UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06067

DIMENSIONAL INVESTMENT GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Investment Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

U.S. Large Company Portfolio
DFUSX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the U.S. Large Company Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.08%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 21.37% for the Portfolio and 21.45% for the S&P 500 Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S.  equities had positive returns for the period. The portfolio generally invests in the stocks that comprise the S&P 500 Index in approximately the same proportions in which they are represented in the S&P 500 Index. Given this approach, the portfolio’s performance was generally determined by broad structural trends in the US equity market.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFUSX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Large Company Portfolio – Institutional	21.37%	17.56%	14.57%
S&P 500® Index[1]	21.45%	17.64%	14.64%
1	Copyright® 2025 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$13,636,042
Number of Holdings	506
Net Advisory Fees Paid (Thousands)	$6,037
Portfolio Turnover Rate	5%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	8.5%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.0%
Alphabet, Inc. A	2.8%
Meta Platforms, Inc. A	2.4%
Alphabet, Inc. C	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc.	1.5%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	36.1%
Financials	12.9%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	9.0%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.3%
Real Estate	1.8%
Materials	1.7%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFUSX

DFA International Value Portfolio
DFIVX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA International Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.28%1,[2]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 32.03% for the Portfolio and 29.49% for the MSCI World ex USA Value Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations outperformed larger stocks. Within large cap stocks, value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:

•	Focus on value stocks contributed, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks underperformed.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DFIVX

VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA International Value Portfolio – Institutional	32.03%	19.58%	9.02%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
MSCI World ex USA Value Index (net div.)	29.49%	17.25%	7.84%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$11,657,159
Number of Holdings	519
Net Advisory Fees Paid (Thousands)	$24,965
Portfolio Turnover Rate	13%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Shell PLC	4.0%
TotalEnergies SE	2.4%
Banco Santander SA	2.1%
SoftBank Group Corp.	2.0%
Zurich Insurance Group AG	1.5%
Barrick Mining Corp.	1.3%
Toronto-Dominion Bank	1.2%
Toyota Motor Corp.	1.2%
Lloyds Banking Group PLC	1.1%
UBS Group AG	1.1%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	21.9%
United Kingdom	12.9%
Canada	11.6%
France	9.5%
Switzerland	9.2%
Germany	8.3%
Australia	5.7%
Netherlands	4.1%
Spain	3.8%
Sweden	2.4%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.
PAGE 2	DFA103125-DFIVX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFIVX

DFA Two-Year Fixed Income Portfolio
DFCFX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Two-Year Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.21%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.50% for the Portfolio and 5.06% for the ICE BofA 1-3 Year US Corporate & Government Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term bonds underperformed longer-term bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFCFX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Two-Year Fixed Income Portfolio – Institutional	4.50%	1.97%	1.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA 1-3 Year US Corporate & Government Index[1]	5.06%	1.86%	1.99%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$117,311
Number of Holdings	141
Net Advisory Fees Paid (Thousands)	$151
Portfolio Turnover Rate	69%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	42.2%
Foreign Government	36.9%
U.S. Government	11.5%
Energy	6.0%
Consumer, Cyclical	2.0%
Consumer, Non-cyclical	1.4%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	71.9%
1 to 3 Years	28.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFCFX

DFA Two-Year Government Portfolio
DFYGX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Two-Year Government Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.17%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.33% for the Portfolio and 4.83% for the ICE BofA 1-3 Year US Treasury & Agency Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term government bonds outperforming shorter-term government bonds.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term bonds underperformed longer-term bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFYGX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Two-Year Government Portfolio – Institutional	4.33%	1.97%	1.46%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA 1-3 Year US Treasury & Agency Index[1]	4.83%	1.65%	1.74%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$138,148
Number of Holdings	28
Net Advisory Fees Paid (Thousands)	$145
Portfolio Turnover Rate	66%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	100.0%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	75.6%
1 to 3 Years	24.4%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFYGX

Global Equity Portfolio
DGEIX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Global Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.25%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 18.43% for the Portfolio and 22.00% for the MSCI All Country World IMI Index (net dividends) the Portfolio’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. US stocks underperformed developed ex  US and emerging markets stocks.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Emphasis on value stocks detracted.

•	Greater weight in U.S. stocks detracted.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DGEIX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Global Equity Portfolio – Institutional	18.43%	15.44%	11.40%
MSCI All Country World IMI Index (net div.)	22.00%	14.26%	11.04%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$10,443,968
Number of Holdings	6
Net Advisory Fees Paid (Thousands)	$2,934
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Core Equity 2 Portfolio	53.9%
U.S. Core Equity 1 Portfolio	18.0%
International Core Equity 2 Portfolio	17.9%
Emerging Markets Core Equity 2 Portfolio	8.4%
DFA Real Estate Securities Portfolio	1.3%
DFA International Real Estate Securities Portfolio	0.5%
†	Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DGEIX

Global Allocation 60/40 Portfolio
DGSIX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Global Allocation 60/40 Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.24%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 13.24% for the Portfolio and 14.95% for the Portfolio’s custom benchmark, a hypothetical composite index composed of 60% S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, and 40% ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark.
PERFORMANCE HIGHLIGHTS

•
Global stocks had positive returns for the period. As measured by the S&P Global BMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps.

•
Global bond yield changes were mixed during the period. Realized term premiums were positive in the short- to intermediate-term maturity range, with intermediate-term bonds outperforming short-term bonds. Credit spreads remained narrow throughout the period. Realized credit premiums were positive, with corporate bonds outperforming government bonds.

Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Emphasis on value stocks detracted.

•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.

•
Inclusion of intermediate-term bonds contributed positively as intermediate-term bonds outperformed bonds in the one- to three-year maturity range. Inclusion of corporate bonds also contributed to performance as corporate bonds outperformed government bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DGSIX

VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Global Allocation 60/40 Portfolio – Institutional	13.24%	9.85%	8.01%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.88%
Global 60/40 Fund Custom Benchmark[1]	14.95%	9.38%	7.53%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	4.87%	2.11%	2.01%
1	The Global 60/40 Composite Index is an unmanaged hypothetical index composed of 60% S&P Global BMI Index (net dividends) and 40% ICE BofA 1-3 Year Global Government Index (hedged to USD).
2	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$3,666,093
Number of Holdings	12
Net Advisory Fees Paid (Thousands)	$990
Portfolio Turnover Rate	4%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Core Equity 2 Portfolio	32.4%
DFA Selectively Hedged Global Fixed Income Portfolio	14.9%
U.S. Core Equity 1 Portfolio	10.9%
International Core Equity 2 Portfolio	10.8%
DFA Short-Term Extended Quality Portfolio	9.8%
Emerging Markets Core Equity 2 Portfolio	5.2%
DFA Global Core Plus Fixed Income Portfolio	5.0%
DFA Five-Year Global Fixed Income Portfolio	4.9%
DFA Inflation-Protected Securities Portfolio	2.5%
DFA World ex U.S. Government Fixed Income Portfolio	2.5%
†	Excludes cash investments, if any.
PAGE 2	DFA103125-DGSIX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DGSIX

Global Allocation 25/75 Portfolio
DGTSX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Global Allocation 25/75 Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.24%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 8.38% for the Portfolio and 9.01% for the Portfolio’s custom benchmark, a hypothetical composite index composed of 25% S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, and 75% ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark.
PERFORMANCE HIGHLIGHTS

•
Global stocks had positive returns for the period. As measured by the S&P Global BMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps.

•
Global bond yield changes were mixed during the period. Realized term premiums were positive in the short- to intermediate-term maturity range, with intermediate-term bonds outperforming short-term bonds. Credit spreads remained narrow throughout the period. Realized credit premiums were positive, with corporate bonds outperforming government bonds.

Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Emphasis on value stocks detracted.

•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.

•
Inclusion of intermediate-term bonds contributed positively as intermediate-term bonds outperformed bonds in the one- to three-year maturity range. Inclusion of corporate bonds also contributed to performance as corporate bonds outperformed government bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DGTSX

VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Global Allocation 25/75 Portfolio – Institutional	8.38%	5.15%	4.60%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.37%
Global 25/75 Fund Custom Benchmark[1]	9.01%	5.18%	4.37%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	4.87%	2.11%	2.01%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.88%
1	The Global 25/75 Composite Index is an unmanaged hypothetical index composed of 25% S&P Global BMI Index (net dividends) and 75% ICE BofA 1-3 Year Global Government Index (hedged to USD).
2	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$666,105
Number of Holdings	11
Net Advisory Fees Paid (Thousands)	$227
Portfolio Turnover Rate	10%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
DFA Short-Term Extended Quality Portfolio	30.0%
DFA Two-Year Global Fixed Income Portfolio	30.0%
U.S. Core Equity 2 Portfolio	13.5%
DFA Inflation-Protected Securities Portfolio	11.0%
U.S. Core Equity 1 Portfolio	4.5%
International Core Equity 2 Portfolio	4.5%
DFA World ex U.S. Government Fixed Income Portfolio	4.0%
Emerging Markets Core Equity 2 Portfolio	2.1%
DFA Real Estate Securities Portfolio	0.3%
DFA International Real Estate Securities Portfolio	0.1%
†	Excludes cash investments, if any.
PAGE 2	DFA103125-DGTSX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DGTSX

DFA International Value Portfolio III
DFVIX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA International Value Portfolio III (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.24%1,[2]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 32.03% for the Portfolio and 29.49% for the MSCI World ex USA Value Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations outperformed larger stocks. Within large cap stocks, value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:

•	Focus on value stocks contributed, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks underperformed.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DFVIX

VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA International Value Portfolio III – Institutional	32.03%	19.64%	9.13%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
MSCI World ex USA Value Index (net div.)	29.49%	17.25%	7.84%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$3,238,759
Number of Holdings	519
Net Advisory Fees Paid (Thousands)	$6,345
Portfolio Turnover Rate	13%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Shell PLC	4.0%
TotalEnergies SE	2.4%
Banco Santander SA	2.1%
SoftBank Group Corp.	2.0%
Zurich Insurance Group AG	1.5%
Barrick Mining Corp.	1.3%
Toronto-Dominion Bank	1.2%
Toyota Motor Corp.	1.2%
Lloyds Banking Group PLC	1.1%
UBS Group AG	1.1%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	21.9%
United Kingdom	12.9%
Canada	11.6%
France	9.5%
Switzerland	9.2%
Germany	8.3%
Australia	5.7%
Netherlands	4.1%
Spain	3.8%
Sweden	2.4%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.
PAGE 2	DFA103125-DFVIX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFVIX

U.S. Large Cap Value Portfolio III
DFUVX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the U.S. Large Cap Value Portfolio III (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.14%1,[2]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 9.60% for the Portfolio and 11.15% for the Russell 1000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.

•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.

•	Emphasis on stocks with higher profitability detracted.

•	Exclusion of REITs contributed.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DFUVX

VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Large Cap Value Portfolio III – Institutional	9.60%	15.27%	9.97%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$3,963,388
Number of Holdings	339
Net Advisory Fees Paid (Thousands)	$4,135
Portfolio Turnover Rate	8%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.8%
Exxon Mobil Corp.	2.7%
Johnson & Johnson	2.6%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Berkshire Hathaway, Inc.	1.9%
UnitedHealth Group, Inc.	1.9%
Wells Fargo & Co.	1.8%
Micron Technology, Inc.	1.5%
Goldman Sachs Group, Inc.	1.3%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Financials	23.9%
Health Care	15.6%
Industrials	14.2%
Information Technology	12.7%
Energy	12.1%
Materials	6.2%
Communication Services	6.0%
Consumer Discretionary	4.8%
Consumer Staples	4.0%
Real Estate	0.5%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DFUVX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFUVX

Emerging Markets Portfolio II
DFETX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Emerging Markets Portfolio II (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.35%1,[2]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 27.78% for the Portfolio and 27.91% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with higher profitability contributed.

•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFETX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Emerging Markets Portfolio II – Institutional	27.78%	10.00%	8.42%
MSCI Emerging Markets Index (net div.)	27.91%	7.46%	7.69%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$72,766
Number of Holdings	2,162
Net Advisory Fees Paid (Thousands)	$151
Portfolio Turnover Rate	10%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	4.0%
Samsung Electronics Co. Ltd.	3.7%
SK Hynix, Inc.	2.1%
Alibaba Group Holding Ltd.	1.3%
Alibaba Group Holding Ltd.	1.2%
PDD Holdings, Inc.	0.9%
Meituan B	0.8%
Hon Hai Precision Industry Co. Ltd.	0.7%
HDFC Bank Ltd.	0.7%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
China	26.0%
Taiwan	21.1%
India	16.6%
South Korea	13.9%
Brazil	3.4%
South Africa	3.2%
Saudi Arabia	3.1%
Mexico	1.8%
United Arab Emirates	1.6%
Malaysia	1.4%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFETX

(b)	Not applicable.

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Fiscal Year Ended October 31, 2025:	$226,759
Fiscal Year Ended October 31, 2024:	$233,333

(b)	Audit-Related Fees

Fees for Registrant	Fiscal Year Ended October 31, 2025:	$17,365
	Fiscal Year Ended October 31, 2024:	$18,348

For fiscal years ended October 31, 2025 and October 31, 2024, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2025:	$240,000
Fiscal Year Ended October 31, 2024:	$240,000

For the fiscal years ended October 31, 2025 and October 31, 2024, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant	Fiscal Year Ended October 31, 2025:	$0
	Fiscal Year Ended October 31, 2024:	$0

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant	Fiscal Year Ended October 31, 2025:	$0
	Fiscal Year Ended October 31, 2024:	$0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1)	Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

Dimensional ETF Trust

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.	The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.	Pre-Approval of Audit Services to the Funds

1.	The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.	The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.	Unless otherwise required in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

2.	Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.	The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.	The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.	A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.	Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.	The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value in any fiscal year.

5.	The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.	In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.	A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2025 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2025:	$1,744,823
Fiscal Year Ended October 31, 2024:	$1,556,653

Aggregate non-audit fees & services rendered to the Registrant, and rendered to the Registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a)	Please see the Schedules of Investments contained in the Annual Financial Statements & Other Information included under Item 7 of this Report.

Certain of the Portfolios (the “Feeder Funds”) invest all of their assets in a corresponding series of The DFA Investment Trust Company (the “Master Funds”) as indicated below. The financial statements of the Feeder Funds’ Master Funds, including the Schedules of Investments, are included elsewhere in the Annual Financial Statements & Other Information and should be read in conjunction with the financial statements of the Feeder Funds.

Feeder Fund	Master Fund
DFA International Value Portfolio	The DFA International Value Series
DFA International Value Portfolio III	The DFA International Value Series
Emerging Markets Portfolio II	The Emerging Markets Series
U.S. Large Cap Value Portfolio III	The U.S. Large Cap Value Series

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Please see Financial Statements included below.

(b)	Please see Financial Highlights included below.

Annual Financial Statements &
Other Information
Year Ended: October 31, 2025

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio
U.S. Large Cap Equity Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
U.S. High Relative Profitability Portfolio
DFA Real Estate Securities Portfolio
DFA Commodity Strategy Portfolio
Dimensional Investment Group Inc.

U.S. Large Company Portfolio
The DFA Investment Trust Company

The U.S. Large Cap Value Series

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

CONTINUED
ii

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
NZD	New Zealand Dollars
USD	United States Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of October 31, 2025.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
∞	Rates reflect the effective yields at purchase date.
«	Security pledged as collateral for Futures Contracts.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of October 31, 2025
»	Securities that have been fair value factored. See Note B to Financial Statements.
~	Security pledged as collateral for Swap Agreements.
Financial Highlights
(A)	Computed using average shares outstanding.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED
All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

2

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

			Face Amount^	Value†
			(000)
BONDS — (57.4%)
AUSTRALIA — (7.6%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.810%, FRN, 5.097%, 01/18/27		1,300	$1,307,805
	SOFR + 0.810%, FRN, 5.097%, 01/18/27		250	251,501
(r)	3M Swap + 0.970%, FRN, 4.604%, 05/12/27	AUD	500	329,627
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.520%, FRN, 4.785%, 06/15/26		1,218	1,219,356
(r)Ω	SOFR + 0.460%, FRN, 4.746%, 11/27/26		1,250	1,249,524
(r)	3M Swap + 1.020%, FRN, 4.610%, 08/18/27	AUD	3,000	1,980,900
Glencore Funding LLC, SOFR + 0.750%, FRN
(r)Ω	4.865%, 10/01/26		1,550	1,552,409
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	5.190%, 07/02/27		2,000	2,014,507
National Australia Bank Ltd., 3M Swap + 0.700%, FRN
(r)	4.190%, 10/18/27	AUD	3,000	1,969,476
Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	4.998%, 03/14/28		2,200	2,221,906
Westpac Banking Corp.
(r)	3M Swap + 1.050%, FRN, 4.623%, 05/20/27	AUD	500	330,081
(r)	3M Swap + 0.980%, FRN, 4.570%, 02/16/28	AUD	5,000	3,302,939
TOTAL AUSTRALIA				17,730,031
			Face Amount^	Value†
			(000)
CANADA — (4.1%)
Bank of Montreal
(r)	SOFR + 1.330%, FRN, 5.520%, 06/05/26		683	$686,916
(r)	SOFR + 0.620%, FRN, 4.778%, 09/15/26		440	440,901
(r)	SOFR + 0.760%, FRN, 4.954%, 06/04/27		800	803,678
Bank of Nova Scotia
(r)	SOFR + 0.545%, FRN, 4.754%, 03/02/26		415	415,407
(r)	SOFR + 0.780%, FRN, 4.974%, 06/04/27		1,360	1,366,577
Nutrien Ltd.
	5.950%, 11/07/25		1,500	1,500,092
Rogers Communications, Inc.
	3.625%, 12/15/25		134	133,873
Royal Bank of Canada
(r)	SOFR + 0.950%, FRN, 5.040%, 01/19/27		436	438,880
(r)	SOFR + 0.710%, FRN, 4.797%, 01/21/27		1,700	1,706,348
Toronto-Dominion Bank
(r)	SOFR + 1.080%, FRN, 5.173%, 07/17/26		1,047	1,053,314
(r)	SOFR + 0.730%, FRN, 4.840%, 04/05/27		1,000	1,003,895
TOTAL CANADA				9,549,881
DENMARK — (3.0%)
Denmark Government Bonds
	1.750%, 11/15/25	DKK	38,000	5,864,628
Novo Nordisk Finance Netherlands BV
	3.375%, 05/21/26	EUR	1,000	1,158,802
TOTAL DENMARK				7,023,430

3

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
FRANCE — (1.7%)
Agence Francaise de Developpement EPIC
	0.625%, 01/22/26	800	$793,839
Banque Federative du Credit Mutuel SA, SOFR + 1.400%, FRN
(r)	5.500%, 07/13/26	1,300	1,308,997
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	5.036%, 03/11/27	1,800	1,807,137
TOTAL FRANCE			3,909,973
GERMANY — (2.7%)
BMW U.S. Capital LLC, SOFR + 0.710%, FRN
(r)Ω	4.991%, 08/11/27	1,214	1,218,181
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	4.940%, 01/13/28	1,500	1,501,305
Mercedes-Benz Finance North America LLC
	4.900%, 01/09/26	1,000	1,000,906
(r)Ω	SOFR + 0.630%, FRN, 4.705%, 07/31/26	600	600,889
(r)Ω	SOFR + 0.930%, FRN, 5.048%, 03/31/28	400	401,380
Volkswagen Group of America Finance LLC, SOFR + 1.060%, FRN
(r)Ω	5.183%, 03/25/27	1,500	1,503,846
TOTAL GERMANY			6,226,507
ITALY — (0.7%)
Republic of Italy Government International Bonds
	1.250%, 02/17/26	1,700	1,685,546
JAPAN — (2.4%)
NTT Finance Corp.
Ω	1.162%, 04/03/26	500	493,688
(r)Ω	SOFR + 1.080%, FRN, 5.358%, 07/16/28	1,000	1,010,280
	SOFR + 1.080%, FRN, 5.358%, 07/16/28	200	202,056
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Sumitomo Mitsui Financial Group, Inc., SOFR + 0.880%, FRN
(r)	5.156%, 01/14/27		1,754	$1,763,313
Sumitomo Mitsui Trust Bank Ltd.
(r)Ω	SOFR + 0.980%, FRN, 5.257%, 09/10/27		1,364	1,377,718
	SOFR + 0.980%, FRN, 5.257%, 09/10/27		784	791,884
TOTAL JAPAN				5,638,939
LUXEMBOURG — (0.7%)
ArcelorMittal SA
	4.550%, 03/11/26		1,500	1,499,194
NETHERLANDS — (2.7%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	4.858%, 07/07/28		3,550	3,556,370
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 4.812%, 01/09/26		300	300,290
(r)	SOFR + 0.900%, FRN, 5.010%, 10/05/26		500	502,606
(r)	3M Swap + 0.870%, FRN, 4.418%, 02/26/27	AUD	3,000	1,973,205
TOTAL NETHERLANDS				6,332,471
NEW ZEALAND — (4.1%)
New Zealand Government Bonds
	0.250%, 05/15/28	NZD	6,500	3,484,470
New Zealand Local Government Funding Agency Bonds
	2.250%, 05/15/28	NZD	11,000	6,171,172
TOTAL NEW ZEALAND				9,655,642
NORWAY — (1.4%)
Kommunalbanken AS
(r)	SOFR + 1.000%, FRN, 5.162%, 06/17/26		3,200	3,214,524

4

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SINGAPORE — (3.3%)
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)	4.858%, 03/21/28		1,800	$1,807,368
United Overseas Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 4.275%, 02/24/27	AUD	3,000	1,969,495
(r)	3M Swap + 0.720%, FRN, 4.290%, 04/16/27	AUD	6,000	3,938,716
TOTAL SINGAPORE				7,715,579
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.1%)
International Bank for Reconstruction & Development
(r)	SOFR + 0.180%, FRN, 4.350%, 06/15/26		174	174,113
UNITED KINGDOM — (1.2%)
GlaxoSmithKline Capital PLC, SOFR + 0.500%, FRN
(r)	4.662%, 03/12/27		879	883,682
NatWest Markets PLC, SOFR + 0.950%, FRN
(r)Ω	5.078%, 03/21/28		2,000	2,010,331
TOTAL UNITED KINGDOM				2,894,013
UNITED STATES — (21.7%)
7-Eleven, Inc.
	0.950%, 02/10/26		1,025	1,015,387
AES Corp.
	1.375%, 01/15/26		1,000	993,705
Ameren Corp.
	3.650%, 02/15/26		1,600	1,596,839
American Express Co.
(r)	SOFR + 0.760%, FRN, 5.029%, 02/13/26		1,600	1,601,124
(r)	SOFR + 0.650%, FRN, 4.954%, 11/04/26		266	267,076
American Honda Finance Corp.
(r)	SOFR + 0.710%, FRN, 4.812%, 07/09/27		1,661	1,662,840
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
(r)	SOFR + 0.900%, FRN, 5.102%, 09/01/28	450	$451,309
American Tower Corp.
	4.400%, 02/15/26	100	100,003
Bank of America NA, SOFR + 1.020%, FRN
(r)	5.277%, 08/18/26	300	301,631
Boston Properties LP
	3.650%, 02/01/26	100	99,796
Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r)	4.733%, 02/20/26	750	750,637
Cargill, Inc., SOFR + 0.610%, FRN
(r)Ω	4.891%, 02/11/28	1,750	1,753,850
Caterpillar Financial Services Corp.
(r)	SOFR + 0.380%, FRN, 4.488%, 01/07/27	292	292,299
(r)	SOFR + 0.520%, FRN, 4.784%, 05/14/27	400	401,073
(r)	SOFR + 0.520%, FRN, 4.724%, 03/03/28	1,500	1,501,884
Charles Schwab Corp., SOFR + 0.520%, FRN
(r)	4.789%, 05/13/26	146	146,037
Chevron USA, Inc., SOFR + 0.570%, FRN
(r)	4.839%, 08/13/28	2,250	2,258,472
Citibank NA
(r)	SOFR + 1.060%, FRN, 5.254%, 12/04/26	1,500	1,510,633
(r)	SOFR + 0.781%, FRN, 4.988%, 05/29/27	600	604,322
Consolidated Edison Co. of New York, Inc., SOFR + 0.520%, FRN
(r)	4.777%, 11/18/27	400	400,212
CVS Health Corp.
	5.000%, 02/20/26	1,700	1,702,554
ERAC USA Finance LLC
Ω	3.800%, 11/01/25	2,250	2,250,000
General Motors Financial Co., Inc.
	1.250%, 01/08/26	150	149,125

5

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Georgia Power Co., SOFR + 0.280%, FRN
(r)	4.438%, 09/15/26	800	$800,282
Global Payments, Inc.
	4.800%, 04/01/26	600	600,323
HCA, Inc., SOFR + 0.870%, FRN
(r)	5.082%, 03/01/28	1,500	1,510,072
Hewlett Packard Enterprise Co., SOFR + 0.960%, FRN
#(r)	5.118%, 09/15/28	1,500	1,504,432
HSBC USA, Inc.
(r)	SOFR + 0.960%, FRN, 5.154%, 03/04/27	1,000	1,005,860
(r)	SOFR + 0.970%, FRN, 5.174%, 06/03/28	1,117	1,124,908
John Deere Capital Corp.
(r)	SOFR + 0.440%, FRN, 4.644%, 03/06/26	500	500,439
(r)	SOFR + 0.790%, FRN, 4.994%, 06/08/26	1,072	1,075,439
(r)	SOFR + 0.500%, FRN, 4.704%, 03/06/28	400	400,508
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.186%, 12/08/26	1,700	1,712,262
Keurig Dr. Pepper, Inc.
(r)	SOFR + 0.580%, FRN, 4.840%, 11/15/26	220	220,001
(r)	SOFR + 0.880%, FRN, 5.038%, 03/15/27	240	240,392
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.236%, 10/30/26	1,350	1,359,384
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.800%, FRN, 5.096%, 02/05/27	1,218	1,224,751
(r)	SOFR + 0.820%, FRN, 4.974%, 09/16/27	170	170,896
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.813%, 05/20/27	750	$752,270
NextEra Energy Capital Holdings, Inc.
(r)	SOFR + 0.760%, FRN, 4.829%, 01/29/26	750	750,954
(r)	SOFR + 0.800%, FRN, 5.104%, 02/04/28	863	869,134
Oracle Corp.
	5.800%, 11/10/25	1,600	1,600,409
PayPal Holdings, Inc., SOFR + 0.670%, FRN
(r)	4.856%, 03/06/28	2,275	2,282,117
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.200%, 11/15/25	1,149	1,147,542
Philip Morris International, Inc.
	4.875%, 02/13/26	1,000	1,001,647
(r)	SOFR + 0.830%, FRN, 4.899%, 04/28/28	190	191,304
Public Storage Operating Co., SOFR + 0.700%, FRN
(r)	4.794%, 04/16/27	780	782,422
T-Mobile USA, Inc.
	1.500%, 02/15/26	400	396,689
Toyota Motor Credit Corp., SOFR + 0.710%, FRN
(r)	4.974%, 05/14/27	2,000	2,009,730
Vontier Corp.
	1.800%, 04/01/26	1,700	1,682,063
Western Union Co.
	1.350%, 03/15/26	1,700	1,680,805
Williams Cos., Inc.
	5.400%, 03/02/26	200	200,749
TOTAL UNITED STATES			50,608,592
TOTAL BONDS			133,858,435
U.S. TREASURY OBLIGATIONS — (21.6%)
U.S. Treasury Bills
∞	4.208%, 11/13/25	4,200	4,195,493
∞	4.117%, 12/30/25	6,500	6,460,361
∞	3.852%, 01/22/26	8,000	7,933,200
U.S. Treasury Notes
«	2.250%, 11/15/25	12,000	11,993,041
	4.875%, 11/30/25	6,000	6,003,393

6

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

	3.875%, 01/15/26	1,750	$1,749,761
«	4.250%, 01/31/26	12,000	12,009,453
TOTAL U.S. TREASURY OBLIGATIONS			50,344,702
COMMERCIAL PAPER — (17.0%)
CANADA — (1.8%)
Alimentation Couche-Tard, Inc.
Ω	4.145%, 01/22/26	1,000	990,378
Ω	4.252%, 01/22/26	500	495,189
Magna International, Inc.
Ω	4.306%, 11/20/25	1,000	997,733
Nutrien Ltd.
Ω	4.316%, 11/06/25	250	249,828
TELUS Corp.
Ω	5.037%, 01/16/26	1,500	1,485,268
TOTAL CANADA			4,218,396
FRANCE — (1.2%)
Engie SA
Ω	4.107%, 01/05/26	1,500	1,489,049
TotalEnergies Capital SA
Ω	4.174%, 11/20/25	1,225	1,222,328
TOTAL FRANCE			2,711,377
GERMANY — (0.3%)
BASF SE
Ω	4.630%, 11/07/25	250	249,799
Ω	4.823%, 11/07/25	500	499,597
TOTAL GERMANY			749,396
ITALY — (0.6%)
Enel Finance America LLC
Ω	4.253%, 01/09/26	1,500	1,488,042
SINGAPORE — (0.2%)
DBS Bank Ltd.
Ω	4.296%, 11/26/25	500	498,587
UNITED KINGDOM — (1.2%)
LSEGA Financing PLC
Ω	4.253%, 12/11/25	1,800	1,791,668
Standard Chartered Bank
Ω	4.090%, 01/14/26	1,000	991,623
TOTAL UNITED KINGDOM			2,783,291
		Face Amount^	Value†
		(000)

UNITED STATES — (11.7%)
Amcor Flexibles North America, Inc.
Ω	4.305%, 11/04/25	1,000	$999,548
Campbell's Co.
Ω	4.506%, 12/03/25	500	498,052
Ω	4.294%, 12/11/25	1,300	1,293,702
Charles Schwab Corp.
Ω	4.669%, 11/14/25	2,000	1,996,960
Chevron Phillips Chemical Co. LLC
Ω	4.304%, 12/18/25	1,250	1,243,210
CRH America Finance, Inc.
Ω	4.684%, 11/04/25	1,500	1,499,321
Dominion Energy, Inc.
Ω	4.194%, 12/03/25	1,500	1,494,358
Duke Energy Corp.
Ω	4.185%, 12/04/25	1,250	1,245,261
eBay, Inc.
Ω	4.341%, 11/04/25	750	749,663
Enbridge U.S., Inc.
Ω	4.231%, 11/24/25	1,000	997,269
Entergy Corp.
Ω	4.429%, 12/11/25	1,650	1,642,275
General Motors Financial Co., Inc.
Ω	4.284%, 02/12/26	1,400	1,383,078
Harley-Davidson Financial Services, Inc.
Ω	4.676%, 11/05/25	250	249,854
Ω	4.675%, 12/08/25	1,250	1,244,368
Honeywell International, Inc.
Ω	4.228%, 12/15/25	1,000	995,069
Hubbell, Inc.
Ω	4.277%, 11/06/25	1,000	999,320
Intesa Sanpaolo Funding LLC
	4.663%, 11/12/25	1,000	998,558
	4.669%, 11/12/25	500	499,279
ITC Holdings Corp.
Ω	4.609%, 11/17/25	1,500	1,497,102
Mondelez International, Inc.
Ω	4.221%, 11/25/25	525	523,528
NextEra Energy Capital Holdings, Inc.
Ω	4.317%, 11/07/25	250	249,798
Ω	4.265%, 11/25/25	300	299,147
Phillips 66
Ω	4.252%, 11/20/25	600	598,630
Ω	4.252%, 11/21/25	1,000	997,600
Sherwin-Williams Co.
Ω	4.261%, 11/05/25	1,000	999,438

7

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Stanley Black & Decker, Inc.
Ω	4.297%, 12/04/25		1,500	$1,494,030
Walt Disney Co.
Ω	4.157%, 11/06/25		600	599,602
TOTAL UNITED STATES				27,288,020
TOTAL COMMERCIAL PAPER (Cost $39,738,048)				39,737,109
FOREIGN SOVEREIGN OBLIGATIONS — (3.3%)
CANADA — (3.3%)
Canada Treasury Bills
∞	2.421%,12/17/25	CAD	1,500	1,066,368
Ontario Treasury Bills
∞	2.699%,11/12/25	CAD	2,350	1,674,280
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Quebec Treasury Bills
∞	2.702%, 11/07/25	CAD	400	$285,072
∞	2.480%, 12/12/25	CAD	4,750	3,377,985
∞	2.449%, 12/19/25	CAD	2,000	1,421,710
TOTAL CANADA				7,825,415
TOTAL INVESTMENT SECURITIES (Cost $231,591,692)				231,765,661

		Shares
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	132,960	1,537,954
TOTAL INVESTMENTS — (100.0%)
(Cost $233,129,646)			$233,303,615
As of October 31, 2025, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,194,200	EUR	1,015,403	Citibank, N.A.	11/03/25	$23,795
USD	12,030,526	AUD	18,169,879	Citibank, N.A.	11/03/25	141,975
USD	1,184,579	EUR	1,012,892	Citibank, N.A.	11/07/25	16,872
USD	2,537,164	NZD	4,402,876	Citibank, N.A.	11/14/25	16,623
USD	3,639,266	CAD	5,031,189	Citibank, N.A.	11/14/25	50,081
USD	6,009,195	DKK	38,436,950	Societe Generale	11/21/25	69,801
USD	7,093	EUR	6,103	Citibank, N.A.	12/03/25	47
USD	5,870,596	CAD	8,204,728	NatWest Markets PLC	12/15/25	8,100
USD	64,035	NZD	108,554	Citibank, N.A.	12/18/25	1,798
USD	6,348,262	NZD	10,586,965	NatWest Markets PLC	12/18/25	278,518
USD	11,924,346	AUD	18,169,879	UBS AG	01/02/26	28,516
Total Appreciation						$636,126
EUR	6,103	USD	7,081	Citibank, N.A.	11/03/25	$(46)
EUR	1,009,300	USD	1,172,784	HSBC Bank	11/03/25	(9,414)
AUD	18,169,879	USD	11,917,079	UBS AG	11/03/25	(28,527)
CAD	2,269,470	USD	1,624,461	Citibank, N.A.	11/14/25	(5,451)
USD	3,968,836	AUD	6,105,392	Citibank, N.A.	11/28/25	(27,058)
USD	1,097,889	NZD	1,915,708	Citibank, N.A.	12/18/25	(430)
Total (Depreciation)						$(70,926)
Total Appreciation (Depreciation)						$565,200

8

Enhanced U.S. Large Company Portfolio
CONTINUED
As of October 31, 2025, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	686	12/19/25	$223,179,099	$235,778,200	$12,599,101
Total Futures Contracts			$223,179,099	$235,778,200	$12,599,101
As of October 31, 2025, the value of Rule 144A securities amounted to $66,967,660 or 28.4% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$17,730,031	—	$17,730,031
Canada	—	9,549,881	—	9,549,881
Denmark	—	7,023,430	—	7,023,430
France	—	3,909,973	—	3,909,973
Germany	—	6,226,507	—	6,226,507
Italy	—	1,685,546	—	1,685,546
Japan	—	5,638,939	—	5,638,939
Luxembourg	—	1,499,194	—	1,499,194
Netherlands	—	6,332,471	—	6,332,471
New Zealand	—	9,655,642	—	9,655,642
Norway	—	3,214,524	—	3,214,524
Singapore	—	7,715,579	—	7,715,579
Supranational Organization Obligations	—	174,113	—	174,113
United Kingdom	—	2,894,013	—	2,894,013
United States	—	50,608,592	—	50,608,592
U.S. Treasury Obligations	—	50,344,702	—	50,344,702
Commercial Paper	—	39,737,109	—	39,737,109
Foreign Sovereign Obligations	—	7,825,415	—	7,825,415
Securities Lending Collateral	—	1,537,954	—	1,537,954
Total Investments in Securities	—	$233,303,615	—	$233,303,615
Financial Instruments
Assets
Forward Currency Contracts**	—	636,126	—	636,126
Futures Contracts**	$12,599,101	—	—	12,599,101
Liabilities
Forward Currency Contracts**	—	(70,926)	—	(70,926)
Total Financial Instruments	$12,599,101	$565,200	—	$13,164,301
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
9

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (10.3%)
	Alphabet, Inc. (GOOG US), Class C	201,822	$56,877,476
	Alphabet, Inc. (GOOGL US), Class A	216,264	60,811,274
*	AST SpaceMobile, Inc.	1,084	86,991
	AT&T, Inc.	274,069	6,783,208
#*	Charter Communications, Inc., Class A	6,643	1,553,399
	Comcast Corp., Class A	160,486	4,467,128
	Electronic Arts, Inc.	16,984	3,397,819
	Fox Corp. (FOX US), Class B	18,147	1,059,966
	Fox Corp. (FOXA US), Class A	17,570	1,135,901
	Interpublic Group of Cos., Inc.	2,718	69,744
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	1,915	174,227
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	11,140	1,112,329
#*	Live Nation Entertainment, Inc.	12,730	1,903,517
	Meta Platforms, Inc., Class A	96,467	62,544,379
*	Netflix, Inc.	14,911	16,683,321
	News Corp. (NWS US), Class B	15,941	485,722
	News Corp. (NWSA US), Class A	24,074	637,961
#	Omnicom Group, Inc.	15,656	1,174,513
*	Pinterest, Inc., Class A	35,332	1,169,489
*	Reddit, Inc., Class A	2,993	625,387
*	ROBLOX Corp., Class A	11,726	1,333,481
*	Snap, Inc., Class A	26,428	206,138
*	Spotify Technology SA	3,689	2,417,475
*	Take-Two Interactive Software, Inc.	6,769	1,735,369
	TKO Group Holdings, Inc.	3,615	681,066
	T-Mobile U.S., Inc.	25,495	5,355,225
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Trade Desk, Inc., Class A	11,638	$585,159
	Verizon Communications, Inc.	211,370	8,399,844
	Walt Disney Co.	45,763	5,153,829
*	Warner Bros Discovery, Inc.	107,613	2,415,912
#	Warner Music Group Corp., Class A	12,595	402,536
TOTAL COMMUNICATION SERVICES			251,439,785
CONSUMER DISCRETIONARY — (10.0%)
*	Airbnb, Inc., Class A	12,253	1,550,495
*	Amazon.com, Inc.	379,492	92,679,536
*	Aptiv PLC	15,648	1,269,053
*	AutoZone, Inc.	854	3,137,963
	Best Buy Co., Inc.	9,569	785,998
	Booking Holdings, Inc.	1,260	6,397,952
*	Burlington Stores, Inc.	4,681	1,280,675
*	Carnival Corp.	56,892	1,640,196
*	Carvana Co.	8,228	2,522,211
*	Chewy, Inc., Class A	7,942	267,804
*	Chipotle Mexican Grill, Inc.	60,503	1,917,340
*	Coupang, Inc.	61,316	1,960,272
	Darden Restaurants, Inc.	8,012	1,443,362
*	Deckers Outdoor Corp.	3,110	253,465
	Dick's Sporting Goods, Inc.	3,406	754,259
	Domino's Pizza, Inc.	1,811	721,611
*	DoorDash, Inc., Class A	4,553	1,158,147
	DR Horton, Inc.	22,951	3,421,535
*	DraftKings, Inc., Class A	22,508	688,520
*	Duolingo, Inc.	1,802	487,693
	eBay, Inc.	39,840	3,239,390
	Expedia Group, Inc.	8,564	1,884,080
*	Flutter Entertainment PLC	5,232	1,216,911
	Ford Motor Co.	313,381	4,114,693
	Garmin Ltd.	11,932	2,552,732
	General Motors Co.	84,429	5,833,200
	Genuine Parts Co.	10,835	1,379,404
	Hilton Worldwide Holdings, Inc.	16,008	4,113,416
	Home Depot, Inc.	42,583	16,164,081

10

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Las Vegas Sands Corp.	45,897	$2,723,987
	Lennar Corp. (LEN US), Class A	12,437	1,539,327
	Lennar Corp. (LENB US), Class B	921	108,724
	Lowe's Cos., Inc.	20,972	4,994,062
#*	Lululemon Athletica, Inc.	8,956	1,527,356
	Marriott International, Inc., Class A	12,862	3,351,580
	McDonald's Corp.	27,487	8,202,945
	NIKE, Inc., Class B	54,384	3,512,663
*	NVR, Inc.	224	1,615,224
*	O'Reilly Automotive, Inc.	31,620	2,986,193
	Penske Automotive Group, Inc.	5,548	888,068
	PulteGroup, Inc.	15,409	1,847,077
	Ralph Lauren Corp.	973	311,029
#*	Rivian Automotive, Inc., Class A	87,798	1,191,419
	Ross Stores, Inc.	25,009	3,974,430
	Royal Caribbean Cruises Ltd.	17,184	4,928,887
	Somnigroup International, Inc.	11,600	920,344
	Starbucks Corp.	38,550	3,117,538
	Tapestry, Inc.	14,717	1,616,221
*	Tesla, Inc.	35,930	16,404,201
	TJX Cos., Inc.	44,806	6,279,113
	Tractor Supply Co.	36,524	1,976,314
*	Ulta Beauty, Inc.	3,474	1,806,063
	Williams-Sonoma, Inc.	8,619	1,675,016
	Yum! Brands, Inc.	18,076	2,498,284
TOTAL CONSUMER DISCRETIONARY			244,832,059
CONSUMER STAPLES — (5.2%)
	Altria Group, Inc.	70,246	3,960,469
	Archer-Daniels-Midland Co.	22,372	1,354,177
	Brown-Forman Corp. (BF/A US), Class A	2,905	78,784
#	Brown-Forman Corp. (BFB US), Class B	1,939	52,799
	Casey's General Stores, Inc.	3,045	1,562,664
*	Celsius Holdings, Inc.	3,774	227,308
	Church & Dwight Co., Inc.	13,695	1,200,915
	Clorox Co.	3,631	408,342
	Coca-Cola Co.	165,359	11,393,235
	Colgate-Palmolive Co.	41,954	3,232,556
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Constellation Brands, Inc., Class A	13,185	$1,732,245
	Costco Wholesale Corp.	17,884	16,300,372
	Dollar General Corp.	7,649	754,650
*	Dollar Tree, Inc.	200	19,824
	Estee Lauder Cos., Inc., Class A	18,709	1,808,973
	General Mills, Inc.	38,114	1,776,494
	Hershey Co.	11,726	1,989,081
	J.M. Smucker Co.	2,063	213,624
	Kenvue, Inc.	176,688	2,539,007
	Keurig Dr. Pepper, Inc.	70,006	1,901,363
	Kimberly-Clark Corp.	27,957	3,346,732
	Kraft Heinz Co.	57,112	1,412,380
	Kroger Co.	61,863	3,936,343
	McCormick & Co., Inc. (MKC US)	15,140	971,382
	McCormick & Co., Inc. (MKC/V US)	210	13,433
	Mondelez International, Inc., Class A	41,878	2,406,310
*	Monster Beverage Corp.	56,520	3,777,232
	PepsiCo, Inc.	58,228	8,506,528
*	Performance Food Group Co.	11,494	1,111,930
	Philip Morris International, Inc.	64,444	9,301,202
	Procter & Gamble Co.	95,581	14,372,515
	Sysco Corp.	39,264	2,916,530
	Target Corp.	24,496	2,271,269
	Tyson Foods, Inc., Class A	21,893	1,125,519
*	U.S. Foods Holding Corp.	19,983	1,451,165
	Walmart, Inc.	169,632	17,163,366
TOTAL CONSUMER STAPLES			126,590,718
ENERGY — (3.6%)
	Baker Hughes Co.	72,095	3,490,119
	Cheniere Energy, Inc.	16,797	3,560,964
	Chevron Corp.	86,118	13,582,531
	ConocoPhillips	45,203	4,016,739
	Coterra Energy, Inc.	29,580	699,863
	Devon Energy Corp.	53,804	1,748,092
	Diamondback Energy, Inc.	16,111	2,306,934
	EOG Resources, Inc.	27,714	2,933,250
	EQT Corp.	31,137	1,668,320
	Expand Energy Corp.	16,215	1,675,172
	Exxon Mobil Corp.	194,341	22,224,837
	Halliburton Co.	68,568	1,840,365

11

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Kinder Morgan, Inc.	117,037	$3,065,199
	Marathon Petroleum Corp.	21,814	4,251,767
	Occidental Petroleum Corp.	52,057	2,144,748
	ONEOK, Inc.	34,728	2,326,776
	Phillips 66	21,139	2,877,863
	SLB Ltd.	110,460	3,983,188
	Targa Resources Corp.	16,139	2,486,051
	TechnipFMC PLC	22,503	930,499
	Texas Pacific Land Corp.	1,413	1,332,996
	Valero Energy Corp.	22,300	3,781,188
	Williams Cos., Inc.	42,004	2,430,771
TOTAL ENERGY			89,358,232
FINANCIALS — (12.6%)
*	Affirm Holdings, Inc.	11,718	842,290
	Aflac, Inc.	19,189	2,056,869
	Allstate Corp.	18,896	3,618,962
	American Express Co.	29,340	10,583,818
	American International Group, Inc.	31,704	2,503,348
	Ameriprise Financial, Inc.	7,298	3,304,316
	Aon PLC, Class A	7,295	2,485,261
	Apollo Global Management, Inc.	23,304	2,896,920
	Arch Capital Group Ltd.	27,365	2,361,873
	ARES Management Corp., Class A	9,422	1,401,146
	Arthur J Gallagher & Co.	6,094	1,520,392
	Bank of America Corp.	173,590	9,278,386
	Bank of New York Mellon Corp.	41,283	4,455,674
*	Berkshire Hathaway, Inc., Class B	46,300	22,110,102
	Blackrock, Inc.	3,111	3,368,622
	Blackstone, Inc.	15,460	2,267,054
*	Block, Inc.	24,659	1,872,605
	Brown & Brown, Inc.	17,292	1,378,864
	Capital One Financial Corp.	28,157	6,194,258
#	Carlyle Group, Inc.	27,159	1,448,118
	Cboe Global Markets, Inc.	6,406	1,573,570
	Charles Schwab Corp.	56,168	5,308,999
	Chubb Ltd.	9,756	2,701,827
	Cincinnati Financial Corp.	8,366	1,293,300
	Citigroup, Inc.	58,141	5,885,613
		Shares	Value†
FINANCIALS — (Continued)
	Citizens Financial Group, Inc.	33,760	$1,717,371
	CME Group, Inc.	7,702	2,044,804
*	Coinbase Global, Inc., Class A	12,854	4,418,948
	Corebridge Financial, Inc.	53,837	1,752,933
*	Corpay, Inc.	5,780	1,504,823
	East West Bancorp, Inc.	1,417	143,967
	Erie Indemnity Co., Class A	2,594	759,108
	Everest Group Ltd.	765	240,608
	Fidelity National Financial, Inc.	12,528	692,047
	Fidelity National Information Services, Inc.	32,950	2,060,034
	Fifth Third Bancorp	42,773	1,780,212
	First Citizens BancShares, Inc., Class A	686	1,251,827
*	Fiserv, Inc.	17,857	1,190,883
	Global Payments, Inc.	13,687	1,064,301
	Goldman Sachs Group, Inc.	7,918	6,250,232
	Hartford Insurance Group, Inc.	23,179	2,878,368
	Huntington Bancshares, Inc.	90,975	1,404,654
	Interactive Brokers Group, Inc., Class A	9,200	647,312
	Intercontinental Exchange, Inc.	12,385	1,811,802
	Jack Henry & Associates, Inc.	2,034	302,944
	JPMorgan Chase & Co.	104,343	32,463,194
	KeyCorp	81,559	1,434,623
	KKR & Co., Inc.	13,319	1,576,037
	Loews Corp.	12,254	1,220,008
	LPL Financial Holdings, Inc.	6,198	2,338,567
	M&T Bank Corp.	8,401	1,544,692
*	Markel Group, Inc.	912	1,800,771
	Marsh & McLennan Cos., Inc.	17,695	3,152,364
	Mastercard, Inc., Class A	34,892	19,260,035
	MetLife, Inc.	44,439	3,547,121
	Moody's Corp.	6,409	3,078,243
	Morgan Stanley	45,991	7,542,524
	MSCI, Inc.	5,056	2,975,709
	Nasdaq, Inc.	25,109	2,146,568

12

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northern Trust Corp.	16,217	$2,086,641
*	PayPal Holdings, Inc.	49,213	3,408,985
	PNC Financial Services Group, Inc.	13,503	2,464,973
	Principal Financial Group, Inc.	18,106	1,521,628
	Progressive Corp.	24,488	5,044,528
	Prudential Financial, Inc.	19,921	2,071,784
	Raymond James Financial, Inc.	14,591	2,315,154
	Regions Financial Corp.	65,047	1,574,137
	Reinsurance Group of America, Inc.	3,658	667,439
	RenaissanceRe Holdings Ltd.	3,272	831,383
*	Robinhood Markets, Inc., Class A	49,376	7,247,409
	Rocket Cos., Inc., Class A	2,917	48,597
	S&P Global, Inc.	6,645	3,237,511
*	SoFi Technologies, Inc.	15,240	452,323
	State Street Corp.	20,144	2,329,855
	Synchrony Financial	27,961	2,079,739
	T. Rowe Price Group, Inc.	15,476	1,586,754
*	Toast, Inc., Class A	23,139	836,244
	TPG, Inc.	1,100	60,544
	Tradeweb Markets, Inc., Class A	5,189	546,869
	Travelers Cos., Inc.	16,697	4,485,148
	Truist Financial Corp.	67,540	3,014,310
	U.S. Bancorp	64,456	3,008,806
	Unum Group	5,655	415,190
	Visa, Inc., Class A	70,201	23,920,289
	W.R. Berkley Corp.	26,851	1,915,550
	Wells Fargo & Co.	110,486	9,608,967
	Willis Towers Watson PLC	8,478	2,654,462
TOTAL FINANCIALS			310,145,040
HEALTH CARE — (8.6%)
	Abbott Laboratories	57,157	7,065,748
	AbbVie, Inc.	75,789	16,525,034
††	Abiomed, Inc.	2,233	34,857
	Agilent Technologies, Inc.	8,351	1,222,252
*	Alnylam Pharmaceuticals, Inc.	4,305	1,963,252
	Amgen, Inc.	24,477	7,304,671
		Shares	Value†
HEALTH CARE — (Continued)
	Becton Dickinson & Co.	7,595	$1,357,302
*	Biogen, Inc.	6,892	1,063,229
*	Boston Scientific Corp.	39,869	4,015,606
	Bristol-Myers Squibb Co.	5,814	267,851
	Cardinal Health, Inc.	16,264	3,102,683
	Cencora, Inc.	13,910	4,698,937
*	Centene Corp.	23,101	817,082
	Cigna Group	10,732	2,623,008
*	Cooper Cos., Inc.	4,928	344,517
	CVS Health Corp.	31,083	2,429,136
	Danaher Corp.	14,931	3,215,839
*	DaVita, Inc.	3,606	429,186
*	Dexcom, Inc.	15,973	929,948
*	Edwards Lifesciences Corp.	24,393	2,011,203
	Elevance Health, Inc.	7,662	2,430,386
	Eli Lilly & Co.	32,915	28,401,037
*	GE HealthCare Technologies, Inc.	29,436	2,206,228
	Gilead Sciences, Inc.	69,213	8,291,025
*	GRAIL, Inc.	158	14,525
	HCA Healthcare, Inc.	6,892	3,168,115
*	Hologic, Inc.	2,920	215,817
	Humana, Inc.	4,910	1,365,913
*	IDEXX Laboratories, Inc.	5,301	3,337,033
*	Incyte Corp.	9,772	913,487
*	Insmed, Inc.	5,730	1,086,408
*	Insulet Corp.	4,026	1,260,178
*	Intuitive Surgical, Inc.	4,473	2,389,834
#*	IQVIA Holdings, Inc.	13,030	2,820,474
	Johnson & Johnson	122,168	23,073,870
	Labcorp Holdings, Inc.	5,412	1,374,432
	McKesson Corp.	4,822	3,912,282
*	Medpace Holdings, Inc.	300	175,473
	Medtronic PLC	32,384	2,937,229
	Merck & Co., Inc.	112,789	9,697,598
*	Mettler-Toledo International, Inc.	1,313	1,859,589
*	Natera, Inc.	5,561	1,106,250
*	Neurocrine Biosciences, Inc.	2,870	411,013
	Pfizer, Inc.	159,240	3,925,266
	Quest Diagnostics, Inc.	9,146	1,609,239
	Regeneron Pharmaceuticals, Inc.	2,249	1,465,898
#	ResMed, Inc.	8,988	2,218,957
#	Revvity, Inc.	317	29,668
	Royalty Pharma PLC, Class A	20,521	770,358

13

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Solventum Corp.	1,931	$133,316
	STERIS PLC	6,677	1,573,769
	Stryker Corp.	9,545	3,400,311
#*	Summit Therapeutics, Inc.	6,105	115,446
*	Tenet Healthcare Corp.	7,000	1,445,430
	Thermo Fisher Scientific, Inc.	8,063	4,574,866
#*	United Therapeutics Corp.	3,500	1,559,005
	UnitedHealth Group, Inc.	32,461	11,087,379
	Universal Health Services, Inc., Class B	5,543	1,202,886
*	Veeva Systems, Inc., Class A	7,312	2,129,254
*	Vertex Pharmaceuticals, Inc.	4,391	1,868,678
	Viatris, Inc.	6,755	69,982
*	Waters Corp.	3,884	1,357,846
	West Pharmaceutical Services, Inc.	2,771	781,616
	Zimmer Biomet Holdings, Inc.	14,759	1,484,165
	Zoetis, Inc.	23,640	3,406,288
TOTAL HEALTH CARE			210,079,160
INDUSTRIALS — (9.5%)
	3M Co.	27,150	4,520,475
	AECOM	7,425	997,549
	AMETEK, Inc.	14,174	2,864,707
	Automatic Data Processing, Inc.	16,523	4,300,937
*	Axon Enterprise, Inc.	2,188	1,602,119
*	Bloom Energy Corp., Class A	1,400	185,024
*	Boeing Co.	28,766	5,782,541
	Broadridge Financial Solutions, Inc.	8,003	1,763,861
*	Builders FirstSource, Inc.	623	72,374
	BWX Technologies, Inc.	2,851	609,002
	Carlisle Cos., Inc.	1,628	529,181
	Carrier Global Corp.	25,605	1,523,241
	Caterpillar, Inc.	22,473	12,972,764
	CH Robinson Worldwide, Inc.	8,254	1,271,033
	Cintas Corp.	14,268	2,614,896
	CNH Industrial NV	13,468	141,279
		Shares	Value†
INDUSTRIALS — (Continued)
	Comfort Systems USA, Inc.	1,531	$1,478,303
*	Copart, Inc.	22,170	953,532
	CSX Corp.	133,679	4,815,118
	Cummins, Inc.	10,475	4,584,698
	Curtiss-Wright Corp.	913	543,902
	Deere & Co.	13,115	6,054,277
	Delta Air Lines, Inc.	56,114	3,219,821
	Dover Corp.	9,185	1,666,710
	Eaton Corp. PLC	12,725	4,855,351
	EMCOR Group, Inc.	3,776	2,551,745
	Emerson Electric Co.	25,960	3,623,237
	Equifax, Inc.	7,466	1,576,073
	Expeditors International of Washington, Inc.	7,730	942,287
	Fastenal Co.	65,344	2,688,906
	FedEx Corp.	12,502	3,173,258
	Ferguson Enterprises, Inc.	15,731	3,909,154
	Fortive Corp.	20,080	1,010,827
	FTAI Aviation Ltd.	2,331	403,030
	GE Vernova, Inc.	4,658	2,725,582
	General Dynamics Corp.	7,513	2,591,234
	General Electric Co.	22,796	7,042,824
	Graco, Inc.	13,146	1,074,948
	HEICO Corp. (HEI US)	2,731	867,830
	HEICO Corp. (HEIA US), Class A	4,226	1,046,907
	Honeywell International, Inc.	26,899	5,415,576
	Howmet Aerospace, Inc.	13,532	2,786,915
	Hubbell, Inc.	4,240	1,992,800
	Illinois Tool Works, Inc.	16,345	3,986,872
	Ingersoll Rand, Inc.	19,044	1,453,629
	Jacobs Solutions, Inc.	9,398	1,464,302
	JB Hunt Transport Services, Inc.	6,151	1,038,658
	Johnson Controls International PLC	30,335	3,470,021
	L3Harris Technologies, Inc.	9,638	2,786,346
	Leidos Holdings, Inc.	8,862	1,687,945
	Lennox International, Inc.	1,894	956,470
	Lockheed Martin Corp.	10,476	5,152,935
	Masco Corp.	7,813	505,970
*	MasTec, Inc.	2,900	592,064
	Norfolk Southern Corp.	13,943	3,951,167

14

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Northrop Grumman Corp.	5,271	$3,075,365
	nVent Electric PLC	3,064	350,368
	Old Dominion Freight Line, Inc.	15,042	2,112,198
	Otis Worldwide Corp.	25,486	2,364,081
	PACCAR, Inc.	30,145	2,966,268
	Parker-Hannifin Corp.	4,254	3,287,619
	Paychex, Inc.	24,226	2,835,169
	Pentair PLC	11,449	1,217,601
	Quanta Services, Inc.	9,442	4,240,686
	Republic Services, Inc.	15,199	3,165,040
	Rockwell Automation, Inc.	7,407	2,728,443
	Rollins, Inc.	31,352	1,806,189
	RTX Corp.	50,893	9,084,401
	Snap-on, Inc.	4,289	1,439,174
	Southwest Airlines Co.	44,803	1,357,531
	SS&C Technologies Holdings, Inc.	17,512	1,487,119
	Textron, Inc.	1,500	121,215
	Trane Technologies PLC	8,893	3,989,844
	TransDigm Group, Inc.	2,584	3,381,190
	TransUnion	9,643	782,819
*	Uber Technologies, Inc.	39,091	3,772,282
	Union Pacific Corp.	28,369	6,251,677
*	United Airlines Holdings, Inc.	29,910	2,812,736
	United Parcel Service, Inc., Class B	31,020	2,990,948
	United Rentals, Inc.	5,329	4,642,518
	Veralto Corp.	12,930	1,275,932
	Verisk Analytics, Inc.	9,344	2,044,093
	Vertiv Holdings Co., Class A	26,102	5,034,032
	Waste Management, Inc.	17,230	3,442,037
	Westinghouse Air Brake Technologies Corp.	7,851	1,605,058
	Woodward, Inc.	4,300	1,127,073
	WW Grainger, Inc.	3,186	3,119,094
	Xylem, Inc.	12,382	1,867,825
TOTAL INDUSTRIALS			234,169,832
INFORMATION TECHNOLOGY — (33.6%)
	Accenture PLC, Class A	24,301	6,077,680
*	Adobe, Inc.	16,179	5,505,875
*	Advanced Micro Devices, Inc.	29,887	7,654,658
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Akamai Technologies, Inc.	4,759	$357,401
	Amphenol Corp., Class A	44,976	6,266,956
	Analog Devices, Inc.	12,442	2,913,045
	Apple, Inc.	613,303	165,818,484
	Applied Materials, Inc.	28,806	6,714,679
*	AppLovin Corp., Class A	19,638	12,515,887
*	Arista Networks, Inc.	22,085	3,482,584
*	Astera Labs, Inc.	6,298	1,175,711
*	Atlassian Corp., Class A	1,889	320,034
*	Autodesk, Inc.	13,277	4,000,891
	Bentley Systems, Inc., Class B	13,951	709,129
	Broadcom, Inc.	129,259	47,778,004
*	Cadence Design Systems, Inc.	5,282	1,788,961
	CDW Corp.	6,180	984,907
*	Ciena Corp.	8,300	1,576,336
	Cisco Systems, Inc.	133,824	9,783,873
*	Cloudflare, Inc., Class A	6,795	1,721,173
	Cognizant Technology Solutions Corp., Class A	37,272	2,716,383
*	Coherent Corp.	4,283	565,185
	Corning, Inc.	53,351	4,752,507
*	Crowdstrike Holdings, Inc., Class A	2,875	1,561,154
*	Datadog, Inc., Class A	8,263	1,345,299
	Dell Technologies, Inc., Class C	12,420	2,012,164
*	Docusign, Inc.	2,181	159,518
*	Dynatrace, Inc.	17,794	899,843
	Entegris, Inc.	1,087	99,537
*	F5, Inc.	4,247	1,074,703
*	Fair Isaac Corp.	1,468	2,436,190
*	First Solar, Inc.	7,298	1,948,128
*	Flex Ltd.	31,753	1,985,198
*	Fortinet, Inc.	26,168	2,261,700
*	Gartner, Inc.	5,810	1,442,855
	Gen Digital, Inc.	48,596	1,280,991
*	GLOBALFOUNDRIES, Inc.	2,179	77,572
*	GoDaddy, Inc., Class A	9,515	1,266,732
*	Guidewire Software, Inc.	3,630	848,113
	Hewlett Packard Enterprise Co.	91,810	2,242,000
	HP, Inc.	55,326	1,530,870
*	HubSpot, Inc.	1,561	767,887

15

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Intel Corp.	21,452	$857,865
	International Business Machines Corp.	48,020	14,761,828
	Intuit, Inc.	7,652	5,108,093
	Jabil, Inc.	9,428	2,082,551
*	Keysight Technologies, Inc.	10,346	1,892,904
	KLA Corp.	5,533	6,687,958
	Lam Research Corp.	49,531	7,799,151
*	Manhattan Associates, Inc.	1,874	341,199
	Marvell Technology, Inc.	36,685	3,438,852
	Microchip Technology, Inc.	27,686	1,728,160
	Micron Technology, Inc.	28,571	6,393,333
	Microsoft Corp.	291,005	150,685,299
*	MongoDB, Inc.	2,442	878,680
	Monolithic Power Systems, Inc.	1,625	1,633,125
	Motorola Solutions, Inc.	8,040	3,269,948
	NetApp, Inc.	15,583	1,835,366
*	Nutanix, Inc., Class A	20,223	1,440,687
	NVIDIA Corp.	987,697	199,998,968
	NXP Semiconductors NV	20,622	4,312,473
*	Okta, Inc.	12,454	1,139,915
*	ON Semiconductor Corp.	23,833	1,193,557
	Oracle Corp.	83,658	21,969,427
*	Palantir Technologies, Inc., Class A	24,007	4,812,683
*	Palo Alto Networks, Inc.	11,000	2,422,640
*	PTC, Inc.	6,764	1,342,925
*	Pure Storage, Inc., Class A	13,808	1,362,850
	QUALCOMM, Inc.	49,754	9,000,499
	Ralliant Corp.	6,060	266,155
	Roper Technologies, Inc.	2,599	1,159,544
	Salesforce, Inc.	20,375	5,305,854
*	Samsara, Inc., Class A	10,371	416,603
#*	Sandisk Corp.	6,182	1,232,258
	Seagate Technology Holdings PLC	15,537	3,975,608
*	ServiceNow, Inc.	4,196	3,857,299
	Skyworks Solutions, Inc.	3,214	249,792
*	Snowflake, Inc.	9,673	2,658,914
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Super Micro Computer, Inc.	12,752	$662,594
*	Synopsys, Inc.	2,589	1,174,940
	TE Connectivity PLC	19,065	4,709,246
*	Teledyne Technologies, Inc.	2,427	1,278,592
	Teradyne, Inc.	4,688	852,091
	Texas Instruments, Inc.	37,207	6,007,442
*	Trimble, Inc.	19,100	1,523,225
*	Twilio, Inc., Class A	7,534	1,016,186
*	Tyler Technologies, Inc.	1,830	871,556
	VeriSign, Inc.	6,369	1,527,286
	Western Digital Corp.	18,546	2,785,795
*	Workday, Inc., Class A	4,853	1,164,332
*	Zebra Technologies Corp., Class A	1,632	439,416
*	Zoom Communications, Inc.	14,180	1,236,921
*	Zscaler, Inc.	4,222	1,398,073
TOTAL INFORMATION TECHNOLOGY			824,581,455
MATERIALS — (2.2%)
	Air Products & Chemicals, Inc.	11,722	2,843,640
	Amcor PLC	98,822	780,694
	Avery Dennison Corp.	1,649	288,394
	Ball Corp.	16,258	764,126
	CF Industries Holdings, Inc.	8,300	691,307
	Corteva, Inc.	36,611	2,249,380
	CRH PLC (CRHCF US)	44,141	5,257,193
	Dow, Inc.	26,176	624,298
	DuPont de Nemours, Inc.	22,261	1,817,611
	Ecolab, Inc.	9,821	2,518,104
	Freeport-McMoRan, Inc.	60,950	2,541,615
	International Flavors & Fragrances, Inc.	6,985	439,845
#	International Paper Co.	24,382	942,120
	Linde PLC	15,495	6,481,559
	LyondellBasell Industries NV, Class A	14,727	683,627
	Martin Marietta Materials, Inc.	3,076	1,885,896
	Newmont Corp.	80,310	6,502,701

16

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Nucor Corp.	10,748	$1,612,737
	Packaging Corp. of America	6,315	1,236,224
	PPG Industries, Inc.	17,260	1,687,165
	Reliance, Inc.	1,843	520,519
	Royal Gold, Inc.	1,900	332,101
	RPM International, Inc.	5,943	649,451
	Sherwin-Williams Co.	9,602	3,312,114
	Smurfit WestRock PLC	17,871	659,797
*	Solstice Advanced Materials, Inc.	6,724	303,051
#	Southern Copper Corp.	3,749	520,361
	Steel Dynamics, Inc.	13,489	2,115,075
	Vulcan Materials Co.	8,330	2,411,535
	Westlake Corp.	2,352	161,841
TOTAL MATERIALS			52,834,081
REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	17,066	2,601,370
*	CoStar Group, Inc.	19,331	1,330,166
*	Zillow Group, Inc. (Z US), Class C	12,391	929,077
*	Zillow Group, Inc. (ZG US), Class A	3,671	262,587
TOTAL REAL ESTATE			5,123,200
UTILITIES — (3.3%)
	Alliant Energy Corp.	20,968	1,401,082
	Ameren Corp.	18,188	1,855,540
	American Electric Power Co., Inc.	38,448	4,623,756
	American Water Works Co., Inc.	13,125	1,685,644
	Atmos Energy Corp.	10,686	1,835,000
	CenterPoint Energy, Inc.	47,708	1,824,354
	CMS Energy Corp.	23,763	1,747,769
	Consolidated Edison, Inc.	25,358	2,470,123
	Constellation Energy Corp.	11,643	4,389,411
	Shares	Value†
UTILITIES — (Continued)
Dominion Energy, Inc.	61,491	$3,608,907
DTE Energy Co.	15,148	2,053,160
Duke Energy Corp.	29,222	3,632,295
Edison International	21,551	1,193,494
Entergy Corp.	31,391	3,016,361
Evergy, Inc.	16,604	1,275,353
Eversource Energy	26,822	1,979,732
Exelon Corp.	73,556	3,392,403
FirstEnergy Corp.	42,188	1,933,476
NextEra Energy, Inc.	78,114	6,358,479
NiSource, Inc.	36,661	1,543,795
# NRG Energy, Inc.	15,018	2,580,993
PG&E Corp.	119,534	1,907,763
PPL Corp.	54,021	1,972,847
Public Service Enterprise Group, Inc.	32,269	2,599,591
Sempra	43,317	3,982,565
Southern Co.	41,233	3,877,551
Vistra Corp.	27,295	5,139,648
WEC Energy Group, Inc.	22,685	2,534,595
Xcel Energy, Inc.	43,578	3,537,226
TOTAL UTILITIES		79,952,913
TOTAL COMMON STOCKS Cost ($1,092,829,199)		2,429,106,475

TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	7,385,126	7,385,126
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	1,247,255	14,426,996
TOTAL INVESTMENTS — (100.0%)
(Cost $1,114,641,321)			$2,450,918,597

17

U.S. Large Cap Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$251,439,785	—	—	$251,439,785
Consumer Discretionary	244,832,059	—	—	244,832,059
Consumer Staples	126,590,718	—	—	126,590,718
Energy	89,358,232	—	—	89,358,232
Financials	310,145,040	—	—	310,145,040
Health Care	210,044,303	—	$34,857	210,079,160
Industrials	234,169,832	—	—	234,169,832
Information Technology	824,581,455	—	—	824,581,455
Materials	52,834,081	—	—	52,834,081
Real Estate	5,123,200	—	—	5,123,200
Utilities	79,952,913	—	—	79,952,913
Temporary Cash Investments	7,385,126	—	—	7,385,126
Securities Lending Collateral	—	$14,426,996	—	14,426,996
Total Investments in Securities	$2,436,456,744	$14,426,996	$34,857˂˃	$2,450,918,597

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
18

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The U.S. Large Cap Value Series	$24,063,843,888
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$24,063,843,888
Summary of the Portfolio’s Master Fund's investments as of October 31, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.
19

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (95.2%)
COMMUNICATION SERVICES — (3.0%)
*	Advantage Solutions, Inc.	562,554	$720,069
*	AMC Networks, Inc., Class A	126,723	960,560
*	Angi, Inc.	251,767	3,340,948
	Array Digital Infrastructure, Inc.	400,863	19,690,391
	ATN International, Inc.	105,370	1,531,026
*	Bandwidth, Inc., Class A	174,909	2,824,780
*	Boston Omaha Corp., Class A	224,757	2,858,909
*	Bumble, Inc., Class A	510,200	2,831,610
*	BuzzFeed, Inc.	68,453	111,578
#	Cable One, Inc.	35,513	5,275,456
*	Cars.com, Inc.	494,537	5,311,327
*	Cineverse Corp.	735	2,242
*	DHI Group, Inc.	195,952	380,147
*	DoubleVerify Holdings, Inc.	678,460	7,720,875
#*	EchoStar Corp., Class A	45,089	3,375,813
	Entravision Communications Corp., Class A	268,894	556,611
*	EW Scripps Co., Class A	551,096	1,339,163
*	Frontier Communications Parent, Inc.	1,224,698	46,244,597
*	Gaia, Inc.	119,797	597,787
*	Gambling.com Group Ltd.	27,809	198,278
*	Gannett Co., Inc.	472,089	2,502,072
*	GCI Liberty, Inc. (GLBKV US), Class C	147,705	5,409,696
*	GCI Liberty, Inc. (GLIBA US), Class A	24,967	913,043
	Gray Media, Inc.	669,195	3,058,221
*	Harte Hanks, Inc.	5,598	17,410
*	Integral Ad Science Holding Corp.	757,901	7,738,169
	Interpublic Group of Cos., Inc.	1,030,583	26,444,760
*	IZEA Worldwide, Inc.	2,017	10,388
	John Wiley & Sons, Inc. (WLY US), Class A	174,848	6,446,646
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Broadband Corp. (LBRDA US), Class A	58,565	$3,132,642
*	Liberty Broadband Corp. (LBRDK US), Class C	322,215	17,341,611
*	Liberty Global Ltd. (LBTYA US), Class A	1,152,403	12,676,433
*	Liberty Global Ltd. (LBTYK US), Class C	1,057,607	11,792,318
*	Liberty Latin America Ltd. (LILA US), Class A	283,838	2,213,936
*	Liberty Latin America Ltd. (LILAK US), Class C	1,147,754	9,078,734
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	7,325	642,696
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	8,643	781,414
*	Lionsgate Studios Corp.	86,077	553,475
*	Magnite, Inc.	50,557	903,959
	Marcus Corp.	181,036	2,606,918
#	National CineMedia, Inc.	253,542	1,120,656
#	Nexstar Media Group, Inc.	244,158	47,789,045
#	Omnicom Group, Inc.	136,911	10,271,063
#	Paramount Skydance Corp., Class B	11,880	182,833
*	Playstudios, Inc.	36,483	33,929
*	PubMatic, Inc., Class A	236,575	1,977,767
*	Reservoir Media, Inc.	145,478	1,105,633
	Saga Communications, Inc., Class A	47,086	576,804
	Scholastic Corp.	165,859	4,755,178
	Shenandoah Telecommunications Co.	334,971	4,126,843
	Shutterstock, Inc.	75,738	1,895,722
	Sinclair, Inc.	167,659	2,290,222
#*	Sphere Entertainment Co.	66,387	4,546,182

20

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Spok Holdings, Inc.	139,989	$2,000,443
*	Stagwell, Inc.	78,257	371,721
*	Starz Entertainment Corp.	5,738	60,306
	Sunrise Communications AG, ADR, Class A	232,710	12,659,424
*	Teads Holding Co.	31,069	45,982
*	TechTarget, Inc.	11,911	65,391
	TEGNA, Inc.	1,284,425	25,264,640
	Telephone & Data Systems, Inc.	783,985	30,434,298
	Townsquare Media, Inc., Class A	5,401	33,918
#*	TripAdvisor, Inc.	531,288	8,532,485
*	TrueCar, Inc.	394,777	868,509
*	Urban One, Inc. (UONEK US)	91,136	55,593
*	Vimeo, Inc.	17,978	140,228
#*	Vivid Seats, Inc., Class A	9,847	122,201
*	WideOpenWest, Inc.	131,801	676,139
*	Yelp, Inc.	311,998	10,289,694
	Zedge, Inc., Class B	15,622	39,368
*	Ziff Davis, Inc.	302,982	10,271,090
*	ZoomInfo Technologies, Inc.	1,571,783	17,635,405
TOTAL COMMUNICATION SERVICES			420,375,420
CONSUMER DISCRETIONARY — (13.2%)
#*	1-800-Flowers.com, Inc., Class A	320,930	1,155,348
*	1stdibs.com, Inc.	47,418	170,705
*	Abercrombie & Fitch Co., Class A	152,686	11,077,369
#	Academy Sports & Outdoors, Inc.	525,218	25,152,690
*	Adient PLC	543,213	12,597,109
	ADT, Inc.	4,689,444	41,454,685
*	Adtalem Global Education, Inc.	198,994	19,505,392
	A-Mark Precious Metals, Inc.	192,730	5,122,763
	AMCON Distributing Co.	2,433	279,053
*	American Axle & Manufacturing Holdings, Inc.	939,799	5,826,754
	American Eagle Outfitters, Inc.	1,404,778	23,473,840
*	American Outdoor Brands, Inc.	114,681	787,858
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	American Public Education, Inc.	131,041	$4,388,563
*	America's Car-Mart, Inc.	11,133	247,598
	Aramark	469,666	17,790,948
*	Ark Restaurants Corp.	32,567	238,065
	Arko Corp.	405,397	1,785,774
*	Asbury Automotive Group, Inc.	143,360	33,632,256
	Autoliv, Inc.	64,241	7,503,349
*	AutoNation, Inc.	161,777	32,334,369
#*	Barnes & Noble Education, Inc.	7,933	72,428
	Bassett Furniture Industries, Inc.	84,609	1,247,983
*	Beazer Homes USA, Inc.	123,202	2,759,725
*	Biglari Holdings, Inc. (BH US), Class B	15,476	5,591,634
*	Biglari Holdings, Inc. (BH/A US), Class A	943	1,653,305
*	Birkenstock Holding PLC	288,466	11,512,678
*	BJ's Restaurants, Inc.	170,951	5,805,496
	BorgWarner, Inc.	1,684,556	72,368,526
	Brightstar Lottery PLC	11,003	183,310
	Brunswick Corp.	416,716	27,549,095
*	Caesars Entertainment, Inc.	152,897	3,073,230
#	Caleres, Inc.	263,897	2,913,423
*	Capri Holdings Ltd.	6,400	132,800
*	CarMax, Inc.	169,510	7,104,164
	Carriage Services, Inc.	43,289	1,935,018
	Carter's, Inc.	261,989	8,226,455
	Cato Corp., Class A	180,273	694,051
	Century Communities, Inc.	247,539	14,703,817
*	Champion Homes, Inc.	123,491	8,425,791
*	Chegg, Inc.	152,143	161,272
*	Citi Trends, Inc.	42,965	1,539,006
	Clarus Corp.	210,250	702,235
#	Columbia Sportswear Co.	231,577	11,493,167
#*	Contextlogic Holdings, Inc.	6,238	46,972
#	Cracker Barrel Old Country Store, Inc.	158,514	5,341,922
*	Crocs, Inc.	208,296	17,015,700
	Crown Crafts, Inc.	7,326	21,099
*	Culp, Inc.	74,360	298,927
	Dana, Inc.	1,073,669	21,795,481
#	Designer Brands, Inc., Class A	293,429	1,082,753

21

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Destination XL Group, Inc.	198,512	$198,353
	Dick's Sporting Goods, Inc.	80,954	17,927,263
#	Dillard's, Inc., Class A	9,738	5,843,579
*	Dorman Products, Inc.	135,405	18,161,873
#*	Dream Finders Homes, Inc., Class A	121,008	2,395,958
*	Duluth Holdings, Inc., Class B	94,245	259,174
*	El Pollo Loco Holdings, Inc.	358,203	3,660,835
	Escalade, Inc.	38,169	439,325
	Ethan Allen Interiors, Inc.	228,482	5,522,410
#*	Figs, Inc., Class A	457,171	3,410,496
*	First Watch Restaurant Group, Inc.	380,983	6,282,410
	Flanigan's Enterprises, Inc.	3,498	110,713
	Flexsteel Industries, Inc.	40,142	1,372,455
*	Fox Factory Holding Corp.	40,360	892,360
#*	Funko, Inc., Class A	364,907	1,138,510
#	Gap, Inc.	2,824,525	64,540,396
*	Genesco, Inc.	84,233	2,443,599
	Gentex Corp.	385,179	9,032,448
*	Gentherm, Inc.	195,491	7,194,069
*	G-III Apparel Group Ltd.	329,068	8,835,476
*	Global Business Travel Group I	132,950	1,044,987
	Golden Entertainment, Inc.	7,107	143,561
*	Good Times Restaurants, Inc.	24,349	35,550
*	Goodyear Tire & Rubber Co.	2,028,152	13,973,967
	Graham Holdings Co., Class B	16,180	16,376,263
*	Green Brick Partners, Inc.	190,182	12,312,383
	Group 1 Automotive, Inc.	60,370	23,999,490
*	GrowGeneration Corp.	283,083	430,286
#	Guess?, Inc.	398,245	6,762,200
	Hamilton Beach Brands Holding Co., Class A	50,085	704,696
	Harley-Davidson, Inc.	921,114	24,851,656
	Haverty Furniture Cos., Inc. (HVT US)	121,457	2,648,977
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	844	$18,897
*	Helen of Troy Ltd.	105,254	1,960,882
#*	Hilton Grand Vacations, Inc.	576,653	23,902,267
	Hooker Furnishings Corp.	79,668	723,385
*	Hovnanian Enterprises, Inc., Class A	20,336	2,444,997
	J Jill, Inc.	39,080	588,936
	JAKKS Pacific, Inc.	81,678	1,388,526
	Jerash Holdings U.S., Inc.	25,144	85,238
	Johnson Outdoors, Inc., Class A	47,389	1,930,154
	KB Home	221,451	13,822,971
#	Kohl's Corp.	739,068	12,024,636
#	Krispy Kreme, Inc.	942,455	3,383,413
#	Lakeland Industries, Inc.	53,171	875,195
*	Lands' End, Inc.	180,107	2,834,884
*	Latham Group, Inc.	430,417	3,120,523
*	Laureate Education, Inc.	579,813	16,831,971
	La-Z-Boy, Inc.	330,425	10,474,472
	LCI Industries	186,020	19,251,210
	Lear Corp.	388,602	40,667,199
*	Legacy Housing Corp.	117,318	2,634,376
*	LGI Homes, Inc.	166,545	6,796,701
*	Life Time Group Holdings, Inc.	685,845	16,960,947
	Lifetime Brands, Inc.	125,748	426,286
*	Lincoln Educational Services Corp.	45,805	889,533
	Lithia Motors, Inc.	197,965	62,176,847
	LKQ Corp.	698,718	22,331,027
*	Lovesac Co.	112,959	1,566,741
*	M/I Homes, Inc.	132,543	16,593,058
	Macy's, Inc.	2,396,220	46,702,328
*	Malibu Boats, Inc., Class A	138,061	3,847,760
	Marine Products Corp.	75,309	636,361
*	MarineMax, Inc.	133,257	3,300,776
	Marriott Vacations Worldwide Corp.	252,324	16,648,338
*	MasterCraft Boat Holdings, Inc.	102,504	2,056,230
*	Mattel, Inc.	1,820,407	33,459,081
	Matthews International Corp., Class A	229,777	5,381,377
	Meritage Homes Corp.	504,272	34,068,616
*	MGM Resorts International	53,816	1,723,726

22

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Mister Car Wash, Inc.	760,964	$4,253,789
*	Mohawk Industries, Inc.	465,585	52,909,079
	Monarch Casino & Resort, Inc.	13,472	1,213,423
	Monro, Inc.	151,067	2,213,132
*	Motorcar Parts of America, Inc.	144,967	2,473,137
	Movado Group, Inc.	109,924	2,001,716
#*	National Vision Holdings, Inc.	579,792	14,929,644
	Newell Brands, Inc.	2,415,346	8,212,176
*	ODP Corp.	149,686	4,173,246
#*	OneWater Marine, Inc., Class A	77,440	1,202,643
#*	Outdoor Holding Co.	22,847	36,555
#	Oxford Industries, Inc.	111,570	4,111,354
#	Patrick Industries, Inc.	222,616	23,234,432
	Penske Automotive Group, Inc.	158,849	25,426,959
	Perdoceo Education Corp.	586,437	18,625,239
#*	Petco Health & Wellness Co., Inc.	1,102,912	3,507,260
*	PetMed Express, Inc.	102,681	263,890
	Phinia, Inc.	322,561	16,744,142
	Polaris, Inc.	73,212	4,839,313
#*	Portillo's, Inc., Class A	427,500	2,287,125
*	Pursuit Attractions & Hospitality, Inc.	9,673	343,198
	PVH Corp.	402,433	31,522,577
#	RCI Hospitality Holdings, Inc.	59,996	1,494,500
	Rocky Brands, Inc.	60,462	1,704,424
*	Sally Beauty Holdings, Inc.	750,586	11,341,354
	Shoe Carnival, Inc.	204,403	3,746,707
#	Signet Jewelers Ltd.	342,699	33,875,796
	Smith & Wesson Brands, Inc.	346,218	3,318,500
*	Solo Brands, Inc., Class A	7	100
#	Sonic Automotive, Inc., Class A	188,118	11,951,137
*	Sportsman's Warehouse Holdings, Inc.	69,994	172,885
	Standard Motor Products, Inc.	172,929	6,420,854
	Steven Madden Ltd.	382,653	12,975,763
*	Stoneridge, Inc.	133,209	907,153
	Strategic Education, Inc.	180,618	13,723,356
*	Strattec Security Corp.	27,563	1,691,266
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Stride, Inc.	10,700	$728,028
	Sturm Ruger & Co., Inc.	54,672	2,318,640
	Superior Group of Cos., Inc.	111,931	1,045,436
	Tandy Leather Factory, Inc.	5,876	17,922
*	Target Hospitality Corp.	131,561	1,011,704
*	Taylor Morrison Home Corp.	814,183	48,256,626
#	Thor Industries, Inc.	390,679	40,767,354
*	Tile Shop Holdings, Inc.	248,929	1,558,296
#*	Tilly's, Inc., Class A	143,006	218,799
	Toll Brothers, Inc.	663,964	89,601,942
*	Topgolf Callaway Brands Corp.	1,091,899	10,274,770
*	Tri Pointe Homes, Inc.	737,983	23,504,759
#*	Under Armour, Inc. (UA US), Class C	1,557,218	6,914,048
#*	Under Armour, Inc. (UAA US), Class A	1,528,904	7,048,247
*	Unifi, Inc.	134,489	599,821
*	Universal Electronics, Inc.	77,949	303,222
#	Upbound Group, Inc.	402,394	7,798,396
*	Urban Outfitters, Inc.	440,142	28,437,575
#*	Vera Bradley, Inc.	203,742	478,794
*	Victoria's Secret & Co.	305,174	10,757,383
	Visteon Corp.	146,302	15,677,722
	Weyco Group, Inc.	79,851	2,289,328
#	Whirlpool Corp.	218,097	15,622,288
	Winnebago Industries, Inc.	219,746	8,286,622
*	Zumiez, Inc.	144,909	3,137,280
TOTAL CONSUMER DISCRETIONARY			1,831,954,360
CONSUMER STAPLES — (5.4%)
	Albertsons Cos., Inc., Class A	820,313	14,511,337
	Alico, Inc.	50,298	1,770,993
	Andersons, Inc.	283,895	13,147,177
#	B&G Foods, Inc.	130,061	520,244
#*	Boston Beer Co., Inc. , Class A	51,088	10,574,705
	Brown-Forman Corp. (BF/A US), Class A	2,879	78,079
	Bunge Global SA	467,414	44,217,364
	Calavo Growers, Inc.	130,558	2,899,693
	Cal-Maine Foods, Inc.	346,236	30,399,521
#	Campbell's Co.	1,381,026	41,610,313

23

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Central Garden & Pet Co. (CENT US)	96,135	$2,948,460
*	Central Garden & Pet Co. (CENTA US), Class A	405,800	11,285,298
*	Coffee Holding Co., Inc.	10,036	40,947
	Conagra Brands, Inc.	3,289,331	56,543,607
*	Coty, Inc., Class A	520,638	2,066,933
*	Darling Ingredients, Inc.	1,163,849	37,301,360
	Dole PLC	562,609	7,167,639
	Edgewell Personal Care Co.	361,275	7,005,122
*	Farmer Bros Co.	69,829	122,899
	Flowers Foods, Inc.	774,432	9,238,974
	Fresh Del Monte Produce, Inc.	404,864	14,311,942
*	Grocery Outlet Holding Corp.	574,311	7,816,373
*	Hain Celestial Group, Inc.	309,688	359,238
*	HF Foods Group, Inc.	82,381	177,943
*	Honest Co., Inc.	59,362	202,424
	Hormel Foods Corp.	1,116,884	24,113,526
	Ingles Markets, Inc., Class A	121,249	8,378,306
	Ingredion, Inc.	455,390	52,556,560
	J&J Snack Foods Corp.	58,431	4,946,184
	J.M. Smucker Co.	529,231	54,801,870
	John B Sanfilippo & Son, Inc.	41,354	2,596,204
	Lifevantage Corp.	358	2,932
	Limoneira Co.	89,928	1,270,683
*	Mannatech, Inc.	1,106	10,883
*	Maplebear, Inc.	332,767	12,265,792
*	Medifast, Inc.	5,876	70,630
	MGP Ingredients, Inc.	82,912	2,006,470
*	Mission Produce, Inc.	392,088	4,516,854
	Molson Coors Beverage Co., Class B	1,395,693	61,019,698
*	Natural Alternatives International, Inc.	27,732	77,372
*	Nature's Sunshine Products, Inc.	123,554	1,665,508
	Nu Skin Enterprises, Inc., Class A	95,379	1,022,463
	Oil-Dri Corp. of America	81,673	4,523,867
#*	Olaplex Holdings, Inc.	45,538	47,360
	Pilgrim's Pride Corp.	441,472	16,820,083
*	Post Holdings, Inc.	239,814	24,923,869
		Shares	Value†
CONSUMER STAPLES — (Continued)
	PriceSmart, Inc.	227,546	$26,154,137
	Reynolds Consumer Products, Inc.	549,339	13,425,845
	Seaboard Corp.	6,428	21,662,231
*	Seneca Foods Corp. (SENEA US), Class A	55,353	5,968,991
*»	Seneca Foods Corp. (SENEB US), Class B	289	31,761
*	Simply Good Foods Co.	615,558	12,046,470
	Spectrum Brands Holdings, Inc.	213,153	11,484,684
#	Tootsie Roll Industries, Inc.	94,842	3,346,974
*	TreeHouse Foods, Inc.	400,666	7,292,121
*	United Natural Foods, Inc.	439,620	16,551,693
	Universal Corp.	209,895	10,637,479
*	USANA Health Sciences, Inc.	120,428	2,547,052
	Utz Brands, Inc.	270,022	2,843,332
	Village Super Market, Inc., Class A	105,957	3,323,871
	Weis Markets, Inc.	224,531	14,221,794
TOTAL CONSUMER STAPLES			745,494,134
ENERGY — (8.9%)
*	Amplify Energy Corp.	367,711	1,669,408
*	Antero Resources Corp.	1,189,477	36,766,734
#	APA Corp.	2,608,953	59,092,785
	Archrock, Inc.	985,630	24,906,870
	Ardmore Shipping Corp.	324,139	4,080,910
#	Atlas Energy Solutions, Inc.	257,510	3,187,974
	Berry Corp.	553,459	1,865,157
*	Bristow Group, Inc.	210,415	8,563,891
	Cactus, Inc., Class A	132,360	5,846,341
	California Resources Corp.	532,765	25,130,525
	Chord Energy Corp. (CHRD US)	59,164	5,367,358
#	Civitas Resources, Inc.	425,151	12,257,103
*	Clean Energy Fuels Corp.	1,038,373	2,969,747
#*	CNX Resources Corp.	1,172,777	39,475,674
*	Comstock Resources, Inc.	2,044,389	38,332,294

24

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Comstock, Inc.	264	$818
	Core Laboratories, Inc.	217,755	3,471,015
	Core Natural Resources, Inc.	214,103	16,914,137
	Crescent Energy Co., Class A	1,647,534	13,888,712
	DHT Holdings, Inc.	1,291,082	17,145,569
*	DMC Global, Inc.	145,941	1,176,284
	Dorian LPG Ltd.	335,989	9,693,283
*	DT Midstream, Inc.	351,383	38,472,925
#	Energy Services of America Corp.	49,783	545,622
	Epsilon Energy Ltd.	77,123	370,190
#	Evolution Petroleum Corp.	256,465	1,123,317
*	Expro Group Holdings NV	685,154	9,304,391
*	Forum Energy Technologies, Inc.	87,004	2,329,967
	FutureFuel Corp.	289,724	1,138,615
*	Geospace Technologies Corp.	80,811	2,047,751
*	Gran Tierra Energy, Inc. (GTE US)	3,136	10,756
#	Granite Ridge Resources, Inc.	238,244	1,257,928
*	Green Plains, Inc.	250,809	2,578,317
*	Gulf Island Fabrication, Inc.	118,659	926,727
*	Gulfport Energy Corp.	74,676	13,890,483
*	Helix Energy Solutions Group, Inc.	1,133,155	7,614,802
	Helmerich & Payne, Inc.	725,983	19,064,314
	HF Sinclair Corp.	1,447,378	74,684,705
*	Innovex International, Inc.	440,449	8,839,811
#	International Seaways, Inc.	393,692	20,168,841
	Kodiak Gas Services, Inc.	436,212	16,087,499
#*	Kosmos Energy Ltd.	768,991	1,207,316
	Liberty Energy, Inc.	1,267,506	22,954,534
	Magnolia Oil & Gas Corp., Class A	1,174,808	26,386,188
*	Mammoth Energy Services, Inc.	210,348	429,110
	Matador Resources Co.	935,164	36,901,571
	Mexco Energy Corp.	1,995	18,354
#	Murphy Oil Corp.	1,152,207	32,607,458
*	Nabors Industries Ltd.	57,339	2,782,088
		Shares	Value†
ENERGY — (Continued)
	NACCO Industries, Inc., Class A	49,547	$2,094,847
#*	National Energy Services Reunited Corp.	17,755	224,068
	Natural Gas Services Group, Inc.	101,538	2,826,818
*	NCS Multistage Holdings, Inc.	1,837	67,418
#	Noble Corp. PLC	538,782	15,813,252
#	Nordic American Tankers Ltd.	1,552,309	5,712,497
#	Northern Oil & Gas, Inc.	711,465	15,744,720
	NOV, Inc.	2,752,838	40,191,435
*	Oceaneering International, Inc.	376,394	8,766,216
*	Oil States International, Inc.	412,508	2,462,673
	Ovintiv, Inc.	1,750,085	65,645,688
*	Par Pacific Holdings, Inc.	308,595	12,337,628
	Patterson-UTI Energy, Inc.	2,780,086	17,431,139
	PBF Energy, Inc., Class A	8,353	285,422
	Peabody Energy Corp.	940,503	25,788,592
	Permian Resources Corp.	5,163,593	64,854,728
*	PrimeEnergy Resources Corp.	10,259	1,387,427
*	ProPetro Holding Corp.	775,830	8,053,115
	Range Resources Corp.	1,048,757	37,283,311
	Ranger Energy Services, Inc., Class A	163,267	2,243,289
*	REX American Resources Corp.	330,216	10,576,818
	Riley Exploration Permian, Inc.	61,695	1,605,304
#	RPC, Inc.	1,462,216	7,603,523
	SandRidge Energy, Inc.	273,818	3,261,172
	Scorpio Tankers, Inc.	404,504	24,957,897
*	SEACOR Marine Holdings, Inc.	159,842	1,016,595
*	Seadrill Ltd.	459,400	14,498,664
	Select Water Solutions, Inc.	808,305	9,344,006
#	SFL Corp. Ltd.	1,080,871	8,063,298
	SM Energy Co.	889,889	18,589,781
	Smart Sand, Inc.	199,636	429,217

25

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Stabilis Solutions, Inc.	586	$2,924
*	Talos Energy, Inc.	1,311,063	12,861,528
	Teekay Corp. Ltd.	672,713	6,471,499
	Teekay Tankers Ltd., Class A	237,682	14,498,602
*	TETRA Technologies, Inc.	514,097	3,629,525
*	Tidewater, Inc.	196,118	9,921,610
*	TOP Ships, Inc.	1,650	9,900
#*	Transocean Ltd.	5,763,569	22,132,105
	VAALCO Energy, Inc.	720,336	2,830,920
#*	Valaris Ltd.	441,180	24,759,022
	Viper Energy, Inc., Class A	184,351	6,924,224
#*	Vital Energy, Inc.	27,787	436,534
#	Vitesse Energy, Inc.	208,733	4,539,943
	Weatherford International PLC	76,326	5,624,463
	World Kinect Corp.	465,365	12,029,685
TOTAL ENERGY			1,231,379,211
FINANCIALS — (27.7%)
	1st Source Corp.	200,764	11,933,412
*	Acacia Research Corp.	397,665	1,379,898
	ACNB Corp.	45,805	2,069,470
	Affiliated Managers Group, Inc.	21,223	5,050,225
	Affinity Bancshares, Inc.	6,529	123,855
	Alerus Financial Corp.	71,551	1,511,157
	Ally Financial, Inc.	2,167,576	84,470,437
	Amalgamated Financial Corp.	215,076	5,862,972
*	Ambac Financial Group, Inc.	199,327	1,636,475
	Amerant Bancorp, Inc.	40,257	675,110
	American Coastal Insurance Corp.	45,299	536,340
	American Financial Group, Inc.	28,844	3,798,178
	Ameris Bancorp	526,081	37,677,921
	AmeriServ Financial, Inc.	127,994	390,382
	Ames National Corp.	53,958	1,125,564
	Arrow Financial Corp.	115,759	3,228,519
	Associated Banc-Corp.	1,282,516	31,767,921
	Associated Capital Group, Inc., Class A	13,898	507,277
	Assurant, Inc.	11,515	2,437,956
	Assured Guaranty Ltd.	378,652	30,511,778
	Atlantic Union Bankshares Corp.	991,668	32,249,043
		Shares	Value†
FINANCIALS — (Continued)
*	Atlanticus Holdings Corp.	98,078	$5,405,079
	Auburn National BanCorp, Inc.	1,419	36,809
	Axis Capital Holdings Ltd.	358,381	33,565,964
*	Axos Financial, Inc.	415,424	32,394,764
#	Banc of California, Inc.	657,980	11,165,921
#	Bank First Corp.	7,300	891,476
	Bank of Hawaii Corp.	68,808	4,467,703
	Bank of Marin Bancorp	105,174	2,708,230
	Bank of NT Butterfield & Son Ltd.	226,269	10,467,204
	Bank of the James Financial Group, Inc.	3,940	66,783
	Bank OZK	879,137	39,552,374
	Bank7 Corp.	33,674	1,397,808
	BankFinancial Corp.	126,441	1,397,173
	BankUnited, Inc.	531,172	21,289,374
	Bankwell Financial Group, Inc.	44,663	1,936,141
	Banner Corp.	227,749	13,753,762
	Bar Harbor Bankshares	108,327	3,177,231
	BayCom Corp.	85,330	2,326,096
	BCB Bancorp, Inc.	117,652	934,157
	Beacon Financial Corp.	637,553	15,518,040
*	Blue Foundry Bancorp	133,147	1,097,131
	BOK Financial Corp.	450,624	47,126,258
	Bread Financial Holdings, Inc.	378,727	23,727,247
*	Bridgewater Bancshares, Inc.	145,883	2,401,234
*	Brighthouse Financial, Inc.	447,913	25,562,395
*	Broadway Financial Corp.	6,571	40,872
	Burke & Herbert Financial Services Corp.	41,237	2,427,210
	Business First Bancshares, Inc.	124,555	3,054,089
*	BV Financial, Inc.	14,589	237,801
	Byline Bancorp, Inc.	293,854	7,857,656
	C&F Financial Corp.	22,203	1,518,907
	Cadence Bank	1,433,853	54,113,612
*	California BanCorp	27,431	507,199
*»	California First Leasing Corp.	383	8,522
	Camden National Corp.	115,911	4,422,005

26

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capital Bancorp, Inc.	68,261	$1,897,314
	Capital City Bank Group, Inc.	139,298	5,418,692
	Capitol Federal Financial, Inc.	873,922	5,278,489
*	Carter Bankshares, Inc.	153,005	2,613,325
	Cass Information Systems, Inc.	1,939	76,649
	Cathay General Bancorp	509,923	23,176,000
	CB Financial Services, Inc.	2,041	66,067
	Central Pacific Financial Corp.	191,391	5,456,557
	CF Bankshares, Inc.	2,987	69,298
	Chemung Financial Corp.	31,067	1,574,165
	ChoiceOne Financial Services, Inc.	16,454	471,243
	Citizens & Northern Corp.	107,176	2,074,927
	Citizens Community Bancorp, Inc.	29,356	459,421
	Citizens Financial Services, Inc.	1,525	83,555
	City Holding Co.	9,793	1,154,399
	Civista Bancshares, Inc.	110,777	2,385,029
	CNB Financial Corp.	169,771	4,176,367
	CNO Financial Group, Inc.	721,123	28,859,342
	Cohen & Co., Inc.	1,075	10,320
	Colony Bankcorp, Inc.	109,634	1,753,048
	Columbia Banking System, Inc.	1,710,652	45,845,474
*	Columbia Financial, Inc.	158,587	2,339,158
	Comerica, Inc.	892,098	68,245,497
	Commerce Bancshares, Inc.	88,993	4,683,702
	Community Financial System, Inc.	283,076	15,705,056
	Community Trust Bancorp, Inc.	161,465	8,266,201
	Community West Bancshares	111,656	2,364,874
	ConnectOne Bancorp, Inc.	366,722	8,823,331
*	Consumer Portfolio Services, Inc.	213,629	1,794,484
	Cullen/Frost Bankers, Inc.	19,644	2,418,962
		Shares	Value†
FINANCIALS — (Continued)
*	Customers Bancorp, Inc.	246,050	$16,514,876
	CVB Financial Corp.	953,398	17,513,921
	Diamond Hill Investment Group, Inc.	1,518	194,835
	DigitalBridge Group, Inc.	285,326	3,375,407
	Dime Community Bancshares, Inc.	281,968	7,401,660
#	Dominari Holdings, Inc.	3,827	19,556
	Donegal Group, Inc. (DGICA US), Class A	269,955	5,061,656
	Eagle Bancorp Montana, Inc.	32,573	528,660
	Eagle Bancorp, Inc.	140,193	2,348,233
	East West Bancorp, Inc.	60,285	6,124,956
	Eastern Bankshares, Inc.	315,894	5,537,622
*	eHealth, Inc.	161,453	837,941
	Employers Holdings, Inc.	198,247	7,559,158
#	Enact Holdings, Inc.	302,623	10,809,694
*	Encore Capital Group, Inc.	83,512	3,472,429
*	Enova International, Inc.	113,943	13,624,164
	Enterprise Financial Services Corp.	260,109	13,621,908
	Equity Bancshares, Inc., Class A	120,158	4,867,601
	Essent Group Ltd.	737,908	44,695,088
	Everest Group Ltd.	23,914	7,521,431
#*	EZCORP, Inc., Class A	400,915	7,316,699
	F&G Annuities & Life, Inc.	57,601	1,707,870
#	Farmers & Merchants Bancorp, Inc.	21,747	519,753
	Farmers National Banc Corp.	246,501	3,199,583
	FB Financial Corp.	419,755	22,670,968
	Federal Agricultural Mortgage Corp. (AGM US), Class C	65,784	10,435,974
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	301	36,090

27

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Fidelis Insurance Holdings Ltd.	172,733	$3,105,739
	Fidelity D&D Bancorp, Inc.	1,845	80,590
*	Finance of America Cos., Inc., Class A	7,339	161,458
	Financial Institutions, Inc.	127,381	3,621,442
	Finward Bancorp	2,970	104,395
*	Finwise Bancorp	4,384	84,129
	First American Financial Corp.	698,681	43,674,549
	First BanCorp	1,258,317	24,524,598
	First Bancorp, Inc.	78,661	1,950,006
#	First Bancorp/Southern Pines NC	271,456	13,176,474
	First Bank	133,741	2,089,034
	First Busey Corp.	659,592	14,748,477
	First Business Financial Services, Inc.	76,778	3,885,735
	First Capital, Inc.	520	22,386
	First Commonwealth Financial Corp.	803,569	12,286,570
	First Community Bankshares, Inc.	173,481	5,610,376
	First Community Corp.	28,897	774,729
	First Financial Bancorp	761,837	17,834,604
	First Financial Bankshares, Inc.	1,100	33,979
	First Financial Corp.	83,564	4,455,632
*»	First Financial Northwest, Inc.	82,917	99,500
#*	First Foundation, Inc.	423,729	2,305,086
#	First Hawaiian, Inc.	904,951	22,198,448
	First Horizon Corp.	3,817,933	81,551,049
	First Internet Bancorp	60,265	1,069,101
	First Interstate BancSystem, Inc., Class A	715,065	22,345,781
	First Merchants Corp.	414,569	14,708,908
	First Mid Bancshares, Inc.	150,663	5,383,189
	First Northwest Bancorp	57,600	522,432
	First United Corp.	44,311	1,530,059
*	First Western Financial, Inc.	49,927	1,152,814
	FirstCash Holdings, Inc.	904	143,284
*	Firstsun Capital Bancorp	12,658	430,878
	Five Star Bancorp	31,662	1,124,318
		Shares	Value†
FINANCIALS — (Continued)
	Flushing Financial Corp.	171,862	$2,349,354
	FNB Corp.	2,547,855	40,052,281
	Franklin Financial Services Corp.	3,364	152,389
#	Franklin Resources, Inc.	2,564,077	57,973,781
	FS Bancorp, Inc.	67,176	2,599,039
	Fulton Financial Corp.	1,423,950	24,734,011
#	FVCBankcorp, Inc.	55,112	673,469
*	Genworth Financial, Inc.	3,371,765	28,457,697
	German American Bancorp, Inc.	200,380	7,722,645
	Glacier Bancorp, Inc.	80,530	3,289,650
	Globe Life, Inc.	350,761	46,128,579
	Great Southern Bancorp, Inc.	107,469	5,986,023
*	Green Dot Corp., Class A	327,430	3,801,462
*	Greenlight Capital Re Ltd., Class A	289,397	3,507,492
*	Hamilton Insurance Group Ltd., Class B	42,247	999,986
	Hancock Whitney Corp.	667,108	38,098,538
	Hanmi Financial Corp.	208,385	5,501,364
	Hanover Bancorp, Inc.	3,292	68,177
	Hanover Insurance Group, Inc.	8,177	1,397,286
	HarborOne Bancorp, Inc.	263,762	3,191,520
	Hawthorn Bancshares, Inc.	1,225	37,007
	HBT Financial, Inc.	66,032	1,610,520
	Hennessy Advisors, Inc.	3,114	30,361
	Heritage Commerce Corp.	405,467	4,216,857
	Heritage Financial Corp.	229,267	5,087,435
*	Heritage Global, Inc.	7,421	10,909
*	Heritage Insurance Holdings, Inc.	195,019	4,608,299
	Hilltop Holdings, Inc.	474,239	15,317,920
#	Hingham Institution For Savings	4,157	1,223,239
	Home Bancorp, Inc.	55,958	2,974,168
	Home BancShares, Inc.	776,553	20,741,731
	HomeTrust Bancshares, Inc.	91,530	3,598,044
	Hope Bancorp, Inc.	854,904	8,967,943

28

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Horace Mann Educators Corp.	290,708	$12,997,555
	Horizon Bancorp, Inc.	279,099	4,353,944
	Huntington Bancshares, Inc.	2,600	40,144
	Independent Bank Corp. (IBCP US)	160,637	4,854,450
	Independent Bank Corp. (INDB US)	347,606	23,390,408
	International Bancshares Corp.	566,808	37,624,715
*	International Money Express, Inc.	5,672	84,456
	Invesco Ltd.	3,072,948	72,828,868
	Investar Holding Corp.	57,852	1,374,564
	Investors Title Co.	12,929	3,343,310
	Jackson Financial, Inc., Class A	560,436	56,497,553
	Janus Henderson Group PLC	1,072,421	46,714,659
	Kearny Financial Corp.	387,609	2,476,822
	Kemper Corp.	354,481	15,948,100
	Lake Shore Bancorp, Inc.	550	7,601
	Lakeland Financial Corp.	11,504	656,303
	Landmark Bancorp, Inc.	5,479	140,756
	LCNB Corp.	64,093	984,468
*	LendingClub Corp.	793,570	13,800,182
	Lincoln National Corp.	274,344	11,522,448
	Live Oak Bancshares, Inc.	214,055	6,665,673
	Magyar Bancorp, Inc.	2,641	45,557
	MainStreet Bancshares, Inc.	14,242	264,189
*	Mechanics Bancorp, Class A	90,718	1,214,714
	Mercantile Bank Corp.	131,599	5,770,616
	Merchants Bancorp	194,918	6,079,492
	Mercury General Corp.	395,152	30,545,250
	Meridian Corp.	42,364	605,382
	Metrocity Bankshares, Inc.	63,105	1,616,119
	Metropolitan Bank Holding Corp.	60,112	3,983,622
	MGIC Investment Corp.	1,849,492	50,713,071
#	Mid Penn Bancorp, Inc.	82,864	2,357,481
	Middlefield Banc Corp.	649	21,157
		Shares	Value†
FINANCIALS — (Continued)
	Midland States Bancorp, Inc.	152,961	$2,239,349
	MidWestOne Financial Group, Inc.	100,371	3,712,723
	MVB Financial Corp.	70,332	1,799,093
	National Bank Holdings Corp., Class A	296,731	10,581,427
	National Bankshares, Inc.	25,672	734,989
	Navient Corp.	1,118,077	13,674,082
#	NBT Bancorp, Inc.	380,903	15,415,144
	Nelnet, Inc., Class A	236,090	30,467,414
*	NerdWallet, Inc., Class A	123,513	1,441,397
*	NI Holdings, Inc.	61,386	810,295
	Nicolet Bankshares, Inc.	103,993	12,285,733
*	NMI Holdings, Inc.	652,789	23,781,103
	Northeast Bank	63,970	5,519,332
	Northeast Community Bancorp, Inc.	52,432	1,029,764
	Northfield Bancorp, Inc.	315,171	3,221,048
	Northrim BanCorp, Inc.	230,276	5,061,466
#	Northwest Bancshares, Inc.	987,256	11,560,768
#	Norwood Financial Corp.	14,843	394,972
	Oak Valley Bancorp	16,529	450,911
	OceanFirst Financial Corp.	398,005	7,235,731
	OFG Bancorp	439,706	16,999,034
	Ohio Valley Banc Corp.	14,189	496,615
*	Old Market Capital Corp.	38,944	210,298
	Old National Bancorp	2,321,423	47,426,672
	Old Republic International Corp.	835,670	32,975,538
	Old Second Bancorp, Inc.	311,220	5,586,399
	OneMain Holdings, Inc.	793,985	46,995,972
*	Onity Group, Inc.	54,717	2,050,246
	OP Bancorp	82,461	1,100,854
*	Oportun Financial Corp.	203,402	1,084,133
	Oppenheimer Holdings, Inc., Class A	68,981	4,812,115
*	OptimumBank Holdings, Inc.	28,972	118,495

29

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Orange County Bancorp, Inc.	6,646	$162,495
	Origin Bancorp, Inc.	186,496	6,463,951
	Orrstown Financial Services, Inc.	104,979	3,493,701
	Park National Corp.	52,882	8,048,112
	Parke Bancorp, Inc.	78,047	1,686,596
	Pathfinder Bancorp, Inc.	806	12,332
	Pathward Financial, Inc.	133,778	9,104,931
*	Paysafe Ltd.	364,768	4,016,096
	PCB Bancorp	69,853	1,471,803
	Peapack-Gladstone Financial Corp.	127,961	3,237,413
	PennyMac Financial Services, Inc.	274,062	34,479,740
	Peoples Bancorp of North Carolina, Inc.	20,826	612,909
	Peoples Bancorp, Inc.	299,601	8,568,589
	Peoples Financial Services Corp.	29,967	1,334,730
	Pinnacle Financial Partners, Inc.	304,333	25,932,215
*	Pioneer Bancorp, Inc.	29,845	392,163
	Plumas Bancorp	7,571	310,714
*	Ponce Financial Group, Inc.	145,118	2,047,615
	Popular, Inc.	450,528	50,220,356
*	PRA Group, Inc.	201,730	2,765,718
	Preferred Bank	105,700	9,539,425
	Primis Financial Corp.	132,625	1,443,623
	Princeton Bancorp, Inc.	9,121	283,481
*	ProAssurance Corp.	350,766	8,400,846
	PROG Holdings, Inc.	52,460	1,517,668
	Prosperity Bancshares, Inc.	675,112	44,435,872
*	Provident Bancorp, Inc.	66,162	843,565
	Provident Financial Holdings, Inc.	48,431	756,492
	Provident Financial Services, Inc.	904,191	16,537,653
	QCR Holdings, Inc.	142,828	10,624,975
	Radian Group, Inc.	766,440	26,012,974
	RBB Bancorp	127,454	2,374,468
	Red River Bancshares, Inc.	10,709	707,437
	Regional Management Corp.	95,361	3,752,455
	Reinsurance Group of America, Inc.	184,760	33,711,310
		Shares	Value†
FINANCIALS — (Continued)
	RenaissanceRe Holdings Ltd.	169,197	$42,991,266
	Renasant Corp.	664,938	22,361,865
#*	Repay Holdings Corp.	498,443	2,138,320
	Republic Bancorp, Inc., Class A	107,892	7,110,083
	Richmond Mutual BanCorp, Inc.	6,765	90,177
	Riverview Bancorp, Inc.	236,806	1,226,655
	RLI Corp.	5,130	302,465
	Rocket Cos., Inc., Class A	3,261,884	54,342,987
#*	Rubico, Inc.	825	644
	S&T Bancorp, Inc.	285,624	10,465,263
	Safety Insurance Group, Inc.	116,012	7,973,505
	SB Financial Group, Inc.	2,698	52,773
#	Seacoast Banking Corp. of Florida	413,718	12,535,655
*	Security National Financial Corp., Class A	75,459	601,408
*	Selectquote, Inc.	291,290	605,883
	Shore Bancshares, Inc.	246,600	3,849,426
	Sierra Bancorp	103,227	2,970,873
	Simmons First National Corp., Class A	857,664	14,906,200
*	SiriusPoint Ltd.	804,663	14,644,867
	SLM Corp.	108,037	2,900,793
	SmartFinancial, Inc.	109,891	3,842,888
	Sound Financial Bancorp, Inc.	476	21,249
	South Plains Financial, Inc.	83,078	3,032,347
*	Southern First Bancshares, Inc.	55,782	2,445,483
	Southern Missouri Bancorp, Inc.	74,100	3,885,804
	Southside Bancshares, Inc.	209,559	5,892,799
	Southstate Bank Corp.	748,234	66,330,944
	Stellar Bancorp, Inc.	282,067	8,301,232
*††	Sterling Bancorp, Inc.	86,728	0
	Stewart Information Services Corp.	217,475	14,847,018
	Stifel Financial Corp.	40,103	4,749,398
#	Stock Yards Bancorp, Inc.	49,142	3,195,213
*	StoneX Group, Inc.	47,068	4,326,491
	Summit State Bank	2,936	32,208
	SWK Holdings Corp.	8,025	129,925

30

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Synovus Financial Corp.	411,398	$18,364,807
*	Texas Capital Bancshares, Inc.	389,879	32,687,455
	TFS Financial Corp.	164,319	2,185,443
*	Third Coast Bancshares, Inc.	42,313	1,555,003
	Timberland Bancorp, Inc.	66,770	2,144,652
	Tiptree, Inc.	382,659	6,776,891
	Tompkins Financial Corp.	96,215	6,105,804
	Towne Bank	536,694	17,447,922
	TriCo Bancshares	233,558	10,330,270
*	Triumph Financial, Inc.	118,401	6,448,118
	TrustCo Bank Corp.	163,612	6,169,809
	Trustmark Corp.	559,782	20,835,086
	UMB Financial Corp.	339,773	36,314,938
	United Bancorp, Inc.	4,772	62,513
	United Bancshares, Inc.	3,091	108,370
	United Bankshares, Inc.	994,350	35,587,786
	United Community Banks, Inc.	935,483	27,316,104
	United Fire Group, Inc.	175,139	5,294,452
	United Security Bancshares	129,911	1,190,634
	Unity Bancorp, Inc.	74,071	3,363,564
	Universal Insurance Holdings, Inc.	220,152	6,785,085
	Univest Financial Corp.	331,684	9,738,242
	Unum Group	703,863	51,677,621
	USCB Financial Holdings, Inc.	3,119	53,834
	Valley National Bancorp	4,322,296	46,983,358
*	Velocity Financial, Inc.	48,768	908,060
	Victory Capital Holdings, Inc., Class A	12,700	790,829
	Virginia National Bankshares Corp.	8,911	354,480
	Virtus Investment Partners, Inc.	44,245	7,203,971
	Voya Financial, Inc.	222,235	16,547,618
	WaFd, Inc.	624,384	18,125,868
	Walker & Dunlop, Inc.	203,989	16,302,801
	Washington Trust Bancorp, Inc.	90,576	2,467,290
	Waterstone Financial, Inc.	193,859	2,966,043
		Shares	Value†
FINANCIALS — (Continued)
	Webster Financial Corp.	1,152,226	$65,722,971
	WesBanco, Inc.	620,311	18,671,361
	West BanCorp, Inc.	110,824	2,357,226
	Westamerica BanCorp	85,458	4,072,074
	Western Alliance Bancorp	366,001	28,310,177
	Western New England Bancorp, Inc.	167,335	1,902,599
	Westwood Holdings Group, Inc.	40,836	684,003
	White Mountains Insurance Group Ltd.	19,855	37,815,039
	Wintrust Financial Corp.	285,148	37,074,943
*	World Acceptance Corp.	29,048	3,702,749
	WSFS Financial Corp.	461,271	24,027,606
	WVS Financial Corp.	111	1,392
	Zions Bancorp NA	1,140,924	59,453,550
TOTAL FINANCIALS			3,836,651,403
HEALTH CARE — (6.8%)
#*	Absci Corp.	10,543	45,124
*	Acadia Healthcare Co., Inc.	587,664	12,634,776
*	AdaptHealth Corp.	933,859	8,395,392
*	Addus HomeCare Corp.	124,735	14,580,274
#*	Adverum Biotechnologies, Inc.	24,832	106,778
*	Agios Pharmaceuticals, Inc.	45,956	1,987,137
*	Align Technology, Inc.	59,188	8,160,841
*	Alkermes PLC	197,253	6,055,667
#*	Allogene Therapeutics, Inc.	237,498	294,498
*	American Shared Hospital Services	38,407	86,800
*	AMN Healthcare Services, Inc.	26,385	519,521
*	Amneal Pharmaceuticals, Inc.	25,607	277,068
*	Amphastar Pharmaceuticals, Inc.	237,234	6,049,467
*	AngioDynamics, Inc.	39,086	470,205
*	Anika Therapeutics, Inc.	93,762	914,179
*	Astrana Health, Inc.	96,453	3,010,298

31

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Astria Therapeutics, Inc.	9,080	$114,680
*	Atea Pharmaceuticals, Inc.	103,894	337,655
*	Avanos Medical, Inc.	272,234	3,024,520
*	Avantor, Inc.	904,640	10,692,845
*	Azenta, Inc.	251,527	7,596,115
*	BioMarin Pharmaceutical, Inc.	135,793	7,274,431
*	Bio-Rad Laboratories, Inc., Class A	166,797	53,299,981
#*	Black Diamond Therapeutics, Inc.	70,518	272,905
#*	BrightSpring Health Services, Inc.	204,072	6,744,580
*	CareDx, Inc.	57,874	868,110
#*	Caribou Biosciences, Inc.	169,108	409,241
*	Castle Biosciences, Inc.	211,185	5,385,217
*	Catalyst Pharmaceuticals, Inc.	33,069	703,378
*	Centene Corp.	4,172	147,564
*	Certara, Inc.	1,420,154	16,516,391
*	Charles River Laboratories International, Inc.	106,912	19,251,644
*	Cocrystal Pharma, Inc.	9,387	10,232
	Concentra Group Holdings Parent, Inc.	39,018	777,239
	CONMED Corp.	152,859	6,725,796
*	Cooper Cos., Inc.	235,438	16,459,471
*	Cross Country Healthcare, Inc.	319,154	3,912,828
*	Cullinan Therapeutics, Inc.	128,634	1,113,970
*	Cumberland Pharmaceuticals, Inc.	65,600	196,144
*	CureVac NV	6,782	36,216
*	Cytek Biosciences, Inc.	36,174	141,079
*	Day One Biopharmaceuticals, Inc.	19,121	142,260
*	Definitive Healthcare Corp.	166,639	461,590
	Dentsply Sirona, Inc.	72,268	911,299
*	DocGo, Inc.	150,478	164,021
#*	Dynavax Technologies Corp.	140,616	1,442,720
*	Editas Medicine, Inc.	103,760	319,581
		Shares	Value†
HEALTH CARE — (Continued)
*	Elanco Animal Health, Inc.	3,738,631	$82,810,677
#*	Emergent BioSolutions, Inc.	320,917	4,005,044
*	Enhabit, Inc.	266,806	2,169,133
*	Enovis Corp.	338,859	10,585,955
*	Entrada Therapeutics, Inc.	49,018	340,675
*	Envista Holdings Corp.	1,282,770	26,104,369
#*	Evolent Health, Inc., Class A	73,162	487,991
#*	Fate Therapeutics, Inc.	612,788	827,264
*	FONAR Corp.	48,165	724,402
*	Fulcrum Therapeutics, Inc.	53,000	463,750
*	Fulgent Genetics, Inc.	160,019	3,592,427
*	Globus Medical, Inc., Class A	77,499	4,680,165
#*	GoodRx Holdings, Inc., Class A	532,230	1,793,615
*	Haemonetics Corp.	73,433	3,672,384
*	Harmony Biosciences Holdings, Inc.	209,217	5,977,330
#*	Harvard Bioscience, Inc.	56,783	29,334
*	Health Catalyst, Inc.	466,037	1,505,299
	HealthStream, Inc.	296,976	7,305,610
*	Henry Schein, Inc.	144,159	9,110,849
*	Hologic, Inc.	54,205	4,006,292
*	ICON PLC	65,087	11,183,248
*	ICU Medical, Inc.	104,416	12,539,317
*	ImmuCell Corp.	4,747	29,431
*	InfuSystem Holdings, Inc.	98,167	1,017,010
*	Innoviva, Inc.	551,001	10,028,218
#*	Inogen, Inc.	144,583	1,191,364
#*	Instil Bio, Inc.	16,355	288,502
*	Integer Holdings Corp.	140,075	9,044,643
*	Integra LifeSciences Holdings Corp.	557,198	6,691,948
#*	Intellia Therapeutics, Inc.	146,156	1,844,489
*††	iTeos Therapeutics, Inc.	103,568	0
*	Jazz Pharmaceuticals PLC	336,455	46,309,666
*	Kewaunee Scientific Corp.	21,404	895,115
*	Kura Oncology, Inc.	11,301	116,061
*	Lantern Pharma, Inc.	2,057	8,249
*	LENSAR, Inc.	57,837	711,395

32

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	LifeStance Health Group, Inc.	672,127	$3,293,422
*	Ligand Pharmaceuticals, Inc.	27,571	5,274,608
*	LivaNova PLC	238,170	12,534,887
*	MaxCyte, Inc.	194,455	299,461
	Mesa Laboratories, Inc.	9,323	670,230
*	Molina Healthcare, Inc.	121,350	18,573,831
*	Monte Rosa Therapeutics, Inc.	37,670	484,059
*	Myriad Genetics, Inc.	48,146	387,094
	National HealthCare Corp.	128,627	15,363,209
*	Nautilus Biotechnology, Inc.	160,325	213,232
#*	Neogen Corp.	1,308,770	8,075,111
*	NeoGenomics, Inc.	14,005	136,829
*	Olema Pharmaceuticals, Inc.	60	538
#*»	OmniAb, Inc. (2200963D US)	10,236	0
#*»	OmniAb, Inc. (2200964D US)	10,240	0
#*	OmniAb, Inc. (OABI UQ)	358,844	556,208
*	Omnicell, Inc.	287,337	9,645,903
*††	Opiant Pharmaceuticals, Inc.	26,299	0
#*	OptimizeRx Corp.	60,161	1,232,699
*	OraSure Technologies, Inc.	561,354	1,538,110
#*	Organogenesis Holdings, Inc.	346,232	1,471,486
	Organon & Co.	14,493	97,828
*	Orthofix Medical, Inc.	148,664	2,295,372
#*	OrthoPediatrics Corp.	45,139	760,141
#*	Owens & Minor, Inc.	586,725	2,329,298
*	Pacira BioSciences, Inc.	139,957	2,992,281
*††	PDL BioPharma, Inc.	1,058,582	444,604
*	Pediatrix Medical Group, Inc.	419,160	7,113,145
*	Pennant Group, Inc.	30,846	762,822
	Perrigo Co. PLC	1,048,167	21,738,984
*	Precision BioSciences, Inc.	16,969	138,467
#	Premier, Inc., Class A	551,412	15,505,705
*	Prestige Consumer Healthcare, Inc.	237,266	14,378,320
		Shares	Value†
HEALTH CARE — (Continued)
#*	Prothena Corp. PLC	30,751	$330,573
*	Pulmonx Corp.	7,060	14,120
*	Puma Biotechnology, Inc.	184,126	939,043
*	Quanterix Corp.	19,911	106,325
*	QuidelOrtho Corp.	397,487	10,728,174
#*	Quipt Home Medical Corp.	112,043	274,505
*	Rapid Micro Biosystems, Inc., Class A	1,425	4,261
*	REGENXBIO, Inc.	36,107	461,086
*	Relay Therapeutics, Inc.	67,090	479,023
#	Revvity, Inc.	276,685	25,894,949
††	Sage Therapeutics, Inc.	128,503	23,131
	Select Medical Holdings Corp.	616,983	8,532,875
*	Sensus Healthcare, Inc.	76,477	243,962
	SIGA Technologies, Inc.	467,689	3,872,465
*	Simulations Plus, Inc.	60,101	1,032,535
*	STAAR Surgical Co.	22,999	594,984
*	Supernus Pharmaceuticals, Inc.	446,671	24,624,972
#*	Surgery Partners, Inc.	466,797	10,236,858
*	Tactile Systems Technology, Inc.	163,645	2,466,130
*	Teladoc Health, Inc.	1,034,373	8,926,639
	Teleflex, Inc.	148,912	18,535,077
*	Tenax Therapeutics, Inc.	5,258	38,594
*††	Tetraphase Pharmaceuticals, Inc.	1,600	0
*††	Third Harmonic Bio, Inc.	3,231	97
#*	Tonix Pharmaceuticals Holding Corp.	2,168	40,368
*	TruBridge, Inc.	96,130	1,847,619
	U.S. Physical Therapy, Inc.	63,186	5,451,056
	Universal Health Services, Inc., Class B	260,791	56,594,255
	Utah Medical Products, Inc.	23,999	1,394,342
*	Vanda Pharmaceuticals, Inc.	315,082	1,370,607
*	Varex Imaging Corp.	182,051	2,128,176

33

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Veracyte, Inc.	585,930	$21,140,354
††	Verve Therapeutics, Inc.	182,864	115,204
	Viatris, Inc.	6,806,016	70,510,326
*	Vir Biotechnology, Inc.	329,097	1,961,418
#*	Voyager Therapeutics, Inc.	224,686	1,049,284
*	Waystar Holding Corp.	86,657	3,106,653
*	Xencor, Inc.	28,375	417,396
TOTAL HEALTH CARE			934,928,269
INDUSTRIALS — (16.1%)
*	AAR Corp.	323,275	27,222,988
	ABM Industries, Inc.	504,515	21,694,145
	ACCO Brands Corp.	714,964	2,688,265
	Acme United Corp.	30,908	1,174,813
	Aebi Schmidt Holding AG	216,027	2,408,701
*	AerSale Corp.	189,649	1,407,196
	AGCO Corp.	473,873	48,884,739
	Air Lease Corp.	752,264	48,039,579
	Alamo Group, Inc.	89,621	16,017,065
*	Alaska Air Group, Inc.	907,014	37,849,694
	Albany International Corp., Class A	141,964	8,032,323
	Alight, Inc., Class A	3,856,333	11,106,239
#*	Allegiant Travel Co.	131,623	8,184,318
	Allient, Inc.	115,518	6,316,524
*	Alpha Pro Tech Ltd.	21,849	99,413
*	Amentum Holdings, Inc.	28,926	648,232
#*	Ameresco, Inc., Class A	88,915	3,513,921
*	American Woodmark Corp.	133,772	8,525,290
	Apogee Enterprises, Inc.	183,439	6,715,702
	ArcBest Corp.	181,543	13,492,276
	Arcosa, Inc.	157,364	16,051,128
	Astec Industries, Inc.	222,271	10,342,270
#*	Astronics Corp. (ATROB US), Class B	303	14,911
#*	Asure Software, Inc.	179,868	1,591,832
	Atkore, Inc.	21,236	1,470,593
*	Avalon Holdings Corp., Class A	10,736	29,417
	AZZ, Inc.	188,329	18,804,651
	BGSF, Inc.	42,696	143,032
*	BlueLinx Holdings, Inc.	75,717	4,954,920
	Boise Cascade Co.	304,936	21,494,939
*	Bowman Consulting Group Ltd.	40,148	1,738,007
		Shares	Value†
INDUSTRIALS — (Continued)
	Brady Corp., Class A	166,625	$12,648,504
*	BrightView Holdings, Inc.	690,108	8,502,131
*	Broadwind, Inc.	36,608	85,663
*	Builders FirstSource, Inc.	168,791	19,608,450
*	CACI International, Inc., Class A	11,539	6,487,803
*	Cadeler AS (CDLR US), ADR	18,858	349,439
*	Chart Industries, Inc.	87,771	17,520,847
	Chicago Rivet & Machine Co.	1,274	11,785
	Civeo Corp.	97,811	2,032,513
*	Clarivate PLC	3,799,970	12,919,898
	CNH Industrial NV	3,649,390	38,282,101
	Columbus McKinnon Corp.	180,180	2,924,321
*	Commercial Vehicle Group, Inc.	199,862	303,790
	CompX International, Inc.	11,443	257,353
#	Concentrix Corp.	329,411	13,278,557
	Concrete Pumping Holdings, Inc.	316,009	2,019,298
#*	Conduent, Inc.	1,176,672	2,800,479
	Copa Holdings SA, Class A	186,102	23,301,831
#††	Costa Communications, Inc.	17,714	2,126
*	Costamare Bulkers Holdings Ltd.	153,316	1,983,909
	Costamare, Inc.	878,703	10,737,751
	Covenant Logistics Group, Inc.	178,159	3,593,467
*»	CPI Aerostructures, Inc.	16,635	41,421
*	Custom Truck One Source, Inc.	590,652	3,478,940
	Deluxe Corp.	326,581	5,914,382
*	Distribution Solutions Group, Inc.	119,884	3,277,629
*	DLH Holdings Corp.	54,086	336,415
*	DNOW, Inc.	789,750	11,609,325
	Douglas Dynamics, Inc.	150,480	4,549,010
*	Ducommun, Inc.	126,038	11,563,986
*	DXP Enterprises, Inc.	160,935	19,255,873
	Eastern Co.	44,349	946,851
	EnerSys	251,520	31,731,763
	Ennis, Inc.	238,930	3,918,452
	Enpro, Inc.	131,418	30,490,290
*	Enviri Corp.	584,405	7,135,585

34

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Espey Mfg. & Electronics Corp.	14,746	$553,122
	EVI Industries, Inc.	3,546	95,529
#*	First Advantage Corp.	100,415	1,268,241
	Flowserve Corp.	214,931	14,669,041
*	Fluor Corp.	53,403	2,604,464
*	Forrester Research, Inc.	54,139	386,011
	Fortune Brands Innovations, Inc.	584,136	29,674,109
#*	Frontier Group Holdings, Inc.	674,768	2,604,604
	FTAI Infrastructure, Inc.	42,003	224,296
*	FTI Consulting, Inc.	39,242	6,475,322
*	Gates Industrial Corp. PLC	886,882	19,582,355
	GATX Corp.	174,568	27,380,991
#	Genco Shipping & Trading Ltd.	342,182	5,830,781
*	Gencor Industries, Inc.	90,701	1,232,627
	Genpact Ltd.	460,293	17,560,178
*	Gibraltar Industries, Inc.	237,542	14,820,245
	Global Industrial Co.	444	12,618
	Gorman-Rupp Co.	272,710	12,263,769
*	Great Lakes Dredge & Dock Corp.	546,303	6,200,539
	Greenbrier Cos., Inc.	250,960	10,482,599
*	GXO Logistics, Inc.	300,201	16,874,298
*	Hayward Holdings, Inc.	1,100,142	18,669,410
*	Healthcare Services Group, Inc.	534,285	9,547,673
	Heartland Express, Inc.	498,982	3,892,060
	Heidrick & Struggles International, Inc.	120,403	7,027,923
	Helios Technologies, Inc.	230,638	12,768,120
	Herc Holdings, Inc.	77,336	10,985,579
	Hexcel Corp.	13,154	939,196
	Hillenbrand, Inc.	420,067	13,274,117
*	Hillman Solutions Corp.	1,188,838	10,961,086
	HNI Corp.	264,255	10,813,315
	Hub Group, Inc., Class A	487,592	17,958,013
*	Hudson Technologies, Inc.	296,744	2,692,952
	Huntington Ingalls Industries, Inc.	46,922	15,109,822
*	Hurco Cos., Inc.	45,695	820,225
	Hyster-Yale, Inc.	85,837	3,084,982
		Shares	Value†
INDUSTRIALS — (Continued)
*	IBEX Holdings Ltd.	28,231	$1,054,992
	ICF International, Inc.	139,198	11,174,815
	IDEX Corp.	70,996	12,172,974
	Insteel Industries, Inc.	157,304	4,914,177
	Interface, Inc.	402,850	10,030,965
*	Janus International Group, Inc.	480,578	4,613,549
*	JELD-WEN Holding, Inc.	559,555	2,428,469
	Kelly Services, Inc., Class A	187,553	2,102,469
	Kennametal, Inc.	585,267	12,846,611
*	Kirby Corp.	110,703	11,455,546
	Knight-Swift Transportation Holdings, Inc.	1,222,697	55,168,089
	Korn Ferry	412,807	26,708,613
*	L.B. Foster Co., Class A	97,525	2,672,185
	Lindsay Corp.	33,137	3,686,160
	LSI Industries, Inc.	218,956	5,011,903
	Luxfer Holdings PLC	171,102	2,087,444
*	Manitowoc Co., Inc.	238,744	2,428,026
	ManpowerGroup, Inc.	191,433	5,869,336
	Marten Transport Ltd.	596,107	6,110,097
*	Mastech Digital, Inc.	18,934	130,645
*	Masterbrand, Inc.	878,433	11,094,609
*	Matrix Service Co.	48,965	735,454
	Matson, Inc.	231,030	23,322,478
	Maximus, Inc.	283,656	23,577,487
*	Mayville Engineering Co., Inc.	148,464	2,645,628
	McGrath RentCorp	152,444	16,378,583
*	Mercury Systems, Inc.	312,006	24,152,384
*	Middleby Corp.	78,233	9,718,886
	Miller Industries, Inc.	93,654	3,759,272
	MillerKnoll, Inc.	436,735	6,821,801
*	Mistras Group, Inc.	226,702	2,162,737
*	Montrose Environmental Group, Inc.	65,233	1,688,230
*	MRC Global, Inc.	608,537	8,489,091
#	MSC Industrial Direct Co., Inc., Class A	104,375	8,862,481
	Mueller Industries, Inc.	319,399	33,814,772
	National Presto Industries, Inc.	51,455	5,504,141
#*	Net Power, Inc.	11,093	42,375
	NL Industries, Inc.	183,136	1,107,973
#*	NN, Inc.	136,168	232,847
*	NPK International, Inc.	789,966	9,716,582
*	NWPX Infrastructure, Inc.	81,341	4,893,475
*	OPENLANE, Inc.	855,583	22,604,503

35

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Orion Group Holdings, Inc.	283,811	$3,056,644
	Oshkosh Corp.	311,357	38,387,205
	Owens Corning	435,468	55,439,431
*	PAMT Corp.	141,485	1,424,754
	Pangaea Logistics Solutions Ltd.	372,058	1,841,687
	Park Aerospace Corp.	100,637	1,928,205
	Park-Ohio Holdings Corp.	102,443	2,113,399
*	Perma-Pipe International Holdings, Inc.	57,068	1,581,925
	Preformed Line Products Co.	46,079	9,773,817
*	Proto Labs, Inc.	177,533	8,834,042
#	Quanex Building Products Corp.	251,405	3,572,465
*	Quest Resource Holding Corp.	26,428	40,171
*	Radiant Logistics, Inc.	433,980	2,625,579
#	Regal Rexnord Corp.	385,201	54,270,969
*	Resideo Technologies, Inc.	1,067,203	45,676,288
	Resources Connection, Inc.	238,256	1,048,326
	Robert Half, Inc.	9,889	258,993
	Rush Enterprises, Inc. (RUSHA US), Class A	494,431	24,429,836
	Rush Enterprises, Inc. (RUSHB US), Class B	87,329	4,582,153
	Ryder System, Inc.	336,796	56,995,987
*	Saia, Inc.	67,916	19,865,430
	Schneider National, Inc., Class B	677,052	14,468,601
	Science Applications International Corp.	76,018	7,123,647
	Sensata Technologies Holding PLC	1,079,892	34,372,962
*	Shoals Technologies Group, Inc., Class A	337,133	3,543,268
*	SIFCO Industries, Inc.	12,674	93,154
*	Skillsoft Corp.	9,040	118,695
*	SkyWest, Inc.	322,752	32,430,121
	Standex International Corp.	35,483	8,275,700
	Stanley Black & Decker, Inc.	713,033	48,286,595
*	Star Equity Holdings, Inc.	17,946	197,765
	Steelcase, Inc., Class A	698,832	11,153,359
		Shares	Value†
INDUSTRIALS — (Continued)
*	Strata Critical Medical, Inc.	104,821	$527,250
*	Sun Country Airlines Holdings, Inc.	383,023	4,703,522
*	Sunrun, Inc.	174,635	3,625,423
#*	TaskUS, Inc., Class A	96,790	1,291,179
*	Taylor Devices, Inc.	15,778	722,159
*	Team, Inc.	504	7,812
	Tennant Co.	62,273	4,981,840
	Terex Corp.	514,866	23,694,133
	Textron, Inc.	184,429	14,903,707
*	Thermon Group Holdings, Inc.	281,158	8,077,669
*	TIC Solutions, Inc.	531,587	6,448,150
	Timken Co.	103,195	8,101,839
#*	Titan International, Inc.	467,386	3,528,764
*	Titan Machinery, Inc.	117,926	1,933,986
*	Transcat, Inc.	29,390	2,135,183
	Trinity Industries, Inc.	661,360	18,101,423
*	TrueBlue, Inc.	183,242	868,567
*	TTEC Holdings, Inc.	21,250	74,163
*	Tutor Perini Corp.	209,363	14,102,692
	Twin Disc, Inc.	96,821	1,516,217
	UFP Industries, Inc.	165,506	15,248,068
#*	U-Haul Holding Co. (UHAL US)	44,379	2,359,188
#	U-Haul Holding Co. (UHAL/B US)	434,274	21,057,946
*	Ultralife Corp.	129,939	913,471
	UniFirst Corp.	111,937	17,277,476
	Universal Logistics Holdings, Inc.	104,381	1,688,885
*	Upwork, Inc.	53,862	858,560
*	V2X, Inc.	171,629	9,798,300
	Vestis Corp.	817,520	4,291,980
	Virco Mfg. Corp.	113,716	832,401
*	VirTra, Inc.	50,082	304,499
	VSE Corp.	68,030	12,291,660
	Wabash National Corp.	149,347	1,197,763
#	Werner Enterprises, Inc.	487,054	12,760,815
	WESCO International, Inc.	370,148	96,064,510
*	Wilhelmina International, Inc.	2,000	6,250
	Willis Lease Finance Corp.	43,519	5,586,969
	Worthington Enterprises, Inc.	282,245	15,831,122
TOTAL INDUSTRIALS			2,233,418,841
INFORMATION TECHNOLOGY — (6.5%)
*	8x8, Inc.	339,913	625,440

36

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	908 Devices, Inc.	113,007	$901,796
*	ACCESS Newswire, Inc.	1,355	12,881
*	ACI Worldwide, Inc.	8,012	381,612
*	Akamai Technologies, Inc.	402,535	30,230,378
*	Alithya Group, Inc., Class A	17,314	21,989
*	Alpha & Omega Semiconductor Ltd.	210,206	5,898,380
	Amdocs Ltd.	94,645	7,974,788
	Amkor Technology, Inc.	1,783,995	57,587,359
*	Amtech Systems, Inc.	105,094	833,395
*	Arrow Electronics, Inc.	417,523	46,574,691
*	ASGN, Inc.	247,661	11,085,306
*	AstroNova, Inc.	66,617	604,882
*	Aviat Networks, Inc.	43,600	1,088,256
	Avnet, Inc.	779,014	37,743,228
*	Aware, Inc.	31,405	69,405
*	Axcelis Technologies, Inc.	38,268	3,044,602
#	Bel Fuse, Inc. (BELFA US), Class A	47	6,426
	Benchmark Electronics, Inc.	288,233	12,630,370
*	Bit Digital, Inc.	317,514	1,162,101
#*	Cerence, Inc.	111,420	1,195,537
#*	Cleanspark, Inc.	346,670	6,170,726
*	Clearfield, Inc.	7,553	266,621
*	Cohu, Inc.	242,203	5,762,009
*	Comtech Telecommunications Corp.	108,057	306,882
*	Corsair Gaming, Inc.	71,039	578,968
#	Crane NXT Co.	216,239	13,677,117
*	Crexendo, Inc.	72,632	469,929
	CSP, Inc.	5,828	77,746
	CTS Corp.	226,221	9,390,434
#*	Daily Journal Corp.	572	231,683
*	Daktronics, Inc.	335,475	6,303,575
*	Data I/O Corp.	71,566	216,845
*	Data Storage Corp.	10,026	42,009
*	Diebold Nixdorf, Inc.	91,224	5,395,900
*	Digi International, Inc.	325,526	11,940,294
*	Diodes, Inc.	338,275	18,050,354
	Dolby Laboratories, Inc., Class A	36,858	2,444,423
*	DXC Technology Co.	1,351,380	19,189,596
#*	Eastman Kodak Co.	177,889	1,127,816
*	eGain Corp.	92,934	1,340,108
*	EPAM Systems, Inc.	22,144	3,621,430
	ePlus, Inc.	193,354	14,145,779
*	Exodus Movement, Inc., Class A	688	16,849
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Fastly, Inc., Class A	122,367	$1,014,422
*	FormFactor, Inc.	204,869	11,257,552
*	Franklin Wireless Corp.	4,613	23,480
*	Globant SA	8,723	537,162
*	Grid Dynamics Holdings, Inc.	149,917	1,400,225
*	Harmonic, Inc.	377,218	4,036,233
*	I3 Verticals, Inc., Class A	13,276	408,237
*	Ichor Holdings Ltd.	260,360	5,904,965
*	Identiv, Inc.	32,016	128,064
#*	indie Semiconductor, Inc., Class A	361,201	1,943,261
	Information Services Group, Inc.	329,855	1,817,501
*	Insight Enterprises, Inc.	58,391	5,839,100
*	inTEST Corp.	110,599	937,880
*	IPG Photonics Corp.	237,903	20,250,303
*	Key Tronic Corp.	108,829	387,431
*	Kimball Electronics, Inc.	198,793	5,779,906
*	Knowles Corp.	881,164	20,804,282
	Kulicke & Soffa Industries, Inc.	222,918	8,901,116
*	KVH Industries, Inc.	138,550	827,144
*	Lantronix, Inc.	209,157	1,031,144
	Littelfuse, Inc.	8,206	1,996,602
*	LiveRamp Holdings, Inc.	458,837	12,544,604
*	Magnachip Semiconductor Corp.	215,688	668,633
	Methode Electronics, Inc.	237,223	1,596,511
#*	Mirion Technologies, Inc.	328,436	9,646,165
*	Mitek Systems, Inc.	329,616	3,035,763
	MKS, Inc.	88,137	12,666,168
*	N-able, Inc.	602,043	4,713,997
*	nCino, Inc.	268,461	7,162,539
#*	NCR Voyix Corp.	579,352	6,610,406
*	NETGEAR, Inc.	253,160	8,789,715
*	NetScout Systems, Inc.	589,042	16,375,368
*	NetSol Technologies, Inc.	19,650	86,264
	Network-1 Technologies, Inc.	25,612	38,418
*	Nortech Systems, Inc.	1,990	18,865
*	ON24, Inc.	271,379	1,498,012
	OneSpan, Inc.	116,282	1,325,615
*	Optical Cable Corp.	57,778	454,713

37

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	PC Connection, Inc.	189,718	$11,567,106
#*	Penguin Solutions, Inc.	326,859	7,279,150
*	Photronics, Inc.	515,728	12,325,899
*	Plexus Corp.	219,527	30,711,827
*	Powerfleet, Inc. NJ	322,420	1,644,342
*	Qorvo, Inc.	100,021	9,493,993
*	RF Industries Ltd.	32,903	257,301
*	Ribbon Communications, Inc.	1,027,353	3,451,906
	Richardson Electronics Ltd.	79,939	861,742
*	Rogers Corp.	74,564	6,527,333
*	Sanmina Corp.	189,031	25,906,699
*	ScanSource, Inc.	214,001	9,181,713
*††	Silicon Graphics, Inc.	494	0
	Skyworks Solutions, Inc.	149,353	11,607,715
*	SmartRent, Inc.	102,102	141,922
*	SoundThinking, Inc.	1,760	16,456
*	Synaptics, Inc.	69,351	4,919,760
*	Synchronoss Technologies, Inc.	6,759	35,451
	TD SYNNEX Corp.	630,395	98,650,514
*	TransAct Technologies, Inc.	27,480	129,431
*	Trio-Tech International	7,885	58,191
*	TTM Technologies, Inc.	885,007	59,472,470
*	Turtle Beach Corp.	11,856	200,366
*	Ultra Clean Holdings, Inc.	141,973	3,891,480
*	Veeco Instruments, Inc.	419,263	12,053,811
*	Verint Systems, Inc.	456,861	9,265,141
#*	Viasat, Inc.	395,685	15,756,177
*	Viavi Solutions, Inc.	768,803	13,607,813
#*	VirnetX Holding Corp.	3,850	91,399
	Vishay Intertechnology, Inc.	974,806	16,552,206
*	Vishay Precision Group, Inc.	89,905	3,367,841
#	Xerox Holdings Corp.	1,220,753	4,052,900
*	Xperi, Inc.	234,717	1,577,298
TOTAL INFORMATION TECHNOLOGY			897,555,034
MATERIALS — (6.2%)
	AdvanSix, Inc.	195,318	3,630,962
	Alcoa Corp.	1,926,889	70,890,246
*	Alpha Metallurgical Resources, Inc.	103,062	17,856,522
*	Alto Ingredients, Inc.	191,190	193,102
		Shares	Value†
MATERIALS — (Continued)
*	American Vanguard Corp.	97,109	$434,077
*	Ampco-Pittsburgh Corp.	55,446	116,437
	AptarGroup, Inc.	12,948	1,502,097
*	Arq, Inc.	106,270	705,633
*	Ascent Industries Co.	71,266	866,595
	Ashland, Inc.	361,359	17,670,455
*	Aspen Aerogels, Inc.	212,042	1,726,022
	Avient Corp.	632,756	20,292,485
*	Axalta Coating Systems Ltd.	820,286	23,353,542
	Ball Corp.	832,268	39,116,596
	Cabot Corp.	160,177	10,808,744
	Caledonia Mining Corp. PLC	61,496	1,729,268
	Celanese Corp.	342	13,146
*	Century Aluminum Co.	460,007	13,625,407
	CF Industries Holdings, Inc.	634,880	52,879,155
*	Clearwater Paper Corp.	137,724	2,430,829
*	Cleveland-Cliffs, Inc.	8	99
*	Coeur Mining, Inc.	1,100,033	18,887,567
	Commercial Metals Co.	909,447	53,984,774
*	Core Molding Technologies, Inc.	37,724	675,637
#	Eastman Chemical Co.	537,193	31,973,727
*	Ecovyst, Inc.	852,545	6,982,344
	Element Solutions, Inc.	561,239	14,996,306
	Ferroglobe PLC	320,734	1,555,560
	Flexible Solutions International, Inc.	25,410	230,215
	Fortitude Gold Corp.	93,160	399,656
	Friedman Industries, Inc.	66,814	1,419,129
#	Graphic Packaging Holding Co.	1,852,271	29,617,813
	Greif, Inc. (GEF US), Class A	229,568	13,060,124
	Greif, Inc. (GEF/B US), Class B	56,549	3,333,564
	HB Fuller Co.	308,694	17,709,775
	Hecla Mining Co.	2,603,502	33,507,071
	Huntsman Corp.	604,750	5,007,330
	Innospec, Inc.	204,346	15,035,779
*	Intrepid Potash, Inc.	72,722	1,936,587
	Kaiser Aluminum Corp.	116,958	10,588,208
*	Knife River Corp.	13,548	819,112
	Koppers Holdings, Inc.	149,659	4,223,377

38

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Kronos Worldwide, Inc.	502,590	$2,472,743
*	LSB Industries, Inc.	403,841	3,404,380
#*	Magnera Corp.	7,325	66,584
	Materion Corp.	169,715	19,454,430
	Mativ Holdings, Inc.	381,915	4,078,852
#*	McEwen, Inc.	100,196	1,836,593
	Mercer International, Inc.	504,875	1,060,238
*	Metallus, Inc.	340,540	5,990,099
	Minerals Technologies, Inc.	241,525	13,706,544
	Mosaic Co.	2,197,518	60,321,869
	Myers Industries, Inc.	152,940	2,650,450
	Nexa Resources SA	84,959	493,612
	Northern Technologies International Corp.	60,918	452,621
*	O-I Glass, Inc.	1,167,969	13,186,370
	Olin Corp.	812,625	16,821,337
	Olympic Steel, Inc.	91,170	3,373,290
	Orion SA	403,971	2,141,046
*	Perimeter Solutions, Inc.	678,570	15,953,181
#	Quaker Chemical Corp.	101,230	14,059,835
	Ramaco Resources, Inc. (METCB US), Class B	117	1,718
*	Ranpak Holdings Corp.	26,474	140,312
*	Rayonier Advanced Materials, Inc.	446,211	3,101,166
	Reliance, Inc.	34,241	9,670,686
††	Resolute Forest Products, Inc.	792,851	211,136
	Ryerson Holding Corp.	233,959	5,161,136
	Sensient Technologies Corp.	12,736	1,200,877
#	Silgan Holdings, Inc.	647,060	24,989,457
	Sonoco Products Co.	437,708	17,757,814
	Stepan Co.	166,798	7,230,693
	SunCoke Energy, Inc.	675,049	5,407,142
	Sylvamo Corp.	188,851	7,667,351
*	Tredegar Corp.	198,565	1,372,084
	TriMas Corp.	299,831	10,652,995
	Tronox Holdings PLC	876,113	3,066,395
	Warrior Met Coal, Inc.	163,848	11,115,448
	Westlake Corp.	165,450	11,384,614
	Worthington Steel, Inc.	344,271	11,013,229
TOTAL MATERIALS			858,453,401
REAL ESTATE — (1.1%)
*	AMREP Corp.	17,695	380,089
		Shares	Value†
REAL ESTATE — (Continued)
*	Anywhere Real Estate, Inc.	810,217	$8,142,681
*	Cushman & Wakefield PLC	1,679,691	26,371,149
*	Five Point Holdings LLC, Class A	61,979	362,577
*	Forestar Group, Inc.	368,619	9,587,780
*	FRP Holdings, Inc.	139,701	3,310,914
*	Howard Hughes Holdings, Inc.	354,444	28,100,320
*	Jones Lang LaSalle, Inc.	115,571	35,259,557
*»	JW Mays, Inc.	126	4,959
	Kennedy-Wilson Holdings, Inc.	993,812	7,513,219
	Marcus & Millichap, Inc.	224,689	6,563,166
	Newmark Group, Inc., Class A	979,486	17,464,235
*	RE/MAX Holdings, Inc., Class A	128,511	1,019,092
	RMR Group, Inc., Class A	41,136	636,374
#*	Seaport Entertainment Group, Inc.	76,547	1,842,486
*	Star Holdings	61,716	451,761
*	Stratus Properties, Inc.	47,200	886,888
*	Tejon Ranch Co.	191,900	3,035,858
TOTAL REAL ESTATE			150,933,105
UTILITIES — (0.3%)
	Genie Energy Ltd., Class B	149,322	2,247,296
	MDU Resources Group, Inc.	1,103,292	21,161,141
*	Montauk Renewables, Inc.	25,907	52,591
	New Jersey Resources Corp.	163,381	7,237,778
	Ormat Technologies, Inc.	145,859	15,515,022
TOTAL UTILITIES			46,213,828
TOTAL COMMON STOCKS Cost ($10,389,990,891)			13,187,357,006

39

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	133,923,257	$133,923,257
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@§	The DFA Short Term Investment Fund	45,410,787	$525,266,574
TOTAL INVESTMENTS — (100.0%)
(Cost $11,049,180,722)			$13,846,546,837
As of October 31, 2025, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	361	12/19/25	$123,302,365	$124,075,700	$773,335
Total Futures Contracts			$123,302,365	$124,075,700	$773,335
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$420,375,420	—	—	$420,375,420
Consumer Discretionary	1,831,954,360	—	—	1,831,954,360
Consumer Staples	745,462,373	$31,761	—	745,494,134
Energy	1,231,379,211	—	—	1,231,379,211
Financials	3,836,543,381	108,022	—	3,836,651,403
Health Care	934,345,233	—	$583,036	934,928,269
Industrials	2,233,375,294	41,421	2,126	2,233,418,841
Information Technology	897,555,034	—	—	897,555,034
Materials	858,242,265	—	211,136	858,453,401
Real Estate	150,928,146	4,959	—	150,933,105
Utilities	46,213,828	—	—	46,213,828
Temporary Cash Investments	133,923,257	—	—	133,923,257
Securities Lending Collateral	—	525,266,574	—	525,266,574
Total Investments in Securities	$13,320,297,802	$525,452,737	$796,298˂˃	$13,846,546,837
Financial Instruments
Assets
Futures Contracts**	773,335	—	—	773,335
Total Financial Instruments	$773,335	—	—	$773,335
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
40

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (94.9%)
COMMUNICATION SERVICES — (2.4%)
*	Advantage Solutions, Inc.	612,517	$784,022
#*	AMC Networks, Inc., Class A	247,715	1,877,680
*	Angi, Inc.	279,545	3,709,562
#	Array Digital Infrastructure, Inc.	557,445	27,381,698
	ATN International, Inc.	193,182	2,806,934
*	Bandwidth, Inc., Class A	314,001	5,071,116
*	Boston Omaha Corp., Class A	397,178	5,052,104
*	Bumble, Inc., Class A	1,200,588	6,663,263
*	BuzzFeed, Inc.	41,778	68,098
#	Cable One, Inc.	43,311	6,433,849
*	Cars.com, Inc.	428,790	4,605,205
*	Creative Realities, Inc.	16,024	46,950
*	DHI Group, Inc.	564,689	1,095,497
*	DoubleVerify Holdings, Inc.	59,459	676,643
#*	EchoStar Corp., Class A	65,841	4,929,516
*	EW Scripps Co., Class A	881,886	2,142,983
*	Frontier Communications Parent, Inc.	30,733	1,160,478
*	Gaia, Inc.	24,898	124,241
*	GCI Liberty, Inc. (GLBKV US), Class C	9,942	364,126
*	GCI Liberty, Inc. (GLIBA US), Class A	5,524	202,013
	Gray Media, Inc.	1,218,009	5,566,301
	Gray Media, Inc., Class A	3,121	28,932
*	Integral Ad Science Holding Corp.	775,258	7,915,384
*	Liberty Broadband Corp. (LBRDA US), Class A	42,980	2,299,000
*	Liberty Broadband Corp. (LBRDK US), Class C	255,430	13,747,243
*	Liberty Global Ltd. (LBTYA US), Class A	2,008,620	22,094,820
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Global Ltd. (LBTYK US), Class C	1,879,314	$20,954,351
*	Liberty Latin America Ltd. (LILA US), Class A	502,598	3,920,264
#*	Liberty Latin America Ltd. (LILAK US), Class C	2,237,354	17,697,470
	Marcus Corp.	352,902	5,081,789
	National CineMedia, Inc.	307,630	1,359,725
	Nexstar Media Group, Inc.	90,103	17,635,860
#	Paramount Skydance Corp., Class B	209,268	3,220,635
*	PubMatic, Inc., Class A	66,917	559,426
*	Reservoir Media, Inc.	357,480	2,716,848
	Saga Communications, Inc., Class A	88,923	1,089,307
	Scholastic Corp.	627,761	17,997,908
#	Shenandoah Telecommunications Co.	546,068	6,727,558
	Shutterstock, Inc.	124,502	3,116,285
	Sinclair, Inc.	25,235	344,710
#*	Sphere Entertainment Co.	167,925	11,499,504
	Spok Holdings, Inc.	30,389	434,259
*	Stagwell, Inc.	34,545	164,089
	Sunrise Communications AG, ADR, Class A	277,552	15,098,829
*	Teads Holding Co.	4,236	6,269
	TEGNA, Inc.	2,300,217	45,245,268
	Telephone & Data Systems, Inc.	1,558,208	60,489,635
	Townsquare Media, Inc., Class A	331	2,079
*	Urban One, Inc. (UONE US)	92,609	117,613
*	Urban One, Inc. (UONEK US)	90,152	54,993
*	Vivid Seats, Inc., Class A	498	6,180
*	Ziff Davis, Inc.	473,295	16,044,700

41

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	ZoomInfo Technologies, Inc.	1,433,603	$16,085,026
TOTAL COMMUNICATION SERVICES			394,518,238
CONSUMER DISCRETIONARY — (14.2%)
#*	1-800-Flowers.com, Inc., Class A	422,416	1,520,698
#	Academy Sports & Outdoors, Inc.	859,371	41,155,277
*	Adient PLC	986,189	22,869,723
	ADT, Inc.	8,541,655	75,508,230
#	Advance Auto Parts, Inc.	455,299	21,458,242
	A-Mark Precious Metals, Inc.	213,909	5,685,701
	AMCON Distributing Co.	4,641	532,299
*	American Axle & Manufacturing Holdings, Inc.	1,492,313	9,252,341
#	American Eagle Outfitters, Inc.	1,195,690	19,979,980
*	American Outdoor Brands, Inc.	177,431	1,218,951
*	American Public Education, Inc.	86,037	2,881,379
*	Ark Restaurants Corp.	2,951	21,572
	Arko Corp.	86,904	382,812
*	Asbury Automotive Group, Inc.	270,297	63,411,676
#*	Barnes & Noble Education, Inc.	5,566	50,818
	Bassett Furniture Industries, Inc.	151,655	2,236,911
*	Beazer Homes USA, Inc.	60,197	1,348,413
*	Biglari Holdings, Inc. (BH US), Class B	14,169	5,119,401
*	Biglari Holdings, Inc. (BH/A US), Class A	1,178	2,065,317
*	BJ's Restaurants, Inc.	109,237	3,709,688
	BorgWarner, Inc.	2,899,650	124,568,964
	Brunswick Corp.	394,582	26,085,816
*	Caesars Entertainment, Inc.	189,493	3,808,809
#	Caleres, Inc.	305,878	3,376,893
	Canterbury Park Holding Corp.	15,171	240,460
*	Capri Holdings Ltd.	30,713	637,295
*	CarMax, Inc.	894,812	37,501,571
#	Carter's, Inc.	241,468	7,582,095
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Cato Corp., Class A	65,745	$253,118
	Century Communities, Inc.	427,919	25,418,389
#*	Citi Trends, Inc.	27,263	976,561
	Clarus Corp.	108,311	361,759
#	Columbia Sportswear Co.	149,636	7,426,435
#	Cracker Barrel Old Country Store, Inc.	13,975	470,957
	Crown Crafts, Inc.	135,970	391,594
*	Culp, Inc.	25,135	101,043
	Dana, Inc.	1,948,276	39,550,003
#	Designer Brands, Inc., Class A	401,338	1,480,937
*	Destination XL Group, Inc.	277,427	277,205
	Dick's Sporting Goods, Inc.	148,771	32,945,338
#*	Dream Finders Homes, Inc., Class A	208,583	4,129,943
*	El Pollo Loco Holdings, Inc.	436,206	4,458,025
	Escalade, Inc.	44,219	508,961
	Ethan Allen Interiors, Inc.	346,258	8,369,056
*	First Watch Restaurant Group, Inc.	405,296	6,683,331
	Flanigan's Enterprises, Inc.	5,134	162,494
	Flexsteel Industries, Inc.	103,167	3,527,280
*	Fox Factory Holding Corp.	119,038	2,631,930
*	Funko, Inc., Class A	109,002	340,086
	Gap, Inc.	169,055	3,862,907
*	Genesco, Inc.	142,933	4,146,486
	Gentex Corp.	287,976	6,753,037
*	Gentherm, Inc.	180,269	6,633,899
#*	G-III Apparel Group Ltd.	602,919	16,188,375
	Golden Entertainment, Inc.	29,399	593,860
*	Goodyear Tire & Rubber Co.	3,645,446	25,117,123
	Graham Holdings Co., Class B	89,923	91,013,766
*	Green Brick Partners, Inc.	447,167	28,949,592
#	Group 1 Automotive, Inc.	176,755	70,267,183
#	Guess?, Inc.	660,131	11,209,024

42

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hamilton Beach Brands Holding Co., Class A	15,929	$224,121
#	Harley-Davidson, Inc.	1,682,916	45,405,074
	Haverty Furniture Cos., Inc. (HVT US)	224,460	4,895,473
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	5,701	127,645
*	Helen of Troy Ltd.	228,671	4,260,141
*	Hilton Grand Vacations, Inc.	582,769	24,155,775
*	Holley, Inc.	440,933	1,265,478
	Hooker Furnishings Corp.	234,234	2,126,845
*	Hovnanian Enterprises, Inc., Class A	21,385	2,571,119
	JAKKS Pacific, Inc.	143,956	2,447,252
	Jerash Holdings U.S., Inc.	2,993	10,146
#	Johnson Outdoors, Inc., Class A	51,173	2,084,276
	KB Home	383,229	23,921,154
#	Kohl's Corp.	1,293,681	21,048,190
#	Krispy Kreme, Inc.	985,542	3,538,096
#	Lakeland Industries, Inc.	117,864	1,940,041
#*	Lands' End, Inc.	159,169	2,505,320
*	Latham Group, Inc.	598,552	4,339,502
	La-Z-Boy, Inc.	623,348	19,760,132
	LCI Industries	288,082	29,813,606
	Lear Corp.	688,466	72,047,967
*	Legacy Housing Corp.	249,039	5,592,171
*	LGI Homes, Inc.	267,222	10,905,330
*	Life Time Group Holdings, Inc.	1,155,661	28,579,496
	Lifetime Brands, Inc.	310,396	1,052,242
	Lithia Motors, Inc.	320,767	100,746,499
*	Live Ventures, Inc.	3,329	45,574
	LKQ Corp.	1,718,118	54,911,051
*	Lovesac Co.	168,649	2,339,162
*	M/I Homes, Inc.	372,924	46,686,356
	Macy's, Inc.	3,650,546	71,149,141
*	Malibu Boats, Inc., Class A	165,755	4,619,592
*	MarineMax, Inc.	300,813	7,451,138
#	Marriott Vacations Worldwide Corp.	446,793	29,479,402
*	MasterCraft Boat Holdings, Inc.	190,080	3,813,005
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Matthews International Corp., Class A	371,816	$8,707,931
	Meritage Homes Corp.	800,533	54,084,009
*	Mister Car Wash, Inc.	242,209	1,353,948
*	Mobileye Global, Inc., Class A	306,284	4,027,635
*	Mohawk Industries, Inc.	787,728	89,517,410
#	Monro, Inc.	322,521	4,724,933
*	Motorcar Parts of America, Inc.	202,486	3,454,411
	Movado Group, Inc.	242,950	4,424,119
	Newell Brands, Inc.	4,837,652	16,448,017
»	Nobility Homes, Inc.	984	29,717
*	ODP Corp.	477,953	13,325,330
#*	OneWater Marine, Inc., Class A	85,946	1,334,741
#	Oxford Industries, Inc.	171,610	6,323,828
#	Patrick Industries, Inc.	148,406	15,489,134
	Penske Automotive Group, Inc.	35,039	5,608,693
	Perdoceo Education Corp.	530,552	16,850,331
*	Petco Health & Wellness Co., Inc.	2,169,134	6,897,846
*	PetMed Express, Inc.	65,903	169,371
	Phinia, Inc.	491,254	25,500,995
	Polaris, Inc.	192,130	12,699,793
#*	Portillo's, Inc., Class A	88,317	472,496
*	Pursuit Attractions & Hospitality, Inc.	26,518	940,859
	PVH Corp.	786,214	61,584,143
»	QEP Co., Inc.	4,152	157,257
	RCI Hospitality Holdings, Inc.	10,621	264,569
	Rocky Brands, Inc.	130,527	3,679,556
#*	Sally Beauty Holdings, Inc.	1,077,293	16,277,897
#	Shoe Carnival, Inc.	362,419	6,643,140
#	Signet Jewelers Ltd.	391,384	38,688,308
#	Smith & Wesson Brands, Inc.	499,530	4,787,995
	Sonic Automotive, Inc., Class A	126,408	8,030,700
*	Sportsman's Warehouse Holdings, Inc.	109,478	270,411
	Standard Motor Products, Inc.	297,137	11,032,697
	Steven Madden Ltd.	93,443	3,168,652
*	Stoneridge, Inc.	239,251	1,629,299

43

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Strategic Education, Inc.	340,523	$25,872,938
*	Strattec Security Corp.	55,083	3,379,893
	Superior Group of Cos., Inc.	211,616	1,976,493
*	Target Hospitality Corp.	96,525	742,277
*	Taylor Morrison Home Corp.	1,424,488	84,429,404
#	Thor Industries, Inc.	771,039	80,457,920
*	Tile Shop Holdings, Inc.	67,687	423,721
#*	Tilly's, Inc., Class A	73,744	112,828
	Toll Brothers, Inc.	97,718	13,187,044
#*	Topgolf Callaway Brands Corp.	2,122,818	19,975,717
*	Tri Pointe Homes, Inc.	1,286,853	40,986,268
#*	Under Armour, Inc. (UA US), Class C	3,024,480	13,428,691
#*	Under Armour, Inc. (UAA US), Class A	1,963,372	9,051,145
*	Universal Electronics, Inc.	39,786	154,768
*	Urban Outfitters, Inc.	448,590	28,983,400
#*	Vera Bradley, Inc.	260,213	611,501
	Visteon Corp.	161,934	17,352,847
	Weyco Group, Inc.	127,916	3,667,352
#	Whirlpool Corp.	372,874	26,708,965
	Winnebago Industries, Inc.	313,509	11,822,424
*	Zumiez, Inc.	244,621	5,296,045
TOTAL CONSUMER DISCRETIONARY			2,362,490,353
CONSUMER STAPLES — (4.1%)
#	Alico, Inc.	22,056	776,592
	Andersons, Inc.	656,367	30,396,356
#	B&G Foods, Inc.	192,188	768,752
*	Bridgford Foods Corp.	13,817	110,121
	Bunge Global SA	27,315	2,583,999
	Calavo Growers, Inc.	652	14,481
	Cal-Maine Foods, Inc.	251,370	22,070,286
#*	Central Garden & Pet Co. (CENT US)	135,439	4,153,914
*	Central Garden & Pet Co. (CENTA US), Class A	734,954	20,439,071
	Conagra Brands, Inc.	2,600,118	44,696,028
*	Coty, Inc., Class A	1,590,616	6,314,746
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Darling Ingredients, Inc.	1,997,599	$64,023,048
	Dole PLC	834,633	10,633,224
	Edgewell Personal Care Co.	659,570	12,789,062
	Flowers Foods, Inc.	153,403	1,830,098
	Fresh Del Monte Produce, Inc.	966,701	34,172,880
*	Grocery Outlet Holding Corp.	1,184,745	16,124,379
*	Hain Celestial Group, Inc.	7,474	8,670
*	HF Foods Group, Inc.	29,817	64,405
	Hormel Foods Corp.	73,166	1,579,654
#*††	Imperial Sugar Co.	83,457	0
	Ingles Markets, Inc., Class A	229,545	15,861,560
	Ingredion, Inc.	435,808	50,296,601
	J&J Snack Foods Corp.	12,207	1,033,323
	J.M. Smucker Co.	272,487	28,216,029
	John B Sanfilippo & Son, Inc.	2,396	150,421
	Limoneira Co.	9,104	128,640
#*	Medifast, Inc.	41,506	498,902
	MGP Ingredients, Inc.	129,483	3,133,489
*	Mission Produce, Inc.	426,647	4,914,973
	Molson Coors Beverage Co., Class B	924,451	40,416,998
*	Natural Alternatives International, Inc.	149,173	416,193
*	Nature's Sunshine Products, Inc.	109,057	1,470,088
	Nu Skin Enterprises, Inc., Class A	144,670	1,550,862
	Oil-Dri Corp. of America	35,002	1,938,761
#*	Olaplex Holdings, Inc.	21,814	22,687
*	Post Holdings, Inc.	786,320	81,722,238
	PriceSmart, Inc.	3,332	382,980
	Seaboard Corp.	12,481	42,060,720
#*	Seneca Foods Corp. (SENEA US), Class A	104,704	11,290,756
*»	Seneca Foods Corp. (SENEB US), Class B	24,020	2,639,798
*	Simply Good Foods Co.	385,281	7,539,949
*	TreeHouse Foods, Inc.	582,921	10,609,162
*	United Natural Foods, Inc.	853,066	32,117,935

44

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Universal Corp.	545,533	$27,647,612
*	USANA Health Sciences, Inc.	195,094	4,126,238
	Village Super Market, Inc., Class A	178,255	5,591,859
#	Weis Markets, Inc.	589,177	37,318,471
*	Willamette Valley Vineyards, Inc.	4,137	13,238
TOTAL CONSUMER STAPLES			686,660,249
ENERGY — (10.3%)
*	Amplify Energy Corp.	493,579	2,240,849
*	Antero Resources Corp.	1,392,261	43,034,787
#	APA Corp.	3,422,273	77,514,483
	Ardmore Shipping Corp.	539,795	6,796,019
#	Atlas Energy Solutions, Inc.	109,568	1,356,452
	Berry Corp.	895,772	3,018,752
*	Bristow Group, Inc.	381,500	15,527,050
	California Resources Corp.	758,623	35,784,247
	Chord Energy Corp. (CHRD US)	128,116	11,622,683
#	Civitas Resources, Inc.	954,836	27,527,922
*	Clean Energy Fuels Corp.	558,665	1,597,782
#*	CNX Resources Corp.	2,027,368	68,241,207
#*	Comstock Resources, Inc.	3,139,101	58,858,144
	Core Laboratories, Inc.	13,600	216,784
	Core Natural Resources, Inc.	272,368	21,517,072
	Crescent Energy Co., Class A	2,340,709	19,732,177
#	DHT Holdings, Inc.	2,789,159	37,040,031
*	DMC Global, Inc.	34,292	276,393
	Dorian LPG Ltd.	564,660	16,290,441
*	DT Midstream, Inc.	361,587	39,590,161
	Epsilon Energy Ltd.	107,294	515,011
	Evolution Petroleum Corp.	148,164	648,958
*	Expro Group Holdings NV	1,159,802	15,750,111
*	Forum Energy Technologies, Inc.	152,626	4,087,324
	FutureFuel Corp.	518,133	2,036,263
		Shares	Value†
ENERGY — (Continued)
*	Geospace Technologies Corp.	18,727	$474,542
*	Gran Tierra Energy, Inc. (GTE US)	32,000	109,760
#	Granite Ridge Resources, Inc.	541,503	2,859,136
*	Green Plains, Inc.	57,584	591,963
*	Gulf Island Fabrication, Inc.	127	992
*	Gulfport Energy Corp.	47,878	8,905,787
*	Helix Energy Solutions Group, Inc.	1,946,101	13,077,799
	Helmerich & Payne, Inc.	1,147,833	30,142,095
	HF Sinclair Corp.	2,420,426	124,893,982
*	Innovex International, Inc.	402,155	8,071,251
#	International Seaways, Inc.	691,161	35,408,178
	Kodiak Gas Services, Inc.	72,563	2,676,123
#*	Kosmos Energy Ltd.	887,008	1,392,603
#	Liberty Energy, Inc.	1,869,453	33,855,794
*	Mammoth Energy Services, Inc.	37,940	77,398
	Matador Resources Co.	1,523,976	60,136,093
	Mexco Energy Corp.	4,558	41,934
*	MIND Technology, Inc.	236	2,598
#	Murphy Oil Corp.	1,999,257	56,578,973
*	Nabors Industries Ltd.	4,340	210,577
	NACCO Industries, Inc., Class A	116,217	4,913,655
*	National Energy Services Reunited Corp.	62,202	784,989
	Natural Gas Services Group, Inc.	181,784	5,060,867
#	Noble Corp. PLC	1,343,971	39,445,549
#	Nordic American Tankers Ltd.	2,855,677	10,508,891
#	Northern Oil & Gas, Inc.	1,073,991	23,767,421
	NOV, Inc.	4,775,105	69,716,533
*	Oil States International, Inc.	784,749	4,684,951
	Ovintiv, Inc.	2,029,456	76,124,894
*	Par Pacific Holdings, Inc.	128,638	5,142,947
	Patterson-UTI Energy, Inc.	4,445,989	27,876,351
	PBF Energy, Inc., Class A	790,472	27,010,428

45

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Peabody Energy Corp.	1,634,688	$44,823,145
	Permian Resources Corp.	6,051,013	76,000,723
*	PrimeEnergy Resources Corp.	9,096	1,230,143
*	ProPetro Holding Corp.	1,377,812	14,301,688
	Range Resources Corp.	1,595,666	56,725,926
	Ranger Energy Services, Inc., Class A	303,032	4,163,660
*	REX American Resources Corp.	359,526	11,515,618
#	Riley Exploration Permian, Inc.	81,985	2,133,250
#	RPC, Inc.	2,841,373	14,775,140
	SandRidge Energy, Inc.	162,881	1,939,913
	Scorpio Tankers, Inc.	699,262	43,144,465
*	SEACOR Marine Holdings, Inc.	325,916	2,072,826
#*	Seadrill Ltd.	718,264	22,668,412
	Select Water Solutions, Inc.	1,390,802	16,077,671
#	SFL Corp. Ltd.	1,945,548	14,513,788
	SM Energy Co.	1,326,909	27,719,129
	Smart Sand, Inc.	27,364	58,833
*	Talos Energy, Inc.	1,856,627	18,213,511
	Teekay Corp. Ltd.	1,278,377	12,297,987
	Teekay Tankers Ltd., Class A	418,372	25,520,692
*	TETRA Technologies, Inc.	103,199	728,585
*	Tidewater, Inc.	103,533	5,237,734
#*	Transocean Ltd.	8,822,045	33,876,653
#	VAALCO Energy, Inc.	836,024	3,285,574
#*	Valaris Ltd.	700,610	39,318,233
#*	Vital Energy, Inc.	189,951	2,984,130
#	Vitesse Energy, Inc.	222,404	4,837,287
	World Kinect Corp.	948,328	24,514,279
TOTAL ENERGY			1,710,045,152
FINANCIALS — (27.5%)
	1st Source Corp.	242,932	14,439,878
*	Acacia Research Corp.	376,006	1,304,741
	ACNB Corp.	30,005	1,355,626
	Affinity Bancshares, Inc.	1,447	27,450
	Alerus Financial Corp.	177,014	3,738,536
	Ally Financial, Inc.	85,775	3,342,652
		Shares	Value†
FINANCIALS — (Continued)
	Amalgamated Financial Corp.	144,523	$3,939,697
*	Ambac Financial Group, Inc.	344,730	2,830,233
	Amerant Bancorp, Inc.	248,244	4,163,052
	Ameris Bancorp	987,498	70,724,607
	AmeriServ Financial, Inc.	324,794	990,622
	Ames National Corp.	753	15,708
	Arrow Financial Corp.	38,529	1,074,574
	Associated Banc-Corp.	2,420,009	59,943,623
	Associated Capital Group, Inc., Class A	13,077	477,310
	Assured Guaranty Ltd.	1,012,136	81,557,919
	Atlantic American Corp.	196,322	555,591
	Atlantic Union Bankshares Corp.	1,859,955	60,485,737
	Axis Capital Holdings Ltd.	593,606	55,597,138
	Banc of California, Inc.	916,936	15,560,404
	Bank of Marin Bancorp	178,226	4,589,319
	Bank OZK	1,557,314	70,063,557
	BankFinancial Corp.	166,661	1,841,604
	BankUnited, Inc.	1,046,651	41,949,772
	Bankwell Financial Group, Inc.	38,220	1,656,837
	Banner Corp.	428,744	25,891,850
	Bar Harbor Bankshares	203,346	5,964,138
	BayCom Corp.	140,408	3,827,522
	BCB Bancorp, Inc.	207,399	1,646,748
#	Beacon Financial Corp.	1,150,556	28,004,533
*	Blue Foundry Bancorp	153,529	1,265,079
*	Blue Ridge Bankshares, Inc.	56,626	253,684
	BOK Financial Corp.	330,614	34,575,612
#	Bread Financial Holdings, Inc.	742,255	46,502,276
*	Bridgewater Bancshares, Inc.	140,789	2,317,387
*	Brighthouse Financial, Inc.	788,776	45,015,446
	Burke & Herbert Financial Services Corp.	75,694	4,455,349

46

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Business First Bancshares, Inc.	179,783	$4,408,279
*	BV Financial, Inc.	19,107	311,444
	Byline Bancorp, Inc.	505,361	13,513,353
	C&F Financial Corp.	43,251	2,958,801
	Cadence Bank	2,388,658	90,147,953
*	California BanCorp	32,604	602,848
*»	California First Leasing Corp.	6,425	142,956
	Camden National Corp.	138,486	5,283,241
	Capital Bancorp, Inc.	1,169	32,492
	Capital City Bank Group, Inc.	79,529	3,093,678
	Capitol Federal Financial, Inc.	947,355	5,722,024
*	Carter Bankshares, Inc.	251,775	4,300,317
	Cathay General Bancorp	925,473	42,062,748
	CB Financial Services, Inc.	3,401	110,090
	Central Pacific Financial Corp.	169,398	4,829,537
	CF Bankshares, Inc.	773	17,934
	Chemung Financial Corp.	13,539	686,021
	ChoiceOne Financial Services, Inc.	6,615	189,454
	Citizens & Northern Corp.	8,347	161,598
	Citizens Community Bancorp, Inc.	57,995	907,622
	Citizens Financial Services, Inc.	3,459	189,519
	Civista Bancshares, Inc.	207,892	4,475,915
	CNB Financial Corp.	391,135	9,621,921
#	Colony Bankcorp, Inc.	132,716	2,122,129
	Columbia Banking System, Inc.	3,663,206	98,173,921
#	Comerica, Inc.	1,334,854	102,116,331
	Community Trust Bancorp, Inc.	175,941	9,007,299
	Community West Bancshares	112,701	2,387,007
	ConnectOne Bancorp, Inc.	675,211	16,245,577
*	Consumer Portfolio Services, Inc.	357,757	3,005,159
*	Customers Bancorp, Inc.	392,844	26,367,689
	CVB Financial Corp.	1,372,638	25,215,360
		Shares	Value†
FINANCIALS — (Continued)
	Dime Community Bancshares, Inc.	546,635	$14,349,169
	Donegal Group, Inc. (DGICA US), Class A	360,215	6,754,031
	Donegal Group, Inc. (DGICB US), Class B	54,141	825,109
	Eagle Bancorp Montana, Inc.	13,675	221,945
	Eagle Bancorp, Inc.	380,645	6,375,804
#	Eastern Bankshares, Inc.	2,355,943	41,299,681
*	eHealth, Inc.	111,546	578,924
	Employers Holdings, Inc.	477,618	18,211,574
#	Enact Holdings, Inc.	710,891	25,393,027
*	Encore Capital Group, Inc.	191,401	7,958,454
	Enterprise Financial Services Corp.	461,494	24,168,441
	Equity Bancshares, Inc., Class A	29,313	1,187,470
	Essent Group Ltd.	1,160,095	70,266,954
#*	EZCORP, Inc., Class A	767,527	14,007,368
	F&G Annuities & Life, Inc.	81,519	2,417,038
	Farmers & Merchants Bancorp, Inc.	14,616	349,322
	Farmers National Banc Corp.	43,342	562,579
	FB Financial Corp.	21,287	1,149,711
	Fidelis Insurance Holdings Ltd.	498,950	8,971,121
	Financial Institutions, Inc.	181,866	5,170,450
	Finward Bancorp	280	9,842
*	Finwise Bancorp	8,326	159,776
	First American Financial Corp.	597,495	37,349,412
	First Bancorp, Inc.	1,942	48,142
#	First Bancorp/Southern Pines NC	223,035	10,826,119
	First Bank	175,840	2,746,621
#	First Busey Corp.	1,194,804	26,715,817
	First Business Financial Services, Inc.	110,444	5,589,571
	First Commonwealth Financial Corp.	1,330,331	20,340,761

47

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Community Bankshares, Inc.	43,079	$1,393,175
	First Community Corp.	10,758	288,422
	First Financial Bancorp	1,404,871	32,888,030
	First Financial Corp.	163,953	8,741,974
*»	First Financial Northwest, Inc.	251,056	301,267
*	First Foundation, Inc.	43,909	238,865
#	First Hawaiian, Inc.	1,225,306	30,056,756
	First Horizon Corp.	296,677	6,337,021
	First Internet Bancorp	100,192	1,777,406
	First Interstate BancSystem, Inc., Class A	1,372,148	42,879,625
	First Merchants Corp.	739,939	26,253,036
	First Mid Bancshares, Inc.	159,861	5,711,834
	First Northwest Bancorp	19,136	173,564
	First United Corp.	87,861	3,033,840
*	First Western Financial, Inc.	26,812	619,089
*	Firstsun Capital Bancorp	24,511	834,354
	Flushing Financial Corp.	360,837	4,932,642
	FNB Corp.	5,386,743	84,679,600
	Franklin Financial Services Corp.	7,867	356,375
#	Franklin Resources, Inc.	634,365	14,342,993
	FS Bancorp, Inc.	61,621	2,384,116
#	Fulton Financial Corp.	2,669,594	46,370,848
	FVCBankcorp, Inc.	10,941	133,699
*	Genworth Financial, Inc.	6,207,935	52,394,971
	Great Southern Bancorp, Inc.	79,484	4,427,259
*	Green Dot Corp., Class A	663,863	7,707,449
*	Greenlight Capital Re Ltd., Class A	488,773	5,923,929
*	Hamilton Insurance Group Ltd., Class B	73,384	1,736,999
	Hancock Whitney Corp.	1,121,005	64,020,596
	Hanmi Financial Corp.	378,195	9,984,348
#	Hanover Bancorp, Inc.	4,101	84,932
		Shares	Value†
FINANCIALS — (Continued)
	HarborOne Bancorp, Inc.	527,436	$6,381,976
	Hawthorn Bancshares, Inc.	35,815	1,081,971
	HBT Financial, Inc.	11,540	281,461
	Heritage Commerce Corp.	794,099	8,258,630
	Heritage Financial Corp.	428,271	9,503,333
*	Heritage Insurance Holdings, Inc.	20,576	486,211
	Hilltop Holdings, Inc.	805,445	26,015,873
	Home Bancorp, Inc.	99,243	5,274,765
	Home BancShares, Inc.	316,062	8,442,016
	HomeTrust Bancshares, Inc.	215,424	8,468,317
	Hope Bancorp, Inc.	1,610,293	16,891,974
	Horace Mann Educators Corp.	278,369	12,445,878
	Horizon Bancorp, Inc.	544,875	8,500,050
	Independent Bank Corp. (IBCP US)	47,380	1,431,824
	Independent Bank Corp. (INDB US)	591,760	39,819,530
	International Bancshares Corp.	313,227	20,792,008
	Invesco Ltd.	5,572,010	132,056,637
	Investar Holding Corp.	83,372	1,980,919
	Jackson Financial, Inc., Class A	963,087	97,088,800
	James River Group Holdings Ltd.	15,488	78,989
	Janus Henderson Group PLC	1,059,864	46,167,676
	Kearny Financial Corp.	733,399	4,686,420
	Kemper Corp.	78,951	3,552,005
	Landmark Bancorp, Inc.	55,186	1,417,728
	LCNB Corp.	115,897	1,780,178
*	LendingClub Corp.	1,036,995	18,033,343
	Lincoln National Corp.	993,395	41,722,590
	Live Oak Bancshares, Inc.	40,186	1,251,392
	Magyar Bancorp, Inc.	45,405	783,236
	MainStreet Bancshares, Inc.	33,410	619,755
*	Mechanics Bancorp, Class A	90,958	1,217,928
	Mercantile Bank Corp.	254,829	11,174,252

48

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Merchants Bancorp	140,998	$4,397,728
	Meridian Corp.	74,487	1,064,419
	Metropolitan Bank Holding Corp.	43,548	2,885,926
	MGIC Investment Corp.	3,683,704	101,007,164
	Mid Penn Bancorp, Inc.	95,248	2,709,806
	Middlefield Banc Corp.	12,704	414,150
	Midland States Bancorp, Inc.	277,368	4,060,668
	MidWestOne Financial Group, Inc.	97,823	3,618,473
	MVB Financial Corp.	63,779	1,631,467
	National Bank Holdings Corp., Class A	285,421	10,178,113
	Navient Corp.	2,005,054	24,521,810
	NB Bancorp, Inc.	3,797	68,612
	NBT Bancorp, Inc.	43,980	1,779,871
	Nelnet, Inc., Class A	565,034	72,917,638
	Nicolet Bankshares, Inc.	38,234	4,516,965
*	NMI Holdings, Inc.	564,386	20,560,582
	Northeast Bank	604	52,113
	Northeast Community Bancorp, Inc.	98,424	1,933,047
	Northfield Bancorp, Inc.	573,457	5,860,731
	Northrim BanCorp, Inc.	214,766	4,720,557
	Northwest Bancshares, Inc.	1,887,798	22,106,115
	Oak Valley Bancorp	976	26,625
	OceanFirst Financial Corp.	707,340	12,859,441
	OFG Bancorp	237,609	9,185,964
*	Old Market Capital Corp.	138,264	746,626
#	Old National Bancorp	4,270,459	87,245,477
	Old Republic International Corp.	53,102	2,095,405
	Old Second Bancorp, Inc.	275,323	4,942,048
*	Onity Group, Inc.	96,338	3,609,785
	OP Bancorp	148,940	1,988,349
*	Oportun Financial Corp.	31,889	169,968
	Oppenheimer Holdings, Inc., Class A	134,323	9,370,372
*	OptimumBank Holdings, Inc.	1,253	5,125
		Shares	Value†
FINANCIALS — (Continued)
	Origin Bancorp, Inc.	258,471	$8,958,605
	Orrstown Financial Services, Inc.	152,480	5,074,534
	Parke Bancorp, Inc.	125,232	2,706,264
#*	Paysafe Ltd.	340,238	3,746,020
	PCB Bancorp	142,502	3,002,517
	Peapack-Gladstone Financial Corp.	232,356	5,878,607
	PennyMac Financial Services, Inc.	190,354	23,948,437
	Peoples Bancorp of North Carolina, Inc.	7,096	208,835
	Peoples Bancorp, Inc.	570,462	16,315,213
	Peoples Financial Services Corp.	57,069	2,541,853
	Pinnacle Financial Partners, Inc.	426,260	36,321,615
*	Pioneer Bancorp, Inc.	1,132	14,874
*	Ponce Financial Group, Inc.	115,639	1,631,666
	Popular, Inc.	643,331	71,712,107
*	PRA Group, Inc.	454,225	6,227,425
	Primis Financial Corp.	316,398	3,443,992
	Princeton Bancorp, Inc.	41,384	1,286,215
*	ProAssurance Corp.	664,413	15,912,691
	Prosperity Bancshares, Inc.	1,188,734	78,242,472
*	Provident Bancorp, Inc.	111,797	1,425,412
	Provident Financial Holdings, Inc.	169,394	2,645,934
	Provident Financial Services, Inc.	1,950,555	35,675,651
	QCR Holdings, Inc.	141,839	10,551,403
	Radian Group, Inc.	1,304,227	44,265,464
	RBB Bancorp	136,848	2,549,478
	Red River Bancshares, Inc.	1,255	82,905
	Regional Management Corp.	169,783	6,680,961
	RenaissanceRe Holdings Ltd.	2,310	586,948
	Renasant Corp.	1,220,683	41,051,569
#*	Repay Holdings Corp.	973,627	4,176,860
	Republic Bancorp, Inc., Class A	155,724	10,262,212
	Richmond Mutual BanCorp, Inc.	7,283	97,082
	Riverview Bancorp, Inc.	288,650	1,495,207
	Rocket Cos., Inc., Class A	1,206,944	20,107,687
	S&T Bancorp, Inc.	528,377	19,359,733

49

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Safety Insurance Group, Inc.	3,375	$231,964
	SB Financial Group, Inc.	67,509	1,320,476
	Seacoast Banking Corp. of Florida	256,955	7,785,736
*	Security National Financial Corp., Class A	173,617	1,383,727
*	Selectquote, Inc.	1,379	2,868
	Shore Bancshares, Inc.	315,497	4,924,908
	Sierra Bancorp	289,461	8,330,688
	Simmons First National Corp., Class A	1,762,451	30,631,398
*	SiriusPoint Ltd.	1,324,885	24,112,907
#	SmartFinancial, Inc.	201,467	7,045,301
	South Plains Financial, Inc.	43,916	1,602,934
*	Southern First Bancshares, Inc.	46,281	2,028,959
	Southern Missouri Bancorp, Inc.	30,720	1,610,957
	Southside Bancshares, Inc.	124,934	3,513,144
	Southstate Bank Corp.	950,058	84,222,642
	SR Bancorp, Inc.	7,425	109,296
	Stellar Bancorp, Inc.	455,955	13,418,756
#*††	Sterling Bancorp, Inc.	224,071	0
	Stewart Information Services Corp.	226,499	15,463,087
	Summit State Bank	10,197	111,861
	SWK Holdings Corp.	5,520	89,369
	Synovus Financial Corp.	532,900	23,788,656
*	Texas Capital Bancshares, Inc.	680,158	57,024,447
*	Third Coast Bancshares, Inc.	121,296	4,457,628
	Timberland Bancorp, Inc.	129,504	4,159,668
	Tiptree, Inc.	305,437	5,409,289
	Tompkins Financial Corp.	33,390	2,118,929
	Towne Bank	971,199	31,573,679
	TriCo Bancshares	223,422	9,881,955
	TrustCo Bank Corp.	272,452	10,274,165
	Trustmark Corp.	824,851	30,700,954
	UMB Financial Corp.	346,995	37,086,826
*††	Unico American Corp.	99,017	2,970
	United Bancshares, Inc.	6,413	224,840
		Shares	Value†
FINANCIALS — (Continued)
	United Bankshares, Inc.	1,928,341	$69,015,324
	United Community Banks, Inc.	1,391,308	40,626,194
	United Fire Group, Inc.	303,680	9,180,246
#	United Security Bancshares	265,629	2,434,490
	Unity Bancorp, Inc.	49,758	2,259,511
	Univest Financial Corp.	424,997	12,477,912
	Valley National Bancorp	6,836,495	74,312,690
*	Velocity Financial, Inc.	34,471	641,850
	Virtus Investment Partners, Inc.	2,654	432,124
	WaFd, Inc.	1,096,927	31,843,791
	Washington Trust Bancorp, Inc.	173,042	4,713,664
	Waterstone Financial, Inc.	273,538	4,185,131
	Webster Financial Corp.	1,849,169	105,476,600
	WesBanco, Inc.	1,376,576	41,434,938
	Westamerica BanCorp	1,435	68,378
	Western Alliance Bancorp	667,916	51,663,303
	Western New England Bancorp, Inc.	354,782	4,033,871
	Westwood Holdings Group, Inc.	6,492	108,741
	White Mountains Insurance Group Ltd.	34,474	65,657,801
	Wintrust Financial Corp.	532,721	69,264,384
	WSFS Financial Corp.	752,906	39,218,874
	WVS Financial Corp.	1,740	21,820
	Zions Bancorp NA	1,682,563	87,678,358
TOTAL FINANCIALS			4,585,891,507
HEALTH CARE — (7.1%)
*	Acadia Healthcare Co., Inc.	410,944	8,835,296
*	AdaptHealth Corp.	1,144,510	10,289,145
*	American Shared Hospital Services	118,315	267,392
*	AMN Healthcare Services, Inc.	28,283	556,892

50

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Amphastar Pharmaceuticals, Inc.	293,475	$7,483,613
*	Anika Therapeutics, Inc.	20,453	199,417
*	Astrana Health, Inc.	30,884	963,890
*	Avanos Medical, Inc.	536,755	5,963,348
*	Avantor, Inc.	3,712,049	43,876,419
*	Azenta, Inc.	727,004	21,955,521
	Baxter International, Inc.	452,486	8,357,416
*	BioMarin Pharmaceutical, Inc.	289,812	15,525,229
*	Bio-Rad Laboratories, Inc., Class A	290,646	92,875,929
*	CareCloud, Inc.	13,795	40,695
*	CareDx, Inc.	143,680	2,155,200
*	Castle Biosciences, Inc.	347,644	8,864,922
#*	Certara, Inc.	1,591,393	18,507,901
*	Charles River Laboratories International, Inc.	135,936	24,477,996
	CONMED Corp.	230,818	10,155,992
*	Cross Country Healthcare, Inc.	213,370	2,615,916
*	Cumberland Pharmaceuticals, Inc.	6,891	20,604
*	Cytek Biosciences, Inc.	117,931	459,931
	Dentsply Sirona, Inc.	469,638	5,922,135
*	DocGo, Inc.	18,572	20,243
#*	Elanco Animal Health, Inc.	6,565,758	145,431,540
#*	Emergent BioSolutions, Inc.	206,265	2,574,187
*	Enhabit, Inc.	181,092	1,472,278
*	Enovis Corp.	660,026	20,619,212
*	Entrada Therapeutics, Inc.	59,077	410,585
*	Envista Holdings Corp.	2,235,061	45,483,491
#*	Evolent Health, Inc., Class A	87,256	581,998
*	FONAR Corp.	82,069	1,234,318
*	Fulgent Genetics, Inc.	21,203	476,007
*	Globus Medical, Inc., Class A	356,221	21,512,186
*	GoodRx Holdings, Inc., Class A	41,815	140,917
*	Harmony Biosciences Holdings, Inc.	65,161	1,861,650
		Shares	Value†
HEALTH CARE — (Continued)
	HealthStream, Inc.	17,713	$435,740
*	ICU Medical, Inc.	131,871	15,836,388
*	Innoviva, Inc.	1,047,385	19,062,407
*	Integer Holdings Corp.	183,579	11,853,696
*	Integra LifeSciences Holdings Corp.	651,151	7,820,324
*	Jazz Pharmaceuticals PLC	782,114	107,650,171
*	Kewaunee Scientific Corp.	43,695	1,827,325
*	LENSAR, Inc.	1,627	20,012
*	LifeStance Health Group, Inc.	1,394,880	6,834,912
*	LivaNova PLC	7,970	419,461
*	Molina Healthcare, Inc.	125,724	19,243,315
#*	Monte Rosa Therapeutics, Inc.	48,273	620,308
	National HealthCare Corp.	203,655	24,324,553
#*	Neogen Corp.	2,248,792	13,875,047
*	NeoGenomics, Inc.	313,395	3,061,869
#*††	OCA, Inc.	492,841	0
*»	OmniAb, Inc. (2200963D US)	2,029	0
*»	OmniAb, Inc. (2200964D US)	2,029	0
*	Omnicell, Inc.	590,013	19,806,736
*	OraSure Technologies, Inc.	696,547	1,908,539
*	OrthoPediatrics Corp.	41,730	702,733
*	Owens & Minor, Inc.	800,981	3,179,895
*	Pacira BioSciences, Inc.	539,375	11,531,837
*††	PDL BioPharma, Inc.	1,226,353	515,068
*	Pediatrix Medical Group, Inc.	397,454	6,744,794
	Perrigo Co. PLC	1,753,080	36,358,879
#	Premier, Inc., Class A	1,229,418	34,571,234
*	Prestige Consumer Healthcare, Inc.	485,117	29,398,090
*	Puma Biotechnology, Inc.	142,253	725,490
*	QuidelOrtho Corp.	749,246	20,222,150
*	Quipt Home Medical Corp.	96,673	236,849
#	Revvity, Inc.	394,835	36,952,608
	Select Medical Holdings Corp.	565,216	7,816,937
#*	Sensus Healthcare, Inc.	72,974	232,787
	SIGA Technologies, Inc.	8,824	73,063

51

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Supernus Pharmaceuticals, Inc.	579,575	$31,951,970
#*	Surgery Partners, Inc.	1,146,816	25,149,675
*	Tactile Systems Technology, Inc.	295,919	4,459,499
*	Teladoc Health, Inc.	1,000,259	8,632,235
	Teleflex, Inc.	231,262	28,785,181
*	TruBridge, Inc.	43,262	831,496
	Universal Health Services, Inc., Class B	77,063	16,723,442
	Utah Medical Products, Inc.	31,407	1,824,747
*	Vanda Pharmaceuticals, Inc.	402,020	1,748,787
*	Varex Imaging Corp.	405,239	4,737,244
	Viatris, Inc.	7,292,977	75,555,242
*	Voyager Therapeutics, Inc.	111,211	519,355
TOTAL HEALTH CARE			1,176,971,501
INDUSTRIALS — (15.9%)
*	AAR Corp.	196,165	16,519,055
	ABM Industries, Inc.	927,823	39,896,389
	ACCO Brands Corp.	757,639	2,848,723
	Acme United Corp.	27,459	1,043,717
	Aebi Schmidt Holding AG	167,521	1,867,859
*	AerSale Corp.	210,302	1,560,441
	AGCO Corp.	730,584	75,367,045
*	Air Industries Group	7,084	23,165
	Air Lease Corp.	831,777	53,117,279
	Alamo Group, Inc.	6,617	1,182,590
*	Alaska Air Group, Inc.	1,533,888	64,009,146
	Albany International Corp., Class A	3,300	186,714
#	Alight, Inc., Class A	6,328,448	18,225,930
#*	Allegiant Travel Co.	118,732	7,382,756
	Allient, Inc.	73,381	4,012,473
*	Amentum Holdings, Inc.	177,123	3,969,326
*	Ameresco, Inc., Class A	179,422	7,090,757
*	American Woodmark Corp.	253,281	16,141,598
	Apogee Enterprises, Inc.	74,550	2,729,275
	ArcBest Corp.	320,247	23,800,757
	Arcosa, Inc.	622,541	63,499,182
	Astec Industries, Inc.	331,845	15,440,748
#*	Asure Software, Inc.	163,675	1,448,524
	Atkore, Inc.	136,370	9,443,622
		Shares	Value†
INDUSTRIALS — (Continued)
*	Avalon Holdings Corp., Class A	10,149	$27,808
	AZZ, Inc.	82,299	8,217,555
	BGSF, Inc.	12,052	40,374
*	BlueLinx Holdings, Inc.	116,887	7,649,085
	Boise Cascade Co.	404,870	28,539,286
*	Bowman Consulting Group Ltd.	39,374	1,704,500
*	BrightView Holdings, Inc.	1,210,973	14,919,187
*	Broadwind, Inc.	39,495	92,418
*	CACI International, Inc., Class A	13,028	7,324,993
*	Cadeler AS (CDLR US), ADR	23,519	435,807
*	Chart Industries, Inc.	205,033	40,928,687
	Chicago Rivet & Machine Co.	27,374	253,210
	Civeo Corp.	125,155	2,600,721
*	Clarivate PLC	2,864,686	9,739,932
	Columbus McKinnon Corp.	356,856	5,791,773
	CompX International, Inc.	65,184	1,465,988
#	Concentrix Corp.	244,916	9,872,564
	Concrete Pumping Holdings, Inc.	459,398	2,935,553
*	Conduent, Inc.	1,675,699	3,988,164
	Copa Holdings SA, Class A	251,681	31,512,978
*	Costamare Bulkers Holdings Ltd.	353,165	4,569,955
#	Costamare, Inc.	1,765,828	21,578,418
	Covenant Logistics Group, Inc.	304,227	6,136,259
*»	CPI Aerostructures, Inc.	22,389	55,749
*	Custom Truck One Source, Inc.	874,020	5,147,978
	Deluxe Corp.	588,221	10,652,682
*	DLH Holdings Corp.	20,847	129,668
*	DNOW, Inc.	1,432,491	21,057,618
	Douglas Dynamics, Inc.	1,957	59,160
*	Ducommun, Inc.	170,761	15,667,322
	Eastern Co.	94,453	2,016,572
	EnerSys	168,137	21,212,164
	Ennis, Inc.	554,504	9,093,866
	Enpro, Inc.	74,710	17,333,467
*	Enviri Corp.	858,270	10,479,477
	Espey Mfg. & Electronics Corp.	1,996	74,870
#*	First Advantage Corp.	298,581	3,771,078

52

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Fluor Corp.	974,843	$47,543,093
*	Forrester Research, Inc.	56,160	400,421
#*	Frontier Group Holdings, Inc.	135,569	523,296
*	Gates Industrial Corp. PLC	3,422,148	75,561,028
	GATX Corp.	204,476	32,072,061
#	Genco Shipping & Trading Ltd.	644,187	10,976,946
*	Gencor Industries, Inc.	174,896	2,376,837
*	Gibraltar Industries, Inc.	294,938	18,401,182
*	Great Lakes Dredge & Dock Corp.	951,556	10,800,161
	Greenbrier Cos., Inc.	430,789	17,994,057
*	GXO Logistics, Inc.	1,035,128	58,184,545
	Heartland Express, Inc.	986,563	7,695,191
	Heidrick & Struggles International, Inc.	148,733	8,681,545
	Helios Technologies, Inc.	271,203	15,013,798
	Hillenbrand, Inc.	483,235	15,270,226
*	Hillman Solutions Corp.	1,735,467	16,001,006
	HNI Corp.	12,531	512,769
	Hub Group, Inc., Class A	952,985	35,098,438
*	Hudson Technologies, Inc.	371,008	3,366,898
	Huntington Ingalls Industries, Inc.	190,086	61,211,494
*	Hurco Cos., Inc.	110,598	1,985,234
	Hyster-Yale, Inc.	38,185	1,372,369
	ICF International, Inc.	129,990	10,435,597
	Insteel Industries, Inc.	172,696	5,395,023
	Interface, Inc.	277,700	6,914,730
*	Janus International Group, Inc.	256,070	2,458,272
*	JELD-WEN Holding, Inc.	531,773	2,307,895
#*	JetBlue Airways Corp.	4,463,344	18,746,045
	Kelly Services, Inc., Class A	671,562	7,528,210
	Kennametal, Inc.	1,107,524	24,310,152
*	Kirby Corp.	703,054	72,752,028
	Knight-Swift Transportation Holdings, Inc.	2,068,666	93,338,210
	Korn Ferry	536,428	34,706,892
*	L.B. Foster Co., Class A	160,670	4,402,358
		Shares	Value†
INDUSTRIALS — (Continued)
	LSI Industries, Inc.	89,288	$2,043,802
	Luxfer Holdings PLC	137,924	1,682,673
#*	Manitowoc Co., Inc.	476,342	4,844,398
	ManpowerGroup, Inc.	540,869	16,583,044
	Marten Transport Ltd.	1,331,054	13,643,303
*	Mastech Digital, Inc.	1,688	11,647
*	Masterbrand, Inc.	1,238,544	15,642,811
#	Matson, Inc.	446,440	45,068,118
	Maximus, Inc.	7,269	604,199
*	Mayville Engineering Co., Inc.	146,023	2,602,130
*	Middleby Corp.	247,865	30,792,269
	Miller Industries, Inc.	153,545	6,163,296
	MillerKnoll, Inc.	881,246	13,765,063
*	Mistras Group, Inc.	389,044	3,711,480
*	MRC Global, Inc.	541,965	7,560,412
	National Presto Industries, Inc.	44,215	4,729,679
	NL Industries, Inc.	787,540	4,764,617
*	NPK International, Inc.	473,831	5,828,121
*	NWPX Infrastructure, Inc.	166,719	10,029,815
*	OPENLANE, Inc.	1,237,311	32,689,757
*	Orion Group Holdings, Inc.	213,591	2,300,375
	Oshkosh Corp.	690,046	85,075,771
	Owens Corning	14,150	1,801,436
#*	PAMT Corp.	338,930	3,413,025
	Pangaea Logistics Solutions Ltd.	696,514	3,447,744
	Park-Ohio Holdings Corp.	180,081	3,715,071
*	Perma-Pipe International Holdings, Inc.	138,804	3,847,647
	Preformed Line Products Co.	60,850	12,906,893
*	Proto Labs, Inc.	274,558	13,662,006
#	Quanex Building Products Corp.	447,255	6,355,494
*	Radiant Logistics, Inc.	628,615	3,803,121
	Regal Rexnord Corp.	441,513	62,204,767
*	Resideo Technologies, Inc.	1,454,495	62,252,386
	Resources Connection, Inc.	341,313	1,501,777
	Rush Enterprises, Inc. (RUSHA US), Class A	711,993	35,179,574
	Rush Enterprises, Inc. (RUSHB US), Class B	542,687	28,474,787
	Ryder System, Inc.	190,749	32,280,453

53

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Schneider National, Inc., Class B	1,205,180	$25,754,697
	Sensata Technologies Holding PLC	1,893,533	60,271,155
*	SIFCO Industries, Inc.	49,091	360,819
*	SkyWest, Inc.	572,572	57,532,035
	Stanley Black & Decker, Inc.	975,476	66,059,235
	Steelcase, Inc., Class A	1,364,403	21,775,872
#*	Sun Country Airlines Holdings, Inc.	639,999	7,859,188
*	Sunrun, Inc.	1,553,360	32,247,754
*	Taylor Devices, Inc.	3,503	160,332
	Terex Corp.	474,160	21,820,843
*	Thermon Group Holdings, Inc.	278,454	7,999,983
*	TIC Solutions, Inc.	317,107	3,846,508
	Timken Co.	512,542	40,239,672
*	Titan International, Inc.	565,159	4,266,950
*	Titan Machinery, Inc.	370,910	6,082,924
	Trinity Industries, Inc.	942,630	25,799,783
*	TrueBlue, Inc.	77,765	368,606
*	TTEC Holdings, Inc.	12,329	43,028
	Twin Disc, Inc.	106,033	1,660,477
	UFP Industries, Inc.	167,280	15,411,506
#*	U-Haul Holding Co. (UHAL US)	33,161	1,762,839
	U-Haul Holding Co. (UHAL/B US)	124,283	6,026,483
*	Ultralife Corp.	226,959	1,595,522
	UniFirst Corp.	138,314	21,348,766
#	Universal Logistics Holdings, Inc.	72,111	1,166,756
*	V2X, Inc.	195,593	11,166,404
	Vestis Corp.	1,110,920	5,832,330
#	Virco Mfg. Corp.	124,162	908,866
*	VirTra, Inc.	47,855	290,958
#	Werner Enterprises, Inc.	822,918	21,560,452
	WESCO International, Inc.	354,676	92,049,062
	Willis Lease Finance Corp.	204,748	26,285,548
TOTAL INDUSTRIALS			2,656,760,278
INFORMATION TECHNOLOGY — (6.2%)
#*	Alithya Group, Inc., Class A	111,904	142,118
*	Alpha & Omega Semiconductor Ltd.	416,897	11,698,130
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Amkor Technology, Inc.	3,460,921	$111,718,530
*	Amtech Systems, Inc.	316,328	2,508,481
*	Arrow Electronics, Inc.	688,912	76,848,134
*	ASGN, Inc.	318,589	14,260,044
*	AstroNova, Inc.	163,432	1,483,963
*	Aviat Networks, Inc.	40,364	1,007,485
#	Avnet, Inc.	1,686,327	81,702,543
*	Aware, Inc.	339,412	750,101
*	Axcelis Technologies, Inc.	18,180	1,446,401
	Benchmark Electronics, Inc.	653,408	28,632,339
#*	Bill Holdings, Inc.	840,085	41,718,621
#*	Cleanspark, Inc.	259,128	4,612,478
*	Clearfield, Inc.	5,700	201,210
#*	Cohu, Inc.	353,970	8,420,946
*	Comtech Telecommunications Corp.	129,236	367,030
*	Corsair Gaming, Inc.	233,081	1,899,610
	CSP, Inc.	117,380	1,565,849
*	Daily Journal Corp.	1,043	422,457
*	Diebold Nixdorf, Inc.	140,251	8,295,847
*	Digi International, Inc.	204,895	7,515,549
*	Diodes, Inc.	522,185	27,863,792
*	DXC Technology Co.	2,394,052	33,995,538
*	Eastman Kodak Co.	368,315	2,335,117
*	EPAM Systems, Inc.	1,833	299,769
	ePlus, Inc.	179,174	13,108,370
*	Expensify, Inc., Class A	30,054	48,988
*	Globant SA	21,489	1,323,293
*	Grid Dynamics Holdings, Inc.	67,339	628,946
*	Ichor Holdings Ltd.	356,013	8,074,375
*	IPG Photonics Corp.	371,963	31,661,491
*	Key Tronic Corp.	214,941	765,190
*	Kimball Electronics, Inc.	457,567	13,303,761
*	Knowles Corp.	1,121,389	26,475,994
*	KVH Industries, Inc.	63,177	377,167
*	Lantronix, Inc.	85,834	423,162
	Littelfuse, Inc.	15,227	3,704,881
*	LiveRamp Holdings, Inc.	1,000	27,340
	Methode Electronics, Inc.	89,771	604,159
*	Mitek Systems, Inc.	4,063	37,420
*	N-able, Inc.	93,248	730,132
*	NCR Voyix Corp.	277,018	3,160,775
*	NETGEAR, Inc.	243,832	8,465,847
*	NetScout Systems, Inc.	965,443	26,839,315

54

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Optical Cable Corp.	62,949	$495,409
	PC Connection, Inc.	328,821	20,048,216
#*	Penguin Solutions, Inc.	185,714	4,135,851
*	Photronics, Inc.	873,082	20,866,660
*	Plexus Corp.	132,105	18,481,489
#*	Powerfleet, Inc. NJ	350,746	1,788,805
*	Ribbon Communications, Inc.	900,670	3,026,251
#	Richardson Electronics Ltd.	248,494	2,678,765
*	Rogers Corp.	197,615	17,299,217
*	Sanmina Corp.	452,977	62,080,498
*	ScanSource, Inc.	377,407	16,192,647
#*††	Silicon Graphics, Inc.	289,563	0
	Skyworks Solutions, Inc.	707,163	54,960,708
*	Synaptics, Inc.	36,143	2,563,984
	TD SYNNEX Corp.	280,020	43,820,330
*	TransAct Technologies, Inc.	107,406	505,882
*	Trio-Tech International	57,299	422,867
*	TTM Technologies, Inc.	873,147	58,675,478
*	Turtle Beach Corp.	6,907	116,728
*	Ultra Clean Holdings, Inc.	297,559	8,156,092
*	Veeco Instruments, Inc.	275,664	7,925,340
*	Verint Systems, Inc.	563,241	11,422,527
#*	Viasat, Inc.	619,300	24,660,526
	Vishay Intertechnology, Inc.	1,741,053	29,563,080
*	Vishay Precision Group, Inc.	171,388	6,420,194
#	Xerox Holdings Corp.	1,560,133	5,179,642
*	Xperi, Inc.	8,310	55,843
TOTAL INFORMATION TECHNOLOGY			1,033,015,717
MATERIALS — (5.7%)
#	AdvanSix, Inc.	346,250	6,436,788
#	Alcoa Corp.	2,494,179	91,760,845
#*	Alpha Metallurgical Resources, Inc.	139,746	24,212,392
*	American Vanguard Corp.	271,607	1,214,083
*	Arq, Inc.	129,066	856,998
*	Ascent Industries Co.	53,841	654,707
	Ashland, Inc.	527,585	25,798,906
*	Aspen Aerogels, Inc.	248,375	2,021,773
		Shares	Value†
MATERIALS — (Continued)
	Avient Corp.	1,000,761	$32,094,405
	Caledonia Mining Corp. PLC	58,909	1,656,521
	Celanese Corp.	35,667	1,371,039
*	Clearwater Paper Corp.	225,323	3,976,951
#*	Cleveland-Cliffs, Inc.	5,939,991	73,834,088
	Commercial Metals Co.	1,582,984	93,965,930
*	Core Molding Technologies, Inc.	128,252	2,296,993
	Eastman Chemical Co.	784,901	46,717,308
*	Ecovyst, Inc.	1,514,903	12,407,056
	Element Solutions, Inc.	1,192,897	31,874,208
	Ferroglobe PLC	273,106	1,324,564
#	FMC Corp.	238,985	3,625,402
	Fortitude Gold Corp.	40,459	173,569
#	Friedman Industries, Inc.	165,653	3,518,470
#	Graphic Packaging Holding Co.	851,646	13,617,820
	Greif, Inc. (GEF US), Class A	541,389	30,799,620
	Greif, Inc. (GEF/B US), Class B	29,116	1,716,388
	HB Fuller Co.	368,790	21,157,482
	Hecla Mining Co.	423,530	5,450,831
	Huntsman Corp.	1,780,219	14,740,213
	Innospec, Inc.	103,936	7,647,611
*	Intrepid Potash, Inc.	170,730	4,546,540
	Kaiser Aluminum Corp.	129,642	11,736,490
	Koppers Holdings, Inc.	268,544	7,578,312
	Kronos Worldwide, Inc.	718,664	3,535,827
*	LSB Industries, Inc.	262,319	2,211,349
	Materion Corp.	102,686	11,770,896
	Mativ Holdings, Inc.	193,682	2,068,524
#*	McEwen, Inc.	67,121	1,230,328
	Mercer International, Inc.	451,858	948,902
*	Metallus, Inc.	637,342	11,210,846
	Minerals Technologies, Inc.	468,872	26,608,486
	Mosaic Co.	2,750,353	75,497,190
	Myers Industries, Inc.	205,458	3,560,587
	Nexa Resources SA	157,274	913,762
	Northern Technologies International Corp.	1,810	13,448
*	O-I Glass, Inc.	1,778,472	20,078,949
	Olin Corp.	498,413	10,317,149

55

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Olympic Steel, Inc.	183,921	$6,805,077
	Orion SA	426,328	2,259,538
*	Perimeter Solutions, Inc.	901,722	21,199,484
	Quaker Chemical Corp.	123,772	17,190,693
*	Ranpak Holdings Corp.	817,559	4,333,063
*	Rayonier Advanced Materials, Inc.	896,342	6,229,577
††	Resolute Forest Products, Inc.	1,372,760	365,566
	Ryerson Holding Corp.	392,630	8,661,418
	Silgan Holdings, Inc.	96,792	3,738,107
	Sonoco Products Co.	692,037	28,075,941
	Stepan Co.	264,770	11,477,780
	SunCoke Energy, Inc.	1,330,758	10,659,372
*	Tredegar Corp.	9,050	62,536
	TriMas Corp.	412,697	14,663,124
	Tronox Holdings PLC	1,826,866	6,394,031
	Warrior Met Coal, Inc.	324,520	22,015,437
*»	Webco Industries, Inc.	4,296	842,016
	Westlake Corp.	244,407	16,817,646
	Worthington Steel, Inc.	362,152	11,585,242
TOTAL MATERIALS			944,126,194
REAL ESTATE — (0.9%)
*	AMREP Corp.	20,447	439,202
*	Anywhere Real Estate, Inc.	1,514,310	15,218,815
*	Cushman & Wakefield PLC	2,968,743	46,609,265
*	Five Point Holdings LLC, Class A	206,323	1,206,990
*	Forestar Group, Inc.	679,574	17,675,720
*	FRP Holdings, Inc.	202,510	4,799,487
*	Howard Hughes Holdings, Inc.	378,633	30,018,024
*	Jones Lang LaSalle, Inc.	102,304	31,211,927
		Shares	Value†
REAL ESTATE — (Continued)
	Kennedy-Wilson Holdings, Inc.	106,767	$807,158
*	RE/MAX Holdings, Inc., Class A	215,149	1,706,132
*	Seaport Entertainment Group, Inc.	90,796	2,185,460
#*	Stratus Properties, Inc.	107,843	2,026,370
*	Tejon Ranch Co.	420,998	6,660,188
TOTAL REAL ESTATE			160,564,738
UTILITIES — (0.6%)
	MDU Resources Group, Inc.	2,386,951	45,781,720
*	Montauk Renewables, Inc.	6,937	14,082
	New Jersey Resources Corp.	730,744	32,371,959
	Ormat Technologies, Inc.	200,088	21,283,361
TOTAL UTILITIES			99,451,122
TOTAL COMMON STOCKS Cost ($12,819,266,386)			15,810,495,049

TEMPORARY CASH INVESTMENTS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	163,200,411	163,200,411
SECURITIES LENDING COLLATERAL — (4.1%)
@§	The DFA Short Term Investment Fund	58,932,905	681,676,915
TOTAL INVESTMENTS — (100.0%)
(Cost $13,664,143,712)			$16,655,372,375

56

U.S. Small Cap Value Portfolio
CONTINUED
As of October 31, 2025, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	445	12/19/25	$151,875,710	$152,946,500	$1,070,790
Total Futures Contracts			$151,875,710	$152,946,500	$1,070,790
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$394,518,238	—	—	$394,518,238
Consumer Discretionary	2,362,303,379	$186,974	—	2,362,490,353
Consumer Staples	684,020,451	2,639,798	—	686,660,249
Energy	1,710,045,152	—	—	1,710,045,152
Financials	4,585,444,314	444,223	$2,970	4,585,891,507
Health Care	1,176,456,433	—	515,068	1,176,971,501
Industrials	2,656,704,529	55,749	—	2,656,760,278
Information Technology	1,033,015,717	—	—	1,033,015,717
Materials	942,918,612	842,016	365,566	944,126,194
Real Estate	160,564,738	—	—	160,564,738
Utilities	99,451,122	—	—	99,451,122
Temporary Cash Investments	163,200,411	—	—	163,200,411
Securities Lending Collateral	—	681,676,915	—	681,676,915
Total Investments in Securities	$15,968,643,096	$685,845,675	$883,604˂˃	$16,655,372,375
Financial Instruments
Assets
Futures Contracts**	1,070,790	—	—	1,070,790
Total Financial Instruments	$1,070,790	—	—	$1,070,790
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
57

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (96.8%)
COMMUNICATION SERVICES — (8.5%)
	Alphabet, Inc. (GOOG US), Class C	2,327,688	$655,989,032
	Alphabet, Inc. (GOOGL US), Class A	2,800,070	787,351,683
*	Altice USA, Inc., Class A	8,636	19,258
*	AMC Networks, Inc., Class A	44,672	338,614
*	Angi, Inc.	6,080	80,682
*	Anterix, Inc.	14,703	297,295
#	Array Digital Infrastructure, Inc.	47,023	2,309,770
#*	AST SpaceMobile, Inc.	67,293	5,400,263
	AT&T, Inc.	4,606,402	114,008,449
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	10,949	472,340
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	40,796	1,661,213
	ATN International, Inc.	17,342	251,979
*	Bandwidth, Inc., Class A	36,811	594,498
*	Boston Omaha Corp., Class A	1,260	16,027
#	Cable One, Inc.	6,125	909,869
*	Cargurus, Inc.	101,511	3,565,066
*	Cars.com, Inc.	101,864	1,094,019
#*	Charter Communications, Inc., Class A	114,664	26,813,030
#	Cinemark Holdings, Inc.	163,217	4,408,491
	Comcast Corp., Class A	3,216,768	89,538,737
*	DHI Group, Inc.	765,897	1,485,840
	Electronic Arts, Inc.	155,923	31,193,955
	Entravision Communications Corp., Class A	114,828	237,694
*	Eventbrite, Inc., Class A	8,914	20,591
*	EverQuote, Inc., Class A	2,080	44,803
*	EW Scripps Co., Class A	103,774	252,171
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Fox Corp. (FOX US), Class B	208,363	$12,170,483
	Fox Corp. (FOXA US), Class A	266,953	17,258,511
*	Frontier Communications Parent, Inc.	218,769	8,260,717
*	fuboTV, Inc.	76,071	287,548
*	Gaia, Inc.	5,400	26,946
*	Gambling.com Group Ltd.	5,258	37,490
*	Gannett Co., Inc.	117,731	623,974
*	GCI Liberty, Inc. (GLBKV US), Class C	19,379	709,756
*	GCI Liberty, Inc. (GLIBA US), Class A	2,310	84,477
*	Gogo, Inc.	21,501	195,659
	Gray Media, Inc.	92,333	421,962
	Gray Media, Inc., Class A	600	5,562
*	Harte Hanks, Inc.	1,754	5,455
	IDT Corp., Class B	101,474	5,140,673
*	IMAX Corp.	46,190	1,500,713
*	Integral Ad Science Holding Corp.	67,172	685,826
	Interpublic Group of Cos., Inc.	682,571	17,514,772
#	Iridium Communications, Inc.	139,457	2,670,602
*	IZEA Worldwide, Inc.	12	62
	John Wiley & Sons, Inc. (WLY US), Class A	50,985	1,879,817
*	Liberty Broadband Corp. (LBRDA US), Class A	11,551	617,863
*	Liberty Broadband Corp. (LBRDK US), Class C	96,897	5,214,997
*	Liberty Global Ltd. (LBTYA US), Class A	143,790	1,581,690
*	Liberty Global Ltd. (LBTYK US), Class C	146,990	1,638,938
*	Liberty Latin America Ltd. (LILA US), Class A	42,770	333,606

58

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Liberty Latin America Ltd. (LILAK US), Class C	202,515	$1,601,894
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	647	58,864
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	174,666	17,440,400
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	20,487	1,797,529
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	55,388	5,007,629
*	Lionsgate Studios Corp.	484,639	3,116,229
#*	Live Nation Entertainment, Inc.	137,501	20,560,525
*	Lumen Technologies, Inc.	672,505	6,913,351
*	Madison Square Garden Entertainment Corp.	33,318	1,471,323
*	Madison Square Garden Sports Corp.	8,586	1,840,753
#*	Magnite, Inc.	303,286	5,422,754
	Marcus Corp.	27,823	400,651
	Match Group, Inc.	168,807	5,459,218
	Meta Platforms, Inc., Class A	1,124,277	728,924,993
*	Netflix, Inc.	170,109	190,328,156
	New York Times Co., Class A	194,609	11,090,767
#	News Corp. (NWS US), Class B	207,046	6,308,692
	News Corp. (NWSA US), Class A	398,434	10,558,501
#	Nexstar Media Group, Inc.	87,453	17,117,176
#	Omnicom Group, Inc.	225,799	16,939,441
#	Paramount Skydance Corp., Class B	40,084	616,893
*	Pinterest, Inc., Class A	284,500	9,416,950
*	PubMatic, Inc., Class A	51,152	427,631
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	QuinStreet, Inc.	44,573	$659,235
*	Reddit, Inc., Class A	72,280	15,102,906
*	Reservoir Media, Inc.	17,019	129,344
*	ROBLOX Corp., Class A	87,159	9,911,721
*	Roku, Inc.	90,562	9,611,345
	Saga Communications, Inc., Class A	14,867	182,121
#	Scholastic Corp.	26,518	760,271
	Shenandoah Telecommunications Co.	59,941	738,473
	Shutterstock, Inc.	5,361	134,186
#	Sinclair, Inc.	43,835	598,786
*	Snap, Inc., Class A	877,517	6,844,633
#*	Sphere Entertainment Co.	43,336	2,967,649
	Spok Holdings, Inc.	30,700	438,703
*	Spotify Technology SA	34,542	22,636,063
*	Stagwell, Inc.	179,530	852,767
*	Starz Entertainment Corp.	32,307	339,547
	Sunrise Communications AG, ADR, Class A	38,114	2,073,402
*	Take-Two Interactive Software, Inc.	81,902	20,997,216
*	TechTarget, Inc.	44,033	241,741
	TEGNA, Inc.	235,763	4,637,458
#	Telephone & Data Systems, Inc.	91,829	3,564,802
*	Thryv Holdings, Inc.	32,795	252,849
	TKO Group Holdings, Inc.	64,444	12,141,250
	T-Mobile U.S., Inc.	331,924	69,720,636
	Townsquare Media, Inc., Class A	16,081	100,989
#*	Trade Desk, Inc., Class A	116,284	5,846,759
*	Travelzoo	40,759	343,191
#*	TripAdvisor, Inc.	65,970	1,059,478
*	TrueCar, Inc.	137,053	301,517
	Verizon Communications, Inc.	3,129,344	124,360,131
	Walt Disney Co.	842,195	94,848,001
*	Warner Bros Discovery, Inc.	1,069,644	24,013,508
#	Warner Music Group Corp., Class A	38,622	1,234,359
#*	WideOpenWest, Inc.	40,292	206,698
*	Yelp, Inc.	50,744	1,673,537
	Zedge, Inc., Class B	7,377	18,590
*	Ziff Davis, Inc.	42,117	1,427,766

59

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	ZoomInfo Technologies, Inc.	134,047	$1,504,007
TOTAL COMMUNICATION SERVICES			3,312,519,423
CONSUMER DISCRETIONARY — (10.0%)
#*	1-800-Flowers.com, Inc., Class A	45,450	163,620
*	1stdibs.com, Inc.	7,657	27,565
*	Abercrombie & Fitch Co., Class A	117,642	8,534,927
#	Academy Sports & Outdoors, Inc.	69,857	3,345,452
#	Acushnet Holdings Corp.	122,824	9,497,980
*	Adient PLC	76,498	1,773,989
	ADT, Inc.	829,071	7,328,988
*	Adtalem Global Education, Inc.	101,258	9,925,309
#	Advance Auto Parts, Inc.	49,495	2,332,699
*	Airbnb, Inc., Class A	101,590	12,855,199
	A-Mark Precious Metals, Inc.	31,709	842,825
*	Amazon.com, Inc.	4,355,623	1,063,730,249
	AMCON Distributing Co.	377	43,240
#*	American Axle & Manufacturing Holdings, Inc.	194,120	1,203,544
#	American Eagle Outfitters, Inc.	201,552	3,367,934
*	American Outdoor Brands, Inc.	28,188	193,652
*	American Public Education, Inc.	26,462	886,212
*	America's Car-Mart, Inc.	12,329	274,197
*	Aptiv PLC	188,534	15,290,107
	Aramark	326,700	12,375,396
*	Arhaus, Inc.	33,807	338,746
*	Ark Restaurants Corp.	3,088	22,573
	Arko Corp.	125,207	551,537
*	Asbury Automotive Group, Inc.	28,081	6,587,803
	Autoliv, Inc.	154,654	18,063,587
*	AutoNation, Inc.	111,266	22,238,735
#*	AutoZone, Inc.	8,138	29,902,511
*	Barnes & Noble Education, Inc.	723	6,601
	Bassett Furniture Industries, Inc.	10,823	159,639
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Bath & Body Works, Inc.	155,037	$3,795,306
*	Beazer Homes USA, Inc.	41,321	925,590
	Best Buy Co., Inc.	348,513	28,626,858
*	Biglari Holdings, Inc. (BH US), Class B	2,951	1,066,226
*	Biglari Holdings, Inc. (BH/A US), Class A	225	394,479
*	Birkenstock Holding PLC	26,413	1,054,143
#*	BJ's Restaurants, Inc.	22,891	777,378
	Bloomin' Brands, Inc.	50,904	347,674
	Booking Holdings, Inc.	12,888	65,441,913
*	Boot Barn Holdings, Inc.	35,902	6,808,814
	BorgWarner, Inc.	237,914	10,220,785
	Boyd Gaming Corp.	41,929	3,265,011
*	Bright Horizons Family Solutions, Inc.	66,865	7,303,664
	Brightstar Lottery PLC	41,102	684,759
*	Brinker International, Inc.	63,587	6,909,363
	Brunswick Corp.	93,527	6,183,070
	Buckle, Inc.	76,103	4,170,444
#	Build-A-Bear Workshop, Inc.	23,649	1,282,249
*	Burlington Stores, Inc.	40,639	11,118,424
#*	Caesars Entertainment, Inc.	61,534	1,236,833
	Caleres, Inc.	34,592	381,896
	Camping World Holdings, Inc., Class A	53,086	698,612
*	Capri Holdings Ltd.	7,151	148,383
#*	CarMax, Inc.	158,655	6,649,231
*	Carnival Corp.	577,539	16,650,449
	Carriage Services, Inc.	32,437	1,449,934
	Carter's, Inc.	33,511	1,052,245
*	Carvana Co.	62,273	19,089,165
	Cato Corp., Class A	18,389	70,798
#*	Cava Group, Inc.	39,127	2,102,294
#*	Cavco Industries, Inc.	11,430	6,055,614
	Century Communities, Inc.	62,749	3,727,291
*	Champion Homes, Inc.	89,497	6,106,380
#	Cheesecake Factory, Inc.	106,271	5,292,296
*	Chewy, Inc., Class A	93,920	3,166,982
*	Chipotle Mexican Grill, Inc.	603,451	19,123,362
#	Choice Hotels International, Inc.	59,861	5,564,679

60

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Churchill Downs, Inc.	71,300	$7,072,960
*	Citi Trends, Inc.	16,563	593,287
	Clarus Corp.	2,357	7,872
#	Columbia Sportswear Co.	78,664	3,904,094
*	Cooper-Standard Holdings, Inc.	2,818	85,160
*	Coupang, Inc.	444,589	14,213,510
*	Coursera, Inc.	55,603	468,177
#	Cracker Barrel Old Country Store, Inc.	7,279	245,302
*	Crocs, Inc.	63,258	5,167,546
*	Culp, Inc.	1,114	4,478
	Dana, Inc.	213,167	4,327,290
	Darden Restaurants, Inc.	145,476	26,207,501
#*	Dave & Buster's Entertainment, Inc.	32,687	480,172
*	Deckers Outdoor Corp.	113,482	9,248,783
*	Denny's Corp.	30,109	117,726
	Designer Brands, Inc., Class A	28,712	105,947
*	Destination XL Group, Inc.	48,406	48,367
	Dick's Sporting Goods, Inc.	120,958	26,786,149
#	Dillard's, Inc., Class A	18,883	11,331,311
#	Domino's Pizza, Inc.	20,519	8,176,001
*	DoorDash, Inc., Class A	121,607	30,933,173
*	Dorman Products, Inc.	34,770	4,663,700
	DR Horton, Inc.	237,364	35,386,225
*	DraftKings, Inc., Class A	202,091	6,181,964
*	Dream Finders Homes, Inc., Class A	9,170	181,566
*	Driven Brands Holdings, Inc.	16,856	241,884
*	Duluth Holdings, Inc., Class B	48,000	132,000
#*	Duolingo, Inc.	13,610	3,683,410
*	Dutch Bros, Inc., Class A	73,166	4,063,640
	eBay, Inc.	524,539	42,650,266
*	El Pollo Loco Holdings, Inc.	39,924	408,023
	Escalade, Inc.	24,025	276,528
	Ethan Allen Interiors, Inc.	26,814	648,094
*	Etsy, Inc.	81,667	5,063,354
	Expedia Group, Inc.	95,869	21,091,180
*	Figs, Inc., Class A	6,810	50,803
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	First Watch Restaurant Group, Inc.	4,892	$80,669
*	Five Below, Inc.	84,265	13,252,357
	Flanigan's Enterprises, Inc.	1,100	34,816
	Flexsteel Industries, Inc.	11,820	404,126
#*	Floor & Decor Holdings, Inc., Class A	130,262	8,138,770
*	Flutter Entertainment PLC	42,826	9,960,899
	Ford Motor Co.	2,900,670	38,085,797
*	Fox Factory Holding Corp.	53,919	1,192,149
*	Frontdoor, Inc.	84,489	5,612,604
*	Full House Resorts, Inc.	1,684	4,126
*	Funko, Inc., Class A	20,168	62,924
#*	GameStop Corp., Class A	78,621	1,752,462
	Gap, Inc.	436,511	9,974,276
	Garmin Ltd.	151,480	32,407,631
	Garrett Motion, Inc.	114,631	1,941,849
	General Motors Co.	957,468	66,151,464
*	Genesco, Inc.	14,842	430,566
	Gentex Corp.	379,938	8,909,546
*	Gentherm, Inc.	28,789	1,059,435
	Genuine Parts Co.	147,101	18,727,428
#*	G-III Apparel Group Ltd.	106,815	2,867,983
*	Global Business Travel Group I	28,385	223,106
*	Goodyear Tire & Rubber Co.	240,879	1,659,656
	Graham Holdings Co., Class B	7,210	7,297,457
*	Grand Canyon Education, Inc.	45,656	8,597,025
*	Green Brick Partners, Inc.	15,453	1,000,427
	Group 1 Automotive, Inc.	19,302	7,673,317
	Guess?, Inc.	67,481	1,145,827
#	H&R Block, Inc.	203,394	10,116,818
	Hamilton Beach Brands Holding Co., Class A	17,181	241,737
*	Hanesbrands, Inc.	288,866	1,909,404
#	Harley-Davidson, Inc.	58,890	1,588,852
	Hasbro, Inc.	150,227	11,463,822
	Haverty Furniture Cos., Inc. (HVT US)	20,619	449,700

61

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	1,608	$36,003
*	Helen of Troy Ltd.	17,822	332,024
#*	Hilton Grand Vacations, Inc.	96,458	3,998,184
	Hilton Worldwide Holdings, Inc.	165,906	42,631,206
*	Holley, Inc.	126,400	362,768
	Home Depot, Inc.	578,985	219,776,916
	Hooker Furnishings Corp.	20,322	184,524
*	Hovnanian Enterprises, Inc., Class A	99	11,903
#	Hyatt Hotels Corp., Class A	72,822	10,006,471
	Installed Building Products, Inc.	44,277	10,990,880
	J Jill, Inc.	10,193	153,609
	JAKKS Pacific, Inc.	597	10,149
	Jerash Holdings U.S., Inc.	289	980
	Johnson Outdoors, Inc., Class A	10,775	438,866
	KB Home	103,574	6,465,089
#	Kohl's Corp.	1,200	19,524
	Kontoor Brands, Inc.	70,150	5,676,538
*	Koss Corp.	1,917	9,259
#	Krispy Kreme, Inc.	66,175	237,568
*	Kura Sushi USA, Inc., Class A	2,896	164,869
#	Lakeland Industries, Inc.	18,776	309,053
*	Lands' End, Inc.	33,646	529,588
	Las Vegas Sands Corp.	210,432	12,489,139
*	Laureate Education, Inc.	124,480	3,613,654
*††	Lazare Kaplan International, Inc.	1,600	0
	La-Z-Boy, Inc.	60,962	1,932,495
#	LCI Industries	36,073	3,733,195
	Lear Corp.	81,316	8,509,719
*	Legacy Housing Corp.	7,534	169,176
	Lennar Corp. (LEN US), Class A	215,476	26,669,465
	Lennar Corp. (LENB US), Class B	1,444	170,464
#	Levi Strauss & Co., Class A	69,348	1,406,377
*	LGI Homes, Inc.	29,867	1,218,872
*	Life Time Group Holdings, Inc.	157,668	3,899,130
	Lifetime Brands, Inc.	38,957	132,064
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Light & Wonder, Inc.	70,947	$5,157,847
*	Lincoln Educational Services Corp.	41,092	798,007
*	Lindblad Expeditions Holdings, Inc.	6,019	72,589
#	Lithia Motors, Inc.	38,184	11,992,831
*	Live Ventures, Inc.	91	1,246
	LKQ Corp.	280,798	8,974,304
*	Lovesac Co.	5,857	81,237
	Lowe's Cos., Inc.	276,221	65,776,507
#	Lucky Strike Entertainment Corp.	13,832	115,912
*	Lululemon Athletica, Inc.	75,569	12,887,537
*	M/I Homes, Inc.	799	100,027
	Macy's, Inc.	327,865	6,390,089
*	Malibu Boats, Inc., Class A	29,096	810,906
	Marine Products Corp.	25,388	214,529
*	MarineMax, Inc.	20,120	498,372
#	Marriott International, Inc., Class A	162,246	42,278,063
	Marriott Vacations Worldwide Corp.	42,070	2,775,779
*	MasterCraft Boat Holdings, Inc.	21,322	427,719
*	Mattel, Inc.	289,567	5,322,241
	Matthews International Corp., Class A	37,095	868,765
	McDonald's Corp.	392,232	117,053,796
	Meritage Homes Corp.	84,408	5,702,604
*	MGM Resorts International	252,492	8,087,319
*	Mister Car Wash, Inc.	39,116	218,658
*	Mobileye Global, Inc., Class A	76,080	1,000,452
#*	Modine Manufacturing Co.	76,747	11,758,408
*	Mohawk Industries, Inc.	56,898	6,465,889
	Monarch Casino & Resort, Inc.	6,425	578,700
	Monro, Inc.	22,799	334,005
*	Motorcar Parts of America, Inc.	28,518	486,517
	Movado Group, Inc.	20,373	370,992
	Murphy USA, Inc.	24,640	8,826,048
	Nathan's Famous, Inc.	7,088	750,123
*	National Vision Holdings, Inc.	49,534	1,275,501
	Newell Brands, Inc.	142,255	483,667
	NIKE, Inc., Class B	650,568	42,020,187
*	Norwegian Cruise Line Holdings Ltd.	380,298	8,526,281

62

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	NVR, Inc.	3,739	$26,961,256
*	Ollie's Bargain Outlet Holdings, Inc.	106,876	12,911,690
	OneSpaWorld Holdings Ltd.	104,196	2,424,641
*	OneWater Marine, Inc., Class A	11,262	174,899
*	O'Reilly Automotive, Inc.	336,764	31,803,992
#	Oxford Industries, Inc.	16,681	614,695
	Papa John's International, Inc.	49,658	2,523,123
#	Patrick Industries, Inc.	49,034	5,117,679
#*	Penn Entertainment, Inc.	113,225	1,863,684
#	Penske Automotive Group, Inc.	112,841	18,062,459
	Perdoceo Education Corp.	147,304	4,678,375
*	Petco Health & Wellness Co., Inc.	35,253	112,105
	Phinia, Inc.	58,389	3,030,973
*	Planet Fitness, Inc., Class A	119,222	10,812,243
	Polaris, Inc.	48,720	3,220,392
	Pool Corp.	32,036	8,555,534
#*	Portillo's, Inc., Class A	15,965	85,413
	PulteGroup, Inc.	279,190	33,466,505
*	Pursuit Attractions & Hospitality, Inc.	24,119	855,742
#	PVH Corp.	46,324	3,628,559
	Ralph Lauren Corp.	50,841	16,251,834
	RCI Hospitality Holdings, Inc.	8,400	209,244
	Red Rock Resorts, Inc., Class A	70,239	3,744,441
*	Revolve Group, Inc.	24,998	552,956
#*	RH	21,751	3,751,830
#*	Rivian Automotive, Inc., Class A	771,718	10,472,213
	Rocky Brands, Inc.	12,303	346,822
	Ross Stores, Inc.	287,335	45,663,278
	Royal Caribbean Cruises Ltd.	150,851	43,268,592
*	Rush Street Interactive, Inc.	8,112	137,580
*	Sabre Corp.	84,391	172,580
*	Sally Beauty Holdings, Inc.	146,195	2,209,006
*	Savers Value Village, Inc.	5,505	50,701
	Service Corp. International	186,608	15,583,634
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Shake Shack, Inc., Class A	23,186	$2,237,681
#*	SharkNinja, Inc.	70,995	6,070,073
	Shoe Carnival, Inc.	44,493	815,557
#	Signet Jewelers Ltd.	98,427	9,729,509
*	Sleep Number Corp.	16,674	91,707
	Smith & Wesson Brands, Inc.	45,741	438,428
#	Somnigroup International, Inc.	197,627	15,679,726
	Sonic Automotive, Inc., Class A	76,688	4,871,989
*	Sonos, Inc.	38,547	661,852
*	Sportsman's Warehouse Holdings, Inc.	15,060	37,198
	Standard Motor Products, Inc.	32,243	1,197,183
	Starbucks Corp.	564,034	45,613,430
	Steven Madden Ltd.	89,034	3,019,143
*	Stitch Fix, Inc., Class A	125,952	527,739
*	Stoneridge, Inc.	40,841	278,127
	Strategic Education, Inc.	35,089	2,666,062
*	Strattec Security Corp.	4,696	288,147
#*	Stride, Inc.	85,815	5,838,853
	Sturm Ruger & Co., Inc.	2,556	108,400
	Superior Group of Cos., Inc.	35,200	328,768
#*	Sweetgreen, Inc., Class A	93,103	585,618
	Tandy Leather Factory, Inc.	1,227	3,742
	Tapestry, Inc.	334,434	36,727,542
*	Taylor Morrison Home Corp.	274,186	16,251,004
*	Tesla, Inc.	640,083	292,236,295
	Texas Roadhouse, Inc.	87,584	14,326,991
#	Thor Industries, Inc.	77,659	8,103,717
*	Tile Shop Holdings, Inc.	56,357	352,795
	TJX Cos., Inc.	642,660	90,062,372
	Toll Brothers, Inc.	208,623	28,153,674
#*	TopBuild Corp.	41,933	17,715,854
#*	Topgolf Callaway Brands Corp.	84,900	798,909
	Tractor Supply Co.	347,602	18,808,744
	Travel & Leisure Co.	68,196	4,281,345
*	Tri Pointe Homes, Inc.	188,959	6,018,344
*	Ulta Beauty, Inc.	48,202	25,059,256

63

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Under Armour, Inc. (UA US), Class C	274,592	$1,219,188
#*	Under Armour, Inc. (UAA US), Class A	170,127	784,285
*	Unifi, Inc.	11,371	50,715
#*	United Parks & Resorts, Inc.	95,528	4,623,555
*	Universal Electronics, Inc.	1,355	5,271
*	Universal Technical Institute, Inc.	85,046	2,527,567
	Upbound Group, Inc.	70,759	1,371,309
*	Urban Outfitters, Inc.	219,639	14,190,876
#	Vail Resorts, Inc.	37,741	5,598,123
#*	Valvoline, Inc.	149,632	4,939,352
*	Vera Bradley, Inc.	56,580	132,963
#	VF Corp.	187,016	2,625,705
#*	Victoria's Secret & Co.	95,899	3,380,440
	Visteon Corp.	45,101	4,833,023
*	Warby Parker, Inc., Class A	74,477	1,459,004
*	Wayfair, Inc., Class A	1,778	184,041
#	Wendy's Co.	339,397	2,898,450
	Weyco Group, Inc.	14,178	406,483
#	Whirlpool Corp.	51,336	3,677,198
	Williams-Sonoma, Inc.	107,468	20,885,331
#	Wingstop, Inc.	28,108	6,089,036
	Winmark Corp.	3,368	1,357,877
	Winnebago Industries, Inc.	41,822	1,577,108
	Wolverine World Wide, Inc.	20,795	472,047
#	Wyndham Hotels & Resorts, Inc.	97,702	7,174,258
	Wynn Resorts Ltd.	39,919	4,749,962
*	XPEL, Inc.	6,567	223,935
*	YETI Holdings, Inc.	59,051	2,007,144
	Yum! Brands, Inc.	172,077	23,782,762
*	Zumiez, Inc.	23,068	499,422
TOTAL CONSUMER DISCRETIONARY			3,882,278,127
CONSUMER STAPLES — (5.0%)
#	Albertsons Cos., Inc., Class A	454,416	8,038,619
	Alico, Inc.	16,449	579,169
	Altria Group, Inc.	778,741	43,905,418
	Andersons, Inc.	57,031	2,641,106
	Archer-Daniels-Midland Co.	91,340	5,528,810
	B&G Foods, Inc.	33,715	134,860
*	BellRing Brands, Inc.	175,325	5,282,542
#*	BJ's Wholesale Club Holdings, Inc.	191,460	16,898,260
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Boston Beer Co., Inc. , Class A	9,628	$1,992,900
*	Bridgford Foods Corp.	5,919	47,174
#	Brown-Forman Corp. (BF/A US), Class A	47,745	1,294,844
#	Brown-Forman Corp. (BFB US), Class B	219,285	5,971,131
	Bunge Global SA	176,791	16,724,429
	Calavo Growers, Inc.	20,630	458,192
	Cal-Maine Foods, Inc.	70,022	6,147,932
#	Campbell's Co.	260,026	7,834,583
	Casey's General Stores, Inc.	43,632	22,391,506
*	Celsius Holdings, Inc.	71,426	4,301,988
#*	Central Garden & Pet Co. (CENT US)	17,123	525,162
*	Central Garden & Pet Co. (CENTA US), Class A	92,967	2,585,412
#*	Chefs' Warehouse, Inc.	47,742	2,816,778
	Church & Dwight Co., Inc.	176,483	15,475,794
	Clorox Co.	91,902	10,335,299
	Coca-Cola Co.	2,283,694	157,346,517
	Coca-Cola Consolidated, Inc.	103,590	13,506,064
	Colgate-Palmolive Co.	459,632	35,414,646
	Conagra Brands, Inc.	310,082	5,330,310
	Constellation Brands, Inc., Class A	117,692	15,462,375
#	Costco Wholesale Corp.	212,188	193,398,753
*	Coty, Inc., Class A	485,593	1,927,804
*	Darling Ingredients, Inc.	261,730	8,388,446
	Dole PLC	38,616	491,968
	Dollar General Corp.	164,008	16,181,029
#*	Dollar Tree, Inc.	219,966	21,803,030
	Edgewell Personal Care Co.	41,681	808,195
*	elf Beauty, Inc.	5,700	696,198
	Energizer Holdings, Inc.	37,389	868,546
	Estee Lauder Cos., Inc., Class A	102,773	9,937,121
*	FitLife Brands, Inc.	610	11,663
	Flowers Foods, Inc.	191,225	2,281,314
	Fresh Del Monte Produce, Inc.	98,917	3,496,716
*»	Fresh Market, Inc.	23,061	0
#*	Freshpet, Inc.	42,688	2,100,676
	General Mills, Inc.	371,874	17,333,047

64

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Grocery Outlet Holding Corp.	102,500	$1,395,025
*	Herbalife Ltd.	15,799	126,392
	Hershey Co.	110,231	18,698,485
*	HF Foods Group, Inc.	18,176	39,260
*	Honest Co., Inc.	69,951	238,533
	Hormel Foods Corp.	277,749	5,996,601
	Ingles Markets, Inc., Class A	37,572	2,596,225
	Ingredion, Inc.	96,835	11,175,727
	Interparfums, Inc.	44,534	3,970,206
	J&J Snack Foods Corp.	21,743	1,840,545
	J.M. Smucker Co.	97,925	10,140,134
	John B Sanfilippo & Son, Inc.	10,815	678,966
	Kenvue, Inc.	1,838,268	26,415,911
	Keurig Dr. Pepper, Inc.	614,291	16,684,144
	Kimberly-Clark Corp.	198,192	23,725,564
	Kraft Heinz Co.	511,694	12,654,193
	Kroger Co.	1,272,898	80,994,500
	Lamb Weston Holdings, Inc.	126,653	7,818,290
#	Lifevantage Corp.	11,327	92,768
*	Lifeway Foods, Inc.	13,678	328,135
	Limoneira Co.	17,416	246,088
*	Mama's Creations, Inc.	5,508	58,330
*	Mannatech, Inc.	500	4,920
*	Maplebear, Inc.	130,008	4,792,095
	Marzetti Co.	32,352	5,072,470
	McCormick & Co., Inc. (MKC US)	189,826	12,179,236
	McCormick & Co., Inc. (MKC/V US)	8,596	549,843
*	Medifast, Inc.	17,621	211,804
#	MGP Ingredients, Inc.	25,611	619,786
*	Mission Produce, Inc.	38,275	440,928
#	Molson Coors Beverage Co., Class B	151,458	6,621,744
	Mondelez International, Inc., Class A	577,565	33,186,885
*	Monster Beverage Corp.	468,488	31,309,053
*	National Beverage Corp.	84,979	2,912,230
*	Natural Alternatives International, Inc.	9,699	27,060
	Natural Grocers by Vitamin Cottage, Inc.	50,818	1,630,750
	Natural Health Trends Corp.	4,427	19,523
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Nature's Sunshine Products, Inc.	37,029	$499,151
	Nu Skin Enterprises, Inc., Class A	4,801	51,467
	Oil-Dri Corp. of America	21,238	1,176,373
	PepsiCo, Inc.	975,626	142,529,202
*	Performance Food Group Co.	268,889	26,012,322
	Philip Morris International, Inc.	630,976	91,068,766
#	Pilgrim's Pride Corp.	194,549	7,412,317
*	Post Holdings, Inc.	125,799	13,074,290
	PriceSmart, Inc.	39,070	4,490,706
	Procter & Gamble Co.	1,494,389	224,711,274
#	Reynolds Consumer Products, Inc.	88,924	2,173,303
	Seaboard Corp.	828	2,790,343
*	Seneca Foods Corp. (SENEA US), Class A	18,395	1,983,625
*»	Seneca Foods Corp. (SENEB US), Class B	1,662	182,654
*	Simply Good Foods Co.	139,441	2,728,860
#	Spectrum Brands Holdings, Inc.	55,314	2,980,318
*	Sprouts Farmers Market, Inc.	171,785	13,564,144
	Sysco Corp.	342,238	25,421,439
	Target Corp.	317,101	29,401,605
#	Tootsie Roll Industries, Inc.	45,617	1,609,824
*	TreeHouse Foods, Inc.	53,316	970,351
	Turning Point Brands, Inc.	24,666	2,217,473
	Tyson Foods, Inc., Class A	211,919	10,894,756
*	U.S. Foods Holding Corp.	405,418	29,441,455
*	United Natural Foods, Inc.	129,013	4,857,339
	United-Guardian, Inc.	1,741	12,483
	Universal Corp.	34,904	1,768,935
*	USANA Health Sciences, Inc.	18,998	401,808
	Utz Brands, Inc.	45,505	479,168
	Village Super Market, Inc., Class A	18,278	573,381
*	Vita Coco Co., Inc.	36,655	1,509,453
*	Vital Farms, Inc.	40,187	1,320,143
	Walmart, Inc.	2,591,562	262,214,243
	WD-40 Co.	13,608	2,643,762

65

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Weis Markets, Inc.	53,255	$3,373,172
*	Willamette Valley Vineyards, Inc.	1,332	4,262
TOTAL CONSUMER STAPLES			1,930,732,842
ENERGY — (4.2%)
*	Amplify Energy Corp.	52,686	239,194
	Antero Midstream Corp.	588,304	10,148,244
*	Antero Resources Corp.	340,017	10,509,925
#	APA Corp.	228,767	5,181,573
	Archrock, Inc.	473,845	11,974,063
	Ardmore Shipping Corp.	81,498	1,026,060
#	Atlas Energy Solutions, Inc.	10,865	134,509
	Baker Hughes Co.	588,091	28,469,485
	Berry Corp.	84,744	285,587
*	Bristow Group, Inc.	38,511	1,567,398
	Cactus, Inc., Class A	60,365	2,666,322
	California Resources Corp.	49,928	2,355,104
#*	Centrus Energy Corp., Class A	12,401	4,556,871
	Cheniere Energy, Inc.	154,305	32,712,660
	Chevron Corp.	1,450,593	228,787,528
*	Clean Energy Fuels Corp.	163,682	468,131
#*	CNX Resources Corp.	318,040	10,705,226
#*	Comstock Resources, Inc.	183,237	3,435,694
	ConocoPhillips	1,257,347	111,727,854
#	Core Laboratories, Inc.	32,763	522,242
	Core Natural Resources, Inc.	33,961	2,682,919
	Coterra Energy, Inc.	1,038,240	24,564,758
	Crescent Energy Co., Class A	149,803	1,262,839
*	CVR Energy, Inc.	23,100	822,129
	Delek U.S. Holdings, Inc.	9,252	349,356
	Devon Energy Corp.	737,616	23,965,144
	DHT Holdings, Inc.	372,797	4,950,744
	Diamondback Energy, Inc.	164,391	23,539,147
*	DMC Global, Inc.	31,758	255,969
	Dorian LPG Ltd.	60,425	1,743,261
*	DT Midstream, Inc.	131,276	14,373,409
	Energy Services of America Corp.	14,777	161,956
	EOG Resources, Inc.	500,872	53,012,293
		Shares	Value†
ENERGY — (Continued)
	Epsilon Energy Ltd.	60,463	$290,222
	EQT Corp.	472,024	25,291,046
	Evolution Petroleum Corp.	60,020	262,888
	Excelerate Energy, Inc., Class A	5,789	149,993
	Expand Energy Corp.	236,649	24,448,208
#*	Expro Group Holdings NV	65,808	893,673
	Exxon Mobil Corp.	3,359,332	384,173,208
*	Forum Energy Technologies, Inc.	14,479	387,748
	FutureFuel Corp.	6,867	26,987
*	Geospace Technologies Corp.	10,582	268,148
	Granite Ridge Resources, Inc.	3,091	16,320
#*	Green Plains, Inc.	54,195	557,125
*	Gulf Island Fabrication, Inc.	3,751	29,295
*	Gulfport Energy Corp.	19,155	3,563,022
	Halliburton Co.	751,082	20,159,041
*	Helix Energy Solutions Group, Inc.	196,386	1,319,714
	Helmerich & Payne, Inc.	107,111	2,812,735
	HF Sinclair Corp.	236,974	12,227,858
*	Innovex International, Inc.	8,299	166,561
#	International Seaways, Inc.	58,129	2,977,949
	Kinder Morgan, Inc.	1,165,002	30,511,402
#	Kinetik Holdings, Inc.	40,972	1,577,832
	Kodiak Gas Services, Inc.	53,060	1,956,853
#	Liberty Energy, Inc.	206,786	3,744,894
	Magnolia Oil & Gas Corp., Class A	278,634	6,258,120
*	Mammoth Energy Services, Inc.	27,003	55,086
	Marathon Petroleum Corp.	249,562	48,642,129
	Matador Resources Co.	212,733	8,394,444
	Mexco Energy Corp.	4,333	39,864
#	Murphy Oil Corp.	166,154	4,702,158
*	Nabors Industries Ltd.	9,416	456,864
	NACCO Industries, Inc., Class A	10,033	424,195
	Natural Gas Services Group, Inc.	32,924	916,604
*	NCS Multistage Holdings, Inc.	409	15,010
#	Noble Corp. PLC	116,721	3,425,761

66

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Nordic American Tankers Ltd.	188,720	$694,490
#	Northern Oil & Gas, Inc.	112,855	2,497,481
	NOV, Inc.	225,333	3,289,862
	Occidental Petroleum Corp.	696,769	28,706,883
*	Oceaneering International, Inc.	124,187	2,892,315
*	Oil States International, Inc.	86,684	517,504
	ONEOK, Inc.	539,835	36,168,945
	Ovintiv, Inc.	250,371	9,391,416
#*	Par Pacific Holdings, Inc.	67,109	2,683,018
	PBF Energy, Inc., Class A	112,205	3,834,045
#	Peabody Energy Corp.	100,129	2,745,537
	Permian Resources Corp.	690,853	8,677,114
	Phillips 66	302,439	41,174,045
*	PrimeEnergy Resources Corp.	843	114,007
*	ProPetro Holding Corp.	78,127	810,958
	Range Resources Corp.	375,896	13,363,103
	Ranger Energy Services, Inc., Class A	29,454	404,698
*	REX American Resources Corp.	48,418	1,550,829
	Riley Exploration Permian, Inc.	1,793	46,654
	RPC, Inc.	46,911	243,937
	SandRidge Energy, Inc.	36,068	429,570
	Scorpio Tankers, Inc.	78,178	4,823,583
*	SEACOR Marine Holdings, Inc.	41,604	264,601
#*	Seadrill Ltd.	47,560	1,500,994
	Select Water Solutions, Inc.	128,234	1,482,385
#	SFL Corp. Ltd.	167,954	1,252,937
	SLB Ltd.	931,477	33,589,061
#	SM Energy Co.	140,247	2,929,760
	Solaris Energy Infrastructure, Inc.	42,219	2,247,317
*	Stabilis Solutions, Inc.	2,642	13,184
*	Talos Energy, Inc.	131,703	1,292,006
#	Targa Resources Corp.	242,272	37,319,579
	TechnipFMC PLC	539,026	22,288,725
	Teekay Corp. Ltd.	151,317	1,455,670
		Shares	Value†
ENERGY — (Continued)
	Teekay Tankers Ltd., Class A	66,304	$4,044,544
*	TETRA Technologies, Inc.	91,487	645,898
#	Texas Pacific Land Corp.	6,081	5,736,694
#*	Tidewater, Inc.	74,980	3,793,238
*	Transocean Ltd.	413,038	1,586,066
#*	Uranium Energy Corp.	277,500	4,198,575
	VAALCO Energy, Inc.	40,414	158,827
#*	Valaris Ltd.	77,369	4,341,948
	Valero Energy Corp.	305,122	51,736,486
	Viper Energy, Inc., Class A	17,533	658,540
*	Vital Energy, Inc.	3,742	58,787
#	Vitesse Energy, Inc.	42,644	927,507
	Weatherford International PLC	74,690	5,503,906
	Western Midstream Partners LP	14,369	538,377
	Williams Cos., Inc.	1,021,693	59,125,374
#	World Kinect Corp.	114,856	2,969,028
TOTAL ENERGY			1,627,020,559
FINANCIALS — (15.2%)
	1st Source Corp.	52,420	3,115,845
*	Acacia Research Corp.	114,844	398,509
	Acadian Asset Management, Inc.	65,502	3,150,646
	ACNB Corp.	14,313	646,661
	Affiliated Managers Group, Inc.	35,352	8,412,362
	Affinity Bancshares, Inc.	8,297	157,394
*	Affirm Holdings, Inc.	108,218	7,778,710
	Aflac, Inc.	378,948	40,619,436
	Alerus Financial Corp.	10,949	231,243
	Allstate Corp.	230,489	44,143,253
#	Ally Financial, Inc.	528,777	20,606,440
	Amalgamated Financial Corp.	38,328	1,044,821
*	Ambac Financial Group, Inc.	51,615	423,759
	Amerant Bancorp, Inc.	37,732	632,766
	American Coastal Insurance Corp.	11,492	136,065
	American Express Co.	389,747	140,593,435
	American Financial Group, Inc.	112,170	14,770,546
	American International Group, Inc.	621,612	49,082,484
	Ameriprise Financial, Inc.	90,792	41,107,894

67

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Ameris Bancorp	122,871	$8,800,021
	AMERISAFE, Inc.	23,284	933,223
	AmeriServ Financial, Inc.	8,436	25,730
	Ames National Corp.	1,136	23,697
	Aon PLC, Class A	113,269	38,588,483
	Apollo Global Management, Inc.	157,836	19,620,593
	Arch Capital Group Ltd.	273,606	23,614,934
	ARES Management Corp., Class A	54,844	8,155,851
	Arrow Financial Corp.	17,913	499,594
	Arthur J Gallagher & Co.	93,543	23,338,043
#	Artisan Partners Asset Management, Inc., Class A	73,610	3,213,813
	Associated Banc-Corp.	272,106	6,740,066
	Associated Capital Group, Inc., Class A	4,191	152,971
	Assurant, Inc.	85,221	18,042,990
	Assured Guaranty Ltd.	126,709	10,210,211
	Atlantic American Corp.	2,737	7,746
#	Atlantic Union Bankshares Corp.	163,102	5,304,077
*	Atlanticus Holdings Corp.	19,985	1,101,373
	Auburn National BanCorp, Inc.	2,633	68,300
	Axis Capital Holdings Ltd.	141,267	13,231,067
*	Axos Financial, Inc.	86,429	6,739,733
*	Baldwin Insurance Group, Inc.	44,998	994,456
	Banc of California, Inc.	85,729	1,454,821
	BancFirst Corp.	61,698	6,716,444
*	Bancorp, Inc.	127,939	8,363,372
	Bank First Corp.	275	33,583
	Bank of America Corp.	3,912,477	209,121,896
	Bank of Hawaii Corp.	41,337	2,684,011
	Bank of Marin Bancorp	9,928	255,646
#	Bank of New York Mellon Corp.	467,865	50,496,669
	Bank of NT Butterfield & Son Ltd.	53,496	2,474,725
	Bank of the James Financial Group, Inc.	3,363	57,003
#	Bank OZK	165,816	7,460,062
	Bank7 Corp.	2,632	109,254
		Shares	Value†
FINANCIALS — (Continued)
	BankFinancial Corp.	22,978	$253,907
	BankUnited, Inc.	85,379	3,421,990
	Bankwell Financial Group, Inc.	9,630	417,460
	Banner Corp.	67,823	4,095,831
	Bar Harbor Bankshares	27,269	799,800
	BayCom Corp.	20,776	566,354
	BCB Bancorp, Inc.	29,291	232,571
#	Beacon Financial Corp.	138,228	3,364,470
*	Berkshire Hathaway, Inc., Class B	914,576	436,746,623
	BGC Group, Inc., Class A	440,515	4,026,307
	Blackrock, Inc.	61,589	66,689,185
	Blackstone, Inc.	203,670	29,866,169
*	Block, Inc.	216,866	16,468,804
*	Blue Foundry Bancorp	29,554	243,525
	BOK Financial Corp.	81,414	8,514,276
	Bread Financial Holdings, Inc.	78,989	4,948,661
*	Bridgewater Bancshares, Inc.	22,825	375,699
*	Brighthouse Financial, Inc.	42,444	2,422,279
	Brown & Brown, Inc.	249,639	19,906,214
	Burke & Herbert Financial Services Corp.	10,553	621,150
	Business First Bancshares, Inc.	11,738	287,816
*	BV Financial, Inc.	4,641	75,648
	Byline Bancorp, Inc.	34,323	917,797
	C&F Financial Corp.	3,812	260,779
	Cadence Bank	226,319	8,541,279
*	California BanCorp	2,613	48,314
	Camden National Corp.	19,005	725,041
	Capital Bancorp, Inc.	6,836	190,007
	Capital City Bank Group, Inc.	33,135	1,288,951
	Capital One Financial Corp.	404,621	89,012,574
	Capitol Federal Financial, Inc.	198,177	1,196,989
	Carlyle Group, Inc.	239,056	12,746,466
*	Carter Bankshares, Inc.	27,375	467,565
	Cass Information Systems, Inc.	16,809	664,460
	Cathay General Bancorp	108,271	4,920,917

68

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CB Financial Services, Inc.	1,493	$48,328
	Cboe Global Markets, Inc.	86,600	21,272,424
	Central Pacific Financial Corp.	49,156	1,401,438
	CF Bankshares, Inc.	4,274	99,157
	Charles Schwab Corp.	620,416	58,641,720
	Chemung Financial Corp.	6,655	337,209
	ChoiceOne Financial Services, Inc.	1,826	52,297
	Chubb Ltd.	227,406	62,977,818
	Cincinnati Financial Corp.	131,496	20,327,967
	Citigroup, Inc.	692,112	70,062,498
	Citizens & Northern Corp.	29,752	575,999
	Citizens Community Bancorp, Inc.	18,370	287,490
	Citizens Financial Group, Inc.	364,457	18,539,928
#*	Citizens, Inc.	12,883	71,758
#	City Holding Co.	30,432	3,587,324
	Civista Bancshares, Inc.	25,564	550,393
	CME Group, Inc.	135,048	35,853,894
	CNB Financial Corp.	39,932	982,327
	CNO Financial Group, Inc.	145,428	5,820,029
#*	Coastal Financial Corp.	26,487	2,820,865
#	Cohen & Steers, Inc.	70,965	4,848,329
*	Coinbase Global, Inc., Class A	58,183	20,002,152
	Colony Bankcorp, Inc.	12,083	193,207
	Columbia Banking System, Inc.	91,436	2,450,485
*	Columbia Financial, Inc.	69,880	1,030,730
	Comerica, Inc.	142,539	10,904,233
	Commerce Bancshares, Inc.	235,870	12,413,838
	Community Financial System, Inc.	77,758	4,314,014
	Community Trust Bancorp, Inc.	53,410	2,734,325
	Community West Bancshares	18,372	389,119
	ConnectOne Bancorp, Inc.	70,743	1,702,077
*	Consumer Portfolio Services, Inc.	137,807	1,157,579
		Shares	Value†
FINANCIALS — (Continued)
	Corebridge Financial, Inc.	396,689	$12,916,194
*	Corpay, Inc.	87,907	22,886,587
	Crawford & Co. (CRD/A US), Class A	86,071	932,149
	Crawford & Co. (CRD/B US), Class B	47,154	473,426
#*	Credit Acceptance Corp.	14,278	6,387,121
	Cullen/Frost Bankers, Inc.	101,759	12,530,603
*	Customers Bancorp, Inc.	55,910	3,752,679
	CVB Financial Corp.	197,124	3,621,168
#*	Dave, Inc.	3,300	789,756
	Diamond Hill Investment Group, Inc.	4,352	558,579
	DigitalBridge Group, Inc.	178,387	2,110,318
	Dime Community Bancshares, Inc.	64,276	1,687,245
	Donegal Group, Inc. (DGICA US), Class A	86,728	1,626,150
	Donegal Group, Inc. (DGICB US), Class B	2,147	32,720
*	Donnelley Financial Solutions, Inc.	58,266	2,677,323
	Eagle Bancorp Montana, Inc.	2,666	43,269
#	Eagle Bancorp, Inc.	36,090	604,507
	East West Bancorp, Inc.	198,840	20,202,144
	Eastern Bankshares, Inc.	83,901	1,470,785
*	eHealth, Inc.	8,121	42,148
	Employers Holdings, Inc.	50,670	1,932,047
	Enact Holdings, Inc.	5,136	183,458
*	Encore Capital Group, Inc.	29,202	1,214,219
*	Enova International, Inc.	83,485	9,982,301
	Enterprise Financial Services Corp.	57,625	3,017,821
	Equitable Holdings, Inc.	495,360	24,470,784
	Equity Bancshares, Inc., Class A	26,825	1,086,681

69

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Erie Indemnity Co., Class A	32,636	$9,550,599
	Esquire Financial Holdings, Inc.	15,778	1,479,976
	Essent Group Ltd.	176,108	10,666,862
*	Euronet Worldwide, Inc.	63,580	4,823,179
	Evercore, Inc., Class A	69,364	20,431,860
	Everest Group Ltd.	40,663	12,789,327
	EVERTEC, Inc.	112,423	3,200,683
#*	EZCORP, Inc., Class A	133,758	2,441,083
	F&G Annuities & Life, Inc.	36,803	1,091,209
	FactSet Research Systems, Inc.	33,485	8,933,798
	Farmers & Merchants Bancorp, Inc.	6,977	166,750
	Farmers National Banc Corp.	16,403	212,911
#	FB Financial Corp.	85,287	4,606,351
	Federal Agricultural Mortgage Corp. (AGM US), Class C	17,613	2,794,126
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	1,374	164,743
#	Federated Hermes, Inc.	206,176	9,995,412
	Fidelis Insurance Holdings Ltd.	23,067	414,745
	Fidelity National Financial, Inc.	302,183	16,692,589
	Fidelity National Information Services, Inc.	341,352	21,341,327
	Fifth Third Bancorp	625,807	26,046,087
*	Finance of America Cos., Inc., Class A	985	21,670
	Financial Institutions, Inc.	28,787	818,414
	Finward Bancorp	1,270	44,641
*	Finwise Bancorp	11,312	217,077
	First American Financial Corp.	164,149	10,260,954
	First BanCorp	445,147	8,675,915
	First Bancorp, Inc.	16,977	420,860
#	First Bancorp/Southern Pines NC	81,635	3,962,563
	First Bank	23,604	368,694
	First Busey Corp.	126,474	2,827,959
		Shares	Value†
FINANCIALS — (Continued)
	First Business Financial Services, Inc.	14,186	$717,953
	First Capital, Inc.	3,880	167,034
	First Citizens BancShares, Inc., Class A	13,669	24,943,465
	First Commonwealth Financial Corp.	222,788	3,406,429
	First Community Bankshares, Inc.	35,111	1,135,490
	First Community Corp.	2,034	54,532
	First Financial Bancorp	158,752	3,716,384
	First Financial Bankshares, Inc.	157,378	4,861,406
	First Financial Corp.	23,079	1,230,572
*»	First Financial Northwest, Inc.	14,137	16,964
*	First Foundation, Inc.	80,881	439,993
	First Hawaiian, Inc.	13,700	336,061
	First Horizon Corp.	728,194	15,554,224
	First Internet Bancorp	11,737	208,214
	First Interstate BancSystem, Inc., Class A	58,551	1,829,719
	First Merchants Corp.	59,546	2,112,692
	First Mid Bancshares, Inc.	32,608	1,165,084
	First National Corp.	1,787	40,243
	First Northwest Bancorp	11,235	101,901
	First Savings Financial Group, Inc.	2,715	80,364
*	First Seacoast Bancorp, Inc.	23	267
	First U.S. Bancshares, Inc.	5,297	68,172
	First United Corp.	12,304	424,857
*	First Western Financial, Inc.	1,084	25,030
	FirstCash Holdings, Inc.	70,013	11,097,060
*	Firstsun Capital Bancorp	1,216	41,393
*	Fiserv, Inc.	253,288	16,891,777
	Five Star Bancorp	5,003	177,657
	Flagstar Bank NA	183,572	2,096,392
	Flushing Financial Corp.	43,624	596,340
*	Flywire Corp.	31,960	425,707
	FNB Corp.	431,289	6,779,863
	Franklin Financial Services Corp.	5,318	240,905

70

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Franklin Resources, Inc.	211,791	$4,788,595
	FS Bancorp, Inc.	18,178	703,307
	Fulton Financial Corp.	336,122	5,838,439
	FVCBankcorp, Inc.	10,930	133,565
#	GCM Grosvenor, Inc., Class A	24,228	278,864
*	Genworth Financial, Inc.	459,413	3,877,446
	German American Bancorp, Inc.	59,501	2,293,169
#	Glacier Bancorp, Inc.	181,046	7,395,729
#	Global Payments, Inc.	171,187	13,311,501
	Globe Life, Inc.	110,398	14,518,441
	Goldman Sachs Group, Inc.	176,078	138,990,691
	Goosehead Insurance, Inc., Class A	16,852	1,157,227
	Great Southern Bancorp, Inc.	24,744	1,378,241
*	Green Dot Corp., Class A	5,285	61,359
	Greene County Bancorp, Inc.	339	7,441
*	Greenlight Capital Re Ltd., Class A	48,367	586,208
*	Hagerty, Inc., Class A	1,396	15,663
*	Hamilton Insurance Group Ltd., Class B	5,783	136,884
	Hamilton Lane, Inc., Class A	36,962	4,212,190
	Hancock Whitney Corp.	139,177	7,948,398
	Hanmi Financial Corp.	46,979	1,240,246
	Hanover Insurance Group, Inc.	68,866	11,767,822
	HarborOne Bancorp, Inc.	71,823	869,058
	Hartford Insurance Group, Inc.	420,335	52,197,200
	Hawthorn Bancshares, Inc.	11,816	356,961
	HBT Financial, Inc.	4,919	119,974
	HCI Group, Inc.	23,644	4,823,612
	Heritage Commerce Corp.	48,600	505,440
	Heritage Financial Corp.	64,689	1,435,449
*	Heritage Insurance Holdings, Inc.	42,336	1,000,400
	Hilltop Holdings, Inc.	121,772	3,933,236
#	Hingham Institution For Savings	3,148	926,330
*	Hippo Holdings, Inc.	963	35,419
		Shares	Value†
FINANCIALS — (Continued)
	Home Bancorp, Inc.	11,444	$608,249
	Home BancShares, Inc.	246,319	6,579,180
	Home Federal Bancorp, Inc. of Louisiana	2,148	35,055
	HomeTrust Bancshares, Inc.	3,998	157,161
	Hope Bancorp, Inc.	179,562	1,883,605
	Horace Mann Educators Corp.	84,260	3,767,265
	Horizon Bancorp, Inc.	82,933	1,293,755
	Houlihan Lokey, Inc.	85,808	15,366,497
	Huntington Bancshares, Inc.	1,459,381	22,532,843
	IF Bancorp, Inc.	982	25,272
	Independent Bank Corp. (IBCP US)	38,966	1,177,553
	Independent Bank Corp. (INDB US)	68,941	4,639,040
	Interactive Brokers Group, Inc., Class A	115,077	8,096,818
	Intercontinental Exchange, Inc.	251,052	36,726,397
	International Bancshares Corp.	132,955	8,825,553
*	International Money Express, Inc.	51,139	761,460
	Invesco Ltd.	298,712	7,079,474
	Investors Title Co.	3,641	941,526
	Jack Henry & Associates, Inc.	66,683	9,931,766
	Jackson Financial, Inc., Class A	67,326	6,787,134
	James River Group Holdings Ltd.	48,400	246,840
	Janus Henderson Group PLC	189,838	8,269,343
	Jefferies Financial Group, Inc.	347,509	18,358,900
	JPMorgan Chase & Co.	2,017,907	627,811,226
	Kearny Financial Corp.	84,156	537,757
	Kemper Corp.	94,380	4,246,156
*	Kentucky First Federal Bancorp	6,573	26,358
*	Kestrel Group Ltd.	9,925	196,912
	KeyCorp	699,616	12,306,245
	Kingstone Cos., Inc.	931	13,574
	Kinsale Capital Group, Inc.	25,262	10,091,411
	KKR & Co., Inc.	223,300	26,423,089

71

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Lake Shore Bancorp, Inc.	4,842	$66,916
#	Lakeland Financial Corp.	51,531	2,939,844
	Landmark Bancorp, Inc.	7,969	204,724
#	Lazard, Inc.	62,191	3,034,921
	LCNB Corp.	10,519	161,572
*	LendingClub Corp.	170,419	2,963,586
*	LendingTree, Inc.	10,934	699,776
	Lincoln National Corp.	211,801	8,895,642
	Live Oak Bancshares, Inc.	54,024	1,682,307
	Loews Corp.	227,665	22,666,327
	LPL Financial Holdings, Inc.	88,990	33,576,817
	M&T Bank Corp.	98,280	18,070,744
	Magyar Bancorp, Inc.	5,872	101,292
	MainStreet Bancshares, Inc.	2,310	42,851
*	Markel Group, Inc.	10,873	21,469,065
	MarketAxess Holdings, Inc.	26,420	4,228,785
*	Marqeta, Inc., Class A	396,658	1,796,861
	Marsh & McLennan Cos., Inc.	286,589	51,055,830
	Mastercard, Inc., Class A	475,606	262,529,756
*	Mechanics Bancorp, Class A	14,705	196,900
	Mercantile Bank Corp.	34,629	1,518,482
	Merchants Bancorp	22,081	688,706
	Mercury General Corp.	79,904	6,176,579
	Meridian Corp.	12,316	175,996
	MetLife, Inc.	480,677	38,367,638
	Metrocity Bankshares, Inc.	6,183	158,347
	Metropolitan Bank Holding Corp.	4,704	311,734
	MGIC Investment Corp.	321,345	8,811,280
	Mid Penn Bancorp, Inc.	17,986	511,702
	Middlefield Banc Corp.	11,702	381,485
	Midland States Bancorp, Inc.	28,245	413,507
	MidWestOne Financial Group, Inc.	30,215	1,117,653
	Moelis & Co., Class A	39,666	2,512,048
	Moody's Corp.	83,692	40,197,268
	Morgan Stanley	864,182	141,725,848
	Morningstar, Inc.	62,099	13,183,618
	MSCI, Inc.	39,619	23,317,762
		Shares	Value†
FINANCIALS — (Continued)
	MVB Financial Corp.	15,895	$406,594
	Nasdaq, Inc.	376,167	32,158,517
	National Bank Holdings Corp., Class A	80,445	2,868,669
	National Bankshares, Inc.	4,012	114,864
	Navient Corp.	242,138	2,961,348
	NBT Bancorp, Inc.	101,469	4,106,450
*	NCR Atleos Corp.	107,748	3,975,901
	Nelnet, Inc., Class A	56,619	7,306,682
*	NerdWallet, Inc., Class A	49,576	578,552
*	NI Holdings, Inc.	21,302	281,186
	Nicolet Bankshares, Inc.	28,459	3,362,146
*	NMI Holdings, Inc.	155,161	5,652,515
	Northeast Bank	15,024	1,296,271
	Northeast Community Bancorp, Inc.	5,283	103,758
	Northern Trust Corp.	177,762	22,872,637
	Northfield Bancorp, Inc.	66,564	680,284
	Northrim BanCorp, Inc.	36,812	809,128
#	Northwest Bancshares, Inc.	240,595	2,817,367
	Norwood Financial Corp.	10,362	275,733
	Oak Valley Bancorp	12,060	328,997
	OceanFirst Financial Corp.	85,641	1,556,953
	OFG Bancorp	107,761	4,166,040
	Ohio Valley Banc Corp.	6,853	239,855
*	Old Market Capital Corp.	9,421	50,873
#	Old National Bancorp	387,660	7,919,894
	Old Republic International Corp.	490,431	19,352,407
	Old Second Bancorp, Inc.	67,237	1,206,904
	OneMain Holdings, Inc.	195,249	11,556,788
*	Onity Group, Inc.	12,198	457,059
	OP Bancorp	8,984	119,936
*	Open Lending Corp.	13,500	25,650
	Oppenheimer Holdings, Inc., Class A	13,697	955,503
	OppFi, Inc.	4,183	40,784
*	OptimumBank Holdings, Inc.	1,636	6,691
	Orange County Bancorp, Inc.	1,054	25,770

72

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Origin Bancorp, Inc.	34,591	$1,198,924
	Orrstown Financial Services, Inc.	28,617	952,374
#*	Oscar Health, Inc., Class A	156,622	2,819,196
*	Palomar Holdings, Inc.	35,578	4,056,248
#	Park National Corp.	30,859	4,696,431
	Parke Bancorp, Inc.	18,265	394,707
	Pathfinder Bancorp, Inc.	4,141	63,357
	Pathward Financial, Inc.	65,985	4,490,939
*	Paymentus Holdings, Inc., Class A	38,576	1,103,274
*	Payoneer Global, Inc.	315,787	1,828,407
*	PayPal Holdings, Inc.	503,423	34,872,111
*	Paysafe Ltd.	57,165	629,387
*	Paysign, Inc.	2,408	12,437
*	PB Bankshares, Inc.	1,396	27,697
	PCB Bancorp	16,051	338,195
	Peapack-Gladstone Financial Corp.	26,009	658,028
	PennyMac Financial Services, Inc.	73,987	9,308,304
	Peoples Bancorp of North Carolina, Inc.	9,657	284,206
	Peoples Bancorp, Inc.	46,804	1,338,594
	Peoples Financial Services Corp.	7,247	322,781
	Perella Weinberg Partners	11,067	206,732
	Pinnacle Financial Partners, Inc.	110,243	9,393,806
*	Pioneer Bancorp, Inc.	15,046	197,704
	Piper Sandler Cos.	19,535	6,236,744
	PJT Partners, Inc., Class A	19,290	3,107,812
	Plumas Bancorp	10,140	416,146
	PNC Financial Services Group, Inc.	220,907	40,326,573
*	Ponce Financial Group, Inc.	24,784	349,702
	Popular, Inc.	151,172	16,851,143
*	PRA Group, Inc.	47,551	651,924
#	Preferred Bank	33,621	3,034,295
	Primerica, Inc.	58,249	15,137,168
	Primis Financial Corp.	36,156	393,558
	Princeton Bancorp, Inc.	10,139	315,120
	Principal Financial Group, Inc.	241,425	20,289,357
*	Priority Technology Holdings, Inc.	4,161	28,961
*	ProAssurance Corp.	5,544	132,779
		Shares	Value†
FINANCIALS — (Continued)
	PROG Holdings, Inc.	104,155	$3,013,204
	Progressive Corp.	222,181	45,769,286
	Prosperity Bancshares, Inc.	106,783	7,028,457
*	Provident Bancorp, Inc.	9,530	121,507
	Provident Financial Holdings, Inc.	12,923	201,857
#	Provident Financial Services, Inc.	159,300	2,913,597
	Prudential Financial, Inc.	412,506	42,900,624
	QCR Holdings, Inc.	33,505	2,492,437
	Radian Group, Inc.	132,571	4,499,460
	Raymond James Financial, Inc.	178,408	28,307,997
	RBB Bancorp	24,513	456,677
	Red River Bancshares, Inc.	1,695	111,972
	Regional Management Corp.	15,368	604,731
	Regions Financial Corp.	863,394	20,894,135
	Reinsurance Group of America, Inc.	75,722	13,816,236
*	Remitly Global, Inc.	84,411	1,353,952
	RenaissanceRe Holdings Ltd.	65,315	16,595,888
	Renasant Corp.	171,873	5,780,089
*	Repay Holdings Corp.	104,834	449,738
	Republic Bancorp, Inc., Class A	33,127	2,183,069
*	Rhinebeck Bancorp, Inc.	4,151	41,468
	Richmond Mutual BanCorp, Inc.	8,015	106,840
	Riverview Bancorp, Inc.	49,214	254,929
	RLI Corp.	107,696	6,349,756
*	Robinhood Markets, Inc., Class A	179,508	26,348,184
	Rocket Cos., Inc., Class A	267,859	4,462,531
*	Root, Inc., Class A	2,310	186,001
	S&P Global, Inc.	114,228	55,653,024
	S&T Bancorp, Inc.	64,399	2,359,579
	Safety Insurance Group, Inc.	31,488	2,164,170
	SB Financial Group, Inc.	8,465	165,575
	Seacoast Banking Corp. of Florida	94,819	2,873,016

73

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Security National Financial Corp., Class A	33,154	$264,237
	SEI Investments Co.	218,654	17,625,699
	Selective Insurance Group, Inc.	89,149	6,716,486
	ServisFirst Bancshares, Inc.	88,543	6,221,917
#*	Shift4 Payments, Inc., Class A	13,262	916,404
	Shore Bancshares, Inc.	37,751	589,293
	Sierra Bancorp	26,324	757,605
	Silvercrest Asset Management Group, Inc., Class A	14,147	200,039
	Simmons First National Corp., Class A	271,890	4,725,448
*	SiriusPoint Ltd.	281,619	5,125,466
*	Skyward Specialty Insurance Group, Inc.	25,393	1,157,667
#	SLM Corp.	611,205	16,410,854
	SmartFinancial, Inc.	18,942	662,402
#*	SoFi Technologies, Inc.	1,061,098	31,493,389
	Sound Financial Bancorp, Inc.	3,278	146,330
	South Plains Financial, Inc.	6,125	223,562
*	Southern First Bancshares, Inc.	7,643	335,069
	Southern Missouri Bancorp, Inc.	11,863	622,096
	Southside Bancshares, Inc.	34,090	958,611
	Southstate Bank Corp.	90,081	7,985,681
	State Street Corp.	216,340	25,021,884
	Stellar Bancorp, Inc.	52,785	1,553,463
*††	Sterling Bancorp, Inc.	40,006	0
	Stewart Information Services Corp.	52,841	3,607,455
	Stifel Financial Corp.	161,601	19,138,406
#	Stock Yards Bancorp, Inc.	61,436	3,994,569
#*	StoneX Group, Inc.	80,902	7,436,512
	Summit State Bank	8,370	91,819
	SWK Holdings Corp.	4,164	67,415
	Synchrony Financial	522,431	38,858,418
	Synovus Financial Corp.	189,295	8,450,129
#	T. Rowe Price Group, Inc.	187,586	19,233,193
		Shares	Value†
FINANCIALS — (Continued)
*	Texas Capital Bancshares, Inc.	88,543	$7,423,445
#	TFS Financial Corp.	204,438	2,719,025
*	Third Coast Bancshares, Inc.	2,238	82,246
	Timberland Bancorp, Inc.	12,366	397,196
	Tiptree, Inc.	80,023	1,417,207
*	Toast, Inc., Class A	176,961	6,395,371
	Tompkins Financial Corp.	15,365	975,063
	Towne Bank	71,691	2,330,674
	TPG, Inc.	19,050	1,048,512
	Tradeweb Markets, Inc., Class A	37,514	3,953,600
	Travelers Cos., Inc.	240,920	64,715,930
	TriCo Bancshares	45,509	2,012,863
*	Triumph Financial, Inc.	43,561	2,372,332
	Truist Financial Corp.	630,411	28,135,243
*	Trupanion, Inc.	8,654	346,073
	TrustCo Bank Corp.	32,332	1,219,240
	Trustmark Corp.	131,564	4,896,812
	U.S. Bancorp	815,966	38,089,293
	UMB Financial Corp.	119,588	12,781,565
	Union Bankshares, Inc.	1,379	31,469
	United Bancorp, Inc.	5,663	74,185
	United Bancshares, Inc.	3,030	106,232
	United Bankshares, Inc.	141,305	5,057,306
	United Community Banks, Inc.	119,338	3,484,670
	United Fire Group, Inc.	44,179	1,335,531
	United Security Bancshares	17,660	161,854
	Unity Bancorp, Inc.	21,178	961,693
	Universal Insurance Holdings, Inc.	75,550	2,328,451
	Univest Financial Corp.	60,544	1,777,572
	Unum Group	278,536	20,450,113
	USCB Financial Holdings, Inc.	8,121	140,168
	Valley National Bancorp	617,849	6,716,019
	Value Line, Inc.	6,620	242,689
*	Velocity Financial, Inc.	13,161	245,058
	Victory Capital Holdings, Inc., Class A	50,567	3,148,807
	Virginia National Bankshares Corp.	2,069	82,305

74

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Virtu Financial, Inc., Class A	105,266	$3,667,467
	Virtus Investment Partners, Inc.	12,854	2,092,888
	Visa, Inc., Class A	804,437	274,103,863
	Voya Financial, Inc.	180,752	13,458,794
#	W.R. Berkley Corp.	331,934	23,680,172
	WaFd, Inc.	163,585	4,748,873
	Walker & Dunlop, Inc.	52,120	4,165,430
	Washington Trust Bancorp, Inc.	23,010	626,792
	Waterstone Financial, Inc.	42,445	649,408
	Webster Financial Corp.	289,654	16,521,864
	Wells Fargo & Co.	1,780,126	154,817,558
	WesBanco, Inc.	174,440	5,250,644
	West BanCorp, Inc.	24,714	525,667
	Westamerica BanCorp	39,960	1,904,094
	Western Alliance Bancorp	163,281	12,629,785
	Western New England Bancorp, Inc.	38,261	435,028
#	Western Union Co.	307,238	2,866,531
	Westwood Holdings Group, Inc.	17,313	289,993
*	WEX, Inc.	44,768	6,530,756
#	White Mountains Insurance Group Ltd.	5,834	11,111,203
	Willis Towers Watson PLC	83,987	26,296,330
	Wintrust Financial Corp.	113,340	14,736,467
#	WisdomTree, Inc.	215,970	2,583,001
*	World Acceptance Corp.	14,415	1,837,480
	WSFS Financial Corp.	81,256	4,232,625
	WVS Financial Corp.	803	10,070
	Zions Bancorp NA	261,363	13,619,626
TOTAL FINANCIALS			5,908,887,886
HEALTH CARE — (8.3%)
††	89bio, Inc.	157	53
	Abbott Laboratories	744,265	92,006,039
	AbbVie, Inc.	1,117,067	243,565,289
††	Abiomed, Inc.	26,621	415,554
#*	Acadia Healthcare Co., Inc.	84,251	1,811,397
*	ACADIA Pharmaceuticals, Inc.	87,262	1,980,847
*	AdaptHealth Corp.	91,069	818,710
		Shares	Value†
HEALTH CARE — (Continued)
*	Adaptive Biotechnologies Corp.	167,739	$2,911,949
*	Addus HomeCare Corp.	26,989	3,154,744
*	ADMA Biologics, Inc.	187,253	2,898,676
††	Aduro Biotech, Inc.	7,016	2,666
	Agilent Technologies, Inc.	129,989	19,025,190
*	Agios Pharmaceuticals, Inc.	26,081	1,127,742
*	Akero Therapeutics, Inc.	4,285	232,247
††	Albireo Pharma, Inc.	28,723	183,253
*	Align Technology, Inc.	25,063	3,455,686
#*	Alkermes PLC	113,702	3,490,651
*	Alnylam Pharmaceuticals, Inc.	27,542	12,560,254
*	American Shared Hospital Services	797	1,801
	Amgen, Inc.	373,973	111,604,762
*	AMN Healthcare Services, Inc.	46,079	907,296
*	Amneal Pharmaceuticals, Inc.	219,318	2,373,021
*	Amphastar Pharmaceuticals, Inc.	7,758	197,829
*	AngioDynamics, Inc.	14,569	175,265
*	ANI Pharmaceuticals, Inc.	19,604	1,776,122
*	Anika Therapeutics, Inc.	22,225	216,694
#*	Arcturus Therapeutics Holdings, Inc.	29,620	295,311
*	Arcus Biosciences, Inc.	107,774	2,125,303
*	Artivion, Inc.	57,836	2,624,019
*	Arvinas, Inc.	22,672	229,894
*	Astrana Health, Inc.	32,275	1,007,303
*	Atea Pharmaceuticals, Inc.	81,300	264,225
*	AtriCure, Inc.	17,691	611,224
*	Aura Biosciences, Inc.	4,130	25,317
*	Avanos Medical, Inc.	49,996	555,456
*	Avantor, Inc.	162,462	1,920,301
*	Avidity Biosciences, Inc.	2,988	208,712
*	Axogen, Inc.	48,916	1,086,914
#*	Azenta, Inc.	57,045	1,722,759
	Baxter International, Inc.	296,773	5,481,397

75

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Beam Therapeutics, Inc.	94,145	$2,354,566
	Becton Dickinson & Co.	136,369	24,370,504
*	Biogen, Inc.	73,309	11,309,379
*	BioLife Solutions, Inc.	93,880	2,616,436
*	BioMarin Pharmaceutical, Inc.	140,449	7,523,853
#*	Bio-Rad Laboratories, Inc., Class A	21,633	6,912,825
*	Biote Corp., Class A	41,723	119,745
	Bio-Techne Corp.	110,808	6,933,257
*	Bioventus, Inc., Class A	3,840	25,152
*	Boston Scientific Corp.	530,072	53,388,852
#*	BrightSpring Health Services, Inc.	17,746	586,505
	Bristol-Myers Squibb Co.	1,128,661	51,997,412
#*	Brookdale Senior Living, Inc.	260,066	2,410,812
#	Bruker Corp.	217,590	8,472,955
	Cardinal Health, Inc.	214,638	40,946,491
*	CareDx, Inc.	5,895	88,425
*	Caribou Biosciences, Inc.	78,700	190,454
*	Castle Biosciences, Inc.	38,113	971,882
*	Catalyst Pharmaceuticals, Inc.	139,794	2,973,418
	Cencora, Inc.	137,889	46,580,283
*	Centene Corp.	360,439	12,748,727
#*	Certara, Inc.	182,615	2,123,812
*	Champions Oncology, Inc.	1,709	11,672
*	Charles River Laboratories International, Inc.	50,624	9,115,864
	Chemed Corp.	17,465	7,532,655
*††	Chinook Therapeutics, Inc.	54,163	0
	Cigna Group	195,864	47,871,120
#*	Collegium Pharmaceutical, Inc.	55,646	2,003,256
*	Community Health Systems, Inc.	103,911	403,175
	Concentra Group Holdings Parent, Inc.	208,425	4,151,826
#	CONMED Corp.	33,764	1,485,616
*	Cooper Cos., Inc.	144,278	10,086,475
*	Corcept Therapeutics, Inc.	169,032	12,418,781
		Shares	Value†
HEALTH CARE — (Continued)
*	CorVel Corp.	68,053	$5,032,519
#*	CRISPR Therapeutics AG	89,596	5,733,248
*	Cross Country Healthcare, Inc.	52,782	647,107
*	CryoPort, Inc.	30,800	284,592
*	Cullinan Therapeutics, Inc.	9,118	78,962
	CVS Health Corp.	436,665	34,125,370
*	Cytek Biosciences, Inc.	149,642	583,604
	Danaher Corp.	249,608	53,760,571
#*	DaVita, Inc.	136,507	16,247,063
*	Day One Biopharmaceuticals, Inc.	21,852	162,579
*	Definitive Healthcare Corp.	17,550	48,614
*	Denali Therapeutics, Inc.	91,117	1,483,385
	Dentsply Sirona, Inc.	107,423	1,354,604
*	Design Therapeutics, Inc.	2,582	17,299
*	Dexcom, Inc.	131,852	7,676,423
*	Doximity, Inc., Class A	91,374	6,030,684
#*	Dynavax Technologies Corp.	117,319	1,203,693
*	Edgewise Therapeutics, Inc.	11,496	210,147
*	Edwards Lifesciences Corp.	212,366	17,509,577
*	Elanco Animal Health, Inc.	463,016	10,255,804
*	Electromed, Inc.	5,226	125,738
	Elevance Health, Inc.	134,124	42,544,133
	Eli Lilly & Co.	452,739	390,650,374
	Embecta Corp.	27,265	363,715
*	Emergent BioSolutions, Inc.	24,773	309,167
*	Enanta Pharmaceuticals, Inc.	4,018	44,037
	Encompass Health Corp.	158,931	18,094,294
*	Enhabit, Inc.	51,969	422,508
#*	Enovis Corp.	42,015	1,312,549
	Ensign Group, Inc.	68,636	12,361,344
*	Envista Holdings Corp.	170,045	3,460,416
*	Evolent Health, Inc., Class A	4,127	27,527
*	Exact Sciences Corp.	118,326	7,654,509
*	Exelixis, Inc.	293,390	11,345,391
*	FONAR Corp.	11,430	171,907

76

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Fortrea Holdings, Inc.	92,725	$969,904
*	Fulcrum Therapeutics, Inc.	58,652	513,205
*	Fulgent Genetics, Inc.	17,799	399,588
*	GE HealthCare Technologies, Inc.	222,641	16,686,943
*	GeneDx Holdings Corp.	1,127	154,298
	Gilead Sciences, Inc.	817,781	97,961,986
*	Globus Medical, Inc., Class A	49,926	3,015,031
#*	GoodRx Holdings, Inc., Class A	54,719	184,403
#*	GRAIL, Inc.	6,353	584,031
*	Haemonetics Corp.	71,921	3,596,769
*	Halozyme Therapeutics, Inc.	82,351	5,368,462
*	Harmony Biosciences Holdings, Inc.	56,145	1,604,063
*	Harvard Bioscience, Inc.	30,946	15,987
	HCA Healthcare, Inc.	86,178	39,614,303
#*	HealthEquity, Inc.	85,129	8,051,501
	HealthStream, Inc.	58,202	1,431,769
#*	Henry Schein, Inc.	128,422	8,116,270
#*	Hims & Hers Health, Inc.	203,443	9,248,519
*	Hologic, Inc.	192,707	14,242,974
	Humana, Inc.	72,492	20,166,550
*	ICON PLC	4,967	853,430
*	ICU Medical, Inc.	18,960	2,276,906
*	IDEXX Laboratories, Inc.	40,087	25,235,167
*	Illumina, Inc.	38,119	4,709,221
*	ImmuCell Corp.	450	2,790
*	Incyte Corp.	69,622	6,508,265
*	InfuSystem Holdings, Inc.	25,741	266,677
*	Innoviva, Inc.	149,202	2,715,476
*	Inogen, Inc.	5,115	42,148
*	Insmed, Inc.	45,567	8,639,503
*	Inspire Medical Systems, Inc.	17,137	1,235,235
*	Instil Bio, Inc.	1,052	18,557
*	Insulet Corp.	35,750	11,190,108
#*	Integer Holdings Corp.	41,547	2,682,690
*	Integra LifeSciences Holdings Corp.	56,492	678,469
#*	Intellia Therapeutics, Inc.	83,911	1,058,957
*	Intuitive Surgical, Inc.	100,052	53,455,783
*	IQVIA Holdings, Inc.	122,306	26,474,357
	iRadimed Corp.	6,081	467,082
		Shares	Value†
HEALTH CARE — (Continued)
*††	iTeos Therapeutics, Inc.	39,881	$0
*	Jasper Therapeutics, Inc.	745	1,699
*	Jazz Pharmaceuticals PLC	48,686	6,701,141
	Johnson & Johnson	1,286,816	243,040,938
*	Joint Corp.	31,471	248,306
*	Kewaunee Scientific Corp.	4,457	186,392
*	Kiniksa Pharmaceuticals International PLC	45,370	1,679,144
*	Kodiak Sciences, Inc.	2,730	49,481
#*	Krystal Biotech, Inc.	27,604	5,452,066
*	Kura Oncology, Inc.	31,937	327,993
*	Kymera Therapeutics, Inc.	23,938	1,480,326
	Labcorp Holdings, Inc.	92,172	23,408,001
*	Lantern Pharma, Inc.	4,700	18,847
*	Lantheus Holdings, Inc.	113,221	6,531,720
	LeMaitre Vascular, Inc.	25,075	2,171,746
*	LENZ Therapeutics, Inc.	4,214	125,240
#*	Lexeo Therapeutics, Inc.	73,702	737,757
*	LifeStance Health Group, Inc.	114,281	559,977
*	Ligand Pharmaceuticals, Inc.	33,465	6,402,189
*	LivaNova PLC	50,265	2,645,447
*	MannKind Corp.	204,404	1,142,618
*	MaxCyte, Inc.	40,626	62,564
	McKesson Corp.	60,603	49,169,638
*	Medpace Holdings, Inc.	27,957	16,352,329
	Medtronic PLC	435,456	39,495,859
	Merck & Co., Inc.	1,041,340	89,534,413
*	Merit Medical Systems, Inc.	63,458	5,555,113
	Mesa Laboratories, Inc.	3,066	220,415
*	Mettler-Toledo International, Inc.	10,670	15,111,814
*	MiMedx Group, Inc.	9,037	69,133
††	Mirati Therapeutics, Inc.	10,076	30,027
#*	Moderna, Inc.	53,417	1,450,806
*	Molina Healthcare, Inc.	66,098	10,116,960
*	Mural Oncology PLC	3,996	8,352
*	Myriad Genetics, Inc.	78,499	631,132

77

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Natera, Inc.	47,271	$9,403,620
	National HealthCare Corp.	27,189	3,247,454
	National Research Corp.	16,853	225,156
*	Neogen Corp.	10,337	63,779
*	NeoGenomics, Inc.	134,842	1,317,406
*††	Neoleukin Therapeutics, Inc.	3,638	0
*	Neurocrine Biosciences, Inc.	63,518	9,096,413
*	Niagen Bioscience, Inc.	12,136	91,505
#*	Nutex Health, Inc.	1,001	123,183
*	Olema Pharmaceuticals, Inc.	62,205	557,979
*»	OmniAb, Inc. (2200963D US)	12,217	0
*»	OmniAb, Inc. (2200964D US)	12,217	0
*	OmniAb, Inc. (OABI UQ)	85,991	133,286
*	Omnicell, Inc.	38,977	1,308,458
*††	Opiant Pharmaceuticals, Inc.	3,087	0
*	OptimizeRx Corp.	1,149	23,543
*	Option Care Health, Inc.	101,207	2,634,418
*	Oramed Pharmaceuticals, Inc.	3,131	7,483
*	OraSure Technologies, Inc.	103,715	284,179
*	Organogenesis Holdings, Inc.	5,753	24,450
#	Organon & Co.	111,988	755,919
*	ORIC Pharmaceuticals, Inc.	11,220	147,655
*	Orthofix Medical, Inc.	2,980	46,011
*	OrthoPediatrics Corp.	28,679	482,954
*	Owens & Minor, Inc.	15,573	61,825
*	Pacira BioSciences, Inc.	29,769	636,461
*††	PDL BioPharma, Inc.	309,383	129,941
*	Pediatrix Medical Group, Inc.	64,580	1,095,923
*	Pennant Group, Inc.	34,381	850,242
*	Penumbra, Inc.	20,663	4,698,146
#	Perrigo Co. PLC	142,120	2,947,569
#*	Personalis, Inc.	17,005	163,928
	Pfizer, Inc.	2,188,080	53,936,172
		Shares	Value†
HEALTH CARE — (Continued)
	Phibro Animal Health Corp., Class A	29,877	$1,256,627
††	Poseida Therapeutics, Inc.	24,504	12,252
*	Prestige Consumer Healthcare, Inc.	94,984	5,756,030
*	Privia Health Group, Inc.	31,659	769,314
#*	Pro-Dex, Inc.	7,945	287,927
*	Progyny, Inc.	5,802	108,555
*	Protagonist Therapeutics, Inc.	3,412	268,251
*	Prothena Corp. PLC	31,179	335,174
*	PTC Therapeutics, Inc.	26,735	1,826,268
*	Puma Biotechnology, Inc.	15,715	80,147
*	Quanterix Corp.	14,102	75,305
	Quest Diagnostics, Inc.	150,109	26,411,679
#*	QuidelOrtho Corp.	40,783	1,100,733
#*	RadNet, Inc.	72,530	5,511,555
*	Rafael Holdings, Inc., Class B	19,697	26,788
	Regeneron Pharmaceuticals, Inc.	43,282	28,211,208
*	REGENXBIO, Inc.	568	7,253
*	Repligen Corp.	40,491	6,035,588
*	Replimune Group, Inc.	19,995	194,551
	ResMed, Inc.	75,280	18,585,126
*	Revolution Medicines, Inc.	57,467	3,381,358
#	Revvity, Inc.	95,598	8,947,017
*	Rigel Pharmaceuticals, Inc.	435	13,737
*	Roivant Sciences Ltd.	467,974	9,354,800
	Royalty Pharma PLC, Class A	227,067	8,524,095
*	RxSight, Inc.	14,193	124,756
#*	Sarepta Therapeutics, Inc.	54,677	1,312,795
	Select Medical Holdings Corp.	188,551	2,607,660
*	Sensus Healthcare, Inc.	11,506	36,704
*	SI-BONE, Inc.	4,536	67,269
	SIGA Technologies, Inc.	85,268	706,019
*	Sight Sciences, Inc.	34,102	172,556
*	Simulations Plus, Inc.	11,930	204,957
*	Solid Biosciences, Inc.	9,317	50,219
*	Solventum Corp.	58,329	4,027,034
*	Sotera Health Co.	112,333	1,864,728

78

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	STAAR Surgical Co.	23,061	$596,588
	STERIS PLC	80,675	19,015,098
	Stryker Corp.	132,755	47,292,641
#*	Summit Therapeutics, Inc.	34,247	647,611
*	Supernus Pharmaceuticals, Inc.	84,107	4,636,819
#*	Surgery Partners, Inc.	92,783	2,034,731
*	Surmodics, Inc.	15,601	428,013
*	Tactile Systems Technology, Inc.	29,936	451,136
*	Talkspace, Inc.	25,409	82,071
#*	Teladoc Health, Inc.	115,488	996,661
	Teleflex, Inc.	34,639	4,311,516
*	Tenet Healthcare Corp.	161,475	33,342,973
*	Terns Pharmaceuticals, Inc.	76,682	633,393
*	Theravance Biopharma, Inc.	43,321	635,086
	Thermo Fisher Scientific, Inc.	137,822	78,198,825
*††	Third Harmonic Bio, Inc.	1,616	49
#*	TransMedics Group, Inc.	14,881	1,957,447
*	TruBridge, Inc.	1,910	36,710
*	Twist Bioscience Corp.	6,828	224,573
	U.S. Physical Therapy, Inc.	19,298	1,664,838
#*	UFP Technologies, Inc.	8,567	1,650,347
*	United Therapeutics Corp.	56,215	25,039,847
	UnitedHealth Group, Inc.	387,096	132,216,510
	Universal Health Services, Inc., Class B	102,722	22,291,701
	Utah Medical Products, Inc.	5,006	290,849
*	Vanda Pharmaceuticals, Inc.	36,602	159,219
*	Varex Imaging Corp.	47,038	549,874
*	Veeva Systems, Inc., Class A	48,960	14,257,152
*	Veracyte, Inc.	121,850	4,396,348
*	Vericel Corp.	20,530	719,782
*	Vertex Pharmaceuticals, Inc.	80,251	34,152,418
	Viatris, Inc.	540,186	5,596,327
		Shares	Value†
HEALTH CARE — (Continued)
*	Vir Biotechnology, Inc.	4,291	$25,574
*	Voyager Therapeutics, Inc.	55,314	258,316
*	Waters Corp.	51,456	17,989,018
	West Pharmaceutical Services, Inc.	49,175	13,870,792
*	XBiotech, Inc.	1,680	3,948
#*	Xencor, Inc.	72,356	1,064,357
*	Xenon Pharmaceuticals, Inc.	31,320	1,312,934
*	XOMA Royalty Corp.	803	26,483
	Zimmer Biomet Holdings, Inc.	139,008	13,978,645
	Zoetis, Inc.	257,028	37,035,165
*	Zymeworks, Inc.	62,006	1,183,385
TOTAL HEALTH CARE			3,226,275,334
INDUSTRIALS — (12.0%)
	3M Co.	240,181	39,990,137
	A.O. Smith Corp.	167,238	11,036,036
#	AAON, Inc.	103,073	10,141,352
*	AAR Corp.	87,657	7,381,596
	ABM Industries, Inc.	114,746	4,934,078
	ACCO Brands Corp.	115,766	435,280
	Acme United Corp.	4,368	166,028
	Acuity, Inc.	51,134	18,666,467
*	ACV Auctions, Inc., Class A	73,800	669,366
	Advanced Drainage Systems, Inc.	119,804	16,778,550
	Aebi Schmidt Holding AG	45,339	505,530
	AECOM	151,570	20,363,430
#*	AeroVironment, Inc.	25,463	9,419,018
*	AerSale Corp.	6,644	49,298
	AGCO Corp.	148,539	15,323,283
*	Air Industries Group	3,217	10,520
	Air Lease Corp.	238,354	15,221,286
	Alamo Group, Inc.	17,734	3,169,420
*	Alaska Air Group, Inc.	131,785	5,499,388
	Albany International Corp., Class A	44,300	2,506,494
	Alight, Inc., Class A	149,770	431,338
#*	Allegiant Travel Co.	19,667	1,222,894
	Allegion PLC	89,351	14,811,715
	Allient, Inc.	23,504	1,285,199
	Allison Transmission Holdings, Inc.	214,626	17,717,376
*	Alpha Pro Tech Ltd.	8,900	40,495
*	Amentum Holdings, Inc.	97,420	2,183,182
*	Ameresco, Inc., Class A	45,056	1,780,613

79

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	American Airlines Group, Inc.	299,766	$3,935,928
*	American Superconductor Corp.	26,353	1,560,888
*	American Woodmark Corp.	23,552	1,500,969
	AMETEK, Inc.	153,531	31,030,150
*	API Group Corp.	190,963	7,031,258
	Apogee Enterprises, Inc.	28,738	1,052,098
	Applied Industrial Technologies, Inc.	44,692	11,489,866
	ArcBest Corp.	32,002	2,378,389
	Arcosa, Inc.	88,964	9,074,328
	Argan, Inc.	26,464	8,103,541
	Armstrong World Industries, Inc.	57,332	10,917,733
	Astec Industries, Inc.	24,248	1,128,259
*	Astronics Corp. (ATRO US)	32,863	1,616,202
*	Astronics Corp. (ATROB US), Class B	10,587	520,986
*	ATI, Inc.	185,772	18,385,855
	Atkore, Inc.	99,977	6,923,407
	Atmus Filtration Technologies, Inc.	39,370	1,790,548
	Automatic Data Processing, Inc.	276,301	71,921,150
*	Axon Enterprise, Inc.	28,328	20,742,611
	AZZ, Inc.	35,146	3,509,328
	Barrett Business Services, Inc.	36,816	1,489,944
	BGSF, Inc.	17,473	58,535
#*	Blue Bird Corp.	32,663	1,631,843
*	BlueLinx Holdings, Inc.	9,716	635,815
*	Boeing Co.	293,933	59,086,412
	Boise Cascade Co.	96,903	6,830,692
	Booz Allen Hamilton Holding Corp.	115,544	10,070,815
*	Bowman Consulting Group Ltd.	1,831	79,264
	Brady Corp., Class A	82,315	6,248,532
*	BrightView Holdings, Inc.	100,045	1,232,554
	Brink's Co.	51,455	5,719,738
	Broadridge Financial Solutions, Inc.	77,537	17,089,155
*	Builders FirstSource, Inc.	194,534	22,599,015
	BWX Technologies, Inc.	115,982	24,774,915
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Byrna Technologies, Inc.	6,356	$128,709
*	CACI International, Inc., Class A	36,024	20,254,494
*	Cadeler AS (CDLR US), ADR	25,545	473,349
#	Cadre Holdings, Inc.	24,457	1,038,444
#	Carlisle Cos., Inc.	46,864	15,233,143
	Carpenter Technology Corp.	78,828	24,901,765
	Carrier Global Corp.	471,222	28,032,997
*	Casella Waste Systems, Inc., Class A	21,820	1,932,597
	Caterpillar, Inc.	413,759	238,846,520
*	CBIZ, Inc.	26,669	1,466,795
*	CECO Environmental Corp.	67,908	3,320,022
	CH Robinson Worldwide, Inc.	109,709	16,894,089
*	Chart Industries, Inc.	36,180	7,222,252
	Chicago Rivet & Machine Co.	474	4,385
#*	Cimpress PLC	17,085	1,182,453
	Cintas Corp.	170,603	31,266,412
	Civeo Corp.	16,117	334,911
#*	Clarivate PLC	188,764	641,798
*	Clean Harbors, Inc.	97,410	20,505,779
	CNH Industrial NV	1,172,664	12,301,245
	Columbus McKinnon Corp.	35,479	575,824
	Comfort Systems USA, Inc.	28,673	27,686,075
	CompX International, Inc.	5,126	115,284
#	Concentrix Corp.	2,331	93,963
	Concrete Pumping Holdings, Inc.	40,204	256,904
*	Conduent, Inc.	201,714	480,079
*	Construction Partners, Inc., Class A	46,525	5,320,134
	Copa Holdings SA, Class A	22,910	2,868,561
*	Copart, Inc.	366,092	15,745,617
*	Core & Main, Inc., Class A	103,686	5,410,335
††	Costa Communications, Inc.	5,421	651
*	Costamare Bulkers Holdings Ltd.	41,465	536,557
	Costamare, Inc.	249,679	3,051,077
	Covenant Logistics Group, Inc.	75,820	1,529,289

80

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*»	CPI Aerostructures, Inc.	14,667	$36,521
	CRA International, Inc.	13,210	2,516,373
	Crane Co.	67,478	12,820,820
	CSG Systems International, Inc.	58,913	4,611,121
#	CSW Industrials, Inc.	19,724	4,939,284
	CSX Corp.	1,531,212	55,154,256
	Cummins, Inc.	119,761	52,416,994
	Curtiss-Wright Corp.	38,700	23,054,751
*	Dayforce, Inc.	1,672	114,933
	Deere & Co.	172,992	79,858,297
	Delta Air Lines, Inc.	567,330	32,553,395
#	Deluxe Corp.	52,665	953,763
*	Distribution Solutions Group, Inc.	37,916	1,036,623
*	DLH Holdings Corp.	17,762	110,480
*	DNOW, Inc.	181,180	2,663,346
	Donaldson Co., Inc.	202,054	17,023,050
	Douglas Dynamics, Inc.	48,640	1,470,387
	Dover Corp.	119,770	21,733,464
*	Ducommun, Inc.	28,421	2,607,627
*	DXP Enterprises, Inc.	26,884	3,216,671
*	Dycom Industries, Inc.	46,917	13,502,243
	Eastern Co.	10,629	226,929
	Eaton Corp. PLC	173,614	66,244,158
	EMCOR Group, Inc.	44,764	30,250,616
	Emerson Electric Co.	239,422	33,416,129
*	Energy Recovery, Inc.	40,044	685,153
	Enerpac Tool Group Corp.	76,648	3,145,634
	EnerSys	56,009	7,066,095
	Ennis, Inc.	28,455	466,662
	Enpro, Inc.	39,051	9,060,223
*	Enviri Corp.	118,080	1,441,757
	Equifax, Inc.	63,541	13,413,505
	Esab Corp.	71,141	8,310,692
	ESCO Technologies, Inc.	44,193	9,699,038
	Espey Mfg. & Electronics Corp.	1,489	55,852
*	Everus Construction Group, Inc.	67,329	6,119,533
	EVI Industries, Inc.	100	2,694
*	ExlService Holdings, Inc.	167,057	6,531,929
	Expeditors International of Washington, Inc.	196,003	23,892,766
	Exponent, Inc.	51,810	3,668,666
	Fastenal Co.	883,668	36,362,938
	Federal Signal Corp.	72,787	8,591,050
	FedEx Corp.	207,996	52,793,545
		Shares	Value†
INDUSTRIALS — (Continued)
	Ferguson Enterprises, Inc.	158,657	$39,426,265
	Flowserve Corp.	106,106	7,241,735
*	Fluor Corp.	150,373	7,333,691
*	Forrester Research, Inc.	5,202	37,090
	Fortive Corp.	219,909	11,070,219
	Fortune Brands Innovations, Inc.	166,456	8,455,965
*	Franklin Covey Co.	22,284	378,382
	Franklin Electric Co., Inc.	66,927	6,342,672
*	FreightCar America, Inc.	4,172	37,089
	FTAI Aviation Ltd.	38,186	6,602,359
#	FTAI Infrastructure, Inc.	16,111	86,033
*	FTI Consulting, Inc.	53,861	8,887,604
*	Gates Industrial Corp. PLC	108,211	2,389,299
	GATX Corp.	71,539	11,220,892
	GE Vernova, Inc.	87,657	51,291,617
#	Genco Shipping & Trading Ltd.	64,108	1,092,400
*	Gencor Industries, Inc.	18,838	256,008
*	Generac Holdings, Inc.	65,769	11,050,507
	General Dynamics Corp.	131,153	45,234,670
	General Electric Co.	350,629	108,326,830
	Genpact Ltd.	292,097	11,143,501
*	Gibraltar Industries, Inc.	51,225	3,195,928
	Global Industrial Co.	39,446	1,121,055
	Gorman-Rupp Co.	52,284	2,351,211
	Graco, Inc.	126,975	10,382,746
*	Graham Corp.	18,683	1,163,764
#	Granite Construction, Inc.	57,914	5,959,930
*	Great Lakes Dredge & Dock Corp.	207,363	2,353,570
	Greenbrier Cos., Inc.	46,697	1,950,534
	Griffon Corp.	90,626	6,707,230
*	GXO Logistics, Inc.	167,839	9,434,230
*	Hayward Holdings, Inc.	129,601	2,199,329
*	Healthcare Services Group, Inc.	14,746	263,511
	Heartland Express, Inc.	29,435	229,593
#	HEICO Corp. (HEI US)	28,816	9,156,860
	HEICO Corp. (HEIA US), Class A	42,442	10,514,157

81

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Heidrick & Struggles International, Inc.	27,348	$1,596,303
	Helios Technologies, Inc.	32,121	1,778,219
#	Herc Holdings, Inc.	85,405	12,131,780
#	Hexcel Corp.	117,669	8,401,567
	Hillenbrand, Inc.	33,396	1,055,314
*	Hillman Solutions Corp.	106,790	984,604
	HireQuest, Inc.	1,136	9,690
	HNI Corp.	68,287	2,794,304
	Honeywell International, Inc.	366,579	73,803,350
	Howmet Aerospace, Inc.	251,091	51,712,191
	Hub Group, Inc., Class A	139,766	5,147,582
	Hubbell, Inc.	53,722	25,249,340
*	Hudson Technologies, Inc.	58,079	527,067
	Huntington Ingalls Industries, Inc.	67,951	21,881,581
*	Hurco Cos., Inc.	6,927	124,340
*	Huron Consulting Group, Inc.	44,531	7,322,678
	Hyster-Yale, Inc.	18,071	649,472
*	IBEX Holdings Ltd.	825	30,830
	ICF International, Inc.	26,291	2,110,641
	IDEX Corp.	54,755	9,388,292
#*	IES Holdings, Inc.	16,492	6,462,885
	Illinois Tool Works, Inc.	209,372	51,070,018
#	Ingersoll Rand, Inc.	284,769	21,736,418
*	Innovative Solutions & Support, Inc.	18,819	176,899
	Insperity, Inc.	30,882	1,362,514
	Insteel Industries, Inc.	30,644	957,319
	Interface, Inc.	111,870	2,785,563
	ITT, Inc.	125,865	23,293,836
	Jacobs Solutions, Inc.	91,834	14,308,656
*	Janus International Group, Inc.	107,568	1,032,653
	JB Hunt Transport Services, Inc.	107,434	18,141,305
*	JELD-WEN Holding, Inc.	48,179	209,097
#*	JetBlue Airways Corp.	409,589	1,720,274
	Johnson Controls International PLC	429,175	49,093,328
	Kadant, Inc.	16,890	4,672,787
	Karat Packaging, Inc.	2,625	63,053
	KBR, Inc.	259,174	11,103,014
	Kelly Services, Inc., Class A	39,368	441,315
		Shares	Value†
INDUSTRIALS — (Continued)
#	Kennametal, Inc.	81,063	$1,779,333
	Kforce, Inc.	48,785	1,234,261
*	Kirby Corp.	92,850	9,608,118
	Knight-Swift Transportation Holdings, Inc.	264,476	11,933,157
	Korn Ferry	105,803	6,845,454
*	Kratos Defense & Security Solutions, Inc.	224,693	20,357,186
*	L.B. Foster Co., Class A	21,327	584,360
	L3Harris Technologies, Inc.	112,435	32,504,959
	Landstar System, Inc.	58,978	7,574,545
*	Legalzoom.com, Inc.	25,020	249,449
	Leidos Holdings, Inc.	123,636	23,548,949
	Lennox International, Inc.	30,964	15,636,820
	Leonardo DRS, Inc.	12,806	468,187
#*	Limbach Holdings, Inc.	15,171	1,433,356
	Lincoln Electric Holdings, Inc.	73,189	17,159,161
	Lindsay Corp.	16,192	1,801,198
*	Liquidity Services, Inc.	63,454	1,519,089
*	Loar Holdings, Inc.	14,324	1,133,458
	Lockheed Martin Corp.	185,891	91,436,065
	LSI Industries, Inc.	60,412	1,382,831
	Luxfer Holdings PLC	30,675	374,235
#*	Lyft, Inc., Class A	180,136	3,685,583
*	Manitowoc Co., Inc.	55,367	563,082
	ManpowerGroup, Inc.	49,046	1,503,750
	Marten Transport Ltd.	118,631	1,215,968
	Masco Corp.	170,498	11,041,450
*	MasTec, Inc.	98,161	20,040,550
*	Mastech Digital, Inc.	14,713	101,520
*	Masterbrand, Inc.	180,661	2,281,748
*	Matrix Service Co.	46,200	693,924
	Matson, Inc.	79,611	8,036,730
	Maximus, Inc.	96,742	8,041,195
*	Mayville Engineering Co., Inc.	30,534	544,116
	McGrath RentCorp	11,013	1,183,237
#*	Mercury Systems, Inc.	70,599	5,465,069
*	Middleby Corp.	77,967	9,685,840
	Miller Industries, Inc.	15,332	615,426
	MillerKnoll, Inc.	62,753	980,202
*	Mistras Group, Inc.	24,943	237,956
*	Montrose Environmental Group, Inc.	14,614	378,210
	Moog, Inc., Class A	59,437	12,175,669
*	MRC Global, Inc.	100,071	1,395,990
	MSA Safety, Inc.	50,384	7,911,800

82

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	MSC Industrial Direct Co., Inc., Class A	56,144	$4,767,187
	Mueller Industries, Inc.	186,280	19,721,464
	Mueller Water Products, Inc., Class A	183,861	4,717,873
*	MYR Group, Inc.	25,819	5,620,796
	National Presto Industries, Inc.	12,760	1,364,937
*	NEXTracker, Inc., Class A	1	101
	NL Industries, Inc.	249,437	1,509,094
#	Nordson Corp.	47,563	11,032,238
	Norfolk Southern Corp.	161,057	45,640,333
	Northrop Grumman Corp.	65,021	37,936,502
*	NPK International, Inc.	163,912	2,016,118
	nVent Electric PLC	218,795	25,019,208
*	NWPX Infrastructure, Inc.	20,413	1,228,046
	Old Dominion Freight Line, Inc.	107,692	15,122,111
	Omega Flex, Inc.	9,191	254,131
*	OPENLANE, Inc.	175,326	4,632,113
*	Optex Systems Holdings, Inc.	1,457	25,104
*	Orion Group Holdings, Inc.	52,747	568,085
	Oshkosh Corp.	109,073	13,447,610
	Otis Worldwide Corp.	268,764	24,930,549
	Owens Corning	166,589	21,208,446
	PACCAR, Inc.	417,696	41,101,286
*	PAMT Corp.	39,056	393,294
	Pangaea Logistics Solutions Ltd.	62,914	311,424
	Park Aerospace Corp.	19,658	376,647
	Parker-Hannifin Corp.	57,121	44,144,822
	Park-Ohio Holdings Corp.	28,070	579,084
*	Parsons Corp.	61,416	5,106,126
	Paychex, Inc.	207,898	24,330,303
	Paycom Software, Inc.	40,293	7,538,417
*	Paylocity Holding Corp.	36,404	5,142,793
	Pentair PLC	274,046	29,144,792
*	Perma-Fix Environmental Services, Inc.	9,203	125,989
*	Perma-Pipe International Holdings, Inc.	8,588	238,059
	Pitney Bowes, Inc.	29,592	292,369
*	Planet Labs PBC	45,823	616,319
		Shares	Value†
INDUSTRIALS — (Continued)
#	Powell Industries, Inc.	17,423	$6,679,804
#*	Power Solutions International, Inc.	1,620	138,704
#	Preformed Line Products Co.	10,082	2,138,493
#	Primoris Services Corp.	97,174	13,752,064
*	Proto Labs, Inc.	34,869	1,735,081
	Quad/Graphics, Inc.	93,659	516,061
	Quanex Building Products Corp.	9,342	132,750
	Quanta Services, Inc.	94,162	42,290,979
*	Radiant Logistics, Inc.	88,175	533,459
*	RBC Bearings, Inc.	30,704	13,157,585
*	RCM Technologies, Inc.	10,846	250,543
#	Regal Rexnord Corp.	116,184	16,369,164
	Republic Services, Inc.	127,644	26,580,587
*	Resideo Technologies, Inc.	217,232	9,297,530
	Resources Connection, Inc.	15,303	67,333
	REV Group, Inc.	106,419	5,456,102
	Robert Half, Inc.	92,946	2,434,256
*	Rocket Lab Corp.	77,509	4,881,517
	Rockwell Automation, Inc.	89,828	33,089,042
	Rollins, Inc.	285,473	16,446,100
	RTX Corp.	782,005	139,587,892
	Rush Enterprises, Inc. (RUSHA US), Class A	138,813	6,858,750
	Rush Enterprises, Inc. (RUSHB US), Class B	10,197	535,037
#*	RXO, Inc.	163,181	2,893,199
	Ryder System, Inc.	117,726	19,922,771
#*	Saia, Inc.	20,044	5,862,870
	Schneider National, Inc., Class B	100,418	2,145,933
#	Science Applications International Corp.	106,739	10,002,512
	Sensata Technologies Holding PLC	125,491	3,994,379
*	SIFCO Industries, Inc.	3,251	23,895
	Simpson Manufacturing Co., Inc.	61,706	10,891,109
*	SiteOne Landscape Supply, Inc.	61,370	7,963,985
*	SkyWest, Inc.	82,432	8,282,767
	Snap-on, Inc.	60,102	20,167,226
#	Southwest Airlines Co.	534,671	16,200,531

83

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	SPX Technologies, Inc.	54,810	$12,271,411
	SS&C Technologies Holdings, Inc.	215,748	18,321,320
#	Standex International Corp.	19,680	4,589,966
	Stanley Black & Decker, Inc.	125,584	8,504,548
*	Star Equity Holdings, Inc.	9,838	108,415
	Steelcase, Inc., Class A	92,725	1,479,891
#*	Sterling Infrastructure, Inc.	42,226	15,957,205
*	Strata Critical Medical, Inc.	37,079	186,507
*	Stratasys Ltd.	422	4,482
*	Sun Country Airlines Holdings, Inc.	4,089	50,213
*	Sunrun, Inc.	191,240	3,970,142
#*	Symbotic, Inc.	5,013	405,802
*	TaskUS, Inc., Class A	41,945	559,546
*	Taylor Devices, Inc.	3,116	142,619
	Tecnoglass, Inc.	58,633	3,496,286
	Tennant Co.	26,922	2,153,760
#	Terex Corp.	116,301	5,352,172
	Tetra Tech, Inc.	309,221	9,888,888
	Textron, Inc.	189,605	15,321,980
*	Thermon Group Holdings, Inc.	68,199	1,959,357
*	TIC Solutions, Inc.	93,154	1,129,958
	Timken Co.	122,501	9,617,554
*	Titan International, Inc.	95,454	720,678
*	Titan Machinery, Inc.	30,741	504,152
	Toro Co.	144,759	10,817,840
	Trane Technologies PLC	104,204	46,751,125
*	Transcat, Inc.	13,668	992,980
	TransDigm Group, Inc.	22,245	29,107,805
	TransUnion	154,848	12,570,561
*	Trex Co., Inc.	126,106	6,093,442
	TriNet Group, Inc.	53,702	3,222,120
	Trinity Industries, Inc.	174,610	4,779,076
*	TrueBlue, Inc.	25,723	121,927
*	Tutor Perini Corp.	107,309	7,228,334
	Twin Disc, Inc.	6,300	98,658
*	Uber Technologies, Inc.	416,151	40,158,571
	UFP Industries, Inc.	88,592	8,161,981
#*	U-Haul Holding Co. (UHAL US)	25,117	1,335,220
	U-Haul Holding Co. (UHAL/B US)	268,808	13,034,500
		Shares	Value†
INDUSTRIALS — (Continued)
#	UL Solutions, Inc., Class A	16,393	$1,276,523
*	Ultralife Corp.	46,900	329,707
	UniFirst Corp.	21,032	3,246,289
	Union Pacific Corp.	372,724	82,137,188
*	United Airlines Holdings, Inc.	370,452	34,837,306
	United Parcel Service, Inc., Class B	358,945	34,609,477
	United Rentals, Inc.	77,157	67,217,635
#	Universal Logistics Holdings, Inc.	59,256	958,762
*	Upwork, Inc.	95,228	1,517,934
*	V2X, Inc.	15,654	893,687
	Valmont Industries, Inc.	31,377	12,972,193
	Veralto Corp.	94,957	9,370,357
	Verisk Analytics, Inc.	122,387	26,773,380
*	Verra Mobility Corp.	175,397	4,070,964
	Vertiv Holdings Co., Class A	164,767	31,776,964
	Vestis Corp.	5,527	29,017
*	Vicor Corp.	27,067	2,455,789
	Virco Mfg. Corp.	24,607	180,123
*	VirTra, Inc.	9,035	54,933
#	VSE Corp.	30,131	5,444,069
#	Wabash National Corp.	48,898	392,162
	Waste Management, Inc.	308,977	61,724,335
	Watsco, Inc. (WSO US)	24,193	8,903,266
#»	Watsco, Inc. (WSO/B US), Class B	2,268	832,537
	Watts Water Technologies, Inc., Class A	32,180	8,772,268
	Werner Enterprises, Inc.	124,764	3,268,817
	WESCO International, Inc.	72,551	18,829,161
	Westinghouse Air Brake Technologies Corp.	143,318	29,299,932
*	Willdan Group, Inc.	16,225	1,533,425
	Willis Lease Finance Corp.	6,116	785,172
#	WillScot Holdings Corp.	410,072	8,919,066
	Woodward, Inc.	85,414	22,387,864
	Worthington Enterprises, Inc.	83,258	4,669,941
	WW Grainger, Inc.	42,192	41,305,968
*	Xometry, Inc., Class A	4,855	236,390

84

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	XPO, Inc.	171,972	$24,741,612
	Xylem, Inc.	152,663	23,029,214
	Zurn Elkay Water Solutions Corp.	67,456	3,177,852
TOTAL INDUSTRIALS			4,659,570,356
INFORMATION TECHNOLOGY — (28.2%)
	A10 Networks, Inc.	69,031	1,231,513
	Accenture PLC, Class A	364,034	91,044,903
*	ACCESS Newswire, Inc.	306	2,909
*	ACI Worldwide, Inc.	179,213	8,535,915
	Adeia, Inc.	148,227	2,525,788
*	Adobe, Inc.	247,235	84,136,543
	Advanced Energy Industries, Inc.	41,427	8,398,496
*	Advanced Micro Devices, Inc.	477,110	122,197,413
*	Agilysys, Inc.	3,473	435,723
*	Akamai Technologies, Inc.	146,922	11,033,842
*	Alarm.com Holdings, Inc.	42,348	2,084,369
#*	Allegro MicroSystems, Inc.	19,290	577,157
*	Alpha & Omega Semiconductor Ltd.	43,654	1,224,931
*	Ambarella, Inc.	44,733	3,812,594
	Amdocs Ltd.	157,917	13,306,086
	Amkor Technology, Inc.	454,930	14,685,140
	Amphenol Corp., Class A	596,382	83,099,868
*	Amtech Systems, Inc.	18,946	150,242
	Analog Devices, Inc.	179,571	42,042,958
*	Appfolio, Inc., Class A	6,447	1,640,310
	Apple, Inc.	7,638,834	2,065,311,549
	Applied Materials, Inc.	431,265	100,527,871
*	AppLovin Corp., Class A	96,950	61,789,143
*	Arista Networks, Inc.	281,869	44,447,923
*	Arrow Electronics, Inc.	90,430	10,087,466
*	ASGN, Inc.	61,971	2,773,822
*	Astera Labs, Inc.	10,074	1,880,614
*	AstroNova, Inc.	10,455	94,931
*	Atlassian Corp., Class A	26,318	4,458,796
#*	Aurora Innovation, Inc.	511,854	2,682,115
*	Autodesk, Inc.	115,623	34,841,835
*	AvePoint, Inc.	75,915	1,068,124
*	Aviat Networks, Inc.	23,694	591,402
	Avnet, Inc.	157,216	7,617,115
*	Aware, Inc.	25,700	56,797
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Axcelis Technologies, Inc.	46,130	$3,670,103
*	Backblaze, Inc., Class A	2,666	27,486
	Badger Meter, Inc.	26,800	4,836,060
	Bel Fuse, Inc. (BELFA US), Class A	1,700	232,441
#	Bel Fuse, Inc. (BELFB US), Class B	23,510	3,620,305
	Belden, Inc.	65,101	7,932,557
	Benchmark Electronics, Inc.	74,425	3,261,303
#	Bentley Systems, Inc., Class B	132,883	6,754,443
#*	Bill Holdings, Inc.	23,322	1,158,171
*	BK Technologies Corp.	343	25,626
*	Blackbaud, Inc.	48,535	3,108,181
#*	BlackLine, Inc.	9,537	545,993
*	Box, Inc., Class A	136,942	4,394,469
	Broadcom, Inc.	1,721,064	636,156,886
#*	C3.ai, Inc., Class A	22,439	394,478
*	Cadence Design Systems, Inc.	88,509	29,977,113
*	Calix, Inc.	68,625	4,695,322
*	CCC Intelligent Solutions Holdings, Inc.	304,546	2,655,641
	CDW Corp.	121,804	19,411,903
*	Cerence, Inc.	33,248	356,751
*	CEVA, Inc.	37,982	1,033,490
*	Ciena Corp.	266,377	50,590,320
#*	Cipher Mining, Inc.	17,984	335,402
*	Cirrus Logic, Inc.	60,485	8,023,335
	Cisco Systems, Inc.	2,518,417	184,121,467
	Clear Secure, Inc., Class A	45,280	1,379,682
*	Clearfield, Inc.	17,475	616,867
	Climb Global Solutions, Inc.	4,864	540,293
*	Cloudflare, Inc., Class A	49,127	12,443,869
*	Coda Octopus Group, Inc.	10,231	104,868
	Cognex Corp.	124,354	5,147,012
	Cognizant Technology Solutions Corp., Class A	396,222	28,876,659
*	Coherent Corp.	169,885	22,418,025
*	Cohu, Inc.	60,055	1,428,708
*	CommScope Holding Co., Inc.	81,116	1,403,307
*	Commvault Systems, Inc.	24,105	3,355,898

85

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Consensus Cloud Solutions, Inc.	18,918	$554,676
	Corning, Inc.	481,047	42,851,667
*	Corsair Gaming, Inc.	12,500	101,875
*	CPI Card Group, Inc.	1,323	20,692
#	Crane NXT Co.	88,318	5,586,113
*	Credo Technology Group Holding Ltd.	107,108	20,095,603
*	Crexendo, Inc.	2,746	17,767
*	Crowdstrike Holdings, Inc., Class A	21,552	11,702,952
*	CS Disco, Inc.	20,700	130,824
	CSP, Inc.	12,078	161,121
	CTS Corp.	53,770	2,231,993
*	CVD Equipment Corp.	2,900	11,339
#*	Daily Journal Corp.	1,274	516,021
*	Daktronics, Inc.	115,001	2,160,869
*	Data I/O Corp.	1,413	4,281
*	Data Storage Corp.	608	2,548
*	Datadog, Inc., Class A	59,682	9,716,826
	Dell Technologies, Inc., Class C	155,755	25,233,868
*	Diebold Nixdorf, Inc.	10,346	611,966
*	Digi International, Inc.	55,131	2,022,205
*	Digital Turbine, Inc.	77,088	481,029
#*	DigitalOcean Holdings, Inc.	57,174	2,324,695
*	Diodes, Inc.	76,146	4,063,151
*	Docusign, Inc.	144,150	10,543,131
	Dolby Laboratories, Inc., Class A	95,062	6,304,512
*	Dropbox, Inc., Class A	161,934	4,696,086
*	DXC Technology Co.	223,362	3,171,740
*	Dynatrace, Inc.	177,559	8,979,159
*	Eastman Kodak Co.	40,740	258,292
*	eGain Corp.	4,291	61,876
#*	Enphase Energy, Inc.	63,767	1,945,531
#	Entegris, Inc.	78,364	7,175,791
*	EPAM Systems, Inc.	42,136	6,890,921
	ePlus, Inc.	40,321	2,949,884
*	Everspin Technologies, Inc.	8,104	85,902
*	F5, Inc.	82,248	20,812,856
*	Fabrinet	42,047	18,524,647
*	Fair Isaac Corp.	12,350	20,495,195
*	Fastly, Inc., Class A	65,206	540,558
*	First Solar, Inc.	118,308	31,581,137
*	Flex Ltd.	856,611	53,555,320
*	FormFactor, Inc.	113,062	6,212,757
*	Fortinet, Inc.	351,398	30,371,329
*	Franklin Wireless Corp.	3,741	19,042
*	Frequency Electronics, Inc.	25,787	946,899
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Freshworks, Inc., Class A	137,133	$1,522,176
*	Gartner, Inc.	59,890	14,873,083
	Gen Digital, Inc.	535,501	14,115,806
*	GLOBALFOUNDRIES, Inc.	300	10,680
*	Globant SA	43,191	2,659,702
*	GoDaddy, Inc., Class A	107,562	14,319,729
*	Grid Dynamics Holdings, Inc.	58,215	543,728
*	GSI Technology, Inc.	18,408	167,329
*	Guidewire Software, Inc.	61,761	14,429,840
	Hackett Group, Inc.	44,376	803,649
*	Harmonic, Inc.	165,481	1,770,647
	Hewlett Packard Enterprise Co.	1,228,466	29,999,140
	HP, Inc.	735,637	20,355,076
*	HubSpot, Inc.	14,079	6,925,742
#*	I3 Verticals, Inc., Class A	35,769	1,099,897
*	Ichor Holdings Ltd.	31,200	707,616
*	Identiv, Inc.	21,759	87,036
#*	indie Semiconductor, Inc., Class A	2,000	10,760
	Information Services Group, Inc.	35,495	195,577
*	Insight Enterprises, Inc.	37,468	3,746,800
*	Intapp, Inc.	7,496	287,696
*	Intel Corp.	1,176,953	47,066,350
*	Intellicheck, Inc.	2,198	10,089
#	InterDigital, Inc.	52,968	19,172,297
	International Business Machines Corp.	582,056	178,929,835
*	inTEST Corp.	19,860	168,413
	Intuit, Inc.	93,442	62,377,207
#*	IonQ, Inc.	97,948	6,109,996
#*	IPG Photonics Corp.	41,807	3,558,612
*	Itron, Inc.	86,456	8,674,130
	Jabil, Inc.	211,292	46,672,290
#*	Jamf Holding Corp.	66,741	857,622
*	JFrog Ltd.	84,320	4,003,514
*	Key Tronic Corp.	11,279	40,153
*	Keysight Technologies, Inc.	131,770	24,108,639
*	Kimball Electronics, Inc.	32,710	951,043
	KLA Corp.	85,169	102,947,177
*	Knowles Corp.	265,988	6,279,977
	Kulicke & Soffa Industries, Inc.	99,553	3,975,151
*	KVH Industries, Inc.	19,953	119,119

86

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Kyndryl Holdings, Inc.	242,933	$7,025,622
	Lam Research Corp.	595,341	93,742,394
*	Lantronix, Inc.	49,076	241,945
*	Lattice Semiconductor Corp.	76,507	5,581,951
*	LGL Group, Inc.	1,687	10,206
	Littelfuse, Inc.	34,202	8,321,689
*	LiveRamp Holdings, Inc.	86,272	2,358,676
#*	Lumentum Holdings, Inc.	49,437	9,964,522
*	MACOM Technology Solutions Holdings, Inc.	54,561	8,082,121
*	Manhattan Associates, Inc.	47,027	8,562,206
	Marvell Technology, Inc.	289,198	27,109,421
*	MaxLinear, Inc.	73,139	1,108,056
	Methode Electronics, Inc.	34,382	231,391
	Microchip Technology, Inc.	338,294	21,116,311
	Micron Technology, Inc.	449,454	100,574,322
	Microsoft Corp.	3,416,424	1,769,058,511
#*	Mirion Technologies, Inc.	118,329	3,475,323
*	Mitek Systems, Inc.	63,750	587,137
	MKS, Inc.	18,911	2,717,700
*	MongoDB, Inc.	48,829	17,569,651
	Monolithic Power Systems, Inc.	16,100	16,180,500
	Motorola Solutions, Inc.	85,717	34,861,961
*	M-Tron Industries, Inc.	843	46,466
*	N-able, Inc.	116,852	914,951
	Napco Security Technologies, Inc.	44,331	1,957,214
*	nCino, Inc.	84,745	2,260,997
#*	NCR Voyix Corp.	127,016	1,449,253
	NetApp, Inc.	197,406	23,250,479
*	NETGEAR, Inc.	69,474	2,412,137
*	NetScout Systems, Inc.	79,326	2,205,263
*	NetSol Technologies, Inc.	3,138	13,776
*	nLight, Inc.	53,000	1,749,530
*	Nortech Systems, Inc.	1,100	10,428
*	Novanta, Inc.	37,575	4,772,401
*	Nutanix, Inc., Class A	108,407	7,722,915
	NVE Corp.	4,912	339,174
	NVIDIA Corp.	12,465,762	2,524,191,973
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	NXP Semiconductors NV	125,000	$26,140,000
*	Okta, Inc.	118,959	10,888,317
*	ON Semiconductor Corp.	448,097	22,440,698
*	ON24, Inc.	61,143	337,509
#	OneSpan, Inc.	45,641	520,307
*	Onto Innovation, Inc.	50,121	6,764,330
*	Ooma, Inc.	15,345	172,324
*	Optical Cable Corp.	3,696	29,088
	Oracle Corp.	840,214	220,648,599
*	OSI Systems, Inc.	29,083	8,098,452
*	Palantir Technologies, Inc., Class A	598,388	119,958,842
*	Palo Alto Networks, Inc.	175,795	38,717,091
#*	PAR Technology Corp.	58,138	2,054,597
	PC Connection, Inc.	51,001	3,109,531
*	PDF Solutions, Inc.	51,745	1,507,332
#	Pegasystems, Inc.	113,684	7,235,987
#*	Penguin Solutions, Inc.	93,978	2,092,890
*	Photronics, Inc.	270,981	6,476,446
*»	Pivotal Software, Inc.	44,266	0
*	Plexus Corp.	45,971	6,431,343
#	Power Integrations, Inc.	61,928	2,594,164
*	Powerfleet, Inc. NJ	61,896	315,670
*	Progress Software Corp.	90,120	3,842,717
*	PTC, Inc.	52,785	10,479,934
*	Pure Storage, Inc., Class A	221,099	21,822,471
*	Q2 Holdings, Inc.	27,580	1,703,341
*	Qorvo, Inc.	100,716	9,559,963
	QUALCOMM, Inc.	799,925	144,706,432
*	Qualys, Inc.	42,629	5,254,451
	Ralliant Corp.	68,754	3,019,676
*	Rambus, Inc.	126,395	12,998,462
	Red Violet, Inc.	4,758	255,172
*	RF Industries Ltd.	9,040	70,693
*	Ribbon Communications, Inc.	102,669	344,968
	Richardson Electronics Ltd.	21,406	230,757
*	RingCentral, Inc., Class A	51,114	1,539,554
*	Riot Platforms, Inc.	21,314	421,591
*	Rogers Corp.	22,684	1,985,757
	Roper Technologies, Inc.	41,605	18,562,071
*	Rubrik, Inc., Class A	23,168	1,743,855
	Salesforce, Inc.	271,731	70,761,470

87

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Samsara, Inc., Class A	83,561	$3,356,645
*	Sandisk Corp.	64,796	12,915,787
#*	Sanmina Corp.	104,597	14,335,019
*	ScanSource, Inc.	41,425	1,777,340
	Seagate Technology Holdings PLC	135,633	34,705,772
*	SEMrush Holdings, Inc., Class A	16,733	121,482
#*	Semtech Corp.	8,823	598,729
*	SentinelOne, Inc., Class A	230,160	4,108,356
*	ServiceNow, Inc.	40,573	37,297,947
*	Silicon Laboratories, Inc.	34,879	4,571,939
*	SkyWater Technology, Inc.	1,413	24,706
	Skyworks Solutions, Inc.	140,496	10,919,349
*	Snowflake, Inc.	62,753	17,249,545
#*	SolarEdge Technologies, Inc.	1,831	64,250
*	Sono-Tek Corp.	1,304	5,894
*	SoundThinking, Inc.	13,000	121,550
#*	SPS Commerce, Inc.	6,662	547,883
*	Super Micro Computer, Inc.	70,489	3,662,608
*	Synaptics, Inc.	49,093	3,482,657
*	Synchronoss Technologies, Inc.	1,500	7,867
*	Synopsys, Inc.	38,692	17,559,203
	Taitron Components, Inc., Class A	12,007	28,577
	TD SYNNEX Corp.	91,205	14,272,670
	TE Connectivity PLC	181,858	44,920,745
*	Teledyne Technologies, Inc.	34,282	18,060,443
*	Telos Corp.	13,385	91,821
*	Teradata Corp.	72,646	1,514,669
	Teradyne, Inc.	110,930	20,162,637
#	Texas Instruments, Inc.	697,571	112,629,814
*	TransAct Technologies, Inc.	786	3,702
*	Trimble, Inc.	199,370	15,899,757
*	Trio-Tech International	1,525	11,254
*	TTM Technologies, Inc.	215,980	14,513,856
*	Turtle Beach Corp.	5,485	92,696
*	Twilio, Inc., Class A	189,660	25,581,341
*	Tyler Technologies, Inc.	19,177	9,133,238
*	UiPath, Inc., Class A	178,179	2,825,919
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ultra Clean Holdings, Inc.	55,719	$1,527,258
*	Unisys Corp.	70,522	251,764
*	Unity Software, Inc.	46,186	1,750,449
	Universal Display Corp.	45,965	6,769,725
*	Veeco Instruments, Inc.	70,314	2,021,527
*	Verint Systems, Inc.	32,842	666,036
	VeriSign, Inc.	59,632	14,299,754
#*	Vertex, Inc., Class A	31,756	727,212
*	Viant Technology, Inc., Class A	2,954	26,232
#*	Viasat, Inc.	21,884	871,421
*	Viavi Solutions, Inc.	383,069	6,780,321
#	Vishay Intertechnology, Inc.	151,271	2,568,582
*	Vishay Precision Group, Inc.	15,664	586,773
	Vontier Corp.	198,935	7,658,997
	Western Digital Corp.	246,953	37,094,810
*	WidePoint Corp.	4,900	32,585
*	Workday, Inc., Class A	68,129	16,345,510
	Xerox Holdings Corp.	27,068	89,866
*	Xperi, Inc.	4,694	31,544
*	Yext, Inc.	61,401	520,066
*	Zebra Technologies Corp., Class A	38,978	10,494,826
*	Zoom Communications, Inc.	167,231	14,587,560
*	Zscaler, Inc.	33,761	11,179,618
TOTAL INFORMATION TECHNOLOGY			10,988,486,134
MATERIALS — (2.6%)
	AdvanSix, Inc.	33,150	616,259
	Air Products & Chemicals, Inc.	96,372	23,378,883
	Albemarle Corp.	71,400	7,013,622
	Alcoa Corp.	159,468	5,866,828
#*	Alpha Metallurgical Resources, Inc.	15,438	2,674,788
	Amcor PLC	2,772,097	21,899,566
*	American Biltrite, Inc.	7	885
*	American Vanguard Corp.	17,133	76,585
	AptarGroup, Inc.	88,914	10,314,913
	Ardagh Metal Packaging SA	56,441	201,494
#*	Arq, Inc.	44,340	294,418
*	Ascent Industries Co.	10,249	124,628
	Ashland, Inc.	49,854	2,437,861
*	Aspen Aerogels, Inc.	72,744	592,136

88

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Avery Dennison Corp.	90,910	$15,899,250
	Avient Corp.	98,967	3,173,872
*	Axalta Coating Systems Ltd.	273,343	7,782,075
	Balchem Corp.	35,884	5,504,247
	Ball Corp.	234,590	11,025,730
	Cabot Corp.	107,136	7,229,537
	Caledonia Mining Corp. PLC	1,100	30,932
	Celanese Corp.	105,428	4,052,652
*	Century Aluminum Co.	124,362	3,683,602
	CF Industries Holdings, Inc.	303,348	25,265,855
	Chemours Co.	137,024	1,834,751
*	Clearwater Paper Corp.	248,011	4,377,394
*	Cleveland-Cliffs, Inc.	309,164	3,842,909
*	Coeur Mining, Inc.	584,365	10,033,547
	Commercial Metals Co.	236,452	14,035,791
*	Compass Minerals International, Inc.	6,336	109,866
*	Core Molding Technologies, Inc.	11,422	204,568
	Corteva, Inc.	500,354	30,741,750
	CRH PLC (CRHCF US)	120,718	14,377,514
	Crown Holdings, Inc.	194,990	18,949,128
*	Dakota Gold Corp.	62,653	255,624
	Dow, Inc.	405,475	9,670,579
	DuPont de Nemours, Inc.	200,190	16,345,514
	Eagle Materials, Inc.	59,054	12,538,345
	Eastman Chemical Co.	124,112	7,387,146
	Ecolab, Inc.	113,210	29,027,044
*	Ecovyst, Inc.	128,405	1,051,637
	Element Solutions, Inc.	233,693	6,244,277
*	Flotek Industries, Inc.	2,987	51,705
#	FMC Corp.	99,509	1,509,552
	Fortitude Gold Corp.	38,385	164,672
	Freeport-McMoRan, Inc.	898,463	37,465,907
	Friedman Industries, Inc.	9,041	192,031
	Graphic Packaging Holding Co.	553,306	8,847,363
	Greif, Inc. (GEF US), Class A	56,305	3,203,191
	Greif, Inc. (GEF/B US), Class B	12,571	741,060
	Hawkins, Inc.	30,694	4,353,944
	HB Fuller Co.	74,228	4,258,460
		Shares	Value†
MATERIALS — (Continued)
	Hecla Mining Co.	607,740	$7,821,614
	Huntsman Corp.	193,485	1,602,056
*	Idaho Strategic Resources, Inc.	58	1,917
*	Ingevity Corp.	53,591	2,878,909
	Innospec, Inc.	34,940	2,570,885
	International Flavors & Fragrances, Inc.	142,027	8,943,440
#	International Paper Co.	257,476	9,948,873
*	Intrepid Potash, Inc.	15,834	421,659
	Kaiser Aluminum Corp.	19,465	1,762,166
*	Knife River Corp.	89,172	5,391,339
	Koppers Holdings, Inc.	28,375	800,743
	Kronos Worldwide, Inc.	54,176	266,546
	Linde PLC	225,284	94,236,297
	Louisiana-Pacific Corp.	102,079	8,892,102
*	LSB Industries, Inc.	96,268	811,539
	LyondellBasell Industries NV, Class A	188,940	8,770,595
	Martin Marietta Materials, Inc.	49,504	30,350,902
	Materion Corp.	35,092	4,022,596
	Mativ Holdings, Inc.	64,538	689,266
	Mercer International, Inc.	87,084	182,876
*	Metallus, Inc.	90,464	1,591,262
	Minerals Technologies, Inc.	40,914	2,321,870
	Mosaic Co.	271,568	7,454,542
*	MP Materials Corp.	600	37,854
	Myers Industries, Inc.	47,483	822,880
	NewMarket Corp.	13,839	10,626,968
	Newmont Corp.	619,239	50,139,782
	Nexa Resources SA	13,008	75,576
	Northern Technologies International Corp.	15,000	111,450
	Nucor Corp.	270,046	40,520,402
*	O-I Glass, Inc.	58,861	664,541
	Olin Corp.	285,216	5,903,971
	Olympic Steel, Inc.	37,847	1,400,339
	Orion SA	66,391	351,872
	Packaging Corp. of America	116,095	22,726,757
*	Perimeter Solutions, Inc.	75,499	1,774,982
	PPG Industries, Inc.	183,526	17,939,667
	Quaker Chemical Corp.	7,578	1,052,508

89

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ramaco Resources, Inc. (METC US), Class A	35,523	$1,078,478
	Ramaco Resources, Inc. (METCB US), Class B	1,859	27,290
*	Ranpak Holdings Corp.	33,442	177,243
*	Rayonier Advanced Materials, Inc.	74,420	517,219
	Reliance, Inc.	85,810	24,235,318
††	Resolute Forest Products, Inc.	163,412	43,517
	Royal Gold, Inc.	91,793	16,044,498
	RPM International, Inc.	154,445	16,877,750
#	Ryerson Holding Corp.	76,436	1,686,178
	Scotts Miracle-Gro Co.	30,393	1,626,633
#	Sealed Air Corp.	168,001	5,629,714
	Sensient Technologies Corp.	51,035	4,812,090
	Sherwin-Williams Co.	137,923	47,575,160
#	Silgan Holdings, Inc.	207,301	8,005,965
	Smurfit WestRock PLC	245,316	9,057,067
*	Solstice Advanced Materials, Inc.	91,644	4,130,395
	Sonoco Products Co.	106,841	4,334,539
#	Southern Copper Corp.	59,083	8,200,720
	Steel Dynamics, Inc.	282,821	44,346,333
	Stepan Co.	24,082	1,043,955
	SunCoke Energy, Inc.	96,042	769,296
	Sylvamo Corp.	58,507	2,375,384
*	Tredegar Corp.	52,113	360,101
	TriMas Corp.	52,350	1,859,996
#	Tronox Holdings PLC	191,869	671,542
*	U.S. Gold Corp.	2,698	41,333
	U.S. Lime & Minerals, Inc.	39,838	4,669,810
	Vulcan Materials Co.	115,142	33,333,609
#	Warrior Met Coal, Inc.	117,737	7,987,278
	Westlake Corp.	56,735	3,903,935
	Worthington Steel, Inc.	78,280	2,504,177
TOTAL MATERIALS			1,014,765,953
REAL ESTATE — (0.3%)
*	AMREP Corp.	6,773	145,484
*	Anywhere Real Estate, Inc.	10,616	106,691
*	CBRE Group, Inc., Class A	268,076	40,862,825
*	CKX Lands, Inc.	743	8,080
		Shares	Value†
REAL ESTATE — (Continued)
*	Compass, Inc., Class A	316,473	$2,440,007
*	Comstock Holding Cos., Inc.	3,056	40,828
*	CoStar Group, Inc.	186,830	12,855,772
*	Cushman & Wakefield PLC	223,061	3,502,058
*	Douglas Elliman, Inc.	46,367	114,527
*	Five Point Holdings LLC, Class A	70,034	409,699
*	Forestar Group, Inc.	39,733	1,033,455
*	FRP Holdings, Inc.	24,622	583,541
*	Howard Hughes Holdings, Inc.	89,549	7,099,445
*	Jones Lang LaSalle, Inc.	74,364	22,687,713
*»	JW Mays, Inc.	900	35,424
	Kennedy-Wilson Holdings, Inc.	170,168	1,286,470
	Marcus & Millichap, Inc.	46,207	1,349,707
*	Maui Land & Pineapple Co., Inc.	7,480	119,680
	Newmark Group, Inc., Class A	218,363	3,893,412
*	RE/MAX Holdings, Inc., Class A	16,120	127,832
	RMR Group, Inc., Class A	1,407	21,766
*	Seaport Entertainment Group, Inc.	22,919	551,660
	St. Joe Co.	82,299	4,672,937
*	Stratus Properties, Inc.	6,238	117,212
*	Tejon Ranch Co.	34,821	550,868
*	Zillow Group, Inc. (Z US), Class C	133,735	10,027,450
*	Zillow Group, Inc. (ZG US), Class A	58,679	4,197,309
TOTAL REAL ESTATE			118,841,852
UTILITIES — (2.5%)
	AES Corp.	445,524	6,179,418
	ALLETE, Inc.	63,894	4,301,983
#	Alliant Energy Corp.	236,759	15,820,236
	Ameren Corp.	170,766	17,421,547
	American Electric Power Co., Inc.	250,917	30,175,278
	American States Water Co.	39,541	2,819,669
	American Water Works Co., Inc.	113,084	14,523,378

90

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Artesian Resources Corp., Class A	9,786	$315,403
	Atmos Energy Corp.	101,357	17,405,024
	Avista Corp.	85,625	3,258,031
	Black Hills Corp.	55,728	3,534,827
	California Water Service Group	62,227	2,761,634
	CenterPoint Energy, Inc.	438,980	16,786,595
	Chesapeake Utilities Corp.	23,953	3,048,738
#	Clearway Energy, Inc. (CWEN US), Class C	76,238	2,434,279
	Clearway Energy, Inc. (CWENA US), Class A	22,076	662,059
	CMS Energy Corp.	214,302	15,761,912
	Consolidated Edison, Inc.	200,815	19,561,389
	Consolidated Water Co. Ltd.	20,521	697,919
	Constellation Energy Corp.	153,456	57,852,912
	Dominion Energy, Inc.	286,251	16,800,071
	DTE Energy Co.	122,301	16,576,678
	Duke Energy Corp.	366,250	45,524,875
	Edison International	181,302	10,040,505
	Entergy Corp.	262,726	25,245,341
	Essential Utilities, Inc.	218,873	8,542,613
	Evergy, Inc.	184,147	14,144,331
	Eversource Energy	211,057	15,578,117
	Exelon Corp.	445,235	20,534,238
	FirstEnergy Corp.	316,070	14,485,488
	Genie Energy Ltd., Class B	50,356	757,858
	Global Water Resources, Inc.	1,904	18,888
	H2O America	31,550	1,459,188
*	Hallador Energy Co.	25,214	545,379
*	Hawaiian Electric Industries, Inc.	79,096	919,096
#	IDACORP, Inc.	72,282	9,325,824
#	MDU Resources Group, Inc.	299,729	5,748,802
#	MGE Energy, Inc.	50,942	4,221,564
	Middlesex Water Co.	23,774	1,366,292
	National Fuel Gas Co.	76,220	6,014,520
	New Jersey Resources Corp.	139,233	6,168,022
	NextEra Energy, Inc.	957,284	77,922,918
#	NiSource, Inc.	316,562	13,330,426
	Northwest Natural Holding Co.	28,983	1,319,596
		Shares	Value†
UTILITIES — (Continued)
	Northwestern Energy Group, Inc.	51,221	$3,056,357
	NRG Energy, Inc.	299,437	51,461,243
	OGE Energy Corp.	219,381	9,683,477
	ONE Gas, Inc.	61,244	4,911,156
	Ormat Technologies, Inc.	87,585	9,316,416
#	Otter Tail Corp.	62,100	4,795,362
	PG&E Corp.	730,462	11,658,174
	Pinnacle West Capital Corp.	99,372	8,796,409
	Portland General Electric Co.	120,995	5,527,052
	PPL Corp.	267,021	9,751,607
	Public Service Enterprise Group, Inc.	300,038	24,171,061
*	Pure Cycle Corp.	31,214	343,666
	RGC Resources, Inc.	7,658	158,597
#	Sempra	295,714	27,187,945
	Southern Co.	534,107	50,227,422
	Southwest Gas Holdings, Inc.	58,444	4,646,298
	Spire, Inc.	56,789	4,906,570
*	Talen Energy Corp.	11,854	4,738,992
	TXNM Energy, Inc.	111,521	6,334,393
#	UGI Corp.	143,715	4,804,392
	Unitil Corp.	25,846	1,259,993
	Vistra Corp.	692,569	130,410,743
	WEC Energy Group, Inc.	187,263	20,922,895
	Xcel Energy, Inc.	324,279	26,321,726
	York Water Co.	13,707	425,877
TOTAL UTILITIES			977,730,684
TOTAL COMMON STOCKS			37,647,109,150
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*	GameStop Corp. Warrants 10/30/2026	7,862	23,586
TOTAL RIGHTS/WARRANTS			23,586
TOTAL INVESTMENT SECURITIES (Cost $10,808,708,441)			37,647,132,736

91

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.8%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	301,655,753	$301,655,753
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	81,549,771	$943,286,204
TOTAL INVESTMENTS — (100.0%)
(Cost $12,053,650,398)			$38,892,074,693
As of October 31, 2025, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	820	12/19/25	$272,839,368	$281,834,000	$8,994,632
Total Futures Contracts			$272,839,368	$281,834,000	$8,994,632
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$3,312,519,423	—	—	$3,312,519,423
Consumer Discretionary	3,882,278,127	—	—	3,882,278,127
Consumer Staples	1,930,550,188	$182,654	—	1,930,732,842
Energy	1,627,020,559	—	—	1,627,020,559
Financials	5,908,870,922	16,964	—	5,908,887,886
Health Care	3,225,501,539	—	$773,795	3,226,275,334
Industrials	4,658,700,647	869,058	651	4,659,570,356
Information Technology	10,988,486,134	—	—	10,988,486,134
Materials	1,014,722,436	—	43,517	1,014,765,953
Real Estate	118,806,428	35,424	—	118,841,852
Utilities	977,730,684	—	—	977,730,684
Rights/Warrants
Consumer Discretionary	—	23,586	—	23,586
Temporary Cash Investments	301,655,753	—	—	301,655,753
Securities Lending Collateral	—	943,286,204	—	943,286,204
Total Investments in Securities	$37,946,842,840	$944,413,890	$817,963˂˃	$38,892,074,693
Financial Instruments
Assets
Futures Contracts**	8,994,632	—	—	8,994,632
Total Financial Instruments	$8,994,632	—	—	$8,994,632
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
92

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (8.2%)
*	Advantage Solutions, Inc.	29,783	$38,122
	Alphabet, Inc. (GOOG US), Class C	1,688,195	475,767,115
	Alphabet, Inc. (GOOGL US), Class A	2,745,895	772,118,215
#*	Altice USA, Inc., Class A	96,560	215,329
*	AMC Networks, Inc., Class A	10,194	77,270
*	Angi, Inc.	9,203	122,124
*	Anterix, Inc.	18,714	378,397
#	Array Digital Infrastructure, Inc.	66,939	3,288,044
#*	AST SpaceMobile, Inc.	46,758	3,752,329
	AT&T, Inc.	3,832,947	94,865,438
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	15,333	661,466
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	57,037	2,322,547
	ATN International, Inc.	13,066	189,849
*	Bandwidth, Inc., Class A	46,939	758,065
*	Boston Omaha Corp., Class A	13,096	166,581
*	Bumble, Inc., Class A	130,510	724,330
#	Cable One, Inc.	6,929	1,029,303
#*	Cargurus, Inc.	139,163	4,887,405
#*	Cars.com, Inc.	113,830	1,222,534
#*	Charter Communications, Inc., Class A	132,163	30,904,996
#	Cinemark Holdings, Inc.	270,650	7,310,256
*	Cineverse Corp.	573	1,748
	Comcast Corp., Class A	3,103,081	86,374,260
	CuriosityStream, Inc.	4,145	17,989
*	DHI Group, Inc.	742,657	1,440,755
*	DoubleVerify Holdings, Inc.	57,809	657,866
*	EchoStar Corp., Class A	11,830	885,712
	Electronic Arts, Inc.	124,462	24,899,868
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Entravision Communications Corp., Class A	136,775	$283,124
*	Eventbrite, Inc., Class A	32,900	75,999
*	EverQuote, Inc., Class A	37,320	803,873
*	EW Scripps Co., Class A	13,865	33,692
	Fox Corp. (FOX US), Class B	241,620	14,113,024
	Fox Corp. (FOXA US), Class A	282,235	18,246,493
*	Frontier Communications Parent, Inc.	192,646	7,274,313
#*	fuboTV, Inc.	600,347	2,269,312
*	Gaia, Inc.	6,230	31,088
*	Gambling.com Group Ltd.	15,145	107,984
#*	Gannett Co., Inc.	163,405	866,046
*	GCI Liberty, Inc. (GLBKV US), Class C	22,134	810,658
*	GCI Liberty, Inc. (GLIBA US), Class A	3,103	113,477
	GDEV, Inc.	329	7,807
#*	Gogo, Inc.	53,660	488,306
	Gray Media, Inc.	103,139	471,345
	Gray Media, Inc., Class A	3,160	29,293
*	Harte Hanks, Inc.	3,652	11,358
	IDT Corp., Class B	129,438	6,557,329
*	IMAX Corp.	76,276	2,478,207
*	Integral Ad Science Holding Corp.	203,779	2,080,584
	Interpublic Group of Cos., Inc.	686,983	17,627,984
	Iridium Communications, Inc.	116,911	2,238,846
*	IZEA Worldwide, Inc.	3,176	16,356
	John Wiley & Sons, Inc. (WLY US), Class A	51,563	1,901,128
*	Liberty Broadband Corp. (LBRDA US), Class A	22,916	1,225,777

93

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Broadband Corp. (LBRDK US), Class C	152,852	$8,226,495
*	Liberty Global Ltd. (LBTYA US), Class A	206,237	2,268,607
#*	Liberty Global Ltd. (LBTYK US), Class C	188,506	2,101,842
*	Liberty Latin America Ltd. (LILA US), Class A	176,997	1,380,577
#*	Liberty Latin America Ltd. (LILAK US), Class C	103,957	822,300
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	2,471	224,812
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	189,609	18,932,459
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	25,309	2,220,612
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	69,306	6,265,955
*	Lionsgate Studios Corp.	440,433	2,831,984
#*	Live Nation Entertainment, Inc.	129,375	19,345,444
*	Lumen Technologies, Inc.	697,180	7,167,010
*	Madison Square Garden Entertainment Corp.	49,356	2,179,561
*	Madison Square Garden Sports Corp.	9,001	1,929,724
#*	Magnite, Inc.	362,636	6,483,932
*	Marchex, Inc., Class B	5,061	8,857
	Marcus Corp.	49,334	710,410
	Match Group, Inc.	176,460	5,706,716
*	MediaAlpha, Inc., Class A	7,237	92,272
	Meta Platforms, Inc., Class A	1,194,962	774,753,613
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Motorsport Games, Inc., Class A	2,155	$5,193
	National CineMedia, Inc.	2,681	11,850
*	Netflix, Inc.	79,982	89,488,660
	New York Times Co., Class A	244,766	13,949,214
#	News Corp. (NWS US), Class B	260,357	7,933,078
	News Corp. (NWSA US), Class A	308,862	8,184,843
#	Nexstar Media Group, Inc.	79,767	15,612,795
*	Nextdoor Holdings, Inc.	55,200	107,640
#	Omnicom Group, Inc.	205,526	15,418,560
#	Paramount Skydance Corp., Class B	62,625	963,799
*	Pinterest, Inc., Class A	379,385	12,557,643
*	PubMatic, Inc., Class A	51,512	430,640
*	QuinStreet, Inc.	63,764	943,070
*	Reddit, Inc., Class A	80,533	16,827,370
*	Reservoir Media, Inc.	17,174	130,522
*	ROBLOX Corp., Class A	44,101	5,015,166
*	Roku, Inc.	111,540	11,837,740
	Saga Communications, Inc., Class A	13,087	160,316
#	Scholastic Corp.	45,871	1,315,122
	Shenandoah Telecommunications Co.	90,482	1,114,738
#	Shutterstock, Inc.	60,529	1,515,041
#	Sinclair, Inc.	71,073	970,857
*	Skillz, Inc.	3,863	25,805
*	Snap, Inc., Class A	954,713	7,446,761
#*	Sphere Entertainment Co.	55,895	3,827,690
	Spok Holdings, Inc.	39,599	565,870
*	Spotify Technology SA	15,222	9,975,281
#*	Stagwell, Inc.	94,802	450,309
*	Starz Entertainment Corp.	29,360	308,574
	Sunrise Communications AG, ADR, Class A	33,453	1,819,843
*	Take-Two Interactive Software, Inc.	39,144	10,035,347
*	TechTarget, Inc.	59,229	325,167
	TEGNA, Inc.	290,924	5,722,475
	Telephone & Data Systems, Inc.	179,182	6,955,845
*	Thryv Holdings, Inc.	42,953	331,168

94

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	TKO Group Holdings, Inc.	59,314	$11,174,758
	T-Mobile U.S., Inc.	313,468	65,843,953
	Townsquare Media, Inc., Class A	15,039	94,445
*	Trade Desk, Inc., Class A	45,555	2,290,505
*	Travelzoo	25,645	215,931
#*	TripAdvisor, Inc.	167,010	2,682,181
*	TrueCar, Inc.	102,248	224,946
	Verizon Communications, Inc.	2,145,202	85,250,327
	Walt Disney Co.	653,483	73,595,255
*	Warner Bros Discovery, Inc.	1,421,448	31,911,508
#	Warner Music Group Corp., Class A	102,985	3,291,401
*	WideOpenWest, Inc.	40,635	208,457
*	Yelp, Inc.	69,477	2,291,351
	Zedge, Inc., Class B	8,399	21,165
#*	Ziff Davis, Inc.	78,161	2,649,658
#*	ZoomInfo Technologies, Inc.	451,548	5,066,369
TOTAL COMMUNICATION SERVICES			2,997,990,700
CONSUMER DISCRETIONARY — (9.0%)
#*	1-800-Flowers.com, Inc., Class A	57,442	206,791
*	1stdibs.com, Inc.	8,519	30,668
*	Abercrombie & Fitch Co., Class A	116,159	8,427,335
#	Academy Sports & Outdoors, Inc.	98,825	4,732,729
#	Acushnet Holdings Corp.	156,300	12,086,679
*	Adient PLC	149,288	3,461,989
	ADT, Inc.	922,163	8,151,921
*	Adtalem Global Education, Inc.	73,590	7,213,292
#	Advance Auto Parts, Inc.	102,905	4,849,913
*	Airbnb, Inc., Class A	55,838	7,065,741
	A-Mark Precious Metals, Inc.	33,614	893,460
*	Amazon.com, Inc.	2,925,988	714,584,789
	AMCON Distributing Co.	1,168	133,964
#*	American Axle & Manufacturing Holdings, Inc.	138,632	859,518
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	American Eagle Outfitters, Inc.	311,671	$5,208,022
*	American Outdoor Brands, Inc.	29,110	199,986
*	American Public Education, Inc.	32,653	1,093,549
#*	America's Car-Mart, Inc.	14,916	331,732
*	Amesite, Inc.	913	3,186
*	Aptiv PLC	221,083	17,929,831
	Aramark	369,099	13,981,470
*	Arhaus, Inc.	96,468	966,609
*	Ark Restaurants Corp.	7,366	53,845
	Arko Corp.	121,831	536,666
*	Asbury Automotive Group, Inc.	35,585	8,348,241
	Autoliv, Inc.	147,349	17,210,363
*	AutoNation, Inc.	105,335	21,053,306
*	AutoZone, Inc.	5,140	18,886,570
	Bassett Furniture Industries, Inc.	18,048	266,208
	Bath & Body Works, Inc.	151,017	3,696,896
*	Beazer Homes USA, Inc.	54,852	1,228,685
*	Bed Bath & Beyond, Inc.	7,600	58,596
	Best Buy Co., Inc.	380,018	31,214,679
#*	Biglari Holdings, Inc. (BH US), Class B	3,496	1,263,140
*	Biglari Holdings, Inc. (BH/A US), Class A	308	539,998
*	Birkenstock Holding PLC	183,416	7,320,133
#*	BJ's Restaurants, Inc.	29,436	999,647
	Bloomin' Brands, Inc.	80,126	547,261
	Booking Holdings, Inc.	9,330	47,375,314
*	Boot Barn Holdings, Inc.	46,148	8,751,968
	BorgWarner, Inc.	283,224	12,167,303
	Boyd Gaming Corp.	77,977	6,072,069
*	Bright Horizons Family Solutions, Inc.	76,530	8,359,372
	Brightstar Lottery PLC	98,836	1,646,608
*	Brinker International, Inc.	67,650	7,350,849
	Brunswick Corp.	79,739	5,271,545
	Buckle, Inc.	92,598	5,074,370
#	Build-A-Bear Workshop, Inc.	29,799	1,615,702
*	Burlington Stores, Inc.	62,175	17,010,458
*	Caesars Entertainment, Inc.	16,788	337,439
	Caleres, Inc.	42,661	470,977

95

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Camping World Holdings, Inc., Class A	61,397	$807,985
#*	CarMax, Inc.	166,626	6,983,296
*	Carnival Corp.	995,342	28,695,710
	Carriage Services, Inc.	32,417	1,449,040
	Carter's, Inc.	44,230	1,388,822
*	Carvana Co.	50,254	15,404,861
#*	Cava Group, Inc.	22,821	1,226,172
#*	Cavco Industries, Inc.	12,117	6,419,587
	Century Communities, Inc.	53,478	3,176,593
*	Champion Homes, Inc.	93,765	6,397,586
#	Cheesecake Factory, Inc.	113,900	5,672,220
#*	Chewy, Inc., Class A	117,319	3,955,997
*	Chipotle Mexican Grill, Inc.	697,283	22,096,898
#	Choice Hotels International, Inc.	67,361	6,261,879
#	Churchill Downs, Inc.	80,515	7,987,088
*	Citi Trends, Inc.	12,494	447,535
	Clarus Corp.	4,029	13,457
#	Columbia Sportswear Co.	92,293	4,580,502
*	Contextlogic Holdings, Inc.	5,343	40,233
*	Cooper-Standard Holdings, Inc.	6,651	200,993
*	Coupang, Inc.	400,223	12,795,129
*	Coursera, Inc.	268,372	2,259,692
#	Cracker Barrel Old Country Store, Inc.	26,571	895,443
	Cricut, Inc., Class A	9,144	48,555
*	Crocs, Inc.	62,665	5,119,104
	Crown Crafts, Inc.	3,959	11,402
*	Culp, Inc.	17,123	68,834
	Dana, Inc.	236,314	4,797,174
	Darden Restaurants, Inc.	151,123	27,224,808
#*	Dave & Buster's Entertainment, Inc.	40,714	598,089
*	Deckers Outdoor Corp.	116,360	9,483,340
#	Designer Brands, Inc., Class A	47,506	175,297
	Dick's Sporting Goods, Inc.	127,831	28,308,175
#	Dillard's, Inc., Class A	18,855	11,314,508
#	Dine Brands Global, Inc.	5,801	143,401
	Domino's Pizza, Inc.	19,533	7,783,119
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	DoorDash, Inc., Class A	95,377	$24,261,047
*	Dorman Products, Inc.	48,703	6,532,533
	DR Horton, Inc.	219,853	32,775,685
*	DraftKings, Inc., Class A	153,846	4,706,149
#*	Dream Finders Homes, Inc., Class A	35,401	700,940
#*	Driven Brands Holdings, Inc.	63,136	906,002
*	Duluth Holdings, Inc., Class B	55,500	152,625
#*	Duolingo, Inc.	16,346	4,423,881
*	Dutch Bros, Inc., Class A	86,763	4,818,817
	eBay, Inc.	546,889	44,467,545
*	El Pollo Loco Holdings, Inc.	41,120	420,246
	Escalade, Inc.	37,461	431,176
	Ethan Allen Interiors, Inc.	45,965	1,110,974
*	Etsy, Inc.	79,752	4,944,624
*	European Wax Center, Inc., Class A	1,277	4,980
	Expedia Group, Inc.	89,777	19,750,940
*	Figs, Inc., Class A	273,491	2,040,243
*	First Watch Restaurant Group, Inc.	53,859	888,135
*	Five Below, Inc.	87,336	13,735,333
	Flanigan's Enterprises, Inc.	2,891	91,502
	Flexsteel Industries, Inc.	13,923	476,027
#*	Floor & Decor Holdings, Inc., Class A	109,958	6,870,176
*	Flutter Entertainment PLC	71,335	16,591,808
	Ford Motor Co.	3,518,977	46,204,168
*	Fox Factory Holding Corp.	75,503	1,669,371
*	Frontdoor, Inc.	105,677	7,020,123
#*	Full House Resorts, Inc.	23,954	58,687
*	Funko, Inc., Class A	72,610	226,543
	Gap, Inc.	439,609	10,045,066
	Garmin Ltd.	155,286	33,221,887
	Garrett Motion, Inc.	175,864	2,979,136
	General Motors Co.	1,015,788	70,180,793
*	Genesco, Inc.	18,103	525,168
	Gentex Corp.	395,478	9,273,959
*	Gentherm, Inc.	52,061	1,915,845
	Genuine Parts Co.	178,648	22,743,677

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CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	G-III Apparel Group Ltd.	76,065	$2,042,345
#*	Global Business Travel Group I	79,015	621,058
*	Goodyear Tire & Rubber Co.	524,684	3,615,073
	Graham Holdings Co., Class B	7,504	7,595,024
*	Grand Canyon Education, Inc.	50,608	9,529,486
*	Green Brick Partners, Inc.	31,887	2,064,364
	Group 1 Automotive, Inc.	23,413	9,307,604
*	Groupon, Inc.	44,759	900,999
	Guess?, Inc.	60,784	1,032,112
	H&R Block, Inc.	159,291	7,923,134
	Hamilton Beach Brands Holding Co., Class A	17,801	250,460
*	Hanesbrands, Inc.	445,086	2,942,018
#	Harley-Davidson, Inc.	133,918	3,613,108
	Hasbro, Inc.	121,667	9,284,409
	Haverty Furniture Cos., Inc. (HVT US)	17,885	390,072
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	2,523	56,490
*	Helen of Troy Ltd.	32,388	603,388
#*	Hilton Grand Vacations, Inc.	113,900	4,721,155
	Hilton Worldwide Holdings, Inc.	86,401	22,201,601
*	Holley, Inc.	136,378	391,405
	Home Depot, Inc.	456,996	173,471,112
	Hooker Furnishings Corp.	21,195	192,451
*	Hovnanian Enterprises, Inc., Class A	300	36,069
#	Hyatt Hotels Corp., Class A	43,346	5,956,174
#	Installed Building Products, Inc.	49,237	12,222,100
	J Jill, Inc.	3,140	47,320
	JAKKS Pacific, Inc.	6,158	104,686
	Jerash Holdings U.S., Inc.	3,471	11,767
	Johnson Outdoors, Inc., Class A	17,380	707,887
	KB Home	116,694	7,284,039
#	Kohl's Corp.	119,716	1,947,779
	Kontoor Brands, Inc.	75,714	6,126,777
*	Koss Corp.	2,964	14,316
#	Krispy Kreme, Inc.	66,243	237,812
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Kura Sushi USA, Inc., Class A	6,958	$396,119
#	Lakeland Industries, Inc.	17,245	283,853
#*	Lands' End, Inc.	44,482	700,147
	Las Vegas Sands Corp.	217,463	12,906,429
*	Latham Group, Inc.	9,398	68,135
*	Laureate Education, Inc.	256,252	7,438,996
*††	Lazare Kaplan International, Inc.	3,667	0
	La-Z-Boy, Inc.	74,248	2,353,662
	LCI Industries	44,099	4,563,805
#	Lear Corp.	75,871	7,939,900
*	Legacy Housing Corp.	9,372	210,448
	Leggett & Platt, Inc.	65,218	609,136
#	Lennar Corp. (LEN US), Class A	262,174	32,449,276
#	Lennar Corp. (LENB US), Class B	19,551	2,307,996
#	Levi Strauss & Co., Class A	140,939	2,858,243
*	LGI Homes, Inc.	36,305	1,481,607
*	Life Time Group Holdings, Inc.	311,809	7,711,037
#	Lifetime Brands, Inc.	42,821	145,163
#*	Light & Wonder, Inc.	67,849	4,932,622
*	Lincoln Educational Services Corp.	47,476	921,984
*	Lindblad Expeditions Holdings, Inc.	11,010	132,781
	Lithia Motors, Inc.	46,192	14,507,983
	LKQ Corp.	295,104	9,431,524
*	Lovesac Co.	19,588	271,686
	Lowe's Cos., Inc.	85,813	20,434,650
#*	Lucid Group, Inc.	201,423	3,575,258
*	Lululemon Athletica, Inc.	101,730	17,349,034
*	M/I Homes, Inc.	28,770	3,601,716
	Macy's, Inc.	494,192	9,631,802
*	Malibu Boats, Inc., Class A	40,909	1,140,134
	Marine Products Corp.	34,135	288,441
*	MarineMax, Inc.	26,882	665,867
#	Marriott International, Inc., Class A	77,376	20,162,638
#	Marriott Vacations Worldwide Corp.	60,962	4,022,273
*	MasterCraft Boat Holdings, Inc.	24,198	485,412
*	Mattel, Inc.	370,356	6,807,143
	Matthews International Corp., Class A	3,206	75,085

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CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	McDonald's Corp.	153,898	$45,927,780
	Meritage Homes Corp.	130,018	8,784,016
#*	MGM Resorts International	257,788	8,256,950
*	Mister Car Wash, Inc.	210,242	1,175,253
*	Mobileye Global, Inc., Class A	183,729	2,416,036
#*	Modine Manufacturing Co.	85,793	13,144,346
*	Mohawk Industries, Inc.	72,620	8,252,537
	Monarch Casino & Resort, Inc.	6,743	607,342
#	Monro, Inc.	39,545	579,334
*	Motorcar Parts of America, Inc.	39,391	672,010
	Movado Group, Inc.	22,091	402,277
#	Murphy USA, Inc.	28,968	10,376,338
	Nathan's Famous, Inc.	5,044	533,807
*	National Vision Holdings, Inc.	143,484	3,694,713
	Newell Brands, Inc.	763,686	2,596,532
	NIKE, Inc., Class B	377,528	24,384,534
*	Norwegian Cruise Line Holdings Ltd.	583,336	13,078,393
*	NVR, Inc.	3,426	24,704,269
*	Ollie's Bargain Outlet Holdings, Inc.	112,120	13,545,217
	OneSpaWorld Holdings Ltd.	154,908	3,604,709
#*	OneWater Marine, Inc., Class A	17,737	275,456
*	O'Reilly Automotive, Inc.	128,944	12,177,471
#	Oxford Industries, Inc.	18,801	692,817
#	Papa John's International, Inc.	38,399	1,951,053
#	Patrick Industries, Inc.	71,274	7,438,867
#*	Penn Entertainment, Inc.	100,413	1,652,798
	Penske Automotive Group, Inc.	147,130	23,551,099
	Perdoceo Education Corp.	128,800	4,090,688
#*	Petco Health & Wellness Co., Inc.	174,718	555,603
*	PetMed Express, Inc.	4,547	11,686
	Phinia, Inc.	70,099	3,638,839
*	Planet Fitness, Inc., Class A	114,739	10,405,680
#	Polaris, Inc.	61,947	4,094,697
	Pool Corp.	37,632	10,050,002
#*	Portillo's, Inc., Class A	76,744	410,580
	PulteGroup, Inc.	184,688	22,138,551
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Pursuit Attractions & Hospitality, Inc.	44,739	$1,587,340
#	PVH Corp.	71,977	5,637,958
*	QuantumScape Corp.	11,827	218,090
	Ralph Lauren Corp.	58,151	18,588,549
*	Rave Restaurant Group, Inc.	478	1,224
	RCI Hospitality Holdings, Inc.	15,909	396,293
	Red Rock Resorts, Inc., Class A	89,349	4,763,195
*	Revolve Group, Inc.	60,627	1,341,069
#*	RH	30,257	5,219,030
#*	Rivian Automotive, Inc., Class A	947,172	12,853,124
	Rocky Brands, Inc.	14,995	422,709
	Ross Stores, Inc.	281,880	44,796,370
	Royal Caribbean Cruises Ltd.	179,655	51,530,444
*	Rush Street Interactive, Inc.	30,460	516,602
*	Sabre Corp.	110,693	226,367
#*	Sally Beauty Holdings, Inc.	177,573	2,683,128
#*	Savers Value Village, Inc.	88,836	818,180
	Service Corp. International	224,107	18,715,176
*	Shake Shack, Inc., Class A	35,870	3,461,814
#*	SharkNinja, Inc.	159,771	13,660,420
	Shoe Carnival, Inc.	49,480	906,968
#	Signet Jewelers Ltd.	130,599	12,909,711
#*	Sleep Number Corp.	38,743	213,086
	Smith & Wesson Brands, Inc.	63,962	613,076
#	Somnigroup International, Inc.	317,043	25,154,192
	Sonic Automotive, Inc., Class A	39,858	2,532,179
*	Sonos, Inc.	51,623	886,367
*	Sportsman's Warehouse Holdings, Inc.	4,887	12,071
	Standard Motor Products, Inc.	39,787	1,477,291
	Starbucks Corp.	218,009	17,630,388
#	Steven Madden Ltd.	115,876	3,929,355
*	Stitch Fix, Inc., Class A	118,043	494,600
*	Stoneridge, Inc.	44,097	300,301
	Strategic Education, Inc.	48,786	3,706,760
*	Strattec Security Corp.	7,055	432,895

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CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Stride, Inc.	128,691	$8,756,136
	Sturm Ruger & Co., Inc.	21,137	896,420
	Superior Group of Cos., Inc.	44,530	415,910
#*	Sweetgreen, Inc., Class A	111,889	703,782
*	Sypris Solutions, Inc.	1,331	2,649
	Tandy Leather Factory, Inc.	825	2,516
	Tapestry, Inc.	323,864	35,566,744
*	Target Hospitality Corp.	8,237	63,343
*	Taylor Morrison Home Corp.	276,729	16,401,728
*	Tesla, Inc.	233,382	106,552,886
	Texas Roadhouse, Inc.	88,442	14,467,342
#	Thor Industries, Inc.	92,693	9,672,515
*	Tile Shop Holdings, Inc.	74,307	465,162
#*	Tilly's, Inc., Class A	51,953	79,488
	TJX Cos., Inc.	603,053	84,511,847
	Toll Brothers, Inc.	196,569	26,526,987
#*	TopBuild Corp.	68,601	28,982,550
*	Topgolf Callaway Brands Corp.	224,597	2,113,458
	Tractor Supply Co.	477,200	25,821,292
	Travel & Leisure Co.	72,134	4,528,573
*	Tri Pointe Homes, Inc.	157,670	5,021,789
*	Ulta Beauty, Inc.	58,048	30,177,994
*	Under Armour, Inc. (UA US), Class C	318,034	1,412,071
#*	Under Armour, Inc. (UAA US), Class A	157,265	724,992
*	Unifi, Inc.	23,073	102,906
#*	United Parks & Resorts, Inc.	61,139	2,959,128
*	Universal Electronics, Inc.	1,852	7,204
*	Universal Technical Institute, Inc.	100,171	2,977,082
#	Upbound Group, Inc.	99,670	1,931,605
#*	Urban Outfitters, Inc.	244,921	15,824,346
#	Vail Resorts, Inc.	50,086	7,429,256
#*	Valvoline, Inc.	228,066	7,528,459
*	Vera Bradley, Inc.	44,423	104,394
#	VF Corp.	248,396	3,487,480
#*	Victoria's Secret & Co.	136,643	4,816,666
	Visteon Corp.	49,147	5,266,593
*	Warby Parker, Inc., Class A	90,844	1,779,634
*	Wayfair, Inc., Class A	17,399	1,800,970
#	Wendy's Co.	449,620	3,839,755
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Weyco Group, Inc.	21,135	$605,940
#	Whirlpool Corp.	54,663	3,915,511
	Williams-Sonoma, Inc.	199,348	38,741,290
#	Wingstop, Inc.	21,362	4,627,650
	Winmark Corp.	3,272	1,319,172
	Winnebago Industries, Inc.	51,920	1,957,903
	Wolverine World Wide, Inc.	136,763	3,104,520
#	Wyndham Hotels & Resorts, Inc.	88,663	6,510,524
#	Wynn Resorts Ltd.	30,474	3,626,101
*	XPEL, Inc.	13,233	451,245
*	YETI Holdings, Inc.	92,244	3,135,374
	Yum! Brands, Inc.	108,530	14,999,931
*	Zumiez, Inc.	29,393	636,358
TOTAL CONSUMER DISCRETIONARY			3,274,711,069
CONSUMER STAPLES — (5.0%)
#	Albertsons Cos., Inc., Class A	761,618	13,473,022
	Alico, Inc.	15,158	533,713
	Altria Group, Inc.	377,456	21,280,969
	Andersons, Inc.	61,883	2,865,802
	Archer-Daniels-Midland Co.	237,329	14,365,524
#	B&G Foods, Inc.	65,915	263,660
*	BellRing Brands, Inc.	139,061	4,189,908
*	BJ's Wholesale Club Holdings, Inc.	239,975	21,180,194
*	Boston Beer Co., Inc. , Class A	15,461	3,200,272
*	Bridgford Foods Corp.	11,491	91,583
#	Brown-Forman Corp. (BF/A US), Class A	54,390	1,475,057
#	Brown-Forman Corp. (BFB US), Class B	231,870	6,313,820
	Bunge Global SA	234,960	22,227,216
	Calavo Growers, Inc.	33,639	747,122
	Cal-Maine Foods, Inc.	90,674	7,961,177
#	Campbell's Co.	328,317	9,892,191
	Casey's General Stores, Inc.	48,518	24,898,952
*	Celsius Holdings, Inc.	68,737	4,140,030
#*	Central Garden & Pet Co. (CENT US)	36,639	1,123,718
*	Central Garden & Pet Co. (CENTA US), Class A	136,866	3,806,244
#*	Chefs' Warehouse, Inc.	61,367	3,620,653
	Church & Dwight Co., Inc.	219,434	19,242,168

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CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Clorox Co.	106,173	$11,940,216
	Coca-Cola Co.	2,176,890	149,987,721
	Coca-Cola Consolidated, Inc.	133,090	17,352,274
*	Coffee Holding Co., Inc.	3,583	14,619
	Colgate-Palmolive Co.	345,859	26,648,436
	Conagra Brands, Inc.	527,801	9,072,899
#	Constellation Brands, Inc., Class A	95,293	12,519,594
	Costco Wholesale Corp.	105,983	96,598,205
*	Coty, Inc., Class A	343,373	1,363,191
*	Darling Ingredients, Inc.	291,147	9,331,261
	Dole PLC	82,928	1,056,503
	Dollar General Corp.	205,946	20,318,632
#*	Dollar Tree, Inc.	274,252	27,183,858
	Edgewell Personal Care Co.	56,234	1,090,377
*	elf Beauty, Inc.	45,798	5,593,768
#	Energizer Holdings, Inc.	84,813	1,970,206
	Estee Lauder Cos., Inc., Class A	72,305	6,991,171
*	FitLife Brands, Inc.	600	11,472
#	Flowers Foods, Inc.	232,675	2,775,813
#	Fresh Del Monte Produce, Inc.	88,961	3,144,771
*»	Fresh Market, Inc.	18,803	0
#*	Freshpet, Inc.	47,808	2,352,632
	General Mills, Inc.	293,041	13,658,641
*	Grocery Outlet Holding Corp.	102,608	1,396,495
*	Herbalife Ltd.	84,000	672,000
	Hershey Co.	140,242	23,789,251
*	HF Foods Group, Inc.	9,203	19,879
#*	Honest Co., Inc.	197,870	674,737
	Hormel Foods Corp.	431,029	9,305,916
	Ingles Markets, Inc., Class A	26,212	1,811,249
	Ingredion, Inc.	115,642	13,346,243
	Interparfums, Inc.	48,456	4,319,852
	J&J Snack Foods Corp.	27,656	2,341,080
	J.M. Smucker Co.	104,364	10,806,892
	John B Sanfilippo & Son, Inc.	12,137	761,961
	Kenvue, Inc.	1,694,718	24,353,098
	Keurig Dr. Pepper, Inc.	696,563	18,918,651
	Kimberly-Clark Corp.	182,771	21,879,516
	Kraft Heinz Co.	456,411	11,287,044
	Kroger Co.	1,280,416	81,472,870
*	Laird Superfood, Inc.	4,842	23,968
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Lamb Weston Holdings, Inc.	152,573	$9,418,331
#	Lifevantage Corp.	21,105	172,850
*	Lifeway Foods, Inc.	25,136	603,013
	Limoneira Co.	25,559	361,149
*	Mama's Creations, Inc.	9,034	95,670
*	Mannatech, Inc.	867	8,531
*	Maplebear, Inc.	255,563	9,420,052
	Marzetti Co.	41,585	6,520,112
	McCormick & Co., Inc. (MKC US)	206,990	13,280,478
	McCormick & Co., Inc. (MKC/V US)	6,660	426,007
*	Medifast, Inc.	18,745	225,315
	MGP Ingredients, Inc.	28,295	684,739
*	Mission Produce, Inc.	82,816	954,040
#	Molson Coors Beverage Co., Class B	214,103	9,360,583
	Mondelez International, Inc., Class A	545,190	31,326,617
*	Monster Beverage Corp.	526,632	35,194,817
*	National Beverage Corp.	111,023	3,804,758
*	Natural Alternatives International, Inc.	16,603	46,322
	Natural Grocers by Vitamin Cottage, Inc.	41,359	1,327,210
	Natural Health Trends Corp.	2,025	8,930
*	Nature's Sunshine Products, Inc.	53,859	726,019
	Nu Skin Enterprises, Inc., Class A	10,900	116,848
	Oil-Dri Corp. of America	26,740	1,481,129
	PepsiCo, Inc.	945,791	138,170,607
*	Performance Food Group Co.	155,578	15,050,616
	Philip Morris International, Inc.	291,355	42,051,267
#	Pilgrim's Pride Corp.	209,064	7,965,338
*	Post Holdings, Inc.	130,338	13,546,028
	PriceSmart, Inc.	54,458	6,259,403
	Procter & Gamble Co.	1,402,334	210,868,964
#	Reynolds Consumer Products, Inc.	147,410	3,602,700
	Seaboard Corp.	1,109	3,737,308
*	Seneca Foods Corp. (SENEA US), Class A	15,264	1,645,994

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CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*»	Seneca Foods Corp. (SENEB US), Class B	2,299	$252,660
*	Simply Good Foods Co.	190,449	3,727,087
	Spectrum Brands Holdings, Inc.	69,759	3,758,615
*	Sprouts Farmers Market, Inc.	221,512	17,490,588
	Sysco Corp.	355,663	26,418,648
	Target Corp.	430,413	39,907,893
#	Tootsie Roll Industries, Inc.	75,654	2,669,830
*	TreeHouse Foods, Inc.	55,636	1,012,575
	Turning Point Brands, Inc.	35,127	3,157,917
	Tyson Foods, Inc., Class A	265,567	13,652,800
*	U.S. Foods Holding Corp.	443,636	32,216,846
*	United Natural Foods, Inc.	109,284	4,114,543
	United-Guardian, Inc.	4,655	33,376
#	Universal Corp.	46,810	2,372,331
*	USANA Health Sciences, Inc.	30,301	640,866
	Utz Brands, Inc.	92,117	969,992
	Village Super Market, Inc., Class A	24,258	760,974
#*	Vita Coco Co., Inc.	62,754	2,584,210
*	Vital Farms, Inc.	60,226	1,978,424
	Walmart, Inc.	2,286,919	231,390,465
	WD-40 Co.	20,432	3,969,529
#	Weis Markets, Inc.	44,585	2,824,014
*	Willamette Valley Vineyards, Inc.	871	2,787
*	Zevia PBC, Class A	7,218	17,035
TOTAL CONSUMER STAPLES			1,799,435,707
ENERGY — (4.6%)
*	Amplify Energy Corp.	48,704	221,116
	Antero Midstream Corp.	833,419	14,376,478
*	Antero Resources Corp.	452,184	13,977,007
	APA Corp.	415,515	9,411,415
	Archrock, Inc.	316,797	8,005,460
	Ardmore Shipping Corp.	73,197	921,550
	Baker Hughes Co.	705,645	34,160,274
	Berry Corp.	107,332	361,709
*	Bristow Group, Inc.	42,030	1,710,621
	Cactus, Inc., Class A	78,706	3,476,444
		Shares	Value†
ENERGY — (Continued)
	California Resources Corp.	138,147	$6,516,394
#*	Centrus Energy Corp., Class A	20,059	7,370,880
	Cheniere Energy, Inc.	204,365	43,325,380
	Chevron Corp.	1,445,335	227,958,236
	Chord Energy Corp. (CHRD US)	20,480	1,857,946
*	Clean Energy Fuels Corp.	278,112	795,400
#*	CNX Resources Corp.	401,459	13,513,110
#*	Comstock Resources, Inc.	442,267	8,292,506
*	Comstock, Inc.	5,400	16,740
	ConocoPhillips	1,303,709	115,847,582
	Core Laboratories, Inc.	27,162	432,962
#	Core Natural Resources, Inc.	25,148	1,986,692
	Coterra Energy, Inc.	871,719	20,624,872
	Crescent Energy Co., Class A	264,310	2,228,133
*	CVR Energy, Inc.	86,273	3,070,456
	Devon Energy Corp.	745,696	24,227,663
	DHT Holdings, Inc.	321,505	4,269,586
#	Diamondback Energy, Inc.	207,815	29,757,030
*	DMC Global, Inc.	26,142	210,705
	Dorian LPG Ltd.	80,132	2,311,808
*	DT Midstream, Inc.	163,614	17,914,097
	Energy Services of America Corp.	19,547	214,235
	EOG Resources, Inc.	444,983	47,097,001
	Epsilon Energy Ltd.	49,751	238,805
	EQT Corp.	458,430	24,562,679
	Evolution Petroleum Corp.	53,770	235,513
	Excelerate Energy, Inc., Class A	21,877	566,833
	Expand Energy Corp.	387,920	40,076,015
#*	Expro Group Holdings NV	127,344	1,729,332
	Exxon Mobil Corp.	3,049,952	348,792,511
*	Forum Energy Technologies, Inc.	380	10,176
	FutureFuel Corp.	66,379	260,870
*	Geospace Technologies Corp.	35,517	900,001
	Granite Ridge Resources, Inc.	18,515	97,759
*	Green Plains, Inc.	49,291	506,712
*	Gulf Island Fabrication, Inc.	15,569	121,594
*	Gulfport Energy Corp.	23,098	4,296,459

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CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Halliburton Co.	938,690	$25,194,440
*	Helix Energy Solutions Group, Inc.	176,154	1,183,755
#	Helmerich & Payne, Inc.	113,213	2,972,973
	HF Sinclair Corp.	337,290	17,404,164
*	Innovex International, Inc.	10,330	207,323
#	International Seaways, Inc.	89,544	4,587,339
	Kinder Morgan, Inc.	1,110,332	29,079,595
#	Kinetik Holdings, Inc.	30,453	1,172,745
	Kodiak Gas Services, Inc.	112,488	4,148,557
#	Liberty Energy, Inc.	178,430	3,231,367
#	Magnolia Oil & Gas Corp., Class A	221,811	4,981,875
*	Mammoth Energy Services, Inc.	14,869	30,333
	Marathon Petroleum Corp.	188,159	36,674,071
	Matador Resources Co.	298,453	11,776,955
#	Murphy Oil Corp.	223,297	6,319,305
*	Nabors Industries Ltd.	2,059	99,903
	NACCO Industries, Inc., Class A	13,732	580,589
	Natural Gas Services Group, Inc.	35,963	1,001,210
*	NCS Multistage Holdings, Inc.	1,376	50,499
#	Noble Corp. PLC	184,088	5,402,983
#	Nordic American Tankers Ltd.	329,122	1,211,169
#	Northern Oil & Gas, Inc.	107,529	2,379,617
	NOV, Inc.	630,478	9,204,979
	Occidental Petroleum Corp.	694,342	28,606,890
*	Oceaneering International, Inc.	143,178	3,334,616
*	Oil States International, Inc.	111,427	665,219
	ONEOK, Inc.	538,688	36,092,096
	Ovintiv, Inc.	207,673	7,789,814
*	Par Pacific Holdings, Inc.	66,104	2,642,838
	PBF Energy, Inc., Class A	216,088	7,383,727
#	Peabody Energy Corp.	166,097	4,554,380
	Permian Resources Corp.	751,708	9,441,453
	Phillips 66	262,544	35,742,740
		Shares	Value†
ENERGY — (Continued)
*	PrimeEnergy Resources Corp.	3,208	$433,850
*	ProPetro Holding Corp.	130,183	1,351,300
	Range Resources Corp.	429,175	15,257,171
	Ranger Energy Services, Inc., Class A	28,964	397,965
*	REX American Resources Corp.	74,559	2,388,125
	Riley Exploration Permian, Inc.	1,097	28,544
#	RPC, Inc.	274,147	1,425,564
	SandRidge Energy, Inc.	53,216	633,803
	Scorpio Tankers, Inc.	91,922	5,671,587
*	SEACOR Marine Holdings, Inc.	31,068	197,593
#*	Seadrill Ltd.	85,224	2,689,669
	Select Water Solutions, Inc.	187,090	2,162,760
#	SFL Corp. Ltd.	174,296	1,300,248
	SLB Ltd.	1,260,691	45,460,517
#	SM Energy Co.	127,501	2,663,496
	Solaris Energy Infrastructure, Inc.	67,099	3,571,680
*	Stabilis Solutions, Inc.	3,403	16,981
*	Talos Energy, Inc.	334,800	3,284,388
	Targa Resources Corp.	213,248	32,848,722
	TechnipFMC PLC	594,664	24,589,356
	Teekay Corp. Ltd.	153,639	1,478,007
	Teekay Tankers Ltd., Class A	53,875	3,286,375
*	TETRA Technologies, Inc.	62,984	444,667
#	Texas Pacific Land Corp.	18,458	17,412,908
#*	Tidewater, Inc.	92,901	4,699,862
*	TOP Ships, Inc.	1,424	8,544
#*	Transocean Ltd.	1,093,173	4,197,784
#*	Uranium Energy Corp.	91,900	1,390,447
	VAALCO Energy, Inc.	11,059	43,462
#*	Valaris Ltd.	84,573	4,746,237
	Valero Energy Corp.	245,229	41,581,029
	Viper Energy, Inc., Class A	28,774	1,080,751
#	Vitesse Energy, Inc.	53,203	1,157,165
	Weatherford International PLC	85,111	6,271,830
	Western Midstream Partners LP	18,468	692,012
	Williams Cos., Inc.	674,140	39,012,482

102

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	World Kinect Corp.	116,491	$3,011,292
TOTAL ENERGY			1,670,894,439
FINANCIALS — (16.2%)
	1st Source Corp.	59,365	3,528,656
*	Acacia Research Corp.	134,535	466,836
	Acadian Asset Management, Inc.	71,701	3,448,818
#	ACNB Corp.	15,047	679,823
	Affiliated Managers Group, Inc.	50,548	12,028,402
	Affinity Bancshares, Inc.	11,076	210,112
#*	Affirm Holdings, Inc.	240,554	17,291,022
	Aflac, Inc.	377,528	40,467,226
	Alerus Financial Corp.	20,205	426,730
	Allstate Corp.	226,588	43,396,134
#	Ally Financial, Inc.	593,124	23,114,042
	Amalgamated Financial Corp.	54,251	1,478,882
*	Ambac Financial Group, Inc.	73,748	605,471
	Amerant Bancorp, Inc.	65,661	1,101,135
	American Coastal Insurance Corp.	6,725	79,624
	American Express Co.	334,085	120,514,482
	American Financial Group, Inc.	125,882	16,576,142
	American International Group, Inc.	509,460	40,226,962
	Ameriprise Financial, Inc.	96,609	43,741,657
	Ameris Bancorp	128,939	9,234,611
	AMERISAFE, Inc.	24,774	992,942
	AmeriServ Financial, Inc.	21,821	66,554
	Ames National Corp.	11,722	244,521
	Aon PLC, Class A	72,361	24,651,945
	Apollo Global Management, Inc.	183,295	22,785,401
	Arch Capital Group Ltd.	327,862	28,297,769
	ARES Management Corp., Class A	49,832	7,410,517
	Arrow Financial Corp.	25,758	718,391
	Arthur J Gallagher & Co.	67,527	16,847,311
#	Artisan Partners Asset Management, Inc., Class A	124,800	5,448,768
	Associated Banc-Corp.	298,827	7,401,945
		Shares	Value†
FINANCIALS — (Continued)
	Associated Capital Group, Inc., Class A	5,133	$187,354
	Assurant, Inc.	90,918	19,249,159
	Assured Guaranty Ltd.	113,118	9,115,048
	Atlantic American Corp.	17,563	49,703
#	Atlantic Union Bankshares Corp.	233,859	7,605,095
*	Atlanticus Holdings Corp.	27,869	1,535,861
	Auburn National BanCorp, Inc.	6,204	160,932
	Axis Capital Holdings Ltd.	140,855	13,192,479
*	Axos Financial, Inc.	101,974	7,951,933
#*	Baldwin Insurance Group, Inc.	73,864	1,632,394
	Banc of California, Inc.	251,144	4,261,914
	BancFirst Corp.	69,987	7,618,785
*	Bancorp, Inc.	83,001	5,425,775
#	Bank First Corp.	2,085	254,620
	Bank of America Corp.	3,352,939	179,214,590
	Bank of Hawaii Corp.	73,173	4,751,123
	Bank of Marin Bancorp	29,353	755,840
#	Bank of New York Mellon Corp.	499,078	53,865,489
	Bank of NT Butterfield & Son Ltd.	78,448	3,629,004
	Bank of the James Financial Group, Inc.	8,408	142,516
#	Bank OZK	205,326	9,237,617
	Bank7 Corp.	1,366	56,703
	BankFinancial Corp.	37,769	417,347
	BankUnited, Inc.	138,114	5,535,609
	Bankwell Financial Group, Inc.	8,385	363,490
	Banner Corp.	62,593	3,779,991
	Bar Harbor Bankshares	30,060	881,660
	BayCom Corp.	21,758	593,123
	BCB Bancorp, Inc.	21,671	172,068
#	Beacon Financial Corp.	134,082	3,263,556
*	Berkshire Hathaway, Inc., Class B	813,088	388,282,044
	BGC Group, Inc., Class A	571,261	5,221,326
	Blackrock, Inc.	38,710	41,915,575
	Blackstone, Inc.	115,421	16,925,335
*	Block, Inc.	250,201	19,000,264
*	Blue Foundry Bancorp	39,705	327,169

103

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Blue Ridge Bankshares, Inc.	6,136	$27,489
	BOK Financial Corp.	116,319	12,164,641
*	Bowhead Specialty Holdings, Inc.	1,011	24,224
	Bread Financial Holdings, Inc.	84,041	5,265,169
*	Bridgewater Bancshares, Inc.	44,336	729,771
*	Brighthouse Financial, Inc.	121,788	6,950,441
*	Broadway Financial Corp.	61	379
	Brown & Brown, Inc.	220,000	17,542,800
	Burke & Herbert Financial Services Corp.	14,058	827,454
	Business First Bancshares, Inc.	17,724	434,592
*	BV Financial, Inc.	2,876	46,879
	Byline Bancorp, Inc.	56,120	1,500,649
	C&F Financial Corp.	5,958	407,587
	Cadence Bank	242,929	9,168,140
*	California BanCorp	5,647	104,413
*»	California First Leasing Corp.	779	17,333
	Camden National Corp.	30,488	1,163,117
	Capital Bancorp, Inc.	4,480	124,522
	Capital City Bank Group, Inc.	37,270	1,449,803
	Capital One Financial Corp.	343,022	75,461,410
	Capitol Federal Financial, Inc.	204,693	1,236,346
	Carlyle Group, Inc.	288,208	15,367,251
*	Carter Bankshares, Inc.	29,537	504,492
	Cass Information Systems, Inc.	23,813	941,328
	Cathay General Bancorp	124,493	5,658,207
	CB Financial Services, Inc.	747	24,180
	Cboe Global Markets, Inc.	93,320	22,923,125
	Central Pacific Financial Corp.	48,861	1,393,027
	CF Bankshares, Inc.	7,043	163,398
	Charles Schwab Corp.	678,772	64,157,529
	Chemung Financial Corp.	9,469	479,794
	ChoiceOne Financial Services, Inc.	543	15,552
		Shares	Value†
FINANCIALS — (Continued)
	Chubb Ltd.	178,272	$49,370,648
	Cincinnati Financial Corp.	188,614	29,157,838
	Citigroup, Inc.	941,348	95,292,658
	Citizens & Northern Corp.	23,418	453,372
	Citizens Community Bancorp, Inc.	24,520	383,738
	Citizens Financial Group, Inc.	536,649	27,299,335
	Citizens Financial Services, Inc.	934	51,174
	City Holding Co.	39,028	4,600,621
	Civista Bancshares, Inc.	24,121	519,325
	CME Group, Inc.	111,525	29,608,772
	CNB Financial Corp.	54,779	1,347,563
	CNO Financial Group, Inc.	170,411	6,819,848
*	Coastal Financial Corp.	24,466	2,605,629
	Cohen & Co., Inc.	1,816	17,434
#	Cohen & Steers, Inc.	98,800	6,750,016
*	Coinbase Global, Inc., Class A	120,391	41,388,018
	Colony Bankcorp, Inc.	22,040	352,420
	Columbia Banking System, Inc.	194,329	5,208,017
#*	Columbia Financial, Inc.	157,387	2,321,458
	Comerica, Inc.	168,640	12,900,960
	Commerce Bancshares, Inc.	240,432	12,653,936
	Community Financial System, Inc.	95,665	5,307,494
	Community Trust Bancorp, Inc.	44,717	2,289,287
	Community West Bancshares	27,567	583,869
	ConnectOne Bancorp, Inc.	99,701	2,398,806
*	Consumer Portfolio Services, Inc.	175,197	1,471,655
	Corebridge Financial, Inc.	513,553	16,721,286
*	Corpay, Inc.	113,759	29,617,156
	Crawford & Co. (CRD/A US), Class A	76,724	830,921
	Crawford & Co. (CRD/B US), Class B	54,625	548,435
#*	Credit Acceptance Corp.	26,793	11,985,581

104

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Cullen/Frost Bankers, Inc.	103,752	$12,776,021
*	Customers Bancorp, Inc.	60,241	4,043,376
	CVB Financial Corp.	249,437	4,582,158
#*	Dave, Inc.	7,466	1,786,763
	Diamond Hill Investment Group, Inc.	4,937	633,664
	DigitalBridge Group, Inc.	302,631	3,580,125
	Dime Community Bancshares, Inc.	82,615	2,168,644
	Donegal Group, Inc. (DGICA US), Class A	55,956	1,049,175
	Donegal Group, Inc. (DGICB US), Class B	5,678	86,533
*	Donnelley Financial Solutions, Inc.	49,541	2,276,409
	Eagle Bancorp Montana, Inc.	10,752	174,505
#	Eagle Bancorp, Inc.	59,127	990,377
	East West Bancorp, Inc.	182,948	18,587,517
	Eastern Bankshares, Inc.	294,412	5,161,042
*	eHealth, Inc.	6,248	32,427
	Employers Holdings, Inc.	51,156	1,950,578
	Enact Holdings, Inc.	37,161	1,327,391
*	Encore Capital Group, Inc.	42,715	1,776,090
*	Enova International, Inc.	69,659	8,329,127
	Enterprise Financial Services Corp.	69,252	3,626,727
	Equitable Holdings, Inc.	521,959	25,784,775
	Equity Bancshares, Inc., Class A	35,658	1,444,506
	Erie Indemnity Co., Class A	32,785	9,594,202
	Esquire Financial Holdings, Inc.	12,821	1,202,610
	Essent Group Ltd.	177,539	10,753,537
*	Euronet Worldwide, Inc.	74,097	5,620,998
	Evercore, Inc., Class A	50,884	14,988,391
	Everest Group Ltd.	43,520	13,687,910
	EVERTEC, Inc.	158,139	4,502,217
		Shares	Value†
FINANCIALS — (Continued)
#*	EZCORP, Inc., Class A	137,432	$2,508,134
	F&G Annuities & Life, Inc.	32,157	953,455
	FactSet Research Systems, Inc.	38,082	10,160,278
	Farmers & Merchants Bancorp, Inc.	8,217	196,386
	Farmers National Banc Corp.	48,638	631,321
*	FB Bancorp, Inc.	1,168	14,156
	FB Financial Corp.	85,503	4,618,017
	Federal Agricultural Mortgage Corp. (AGM US), Class C	16,496	2,616,925
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	2,460	294,954
#	Federated Hermes, Inc.	223,422	10,831,499
	Fidelis Insurance Holdings Ltd.	31,701	569,984
#	Fidelity D&D Bancorp, Inc.	2,824	123,352
	Fidelity National Financial, Inc.	275,051	15,193,817
	Fidelity National Information Services, Inc.	294,953	18,440,462
	Fifth Third Bancorp	780,570	32,487,323
*	Finance of America Cos., Inc., Class A	107	2,354
	Financial Institutions, Inc.	29,131	828,194
	Finward Bancorp	1,450	50,967
*	Finwise Bancorp	11,665	223,851
	First American Financial Corp.	223,212	13,952,982
	First BanCorp	377,366	7,354,863
	First Bancorp, Inc.	23,903	592,555
#	First Bancorp/Southern Pines NC	95,806	4,650,423
	First Bank	38,105	595,200
	First Busey Corp.	160,480	3,588,333
	First Business Financial Services, Inc.	19,052	964,222
	First Capital, Inc.	4,002	172,286
	First Citizens BancShares, Inc., Class A	8,458	15,434,328

105

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Commonwealth Financial Corp.	202,961	$3,103,274
	First Community Bankshares, Inc.	47,318	1,530,264
	First Community Corp.	11,112	297,913
	First Financial Bancorp	209,024	4,893,252
	First Financial Bankshares, Inc.	206,809	6,388,330
	First Financial Corp.	21,353	1,138,542
*»	First Financial Northwest, Inc.	22,460	26,952
#*	First Foundation, Inc.	118,256	643,313
#	First Hawaiian, Inc.	183,174	4,493,258
	First Horizon Corp.	614,776	13,131,615
	First Internet Bancorp	15,700	278,518
	First Interstate BancSystem, Inc., Class A	140,474	4,389,812
	First Merchants Corp.	104,023	3,690,736
	First Mid Bancshares, Inc.	33,697	1,203,994
	First National Corp.	1,920	43,238
	First Northwest Bancorp	3,808	34,539
	First Savings Financial Group, Inc.	11,154	330,158
	First U.S. Bancshares, Inc.	11,190	144,015
	First United Corp.	15,434	532,936
*	First Western Financial, Inc.	11,240	259,532
	FirstCash Holdings, Inc.	79,937	12,670,014
*	Firstsun Capital Bancorp	614	20,901
*	Fiserv, Inc.	210,522	14,039,712
	Five Star Bancorp	8,307	294,982
#	Flagstar Bank NA	495,431	5,657,822
	Flushing Financial Corp.	62,647	856,384
*	Flywire Corp.	13,349	177,809
	FNB Corp.	611,774	9,617,087
	Franklin Financial Services Corp.	4,753	215,311
	Franklin Resources, Inc.	319,369	7,220,933
	FS Bancorp, Inc.	21,292	823,787
	Fulton Financial Corp.	328,117	5,699,392
	FVCBankcorp, Inc.	11,566	141,337
#	GCM Grosvenor, Inc., Class A	35,952	413,808
*	Genworth Financial, Inc.	744,445	6,283,116
		Shares	Value†
FINANCIALS — (Continued)
	German American Bancorp, Inc.	67,843	$2,614,669
#	Glacier Bancorp, Inc.	231,316	9,449,259
*	Glen Burnie Bancorp	303	1,406
#	Global Payments, Inc.	201,421	15,662,497
	Globe Life, Inc.	122,997	16,175,335
*	GoHealth, Inc., Class A	1,659	6,570
	Goldman Sachs Group, Inc.	169,100	133,482,467
	Goosehead Insurance, Inc., Class A	17,764	1,219,854
	Great Southern Bancorp, Inc.	28,015	1,560,435
*	Green Dot Corp., Class A	38,756	449,957
	Greene County Bancorp, Inc.	4,267	93,661
*	Greenlight Capital Re Ltd., Class A	70,509	854,569
*	Hagerty, Inc., Class A	1,923	21,576
*	Hamilton Insurance Group Ltd., Class B	15,027	355,689
	Hamilton Lane, Inc., Class A	50,845	5,794,296
	Hancock Whitney Corp.	198,850	11,356,323
	Hanmi Financial Corp.	56,037	1,479,377
	Hanover Bancorp, Inc.	217	4,494
	Hanover Insurance Group, Inc.	64,454	11,013,900
	HarborOne Bancorp, Inc.	77,764	940,944
	Hartford Insurance Group, Inc.	462,207	57,396,865
	Hawthorn Bancshares, Inc.	17,457	527,376
	HBT Financial, Inc.	7,172	174,925
	HCI Group, Inc.	19,460	3,970,035
	Heritage Commerce Corp.	81,572	848,349
	Heritage Financial Corp.	65,834	1,460,856
*	Heritage Insurance Holdings, Inc.	56,263	1,329,495
	Hilltop Holdings, Inc.	133,655	4,317,056
#	Hingham Institution For Savings	3,887	1,143,789
*	Hippo Holdings, Inc.	7,147	262,867
	Home Bancorp, Inc.	14,121	750,531
	Home BancShares, Inc.	357,425	9,546,822

106

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Home Federal Bancorp, Inc. of Louisiana	5,115	$83,477
	HomeTrust Bancshares, Inc.	20,578	808,921
	Hope Bancorp, Inc.	160,372	1,682,302
	Horace Mann Educators Corp.	77,818	3,479,243
	Horizon Bancorp, Inc.	73,840	1,151,904
	Houlihan Lokey, Inc.	66,532	11,914,551
	Huntington Bancshares, Inc.	1,477,742	22,816,336
	IF Bancorp, Inc.	6,461	166,274
	Independent Bank Corp. (IBCP US)	38,789	1,172,204
	Independent Bank Corp. (INDB US)	89,816	6,043,719
	Interactive Brokers Group, Inc., Class A	44,268	3,114,696
	Intercontinental Exchange, Inc.	172,446	25,227,125
	International Bancshares Corp.	150,230	9,972,267
*	International Money Express, Inc.	43,106	641,848
	Invesco Ltd.	518,109	12,279,183
	Investar Holding Corp.	10,969	260,623
	Investors Title Co.	3,402	879,723
	Jack Henry & Associates, Inc.	82,112	12,229,761
	Jackson Financial, Inc., Class A	88,168	8,888,216
	Janus Henderson Group PLC	252,499	10,998,856
	Jefferies Financial Group, Inc.	363,688	19,213,637
	JPMorgan Chase & Co.	1,784,778	555,280,131
	Kearny Financial Corp.	61,689	394,193
	Kemper Corp.	103,825	4,671,087
*	Kentucky First Federal Bancorp	5,416	21,718
*	Kestrel Group Ltd.	4,969	98,585
	KeyCorp	858,684	15,104,252
	Kingstone Cos., Inc.	12,183	177,628
	Kinsale Capital Group, Inc.	29,445	11,762,394
	KKR & Co., Inc.	220,163	26,051,888
	Lake Shore Bancorp, Inc.	11,238	155,309
#	Lakeland Financial Corp.	50,904	2,904,073
		Shares	Value†
FINANCIALS — (Continued)
	Landmark Bancorp, Inc.	13,854	$355,909
#	Lazard, Inc.	118,820	5,798,416
	LCNB Corp.	13,732	210,924
#*	Lemonade, Inc.	19,690	1,182,975
*	LendingClub Corp.	210,697	3,664,021
*	LendingTree, Inc.	15,811	1,011,904
	Lincoln National Corp.	303,222	12,735,324
	LINKBANCORP, Inc.	1,739	12,225
	Live Oak Bancshares, Inc.	59,998	1,868,338
	Loews Corp.	300,622	29,929,926
	LPL Financial Holdings, Inc.	91,683	34,592,913
	M&T Bank Corp.	130,404	23,977,383
	Magyar Bancorp, Inc.	10,743	185,317
	MainStreet Bancshares, Inc.	1,809	33,557
*	Markel Group, Inc.	12,029	23,751,621
	MarketAxess Holdings, Inc.	32,236	5,159,694
	MarketWise, Inc.	318	5,400
*	Marqeta, Inc., Class A	732,137	3,316,581
	Marsh & McLennan Cos., Inc.	197,806	35,239,139
	Mastercard, Inc., Class A	486,597	268,596,678
*	Mechanics Bancorp, Class A	11,934	159,796
	Mercantile Bank Corp.	31,623	1,386,669
	Merchants Bancorp	36,009	1,123,121
	Mercury General Corp.	84,207	6,509,201
	Meridian Corp.	15,480	221,209
	MetLife, Inc.	530,256	42,325,034
	Metrocity Bankshares, Inc.	12,871	329,626
	Metropolitan Bank Holding Corp.	13,690	907,236
	MGIC Investment Corp.	415,358	11,389,116
	Mid Penn Bancorp, Inc.	25,453	724,138
	Middlefield Banc Corp.	15,418	502,627
	Midland States Bancorp, Inc.	29,752	435,569
	MidWestOne Financial Group, Inc.	42,440	1,569,856
	Moelis & Co., Class A	81,018	5,130,870
	Moody's Corp.	55,438	26,626,871
	Morgan Stanley	564,090	92,510,760
	Morningstar, Inc.	44,733	9,496,816
	MSCI, Inc.	28,097	16,536,489
	MVB Financial Corp.	20,313	519,607

107

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Nasdaq, Inc.	346,402	$29,613,907
	National Bank Holdings Corp., Class A	68,136	2,429,730
	National Bankshares, Inc.	200	5,726
	Navient Corp.	349,637	4,276,060
	NBT Bancorp, Inc.	108,380	4,386,139
#*	NCR Atleos Corp.	132,958	4,906,150
	Nelnet, Inc., Class A	76,688	9,896,586
*	NerdWallet, Inc., Class A	70,067	817,682
*	NI Holdings, Inc.	26,669	352,031
#	Nicolet Bankshares, Inc.	26,770	3,162,608
*	NMI Holdings, Inc.	202,475	7,376,164
	Northeast Bank	14,798	1,276,771
	Northeast Community Bancorp, Inc.	4,059	79,719
	Northern Trust Corp.	222,607	28,642,843
	Northfield Bancorp, Inc.	81,357	831,469
	Northrim BanCorp, Inc.	51,966	1,142,213
#	Northwest Bancshares, Inc.	266,219	3,117,424
	Norwood Financial Corp.	4,550	121,075
	Oak Valley Bancorp	15,512	423,167
	OceanFirst Financial Corp.	103,321	1,878,376
	OFG Bancorp	110,040	4,254,146
	Ohio Valley Banc Corp.	8,106	283,710
*	Old Market Capital Corp.	4,633	25,018
#	Old National Bancorp	700,091	14,302,859
	Old Republic International Corp.	447,695	17,666,045
	Old Second Bancorp, Inc.	87,788	1,575,795
	OneMain Holdings, Inc.	152,136	9,004,930
*	Onity Group, Inc.	14,496	543,165
	OP Bancorp	16,829	224,667
#*	Open Lending Corp.	66,309	125,987
*	Oportun Financial Corp.	3,058	16,299
	Oppenheimer Holdings, Inc., Class A	18,011	1,256,447
	OppFi, Inc.	912	8,892
*	OptimumBank Holdings, Inc.	3,801	15,546
		Shares	Value†
FINANCIALS — (Continued)
	Orange County Bancorp, Inc.	2,338	$57,164
	Origin Bancorp, Inc.	37,722	1,307,445
	Orrstown Financial Services, Inc.	35,312	1,175,183
#*	Oscar Health, Inc., Class A	224,892	4,048,056
*	Palomar Holdings, Inc.	40,216	4,585,026
	Park National Corp.	32,925	5,010,856
	Parke Bancorp, Inc.	31,687	684,756
	Pathfinder Bancorp, Inc.	8,118	124,205
	Pathward Financial, Inc.	58,302	3,968,034
#*	Paymentus Holdings, Inc., Class A	47,517	1,358,986
*	Payoneer Global, Inc.	489,160	2,832,236
*	PayPal Holdings, Inc.	569,237	39,431,047
#*	Paysafe Ltd.	74,147	816,358
*	Paysign, Inc.	3,016	15,578
*	PB Bankshares, Inc.	832	16,507
	PCB Bancorp	23,637	498,032
	Peapack-Gladstone Financial Corp.	23,977	606,618
	PennyMac Financial Services, Inc.	93,172	11,721,969
	Peoples Bancorp of North Carolina, Inc.	13,336	392,478
	Peoples Bancorp, Inc.	64,273	1,838,208
	Peoples Financial Services Corp.	4,670	208,002
#	Perella Weinberg Partners	27,803	519,360
	Pinnacle Financial Partners, Inc.	133,652	11,388,487
*	Pioneer Bancorp, Inc.	32,050	421,137
	Piper Sandler Cos.	26,784	8,551,060
	PJT Partners, Inc., Class A	17,518	2,822,325
	Plumas Bancorp	12,518	513,739
	PNC Financial Services Group, Inc.	185,885	33,933,307
*	Ponce Financial Group, Inc.	39,730	560,590
	Popular, Inc.	121,772	13,573,925
*	PRA Group, Inc.	67,136	920,435
	Preferred Bank	29,435	2,656,509
	Primerica, Inc.	58,363	15,166,793
	Primis Financial Corp.	29,207	317,918
	Princeton Bancorp, Inc.	15,033	467,226
	Principal Financial Group, Inc.	285,996	24,035,104

108

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Priority Technology Holdings, Inc.	2,223	$15,472
*	ProAssurance Corp.	99,926	2,393,228
	PROG Holdings, Inc.	71,251	2,061,291
	Progressive Corp.	195,800	40,334,800
	Prosperity Bancshares, Inc.	172,470	11,351,975
*	Provident Bancorp, Inc.	23,142	295,060
	Provident Financial Holdings, Inc.	17,143	267,774
#	Provident Financial Services, Inc.	150,772	2,757,620
	Prudential Financial, Inc.	251,951	26,202,904
	QCR Holdings, Inc.	44,710	3,325,977
	Radian Group, Inc.	181,035	6,144,328
	Raymond James Financial, Inc.	171,665	27,238,086
	RBB Bancorp	36,149	673,456
	Red River Bancshares, Inc.	3,034	200,426
	Regional Management Corp.	18,603	732,028
	Regions Financial Corp.	850,277	20,576,703
	Reinsurance Group of America, Inc.	92,824	16,936,667
*	Remitly Global, Inc.	204,056	3,273,058
	RenaissanceRe Holdings Ltd.	85,190	21,645,927
	Renasant Corp.	171,207	5,757,691
*	Repay Holdings Corp.	113,862	488,468
	Republic Bancorp, Inc., Class A	43,243	2,849,714
*	Rhinebeck Bancorp, Inc.	7,471	74,635
	Richmond Mutual BanCorp, Inc.	8,215	109,506
	Riverview Bancorp, Inc.	31,957	165,537
	RLI Corp.	138,430	8,161,833
*	Robinhood Markets, Inc., Class A	304,215	44,652,678
	Rocket Cos., Inc., Class A	596,736	9,941,622
#*	Root, Inc., Class A	19,832	1,596,873
*	Rubico, Inc.	712	556
	S&P Global, Inc.	89,725	43,714,917
	S&T Bancorp, Inc.	81,050	2,969,672
	Safety Insurance Group, Inc.	34,095	2,343,349
	SB Financial Group, Inc.	12,913	252,578
		Shares	Value†
FINANCIALS — (Continued)
	Seacoast Banking Corp. of Florida	70,693	$2,141,998
*	Security National Financial Corp., Class A	43,248	344,687
	SEI Investments Co.	185,624	14,963,151
	Selective Insurance Group, Inc.	110,006	8,287,852
*	Selectquote, Inc.	43,756	91,012
	ServisFirst Bancshares, Inc.	98,416	6,915,692
#*	Sezzle, Inc.	17,500	1,147,125
#*	Shift4 Payments, Inc., Class A	13,676	945,012
	Shore Bancshares, Inc.	18,936	295,591
*	Siebert Financial Corp.	2,656	7,463
	Sierra Bancorp	25,869	744,510
	Silvercrest Asset Management Group, Inc., Class A	22,902	323,834
	Simmons First National Corp., Class A	163,337	2,838,797
*	SiriusPoint Ltd.	253,395	4,611,789
*	Skyward Specialty Insurance Group, Inc.	47,284	2,155,678
#	SLM Corp.	577,290	15,500,236
	SmartFinancial, Inc.	26,928	941,672
#*	SoFi Technologies, Inc.	1,731,132	51,379,998
	Sound Financial Bancorp, Inc.	5,599	249,939
	South Plains Financial, Inc.	8,821	321,966
*	Southern First Bancshares, Inc.	9,314	408,326
	Southern Missouri Bancorp, Inc.	17,997	943,763
	Southside Bancshares, Inc.	56,545	1,590,045
	Southstate Bank Corp.	133,215	11,809,510
	SR Bancorp, Inc.	895	13,174
	State Street Corp.	247,354	28,608,964
	Stellar Bancorp, Inc.	50,625	1,489,894
*††	Sterling Bancorp, Inc.	27,876	0
	Stewart Information Services Corp.	56,882	3,883,334
	Stifel Financial Corp.	123,962	14,680,820
#	Stock Yards Bancorp, Inc.	71,699	4,661,869
*	StoneX Group, Inc.	112,669	10,356,534
	Summit State Bank	14,814	162,510

109

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	SWK Holdings Corp.	1,416	$22,925
	Synchrony Financial	507,113	37,719,065
	Synovus Financial Corp.	339,901	15,173,181
#	T. Rowe Price Group, Inc.	207,334	21,257,955
*	Texas Capital Bancshares, Inc.	82,442	6,911,937
#	TFS Financial Corp.	269,055	3,578,431
*	Third Coast Bancshares, Inc.	3,646	133,990
	Timberland Bancorp, Inc.	15,758	506,147
	Tiptree, Inc.	101,149	1,791,349
*	Toast, Inc., Class A	119,818	4,330,223
	Tompkins Financial Corp.	24,506	1,555,151
	Towne Bank	143,421	4,662,617
	TPG, Inc.	41,048	2,259,282
	Tradeweb Markets, Inc., Class A	46,863	4,938,892
	Travelers Cos., Inc.	200,735	53,921,436
	TriCo Bancshares	64,878	2,869,554
*	Triumph Financial, Inc.	42,818	2,331,868
	Truist Financial Corp.	631,438	28,181,078
*	Trupanion, Inc.	35,772	1,430,522
	TrustCo Bank Corp.	33,966	1,280,858
	Trustmark Corp.	108,769	4,048,382
	U.S. Bancorp	724,966	33,841,413
	U.S. Global Investors, Inc., Class A	4,338	10,802
	UMB Financial Corp.	136,809	14,622,146
	Union Bankshares, Inc.	3,042	69,418
	United Bancorp, Inc.	11,080	145,148
	United Bancshares, Inc.	2,931	102,761
	United Bankshares, Inc.	361,261	12,929,531
	United Community Banks, Inc.	195,705	5,714,586
	United Fire Group, Inc.	45,932	1,388,524
	United Security Bancshares	30,125	276,096
	Unity Bancorp, Inc.	19,390	880,500
	Universal Insurance Holdings, Inc.	60,854	1,875,520
	Univest Financial Corp.	59,441	1,745,188
	Unum Group	302,556	22,213,662
	USCB Financial Holdings, Inc.	9,556	164,937
		Shares	Value†
FINANCIALS — (Continued)
#	Valley National Bancorp	760,272	$8,264,157
	Value Line, Inc.	11,063	405,570
*	Velocity Financial, Inc.	18,284	340,448
#	Victory Capital Holdings, Inc., Class A	84,902	5,286,848
	Virginia National Bankshares Corp.	1,567	62,335
	Virtu Financial, Inc., Class A	131,769	4,590,832
	Virtus Investment Partners, Inc.	12,159	1,979,728
	Visa, Inc., Class A	785,945	267,802,899
	Voya Financial, Inc.	174,011	12,956,859
	W.R. Berkley Corp.	302,679	21,593,120
	WaFd, Inc.	141,969	4,121,360
	Walker & Dunlop, Inc.	61,386	4,905,969
	Washington Trust Bancorp, Inc.	40,105	1,092,460
	Waterstone Financial, Inc.	36,883	564,310
	Webster Financial Corp.	303,388	17,305,252
	Wells Fargo & Co.	1,742,572	151,551,487
	WesBanco, Inc.	172,956	5,205,976
	West BanCorp, Inc.	28,498	606,152
	Westamerica BanCorp	33,424	1,592,654
	Western Alliance Bancorp	178,421	13,800,864
	Western New England Bancorp, Inc.	42,241	480,280
#	Western Union Co.	345,231	3,221,005
	Westwood Holdings Group, Inc.	25,506	427,225
*	WEX, Inc.	50,483	7,364,460
#	White Mountains Insurance Group Ltd.	6,726	12,810,071
	Willis Towers Watson PLC	95,952	30,042,571
	Wintrust Financial Corp.	120,636	15,685,093
#	WisdomTree, Inc.	278,008	3,324,976
*	World Acceptance Corp.	12,172	1,551,565
	WSFS Financial Corp.	124,274	6,473,433
	WVS Financial Corp.	2,157	27,049
	Zions Bancorp NA	269,231	14,029,627
TOTAL FINANCIALS			5,879,646,729

110

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (8.3%)
*	10X Genomics, Inc., Class A	33,416	$455,794
††	89bio, Inc.	73,954	25,144
	Abbott Laboratories	654,730	80,937,723
	AbbVie, Inc.	1,090,619	237,798,567
††	Abiomed, Inc.	32,675	510,057
#*	Absci Corp.	11,952	51,155
#*	Acadia Healthcare Co., Inc.	101,739	2,187,388
*	ACADIA Pharmaceuticals, Inc.	230,368	5,229,354
*	AdaptHealth Corp.	158,047	1,420,843
*	Adaptive Biotechnologies Corp.	12,703	220,524
*	Addus HomeCare Corp.	30,985	3,621,837
#*	ADMA Biologics, Inc.	271,777	4,207,108
††	Aduro Biotech, Inc.	19,543	7,426
	Agilent Technologies, Inc.	131,222	19,205,652
*	Agios Pharmaceuticals, Inc.	30,900	1,336,116
*	Akebia Therapeutics, Inc.	119,086	263,180
*	Akero Therapeutics, Inc.	12,869	697,500
††	Albireo Pharma, Inc.	26,553	169,408
*	Aldeyra Therapeutics, Inc.	14,530	73,667
*	Align Technology, Inc.	21,471	2,960,421
*	Alkermes PLC	216,374	6,642,682
*	Alnylam Pharmaceuticals, Inc.	11,979	5,462,903
*	American Shared Hospital Services	3,958	8,945
*	American Well Corp., Class A	1,295	6,760
	Amgen, Inc.	365,932	109,205,087
*	AMN Healthcare Services, Inc.	45,657	898,986
*	Amneal Pharmaceuticals, Inc.	232,273	2,513,194
*	Amphastar Pharmaceuticals, Inc.	4,416	112,608
*	Amylyx Pharmaceuticals, Inc.	21,108	294,034
*	AngioDynamics, Inc.	74,235	893,047
		Shares	Value†
HEALTH CARE — (Continued)
*	ANI Pharmaceuticals, Inc.	32,566	$2,950,480
*	Anika Therapeutics, Inc.	23,041	224,650
#*	Arcturus Therapeutics Holdings, Inc.	43,090	429,607
#*	Arcus Biosciences, Inc.	112,715	2,222,740
*	ARS Pharmaceuticals, Inc.	8,588	76,948
*	Artivion, Inc.	71,293	3,234,563
*	Arvinas, Inc.	21,261	215,587
*	Astrana Health, Inc.	57,595	1,797,540
*	Atea Pharmaceuticals, Inc.	16,803	54,610
*	AtriCure, Inc.	48,431	1,673,291
*	Aura Biosciences, Inc.	35,850	219,761
*	Avanos Medical, Inc.	60,807	675,566
#*	Avantor, Inc.	133,993	1,583,797
*	Aveanna Healthcare Holdings, Inc.	10,454	94,609
*	Avidity Biosciences, Inc.	13,966	975,525
*	Axogen, Inc.	65,025	1,444,855
#*	Azenta, Inc.	59,276	1,790,135
	Baxter International, Inc.	377,260	6,967,992
#*	Beam Therapeutics, Inc.	154,845	3,872,673
	Becton Dickinson & Co.	163,016	29,132,589
*	Biogen, Inc.	60,332	9,307,418
*	BioLife Solutions, Inc.	71,931	2,004,717
*	BioMarin Pharmaceutical, Inc.	39,287	2,104,605
*	Bio-Rad Laboratories, Inc., Class A	28,628	9,148,077
*	Biote Corp., Class A	40,878	117,320
#	Bio-Techne Corp.	113,960	7,130,477
*	Bioventus, Inc., Class A	15,703	102,855
*	Boston Scientific Corp.	290,107	29,219,577
#*	BrightSpring Health Services, Inc.	100,434	3,319,344
	Bristol-Myers Squibb Co.	894,391	41,204,593
*	Brookdale Senior Living, Inc.	360,007	3,337,265
#	Bruker Corp.	199,774	7,779,200
*	Butterfly Network, Inc.	22,488	60,493
	Cardinal Health, Inc.	155,230	29,613,227
*	CareCloud, Inc.	3,147	9,284
*	CareDx, Inc.	40,165	602,475

111

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Castle Biosciences, Inc.	36,205	$923,228
*	Catalyst Pharmaceuticals, Inc.	167,448	3,561,619
*	Celldex Therapeutics, Inc.	5,043	134,799
	Cencora, Inc.	142,529	48,147,721
*	Centene Corp.	393,319	13,911,693
#*	Certara, Inc.	269,335	3,132,366
*	CG oncology, Inc.	2,861	123,795
*	Champions Oncology, Inc.	1,764	12,048
*	Charles River Laboratories International, Inc.	63,209	11,382,045
	Chemed Corp.	25,852	11,149,968
*††	Chinook Therapeutics, Inc.	21,057	0
	Cigna Group	128,643	31,441,636
#*	Clover Health Investments Corp.	152,427	538,067
*	Codexis, Inc.	8,229	19,503
*	Collegium Pharmaceutical, Inc.	67,000	2,412,000
*	Community Health Systems, Inc.	169,543	657,827
*	Compass Therapeutics, Inc.	173	647
	Concentra Group Holdings Parent, Inc.	278,537	5,548,457
	CONMED Corp.	54,544	2,399,936
*	Cooper Cos., Inc.	146,030	10,208,957
*	Corcept Therapeutics, Inc.	166,436	12,228,053
*	CorVel Corp.	81,942	6,059,611
#*	CRISPR Therapeutics AG	97,761	6,255,726
*	Cross Country Healthcare, Inc.	74,569	914,216
*	CryoPort, Inc.	22,427	207,225
*	Cullinan Therapeutics, Inc.	46,694	404,370
*	Cumberland Pharmaceuticals, Inc.	4,933	14,750
	CVS Health Corp.	644,521	50,369,316
*	Cytek Biosciences, Inc.	177,647	692,823
*	CytomX Therapeutics, Inc.	82,962	296,174
	Danaher Corp.	195,436	42,093,006
#*	DaVita, Inc.	155,909	18,556,289
		Shares	Value†
HEALTH CARE — (Continued)
*	Day One Biopharmaceuticals, Inc.	35,686	$265,504
*	Definitive Healthcare Corp.	30,007	83,119
*	Denali Therapeutics, Inc.	130,972	2,132,224
	Dentsply Sirona, Inc.	131,783	1,661,784
*	Design Therapeutics, Inc.	2,000	13,400
*	Dexcom, Inc.	155,772	9,069,046
*	Dianthus Therapeutics, Inc.	9,374	327,903
#*	Disc Medicine, Inc.	10,910	940,660
*	Doximity, Inc., Class A	95,128	6,278,448
#*	Dynavax Technologies Corp.	265,347	2,722,460
*	Edgewise Therapeutics, Inc.	32,875	600,955
*	Edwards Lifesciences Corp.	194,052	15,999,587
#*	Elanco Animal Health, Inc.	831,398	18,415,466
*	Electromed, Inc.	13,044	313,839
	Elevance Health, Inc.	124,444	39,473,637
	Eli Lilly & Co.	370,043	319,295,303
	Embecta Corp.	45,730	610,038
#*	Emergent BioSolutions, Inc.	70,735	882,773
*	Enanta Pharmaceuticals, Inc.	1,368	14,993
	Encompass Health Corp.	205,698	23,418,717
*	Enhabit, Inc.	110,430	897,796
#*	Enovis Corp.	106,948	3,341,056
	Ensign Group, Inc.	86,638	15,603,504
*	Entrada Therapeutics, Inc.	2,434	16,916
*	Envista Holdings Corp.	240,256	4,889,210
*	Evolent Health, Inc., Class A	58,317	388,974
*	Exact Sciences Corp.	93,103	6,022,833
*	Exagen, Inc.	3,009	35,115
*	Exelixis, Inc.	385,463	14,905,854
#*	EyePoint Pharmaceuticals, Inc.	41,662	545,356
*	FONAR Corp.	14,228	213,989
*	Forian, Inc.	6,611	14,809
*	Forte Biosciences, Inc.	605	7,829
*	Fortrea Holdings, Inc.	114,141	1,193,915

112

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Fulcrum Therapeutics, Inc.	99,343	$869,251
*	Fulgent Genetics, Inc.	64,259	1,442,615
*	GE HealthCare Technologies, Inc.	172,024	12,893,199
*	GeneDx Holdings Corp.	3,271	447,833
	Gilead Sciences, Inc.	743,690	89,086,625
*	Globus Medical, Inc., Class A	115,988	7,004,515
*	GoodRx Holdings, Inc., Class A	116,288	391,891
#*	GRAIL, Inc.	2,934	269,723
*	Haemonetics Corp.	80,955	4,048,560
*	Halozyme Therapeutics, Inc.	162,942	10,622,189
*	Harmony Biosciences Holdings, Inc.	95,777	2,736,349
*	Harrow, Inc.	6,371	240,633
*	Harvard Bioscience, Inc.	57,415	29,661
	HCA Healthcare, Inc.	32,985	15,162,545
*	Health Catalyst, Inc.	37,902	122,423
*	HealthEquity, Inc.	104,629	9,895,811
	HealthStream, Inc.	62,631	1,540,723
#*	Henry Schein, Inc.	202,655	12,807,796
††	HilleVax, Inc.	5,210	729
#*	Hims & Hers Health, Inc.	19,870	903,290
*	Hologic, Inc.	209,942	15,516,813
	Humana, Inc.	80,513	22,397,911
*	ICON PLC	26,655	4,579,862
#*	ICU Medical, Inc.	22,684	2,724,122
*	Ideaya Biosciences, Inc.	25,608	815,871
*	IDEXX Laboratories, Inc.	46,068	29,000,267
#*	Illumina, Inc.	63,522	7,847,508
*††	IMARA, Inc.	6,186	0
*	ImmuCell Corp.	18,384	113,981
*	Incyte Corp.	158,882	14,852,289
*	InfuSystem Holdings, Inc.	40,643	421,061
*	Innoviva, Inc.	107,406	1,954,789
*	Inogen, Inc.	3,001	24,728
*	Insmed, Inc.	8,769	1,662,602
*	Inspire Medical Systems, Inc.	18,166	1,309,405
*	Instil Bio, Inc.	636	11,219
*	Insulet Corp.	41,000	12,833,410
#*	Integer Holdings Corp.	54,710	3,532,625
*	Integra LifeSciences Holdings Corp.	79,436	954,026
		Shares	Value†
HEALTH CARE — (Continued)
#*	Intellia Therapeutics, Inc.	118,263	$1,492,479
*	Intuitive Surgical, Inc.	34,199	18,271,842
*	IQVIA Holdings, Inc.	106,560	23,065,978
	iRadimed Corp.	6,843	525,611
*††	iTeos Therapeutics, Inc.	42,601	0
*	Jazz Pharmaceuticals PLC	91,304	12,567,083
	Johnson & Johnson	1,299,480	245,432,788
#*	Joint Corp.	29,610	233,623
*	Kewaunee Scientific Corp.	6,314	264,051
*	Kiniksa Pharmaceuticals International PLC	53,571	1,982,663
*	Kodiak Sciences, Inc.	3,823	69,292
#*	Krystal Biotech, Inc.	30,718	6,067,112
*	Kura Oncology, Inc.	92,618	951,187
*	Kymera Therapeutics, Inc.	50,091	3,097,627
	Labcorp Holdings, Inc.	89,167	22,644,851
*	Lantern Pharma, Inc.	2,813	11,280
*	Lantheus Holdings, Inc.	115,189	6,645,253
	LeMaitre Vascular, Inc.	32,814	2,842,021
*	LENSAR, Inc.	29,520	363,096
*	LENZ Therapeutics, Inc.	14,122	419,706
*	Lexeo Therapeutics, Inc.	81,084	811,651
*	LifeStance Health Group, Inc.	106,880	523,712
#*	Ligand Pharmaceuticals, Inc.	29,425	5,629,297
*	Lipocine, Inc.	32	87
*	Lisata Therapeutics, Inc.	1,515	4,227
*	LivaNova PLC	60,797	3,199,746
*	MannKind Corp.	175,034	978,440
*	MaxCyte, Inc.	77,150	118,811
	McKesson Corp.	19,157	15,542,840
*	Medpace Holdings, Inc.	34,394	20,117,395
	Medtronic PLC	420,257	38,117,310
	Merck & Co., Inc.	893,535	76,826,139
#*	Merit Medical Systems, Inc.	86,356	7,559,604
*††	Merrimack Pharmaceuticals, Inc.	2,035	0
	Mesa Laboratories, Inc.	7,420	533,424

113

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CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Mettler-Toledo International, Inc.	11,140	$15,777,471
*	MiMedx Group, Inc.	43,006	328,996
††	Mirati Therapeutics, Inc.	32,564	97,041
*	Molina Healthcare, Inc.	60,891	9,319,976
*	Monte Rosa Therapeutics, Inc.	3,312	42,559
*	Mural Oncology PLC	6,082	12,711
*	Myriad Genetics, Inc.	116,426	936,065
*	Natera, Inc.	34,508	6,864,676
	National HealthCare Corp.	28,573	3,412,759
	National Research Corp.	38,592	515,589
*	Neogen Corp.	44,690	275,737
*	NeoGenomics, Inc.	151,282	1,478,025
*††	Neoleukin Therapeutics, Inc.	1,526	0
*	Neurocrine Biosciences, Inc.	79,833	11,432,884
*	Nexgel, Inc.	4,609	11,430
*	Niagen Bioscience, Inc.	23,369	176,202
*	Novocure Ltd.	19,759	253,113
*	Olema Pharmaceuticals, Inc.	57,191	513,003
*»	OmniAb, Inc. (2200963D US)	13,783	0
*»	OmniAb, Inc. (2200964D US)	13,783	0
*	OmniAb, Inc. (OABI UQ)	78,606	121,839
*	Omnicell, Inc.	71,689	2,406,600
*††	Opiant Pharmaceuticals, Inc.	5,178	0
*	OptimizeRx Corp.	16,348	334,971
*	Option Care Health, Inc.	149,004	3,878,574
*	Oramed Pharmaceuticals, Inc.	23,349	55,804
*	OraSure Technologies, Inc.	115,021	315,158
*	Organogenesis Holdings, Inc.	63,814	271,210
#	Organon & Co.	258,864	1,747,332
*	ORIC Pharmaceuticals, Inc.	52,289	688,123
*	Orthofix Medical, Inc.	10,726	165,609
*	OrthoPediatrics Corp.	6,700	112,828
		Shares	Value†
HEALTH CARE — (Continued)
*	Pacira BioSciences, Inc.	106,642	$2,280,006
*††	PDL BioPharma, Inc.	458,319	192,494
*	Pediatrix Medical Group, Inc.	110,514	1,875,423
*	Pennant Group, Inc.	41,885	1,035,816
*	Penumbra, Inc.	25,454	5,787,476
#	Perrigo Co. PLC	155,134	3,217,479
#*	Personalis, Inc.	8,213	79,173
	Pfizer, Inc.	2,032,441	50,099,671
	Phibro Animal Health Corp., Class A	36,699	1,543,560
*	Phreesia, Inc.	5,355	121,237
††	Poseida Therapeutics, Inc.	45,912	22,956
*	Precipio, Inc.	100	2,072
	Premier, Inc., Class A	2,379	66,897
*	Prestige Consumer Healthcare, Inc.	81,594	4,944,596
*	Privia Health Group, Inc.	131,714	3,200,650
#*	Pro-Dex, Inc.	6,861	248,643
*	Progyny, Inc.	126,513	2,367,058
*	Protagonist Therapeutics, Inc.	16,732	1,315,470
*	PTC Therapeutics, Inc.	43,276	2,956,184
*	Pulmatrix, Inc.	1,398	6,822
*	Puma Biotechnology, Inc.	5,406	27,571
*	Quanterix Corp.	8,046	42,966
	Quest Diagnostics, Inc.	151,722	26,695,486
*	QuidelOrtho Corp.	5,582	150,658
#*	RadNet, Inc.	116,583	8,859,142
*	Rafael Holdings, Inc., Class B	20,215	27,492
*	Rapid Micro Biosystems, Inc., Class A	2,476	7,403
	Regeneron Pharmaceuticals, Inc.	32,989	21,502,230
*	REGENXBIO, Inc.	30,857	394,044
*	Relay Therapeutics, Inc.	80,396	574,027
*	Repligen Corp.	65,599	9,778,187
#*	Replimune Group, Inc.	60,113	584,899
	ResMed, Inc.	71,844	17,736,847
*	Revolution Medicines, Inc.	127,827	7,521,341
#	Revvity, Inc.	125,749	11,768,849
#*	Rigel Pharmaceuticals, Inc.	22,053	696,434

114

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CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Roivant Sciences Ltd.	861,632	$17,224,024
	Royalty Pharma PLC, Class A	337,451	12,667,911
*	RxSight, Inc.	9,125	80,209
*	Sarepta Therapeutics, Inc.	45,399	1,090,030
*	Schrodinger, Inc.	31,088	654,092
	Select Medical Holdings Corp.	289,489	4,003,633
*	Sensus Healthcare, Inc.	22,487	71,734
*	Sera Prognostics, Inc., Class A	3,405	11,168
*	SI-BONE, Inc.	21,311	316,042
	SIGA Technologies, Inc.	121,358	1,004,844
*	Sight Sciences, Inc.	6,130	31,018
*	Simulations Plus, Inc.	7,254	124,624
*	Solid Biosciences, Inc.	5,023	27,074
*	Solventum Corp.	33,036	2,280,805
*	Sotera Health Co.	232,596	3,861,094
*	STAAR Surgical Co.	6,920	179,020
	STERIS PLC	98,328	23,175,910
#*	Stoke Therapeutics, Inc.	33,196	997,208
	Stryker Corp.	70,102	24,973,136
#*	Summit Therapeutics, Inc.	16,566	313,263
*	Supernus Pharmaceuticals, Inc.	101,033	5,569,949
#*	Surgery Partners, Inc.	144,161	3,161,451
*	Surmodics, Inc.	21,714	595,724
*	Tactile Systems Technology, Inc.	23,466	353,633
*	Talkspace, Inc.	16,075	51,922
#*	Teladoc Health, Inc.	194,661	1,679,924
	Teleflex, Inc.	41,739	5,195,253
*	Tempus AI, Inc.	22,514	2,022,883
*	Tenet Healthcare Corp.	143,323	29,594,766
*	Terns Pharmaceuticals, Inc.	131,300	1,084,538
*	Theravance Biopharma, Inc.	17,905	262,487
	Thermo Fisher Scientific, Inc.	80,905	45,904,688
*††	Third Harmonic Bio, Inc.	968	29
#*	TransMedics Group, Inc.	21,672	2,850,735
*	Treace Medical Concepts, Inc.	4,659	29,771
*	TruBridge, Inc.	910	17,490
		Shares	Value†
HEALTH CARE — (Continued)
*	Twist Bioscience Corp.	12,559	$413,066
#	U.S. Physical Therapy, Inc.	27,724	2,391,749
#*	UFP Technologies, Inc.	11,571	2,229,037
*	United Therapeutics Corp.	68,837	30,662,065
	UnitedHealth Group, Inc.	280,308	95,742,000
	Universal Health Services, Inc., Class B	75,913	16,473,880
	Utah Medical Products, Inc.	6,179	359,000
*	Vanda Pharmaceuticals, Inc.	84,381	367,057
*	Varex Imaging Corp.	11,066	129,362
*	Veeva Systems, Inc., Class A	47,287	13,769,974
*	Ventyx Biosciences, Inc.	329	2,806
*	Veracyte, Inc.	141,751	5,114,376
*	Vericel Corp.	23,118	810,517
*	Vertex Pharmaceuticals, Inc.	74,228	31,589,210
	Viatris, Inc.	941,370	9,752,593
*	Vicarious Surgical, Inc., Class A	1,322	7,046
*	Vir Biotechnology, Inc.	19,911	118,670
*	Viridian Therapeutics, Inc.	24,726	584,275
*	Voyager Therapeutics, Inc.	17,707	82,692
*	Waters Corp.	61,672	21,560,531
*	Waystar Holding Corp.	39,673	1,422,277
	West Pharmaceutical Services, Inc.	47,271	13,333,731
*	XBiotech, Inc.	9,859	23,169
#*	Xencor, Inc.	82,668	1,216,046
*	Xenon Pharmaceuticals, Inc.	33,844	1,418,740
*	XOMA Royalty Corp.	1,135	37,432
	Zimmer Biomet Holdings, Inc.	196,323	19,742,241
	Zoetis, Inc.	240,091	34,594,712
*	Zymeworks, Inc.	92,456	1,764,523
TOTAL HEALTH CARE			3,020,941,917
INDUSTRIALS — (13.1%)
#*	3D Systems Corp.	136,900	391,534

115

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CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	3M Co.	196,554	$32,726,241
#	A.O. Smith Corp.	205,874	13,585,625
#	AAON, Inc.	88,952	8,751,987
*	AAR Corp.	70,474	5,934,616
	ABM Industries, Inc.	110,332	4,744,276
	ACCO Brands Corp.	117,521	441,879
	Acme United Corp.	7,309	277,815
	Acuity, Inc.	37,731	13,773,702
*	ACV Auctions, Inc., Class A	16,230	147,206
	Advanced Drainage Systems, Inc.	119,635	16,754,882
	Aebi Schmidt Holding AG	46,434	517,739
	AECOM	182,809	24,560,389
#*	AeroVironment, Inc.	27,531	10,183,992
*	AerSale Corp.	5,923	43,949
	AGCO Corp.	193,926	20,005,406
*	Air Industries Group	856	2,799
	Air Lease Corp.	228,077	14,564,997
	Alamo Group, Inc.	21,884	3,911,108
*	Alaska Air Group, Inc.	220,364	9,195,790
	Albany International Corp., Class A	53,154	3,007,453
	Alight, Inc., Class A	410,773	1,183,026
#*	Allegiant Travel Co.	32,252	2,005,429
	Allegion PLC	137,584	22,807,300
	Allient, Inc.	30,644	1,675,614
	Allison Transmission Holdings, Inc.	231,323	19,095,714
*	Alpha Pro Tech Ltd.	28,782	130,958
	Alta Equipment Group, Inc.	38,954	238,398
#*	Amentum Holdings, Inc.	116,974	2,621,387
*	Ameresco, Inc., Class A	44,855	1,772,670
*	American Airlines Group, Inc.	420,321	5,518,815
*	American Superconductor Corp.	23,056	1,365,607
*	American Woodmark Corp.	26,251	1,672,976
	AMETEK, Inc.	188,163	38,029,624
*	API Group Corp.	343,273	12,639,312
	Apogee Enterprises, Inc.	42,745	1,564,894
	Applied Industrial Technologies, Inc.	56,047	14,409,123
	ArcBest Corp.	41,471	3,082,125
	Arcosa, Inc.	88,530	9,030,060
	Argan, Inc.	14,932	4,572,328
		Shares	Value†
INDUSTRIALS — (Continued)
	Armstrong World Industries, Inc.	78,606	$14,968,941
	Astec Industries, Inc.	28,910	1,345,182
*	Astronics Corp. (ATRO US)	15,158	745,470
*	Astronics Corp. (ATROB US), Class B	31,687	1,559,317
*	ATI, Inc.	225,110	22,279,137
	Atkore, Inc.	60,642	4,199,459
	Atmus Filtration Technologies, Inc.	57,387	2,609,961
	Automatic Data Processing, Inc.	271,074	70,560,562
#*	Avis Budget Group, Inc.	12,814	1,743,601
*	Axon Enterprise, Inc.	20,530	15,032,682
	AZZ, Inc.	54,521	5,443,922
	Barrett Business Services, Inc.	38,574	1,561,090
#*	BlackSky Technology, Inc.	10,301	217,557
#*	Bloom Energy Corp., Class A	14,134	1,867,949
*	Blue Bird Corp.	51,392	2,567,544
*	BlueLinx Holdings, Inc.	10,070	658,981
*	Boeing Co.	124,648	25,056,741
	Boise Cascade Co.	102,308	7,211,691
	Booz Allen Hamilton Holding Corp.	123,152	10,733,928
*	Bowman Consulting Group Ltd.	3,273	141,688
	Brady Corp., Class A	79,240	6,015,108
*	BrightView Holdings, Inc.	110,428	1,360,473
	Brink's Co.	63,353	7,042,319
	Broadridge Financial Solutions, Inc.	86,898	19,152,319
*	Broadwind, Inc.	4,998	11,695
*	Builders FirstSource, Inc.	176,702	20,527,471
#	BWX Technologies, Inc.	103,072	22,017,210
#*	Byrna Technologies, Inc.	17,014	344,534
#*	CACI International, Inc., Class A	29,061	16,339,547
*	Cadeler AS (CDLR US), ADR	24,435	452,781
#	Cadre Holdings, Inc.	35,212	1,495,102
	Carlisle Cos., Inc.	56,846	18,477,792
	Carpenter Technology Corp.	102,531	32,389,543

116

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Carrier Global Corp.	463,560	$27,577,184
*	Casella Waste Systems, Inc., Class A	57,754	5,115,272
	Caterpillar, Inc.	321,812	185,769,195
#*	CBIZ, Inc.	94,087	5,174,785
#*	CECO Environmental Corp.	63,655	3,112,093
	CH Robinson Worldwide, Inc.	134,589	20,725,360
*	Chart Industries, Inc.	21,368	4,265,480
	Chicago Rivet & Machine Co.	653	6,040
#*	Cimpress PLC	18,776	1,299,487
	Cintas Corp.	120,681	22,117,207
	Civeo Corp.	17,090	355,130
#*	Clarivate PLC	540,736	1,838,502
*	Clean Harbors, Inc.	96,615	20,338,424
	CNH Industrial NV	1,010,606	10,601,257
	Columbus McKinnon Corp.	38,435	623,800
	Comfort Systems USA, Inc.	23,310	22,507,670
	CompX International, Inc.	9,138	205,514
#	Concentrix Corp.	32,913	1,326,723
	Concrete Pumping Holdings, Inc.	52,436	335,066
*	Conduent, Inc.	222,021	528,410
*	Construction Partners, Inc., Class A	49,707	5,683,995
	Copa Holdings SA, Class A	44,179	5,531,653
*	Copart, Inc.	355,405	15,285,969
*	Core & Main, Inc., Class A	291,082	15,188,659
††	Costa Communications, Inc.	5,301	636
*	Costamare Bulkers Holdings Ltd.	47,398	613,330
	Costamare, Inc.	324,279	3,962,689
	Covenant Logistics Group, Inc.	51,533	1,039,421
#*»	CPI Aerostructures, Inc.	27,297	67,970
	CRA International, Inc.	18,595	3,542,162
	Crane Co.	73,909	14,042,710
	CSG Systems International, Inc.	60,819	4,760,303
#	CSW Industrials, Inc.	21,221	5,314,163
	CSX Corp.	1,859,727	66,987,367
	Cummins, Inc.	121,273	53,078,767
	Curtiss-Wright Corp.	34,513	20,560,429
		Shares	Value†
INDUSTRIALS — (Continued)
*	Custom Truck One Source, Inc.	7,745	$45,618
*	Dayforce, Inc.	3,071	211,101
	Deere & Co.	183,569	84,740,957
	Delta Air Lines, Inc.	873,423	50,117,012
	Deluxe Corp.	50,776	919,553
*	Distribution Solutions Group, Inc.	51,365	1,404,319
*	DLH Holdings Corp.	21,039	130,863
*	DNOW, Inc.	200,703	2,950,334
	Donaldson Co., Inc.	210,910	17,769,168
	Douglas Dynamics, Inc.	61,435	1,857,180
	Dover Corp.	140,733	25,537,410
*	Ducommun, Inc.	26,890	2,467,158
*	DXP Enterprises, Inc.	48,547	5,808,649
*	Dycom Industries, Inc.	52,170	15,014,004
	Eastern Co.	12,710	271,359
	Eaton Corp. PLC	114,490	43,684,804
	EMCOR Group, Inc.	51,687	34,929,041
	Emerson Electric Co.	183,726	25,642,638
*	Energy Recovery, Inc.	44,446	760,471
	Enerpac Tool Group Corp.	112,699	4,625,167
	EnerSys	67,509	8,516,935
	Ennis, Inc.	34,910	572,524
#	Enpro, Inc.	38,091	8,837,493
*	Enviri Corp.	145,313	1,774,272
	Equifax, Inc.	57,467	12,131,284
	Esab Corp.	91,443	10,682,371
	ESCO Technologies, Inc.	43,587	9,566,039
	Espey Mfg. & Electronics Corp.	4,614	173,071
*	Everus Construction Group, Inc.	81,928	7,446,436
	EVI Industries, Inc.	1,292	34,806
*	ExlService Holdings, Inc.	176,694	6,908,735
#	Expeditors International of Washington, Inc.	181,697	22,148,864
	Exponent, Inc.	49,995	3,540,146
	Fastenal Co.	1,081,576	44,506,852
	Federal Signal Corp.	91,280	10,773,778
	FedEx Corp.	191,916	48,712,119
	Ferguson Enterprises, Inc.	173,092	43,013,362
	Flowserve Corp.	185,050	12,629,663
*	Fluor Corp.	178,915	8,725,685
*	Forrester Research, Inc.	5,894	42,024
	Fortive Corp.	251,778	12,674,505
	Fortune Brands Innovations, Inc.	211,966	10,767,873

117

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Forward Air Corp.	9,702	$182,495
#*	Franklin Covey Co.	36,225	615,101
	Franklin Electric Co., Inc.	66,794	6,330,067
*	FreightCar America, Inc.	8,587	76,338
#*	Frontier Group Holdings, Inc.	156,425	603,801
	FTAI Aviation Ltd.	60,900	10,529,610
#	FTAI Infrastructure, Inc.	21,022	112,257
*	FTI Consulting, Inc.	58,304	9,620,743
*	Fuel Tech, Inc.	3,795	9,412
*	Gates Industrial Corp. PLC	364,593	8,050,213
	GATX Corp.	84,596	13,268,883
	GE Vernova, Inc.	108,306	63,374,173
#	Genco Shipping & Trading Ltd.	81,300	1,385,352
*	Gencor Industries, Inc.	20,171	274,124
*	Generac Holdings, Inc.	63,182	10,615,840
	General Dynamics Corp.	129,173	44,551,768
	General Electric Co.	433,225	133,844,864
	Genpact Ltd.	383,167	14,617,821
*	Gibraltar Industries, Inc.	53,175	3,317,588
	Global Industrial Co.	57,620	1,637,560
	Gorman-Rupp Co.	53,910	2,424,333
	Graco, Inc.	147,860	12,090,512
*	Graham Corp.	23,254	1,448,492
	Granite Construction, Inc.	65,746	6,765,921
*	Great Lakes Dredge & Dock Corp.	142,772	1,620,462
	Greenbrier Cos., Inc.	55,647	2,324,375
	Griffon Corp.	76,599	5,669,092
#*	GXO Logistics, Inc.	207,107	11,641,484
*	Hayward Holdings, Inc.	257,356	4,367,331
*	Healthcare Services Group, Inc.	100,415	1,794,416
#	Heartland Express, Inc.	61,045	476,151
	HEICO Corp. (HEI US)	27,411	8,710,393
	HEICO Corp. (HEIA US), Class A	39,491	9,783,105
	Helios Technologies, Inc.	50,144	2,775,972
#	Herc Holdings, Inc.	87,392	12,414,034
#	Hexcel Corp.	133,760	9,550,464
		Shares	Value†
INDUSTRIALS — (Continued)
*	Hillman Solutions Corp.	196,818	$1,814,662
	HireQuest, Inc.	871	7,430
#	HNI Corp.	81,199	3,322,663
	Honeywell International, Inc.	379,317	76,367,892
	Howmet Aerospace, Inc.	93,575	19,271,771
	Hub Group, Inc., Class A	109,827	4,044,928
	Hubbell, Inc.	64,395	30,265,650
*	Hudson Technologies, Inc.	26,011	236,050
	Huntington Ingalls Industries, Inc.	47,137	15,179,057
*	Hurco Cos., Inc.	8,054	144,569
*	Huron Consulting Group, Inc.	54,092	8,894,888
*	Hyliion Holdings Corp.	17,256	40,897
	Hyster-Yale, Inc.	19,035	684,118
*	IBEX Holdings Ltd.	10,814	404,119
	ICF International, Inc.	33,326	2,675,411
*	Ideal Power, Inc.	3,327	18,664
	IDEX Corp.	66,146	11,341,393
#*	IES Holdings, Inc.	41,300	16,184,644
	Illinois Tool Works, Inc.	211,517	51,593,227
	Ingersoll Rand, Inc.	280,410	21,403,695
#*	Innodata, Inc.	7,948	593,000
*	Innovative Solutions & Support, Inc.	29,317	275,580
	Insperity, Inc.	56,756	2,504,075
	Insteel Industries, Inc.	35,811	1,118,736
	Interface, Inc.	106,090	2,641,641
	ITT, Inc.	96,037	17,773,568
	Jacobs Solutions, Inc.	119,829	18,670,556
*	Janus International Group, Inc.	153,011	1,468,906
	JB Hunt Transport Services, Inc.	127,775	21,576,087
*	JELD-WEN Holding, Inc.	65,210	283,011
#*	JetBlue Airways Corp.	527,761	2,216,596
	Johnson Controls International PLC	318,085	36,385,743
#	Kadant, Inc.	17,684	4,892,455
	Karat Packaging, Inc.	2,335	56,087
	KBR, Inc.	314,884	13,489,631
	Kelly Services, Inc., Class A	43,352	485,976
#	Kennametal, Inc.	127,128	2,790,460
	Kforce, Inc.	57,442	1,453,283
*	Kirby Corp.	138,419	14,323,598

118

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CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Knightscope, Inc., Class A	1,695	$8,678
	Knight-Swift Transportation Holdings, Inc.	286,465	12,925,301
	Korn Ferry	94,399	6,107,615
#*	Kratos Defense & Security Solutions, Inc.	334,045	30,264,477
*	L.B. Foster Co., Class A	25,740	705,276
	L3Harris Technologies, Inc.	97,703	28,245,937
	Landstar System, Inc.	76,198	9,786,109
*	Legalzoom.com, Inc.	191,692	1,911,169
	Leidos Holdings, Inc.	152,945	29,131,434
	Lennox International, Inc.	32,452	16,388,260
	Leonardo DRS, Inc.	80,220	2,932,843
#*	Limbach Holdings, Inc.	17,941	1,695,066
	Lincoln Electric Holdings, Inc.	83,224	19,511,867
	Lindsay Corp.	19,249	2,141,259
*	Liquidity Services, Inc.	63,186	1,512,673
*	Loar Holdings, Inc.	48,112	3,807,103
	Lockheed Martin Corp.	161,715	79,544,374
	LSI Industries, Inc.	62,980	1,441,612
	Luxfer Holdings PLC	39,886	486,609
*	Lyft, Inc., Class A	158,316	3,239,145
*	Manitowoc Co., Inc.	64,155	652,456
	ManpowerGroup, Inc.	55,832	1,711,809
	Marten Transport Ltd.	132,417	1,357,274
	Masco Corp.	159,092	10,302,798
*	MasTec, Inc.	97,594	19,924,791
*	Mastech Digital, Inc.	18,872	130,217
#*	Masterbrand, Inc.	229,405	2,897,385
*	Matrix Service Co.	50,575	759,637
	Matson, Inc.	57,278	5,782,214
	Maximus, Inc.	101,997	8,477,991
*	Mayville Engineering Co., Inc.	14,589	259,976
	McGrath RentCorp	20,282	2,179,098
#*	Mercury Systems, Inc.	108,146	8,371,582
*	Middleby Corp.	81,535	10,129,093
	Miller Industries, Inc.	17,318	695,145
	MillerKnoll, Inc.	109,816	1,715,326
*	Mistras Group, Inc.	20,847	198,880
*	Mobile Infrastructure Corp.	3,030	10,363
#*	Montrose Environmental Group, Inc.	32,616	844,102
#	Moog, Inc., Class A	52,156	10,684,157
*	MRC Global, Inc.	150,916	2,105,278
	MSA Safety, Inc.	60,148	9,445,040
		Shares	Value†
INDUSTRIALS — (Continued)
#	MSC Industrial Direct Co., Inc., Class A	89,467	$7,596,643
	Mueller Industries, Inc.	176,191	18,653,341
	Mueller Water Products, Inc., Class A	236,332	6,064,279
*	MYR Group, Inc.	23,415	5,097,446
	National Presto Industries, Inc.	12,883	1,378,095
*	Nephros, Inc.	2,725	15,533
*	NEXTracker, Inc., Class A	128,223	12,978,732
	NL Industries, Inc.	254,088	1,537,232
	Nordson Corp.	54,310	12,597,205
	Norfolk Southern Corp.	150,224	42,570,477
	Northrop Grumman Corp.	52,042	30,363,905
*	NPK International, Inc.	207,335	2,550,221
	nVent Electric PLC	168,869	19,310,170
*	NWPX Infrastructure, Inc.	21,980	1,322,317
	Old Dominion Freight Line, Inc.	142,190	19,966,320
	Omega Flex, Inc.	12,098	334,510
*	OPENLANE, Inc.	226,216	5,976,627
*	Optex Systems Holdings, Inc.	1,476	25,431
*	Orion Group Holdings, Inc.	79,136	852,295
	Oshkosh Corp.	132,150	16,292,774
	Otis Worldwide Corp.	256,975	23,837,001
	Owens Corning	171,211	21,796,872
	PACCAR, Inc.	461,810	45,442,104
#*	Palladyne AI Corp.	5,149	43,097
*	PAMT Corp.	56,632	570,284
	Pangaea Logistics Solutions Ltd.	86,986	430,581
	Park Aerospace Corp.	29,889	572,673
	Parker-Hannifin Corp.	51,869	40,085,919
	Park-Ohio Holdings Corp.	38,449	793,203
*	Parsons Corp.	105,246	8,750,152
	Paychex, Inc.	242,750	28,409,032
	Paycom Software, Inc.	56,328	10,538,406
*	Paylocity Holding Corp.	62,892	8,884,753
	Pentair PLC	224,191	23,842,713
*	Perma-Fix Environmental Services, Inc.	20,738	283,903
*	Perma-Pipe International Holdings, Inc.	14,584	404,268

119

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CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Pioneer Power Solutions, Inc.	3,944	$18,142
#	Pitney Bowes, Inc.	135,017	1,333,968
*	Planet Labs PBC	225,420	3,031,899
#	Powell Industries, Inc.	22,163	8,497,073
#*	Power Solutions International, Inc.	5,917	506,614
	Preformed Line Products Co.	8,874	1,882,264
	Primoris Services Corp.	85,553	12,107,461
*	Proto Labs, Inc.	43,018	2,140,576
	Quad/Graphics, Inc.	71,371	393,254
	Quanex Building Products Corp.	23,187	329,487
	Quanta Services, Inc.	73,650	33,078,424
*	Quest Resource Holding Corp.	19,515	29,663
*	Radiant Logistics, Inc.	104,745	633,707
*	RBC Bearings, Inc.	32,227	13,810,236
*	RCM Technologies, Inc.	616	14,230
#	Regal Rexnord Corp.	117,764	16,591,770
	Republic Services, Inc.	111,289	23,174,821
*	Resideo Technologies, Inc.	271,326	11,612,753
	REV Group, Inc.	115,033	5,897,742
	Robert Half, Inc.	102,154	2,675,413
*	Rocket Lab Corp.	296,971	18,703,234
	Rockwell Automation, Inc.	76,321	28,113,604
	Rollins, Inc.	302,574	17,431,288
	RTX Corp.	685,529	122,366,926
	Rush Enterprises, Inc. (RUSHA US), Class A	141,766	7,004,658
	Rush Enterprises, Inc. (RUSHB US), Class B	13,458	706,141
#*	RXO, Inc.	232,027	4,113,839
	Ryder System, Inc.	73,497	12,437,897
*	Saia, Inc.	26,299	7,692,458
	Schneider National, Inc., Class B	89,924	1,921,676
#	Science Applications International Corp.	82,923	7,770,714
#	Sensata Technologies Holding PLC	143,096	4,554,746
*	SES AI Corp.	5,000	11,800
*	Shoals Technologies Group, Inc., Class A	20,284	213,185
*	SIFCO Industries, Inc.	7,118	52,317
		Shares	Value†
INDUSTRIALS — (Continued)
	Simpson Manufacturing Co., Inc.	63,093	$11,135,915
*	SiteOne Landscape Supply, Inc.	65,228	8,464,638
*	Skillsoft Corp.	648	8,508
*	SkyWest, Inc.	72,754	7,310,322
	Snap-on, Inc.	55,011	18,458,941
#	Southwest Airlines Co.	743,209	22,519,233
*	SPX Technologies, Inc.	70,452	15,773,498
	SS&C Technologies Holdings, Inc.	224,481	19,062,927
#	Standex International Corp.	18,209	4,246,885
	Stanley Black & Decker, Inc.	115,728	7,837,100
*	Star Equity Holdings, Inc.	16,688	183,902
	Steelcase, Inc., Class A	142,989	2,282,104
#*	Sterling Infrastructure, Inc.	39,517	14,933,474
*	Strata Critical Medical, Inc.	126,781	637,708
*	Sun Country Airlines Holdings, Inc.	49,631	609,469
*	Sunrun, Inc.	402,958	8,365,408
#*	Symbotic, Inc.	7,084	573,450
*	TaskUS, Inc., Class A	42,105	561,681
*	Taylor Devices, Inc.	4,486	205,324
*	Team, Inc.	204	3,162
	Tecnoglass, Inc.	77,010	4,592,106
	Tennant Co.	33,764	2,701,120
#	Terex Corp.	174,548	8,032,699
	Tetra Tech, Inc.	344,745	11,024,945
	Textron, Inc.	181,789	14,690,369
*	Thermon Group Holdings, Inc.	59,577	1,711,647
*	TIC Solutions, Inc.	140,140	1,699,898
	Timken Co.	125,484	9,851,749
*	Titan International, Inc.	124,190	937,635
#*	Titan Machinery, Inc.	45,289	742,740
	Toro Co.	161,724	12,085,635
	Trane Technologies PLC	65,502	29,387,472
*	Transcat, Inc.	17,121	1,243,841
	TransDigm Group, Inc.	10,595	13,863,663
	TransUnion	192,456	15,623,578
*	Trex Co., Inc.	131,472	6,352,727
	TriNet Group, Inc.	81,862	4,911,720
	Trinity Industries, Inc.	145,654	3,986,550
*	TrueBlue, Inc.	48,223	228,577
*	TTEC Holdings, Inc.	32,779	114,399

120

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Tutor Perini Corp.	103,591	$6,977,890
	Twin Disc, Inc.	21,208	332,117
*	Uber Technologies, Inc.	243,695	23,516,567
	UFP Industries, Inc.	105,525	9,722,018
#*	U-Haul Holding Co. (UHAL US)	21,683	1,152,668
	U-Haul Holding Co. (UHAL/B US)	278,687	13,513,533
#	UL Solutions, Inc., Class A	23,910	1,861,872
*	Ultralife Corp.	41,439	291,316
	UniFirst Corp.	23,201	3,581,074
	Union Pacific Corp.	417,017	91,898,036
*	United Airlines Holdings, Inc.	431,300	40,559,452
	United Parcel Service, Inc., Class B	303,335	29,247,561
	United Rentals, Inc.	72,282	62,970,633
#	Universal Logistics Holdings, Inc.	65,030	1,052,185
#*	Upwork, Inc.	200,437	3,194,966
*	V2X, Inc.	39,917	2,278,862
	Valmont Industries, Inc.	29,638	12,253,238
	Veralto Corp.	112,361	11,087,783
	Verisk Analytics, Inc.	123,245	26,961,076
*	Verra Mobility Corp.	235,177	5,458,458
	Vertiv Holdings Co., Class A	257,239	49,611,114
*	Vicor Corp.	49,821	4,520,259
	Virco Mfg. Corp.	31,667	231,802
*	VirTra, Inc.	14,076	85,582
#	VSE Corp.	32,889	5,942,385
	Wabash National Corp.	56,861	456,025
	Waste Management, Inc.	266,340	53,206,742
#	Watsco, Inc. (WSO US)	28,525	10,497,485
»	Watsco, Inc. (WSO/B US), Class B	4,958	1,819,983
	Watts Water Technologies, Inc., Class A	41,364	11,275,826
	Werner Enterprises, Inc.	116,949	3,064,064
	WESCO International, Inc.	52,319	13,578,350
	Westinghouse Air Brake Technologies Corp.	136,162	27,836,959
*	Wilhelmina International, Inc.	2,000	6,250
		Shares	Value†
INDUSTRIALS — (Continued)
*	Willdan Group, Inc.	22,381	$2,115,228
	Willis Lease Finance Corp.	9,981	1,281,361
	WillScot Holdings Corp.	494,759	10,761,008
	Woodward, Inc.	74,669	19,571,492
	Worthington Enterprises, Inc.	89,487	5,019,326
	WW Grainger, Inc.	40,749	39,893,271
#*	Xometry, Inc., Class A	12,154	591,778
*	XPO, Inc.	188,361	27,099,497
	Xylem, Inc.	193,441	29,180,575
	Zurn Elkay Water Solutions Corp.	214,545	10,107,215
TOTAL INDUSTRIALS			4,743,453,285
INFORMATION TECHNOLOGY — (27.7%)
	A10 Networks, Inc.	103,985	1,855,092
	Accenture PLC, Class A	305,009	76,282,751
*	ACCESS Newswire, Inc.	912	8,670
*	ACI Worldwide, Inc.	154,944	7,379,983
	Adeia, Inc.	201,939	3,441,041
*	Adobe, Inc.	123,989	42,194,697
*	ADTRAN Holdings, Inc.	46,131	480,685
#	Advanced Energy Industries, Inc.	56,799	11,514,861
*	Advanced Micro Devices, Inc.	338,161	86,609,795
*	Agilysys, Inc.	10,871	1,363,876
*	Akamai Technologies, Inc.	159,798	12,000,830
*	Alarm.com Holdings, Inc.	47,686	2,347,105
#*	Alithya Group, Inc., Class A	12,242	15,547
#*	Allegro MicroSystems, Inc.	146,797	4,392,166
#*	Alpha & Omega Semiconductor Ltd.	55,134	1,547,060
*	Ambarella, Inc.	60,690	5,172,609
	Amdocs Ltd.	178,400	15,031,984
	Amkor Technology, Inc.	601,391	19,412,901
	Amphenol Corp., Class A	298,318	41,567,630
*	AmpliTech Group, Inc.	5,343	19,235
*	Amtech Systems, Inc.	14,266	113,129
	Analog Devices, Inc.	153,770	36,002,170
*	Appfolio, Inc., Class A	18,103	4,605,946
	Apple, Inc.	6,813,435	1,842,148,421
	Applied Materials, Inc.	242,097	56,432,811

121

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Applied Optoelectronics, Inc.	809	$28,768
*	AppLovin Corp., Class A	254,085	161,935,993
*	Arista Networks, Inc.	114,421	18,043,047
*	Arrow Electronics, Inc.	92,797	10,351,505
*	ASGN, Inc.	52,044	2,329,489
*	Astera Labs, Inc.	17,273	3,224,524
*	AstroNova, Inc.	16,656	151,236
*	Atlassian Corp., Class A	15,287	2,589,924
#*	Aurora Innovation, Inc.	635,630	3,330,701
*	Autodesk, Inc.	94,214	28,390,447
*	AvePoint, Inc.	110,033	1,548,164
*	Aviat Networks, Inc.	24,776	618,409
	Avnet, Inc.	146,535	7,099,621
#*	Axcelis Technologies, Inc.	56,991	4,534,204
*	AXT, Inc.	27,932	222,059
	Badger Meter, Inc.	27,283	4,923,217
	Bel Fuse, Inc. (BELFA US), Class A	2,432	332,527
#	Bel Fuse, Inc. (BELFB US), Class B	17,400	2,679,426
	Belden, Inc.	59,490	7,248,856
	Benchmark Electronics, Inc.	75,762	3,319,891
#	Bentley Systems, Inc., Class B	96,543	4,907,281
#*	Bill Holdings, Inc.	165,928	8,239,984
*	Bit Digital, Inc.	387,199	1,417,148
*	BK Technologies Corp.	5,497	410,681
*	Blackbaud, Inc.	58,588	3,751,976
#*	BlackLine, Inc.	36,589	2,094,720
*	Box, Inc., Class A	203,631	6,534,519
	Broadcom, Inc.	1,215,330	449,222,428
#*	C3.ai, Inc., Class A	121,591	2,137,570
*	Cadence Design Systems, Inc.	29,191	9,886,700
*	Calix, Inc.	94,771	6,484,232
#*	CCC Intelligent Solutions Holdings, Inc.	863,244	7,527,488
	CDW Corp.	164,131	26,157,557
#*	Cerence, Inc.	68,065	730,337
*	CEVA, Inc.	43,441	1,182,030
*	Ciena Corp.	217,264	41,262,779
#*	Cipher Mining, Inc.	114,374	2,133,075
*	Cirrus Logic, Inc.	77,076	10,224,131
	Cisco Systems, Inc.	2,247,906	164,344,408
#*	Cleanspark, Inc.	102,846	1,830,659
	Clear Secure, Inc., Class A	109,617	3,340,030
#*	Clearfield, Inc.	25,035	883,736
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Climb Global Solutions, Inc.	8,479	$941,847
*	Cloudflare, Inc., Class A	6,205	1,571,727
*	Coda Octopus Group, Inc.	22,446	230,072
	Cognex Corp.	188,921	7,819,440
	Cognizant Technology Solutions Corp., Class A	542,303	39,523,043
*	Coherent Corp.	138,390	18,261,944
*	Cohu, Inc.	86,152	2,049,556
*	CommScope Holding Co., Inc.	224,382	3,881,809
*	Commvault Systems, Inc.	25,412	3,537,859
*	Comtech Telecommunications Corp.	5,305	15,066
*	Consensus Cloud Solutions, Inc.	21,812	639,528
	Corning, Inc.	742,499	66,141,811
*	Corsair Gaming, Inc.	118,776	968,024
*	CPI Card Group, Inc.	215	3,363
#	Crane NXT Co.	86,214	5,453,036
*	Credo Technology Group Holding Ltd.	110,212	20,677,975
*	Crexendo, Inc.	15,880	102,744
*	Crowdstrike Holdings, Inc., Class A	8,724	4,737,219
*	CS Disco, Inc.	18,784	118,715
	CSP, Inc.	17,490	233,317
	CTS Corp.	53,112	2,204,679
*	CVD Equipment Corp.	2,764	10,807
#*	Daily Journal Corp.	2,539	1,028,397
*	Daktronics, Inc.	72,869	1,369,209
*	Data I/O Corp.	4,203	12,735
*	Data Storage Corp.	1,207	5,057
*	Datadog, Inc., Class A	54,026	8,795,973
	Dell Technologies, Inc., Class C	159,887	25,903,293
*	Diebold Nixdorf, Inc.	33,096	1,957,628
*	Digi International, Inc.	66,887	2,453,415
*	Digital Turbine, Inc.	95,034	593,012
#*	DigitalOcean Holdings, Inc.	61,901	2,516,895
*	Diodes, Inc.	83,681	4,465,218
*	Docusign, Inc.	139,863	10,229,580
	Dolby Laboratories, Inc., Class A	110,837	7,350,710
*	Dropbox, Inc., Class A	179,759	5,213,011
*	DXC Technology Co.	209,934	2,981,063
*	Dynatrace, Inc.	274,102	13,861,338
#*	Eastman Kodak Co.	146,849	931,023

122

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	eGain Corp.	2,952	$42,568
*	Electro-Sensors, Inc.	212	994
#*	Enphase Energy, Inc.	66,551	2,030,471
#	Entegris, Inc.	110,015	10,074,074
*	EPAM Systems, Inc.	48,973	8,009,044
	ePlus, Inc.	47,975	3,509,851
*	Everspin Technologies, Inc.	14,120	149,672
*	F5, Inc.	70,731	17,898,480
#*	Fabrinet	40,293	17,751,887
*	Fair Isaac Corp.	10,653	17,678,973
*	Fastly, Inc., Class A	268,511	2,225,956
#*	First Solar, Inc.	116,068	30,983,192
*	Five9, Inc.	72,962	1,771,517
*	Flex Ltd.	797,456	49,856,949
*	FormFactor, Inc.	115,788	6,362,551
*	Fortinet, Inc.	376,585	32,548,242
*	Franklin Wireless Corp.	8,801	44,797
*	Frequency Electronics, Inc.	36,985	1,358,089
*	Freshworks, Inc., Class A	338,384	3,756,062
*	Gartner, Inc.	60,021	14,905,615
	Gen Digital, Inc.	799,442	21,073,291
#*	GLOBALFOUNDRIES, Inc.	144,319	5,137,756
*	Globant SA	43,224	2,661,734
*	GoDaddy, Inc., Class A	103,810	13,820,225
*	Grid Dynamics Holdings, Inc.	102,312	955,594
*	GSI Technology, Inc.	9,798	89,064
*	Guidewire Software, Inc.	44,081	10,299,085
	Hackett Group, Inc.	41,308	748,088
*	Harmonic, Inc.	207,923	2,224,776
	Hewlett Packard Enterprise Co.	1,250,992	30,549,225
	HP, Inc.	536,451	14,843,599
*	HubSpot, Inc.	7,249	3,565,928
#*	Hut 8 Corp. (HUT US)	13,737	695,916
#*	I3 Verticals, Inc., Class A	43,022	1,322,927
*	Ichor Holdings Ltd.	43,379	983,836
*	Identiv, Inc.	33,818	135,272
	Information Services Group, Inc.	43,033	237,112
#*	Inseego Corp.	1,482	24,660
*	Insight Enterprises, Inc.	48,925	4,892,500
*	Intapp, Inc.	30,590	1,174,044
*	Intel Corp.	923,943	36,948,481
*	Intellicheck, Inc.	1,258	5,774
*	Intellinetics, Inc.	207	1,956
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	InterDigital, Inc.	88,259	$31,946,228
	International Business Machines Corp.	547,292	168,243,034
*	inTEST Corp.	25,923	219,827
	Intuit, Inc.	37,984	25,356,219
#*	IonQ, Inc.	52,014	3,244,633
*	IPG Photonics Corp.	66,639	5,672,312
*	Itron, Inc.	102,615	10,295,363
#	Jabil, Inc.	142,454	31,466,664
#*	Jamf Holding Corp.	138,487	1,779,558
*	JFrog Ltd.	161,150	7,651,402
*	Key Tronic Corp.	22,454	79,936
*	Keysight Technologies, Inc.	144,880	26,507,245
*	Kimball Electronics, Inc.	44,476	1,293,140
#	KLA Corp.	60,745	73,424,911
*	Knowles Corp.	190,982	4,509,085
	Kulicke & Soffa Industries, Inc.	93,957	3,751,703
*	KVH Industries, Inc.	68,090	406,497
*	Kyndryl Holdings, Inc.	417,562	12,075,893
	Lam Research Corp.	578,826	91,141,942
*	Lantronix, Inc.	70,683	348,467
#*	Lattice Semiconductor Corp.	53,514	3,904,381
*	LGL Group, Inc.	6,640	40,172
	Littelfuse, Inc.	44,736	10,884,716
*	LiveRamp Holdings, Inc.	118,209	3,231,834
*	Lumentum Holdings, Inc.	56,299	11,347,626
*	MACOM Technology Solutions Holdings, Inc.	61,716	9,141,991
*	Magnachip Semiconductor Corp.	8,656	26,834
*	Manhattan Associates, Inc.	57,925	10,546,405
	Marvell Technology, Inc.	310,533	29,109,363
*	MaxLinear, Inc.	108,919	1,650,123
	Methode Electronics, Inc.	49,288	331,708
	Microchip Technology, Inc.	240,751	15,027,677
	Micron Technology, Inc.	335,325	75,035,675
	Microsoft Corp.	3,480,304	1,802,136,214
#*	Mirion Technologies, Inc.	231,728	6,805,851
#*	Mitek Systems, Inc.	80,270	739,287
#	MKS, Inc.	59,654	8,572,876

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CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MongoDB, Inc.	58,221	$20,949,080
	Monolithic Power Systems, Inc.	16,385	16,466,925
	Motorola Solutions, Inc.	76,490	31,109,248
*	M-Tron Industries, Inc.	3,320	182,998
*	N-able, Inc.	180,809	1,415,734
	Napco Security Technologies, Inc.	38,548	1,701,894
#*	nCino, Inc.	150,410	4,012,939
#*	NCR Voyix Corp.	210,819	2,405,445
	NetApp, Inc.	241,476	28,441,043
*	NETGEAR, Inc.	52,268	1,814,745
*	NetScout Systems, Inc.	118,848	3,303,974
*	NetSol Technologies, Inc.	4,199	18,434
*	nLight, Inc.	67,433	2,225,963
*	Nortech Systems, Inc.	446	4,228
*	Novanta, Inc.	31,558	4,008,182
*	Nutanix, Inc., Class A	131,659	9,379,387
#	NVE Corp.	5,773	398,626
	NVIDIA Corp.	11,134,535	2,254,631,827
	NXP Semiconductors NV	132,904	27,792,884
*	Okta, Inc.	124,863	11,428,710
*	ON Semiconductor Corp.	383,570	19,209,186
*	ON24, Inc.	40,244	222,147
	OneSpan, Inc.	66,089	753,415
*	Onto Innovation, Inc.	44,086	5,949,847
*	Ooma, Inc.	3,797	42,640
*	Optical Cable Corp.	4,427	34,840
	Oracle Corp.	727,057	190,932,439
#*	OSI Systems, Inc.	25,265	7,035,292
*	Ouster, Inc.	19,532	651,588
*	Palantir Technologies, Inc., Class A	413,256	82,845,430
*	Palo Alto Networks, Inc.	50,290	11,075,870
#*	PAR Technology Corp.	104,464	3,691,758
	PC Connection, Inc.	54,176	3,303,111
*	PDF Solutions, Inc.	59,299	1,727,380
#	Pegasystems, Inc.	200,679	12,773,218
#*	Penguin Solutions, Inc.	140,472	3,128,311
*	Photronics, Inc.	106,315	2,540,929
*»	Pivotal Software, Inc.	73,758	0
*	Plexus Corp.	49,035	6,859,996
*	Porch Group, Inc.	7,570	113,929
	Power Integrations, Inc.	84,908	3,556,796
*	Powerfleet, Inc. NJ	74,997	382,485
*	Progress Software Corp.	77,312	3,296,584
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	PTC, Inc.	65,268	$12,958,309
*	Pure Storage, Inc., Class A	103,915	10,256,410
*	Q2 Holdings, Inc.	58,523	3,614,380
*	Qorvo, Inc.	136,101	12,918,707
	QUALCOMM, Inc.	817,724	147,926,272
*	Qualys, Inc.	59,223	7,299,827
*	QuickLogic Corp.	4,090	32,311
	Ralliant Corp.	81,985	3,600,781
*	Rambus, Inc.	162,020	16,662,137
	Red Violet, Inc.	3,910	209,693
*	Research Solutions, Inc.	3,464	11,223
*	RF Industries Ltd.	19,118	149,503
*	Ribbon Communications, Inc.	271,615	912,626
	Richardson Electronics Ltd.	31,325	337,684
*	RingCentral, Inc., Class A	46,734	1,407,628
#*	Riot Platforms, Inc.	506,592	10,020,390
*	Rogers Corp.	32,939	2,883,480
	Roper Technologies, Inc.	43,431	19,376,741
*	Rubrik, Inc., Class A	75,459	5,679,799
	Salesforce, Inc.	170,464	44,390,530
*	Samsara, Inc., Class A	69,922	2,808,767
*	Sandisk Corp.	64,903	12,937,115
*	Sanmina Corp.	131,140	17,972,737
*	ScanSource, Inc.	74,605	3,200,928
	Seagate Technology Holdings PLC	92,831	23,753,596
*	SEMrush Holdings, Inc., Class A	62,484	453,634
*	Semtech Corp.	9,261	628,451
*	SentinelOne, Inc., Class A	363,297	6,484,851
*	ServiceNow, Inc.	13,777	12,664,921
*	Silicon Laboratories, Inc.	49,766	6,523,327
*	SiTime Corp.	1,680	486,595
*	SkyWater Technology, Inc.	17,898	312,947
	Skyworks Solutions, Inc.	122,208	9,498,006
*	Snowflake, Inc.	23,360	6,421,197
*	Sono-Tek Corp.	489	2,210
*	SoundThinking, Inc.	767	7,171
*	Sprinklr, Inc., Class A	148,551	1,146,814
#*	SPS Commerce, Inc.	5,917	486,614
»	SRAX, Inc.	3,513	351

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CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Super Micro Computer, Inc.	327,185	$17,000,533
*	Synaptics, Inc.	71,670	5,084,270
*	Synchronoss Technologies, Inc.	1,336	7,007
*	Synopsys, Inc.	16,383	7,434,933
	Taitron Components, Inc., Class A	3,089	7,352
	TD SYNNEX Corp.	99,918	15,636,168
	TE Connectivity PLC	180,880	44,679,169
*	Teledyne Technologies, Inc.	29,570	15,578,067
*	Telos Corp.	41,475	284,519
*	Teradata Corp.	90,832	1,893,847
	Teradyne, Inc.	151,663	27,566,267
	Texas Instruments, Inc.	524,903	84,750,838
*	TransAct Technologies, Inc.	2,989	14,078
*	Trimble, Inc.	234,710	18,718,122
*	Trio-Tech International	3,963	29,247
*	TTM Technologies, Inc.	270,648	18,187,546
*	Turtle Beach Corp.	3,982	67,296
*	Twilio, Inc., Class A	116,608	15,728,087
*	Tyler Technologies, Inc.	18,229	8,681,744
#*	UiPath, Inc., Class A	537,301	8,521,594
*	Ultra Clean Holdings, Inc.	57,744	1,582,763
*	Unisys Corp.	2,136	7,626
*	Unity Software, Inc.	288,589	10,937,523
	Universal Display Corp.	40,337	5,940,833
*	Veeco Instruments, Inc.	108,137	3,108,939
*	Verint Systems, Inc.	29,570	599,680
	VeriSign, Inc.	41,695	9,998,461
#*	Vertex, Inc., Class A	44,025	1,008,173
*	Viant Technology, Inc., Class A	2,633	23,381
#*	Viasat, Inc.	16,924	673,914
*	Viavi Solutions, Inc.	335,135	5,931,890
#	Vishay Intertechnology, Inc.	196,886	3,343,124
*	Vishay Precision Group, Inc.	22,666	849,068
	Vontier Corp.	262,621	10,110,908
	Western Digital Corp.	392,580	58,969,442
*	WidePoint Corp.	562	3,737
*	Workday, Inc., Class A	88,406	21,210,368
#	Xerox Holdings Corp.	159,100	528,212
*	Xperi, Inc.	15,983	107,406
*	Yext, Inc.	104,766	887,368
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zebra Technologies Corp., Class A	41,370	$11,138,872
*	Zoom Communications, Inc.	234,039	20,415,222
*	Zscaler, Inc.	26,722	8,848,723
TOTAL INFORMATION TECHNOLOGY			10,073,988,666
MATERIALS — (2.9%)
	AdvanSix, Inc.	32,697	607,837
	Air Products & Chemicals, Inc.	94,582	22,944,647
#	Albemarle Corp.	104,416	10,256,784
	Alcoa Corp.	271,578	9,991,355
#*	Alpha Metallurgical Resources, Inc.	17,849	3,092,518
	Amcor PLC	3,114,194	24,602,133
*	American Biltrite, Inc.	36	4,550
*	American Vanguard Corp.	44,600	199,362
*	Ampco-Pittsburgh Corp.	3,911	8,213
	AptarGroup, Inc.	107,339	12,452,397
	Ardagh Metal Packaging SA	60,566	216,221
*	Arq, Inc.	33,633	223,323
*	Ascent Industries Co.	19,088	232,110
	Ashland, Inc.	64,888	3,173,023
*	Aspen Aerogels, Inc.	96,937	789,067
	Avery Dennison Corp.	136,814	23,927,400
	Avient Corp.	152,994	4,906,518
*	Axalta Coating Systems Ltd.	257,191	7,322,228
	Balchem Corp.	49,200	7,546,788
	Ball Corp.	258,962	12,171,214
	Cabot Corp.	105,328	7,107,533
	Caledonia Mining Corp. PLC	3,600	101,232
	Celanese Corp.	106,191	4,081,982
*	Century Aluminum Co.	140,150	4,151,243
	CF Industries Holdings, Inc.	247,915	20,648,840
#	Chemours Co.	141,638	1,896,533
*	Clearwater Paper Corp.	101,220	1,786,533
*	Cleveland-Cliffs, Inc.	719,944	8,948,904
*	Coeur Mining, Inc.	738,660	12,682,792
#	Commercial Metals Co.	201,678	11,971,606
*	Compass Minerals International, Inc.	53,921	934,990
*	Core Molding Technologies, Inc.	17,303	309,897

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CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Corteva, Inc.	458,974	$28,199,363
	CRH PLC (CRHCF US)	226,462	26,971,624
	Crown Holdings, Inc.	272,535	26,484,951
*	Dakota Gold Corp.	18,042	73,611
	Dow, Inc.	537,271	12,813,913
	DuPont de Nemours, Inc.	214,537	17,516,946
	Eagle Materials, Inc.	59,064	12,540,468
	Eastman Chemical Co.	132,454	7,883,662
	Ecolab, Inc.	78,139	20,034,840
*	Ecovyst, Inc.	154,679	1,266,821
	Element Solutions, Inc.	436,946	11,675,197
	Flexible Solutions International, Inc.	3,460	31,348
*	Flotek Industries, Inc.	22,680	392,591
#	FMC Corp.	146,857	2,227,821
	Fortitude Gold Corp.	54,214	232,578
	Freeport-McMoRan, Inc.	794,665	33,137,530
	Friedman Industries, Inc.	15,398	327,054
	Graphic Packaging Holding Co.	617,937	9,880,813
	Greif, Inc. (GEF US), Class A	49,438	2,812,528
	Greif, Inc. (GEF/B US), Class B	21,942	1,293,481
	Hawkins, Inc.	37,705	5,348,454
	HB Fuller Co.	97,679	5,603,844
	Hecla Mining Co.	884,682	11,385,857
	Huntsman Corp.	212,152	1,756,619
*	Idaho Strategic Resources, Inc.	1,131	37,391
*	Ingevity Corp.	49,610	2,665,049
	Innospec, Inc.	45,180	3,324,344
	International Flavors & Fragrances, Inc.	176,713	11,127,618
#	International Paper Co.	431,565	16,675,672
*	Intrepid Potash, Inc.	23,963	638,135
	Kaiser Aluminum Corp.	21,267	1,925,302
*	Knife River Corp.	92,541	5,595,029
	Koppers Holdings, Inc.	39,017	1,101,060
	Kronos Worldwide, Inc.	88,174	433,816
	Linde PLC	153,719	64,300,658
	Louisiana-Pacific Corp.	104,567	9,108,831
#*	LSB Industries, Inc.	106,466	897,508
		Shares	Value†
MATERIALS — (Continued)
	LyondellBasell Industries NV, Class A	184,101	$8,545,968
	Martin Marietta Materials, Inc.	42,522	26,070,238
	Materion Corp.	37,346	4,280,972
	Mativ Holdings, Inc.	60,232	643,278
#*	McEwen, Inc.	44,109	808,518
	Mercer International, Inc.	92,160	193,536
*	Metallus, Inc.	84,681	1,489,539
	Minerals Technologies, Inc.	54,234	3,077,780
	Mosaic Co.	456,019	12,517,722
#*	MP Materials Corp.	176,978	11,165,542
	Myers Industries, Inc.	57,372	994,257
	NewMarket Corp.	17,077	13,113,428
	Newmont Corp.	753,152	60,982,717
	Nexa Resources SA	21,304	123,776
	Northern Technologies International Corp.	21,837	162,249
	Nucor Corp.	215,596	32,350,180
*	O-I Glass, Inc.	179,584	2,027,503
	Olin Corp.	312,035	6,459,124
	Olympic Steel, Inc.	29,553	1,093,461
	Orion SA	17,423	92,342
	Packaging Corp. of America	109,851	21,504,432
#*	Perimeter Solutions, Inc.	168,044	3,950,714
	PPG Industries, Inc.	231,094	22,589,438
	Quaker Chemical Corp.	6,679	927,646
*	Ramaco Resources, Inc. (METC US), Class A	41,213	1,251,227
	Ramaco Resources, Inc. (METCB US), Class B	5,431	79,727
*	Ranpak Holdings Corp.	27,705	146,837
*	Rayonier Advanced Materials, Inc.	108,843	756,459
	Reliance, Inc.	63,459	17,922,725
††	Resolute Forest Products, Inc.	229,171	61,028
	Royal Gold, Inc.	98,520	17,220,311
	RPM International, Inc.	170,372	18,618,252
#	Ryerson Holding Corp.	58,017	1,279,855
	Scotts Miracle-Gro Co.	39,910	2,135,983
#	Sealed Air Corp.	207,865	6,965,556
	Sensient Technologies Corp.	63,764	6,012,308

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CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Sherwin-Williams Co.	132,829	$45,818,035
#	Silgan Holdings, Inc.	250,978	9,692,770
*	Smith-Midland Corp.	778	28,366
	Smurfit WestRock PLC	372,730	13,761,192
*	Solstice Advanced Materials, Inc.	94,829	4,273,943
	Sonoco Products Co.	165,614	6,718,960
#	Southern Copper Corp.	59,290	8,229,452
	Steel Dynamics, Inc.	211,105	33,101,264
	Stepan Co.	31,751	1,376,406
	SunCoke Energy, Inc.	97,134	778,043
	Sylvamo Corp.	48,462	1,967,557
*	Tredegar Corp.	7,380	50,996
	TriMas Corp.	73,229	2,601,826
#	Tronox Holdings PLC	185,984	650,944
*	U.S. Gold Corp.	6,134	93,973
	U.S. Lime & Minerals, Inc.	43,003	5,040,812
	Vulcan Materials Co.	116,859	33,830,680
#	Warrior Met Coal, Inc.	94,720	6,425,805
	Westlake Corp.	50,760	3,492,796
	Worthington Steel, Inc.	92,325	2,953,477
TOTAL MATERIALS			1,065,514,025
REAL ESTATE — (0.4%)
*	AMREP Corp.	9,398	201,869
*	Anywhere Real Estate, Inc.	205,290	2,063,165
*	CBRE Group, Inc., Class A	271,159	41,332,766
*	CKX Lands, Inc.	2,161	23,501
*	Compass, Inc., Class A	545,556	4,206,237
*	Comstock Holding Cos., Inc.	4,554	60,841
*	CoStar Group, Inc.	192,567	13,250,535
*	Cushman & Wakefield PLC	371,264	5,828,845
*	Douglas Elliman, Inc.	27,019	66,737
#	eXp World Holdings, Inc.	29,327	300,309
*	Five Point Holdings LLC, Class A	104,641	612,150
*	Forestar Group, Inc.	59,053	1,535,969
*	FRP Holdings, Inc.	39,734	941,696
*	Howard Hughes Holdings, Inc.	107,876	8,552,409
*	Jones Lang LaSalle, Inc.	56,915	17,364,197
*»	JW Mays, Inc.	2,713	106,784
		Shares	Value†
REAL ESTATE — (Continued)
	Kennedy-Wilson Holdings, Inc.	167,070	$1,263,049
	Marcus & Millichap, Inc.	81,443	2,378,950
#*	Maui Land & Pineapple Co., Inc.	11,427	182,832
	Newmark Group, Inc., Class A	233,368	4,160,951
*	RE/MAX Holdings, Inc., Class A	9,696	76,889
	RMR Group, Inc., Class A	23,160	358,285
#*	Seaport Entertainment Group, Inc.	27,768	668,376
	St. Joe Co.	111,886	6,352,887
*	Stratus Properties, Inc.	10,220	192,034
#*	Tejon Ranch Co.	37,349	590,861
*	Zillow Group, Inc. (Z US), Class C	170,206	12,762,046
#*	Zillow Group, Inc. (ZG US), Class A	58,846	4,209,254
TOTAL REAL ESTATE			129,644,424
UTILITIES — (2.1%)
	AES Corp.	500,757	6,945,500
	ALLETE, Inc.	66,245	4,460,276
#	Alliant Energy Corp.	189,574	12,667,335
	Ameren Corp.	114,460	11,677,209
	American Electric Power Co., Inc.	221,751	26,667,775
	American States Water Co.	42,984	3,065,189
	American Water Works Co., Inc.	76,643	9,843,260
	Artesian Resources Corp., Class A	10,522	339,124
	Atmos Energy Corp.	92,101	15,815,584
	Avista Corp.	90,124	3,429,218
	Black Hills Corp.	68,263	4,329,922
	California Water Service Group	66,493	2,950,959
	CenterPoint Energy, Inc.	398,724	15,247,206
	Chesapeake Utilities Corp.	26,038	3,314,117
	Clearway Energy, Inc. (CWEN US), Class C	109,210	3,487,075
	Clearway Energy, Inc. (CWENA US), Class A	21,418	642,326
	CMS Energy Corp.	183,359	13,486,054

127

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CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Consolidated Edison, Inc.	145,724	$14,194,975
	Consolidated Water Co. Ltd.	17,697	601,875
	Constellation Energy Corp.	77,855	29,351,335
	Dominion Energy, Inc.	297,609	17,466,672
	DTE Energy Co.	105,448	14,292,422
	Duke Energy Corp.	144,772	17,995,160
	Edison International	141,396	7,830,510
	Entergy Corp.	215,812	20,737,375
	Essential Utilities, Inc.	205,936	8,037,682
	Evergy, Inc.	216,513	16,630,364
	Eversource Energy	205,472	15,165,888
	Exelon Corp.	391,646	18,062,714
	FirstEnergy Corp.	308,591	14,142,726
	Genie Energy Ltd., Class B	45,288	681,584
	Global Water Resources, Inc.	821	8,144
	H2O America	38,156	1,764,715
*	Hallador Energy Co.	49,637	1,073,648
*	Hawaiian Electric Industries, Inc.	43,059	500,346
	IDACORP, Inc.	60,037	7,745,974
#	MDU Resources Group, Inc.	369,855	7,093,819
#	MGE Energy, Inc.	40,603	3,364,771
	Middlesex Water Co.	20,348	1,169,400
	National Fuel Gas Co.	56,840	4,485,244
	New Jersey Resources Corp.	166,681	7,383,968
	NextEra Energy, Inc.	402,588	32,770,663
#	NiSource, Inc.	320,661	13,503,035
	Northwest Natural Holding Co.	40,506	1,844,238
	Northwestern Energy Group, Inc.	59,193	3,532,046
	NRG Energy, Inc.	272,599	46,848,864
	OGE Energy Corp.	193,838	8,556,009
	ONE Gas, Inc.	66,666	5,345,947
	Ormat Technologies, Inc.	112,049	11,918,652
	Otter Tail Corp.	68,475	5,287,639
	PG&E Corp.	585,202	9,339,824
	Pinnacle West Capital Corp.	79,820	7,065,666
	Portland General Electric Co.	120,220	5,491,650
#	PPL Corp.	371,995	13,585,257
	Public Service Enterprise Group, Inc.	296,330	23,872,345
	Shares	Value†
UTILITIES — (Continued)
* Pure Cycle Corp.	41,462	$456,497
RGC Resources, Inc.	9,760	202,130
Sempra	229,898	21,136,822
Southern Co.	226,157	21,267,804
Southwest Gas Holdings, Inc.	74,614	5,931,813
Spire, Inc.	65,584	5,666,458
#* Talen Energy Corp.	13,627	5,447,802
TXNM Energy, Inc.	74,020	4,204,336
UGI Corp.	258,497	8,641,555
Unitil Corp.	19,883	969,296
Vistra Corp.	491,449	92,539,847
WEC Energy Group, Inc.	114,495	12,792,526
Xcel Energy, Inc.	270,396	21,948,043
York Water Co.	16,024	497,866
TOTAL UTILITIES		758,814,070
TOTAL COMMON STOCKS		35,415,035,031
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
* Bed Bath & Beyond, Inc. Warrants 10/07/2026	760	904
TOTAL RIGHTS/WARRANTS		904
TOTAL INVESTMENT SECURITIES (Cost $12,858,860,424)		35,415,035,935

TEMPORARY CASH INVESTMENTS — (0.8%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	316,106,224	316,106,224
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	52,723,780	609,855,959
TOTAL INVESTMENTS — (100.0%)
(Cost $13,784,822,607)			$36,340,998,118

128

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CONTINUED
As of October 31, 2025, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	896	12/19/25	$299,597,550	$307,955,200	$8,357,650
Total Futures Contracts			$299,597,550	$307,955,200	$8,357,650
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$2,997,990,700	—	—	$2,997,990,700
Consumer Discretionary	3,274,711,069	—	—	3,274,711,069
Consumer Staples	1,799,183,047	$252,660	—	1,799,435,707
Energy	1,670,894,439	—	—	1,670,894,439
Financials	5,879,602,444	44,285	—	5,879,646,729
Health Care	3,019,916,633	—	$1,025,284	3,020,941,917
Industrials	4,741,564,696	1,887,953	636	4,743,453,285
Information Technology	10,073,988,315	351	—	10,073,988,666
Materials	1,065,452,997	—	61,028	1,065,514,025
Real Estate	129,537,640	106,784	—	129,644,424
Utilities	758,814,070	—	—	758,814,070
Rights/Warrants
Consumer Discretionary	—	904	—	904
Temporary Cash Investments	316,106,224	—	—	316,106,224
Securities Lending Collateral	—	609,855,959	—	609,855,959
Total Investments in Securities	$35,727,762,274	$612,148,896	$1,086,948˂˃	$36,340,998,118
Financial Instruments
Assets
Futures Contracts**	8,357,650	—	—	8,357,650
Total Financial Instruments	$8,357,650	—	—	$8,357,650
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
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SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (8.0%)
	Alphabet, Inc. (GOOG US), Class C	226,372	$63,796,157
	Alphabet, Inc. (GOOGL US), Class A	329,804	92,737,587
*	AMC Networks, Inc., Class A	12,094	91,673
*	Angi, Inc.	4,120	54,672
	Array Digital Infrastructure, Inc.	46,149	2,266,839
	AT&T, Inc.	437,671	10,832,357
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	292	12,597
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	41	1,670
	ATN International, Inc.	3,917	56,914
*	Bandwidth, Inc., Class A	20,947	338,294
*	Boston Omaha Corp., Class A	9,871	125,559
*	Bumble, Inc., Class A	40,446	224,475
	Cable One, Inc.	1,090	161,920
*	Cargurus, Inc.	19,435	682,557
*	Cars.com, Inc.	42,843	460,134
#*	Charter Communications, Inc., Class A	33,943	7,937,231
	Cinemark Holdings, Inc.	74,142	2,002,575
*	Cineverse Corp.	2,980	9,089
	Comcast Corp., Class A	272,388	7,581,920
*	Creative Realities, Inc.	100	293
*	DoubleVerify Holdings, Inc.	82,035	933,558
*	EchoStar Corp., Class A	1,670	125,033
	Electronic Arts, Inc.	23,552	4,711,813
	Entravision Communications Corp., Class A	72,522	150,121
*	Eventbrite, Inc., Class A	9,491	21,924
*	EverQuote, Inc., Class A	8,553	184,232
*	EW Scripps Co., Class A	30,529	74,185
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Fox Corp. (FOX US), Class B	1,400	$81,774
	Fox Corp. (FOXA US), Class A	93,567	6,049,107
*	Frontier Communications Parent, Inc.	120,192	4,538,450
*	Gaia, Inc.	9,523	47,520
*	Gannett Co., Inc.	35,611	188,738
*	GCI Liberty, Inc. (GLBKV US), Class C	5,474	200,485
*	GCI Liberty, Inc. (GLIBA US), Class A	22	805
	Gray Media, Inc.	52,447	239,683
	Gray Media, Inc., Class A	2,300	21,321
	IDT Corp., Class B	15,524	786,446
*	IMAX Corp.	24,673	801,626
*	Integral Ad Science Holding Corp.	19,029	194,286
	Interpublic Group of Cos., Inc.	80,376	2,062,448
	Iridium Communications, Inc.	65,223	1,249,020
*	IZEA Worldwide, Inc.	62	319
	John Wiley & Sons, Inc. (WLY US), Class A	29,480	1,086,928
*	Liberty Broadband Corp. (LBRDA US), Class A	4,653	248,889
*	Liberty Broadband Corp. (LBRDK US), Class C	29,171	1,569,983
*	Liberty Global Ltd. (LBTYA US), Class A	69,164	760,804
*	Liberty Global Ltd. (LBTYK US), Class C	62,001	691,311
*	Liberty Latin America Ltd. (LILA US), Class A	20,793	162,185
*	Liberty Latin America Ltd. (LILAK US), Class C	135,519	1,071,955

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CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	360	$32,753
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	890	88,867
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	3,558	312,179
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	13,869	1,253,896
*	Lionsgate Studios Corp.	60,088	386,366
*	Lumen Technologies, Inc.	120,975	1,243,623
*	Madison Square Garden Entertainment Corp.	13,611	601,062
*	Magnite, Inc.	2,873	51,369
	Marcus Corp.	12,500	180,000
	Meta Platforms, Inc., Class A	164,350	106,556,322
*	Motorsport Games, Inc., Class A	923	2,224
*	Netflix, Inc.	5,726	6,406,592
	New York Times Co., Class A	49,257	2,807,156
	News Corp. (NWSA US), Class A	127,975	3,391,337
	Nexstar Media Group, Inc.	14,997	2,935,363
*	Nextdoor Holdings, Inc.	79,049	154,146
#	Omnicom Group, Inc.	37,049	2,779,416
*	PubMatic, Inc., Class A	18,248	152,553
*	QuinStreet, Inc.	629	9,303
*	Reservoir Media, Inc.	7,804	59,310
*	Roku, Inc.	1,931	204,937
	Saga Communications, Inc., Class A	2,124	26,019
	Scholastic Corp.	14,255	408,691
	Shenandoah Telecommunications Co.	32,034	394,659
	Shutterstock, Inc.	13,290	332,649
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Sinclair, Inc.	11,930	$162,964
#*	Sphere Entertainment Co.	20,800	1,424,384
	Spok Holdings, Inc.	12,013	171,666
*	Stagwell, Inc.	52,918	251,361
*	Starz Entertainment Corp.	4,004	42,082
	Sunrise Communications AG, ADR, Class A	15,781	858,486
*	TechTarget, Inc.	17,658	96,942
	TEGNA, Inc.	141,558	2,784,446
	Telephone & Data Systems, Inc.	86,144	3,344,110
	T-Mobile U.S., Inc.	32,374	6,800,159
*	TripAdvisor, Inc.	29,886	479,969
*	TrueCar, Inc.	52,303	115,067
	Verizon Communications, Inc.	425,249	16,899,395
	Walt Disney Co.	42,769	4,816,645
*	Warner Bros Discovery, Inc.	397,343	8,920,350
#	Warner Music Group Corp., Class A	24,562	785,002
*	WideOpenWest, Inc.	12,092	62,032
*	Yelp, Inc.	36,885	1,216,467
	Zedge, Inc., Class B	5,669	14,286
*	Ziff Davis, Inc.	22,849	774,581
*	ZoomInfo Technologies, Inc.	157,603	1,768,306
TOTAL COMMUNICATION SERVICES			400,188,954
CONSUMER DISCRETIONARY — (10.3%)
#*	1-800-Flowers.com, Inc., Class A	25,052	90,187
*	1stdibs.com, Inc.	14,223	51,203
*	Abercrombie & Fitch Co., Class A	25,312	1,836,386
	Academy Sports & Outdoors, Inc.	56,512	2,706,360
*	Accel Entertainment, Inc.	4,871	49,635
#	Acushnet Holdings Corp.	53,362	4,126,483
*	Adient PLC	30,408	705,162
	ADT, Inc.	340,730	3,012,053
*	Adtalem Global Education, Inc.	35,462	3,475,985
#	Advance Auto Parts, Inc.	21,144	996,517
*	Airbnb, Inc., Class A	16,795	2,125,239

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CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	A-Mark Precious Metals, Inc.	13,367	$355,295
*	Amazon.com, Inc.	392,236	95,791,876
	AMCON Distributing Co.	438	50,236
*	American Axle & Manufacturing Holdings, Inc.	79,396	492,255
	American Eagle Outfitters, Inc.	133,690	2,233,960
*	American Outdoor Brands, Inc.	10,326	70,940
*	American Public Education, Inc.	12,290	411,592
*	America's Car-Mart, Inc.	4,825	107,308
*	Aptiv PLC	51,308	4,161,079
	Aramark	71,176	2,696,147
*	Arhaus, Inc.	24,541	245,901
*	Ark Restaurants Corp.	2,975	21,747
	Arko Corp.	33,810	148,933
*	Asbury Automotive Group, Inc.	5,222	1,225,081
	Autoliv, Inc.	26,841	3,135,029
*	AutoNation, Inc.	17,123	3,422,374
*	AutoZone, Inc.	263	966,375
	Bassett Furniture Industries, Inc.	9,023	133,089
	Bath & Body Works, Inc.	16,472	403,235
*	Beachbody Co., Inc.	1,976	9,840
*	Beazer Homes USA, Inc.	17,696	396,390
	Best Buy Co., Inc.	57,526	4,725,186
*	Biglari Holdings, Inc. (BH US), Class B	1,079	389,853
*	Biglari Holdings, Inc. (BH/A US), Class A	142	248,960
*	Birkenstock Holding PLC	33,320	1,329,801
*	BJ's Restaurants, Inc.	15,067	511,675
	Bloomin' Brands, Inc.	44,701	305,308
	Booking Holdings, Inc.	139	705,806
*	Boot Barn Holdings, Inc.	11,482	2,177,561
	BorgWarner, Inc.	110,754	4,757,992
	Boyd Gaming Corp.	30,753	2,394,736
*	Bright Horizons Family Solutions, Inc.	7,692	840,197
	Brightstar Lottery PLC	102,105	1,701,069
*	Brinker International, Inc.	15,974	1,735,735
	Brunswick Corp.	39,658	2,621,790
	Buckle, Inc.	31,954	1,751,079
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Build-A-Bear Workshop, Inc.	8,997	$487,817
*	Burlington Stores, Inc.	11,760	3,217,418
*	Caesars Entertainment, Inc.	7,463	150,006
	Caleres, Inc.	19,847	219,111
	Camping World Holdings, Inc., Class A	30,208	397,537
*	CarMax, Inc.	36,577	1,532,942
*	Carnival Corp.	172,956	4,986,321
	Carriage Services, Inc.	11,707	523,303
	Carter's, Inc.	2,639	82,865
*	Carvana Co.	2,266	694,620
	Cato Corp., Class A	2,852	10,980
*	Cavco Industries, Inc.	1,644	870,991
	Century Communities, Inc.	23,307	1,384,436
*	Champion Homes, Inc.	12,944	883,169
#	Cheesecake Factory, Inc.	34,456	1,715,909
*	Chewy, Inc., Class A	29,624	998,921
*	Chipotle Mexican Grill, Inc.	73,326	2,323,701
#	Choice Hotels International, Inc.	5,438	505,516
	Churchill Downs, Inc.	19,350	1,919,520
*	Citi Trends, Inc.	10,291	368,624
	Clarus Corp.	3,449	11,520
	Columbia Sportswear Co.	16,926	840,037
*	Coursera, Inc.	57,937	487,830
#	Cracker Barrel Old Country Store, Inc.	8,157	274,891
	Cricut, Inc., Class A	7,800	41,418
*	Crocs, Inc.	24,295	1,984,659
	Crown Crafts, Inc.	4,355	12,542
*	Culp, Inc.	9,172	36,871
	Dana, Inc.	98,173	1,992,912
	Darden Restaurants, Inc.	18,732	3,374,570
#*	Dave & Buster's Entertainment, Inc.	22,136	325,178
*	Deckers Outdoor Corp.	27,662	2,254,453
	Designer Brands, Inc., Class A	25,450	93,911
	Dick's Sporting Goods, Inc.	22,479	4,977,975
#	Dillard's, Inc., Class A	4,787	2,872,583
*	Dorman Products, Inc.	13,216	1,772,662
	DR Horton, Inc.	46,289	6,900,764

132

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CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dream Finders Homes, Inc., Class A	6,469	$128,086
*	Driven Brands Holdings, Inc.	569	8,165
*	Duluth Holdings, Inc., Class B	3,645	10,024
	eBay, Inc.	66,548	5,411,018
*	El Pollo Loco Holdings, Inc.	21,476	219,485
	Escalade, Inc.	9,636	110,910
	Ethan Allen Interiors, Inc.	21,796	526,809
*	Etsy, Inc.	2,977	184,574
*	European Wax Center, Inc., Class A	3,511	13,693
	Expedia Group, Inc.	21,806	4,797,320
*	Figs, Inc., Class A	60,481	451,188
*	First Watch Restaurant Group, Inc.	22,124	364,825
*	Five Below, Inc.	10,014	1,574,902
	Flanigan's Enterprises, Inc.	1,001	31,682
	Flexsteel Industries, Inc.	4,222	144,350
#*	Floor & Decor Holdings, Inc., Class A	15,459	965,878
	Ford Motor Co.	809,416	10,627,632
*	Fossil Group, Inc.	5,924	12,322
*	Fox Factory Holding Corp.	13,049	288,513
*	Frontdoor, Inc.	21,542	1,431,035
*	Funko, Inc., Class A	1,705	5,320
#*	GameStop Corp., Class A	21,638	482,311
	Gap, Inc.	150,044	3,428,505
	Garmin Ltd.	17,698	3,786,310
	General Motors Co.	281,807	19,470,046
*	Genesco, Inc.	9,078	263,353
	Gentex Corp.	117,490	2,755,140
*	Gentherm, Inc.	21,024	773,683
	Genuine Parts Co.	26,331	3,352,200
*	G-III Apparel Group Ltd.	29,494	791,914
*	Global Business Travel Group I	1,850	14,541
*	Goodyear Tire & Rubber Co.	84,861	584,692
	Graham Holdings Co., Class B	1,322	1,338,036
*	Grand Canyon Education, Inc.	8,898	1,675,493
*	Green Brick Partners, Inc.	22,902	1,482,675
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Group 1 Automotive, Inc.	7,186	$2,856,722
	Guess?, Inc.	39,088	663,714
	H&R Block, Inc.	9,239	459,548
	Hamilton Beach Brands Holding Co., Class A	8,700	122,409
*	Hanesbrands, Inc.	232,607	1,537,532
	Harley-Davidson, Inc.	62,070	1,674,649
	Hasbro, Inc.	17,210	1,313,295
	Haverty Furniture Cos., Inc. (HVT US)	13,505	294,544
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	1,796	40,212
*	Helen of Troy Ltd.	11,167	208,041
*	Hilton Grand Vacations, Inc.	36,827	1,526,479
	Hilton Worldwide Holdings, Inc.	270	69,379
*	Holley, Inc.	14,489	41,583
	Home Depot, Inc.	50,978	19,350,739
	Hooker Furnishings Corp.	9,328	84,698
*	Hovnanian Enterprises, Inc., Class A	2,664	320,293
	Hyatt Hotels Corp., Class A	208	28,581
	Installed Building Products, Inc.	10,153	2,520,279
	J Jill, Inc.	2,926	44,095
	JAKKS Pacific, Inc.	7,300	124,100
	Jerash Holdings U.S., Inc.	3,136	10,631
	Johnson Outdoors, Inc., Class A	7,633	310,892
	KB Home	35,902	2,241,003
	Kohl's Corp.	9,716	158,079
	Kontoor Brands, Inc.	26,504	2,144,704
*	Koss Corp.	1,731	8,361
	Krispy Kreme, Inc.	32,822	117,831
	Lakeland Industries, Inc.	6,573	108,192
*	Lands' End, Inc.	24,598	387,173
	Las Vegas Sands Corp.	94,501	5,608,634
*	Latham Group, Inc.	23,235	168,454
*	Laureate Education, Inc.	99,781	2,896,642
	La-Z-Boy, Inc.	28,129	891,689
	LCI Industries	17,194	1,779,407
	Lear Corp.	27,336	2,860,712
*	Legacy Housing Corp.	3,368	75,628
	Leggett & Platt, Inc.	29,199	272,719

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CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp. (LEN US), Class A	28,434	$3,519,276
	Lennar Corp. (LENB US), Class B	23	2,715
#	Levi Strauss & Co., Class A	9,397	190,571
*	LGI Homes, Inc.	15,007	612,436
*	Life Time Group Holdings, Inc.	72,997	1,805,216
	Lifetime Brands, Inc.	17,347	58,806
#*	Light & Wonder, Inc.	9,422	684,979
*	Lincoln Educational Services Corp.	825	16,022
	Lithia Motors, Inc.	7,776	2,442,286
*	Live Ventures, Inc.	1,595	21,836
	LKQ Corp.	55,518	1,774,355
*	Lovesac Co.	8,178	113,429
*	Lululemon Athletica, Inc.	19,488	3,323,484
*	M/I Homes, Inc.	18,350	2,297,237
	Macy's, Inc.	159,350	3,105,731
*	Malibu Boats, Inc., Class A	11,206	312,311
	Marine Products Corp.	15,913	134,465
*	MarineMax, Inc.	12,539	310,591
	Marriott Vacations Worldwide Corp.	26,008	1,716,008
*	MasterCraft Boat Holdings, Inc.	10,240	205,414
*	Mattel, Inc.	116,396	2,139,358
	Matthews International Corp., Class A	14,802	346,663
	McDonald's Corp.	9,390	2,802,258
	Meritage Homes Corp.	32,624	2,204,077
*	MGM Resorts International	29,407	941,906
*	Mister Car Wash, Inc.	69,461	388,287
*	Mobileye Global, Inc., Class A	22,193	291,838
*	Modine Manufacturing Co.	16,487	2,525,973
*	Mohawk Industries, Inc.	24,341	2,766,111
	Monarch Casino & Resort, Inc.	5,624	506,554
	Monro, Inc.	10,989	160,989
*	Motorcar Parts of America, Inc.	7,952	135,661
	Movado Group, Inc.	8,033	146,281
	Murphy USA, Inc.	5,999	2,148,842
	Nathan's Famous, Inc.	726	76,833
*	National Vision Holdings, Inc.	31,673	815,580
	Newell Brands, Inc.	90,239	306,813
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Norwegian Cruise Line Holdings Ltd.	122,682	$2,750,530
*	NVR, Inc.	647	4,665,401
*	Ollie's Bargain Outlet Holdings, Inc.	1,031	124,555
*	ONE Group Hospitality, Inc.	9,206	20,898
	OneSpaWorld Holdings Ltd.	2,252	52,404
*	OneWater Marine, Inc., Class A	6,206	96,379
	Oxford Industries, Inc.	8,945	329,623
	Papa John's International, Inc.	5,773	293,326
	Patrick Industries, Inc.	24,942	2,603,197
#*	Penn Entertainment, Inc.	31,008	510,392
	Penske Automotive Group, Inc.	11,789	1,887,065
	Perdoceo Education Corp.	53,163	1,688,457
*	Petco Health & Wellness Co., Inc.	65,088	206,980
*	PetMed Express, Inc.	3,847	9,887
	Phinia, Inc.	27,118	1,407,695
*	Planet Fitness, Inc., Class A	5,527	501,244
	Polaris, Inc.	23,367	1,544,559
	Pool Corp.	5,233	1,397,525
*	Portillo's, Inc., Class A	4,073	21,791
	PulteGroup, Inc.	43,348	5,196,125
*	Pursuit Attractions & Hospitality, Inc.	14,530	515,524
	PVH Corp.	27,118	2,124,153
»	QEP Co., Inc.	942	35,678
	Ralph Lauren Corp.	7,763	2,481,521
*	Rave Restaurant Group, Inc.	572	1,464
	RCI Hospitality Holdings, Inc.	5,138	127,988
	Red Rock Resorts, Inc., Class A	17,245	919,331
*	Revolve Group, Inc.	859	19,001
#*	Rivian Automotive, Inc., Class A	176,145	2,390,288
	Rocky Brands, Inc.	6,339	178,696
	Ross Stores, Inc.	57,055	9,067,181
	Royal Caribbean Cruises Ltd.	43,793	12,561,146
*	Sally Beauty Holdings, Inc.	54,590	824,855
#*	Savers Value Village, Inc.	56,280	518,339

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CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Service Corp. International	42,376	$3,538,820
#*	SharkNinja, Inc.	23,964	2,048,922
#	Shoe Carnival, Inc.	18,513	339,343
#	Signet Jewelers Ltd.	25,049	2,476,094
*	Sleep Number Corp.	4,209	23,150
	Smith & Wesson Brands, Inc.	29,259	280,448
#	Somnigroup International, Inc.	3,100	245,954
#	Sonic Automotive, Inc., Class A	29,694	1,886,460
*	Sonos, Inc.	2,829	48,574
*	Sportsman's Warehouse Holdings, Inc.	18,604	45,952
	Standard Motor Products, Inc.	12,836	476,601
	Starbucks Corp.	4,200	339,654
	Steven Madden Ltd.	48,920	1,658,877
*	Stitch Fix, Inc., Class A	3,541	14,837
*	Stoneridge, Inc.	16,373	111,500
	Strategic Education, Inc.	14,110	1,072,078
*	Strattec Security Corp.	2,434	149,350
*	Stride, Inc.	22,872	1,556,211
	Sturm Ruger & Co., Inc.	1,048	44,446
	Superior Group of Cos., Inc.	14,299	133,553
	Tandy Leather Factory, Inc.	2,500	7,625
	Tapestry, Inc.	69,999	7,687,290
*	Target Hospitality Corp.	2,442	18,779
*	Taylor Morrison Home Corp.	65,253	3,867,545
	Texas Roadhouse, Inc.	14,348	2,347,046
	Thor Industries, Inc.	24,164	2,521,513
*	Tile Shop Holdings, Inc.	29,845	186,830
	TJX Cos., Inc.	73,600	10,314,304
	Toll Brothers, Inc.	21,506	2,902,235
*	TopBuild Corp.	7,441	3,143,674
*	Topgolf Callaway Brands Corp.	48,972	460,827
	Tractor Supply Co.	58,227	3,150,663
	Travel & Leisure Co.	11,386	714,813
*	Tri Pointe Homes, Inc.	79,644	2,536,661
*	Ulta Beauty, Inc.	6,316	3,283,562
*	Under Armour, Inc. (UA US), Class C	148,769	660,534
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Under Armour, Inc. (UAA US), Class A	72,731	$335,290
*	Unifi, Inc.	8,259	36,835
*	United Parks & Resorts, Inc.	9,502	459,897
*	Universal Electronics, Inc.	3,297	12,825
*	Universal Technical Institute, Inc.	35,976	1,069,207
	Upbound Group, Inc.	32,310	626,168
*	Urban Outfitters, Inc.	58,061	3,751,321
#	Vail Resorts, Inc.	9,624	1,427,528
*	Valvoline, Inc.	35,668	1,177,401
	VF Corp.	1,751	24,584
*	Victoria's Secret & Co.	49,527	1,745,827
*	Vince Holding Corp.	4,315	12,298
	Visteon Corp.	16,990	1,820,648
	Wendy's Co.	82,519	704,712
	Weyco Group, Inc.	8,527	244,469
#	Whirlpool Corp.	22,150	1,586,605
	Williams-Sonoma, Inc.	23,324	4,532,786
#	Wingstop, Inc.	2,537	549,590
	Winmark Corp.	622	250,772
	Winnebago Industries, Inc.	16,365	617,124
	Wolverine World Wide, Inc.	41,625	944,888
#	Wyndham Hotels & Resorts, Inc.	24,487	1,798,080
	Wynn Resorts Ltd.	5,127	610,062
*	XPEL, Inc.	6,033	205,725
*	YETI Holdings, Inc.	32,430	1,102,296
	Yum! Brands, Inc.	3,460	478,207
*	Zumiez, Inc.	12,387	268,179
TOTAL CONSUMER DISCRETIONARY			519,319,835
CONSUMER STAPLES — (5.1%)
	Albertsons Cos., Inc., Class A	189,786	3,357,314
	Alico, Inc.	5,885	207,211
	Andersons, Inc.	28,587	1,323,864
	Archer-Daniels-Midland Co.	53,940	3,264,988
	B&G Foods, Inc.	42,598	170,392
*	BellRing Brands, Inc.	7,524	226,698
*	BJ's Wholesale Club Holdings, Inc.	24,703	2,180,287
*	Boston Beer Co., Inc. , Class A	2,128	440,475
*	Bridgford Foods Corp.	4,114	32,789
	Brown-Forman Corp. (BF/A US), Class A	3,283	89,035

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CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Brown-Forman Corp. (BFB US), Class B	28,041	$763,556
	Bunge Global SA	37,652	3,561,879
	Calavo Growers, Inc.	10,416	231,339
	Cal-Maine Foods, Inc.	21,706	1,905,787
	Campbell's Co.	84,372	2,542,128
	Casey's General Stores, Inc.	7,225	3,707,798
*	Central Garden & Pet Co. (CENT US)	3,303	101,303
*	Central Garden & Pet Co. (CENTA US), Class A	43,157	1,200,196
*	Chefs' Warehouse, Inc.	21,117	1,245,903
	Church & Dwight Co., Inc.	32,857	2,881,230
	Clorox Co.	12,683	1,426,330
	Coca-Cola Co.	253,653	17,476,692
	Coca-Cola Consolidated, Inc.	18,647	2,431,196
*	Coffee Holding Co., Inc.	2,728	11,130
	Colgate-Palmolive Co.	63,105	4,862,240
	Conagra Brands, Inc.	95,438	1,640,579
	Constellation Brands, Inc., Class A	28,769	3,779,671
	Costco Wholesale Corp.	11,430	10,417,874
*	Coty, Inc., Class A	142,903	567,325
*	Darling Ingredients, Inc.	61,571	1,973,351
	Dole PLC	20,878	265,986
	Dollar General Corp.	58,168	5,738,855
#*	Dollar Tree, Inc.	40,516	4,015,946
	Edgewell Personal Care Co.	23,819	461,850
*	elf Beauty, Inc.	141	17,222
#	Energizer Holdings, Inc.	23,474	545,301
	Estee Lauder Cos., Inc., Class A	43,151	4,172,270
*	FitLife Brands, Inc.	424	8,107
	Flowers Foods, Inc.	102,083	1,217,850
	Fresh Del Monte Produce, Inc.	38,784	1,371,014
*»	Fresh Market, Inc.	6,378	0
	General Mills, Inc.	95,040	4,429,814
*	Grocery Outlet Holding Corp.	29,704	404,271
	Hershey Co.	22,709	3,852,128
*	HF Foods Group, Inc.	2,395	5,173
*	Honest Co., Inc.	31,236	106,515
	Hormel Foods Corp.	93,897	2,027,236
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Ingles Markets, Inc., Class A	10,944	$756,230
	Ingredion, Inc.	25,622	2,957,035
	Interparfums, Inc.	13,892	1,238,472
	J&J Snack Foods Corp.	11,461	970,174
	J.M. Smucker Co.	23,191	2,401,428
	John B Sanfilippo & Son, Inc.	6,538	410,456
	Kenvue, Inc.	183,108	2,631,262
	Keurig Dr. Pepper, Inc.	106,782	2,900,199
	Kimberly-Clark Corp.	43,614	5,221,032
	Kraft Heinz Co.	94,461	2,336,021
	Kroger Co.	150,448	9,573,006
	Lamb Weston Holdings, Inc.	35,898	2,215,984
#	Lifevantage Corp.	7,128	58,378
*	Lifeway Foods, Inc.	6,493	155,767
	Limoneira Co.	10,401	146,966
	Marzetti Co.	7,532	1,180,942
	McCormick & Co., Inc. (MKC US)	22,122	1,419,348
	McCormick & Co., Inc. (MKC/V US)	2,128	136,118
*	Medifast, Inc.	7,067	84,945
	MGP Ingredients, Inc.	10,565	255,673
*	Mission Produce, Inc.	21,116	243,256
	Molson Coors Beverage Co., Class B	42,439	1,855,433
	Mondelez International, Inc., Class A	44,806	2,574,553
*	Monster Beverage Corp.	70,979	4,743,527
*	National Beverage Corp.	28,451	975,016
*	Natural Alternatives International, Inc.	8,015	22,362
	Natural Grocers by Vitamin Cottage, Inc.	13,485	432,734
	Natural Health Trends Corp.	1,821	8,031
*	Nature's Sunshine Products, Inc.	14,712	198,318
	Nu Skin Enterprises, Inc., Class A	13,782	147,743
	Oil-Dri Corp. of America	8,196	453,976
	PepsiCo, Inc.	97,311	14,216,164
*	Performance Food Group Co.	48,588	4,700,403
	Philip Morris International, Inc.	21,104	3,045,940

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CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Pilgrim's Pride Corp.	34,927	$1,330,719
*	Post Holdings, Inc.	32,214	3,348,001
#	PriceSmart, Inc.	20,402	2,345,006
	Procter & Gamble Co.	133,241	20,035,449
	Reynolds Consumer Products, Inc.	35,334	863,563
	Seaboard Corp.	519	1,749,020
*	Seneca Foods Corp. (SENEA US), Class A	4,703	507,148
*»	Seneca Foods Corp. (SENEB US), Class B	1,251	137,485
*	Simply Good Foods Co.	58,989	1,154,415
	Spectrum Brands Holdings, Inc.	12,659	682,067
*	Sprouts Farmers Market, Inc.	16,476	1,300,945
	Sysco Corp.	90,708	6,737,790
	Target Corp.	90,433	8,384,948
	Tootsie Roll Industries, Inc.	4,199	148,183
*	TreeHouse Foods, Inc.	29,051	528,728
	Turning Point Brands, Inc.	9,779	879,132
	Tyson Foods, Inc., Class A	48,873	2,512,561
*	U.S. Foods Holding Corp.	65,151	4,731,266
*	United Natural Foods, Inc.	38,533	1,450,767
	United-Guardian, Inc.	1,872	13,422
	Universal Corp.	17,305	877,017
*	USANA Health Sciences, Inc.	10,875	230,006
	Utz Brands, Inc.	21,394	225,279
	Village Super Market, Inc., Class A	10,038	314,892
*	Vita Coco Co., Inc.	7,349	302,632
*	Vital Farms, Inc.	11,619	381,684
	Walmart, Inc.	190,017	19,225,920
	WD-40 Co.	2,848	553,309
#	Weis Markets, Inc.	21,134	1,338,628
*	Willamette Valley Vineyards, Inc.	800	2,560
TOTAL CONSUMER STAPLES			255,619,532
ENERGY — (5.7%)
*	Amplify Energy Corp.	28,550	129,617
	Antero Midstream Corp.	230,743	3,980,317
		Shares	Value†
ENERGY — (Continued)
*	Antero Resources Corp.	83,908	$2,593,596
	APA Corp.	127,981	2,898,770
	Archrock, Inc.	131,633	3,326,366
	Ardmore Shipping Corp.	27,676	348,441
#	Atlas Energy Solutions, Inc.	35,077	434,253
	Baker Hughes Co.	161,508	7,818,602
	Berry Corp.	43,300	145,921
*	Bristow Group, Inc.	19,604	797,883
	Cactus, Inc., Class A	28,630	1,264,587
	California Resources Corp.	32,869	1,550,431
#*	Centrus Energy Corp., Class A	1,857	682,373
	Cheniere Energy, Inc.	40,441	8,573,492
	Chevron Corp.	152,488	24,050,407
	Chord Energy Corp. (CHRD US)	18,314	1,661,446
*	Clean Energy Fuels Corp.	136,359	389,987
*	CNX Resources Corp.	65,731	2,212,505
*	Comstock Resources, Inc.	165,867	3,110,006
*	Comstock, Inc.	7,736	23,982
	ConocoPhillips	132,801	11,800,697
	Core Laboratories, Inc.	21,368	340,606
	Core Natural Resources, Inc.	12,563	992,477
	Coterra Energy, Inc.	218,172	5,161,950
	Crescent Energy Co., Class A	60,548	510,420
*	CVR Energy, Inc.	138	4,911
	Devon Energy Corp.	149,070	4,843,284
	DHT Holdings, Inc.	109,384	1,452,620
	Diamondback Energy, Inc.	37,216	5,328,959
*	DMC Global, Inc.	11,148	89,853
	Dorian LPG Ltd.	29,162	841,324
*	DT Midstream, Inc.	51,541	5,643,224
*	Encore Energy Corp.	20,454	63,203
	Energy Services of America Corp.	4,053	44,421
	EOG Resources, Inc.	104,085	11,016,356
	Epsilon Energy Ltd.	15,216	73,037
	EQT Corp.	85,306	4,570,695
	Evolution Petroleum Corp.	27,352	119,802
	Expand Energy Corp.	40,943	4,229,821
*	Expro Group Holdings NV	58,029	788,034
	Exxon Mobil Corp.	246,995	28,246,348

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CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Forum Energy Technologies, Inc.	6,070	$162,555
	FutureFuel Corp.	2,994	11,766
*	Geospace Technologies Corp.	6,068	153,763
	Granite Ridge Resources, Inc.	7,104	37,509
*	Green Plains, Inc.	32,916	338,376
*	Gulf Island Fabrication, Inc.	10,040	78,412
*	Gulfport Energy Corp.	10,014	1,862,704
	Halliburton Co.	176,740	4,743,702
*	Helix Energy Solutions Group, Inc.	112,215	754,085
	Helmerich & Payne, Inc.	56,916	1,494,614
	HF Sinclair Corp.	73,348	3,784,757
*	Innovex International, Inc.	7,862	157,790
	International Seaways, Inc.	33,613	1,721,994
	Kinder Morgan, Inc.	251,443	6,585,292
	Kodiak Gas Services, Inc.	38,482	1,419,216
	Liberty Energy, Inc.	115,321	2,088,463
	Magnolia Oil & Gas Corp., Class A	108,700	2,441,402
*	Mammoth Energy Services, Inc.	13,792	28,136
	Marathon Petroleum Corp.	30,013	5,849,834
	Matador Resources Co.	78,797	3,109,330
	Mexco Energy Corp.	4,035	37,122
*	MIND Technology, Inc.	1,623	17,869
	Murphy Oil Corp.	95,099	2,691,302
*	Nabors Industries Ltd.	1,429	69,335
	NACCO Industries, Inc., Class A	4,369	184,721
	Natural Gas Services Group, Inc.	8,536	237,642
*	NCS Multistage Holdings, Inc.	1,080	39,636
#	Noble Corp. PLC	44,273	1,299,413
	Nordic American Tankers Ltd.	143,773	529,085
#	Northern Oil & Gas, Inc.	69,797	1,544,608
	NOV, Inc.	138,568	2,023,093
	Occidental Petroleum Corp.	170,170	7,011,004
*	Oceaneering International, Inc.	62,006	1,444,120
		Shares	Value†
ENERGY — (Continued)
*	Oil States International, Inc.	45,410	$271,098
	ONEOK, Inc.	78,263	5,243,621
	Ovintiv, Inc.	68,775	2,579,750
*	Par Pacific Holdings, Inc.	43,108	1,723,458
	PBF Energy, Inc., Class A	84,167	2,875,986
	Peabody Energy Corp.	90,032	2,468,677
	Permian Resources Corp.	194,219	2,439,391
	Phillips 66	38,246	5,206,810
*	PrimeEnergy Resources Corp.	1,349	182,439
*	ProPetro Holding Corp.	60,470	627,679
	Range Resources Corp.	69,333	2,464,788
	Ranger Energy Services, Inc., Class A	11,326	155,619
*	REX American Resources Corp.	23,814	762,762
	Riley Exploration Permian, Inc.	1,159	30,157
#	RPC, Inc.	129,572	673,774
	SandRidge Energy, Inc.	26,205	312,102
	Scorpio Tankers, Inc.	39,019	2,407,472
*	SEACOR Marine Holdings, Inc.	18,638	118,538
*	Seadrill Ltd.	11,114	350,758
	Select Water Solutions, Inc.	70,849	819,014
	SFL Corp. Ltd.	107,899	804,927
	SLB Ltd.	304,733	10,988,672
	SM Energy Co.	82,210	1,717,367
	Smart Sand, Inc.	100	215
*	Stabilis Solutions, Inc.	2,037	10,165
*	Talos Energy, Inc.	91,135	894,034
	Targa Resources Corp.	37,895	5,837,346
	TechnipFMC PLC	90,670	3,749,205
	Teekay Corp. Ltd.	56,913	547,503
	Teekay Tankers Ltd., Class A	20,272	1,236,592
*	TETRA Technologies, Inc.	24,685	174,276
	Texas Pacific Land Corp.	1,313	1,238,658
*	Tidewater, Inc.	24,086	1,218,511
*	Transocean Ltd.	398,741	1,531,165
	VAALCO Energy, Inc.	21,138	83,072
*	Valaris Ltd.	25,902	1,453,620

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CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Valero Energy Corp.	71,298	$12,089,289
	Viper Energy, Inc., Class A	10,386	390,098
#	Vitesse Energy, Inc.	19,888	432,564
	Weatherford International PLC	17,126	1,262,015
	Western Midstream Partners LP	5,487	205,597
	Williams Cos., Inc.	49,338	2,855,190
	World Kinect Corp.	39,613	1,023,996
TOTAL ENERGY			287,565,644
FINANCIALS — (18.0%)
	1st Source Corp.	19,833	1,178,874
*	Acacia Research Corp.	34,675	120,322
	Acadian Asset Management, Inc.	11,540	555,074
	ACNB Corp.	6,116	276,321
#	Affiliated Managers Group, Inc.	12,601	2,998,534
	Affinity Bancshares, Inc.	810	15,366
	Aflac, Inc.	77,770	8,336,166
	Alerus Financial Corp.	8,324	175,803
	Allstate Corp.	32,301	6,186,288
	Ally Financial, Inc.	107,632	4,194,419
	Amalgamated Financial Corp.	20,840	568,098
*	Ambac Financial Group, Inc.	30,419	249,740
	Amerant Bancorp, Inc.	19,289	323,477
	American Coastal Insurance Corp.	10,298	121,928
	American Express Co.	36,811	13,278,832
	American Financial Group, Inc.	23,012	3,030,220
	American International Group, Inc.	116,790	9,221,738
	Ameriprise Financial, Inc.	16,611	7,520,962
	Ameris Bancorp	38,195	2,735,526
	AMERISAFE, Inc.	9,888	396,311
	AmeriServ Financial, Inc.	15,921	48,559
	Ames National Corp.	609	12,704
	Aon PLC, Class A	8,642	2,944,157
	Apollo Global Management, Inc.	3,875	481,701
	Arch Capital Group Ltd.	60,788	5,246,612
	Arrow Financial Corp.	13,541	377,658
	Arthur J Gallagher & Co.	1,661	414,403
		Shares	Value†
FINANCIALS — (Continued)
	Artisan Partners Asset Management, Inc., Class A	23,964	$1,046,268
	Associated Banc-Corp.	120,140	2,975,868
	Associated Capital Group, Inc., Class A	2,402	87,673
	Assurant, Inc.	14,026	2,969,585
	Assured Guaranty Ltd.	19,111	1,539,964
	Atlantic American Corp.	5,179	14,657
	Atlantic Union Bankshares Corp.	101,248	3,292,585
*	Atlanticus Holdings Corp.	14,373	792,096
	Auburn National BanCorp, Inc.	2,722	70,609
	Axis Capital Holdings Ltd.	45,117	4,225,658
*	Axos Financial, Inc.	31,359	2,445,375
	Banc of California, Inc.	3,801	64,503
	BancFirst Corp.	16,474	1,793,360
*	Bancorp, Inc.	28,791	1,882,068
	Bank First Corp.	245	29,919
	Bank of America Corp.	227,596	12,165,006
	Bank of Hawaii Corp.	25,688	1,667,922
	Bank of Marin Bancorp	2,474	63,706
	Bank of New York Mellon Corp.	163,385	17,634,143
	Bank of NT Butterfield & Son Ltd.	29,661	1,372,118
	Bank of the James Financial Group, Inc.	1,690	28,646
	Bank OZK	51,520	2,317,885
	Bank7 Corp.	3,863	160,353
	BankFinancial Corp.	14,749	162,976
	BankUnited, Inc.	48,295	1,935,664
	Bankwell Financial Group, Inc.	4,829	209,337
	Banner Corp.	20,193	1,219,455
	Bar Harbor Bankshares	8,947	262,416
	BayCom Corp.	7,118	194,037
	BCB Bancorp, Inc.	12,611	100,131
	Beacon Financial Corp.	48,897	1,190,153
*	Berkshire Hathaway, Inc., Class B	59,299	28,317,644
	BGC Group, Inc., Class A	131,054	1,197,834
	Blackrock, Inc.	277	299,938
*	Block, Inc.	46,565	3,536,146

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CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Blue Foundry Bancorp	10,815	$89,116
*	Blue Ridge Bankshares, Inc.	51,377	230,169
	BOK Financial Corp.	25,017	2,616,278
*	Bowhead Specialty Holdings, Inc.	456	10,926
	Bread Financial Holdings, Inc.	33,130	2,075,594
*	Bridgewater Bancshares, Inc.	7,535	124,026
*	Brighthouse Financial, Inc.	42,836	2,444,651
*	Broadway Financial Corp.	213	1,325
	Brown & Brown, Inc.	26,344	2,100,671
	Burke & Herbert Financial Services Corp.	4,268	251,214
	Business First Bancshares, Inc.	16,652	408,307
*	BV Financial, Inc.	1,771	28,867
	Byline Bancorp, Inc.	14,797	395,672
	C&F Financial Corp.	3,616	247,371
	Cadence Bank	78,684	2,969,534
*	California BanCorp	3,170	58,613
*»	California First Leasing Corp.	522	11,615
	Camden National Corp.	11,793	449,903
	Capital Bancorp, Inc.	3,991	110,930
	Capital City Bank Group, Inc.	13,708	533,241
	Capital One Financial Corp.	57,178	12,578,588
	Capitol Federal Financial, Inc.	51,853	313,192
	Carlyle Group, Inc.	37,041	1,975,026
*	Carter Bankshares, Inc.	18,144	309,900
	Cass Information Systems, Inc.	5,361	211,920
	Cathay General Bancorp	40,941	1,860,768
	CB Financial Services, Inc.	1,467	47,487
	Cboe Global Markets, Inc.	17,880	4,392,043
	Central Pacific Financial Corp.	22,566	643,357
	CF Bankshares, Inc.	1,903	44,150
	Charles Schwab Corp.	59,213	5,596,813
	Chemung Financial Corp.	3,839	194,522
	Chubb Ltd.	11,452	3,171,517
		Shares	Value†
FINANCIALS — (Continued)
	Cincinnati Financial Corp.	20,928	$3,235,260
	Citigroup, Inc.	62,333	6,309,970
	Citizens & Northern Corp.	4,769	92,328
	Citizens Community Bancorp, Inc.	7,225	113,071
	Citizens Financial Group, Inc.	89,698	4,562,937
	Citizens Financial Services, Inc.	293	16,053
#*	Citizens, Inc.	19,162	106,732
	City Holding Co.	10,966	1,292,672
	Civista Bancshares, Inc.	9,062	195,105
	CME Group, Inc.	2,328	618,061
	CNB Financial Corp.	23,025	566,415
	CNO Financial Group, Inc.	16,341	653,967
*	Coastal Financial Corp.	345	36,743
	Cohen & Steers, Inc.	15,356	1,049,122
*	Coinbase Global, Inc., Class A	16,714	5,745,939
	Colony Bankcorp, Inc.	10,942	174,963
	Columbia Banking System, Inc.	111,041	2,975,899
*	Columbia Financial, Inc.	48,769	719,343
	Comerica, Inc.	50,076	3,830,814
	Commerce Bancshares, Inc.	38,712	2,037,413
	Community Financial System, Inc.	30,863	1,712,279
	Community Trust Bancorp, Inc.	15,389	787,840
	Community West Bancshares	11,275	238,805
	ConnectOne Bancorp, Inc.	22,465	540,508
*	Consumer Portfolio Services, Inc.	43,119	362,200
	Corebridge Financial, Inc.	170,851	5,562,909
*	Corpay, Inc.	11,368	2,959,659
	Crawford & Co. (CRD/A US), Class A	24,877	269,418
	Crawford & Co. (CRD/B US), Class B	21,302	213,872
*	Credit Acceptance Corp.	2,139	956,860

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CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cullen/Frost Bankers, Inc.	19,368	$2,384,976
*	Customers Bancorp, Inc.	18,446	1,238,096
	CVB Financial Corp.	80,471	1,478,252
*	Dave, Inc.	2,769	662,677
	Diamond Hill Investment Group, Inc.	2,174	279,033
	DigitalBridge Group, Inc.	58,918	697,000
	Dime Community Bancshares, Inc.	22,926	601,808
	Donegal Group, Inc. (DGICA US), Class A	23,174	434,513
	Donegal Group, Inc. (DGICB US), Class B	3,821	58,232
*	Donnelley Financial Solutions, Inc.	17,036	782,804
	Eagle Bancorp Montana, Inc.	5,214	84,623
	Eagle Bancorp, Inc.	7,850	131,488
	Eagle Financial Services, Inc.	284	10,284
	East West Bancorp, Inc.	29,808	3,028,493
	Eastern Bankshares, Inc.	59,956	1,051,029
*	eHealth, Inc.	4,344	22,545
	Employers Holdings, Inc.	17,871	681,421
	Enact Holdings, Inc.	10,159	362,879
*	Encore Capital Group, Inc.	13,635	566,943
*	Enova International, Inc.	22,267	2,662,465
	Enterprise Financial Services Corp.	21,567	1,129,464
	Equitable Holdings, Inc.	17,657	872,256
	Equity Bancshares, Inc., Class A	13,160	533,112
	Erie Indemnity Co., Class A	1,224	358,191
	Esquire Financial Holdings, Inc.	2,267	212,645
	Essent Group Ltd.	44,723	2,708,872
*	Euronet Worldwide, Inc.	17,770	1,348,032
	Evercore, Inc., Class A	9,563	2,816,877
		Shares	Value†
FINANCIALS — (Continued)
	Everest Group Ltd.	8,279	$2,603,911
	EVERTEC, Inc.	24,381	694,127
*	EZCORP, Inc., Class A	41,658	760,259
	F&G Annuities & Life, Inc.	11,495	340,827
	FactSet Research Systems, Inc.	6,479	1,728,597
	Farmers & Merchants Bancorp, Inc.	2,373	56,715
	Farmers National Banc Corp.	18,464	239,663
*	FB Bancorp, Inc.	1,556	18,859
	FB Financial Corp.	29,461	1,591,189
	Federal Agricultural Mortgage Corp. (AGM US), Class C	6,831	1,083,670
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	987	118,341
	Federated Hermes, Inc.	55,446	2,688,022
	Fidelis Insurance Holdings Ltd.	5,877	105,668
	Fidelity D&D Bancorp, Inc.	50	2,184
	Fidelity National Financial, Inc.	59,221	3,271,368
	Fidelity National Information Services, Inc.	81,525	5,096,943
*	Fifth District Bancorp, Inc.	860	11,481
	Fifth Third Bancorp	108,274	4,506,364
*	Finance of America Cos., Inc., Class A	1,029	22,638
	Financial Institutions, Inc.	13,233	376,214
	Finward Bancorp	872	30,651
*	Finwise Bancorp	7,717	148,089
	First American Financial Corp.	44,277	2,767,755
	First BanCorp	143,188	2,790,734
	First Bancorp, Inc.	9,500	235,505
	First Bancorp/Southern Pines NC	27,118	1,316,308
	First Bank	15,693	245,125
	First Busey Corp.	63,875	1,428,245
	First Business Financial Services, Inc.	5,504	278,557
	First Capital, Inc.	1,959	84,335

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CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Citizens BancShares, Inc., Class A	1,265	$2,308,397
	First Commonwealth Financial Corp.	82,340	1,258,979
	First Community Bankshares, Inc.	14,797	478,535
	First Community Corp.	2,082	55,818
	First Financial Bancorp	60,447	1,415,064
	First Financial Bankshares, Inc.	2,845	87,882
	First Financial Corp.	9,553	509,366
*»	First Financial Northwest, Inc.	14,131	16,957
*	First Foundation, Inc.	5,973	32,493
	First Guaranty Bancshares, Inc.	425	2,792
	First Hawaiian, Inc.	68,232	1,673,731
	First Horizon Corp.	167,325	3,574,062
	First Internet Bancorp	6,231	110,538
	First Interstate BancSystem, Inc., Class A	58,730	1,835,313
	First Merchants Corp.	39,592	1,404,724
	First Mid Bancshares, Inc.	14,008	500,506
	First National Corp.	2,096	47,202
	First Northwest Bancorp	4,192	38,021
	First Savings Financial Group, Inc.	4,040	119,584
*	First Seacoast Bancorp, Inc.	822	9,535
	First U.S. Bancshares, Inc.	1,708	21,982
	First United Corp.	5,428	187,429
*	First Western Financial, Inc.	5,270	121,684
	FirstCash Holdings, Inc.	20,975	3,324,537
*	Firstsun Capital Bancorp	1,524	51,877
*	Fiserv, Inc.	44,082	2,939,829
	Five Star Bancorp	4,616	163,914
	Flagstar Bank NA	141,749	1,618,774
	Flushing Financial Corp.	14,362	196,329
*	Flywire Corp.	13,773	183,456
	FNB Corp.	190,530	2,995,132
	Franklin Financial Services Corp.	2,057	93,182
	Franklin Resources, Inc.	84,400	1,908,284
		Shares	Value†
FINANCIALS — (Continued)
	FS Bancorp, Inc.	7,078	$273,848
	Fulton Financial Corp.	106,159	1,843,982
	FVCBankcorp, Inc.	4,362	53,304
*	Genworth Financial, Inc.	261,477	2,206,866
	German American Bancorp, Inc.	18,699	720,659
	Glacier Bancorp, Inc.	50,159	2,048,995
	Global Payments, Inc.	41,642	3,238,082
	Globe Life, Inc.	22,619	2,974,625
	Goldman Sachs Group, Inc.	17,667	13,945,800
	Goosehead Insurance, Inc., Class A	4,663	320,208
	Great Southern Bancorp, Inc.	9,445	526,087
*	Green Dot Corp., Class A	27,185	315,618
	Greene County Bancorp, Inc.	480	10,536
*	Greenlight Capital Re Ltd., Class A	26,675	323,301
*	Hamilton Insurance Group Ltd., Class B	1,137	26,913
	Hamilton Lane, Inc., Class A	5,531	630,313
	Hancock Whitney Corp.	46,414	2,650,704
	Hanmi Financial Corp.	23,150	611,160
	Hanover Bancorp, Inc.	510	10,562
	Hanover Insurance Group, Inc.	15,474	2,644,197
	HarborOne Bancorp, Inc.	25,163	304,472
	Hartford Insurance Group, Inc.	78,218	9,713,111
	Hawthorn Bancshares, Inc.	5,972	180,414
	HBT Financial, Inc.	2,401	58,560
	HCI Group, Inc.	7,650	1,560,677
	Hennessy Advisors, Inc.	4,456	43,446
	Heritage Commerce Corp.	35,969	374,078
	Heritage Financial Corp.	25,538	566,688
*	Heritage Insurance Holdings, Inc.	25,331	598,572
	Hilltop Holdings, Inc.	37,463	1,210,055
#	Hingham Institution For Savings	1,554	457,280
*	Hippo Holdings, Inc.	906	33,323
	Home Bancorp, Inc.	4,556	242,151

142

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CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Home BancShares, Inc.	76,873	$2,053,278
	Home Federal Bancorp, Inc. of Louisiana	944	15,406
	HomeTrust Bancshares, Inc.	9,675	380,324
	Hope Bancorp, Inc.	74,778	784,421
	Horace Mann Educators Corp.	33,045	1,477,442
	Horizon Bancorp, Inc.	25,751	401,716
	Houlihan Lokey, Inc.	7,181	1,285,973
	Huntington Bancshares, Inc.	293,587	4,532,983
	IF Bancorp, Inc.	781	20,099
	Independent Bank Corp. (IBCP US)	14,117	426,616
	Independent Bank Corp. (INDB US)	29,063	1,955,649
	Intercontinental Exchange, Inc.	21,365	3,125,486
	International Bancshares Corp.	58,707	3,896,971
*	International Money Express, Inc.	23,145	344,629
	Invesco Ltd.	175,559	4,160,748
	Investar Holding Corp.	2,788	66,243
	Investors Title Co.	1,402	362,543
	Isabella Bank Corp.	387	13,831
	Jack Henry & Associates, Inc.	12,721	1,894,666
	Jackson Financial, Inc., Class A	39,300	3,961,833
	James River Group Holdings Ltd.	7,360	37,536
	Janus Henderson Group PLC	72,448	3,155,835
	Jefferies Financial Group, Inc.	55,414	2,927,522
	JPMorgan Chase & Co.	126,222	39,270,189
	Kearny Financial Corp.	36,022	230,181
	Kemper Corp.	36,685	1,650,458
	KeyCorp	226,830	3,989,940
	Kingstone Cos., Inc.	2,088	30,443
	Kinsale Capital Group, Inc.	718	286,819
	KKR & Co., Inc.	4,016	475,213
	Lake Shore Bancorp, Inc.	3,399	46,974
	Lakeland Financial Corp.	14,924	851,414
		Shares	Value†
FINANCIALS — (Continued)
	Landmark Bancorp, Inc.	5,310	$136,414
	Lazard, Inc.	26,679	1,301,935
	LCNB Corp.	2,100	32,256
*	LendingClub Corp.	66,687	1,159,687
*	LendingTree, Inc.	273	17,472
	Lincoln National Corp.	91,869	3,858,498
	LINKBANCORP, Inc.	3,041	21,378
	Live Oak Bancshares, Inc.	29,324	913,149
	Loews Corp.	40,817	4,063,741
	LPL Financial Holdings, Inc.	15,168	5,723,038
	M&T Bank Corp.	19,140	3,519,272
	Magyar Bancorp, Inc.	2,911	50,215
	MainStreet Bancshares, Inc.	828	15,359
*	Markel Group, Inc.	2,023	3,994,474
	MarketAxess Holdings, Inc.	5,754	920,985
*	Marqeta, Inc., Class A	242,221	1,097,261
	Marsh & McLennan Cos., Inc.	20,881	3,719,950
	Mastercard, Inc., Class A	49,015	27,055,790
*	Mechanics Bancorp, Class A	8,405	112,543
	Mercantile Bank Corp.	9,481	415,742
	Merchants Bancorp	12,406	386,943
	Mercury General Corp.	41,329	3,194,732
	Meridian Corp.	2,646	37,811
	MetLife, Inc.	137,255	10,955,694
	Metrocity Bankshares, Inc.	4,305	110,251
	Metropolitan Bank Holding Corp.	1,437	95,230
	MGIC Investment Corp.	107,840	2,956,973
	Mid Penn Bancorp, Inc.	13,502	384,132
	Middlefield Banc Corp.	5,425	176,855
	Midland States Bancorp, Inc.	12,319	180,350
	MidWestOne Financial Group, Inc.	9,112	337,053
	Moelis & Co., Class A	5,146	325,896
	Moody's Corp.	4,309	2,069,613
	Morgan Stanley	54,649	8,962,436
	Morningstar, Inc.	7,108	1,509,028
	MSCI, Inc.	2,500	1,471,375
	MVB Financial Corp.	8,542	218,504
	Nasdaq, Inc.	49,471	4,229,276

143

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CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	National Bank Holdings Corp., Class A	30,752	$1,096,616
	National Bankshares, Inc.	1,092	31,264
	Navient Corp.	110,952	1,356,943
	NB Bancorp, Inc.	2,289	41,362
	NBT Bancorp, Inc.	41,667	1,686,263
*	NCR Atleos Corp.	41,262	1,522,568
	Nelnet, Inc., Class A	12,658	1,633,515
*	NerdWallet, Inc., Class A	5,644	65,865
*	NI Holdings, Inc.	14,940	197,208
	Nicolet Bankshares, Inc.	10,636	1,256,537
*	NMI Holdings, Inc.	53,223	1,938,914
	Northeast Bank	7,135	615,608
	Northeast Community Bancorp, Inc.	3,544	69,604
	Northern Trust Corp.	44,543	5,731,348
	Northfield Bancorp, Inc.	33,611	343,504
	Northrim BanCorp, Inc.	17,844	392,211
	Northwest Bancshares, Inc.	99,319	1,163,025
	Norwood Financial Corp.	4,061	108,063
	Oak Valley Bancorp	5,477	149,413
	OceanFirst Financial Corp.	32,639	593,377
	OFG Bancorp	39,154	1,513,694
	Ohio Valley Banc Corp.	3,044	106,540
*	Old Market Capital Corp.	6,412	34,625
	Old National Bancorp	137,387	2,806,816
	Old Republic International Corp.	83,900	3,310,694
	Old Second Bancorp, Inc.	26,311	472,282
	OneMain Holdings, Inc.	60,730	3,594,609
*	Onity Group, Inc.	4,084	153,027
	OP Bancorp	9,341	124,702
*	Oportun Financial Corp.	12,558	66,934
	Oppenheimer Holdings, Inc., Class A	8,277	577,404
*	OptimumBank Holdings, Inc.	2,148	8,785
	Orange County Bancorp, Inc.	788	19,267
	Origin Bancorp, Inc.	15,384	533,209
		Shares	Value†
FINANCIALS — (Continued)
	Orrstown Financial Services, Inc.	14,902	$495,939
*	Oscar Health, Inc., Class A	35,636	641,448
*	Palomar Holdings, Inc.	15,383	1,753,816
	Park National Corp.	9,573	1,456,915
	Parke Bancorp, Inc.	8,765	189,412
	Pathfinder Bancorp, Inc.	1,554	23,776
	Pathward Financial, Inc.	22,764	1,549,318
*	Payoneer Global, Inc.	111,121	643,391
*	PayPal Holdings, Inc.	89,915	6,228,412
*	Paysafe Ltd.	29,945	329,694
*	Paysign, Inc.	22,491	116,166
*	PB Bankshares, Inc.	613	12,162
	PCB Bancorp	6,587	138,788
	Peapack-Gladstone Financial Corp.	11,532	291,760
	PennyMac Financial Services, Inc.	26,765	3,367,305
	Peoples Bancorp of North Carolina, Inc.	3,887	114,394
	Peoples Bancorp, Inc.	28,749	822,221
	Peoples Financial Services Corp.	3,825	170,366
	Pinnacle Financial Partners, Inc.	26,115	2,225,259
*	Pioneer Bancorp, Inc.	10,487	137,799
	Plumas Bancorp	4,445	182,423
	PNC Financial Services Group, Inc.	14,695	2,682,572
*	Ponce Financial Group, Inc.	7,460	105,261
	Popular, Inc.	26,671	2,973,016
*	PRA Group, Inc.	23,159	317,510
	Preferred Bank	12,640	1,140,760
	Primerica, Inc.	10,343	2,687,835
	Primis Financial Corp.	14,364	156,352
	Princeton Bancorp, Inc.	1,413	43,916
	Principal Financial Group, Inc.	48,487	4,074,847
*	ProAssurance Corp.	9,699	232,291
	PROG Holdings, Inc.	27,362	791,583
	Progressive Corp.	25,483	5,249,498
	Prosperity Bancshares, Inc.	37,094	2,441,527
*	Provident Bancorp, Inc.	4,920	62,730
	Provident Financial Holdings, Inc.	7,891	123,257
	Provident Financial Services, Inc.	76,300	1,395,527

144

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CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Prudential Financial, Inc.	29,457	$3,063,528
	QCR Holdings, Inc.	13,677	1,017,432
	Radian Group, Inc.	52,296	1,774,926
	Raymond James Financial, Inc.	28,571	4,533,361
	RBB Bancorp	11,112	207,017
	Red River Bancshares, Inc.	3,292	217,470
	Regional Management Corp.	11,883	467,596
	Regions Financial Corp.	224,237	5,426,535
	Reinsurance Group of America, Inc.	12,331	2,249,914
	RenaissanceRe Holdings Ltd.	13,679	3,475,697
	Renasant Corp.	65,689	2,209,121
*	Repay Holdings Corp.	48,566	208,348
	Republic Bancorp, Inc., Class A	14,023	924,116
*	Rhinebeck Bancorp, Inc.	2,179	21,768
	Richmond Mutual BanCorp, Inc.	6,077	81,006
	Riverview Bancorp, Inc.	17,378	90,018
	RLI Corp.	24,888	1,467,396
*	Robinhood Markets, Inc., Class A	1,663	244,095
	Rocket Cos., Inc., Class A	474,848	7,910,968
*	Root, Inc., Class A	3,177	255,812
	S&P Global, Inc.	2,305	1,123,019
	S&T Bancorp, Inc.	30,437	1,115,212
	Safety Insurance Group, Inc.	10,322	709,431
	SB Financial Group, Inc.	4,223	82,602
	Seacoast Banking Corp. of Florida	43,820	1,327,746
*	Security National Financial Corp., Class A	14,351	114,377
	SEI Investments Co.	27,340	2,203,877
	Selective Insurance Group, Inc.	23,659	1,782,469
*	Selectquote, Inc.	117	243
	ServisFirst Bancshares, Inc.	4,262	299,491
*	Shift4 Payments, Inc., Class A	982	67,856
	Shore Bancshares, Inc.	14,775	230,638
		Shares	Value†
FINANCIALS — (Continued)
*	Siebert Financial Corp.	7,125	$20,021
	Sierra Bancorp	8,412	242,097
	Silvercrest Asset Management Group, Inc., Class A	3,536	49,999
	Simmons First National Corp., Class A	73,551	1,278,316
*	SiriusPoint Ltd.	68,082	1,239,092
*	Skyward Specialty Insurance Group, Inc.	7,990	364,264
	SLM Corp.	86,236	2,315,437
	SmartFinancial, Inc.	8,761	306,372
#*	SoFi Technologies, Inc.	217,889	6,466,946
	Sound Financial Bancorp, Inc.	1,802	80,441
	South Plains Financial, Inc.	7,869	287,219
*	Southern First Bancshares, Inc.	4,205	184,347
	Southern Missouri Bancorp, Inc.	5,092	267,024
	Southside Bancshares, Inc.	24,519	689,474
	Southstate Bank Corp.	55,370	4,908,550
	State Street Corp.	33,816	3,911,159
	Stellar Bancorp, Inc.	41,736	1,228,290
*††	Sterling Bancorp, Inc.	34,677	0
	Stewart Information Services Corp.	16,927	1,155,606
	Stifel Financial Corp.	30,051	3,558,940
#	Stock Yards Bancorp, Inc.	21,906	1,424,328
*	StoneX Group, Inc.	27,882	2,562,913
	Summit State Bank	4,662	51,142
	SWK Holdings Corp.	459	7,431
	Synchrony Financial	91,517	6,807,034
	Synovus Financial Corp.	76,571	3,418,129
	T. Rowe Price Group, Inc.	37,042	3,797,916
*	Texas Capital Bancshares, Inc.	26,805	2,247,331
	TFS Financial Corp.	78,762	1,047,535
*	Third Coast Bancshares, Inc.	1,356	49,833
	Timberland Bancorp, Inc.	6,498	208,716
	Tiptree, Inc.	32,911	582,854
	Tompkins Financial Corp.	11,644	738,928
	Towne Bank	45,945	1,493,672

145

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Tradeweb Markets, Inc., Class A	343	$36,149
	Travelers Cos., Inc.	65,097	17,486,356
	TriCo Bancshares	26,700	1,180,941
*	Triumph Financial, Inc.	9,182	500,052
	Truist Financial Corp.	117,845	5,259,422
	TrustCo Bank Corp.	13,355	503,617
	Trustmark Corp.	49,475	1,841,459
	U.S. Bancorp	88,150	4,114,842
	UMB Financial Corp.	44,745	4,782,346
	Union Bankshares, Inc.	2,000	45,640
	United Bancorp, Inc.	2,256	29,554
	United Bancshares, Inc.	1,640	57,498
	United Bankshares, Inc.	61,684	2,207,670
	United Community Banks, Inc.	70,949	2,071,711
	United Fire Group, Inc.	13,386	404,659
	United Security Bancshares	6,792	62,249
	Unity Bancorp, Inc.	6,942	315,236
	Universal Insurance Holdings, Inc.	23,589	727,013
	Univest Financial Corp.	23,495	689,813
	Unum Group	47,638	3,497,582
	USCB Financial Holdings, Inc.	7,405	127,810
	Valley National Bancorp	213,899	2,325,082
	Value Line, Inc.	867	31,784
*	Velocity Financial, Inc.	20,216	376,422
	Victory Capital Holdings, Inc., Class A	24,756	1,541,556
	Virginia National Bankshares Corp.	3,246	129,126
	Virtu Financial, Inc., Class A	48,932	1,704,791
	Virtus Investment Partners, Inc.	6,624	1,078,520
	Visa, Inc., Class A	98,369	33,518,253
	Voya Financial, Inc.	76,641	5,706,689
	W.R. Berkley Corp.	34,870	2,487,626
	WaFd, Inc.	46,155	1,339,880
	Walker & Dunlop, Inc.	23,151	1,850,228
	Washington Trust Bancorp, Inc.	11,265	306,859
	Waterstone Financial, Inc.	15,709	240,348
		Shares	Value†
FINANCIALS — (Continued)
	Webster Financial Corp.	39,223	$2,237,280
	Wells Fargo & Co.	209,492	18,219,519
	WesBanco, Inc.	71,007	2,137,311
	West BanCorp, Inc.	12,250	260,558
	Westamerica BanCorp	24,045	1,145,744
	Western Alliance Bancorp	23,787	1,839,924
	Western New England Bancorp, Inc.	18,176	206,661
#	Western Union Co.	197,529	1,842,946
	Westwood Holdings Group, Inc.	10,863	181,955
*	WEX, Inc.	8,860	1,292,497
	White Mountains Insurance Group Ltd.	1,002	1,908,369
	Willis Towers Watson PLC	17,149	5,369,352
	Wintrust Financial Corp.	20,915	2,719,368
#	WisdomTree, Inc.	84,447	1,009,986
*	World Acceptance Corp.	4,605	586,999
	WSFS Financial Corp.	44,868	2,337,174
	WVS Financial Corp.	1,537	19,274
	Zions Bancorp NA	55,919	2,913,939
TOTAL FINANCIALS			905,787,617
HEALTH CARE — (8.1%)
*	10X Genomics, Inc., Class A	1,663	22,683
††	89bio, Inc.	27,608	9,387
	Abbott Laboratories	60,206	7,442,666
	AbbVie, Inc.	101,695	22,173,578
††	Abiomed, Inc.	2,059	32,141
*	AC Immune SA	15,821	53,475
*	Acadia Healthcare Co., Inc.	43,122	927,123
*	ACADIA Pharmaceuticals, Inc.	68,447	1,553,747
*	AdaptHealth Corp.	51,705	464,828
*	Addus HomeCare Corp.	7,524	879,480
*	ADMA Biologics, Inc.	74,044	1,146,201
††	Aduro Biotech, Inc.	740	281
	Agilent Technologies, Inc.	24,977	3,655,634
*	Agios Pharmaceuticals, Inc.	6,233	269,515
††	Albireo Pharma, Inc.	7,009	44,717
*	Align Technology, Inc.	9,307	1,283,249
*	Alkermes PLC	48,887	1,500,831

146

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	American Shared Hospital Services	3,867	$8,739
*	American Well Corp., Class A	8,426	43,984
	Amgen, Inc.	35,726	10,661,710
*	AMN Healthcare Services, Inc.	22,356	440,190
*	Amneal Pharmaceuticals, Inc.	55,141	596,626
*	AngioDynamics, Inc.	19,026	228,883
*	ANI Pharmaceuticals, Inc.	432	39,139
*	Anika Therapeutics, Inc.	11,894	115,967
*	Arcturus Therapeutics Holdings, Inc.	15,137	150,916
*	Arcus Biosciences, Inc.	22,803	449,675
*	Artivion, Inc.	476	21,596
*	Arvinas, Inc.	10,288	104,320
*	Astrana Health, Inc.	2,286	71,346
*	Atea Pharmaceuticals, Inc.	5,068	16,471
*	AtriCure, Inc.	982	33,928
*	Aura Biosciences, Inc.	6,105	37,424
*	Avanos Medical, Inc.	20,471	227,433
*	Avantor, Inc.	108,737	1,285,271
*	Avidity Biosciences, Inc.	2,347	163,938
*	Aytu BioPharma, Inc.	5,481	12,442
*	Azenta, Inc.	23,169	699,704
	Baxter International, Inc.	81,691	1,508,833
#*	Beam Therapeutics, Inc.	21,171	529,487
	Becton Dickinson & Co.	29,098	5,200,104
*	Biogen, Inc.	10,261	1,582,964
*	BioLife Solutions, Inc.	2,374	66,163
*	BioMarin Pharmaceutical, Inc.	24,265	1,299,876
*	Bio-Rad Laboratories, Inc., Class A	5,035	1,608,934
*	Boston Scientific Corp.	10,575	1,065,114
#*	BrightSpring Health Services, Inc.	62,406	2,062,518
	Bristol-Myers Squibb Co.	293,601	13,526,198
*	Brookdale Senior Living, Inc.	150,568	1,395,765
	Bruker Corp.	22,783	887,170
	Cardinal Health, Inc.	3,668	699,744
*	CareDx, Inc.	2,372	35,580
		Shares	Value†
HEALTH CARE — (Continued)
*	Castle Biosciences, Inc.	12,898	$328,899
*	Catalyst Pharmaceuticals, Inc.	59,172	1,258,588
	Cencora, Inc.	26,708	9,022,229
*	Centene Corp.	42,325	1,497,035
*	Certara, Inc.	110,724	1,287,720
*	Champions Oncology, Inc.	409	2,793
*	Charles River Laboratories International, Inc.	21,061	3,792,454
	Chemed Corp.	3,868	1,668,268
*††	Chinook Therapeutics, Inc.	45,796	0
	Cigna Group	12,434	3,038,994
*	Collegium Pharmaceutical, Inc.	24,143	869,148
	Concentra Group Holdings Parent, Inc.	62,939	1,253,745
	CONMED Corp.	15,145	666,380
*	Cooper Cos., Inc.	35,044	2,449,926
*	CorVel Corp.	9,435	697,718
#*	CRISPR Therapeutics AG	20,016	1,280,824
*	Cross Country Healthcare, Inc.	19,466	238,653
*	Cullinan Therapeutics, Inc.	16,673	144,388
*	Cumberland Pharmaceuticals, Inc.	2,517	7,526
	CVS Health Corp.	82,604	6,455,503
*	Cytek Biosciences, Inc.	73,418	286,330
*	CytomX Therapeutics, Inc.	51,009	182,102
	Danaher Corp.	400	86,152
*	DaVita, Inc.	4,428	527,021
*	Day One Biopharmaceuticals, Inc.	22,934	170,629
*	Definitive Healthcare Corp.	35,740	99,000
*	Denali Therapeutics, Inc.	39,639	645,323
	Dentsply Sirona, Inc.	50,594	637,990
*	Dexcom, Inc.	300	17,466
*	Dynavax Technologies Corp.	68,001	697,690
*	Edgewise Therapeutics, Inc.	5,063	92,552

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CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Edwards Lifesciences Corp.	37,121	$3,060,626
*	Elanco Animal Health, Inc.	194,814	4,315,130
*	Electromed, Inc.	2,174	52,306
	Elevance Health, Inc.	10,262	3,255,106
	Eli Lilly & Co.	40,581	35,015,722
*	Emergent BioSolutions, Inc.	25,554	318,914
	Encompass Health Corp.	24,098	2,743,557
*	Enhabit, Inc.	26,573	216,039
*	Enovis Corp.	32,298	1,008,990
	Ensign Group, Inc.	15,475	2,787,048
*	Envista Holdings Corp.	62,723	1,276,413
*	Evolent Health, Inc., Class A	35,623	237,605
*	Exelixis, Inc.	77,009	2,977,938
*	FONAR Corp.	2,752	41,390
*	Fortrea Holdings, Inc.	22,412	234,430
*	Fulcrum Therapeutics, Inc.	37,043	324,126
*	Fulgent Genetics, Inc.	18,623	418,086
*	GE HealthCare Technologies, Inc.	40,223	3,014,714
	Gilead Sciences, Inc.	118,253	14,165,527
*	Globus Medical, Inc., Class A	17,551	1,059,905
*	Haemonetics Corp.	22,473	1,123,875
*	Halozyme Therapeutics, Inc.	35,066	2,285,953
*	Harmony Biosciences Holdings, Inc.	25,798	737,049
*	Health Catalyst, Inc.	8,246	26,635
*	HealthEquity, Inc.	1,516	143,383
	HealthStream, Inc.	11,265	277,119
*	Henry Schein, Inc.	27,863	1,760,942
*	Hologic, Inc.	23,024	1,701,704
	Humana, Inc.	18,699	5,201,875
*	ICON PLC	12,949	2,224,897
*	ICU Medical, Inc.	6,621	795,116
*	Ideaya Biosciences, Inc.	955	30,426
*	IDEXX Laboratories, Inc.	2,349	1,478,719
*	ImmuCell Corp.	2,993	18,557
*	Incyte Corp.	17,876	1,671,048
*	InfuSystem Holdings, Inc.	10,768	111,556
*	Innoviva, Inc.	63,598	1,157,484
*	Inogen, Inc.	10,041	82,738
*	Integer Holdings Corp.	11,738	757,923
		Shares	Value†
HEALTH CARE — (Continued)
*	Integra LifeSciences Holdings Corp.	16,836	$202,200
*	Intellia Therapeutics, Inc.	12,200	153,964
*	Iovance Biotherapeutics, Inc.	21,389	42,136
*	IQVIA Holdings, Inc.	32,017	6,930,400
	iRadimed Corp.	285	21,891
*††	iTeos Therapeutics, Inc.	11,469	0
*	Jazz Pharmaceuticals PLC	28,666	3,945,588
	Johnson & Johnson	207,914	39,268,717
*	Kewaunee Scientific Corp.	2,037	85,187
††	Kinnate Biopharma, Inc.	9,473	663
*	Krystal Biotech, Inc.	621	122,654
*	Kymera Therapeutics, Inc.	1,424	88,060
	Labcorp Holdings, Inc.	13,055	3,315,448
*	Lantheus Holdings, Inc.	27,723	1,599,340
*	LENZ Therapeutics, Inc.	626	18,605
*	Lexeo Therapeutics, Inc.	1,770	17,718
*	LifeStance Health Group, Inc.	108,691	532,586
*	Ligand Pharmaceuticals, Inc.	375	71,741
*	Lipocine, Inc.	2,156	5,843
*	Lisata Therapeutics, Inc.	3,732	10,412
*	LivaNova PLC	32,159	1,692,528
*	MannKind Corp.	2,327	13,008
	McKesson Corp.	488	395,934
*	Medpace Holdings, Inc.	6,686	3,910,708
	Medtronic PLC	57,439	5,209,717
	Merck & Co., Inc.	151,696	13,042,822
*††	Merrimack Pharmaceuticals, Inc.	9,794	0
	Mesa Laboratories, Inc.	2,200	158,158
*	Mettler-Toledo International, Inc.	36	50,986
*	MiMedx Group, Inc.	44,871	343,263
#*	Moderna, Inc.	58,328	1,584,188
*	Molina Healthcare, Inc.	10,273	1,572,385

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CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Monte Rosa Therapeutics, Inc.	5,011	$64,391
*	Myriad Genetics, Inc.	19,154	153,998
	National HealthCare Corp.	9,338	1,115,331
	National Research Corp.	16,415	219,304
*	Neogen Corp.	28,105	173,408
*	NeoGenomics, Inc.	67,935	663,725
*	Neurocrine Biosciences, Inc.	9,440	1,351,902
#*	Nuvation Bio, Inc.	100,389	524,031
*	Olema Pharmaceuticals, Inc.	639	5,732
*»	OmniAb, Inc. (2200963D US)	6,492	0
*»	OmniAb, Inc. (2200964D US)	6,492	0
*	OmniAb, Inc. (OABI UQ)	32,922	51,029
*	Omnicell, Inc.	16,584	556,725
*	OptimizeRx Corp.	3,933	80,587
*	Option Care Health, Inc.	63,292	1,647,491
*	Oramed Pharmaceuticals, Inc.	10,581	25,289
*	OraSure Technologies, Inc.	13,192	36,146
*	Organogenesis Holdings, Inc.	46,415	197,264
	Organon & Co.	109,438	738,707
*	OrthoPediatrics Corp.	8,457	142,416
*	Outset Medical, Inc.	2,023	26,542
*	Owens & Minor, Inc.	31,189	123,820
*	Pacira BioSciences, Inc.	27,007	577,410
*††	PDL BioPharma, Inc.	418,608	175,815
*	Pediatrix Medical Group, Inc.	43,390	736,328
*	Pennant Group, Inc.	160	3,957
	Perrigo Co. PLC	77,005	1,597,084
#*	Personalis, Inc.	1,794	17,294
	Pfizer, Inc.	316,824	7,809,712
	Phibro Animal Health Corp., Class A	9,829	413,408
*	Prestige Consumer Healthcare, Inc.	18,410	1,115,646
*	Pro-Dex, Inc.	810	29,354
*	Protara Therapeutics, Inc.	7,858	40,704
*	Prothena Corp. PLC	26,002	279,522
		Shares	Value†
HEALTH CARE — (Continued)
*	Puma Biotechnology, Inc.	15,611	$79,616
*	Quanterix Corp.	4,693	25,061
	Quest Diagnostics, Inc.	22,010	3,872,660
*	QuidelOrtho Corp.	21,678	585,089
*	Rafael Holdings, Inc., Class B	20,549	27,947
	Regeneron Pharmaceuticals, Inc.	377	245,729
*	REGENXBIO, Inc.	21,536	275,015
*	Relay Therapeutics, Inc.	9,155	65,367
*	Replimune Group, Inc.	2,200	21,406
	ResMed, Inc.	16,224	4,005,381
*	Revolution Medicines, Inc.	736	43,306
#	Revvity, Inc.	22,203	2,077,979
*	Rigel Pharmaceuticals, Inc.	2,723	85,992
*	Roivant Sciences Ltd.	146,355	2,925,636
	Royalty Pharma PLC, Class A	26,746	1,004,045
††	Sage Therapeutics, Inc.	4,149	747
*	Seer, Inc.	5,004	11,059
	Select Medical Holdings Corp.	75,060	1,038,080
*	Sensus Healthcare, Inc.	3,395	10,830
*	SI-BONE, Inc.	922	13,673
	SIGA Technologies, Inc.	53,306	441,374
*	Simulations Plus, Inc.	467	8,023
*	Solid Biosciences, Inc.	7,667	41,325
*	Sotera Health Co.	118,004	1,958,866
	STERIS PLC	13,271	3,127,975
	Stryker Corp.	220	78,373
*	Supernus Pharmaceuticals, Inc.	36,060	1,987,988
*	Surgery Partners, Inc.	41,434	908,648
*	Surmodics, Inc.	2,825	77,504
*	Tactile Systems Technology, Inc.	16,513	248,851
*	Teladoc Health, Inc.	73,036	630,301
	Teleflex, Inc.	5,863	729,768
*	Tenet Healthcare Corp.	20,089	4,148,178
*	Terns Pharmaceuticals, Inc.	752	6,212
*	Theravance Biopharma, Inc.	2,401	35,199

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CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Thermo Fisher Scientific, Inc.	8,744	$4,961,258
*	TruBridge, Inc.	7,905	151,934
	U.S. Physical Therapy, Inc.	4,078	351,809
#*	UFP Technologies, Inc.	2,999	577,727
#*	United Therapeutics Corp.	12,749	5,678,787
	UnitedHealth Group, Inc.	29,306	10,009,757
	Universal Health Services, Inc., Class B	17,306	3,755,575
	Utah Medical Products, Inc.	2,964	172,208
*	Vanda Pharmaceuticals, Inc.	29,767	129,486
*	Varex Imaging Corp.	22,895	267,643
*	Ventyx Biosciences, Inc.	44,556	380,063
*	Veracyte, Inc.	33,691	1,215,571
	Viatris, Inc.	258,485	2,677,905
*	Vicarious Surgical, Inc., Class A	236	1,258
*	Vir Biotechnology, Inc.	8,153	48,592
*	Voyager Therapeutics, Inc.	19,187	89,603
*	Waters Corp.	10,122	3,538,651
*	Waystar Holding Corp.	1,299	46,569
	West Pharmaceutical Services, Inc.	6,390	1,802,427
*	XBiotech, Inc.	1,910	4,489
*	Xencor, Inc.	4,196	61,723
*	XOMA Royalty Corp.	579	19,095
	Zimmer Biomet Holdings, Inc.	29,265	2,942,888
	Zoetis, Inc.	39,185	5,646,167
*	Zymeworks, Inc.	6,828	130,312
TOTAL HEALTH CARE			406,456,927
INDUSTRIALS — (13.9%)
#*	3D Systems Corp.	57,322	163,941
	3M Co.	44,651	7,434,391
	A.O. Smith Corp.	32,801	2,164,538
#	AAON, Inc.	8,946	880,197
*	AAR Corp.	27,275	2,296,828
	ABM Industries, Inc.	48,132	2,069,676
	ACCO Brands Corp.	55,779	209,729
	Acme United Corp.	1,921	73,017
	Acuity, Inc.	8,677	3,167,539
	Advanced Drainage Systems, Inc.	19,953	2,794,418
		Shares	Value†
INDUSTRIALS — (Continued)
	Aebi Schmidt Holding AG	25,693	$286,477
	AECOM	22,405	3,010,112
*	AerSale Corp.	5,481	40,669
	AGCO Corp.	33,676	3,474,016
*	Air Industries Group	317	1,037
	Air Lease Corp.	73,844	4,715,678
	Alamo Group, Inc.	8,237	1,472,117
*	Alaska Air Group, Inc.	51,466	2,147,676
	Albany International Corp., Class A	20,574	1,164,077
	Alight, Inc., Class A	127,971	368,556
*	Allegiant Travel Co.	12,056	749,642
	Allegion PLC	16,325	2,706,195
	Allient, Inc.	11,706	640,084
	Allison Transmission Holdings, Inc.	26,602	2,195,995
*	Alpha Pro Tech Ltd.	2,600	11,830
	Alta Equipment Group, Inc.	17,064	104,432
*	Ameresco, Inc., Class A	20,207	798,581
*	American Airlines Group, Inc.	29,844	391,852
*	American Woodmark Corp.	12,707	809,817
	AMETEK, Inc.	21,222	4,289,178
*	API Group Corp.	42,325	1,558,407
	Apogee Enterprises, Inc.	18,738	685,998
	Applied Industrial Technologies, Inc.	8,265	2,124,849
	ArcBest Corp.	15,609	1,160,061
	Arcosa, Inc.	23,345	2,381,190
	Argan, Inc.	906	277,426
	Armstrong World Industries, Inc.	15,967	3,040,596
*	Art's-Way Manufacturing Co., Inc.	4,404	10,878
	Astec Industries, Inc.	11,264	524,114
*	Astronics Corp. (ATROB US), Class B	13,063	642,830
*	Asure Software, Inc.	13,809	122,210
*	ATI, Inc.	39,295	3,889,026
	Atkore, Inc.	25,109	1,738,798
	Atmus Filtration Technologies, Inc.	20,804	946,166
	Automatic Data Processing, Inc.	20,454	5,324,176
	AZZ, Inc.	19,652	1,962,252
	Barrett Business Services, Inc.	16,271	658,487

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CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Blue Bird Corp.	17,257	$862,160
*	BlueLinx Holdings, Inc.	4,281	280,149
*	Boeing Co.	2,183	438,827
	Boise Cascade Co.	24,939	1,757,950
	Booz Allen Hamilton Holding Corp.	25,549	2,226,851
*	Bowman Consulting Group Ltd.	1,186	51,342
	Brady Corp., Class A	25,407	1,928,645
*	BrightView Holdings, Inc.	40,628	500,537
	Brink's Co.	18,815	2,091,475
	Broadridge Financial Solutions, Inc.	13,941	3,072,596
*	Broadwind, Inc.	344	805
*	Builders FirstSource, Inc.	23,902	2,776,695
	BWX Technologies, Inc.	1,350	288,374
*	CACI International, Inc., Class A	5,244	2,948,439
*	Cadeler AS (CDLR US), ADR	5,058	93,725
#	Cadre Holdings, Inc.	12,186	517,418
	Carlisle Cos., Inc.	9,206	2,992,410
	Carpenter Technology Corp.	12,535	3,959,806
	Carrier Global Corp.	42,014	2,499,413
*	Casella Waste Systems, Inc., Class A	1,050	92,999
	Caterpillar, Inc.	32,343	18,670,320
*	CBIZ, Inc.	1,436	78,980
*	CECO Environmental Corp.	14,200	694,238
	CH Robinson Worldwide, Inc.	19,990	3,078,260
*	Chart Industries, Inc.	19,392	3,871,031
	Chicago Rivet & Machine Co.	855	7,909
*	Cimpress PLC	6,314	436,992
	Cintas Corp.	17,224	3,156,642
	Civeo Corp.	2,250	46,755
*	Clarivate PLC	255,672	869,285
*	Clean Harbors, Inc.	11,588	2,439,390
	CNH Industrial NV	259,287	2,719,921
	Columbus McKinnon Corp.	15,145	245,803
	Comfort Systems USA, Inc.	3,497	3,376,633
*	Commercial Vehicle Group, Inc.	18,934	28,780
		Shares	Value†
INDUSTRIALS — (Continued)
	CompX International, Inc.	3,722	$83,708
#	Concentrix Corp.	40,401	1,628,564
	Concrete Pumping Holdings, Inc.	22,380	143,008
*	Conduent, Inc.	116,673	277,682
	Copa Holdings SA, Class A	15,148	1,896,681
*	Copart, Inc.	47,417	2,039,405
*	Core & Main, Inc., Class A	31,999	1,669,708
††	Costa Communications, Inc.	2,485	298
*	Costamare Bulkers Holdings Ltd.	18,748	242,599
	Costamare, Inc.	93,741	1,145,515
	Covenant Logistics Group, Inc.	14,890	300,331
*»	CPI Aerostructures, Inc.	318	792
	CRA International, Inc.	4,087	778,533
	Crane Co.	3,007	571,330
	CSG Systems International, Inc.	15,981	1,250,833
	CSW Industrials, Inc.	3,417	855,685
	CSX Corp.	385,729	13,893,959
	Cummins, Inc.	17,773	7,778,887
	Curtiss-Wright Corp.	320	190,634
*	Custom Truck One Source, Inc.	17,338	102,121
	Deere & Co.	12,809	5,913,019
	Delta Air Lines, Inc.	194,139	11,139,696
	Deluxe Corp.	33,492	606,540
*	Distribution Solutions Group, Inc.	18,675	510,575
*	DLH Holdings Corp.	4,597	28,593
*	DNOW, Inc.	59,597	876,076
	Donaldson Co., Inc.	31,586	2,661,120
	Douglas Dynamics, Inc.	22,967	694,292
	Dover Corp.	15,002	2,722,263
*	Ducommun, Inc.	11,183	1,026,040
*	DXP Enterprises, Inc.	10,411	1,245,676
*	Dycom Industries, Inc.	11,826	3,403,405
	Eastern Co.	5,309	113,347
	Eaton Corp. PLC	1,499	571,958
	EMCOR Group, Inc.	7,829	5,290,682
	Emerson Electric Co.	18,274	2,550,502
	Enerpac Tool Group Corp.	25,442	1,044,140
	EnerSys	26,862	3,388,910
	Ennis, Inc.	23,151	379,676
	Enpro, Inc.	3,048	707,166

151

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CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Enviri Corp.	54,841	$669,609
	Equifax, Inc.	10,934	2,308,167
	Esab Corp.	27,266	3,185,214
	ESCO Technologies, Inc.	457	100,298
	Espey Mfg. & Electronics Corp.	1,254	47,038
*	Everus Construction Group, Inc.	28,967	2,632,811
	EVI Industries, Inc.	3,830	103,180
*	ExlService Holdings, Inc.	8,712	340,639
	Expeditors International of Washington, Inc.	28,690	3,497,311
	Fastenal Co.	82,240	3,384,176
	Federal Signal Corp.	21,098	2,490,197
	FedEx Corp.	43,538	11,050,815
	Ferguson Enterprises, Inc.	40,233	9,997,900
	Flowserve Corp.	52,018	3,550,228
*	Fluor Corp.	50,083	2,442,548
*	Forrester Research, Inc.	4,217	30,067
	Fortive Corp.	31,231	1,572,169
	Fortune Brands Innovations, Inc.	25,464	1,293,571
*	Franklin Covey Co.	9,180	155,876
	Franklin Electric Co., Inc.	17,503	1,658,759
*	Frontier Group Holdings, Inc.	7,784	30,046
	FTAI Aviation Ltd.	20,080	3,471,832
	FTAI Infrastructure, Inc.	10,630	56,764
*	FTI Consulting, Inc.	12,063	1,990,516
*	Fuel Tech, Inc.	5,187	12,864
*	Gates Industrial Corp. PLC	98,140	2,166,931
	GATX Corp.	20,640	3,237,384
	Genco Shipping & Trading Ltd.	25,725	438,354
*	Gencor Industries, Inc.	8,113	110,256
*	Generac Holdings, Inc.	13,965	2,346,399
	General Dynamics Corp.	10,050	3,466,245
	Genpact Ltd.	53,084	2,025,155
*	Gibraltar Industries, Inc.	17,221	1,074,418
	Global Industrial Co.	29,224	830,546
	Gorman-Rupp Co.	18,860	848,134
	Graco, Inc.	28,538	2,333,552
*	Graham Corp.	289	18,002
		Shares	Value†
INDUSTRIALS — (Continued)
#	Granite Construction, Inc.	22,703	$2,336,366
*	Great Lakes Dredge & Dock Corp.	66,820	758,407
	Greenbrier Cos., Inc.	21,385	893,251
	Griffon Corp.	22,162	1,640,210
*	GXO Logistics, Inc.	42,980	2,415,906
*	Hayward Holdings, Inc.	106,723	1,811,089
*	Healthcare Services Group, Inc.	29,880	533,956
	Heartland Express, Inc.	40,260	314,028
	Heidrick & Struggles International, Inc.	1,720	100,396
	Helios Technologies, Inc.	19,343	1,070,828
	Herc Holdings, Inc.	24,038	3,414,598
#	Hexcel Corp.	11,087	791,612
	Hillenbrand, Inc.	14,982	473,431
*	Hillman Solutions Corp.	15,462	142,560
	HNI Corp.	34,375	1,406,625
	Honeywell International, Inc.	37,114	7,472,162
	Howmet Aerospace, Inc.	3,763	774,990
	Hub Group, Inc., Class A	41,333	1,522,294
	Hubbell, Inc.	9,113	4,283,110
*	Hudson Technologies, Inc.	29,676	269,310
	Huntington Ingalls Industries, Inc.	9,339	3,007,345
*	Hurco Cos., Inc.	3,620	64,979
*	Huron Consulting Group, Inc.	14,619	2,403,948
	Hyster-Yale, Inc.	9,238	332,014
*	IBEX Holdings Ltd.	5,950	222,352
	IDEX Corp.	6,614	1,134,036
*	IES Holdings, Inc.	8,926	3,497,921
	Illinois Tool Works, Inc.	24,209	5,905,059
	Ingersoll Rand, Inc.	21,200	1,618,196
*	Innovative Solutions & Support, Inc.	14,202	133,499
	Insperity, Inc.	12,670	559,000
	Insteel Industries, Inc.	15,736	491,593
	Interface, Inc.	39,930	994,257
	ITT, Inc.	15,319	2,835,087
	Jacobs Solutions, Inc.	20,510	3,195,663
*	Janus International Group, Inc.	17,863	171,485

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CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	JB Hunt Transport Services, Inc.	18,556	$3,133,366
*	JELD-WEN Holding, Inc.	41,765	181,260
#*	JetBlue Airways Corp.	194,318	816,136
	Johnson Controls International PLC	4,367	499,541
	Kadant, Inc.	5,840	1,615,694
	Karat Packaging, Inc.	6,996	168,044
	KBR, Inc.	51,889	2,222,925
	Kelly Services, Inc., Class A	21,895	245,443
	Kennametal, Inc.	49,783	1,092,737
	Kforce, Inc.	16,899	427,545
*	Kirby Corp.	27,737	2,870,225
*	Knightscope, Inc., Class A	3,126	16,005
	Knight-Swift Transportation Holdings, Inc.	55,340	2,496,941
	Korn Ferry	35,185	2,276,470
*	Kratos Defense & Security Solutions, Inc.	2,714	245,888
*	L.B. Foster Co., Class A	4,677	128,150
	L3Harris Technologies, Inc.	16,820	4,862,662
	Landstar System, Inc.	10,347	1,328,865
*	Legalzoom.com, Inc.	39,859	397,394
	Leidos Holdings, Inc.	24,421	4,651,468
	Lennox International, Inc.	4,619	2,332,595
*	Limbach Holdings, Inc.	3,975	375,558
	Lincoln Electric Holdings, Inc.	9,790	2,295,265
	Lindsay Corp.	5,640	627,394
*	Liquidity Services, Inc.	21,955	525,603
	Lockheed Martin Corp.	16,692	8,210,461
	LSI Industries, Inc.	3,231	73,958
	Luxfer Holdings PLC	18,526	226,017
*	Manitowoc Co., Inc.	20,697	210,488
	ManpowerGroup, Inc.	25,909	794,370
	Marten Transport Ltd.	80,831	828,518
*	MasTec, Inc.	15,358	3,135,489
*	Mastech Digital, Inc.	1,982	13,676
*	Masterbrand, Inc.	58,501	738,868
*	Matrix Service Co.	23,483	352,715
	Matson, Inc.	20,896	2,109,451
	Maximus, Inc.	24,977	2,076,088
*	Mayville Engineering Co., Inc.	7,256	129,302
	McGrath RentCorp	2,847	305,882
*	Mercury Systems, Inc.	30,699	2,376,410
		Shares	Value†
INDUSTRIALS — (Continued)
*	Middleby Corp.	19,480	$2,420,000
	Miller Industries, Inc.	10,059	403,768
	MillerKnoll, Inc.	34,312	535,953
*	Mistras Group, Inc.	23,374	222,988
*	Montrose Environmental Group, Inc.	9,000	232,920
	Moog, Inc., Class A	10,854	2,223,442
*	MRC Global, Inc.	64,037	893,316
	MSA Safety, Inc.	8,487	1,332,714
#	MSC Industrial Direct Co., Inc., Class A	21,386	1,815,885
	Mueller Industries, Inc.	29,274	3,099,238
	Mueller Water Products, Inc., Class A	74,803	1,919,445
*	MYR Group, Inc.	4,425	963,323
	National Presto Industries, Inc.	4,174	446,493
*	NEXTracker, Inc., Class A	26,197	2,651,660
	NL Industries, Inc.	17,836	107,908
*	NN, Inc.	14,160	24,214
	Nordson Corp.	4,924	1,142,122
	Norfolk Southern Corp.	34,915	9,894,213
	Northrop Grumman Corp.	5,811	3,390,428
*	NPK International, Inc.	88,701	1,091,022
	nVent Electric PLC	2,416	276,270
*	NWPX Infrastructure, Inc.	7,519	452,343
	Old Dominion Freight Line, Inc.	21,784	3,058,909
	Omega Flex, Inc.	5,545	153,319
*	OPENLANE, Inc.	73,158	1,932,834
*	Orion Group Holdings, Inc.	10,969	118,136
	Oshkosh Corp.	29,237	3,604,630
	Owens Corning	23,913	3,044,364
	PACCAR, Inc.	65,685	6,463,404
*	PAMT Corp.	20,288	204,300
	Pangaea Logistics Solutions Ltd.	36,161	178,997
	Park Aerospace Corp.	2,643	50,640
	Parker-Hannifin Corp.	2,144	1,656,948
	Park-Ohio Holdings Corp.	13,746	283,580
*	Parsons Corp.	385	32,009
	Paychex, Inc.	40,688	4,761,717
	Paycom Software, Inc.	6,260	1,171,183
*	Paylocity Holding Corp.	812	114,711
	Pentair PLC	44,556	4,738,531

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CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Perma-Fix Environmental Services, Inc.	215	$2,943
*	Perma-Pipe International Holdings, Inc.	5,730	158,836
	Pioneer Power Solutions, Inc.	2,960	13,616
*	Planet Labs PBC	64,541	868,076
#	Powell Industries, Inc.	6,942	2,661,493
*	Power Solutions International, Inc.	1,210	103,600
	Preformed Line Products Co.	3,672	778,868
	Primoris Services Corp.	26,193	3,706,833
*	Proto Labs, Inc.	13,290	661,310
	Quad/Graphics, Inc.	36,794	202,735
	Quanta Services, Inc.	7,632	3,427,760
*	Radiant Logistics, Inc.	39,808	240,838
*	RBC Bearings, Inc.	65	27,854
*	RCM Technologies, Inc.	3,727	86,094
	Regal Rexnord Corp.	17,859	2,516,155
	Republic Services, Inc.	9,416	1,960,788
*	Resideo Technologies, Inc.	111,463	4,770,616
	Resources Connection, Inc.	17,688	77,827
	REV Group, Inc.	20,989	1,076,106
	Robert Half, Inc.	28,346	742,382
	Rockwell Automation, Inc.	13,003	4,789,785
	Rollins, Inc.	49,692	2,862,756
	RTX Corp.	69,599	12,423,421
	Rush Enterprises, Inc. (RUSHA US), Class A	37,535	1,854,604
	Rush Enterprises, Inc. (RUSHB US), Class B	7,757	407,010
	Ryder System, Inc.	20,564	3,480,046
*	RYTHM, Inc.	516	23,550
*	Saia, Inc.	3,376	987,480
	Schneider National, Inc., Class B	60,940	1,302,288
	Science Applications International Corp.	22,224	2,082,611
	Sensata Technologies Holding PLC	52,970	1,686,035
*	Shoals Technologies Group, Inc., Class A	5,800	60,958
*	SIFCO Industries, Inc.	4,888	35,927
		Shares	Value†
INDUSTRIALS — (Continued)
	Simpson Manufacturing Co., Inc.	14,474	$2,554,661
*	SiteOne Landscape Supply, Inc.	809	104,984
*	SkyWest, Inc.	22,136	2,224,225
	Snap-on, Inc.	7,030	2,358,916
*	Southland Holdings, Inc.	2,770	12,382
	Southwest Airlines Co.	157,011	4,757,433
*	SPX Technologies, Inc.	16,163	3,618,734
	SS&C Technologies Holdings, Inc.	71,637	6,083,414
	Standex International Corp.	258	60,173
	Stanley Black & Decker, Inc.	29,284	1,983,112
*	Star Equity Holdings, Inc.	4,041	44,532
	Steelcase, Inc., Class A	64,941	1,036,458
#*	Sterling Infrastructure, Inc.	9,537	3,604,032
*	Strata Critical Medical, Inc.	13,888	69,857
*	Stratasys Ltd.	359	3,813
*	Sun Country Airlines Holdings, Inc.	16,388	201,245
*	Sunrun, Inc.	119,935	2,489,851
*	TaskUS, Inc., Class A	16,400	218,776
*	Taylor Devices, Inc.	1,412	64,627
	Tecnoglass, Inc.	22,104	1,318,062
	Tennant Co.	13,971	1,117,680
	Terex Corp.	44,692	2,056,726
	Tetra Tech, Inc.	45,010	1,439,420
	Textron, Inc.	39,046	3,155,307
*	Thermon Group Holdings, Inc.	26,250	754,163
*	TIC Solutions, Inc.	43,971	533,368
	Timken Co.	35,176	2,761,668
*	Titan International, Inc.	37,200	280,860
*	Titan Machinery, Inc.	13,481	221,088
	Toro Co.	32,509	2,429,398
	Trane Technologies PLC	11,465	5,143,772
*	Transcat, Inc.	103	7,483
	TransDigm Group, Inc.	112	146,553
	TransUnion	17,540	1,423,897
*	Trex Co., Inc.	16,675	805,736
	TriNet Group, Inc.	12,797	767,820
	Trinity Industries, Inc.	60,896	1,666,724
*	TrueBlue, Inc.	18,191	86,225
*	TTEC Holdings, Inc.	7,321	25,550

154

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CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Tutor Perini Corp.	39,272	$2,645,362
	Twin Disc, Inc.	12,774	200,041
	UFP Industries, Inc.	21,917	2,019,213
#*	U-Haul Holding Co. (UHAL US)	7,228	384,240
	U-Haul Holding Co. (UHAL/B US)	63,046	3,057,101
#	UL Solutions, Inc., Class A	12,348	961,539
*	Ultralife Corp.	13,766	96,775
	UniFirst Corp.	8,763	1,352,569
	Union Pacific Corp.	42,840	9,440,651
*	United Airlines Holdings, Inc.	95,638	8,993,798
	United Parcel Service, Inc., Class B	62,832	6,058,261
	United Rentals, Inc.	14,462	12,599,005
	Universal Logistics Holdings, Inc.	23,600	381,848
*	Upwork, Inc.	39,922	636,357
*	V2X, Inc.	17,366	991,425
	Valmont Industries, Inc.	8,248	3,409,971
	Veralto Corp.	23,385	2,307,632
	Verisk Analytics, Inc.	17,250	3,773,610
*	Verra Mobility Corp.	71,811	1,666,733
	Vertiv Holdings Co., Class A	45,282	8,733,087
	Vestis Corp.	59,067	310,102
*	Vicor Corp.	643	58,339
	Virco Mfg. Corp.	17,465	127,844
*	VirTra, Inc.	2,086	12,683
	VSE Corp.	393	71,007
	Wabash National Corp.	29,154	233,815
	Waste Management, Inc.	29,639	5,920,983
	Watsco, Inc. (WSO US)	60	22,081
»	Watsco, Inc. (WSO/B US), Class B	1,205	442,331
	Watts Water Technologies, Inc., Class A	9,489	2,586,701
	Werner Enterprises, Inc.	45,808	1,200,170
	WESCO International, Inc.	17,147	4,450,161
	Westinghouse Air Brake Technologies Corp.	15,062	3,079,275
*	Willdan Group, Inc.	182	17,201
	Willis Lease Finance Corp.	6,272	805,199
		Shares	Value†
INDUSTRIALS — (Continued)
	WillScot Holdings Corp.	68,847	$1,497,422
	Woodward, Inc.	1,216	318,726
	Worthington Enterprises, Inc.	974	54,632
	WW Grainger, Inc.	5,751	5,630,229
*	XPO, Inc.	23,874	3,434,752
	Xylem, Inc.	358	54,004
	Zurn Elkay Water Solutions Corp.	14,032	661,048
TOTAL INDUSTRIALS			699,399,390
INFORMATION TECHNOLOGY — (23.2%)
	A10 Networks, Inc.	15,434	275,343
	Accenture PLC, Class A	24,493	6,125,699
*	ACCESS Newswire, Inc.	411	3,907
*	ACI Worldwide, Inc.	50,283	2,394,979
	Adeia, Inc.	66,896	1,139,908
*	Adobe, Inc.	19,798	6,737,457
	Advanced Energy Industries, Inc.	659	133,599
*	Advanced Micro Devices, Inc.	3,150	806,778
*	Airgain, Inc.	5,308	22,824
*	Akamai Technologies, Inc.	27,351	2,054,060
*	Alarm.com Holdings, Inc.	1,911	94,059
*	Alithya Group, Inc., Class A	7,489	9,511
*	Alpha & Omega Semiconductor Ltd.	17,378	487,627
*	Ambarella, Inc.	892	76,025
	Amdocs Ltd.	24,155	2,035,300
	Amkor Technology, Inc.	112,209	3,622,107
	Amphenol Corp., Class A	12,124	1,689,358
*	AmpliTech Group, Inc.	2,708	9,749
*	Amtech Systems, Inc.	7,816	61,981
	Apple, Inc.	840,109	227,140,015
	Applied Materials, Inc.	33,017	7,696,263
*	Applied Optoelectronics, Inc.	327	11,628
*	AppLovin Corp., Class A	47,377	30,194,783
*	Arrow Electronics, Inc.	20,195	2,252,752
*	ASGN, Inc.	29,087	1,301,934
*	AstroNova, Inc.	7,311	66,384
*	Autodesk, Inc.	13,195	3,976,181
*	Aviat Networks, Inc.	8,195	204,547
	Avnet, Inc.	43,989	2,131,267

155

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Axcelis Technologies, Inc.	17,674	$1,406,143
	Bel Fuse, Inc. (BELFA US), Class A	53	7,247
	Belden, Inc.	20,613	2,511,694
	Benchmark Electronics, Inc.	23,086	1,011,629
*	Bill Holdings, Inc.	37,921	1,883,157
*	BK Technologies Corp.	1,780	132,984
*	Blackbaud, Inc.	18,533	1,186,853
*	Box, Inc., Class A	19,290	619,016
*	C3.ai, Inc., Class A	40,774	716,807
*	CCC Intelligent Solutions Holdings, Inc.	114,278	996,504
	CDW Corp.	21,649	3,450,201
*	Cerence, Inc.	22,454	240,931
*	CEVA, Inc.	11,017	299,773
#*	Cipher Mining, Inc.	79,073	1,474,711
*	Cirrus Logic, Inc.	18,390	2,439,433
	Cisco Systems, Inc.	165,490	12,098,974
#*	Cleanspark, Inc.	99,075	1,763,535
	Clear Secure, Inc., Class A	32,508	990,519
*	Clearfield, Inc.	6,868	242,440
	Climb Global Solutions, Inc.	1,039	115,412
*	Coda Octopus Group, Inc.	4,669	47,857
	Cognizant Technology Solutions Corp., Class A	104,345	7,604,664
*	Coherent Corp.	2,713	358,007
*	Cohu, Inc.	27,155	646,017
*	Consensus Cloud Solutions, Inc.	3,598	105,493
	Corning, Inc.	109,028	9,712,214
*	Corsair Gaming, Inc.	23,452	191,134
	Crane NXT Co.	29,777	1,883,395
*	Crexendo, Inc.	696	4,503
*	CS Disco, Inc.	10,253	64,799
	CSP, Inc.	248	3,308
	CTS Corp.	10,517	436,561
*	CVD Equipment Corp.	5,741	22,447
*	Daily Journal Corp.	417	168,902
*	Daktronics, Inc.	1,015	19,072
*	Data I/O Corp.	1,500	4,545
*	Data Storage Corp.	2,600	10,894
*	Diebold Nixdorf, Inc.	14,813	876,189
#*	Digi International, Inc.	28,395	1,041,529
*	Diodes, Inc.	27,096	1,445,843
	Dolby Laboratories, Inc., Class A	9,369	621,352
*	Dropbox, Inc., Class A	20,775	602,475
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	DXC Technology Co.	123,923	$1,759,707
*	Eastman Kodak Co.	22,768	144,349
*	Electro-Sensors, Inc.	1,426	6,688
	Entegris, Inc.	2,487	227,735
*	EPAM Systems, Inc.	8,681	1,419,691
	ePlus, Inc.	6,936	507,438
*	Everspin Technologies, Inc.	11,400	120,840
*	F5, Inc.	11,981	3,031,792
*	Fabrinet	553	243,635
*	Fastly, Inc., Class A	54,540	452,137
#*	First Solar, Inc.	21,224	5,665,535
*	Five9, Inc.	25,472	618,460
*	Flex Ltd.	74,571	4,662,179
*	Fortinet, Inc.	30,858	2,667,057
*	Franklin Wireless Corp.	6,922	35,233
*	Frequency Electronics, Inc.	5,834	214,224
*	Gartner, Inc.	9,491	2,356,995
	Gen Digital, Inc.	78,040	2,057,134
*	Genasys, Inc.	1,974	4,619
*	GLOBALFOUNDRIES, Inc.	527	18,761
*	Globant SA	1,182	72,788
*	GoDaddy, Inc., Class A	17,571	2,339,227
*	Grid Dynamics Holdings, Inc.	24,160	225,654
	Hackett Group, Inc.	15,814	286,392
*	Harmonic, Inc.	18,271	195,500
	Hewlett Packard Enterprise Co.	284,630	6,950,665
*	I3 Verticals, Inc., Class A	7,584	233,208
*	Ichor Holdings Ltd.	19,091	432,984
*	Identiv, Inc.	1,852	7,408
	Information Services Group, Inc.	7,246	39,925
*	Insight Enterprises, Inc.	12,166	1,216,600
*	Intel Corp.	142,832	5,711,852
#	InterDigital, Inc.	15,946	5,771,814
	International Business Machines Corp.	75,433	23,188,859
*	inTEST Corp.	11,005	93,322
*	IPG Photonics Corp.	16,293	1,386,860
*	Itron, Inc.	13,838	1,388,367
	Jabil, Inc.	23,216	5,128,182
*	Jamf Holding Corp.	20,151	258,940
*	Key Tronic Corp.	10,062	35,821
*	Keysight Technologies, Inc.	15,884	2,906,137
*	Kimball Electronics, Inc.	17,579	511,109

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CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	KLA Corp.	10,803	$13,058,018
*	Knowles Corp.	59,564	1,406,306
	Kulicke & Soffa Industries, Inc.	15,948	636,804
*	KVH Industries, Inc.	9,686	57,825
*	Kyndryl Holdings, Inc.	83,879	2,425,781
	Lam Research Corp.	64,767	10,198,212
*	Lantronix, Inc.	8,601	42,403
*	LGL Group, Inc.	2,275	13,764
	Littelfuse, Inc.	4,575	1,113,143
*	LiveRamp Holdings, Inc.	38,401	1,049,883
*	Magnachip Semiconductor Corp.	4,530	14,043
*	Manhattan Associates, Inc.	4,325	787,453
*	MaxLinear, Inc.	26,778	405,687
	Methode Electronics, Inc.	17,071	114,888
	Micron Technology, Inc.	47,387	10,603,789
	Microsoft Corp.	434,147	224,805,658
*	Mirion Technologies, Inc.	6,773	198,923
*	Mitek Systems, Inc.	25,235	232,414
	MKS, Inc.	9,726	1,397,723
	Motorola Solutions, Inc.	13,046	5,305,939
*	M-Tron Industries, Inc.	92	5,071
*	Myseum, Inc.	222	595
*	N-able, Inc.	620	4,855
	Napco Security Technologies, Inc.	382	16,865
*	nCino, Inc.	33,787	901,437
*	NCR Voyix Corp.	48,601	554,537
	NetApp, Inc.	39,465	4,648,188
*	NETGEAR, Inc.	23,274	808,073
*	NetScout Systems, Inc.	34,985	972,583
*	NetSol Technologies, Inc.	2,729	11,980
*	nLight, Inc.	1,048	34,594
*	Nortech Systems, Inc.	1,040	9,859
*	Nutanix, Inc., Class A	2,459	175,179
	NVE Corp.	2,511	173,385
	NVIDIA Corp.	1,467,246	297,102,643
	NXP Semiconductors NV	42,199	8,824,655
*	Okta, Inc.	2,301	210,611
*	ON Semiconductor Corp.	77,943	3,903,385
*	ON24, Inc.	1,900	10,488
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	One Stop Systems, Inc.	1,013	$5,065
	OneSpan, Inc.	6,338	72,253
*	Optical Cable Corp.	6,626	52,147
	Oracle Corp.	102,255	26,853,186
*	OSI Systems, Inc.	10,679	2,973,674
*	PAR Technology Corp.	25,419	898,307
	PC Connection, Inc.	18,438	1,124,165
*	PDF Solutions, Inc.	980	28,547
	Pegasystems, Inc.	2,510	159,762
#*	Penguin Solutions, Inc.	31,666	705,202
*	Photronics, Inc.	43,303	1,034,942
*	Plexus Corp.	12,195	1,706,080
	Power Integrations, Inc.	321	13,447
#*	Powerfleet, Inc. NJ	40,162	204,826
*	Progress Software Corp.	20,240	863,034
*	PTC, Inc.	2,655	527,124
*	Qorvo, Inc.	15,996	1,518,340
	QUALCOMM, Inc.	74,391	13,457,332
*	Qualys, Inc.	9,993	1,231,737
	Ralliant Corp.	10,410	457,207
*	Rambus, Inc.	9,396	966,285
	Red Violet, Inc.	491	26,332
*	RF Industries Ltd.	7,730	60,449
*	Ribbon Communications, Inc.	49,873	167,573
	Richardson Electronics Ltd.	10,614	114,419
#*	Riot Platforms, Inc.	43,869	867,729
*	Rogers Corp.	10,818	947,008
	Salesforce, Inc.	19,183	4,995,445
*	Sandisk Corp.	13,293	2,649,694
*	Sanmina Corp.	26,343	3,610,308
*	ScanSource, Inc.	19,268	826,694
	Seagate Technology Holdings PLC	396	101,328
*	SentinelOne, Inc., Class A	4,343	77,523
*	Silicon Laboratories, Inc.	177	23,201
	Skyworks Solutions, Inc.	28,392	2,206,626
*	SoundThinking, Inc.	7,473	69,873
*	Super Micro Computer, Inc.	56,376	2,929,297
*	Synaptics, Inc.	18,436	1,307,850
	Taitron Components, Inc., Class A	855	2,035
*	Tao Synergies, Inc.	1,132	9,916
	TD SYNNEX Corp.	16,335	2,556,264
	TE Connectivity PLC	21,510	5,313,185

157

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Teledyne Technologies, Inc.	5,049	$2,659,914
*	Telos Corp.	5,593	38,368
*	Teradata Corp.	37,761	787,317
	Teradyne, Inc.	30,630	5,567,309
	Texas Instruments, Inc.	31,024	5,009,135
*	TransAct Technologies, Inc.	8,099	38,146
*	Trimble, Inc.	3,483	277,769
*	Trio-Tech International	658	4,856
*	TTM Technologies, Inc.	82,128	5,519,002
*	Turtle Beach Corp.	602	10,174
*	Twilio, Inc., Class A	37,454	5,051,796
*	Ultra Clean Holdings, Inc.	26,365	722,665
	Universal Display Corp.	420	61,858
*	Veeco Instruments, Inc.	34,040	978,650
*	Verint Systems, Inc.	7,718	156,521
	VeriSign, Inc.	400	95,920
*	Viasat, Inc.	39,763	1,583,363
*	Viavi Solutions, Inc.	4,792	84,818
	Vishay Intertechnology, Inc.	72,093	1,224,139
*	Vishay Precision Group, Inc.	7,144	267,614
	Vontier Corp.	59,654	2,296,679
	Western Digital Corp.	43,594	6,548,255
*	WidePoint Corp.	1,177	7,827
#	Xerox Holdings Corp.	125,567	416,882
*	Xperi, Inc.	14,409	96,828
*	Zebra Technologies Corp., Class A	8,683	2,337,898
*	Zoom Communications, Inc.	36,812	3,211,111
TOTAL INFORMATION TECHNOLOGY			1,167,818,875
MATERIALS — (4.1%)
	AdvanSix, Inc.	16,414	305,136
	Air Products & Chemicals, Inc.	14,134	3,428,767
	Albemarle Corp.	20,682	2,031,593
	Alcoa Corp.	65,685	2,416,551
*	Alpha Metallurgical Resources, Inc.	8,636	1,496,273
	Amcor PLC	587,245	4,639,235
*	American Vanguard Corp.	19,416	86,790
		Shares	Value†
MATERIALS — (Continued)
*	Ampco-Pittsburgh Corp.	3,898	$8,186
	AptarGroup, Inc.	14,320	1,661,263
*	Arq, Inc.	3,973	26,381
*	Ascent Industries Co.	9,589	116,602
	Ashland, Inc.	24,097	1,178,343
*	Aspen Aerogels, Inc.	19,336	157,395
	Avery Dennison Corp.	14,302	2,501,277
	Avient Corp.	50,231	1,610,908
*	Axalta Coating Systems Ltd.	85,860	2,444,434
	Balchem Corp.	89	13,652
	Ball Corp.	50,241	2,361,327
	Cabot Corp.	28,328	1,911,573
	Caledonia Mining Corp. PLC	1,210	34,025
	Celanese Corp.	17,857	686,423
*	Century Aluminum Co.	33,056	979,119
	CF Industries Holdings, Inc.	48,590	4,047,061
	Chemours Co.	43,681	584,889
*	Clearwater Paper Corp.	12,278	216,707
*	Cleveland-Cliffs, Inc.	114,992	1,429,351
*	Coeur Mining, Inc.	4,491	77,110
	Commercial Metals Co.	43,991	2,611,306
*	Core Molding Technologies, Inc.	8,981	160,850
	Corteva, Inc.	75,155	4,617,523
	CRH PLC (CRHCF US)	40,463	4,819,143
	Crown Holdings, Inc.	21,143	2,054,677
*	Dakota Gold Corp.	4,688	19,127
	Dow, Inc.	114,781	2,737,527
	DuPont de Nemours, Inc.	38,207	3,119,602
	Eagle Materials, Inc.	13,262	2,815,788
	Eastman Chemical Co.	50,541	3,008,200
	Ecolab, Inc.	9,334	2,393,238
*	Ecovyst, Inc.	53,511	438,255
	Element Solutions, Inc.	67,200	1,795,584
*	Flotek Industries, Inc.	7,442	128,821
	FMC Corp.	14,998	227,520
	Fortitude Gold Corp.	17,074	73,247
	Freeport-McMoRan, Inc.	195,140	8,137,338
	Friedman Industries, Inc.	9,833	208,853
	Graphic Packaging Holding Co.	117,046	1,871,566

158

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Greif, Inc. (GEF US), Class A	22,936	$1,304,829
	Greif, Inc. (GEF/B US), Class B	8,178	482,093
	Hawkins, Inc.	9,252	1,312,396
	HB Fuller Co.	36,920	2,118,100
	Hecla Mining Co.	11,988	154,286
	Huntsman Corp.	104,035	861,410
*	Ingevity Corp.	15,733	845,177
	Innospec, Inc.	17,005	1,251,228
	International Flavors & Fragrances, Inc.	27,263	1,716,751
#	International Paper Co.	275,500	10,645,320
*	Intrepid Potash, Inc.	8,190	218,100
	Kaiser Aluminum Corp.	11,837	1,071,604
*	Knife River Corp.	22,604	1,366,638
	Koppers Holdings, Inc.	13,632	384,695
	Kronos Worldwide, Inc.	40,305	198,301
	Linde PLC	28,454	11,902,308
	Louisiana-Pacific Corp.	28,596	2,490,998
*	LSB Industries, Inc.	8,343	70,331
	LyondellBasell Industries NV, Class A	56,733	2,633,546
	Martin Marietta Materials, Inc.	5,541	3,397,187
	Materion Corp.	13,949	1,598,974
	Mativ Holdings, Inc.	36,512	389,948
	Mercer International, Inc.	42,634	89,531
*	Metallus, Inc.	24,539	431,641
	Minerals Technologies, Inc.	17,722	1,005,723
	Mosaic Co.	56,128	1,540,714
	Myers Industries, Inc.	26,133	452,885
	NewMarket Corp.	3,889	2,986,363
	Newmont Corp.	204,681	16,573,021
	Nexa Resources SA	6,124	35,580
	Northern Technologies International Corp.	7,510	55,799
	Nucor Corp.	37,429	5,616,221
*	O-I Glass, Inc.	62,845	709,520
	Olin Corp.	76,464	1,582,805
	Olympic Steel, Inc.	8,241	304,917
	Orion SA	30,485	161,570
	Packaging Corp. of America	17,420	3,410,139
*	Perimeter Solutions, Inc.	69,028	1,622,848
	PPG Industries, Inc.	36,952	3,612,058
		Shares	Value†
MATERIALS — (Continued)
	Quaker Chemical Corp.	4,811	$668,200
*	Ranpak Holdings Corp.	24,217	128,350
*	Rayonier Advanced Materials, Inc.	49,324	342,802
	Reliance, Inc.	11,374	3,212,359
††	Resolute Forest Products, Inc.	66,341	17,667
	Royal Gold, Inc.	4,062	709,997
	RPM International, Inc.	15,482	1,691,873
	Ryerson Holding Corp.	18,801	414,750
	Sealed Air Corp.	49,477	1,657,974
	Sensient Technologies Corp.	19,279	1,817,817
	Sherwin-Williams Co.	11,785	4,065,118
	Silgan Holdings, Inc.	37,024	1,429,867
*	Smith-Midland Corp.	225	8,204
	Smurfit WestRock PLC	51,659	1,907,250
*	Solstice Advanced Materials, Inc.	9,278	418,159
	Sonoco Products Co.	49,403	2,004,280
#	Southern Copper Corp.	8,013	1,112,204
	Steel Dynamics, Inc.	32,107	5,034,378
	Stepan Co.	12,183	528,133
	SunCoke Energy, Inc.	60,553	485,030
	Sylvamo Corp.	22,362	907,897
*	Tredegar Corp.	3,100	21,421
	TriMas Corp.	28,073	997,434
	Tronox Holdings PLC	93,212	326,242
*	U.S. Gold Corp.	320	4,902
	U.S. Lime & Minerals, Inc.	16,311	1,911,975
	Vulcan Materials Co.	12,143	3,515,398
	Warrior Met Coal, Inc.	35,807	2,429,147
	Westlake Corp.	16,252	1,118,300
	Worthington Steel, Inc.	36,170	1,157,078
TOTAL MATERIALS			204,338,297
REAL ESTATE — (0.4%)
*	Alset, Inc.	4,039	11,915
*	AMREP Corp.	1,288	27,666
*	Anywhere Real Estate, Inc.	52,791	530,550
*	CBRE Group, Inc., Class A	27,401	4,176,734
*	CKX Lands, Inc.	465	5,057
*	Comstock Holding Cos., Inc.	1,210	16,166
*	Cushman & Wakefield PLC	107,290	1,684,453

159

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CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Douglas Elliman, Inc.	5,157	$12,738
*	Five Point Holdings LLC, Class A	37,942	221,961
*	Forestar Group, Inc.	18,009	468,414
*	FRP Holdings, Inc.	15,968	378,442
*	Howard Hughes Holdings, Inc.	34,396	2,726,915
*	Jones Lang LaSalle, Inc.	12,794	3,903,321
*»	JW Mays, Inc.	300	11,808
	Kennedy-Wilson Holdings, Inc.	40,449	305,794
	Marcus & Millichap, Inc.	28,546	833,829
	Newmark Group, Inc., Class A	69,788	1,244,320
*	Seaport Entertainment Group, Inc.	8,144	196,026
	St. Joe Co.	660	37,475
*	Stratus Properties, Inc.	5,422	101,879
*	Tejon Ranch Co.	15,607	246,903
*	Zillow Group, Inc. (Z US), Class C	2,877	215,717
TOTAL REAL ESTATE			17,358,083
UTILITIES — (0.6%)
	ALLETE, Inc.	9,015	606,980
	Genie Energy Ltd., Class B	9,207	138,565
*	Hallador Energy Co.	26,044	563,332
	MDU Resources Group, Inc.	115,868	2,222,348
	New Jersey Resources Corp.	50,395	2,232,499
	Shares	Value†
UTILITIES — (Continued)
NRG Energy, Inc.	38,056	$6,540,304
Ormat Technologies, Inc.	23,616	2,512,034
TXNM Energy, Inc.	10,880	617,984
Vistra Corp.	66,051	12,437,403
TOTAL UTILITIES		27,871,449
TOTAL COMMON STOCKS		4,891,724,603
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
* GameStop Corp. Warrants 10/30/2026	2,163	6,489
TOTAL RIGHTS/WARRANTS		6,489
TOTAL INVESTMENT SECURITIES (Cost $3,053,608,012)		4,891,731,092

TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	45,036,181	45,036,181
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	7,536,308	87,172,474
TOTAL INVESTMENTS — (100.0%)
(Cost $3,185,816,667)			$5,023,939,747
As of October 31, 2025, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	115	12/19/25	$38,803,324	$39,525,500	$722,176
Total Futures Contracts			$38,803,324	$39,525,500	$722,176

160

U.S. Vector Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$400,188,954	—	—	$400,188,954
Consumer Discretionary	519,284,157	$35,678	—	519,319,835
Consumer Staples	255,482,047	137,485	—	255,619,532
Energy	287,565,644	—	—	287,565,644
Financials	905,759,045	28,572	—	905,787,617
Health Care	406,193,176	—	$263,751	406,456,927
Industrials	698,955,969	443,123	298	699,399,390
Information Technology	1,167,818,875	—	—	1,167,818,875
Materials	204,320,630	—	17,667	204,338,297
Real Estate	17,346,275	11,808	—	17,358,083
Utilities	27,871,449	—	—	27,871,449
Rights/Warrants
Consumer Discretionary	—	6,489	—	6,489
Temporary Cash Investments	45,036,181	—	—	45,036,181
Securities Lending Collateral	—	87,172,474	—	87,172,474
Total Investments in Securities	$4,935,822,402	$87,835,629	$281,716˂˃	$5,023,939,747
Financial Instruments
Assets
Futures Contracts**	722,176	—	—	722,176
Total Financial Instruments	$722,176	—	—	$722,176
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
161

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (90.9%)
COMMUNICATION SERVICES — (2.4%)
*	Advantage Solutions, Inc.	120,072	$153,692
#*	Altice USA, Inc., Class A	822,350	1,833,841
#*	AMC Networks, Inc., Class A	128,168	971,513
*	Angi, Inc.	113,576	1,507,154
#*	Anterix, Inc.	71,508	1,445,892
	Array Digital Infrastructure, Inc.	95,004	4,666,596
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	54,554	2,353,460
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	145,550	5,926,796
	ATN International, Inc.	65,661	954,054
*	Bandwidth, Inc., Class A	117,337	1,894,993
*	Boston Omaha Corp., Class A	129,367	1,645,548
*	Bumble, Inc., Class A	415,265	2,304,721
*	BuzzFeed, Inc.	48,757	79,474
#	Cable One, Inc.	10,417	1,547,445
#*	Cardlytics, Inc.	30,296	58,774
*	Cargurus, Inc.	382,981	13,450,293
*	Cars.com, Inc.	280,595	3,013,590
#	Cinemark Holdings, Inc.	553,663	14,954,438
*	Cineverse Corp.	30,815	93,986
*	Creative Realities, Inc.	3,139	9,197
	CuriosityStream, Inc.	42,657	185,131
*	DHI Group, Inc.	166,145	322,321
*	DoubleVerify Holdings, Inc.	630,782	7,178,299
#*	EchoStar Corp., Class A	12,148	909,521
	Entravision Communications Corp., Class A	184,283	381,466
*	Eventbrite, Inc., Class A	63,321	146,272
*	EverQuote, Inc., Class A	103,614	2,231,846
*	EW Scripps Co., Class A	149,736	363,858
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Frontier Communications Parent, Inc.	487,624	$18,412,682
#*	fuboTV, Inc.	1,347,936	5,095,198
*	Gaia, Inc.	11,477	57,270
#*	Gambling.com Group Ltd.	143,115	1,020,410
*	Gannett Co., Inc.	562,609	2,981,828
*	GCI Liberty, Inc. (GLBKV US), Class C	30,717	1,125,010
*	GCI Liberty, Inc. (GLIBA US), Class A	9,236	337,761
#*	Globalstar, Inc.	17,432	948,475
#*	Gogo, Inc.	344,072	3,131,055
	Gray Media, Inc.	322,309	1,472,952
	Gray Media, Inc., Class A	3,603	33,400
*	Grindr, Inc.	86,576	1,199,943
*	Harte Hanks, Inc.	6,069	18,875
	IDT Corp., Class B	165,635	8,391,069
*	iHeartMedia, Inc., Class A	18,943	56,261
#*	IMAX Corp.	237,915	7,729,858
*	Integral Ad Science Holding Corp.	394,496	4,027,804
*	Intelligent Protection Management Corp.	3,698	7,285
#	Iridium Communications, Inc.	443,340	8,489,961
*	IZEA Worldwide, Inc.	3,078	15,852
	John Wiley & Sons, Inc. (WLY US), Class A	201,501	7,429,342
*	Liberty Broadband Corp. (LBRDA US), Class A	32,157	1,720,078
*	Liberty Broadband Corp. (LBRDK US), Class C	230,158	12,387,104
*	Liberty Global Ltd. (LBTYA US), Class A	579,261	6,371,871
*	Liberty Global Ltd. (LBTYK US), Class C	523,982	5,842,399
*	Liberty Latin America Ltd. (LILA US), Class A	122,362	954,424

162

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America Ltd. (LILAK US), Class C	711,467	$5,627,704
*	Lionsgate Studios Corp.	163,373	1,050,488
*	Lumen Technologies, Inc.	3,354,004	34,479,161
*	Madison Square Garden Entertainment Corp.	162,869	7,192,295
*	Madison Square Garden Sports Corp.	56,377	12,086,665
*	Magnite, Inc.	591,960	10,584,245
	Marcus Corp.	105,256	1,515,686
	Match Group, Inc.	780,769	25,250,069
*	MediaAlpha, Inc., Class A	78,089	995,635
	National CineMedia, Inc.	155,624	687,858
	New York Times Co., Class A	558,181	31,810,735
	Nexstar Media Group, Inc.	122,031	23,885,128
*	Nextdoor Holdings, Inc.	370,044	721,586
#	Paramount Skydance Corp., Class B	152,424	2,345,805
*	PSQ Holdings, Inc.	6,047	12,396
*	PubMatic, Inc., Class A	141,779	1,185,272
*	QuinStreet, Inc.	253,838	3,754,264
*»	Reading International, Inc. (RDIB US), Class B	2,710	32,412
*	Reservoir Media, Inc.	26,722	203,087
	Saga Communications, Inc., Class A	23,770	291,183
	Scholastic Corp.	115,804	3,320,101
	Shenandoah Telecommunications Co.	242,470	2,987,230
	Shutterstock, Inc.	146,622	3,669,949
	Sinclair, Inc.	198,408	2,710,253
#*	Sphere Entertainment Co.	125,822	8,616,291
	Spok Holdings, Inc.	91,551	1,308,264
*	Stagwell, Inc.	687,465	3,265,459
*	Starz Entertainment Corp.	10,891	114,464
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Sunrise Communications AG, ADR, Class A	149,641	$8,140,470
*	Teads Holding Co.	6,807	10,074
*	TechTarget, Inc.	193,190	1,060,613
	TEGNA, Inc.	770,956	15,164,705
	Telephone & Data Systems, Inc.	461,679	17,922,379
*	Thryv Holdings, Inc.	147,612	1,138,089
	Townsquare Media, Inc., Class A	4,439	27,877
*	Travelzoo	43,867	369,360
#*	TripAdvisor, Inc.	511,658	8,217,227
*	TrueCar, Inc.	388,959	855,710
*	Uniti Group, Inc.	475,259	2,737,492
*	Urban One, Inc. (UONE US)	38,196	48,509
*	Urban One, Inc. (UONEK US)	48,078	29,328
*	Vimeo, Inc.	299,064	2,332,699
#*	Vivid Seats, Inc., Class A	16,518	204,988
#*	Webtoon Entertainment, Inc.	3,712	65,071
*	WideOpenWest, Inc.	5,163	26,486
*	Yelp, Inc.	303,242	10,000,921
	Zedge, Inc., Class B	9,282	23,391
*	Ziff Davis, Inc.	163,657	5,547,972
#*	ZoomInfo Technologies, Inc.	1,123,406	12,604,615
TOTAL COMMUNICATION SERVICES			446,073,999
CONSUMER DISCRETIONARY — (12.6%)
#*	1-800-Flowers.com, Inc., Class A	213,431	768,352
*	1stdibs.com, Inc.	13,958	50,249
*	Abercrombie & Fitch Co., Class A	211,875	15,371,531
#	Academy Sports & Outdoors, Inc.	332,056	15,902,162
*	Accel Entertainment, Inc.	121,562	1,238,717
#	Acushnet Holdings Corp.	279,755	21,633,454
*	Adient PLC	332,878	7,719,441
	ADT, Inc.	2,619,798	23,159,014
*	Adtalem Global Education, Inc.	259,438	25,430,113
#	Advance Auto Parts, Inc.	184,820	8,710,567
	A-Mark Precious Metals, Inc.	103,476	2,750,392

163

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	AMCON Distributing Co.	3,090	$354,408
*	American Axle & Manufacturing Holdings, Inc.	655,360	4,063,232
#	American Eagle Outfitters, Inc.	835,317	13,958,147
*	American Outdoor Brands, Inc.	82,864	569,276
*	American Public Education, Inc.	70,956	2,376,316
*	America's Car-Mart, Inc.	37,163	826,505
	Aramark	694,633	26,312,698
*	Arhaus, Inc.	184,643	1,850,123
*	Ark Restaurants Corp.	16,816	122,925
	Arko Corp.	319,363	1,406,794
*	Asbury Automotive Group, Inc.	82,861	19,439,191
	Autoliv, Inc.	234,126	27,345,917
*	AutoNation, Inc.	167,662	33,510,604
*	Bally's Corp.	2,399	43,686
	Bassett Furniture Industries, Inc.	106,151	1,565,727
	Bath & Body Works, Inc.	595,540	14,578,819
*	Beazer Homes USA, Inc.	71,343	1,598,083
#*	Bed Bath & Beyond, Inc.	7,687	59,267
*	Biglari Holdings, Inc. (BH US), Class B	11,213	4,051,369
*	Biglari Holdings, Inc. (BH/A US), Class A	221	387,466
*	Birkenstock Holding PLC	309,904	12,368,269
*	BJ's Restaurants, Inc.	98,352	3,340,034
	Bloomin' Brands, Inc.	161,463	1,102,792
#*	Boot Barn Holdings, Inc.	136,055	25,802,831
	BorgWarner, Inc.	745,764	32,038,021
*	Bright Horizons Family Solutions, Inc.	212,536	23,215,307
#	Brightstar Lottery PLC	328,022	5,464,847
*	Brinker International, Inc.	235,900	25,632,894
	Brunswick Corp.	272,140	17,991,175
	Buckle, Inc.	224,930	12,326,164
#	Build-A-Bear Workshop, Inc.	58,729	3,184,286
	Caleres, Inc.	141,705	1,564,423
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Camping World Holdings, Inc., Class A	246,101	$3,238,689
#*	Capri Holdings Ltd.	277,864	5,765,678
*	CarMax, Inc.	294,363	12,336,753
	Carriage Services, Inc.	70,021	3,129,939
#	Carter's, Inc.	68,314	2,145,060
	Cato Corp., Class A	70,613	271,860
#*	Cava Group, Inc.	268,301	14,415,813
*	Cavco Industries, Inc.	42,219	22,367,626
	Century Communities, Inc.	155,825	9,256,005
*	Champion Homes, Inc.	254,742	17,381,047
#	Cheesecake Factory, Inc.	225,175	11,213,715
*	Children's Place, Inc.	8,547	61,282
#	Choice Hotels International, Inc.	157,839	14,672,713
	Churchill Downs, Inc.	7,419	735,965
*	Citi Trends, Inc.	36,984	1,324,767
	Clarus Corp.	106,770	356,612
#	Columbia Sportswear Co.	225,164	11,174,889
*	Contextlogic Holdings, Inc.	5,720	43,072
#*	Cooper-Standard Holdings, Inc.	78,247	2,364,624
*	Coursera, Inc.	538,060	4,530,465
#	Cracker Barrel Old Country Store, Inc.	90,007	3,033,236
	Cricut, Inc., Class A	150,709	800,265
#*	Crocs, Inc.	209,265	17,094,858
	Crown Crafts, Inc.	7,793	22,444
*	Culp, Inc.	31,633	127,165
	Dana, Inc.	597,399	12,127,200
#*	Dave & Buster's Entertainment, Inc.	161,245	2,368,689
*	Deckers Outdoor Corp.	37,084	3,022,346
#*	Denny's Corp.	105,541	412,665
#	Designer Brands, Inc., Class A	53,514	197,467
*	Destination XL Group, Inc.	211,265	211,096
	Dick's Sporting Goods, Inc.	30,288	6,707,278
#	Dillard's, Inc., Class A	46,633	27,983,531
#	Dine Brands Global, Inc.	29,072	718,660
*	Dorman Products, Inc.	135,687	18,199,697

164

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Dream Finders Homes, Inc., Class A	121,864	$2,412,907
*	Driven Brands Holdings, Inc.	314,974	4,519,877
*	Duluth Holdings, Inc., Class B	112,380	309,045
*	Dutch Bros, Inc., Class A	227,426	12,631,240
*	El Pollo Loco Holdings, Inc.	136,303	1,393,017
*	Envela Corp.	19,113	173,737
	Escalade, Inc.	56,160	646,402
	Ethan Allen Interiors, Inc.	113,467	2,742,497
*	Etsy, Inc.	336,416	20,857,792
*	European Wax Center, Inc., Class A	61,824	241,114
*	Figs, Inc., Class A	513,388	3,829,874
*	First Watch Restaurant Group, Inc.	243,041	4,007,746
*	Five Below, Inc.	131,388	20,663,391
	Flanigan's Enterprises, Inc.	9,481	300,078
	Flexsteel Industries, Inc.	26,039	890,273
#*	Floor & Decor Holdings, Inc., Class A	268,650	16,785,252
*	Fox Factory Holding Corp.	186,118	4,115,069
*	Frontdoor, Inc.	259,862	17,262,633
#*	Full House Resorts, Inc.	35,230	86,313
*	Funko, Inc., Class A	165,726	517,065
	Gap, Inc.	1,382,363	31,586,995
#	Garrett Motion, Inc.	796,949	13,500,316
*	Genesco, Inc.	48,314	1,401,589
	Gentex Corp.	667,161	15,644,925
*	Gentherm, Inc.	134,801	4,960,677
*	G-III Apparel Group Ltd.	197,264	5,296,538
#*	Global Business Travel Group I	161,856	1,272,188
	Golden Entertainment, Inc.	29,776	601,475
*	Goodyear Tire & Rubber Co.	1,179,776	8,128,657
	Graham Holdings Co., Class B	25,437	25,745,551
*	Grand Canyon Education, Inc.	128,404	24,178,473
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Green Brick Partners, Inc.	104,558	$6,769,085
	Group 1 Automotive, Inc.	54,518	21,673,086
#*	Groupon, Inc.	93,520	1,882,558
	Guess?, Inc.	216,642	3,678,581
	H&R Block, Inc.	595,381	29,614,251
	Hamilton Beach Brands Holding Co., Class A	44,464	625,608
*	Hanesbrands, Inc.	1,401,896	9,266,533
#	Harley-Davidson, Inc.	504,520	13,611,950
	Hasbro, Inc.	455,044	34,724,408
	Haverty Furniture Cos., Inc. (HVT US)	66,937	1,459,896
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	3,785	84,746
*	Helen of Troy Ltd.	90,182	1,680,091
#*	Hilton Grand Vacations, Inc.	348,730	14,454,858
*	Holley, Inc.	203,010	582,639
	Hooker Furnishings Corp.	48,234	437,965
*	Hovnanian Enterprises, Inc., Class A	20,330	2,444,276
*	Inspired Entertainment, Inc.	58,719	443,328
#	Installed Building Products, Inc.	122,810	30,485,126
	J Jill, Inc.	58,937	888,181
#	Jack in the Box, Inc.	23,915	383,597
	JAKKS Pacific, Inc.	44,574	757,758
	Jerash Holdings U.S., Inc.	8,187	27,754
#	Johnson Outdoors, Inc., Class A	32,994	1,343,846
	KB Home	321,169	20,047,369
#	Kohl's Corp.	255,081	4,150,168
	Kontoor Brands, Inc.	242,048	19,586,524
#	Krispy Kreme, Inc.	119,822	430,161
#*	Kura Sushi USA, Inc., Class A	43,021	2,449,186
#	Lakeland Industries, Inc.	42,798	704,455
#*	Lands' End, Inc.	130,901	2,060,382
*	Latham Group, Inc.	125,439	909,433
*	Laureate Education, Inc.	697,477	20,247,757
*††	Lazare Kaplan International, Inc.	9,600	0
	La-Z-Boy, Inc.	182,407	5,782,302

165

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CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	LCI Industries	112,609	$11,653,905
	Lear Corp.	161,822	16,934,672
*	Legacy Housing Corp.	63,748	1,431,461
	Leggett & Platt, Inc.	478,352	4,467,808
	Levi Strauss & Co., Class A	341,483	6,925,275
*	LGI Homes, Inc.	86,816	3,542,961
*	Life Time Group Holdings, Inc.	616,442	15,244,611
	Lifetime Brands, Inc.	69,325	235,012
#*	Light & Wonder, Inc.	51,662	3,755,827
*	Lincoln Educational Services Corp.	132,049	2,564,392
*	Lindblad Expeditions Holdings, Inc.	100,141	1,207,700
	Lithia Motors, Inc.	77,417	24,315,131
*	Live Ventures, Inc.	6,666	91,258
	LKQ Corp.	529,221	16,913,903
*	Lovesac Co.	62,910	872,562
#*	Lucid Group, Inc.	141,438	2,510,524
*	M/I Homes, Inc.	119,111	14,911,506
	Macy's, Inc.	1,108,954	21,613,513
*	Malibu Boats, Inc., Class A	85,629	2,386,480
#	Marine Products Corp.	104,268	881,065
*	MarineMax, Inc.	95,620	2,368,507
	Marriott Vacations Worldwide Corp.	166,593	10,991,806
#*	MasterCraft Boat Holdings, Inc.	68,195	1,367,992
*	Mattel, Inc.	1,074,553	19,750,284
	Matthews International Corp., Class A	87,266	2,043,770
	Meritage Homes Corp.	319,437	21,581,164
*	Mister Car Wash, Inc.	704,583	3,938,619
*	Modine Manufacturing Co.	232,993	35,696,858
*	Mohawk Industries, Inc.	216,030	24,549,649
	Monarch Casino & Resort, Inc.	25,331	2,281,563
	Monro, Inc.	104,358	1,528,845
*	Motorcar Parts of America, Inc.	82,746	1,411,647
	Movado Group, Inc.	68,612	1,249,425
	Murphy USA, Inc.	53,302	19,092,776
	Nathan's Famous, Inc.	49,064	5,192,443
*	National Vision Holdings, Inc.	322,915	8,315,061
	Newell Brands, Inc.	1,578,481	5,366,835
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Norwegian Cruise Line Holdings Ltd.	1,222,037	$27,398,070
*	ODP Corp.	119,873	3,342,059
*	Ollie's Bargain Outlet Holdings, Inc.	275,451	33,277,235
	OneSpaWorld Holdings Ltd.	453,771	10,559,251
#*	OneWater Marine, Inc., Class A	33,640	522,429
#	Oxford Industries, Inc.	62,722	2,311,306
#	Papa John's International, Inc.	145,592	7,397,529
#	Patrick Industries, Inc.	146,986	15,340,929
	Penske Automotive Group, Inc.	19,032	3,046,452
	Perdoceo Education Corp.	304,617	9,674,636
*	Petco Health & Wellness Co., Inc.	713,059	2,267,528
*	PetMed Express, Inc.	8,897	22,865
	Phinia, Inc.	138,075	7,167,473
*	Planet Fitness, Inc., Class A	291,503	26,436,407
#	Polaris, Inc.	117,437	7,762,586
	Pool Corp.	43,825	11,703,904
#*	Portillo's, Inc., Class A	215,413	1,152,460
*	Pursuit Attractions & Hospitality, Inc.	110,410	3,917,347
	PVH Corp.	238,349	18,669,877
#*	QuantumScape Corp.	537,326	9,908,291
	RCI Hospitality Holdings, Inc.	38,114	949,420
*	Red Robin Gourmet Burgers, Inc.	5,276	26,697
	Red Rock Resorts, Inc., Class A	65,674	3,501,081
*	Revolve Group, Inc.	160,718	3,555,082
#*	RH	57,624	9,939,564
*	RideNow Group, Inc.	1,094	3,720
	Rocky Brands, Inc.	50,369	1,419,902
*	Rush Street Interactive, Inc.	170,601	2,893,393
*	Sabre Corp.	888,208	1,816,385
*	Sally Beauty Holdings, Inc.	437,597	6,612,091
#*	Savers Value Village, Inc.	213,364	1,965,082
	Service Corp. International	132,766	11,087,289
*	Shake Shack, Inc., Class A	180,177	17,388,882
*	SharkNinja, Inc.	3,341	285,655

166

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CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Shoe Carnival, Inc.	121,970	$2,235,710
#	Signet Jewelers Ltd.	183,000	18,089,550
#*	Sleep Number Corp.	100,284	551,562
#	Smith & Wesson Brands, Inc.	195,849	1,877,213
*	Soho House & Co., Inc.	40,503	360,477
#	Somnigroup International, Inc.	78,342	6,215,654
	Sonic Automotive, Inc., Class A	144,746	9,195,713
*	Sonos, Inc.	496,924	8,532,185
*	Sportsman's Warehouse Holdings, Inc.	145,022	358,204
	Standard Motor Products, Inc.	97,162	3,607,625
	Steven Madden Ltd.	322,983	10,952,354
#*	Stitch Fix, Inc., Class A	450,589	1,887,968
*	Stoneridge, Inc.	121,699	828,770
	Strategic Education, Inc.	109,347	8,308,185
*	Strattec Security Corp.	13,484	827,378
#*	Stride, Inc.	285,074	19,396,435
	Sturm Ruger & Co., Inc.	42,404	1,798,354
	Superior Group of Cos., Inc.	54,505	509,077
#*	Sweetgreen, Inc., Class A	305,590	1,922,161
*	Target Hospitality Corp.	66,835	513,961
*	Taylor Morrison Home Corp.	581,617	34,472,440
	Texas Roadhouse, Inc.	60,128	9,835,738
#	Thor Industries, Inc.	201,917	21,070,039
*	Tile Shop Holdings, Inc.	168,408	1,054,234
#*	Tilly's, Inc., Class A	72,596	111,072
	Toll Brothers, Inc.	90,262	12,180,857
*	TopBuild Corp.	68,204	28,814,826
#*	Topgolf Callaway Brands Corp.	743,514	6,996,467
	Travel & Leisure Co.	311,945	19,583,907
*	Tri Pointe Homes, Inc.	524,120	16,693,222
*	Udemy, Inc.	102,633	584,495
#*	Under Armour, Inc. (UA US), Class C	850,766	3,777,401
#*	Under Armour, Inc. (UAA US), Class A	813,901	3,752,084
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Unifi, Inc.	65,203	$290,805
*	United Homes Group, Inc.	7,188	10,854
#*	United Parks & Resorts, Inc.	245,292	11,872,133
*	Universal Electronics, Inc.	39,785	154,764
*	Universal Technical Institute, Inc.	235,454	6,997,693
	Upbound Group, Inc.	242,659	4,702,731
#*	Urban Outfitters, Inc.	580,115	37,481,230
#	Vail Resorts, Inc.	122,043	18,102,638
*	Valvoline, Inc.	836,626	27,617,024
*	Vera Bradley, Inc.	108,581	255,165
#	VF Corp.	1,191,247	16,725,108
*	Victoria's Secret & Co.	300,850	10,604,962
*	Vince Holding Corp.	11,282	32,154
	Visteon Corp.	130,526	13,987,166
*	Warby Parker, Inc., Class A	405,368	7,941,159
#*	Wayfair, Inc., Class A	128,130	13,262,736
#	Wendy's Co.	901,219	7,696,410
	Weyco Group, Inc.	56,235	1,612,257
#	Whirlpool Corp.	169,877	12,168,289
#	Wingstop, Inc.	65,934	14,283,282
	Winmark Corp.	15,984	6,444,269
	Winnebago Industries, Inc.	125,071	4,716,427
#	Wolverine World Wide, Inc.	250,378	5,683,581
*	Worksport Ltd.	2,854	9,019
#	Wyndham Hotels & Resorts, Inc.	270,982	19,898,208
	Wynn Resorts Ltd.	231,690	27,568,793
#*	XPEL, Inc.	86,469	2,948,593
*	YETI Holdings, Inc.	350,715	11,920,803
*	Zumiez, Inc.	75,765	1,640,312
TOTAL CONSUMER DISCRETIONARY			2,297,422,893
CONSUMER STAPLES — (3.5%)
	Albertsons Cos., Inc., Class A	725,020	12,825,604
	Alico, Inc.	33,310	1,172,845
	Andersons, Inc.	165,038	7,642,910
#	B&G Foods, Inc.	275,658	1,102,632
*	BellRing Brands, Inc.	564,541	17,009,620
*	BJ's Wholesale Club Holdings, Inc.	11,527	1,017,373
*	Boston Beer Co., Inc. , Class A	36,528	7,560,931
*	Bridgford Foods Corp.	27,242	217,119

167

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CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Bunge Global SA	38,737	$3,664,520
	Calavo Growers, Inc.	73,122	1,624,040
	Cal-Maine Foods, Inc.	215,862	18,952,684
#	Campbell's Co.	863,879	26,028,674
*	Celsius Holdings, Inc.	399,865	24,083,869
#*	Central Garden & Pet Co. (CENT US)	60,154	1,844,923
*	Central Garden & Pet Co. (CENTA US), Class A	213,565	5,939,243
*	Chefs' Warehouse, Inc.	181,013	10,679,767
	Coca-Cola Consolidated, Inc.	161,907	21,109,435
*	Coffee Holding Co., Inc.	700	2,856
	Conagra Brands, Inc.	699,200	12,019,248
*	Coty, Inc., Class A	1,635,668	6,493,602
*	Darling Ingredients, Inc.	484,903	15,541,141
	Dole PLC	309,850	3,947,489
#	Edgewell Personal Care Co.	201,325	3,903,692
#*	elf Beauty, Inc.	101,381	12,382,675
#	Energizer Holdings, Inc.	252,522	5,866,086
*	Farmer Bros Co.	5,498	9,676
	Flowers Foods, Inc.	770,299	9,189,667
	Fresh Del Monte Produce, Inc.	233,374	8,249,771
*»	Fresh Market, Inc.	285,242	0
*	Freshpet, Inc.	261,188	12,853,061
*	Grocery Outlet Holding Corp.	309,331	4,209,995
*	Hain Celestial Group, Inc.	15,770	18,293
*	Herbalife Ltd.	369,615	2,956,920
*	HF Foods Group, Inc.	58,525	126,414
#*	Honest Co., Inc.	436,996	1,490,156
	Hormel Foods Corp.	107,520	2,321,357
	Ingles Markets, Inc., Class A	64,138	4,431,936
	Ingredion, Inc.	262,510	30,296,279
	Interparfums, Inc.	142,859	12,735,880
	J&J Snack Foods Corp.	86,521	7,324,003
	J.M. Smucker Co.	105,205	10,893,978
	John B Sanfilippo & Son, Inc.	39,954	2,508,312
*	Laird Superfood, Inc.	12,003	59,415
	Lamb Weston Holdings, Inc.	437,942	27,034,160
#	Lifevantage Corp.	72,727	595,634
*	Lifeway Foods, Inc.	30,422	729,824
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Limoneira Co.	73,112	$1,033,073
#*	Mama's Creations, Inc.	119,447	1,264,944
*	Maplebear, Inc.	354,353	13,061,452
	Marzetti Co.	122,603	19,222,924
#*	Medifast, Inc.	40,247	483,769
	MGP Ingredients, Inc.	94,046	2,275,913
*	Mission Produce, Inc.	141,394	1,628,859
	Molson Coors Beverage Co., Class B	402,958	17,617,324
*	National Beverage Corp.	284,866	9,762,358
*	Natural Alternatives International, Inc.	25,533	71,237
	Natural Grocers by Vitamin Cottage, Inc.	109,865	3,525,568
	Natural Health Trends Corp.	2,240	9,878
*	Nature's Sunshine Products, Inc.	74,912	1,009,814
	Nu Skin Enterprises, Inc., Class A	60,479	648,335
	Oil-Dri Corp. of America	56,224	3,114,247
	Pilgrim's Pride Corp.	269,854	10,281,437
*	Post Holdings, Inc.	246,681	25,637,556
	PriceSmart, Inc.	136,768	15,720,114
#	Reynolds Consumer Products, Inc.	515,585	12,600,897
*	Rocky Mountain Chocolate Factory, Inc.	13,940	23,977
	Seaboard Corp.	3,468	11,687,091
*	Seneca Foods Corp. (SENEA US), Class A	46,180	4,979,820
*»	Seneca Foods Corp. (SENEB US), Class B	2,796	307,280
*	Simply Good Foods Co.	429,793	8,411,049
	Spectrum Brands Holdings, Inc.	127,532	6,871,424
*	Sprouts Farmers Market, Inc.	453,242	35,787,988
#	Tootsie Roll Industries, Inc.	178,261	6,290,831
*	TreeHouse Foods, Inc.	180,400	3,283,280
	Turning Point Brands, Inc.	100,591	9,043,131

168

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CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	United Natural Foods, Inc.	270,596	$10,187,939
	United-Guardian, Inc.	8,416	60,343
	Universal Corp.	135,059	6,844,790
*	USANA Health Sciences, Inc.	83,095	1,757,459
#	Utz Brands, Inc.	333,163	3,508,206
	Village Super Market, Inc., Class A	61,564	1,931,263
*	Vita Coco Co., Inc.	223,151	9,189,358
*	Vital Farms, Inc.	185,890	6,106,487
	WD-40 Co.	60,239	11,703,233
	Weis Markets, Inc.	154,154	9,764,114
*	Zevia PBC, Class A	120,611	284,642
TOTAL CONSUMER STAPLES			647,661,113
ENERGY — (4.4%)
#*	Amplify Energy Corp.	121,617	552,141
	Antero Midstream Corp.	2,072,690	35,753,902
*	Antero Resources Corp.	524,422	16,209,884
#	APA Corp.	934,519	21,166,855
	Archrock, Inc.	731,037	18,473,305
	Ardmore Shipping Corp.	181,261	2,282,076
#	Atlas Energy Solutions, Inc.	144,905	1,793,924
*	Barnwell Industries, Inc.	49,095	64,314
	Berry Corp.	275,916	929,837
*	BKV Corp.	385	9,082
*	Bristow Group, Inc.	124,564	5,069,755
	Cactus, Inc., Class A	300,852	13,288,633
	California Resources Corp.	301,349	14,214,632
#*	Centrus Energy Corp., Class A	65,989	24,248,318
	Chord Energy Corp. (CHRD US)	14,891	1,350,912
	Civitas Resources, Inc.	314,111	9,055,820
*	Clean Energy Fuels Corp.	916,748	2,621,899
#*	CNX Resources Corp.	654,920	22,044,607
#*	Comstock Resources, Inc.	1,063,533	19,941,244
*	Comstock, Inc.	32,089	99,476
#	Core Laboratories, Inc.	110,785	1,765,913
		Shares	Value†
ENERGY — (Continued)
	Core Natural Resources, Inc.	139,483	$11,019,157
	Crescent Energy Co., Class A	886,038	7,469,300
#*	CVR Energy, Inc.	338,683	12,053,728
	Delek U.S. Holdings, Inc.	12,250	462,560
	DHT Holdings, Inc.	721,739	9,584,694
*	DMC Global, Inc.	77,977	628,495
	Dorian LPG Ltd.	188,367	5,434,388
*	DT Midstream, Inc.	274,171	30,018,983
	Energy Services of America Corp.	36,627	401,432
	Epsilon Energy Ltd.	89,133	427,838
	Evolution Petroleum Corp.	145,657	637,978
	Excelerate Energy, Inc., Class A	88,119	2,283,163
*	Expro Group Holdings NV	296,025	4,020,020
*	Forum Energy Technologies, Inc.	50,357	1,348,560
	FutureFuel Corp.	142,414	559,687
*	Geospace Technologies Corp.	53,232	1,348,899
*	Gran Tierra Energy, Inc. (GTE US)	20,122	69,018
	Granite Ridge Resources, Inc.	121,736	642,766
*	Green Plains, Inc.	169,664	1,744,146
*	Gulf Island Fabrication, Inc.	39,956	312,056
*	Gulfport Energy Corp.	51,451	9,570,401
*	Helix Energy Solutions Group, Inc.	640,881	4,306,720
	Helmerich & Payne, Inc.	277,706	7,292,560
	HF Sinclair Corp.	523,273	27,000,887
*	Innovex International, Inc.	154,622	3,103,264
#	International Seaways, Inc.	220,143	11,277,926
#	Kinetik Holdings, Inc.	208,140	8,015,471
	Kodiak Gas Services, Inc.	279,310	10,300,953
#*	Kosmos Energy Ltd.	224,897	353,088
#	Liberty Energy, Inc.	731,958	13,255,759
	Magnolia Oil & Gas Corp., Class A	741,092	16,644,926
*	Mammoth Energy Services, Inc.	119,439	243,656
	Matador Resources Co.	417,276	16,465,711
	Mexco Energy Corp.	11,067	101,816

169

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CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	MIND Technology, Inc.	2,455	$27,030
#	Murphy Oil Corp.	566,042	16,018,989
*	Nabors Industries Ltd.	28,173	1,366,954
	NACCO Industries, Inc., Class A	38,337	1,620,888
#*	National Energy Services Reunited Corp.	50,285	634,597
	Natural Gas Services Group, Inc.	56,219	1,565,137
*	NCS Multistage Holdings, Inc.	2,358	86,539
#	Noble Corp. PLC	486,487	14,278,393
#	Nordic American Tankers Ltd.	965,623	3,553,493
#	Northern Oil & Gas, Inc.	393,939	8,717,870
	NOV, Inc.	1,275,770	18,626,242
*	Oceaneering International, Inc.	436,858	10,174,423
*	Oil States International, Inc.	276,054	1,648,042
*	OPAL Fuels, Inc., Class A	14,890	35,885
	Ovintiv, Inc.	560,615	21,028,669
#*	Par Pacific Holdings, Inc.	233,412	9,331,812
	Patterson-UTI Energy, Inc.	1,434,466	8,994,102
	PBF Energy, Inc., Class A	465,964	15,921,990
#	Peabody Energy Corp.	514,765	14,114,856
	Permian Resources Corp.	1,107,671	13,912,348
*	PrimeEnergy Resources Corp.	6,121	827,804
*	ProPetro Holding Corp.	369,855	3,839,095
	Range Resources Corp.	837,868	29,786,207
	Ranger Energy Services, Inc., Class A	93,286	1,281,750
*	REX American Resources Corp.	158,667	5,082,104
#	Riley Exploration Permian, Inc.	32,843	854,575
#	RPC, Inc.	723,504	3,762,221
	SandRidge Energy, Inc.	163,695	1,949,607
	Scorpio Tankers, Inc.	224,385	13,844,555
		Shares	Value†
ENERGY — (Continued)
*	SEACOR Marine Holdings, Inc.	112,685	$716,677
*	Seadrill Ltd.	228,643	7,215,973
	Select Water Solutions, Inc.	465,548	5,381,735
#	SFL Corp. Ltd.	611,942	4,565,087
	SM Energy Co.	514,529	10,748,511
	Smart Sand, Inc.	19,105	41,076
	Solaris Energy Infrastructure, Inc.	124,564	6,630,542
*††	Strongbridge Biopharma	228,415	0
*	Talos Energy, Inc.	703,113	6,897,539
	Teekay Corp. Ltd.	372,841	3,586,730
	Teekay Tankers Ltd., Class A	132,815	8,101,715
*	TETRA Technologies, Inc.	538,979	3,805,192
#*	Tidewater, Inc.	220,759	11,168,198
#*	Transocean Ltd.	2,765,551	10,619,716
#*	Uranium Energy Corp.	1,619,299	24,499,994
	VAALCO Energy, Inc.	279,694	1,099,197
#*	Valaris Ltd.	266,559	14,959,291
	Viper Energy, Inc., Class A	106,865	4,013,849
#*	Vital Energy, Inc.	130,434	2,049,118
#	Vitesse Energy, Inc.	112,439	2,445,548
	Weatherford International PLC	197,815	14,576,987
	Western Midstream Partners LP	46,442	1,740,177
#	World Kinect Corp.	262,278	6,779,886
TOTAL ENERGY			803,865,450
FINANCIALS — (18.3%)
	1st Source Corp.	164,414	9,772,768
*	Acacia Research Corp.	328,421	1,139,621
	Acadian Asset Management, Inc.	202,867	9,757,903
	ACNB Corp.	33,028	1,492,205
	Affiliated Managers Group, Inc.	133,025	31,654,629
	Alerus Financial Corp.	90,729	1,916,196
	Ally Financial, Inc.	29,003	1,130,247
*	AlTi Global, Inc.	4,250	16,745
	Amalgamated Financial Corp.	129,927	3,541,810
*	Ambac Financial Group, Inc.	197,578	1,622,115
	Amerant Bancorp, Inc.	169,217	2,837,769

170

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CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American Coastal Insurance Corp.	103,734	$1,228,211
	American Financial Group, Inc.	63,433	8,352,857
	Ameris Bancorp	321,999	23,061,568
	AMERISAFE, Inc.	86,769	3,477,702
	AmeriServ Financial, Inc.	196,617	599,682
	Ames National Corp.	37,768	787,840
	Arrow Financial Corp.	75,117	2,095,013
#	Artisan Partners Asset Management, Inc., Class A	299,902	13,093,721
	Associated Banc-Corp.	744,580	18,443,247
	Associated Capital Group, Inc., Class A	8,441	308,097
	Assurant, Inc.	75,576	16,000,951
	Assured Guaranty Ltd.	229,446	18,488,759
	Atlantic American Corp.	13,763	38,949
	Atlantic Union Bankshares Corp.	630,325	20,498,169
*	Atlanticus Holdings Corp.	66,806	3,681,679
	Auburn National BanCorp, Inc.	3,016	78,235
	Axis Capital Holdings Ltd.	322,506	30,205,912
*	Axos Financial, Inc.	250,698	19,549,430
#*	Baldwin Insurance Group, Inc.	286,404	6,329,528
	Banc of California, Inc.	615,894	10,451,721
	BancFirst Corp.	148,327	16,146,877
*	Bancorp, Inc.	208,415	13,624,089
#	Bank First Corp.	19,814	2,419,686
	Bank of Hawaii Corp.	187,777	12,192,361
	Bank of Marin Bancorp	64,927	1,671,870
	Bank of NT Butterfield & Son Ltd.	192,299	8,895,752
	Bank OZK	600,276	27,006,417
	Bank7 Corp.	13,745	570,555
	BankFinancial Corp.	59,578	658,337
	BankUnited, Inc.	552,022	22,125,042
	Bankwell Financial Group, Inc.	32,143	1,393,399
	Banner Corp.	230,073	13,894,108
	Bar Harbor Bankshares	66,588	1,953,026
	BayCom Corp.	49,879	1,359,702
		Shares	Value†
FINANCIALS — (Continued)
	BCB Bancorp, Inc.	73,130	$580,652
	Beacon Financial Corp.	348,087	8,472,438
	BGC Group, Inc., Class A	1,571,141	14,360,229
*	Blue Foundry Bancorp	93,437	769,921
*	Blue Ridge Bankshares, Inc.	172,453	772,589
	BOK Financial Corp.	233,914	24,462,726
*	Bowhead Specialty Holdings, Inc.	18,316	438,851
#	Bread Financial Holdings, Inc.	216,997	13,594,862
*	Bridgewater Bancshares, Inc.	95,182	1,566,696
*	Brighthouse Financial, Inc.	259,795	14,826,501
	Burke & Herbert Financial Services Corp.	34,234	2,015,013
	Business First Bancshares, Inc.	99,090	2,429,687
*	BV Financial, Inc.	925	15,078
	Byline Bancorp, Inc.	195,036	5,215,263
	C&F Financial Corp.	14,393	984,625
	Cadence Bank	830,516	31,343,674
*	California BanCorp	27,076	500,635
*»	California First Leasing Corp.	1,063	23,652
	Camden National Corp.	80,616	3,075,500
*	Cantaloupe, Inc.	68,330	721,565
	Capital Bancorp, Inc.	50,211	1,395,615
	Capital City Bank Group, Inc.	96,361	3,748,443
	Capitol Federal Financial, Inc.	568,042	3,430,974
*	Carter Bankshares, Inc.	95,311	1,627,912
	Cass Information Systems, Inc.	78,425	3,100,140
	Cathay General Bancorp	312,827	14,217,987
	CB Financial Services, Inc.	5,273	170,687
*	CCUR Holdings, Inc.	16	40,000
	Central Pacific Financial Corp.	117,749	3,357,024
	CF Bankshares, Inc.	2,722	63,150
	Chemung Financial Corp.	19,657	996,020
	ChoiceOne Financial Services, Inc.	29,295	839,009

171

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CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Citizens & Northern Corp.	68,546	$1,327,051
	Citizens Community Bancorp, Inc.	5,732	89,706
	Citizens Financial Services, Inc.	1,185	64,926
	City Holding Co.	87,786	10,348,214
	Civista Bancshares, Inc.	77,341	1,665,152
	CNB Financial Corp.	120,584	2,966,366
	CNO Financial Group, Inc.	440,893	17,644,538
*	Coastal Financial Corp.	60,290	6,420,885
	Cohen & Steers, Inc.	266,931	18,236,726
	Colony Bankcorp, Inc.	61,832	988,694
	Columbia Banking System, Inc.	980,212	26,269,682
*	Columbia Financial, Inc.	374,313	5,521,117
	Comerica, Inc.	419,337	32,079,280
#	Commerce Bancshares, Inc.	433,289	22,804,000
	Community Financial System, Inc.	233,459	12,952,305
	Community Trust Bancorp, Inc.	141,741	7,256,431
	Community West Bancshares	77,682	1,645,305
	ConnectOne Bancorp, Inc.	212,941	5,123,360
*	Consumer Portfolio Services, Inc.	145,523	1,222,393
	Crawford & Co. (CRD/A US), Class A	179,113	1,939,794
	Crawford & Co. (CRD/B US), Class B	147,712	1,483,028
#*	Credit Acceptance Corp.	38,213	17,094,203
	Cullen/Frost Bankers, Inc.	187,593	23,100,202
*	Customers Bancorp, Inc.	142,981	9,596,885
	CVB Financial Corp.	608,712	11,182,039
#*	Dave, Inc.	31,861	7,624,975
	Diamond Hill Investment Group, Inc.	20,666	2,652,481
	DigitalBridge Group, Inc.	458,250	5,421,098
		Shares	Value†
FINANCIALS — (Continued)
#	Dime Community Bancshares, Inc.	182,321	$4,785,926
	Donegal Group, Inc. (DGICA US), Class A	173,893	3,260,494
	Donegal Group, Inc. (DGICB US), Class B	5,267	80,269
*	Donnelley Financial Solutions, Inc.	121,439	5,580,122
	Eagle Bancorp Montana, Inc.	17,228	279,610
	Eagle Bancorp, Inc.	130,079	2,178,823
	Eagle Financial Services, Inc.	3,588	129,921
	Eastern Bankshares, Inc.	803,986	14,093,875
*	eHealth, Inc.	82,753	429,488
	Employers Holdings, Inc.	194,709	7,424,254
#	Enact Holdings, Inc.	165,448	5,909,803
*	Encore Capital Group, Inc.	144,232	5,997,167
*	Enova International, Inc.	141,929	16,970,451
	Enterprise Financial Services Corp.	163,369	8,555,635
	Equity Bancshares, Inc., Class A	108,926	4,412,592
#	Esquire Financial Holdings, Inc.	35,896	3,367,045
	Essent Group Ltd.	480,224	29,087,168
*	Euronet Worldwide, Inc.	185,295	14,056,479
	Evercore, Inc., Class A	73,769	21,729,397
	EVERTEC, Inc.	301,927	8,595,862
#*	EZCORP, Inc., Class A	277,112	5,057,294
	F&G Annuities & Life, Inc.	62,441	1,851,376
	FactSet Research Systems, Inc.	43,213	11,529,228
	Farmers & Merchants Bancorp, Inc.	28,025	669,798
	Farmers National Banc Corp.	159,486	2,070,128
*	FB Bancorp, Inc.	14,033	170,080
	FB Financial Corp.	196,631	10,620,040
	Federal Agricultural Mortgage Corp. (AGM US), Class C	41,319	6,554,846

172

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	2,089	$250,471
#	Federated Hermes, Inc.	443,904	21,520,466
	Fidelis Insurance Holdings Ltd.	212,324	3,817,586
	Fidelity D&D Bancorp, Inc.	1,359	59,361
*	Finance of America Cos., Inc., Class A	12,311	270,842
	Financial Institutions, Inc.	84,949	2,415,100
	First American Financial Corp.	335,108	20,947,601
	First BanCorp	1,005,986	19,606,667
	First Bancorp, Inc.	54,707	1,356,187
	First Bancorp/Southern Pines NC	190,551	9,249,346
	First Bank	102,579	1,602,284
	First Busey Corp.	372,695	8,333,460
	First Business Financial Services, Inc.	47,250	2,391,323
	First Capital, Inc.	1,242	53,468
	First Commonwealth Financial Corp.	499,661	7,639,817
	First Community Bankshares, Inc.	142,138	4,596,743
	First Community Corp.	19,493	522,607
	First Financial Bancorp	566,714	13,266,775
#	First Financial Bankshares, Inc.	625,120	19,309,957
	First Financial Corp.	52,666	2,808,151
*»	First Financial Northwest, Inc.	81,969	98,363
*	First Foundation, Inc.	347,725	1,891,624
#	First Hawaiian, Inc.	530,632	13,016,403
	First Horizon Corp.	1,224,205	26,149,019
	First Internet Bancorp	43,189	766,173
	First Interstate BancSystem, Inc., Class A	448,978	14,030,562
	First Merchants Corp.	260,161	9,230,512
	First Mid Bancshares, Inc.	74,886	2,675,677
	First Northwest Bancorp	26,188	237,525
		Shares	Value†
FINANCIALS — (Continued)
	First Savings Financial Group, Inc.	10,979	$324,978
	First U.S. Bancshares, Inc.	2,966	38,172
	First United Corp.	35,254	1,217,321
*	First Western Financial, Inc.	22,895	528,646
	FirstCash Holdings, Inc.	197,294	31,271,099
#*	Firstsun Capital Bancorp	20,595	701,054
	Five Star Bancorp	36,275	1,288,125
#	Flagstar Bank NA	1,091,368	12,463,423
	Flushing Financial Corp.	141,203	1,930,245
*	Flywire Corp.	498,282	6,637,116
	FNB Corp.	1,616,999	25,419,224
*	Forge Global Holdings, Inc.	8,524	187,017
	Franklin Financial Services Corp.	1,411	63,918
	FS Bancorp, Inc.	41,201	1,594,067
	Fulton Financial Corp.	811,152	14,089,710
	FVCBankcorp, Inc.	35,454	433,248
#	GCM Grosvenor, Inc., Class A	109,385	1,259,021
*	Genworth Financial, Inc.	2,349,974	19,833,781
	German American Bancorp, Inc.	157,572	6,072,825
	Glacier Bancorp, Inc.	552,863	22,584,454
	Globe Life, Inc.	182,641	24,019,118
*	GoHealth, Inc., Class A	18,764	74,305
	Goosehead Insurance, Inc., Class A	96,738	6,642,998
	Great Southern Bancorp, Inc.	82,126	4,574,418
*	Green Dot Corp., Class A	221,663	2,573,507
	Greene County Bancorp, Inc.	23,452	514,771
*	Greenlight Capital Re Ltd., Class A	151,202	1,832,568
*	Hagerty, Inc., Class A	30,071	337,397
*	Hamilton Insurance Group Ltd., Class B	101,312	2,398,055
	Hamilton Lane, Inc., Class A	156,213	17,802,033
	Hancock Whitney Corp.	394,913	22,553,481
	Hanmi Financial Corp.	133,061	3,512,810

173

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hanover Bancorp, Inc.	864	$17,893
	Hanover Insurance Group, Inc.	154,898	26,468,970
	HarborOne Bancorp, Inc.	229,136	2,772,546
	Hawthorn Bancshares, Inc.	8,989	271,558
	HBT Financial, Inc.	81,614	1,990,565
	HCI Group, Inc.	51,779	10,563,434
	Heritage Commerce Corp.	328,041	3,411,626
	Heritage Financial Corp.	197,330	4,378,753
*	Heritage Insurance Holdings, Inc.	129,589	3,062,188
	Hilltop Holdings, Inc.	286,255	9,246,037
#	Hingham Institution For Savings	9,393	2,763,984
#*	Hippo Holdings, Inc.	66,003	2,427,590
	Home Bancorp, Inc.	32,950	1,751,293
	Home BancShares, Inc.	881,067	23,533,300
	HomeTrust Bancshares, Inc.	71,623	2,815,500
	Hope Bancorp, Inc.	697,615	7,317,981
	Horace Mann Educators Corp.	181,953	8,135,119
	Horizon Bancorp, Inc.	329,848	5,145,629
	Houlihan Lokey, Inc.	32,662	5,849,111
	Huntington Bancshares, Inc.	190,226	2,937,098
	Independent Bank Corp. (IBCP US)	92,455	2,793,990
	Independent Bank Corp. (INDB US)	221,887	14,930,776
	International Bancshares Corp.	435,130	28,883,929
*	International Money Express, Inc.	96,516	1,437,123
	Invesco Ltd.	1,332,640	31,583,568
	Investar Holding Corp.	36,712	872,277
	Investors Title Co.	8,626	2,230,597
	Jack Henry & Associates, Inc.	21,808	3,248,084
	Jackson Financial, Inc., Class A	274,823	27,704,907
	James River Group Holdings Ltd.	131,204	669,140
	Janus Henderson Group PLC	599,212	26,101,675
	Jefferies Financial Group, Inc.	102,309	5,404,984
		Shares	Value†
FINANCIALS — (Continued)
#*	Katapult Holdings, Inc.	1,600	$18,224
	Kearny Financial Corp.	273,992	1,750,809
	Kemper Corp.	289,599	13,029,059
#*	Kestrel Group Ltd.	27,511	545,818
	Kingstone Cos., Inc.	53,497	779,986
	Kinsale Capital Group, Inc.	28,198	11,264,255
	Lake Shore Bancorp, Inc.	727	10,047
#	Lakeland Financial Corp.	115,654	6,598,061
	Landmark Bancorp, Inc.	17,920	460,365
	Lazard, Inc.	282,838	13,802,494
	LCNB Corp.	50,957	782,700
#*	Lemonade, Inc.	18,056	1,084,804
*	LendingClub Corp.	494,753	8,603,755
*	LendingTree, Inc.	48,084	3,077,376
	Lincoln National Corp.	648,594	27,240,948
	Live Oak Bancshares, Inc.	196,607	6,122,342
	Magyar Bancorp, Inc.	5,370	92,633
	MainStreet Bancshares, Inc.	16,892	313,347
	MarketAxess Holdings, Inc.	121,634	19,468,738
*	Marqeta, Inc., Class A	1,765,127	7,996,025
#*	Mechanics Bancorp, Class A	70,759	947,463
	Mercantile Bank Corp.	103,198	4,525,232
#	Merchants Bancorp	188,742	5,886,863
	Mercury General Corp.	195,650	15,123,745
	Meridian Corp.	40,783	582,789
	Metrocity Bankshares, Inc.	81,564	2,088,854
	Metropolitan Bank Holding Corp.	30,612	2,028,657
	MGIC Investment Corp.	1,074,486	29,462,406
	Mid Penn Bancorp, Inc.	40,460	1,151,087
	Middlefield Banc Corp.	930	30,318
	Midland States Bancorp, Inc.	93,145	1,363,643
	MidWestOne Financial Group, Inc.	87,161	3,224,085
	Moelis & Co., Class A	217,007	13,743,053

174

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Morningstar, Inc.	37,887	$8,043,410
	MVB Financial Corp.	35,209	900,646
	National Bank Holdings Corp., Class A	167,023	5,956,040
	National Bankshares, Inc.	24,584	703,840
	Navient Corp.	731,829	8,950,269
	NB Bancorp, Inc.	21,684	391,830
	NBT Bancorp, Inc.	273,088	11,051,871
*	NCR Atleos Corp.	327,748	12,093,901
	Nelnet, Inc., Class A	218,481	28,194,973
*	NerdWallet, Inc., Class A	189,244	2,208,477
*	NI Holdings, Inc.	22,068	291,298
	Nicolet Bankshares, Inc.	64,435	7,612,351
*	NMI Holdings, Inc.	353,533	12,879,207
	Northeast Bank	36,274	3,129,721
	Northeast Community Bancorp, Inc.	50,507	991,957
	Northfield Bancorp, Inc.	216,305	2,210,637
	Northrim BanCorp, Inc.	160,581	3,529,570
	Northwest Bancshares, Inc.	645,787	7,562,166
	Norwood Financial Corp.	22,285	593,004
	Oak Valley Bancorp	13,062	356,331
	OceanFirst Financial Corp.	250,614	4,556,163
	OFG Bancorp	257,556	9,957,115
	Ohio Valley Banc Corp.	18,743	656,005
*	Old Market Capital Corp.	33,215	179,361
	Old National Bancorp	1,392,259	28,443,851
	Old Republic International Corp.	745,022	29,398,568
	Old Second Bancorp, Inc.	222,788	3,999,045
	OneMain Holdings, Inc.	474,598	28,091,456
*	Onity Group, Inc.	34,394	1,288,743
	OP Bancorp	52,574	701,863
#*	Open Lending Corp.	198,390	376,941
*	Oportun Financial Corp.	182,593	973,221
	Oppenheimer Holdings, Inc., Class A	54,997	3,836,591
	OppFi, Inc.	52,580	512,655
		Shares	Value†
FINANCIALS — (Continued)
	Orange County Bancorp, Inc.	14,393	$351,909
	Origin Bancorp, Inc.	115,901	4,017,129
	Orrstown Financial Services, Inc.	77,833	2,590,282
#*	Oscar Health, Inc., Class A	774,634	13,943,412
*	Palomar Holdings, Inc.	107,299	12,233,159
	Park National Corp.	73,564	11,195,705
	Parke Bancorp, Inc.	31,590	682,660
	Pathward Financial, Inc.	147,042	10,007,679
*	Paymentus Holdings, Inc., Class A	130,437	3,730,498
*	Payoneer Global, Inc.	1,497,272	8,669,205
#*	Paysafe Ltd.	196,395	2,162,309
*	Paysign, Inc.	128,414	663,258
	PCB Bancorp	39,631	835,025
	Peapack-Gladstone Financial Corp.	86,512	2,188,754
	PennyMac Financial Services, Inc.	230,141	28,954,039
	Peoples Bancorp of North Carolina, Inc.	20,286	597,017
	Peoples Bancorp, Inc.	161,310	4,613,466
	Peoples Financial Services Corp.	26,922	1,199,106
	Perella Weinberg Partners	46,078	860,737
	Pinnacle Financial Partners, Inc.	264,306	22,521,514
*	Pioneer Bancorp, Inc.	1,272	16,714
	Piper Sandler Cos.	78,967	25,211,004
#	PJT Partners, Inc., Class A	104,729	16,872,889
	Plumas Bancorp	11,500	471,960
*	Ponce Financial Group, Inc.	96,946	1,367,908
	Popular, Inc.	284,065	31,664,726
*	PRA Group, Inc.	169,260	2,320,555
	Preferred Bank	74,699	6,741,585
	Primerica, Inc.	99,592	25,880,973
	Primis Financial Corp.	103,309	1,124,518
	Princeton Bancorp, Inc.	5,841	181,538
*	Priority Technology Holdings, Inc.	64,130	446,345
*	ProAssurance Corp.	189,423	4,536,681
	PROG Holdings, Inc.	200,238	5,792,885
	Prosperity Bancshares, Inc.	305,366	20,099,190
*	Provident Bancorp, Inc.	9,039	115,247

175

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Provident Financial Holdings, Inc.	45,781	$715,099
	Provident Financial Services, Inc.	576,939	10,552,214
	QCR Holdings, Inc.	85,024	6,324,935
	Radian Group, Inc.	221,376	7,513,501
	RBB Bancorp	50,599	942,659
	Red River Bancshares, Inc.	17,926	1,184,192
	Regional Management Corp.	81,404	3,203,247
*	Remitly Global, Inc.	658,925	10,569,157
	RenaissanceRe Holdings Ltd.	4,156	1,055,998
	Renasant Corp.	402,138	13,523,901
*	Repay Holdings Corp.	329,347	1,412,899
	Republic Bancorp, Inc., Class A	100,654	6,633,099
#	Richmond Mutual BanCorp, Inc.	9,952	132,660
	Riverview Bancorp, Inc.	90,918	470,955
	RLI Corp.	408,124	24,062,991
*	Root, Inc., Class A	39,515	3,181,748
	S&T Bancorp, Inc.	190,713	6,987,724
	Safety Insurance Group, Inc.	93,165	6,403,230
	SB Financial Group, Inc.	13,783	269,595
	Seacoast Banking Corp. of Florida	400,450	12,133,635
*	Security National Financial Corp., Class A	67,353	536,803
	SEI Investments Co.	293,752	23,679,349
	Selective Insurance Group, Inc.	270,271	20,362,217
*	Selectquote, Inc.	291,090	605,467
#	ServisFirst Bancshares, Inc.	241,247	16,952,427
#*	Sezzle, Inc.	78,944	5,174,779
#*	Shift4 Payments, Inc., Class A	218,201	15,077,689
	Shore Bancshares, Inc.	131,381	2,050,857
*	Siebert Financial Corp.	5,817	16,346
	Sierra Bancorp	60,338	1,736,528
	Silvercrest Asset Management Group, Inc., Class A	38,183	539,908
		Shares	Value†
FINANCIALS — (Continued)
	Simmons First National Corp., Class A	604,957	$10,514,153
*	SiriusPoint Ltd.	520,210	9,467,822
*	Skyward Specialty Insurance Group, Inc.	169,283	7,717,612
	SLM Corp.	945,893	25,397,227
	SmartFinancial, Inc.	70,703	2,472,484
	Sound Financial Bancorp, Inc.	100	4,464
	South Plains Financial, Inc.	51,689	1,886,649
*	Southern First Bancshares, Inc.	30,203	1,324,100
	Southern Missouri Bancorp, Inc.	48,874	2,562,953
	Southside Bancshares, Inc.	132,858	3,735,967
	Southstate Bank Corp.	455,654	40,393,727
	SR Bancorp, Inc.	3,057	44,999
	Stellar Bancorp, Inc.	216,332	6,366,651
*††	Sterling Bancorp, Inc.	78,172	0
	Stewart Information Services Corp.	139,002	9,489,667
	Stifel Financial Corp.	229,277	27,153,275
#	Stock Yards Bancorp, Inc.	143,974	9,361,189
*	StoneX Group, Inc.	225,716	20,747,815
	Summit State Bank	1,117	12,253
	Synovus Financial Corp.	520,518	23,235,924
*	Texas Capital Bancshares, Inc.	207,340	17,383,386
	TFS Financial Corp.	495,078	6,584,537
*	Third Coast Bancshares, Inc.	31,297	1,150,165
	Timberland Bancorp, Inc.	63,178	2,029,277
	Tiptree, Inc.	266,564	4,720,848
	Tompkins Financial Corp.	60,896	3,864,460
	Towne Bank	331,783	10,786,265
	TriCo Bancshares	177,864	7,866,925
*	Triumph Financial, Inc.	105,644	5,753,372
#*	Trupanion, Inc.	88,310	3,531,517
	TrustCo Bank Corp.	84,865	3,200,259
	Trustmark Corp.	329,916	12,279,474
	UMB Financial Corp.	380,602	40,678,742
	Union Bankshares, Inc.	7,329	167,248

176

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	United Bancshares, Inc.	700	$24,542
	United Bankshares, Inc.	642,869	23,008,282
	United Community Banks, Inc.	541,959	15,825,203
	United Fire Group, Inc.	106,145	3,208,763
	United Security Bancshares	75,494	691,903
	Unity Bancorp, Inc.	50,244	2,281,580
	Universal Insurance Holdings, Inc.	127,365	3,925,389
	Univest Financial Corp.	123,691	3,631,568
	USCB Financial Holdings, Inc.	18,644	321,795
	Valley National Bancorp	2,523,589	27,431,412
	Value Line, Inc.	18,874	691,921
*	Velocity Financial, Inc.	34,228	637,325
	Victory Capital Holdings, Inc., Class A	263,472	16,406,401
	Virginia National Bankshares Corp.	2,839	112,935
	Virtu Financial, Inc., Class A	389,368	13,565,581
	Virtus Investment Partners, Inc.	29,806	4,853,013
	Voya Financial, Inc.	292,611	21,787,815
	WaFd, Inc.	357,660	10,382,870
	Walker & Dunlop, Inc.	151,623	12,117,710
	Washington Trust Bancorp, Inc.	81,413	2,217,690
	Waterstone Financial, Inc.	177,610	2,717,433
	Webster Financial Corp.	398,765	22,745,556
	WesBanco, Inc.	426,881	12,849,118
	West BanCorp, Inc.	74,056	1,575,171
	Westamerica BanCorp	162,753	7,755,180
	Western Alliance Bancorp	335,605	25,959,047
	Western New England Bancorp, Inc.	116,570	1,325,401
#	Western Union Co.	1,375,203	12,830,644
	Westwood Holdings Group, Inc.	23,526	394,061
*	WEX, Inc.	115,519	16,851,912
		Shares	Value†
FINANCIALS — (Continued)
	White Mountains Insurance Group Ltd.	16,011	$30,493,910
	Wintrust Financial Corp.	299,866	38,988,577
#	WisdomTree, Inc.	656,042	7,846,262
*	World Acceptance Corp.	37,631	4,796,824
	WSFS Financial Corp.	329,604	17,169,072
	WVS Financial Corp.	3,222	40,404
	Zions Bancorp NA	454,565	23,687,382
TOTAL FINANCIALS			3,334,223,331
HEALTH CARE — (9.8%)
*	10X Genomics, Inc., Class A	195,079	2,660,878
*	4D Molecular Therapeutics, Inc.	21,383	245,905
#††	89bio, Inc.	290,598	98,803
#*	Absci Corp.	81,215	347,600
*	AC Immune SA	36,795	124,367
*	Acadia Healthcare Co., Inc.	330,171	7,098,676
*	ACADIA Pharmaceuticals, Inc.	467,780	10,618,606
*	Aclaris Therapeutics, Inc.	11,799	29,733
*	Acurx Pharmaceuticals, Inc.	1,273	6,390
*	AdaptHealth Corp.	447,511	4,023,124
*	Adaptive Biotechnologies Corp.	40,208	698,011
*	Addus HomeCare Corp.	81,691	9,548,861
#*	ADMA Biologics, Inc.	1,000,995	15,495,403
#††	Aduro Biotech, Inc.	57,164	21,722
#*	Adverum Biotechnologies, Inc.	44,325	190,598
*	Agios Pharmaceuticals, Inc.	162,694	7,034,889
#*	Akebia Therapeutics, Inc.	293,683	649,039
*	Akero Therapeutics, Inc.	77,452	4,197,898
††	Albireo Pharma, Inc.	36,732	234,350
#*	Aldeyra Therapeutics, Inc.	179,400	909,558

177

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Alector, Inc.	38,874	$57,145
*	Align Technology, Inc.	86,589	11,938,891
#*	Aligos Therapeutics, Inc.	3,347	27,613
*	Alkermes PLC	734,856	22,560,079
#*	Allogene Therapeutics, Inc.	22,210	27,540
#*	Altimmune, Inc.	92,177	373,317
*	American Shared Hospital Services	3,446	7,788
*	American Well Corp., Class A	28,433	148,420
*	AMN Healthcare Services, Inc.	170,823	3,363,505
*	Amneal Pharmaceuticals, Inc.	1,193,032	12,908,606
*	Amphastar Pharmaceuticals, Inc.	210,331	5,363,440
#*	Amylyx Pharmaceuticals, Inc.	115,369	1,607,090
*	AngioDynamics, Inc.	175,370	2,109,701
*	ANI Pharmaceuticals, Inc.	92,226	8,355,676
*	Anika Therapeutics, Inc.	56,298	548,906
#*	Annexon, Inc.	163,040	515,206
#*	Arcturus Therapeutics Holdings, Inc.	117,574	1,172,213
*	Arcus Biosciences, Inc.	291,089	5,740,275
*	ArriVent Biopharma, Inc.	1,290	24,162
*	Arrowhead Pharmaceuticals, Inc.	81,074	3,436,727
*	Artivion, Inc.	189,014	8,575,565
*	Arvinas, Inc.	109,568	1,111,020
*	Astrana Health, Inc.	194,739	6,077,804
*	Astria Therapeutics, Inc.	30,169	381,034
*	Atara Biotherapeutics, Inc.	2,360	35,046
*	Atea Pharmaceuticals, Inc.	312,076	1,014,247
*	AtriCure, Inc.	165,727	5,725,868
#*	Aura Biosciences, Inc.	96,863	593,770
*	Avalo Therapeutics, Inc.	2,809	50,646
*	Avanos Medical, Inc.	164,120	1,823,373
*	Avantor, Inc.	973,270	11,504,051
		Shares	Value†
HEALTH CARE — (Continued)
*	Aveanna Healthcare Holdings, Inc.	71,198	$644,342
*	Avidity Biosciences, Inc.	49,500	3,457,575
*	Axogen, Inc.	184,083	4,090,324
#*	Azenta, Inc.	199,982	6,039,456
	Baxter International, Inc.	120,012	2,216,622
#*	Beam Therapeutics, Inc.	433,339	10,837,808
*	BioCryst Pharmaceuticals, Inc.	240,984	1,764,003
*	BioLife Solutions, Inc.	186,947	5,210,213
*	BioMarin Pharmaceutical, Inc.	337,798	18,095,839
#*	Bio-Rad Laboratories, Inc., Class A	62,768	20,057,514
*	Biote Corp., Class A	165,086	473,797
	Bio-Techne Corp.	366,489	22,931,217
*	Bioventus, Inc., Class A	180,215	1,180,408
*	Black Diamond Therapeutics, Inc.	57,330	221,867
#*	BrightSpring Health Services, Inc.	361,883	11,960,233
*	Brookdale Senior Living, Inc.	940,267	8,716,275
	Bruker Corp.	284,495	11,078,235
*	Butterfly Network, Inc.	309,076	831,414
*	Cabaletta Bio, Inc.	17,236	62,222
#*	Cardiff Oncology, Inc.	5,896	13,856
*	CareCloud, Inc.	30,245	89,223
*	CareDx, Inc.	217,883	3,268,245
*	Caribou Biosciences, Inc.	199,480	482,742
*	Castle Biosciences, Inc.	120,492	3,072,546
*	Catalyst Pharmaceuticals, Inc.	460,186	9,788,156
*	Celldex Therapeutics, Inc.	74,520	1,991,920
*	Cellectar Biosciences, Inc.	6,137	20,804
*	Certara, Inc.	668,709	7,777,086
*	CervoMed, Inc.	8,875	62,569
#*	CG oncology, Inc.	39,043	1,689,391
*	Champions Oncology, Inc.	2,099	14,336
*	Charles River Laboratories International, Inc.	176,629	31,805,584

178

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Chemed Corp.	41,056	$17,707,453
*††	Chinook Therapeutics, Inc.	363,217	0
#*	Clover Health Investments Corp.	473,995	1,673,202
*	Codexis, Inc.	125,376	297,141
*	Collegium Pharmaceutical, Inc.	139,139	5,009,004
#*	Community Health Systems, Inc.	502,821	1,950,945
*	Compass Therapeutics, Inc.	3,334	12,469
	Concentra Group Holdings Parent, Inc.	751,798	14,975,816
	CONMED Corp.	138,051	6,074,244
*	Corbus Pharmaceuticals Holdings, Inc.	5,585	67,858
*	Corcept Therapeutics, Inc.	550,039	40,411,365
*	CorVel Corp.	348,181	25,747,985
*	Coya Therapeutics, Inc.	7,683	48,557
#*	Crinetics Pharmaceuticals, Inc.	94,193	4,097,396
#*	CRISPR Therapeutics AG	285,808	18,288,854
*	Cross Country Healthcare, Inc.	255,867	3,136,929
*	CryoPort, Inc.	197,583	1,825,667
*	Cullinan Therapeutics, Inc.	116,327	1,007,392
*	CVRx, Inc.	15,865	161,664
*	Cytek Biosciences, Inc.	532,897	2,078,298
*	CytomX Therapeutics, Inc.	175,410	626,214
*	DarioHealth Corp.	17	238
#*	DaVita, Inc.	143,021	17,022,359
*	Day One Biopharmaceuticals, Inc.	192,082	1,429,090
*	Definitive Healthcare Corp.	401,744	1,112,831
*	Denali Therapeutics, Inc.	598,417	9,742,229
	Dentsply Sirona, Inc.	763,591	9,628,883
*	Design Therapeutics, Inc.	48,525	325,118
		Shares	Value†
HEALTH CARE — (Continued)
*	Dianthus Therapeutics, Inc.	3,420	$119,632
#*	Disc Medicine, Inc.	31,496	2,715,585
*	DocGo, Inc.	9,607	10,472
*	Doximity, Inc., Class A	331,176	21,857,616
#*	Dynavax Technologies Corp.	592,719	6,081,297
*	Edgewise Therapeutics, Inc.	255,043	4,662,186
*	Editas Medicine, Inc.	13,960	42,997
*	Elanco Animal Health, Inc.	1,788,061	39,605,551
*	Electromed, Inc.	51,122	1,229,995
*	Eledon Pharmaceuticals, Inc.	61,194	264,358
	Embecta Corp.	121,206	1,616,888
#*	Emergent BioSolutions, Inc.	223,280	2,786,534
#*	Enanta Pharmaceuticals, Inc.	46,699	511,821
	Encompass Health Corp.	207,853	23,664,064
*	Enhabit, Inc.	217,166	1,765,560
*	Enliven Therapeutics, Inc.	59,391	1,390,937
*	Enovis Corp.	242,976	7,590,570
	Ensign Group, Inc.	255,675	46,047,067
*	Entrada Therapeutics, Inc.	24,019	166,932
*	Envista Holdings Corp.	699,771	14,240,340
*	Erasca, Inc.	204,008	493,699
#*	Evolent Health, Inc., Class A	398,670	2,659,129
*	Exact Sciences Corp.	562,696	36,400,804
#*	Exelixis, Inc.	612,906	23,701,075
*	EyePoint Pharmaceuticals, Inc.	82,665	1,082,085
*	Fate Therapeutics, Inc.	156,009	210,612
*	FONAR Corp.	27,129	408,020
*	Forte Biosciences, Inc.	1,213	15,696
*	Fulcrum Therapeutics, Inc.	227,940	1,994,475
*	Fulgent Genetics, Inc.	128,989	2,895,803
*	GeneDx Holdings Corp.	29,177	3,994,623
*	Glaukos Corp.	62,055	5,465,184

179

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Globus Medical, Inc., Class A	162,609	$9,819,958
#*	GoodRx Holdings, Inc., Class A	385,396	1,298,785
*	GRAIL, Inc.	27,863	2,561,446
#*	Gyre Therapeutics, Inc.	6,030	46,733
*	Haemonetics Corp.	202,247	10,114,372
*	Halozyme Therapeutics, Inc.	495,079	32,274,200
*	Harmony Biosciences Holdings, Inc.	241,921	6,911,683
#*	Harrow, Inc.	59,971	2,265,105
*	Health Catalyst, Inc.	189,269	611,339
*	HealthEquity, Inc.	366,127	34,628,292
	HealthStream, Inc.	165,949	4,082,345
*	Henry Schein, Inc.	479,524	30,305,916
#*	Hims & Hers Health, Inc.	705,887	32,089,623
*	ICU Medical, Inc.	87,113	10,461,400
*	Ideaya Biosciences, Inc.	92,143	2,935,676
*††	IMARA, Inc.	8,795	0
#*	Immuneering Corp., Class A	7,614	52,308
*	Immunome, Inc.	77,578	1,246,678
*	InfuSystem Holdings, Inc.	84,637	876,839
*	Innoviva, Inc.	284,079	5,170,238
*	Inogen, Inc.	113,040	931,450
*	Inspire Medical Systems, Inc.	55,456	3,997,268
#*	Instil Bio, Inc.	10,258	180,951
#*	Integer Holdings Corp.	151,117	9,757,625
*	Integra LifeSciences Holdings Corp.	219,690	2,638,477
#*	Intellia Therapeutics, Inc.	264,991	3,344,186
#*	Iovance Biotherapeutics, Inc.	231,029	455,127
	iRadimed Corp.	56,183	4,315,416
*††	iTeos Therapeutics, Inc.	60,348	0
*	Janux Therapeutics, Inc.	28,057	805,516
#*	Jazz Pharmaceuticals PLC	233,591	32,151,465
*	Joint Corp.	20,948	165,280
*	Kewaunee Scientific Corp.	13,074	546,755
*	Kezar Life Sciences, Inc.	1,272	7,899
		Shares	Value†
HEALTH CARE — (Continued)
*	Kiniksa Pharmaceuticals International PLC	118,118	$4,371,547
*	Kodiak Sciences, Inc.	133,972	2,428,243
*	Krystal Biotech, Inc.	132,591	26,188,048
*	Kura Oncology, Inc.	163,639	1,680,573
*	Kymera Therapeutics, Inc.	89,783	5,552,181
*	Kyverna Therapeutics, Inc.	17,692	123,313
*	Lantern Pharma, Inc.	12,797	51,316
*	Lantheus Holdings, Inc.	308,422	17,792,865
*	Larimar Therapeutics, Inc.	56,111	218,272
	LeMaitre Vascular, Inc.	100,480	8,702,573
*	LENSAR, Inc.	40,133	493,636
*	LENZ Therapeutics, Inc.	6,348	188,663
*	Lexeo Therapeutics, Inc.	191,633	1,918,246
*	LifeStance Health Group, Inc.	776,450	3,804,605
*	Ligand Pharmaceuticals, Inc.	81,112	15,517,537
#*	LivaNova PLC	230,614	12,137,215
*	MannKind Corp.	1,139,264	6,368,486
*	Maravai LifeSciences Holdings, Inc., Class A	264,392	830,191
#*	Masimo Corp.	40,758	5,732,613
#*	MaxCyte, Inc.	239,070	368,168
*	Medpace Holdings, Inc.	61,281	35,843,870
*	Merit Medical Systems, Inc.	264,473	23,151,966
*††	Merrimack Pharmaceuticals, Inc.	88,364	0
	Mesa Laboratories, Inc.	13,537	973,175
*	Metagenomi, Inc.	27,159	68,984
*	MiMedx Group, Inc.	494,088	3,779,773
#*	Mineralys Therapeutics, Inc.	37,735	1,541,852
††	Mirati Therapeutics, Inc.	13,386	39,890
*	Molina Healthcare, Inc.	80,410	12,307,555
#*	Monte Rosa Therapeutics, Inc.	76,159	978,643

180

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	MoonLake Immunotherapeutics	144,036	$1,454,764
*	Mural Oncology PLC	10,500	21,945
*	Myriad Genetics, Inc.	180,451	1,450,826
	National HealthCare Corp.	74,683	8,920,138
	National Research Corp.	99,670	1,331,591
#*	Neogen Corp.	407,279	2,512,911
*	NeoGenomics, Inc.	471,177	4,603,399
*	Neurocrine Biosciences, Inc.	32,170	4,607,066
*	Nexgel, Inc.	152	377
*	Niagen Bioscience, Inc.	196,729	1,483,337
*	Nkarta, Inc.	40,387	85,217
*	Novocure Ltd.	159,020	2,037,046
*	Nurix Therapeutics, Inc.	7,017	90,800
#*	Nutex Health, Inc.	1,543	189,882
#*	Nuvation Bio, Inc.	291,965	1,524,057
*	Olema Pharmaceuticals, Inc.	273,517	2,453,447
#*»	OmniAb, Inc. (2200963D US)	30,196	0
#*»	OmniAb, Inc. (2200964D US)	30,196	0
*	OmniAb, Inc. (OABI UQ)	332,438	515,279
*	Omnicell, Inc.	202,883	6,810,782
*††	Opiant Pharmaceuticals, Inc.	18,273	0
#*	OptimizeRx Corp.	56,851	1,164,877
*	Option Care Health, Inc.	925,945	24,102,348
*	OraSure Technologies, Inc.	315,963	865,739
#*	Organogenesis Holdings, Inc.	527,047	2,239,950
	Organon & Co.	639,875	4,319,156
#*	ORIC Pharmaceuticals, Inc.	203,726	2,681,034
*	Orthofix Medical, Inc.	164,283	2,536,530
*	OrthoPediatrics Corp.	107,374	1,808,178
*	Outset Medical, Inc.	43,138	565,971
*	Owens & Minor, Inc.	342,128	1,358,248
*	Pacira BioSciences, Inc.	191,266	4,089,267
#*††	PDL BioPharma, Inc.	1,354,466	568,876
*	Pediatrix Medical Group, Inc.	368,884	6,259,961
		Shares	Value†
HEALTH CARE — (Continued)
*	Pennant Group, Inc.	152,654	$3,775,133
*	Penumbra, Inc.	61,977	14,091,710
	Perrigo Co. PLC	583,212	12,095,817
#*	Personalis, Inc.	181,195	1,746,720
	Phibro Animal Health Corp., Class A	86,858	3,653,247
*	Phio Pharmaceuticals Corp.	187	383
*	Phreesia, Inc.	47,342	1,071,823
††	Poseida Therapeutics, Inc.	44,685	22,343
*	Precision BioSciences, Inc.	4,894	39,935
#	Premier, Inc., Class A	440,092	12,375,387
*	Prestige Consumer Healthcare, Inc.	254,874	15,445,364
*	Privia Health Group, Inc.	462,599	11,241,156
*	Pro-Dex, Inc.	22,198	804,456
*	Progyny, Inc.	346,958	6,491,584
*	Protagonist Therapeutics, Inc.	30,657	2,410,253
*	Protalix BioTherapeutics, Inc.	6,926	16,415
*	Protara Therapeutics, Inc.	27,255	141,181
#*	Prothena Corp. PLC	141,265	1,518,599
*	PTC Therapeutics, Inc.	134,899	9,214,951
*	Pulmonx Corp.	69,881	139,762
*	Puma Biotechnology, Inc.	211,548	1,078,895
*	Q/C Technologies, Inc.	13,189	52,097
*	Quanterix Corp.	83,052	443,498
*	QuidelOrtho Corp.	253,980	6,854,920
*	Quipt Home Medical Corp.	21,409	52,452
*	RadNet, Inc.	334,279	25,401,861
*	Rafael Holdings, Inc., Class B	17,033	23,165
#*	Rapport Therapeutics, Inc.	15,434	446,506
*	REGENXBIO, Inc.	209,814	2,679,325
*	Relay Therapeutics, Inc.	388,360	2,772,890
*	Relmada Therapeutics, Inc.	2,078	4,696
*	Repligen Corp.	214,830	32,022,560
#*	Replimune Group, Inc.	132,623	1,290,422
*	Revolution Medicines, Inc.	256,066	15,066,923

181

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Revvity, Inc.	8,626	$807,307
*††	Rexahn Pharmaceuticals, Inc.	246	0
*	Rezolute, Inc.	37,700	351,364
*	Rigel Pharmaceuticals, Inc.	33,925	1,071,352
*	Roivant Sciences Ltd.	2,270,543	45,388,155
††	Sage Therapeutics, Inc.	81,222	14,620
#*	Sana Biotechnology, Inc.	98,990	490,001
*	Sanara Medtech, Inc.	7,209	211,224
#*	Sarepta Therapeutics, Inc.	30,981	743,854
*	Savara, Inc.	117,031	485,679
#*	Schrodinger, Inc.	192,132	4,042,457
*	Seer, Inc.	9,759	21,567
	Select Medical Holdings Corp.	547,634	7,573,778
#*	Semler Scientific, Inc.	28,794	761,889
*	Senseonics Holdings, Inc.	7,458	52,579
*	Sensus Healthcare, Inc.	47,295	150,871
#*	SI-BONE, Inc.	78,874	1,169,701
	SIGA Technologies, Inc.	302,554	2,505,147
*	Sight Sciences, Inc.	58,836	297,710
*	Simulations Plus, Inc.	34,418	591,301
*	SiNtx Technologies, Inc.	3,524	11,242
#*	Skye Bioscience, Inc.	7,388	11,451
*	Solid Biosciences, Inc.	182,649	984,478
#*	Sonida Senior Living, Inc.	1,757	45,506
*	Sotera Health Co.	857,384	14,232,574
*	Spyre Therapeutics, Inc.	12,774	312,452
*	STAAR Surgical Co.	105,391	2,726,465
#*	Stoke Therapeutics, Inc.	148,485	4,460,489
*	Supernus Pharmaceuticals, Inc.	257,781	14,211,467
*	Surgery Partners, Inc.	526,604	11,548,426
*	Surmodics, Inc.	71,154	1,952,110
*	Sutro Biopharma, Inc.	40,739	45,628
*	Syndax Pharmaceuticals, Inc.	28,312	387,874
		Shares	Value†
HEALTH CARE — (Continued)
*	Tactile Systems Technology, Inc.	93,093	$1,402,912
*	Talkspace, Inc.	439,105	1,418,309
#*	Tango Therapeutics, Inc.	193,533	1,569,553
*	Taysha Gene Therapies, Inc.	45,938	227,852
*	Tectonic Therapeutic, Inc.	1,512	27,594
*	Teladoc Health, Inc.	723,314	6,242,200
	Teleflex, Inc.	85,483	10,640,069
#*	Terns Pharmaceuticals, Inc.	353,381	2,918,927
*††	Tetraphase Pharmaceuticals, Inc.	2,198	0
*	Theravance Biopharma, Inc.	176,165	2,582,579
*††	Third Harmonic Bio, Inc.	16,199	486
#*	TransMedics Group, Inc.	121,596	15,994,738
*	Treace Medical Concepts, Inc.	44,077	281,652
*	Trevi Therapeutics, Inc.	5,258	61,308
*	TruBridge, Inc.	41,750	802,435
*	Twist Bioscience Corp.	175,684	5,778,247
#*	Tyra Biosciences, Inc.	10,012	158,590
	U.S. Physical Therapy, Inc.	67,559	5,828,315
#*	UFP Technologies, Inc.	34,525	6,650,896
	Universal Health Services, Inc., Class B	23,072	5,006,855
	Utah Medical Products, Inc.	21,622	1,256,238
*	Vanda Pharmaceuticals, Inc.	250,528	1,089,797
*	Varex Imaging Corp.	172,331	2,014,549
*	Ventyx Biosciences, Inc.	69,294	591,078
*	Vera Therapeutics, Inc.	78,846	2,243,957
*	Veracyte, Inc.	336,124	12,127,354
*	Vericel Corp.	190,939	6,694,321
*	Veru, Inc.	3,942	11,629
††	Verve Therapeutics, Inc.	71,840	45,259

182

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Viatris, Inc.	1,580,516	$16,374,146
*	Vicarious Surgical, Inc., Class A	1,547	8,246
#*	Viking Therapeutics, Inc.	16,985	646,789
*	Vir Biotechnology, Inc.	462,744	2,757,954
*	Viridian Therapeutics, Inc.	70,162	1,657,928
*	Vistagen Therapeutics, Inc.	50,540	199,128
*	Voyager Therapeutics, Inc.	104,848	489,640
*	Waystar Holding Corp.	122,800	4,402,380
*	Xencor, Inc.	200,084	2,943,236
*	Xenon Pharmaceuticals, Inc.	60,384	2,531,297
*	XOMA Royalty Corp.	3,497	115,331
*	Zymeworks, Inc.	249,939	4,770,086
TOTAL HEALTH CARE			1,777,078,121
INDUSTRIALS — (20.4%)
#*	3D Systems Corp.	165,000	471,900
	A.O. Smith Corp.	267,149	17,629,163
#	AAON, Inc.	363,612	35,775,785
*	AAR Corp.	182,251	15,347,357
	ABM Industries, Inc.	335,612	14,431,316
	ACCO Brands Corp.	451,718	1,698,460
	Acme United Corp.	16,929	643,471
	Acuity, Inc.	110,617	40,380,736
*	ACV Auctions, Inc., Class A	398,121	3,610,957
	Advanced Drainage Systems, Inc.	170,531	23,882,867
	Aebi Schmidt Holding AG	207,433	2,312,878
*	AerSale Corp.	24,225	179,750
	AGCO Corp.	205,373	21,186,279
	Air Lease Corp.	487,377	31,123,895
	Alamo Group, Inc.	53,945	9,641,050
*	Alaska Air Group, Inc.	490,467	20,467,188
	Albany International Corp., Class A	138,356	7,828,182
	Alight, Inc., Class A	1,819,203	5,239,305
#*	Allegiant Travel Co.	74,445	4,628,990
	Allient, Inc.	94,314	5,157,090
	Allison Transmission Holdings, Inc.	368,705	30,436,598
*	Alpha Pro Tech Ltd.	22,068	100,409
#	Alta Equipment Group, Inc.	125,974	770,961
		Shares	Value†
INDUSTRIALS — (Continued)
*	Amentum Holdings, Inc.	3,100	$69,471
#*	Ameresco, Inc., Class A	153,838	6,079,678
#*	American Airlines Group, Inc.	1,826,709	23,984,689
*	American Superconductor Corp.	108,362	6,418,281
*	American Woodmark Corp.	71,228	4,539,360
*	API Group Corp.	681,845	25,105,533
	Apogee Enterprises, Inc.	117,279	4,293,584
	Applied Industrial Technologies, Inc.	169,367	43,542,562
	ArcBest Corp.	102,229	7,597,659
	Arcosa, Inc.	211,026	21,524,652
	Argan, Inc.	92,323	28,270,226
	Armstrong World Industries, Inc.	193,767	36,899,050
	Astec Industries, Inc.	101,034	4,701,112
#*	Astronics Corp. (ATRO US)	124,184	6,107,369
*	Astronics Corp. (ATROB US), Class B	39,434	1,940,547
#*	Asure Software, Inc.	108,713	962,110
*	ATI, Inc.	322,079	31,876,159
	Atkore, Inc.	150,151	10,397,957
	Atmus Filtration Technologies, Inc.	210,919	9,592,596
*	Avalon Holdings Corp., Class A	27,805	76,186
#*	Avis Budget Group, Inc.	42,486	5,781,070
	AZZ, Inc.	131,230	13,103,316
	Barrett Business Services, Inc.	141,366	5,721,082
	BGSF, Inc.	17,440	58,424
#*	BlackSky Technology, Inc.	30,684	648,046
#*	Bloom Energy Corp., Class A	473,638	62,595,998
#*	Blue Bird Corp.	127,159	6,352,864
*	BlueLinx Holdings, Inc.	37,980	2,485,411
	Boise Cascade Co.	167,901	11,835,341
*	Bowman Consulting Group Ltd.	26,958	1,167,012
	Brady Corp., Class A	211,319	16,041,225
*	BrightView Holdings, Inc.	306,607	3,777,398
	Brink's Co.	187,401	20,831,495

183

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CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Broadwind, Inc.	41,640	$97,438
	BWX Technologies, Inc.	64,914	13,866,280
#*	Byrna Technologies, Inc.	50,643	1,025,521
*	CACI International, Inc., Class A	57,920	32,565,520
*	Cadeler AS (CDLR US), ADR	37,775	699,971
	Cadre Holdings, Inc.	129,663	5,505,491
	Carpenter Technology Corp.	139,268	43,994,761
*	Casella Waste Systems, Inc., Class A	264,585	23,434,293
#*	CBIZ, Inc.	147,443	8,109,365
*	CECO Environmental Corp.	171,509	8,385,075
*	Centuri Holdings, Inc.	31,174	629,403
#*	Chart Industries, Inc.	159,787	31,896,681
	Chicago Rivet & Machine Co.	3,975	36,769
#*	Cimpress PLC	108,129	7,483,608
	Civeo Corp.	26,310	546,722
*	Clarivate PLC	1,707,002	5,803,807
	Columbus McKinnon Corp.	112,784	1,830,484
*	Commercial Vehicle Group, Inc.	146,451	222,606
	CompX International, Inc.	21,289	478,790
#	Concentrix Corp.	34,014	1,371,104
	Concrete Pumping Holdings, Inc.	116,868	746,787
*	Conduent, Inc.	742,971	1,768,271
*	Construction Partners, Inc., Class A	127,880	14,623,078
	Copa Holdings SA, Class A	114,986	14,397,397
*	Core & Main, Inc., Class A	335,863	17,525,331
#††	Costa Communications, Inc.	5,954	714
*	Costamare Bulkers Holdings Ltd.	106,167	1,373,801
	Costamare, Inc.	530,834	6,486,791
	Covenant Logistics Group, Inc.	92,120	1,858,060
	CRA International, Inc.	37,391	7,122,612
	Crane Co.	166,279	31,593,010
	CSG Systems International, Inc.	129,293	10,119,763
		Shares	Value†
INDUSTRIALS — (Continued)
	CSW Industrials, Inc.	74,746	$18,717,893
*	Custom Truck One Source, Inc.	232,986	1,372,288
*	Dayforce, Inc.	365,191	25,103,229
	Deluxe Corp.	187,266	3,391,387
*	Distribution Solutions Group, Inc.	160,128	4,377,900
*	DLH Holdings Corp.	2,381	14,810
*	DNOW, Inc.	477,074	7,012,988
	Donaldson Co., Inc.	246,323	20,752,713
	Douglas Dynamics, Inc.	105,032	3,175,117
*	Ducommun, Inc.	80,545	7,390,004
*	DXP Enterprises, Inc.	117,535	14,063,063
*	Dycom Industries, Inc.	128,633	37,019,291
	Eastern Co.	30,684	655,103
*	Energy Recovery, Inc.	172,639	2,953,853
	Enerpac Tool Group Corp.	282,313	11,586,126
	EnerSys	172,200	21,724,752
	Ennis, Inc.	157,419	2,581,672
	Enpro, Inc.	110,763	25,698,124
*	Enviri Corp.	318,654	3,890,765
	Esab Corp.	238,349	27,843,930
	ESCO Technologies, Inc.	153,497	33,687,987
	Espey Mfg. & Electronics Corp.	8,429	316,172
*	Everus Construction Group, Inc.	192,265	17,474,966
	EVI Industries, Inc.	18,517	498,848
*	ExlService Holdings, Inc.	723,520	28,289,632
	Exponent, Inc.	225,698	15,981,675
	Federal Signal Corp.	271,135	32,002,064
#*	First Advantage Corp.	285,209	3,602,190
	Flowserve Corp.	483,028	32,966,661
#*	Fluence Energy, Inc.	94,728	1,989,288
*	Fluor Corp.	602,229	29,370,708
*	Forrester Research, Inc.	38,016	271,054
	Fortune Brands Innovations, Inc.	347,460	17,650,968
*	Forward Air Corp.	5,597	105,280
#*	Franklin Covey Co.	59,861	1,016,440
	Franklin Electric Co., Inc.	201,108	19,059,005
*	FreightCar America, Inc.	24,728	219,832
#*	Frontier Group Holdings, Inc.	446,017	1,721,626
	FTAI Aviation Ltd.	1,797	310,701

184

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CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	FTAI Infrastructure, Inc.	201,583	$1,076,453
*	FTI Consulting, Inc.	153,825	25,382,663
*	Fuel Tech, Inc.	13,495	33,468
*	Gates Industrial Corp. PLC	842,754	18,608,008
	GATX Corp.	221,432	34,731,609
	Genco Shipping & Trading Ltd.	191,682	3,266,261
*	Gencor Industries, Inc.	113,025	1,536,010
*	Generac Holdings, Inc.	179,923	30,230,662
	Genpact Ltd.	580,478	22,145,236
*	Gibraltar Industries, Inc.	130,347	8,132,349
	Global Industrial Co.	169,605	4,820,174
	Gorman-Rupp Co.	232,465	10,453,951
*	Graham Corp.	43,763	2,725,997
#	Granite Construction, Inc.	197,929	20,368,873
*	Great Lakes Dredge & Dock Corp.	307,390	3,488,877
	Greenbrier Cos., Inc.	137,801	5,755,948
	Griffon Corp.	209,826	15,529,222
*	GXO Logistics, Inc.	407,097	22,882,922
*	Hayward Holdings, Inc.	726,501	12,328,722
*	Healthcare Services Group, Inc.	301,997	5,396,686
	Heartland Express, Inc.	315,126	2,457,983
	Heidrick & Struggles International, Inc.	121,950	7,118,222
	Helios Technologies, Inc.	146,434	8,106,586
	Herc Holdings, Inc.	152,656	21,684,785
#*	Hertz Global Holdings, Inc.	239,400	1,228,122
	Hexcel Corp.	284,972	20,347,001
	Hillenbrand, Inc.	148,967	4,707,357
*	Hillman Solutions Corp.	527,977	4,867,948
	HireQuest, Inc.	703	5,997
	HNI Corp.	207,715	8,499,698
	Hub Group, Inc., Class A	273,883	10,087,111
*	Hudson Technologies, Inc.	194,008	1,760,623
	Huntington Ingalls Industries, Inc.	91,947	29,608,773
*	Hurco Cos., Inc.	24,786	444,909
*	Huron Consulting Group, Inc.	129,554	21,303,860
		Shares	Value†
INDUSTRIALS — (Continued)
*	Hyliion Holdings Corp.	49,828	$118,092
	Hyster-Yale, Inc.	63,457	2,280,645
*	IBEX Holdings Ltd.	51,893	1,939,241
	ICF International, Inc.	82,149	6,594,922
#*	IES Holdings, Inc.	177,605	69,599,847
#*	Innodata, Inc.	82,114	6,126,526
*	Innovative Solutions & Support, Inc.	69,460	652,924
	Insperity, Inc.	158,512	6,993,549
	Insteel Industries, Inc.	97,907	3,058,615
	Interface, Inc.	254,890	6,346,761
*	Janus International Group, Inc.	438,273	4,207,421
*	JELD-WEN Holding, Inc.	95,279	413,511
#*	JetBlue Airways Corp.	1,468,631	6,168,250
#	Kadant, Inc.	52,369	14,488,408
	Karat Packaging, Inc.	25,012	600,788
	KBR, Inc.	378,208	16,202,431
	Kelly Services, Inc., Class A	137,169	1,537,664
	Kennametal, Inc.	429,084	9,418,394
	Kforce, Inc.	100,751	2,549,000
*	Kirby Corp.	237,954	24,623,480
	Knight-Swift Transportation Holdings, Inc.	547,657	24,710,284
	Korn Ferry	232,158	15,020,623
#*	Kratos Defense & Security Solutions, Inc.	687,057	62,247,364
*	L.B. Foster Co., Class A	46,837	1,283,334
	Landstar System, Inc.	113,501	14,576,933
*	Legalzoom.com, Inc.	585,489	5,837,325
	Leonardo DRS, Inc.	322,383	11,786,322
*	Limbach Holdings, Inc.	51,354	4,851,926
	Lincoln Electric Holdings, Inc.	1,000	234,450
	Lindsay Corp.	47,649	5,300,475
*	Liquidity Services, Inc.	297,145	7,113,651
*	Loar Holdings, Inc.	126,855	10,038,036
	LSI Industries, Inc.	260,499	5,962,822
#	Luxfer Holdings PLC	42,856	522,843
*	Lyft, Inc., Class A	1,601,635	32,769,452
*	Manitowoc Co., Inc.	143,079	1,455,113
	ManpowerGroup, Inc.	102,900	3,154,914
	Marten Transport Ltd.	485,438	4,975,740
*	MasTec, Inc.	129,819	26,503,847
*	Mastech Digital, Inc.	67,197	463,659
*	Masterbrand, Inc.	485,690	6,134,265
*	Matrix Service Co.	111,690	1,677,584

185

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CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Matson, Inc.	145,659	$14,704,276
	Maximus, Inc.	222,294	18,477,077
*	Mayville Engineering Co., Inc.	46,625	830,858
	McGrath RentCorp	109,449	11,759,201
*	Mercury Systems, Inc.	260,896	20,195,959
*	Middleby Corp.	178,075	22,122,257
	Miller Industries, Inc.	60,949	2,446,493
	MillerKnoll, Inc.	284,497	4,443,843
*	Mistras Group, Inc.	127,946	1,220,605
*	Montrose Environmental Group, Inc.	117,061	3,029,539
	Moog, Inc., Class A	176,926	36,243,291
*	MRC Global, Inc.	360,592	5,030,258
	MSA Safety, Inc.	174,798	27,448,530
#	MSC Industrial Direct Co., Inc., Class A	173,809	14,758,122
	Mueller Industries, Inc.	492,071	52,095,557
	Mueller Water Products, Inc., Class A	696,762	17,878,913
*	MYR Group, Inc.	69,262	15,078,337
	National Presto Industries, Inc.	29,131	3,116,143
#*	Net Power, Inc.	14,554	55,596
*	NEXTracker, Inc., Class A	455,128	46,068,056
	NL Industries, Inc.	111,296	673,341
*	NN, Inc.	28,556	48,831
*	NPK International, Inc.	400,351	4,924,317
	nVent Electric PLC	276,386	31,604,739
*	NWPX Infrastructure, Inc.	57,461	3,456,854
	Omega Flex, Inc.	37,039	1,024,128
*	OPENLANE, Inc.	476,291	12,583,608
*	Orion Group Holdings, Inc.	154,015	1,658,742
	Oshkosh Corp.	232,678	28,686,871
*	PAMT Corp.	145,219	1,462,355
	Pangaea Logistics Solutions Ltd.	143,444	710,048
	Park Aerospace Corp.	85,983	1,647,434
	Park-Ohio Holdings Corp.	55,242	1,139,642
*	Parsons Corp.	331,861	27,590,924
*	Paylocity Holding Corp.	121,352	17,143,397
*	Pegasus Cos., Inc.	6	504
		Shares	Value†
INDUSTRIALS — (Continued)
*	Perma-Fix Environmental Services, Inc.	32,897	$450,360
*	Perma-Pipe International Holdings, Inc.	32,813	909,576
	Pioneer Power Solutions, Inc.	19,848	91,301
#	Pitney Bowes, Inc.	435,495	4,302,691
*	Planet Labs PBC	502,402	6,757,307
#	Powell Industries, Inc.	89,969	34,493,215
#*	Power Solutions International, Inc.	5,055	432,809
	Preformed Line Products Co.	32,244	6,839,275
	Primoris Services Corp.	257,629	36,459,656
*	Proto Labs, Inc.	106,063	5,277,695
	Quad/Graphics, Inc.	161,068	887,485
#	Quanex Building Products Corp.	140,353	1,994,416
*	Radiant Logistics, Inc.	308,425	1,865,971
*	RBC Bearings, Inc.	51,988	22,278,418
*	RCM Technologies, Inc.	41,884	967,520
#	Regal Rexnord Corp.	117,415	16,542,599
*	Resideo Technologies, Inc.	586,922	25,120,262
	Resources Connection, Inc.	134,111	590,088
	REV Group, Inc.	224,418	11,505,911
#	Robert Half, Inc.	245,705	6,435,014
	Rush Enterprises, Inc. (RUSHA US), Class A	367,756	18,170,824
	Rush Enterprises, Inc. (RUSHB US), Class B	103,231	5,416,531
*	RXO, Inc.	329,409	5,840,422
	Ryder System, Inc.	63,066	10,672,659
*	RYTHM, Inc.	425	19,397
*	Saia, Inc.	56,961	16,661,093
#	Schneider National, Inc., Class B	345,736	7,388,378
	Science Applications International Corp.	190,846	17,884,179
	Sensata Technologies Holding PLC	441,939	14,066,918
*	Shoals Technologies Group, Inc., Class A	322,945	3,394,152
*	SIFCO Industries, Inc.	12,885	94,705

186

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Simpson Manufacturing Co., Inc.	186,014	$32,831,471
#*	SiteOne Landscape Supply, Inc.	129,746	16,837,138
*	Skillsoft Corp.	3,681	48,332
*	SkyWest, Inc.	180,562	18,142,870
*	SPX Technologies, Inc.	208,498	46,680,617
#	Standex International Corp.	66,322	15,468,280
	Stanley Black & Decker, Inc.	174,670	11,828,652
	Steelcase, Inc., Class A	410,862	6,557,358
#*	Sterling Infrastructure, Inc.	128,798	48,672,764
*	Strata Critical Medical, Inc.	260,474	1,310,184
*	Stratasys Ltd.	9,381	99,626
*	Sun Country Airlines Holdings, Inc.	132,893	1,631,926
*	Sunrun, Inc.	756,429	15,703,466
*	TaskUS, Inc., Class A	78,472	1,046,816
*	Taylor Devices, Inc.	3,544	162,209
*	Team, Inc.	5,530	85,715
#	Tecnoglass, Inc.	184,595	11,007,400
	Tennant Co.	81,575	6,526,000
	Terex Corp.	296,862	13,661,589
	Tetra Tech, Inc.	574,253	18,364,611
*	Thermon Group Holdings, Inc.	145,499	4,180,186
*	TIC Solutions, Inc.	325,477	3,948,036
	Timken Co.	319,569	25,089,362
*	Titan International, Inc.	284,086	2,144,849
*	Titan Machinery, Inc.	104,471	1,713,324
	Toro Co.	268,649	20,076,140
*	Transcat, Inc.	41,134	2,988,385
*	Trex Co., Inc.	320,929	15,507,289
	TriNet Group, Inc.	189,413	11,364,780
	Trinity Industries, Inc.	377,425	10,330,122
*	TrueBlue, Inc.	115,144	545,783
*	TTEC Holdings, Inc.	52,449	183,047
*	Tutor Perini Corp.	274,287	18,475,972
	Twin Disc, Inc.	43,962	688,445
	UFP Industries, Inc.	268,583	24,744,552
#*	U-Haul Holding Co. (UHAL US)	11,406	606,343
	U-Haul Holding Co. (UHAL/B US)	26,862	1,302,538
*	Ultralife Corp.	77,993	548,291
	UniFirst Corp.	66,958	10,334,967
		Shares	Value†
INDUSTRIALS — (Continued)
#	Universal Logistics Holdings, Inc.	119,639	$1,935,759
*	Upwork, Inc.	527,984	8,416,065
*	V2X, Inc.	110,105	6,285,894
	Valmont Industries, Inc.	91,386	37,781,714
*	Verra Mobility Corp.	659,949	15,317,416
	Vestis Corp.	241,470	1,267,718
*	Vicor Corp.	132,262	12,000,131
	Virco Mfg. Corp.	33,055	241,963
*	VirTra, Inc.	31,582	192,019
#	VSE Corp.	85,121	15,379,662
	Wabash National Corp.	291,843	2,340,581
	Watts Water Technologies, Inc., Class A	121,950	33,243,570
#	Werner Enterprises, Inc.	328,793	8,614,377
	WESCO International, Inc.	153,587	39,860,434
*	Willdan Group, Inc.	37,732	3,566,051
	Willis Lease Finance Corp.	32,048	4,114,322
	WillScot Holdings Corp.	514,967	11,200,532
	Worthington Enterprises, Inc.	224,958	12,617,894
#*	Xometry, Inc., Class A	139,209	6,778,086
	Zurn Elkay Water Solutions Corp.	491,655	23,161,867
TOTAL INDUSTRIALS			3,711,370,919
INFORMATION TECHNOLOGY — (11.3%)
*	8x8, Inc.	52,161	95,976
*	908 Devices, Inc.	29,922	238,778
	A10 Networks, Inc.	319,888	5,706,802
*	ACCESS Newswire, Inc.	11,217	106,633
*	ACI Worldwide, Inc.	517,744	24,660,147
	Adeia, Inc.	460,536	7,847,533
*	ADTRAN Holdings, Inc.	54,289	565,691
	Advanced Energy Industries, Inc.	167,459	33,948,963
#*	Aeva Technologies, Inc.	5,325	87,011
*	Agilysys, Inc.	75,936	9,526,931
*	Airgain, Inc.	2,708	11,644
*	Akamai Technologies, Inc.	55,830	4,192,833

187

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Alarm.com Holdings, Inc.	229,503	$11,296,138
#*	Alithya Group, Inc., Class A	48,340	61,392
#*	Alkami Technology, Inc.	19,812	401,985
*	Allegro MicroSystems, Inc.	557,637	16,684,499
*	Alpha & Omega Semiconductor Ltd.	132,838	3,727,434
*	Ambarella, Inc.	122,430	10,434,709
	Amdocs Ltd.	221,133	18,632,667
	Amkor Technology, Inc.	1,102,345	35,583,697
*	AmpliTech Group, Inc.	3,794	13,658
*	Amtech Systems, Inc.	78,288	620,824
*	Appfolio, Inc., Class A	66,631	16,952,925
#*	Applied Optoelectronics, Inc.	125,632	4,467,474
*	Arrow Electronics, Inc.	209,685	23,390,362
*	ASGN, Inc.	195,433	8,747,581
*	AstroNova, Inc.	37,793	343,160
*	Atomera, Inc.	1,256	3,969
#*	Aurora Innovation, Inc.	2,648,947	13,880,482
*	AvePoint, Inc.	562,737	7,917,710
*	Aviat Networks, Inc.	51,165	1,277,078
	Avnet, Inc.	454,132	22,002,695
*	Aware, Inc.	28,531	63,054
*	Axcelis Technologies, Inc.	142,884	11,367,851
*	AXT, Inc.	39,270	312,197
*	Backblaze, Inc., Class A	12,911	133,112
	Badger Meter, Inc.	130,983	23,635,882
	Bel Fuse, Inc. (BELFA US), Class A	10,147	1,387,399
#	Bel Fuse, Inc. (BELFB US), Class B	46,321	7,132,971
	Belden, Inc.	227,715	27,747,073
	Benchmark Electronics, Inc.	158,610	6,950,290
*	Bill Holdings, Inc.	352,282	17,494,324
*	Bit Digital, Inc.	229,718	840,768
*	BK Technologies Corp.	17,076	1,275,748
*	Blackbaud, Inc.	216,483	13,863,571
#*	BlackLine, Inc.	207,611	11,885,730
*	Box, Inc., Class A	691,511	22,190,588
#*	C3.ai, Inc., Class A	369,621	6,497,937
*	Calix, Inc.	180,357	12,340,026
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CCC Intelligent Solutions Holdings, Inc.	2,279,786	$19,879,734
#*	Cerence, Inc.	163,553	1,754,924
*	CEVA, Inc.	105,483	2,870,192
#*	Cipher Mining, Inc.	1,068,091	19,919,897
*	Cirrus Logic, Inc.	228,130	30,261,444
#*	Cleanspark, Inc.	789,101	14,045,998
#	Clear Secure, Inc., Class A	328,293	10,003,088
#*	Clearfield, Inc.	48,145	1,699,519
	Climb Global Solutions, Inc.	20,394	2,265,366
*	Coda Octopus Group, Inc.	2,667	27,337
	Cognex Corp.	510,516	21,130,257
#*	Cohu, Inc.	210,441	5,006,391
*	CommScope Holding Co., Inc.	510,060	8,824,038
*	Commvault Systems, Inc.	178,856	24,900,332
*	Comtech Telecommunications Corp.	7,500	21,300
*	Consensus Cloud Solutions, Inc.	77,296	2,266,319
#*	Core Scientific, Inc.	128,114	2,759,576
*	Corsair Gaming, Inc.	357,454	2,913,250
*	CPI Card Group, Inc.	10,630	166,253
#	Crane NXT Co.	204,457	12,931,905
*	Credo Technology Group Holding Ltd.	187,701	35,216,462
*	Crexendo, Inc.	16,042	103,792
*	CS Disco, Inc.	156,933	991,817
	CSP, Inc.	50,132	668,761
	CTS Corp.	140,018	5,812,147
*	CVD Equipment Corp.	8,212	32,109
*	Daily Journal Corp.	5,541	2,244,327
*	Daktronics, Inc.	219,140	4,117,641
*	Data I/O Corp.	31,665	95,945
*	Diebold Nixdorf, Inc.	66,389	3,926,909
*	Digi International, Inc.	191,295	7,016,701
*	Digital Turbine, Inc.	103,730	647,275
#*	DigitalOcean Holdings, Inc.	349,636	14,216,200
*	Diodes, Inc.	208,280	11,113,821
	Dolby Laboratories, Inc., Class A	172,356	11,430,650
*	Dropbox, Inc., Class A	715,261	20,742,569
*	DXC Technology Co.	876,640	12,448,288
#*	Eastman Kodak Co.	272,112	1,725,190
*	eGain Corp.	106,784	1,539,825

188

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CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Enphase Energy, Inc.	251,911	$7,685,805
#	Entegris, Inc.	32,494	2,975,476
*	EPAM Systems, Inc.	113,275	18,524,993
	ePlus, Inc.	118,361	8,659,291
*	Everspin Technologies, Inc.	93,112	986,987
*	Exodus Movement, Inc., Class A	145	3,551
*	Expensify, Inc., Class A	16,219	26,437
*	Fabrinet	67,580	29,773,721
*	Fastly, Inc., Class A	539,685	4,473,989
*	Five9, Inc.	212,564	5,161,054
*	FormFactor, Inc.	342,769	18,835,157
*	Frequency Electronics, Inc.	43,061	1,581,200
*	Freshworks, Inc., Class A	856,790	9,510,369
*	Globant SA	52,164	3,212,259
*	Grid Dynamics Holdings, Inc.	306,973	2,867,128
*	GSI Technology, Inc.	26,333	239,367
	Hackett Group, Inc.	192,896	3,493,347
*	Harmonic, Inc.	504,628	5,399,520
#*	I3 Verticals, Inc., Class A	97,069	2,984,872
*	Ichor Holdings Ltd.	147,611	3,347,817
*	Identiv, Inc.	5,061	20,244
#*	indie Semiconductor, Inc., Class A	470,906	2,533,474
*	Informatica, Inc., Class A	527,619	13,121,885
	Information Services Group, Inc.	95,813	527,930
#*	Inseego Corp.	24,549	408,495
*	Insight Enterprises, Inc.	142,847	14,284,700
#*	Intapp, Inc.	183,123	7,028,261
#	InterDigital, Inc.	166,317	60,200,101
*	inTEST Corp.	57,279	485,726
*	IPG Photonics Corp.	162,039	13,792,760
*	Itron, Inc.	206,302	20,698,280
*	Jamf Holding Corp.	504,326	6,480,589
*	JFrog Ltd.	333,444	15,831,921
*	Key Tronic Corp.	48,645	173,176
*	Kimball Electronics, Inc.	107,714	3,131,785
*	Knowles Corp.	497,617	11,748,737
	Kulicke & Soffa Industries, Inc.	234,671	9,370,413
*	KVH Industries, Inc.	112,689	672,753
*	Kyndryl Holdings, Inc.	1,022,589	29,573,274
*	Lantronix, Inc.	156,593	772,003
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Lattice Semiconductor Corp.	387,234	$28,252,593
*	LGL Group, Inc.	15,751	95,294
#*	Life360, Inc.	31,351	3,094,657
	Littelfuse, Inc.	81,530	19,837,064
*	LiveRamp Holdings, Inc.	297,589	8,136,083
#*	Lumentum Holdings, Inc.	184,588	37,205,557
*	MACOM Technology Solutions Holdings, Inc.	272,387	40,348,686
*	Magnachip Semiconductor Corp.	109,302	338,836
*	Manhattan Associates, Inc.	16,554	3,013,987
*	MaxLinear, Inc.	342,907	5,195,041
	Methode Electronics, Inc.	149,825	1,008,322
#*	Mirion Technologies, Inc.	804,904	23,640,030
*	Mitek Systems, Inc.	191,802	1,766,496
	MKS, Inc.	184,840	26,563,356
*	M-Tron Industries, Inc.	7,875	434,070
*	N-able, Inc.	462,734	3,623,207
	Napco Security Technologies, Inc.	157,487	6,953,051
#*	Navitas Semiconductor Corp.	265,400	3,572,284
*	nCino, Inc.	372,419	9,936,139
#*	NCR Voyix Corp.	596,964	6,811,359
*	NETGEAR, Inc.	129,326	4,490,199
*	NetScout Systems, Inc.	324,714	9,027,049
	Network-1 Technologies, Inc.	135,577	203,366
*	nLight, Inc.	143,636	4,741,424
*	Novanta, Inc.	159,966	20,317,282
	NVE Corp.	21,366	1,475,322
*	ON24, Inc.	169,807	937,335
	OneSpan, Inc.	165,624	1,888,114
*	Onto Innovation, Inc.	133,538	18,022,288
*	Ooma, Inc.	64,527	724,638
*	Optical Cable Corp.	22,696	178,618
*	OSI Systems, Inc.	77,783	21,659,454
#*	Ouster, Inc.	124,829	4,164,295
*	PAR Technology Corp.	163,132	5,765,085
	PC Connection, Inc.	118,258	7,210,190
*	PDF Solutions, Inc.	174,058	5,070,310
#	Pegasystems, Inc.	517,088	32,912,651

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CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Penguin Solutions, Inc.	233,810	$5,206,949
*	Perfect Corp.	5,682	10,966
*	Photronics, Inc.	268,386	6,414,425
*	Plexus Corp.	140,129	19,604,047
#*	Porch Group, Inc.	160,828	2,420,461
	Power Integrations, Inc.	251,163	10,521,218
*	Powerfleet, Inc. NJ	446,146	2,275,345
*	Progress Software Corp.	194,955	8,312,881
*	Q2 Holdings, Inc.	170,441	10,526,436
*	Qorvo, Inc.	285,338	27,084,283
*	Qualys, Inc.	161,547	19,912,283
*	QuickLogic Corp.	1,400	11,060
*	Rambus, Inc.	444,223	45,683,893
*	Rapid7, Inc.	132,638	2,455,129
	Red Violet, Inc.	36,735	1,970,098
	ReposiTrak, Inc.	823	12,353
*	Research Solutions, Inc.	2,976	9,642
*	RF Industries Ltd.	25,026	195,703
*	Ribbon Communications, Inc.	591,105	1,986,113
	Richardson Electronics Ltd.	55,605	599,422
*	Rimini Street, Inc.	22,660	90,187
*	RingCentral, Inc., Class A	298,551	8,992,356
#*	Riot Platforms, Inc.	773,450	15,298,841
*	Rogers Corp.	82,657	7,235,794
*	Sanmina Corp.	297,290	40,743,594
	Sapiens International Corp. NV	55,542	2,391,083
*	ScanSource, Inc.	116,160	4,983,845
*	SEMrush Holdings, Inc., Class A	263,585	1,913,627
*	Semtech Corp.	110,351	7,488,419
*	SentinelOne, Inc., Class A	863,807	15,418,955
#*††	Silicon Graphics, Inc.	10,199	0
*	Silicon Laboratories, Inc.	90,262	11,831,543
*	Silvaco Group, Inc.	1,839	10,832
#*	SiTime Corp.	61,865	17,918,579
#*	SkyWater Technology, Inc.	85,873	1,501,489
	Skyworks Solutions, Inc.	381,236	29,629,662
*	SolarEdge Technologies, Inc.	16,914	593,512
*	SoundThinking, Inc.	37,913	354,487
*	Sprinklr, Inc., Class A	482,155	3,722,237
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	SPS Commerce, Inc.	147,254	$12,110,169
»	SRAX, Inc.	70,653	7,065
*	Synaptics, Inc.	171,987	12,200,758
*	Synchronoss Technologies, Inc.	23,039	120,840
	TD SYNNEX Corp.	83,024	12,992,426
*	Telos Corp.	182,899	1,254,687
*	Teradata Corp.	359,729	7,500,350
*	TransAct Technologies, Inc.	41,999	197,815
*	Trio-Tech International	12,740	94,021
*	TTM Technologies, Inc.	568,946	38,233,171
*	Turtle Beach Corp.	65,897	1,113,659
*	Twilio, Inc., Class A	25	3,372
*	UiPath, Inc., Class A	1,208,834	19,172,107
*	Ultra Clean Holdings, Inc.	201,452	5,521,799
*	Unisys Corp.	290,829	1,038,260
#*	Unity Software, Inc.	593,562	22,496,000
	Universal Display Corp.	150,680	22,192,150
*	Veeco Instruments, Inc.	255,221	7,337,604
*	Verint Systems, Inc.	230,603	4,676,629
#*	Vertex, Inc., Class A	261,933	5,998,266
*	Viant Technology, Inc., Class A	44,467	394,867
#*	Viasat, Inc.	112,643	4,485,444
*	Viavi Solutions, Inc.	1,006,246	17,810,554
	Vishay Intertechnology, Inc.	558,686	9,486,488
*	Vishay Precision Group, Inc.	54,589	2,044,904
	Vontier Corp.	575,636	22,161,986
*	WidePoint Corp.	18,597	123,670
*	Xperi, Inc.	182,678	1,227,596
*	Yext, Inc.	338,189	2,864,461
#*	Zeta Global Holdings Corp., Class A	369,320	6,644,067
TOTAL INFORMATION TECHNOLOGY			2,052,334,964
MATERIALS — (4.7%)
	AdvanSix, Inc.	113,276	2,105,801
	Albemarle Corp.	296,929	29,167,336
	Alcoa Corp.	820,131	30,172,619
#*	Alpha Metallurgical Resources, Inc.	57,734	10,002,993
#*	American Battery Technology Co.	93,932	481,871

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CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	American Vanguard Corp.	120,734	$539,681
*	Ampco-Pittsburgh Corp.	4,014	8,429
	AptarGroup, Inc.	103,439	11,999,958
	Ardagh Metal Packaging SA	758,722	2,708,638
*	Arq, Inc.	43,732	290,380
*	Ascent Industries Co.	43,974	534,724
	Ashland, Inc.	183,206	8,958,773
*	Aspen Aerogels, Inc.	127,276	1,036,027
	Avient Corp.	407,056	13,054,286
*	Axalta Coating Systems Ltd.	810,821	23,084,074
	Balchem Corp.	146,242	22,432,060
	Cabot Corp.	265,626	17,924,442
	Caledonia Mining Corp. PLC	21,036	591,532
	Celanese Corp.	4,347	167,099
*	Century Aluminum Co.	414,877	12,288,657
	Chemours Co.	411,968	5,516,252
*	Clearwater Paper Corp.	88,038	1,553,871
*	Cleveland-Cliffs, Inc.	1,315,023	16,345,736
*	Coeur Mining, Inc.	1,749,691	30,042,194
	Commercial Metals Co.	507,959	30,152,446
*	Compass Minerals International, Inc.	159,800	2,770,932
*	Core Molding Technologies, Inc.	41,022	734,704
	Crown Holdings, Inc.	77,910	7,571,294
*	Dakota Gold Corp.	237,766	970,085
	Eagle Materials, Inc.	109,874	23,328,448
	Eastman Chemical Co.	304,102	18,100,151
*	Ecovyst, Inc.	498,528	4,082,944
	Element Solutions, Inc.	1,410,553	37,689,976
	Ferroglobe PLC	408,602	1,981,720
	Flexible Solutions International, Inc.	2,757	24,978
*	Flotek Industries, Inc.	88,233	1,527,313
#	FMC Corp.	388,813	5,898,293
	Fortitude Gold Corp.	179,751	771,132
	Friedman Industries, Inc.	62,791	1,333,681
#	Graphic Packaging Holding Co.	952,317	15,227,549
	Greif, Inc. (GEF US), Class A	149,487	8,504,315
	Greif, Inc. (GEF/B US), Class B	23,507	1,385,738
		Shares	Value†
MATERIALS — (Continued)
	Hawkins, Inc.	97,378	$13,813,069
	HB Fuller Co.	240,782	13,813,663
	Hecla Mining Co.	2,720,675	35,015,087
	Huntsman Corp.	391,645	3,242,821
*	Idaho Strategic Resources, Inc.	9,533	315,161
*	Ingevity Corp.	147,599	7,929,018
	Innospec, Inc.	109,683	8,070,475
*	Intrepid Potash, Inc.	58,815	1,566,243
#*	Ivanhoe Electric, Inc.	114,134	1,688,042
	Kaiser Aluminum Corp.	71,987	6,516,983
#*	Knife River Corp.	227,309	13,743,102
	Koppers Holdings, Inc.	87,080	2,457,398
	Kronos Worldwide, Inc.	231,648	1,139,708
#*	Lifezone Metals Ltd.	32,541	161,729
	Louisiana-Pacific Corp.	309,471	26,958,019
*	LSB Industries, Inc.	317,727	2,678,439
*	Magnera Corp.	6,392	58,103
	Materion Corp.	96,495	11,061,222
	Mativ Holdings, Inc.	178,195	1,903,123
#*	McEwen, Inc.	185,565	3,401,406
	Mercer International, Inc.	140,716	295,504
*	Metallus, Inc.	237,776	4,182,480
	Minerals Technologies, Inc.	141,586	8,035,006
	Mosaic Co.	823,111	22,594,397
#*	MP Materials Corp.	427,179	26,950,723
	Myers Industries, Inc.	165,232	2,863,471
	NewMarket Corp.	31,371	24,089,791
	Nexa Resources SA	29,579	171,854
	Northern Technologies International Corp.	41,625	309,274
*	O-I Glass, Inc.	662,086	7,474,951
	Olin Corp.	295,370	6,114,159
	Olympic Steel, Inc.	65,125	2,409,625
	Orion SA	238,978	1,266,583
*	Perimeter Solutions, Inc.	326,616	7,678,742
#	Quaker Chemical Corp.	67,597	9,388,547
#*	Ramaco Resources, Inc. (METC US), Class A	175,858	5,339,049
#	Ramaco Resources, Inc. (METCB US), Class B	6,497	95,376
*	Ranpak Holdings Corp.	258,982	1,372,605

191

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CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Rayonier Advanced Materials, Inc.	268,912	$1,868,938
††	Resolute Forest Products, Inc.	595,780	158,656
#	Royal Gold, Inc.	128,226	22,412,623
	Ryerson Holding Corp.	168,443	3,715,853
#	Scotts Miracle-Gro Co.	140,109	7,498,634
	Sealed Air Corp.	475,398	15,930,587
	Sensient Technologies Corp.	188,820	17,803,838
#	Silgan Holdings, Inc.	543,152	20,976,530
*	Smith-Midland Corp.	12,173	443,828
	Sonoco Products Co.	332,409	13,485,833
	Stepan Co.	105,330	4,566,056
	SunCoke Energy, Inc.	379,762	3,041,894
	Sylvamo Corp.	170,285	6,913,571
*	Tredegar Corp.	136,928	946,172
	TriMas Corp.	181,385	6,444,609
	Trinseo PLC	31,598	46,133
	Tronox Holdings PLC	440,128	1,540,448
	U.S. Lime & Minerals, Inc.	132,855	15,573,263
	Warrior Met Coal, Inc.	176,179	11,951,983
	Westlake Corp.	29,210	2,009,940
	Worthington Steel, Inc.	226,400	7,242,536
TOTAL MATERIALS			853,800,005
REAL ESTATE — (0.6%)
*	Alset, Inc.	8,527	25,155
*	AMREP Corp.	13,228	284,137
*	Anywhere Real Estate, Inc.	433,235	4,354,012
*	CKX Lands, Inc.	5,107	55,539
*	Compass, Inc., Class A	1,566,597	12,078,463
*	Comstock Holding Cos., Inc.	27,749	370,727
*	Cushman & Wakefield PLC	903,251	14,181,041
*	Douglas Elliman, Inc.	206,329	509,633
#	eXp World Holdings, Inc.	317,240	3,248,537
*	Five Point Holdings LLC, Class A	74,239	434,298
*	Forestar Group, Inc.	209,963	5,461,138
*	FRP Holdings, Inc.	161,708	3,832,479
*	Howard Hughes Holdings, Inc.	198,433	15,731,768
*	Jones Lang LaSalle, Inc.	7,256	2,213,733
		Shares	Value†
REAL ESTATE — (Continued)
*»	JW Mays, Inc.	200	$7,872
	Kennedy-Wilson Holdings, Inc.	408,460	3,087,957
	Marcus & Millichap, Inc.	173,912	5,079,969
*	Maui Land & Pineapple Co., Inc.	87,425	1,398,800
	Newmark Group, Inc., Class A	629,902	11,231,153
*	Offerpad Solutions, Inc.	42,118	98,556
*	RE/MAX Holdings, Inc., Class A	78,903	625,701
	RMR Group, Inc., Class A	66,471	1,028,306
*	Seaport Entertainment Group, Inc.	49,694	1,196,134
	St. Joe Co.	259,783	14,750,479
*	Star Holdings	6,852	50,157
*	Stratus Properties, Inc.	34,606	650,247
*	Tejon Ranch Co.	113,807	1,800,427
TOTAL REAL ESTATE			103,786,418
UTILITIES — (2.9%)
	AES Corp.	1,872,210	25,967,553
	ALLETE, Inc.	284,979	19,187,636
	American States Water Co.	171,522	12,231,234
	Artesian Resources Corp., Class A	62,907	2,027,493
	Avista Corp.	364,578	13,872,193
	Black Hills Corp.	285,848	18,131,339
	California Water Service Group	263,158	11,678,952
	Chesapeake Utilities Corp.	103,444	13,166,352
#	Clearway Energy, Inc. (CWEN US), Class C	324,044	10,346,725
	Clearway Energy, Inc. (CWENA US), Class A	131,562	3,945,544
#	Consolidated Water Co. Ltd.	76,774	2,611,084
	Essential Utilities, Inc.	443,694	17,317,377
	Genie Energy Ltd., Class B	164,390	2,474,070
	Global Water Resources, Inc.	36,122	358,330
	H2O America	150,174	6,945,548
*	Hallador Energy Co.	171,677	3,713,374

192

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CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#*	Hawaiian Electric Industries, Inc.	468,730	$5,446,643
#	IDACORP, Inc.	177,691	22,925,693
	MDU Resources Group, Inc.	732,183	14,043,270
#	MGE Energy, Inc.	174,495	14,460,401
	Middlesex Water Co.	79,577	4,573,290
#*	Montauk Renewables, Inc.	191,163	388,061
	National Fuel Gas Co.	296,945	23,431,930
	New Jersey Resources Corp.	447,850	19,839,755
	Northwest Natural Holding Co.	161,736	7,363,840
	Northwestern Energy Group, Inc.	277,717	16,571,373
	OGE Energy Corp.	632,808	27,932,145
	ONE Gas, Inc.	246,971	19,804,604
	Ormat Technologies, Inc.	263,882	28,069,128
#	Otter Tail Corp.	225,432	17,407,859
	Pinnacle West Capital Corp.	284,445	25,179,071
	Portland General Electric Co.	432,668	19,764,274
*	Pure Cycle Corp.	102,327	1,126,620
	RGC Resources, Inc.	32,127	665,350
	Southwest Gas Holdings, Inc.	282,441	22,454,059
	Spire, Inc.	262,276	22,660,646
	TXNM Energy, Inc.	416,521	23,658,393
	UGI Corp.	658,649	22,018,636
	Unitil Corp.	94,771	4,620,086
#	York Water Co.	98,765	3,068,629
TOTAL UTILITIES			531,448,560
TOTAL COMMON STOCKS			16,559,065,773
		Shares	Value†
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
*	TurnOnGreen, Inc. Warrants 07/14/2028	90,960	$1,264
INFORMATION TECHNOLOGY — (0.0%)
*	M-Tron Industries, Inc. Warrants 03/11/2028	7,875	11,813
TOTAL RIGHTS/WARRANTS			13,077
TOTAL INVESTMENT SECURITIES (Cost $10,718,166,648)			16,559,078,850

TEMPORARY CASH INVESTMENTS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	175,032,379	175,032,379
SECURITIES LENDING COLLATERAL — (8.1%)
@§	The DFA Short Term Investment Fund	127,938,369	1,479,863,111
TOTAL INVESTMENTS — (100.0%)
(Cost $12,373,054,131)			$18,213,974,340
As of October 31, 2025, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	492	12/19/25	$164,645,187	$169,100,401	$4,455,214
Total Futures Contracts			$164,645,187	$169,100,401	$4,455,214

193

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CONTINUED
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$446,041,587	$32,412	—	$446,073,999
Consumer Discretionary	2,297,422,893	—	—	2,297,422,893
Consumer Staples	647,353,833	307,280	—	647,661,113
Energy	803,865,450	—	—	803,865,450
Financials	3,334,101,316	122,015	—	3,334,223,331
Health Care	1,776,031,772	—	$1,046,349	1,777,078,121
Industrials	3,711,370,205	—	714	3,711,370,919
Information Technology	2,052,327,899	7,065	—	2,052,334,964
Materials	853,641,349	—	158,656	853,800,005
Real Estate	103,778,546	7,872	—	103,786,418
Utilities	531,448,560	—	—	531,448,560
Rights/Warrants
Industrials	—	1,264	—	1,264
Information Technology	—	11,813	—	11,813
Temporary Cash Investments	175,032,379	—	—	175,032,379
Securities Lending Collateral	—	1,479,863,111	—	1,479,863,111
Total Investments in Securities	$16,732,415,789	$1,480,352,832	$1,205,719˂˃	$18,213,974,340
Financial Instruments
Assets
Futures Contracts**	4,455,214	—	—	4,455,214
Total Financial Instruments	$4,455,214	—	—	$4,455,214
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
194

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (91.4%)
COMMUNICATION SERVICES — (3.2%)
*	Advantage Solutions, Inc.	303,962	$389,071
*	Altice USA, Inc., Class A	699,935	1,560,855
*	AMC Networks, Inc., Class A	85,449	647,703
*	Angi, Inc.	114,679	1,521,790
*	Anterix, Inc.	58,754	1,188,006
	Array Digital Infrastructure, Inc.	54,274	2,665,939
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	60,407	2,605,958
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	159,008	6,474,806
	ATN International, Inc.	54,961	798,583
*	Bandwidth, Inc., Class A	101,504	1,639,290
*	Boston Omaha Corp., Class A	91,967	1,169,820
*	Bumble, Inc., Class A	328,786	1,824,762
*	BuzzFeed, Inc.	23,783	38,766
	Cable One, Inc.	17,851	2,651,766
*	Cargurus, Inc.	322,909	11,340,564
*	Cars.com, Inc.	177,540	1,906,780
	Cinemark Holdings, Inc.	481,703	13,010,798
*	Cineverse Corp.	7,098	21,649
	CuriosityStream, Inc.	4,062	17,629
*	DHI Group, Inc.	91,327	177,174
*	DoubleVerify Holdings, Inc.	349,160	3,973,441
	Entravision Communications Corp., Class A	725,530	1,501,847
*	Eventbrite, Inc., Class A	181,781	419,914
*	EverQuote, Inc., Class A	68,108	1,467,046
*	EW Scripps Co., Class A	243,231	591,051
*	fuboTV, Inc.	583,002	2,203,748
*	Gaia, Inc.	50,148	250,239
*	Gambling.com Group Ltd.	102,194	728,643
*	Gannett Co., Inc.	504,015	2,671,280
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	GCI Liberty, Inc. (GLBKV US), Class C	3,201	$117,237
*	GCI Liberty, Inc. (GLIBA US), Class A	335	12,251
*	Globalstar, Inc.	104,703	5,696,890
*	Gogo, Inc.	299,852	2,728,653
	Gray Media, Inc.	315,825	1,443,320
	Gray Media, Inc., Class A	3,666	33,984
	IDT Corp., Class B	156,461	7,926,314
*	iHeartMedia, Inc., Class A	14,282	42,418
*	IMAX Corp.	213,810	6,946,687
*	Integral Ad Science Holding Corp.	322,770	3,295,482
	Iridium Communications, Inc.	224,814	4,305,188
	John Wiley & Sons, Inc. (WLY US), Class A	132,603	4,889,073
*	Liberty Global Ltd. (LBTYA US), Class A	317,300	3,490,300
*	Liberty Global Ltd. (LBTYK US), Class C	263,708	2,940,344
*	Liberty Latin America Ltd. (LILA US), Class A	126,483	986,567
*	Liberty Latin America Ltd. (LILAK US), Class C	665,774	5,266,272
*	Lionsgate Studios Corp.	67,497	434,006
*	Lumen Technologies, Inc.	1,230,099	12,645,418
*»	Machten, Inc.	97	535
*	Madison Square Garden Entertainment Corp.	127,715	5,639,894
*	Madison Square Garden Sports Corp.	15,424	3,306,751
*	Magnite, Inc.	365,060	6,527,273
	Marcus Corp.	92,767	1,335,845
*	MediaAlpha, Inc., Class A	36,073	459,931

195

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	National CineMedia, Inc.	78,955	$348,981
	Nexstar Media Group, Inc.	22,747	4,452,270
*	PubMatic, Inc., Class A	119,256	996,980
*	QuinStreet, Inc.	207,270	3,065,523
*	Reading International, Inc. (RDI US), Class A	32,524	45,208
*»	Reading International, Inc. (RDIB US), Class B	11,620	138,975
*	Reservoir Media, Inc.	66,709	506,988
	Saga Communications, Inc., Class A	22,689	277,940
	Scholastic Corp.	65,477	1,877,226
	Shenandoah Telecommunications Co.	196,782	2,424,354
	Shutterstock, Inc.	133,369	3,338,226
	Sinclair, Inc.	139,528	1,905,953
*	Sphere Entertainment Co.	107,319	7,349,205
	Spok Holdings, Inc.	73,810	1,054,745
*	Stagwell, Inc.	370,504	1,759,894
*	Starz Entertainment Corp.	4,499	47,285
*	Teads Holding Co.	3,638	5,384
*	TechTarget, Inc.	180,160	989,078
	TEGNA, Inc.	662,007	13,021,678
	Telephone & Data Systems, Inc.	323,776	12,568,984
*	Thryv Holdings, Inc.	93,494	720,839
	Townsquare Media, Inc., Class A	14,233	89,383
*	Travelzoo	42,530	358,103
*	TripAdvisor, Inc.	445,802	7,159,580
*	TrueCar, Inc.	427,219	939,882
*	Uniti Group, Inc.	127,400	733,824
*	Urban One, Inc. (UONEK US)	47,883	29,209
*	Vivid Seats, Inc., Class A	1,043	12,944
*	WideOpenWest, Inc.	26,083	133,806
*	Yelp, Inc.	130,496	4,303,758
	Zedge, Inc., Class B	24,863	62,655
*	Ziff Davis, Inc.	125,764	4,263,400
*	ZoomInfo Technologies, Inc.	499,676	5,606,365
TOTAL COMMUNICATION SERVICES			226,518,176
		Shares	Value†
CONSUMER DISCRETIONARY — (11.9%)
*	1-800-Flowers.com, Inc., Class A	126,606	$455,782
*	1stdibs.com, Inc.	15,412	55,483
*	Abercrombie & Fitch Co., Class A	118,570	8,602,253
	Academy Sports & Outdoors, Inc.	198,928	9,526,662
*	Accel Entertainment, Inc.	225,559	2,298,446
	Acushnet Holdings Corp.	173,998	13,455,265
*	Adient PLC	238,622	5,533,644
*	Adtalem Global Education, Inc.	264,753	25,951,089
	Advance Auto Parts, Inc.	209,071	9,853,516
*	Allbirds, Inc., Class A	3,641	32,769
	A-Mark Precious Metals, Inc.	88,339	2,348,051
	AMCON Distributing Co.	5,890	675,554
*	American Axle & Manufacturing Holdings, Inc.	314,244	1,948,313
	American Eagle Outfitters, Inc.	384,100	6,418,311
*	American Outdoor Brands, Inc.	51,578	354,341
*	American Public Education, Inc.	68,159	2,282,645
*	America's Car-Mart, Inc.	29,674	659,950
*	Arhaus, Inc.	94,926	951,159
*	Ark Restaurants Corp.	33,977	248,372
	Arko Corp.	166,089	731,622
*	Asbury Automotive Group, Inc.	35,385	8,301,321
*	Bally's Corp.	7,282	132,605
*	Barnes & Noble Education, Inc.	8,555	78,107
	Bassett Furniture Industries, Inc.	77,182	1,138,434
	Bath & Body Works, Inc.	158,317	3,875,600
*	Beazer Homes USA, Inc.	81,581	1,827,414
*	Bed Bath & Beyond, Inc.	62,270	480,102
*	Biglari Holdings, Inc. (BH US), Class B	7,406	2,675,862
*	Biglari Holdings, Inc. (BH/A US), Class A	621	1,088,762

196

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	BJ's Restaurants, Inc.	98,449	$3,343,328
	Bloomin' Brands, Inc.	271,783	1,856,278
*	Boot Barn Holdings, Inc.	45,123	8,557,577
*	Brinker International, Inc.	75,399	8,192,855
	Brunswick Corp.	114,657	7,579,974
	Buckle, Inc.	198,584	10,882,403
	Build-A-Bear Workshop, Inc.	48,628	2,636,610
	Caleres, Inc.	166,991	1,843,581
	Camping World Holdings, Inc., Class A	185,169	2,436,824
	Canterbury Park Holding Corp.	10,905	172,844
*	Capri Holdings Ltd.	234,084	4,857,243
	Carriage Services, Inc.	139,963	6,256,346
	Carter's, Inc.	115,166	3,616,212
	Cato Corp., Class A	90,332	347,778
*	Cavco Industries, Inc.	29,042	15,386,452
	Century Communities, Inc.	144,153	8,562,688
*	Champion Homes, Inc.	99,824	6,810,992
	Cheesecake Factory, Inc.	141,078	7,025,684
*	Citi Trends, Inc.	66,181	2,370,603
	Clarus Corp.	6,400	21,376
	Columbia Sportswear Co.	97,794	4,853,516
*	Contextlogic Holdings, Inc.	3,565	26,844
*	Cooper-Standard Holdings, Inc.	66,302	2,003,646
*	Coursera, Inc.	371,047	3,124,216
	Cracker Barrel Old Country Store, Inc.	66,597	2,244,319
	Cricut, Inc., Class A	60,791	322,800
*	Crocs, Inc.	94,633	7,730,570
	Crown Crafts, Inc.	12,250	35,280
*	Culp, Inc.	149,674	601,689
	Dana, Inc.	511,292	10,379,228
*	Dave & Buster's Entertainment, Inc.	59,484	873,820
*	Denny's Corp.	126,638	495,155
	Designer Brands, Inc., Class A	109,514	404,107
*	Destination XL Group, Inc.	110,722	110,633
	Dick's Sporting Goods, Inc.	26,087	5,776,966
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Dine Brands Global, Inc.	48,617	$1,201,812
*	Dorman Products, Inc.	106,859	14,332,998
*	Dream Finders Homes, Inc., Class A	62,543	1,238,351
*	Driven Brands Holdings, Inc.	118,187	1,695,983
*	Duluth Holdings, Inc., Class B	20,013	55,036
*	Educational Development Corp.	3,317	5,175
*	El Pollo Loco Holdings, Inc.	159,414	1,629,211
	Escalade, Inc.	61,443	707,209
	Ethan Allen Interiors, Inc.	211,034	5,100,692
*	European Wax Center, Inc., Class A	93,666	365,297
*	Figs, Inc., Class A	521,601	3,891,143
*	First Watch Restaurant Group, Inc.	149,074	2,458,230
	Flanigan's Enterprises, Inc.	21,539	681,720
	Flexsteel Industries, Inc.	21,164	723,597
*	Fox Factory Holding Corp.	75,433	1,667,824
*	Frontdoor, Inc.	132,822	8,823,365
*	Full House Resorts, Inc.	29,198	71,535
*	Funko, Inc., Class A	161,246	503,088
	Garrett Motion, Inc.	534,959	9,062,205
*	Genesco, Inc.	32,229	934,963
	Gentex Corp.	193,652	4,541,139
*	Gentherm, Inc.	109,400	4,025,920
*	G-III Apparel Group Ltd.	295,525	7,934,846
*	Global Business Travel Group I	280,463	2,204,439
	Golden Entertainment, Inc.	7,760	156,752
*	Goodyear Tire & Rubber Co.	789,502	5,439,669
	Graham Holdings Co., Class B	12,505	12,656,686
*	Grand Canyon Education, Inc.	43,701	8,228,898
*	Green Brick Partners, Inc.	161,749	10,471,630

197

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Groupon, Inc.	73,715	$1,483,883
*	GrowGeneration Corp.	33,547	50,991
	Guess?, Inc.	317,970	5,399,131
	Hamilton Beach Brands Holding Co., Class A	47,004	661,346
*	Hanesbrands, Inc.	913,064	6,035,353
	Harley-Davidson, Inc.	309,113	8,339,869
	Haverty Furniture Cos., Inc. (HVT US)	95,559	2,084,142
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	18,389	411,730
*	Helen of Troy Ltd.	59,541	1,109,249
*	Hilton Grand Vacations, Inc.	179,691	7,448,192
*	Holley, Inc.	52,405	150,402
	Hooker Furnishings Corp.	34,101	309,637
*	Hovnanian Enterprises, Inc., Class A	18,395	2,211,631
*	Inspired Entertainment, Inc.	29,576	223,299
	J Jill, Inc.	44,198	666,064
	JAKKS Pacific, Inc.	24,384	414,528
	Jerash Holdings U.S., Inc.	7,541	25,564
	Johnson Outdoors, Inc., Class A	63,311	2,578,657
	Kohl's Corp.	354,178	5,762,476
	Kontoor Brands, Inc.	205,389	16,620,078
*	Koss Corp.	4,843	23,392
	Krispy Kreme, Inc.	302,670	1,086,585
*	Kura Sushi USA, Inc., Class A	30,634	1,743,994
	Lakeland Industries, Inc.	35,035	576,676
*	Lands' End, Inc.	116,131	1,827,902
*	Latham Group, Inc.	96,771	701,590
*	Laureate Education, Inc.	774,687	22,489,164
*††	Lazare Kaplan International, Inc.	81,643	0
	La-Z-Boy, Inc.	165,186	5,236,396
	LCI Industries	69,682	7,211,390
	Lear Corp.	46,307	4,846,028
#*††	Lear Corp.	498,411	0
*	Legacy Housing Corp.	47,186	1,059,562
	Leggett & Platt, Inc.	303,117	2,831,113
*	LGI Homes, Inc.	71,423	2,914,773
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lifetime Brands, Inc.	70,700	$239,673
*	Lincoln Educational Services Corp.	92,730	1,800,817
*	Lindblad Expeditions Holdings, Inc.	48,865	589,312
*	Live Ventures, Inc.	6,057	82,920
*	Lovesac Co.	35,913	498,113
*	M/I Homes, Inc.	96,801	12,118,517
	Macy's, Inc.	728,698	14,202,324
*	Malibu Boats, Inc., Class A	68,985	1,922,612
	Marine Products Corp.	149,233	1,261,019
*	MarineMax, Inc.	81,932	2,029,456
	Marriott Vacations Worldwide Corp.	106,162	7,004,569
*	MasterCraft Boat Holdings, Inc.	46,986	942,539
	Matthews International Corp., Class A	71,934	1,684,694
*	Mister Car Wash, Inc.	441,705	2,469,131
	Monarch Casino & Resort, Inc.	27,353	2,463,685
	Monro, Inc.	81,098	1,188,086
*	Motorcar Parts of America, Inc.	76,249	1,300,808
	Movado Group, Inc.	58,101	1,058,019
	Nathan's Famous, Inc.	35,511	3,758,129
*	National Vision Holdings, Inc.	287,861	7,412,421
	Newell Brands, Inc.	1,324,827	4,504,412
»	Nobility Homes, Inc.	2,100	63,420
*	ODP Corp.	191,974	5,352,235
	OneSpaWorld Holdings Ltd.	368,123	8,566,222
*	OneWater Marine, Inc., Class A	46,404	720,654
*	Outdoor Holding Co.	20,080	32,128
	Oxford Industries, Inc.	54,773	2,018,385
	Papa John's International, Inc.	100,245	5,093,448
	Patrick Industries, Inc.	123,089	12,846,799
*	Penn Entertainment, Inc.	52,898	870,701
	Perdoceo Education Corp.	410,255	13,029,699
*	Petco Health & Wellness Co., Inc.	489,273	1,555,888
*	PetMed Express, Inc.	8,499	21,842
	Phinia, Inc.	93,811	4,869,729
	Polaris, Inc.	97,408	6,438,669

198

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Portillo's, Inc., Class A	189,677	$1,014,772
*	Pursuit Attractions & Hospitality, Inc.	50,350	1,786,418
	PVH Corp.	100,979	7,909,685
*	QuantumScape Corp.	190,952	3,521,155
*	Rave Restaurant Group, Inc.	23,757	60,818
	RCI Hospitality Holdings, Inc.	31,259	778,662
*	Red Robin Gourmet Burgers, Inc.	2,074	10,494
*	Revolve Group, Inc.	120,739	2,670,747
*	RH	37,899	6,537,199
	Rocky Brands, Inc.	33,594	947,015
*	Rush Street Interactive, Inc.	148,350	2,516,016
*	Sabre Corp.	675,772	1,381,954
*	Sally Beauty Holdings, Inc.	307,138	4,640,855
*	Savers Value Village, Inc.	84,707	780,151
*	Shake Shack, Inc., Class A	62,894	6,069,900
	Shoe Carnival, Inc.	99,083	1,816,191
	Signet Jewelers Ltd.	151,527	14,978,444
*	Sleep Number Corp.	35,688	196,284
	Smith & Wesson Brands, Inc.	158,946	1,523,497
*	Soho House & Co., Inc.	23,519	209,319
	Sonic Automotive, Inc., Class A	111,309	7,071,461
*	Sonos, Inc.	368,755	6,331,523
*	Sportsman's Warehouse Holdings, Inc.	17,747	43,835
	Standard Motor Products, Inc.	110,392	4,098,855
	Steven Madden Ltd.	193,779	6,571,046
*	Stitch Fix, Inc., Class A	328,346	1,375,770
*	Stoneridge, Inc.	188,193	1,281,594
	Strategic Education, Inc.	92,195	7,004,976
*	Strattec Security Corp.	14,913	915,062
	Sturm Ruger & Co., Inc.	23,260	986,457
	Superior Group of Cos., Inc.	73,534	686,808
*	Sweetgreen, Inc., Class A	220,857	1,389,191
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Target Hospitality Corp.	114,036	$876,937
	Thor Industries, Inc.	95,589	9,974,712
*	Tile Shop Holdings, Inc.	133,267	834,251
*	Tilly's, Inc., Class A	78,303	119,804
*	Topgolf Callaway Brands Corp.	443,896	4,177,061
	Travel & Leisure Co.	262,595	16,485,714
*	Tri Pointe Homes, Inc.	528,036	16,817,947
*	Udemy, Inc.	18,845	107,322
*	Under Armour, Inc. (UA US), Class C	593,097	2,633,351
*	Under Armour, Inc. (UAA US), Class A	526,459	2,426,976
*	Unifi, Inc.	56,640	252,614
*	United Parks & Resorts, Inc.	145,146	7,025,066
*	Universal Electronics, Inc.	38,422	149,462
*	Universal Technical Institute, Inc.	196,423	5,837,692
	Upbound Group, Inc.	220,634	4,275,887
	Vail Resorts, Inc.	5,329	790,451
*	Valvoline, Inc.	274,745	9,069,332
*	Vera Bradley, Inc.	82,160	193,076
	VF Corp.	156,271	2,194,045
*	Victoria's Secret & Co.	242,096	8,533,884
	Visteon Corp.	65,123	6,978,581
*	Warby Parker, Inc., Class A	268,895	5,267,653
	Wendy's Co.	491,932	4,201,099
	Weyco Group, Inc.	55,992	1,605,291
	Whirlpool Corp.	87,052	6,235,535
	Winmark Corp.	23,393	9,431,356
	Winnebago Industries, Inc.	78,845	2,973,245
	Wolverine World Wide, Inc.	85,784	1,947,297
*	XPEL, Inc.	55,579	1,895,244
*	YETI Holdings, Inc.	247,680	8,418,643
*	Zumiez, Inc.	59,476	1,287,655
TOTAL CONSUMER DISCRETIONARY			849,200,483
CONSUMER STAPLES — (3.2%)
	Alico, Inc.	54,009	1,901,657
	Andersons, Inc.	122,629	5,678,949
	B&G Foods, Inc.	238,627	954,508
*	BellRing Brands, Inc.	132,280	3,985,596
*	Boston Beer Co., Inc. , Class A	25,076	5,190,481

199

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Bridgford Foods Corp.	72,953	$581,435
	Calavo Growers, Inc.	63,997	1,421,373
	Cal-Maine Foods, Inc.	74,170	6,512,126
*	Central Garden & Pet Co. (CENT US)	44,514	1,365,244
*	Central Garden & Pet Co. (CENTA US), Class A	266,190	7,402,744
*	Chefs' Warehouse, Inc.	149,808	8,838,672
*	Coty, Inc., Class A	1,349,825	5,358,805
*	Darling Ingredients, Inc.	164,986	5,287,801
	Dole PLC	95,363	1,214,925
	Edgewell Personal Care Co.	162,298	3,146,958
	Energizer Holdings, Inc.	159,495	3,705,069
*	FitLife Brands, Inc.	1,711	32,714
	Flowers Foods, Inc.	511,223	6,098,890
*	Forafric Global PLC	5,000	46,700
	Fresh Del Monte Produce, Inc.	177,968	6,291,169
*	Freshpet, Inc.	72,802	3,582,586
*	Grocery Outlet Holding Corp.	240,093	3,267,666
*	Hain Celestial Group, Inc.	60,542	70,229
*	Herbalife Ltd.	224,279	1,794,232
*	Honest Co., Inc.	323,310	1,102,487
	Ingles Markets, Inc., Class A	55,221	3,815,771
	Interparfums, Inc.	80,241	7,153,485
	J&J Snack Foods Corp.	52,850	4,473,752
	John B Sanfilippo & Son, Inc.	32,425	2,035,642
	Lifevantage Corp.	42,829	350,770
*	Lifeway Foods, Inc.	38,849	931,988
	Limoneira Co.	54,654	772,261
*	Mama's Creations, Inc.	102,941	1,090,145
	Marzetti Co.	28,413	4,454,874
*	Medifast, Inc.	36,581	439,704
	MGP Ingredients, Inc.	61,278	1,482,928
*	Mission Produce, Inc.	203,749	2,347,188
*	National Beverage Corp.	108,205	3,708,185
*	Natural Alternatives International, Inc.	67,137	187,312
	Natural Grocers by Vitamin Cottage, Inc.	93,669	3,005,838
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Nature's Sunshine Products, Inc.	133,131	$1,794,606
	Nu Skin Enterprises, Inc., Class A	77,588	831,743
	Oil-Dri Corp. of America	108,175	5,991,813
*	Olaplex Holdings, Inc.	30,855	32,089
	PriceSmart, Inc.	117,343	13,487,404
	Reynolds Consumer Products, Inc.	197,429	4,825,165
*	Rocky Mountain Chocolate Factory, Inc.	58,722	101,002
	Seaboard Corp.	1,615	5,442,518
*	Seneca Foods Corp. (SENEA US), Class A	40,165	4,331,193
*»	Seneca Foods Corp. (SENEB US), Class B	11,120	1,222,088
*	Simply Good Foods Co.	247,398	4,841,579
	Spectrum Brands Holdings, Inc.	10,611	571,721
	Tootsie Roll Industries, Inc.	158,599	5,596,959
*	TreeHouse Foods, Inc.	127,838	2,326,652
	Turning Point Brands, Inc.	88,044	7,915,156
*	United Natural Foods, Inc.	180,305	6,788,483
	United-Guardian, Inc.	32,274	231,405
	Universal Corp.	106,477	5,396,254
*	USANA Health Sciences, Inc.	47,159	997,413
	Utz Brands, Inc.	182,382	1,920,482
	Village Super Market, Inc., Class A	60,778	1,906,606
*	Vita Coco Co., Inc.	128,748	5,301,843
*	Vital Farms, Inc.	168,689	5,541,434
	WD-40 Co.	47,334	9,196,050
	Weis Markets, Inc.	189,601	12,009,327
*	Willamette Valley Vineyards, Inc.	3,868	12,378
*	Zevia PBC, Class A	98,497	232,453
TOTAL CONSUMER STAPLES			229,928,675
ENERGY — (5.2%)
*	Amplify Energy Corp.	127,913	580,725
	Archrock, Inc.	672,069	16,983,184

200

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CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Ardmore Shipping Corp.	149,589	$1,883,326
	Atlas Energy Solutions, Inc.	67,691	838,015
	Berry Corp.	207,701	699,952
	Borr Drilling Ltd.	20,562	63,742
*	Bristow Group, Inc.	103,286	4,203,740
	Cactus, Inc., Class A	129,805	5,733,487
	California Resources Corp.	167,400	7,896,258
*	Centrus Energy Corp., Class A	64,228	23,601,221
	Chord Energy Corp. (CHRD US)	1,016	92,172
	Civitas Resources, Inc.	127,593	3,678,506
*	Clean Energy Fuels Corp.	538,968	1,541,448
*	CNX Resources Corp.	310,935	10,466,072
*	Comstock Resources, Inc.	3,013	56,494
*	Comstock, Inc.	8,699	26,967
	Core Laboratories, Inc.	101,432	1,616,826
	Core Natural Resources, Inc.	98,511	7,782,369
	Crescent Energy Co., Class A	614,874	5,183,388
*	CVR Energy, Inc.	318,123	11,321,998
	DHT Holdings, Inc.	609,411	8,092,978
*	DMC Global, Inc.	57,802	465,884
	Dorian LPG Ltd.	152,873	4,410,386
*	Encore Energy Corp.	90,770	280,479
	Energy Services of America Corp.	48,914	536,097
	Epsilon Energy Ltd.	42,044	201,811
	Evolution Petroleum Corp.	95,582	418,649
	Excelerate Energy, Inc., Class A	74,396	1,927,600
*	Expro Group Holdings NV	335,644	4,558,046
*	Forum Energy Technologies, Inc.	25,820	691,460
	FutureFuel Corp.	98,304	386,335
*	Geospace Technologies Corp.	106,860	2,707,832
	Granite Ridge Resources, Inc.	76,474	403,783
*	Green Plains, Inc.	178,169	1,831,577
*	Gulf Island Fabrication, Inc.	64,942	507,197
*	Gulfport Energy Corp.	67,786	12,608,874
		Shares	Value†
ENERGY — (Continued)
*	Helix Energy Solutions Group, Inc.	609,400	$4,095,168
	Helmerich & Payne, Inc.	233,292	6,126,248
*	Innovex International, Inc.	217,417	4,363,559
	International Seaways, Inc.	181,677	9,307,313
	Kodiak Gas Services, Inc.	206,963	7,632,795
*	Kosmos Energy Ltd.	305,235	479,219
	Liberty Energy, Inc.	327,845	5,937,273
	Magnolia Oil & Gas Corp., Class A	364,653	8,190,106
*	Mammoth Energy Services, Inc.	113,681	231,909
	Matador Resources Co.	16,240	640,830
	Mexco Energy Corp.	1,906	17,535
*	MIND Technology, Inc.	4,943	54,422
	Murphy Oil Corp.	316,347	8,952,620
*	Nabors Industries Ltd.	29,290	1,421,151
	NACCO Industries, Inc., Class A	39,573	1,673,146
*	National Energy Services Reunited Corp.	5,270	66,507
	Natural Gas Services Group, Inc.	75,130	2,091,619
#*††	Next Bridge Hydrocarbons, Inc.	18,077	0
	Noble Corp. PLC	267,750	7,858,463
	Nordic American Tankers Ltd.	570,550	2,099,624
	Northern Oil & Gas, Inc.	238,874	5,286,282
	NOV, Inc.	190,966	2,788,104
*	Oceaneering International, Inc.	359,199	8,365,745
*	Oil States International, Inc.	229,579	1,370,587
*	OPAL Fuels, Inc., Class A	5,118	12,334
*	Par Pacific Holdings, Inc.	227,036	9,076,899
	Patterson-UTI Energy, Inc.	941,858	5,905,450
	PBF Energy, Inc., Class A	226,463	7,738,241
	Peabody Energy Corp.	370,352	10,155,052

201

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CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	PrimeEnergy Resources Corp.	3,307	$447,239
*	ProFrac Holding Corp., Class A	35,942	196,603
*	ProPetro Holding Corp.	292,642	3,037,624
	Ranger Energy Services, Inc., Class A	54,402	747,483
*	REX American Resources Corp.	166,734	5,340,490
	Riley Exploration Permian, Inc.	26,067	678,263
	RPC, Inc.	591,904	3,077,901
	SandRidge Energy, Inc.	51,951	618,736
	Scorpio Tankers, Inc.	181,045	11,170,477
*	SEACOR Marine Holdings, Inc.	81,598	518,963
*	Seadrill Ltd.	196,702	6,207,915
	Select Water Solutions, Inc.	361,875	4,183,275
	SFL Corp. Ltd.	662,419	4,941,646
	SM Energy Co.	255,910	5,345,960
	Smart Sand, Inc.	94,614	203,420
*††	Strongbridge Biopharma	9,014	0
*	Talos Energy, Inc.	552,558	5,420,594
	Teekay Corp. Ltd.	307,694	2,960,016
	Teekay Tankers Ltd., Class A	109,972	6,708,292
*	TETRA Technologies, Inc.	462,608	3,266,013
*	Tidewater, Inc.	182,186	9,216,790
*	TOP Ships, Inc.	4,756	28,536
*	Transocean Ltd.	1,337,582	5,136,315
	VAALCO Energy, Inc.	75,120	295,222
*	Valaris Ltd.	116,824	6,556,163
*	Vital Energy, Inc.	108,930	1,711,290
	Vitesse Energy, Inc.	70,515	1,533,701
	Weatherford International PLC	118,052	8,699,252
	World Kinect Corp.	355,527	9,190,373
TOTAL ENERGY			373,655,631
FINANCIALS — (20.2%)
	1st Source Corp.	151,558	9,008,608
*	Acacia Research Corp.	139,341	483,513
	Acadian Asset Management, Inc.	191,279	9,200,520
	ACNB Corp.	31,959	1,443,908
	Affinity Bancshares, Inc.	1,853	35,151
		Shares	Value†
FINANCIALS — (Continued)
	Alerus Financial Corp.	86,759	$1,832,350
*	AlTi Global, Inc.	15,941	62,808
	Amalgamated Financial Corp.	107,928	2,942,117
*	Ambac Financial Group, Inc.	117,127	961,613
	Amerant Bancorp, Inc.	83,511	1,400,479
	American Coastal Insurance Corp.	58,473	692,320
	Ameris Bancorp	221,925	15,894,268
	AMERISAFE, Inc.	114,282	4,580,423
	AmeriServ Financial, Inc.	111,291	339,438
	Ames National Corp.	30,073	627,323
	Arrow Financial Corp.	123,488	3,444,080
	Artisan Partners Asset Management, Inc., Class A	297,594	12,992,954
	Associated Banc-Corp.	495,112	12,263,924
	Associated Capital Group, Inc., Class A	7,890	287,985
	Assured Guaranty Ltd.	76,934	6,199,342
	Atlantic American Corp.	7,131	20,181
	Atlantic Union Bankshares Corp.	527,151	17,142,951
*	Atlanticus Holdings Corp.	88,242	4,863,017
	Auburn National BanCorp, Inc.	12,735	330,346
*	Axos Financial, Inc.	191,410	14,926,152
*	Baldwin Insurance Group, Inc.	145,669	3,219,285
	Banc of California, Inc.	236,422	4,012,081
	BancFirst Corp.	197,464	21,495,931
*	Bancorp, Inc.	288,894	18,885,001
	Bank First Corp.	11,570	1,412,928
	Bank of Hawaii Corp.	93,210	6,052,125
	Bank of Marin Bancorp	61,270	1,577,703
	Bank of NT Butterfield & Son Ltd.	199,502	9,228,963
	Bank OZK	21,922	986,271
	Bank7 Corp.	13,854	575,080
	BankFinancial Corp.	29,559	326,627
	BankUnited, Inc.	258,267	10,351,341
	Bankwell Financial Group, Inc.	28,238	1,224,117

202

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CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Banner Corp.	169,519	$10,237,252
	Bar Harbor Bankshares	64,036	1,878,176
	BayCom Corp.	48,814	1,330,670
	BCB Bancorp, Inc.	90,649	719,753
	Beacon Financial Corp.	278,751	6,784,799
	BGC Group, Inc., Class A	1,011,255	9,242,871
*	Blue Foundry Bancorp	82,442	679,322
*	Blue Ridge Bankshares, Inc.	24,627	110,329
	Bread Financial Holdings, Inc.	193,285	12,109,305
*	Bridgewater Bancshares, Inc.	48,264	794,425
*	Brighthouse Financial, Inc.	158,784	9,061,803
	Burke & Herbert Financial Services Corp.	30,244	1,780,162
	Business First Bancshares, Inc.	77,722	1,905,743
*	BV Financial, Inc.	7,875	128,363
	Byline Bancorp, Inc.	174,822	4,674,740
	C&F Financial Corp.	13,400	916,694
*	California BanCorp	12,528	231,643
*»	California First Leasing Corp.	5,329	118,570
	Camden National Corp.	86,832	3,312,641
*	Cantaloupe, Inc.	134,138	1,416,497
	Capital Bancorp, Inc.	27,364	760,582
	Capital City Bank Group, Inc.	96,546	3,755,639
	Capitol Federal Financial, Inc.	517,943	3,128,376
*	Carter Bankshares, Inc.	78,996	1,349,252
	Cass Information Systems, Inc.	74,931	2,962,022
	Cathay General Bancorp	202,660	9,210,897
	CB Financial Services, Inc.	2,538	82,155
	Central Pacific Financial Corp.	99,333	2,831,984
	CF Bankshares, Inc.	2,073	48,094
	Chemung Financial Corp.	12,938	655,568
	ChoiceOne Financial Services, Inc.	11,693	334,888
		Shares	Value†
FINANCIALS — (Continued)
	Citizens & Northern Corp.	42,511	$823,013
	Citizens Community Bancorp, Inc.	13,176	206,204
	Citizens Financial Services, Inc.	484	26,518
*	Citizens, Inc.	84,504	470,687
	City Holding Co.	64,850	7,644,518
	Civista Bancshares, Inc.	53,449	1,150,757
	CNB Financial Corp.	116,736	2,871,706
	CNO Financial Group, Inc.	95,064	3,804,461
*	Coastal Financial Corp.	56,774	6,046,431
	Cohen & Steers, Inc.	107,799	7,364,828
	Colony Bankcorp, Inc.	32,655	522,153
*	Columbia Financial, Inc.	199,834	2,947,551
	Community Financial System, Inc.	119,194	6,612,883
	Community Trust Bancorp, Inc.	124,853	6,391,849
	Community West Bancshares	68,575	1,452,419
	ConnectOne Bancorp, Inc.	180,196	4,335,516
*	Consumer Portfolio Services, Inc.	122,735	1,030,974
	Crawford & Co. (CRD/A US), Class A	222,450	2,409,133
	Crawford & Co. (CRD/B US), Class B	25,338	254,394
*	Customers Bancorp, Inc.	116,315	7,807,063
	CVB Financial Corp.	319,880	5,876,196
*	Dave, Inc.	35,435	8,480,304
	Diamond Hill Investment Group, Inc.	7,265	932,463
	DigitalBridge Group, Inc.	509,454	6,026,841
	Dime Community Bancshares, Inc.	165,560	4,345,950
	Donegal Group, Inc. (DGICA US), Class A	90,740	1,701,375
	Donegal Group, Inc. (DGICB US), Class B	34,951	532,653

203

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Donnelley Financial Solutions, Inc.	98,557	$4,528,694
	Eagle Bancorp Montana, Inc.	8,220	133,411
	Eagle Bancorp, Inc.	96,001	1,608,017
	Eastern Bankshares, Inc.	294,450	5,161,708
*	eHealth, Inc.	83,231	431,969
	Employers Holdings, Inc.	142,704	5,441,304
	Enact Holdings, Inc.	5,165	184,494
*	Encore Capital Group, Inc.	179,737	7,473,464
*	Enova International, Inc.	181,557	21,708,770
	Enterprise Financial Services Corp.	147,242	7,711,064
	Equity Bancshares, Inc., Class A	64,039	2,594,220
	Esquire Financial Holdings, Inc.	29,823	2,797,397
*	Euronet Worldwide, Inc.	40,325	3,059,054
	EVERTEC, Inc.	234,245	6,668,955
*	EZCORP, Inc., Class A	199,511	3,641,076
	F&G Annuities & Life, Inc.	14,849	440,273
	Farmers & Merchants Bancorp, Inc.	12,020	287,278
	Farmers National Banc Corp.	142,217	1,845,977
	FB Financial Corp.	164,733	8,897,229
	Federal Agricultural Mortgage Corp. (AGM US), Class C	36,573	5,801,941
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	4,105	492,190
	Federated Hermes, Inc.	236,300	11,455,824
	Fidelis Insurance Holdings Ltd.	97,219	1,747,998
	Fidelity D&D Bancorp, Inc.	657	28,698
*	Finance of America Cos., Inc., Class A	3,052	67,144
	Financial Institutions, Inc.	72,156	2,051,395
	Finward Bancorp	340	11,951
*	Finwise Bancorp	9,592	184,070
	First BanCorp	1,330,998	25,941,151
		Shares	Value†
FINANCIALS — (Continued)
	First Bancorp, Inc.	70,138	$1,738,721
	First Bancorp/Southern Pines NC	152,903	7,421,912
	First Bank	74,565	1,164,705
	First Busey Corp.	329,531	7,368,313
	First Business Financial Services, Inc.	40,065	2,027,690
	First Capital, Inc.	977	42,060
	First Commonwealth Financial Corp.	570,127	8,717,242
	First Community Bankshares, Inc.	99,265	3,210,230
	First Community Corp.	16,919	453,598
	First Financial Bancorp	435,419	10,193,159
	First Financial Bankshares, Inc.	4,184	129,244
	First Financial Corp.	75,401	4,020,381
*»	First Financial Northwest, Inc.	56,022	67,226
*	First Foundation, Inc.	244,058	1,327,676
	First Hawaiian, Inc.	293,895	7,209,244
	First Internet Bancorp	32,248	572,080
	First Interstate BancSystem, Inc., Class A	260,977	8,155,531
	First Merchants Corp.	233,899	8,298,737
	First Mid Bancshares, Inc.	76,117	2,719,660
	First National Corp.	2,861	64,430
	First Northwest Bancorp	21,093	191,314
	First Savings Financial Group, Inc.	2,484	73,526
	First United Corp.	25,156	868,637
*	First Western Financial, Inc.	13,211	305,042
*	Firstsun Capital Bancorp	12,058	410,454
	Five Star Bancorp	35,494	1,260,392
	Flagstar Bank NA	582,797	6,655,542
	Flushing Financial Corp.	128,877	1,761,749
*	Flywire Corp.	325,872	4,340,615
	Franklin Financial Services Corp.	1,419	64,281
	FS Bancorp, Inc.	41,320	1,598,671
	Fulton Financial Corp.	677,461	11,767,498
	FVCBankcorp, Inc.	9,563	116,860
*	GBank Financial Holdings, Inc.	2,958	107,287

204

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CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	GCM Grosvenor, Inc., Class A	122,715	$1,412,450
*	Genworth Financial, Inc.	1,730,073	14,601,816
	German American Bancorp, Inc.	132,569	5,109,209
	Glacier Bancorp, Inc.	126,043	5,148,857
*	GoHealth, Inc., Class A	4,265	16,889
	Goosehead Insurance, Inc., Class A	92,270	6,336,181
	Great Southern Bancorp, Inc.	91,758	5,110,921
*	Green Dot Corp., Class A	229,103	2,659,886
	Greene County Bancorp, Inc.	2,096	46,007
*	Greenlight Capital Re Ltd., Class A	145,483	1,763,254
*	Hagerty, Inc., Class A	8,548	95,909
*	Hamilton Insurance Group Ltd., Class B	67,537	1,598,601
	Hancock Whitney Corp.	101,917	5,820,480
	Hanmi Financial Corp.	111,250	2,937,000
	Hanover Bancorp, Inc.	1,750	36,243
	HarborOne Bancorp, Inc.	250,648	3,032,841
	Hawthorn Bancshares, Inc.	19,768	597,191
	HBT Financial, Inc.	98,742	2,408,317
	HCI Group, Inc.	42,522	8,674,913
	Heritage Commerce Corp.	170,219	1,770,278
	Heritage Financial Corp.	167,560	3,718,156
*	Heritage Global, Inc.	53,201	78,205
*	Heritage Insurance Holdings, Inc.	111,184	2,627,278
	Hingham Institution For Savings	13,974	4,111,989
*	Hippo Holdings, Inc.	27,637	1,016,489
	Home Bancorp, Inc.	29,476	1,566,649
	Home BancShares, Inc.	26,273	701,752
	HomeTrust Bancshares, Inc.	62,733	2,466,034
	Hope Bancorp, Inc.	379,451	3,980,441
	Horace Mann Educators Corp.	274,563	12,275,712
	Horizon Bancorp, Inc.	162,379	2,533,112
		Shares	Value†
FINANCIALS — (Continued)
	Huntington Bancshares, Inc.	92,827	$1,433,249
	Independent Bank Corp. (IBCP US)	78,546	2,373,660
	Independent Bank Corp. (INDB US)	121,977	8,207,832
	International Bancshares Corp.	222,482	14,768,355
*	International Money Express, Inc.	110,755	1,649,142
	Investar Holding Corp.	13,816	328,268
	Investors Title Co.	6,767	1,749,879
	James River Group Holdings Ltd.	37,695	192,245
*	Katapult Holdings, Inc.	1,007	11,470
	Kearny Financial Corp.	189,922	1,213,602
	Kemper Corp.	183,796	8,268,982
*	Kentucky First Federal Bancorp	40,640	162,966
*	Kestrel Group Ltd.	11,877	235,640
	Kingstone Cos., Inc.	30,753	448,379
	Lake Shore Bancorp, Inc.	5,706	78,857
	Lakeland Financial Corp.	130,748	7,459,173
	Landmark Bancorp, Inc.	23,042	591,949
	Lazard, Inc.	45,886	2,239,237
	LCNB Corp.	36,095	554,419
*	Lemonade, Inc.	155,303	9,330,604
*	LendingClub Corp.	419,536	7,295,731
*	LendingTree, Inc.	46,307	2,963,648
	LINKBANCORP, Inc.	5,439	38,236
	Live Oak Bancshares, Inc.	164,930	5,135,920
	Magyar Bancorp, Inc.	25,049	432,095
	MainStreet Bancshares, Inc.	5,583	103,565
	MarketWise, Inc.	500	8,490
*	Marqeta, Inc., Class A	1,292,293	5,854,087
*	Mechanics Bancorp, Class A	94,208	1,261,445
	Mercantile Bank Corp.	74,349	3,260,204
	Merchants Bancorp	136,710	4,263,985
	Mercury General Corp.	203,957	15,765,876
	Meridian Corp.	15,535	221,995
	Metrocity Bankshares, Inc.	59,752	1,530,249

205

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Metropolitan Bank Holding Corp.	21,016	$1,392,730
	Mid Penn Bancorp, Inc.	42,030	1,195,754
	Middlefield Banc Corp.	2,976	97,018
	Midland States Bancorp, Inc.	60,903	891,620
	MidWestOne Financial Group, Inc.	47,363	1,751,957
	Moelis & Co., Class A	80,338	5,087,806
	MVB Financial Corp.	43,884	1,122,553
	National Bank Holdings Corp., Class A	192,203	6,853,959
	National Bankshares, Inc.	8,289	237,314
	Navient Corp.	300,199	3,671,434
	NBT Bancorp, Inc.	237,467	9,610,289
*	NCR Atleos Corp.	145,959	5,385,887
	Nelnet, Inc., Class A	62,678	8,088,596
*	NerdWallet, Inc., Class A	128,888	1,504,123
*	NI Holdings, Inc.	41,255	544,566
	Nicolet Bankshares, Inc.	54,208	6,404,133
*	NMI Holdings, Inc.	339,350	12,362,520
	Northeast Bank	30,768	2,654,663
	Northeast Community Bancorp, Inc.	22,564	443,157
	Northfield Bancorp, Inc.	193,553	1,978,112
	Northrim BanCorp, Inc.	200,648	4,410,243
	Northwest Bancshares, Inc.	757,631	8,871,859
	Norwood Financial Corp.	24,019	639,146
	Oak Valley Bancorp	9,798	267,289
	OceanFirst Financial Corp.	201,632	3,665,670
	OFG Bancorp	398,699	15,413,703
	Ohio Valley Banc Corp.	17,515	613,025
*	Old Market Capital Corp.	52,807	285,158
	Old Second Bancorp, Inc.	161,662	2,901,833
*	Onity Group, Inc.	28,875	1,081,946
	OP Bancorp	23,882	318,825
*	Open Lending Corp.	11,592	22,025
*	Oportun Financial Corp.	21,210	113,049
		Shares	Value†
FINANCIALS — (Continued)
	Oppenheimer Holdings, Inc., Class A	44,325	$3,092,112
*	OptimumBank Holdings, Inc.	3,264	13,350
	Orange County Bancorp, Inc.	6,864	167,825
	Origin Bancorp, Inc.	70,491	2,443,218
	Orrstown Financial Services, Inc.	61,514	2,047,186
*	Oscar Health, Inc., Class A	552,514	9,945,252
*	Palomar Holdings, Inc.	89,620	10,217,576
	Park National Corp.	59,621	9,073,720
	Parke Bancorp, Inc.	25,370	548,246
	Pathfinder Bancorp, Inc.	100	1,530
	Pathward Financial, Inc.	225,189	15,326,363
*	Paymentus Holdings, Inc., Class A	122,250	3,496,350
*	Payoneer Global, Inc.	945,842	5,476,425
*	Paysafe Ltd.	156,602	1,724,188
*	Paysign, Inc.	35,069	181,131
	PCB Bancorp	34,611	729,254
	Peapack-Gladstone Financial Corp.	101,734	2,573,870
	PennyMac Financial Services, Inc.	76,584	9,635,033
	Peoples Bancorp of North Carolina, Inc.	20,611	606,582
	Peoples Bancorp, Inc.	182,828	5,228,881
	Peoples Financial Services Corp.	22,232	990,213
	Perella Weinberg Partners	76,081	1,421,193
*	Pioneer Bancorp, Inc.	23,737	311,904
	Piper Sandler Cos.	31,533	10,067,226
	Plumas Bancorp	10,426	427,883
*	Ponce Financial Group, Inc.	54,081	763,083
*	PRA Group, Inc.	96,600	1,324,386
	Preferred Bank	70,910	6,399,627
	Primis Financial Corp.	55,031	599,012
	Princeton Bancorp, Inc.	3,377	104,957
*	Priority Technology Holdings, Inc.	58,895	409,909
*	ProAssurance Corp.	197,934	4,740,519
	PROG Holdings, Inc.	160,702	4,649,109
*	Provident Bancorp, Inc.	39,124	498,831

206

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Provident Financial Holdings, Inc.	64,625	$1,009,443
	Provident Financial Services, Inc.	493,673	9,029,279
	QCR Holdings, Inc.	81,015	6,026,706
	Radian Group, Inc.	22,770	772,814
	RBB Bancorp	46,879	873,356
	Red River Bancshares, Inc.	7,927	523,658
	Regional Management Corp.	58,090	2,285,841
*	Remitly Global, Inc.	326,705	5,240,348
	Renasant Corp.	297,729	10,012,626
*	Repay Holdings Corp.	231,131	991,552
	Republic Bancorp, Inc., Class A	158,791	10,464,327
	Richmond Mutual BanCorp, Inc.	9,121	121,583
	Riverview Bancorp, Inc.	65,826	340,979
*	Root, Inc., Class A	32,315	2,602,004
*	Rubico, Inc.	2,378	1,856
	S&T Bancorp, Inc.	184,365	6,755,134
	Safety Insurance Group, Inc.	101,626	6,984,755
	SB Financial Group, Inc.	12,825	250,857
	Seacoast Banking Corp. of Florida	316,624	9,593,707
*	Security National Financial Corp., Class A	80,688	643,083
	Selective Insurance Group, Inc.	16,548	1,246,726
*	Selectquote, Inc.	122,445	254,686
	ServisFirst Bancshares, Inc.	36,959	2,597,109
*	Sezzle, Inc.	35,652	2,336,989
	Shore Bancshares, Inc.	75,545	1,179,257
*	Siebert Financial Corp.	11,146	31,320
	Sierra Bancorp	80,030	2,303,263
	Silvercrest Asset Management Group, Inc., Class A	33,880	479,063
	Simmons First National Corp., Class A	633,197	11,004,964
*	SiriusPoint Ltd.	538,469	9,800,136
*	Skyward Specialty Insurance Group, Inc.	88,098	4,016,388
		Shares	Value†
FINANCIALS — (Continued)
	SLM Corp.	8,682	$233,112
	SmartFinancial, Inc.	61,721	2,158,383
	Sound Financial Bancorp, Inc.	705	31,471
	South Plains Financial, Inc.	54,829	2,001,258
*	Southern First Bancshares, Inc.	56,156	2,461,879
	Southern Missouri Bancorp, Inc.	40,472	2,122,352
	Southside Bancshares, Inc.	133,726	3,760,375
	SR Bancorp, Inc.	6,965	102,525
	Stellar Bancorp, Inc.	125,097	3,681,605
*††	Sterling Bancorp, Inc.	108,433	0
	Stewart Information Services Corp.	165,191	11,277,590
	Stock Yards Bancorp, Inc.	156,953	10,205,084
*	StoneX Group, Inc.	155,408	14,285,103
	Summit State Bank	3,397	37,265
	SWK Holdings Corp.	1,450	23,476
*	Texas Capital Bancshares, Inc.	181,601	15,225,428
	TFS Financial Corp.	36,347	483,415
*	Third Coast Bancshares, Inc.	25,521	937,897
	Timberland Bancorp, Inc.	69,760	2,240,691
	Tiptree, Inc.	258,075	4,570,508
	Tompkins Financial Corp.	69,314	4,398,666
	Towne Bank	275,295	8,949,840
	TriCo Bancshares	147,155	6,508,666
*	Triumph Financial, Inc.	124,493	6,779,889
*	Trupanion, Inc.	75,891	3,034,881
	TrustCo Bank Corp.	66,848	2,520,838
	Trustmark Corp.	207,671	7,729,515
	U.S. Global Investors, Inc., Class A	10,779	26,840
*††	Unico American Corp.	95,372	2,861
	Union Bankshares, Inc.	15,310	349,374
	United Bancorp, Inc.	2,991	39,182
	United Bancshares, Inc.	5,483	192,234
	United Bankshares, Inc.	58,131	2,080,508
	United Community Banks, Inc.	210,585	6,149,082
	United Fire Group, Inc.	157,465	4,760,167

207

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	United Security Bancshares	59,720	$547,334
	Unity Bancorp, Inc.	39,030	1,772,352
	Universal Insurance Holdings, Inc.	219,143	6,753,987
	Univest Financial Corp.	111,315	3,268,208
	USCB Financial Holdings, Inc.	20,250	349,515
	Valley National Bancorp	1,849,653	20,105,728
	Value Line, Inc.	14,632	536,409
*	Velocity Financial, Inc.	42,613	793,454
	Victory Capital Holdings, Inc., Class A	247,583	15,416,993
	Virginia National Bankshares Corp.	5,368	213,539
	Virtu Financial, Inc., Class A	11,891	414,282
	Virtus Investment Partners, Inc.	34,290	5,583,098
	WaFd, Inc.	331,500	9,623,445
	Walker & Dunlop, Inc.	122,123	9,760,070
	Washington Trust Bancorp, Inc.	85,558	2,330,600
	Waterstone Financial, Inc.	133,468	2,042,060
	WesBanco, Inc.	352,292	10,603,989
	West BanCorp, Inc.	96,563	2,053,895
	Westamerica BanCorp	104,902	4,998,580
	Western New England Bancorp, Inc.	118,215	1,344,105
	Western Union Co.	461,594	4,306,672
	Westwood Holdings Group, Inc.	27,093	453,808
*	WEX, Inc.	11,231	1,638,378
	White Mountains Insurance Group Ltd.	4,672	8,898,104
	Wintrust Financial Corp.	1	130
	WisdomTree, Inc.	644,705	7,710,672
*	World Acceptance Corp.	39,386	5,020,533
	WSFS Financial Corp.	256,737	13,373,430
	WVS Financial Corp.	2,597	32,566
TOTAL FINANCIALS			1,440,651,807
		Shares	Value†
HEALTH CARE — (12.6%)
*	10X Genomics, Inc., Class A	350,942	$4,786,849
*	4D Molecular Therapeutics, Inc.	2,069	23,793
††	89bio, Inc.	353,147	120,070
*	Absci Corp.	107,197	458,803
*	AC Immune SA	10,530	35,591
*	Acadia Healthcare Co., Inc.	72,393	1,556,449
*	ACADIA Pharmaceuticals, Inc.	501,000	11,372,700
*	Achieve Life Sciences, Inc.	52,420	268,390
*	AdaptHealth Corp.	315,797	2,839,015
*	Adaptive Biotechnologies Corp.	252,513	4,383,626
*	Addus HomeCare Corp.	67,751	7,919,414
*	ADMA Biologics, Inc.	835,609	12,935,227
#††	Aduro Biotech, Inc.	3,260	1,239
*	Adverum Biotechnologies, Inc.	22,272	95,770
*	Agios Pharmaceuticals, Inc.	242,523	10,486,695
*	AirSculpt Technologies, Inc.	41,002	426,831
*	Akebia Therapeutics, Inc.	292,967	647,457
*	Akero Therapeutics, Inc.	83,175	4,508,085
††	Albireo Pharma, Inc.	44,018	280,835
*	Aldeyra Therapeutics, Inc.	140,334	711,493
*	Alkermes PLC	403,640	12,391,748
*	Allogene Therapeutics, Inc.	191,543	237,513
*	American Shared Hospital Services	5,689	12,857
*	American Well Corp., Class A	7,734	40,371
*	AMN Healthcare Services, Inc.	121,147	2,385,384
*	Amneal Pharmaceuticals, Inc.	997,985	10,798,198
*	Amphastar Pharmaceuticals, Inc.	189,883	4,842,016

208

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Amylyx Pharmaceuticals, Inc.	190,018	$2,646,951
*	AngioDynamics, Inc.	147,683	1,776,626
*	ANI Pharmaceuticals, Inc.	79,725	7,223,085
*	Anika Therapeutics, Inc.	63,203	616,229
*	Annexon, Inc.	18,819	59,468
*	Arcturus Therapeutics Holdings, Inc.	114,515	1,141,715
*	Arcus Biosciences, Inc.	338,311	6,671,493
*	ArriVent Biopharma, Inc.	8,664	162,277
*	Arrowhead Pharmaceuticals, Inc.	241,549	10,239,262
*	ARS Pharmaceuticals, Inc.	45,737	409,804
*	Artivion, Inc.	162,933	7,392,270
*	Arvinas, Inc.	124,156	1,258,942
*	Astrana Health, Inc.	175,751	5,485,189
*	Astria Therapeutics, Inc.	14,031	177,212
*	Atara Biotherapeutics, Inc.	473	7,024
*	Atea Pharmaceuticals, Inc.	195,110	634,107
*	AtriCure, Inc.	157,354	5,436,581
*	Aura Biosciences, Inc.	102,821	630,293
*	Avalo Therapeutics, Inc.	2,251	40,586
*	Avanos Medical, Inc.	136,019	1,511,171
*	Aveanna Healthcare Holdings, Inc.	181,412	1,641,779
*	Axogen, Inc.	129,430	2,875,935
*	Azenta, Inc.	144,906	4,376,161
*	Beam Therapeutics, Inc.	303,149	7,581,756
*	BioCryst Pharmaceuticals, Inc.	145,181	1,062,725
*	BioLife Solutions, Inc.	155,116	4,323,083
*	Biote Corp., Class A	131,070	376,171
*	Bioventus, Inc., Class A	171,811	1,125,362
*	Black Diamond Therapeutics, Inc.	43,607	168,759
*	BrightSpring Health Services, Inc.	409,936	13,548,385
*	Brookdale Senior Living, Inc.	788,180	7,306,429
		Shares	Value†
HEALTH CARE — (Continued)
	Bruker Corp.	237,883	$9,263,164
*	Butterfly Network, Inc.	220,561	593,309
*	Cadrenal Therapeutics, Inc.	300	4,099
*	CareCloud, Inc.	40,834	120,460
*	CareDx, Inc.	126,527	1,897,905
*	Caribou Biosciences, Inc.	22,369	54,133
*	Castle Biosciences, Inc.	91,699	2,338,324
*	Catalyst Pharmaceuticals, Inc.	384,402	8,176,231
*	Celldex Therapeutics, Inc.	136,757	3,655,515
*	Certara, Inc.	621,625	7,229,499
*	CervoMed, Inc.	4,951	34,905
*	CG oncology, Inc.	140,271	6,069,526
*	Champions Oncology, Inc.	1,381	9,432
*	Check Cap Ltd.	8,958	12,452
*††	Chinook Therapeutics, Inc.	384,400	0
*	Clover Health Investments Corp.	620,021	2,188,674
*	Codexis, Inc.	111,237	263,632
*	Collegium Pharmaceutical, Inc.	112,921	4,065,156
*	Community Health Systems, Inc.	416,182	1,614,786
*	Compass Therapeutics, Inc.	5,778	21,610
	Concentra Group Holdings Parent, Inc.	196,496	3,914,200
	CONMED Corp.	94,765	4,169,660
*	CorVel Corp.	184,358	13,633,274
*	Coya Therapeutics, Inc.	3,512	22,196
*	Crinetics Pharmaceuticals, Inc.	179,608	7,812,948
*	CRISPR Therapeutics AG	156,036	9,984,744
*	Cross Country Healthcare, Inc.	293,291	3,595,748
*	CryoPort, Inc.	161,547	1,492,694
*	Cullinan Therapeutics, Inc.	159,881	1,384,569
*	Cumberland Pharmaceuticals, Inc.	47,772	142,838
*	CVRx, Inc.	453	4,616

209

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Cytek Biosciences, Inc.	402,167	$1,568,451
*	CytomX Therapeutics, Inc.	8,017	28,621
*	DarioHealth Corp.	200	2,798
*	Day One Biopharmaceuticals, Inc.	285,375	2,123,190
*	Definitive Healthcare Corp.	334,013	925,216
*	Denali Therapeutics, Inc.	397,081	6,464,479
	Dentsply Sirona, Inc.	639,092	8,058,950
*	Design Therapeutics, Inc.	14,517	97,264
*	Dianthus Therapeutics, Inc.	3,602	125,998
*	Disc Medicine, Inc.	71,240	6,142,313
*	Dynavax Technologies Corp.	488,489	5,011,897
*	Edgewise Therapeutics, Inc.	270,707	4,948,524
*	Electromed, Inc.	39,228	943,826
*	Eledon Pharmaceuticals, Inc.	8,029	34,685
	Embecta Corp.	175,238	2,337,675
*	Emergent BioSolutions, Inc.	160,239	1,999,783
*	Enanta Pharmaceuticals, Inc.	27,652	303,066
*	Enhabit, Inc.	139,516	1,134,265
*	Enliven Therapeutics, Inc.	51,129	1,197,441
*	Enovis Corp.	180,689	5,644,724
*	Entrada Therapeutics, Inc.	41,357	287,431
*	Envista Holdings Corp.	638,663	12,996,792
*	Erasca, Inc.	107,918	261,162
*	Evolent Health, Inc., Class A	328,649	2,192,089
*	EyePoint Pharmaceuticals, Inc.	62,337	815,991
*	Fate Therapeutics, Inc.	109,203	147,424
*	FONAR Corp.	50,833	764,528
*	Forte Biosciences, Inc.	1,003	12,979
*	Fortrea Holdings, Inc.	8,520	89,119
		Shares	Value†
HEALTH CARE — (Continued)
*	Fulcrum Therapeutics, Inc.	203,697	$1,782,349
*	Fulgent Genetics, Inc.	96,831	2,173,856
*	GeneDx Holdings Corp.	61,714	8,449,264
*	GoodRx Holdings, Inc., Class A	281,953	950,182
*	Haemonetics Corp.	153,086	7,655,831
*	Harmony Biosciences Holdings, Inc.	182,468	5,213,111
*	Harrow, Inc.	95,276	3,598,575
*	Health Catalyst, Inc.	193,522	625,076
	HealthStream, Inc.	163,645	4,025,667
*	ICU Medical, Inc.	75,063	9,014,316
*	Ideaya Biosciences, Inc.	206,632	6,583,296
*	ImmuCell Corp.	1,763	10,931
*	Immunome, Inc.	161,595	2,596,832
*	Immunovant, Inc.	193,285	4,770,274
*	InfuSystem Holdings, Inc.	63,868	661,672
*	Innoviva, Inc.	271,592	4,942,974
*	Inogen, Inc.	87,489	720,909
*	Inspire Medical Systems, Inc.	95,256	6,866,052
*	Instil Bio, Inc.	7,602	134,099
*	Integer Holdings Corp.	128,482	8,296,083
*	Integra LifeSciences Holdings Corp.	208,352	2,502,308
*	Intellia Therapeutics, Inc.	344,488	4,347,439
*	Iovance Biotherapeutics, Inc.	340,914	671,601
	iRadimed Corp.	45,596	3,502,229
*††	iTeos Therapeutics, Inc.	37,453	0
*	Janux Therapeutics, Inc.	104,119	2,989,256
*	Joint Corp.	13,275	104,740
*	Kewaunee Scientific Corp.	22,995	961,651
*	Kezar Life Sciences, Inc.	3,935	24,436
*	Kiniksa Pharmaceuticals International PLC	115,389	4,270,547
*	Kodiak Sciences, Inc.	81,526	1,477,659
*	Korro Bio, Inc.	2,905	118,844
*	Krystal Biotech, Inc.	76,938	15,196,024
*	Kura Oncology, Inc.	274,381	2,817,893
*	Kymera Therapeutics, Inc.	101,548	6,279,728

210

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Lantheus Holdings, Inc.	160,142	$9,238,592
	LeMaitre Vascular, Inc.	81,146	7,028,055
*	LENSAR, Inc.	33,344	410,131
*	LENZ Therapeutics, Inc.	1,113	33,078
*	Lexeo Therapeutics, Inc.	163,226	1,633,892
*	LifeStance Health Group, Inc.	787,356	3,858,044
*	Ligand Pharmaceuticals, Inc.	77,487	14,824,038
*	LivaNova PLC	176,881	9,309,247
*	MannKind Corp.	838,160	4,685,314
*	MaxCyte, Inc.	52,432	80,745
*	Merit Medical Systems, Inc.	72,674	6,361,882
*††	Merrimack Pharmaceuticals, Inc.	145,158	0
	Mesa Laboratories, Inc.	17,683	1,271,231
*	MiMedx Group, Inc.	403,961	3,090,302
††	Mirati Therapeutics, Inc.	65,800	196,084
*	Monte Rosa Therapeutics, Inc.	77,863	1,000,540
*	Mural Oncology PLC	4,854	10,145
*	Myriad Genetics, Inc.	237,305	1,907,932
	National HealthCare Corp.	101,213	12,088,881
	National Research Corp.	143,346	1,915,103
*	Neogen Corp.	238,098	1,469,065
*	NeoGenomics, Inc.	352,927	3,448,097
*††	Neoleukin Therapeutics, Inc.	2,887	0
*	Neurogene, Inc.	721	24,701
*	Nexgel, Inc.	198	491
*	Niagen Bioscience, Inc.	201,803	1,521,595
*	Nkarta, Inc.	13,264	27,987
*	Novocure Ltd.	214,491	2,747,630
*	Nurix Therapeutics, Inc.	137,504	1,779,302
*	Nutex Health, Inc.	829	102,017
*	Nuvation Bio, Inc.	1,066,717	5,568,263
*	Olema Pharmaceuticals, Inc.	246,023	2,206,826
*»	OmniAb, Inc. (2200963D US)	35,754	0
		Shares	Value†
HEALTH CARE — (Continued)
*»	OmniAb, Inc. (2200964D US)	35,754	$0
*	OmniAb, Inc. (OABI UQ)	362,621	562,063
*	Omnicell, Inc.	145,538	4,885,711
#*††	Opiant Pharmaceuticals, Inc.	15,320	0
*	OptimizeRx Corp.	64,609	1,323,838
*	Option Care Health, Inc.	431,467	11,231,086
*	OraSure Technologies, Inc.	219,750	602,115
*	Organogenesis Holdings, Inc.	416,370	1,769,572
	Organon & Co.	731,500	4,937,625
*	ORIC Pharmaceuticals, Inc.	223,000	2,934,680
*	Orthofix Medical, Inc.	127,346	1,966,222
*	OrthoPediatrics Corp.	83,645	1,408,582
*	Outset Medical, Inc.	6,101	80,045
*	Owens & Minor, Inc.	214,490	851,525
*	Pacira BioSciences, Inc.	148,488	3,174,673
#*††	PDL BioPharma, Inc.	616,320	258,854
*	Pediatrix Medical Group, Inc.	312,158	5,297,321
*	Pennant Group, Inc.	123,889	3,063,775
	Perrigo Co. PLC	476,817	9,889,185
*	Personalis, Inc.	150,669	1,452,449
	Phibro Animal Health Corp., Class A	73,009	3,070,759
*	Phreesia, Inc.	42,494	962,064
††	Poseida Therapeutics, Inc.	65,427	32,713
*	Precision BioSciences, Inc.	11,857	96,753
	Premier, Inc., Class A	450,563	12,669,832
*	Prestige Consumer Healthcare, Inc.	285,192	17,282,635
*	Privia Health Group, Inc.	358,938	8,722,193
*	Pro-Dex, Inc.	3,580	129,739
*	Progyny, Inc.	270,799	5,066,649
*	Protagonist Therapeutics, Inc.	159,311	12,525,031
*	Prothena Corp. PLC	170,513	1,833,015
*	PTC Therapeutics, Inc.	184,469	12,601,077
*	Pulmonx Corp.	860	1,720
*	Puma Biotechnology, Inc.	131,336	669,814
*	Quanterix Corp.	139,673	745,854

211

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	QuidelOrtho Corp.	215,418	$5,814,132
*	Quipt Home Medical Corp.	50,863	124,614
*	RadNet, Inc.	118,287	8,988,629
*	Rafael Holdings, Inc., Class B	92,711	126,087
*	Rapid Micro Biosystems, Inc., Class A	8,451	25,268
*	REGENXBIO, Inc.	163,564	2,088,712
*	Relay Therapeutics, Inc.	457,543	3,266,857
*	Replimune Group, Inc.	206,776	2,011,930
*	Rezolute, Inc.	10,566	98,475
*	Rigel Pharmaceuticals, Inc.	52,698	1,664,203
*	Rocket Pharmaceuticals, Inc.	225,748	851,070
*	RxSight, Inc.	64,831	569,864
††	Sage Therapeutics, Inc.	87,430	15,737
*	Sagimet Biosciences, Inc., Class A	1,024	8,724
*	Sanara Medtech, Inc.	1,369	40,112
*	Sarepta Therapeutics, Inc.	89,840	2,157,058
*	Savara, Inc.	236,732	982,438
*	Schrodinger, Inc.	204,766	4,308,277
*	Seer, Inc.	37,826	83,595
	Select Medical Holdings Corp.	389,368	5,384,959
*	Semler Scientific, Inc.	16,234	429,552
*	Sensus Healthcare, Inc.	30,581	97,553
*	Seres Therapeutics, Inc.	6,090	98,049
*	SI-BONE, Inc.	71,108	1,054,532
	SIGA Technologies, Inc.	269,926	2,234,987
*	Sight Sciences, Inc.	63,134	319,458
*	Simulations Plus, Inc.	64,280	1,104,330
*	Skye Bioscience, Inc.	2,777	4,304
*	Solid Biosciences, Inc.	110,474	595,455
*	Sotera Health Co.	712,550	11,828,330
*	Spyre Therapeutics, Inc.	46,121	1,128,120
*	STAAR Surgical Co.	104,956	2,715,212
*	Stoke Therapeutics, Inc.	96,981	2,913,309
		Shares	Value†
HEALTH CARE — (Continued)
*	Supernus Pharmaceuticals, Inc.	209,614	$11,556,020
*	Surgery Partners, Inc.	319,857	7,014,464
*	Surmodics, Inc.	61,019	1,674,056
*	Tactile Systems Technology, Inc.	48,663	733,351
*	Talkspace, Inc.	354,321	1,144,457
*	Tango Therapeutics, Inc.	208,243	1,688,851
*	Taysha Gene Therapies, Inc.	128,087	635,312
*	Teladoc Health, Inc.	558,541	4,820,209
	Teleflex, Inc.	40,756	5,072,899
*	Terns Pharmaceuticals, Inc.	280,813	2,319,515
*	Theravance Biopharma, Inc.	142,091	2,083,054
*††	Third Harmonic Bio, Inc.	11,106	333
*	TransMedics Group, Inc.	80,916	10,643,691
*	Treace Medical Concepts, Inc.	80,216	512,580
*	TruBridge, Inc.	44,112	847,833
*	Twist Bioscience Corp.	190,562	6,267,584
*	Tyra Biosciences, Inc.	4,756	75,335
	U.S. Physical Therapy, Inc.	54,500	4,701,715
*	UFP Technologies, Inc.	28,379	5,466,931
	Utah Medical Products, Inc.	35,392	2,056,275
*	Vanda Pharmaceuticals, Inc.	191,357	832,403
*	Varex Imaging Corp.	117,008	1,367,824
*	Vaxcyte, Inc.	11,717	530,546
*	Ventyx Biosciences, Inc.	75,202	641,473
*	Vera Therapeutics, Inc.	178,236	5,072,597
*	Veracyte, Inc.	284,848	10,277,316
*	Vericel Corp.	185,377	6,499,318
††	Verve Therapeutics, Inc.	75,441	47,528
*	Viking Therapeutics, Inc.	350,016	13,328,609
*	Vir Biotechnology, Inc.	431,896	2,574,100
*	Viridian Therapeutics, Inc.	181,251	4,282,961

212

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CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Vistagen Therapeutics, Inc.	29,115	$114,713
*	Voyager Therapeutics, Inc.	117,107	546,890
*	XBiotech, Inc.	15,235	35,802
*	Xencor, Inc.	218,587	3,215,415
*	Xenon Pharmaceuticals, Inc.	208,942	8,758,849
*	Xeris Biopharma Holdings, Inc.	912	8,846
*	XOMA Royalty Corp.	6,919	228,189
*	Zymeworks, Inc.	203,403	3,881,946
TOTAL HEALTH CARE			901,872,034
INDUSTRIALS — (16.3%)
*	3D Systems Corp.	171,361	490,092
*	AAR Corp.	257,097	21,650,138
	ABM Industries, Inc.	235,277	10,116,911
	ACCO Brands Corp.	246,365	926,332
	Acme United Corp.	28,961	1,100,808
*	ACV Auctions, Inc., Class A	208,680	1,892,728
	Aebi Schmidt Holding AG	134,094	1,495,148
*	AerSale Corp.	58,968	437,543
	Alamo Group, Inc.	43,413	7,758,771
	Albany International Corp., Class A	105,745	5,983,052
	Alight, Inc., Class A	1,084,136	3,122,312
*	Allegiant Travel Co.	43,735	2,719,442
	Allient, Inc.	62,337	3,408,587
	Alta Equipment Group, Inc.	63,439	388,247
*	Ameresco, Inc., Class A	120,697	4,769,945
*	American Superconductor Corp.	92,780	5,495,359
*	American Woodmark Corp.	52,224	3,328,236
	Apogee Enterprises, Inc.	77,107	2,822,887
	ArcBest Corp.	84,445	6,275,952
	Arcosa, Inc.	83,143	8,480,586
	Argan, Inc.	120,680	36,953,423
	Astec Industries, Inc.	81,996	3,815,274
*	Astronics Corp. (ATRO US)	129,619	6,374,662
*	Astronics Corp. (ATROB US), Class B	36,203	1,781,550
*	Asure Software, Inc.	13,363	118,263
	Atkore, Inc.	63,106	4,370,091
		Shares	Value†
INDUSTRIALS — (Continued)
	Atmus Filtration Technologies, Inc.	136,726	$6,218,299
*	Avis Budget Group, Inc.	60,699	8,259,313
	AZZ, Inc.	70,658	7,055,201
	Barrett Business Services, Inc.	104,661	4,235,631
	BGSF, Inc.	22,580	75,643
*	BlackSky Technology, Inc.	66,092	1,395,863
*	Blue Bird Corp.	65,663	3,280,523
*	BlueLinx Holdings, Inc.	30,852	2,018,955
	Boise Cascade Co.	207,152	14,602,145
*	Bowman Consulting Group Ltd.	22,307	965,670
	Brady Corp., Class A	118,543	8,998,599
*	BrightView Holdings, Inc.	172,435	2,124,399
	Brink's Co.	94,545	10,509,622
*	Byrna Technologies, Inc.	39,833	806,618
*	Cadeler AS (CDLR US), ADR	9,830	182,150
	Cadre Holdings, Inc.	71,204	3,023,322
*	CBIZ, Inc.	79,556	4,375,580
*	CECO Environmental Corp.	200,986	9,826,206
*	Centuri Holdings, Inc.	151,490	3,058,583
	Chicago Rivet & Machine Co.	17,700	163,725
*	Cimpress PLC	87,544	6,058,920
	Civeo Corp.	44,571	926,185
*	Clarivate PLC	1,012,819	3,443,585
	Columbus McKinnon Corp.	80,816	1,311,644
*	Commercial Vehicle Group, Inc.	41,814	63,557
	CompX International, Inc.	21,197	476,721
	Concentrix Corp.	84,682	3,413,531
	Concrete Pumping Holdings, Inc.	126,032	805,344
*	Conduent, Inc.	436,436	1,038,718
	Copa Holdings SA, Class A	46,457	5,816,881
#††	Costa Communications, Inc.	22,311	2,677
*	Costamare Bulkers Holdings Ltd.	107,544	1,391,619
	Costamare, Inc.	477,346	5,833,168
	Covenant Logistics Group, Inc.	90,574	1,826,878

213

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*»	CPI Aerostructures, Inc.	2,670	$6,648
	CRA International, Inc.	38,321	7,299,767
	CSG Systems International, Inc.	122,207	9,565,142
	CSW Industrials, Inc.	14,197	3,555,213
*	Custom Truck One Source, Inc.	97,846	576,313
	Deluxe Corp.	153,075	2,772,188
*	Distribution Solutions Group, Inc.	129,648	3,544,576
*	DLH Holdings Corp.	14,417	89,674
*	DNOW, Inc.	402,797	5,921,116
	Douglas Dynamics, Inc.	137,914	4,169,140
*	Ducommun, Inc.	54,784	5,026,432
*	DXP Enterprises, Inc.	106,385	12,728,965
	Eastern Co.	48,881	1,043,609
*	Energy Recovery, Inc.	139,618	2,388,864
	Enerpac Tool Group Corp.	199,156	8,173,362
	EnerSys	63,392	7,997,535
	Ennis, Inc.	135,170	2,216,788
	Enpro, Inc.	117,498	27,260,711
*	Enviri Corp.	287,812	3,514,185
	ESCO Technologies, Inc.	136,992	30,065,634
	Espey Mfg. & Electronics Corp.	21,480	805,715
*	Everus Construction Group, Inc.	153,221	13,926,257
	EVI Industries, Inc.	36,137	973,531
	Exponent, Inc.	74,917	5,304,873
*	First Advantage Corp.	145,583	1,838,713
*	Fluence Energy, Inc.	187,649	3,940,629
*	Forrester Research, Inc.	57,363	408,998
*	Forward Air Corp.	17,174	323,043
*	Franklin Covey Co.	95,079	1,614,441
	Franklin Electric Co., Inc.	39,561	3,749,196
*	FreightCar America, Inc.	19,939	177,258
*	Frontier Group Holdings, Inc.	299,764	1,157,089
	FTAI Infrastructure, Inc.	57,515	307,130
*	Fuel Tech, Inc.	10,664	26,447
*	Gates Industrial Corp. PLC	20,801	459,286
	Genco Shipping & Trading Ltd.	149,407	2,545,895
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gencor Industries, Inc.	49,441	$671,903
*	Gibraltar Industries, Inc.	141,196	8,809,218
	Global Industrial Co.	228,806	6,502,667
	Gorman-Rupp Co.	189,879	8,538,859
*	Graham Corp.	44,559	2,775,580
	Granite Construction, Inc.	161,055	16,574,170
*	Great Lakes Dredge & Dock Corp.	250,124	2,838,907
	Greenbrier Cos., Inc.	115,585	4,827,985
	Griffon Corp.	170,776	12,639,132
*	GXO Logistics, Inc.	64,284	3,613,404
*	Hayward Holdings, Inc.	312,284	5,299,459
*	Healthcare Services Group, Inc.	138,496	2,474,924
	Heartland Express, Inc.	144,026	1,123,403
	Heidrick & Struggles International, Inc.	91,011	5,312,312
	Helios Technologies, Inc.	118,842	6,579,093
	Herc Holdings, Inc.	20,554	2,919,696
*	Hertz Global Holdings, Inc.	391,300	2,007,369
	Hexcel Corp.	70,638	5,043,553
	Hillenbrand, Inc.	117,353	3,708,355
*	Hillman Solutions Corp.	263,999	2,434,071
	HireQuest, Inc.	878	7,489
	HNI Corp.	170,593	6,980,666
	Hub Group, Inc., Class A	353,341	13,013,549
*	Hudson Technologies, Inc.	162,061	1,470,704
*	Hurco Cos., Inc.	45,536	817,371
*	Huron Consulting Group, Inc.	159,461	26,221,767
*	Hyliion Holdings Corp.	75,825	179,705
	Hyster-Yale, Inc.	60,661	2,180,156
*	IBEX Holdings Ltd.	27,090	1,012,353
	ICF International, Inc.	66,058	5,303,136
*	Innodata, Inc.	19,726	1,471,757
*	Innovative Solutions & Support, Inc.	63,220	594,268
	Insperity, Inc.	84,948	3,747,906
	Insteel Industries, Inc.	106,330	3,321,749
	Interface, Inc.	209,200	5,209,080
*	Janus International Group, Inc.	312,316	2,998,234

214

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CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	JELD-WEN Holding, Inc.	233,363	$1,012,795
*	JetBlue Airways Corp.	1,233,465	5,180,553
	Kadant, Inc.	43,362	11,996,531
	Karat Packaging, Inc.	15,371	369,211
	Kelly Services, Inc., Class A	253,843	2,845,580
	Kennametal, Inc.	200,307	4,396,739
	Kforce, Inc.	66,669	1,686,726
	Korn Ferry	132,336	8,562,139
*	L.B. Foster Co., Class A	75,245	2,061,713
	Landstar System, Inc.	32,500	4,173,975
*	Legalzoom.com, Inc.	364,503	3,634,095
*	Limbach Holdings, Inc.	65,317	6,171,150
	Lindsay Corp.	38,937	4,331,352
*	Liquidity Services, Inc.	114,964	2,752,238
	LSI Industries, Inc.	167,849	3,842,064
	Luxfer Holdings PLC	9,761	119,084
*	Manitowoc Co., Inc.	91,004	925,511
	ManpowerGroup, Inc.	102,020	3,127,933
	Marten Transport Ltd.	292,214	2,995,194
*	Mastech Digital, Inc.	50,832	350,741
*	Masterbrand, Inc.	224,970	2,841,371
*	Matrix Service Co.	100,613	1,511,207
	Matson, Inc.	145,000	14,637,750
	Maximus, Inc.	107,469	8,932,823
*	Mayville Engineering Co., Inc.	45,520	811,166
	McGrath RentCorp	88,222	9,478,572
*	Mercury Systems, Inc.	90,011	6,967,752
	Miller Industries, Inc.	54,590	2,191,243
	MillerKnoll, Inc.	188,835	2,949,603
*	Mistras Group, Inc.	104,430	996,262
*	Montrose Environmental Group, Inc.	71,086	1,839,706
	Moog, Inc., Class A	14,719	3,015,187
*	MRC Global, Inc.	304,990	4,254,611
	MSC Industrial Direct Co., Inc., Class A	86,175	7,317,119
	Mueller Water Products, Inc., Class A	576,931	14,804,049
*	MYR Group, Inc.	56,937	12,395,185
	National Presto Industries, Inc.	36,592	3,914,246
*	Net Power, Inc.	18,133	69,268
	NL Industries, Inc.	96,157	581,750
*	NN, Inc.	15,297	26,158
		Shares	Value†
INDUSTRIALS — (Continued)
*	NPK International, Inc.	547,600	$6,735,480
*	NWPX Infrastructure, Inc.	72,424	4,357,028
	Omega Flex, Inc.	71,976	1,990,136
*	OPENLANE, Inc.	501,425	13,247,649
*	Optex Systems Holdings, Inc.	1,300	22,399
*	Orion Group Holdings, Inc.	145,649	1,568,640
*	PAMT Corp.	161,461	1,625,912
	Pangaea Logistics Solutions Ltd.	79,141	391,748
	Park Aerospace Corp.	120,073	2,300,599
	Park-Ohio Holdings Corp.	105,220	2,170,689
*	Pegasus Cos., Inc.	8	672
*	Perma-Fix Environmental Services, Inc.	13,006	178,052
*	Perma-Pipe International Holdings, Inc.	45,826	1,270,297
	Pioneer Power Solutions, Inc.	6,733	30,972
	Pitney Bowes, Inc.	228,741	2,259,961
*	Planet Labs PBC	543,093	7,304,601
	Powell Industries, Inc.	79,358	30,425,064
*	Power Solutions International, Inc.	20,612	1,764,799
	Preformed Line Products Co.	46,482	9,859,297
*	Proto Labs, Inc.	63,296	3,149,609
	Quad/Graphics, Inc.	312,018	1,719,219
	Quanex Building Products Corp.	112,321	1,596,081
*	Radiant Logistics, Inc.	179,827	1,087,953
*	RCM Technologies, Inc.	21,550	497,805
*	Resideo Technologies, Inc.	339,993	14,551,700
	Resources Connection, Inc.	104,351	459,144
	REV Group, Inc.	226,511	11,613,219
	Robert Half, Inc.	175,689	4,601,295
	Rush Enterprises, Inc. (RUSHA US), Class A	235,248	11,623,604
	Rush Enterprises, Inc. (RUSHB US), Class B	194,295	10,194,659
*	RXO, Inc.	124,907	2,214,601
	Schneider National, Inc., Class B	101,147	2,161,511

215

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CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Science Applications International Corp.	27,069	$2,536,636
	Sensata Technologies Holding PLC	231,832	7,379,213
*	Shoals Technologies Group, Inc., Class A	190,785	2,005,150
*	SIFCO Industries, Inc.	45,608	335,219
*	SiteOne Landscape Supply, Inc.	7,260	942,130
*	Skillsoft Corp.	3,100	40,703
*	SkyWest, Inc.	185,529	18,641,954
	Standex International Corp.	54,731	12,764,911
*	Star Equity Holdings, Inc.	2,393	26,371
	Steelcase, Inc., Class A	327,563	5,227,905
*	Strata Critical Medical, Inc.	112,819	567,480
*	Sun Country Airlines Holdings, Inc.	92,408	1,134,770
*	Sunrun, Inc.	651,485	13,524,829
*	TaskUS, Inc., Class A	20,521	273,750
*	Taylor Devices, Inc.	2,759	126,279
	Tecnoglass, Inc.	173,025	10,317,481
	Tennant Co.	66,204	5,296,320
	Terex Corp.	191,044	8,791,845
*	Thermon Group Holdings, Inc.	128,276	3,685,369
*	TIC Solutions, Inc.	262,632	3,185,726
*	Titan International, Inc.	234,577	1,771,056
*	Titan Machinery, Inc.	77,754	1,275,166
*	Transcat, Inc.	33,405	2,426,873
*	Trex Co., Inc.	17,781	859,178
	TriNet Group, Inc.	106,608	6,396,480
	Trinity Industries, Inc.	340,831	9,328,544
*	TrueBlue, Inc.	93,847	444,835
*	TTEC Holdings, Inc.	74,926	261,492
*	Tutor Perini Corp.	225,294	15,175,804
	Twin Disc, Inc.	73,067	1,144,229
#*††	U.S. Airways Group, Inc.	5,375	0
*	Ultralife Corp.	62,844	441,793
	UniFirst Corp.	18,825	2,905,639
	Universal Logistics Holdings, Inc.	83,500	1,351,030
*	Upwork, Inc.	417,198	6,650,136
*	V2X, Inc.	54,515	3,112,261
*	Verra Mobility Corp.	395,338	9,175,795
	Vestis Corp.	173,810	912,503
*	Vicor Corp.	47,867	4,342,973
		Shares	Value†
INDUSTRIALS — (Continued)
	Virco Mfg. Corp.	71,679	$524,690
*	VirTra, Inc.	2,018	12,269
	VSE Corp.	75,217	13,590,208
	Wabash National Corp.	402,905	3,231,298
	Werner Enterprises, Inc.	180,943	4,740,707
*	Willdan Group, Inc.	47,861	4,523,343
	Willis Lease Finance Corp.	74,923	9,618,615
	WillScot Holdings Corp.	189,794	4,128,020
	Worthington Enterprises, Inc.	191,103	10,718,967
*	Xometry, Inc., Class A	48,394	2,356,304
TOTAL INDUSTRIALS			1,165,629,123
INFORMATION TECHNOLOGY — (10.6%)
*	8x8, Inc.	19,335	35,576
*	908 Devices, Inc.	6,110	48,758
	A10 Networks, Inc.	258,635	4,614,048
*	ACI Worldwide, Inc.	125,873	5,995,331
	Adeia, Inc.	392,037	6,680,310
*	ADTRAN Holdings, Inc.	70,048	729,900
	Advanced Energy Industries, Inc.	58,063	11,771,112
*	Agilysys, Inc.	41,015	5,145,742
*	Airgain, Inc.	26,952	115,894
*	Alarm.com Holdings, Inc.	182,870	9,000,861
*	Alithya Group, Inc., Class A	49,462	62,817
*	Alkami Technology, Inc.	118	2,394
*	Allegro MicroSystems, Inc.	92,559	2,769,365
*	Alpha & Omega Semiconductor Ltd.	109,585	3,074,955
*	Ambarella, Inc.	65,764	5,605,066
	Amkor Technology, Inc.	18,409	594,243
*	AmpliTech Group, Inc.	14,793	53,255
*	Amtech Systems, Inc.	44,592	353,615
*	Applied Optoelectronics, Inc.	33,517	1,191,865
*	ASGN, Inc.	81,801	3,661,413
*	AstroNova, Inc.	59,126	536,864
*	AvePoint, Inc.	312,470	4,396,453
*	Aviat Networks, Inc.	36,139	902,029
	Avnet, Inc.	171,148	8,292,121

216

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Aware, Inc.	75,640	$167,164
*	Axcelis Technologies, Inc.	92,647	7,370,995
*	Backblaze, Inc., Class A	8,424	86,851
	Badger Meter, Inc.	17,213	3,106,086
	Bel Fuse, Inc. (BELFA US), Class A	29,469	4,029,296
	Bel Fuse, Inc. (BELFB US), Class B	53,841	8,290,976
	Belden, Inc.	148,909	18,144,562
	Benchmark Electronics, Inc.	266,736	11,688,372
*	Bill Holdings, Inc.	177,831	8,831,087
*	Bit Digital, Inc.	372,396	1,362,969
*	BK Technologies Corp.	9,350	698,539
*	Blackbaud, Inc.	97,573	6,248,575
*	BlackLine, Inc.	155,627	8,909,646
*	Box, Inc., Class A	232,661	7,466,091
*	C3.ai, Inc., Class A	322,709	5,673,224
*	Calix, Inc.	96,457	6,599,588
*	Cerence, Inc.	117,132	1,256,826
*	CEVA, Inc.	85,607	2,329,366
*	Cipher Mining, Inc.	373,728	6,970,027
*	Cleanspark, Inc.	801,489	14,266,504
	Clear Secure, Inc., Class A	192,284	5,858,893
*	Clearfield, Inc.	38,305	1,352,167
	Climb Global Solutions, Inc.	16,551	1,838,485
*	Cohu, Inc.	198,781	4,729,000
*	CommScope Holding Co., Inc.	634,043	10,968,944
*	Comtech Telecommunications Corp.	7,400	21,016
*	Consensus Cloud Solutions, Inc.	27,786	814,686
*	Core Scientific, Inc.	519,389	11,187,639
*	Corsair Gaming, Inc.	335,273	2,732,475
*	CPI Card Group, Inc.	2,628	41,102
*	CPS Technologies Corp.	7,817	31,033
	Crane NXT Co.	119,989	7,589,304
*	Crexendo, Inc.	20,517	132,745
*	CS Disco, Inc.	143,828	908,993
	CSP, Inc.	97,739	1,303,838
	CTS Corp.	197,527	8,199,346
*	CVD Equipment Corp.	25,326	99,025
*	Daily Journal Corp.	4,065	1,646,488
*	Daktronics, Inc.	185,479	3,485,150
*	Data I/O Corp.	46,137	139,795
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Data Storage Corp.	9,283	$38,896
*	Diebold Nixdorf, Inc.	52,370	3,097,686
*	Digi International, Inc.	231,060	8,475,281
*	Digital Turbine, Inc.	106,382	663,824
*	DigitalOcean Holdings, Inc.	185,573	7,545,398
*	Diodes, Inc.	88,602	4,727,803
*	DXC Technology Co.	566,604	8,045,777
*	Eastman Kodak Co.	227,859	1,444,626
*	eGain Corp.	68,392	986,213
*	Electro-Sensors, Inc.	4,550	21,340
	ePlus, Inc.	95,441	6,982,464
*	Everspin Technologies, Inc.	52,393	555,366
*	Expensify, Inc., Class A	41,890	68,281
*	Fastly, Inc., Class A	296,301	2,456,335
*	Five9, Inc.	148,212	3,598,587
*	FormFactor, Inc.	283,818	15,595,799
*	Frequency Electronics, Inc.	48,233	1,771,116
*	Freshworks, Inc., Class A	307,865	3,417,302
*	Globant SA	68,161	4,197,354
*	Grid Dynamics Holdings, Inc.	237,888	2,221,874
*	GSI Technology, Inc.	49,079	446,128
	Hackett Group, Inc.	272,646	4,937,619
*	Harmonic, Inc.	423,969	4,536,468
*	I3 Verticals, Inc., Class A	83,902	2,579,987
*	Ichor Holdings Ltd.	88,669	2,011,013
*	Identiv, Inc.	33,314	133,256
*	indie Semiconductor, Inc., Class A	378,309	2,035,302
	Information Services Group, Inc.	145,438	801,363
*	Inseego Corp.	33,620	559,437
*	Insight Enterprises, Inc.	52,888	5,288,800
*	Intapp, Inc.	54,176	2,079,275
*	inTEST Corp.	62,062	526,286
*	IPG Photonics Corp.	66,698	5,677,334
*	Itron, Inc.	69,037	6,926,482
*	Jamf Holding Corp.	390,557	5,018,657
*	Key Tronic Corp.	62,233	221,549
*	Kimball Electronics, Inc.	179,364	5,215,008
*	Knowles Corp.	428,309	10,112,375
	Kulicke & Soffa Industries, Inc.	194,312	7,758,878
*	KVH Industries, Inc.	82,201	490,740
*	Lantronix, Inc.	118,543	584,417
*	LGL Group, Inc.	51,187	309,681
	Littelfuse, Inc.	2,104	511,924

217

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	LiveRamp Holdings, Inc.	261,337	$7,144,954
*	Magnachip Semiconductor Corp.	78,504	243,362
*	MaxLinear, Inc.	277,832	4,209,155
	Methode Electronics, Inc.	100,384	675,584
*	Mirion Technologies, Inc.	352,587	10,355,480
*	Mitek Systems, Inc.	112,166	1,033,049
*	M-Tron Industries, Inc.	10,067	554,893
*	N-able, Inc.	516,413	4,043,514
	Napco Security Technologies, Inc.	127,813	5,642,944
*	Navitas Semiconductor Corp.	266,290	3,584,263
*	nCino, Inc.	262,993	7,016,653
*	NCR Voyix Corp.	520,479	5,938,665
*	NETGEAR, Inc.	85,242	2,959,602
*	NetScout Systems, Inc.	286,813	7,973,401
	Network-1 Technologies, Inc.	41,388	62,082
*	nLight, Inc.	127,459	4,207,422
*	Novanta, Inc.	33,002	4,191,584
	NVE Corp.	15,675	1,082,359
*	ON24, Inc.	121,835	672,529
*	One Stop Systems, Inc.	5,148	25,740
	OneSpan, Inc.	76,523	872,362
*	Onto Innovation, Inc.	52,861	7,134,121
*	Ooma, Inc.	42,119	472,996
*	Optical Cable Corp.	27,967	220,100
*	OSI Systems, Inc.	61,580	17,147,567
*	Ouster, Inc.	40,090	1,337,402
*	PAR Technology Corp.	126,825	4,481,995
	PC Connection, Inc.	152,870	9,320,484
*	PDF Solutions, Inc.	111,014	3,233,838
*	Penguin Solutions, Inc.	260,800	5,808,016
*	Photronics, Inc.	266,467	6,368,561
*	Plexus Corp.	175,122	24,499,568
*	Porch Group, Inc.	86,623	1,303,676
	Power Integrations, Inc.	104,583	4,380,982
*	Powerfleet, Inc. NJ	155,500	793,050
*	Progress Software Corp.	158,434	6,755,626
*	Q2 Holdings, Inc.	6,656	411,075
*	Qualys, Inc.	51,799	6,384,745
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rapid7, Inc.	146,129	$2,704,848
	Red Violet, Inc.	29,884	1,602,679
*	Research Solutions, Inc.	4,781	15,490
*	RF Industries Ltd.	38,238	299,021
*	Ribbon Communications, Inc.	419,795	1,410,511
	Richardson Electronics Ltd.	99,509	1,072,707
*	Rimini Street, Inc.	3,658	14,559
*	RingCentral, Inc., Class A	245,840	7,404,701
*	Riot Platforms, Inc.	506,737	10,023,258
*	Rogers Corp.	69,899	6,118,958
*	Sanmina Corp.	92,516	12,679,318
	Sapiens International Corp. NV	33,130	1,426,247
*	ScanSource, Inc.	154,727	6,638,562
*	SEMrush Holdings, Inc., Class A	192,628	1,398,479
*	Semtech Corp.	37,953	2,575,491
*	Silicon Laboratories, Inc.	49,382	6,472,993
*	SkyWater Technology, Inc.	113,796	1,989,723
*	SoundThinking, Inc.	15,277	142,840
*	Sprinklr, Inc., Class A	246,456	1,902,640
*	SPS Commerce, Inc.	20,303	1,669,719
»	SRAX, Inc.	29,242	2,924
*	Synaptics, Inc.	110,721	7,854,548
*	Synchronoss Technologies, Inc.	4,646	24,368
*	Telos Corp.	184,332	1,264,518
*	Teradata Corp.	245,350	5,115,547
*	TransAct Technologies, Inc.	39,743	187,190
*	Trio-Tech International	14,028	103,527
*	TTM Technologies, Inc.	633,202	42,551,174
*	Turtle Beach Corp.	54,381	919,039
*	Ultra Clean Holdings, Inc.	166,252	4,556,967
*	Unisys Corp.	255,554	912,328
*	Veeco Instruments, Inc.	212,679	6,114,521
*	Verint Systems, Inc.	171,149	3,470,902
*	Vertex, Inc., Class A	47,400	1,085,460
*	Viant Technology, Inc., Class A	31,785	282,251
*	Viasat, Inc.	233,567	9,300,638
*	Viavi Solutions, Inc.	611,800	10,828,860

218

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Vishay Intertechnology, Inc.	347,919	$5,907,665
*	Vishay Precision Group, Inc.	90,206	3,379,117
*	WidePoint Corp.	3,168	21,067
	Xerox Holdings Corp.	397,594	1,320,012
*	Xperi, Inc.	116,996	786,213
*	Yext, Inc.	128,542	1,088,751
*	Zeta Global Holdings Corp., Class A	370,090	6,657,919
TOTAL INFORMATION TECHNOLOGY			760,725,805
MATERIALS — (4.3%)
	AdvanSix, Inc.	80,012	1,487,423
*	Alpha Metallurgical Resources, Inc.	51,391	8,904,005
*	American Vanguard Corp.	93,079	416,063
	Ardagh Metal Packaging SA	420,872	1,502,513
*	Arq, Inc.	48,508	322,093
*	Ascent Industries Co.	35,256	428,713
	Ashland, Inc.	134,555	6,579,739
*	Aspen Aerogels, Inc.	260,350	2,119,249
	Avient Corp.	175,495	5,628,125
	Balchem Corp.	3,646	559,260
	Cabot Corp.	95,848	6,467,823
	Caledonia Mining Corp. PLC	31,431	883,840
*	Century Aluminum Co.	343,569	10,176,514
	Chemours Co.	395,018	5,289,291
*	Clearwater Paper Corp.	91,424	1,613,634
*	Cleveland-Cliffs, Inc.	162,298	2,017,364
*	Compass Minerals International, Inc.	125,533	2,176,742
*	Core Molding Technologies, Inc.	33,111	593,018
*	Dakota Gold Corp.	115,997	473,268
*	Ecovyst, Inc.	283,854	2,324,764
	Ferroglobe PLC	110,207	534,504
	Flexible Solutions International, Inc.	1,551	14,052
*	Flotek Industries, Inc.	59,089	1,022,831
	FMC Corp.	211,107	3,202,493
	Fortitude Gold Corp.	56,138	240,832
	Friedman Industries, Inc.	64,802	1,376,394
	Graphic Packaging Holding Co.	141,453	2,261,833
		Shares	Value†
MATERIALS — (Continued)
	Greif, Inc. (GEF US), Class A	95,064	$5,408,191
	Greif, Inc. (GEF/B US), Class B	20,094	1,184,541
	Hawkins, Inc.	110,520	15,677,262
	HB Fuller Co.	113,758	6,526,296
	Huntsman Corp.	467,353	3,869,683
*	Idaho Strategic Resources, Inc.	7,745	256,050
*	Ingevity Corp.	87,869	4,720,323
	Innospec, Inc.	89,016	6,549,797
*	Intrepid Potash, Inc.	50,315	1,339,888
*	Ivanhoe Electric, Inc.	196,723	2,909,533
	Kaiser Aluminum Corp.	57,991	5,249,925
*	Knife River Corp.	76,359	4,616,665
	Koppers Holdings, Inc.	86,690	2,446,392
	Kronos Worldwide, Inc.	207,739	1,022,076
*	Lifezone Metals Ltd.	4,002	19,890
*	LSB Industries, Inc.	71,554	603,200
	Materion Corp.	112,014	12,840,165
	Mativ Holdings, Inc.	172,825	1,845,771
*	McEwen, Inc.	135,219	2,478,564
	Mercer International, Inc.	177,449	372,643
*	Metallus, Inc.	253,437	4,457,957
	Minerals Technologies, Inc.	162,479	9,220,683
	Myers Industries, Inc.	134,097	2,323,901
	Nexa Resources SA	68,509	398,037
	Northern Technologies International Corp.	62,762	466,322
*	O-I Glass, Inc.	577,269	6,517,367
	Olin Corp.	180,305	3,732,313
	Olympic Steel, Inc.	48,410	1,791,170
	Orion SA	140,340	743,802
*	Perimeter Solutions, Inc.	285,861	6,720,592
	Quaker Chemical Corp.	43,735	6,074,354
*	Ramaco Resources, Inc. (METC US), Class A	155,677	4,726,354
	Ramaco Resources, Inc. (METCB US), Class B	6,864	100,764
*	Ranpak Holdings Corp.	252,193	1,336,623
*	Rayonier Advanced Materials, Inc.	247,507	1,720,174
††	Resolute Forest Products, Inc.	332,327	88,499

219

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ryerson Holding Corp.	118,555	$2,615,323
	Scotts Miracle-Gro Co.	118,780	6,357,106
	Sealed Air Corp.	304,574	10,206,275
	Sensient Technologies Corp.	113,565	10,708,044
	Silgan Holdings, Inc.	70,683	2,729,777
*	Smith-Midland Corp.	1,828	66,649
	Sonoco Products Co.	153,416	6,224,087
	Stepan Co.	81,070	3,514,385
	SunCoke Energy, Inc.	303,488	2,430,939
	Sylvamo Corp.	155,378	6,308,347
*	Tredegar Corp.	90,159	622,999
	TriMas Corp.	145,682	5,176,081
	Trinseo PLC	21,387	31,225
	Tronox Holdings PLC	407,791	1,427,269
	U.S. Lime & Minerals, Inc.	257,388	30,171,021
	Warrior Met Coal, Inc.	193,538	13,129,618
	Worthington Steel, Inc.	148,857	4,761,935
TOTAL MATERIALS			305,453,227
REAL ESTATE — (1.3%)
*	AMREP Corp.	53,380	1,146,602
*	Anywhere Real Estate, Inc.	390,639	3,925,922
*	CKX Lands, Inc.	11,773	128,031
*	Compass, Inc., Class A	1,153,576	8,894,071
*	Cushman & Wakefield PLC	595,785	9,353,824
*	Douglas Elliman, Inc.	96,700	238,849
	eXp World Holdings, Inc.	290,375	2,973,440
*	Five Point Holdings LLC, Class A	47,624	278,600
*	Forestar Group, Inc.	169,753	4,415,276
*	FRP Holdings, Inc.	155,981	3,696,750
*	Howard Hughes Holdings, Inc.	234,722	18,608,617
*»	JW Mays, Inc.	2,700	106,272
	Kennedy-Wilson Holdings, Inc.	395,848	2,992,611
	Marcus & Millichap, Inc.	204,712	5,979,638
*	Maui Land & Pineapple Co., Inc.	43,372	693,952
	Newmark Group, Inc., Class A	497,297	8,866,806
*	Offerpad Solutions, Inc.	13,041	30,516
		Shares	Value†
REAL ESTATE — (Continued)
*	RE/MAX Holdings, Inc., Class A	61,811	$490,161
	RMR Group, Inc., Class A	49,213	761,325
*	Seaport Entertainment Group, Inc.	53,376	1,284,760
	St. Joe Co.	295,676	16,788,483
*	Star Holdings	11,397	83,426
*	Stratus Properties, Inc.	52,202	980,876
*	Tejon Ranch Co.	127,690	2,020,056
TOTAL REAL ESTATE			94,738,864
UTILITIES — (2.6%)
	ALLETE, Inc.	104,755	7,053,154
	American States Water Co.	127,003	9,056,584
	Artesian Resources Corp., Class A	36,493	1,176,169
	Avista Corp.	266,241	10,130,470
	Black Hills Corp.	135,715	8,608,402
	California Water Service Group	219,354	9,734,931
	Chesapeake Utilities Corp.	85,898	10,933,097
	Consolidated Water Co. Ltd.	59,603	2,027,098
	Genie Energy Ltd., Class B	161,032	2,423,532
	Global Water Resources, Inc.	39,894	395,748
	H2O America	125,871	5,821,534
*	Hallador Energy Co.	125,340	2,711,104
*	Hawaiian Electric Industries, Inc.	393,505	4,572,528
	MDU Resources Group, Inc.	341,634	6,552,540
	MGE Energy, Inc.	131,963	10,935,774
	Middlesex Water Co.	64,582	3,711,528
*	Montauk Renewables, Inc.	77,227	156,771
	New Jersey Resources Corp.	185,489	8,217,163
	Northwest Natural Holding Co.	146,473	6,668,916
	Northwestern Energy Group, Inc.	148,396	8,854,789
	ONE Gas, Inc.	101,097	8,106,968
	Ormat Technologies, Inc.	102,003	10,850,059
	Otter Tail Corp.	158,019	12,202,227
	Portland General Electric Co.	195,743	8,941,540

220

U.S. Micro Cap Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
* Pure Cycle Corp.	96,891	$1,066,770
RGC Resources, Inc.	24,690	511,330
Southwest Gas Holdings, Inc.	11,540	917,430
Spire, Inc.	108,997	9,417,341
TXNM Energy, Inc.	151,814	8,623,035
Unitil Corp.	75,021	3,657,274
York Water Co.	69,838	2,169,867
TOTAL UTILITIES		186,205,673
TOTAL COMMON STOCKS		6,534,579,498
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
* Bed Bath & Beyond, Inc. Warrants 10/07/2026	6,227	7,410
INFORMATION TECHNOLOGY — (0.0%)
* M-Tron Industries, Inc. Warrants 03/11/2028	16,700	25,050
TOTAL RIGHTS/WARRANTS		32,460
TOTAL INVESTMENT SECURITIES (Cost $4,342,533,192)		6,534,611,958

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	69,564,497	$69,564,497
SECURITIES LENDING COLLATERAL — (7.6%)
@§	The DFA Short Term Investment Fund	46,940,498	542,960,738
TOTAL INVESTMENTS — (100.0%)
(Cost $4,955,058,427)			$7,147,137,193
As of October 31, 2025, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	170	12/19/25	$56,843,285	$58,429,000	$1,585,715
Total Futures Contracts			$56,843,285	$58,429,000	$1,585,715
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$226,378,666	$139,510	—	$226,518,176
Consumer Discretionary	849,137,063	63,420	—	849,200,483

221

U.S. Micro Cap Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Consumer Staples	$228,706,587	$1,222,088	—	$229,928,675
Energy	373,655,631	—	—	373,655,631
Financials	1,440,463,150	185,796	$2,861	1,440,651,807
Health Care	900,918,641	—	953,393	901,872,034
Industrials	1,165,619,798	6,648	2,677	1,165,629,123
Information Technology	760,722,881	2,924	—	760,725,805
Materials	305,364,728	—	88,499	305,453,227
Real Estate	94,632,592	106,272	—	94,738,864
Utilities	186,205,673	—	—	186,205,673
Rights/Warrants
Consumer Discretionary	—	7,410	—	7,410
Information Technology	—	25,050	—	25,050
Temporary Cash Investments	69,564,497	—	—	69,564,497
Securities Lending Collateral	—	542,960,738	—	542,960,738
Total Investments in Securities	$6,601,369,907	$544,719,856	$1,047,430˂˃	$7,147,137,193
Financial Instruments
Assets
Futures Contracts**	1,585,715	—	—	1,585,715
Total Financial Instruments	$1,585,715	—	—	$1,585,715
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
222

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (4.9%)
#*	Charter Communications, Inc., Class A	60,976	$14,258,628
#*	Live Nation Entertainment, Inc.	87,231	13,043,652
	Match Group, Inc.	2,080	67,267
	Meta Platforms, Inc., Class A	253,061	164,072,099
*	Netflix, Inc.	54,693	61,193,810
#	Omnicom Group, Inc.	66,817	5,012,611
	T-Mobile U.S., Inc.	69,792	14,659,810
TOTAL COMMUNICATION SERVICES			272,307,877
CONSUMER DISCRETIONARY — (10.7%)
	Best Buy Co., Inc.	84,581	6,947,483
#*	Burlington Stores, Inc.	54,747	14,978,232
*	Carnival Corp.	659,164	19,003,698
*	Carvana Co.	16,629	5,097,454
*	Chipotle Mexican Grill, Inc.	411,044	13,025,984
	Darden Restaurants, Inc.	108,581	19,560,867
	Dick's Sporting Goods, Inc.	21,953	4,861,492
#	eBay, Inc.	248,617	20,215,048
	Expedia Group, Inc.	107,533	23,657,260
	General Motors Co.	587,216	40,570,753
	Home Depot, Inc.	366,869	139,259,804
	Las Vegas Sands Corp.	294,296	17,466,468
#*	Lululemon Athletica, Inc.	80,865	13,790,717
*	NVR, Inc.	1,044	7,528,096
	Pool Corp.	1,543	412,074
#	Ross Stores, Inc.	301,391	47,897,058
	Royal Caribbean Cruises Ltd.	240,162	68,885,666
	Service Corp. International	2,262	188,900
	Tapestry, Inc.	76,658	8,418,582
	TJX Cos., Inc.	461,608	64,689,745
	Tractor Supply Co.	438,764	23,741,520
#*	Ulta Beauty, Inc.	43,317	22,519,642
	Williams-Sonoma, Inc.	101,786	19,781,091
TOTAL CONSUMER DISCRETIONARY			602,497,634
CONSUMER STAPLES — (8.1%)
	Altria Group, Inc.	131,965	7,440,187
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Clorox Co.	2,128	$239,315
	Coca-Cola Co.	353,461	24,353,463
	Colgate-Palmolive Co.	381,107	29,364,294
	Costco Wholesale Corp.	142,229	129,634,622
	Hershey Co.	77,373	13,124,782
	Kimberly-Clark Corp.	213,895	25,605,370
	Kroger Co.	540,632	34,400,414
	PepsiCo, Inc.	602,034	87,951,147
	Procter & Gamble Co.	365,772	55,001,136
	Sysco Corp.	357,101	26,525,462
	Target Corp.	208,891	19,368,374
TOTAL CONSUMER STAPLES			453,008,566
ENERGY — (3.0%)
	Cheniere Energy, Inc.	197,026	41,769,512
	Chevron Corp.	177,963	28,068,325
	ConocoPhillips	61,269	5,444,363
	Devon Energy Corp.	434,656	14,121,974
	Exxon Mobil Corp.	59,251	6,775,944
	Marathon Petroleum Corp.	64,341	12,540,704
	Occidental Petroleum Corp.	256,924	10,585,269
#	Targa Resources Corp.	223,781	34,471,225
	Texas Pacific Land Corp.	4,269	4,027,289
	Valero Energy Corp.	70,756	11,997,387
TOTAL ENERGY			169,801,992
FINANCIALS — (10.1%)
	American Express Co.	72,081	26,001,779
	Ameriprise Financial, Inc.	100,666	45,578,545
	Aon PLC, Class A	53,132	18,101,010
*	Corpay, Inc.	54,867	14,284,623
	Equitable Holdings, Inc.	198,237	9,792,908
	LPL Financial Holdings, Inc.	65,070	24,551,562
	Marsh & McLennan Cos., Inc.	12,689	2,260,545
	Mastercard, Inc., Class A	244,708	135,076,369
	Moody's Corp.	59,653	28,651,336
	Travelers Cos., Inc.	109,357	29,375,477
#	Visa, Inc., Class A	645,194	219,843,404

223

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Willis Towers Watson PLC	39,662	$12,418,172
TOTAL FINANCIALS			565,935,730
HEALTH CARE — (12.3%)
	AbbVie, Inc.	323,050	70,437,822
	Amgen, Inc.	263,714	78,700,169
	Bristol-Myers Squibb Co.	818,829	37,723,452
	Cencora, Inc.	92,130	31,122,435
*	DaVita, Inc.	19,244	2,290,421
*	Dexcom, Inc.	107	6,229
	Eli Lilly & Co.	250,912	216,501,928
	Gilead Sciences, Inc.	602,445	72,166,887
*	IDEXX Laboratories, Inc.	59,422	37,406,743
*	IQVIA Holdings, Inc.	7,695	1,665,660
	Johnson & Johnson	532,330	100,541,167
*	Mettler-Toledo International, Inc.	4,116	5,829,450
*	Solventum Corp.	17,766	1,226,565
*	Waters Corp.	14,515	5,074,444
	Zoetis, Inc.	215,777	31,091,308
TOTAL HEALTH CARE			691,784,680
INDUSTRIALS — (15.5%)
	3M Co.	171,500	28,554,750
	Allegion PLC	18,034	2,989,496
	Automatic Data Processing, Inc.	149,555	38,929,167
	Booz Allen Hamilton Holding Corp.	31,834	2,774,651
	Broadridge Financial Solutions, Inc.	83,319	18,363,508
	Carlisle Cos., Inc.	3,043	989,127
	Caterpillar, Inc.	194,602	112,335,951
	Cintas Corp.	115,609	21,187,661
	Comfort Systems USA, Inc.	8,319	8,032,660
	CSX Corp.	692,788	24,954,224
	Delta Air Lines, Inc.	312,427	17,927,061
	EMCOR Group, Inc.	18,966	12,816,843
	Expeditors International of Washington, Inc.	40,991	4,996,803
	Fastenal Co.	224,776	9,249,532
	Ferguson Enterprises, Inc.	153,261	38,085,359
	FTAI Aviation Ltd.	921	159,241
	Honeywell International, Inc.	279,896	56,351,462
	Illinois Tool Works, Inc.	144,727	35,301,810
		Shares	Value†
INDUSTRIALS — (Continued)
	Leidos Holdings, Inc.	2,249	$428,367
	Lennox International, Inc.	13,683	6,909,915
	Lincoln Electric Holdings, Inc.	3,718	871,685
	Lockheed Martin Corp.	110,834	54,517,028
	Masco Corp.	10,403	673,698
	Paychex, Inc.	246,521	28,850,353
	Rollins, Inc.	156,067	8,991,020
	Trane Technologies PLC	68,384	30,680,482
	Union Pacific Corp.	305,139	67,243,481
*	United Airlines Holdings, Inc.	261,503	24,591,742
	United Parcel Service, Inc., Class B	297,991	28,732,292
	United Rentals, Inc.	51,289	44,681,951
	Veralto Corp.	85,536	8,440,692
	Verisk Analytics, Inc.	77,505	16,954,994
	Vertiv Holdings Co., Class A	270,325	52,134,880
	Waste Management, Inc.	142,718	28,510,775
	WW Grainger, Inc.	31,869	31,199,751
*	XPO, Inc.	10,214	1,469,488
TOTAL INDUSTRIALS			869,881,900
INFORMATION TECHNOLOGY — (31.4%)
*	Adobe, Inc.	141,394	48,117,792
	Apple, Inc.	1,379,804	373,057,607
	Applied Materials, Inc.	468	109,091
*	AppLovin Corp., Class A	90,952	57,966,438
*	Autodesk, Inc.	108,744	32,768,917
	CDW Corp.	100,989	16,094,617
*	Fortinet, Inc.	207,353	17,921,520
*	Gartner, Inc.	55,015	13,662,425
#	Gen Digital, Inc.	246,427	6,495,816
*	GoDaddy, Inc., Class A	58,133	7,739,246
	International Business Machines Corp.	369,813	113,684,214
	Jabil, Inc.	46,843	10,347,150
	KLA Corp.	48,722	58,892,230
	Lam Research Corp.	452,417	71,237,581
	Microchip Technology, Inc.	18,531	1,156,705
	Microsoft Corp.	424,437	219,777,723
	Motorola Solutions, Inc.	56,357	22,920,955
	NetApp, Inc.	144,997	17,077,747
	NVIDIA Corp.	2,294,027	464,517,527
	NXP Semiconductors NV	43,431	9,082,291

224

U.S. High Relative Profitability Portfolio
CONTINUED
	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
Oracle Corp.	620,774	$163,021,460
QUALCOMM, Inc.	209,744	37,942,690
Texas Instruments, Inc.	5,687	918,223
Western Digital Corp.	7,041	1,057,629
TOTAL INFORMATION TECHNOLOGY		1,765,567,594
MATERIALS — (0.7%)
Avery Dennison Corp.	18,907	3,306,645
Sherwin-Williams Co.	87,713	30,255,722
* Solstice Advanced Materials, Inc.	69,974	3,153,728
# Southern Copper Corp.	22,396	3,108,565
TOTAL MATERIALS		39,824,660
UTILITIES — (1.2%)
NRG Energy, Inc.	113,391	19,487,377
Vistra Corp.	255,159	48,046,440
TOTAL UTILITIES		67,533,817
TOTAL COMMON STOCKS Cost ($3,339,968,937)		5,498,144,450

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	51,235,623	$51,235,623
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	5,747,077	66,476,435
TOTAL INVESTMENTS — (100.0%)
(Cost $3,457,680,995)			$5,615,856,508
As of October 31, 2025, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	117	12/19/25	$39,559,174	$40,212,900	$653,726
Total Futures Contracts			$39,559,174	$40,212,900	$653,726
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$272,307,877	—	—	$272,307,877
Consumer Discretionary	602,497,634	—	—	602,497,634
Consumer Staples	453,008,566	—	—	453,008,566
Energy	169,801,992	—	—	169,801,992
Financials	565,935,730	—	—	565,935,730
Health Care	691,784,680	—	—	691,784,680

225

U.S. High Relative Profitability Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Industrials	$869,881,900	—	—	$869,881,900
Information Technology	1,765,567,594	—	—	1,765,567,594
Materials	39,824,660	—	—	39,824,660
Utilities	67,533,817	—	—	67,533,817
Temporary Cash Investments	51,235,623	—	—	51,235,623
Securities Lending Collateral	—	$66,476,435	—	66,476,435
Total Investments in Securities	$5,549,380,073	$66,476,435	—	$5,615,856,508
Financial Instruments
Assets
Futures Contracts**	653,726	—	—	653,726
Total Financial Instruments	$653,726	—	—	$653,726
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
226

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (94.4%)
COMMUNICATION SERVICES — (0.0%)
*	Uniti Group, Inc.	340,809	$1,963,059
REAL ESTATE — (94.4%)
#	Acadia Realty Trust	628,802	11,991,254
#	Agree Realty Corp.	585,731	42,764,220
	Alexander & Baldwin, Inc.	300,442	4,798,059
	Alexander's, Inc.	11,690	2,582,672
	Alexandria Real Estate Equities, Inc.	786,497	45,789,855
	Alpine Income Property Trust, Inc.	71,747	1,053,246
	American Assets Trust, Inc.	237,289	4,534,593
	American Healthcare REIT, Inc.	830,656	37,645,330
	American Homes 4 Rent, Class A	1,764,731	55,765,500
	American Tower Corp.	2,386,159	427,074,738
	Americold Realty Trust, Inc.	1,334,706	17,204,360
	Apartment Investment & Management Co., Class A	673,473	3,582,876
#	Apple Hospitality REIT, Inc.	1,158,380	12,962,272
*	Ashford Hospitality Trust, Inc.	15,631	74,560
	AvalonBay Communities, Inc.	770,604	134,023,448
	Bluerock Homes Trust, Inc.	21,940	215,890
	Braemar Hotels & Resorts, Inc.	288,413	735,453
#	Brandywine Realty Trust	873,612	2,996,489
	Brixmor Property Group, Inc.	1,681,502	43,988,092
#	Broadstone Net Lease, Inc.	933,042	16,720,113
#	BRT Apartments Corp.	59,313	872,494
#	BXP, Inc.	815,547	58,058,791
	Camden Property Trust	550,587	54,772,395
	CareTrust REIT, Inc.	1,212,148	42,000,928
	CBL & Associates Properties, Inc.	82,151	2,429,205
	Centerspace	86,931	5,150,662
	Chatham Lodging Trust	237,506	1,520,038
		Shares	Value†
REAL ESTATE — (Continued)
	City Office REIT, Inc.	94,741	$653,713
	Clipper Realty, Inc.	76,438	297,344
	Community Healthcare Trust, Inc.	142,299	2,086,103
	COPT Defense Properties	608,683	17,146,600
	Cousins Properties, Inc.	808,144	20,955,174
	Crown Castle, Inc.	2,384,616	215,140,055
#	CTO Realty Growth, Inc.	160,517	2,677,424
	CubeSmart	1,211,268	45,628,466
#	Curbline Properties Corp.	521,709	12,030,610
	DiamondRock Hospitality Co.	1,011,955	7,913,488
	Digital Realty Trust, Inc.	1,738,629	296,279,768
#	Diversified Healthcare Trust	819,840	3,492,518
	Douglas Emmett, Inc.	859,467	11,121,503
#	Easterly Government Properties, Inc.	214,669	4,641,144
	EastGroup Properties, Inc.	265,137	46,274,361
	Elme Communities	444,565	7,313,094
	Empire State Realty Trust, Inc., Class A	753,446	5,567,966
#	EPR Properties	404,313	19,819,423
	Equinix, Inc.	382,499	323,597,979
	Equity LifeStyle Properties, Inc.	968,302	59,114,837
	Equity Residential	1,939,773	115,300,107
#	Essential Properties Realty Trust, Inc.	1,062,688	31,753,117
	Essex Property Trust, Inc.	327,249	82,391,481
	Extra Space Storage, Inc.	1,139,576	152,178,979
	Federal Realty Investment Trust	433,113	41,661,139
	First Industrial Realty Trust, Inc.	705,403	38,994,678
	Four Corners Property Trust, Inc.	561,249	13,267,926
	Gaming & Leisure Properties, Inc.	1,537,954	68,685,026
	Getty Realty Corp.	270,251	7,412,985
	Gladstone Commercial Corp.	227,275	2,597,753

227

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#	Global Medical REIT, Inc.	63,284	$1,942,819
	Global Net Lease, Inc.	1,038,491	7,913,301
	Global Self Storage, Inc.	43,975	217,676
	Healthcare Realty Trust, Inc.	1,791,672	31,748,428
	Healthpeak Properties, Inc.	3,653,859	65,586,769
	Highwoods Properties, Inc.	574,057	16,435,252
	Host Hotels & Resorts, Inc.	3,722,624	59,636,436
*	Hudson Pacific Properties, Inc.	1,892,399	4,617,454
#	Independence Realty Trust, Inc.	1,122,210	17,876,805
	Industrial Logistics Properties Trust	266,089	1,404,950
#	Innovative Industrial Properties, Inc.	134,681	6,754,252
	InvenTrust Properties Corp.	427,149	11,703,883
	Invitation Homes, Inc.	3,093,342	87,077,577
	Iron Mountain, Inc.	1,593,321	164,032,397
	JBG SMITH Properties	327,865	6,390,089
#	Kilroy Realty Corp.	575,313	24,306,974
	Kimco Realty Corp.	3,609,330	74,568,758
	Kite Realty Group Trust	1,194,726	26,451,234
#	Lamar Advertising Co., Class A	473,988	56,210,237
#	Lineage, Inc.	98,646	3,886,652
#	LTC Properties, Inc.	241,808	8,482,625
	LXP Industrial Trust	1,531,893	14,537,665
	Macerich Co.	1,367,955	23,460,428
#	Medical Properties Trust, Inc.	2,608,999	13,488,525
	Mid-America Apartment Communities, Inc.	605,707	77,669,809
	Modiv Industrial, Inc.	30,447	439,046
	National Health Investors, Inc.	253,112	18,859,375
	National Storage Affiliates Trust	387,369	11,268,564
	NET Lease Office Properties	74,754	2,194,030
#	NETSTREIT Corp.	501,910	9,345,564
	NexPoint Residential Trust, Inc.	114,520	3,512,328
#	NNN REIT, Inc.	1,002,763	40,571,791
#	Omega Healthcare Investors, Inc.	1,545,568	64,960,223
		Shares	Value†
REAL ESTATE — (Continued)
	One Liberty Properties, Inc.	89,424	$1,796,528
	Orion Properties, Inc.	158,580	391,693
#	Outfront Media, Inc.	729,263	12,900,662
*	Paramount Group, Inc.	707,851	4,629,346
#	Park Hotels & Resorts, Inc.	970,431	9,985,735
	Peakstone Realty Trust	63,119	852,738
#	Pebblebrook Hotel Trust	569,102	5,952,807
	Phillips Edison & Co., Inc.	602,820	20,399,429
	Piedmont Realty Trust, Inc.	648,235	5,224,774
	Plymouth Industrial REIT, Inc.	213,958	4,707,076
	Postal Realty Trust, Inc., Class A	120,232	1,780,636
	Prologis, Inc.	3,942,805	489,262,672
	Public Storage	858,152	239,046,821
#	Realty Income Corp.	5,002,620	290,051,908
	Regency Centers Corp.	916,148	63,168,405
#	Rexford Industrial Realty, Inc.	1,164,558	48,119,537
#	RLJ Lodging Trust	725,518	4,933,522
	Ryman Hospitality Properties, Inc.	315,407	27,412,022
	Sabra Health Care REIT, Inc.	1,260,817	22,467,759
	Saul Centers, Inc.	71,999	2,131,890
	SBA Communications Corp.	584,474	111,915,081
	Service Properties Trust	813,326	1,740,518
	Sila Realty Trust, Inc.	254,712	6,036,674
	Simon Property Group, Inc.	1,702,174	299,174,102
#	SITE Centers Corp.	236,537	1,733,816
#	SL Green Realty Corp.	369,652	18,981,630
#	STAG Industrial, Inc.	984,178	37,664,492
	Strawberry Fields REIT, Inc.	5,402	62,825
	Summit Hotel Properties, Inc.	539,478	2,772,917
	Sun Communities, Inc.	677,784	85,807,454
	Sunstone Hotel Investors, Inc.	881,615	7,802,293
#	Tanger, Inc.	601,153	19,573,542
	Terreno Realty Corp.	548,713	31,347,974
	UDR, Inc.	1,672,033	56,330,792
	UMH Properties, Inc.	415,980	6,048,349

228

DFA Real Estate Securities Portfolio
CONTINUED
	Shares	Value†
REAL ESTATE — (Continued)
Universal Health Realty Income Trust	70,810	$2,706,358
# Urban Edge Properties	668,172	12,848,948
Ventas, Inc.	2,469,700	182,239,163
Veris Residential, Inc.	431,013	6,189,347
VICI Properties, Inc.	5,821,966	174,600,760
Vornado Realty Trust	818,491	31,053,549
Welltower, Inc.	2,679,575	485,110,258
Whitestone REIT	219,841	2,756,806
WP Carey, Inc.	1,200,548	79,236,168
Xenia Hotels & Resorts, Inc.	495,179	6,090,702
TOTAL REAL ESTATE		6,569,894,688
TOTAL COMMON STOCKS Cost ($4,170,173,158)		6,571,857,747

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (1.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	79,568,192	$79,568,192
SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	26,719,633	309,065,992
TOTAL INVESTMENTS — (100.0%)
(Cost $4,558,807,342)			$6,960,491,931
As of October 31, 2025, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	172	12/19/25	$57,441,040	$59,116,400	$1,675,360
Total Futures Contracts			$57,441,040	$59,116,400	$1,675,360
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,963,059	—	—	$1,963,059
Real Estate	6,569,894,688	—	—	6,569,894,688
Temporary Cash Investments	79,568,192	—	—	79,568,192
Securities Lending Collateral	—	$309,065,992	—	309,065,992
Total Investments in Securities	$6,651,425,939	$309,065,992	—	$6,960,491,931
Financial Instruments
Assets
Futures Contracts**	1,675,360	—	—	1,675,360
Total Financial Instruments	$1,675,360	—	—	$1,675,360
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
229

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$24,063,844	—
Investment Securities at Value (including $1,514, $14,130, $0 and $672,748 of securities on loan, respectively)	$231,766	$2,429,106	—	$13,187,357
Temporary Cash Investments at Value & Cost	—	7,385	—	133,923
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,538, $14,427, $0 and $525,267, respectively)	1,538	14,427	—	525,267
Segregated Cash for Futures Contracts	—	—	—	7,687
Foreign Currencies at Value	30	—	—	—
Cash	1,367	—	—	—
Receivables:
Investment Securities Sold	—	—	—	9,246
Dividends and Interest	1,428	1,150	—	6,766
Securities Lending Income	1	2	—	101
Fund Shares Sold	10	823	6,955	6,647
Futures Variation Margin	634	—	—	909
Unrealized Gain on Forward Currency Contracts	637	—	—	—
Prepaid Expenses and Other Assets	7	15	40	47
Total Assets	237,418	2,452,908	24,070,839	13,877,950
LIABILITIES:
Payables:
Due to Custodian	—	—	—	20
Upon Return of Securities Loaned	1,538	14,425	—	525,154
Investment Securities Purchased	—	—	—	20,593
Fund Shares Redeemed	22	887	9,820	13,181
Due to Advisor	31	204	1,845	3,047
Unrealized Loss on Forward Currency Contracts	72	—	—	—
Accrued Expenses and Other Liabilities	23	92	1,022	526
Total Liabilities	1,686	15,608	12,687	562,521
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$235,732	$2,437,300	$24,058,152	$13,315,429
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 13,793,790, 65,489,082, 444,904,353 and 376,956,167, respectively, $0.01 Par Value (1)	$17.09	$37.22	$54.07	$35.32
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000
Investment Securities at Cost	$231,592	$1,092,829	N/A	$10,389,991
Foreign Currencies at Cost	$30	$—	$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$205,400	$1,132,618	$16,969,344	$10,697,535
Total Distributable Earnings (Loss)	30,332	1,304,682	7,088,808	2,617,894
NET ASSETS	$235,732	$2,437,300	$24,058,152	$13,315,429

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
230

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio*	U.S. Core Equity 1 Portfolio*	U.S. Core Equity 2 Portfolio*	U.S. Vector Equity Portfolio*
ASSETS:
Investment Securities at Value (including $859,380, $1,110,328, $1,546,334 and $85,398 of securities on loan, respectively)	$15,810,495	$37,647,133	$35,415,036	$4,891,731
Temporary Cash Investments at Value & Cost	163,200	301,656	316,106	45,036
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $681,677, $943,286, $609,856 and $87,172, respectively)	681,677	943,286	609,856	87,172
Segregated Cash for Futures Contracts	9,476	17,461	19,079	2,449
Cash	—	4	1,073	400
Receivables:
Investment Securities Sold	4,385	910	1,141	2,456
Dividends and Interest	5,971	19,900	18,206	2,656
Securities Lending Income	118	123	221	16
Fund Shares Sold	4,421	6,211	6,640	1,226
Futures Variation Margin	414	762	833	—
Prepaid Expenses and Other Assets	51	132	118	31
Total Assets	16,680,208	38,937,578	36,388,309	5,033,173
LIABILITIES:
Payables:
Due to Custodian	8	—	—	—
Upon Return of Securities Loaned	681,649	943,132	609,710	87,292
Investment Securities Purchased	8,015	—	—	—
Fund Shares Redeemed	9,650	16,296	18,840	2,181
Due to Advisor	3,851	3,838	4,419	844
Futures Variation Margin	—	—	—	235
Accrued Expenses and Other Liabilities	899	1,539	1,231	290
Total Liabilities	704,072	964,805	634,200	90,842
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$15,976,136	$37,972,773	$35,754,109	$4,942,331
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 323,892,459, 774,048,130, 819,145,658 and 164,383,197, respectively, $0.01 Par Value (1)	$49.33	$49.06	$43.65	$30.07
(1) NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000
Investment Securities at Cost	$12,819,266	$10,808,708	$12,858,860	$3,053,608
NET ASSETS CONSIST OF:
Paid-In Capital	$13,080,396	$11,285,129	$13,183,385	$3,160,348
Total Distributable Earnings (Loss)	2,895,740	26,687,644	22,570,724	1,781,983
NET ASSETS	$15,976,136	$37,972,773	$35,754,109	$4,942,331

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
231

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Portfolio*	U.S. Micro Cap Portfolio*	U.S. High Relative Profitability Portfolio*	DFA Real Estate Securities Portfolio*
ASSETS:
Investment Securities at Value (including $1,691,818, $539,934, $65,137 and $304,054 of securities on loan, respectively)	$16,559,079	$6,534,612	$5,498,144	$6,571,858
Temporary Cash Investments at Value & Cost	175,032	69,564	51,236	79,568
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,479,855, $542,961, $66,476 and $309,066, respectively)	1,479,863	542,961	66,476	309,066
Segregated Cash for Futures Contracts	10,476	3,620	2,491	3,662
Cash	4,194	5,121	—	—
Receivables:
Investment Securities Sold	52	43	—	543
Dividends and Interest	5,035	1,371	3,496	3,426
Securities Lending Income	290	128	8	29
Fund Shares Sold	20,901	1,586	1,595	3,567
Futures Variation Margin	457	158	109	160
Prepaid Expenses and Other Assets	51	20	31	26
Total Assets	18,255,430	7,159,184	5,623,586	6,971,905
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,480,510	543,117	66,461	309,061
Investment Securities Purchased	14,641	1,909	—	2,980
Fund Shares Redeemed	7,243	4,811	3,117	7,717
Due to Advisor	3,532	2,165	812	774
Accrued Expenses and Other Liabilities	636	407	244	417
Total Liabilities	1,506,562	552,409	70,634	320,949
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$16,748,868	$6,606,775	$5,552,952	$6,650,956
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 328,435,339, 216,590,768, 203,026,368 and 164,494,047, respectively, $0.01 Par Value (1)	$51.00	$30.50	$27.35	$40.43
(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000
Investment Securities at Cost	$10,718,167	$4,342,533	$3,339,969	$4,170,173
NET ASSETS CONSIST OF:
Paid-In Capital	$11,013,434	$4,435,995	$3,491,527	$4,234,656
Total Distributable Earnings (Loss)	5,735,434	2,170,780	2,061,425	2,416,300
NET ASSETS	$16,748,868	$6,606,775	$5,552,952	$6,650,956

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
232

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Equity Portfolio	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $97 and $0, respectively)	—	—	$549,926	—
Income from Securities Lending, Net	—	—	469	—
Expenses Allocated from Affiliated Investment Companies	—	—	(25,887)	—
Total Net Investment Income Allocated from Affiliated Investment Companies	—	—	524,508	—
Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $11, $0 and $407, respectively)	—	$27,880	—	$256,105
Dividend Income from Affiliates	$39	498	—	22,470
Interest	10,325	—	—	—
Income from Securities Lending, Net	3	23	—	1,254
Total Fund Investment Income	10,367	28,401	—	279,829
Fund Expenses
Investment Management Fees	275	2,131	45,628	35,616
Accounting & Transfer Agent Fees	52	381	3,502	1,390
S&P 500® Fees	6	—	—	—
Custodian Fees	8	33	1	204
Filing Fees	20	26	110	95
Shareholders' Reports	19	32	274	381
Directors'/Trustees' Fees & Expenses	2	17	162	104
Professional Fees	3	29	163	180
Previously Waived Fees Recovered by Advisor (Note C)	9	—	—	39
Other	9	162	1,871	1,286
Total Fund Expenses	403	2,811	51,711	39,295
Fees Waived, Expenses Reimbursed by Advisor (Note C)	59	—	24,042	1,041
Net Expenses	344	2,811	27,669	38,254
Net Investment Income (Loss)	10,023	25,590	496,839	241,575
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(290)	(28,744)	—	18,210
Affiliated Investment Companies Shares Sold	—	2	—	143
Transactions Allocated from Affiliated Investment Company	—	—	(412,429)	—
Futures	28,623	(1,021)	—	18,316
Foreign Currency Transactions	(74)	—	—	—
Forward Currency Contracts	653	—	—	—
In-Kind Redemptions	—	126,984	3,562,961	1,776,910
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	401	253,993	—	(1,170,983)
Affiliated Investment Companies Shares	—	—	—	(4)
Transactions Allocated from Affiliated Investment Company	—	—	(1,437,219)	—
Futures	2,759	—	—	3,608
Forward Currency Contracts.	64	—	—	—
Net Realized and Unrealized Gain (Loss)	32,136	351,214	1,713,313	646,200
Net Increase (Decrease) in Net Assets Resulting from Operations	$42,159	$376,804	$2,210,152	$887,775

*
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.
233

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $338, $187, $226 and $62, respectively)	$308,834	$471,693	$455,647	$75,196
Dividend Income from Affiliates	25,150	30,617	27,172	2,833
Income from Securities Lending, Net	1,267	1,372	2,087	240
Total Investment Income	335,251	503,682	484,906	78,269
Expenses
Investment Management Fees	44,487	42,736	53,948	10,441
Accounting & Transfer Agent Fees	2,550	6,615	5,697	927
Custodian Fees	227	352	281	62
Filing Fees	129	227	207	52
Shareholders' Reports	363	312	297	99
Directors'/Trustees' Fees & Expenses	127	281	263	38
Professional Fees	217	489	458	65
Previously Waived Fees Recovered by Advisor (Note C)	—	—	24	—
Other	1,444	3,064	2,387	525
Total Expenses	49,544	54,076	63,562	12,209
Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	2,870	—
Net Expenses	49,544	54,076	60,692	12,209
Net Investment Income (Loss)	285,707	449,606	424,214	66,060
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(132,898)	(1,482)	(42,204)	(9,609)
Affiliated Investment Companies Shares Sold	135	196	184	16
Futures	30,117	38,615	37,772	5,737
In-Kind Redemptions	1,820,524	1,896,245	2,989,430	688,869
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,218,187)	3,267,264	1,796,992	(160,949)
Affiliated Investment Companies Shares	(12)	(15)	(25)	(1)
Futures	9,119	6,626	17,273	1,569
Net Realized and Unrealized Gain (Loss)	508,798	5,207,449	4,799,422	525,632
Net Increase (Decrease) in Net Assets Resulting from Operations	$794,505	$5,657,055	$5,223,636	$591,692
See accompanying Notes to Financial Statements.
234

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	U.S. High Relative Profitability Portfolio	DFA Real Estate Securities Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $302, $199, $44 and $0, respectively)	$197,135	$87,122	$75,184	$224,320
Dividend Income from Affiliates	37,745	13,821	1,254	4,185
Income from Securities Lending, Net	2,473	1,278	49	307
Total Investment Income	237,353	102,221	76,487	228,812
Fund Expenses
Investment Management Fees	40,680	26,027	10,131	11,905
Accounting & Transfer Agent Fees	2,118	1,141	1,080	1,207
Custodian Fees	205	131	56	80
Filing Fees	133	72	69	60
Shareholders' Reports	526	139	135	268
Directors'/Trustees' Fees & Expenses	128	55	42	55
Professional Fees	223	95	73	99
Previously Waived Fees Recovered by Advisor (Note C)	22	—	36	—
Other	1,133	1,173	408	724
Total Fund Expenses	45,168	28,833	12,030	14,398
Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,234	—	314	1,794
Net Expenses	43,934	28,833	11,716	12,604
Net Investment Income (Loss)	193,419	73,388	64,771	216,208
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(67,543)	(12,074)	(72,605)	(19,387)
Affiliated Investment Companies Shares Sold	154	65	15	5
Futures	9,176	5,414	5,974	10,862
In-Kind Redemptions	1,625,258	1,799,330	485,361	476,197
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(611,577)	(1,290,590)	225,210	(912,935)
Affiliated Investment Companies Shares	(12)	(8)	—	(1)
Futures	8,362	2,982	664	945
Net Realized and Unrealized Gain (Loss)	963,818	505,119	644,619	(444,314)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,157,237	$578,507	$709,390	$(228,106)
See accompanying Notes to Financial Statements.
235

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio#
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,023	$8,844	$25,590	$24,190	$496,839	$510,840
Net Realized Gain (Loss) on:
Investment Securities Sold	(290)	(1,483)	(28,744)	13,344	—	—
Affiliated Investment Companies Shares Sold	—	—	2	—	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(412,429)	(186,494)
Futures	28,623	33,292	(1,021)	1,408	—	—
Foreign Currency Transactions	(74)	(33)	—	—	—	—
Forward Currency Contracts	653	(1,317)	—	—	—	—
In-Kind Redemptions	—	—	126,984	238,002	3,562,961	3,600,500
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	401	6,242	253,993	284,897	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(1,437,219)	2,264,514
Futures	2,759	24,910	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	2	—	—	—	—
Forward Currency Contracts	64	353	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	42,159	70,810	376,804	561,841	2,210,152	6,189,360
Distributions:
Institutional Class Shares	(10,619)	(8,395)	(23,490)	(82,795)	(455,315)	(848,790)
Capital Share Transactions (1):
Shares Issued	37,417	18,298	684,817	483,131	9,158,561	8,505,885
Shares Issued in Lieu of Cash Distributions	10,574	8,361	20,633	72,085	413,881	768,054
Shares Redeemed	(62,310)	(66,935)	(490,892)	(711,775)	(11,809,721)	(11,236,111)
Net Increase (Decrease) from Capital Share Transactions	(14,319)	(40,276)	214,558	(156,559)	(2,237,279)	(1,962,172)
Total Increase (Decrease) in Net Assets	17,221	22,139	567,872	322,487	(482,442)	3,378,398
Net Assets
Beginning of Year	218,511	196,372	1,869,428	1,546,941	24,540,594	21,162,196
End of Year	$235,732	$218,511	$2,437,300	$1,869,428	$24,058,152	$24,540,594
(1) Shares Issued and Redeemed:
Shares Issued	2,426	1,402	20,741	16,697	178,353	180,496
Shares Issued in Lieu of Cash Distributions	678	632	615	2,701	8,070	16,856
Shares Redeemed	(4,115)	(4,986)	(14,954)	(24,695)	(229,171)	(237,996)
Net Increase (Decrease) from Shares Issued and Redeemed	(1,011)	(2,952)	6,402	(5,297)	(42,748)	(40,644)

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.
236

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$241,575	$206,602	$285,707	$253,063	$449,606	$467,048
Net Realized Gain (Loss) on:
Investment Securities Sold	18,210	(230,363)	(132,898)	291,512	(1,482)	(285,838)
Affiliated Investment Companies Shares Sold	143	(142)	135	(51)	196	(95)
Futures	18,316	32,428	30,117	61,566	38,615	67,616
In-Kind Redemptions	1,776,910	1,782,533	1,820,524	2,286,894	1,896,245	2,094,277
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,170,983)	1,338,862	(1,218,187)	959,668	3,267,264	7,630,229
Affiliated Investment Companies Shares	(4)	20	(12)	21	(15)	15
Futures	3,608	(1,687)	9,119	(5,748)	6,626	8,645
Net Increase (Decrease) in Net Assets Resulting from Operations	887,775	3,128,253	794,505	3,846,925	5,657,055	9,981,897
Distributions:
Institutional Class Shares	(233,082)	(302,149)	(275,112)	(561,728)	(414,173)	(452,135)
Capital Share Transactions (1):
Shares Issued	4,924,858	4,907,475	5,325,138	5,933,924	4,757,902	4,892,387
Shares Issued in Lieu of Cash Distributions	221,727	283,667	248,566	510,216	398,847	434,617
Shares Redeemed	(5,830,227)	(5,709,983)	(6,564,800)	(6,198,096)	(7,708,399)	(7,675,550)
Net Increase (Decrease) from Capital Share Transactions	(683,642)	(518,841)	(991,096)	246,044	(2,551,650)	(2,348,546)
Total Increase (Decrease) in Net Assets	(28,949)	2,307,263	(471,703)	3,531,241	2,691,232	7,181,216
Net Assets
Beginning of Year	13,344,378	11,037,115	16,447,839	12,916,598	35,281,541	28,100,325
End of Year	$13,315,429	$13,344,378	$15,976,136	$16,447,839	$37,972,773	$35,281,541
(1) Shares Issued and Redeemed:
Shares Issued	145,864	152,781	112,529	129,815	107,530	126,562
Shares Issued in Lieu of Cash Distributions	6,473	8,983	5,181	11,566	8,928	11,182
Shares Redeemed	(171,643)	(177,965)	(137,232)	(135,791)	(173,936)	(198,135)
Net Increase (Decrease) from Shares Issued and Redeemed	(19,306)	(16,201)	(19,522)	5,590	(57,478)	(60,391)
See accompanying Notes to Financial Statements.
237

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$424,214	$451,271	$66,060	$70,406	$193,419	$189,295
Net Realized Gain (Loss) on:
Investment Securities Sold	(42,204)	(52,955)	(9,609)	(66,849)	(67,543)	(109,966)
Affiliated Investment Companies Shares Sold	184	(191)	16	(50)	154	(231)
Futures	37,772	67,248	5,737	12,006	9,176	38,997
In-Kind Redemptions	2,989,430	3,852,657	688,869	1,135,594	1,625,258	2,004,743
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,796,992	5,428,982	(160,949)	113,750	(611,577)	1,881,273
Affiliated Investment Companies Shares	(25)	36	(1)	6	(12)	31
Futures	17,273	1,307	1,569	21	8,362	898
Net Increase (Decrease) in Net Assets Resulting from Operations	5,223,636	9,748,355	591,692	1,264,884	1,157,237	4,005,040
Distributions:
Institutional Class Shares	(393,201)	(546,195)	(62,006)	(155,730)	(182,841)	(375,717)
Capital Share Transactions (1):
Shares Issued	5,949,675	6,790,158	1,445,761	1,942,174	4,757,924	5,020,355
Shares Issued in Lieu of Cash Distributions	386,639	536,687	60,053	150,542	171,752	351,874
Shares Redeemed	(9,147,136)	(10,728,149)	(1,956,145)	(2,412,620)	(5,368,852)	(5,535,724)
Net Increase (Decrease) from Capital Share Transactions	(2,810,822)	(3,401,304)	(450,331)	(319,904)	(439,176)	(163,495)
Total Increase (Decrease) in Net Assets	2,019,613	5,800,856	79,355	789,250	535,220	3,465,828
Net Assets
Beginning of Year	33,734,496	27,933,640	4,862,976	4,073,726	16,213,648	12,747,820
End of Year	$35,754,109	$33,734,496	$4,942,331	$4,862,976	$16,748,868	$16,213,648
(1) Shares Issued and Redeemed:
Shares Issued	149,033	193,815	52,303	75,109	98,399	111,049
Shares Issued in Lieu of Cash Distributions	9,704	15,759	2,148	6,211	3,508	8,146
Shares Redeemed	(227,908)	(306,314)	(70,687)	(93,603)	(110,602)	(122,261)
Net Increase (Decrease) from Shares Issued and Redeemed	(69,171)	(96,740)	(16,236)	(12,283)	(8,695)	(3,066)
See accompanying Notes to Financial Statements.
238

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$73,388	$81,986	$64,771	$73,575	$216,208	$236,644
Net Realized Gain (Loss) on:
Investment Securities Sold	(12,074)	(32,769)	(72,605)	(29,006)	(19,387)	1,499
Affiliated Investment Companies Shares Sold	65	(42)	15	3	5	(30)
Futures	5,414	15,368	5,974	9,907	10,862	11,591
In-Kind Redemptions	1,799,330	341,840	485,361	627,623	476,197	161,507
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,290,590)	1,421,097	225,210	830,606	(912,935)	1,642,936
Affiliated Investment Companies Shares	(8)	12	—	—	(1)	2
Futures	2,982	2,476	664	1,352	945	3,914
Net Increase (Decrease) in Net Assets Resulting from Operations	578,507	1,829,968	709,390	1,514,060	(228,106)	2,058,063
Distributions:
Institutional Class Shares	(71,300)	(179,096)	(60,345)	(68,461)	(178,500)	(269,938)
Capital Share Transactions (1):
Shares Issued	2,907,154	1,058,106	1,499,903	1,931,067	1,648,343	1,259,741
Shares Issued in Lieu of Cash Distributions	64,094	162,383	59,416	67,527	172,441	260,651
Shares Redeemed	(4,256,759)	(1,509,695)	(1,941,970)	(2,531,748)	(2,242,044)	(2,171,724)
Net Increase (Decrease) from Capital Share Transactions	(1,285,511)	(289,206)	(382,651)	(533,154)	(421,260)	(651,332)
Total Increase (Decrease) in Net Assets	(778,304)	1,361,666	266,394	912,445	(827,866)	1,136,793
Net Assets
Beginning of Year	7,385,079	6,023,413	5,286,558	4,374,113	7,478,822	6,342,029
End of Year	$6,606,775	$7,385,079	$5,552,952	$5,286,558	$6,650,956	$7,478,822
(1) Shares Issued and Redeemed:
Shares Issued	101,470	39,669	59,683	86,852	40,397	32,543
Shares Issued in Lieu of Cash Distributions	2,223	6,285	2,350	2,994	4,139	6,853
Shares Redeemed	(148,147)	(56,990)	(76,704)	(114,163)	(54,762)	(56,275)
Net Increase (Decrease) from Shares Issued and Redeemed	(44,454)	(11,036)	(14,671)	(24,317)	(10,226)	(16,879)
See accompanying Notes to Financial Statements.
239

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$14.76	$11.06	$10.36	$18.53	$14.06
Income from Investment Operations (A)
Net Investment Income (Loss)	0.67	0.54	0.33	0.15	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	2.36	3.67	0.68	(2.48)	5.49
Total from Investment Operations	3.03	4.21	1.01	(2.33)	5.59
Less Distributions:
Net Investment Income	(0.69)	(0.51)	(0.31)	(0.11)	(0.13)
Net Realized Gains	(0.01)	—	—	(5.73)	(0.99)
Total Distributions	(0.70)	(0.51)	(0.31)	(5.84)	(1.12)
Net Asset Value, End of Year	$17.09	$14.76	$11.06	$10.36	$18.53
Total Return	21.07%	38.62%	9.77%	(19.24%)	41.82%
Net Assets, End of Year (thousands)	$235,732	$218,511	$196,372	$258,641	$426,867
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.18%	0.18%	0.19%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.38%	4.01%	3.02%	1.26%	0.59%
Portfolio Turnover Rate	86%	49%	19%	118%	70%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
240

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Large Cap Equity Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$31.64	$24.03	$23.10	$28.11	$20.01
Income from Investment Operations (A)
Net Investment Income (Loss)	0.40	0.39	0.38	0.37	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	5.55	8.54	1.62	(4.19)	8.11
Total from Investment Operations	5.95	8.93	2.00	(3.82)	8.44
Less Distributions:
Net Investment Income	(0.37)	(0.36)	(0.34)	(0.34)	(0.34)
Net Realized Gains	—	(0.96)	(0.73)	(0.85)	—
Total Distributions	(0.37)	(1.32)	(1.07)	(1.19)	(0.34)
Net Asset Value, End of Period	$37.22	$31.64	$24.03	$23.10	$28.11
Total Return	18.94%	38.22%	8.83%	(14.12%)	42.42%
Net Assets, End of Period (thousands)	$2,437,300	$1,869,428	$1,546,941	$1,613,798	$2,200,814
Ratio of Expenses to Average Net Assets	0.13%	0.14%	0.13%	0.13%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.13%	0.14%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.35%	1.56%	1.45%	1.32%
Portfolio Turnover Rate	8%	12%	8%	7%	7%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
241

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$50.32	$40.06	$42.28	$45.91	$31.40
Income from Investment Operations (A)
Net Investment Income (Loss)	1.06	1.00	0.96	0.91	0.76
Net Gains (Losses) on Securities (Realized and Unrealized)	3.66	10.91	(1.27)	(2.50)	14.46
Total from Investment Operations	4.72	11.91	(0.31)	(1.59)	15.22
Less Distributions:
Net Investment Income	(0.97)	(0.91)	(0.87)	(0.82)	(0.71)
Net Realized Gains	—	(0.74)	(1.04)	(1.22)	—
Total Distributions	(0.97)	(1.65)	(1.91)	(2.04)	(0.71)
Net Asset Value, End of Year	$54.07	$50.32	$40.06	$42.28	$45.91
Total Return	9.51%	30.21%	(0.89%)	(3.54%)	48.68%
Net Assets, End of Year (thousands)	$24,058,152	$24,540,594	$21,162,196	$23,294,887	$25,309,703
Ratio of Expenses to Average Net Assets	0.22%	0.23%	0.22%	0.21%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.32%	0.33%	0.32%	0.31%	0.33%
Ratio of Net Investment Income to Average Net Assets	2.07%	2.13%	2.27%	2.09%	1.80%
Portfolio Turnover Rate	8%	9%	13%	10%	10%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
242

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$33.68	$26.76	$28.74	$31.61	$18.57
Income from Investment Operations (A)
Net Investment Income (Loss)	0.63	0.51	0.47	0.43	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	1.62	7.16	(0.97)	(0.87)	13.02
Total from Investment Operations	2.25	7.67	(0.50)	(0.44)	13.48
Less Distributions:
Net Investment Income	(0.61)	(0.49)	(0.44)	(0.40)	(0.44)
Net Realized Gains	—	(0.26)	(1.04)	(2.03)	—
Total Distributions	(0.61)	(0.75)	(1.48)	(2.43)	(0.44)
Net Asset Value, End of Year	$35.32	$33.68	$26.76	$28.74	$31.61
Total Return	6.74%	28.86%	(1.90%)	(1.39%)	72.95%
Net Assets, End of Year (thousands)	$13,315,429	$13,344,378	$11,037,115	$11,746,736	$12,591,768
Ratio of Expenses to Average Net Assets	0.29%	0.29%	0.30%	0.30%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.30%	0.30%	0.30%	0.30%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.83%	1.60%	1.64%	1.47%	1.65%
Portfolio Turnover Rate	10%	7%	20%	18%	13%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
243

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$47.90	$38.23	$42.01	$46.33	$27.34
Income from Investment Operations (A)
Net Investment Income (Loss)	0.86	0.75	0.72	0.68	0.80
Net Gains (Losses) on Securities (Realized and Unrealized)	1.40	10.59	(1.68)	(0.47)	18.98
Total from Investment Operations	2.26	11.34	(0.96)	0.21	19.78
Less Distributions:
Net Investment Income	(0.83)	(0.71)	(0.69)	(0.67)	(0.79)
Net Realized Gains	—	(0.96)	(2.13)	(3.86)	—
Total Distributions	(0.83)	(1.67)	(2.82)	(4.53)	(0.79)
Net Asset Value, End of Year	$49.33	$47.90	$38.23	$42.01	$46.33
Total Return	4.79%	30.08%	(2.49%)	0.58%	73.01%
Net Assets, End of Year (thousands)	$15,976,136	$16,447,839	$12,916,598	$14,344,438	$15,145,347
Ratio of Expenses to Average Net Assets	0.31%	0.31%	0.31%	0.33%	0.42%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.31%	0.31%	0.31%	0.33%	0.42%
Ratio of Net Investment Income to Average Net Assets	1.80%	1.64%	1.77%	1.62%	1.94%
Portfolio Turnover Rate	7%	12%	25%	23%	22%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
244

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Core Equity 1 Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$42.43	$31.51	$30.70	$36.25	$25.24
Income from Investment Operations (A)
Net Investment Income (Loss)	0.56	0.54	0.52	0.49	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	6.59	10.91	1.51	(4.65)	10.99
Total from Investment Operations	7.15	11.45	2.03	(4.16)	11.43
Less Distributions:
Net Investment Income	(0.52)	(0.53)	(0.47)	(0.45)	(0.42)
Net Realized Gains	—	—	(0.75)	(0.94)	—
Total Distributions	(0.52)	(0.53)	(1.22)	(1.39)	(0.42)
Net Asset Value, End of Year	$49.06	$42.43	$31.51	$30.70	$36.25
Total Return	16.98%	36.48%	6.69%	(11.85%)	45.50%
Net Assets, End of Year (thousands)	$37,972,773	$35,281,541	$28,100,325	$28,055,282	$33,385,041
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.14%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.15%	0.15%	0.15%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.40%	1.61%	1.48%	1.34%
Portfolio Turnover Rate	2%	6%	8%	5%	4%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
245

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$37.98	$28.36	$28.01	$33.16	$22.79
Income from Investment Operations (A)
Net Investment Income (Loss)	0.50	0.48	0.45	0.42	0.39
Net Gains (Losses) on Securities (Realized and Unrealized)	5.63	9.72	1.11	(3.98)	10.35
Total from Investment Operations	6.13	10.20	1.56	(3.56)	10.74
Less Distributions:
Net Investment Income	(0.46)	(0.45)	(0.42)	(0.39)	(0.37)
Net Realized Gains	—	(0.13)	(0.79)	(1.20)	—
Total Distributions	(0.46)	(0.58)	(1.21)	(1.59)	(0.37)
Net Asset Value, End of Year	$43.65	$37.98	$28.36	$28.01	$33.16
Total Return	16.27%	36.20%	5.64%	(11.19%)	47.35%
Net Assets, End of Year (thousands)	$35,754,109	$33,734,496	$27,933,640	$29,273,947	$35,148,897
Ratio of Expenses to Average Net Assets	0.18%	0.18%	0.19%	0.18%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.19%	0.19%	0.19%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.39%	1.57%	1.41%	1.29%
Portfolio Turnover Rate	5%	8%	7%	5%	5%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
246

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Vector Equity Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$26.92	$21.12	$22.25	$26.02	$17.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.38	0.37	0.36	0.35	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	3.13	6.25	(0.42)	(2.17)	9.00
Total from Investment Operations	3.51	6.62	(0.06)	(1.82)	9.31
Less Distributions:
Net Investment Income	(0.36)	(0.35)	(0.34)	(0.32)	(0.29)
Net Realized Gains	—	(0.47)	(0.73)	(1.63)	—
Total Distributions	(0.36)	(0.82)	(1.07)	(1.95)	(0.29)
Net Asset Value, End of Year	$30.07	$26.92	$21.12	$22.25	$26.02
Total Return	13.15%	31.81%	(0.41%)	(7.42%)	54.98%
Net Assets, End of Year (thousands)	$4,942,331	$4,862,976	$4,073,726	$4,425,060	$5,182,775
Ratio of Expenses to Average Net Assets	0.25%	0.29%	0.28%	0.28%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.25%	0.29%	0.28%	0.28%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.48%	1.64%	1.49%	1.31%
Portfolio Turnover Rate	9%	11%	11%	10%	10%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
247

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$48.09	$37.47	$41.06	$48.50	$31.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.58	0.56	0.53	0.48	0.50
Net Gains (Losses) on Securities (Realized and Unrealized)	2.88	11.17	(2.06)	(4.93)	17.50
Total from Investment Operations	3.46	11.73	(1.53)	(4.45)	18.00
Less Distributions:
Net Investment Income	(0.55)	(0.53)	(0.50)	(0.45)	(0.50)
Net Realized Gains	—	(0.58)	(1.56)	(2.54)	—
Total Distributions	(0.55)	(1.11)	(2.06)	(2.99)	(0.50)
Net Asset Value, End of Year	$51.00	$48.09	$37.47	$41.06	$48.50
Total Return	7.25%	31.65%	(3.96%)	(9.62%)	58.30%
Net Assets, End of Year (thousands)	$16,748,868	$16,213,648	$12,747,820	$13,883,602	$16,747,405
Ratio of Expenses to Average Net Assets	0.27%	0.27%	0.28%	0.29%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.28%	0.28%	0.28%	0.29%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.23%	1.31%	1.12%	1.13%
Portfolio Turnover Rate	5%	6%	20%	13%	12%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
248

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Micro Cap Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$28.29	$22.14	$24.45	$29.55	$18.19
Income from Investment Operations (A)
Net Investment Income (Loss)	0.31	0.31	0.29	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	2.20	6.51	(1.39)	(2.41)	11.37
Total from Investment Operations	2.51	6.82	(1.10)	(2.14)	11.61
Less Distributions:
Net Investment Income	(0.30)	(0.29)	(0.28)	(0.26)	(0.25)
Net Realized Gains	—	(0.38)	(0.93)	(2.70)	—
Total Distributions	(0.30)	(0.67)	(1.21)	(2.96)	(0.25)
Net Asset Value, End of Year	$30.50	$28.29	$22.14	$24.45	$29.55
Total Return	8.95%	31.12%	(4.74%)	(7.93%)	64.00%
Net Assets, End of Year (thousands)	$6,606,775	$7,385,079	$6,023,413	$6,475,434	$7,453,865
Ratio of Expenses to Average Net Assets	0.42%	0.41%	0.41%	0.41%	0.46%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.42%	0.41%	0.41%	0.41%	0.46%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.17%	1.22%	1.08%	0.90%
Portfolio Turnover Rate	7%	9%	22%	22%	20%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
249

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$24.28	$18.07	$17.23	$19.51	$14.61
Income from Investment Operations (A)
Net Investment Income (Loss)	0.31	0.32	0.32	0.29	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	3.05	6.19	1.17	(1.91)	4.89
Total from Investment Operations	3.36	6.51	1.49	(1.62)	5.15
Less Distributions:
Net Investment Income	(0.29)	(0.30)	(0.30)	(0.27)	(0.25)
Net Realized Gains	—	—	(0.35)	(0.39)	—
Total Distributions	(0.29)	(0.30)	(0.65)	(0.66)	(0.25)
Net Asset Value, End of Year	$27.35	$24.28	$18.07	$17.23	$19.51
Total Return	13.93%	36.16%	8.67%	(8.55%)	35.42%
Net Assets, End of Year (thousands)	$5,552,952	$5,286,558	$4,374,113	$4,662,298	$5,835,637
Ratio of Expenses to Average Net Assets	0.22%	0.23%	0.23%	0.23%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.23%	0.23%	0.23%	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.45%	1.78%	1.61%	1.46%
Portfolio Turnover Rate	11%	13%	12%	20%	12%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
250

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Real Estate Securities Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$42.80	$33.10	$38.39	$48.90	$34.21
Income from Investment Operations (A)
Net Investment Income (Loss)	1.26	1.30	1.26	0.89	0.90
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.59)	9.87	(4.00)	(10.10)	14.86
Total from Investment Operations	(1.33)	11.17	(2.74)	(9.21)	15.76
Less Distributions:
Net Investment Income	(1.04)	(1.30)	(1.22)	(0.79)	(0.95)
Net Realized Gains	—	(0.17)	(1.33)	(0.51)	(0.12)
Total Distributions	(1.04)	(1.47)	(2.55)	(1.30)	(1.07)
Net Asset Value, End of Year	$40.43	$42.80	$33.10	$38.39	$48.90
Total Return	(3.16%)	34.33%	(7.83%)	(19.38%)	47.01%
Net Assets, End of Year (thousands)	$6,650,956	$7,478,822	$6,342,029	$8,068,926	$11,215,098
Ratio of Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.09%	3.34%	3.39%	1.96%	2.12%
Portfolio Turnover Rate	6%	4%	3%	3%	5%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
251

252

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of October 31, 2025, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund”) of The DFA Investment Trust Company (“DFAITC”). As of October 31, 2025, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:
Feeder Fund	Master Fund	Percentage Ownership at 10/31/25
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	85%
U.S. Large Cap Value Portfolio III	The U.S. Large Cap Value Series	14%
To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.
The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter (“OTC”) securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If
253

there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange. These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund's investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedules of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.
The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.
254

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.
The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
255

C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. For the year ended October 31, 2025, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.10%
U.S. Large Cap Value Portfolio	0.19%
U.S. Targeted Value Portfolio	0.27%
U.S. Small Cap Value Portfolio	0.28%
U.S. Core Equity 1 Portfolio	0.12%
U.S. Core Equity 2 Portfolio	0.16%
U.S. Vector Equity Portfolio	0.22%*
U.S. Small Cap Portfolio	0.25%
U.S. Micro Cap Portfolio	0.38%
U.S. High Relative Profitability Portfolio	0.19%
DFA Real Estate Securities Portfolio	0.17%

*	Effective as of February 28, 2025, the investment management fee payable by the U.S. Vector Equity Portfolio was reduced from 0.25% to 0.20%.
Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2026, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the year ended October 31, 2025, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a non-feeder Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the year ended October 31, 2025, waived fees/assumed expenses during the year ended October 31, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$9	$59
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	24,042
U.S. Targeted Value Portfolio (1)	0.29%	—	39	1,041
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.18%	—	24	2,870
256

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—
U.S. Small Cap Portfolio (1)	0.27%	—	$22	$1,234
U.S. High Relative Profitability Portfolio (3)	0.22%	—	36	314
DFA Real Estate Securities Portfolio (1)	0.18%	—	—	1,794

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2024, the Expense Limitation Amount for the U.S. Targeted Value Portfolio and
the U.S. Core Equity 2 Portfolio was 0.50% and 0.26%, respectively.

(2) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the  total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the
Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to the rate listed above as a percentage of the average net assets of a class of the
Portfolio on an annualized basis (the "Permanent Fee Waiver").

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and the Short Term Series, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).
Prior to February 28, 2025, the Expense Limitation Amount for the U.S. High Relative Profitability Portfolio was 0.25%.

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	Total
Enhanced U.S. Large Company Portfolio	$72	$69	$59	$200
U.S. Targeted Value Portfolio	—	569	1,041	1,610
U.S. Core Equity 2 Portfolio	—	2,782	2,870	5,652
U.S. Small Cap Portfolio	—	749	1,234	1,983
U.S. High Relative Profitability Portfolio	—	—	278	278
DFA Real Estate Securities Portfolio	1,815	1,524	1,794	5,133

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2025, the total related amount paid by the Fund to the CCO was $239 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of October 31, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
Enhanced U.S. Large Company Portfolio	$4
U.S. Large Cap Equity Portfolio	8
U.S. Large Cap Value Portfolio	217
257

U.S. Targeted Value Portfolio	$74
U.S. Small Cap Value Portfolio	197
U.S. Core Equity 1 Portfolio	133
U.S. Core Equity 2 Portfolio	142
U.S. Vector Equity Portfolio	46
U.S. Small Cap Portfolio	139
U.S. Micro Cap Portfolio	88
U.S. High Relative Profitability Portfolio	21
DFA Real Estate Securities Portfolio	61

E. Purchases and Sales of Securities:
For the year ended October 31, 2025, the Portfolios' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Domestic Equity Portfolios other than the Enhanced U.S. Large Company Portfolio) (amounts in thousands), were as follows:
	U.S. Government Securities	Other Investment Securities
	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$44,428	$86,373	$68,073
U.S. Large Cap Equity Portfolio	—	539,455	163,790
U.S. Targeted Value Portfolio	—	3,688,875	1,309,656
U.S. Small Cap Value Portfolio	—	3,767,634	1,031,199
U.S. Core Equity 1 Portfolio	—	728,280	1,042,224
U.S. Core Equity 2 Portfolio	—	2,646,501	1,828,491
U.S. Vector Equity Portfolio	—	1,012,517	431,724
U.S. Small Cap Portfolio	—	3,002,204	816,431
U.S. Micro Cap Portfolio	—	1,699,021	464,669
U.S. High Relative Profitability Portfolio	—	1,095,794	600,589
DFA Real Estate Securities Portfolio	—	752,713	427,645
There were no purchases or sales of long-term U.S. government securities by the Portfolios other than the Enhanced U.S. Large Company Portfolio.
For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$276	$51,637	$50,375	—	—	$1,538	133	$39	—
Total	$276	$51,637	$50,375	—	—	$1,538		$39	—
258

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$18,184	$338,936	$342,695	$2	—	$14,427	1,247	$498	—
Total	$18,184	$338,936	$342,695	$2	—	$14,427		$498	—
U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$921,256	$4,333,629	$4,729,757	$143	$(4)	$525,267	45,411	$22,470	—
Total	$921,256	$4,333,629	$4,729,757	$143	$(4)	$525,267		$22,470	—
U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$944,174	$4,764,827	$5,027,447	$135	$(12)	$681,677	58,933	$25,150	—
Total	$944,174	$4,764,827	$5,027,447	$135	$(12)	$681,677		$25,150	—
U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$954,755	$8,649,682	$8,661,332	$196	$(15)	$943,286	81,550	$30,617	—
Total	$954,755	$8,649,682	$8,661,332	$196	$(15)	$943,286		$30,617	—
U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$988,342	$7,760,448	$8,139,093	$184	$(25)	$609,856	52,724	$27,172	—
Total	$988,342	$7,760,448	$8,139,093	$184	$(25)	$609,856		$27,172	—
U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$64,525	$854,223	$831,591	$16	$(1)	$87,172	7,536	$2,833	—
Total	$64,525	$854,223	$831,591	$16	$(1)	$87,172		$2,833	—
U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$1,135,690	$5,420,733	$5,076,702	$154	$(12)	$1,479,863	127,938	$37,745	—
Total	$1,135,690	$5,420,733	$5,076,702	$154	$(12)	$1,479,863		$37,745	—
U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$356,396	$2,426,175	$2,239,667	$65	$(8)	$542,961	46,940	$13,821	—
Total	$356,396	$2,426,175	$2,239,667	$65	$(8)	$542,961		$13,821	—
259

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$18,839	$1,179,072	$1,131,450	$15	—	$66,476	5,747	$1,254	—
Total	$18,839	$1,179,072	$1,131,450	$15	—	$66,476		$1,254	—
DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$61,164	$2,010,505	$1,762,607	$5	$(1)	$309,066	26,720	$4,185	—
Total	$61,164	$2,010,505	$1,762,607	$5	$(1)	$309,066		$4,185	—
F. Federal Income Taxes:
Each Portfolio has qualified  and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, redemption in-kind transactions, net foreign currency gains losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio
2024	$8,395	—	$8,395
2025	10,421	$198	10,619
U.S. Large Cap Equity Portfolio
2024	22,280	60,515	82,795
2025	23,490	—	23,490
U.S. Large Cap Value Portfolio
2024	461,652	387,138	848,790
2025	455,315	—	455,315
260

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Targeted Value Portfolio
2024	$194,952	$107,197	$302,149
2025	233,082	—	233,082
U.S. Small Cap Value Portfolio
2024	239,921	321,807	561,728
2025	275,112	—	275,112
U.S. Core Equity 1 Portfolio
2024	452,135	—	452,135
2025	414,173	—	414,173
U.S. Core Equity 2 Portfolio
2024	417,322	128,873	546,195
2025	393,201	—	393,201
U.S. Vector Equity Portfolio
2024	66,001	89,729	155,730
2025	62,006	—	62,006
U.S. Small Cap Portfolio
2024	180,087	195,630	375,717
2025	182,841	—	182,841
U.S. Micro Cap Portfolio
2024	77,557	101,539	179,096
2025	71,300	—	71,300
U.S. High Relative Profitability Portfolio
2024	68,461	—	68,461
2025	60,345	—	60,345
DFA Real Estate Securities Portfolio
2024	238,502	31,436	269,938
2025	178,500	—	178,500

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$13,135	$16,867	—	$298	$30,300
U.S. Large Cap Equity Portfolio	—	—	$(29,806)	1,334,492	1,304,686
U.S. Large Cap Value Portfolio	—	—	(542,236)	7,631,359	7,089,123
U.S. Targeted Value Portfolio	—	—	(159,765)	2,777,739	2,617,974
U.S. Small Cap Value Portfolio	—	—	(93,485)	2,989,424	2,895,939
U.S. Core Equity 1 Portfolio	—	—	(167,955)	26,855,736	26,687,781
U.S. Core Equity 2 Portfolio	—	—	—	22,570,872	22,570,872
U.S. Vector Equity Portfolio	—	—	(56,954)	1,838,980	1,782,026
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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Small Cap Portfolio	—	—	$(114,754)	$5,850,327	$5,735,573
U.S. Micro Cap Portfolio	$38	—	(17,061)	2,187,888	2,170,865
U.S. High Relative Profitability Portfolio	—	—	(96,539)	2,157,987	2,061,448
DFA Real Estate Securities Portfolio	66,482	—	(13,316)	2,363,193	2,416,359
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
U.S. Large Cap Equity Portfolio	$29,806
U.S. Large Cap Value Portfolio	542,236
U.S. Targeted Value Portfolio	159,765
U.S. Small Cap Value Portfolio	93,485
U.S. Core Equity 1 Portfolio	167,955
U.S. Vector Equity Portfolio	56,954
U.S. Small Cap Portfolio	114,754
U.S. Micro Cap Portfolio	17,061
U.S. High Relative Profitability Portfolio	96,539
DFA Real Estate Securities Portfolio	13,316
During the year ended October 31, 2025, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):
U.S. Targeted Value Portfolio	$38,563
U.S. Core Equity 1 Portfolio	42,001

As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$233,002	$783	$(481)	$302
U.S. Large Cap Equity Portfolio	1,116,427	1,339,089	(4,597)	1,334,492
U.S. Large Cap Value Portfolio	16,432,485	7,631,359	—	7,631,359
U.S. Targeted Value Portfolio	11,068,797	3,557,796	(780,046)	2,777,750
U.S. Small Cap Value Portfolio	13,665,950	4,026,051	(1,036,629)	2,989,422
U.S. Core Equity 1 Portfolio	12,036,340	26,978,235	(122,501)	26,855,734
U.S. Core Equity 2 Portfolio	13,770,128	22,697,551	(126,681)	22,570,870
U.S. Vector Equity Portfolio	3,184,960	1,942,095	(103,115)	1,838,980
U.S. Small Cap Portfolio	12,363,649	6,553,283	(702,957)	5,850,326
262

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Micro Cap Portfolio	$4,959,249	$2,574,773	$(386,885)	$2,187,888
U.S. High Relative Profitability Portfolio	3,457,870	2,271,231	(113,245)	2,157,986
DFA Real Estate Securities Portfolio	4,597,302	2,552,507	(189,317)	2,363,190
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through the Feeder Fund's investments in its corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts in an attempt to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon in an attempt to hedge against securities prices or as part of its overall investment strategy Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market
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value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amounts in thousands):
	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$45,250	$230,704
U.S. Targeted Value Portfolio	—	138,326
U.S. Small Cap Value Portfolio	—	171,124
U.S. Core Equity 1 Portfolio	—	268,182
U.S. Core Equity 2 Portfolio	—	267,677
U.S. Vector Equity Portfolio	—	38,643
U.S. Small Cap Portfolio	—	149,005
U.S. Micro Cap Portfolio	—	54,532
U.S. High Relative Profitability Portfolio	—	37,446
DFA Real Estate Securities Portfolio	—	74,409

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2025 (amounts in thousands):
	Asset Derivatives Value
	Total Value at October 31, 2025	Forward Currency Contracts (1)	Equity Contracts *,(2)
Enhanced U.S. Large Company Portfolio	$13,236	$637	$12,599
U.S. Targeted Value Portfolio	773	—	773
U.S. Small Cap Value Portfolio	1,071	—	1,071
U.S. Core Equity 1 Portfolio	8,995	—	8,995
U.S. Core Equity 2 Portfolio	8,358	—	8,358
U.S. Vector Equity Portfolio	722	—	722
U.S. Small Cap Portfolio	4,455	—	4,455
U.S. Micro Cap Portfolio	1,586	—	1,586
U.S. High Relative Profitability Portfolio	654	—	654
DFA Real Estate Securities Portfolio	1,675	—	1,675

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Liability Derivatives Value
	Total Value at October 31, 2025	Forward Currency Contracts (3)
Enhanced U.S. Large Company Portfolio	$(72)	$(72)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Variation Margin.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$29,276	$653	$28,623
U.S. Large Cap Equity Portfolio	(1,021)	—	(1,021)
U.S. Targeted Value Portfolio	18,316	—	18,316
U.S. Small Cap Value Portfolio	30,117	—	30,117
U.S. Core Equity 1 Portfolio	38,615	—	38,615
U.S. Core Equity 2 Portfolio	37,772	—	37,772
U.S. Vector Equity Portfolio	5,737	—	5,737
U.S. Small Cap Portfolio	9,176	—	9,176
U.S. Micro Cap Portfolio	5,414	—	5,414
U.S. High Relative Profitability Portfolio	5,974	—	5,974
DFA Real Estate Securities Portfolio	10,862	—	10,862

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$2,823	$64	$2,759
U.S. Targeted Value Portfolio	3,608	—	3,608
U.S. Small Cap Value Portfolio	9,119	—	9,119
U.S. Core Equity 1 Portfolio	6,626	—	6,626
U.S. Core Equity 2 Portfolio	17,273	—	17,273
U.S. Vector Equity Portfolio	1,569	—	1,569
U.S. Small Cap Portfolio	8,362	—	8,362
U.S. Micro Cap Portfolio	2,982	—	2,982
U.S. High Relative Profitability Portfolio	664	—	664
DFA Real Estate Securities Portfolio	945	—	945

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(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2025 (amounts in thousands):
		Gross Amounts Not Offset in the Statements of Assets and Liabilities					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Financial Instruments (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (b)	Gross Amounts of Recognized Liabilities	Financial Instruments (c)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (d)
	Assets					Liabilities
Enhanced U.S. Large Company Portfolio
Citibank, N.A.	$251	$(33)	—	—	$218	$33	$(33)	—	—	—
NatWest Markets PLC	287	—	—	—	287	—	—	—	—	—
HSBC Bank	—	—	—	—	—	10	—	—	—	$10
Societe Generale	70	—	—	—	70	—	—	—	—	—
UBS AG	29	(29)	—	—	—	29	(29)	—	—	—
Total	$637	$(62)	—	—	$575	$72	$(62)	—	—	$10

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.
(c)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(d)	Represents the net amount due to counterparties in the event of default.
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H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
For the year ended October 31, 2025, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2025
U.S. Large Cap Equity Portfolio	5.33%	$11,987	1	$2	$11,987	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025, that the Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the year ended October 31, 2025.
I. Affiliated Trades:
Cross trades for the year ended October 31, 2025, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.
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For the year ended October 31, 2025, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):
Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$81,474	$73,272	$(13,682)
U.S. Targeted Value Portfolio	327,707	251,540	(24,948)
U.S. Small Cap Value Portfolio	342,074	174,321	(10,733)
U.S. Core Equity 1 Portfolio	67,898	261,267	(23,398)
U.S. Core Equity 2 Portfolio	173,288	641,490	(46,938)
U.S. Vector Equity Portfolio	58,323	163,802	(18,606)
U.S. Small Cap Portfolio	256,413	138,563	(11,198)
U.S. Micro Cap Portfolio	164,409	43,686	(6,008)
U.S. High Relative Profitability Portfolio	74,970	127,257	(19,417)
DFA Real Estate Securities Portfolio	67,637	46,017	(16,024)
J. Securities Lending:
As of October 31, 2025, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Non-Cash Collateral Market Value
U.S. Targeted Value Portfolio	$162,169
U.S. Small Cap Value Portfolio	197,637
U.S. Core Equity 1 Portfolio	192,251
U.S. Core Equity 2 Portfolio	969,969
U.S. Vector Equity Portfolio	1
U.S. Small Cap Portfolio	249,307
U.S. Micro Cap Portfolio	9,662
DFA Real Estate Securities Portfolio	1,426

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
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Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. In-Kind Redemptions:
During the year ended October 31, 2025, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):
U.S. Large Cap Equity Portfolio	$126,984
U.S. Large Cap Value Portfolio	3,562,961
U.S. Targeted Value Portfolio	1,776,910
U.S. Small Cap Value Portfolio	1,820,524
U.S. Core Equity 1 Portfolio	1,896,245
U.S. Core Equity 2 Portfolio	2,989,430
U.S. Vector Equity Portfolio	688,869
U.S. Small Cap Portfolio	1,625,258
U.S. Micro Cap Portfolio	1,799,330
U.S. High Relative Profitability Portfolio	485,361
DFA Real Estate Securities Portfolio	476,197

M. Segment Reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s
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respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other:
As of October 31, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
Enhanced U.S. Large Company Portfolio	3	73%	0%
U.S. Large Cap Equity Portfolio	3	84%	0%
U.S. Large Cap Value Portfolio	2	69%	0%
U.S. Targeted Value Portfolio	2	52%	0%
U.S. Small Cap Value Portfolio	3	72%	0%
U.S. Core Equity 1 Portfolio	3	73%	0%
U.S. Core Equity 2 Portfolio	4	82%	16%
U.S. Vector Equity Portfolio	2	72%	0%
U.S. Small Cap Portfolio	2	52%	0%
U.S. Micro Cap Portfolio	3	83%	0%
U.S. High Relative Profitability Portfolio	3	84%	0%
DFA Real Estate Securities Portfolio	2	62%	0%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
P. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those
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shares  when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.
For the year ended October 31, 2025, the Portfolios’ activity in the program is listed below (amounts in thousands):
	Value of Purchases	Service Fees
U.S. Large Cap Equity Portfolio	$77,073	$109
U.S. Large Cap Value Portfolio	1,261,743	1,777
U.S. Targeted Value Portfolio	678,825	947
U.S. Small Cap Value Portfolio	760,639	1,049
U.S. Core Equity 1 Portfolio	1,573,579	2,190
U.S. Core Equity 2 Portfolio	1,136,118	1,617
U.S. Vector Equity Portfolio	320,594	452
U.S. Small Cap Portfolio	494,991	699
U.S. Micro Cap Portfolio	718,256	995
U.S. High Relative Profitability Portfolio	200,559	281
DFA Real Estate Securities Portfolio	373,681	522
Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio and DFA Real Estate Securities Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Large Cap Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio and DFA Real Estate Securities Portfolio (twelve of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025, and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

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statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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DFA Commodity Strategy Portfolio
CONSOLIDATED SCHEDULE OF INVESTMENTS
October 31, 2025

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (0.3%)
Federal National Mortgage Association
(r)	SOFR + 0.260%, FRN, 4.300%, 11/05/27	2,500	$2,511,625
BONDS — (47.0%)
AUSTRALIA — (7.3%)
Australia & New Zealand Banking Group Ltd.
	SOFR + 0.680%, FRN, 4.966%, 07/16/27	19,300	19,392,199
(r)Ω	SOFR + 0.680%, FRN, 4.966%, 07/16/27	4,000	4,019,109
Commonwealth Bank of Australia
	SOFR + 0.460%, FRN, 4.746%, 11/27/26	3,400	3,398,706
(r)Ω	SOFR + 0.460%, FRN, 4.746%, 11/27/26	1,000	999,620
(r)Ω	SOFR + 0.640%, FRN, 4.905%, 03/14/28	6,500	6,530,862
Glencore Funding LLC, SOFR + 1.060%, FRN
(r)Ω	5.170%, 04/04/27	517	519,701
Macquarie Bank Ltd.
(r)	SOFR + 0.920%, FRN, 5.190%, 07/02/27	5,000	5,036,267
(r)Ω	SOFR + 0.740%, FRN, 5.006%, 06/12/28	1,500	1,507,587
National Australia Bank Ltd., SOFR + 0.620%, FRN
(r)Ω	4.888%, 06/11/27	16,950	16,988,713
Westpac Banking Corp., SOFR + 0.460%, FRN
(r)	4.747%, 10/20/26	15,550	15,576,223
TOTAL AUSTRALIA			73,968,987
		Face Amount	Value†
		(000)

AUSTRIA — (0.2%)
Oesterreichische Kontrollbank AG
	4.625%, 11/03/25	1,828	1,828,000
CANADA — (1.4%)
Bank of Montreal, SOFR + 1.330%, FRN
(r)	5.520%, 06/05/26	2,100	$2,112,040
Canadian Imperial Bank of Commerce, SOFR + 1.220%, FRN
(r)	5.334%, 10/02/26	2,200	2,217,523
Rogers Communications, Inc.
	3.625%, 12/15/25	802	801,238
Royal Bank of Canada, SOFR + 0.950%, FRN
(r)	5.040%, 01/19/27	3,600	3,623,779
Toronto-Dominion Bank
(r)	SOFR + 1.080%, FRN, 5.173%, 07/17/26	2,900	2,917,489
(r)	SOFR + 0.820%, FRN, 4.883%, 01/31/28	905	908,533
(r)	SOFR + 0.910%, FRN, 5.119%, 06/02/28	1,100	1,105,123
TOTAL CANADA			13,685,725
FRANCE — (1.5%)
Agence Francaise de Developpement EPIC
	0.625%, 01/22/26	3,800	3,770,737
Caisse des Depots et Consignations
	4.250%, 01/20/26	4,400	4,399,754
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	5.036%, 03/11/27	7,250	7,278,747
TOTAL FRANCE			15,449,238
GERMANY — (1.8%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25	500	499,761

274

DFA Commodity Strategy Portfolio
CONTINUED
		Face Amount	Value†
		(000)

GERMANY — (Continued)
BMW U.S. Capital LLC
(r)Ω	SOFR + 0.550%, FRN, 4.664%, 04/02/26	2,000	$2,002,100
(r)Ω	SOFR + 0.710%, FRN, 4.991%, 08/11/27	2,143	2,150,381
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	4.940%, 01/13/28	4,830	4,834,202
Deutsche Bank AG
	4.100%, 01/13/26	1,300	1,299,197
Mercedes-Benz Finance North America LLC
(r)Ω	SOFR + 0.670%, FRN, 4.780%, 01/09/26	3,800	3,802,140
(r)Ω	SOFR + 0.930%, FRN, 5.048%, 03/31/28	1,600	1,605,520
Volkswagen Group of America Finance LLC, SOFR + 0.830%, FRN
(r)Ω	4.958%, 03/20/26	1,700	1,701,513
TOTAL GERMANY			17,894,814
ITALY — (0.4%)
Republic of Italy Government International Bonds
	1.250%, 02/17/26	4,266	4,229,729
JAPAN — (2.1%)
Nomura Holdings, Inc.
	5.709%, 01/09/26	920	922,006
NTT Finance Corp.
Ω	1.162%, 04/03/26	500	493,688
(r)Ω	SOFR + 1.080%, FRN, 5.358%, 07/16/28	8,250	8,334,810
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.430%, FRN, 5.705%, 01/13/26	830	832,065
(r)	SOFR + 1.300%, FRN, 5.575%, 07/13/26	208	209,446
(r)	SOFR + 0.880%, FRN, 5.156%, 01/14/27	1,657	1,665,798
		Face Amount	Value†
		(000)

JAPAN — (Continued)
Sumitomo Mitsui Trust Bank Ltd.
(r)Ω	SOFR + 1.120%, FRN, 5.398%, 03/09/26	4,500	$4,513,992
(r)Ω	SOFR + 1.150%, FRN, 5.417%, 09/14/26	1,750	1,761,517
(r)Ω	SOFR + 0.980%, FRN, 5.257%, 09/10/27	3,000	3,030,171
TOTAL JAPAN			21,763,493
NETHERLANDS — (1.3%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	4.858%, 07/07/28	5,000	5,008,972
Cooperatieve Rabobank UA
(r)	SOFR + 0.600%, FRN, 4.687%, 01/21/28	5,700	5,707,323
(r)	SOFR + 0.590%, FRN, 4.683%, 10/17/28	2,600	2,602,236
TOTAL NETHERLANDS			13,318,531
SINGAPORE — (2.1%)
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)Ω	4.858%, 03/21/28	20,000	20,081,865
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.676%, 08/20/27	1,640	1,640,607
TOTAL SINGAPORE			21,722,472
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.0%)
Asian Development Bank, SOFR + 1.000%, FRN
(r)	5.115%, 04/06/27	5,835	5,896,565
European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	4.590%, 02/20/28	10,000	10,009,587
Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.466%, 10/04/27	22,000	22,037,168

275

DFA Commodity Strategy Portfolio
CONTINUED
		Face Amount	Value†
		(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
(r)	SOFR + 0.270%, FRN, 4.440%, 06/15/27	16,000	$16,009,940
(r)	SOFR + 0.430%, FRN, 4.694%, 08/19/27	7,368	7,395,556
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			61,348,816
SWEDEN — (0.5%)
Svenska Handelsbanken AB
(r)Ω	SOFR + 1.250%, FRN, 5.408%, 06/15/26	5,000	5,033,104
UNITED KINGDOM — (1.2%)
GlaxoSmithKline Capital PLC, SOFR + 0.500%, FRN
(r)	4.662%, 03/12/27	3,350	3,367,843
NatWest Markets PLC, SOFR + 0.950%, FRN
(r)Ω	5.078%, 03/21/28	9,000	9,046,489
TOTAL UNITED KINGDOM			12,414,332
UNITED STATES — (21.2%)
7-Eleven, Inc.
	0.950%, 02/10/26	130	128,781
American Electric Power Co., Inc.
	1.000%, 11/01/25	1,495	1,495,000
American Express Co., SOFR + 0.760%, FRN
(r)	5.029%, 02/13/26	8,876	8,882,237
American Honda Finance Corp.
(r)	SOFR + 0.920%, FRN, 5.020%, 01/12/26	1,140	1,141,563
(r)	SOFR + 0.720%, FRN, 4.830%, 10/05/26	1,055	1,057,573
(r)	SOFR + 0.770%, FRN, 4.932%, 03/12/27	440	440,807
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
#(r)	SOFR + 0.820%, FRN, 5.024%, 03/03/28	2,500	$2,502,779
	American Tower Corp.
	4.400%, 02/15/26	5,151	5,151,143
	Aon Global Ltd.
	3.875%, 12/15/25	1,055	1,054,466
	Boeing Co.
	3.100%, 05/01/26	5,000	4,971,200
	Boston Properties LP
	3.650%, 02/01/26	2,117	2,112,671
	Cargill, Inc., SOFR + 0.610%, FRN
(r)Ω	4.891%, 02/11/28	3,500	3,507,701
Caterpillar Financial Services Corp.
(r)	SOFR + 0.690%, FRN, 4.784%, 10/16/26	6,500	6,530,671
(r)	SOFR + 0.520%, FRN, 4.784%, 05/14/27	1,066	1,068,860
	Charles Schwab Corp., SOFR + 0.520%, FRN
#(r)	4.789%, 05/13/26	7,200	7,201,845
	Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.698%, 02/26/28	14,178	14,218,365
	Cigna Group
	1.250%, 03/15/26	2,502	2,474,623
	Citibank NA, SOFR + 0.781%, FRN
(r)	4.988%, 05/29/27	1,000	1,007,203
	Consolidated Edison Co. of New York, Inc., SOFR + 0.520%, FRN
(r)	4.777%, 11/18/27	7,600	7,604,028
	Crown Castle, Inc.
	4.450%, 02/15/26	578	577,609
	CVS Health Corp.
	5.000%, 02/20/26	5,100	5,107,661
	Dow Chemical Co.
	4.550%, 11/30/25	2,000	2,000,191
	DuPont de Nemours, Inc.
	4.493%, 11/15/25	3,032	3,031,372
	Elevance Health, Inc.
	1.500%, 03/15/26	760	752,472
	FedEx Corp.
	3.250%, 04/01/26	1,000	995,783

276

DFA Commodity Strategy Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
General Electric Co., TSFR3M + 0.642%, FRN
(r)	4.963%, 05/05/26	6,714	$6,727,621
General Motors Financial Co., Inc.
	1.250%, 01/08/26	2,620	2,604,717
(r)	SOFR + 1.350%, FRN, 5.634%, 05/08/27	1,600	1,608,240
HCA, Inc., SOFR + 0.870%, FRN
(r)	5.082%, 03/01/28	1,500	1,510,072
Hewlett Packard Enterprise Co., SOFR + 0.960%, FRN
#(r)	5.118%, 09/15/28	6,000	6,017,728
HSBC USA, Inc.
(r)	SOFR + 0.960%, FRN, 5.154%, 03/04/27	2,250	2,263,185
(r)	SOFR + 0.970%, FRN, 5.174%, 06/03/28	7,000	7,049,558
Intel Corp.
	4.875%, 02/10/26	540	540,826
Intercontinental Exchange, Inc.
	3.750%, 12/01/25	3,575	3,572,855
John Deere Capital Corp.
(r)	SOFR + 0.440%, FRN, 4.644%, 03/06/26	2,500	2,502,197
(r)	SOFR + 0.500%, FRN, 4.704%, 03/06/28	7,000	7,008,896
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.186%, 12/08/26	5,250	5,287,868
Keurig Dr. Pepper, Inc., SOFR + 0.580%, FRN
(r)	4.840%, 11/15/26	1,500	1,500,008
Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.598%, 03/15/28	5,100	5,104,780
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.400%, FRN, 4.604%, 12/03/25	2,000	2,000,204
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
(r)	SOFR + 0.820%, FRN, 4.974%, 09/16/27	750	$753,955
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.813%, 05/20/27	3,750	3,761,350
NextEra Energy Capital Holdings, Inc., SOFR + 0.760%, FRN
(r)	4.829%, 01/29/26	7,800	7,809,923
NNN REIT, Inc.
	4.000%, 11/15/25	600	599,779
Oracle Corp.
	5.800%, 11/10/25	2,800	2,800,715
PayPal Holdings, Inc., SOFR + 0.670%, FRN
(r)	4.856%, 03/06/28	5,623	5,640,591
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.200%, 11/15/25	5,736	5,728,721
PepsiCo, Inc.
	5.250%, 11/10/25	200	200,036
#(r)	SOFR + 0.400%, FRN, 4.669%, 02/13/26	3,020	3,023,020
Philip Morris International, Inc.
	5.000%, 11/17/25	2,440	2,440,599
	4.875%, 02/13/26	5,600	5,609,226
Public Storage Operating Co., SOFR + 0.700%, FRN
(r)	4.794%, 04/16/27	10,100	10,131,361
Realty Income Corp.
	4.625%, 11/01/25	200	200,000
RTX Corp.
	5.000%, 02/27/26	665	666,069
Southwestern Electric Power Co.
	1.650%, 03/15/26	650	643,952
T-Mobile USA, Inc.
	1.500%, 02/15/26	3,500	3,471,030
Toyota Motor Credit Corp.
(r)	SOFR + 0.890%, FRN, 5.147%, 05/18/26	1,800	1,806,110
(r)	SOFR + 0.650%, FRN, 4.782%, 03/19/27	7,900	7,931,993
Vontier Corp.
	1.800%, 04/01/26	5,000	4,947,243

277

DFA Commodity Strategy Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	5.236%, 12/11/26	5,930	$5,991,802
Williams Cos., Inc.
	5.400%, 03/02/26	800	802,996
TOTAL UNITED STATES			215,275,830
TOTAL BONDS			477,933,071
U.S. TREASURY OBLIGATIONS — (21.7%)
U.S. Treasury Bills
∞	4.074%, 11/25/25	15,000	14,964,443
~∞	4.177%, 11/28/25	68,000	67,817,524
∞	3.937%, 12/23/25	10,000	9,946,149
~∞	3.926%, 01/15/26	20,000	19,847,211
#∞	3.865%, 02/26/26	23,000	22,725,287
~	3.838%, 03/19/26	73,000	71,974,336
U.S. Treasury Notes
(r)	3M USTMMR + 0.150%, FRN, 3.916%, 04/30/26	13,000	12,997,477
TOTAL U.S. TREASURY OBLIGATIONS			220,272,427
COMMERCIAL PAPER — (30.2%)
AUSTRALIA — (1.0%)
Glencore Funding LLC
Ω	4.290%, 12/10/25	2,000	1,990,778
Telstra Group Ltd.
Ω	4.197%, 12/10/25	1,750	1,742,235
Ω	4.149%, 01/30/26	7,000	6,926,249
TOTAL AUSTRALIA			10,659,262
CANADA — (4.6%)
Alimentation Couche-Tard, Inc.
Ω	4.145%, 01/22/26	500	495,189
Ω	4.252%, 01/22/26	7,000	6,932,645
John Deere Financial, Inc.
Ω	4.169%, 11/10/25	750	749,176
Nutrien Ltd.
Ω	4.594%, 11/10/25	500	499,425
Ω	4.276%, 11/14/25	5,000	4,992,011
Ω	4.236%, 12/01/25	500	498,209
Ω	4.237%, 12/02/25	1,250	1,245,379
PSP Capital, Inc.
Ω	4.099%, 12/05/25	2,250	2,241,410
Ω	3.971%, 01/23/26	9,000	8,917,680
TELUS Corp.
Ω	4.979%, 11/05/25	2,750	2,748,272
Ω	4.844%, 01/06/26	500	495,712
		Face Amount	Value†
		(000)

CANADA — (Continued)
Ω	5.037%, 01/16/26	1,750	$1,732,813
Ω	4.512%, 02/19/26	500	492,911
Ω	4.330%, 02/25/26	500	492,515
Toronto-Dominion Bank
Ω	4.220%, 12/15/25	5,000	4,974,909
Ω	4.200%, 12/18/25	3,000	2,983,927
TransCanada PipeLines Ltd.
Ω	4.252%, 11/19/25	5,000	4,989,200
Ω	4.243%, 11/24/25	1,750	1,745,221
TOTAL CANADA			47,226,604
DENMARK — (0.1%)
Danske Bank AS
Ω	4.483%, 11/05/25	500	499,724
FRANCE — (3.0%)
Caisse des Depots et Consignations
Ω	4.151%, 11/21/25	3,000	2,993,172
Ω	4.167%, 12/01/25	5,000	4,983,117
Credit Agricole Corporate & Investment Bank SA
	4.038%, 02/06/26	7,500	7,418,777
Electricite de France SA
Ω	4.232%, 11/21/25	5,625	5,611,074
LVMH Moet Hennessy Louis Vuitton SE
Ω	3.988%, 01/16/26	5,000	4,958,320
Sanofi SA
Ω	4.169%, 12/17/25	3,000	2,984,630
TotalEnergies Capital SA
Ω	4.107%, 11/21/25	2,000	1,995,424
TOTAL FRANCE			30,944,514
GERMANY — (0.5%)
BASF SE
Ω	4.823%, 11/07/25	2,000	1,998,390
VW Credit, Inc.
Ω	4.302%, 11/24/25	250	249,317
Ω	4.283%, 01/22/26	2,750	2,723,912
TOTAL GERMANY			4,971,619
ITALY — (0.5%)
Enel Finance America LLC
Ω	4.253%, 01/09/26	5,000	4,960,139
NETHERLANDS — (1.0%)
BNG Bank NV
Ω	4.074%, 12/19/25	10,000	9,946,508

278

DFA Commodity Strategy Portfolio
CONTINUED
		Face Amount	Value†
		(000)

SINGAPORE — (0.3%)
DBS Bank Ltd.
Ω	4.144%, 01/22/26	3,250	$3,220,483
UNITED KINGDOM — (1.0%)
LSEGA Financing PLC
Ω	4.252%, 11/12/25	4,000	3,994,605
Ω	4.253%, 12/11/25	2,500	2,488,427
Ω	4.253%, 12/12/25	1,550	1,542,647
Ω	4.254%, 12/15/25	500	497,456
Standard Chartered Bank
Ω	4.090%, 01/14/26	1,500	1,487,435
TOTAL UNITED KINGDOM			10,010,570
UNITED STATES — (18.2%)
American Honda Finance Corp.
	4.246%, 12/18/25	4,500	4,475,142
Archer-Daniels-Midland Co.
Ω	4.079%, 12/18/25	8,000	7,957,696
Avangrid, Inc.
Ω	4.223%, 11/21/25	1,500	1,496,470
Ω	4.218%, 12/08/25	4,000	3,983,004
Becton Dickinson & Co.
Ω	4.311%, 11/07/25	1,250	1,248,991
Ω	4.222%, 11/21/25	1,800	1,795,701
Ω	4.194%, 12/19/25	4,750	4,723,370
Boston Properties LP
Ω	4.324%, 11/06/25	3,000	2,997,937
Ω	4.344%, 11/06/25	775	774,467
BP Capital Markets PLC
Ω	4.043%, 12/10/25	4,500	4,479,883
Campbell's Co.
Ω	4.320%, 11/05/25	250	249,852
Ω	4.506%, 12/03/25	3,500	3,486,362
Ω	4.335%, 12/04/25	2,000	1,991,970
Ω	4.183%, 12/17/25	1,000	994,444
Charles Schwab Corp.
Ω	4.669%, 11/14/25	2,000	1,996,960
Chevron Phillips Chemical Co. LLC
Ω	4.334%, 11/13/25	250	249,636
Ω	4.304%, 12/18/25	7,500	7,459,260
CRH America Finance, Inc.
Ω	4.324%, 12/08/25	5,500	5,476,151
Dominion Energy, Inc.
Ω	4.279%, 11/13/25	3,385	3,380,007
Duke Energy Corp.
Ω	4.293%, 11/18/25	4,000	3,991,996
Ω	4.251%, 11/20/25	1,500	1,496,664
Ω	4.224%, 11/24/25	1,750	1,745,326
EIDP, Inc.
Ω	4.282%, 11/13/25	5,500	5,491,905
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Ω	4.303%, 11/13/25	2,000	$1,997,056
Enbridge U.S., Inc.
Ω	4.265%, 11/12/25	7,500	7,489,719
Entergy Corp.
Ω	4.405%, 12/10/25	1,500	1,493,150
Ω	4.407%, 12/10/25	550	547,488
Ω	4.429%, 12/11/25	5,000	4,976,590
ERAC USA Finance LLC
Ω	4.282%, 11/10/25	7,000	6,991,974
Ω	4.287%, 11/20/25	1,000	997,726
Harley-Davidson Financial Services, Inc.
Ω	4.498%, 12/08/25	2,500	2,488,735
Ω	4.613%, 12/08/25	4,000	3,981,977
Ω	4.675%, 12/08/25	250	248,874
Honeywell International, Inc.
Ω	4.228%, 12/15/25	1,000	995,069
Ω	4.309%, 12/19/25	1,000	994,607
Intesa Sanpaolo Funding LLC
	4.669%, 11/12/25	5,250	5,242,429
ITC Holdings Corp.
Ω	4.609%, 11/17/25	1,500	1,497,102
Marriott International, Inc.
Ω	4.273%, 11/19/25	4,600	4,589,821
Medtronic Global Holdings SCA
Ω	4.240%, 11/17/25	1,185	1,182,748
Ω	4.158%, 11/21/25	1,000	997,648
Mondelez International, Inc.
Ω	4.451%, 11/05/25	2,000	1,998,862
Ω	4.257%, 12/04/25	4,000	3,984,712
Ω	4.175%, 12/22/25	1,000	994,118
Nestle Finance International Ltd.
Ω	4.324%, 11/18/25	5,000	4,990,192
NextEra Energy Capital Holdings, Inc.
Ω	4.290%, 11/20/25	1,500	1,496,589
Ω	4.265%, 11/25/25	500	498,578
NiSource, Inc.
Ω	4.249%, 11/14/25	5,000	4,992,032
Oracle Corp.
Ω	4.336%, 01/16/26	4,500	4,461,216
Parker-Hannifin Corp.
Ω	4.074%, 12/09/25	1,000	995,542
Ω	4.142%, 01/12/26	4,000	3,966,897
Phillips 66
Ω	4.252%, 11/19/25	5,000	4,989,162
Ω	4.252%, 11/20/25	750	748,287
Ω	4.252%, 11/21/25	1,750	1,745,799

279

DFA Commodity Strategy Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Sanofi SA
Ω	4.464%, 11/10/25	10,000	$9,989,014
Sherwin-Williams Co.
Ω	4.261%, 11/05/25	6,500	6,496,349
Stanley Black & Decker, Inc.
Ω	4.574%, 11/19/25	5,750	5,737,211
Sysco Corp.
Ω	4.185%, 12/19/25	5,500	5,469,539
VW Credit, Inc.
Ω	4.387%, 11/17/25	2,750	2,744,626
TOTAL UNITED STATES			184,954,632
TOTAL COMMERCIAL PAPER (Cost $307,412,083)			307,394,055
TOTAL INVESTMENT SECURITIES (Cost $1,007,522,112)			1,008,111,178

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	706,120	$8,167,692
TOTAL INVESTMENTS — (100.0%)
(Cost $1,015,689,804)			$1,016,278,870
As of October 31, 2025, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	136	03/13/26	$3,029,566	$3,019,200	$(10,366)
CBOT Soybean Futures	66	01/14/26	3,400,036	3,680,325	280,289
CBOT Soybean Meal Futures	65	01/14/26	1,825,064	2,102,750	277,686
CBOT Soybean Oil Futures	76	01/14/26	2,290,650	2,237,593	(53,057)
CBOT Wheat Futures	58	03/13/26	1,582,989	1,590,650	7,661
CME Lean Hogs Futures	30	02/13/26	992,134	990,300	(1,834)
CME Live Cattle Futures	26	02/27/26	2,399,671	2,367,820	(31,851)
COMEX Copper Futures	28	03/27/26	3,732,140	3,609,900	(122,240)
COMEX Gold 100 Troy Oz. Futures	30	02/25/26	12,142,765	12,088,500	(54,265)
COMEX Silver Futures	16	03/27/26	3,892,950	3,900,160	7,210
ICE Brent Crude Oil Futures	23	01/12/26	1,538,997	1,569,750	30,753
ICE Brent Crude Oil Futures	58	01/30/26	3,697,896	3,703,880	5,984
KCBT Hard Red Winter Wheat Futures	37	03/13/26	993,445	992,988	(457)
LME Lead Futures	12	01/19/26	602,937	604,602	1,665
LME Lead Futures	12	11/17/25	601,637	600,234	(1,403)
LME Nickel Futures	16	11/17/25	1,447,474	1,445,967	(1,507)
LME Nickel Futures	17	01/19/26	1,568,343	1,550,955	(17,388)
LME Primary Aluminum Futures	40	11/17/25	2,609,706	2,878,530	268,824
LME Primary Aluminum Futures	42	01/19/26	2,821,603	3,030,741	209,138
LME Zinc Futures	19	11/17/25	1,326,060	1,484,365	158,305
LME Zinc Futures	20	01/19/26	1,470,120	1,533,455	63,335
NYBOT Csc ’c’ Coffee Futures	14	03/19/26	1,934,100	1,954,313	20,213
NYBOT Csc No. 11 World Sugar Futures	76	02/27/26	1,448,584	1,228,282	(220,302)
NYBOT CTN No. 2 Cotton Futures	26	03/09/26	875,414	867,490	(7,924)
NYMEX Henry Hub Natural Gas Futures	142	12/29/25	5,943,754	6,203,980	260,226
NYMEX Light Sweet Crude Oil Futures	53	12/19/25	3,316,057	3,211,800	(104,257)

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CONTINUED
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
NYMEX NY Harbor ULSD Futures	12	12/31/25	$1,160,010	$1,194,782	$34,772
NYMEX Reformulated Gasoline Blend Futures	14	12/31/25	1,099,675	1,094,386	(5,289)
Total			$69,743,777	$70,737,698	$993,921
Short Position contracts:
LME Lead Futures	(1)	01/19/26	(49,545)	(50,384)	(839)
LME Lead Futures	(12)	11/17/25	(594,813)	(600,234)	(5,421)
LME Nickel Futures	(16)	11/17/25	(1,462,574)	(1,445,968)	16,606
LME Nickel Futures	(3)	01/19/26	(273,567)	(273,698)	(131)
LME Primary Aluminum Futures	(5)	01/19/26	(350,024)	(360,802)	(10,778)
LME Primary Aluminum Futures	(40)	11/17/25	(2,680,244)	(2,878,530)	(198,286)
LME Zinc Futures	(2)	01/19/26	(150,090)	(153,346)	(3,256)
LME Zinc Futures	(19)	11/17/25	(1,397,020)	(1,484,366)	(87,346)
Total			$(6,957,877)	$(7,247,328)	$(289,451)
Total Futures Contracts			$62,785,900	$63,490,370	$704,470
As of October 31, 2025, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty**	Notional Amount		Payments made by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)

BNP BPCOENHC Custom Strategy (1)	BNP Paribas	USD	111,463,445	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	01/27/26	—	—	$605,231	$605,231
BNP ENHADYNC Custom Strategy (2)	BNP Paribas	USD	102,224,433	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	01/27/26	—	—	494,496	494,496
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (3)	Bank of America Corp.	USD	96,635,632	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	11/25/25	—	—	1,019,825	1,019,825
BofA Merrill Lynch Total Return Index (4)	Bank of America Corp.	USD	111,139,297	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	11/25/25	—	—	1,199,675	1,199,675
Citi Commodities Pre-Roll RS Total Return Index (5)	Citibank, N.A.	USD	121,142,218	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	12/23/25	—	—	538,513	538,513
Citi Custom CIVICS H Total Return Index (6)	Citibank, N.A.	USD	67,254,797	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	12/23/25	—	—	354,299	354,299

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Reference Entity*	Counterparty**	Notional Amount		Payments made by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
RBC Custom RBCADM0T Total Return Index (7)	Royal Bank of Canada	USD	107,381,499	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	11/25/25	—	—	$1,133,233	$1,133,233
RBC Custom RBCADMDT Total Return Index (8)	Royal Bank of Canada	USD	101,068,250	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	11/25/25	—	—	1,090,938	1,090,938
UBS UBSIB190 Custom Strategy (9)	UBS AG	USD	221,370,047	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	01/28/26	—	—	2,462,899	2,462,899

Total						—	—	$8,899,109	$8,899,109
*
Portfolio receives the price appreciation of the reference entity at maturity.
**
As of October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $4,587,094  in connection with open total return swap contracts.
***
Payments received (paid) by the Fund are exchanged at maturity.
(1) The following table represents the individual positions within the Total Return Swap as of October 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.57%	$ 3,974,594
CBOT Corn Futures	3.73%	4,162,421
NYMEX Light Sweet Crude Oil Futures	6.09%	6,795,324
ICE Brent Crude Oil Futures	5.99%	6,675,887
NYBOT CTN No. 2 Cotton Futures	1.08%	1,207,475
COMEX Gold 100 Troy Oz. Futures	18.97%	21,152,947
COMEX Copper Futures	4.62%	5,144,458
NYMEX NY Harbor ULSD Futures	2.36%	2,627,263
NYBOT CSC 'C' Coffee Futures	3.92%	4,364,551
KCBT Hard Red Winter Wheat Futures	1.22%	1,359,337
LME Primary Aluminum Futures	4.22%	4,708,674
CME Live Cattle Futures	4.44%	4,950,252
CME Lean Hogs Futures	1.24%	1,380,583
LME Lead Futures	0.68%	752,541
LME Nickel Futures	2.11%	2,347,977
LME Zinc Futures	2.14%	2,388,339
NYMEX Henry Hub Natural Gas Futures	11.89%	13,259,158
ICE Gasoil Futures	2.97%	3,307,507
CBOT Soybean Futures	4.68%	5,215,723
NYBOT CSC No. 11 World Sugar Futures	2.38%	2,649,434
COMEX Silver Futures	5.00%	5,570,219
CBOT Soybean Meal Futures	2.65%	2,958,868
CBOT Wheat Futures	1.96%	2,181,428
NYMEX Reformulated Gasoline Blend Futures	2.09%	2,328,485
Total Notional Amount		$ 111,463,445

282

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CONTINUED
(2) The following table represents the individual positions within the Total Return Swap as of October 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.50%	$ 3,581,307
CBOT Corn Futures	4.77%	4,878,963
NYMEX Light Sweet Crude Oil Futures	5.02%	5,134,663
ICE Brent Crude Oil Futures	5.83%	5,958,599
NYBOT CTN No. 2 Cotton Futures	1.37%	1,400,773
COMEX Gold 100 Troy Oz. Futures	18.92%	19,333,042
COMEX Copper Futures	5.78%	5,911,948
NYMEX NY Harbor ULSD Futures	1.95%	1,990,607
NYBOT CSC 'C' Coffee Futures	3.06%	3,125,252
KCBT Hard Red Winter Wheat Futures	1.56%	1,592,167
LME Primary Aluminum Futures	4.17%	4,264,334
CME Live Cattle Futures	3.66%	3,741,776
CME Lean Hogs Futures	1.58%	1,617,067
LME Lead Futures	0.83%	852,712
LME Nickel Futures	2.08%	2,126,847
LME Zinc Futures	2.12%	2,165,604
NYMEX Henry Hub Natural Gas Futures	9.81%	10,023,313
ICE Gasoil Futures	2.44%	2,499,209
CBOT Soybean Futures	5.84%	5,970,492
NYBOT CSC No. 11 World Sugar Futures	1.95%	1,988,803
COMEX Silver Futures	6.25%	6,385,415
CBOT Soybean Meal Futures	3.29%	3,366,075
CBOT Wheat Futures	2.50%	2,556,021
NYMEX Reformulated Gasoline Blend Futures	1.72%	1,759,444
Total Notional Amount		$ 102,224,433
(3) The following table represents the individual positions within the Total Return Swap as of October 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.50%	$ 3,385,511
CBOT Corn Futures	4.77%	4,612,221
NYMEX Light Sweet Crude Oil Futures	5.02%	4,853,942
ICE Brent Crude Oil Futures	5.83%	5,632,831
NYBOT CTN No. 2 Cotton Futures	1.37%	1,324,190
COMEX Gold 100 Troy Oz. Futures	18.92%	18,276,068
COMEX Copper Futures	5.78%	5,588,730
NYMEX NY Harbor ULSD Futures	1.95%	1,881,776
NYBOT CSC 'C' Coffee Futures	3.06%	2,954,388
KCBT Hard Red Winter Wheat Futures	1.56%	1,505,120
LME Primary Aluminum Futures	4.17%	4,031,195
CME Live Cattle Futures	3.66%	3,537,206
CME Lean Hogs Futures	1.58%	1,528,659
LME Lead Futures	0.83%	806,093
LME Nickel Futures	2.08%	2,010,568
LME Zinc Futures	2.12%	2,047,207
NYMEX Henry Hub Natural Gas Futures	9.81%	9,475,320
ICE Gasoil Futures	2.44%	2,362,572
CBOT Soybean Futures	5.84%	5,644,074
NYBOT CSC No. 11 World Sugar Futures	1.95%	1,880,072

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Futures Contract	% of Index	Notional Amount
COMEX Silver Futures	6.25%	6,036,313
CBOT Soybean Meal Futures	3.29%	3,182,046
CBOT Wheat Futures	2.50%	2,416,279
NYMEX Reformulated Gasoline Blend Futures	1.72%	1,663,251
Total Notional Amount		$ 96,635,632
(4) The following table represents the individual positions within the Total Return Swap as of October 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.57%	$ 3,963,035
CBOT Corn Futures	3.73%	4,150,316
NYMEX Light Sweet Crude Oil Futures	6.09%	6,775,563
ICE Brent Crude Oil Futures	5.99%	6,656,474
NYBOT CTN No. 2 Cotton Futures	1.08%	1,203,964
COMEX Gold 100 Troy Oz. Futures	18.97%	21,091,430
COMEX Copper Futures	4.62%	5,129,497
NYMEX NY Harbor ULSD Futures	2.36%	2,619,623
NYBOT CSC 'C' Coffee Futures	3.92%	4,351,859
KCBT Hard Red Winter Wheat Futures	1.22%	1,355,384
LME Primary Aluminum Futures	4.22%	4,694,981
CME Live Cattle Futures	4.44%	4,935,856
CME Lean Hogs Futures	1.24%	1,376,568
LME Lead Futures	0.68%	750,353
LME Nickel Futures	2.11%	2,341,149
LME Zinc Futures	2.14%	2,381,393
NYMEX Henry Hub Natural Gas Futures	11.89%	13,220,598
ICE Gasoil Futures	2.97%	3,297,888
CBOT Soybean Futures	4.68%	5,200,555
NYBOT CSC No. 11 World Sugar Futures	2.38%	2,641,730
COMEX Silver Futures	5.00%	5,554,020
CBOT Soybean Meal Futures	2.65%	2,950,263
CBOT Wheat Futures	1.96%	2,175,084
NYMEX Reformulated Gasoline Blend Futures	2.09%	2,321,714
Total Notional Amount		$ 111,139,297
(5) The following table represents the individual positions within the Total Return Swap as of October 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.57%	$ 4,319,722
CBOT Corn Futures	3.73%	4,523,859
NYMEX Light Sweet Crude Oil Futures	6.09%	7,385,387
ICE Brent Crude Oil Futures	5.99%	7,255,578
NYBOT CTN No. 2 Cotton Futures	1.08%	1,312,325
COMEX Gold 100 Troy Oz. Futures	18.97%	22,989,732
COMEX Copper Futures	4.62%	5,591,170
NYMEX NY Harbor ULSD Futures	2.36%	2,855,398
NYBOT CSC 'C' Coffee Futures	3.92%	4,743,541
KCBT Hard Red Winter Wheat Futures	1.22%	1,477,373

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CONTINUED
Futures Contract	% of Index	Notional Amount
LME Primary Aluminum Futures	4.22%	5,117,546
CME Live Cattle Futures	4.44%	5,380,100
CME Lean Hogs Futures	1.24%	1,500,464
LME Lead Futures	0.68%	817,887
LME Nickel Futures	2.11%	2,551,861
LME Zinc Futures	2.14%	2,595,727
NYMEX Henry Hub Natural Gas Futures	11.89%	14,410,498
ICE Gasoil Futures	2.97%	3,594,710
CBOT Soybean Futures	4.68%	5,668,623
NYBOT CSC No. 11 World Sugar Futures	2.38%	2,879,494
COMEX Silver Futures	5.00%	6,053,901
CBOT Soybean Meal Futures	2.65%	3,215,797
CBOT Wheat Futures	1.96%	2,370,849
NYMEX Reformulated Gasoline Blend Futures	2.09%	2,530,676
Total Notional Amount		$ 121,142,218
(6) The following table represents the individual positions within the Total Return Swap as of October 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.50%	$ 2,356,189
CBOT Corn Futures	4.77%	3,209,934
NYMEX Light Sweet Crude Oil Futures	5.02%	3,378,162
ICE Brent Crude Oil Futures	5.83%	3,920,240
NYBOT CTN No. 2 Cotton Futures	1.37%	921,587
COMEX Gold 100 Troy Oz. Futures	18.92%	12,719,464
COMEX Copper Futures	5.78%	3,889,548
NYMEX NY Harbor ULSD Futures	1.95%	1,309,646
NYBOT CSC 'C' Coffee Futures	3.06%	2,056,144
KCBT Hard Red Winter Wheat Futures	1.56%	1,047,507
LME Primary Aluminum Futures	4.17%	2,805,562
CME Live Cattle Futures	3.66%	2,461,763
CME Lean Hogs Futures	1.58%	1,063,890
LME Lead Futures	0.83%	561,010
LME Nickel Futures	2.08%	1,399,280
LME Zinc Futures	2.12%	1,424,779
NYMEX Henry Hub Natural Gas Futures	9.81%	6,594,470
ICE Gasoil Futures	2.44%	1,644,262
CBOT Soybean Futures	5.84%	3,928,065
NYBOT CSC No. 11 World Sugar Futures	1.95%	1,308,460
COMEX Silver Futures	6.25%	4,201,049
CBOT Soybean Meal Futures	3.29%	2,214,585
CBOT Wheat Futures	2.50%	1,681,640
NYMEX Reformulated Gasoline Blend Futures	1.72%	1,157,561
Total Notional Amount		$ 67,254,797

285

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CONTINUED
(7) The following table represents the individual positions within the Total Return Swap as of October 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.50%	$ 3,761,979
CBOT Corn Futures	4.77%	5,125,099
NYMEX Light Sweet Crude Oil Futures	5.02%	5,393,699
ICE Brent Crude Oil Futures	5.83%	6,259,201
NYBOT CTN No. 2 Cotton Futures	1.37%	1,471,440
COMEX Gold 100 Troy Oz. Futures	18.92%	20,308,365
COMEX Copper Futures	5.78%	6,210,196
NYMEX NY Harbor ULSD Futures	1.95%	2,091,030
NYBOT CSC 'C' Coffee Futures	3.06%	3,282,916
KCBT Hard Red Winter Wheat Futures	1.56%	1,672,489
LME Primary Aluminum Futures	4.17%	4,479,463
CME Live Cattle Futures	3.66%	3,930,542
CME Lean Hogs Futures	1.58%	1,698,645
LME Lead Futures	0.83%	895,730
LME Nickel Futures	2.08%	2,234,143
LME Zinc Futures	2.12%	2,274,856
NYMEX Henry Hub Natural Gas Futures	9.81%	10,528,975
ICE Gasoil Futures	2.44%	2,625,290
CBOT Soybean Futures	5.84%	6,271,694
NYBOT CSC No. 11 World Sugar Futures	1.95%	2,089,135
COMEX Silver Futures	6.25%	6,707,550
CBOT Soybean Meal Futures	3.29%	3,535,889
CBOT Wheat Futures	2.50%	2,684,968
NYMEX Reformulated Gasoline Blend Futures	1.72%	1,848,205
Total Notional Amount		$ 107,381,499
(8) The following table represents the individual positions within the Total Return Swap as of October 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.57%	$ 3,603,919
CBOT Corn Futures	3.73%	3,774,229
NYMEX Light Sweet Crude Oil Futures	6.09%	6,161,584
ICE Brent Crude Oil Futures	5.99%	6,053,287
NYBOT CTN No. 2 Cotton Futures	1.08%	1,094,865
COMEX Gold 100 Troy Oz. Futures	18.97%	19,180,200
COMEX Copper Futures	4.62%	4,664,681
NYMEX NY Harbor ULSD Futures	2.36%	2,382,242
NYBOT CSC 'C' Coffee Futures	3.92%	3,957,509
KCBT Hard Red Winter Wheat Futures	1.22%	1,232,564
LME Primary Aluminum Futures	4.22%	4,269,539
CME Live Cattle Futures	4.44%	4,488,586
CME Lean Hogs Futures	1.24%	1,251,829
LME Lead Futures	0.68%	682,358
LME Nickel Futures	2.11%	2,129,003
LME Zinc Futures	2.14%	2,165,600
NYMEX Henry Hub Natural Gas Futures	11.89%	12,022,594
ICE Gasoil Futures	2.97%	2,999,046
CBOT Soybean Futures	4.68%	4,729,299
NYBOT CSC No. 11 World Sugar Futures	2.38%	2,402,345

286

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CONTINUED
Futures Contract	% of Index	Notional Amount
COMEX Silver Futures	5.00%	5,050,735
CBOT Soybean Meal Futures	2.65%	2,682,921
CBOT Wheat Futures	1.96%	1,977,986
NYMEX Reformulated Gasoline Blend Futures	2.09%	2,111,329
Total Notional Amount		$ 101,068,250
(9) The following table represents the individual positions within the Total Return Swap as of October 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.50%	$ 7,755,428
CBOT Corn Futures	4.77%	10,565,540
NYMEX Light Sweet Crude Oil Futures	5.02%	11,119,266
ICE Brent Crude Oil Futures	5.83%	12,903,523
NYBOT CTN No. 2 Cotton Futures	1.37%	3,033,415
COMEX Gold 100 Troy Oz. Futures	18.92%	41,866,278
COMEX Copper Futures	5.78%	12,802,498
NYMEX NY Harbor ULSD Futures	1.95%	4,310,718
NYBOT CSC 'C' Coffee Futures	3.06%	6,767,826
KCBT Hard Red Winter Wheat Futures	1.56%	3,447,884
LME Primary Aluminum Futures	4.17%	9,234,543
CME Live Cattle Futures	3.66%	8,102,926
CME Lean Hogs Futures	1.58%	3,501,806
LME Lead Futures	0.83%	1,846,573
LME Nickel Futures	2.08%	4,605,750
LME Zinc Futures	2.12%	4,689,680
NYMEX Henry Hub Natural Gas Futures	9.81%	21,705,784
ICE Gasoil Futures	2.44%	5,412,110
CBOT Soybean Futures	5.84%	12,929,277
NYBOT CSC No. 11 World Sugar Futures	1.95%	4,306,812
COMEX Silver Futures	6.25%	13,827,807
CBOT Soybean Meal Futures	3.29%	7,289,336
CBOT Wheat Futures	2.50%	5,535,140
NYMEX Reformulated Gasoline Blend Futures	1.72%	3,810,127
Total Notional Amount		$ 221,370,047
As of October 31, 2025, the value of Rule 144A securities amounted to $416,640,650 or 37.4% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$2,511,625	—	$2,511,625
Bonds
Australia	—	73,968,987	—	73,968,987
Austria	—	1,828,000	—	1,828,000
Canada	—	13,685,725	—	13,685,725

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CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	—	$15,449,238	—	$15,449,238
Germany	—	17,894,814	—	17,894,814
Italy	—	4,229,729	—	4,229,729
Japan	—	21,763,493	—	21,763,493
Netherlands	—	13,318,531	—	13,318,531
Singapore	—	21,722,472	—	21,722,472
Supranational Organization Obligations	—	61,348,816	—	61,348,816
Sweden	—	5,033,104	—	5,033,104
United Kingdom	—	12,414,332	—	12,414,332
United States	—	215,275,830	—	215,275,830
U.S. Treasury Obligations	—	220,272,427	—	220,272,427
Commercial Paper	—	307,394,055	—	307,394,055
Securities Lending Collateral	—	8,167,692	—	8,167,692
Total Investments in Securities	—	$1,016,278,870	—	$1,016,278,870
Financial Instruments
Assets
Futures Contracts**	$1,642,667	—	—	1,642,667
Swap Agreements**	—	8,899,109	—	8,899,109
Liabilities
Futures Contracts**	(938,197)	—	—	(938,197)
Total Financial Instruments	$704,470	$8,899,109	—	$9,603,579
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $8,006 of securities on loan)	$1,008,111
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $8,168)	8,168
Foreign Currencies at Value	2
Segregated Cash for Swaps Contracts	4,220
Cash	93,664
Receivables:
Dividends and Interest	3,467
Securities Lending Income	2
Fund Shares Sold	396
Futures Variation Margin	709
Unrealized Gain on Swap Contracts	8,899
Total Assets	1,127,638
LIABILITIES:
Payables:
Upon Return of Securities Loaned	8,168
Fund Shares Redeemed	1,587
Due to Advisor	264
Due to Broker	4,220
Payable for Swap Contracts Payments	329
Accrued Expenses and Other Liabilities	188
Total Liabilities	14,756
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE D)
NET ASSETS	$1,112,882
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	224,543,084
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$4.96
Investment Securities at Cost	$1,007,522
Foreign Currencies at Cost	$2
NET ASSETS CONSIST OF:
Paid-In Capital	$1,067,816
Total Distributable Earnings (Loss)	45,066
NET ASSETS	$1,112,882
(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025
(Amounts in thousands)

DFA Commodity Strategy Portfolio
Investment Income
Dividend Income from Affiliates	$253
Interest	48,630
Income from Securities Lending, Net	32
Total Investment Income	48,915
Expenses
Investment Management Fees	3,768
Accounting & Transfer Agent Fees	184
Custodian Fees	62
Filing Fees	49
Shareholders' Reports	45
Directors'/Trustees' Fees & Expenses	8
Professional Fees	28
Other	49
Total Expenses	4,193
Fees Waived, Expenses Reimbursed by Advisor (Note D)	772
Net Expenses	3,421
Net Investment Income (Loss)	45,494
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	84
Affiliated Investment Companies Shares Sold	1
Futures	4,067
Swap Contracts	72,015
Foreign Currency Transactions	2
Forward Currency Contracts	75
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	819
Futures	1,437
Swap Contracts	19,193
Forward Currency Contracts.	(22)
Net Realized and Unrealized Gain (Loss)	97,671
Net Increase (Decrease) in Net Assets Resulting from Operations	$143,165
See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA Commodity Strategy Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$45,494	$46,599
Net Realized Gain (Loss) on:
Investment Securities Sold	84	(14,721)
Affiliated Investment Companies Shares Sold	1	(10)
Futures	4,067	(3,134)
Swap Contracts	72,015	(64,428)
Foreign Currency Transactions	2	110
Forward Currency Contracts	75	(1,829)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	819	34,129
Futures	1,437	(298)
Swap Contracts	19,193	(5,681)
Translation of Foreign Currency-Denominated Amounts	—	8
Forward Currency Contracts	(22)	(1,265)
Net Increase (Decrease) in Net Assets Resulting from Operations	143,165	(10,520)
Distributions:
Institutional Class Shares	(36,898)	(37,968)
Capital Share Transactions (1):
Shares Issued	232,229	323,889
Shares Issued in Lieu of Cash Distributions	35,626	36,480
Shares Redeemed	(329,119)	(556,879)
Net Increase (Decrease) from Capital Share Transactions	(61,264)	(196,510)
Total Increase (Decrease) in Net Assets	45,003	(244,998)
Net Assets
Beginning of Year	1,067,879	1,312,877
End of Year	$1,112,882	$1,067,879
(1) Shares Issued and Redeemed:
Shares Issued	49,768	72,845
Shares Issued in Lieu of Cash Distributions	7,707	8,376
Shares Redeemed	(70,918)	(124,328)
Net Increase (Decrease) from Shares Issued and Redeemed	(13,443)	(43,107)
See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.
CONSOLIDATED FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$4.49	$4.67	$5.23	$7.26	$5.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.20	0.19	0.14	0.07	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	0.43	(0.22)	(0.33)	0.07	2.27
Total from Investment Operations	0.63	(0.03)	(0.19)	0.14	2.28
Less Distributions:
Net Investment Income	(0.16)	(0.15)	(0.37)	(2.17)	(0.02)
Total Distributions	(0.16)	(0.15)	(0.37)	(2.17)	(0.02)
Net Asset Value, End of Year	$4.96	$4.49	$4.67	$5.23	$7.26
Total Return	14.34%	(0.54%)	(4.12%)	6.38%	45.67%
Net Assets, End of Year (thousands)	$1,112,882	$1,067,879	$1,312,877	$1,690,089	$1,765,786
Ratio of Expenses to Average Net Assets	0.32%	0.32%	0.32%	0.30%	0.31%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.39%	0.39%	0.39%	0.38%	0.40%
Ratio of Net Investment Income to Average Net Assets	4.25%	4.12%	2.85%	1.25%	0.24%
Portfolio Turnover Rate	69%	56%	36%	134%	114%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
292

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of October 31, 2025, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolio and affiliated funds, is categorized as Level 2 in the hierarchy.
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Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolio, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of
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the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.
C. Basis for Consolidation:
The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.
To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.
As of October 31, 2025, the Portfolio held a $253,475,378 investment in the Subsidiary, representing 22.77% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
D. Investment Advisor:
The Advisor provides investment management services to the Portfolio. For the year ended October 31, 2025, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2026, and may only be terminated by the Fund's Board of Directors
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prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2025, the Advisor did not recover previously waived fees/assumed expenses or waive fees/assume expenses pursuant to this Fee Waiver Agreement. As of October 31, 2025, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.
The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.
For the year ended October 31, 2025, approximately $772 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2025, the total related amount paid by the Fund to the CCO was $239 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.
E. Deferred Compensation:
As of October 31, 2025, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):
DFA Commodity Strategy Portfolio	$11

F. Purchases and Sales of Securities:
For the year ended October 31, 2025, the Portfolio's transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$2,507	$303,268	$296,841	$142,543
For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$1,920	$452,382	$446,135	$1	—	$8,168	706	$253	—
Total	$1,920	$452,382	$446,135	$1	—	$8,168		$253	—
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G. Federal Income Taxes:
The Portfolio has qualified  and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio
2024	$37,968	—	$37,968
2025	36,898	—	36,898

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$84,823	—	$(49,606)	$9,860	$45,077
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amount in thousands):
Total
DFA Commodity Strategy Portfolio	$49,606
During the year ended October 31, 2025, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):
DFA Commodity Strategy Portfolio	$194

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As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$1,007,117	$1,756,085	$(1,746,923)	$9,162
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Financial Instruments:
In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolio’s derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.
2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts in an attempt to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.
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3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.
4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.
The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.
An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.
Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio).
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
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The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
Futures Activities:
The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.
5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
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An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.
The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amounts in thousands):
	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$694	$76,665	$1,007,004

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
***	Average Notional Value of agreements.
The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2025 (amounts in thousands):
	Asset Derivatives Value
	Total Value at October 31, 2025	Commodity Futures Contracts *,(1)	Swap Contracts (2)
DFA Commodity Strategy Portfolio	$10,542	$1,643	$8,899

Liability Derivatives Value
	Total Value at October 31, 2025	Commodity Futures Contracts *,(3)
DFA Commodity Strategy Portfolio	$(938)	$(938)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Receivables: Futures Variation Margin.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Payables: Futures Variation Margin.
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*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Consolidated Statement of Assets and Liabilities.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$76,157	$75	$4,067	$72,015

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$20,608	$(22)	$1,437	$19,193

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
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The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2025 (amounts in thousands):
		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities					Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Financial Instruments (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (b)	Gross Amounts of Recognized Liabilities	Financial Instruments (c)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (d)
	Assets					Liabilities
DFA Commodity Strategy Portfolio
Bank of America Corp.	$2,219	—	$(1,560)	—	$659	—	—	—	—	—
Royal Bank of Canada	2,224	—	(1,498)	—	726	—	—	—	—	—
Citibank, N.A.	893	—	—	—	893	—	—	—	—	—
UBS AG	2,463	—	(1,529)	—	934	—	—	—	—	—
BNP Paribas	1,100	—	—	$(1,100)	—	—	—	—	—	—
Total	$8,899	—	$(4,587)	$(1,100)	$3,212	—	—	—	—	—

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.
(c)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(d)	Represents the net amount due to counterparties in the event of default.
I. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2025.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending
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portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolio did not use the interfund lending program during the year ended October 31, 2025.
J. Securities Lending:
As of October 31, 2025, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. Segment Reporting:
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect the Portfolio’s financial position or the results of its
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operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. The Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by the Portfolio’s investment objective and principal investment strategies, as described in the Portfolio’s prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
M. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
N. Other:
As of October 31, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolio's performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
DFA Commodity Strategy Portfolio	3	77%	10%
The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio's financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
O. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2025, the related consolidated statement of operations for the year ended October 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

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securities owned as of October 31, 2025 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

307

U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (10.1%)
	Alphabet, Inc. (GOOG US), Class C	1,090,893	$307,435,465
	Alphabet, Inc. (GOOGL US), Class A	1,358,829	382,089,126
	AT&T, Inc.	1,671,754	41,375,911
#*	Charter Communications, Inc., Class A	21,906	5,122,499
	Comcast Corp., Class A	862,057	23,995,357
	Electronic Arts, Inc.	52,609	10,524,957
	Fox Corp. (FOX US), Class B	30,093	1,757,732
	Fox Corp. (FOXA US), Class A	49,347	3,190,284
	Interpublic Group of Cos., Inc.	84,211	2,160,854
#*	Live Nation Entertainment, Inc.	36,959	5,526,479
	Match Group, Inc.	56,265	1,819,610
	Meta Platforms, Inc., Class A	506,657	328,491,066
*	Netflix, Inc.	99,257	111,054,687
#	News Corp. (NWS US), Class B	26,804	816,718
	News Corp. (NWSA US), Class A	89,912	2,382,668
#	Omnicom Group, Inc.	45,191	3,390,229
#	Paramount Skydance Corp., Class B	73,900	1,137,321
*	Take-Two Interactive Software, Inc.	40,512	10,386,061
	TKO Group Holdings, Inc.	15,969	3,008,560
	T-Mobile U.S., Inc.	113,275	23,793,414
*	Trade Desk, Inc., Class A	104,543	5,256,422
	Verizon Communications, Inc.	984,791	39,135,594
	Walt Disney Co.	419,561	47,250,960
#*	Warner Bros Discovery, Inc.	578,517	12,987,707
TOTAL COMMUNICATION SERVICES			1,374,089,681
CONSUMER DISCRETIONARY — (10.5%)
*	Airbnb, Inc., Class A	100,361	12,699,681
*	Amazon.com, Inc.	2,266,949	553,634,285
*	Aptiv PLC	50,727	4,113,960
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	AutoZone, Inc.	3,914	$14,381,719
	Best Buy Co., Inc.	45,917	3,771,622
	Booking Holdings, Inc.	7,566	38,418,181
*	Carnival Corp.	252,519	7,280,123
#*	Chipotle Mexican Grill, Inc.	313,663	9,939,980
	Darden Restaurants, Inc.	27,376	4,931,786
*	Deckers Outdoor Corp.	34,986	2,851,359
	Domino's Pizza, Inc.	7,366	2,935,056
*	DoorDash, Inc., Class A	86,541	22,013,434
	DR Horton, Inc.	64,665	9,640,258
	eBay, Inc.	106,705	8,676,184
	Expedia Group, Inc.	27,433	6,035,260
	Ford Motor Co.	913,974	12,000,479
	Garmin Ltd.	38,187	8,169,727
	General Motors Co.	222,900	15,400,161
	Genuine Parts Co.	32,349	4,118,351
	Hasbro, Inc.	31,398	2,395,981
	Hilton Worldwide Holdings, Inc.	55,086	14,154,899
	Home Depot, Inc.	232,306	88,181,034
	Las Vegas Sands Corp.	72,851	4,323,707
	Lennar Corp. (LEN US), Class A	52,883	6,545,329
	LKQ Corp.	61,533	1,966,595
	Lowe's Cos., Inc.	130,958	31,185,028
*	Lululemon Athletica, Inc.	25,721	4,386,459
	Marriott International, Inc., Class A	52,754	13,746,637
	McDonald's Corp.	166,649	49,733,061
*	MGM Resorts International	47,425	1,519,023
*	Mohawk Industries, Inc.	12,370	1,405,727
	NIKE, Inc., Class B	277,952	17,952,920
*	Norwegian Cruise Line Holdings Ltd.	106,642	2,390,914
*	NVR, Inc.	677	4,881,725
*	O'Reilly Automotive, Inc.	198,184	18,716,497
	Pool Corp.	7,745	2,068,380
	PulteGroup, Inc.	46,531	5,577,671
	Ralph Lauren Corp.	9,125	2,916,897
	Ross Stores, Inc.	76,377	12,137,833
	Royal Caribbean Cruises Ltd.	58,956	16,910,349
	Starbucks Corp.	265,711	21,488,049

308

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Tapestry, Inc.	48,627	$5,340,217
*	Tesla, Inc.	655,527	299,287,407
	TJX Cos., Inc.	260,312	36,480,124
	Tractor Supply Co.	124,710	6,748,058
*	Ulta Beauty, Inc.	10,575	5,497,731
	Williams-Sonoma, Inc.	28,803	5,597,575
	Wynn Resorts Ltd.	19,911	2,369,210
	Yum! Brands, Inc.	64,760	8,950,480
TOTAL CONSUMER DISCRETIONARY			1,435,867,123
CONSUMER STAPLES — (4.7%)
	Altria Group, Inc.	393,115	22,163,824
	Archer-Daniels-Midland Co.	112,878	6,832,505
#	Brown-Forman Corp. (BFB US), Class B	39,772	1,082,992
	Bunge Global SA	32,263	3,052,080
	Campbell's Co.	45,947	1,384,383
	Church & Dwight Co., Inc.	57,454	5,038,141
	Clorox Co.	28,573	3,213,320
	Coca-Cola Co.	904,439	62,315,847
	Colgate-Palmolive Co.	189,357	14,589,957
	Conagra Brands, Inc.	113,786	1,955,981
	Constellation Brands, Inc., Class A	33,673	4,423,959
	Costco Wholesale Corp.	103,564	94,393,408
	Dollar General Corp.	51,491	5,080,102
#*	Dollar Tree, Inc.	45,774	4,537,119
	Estee Lauder Cos., Inc., Class A	54,690	5,287,976
	General Mills, Inc.	124,068	5,782,809
	Hershey Co.	34,746	5,893,964
	Hormel Foods Corp.	69,472	1,499,900
	J.M. Smucker Co.	25,366	2,626,649
	Kellanova	62,809	5,216,916
	Kenvue, Inc.	445,446	6,401,059
	Keurig Dr. Pepper, Inc.	316,500	8,596,140
	Kimberly-Clark Corp.	77,415	9,267,350
	Kraft Heinz Co.	200,984	4,970,334
	Kroger Co.	142,008	9,035,969
	Lamb Weston Holdings, Inc.	32,208	1,988,200
	McCormick & Co., Inc. (MKC US)	58,707	3,766,641
	Molson Coors Beverage Co., Class B	39,285	1,717,540
	Mondelez International, Inc., Class A	301,975	17,351,484
*	Monster Beverage Corp.	166,639	11,136,484
		Shares	Value†
CONSUMER STAPLES — (Continued)
	PepsiCo, Inc.	319,476	$46,672,249
	Philip Morris International, Inc.	363,916	52,523,996
	Procter & Gamble Co.	546,815	82,224,572
	Sysco Corp.	111,366	8,272,266
	Target Corp.	106,034	9,831,473
	Tyson Foods, Inc., Class A	66,362	3,411,670
»	Walgreens Boots Alliance, Inc.	164,570	87,222
	Walmart, Inc.	1,025,226	103,732,367
TOTAL CONSUMER STAPLES			637,358,848
ENERGY — (2.8%)
#	APA Corp.	84,177	1,906,609
	Baker Hughes Co.	229,711	11,120,310
	Chevron Corp.	449,664	70,921,006
	ConocoPhillips	291,252	25,880,653
	Coterra Energy, Inc.	177,604	4,202,111
	Devon Energy Corp.	149,713	4,864,175
	Diamondback Energy, Inc.	43,896	6,285,468
	EOG Resources, Inc.	127,480	13,492,483
	EQT Corp.	145,330	7,786,781
	Expand Energy Corp.	55,201	5,702,815
	Exxon Mobil Corp.	995,906	113,891,810
	Halliburton Co.	200,452	5,380,132
	Kinder Morgan, Inc.	457,642	11,985,644
	Marathon Petroleum Corp.	71,197	13,877,007
	Occidental Petroleum Corp.	168,899	6,958,639
	ONEOK, Inc.	147,518	9,883,706
	Phillips 66	94,574	12,875,304
#	SLB Ltd.	348,961	12,583,534
	Targa Resources Corp.	50,079	7,714,169
	Texas Pacific Land Corp.	4,488	4,233,890
	Valero Energy Corp.	72,652	12,318,873
	Williams Cos., Inc.	286,107	16,557,012
TOTAL ENERGY			380,422,131
FINANCIALS — (12.8%)
	Aflac, Inc.	112,627	12,072,488
	Allstate Corp.	61,653	11,807,783
	American Express Co.	126,838	45,754,272
	American International Group, Inc.	129,468	10,222,793
	Ameriprise Financial, Inc.	22,032	9,975,429
	Aon PLC, Class A	50,281	17,129,731

309

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CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Apollo Global Management, Inc.	107,796	$13,400,121
	Arch Capital Group Ltd.	86,505	7,466,247
	Arthur J Gallagher & Co.	60,048	14,981,375
	Assurant, Inc.	11,624	2,461,033
	Bank of America Corp.	1,590,802	85,028,367
	Bank of New York Mellon Corp.	164,478	17,752,111
*	Berkshire Hathaway, Inc., Class B	428,410	204,582,911
	Blackrock, Inc.	33,615	36,398,658
	Blackstone, Inc.	172,058	25,230,585
*	Block, Inc.	128,347	9,746,671
	Brown & Brown, Inc.	67,980	5,420,725
	Capital One Financial Corp.	149,430	32,873,106
	Cboe Global Markets, Inc.	24,533	6,026,286
	Charles Schwab Corp.	398,188	37,636,730
	Chubb Ltd.	86,716	24,015,129
	Cincinnati Financial Corp.	36,615	5,660,313
	Citigroup, Inc.	430,188	43,547,931
	Citizens Financial Group, Inc.	101,501	5,163,356
	CME Group, Inc.	84,249	22,367,267
*	Coinbase Global, Inc., Class A	52,735	18,129,238
*	Corpay, Inc.	16,469	4,287,704
	Erie Indemnity Co., Class A	5,945	1,739,745
	Everest Group Ltd.	9,840	3,094,877
	FactSet Research Systems, Inc.	8,695	2,319,826
	Fidelity National Information Services, Inc.	121,704	7,608,934
	Fifth Third Bancorp	153,703	6,397,119
*	Fiserv, Inc.	127,431	8,498,373
	Franklin Resources, Inc.	71,094	1,607,435
	Global Payments, Inc.	56,970	4,429,987
	Globe Life, Inc.	18,978	2,495,797
	Goldman Sachs Group, Inc.	70,749	55,847,138
	Hartford Insurance Group, Inc.	65,535	8,138,136
	Huntington Bancshares, Inc.	369,035	5,697,900
	Interactive Brokers Group, Inc., Class A	103,499	7,282,190
		Shares	Value†
FINANCIALS — (Continued)
	Intercontinental Exchange, Inc.	133,753	$19,566,726
	Invesco Ltd.	102,443	2,427,899
	Jack Henry & Associates, Inc.	16,720	2,490,277
	JPMorgan Chase & Co.	642,427	199,871,888
	KeyCorp	219,815	3,866,546
	KKR & Co., Inc.	160,198	18,956,229
	Loews Corp.	40,114	3,993,750
	M&T Bank Corp.	36,301	6,674,665
	Marsh & McLennan Cos., Inc.	114,916	20,472,285
	Mastercard, Inc., Class A	192,822	106,435,816
	MetLife, Inc.	130,538	10,419,543
	Moody's Corp.	35,973	17,277,832
	Morgan Stanley	283,606	46,511,384
	MSCI, Inc.	18,088	10,645,692
	Nasdaq, Inc.	105,790	9,043,987
	Northern Trust Corp.	45,101	5,803,146
*	PayPal Holdings, Inc.	223,834	15,504,981
	PNC Financial Services Group, Inc.	91,833	16,764,114
	Principal Financial Group, Inc.	47,810	4,017,952
	Progressive Corp.	136,985	28,218,910
	Prudential Financial, Inc.	82,047	8,532,888
	Raymond James Financial, Inc.	41,231	6,542,123
	Regions Financial Corp.	210,445	5,092,769
*	Robinhood Markets, Inc., Class A	180,942	26,558,667
	S&P Global, Inc.	73,074	35,602,384
	State Street Corp.	66,010	7,634,717
	Synchrony Financial	86,377	6,424,721
	T. Rowe Price Group, Inc.	51,569	5,287,370
	Travelers Cos., Inc.	52,735	14,165,676
	Truist Financial Corp.	301,917	13,474,556
	U.S. Bancorp	362,881	16,939,285
	Visa, Inc., Class A	396,644	135,152,477
	W.R. Berkley Corp.	70,068	4,998,651
	Wells Fargo & Co.	748,142	65,065,910
	Willis Towers Watson PLC	22,703	7,108,309
TOTAL FINANCIALS			1,751,839,942
HEALTH CARE — (8.9%)
	Abbott Laboratories	406,683	50,274,152
	AbbVie, Inc.	412,517	89,945,207
††	Abiomed, Inc.	13,246	206,770

310

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CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Agilent Technologies, Inc.	66,270	$9,699,277
*	Align Technology, Inc.	15,575	2,147,481
	Amgen, Inc.	125,926	37,580,096
	Baxter International, Inc.	117,977	2,179,035
	Becton Dickinson & Co.	67,242	12,016,818
*	Biogen, Inc.	34,231	5,280,816
	Bio-Techne Corp.	35,914	2,247,139
*	Boston Scientific Corp.	346,391	34,888,502
	Bristol-Myers Squibb Co.	475,484	21,905,548
	Cardinal Health, Inc.	55,585	10,603,950
	Cencora, Inc.	45,405	15,338,263
*	Centene Corp.	110,039	3,892,079
*	Charles River Laboratories International, Inc.	11,707	2,108,079
	Cigna Group	62,278	15,221,366
*	Cooper Cos., Inc.	46,197	3,229,632
	CVS Health Corp.	296,307	23,156,392
	Danaher Corp.	148,803	32,049,190
*	DaVita, Inc.	8,431	1,003,458
*	Dexcom, Inc.	92,144	5,364,624
*	Edwards Lifesciences Corp.	137,188	11,311,151
	Elevance Health, Inc.	52,500	16,653,000
	Eli Lilly & Co.	185,677	160,213,256
*	GE HealthCare Technologies, Inc.	106,326	7,969,134
	Gilead Sciences, Inc.	290,063	34,746,647
	HCA Healthcare, Inc.	38,176	17,548,744
*	Henry Schein, Inc.	24,310	1,536,392
*	Hologic, Inc.	51,631	3,816,047
	Humana, Inc.	28,001	7,789,598
*	IDEXX Laboratories, Inc.	18,702	11,773,096
*	Incyte Corp.	38,296	3,579,910
*	Insulet Corp.	16,475	5,156,840
*	Intuitive Surgical, Inc.	83,679	44,708,016
*	IQVIA Holdings, Inc.	39,604	8,572,682
	Johnson & Johnson	562,525	106,244,097
	Labcorp Holdings, Inc.	19,590	4,975,076
	McKesson Corp.	29,075	23,589,711
	Medtronic PLC	299,013	27,120,479
	Merck & Co., Inc.	583,057	50,131,241
*	Mettler-Toledo International, Inc.	4,783	6,774,115
#*	Moderna, Inc.	81,805	2,221,824
*	Molina Healthcare, Inc.	12,463	1,907,587
	Pfizer, Inc.	1,328,774	32,754,279
	Quest Diagnostics, Inc.	26,068	4,586,665
		Shares	Value†
HEALTH CARE — (Continued)
	Regeneron Pharmaceuticals, Inc.	23,847	$15,543,475
	ResMed, Inc.	34,160	8,433,421
#	Revvity, Inc.	26,978	2,524,871
*	Solventum Corp.	35,054	2,420,128
	STERIS PLC	23,019	5,425,578
	Stryker Corp.	80,347	28,622,815
#	Thermo Fisher Scientific, Inc.	88,272	50,084,650
	UnitedHealth Group, Inc.	211,661	72,294,931
	Universal Health Services, Inc., Class B	13,123	2,847,822
*	Vertex Pharmaceuticals, Inc.	59,968	25,520,582
	Viatris, Inc.	269,549	2,792,528
*	Waters Corp.	13,854	4,843,358
	West Pharmaceutical Services, Inc.	16,728	4,718,467
	Zimmer Biomet Holdings, Inc.	46,177	4,643,559
#	Zoetis, Inc.	103,825	14,960,144
TOTAL HEALTH CARE			1,221,693,790
INDUSTRIALS — (8.1%)
	3M Co.	124,364	20,706,606
	A.O. Smith Corp.	26,338	1,738,045
	Allegion PLC	19,948	3,306,780
	AMETEK, Inc.	53,947	10,903,228
	Automatic Data Processing, Inc.	94,472	24,591,062
*	Axon Enterprise, Inc.	18,375	13,454,726
*	Boeing Co.	176,484	35,476,814
	Broadridge Financial Solutions, Inc.	27,586	6,079,954
*	Builders FirstSource, Inc.	25,554	2,968,608
	Carrier Global Corp.	186,625	11,102,321
	Caterpillar, Inc.	109,437	63,173,603
	CH Robinson Worldwide, Inc.	27,571	4,245,658
	Cintas Corp.	80,294	14,715,481
*	Copart, Inc.	207,300	8,915,973
	CSX Corp.	436,736	15,731,231
	Cummins, Inc.	32,113	14,055,218
*	Dayforce, Inc.	36,645	2,518,977
	Deere & Co.	58,749	27,120,301
	Delta Air Lines, Inc.	151,340	8,683,889
	Dover Corp.	32,102	5,825,229
	Eaton Corp. PLC	91,001	34,722,342
	EMCOR Group, Inc.	10,411	7,035,546

311

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CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Emerson Electric Co.	131,819	$18,397,978
	Equifax, Inc.	28,756	6,070,392
	Expeditors International of Washington, Inc.	31,836	3,880,808
	Fastenal Co.	269,221	11,078,444
	FedEx Corp.	50,771	12,886,695
	Fortive Corp.	78,968	3,975,249
	GE Vernova, Inc.	63,531	37,174,529
*	Generac Holdings, Inc.	13,595	2,284,232
	General Dynamics Corp.	58,848	20,296,675
	General Electric Co.	247,819	76,563,680
	Honeywell International, Inc.	148,290	29,855,226
	Howmet Aerospace, Inc.	94,034	19,366,302
	Hubbell, Inc.	12,494	5,872,180
	Huntington Ingalls Industries, Inc.	9,014	2,902,688
	IDEX Corp.	17,387	2,981,175
	Illinois Tool Works, Inc.	62,177	15,166,214
	Ingersoll Rand, Inc.	84,004	6,412,025
	Jacobs Solutions, Inc.	27,972	4,358,317
#	JB Hunt Transport Services, Inc.	17,938	3,029,011
	Johnson Controls International PLC	152,505	17,445,047
	L3Harris Technologies, Inc.	43,863	12,680,793
	Leidos Holdings, Inc.	30,147	5,742,099
	Lennox International, Inc.	7,421	3,747,605
	Lockheed Martin Corp.	48,046	23,632,866
	Masco Corp.	48,910	3,167,412
	Nordson Corp.	12,447	2,887,082
	Norfolk Southern Corp.	52,575	14,898,704
	Northrop Grumman Corp.	31,406	18,323,831
	Old Dominion Freight Line, Inc.	42,909	6,025,282
	Otis Worldwide Corp.	91,469	8,484,664
	PACCAR, Inc.	123,111	12,114,122
	Parker-Hannifin Corp.	29,865	23,080,568
	Paychex, Inc.	75,627	8,850,628
	Paycom Software, Inc.	11,617	2,173,425
	Pentair PLC	38,320	4,075,332
	Quanta Services, Inc.	34,831	15,643,647
	Republic Services, Inc.	47,534	9,898,480
		Shares	Value†
INDUSTRIALS — (Continued)
	Rockwell Automation, Inc.	26,226	$9,660,609
	Rollins, Inc.	65,231	3,757,958
	RTX Corp.	312,660	55,809,810
	Snap-on, Inc.	12,169	4,083,308
	Southwest Airlines Co.	123,862	3,753,019
	Stanley Black & Decker, Inc.	36,878	2,497,378
	Textron, Inc.	41,842	3,381,252
	Trane Technologies PLC	51,997	23,328,454
	TransDigm Group, Inc.	13,152	17,209,524
*	Uber Technologies, Inc.	486,626	46,959,409
	Union Pacific Corp.	138,558	30,534,026
*	United Airlines Holdings, Inc.	75,341	7,085,068
	United Parcel Service, Inc., Class B	171,473	16,533,427
	United Rentals, Inc.	15,068	13,126,940
	Veralto Corp.	58,146	5,737,847
	Verisk Analytics, Inc.	32,504	7,110,575
	Waste Management, Inc.	86,484	17,276,909
	Westinghouse Air Brake Technologies Corp.	39,748	8,126,081
	WW Grainger, Inc.	10,316	10,099,364
	Xylem, Inc.	56,617	8,540,674
TOTAL INDUSTRIALS			1,107,106,631
INFORMATION TECHNOLOGY — (36.0%)
	Accenture PLC, Class A	145,647	36,426,315
*	Adobe, Inc.	99,173	33,749,564
*	Advanced Micro Devices, Inc.	378,941	97,054,369
*	Akamai Technologies, Inc.	33,552	2,519,755
	Amphenol Corp., Class A	285,072	39,721,932
	Analog Devices, Inc.	115,790	27,109,913
	Apple, Inc.	3,466,292	937,181,368
	Applied Materials, Inc.	187,406	43,684,339
*	AppLovin Corp., Class A	63,221	40,292,640
*	Arista Networks, Inc.	240,979	37,999,978
*	Autodesk, Inc.	50,046	15,080,862
	Broadcom, Inc.	1,098,691	406,109,154
*	Cadence Design Systems, Inc.	63,672	21,565,070
	CDW Corp.	30,775	4,904,612
	Cisco Systems, Inc.	924,961	67,623,899

312

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CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Cognizant Technology Solutions Corp., Class A	113,671	$8,284,342
	Corning, Inc.	182,584	16,264,583
*	Crowdstrike Holdings, Inc., Class A	58,176	31,590,150
*	Datadog, Inc., Class A	75,593	12,307,296
	Dell Technologies, Inc., Class C	70,759	11,463,666
*	EPAM Systems, Inc.	12,887	2,107,540
*	F5, Inc.	13,387	3,387,580
*	Fair Isaac Corp.	5,607	9,304,985
*	First Solar, Inc.	25,085	6,696,190
*	Fortinet, Inc.	152,421	13,173,747
*	Gartner, Inc.	17,862	4,435,849
	Gen Digital, Inc.	130,056	3,428,276
*	GoDaddy, Inc., Class A	32,652	4,346,961
	Hewlett Packard Enterprise Co.	304,817	7,443,631
	HP, Inc.	221,165	6,119,636
*	Intel Corp.	1,021,542	40,851,465
	International Business Machines Corp.	217,555	66,878,582
	Intuit, Inc.	65,198	43,522,925
	Jabil, Inc.	25,139	5,552,954
*	Keysight Technologies, Inc.	39,974	7,313,643
	KLA Corp.	30,843	37,281,168
	Lam Research Corp.	295,593	46,544,074
	Microchip Technology, Inc.	126,687	7,907,802
	Micron Technology, Inc.	261,251	58,460,136
	Microsoft Corp.	1,736,174	899,008,259
	Monolithic Power Systems, Inc.	11,189	11,244,945
	Motorola Solutions, Inc.	38,848	15,799,870
	NetApp, Inc.	47,192	5,558,274
	NVIDIA Corp.	5,699,072	1,154,005,292
	NXP Semiconductors NV	58,856	12,307,967
*	ON Semiconductor Corp.	96,454	4,830,416
	Oracle Corp.	387,082	101,651,604
*	Palantir Technologies, Inc., Class A	531,105	106,470,619
*	Palo Alto Networks, Inc.	155,869	34,328,589
*	PTC, Inc.	28,106	5,580,165
	QUALCOMM, Inc.	251,976	45,582,458
	Roper Technologies, Inc.	25,225	11,254,134
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Salesforce, Inc.	223,434	$58,184,448
	Seagate Technology Holdings PLC	49,655	12,705,721
*	ServiceNow, Inc.	48,575	44,654,026
	Skyworks Solutions, Inc.	34,486	2,680,252
*	Super Micro Computer, Inc.	116,330	6,044,507
*	Synopsys, Inc.	43,211	19,610,016
	TE Connectivity PLC	69,226	17,099,514
*	Teledyne Technologies, Inc.	10,992	5,790,805
	Teradyne, Inc.	37,396	6,797,097
	Texas Instruments, Inc.	212,152	34,254,062
*	Trimble, Inc.	55,646	4,437,768
*	Tyler Technologies, Inc.	10,092	4,806,416
	VeriSign, Inc.	19,689	4,721,422
	Western Digital Corp.	80,935	12,157,246
*	Workday, Inc., Class A	50,340	12,077,573
*	Zebra Technologies Corp., Class A	11,804	3,178,227
TOTAL INFORMATION TECHNOLOGY			4,922,512,643
MATERIALS — (1.6%)
	Air Products & Chemicals, Inc.	51,967	12,606,675
#	Albemarle Corp.	27,099	2,661,935
	Amcor PLC	533,922	4,217,984
	Avery Dennison Corp.	18,017	3,150,993
	Ball Corp.	64,093	3,012,371
	CF Industries Holdings, Inc.	37,531	3,125,957
	Corteva, Inc.	158,128	9,715,384
	Dow, Inc.	163,986	3,911,066
	DuPont de Nemours, Inc.	98,474	8,040,402
	Ecolab, Inc.	59,832	15,340,925
	Freeport-McMoRan, Inc.	335,506	13,990,600
	International Flavors & Fragrances, Inc.	59,332	3,736,136
#	International Paper Co.	123,710	4,780,154
	Linde PLC	109,505	45,805,941
	LyondellBasell Industries NV, Class A	59,186	2,747,414
	Martin Marietta Materials, Inc.	14,048	8,612,829
	Mosaic Co.	75,820	2,081,259
	Newmont Corp.	256,786	20,791,962

313

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CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Nucor Corp.	53,375	$8,008,919
	Packaging Corp. of America	20,825	4,076,702
	PPG Industries, Inc.	53,191	5,199,420
	Sherwin-Williams Co.	54,085	18,656,080
	Smurfit WestRock PLC	123,140	4,546,329
*	Solstice Advanced Materials, Inc.	37,072	1,670,835
	Steel Dynamics, Inc.	32,192	5,047,706
	Vulcan Materials Co.	30,830	8,925,285
TOTAL MATERIALS			224,461,263
REAL ESTATE — (1.8%)
	Alexandria Real Estate Equities, Inc.	36,699	2,136,616
	American Tower Corp.	109,396	19,579,696
	AvalonBay Communities, Inc.	33,376	5,804,754
	BXP, Inc.	34,739	2,473,069
	Camden Property Trust	24,514	2,438,653
*	CBRE Group, Inc., Class A	68,765	10,481,849
*	CoStar Group, Inc.	99,442	6,842,604
	Crown Castle, Inc.	101,675	9,173,118
	Digital Realty Trust, Inc.	75,029	12,785,692
	Equinix, Inc.	22,811	19,298,334
	Equity Residential	81,509	4,844,895
	Essex Property Trust, Inc.	14,971	3,769,249
	Extra Space Storage, Inc.	49,882	6,661,242
	Federal Realty Investment Trust	18,765	1,805,005
	Healthpeak Properties, Inc.	160,208	2,875,734
	Host Hotels & Resorts, Inc.	150,802	2,415,848
	Invitation Homes, Inc.	132,490	3,729,594
	Iron Mountain, Inc.	69,317	7,136,185
	Kimco Realty Corp.	156,572	3,234,778
	Mid-America Apartment Communities, Inc.	27,194	3,487,087
	Prologis, Inc.	217,178	26,949,618
	Public Storage	36,936	10,288,892
#	Realty Income Corp.	213,987	12,406,966
	Regency Centers Corp.	37,558	2,589,624
	SBA Communications Corp.	25,110	4,808,063
	Simon Property Group, Inc.	76,459	13,438,434
	Shares	Value†
REAL ESTATE — (Continued)
UDR, Inc.	71,862	$2,421,031
Ventas, Inc.	106,123	7,830,816
VICI Properties, Inc.	248,755	7,460,162
Welltower, Inc.	156,007	28,243,507
# Weyerhaeuser Co.	168,804	3,882,492
TOTAL REAL ESTATE		251,293,607
UTILITIES — (2.3%)
AES Corp.	163,333	2,265,429
# Alliant Energy Corp.	59,672	3,987,283
Ameren Corp.	63,411	6,469,190
American Electric Power Co., Inc.	124,606	14,985,118
American Water Works Co., Inc.	45,745	5,875,030
Atmos Energy Corp.	37,294	6,404,126
CenterPoint Energy, Inc.	152,960	5,849,190
CMS Energy Corp.	69,880	5,139,674
Consolidated Edison, Inc.	83,863	8,169,095
Constellation Energy Corp.	72,869	27,471,613
Dominion Energy, Inc.	199,933	11,734,068
DTE Energy Co.	48,723	6,603,915
Duke Energy Corp.	181,805	22,598,362
Edison International	89,914	4,979,437
Entergy Corp.	104,216	10,014,115
Evergy, Inc.	53,460	4,106,263
Eversource Energy	86,192	6,361,832
Exelon Corp.	236,158	10,891,607
FirstEnergy Corp.	122,440	5,611,425
NextEra Energy, Inc.	480,747	39,132,806
NiSource, Inc.	109,777	4,622,709
NRG Energy, Inc.	45,026	7,738,168
PG&E Corp.	511,105	8,157,236
Pinnacle West Capital Corp.	28,460	2,519,279
PPL Corp.	173,403	6,332,678
Public Service Enterprise Group, Inc.	116,491	9,384,515
Sempra	152,009	13,975,707
Southern Co.	257,358	24,201,946
Vistra Corp.	74,631	14,053,017
WEC Energy Group, Inc.	75,197	8,401,761
Xcel Energy, Inc.	138,262	11,222,727
TOTAL UTILITIES		319,259,321
TOTAL COMMON STOCKS Cost ($3,181,127,847)		13,625,904,980

314

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	7,052,936	$7,052,936
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	4,360,316	$50,435,772
TOTAL INVESTMENTS — (100.0%)
(Cost $3,238,616,555)			$13,683,393,688
As of October 31, 2025, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	31	12/19/25	$10,630,016	$10,654,700	$24,684
Total Futures Contracts			$10,630,016	$10,654,700	$24,684
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,374,089,681	—	—	$1,374,089,681
Consumer Discretionary	1,435,867,123	—	—	1,435,867,123
Consumer Staples	637,271,626	$87,222	—	637,358,848
Energy	380,422,131	—	—	380,422,131
Financials	1,751,839,942	—	—	1,751,839,942
Health Care	1,221,487,020	—	$206,770	1,221,693,790
Industrials	1,107,106,631	—	—	1,107,106,631
Information Technology	4,922,512,643	—	—	4,922,512,643
Materials	224,461,263	—	—	224,461,263
Real Estate	251,293,607	—	—	251,293,607
Utilities	319,259,321	—	—	319,259,321
Temporary Cash Investments	7,052,936	—	—	7,052,936
Securities Lending Collateral	—	50,435,772	—	50,435,772
Total Investments in Securities	$13,632,663,924	$50,522,994	$206,770˂˃	$13,683,393,688
Financial Instruments
Assets
Futures Contracts**	24,684	—	—	24,684
Total Financial Instruments	$24,684	—	—	$24,684
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
315

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $49,416 of securities on loan)	$13,625,905
Temporary Cash Investments at Value & Cost	7,053
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $50,436)	50,436
Segregated Cash for Futures Contracts	660
Receivables:
Investment Securities Sold	804
Dividends and Interest	6,291
Securities Lending Income	7
Fund Shares Sold	3,403
Prepaid Expenses and Other Assets	23
Total Assets	13,694,582
LIABILITIES:
Payables:
Upon Return of Securities Loaned	50,429
Fund Shares Redeemed	6,757
Due to Advisor	494
Futures Variation Margin	48
Accrued Expenses and Other Liabilities	812
Total Liabilities	58,540
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$13,636,042
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 300,330,424, $0.01 Par Value (1)	$45.40
(1) NUMBER OF SHARES AUTHORIZED	900,000,000
Investment Securities at Cost	$3,181,128
NET ASSETS CONSIST OF:
Paid-In Capital	$3,196,362
Total Distributable Earnings (Loss)	10,439,680
NET ASSETS	$13,636,042

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
316

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025
(Amounts in thousands)

U.S. Large Company Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $38)	$160,360
Dividend Income from Affiliates	2,141
Income from Securities Lending, Net	84
Total Investment Income	162,585
Fund Expenses
Investment Management Fees	7,548
Accounting & Transfer Agent Fees	2,206
Custodian Fees	179
Filing Fees	59
Shareholders' Reports	106
Directors'/Trustees' Fees & Expenses	99
Professional Fees	162
ReFlow Service Fees	865
Previously Waived Fees Recovered by Advisor (Note C)	54
Other	352
Total Fund Expenses	11,630
Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,565
Net Expenses	10,065
Net Investment Income (Loss)	152,520
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	59,700
Affiliated Investment Companies Shares Sold	5
Futures	4,433
In-Kind Redemptions	978,952
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,302,717
Futures	181
Net Realized and Unrealized Gain (Loss)	2,345,988
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,498,508
See accompanying Notes to Financial Statements.
317

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	U.S. Large Company Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$152,520	$159,793
Net Realized Gain (Loss) on:
Investment Securities Sold	59,700	173,167
Affiliated Investment Companies Shares Sold	5	(3)
Futures	4,433	52,488
In-Kind Redemptions	978,952	1,143,566
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,302,717	2,086,070
Futures	181	527
Net Increase (Decrease) in Net Assets Resulting from Operations	2,498,508	3,615,608
Distributions:
Institutional Class Shares	(156,138)	(452,244)
Capital Share Transactions (1):
Shares Issued	2,216,400	2,240,869
Shares Issued in Lieu of Cash Distributions	145,570	421,890
Shares Redeemed	(3,308,572)	(3,484,583)
Net Increase (Decrease) from Capital Share Transactions	(946,602)	(821,824)
Total Increase (Decrease) in Net Assets	1,395,768	2,341,540
Net Assets
Beginning of Year	12,240,274	9,898,734
End of Year	$13,636,042	$12,240,274
(1) Shares Issued and Redeemed:
Shares Issued	54,965	65,096
Shares Issued in Lieu of Cash Distributions	3,607	13,246
Shares Redeemed	(81,429)	(100,997)
Net Increase (Decrease) from Shares Issued and Redeemed	(22,857)	(22,655)
See accompanying Notes to Financial Statements.
318

DIMENSIONAL INVESTMENT GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$37.87	$28.62	$27.55	$34.56	$25.10
Income from Investment Operations (A)
Net Investment Income (Loss)	0.49	0.47	0.45	0.44	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	7.54	10.11	2.26	(5.21)	10.09
Total from Investment Operations	8.03	10.58	2.71	(4.77)	10.52
Less Distributions:
Net Investment Income	(0.49)	(0.44)	(0.42)	(0.40)	(0.43)
Net Realized Gains	(0.01)	(0.89)	(1.22)	(1.84)	(0.63)
Total Distributions	(0.50)	(1.33)	(1.64)	(2.24)	(1.06)
Net Asset Value, End of Year	$45.40	$37.87	$28.62	$27.55	$34.56
Total Return	21.37%	37.88%	10.12%	(14.71%)	42.87%
Net Assets, End of Year (thousands)	$13,636,042	$12,240,274	$9,898,734	$9,816,746	$12,307,860
Ratio of Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09%	0.10%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.38%	1.58%	1.46%	1.39%
Portfolio Turnover Rate	5%	6%	3%	2%	4%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
319

DIMENSIONAL INVESTMENT GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange. These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolio and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
320

A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolio, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolio. For the year ended October 31, 2025, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2026, may only be terminated by the Fund’s Board prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2025, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The recovered previously waived fees/assumed expenses during the year ended October 31, 2025, waived fees/assumed expenses during the year ended October 31, 2025,
321

and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Large Company Portfolio (1)	0.08%	$54	$1,565

(1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large
Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	Total
U.S. Large Company Portfolio	$1,350	$1,943	$1,564	$4,857

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2025, the total related amounts paid by the Fund to the CCO were $26 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.
D. Deferred Compensation:
As of October 31, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):
U.S. Large Company Portfolio	$147

E. Purchases and Sales of Securities:
For the year ended October 31, 2025, the Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:
	Purchases	Sales
U.S. Large Company Portfolio	$877,523	$672,608

There were no purchases or sales of long-term U.S. government securities.
For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
322

The amounts presented below may differ from the respective amounts presented in the Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$63,053	$1,699,626	$1,712,248	$5	—	$50,436	4,360	$2,141	—
Total	$63,053	$1,699,626	$1,712,248	$5	—	$50,436		$2,141	—
F. Federal Income Taxes:
The Portfolio has qualified  and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio
2024	$145,593	$306,651	$452,244
2025	156,138	—	156,138

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$8,634	—	—	$10,431,194	$10,439,828
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.
323

During the year ended October 31, 2025, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$3,252,200	$10,540,789	$(109,596)	$10,431,193
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts and differences in the tax treatment of other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolio’s derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolio.
1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
324

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amount in thousands):
Futures*
U.S. Large Company Portfolio	$22,798

*	Average Notional Value of futures contracts.
The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2025 (amounts in thousands):
	Asset Derivatives Value
	Total Value at October 31, 2025	Equity Contracts *,(1)
U.S. Large Company Portfolio	$25	$25

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Variation Margin.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Company Portfolio	$4,433	$4,433

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Company Portfolio	$181	$181

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
325

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
For the year ended October 31, 2025, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2025
U.S. Large Company Portfolio	4.99%	$3,054	8	$3	$7,042	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025, that the Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
For the year ended October 31, 2025, activity by the Portfolio under the interfund lending program was as follows (amounts in thousands, except percentages and days):
	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2025
U.S. Large Company Portfolio	Borrower	4.74%	$50,594	1	$7	$50,594	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025 that Portfolio utilized the interfund lending program.
I. Securities Lending:
As of October 31, 2025, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the
326

agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
J. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
K. In-Kind Redemptions:
During the year ended October 31, 2025, the Portfolio realized net gains (losses) on in-kind redemptions as follows (amount in thousands):
U.S. Large Company Portfolio	$978,952

L. Segment Reporting:
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. The Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by the Portfolio’s investment objective and principal investment strategies, as described in the Portfolio’s prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
327

M. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
N. Other:
As of October 31, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolio's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolio's performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
U.S. Large Company Portfolio	2	65%	0%
The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio's financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
O. ReFlow Redemption Service:
The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC ("ReFlow") provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.
328

For the year ended October 31, 2025 the Portfolio’s activity in the program is listed below (amounts in thousands):
	Value of Purchases	Service Fees
U.S. Large Company Portfolio	$618,897	$865
P. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
329

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of U.S. Large Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Large Company Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

330

statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

331

The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (5.8%)
	Alphabet, Inc. (GOOG US), Class C	276,088	$77,807,120
	Alphabet, Inc. (GOOGL US), Class A	237,277	66,719,920
#	AT&T, Inc.	12,398,869	306,872,008
#*	Charter Communications, Inc., Class A	351,419	82,175,819
	Comcast Corp., Class A	6,713,435	186,868,463
	Electronic Arts, Inc.	801,959	160,439,918
	Fox Corp. (FOX US), Class B	422,883	24,700,596
#	Fox Corp. (FOXA US), Class A	1,001,658	64,757,190
*	GCI Liberty, Inc. (GLBKV US), Class C	2,991	109,545
*	GCI Liberty, Inc. (GLIBA US), Class A	3,699	135,273
	Interpublic Group of Cos., Inc.	609,073	15,628,813
*	Liberty Broadband Corp. (LBRDA US), Class A	18,498	989,458
*	Liberty Broadband Corp. (LBRDK US), Class C	14,958	805,040
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	39,281	3,573,785
#*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	233,585	23,323,462
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	655	57,470
#	News Corp. (NWS US), Class B	85,272	2,598,238
	News Corp. (NWSA US), Class A	732,806	19,419,359
	Omnicom Group, Inc.	4,358	326,937
*	Pinterest, Inc., Class A	126,654	4,192,247
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Take-Two Interactive Software, Inc.	1	$256
	T-Mobile U.S., Inc.	780,597	163,964,400
	Verizon Communications, Inc.	7,122,827	283,061,145
	Walt Disney Co.	1,207,970	136,041,581
*	Warner Bros Discovery, Inc.	1,885,462	42,328,622
TOTAL COMMUNICATION SERVICES			1,666,896,665
CONSUMER DISCRETIONARY — (4.7%)
*	Amazon.com, Inc.	257,971	63,001,678
*	Aptiv PLC	539,681	43,768,129
	Aramark	434,491	16,458,519
	Autoliv, Inc.	113,074	13,207,043
	Best Buy Co., Inc.	207,685	17,059,246
	BorgWarner, Inc.	158,149	6,794,081
#*	Carnival Corp.	3,646,063	105,115,996
*	Deckers Outdoor Corp.	64	5,216
	Dick's Sporting Goods, Inc.	73,262	16,223,870
	DR Horton, Inc.	689,267	102,755,925
*	Flutter Entertainment PLC	212,897	49,517,713
	Ford Motor Co.	13,209,002	173,434,196
	Garmin Ltd.	292,896	62,662,170
	General Motors Co.	4,682,526	323,515,722
	Gentex Corp.	245,667	5,760,891
	Genuine Parts Co.	383,763	48,856,868
#	Hyatt Hotels Corp., Class A	23,759	3,264,724
#	Lennar Corp. (LEN US), Class A	538,908	66,700,643
	Lennar Corp. (LENB US), Class B	15,338	1,810,651
	LKQ Corp.	501,732	16,035,355
*	Lululemon Athletica, Inc.	241,698	41,219,177
*	MGM Resorts International	343,911	11,015,469
*	NVR, Inc.	5,811	41,902,075
	Penske Automotive Group, Inc.	66,102	10,580,947
	PulteGroup, Inc.	684,234	82,019,130
	Ralph Lauren Corp.	46,873	14,983,423
	Somnigroup International, Inc.	128,300	10,179,322

332

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	TopBuild Corp.	2,463	$1,040,568
TOTAL CONSUMER DISCRETIONARY			1,348,888,747
CONSUMER STAPLES — (3.9%)
	Albertsons Cos., Inc., Class A	6,496	114,914
	Archer-Daniels-Midland Co.	799,300	48,381,629
	Bunge Global SA	365,951	34,618,965
#	Casey's General Stores, Inc.	93,122	47,789,279
	Church & Dwight Co., Inc.	391,031	34,289,508
	Constellation Brands, Inc., Class A	581,782	76,434,519
#	Dollar General Corp.	576,534	56,880,844
#*	Dollar Tree, Inc.	676,384	67,043,182
	General Mills, Inc.	1,789,821	83,423,557
	J.M. Smucker Co.	139,483	14,443,465
	Kenvue, Inc.	5,822,996	83,676,453
	Keurig Dr. Pepper, Inc.	1,519,367	41,266,008
	Kraft Heinz Co.	1,330,199	32,895,821
	Kroger Co.	2,303,017	146,540,972
	McCormick & Co., Inc. (MKC US)	356,607	22,879,905
	Molson Coors Beverage Co., Class B	271,122	11,853,454
	Mondelez International, Inc., Class A	1,464,822	84,168,672
*	Performance Food Group Co.	268,126	25,938,509
	Procter & Gamble Co.	346,179	52,054,936
	Target Corp.	882,070	81,785,530
	Tyson Foods, Inc., Class A	330,342	16,982,882
*	U.S. Foods Holding Corp.	780,901	56,709,031
TOTAL CONSUMER STAPLES			1,120,172,035
ENERGY — (11.7%)
	Baker Hughes Co.	3,609,986	174,759,422
	Cheniere Energy, Inc.	7,854	1,665,048
	Chevron Corp.	4,180,148	659,292,943
	ConocoPhillips	2,683,481	238,454,122
	Coterra Energy, Inc.	2,516,478	59,539,870
	Devon Energy Corp.	2,126,023	69,074,487
	Diamondback Energy, Inc.	650,213	93,104,000
	EOG Resources, Inc.	1,812,838	191,870,774
	EQT Corp.	1,033,821	55,392,129
		Shares	Value†
ENERGY — (Continued)
	Expand Energy Corp.	98,730	$10,199,796
	Exxon Mobil Corp.	6,605,535	755,408,983
	Halliburton Co.	842,281	22,606,822
	Kinder Morgan, Inc.	5,924,552	155,164,017
	Marathon Petroleum Corp.	1,054,351	205,503,553
#	Occidental Petroleum Corp.	3,005,872	123,841,926
	ONEOK, Inc.	1,388,041	92,998,747
	Ovintiv, Inc.	9,098	341,266
	Permian Resources Corp.	1,479	18,576
	Phillips 66	481,752	65,585,717
	SLB Ltd.	4,746,003	171,140,868
	TechnipFMC PLC	145,664	6,023,206
	Valero Energy Corp.	383,410	65,011,000
	Williams Cos., Inc.	2,867,326	165,932,156
TOTAL ENERGY			3,382,929,428
FINANCIALS — (23.2%)
#	Aflac, Inc.	1,033,067	110,734,452
	Allstate Corp.	742,245	142,154,762
	Ally Financial, Inc.	158,292	6,168,639
	American International Group, Inc.	1,397,918	110,379,605
	Arch Capital Group Ltd.	850,122	73,374,030
	Arthur J Gallagher & Co.	11,915	2,972,673
	Bank of America Corp.	4,067,188	217,391,199
	Bank of New York Mellon Corp.	1,335,524	144,143,105
*	Berkshire Hathaway, Inc., Class B	1,096,381	523,565,783
	Blackrock, Inc.	43,496	47,097,904
*	Block, Inc.	296,715	22,532,537
	BOK Financial Corp.	6,114	639,402
	Capital One Financial Corp.	628,863	138,343,571
	Carlyle Group, Inc.	31,843	1,697,869
	Charles Schwab Corp.	402,246	38,020,292
	Chubb Ltd.	528,954	146,488,521
	Cincinnati Financial Corp.	104,874	16,212,472
	Citigroup, Inc.	1,064,048	107,713,579
	Citizens Financial Group, Inc.	645,174	32,820,001
	CME Group, Inc.	109,909	29,179,740
	Corebridge Financial, Inc.	889,582	28,964,790
	Everest Group Ltd.	4,472	1,406,533
	Fidelity National Financial, Inc.	344,416	19,025,540

333

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Fidelity National Information Services, Inc.	1,819,611	$113,762,080
	Fifth Third Bancorp	2,268,007	94,394,451
	First Citizens BancShares, Inc., Class A	15,733	28,709,893
*	Fiserv, Inc.	622,552	41,517,993
	Franklin Resources, Inc.	8,604	194,536
#	Global Payments, Inc.	265,951	20,680,350
#	Goldman Sachs Group, Inc.	474,899	374,871,024
	Hartford Insurance Group, Inc.	975,111	121,089,284
#	Huntington Bancshares, Inc.	3,956,669	61,090,969
	Intercontinental Exchange, Inc.	509,840	74,584,494
	Jefferies Financial Group, Inc.	40,953	2,163,547
	JPMorgan Chase & Co.	4,334,848	1,348,657,910
	KeyCorp	2,313,801	40,699,760
	Loews Corp.	239,787	23,873,194
	M&T Bank Corp.	334,193	61,448,067
*	Markel Group, Inc.	20,524	40,525,254
	MetLife, Inc.	2,052,753	163,850,744
#	Morgan Stanley	1,533,584	251,507,776
	Nasdaq, Inc.	31,395	2,683,959
	Northern Trust Corp.	410,588	52,830,358
	Old Republic International Corp.	17,558	692,839
*	PayPal Holdings, Inc.	3,046,364	211,021,634
	PNC Financial Services Group, Inc.	317,484	57,956,704
	Principal Financial Group, Inc.	1,310,318	110,119,125
	Prudential Financial, Inc.	813,831	84,638,424
	Raymond James Financial, Inc.	491,552	77,994,556
	Regions Financial Corp.	1,031,517	24,962,711
	Reinsurance Group of America, Inc.	32,786	5,982,134
	RenaissanceRe Holdings Ltd.	10,134	2,574,948
	State Street Corp.	691,046	79,926,380
	Synchrony Financial	1,290,306	95,972,960
	T. Rowe Price Group, Inc.	291,092	29,845,663
	Travelers Cos., Inc.	795,330	213,641,545
	Truist Financial Corp.	2,319,292	103,510,002
		Shares	Value†
FINANCIALS — (Continued)
	U.S. Bancorp	3,009,152	$140,467,215
	Unum Group	46,438	3,409,478
	W.R. Berkley Corp.	597,024	42,591,692
	Wells Fargo & Co.	5,720,327	497,496,839
	Willis Towers Watson PLC	73,550	23,028,505
TOTAL FINANCIALS			6,685,995,996
HEALTH CARE — (15.2%)
	Abbott Laboratories	2,350,069	290,515,530
	Agilent Technologies, Inc.	441,748	64,654,237
	Becton Dickinson & Co.	674,624	120,562,055
*	Biogen, Inc.	164,710	25,409,812
*	Boston Scientific Corp.	665,595	67,038,728
	Bristol-Myers Squibb Co.	3,238,811	149,212,023
*	Centene Corp.	243,616	8,616,698
*	Charles River Laboratories International, Inc.	2,213	398,495
	Cigna Group	514,996	125,870,172
*	Cooper Cos., Inc.	36	2,517
	CVS Health Corp.	2,021,199	157,956,702
	Danaher Corp.	361,302	77,817,225
*	Edwards Lifesciences Corp.	954,526	78,700,669
	Elevance Health, Inc.	398,051	126,261,777
*	Fortrea Holdings, Inc.	46,477	486,149
*	GE HealthCare Technologies, Inc.	1,548,573	116,065,546
	Gilead Sciences, Inc.	1,068,301	127,971,777
#*	Henry Schein, Inc.	90,638	5,728,322
*	Hologic, Inc.	167,836	12,404,759
	Humana, Inc.	361,855	100,664,442
*	Incyte Corp.	350,140	32,731,087
*	IQVIA Holdings, Inc.	279,215	60,438,879
	Johnson & Johnson	3,881,281	733,057,542
	Labcorp Holdings, Inc.	450,068	114,299,269
	Medtronic PLC	2,021,760	183,373,632
	Merck & Co., Inc.	553,424	47,583,396
*	Neurocrine Biosciences, Inc.	9,158	1,311,517
	Pfizer, Inc.	9,529,347	234,898,404
#	Quest Diagnostics, Inc.	590,698	103,933,313
	Regeneron Pharmaceuticals, Inc.	117,321	76,469,828
#	ResMed, Inc.	121,037	29,881,615
#	Revvity, Inc.	55,787	5,221,105
	Royalty Pharma PLC, Class A	487,741	18,309,797

334

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	STERIS PLC	227,712	$53,671,718
	Stryker Corp.	141,015	50,235,184
*	Tenet Healthcare Corp.	223,843	46,221,341
	Thermo Fisher Scientific, Inc.	425,328	241,326,854
#*	United Therapeutics Corp.	62,442	27,813,540
	UnitedHealth Group, Inc.	1,529,971	522,576,583
	Universal Health Services, Inc., Class B	97,263	21,107,044
*	Vertex Pharmaceuticals, Inc.	114,840	48,872,459
	Viatris, Inc.	606,093	6,279,123
	West Pharmaceutical Services, Inc.	45,288	12,774,386
	Zimmer Biomet Holdings, Inc.	409,099	41,138,995
TOTAL HEALTH CARE			4,369,864,246
INDUSTRIALS — (13.8%)
	AECOM	83,796	11,257,993
*	AeroVironment, Inc.	5,859	2,167,303
*	Amentum Holdings, Inc.	148,537	3,328,714
	AMETEK, Inc.	533,970	107,920,677
*	Builders FirstSource, Inc.	138,615	16,102,905
	Carlisle Cos., Inc.	1,130	367,307
	Carrier Global Corp.	1,673,050	99,529,745
*	Clean Harbors, Inc.	29,177	6,142,050
	CNH Industrial NV	448,154	4,701,135
*	Copart, Inc.	1,258,806	54,141,246
	CSX Corp.	6,187,578	222,876,560
	Cummins, Inc.	471,456	206,346,862
#	Curtiss-Wright Corp.	10,051	5,987,682
	Deere & Co.	509,386	235,147,859
	Delta Air Lines, Inc.	2,785,685	159,842,605
	Dover Corp.	309,454	56,153,523
	Emerson Electric Co.	1,112,396	155,257,110
	Equifax, Inc.	165,375	34,910,663
	FedEx Corp.	761,554	193,297,636
	Fortive Corp.	379,069	19,082,333
	Fortune Brands Innovations, Inc.	162,069	8,233,105
	General Dynamics Corp.	472,813	163,073,204
	Howmet Aerospace, Inc.	1	206
#	Hubbell, Inc.	37,902	17,813,940
	IDEX Corp.	257	44,065
		Shares	Value†
INDUSTRIALS — (Continued)
	Ingersoll Rand, Inc.	519,834	$39,678,929
	Jacobs Solutions, Inc.	206,567	32,185,204
	JB Hunt Transport Services, Inc.	47,493	8,019,668
	Johnson Controls International PLC	759,811	86,914,780
	L3Harris Technologies, Inc.	443,494	128,214,115
	Leidos Holdings, Inc.	444,939	84,747,531
	ManpowerGroup, Inc.	2,452	75,178
*	MasTec, Inc.	27,153	5,543,556
	Nordson Corp.	23	5,335
	Norfolk Southern Corp.	741,835	210,221,202
	Northrop Grumman Corp.	291,481	170,064,589
	nVent Electric PLC	45,556	5,209,329
	Old Dominion Freight Line, Inc.	45,746	6,423,653
	Oshkosh Corp.	2,394	295,156
	Otis Worldwide Corp.	231,037	21,430,992
	Owens Corning	116,206	14,794,186
	PACCAR, Inc.	1,432,304	140,938,714
	Parker-Hannifin Corp.	123,141	95,167,059
	Pentair PLC	542,545	57,699,661
	Regal Rexnord Corp.	1,060	149,343
	Republic Services, Inc.	407,318	84,819,900
	RTX Corp.	2,043,935	364,842,398
	Snap-on, Inc.	278,840	93,564,762
#	Southwest Airlines Co.	628,885	19,055,216
	SS&C Technologies Holdings, Inc.	630,770	53,564,988
#	Stanley Black & Decker, Inc.	152,348	10,317,007
	Textron, Inc.	193,373	15,626,472
	TransUnion	352,250	28,595,655
#*	U-Haul Holding Co. (UHAL US)	9,000	478,440
	U-Haul Holding Co. (UHAL/B US)	411,843	19,970,267
*	United Airlines Holdings, Inc.	1,141,497	107,346,378
	United Parcel Service, Inc., Class B	287,908	27,760,089
	United Rentals, Inc.	147,943	128,884,983
	Westinghouse Air Brake Technologies Corp.	395,247	80,804,297
	Xylem, Inc.	391,190	59,011,012
TOTAL INDUSTRIALS			3,986,146,472

335

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (12.3%)
	Accenture PLC, Class A	512,890	$128,273,789
*	Advanced Micro Devices, Inc.	553,166	141,676,876
	Amdocs Ltd.	259,502	21,865,639
	Analog Devices, Inc.	573,276	134,221,110
	Applied Materials, Inc.	45,633	10,637,052
	Cisco Systems, Inc.	8,816,508	644,574,900
	Cognizant Technology Solutions Corp., Class A	1,724,475	125,679,738
*	Coherent Corp.	18,963	2,502,358
	Corning, Inc.	1,752,810	156,140,315
*	F5, Inc.	110,146	27,872,445
*	First Solar, Inc.	243,212	64,923,011
#*	Flex Ltd.	977,680	61,124,554
#*	GLOBALFOUNDRIES, Inc.	246,437	8,773,157
#	Hewlett Packard Enterprise Co.	4,635,776	113,205,650
	HP, Inc.	317,872	8,795,518
*	Intel Corp.	2,499,131	99,940,249
*	Keysight Technologies, Inc.	284,826	52,111,765
	Marvell Technology, Inc.	798,675	74,867,795
	Microchip Technology, Inc.	73,167	4,567,084
	Micron Technology, Inc.	1,911,377	427,708,831
	NXP Semiconductors NV	623,233	130,330,485
*	Okta, Inc.	31,252	2,860,496
*	ON Semiconductor Corp.	454,958	22,784,297
*	Qorvo, Inc.	56,258	5,340,009
	QUALCOMM, Inc.	995,290	180,047,961
	Ralliant Corp.	162,226	7,124,966
	Roper Technologies, Inc.	86,628	38,649,082
	Salesforce, Inc.	1,071,935	279,142,593
*	Sandisk Corp.	221,962	44,243,685
	Skyworks Solutions, Inc.	99,528	7,735,316
#*	Super Micro Computer, Inc.	1,025,200	53,269,392
	TD SYNNEX Corp.	53,561	8,381,761
	TE Connectivity PLC	1,024,738	253,120,533
*	Teledyne Technologies, Inc.	63,273	33,333,482
*	Trimble, Inc.	302,052	24,088,647
#*	Twilio, Inc., Class A	126,491	17,061,106
	Western Digital Corp.	623,210	93,612,374
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zebra Technologies Corp., Class A	64,906	$17,475,941
*	Zoom Communications, Inc.	322,219	28,107,163
TOTAL INFORMATION TECHNOLOGY			3,556,171,125
MATERIALS — (6.0%)
	Air Products & Chemicals, Inc.	462,255	112,138,440
#	Albemarle Corp.	41,730	4,099,138
	Amcor PLC	2,583,263	20,407,778
	Ball Corp.	107,804	5,066,788
	Celanese Corp.	22,146	851,292
	CF Industries Holdings, Inc.	219,341	18,268,912
	Corteva, Inc.	789,571	48,511,242
	CRH PLC (CRHCF US)	1,624,457	193,472,829
	Crown Holdings, Inc.	16,342	1,588,116
	Dow, Inc.	767,394	18,302,347
	DuPont de Nemours, Inc.	470,486	38,415,182
	Eastman Chemical Co.	213,002	12,677,879
	Freeport-McMoRan, Inc.	4,625,487	192,882,808
	International Flavors & Fragrances, Inc.	56,504	3,558,057
#	International Paper Co.	830,228	32,080,010
	Linde PLC	805,275	336,846,532
	LyondellBasell Industries NV, Class A	379,097	17,597,683
	Martin Marietta Materials, Inc.	139,429	85,483,920
	Newmont Corp.	1,913,125	154,905,731
	Nucor Corp.	637,968	95,727,098
	Packaging Corp. of America	304,158	59,541,970
	PPG Industries, Inc.	762,695	74,553,436
	Reliance, Inc.	47,069	13,293,698
	RPM International, Inc.	35,034	3,828,516
	Smurfit WestRock PLC	732,183	27,032,196
	Steel Dynamics, Inc.	340,340	53,365,312
	Vulcan Materials Co.	350,819	101,562,100
#	Westlake Corp.	188,100	12,943,161
TOTAL MATERIALS			1,739,002,171

336

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	592,444	$90,306,239
*	CoStar Group, Inc.	263,971	18,163,845
*	Jones Lang LaSalle, Inc.	37,934	11,573,284
*	Zillow Group, Inc. (Z US), Class C	194,438	14,578,961
*	Zillow Group, Inc. (ZG US), Class A	40,662	2,908,553
TOTAL REAL ESTATE			137,530,882
TOTAL COMMON STOCKS Cost ($18,936,328,896)			27,993,597,767

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	263,559,847	$263,559,847
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	49,276,194	569,977,734
TOTAL INVESTMENTS — (100.0%)
(Cost $19,769,866,477)			$28,827,135,348
As of October 31, 2025, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	589	12/19/25	$196,945,264	$202,439,300	$5,494,036
Total Futures Contracts			$196,945,264	$202,439,300	$5,494,036
Summary of the Series' investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,666,896,665	—	—	$1,666,896,665
Consumer Discretionary	1,348,888,747	—	—	1,348,888,747
Consumer Staples	1,120,172,035	—	—	1,120,172,035
Energy	3,382,929,428	—	—	3,382,929,428
Financials	6,685,995,996	—	—	6,685,995,996
Health Care	4,369,864,246	—	—	4,369,864,246
Industrials	3,986,146,472	—	—	3,986,146,472
Information Technology	3,556,171,125	—	—	3,556,171,125
Materials	1,739,002,171	—	—	1,739,002,171
Real Estate	137,530,882	—	—	137,530,882
Temporary Cash Investments	263,559,847	—	—	263,559,847
Securities Lending Collateral	—	$569,977,734	—	569,977,734
Total Investments in Securities	$28,257,157,614	$569,977,734	—	$28,827,135,348

337

The U.S. Large Cap Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$5,494,036	—	—	$5,494,036
Total Financial Instruments	$5,494,036	—	—	$5,494,036
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
338

THE DFA INVESTMENT TRUST COMPANY
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $588,243 of securities on loan)	$27,993,598
Temporary Cash Investments at Value & Cost	263,560
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $569,978)	569,978
Segregated Cash for Futures Contracts	12,542
Receivables:
Investment Securities Sold	6,961
Dividends and Interest	24,691
Securities Lending Income	45
Futures Variation Margin	547
Total Assets	28,871,922
LIABILITIES:
Payables:
Upon Return of Securities Loaned	569,896
Investment Securities Purchased	7,565
Due to Advisor	2,414
Accrued Expenses and Other Liabilities	819
Total Liabilities	580,694
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$28,291,228
Investment Securities at Cost	$18,936,329

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
339

THE DFA INVESTMENT TRUST COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025
(Amounts in thousands)

The U.S. Large Cap Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $114)	$622,261
Dividend Income from Affiliates	14,131
Income from Securities Lending, Net	548
Total Investment Income	636,940
Expenses
Investment Management Fees	28,057
Accounting & Transfer Agent Fees	645
Custodian Fees	274
Trustees' Fees and Expenses	219
Professional Fees	386
Other	624
Total Expenses	30,205
Net Expenses	30,205
Net Investment Income (Loss)	606,735
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(501,158)
Affiliated Investment Companies Shares Sold	82
Futures	61,101
In-Kind Redemptions	4,162,311
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,720,315)
Futures	9,857
Net Realized and Unrealized Gain (Loss)	2,011,878
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,618,613
See accompanying Notes to Financial Statements.
340

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	The U.S. Large Cap Value Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$606,735	$626,482
Net Realized Gain (Loss) on:
Investment Securities Sold	(501,158)	(240,045)
Affiliated Investment Companies Shares Sold	82	(92)
Futures	61,101	93,061
In-Kind Redemptions	4,162,311	4,160,840
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,720,315)	2,588,983
Futures	9,857	(2,188)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,618,613	7,227,041
Transactions in Interest:
Contributions	6,369,289	5,352,627
Withdrawals	(9,203,133)	(8,721,188)
Net Increase (Decrease) from Transactions in Interest	(2,833,844)	(3,368,561)
Total Increase (Decrease) in Net Assets	(215,231)	3,858,480
Net Assets
Beginning of Year	28,506,459	24,647,979
End of Year	$28,291,228	$28,506,459
See accompanying Notes to Financial Statements.
341

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Total Return	9.64%	30.38%	(0.78%)	(3.45%)	48.85%
Net Assets, End of Year (thousands)	$28,291,228	$28,506,459	$24,647,979	$27,045,981	$29,820,643
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.16%	2.25%	2.38%	2.20%	1.92%
Portfolio Turnover Rate	8%	9%	13%	10%	10%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
342

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS
A. Organization:
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten operational series, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational series are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange. These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Series and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
343

OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Series, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.
C. Investment Advisor:
The Advisor provides investment management services to the Series. For the year ended October 31, 2025, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Trustees:
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2025, the total related amounts paid by the Trust to the CCO were $47 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.
344

D. Deferred Compensation:
As of October 31, 2025, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):
The U.S. Large Cap Value Series	$269

E. Purchases and Sales of Securities:
For the year ended October 31, 2025, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:
	Purchases	Sales
The U.S. Large Cap Value Series	$6,510,814	$2,203,934

There were no purchases or sales of long-term U.S. government securities.
For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$232,926	$6,523,106	$6,186,136	$82	—	$569,978	49,276	$14,131	—
Total	$232,926	$6,523,106	$6,186,136	$82	—	$569,978		$14,131	—
F. Federal Income Taxes:
No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners. Accordingly, as a pass-through entity, the Series pays no income dividends or capital gain distributions.
As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$19,756,202	$9,877,829	$(806,896)	$9,070,933
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts and differences in the tax treatment of other investments.
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ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Series recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Series' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Series.
1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. When the Series enters into stock index futures, it is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amount in thousands):
Futures*
The U.S. Large Cap Value Series	$198,296

*	Average Notional Value of futures contracts.
The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2025 (amounts in thousands):
	Asset Derivatives Value
	Total Value at October 31, 2025	Equity Contracts (1)
The U.S. Large Cap Value Series	$5,494	$5,494

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Variation Margin.
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The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$61,101	$61,101

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$9,857	$9,857

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
There were no borrowings by the Series under the lines of credit during the year ended October 31, 2025.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Series did not use the interfund lending program during the year ended October 31, 2025.
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I. Affiliated Trades:
Cross trades for the year ended October 31, 2025, if any, were executed by the Series pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board.
For the year ended October 31, 2025, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):
Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$619,296	$501,067	$(132,623)
J. Securities Lending:
As of October 31, 2025, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):
Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$30,323

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will
348

receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.
In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.
L. In-Kind Redemptions:
During the year ended October 31, 2025, the Series realized net gains (losses) on in-kind redemptions as follows (amount in thousands):
The U.S. Large Cap Value Series	$4,162,311

M. Segment Reporting:
In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect the Series financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Trust's Co-Chief Executive Officers and the Chief Financial Officer act as the Series CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole. The Series long-term strategic asset allocation is executed by its Series management team and guided by the Series investment objective and principal investment strategies, as described in the Series' registration statement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other:
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
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P. ReFlow Redemption Service:
The Series may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC(“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days,determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate(which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Series and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Series’ registration statement. If the Series is part of a “master-feeder” structure, then the “feeder” portfolio does not generally buy individual securities directly. Instead, the feeder portfolio invests in a corresponding “master” portfolio, such as the Series, that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the Series' financial statements. Purchases and redemptions of the feeder portfolio's shares by ReFlow under the program are not considered excessive short-term trading under the Series’ Policy Regarding Excessive Short-Term Trading.
Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
350

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The U.S. Large Cap Value Series (one of the series constituting The DFA Investment Trust Company, referred to hereafter as the “Series”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

351

statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

352

TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.
DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Enhanced U.S. Large Company Portfolio	98%	—	2%	—	—	100%	—	—	20%	—	—	59%	—
U.S. Large Cap Equity Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	1%	—
U.S. Large Cap Value Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	2%	—
U.S. Targeted Value Portfolio	100%	—	—	—	—	100%	93%	100%	—	—	—	2%	—
U.S. Small Cap Value Portfolio	100%	—	—	—	—	100%	93%	100%	—	—	—	2%	—
U.S. Core Equity 1 Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	2%	—
U.S. Core Equity 2 Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	3%	—
U.S. Vector Equity Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	2%	—
U.S. Small Cap Portfolio	100%	—	—	—	—	100%	95%	100%	—	—	—	3%	—
U.S. Micro Cap Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	3%	—
U.S. High Relative Profitability Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	3%	—
DFA Real Estate Securities Portfolio	100%	—	—	—	—	100%	—	2%	—	—	—	1%	—
DFA Commodity Strategy Portfolio	100%	—	—	—	—	100%	—	—	8%	—	—	18%	—

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

353

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

Dimensional Investment Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
U.S. Large Company Portfolio	97%	3%	—	—	—	100%	97%	100%	—	—	—	1%	100%

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

354

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
355

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
356

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
357

Item 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
Not applicable
358

DFA-103125-001AD

Annual Financial Statements & Other Information

Year Ended: October 31, 2025

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity 2 Portfolio
(formerly, International Core Equity Portfolio)

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity 2 Portfolio (formerly, Emerging Markets Core Equity Portfolio)

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series The Japanese Small Company Series The Asia Pacific Small Company Series The United Kingdom Small Company Series	The Continental Small Company Series The Canadian Small Company Series The Emerging Markets Series The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

i

CONTINUED

ii

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt

CPI	Consumer Price Index

GDR	Global Depositary Receipt

GO	General Obligation

OAT	Obligations Assimilables du Tresor

REIT	Real Estate Investment Trust

AUD	Australian Dollars

CAD	Canadian Dollars

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pounds

HKD	Hong Kong Dollar

ILS	Israeli New Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollars

SEK	Swedish Krona

SGD	Singapore Dollars

Investment Footnotes

»	Securities that have been fair value factored. See Note B to Financial Statements.

#	Total or Partial Securities on Loan.

*	Non-Income Producing Securities.

Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity

Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.

@	Security purchased with cash collateral received from Securities on Loan.

§	Affiliated Fund.

††	Security valued using significant unobservable inputs (Level 3).

Represents 7 Day subsidized yield as of October 31, 2025

Financial Highlights

**	Calculated based on weighted average of each of the Portfolio’s underlying investments.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

(A)	Computed using average shares outstanding.

(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

(C)	Non-Annualized

(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.

SEC	Securities and Exchange Commission

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (97.0%)
AUSTRALIA — (6.1%)
	ALS Ltd.	254,328	$3,609,603
#	Ampol Ltd.	106,039	2,130,285
	ANZ Group Holdings Ltd.	668,376	16,008,742
#	APA Group	518,686	3,115,193
	Aristocrat Leisure Ltd.	142,270	5,886,439
	ASX Ltd.	52,145	1,923,988
	Atlas Arteria Ltd.	396,660	1,260,106
	Aurizon Holdings Ltd.	172,737	387,534
	Bendigo & Adelaide Bank Ltd.	291,242	2,409,145
	BHP Group Ltd. (BHP AU)	1,212,466	34,565,218
#	BHP Group Ltd. (BHP LN), Class DI	242,396	6,901,802
#	BHP Group Ltd. (BHP US), Sponsored ADR	300,265	17,130,118
	BlueScope Steel Ltd.	232,410	3,477,119
	Brambles Ltd.	571,987	9,294,540
	CAR Group Ltd.	73,718	1,721,273
	Challenger Ltd.	132,412	805,985
	Cleanaway Waste Management Ltd.	159,236	265,452
	Cochlear Ltd.	22,735	4,268,264
	Coles Group Ltd.	509,919	7,354,334
	Commonwealth Bank of Australia	372,709	41,819,811
	Computershare Ltd.	211,591	5,054,816
	CSL Ltd.	89,102	10,383,617
	Dyno Nobel Ltd.	176,011	370,393
#	Eagers Automotive Ltd.	73,469	1,634,931
	Endeavour Group Ltd.	158,314	378,759
	Evolution Mining Ltd.	1,235,970	8,746,421
	Fortescue Ltd.	638,579	8,880,864
	Harvey Norman Holdings Ltd.	408,622	1,931,186
	HUB24 Ltd.	37,812	2,817,601
	Insurance Australia Group Ltd.	1,347,639	6,927,995
#*	James Hardie Industries PLC (JHX AU), CDI	157,942	3,326,374
#	JB Hi-Fi Ltd.	77,357	5,291,709
	Lottery Corp. Ltd.	855,046	3,075,614
#*	Lynas Rare Earths Ltd.	316,189	3,152,203
	Macquarie Group Ltd.	70,544	10,062,073
	Medibank Pvt Ltd.	954,330	3,045,734

		Shares	Value»
AUSTRALIA — (Continued)
*	Mineral Resources Ltd.	38,365	$1,211,662
#	Myer Holdings Ltd.	60,476	15,610
	National Australia Bank Ltd.	761,920	21,722,380
	Netwealth Group Ltd.	75,388	1,517,406
#*	NEXTDC Ltd.	181,867	1,869,763
	Northern Star Resources Ltd.	562,018	9,062,446
	Orica Ltd.	258,059	3,752,265
	Origin Energy Ltd.	639,687	5,126,336
	Perseus Mining Ltd.	802,656	2,547,605
#*	Pilbara Minerals Ltd.	379,134	815,814
	Pro Medicus Ltd.	24,233	4,160,925
	Qantas Airways Ltd.	311,858	2,077,641
	QBE Insurance Group Ltd.	708,832	9,196,793
	Qube Holdings Ltd.	798,076	2,287,235
#	Ramsay Health Care Ltd.	89,719	1,882,305
	REA Group Ltd.	18,469	2,573,414
#	Reece Ltd.	79,223	604,776
	Rio Tinto Ltd.	145,213	12,608,299
*	Sandfire Resources Ltd.	223,959	2,372,064
	Santos Ltd.	2,230,872	9,213,803
	SEEK Ltd.	117,034	2,071,162
	SGH Ltd.	107,212	3,397,042
#	Sigma Healthcare Ltd.	690,842	1,404,526
	Sonic Healthcare Ltd.	213,112	2,949,598
	South32 Ltd. (S32 AU)	2,155,314	4,457,376
	Steadfast Group Ltd.	427,900	1,567,532
	Suncorp Group Ltd.	411,418	5,281,333
	Technology One Ltd.	173,263	4,172,872
	Telstra Group Ltd. (TLS AU)	1,417,464	4,528,564
	TPG Telecom Ltd.	196,822	711,965
	Transurban Group	991,946	9,385,487
	Treasury Wine Estates Ltd.	12,717	49,811
	Wesfarmers Ltd.	328,349	18,021,748
	Westpac Banking Corp.	748,445	18,938,999
	Whitehaven Coal Ltd.	93,643	440,132
	WiseTech Global Ltd.	48,021	2,165,842
	Woodside Energy Group Ltd. (WDS AU)	656,980	10,646,654
	Woodside Energy Group Ltd. (WDS LN)	43,801	710,743

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Woodside Energy Group Ltd. (WDS US), ADR	68,532	$1,110,904
	Woolworths Group Ltd.	382,245	7,101,728
	Worley Ltd.	195,104	1,822,075
*	Xero Ltd.	52,534	4,969,989
#	Yancoal Australia Ltd.	297,444	1,082,260

TOTAL AUSTRALIA			441,022,125

AUSTRIA — (0.3%)
	Erste Group Bank AG	129,852	13,451,221
	OMV AG	82,151	4,497,449
	Verbund AG	23,881	1,843,140

TOTAL AUSTRIA			19,791,810

BELGIUM — (0.9%)
	Ageas SA	100,829	6,672,861
	Anheuser-Busch InBev SA (ABI BB)	360,455	21,979,536
*	Argenx SE (ARGX BB)	4,901	4,011,307
*	Argenx SE (ARGX US), ADR	2,482	2,031,517
	CMB Tech NV	26,813	251,471
	D’ieteren Group	1,056	192,902
	Elia Group SA	1,390	167,534
	KBC Group NV	155,441	18,701,015
	UCB SA	57,158	14,697,719

TOTAL BELGIUM			68,705,862

CANADA — (10.8%)
	Agnico Eagle Mines Ltd. (AEM CN)	437	70,285
	Agnico Eagle Mines Ltd. (AEM US)	131,538	21,152,626
	Alamos Gold, Inc. (AGI US), Class A	175,419	5,401,151
	Alimentation Couche-Tard, Inc.	260,232	13,225,437
	AltaGas Ltd.	25,804	757,442
	ARC Resources Ltd.	301,057	5,552,989
	AtkinsRealis Group, Inc.	73,331	5,171,416
	Bank of Montreal (BMO CN)	41,107	5,106,465
	Bank of Montreal (BMO US)	158,839	19,724,627
#	Bank of Nova Scotia (BNS CN)	159,145	10,437,951
	Bank of Nova Scotia (BNS US)	214,751	14,087,666
	Barrick Mining Corp.	141,262	4,633,394

		Shares	Value»
CANADA — (Continued)
	Barrick Mining Corp. (B US)	377,839	$12,393,119
#	BCE, Inc. (BCE US)	17,800	406,908
*	Bombardier, Inc. (BBD/A CN), Class A	600	83,052
*	Bombardier, Inc. (BBD/B CN), Class B	40,143	5,608,943
	Brookfield Corp. (BN CN)	86,714	3,993,349
	Brookfield Corp. (BN US)	209,541	9,649,353
	Brookfield Infrastructure Corp., Class A	1,119	50,725
#	Brookfield Renewable Corp.	51,236	2,216,469
	Brookfield Wealth Solutions Ltd.	594	27,366
*	CAE, Inc. (CAE CN)	5,544	155,661
*	CAE, Inc. (CAE US)	31,700	889,502
	Cameco Corp. (CCJ US)	59,290	6,060,031
	Canadian Imperial Bank of Commerce (CM CN)	169,585	14,051,173
	Canadian Imperial Bank of Commerce (CM US)	171,159	14,183,946
	Canadian National Railway Co. (CNI US)	89,334	8,568,024
	Canadian National Railway Co. (CNR CN)	79,808	7,652,760
	Canadian Natural Resources Ltd. (CNQ CN)	20,072	642,138
	Canadian Natural Resources Ltd. (CNQ US)	858,816	27,499,288
	Canadian Pacific Kansas City Ltd. (CP CN)	61,565	4,430,327
	Canadian Pacific Kansas City Ltd. (CP US)	140,607	10,116,674
	CCL Industries, Inc., Class B	73,986	4,127,243
*	Celestica, Inc. (CLS US)	50,359	17,347,668

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Cenovus Energy, Inc. (CVE CN)	69,958	$1,182,136
	Cenovus Energy, Inc. (CVE US)	594,115	10,052,426
	CGI, Inc. (GIB US)	82,960	7,217,520
	CGI, Inc. (GIBA CN)	199	17,318
	Colliers International Group, Inc. (CIGI US)	503	80,244
	Constellation Software, Inc.	5,232	13,769,014
*	Descartes Systems Group, Inc. (DSG CN)	36	3,179
	Dollarama, Inc.	116,011	15,079,652
	Element Fleet Management Corp.	268,036	7,229,548
#	Emera, Inc.	133,662	6,354,556
	Empire Co. Ltd., Class A	7,642	259,628
	Enbridge, Inc. (ENB CN)	34,288	1,598,806
	Enbridge, Inc. (ENB US)	515,160	24,016,759
	Endeavour Mining PLC	46,334	1,856,267
	Fairfax Financial Holdings Ltd.	6,308	10,241,263
*	First Quantum Minerals Ltd.	199,143	4,134,639
	FirstService Corp. (FSV CN)	65	10,347
	FirstService Corp. (FSV US)	1,231	196,234
	Fortis, Inc. (FTS CN)	149,319	7,505,607
	Fortis, Inc. (FTS US)	47,387	2,380,249
	Franco-Nevada Corp. (FNV US)	44,857	8,371,662
	George Weston Ltd.	72,644	4,417,012
	GFL Environmental, Inc.	66,142	2,889,744
#	Gildan Activewear, Inc. (GIL US)	3,453	201,275
	Great-West Lifeco, Inc.	85,869	3,640,348
Ω	Hydro One Ltd.	126,825	4,677,664
	iA Financial Corp., Inc.	71,974	8,495,965
	IGM Financial, Inc.	5,690	218,870
	Imperial Oil Ltd. (IMO US)	69,333	6,115,864
	Intact Financial Corp.	78,750	14,689,931
#*	Ivanhoe Mines Ltd., Class A	134,750	1,347,932
	Keyera Corp.	29,479	870,361

		Shares	Value»
CANADA — (Continued)
	Kinross Gold Corp. (K CN)	410,564	$9,548,749
	Kinross Gold Corp. (KGC US)	375,679	8,730,780
	Loblaw Cos. Ltd.	154,765	6,150,652
	Lundin Gold, Inc.	5,522	375,404
	Lundin Mining Corp.	347,151	5,583,920
	Magna International, Inc. (MGA US)	159,131	7,512,575
	Manulife Financial Corp. (MFC CN)	283,338	9,169,521
	Manulife Financial Corp. (MFC US)	394,624	12,773,979
	Metro, Inc.	98,518	6,566,945
	National Bank of Canada	104,399	11,663,986
	Nutrien Ltd. (NTR CN)	12,443	677,709
	Nutrien Ltd. (NTR US)	213,234	11,610,570
	Open Text Corp. (OTEX US)	82,375	3,159,081
#	Pan American Silver Corp. (PAAS US)	177,832	6,261,465
	Pembina Pipeline Corp. (PBA US)	239,039	9,042,845
	Pembina Pipeline Corp. (PPL CN)	2,200	83,228
	RB Global, Inc. (RBA CN)	11,649	1,155,805
	RB Global, Inc. (RBA US)	50,010	4,961,992
	Restaurant Brands International, Inc. (QSR CN)	58,971	3,873,237
	Restaurant Brands International, Inc. (QSR US)	71,674	4,708,265
	Rogers Communications, Inc. (RCI US), Class B	63,944	2,502,768
#	Rogers Communications, Inc. (RCIB CN), Class B	80,132	3,136,035
	Royal Bank of Canada (RY CN)	296,511	43,438,106
	Royal Bank of Canada (RY US)	235,765	34,539,572
	Saputo, Inc.	32,126	776,265
*	Shopify, Inc. (SHOP CN), Class A	9,260	1,610,027
*	Shopify, Inc. (SHOP US), Class A	57,996	10,083,185

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Stantec, Inc. (STN CN)	43,878	$4,859,100
	Stantec, Inc. (STN US)	2,600	288,288
	Sun Life Financial, Inc. (SLF CN)	133,113	8,096,588
	Sun Life Financial, Inc. (SLF US)	118,355	7,203,085
	Suncor Energy, Inc. (SU US)	571,832	22,764,632
	TC Energy Corp. (TRP US)	195,287	9,795,596
	Teck Resources Ltd. (TECK US), Class B	201,224	8,636,534
	TELUS Corp.	81,584	1,193,033
	TFI International, Inc. (TFII US)	2	179
#	Thomson Reuters Corp. (TRI US)	16,507	2,526,561
	TMX Group Ltd.	89,105	3,286,444
	Toromont Industries Ltd.	9,296	1,116,872
	Toronto-Dominion Bank (TD CN)	95,463	7,838,237
#	Toronto-Dominion Bank (TD US)	269,229	22,111,778
	Tourmaline Oil Corp.	202,586	8,910,577
	Waste Connections, Inc. (WCN CN)	25,531	4,281,805
	Waste Connections, Inc. (WCN US)	62,470	10,474,939
	West Fraser Timber Co. Ltd. (WFG CN)	10,658	650,476
	Wheaton Precious Metals Corp. (WPM US)	43,015	4,151,808
#	Whitecap Resources, Inc.	434,285	3,232,637
	WSP Global, Inc.	43,255	8,269,506

TOTAL CANADA			783,982,529

DENMARK — (1.8%)
	AP Moller - Maersk AS (MAERSKA DC), Class A	1,284	2,646,523
	AP Moller - Maersk AS (MAERSKB DC), Class B	1,731	3,558,810
	Carlsberg AS, Class B	49,267	5,792,791
#	Coloplast AS, Class B	44,703	4,043,136
	Danske Bank AS	264,432	11,818,312
#*	Demant AS	38,017	1,264,831
#	DSV AS	52,173	11,134,150

		Shares	Value»
DENMARK — (Continued)
*	Genmab AS (GMAB DC)	26,584	$7,582,496
#*	Genmab AS (GMAB US), Sponsored ADR	1,009	28,868
	Novo Nordisk AS (NOVOB DC), Class B	923,030	45,442,309
#	Novonesis Novozymes B, Class B	195,607	11,689,397
*Ω	Orsted AS	219,370	3,928,751
	Pandora AS	56,731	7,591,100
	Rockwool AS, Class A	430	14,728
	Rockwool AS, Class B	30,549	1,046,782
#	Tryg AS	201,083	4,956,491
	Vestas Wind Systems AS	333,053	6,811,634

TOTAL DENMARK			129,351,109

FINLAND — (1.0%)
#	Fortum OYJ	211,567	4,717,927
	Kesko OYJ (KESKOA FH), Class A	13,251	283,240
	Kone OYJ, Class B	109,489	7,315,292
#	Metso OYJ	47,301	775,689
	Neste OYJ	42,462	879,841
#	Nokia OYJ (NOK US), Sponsored ADR	224,074	1,548,351
	Nokia OYJ (NOKIA FH)	1,564,193	10,669,824
	Nokia OYJ (NOKIA FP)	268,823	1,824,050
	Nordea Bank Abp (NDA FH)	816,647	13,970,220
	Nordea Bank Abp (NDA SS)	598,154	10,221,050
	Sampo OYJ, Class A	752,238	8,384,691
#	UPM-Kymmene OYJ	175,918	4,720,284
	Wartsila OYJ Abp	283,201	9,265,514

TOTAL FINLAND			74,575,973

FRANCE — (8.5%)
	Accor SA	40,652	2,068,083
	Aeroports de Paris SA	14,111	1,935,761
	Air Liquide SA	116,240	22,496,958
	Airbus SE	134,972	33,280,185
*	Alstom SA	45,563	1,139,420
Ω	Amundi SA	28,160	2,087,568
	AXA SA	402,621	17,469,083
	BioMerieux	19,678	2,533,555
	BNP Paribas SA	230,011	17,816,181
	Bollore SE	356,077	1,982,772
	Bouygues SA	126,311	5,701,439

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Bureau Veritas SA	168,692	$5,543,630
	Capgemini SE	56,464	8,686,726
	Carrefour SA	57,895	871,953
	Cie de Saint-Gobain SA	185,238	17,979,571
	Cie Generale des Etablissements Michelin SCA	390,422	12,472,190
	Credit Agricole SA	260,750	4,706,895
	Danone SA	135,858	11,998,519
	Dassault Aviation SA	8,931	2,877,971
	Dassault Systemes SE	150,671	4,287,756
	Eiffage SA	19,757	2,431,094
	Engie SA	930,761	21,791,862
	EssilorLuxottica SA	55,442	20,303,894
	Eurofins Scientific SE	64,008	4,514,451
Ω	Euronext NV	37,614	5,375,482
	Getlink SE	88,747	1,619,918
	Hermes International SCA	9,337	23,104,023
	Ipsen SA	8,737	1,227,821
	Kering SA	24,514	8,705,335
	Legrand SA	92,375	15,952,027
	L’Oreal SA	48,037	20,046,383
	LVMH Moet Hennessy Louis Vuitton SE	85,031	60,101,832
	Orange SA (ORA FP)	1,251,477	20,019,082
	Pernod Ricard SA	58,318	5,711,694
	Publicis Groupe SA (PUB FP)	104,028	10,426,634
	Renault SA	28,698	1,115,181
	Safran SA	106,656	37,896,830
	Sanofi SA (SAN FP)	216,767	21,928,752
	Sartorius Stedim Biotech	5,431	1,298,929
	Schneider Electric SE (0NWV LI)	935	264,051
	Schneider Electric SE (SU FP)	100,339	28,589,569
	Societe Generale SA	324,830	20,600,916
	Sodexo SA	8,172	452,487
	Sodexo, Inc.	16,625	920,581
	STMicroelectronics NV (STM FP)	178,896	4,392,949
#	STMicroelectronics NV (STM US)	187,899	4,597,889
	Thales SA	22,965	6,548,534
	TotalEnergies SE (TTE FP)	877,774	54,803,838
#	TotalEnergies SE (TTE US), Sponsored ADR	8,024	499,414

		Shares	Value»
FRANCE — (Continued)
	Veolia Environnement SA (VEOEY US), ADR	34,172	$563,325
	Veolia Environnement SA (VIE FP)	229,655	7,589,432
	Vinci SA	200,949	26,870,147
	Vivendi SE	158,118	569,538

TOTAL FRANCE			618,770,110

GERMANY — (7.5%)
	adidas AG	69,786	13,195,303
	Allianz SE (ALIZY US), ADR	69,394	2,788,251
	Allianz SE (ALV GR)	73,809	29,659,526
*	Aumovio SE	28,783	1,237,492
	BASF SE	436,229	21,524,334
	Bayer AG	500,434	15,565,743
	Bayerische Motoren Werke AG	130,059	12,127,330
#	Beiersdorf AG	18,394	1,950,022
	Commerzbank AG	395,488	14,420,633
	Continental AG	57,566	4,398,726
*	Covestro AG	45,142	3,152,975
	Daimler Truck Holding AG	260,984	10,460,933
#	Deutsche Bank AG (DB US)	502,805	17,985,335
	Deutsche Bank AG (DBK GR)	35,499	1,270,870
	Deutsche Boerse AG	76,165	19,288,022
	Deutsche Lufthansa AG	346,934	3,041,534
	Deutsche Post AG	429,180	19,719,254
	Deutsche Telekom AG (DTE GR)	1,452,446	44,989,763
	Deutsche Wohnen SE	5,324	132,689
Ω	DWS Group GmbH & Co. KGaA	3,206	205,247
	E.ON SE	1,178,430	21,926,311
	Fresenius Medical Care AG (FME GR)	97,884	5,255,122
	Fresenius SE & Co. KGaA	186,413	10,726,755
	GEA Group AG	7,510	537,172
	Hannover Rueck SE	23,545	6,721,590
#Ω	Hapag-Lloyd AG	11,070	1,591,658
	Heidelberg Materials AG	77,789	18,249,572
	Hella GmbH & Co. KGaA	300	27,926
	Henkel AG & Co. KGaA	41,920	3,130,313
#	Hensoldt AG	6,966	742,559
	HOCHTIEF AG	8,769	2,517,043

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Infineon Technologies AG (IFX GR)	524,354	$20,813,129
	Knorr-Bremse AG	37,399	3,479,901
	Mercedes-Benz Group AG	190,332	12,349,603
	Merck KGaA	17,732	2,322,778
	MTU Aero Engines AG	24,043	10,507,394
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	46,347	28,674,605
	Nemetschek SE	37,203	4,298,826
	Qiagen NV	11,089	521,945
	Rheinmetall AG	17,893	35,173,776
	RWE AG	241,954	11,911,520
	SAP SE (SAP GR)	129,747	33,743,608
	Siemens AG (SIE GR)	118,417	33,559,046
*	Siemens Energy AG	178,818	22,278,095
Ω	Siemens Healthineers AG	63,938	3,583,721
	Symrise AG	6,462	534,401
*	Talanx AG	39,645	4,827,623
	Volkswagen AG	12,177	1,284,452
#	Vonovia SE	251,595	7,561,876

TOTAL GERMANY			545,966,302

HONG KONG — (1.7%)
	AIA Group Ltd.	3,249,000	31,615,141
	BOC Hong Kong Holdings Ltd.	1,008,000	4,953,028
Ω	Budweiser Brewing Co. APAC Ltd.	477,900	484,754
	Cathay Pacific Airways Ltd.	1,108,000	1,577,265
	CK Asset Holdings Ltd.	718,486	3,554,526
	CK Hutchison Holdings Ltd.	829,962	5,503,869
	CK Infrastructure Holdings Ltd.	200,500	1,304,123
	CLP Holdings Ltd.	556,900	4,750,003
	Galaxy Entertainment Group Ltd.	630,000	3,138,867
	Hang Seng Bank Ltd.	184,300	3,592,919
#	Henderson Land Development Co. Ltd.	572,571	2,014,162
	HK Electric Investments & HK Electric Investments Ltd.	903,500	702,253
	HKT Trust & HKT Ltd.	2,862,000	4,179,011
	Hong Kong & China Gas Co. Ltd.	2,510,661	2,336,552

		Shares	Value»
HONG KONG — (Continued)
	Hong Kong Exchanges & Clearing Ltd.	349,451	$19,046,088
#	MTR Corp. Ltd.	356,814	1,309,039
	PCCW Ltd.	599,000	427,907
	Power Assets Holdings Ltd.	477,707	3,034,749
	PRADA SpA	178,500	1,053,376
	Sands China Ltd.	886,400	2,310,185
*	Shandong Hi-Speed Holdings Group Ltd.	123,000	32,660
#	Sino Land Co. Ltd.	1,739,584	2,160,799
	SITC International Holdings Co. Ltd.	595,000	2,195,352
	Sun Hung Kai Properties Ltd.	274,108	3,335,561
#	Swire Pacific Ltd. (19 HK), Class A	195,000	1,610,567
	Swire Pacific Ltd. (87 HK), Class B	262,500	388,958
	Swire Properties Ltd.	358,200	975,835
	Techtronic Industries Co. Ltd.	458,000	5,342,115
Ω	WH Group Ltd.	5,480,735	5,272,010
	Wharf Real Estate Investment Co. Ltd.	654,609	1,863,160
	Xinyi Glass Holdings Ltd.	225,367	263,573

TOTAL HONG KONG			120,328,407

IRELAND — (0.4%)
	AIB Group PLC	1,000,667	9,222,473
	Bank of Ireland Group PLC	643,649	10,538,446
	Kerry Group PLC (KYGA ID), Class A	34,643	3,160,230
	Kerry Group PLC (KYGA LN), Class A	18,318	1,631,367
	Kingspan Group PLC (KSP ID)	66,776	5,000,072

TOTAL IRELAND			29,552,588

ISRAEL — (1.1%)
*	Airport City Ltd.	27,194	537,522
	Alony Hetz Properties & Investments Ltd.	64,244	787,661
	Amot Investments Ltd.	82,276	649,564
	Ashtrom Group Ltd.	20,618	471,082
	Aura Investments Ltd.	29,267	211,107
	Azrieli Group Ltd.	9,244	975,261
	Bank Hapoalim BM	406,787	8,250,722
	Bank Leumi Le-Israel BM	544,991	11,061,120

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Bet Shemesh Engines Holdings 1997 Ltd.	2,093	$431,572
	Bezeq The Israeli Telecommunication Corp. Ltd.	747,201	1,530,492
	Big Shopping Centers Ltd.	4,234	947,182
#*	Camtek Ltd.	6,120	764,810
*	Cellcom Israel Ltd. (CEL IT)	7,133	74,358
	Clal Insurance Enterprises Holdings Ltd.	35,551	1,976,821
	Delek Group Ltd.	6,339	1,666,630
	Delta Galil Ltd.	1,485	82,911
*	El Al Israel Airlines	37,233	154,718
	Elbit Systems Ltd. (ESLT IT)	1,836	869,674
	Elbit Systems Ltd. (ESLT US)	2	953
	Electra Ltd.	19,220	609,047
	Energix-Renewable Energies Ltd.	93,195	430,425
*	Enlight Renewable Energy Ltd. (ENLT IT)	17,327	602,281
*	Enlight Renewable Energy Ltd. (ENLT US)	5,349	188,285
*	Equital Ltd.	467	22,272
*	Fattal Holdings 1998 Ltd.	4,067	738,185
	First International Bank of Israel Ltd.	30,269	2,177,007
	Formula Systems 1985 Ltd. (FORTY IT)	4,594	666,892
	Harel Insurance Investments & Financial Services Ltd.	76,379	2,662,054
	Hilan Ltd.	7,611	599,600
	ICL Group Ltd.	186,839	1,223,887
	Israel Canada TR Ltd.	21,739	113,248
	Israel Discount Bank Ltd., Class A	584,920	5,845,564
	Kenon Holdings Ltd.	8,559	445,812
	Matrix IT Ltd.	21,993	814,480
	Mega Or Holdings Ltd.	1,463	89,833
	Meitav Investment House Ltd.	8,806	277,048
	Melisron Ltd.	8,604	1,119,940
	Menora Mivtachim Holdings Ltd.	11,343	1,129,874

		Shares	Value»
ISRAEL — (Continued)
	Migdal Insurance & Financial Holdings Ltd.	235,484	$845,034
	Mivne Real Estate KD Ltd.	258,438	1,141,069
	Mizrahi Tefahot Bank Ltd.	57,619	3,746,246
*	Nayax Ltd.	560	23,413
	Next Vision Stabilized Systems Ltd.	25,973	1,140,315
#*	Nice Ltd. (NICE US), Sponsored ADR	4,996	682,753
*	Nova Ltd. (NVMI IT)	4,380	1,521,438
	One Software Technologies Ltd.	17,883	480,866
*	OPC Energy Ltd.	43,681	788,013
	Partner Communications Co. Ltd.	93,536	928,713
	Paz Retail & Energy Ltd.	4,751	1,014,977
	Phoenix Financial Ltd.	125,395	4,827,334
	Shapir Engineering & Industry Ltd.	41,311	369,447
#*	Shikun & Binui Ltd.	128,304	714,690
	Shufersal Ltd.	101,896	1,266,360
	Strauss Group Ltd.	14,893	419,382
	Tel Aviv Stock Exchange Ltd.	46,918	1,092,204
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	64,613	1,323,041
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	271,359	5,557,432
*	Tower Semiconductor Ltd. (TSEM IT)	32,643	2,698,086
	YH Dimri Construction & Development Ltd.	2,938	354,508

TOTAL ISRAEL			82,135,215

ITALY — (2.7%)
	Banca Mediolanum SpA	106,595	2,143,035
#	Banca Monte dei Paschi di Siena SpA	649,195	5,693,751
	Banco BPM SpA	655,081	9,544,165
#	BPER Banca SpA	535,921	6,421,349
	Enel SpA	2,618,188	26,484,955
	Eni SpA (ENI IM)	919,631	16,957,511
	Ferrari NV (RACE IM)	35,703	14,297,799

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Ferrari NV (RACE US)	65	$26,257
	FinecoBank Banca Fineco SpA	277,025	6,338,372
	Generali	131,581	5,065,327
	Intesa Sanpaolo SpA	3,631,944	23,409,110
	Leonardo SpA	132,436	7,791,830
	Moncler SpA	88,254	5,294,300
Ω	Poste Italiane SpA	154,290	3,719,916
	Prysmian SpA	75,797	7,902,877
	Recordati Industria Chimica e Farmaceutica SpA	26,859	1,598,695
	Snam SpA	560,200	3,455,098
	Stellantis NV (STLA UX)	26,989	273,668
	Stellantis NV (STLAM IM)	852,765	8,672,489
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	29,746	178,179
	Tenaris SA (TEN IM)	115,521	2,295,964
#	Tenaris SA (TS US), ADR	13,804	549,399
	Terna - Rete Elettrica Nazionale	542,720	5,565,090
	UniCredit SpA	445,899	33,017,310
#	Unipol Assicurazioni SpA	78,658	1,722,085

TOTAL ITALY			198,418,531

JAPAN — (21.9%)
	ABC-Mart, Inc.	35,500	608,178
	Acom Co. Ltd.	211,300	602,368
	Advantest Corp.	232,400	34,800,923
	Aeon Co. Ltd.	510,033	8,067,039
#	AGC, Inc.	105,400	3,293,014
	Air Water, Inc.	136,100	1,900,664
	Aisin Corp.	248,400	4,463,796
	Ajinomoto Co., Inc.	218,500	6,197,163
	ALSOK Co. Ltd.	219,600	1,500,933
	Amada Co. Ltd.	164,800	1,965,179
	ANA Holdings, Inc.	54,100	1,013,952
	Asahi Group Holdings Ltd.	576,700	6,217,876
	Asahi Intecc Co. Ltd.	80,100	1,270,170
	Asahi Kasei Corp.	656,912	5,033,337
	Asics Corp.	249,300	6,348,216
	Astellas Pharma, Inc.	788,975	8,258,696
	Azbil Corp.	177,500	1,749,686
	Bandai Namco Holdings, Inc.	160,600	4,998,255
	BayCurrent, Inc.	61,700	2,829,809
	BIPROGY, Inc.	49,200	1,987,257

		Shares	Value»
JAPAN — (Continued)
	Blue Zones Holdings Co. Ltd.	6,100	$310,450
	Bridgestone Corp.	225,113	9,827,335
	Brother Industries Ltd.	148,000	2,519,066
	Canon Marketing Japan, Inc.	28,600	1,190,926
#	Canon, Inc. (7751 JP)	287,200	8,247,758
	Canon, Inc. (CAJ US), Sponsored ADR	19,755	566,771
	Capcom Co. Ltd.	118,700	3,099,625
	Central Japan Railway Co.	182,765	4,474,400
	Chiba Bank Ltd.	198,137	1,933,368
	Chubu Electric Power Co., Inc.	231,799	3,223,340
	Chugai Pharmaceutical Co. Ltd.	183,900	8,416,685
	Coca-Cola Bottlers Japan Holdings, Inc.	18,522	296,407
	COMSYS Holdings Corp.	60,800	1,533,222
	Cosmo Energy Holdings Co. Ltd.	95,688	2,185,072
	Cosmos Pharmaceutical Corp.	15,800	706,914
	Credit Saison Co. Ltd.	112,400	2,738,120
	CyberAgent, Inc.	165,800	1,652,737
	Dai Nippon Printing Co. Ltd.	161,200	2,690,488
	Daicel Corp.	5,700	49,043
	Daifuku Co. Ltd.	103,284	3,292,362
	Dai-ichi Life Holdings, Inc.	1,198,600	8,412,967
	Daiichi Sankyo Co. Ltd.	243,538	5,817,664
	Daikin Industries Ltd.	88,600	10,293,549
	Daito Trust Construction Co. Ltd.	131,500	2,458,531
	Daiwa House Industry Co. Ltd.	228,500	7,752,559
	Daiwa Securities Group, Inc.	513,300	3,950,332
	Denso Corp.	438,100	6,121,037
#	Dentsu Group, Inc.	81,182	1,607,797
	Dentsu Soken, Inc.	200	9,904
	Disco Corp.	28,200	9,364,739
#	DMG Mori Co. Ltd.	42,000	651,397
	East Japan Railway Co.	223,200	5,451,658
	Ebara Corp.	200,000	5,333,464
	Eisai Co. Ltd.	70,200	2,084,981

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Electric Power Development Co. Ltd.	24,700	$469,442
	ENEOS Holdings, Inc.	1,399,470	8,828,855
	EXEO Group, Inc.	28,300	408,164
	FANUC Corp.	107,400	3,584,091
	Fast Retailing Co. Ltd.	52,500	19,273,786
	Food & Life Cos. Ltd.	49,400	2,409,405
	Fuji Electric Co. Ltd.	57,400	4,099,586
	Fuji Media Holdings, Inc.	23,019	513,796
	FUJIFILM Holdings Corp.	263,000	6,095,468
	Fujikura Ltd.	89,600	12,201,192
	Fujitsu Ltd.	400,540	10,438,248
	Fukuoka Financial Group, Inc.	79,500	2,310,299
	Furukawa Electric Co. Ltd.	23,100	1,635,149
	Fuyo General Lease Co. Ltd.	4,200	109,807
	GMO Payment Gateway, Inc.	19,502	1,063,840
	Gunma Bank Ltd.	118,391	1,230,630
	Hachijuni Bank Ltd.	190,571	1,919,649
	Hakuhodo DY Holdings, Inc.	70,200	508,133
	Hamamatsu Photonics KK	107,700	1,205,509
	Hankyu Hanshin Holdings, Inc.	89,948	2,415,461
	Haseko Corp.	178,400	2,880,979
	Hikari Tsushin, Inc.	5,600	1,483,363
	Hirose Electric Co. Ltd.	14,700	1,969,318
	Hitachi Construction Machinery Co. Ltd.	64,600	2,102,533
	Hitachi Ltd. (6501 JP)	1,333,175	45,539,898
	Honda Motor Co. Ltd. (7267 JP)	1,133,907	11,460,674
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	13,282	405,101
	Horiba Ltd.	9,000	836,173
	Hoshizaki Corp.	33,600	1,182,223
	Hoya Corp.	107,200	17,412,711
#	Hulic Co. Ltd.	183,200	1,892,705
	Ibiden Co. Ltd.	51,358	4,834,048
	Idemitsu Kosan Co. Ltd.	502,795	3,496,311
	IHI Corp.	369,600	7,652,232
	Iida Group Holdings Co. Ltd.	73,650	1,127,829
	Inpex Corp.	501,917	9,261,433

		Shares	Value»
JAPAN — (Continued)
	Internet Initiative Japan, Inc.	40,800	$736,134
	Isetan Mitsukoshi Holdings Ltd.	137,580	2,159,192
	Isuzu Motors Ltd.	424,293	5,206,195
	ITOCHU Corp.	244,000	14,133,273
	Iyogin Holdings, Inc.	69,100	1,079,749
	J Front Retailing Co. Ltd.	161,300	2,426,058
	Japan Airlines Co. Ltd.	85,800	1,545,721
	Japan Airport Terminal Co. Ltd.	13,300	413,250
	Japan Exchange Group, Inc.	370,000	4,125,930
	Japan Post Bank Co. Ltd.	199,800	2,238,775
	Japan Post Holdings Co. Ltd.	490,590	4,597,344
	Japan Post Insurance Co. Ltd.	65,500	1,693,981
	Japan Steel Works Ltd.	22,700	1,486,695
	Japan Tobacco, Inc.	205,700	7,165,124
	JFE Holdings, Inc.	310,596	3,559,497
	JTEKT Corp.	45,664	456,825
	Kadokawa Corp.	30,600	687,005
	Kajima Corp.	166,500	5,367,589
	Kakaku.com, Inc.	58,799	1,045,300
	Kamigumi Co. Ltd.	19,200	576,350
	Kandenko Co. Ltd.	43,000	1,314,173
	Kansai Electric Power Co., Inc.	326,500	5,093,449
	Kansai Paint Co. Ltd.	13,500	216,680
	Kao Corp.	157,300	6,656,877
	Kawasaki Heavy Industries Ltd.	73,100	5,853,599
#	Kawasaki Kisen Kaisha Ltd.	171,600	2,458,607
	KDDI Corp.	1,220,600	19,456,790
	Keikyu Corp.	17,195	160,415
	Keisei Electric Railway Co. Ltd.	152,373	1,216,165
	Kewpie Corp.	53,000	1,470,617
	Keyence Corp.	26,304	9,762,322
	Kikkoman Corp.	221,600	1,764,608
	Kinden Corp.	62,300	2,495,560
	Kintetsu Group Holdings Co. Ltd.	77,028	1,461,761
	Kirin Holdings Co. Ltd.	266,900	3,753,340
#	Kobe Bussan Co. Ltd.	55,100	1,278,546
	Kobe Steel Ltd.	260,200	3,062,389
	Koei Tecmo Holdings Co. Ltd.	23,424	315,286

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Koito Manufacturing Co. Ltd.	98,500	$1,466,686
	Kokusai Electric Corp.	19,500	712,558
	Komatsu Ltd.	298,500	9,985,108
	Konami Group Corp.	27,400	4,563,064
	Kraftia Corp.	12,032	636,467
	Kubota Corp. (6326 JP)	405,645	5,251,950
	Kuraray Co. Ltd.	222,000	2,405,715
	Kurita Water Industries Ltd.	50,400	1,909,352
	Kyocera Corp.	440,060	5,839,331
	Kyoto Financial Group, Inc.	111,152	2,251,758
	Kyowa Kirin Co. Ltd.	91,400	1,415,241
	Kyushu Electric Power Co., Inc.	186,400	1,829,379
	Kyushu Financial Group, Inc.	33,300	190,855
	Kyushu Railway Co.	65,500	1,661,134
#	Lasertec Corp.	31,300	6,354,909
	Lion Corp.	14,600	143,869
	Lixil Corp.	164,140	1,819,258
	LY Corp.	608,800	1,788,968
	M3, Inc.	149,500	2,095,220
	Makita Corp. (6586 JP)	79,100	2,391,299
	Marubeni Corp.	272,100	6,687,135
	Marui Group Co. Ltd.	91,200	1,749,065
	Maruwa Co. Ltd.	2,100	593,748
	MatsukiyoCocokara & Co.	120,440	2,182,084
	Mazda Motor Corp.	345,772	2,382,663
	McDonald’s Holdings Co. Japan Ltd.	26,100	1,021,031
	Mebuki Financial Group, Inc.	513,249	3,202,474
	Medipal Holdings Corp.	89,050	1,448,880
	MEIJI Holdings Co. Ltd.	104,568	2,012,928
	Minebea Mitsumi, Inc.	165,900	3,278,808
	MISUMI Group, Inc.	121,200	1,889,632
	Mitsubishi Chemical Group Corp.	806,713	4,213,927
	Mitsubishi Corp.	710,900	17,070,592
	Mitsubishi Electric Corp.	419,700	11,916,369
	Mitsubishi Estate Co. Ltd.	249,653	5,290,615
	Mitsubishi Gas Chemical Co., Inc.	87,700	1,622,549
	Mitsubishi HC Capital, Inc.	613,970	4,802,883

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Heavy Industries Ltd.	570,900	$17,235,283
	Mitsubishi Logistics Corp.	48,200	349,500
	Mitsubishi Motors Corp.	429,799	1,047,387
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	1,749,472	26,426,242
	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	527,597	7,982,543
	Mitsui & Co. Ltd. (8031 JP)	543,510	13,365,791
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	1,044	511,570
	Mitsui Chemicals, Inc.	110,600	2,611,150
	Mitsui E&S Co. Ltd.	1,200	48,786
	Mitsui Fudosan Co. Ltd.	532,800	5,547,727
	Mitsui Kinzoku Co. Ltd.	20,302	2,067,911
#	Mitsui OSK Lines Ltd.	117,900	3,502,999
	Mizuho Financial Group, Inc. (8411 JP)	501,612	16,801,726
	Modec, Inc.	6,000	389,214
	MonotaRO Co. Ltd.	90,187	1,258,298
	MS&AD Insurance Group Holdings, Inc.	421,385	8,686,624
	Murata Manufacturing Co. Ltd.	419,700	9,049,115
	NEC Corp.	297,870	10,818,649
	Nexon Co. Ltd.	106,800	2,178,131
	NGK Insulators Ltd.	134,012	2,260,990
	NH Foods Ltd.	49,000	1,809,705
	NHK Spring Co. Ltd.	17,800	333,712
	NIDEC Corp. (6594 JP)	246,944	3,004,512
	Nifco, Inc.	6,700	194,163
	Nikon Corp.	137,200	1,600,119
	Nintendo Co. Ltd.	83,300	7,104,648
	Nippon Express Holdings, Inc.	162,000	3,446,595
	Nippon Paint Holdings Co. Ltd.	324,200	2,062,244
	Nippon Sanso Holdings Corp.	83,000	2,756,580
	Nippon Steel Corp Nippon Television	1,458,010	6,009,957
	Holdings, Inc.	9,700	235,346

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Yusen KK	142,800	$4,931,360
	Nissan Chemical Corp.	58,167	1,965,210
*	Nissan Motor Co. Ltd.	915,900	2,093,503
	Nisshin Seifun Group, Inc.	81,370	919,928
#	Nissin Foods Holdings Co. Ltd.	73,100	1,319,590
	Niterra Co. Ltd.	94,800	3,888,988
	Nitori Holdings Co. Ltd.	157,625	2,553,871
	Nitto Denko Corp.	342,200	8,522,441
	NOF Corp.	101,400	1,804,366
	Nomura Holdings, Inc. (8604 JP)	619,100	4,417,959
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	247,991	1,765,696
	Nomura Real Estate Holdings, Inc.	320,500	1,830,334
	Nomura Research Institute Ltd.	134,834	5,206,352
#	NS Solutions Corp.	33,800	851,653
	NTT, Inc.	7,319,800	7,533,931
	Obayashi Corp.	292,800	4,953,427
	OBIC Business Consultants Co. Ltd.	9,700	555,134
	Obic Co. Ltd.	92,500	2,869,449
	Odakyu Electric Railway Co. Ltd.	126,300	1,335,787
	Oji Holdings Corp.	472,500	2,383,943
	Olympus Corp.	510,400	6,281,474
	Omron Corp.	59,900	1,670,297
	Ono Pharmaceutical Co. Ltd.	153,252	1,870,197
	Open House Group Co. Ltd.	56,200	2,704,509
	Oracle Corp. Japan	12,652	1,166,386
	Organo Corp.	3,000	257,457
	Oriental Land Co. Ltd.	202,700	4,102,175
	ORIX Corp. (8591 JP)	343,700	8,407,600
	Osaka Gas Co. Ltd.	131,100	4,125,041
	Otsuka Corp.	81,200	1,605,329
	Otsuka Holdings Co. Ltd.	124,900	6,797,556
	Pan Pacific International Holdings Corp.	702,960	4,181,633
	Panasonic Holdings Corp.	685,740	7,967,767
	Persol Holdings Co. Ltd.	1,105,565	1,833,983
	Rakus Co. Ltd.	43,400	350,360
*	Rakuten Bank Ltd.	34,300	1,882,636

		Shares	Value»
JAPAN — (Continued)
*	Rakuten Group, Inc.	589,913	$3,859,331
	Recruit Holdings Co. Ltd.	381,000	18,893,003
	Renesas Electronics Corp.	549,700	6,788,557
	Resona Holdings, Inc.	552,231	5,324,100
	Resonac Holdings Corp.	118,700	4,624,519
	Ricoh Co. Ltd.	270,100	2,317,129
	Rinnai Corp.	43,500	985,957
	Rohm Co. Ltd.	144,748	2,317,947
	Rohto Pharmaceutical Co. Ltd.	60,052	931,411
	Ryohin Keikaku Co. Ltd.	238,400	4,903,736
	Sankyo Co. Ltd.	133,100	2,308,933
	Sankyu, Inc.	9,182	468,834
	Sanrio Co. Ltd.	71,400	3,304,275
	Santen Pharmaceutical Co. Ltd.	148,192	1,451,951
	Sanwa Holdings Corp.	119,500	3,258,969
	Sapporo Holdings Ltd.	22,100	1,062,047
	SBI Holdings, Inc.	112,450	5,025,056
#	SCREEN Holdings Co. Ltd.	34,900	3,308,439
	SCSK Corp.	55,699	2,046,750
	Secom Co. Ltd.	114,200	3,860,509
	Sega Sammy Holdings, Inc.	93,448	1,729,134
	Seibu Holdings, Inc.	109,000	3,831,135
	Seiko Epson Corp.	163,400	2,070,377
	Seino Holdings Co. Ltd.	22,900	323,622
	Sekisui Chemical Co. Ltd.	188,700	3,269,092
	Sekisui House Ltd.	230,060	4,935,998
	Seven & i Holdings Co. Ltd.	890,228	11,323,517
	SG Holdings Co. Ltd.	170,100	1,563,322
*	Sharp Corp.	130,735	725,731
	Shimadzu Corp.	84,000	2,258,379
	Shimamura Co. Ltd.	23,708	1,528,447
	Shimano, Inc.	21,000	2,200,083
	Shimizu Corp.	237,600	3,189,341
	Shin-Etsu Chemical Co. Ltd.	559,100	16,805,946
	Shionogi & Co. Ltd.	256,200	4,297,139
	Shiseido Co. Ltd.	138,591	2,334,406
	Shizuoka Financial Group, Inc.	202,870	2,732,175
	Skylark Holdings Co. Ltd.	139,100	2,515,971
	SMC Corp.	13,600	4,655,585
#	Socionext, Inc.	72,102	1,622,623

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SoftBank Corp.	8,604,700	$12,227,261
	SoftBank Group Corp.	385,476	67,638,903
	Sojitz Corp.	107,299	2,846,690
	Sompo Holdings, Inc.	247,182	7,532,986
*	Sony Financial Group, Inc.	2,236,400	2,255,120
	Sony Group Corp. (6758 JP)	2,236,400	62,282,799
	Square Enix Holdings Co. Ltd.	72,900	1,410,235
	Stanley Electric Co. Ltd.	36,200	711,048
	Subaru Corp.	332,586	7,075,142
	Sugi Holdings Co. Ltd.	63,300	1,367,388
	SUMCO Corp.	121,600	1,239,203
	Sumitomo Chemical Co. Ltd.	675,649	1,987,303
	Sumitomo Corp.	240,000	6,981,826
	Sumitomo Electric Industries Ltd.	353,200	12,876,755
	Sumitomo Forestry Co. Ltd.	291,000	3,027,206
	Sumitomo Heavy Industries Ltd.	9,310	248,917
	Sumitomo Metal Mining Co. Ltd.	110,236	3,606,088
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	814,620	22,054,851
	Sumitomo Mitsui Trust Group, Inc.	195,080	5,358,183
*	Sumitomo Pharma Co. Ltd.	5,500	59,961
	Sumitomo Realty & Development Co. Ltd.	120,200	5,132,178
	Sumitomo Rubber Industries Ltd.	87,012	1,019,034
	Sundrug Co. Ltd.	43,000	1,160,580
#	Suntory Beverage & Food Ltd.	71,700	2,170,335
	Suzuken Co. Ltd.	10,200	387,361
	Suzuki Motor Corp.	601,200	8,975,237
	Sysmex Corp.	204,764	2,282,619
	T&D Holdings, Inc.	172,600	3,706,675
	Taiheiyo Cement Corp.	7,501	203,513
	Taisei Corp.	61,700	4,489,374
	Takasago Thermal Engineering Co. Ltd.	11,800	350,155
	Takashimaya Co. Ltd.	22,800	243,877
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	468,997	12,657,053

		Shares	Value»
JAPAN — (Continued)
	TBS Holdings, Inc.	17,600	$607,685
	TDK Corp. (6762 JP)	673,510	11,767,703
	Terumo Corp.	244,900	3,952,910
	THK Co. Ltd.	39,800	1,059,775
	TIS, Inc.	90,799	3,128,101
	Tobu Railway Co. Ltd.	73,599	1,187,001
	Toei Animation Co. Ltd.	18,500	346,727
	Toei Co. Ltd.	9,200	327,048
	Toho Co. Ltd. (9602 JP)	29,400	1,723,335
	Toho Gas Co. Ltd.	200	5,972
	Tohoku Electric Power Co., Inc.	206,000	1,409,497
	Tokio Marine Holdings, Inc. (8766 JP)	655,243	24,436,088
	Tokyo Century Corp.	122,900	1,450,447
*	Tokyo Electric Power Co. Holdings, Inc.	642,472	3,210,726
	Tokyo Electron Ltd.	131,100	28,903,644
	Tokyo Gas Co. Ltd.	126,400	4,435,904
	Tokyo Ohka Kogyo Co. Ltd.	47,200	1,722,494
	Tokyo Tatemono Co. Ltd.	122,419	2,285,591
	Tokyu Corp.	193,118	2,149,014
	Tokyu Fudosan Holdings Corp.	454,800	3,665,090
	TOPPAN Holdings, Inc.	100,000	2,445,783
	Toray Industries, Inc.	571,293	3,497,701
	Tosoh Corp.	133,800	1,907,659
	TOTO Ltd.	56,500	1,433,100
	Toyo Seikan Group Holdings Ltd.	72,000	1,616,417
	Toyo Suisan Kaisha Ltd.	26,600	1,928,099
	Toyo Tire Corp.	36,512	997,875
	Toyoda Gosei Co. Ltd.	4,800	111,095
	Toyota Boshoku Corp.	2,619	39,822
	Toyota Industries Corp.	16,500	1,793,585
	Toyota Motor Corp. (7203 JP)	2,968,515	60,519,485
#	Toyota Motor Corp. (TM US), Sponsored ADR	15,100	3,083,269
	Toyota Tsusho Corp.	247,980	7,579,813
	Trend Micro, Inc. (4704 JP)	47,000	2,398,525
#	Tsuruha Holdings, Inc.	116,000	2,014,077
	Unicharm Corp.	411,497	2,546,004
	USS Co. Ltd.	181,300	2,001,167
*	Visional, Inc.	1,800	124,979

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Welcia Holdings Co. Ltd.	37,199	$741,855
	West Japan Railway Co.	161,700	3,323,278
	Workman Co. Ltd.	1,100	41,374
#	Yakult Honsha Co. Ltd.	83,100	1,244,074
	Yamada Holdings Co. Ltd.	49,900	150,010
	Yamaguchi Financial Group, Inc.	32,400	371,202
	Yamaha Corp.	156,600	988,220
#	Yamaha Motor Co. Ltd.	567,900	4,091,585
	Yamato Holdings Co. Ltd.	95,800	1,400,682
	Yamato Kogyo Co. Ltd.	21,200	1,336,267
	Yamazaki Baking Co. Ltd.	54,200	1,065,172
	Yaskawa Electric Corp.	96,400	2,644,088
	Yokogawa Electric Corp.	76,200	2,279,481
	Yokohama Financial Group, Inc.	460,464	3,344,918
	Yokohama Rubber Co. Ltd.	91,300	3,258,407
	Zensho Holdings Co. Ltd.	34,600	2,154,405
	ZOZO, Inc.	157,900	1,364,968

TOTAL JAPAN			1,597,934,959

NETHERLANDS — (3.9%)
Ω	ABN AMRO Bank NV	210,945	6,302,754
*Ω	Adyen NV	6,585	11,283,293
#	Aegon Ltd. (AEG US)	109,371	827,939
	Aegon Ltd. (AGN NA)	186,432	1,420,747
	Akzo Nobel NV	8,086	534,357
#	ArcelorMittal SA (MT US)	191,470	7,293,115
	ASM International NV	19,135	12,415,641
	ASML Holding NV (ASML NA)	30,871	32,639,926
	ASML Holding NV (ASML US)	67,386	71,377,273
	ASR Nederland NV	106,539	7,110,268
	Coca-Cola Europacific Partners PLC	102,049	9,090,996
	HAL Trust	5,715	896,990
	Heineken NV	121,147	9,380,691
	ING Groep NV (INGA NA)	811,477	20,262,308

		Shares	Value»
NETHERLANDS — (Continued)
	JDE Peet’s NV	19,661	$715,544
	Koninklijke Ahold Delhaize NV (AD NA)	477,963	19,558,169
	Koninklijke KPN NV	2,155,437	9,974,201
#	Koninklijke Philips NV (PHG US)	175,457	4,793,485
	Koninklijke Philips NV (PHIA NA)	142,434	3,902,006
	NN Group NV	162,562	11,124,906
	Prosus NV (PRX NA)	247,466	17,104,467
#	Universal Music Group NV	405,450	10,874,971
	Wolters Kluwer NV	112,269	13,762,556

TOTAL NETHERLANDS			282,646,603

NEW ZEALAND — (0.2%)
#	a2 Milk Co. Ltd.	250,340	1,547,049
	Auckland International Airport Ltd.	337,407	1,570,362
#	Chorus Ltd. (CNU NZ)	357,248	1,913,081
	Contact Energy Ltd.	342,545	1,826,048
	EBOS Group Ltd.	70,263	1,161,923
	Fisher & Paykel Healthcare Corp. Ltd.	139,336	2,953,936
*	Fletcher Building Ltd. (FBU NZ)	494,859	922,481
	Fonterra Co-Operative Group Ltd.	22,286	104,187
#	Infratil Ltd.	221,183	1,563,327
	Mainfreight Ltd.	32,883	1,134,037
	Mercury NZ Ltd.	205,892	763,249
	Meridian Energy Ltd.	301,810	1,021,739
#	Port of Tauranga Ltd.	117,196	527,576
	Spark New Zealand Ltd.	663,722	930,492
	Summerset Group Holdings Ltd.	22,630	150,091
	Vector Ltd.	65,942	189,043

TOTAL NEW ZEALAND			18,278,621

NORWAY — (0.7%)
	Aker ASA, Class A	6,538	508,033
	Aker BP ASA	139,159	3,606,574
	Austevoll Seafood ASA	53,414	501,519
#*Ω	AutoStore Holdings Ltd.	67,198	65,182
#	Bakkafrost P	10,429	478,875
	Borregaard ASA	38,026	720,160
Ω	BW LPG Ltd.	74,997	993,164

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Cadeler AS (CADLR NO)	1,148	$5,323
*	Cadeler AS (CDLR US), ADR	8,063	149,407
#	DNB Bank ASA	220,050	5,616,869
	DOF Group ASA	5,569	49,925
Ω	Entra ASA	18,738	208,499
	Equinor ASA	343,106	8,217,832
#	Frontline PLC	61,270	1,498,970
	Gjensidige Forsikring ASA	34,673	933,128
#	Golar LNG Ltd.	6,906	283,491
	Hafnia Ltd.	151,063	941,086
#	Hoegh Autoliners ASA	25,624	229,605
	Kongsberg Gruppen ASA	88,595	2,258,577
#	Leroy Seafood Group ASA	99,660	469,250
#	Mowi ASA	83,404	1,833,474
*	Nordic Semiconductor ASA	15,453	223,498
	Norsk Hydro ASA	430,562	2,910,841
	Odfjell Drilling Ltd.	4,203	33,760
#	Orkla ASA	93,852	953,190
	Protector Forsikring ASA	21,986	990,421
#	Salmar ASA	12,699	713,101
	SpareBank 1 Sor-Norge ASA	79,319	1,365,349
	Storebrand ASA	257,410	3,989,085
	Subsea 7 SA	98,067	1,791,031
	Telenor ASA	127,673	1,898,693
#	TOMRA Systems ASA	48,940	597,457
	Var Energi ASA	189,869	637,938
	Veidekke ASA	77,541	1,200,549
#	Vend Marketplaces ASA, Class B	29,391	1,010,364
	Wallenius Wilhelmsen ASA	75,368	589,445
	Wilh Wilhelmsen Holding ASA, Class A	4,508	227,220
	Yara International ASA	43,860	1,597,912

TOTAL NORWAY			50,298,797

PORTUGAL — (0.3%)
	Banco Comercial Portugues SA, Class R	3,972,593	3,506,615
#	EDP Renovaveis SA	20,462	299,169
	EDP SA (EDP PL)	1,332,631	6,624,695
	Galp Energia SGPS SA	333,437	6,699,106

		Shares	Value»
	PORTUGAL — (Continued)
	Jeronimo Martins SGPS SA	117,292	$3,020,857

	TOTAL PORTUGAL		20,150,442

	SINGAPORE — (1.1%)
	CapitaLand Investment Ltd.	922,150	1,868,312
	DBS Group Holdings Ltd.	567,148	23,481,347
#	Genting Singapore Ltd.	2,396,700	1,343,467
	Hongkong Land Holdings Ltd.	443,000	2,706,871
	Jardine Cycle & Carriage Ltd.	75,310	1,880,459
	Keppel Ltd.	497,900	3,893,751
	Oversea-Chinese Banking Corp. Ltd.	863,257	11,292,608
	Seatrium Ltd.	509,148	849,380
	SembCorp. Industries Ltd.	511,720	2,563,996
	Singapore Airlines Ltd.	825,900	4,204,257
	Singapore Exchange Ltd.	336,000	4,359,785
	Singapore Technologies Engineering Ltd.	564,800	3,679,704
	Singapore Telecommunications Ltd.	599,650	1,957,287
	United Overseas Bank Ltd.	419,865	11,167,339
	UOL Group Ltd.	24,866	151,912
	Wilmar International Ltd.	903,900	2,172,168
	Yangzijiang Shipbuilding Holdings Ltd.	1,504,200	4,062,477

	TOTAL SINGAPORE		81,635,120

	SOUTH AFRICA — (0.0%)
	Valterra Platinum Ltd.	10,367	633,694

	SPAIN — (3.1%)
	ACS Actividades de Construccion y Servicios SA	123,014	10,100,637
Ω	Aena SME SA	252,570	6,860,096
	Amadeus IT Group SA	160,860	12,296,250
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	1,401,013	28,224,913

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	729,514	$14,685,117
	Banco de Sabadell SA	2,511,975	9,417,131
	Banco Santander SA (SAN SM)	4,087,130	41,648,613
	Bankinter SA	218,196	3,289,138
	CaixaBank SA	1,480,865	15,652,359
Ω	Cellnex Telecom SA	130,992	4,078,008
	Endesa SA	108,730	3,897,972
	Ferrovial SE	171,017	10,494,345
	Iberdrola SA	1,051,463	21,309,206
#	Industria de Diseno Textil SA	322,128	17,788,032
	Mapfre SA	225,194	994,533
	Naturgy Energy Group SA	80,509	2,438,513
	Redeia Corp. SA	77,437	1,394,010
	Repsol SA (REP SM)	482,574	8,854,926
#	Telefonica SA (TEF SM)	2,057,219	10,432,513
	Telefonica SA (TEF US), Sponsored ADR	163,106	823,685

TOTAL SPAIN			224,679,997

SWEDEN — (2.7%)
#	AAK AB	54,219	1,516,107
	AddTech AB, Class B	86,646	2,919,163
	Alfa Laval AB	60,529	2,876,803
*	Asmodee Group AB, Class B	26,150	336,993
	Assa Abloy AB, Class B	199,102	7,503,071
	Atlas Copco AB (ATCOA SS), Class A	671,935	11,258,979
	Atlas Copco AB (ATCOB SS), Class B	412,967	6,177,639
	Atrium Ljungberg AB, Class B	49,796	179,256
	Avanza Bank Holding AB	75,308	2,894,430
	Axfood AB	40,005	1,090,102
	Beijer Ref AB	86,928	1,373,641
	Betsson AB, Class B	71,222	1,109,967
	Billerud Aktiebolag	1,372	12,696
*Ω	BioArctic AB	5,071	156,503
*	Boliden AB	143,974	6,456,148
	Bure Equity AB	20,638	604,432
*	Camurus AB	12,768	839,935
#	Castellum AB	127,644	1,451,596

		Shares	Value»
SWEDEN — (Continued)
#	Catena AB	13,056	$632,582
*	Embracer Group AB	7,157	74,588
	Epiroc AB (EPIA SS), Class A	177,442	3,741,532
	Epiroc AB (EPIB SS), Class B	99,521	1,857,317
#	EQT AB	29,688	1,025,945
	Essity AB (ESSITYA SS), Class A	8,605	236,524
	Essity AB (ESSITYB SS), Class B	162,715	4,469,395
Ω	Evolution AB	41,375	2,756,713
#	Fabege AB	92,014	810,837
*	Fastighets AB Balder, Class B	219,988	1,613,583
	Getinge AB, Class B	79,031	1,851,358
#	H & M Hennes & Mauritz AB, Class B	167,436	3,162,216
	Hemnet Group AB	9,079	198,156
	Hexagon AB, Class B	359,770	4,385,459
	Hexpol AB	104,843	953,256
*	HMS Networks AB	3,483	193,337
#	Holmen AB (HOLMB SS), Class B	30,769	1,162,637
	Hufvudstaden AB, Class A	9,910	131,716
	Husqvarna AB (HUSQA SS), Class A	12,600	59,861
#	Husqvarna AB (HUSQB SS), Class B	124,799	590,929
	Indutrade AB	83,885	2,242,436
	Lagercrantz Group AB, Class B	111,522	2,728,356
	Lifco AB, Class B	50,995	1,968,887
	Loomis AB	38,043	1,532,579
	Medicover AB, Class B	35,267	958,789
Ω	Munters Group AB	59,686	1,010,161
	Mycronic AB	85,274	2,000,424
#	Nibe Industrier AB, Class B	370,438	1,441,486
	Nordnet AB publ	63,240	1,826,073
	Pandox AB	52,404	1,045,545
	Peab AB, Class B	37,153	300,682
	Saab AB, Class B	46,916	2,581,620
#	Sagax AB (SAGAB SS), Class B	72,944	1,636,913
	Sandvik AB	245,661	7,428,659
	Sectra AB, Class B	54,337	1,723,687
	Securitas AB, Class B	225,286	3,318,655
*Ω	Sinch AB	261,484	946,875

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	442,167	$8,440,780
	Skanska AB, Class B	148,452	4,042,646
	SKF AB (SKFA SS), Class A	5,065	132,081
	SKF AB (SKFB SS), Class B	161,381	4,136,522
	SSAB AB (SSABA SS), Class A	135,094	854,545
	SSAB AB (SSABB SS), Class B	307,719	1,905,363
	Svenska Cellulosa AB SCA (SCAA SS), Class A	8,605	115,228
	Svenska Cellulosa AB SCA (SCAB SS), Class B	204,523	2,724,275
	Svenska Handelsbanken AB (SHBA SS), Class A	292,444	3,816,198
#	Svenska Handelsbanken AB (SHBB SS), Class B	3,612	79,104
	Sweco AB, Class B	73,964	1,332,720
	Swedbank AB, Class A	244,840	7,433,533
*	Swedish Orphan Biovitrum AB	49,859	1,717,805
	Tele2 AB, Class B	284,401	4,517,956
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	17,870	181,581
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	1,161,673	11,786,172
	Telia Co. AB	1,256,555	4,946,640
Ω	Thule Group AB	34,101	873,681
	Trelleborg AB, Class B	97,629	4,074,275
	Volvo AB (VOLVA SS), Class A	82,123	2,244,202
	Volvo AB (VOLVB SS), Class B	667,761	18,293,344
#*	Volvo Car AB, Class B	344,095	1,192,342
#	Wallenstam AB, Class B	162,936	753,925
	Wihlborgs Fastigheter AB	108,561	1,054,940

TOTAL SWEDEN			200,007,087

SWITZERLAND — (7.7%)
	ABB Ltd.	243,177	18,079,606
#	Alcon AG	192,210	14,214,902

		Shares	Value»
SWITZERLAND — (Continued)
*	Amrize Ltd.	188,609	$9,759,744
	Baloise Holding AG	3,771	936,494
	Belimo Holding AG	1,165	1,256,970
	BKW AG	3,719	832,340
	Chocoladefabriken Lindt & Spruengli AG	35	5,361,486
	Cie Financiere Richemont SA, Class A	144,014	28,486,772
	DSM-Firmenich AG	14,296	1,165,251
#	EMS-Chemie Holding AG	2,147	1,470,545
	Galderma Group AG	21,592	4,009,894
	Geberit AG	15,624	11,421,516
	Givaudan SA	2,013	8,246,550
	Helvetia Holding AG	6,709	1,648,594
	Holcim AG (HOLN SW)	223,211	19,843,728
	Julius Baer Group Ltd.	95,062	6,417,495
	Kuehne & Nagel International AG	17,809	3,416,596
#	Logitech International SA (LOGI US)	33,256	4,009,343
	Logitech International SA (LOGN SW)	13,924	1,673,922
	Lonza Group AG	24,189	16,703,266
	Nestle SA	789,261	75,412,658
	Novartis AG (NOVN SW)	340,245	42,109,285
	Novartis AG (NVS US), Sponsored ADR	289,165	35,795,735
	Partners Group Holding AG	8,371	10,251,266
	Roche Holding AG (RO SW)	10,773	3,654,885
	Roche Holding AG (ROG SW)	238,935	77,395,866
	Sandoz Group AG (SDZ SW)	192,877	12,860,419
	Sandoz Group AG (SDZNY US), ADR	39,056	2,598,369
	Schindler Holding AG	9,697	3,277,972
	SGS SA	73,924	8,336,394
	Sika AG	48,315	9,469,147
	Sonova Holding AG	17,883	4,877,949
	Straumann Holding AG	37,735	4,743,355
	Swiss Life Holding AG	11,762	12,767,087
	Swiss Prime Site AG	12,033	1,710,405
	Swiss Re AG	147,397	26,914,978
#	Swisscom AG	17,356	12,713,664
#*	UBS Group AG (UBS US)	255,910	9,816,722

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	UBS Group AG (UBSG SW)	411,734	$15,755,130
#Ω	VAT Group AG	6,069	2,652,255
	Zurich Insurance
	Group AG	41,362	28,766,072

TOTAL SWITZERLAND			560,834,627

UNITED KINGDOM — (12.5%)
	3i Group PLC	223,332	12,924,354
	Admiral Group PLC	117,642	5,065,335
Ω	Airtel Africa PLC	583,935	2,123,582
	Anglo American PLC	384,014	14,528,256
	Antofagasta PLC	112,326	4,122,629
	Ashtead Group PLC	199,905	13,352,608
	Associated British Foods PLC	142,156	4,289,776
	AstraZeneca PLC (AZN LN)	128,443	21,186,484
	AstraZeneca PLC (AZN US), Sponsored ADR	527,809	43,491,462
Ω	Auto Trader Group PLC	474,580	4,868,755
	Aviva PLC	959,090	8,429,724
	BAE Systems PLC	672,735	16,571,796
	Barclays PLC (BARC LN)	1,697,316	9,103,758
	Barclays PLC (BCS US), Sponsored ADR	319,418	6,864,293
	Barratt Redrow PLC	61,358	303,629
	Beazley PLC	46,456	568,333
	BP PLC (BP LN)	2,286,869	13,398,325
	BP PLC (BP US), Sponsored ADR	748,671	26,300,795
	British American Tobacco PLC (BATS LN)	442,204	22,647,696
	British American Tobacco PLC (BTI US), Sponsored ADR	39,325	2,013,047
	BT Group PLC	4,308,353	10,514,849
	Bunzl PLC	94,984	2,887,295
*	Canal & SA	212,124	667,965
*	Carnival PLC (CCL LN)	25,473	661,784
*	Carnival PLC (CUK US), ADR	6,337	164,825
	Centrica PLC	2,668,294	6,288,638
	Coca-Cola HBC AG	77,054	3,496,560
	Compass Group PLC	437,966	14,496,596

		Shares	Value»
UNITED KINGDOM — (Continued)
#	Diageo PLC (DEO US), Sponsored ADR	67,311	$6,198,670
	Diageo PLC (DGE LN)	169,923	3,908,525
	Diploma PLC	56,315	4,154,526
	easyJet PLC	41,783	266,024
	Entain PLC	25,047	260,882
	Experian PLC	341,478	15,928,293
	Fresnillo PLC	115,106	3,366,062
	Games Workshop Group PLC	1,603	335,681
	Glencore PLC	3,172,321	15,197,208
	GSK PLC (GSK LN)	727,744	17,038,994
#	GSK PLC (GSK US), Sponsored ADR	363,226	17,020,752
	Haleon PLC (HLN LN)	2,002,336	9,311,320
#	Haleon PLC (HLN US), ADR	201,265	1,865,727
	Halma PLC	94,722	4,413,895
	HSBC Holdings PLC (HSBA LN)	2,540,701	35,568,395
	HSBC Holdings PLC (HSBC US), Sponsored ADR	456,497	31,986,745
	ICG PLC	131,593	3,342,971
	IMI PLC	6,148	193,287
	Imperial Brands PLC	378,415	15,036,050
	Informa PLC	451,399	5,747,803
	InterContinental Hotels Group PLC (IHG LN)	56,200	6,779,246
#	InterContinental Hotels Group PLC (IHG US), ADR	1,227	149,080
	International Consolidated Airlines Group SA	119,677	657,935
	Intertek Group PLC	72,170	4,807,101
	Investec PLC	30,816	232,033
	J Sainsbury PLC	923,337	4,145,678
	Kingfisher PLC	99,334	402,857
	Legal & General Group PLC	2,136,040	6,674,948
	Lloyds Banking Group PLC (LLOY LN)	17,818,251	20,891,676
	London Stock Exchange Group PLC	64,408	8,026,906
	M&G PLC	155,734	539,177
	Marks & Spencer Group PLC	1,232,960	6,443,225
	Melrose Industries PLC	538,213	4,433,825

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	National Grid PLC (NG LN)	671,797	$10,072,992
#	National Grid PLC (NGG US), Sponsored ADR	98,241	7,392,635
	NatWest Group PLC (NWG LN)	2,249,764	17,319,836
	Next PLC	46,121	8,665,677
	Pearson PLC (PSON LN)	200,712	2,793,513
	Phoenix Group Holdings PLC	307,304	2,722,355
	Prudential PLC (PRU LN)	538,464	7,489,001
#	Prudential PLC (PUK US), ADR	68,066	1,896,319
	Reckitt Benckiser Group PLC	305,461	23,364,420
	RELX PLC (REL LN)	172,157	7,608,715
	RELX PLC (RELX US), Sponsored ADR	106,664	4,718,818
	RELX PLC (REN NA)	200,352	8,824,237
	Rentokil Initial PLC	720,911	4,023,727
	Rightmove PLC	40,766	357,944
	Rio Tinto PLC (RIO LN)	154,229	11,118,362
	Rio Tinto PLC (RIO US), Sponsored ADR	232,618	16,688,015
	Rolls-Royce Holdings PLC	2,436,202	37,490,212
	Sage Group PLC	371,892	5,621,284
	Schroders PLC	46,692	232,999
	Severn Trent PLC	121,918	4,456,712
	Shell PLC (SHEL LN)	77,031	2,887,829
	Shell PLC (SHEL US), ADR	1,026,896	76,935,048
	Smith & Nephew PLC (SN LN)	206,252	3,808,651
#	Smith & Nephew PLC (SNN US), Sponsored ADR	42,791	1,575,565
	Smiths Group PLC	131,756	4,362,975
	SSE PLC	390,948	9,849,069
	St. James’s Place PLC	292,295	4,987,150
	Standard Chartered PLC	1,001,127	20,550,373
	Tesco PLC	2,917,617	17,606,862
#	Unilever PLC (UL US), Sponsored ADR	257,003	15,469,011
	Unilever PLC (ULVR LN)	89,128	5,348,065

		Shares	Value»
	UNITED KINGDOM — (Continued)
	Unilever PLC (UNA NA)	248,265	$15,034,041
	United Utilities Group PLC	302,661	4,774,926
	Vodafone Group PLC (VOD LN)	8,414,011	10,185,774
	Vodafone Group PLC (VOD US), Sponsored ADR	21,712	261,634
	Weir Group PLC	112,716	4,387,797
	Whitbread PLC	9,379	357,060
*	Wise PLC, Class A	150,256	1,910,660

	TOTAL UNITED KINGDOM		909,808,909

	UNITED STATES — (0.1%)
*	Flutter Entertainment PLC	2,342	539,540
	International Paper Co.	106,683	4,177,455

TOTAL UNITED STATES			4,716,995

	TOTAL COMMON STOCKS		7,064,226,412

	PREFERRED STOCKS — (0.3%)

	GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 5.764%	24,220	2,098,319
#Ω	Dr. Ing hc F Porsche AG, 5.074%	27,451	1,436,262
	Henkel AG & Co. KGaA, 2.901%	69,345	5,617,839
	Porsche Automobil Holding SE, 5.552%	59,694	2,371,849
#	Sartorius AG, 0.312%	3,717	1,022,651
	Volkswagen AG, 7.042%	94,908	9,883,410

TOTAL GERMANY			22,430,330

	RIGHTS/WARRANTS — (0.0%)

	CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	6,143	0

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
NORWAY — (0.0%)
#* Vend Marketplaces ASA Rights 11/13/2025	10,518	$23,414

TOTAL RIGHTS/WARRANTS		23,414

TOTAL INVESTMENT SECURITIES (Cost $3,876,632,128)		7,086,680,156

		Shares	Value»
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	17,137,558	$198,230,136

TOTAL INVESTMENTS — (100.0%) (Cost $4,074,862,264)			$7,284,910,292

As of October 31, 2025, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	201	12/19/25	$67,476,831	$69,083,700	$1,606,869

Total Futures Contracts			$67,476,831	$69,083,700	$1,606,869

As of October 31, 2025, the value of Rule 144A securities amounted to $77,542,554 or 1.1% of net assets.

Summary of the Portfolio’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$18,241,022	$422,781,103	—	$441,022,125
Austria	—	19,791,810	—	19,791,810
Belgium	2,282,988	66,422,874	—	68,705,862
Canada	779,349,135	4,633,394	—	783,982,529
Denmark	28,868	129,322,241	—	129,351,109
Finland	1,548,351	73,027,622	—	74,575,973
France	5,660,628	613,109,482	—	618,770,110
Germany	22,011,078	523,955,224	—	545,966,302
Hong Kong	—	120,328,407	—	120,328,407
Ireland	—	29,552,588	—	29,552,588
Israel	6,429,423	75,705,792	—	82,135,215
Italy	1,027,503	197,391,028	—	198,418,531
Japan	16,570,070	1,581,364,889	—	1,597,934,959
Netherlands	84,291,812	198,354,791	—	282,646,603
New Zealand	—	18,278,621	—	18,278,621
Norway	432,898	49,865,899	—	50,298,797
Portugal	—	20,150,442	—	20,150,442
Singapore	—	81,635,120	—	81,635,120
South Africa	—	633,694	—	633,694
Spain	15,508,802	209,171,195	—	224,679,997
Sweden	—	200,007,087	—	200,007,087

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	$64,988,302	$495,846,325	—	$560,834,627
United Kingdom	260,992,441	648,816,468	—	909,808,909
United States	—	4,716,995	—	4,716,995
Preferred Stocks
Germany	—	22,430,330	—	22,430,330
Rights/Warrants
Canada	—	—	—	—
Norway	—	23,414	—	23,414
Securities Lending Collateral	—	198,230,136	—	198,230,136

Total Investments in Securities	$1,279,363,321	$6,005,546,971	—	$7,284,910,292

Financial Instruments
Assets
Futures Contracts**	1,606,869	—	—	1,606,869

Total Financial Instruments	$1,606,869	—	—	$1,606,869

** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (5.8%)
#	Accent Group Ltd.	1,271,388	$1,064,380
#	Acrow Ltd.	759,258	561,002
#	Adairs Ltd.	772,056	1,024,815
	AGL Energy Ltd.	1,119,524	6,781,702
#*	Ainsworth Game Technology Ltd.	387,271	258,572
*	Alkane Resources Ltd.	1,727,632	1,128,433
	Alliance Aviation Services Ltd.	99,829	165,255
	ALS Ltd.	1,199,746	17,027,643
#*	AMA Group Ltd.	8,310,665	499,569
	Amotiv Ltd.	408,916	2,381,975
	AMP Ltd.	9,442,341	11,016,379
*	Amplitude Energy Ltd.	9,630,307	1,512,474
#	Ampol Ltd.	596,680	11,987,086
	Ansell Ltd.	570,447	13,628,086
	ANZ Group Holdings Ltd.	2,163,379	51,816,607
#	APA Group	1,473,362	8,848,913
#*	Appen Ltd.	723,792	365,232
	Arafura Rare Earths Ltd.	481,909	89,864
*	Arafura Rare Earths Ltd. (ARU AU)	2,605,020	484,891
#	ARB Corp. Ltd.	264,462	6,216,744
	Aristocrat Leisure Ltd.	632,117	26,153,921
#	ARN Media Ltd.	1,378,643	476,444
*	Articore Group Ltd.	321,992	67,538
	ASX Ltd.	131,904	4,866,848
	Atlas Arteria Ltd.	1,240,845	3,941,905
	AUB Group Ltd.	273,001	6,594,458
#*	Audinate Group Ltd.	5,096	16,396
#*	Aura Energy Ltd.	120,455	16,902
*	Aurelia Metals Ltd.	4,353,840	697,788
	Aurizon Holdings Ltd.	6,070,377	13,618,845
*	Ausgold Ltd.	50,642	25,763
	Aussie Broadband Ltd.	565,690	2,200,790
*	Austal Ltd.	1,838,923	8,154,059
	Austin Engineering Ltd.	36,772	6,367
#*	Australian Agricultural Co. Ltd.	1,258,308	1,177,634
#	Australian Clinical Labs Ltd.	523,234	888,936
#	Australian Ethical Investment Ltd.	249,165	1,139,005
	Australian Finance Group Ltd.	974,792	1,517,756

		Shares	Value»
AUSTRALIA — (Continued)
#*	Australian Strategic Materials Ltd.	436,024	$288,508
#	Autosports Group Ltd.	10,383	27,978
*	Baby Bunting Group Ltd.	406,777	728,388
#	Bank of Queensland Ltd.	2,000,202	8,974,714
	Bapcor Ltd.	1,188,385	1,962,949
	Beach Energy Ltd.	6,672,077	5,421,306
#	Beacon Lighting Group Ltd.	7,314	13,367
*	Beacon Minerals Ltd.	11,261	18,448
	Bega Cheese Ltd.	1,804,540	6,263,127
#	Bell Financial Group Ltd.	286,368	236,982
*	Bellevue Gold Ltd.	3,006,303	2,305,226
	Bendigo & Adelaide Bank Ltd.	1,847,906	15,285,822
#*	Betmakers Technology Group Ltd.	272,488	28,541
	BHP Group Ltd. (BHP AU)	3,243,247	92,459,121
#	BHP Group Ltd. (BHP LN), Class DI	338,292	9,632,274
#	BHP Group Ltd. (BHP US), Sponsored ADR	924,709	52,754,648
#	Bisalloy Steel Group Ltd.	5,274	17,124
#*	Black Cat Syndicate Ltd. (BC8 AU)	219,610	145,435
#	BlueScope Steel Ltd.	1,150,500	17,212,791
#*	Boss Energy Ltd.	1,124,702	1,459,655
*	Botanix Pharmaceuticals Ltd.	126,944	11,200
	Brambles Ltd.	2,189,246	35,574,297
#	Bravura Solutions Ltd.	796,503	1,499,119
#	Breville Group Ltd.	326,418	6,333,574
*	Brightstar Resources Ltd.	52,484	15,574
	Capral Ltd.	17,963	132,676
*	Capricorn Metals Ltd.	1,539,431	12,962,248
	CAR Group Ltd.	150,186	3,506,756
#*	Carnarvon Energy Ltd.	5,061,225	317,675
#	Cash Converters International Ltd.	756,255	155,958
*	Catalyst Metals Ltd.	34,208	151,310
*	Catapult Sports Ltd.	205,289	901,313

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Cedar Woods Properties Ltd.	292,515	$1,729,037
*	Centrebet International Ltd.	22,005	0
#*	Cettire Ltd.	551,202	248,345
	Challenger Ltd.	1,829,378	11,135,324
#	Champion Iron Ltd.	1,104,612	3,994,816
#*	Chrysos Corp. Ltd.	13,677	72,078
#	Civmec Australia Ltd.	327,100	288,527
	Cleanaway Waste Management Ltd.	6,221,414	10,371,333
#	Clinuvel Pharmaceuticals Ltd.	98,562	740,750
#*	Coast Entertainment Holdings Ltd.	1,172,975	345,634
	Cochlear Ltd.	71,657	13,452,869
	Codan Ltd.	531,345	12,582,765
	Cogstate Ltd.	34,463	62,059
	Coles Group Ltd.	1,798,408	25,937,634
	Collins Foods Ltd.	571,168	3,994,878
*	Comet Ridge Ltd.	551,430	47,020
	Commonwealth Bank of Australia	660,983	74,165,591
	Computershare Ltd.	703,248	16,800,286
#*	Core Lithium Ltd.	603,447	49,268
Ω	Coronado Global Resources, Inc., CDI	102,026	24,293
#	Corporate Travel Management Ltd.	252,724	2,657,292
	Credit Corp. Group Ltd.	262,466	2,462,254
	CSL Ltd.	189,511	22,084,911
	Dalrymple Bay Infrastructure Ltd.	284,046	823,458
	Data#3 Ltd.	806,304	4,643,018
#*	Deep Yellow Ltd.	2,636,573	3,089,985
	Deterra Royalties Ltd.	864,184	2,303,927
*	Develop Global Ltd.	50,490	117,231
	Dicker Data Ltd.	297,976	1,994,565
#	Domino’s Pizza Enterprises Ltd.	170,237	2,038,674
	Downer EDI Ltd.	3,019,034	15,249,206
*	DUG Technology Ltd.	13,704	19,613
#	Duratec Ltd.	257,610	358,868
	Dyno Nobel Ltd.	5,400,178	11,363,994
#	Eagers Automotive Ltd.	677,249	15,071,054
#	Elders Ltd.	697,070	3,233,001
*	Electro Optic Systems Holdings Ltd.	27,306	110,758
*	Emeco Holdings Ltd.	1,264,572	991,911

		Shares	Value»
AUSTRALIA — (Continued)
*	Emerald Resources NL	2,111,858	$6,558,408
#*	EML Payments Ltd.	1,077,538	680,169
#	Endeavour Group Ltd.	4,432,922	10,605,558
#*	Energy World Corp. Ltd.	249,328	9,291
	Enero Group Ltd.	92,378	41,012
	EQT Holdings Ltd.	78,248	1,284,119
	ESG Minerals	4,225	442
	Eureka Group Holdings Ltd. (EGH AU)	65,327	22,627
	Euroz Hartleys Group Ltd.	129,142	85,337
	Evolution Mining Ltd.	6,892,809	48,777,406
	EVT Ltd.	299,379	2,828,721
#	Fenix Resources Ltd.	127,590	43,823
	Fiducian Group Ltd.	9,015	71,597
	Finbar Group Ltd.	5,532	3,131
*	Findi Ltd.	2,941	3,600
#*	FireFly Metals Ltd.	34,783	43,272
*	FleetPartners Group Ltd.	778,801	1,487,803
#	Fleetwood Ltd.	316,178	610,138
#	Flight Centre Travel Group Ltd.	506,775	4,076,785
	Fortescue Ltd.	2,338,084	32,516,268
	G8 Education Ltd.	2,074,854	1,092,036
*	Genesis Minerals Ltd.	146,104	555,867
	GenusPlus Group Ltd.	13,453	61,159
	GR Engineering Services Ltd.	201,060	481,436
	GrainCorp Ltd., Class A	1,099,366	6,358,764
	Grange Resources Ltd.	1,819,448	321,430
	GWA Group Ltd.	751,026	1,213,404
#	Hansen Technologies Ltd.	705,627	2,574,073
	Harvey Norman Holdings Ltd.	2,353,566	11,123,175
#	Healius Ltd.	4,421,142	2,573,298
	Helia Group Ltd.	2,111,355	7,446,699
*	Highfield Resources Ltd.	176,475	6,577
*	Horizon Minerals Ltd.	393,886	13,903
	Horizon Oil Ltd.	237,477	31,867
	HUB24 Ltd.	147,504	10,991,417
#	Humm Group Ltd.	1,696,710	670,756
#	IDP Education Ltd.	216,089	792,111
*	IGO Ltd.	1,314,189	4,608,084
	Iluka Resources Ltd.	1,090,325	4,929,542

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Imdex Ltd.	1,592,388	$3,579,814
*	Immutep Ltd. (IMM AU)	728,061	133,238
#*	Immutep Ltd. (IMMP US), Sponsored ADR	5,613	10,609
	Infomedia Ltd.	1,519,727	1,674,543
	Inghams Group Ltd.	1,104,937	1,748,881
*	Insignia Financial Ltd.	2,618,831	7,762,141
	Insurance Australia Group Ltd.	5,989,377	30,790,419
	Integral Diagnostics Ltd.	1,032,374	1,745,895
#*	ioneer Ltd.	1,836,389	221,986
#	IPD Group Ltd.	21,113	50,836
#	IPH Ltd.	928,789	2,239,493
	IRESS Ltd.	557,075	3,225,627
	IVE Group Ltd.	478,419	872,272
#*	James Hardie Industries PLC	38,440	804,549
#*	James Hardie Industries PLC (JHX AU), CDI	405,300	8,535,915
#	JB Hi-Fi Ltd.	427,557	29,247,606
*	Judo Capital Holdings Ltd.	2,145,675	2,368,466
	Jupiter Mines Ltd.	3,457,698	587,898
#	Karoon Energy Ltd.	2,035,933	2,142,795
	Kelsian Group Ltd.	356,609	1,135,355
*	Kingston Resources Ltd.	293,627	23,046
#	Kogan.com Ltd.	171,167	355,936
#	L1 Group Ltd.	1,693,231	1,250,974
	Lendlease Corp. Ltd.	1,876,201	6,803,815
#	Lifestyle Communities Ltd.	288,127	975,132
#	Lindsay Australia Ltd.	323,167	127,816
*	Liontown Resources Ltd.	1,055,892	809,881
	Lottery Corp. Ltd.	3,159,237	11,363,826
*	Lotus Resources Ltd.	401,306	51,053
	Lovisa Holdings Ltd.	287,828	6,809,593
#	Lycopodium Ltd.	97,952	806,737
*	Lynas Rare Earths Ltd.	1,363,403	13,592,260
#	MA Financial Group Ltd.	234,988	1,478,836
#	Maas Group Holdings Ltd.	29,327	90,993
	Macmahon Holdings Ltd.	4,944,481	1,518,319
	Macquarie Group Ltd.	184,518	26,318,644
#*	Macquarie Technology Group Ltd.	25,972	1,123,474

		Shares	Value»
AUSTRALIA — (Continued)
#	Mader Group Ltd.	24,395	$141,627
	Magellan Financial Group Ltd.	525,977	3,305,964
*	Mayne Pharma Group Ltd.	280,148	778,150
	McMillan Shakespeare Ltd.	290,019	3,264,324
*	McPherson’s Ltd.	2,862	478
	Medibank Pvt Ltd.	3,885,523	12,400,605
*	Megaport Ltd.	388,330	4,171,174
#*	Mesoblast Ltd. (MSB AU)	798,176	1,304,461
*	Metals X Ltd.	3,267,357	1,802,724
	Metcash Ltd.	4,430,684	11,036,494
*	Michael Hill International Ltd. (MHJ NZ)	61,279	14,036
*	Mineral Resources Ltd.	281,228	8,881,880
	Monadelphous Group Ltd.	350,353	5,325,099
#	Monash IVF Group Ltd.	1,058,432	478,313
	MotorCycle Holdings Ltd.	13,014	32,071
#*	Mount Gibson Iron Ltd.	2,562,797	603,444
#	Myer Holdings Ltd.	9,202,242	2,375,343
	MyState Ltd.	708,446	2,060,803
#*	Nanosonics Ltd.	174,411	522,323
	National Australia Bank Ltd.	2,515,057	71,704,412
	Navigator Global Investments Ltd.	1,310,481	2,133,913
	Netwealth Group Ltd.	530,104	10,669,907
*	Neuren Pharmaceuticals Ltd.	30,941	439,207
#	New Hope Corp. Ltd.	2,250,815	6,108,695
#*	NEXTDC Ltd.	1,085,445	11,159,389
	nib holdings Ltd.	2,161,622	10,653,752
#	Nick Scali Ltd.	393,426	6,535,519
	Nickel Industries Ltd.	7,166,079	3,461,509
	Nine Entertainment Co. Holdings Ltd.	4,246,932	3,222,295
	Northern Star Resources Ltd.	2,777,658	44,789,270
	NRW Holdings Ltd.	2,713,669	8,598,052
*	Nufarm Ltd.	1,052,328	1,431,116
#*	Nuix Ltd.	340,146	543,003
	Objective Corp. Ltd.	56,322	680,013
#*	OFX Group Ltd.	673,709	271,583
	OM Holdings Ltd.	418,603	69,796
#*	Omni Bridgeway Ltd.	867,497	904,555

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	oOh!media Ltd.	2,342,415	$2,105,807
#*	Ora Banda Mining Ltd.	927,862	730,315
	Orica Ltd.	1,426,838	20,746,709
	Origin Energy Ltd.	2,632,725	21,098,183
	Orora Ltd.	3,734,344	4,912,222
	Pacific Current Group Ltd.	236,569	1,591,216
#*	Paladin Energy Ltd.	572,998	3,578,695
*	Pantoro Gold Ltd.	82,971	277,100
*	Paradigm Biopharmaceuticals Ltd.	105,692	29,361
	Peet Ltd.	938,992	1,174,434
#*	Peninsula Energy Ltd.	59,113	22,781
#*	PeopleIN Ltd.	68,789	38,002
#	Pepper Money Ltd.	77,310	112,783
	Perenti Ltd.	3,782,322	6,699,055
#	Perpetual Ltd.	409,085	5,131,182
	Perseus Mining Ltd.	6,318,689	20,055,320
*	PEXA Group Ltd.	388,686	3,848,494
#*	Pilbara Minerals Ltd.	4,718,533	10,153,263
	Pinnacle Investment Management Group Ltd.	41,401	533,130
*	PPK Mining Equipment Group Pty. Ltd.	3,734	0
#	Praemium Ltd.	649,573	387,892
	Premier Investments Ltd.	316,140	3,680,119
	Pro Medicus Ltd.	129,219	22,187,534
#	Propel Funeral Partners Ltd.	123,802	406,145
#	PWR Holdings Ltd.	184,996	1,028,823
	Qantas Airways Ltd.	833,452	5,552,575
	QBE Insurance Group Ltd.	2,992,159	38,821,988
	Qube Holdings Ltd.	3,861,608	11,067,124
#	Ramelius Resources Ltd.	5,389,732	11,660,084
#	Ramsay Health Care Ltd.	408,934	8,579,439
#	REA Group Ltd.	72,139	10,051,628
#*	ReadyTech Holdings Ltd.	19,841	28,428
#	Reece Ltd.	307,194	2,345,071
	Regis Healthcare Ltd.	600,786	2,911,841
	Regis Resources Ltd.	3,604,197	15,130,432
	Reliance Worldwide Corp. Ltd.	2,333,892	6,328,411
#	Resimac Group Ltd.	61,700	45,771
*	Resolute Mining Ltd.	9,584,004	5,965,067
#	Ridley Corp. Ltd.	1,542,660	2,988,205

		Shares	Value»
AUSTRALIA — (Continued)
	Rio Tinto Ltd.	683,883	$59,378,998
*	RPMGlobal Holdings Ltd.	589,917	1,878,136
*	Sandfire Resources Ltd.	2,243,286	23,759,785
	Santos Ltd.	8,293,469	34,253,147
	SEEK Ltd.	473,244	8,375,043
*	Select Harvests Ltd.	751,624	1,910,515
	Servcorp Ltd.	221,604	1,069,954
	Service Stream Ltd.	2,922,631	4,335,877
#*	Seven West Media Ltd.	2,260,548	203,419
	SGH Ltd.	498,897	15,807,755
	Shaver Shop Group Ltd.	467,919	431,902
#	Sigma Healthcare Ltd.	7,513,131	15,274,674
#*	Silver Mines Ltd.	759,947	84,327
#	Sims Ltd. (SGM AU)	678,710	7,080,223
	SmartGroup Corp. Ltd.	359,651	1,922,610
	Solvar Ltd.	528,586	540,639
	Sonic Healthcare Ltd.	570,419	7,894,940
	South32 Ltd. (S32 AU)	6,361,400	13,155,925
	South32 Ltd. (SOUHY US), ADR	402,590	4,158,755
	Southern Cross Electrical Engineering Ltd.	479,984	771,633
#	Southern Cross Media Group Ltd.	846,174	467,355
*††	SpeedCast International Ltd.	1,370,682	0
	SRG Global Ltd.	1,789,436	3,217,731
#*	St Barbara Ltd.	3,238,596	1,089,906
	Stanmore Resources Ltd.	871,097	1,224,264
	Steadfast Group Ltd.	2,097,992	7,685,603
#*	Strike Energy Ltd.	1,284,331	92,268
	Suncorp Group Ltd.	1,777,325	22,815,348
*	Sunstone Metals Ltd.	788,772	11,375
	Super Retail Group Ltd.	1,047,902	10,951,988
*	Superloop Ltd.	1,345,064	2,744,176
#*	Syrah Resources Ltd.	3,314,373	736,756
	Tabcorp Holdings Ltd.	9,029,011	6,274,176
	Technology One Ltd.	1,011,227	24,354,425
#*	Telix Pharmaceuticals Ltd.	49,808	527,050
	Telstra Group Ltd. (TLGPY US), ADR	31,198	502,288
	Telstra Group Ltd. (TLS AU)	5,234,712	16,724,044

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Temple & Webster Group Ltd.	50,076	$778,268
	Ten Sixty Four Ltd.	1,871,019	134,663
	TPG Telecom Ltd.	1,060,088	3,834,662
	Transurban Group.	1,336,306	12,643,714
#	Treasury Wine Estates Ltd.	1,521,502	5,959,567
*	Tuas Ltd.	881,233	4,055,909
#*	Tyro Payments Ltd.	1,621,492	1,176,790
#	Universal Store Holdings Ltd.	8,603	49,903
*	Vault Minerals Ltd.	23,529,979	11,186,459
	Ventia Services Group Pty. Ltd.	3,687,213	13,810,684
#Ω	Viva Energy Group Ltd.	3,715,352	4,459,664
#*	Vulcan Energy Resources Ltd.	4,031	17,731
#	Vulcan Steel Ltd.	2,422	11,481
*	Vysarn Ltd.	7,706	3,248
#	Washington H Soul Pattinson & Co. Ltd.	305,067	7,495,884
*	WEB Travel Group Ltd.	666,446	1,818,254
#*	Webjet Group Ltd.	910,694	500,196
	Wesfarmers Ltd.	867,784	47,629,133
*	West African Resources Ltd.	5,302,512	4,379,611
	Westgold Resources Ltd.	3,051,275	10,559,687
	Westpac Banking Corp.	2,426,921	61,411,935
#	Whitehaven Coal Ltd.	3,390,065	15,933,650
	WiseTech Global Ltd.	141,383	6,376,652
	Woodside Energy Group Ltd. (WDS AU)	1,750,975	28,375,332
	Woodside Energy Group Ltd. (WDS LN)	299,211	4,855,189
#	Woodside Energy Group Ltd. (WDS US), ADR	333,470	5,405,549
	Woolworths Group Ltd.	813,753	15,118,713
	Worley Ltd.	982,163	9,172,413
*	Xero Ltd.	132,871	12,570,286
	XRF Scientific Ltd.	348,874	476,352
#	Yancoal Australia Ltd.	1,119,488	4,073,293
*	Zip Co. Ltd.	1,032,376	2,594,170

TOTAL AUSTRALIA			2,180,305,066

		Shares	Value»
AUSTRIA — (0.6%)
*	Addiko Bank AG	10,150	$246,590
	Agrana Beteiligungs AG	44,126	612,648
	ANDRITZ AG	335,732	25,383,296
*	AT&S Austria Technologie & Systemtechnik AG	54,361	2,017,922
Ω	BAWAG Group AG	250,872	32,420,502
	CA Immobilien Anlagen AG	68,267	1,897,593
#*	CPI Europe AG	89,201	1,738,886
	DO & Co. AG	34,540	8,239,406
	Erste Group Bank AG	374,745	38,819,408
*	Eurotelesites AG	148,219	826,931
	EVN AG	167,785	4,896,301
*	FACC AG	21,105	213,074
	Frequentis AG	407	33,525
*	Immofinanz AG (IIA AV)	223,231	0
#*	Lenzing AG	50,020	1,496,341
	Mayr Melnhof Karton AG	19,515	1,778,273
	Oberbank AG	5,628	493,054
	Oesterreichische Post AG	115,374	3,988,251
	OMV AG	527,444	28,875,517
	Palfinger AG	43,339	1,623,536
*	POLYTEC Holding AG	50,397	177,736
	Porr AG	78,139	2,479,932
	Raiffeisen Bank International AG	367,971	13,718,021
#	SBO AG	24,372	807,986
	Semperit AG Holding	23,426	351,097
	Strabag SE (STR AV)	24,329	1,903,404
	Telekom Austria AG	532,431	5,662,319
*	UBM Development AG	5,647	156,196
	UNIQA Insurance Group AG	324,100	4,761,473
	Verbund AG	50,462	3,894,666
	Vienna Insurance Group AG Wiener Versicherung Gruppe	182,465	9,358,986
	voestalpine AG	316,633	11,274,036
	Wienerberger AG	338,027	10,034,210
	Zumtobel Group AG	91,581	394,155

TOTAL AUSTRIA			220,575,271

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	113,643	28,302,517
	Ageas SA	666,438	44,104,585

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	AGFA-Gevaert NV	516,034	$493,888
	Anheuser-Busch InBev SA (ABI BB)	752,816	45,904,611
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	59,509	3,624,098
*	Argenx SE (ARGX BB)	8,301	6,794,095
*	Argenx SE (ARGX US), ADR	4,370	3,576,845
*	Atenor	11,318	36,114
#	Azelis Group NV	181,217	2,142,835
	Barco NV	105,201	1,500,362
	Bekaert SA	174,233	7,278,197
*	bpost SA	329,880	800,357
	Cie d’Entreprises CFE	51,230	528,815
*	CMB Tech NV	308,691	2,903,055
	Colruyt Group NV	201,870	7,539,039
	Deceuninck NV	256,989	611,685
	Deme Group NV	44,003	6,648,268
	D’ieteren Group	45,209	8,258,452
	Econocom Group SA NV	286,962	565,675
#	Elia Group SA	82,668	9,963,833
	EVS Broadcast Equipment SA	58,083	2,428,531
	Fagron	310,754	7,384,261
*	Galapagos NV (GLPG BB)	152,486	4,833,482
*	Galapagos NV (GLPG NA)	22,769	724,914
	Gimv NV	109,293	5,901,619
*	Hyloris Pharmaceuticals SA	739	5,042
*	Immobel SA	12,649	361,300
#	Ion Beam Applications	15,980	201,186
	Jensen-Group NV	9,952	717,945
#	KBC Group NV	745,010	89,631,711
#	Kinepolis Group NV	52,332	1,794,696
#	Lotus Bakeries NV	1,423	12,415,182
#	Melexis NV	63,574	4,575,606
*	Nyxoah SA	1,315	6,825
#*	Ontex Group NV	312,803	2,286,583
*	Onward Medical NV	10,058	49,676
*	Orange Belgium SA	143,087	3,149,723
	Proximus SADP	579,116	4,974,471
#	Recticel SA	168,419	1,659,167
	Sipef NV	18,578	1,670,487
#	Solvay SA	311,505	9,560,924
	Syensqo SA	217,214	17,930,209

		Shares	Value»
BELGIUM — (Continued)
#	Tessenderlo Group
	SA	72,241	$2,182,201
	UCB SA	163,790	42,117,281
	Umicore SA	246,586	4,695,630
	Van de Velde NV	23,251	810,762
	VGP NV	48,732	5,629,820
	Viohalco SA	163,485	1,601,840
	What’s Cooking BV	2,086	264,488

TOTAL BELGIUM			411,142,888

BRAZIL — (0.0%)
*	Aura Minerals, Inc.	14,940	483,010

CANADA — (11.7%)
*	5N Plus, Inc.	266,336	3,809,276
#	Acadian Timber Corp.	42,464	433,859
*	ACT Energy Technologies Ltd.	11,543	43,619
#	ADENTRA, Inc.	53,113	1,331,849
#	ADF Group, Inc.	48,177	246,973
*	Advantage Energy Ltd.	1,099,233	8,723,014
	Aecon Group, Inc.	350,480	7,726,528
	AG Growth International, Inc.	55,735	1,433,759
	AGF Management Ltd., Class B	366,184	3,649,961
	Agnico Eagle Mines Ltd. (AEM CN)	161,088	25,908,682
	Agnico Eagle Mines Ltd. (AEM US)	400,699	64,436,413
#*	Aimia, Inc.	173,205	343,928
*	Air Canada	561,918	7,387,806
#	AirBoss of America Corp.	77,083	254,461
	Alamos Gold, Inc. (AGI CN), Class A	822,689	25,363,154
#	Alamos Gold, Inc. (AGI US), Class A	453,648	13,967,820
	Algoma Central Corp.	18,060	224,052
#	Algonquin Power & Utilities Corp. (AQN CN)	389,341	2,173,570
	Algonquin Power & Utilities Corp. (AQN US)	974,705	5,438,854
	Alimentation Couche-Tard, Inc.	723,830	36,786,284
*	Allied Gold Corp.	89,085	1,355,441
	AltaGas Ltd.	1,086,080	31,880,442
	Altius Minerals Corp.	83,801	2,268,073
	Altus Group Ltd.	68,202	2,801,896
	Amerigo Resources Ltd.	459,874	1,003,326

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Andlauer Healthcare Group, Inc.	57,562	$2,232,628
	Andrew Peller Ltd., Class A	92,869	329,748
	ARC Resources Ltd.	2,379,613	43,891,894
*	Aritzia, Inc.	392,273	27,400,796
	Atco Ltd., Class I	142,486	5,369,067
*	Athabasca Oil Corp.	2,060,195	10,120,668
	AtkinsRealis Group, Inc.	331,030	23,344,749
*	ATS Corp. (ATS CN)	176,730	4,861,319
#*	ATS Corp. (ATS US)	23,710	651,077
*	Aurora Cannabis, Inc. (ACB CN)	1,289	6,397
#*	Aurora Cannabis, Inc. (ACB US)	13,112	64,903
*	AutoCanada, Inc.	161,032	2,903,639
*	Avino Silver & Gold Mines Ltd. (ASM CN)	19,541	90,979
	B2Gold Corp. (BTG US)	2,296,754	10,082,750
#	B2Gold Corp. (BTO CN)	5,547,754	24,286,628
	Badger Infrastructure Solutions Ltd.	161,647	8,481,411
#*	Ballard Power Systems, Inc. (BLDP CN)	231,472	823,532
#*	Ballard Power Systems, Inc. (BLDP US)	381,989	1,363,701
	Bank of Montreal (BMO US)	739,051	91,775,353
#	Bank of Nova Scotia (BNS CN)	156,246	10,247,811
#	Bank of Nova Scotia (BNS US)	933,185	61,216,936
	Barrick Mining Corp.	412,954	13,544,891
	Barrick Mining Corp. (B US)	1,338,480	43,902,144
*	Bausch & Lomb Corp.	14,194	212,058
#*	Bausch Health Cos., Inc. (BHC US)	495,052	3,475,265
	Baytex Energy Corp.	1,114,192	2,693,031
#	BCE, Inc. (BCE CN)	6,541	149,517
#	BCE, Inc. (BCE US)	150,109	3,431,492
	Birchcliff Energy Ltd.	946,148	4,411,827
#	Bird Construction, Inc.	208,373	4,474,846
	Black Diamond Group Ltd.	290,513	3,096,624
#*	BlackBerry Ltd.	892,959	4,357,640

		Shares	Value»
CANADA — (Continued)
	BMTC Group, Inc.	7,200	$66,736
*	Bombardier, Inc. (BBD/A CN), Class A	6,184	855,985
*	Bombardier, Inc. (BBD/B CN), Class B	199,955	27,938,527
#*	Bonterra Energy Corp.	104,652	270,108
#	Boralex, Inc., Class A	220,511	4,427,357
#	Boyd Group, Inc.	69,599	11,117,082
	Brookfield Corp. (BN US)	394,816	18,181,300
	Brookfield Infrastructure Corp., Class A	258,031	11,691,465
#	Brookfield Renewable Corp.	46,700	2,020,242
	Brookfield Wealth Solutions Ltd.	1,656	76,292
#	BRP, Inc. (DOO CN)	74,840	4,694,609
	BRP, Inc. (DOOO US)	12,948	813,393
*	CAE, Inc. (CAE US)	473,964	13,299,430
*	Calfrac Well Services Ltd.	71,885	156,834
	Calian Group Ltd.	27,875	1,003,663
	Cameco Corp. (CCJ US)	64,759	6,619,017
	Canaccord Genuity Group, Inc.	291,375	2,443,097
*	Canacol Energy Ltd.	33,474	53,938
*	Canada Goose Holdings, Inc. (GOOS CN)	47,682	663,955
*	Canada Goose Holdings, Inc. (GOOS US)	13,667	190,381
*	Canada Packers, Inc.	53,177	634,310
#	Canadian Imperial Bank of Commerce (CM US)	751,848	62,305,644
	Canadian National Railway Co. (CNI US)	346,036	33,188,313
	Canadian National Railway Co. (CNR CN)	32,594	3,125,427
	Canadian Natural Resources Ltd. (CNQ US)	3,056,441	97,867,241

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Canadian Pacific Kansas City Ltd. (CP CN)	53,232	$3,830,670
	Canadian Pacific Kansas City Ltd. (CP US)	318,736	22,933,055
#	Canadian Tire Corp. Ltd., Class A	214,950	24,651,319
#	Canadian Utilities Ltd., Class A	319,999	8,961,934
*	Canfor Corp.	285,022	2,485,344
#	Capital Power Corp.	337,169	17,068,196
*	Capstone Copper Corp.	2,816,417	25,141,022
#	Cardinal Energy Ltd.	603,543	3,433,939
#	Cargojet, Inc.	7,533	439,020
	Cascades, Inc.	235,190	1,863,007
	CCL Industries, Inc., Class B	451,862	25,206,718
*	Celestica, Inc. (CLS CN)	180,887	62,275,787
*	Celestica, Inc. (CLS US)	430,580	148,326,198
#	Cenovus Energy, Inc. (CVE CN)	890,948	15,055,055
	Cenovus Energy, Inc. (CVE US)	3,265,311	55,249,062
	Centerra Gold, Inc.	1,155,062	13,530,832
	CES Energy Solutions Corp.	1,192,879	8,173,375
	CGI, Inc. (GIB US)	117,441	10,217,367
	CGI, Inc. (GIBA CN)	174,898	15,220,883
*††	Chesswood Group Ltd.	24,123	5,848
*	Cineplex, Inc.	2,825	25,459
*	Cipher Pharmaceuticals, Inc.	5,529	58,343
	Clairvest Group, Inc.	516	26,121
	Cogeco Communications, Inc.	62,507	2,846,028
	Cogeco, Inc.	23,757	993,100
	Colliers International Group, Inc. (CIGI CN)	10,720	1,710,171
	Colliers International Group, Inc. (CIGI US)	84,644	13,503,257
	Computer Modelling Group Ltd.	237,760	901,845
*	Conifex Timber, Inc.	5,014	840

		Shares	Value»
CANADA — (Continued)
	Constellation Software, Inc.	18,501	$48,688,939
	Corby Spirit & Wine Ltd.	38,585	377,446
#*	Cronos Group, Inc. (CRON CN)	8,403	21,149
#*	Cronos Group, Inc. (CRON US)	918,853	2,306,321
	Definity Financial Corp.	367,228	17,084,330
*	Denison Mines Corp. (DML CN)	15	48
	dentalcorp Holdings Ltd.	51	396
*	Descartes Systems Group, Inc. (DSG CN)	7,966	703,539
*	Descartes Systems Group, Inc. (DSGX US)	27,810	2,453,120
	Dexterra Group, Inc.	95,755	726,413
*	Docebo, Inc.	36,146	905,873
	Dollarama, Inc.	420,272	54,628,918
	Doman Building Materials Group Ltd.	348,377	2,205,688
	Dominion Lending Centres, Inc.	20,166	158,159
*	Dorel Industries, Inc., Class B	75,248	96,572
	DPM Metals, Inc.	872,687	18,666,436
	DREAM Unlimited Corp., Class A	119,693	1,586,462
#	Dye & Durham Ltd.	62,293	228,733
	Dynacor Group, Inc.	7,600	24,601
	ECN Capital Corp.	11,800	23,473
	E-L Financial Corp. Ltd.	61,200	709,502
*	Eldorado Gold Corp. (EGO US)	91,679	2,350,650
*	Eldorado Gold Corp. (ELD CN)	721,955	18,505,062
*	Electrovaya, Inc.	3,124	20,212
	Element Fleet Management Corp.	1,666,595	44,951,901
*	Eloro Resources Ltd.	41,600	40,041
#	Emera, Inc.	432,011	20,538,657
	Empire Co. Ltd., Class A	569,865	19,360,499
#	Enbridge, Inc. (ENB CN)	22	1,027
#	Enbridge, Inc. (ENB US)	936,844	43,675,667

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Endeavour Mining PLC	816,361	$32,705,668
*	Endeavour Silver Corp. (EDR CN)	157,495	1,293,603
	Enerflex Ltd. (EFX CN)	543,967	6,845,401
#*	Energy Fuels, Inc.	205,896	4,227,880
#	Enghouse Systems Ltd.	135,862	2,015,820
*	Ensign Energy Services, Inc.	520,561	953,864
#	EQB, Inc.	151,456	9,661,522
#*	Equinox Gold Corp. (EQX CN)	203,196	2,232,541
#*	Equinox Gold Corp. (EQX US)	1,160,255	12,727,997
#*	ERO Copper Corp. (ERO CN)	67,234	1,435,712
*	ERO Copper Corp. (ERO US)	227,679	4,860,947
	Evertz Technologies Ltd.	92,936	849,481
#	Exchange Income Corp.	117,502	6,437,456
	Exco Technologies Ltd.	103,105	480,772
#	Extendicare, Inc.	312,083	3,573,529
	Fairfax Financial Holdings Ltd.	24,082	39,097,987
#	Fiera Capital Corp.	271,991	1,219,795
	Finning International, Inc.	668,984	36,178,701
*	Firan Technology Group Corp.	16,349	127,290
	Firm Capital Mortgage Investment Corp.	116,418	972,813
#	First Majestic Silver Corp. (AG US)	29,773	380,201
	First Majestic Silver Corp. (FR CN)	540,655	6,911,657
*	First Quantum Minerals Ltd	1,221,403	25,358,995
	FirstService Corp. (FSV CN)	5,407	860,694
	FirstService Corp. (FSV US)	84,804	13,518,606
*	Foraco International SA	229,150	338,199
#	Fortis, Inc. (FTS CN)	205,753	10,342,295
	Fortis, Inc. (FTS US)	209,270	10,511,632
#*	Fortuna Mining Corp. (FSM US)	320,089	2,647,136

		Shares	Value»
CANADA — (Continued)
*	Fortuna Mining Corp. (FVI CN)	1,253,300	$10,356,671
	Franco-Nevada Corp. (FNV US)	71,833	13,406,193
*	Freegold Ventures Ltd.	31,688	27,564
#	Freehold Royalties Ltd.	699,955	7,081,645
	Frontera Energy Corp.	88,139	351,287
*	Galiano Gold, Inc.	636,046	1,523,735
	Gamehost, Inc.	72,542	608,245
*	GDI Integrated Facility Services, Inc.	22,161	466,115
	George Weston Ltd.	344,631	20,954,784
	GFL Environmental, Inc.	150,752	6,586,355
	Gibson Energy, Inc.	602,700	10,274,541
#	Gildan Activewear, Inc. (GIL CN)	131,307	7,657,195
#	Gildan Activewear, Inc. (GIL US)	382,307	22,284,675
#	goeasy Ltd.	71,251	8,567,596
*	GoGold Resources, Inc.	213,874	390,373
*	GoldMoney, Inc.	9,239	74,440
	Great-West Lifeco, Inc.	234,156	9,926,859
#*	Greenfire Resources Ltd.	4,694	23,752
	Guardian Capital Group Ltd., Class A	106	5,061
*	Haivision Systems, Inc.	61,600	225,310
	Hammond Manufacturing Co. Ltd., Class A	1,600	12,800
	Hammond Power Solutions, Inc.	34,395	5,247,963
	Headwater Exploration, Inc.	915,126	4,828,300
	High Liner Foods, Inc.	65,021	786,251
*	HLS Therapeutics, Inc.	1,000	3,978
	Hudbay Minerals, Inc. (HBM CN)	2,516,716	40,337,792
Ω	Hydro One Ltd.	274,288	10,116,515
*	i-80 Gold Corp.	413,213	394,785
	iA Financial Corp., Inc.	410,077	48,406,366
*	IAMGOLD Corp. (IAG US)	15,714	181,968

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	IAMGOLD Corp. (IMG CN)	2,715,226	$31,439,357
	IGM Financial, Inc.	268,077	10,311,757
*	Imperial Metals Corp.	164,385	802,850
	Imperial Oil Ltd. (IMO US)	245,159	21,625,475
	Information Services Corp.	34,909	923,655
	Intact Financial Corp.	281,911	52,587,341
*	Interfor Corp.	245,385	1,383,905
#*	Ivanhoe Mines Ltd., Class A	241,559	2,416,365
Ω	Jamieson Wellness, Inc.	66,938	1,661,817
*	K92 Mining, Inc.	748,584	9,954,078
#	K-Bro Linen, Inc.	38,631	1,037,009
*	Kelt Exploration Ltd.	544,424	2,589,076
#	Keyera Corp.	818,424	24,163,800
*	Kinaxis, Inc.	6,915	837,363
	Kinross Gold Corp. (K CN)	5,951,051	138,407,389
*	Kiwetinohk Energy Corp.	900	15,747
*	Knight Therapeutics, Inc.	270,904	1,128,002
*	Kolibri Global Energy, Inc.	26,102	112,779
#	KP Tissue, Inc.	33,640	226,177
#	Labrador Iron Ore Royalty Corp.	219,124	4,521,371
*	Laramide Resources Ltd.	26,500	13,415
*	Largo, Inc. (LGO CN)	59,040	70,298
	Lassonde Industries, Inc., Class A	9,485	1,476,767
#	Laurentian Bank of Canada	156,902	3,725,241
	Leon’s Furniture Ltd.	151,048	3,145,779
*	Lightspeed Commerce, Inc. (LSPD CN)	1,400	16,819
#*	Lightspeed Commerce, Inc. (LSPD US)	528,015	6,336,180
*††	Lightstream Resources Ltd.	696,278	0
	Linamar Corp.	255,417	13,831,180
#*	Lithium Americas Corp.	144,608	795,344
	Loblaw Cos. Ltd.	589,479	23,426,997
*	Lucara Diamond Corp.	1,792,513	230,047
	Lundin Gold, Inc.	442,016	30,049,713
	Lundin Mining Corp.	2,957,041	47,563,969

		Shares	Value»
CANADA — (Continued)
	Magellan Aerospace Corp.	67,414	$828,165
#	Magna International, Inc. (MG CN)	353,072	16,680,012
	Magna International, Inc. (MGA US)	517,155	24,414,888
	Mainstreet Equity Corp.	17,173	2,311,201
*	Major Drilling Group International, Inc.	403,554	3,553,450
	Manulife Financial Corp. (MFC CN)	47	1,521
	Manulife Financial Corp. (MFC US)	994,039	32,177,042
	Maple Leaf Foods, Inc.	265,887	5,110,915
	Martinrea International, Inc.	201,157	1,451,434
*	Mattr Corp.	190,958	1,489,487
	Maxim Power Corp.	20,837	68,340
	McCoy Global, Inc.	4,500	11,294
*	MDA Space Ltd.	135,249	2,640,275
*	Medexus Pharmaceuticals, Inc.	72,100	143,938
	Medical Facilities Corp.	138,205	1,423,880
	Melcor Developments Ltd.	37,417	393,498
	Meren Energy, Inc.	350,647	455,012
	Methanex Corp. (MEOH US)	182,101	7,160,211
#	Methanex Corp. (MX CN)	122,100	4,805,476
	Metro, Inc.	504,441	33,624,608
	Morguard Corp.	9,240	766,382
#	MTY Food Group, Inc.	59,936	1,446,104
#	Mullen Group Ltd.	277,549	2,790,233
	National Bank of Canada	547,249	61,141,428
	Neo Performance Materials, Inc.	67,348	928,673
*	New Gold, Inc. (NGD CN)	4,727,443	34,818,357
*	NFI Group, Inc.	126,781	1,296,239
	North American Construction Group Ltd. (NOA CN)	84,700	1,318,918
#	North American Construction Group Ltd. (NOA US)	22,828	355,660
	North West Co., Inc.	230,159	7,466,568
#	Northland Power, Inc.	1,067,620	19,509,537

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Nutrien Ltd. (NTR CN)	36,595	$1,993,158
#	Nutrien Ltd. (NTR US)	778,961	42,414,448
*	NuVista Energy Ltd	977,858	11,629,298
#*	Obsidian Energy Ltd. (OBE CN)	86,800	492,004
#*	Obsidian Energy Ltd. (OBE US)	125,294	710,417
	OceanaGold Corp.	1,219,867	27,284,031
	Onex Corp.	296,991	25,833,590
	Open Text Corp. (OTEX CN)	62,886	2,412,674
	Open Text Corp. (OTEX US)	730,537	28,016,094
	OR Royalties, Inc. (OR CN)	201,704	6,471,555
	OR Royalties, Inc. (OR US)	5,625	179,888
*††	Orbite Technologies, Inc.	174,500	0
#*,*	Organigram Global, Inc.	70,683	114,452
*	Orla Mining Ltd. (ORLA US)	81,263	838,634
	Pan American Silver Corp. (PAAS CN)	311,644	10,976,591
	Pan American Silver Corp. (PAAS US)	883,460	31,106,623
	Paramount Resources Ltd., Class A	380,813	6,244,833
	Parex Resources, Inc.	315,449	4,034,904
#	Parkland Corp.	553,381	15,766,358
	Pason Systems, Inc.	239,655	2,041,907
	Pembina Pipeline Corp. (PBA US)	839,264	31,749,357
	Pembina Pipeline Corp. (PPL CN)	303,289	11,473,754
	Pet Valu Holdings Ltd.	35,423	878,914
#	Peyto Exploration & Development Corp.	767,629	11,181,530
	PHX Energy Services Corp.	136,446	741,306
#	Pine Cliff Energy Ltd.	408,078	221,125
#	Pizza Pizza Royalty Corp.	133,841	1,480,071
	Polaris Renewable Energy, Inc.	85,549	794,159
#	Pollard Banknote Ltd.	34,396	496,854
#	PrairieSky Royalty Ltd.	490,107	8,798,898

		Shares	Value»
CANADA — (Continued)
#*	Precision Drilling Corp. (PD CN)	41,912	$2,514,326
*	Precision Drilling Corp. (PDS US)	4,411	264,269
#	Premium Brands Holdings Corp.	116,637	8,041,637
#	Propel Holdings, Inc.	10,200	185,593
#*	Quarterhill, Inc.	520,981	404,883
	Quebecor, Inc., Class B	628,985	20,064,018
#*	Questerre Energy Corp., Class A	145,025	32,054
	RB Global, Inc. (RBA CN)	6,709	665,662
	RB Global, Inc. (RBA US)	147,125	14,597,742
*	Real Matters, Inc.	18,705	98,156
	Restaurant Brands International, Inc. (QSR CN)	40,764	2,677,395
	Restaurant Brands International, Inc. (QSR US)	330,486	21,709,625
*	RF Capital Group, Inc.	5,566	79,326
#	Richelieu Hardware Ltd.	178,991	4,906,922
	Rogers Communications, Inc. (RCI US), Class B	151,950	5,947,323
#	Rogers Communications, Inc. (RCIB CN), Class B	472,361	18,486,254
	Rogers Sugar, Inc.	381,275	1,679,997
	Royal Bank of Canada (RY CN)	467,930	68,550,552
	Royal Bank of Canada (RY US)	1,198,667	175,604,715
	Russel Metals, Inc.	325,178	10,064,509
*	Sangoma Technologies Corp.	20,967	110,176
	Saputo, Inc.	487,649	11,783,127
*	Saturn Oil & Gas, Inc.	14,900	27,940
#	Savaria Corp.	109,314	1,715,448
#*	Seabridge Gold, Inc. (SA US)	179,639	4,280,797
	Secure Waste Infrastructure Corp.	1,105,344	13,799,560
*	Shopify, Inc. (SHOP US), Class A	119,367	20,753,147

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Sienna Senior Living, Inc.	241,785	$3,299,536
*	SNDL, Inc.	107,315	230,728
*	Source Energy Services Ltd.	9,700	85,136
	South Bow Corp.	638,371	16,553,736
*	Spartan Delta Corp.	43,473	194,653
Ω	Spin Master Corp.	53,678	797,200
	Sprott, Inc. (SII CN)	5,877	482,579
	Sprott, Inc. (SII US)	37,499	3,073,043
*	SSR Mining, Inc. (SSRM CN)	690,540	15,612,302
*	SSR Mining, Inc. (SSRM US)	6,434	145,151
	Stantec, Inc. (STN CN)	139,694	15,469,874
	Stantec, Inc. (STN US)	71,176	7,891,995
	Stella-Jones, Inc.	249,792	14,178,419
*Ω	STEP Energy Services Ltd.	43,194	168,458
	StorageVault Canada, Inc.	437,429	1,543,812
	Strathcona Resources Ltd.	4,454	117,499
#	Sun Life Financial, Inc. (SLF CN)	269,728	16,406,186
#	Sun Life Financial, Inc. (SLF US)	594,158	36,160,456
	Suncor Energy, Inc. (SU CN)	8	337
	Suncor Energy, Inc. (SU US)	2,627,914	104,617,256
#*	SunOpta, Inc. (SOY CN)	83,538	437,777
*	SunOpta, Inc. (STKL US)	39,638	206,910
	Superior Plus Corp.	769,689	4,379,251
#	Surge Energy, Inc.	321,152	1,518,118
	Sylogist Ltd.	15,100	72,671
	Taiga Building Products Ltd.	19,400	47,720
	Tamarack Valley Energy Ltd.	1,815,047	8,062,274
*	Taseko Mines Ltd. (TGB US)	110,319	499,745
*	Taseko Mines Ltd. (TKO CN)	600,803	2,720,116
	TC Energy Corp. (TRP US)	999,593	50,139,585
#	Teck Resources Ltd. (TECK US), Class B	831,559	35,690,512

		Shares	Value»
CANADA — (Continued)
	Teck Resources Ltd. (TECK/A CN), Class A	4,700	$202,235
	Teck Resources Ltd. (TECKB CN), Class B	70	3,003
*	Telesat Corp.	7,308	219,988
	TELUS Corp.	281,803	4,120,908
*	TELUS International CDA, Inc.	21,651	94,126
*	Tenaz Energy Corp.	7,000	133,557
*	TerrAscend Corp.	15,100	10,658
#	TerraVest Industries, Inc.	22,464	2,174,726
	TFI International, Inc. (TFII CN)	149,590	13,442,889
	TFI International, Inc. (TFII US)	10,128	908,785
	Thomson Reuters Corp. (TRI CN)	5,196	795,913
#	Thomson Reuters Corp. (TRI US)	40,184	6,150,563
#*	Tidewater Midstream & Infrastructure Ltd.	7,381	31,262
#	Timbercreek Financial Corp.	233,537	1,105,619
	TMX Group Ltd.	289,015	10,659,688
#	Topaz Energy Corp.	279,553	4,963,010
*	Torex Gold Resources, Inc.	383,356	15,836,617
#	Toromont Industries Ltd.	241,550	29,021,133
	Toronto-Dominion Bank (TD CN)	599,266	49,204,287
	Toronto-Dominion Bank (TD US)	744,456	61,142,171
	Total Energy Services, Inc.	153,816	1,546,328
	Tourmaline Oil Corp.	997,331	43,866,770
#	TransAlta Corp.	405,415	7,163,683
	TransAlta Corp.	701,890	12,405,870
*	Transat AT, Inc.	53,600	80,636
	Transcontinental, Inc., Class A	216,626	3,041,151
*††	Trevali Mining Corp.	258,153	0
#	Trican Well Service Ltd.	1,376,313	5,151,789
	Triple Flag Precious Metals Corp. (TFPM CN)	2,987	82,952

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Triple Flag Precious Metals Corp. (TFPM US)	94,976	$2,636,523
*	Trisura Group Ltd. (TRRSF US)	231	6,290
*	Trisura Group Ltd. (TSU CN)	101,025	2,783,937
*	Valeura Energy, Inc.	13,508	64,143
	Vecima Networks, Inc.	4,100	29,496
	Velan, Inc.	3,300	38,587
#	Vermilion Energy, Inc. (VET CN)	145,189	1,085,901
	Vermilion Energy, Inc. (VET US)	513,148	3,833,216
	VersaBank (VBNK CN)	21,290	254,105
	VersaBank (VBNK US)	3,669	43,551
*††	Victoria Gold Corp./Vancouver	1,949	125
*	Viemed Healthcare, Inc.	6,057	39,128
*	Vitalhub Corp.	26,200	204,736
	Wajax Corp.	84,604	1,500,197
	Waste Connections, Inc. (WCN CN)	43,109	7,229,765
	Waste Connections, Inc. (WCN US)	88,436	14,829,026
*	Well Health Technologies Corp.	796,790	2,982,530
#*	Wesdome Gold Mines Ltd.	693,859	10,468,116
	West Fraser Timber Co. Ltd. (WFG CN)	190,292	11,613,839
	West Fraser Timber Co. Ltd. (WFG US)	19,314	1,178,158
#*	Western Forest Products, Inc.	28,819	245,136
#	Westshore Terminals Investment Corp.	134,791	2,477,567
	Wheaton Precious Metals Corp. (WPM US)	73,549	7,098,949
#	Whitecap Resources, Inc.	4,900,548	36,481,463
*	WildBrain Ltd.	168,521	180,230
	Winpak Ltd.	84,256	2,584,359
	WSP Global, Inc.	122,661	23,450,373
*	Yangarra Resources Ltd.	290,894	211,552
	Yellow Pages Ltd.	49,661	389,484

TOTAL CANADA			4,372,179,866

		Shares	Value»
CHINA — (0.1%)
	China Gold International Resources Corp. Ltd. (CGG CN)	2,627,562	$44,493,670
*††	Hanfeng Evergreen, Inc.	42,625	0
*	Neo-Neon Holdings Ltd.	1,145,000	53,698
#*	Tongda Group Holdings Ltd.	215,399	127,686

TOTAL CHINA			44,675,054

DENMARK — (2.1%)
*	ALK-Abello AS	525,386	17,331,656
	Alm Brand AS	4,542,002	12,782,555
#	Ambu AS, Class B	612,324	9,524,394
#	AP Moller - Maersk AS (MAERSKA DC), Class A	3,745	7,719,026
	AP Moller - Maersk AS (MAERSKB DC), Class B	5,279	10,853,240
*	Bang & Olufsen AS	400,487	818,734
*	Bavarian Nordic AS	272,382	10,064,063
#	Carlsberg AS, Class B	237,768	27,956,651
#	cBrain AS	10,163	236,660
	Chemometec AS	16,005	1,955,979
#	Coloplast AS, Class B	102,784	9,296,237
	Columbus AS	274,352	409,999
	D/S Norden AS	100,294	4,008,665
	Danske Bank AS	1,144,970	51,172,371
#*	Demant AS	214,153	7,124,898
*	Dfds AS	92,917	1,310,131
	Djurslands Bank AS	1,040	127,740
#	DSV AS	214,644	45,806,858
	FLSmidth & Co. AS	246,550	19,201,226
	Foroya Banki P	2,818	95,212
*	Genmab AS (GMAB DC)	100,563	28,683,363
#*	GN Store Nord AS	407,879	7,142,201
	GronlandsBANKEN AS	33	4,458
	H Lundbeck AS (HLUNA DC), Class A	164,384	928,309
	H Lundbeck AS (HLUNB DC)	856,800	6,248,758
#*	H&H International AS, Class B	75,228	1,033,349
#	Harboes Bryggeri AS, Class B	2,462	49,354
#*	Huscompagniet AS	3,907	26,072

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	ISS AS	450,085	$14,186,185
	Jeudan AS	21,221	672,408
	Jyske Bank AS	247,254	29,061,546
	Matas AS	204,660	4,062,860
	MT Hoejgaard Holding AS	1,221	80,097
*Ω	Netcompany Group AS	99,012	4,947,446
*	Nilfisk Holding AS	41,584	690,238
*	NKT AS	286,799	32,104,505
*Ω	NNIT AS	36,488	311,683
*	North Media AS	10,716	83,520
#	Novo Nordisk AS (NOVOB DC), Class B	1,773,052	87,290,313
#	Novo Nordisk AS (NVO US), Sponsored ADR	928,818	45,939,338
#	Novonesis Novozymes B, Class B	763,750	45,641,397
#*	NTG Nordic Transport Group AS	24,483	690,895
*Ω	Orsted AS	349,036	6,250,971
	Pandora AS	385,858	51,631,150
	Parken Sport & Entertainment AS	9,524	212,348
	Per Aarsleff Holding AS	98,509	11,186,047
	Ringkjoebing Landbobank AS	146,741	33,186,316
	Rockwool AS, Class A	70,951	2,430,226
	Rockwool AS, Class B	383,080	13,126,497
	Royal Unibrew AS	238,392	18,017,714
#*	RTX AS	25,439	424,208
Ω	Scandinavian Tobacco Group AS	185,857	2,464,107
	Schouw & Co. AS	69,765	6,414,342
#	Solar AS, Class B	17,015	539,871
#	SP Group AS	11,063	498,944
	Sparekassen Sjaelland-Fyn AS	11,193	582,337
	Sydbank AS	333,715	28,489,670
	TCM Group AS	8,463	94,236
#	Tivoli AS	1,741	159,121
	TORM PLC, Class A	177,464	3,828,041
#	Tryg AS	817,510	20,150,789
	UIE PLC	43,770	2,127,847
	Vestas Wind Systems AS	1,428,164	29,208,956
	Vestjysk Bank AS	43,326	47,509

		Shares	Value»
DENMARK — (Continued)
*	Zealand Pharma AS	120,529	$9,542,831

TOTAL DENMARK			788,288,668

FINLAND — (1.7%)
	Aktia Bank OYJ	212,235	2,617,436
#	Alandsbanken Abp, Class B	1,250	65,269
	Alma Media OYJ	67,280	1,148,163
#	Anora Group OYJ	65,221	236,498
	Apetit OYJ	3,389	54,684
	Aspo OYJ	32,663	235,723
	Atria OYJ	72,002	1,137,829
#	Bittium OYJ	75,464	1,479,593
	Citycon OYJ	145,283	493,297
	Digia OYJ	35,456	247,669
	Elisa OYJ	473,458	20,862,549
#*	Endomines Finland OYJ	357	11,130
#Ω	Enento Group OYJ	31,224	555,130
#	eQ OYJ	7,039	89,247
	Evli OYJ, Class B	1,367	33,877
#	Finnair OYJ	572,020	1,878,758
#	Fiskars OYJ Abp	78,549	1,184,350
#	Fortum OYJ	1,497,803	33,400,886
	F-Secure OYJ	299,317	590,999
#*	Glaston OYJ Abp	5,708	7,523
	Gofore OYJ	7,011	114,337
	Harvia OYJ	44,027	1,840,043
	Hiab OYJ	197,332	10,928,296
#	HKFoods OYJ	149,801	291,803
	Huhtamaki OYJ	354,422	11,910,991
	Ilkka OYJ	6,838	31,459
*	Incap OYJ	29,331	316,070
	Kalmar OYJ, Class B	197,492	8,182,055
#	Kamux Corp.	41,665	93,466
#	Kemira OYJ	532,975	11,730,382
#	Kesko OYJ (KESKOA FH), Class A	159,054	3,399,773
	Kesko OYJ (KESKOB FH), Class B	1,296,571	27,350,663
*	Kojamo OYJ	239,102	2,897,246
	Kone OYJ, Class B	443,209	29,612,137
	Konecranes OYJ	363,496	35,879,815
	Lassila & Tikanoja OYJ	110,544	1,266,251
#*	Lindex Group OYJ	142,969	445,977
	Mandatum OYJ	642,083	4,605,187
	Marimekko OYJ	89,059	1,312,800
#	Metsa Board OYJ (METSB FH), Class B	479,416	1,626,297
#	Metso OYJ	1,935,338	31,737,593
	Neste OYJ	601,384	12,461,077

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Nokia OYJ (NOK US), Sponsored ADR	663,315	$4,583,507
	Nokia OYJ (NOKIA FH)	3,375,434	23,024,836
	Nokia OYJ (NOKIA FP)	1,186,596	8,051,434
#	Nokian Renkaat OYJ	371,369	3,744,977
	Nordea Bank Abp (NDA FH)	3,434,642	58,755,745
	Nordea Bank Abp (NDA SS)	2,414,342	41,255,446
	Olvi OYJ, Class A	43,535	1,485,719
#	Oma Saastopankki OYJ	24,666	311,671
*	Optomed OYJ	14,586	66,104
	Oriola OYJ (OKDBV FH), Class B	452,967	616,411
#	Orion OYJ (ORNAV FH), Class A	31,511	2,206,361
	Orion OYJ (ORNBV FH), Class B	503,749	35,178,280
#	Outokumpu OYJ	1,123,990	4,834,406
	Pihlajalinna OYJ	48,909	840,265
	Ponsse OYJ	47,190	1,381,777
	Puuilo OYJ	176,207	2,885,184
#*	QT Group OYJ	38,592	1,581,256
	Raisio OYJ, Class V	251,023	727,799
#*	Remedy Entertainment OYJ	2,352	37,156
	Revenio Group OYJ	53,746	1,500,097
	Sampo OYJ, Class A	3,952,894	44,032,083
#	Sanoma OYJ	426,907	5,217,866
	Scanfil OYJ	25,472	321,247
#	Stora Enso OYJ, Class R	1,730,322	20,148,132
#*	Suominen OYJ	10,369	19,957
#	Taaleri PLC	19,235	159,656
#	Talenom OYJ	21,268	77,434
	Teleste OYJ	20,343	95,002
Ω	Terveystalo OYJ	320,444	3,447,309
#	TietoEVRY OYJ	356,903	7,660,378
#	Tokmanni Group Corp.	158,346	1,565,256
#	UPM-Kymmene OYJ	971,598	26,070,207
	Vaisala OYJ, Class A	62,943	3,107,796
#	Valmet OYJ	585,054	19,036,874
*	Verkkokauppa.com OYJ	9,820	44,850
	Wartsila OYJ Abp	953,764	31,204,409
#*	WithSecure OYJ	88,143	174,538
*	YIT OYJ	448,097	1,514,647

TOTAL FINLAND			621,330,400

		Shares	Value»
FRANCE — (7.2%)
*	74Software SA	38,165	$1,574,269
	ABC arbitrage	65,204	402,856
	Accor SA	207,440	10,553,066
	Aeroports de Paris SA	105,377	14,455,719
	Air Liquide SA	186,338	36,063,645
	Airbus SE	335,774	82,792,141
	AKWEL SADIR	45,607	583,180
*	Alstom SA	1,429,818	35,756,284
#	Altamir	46,348	1,466,167
	Alten SA	109,095	8,984,549
Ω	Amundi SA	161,801	11,994,692
#*Ω	Aramis Group SAS	2,892	20,950
	Arkema SA	176,945	10,503,927
#	Assystem SA	31,540	1,581,866
	Aubay	26,332	1,518,578
	AXA SA	929,826	40,343,667
Ω	Ayvens SA	181,370	2,419,711
#*	Bastide le Confort Medical	11,787	335,563
#	Beneteau SACA	130,507	1,257,958
	BioMerieux	60,838	7,832,930
	BNP Paribas SA	765,928	59,327,212
	Boiron SA	27,994	906,648
	Bollore SE	1,577,823	8,785,916
	Bonduelle SCA	52,638	539,403
	Bouygues SA	801,598	36,182,615
	Bureau Veritas SA	789,401	25,941,639
	Capgemini SE	169,369	26,056,640
	Carrefour SA	1,827,139	27,518,440
	Catana Group	71,139	239,557
	CBo Territoria	2,301	9,654
*	Cegedim SA	23,260	305,545
	Cie de Saint-Gobain SA	958,211	93,005,878
	Cie des Alpes	102,140	2,343,151
	Cie Generale des Etablissements Michelin SCA	2,012,564	64,292,188
*	Claranova SE	80,548	156,826
*	Clariane SE	419,282	1,802,561
	Coface SA	656,019	11,553,991
	Credit Agricole SA	892,367	16,108,446
	Danone SA	542,142	47,880,149
	Dassault Aviation SA	22,343	7,199,923
	Dassault Systemes SE	214,053	6,091,464
	Derichebourg SA	587,211	4,005,678
	Edenred SE	377,454	10,849,597
	Eiffage SA	402,573	49,536,505
#*	Ekinops SAS	27,110	49,180
	Electricite de Strasbourg SA	1,606	323,967
*Ω	Elior Group SA	354,954	1,146,271
	Elis SA	1,003,894	27,957,583

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Emeis SA	37,206	$614,271
	Engie SA	4,907,783	114,905,686
	Equasens	340	14,883
#	Eramet SA	17,500	1,198,060
	EssilorLuxottica SA	105,700	38,709,310
#	Esso SA Francaise	11,456	1,288,048
	Etablissements Maurel et Prom SA	353,940	1,972,858
	Eurazeo SE	137,285	9,358,425
*	Euroapi SA	76,607	283,359
	Eurofins Scientific SE	422,072	29,768,516
Ω	Euronext NV	190,501	27,224,830
#*	Eutelsat Communications SACA	880,640	3,406,989
	Exel Industries SA, Class A	4,936	195,749
	FDJ UNITED	285,476	8,317,942
*	Figeac Aero	987	13,827
	Fnac Darty SA	3,099	101,433
	Fnac Darty SA (0QSH LI)	12,150	396,026
	Fnac Darty SA (FNAC FP)	44,634	1,461,728
*	Forvia SE (1EO IM)	64,858	834,333
*	Forvia SE (FRVIA FP)	560,214	7,173,859
*	Gaumont SA	768	82,378
	Gaztransport Et Technigaz SA	149,223	29,550,620
	GEA	181	17,309
	Getlink SE	994,887	18,159,890
	GL Events SACA	43,779	1,398,115
	Groupe Crit SA	21,095	1,508,341
#*	Guerbet	18,886	346,589
#	Hermes International SCA	23,367	57,820,682
*	ID Logistics Group SACA	13,312	6,046,123
	Imerys SA	107,437	2,646,386
	Infotel SA	2,750	127,739
	Interparfums SA	47,568	1,564,709
	Ipsen SA	137,276	19,291,561
	IPSOS SA	189,954	7,281,204
	Jacquet Metals SACA	60,963	1,230,916
	JCDecaux SE	245,737	4,471,058
	Kaufman & Broad SA	56,279	1,893,906
	Kering SA	75,210	26,708,341
	Laurent-Perrier	7,401	798,491
#	Lectra	4,654	123,425
	Legrand SA	279,922	48,339,089
	Linedata Services	3,879	200,606
	LISI SA	40,903	2,395,893
	LNA Sante SA	24,587	685,558
	L’Oreal SA	121,996	50,910,310

		Shares	Value»
FRANCE — (Continued)
*	Lumibird	1,432	$35,869
	LVMH Moet Hennessy Louis Vuitton SE	247,349	174,831,860
#*Ω	Maisons du Monde SA	115,407	271,995
	Manitou BF SA	40,136	806,141
	Mersen SA	69,826	1,764,964
	Metropole Television SA	80,796	1,114,689
	Nexans SA	117,200	16,502,015
#*	Nexity SA	113,880	1,191,974
	NRJ Group	87,380	811,595
	Oeneo SA	138,265	1,472,588
	Opmobility	178,693	2,918,712
	Orange SA (ORA FP)	6,848,685	109,554,062
*	OSE Immuno	6,923	47,301
#*	OVH Groupe SA	19,027	178,389
	Pernod Ricard SA	211,565	20,720,784
*	Pierre Et Vacances SA	311,118	582,991
	Pluxee NV	150,993	2,916,811
	Publicis Groupe SA (PUB FP)	468,162	46,923,463
#	Publicis Groupe SA (PUBGY US), ADR	28,265	709,734
	Quadient SA	95,871	1,650,077
#	Remy Cointreau SA	20,672	1,024,193
	Renault SA	726,513	28,231,702
	Rexel SA	1,147,692	39,796,192
	Robertet SA	1,542	1,479,920
	Rubis SCA	145,874	5,296,969
	Safran SA	250,617	89,048,810
	Samse SACA	989	143,022
	Sanofi SA (SAN FP)	552,673	55,909,937
	Sanofi SA (SNY US), ADR	68,537	3,466,601
	Sartorius Stedim Biotech	9,917	2,371,843
	Savencia SA	19,407	1,396,147
	Schneider Electric SE (0NWV LI)	19,869	5,610,603
	Schneider Electric SE (SU FP)	154,363	43,982,616
	SCOR SE	635,994	19,252,665
#	SEB SA	78,064	4,319,586
#	Seche Environnement SACA	12,569	1,017,602
	SES SA	1,789,525	13,712,001
*Ω	SMCP SA	136,049	958,141
	Societe BIC SA	80,481	4,478,087
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	755	93,181

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Societe Generale SA	1,071,889	$67,979,851
	Societe LDC SADIR	5,415	576,088
#	Sodexo SA	260,138	14,403,952
	Sodexo, Inc.	8,908	493,265
*	SOITEC	43,863	2,075,654
#*	Solutions 30 SE	11,956	13,756
	Sopra Steria Group	71,039	11,057,033
	SPIE SA	542,648	27,616,632
#	Stef SA	22,312	3,112,308
#	STMicroelectronics NV (STM FP)	876,681	21,527,677
#	Sword Group	24,297	1,028,144
	Synergie SE	41,734	1,616,571
	Technip Energies NV	626,610	25,461,701
	Teleperformance SE	167,150	11,935,940
#	Television Francaise 1 SA	133,303	1,219,528
#	TFF Group	795	17,048
	Thales SA	142,400	40,605,757
	Thermador Groupe	12,068	1,062,619
#	Tikehau Capital SCA	25,541	530,538
	TotalEnergies SE (TTE FP)	4,092,751	255,530,993
#	TotalEnergies SE (TTE US), Sponsored ADR	215,223	13,395,480
	Trigano SA	43,525	7,243,004
*	Ubisoft Entertainment SA	294,274	2,627,272
	Valeo SE	649,049	8,973,261
	Vallourec SACA	802,756	14,967,046
	Veolia Environnement SA (VIE FP)	620,139	20,493,797
	Vetoquinol SA	4,091	351,814
	Vicat SACA	79,141	5,933,075
	VIEL & Cie SA	80,059	1,624,919
	Vinci SA	701,249	93,768,386
	Virbac SACA	13,467	5,506,690
*	Viridien	21,160	2,591,126
	Vivendi SE	2,173,700	7,829,604
#*	Voltalia SA	51,820	426,476
#	Vranken-Pommery Monopole SA	1,916	26,282
	VusionGroup	8,887	2,470,152
#	Wavestone	19,684	1,171,349
#*Ω	Worldline SA	414,872	1,124,765
*Ω	X-Fab Silicon Foundries SE	182,530	1,158,223

TOTAL FRANCE			2,717,541,324

GERMANY — (7.3%)
#	1&1 AG	166,280	4,105,690
*	7C Solarparken AG	157,826	289,413
	Adesso SE	10,989	1,186,621

		Shares	Value»
GERMANY — (Continued)
#	adidas AG	212,205	$40,124,226
	Adtran Networks SE	25,248	628,809
	AIXTRON SE	149,593	2,397,217
	All for One Group SE	6,633	311,992
	Allgeier SE	21,233	447,620
	Allianz SE (ALIZY US), ADR	50,320	2,021,858
	Allianz SE (ALV GR)	195,310	78,483,682
	AlzChem Group AG	22,911	4,413,858
#	Amadeus Fire AG	16,623	1,010,985
*	Aroundtown SA	1,392,408	4,975,726
	Atoss Software SE	37,599	5,042,600
#Ω	Aumann AG	5,308	77,025
*	Aumovio SE	168,165	7,230,060
#	Aurubis AG	152,294	19,857,124
	BASF SE	1,745,667	86,134,390
*	Basler AG	10,042	201,493
	Bayer AG	2,945,295	91,611,892
#	Bayerische Motoren Werke AG	495,476	46,200,579
#*	BayWa AG (BYW6 GR)	61,967	368,374
	Bechtle AG	310,976	13,144,840
Ω	Befesa SA	104,040	3,445,601
#	Beiersdorf AG	94,463	10,014,402
	Bertrandt AG	15,981	368,909
	Bijou Brigitte AG	13,709	643,278
	Bilfinger SE	133,177	14,368,802
#	Borussia Dortmund GmbH & Co. KGaA	236,502	934,812
#*	BRANICKS Group AG	105,407	237,722
#	Brenntag SE	410,125	22,777,821
*Ω	Brockhaus Technologies AG	900	13,380
	CANCOM SE (COK GR)	65,009	1,849,271
	Carl Zeiss Meditec AG	70,829	3,592,511
*	Ceconomy AG	503,707	2,578,788
#*	CENIT AG	26,633	216,849
	Cewe Stiftung & Co. KGaA	34,614	3,966,126
	Commerzbank AG	1,576,057	57,467,579
	Continental AG	316,088	24,152,876
*	Covestro AG	516,166	36,051,978
#	CTS Eventim AG & Co. KGaA	237,943	21,317,635
	Daimler Truck Holding AG	1,531,261	61,377,012

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	$88,908
#*Ω	Delivery Hero SE	53,243	1,352,358
#	Dermapharm Holding SE	41,728	1,643,071
#	Deutsche Bank AG (DB US)	558,092	19,962,951
	Deutsche Bank AG (DBK GR)	1,854,208	66,380,959
#	Deutsche Beteiligungs AG	52,000	1,424,642
	Deutsche Boerse AG	259,172	65,632,707
	Deutsche EuroShop AG	19,397	414,758
	Deutsche Lufthansa AG	1,409,207	12,354,371
#Ω	Deutsche Pfandbriefbank AG	560,776	2,949,428
	Deutsche Post AG	2,262,064	103,933,584
	Deutsche Telekom AG (DTE GR)	5,657,728	175,249,091
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	4,026	125,128
	Deutsche Wohnen SE	71,545	1,783,099
	Deutz AG	225,216	2,232,313
	Draegerwerk AG & Co. KGaA	12,257	863,172
	Duerr AG	158,820	3,704,417
Ω	DWS Group GmbH & Co. KGaA	150,180	9,614,461
	E.ON SE	6,673,910	124,177,277
	Eckert & Ziegler SE	169,048	3,303,674
*	EDAG Engineering Group AG	20,949	166,801
	Elmos Semiconductor SE	32,846	3,106,216
	ElringKlinger AG	141,320	659,595
#	Energiekontor AG	18,365	716,574
	Evonik Industries AG	784,342	13,144,032
#*	Evotec SE	550,313	4,481,694
	Fabasoft AG	11,109	193,266
	Fielmann Group AG	77,112	4,211,361
	flatexDEGIRO AG	333,265	12,641,393
*	Fraport AG Frankfurt Airport Services Worldwide	157,528	13,502,466
	Freenet AG	753,145	23,421,186
	Fresenius Medical Care AG (FME GR)	448,403	24,073,521

		Shares	Value»
GERMANY — (Continued)
	Fresenius Medical Care AG (FMS US), ADR	1,074	$28,826
	Fresenius SE & Co. KGaA	703,880	40,503,334
	Friedrich Vorwerk Group SE	30,678	3,303,019
	FUCHS SE	90,619	3,214,446
	GEA Group AG	629,633	45,036,151
#	Gerresheimer AG	105,698	3,364,324
	Gesco SE	28,579	523,569
#	GFT Technologies SE	89,405	1,836,656
*	Grand City Properties SA	127,701	1,626,053
#	Grenke AG	71,146	1,225,851
#	Hannover Rueck SE	86,988	24,833,199
#Ω	Hapag-Lloyd AG	54,732	7,869,432
	Hawesko Holding SE	1,974	47,689
	Heidelberg Materials AG	378,779	88,862,881
#*	Heidelberger Druckmaschinen AG	791,914	1,786,036
	Hella GmbH & Co. KGaA	5,432	505,639
*	HelloFresh SE	459,751	3,727,005
	Henkel AG & Co. KGaA	133,684	9,982,652
#	Hensoldt AG	233,324	24,871,783
	HOCHTIEF AG	78,040	22,400,508
*	Hoenle AG	4,366	37,839
	Hornbach Holding AG & Co. KGaA	42,650	4,267,443
	HUGO BOSS AG	129,258	5,734,525
	Indus Holding AG	49,401	1,279,363
	Infineon Technologies AG (IFNNY US), ADR	173,010	6,852,926
	Infineon Technologies AG (IFX GR)	1,809,236	71,813,816
#	Init Innovation in Traffic Systems SE	14,714	793,140
Ω	Instone Real Estate Group SE	108,033	1,034,025
*	IONOS Group SE	47,848	1,699,379
	IVU Traffic Technologies AG	28,696	678,563
	Jenoptik AG	157,636	3,560,361
Ω	JOST Werke SE	34,312	1,999,005
	K&S AG	774,373	10,088,075
	KION Group AG	353,395	25,110,278
	Kloeckner & Co. SE	80,248	513,131
#*	Knaus Tabbert AG	9,810	169,979
	Knorr-Bremse AG	193,223	17,979,007

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Koenig & Bauer AG	31,015	$475,943
#	Kontron AG	168,742	4,410,666
	Krones AG	57,689	8,379,237
	KSB SE & Co. KGaA	267	287,894
	KWS Saat SE & Co. KGaA	34,435	2,654,375
#	Lanxess AG	251,019	5,977,650
	LEG Immobilien SE	141,653	10,795,974
#	Leifheit AG	24,899	427,574
*	LPKF Laser & Electronics SE	19,933	151,516
*	Medios AG	6,587	92,711
	Mercedes-Benz Group AG	1,014,994	65,857,413
	Merck KGaA	26,178	3,429,150
	MLP SE	290,405	2,383,476
#	MTU Aero Engines AG	74,138	32,400,165
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	122,464	75,767,728
	Multitude PLC	9,189	72,286
	Mutares SE & Co. KGaA	44,793	1,429,892
#	Nagarro SE	21,080	1,175,701
#	Nemetschek SE	195,375	22,575,682
#*	Nordex SE	346,411	10,229,768
#	Norma Group SE	77,994	1,265,562
#	Patrizia SE	135,269	1,132,734
*	Pentixapharm Holding AG	27,609	49,033
	Pfeiffer Vacuum Technology AG	15,067	2,708,758
	ProCredit Holding AG	62,600	559,052
#	Puma SE (PUM GR)	317,041	6,741,210
*	PVA TePla AG	52,690	1,611,260
	PWO AG	5,903	198,753
*	q.beyond AG	479,501	471,422
#	Qiagen NV	403,702	18,947,714
*	R Stahl AG	4,599	83,786
	Rational AG	14,353	10,529,337
	RENK Group AG	12,186	927,796
	Rheinmetall AG	84,035	165,194,670
	RTL Group SA	138,640	5,353,036
	RWE AG	868,514	42,757,393
	SAF-Holland SE	82,602	1,343,673
#	Salzgitter AG	94,156	3,055,538
	SAP SE (SAP GR)	198,124	51,526,575
	Schaeffler AG	273,227	2,216,691
#	Schott Pharma AG & Co. KGaA	13,870	311,432
Ω	Scout24 SE	94,573	10,937,014
	Secunet Security Networks AG	4,812	1,105,438
#*	SFC Energy AG	2,564	46,749

		Shares	Value»
GERMANY — (Continued)
#*	SGL Carbon SE	174,965	$619,590
	Siemens AG (SIE GR)	235,038	66,609,112
	Siemens AG (SIEGY US), Sponsored ADR	5,196	736,221
*	Siemens Energy AG	534,674	66,612,522
Ω	Siemens Healthineers AG	223,519	12,528,226
#	Siltronic AG	41,316	2,551,425
	Sixt SE	42,269	3,715,772
#*	SMA Solar Technology AG	38,887	1,166,276
	Stabilus SE	75,588	1,897,607
	STRATEC SE	8,076	218,458
	Stroeer SE & Co. KGaA	102,538	4,486,457
#	Suedzucker AG	187,985	2,073,269
	Surteco Group SE	32,698	466,738
	SUSS MicroTec SE	61,566	1,978,442
#	Symrise AG	284,442	23,523,068
#	TAG Immobilien AG	643,850	10,688,499
	Takkt AG	72,966	378,933
*	Talanx AG	198,352	24,153,581
*Ω	TeamViewer SE	41,775	307,491
	Technotrans SE	16,968	697,486
	thyssenkrupp AG	2,004,565	21,006,518
#*Ω	Thyssenkrupp Nucera AG & Co. KGaA	15,120	155,935
*	Tkms AG& Co. KGaA	100,228	9,444,398
*	TUI AG	1,758,814	14,986,623
	United Internet AG	270,967	8,365,246
	Verbio SE	36,978	656,811
	Volkswagen AG	38,939	4,107,356
#	Vonovia SE	493,969	14,846,615
#	Vossloh AG	42,621	3,887,162
#	Wacker Chemie AG	55,859	4,405,618
	Wacker Neuson SE	105,064	2,287,648
	Washtec AG	51,324	2,442,593
*	Westwing Group SE	15,029	199,307
	Wuestenrot & Wuerttembergische AG	75,342	1,228,203
*Ω	Zalando SE	687,125	19,255,010
	Zeal Network SE	21,319	1,195,390

TOTAL GERMANY			2,724,238,841

HONG KONG — (1.5%)
	Aeon Credit Service Asia Co. Ltd.	78,000	76,011
	AIA Group Ltd.	7,285,200	70,890,312
*††	Aidigong Maternal & Child Health Ltd.	67,466	8,509
*	Allied Group Ltd.	1,744,000	539,296

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	APAC Resources Ltd.	481,197	$119,672
	Asia Financial Holdings Ltd.	400,000	226,358
*	Asia Standard International Group Ltd.	565,561	21,822
	ASMPT Ltd.	771,700	8,122,749
	Associated International Hotels Ltd.	79,000	54,328
	Bank of East Asia Ltd.	3,236,737	5,572,999
	Best Mart 360 Holdings Ltd.	408,000	109,184
	BOC Hong Kong Holdings Ltd.	3,312,000	16,274,233
#*	Bright Smart Securities & Commodities Group Ltd.	3,018,000	3,779,835
Ω	Budweiser Brewing Co. APAC Ltd.	1,668,800	1,692,735
	Build King Holdings Ltd.	960,000	189,034
#	Cafe de Coral Holdings Ltd.	1,054,000	851,394
	Cathay Pacific Airways Ltd.	6,407,180	9,120,774
	Cheuk Nang Holdings Ltd.	104,488	18,731
	Chevalier International Holdings Ltd.	130,276	64,662
*	Chi Kan Holdings Ltd.	88,000	27,396
*	China Energy Development Holdings Ltd.	33,840,000	148,332
	China Motor Bus Co. Ltd.	6,800	51,409
*	China Star Entertainment Ltd.	7,096,000	1,982,314
	Chinese Estates Holdings Ltd.	1,775,000	298,641
	Chow Sang Sang Holdings International Ltd.	1,129,000	2,020,204
*	Chuang’s Consortium International Ltd.	3,235,553	139,226
	CITIC Telecom International Holdings Ltd.	7,914,000	2,516,016
	CK Asset Holdings Ltd.	1,893,124	9,365,746

		Shares	Value»
HONG KONG — (Continued)
	CK Hutchison Holdings Ltd.	2,034,408	$13,491,118
#	CK Infrastructure Holdings Ltd.	768,545	4,998,890
*	CK Life Sciences International Holdings, Inc.	7,186,000	831,897
	CLP Holdings Ltd.	1,016,500	8,670,099
#	C-Mer Medical Holdings Ltd.	1,144,000	268,047
#††	Convoy, Inc.	23,823,171	95,960
#*	Cowell e Holdings, Inc.	969,000	3,849,535
Ω	Crystal International Group Ltd.	1,613,000	1,413,832
*	CSC Holdings Ltd.	93,760,000	409,896
*	CSI Properties Ltd.	40,033,880	926,366
	CTF Services Ltd.	4,116,221	4,447,798
*††	CW Group Holdings Ltd.	1,730,500	0
	Dah Sing Banking Group Ltd.	2,056,102	2,910,556
	Dah Sing Financial Holdings Ltd.	808,444	3,738,110
#*	Deep Source Holdings Ltd.	9,630,000	942,185
	Dickson Concepts International Ltd.	427,000	288,758
	Dream International Ltd.	482,000	604,461
*	DTXS Silk Road Investment Holdings Co. Ltd.	6,000	545
	Dynamic Holdings Ltd.	92,000	144,231
	Eagle Nice International Holdings Ltd.	1,394,000	649,914
	EC Healthcare	994,000	81,827
††	EcoGreen International Group Ltd.	468,240	21,470
*	Emperor Capital Group Ltd.	1,554,000	20,369
	Emperor Watch & Jewellery Ltd.	10,150,000	372,139
*	ENM Holdings Ltd.	1,964,000	74,559
*	Esprit Holdings Ltd.	1,013,096	168,455
	Fairwood Holdings Ltd.	267,000	176,260
	Far East Consortium International Ltd.	6,654,465	651,015
	First Pacific Co. Ltd.	7,047,756	5,690,428

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#*Ω	FIT Hon Teng Ltd.	9,411,000	$7,040,782
	Four Seas Mercantile Holdings Ltd.	36,000	12,047
*Ω	Frontage Holdings Corp.	1,238,000	190,386
	FSE Lifestyle Services Ltd.	445,000	331,040
	Galaxy Entertainment Group Ltd.	2,121,000	10,567,518
	Get Nice Holdings Ltd.	159,764	61,222
	Giordano International Ltd.	3,728,000	709,524
	Glorious Sun Enterprises Ltd.	1,763,000	301,936
#*††	Gold Financial Holdings Ltd.	2,104,000	0
*	GR Life Style Co. Ltd.	2,932,000	746,506
	Great Eagle Holdings Ltd.	560,652	1,049,878
	G-Resources Group Ltd.	6,254,820	6,504,206
	Guoco Group Ltd.	27,000	269,132
#	Guotai Junan International Holdings Ltd.	11,609,000	5,693,413
	Hang Lung Group Ltd.	2,766,000	5,263,397
	Hang Lung Properties Ltd.	5,629,656	6,268,861
	Hang Seng Bank Ltd.	466,400	9,092,443
*	Hanison Construction Holdings Ltd.	269,496	8,407
	Harbour Centre Development Ltd.	158,000	85,355
#	Henderson Land Development Co. Ltd.	1,439,104	5,062,410
	HK Electric Investments & HK Electric Investments Ltd.	4,131,500	3,211,245
*	HKR International Ltd.	3,979,638	555,554
	HKT Trust & HKT Ltd.	11,178,000	16,321,799
	Hong Kong & China Gas Co. Ltd.	9,514,586	8,854,768
	Hong Kong Exchanges & Clearing Ltd.	812,318	44,273,675
	Hong Kong Ferry Holdings Co. Ltd.	506,000	313,677

		Shares	Value»
HONG KONG — (Continued)
	Hong Kong Technology Venture Co. Ltd.	1,515,535	$280,034
*	Hongkong & Shanghai Hotels Ltd.	2,244,726	1,775,095
Ω	Honma Golf Ltd.	558,000	239,170
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,412,000	618,433
	Hysan Development Co. Ltd.	1,115,215	2,310,453
	IGG, Inc.	3,073,000	1,540,374
Ω	Impro Precision Industries Ltd.	628,000	404,223
	International Housewares Retail Co. Ltd.	657,000	66,847
*	IPE Group Ltd.	565,000	59,794
	Jacobson Pharma Corp. Ltd.	90,000	16,774
	JBM Healthcare Ltd.	210,000	79,843
	Johnson Electric Holdings Ltd.	1,648,318	7,734,398
	K Wah International Holdings Ltd.	3,271,000	929,956
	Karrie International Holdings Ltd.	2,258,000	821,710
	Kerry Properties Ltd.	1,716,583	4,326,589
*	Kingkey Financial International Holdings Ltd.	2,020,000	38,902
	KLN Logistics Group Ltd.	1,222,791	1,131,670
	Kowloon Development Co. Ltd.	1,578,984	768,360
*	Lai Sun Development Co. Ltd.	1,641,880	138,559
	Lam Soon Hong Kong Ltd.	12,000	17,840
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	401,126	26,344
*	Lerado Financial Group Co. Ltd.	74,000	1,906
	Liu Chong Hing Investment Ltd.	766,000	431,826
	Luk Fook Holdings International Ltd.	1,600,000	5,115,560
	Man Wah Holdings Ltd.	8,041,200	4,909,019

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	MECOM Power & Construction Ltd.	1,177,500	$22,561
*	Melco International Development Ltd.	618,000	371,270
	MGM China Holdings Ltd.	1,381,200	2,645,599
*††	MH Development NPV	314,080	0
*	Midland Holdings Ltd.	1,328,364	374,845
	Miramar Hotel & Investment	609,000	765,012
	Modern Dental Group Ltd.	1,402,000	942,368
*	Modern Innovative Digital Technology Co. Ltd.	1,888,000	28,085
#*	Mongolian Mining Corp.	1,746,000	2,544,471
#	MTR Corp. Ltd.	1,295,632	4,753,270
	NagaCorp Ltd.	4,288,192	2,875,346
	Nameson Holdings Ltd.	1,916,000	219,326
*	National United Resources Holdings Ltd.	33,200	1,329
*	New Focus Auto Tech Holdings Ltd.	608,000	3,847
#*	New World Development Co. Ltd.	4,099,284	3,794,434
*††	NewOcean Energy
	Holdings Ltd.	4,088,000	0
#	Nissin Foods Co. Ltd.	834,000	720,414
	Orbusneich Medical Group Holdings Ltd.	15,500	8,948
	Oriental Watch Holdings	1,655,793	724,537
#*	Oshidori International Holdings Ltd.	17,466,000	1,128,262
#	Pacific Basin Shipping Ltd.	23,407,000	7,752,341
	Pacific Textiles Holdings Ltd.	2,568,000	479,265
	PAX Global Technology Ltd.	2,753,000	1,886,118
	PC Partner Group Ltd.	940,000	752,149
	PCCW Ltd.	16,086,308	11,491,566
#*††	Peace Mark Holdings Ltd.	232,000	0
#	Perfect Medical Health Management Ltd.	1,127,000	200,129

		Shares	Value»
HONG KONG — (Continued)
	Pico Far East Holdings Ltd.	3,140,000	$1,059,723
	Playmates Holdings Ltd.	878,000	59,892
	Plover Bay Technologies Ltd.	1,048,000	864,492
	Power Assets Holdings Ltd.	1,344,500	8,541,261
	PRADA SpA	728,200	4,297,300
*	Public Financial Holdings Ltd.	1,422,000	234,572
#Ω	Regina Miracle International Holdings Ltd.	1,148,000	300,917
#	Sa Sa International Holdings Ltd.	3,280,000	261,726
Ω	Samsonite Group SA	3,390,300	7,089,321
	Sands China Ltd.	1,516,000	3,951,084
	SAS Dragon Holdings Ltd.	1,326,000	797,440
	SEA Holdings Ltd.	989,918	163,989
*	Shandong Hi-Speed Holdings Group Ltd.	569,000	151,086
#	Shangri-La Asia Ltd.	4,186,166	2,612,391
*	Shenwan Hongyuan HK Ltd.	1,310,000	277,594
*	Shun Tak Holdings Ltd.	7,816,250	735,215
	Singamas Container Holdings Ltd.	4,974,000	415,410
	Sino Land Co. Ltd.	6,969,156	8,656,634
*	Sinohope Technology Holdings Ltd.	176,500	103,296
	SITC International Holdings Co. Ltd.	4,284,000	15,806,534
#*	SJM Holdings Ltd.	5,703,125	2,075,515
*	Smart Fish Wealthlink Holdings Ltd.	699,300	38,618
	SmarTone Telecommunications Holdings Ltd.	1,001,930	622,381
*	Solomon Systech International Ltd.	3,622,000	232,608
*	Soundwill Holdings Ltd.	172,500	133,758
*	Starcoin Group Ltd.	1,730,000	54,105
	Stella International Holdings Ltd.	2,115,000	4,496,456
#	Sun Hung Kai & Co. Ltd.	2,432,787	1,208,271
	Sun Hung Kai Properties Ltd.	636,011	7,739,481

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	SUNeVision Holdings Ltd.	2,780,000	$2,159,331
#	Swire Pacific Ltd. (19 HK), Class A	819,000	6,764,383
	Swire Pacific Ltd. (87 HK), Class B	1,550,000	2,296,705
	Swire Properties Ltd.	821,850	2,238,945
	TAI Cheung Holdings Ltd.	1,125,000	460,820
	Tai Hing Group Holdings Ltd.	1,223,000	176,208
	Tai Sang Land Development Ltd.	84,523	24,770
	Tan Chong International Ltd.	372,000	75,746
*	Taung Gold International Ltd.	1,110,000	94,018
	Techtronic Industries Co. Ltd.	1,570,000	18,312,489
*	Television Broadcasts Ltd.	1,140,900	487,047
	Texhong International Group Ltd.	1,026,000	601,950
	Texwinca Holdings Ltd.	2,232,000	224,184
	Town Health International Medical Group Ltd.	2,602,000	92,015
	Tradelink Electronic Commerce Ltd.	1,772,000	232,578
	Transport International Holdings Ltd.	1,077,097	1,482,958
#	United Laboratories International Holdings Ltd.	5,269,500	8,531,542
*	Unity Group Holdings International Ltd.	1,462,000	74,351
*††	Untrade.Genting	1,416,000	0
	Value Partners Group Ltd.	4,077,000	1,288,836
	Vedan International Holdings Ltd.	1,188,000	103,607
	Vitasoy International Holdings Ltd.	1,956,000	1,913,017
*	Viva Goods Co. Ltd.	384,000	29,153
*	Vobile Group Ltd.	488,000	325,299
	VSTECS Holdings Ltd.	3,775,200	4,674,258
#	VTech Holdings Ltd.	485,200	3,957,144
*	Wang On Group Ltd.	32,180,000	119,927
*	Wealthink AI-Innovation Capital Ltd.	2,060,000	68,889

		Shares	Value»
HONG KONG — (Continued)
Ω	WH Group Ltd.	26,649,234	$25,634,340
	Wharf Real Estate Investment Co. Ltd.	2,026,750	5,768,574
	Wing On Co. International Ltd.	123,137	209,996
	Wing Tai Properties Ltd.	462,000	99,420
	Wynn Macau Ltd.	3,288,800	2,796,485
*	Xingye Alloy Materials Group Ltd.	279,000	35,672
#	Xinyi Glass Holdings Ltd.	7,617,439	8,908,814
	YesAsia Holdings Ltd.	305,000	196,158
#	Yue Yuen Industrial Holdings Ltd.	2,290,000	4,199,792
*	Zhaobangji Lifestyle Holdings Ltd.	240,000	14,538

TOTAL HONG KONG			578,934,023

IRELAND — (0.5%)
	AIB Group PLC	6,594,890	60,780,656
	Bank of Ireland Group PLC	4,521,858	74,036,246
	Cairn Homes PLC	2,901,465	6,447,240
	Dalata Hotel Group PLC	640,820	4,753,799
	FBD Holdings PLC (FBD ID)	61,609	1,030,579
	FBD Holdings PLC (FBH LN)	18,709	312,691
	Glanbia PLC (GLB ID)	655,090	11,088,017
	Glanbia PLC (GLB LN)	74,909	1,286,385
*Ω	Glenveagh Properties PLC	2,219,683	4,878,937
	Irish Continental Group PLC (IR5B ID)	492,900	3,261,538
	Kerry Group PLC (KYGA ID), Class A	42,583	3,884,539
	Kerry Group PLC (KYGA LN), Class A	76,886	6,847,327
	Kingspan Group PLC (KGP LN)	19,320	1,472,504
	Kingspan Group PLC (KSP ID)	253,018	18,945,552
*	Permanent TSB Group Holdings PLC	71,127	238,356

TOTAL IRELAND			199,264,366

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (1.2%)
*	Abra Information Technologies Ltd.	2,156	$2,906
*	Accel Solutions Group Ltd.	153,743	77,608
	Ackerstein Group Ltd.	28,881	85,996
#*	Adgar Investment & Development Ltd.	184,474	289,794
#	Afcon Holdings Ltd.	2,339	200,019
*	AFI Properties Ltd.	48,972	3,320,242
	Africa Israel Residences Ltd.	13,270	1,155,626
*	Airport City Ltd.	134,264	2,653,890
*	Allot Ltd.	48,893	480,019
#	Alony Hetz Properties & Investments Ltd.	182,507	2,237,619
	Alrov Properties & Lodgings Ltd.	27,535	2,473,220
#	Altshuler Shaham Finance Ltd.	64,944	171,752
	Amot Investments Ltd.	284,975	2,249,862
	Analyst IMS Investment Management Services Ltd.	1,579	65,992
	Arad Ltd.	24,891	397,747
*	Argo Properties NV	18,714	686,124
	Ari Real Estate Arena Investment Ltd.	90,628	82,405
	Aryt Industries Ltd.	9,314	122,003
#*	Ashdod Refinery Ltd.	28,941	490,010
#	Ashtrom Group Ltd.	96,852	2,212,871
	AudioCodes Ltd. (AUDC IT)	9,004	80,037
	AudioCodes Ltd. (AUDC US)	63,868	570,341
#	Aura Investments Ltd.	183,463	1,323,342
#	Automatic Bank Services Ltd.	36,980	257,082
*	Avgol Industries 1953 Ltd.	189,621	80,206
	Ayalon Holdings Ltd.	2,814	59,282
#	Azorim-Investment Development & Construction Co. Ltd.	211,589	1,417,193
	Azrieli Group Ltd.	23,130	2,440,263
	Bank Hapoalim BM	1,400,697	28,409,858
	Bank Leumi Le-Israel BM	2,382,401	48,353,134
*	Bet Shemesh Engines Holdings 1997 Ltd.	17,612	3,631,558

		Shares	Value»
ISRAEL — (Continued)
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,178,137	$6,509,777
	Big Shopping Centers Ltd.	18,371	4,109,750
	Blue Square Real Estate Ltd.	18,512	2,237,052
#*	Camtek Ltd.	10,598	1,324,422
	Carasso Motors Ltd.	119,553	1,436,363
#	Carasso Real Estate Ltd.	8,883	106,055
	Castro Model Ltd.	249	15,051
*	Cellcom Israel Ltd. (CEL IT)	479,698	5,000,645
*	Cellcom Israel Ltd. (CELJF US)	48,866	505,519
*	Cielo-Blu Group Ltd.	82,254	101,840
	Clal Insurance Enterprises Holdings Ltd.	259,218	14,413,869
#	Cohen Development Gas & Oil Ltd.	762	50,088
*	Compugen Ltd.	69,497	115,520
	Danel Adir Yeoshua Ltd.	17,414	2,409,733
	Danya Cebus Ltd.	17,207	723,375
	Delek Automotive Systems Ltd.	94,465	794,671
	Delek Group Ltd.	33,597	8,833,228
#	Delta Galil Ltd.	50,740	2,832,927
#	Delta Israel Brands Ltd.	2,958	95,894
#	Diplomat Holdings Ltd.	16,197	256,437
#	Direct Finance of Direct Group 2006 Ltd.	2,958	512,595
	Dor Alon Energy in Israel 1988 Ltd.	1,634	73,650
*	Doral Group Renewable Energy Resources Ltd.	295,264	2,115,290
	Duniec Brothers Ltd.	4,080	339,101
#*	El Al Israel Airlines	731,567	3,039,958
	Elbit Systems Ltd. (ESLT IT)	1,279	605,835
	Elbit Systems Ltd. (ESLT US)	1,864	888,662
	Electra Consumer Products 1970 Ltd.	34,446	1,192,960
	Electra Ltd.	142,780	4,524,441
*	Electra Real Estate Ltd.	17,232	263,405
*	Ellomay Capital Ltd.	2,636	52,705

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Energix-Renewable Energies Ltd.	185,882	$858,503
*	Enlight Renewable Energy Ltd. (ENLT IT)	27,899	969,760
*	Enlight Renewable Energy Ltd. (ENLT US)	26,169	921,149
*	Equital Ltd.	110,684	5,278,804
*	Fattal Holdings 1998 Ltd.	22,347	4,056,115
	First International Bank of Israel Ltd.	163,656	11,770,466
	FMS Enterprises Migun Ltd.	12,696	730,395
	Formula Systems 1985 Ltd. (FORTY IT)	49,097	7,127,213
	Fox Wizel Ltd.	45,474	5,239,177
	Gav-Yam Lands Corp. Ltd.	38,809	483,706
*	Gilat Satellite Networks Ltd.	111,363	1,604,954
#	Globrands Ltd.	140	23,096
#*	Hagag Group Real Estate Development	68,668	493,426
	Hamat Group Ltd.	16,096	75,536
	Harel Insurance Investments & Financial Services Ltd.	463,049	16,138,750
	Hilan Ltd.	69,162	5,448,628
	ICL Group Ltd.	636,253	4,167,768
	IDI Insurance Co. Ltd.	38,000	2,253,132
*	IES Holdings Ltd.	5,847	562,700
	Ilex Medical Ltd.	11,771	235,905
#	Inrom Construction Industries Ltd.	314,017	2,339,593
	Isracard Ltd.	680,693	2,904,132
#	Israel Canada TR Ltd.	231,725	1,207,158
	Israel Discount Bank
	Ltd., Class A	1,850,248	18,490,977
#	Israel Shipyards Industries Ltd.	7,736	297,295
*	Israir Group Ltd.	210,321	115,881
	Isras Investment Co. Ltd.	6,051	1,695,374
	Isrotel Ltd.	164	6,497
	Issta Ltd.	29,456	958,427
	Kamada Ltd. (KMDA IT)	38,092	266,088

		Shares	Value»
ISRAEL — (Continued)
*	Kamada Ltd. (KMDA US)	60,456	$418,355
	Kardan Real Estate Enterprise & Development Ltd.	236,728	508,969
	Kenon Holdings Ltd.	57,414	2,990,517
	Kerur Holdings Ltd.	23,328	650,009
#	Klil Industries Ltd.	4,245	242,955
	Kvutzat Acro Ltd.	42,396	619,926
	Lahav L.R. Real Estate Ltd.	65,185	125,998
	Land Development Nimrodi Group Ltd.	77,050	882,353
#	Lapidoth Capital Ltd.	21,264	533,573
	Libra Insurance Co. Ltd.	28,096	138,339
#	M Yochananof & Sons Ltd.	18,750	1,586,616
	Magic Software Enterprises Ltd. (MGIC IT)	23,624	484,196
#	Magic Software Enterprises Ltd. (MGIC US)	68,770	1,422,164
*	Malam - Team Ltd.	6,197	266,061
	Matrix IT Ltd.	159,053	5,890,304
	Max Stock Ltd.	262,349	1,895,281
#	Maytronics Ltd.	105,870	131,069
	Mediterranean Towers Ltd.	314,007	1,384,851
	Mega Or Holdings Ltd.	65,529	4,023,693
#	Meitav Investment House Ltd.	163,940	5,157,761
	Melisron Ltd.	31,412	4,088,680
	MENIF - Financial Services Ltd.	15,705	99,549
	Menora Mivtachim Holdings Ltd.	101,172	10,077,719
*	Meshek Energy Renewable Energies Ltd.	84,882	171,801
#	Meshulam Levinstein Contracting & Engineering Ltd.	6,195	933,568
	Migdal Insurance & Financial Holdings Ltd.	1,716,318	6,159,005
	Mivne Real Estate KD Ltd.	839,510	3,706,650
#	Mivtach Shamir Holdings Ltd.	19,553	1,850,154

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Mizrahi Tefahot Bank Ltd.	271,604	$17,659,027
	Nawi Group Ltd.	59,172	978,835
#*	Nayax Ltd.	8,950	374,197
	Neto Malinda Trading Ltd.	19,971	876,905
*	Neto ME Holdings Ltd.	4,448	284,287
	Next Vision Stabilized Systems Ltd.	166,916	7,328,254
*	Nexxen International Ltd.	21,798	184,345
#*	Nice Ltd. (NICE US), Sponsored ADR	12,419	1,697,181
*	Nova Ltd. (NVMI IT)	19,068	6,623,468
	Novolog Ltd.	615,015	239,123
	Oil Refineries Ltd.	7,393,287	2,158,464
	One Software Technologies Ltd.	92,305	2,482,040
*	OPC Energy Ltd.	126,781	2,287,144
*	OY Nofar Energy Ltd.	6,875	219,460
#	Palram Industries 1990 Ltd.	34,970	805,771
	Partner Communications Co. Ltd.	543,882	5,400,170
	Paz Retail & Energy Ltd.	41,742	8,917,549
	Peninsula Group Ltd.	100,100	96,625
#*	Perion Network Ltd.	97,318	915,147
	Phoenix Financial Ltd.	485,234	18,680,063
#	Plasson Industries Ltd.	12,200	710,851
	Polyram Plastic Industries Ltd.	33,733	117,690
#	Prashkovsky Investments & Construction Ltd.	27,948	1,425,433
*	Priortech Ltd.	17,231	1,317,249
	Qualitau Ltd.	6,200	953,229
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	3,559,384
#*	Rani Zim Shopping Centers Ltd.	71,393	126,031
#	Retailors Ltd.	39,723	711,706
	Sano-Brunos Enterprises Ltd.	139	16,905
	Scope Metals Group Ltd.	31,567	1,526,441
	Shapir Engineering & Industry Ltd.	107,995	965,807

		Shares	Value»
ISRAEL — (Continued)
*	Shikun & Binui Ltd.	797,633	$4,443,044
#*	Shikun & Binui Soltec Renewable Energy	177,855	148,496
	Shufersal Ltd.	297,688	3,699,656
	Strauss Group Ltd.	38,088	1,072,545
	Summit Real Estate Holdings Ltd.	174,255	3,568,097
	Suny Cellular Communication Ltd.	79,718	36,517
#	Tadiran Group Ltd.	11,528	613,939
Ω	Tamar Petroleum Ltd.	119,641	1,481,084
#*	TAT Technologies Ltd.	7,244	310,720
	Tel Aviv Stock Exchange Ltd.	202,604	4,716,419
#	Telsys Ltd.	8,791	530,782
*	Tera Light Ltd.	1,738	6,727
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	314,182	6,433,315
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	556,446	11,396,014
	Tiv Taam Holdings 1 Ltd.	174,559	473,125
*	Tower Semiconductor Ltd. (TSEM IT)	600	49,593
*	Tower Semiconductor Ltd. (TSEM US)	32,946	2,806,011
	Turpaz Industries Ltd.	18,282	298,968
*	Veridis Environment Ltd.	17,846	177,565
	Victory Supermarket Chain Ltd.	102	1,445
	Villar International Ltd.	2,362	139,350
	YD More Investments Ltd.	73,368	1,000,176
#	YH Dimri Construction & Development Ltd.	14,071	1,697,850

TOTAL ISRAEL			459,459,759

ITALY — (3.4%)
	A2A SpA	6,174,034	17,988,791
*	Abitare In SpA	11,287	36,924
	ACEA SpA	221,961	5,383,468
*	Altea Green Power SpA	8,867	66,114
#	Amplifon SpA	352,542	6,024,857
*	Aquafil SpA	6,915	15,144
	Ariston Holding NV	78,011	324,331

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Arnoldo Mondadori Editore SpA	706,852	$1,698,637
	Ascopiave SpA	302,866	1,123,797
#	Avio SpA	2,986	129,400
	Azimut Holding SpA	502,932	19,683,134
	Banca Generali SpA	294,523	16,680,594
	Banca IFIS SpA	123,140	3,181,395
	Banca Mediolanum SpA	636,988	12,806,301
#	Banca Monte dei Paschi di Siena SpA	6,979,209	61,211,043
#	Banca Profilo SpA	908,974	167,745
*Ω	Banca Sistema SpA	150,366	271,947
	Banco BPM SpA	4,773,661	69,549,580
	Banco di Desio e della Brianza SpA	100,099	914,848
#	BasicNet SpA	4,285	33,984
*Ω	BFF Bank SpA	626,823	7,566,082
#	Biesse SpA	19,053	124,757
#	BPER Banca SpA	8,255,460	98,916,044
	Brembo NV	258,854	2,791,835
#	Brunello Cucinelli SpA	136,585	13,842,661
	Buzzi SpA	336,270	20,257,975
*	Cairo Communication SpA	249,371	828,231
Ω	Carel Industries SpA	31,721	824,680
	Cembre SpA	6,702	488,217
	Cementir Holding NV	193,185	3,559,534
*	CIR SpA-Compagnie Industriali	2,238,490	1,785,857
	Comer Industries SpA	993	42,126
	Credito Emiliano SpA	406,582	6,436,752
#	d’Amico International Shipping SA	228,606	1,184,278
#	Danieli & C Officine Meccaniche SpA (DAN IM)	55,127	2,978,845
	Danieli & C Officine Meccaniche SpA (DANR IM)	163,712	6,277,312
	Datalogic SpA	44,649	236,751
	De’ Longhi SpA	55,102	2,011,223
*Ω	doValue SpA	208,898	652,502
	Emak SpA	256,209	301,412
Ω	Enav SpA	107,033	559,260
	Enel SpA	7,879,569	79,707,805
#	Eni SpA (E US), Sponsored ADR	33,688	1,243,424
	Eni SpA (ENI IM)	4,730,086	87,220,294
#	ERG SpA	64,866	1,673,291
	Esprinet SpA	94,341	631,608
	Ferrari NV (RACE IM)	106,547	42,667,937

		Shares	Value»
ITALY — (Continued)
#	Ferretti SpA	75,296	$247,323
	Fiera Milano SpA	15,032	136,226
	Fila SpA	95,871	1,051,191
	FinecoBank Banca Fineco SpA	1,740,117	39,814,129
#	FNM SpA	418,814	219,537
	Garofalo Health Care SpA	25,369	152,868
	Gefran SpA	22,463	323,723
	Generali	174,768	6,727,848
#	GPI SpA	4,446	87,280
	Hera SpA	2,969,618	13,328,193
#	IMMSI SpA	455,316	302,651
	Intercos SpA	24,995	340,667
	Interpump Group SpA	69,068	3,564,622
	Intesa Sanpaolo SpA	8,812,451	56,799,234
	Iren SpA	1,706,523	5,035,526
	Italgas SpA	1,801,331	18,901,237
#	Italian Sea Group SpA	47,208	262,846
	Italmobiliare SpA	41,955	1,575,988
	Iveco Group NV	824,488	17,522,919
	Leonardo SpA	226,762	13,341,470
	Lottomatica Group SpA	10,140	250,034
	LU-VE SpA	14,085	586,455
	Maire SpA	626,222	9,507,950
#*††	Mariella Burani Fashion Group SpA	2,868	0
#	MARR SpA	32,221	341,858
	MFE-MediaForEurope NV, Class A	813,705	2,937,557
#	MFE-MediaForEurope NV (MFEA IM), Class A	321,462	1,138,218
	MFE-MediaForEurope NV (MFEB IM), Class B	78,351	365,385
	Moltiply Group SpA	61,269	3,330,504
	Moncler SpA	320,938	19,252,862
*	NewPrinces SpA	37,066	853,012
Ω	Nexi SpA	1,612,808	8,503,717
	Orsero SpA	32,099	672,511
Ω	OVS SpA	1,268,772	6,403,320
	Pharmanutra SpA	9,784	522,451
*Ω	Philogen SpA	520	14,866
#	Piaggio & C SpA	527,512	1,200,942
Ω	Pirelli & C SpA	1,502,012	10,544,189
Ω	Poste Italiane SpA	532,813	12,846,067
	Prysmian SpA	502,780	52,421,711
Ω	RAI Way SpA	443,480	3,039,107
	Recordati Industria Chimica e Farmaceutica SpA	216,243	12,871,163

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Reply SpA	47,016	$6,598,455
*	Revo SpA	3,895	80,142
	Rizzoli Corriere Della Sera Mediagroup SpA	596,339	709,574
	Sabaf SpA	32,531	524,793
*	Safilo Group SpA	246,290	481,216
#	Saipem SpA	4,706,149	12,268,667
#*	Salvatore Ferragamo SpA	81,321	655,655
#	Sanlorenzo SpA	52,422	2,049,604
	Sesa SpA	21,368	1,988,521
	Snam SpA	2,079,886	12,827,936
	Sogefi SpA	274,902	1,108,587
	SOL SpA	145,703	8,531,064
	Stellantis NV (STLA UX)	11,429	115,890
#	Stellantis NV (STLAM IM)	4,345,647	44,194,563
#	Tamburi Investment Partners SpA	234,130	2,363,211
Ω	Technogym SpA	468,672	8,489,082
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	179,044	1,072,474
#*	Telecom Italia SpA (TIT IM)	53,741,669	31,688,385
*	Telecom Italia SpA (TITR IM)	14,670,065	9,753,913
	Tenaris SA (TEN IM)	417,015	8,288,116
#	Tenaris SA (TS US), ADR	169,329	6,739,294
#	Terna - Rete Elettrica Nazionale	1,988,866	20,393,977
	TXT e-solutions SpA	13,315	507,341
	UniCredit SpA	1,613,223	119,453,725
	Unipol Assicurazioni SpA	2,005,427	43,905,460
	Webuild SpA	1,721,217	6,955,953
#	Wiit SpA	32,289	735,225
#	Zignago Vetro SpA	22,251	192,607

TOTAL ITALY			1,282,115,514

JAPAN — (21.6%)
#	&Do Holdings Co. Ltd.	24,700	172,993
	77 Bank Ltd.	289,674	12,416,096
	A&D HOLON Holdings Co. Ltd.	110,400	1,447,033
#	AB & Company Co. Ltd.	13,700	97,458
#	Abalance Corp.	16,600	98,991
	ABC-Mart, Inc.	113,800	1,949,597
#	Achilles Corp.	38,300	311,645

		Shares	Value»
JAPAN — (Continued)
	Acom Co. Ltd.	809,700	$2,308,270
#	AD Works Group Co. Ltd.	138,099	426,164
	ADEKA Corp.	369,800	8,378,848
#	Ad-sol Nissin Corp.	60,600	577,058
	Adtec Plasma Technology Co. Ltd.	6,900	54,058
#	Advan Group Co. Ltd.	46,000	257,354
#	Advanced Media, Inc.	34,100	238,094
	Advantest Corp.	654,100	97,948,724
	Aeon Co. Ltd.	2,057,460	32,542,230
*	Aeon Fantasy Co. Ltd.	28,000	505,864
	AEON Financial Service Co. Ltd.	333,200	3,259,101
	Aeon Hokkaido Corp.	110,300	621,592
#	Aeon Kyushu Co. Ltd.	7,100	138,075
#	AFC-HD AMS Life Science Co. Ltd.	19,871	109,674
#	AGC, Inc.	260,200	8,129,434
#	Ahresty Corp.	57,900	300,656
#	Ai Holdings Corp.	63,300	1,099,560
	Aica Kogyo Co. Ltd.	169,500	3,991,591
	Aichi Corp.	141,700	1,183,921
	Aichi Financial Group, Inc.	91,551	2,360,511
	Aichi Steel Corp.	236,800	4,076,944
	Aichi Tokei Denki Co. Ltd.	34,800	630,112
	Aida Engineering Ltd.	115,100	688,401
#	Aidma Holdings, Inc.	4,300	82,424
	Aiful Corp.	1,088,100	3,199,854
#*	Aiming, Inc.	18,400	27,038
	Ain Holdings, Inc.	82,698	3,464,979
	Aiphone Co. Ltd.	47,500	868,127
	Air Water, Inc.	536,800	7,496,519
#	Airman Corp.	91,200	1,138,105
#	Airport Facilities Co. Ltd.	123,000	821,893
#	Airtech Japan Ltd.	25,100	206,305
#*	Airtrip Corp.	22,100	124,414
	Aisan Industry Co. Ltd.	198,800	2,693,710
	Aisin Corp.	998,546	17,944,065
	AIT Corp.	35,800	465,180
#	Aizawa Securities Group Co. Ltd.	20,300	171,726
	Ajinomoto Co., Inc.	659,000	18,690,756
	Ajis Co. Ltd.	17,700	338,747
	Akatsuki Corp.	80,800	280,171
	Akatsuki, Inc.	25,500	434,280
#*	Akebono Brake Industry Co. Ltd.	301,424	224,170
	Akita Bank Ltd.	48,000	1,137,298

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Albis Co. Ltd.	18,200	$316,613
	Alconix Corp.	99,635	1,399,908
	Alfresa Holdings Corp.	528,000	7,459,778
#	Alinco, Inc.	65,700	440,751
#	Alleanza Holdings Co. Ltd.	43,900	297,314
#	Allied Telesis Holdings KK	36,900	52,010
#	Alpen Co. Ltd.	51,074	753,998
	Alpha Corp.	28,109	211,766
#	Alpha Systems, Inc.	13,920	326,274
	AlphaPolis Co. Ltd.	29,200	288,273
	Alps Alpine Co. Ltd.	546,604	6,884,970
	ALSOK Co. Ltd.	967,000	6,609,300
#	Altech Corp.	90,210	1,496,482
	Amada Co. Ltd.	1,035,300	12,345,572
	Amano Corp.	196,700	5,218,791
#	Amiyaki Tei Co. Ltd.	35,700	308,021
#	Amuse, Inc.	33,800	413,077
#	Amvis Holdings, Inc.	133,200	452,953
	ANA Holdings, Inc.	123,352	2,311,886
	Anabuki Kosan, Inc.	12,300	171,756
	Anest Iwata Corp.	140,700	1,384,355
	Anicom Holdings, Inc.	243,700	1,256,756
	Anrakutei Co. Ltd.	4,400	103,334
	Anycolor, Inc.	104,300	4,068,587
#*	AnyMind Group, Inc.	4,400	19,736
	AOI Electronics Co. Ltd.	8,500	127,366
	AOKI Holdings, Inc.	126,600	1,364,843
	Aoyama Trading Co. Ltd.	125,100	1,849,544
	Aoyama Zaisan Networks Co. Ltd.	91,800	1,196,223
#	Aozora Bank Ltd.	341,600	4,891,055
	Arakawa Chemical Industries Ltd.	55,104	397,639
	Arata Corp.	94,800	1,846,958
	Araya Industrial Co. Ltd.	17,000	543,311
	ARCLANDS Corp.	148,786	1,689,915
	Arcs Co. Ltd.	152,173	3,092,396
	ARE Holdings, Inc.	263,800	4,188,805
	Arealink Co. Ltd.	140,600	926,981
#*	Arent, Inc.	4,000	107,756
	Argo Graphics, Inc.	192,800	1,710,301
	Arisawa Manufacturing Co. Ltd.	132,200	1,394,361
	Artience Co. Ltd.	143,500	2,924,684
#	Artnature, Inc.	49,000	268,296
#	Artner Co. Ltd.	19,400	247,945
	As One Corp.	176,960	2,888,675
	Asahi Co. Ltd.	52,000	440,724

		Shares	Value»
JAPAN — (Continued)
	Asahi Diamond Industrial Co. Ltd.	158,027	$857,570
	Asahi Group Holdings Ltd.	1,440,400	15,530,134
	Asahi Intecc Co. Ltd.	323,100	5,123,497
	Asahi Kasei Corp.	2,505,200	19,195,138
#	Asahi Kogyosha Co. Ltd.	72,600	1,478,236
#	Asahi Net, Inc.	61,700	281,136
#	Asahi Yukizai Corp.	70,100	2,184,649
	Asanuma Corp.	315,600	1,773,500
	Asax Co. Ltd.	6,600	34,686
	Asia Pile Holdings Corp.	175,800	1,384,660
	Asics Corp.	894,500	22,777,696
	ASKA Pharmaceutical Holdings Co. Ltd.	78,800	1,070,133
#	ASKUL Corp.	132,100	1,201,103
	Astellas Pharma, Inc.	2,404,400	25,168,362
#	Astena Holdings Co. Ltd.	111,700	338,781
	Asti Corp.	5,199	70,403
	Atrae, Inc.	52,500	238,926
*	Atsugi Co. Ltd.	40,700	299,479
	Aucnet, Inc.	86,000	1,125,354
	Autobacs Seven Co. Ltd.	201,400	2,012,194
#	Aval Data Corp.	10,800	160,499
	Avant Group Corp.	83,700	859,867
	Avex, Inc.	85,115	667,063
	Awa Bank Ltd.	247,522	5,847,811
#	Axell Corp.	25,100	224,745
	Axial Retailing, Inc.	197,456	1,394,575
	Azbil Corp.	930,120	9,168,551
#	AZ-COM MARUWA Holdings, Inc.	229,600	1,531,020
	AZOOM Co. Ltd.	14,400	448,564
	Bandai Namco Holdings, Inc.	570,500	17,755,322
	Bando Chemical Industries Ltd.	150,900	1,893,858
	Bank of Iwate Ltd.	43,900	1,152,728
	Bank of Nagoya Ltd.	164,097	4,190,055
	Bank of Saga Ltd.	53,580	1,112,491
	Bank of the Ryukyus Ltd.	277,500	2,707,381
	Base Co. Ltd.	22,200	503,676
#*	baudroie, Inc.	17,800	333,964
	BayCurrent, Inc.	265,000	12,153,961
#	Beauty Garage, Inc.	19,800	181,604
	Belc Co. Ltd.	49,138	2,306,993
	Bell System24 Holdings, Inc.	109,100	937,383
	Belluna Co. Ltd.	219,708	1,447,794
*	Bengo4.com, Inc.	16,600	329,007

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Bewith, Inc.	14,800	$144,605
	Bic Camera, Inc.	291,200	2,935,420
	BIPROGY, Inc.	247,200	9,984,755
	B-Lot Co. Ltd.	41,200	466,351
	Blue Zones Holdings Co. Ltd.	89,500	4,554,957
	BML, Inc.	108,400	2,567,996
#	Bookoff Group Holdings Ltd.	42,000	360,629
	Bourbon Corp.	2,800	44,122
*††	Bourbon Corp. SA	56,660	0
	Br Holdings Corp.	107,600	233,071
	B-R31 Ice Cream Co. Ltd.	700	18,300
#	BrainPad, Inc.	54,800	594,402
	Bridgestone Corp.	863,500	37,696,198
#	Broadband Tower, Inc.	108,000	117,675
	Broadmedia Corp.	3,600	39,631
#	BRONCO BILLY Co. Ltd.	6,800	165,026
	Brother Industries Ltd.	537,600	9,150,338
#	Buffalo, Inc.	22,500	505,570
	Bunka Shutter Co. Ltd.	243,600	3,212,804
#	Business Brain Showa-Ota, Inc.	19,900	397,191
#	Business Engineering Corp.	15,800	647,171
	BuySell Technologies Co. Ltd.	10,400	227,635
	C Uyemura & Co. Ltd.	20,600	1,675,532
	CAC Holdings Corp.	42,200	584,501
	Calbee, Inc.	266,900	4,967,206
	Can Do Co. Ltd.	1,600	35,481
	Canon Electronics, Inc.	80,801	1,413,487
	Canon Marketing Japan, Inc.	150,000	6,246,114
	Canon, Inc. (7751 JP)	611,934	17,573,411
	Canon, Inc. (CAJ US), Sponsored ADR	29,783	854,474
	Capcom Co. Ltd.	622,300	16,250,183
	Career Design Center Co. Ltd.	16,300	231,820
#	Careerlink Co. Ltd.	17,000	260,370
#	Carlit Co. Ltd.	57,600	571,235
	Casio Computer Co. Ltd.	292,700	2,294,647
	Cawachi Ltd.	72,600	1,397,295
	CCI Group, Inc.	1,005,000	4,295,841
#	CDS Co. Ltd.	5,900	69,047

		Shares	Value»
JAPAN — (Continued)
#	Celsys, Inc.	170,800	$1,816,563
	Central Automotive Products Ltd.	111,900	1,302,728
	Central Glass Co. Ltd.	124,100	2,589,097
	Central Japan Railway Co.	262,100	6,416,657
	Central Security Patrols Co. Ltd.	25,900	457,332
#	Central Sports Co. Ltd.	20,506	317,722
#	Ceres, Inc.	25,400	344,316
#	Change Holdings, Inc.	114,100	836,309
#	Charm Care Corp. KK	56,500	399,333
	Chiba Bank Ltd.	893,763	8,721,100
#	Chiba Kogyo Bank Ltd.	204,900	2,137,904
#	Chikaranomoto Holdings Co. Ltd.	36,400	333,635
#	Chino Corp.	61,200	548,571
	Chiyoda Co. Ltd.	60,700	385,244
*	Chiyoda Corp.	159,300	421,605
	Chiyoda Integre Co. Ltd.	54,000	1,082,791
	Chofu Seisakusho Co. Ltd.	54,100	685,939
	Chori Co. Ltd.	47,000	1,210,586
#	Choushimaru Co. Ltd.	6,100	60,349
	Chubu Electric Power Co., Inc.	542,000	7,536,919
	Chubu Shiryo Co. Ltd.	112,498	1,168,694
	Chudenko Corp.	153,300	4,183,643
	Chuetsu Pulp & Paper Co. Ltd.	24,111	260,152
	Chugai Pharmaceutical Co. Ltd.	439,200	20,101,186
#	Chugai Ro Co. Ltd.	24,100	728,591
	Chugin Financial Group, Inc.	471,300	6,572,228
#	Chugoku Electric Power Co., Inc.	572,700	3,186,101
	Chugoku Marine Paints Ltd.	139,900	3,739,874
	Chuo Gyorui Co. Ltd.	3,800	86,173
#	Chuo Spring Co. Ltd.	85,869	1,850,682
	Citizen Watch Co. Ltd.	956,150	6,635,370
	CKD Corp.	147,900	3,166,982
#	CK-San-Etsu Co. Ltd.	15,400	398,913
#	Cleanup Corp.	135,600	668,968

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	CMK Corp.	190,200	$494,453
	Coca-Cola Bottlers Japan Holdings, Inc.	414,152	6,627,671
*	COLOPL, Inc.	224,072	647,248
#	Colowide Co. Ltd.	283,300	3,073,196
	Computer Engineering & Consulting Ltd.	85,900	1,203,785
#	Computer Institute of Japan Ltd.	143,970	446,584
	COMSYS Holdings Corp.	265,094	6,685,001
	Comture Corp.	63,000	647,545
#	Copro-Holdings Co. Ltd.	33,400	223,726
#*	Core Concept Technologies, Inc.	5,700	35,103
#	Core Corp.	17,200	229,771
#	Corona Corp.	53,700	314,486
#	Cosel Co. Ltd.	69,100	550,662
	Cosmo Energy Holdings Co. Ltd.	531,600	12,139,290
	Cosmos Initia Co. Ltd.	43,100	362,243
	Cosmos Pharmaceutical Corp.	108,200	4,841,018
#	Cota Co. Ltd.	64,081	504,613
#	Create Restaurants Holdings, Inc.	950,800	4,533,001
	Create SD Holdings Co. Ltd.	83,900	1,738,774
	Credit Saison Co. Ltd.	591,900	14,418,977
	Creek & River Co. Ltd.	39,300	373,549
	Cresco Ltd.	134,600	1,416,629
#	Cross Cat Co. Ltd.	13,100	91,691
#	CrowdWorks, Inc.	32,299	176,035
	CTI Engineering Co. Ltd.	107,200	1,971,274
	CTS Co. Ltd.	75,400	434,237
*	CUC, Inc.	16,900	115,586
	Curves Holdings Co. Ltd.	148,300	698,710
	CyberAgent, Inc.	791,100	7,885,890
	Cybertrust Japan Co. Ltd.	5,600	47,418
	Cybozu, Inc.	112,900	2,246,555
	Dai Nippon Printing Co. Ltd.	568,800	9,493,485
	Dai Nippon Toryo Co. Ltd.	107,600	884,953
	Daicel Corp.	924,700	7,956,207

		Shares	Value»
JAPAN — (Continued)
	Dai-Dan Co. Ltd.	110,600	$4,900,927
	Daido Metal Co. Ltd.	171,824	1,163,737
	Daido Steel Co. Ltd.	446,600	4,225,681
	Daiei Kankyo Co. Ltd.	5,400	120,093
	Daifuku Co. Ltd.	323,200	10,302,576
	Daihatsu Infinearth Mfg Co. Ltd.	76,100	1,512,322
	Daihen Corp.	4,300	281,375
	Daiho Corp.	143,000	732,258
	Dai-Ichi Cutter Kogyo KK	25,300	214,215
	Daiichi Jitsugyo Co. Ltd.	78,000	1,320,847
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	59,700	506,496
	Dai-ichi Life Holdings, Inc.	2,981,752	20,928,901
	Daiichi Sankyo Co. Ltd.	237,700	5,678,205
	Daiichikosho Co. Ltd.	263,589	2,695,044
	Daiken Medical Co. Ltd.	52,300	151,361
	Daiki Aluminium Industry Co. Ltd.	158,400	1,155,828
	Daiki Axis Co. Ltd.	6,100	27,128
	Daikin Industries Ltd.	174,100	20,226,941
#	Daikoku Denki Co. Ltd.	20,300	351,704
#	Daikokutenbussan Co. Ltd.	26,900	1,080,726
	Daikyonishikawa Corp.	138,900	656,470
	Dainichi Co. Ltd.	14,200	84,567
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	60,659	1,494,258
#	Daio Paper Corp.	260,000	1,370,387
	Daiseki Co. Ltd.	106,390	2,237,761
	Daiseki Eco. Solution Co. Ltd.	15,200	181,776
	Daishi Hokuetsu Financial Group, Inc.	1,104,144	10,648,439
	Daishinku Corp.	162,200	610,262
	Daisue Construction Co. Ltd.	42,100	928,826
#	Daisyo Corp.	12,400	88,149
	Daito Pharmaceutical Co. Ltd.	84,468	681,327
	Daito Trust Construction Co. Ltd.	358,800	6,708,145

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daitron Co. Ltd.	44,100	$1,324,286
	Daiwa House Industry Co. Ltd.	1,163,900	39,488,854
	Daiwa Industries Ltd.	108,100	1,106,173
	Daiwa Securities Group, Inc.	1,774,500	13,656,466
	Daiwabo Holdings Co. Ltd.	442,200	8,260,302
	DCM Holdings Co. Ltd.	532,280	4,935,551
#	Dear Life Co. Ltd.	135,400	970,003
	Delica Foods Holdings Co. Ltd.	6,900	36,022
#	DeNA Co. Ltd.	146,100	2,561,500
#	Denka Co. Ltd.	377,700	5,481,701
	Densan System Holdings Co. Ltd.	200	4,621
	Denso Corp.	861,100	12,031,101
#	Dentsu Group, Inc.	355,600	7,042,602
	Dentsu Soken, Inc.	99,700	4,937,371
	Denyo Co. Ltd.	75,900	1,412,853
	Dexerials Corp.	547,200	8,826,284
	DIC Corp.	268,884	6,326,312
#	Digital Arts, Inc.	42,700	2,089,009
#	Digital Hearts Holdings Co. Ltd.	34,000	211,375
#	Digital Holdings, Inc.	41,000	576,287
	Digital Information Technologies Corp.	39,900	640,946
#	Dip Corp.	122,286	1,678,330
	Disco Corp.	80,600	26,765,885
#	DKK Co. Ltd.	23,200	289,419
	DKS Co. Ltd.	33,353	1,421,888
#	DMG Mori Co. Ltd.	444,700	6,897,049
	DMS, Inc.	1,300	25,841
	DMW Corp.	900	30,156
	Doshisha Co. Ltd.	89,300	1,679,449
#	Double Standard, Inc.	19,100	208,882
	Doutor Nichires Holdings Co. Ltd.	125,223	1,953,426
	Dowa Holdings Co. Ltd.	204,700	7,422,264
	DTS Corp.	689,600	5,744,910
	Duskin Co. Ltd.	171,500	4,134,682
#	DyDo Group Holdings, Inc.	52,200	822,005
	Eagle Industry Co. Ltd.	93,500	1,655,229
	East Japan Railway Co.	315,300	7,701,200
#	EAT&HOLDINGS Co. Ltd.	19,800	251,795
	Ebara Corp.	926,000	24,693,938

		Shares	Value»
JAPAN — (Continued)
#	Ebara Foods Industry, Inc.	11,300	$182,067
	Ebara Jitsugyo Co. Ltd.	25,300	688,183
	Ebase Co. Ltd.	52,362	153,517
	Eco’s Co. Ltd.	40,700	748,876
	EDION Corp.	436,100	5,736,653
	EF-ON, Inc.	10,339	26,550
	eGuarantee, Inc.	99,200	1,023,227
#	Ehime Bank Ltd.	135,298	1,097,208
	Eidai Co. Ltd.	23,500	34,732
	Eisai Co. Ltd.	205,287	6,097,143
	Eizo Corp.	148,700	2,110,807
	EJ Holdings, Inc.	40,500	437,360
	Elan Corp.	47,700	242,145
	Elecom Co. Ltd.	138,900	1,624,291
	Electric Power Development Co. Ltd.	184,300	3,502,756
	EM Systems Co. Ltd.	103,700	549,534
	en, Inc.	76,976	776,456
	Endo Lighting Corp.	54,000	790,492
	ENEOS Holdings, Inc.	6,605,020	41,669,176
	Enomoto Co. Ltd.	32,800	410,795
	Enplas Corp.	24,000	1,261,504
	Entrust, Inc.	21,900	149,295
#	eRex Co. Ltd.	74,200	322,942
	ERI Holdings Co. Ltd.	10,700	254,704
#	ES-Con Japan Ltd.	122,300	794,317
	Eslead Corp.	38,800	1,369,397
	ESPEC Corp.	68,000	1,547,381
#	Eternal Hospitality Group Co. Ltd.	22,400	407,295
	eWeLL Co. Ltd.	14,000	251,370
#*	ExaWizards, Inc.	73,200	317,549
	Exedy Corp.	149,100	5,009,758
	EXEO Group, Inc.	640,295	9,234,815
	Ezaki Glico Co. Ltd.	109,300	3,492,834
	F&M Co. Ltd.	23,100	398,361
	FaithNetwork Co. Ltd.	19,200	103,045
#	FALCO HOLDINGS Co. Ltd.	39,300	632,499
	FANUC Corp.	123,066	4,106,887
#	Fast Fitness Japan, Inc.	24,500	284,474
	Fast Retailing Co. Ltd.	125,800	46,183,663
	FCC Co. Ltd.	169,500	3,423,905
*	f-code, Inc.	6,800	88,790
	Feed One Co. Ltd.	71,616	472,852
	Ferrotec Corp.	305,100	10,001,413
#	FFRI Security, Inc.	13,600	954,587
#	FIDEA Holdings Co. Ltd.	119,140	1,279,503

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Financial Partners Group Co. Ltd.	232,500	$3,223,030
#	FINDEX, Inc.	41,700	222,689
#	Fintech Global, Inc.	632,200	417,537
	First Bank of Toyama Ltd.	54,000	510,590
#	Fixstars Corp.	70,600	919,869
	FJ Next Holdings Co. Ltd.	90,900	891,014
#	Focus Systems Corp.	27,600	289,379
	Food & Life Cos. Ltd.	407,300	19,865,397
#	Forum Engineering, Inc.	55,200	440,356
#	Forval Corp.	4,000	31,623
	Foster Electric Co. Ltd.	92,510	1,599,441
	FP Corp.	156,300	2,539,907
#	FP Partner, Inc.	13,000	190,860
#	France Bed Holdings Co. Ltd.	105,100	897,790
	Freebit Co. Ltd.	55,800	574,334
#	Freund Corp.	10,900	76,051
#*	Fronteo, Inc.	17,100	102,830
	F-Tech, Inc.	69,700	340,955
	FTGroup Co. Ltd.	45,100	374,133
	Fudo Tetra Corp.	67,920	1,075,397
	Fuji Co. Ltd.	8,000	102,169
	Fuji Corp. (6134 JP)	278,700	5,408,671
	Fuji Corp. Ltd.	154,155	820,145
	Fuji Electric Co. Ltd.	284,760	20,337,947
#	Fuji Kyuko Co. Ltd.	62,000	997,051
	Fuji Media Holdings, Inc.	160,200	3,575,750
	Fuji Nihon Corp.	5,400	36,811
	Fuji Oil Co. Ltd.	191,400	3,958,929
#	Fuji Pharma Co. Ltd.	45,100	461,421
	Fuji Seal International, Inc.	153,607	2,700,805
	Fuji United Holdings Co. Ltd.	12,200	92,814
#	Fujibo Holdings, Inc.	47,400	2,098,543
#	Fujicco Co. Ltd.	56,500	585,868
	FUJIFILM Holdings Corp.	569,025	13,188,113
	Fujikura Composites, Inc.	101,100	1,267,146
#	Fujikura Kasei Co. Ltd.	91,300	365,124
	Fujikura Ltd.	428,900	58,405,038
	Fujimi, Inc.	84,800	1,326,121
	Fujishoji Co. Ltd.	30,200	208,418
	Fujita Kanko, Inc.	24,900	1,802,640
	Fujitsu Ltd.	1,360,790	35,462,782
#	Fujiya Co. Ltd.	35,500	595,690
#	FuKoKu Co. Ltd.	43,300	515,337

		Shares	Value»
JAPAN — (Continued)
	Fukuda Corp.	22,400	$999,535
	Fukuda Denshi Co. Ltd.	80,100	3,623,594
#	Fukui Bank Ltd.	60,842	857,668
	Fukui Computer Holdings, Inc.	24,400	487,842
	Fukuoka Financial Group, Inc.	312,656	9,085,896
	Fukuyama Transporting Co. Ltd.	78,100	1,939,968
	FULLCAST Holdings Co. Ltd.	54,900	602,218
#	Fumakilla Ltd.	16,801	126,806
	Funai Soken Holdings, Inc.	98,520	1,552,047
	Furukawa Co. Ltd.	133,164	2,624,550
	Furukawa Electric Co. Ltd.	217,688	15,409,166
	Furuno Electric Co. Ltd.	108,000	6,265,679
#	Furuya Metal Co. Ltd.	46,300	853,878
	Furyu Corp.	54,500	368,700
	Fuso Chemical Co. Ltd.	108,200	3,587,099
	Fuso Pharmaceutical Industries Ltd.	29,798	409,150
#	Futaba Corp.	100,700	440,162
	Futaba Industrial Co. Ltd.	256,800	1,568,366
	Future Corp.	213,800	3,014,529
	Fuyo General Lease Co. Ltd.	283,500	7,411,981
	G-7 Holdings, Inc.	126,400	1,048,012
	GA Technologies Co. Ltd.	65,000	840,122
	Gakken Holdings Co. Ltd.	91,100	606,785
	Gakkyusha Co. Ltd.	30,000	441,938
#	Gakujo Co. Ltd.	32,900	344,240
	Galilei Co. Ltd.	113,600	2,642,361
	Gecoss Corp.	60,749	539,496
*	GENDA, Inc.	165,000	790,933
#*	Geniee, Inc.	19,700	151,989
	Genki Global Dining Concepts Corp.	55,800	1,095,993
#	Genky DrugStores Co. Ltd.	81,600	2,716,166
	Geo Holdings Corp.	117,200	1,226,885
#	Gift Holdings, Inc.	28,100	588,162
#	giftee, Inc.	10,200	72,035
	Giken Ltd.	36,000	385,156
	Global Link Management KK	5,100	87,955

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Global Security Experts, Inc.	3,400	$81,427
	GLOBERIDE, Inc.	91,298	1,381,014
	Glory Ltd.	155,645	3,719,041
	GLtechno Holdings, Inc.	24,400	476,679
#	GMO Financial Gate, Inc.	9,700	363,033
#	GMO Financial Holdings, Inc.	165,700	966,898
#	GMO GlobalSign Holdings KK	19,900	267,636
	GMO internet group, Inc.	262,700	5,883,755
	GMO Payment Gateway, Inc.	86,100	4,696,783
	Godo Steel Ltd.	53,900	1,277,977
#*	Gokurakuyu Holdings Co. Ltd.	39,100	121,670
#	Goldcrest Co. Ltd.	79,030	1,713,155
	Goldwin, Inc.	170,300	2,812,995
#	Good Com Asset Co. Ltd.	7,700	67,845
#	Gourmet Kineya Co. Ltd.	6,500	39,874
#	Grandy House Corp.	64,000	235,140
	GREE Holdings, Inc.	281,900	736,363
#	Greens Co. Ltd.	30,000	438,542
	grems, Inc.	26,800	399,646
	GS Yuasa Corp.	314,399	8,779,451
	GSI Creos Corp.	41,400	619,943
	G-Tekt Corp.	68,389	877,477
#	Gun-Ei Chemical Industry Co. Ltd.	15,000	323,872
	GungHo Online Entertainment, Inc.	11,058	186,999
	Gunma Bank Ltd.	1,197,801	12,450,693
	Gunze Ltd.	147,600	3,635,788
	H.U. Group Holdings, Inc.	98,300	2,398,555
	H2O Retailing Corp.	287,560	3,890,461
	HABA Laboratories, Inc.	1,200	12,976
	Hachijuni Bank Ltd.	1,450,673	14,612,837
#	Hagihara Industries, Inc.	45,500	475,169
	Hagiwara Electric Holdings Co. Ltd.	25,800	592,358
	Hagoromo Foods Corp.	1,500	31,895
#	Hakudo Co. Ltd.	18,000	258,861
	Hakuhodo DY Holdings, Inc.	576,200	4,170,740
#	Hakuto Co. Ltd.	3,100	77,528

		Shares	Value»
JAPAN — (Continued)
	Halows Co. Ltd.	50,800	$1,440,160
	Hamakyorex Co. Ltd.	356,400	3,535,296
	Hamamatsu Photonics KK	481,098	5,385,034
#	Hamee Corp.	20,200	67,916
	Hankyu Hanshin Holdings, Inc.	298,000	8,002,483
	Hanwa Co. Ltd.	163,800	6,832,184
	Happinet Corp.	78,800	3,209,822
	Hard Off Corp. Co. Ltd.	44,600	522,410
#	Harima Chemicals Group, Inc.	67,600	394,651
	Haseko Corp.	1,089,900	17,600,779
	Hazama Ando Corp.	644,280	7,209,247
	Heiwa Corp.	210,600	2,737,667
	Heiwa Real Estate Co. Ltd.	103,100	1,508,931
	Heiwado Co. Ltd.	161,796	2,976,194
	Helios Techno Holding Co. Ltd.	4,600	25,885
#	Hennge KK	47,200	448,434
	Hibino Corp.	5,200	87,671
	Hibiya Engineering Ltd.	87,900	2,585,342
	Hiday Hidaka Corp.	47,200	1,007,531
	Hikari Tsushin, Inc.	12,800	3,390,544
#	HI-LEX Corp.	66,600	1,235,822
	Himacs Ltd.	2,700	21,638
	Himaraya Co. Ltd.	11,400	63,312
#*	Hino Motors Ltd.	1,374,689	3,122,858
	Hioki EE Corp.	27,800	1,067,853
#	Hirakawa Hewtech Corp.	52,710	793,798
#	Hirano Tecseed Co. Ltd.	25,600	267,770
	Hirata Corp.	73,300	967,772
	Hirogin Holdings, Inc.	984,300	9,196,153
	Hirose Electric Co. Ltd.	57,425	7,693,066
#	Hirose Tusyo, Inc.	5,200	126,483
#	Hiroshima Gas Co. Ltd.	86,100	203,266
#	HIS Co. Ltd.	181,100	1,537,408
	Hisaka Works Ltd.	72,800	665,358
	Hisamitsu Pharmaceutical Co., Inc.	156,308	4,063,020
	Hitachi Construction Machinery Co. Ltd.	361,200	11,755,961
	Hitachi Ltd. (6501 JP)	3,959,625	135,256,749
#	Hitachi Ltd. (HTHIY US), ADR	516,300	17,853,654

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hito Communications Holdings, Inc.	2,800	$18,165
	Hochiki Corp.	62,800	1,569,719
#	Hodogaya Chemical Co. Ltd.	44,383	525,017
	Hogy Medical Co. Ltd.	65,100	2,259,834
#	Hokkaido Electric Power Co., Inc.	319,300	2,222,144
	Hokkaido Gas Co. Ltd.	234,400	1,030,205
	Hokkan Holdings Ltd.	63,400	885,048
#	Hokko Chemical Industry Co. Ltd.	94,000	988,639
#	Hokuetsu Corp.	491,895	2,608,675
	Hokuhoku Financial Group, Inc.	604,310	14,804,181
	Hokuriku Electric Industry Co. Ltd.	27,993	413,395
	Hokuriku Electric Power Co.	310,429	1,726,441
#	Hokuriku Electrical Construction Co. Ltd.	27,820	252,624
	Hokuto Corp.	62,476	739,353
	Honda Motor Co. Ltd. (7267 JP)	3,092,769	31,259,368
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	460,628	14,049,154
#	H-One Co. Ltd.	115,705	1,002,519
#	Honeys Holdings Co. Ltd.	64,530	619,811
	Hoosiers Holdings Co. Ltd.	138,500	1,136,668
	Horiba Ltd.	113,400	10,535,780
	Hoshizaki Corp.	85,900	3,022,409
	Hosiden Corp.	235,100	3,747,750
	Hosokawa Micron Corp.	63,100	2,330,102
#	Hotland Holdings Co. Ltd.	45,000	599,550
	House Foods Group, Inc.	195,400	3,661,625
#	Howa Machinery Ltd.	66,800	617,219
	Hoya Corp.	298,900	48,550,927
#	HS Holdings Co. Ltd.	84,558	550,137
#	Hulic Co. Ltd.	1,030,917	10,650,773
	Hyakugo Bank Ltd.	1,067,698	6,621,483
	Hyakujushi Bank Ltd.	128,400	4,495,052
	Ibiden Co. Ltd.	215,405	20,274,898
	IBJ, Inc.	49,100	255,996
#	Ichibanya Co. Ltd.	150,760	880,000
	Ichiken Co. Ltd.	18,300	457,866

		Shares	Value»
JAPAN — (Continued)
#	Ichikoh Industries Ltd.	204,000	$620,418
	Ichimasa Kamaboko Co. Ltd.	1,700	8,229
	Ichinen Holdings Co. Ltd.	113,472	1,480,642
#	Ichiyoshi Securities Co. Ltd.	70,000	385,630
#	Icom, Inc.	25,700	522,824
#	ID Holdings Corp.	51,225	671,609
	IDEA Consultants, Inc.	2,900	65,725
	Idec Corp.	82,100	1,249,785
	Idemitsu Kosan Co. Ltd.	1,913,555	13,306,384
	IDOM, Inc.	387,300	2,891,080
#	IG Port, Inc.	20,700	195,502
	IHI Corp.	476,000	9,855,147
	Iida Group Holdings Co. Ltd.	425,895	6,521,884
	Iino Kaiun Kaisha Ltd.	388,500	3,168,640
#	IKK Holdings, Inc.	45,500	223,644
	I’ll, Inc.	29,700	469,470
	Imasen Electric Industrial	9,300	46,930
	i-mobile Co. Ltd.	84,200	319,254
#	Imuraya Group Co. Ltd.	21,800	350,552
	Inaba Denki Sangyo Co. Ltd.	169,400	4,988,325
#	Inaba Seisakusho Co. Ltd.	44,600	458,052
	Inabata & Co. Ltd.	212,200	4,752,570
	Ines Corp.	95,800	1,058,319
#	I-Net Corp.	37,710	617,216
	Infomart Corp.	213,200	452,407
	INFRONEER Holdings, Inc.	669,008	7,167,167
	Innotech Corp.	64,600	764,896
	Inpex Corp.	3,030,900	55,926,533
#	Insource Co. Ltd.	177,296	1,002,350
	Intage Holdings, Inc.	32,000	354,212
#	Intelligent Wave, Inc.	29,200	195,948
#	Inter Action Corp.	25,900	238,332
	Internet Initiative Japan, Inc.	360,800	6,509,733
#	Inui Global Logistics Co. Ltd.	40,500	412,327
#	IPS, Inc.	23,001	448,642
	Iriso Electronics Co. Ltd.	50,714	1,018,045
	ISB Corp.	38,300	445,882
#	Ise Chemicals Corp.	7,800	1,592,187
#	Iseki & Co. Ltd.	65,600	935,676

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Isetan Mitsukoshi Holdings Ltd.	528,540	$8,294,953
#	Ishihara Chemical Co. Ltd.	8,100	114,378
	Ishihara Sangyo Kaisha Ltd.	154,500	2,377,527
	Ishizuka Glass Co. Ltd.	6,499	127,293
#	Istyle, Inc.	239,900	698,202
	Isuzu Motors Ltd.	1,988,107	24,394,633
	Itfor, Inc.	97,200	961,113
#	ITmedia, Inc.	27,500	286,307
#	Ito En Ltd.	181,685	3,744,710
	ITOCHU Corp.	383,700	22,225,152
	Itochu Enex Co. Ltd.	288,100	3,399,124
	Itochu-Shokuhin Co. Ltd.	24,300	1,477,051
	Itoham Yonekyu Holdings, Inc.	156,029	5,579,160
#	Itoki Corp.	211,500	3,411,643
	IwaiCosmo Holdings, Inc.	94,800	1,731,694
#	Iwaki Co. Ltd.	23,700	391,568
	Iwatani Corp.	862,000	8,974,064
	Iwatsuka Confectionery Co. Ltd.	1,000	19,372
	Iyogin Holdings, Inc.	915,257	14,301,699
	Izumi Co. Ltd.	110,500	2,059,892
	J Front Retailing Co. Ltd.	994,301	14,954,940
	J Trust Co. Ltd.	132,019	347,152
	JAC Recruitment Co. Ltd.	288,800	1,902,045
	Jaccs Co. Ltd.	121,500	3,177,868
*	Jade Group, Inc.	24,300	255,911
	JAFCO Group Co. Ltd.	282,300	4,412,337
	JANOME Corp.	69,699	498,687
	Japan Airlines Co. Ltd.	334,800	6,031,555
	Japan Airport Terminal Co. Ltd.	216,699	6,733,147
	Japan Animal Referral Medical Center Co. Ltd.	5,800	178,260
	Japan Aviation Electronics Industry Ltd.	238,700	3,564,947
	Japan Business Systems, Inc.	10,100	96,920
#	Japan Cash Machine Co. Ltd.	63,400	410,201

		Shares	Value»
JAPAN — (Continued)
#*	Japan Communications, Inc.	409,300	$397,643
	Japan Electronic Materials Corp.	42,600	1,205,368
	Japan Elevator Service Holdings Co. Ltd.	504,800	5,942,572
	Japan Engine Corp.	900	74,646
	Japan Exchange Group, Inc.	1,469,400	16,385,517
#	Japan Eyewear Holdings Co. Ltd.	2,200	28,633
#	Japan Foundation Engineering Co. Ltd.	67,200	275,569
	Japan Investment Adviser Co. Ltd.	86,500	991,329
	Japan Lifeline Co. Ltd.	162,700	1,544,357
	Japan Material Co. Ltd.	205,200	2,563,768
#	Japan Medical Dynamic Marketing, Inc.	50,241	155,290
	Japan Oil Transportation Co. Ltd.	5,379	134,367
	Japan Petroleum Exploration Co. Ltd.	429,000	3,585,374
	Japan Post Bank Co. Ltd.	681,300	7,634,020
	Japan Post Holdings Co. Ltd.	832,400	7,800,462
	Japan Post Insurance Co. Ltd.	231,300	5,981,953
#	Japan Property Management Center Co. Ltd.	35,100	285,307
	Japan Pulp & Paper Co. Ltd.	581,100	2,726,715
#	Japan Pure Chemical Co. Ltd.	2,200	43,914
	Japan Securities Finance Co. Ltd.	397,500	4,564,707
#	Japan Steel Works Ltd.	124,400	8,147,351
#	Japan System Techniques Co. Ltd.	44,400	615,184
	Japan Tobacco, Inc.	945,000	32,917,074
	Japan Transcity Corp.	157,600	1,172,367

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Wool Textile Co. Ltd.	225,700	$2,380,685
	JBCC Holdings, Inc.	216,400	1,814,819
	JCU Corp.	105,600	3,114,571
#	JDC Corp.	140,500	490,175
	Jeol Ltd.	166,900	5,609,035
	JFE Holdings, Inc.	598,208	6,855,592
	JFE Systems, Inc.	23,400	284,694
	JGC Holdings Corp.	526,900	5,329,318
	Jichodo Co. Ltd.	100	6,052
#*	JIG-SAW, Inc.	6,200	163,104
*	Jimoty, Inc.	7,800	64,060
	JINS Holdings, Inc.	53,600	2,704,320
	JINUSHI Co. Ltd.	62,900	1,183,430
#	JK Holdings Co. Ltd.	69,700	569,816
	J-Lease Co. Ltd.	55,200	538,739
	JM Holdings Co. Ltd.	142,200	1,390,189
#	JMS Co. Ltd.	98,040	273,456
	J-Oil Mills, Inc.	58,200	761,849
	Joshin Denki Co. Ltd.	57,017	987,221
	Joyful Honda Co. Ltd.	93,700	1,239,348
#	JP-Holdings, Inc.	276,500	1,065,753
#	JSB Co. Ltd.	29,400	695,420
	JSP Corp.	54,200	663,044
	JTEKT Corp.	451,499	4,516,815
#*	Juki Corp.	88,999	255,199
	Juroku Financial Group, Inc.	141,900	5,168,010
	Justsystems Corp.	105,499	3,407,378
	JVCKenwood Corp.	847,570	6,790,966
	K&O Energy Group, Inc.	59,600	1,343,599
	Kadokawa Corp.	136,605	3,066,935
	Kadoya Sesame Mills, Inc.	8,500	210,286
	Kaga Electronics Co. Ltd.	172,200	3,987,516
#	Kagome Co. Ltd.	127,600	2,204,508
	Kajima Corp.	516,000	16,634,690
	Kakaku.com, Inc.	389,200	6,919,006
	Kaken Pharmaceutical Co. Ltd.	81,200	1,931,376
	Kakiyasu Honten Co. Ltd.	13,500	228,477
#	Kamakura Shinsho Ltd.	70,400	264,065
	Kameda Seika Co. Ltd.	27,000	673,043
	Kamei Corp.	112,500	2,128,000
	Kamigumi Co. Ltd.	289,900	8,702,280
#	Kanaden Corp.	81,200	1,102,371
	Kanadevia Corp.	820,700	6,081,121
#	Kanagawa Chuo Kotsu Co. Ltd.	18,500	421,014

		Shares	Value»
JAPAN — (Continued)
	Kanamic Network Co. Ltd.	68,100	$212,372
#	Kanamoto Co. Ltd.	91,659	2,134,752
	Kandenko Co. Ltd.	341,600	10,440,033
	Kaneka Corp.	131,600	3,630,789
	Kaneko Seeds Co. Ltd.	18,700	200,873
	Kanematsu Corp.	420,400	8,511,351
	Kanemi Co. Ltd.	3,400	73,096
#	Kanro, Inc.	52,200	491,952
	Kansai Electric Power Co., Inc.	764,500	11,926,315
	Kansai Paint Co. Ltd.	512,600	8,227,436
#	Kanto Denka Kogyo Co. Ltd.	156,318	1,054,714
	Kao Corp.	428,000	18,112,800
#	Kappa Create Co. Ltd.	19,500	188,393
	Katakura Industries Co. Ltd.	108,400	1,868,634
	Katitas Co. Ltd.	145,677	2,368,274
	Kato Sangyo Co. Ltd.	83,300	3,197,592
	Kato Works Co. Ltd.	29,726	267,128
	Kawada Technologies, Inc.	76,400	2,001,811
	Kawagishi Bridge Works Co. Ltd.	3,400	98,130
	Kawai Musical Instruments Manufacturing Co. Ltd.	19,000	319,490
	Kawasaki Heavy Industries Ltd.	156,600	12,539,995
#	Kawasaki Kisen Kaisha Ltd.	555,798	7,963,223
	KDDI Corp.	3,424,200	54,582,942
#	KeePer Technical Laboratory Co. Ltd.	61,300	1,460,242
	Keihan Holdings Co. Ltd.	252,377	5,112,997
	Keihanshin Building Co. Ltd.	109,800	1,234,743
	Keihin Co. Ltd.	9,500	164,177
	Keikyu Corp.	372,000	3,470,445
	Keio Corp.	233,200	5,530,940
	Keisei Electric Railway Co. Ltd.	497,940	3,974,307
	KEIWA, Inc.	35,200	263,425
	Keiyo Bank Ltd.	588,355	4,963,733
	Keiyo Gas Co. Ltd.	1,300	9,870
	KEL Corp.	9,400	83,663
	Kenko Mayonnaise Co. Ltd.	31,330	369,938
	Kewpie Corp.	230,400	6,393,021

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Keyence Corp.	42,520	$15,780,639
	KH Neochem Co. Ltd.	104,899	1,875,901
#	Kibun Foods, Inc.	28,800	200,741
	Kikkoman Corp.	556,550	4,431,826
	Kimura Chemical Plants Co. Ltd.	73,400	510,050
	Kimura Unity Co. Ltd.	34,000	185,503
	Kinden Corp.	317,300	12,710,131
#	King Jim Co. Ltd.	9,300	50,662
#	Kintetsu Department Store Co. Ltd.	32,800	399,524
	Kintetsu Group Holdings Co. Ltd.	292,434	5,549,523
	Kirin Holdings Co. Ltd.	751,980	10,574,883
	Kissei Pharmaceutical Co. Ltd.	149,300	3,898,832
	Ki-Star Real Estate Co. Ltd.	46,800	1,588,733
	Kitagawa Corp.	33,481	350,379
	Kita-Nippon Bank Ltd.	38,400	938,631
	Kitano Construction Corp.	60,400	516,082
	Kitoku Shinryo Co. Ltd.	2,600	72,952
	Kitz Corp.	374,100	4,193,878
	Kiyo Bank Ltd.	464,500	9,046,926
#*	KNT-CT Holdings Co. Ltd.	33,700	326,368
	Koa Corp.	93,721	832,792
#	Koa Shoji Holdings Co. Ltd.	31,800	161,211
#	Koatsu Gas Kogyo Co. Ltd.	140,186	934,353
#	Kobe Bussan Co. Ltd.	153,599	3,564,127
#	Kobe Electric Railway Co. Ltd.	10,300	155,741
	Kobe Steel Ltd.	1,258,482	14,811,537
	Koei Tecmo Holdings Co. Ltd.	42,700	574,739
	Kohnan Shoji Co. Ltd.	121,800	2,948,808
#	Kohoku Kogyo Co. Ltd.	8,700	195,755
#	Kohsoku Corp.	39,800	737,487
	Koike Sanso Kogyo Co. Ltd.	16,500	170,847
#	Koike-ya, Inc.	4,500	133,252
	Koito Manufacturing Co. Ltd.	583,899	8,694,380
#	Kojima Co. Ltd.	160,400	1,144,484
	Kokusai Electric Corp.	369,600	13,505,713
	Kokuyo Co. Ltd.	1,279,056	7,339,737
	Komatsu Ltd.	1,366,800	45,720,756

		Shares	Value»
JAPAN — (Continued)
#	Komatsu Matere Co. Ltd.	111,700	$622,300
	Komatsu Wall Industry Co. Ltd.	74,700	1,204,904
	KOMEDA Holdings Co. Ltd.	209,200	3,941,393
#	Komehyo Holdings Co. Ltd.	34,900	677,902
	Komeri Co. Ltd.	94,800	1,972,264
	Komori Corp.	157,613	1,480,222
	Konaka Co. Ltd.	26,580	42,382
	Konami Group Corp.	120,262	20,027,853
#	Kondotec, Inc.	69,800	760,398
	Konica Minolta, Inc.	1,447,200	4,969,603
	Konishi Co. Ltd.	221,000	1,768,873
	Konoike Transport Co. Ltd.	117,400	2,428,113
#	Konoshima Chemical Co. Ltd.	23,500	225,258
#	Kosaido Holdings Co. Ltd.	268,500	737,962
	Kose Corp.	29,600	1,133,991
#	Koshidaka Holdings Co. Ltd.	243,724	1,864,405
#	Kotobuki Spirits Co. Ltd.	323,299	3,876,080
#*	Kourakuen Corp.	9,000	60,135
	Kozo Keikaku Engineering Holdings, Inc.	19,500	401,321
	KPP Group Holdings Co. Ltd.	132,600	655,019
	Kraftia Corp.	176,800	9,352,347
	Krosaki Harima Corp.	111,000	2,976,696
#	KRS Corp.	58,467	1,103,966
	K’s Holdings Corp.	702,680	6,965,864
	KU Holdings Co. Ltd.	48,100	367,353
*	kubell Co. Ltd.	21,600	54,680
	Kubota Corp. (6326 JP)	832,100	10,773,331
#	Kubota Corp. (KUBTY US), Sponsored ADR	39,134	2,538,153
#	Kumagai Gumi Co. Ltd.	778,800	7,071,185
#	Kumiai Chemical Industry Co. Ltd.	230,365	1,019,104
#	Kura Sushi, Inc.	33,699	725,892
	Kurabo Industries Ltd.	66,814	3,037,994
#	Kuraray Co. Ltd.	838,300	9,084,283
#	Kureha Corp.	216,200	5,168,469
#	Kurimoto Ltd.	250,000	2,807,056
	Kurita Water Industries Ltd.	285,700	10,823,452

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kuriyama Holdings Corp.	65,700	$707,298
#	Kushikatsu Tanaka Holdings Co.	15,700	221,053
#	Kusuri No. Aoki Holdings Co. Ltd.	206,300	5,227,398
	KYB Corp.	194,400	4,929,770
	Kyocera Corp.	1,536,620	20,390,021
	Kyodo Printing Co. Ltd.	145,700	1,416,940
	Kyoei Steel Ltd.	70,876	1,055,153
#	Kyokuto Boeki Kaisha Ltd.	45,618	527,033
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	2,547,010
#	Kyokuto Securities Co. Ltd.	67,443	666,298
	Kyokuyo Co. Ltd.	44,100	1,363,312
	Kyorin Pharmaceutical Co. Ltd.	121,400	1,106,590
#	Kyoritsu Maintenance Co. Ltd.	225,199	4,382,791
	Kyosan Electric Manufacturing Co. Ltd.	139,100	476,429
	Kyoto Financial Group, Inc.	480,644	9,737,060
#	Kyowa Electronic Instruments Co. Ltd.	37,700	169,618
	Kyowa Kirin Co. Ltd.	185,663	2,874,813
	Kyowa Leather Cloth Co. Ltd.	36,424	206,033
	Kyushu Electric Power Co., Inc.	656,100	6,439,138
	Kyushu Financial Group, Inc.	1,202,748	6,893,403
	Kyushu Leasing Service Co. Ltd.	3,300	28,371
	Kyushu Railway Co.	217,000	5,503,298
#	LA Holdings Co. Ltd.	16,200	789,121
#	Lacto Japan Co. Ltd.	40,900	915,725
	Lasertec Corp.	82,300	16,709,552
#	LEC, Inc.	85,800	567,618
	Leopalace21 Corp.	701,200	2,863,580
	Life Corp.	218,800	3,432,616
	Lifedrink Co., Inc.	123,400	1,605,710
#	LIFULL Co. Ltd.	196,100	244,247
#	LIKE, Inc.	27,200	264,582
#	Link & Motivation, Inc.	156,100	498,107
	Lintec Corp.	174,200	4,427,161
	Lion Corp.	581,801	5,733,080
#	LITALICO, Inc.	75,300	602,174

		Shares	Value»
JAPAN — (Continued)
	Lixil Corp.	680,119	$7,538,150
	Loadstar Capital KK	22,100	463,525
#	Look Holdings, Inc.	31,700	543,540
*	Luckland Co. Ltd.	9,800	74,185
	LY Corp.	2,882,783	8,471,102
	M&A Capital Partners Co. Ltd.	31,300	597,669
	M3, Inc.	304,859	4,272,553
	Mabuchi Motor Co. Ltd.	251,500	4,443,001
#	Macbee Planet, Inc.	8,900	110,705
	Macnica Holdings, Inc.	616,650	8,779,084
	Maeda Kosen Co. Ltd.	203,200	2,538,665
	Maezawa Industries, Inc.	51,900	647,263
#	Maezawa Kasei Industries Co. Ltd.	55,800	754,254
	Maezawa Kyuso Industries Co. Ltd.	82,500	766,682
	Makino Milling Machine Co. Ltd.	113,188	8,223,026
	Makita Corp. (6586 JP)	234,091	7,076,884
	Makita Corp. (MKTAY US), Sponsored ADR	800	25,788
	Mamiya-Op Co. Ltd.	800	9,779
#	Mammy Mart Holdings Corp.	12,000	122,929
#	Management Solutions Co. Ltd.	32,000	277,775
	Mandom Corp.	144,200	2,268,730
	Mani, Inc.	192,100	1,837,751
	MarkLines Co. Ltd.	34,200	439,092
	Mars Group Holdings Corp.	34,500	686,591
	Marubeni Corp.	759,159	18,657,108
	Marubun Corp.	71,100	546,954
	Marudai Food Co. Ltd.	100,114	1,217,104
	Maruha Nichiro Corp.	153,497	3,431,171
	Marui Group Co. Ltd.	465,900	8,935,190
	Maruichi Steel Tube Ltd.	612,700	5,180,559
	MARUKA FURUSATO Corp.	69,976	1,024,801
#	Marumae Co. Ltd.	2,300	32,196
#	Marusan Securities Co. Ltd.	174,800	1,052,037
	Maruwa Co. Ltd.	23,000	6,502,952

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Maruyama Manufacturing Co., Inc.	2,200	$31,012
	Maruzen CHI Holdings Co. Ltd.	80,600	173,104
	Maruzen Co. Ltd.	26,400	595,071
	Maruzen Showa Unyu Co. Ltd.	57,400	2,582,916
#	Marvelous, Inc.	31,900	116,969
#	Matching Service Japan Co. Ltd.	29,900	194,110
	Matsuda Sangyo Co. Ltd.	63,362	1,701,371
	Matsui Construction Co. Ltd.	75,900	679,647
#	Matsui Securities Co. Ltd.	297,000	1,479,468
	MatsukiyoCocokara & Co.	671,155	12,159,718
	Matsuoka Corp.	10,400	152,052
	Matsuya Co. Ltd.	49,200	550,853
#	Matsuyafoods Holdings Co. Ltd.	18,200	690,811
	Max Co. Ltd.	82,700	2,997,702
	Maxell Ltd.	247,542	3,588,343
	Maxvalu Tokai Co. Ltd.	29,700	673,275
	Mazda Motor Corp.	1,244,841	8,578,013
	McDonald’s Holdings Co. Japan Ltd.	122,700	4,800,018
	MCJ Co. Ltd.	369,300	3,483,615
	Mebuki Financial Group, Inc.	3,021,591	18,853,552
#	MEC Co. Ltd.	52,600	1,551,700
	Media Do Co. Ltd.	20,017	236,256
#	Medical System Network Co. Ltd.	58,100	185,230
	Medikit Co. Ltd.	2,500	43,908
	Medipal Holdings Corp.	390,800	6,358,475
#	Medius Holdings Co. Ltd.	14,000	72,522
#*	Medley, Inc.	47,100	642,937
#	Megachips Corp.	12,700	665,648
	Megmilk Snow Brand Co. Ltd.	132,300	2,426,465
	Meidensha Corp.	165,300	6,546,382
	Meiho Facility Works Ltd.	18,000	129,146
	Meiji Electric Industries Co. Ltd.	24,300	366,197
	MEIJI Holdings Co. Ltd.	298,740	5,750,728

		Shares	Value»
JAPAN — (Continued)
#	Meiji Shipping Group Co. Ltd.	58,100	$263,806
	Meiko Electronics Co. Ltd.	126,300	8,306,550
	Meisei Industrial Co. Ltd.	139,200	1,489,535
	MEITEC Group Holdings, Inc.	334,900	6,864,963
#	Meito Co. Ltd.	35,500	491,080
#	Meiwa Corp.	106,000	544,688
	Meiwa Estate Co. Ltd.	36,400	252,522
#	Menicon Co. Ltd.	189,899	1,480,459
*	Mercari, Inc.	328,299	4,868,140
	Mercuria Holdings Co. Ltd.	15,400	84,985
	METAWATER Co. Ltd.	60,400	1,296,396
	Micronics Japan Co. Ltd.	97,900	5,774,337
#*	Microwave Chemical Co. Ltd.	7,500	35,927
#	Midac Holdings Co. Ltd.	30,000	360,665
#	Mie Kotsu Group Holdings, Inc.	149,961	523,132
#	Migalo Holdings, Inc.	32,800	97,834
	Mikuni Corp.	59,378	147,999
	Milbon Co. Ltd.	35,472	532,785
	MIMAKI ENGINEERING Co. Ltd.	87,300	962,203
	Minebea Mitsumi, Inc.	752,925	14,880,629
	Ministop Co. Ltd.	1,700	21,789
#	Mirai Industry Co. Ltd.	10,100	218,355
	Miraial Co. Ltd.	16,600	128,949
	Mirait One Corp.	359,210	6,960,525
#	Mirarth Holdings, Inc.	268,600	662,076
	Miroku Jyoho Service Co. Ltd.	51,800	592,117
	MISUMI Group, Inc.	357,500	5,573,792
	Mitani Corp.	141,600	2,135,705
	Mitani Sekisan Co. Ltd.	11,700	571,716
	Mito Securities Co. Ltd.	286,700	952,072
	Mitsuba Corp.	100,900	613,321
	Mitsubishi Chemical Group Corp.	4,275,560	22,333,713
	Mitsubishi Corp.	1,678,800	40,312,435
	Mitsubishi Electric Corp.	771,600	21,907,721

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Estate Co. Ltd.	594,720	$12,603,233
	Mitsubishi Gas Chemical Co., Inc.	396,500	7,335,697
	Mitsubishi HC Capital, Inc.	3,511,270	27,467,500
	Mitsubishi Heavy Industries Ltd.	853,000	25,751,789
#	Mitsubishi Kakoki Kaisha Ltd.	89,100	1,899,258
	Mitsubishi Logisnext Co. Ltd.	194,000	1,931,887
	Mitsubishi Logistics Corp.	665,495	4,825,527
	Mitsubishi Materials Corp.	516,278	9,940,330
	Mitsubishi Motors Corp.	1,908,299	4,650,379
#	Mitsubishi Paper Mills Ltd.	80,200	317,329
	Mitsubishi Pencil Co. Ltd.	77,400	1,026,700
	Mitsubishi Research Institute, Inc.	37,100	1,172,962
	Mitsubishi Steel Manufacturing Co. Ltd.	39,200	476,548
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	6,195,400	93,583,172
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	563,089	8,519,537
#	Mitsuboshi Belting Ltd.	97,400	2,345,249
	Mitsui & Co. Ltd. (8031 JP)	1,170,590	28,786,705
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,547	9,088,215
	Mitsui Chemicals, Inc.	362,689	8,562,699
	Mitsui DM Sugar Co. Ltd.	78,900	1,553,813
	Mitsui E&S Co. Ltd.	386,519	15,713,922
	Mitsui Fudosan Co. Ltd.	1,418,500	14,769,989
	Mitsui High-Tec, Inc.	440,300	2,196,013
	Mitsui Kinzoku Co. Ltd.	237,400	24,180,971
#	Mitsui Matsushima Holdings Co. Ltd.	248,500	2,087,040
#	Mitsui OSK Lines Ltd.	562,700	16,718,726

		Shares	Value»
JAPAN — (Continued)
	Mitsui-Soko Holdings Co. Ltd.	362,400	$9,510,558
	Mitsuuroko Group Holdings Co. Ltd.	128,700	1,758,427
	Miura Co. Ltd.	160,900	3,115,614
	MIXI, Inc.	140,900	2,843,323
#	Miyaji Engineering Group, Inc.	108,000	1,383,996
	Miyazaki Bank Ltd.	101,900	3,064,226
	Miyoshi Oil & Fat Co. Ltd.	31,045	442,984
	Mizuho Financial Group, Inc. (8411 JP)	1,707,696	57,200,068
	Mizuho Leasing Co. Ltd.	803,600	6,437,844
	Mizuho Medy Co. Ltd.	33,500	354,299
	Mizuno Corp.	276,963	4,996,437
	Mochida Pharmaceutical Co. Ltd.	67,748	1,294,211
	Modec, Inc.	31,200	2,023,915
	Monogatari Corp.	124,400	3,110,307
	MonotaRO Co. Ltd.	364,300	5,082,750
#	MORESCO Corp.	5,000	44,310
	Morinaga & Co. Ltd.	314,800	5,424,246
	Morinaga Milk Industry Co. Ltd.	358,800	7,745,093
	Moriroku Co. Ltd.	23,362	355,371
	Morita Holdings Corp.	133,600	2,019,798
	Morito Co. Ltd.	74,100	780,626
	Morozoff Ltd.	58,194	575,495
	Mory Industries, Inc.	120,500	750,197
	MOS Food Services, Inc.	20,500	514,131
#	MrMax Holdings Ltd.	121,200	605,553
	MS&AD Insurance Group Holdings, Inc.	1,195,522	24,645,040
	MTG Co. Ltd.	11,700	281,958
#	MTI Ltd.	28,800	150,035
	Mugen Estate Co. Ltd.	57,251	755,822
	m-up Holdings, Inc.	111,700	1,395,464
	Murakami Corp.	2,100	92,210
	Murata Manufacturing Co. Ltd.	652,560	14,069,789
	Musashi Seimitsu Industry Co. Ltd.	227,200	5,125,646
	Musashino Bank Ltd.	143,301	3,855,168
	Muto Seiko Co.	5,000	54,586
	Mutoh Holdings Co. Ltd.	5,300	95,943
	Nabtesco Corp.	151,800	3,802,535

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	NAC Co. Ltd.	61,000	$206,812
#	Nachi-Fujikoshi Corp.	66,564	1,702,732
#	Nafco Co. Ltd.	34,000	440,731
#	Nagano Keiki Co. Ltd.	61,000	927,913
	Nagase & Co. Ltd.	454,400	9,923,288
	Nagase Brothers, Inc.	21,400	311,554
	Nagoya Railroad Co. Ltd.	342,099	3,742,209
	Nakabayashi Co. Ltd.	135,300	505,281
	Nakamoto Packs Co. Ltd.	18,300	215,181
#	Nakamuraya Co. Ltd.	13,700	270,246
	Nakanishi, Inc.	118,000	1,562,341
	Nakano Corp.	8,100	50,136
#	Nakayama Steel Works Ltd.	111,300	444,788
	Namura Shipbuilding Co. Ltd.	162,548	5,512,989
	Nankai Electric Railway Co. Ltd.	185,100	3,343,496
	Nanto Bank Ltd.	151,101	5,025,536
	Narasaki Sangyo Co. Ltd.	13,400	296,122
	Nasu Denki Tekko Co. Ltd.	1,000	102,043
#	Natori Co. Ltd.	30,000	378,494
	NCD Co. Ltd./Shinagawa	8,600	149,164
*	NE, Inc.	20,200	104,860
	NEC Capital Solutions Ltd.	53,100	1,311,996
	NEC Corp.	799,400	29,034,237
	NEOJAPAN, Inc.	5,900	69,734
*	Net Protections Holdings, Inc.	31,800	163,867
	Neturen Co. Ltd.	143,000	1,105,388
#	New Art Holdings Co. Ltd.	20,459	190,222
	Nexon Co. Ltd.	180,200	3,675,087
#	Nextage Co. Ltd.	159,500	2,396,775
#*	NexTone, Inc.	21,400	304,595
	NGK Insulators Ltd.	554,788	9,360,131
	NH Foods Ltd.	266,699	9,849,928
	NHK Spring Co. Ltd.	824,637	15,460,182
#	Nicca Chemical Co. Ltd.	38,401	361,181
	Nice Corp.	22,561	259,690
	Nichia Steel Works Ltd.	102,101	248,760
	Nichias Corp.	321,500	11,996,535
#	Nichiban Co. Ltd.	42,800	530,477
	Nichicon Corp.	234,700	2,354,835
#	Nichiden Corp.	55,600	895,003
	Nichiha Corp.	88,900	1,581,248
	Nichimo Co. Ltd.	16,259	262,766

		Shares	Value»
JAPAN — (Continued)
	Nichirei Corp.	914,741	$10,828,130
	Nichireki Group Co. Ltd.	108,000	1,698,802
	Nichirin Co. Ltd.	55,030	1,280,543
	NIDEC Corp. (6594 JP)	1,119,887	13,625,411
	Nifco, Inc.	297,300	8,615,615
	Nihon Dempa Kogyo Co. Ltd.	67,600	493,732
	Nihon Dengi Co. Ltd.	14,400	511,054
	Nihon Denkei Co. Ltd.	27,100	358,030
	Nihon Flush Co. Ltd.	52,100	273,157
#	Nihon House Holdings Co. Ltd.	107,477	206,901
	Nihon Kagaku Sangyo Co. Ltd.	54,300	787,266
	Nihon M&A Center Holdings, Inc.	870,799	4,101,279
#	Nihon Nohyaku Co. Ltd.	191,500	1,071,618
	Nihon Parkerizing Co. Ltd.	284,600	2,471,942
	Nihon Plast Co. Ltd.	6,571	17,409
#	Nihon Seiko Co. Ltd.	1,100	87,233
	Nihon Tokushu Toryo Co. Ltd.	76,300	1,032,737
	Nihon Trim Co. Ltd.	9,300	290,336
	Nihon Yamamura Glass Co. Ltd.	14,500	250,584
#	Niitaka Co. Ltd.	9,400	161,537
	Nikkiso Co. Ltd.	192,700	1,883,844
	Nikko Co. Ltd.	113,400	562,323
#	Nikkon Holdings Co. Ltd.	483,800	10,911,652
#	Nikon Corp.	516,900	6,028,436
	Nintendo Co. Ltd.	151,711	12,939,414
	Nippi, Inc.	8,500	694,496
	Nippn Corp.	250,900	3,567,055
	Nippon Air Conditioning Services Co. Ltd.	91,700	779,667
	Nippon Aqua Co. Ltd.	49,400	299,346
#	Nippon Avionics Co. Ltd.	26,000	916,286
#	Nippon Beet Sugar Manufacturing Co. Ltd.	51,541	999,004
	Nippon Carbide Industries Co., Inc.	28,200	388,194
#	Nippon Carbon Co. Ltd.	29,600	832,439
	Nippon Chemical Industrial Co. Ltd.	28,600	519,108

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	Nippon Chemi-Con Corp.	55,600	$561,081
#*	Nippon Coke & Engineering Co. Ltd.	505,855	311,154
#	Nippon Concrete Industries Co. Ltd.	172,401	360,906
#	Nippon Denko Co. Ltd.	448,350	978,599
	Nippon Densetsu Kogyo Co. Ltd.	116,300	2,169,671
	Nippon Dry-Chemical Co. Ltd.	6,200	338,753
	Nippon Electric Glass Co. Ltd.	325,401	10,955,217
	Nippon Express Holdings, Inc.	825,228	17,556,962
	Nippon Fine Chemical Co. Ltd.	43,300	697,575
	Nippon Gas Co. Ltd.	544,500	10,423,655
	Nippon Hume Corp.	100,600	2,028,023
	Nippon Kayaku Co. Ltd.	392,600	3,590,095
	Nippon Kodoshi Corp.	23,400	412,961
	Nippon Light Metal Holdings Co. Ltd.	173,028	2,519,682
	Nippon Paint Holdings Co. Ltd.	905,100	5,757,362
	Nippon Paper Industries Co. Ltd.	301,196	2,253,396
	Nippon Parking Development Co. Ltd.	932,000	1,633,157
	Nippon Rietec Co. Ltd.	17,500	233,523
	Nippon Sanso Holdings Corp.	348,000	11,557,710
	Nippon Seiki Co. Ltd.	250,400	2,893,499
	Nippon Seisen Co. Ltd.	41,500	297,767
	Nippon Sharyo Ltd.	18,599	402,890
*	Nippon Sheet Glass Co. Ltd.	300,360	1,123,757
	Nippon Shinyaku Co. Ltd.	162,094	3,391,584
	Nippon Shokubai Co. Ltd.	373,618	4,328,863
	Nippon Signal Co. Ltd.	253,050	2,069,122
	Nippon Soda Co. Ltd.	216,600	4,801,790
	Nippon Steel Corp.	5,296,890	21,833,926
	Nippon Television Holdings, Inc.	50,400	1,222,828

		Shares	Value»
JAPAN — (Continued)
	Nippon Thompson Co. Ltd.	323,800	$1,402,108
	Nippon Yakin Kogyo Co. Ltd.	59,660	1,652,989
	Nippon Yusen KK	721,690	24,922,361
	Nipro Corp.	605,901	5,914,409
	Nishikawa Rubber Co. Ltd.	6,800	125,155
	Nishimatsu Construction Co. Ltd.	150,000	5,152,475
	Nishimatsuya Chain Co. Ltd.	74,200	992,798
	Nishi-Nippon Financial Holdings, Inc.	635,014	10,851,287
	Nishi-Nippon Railroad Co. Ltd.	107,800	1,565,993
	Nishio Holdings Co. Ltd.	69,700	1,982,873
	Nissan Chemical Corp.	332,230	11,224,607
*	Nissan Motor Co. Ltd.	2,308,113	5,275,729
#	Nissan Shatai Co. Ltd.	213,600	1,422,116
	Nissan Tokyo Sales Holdings Co. Ltd.	115,700	377,074
	Nissei ASB Machine Co. Ltd.	27,200	1,204,786
#	Nissei Plastic Industrial Co. Ltd.	37,868	208,682
	Nissha Co. Ltd.	152,683	1,326,525
	Nisshin Group Holdings Co. Ltd.	126,700	494,811
	Nisshin Oillio Group Ltd.	136,600	4,513,424
	Nisshin Seifun Group, Inc.	498,845	5,639,687
	Nisshinbo Holdings, Inc.	512,341	4,048,924
#	Nissin Foods Holdings Co. Ltd.	101,625	1,834,519
#	Nisso Holdings Co. Ltd.	60,000	250,319
	Nissui Corp.	1,451,900	10,115,405
	Niterra Co. Ltd.	505,400	20,733,065
#	Nitori Holdings Co. Ltd.	880,400	14,264,411
	Nitta Corp.	75,200	1,971,182
	Nitta Gelatin, Inc.	56,263	361,456
#	Nittetsu Mining Co. Ltd.	322,010	3,526,943
	Nitto Denko Corp.	1,604,600	39,962,326
	Nitto Fuji Flour Milling Co. Ltd.	3,600	162,207

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Nitto Kogyo Corp.	118,100	$2,828,181
#	Nitto Kohki Co. Ltd.	39,600	439,749
#	Nitto Seiko Co. Ltd.	106,305	474,684
	Nittoc Construction Co. Ltd.	84,949	674,668
#	Nittoku Co. Ltd.	29,600	467,695
	No.1 Co. Ltd.	3,600	50,544
	Noda Corp.	18,352	83,683
	Noevir Holdings Co. Ltd.	33,200	942,199
	NOF Corp.	466,200	8,295,814
	Nohmi Bosai Ltd.	30,000	737,632
#	Nojima Corp.	1,176,000	8,683,379
	NOK Corp.	343,200	6,094,038
	Nomura Co. Ltd.	16,500	109,760
	Nomura Holdings, Inc. (8604 JP)	2,202,698	15,718,671
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	122,223	870,228
	Nomura Micro Science Co. Ltd.	13,600	346,469
	Nomura Real Estate Holdings, Inc.	1,623,100	9,269,314
	Nomura Research Institute Ltd.	328,585	12,687,669
	Noritake Co. Ltd.	96,000	3,007,038
	Noritsu Koki Co. Ltd.	289,800	3,145,797
	Noritz Corp.	125,600	1,630,856
	North Pacific Bank Ltd.	1,264,600	5,922,551
#	NPC, Inc.	27,000	125,531
	NPR-RIKEN Corp.	115,180	2,332,179
#	NS Solutions Corp.	138,200	3,482,202
#	NS Tool Co. Ltd.	49,000	243,278
	NS United Kaiun Kaisha Ltd.	60,800	2,173,674
	NSD Co. Ltd.	206,978	4,422,212
	NSK Ltd.	1,158,146	5,835,906
#	NSW, Inc.	30,000	483,293
	NTN Corp.	1,393,500	3,111,063
	NTT, Inc.	14,775,000	15,207,222
#*	Nxera Pharma Co. Ltd.	181,900	1,058,124
	Oat Agrio Co. Ltd.	27,500	390,948
#	Obara Group, Inc.	29,400	799,306
	Obayashi Corp.	884,000	14,955,018
	OBIC Business Consultants Co. Ltd.	15,400	881,347
	Obic Co. Ltd.	194,900	6,046,007
	Odakyu Electric Railway Co. Ltd.	395,499	4,182,916
#	Oenon Holdings, Inc.	183,600	614,283

		Shares	Value»
JAPAN — (Continued)
	Ogaki Kyoritsu Bank Ltd.	207,846	$4,975,442
#	Ohara, Inc.	32,600	240,504
#	Ohashi Technica, Inc.	44,400	589,209
#	Ohba Co. Ltd.	19,400	139,827
	Ohki Healthcare Holdings Co. Ltd.	1,900	17,314
	Ohsho Food Service Corp.	84,100	1,838,174
	OIE Sangyo Co. Ltd.	11,800	166,644
	Oiles Corp.	66,701	977,043
	Oisix ra daichi, Inc.	29,700	328,031
	Oita Bank Ltd.	53,300	1,759,186
	Oji Holdings Corp.	2,263,100	11,418,203
	Okabe Co. Ltd.	115,200	685,463
	Okada Aiyon Corp.	21,000	278,381
#	Okamoto Industries, Inc.	28,300	926,134
	Okamoto Machine Tool Works Ltd.	21,561	670,529
	Okamura Corp.	260,400	3,809,396
	Okasan Securities Group, Inc.	431,678	1,934,560
	Oki Electric Industry Co. Ltd.	365,878	4,371,272
	Okinawa Cellular Telephone Co.	163,400	2,723,982
#	Okinawa Electric Power Co., Inc.	90,258	591,441
	Okinawa Financial Group, Inc.	75,732	1,887,370
	OKUMA Corp.	221,500	4,931,201
	Okumura Corp.	130,400	4,133,721
#	Okura Industrial Co. Ltd.	37,051	1,193,197
	Okuwa Co. Ltd.	73,073	394,086
	Olympus Corp.	1,742,900	21,449,806
	Omron Corp.	458,900	12,796,315
	One Career, Inc.	4,300	70,895
	Ono Pharmaceutical Co. Ltd.	775,259	9,460,804
#	Onoken Co. Ltd.	95,500	852,601
	Onward Holdings Co. Ltd.	278,296	1,167,934
#	Ootoya Holdings Co. Ltd.	8,700	318,162
	Open House Group Co. Ltd.	298,598	14,369,412
	Open Up Group, Inc.	110,000	1,227,090
	Optex Group Co. Ltd.	79,960	1,207,081
#*	Optim Corp.	17,300	62,700
#	Optimus Group Co. Ltd.	16,300	35,480
	Optorun Co. Ltd.	6,400	70,467

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Oracle Corp. Japan	52,973	$4,883,572
	Organo Corp.	97,500	8,367,369
	Orient Corp.	185,544	1,159,612
	Oriental Land Co. Ltd.	345,400	6,990,090
	Oriental Shiraishi Corp.	571,300	1,573,386
	ORIX Corp. (8591 JP)	1,170,800	28,640,147
	ORIX Corp. (IX US), Sponsored ADR	25,055	613,597
#	Oro Co. Ltd.	21,300	324,998
	Osaka Gas Co. Ltd.	346,400	10,899,422
#	Osaka Organic Chemical Industry Ltd.	70,000	1,737,658
#	Osaka Steel Co. Ltd.	37,900	637,530
#	OSAKA Titanium Technologies Co. Ltd.	80,600	1,388,013
#	Osaki Electric Co. Ltd.	191,300	1,550,352
#	OSG Corp.	168,600	2,444,412
	Otsuka Corp.	258,800	5,116,492
	Otsuka Holdings Co. Ltd.	170,800	9,295,618
	OUG Holdings, Inc.	3,900	97,829
	Oyo Corp.	96,600	1,802,673
#	Ozu Corp.	7,200	79,688
	Pacific Industrial Co. Ltd.	158,500	3,160,905
#	Pacific Metals Co. Ltd.	54,658	726,008
	Pack Corp.	149,600	1,165,644
	PAL GROUP Holdings Co. Ltd.	421,200	5,419,754
	PALTAC Corp.	93,158	2,747,460
	Pan Pacific International Holdings Corp.	2,037,500	12,120,288
	Panasonic Holdings Corp.	2,188,742	25,431,486
	Paraca, Inc.	18,622	239,005
	Paramount Bed Holdings Co. Ltd.	130,900	2,997,717
#	Park24 Co. Ltd.	370,301	4,327,593
	Parker Corp.	6,000	43,569
	Pasona Group, Inc.	101,600	1,256,344
	Pegasus Co. Ltd.	115,156	615,262
	Penta-Ocean Construction Co. Ltd.	1,444,700	13,226,219

		Shares	Value»
JAPAN — (Continued)
#	People Dreams & Technologies Group Co. Ltd.	17,800	$185,164
*	PeptiDream, Inc.	181,800	1,840,736
	Persol Holdings Co. Ltd.	4,994,101	8,284,539
#	Pharma Foods International Co. Ltd.	65,200	336,436
	PHC Holdings Corp.	83,100	543,196
*	PIA Corp.	14,000	272,836
	Pickles Holdings Co. Ltd.	29,382	209,474
#	Pigeon Corp.	285,100	3,224,931
#	PILLAR Corp.	97,200	3,060,970
	Pilot Corp.	83,600	2,524,390
	Piolax, Inc.	70,800	788,882
#	Plus Alpha Consulting Co. Ltd.	72,100	1,105,302
#	Pole To Win Holdings, Inc.	65,700	140,799
#	Port, Inc.	25,100	318,687
	PR Times Corp.	18,226	351,795
	Premium Group Co. Ltd.	150,000	1,920,263
	Premium Water Holdings, Inc.	7,800	167,589
	Press Kogyo Co. Ltd.	397,300	1,683,801
	Prestige International, Inc.	278,500	1,196,013
	Prima Meat Packers Ltd.	119,499	1,919,629
	Procrea Holdings, Inc.	84,927	953,726
#	Pronexus, Inc.	35,900	254,496
	Pro-Ship, Inc.	59,600	576,761
	PS Construction Co. Ltd.	45,817	537,353
	QB Net Holdings Co. Ltd.	9,721	85,568
	Qol Holdings Co. Ltd.	117,100	1,476,435
	Quick Co. Ltd.	43,400	661,783
#	Raccoon Holdings, Inc.	37,700	162,980
	Raito Kogyo Co. Ltd.	201,800	4,223,239
	Raiznext Corp.	123,700	1,536,917
	Raksul, Inc.	122,600	841,730
#	Rakumachi, Inc.	15,700	120,934
	Rakus Co. Ltd.	550,998	4,448,098
*	Rakuten Bank Ltd.	151,300	8,304,455
*	Rakuten Group, Inc.	1,561,900	10,218,267
	Rasa Corp.	34,900	373,724
	Rasa Industries Ltd.	37,799	1,231,545

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Recruit Holdings Co. Ltd.	1,047,700	$51,953,278
	Relo Group, Inc.	266,699	2,870,976
#	Renaissance, Inc.	16,900	115,187
	Renesas Electronics Corp.	921,299	11,377,643
	Rengo Co. Ltd.	1,298,610	7,909,088
#*	RENOVA, Inc.	167,000	894,779
	Resol Holdings Co. Ltd.	4,100	143,288
	Resona Holdings, Inc.	1,500,590	14,467,303
	Resonac Holdings Corp.	640,200	24,942,013
	Resorttrust, Inc.	583,200	6,872,543
	Restar Corp.	99,000	1,656,245
	Retail Partners Co. Ltd.	59,600	497,900
	Rheon Automatic Machinery Co. Ltd.	64,200	602,130
#	Rhythm Co. Ltd.	40,300	876,523
	Ricoh Co. Ltd.	1,274,719	10,935,538
	Ricoh Leasing Co. Ltd.	77,500	2,846,193
	Ride On Express Holdings Co. Ltd.	29,300	190,097
	Riken Keiki Co. Ltd.	88,900	2,024,785
	Riken Technos Corp.	190,900	1,730,376
	Riken Vitamin Co. Ltd.	65,400	1,187,279
#	Ringer Hut Co. Ltd.	22,900	330,268
	Rinnai Corp.	163,400	3,703,570
	Rion Co. Ltd.	26,000	421,414
	Rise Consulting Group, Inc.	16,500	94,597
	Riso Kagaku Corp.	23,516	178,256
#	Riso Kyoiku Group Corp.	192,293	245,570
#	Rix Corp.	7,400	178,748
#	Rock Field Co. Ltd.	47,900	440,847
	Rohm Co. Ltd.	775,299	12,415,385
	Rohto Pharmaceutical Co. Ltd.	251,600	3,902,333
#	Rokko Butter Co. Ltd.	48,512	369,345
	Roland Corp.	41,400	877,041
	Rorze Corp.	377,800	5,261,013
	Round One Corp.	770,641	5,533,360
	Royal Holdings Co. Ltd.	97,800	1,624,223
	RS Technologies Co. Ltd.	28,100	700,520
	Ryobi Ltd.	86,667	1,547,175
	RYODEN Corp.	68,800	1,425,381
	Ryohin Keikaku Co. Ltd.	996,100	20,489,141

		Shares	Value»
JAPAN — (Continued)
	Ryoyo Ryosan Holdings, Inc.	79,960	$1,540,760
	S Foods, Inc.	55,600	902,399
	S&B Foods, Inc.	10,600	229,023
#	Sac’s Bar Holdings, Inc.	58,200	295,650
	Sagami Rubber Industries Co. Ltd.	25,600	145,980
	Saibu Gas Holdings Co. Ltd.	51,100	612,595
	Saizeriya Co. Ltd.	89,200	2,916,664
	Sakai Chemical Industry Co. Ltd.	76,000	1,402,348
#	Sakai Heavy Industries Ltd.	32,400	431,370
	Sakai Moving Service Co. Ltd.	75,800	1,385,830
	Sakata INX Corp.	191,000	2,819,498
	Sakata Seed Corp.	54,600	1,399,025
	Sala Corp.	208,660	1,421,747
#	Samco, Inc.	4,300	115,377
	San Holdings, Inc.	96,200	937,382
#	San ju San Financial Group, Inc.	83,317	1,970,586
	San-A Co. Ltd.	129,300	2,249,130
	San-Ai Obbli Co. Ltd.	259,200	3,433,081
	Sangetsu Corp.	183,100	3,580,310
	San-In Godo Bank Ltd.	677,997	5,961,408
*	Sanken Electric Co. Ltd.	90,500	4,349,768
	Sanki Engineering Co. Ltd.	161,700	5,556,984
	Sanko Gosei Ltd.	87,952	480,101
	Sanko Metal Industrial Co. Ltd.	56,500	497,457
	Sankyo Co. Ltd.	808,850	14,031,407
	Sankyo Frontier Co. Ltd.	25,600	333,133
	Sankyo Seiko Co. Ltd.	113,400	495,692
#	Sankyo Tateyama, Inc.	96,935	378,176
	Sankyu, Inc.	252,000	12,867,149
#	Sanoh Industrial Co. Ltd.	80,100	476,536
	Sanrio Co. Ltd.	277,100	12,823,733
*	Sansan, Inc.	41,100	484,820
	Sansei Landic Co. Ltd.	8,900	78,972
	Sansei Technologies, Inc.	44,700	656,602

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sansha Electric Manufacturing Co. Ltd.	26,500	$155,309
	Sanshin Electronics Co. Ltd.	35,000	663,563
#	Santec Holdings Corp.	18,100	1,068,574
	Santen Pharmaceutical Co. Ltd.	814,399	7,979,293
	Sanwa Holdings Corp.	415,200	11,323,213
	Sanyo Chemical Industries Ltd.	50,400	1,371,327
	Sanyo Denki Co. Ltd.	131,400	3,360,028
#	Sanyo Electric Railway Co. Ltd.	29,600	384,680
#	Sanyo Engineering & Construction, Inc.	32,400	292,476
	Sanyo Industries Ltd.	1,500	44,555
	Sanyo Shokai Ltd.	43,099	889,167
	Sanyo Trading Co. Ltd.	87,000	895,526
	Sapporo Holdings Ltd.	94,900	4,560,557
	Sata Construction Co. Ltd.	46,000	322,654
	Sato Corp.	76,582	1,086,971
#	Sato Shoji Corp.	48,400	675,346
#	Satori Electric Co. Ltd.	47,500	591,026
	Sawai Group Holdings Co. Ltd.	264,900	3,163,505
	SAXA, Inc.	22,700	792,250
#*	SBI ARUHI Corp.	48,270	250,066
#	SBI Global Asset Management Co. Ltd.	37,500	144,205
	SBI Holdings, Inc.	431,380	19,277,089
#	SBS Holdings, Inc.	102,800	2,260,752
#	SCREEN Holdings Co. Ltd.	145,400	13,783,582
	Scroll Corp.	141,300	1,004,326
	SCSK Corp.	219,677	8,072,386
	SEC Carbon Ltd.	14,000	193,812
	Secom Co. Ltd.	182,800	6,179,518
	Seed Co. Ltd.	20,600	75,908
	Sega Sammy Holdings, Inc.	251,412	4,652,053
	Segue Group Co. Ltd.	21,300	88,735
	Seibu Holdings, Inc.	378,200	13,292,986
	Seika Corp.	108,402	1,616,206
	Seikagaku Corp.	147,800	629,648

		Shares	Value»
JAPAN — (Continued)
#	Seikitokyu Kogyo Co. Ltd.	95,399	$917,816
	Seiko Electric Co. Ltd.	12,500	178,896
	Seiko Epson Corp.	736,132	9,327,239
	Seiko Group Corp.	132,500	6,084,908
	Seino Holdings Co. Ltd.	321,000	4,536,358
	Seiren Co. Ltd.	182,200	3,731,145
	Sekisui Chemical Co. Ltd.	767,700	13,299,852
	Sekisui House Ltd.	526,700	11,300,487
	Sekisui Jushi Corp.	84,100	1,124,525
#	Sekisui Kasei Co. Ltd.	88,221	202,466
	SEMITEC Corp.	30,000	460,861
	Senko Group Holdings Co. Ltd.	605,000	7,896,559
	Senshu Electric Co. Ltd.	39,100	1,145,292
	Senshu Ikeda Holdings, Inc.	1,055,460	4,555,727
#*	Senshukai Co. Ltd.	111,900	164,679
	Septeni Holdings Co. Ltd.	22,500	59,752
	Seria Co. Ltd.	116,900	2,225,995
	Seven & i Holdings Co. Ltd.	4,047,856	51,487,895
	Seven Bank Ltd.	2,376,472	4,365,591
#	SFP Holdings Co. Ltd.	6,500	85,194
	SG Holdings Co. Ltd.	454,130	4,173,729
#	Sharingtechnology, Inc.	71,200	431,211
*	Sharp Corp.	647,098	3,592,144
	Shibaura Machine Co. Ltd.	97,000	2,693,599
	Shibaura Mechatronics Corp.	47,700	5,618,526
	Shibusawa Logistics Corp.	150,000	1,076,811
	Shibuya Corp.	56,100	1,244,592
*	SHIFT, Inc.	544,085	3,750,421
	Shiga Bank Ltd.	195,336	7,890,453
#	Shikibo Ltd.	69,400	451,679
	Shikoku Bank Ltd.	225,500	2,128,157
	Shikoku Electric Power Co., Inc.	287,700	2,568,692
	Shikoku Kasei Holdings Corp.	117,600	2,093,456
#	Shima Seiki Manufacturing Ltd.	95,269	612,747
#	Shimadaya Corp.	19,400	221,877
	Shimadzu Corp.	291,200	7,829,046

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shimamura Co. Ltd.	138,892	$8,954,323
	Shimano, Inc.	70,307	7,365,772
#	Shimizu Bank Ltd.	30,000	391,904
	Shimizu Corp.	838,000	11,248,600
	Shimojima Co. Ltd.	13,800	115,495
	Shin Maint Holdings Co. Ltd.	15,100	111,072
	Shin Nippon Air Technologies Co. Ltd.	89,600	1,789,287
#	Shin Nippon Biomedical Laboratories Ltd.	65,800	622,387
	Shinagawa Refra Co. Ltd.	141,400	1,694,741
	Shindengen Electric Manufacturing Co. Ltd.	20,600	467,820
	Shin-Etsu Chemical Co. Ltd.	1,125,900	33,843,347
	Shin-Etsu Polymer Co. Ltd.	185,300	2,320,511
#	Shinko Shoji Co. Ltd.	147,900	976,688
	Shinmaywa Industries Ltd.	287,100	3,733,728
	Shinnihon Corp.	141,400	1,625,143
	Shinnihonseiyaku Co. Ltd.	31,600	442,888
	Shinsho Corp.	76,500	1,152,657
#	Shinwa Co. Ltd. (3447 JP)	37,700	203,107
	Shinwa Co. Ltd. (7607 JP)	32,200	641,699
	Shionogi & Co. Ltd.	715,100	11,994,083
	Ship Healthcare Holdings, Inc.	392,600	5,873,073
	Shiseido Co. Ltd.	402,504	6,779,718
	Shizuoka Financial Group, Inc.	823,630	11,092,330
	Shizuoka Gas Co. Ltd.	222,200	1,624,847
	SHO-BOND Holdings Co. Ltd.	99,400	3,154,113
	Shoei Co. Ltd.	207,300	2,201,971
#	Shoei Foods Corp.	28,100	718,302
	Shofu, Inc.	8,800	108,092
	Showa Sangyo Co. Ltd.	61,428	1,172,568
	Showa Shinku Co. Ltd.	8,600	80,261
	SIGMAXYZ Holdings, Inc.	284,400	1,612,789
	Siix Corp.	117,980	1,058,122

		Shares	Value»
JAPAN — (Continued)
*	Simplex Holdings, Inc.	115,500	$3,220,565
	Sinanen Holdings Co. Ltd.	26,400	1,057,207
	Sinfonia Technology Co. Ltd.	111,500	7,674,215
	Sinko Industries Ltd.	172,500	1,441,191
	Sintokogio Ltd.	112,500	753,397
	SK Kaken Co. Ltd.	2,500	147,074
#	SK-Electronics Co. Ltd.	34,722	670,089
	SKY Perfect JSAT Holdings, Inc.	770,500	7,581,699
	Skylark Holdings Co. Ltd.	712,400	12,885,535
	Skymark Airlines, Inc.	64,900	188,881
#	Smaregi, Inc.	22,100	407,526
	SMC Corp.	50,200	17,184,586
#	SMK Corp.	15,299	224,823
	SMS Co. Ltd.	168,000	1,448,005
#	Socionext, Inc.	222,900	5,016,264
#	Soda Nikka Co. Ltd.	70,300	455,247
	Sodick Co. Ltd.	262,334	1,658,718
	Soft99 Corp.	11,800	301,053
	SoftBank Corp.	19,213,000	27,301,634
	SoftBank Group Corp.	1,193,063	209,344,931
	Softcreate Holdings Corp.	63,000	871,525
	Software Service, Inc.	9,300	826,716
	Sojitz Corp.	439,519	11,660,634
	Soken Chemical & Engineering Co. Ltd.	48,700	753,127
	Solasto Corp.	223,742	731,119
#	Soliton Systems KK	24,200	269,060
	Solvvy, Inc.	4,500	62,786
	Sompo Holdings, Inc.	1,157,100	35,263,159
*	Sony Financial Group, Inc.	5,644,000	5,691,244
*	Sony Financial Group, Inc., ADR	274,721	1,365,363
	Sony Group Corp. (6758 JP)	5,644,000	157,183,026
#	Sony Group Corp. (SONY US), Sponsored ADR	1,305,723	36,416,614
	Sotetsu Holdings, Inc.	173,200	2,903,396
#	Space Co. Ltd.	50,960	451,687
	Sparx Group Co. Ltd.	96,639	974,828
	SPK Corp.	30,800	446,752
#	S-Pool, Inc.	48,100	88,270
#	Sprix, Inc.	3,700	32,886

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Square Enix Holdings Co. Ltd.	79,200	$1,532,107
	SRA Holdings	51,500	1,668,615
	SRE Holdings Corp.	22,900	418,893
#	SRS Holdings Co. Ltd.	20,900	155,409
#	ST Corp.	19,100	194,287
	ST HD Co. Ltd.	144,100	2,431,580
#	St. Care Holding Corp.	36,100	194,174
	St. Marc Holdings Co. Ltd.	20,000	345,504
	Stanley Electric Co. Ltd.	332,600	6,532,998
	Star Mica Holdings Co. Ltd.	82,800	611,080
	Star Micronics Co. Ltd.	93,300	1,005,502
	Startia Holdings, Inc.	9,700	173,599
	Starts Corp., Inc.	199,700	6,203,450
	Starzen Co. Ltd.	205,494	1,546,220
	Stella Chemifa Corp.	42,300	1,122,827
#	Step Co. Ltd.	29,100	457,902
	STI Foods Holdings, Inc.	27,300	227,297
	Strike Co. Ltd.	27,600	679,935
#	Studio Alice Co. Ltd.	35,700	470,358
	Subaru Corp.	1,757,600	37,389,636
	Subaru Enterprise Co. Ltd.	32,000	681,726
	Sugi Holdings Co. Ltd.	341,400	7,374,821
#	Sugimoto & Co. Ltd.	88,700	1,038,786
	Sukegawa Electric Co. Ltd.	1,300	63,642
	SUMCO Corp.	896,560	9,136,680
	Sumida Corp.	121,300	881,376
	Suminoe Co. Ltd.	15,600	122,372
#	Sumiseki Holdings, Inc.	124,200	449,505
	Sumitomo Bakelite Co. Ltd.	239,500	7,966,251
	Sumitomo Chemical Co. Ltd.	3,088,952	9,085,609
	Sumitomo Corp.	627,700	18,260,385
	Sumitomo Densetsu Co. Ltd.	73,400	4,619,007
	Sumitomo Electric Industries Ltd.	1,367,900	49,870,082
	Sumitomo Forestry Co. Ltd.	1,469,400	15,285,831
#	Sumitomo Heavy Industries Ltd.	330,663	8,840,790

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Metal Mining Co. Ltd.	371,400	$12,149,399
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	2,617,410	70,863,209
	Sumitomo Mitsui Trust Group, Inc.	638,646	17,541,403
	Sumitomo Osaka Cement Co. Ltd.	94,699	2,365,598
*	Sumitomo Pharma Co. Ltd.	136,800	1,491,389
	Sumitomo Realty & Development Co. Ltd.	427,700	18,261,501
	Sumitomo Riko Co. Ltd.	243,800	4,125,748
	Sumitomo Rubber Industries Ltd.	405,363	4,747,378
	Sumitomo Seika Chemicals Co. Ltd.	36,101	1,118,222
	Sumitomo Warehouse Co. Ltd.	276,100	5,823,459
	Sun Frontier Fudousan Co. Ltd.	163,500	2,422,041
#	Suncall Corp.	91,500	599,436
	Sundrug Co. Ltd.	194,700	5,254,997
#	Suntory Beverage & Food Ltd.	169,400	5,127,681
	Sun-Wa Technos Corp.	44,900	779,820
	Suruga Bank Ltd.	431,800	4,322,366
#	Suzuden Corp.	17,700	192,285
	Suzuken Co. Ltd.	233,199	8,856,091
	Suzuki Co. Ltd.	53,000	740,667
	Suzuki Motor Corp.	2,121,500	31,671,599
	SWCC Corp.	184,800	8,978,657
#	Synchro Food Co. Ltd.	13,200	53,507
	Sysmex Corp.	513,600	5,725,387
	System Research Co. Ltd.	15,000	197,690
	System Support Holdings, Inc.	18,700	368,814
#	Systems Engineering Consultants Co. Ltd.	15,200	254,569
	Systena Corp.	1,023,900	3,523,615
	Syuppin Co. Ltd.	61,900	510,415
	T Hasegawa Co. Ltd.	113,692	1,991,941
	T RAD Co. Ltd.	21,100	954,615
	T&D Holdings, Inc.	654,210	14,049,500
#	Tachibana Eletech Co. Ltd.	78,580	1,443,514
	Tachikawa Corp.	46,139	566,041

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tachi-S Co. Ltd.	92,500	$1,172,536
	Tadano Ltd.	258,545	1,795,656
	Taihei Dengyo Kaisha Ltd.	165,900	2,326,180
	Taiheiyo Cement Corp.	361,191	9,799,659
	Taiheiyo Kouhatsu, Inc.	14,899	74,388
#	Taiho Kogyo Co. Ltd.	79,200	351,358
	Taikisha Ltd.	176,400	3,492,344
	Taiko Bank Ltd.	23,900	270,430
	Taisei Corp.	120,480	8,766,270
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	18,400	314,730
	Taiyo Holdings Co. Ltd.	128,900	6,895,302
	Taiyo Yuden Co. Ltd.	406,099	11,533,942
	Takamatsu Construction Group Co. Ltd.	66,700	1,463,900
#	Takamiya Co. Ltd.	73,843	198,987
	Takano Co. Ltd.	3,100	15,099
	Takaoka Toko Co. Ltd.	49,974	1,112,944
	Takara & Co. Ltd.	25,600	675,364
	Takara Bio, Inc.	167,900	1,004,058
	Takara Holdings, Inc.	399,700	4,071,038
	Takara Standard Co. Ltd.	189,444	3,059,790
	Takasago International Corp.	346,500	3,386,360
	Takasago Thermal Engineering Co. Ltd.	201,200	5,970,441
#	Takashima & Co. Ltd.	136,800	726,936
	Takashimaya Co. Ltd.	1,059,800	11,335,995
	Take & Give Needs Co. Ltd.	32,400	172,884
#	TAKEBISHI Corp.	28,200	373,879
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	1,299,907	35,081,232
	Takemoto Yohki Co. Ltd.	25,300	138,338
	Takeuchi Manufacturing Co. Ltd.	173,000	7,132,374
#	Taki Chemical Co. Ltd.	6,300	147,372
	Takuma Co. Ltd.	10,000	153,373
#	Tama Home Co. Ltd.	92,800	2,174,571
	Tamron Co. Ltd.	626,000	4,445,570
	Tamura Corp.	234,100	802,319

		Shares	Value»
JAPAN — (Continued)
	Tanabe Engineering Corp.	22,500	$344,902
	Tanseisha Co. Ltd.	108,949	939,928
#	Tauns Laboratories, Inc.	30,700	110,477
#	Tayca Corp.	49,100	418,440
#	Tazmo Co. Ltd.	33,600	517,515
	Tbk Co. Ltd.	79,201	168,925
	TBS Holdings, Inc.	118,700	4,098,424
	TDC Soft, Inc.	97,400	851,468
	TDK Corp. (6762 JP)	2,302,500	40,229,747
#	TDK Corp. (TTDKY US), Sponsored ADR	597,870	10,674,969
	TechMatrix Corp.	128,000	1,810,281
#	Techno Medica Co. Ltd.	15,700	191,191
#	Techno Ryowa Ltd.	23,570	865,175
	Techno Smart Corp.	28,200	380,532
	Teijin Ltd.	672,268	5,881,355
	Teikoku Electric Manufacturing Co. Ltd.	47,300	947,134
#	Teikoku Sen-I Co. Ltd.	75,200	1,673,534
#	Teikoku Tsushin Kogyo Co. Ltd.	37,600	602,546
	Tekken Corp.	51,899	1,239,698
#	Temairazu, Inc.	7,999	166,814
#	Tenpos Holdings Co. Ltd.	2,000	44,919
#	Tera Probe, Inc.	11,100	421,091
	Terumo Corp.	290,900	4,695,392
#	Tess Holdings Co. Ltd.	135,688	306,312
	THK Co. Ltd.	301,700	8,033,521
	Tigers Polymer Corp.	6,600	41,408
	TIS, Inc.	412,201	14,200,666
	TKC Corp.	82,100	2,148,095
	Toa Corp. (1885 JP)	278,400	4,264,267
	Toa Corp. (6809 JP)	153,216	1,255,227
#	TOA ROAD Corp.	151,100	1,521,689
	Toagosei Co. Ltd.	465,650	4,619,175
	TOBISHIMA HOLDINGS, Inc.	87,240	1,191,478
	Tobu Railway Co. Ltd.	277,000	4,467,444
	TOC Co. Ltd.	114,000	602,269
	Tocalo Co. Ltd.	303,700	4,450,985
	Tochigi Bank Ltd.	548,501	1,955,531
	Toda Corp.	878,600	5,918,915
	Toei Animation Co. Ltd.	94,000	1,761,746
	Toei Co. Ltd.	55,300	1,965,845
	Toell Co. Ltd.	8,400	43,689
	Toenec Corp.	194,800	2,114,133

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Togami Electric Manufacturing Co. Ltd.	11,600	$317,818
#	Toho Bank Ltd.	830,855	2,458,856
	Toho Chemical Industry Co. Ltd.	23,000	117,357
	Toho Co. Ltd. (8142 JP)	40,400	868,759
	Toho Co. Ltd. (9602 JP)	60,000	3,517,011
	Toho Gas Co. Ltd.	148,955	4,447,794
	Toho Holdings Co. Ltd.	200,800	6,439,427
	Toho System Science Co. Ltd.	1,800	13,143
#	Toho Titanium Co. Ltd.	173,600	1,779,247
#*	Toho Zinc Co. Ltd.	61,199	266,797
	Tohoku Bank Ltd.	60,500	519,182
	Tohoku Electric Power Co., Inc.	609,700	4,171,700
#	Tohokushinsha Film Corp.	45,000	176,184
#	Tokai Carbon Co. Ltd.	621,400	4,162,642
	Tokai Corp.	58,002	803,508
	TOKAI Holdings Corp.	345,800	2,289,344
	Tokai Rika Co. Ltd.	215,467	3,870,735
	Tokai Tokyo Financial Holdings, Inc.	651,417	2,413,738
	Token Corp.	25,470	2,336,553
	Tokio Marine Holdings, Inc. (8766 JP)	1,440,936	53,737,069
	Tokio Marine Holdings, Inc. (TKOMY US), ADR	167,916	6,248,154
#	Tokushu Tokai Paper Co. Ltd.	100,014	962,311
	Tokuyama Corp.	308,112	7,649,333
	Tokyo Base Co. Ltd.	22,200	65,393
	Tokyo Century Corp.	671,720	7,927,535
*	Tokyo Electric Power Co. Holdings, Inc.	1,843,312	9,211,873
#	Tokyo Electron Device Ltd.	107,400	2,098,385
	Tokyo Electron Ltd.	393,800	86,821,166
#	Tokyo Energy & Systems, Inc.	88,900	1,024,781
	Tokyo Gas Co. Ltd.	343,500	12,054,850
	Tokyo Individualized Educational Institute, Inc.	33,155	95,702

		Shares	Value»
JAPAN — (Continued)
	Tokyo Kiraboshi Financial Group, Inc.	134,674	$6,412,474
	Tokyo Ohka Kogyo Co. Ltd.	210,900	7,696,484
	Tokyo Printing Ink Manufacturing Co. Ltd.	1,600	73,014
	Tokyo Rope Manufacturing Co. Ltd.	36,099	337,966
#	Tokyo Sangyo Co. Ltd.	78,400	474,327
	Tokyo Seimitsu Co. Ltd.	119,200	8,200,184
	Tokyo Steel Manufacturing Co. Ltd.	260,800	2,301,216
	Tokyo Tatemono Co. Ltd.	708,600	13,229,728
#	Tokyo Tekko Co. Ltd.	41,000	1,498,315
#	Tokyo Theatres Co., Inc.	20,400	191,769
	Tokyotokeiba Co. Ltd.	57,400	2,058,207
	Tokyu Construction Co. Ltd.	320,880	2,182,397
	Tokyu Corp.	329,906	3,671,198
	Tokyu Fudosan Holdings Corp.	2,111,894	17,019,090
	Toli Corp.	183,400	741,951
	Tomato Bank Ltd.	29,600	265,051
	Tomen Devices Corp.	12,600	769,860
#	Tomoe Corp.	119,600	1,404,666
#	Tomoe Engineering Co. Ltd.	86,400	888,334
	Tomoku Co. Ltd.	52,600	1,123,436
	TOMONY Holdings, Inc.	1,084,760	4,807,090
	Tomy Co. Ltd.	328,000	6,747,533
	TOPPAN Holdings, Inc.	398,120	9,737,153
	Topre Corp.	107,336	1,555,930
#	Topy Industries Ltd.	77,300	1,427,241
	Toray Industries, Inc.	2,548,000	15,599,949
#	Torex Semiconductor Ltd.	26,400	272,080
#	Toridoll Holdings Corp.	181,300	5,251,221
	Torigoe Co. Ltd.	47,600	341,612
	Torishima Pump Manufacturing Co. Ltd.	83,600	1,133,529
	Tosei Corp.	169,600	3,608,393
	Toshiba TEC Corp.	93,100	1,879,164

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Tosho Co. Ltd.	16,700	$85,295
	Tosoh Corp.	718,813	10,248,508
	Totech Corp.	89,600	1,850,172
	Totetsu Kogyo Co. Ltd.	93,800	2,574,452
	TOTO Ltd.	191,898	4,867,418
#	Tottori Bank Ltd.	26,700	232,873
#	Toukei Computer Co. Ltd.	14,200	352,989
	Toumei Co. Ltd.	7,800	52,311
#	Tow Co. Ltd.	94,800	227,735
	Towa Bank Ltd.	100,000	602,294
	Towa Pharmaceutical Co. Ltd.	138,700	2,553,396
	Toyo Corp.	103,200	1,113,736
	Toyo Denki Seizo KK	17,000	227,503
#	Toyo Gosei Co. Ltd.	27,500	1,249,995
#	Toyo Innovex Co. Ltd.	57,700	248,004
	Toyo Kanetsu KK	34,100	997,522
	Toyo Securities Co. Ltd.	192,100	685,713
	Toyo Seikan Group Holdings Ltd.	429,600	9,644,622
	Toyo Suisan Kaisha Ltd.	59,500	4,312,853
#	Toyo Tanso Co. Ltd.	59,800	1,789,068
	Toyo Tire Corp.	606,300	16,570,213
	Toyo Wharf & Warehouse Co. Ltd.	2,200	23,086
	Toyobo Co. Ltd.	243,078	1,804,323
	Toyoda Gosei Co. Ltd.	274,000	6,341,668
	Toyokumo, Inc.	5,700	107,994
	Toyota Boshoku Corp.	284,200	4,321,283
	Toyota Industries Corp.	82,100	8,924,442
	Toyota Motor Corp. (7203 JP)	12,585,491	256,581,971
#	Toyota Motor Corp. (TM US), Sponsored ADR	13,823	2,822,518
	Toyota Tsusho Corp.	1,237,638	37,829,924
	TPR Co. Ltd.	133,534	1,048,693
#	Traders Holdings Co. Ltd.	84,219	488,677
#	Transaction Co. Ltd.	104,600	694,070
	Transcosmos, Inc.	54,000	1,279,669
	TRE Holdings Corp.	158,412	1,587,359
#	Treasure Factory Co. Ltd.	49,000	531,136
	Trend Micro, Inc. (4704 JP)	170,000	8,675,514

		Shares	Value»
JAPAN — (Continued)
	Trend Micro, Inc. (TMICY US), Sponsored ADR	3,140	$160,046
#	Tri Chemical Laboratories, Inc.	84,600	1,632,969
	Trinity Industrial Corp.	7,900	60,254
	Trusco Nakayama Corp.	142,122	2,240,784
	TS Tech Co. Ltd.	361,300	4,282,047
	TSI Holdings Co. Ltd.	271,990	1,687,745
#	Tsubaki Nakashima Co. Ltd.	125,025	315,631
	Tsubakimoto Chain Co.	393,000	5,500,483
#	Tsubakimoto Kogyo Co. Ltd.	52,200	923,152
	Tsuburaya Fields Holdings, Inc.	117,200	1,647,937
	Tsugami Corp.	191,300	3,390,635
	Tsukada Global Holdings, Inc.	54,100	220,460
	Tsukishima Holdings Co. Ltd.	117,600	1,945,435
	Tsukuba Bank Ltd.	243,300	497,395
	Tsumura & Co.	178,478	4,140,079
	Tsuruha Holdings, Inc.	698,000	12,119,190
	Tsurumi Manufacturing Co. Ltd.	130,200	1,640,771
	Tsutsumi Jewelry Co. Ltd.	22,700	332,887
	Tsuzuki Denki Co. Ltd.	23,900	489,502
	TV Asahi Holdings Corp.	138,200	2,812,282
	Tv Tokyo Holdings Corp.	28,100	846,179
#	TWOSTONE&Sons	26,300	125,144
	TYK Corp.	55,000	197,125
	UACJ Corp.	656,856	8,481,888
	UBE Corp.	294,765	4,333,345
#	Ubicom Holdings, Inc.	14,226	105,754
	Uchida Yoko Co. Ltd.	40,200	2,710,232
	Ukai Co. Ltd.	1,000	22,985
	ULS Group, Inc.	94,000	451,808
	Ulvac, Inc.	115,695	5,247,848
	U-Next Holdings Co. Ltd.	227,700	3,005,425
	Unicharm Corp.	1,388,499	8,590,888
	Unipres Corp.	113,941	884,514
	United Arrows Ltd.	68,800	859,291
#	United Super Markets Holdings, Inc.	159,823	853,241
#	UNITED, Inc.	8,500	28,044

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Universal Entertainment Corp.	62,700	$351,217
	Urbanet Corp. Co. Ltd.	126,000	459,508
	User Local, Inc.	12,800	162,666
	Ushio, Inc.	449,800	7,457,556
	USS Co. Ltd.	827,000	9,128,322
	UT Group Co. Ltd.	92,300	1,643,610
	V Technology Co. Ltd.	26,900	604,340
	Valor Holdings Co. Ltd.	139,413	2,552,027
	Valqua Ltd.	78,700	1,979,956
#	Value HR Co. Ltd.	63,000	690,666
	ValueCommerce Co. Ltd.	80,100	349,333
	Vector, Inc.	100,900	760,652
	Vertex Corp.	213,360	1,909,216
	Vision, Inc.	119,000	944,382
*	Visional, Inc.	75,900	5,269,943
	Vital KSK Holdings, Inc.	186,785	1,505,057
	VT Holdings Co. Ltd.	252,100	795,774
#	WA, Inc.	3,900	33,606
	Wacoal Holdings Corp.	156,400	5,453,849
	Wacom Co. Ltd.	221,900	1,204,431
	Wakachiku Construction Co. Ltd.	33,200	1,032,696
	Wakita & Co. Ltd.	190,600	2,193,327
	Warabeya Nichiyo Holdings Co. Ltd.	56,332	1,138,992
#	Waseda Academy Co. Ltd.	22,100	340,971
#	Watahan & Co. Ltd.	62,400	579,124
#	WATAMI Co. Ltd.	49,200	288,638
#	WDB Holdings Co. Ltd.	29,500	308,877
	WDI Corp.	2,100	40,993
#	Wealth Management, Inc.	5,800	41,329
	Weathernews, Inc.	30,800	802,838
	Welcia Holdings Co. Ltd.	266,687	5,318,502
	Wellneo Sugar Co. Ltd.	54,200	886,363
	Wellnet Corp.	50,400	212,951
#	West Holdings Corp.	130,506	1,248,240
	West Japan Railway Co.	270,900	5,567,569
#	Will Group, Inc.	46,700	308,612
*	WingArc1st, Inc.	59,400	1,293,913

		Shares	Value»
JAPAN — (Continued)
	Workman Co. Ltd.	45,200	$1,700,116
	World Co. Ltd.	86,100	1,510,834
	World Holdings Co. Ltd.	40,200	653,435
	Wowow, Inc.	20,000	188,562
#*	W-Scope Corp.	86,200	141,037
#	Xebio Holdings Co. Ltd.	80,139	566,534
#	YAC Holdings Co. Ltd.	56,024	326,271
	Yahagi Construction Co. Ltd.	110,900	1,568,922
#	Yakult Honsha Co. Ltd.	444,700	6,657,518
	YAKUODO Holdings Co. Ltd.	34,200	450,837
	YAMABIKO Corp.	168,640	2,817,486
	YAMADA Consulting Group Co. Ltd.	13,800	157,363
	Yamada Holdings Co. Ltd.	1,642,438	4,937,513
	Yamae Group Holdings Co. Ltd.	36,600	607,612
#	Yamagata Bank Ltd.	74,799	813,888
	Yamaguchi Financial Group, Inc.	651,900	7,468,716
	Yamaha Corp.	962,397	6,073,178
#	Yamaha Motor Co. Ltd.	2,797,400	20,154,602
#	Yamaichi Electronics Co. Ltd.	126,500	3,747,672
#	Yamami Co.	11,800	306,786
	Yamanashi Chuo Bank Ltd.	121,900	2,595,877
#	Yamatane Corp.	90,200	1,492,157
	Yamato Corp.	80,400	1,129,629
	Yamato Holdings Co. Ltd.	419,100	6,127,620
	Yamato Kogyo Co. Ltd.	112,100	7,065,829
#	Yamaura Corp.	24,100	223,302
	Yamax Corp.	13,000	169,890
#	Yamaya Corp.	9,710	149,067
	Yamazaki Baking Co. Ltd.	383,100	7,528,917
	Yamazen Corp.	220,600	2,044,050
#	Yashima Denki Co. Ltd.	42,800	720,880
	Yaskawa Electric Corp.	204,500	5,609,088
#	Yasuda Logistics Corp.	75,700	1,063,515
	YE DIGITAL Corp.	31,400	133,757
	Yellow Hat Ltd.	300,400	3,024,935

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yodoko Ltd.	526,000	$4,434,811
	Yokogawa Bridge Holdings Corp.	140,100	2,500,830
	Yokogawa Electric Corp.	284,100	8,498,695
	Yokohama Financial Group, Inc.	1,891,211	13,738,200
	Yokohama Rubber Co. Ltd.	532,300	18,997,260
#	Yokorei Co. Ltd.	199,000	1,583,000
	Yokowo Co. Ltd.	56,600	724,905
#	Yomeishu Seizo Co. Ltd.	22,000	593,131
	Yondenko Corp.	118,380	1,078,997
#	Yondoshi Holdings, Inc.	50,600	561,839
	Yonex Co. Ltd.	204,100	5,249,565
#	Yorozu Corp.	69,810	414,717
#*	Yoshimura Food Holdings KK	33,200	140,763
#	Yoshinoya Holdings Co. Ltd.	190,900	3,768,267
#	Yossix Holdings Co. Ltd.	12,700	208,438
	Yotai Refractories Co. Ltd.	3,400	39,203
#	Yuasa Funashoku Co. Ltd.	11,600	124,477
	Yuasa Trading Co. Ltd.	74,100	2,409,196
	Yuken Kogyo Co. Ltd.	4,500	85,588
#	Yukiguni Factory Co. Ltd.	58,618	391,075
	Yurtec Corp.	196,400	3,166,187
#	Yushin Co.	50,000	209,038
	Yushiro, Inc.	36,300	500,088
#	Yutaka Foods Corp.	4,000	54,783
	Yutaka Giken Co. Ltd.	2,200	43,212
	Zacros Corp.	232,000	1,585,573
	Zaoh Co. Ltd.	18,400	292,324
#	Zenitaka Corp.	10,337	530,709
	Zenkoku Hosho Co. Ltd.	347,693	7,146,118
	Zenrin Co. Ltd.	100,450	671,439
	Zensho Holdings Co. Ltd.	172,797	10,759,383
	Zeon Corp.	576,100	5,911,066
	ZERIA Pharmaceutical Co. Ltd.	73,100	948,678
#	ZIGExN Co. Ltd.	233,100	770,018
	Zojirushi Corp.	21,500	231,750
	ZOZO, Inc.	740,700	6,402,987
#	Zuiko Corp.	61,135	380,401

TOTAL JAPAN			8,106,537,332

		Shares	Value»
NETHERLANDS — (3.4%)
	Aalberts NV	464,798	$14,725,377
Ω	ABN AMRO Bank NV	1,010,931	30,205,265
	Acomo NV	87,049	2,357,951
*Ω	Adyen NV	9,183	15,734,925
	Aegon Ltd. (AEG US)	532,037	4,027,520
	Aegon Ltd. (AGN NA)	4,588,512	34,967,789
	Akzo Nobel NV	414,809	27,412,696
#*Ω	Alfen NV	12,665	140,339
	Allfunds Group PLC	637,082	4,842,931
	AMG Critical Materials NV	104,276	3,462,203
#	Aperam SA	237,788	8,286,263
	Arcadis NV	312,262	14,912,619
#	ArcelorMittal SA (MT US)	803,577	30,608,256
	ASM International NV	65,587	42,555,769
	ASML Holding NV (ASML NA)	119,915	126,787,248
	ASML Holding NV (ASML US)	180,734	191,438,875
	ASR Nederland NV	621,526	41,479,799
#*	Avantium NV	7,876	56,829
Ω	B&S Group SARL	114,363	783,064
*Ω	Basic-Fit NV	190,031	5,640,882
#	BE Semiconductor Industries NV	157,088	26,782,888
#	Brunel International NV	62,559	557,541
*	CM.com NV	12,593	60,938
	Coca-Cola Europacific Partners PLC	270,395	24,088,034
	Corbion NV	177,959	3,622,045
Ω	CTP NV	265,748	5,541,676
#*	Fastned BV	733	18,578
*	Flow Traders Ltd.	140,178	3,854,483
	ForFarmers NV	112,199	542,613
#	Fugro NV	324,641	3,315,330
	HAL Trust	6,222	976,565
	Havas NV	1,944,279	3,393,104
	Heineken NV	248,667	19,254,858
	IMCD NV	143,293	14,848,546
#	ING Groep NV (ING US), Sponsored ADR	17,787	443,429
	ING Groep NV (INGA NA)	2,231,490	55,719,557
*	InPost SA	758,935	9,559,890
	JDE Peet’s NV	303,543	11,047,174
#	Kendrion NV	46,468	762,337
	Koninklijke Ahold Delhaize NV (AD NA)	1,866,433	76,374,136
	Koninklijke BAM Groep NV	1,590,527	14,764,682

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke Heijmans NV	143,047	$10,134,026
	Koninklijke KPN NV	14,717,370	68,104,059
#	Koninklijke Philips NV (PHG US)	1,017,635	27,801,788
	Koninklijke Vopak NV	309,427	14,022,296
	Nedap NV	22,758	2,738,129
	NN Group NV	920,913	63,022,540
*	NX Filtration NV	3,533	11,406
	OCI NV	347,967	1,364,986
#*	Pharming Group NV	1,747,195	2,289,654
#	PostNL NV	658,503	728,659
	Prosus NV (PRX NA)	778,407	53,802,287
	Randstad NV	328,982	12,893,092
	SBM Offshore NV	886,185	22,915,875
#*	SIF Holding NV	9,744	78,359
Ω	Signify NV	389,068	9,313,308
#	Sligro Food Group NV	68,114	731,487
	TKH Group NV	186,987	8,266,339
*	TomTom NV	123,312	742,592
#	Universal Music Group NV	1,296,880	34,784,888
	Van Lanschot Kempen NV	105,539	6,170,592
	Wolters Kluwer NV	410,028	50,263,502

TOTAL NETHERLANDS			1,266,134,868

NEW ZEALAND — (0.3%)
#	a2 Milk Co. Ltd.	539,823	3,335,994
	Air New Zealand Ltd.	5,607,829	1,909,387
	Auckland International Airport Ltd.	804,016	3,742,058
	Briscoe Group Ltd.	3,458	10,687
#	Channel Infrastructure NZ Ltd.	1,103,230	1,692,092
	Chorus Ltd. (CHRYY US), ADR	10,086	266,674
	Chorus Ltd. (CNU NZ)	2,046,206	10,957,534
	Contact Energy Ltd.	1,319,165	7,032,236
	EBOS Group Ltd.	262,328	4,338,057
*	Eroad Ltd.	31,578	35,200
	Fisher & Paykel Healthcare Corp. Ltd.	349,622	7,412,019
#*	Fletcher Building Ltd. (FBU AU)	46,679	87,199
*	Fletcher Building Ltd. (FBU NZ)	2,939,911	5,480,377
	Fonterra Co-Operative Group Ltd.	193,658	905,353
	Freightways Group Ltd.	687,706	5,786,782

		Shares	Value»
NEW ZEALAND — (Continued)
#	Genesis Energy Ltd.	1,713,404	$2,460,698
*	Gentrack Group Ltd.	111,983	586,082
	Hallenstein Glasson Holdings Ltd.	171,926	969,170
#	Heartland Group Holdings Ltd.	2,364,582	1,467,050
#	Infratil Ltd.	530,312	3,748,258
	Investore Property Ltd.	603,508	434,211
*	KMD Brands Ltd.	3,029,320	493,841
	Mainfreight Ltd.	101,033	3,484,328
	Mercury NZ Ltd.	458,173	1,698,463
	Meridian Energy Ltd.	205,855	696,896
	Napier Port Holdings Ltd.	15,243	30,075
#	NZME Ltd. (NZM AU)	832,068	556,508
#	NZX Ltd.	1,159,303	1,021,260
#*	Oceania Healthcare Ltd.	1,997,807	902,573
#	Port of Tauranga Ltd.	394,422	1,775,551
*	Rakon Ltd.	153,337	70,154
	Restaurant Brands New Zealand Ltd.	111,871	322,616
*	Ryman Healthcare Ltd.	1,709,524	2,799,499
	Sanford Ltd.	268,979	947,054
	Scales Corp. Ltd.	446,620	1,558,351
*	Serko Ltd.	66,043	102,810
	Skellerup Holdings Ltd.	734,322	2,306,871
#	SKY Network Television Ltd.	795,781	1,639,896
#*	SKYCITY Entertainment Group Ltd.	3,471,784	1,448,575
#	Spark New Zealand Ltd.	2,268,503	3,180,284
#*	Steel & Tube Holdings Ltd.	706,501	286,937
#	Summerset Group Holdings Ltd.	1,077,108	7,143,794
#	Tourism Holdings Ltd.	671,768	973,448
	TOWER Ltd.	896,888	948,623
	Turners Automotive Group Ltd.	21,790	91,180
	Vector Ltd.	284,783	816,419
#*	Vista Group International Ltd.	335,878	509,124
*	Warehouse Group Ltd.	366,083	168,604

TOTAL NEW ZEALAND			98,630,852

NORWAY — (0.7%)
	2020 Bulkers Ltd.	66,756	911,015

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	ABG Sundal Collier Holding ASA	1,448,335	$1,005,116
	AF Gruppen ASA	99,999	1,679,579
	Akastor ASA	435,783	478,320
	Aker ASA, Class A	14,573	1,132,390
*	Aker BioMarine ASA	3,678	31,218
	Aker BP ASA	422,563	10,951,524
	Aker Solutions ASA	1,069,439	2,938,369
	Archer Ltd.	181,167	421,824
*	ArcticZymes Technologies ASA	28,327	80,529
	Atea ASA	310,060	4,723,773
	Austevoll Seafood ASA	306,909	2,881,657
#*Ω	AutoStore Holdings Ltd.	160,654	155,834
*	Axactor ASA	378,854	262,879
	B2 Impact ASA	892,479	1,529,815
#	Bakkafrost P	48,508	2,227,372
#	Bluenord ASA	53,722	2,453,240
	Bonheur ASA	100,475	2,173,698
	Borregaard ASA	307,322	5,820,252
	Bouvet ASA	227,976	1,447,368
Ω	BW LPG Ltd.	471,056	6,238,058
	BW Offshore Ltd.	502,070	1,828,259
#*	Cadeler AS (CADLR NO)	128,116	593,991
*	Cadeler AS (CDLR US), ADR	6,566	121,668
*	Cloudberry Clean Energy ASA	671,531	874,050
#	DNB Bank ASA	682,028	17,409,053
	DNO ASA	2,226,670	3,040,473
	DOF Group ASA	357,692	3,206,613
Ω	Elkem ASA	861,811	2,266,813
*	Elliptic Laboratories ASA	93,298	92,544
#Ω	Elmera Group ASA	302,288	972,448
	Elopak ASA	283,142	1,332,855
*	Ensurge Micropower ASA	377,894	43,111
Ω	Entra ASA	52,679	586,164
	Equinor ASA	1,136,966	27,231,805
Ω	Europris ASA	646,491	5,574,001
#	FLEX LNG Ltd. (FLNG NO)	68,867	1,788,473
#	FLEX LNG Ltd. (FLNG US)	4,783	124,214
#	Frontline PLC	271,218	6,635,336
#	Gjensidige Forsikring ASA	36,956	994,569
#	Golar LNG Ltd.	19,800	812,790
#*	Grieg Seafood ASA	251,982	1,687,464
#	Hafnia Ltd.	565,512	3,523,001

		Shares	Value»
NORWAY — (Continued)
#*	Hexagon Composites ASA	318,507	$286,058
	Himalaya Shipping Ltd.	1,591	12,473
#	Hoegh Autoliners ASA	311,789	2,793,805
Ω	Kid ASA	113,264	1,533,331
	Kitron ASA	557,120	4,141,941
Ω	Klaveness Combination Carriers ASA	63,577	481,918
*	Kongsberg Automotive ASA	3,499,532	598,010
	Kongsberg Gruppen ASA	214,860	5,477,485
#	Leroy Seafood Group ASA	339,360	1,597,881
*	LINK Mobility Group Holding ASA	797,615	2,362,397
	Magnora ASA	139,518	282,933
	Medistim ASA	12,088	325,104
	Morrow Bank ASA	109,423	144,219
#	Mowi ASA	150,940	3,318,110
	MPC Container Ships ASA	1,130,750	1,978,617
#Ω	Multiconsult ASA	38,244	649,223
*	Napatech AS	5,952	19,187
*	Nekkar ASA	115,588	139,386
#*	NEL ASA	1,897,209	413,884
	Norbit ASA	63,339	1,275,111
	Norconsult Norge AS	33,139	153,258
*	Nordic Mining ASA	77,653	112,880
#*	Nordic Semiconductor ASA	53,268	770,421
	Norsk Hydro ASA	817,996	5,530,112
*Ω	Norske Skog ASA	167,386	258,823
*	Northern Ocean Ltd.	39,056	23,188
	Norwegian Air Shuttle ASA	150,444	233,556
*	NRC Group ASA	13,302	10,126
	Odfjell Drilling Ltd.	499,918	4,015,561
	Odfjell SE, Class A	60,616	728,596
	Odfjell Technology Ltd.	85,243	489,435
*	OKEA ASA	153,854	277,031
#Ω	Okeanis Eco Tankers Corp.	63,287	2,181,888
	Olav Thon Eiendomsselskap ASA	23,024	602,090
#	Orkla ASA	151,121	1,534,832
*	Otello Corp. ASA	172,107	257,012
	Panoro Energy ASA	305,779	653,465

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Paratus Energy Services Ltd.	50,277	$205,790
	Pareto Bank ASA	62,592	530,286
	Petronor E&P ASA	33,233	33,953
	Pexip Holding ASA	120,836	742,296
*	PhotoCure ASA	28,695	164,697
*Ω	poLight ASA	46,889	29,540
#	Protector Forsikring ASA	144,955	6,529,905
	Public Property Invest AS	208,181	459,188
	Rana Gruber ASA	113,729	717,055
	Reach Subsea ASA	36,889	24,320
#	Salmar ASA	17,953	1,008,159
#*	Salmon Evolution ASA	421,019	214,275
	SATS ASA	321,986	1,153,654
*Ω	Scatec ASA	433,204	4,569,369
	Sea1 offshore, Inc.	126,475	250,338
	Selvaag Bolig ASA	112,383	365,235
#*Ω	Shelf Drilling Ltd.	567,337	1,024,186
#*	SmartCraft ASA	36,787	92,808
#	Solstad Maritime Holding AS	291,014	515,512
*	Solstad Offshore ASA	82,932	355,822
	SpareBank 1 Helgeland	808	13,474
	Sparebank 1 Oestlandet	27,072	474,735
	SpareBank 1 Sor-Norge ASA	354,103	6,095,307
	Sparebanken More	14,705	145,102
	Sparebanken Norge	1,063	18,529
	Stolt-Nielsen Ltd.	114,201	3,830,433
	Storebrand ASA	940,744	14,578,717
	Subsea 7 SA	403,951	7,377,493
	Telenor ASA	372,597	5,541,089
	TGS ASA	510,380	4,404,443
*	Thor Medical ASA	434,307	152,531
#	TOMRA Systems ASA	96,069	1,172,806
	Var Energi ASA	593,287	1,993,378
	Veidekke ASA	379,003	5,868,016
#	Vend Marketplaces ASA, Class B	43,824	1,506,522
	Wallenius Wilhelmsen ASA	287,819	2,251,000
	Wilh Wilhelmsen Holding ASA, Class A	51,941	2,618,017
	Yara International ASA	137,167	4,997,281
	Zalaris ASA	15,804	143,775

		Shares	Value»
NORWAY — (Continued)
*	Zaptec ASA	39,092	$114,095

TOTAL NORWAY			258,230,003

PORTUGAL — (0.4%)
#	Altri SGPS SA	345,107	1,957,407
	Banco Comercial Portugues SA, Class R	43,547,651	38,439,586
	Corticeira Amorim SGPS SA	113,450	951,801
	CTT-Correios de Portugal SA	261,986	2,277,858
#	EDP Renovaveis SA	615,036	8,992,250
	EDP SA (EDP PL)	3,736,416	18,574,247
	EDP SA (EDPFY US), Sponsored ADR	7,202	356,859
	Galp Energia SGPS SA	1,755,858	35,277,066
	Ibersol SGPS SA	28,374	330,368
	Jeronimo Martins SGPS SA	360,889	9,294,702
	Mota-Engil SGPS SA	266,220	1,841,539
#	Navigator Co. SA	900,737	3,118,985
	NOS SGPS SA	623,398	2,701,272
	REN-Redes Energeticas Nacionais SGPS SA	1,159,548	4,364,805
	Semapa-Sociedade de Investimento e Gestao	9,521	198,622
	Sonae SGPS SA	4,568,937	7,443,783

TOTAL PORTUGAL			136,121,150

SINGAPORE — (1.2%)
*††	Abterra Ltd.	189,000	0
*	AEM Holdings Ltd.	928,312	1,351,275
	Aztech Global Ltd.	768,400	398,693
#	Banyan Tree Holdings Ltd.	733,700	354,798
	Bonvests Holdings Ltd.	51,600	39,122
#	Boustead Singapore Ltd.	1,381,542	1,897,096
	BRC Asia Ltd.	38,300	124,048
	Bukit Sembawang Estates Ltd.	561,800	1,808,614
	Bund Center Investment Ltd.	316,000	101,985
	Capitaland India Trust	2,637,321	2,450,474
	CapitaLand Investment Ltd.	5,205,500	10,546,549
#	Centurion Corp. Ltd.	909,800	990,896

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	China Aviation Oil Singapore Corp. Ltd.	993,600	$1,159,749
	China Sunsine Chemical Holdings Ltd.	3,113,200	1,756,604
	City Developments Ltd.	1,440,500	8,001,195
	ComfortDelGro Corp. Ltd.	4,503,969	5,050,165
#*	COSCO Shipping International Singapore Co. Ltd.	4,044,100	375,633
#	CSE Global Ltd.	1,969,353	1,276,572
	DBS Group Holdings Ltd.	1,692,847	70,088,102
*	Del Monte Pacific Ltd.	197,982	13,542
	Delfi Ltd.	977,600	608,253
	DFI Retail Group Holdings Ltd.	901,100	3,161,538
#*††	Ezion Holdings Ltd.	4,315,348	0
#*††	Ezra Holdings Ltd.	3,719,565	0
	Far East Orchard Ltd.	856,273	815,293
	First Resources Ltd.	1,905,200	2,870,138
#	Food Empire Holdings Ltd.	1,029,400	1,865,265
	Fraser & Neave Ltd.	23,700	27,110
	Frasers Property Ltd.	1,225,300	987,487
#	Frencken Group Ltd.	1,966,100	2,487,981
*	Fu Yu Corp. Ltd.	1,061,200	85,644
*	Gallant Venture Ltd.	2,485,000	143,170
#	Genting Singapore Ltd.	11,850,300	6,642,669
	Geo Energy Resources Ltd.	3,320,700	1,235,496
	Golden Agri-Resources Ltd.	29,143,369	6,269,541
	GSH Corp. Ltd.	52,560	7,834
#	GuocoLand Ltd.	1,008,321	1,680,300
	Haw Par Corp. Ltd.	388,200	4,413,740
	Ho Bee Land Ltd.	921,500	1,592,405
#	Hong Fok Corp. Ltd.	1,647,888	974,476
	Hong Leong Asia Ltd.	2,480,200	4,588,637
	Hong Leong Finance Ltd.	198,500	397,982
	Hongkong Land Holdings Ltd.	1,653,500	10,103,409
	Hotel Grand Central Ltd.	183,373	98,579
#	Hour Glass Ltd.	717,000	1,156,636
	Hutchison Port Holdings Trust	19,048,200	4,001,893
#*††	Hyflux Ltd.	2,064,700	0

		Shares	Value»
SINGAPORE — (Continued)
	iFAST Corp. Ltd.	522,500	$3,886,467
	Indofood Agri Resources Ltd.	10,388,800	2,948,700
#	InnoTek Ltd.	316,600	170,312
	ISDN Holdings Ltd.	701,906	229,348
	Jardine Cycle & Carriage Ltd.	271,697	6,784,158
*††	Jurong Technologies Industrial Corp. Ltd.	213,200	0
	Keppel Infrastructure Trust	8,701,257	3,075,135
	Keppel Ltd.	2,450,200	19,161,415
	KSH Holdings Ltd.	150,300	46,743
#	LHN Ltd.	536,600	336,290
	Low Keng Huat Singapore Ltd.	293,000	155,096
	Mandarin Oriental International Ltd.	212,300	695,634
#	Marco Polo Marine Ltd.	7,705,400	622,239
*	Mermaid Maritime PCL	500,500	48,102
	Metro Holdings Ltd.	1,889,300	783,576
	Mewah International, Inc.	47,900	11,066
#*††	Midas Holdings Ltd.	4,664,147	0
#	Nanofilm Technologies International Ltd.	435,700	232,278
	Netlink NBN Trust	5,355,800	4,031,910
*	Oceanus Group Ltd.	1,015,400	3,874
	OKP Holdings Ltd.	187,800	139,669
	Olam Group Ltd.	2,298,575	1,731,989
#	OUE Ltd.	1,124,200	1,105,889
	Oversea-Chinese Banking Corp. Ltd.	2,122,568	27,766,156
*	Oxley Holdings Ltd.	3,196,596	242,670
	Pan-United Corp. Ltd.	410,700	353,080
	Propnex Ltd.	599,800	1,032,457
	Q&M Dental Group Singapore Ltd.	995,240	408,851
	QAF Ltd.	904,165	622,024
	Raffles Medical Group Ltd.	2,159,263	1,643,022
#*	Rex International Holding Ltd.	1,883,200	242,084
#	Riverstone Holdings Ltd.	1,664,100	1,150,414
	Samudera Shipping Line Ltd.	916,300	682,622
	SATS Ltd.	1,354,921	3,558,286
	SBS Transit Ltd.	114,800	281,128
	Seatrium Ltd.	7,464,891	12,453,206
	Sembcorp Industries Ltd.	2,723,600	13,646,722

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Sheng Siong Group Ltd.	2,739,200	$4,880,572
	SIA Engineering Co. Ltd.	397,400	1,078,041
	Sing Holdings Ltd.	425,700	153,748
	Sing Investments & Finance Ltd.	21,700	26,662
	Singapore Airlines Ltd.	4,518,300	23,000,480
	Singapore Exchange Ltd.	1,399,400	18,157,987
	Singapore Land Group Ltd.	560,723	1,327,009
#	Singapore Post Ltd.	5,712,616	1,845,536
	Singapore Technologies Engineering Ltd.	2,257,000	14,704,483
	Singapore Telecommunications Ltd.	801,350	2,615,646
#	Stamford Land Corp. Ltd.	2,241,376	861,333
	StarHub Ltd.	1,639,910	1,460,957
	Straits Trading Co. Ltd.	517,323	667,741
*††	Swiber Holdings Ltd.	1,301,500	0
	Tai Sin Electric Ltd.	48,100	24,020
#*	Thomson Medical Group Ltd.	5,705,000	258,312
	Tiong Woon Corp. Holding Ltd.	199,750	124,354
#	Tuan Sing Holdings Ltd.	3,115,017	826,643
	UMS Integration Ltd.	2,202,908	2,501,729
	United Overseas Bank Ltd.	1,510,989	40,188,457
	United Overseas Insurance Ltd.	1,900	11,402
	UOB-Kay Hian Holdings Ltd.	1,547,637	2,909,529
	UOL Group Ltd.	1,502,388	9,178,405
	Valuetronics Holdings Ltd.	2,445,960	1,605,836
	Venture Corp. Ltd.	799,700	9,151,600
	Vicom Ltd.	49,400	60,327
#	Wee Hur Holdings Ltd.	2,304,800	1,279,610
	Wilmar International Ltd.	1,836,400	4,413,066
	Wing Tai Holdings Ltd.	2,014,624	2,214,405

		Shares	Value»
SINGAPORE — (Continued)
	Yangzijiang Shipbuilding Holdings Ltd.	7,940,900	$21,446,433
	Yeo Hiap Seng Ltd.	64,554	30,044

TOTAL SINGAPORE			441,287,567

SOUTH AFRICA — (0.0%)
	Valterra Platinum Ltd.	46,830	2,862,534

SPAIN — (3.0%)
	Acciona SA	88,474	19,583,013
	Acerinox SA	738,861	9,514,947
	ACS Actividades de Construccion y Servicios SA	798,264	65,545,166
*††	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	31,850	781,704
Ω	Aena SME SA	897,990	24,390,457
	Alantra Partners SA	4,656	46,484
	Almirall SA	193,034	2,778,244
	Amadeus IT Group SA	603,233	46,111,549
#*	Amper SA	3,249,774	542,474
	Atresmedia Corp. de Medios de Comunicacion SA	242,445	1,467,411
	Audax Renovables SA	75,792	120,635
	Azkoyen SA	55,415	563,448
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	6,497,154	130,892,140
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	1,921,501	38,679,815
	Banco de Sabadell SA	20,339,535	76,250,786
	Banco Santander SA (SAN SM)	11,550,342	117,700,135
#	Banco Santander SA (SAN US), Sponsored ADR	93,721	951,268
#	Bankinter SA	3,101,692	46,755,635
	CaixaBank SA	6,073,288	64,193,108
Ω	Cellnex Telecom SA	343,195	10,684,256
#	CIE Automotive SA	228,491	7,662,884
	Construcciones y Auxiliar de Ferrocarriles SA	85,510	5,399,281

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Corp. ACCIONA Energias Renovables SA	106,981	$2,943,131
*	Distribuidora Internacional de Alimentacion SA	39,100	1,288,970
	Ebro Foods SA	177,872	3,625,273
*	eDreams ODIGEO SA	119,588	1,000,880
	Elecnor SA	103,773	3,385,200
#	Enagas SA	457,251	7,256,372
#	Ence Energia y Celulosa SA	475,928	1,453,537
	Endesa SA	621,334	22,274,829
*	Ercros SA	552,483	2,038,868
	Faes Farma SA	1,086,181	5,590,642
	Ferrovial SE	336,585	20,654,315
	Fluidra SA	175,390	5,076,559
Ω	Gestamp Automocion SA	479,167	1,854,079
Ω	Global Dominion Access SA	275,018	1,007,794
	Grifols SA	832,305	10,784,911
	Grupo Catalana Occidente SA	140,839	8,035,904
	Grupo Empresarial San Jose SA	73,112	591,714
	Iberdrola SA	1,772,937	35,930,758
	Iberpapel Gestion SA (IBG SM)	8,436	193,585
#	Indra Sistemas SA	469,803	25,988,299
#	Industria de Diseno Textil SA	873,477	48,233,736
	Laboratorios Farmaceuticos Rovi SA	96,819	6,826,239
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	666,372	883,157
	Logista Integral SA	315,807	10,524,965
	Mapfre SA	3,959,364	17,485,882
	Melia Hotels International SA	329,688	2,728,198
	Miquel y Costas & Miquel SA	136,441	2,090,938
	Naturgy Energy Group SA	309,309	9,368,569
Ω	Neinor Homes SA	89,940	1,788,374
*	Nueva Expresion Textil SA	134,765	116,733
*	Obrascon Huarte Lain SA	2,236,007	1,172,731
#*	Oryzon Genomics SA	17,553	71,608

		Shares	Value»
SPAIN — (Continued)
	Pharma Mar SA	11,766	$994,790
	Prim SA	7,030	112,190
*	Promotora de Informaciones SA, Class A	715,854	313,519
Ω	Prosegur Cash SA	530,415	434,020
	Prosegur Cia de Seguridad SA	6,890	22,494
	Realia Business SA	620,075	740,375
	Redeia Corp. SA	716,816	12,904,024
	Repsol SA (REP SM)	3,125,645	57,353,564
	Repsol SA (REPYY US), Sponsored ADR	74,825	1,370,802
	Sacyr SA	1,721,676	7,573,661
*	Solaria Energia y Medio Ambiente SA	201,922	3,491,818
#*††	Soltec Power Holdings SA	5,663	1,958
#*Ω	Talgo SA	74,105	228,214
*	Tecnicas Reunidas SA	152,091	5,443,630
#	Telefonica SA (TEF SM)	10,789,729	54,716,579
	Telefonica SA (TEF US), Sponsored ADR	62,356	314,898
#	Tubacex SA	447,833	1,705,921
*	Tubos Reunidos SA	28,836	15,207
Ω	Unicaja Banco SA	3,920,205	10,583,816
	Vidrala SA	76,793	7,314,996
	Viscofan SA	178,759	11,109,519

TOTAL SPAIN			1,109,627,585

SWEDEN — (2.7%)
	AAK AB	166,713	4,661,737
Ω	AcadeMedia AB	418,389	4,620,303
	AddLife AB, Class B	236,731	5,114,246
	Addnode Group AB	335,208	3,901,181
	AddTech AB, Class B	358,034	12,062,411
	AFRY AB	296,462	5,085,831
	Alfa Laval AB	191,992	9,124,933
Ω	Alimak Group AB	159,620	2,358,109
	Alleima AB	727,592	6,283,670
	Alligo AB, Class B	110,109	1,373,855
Ω	Ambea AB	388,311	5,235,619
*	Annehem Fastigheter AB, Class B	311,775	612,704
	AQ Group AB	156,164	3,218,288
	Arise AB	118,277	373,386
	Arjo AB, Class B	613,643	1,947,248
*	Asmodee Group AB, Class B	233,685	3,011,478

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Assa Abloy AB, Class B	349,304	$13,163,367
#	Atlas Copco AB (ATCOA SS), Class A	2,042,559	34,225,228
	Atlas Copco AB (ATCOB SS), Class B	1,164,748	17,423,652
	Atrium Ljungberg AB, Class B	577,670	2,079,495
Ω	Attendo AB	445,127	3,776,736
	Avanza Bank Holding AB	334,394	12,852,286
#	Axfood AB	223,360	6,086,367
	Beijer Alma AB	148,925	4,546,060
#	Beijer Ref AB	210,000	3,318,432
#	Bergman & Beving AB	131,120	4,628,287
	Betsson AB, Class B	689,732	10,749,199
#*	Better Collective AS	100,558	1,233,761
*	BHG Group AB	348,948	1,053,152
*	BICO Group AB	16,963	38,189
	Bilia AB, Class A	368,992	5,166,003
	Billerud Aktiebolag	835,353	7,729,872
*Ω	BioArctic AB	11,986	369,916
	BioGaia AB, Class B	216,656	2,288,687
	Bjorn Borg AB	94,604	635,940
*	Boliden AB	530,095	23,770,764
*	Bonava AB, Class B	1,118,515	1,305,800
*Ω	BoneSupport Holding AB	5,101	118,540
#*Ω	Boozt AB	31,308	338,463
Ω	Bravida Holding AB	311,457	2,632,525
	BTS Group AB, Class B	400	7,954
	Bufab AB	552,281	6,070,047
	Bulten AB	71,322	365,860
	Bure Equity AB	287,877	8,431,145
	Byggmax Group AB	222,708	1,132,892
#*	Camurus AB	46,160	3,036,609
*	Carasent AB	34,139	102,091
#	Castellum AB	439,266	4,995,431
	Catella AB	107,213	350,209
#	Catena AB	62,150	3,011,256
*	Cavotec Group AB	3,925	6,316
	Cellavision AB	24,828	470,532
#	Cibus Nordic Real Estate AB publ	164,613	2,853,053
*	Cint Group AB	882,326	335,118
	Clas Ohlson AB, Class B	233,515	8,515,998
	Cloetta AB, Class B	1,079,119	4,018,720

		Shares	Value»
SWEDEN — (Continued)
#Ω	Coor Service Management Holding AB	352,900	$1,732,896
#	Corem Property Group AB (COREB SS), Class B	943,342	383,633
	Corem Property Group AB (CORED SS), Class D	6,348	160,100
	CTT Systems AB	10,437	207,599
	Dios Fastigheter AB	285,540	1,945,968
Ω	Dometic Group AB	1,088,966	5,322,876
#	Duni AB	10,204	113,736
*Ω	Dustin Group AB	3,088,422	667,430
*	Dynavox Group AB	146,826	1,510,672
	Eastnine AB	379,021	1,995,728
	Elanders AB, Class B	19,079	127,136
*	Electrolux AB, Class B	557,446	3,597,045
	Electrolux Professional AB, Class B	683,690	4,748,536
	Elekta AB, Class B	959,447	4,876,689
*	Embracer Group AB	312,484	3,256,611
*	Enad Global 7 AB	20,334	36,376
*	Enea AB	45,433	332,717
#	Engcon AB	66,688	577,239
#	Eolus AB, Class B	5,761	26,465
	Ependion AB	18,222	235,261
#	Epiroc AB (EPIA SS), Class A	489,587	10,323,405
	Epiroc AB (EPIB SS), Class B	292,831	5,464,978
#	EQT AB	38,171	1,319,097
	Essity AB (ESSITYA SS), Class A	28,265	776,916
	Essity AB (ESSITYB SS), Class B	645,520	17,730,902
Ω	Evolution AB	89,986	5,995,544
	Ework Group AB	34,374	344,567
#	Fabege AB	264,992	2,335,136
	Fagerhult Group AB	166,053	806,983
#*	Fastighets AB Balder, Class B	678,942	4,979,950
*	Fastighets AB Trianon.	28,485	60,656
*	Fastighetsbolaget Emilshus AB, Class B	9,174	56,345
#	FastPartner AB (FPARA SS), Class A	85,424	451,701
	FastPartner AB (FPARD SS), Class D	8,495	67,832

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Fenix Outdoor International AG	9,035	$498,447
*	Ferronordic AB	447	2,073
	G5 Entertainment AB	19,576	193,869
	Getinge AB, Class B	546,478	12,801,638
	Granges AB	538,929	7,886,065
*Ω	Green Landscaping Group AB	9,902	48,695
*	Gruvaktiebolaget Viscaria	21,421	43,111
#	H & M Hennes & Mauritz AB, Class B	520,939	9,838,515
	Hanza AB	97,222	1,342,022
	Heba Fastighets AB, Class B	111,370	383,198
	Hemnet Group AB	168,786	3,683,873
	Hexagon AB, Class B	747,009	9,105,755
#*	Hexatronic Group AB	448,144	1,019,935
	Hexpol AB	603,746	5,489,392
*	HMS Networks AB	100,558	5,581,842
Ω	Hoist Finance AB	252,896	2,635,447
#	Holmen AB (HOLMB SS), Class B	155,781	5,886,337
	Hufvudstaden AB, Class A	156,396	2,078,687
	Humana AB	161,652	823,349
	Husqvarna AB (HUSQA SS), Class A	51,740	245,809
#	Husqvarna AB (HUSQB SS), Class B	720,493	3,411,568
	Indutrade AB	370,294	9,898,796
	Instalco AB	588,472	1,491,137
*	International Petroleum Corp. (IPCO CN)	23,432	372,225
#*	International Petroleum Corp. (IPCO SS)	414,659	6,453,081
	INVISIO AB	70,194	2,231,999
	Inwido AB	373,195	5,610,287
	JM AB	184,937	2,632,950
*	John Mattson Fastighetsforetagen AB	47,979	336,220
	Kabe Group AB, Class B	145	3,478
*	Karnell Group AB	9,538	65,131
*	Karnov Group AB	155,881	1,839,336
#*	K-fast Holding AB	143,336	220,241
*	Klarabo Sverige AB, Class B	26,335	43,175

		Shares	Value»
SWEDEN — (Continued)
	KNOW IT AB	66,169	$844,588
	Lagercrantz Group AB, Class B	631,476	15,448,894
	Lifco AB, Class B	132,131	5,101,499
	Lime Technologies AB	25,249	949,433
#	Lindab International AB	315,548	7,548,645
	Loomis AB	367,201	14,792,850
*	Medcap AB	23,770	1,522,197
	Medicover AB, Class B	160,817	4,372,062
	MEKO AB	120,556	975,165
#	Micro Systemation AB, Class B	45,756	342,823
	MIPS AB	12,716	455,305
*	Modern Times Group MTG AB, Class B	281,101	3,778,682
	Momentum Group AB	131,277	2,248,327
Ω	Munters Group AB	264,149	4,470,611
	Mycronic AB	373,628	8,764,857
*	NCAB Group AB	433,004	2,661,515
#	NCC AB, Class B	417,058	9,507,207
	Nederman Holding AB	21,329	361,843
	Nelly Group AB	24,596	243,602
*	Neobo Fastigheter AB	188,581	379,014
*	Net Insight AB, Class B	808,180	323,586
	New Wave Group AB, Class B	471,376	5,555,473
#	Nibe Industrier AB, Class B	1,012,783	3,941,045
	Nivika Fastigheter AB, Class B	47,561	205,966
*	Nobia AB	1,526,933	718,177
	Nolato AB, Class B	813,243	5,381,914
	Nordnet AB publ	273,288	7,891,268
*	Norion Bank AB	260,502	1,940,932
	Note AB	11,284	224,041
#	NP3 Fastigheter AB	60,517	1,647,413
	Nyfosa AB	465,491	3,959,650
	OEM International AB, Class B	251,127	4,084,297
#*	Orron Energy AB	483,124	222,404
*	Ovzon AB	115,382	394,615
#	Pandox AB	272,593	5,438,674
	Peab AB, Class B	849,010	6,871,111
	Platzer Fastigheter Holding AB, Class B	88,025	675,745
	Prevas AB, Class B	8,256	66,553
*	Pricer AB, Class B	497,346	235,364
	Proact IT Group AB	132,829	1,442,396

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Ratos AB, Class B	789,816	$3,195,206
	RaySearch Laboratories AB	141,759	3,327,466
	Rejlers AB	14,663	306,723
#*	Rottneros AB	658,016	188,551
	Rusta AB	45,496	300,591
#	Rvrc Holding AB	230,593	1,577,077
#	Saab AB, Class B	64,958	3,574,407
	Sagax AB (SAGAA SS), Class A	758	17,259
#	Sagax AB (SAGAB SS), Class B	157,890	3,543,160
*	Samhallsbyggnadsbolaget i Norden AB	2,384,355	1,308,973
*	Samhallsbyggnadsbolaget i Norden AB, Class D	100,907	104,135
	Sandvik AB	916,907	27,726,782
	Scandi Standard AB	247,184	2,559,942
Ω	Scandic Hotels Group AB	724,329	7,040,453
*	Sdiptech AB, Class B	76,173	1,516,488
	Sectra AB, Class B	303,136	9,616,128
#	Securitas AB, Class B	846,191	12,465,116
*	Sedana Medical AB	108,158	118,614
*	Sensys Gatso Group AB	9,797	39,036
*	Senzime AB	174,087	108,143
*Ω	Sinch AB	2,497,509	9,043,878
	SinterCast AB	725	8,345
*	Sivers Semiconductors AB	560,818	222,193
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	1,517,986	28,977,708
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,509	282,496
	Skanska AB, Class B	581,598	15,838,081
	SKF AB (SKFA SS), Class A	44,341	1,156,290
	SKF AB (SKFB SS), Class B	557,621	14,292,955
	SkiStar AB	206,381	3,446,169
	Softronic AB, Class B	74,267	177,042
	Solid Forsakring AB	58,918	479,237
	SSAB AB (SSABA SS), Class A	408,509	2,584,046
	SSAB AB (SSABAH FH), Class A	89,315	557,235
	SSAB AB (SSABB SS), Class B	936,891	5,801,129

		Shares	Value»
SWEDEN — (Continued)
	SSAB AB (SSABBH FH), Class B	505,629	$3,139,122
#*	Stendorren Fastigheter AB	26,370	546,630
	Stenhus Fastigheter I Norden AB	85,253	95,832
*	Stillfront Group AB	1,327,838	900,871
	Storskogen Group AB, Class B	2,485,578	2,568,239
	Svenska Cellulosa AB SCA (SCAA SS), Class A	36,564	489,624
	Svenska Cellulosa AB SCA (SCAB SS), Class B	762,362	10,154,769
	Svenska Handelsbanken AB (SHBA SS), Class A	1,037,400	13,537,373
#	Svenska Handelsbanken AB (SHBB SS), Class B	28,441	622,868
	Sweco AB, Class B	426,371	7,682,566
	Swedbank AB, Class A	692,195	21,015,580
*	Swedish Logistic Property AB, Class B	69,837	307,194
*	Swedish Orphan Biovitrum AB	182,852	6,299,846
	Synsam AB	241,404	1,527,548
#	Systemair AB	226,796	1,864,550
#	Tele2 AB, Class B	1,097,324	17,431,943
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	49,150	499,425
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	4,222,272	42,838,583
	Telia Co. AB	5,401,056	21,262,166
	TF Bank AB	73,523	1,433,248
#Ω	Thule Group AB	149,348	3,826,355
#*	Tobii AB	236,709	43,723
	Trelleborg AB, Class B	288,337	12,032,942
	Troax Group AB	98,981	1,500,356
	Truecaller AB, Class B	1,060,264	3,160,427
	VBG Group AB, Class B	47,726	1,815,021

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Vestum AB	11,637	$10,648
*	Viaplay Group AB	170,328	17,928
#*	Vimian Group AB	41,416	130,851
	Vitec Software Group AB, Class B	79,319	2,768,316
#	Vitrolife AB	194,187	2,997,061
	Volati AB	60,849	686,251
	Volvo AB (VOLVA SS), Class A	313,529	8,567,910
#	Volvo AB (VOLVB SS), Class B	2,244,131	61,478,074
#*	Volvo Car AB, Class B	749,306	2,596,460
#	Wallenstam AB, Class B	551,705	2,552,808
#	Wihlborgs Fastigheter AB	637,411	6,194,033
	XANO Industri AB, Class B	19,406	127,337
#*	Xbrane Biopharma AB	21,911	24,687

TOTAL SWEDEN			1,021,225,321

SWITZERLAND — (7.2%)
	ABB Ltd.	1,085,279	80,687,798
	Accelleron Industries AG (ACLN SW)	362,880	29,745,574
	Adecco Group AG	537,663	14,991,320
#	Alcon AG	742,255	55,109,640
	Allreal Holding AG	86,380	20,645,569
	ALSO Holding AG	30,812	8,853,260
*	Amrize Ltd.	906,541	46,909,786
*	ams-OSRAM AG	304,987	4,220,249
	APG SGA SA	3,490	919,613
	Arbonia AG	214,323	1,355,248
*	Aryzta AG	76,337	4,894,521
	Ascom Holding AG	114,173	507,924
	Autoneum Holding AG	14,565	2,897,434
	Avolta AG	377,470	19,897,958
	Baloise Holding AG	199,991	49,665,969
	Banque Cantonale de Geneve	50,950	1,579,468
#	Banque Cantonale Vaudoise	148,708	17,265,979
#	Barry Callebaut AG	6,865	8,924,774
*	Basilea Pharmaceutica Ag Allschwil	16,547	958,375
	Belimo Holding AG	17,355	18,725,073
	Bell Food Group AG	9,174	2,632,229
	Bellevue Group AG	24,386	261,055
	Berner Kantonalbank AG	13,673	4,454,317

		Shares	Value»
SWITZERLAND — (Continued)
	BKW AG	51,778	$11,588,302
	Bossard Holding AG, Class A	34,927	7,589,782
	Bucher Industries AG	37,549	16,661,422
	Burckhardt Compression Holding AG	12,130	8,389,666
	Burkhalter Holding AG	20,144	3,577,258
	Bystronic AG	4,980	1,850,924
#	Calida Holding AG	1,925	32,559
*	Carlo Gavazzi Holding AG	1,409	279,455
	Cembra Money Bank AG	141,182	16,144,586
	Cham Swiss Properties AG	7,519	218,691
	Chocoladefabriken Lindt & Spruengli AG	98	15,012,162
*	Cicor Technologies Ltd.	10,061	2,766,850
	Cie Financiere Richemont SA, Class A	366,231	72,442,533
	Cie Financiere Tradition SA	6,037	2,285,972
#	Clariant AG	659,052	5,909,125
	Coltene Holding AG	8,478	477,796
	COSMO Pharmaceuticals NV	16,383	1,378,787
	CPH Group AG	211	18,373
	Daetwyler Holding AG	21,591	3,981,396
	DKSH Holding AG	109,081	7,606,830
#*	DocMorris AG	11,876	81,755
	dormakaba Holding AG	139,580	11,922,468
	DSM-Firmenich AG	158,513	12,920,221
	EFG International AG	562,030	11,719,950
	Emmi AG	9,210	8,183,695
#	EMS-Chemie Holding AG	4,284	2,934,240
#*	Feintool International Holding AG	25,285	298,679
	Flughafen Zurich AG	106,450	31,443,807
	Forbo Holding AG	2,949	2,709,568
	Fundamenta Real Estate AG	4,346	93,201
	Galderma Group AG	62,283	11,566,701
Ω	Galenica AG	236,556	25,494,022
	Geberit AG	72,553	53,037,969
#	Georg Fischer AG	374,190	26,421,322
#	Givaudan SA	4,713	19,307,496

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#*	Gurit Holding AG, Class BR	13,895	$180,848
	Helvetia Holding AG	205,277	50,442,454
	Hiag Immobilien Holding AG	6,354	873,908
	Holcim AG (HOLN SW)	798,920	71,024,953
	Huber & Suhner AG	84,965	15,561,052
	Implenia AG	51,747	4,106,135
	Inficon Holding AG	79,750	9,567,483
	Interroll Holding AG	2,119	6,539,034
	Intershop Holding AG	18,712	3,667,958
	Investis Holding SA	6,553	1,070,924
	Julius Baer Group Ltd	490,026	33,080,928
	Jungfraubahn Holding AG	11,063	3,252,194
	Kardex Holding AG	21,021	7,906,859
*	Komax Holding AG	11,762	969,186
#*	Kudelski SA	171,927	276,250
	Kuehne & Nagel International AG	76,515	14,679,142
	Landis & Gyr Group AG	101,985	7,388,274
	Lastminute.com NV	1,215	19,669
*	LEM Holding SA	2,269	1,288,576
	Liechtensteinische Landesbank AG	46,137	4,538,902
#	Logitech International SA (LOGI US)	46,827	5,645,463
	Logitech International SA (LOGN SW)	123,141	14,803,826
	Lonza Group AG	75,578	52,188,988
	Luzerner Kantonalbank AG	55,160	5,611,266
Ω	Medacta Group SA	16,693	3,092,927
Ω	Medmix AG	75,492	867,142
	Meier Tobler Group AG	19,650	964,368
#	Metall Zug AG, Class B	773	714,278
	Mikron Holding AG	51,620	1,372,701
	Mobilezone Holding AG	167,487	2,503,202
	Mobimo Holding AG	43,511	18,443,528
*Ω	Montana Aerospace AG	7,559	299,691
	Naturenergie Holding AG	17,550	723,779
	Nestle SA	1,887,647	180,361,728
	Novartis AG (NOVN SW)	119,002	14,727,885

		Shares	Value»
SWITZERLAND — (Continued)
	Novartis AG (NVS US), Sponsored ADR	2,182,200	$270,134,538
#	Novavest Real Estate AG	1,797	88,964
	OC Oerlikon Corp. AG Pfaffikon	570,789	2,041,135
	Orell Fuessli AG	391	55,154
#*	Orior AG	20,964	354,052
	Partners Group Holding AG	40,872	50,052,533
*	Peach Property Group AG	2,672	20,464
	Phoenix Mecano AG	1,761	959,844
	Plazza AG, Class A	2,787	1,380,782
*Ω	PolyPeptide Group AG	487	15,772
	PSP Swiss Property AG	143,815	24,874,768
	Rieter Holding AG	222,872	951,792
	Roche Holding AG (RO SW)	29,069	9,862,050
	Roche Holding AG (ROG SW)	607,318	196,722,551
	Romande Energie Holding SA	15,686	843,654
	Sandoz Group AG (SDZ SW)	849,331	56,630,637
	Sandoz Group AG (SDZNY US), ADR	324,425	21,584,009
#*	Santhera Pharmaceuticals Holding AG	6,025	76,636
	Schindler Holding AG	29,498	9,971,500
	Schweiter Technologies AG	3,062	1,057,496
*Ω	Sensirion Holding AG	1,197	85,778
	SFS Group AG	83,309	11,298,105
	SGS SA	342,017	38,569,185
	Siegfried Holding AG	219,180	21,142,033
#	SIG Group AG	934,140	10,444,383
	Sika AG	109,912	21,541,402
	SKAN Group AG	11,004	718,939
*	Softwareone Holding AG	318,390	3,256,685
	Sonova Holding AG	67,226	18,337,246
	St. Galler Kantonalbank AG	11,578	7,344,138
#	Stadler Rail AG	96,927	2,376,799
	StarragTornos Group AG	2,262	88,529
#	Straumann Holding AG	67,656	8,504,476
	Sulzer AG	108,989	18,214,776

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Sunrise Communications AG, Class A	24,480	$1,341,802
#	Swatch Group AG (UHR SW)	77,185	16,130,626
#	Swatch Group AG (UHRN SW)	131,068	5,557,392
#	Swiss Life Holding AG	51,237	55,615,307
	Swiss Prime Site AG	374,950	53,296,479
	Swiss Re AG	526,787	96,192,326
#	Swisscom AG	72,468	53,084,455
	Swissquote Group Holding SA	55,101	35,008,004
	Tecan Group AG	986	180,057
	Temenos AG	155,288	14,661,998
	Thurgauer Kantonalbank	1,440	279,173
	TX Group AG	12,244	3,092,354
*	u-blox Holding AG	22,965	3,841,055
*	UBS Group AG (UBS US)	757,484	29,057,106
	UBS Group AG (UBSG SW)	1,737,119	66,471,408
	Valiant Holding AG	84,566	13,918,956
#	Varia U.S. Properties AG	3,801	91,794
#Ω	VAT Group AG	26,380	11,528,504
	Vaudoise Assurances Holding SA	4,301	3,303,120
	Vetropack Holding AG	41,443	1,105,379
	Vontobel Holding AG	153,475	11,637,874
	VP Bank AG, Class A	12,829	1,286,888
	VZ Holding AG	43,161	8,431,415
#	V-ZUG Holding AG	7,177	369,967
	Walliser Kantonalbank	3,138	503,387
	Warteck Invest AG	347	836,962
	Ypsomed Holding AG	9,812	3,852,639
	Zehnder Group AG	47,747	4,207,315
	Zug Estates Holding AG, Class B	466	1,239,040
	Zuger Kantonalbank	230	2,508,914
	Zurich Insurance Group AG	107,485	74,752,703

TOTAL SWITZERLAND			2,714,191,401

UNITED KINGDOM — (11.3%)
	3i Group PLC	1,001,955	57,983,724
	4imprint Group PLC	79,643	3,487,782
	Aberdeen Group PLC	5,672,132	15,127,768
*	Accesso Technology Group PLC	9,570	44,593
	Admiral Group PLC	519,933	22,386,859

		Shares	Value»
UNITED KINGDOM — (Continued)
	Advanced Medical Solutions Group PLC	160,830	$454,389
*	Afentra PLC	84,066	50,259
	AG Barr PLC	294,964	2,592,644
Ω	Airtel Africa PLC	3,878,871	14,106,195
	AJ Bell PLC	1,165,932	8,231,231
Ω	Alfa Financial Software Holdings PLC	416,528	1,240,745
	Anglo American PLC	1,170,502	44,283,156
	Anglo-Eastern Plantations PLC	47,780	878,913
	Antofagasta PLC	262,634	9,639,288
*	AO World PLC	430,320	601,803
	Ashmore Group PLC	857,214	2,116,301
	Ashtead Group PLC	726,910	48,553,784
#	Ashtead Technology Holdings PLC	23,057	99,238
#*	ASOS PLC	121,670	407,183
	Associated British Foods PLC	484,861	14,631,428
#*Ω	Aston Martin Lagonda Global Holdings PLC	190,346	157,589
	AstraZeneca PLC (AZN LN)	241,813	39,886,699
	AstraZeneca PLC (AZN US), Sponsored ADR	1,820,892	150,041,501
	Atalaya Mining Copper SA	185,897	1,672,007
*	Auction Technology Group PLC	68,887	279,753
Ω	Auto Trader Group PLC	1,761,059	18,066,850
	Aviva PLC	4,654,765	40,912,075
	Avon Technologies PLC	33,936	855,050
	B&M European Value Retail SA	3,145,379	7,426,887
	Babcock International Group PLC	2,465,972	39,379,163
	BAE Systems PLC	893,626	22,013,108
Ω	Bakkavor Group PLC	792,402	2,309,474
	Balfour Beatty PLC	2,021,799	17,868,805
	Barclays PLC (BARC LN)	8,137,027	43,643,923
	Barclays PLC (BCS US), Sponsored ADR	896,402	19,263,679
	Barratt Redrow PLC	4,187,617	20,722,333
	Beazley PLC	2,551,786	31,218,014

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Begbies Traynor Group PLC	39,984	$58,837
	Bellway PLC	540,371	18,649,814
	Berkeley Group Holdings PLC	291,163	15,424,261
	Bloomsbury Publishing PLC	233,399	1,531,465
	Bodycote PLC	659,871	5,350,008
#*	boohoo Group PLC	1,788,396	281,909
	BP PLC (BP LN)	10,974,429	64,297,067
	BP PLC (BP US), Sponsored ADR	1,644,979	57,788,112
#	Braemar PLC	71,897	222,369
	Breedon Group PLC	909,793	4,118,376
#	Brickability Group PLC	125,996	92,790
Ω	Bridgepoint Group PLC	68,260	270,341
	British American Tobacco PLC (BATS LN)	859,141	44,001,331
	British American Tobacco PLC (BTI US), Sponsored ADR	47,984	2,456,301
#	Brooks Macdonald Group PLC	4,885	111,965
	BT Group PLC	21,565,593	52,632,400
	Bunzl PLC	390,599	11,873,312
*	Burberry Group PLC	537,349	8,746,786
	Burford Capital Ltd.	651,883	6,403,935
	Bytes Technology Group PLC (BYIT LN)	643,501	3,136,102
	C&C Group PLC	1,207,400	2,169,264
*	Canal & SA	2,037,369	6,415,358
*	Capita PLC	151,990	626,595
	Capital Ltd.	165,463	260,810
*	Capricorn Energy PLC	479,270	1,258,999
	Card Factory PLC	974,851	1,324,851
*	Carnival PLC (CCL LN)	47,585	1,236,250
*	Carnival PLC (CUK US), ADR	186,206	4,843,218
	Castings PLC	62,771	200,885
	Central Asia Metals PLC	531,039	1,110,634
	Centrica PLC	17,440,200	41,103,078
	Chemring Group PLC	807,172	6,084,669
	Chesnara PLC	835,439	3,018,866
	Clarkson PLC	86,620	4,128,672
*	Close Brothers Group PLC	799,371	4,409,437

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	CMC Markets PLC	479,654	$1,357,085
	Coats Group PLC	4,744,436	5,098,594
	Coca-Cola HBC AG	235,914	10,705,316
	Cohort PLC	7,325	129,374
	Compass Group PLC	1,127,082	37,306,208
	Computacenter PLC	316,441	11,924,407
	Conduit Holdings Ltd.	24,435	108,827
Ω	Convatec Group PLC	2,642,380	8,486,223
	Costain Group PLC	328,257	661,982
	Cranswick PLC	172,790	11,209,701
	Crest Nicholson Holdings PLC	1,230,629	2,675,552
	Croda International PLC	43,840	1,664,204
	Currys PLC	8,430,378	15,560,841
	CVS Group PLC	184,225	3,005,302
#	DCC PLC	233,531	15,384,791
*	DFS Furniture PLC	652,913	1,366,882
#	Diageo PLC (DEO US), Sponsored ADR	164,254	15,126,151
	Diageo PLC (DGE LN)	319,548	7,350,161
	Diploma PLC	150,850	11,128,655
	DiscoverIE Group PLC	188,017	1,437,958
#	Diversified Energy Co. PLC (DEC LN)	36,210	456,961
	Domino’s Pizza Group PLC	667,711	1,707,623
	dotdigital group PLC	452,142	404,362
	Dowlais Group PLC	3,540,183	3,845,969
	Dr. Martens PLC	423,733	506,851
	Drax Group PLC	1,827,637	17,321,755
	Dunelm Group PLC	480,939	7,063,410
††	Dyson Group PLC	3,999	115
	easyJet PLC	866,636	5,517,697
	Ecora Resources PLC	1,342,836	1,694,368
*	EKF Diagnostics Holdings PLC	38,270	13,267
	Elementis PLC	1,898,803	4,104,397
#	Energean PLC	454,283	5,757,430
	EnQuest PLC	8,138,587	1,301,015
	Entain PLC	557,225	5,803,885
	Essentra PLC	880,559	1,126,193
	Eurocell PLC	6,575	10,751
*	Evoke PLC	280,285	158,621
	Experian PLC	884,602	41,262,396
	FDM Group Holdings PLC	239,641	378,697
	Fevara PLC	28,408	45,148
	Firstgroup PLC	3,231,216	8,925,768
	Foresight Group Holdings Ltd.	147,700	885,454

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Forterra PLC	515,008	$1,232,418
	Foxtons Group PLC	778,154	562,404
*	Frasers Group PLC	418,277	4,015,394
	Fresnillo PLC	676,778	19,791,122
*	Frontier Developments PLC	4,651	31,873
	Fuller Smith & Turner PLC, Class A	96,610	782,131
*Ω	Funding Circle Holdings PLC	107,963	187,699
	Future PLC	242,495	1,955,330
	Galliford Try Holdings PLC	477,687	3,260,355
	Games Workshop Group PLC	121,379	25,417,754
*	Gaming Realms PLC	298,497	161,437
	Gamma Communications PLC	215,630	2,815,132
	GB Group PLC	324,750	1,005,255
*	Genel Energy PLC	766,272	646,706
	Genuit Group PLC	1,014,340	4,931,662
*	Georgia Capital PLC	189,316	6,442,506
	Glencore PLC	7,357,053	35,244,441
	Gooch & Housego PLC	25,295	191,372
	Goodwin PLC	896	255,710
	Grafton Group PLC, CDI	724,110	9,054,693
	Grainger PLC	2,209,178	5,443,104
	Greencore Group PLC	1,957,577	6,132,255
	Greggs PLC	503,661	10,675,243
*	Griffin Mining Ltd.	41,174	102,942
	GSK PLC (GSK LN)	2,312,925	54,153,527
#	GSK PLC (GSK US), Sponsored ADR	592,289	27,754,681
	Gulf Keystone Petroleum Ltd.	1,348,240	3,209,404
*	Gulf Marine Services PLC	321,392	71,005
*Ω	Gym Group PLC	478,207	874,114
	Haleon PLC (HLN LN)	6,861,312	31,906,671
	Halfords Group PLC	866,434	1,702,137
	Halma PLC	201,658	9,396,943
	Harbour Energy PLC	47,858	141,660
	Hargreaves Services PLC	37,614	324,365
	Harworth Group PLC	214,800	462,822
	Hays PLC	3,341,552	2,594,839
*	Headlam Group PLC	227,984	153,846
	Helical PLC	1,355,503	3,714,996
*	Helios Towers PLC	1,975,444	3,884,766

		Shares	Value»
UNITED KINGDOM — (Continued)
	Henry Boot PLC	333,421	$969,683
	Hikma Pharmaceuticals PLC	321,852	7,785,438
	Hill & Smith PLC	285,106	8,067,638
	Hilton Food Group PLC	268,158	2,267,668
	Hiscox Ltd.	1,226,594	22,174,702
	Hochschild Mining PLC	1,594,628	6,931,813
	Hollywood Bowl Group PLC	514,616	1,823,232
Ω	Hostelworld Group PLC	135,705	226,583
	Howden Joinery Group PLC	2,111,292	23,979,764
	HSBC Holdings PLC (HSBA LN)	1,656,655	23,192,245
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,160,076	151,356,525
	Hunting PLC	527,483	2,368,795
Ω	Ibstock PLC	790,514	1,420,104
	ICG PLC	488,735	12,415,750
#	IDOX PLC	178,554	165,549
	IG Group Holdings PLC	1,429,024	20,917,439
	IMI PLC	1,060,808	33,350,705
	Impax Asset Management Group PLC	156,932	393,383
	Imperial Brands PLC	1,665,881	66,192,594
	Inchcape PLC	1,712,083	17,180,493
*	Indivior PLC	243,730	7,158,350
	Informa PLC	2,164,221	27,557,696
	IntegraFin Holdings PLC	548,138	2,610,533
	InterContinental Hotels Group PLC (IHG LN)	102,390	12,350,955
#	InterContinental Hotels Group PLC (IHG US), ADR	70,112	8,515,816
	International Consolidated Airlines Group SA	937,841	5,155,868
	International Personal Finance PLC	1,369,001	3,678,607
	International Workplace Group PLC	2,173,073	6,467,297
	Intertek Group PLC	323,707	21,561,483
	Investec PLC	2,005,629	15,101,654
*	IP Group PLC	2,755,894	2,190,124

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#*	IQE PLC	1,127,628	$85,161
	Ithaca Energy PLC	12,299	35,229
	ITV PLC	8,345,019	7,638,661
	J D Wetherspoon PLC	327,119	2,775,210
	J Sainsbury PLC	5,959,262	26,756,410
*	James Fisher & Sons PLC	184,490	964,161
#	James Halstead PLC	154,912	284,102
	JD Sports Fashion PLC	5,790,094	7,095,094
	JET2 PLC	172,775	3,017,151
#*	John Wood Group PLC	3,147,101	762,373
	Johnson Matthey PLC	398,136	11,150,300
	Johnson Service Group PLC	929,440	1,655,104
	Jupiter Fund Management PLC	1,385,919	2,774,307
	Just Group PLC	5,066,110	14,142,439
	Kainos Group PLC	171,611	2,129,490
	Keller Group PLC	550,033	11,473,634
	Kier Group PLC	1,137,149	3,235,700
	Kingfisher PLC	5,622,284	22,801,623
#	Kitwave Group PLC	108,486	306,224
#	Knights Group Holdings PLC	59,372	131,273
	Lancashire Holdings Ltd.	981,933	8,622,568
	Legal & General Group PLC	7,565,248	23,640,773
	Lion Finance Group PLC	237,307	24,982,200
	Liontrust Asset Management PLC	85,264	348,274
	Lloyds Banking Group PLC (LLOY LN)	65,713,474	77,048,224
	London Investment Group PLC	17,231	85,045
	London Stock Exchange Group PLC	77,078	9,605,989
	LSL Property Services PLC	161,364	541,041
Ω	Luceco PLC	177,183	307,073
	M&C Saatchi PLC	41,806	74,814
	M&G PLC	5,775,534	19,995,858
	Macfarlane Group PLC	248,152	227,018
	Man Group PLC	4,665,938	12,891,101
	Marks & Spencer Group PLC	9,032,965	47,204,635
	Marshalls PLC	741,197	1,644,118

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Marston’s PLC	2,598,415	$1,564,106
	McBride PLC	644,099	992,706
	Me Group International PLC	1,239,700	3,068,368
	Mears Group PLC	770,592	3,591,706
	Melrose Industries PLC	1,345,700	11,085,938
*	Metro Bank Holdings PLC	61,865	95,209
#	Midwich Group PLC	33,747	76,304
*	Mitchells & Butlers PLC	1,846,163	5,903,701
	Mitie Group PLC	5,748,755	12,434,345
	MJ Gleeson PLC	127,277	617,164
*	Mobico Group PLC	1,257,230	434,098
	Mondi PLC	1,235,173	13,806,572
	MONY Group PLC	1,540,785	3,929,431
	Moonpig Group PLC	568,234	1,601,487
	Morgan Advanced Materials PLC	745,066	1,998,053
	Morgan Sindall Group PLC	204,478	12,493,540
	Mortgage Advice Bureau Holdings Ltd.	29,423	269,735
	MP Evans Group PLC	28,366	503,200
*	Naked Wines PLC	123,440	122,172
	National Grid PLC (NG LN)	924,810	13,866,695
#	National Grid PLC (NGG US), Sponsored ADR	273,261	20,562,890
	NatWest Group PLC (NWG LN)	8,042,886	61,918,258
	NatWest Group PLC (NWG US), Sponsored ADR	386,878	5,985,003
	NCC Group PLC	468,191	920,870
	Next 15 Group PLC	163,792	889,753
	Next PLC	204,305	38,386,876
	Ninety One PLC	1,429,868	4,346,550
	Norcros PLC	153,090	603,240
*	Ocado Group PLC	829,075	2,387,771
Ω	On the Beach Group PLC	293,916	821,026
	OSB Group PLC	1,837,819	13,026,395
	Oxford Instruments PLC	143,166	3,552,042
	Pagegroup PLC	1,157,489	3,592,801
	Pan African Resources PLC	7,061,177	7,758,697
*	Pantheon Resources PLC	121,086	44,523

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Paragon Banking Group PLC	1,246,947	$13,599,682
	PayPoint PLC	219,908	2,013,035
#	Pearson PLC (PSO US), Sponsored ADR	349,430	4,860,571
	Pearson PLC (PSON LN)	478,673	6,662,178
	Pennon Group PLC	861,864	5,873,706
	Persimmon PLC	988,280	15,706,844
	Pets at Home Group PLC	1,398,539	3,939,575
	Pharos Energy PLC	1,487,849	402,868
	Phoenix Group Holdings PLC	1,046,607	9,271,716
*	Phoenix Spree Deutschland Ltd.	67,649	148,092
*	Pinewood Technologies Group PLC	249,846	1,209,215
	Playtech PLC	1,095,208	3,790,582
	Plus500 Ltd.	368,186	15,320,017
	Polar Capital Holdings PLC	237,317	1,789,050
	Pollen Street Group Ltd.	7,818	91,014
	Porvair PLC	11,959	120,495
#	PPHE Hotel Group Ltd.	32,501	611,102
	Premier Foods PLC	4,477,015	10,738,346
	Prudential PLC (PRU LN)	1,521,461	21,160,602
#	Prudential PLC (PUK US), ADR	379,204	10,564,623
*	PureTech Health PLC (PRTC LN)	472,395	820,331
*	PureTech Health PLC (PRTC US), ADR	137	2,363
	PZ Cussons PLC	512,533	498,751
	QinetiQ Group PLC	1,754,089	11,076,508
Ω	Quilter PLC	3,760,033	8,977,279
	Rank Group PLC	469,184	731,542
	Rathbones Group PLC	139,856	3,278,157
*††	Raven Property Group Ltd.	96,453	0
	Reach PLC	2,162,440	1,678,919
	Reckitt Benckiser Group PLC	841,578	64,371,498
	Record PLC	193,593	152,505
	RELX PLC (REL LN)	596,581	26,366,718
	RELX PLC (RELX US), Sponsored ADR	366,786	16,226,609

		Shares	Value»
UNITED KINGDOM — (Continued)
	RELX PLC (REN NA)	437,454	$19,267,078
	Renew Holdings PLC	115,338	1,404,647
	Rentokil Initial PLC	1,779,367	9,931,443
#	Rentokil Initial PLC, Sponsored ADR	49,587	1,379,510
	RHI Magnesita NV	9,135	252,079
	Rightmove PLC	2,564,598	22,518,333
	Rio Tinto PLC (RIO LN)	584,468	42,134,274
#	Rio Tinto PLC (RIO US), Sponsored ADR	733,757	52,639,727
	Robert Walters PLC	191,734	379,553
*	Rockhopper Exploration PLC	174,882	189,063
	Rolls-Royce Holdings PLC	6,048,245	93,075,200
	Rotork PLC	2,452,946	11,042,805
	RS Group PLC	1,026,735	7,514,553
	RWS Holdings PLC	723,800	736,222
	S&U PLC	8,204	192,194
#	S4 Capital PLC	442,489	137,230
Ω	Sabre Insurance Group PLC	404,475	712,189
*	Saga PLC	671,225	2,350,294
	Sage Group PLC	1,322,771	19,994,170
*	Savannah Energy PLC	547,478	50,154
	Savills PLC	614,348	8,141,086
	Schroders PLC	1,513,590	7,552,997
	Secure Trust Bank PLC	23,118	295,999
	Senior PLC	840,863	2,106,160
	Serco Group PLC	4,676,711	15,606,028
	Serica Energy PLC	418,396	1,195,816
	Severfield PLC	923,662	364,494
	Severn Trent PLC	414,486	15,151,533
	Shell PLC (SHEL LN)	1,472,115	55,188,718
	Shell PLC (SHEL US), ADR	3,868,402	289,820,660
*	SIG PLC	2,515,064	297,975
*	Sigmaroc PLC	227,068	344,813
	Smith & Nephew PLC (SN LN)	593,708	10,963,416
#	Smith & Nephew PLC (SNN US), Sponsored ADR	38,117	1,403,468
	Smiths Group PLC	411,883	13,639,115
	Smiths News PLC	576,869	462,195
	Softcat PLC	570,660	12,024,660
#*	SolGold PLC	618,463	142,857
	Spectris PLC	133,508	7,202,411
	Speedy Hire PLC	1,982,407	717,976
	Spirax Group PLC	62,656	5,844,076

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Spire Healthcare Group PLC	1,328,805	$4,096,826
	SSE PLC	1,154,380	29,082,048
	SSP Group PLC	2,599,068	5,252,753
	St. James’s Place PLC	1,605,485	27,392,853
	Standard Chartered PLC	3,584,275	73,575,269
	SThree PLC	373,707	773,015
*	Strix Group PLC	234,787	102,998
*††	Studio Retail Group PLC	86,255	0
	STV Group PLC	69,518	103,230
*	Synthomer PLC	400,228	282,462
	Tate & Lyle PLC	770,264	3,910,506
	Tatton Asset Management PLC	4,130	40,380
	Taylor Wimpey PLC	10,905,090	15,084,360
	TBC Bank Group PLC	89,366	5,119,967
*	Team Internet Group PLC	376,051	224,647
	Telecom Plus PLC	271,797	6,339,743
	Tesco PLC	13,419,289	80,980,996
#*	THG PLC	1,480,291	904,707
	Topps Tiles PLC	712,026	322,479
	TP ICAP Group PLC	5,587,570	19,271,332
*Ω	Trainline PLC	1,010,242	3,334,833
	Travis Perkins PLC	655,393	5,418,787
	Treatt PLC	19,168	60,667
	Trifast PLC	578,792	577,605
	TT Electronics PLC	830,665	1,684,411
#*	Tullow Oil PLC	2,140,817	276,334
#	Unilever PLC (UL US), Sponsored ADR	551,057	33,168,121
	Unilever PLC (ULVR LN)	253,281	15,197,955
	Unilever PLC (UNA NA)	796,683	48,244,276
	United Utilities Group PLC	1,052,692	16,607,778
*	Vanquis Banking Group PLC	863,424	1,293,208
	Vertu Motors PLC	874,766	720,138
	Vesuvius PLC	1,072,606	5,293,104
	Victrex PLC	247,521	2,103,271
*	Videndum PLC	77,752	40,934
*	Vistry Group PLC	1,148,029	9,724,558
	Vodafone Group PLC (VOD LN)	19,661,176	23,801,287
#	Volex PLC	230,382	1,135,092
	Volution Group PLC	405,026	3,497,981
	Vp PLC	17,348	129,756

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Watches of Switzerland Group PLC	670,473	$3,460,694
*	Watkin Jones PLC	462,728	173,672
	Weir Group PLC	346,643	13,494,082
	WH Smith PLC	471,329	4,186,823
	Whitbread PLC	485,000	18,464,052
	Wickes Group PLC	1,301,434	3,786,560
	Wilmington PLC	153,206	625,876
*	Wise PLC, Class A	205,474	2,612,813
	WPP PLC (WPP LN)	430,273	1,625,859
#	WPP PLC (WPP US), Sponsored ADR	171,226	3,248,157
*	Xaar PLC	199,799	332,632
	XPS Pensions Group PLC	140,532	622,515
#	Young & Co.’s Brewery PLC (YNGA LN), Class A	65,942	666,928
	Young & Co.’s Brewery PLC (YNGN LN)	20,699	167,489
*	Zegona Communications PLC	9,272	149,924
	Zigup PLC	949,773	4,326,840
	Zotefoams PLC	40,050	241,119

TOTAL UNITED KINGDOM			4,243,928,775

UNITED STATES — (0.2%)
*	ADTRAN Holdings, Inc.	30,543	316,214
*	Amrize Ltd.	179,336	9,296,778
#*	Flutter Entertainment PLC	12,028	2,770,959
*	Gran Tierra Energy, Inc. (GTE CN)	155,910	530,241
	International Paper Co.	675,572	26,453,809
	MEG Energy Corp.	1,254,914	26,555,807
	Royal Gold, Inc.	54,831	9,583,911
††	Theratechnologies, Inc.	62,650	23,807

TOTAL UNITED STATES			75,531,526

TOTAL COMMON STOCKS			36,074,842,964

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 5.764%	93,903	$8,135,361
#Ω	Dr. Ing hc F Porsche AG, 5.074%	111,824	5,850,737
#	Draegerwerk AG & Co. KGaA, 2.796%	41,380	3,486,988
	Einhell Germany AG, 1.843%	11,261	1,067,956
#	FUCHS SE, 3.020%	236,423	10,583,367
	Henkel AG & Co. KGaA, 2.901%	227,937	18,465,835
	Jungheinrich AG, 2.591%	250,846	8,964,776
	Porsche Automobil Holding SE, 5.552%	523,301	20,792,564
#	Sartorius AG, 0.312%	17,957	4,940,473
	Sixt SE, 4.946%	89,513	5,686,699
	STO SE & Co. KGaA, 2.782%	7,858	1,080,265
	Villeroy & Boch AG, 5.438%	56,916	1,085,907
	Volkswagen AG, 7.042%	253,832	26,433,237

TOTAL GERMANY			116,574,165

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Cash Converters International Ltd. Rights 11/17/2025	69,894	0
*	Galan Lithium Ltd. Warrants	10,752	0
*	Silver Mines Ltd. Warrants 06/17/26	28,100	927

TOTAL AUSTRALIA			927

CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	20,401	0

		Shares	Value»
GERMANY — (0.0%)
#*	BayWa AG Rights 11/10/2025	61,967	$106,425

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	66,474	0

NORWAY — (0.0%)
#*	Vend Marketplaces ASA Rights 11/13/2025	16,309	36,304

SPAIN — (0.0%)
*	Vidrala SA Rights 11/17/2025	76,793	362,913

SWITZERLAND — (0.0%)
*	Fundamenta Real Estate AG Rights 11/03/2025	4,346	193

TOTAL RIGHTS/WARRANTS			506,762

TOTAL INVESTMENT SECURITIES (Cost $21,440,803,249)			36,191,923,891

			Value†

SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	113,719,728	1,315,396,097

TOTAL INVESTMENTS — (100.0%) (Cost $22,756,199,346)			$37,507,319,988

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

As of October 31, 2025, International Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	990	12/19/25	$330,637,228	$340,263,000	$9,625,772

Total Futures Contracts			$330,637,228	$340,263,000	$9,625,772

As of October 31, 2025, the value of Rule 144A securities amounted to $620,311,688 or 1.7% of net assets.

Summary of the Portfolio’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$66,030,362	$2,114,274,704	—	$2,180,305,066
Austria	—	220,575,271	—	220,575,271
Belgium	10,110,823	401,032,065	—	411,142,888
Brazil	—	483,010	—	483,010
Canada	4,358,288,761	13,885,132	$5,973	4,372,179,866
China	44,493,670	181,384	—	44,675,054
Denmark	45,939,338	742,349,330	—	788,288,668
Finland	4,583,507	616,746,893	—	621,330,400
France	17,571,815	2,699,969,509	—	2,717,541,324
Germany	58,015,688	2,666,223,153	—	2,724,238,841
Hong Kong	—	578,808,084	125,939	578,934,023
Ireland	—	199,264,366	—	199,264,366
Israel	20,786,648	438,673,111	—	459,459,759
Italy	12,108,639	1,270,006,875	—	1,282,115,514
Japan	117,791,708	7,988,745,624	—	8,106,537,332
Netherlands	254,319,868	1,011,815,000	—	1,266,134,868
New Zealand	266,674	98,364,178	—	98,630,852
Norway	1,071,145	257,158,858	—	258,230,003
Portugal	356,859	135,764,291	—	136,121,150
Singapore	7,834	441,279,733	—	441,287,567
South Africa	—	2,862,534	—	2,862,534
Spain	41,316,783	1,068,308,844	1,958	1,109,627,585
Sweden	372,225	1,020,853,096	—	1,021,225,321
Switzerland	354,812,168	2,359,379,233	—	2,714,191,401
United Kingdom	877,007,686	3,366,920,974	115	4,243,928,775
United States	45,966,737	29,540,982	23,807	75,531,526
Preferred Stocks
Germany	—	116,574,165	—	116,574,165
Rights/Warrants
Australia	—	927	—	927
Canada	—	—	—	—
Germany	—	106,425	—	106,425
Italy	—	—	—	—
Norway	—	36,304	—	36,304
Spain	—	362,913	—	362,913

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$193	—	$193
Securities Lending Collateral	—	1,315,396,097	—	1,315,396,097

Total Investments in Securities	$6,331,218,938	$31,175,943,258	$157,792<>	$37,507,319,988

Financial Instruments
Assets
Futures Contracts**	$9,625,772	—	—	9,625,772

Total Financial Instruments	$9,625,772	—	—	$9,625,772

** Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (62.7%)
U.S. Small Cap Portfolio	1,340,504	$68,365,683

INTERNATIONAL EQUITIES — (37.3%)
The Emerging Markets Small Cap Series		13,089,697
The Continental Small Company Series		11,516,381
The Japanese Small Company Series		5,988,048
The Canadian Small Company Series		3,718,834
The United Kingdom Small Company Series		3,438,098
The Asia Pacific Small Company Series		2,966,413

TOTAL INTERNATIONAL EQUITIES		40,717,471

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $75,188,778)		$109,083,154

Summary of the Portfolio’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$109,083,154	—	—	$109,083,154

Total Investments in Securities	$109,083,154	—	—	$109,083,154

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.0%)
The Continental Small Company Series		$5,751,770,016
The Japanese Small Company Series		3,080,139,016
The Canadian Small Company Series		1,892,935,882
The United Kingdom Small Company Series		1,708,230,350
The Asia Pacific Small Company Series		1,440,272,407

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$13,873,347,671

	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
¥State Street Institutional U.S. Government Money Market Fund, 4.010% (Cost $135,173,364)	135,173,364	135,173,364

TOTAL INVESTMENTS — (100.0%) (Cost $9,541,793,578)		$14,008,521,035

As of October 31, 2025, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	382	12/19/25	$127,575,669	$131,293,400	$3,717,731

Total Futures Contracts			$127,575,669	$131,293,400	$3,717,731

Summary of the Portfolio’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$13,873,347,671	—	—	$13,873,347,671
Temporary Cash Investments	135,173,364	—	—	135,173,364

Total Investments in Securities	$14,008,521,035	—	—	$14,008,521,035

Financial Instruments
Assets
Futures Contracts**	3,717,731	—	—	3,717,731

Total Financial Instruments	$3,717,731	—	—	$3,717,731

  ** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Japanese Small Company Serie	$241,941,318

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$241,941,318

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Asia Pacific Small Company Series	$184,867,114

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$184,867,114

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The United Kingdom Small Company Series	$22,866,557

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$22,866,557

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Continental Small Company Series	$115,693,092

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$115,693,092

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (98.0%)
AUSTRALIA — (24.4%)
	Abacus Group	3,249,765	$2,553,846
#	Abacus Storage King	4,129,868	3,793,650
#	Arena REIT	3,049,979	7,287,913
#	Aspen Group Ltd.	1,420,251	4,905,889
	BWP Property Group Ltd.	4,003,921	10,069,735
	Carindale Property Trust	259,419	932,032
#	Centuria Capital Group	4,491,239	6,925,552
	Centuria Industrial REIT	3,715,807	8,614,956
#	Centuria Office REIT	2,845,487	2,196,478
	Charter Hall Group	3,365,356	49,425,990
#	Charter Hall Long Wale REIT	4,530,490	12,604,456
	Charter Hall Retail REIT	3,737,180	10,071,534
	Charter Hall Social Infrastructure REIT	2,396,939	5,060,871
	Cromwell Property Group	12,211,596	3,714,573
	Dexus	7,146,217	34,071,528
	Dexus Convenience Retail REIT	662,789	1,269,178
	Dexus Industria REIT	2,063,979	3,862,725
#	Elanor Commercial Property Fund	54,174	23,217
*††	Elanor Investor Group	67,755	6,827
	Garda Property Group	323,917	247,986
	GDI Property Group Partnership	5,581,557	2,410,529
	Goodman Group	13,529,691	291,810,736
	GPT Group	12,981,540	45,597,669
	Growthpoint Properties Australia Ltd.	1,903,359	3,188,610
	HealthCo REIT	1,618,897	721,449
#	HMC Capital Ltd.	421,334	852,773
	HomeCo Daily Needs REIT	12,360,571	11,040,348
	Ingenia Communities Group	2,768,194	10,172,959
	Mirvac Group	26,804,628	40,352,413
	National Storage REIT	8,708,505	13,104,344
	RAM Essential Services Property Fund	256,488	101,554

		Shares	Value»
AUSTRALIA — (Continued)
	Region Group	8,270,187	$13,209,331
	Scentre Group	37,120,979	98,884,117
	Stockland	16,983,675	70,216,957
	Vicinity Ltd.	27,506,234	45,442,155
	Waypoint REIT Ltd.	4,388,238	7,610,483

TOTAL AUSTRALIA			822,355,363

BELGIUM — (3.7%)
	Aedifica SA	336,288	24,558,580
	Ascencio	37,135	2,152,884
#	Care Property Invest NV	264,656	3,484,956
	Cofinimmo SA	269,646	23,026,640
	Home Invest Belgium SA	47,758	1,031,629
	Montea NV	130,015	10,499,767
#*	Nextensa SA	29,939	1,404,132
	Retail Estates NV	108,717	7,882,466
	Shurgard Self Storage Ltd.	72,838	2,666,370
	Vastned NV	110,061	3,782,818
	Warehouses De Pauw CVA	1,329,209	33,754,836
	Wereldhave Belgium Comm VA	40,706	2,486,805
	Xior Student Housing NV	256,456	8,367,443

TOTAL BELGIUM			125,099,326

CANADA — (4.0%)
#	Allied Properties Real Estate Investment Trust	412,230	4,344,059
#	Artis Real Estate Investment Trust	344,916	1,500,116
	Automotive Properties Real Estate Investment Trust	132,420	1,030,054
#	Boardwalk Real Estate Investment Trust	170,180	7,846,808
	BSR Real Estate Investment Trust	188,782	2,254,057
	BTB Real Estate Investment Trust	304,909	845,671
	Canadian Apartment Properties REIT	544,101	14,962,729
#	Choice Properties Real Estate Investment Trust	1,086,985	11,501,096

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Crombie Real Estate Investment Trust	368,062	$3,917,982
#	CT Real Estate Investment Trust	345,176	4,013,989
#	Dream Industrial Real Estate Investment Trust	933,794	8,049,317
#	Dream Office Real Estate Investment Trust	56,215	735,472
#	European Residential Real Estate Investment Trust	295,642	227,652
	Firm Capital Property Trust	64,400	273,202
	First Capital Real Estate Investment Trust	720,888	9,668,036
	Flagship Communities REIT	1,800	33,570
#	Granite Real Estate Investment Trust	205,671	11,558,225
#	H&R Real Estate Investment Trust	888,623	7,089,725
	InterRent Real Estate Investment Trust	138,495	1,321,210
	Killam Apartment Real Estate Investment Trust	385,253	4,760,211
#Ω	Minto Apartment Real Estate Investment Trust	125,384	1,227,423
	Morguard North American Residential Real Estate Investment Trust	133,598	1,658,366
#	Morguard Real Estate Investment Trust	337,356	1,404,698
#	Nexus Industrial REIT	204,642	1,148,289
#	Northwest Healthcare Properties Real Estate Investment Trust	759,380	2,745,040
	Plaza Retail REIT	390,130	1,165,480
#	Primaris Real Estate Investment Trust	330,413	3,623,219
	PRO Real Estate Investment Trust	205,582	882,395
#	RioCan Real Estate Investment Trust	1,015,131	13,585,262
	Slate Grocery REIT, Class U	191,958	1,999,577

		Shares	Value»
CANADA — (Continued)
#	SmartCentres Real Estate Investment Trust	479,070	$9,085,781
	True North Commercial Real Estate Investment Trust	52,923	342,242

TOTAL CANADA			134,800,953

CHINA — (0.1%)
	China Merchants Commercial Real Estate Investment Trust	310,000	51,102
	Spring Real Estate Investment Trust	5,882,000	1,226,512
	Yuexiu Real Estate Investment Trust	15,480,250	1,811,710

TOTAL CHINA			3,089,324

FRANCE — (6.6%)
#	Altarea SCA	41,104	4,688,609
	ARGAN SA	74,780	5,819,844
	Carmila SA	407,829	7,434,968
	Covivio Hotels SACA	6,721	175,022
	Covivio SA	382,357	24,531,199
	Gecina SA	287,394	26,707,894
	ICADE	214,495	5,226,484
	Klepierre SA	1,388,630	53,068,643
	Mercialys SA	597,342	7,288,534
	Unibail-Rodamco-Westfield (URW FP)	841,955	87,060,852
*	Vitura SA	7,577	44,987

TOTAL FRANCE			222,047,036

GERMANY — (0.1%)
*	Deutsche Konsum REIT-AG	11,682	25,774
	Hamborner REIT AG	607,697	3,638,189

TOTAL GERMANY			3,663,963

HONG KONG — (3.3%)
#	Champion REIT	18,486,012	4,965,277
	Fortune Real Estate Investment Trust	10,752,000	6,945,512
	Link REIT	17,989,820	93,684,059
	Prosperity REIT	12,113,000	2,181,752
*	Regal Real Estate Investment Trust	9,834,000	494,441
#	SF Real Estate Investment Trust	697,000	253,222

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Sunlight Real Estate
	Investment Trust	9,090,000	$2,758,917

TOTAL HONG KONG			111,283,180

INDIA — (0.2%)
Ω	Brookfield India Real Estate Trust	408,458	1,578,370
	Embassy Office Parks REIT	860,677	4,149,228
Ω	Mindspace Business Parks REIT	286,045	1,497,393
	Nexus Select Trust	104,382	191,036

TOTAL INDIA			7,416,027

IRELAND — (0.1%)
	Irish Residential Properties REIT PLC	3,843,406	4,109,925

ITALY — (0.1%)
	Immobiliare Grande Distribuzione SIIQ SpA	366,559	1,485,924

JAPAN — (20.7%)
	Activia Properties, Inc.	13,173	12,052,879
	Advance Residence Investment Corp.	20,309	21,981,935
	AEON REIT Investment Corp.	11,478	9,717,574
	Comforia Residential REIT, Inc.	4,761	10,039,500
#	CRE Logistics REIT, Inc.	4,009	4,084,748
	Daiwa House REIT Investment Corp.	31,910	27,498,406
	Daiwa Office Investment Corp.	3,739	9,152,559
	Daiwa Securities Living Investments Corp.	13,928	9,978,389
	ESCON Japan REIT Investment Corp.	2,180	1,746,941
	Frontier Real Estate Investment Corp.	17,849	10,484,088
	Fukuoka REIT Corp.	5,010	6,144,088
	Global One Real Estate Investment Corp.	6,900	6,344,123
	GLP J-Reit	31,675	28,714,762
	Hankyu Hanshin REIT, Inc.	4,412	5,074,537

		Shares	Value»
JAPAN — (Continued)
	Health Care & Medical Investment Corp.	2,596	$1,939,804
	Heiwa Real Estate REIT, Inc.	7,180	7,189,051
#	Hoshino Resorts REIT, Inc.	4,095	6,843,007
	Hulic Reit, Inc.	9,140	10,172,876
	Ichigo Hotel REIT Investment Corp.	1,455	1,241,637
#	Ichigo Office REIT Investment Corp.	7,059	4,347,680
	Industrial & Infrastructure Fund Investment Corp.	14,754	13,707,990
	Invincible Investment Corp.	53,766	24,022,302
	Japan Excellent, Inc.	8,130	7,759,756
	Japan Hotel REIT Investment Corp.	35,626	20,753,710
	Japan Logistics Fund, Inc.	17,556	11,367,224
	Japan Metropolitan Fund Invest	50,353	38,951,667
	Japan Prime Realty Investment Corp.	23,992	16,320,852
	Japan Real Estate Investment Corp.	44,489	36,693,312
	KDX Realty Investment Corp.	28,822	31,910,990
	LaSalle Logiport REIT	12,878	12,469,625
	Marimo Regional Revitalization REIT, Inc.	1,622	1,161,105
#	Mirai Corp.	13,106	4,105,400
	Mitsubishi Estate Logistics REIT Investment Corp.	10,077	8,073,402
	Mitsui Fudosan Accommodations Fund, Inc.	16,069	13,541,865
	Mitsui Fudosan Logistics Park, Inc.	21,724	15,746,659
	Mori Hills REIT Investment Corp.	9,967	9,454,318
	Mori Trust Reit, Inc.	18,885	9,523,282
#	Nippon Building Fund, Inc.	54,938	50,705,842
	Nippon Hotel & Residential Investment Corp.	1,804	953,942
	Nippon Prologis REIT, Inc.	48,018	27,928,608

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NIPPON REIT Investment Corp.	12,165	$7,681,350
	Nomura Real Estate Master Fund, Inc.	28,029	29,906,759
#	NTT UD REIT Investment Corp.	10,388	9,198,830
	One REIT, Inc.	4,995	2,893,903
	Orix JREIT, Inc.	37,564	25,426,320
	Samty Residential Investment Corp.	2,720	1,989,823
	Sankei Real Estate, Inc.	3,233	2,069,679
#	Sekisui House Reit, Inc.	28,785	14,814,744
	SOSiLA Logistics REIT, Inc.	4,908	3,929,051
	Star Asia Investment Corp.	17,715	7,050,467
	Starts Proceed Investment Corp.	1,599	2,098,917
	Takara Leben Real Estate Investment Corp.	5,302	3,196,603
	Tokyu REIT, Inc.	5,629	7,225,104
#	Tosei REIT Investment Corp.	2,216	2,101,463
	United Urban Investment Corp.	20,496	24,805,623
	XYMAX REIT Investment Corp.	1,778	1,357,209

TOTAL JAPAN			695,646,280

MALAYSIA — (0.8%)
	Al-’Aqar Healthcare REIT	295,700	90,356
#	Axis Real Estate Investment Trust	9,117,520	4,681,296
	Capitaland Malaysia Trust	13,052,815	1,949,744
	IGB Real Estate Investment Trust	10,385,700	6,671,733
#	KIP REIT	535,800	112,516
#	KLCCP Stapled Group	2,323,900	4,829,290
#	Pavilion Real Estate Investment Trust	4,975,100	2,198,184
	Sunway Real Estate Investment Trust	11,533,200	5,785,841
#	YTL Hospitality REIT	4,793,600	1,281,663

TOTAL MALAYSIA			27,600,623

		Shares	Value»
MEXICO — (2.6%)
	Asesor de Activos Prisma SAPI de CV	8,188,318	$2,097,930
#	Concentradora Fibra Danhos SA de CV	2,348,196	3,652,763
Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,227,043	1,915,747
#Ω	FIBRA Macquarie Mexico	11,017,312	17,802,282
	Fibra MTY SAPI de CV	33,987	26,197
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,492,850	691,845
	Fibra Uno Administracion SA de CV	19,187,043	27,956,684
#	Prologis Property Mexico SA de CV	8,507,558	34,101,669

TOTAL MEXICO			88,245,117

NETHERLANDS — (0.6%)
	Eurocommercial Properties NV	414,069	12,364,135
	NSI NV	149,458	3,522,781
	Wereldhave NV	257,433	5,467,928

TOTAL NETHERLANDS			21,354,844

NEW ZEALAND — (1.6%)
#	Argosy Property Ltd.	8,712,952	6,400,995
	Goodman Property Trust	10,403,503	12,615,473
	Kiwi Property Group Ltd.	16,656,488	10,295,467
	Precinct Properties Group	13,933,523	9,887,503
#	Property for Industry Ltd.	3,374,328	4,902,012
	Stride Property Group	4,095,372	3,447,781
	Vital Healthcare Property Trust	4,516,078	5,761,754

TOTAL NEW ZEALAND			53,310,985

PHILIPPINES — (0.1%)
	AREIT, Inc.	2,268,300	1,653,300
	DDMP Reit, Inc.	7,381,000	130,532
	MREIT, Inc.	2,964,900	692,433

TOTAL PHILIPPINES			2,476,265

SAUDI ARABIA — (0.1%)
	Al Rajhi REIT	775,713	1,735,575

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Derayah REIT	124,460	$190,216
	Jadwa REIT Saudi Fund	394,730	1,162,872
	Riyad REIT Fund	468,851	656,158

TOTAL SAUDI ARABIA			3,744,821

SINGAPORE — (11.1%)
	Acrophyte Hospitality Trust	143,100	38,482
	AIMS APAC REIT	5,229,654	5,544,775
	CapitaLand Ascendas REIT	27,062,980	58,592,225
	CapitaLand Ascott Trust	18,597,821	13,486,707
#	CapitaLand China Trust	8,664,400	5,318,861
	CapitaLand Integrated Commercial Trust	41,434,491	75,327,465
#	CDL Hospitality Trusts	7,302,980	4,626,838
	Daiwa House Logistics Trust	386,500	170,662
	Digital Core REIT Management Pte. Ltd.	1,034,600	532,797
#*††	EC World Real Estate Investment Trust	2,427,600	93,254
	ESR-REIT	4,973,454	10,924,901
	Far East Hospitality Trust	8,882,721	4,126,541
	First Real Estate Investment Trust	16,008,903	3,443,218
	Frasers Centrepoint Trust	9,447,916	16,984,371
#	Frasers Logistics & Commercial Trust	19,169,932	14,057,867
#	IREIT Global	2,752,634	612,624
	Keppel DC REIT	11,968,573	21,961,541
#*	Keppel Pacific Oak U.S. REIT	6,793,000	1,557,900
	Keppel REIT	17,933,726	14,470,723
	Lendlease Global Commercial REIT	12,013,903	5,906,473
#*	Lippo Malls Indonesia Retail Trust	55,201,179	634,330
#*	Manulife U.S. Real Estate Investment Trust	13,384,486	961,354
#	Mapletree Industrial Trust	14,617,258	23,905,270
	Mapletree Logistics Trust	25,139,447	25,870,009

		Shares	Value»
SINGAPORE — (Continued)
	Mapletree Pan Asia Commercial Trust	16,490,206	$18,244,165
	OUE Real Estate Investment Trust	14,560,954	3,861,226
	Parkway Life Real Estate Investment Trust	3,131,700	9,863,534
	Prime U.S. REIT	4,794,400	937,363
	Sabana Industrial Real Estate Investment Trust	7,626,097	2,809,469
	Sasseur Real Estate Investment Trust	4,096,300	2,176,141
	Starhill Global REIT	20,654,826	9,209,916
	Suntec Real Estate Investment Trust	14,949,200	15,389,946
	United Hampshire U.S. REIT	228,317	111,798

TOTAL SINGAPORE			371,752,746

SOUTH AFRICA — (2.5%)
	Attacq Ltd.	4,078,664	3,564,833
	Burstone Group Ltd.	5,083,326	2,652,474
	Emira Property Fund Ltd.	390,417	306,237
#	Equites Property Fund Ltd.	6,048,984	5,896,572
	Fairvest Ltd., Class B	7,802,020	2,810,169
	Growthpoint Properties Ltd.	24,107,527	22,666,715
	Hyprop Investments Ltd.	2,654,015	7,870,297
	Octodec Investments Ltd.	555,360	409,537
	Redefine Properties Ltd.	47,508,736	14,801,768
	Resilient REIT Ltd.	2,088,168	8,510,468
#	SA Corporate Real Estate Ltd.	20,959,626	3,976,113
#	Stor-Age Property REIT Ltd.	817,922	797,322
	Vukile Property Fund Ltd.	8,247,425	10,778,133

TOTAL SOUTH AFRICA			85,040,638

SOUTH KOREA — (0.5%)
	D&D Platform REIT Co. Ltd.	108,437	261,848
	E KOCREF CR-REIT Co. Ltd.	271,396	900,199
	ESR Kendall Square REIT Co. Ltd.	460,018	1,406,572

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»
SOUTH KOREA — (Continued)
IGIS Residence REIT Co. Ltd.	192,431	$536,730
IGIS Value Plus REIT Co. Ltd.	395,208	1,230,545
JR Global Reit	1,230,187	2,485,961
KB Star Real Estate Investment Trust, Inc.	174,952	490,469
Koramco Life Infra Reit Co. Ltd.	521,683	1,593,707
Koramco One REIT	2,858	14,218
LOTTE REIT Co. Ltd.	665,098	1,798,589
Mirae Asset Global REIT Co. Ltd.	184,434	339,782
Miraeasset Maps Reit1 Co. Ltd.	69,520	131,734
NH All-One REIT Co. Ltd.	213,542	508,549
Shinhan Alpha REIT Co. Ltd.	692,969	2,703,042
Shinhan Seobu T&D REIT Co. Ltd.	125,992	307,752
SK REITs Co. Ltd.	760,665	2,824,504

TOTAL SOUTH KOREA		17,534,201

SPAIN — (1.6%)
Colonial SFL Socimi SA (COL SM)	2,043,707	12,932,101
Merlin Properties Socimi SA	2,571,484	40,059,262

TOTAL SPAIN		52,991,363

TAIWAN — (0.3%)
Cathay No. 1 REIT	10,846,000	5,138,325
Cathay No. 2 REIT	4,142,000	1,900,563
Fubon No. 1 REIT	1,308,000	526,964
Fubon No. 2 REIT	4,032,000	1,465,966

TOTAL TAIWAN		9,031,818

THAILAND — (0.1%)
CPN Retail Growth Leasehold REIT	39,000	13,750
Frasers Property Thailand Industrial Freehold & Leasehold REIT	3,656,600	1,187,391
IMPACT Growth Real Estate Investment Trust	1,884,600	582,836

		Shares	Value»
THAILAND — (Continued)
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F	3,769,400	$1,130,762

TOTAL THAILAND			2,914,739

TURKEY — (0.9%)
*	Adra Gayrimenkul Yatirim Ortakligi AS	23,468	28,292
*	Akfen Gayrimenkul Yatirim Ortakligi AS	4,623,948	296,519
	AKIS Gayrimenkul Yatirimi AS	7,594,071	1,426,555
	Akmerkez Gayrimenkul Yatirim Ortakligi AS	54,504	300,552
*	Alarko Gayrimenkul Yatirim Ortakligi AS	681,734	432,542
*	Asce Gayrimenkul Yatirim Ortakligi AS	143,748	39,970
#	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	14,643,631	7,018,821
	Halk Gayrimenkul Yatirim Ortakligi AS	3,575,932	365,149
*	Is Gayrimenkul Yatirim Ortakligi AS	2,838,436	1,325,114
*	Kiler Gayrimenkul Yatirim Ortakligi AS	3,395,425	522,147
#*	Kuyumcukent Gayrimenkul Yatirimlari AS	2,429,896	2,942,412
*	Ozak Gayrimenkul Yatirim Ortakligi	2,308,977	761,829
	Panora Gayrimenkul Yatirim Ortakligi	422,096	931,594
*	Reysas Gayrimenkul Yatirim Ortakligi AS	3,814,213	1,869,773
*	Servet Gayrimenkul Yatirim Ortakligi AS	6,285,891	473,044
*	Tera Yatirim Teknoloji Holding AS	3,876,776	3,805,034
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,266,010	2,310,505
*	Vakif Gayrimenkul Yatirim Ortakligi AS	9,177,362	549,413
	Yeni Gimat Gayrimenkul Ortakligi AS	1,017,114	3,325,063

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Yesil Gayrimenkul Yatirim Ortakligi AS	1,209,895	$58,211

TOTAL TURKEY			28,782,539

UNITED KINGDOM — (11.9%)
	abrdn Property Income Trust Ltd.	3,627,036	241,701
	AEW U.K. REIT PLC	203,839	278,521
	Big Yellow Group PLC	1,295,000	18,941,825
	British Land Co. PLC	6,941,649	34,669,771
	CLS Holdings PLC	1,088,797	856,126
	Custodian Property Income REIT PLC	3,255,497	3,438,084
	Derwent London PLC	735,406	17,028,656
	Empiric Student Property PLC	4,645,446	4,757,657
	Great Portland Estates PLC	2,409,970	10,549,872
	Hammerson PLC	3,163,729	12,695,153
	Helical PLC	145,579	398,985
	Land Securities Group PLC	4,776,261	39,034,410
	LondonMetric Property PLC	16,111,502	40,307,826
	NewRiver REIT PLC	3,335,097	3,072,796
	Palace Capital PLC	20,317	57,664
	Picton Property Income Ltd.	1,637,602	1,681,842
	Primary Health Properties PLC	16,407,012	20,200,194
	PRS REIT PLC	2,255,944	3,306,330
Ω	Regional REIT Ltd.	1,188,813	1,659,805
Ω	Residential Secure Income PLC	250,086	190,152
	Safestore Holdings PLC	1,541,099	14,485,993
	Schroder European Real Estate Investment Trust PLC	105,100	86,636
	Schroder Real Estate Investment Trust Ltd.	4,533,322	3,246,837

		Shares	Value»
	UNITED KINGDOM — (Continued)
	Segro PLC	8,847,372	$81,186,696
	Shaftesbury Capital PLC	9,642,213	17,811,739
	Sirius Real Estate Ltd.	4,029,190	5,291,171
Ω	Social Housing Reit PLC	982,585	877,728
	Supermarket Income REIT PLC	2,588,433	2,693,482
	Target Healthcare REIT PLC	4,581,747	5,679,066
	Town Centre Securities PLC	222	388
	Tritax Big Box REIT PLC	15,782,051	31,154,649
	UNITE Group PLC	2,736,314	20,410,760
	Workspace Group PLC	1,029,108	5,654,147

TOTAL UNITED KINGDOM			401,946,662

	TOTAL COMMON STOCKS		3,297,724,662

	RIGHTS/WARRANTS — (0.1%)

	TURKEY — (0.1%)
*	Tera Yatirim Teknoloji Holding AS Rights 11/04/2025	3,876,776	3,705,864

	TOTAL INVESTMENT SECURITIES (Cost $2,925,990,287)		3,301,430,526

			Value†
SECURITIES LENDING COLLATERAL — (1.9%)
	@§ The DFA Short Term Investment Fund	5,555,481	64,260,254

	TOTAL INVESTMENTS — (100.0%) (Cost $2,990,250,541)		$3,365,690,780

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

As of October 31, 2025, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	59	12/19/25	$19,796,129	$20,278,300	$482,171

Total Futures Contracts			$19,796,129	$20,278,300	$482,171

As of October 31, 2025, the value of Rule 144A securities amounted to $26,748,900 or 0.8% of net assets.

Summary of the Portfolio’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$ 822,348,536	$ 6,827	$ 822,355,363
Belgium	—	125,099,326	—	125,099,326
Canada	$134,800,953	—	—	134,800,953
China	—	3,089,324	—	3,089,324
France	—	222,047,036	—	222,047,036
Germany	—	3,663,963	—	3,663,963
Hong Kong	—	111,283,180	—	111,283,180
India	—	7,416,027	—	7,416,027
Ireland	—	4,109,925	—	4,109,925
Italy	—	1,485,924	—	1,485,924
Japan	—	695,646,280	—	695,646,280
Malaysia	—	27,600,623	—	27,600,623
Mexico	88,245,117	—	—	88,245,117
Netherlands	—	21,354,844	—	21,354,844
New Zealand	—	53,310,985	—	53,310,985
Philippines	—	2,476,265	—	2,476,265
Saudi Arabia	—	3,744,821	—	3,744,821
Singapore	—	371,659,492	93,254	371,752,746
South Africa	—	85,040,638	—	85,040,638
South Korea	—	17,534,201	—	17,534,201
Spain	—	52,991,363	—	52,991,363
Taiwan	—	9,031,818	—	9,031,818
Thailand	13,750	2,900,989	—	2,914,739
Turkey	—	28,782,539	—	28,782,539
United Kingdom	—	401,946,662	—	401,946,662
Rights/Warrants
Turkey	—	3,705,864	—	3,705,864
Securities Lending Collateral	—	64,260,254	—	64,260,254

Total Investments in Securities	$223,059,820	$3,142,530,879	$100,081<>	$3,365,690,780

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$ 482,171	—	—	$ 482,171

Total Financial Instruments	$ 482,171	—	—	$ 482,171

 ** Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value†
COMMON STOCKS — (69.5%)
UNITED STATES — (69.5%)
#	Acadia Realty Trust	505,884	$9,647,208
#	Agree Realty Corp.	425,189	31,043,049
	Alexander & Baldwin, Inc.	36,199	578,098
	Alexander’s, Inc.	8,916	1,969,812
	Alexandria Real Estate Equities, Inc.	598,137	34,823,536
	Alpine Income Property Trust, Inc.	38,158	560,159
	American Assets Trust, Inc.	186,714	3,568,105
	American Healthcare REIT, Inc.	99,630	4,515,232
	American Homes 4 Rent, Class A	1,288,307	40,710,501
	American Tower Corp.	1,810,217	323,992,639
#	Americold Realty Trust, Inc.	1,024,697	13,208,344
	Apartment Investment & Management Co., Class A	512,133	2,724,548
#	Apple Hospitality REIT, Inc.	850,013	9,511,645
#	AvalonBay Communities, Inc.	533,885	92,853,279
#	Bluerock Homes Trust, Inc.	14,660	144,258
	Braemar Hotels & Resorts, Inc.	248,981	634,902
#	Brandywine Realty Trust	644,284	2,209,894
#	Brixmor Property Group, Inc.	1,211,999	31,705,894
	Broadstone Net Lease, Inc.	726,805	13,024,346
	BRT Apartments Corp.	45,644	671,423
#	BXP, Inc.	581,654	41,407,948
	Camden Property Trust	413,085	41,093,696
	CareTrust REIT, Inc.	819,643	28,400,630
	CBL & Associates Properties, Inc.	17,357	513,246
	Centerspace	65,208	3,863,574
	Chatham Lodging Trust	175,284	1,121,818
	City Office REIT, Inc.	107,555	742,130
	Clipper Realty, Inc.	24,998	97,242
	Community Healthcare Trust, Inc.	110,679	1,622,554

		Shares	Value†
UNITED STATES — (Continued)
	COPT Defense Properties	429,469	$12,098,142
	Cousins Properties, Inc.	661,604	17,155,392
	Crown Castle, Inc.	1,679,693	151,541,902
	CTO Realty Growth, Inc.	112,178	1,871,129
	CubeSmart	882,268	33,235,036
#	Curbline Properties Corp.	356,261	8,215,379
	DiamondRock Hospitality Co.	787,800	6,160,596
	Digital Realty Trust, Inc.	1,309,214	223,103,158
	Diversified Healthcare Trust	614,194	2,616,466
#	Douglas Emmett, Inc.	633,094	8,192,236
	Easterly Government Properties, Inc.	163,799	3,541,334
	EastGroup Properties, Inc.	200,147	34,931,656
	Elme Communities	340,361	5,598,938
	Empire State Realty Trust, Inc., Class A	553,411	4,089,707
#	EPR Properties	294,408	14,431,880
	Equinix, Inc.	378,335	320,075,193
#	Equity LifeStyle Properties, Inc.	711,717	43,450,323
	Equity Residential	1,382,843	82,196,188
	Essential Properties Realty Trust, Inc.	760,637	22,727,834
	Essex Property Trust, Inc.	249,204	62,742,091
	Extra Space Storage, Inc.	815,949	108,961,857
	Federal Realty Investment Trust	306,180	29,451,454
	First Industrial Realty Trust, Inc.	511,665	28,284,841
	Four Corners Property Trust, Inc.	391,589	9,257,164
	Franklin Street Properties Corp.	336,293	403,552
	Gaming & Leisure Properties, Inc.	1,095,309	48,916,500
#	Getty Realty Corp.	207,554	5,693,206
#	Gladstone Commercial Corp.	175,984	2,011,497
#	Global Medical REIT, Inc.	50,018	1,535,553
#	Global Net Lease, Inc.	742,377	5,656,909

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
UNITED STATES — (Continued)
	Healthcare Realty Trust, Inc.	1,268,213	$22,472,734
#	Healthpeak Properties, Inc.	2,689,512	48,276,744
#	Highwoods Properties, Inc.	393,651	11,270,228
	Host Hotels & Resorts, Inc.	2,601,586	41,677,408
#*	Hudson Pacific Properties, Inc.	606,044	1,478,747
#	Independence Realty Trust, Inc.	902,842	14,382,273
	Industrial Logistics Properties Trust	204,683	1,080,726
	Innovative Industrial Properties, Inc.	102,146	5,122,622
	InvenTrust Properties Corp.	230,092	6,304,521
	Invitation Homes, Inc.	2,266,647	63,806,113
	Iron Mountain, Inc.	1,138,713	117,230,503
#	JBG SMITH Properties	232,746	4,536,220
#	Kilroy Realty Corp.	417,061	17,620,827
	Kimco Realty Corp.	2,720,086	56,196,979
	Kite Realty Group Trust	867,912	19,215,572
#	Lamar Advertising Co., Class A	336,982	39,962,695
	LTC Properties, Inc.	172,857	6,063,824
	LXP Industrial Trust	1,128,388	10,708,402
#	Macerich Co.	945,683	16,218,463
#	Medical Properties Trust, Inc.	1,938,103	10,019,993
	Mid-America Apartment Communities, Inc.	451,043	57,837,244
#	Modiv Industrial, Inc.	5,722	82,511
	National Health Investors, Inc.	177,762	13,245,047
#	National Storage Affiliates Trust	278,758	8,109,070
	NET Lease Office Properties	57,034	1,673,948
#	NETSTREIT Corp.	325,150	6,054,293
	NexPoint Residential Trust, Inc.	84,624	2,595,418
	NNN REIT, Inc.	737,136	29,824,523
	Omega Healthcare Investors, Inc.	1,110,061	46,655,864
	One Liberty Properties, Inc.	68,945	1,385,105
#	Orion Properties, Inc.	243,170	600,630
	Outfront Media, Inc.	527,147	9,325,228
*	Paramount Group, Inc.	481,933	3,151,842

		Shares	Value†
UNITED STATES — (Continued)
	Park Hotels & Resorts, Inc.	736,522	$7,578,811
	Peakstone Realty Trust	7,891	106,607
#	Pebblebrook Hotel Trust	440,047	4,602,892
	Phillips Edison & Co., Inc.	436,156	14,759,519
	Piedmont Realty Trust, Inc.	467,937	3,771,572
	Plymouth Industrial REIT, Inc.	153,104	3,368,288
	Postal Realty Trust, Inc., Class A	78,873	1,168,109
	Prologis, Inc.	3,584,508	444,801,598
	Public Storage	611,141	170,239,437
#	Realty Income Corp.	3,571,467	207,073,648
#	Regency Centers Corp.	657,531	45,336,762
#	Rexford Industrial Realty, Inc.	897,660	37,091,311
#	RLJ Lodging Trust	595,892	4,052,066
#	Ryman Hospitality Properties, Inc.	223,951	19,463,581
	Sabra Health Care REIT, Inc.	897,051	15,985,449
	Saul Centers, Inc.	50,924	1,507,860
	SBA Communications Corp.	413,523	79,181,384
	Service Properties Trust	570,870	1,221,662
#	Sila Realty Trust, Inc.	38,414	910,412
	Simon Property Group, Inc.	1,202,137	211,287,599
	SITE Centers Corp.	172,143	1,261,808
#	SL Green Realty Corp.	268,183	13,771,197
#	STAG Industrial, Inc.	668,775	25,594,019
	Summit Hotel Properties, Inc.	439,019	2,256,558
	Sun Communities, Inc.	487,724	61,745,858
	Sunstone Hotel Investors, Inc.	675,343	5,976,786
	Tanger, Inc.	421,892	13,736,804
	Terreno Realty Corp.	390,255	22,295,268
#	UDR, Inc.	1,174,921	39,583,088
	UMH Properties, Inc.	316,617	4,603,611
*	Uniti Group, Inc.	330,827	1,905,564
	Universal Health Realty Income Trust	52,764	2,016,640
	Urban Edge Properties	472,736	9,090,713
	Ventas, Inc.	1,758,896	129,788,936
	Veris Residential, Inc.	321,100	4,610,996
	VICI Properties, Inc.	4,065,319	121,918,917

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
UNITED STATES — (Continued)
#	Vornado Realty Trust	602,270	$22,850,124
	Welltower, Inc.	2,434,245	440,695,715
	Whitestone REIT	169,764	2,128,841
	WP Carey, Inc.	845,603	55,809,798
	Xenia Hotels & Resorts, Inc.	358,570	4,410,411

TOTAL UNITED STATES			4,988,853,359

AFFILIATED INVESTMENT COMPANIES — (27.8%)

UNITED STATES — (27.8%)
	Investment in DFA International Real Estate Securities Portfolio	499,746,400	1,993,988,136

TOTAL INVESTMENT SECURITIES (Cost $6,149,009,889)			6,982,841,495

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	17,065,086	$197,391,846

TOTAL INVESTMENTS — (100.0%) (Cost $6,346,401,735)			$7,180,233,341

As of October 31, 2025, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	176	12/19/25	$58,694,739	$60,491,200	$1,796,461

Total Futures Contracts			$58,694,739	$60,491,200	$1,796,461

Summary of the Portfolio’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$4,988,853,359	—	—	$4,988,853,359
Affiliated Investment Company	1,993,988,136	—	—	1,993,988,136
Securities Lending Collateral	—	$197,391,846	—	197,391,846

Total Investments in Securities	$6,982,841,495	$197,391,846	—	$7,180,233,341

Financial Instruments
Assets
Futures Contracts**	1,796,461	—	—	1,796,461

Total Financial Instruments	$ 1,796,461	—	—	$ 1,796,461

** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (96.9%)
AUSTRALIA — (7.5%)
#*	29Metals Ltd.	2,070,791	$642,840
	Acrow Ltd.	122	90
#	Adairs Ltd.	1,317,531	1,748,871
*	AIC Mines Ltd.	1,484,409	465,674
#*	Ainsworth Game Technology Ltd.	814,002	543,492
*	Alkane Resources Ltd.	4,940,279	3,238,745
	Alliance Aviation Services Ltd.	48,305	79,963
	Amotiv Ltd.	1,769,601	10,308,094
	AMP Ltd.	12,812,082	14,947,855
*	Amplitude Energy Ltd.	23,574,768	3,702,502
	Ansell Ltd.	1,390,338	33,215,436
#*	Appen Ltd.	850,929	429,387
#	ARN Media Ltd.	882,049	304,826
*	Aurelia Metals Ltd.	5,802,881	930,025
	Aurizon Holdings Ltd.	1,559,918	3,499,664
*	Austal Ltd.	5,842,051	25,904,524
#*	Australian Agricultural Co. Ltd.	1,420,052	1,329,008
#	Bank of Queensland Ltd.	8,158,009	36,604,202
#	Bapcor Ltd.	1,014,705	1,676,068
*	BCI Minerals Ltd.	1,442,150	363,419
	Beach Energy Ltd.	15,394,163	12,508,320
	Bega Cheese Ltd.	668,549	2,320,374
	Bell Financial Group Ltd.	49,868	41,268
#*	Boss Energy Ltd.	1,916,689	2,487,507
	Capral Ltd.	33,503	247,456
*	Carnarvon Energy Ltd.	729,962	45,817
#	Cedar Woods Properties Ltd.	917,313	5,422,177
	Challenger Ltd.	3,691,163	22,467,907
#	Champion Iron Ltd.	1,216,415	4,399,150
	Civmec Australia Ltd.	86,532	82,541
#	Corporate Travel Management Ltd.	617,157	6,489,159
	Credit Corp. Group Ltd.	594,580	5,577,892
*	Develop Global Ltd.	152,290	353,597
	Downer EDI Ltd.	9,975,564	50,386,790
	Dyno Nobel Ltd.	7,373,287	15,516,153
*††	Elanor Investor Group	68,066	6,858
#	Elders Ltd.	2,023,535	9,385,133
	Embark Early Education Ltd.	134,881	58,202
#*	Emeco Holdings Ltd.	4,125,242	3,235,776

		Shares	Value»
AUSTRALIA — (Continued)
#	EQT Holdings Ltd.	31,926	$523,934
	EVT Ltd.	551,193	5,208,017
#	Fenix Resources Ltd.	543,160	186,556
	Finbar Group Ltd.	11,796	6,676
#*	FleetPartners Group Ltd.	3,171,332	6,058,436
	Fleetwood Ltd.	1,142,679	2,205,061
	G8 Education Ltd.	8,233,052	4,333,216
	GrainCorp Ltd., Class A	4,649,634	26,893,616
	Grange Resources Ltd.	3,618,303	639,222
	GWA Group Ltd.	1,146,039	1,851,611
	Harvey Norman Holdings Ltd.	2,933,946	13,866,106
	Healius Ltd.	11,314,570	6,585,574
	Helia Group Ltd.	6,335,205	22,344,120
#	Humm Group Ltd.	2,266,594	896,047
*	IGO Ltd.	3,137,312	11,000,698
	Iluka Resources Ltd.	2,925,139	13,225,044
	Imdex Ltd.	549,482	1,235,279
*	Insignia Financial Ltd.	7,324,101	21,708,428
#	Integral Diagnostics Ltd.	1,025,148	1,733,674
#*	ioneer Ltd.	754,293	91,180
#	IPH Ltd.	980,964	2,365,297
	IVE Group Ltd.	1,517,990	2,767,657
*	Judo Capital Holdings Ltd.	4,244,371	4,685,076
#	Jupiter Mines Ltd.	6,493,059	1,103,987
#	Karoon Energy Ltd.	5,238,333	5,513,282
#	Kelsian Group Ltd.	1,032,587	3,287,503
*	Kingston Resources Ltd.	118,590	9,308
#	L1 Group Ltd.	285,146	210,669
	Lendlease Corp. Ltd.	693,055	2,513,280
	Lifestyle Communities Ltd.	124,313	420,723
#	Maas Group Holdings Ltd.	18,080	56,097
#	Macmahon Holdings Ltd.	9,618,916	2,953,714
	Magellan Financial Group Ltd.	2,361,502	14,842,930
*	McPherson’s Ltd.	1,042	174
#*	Metals X Ltd.	3,849,304	2,123,806
#	Monash IVF Group Ltd.	1,495,509	675,831
	MotorCycle Holdings Ltd.	36,157	89,102
#*	Mount Gibson Iron Ltd.	4,514,268	1,062,943

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Myer Holdings Ltd.	9,269,185	$2,392,623
	MyState Ltd.	1,187,740	3,455,024
	Navigator Global Investments Ltd.	2,050,605	3,339,089
#	New Hope Corp. Ltd.	3,854,431	10,460,896
#	Nickel Industries Ltd.	19,506,316	9,422,348
	Nine Entertainment Co. Holdings Ltd.	8,894,613	6,748,652
	NRW Holdings Ltd.	6,437,012	20,395,179
*	Nufarm Ltd.	1,708,355	2,323,282
#*	OFX Group Ltd.	42,259	17,035
	OM Holdings Ltd.	97,211	16,208
	oOh!media Ltd.	3,689,235	3,316,585
	Orora Ltd.	3,600,742	4,736,480
	Pacific Current Group Ltd.	70,198	472,167
*	Pantoro Gold Ltd.	40,161	134,126
#	Peet Ltd.	3,011,137	3,766,146
#	Pepper Money Ltd.	66,799	97,449
	Perenti Ltd.	6,542,178	11,587,171
	Perpetual Ltd.	69,804	875,553
	Perseus Mining Ltd.	20,936,943	66,453,198
#	Peter Warren Automotive Holdings Ltd.	176,215	215,005
*	PEXA Group Ltd.	587,906	5,821,030
#	Ramelius Resources Ltd.	10,617,198	22,969,124
	Regis Resources Ltd.	11,870,980	49,834,417
	Reliance Worldwide Corp. Ltd.	6,790,751	18,413,305
*	Resolute Mining Ltd.	38,389,103	23,893,311
#	Ridley Corp. Ltd.	4,339,099	8,405,039
*	Sandfire Resources Ltd.	7,383,273	78,200,005
#*	Select Harvests Ltd.	714,271	1,815,569
	Servcorp Ltd.	197,482	953,488
	Service Stream Ltd.	6,502,857	9,647,330
#*	Seven West Media Ltd.	166,755	15,006
	Shaver Shop Group Ltd.	1,334,931	1,232,177
#	Sims Ltd. (SGM AU)	2,897,689	30,228,349
	Solvar Ltd.	2,139,530	2,188,316
	Southern Cross Electrical Engineering Ltd.	19,065	30,649
	Southern Cross Media Group Ltd.	60,878	33,624
*††	SpeedCast International Ltd.	59,723	0
#	SRG Global Ltd.	985,005	1,771,218
#*	St Barbara Ltd.	1,182,599	397,988

		Shares	Value»
AUSTRALIA — (Continued)
	Stanmore Resources Ltd.	1,140,644	$1,603,093
#*	Strike Energy Ltd.	1,066,926	76,650
	Super Retail Group Ltd.	836,684	8,744,476
*	Superloop Ltd.	2,521,151	5,143,608
	Tabcorp Holdings Ltd.	16,060,588	11,160,354
	Ten Sixty Four Ltd.	500,279	36,007
#	Treasury Wine Estates Ltd.	13,631	53,391
	Tribune Resources Ltd.	15,603	67,851
*	Vault Minerals Ltd.	31,398,019	14,927,028
Ω	Viva Energy Group Ltd.	1,991,943	2,390,997
#	Washington H Soul Pattinson & Co. Ltd.	911,688	22,401,333
*	Webjet Group Ltd.	175,935	96,632
#*	West African Resources Ltd.	6,881,484	5,683,764
	Westgold Resources Ltd.	5,901,076	20,451,969
#	Whitehaven Coal Ltd.	7,469,306	35,106,492

TOTAL AUSTRALIA			1,000,258,442

AUSTRIA — (0.8%)
	Agrana Beteiligungs AG	123,748	1,718,124
Ω	BAWAG Group AG	192,117	24,827,520
	EVN AG	7,719	225,256
	Mayr Melnhof Karton AG	564	51,394
	Oberbank AG	16,737	1,466,284
	Palfinger AG	1,225	45,890
	Porr AG	79,232	2,514,621
#	SBO AG	49,297	1,634,306
	Semperit AG Holding	29,332	439,614
	Telekom Austria AG	31,736	337,507
	UNIQA Insurance Group AG	309,466	4,546,480
	Vienna Insurance Group AG Wiener Versicherung Gruppe	466,221	23,913,385
	voestalpine AG	1,058,589	37,692,126
	Wienerberger AG	479,672	14,238,890
	Zumtobel Group AG	167,291	720,002

TOTAL AUSTRIA			114,371,399

BELGIUM — (1.5%)
	Ackermans & van Haaren NV	292,947	72,957,748

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	AGFA-Gevaert NV	43,741	$41,864
	Azelis Group NV	22,393	264,790
	Bekaert SA	882,197	36,851,825
#*	bpost SA	379,143	919,879
	Cie d’Entreprises CFE	51,978	536,536
	CMB Tech NV	199,086	1,867,182
	Deceuninck NV	1,508,679	3,590,955
	Deme Group NV	2,874	434,223
	Econocom Group SA NV	23,550	46,423
*	Galapagos NV (GLPG BB)	129,461	4,103,639
*	Galapagos NV (GLPG NA)	33,766	1,075,034
	Gimv NV	269,237	14,538,298
#*	Ontex Group NV	308,717	2,256,715
	Proximus SADP	1,759,701	15,115,420
#	Recticel SA	319,790	3,150,388
	Sipef NV	88,920	7,995,463
	Syensqo SA	200,904	16,583,879
#	Tessenderlo Group SA	212,548	6,420,477
	VGP NV	72,867	8,418,043
	Viohalco SA	35,319	346,059

TOTAL BELGIUM			197,514,840

CANADA — (10.3%)
#	Acadian Timber Corp.	106,677	1,089,930
*	ACT Energy Technologies Ltd.	4,600	17,383
#	ADENTRA, Inc.	159,582	4,001,639
*	Advantage Energy Ltd.	2,351,631	18,661,476
	Aecon Group, Inc.	601,452	13,259,346
	AG Growth International, Inc.	2,100	54,022
	AGF Management Ltd., Class B	1,247,845	12,437,969
#*	Aimia, Inc.	11,669	23,171
	Alaris Equity Partners Income	232,019	3,239,052
	Algoma Central Corp.	307,731	3,817,703
	Andrew Peller Ltd., Class A	18,265	64,853
*	Athabasca Oil Corp.	683,302	3,356,708
*	AutoCanada, Inc.	27,339	492,962
	B2Gold Corp. (BTG US)	12,579,028	55,221,933
	B2Gold Corp. (BTO CN)	2,133,941	9,341,839
#	Baytex Energy Corp.	2,504,274	6,052,896
#	Birchcliff Energy Ltd.	6,164,109	28,742,842

		Shares	Value»
CANADA — (Continued)
	Black Diamond Group Ltd.	729,946	$7,780,609
#*	Bonterra Energy Corp.	148,598	383,533
	Boralex, Inc., Class A	53,657	1,077,310
*	Calfrac Well Services Ltd.	8,902	19,422
	Calian Group Ltd.	11,949	430,234
	Canaccord Genuity Group, Inc.	1,145,857	9,607,699
#	Canadian Tire Corp. Ltd., Class A	53,715	6,160,249
*	Capstone Copper Corp.	2,121,038	18,933,654
#	Cardinal Energy Ltd.	1,245,082	7,084,064
#	Cascades, Inc.	1,250,879	9,908,571
	Centerra Gold, Inc.	4,546,846	53,263,470
	CES Energy Solutions Corp.	1,004,933	6,885,606
*††	Chesswood Group Ltd.	30,800	7,466
	Cogeco Communications, Inc.	172,568	7,857,255
	Cogeco, Inc.	64,677	2,703,656
*	Conifex Timber, Inc.	6,450	1,081
	dentalcorp Holdings Ltd.	29,565	229,766
	Dexterra Group, Inc.	174,988	1,327,492
	Doman Building Materials Group Ltd.	816,029	5,166,545
	DPM Metals, Inc.	1,976,498	42,276,525
	DREAM Unlimited Corp., Class A	205,764	2,727,278
	Dynacor Group, Inc.	37,900	122,681
	E-L Financial Corp. Ltd.	640,600	7,426,584
*	Eldorado Gold Corp. (EGO US)	2,188,004	56,100,423
*	Eldorado Gold Corp. (ELD CN)	609,070	15,611,612
	Empire Co. Ltd., Class A	139,812	4,749,950
	Enerflex Ltd. (EFX CN)	261,539	3,291,265
	Enerflex Ltd. (EFXT US)	181,267	2,282,152
*	Ensign Energy Services, Inc.	820,180	1,502,879
#*	Enterprise Group, Inc.	32,142	30,021
#	EQB, Inc.	400,241	25,531,754
#*	Equinox Gold Corp. (EQX CN)	120,459	1,323,499

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Equinox Gold Corp. (EQX US)	2,548,382	$27,955,751
	Exco Technologies Ltd.	394,299	1,838,591
	Firm Capital Mortgage Investment Corp.	153,332	1,281,274
	First Majestic Silver Corp. (FR CN)	37	473
#*	Fortuna Mining Corp. (FSM US)	3,595,341	29,733,470
*	Fortuna Mining Corp. (FVI CN)	1,630,613	13,474,603
#	Freehold Royalties Ltd.	77,121	780,255
	Frontera Energy Corp.	264,788	1,055,338
*	GoldMoney, Inc.	7,540	60,748
#	Guardian Capital Group Ltd., Class A	61,626	2,942,125
	High Liner Foods, Inc.	269,296	3,256,397
	Hudbay Minerals, Inc. (HBM US)	5,438,746	87,019,936
#*	IAMGOLD Corp. (IAG US)	2,681,930	31,056,749
#*	IAMGOLD Corp. (IMG CN)	4,808,973	55,682,665
	IGM Financial, Inc.	126,731	4,874,790
*	Imperial Metals Corp.	14,500	70,817
*	Interfor Corp.	292,017	1,646,896
*	Kelt Exploration Ltd.	1,631,901	7,760,704
*	Knight Therapeutics, Inc.	882,663	3,675,271
*	Kolibri Global Energy, Inc.	7,063	30,599
	KP Tissue, Inc.	7,820	52,578
	Lassonde Industries, Inc., Class A	15,970	2,486,449
#	Laurentian Bank of Canada	551,424	13,092,167
	Leon’s Furniture Ltd.	26,851	559,208
#*††	Lightstream Resources Ltd.	2,048,004	0
#	Linamar Corp.	925,104	50,095,646
	Magellan Aerospace Corp.	118,094	1,450,757
*	Major Drilling Group International, Inc.	242,859	2,138,468
	Martinrea International, Inc.	1,633,108	11,783,575
*	Mattr Corp.	420,088	3,276,719
*	MDA Space Ltd.	13	254
	Melcor Developments Ltd.	132,225	1,390,552

		Shares	Value»
CANADA — (Continued)
	Methanex Corp. (MEOH US)	316,854	$12,458,699
#	Methanex Corp. (MX CN)	71,170	2,801,030
#	MTY Food Group, Inc.	158,684	3,828,645
#	Mullen Group Ltd.	1,343,555	13,506,916
	Neo Performance Materials, Inc.	37,026	510,558
	North American Construction Group Ltd. (NOA CN)	4,784	74,495
#	Northland Power, Inc.	2,101,040	38,394,107
*	NuVista Energy Ltd.	2,278,627	27,098,854
#*	Obsidian Energy Ltd. (OBE CN)	35,400	200,656
#*	Obsidian Energy Ltd. (OBE US)	218,414	1,238,407
	OceanaGold Corp.	2,612,941	58,442,101
	Onex Corp.	391,838	34,083,802
	Open Text Corp. (OTEX CN)	57,800	2,217,545
	Open Text Corp. (OTEX US)	10,676	409,425
#	Paramount Resources Ltd., Class A	699,751	11,475,005
	Parex Resources, Inc.	610,720	7,811,712
	Pason Systems, Inc.	102,485	873,192
#	Peyto Exploration & Development Corp.	2,779,028	40,480,227
#	Pizza Pizza Royalty Corp.	525,674	5,813,129
	Polaris Renewable Energy, Inc.	288,463	2,677,828
	Pollard Banknote Ltd.	700	10,112
*	Precision Drilling Corp. (PD CN)	74,846	4,490,093
*	Precision Drilling Corp. (PDS US)	55,568	3,329,079
	Richelieu Hardware Ltd.	30,310	830,929
	Russel Metals, Inc.	777,372	24,060,261
*	Saturn Oil & Gas, Inc.	54,000	101,258
*	SNDL, Inc.	172,438	370,741
*	Source Energy Services Ltd.	5,900	51,784
*	Spartan Delta Corp.	62,731	280,882
Ω	Spin Master Corp.	74,031	1,099,473
*	SSR Mining, Inc. (SSRM CN)	838,258	18,952,033
#*Ω	STEP Energy Services Ltd.	81,021	315,985
#	Superior Plus Corp.	691,814	3,936,170

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Supremex, Inc.	16,500	$43,293
	Surge Energy, Inc.	203,251	960,789
	Tamarack Valley Energy Ltd.	5,467,151	24,284,589
*	TELUS International CDA, Inc.	67,524	303,858
*	Tidewater Midstream & Infrastructure Ltd.	14,723	62,352
#	Timbercreek Financial Corp.	574,249	2,718,629
*	Torex Gold Resources, Inc.	1,183,136	48,875,904
	Total Energy Services, Inc.	495,663	4,982,959
	Transcontinental, Inc., Class A	1,171,104	16,440,795
*	Trisura Group Ltd. (TSU CN)	3,400	93,694
*	Valeura Energy, Inc.	82,005	389,400
#	Vermilion Energy, Inc. (VET CN)	104,311	780,166
	Vermilion Energy, Inc. (VET US)	937,948	7,006,472
#	VersaBank (VBNK CN)	20,329	242,635
	VersaBank (VBNK US)	4,819	57,202
*††	Victoria Gold Corp./Vancouver	1,811	116
	Wajax Corp.	245,075	4,345,667
*	Well Health Technologies Corp.	280,606	1,050,359
#	West Fraser Timber Co. Ltd. (WFG US)	48,134	2,936,174
*	Western Forest Products, Inc.	24,732	210,369
	Westshore Terminals Investment Corp.	32,630	599,766
#	Whitecap Resources, Inc.	15,127,041	112,623,251
	Winpak Ltd.	34,123	1,046,645
*	Yangarra Resources Ltd.	297,149	216,101

TOTAL CANADA			1,374,700,172

CHINA — (0.4%)
	China Gold International Resources Corp. Ltd. (CGG CN)	2,920,833	49,459,758

		Shares	Value»
CHINA — (Continued)
*††	Hanfeng Evergreen, Inc.	707,267	$0

TOTAL CHINA			49,459,758

DENMARK — (3.5%)
	Alm Brand AS	1,605,613	4,518,676
*	Bavarian Nordic AS	342,538	12,656,211
	D/S Norden AS	425,024	16,987,843
#*	Dfds AS	122,328	1,724,827
	FLSmidth & Co. AS	272,902	21,253,511
	Foroya Banki P	2,593	87,610
#*	GN Store Nord AS	618,591	10,831,892
	GronlandsBANKEN AS	831	112,265
	H Lundbeck AS (HLUNA DC), Class A	329,924	1,863,145
	H Lundbeck AS (HLUNB DC)	3,229,986	23,556,723
#*	H&H International AS, Class B	22,005	302,266
#	Harboes Bryggeri AS, Class B	3,226	64,669
	Jyske Bank AS	1,071,483	125,939,124
#	Matas AS	706,078	14,016,886
*	Nilfisk Holding AS	65,972	1,095,046
	Per Aarsleff Holding AS	445,276	50,562,673
	Rockwool AS, Class A	20,700	709,020
Ω	Scandinavian Tobacco Group AS	792,298	10,504,352
	Schouw & Co. AS	349,915	32,171,928
	Solar AS, Class B	16,672	528,988
#	SP Group AS	14,515	654,630
	Sparekassen Sjaelland-Fyn AS	96,393	5,015,026
	Sydbank AS	1,514,553	129,299,299
	TORM PLC, Class A	251,848	5,432,563
	UIE PLC	129,761	6,308,237

TOTAL DENMARK			476,197,410

FINLAND — (2.4%)
	Aktia Bank OYJ	522,843	6,448,080
	Anora Group OYJ	16,310	59,142
	Aspo OYJ	18,087	130,530
	Atria OYJ	271,974	4,297,934
#Ω	Enento Group OYJ	8,636	153,539
#	Fiskars OYJ Abp	253,437	3,821,286
	Hiab OYJ	593,503	32,868,347
#	HKFoods OYJ	242,494	472,364
	Huhtamaki OYJ	387,228	13,013,496
	Kalmar OYJ, Class B	597,338	24,747,597
	Kemira OYJ	2,858,140	62,905,528

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Konecranes OYJ	96,847	$9,559,534
	Lassila & Tikanoja OYJ	5,811	66,563
*	Lindex Group OYJ	184,592	575,816
	Mandatum OYJ	2,351,249	16,863,772
#	Metsa Board OYJ (METSB FH), Class B	3,491,879	11,845,311
#	Nokian Renkaat OYJ	1,081,888	10,910,027
	Olvi OYJ, Class A	10,720	365,842
#	Oma Saastopankki OYJ	22,823	288,384
	Oriola OYJ (OKDBV FH), Class B	36,101	49,127
	Pihlajalinna OYJ	2,802	48,139
#	Raisio OYJ, Class V	1,185,693	3,437,718
	Sanoma OYJ	81,385	994,727
	Scanfil OYJ	2,985	37,646
#	Stora Enso OYJ, Class R	4,362,154	50,793,582
Ω	Terveystalo OYJ	185,069	1,990,956
#	TietoEVRY OYJ	1,290,959	27,708,463
#	Tokmanni Group Corp.	133,294	1,317,616
#	Valmet OYJ	987,367	32,127,600
#*	YIT OYJ	312,118	1,055,014

TOTAL FINLAND			318,953,680

FRANCE — (3.4%)
*	74Software SA	4,204	173,411
	AKWEL SADIR	117,639	1,504,258
*	Alstom SA	1,026,797	25,677,706
#	Altamir	311,054	9,839,843
	Alten SA	8,978	739,386
	Arkema SA	412,062	24,461,099
#	Assystem SA	12,714	637,661
Ω	Ayvens SA	568,673	7,586,834
#	Beneteau SACA	238,290	2,296,879
	Bonduelle SCA	79,244	812,046
	Carrefour SA	948,087	14,279,086
*	Cegedim SA	2,935	38,554
	Cie des Alpes	380,045	8,718,453
*	Clariane SE	891,144	3,831,173
	Coface SA	1,585,175	27,918,547
	Derichebourg SA	1,455,894	9,931,427
*Ω	Elior Group SA	610,504	1,971,531
	Elis SA	1,238,926	34,503,022
	Esso SA Francaise	12,895	1,449,841
	Etablissements Maurel et Prom SA	833,862	4,647,938
	Eurazeo SE	62,957	4,291,644
#*	Eutelsat Communications SACA	521,935	2,019,244

		Shares	Value»
FRANCE — (Continued)
	Exel Industries SA, Class A	525	$20,820
	Fnac Darty SA (FNAC FP)	83,010	2,718,512
*	Forvia SE (FRVIA FP)	536,559	6,870,944
*	Gaumont SA	11,739	1,259,156
	GL Events SACA	169,320	5,407,361
	Groupe Crit SA	12,162	869,611
	Groupe SFPI	140,840	285,638
#*	Guerbet	18,907	346,974
	Imerys SA	133,975	3,300,069
	IPSOS SA	134,926	5,171,903
#	Jacquet Metals SACA	302,909	6,116,095
	LISI SA	12,574	736,522
	LNA Sante SA	2,042	56,937
#*Ω	Maisons du Monde SA	61,974	146,063
	Manitou BF SA	56,135	1,127,484
	Mersen SA	252,880	6,391,949
	Metropole Television SA	91,216	1,258,447
#*	Nexity SA	103,684	1,085,253
	Opmobility	338,152	5,523,263
	Quadient SA	254,159	4,374,441
	Renault SA	43,904	1,706,074
	Rexel SA	1,938,248	67,208,702
	Samse SACA	990	143,166
	Savencia SA	114,234	8,218,039
	SCOR SE	1,279,781	38,741,238
#	Seche Environnement SACA	15,608	1,263,643
#	SES SA	5,032,566	38,561,379
*Ω	SMCP SA	117,869	830,106
	Societe BIC SA	16,376	911,186
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	1,285	158,592
	Societe LDC SADIR	1,015	107,983
	Teleperformance SE	18,211	1,300,421
	Television Francaise 1 SA	664,719	6,081,208
	Trigano SA	25,900	4,310,024
*	Ubisoft Entertainment SA	246,150	2,197,622
	Valeo SE	1,002,305	13,857,112
	Vicat SACA	272,967	20,463,901
	VIEL & Cie SA	16,500	334,893
*	Viridien	68,170	8,347,688
#*	Voltalia SA	16,369	134,716
*Ω	X-Fab Silicon Foundries SE	107,742	683,664

TOTAL FRANCE			455,958,382

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (3.8%)
	1&1 AG	466,027	$11,506,871
*	7C Solarparken AG	208,985	383,225
	Allgeier SE	6,513	137,303
Ω	Aumann AG	1,677	24,335
	Aurubis AG	388,748	50,687,600
#*	BayWa AG (BYW6 GR)	59,040	350,974
Ω	Befesa SA	300,702	9,958,661
	Bijou Brigitte AG	39,808	1,867,942
	Bilfinger SE	237,793	25,656,085
	Borussia Dortmund GmbH & Co. KGaA	1,023,496	4,045,534
#	CANCOM SE (COK GR)	184,371	5,244,687
	Cewe Stiftung & Co. KGaA	300	34,374
#	Deutsche Beteiligungs AG	171,562	4,700,276
Ω	Deutsche Pfandbriefbank AG	338,177	1,778,658
	Deutz AG	1,903,378	18,866,050
	Draegerwerk AG & Co. KGaA	44,281	3,118,393
	Duerr AG	426,383	9,945,224
Ω	DWS Group GmbH & Co. KGaA	15,984	1,023,289
	Elmos Semiconductor SE	4,744	448,636
	ElringKlinger AG	222,215	1,037,163
	Evonik Industries AG	603,256	10,109,386
#*	Evotec SE	477,830	3,891,400
	FORTEC Elektronik AG	1,354	18,660
#*	Fraport AG Frankfurt Airport Services Worldwide	541,200	46,388,799
	Freenet AG	33,262	1,034,377
#	Gerresheimer AG	75,455	2,401,702
	Gesco SE	112,657	2,063,881
#	GFT Technologies SE	25,268	519,083
#	Grenke AG	193,408	3,332,435
#*	Heidelberger Druckmaschinen AG	1,698,051	3,829,684
*	HelloFresh SE	988,656	8,014,612
	Hornbach Holding AG & Co. KGaA	121,350	12,141,951
	HUGO BOSS AG	14,632	649,148
	Indus Holding AG	200,772	5,199,492
Ω	Instone Real Estate Group SE	10,827	103,629
	Jenoptik AG	184,547	4,168,172
Ω	JOST Werke SE	29,094	1,695,006
#	K&S AG	3,549	46,234

		Shares	Value»
GERMANY — (Continued)
	KION Group AG	1,005,110	$71,417,512
#	Kloeckner & Co. SE	212,570	1,359,241
*	Koenig & Bauer AG	17,454	267,841
#	Kontron AG	10,262	268,234
	Krones AG	31,934	4,638,363
	KSB SE & Co. KGaA	5,653	6,095,381
	KWS Saat SE & Co. KGaA	61,867	4,768,934
#	Lanxess AG	275,336	6,556,724
	Mediclin AG	142,018	578,926
*	Medios AG	6,020	84,731
	MLP SE	1,297,480	10,648,965
	Multitude PLC	620	4,877
#	Mutares SE & Co. KGaA	77,191	2,464,108
#	Norma Group SE	112,638	1,827,710
	Patrizia SE	96,069	804,473
	ProCredit Holding AG	53,047	473,739
#	Puma SE (PUM GR)	219,684	4,671,118
	PWO AG	5,898	198,585
*	q.beyond AG	867,565	852,947
#	RTL Group SA	229,010	8,842,316
	SAF-Holland SE	750,702	12,211,542
#	Salzgitter AG	100,597	3,264,561
	Schaeffler AG	682,497	5,537,100
#	Siltronic AG	37,933	2,342,511
	Sixt SE	75,052	6,597,651
	Stabilus SE	59,741	1,499,775
#	STRATEC SE	7,847	212,264
#	Suedzucker AG	687,267	7,579,805
	Surteco Group SE	77,724	1,109,447
#	Takkt AG	203,341	1,056,008
	Technotrans SE	1,248	51,300
	thyssenkrupp AG	1,488,500	15,598,497
*	Tkms AG& Co. KGaA	74,425	7,013,004
	United Internet AG	1,042,606	32,187,149
#	Vossloh AG	88,307	8,053,861
#	Wacker Chemie AG	93,406	7,366,962
#	Wacker Neuson SE	683,471	14,881,794
	Wuestenrot & Wuerttembergische AG	155,950	2,542,250

TOTAL GERMANY			512,353,137

GREECE — (0.0%)
*††	Michaniki SA	986,718	0
*††	Tropea Holding SA	4,581	0

HONG KONG — (1.7%)
	Aeon Credit Service Asia Co. Ltd.	1,342,000	1,307,780
*	Allied Group Ltd.	31,060,000	9,604,671
	Asia Financial Holdings Ltd.	3,250,106	1,839,218

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Asia Standard International Group Ltd.	6,199,503	$239,203
	Bank of East Asia Ltd.	6,200,773	10,676,462
	Chen Hsong Holdings	1,450,000	336,087
	Cheuk Nang Holdings Ltd.	3,139,016	562,701
	Chevalier International Holdings Ltd.	1,134,858	563,286
*	China Energy Development Holdings Ltd.	4,910,000	21,522
	Chow Sang Sang Holdings International Ltd.	3,024,000	5,411,068
*	Chuang’s Consortium International Ltd.	11,569,520	497,835
	CITIC Telecom International Holdings Ltd.	11,273,000	3,583,907
*	CSI Properties Ltd.	109,163,666	2,525,998
	CTF Services Ltd.	9,727,000	10,510,546
*††	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	2,153,888	3,048,979
	Dah Sing Financial Holdings Ltd.	2,050,556	9,481,427
	Dickson Concepts International Ltd.	2,031,500	1,373,799
	Eagle Nice International Holdings Ltd.	738,000	344,072
††	EcoGreen International Group Ltd.	3,623,840	166,163
*	Emperor Capital Group Ltd.	4,014,000	52,614
	Emperor Watch & Jewellery Ltd.	49,820,000	1,826,598
	Far East Consortium International Ltd.	22,392,680	2,190,705
	First Pacific Co. Ltd.	25,376,000	20,488,834
*	First Shanghai Investments Ltd.	2,088,000	79,289
	Get Nice Holdings Ltd.	1,049,864	402,311
	Glorious Sun Enterprises Ltd.	3,010,000	515,500
	Gold Peak Technology Group Ltd.	6,320,907	586,383

		Shares	Value»
HONG KONG — (Continued)
	Golden Resources Development International Ltd.	3,349,000	$150,920
	Great Eagle Holdings Ltd.	2,479,240	4,642,630
	G-Resources Group Ltd.	260,000	270,366
	Guotai Junan International Holdings Ltd.	12,725,000	6,240,733
	Hang Lung Group Ltd.	4,473,000	8,511,632
	Hang Lung Properties Ltd.	9,999,364	11,134,716
*	Hanison Construction Holdings Ltd.	2,934,724	91,549
	Harbour Centre Development Ltd.	1,779,000	961,050
*	HKR International Ltd.	8,086,400	1,128,853
	Hon Kwok Land Investment Co. Ltd.	4,840,935	641,089
	Hong Kong Ferry Holdings Co. Ltd.	1,762,000	1,092,289
	Hong Kong Technology Venture Co. Ltd.	464,000	85,736
*	Hongkong & Shanghai Hotels Ltd.	6,758,341	5,344,393
*	Hongkong Chinese Ltd.	5,469,090	223,375
	Hung Hing Printing Group Ltd.	6,999,275	838,188
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,620,000	1,208,272
*	IPE Group Ltd.	510,000	53,973
#	Johnson Electric Holdings Ltd.	4,209,614	19,752,761
	K Wah International Holdings Ltd.	5,869,000	1,668,576
	Keck Seng Investments Hong Kong Ltd.	640,000	184,430
	Kerry Properties Ltd.	4,598,000	11,589,103
	KLN Logistics Group Ltd.	754,500	698,275
#	Kowloon Development Co. Ltd.	7,026,128	3,419,029
*	Lai Sun Development Co. Ltd.	7,026,996	593,011

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Lai Sun Garment International Ltd.	10,175,359	$700,970
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	165,882	10,894
*	Lerado Financial Group Co. Ltd.	65,840	1,696
	Liu Chong Hing Investment Ltd.	2,122,000	1,196,260
	Luk Fook Holdings International Ltd.	728,000	2,327,580
	Miramar Hotel & Investment	2,127,000	2,671,888
#*	Mongolian Mining Corp.	840,000	1,224,144
	Nanyang Holdings Ltd.	98,350	381,276
	National Electronics Holdings	1,445,648	68,321
	Oriental Enterprise Holdings Ltd.	118,000	5,324
	Oriental Watch Holdings	5,400,587	2,363,173
#	Pacific Basin Shipping Ltd.	26,998,000	8,941,671
	Pacific Textiles Holdings Ltd.	746,000	139,226
#	PAX Global Technology Ltd.	4,259,000	2,917,899
	PC Partner Group Ltd.	168,000	134,427
	Pico Far East Holdings Ltd.	492,000	166,046
	Playmates Holdings Ltd.	19,241,000	1,312,507
*	Regal Hotels International Holdings Ltd.	3,596,623	277,164
	Safety Godown Co. Ltd.	140,000	36,058
	SAS Dragon Holdings Ltd.	36,000	21,650
	SEA Holdings Ltd.	2,211,368	366,333
	Shangri-La Asia Ltd.	1,658,000	1,034,681
	Singamas Container Holdings Ltd.	9,438,000	788,227
	SmarTone Telecommunications Holdings Ltd.	1,755,500	1,090,484
*	Soundwill Holdings Ltd.	736,000	570,701

		Shares	Value»
HONG KONG — (Continued)
*	South China Holdings Co. Ltd.	641,751	$2,836
	Sun Hung Kai & Co. Ltd.	3,817,688	1,896,098
	TAI Cheung Holdings Ltd.	2,274,000	931,471
	Tan Chong International Ltd.	3,723,000	758,074
*	Television Broadcasts Ltd.	315,800	134,814
	Tern Properties Co. Ltd.	146,000	28,669
	Texhong International Group Ltd.	204,500	119,979
	Texwinca Holdings Ltd.	6,606,000	663,513
	Tian Teck Land Ltd.	384,000	99,589
	Transport International Holdings Ltd.	1,357,029	1,868,371
#	United Laboratories International Holdings Ltd.	4,282,000	6,932,738
	Upbest Group Ltd.	4,476,000	386,131
	Vedan International Holdings Ltd.	5,500,000	479,662
*	Viva Goods Co. Ltd.	1,016,000	77,135
#	VSTECS Holdings Ltd.	2,288,000	2,832,884
*	Wang On Group Ltd.	28,000,000	104,349
*	Wealthink AI-Innovation Capital Ltd.	4,356,000	145,670
	Wing On Co. International Ltd.	2,095,500	3,573,637
	Wing Tai Properties Ltd.	172,749	37,175
*	Xingye Alloy Materials Group Ltd.	1,406,000	179,767
	Xinyi Glass Holdings Ltd.	1,231,000	1,439,690
#	Yue Yuen Industrial Holdings Ltd.	7,095,500	13,012,937

TOTAL HONG KONG			233,215,696

IRELAND — (0.1%)
	Cairn Homes PLC	781,368	1,736,250
	Dalata Hotel Group PLC	969,441	7,191,611
*Ω	Glenveagh Properties PLC	2,651,034	5,827,061

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
*	Permanent TSB Group Holdings PLC	65,083	$218,101

TOTAL IRELAND			14,973,023

ISRAEL — (1.1%)
	Albaad Massuot Yitzhak Ltd.	3,842	32,308
	Alrov Properties & Lodgings Ltd.	13,259	1,190,933
*	Ashdod Refinery Ltd.	4,585	77,630
	AudioCodes Ltd. (AUDC US)	1,954	17,449
	Ayalon Holdings Ltd.	22,297	469,726
#	Azorim-Investment Development & Construction Co. Ltd.	805,226	5,393,288
	Carasso Motors Ltd.	326,375	3,921,215
	Carasso Real Estate Ltd.	22,476	268,342
*	Cellcom Israel Ltd. (CEL IT)	444,775	4,636,588
*	Cellcom Israel Ltd. (CELJF US)	29,907	309,388
#*	Cielo-Blu Group Ltd.	129,323	160,117
	Clal Insurance Enterprises Holdings Ltd.	149,998	8,340,669
	Delek Automotive Systems Ltd.	22,301	187,603
	Delta Galil Ltd.	8,866	495,008
	Diplomat Holdings Ltd.	4,180	66,179
#	Direct Finance of Direct Group 2006 Ltd.	1,606	278,305
	Dor Alon Energy in Israel 1988 Ltd.	22,296	1,004,955
*	Equital Ltd.	394,618	18,820,357
*	Gilat Satellite Networks Ltd.	82,400	1,187,538
*	Hagag Group Real Estate Development	50,968	366,240
	Harel Insurance Investments & Financial Services Ltd.	128,964	4,494,811
*	IES Holdings Ltd.	9,054	871,333
	Isracard Ltd.	1,148,620	4,900,510
	Isras Investment Co. Ltd.	13,744	3,850,806

		Shares	Value»
ISRAEL — (Continued)
	Issta Ltd.	9,131	$297,101
*	Kamada Ltd. (KMDA US)	4,138	28,635
	Kardan Real Estate Enterprise & Development Ltd.	10,908	23,452
	Kerur Holdings Ltd.	11,372	316,868
	Klil Industries Ltd.	477	27,300
	Land Development Nimrodi Group Ltd.	18,401	210,723
	Mediterranean Towers Ltd.	400,161	1,764,812
	Menora Mivtachim Holdings Ltd.	403,529	40,195,427
#	Meshulam Levinstein Contracting & Engineering Ltd.	3,716	559,971
	Migdal Insurance & Financial Holdings Ltd.	749,834	2,690,778
#	Mivtach Shamir Holdings Ltd.	13,037	1,233,594
	Nawi Group Ltd.	81,868	1,354,279
	Neto Malinda Trading Ltd.	5,098	223,848
	Oil Refineries Ltd.	21,723,719	6,342,223
#	Palram Industries 1990 Ltd.	58,148	1,339,833
	Paz Retail & Energy Ltd.	83,187	17,771,602
*	Perion Network Ltd.	5,098	47,940
#	Plasson Industries Ltd.	13,894	809,555
#	Prashkovsky Investments & Construction Ltd.	54,397	2,774,412
	Scope Metals Group Ltd.	21,893	1,058,649
	Summit Real Estate Holdings Ltd.	545,146	11,162,570
Ω	Tamar Petroleum Ltd.	219,905	2,722,292
*	Tera Light Ltd.	129,675	501,895

TOTAL ISRAEL			154,799,057

ITALY — (6.0%)
	A2A SpA	7,241,573	21,099,195
	ACEA SpA	43,978	1,066,648
	Aeroporto Guglielmo Marconi Di Bologna SpA	5,582	58,895
*	Aquafil SpA	127,047	278,244
	Ariston Holding NV	434,505	1,806,458
	Banca IFIS SpA	324,117	8,373,783

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*Ω	Banca Sistema SpA	527,000	$953,115
	Banco di Desio e della Brianza SpA	505,352	4,618,632
#	Biesse SpA	11,205	73,369
#	BPER Banca SpA	16,740,214	200,579,478
	Brembo NV	379,323	4,091,137
	Buzzi SpA	1,563,705	94,202,568
*	Cairo Communication SpA	786,092	2,610,833
	Cementir Holding NV	1,264,274	23,294,903
*	CIR SpA-Compagnie Industriali	7,962,973	6,352,822
	Credito Emiliano SpA	1,477,196	23,386,043
#	d’Amico International Shipping SA	707,426	3,664,773
#	Danieli & C Officine Meccaniche SpA (DAN IM)	291,919	15,774,147
	Danieli & C Officine Meccaniche SpA (DANR IM)	398,888	15,294,813
	Emak SpA	675,320	794,467
	ERG SpA	276,607	7,135,386
	Esprinet SpA	229,086	1,533,719
#	Ferretti SpA	712,944	2,341,793
#	Fila SpA	86,214	945,305
#	FNM SpA	2,243,742	1,176,143
	Garofalo Health Care SpA	11,299	68,085
	GPI SpA	11,826	232,157
	Hera SpA	1,397,225	6,271,003
	IMMSI SpA	2,171,429	1,443,359
	Industrie De Nora SpA	6,955	58,016
	Italmobiliare SpA	114,256	4,291,886
	Iveco Group NV	2,625,170	55,793,007
	MFE-MediaForEurope NV, Class A	1,883,089	6,798,140
#	MFE-MediaForEurope NV (MFEA IM), Class A	1,991,738	7,052,255
#	MFE-MediaForEurope NV (MFEB IM), Class B	590,959	2,755,900
#Ω	Nexi SpA	3,295,981	17,378,441
	Orsero SpA	88,196	1,847,808
Ω	OVS SpA	5,039,445	25,433,396
Ω	Pirelli & C SpA	4,985,116	34,995,731
	Rizzoli Corriere Della Sera Mediagroup SpA	1,578,533	1,878,271
*	Safilo Group SpA	838,780	1,638,857
#*	Salvatore Ferragamo SpA	177,246	1,429,055

		Shares	Value»
ITALY — (Continued)
#	Sogefi SpA	272,461	$1,098,743
#*	Telecom Italia SpA (TIT IM)	158,226,578	93,297,154
*	Telecom Italia SpA (TITR IM)	10,685,986	7,104,957
*	TREVI - Finanziaria Industriale SpA	1,087,011	546,955
	Unipol Assicurazioni SpA	4,001,512	87,606,390

TOTAL ITALY			800,526,235

JAPAN — (25.8%)
	77 Bank Ltd.	898,100	38,494,584
	Achilles Corp.	116,800	950,394
#	AD Works Group Co. Ltd.	384,599	1,186,846
	ADEKA Corp.	92,100	2,086,782
	AEON Financial Service Co. Ltd.	1,100,014	10,759,475
#	Ahresty Corp.	71,400	370,757
	Aichi Corp.	224,000	1,871,547
#	Aichi Steel Corp.	323,336	5,566,819
#	Aichi Tokei Denki Co. Ltd.	112,363	2,034,518
	Aida Engineering Ltd.	216,522	1,294,995
	Aiful Corp.	464,000	1,364,518
	Ainavo Holdings Co. Ltd.	39,200	182,280
	Aiphone Co. Ltd.	187,000	3,417,680
#	Airport Facilities Co. Ltd.	400,400	2,675,497
	Aisan Industry Co. Ltd.	766,630	10,387,721
	Akatsuki Corp.	30,400	105,411
	Akatsuki, Inc.	28,600	487,075
*	Akebono Brake Industry Co. Ltd.	186,799	138,923
#	Albis Co. Ltd.	70,488	1,226,230
	Alconix Corp.	415,925	5,843,896
	Alfresa Holdings Corp.	131,200	1,853,642
#	Alinco, Inc.	70,200	470,939
#	Alpen Co. Ltd.	318,612	4,703,622
	Alpha Corp.	12,100	91,158
	Alps Alpine Co. Ltd.	2,945,480	37,100,977
	Amuse, Inc.	22,000	268,867
#	Anabuki Kosan, Inc.	27,900	389,592
	AOKI Holdings, Inc.	467,200	5,036,768
	Aoyama Trading Co. Ltd.	400,119	5,915,568
#	Arakawa Chemical Industries Ltd.	108,053	779,728
	Arata Corp.	201,900	3,933,553

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Araya Industrial Co. Ltd.	25,100	$802,182
	ARCLANDS Corp.	259,500	2,947,407
	Arcs Co. Ltd.	433,400	8,807,372
#	Arisawa Manufacturing Co. Ltd.	421,782	4,448,687
	Artience Co. Ltd.	526,200	10,724,521
#	Artnature, Inc.	31,100	170,286
	Asahi Co. Ltd.	23,100	195,783
	Asahi Diamond Industrial Co. Ltd.	472,836	2,565,953
#	Asahi Kogyosha Co. Ltd.	353,396	7,195,630
	Asahi Printing Co. Ltd.	10,100	57,202
	Asia Pile Holdings Corp.	544,800	4,291,028
	ASKA Pharmaceutical Holdings Co. Ltd.	332,000	4,508,684
#	Astena Holdings Co. Ltd.	600,900	1,822,500
#	Asti Corp.	6,500	88,021
	Autobacs Seven Co. Ltd.	70,900	708,364
	Awa Bank Ltd.	261,901	6,187,521
	Bando Chemical Industries Ltd.	554,600	6,960,463
	Bank of Nagoya Ltd.	472,512	12,065,129
	Bank of Saga Ltd.	163,934	3,403,792
	Bank of the Ryukyus Ltd.	129,813	1,266,498
#	Belluna Co. Ltd.	781,952	5,152,772
	BML, Inc.	17,900	424,051
	Buffalo, Inc.	1,600	35,952
	Bunka Shutter Co. Ltd.	257,600	3,397,448
	Business Brain Showa-Ota, Inc.	800	15,967
	Canon Electronics, Inc.	294,199	5,146,553
#	Carlit Co. Ltd.	430,600	4,270,381
	Cawachi Ltd.	292,400	5,627,672
#	CCI Group, Inc.	4,359,150	18,633,050
	Central Glass Co. Ltd.	539,000	11,245,153
#	Chiba Kogyo Bank Ltd.	878,442	9,165,569
#	Chino Corp.	10,800	96,807
#	Chiyoda Integre Co. Ltd.	154,500	3,097,986
	Chori Co. Ltd.	119,300	3,072,828
#	Chubu Shiryo Co. Ltd.	489,284	5,082,962

		Shares	Value»
JAPAN — (Continued)
	Chubu Steel Plate Co. Ltd.	7,800	$100,146
	Chudenko Corp.	235,560	6,428,564
	Chuetsu Pulp & Paper Co. Ltd.	81,800	882,603
	Chugai Ro Co. Ltd.	16,100	486,735
	Chugin Financial Group, Inc.	1,022,200	14,254,470
	Chuo Gyorui Co. Ltd.	48,800	1,106,641
#	Chuo Spring Co. Ltd.	117,431	2,530,919
#	Chuo Warehouse Co. Ltd.	50,500	433,213
	Citizen Watch Co. Ltd.	2,823,200	19,592,090
#	CK-San-Etsu Co. Ltd.	9,500	246,083
	Cleanup Corp.	143,000	705,475
	CMK Corp.	537,800	1,398,090
#	Cosel Co. Ltd.	107,600	857,471
	Cosmos Initia Co. Ltd.	3,000	25,214
#	CTI Engineering Co. Ltd.	150,300	2,763,829
#	Dai Nippon Toryo Co. Ltd.	202,750	1,667,512
	Dai-Dan Co. Ltd.	8,000	354,497
	Daido Kogyo Co. Ltd.	8,689	76,442
#	Daido Metal Co. Ltd.	233,370	1,580,578
	Daido Steel Co. Ltd.	1,835,500	17,367,303
	Daihatsu Infinearth Mfg Co. Ltd.	367,700	7,307,239
	Daiho Corp.	533,800	2,733,423
	Daiichi Jitsugyo Co. Ltd.	391,000	6,621,169
	Daiichi Kensetsu Corp.	12,800	290,311
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	40,000	339,361
	Daiki Aluminium Industry Co. Ltd.	49,399	360,459
	Daikyonishikawa Corp.	280,849	1,327,351
	Dainichi Co. Ltd.	207,300	1,234,558
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	145,707	3,589,308
	Daio Paper Corp.	108,499	571,868
	Daishi Hokuetsu Financial Group, Inc.	3,461,658	33,384,463
	Daishinku Corp.	84,225	316,888
	Daisue Construction Co. Ltd.	167,300	3,691,035

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daito Pharmaceutical Co. Ltd.	248,164	$2,001,714
	Daiwa Industries Ltd.	17,700	181,122
	DCM Holdings Co. Ltd.	1,772,510	16,435,546
	Denka Co. Ltd.	177,550	2,576,849
#	Denyo Co. Ltd.	327,400	6,094,439
	DIC Corp.	1,092,182	25,696,897
	DKS Co. Ltd.	94,679	4,036,308
#	DMW Corp.	45,400	1,521,195
	Doshisha Co. Ltd.	136,200	2,561,489
	Dowa Holdings Co. Ltd.	359,500	13,035,192
#	DyDo Group Holdings, Inc.	16,200	255,105
	Eagle Industry Co. Ltd.	407,899	7,221,029
	EDION Corp.	2,078,900	27,346,774
#	Ehime Bank Ltd.	193,870	1,572,201
	Eizo Corp.	39,600	562,125
	EJ Holdings, Inc.	68,300	737,573
	Endo Lighting Corp.	187,200	2,740,371
	Enomoto Co. Ltd.	46,417	581,337
	Enplas Corp.	700	36,794
	Eslead Corp.	182,700	6,448,167
	Exedy Corp.	390,336	13,115,285
	EXEO Group, Inc.	252,500	3,641,746
	FALCO HOLDINGS Co. Ltd.	11,900	191,520
	FCC Co. Ltd.	519,945	10,502,905
	Feed One Co. Ltd.	358,280	2,365,582
	Ferrotec Corp.	466,114	15,279,575
#	FIDEA Holdings Co. Ltd.	23,996	257,705
#	First Bank of Toyama Ltd.	612,100	5,787,634
#	FJ Next Holdings Co. Ltd.	434,760	4,261,576
	Foster Electric Co. Ltd.	112,190	1,939,696
	F-Tech, Inc.	8,300	40,601
	Fuji Co. Ltd.	12,300	157,084
	Fuji Corp. Ltd.	150,646	801,476
#	Fuji Die Co. Ltd.	10,200	58,398
#	Fuji Pharma Co. Ltd.	151,200	1,546,938
	Fuji Seal International, Inc.	203,270	3,574,008
#	Fujicco Co. Ltd.	49,900	517,430
	Fujikura Composites, Inc.	400,700	5,022,210
#	Fujikura Kasei Co. Ltd.	83,500	333,931
	Fujisash Co. Ltd.	10,700	55,192
	Fujishoji Co. Ltd.	9,200	63,492
#	FuKoKu Co. Ltd.	188,600	2,244,633

		Shares	Value»
JAPAN — (Continued)
	Fukuda Corp.	104,800	$4,676,396
	Fukui Bank Ltd.	33,600	473,647
	Fukuyama Transporting Co. Ltd.	285,162	7,083,293
	Furukawa Co. Ltd.	436,056	8,594,297
	Furuno Electric Co. Ltd.	390,400	22,649,269
	Fuso Pharmaceutical Industries Ltd.	43,001	590,438
	Futaba Industrial Co. Ltd.	1,140,900	6,967,870
	Fuyo General Lease Co. Ltd.	618,600	16,173,021
#	Gakken Holdings Co. Ltd.	206,200	1,373,427
	Gecoss Corp.	282,700	2,510,584
	Geo Holdings Corp.	357,800	3,745,559
	GLOBERIDE, Inc.	38,300	579,343
	Glory Ltd.	380,752	9,097,834
	Godo Steel Ltd.	119,000	2,821,508
	Goldcrest Co. Ltd.	157,930	3,423,492
	Grandy House Corp.	194,800	715,707
	GS Yuasa Corp.	640,100	17,874,506
#	GSI Creos Corp.	179,414	2,686,627
	G-Tekt Corp.	453,549	5,819,338
#	Gun-Ei Chemical Industry Co. Ltd.	31,300	675,812
	Gunma Bank Ltd.	5,359,796	55,713,073
	Gunze Ltd.	622,992	15,345,981
	H.U. Group Holdings, Inc.	2,971	72,493
	H2O Retailing Corp.	1,135,939	15,368,362
#	Hagihara Industries, Inc.	64,105	669,466
	Hagiwara Electric Holdings Co. Ltd.	123,998	2,846,947
	Hamakyorex Co. Ltd.	325,100	3,224,817
	Hanwa Co. Ltd.	631,000	26,319,340
#	Harima Chemicals Group, Inc.	68,000	396,986
#	Hashimoto Sogyo Holdings Co. Ltd.	6,300	48,851
	Heiwa Corp.	165,500	2,151,395
	Heiwado Co. Ltd.	441,010	8,112,260
	Hibiya Engineering Ltd.	102,100	3,002,997
*	Hino Motors Ltd.	715,487	1,625,360
#	Hirakawa Hewtech Corp.	94,733	1,426,653
	Hirano Tecseed Co. Ltd.	20,400	213,379
	Hirata Corp.	136,296	1,799,501
	Hirogin Holdings, Inc.	3,637,581	33,985,320

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hisaka Works Ltd.	145,400	$1,328,887
#	Hodogaya Chemical Co. Ltd.	103,648	1,226,076
	Hokkaido Coca-Cola Bottling Co. Ltd.	130,098	3,262,827
	Hokkan Holdings Ltd.	79,500	1,109,801
#	Hokko Chemical Industry Co. Ltd.	361,100	3,797,844
#	Hokuetsu Corp.	2,414,074	12,802,597
	Hokuhoku Financial Group, Inc.	1,279,210	31,337,652
	Hokuriku Electric Industry Co. Ltd.	112,268	1,657,950
#	Hokuriku Electrical Construction Co. Ltd.	184,720	1,677,383
	H-One Co. Ltd.	5,100	44,189
#	Hoosiers Holdings Co. Ltd.	257,600	2,114,120
	Hosiden Corp.	944,500	15,056,357
	Hosokawa Micron Corp.	2,300	84,932
#	Howa Machinery Ltd.	67,620	624,796
	Hyakugo Bank Ltd.	2,616,190	16,224,679
	Hyakujushi Bank Ltd.	112,099	3,924,384
	Ichikawa Co. Ltd.	3,800	51,463
#	Ichiken Co. Ltd.	52,203	1,306,119
#	Ichikoh Industries Ltd.	287,700	874,972
	Ichinen Holdings Co. Ltd.	185,800	2,424,415
#	Icom, Inc.	4,300	87,476
	Iino Kaiun Kaisha Ltd.	574,600	4,686,488
#	Inaba Seisakusho Co. Ltd.	112,800	1,158,481
	Inabata & Co. Ltd.	611,100	13,686,596
	Ines Corp.	427,100	4,718,245
	INFRONEER Holdings, Inc.	755,900	8,098,052
	Innotech Corp.	320,700	3,797,247
	Iriso Electronics Co. Ltd.	101,499	2,037,516
#	Iseki & Co. Ltd.	127,213	1,814,485
	Ishihara Sangyo Kaisha Ltd.	760,400	11,701,435
	Ishizuka Glass Co. Ltd.	15,199	297,697
	Itochu Enex Co. Ltd.	507,700	5,990,056
	Itochu-Shokuhin Co. Ltd.	82,200	4,996,444
	Itoham Yonekyu Holdings, Inc.	289,940	10,367,428
	IwaiCosmo Holdings, Inc.	426,000	7,781,663
	Iwatani Corp.	320,100	3,332,480

		Shares	Value»
JAPAN — (Continued)
	Iyogin Holdings, Inc.	1,454,800	$22,732,534
	Izumi Co. Ltd.	100,100	1,866,020
	J Trust Co. Ltd.	34,800	91,509
	Jaccs Co. Ltd.	437,900	11,453,401
	JAFCO Group Co. Ltd.	447,500	6,994,406
#	JANOME Corp.	261,100	1,868,136
	Japan Cash Machine Co. Ltd.	10,000	64,700
	Japan Electronic Materials Corp.	3,000	84,885
#	Japan Foundation Engineering Co. Ltd.	225,300	923,896
#	Japan Medical Dynamic Marketing, Inc.	57,400	177,418
	Japan Oil Transportation Co. Ltd.	35,321	882,317
#	Japan Pulp & Paper Co. Ltd.	2,185,500	10,255,095
	Japan Securities Finance Co. Ltd.	342,100	3,928,519
	Japan Transcity Corp.	844,100	6,279,157
#	Japan Wool Textile Co. Ltd.	781,900	8,247,485
#	JK Holdings Co. Ltd.	260,000	2,125,567
#	JMS Co. Ltd.	83,561	233,071
	J-Oil Mills, Inc.	308,300	4,035,705
	Joshin Denki Co. Ltd.	140,639	2,435,093
#	JSP Corp.	149,099	1,823,971
	JTEKT Corp.	614,079	6,143,273
	Juroku Financial Group, Inc.	424,900	15,474,895
#	K&O Energy Group, Inc.	253,000	5,703,533
	Kamei Corp.	564,500	10,677,831
#	Kanaden Corp.	340,900	4,628,057
	Kanadevia Corp.	18,400	136,338
#	Kanagawa Chuo Kotsu Co. Ltd.	1,600	36,412
	Kanamoto Co. Ltd.	374,941	8,732,431
	Kandenko Co. Ltd.	812,277	24,824,937
	Kaneka Corp.	680,600	18,777,468
	Kanematsu Corp.	333,630	6,754,619
#	Kanto Denka Kogyo Co. Ltd.	198,529	1,339,521
	Katakura Industries Co. Ltd.	133,500	2,301,316
	Kawada Technologies, Inc.	284,500	7,454,386

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,808	$47,217
	Keihin Co. Ltd.	31,700	547,833
	KEIWA, Inc.	14,100	105,520
	Keiyo Bank Ltd.	1,178,570	9,943,159
	KEL Corp.	4,000	35,601
#	Kenko Mayonnaise Co. Ltd.	141,130	1,666,433
#	Kimoto Co. Ltd.	38,200	64,321
	Kimura Unity Co. Ltd.	193,200	1,054,092
	Kitagawa Corp.	28,619	299,498
#	Kita-Nippon Bank Ltd.	10,643	260,152
#	Kitano Construction Corp.	346,108	2,957,289
	Kitz Corp.	491,900	5,514,485
	Kiyo Bank Ltd.	323,800	6,306,555
#*	KNT-CT Holdings Co. Ltd.	2,848	27,582
	Koa Corp.	151,678	1,347,791
#	Koatsu Gas Kogyo Co. Ltd.	211,400	1,409,001
	Kohnan Shoji Co. Ltd.	189,376	4,584,839
	Koike Sanso Kogyo Co. Ltd.	21,400	221,583
#	Kojima Co. Ltd.	112,200	800,568
#	Komatsu Matere Co. Ltd.	5,035	28,051
	Komatsu Wall Industry Co. Ltd.	308,800	4,980,914
	Komehyo Holdings Co. Ltd.	1,300	25,251
	Komeri Co. Ltd.	474,800	9,877,962
	Komori Corp.	208,371	1,956,915
	Konica Minolta, Inc.	890,290	3,057,205
	Konoike Transport Co. Ltd.	387,600	8,016,496
#	Konoshima Chemical Co. Ltd.	12,588	120,662
	KPP Group Holdings Co. Ltd.	494,812	2,444,277
	Krosaki Harima Corp.	5,800	155,539
#	KRS Corp.	213,300	4,027,503
	K’s Holdings Corp.	556,700	5,518,724
	KU Holdings Co. Ltd.	213,600	1,631,324
	Kumagai Gumi Co. Ltd.	897,540	8,149,296
#	Kumiai Chemical Industry Co. Ltd.	465,100	2,057,540
	Kurabo Industries Ltd.	271,400	12,340,403
#	Kureha Corp.	283,700	6,782,121
#	Kurimoto Ltd.	893,000	10,026,803

		Shares	Value»
JAPAN — (Continued)
	Kuriyama Holdings Corp.	109,370	$1,177,430
	KVK Corp.	2,500	37,236
#	KYB Corp.	605,600	15,357,348
#	Kyodo Printing Co. Ltd.	313,200	3,045,886
	Kyoei Steel Ltd.	292,843	4,359,646
	Kyokuto Boeki Kaisha Ltd.	9,400	108,599
	Kyokuto Kaihatsu Kogyo Co. Ltd.	586,750	9,819,041
	Kyokuto Securities Co. Ltd.	87,957	868,964
#	Kyokuyo Co. Ltd.	62,799	1,941,374
	Kyorin Pharmaceutical Co. Ltd.	190,099	1,732,798
#	Kyosan Electric Manufacturing Co. Ltd.	853,900	2,924,677
#	Kyowa Electronic Instruments Co. Ltd.	232,900	1,047,850
	Kyowa Leather Cloth Co. Ltd.	122,300	691,792
	Kyushu Financial Group, Inc.	223,780	1,282,568
	Kyushu Leasing Service Co. Ltd.	85,000	730,768
	Lintec Corp.	156,600	3,979,870
#	Look Holdings, Inc.	127,599	2,187,859
	Mabuchi Motor Co. Ltd.	110,500	1,952,094
#	Maezawa Industries, Inc.	86,200	1,075,030
#	Maezawa Kasei Industries Co. Ltd.	224,500	3,034,587
	Maezawa Kyuso Industries Co. Ltd.	317,000	2,945,917
	Makino Milling Machine Co. Ltd.	341,012	24,774,273
	Mamiya-Op Co. Ltd.	15,800	193,135
	Mandom Corp.	32,638	513,501
	Mars Group Holdings Corp.	20,000	398,023
#	Marubun Corp.	360,600	2,774,004
#	Marudai Food Co. Ltd.	339,574	4,128,263
	Maruha Nichiro Corp.	608,204	13,595,438
	Maruichi Steel Tube Ltd.	646,500	5,466,348
#	MARUKA FURUSATO Corp.	126,014	1,845,479

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Maruyama Manufacturing Co., Inc.	14,300	$201,576
	Maruzen CHI Holdings Co. Ltd.	16,900	36,296
	Maruzen Showa Unyu Co. Ltd.	291,200	13,103,573
	Matsuda Sangyo Co. Ltd.	215,700	5,791,890
#	Matsui Construction Co. Ltd.	272,400	2,439,206
	Maxell Ltd.	276,958	4,014,754
#	Medius Holdings Co. Ltd.	6,100	31,599
	Megmilk Snow Brand Co. Ltd.	628,169	11,521,013
#	Meiji Electric Industries Co. Ltd.	67,300	1,014,199
#	Meiji Shipping Group Co. Ltd.	15,400	69,924
	Meisei Industrial Co. Ltd.	484,900	5,188,762
	Meiwa Corp.	112,500	578,088
	Meiwa Estate Co. Ltd.	194,500	1,349,330
	Menicon Co. Ltd.	50,390	392,842
#	Mie Kotsu Group Holdings, Inc.	84,846	295,981
#	Mikuni Corp.	21,352	53,219
#	Miraial Co. Ltd.	60,762	472,000
	Mirait One Corp.	902,609	17,490,139
#	Mirarth Holdings, Inc.	656,546	1,618,329
#	Mitani Sangyo Co. Ltd.	146,500	473,928
#	Mito Securities Co. Ltd.	214,771	713,211
	Mitsuba Corp.	339,641	2,064,509
#	Mitsubishi Kakoki Kaisha Ltd.	312,000	6,650,600
	Mitsubishi Materials Corp.	1,758,976	33,867,030
#	Mitsubishi Paper Mills Ltd.	100,035	395,810
	Mitsubishi Pencil Co. Ltd.	34,300	454,985
	Mitsubishi Steel Manufacturing Co. Ltd.	169,116	2,055,914
#	Mitsui DM Sugar Co. Ltd.	207,506	4,086,509
#	Mitsui E&S Co. Ltd.	13,500	548,842
	Mitsui Kinzoku Co. Ltd.	506,585	51,599,482

		Shares	Value»
JAPAN — (Continued)
#	Mitsui Matsushima Holdings Co. Ltd.	59,000	$495,515
	Mitsuuroko Group Holdings Co. Ltd.	443,400	6,058,169
	Miyazaki Bank Ltd.	68,226	2,051,618
	Miyoshi Oil & Fat Co. Ltd.	22,600	322,482
	Mizuho Leasing Co. Ltd.	1,902,300	15,239,810
	Mizuno Corp.	92,937	1,676,592
#	MORESCO Corp.	6,100	54,059
	Morinaga Milk Industry Co. Ltd.	9,200	198,592
#	Moriroku Co. Ltd.	77,699	1,181,919
	Morita Holdings Corp.	140,100	2,118,067
	Morito Co. Ltd.	156,500	1,648,691
#	Mory Industries, Inc.	599,500	3,732,309
#	MrMax Holdings Ltd.	133,475	666,883
	Murakami Corp.	58,700	2,577,480
	Musashi Seimitsu Industry Co. Ltd.	109,500	2,470,327
	Musashino Bank Ltd.	337,378	9,076,341
	Muto Seiko Co.	5,100	55,677
#	Nachi-Fujikoshi Corp.	89,888	2,299,368
	Nadex Co. Ltd.	4,300	27,610
#	Nafco Co. Ltd.	64,400	834,797
	Nagano Keiki Co. Ltd.	44,000	669,314
	Nagase & Co. Ltd.	1,468,200	32,062,878
	Nakabayashi Co. Ltd.	226,600	846,243
#	Nakano Corp.	24,800	153,504
#	Nakayama Steel Works Ltd.	426,300	1,703,622
	Nanto Bank Ltd.	111,346	3,703,307
	Narasaki Sangyo Co. Ltd.	34,900	771,244
	Nasu Denki Tekko Co. Ltd.	6,600	673,483
#	NEC Capital Solutions Ltd.	222,900	5,507,416
	Neturen Co. Ltd.	681,800	5,270,303
	NHK Spring Co. Ltd.	2,441,900	45,780,408
#	Nicca Chemical Co. Ltd.	37,899	356,460
	Nice Corp.	22,200	255,535
	Nichicon Corp.	103,300	1,036,448
#	Nichiden Corp.	47,100	758,177
	Nichiha Corp.	54,300	965,824
	Nichimo Co. Ltd.	115,100	1,860,158
	Nichireki Group Co. Ltd.	461,800	7,263,950
	Nichirin Co. Ltd.	113,560	2,642,531
	Nihon Denkei Co. Ltd.	75,950	1,003,409

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Nihon House Holdings Co. Ltd.	96,397	$185,571
	Nihon Kagaku Sangyo Co. Ltd.	86,300	1,251,216
	Nihon Nohyaku Co. Ltd.	595,900	3,334,608
	Nihon Parkerizing Co. Ltd.	78,800	684,431
	Nihon Tokushu Toryo Co. Ltd.	146,300	1,980,202
	Nihon Yamamura Glass Co. Ltd.	31,599	546,083
	Nikkiso Co. Ltd.	814,204	7,959,695
#	Nikko Co. Ltd.	479,200	2,376,235
#	Nikkon Holdings Co. Ltd.	1,391,800	31,390,733
#	Nippi, Inc.	14,300	1,168,388
	Nippn Corp.	588,900	8,372,414
#	Nippon Beet Sugar Manufacturing Co. Ltd.	54,999	1,066,030
	Nippon Carbide Industries Co., Inc.	66,406	914,129
#	Nippon Carbon Co. Ltd.	8,900	250,294
	Nippon Chemical Industrial Co. Ltd.	52,083	945,340
#*	Nippon Chemi-Con Corp.	147,784	1,491,344
#	Nippon Concrete Industries Co. Ltd.	464,099	971,550
#	Nippon Denko Co. Ltd.	736,100	1,606,661
	Nippon Densetsu Kogyo Co. Ltd.	396,999	7,406,340
	Nippon Electric Glass Co. Ltd.	1,185,900	39,925,482
	Nippon Hume Corp.	326,200	6,575,954
	Nippon Kayaku Co. Ltd.	994,000	9,089,543
	Nippon Kodoshi Corp.	1,000	17,648
	Nippon Light Metal Holdings Co. Ltd.	446,517	6,502,305
	Nippon Paper Industries Co. Ltd.	717,957	5,371,391
	Nippon Rietec Co. Ltd.	27,640	368,833
	Nippon Seiki Co. Ltd.	497,000	5,743,086
#	Nippon Seisen Co. Ltd.	238,400	1,710,548
	Nippon Sharyo Ltd.	37,899	820,966
*	Nippon Sheet Glass Co. Ltd.	739,307	2,766,019

		Shares	Value»
JAPAN — (Continued)
	Nippon Shinyaku Co. Ltd.	10,000	$209,236
	Nippon Shokubai Co. Ltd.	1,220,300	14,138,805
	Nippon Signal Co. Ltd.	473,609	3,872,573
	Nippon Soda Co. Ltd.	881,800	19,548,561
	Nippon Thompson Co. Ltd.	666,363	2,885,464
#	Nippon Yakin Kogyo Co. Ltd.	261,546	7,246,610
	Nipro Corp.	804,996	7,857,844
	Nishikawa Rubber Co. Ltd.	37,800	695,716
	Nishi-Nippon Financial Holdings, Inc.	1,992,400	34,046,668
	Nishio Holdings Co. Ltd.	196,700	5,595,857
#	Nissan Shatai Co. Ltd.	31,100	207,059
	Nissan Tokyo Sales Holdings Co. Ltd.	504,200	1,643,222
	Nissei Plastic Industrial Co. Ltd.	190,200	1,048,147
	Nissha Co. Ltd.	323,015	2,806,386
	Nisshin Group Holdings Co. Ltd.	695,400	2,715,800
	Nisshin Oillio Group Ltd.	619,200	20,459,093
	Nisshinbo Holdings, Inc.	1,850,374	14,623,120
	Nissui Corp.	1,329,700	9,264,036
	Nitta Corp.	135,096	3,541,207
	Nitta Gelatin, Inc.	99,437	638,824
#	Nittetsu Mining Co. Ltd.	1,437,990	15,750,158
	Nitto Fuji Flour Milling Co. Ltd.	62,500	2,816,101
	Nitto Kohki Co. Ltd.	43,600	484,168
#	Nitto Seiko Co. Ltd.	483,147	2,157,399
#	Nittoku Co. Ltd.	25,900	409,233
	Nojima Corp.	26,100	192,718
	NOK Corp.	894,320	15,880,013
	Noritake Co. Ltd.	417,100	13,064,952
	Noritsu Koki Co. Ltd.	580,200	6,298,107
	Noritz Corp.	269,062	3,493,642
	North Pacific Bank Ltd.	4,002,800	18,746,472
	NPR-RIKEN Corp.	315,445	6,387,168
#	NS United Kaiun Kaisha Ltd.	224,700	8,033,298
	NSK Ltd.	506,200	2,550,746
	NTN Corp.	6,022,348	13,445,214

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ogaki Kyoritsu Bank Ltd.	53,330	$1,276,620
#	Ohara, Inc.	47,900	353,378
#	Ohashi Technica, Inc.	183,800	2,439,112
	Oiles Corp.	39,800	582,995
	Oita Bank Ltd.	1,200	39,606
#	Okabe Co. Ltd.	220,659	1,312,965
	Okamoto Industries, Inc.	400	13,090
	Okamoto Machine Tool Works Ltd.	16,300	506,916
	Okasan Securities Group, Inc.	1,210,300	5,423,946
	Oki Electric Industry Co. Ltd.	1,120,485	13,386,825
	Okinawa Financial Group, Inc.	172,328	4,294,705
	OKUMA Corp.	70,900	1,578,429
	Okumura Corp.	306,400	9,712,975
#	Okura Industrial Co. Ltd.	141,749	4,564,911
	Okuwa Co. Ltd.	160,992	868,238
	Onamba Co. Ltd.	6,800	59,040
#	Onoken Co. Ltd.	235,349	2,101,140
	Orient Corp.	193,652	1,210,285
	Oriental Shiraishi Corp.	791,600	2,180,102
#	Osaka Steel Co. Ltd.	314,600	5,292,000
#	Osaki Electric Co. Ltd.	500,360	4,055,067
	OUG Holdings, Inc.	24,500	614,567
	Oyo Corp.	30,500	569,167
#	Pacific Industrial Co. Ltd.	891,024	17,769,349
	Pack Corp.	78,900	614,768
	PALTAC Corp.	17,200	507,271
	Parker Corp.	31,800	230,914
	Pegasus Co. Ltd.	81,979	438,002
	PHC Holdings Corp.	31,800	207,866
	Pickles Holdings Co. Ltd.	2,995	21,352
#	Piolax, Inc.	451,787	5,033,992
	Press Kogyo Co. Ltd.	1,813,900	7,687,509
	Prima Meat Packers Ltd.	12,400	199,193
	Procrea Holdings, Inc.	42,746	480,035
	PS Construction Co. Ltd.	162,129	1,901,488
	Raiznext Corp.	11,000	136,670
	Rasa Corp.	105,200	1,126,525
	Rasa Industries Ltd.	102,000	3,323,304
	Rengo Co. Ltd.	1,471,700	8,963,280
#*	RENOVA, Inc.	315,545	1,690,676

		Shares	Value»
JAPAN — (Continued)
	Restar Corp.	127,700	$2,136,389
#	Retail Partners Co. Ltd.	153,700	1,284,013
	Rheon Automatic Machinery Co. Ltd.	6,499	60,954
#	Rhythm Co. Ltd.	124,300	2,703,520
	Ricoh Leasing Co. Ltd.	358,800	13,176,954
#	Riken Technos Corp.	926,300	8,396,266
	Rion Co. Ltd.	9,500	153,978
#	Rokko Butter Co. Ltd.	4,200	31,977
	Ryobi Ltd.	378,132	6,750,393
	RYODEN Corp.	367,300	7,609,630
	S Foods, Inc.	33,200	538,842
#	Sac’s Bar Holdings, Inc.	5,800	29,463
	Sakai Chemical Industry Co. Ltd.	248,584	4,586,859
#	Sakai Heavy Industries Ltd.	141,200	1,879,920
	Sakata INX Corp.	367,030	5,418,013
	Sala Corp.	661,540	4,507,535
	San Holdings, Inc.	380,500	3,707,629
#	San ju San Financial Group, Inc.	107,730	2,547,995
	San-Ai Obbli Co. Ltd.	688,300	9,116,471
	San-In Godo Bank Ltd.	2,961,500	26,039,510
	Sanki Engineering Co. Ltd.	139,100	4,780,312
	Sanko Gosei Ltd.	363,747	1,985,577
	Sanko Metal Industrial Co. Ltd.	205,500	1,809,333
#	Sankyo Seiko Co. Ltd.	296,700	1,296,930
#	Sankyo Tateyama, Inc.	152,736	595,875
	Sankyu, Inc.	13,800	704,630
#	Sanoh Industrial Co. Ltd.	242,200	1,440,913
	Sansei Technologies, Inc.	94,723	1,391,395
	Sansha Electric Manufacturing Co. Ltd.	142,400	834,566
	Sanshin Electronics Co. Ltd.	7,400	140,296
	Sanyo Chemical Industries Ltd.	80,600	2,193,035
	Sanyo Denki Co. Ltd.	236,100	6,037,311
	Sanyo Industries Ltd.	42,000	1,247,538
	Sanyo Shokai Ltd.	25,900	534,338
	Sanyo Trading Co. Ltd.	153,600	1,581,067

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sata Construction Co. Ltd.	8,900	$62,427
	Sato Corp.	22,800	323,613
#	Sato Shoji Corp.	236,800	3,304,174
	SAXA, Inc.	64,599	2,254,561
#*	SBI ARUHI Corp.	7,100	36,782
	Scroll Corp.	4,900	34,828
	SEC Carbon Ltd.	19,700	272,722
	Seibu Electric & Machinery Co. Ltd.	5,500	74,895
#	Seika Corp.	246,498	3,675,131
	Seiko Group Corp.	243,264	11,171,616
	Sekisui Jushi Corp.	240,013	3,209,281
#	Sekisui Kasei Co. Ltd.	12,397	28,451
	Senshu Ikeda Holdings, Inc.	4,018,444	17,344,980
#	Shibaura Machine Co. Ltd	215,400	5,981,455
#	Shibusawa Logistics Corp.	654,400	4,697,769
	Shibuya Corp.	45,600	1,011,647
	Shiga Bank Ltd.	163,000	6,584,264
	Shikibo Ltd.	4,570	29,743
	Shikoku Bank Ltd.	277,699	2,620,785
	Shinagawa Refra Co. Ltd.	527,900	6,327,113
	Shindengen Electric Manufacturing Co. Ltd.	40,199	912,908
	Shinko Shoji Co. Ltd.	43,800	289,242
	Shinmaywa Industries Ltd.	337,100	4,383,977
	Shinnihon Corp.	492,000	5,654,669
#	Shinsho Corp.	342,197	5,156,023
#	Shinwa Co. Ltd. (3447 JP)	52,300	281,764
	Shinwa Co. Ltd. (7607 JP)	2,700	53,807
	Shizuoka Gas Co. Ltd.	729,000	5,330,843
	Showa Sangyo Co. Ltd.	111,063	2,120,026
	Siix Corp.	242,920	2,178,666
#	Sinanen Holdings Co. Ltd.	119,700	4,793,473
	Sintokogio Ltd.	276,362	1,850,757
#	SK-Electronics Co. Ltd.	18,563	358,242
	SKY Perfect JSAT Holdings, Inc.	2,834,700	27,893,369
#	SMK Corp.	11,049	162,368
#	Soda Nikka Co. Ltd.	150,900	977,195
	Sodick Co. Ltd.	182,366	1,153,086

		Shares	Value»
JAPAN — (Continued)
	Soft99 Corp.	88,100	$2,247,691
	Soken Chemical & Engineering Co. Ltd.	172,000	2,659,915
#	Space Co. Ltd.	7,400	65,590
#	SPK Corp.	110,236	1,598,967
	Stanley Electric Co. Ltd.	9,300	182,673
	Star Mica Holdings Co. Ltd.	72,229	533,064
	Star Micronics Co. Ltd.	76,400	823,369
	Starzen Co. Ltd.	544,270	4,095,307
#	Stella Chemifa Corp.	43,200	1,146,717
#	Subaru Enterprise Co. Ltd.	54,200	1,154,674
#	Sugimoto & Co. Ltd.	267,838	3,136,713
	SUMCO Corp.	1,281,554	13,060,083
	Sumida Corp.	296,216	2,152,330
	Suminoe Co. Ltd.	114,100	895,044
	Sumitomo Heavy Industries Ltd.	132,300	3,537,247
	Sumitomo Osaka Cement Co. Ltd.	408,324	10,200,007
	Sumitomo Riko Co. Ltd.	707,924	11,979,966
#	Sumitomo Seika Chemicals Co. Ltd.	126,714	3,924,942
	Sumitomo Warehouse Co. Ltd.	1,109,800	23,407,733
	Sun Frontier Fudousan Co. Ltd.	489,000	7,243,904
#	Suncall Corp.	40,800	267,289
#	Sun-Wa Technos Corp.	257,700	4,475,714
	Suruga Bank Ltd.	2,652,300	26,549,816
	Suzuken Co. Ltd.	14,738	559,698
	Suzuki Co. Ltd.	203,923	2,849,795
	T Hasegawa Co. Ltd.	54,900	961,875
	T RAD Co. Ltd.	64,900	2,936,233
#	Tachibana Eletech Co. Ltd.	368,520	6,769,710
#	Tachikawa Corp.	207,261	2,542,712
	Tachi-S Co. Ltd.	219,100	2,777,326
	Tadano Ltd.	268,900	1,867,574
	Taihei Dengyo Kaisha Ltd.	726,300	10,183,871
	Taiheiyo Cement Corp.	1,120,921	30,412,265
#	Taiho Kogyo Co. Ltd.	39,299	174,343
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	6,300	107,761
	Taiyo Yuden Co. Ltd.	761,215	21,619,876

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takamatsu Construction Group Co. Ltd.	166,800	$3,660,847
	Takamiya Co. Ltd.	43,800	118,029
#	Takano Co. Ltd.	700	3,409
	Takaoka Toko Co. Ltd.	221,344	4,929,434
	Takara Holdings, Inc.	50,400	513,336
	Takara Standard Co. Ltd.	549,853	8,880,877
	Takasago International Corp.	837,550	8,185,413
#	Takashima & Co. Ltd.	401,200	2,131,919
	Takashimaya Co. Ltd.	1,745,934	18,675,127
	Take & Give Needs Co. Ltd.	5,500	29,348
#	TAKEBISHI Corp.	66,700	884,316
#	Tamura Corp.	479,838	1,644,524
	Tanabe Engineering Corp.	26,400	404,685
#	Tayca Corp.	100,383	855,485
#	Tbk Co. Ltd.	36,400	77,636
	Techno Ryowa Ltd.	220,770	8,103,716
	Teijin Ltd.	986,626	8,631,524
#	Teikoku Tsushin Kogyo Co. Ltd.	158,200	2,535,181
#	Tera Probe, Inc.	24,596	933,076
#	Terasaki Electric Co. Ltd.	19,800	619,384
#	Tess Holdings Co. Ltd.	230,400	520,122
	THK Co. Ltd.	139,992	3,727,639
	Tigers Polymer Corp.	212,200	1,331,325
	Toa Corp. (1885 JP)	1,057,400	16,196,251
#	Toa Corp. (6809 JP)	151,167	1,238,440
#	TOA ROAD Corp.	430,700	4,337,467
	Toagosei Co. Ltd.	1,609,200	15,963,011
	TOBISHIMA HOLDINGS, Inc.	232,576	3,176,401
	Toda Corp.	1,960,100	13,204,718
	Toenec Corp.	1,078,900	11,709,128
	Togami Electric Manufacturing Co. Ltd.	13,600	372,614
#	Toho Bank Ltd.	1,006,945	2,979,982
	Toho Holdings Co. Ltd.	36,600	1,173,720
#	Tohoku Bank Ltd.	50,670	434,825
	Tokai Carbon Co. Ltd.	699,771	4,687,634
	Tokai Corp.	92,163	1,276,744
	Tokai Rika Co. Ltd.	809,900	14,549,368
	Tokai Tokyo Financial Holdings, Inc.	2,663,365	9,868,741

		Shares	Value»
JAPAN — (Continued)
#	Tokushu Tokai Paper Co. Ltd.	484,143	$4,658,309
	Tokuyama Corp.	966,667	23,998,927
#	Tokyo Energy & Systems, Inc.	432,110	4,981,082
	Tokyo Kiraboshi Financial Group, Inc.	337,888	16,088,467
	Tokyo Rope Manufacturing Co. Ltd.	161,100	1,508,248
#	Tokyo Sangyo Co. Ltd.	298,700	1,807,162
	Tokyo Steel Manufacturing Co. Ltd.	48,800	430,596
#	Tokyo Tekko Co. Ltd.	121,500	4,440,130
	Tokyu Construction Co. Ltd.	235,500	1,601,703
	Toli Corp.	929,700	3,761,132
	Tomato Bank Ltd.	35,600	318,777
	Tomen Devices Corp.	17,800	1,087,580
#	Tomoe Corp.	634,100	7,447,315
#	Tomoe Engineering Co. Ltd.	284,700	2,927,185
	Tomoku Co. Ltd.	233,164	4,979,941
	TOMONY Holdings, Inc.	666,786	2,954,848
	Topre Corp.	357,299	5,179,364
	Topy Industries Ltd.	94,899	1,752,184
#	Tosho Co. Ltd.	53,299	272,223
	Towa Bank Ltd.	255,402	1,538,271
#	Towa Pharmaceutical Co. Ltd.	154,340	2,841,320
#	Toyo Innovex Co. Ltd.	59,300	254,881
	Toyo Kanetsu KK	89,500	2,618,129
	Toyo Logistics Co. Ltd.	1,499	18,988
#	Toyo Tanso Co. Ltd.	34,375	1,028,415
#	Toyo Tire Corp.	1,180,692	32,268,378
#	Toyo Wharf & Warehouse Co. Ltd.	21,999	230,853
	Toyobo Co. Ltd.	318,573	2,364,705
	Toyoda Gosei Co. Ltd.	318,601	7,373,949
	Toyota Boshoku Corp.	172,700	2,625,917
	TPR Co. Ltd.	452,942	3,557,124
	Trinity Industrial Corp.	12,100	92,287
	Trusco Nakayama Corp.	31,500	496,649
	TS Tech Co. Ltd.	1,113,800	13,200,510
	TSI Holdings Co. Ltd.	623,305	3,867,716

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tsubakimoto Chain Co.	1,213,916	$16,990,139
#	Tsubakimoto Kogyo Co. Ltd.	62,100	1,098,232
#	Tsukishima Holdings Co. Ltd.	462,530	7,651,548
#	Tsukuba Bank Ltd.	297,767	608,746
	Tsumura & Co.	108,038	2,506,112
#	Tsurumi Manufacturing Co. Ltd.	382,600	4,821,497
	TV Asahi Holdings Corp.	168,700	3,432,938
	Tv Tokyo Holdings Corp.	128,400	3,866,524
	TYK Corp.	467,200	1,674,490
	UACJ Corp.	2,597,076	33,535,673
	UBE Corp.	1,278,955	18,801,940
	Ueki Corp.	29,200	472,378
#	Unipres Corp.	269,639	2,093,184
#	United Super Markets Holdings, Inc.	263,100	1,404,601
	Ushio, Inc.	19,400	321,646
	V Technology Co. Ltd.	7,800	175,236
	Valor Holdings Co. Ltd.	325,830	5,964,486
	Vital KSK Holdings, Inc.	142,600	1,149,028
	VT Holdings Co. Ltd.	197,564	623,627
#	Wakachiku Construction Co. Ltd.	148,800	4,628,467
	Wakita & Co. Ltd.	832,300	9,577,680
	Warabeya Nichiyo Holdings Co. Ltd.	162,768	3,291,049
#	Wellneo Sugar Co. Ltd.	177,200	2,897,851
	World Co. Ltd.	278,500	4,886,960
	World Holdings Co. Ltd.	4,300	69,895
	Wowow, Inc.	19,200	181,020
#	Xebio Holdings Co. Ltd.	157,746	1,115,168
	Yahagi Construction Co. Ltd.	226,300	3,201,506
	YAMABIKO Corp.	387,345	6,471,413
	Yamae Group Holdings Co. Ltd.	20,736	344,247
	Yamaguchi Financial Group, Inc.	230,247	2,637,904
#	Yamatane Corp.	406,198	6,719,636
	Yamato Corp.	337,500	4,741,913
#	Yamaya Corp.	53,700	824,398
	Yamazen Corp.	219,500	2,033,858

		Shares	Value»
JAPAN — (Continued)
#	Yasuda Logistics Corp.	316,700	$4,449,341
	Yellow Hat Ltd.	503,600	5,071,096
#	Yodoko Ltd.	2,169,300	18,289,801
	Yokogawa Bridge Holdings Corp.	223,000	3,980,621
#	Yokorei Co. Ltd.	883,400	7,027,249
	Yokowo Co. Ltd.	77,175	988,420
#	Yondenko Corp.	465,500	4,242,887
#	Yorozu Corp.	71,707	425,987
#	Yotai Refractories Co. Ltd.	7,800	89,935
#	Yuasa Funashoku Co. Ltd.	157,196	1,686,830
	Yuasa Trading Co. Ltd.	48,900	1,589,874
	Yuken Kogyo Co. Ltd.	6,300	119,823
	Yurtec Corp.	1,000,000	16,121,113
	Yushiro, Inc.	154,200	2,124,339
	Yutaka Giken Co. Ltd.	15,500	304,446
	Zacros Corp.	266,400	1,820,676
	Zeon Corp.	590,900	6,062,921

TOTAL JAPAN			3,451,161,146

NETHERLANDS — (2.4%)
	Aalberts NV	148,461	4,703,428
	Acomo NV	51,965	1,407,609
	Aegon Ltd. (AEG US)	1,011,928	7,660,295
	Aegon Ltd. (AGN NA)	900,095	6,859,377
	AMG Critical Materials NV	91,534	3,039,139
	Aperam SA	869,376	30,295,386
Ω	B&S Group SARL	9,819	67,232
#	Brunel International NV	47,553	423,804
	Corbion NV	216,544	4,407,375
*	Flow Traders Ltd.	219,359	6,031,728
	ForFarmers NV	459,566	2,222,537
#	Fugro NV	429,355	4,384,700
	Havas NV	1,419,943	2,478,047
	Kendrion NV	42,429	696,074
	Koninklijke BAM Groep NV	5,445,668	50,551,520
	Koninklijke Heijmans NV	587,961	41,653,523
	Koninklijke Vopak NV	623,560	28,257,855
	Randstad NV	219,178	8,589,778
	SBM Offshore NV	3,105,767	80,312,089
Ω	Signify NV	988,723	23,667,537
#	Sligro Food Group NV	190,229	2,042,900
	Van Lanschot Kempen NV	172,348	10,076,741

TOTAL NETHERLANDS			319,828,674

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (0.1%)
#	Chorus Ltd. (CNU NZ)	475,234	$2,544,901
#	Colonial Motor Co. Ltd.	239,270	1,096,582
*	Fletcher Building Ltd. (FBU NZ)	178,901	333,495
	Genesis Energy Ltd.	76,325	109,614
	Heartland Group Holdings Ltd.	428,765	266,017
*	KMD Brands Ltd.	1,659,943	270,604
#	NZME Ltd. (NZM AU)	1,012,279	677,038
#*	Oceania Healthcare Ltd.	98,779	44,627
	PGG Wrightson Ltd.	121,001	157,922
*††	RPNZ Ltd.	832,183	0
*	Ryman Healthcare Ltd.	230,653	377,715
	Sanford Ltd.	829,239	2,919,685
#	SKY Network Television Ltd.	782,020	1,611,538
#	Summerset Group Holdings Ltd.	145,420	964,481

TOTAL NEW ZEALAND			11,374,219

NORWAY — (0.7%)
	Akastor ASA	412,997	453,310
	Archer Ltd.	63,100	146,921
	Austevoll Seafood ASA	54,350	510,308
	B2 Impact ASA	2,088,855	3,580,546
	Bonheur ASA	168,337	3,641,834
*	BW Energy Ltd.	11,549	43,996
Ω	BW LPG Ltd.	460,061	6,092,455
	BW Offshore Ltd.	1,239,962	4,515,250
*	Cloudberry Clean Energy ASA	155,160	201,953
	DNO ASA	6,922,102	9,451,990
#Ω	Elkem ASA	1,967,926	5,176,215
	FLEX LNG Ltd. (FLNG NO)	2,529	65,678
*	Hexagon Composites ASA	25,904	23,265
#	Hoegh Autoliners ASA	66,767	598,270
Ω	Klaveness Combination Carriers ASA	44,763	339,307
#*	Kongsberg Automotive ASA	2,510,063	428,926
*	LINK Mobility Group Holding ASA	444,448	1,316,378
	MPC Container Ships ASA	4,576,780	8,008,575

		Shares	Value»
NORWAY — (Continued)
#*Ω	Norske Skog ASA	197,853	$305,933
*	Northern Ocean Ltd.	31,297	18,581
*	NRC Group ASA	488,967	372,215
	Odfjell Drilling Ltd.	1,919,859	15,421,152
	Odfjell SE, Class A	319,298	3,837,920
	Panoro Energy ASA	596,786	1,275,361
	Pareto Bank ASA	93,962	796,056
*Ω	Scatec ASA	275,485	2,905,773
	Sea1 offshore, Inc.	460,036	910,573
#*Ω	Shelf Drilling Ltd.	573,017	1,034,440
#	Solstad Maritime Holding AS	684,370	1,212,315
*	Solstad Offshore ASA	61,678	264,631
#	Sparebank 1 Oestlandet	77,552	1,359,952
	Sparebanken More	44,433	438,444
	Sparebanken Norge	2,031	35,380
	Stolt-Nielsen Ltd.	177,687	5,959,826
	TGS ASA	642,328	5,543,120
	Wilh Wilhelmsen Holding ASA, Class A	188,086	9,480,224

TOTAL NORWAY			95,767,073

PORTUGAL — (0.6%)
	Banco Comercial Portugues SA, Class R	66,411,391	58,621,449
	Semapa-Sociedade de Investimento e Gestao	35,667	744,065
	Sonae SGPS SA	10,400,396	16,944,486
*	Teixeira Duarte SA	637,337	512,162

TOTAL PORTUGAL			76,822,162

SINGAPORE — (0.7%)
#	Banyan Tree Holdings Ltd.	2,331,000	1,127,211
	Bonvests Holdings Ltd.	949,780	720,106
	Bukit Sembawang Estates Ltd.	96,200	309,699
	China Aviation Oil Singapore Corp. Ltd.	1,716,100	2,003,065
	Chuan Hup Holdings Ltd.	1,032,000	173,975
	City Developments Ltd.	833,300	4,628,529
#*	COSCO Shipping International Singapore Co. Ltd.	2,711,900	251,892
*	Del Monte Pacific Ltd.	552,400	37,783

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#*††	Ezra Holdings Ltd.	12,978,893	$0
	Far East Orchard Ltd.	3,054,507	2,908,324
	First Sponsor Group Ltd.	1,009,855	802,680
	Geo Energy Resources Ltd.	3,068,800	1,141,775
	Golden Agri-Resources Ltd.	53,177,200	11,439,880
#	GuocoLand Ltd.	2,392,900	3,987,609
	Haw Par Corp. Ltd.	333,600	3,792,951
#	Ho Bee Land Ltd.	5,392,300	9,318,202
#	Hong Fok Corp. Ltd.	5,058,060	2,991,075
	Hong Leong Asia Ltd.	3,070,800	5,681,310
	Hong Leong Finance Ltd.	1,234,900	2,475,912
#	Hotel Grand Central Ltd.	2,293,249	1,232,820
	Hutchison Port Holdings Trust	29,446,700	6,186,545
#*††	Hyflux Ltd.	5,949,038	0
	Indofood Agri Resources Ltd.	423,200	120,119
	ISDN Holdings Ltd.	294,144	96,112
*††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
	Low Keng Huat Singapore Ltd.	275,800	145,992
	Metro Holdings Ltd.	1,584,960	657,353
*††	Midas Holdings Ltd.	29,676,800	0
	Olam Group Ltd.	1,297,300	977,523
#	OUE Ltd.	2,054,300	2,020,840
	QAF Ltd.	3,152,608	2,168,849
*	Rex International Holding Ltd.	773,300	99,407
	Samudera Shipping Line Ltd.	808,700	602,463
#	Sing Holdings Ltd.	1,205,300	435,313
	Sing Investments & Finance Ltd.	308,900	379,533
#	Singapore Land Group Ltd.	2,000,221	4,733,731
#	Singapore Post Ltd.	2,972,400	960,273
#	Stamford Land Corp. Ltd.	6,012,967	2,310,710
*††	Swiber Holdings Ltd.	10,173,200	0
	Tiong Woon Corp. Holding Ltd.	2,088,950	1,300,468
	Tuan Sing Holdings Ltd.	7,196,456	1,909,748
	UOB-Kay Hian Holdings Ltd.	598,690	1,125,526
	UOL Group Ltd.	660,500	4,035,134

		Shares	Value»
SINGAPORE — (Continued)
	Valuetronics Holdings Ltd.	132,200	$86,793
	Wee Hur Holdings Ltd.	1,268,400	704,208
	Wing Tai Holdings Ltd.	4,558,854	5,010,936
	Yeo Hiap Seng Ltd.	323,363	150,494

TOTAL SINGAPORE			91,242,868

SPAIN — (3.8%)
	Acciona SA	5,955	1,318,092
	Acerinox SA	2,991,438	38,523,294
*††	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	56,873	1,395,851
	Almirall SA	119,336	1,717,545
	Atresmedia Corp. de Medios de Comunicacion SA	317,384	1,920,983
	Banco de Sabadell SA	39,679,789	148,755,370
	Bankinter SA	7,238,215	109,110,556
#	Corp. ACCIONA Energias Renovables SA	179,971	4,951,143
#	Ebro Foods SA	1,347,027	27,454,269
	Elecnor SA	23,703	773,220
	Enagas SA	415,882	6,599,864
#	Ence Energia y Celulosa SA	423,212	1,292,536
*	Ercros SA	2,572,637	9,493,987
#Ω	Gestamp Automocion SA	1,183,166	4,578,118
Ω	Global Dominion Access SA	59,997	219,857
	Grifols SA	1,457,379	18,884,547
	Grupo Catalana Occidente SA	644,985	36,801,151
	Iberpapel Gestion SA (IBG SM)	65,151	1,495,112
	Mapfre SA	12,150,138	53,659,092
Ω	Neinor Homes SA	229,357	4,560,552
*	Obrascon Huarte Lain SA	481,310	252,435
*	Solaria Energia y Medio Ambiente SA	62,859	1,087,015
#	Tubacex SA	1,149,209	4,377,658
Ω	Unicaja Banco SA	9,148,720	24,699,823
*	Vocento SA	18,019	13,287

TOTAL SPAIN			503,935,357

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (2.9%)
Ω	AcadeMedia AB	1,016,420	$11,224,406
	AFRY AB	693,419	11,895,663
Ω	Alimak Group AB	536,764	7,929,758
	Alleima AB	1,135,658	9,807,824
	Alligo AB, Class B	299,027	3,731,027
Ω	Ambea AB	713,417	9,619,042
	Arise AB	7,554	23,847
#	Arjo AB, Class B	2,456,143	7,793,979
Ω	Attendo AB	1,279,622	10,857,114
	Bergman & Beving AB	357,549	12,620,800
	Betsson AB, Class B	1,100,884	17,156,839
#*	Better Collective AS	22,961	281,712
*	BHG Group AB	33,121	99,962
	Billerud Aktiebolag	333,757	3,088,394
Ω	Bravida Holding AB	13,230	111,824
	Bulten AB	51,695	265,179
	Bure Equity AB	391,657	11,470,582
	Byggmax Group AB	909,067	4,624,328
	Catella AB	42,545	138,972
*	Cint Group AB	1,152,040	437,558
	Cloetta AB, Class B	2,510,361	9,348,773
Ω	Coor Service Management Holding AB	27,662	135,833
Ω	Dometic Group AB	695,359	3,398,921
	Eastnine AB	38,661	203,569
	Elanders AB, Class B	109,549	729,998
	Elekta AB, Class B	485,166	2,466,008
*	Enea AB	27,764	203,323
	Fagerhult Group AB	253,641	1,232,642
	Fasadgruppen Group AB	66,512	208,799
	G5 Entertainment AB	9,987	98,905
	Granges AB	2,206,299	32,284,432
	Hanza AB	2,529	34,909
#*	Hexatronic Group AB	469,345	1,068,187
#Ω	Hoist Finance AB	942,228	9,819,024
	Humana AB	148,713	757,447
*	Humble Group AB	82,625	72,808
*	International Petroleum Corp. (IPCO CN)	37,012	587,952
#*	International Petroleum Corp. (IPCO SS)	1,498,526	23,320,630
*	Intrum AB	296,960	1,346,125
	Inwido AB	1,052,133	15,816,847
*	ITAB Shop Concept AB	107,158	226,013
	JM AB	957,641	13,633,947
	Kabe Group AB, Class B	1,549	37,149
#*	K-fast Holding AB	23,086	35,472
	KNOW IT AB	161,606	2,062,756

		Shares	Value»
SWEDEN — (Continued)
#	Lindab International AB	820,616	$19,631,050
	Loomis AB	523,845	21,103,321
	MEKO AB	535,967	4,335,379
*	Modern Times Group MTG AB, Class B	485,988	6,532,862
	Momentum Group AB	92,180	1,578,728
#	NCC AB, Class B	609,877	13,902,687
#	New Wave Group AB, Class B	1,145,913	13,505,330
*	Nobia AB	454,937	213,975
*	Norion Bank AB	572,300	4,264,057
	Peab AB, Class B	2,112,913	17,099,988
	Ratos AB, Class B	2,820,309	11,409,578
	Rejlers AB	10,104	211,357
*	Rottneros AB	2,573,885	737,533
	Scandi Standard AB	89,097	922,726
#*	Sdiptech AB, Class B	95,378	1,898,830
*	Sensys Gatso Group AB	15,937	63,503
*Ω	Sinch AB	5,259,522	19,045,568
	Storskogen Group AB, Class B	5,500,857	5,683,794
	Svedbergs Group AB	6,874	42,877
#*	Tobii AB	341,374	63,055
	VBG Group AB, Class B	71,398	2,715,268
*	Vestum AB	37,879	34,659
	Vitrolife AB	69,819	1,077,579

TOTAL SWEDEN			388,382,983

SWITZERLAND — (5.7%)
	Adecco Group AG	1,064,221	29,673,006
	Allreal Holding AG	209,199	50,000,375
*	ams-OSRAM AG	321,559	4,449,562
	Arbonia AG	551,455	3,487,064
	Ascom Holding AG	7,044	31,337
	Autoneum Holding AG	55,686	11,077,685
	Banque Cantonale de Geneve	357,000	11,067,126
	Banque Cantonale du Jura SA	3,334	269,617
	Banque Cantonale Vaudoise	15,243	1,769,813
#	Barry Callebaut AG	1,524	1,981,261
	Bell Food Group AG	31,865	9,142,793
	Bellevue Group AG	6,424	68,770
	Berner Kantonalbank AG	54,592	17,784,690
	Bucher Industries AG	13,139	5,830,100
	Bystronic AG	5,283	1,963,540
*	Carlo Gavazzi Holding AG	8,034	1,593,429

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Cembra Money Bank AG	184,921	$21,146,272
*	Cicor Technologies Ltd.	21,958	6,038,614
	Cie Financiere Tradition SA	16,344	6,188,824
#	Clariant AG	1,823,495	16,349,636
	COSMO Pharmaceuticals NV	9,782	823,250
	EFG International AG	1,857,857	38,741,690
#*	Feintool International Holding AG	15,031	177,554
	Flughafen Zurich AG	20,622	6,091,444
	Forbo Holding AG	2,648	2,433,007
#*	Gurit Holding AG, Class BR	1,322	17,206
	Helvetia Holding AG	267,136	65,642,987
	Huber & Suhner AG	14,817	2,713,683
	Implenia AG	329,548	26,149,704
	Investis Holding SA	20,214	3,303,474
	Jungfraubahn Holding AG	35,827	10,532,074
*	Komax Holding AG	6,306	519,613
	Landis & Gyr Group AG	318,736	23,090,738
	Liechtensteinische Landesbank AG	203,389	20,009,161
	Luzerner Kantonalbank AG	179,161	18,225,525
Ω	Medmix AG	76,659	880,547
	Meier Tobler Group AG	583	28,612
#	Metall Zug AG, Class B	1,393	1,287,179
	Mikron Holding AG	3,236	86,053
	Mobimo Holding AG	94,393	40,011,490
*Ω	Montana Aerospace AG	110,779	4,392,047
	Naturenergie Holding AG	33,987	1,401,657
	OC Oerlikon Corp. AG Pfaffikon	1,845,694	6,600,181
	Orell Fuessli AG	244	34,418
	Phoenix Mecano AG	7,969	4,343,551
	Rieter Holding AG	333,034	1,422,247
	Schweiter Technologies AG	8,900	3,074,181
	Siegfried Holding AG	553,000	53,342,205
	SIG Group AG	30,128	336,854
	Softwareone Holding AG	35,876	368,651
	St. Galler Kantonalbank AG	51,311	32,547,508

		Shares	Value»
SWITZERLAND — (Continued)
	Sunrise Communications AG, Class A	134,364	$7,364,785
#	Swatch Group AG (UHR SW)	102,037	21,324,359
#	Swatch Group AG (UHRN SW)	51,339	2,176,816
	Swiss Prime Site AG	478,685	68,041,672
	Tecan Group AG	2,042	372,897
	Thurgauer Kantonalbank	11,153	2,162,236
	TX Group AG	17,388	4,391,526
	Valiant Holding AG	70,569	11,615,151
	Vaudoise Assurances Holding SA	22,526	17,299,714
	Vetropack Holding AG	106,953	2,852,681
	Vontobel Holding AG	339,957	25,778,640
	VP Bank AG, Class A	51,815	5,197,608
#	V-ZUG Holding AG	9,555	492,551
	Walliser Kantonalbank	20,173	3,236,083
	Zehnder Group AG	117,485	10,352,407
	Zug Estates Holding AG, Class B	870	2,313,229
	Zuger Kantonalbank	438	4,777,845

TOTAL SWITZERLAND			758,292,205

UNITED KINGDOM — (11.2%)
	Aberdeen Group PLC	7,556,510	20,153,466
*	Accesso Technology Group PLC	1,925	8,970
	Anglo-Eastern Plantations PLC	376,428	6,924,391
	Ashmore Group PLC	1,454,317	3,590,437
	Atalaya Mining Copper SA	307,730	2,767,806
*	Auction Technology Group PLC	420,875	1,709,194
	Aviva PLC	1,647,403	14,479,500
Ω	Bakkavor Group PLC	2,597,844	7,571,476
	Balfour Beatty PLC	7,793,545	68,879,912
	Barratt Redrow PLC	26,738	132,312
	Beazley PLC	61,632	753,993
	Bellway PLC	2,230,592	76,984,380
	Berkeley Group Holdings PLC	456,788	24,198,191
	Bloomsbury Publishing PLC	449,494	2,949,389
	Bodycote PLC	2,576,437	20,888,869
	Breedon Group PLC	2,566,837	11,619,352
#	Brickability Group PLC	131,612	96,925
	Burford Capital Ltd.	807,706	7,934,701
	C&C Group PLC	2,228,226	4,003,321

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Camellia PLC	434	$33,780
*	Canal & SA	560,261	1,763,073
*	Capita PLC	15,755	64,951
	Capital Ltd.	127,318	200,685
*	Capricorn Energy PLC	1,072,291	2,816,813
	Card Factory PLC	4,063,239	5,522,059
	Castings PLC	484,738	1,551,301
	Central Asia Metals PLC	1,504,826	3,147,247
	Chemring Group PLC	628,689	4,739,218
	Chesnara PLC	1,757,891	6,352,154
*	Close Brothers Group PLC	258,786	1,427,498
Ω	CMC Markets PLC	128,112	362,467
	Conduit Holdings Ltd.	271,493	1,209,161
	Costain Group PLC	628,788	1,268,051
	Crest Nicholson Holdings PLC	1,410,676	3,066,998
	Currys PLC	8,277,816	15,279,242
#	DCC PLC	7,591	500,088
*	DFS Furniture PLC	697,591	1,460,416
	Diversified Energy Co. PLC (DEC LN)	1,537	19,391
	Drax Group PLC	4,360,712	41,329,425
	Ecora Resources PLC	1,371,387	1,730,394
	Elementis PLC	3,699,762	7,997,297
	EnQuest PLC	12,475,955	1,994,376
	Essentra PLC	1,272,751	1,627,788
	Eurocell PLC	23,985	39,217
#	Fevara PLC	254,928	405,151
	Firstgroup PLC	10,565,467	29,185,578
	Foxtons Group PLC	3,203,322	2,315,172
*	Frasers Group PLC	2,381,049	22,857,700
	Fuller Smith & Turner PLC, Class A	13,593	110,046
	Future PLC	638,782	5,150,744
	Galliford Try Holdings PLC	552,315	3,769,716
	GB Group PLC	122,007	377,669
	Genuit Group PLC	464,613	2,258,921
*	Georgia Capital PLC	254,513	8,661,188
	Gooch & Housego PLC	1,399	10,584
	Grafton Group PLC, CDI	5,219,892	65,272,565
	Grainger PLC	6,939,221	17,097,265
	Greencore Group PLC	3,777,249	11,832,514
*	Griffin Mining Ltd.	11,516	28,792
#	Gulf Keystone Petroleum Ltd.	1,882,225	4,480,523
*	Gulf Marine Services PLC	783,363	173,069

		Shares	Value»
UNITED KINGDOM — (Continued)
	Halfords Group PLC	1,624,927	$3,192,220
	Hargreaves Services PLC	20,111	173,428
	Harworth Group PLC	620,974	1,337,990
*	Headlam Group PLC	178,420	120,400
	Helical PLC	397,030	1,088,131
	Henry Boot PLC	1,265,327	3,679,930
	Hiscox Ltd.	866,202	15,659,435
	Hochschild Mining PLC	1,809,691	7,866,688
	Hunting PLC	426,618	1,915,836
Ω	Ibstock PLC	3,744,256	6,726,300
	IG Group Holdings PLC	900,804	13,185,582
	International Personal Finance PLC	2,084,121	5,600,188
	Investec PLC	1,040,874	7,837,403
	Ithaca Energy PLC	234,452	671,553
	ITV PLC	4,726,683	4,326,596
*	James Fisher & Sons PLC	43,951	229,692
#*	John Wood Group PLC	2,015,895	488,343
	Johnson Matthey PLC	1,316,612	36,873,409
	Jupiter Fund Management PLC	4,544,545	9,097,186
	Just Group PLC	1,906,779	5,322,922
	Keller Group PLC	1,423,361	29,691,171
	Kier Group PLC	3,665,412	10,429,746
	Kingfisher PLC	3,839,543	15,571,574
	Kitwave Group PLC	93,737	264,592
	Lancashire Holdings Ltd.	1,792,903	15,743,872
	Lion Finance Group PLC	848,550	89,330,048
	Liontrust Asset Management PLC	108,909	444,856
	London Investment Group PLC	8,346	41,192
	LSL Property Services PLC	2,743	9,197
	Macfarlane Group PLC	249,756	228,486
	Man Group PLC	1,944,188	5,371,422
	Marks & Spencer Group PLC	13,274,339	69,369,285
	Marshalls PLC	999,322	2,216,688
*	Marston’s PLC	4,103,050	2,469,816
	Mears Group PLC	1,697,364	7,911,362
*	Mitchells & Butlers PLC	5,150,861	16,471,537
	MJ Gleeson PLC	540,790	2,622,283
	Mondi PLC	468,873	5,240,988

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Morgan Advanced Materials PLC	152,444	$408,811
	Morgan Sindall Group PLC	61,103	3,733,374
	MP Evans Group PLC	102,253	1,813,923
	Norcros PLC	259,649	1,023,127
Ω	On the Beach Group PLC	399,757	1,116,683
	OSB Group PLC	7,202,742	51,052,776
	Pan African Resources PLC	3,447,514	3,788,067
	Paragon Banking Group PLC	6,508,032	70,979,090
	Persimmon PLC	2,571,228	40,864,812
	Pets at Home Group PLC	7,322,387	20,626,589
	Pharos Energy PLC	1,174,296	317,966
*	Pinewood Technologies Group PLC	207,993	1,006,654
	Playtech PLC	2,351,612	8,139,073
	Pollen Street Group Ltd.	75,052	873,724
	Premier Foods PLC	16,958,900	40,676,773
	PZ Cussons PLC	297,942	289,930
Ω	Quilter PLC	12,883,079	30,759,037
	Rathbones Group PLC	83,003	1,945,550
	Reach PLC	4,233,724	3,287,065
	RHI Magnesita NV	23,681	653,473
	RWS Holdings PLC	565,710	575,419
	S&U PLC	9,554	223,821
#	S4 Capital PLC	111,943	34,717
Ω	Sabre Insurance Group PLC	441,795	777,901
*	Saga PLC	416,335	1,457,797
	Schroders PLC	487,362	2,431,996
	Secure Trust Bank PLC	83,148	1,064,612
	Senior PLC	2,420,507	6,062,790
	Serco Group PLC	191,728	639,790
	Serica Energy PLC	1,025,984	2,932,362
#	Severfield PLC	1,067,470	421,243
*	SIG PLC	3,678,820	435,852
*	Sigmaroc PLC	18,641	28,307
	Speedy Hire PLC	6,668,188	2,415,043
Ω	Spire Healthcare Group PLC	4,563,416	14,069,423
	SThree PLC	104,670	216,511
	Tate & Lyle PLC	1,656,884	8,411,728
	Taylor Wimpey PLC	20,714,774	28,653,511
	TBC Bank Group PLC	440,442	25,233,854

	Shares	Value»
UNITED KINGDOM — (Continued)
TP ICAP Group PLC	7,959,203	$27,451,011
Travis Perkins PLC	1,524,366	12,603,451
Trifast PLC	262,834	262,295
TT Electronics PLC	1,285,092	2,605,892
Vertu Motors PLC	3,999,169	3,292,256
Vesuvius PLC	6,084,164	30,024,179
Victrex PLC	180,090	1,530,286
* Vistry Group PLC	6,404,405	54,249,563
Vp PLC	275,589	2,061,296
Whitbread PLC	299,223	11,391,482
WPP PLC (WPP LN)	332,714	1,257,216
# Young & Co.’s Brewery PLC (YNGA LN), Class A	102,990	1,041,626
Young & Co.’s Brewery PLC (YNGN LN)	3,994	32,318
Zigup PLC	4,554,877	20,750,451

TOTAL UNITED KINGDOM		1,501,954,715

UNITED STATES — (0.5%)
* ADTRAN Holdings, Inc.	240,110	2,485,886
* Gran Tierra Energy,
Inc. (GTE CN)	128,803	438,051
MEG Energy Corp.	2,972,022	62,892,313
Royal Gold, Inc.	2	437

TOTAL UNITED STATES		65,816,687

TOTAL COMMON STOCKS		12,967,859,320

PREFERRED STOCKS — (0.1%)

GERMANY — (0.1%)
# Draegerwerk AG & Co. KGaA, 2.796%	26,622	2,243,369
Jungheinrich AG, 2.591%	235,400	8,412,764
Sixt SE, 4.946%	33,081	2,101,613
STO SE & Co. KGaA, 2.782%	25,064	3,445,629

TOTAL GERMANY		16,203,375

RIGHTS/WARRANTS — (0.0%)

GERMANY — (0.0%)
#* BayWa AG Rights 11/10/2025	59,040	101,398

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»
HONG KONG — (0.0%)
* CSI Properties Ltd. Warrants 04/07/2027	4,527,273	$11,070

ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/2030	347,241	0

TOTAL RIGHTS/WARRANTS		112,468

TOTAL INVESTMENT SECURITIES (Cost $7,786,609,239)		12,984,175,163

	Shares	Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund	35,289,077	$408,188,758

TOTAL INVESTMENTS — (100.0%) (Cost $8,194,797,997)		$13,392,363,921

As of October 31, 2025, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,140	12/19/25	$387,620,342	$391,818,000	$4,197,658

Total Futures Contracts			$387,620,342	$391,818,000	$4,197,658

As of October 31, 2025, the value of Rule 144A securities amounted to $368,235,098 or 2.7% of net assets.

Summary of the Portfolio’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$74,273	$1,000,177,311	$6,858	$1,000,258,442
Austria	—	114,371,399	—	114,371,399
Belgium	1,867,182	195,647,658	—	197,514,840
Canada	1,374,017,991	674,599	7,582	1,374,700,172
China	49,459,758	—	—	49,459,758
Denmark	—	476,197,410	—	476,197,410
Finland	—	318,953,680	—	318,953,680
France	—	455,958,382	—	455,958,382
Germany	7,013,004	505,340,133	—	512,353,137
Hong Kong	—	233,049,533	166,163	233,215,696
Ireland	—	14,973,023	—	14,973,023
Israel	355,472	154,443,585	—	154,799,057
Italy	6,798,140	793,728,095	—	800,526,235
Japan	—	3,451,161,146	—	3,451,161,146
Netherlands	7,660,295	312,168,379	—	319,828,674
New Zealand	—	11,374,219	—	11,374,219

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$95,767,073	—	$95,767,073
Portugal	—	76,822,162	—	76,822,162
Singapore	—	91,242,868	—	91,242,868
Spain	—	503,935,357	—	503,935,357
Sweden	$587,952	387,795,031	—	388,382,983
Switzerland	—	758,292,205	—	758,292,205
United Kingdom	—	1,501,954,715	—	1,501,954,715
United States	63,330,801	2,485,886	—	65,816,687
Preferred Stocks
Germany	—	16,203,375	—	16,203,375
Rights/Warrants
Germany	—	101,398	—	101,398
Hong Kong	—	11,070	—	11,070
Italy	—	—	—	—
Securities Lending Collateral	—	408,188,758	—	408,188,758

Total Investments in Securities	$1,511,164,868	$11,881,018,450	$180,603<>	$13,392,363,921

Financial Instruments
Assets
Futures Contracts**	4,197,658	—	—	4,197,658

Total Financial Instruments	$4,197,658	—	—	$4,197,658

** Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (6.0%)
#*	29Metals Ltd.	227,712	$70,689
#	Accent Group Ltd.	268,095	224,444
#	Acrow Ltd.	298,316	220,420
	Adairs Ltd.	180,862	240,073
#*	Ainsworth Game Technology Ltd.	31,523	21,047
*	Alkane Resources Ltd.	676,806	439,633
#	Alliance Aviation Services Ltd.	25,446	42,123
	ALS Ltd.	22,122	313,971
*	AMA Group Ltd.	1,631,466	98,070
	Amotiv Ltd.	73,364	427,352
	AMP Ltd.	1,395,553	1,628,192
*	Amplitude Energy Ltd.	2,184,771	343,126
#	Ampol Ltd.	59,470	1,194,731
	Ansell Ltd.	60,760	1,451,568
	ANZ Group Holdings Ltd.	120,660	2,890,012
	Arafura Rare Earths Ltd.	61,012	11,377
*	Arafura Rare Earths Ltd. (ARU AU)	329,810	61,390
	ARB Corp. Ltd.	26,474	622,328
	Aristocrat Leisure Ltd.	61,709	2,553,218
	ARN Media Ltd.	200,589	69,321
	ASX Ltd.	1,336	49,294
	AUB Group Ltd.	17,803	430,039
*	Aurelia Metals Ltd.	1,614,979	258,832
	Aurizon Holdings Ltd.	510,738	1,145,837
	Aussie Broadband Ltd.	105,298	409,658
*	Austal Ltd.	314,822	1,395,968
#	Austin Engineering Ltd.	207,907	35,999
#*	Australian Agricultural Co. Ltd.	178,748	167,288
	Australian Clinical Labs Ltd.	42,658	72,473
#	Australian Ethical Investment Ltd.	58,005	265,158
#	Australian Finance Group Ltd.	201,786	314,182
#*	Australian Strategic Materials Ltd.	85,552	56,608
#	Autosports Group Ltd.	17,198	46,342
††	AVZ Minerals Ltd.	100,493	10,537
*	Baby Bunting Group Ltd.	93,158	166,812

		Shares	Value»
AUSTRALIA — (Continued)
	Bank of Queensland Ltd.	275,368	$1,235,550
	Bapcor Ltd.	218,927	361,619
*	BCI Minerals Ltd.	42,012	10,587
	Beach Energy Ltd.	1,185,213	963,029
#	Beacon Lighting Group Ltd.	76,001	138,894
	Bega Cheese Ltd.	282,359	980,001
	Bell Financial Group Ltd.	78,973	65,354
	Bendigo & Adelaide Bank Ltd.	146,622	1,212,853
	BHP Group Ltd. (BHP AU)	731,636	20,857,623
#	BHP Group Ltd. (BHP US), Sponsored ADR	13,221	754,258
#	Bisalloy Steel Group Ltd.	14,762	47,929
	BlueScope Steel Ltd.	226,025	3,381,585
#*	Boss Energy Ltd.	173,397	225,037
	Brambles Ltd.	435,330	7,073,923
	Bravura Solutions Ltd.	268,444	505,245
#	Breville Group Ltd.	20,925	406,013
	Capral Ltd.	24,627	181,897
*	Capricorn Metals Ltd.	187,647	1,580,017
	CAR Group Ltd.	1,367	31,919
*	Carnarvon Energy Ltd.	146,252	9,180
	Cedar Woods Properties Ltd.	46,202	273,097
*	Centrebet International Ltd.	6,648	0
	Challenger Ltd.	441,287	2,686,090
#	Champion Iron Ltd.	141,084	510,229
#	Civmec Australia Ltd.	180,389	160,107
	Cleanaway Waste Management Ltd.	1,023,146	1,705,623
*	Coast Entertainment Holdings Ltd.	219,442	64,662
#	Cobram Estate Olives Ltd.	44,506	98,894
	Cochlear Ltd.	3,417	641,507
	Codan Ltd.	41,367	979,611
	Coles Group Ltd.	309,984	4,470,761
	Collins Foods Ltd.	167,927	1,174,519
	Commonwealth Bank of Australia	65,683	7,369,961
	Computershare Ltd.	98,078	2,343,040
#	Corporate Travel Management Ltd.	18,446	193,952

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Credit Corp. Group Ltd.	82,335	$772,404
	Data#3 Ltd.	128,978	742,706
#*	Deep Yellow Ltd.	18,066	21,173
	Deterra Royalties Ltd.	98,966	263,845
*	Develop Global Ltd.	12,805	29,731
	Dicker Data Ltd.	30,384	203,382
#	Domino’s Pizza Enterprises Ltd.	7,108	85,122
	Downer EDI Ltd.	464,048	2,343,916
#	Duratec Ltd.	85,926	119,701
	Dyno Nobel Ltd.	871,995	1,835,004
#	Eagers Automotive Ltd.	72,117	1,604,844
*††	Elanor Investor Group	45,594	4,594
#	Elders Ltd.	231,763	1,074,914
*	Electro Optic Systems Holdings Ltd.	19,461	78,937
*	Emeco Holdings Ltd.	364,605	285,991
*	Emerald Resources NL	148,439	460,980
#*	EML Payments Ltd.	88,850	56,084
	Enero Group Ltd.	57,599	25,572
	EQT Holdings Ltd.	14,497	237,909
	Evolution Mining Ltd.	611,015	4,323,887
	EVT Ltd.	75,853	716,707
#	Fenix Resources Ltd.	576,517	198,013
	Fiducian Group Ltd.	1,933	15,352
*	FleetPartners Group Ltd.	251,379	480,228
	Fleetwood Ltd.	80,117	154,604
#	Flight Centre Travel Group Ltd.	11,355	91,346
	Fortescue Ltd.	161,413	2,244,807
	G8 Education Ltd.	946,251	498,030
	Generation Development Group Ltd.	35,355	165,469
	GR Engineering Services Ltd.	58,500	140,078
	GrainCorp Ltd., Class A	248,015	1,434,526
	Grange Resources Ltd.	367,733	64,965
	GWA Group Ltd.	169,863	274,441
	Hansen Technologies Ltd.	132,575	483,623
	Harvey Norman Holdings Ltd.	251,673	1,189,430
	Healius Ltd.	709,320	412,855
	Helia Group Ltd.	399,142	1,407,766
	Helloworld Travel Ltd.	19,262	23,930
	Horizon Oil Ltd.	293,270	39,354
	HUB24 Ltd.	13,372	996,429

		Shares	Value»
AUSTRALIA — (Continued)
	Humm Group Ltd.	250,731	$99,121
#	IDP Education Ltd.	3,735	13,691
*	IGO Ltd.	209,323	733,972
	Iluka Resources Ltd.	237,158	1,072,231
	Imdex Ltd.	336,475	756,422
	Infomedia Ltd.	256,994	283,174
*	Insignia Financial Ltd.	260,215	771,270
	Insurance Australia Group Ltd.	511,133	2,627,653
#	Integral Diagnostics Ltd.	203,995	344,985
#	IPD Group Ltd.	15,353	36,967
	IRESS Ltd.	22,272	128,961
	IVE Group Ltd.	130,143	237,282
#*	James Hardie Industries PLC (JHX AU), CDI	26,284	553,560
	JB Hi-Fi Ltd.	53,059	3,629,572
*	Judo Capital Holdings Ltd.	433,224	478,207
#	Jupiter Mines Ltd.	724,120	123,119
#	Karoon Energy Ltd.	96,988	102,079
#*	Kelly Partners Group Holdings Ltd.	11,361	70,953
	Kelsian Group Ltd.	20,164	64,197
*	Kingston Resources Ltd.	128,301	10,070
#	L1 Group Ltd.	70,109	51,797
	Lendlease Corp. Ltd.	10,932	39,644
#	Lifestyle Communities Ltd.	24,906	84,291
	Lottery Corp. Ltd.	547,387	1,968,960
	Lovisa Holdings Ltd.	28,462	673,370
#	Lycopodium Ltd.	17,864	147,129
*	Lynas Rare Earths Ltd.	19,443	193,834
	MA Financial Group Ltd.	10,560	66,457
#	Maas Group Holdings Ltd.	4,010	12,442
	Macmahon Holdings Ltd.	1,350,407	414,674
	Macquarie Group Ltd.	10,507	1,498,671
#*	Macquarie Technology Group Ltd.	5,943	257,077
#	Mader Group Ltd.	8,058	46,781
	Magellan Financial Group Ltd.	188,146	1,182,569
*	Mayne Pharma Group Ltd.	35,426	98,401
	McMillan Shakespeare Ltd.	37,447	421,487
	Medibank Pvt Ltd.	415,793	1,326,999

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Mesoblast Ltd. (MSB AU)	98,564	$161,083
*	Metals X Ltd.	1,244,738	686,769
	Metcash Ltd.	848,244	2,112,911
#*	Metro Mining Ltd.	1,754,911	83,690
*	Mineral Resources Ltd.	18,140	572,906
	Monadelphous Group Ltd.	94,730	1,439,824
	Monash IVF Group Ltd.	103,475	46,761
	MotorCycle Holdings Ltd.	14,248	35,112
#*	Mount Gibson Iron Ltd.	409,076	96,322
#	Myer Holdings Ltd.	1,560,261	402,745
	MyState Ltd.	164,673	479,018
	National Australia Bank Ltd.	213,086	6,075,093
	Navigator Global Investments Ltd.	264,226	430,251
	Netwealth Group Ltd.	68,493	1,378,624
#	New Hope Corp. Ltd.	361,318	980,614
#*	NEXTDC Ltd.	21,939	225,553
	nib holdings Ltd.	229,822	1,132,699
#	Nick Scali Ltd.	64,145	1,065,565
#	Nickel Industries Ltd.	650,421	314,180
	Nine Entertainment Co. Holdings Ltd.	709,775	538,531
	Northern Star Resources Ltd.	269,589	4,347,077
	NRW Holdings Ltd.	502,936	1,593,514
*	Nufarm Ltd.	155,031	210,835
	Objective Corp. Ltd.	1,566	18,907
*	Omni Bridgeway Ltd.	95,069	99,130
#	oOh!media Ltd.	616,449	554,181
	Orica Ltd.	175,440	2,550,957
	Origin Energy Ltd.	78,122	626,056
	Orora Ltd.	28,317	37,249
	Pacific Current Group Ltd.	51,154	344,073
#*	Paladin Energy Ltd.	13,600	84,262
*	Pantoro Gold Ltd.	59,178	197,638
	Peet Ltd.	288,046	360,270
#*	Peninsula Energy Ltd.	45,926	17,699
#	Pepper Money Ltd.	100,354	146,400
	Perenti Ltd.	1,146,997	2,031,502
	Perpetual Ltd.	39,575	496,388
	Perseus Mining Ltd.	1,502,020	4,767,364
*	PEXA Group Ltd.	8,059	79,795
#*	Pilbara Minerals Ltd.	173,979	374,365
	Pinnacle Investment Management Group Ltd.	5,020	64,644

		Shares	Value»
AUSTRALIA — (Continued)
	Premier Investments Ltd.	48,168	$560,713
	Pro Medicus Ltd.	19,738	3,389,111
#	Propel Funeral Partners Ltd.	27,169	89,131
	QBE Insurance Group Ltd.	269,671	3,498,866
	Qube Holdings Ltd.	154,964	444,117
#	Ramelius Resources Ltd.	1,305,980	2,825,341
#	Ramsay Health Care Ltd.	3,539	74,248
	REA Group Ltd.	4,700	654,884
#*	ReadyTech Holdings Ltd.	22,182	31,782
#	Reece Ltd.	20,461	156,196
	Regis Resources Ltd.	1,107,573	4,649,595
	Reliance Worldwide
	Corp. Ltd.	359,173	973,907
*	Resolute Mining Ltd.	2,578,369	1,604,772
	Ridley Corp. Ltd.	269,883	522,776
	Rio Tinto Ltd.	46,130	4,005,295
*	RPMGlobal Holdings Ltd.	81,932	260,849
*	Sandfire Resources Ltd.	393,692	4,169,793
	Santos Ltd.	975,261	4,027,960
	SEEK Ltd.	9,124	161,468
*	Select Harvests Ltd.	95,547	242,866
	ServCorp Ltd.	44,491	214,813
	Service Stream Ltd.	626,740	929,802
	SGH Ltd.	49,193	1,558,710
	Shaver Shop Group Ltd.	136,824	126,292
#	Sigma Healthcare Ltd.	1,004,811	2,042,845
#*	Silver Mines Ltd.	23,162	2,570
#	Sims Ltd. (SGM AU)	99,760	1,040,685
	SmartGroup Corp. Ltd.	69,278	370,344
	Solvar Ltd.	175,468	179,469
	Sonic Healthcare Ltd.	28,743	397,820
	South32 Ltd. (S32 AU)	652,522	1,349,472
	Southern Cross Electrical Engineering Ltd.	255,305	410,434
#	Southern Cross Media Group Ltd.	216,485	119,568
*††	SpeedCast International Ltd.	198,889	0
	SRG Global Ltd.	584,627	1,051,266
#*	St Barbara Ltd.	761,041	256,118

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Stanmore Resources Ltd.	219,017	$307,813
	Steadfast Group Ltd.	136,229	499,050
	Suncorp Group Ltd.	229,899	2,951,191
	Super Retail Group Ltd.	160,643	1,678,936
*	Superloop Ltd.	199,793	407,614
#*	Syrah Resources Ltd.	333,531	74,141
	Tabcorp Holdings Ltd.	1,217,691	846,162
	Technology One Ltd.	95,715	2,305,203
	Telstra Group Ltd. (TLS AU)	373,408	1,192,977
*	Temple & Webster Group Ltd.	1,595	24,789
	Ten Sixty Four Ltd.	189,882	13,666
	TPG Telecom Ltd.	62,307	225,383
*	Tuas Ltd.	17,051	78,478
*	Tyro Payments Ltd.	89,839	65,200
*	Vault Minerals Ltd.	3,893,060	1,850,812
	Ventia Services Group Pty. Ltd.	450,729	1,688,233
Ω	Viva Energy Group Ltd.	651,723	782,285
#	Vulcan Steel Ltd.	17,806	84,404
*	Vysarn Ltd.	40,546	17,091
#	Washington H Soul Pattinson & Co. Ltd.	47,459	1,166,128
*	WEB Travel Group Ltd.	51,791	141,301
	Wesfarmers Ltd.	116,165	6,375,841
*	West African
	Resources Ltd.	1,368,888	1,130,633
	Westgold Resources Ltd.	647,422	2,238,281
	Westpac Banking Corp.	144,961	3,668,160
#	Whitehaven Coal Ltd.	572,267	2,689,713
	WiseTech Global Ltd.	1,620	73,065
	Woodside Energy Group Ltd. (WDS AU)	158,335	2,565,889
	Worley Ltd.	117,573	1,098,013
*	Xero Ltd.	3,203	303,020
#	XRF Scientific Ltd.	64,487	88,051
#	Yancoal Australia Ltd.	229,976	836,775

TOTAL AUSTRALIA			243,790,129

AUSTRIA — (0.7%)
*	Addiko Bank AG	8,740	212,335
	Agrana Beteiligungs AG	8,215	114,057
	ANDRITZ AG	32,599	2,464,674

		Shares	Value»
AUSTRIA — (Continued)
*	AT&S Austria Technologie & Systemtechnik AG	18,600	$690,446
Ω	BAWAG Group AG	23,691	3,061,617
	DO & Co. AG	5,776	1,377,846
	Erste Group Bank AG	34,137	3,536,213
*	Eurotelesites AG	23,962	133,687
	EVN AG	24,912	726,982
*	Immofinanz AG (IIA AV)	7,951	0
*	Lenzing AG	11,372	340,192
	Mayr Melnhof Karton AG	1,052	95,862
	Oberbank AG	1,137	99,610
	Oesterreichische Post AG	9,879	341,497
	OMV AG	60,881	3,332,999
	Palfinger AG	11,034	413,348
	Porr AG	23,162	735,103
	Raiffeisen Bank International AG	83,542	3,114,460
	SBO AG	1,811	60,039
	Semperit AG Holding	3,752	56,233
	Strabag SE (STR AV)	2,516	196,840
	Telekom Austria AG	83,736	890,519
*	UBM Development AG	653	18,062
	UNIQA Insurance Group AG	71,312	1,047,671
	Verbund AG	2,487	191,947
	Vienna Insurance Group AG Wiener Versicherung Gruppe	23,493	1,205,002
	voestalpine AG	45,346	1,614,590
	Wienerberger AG	59,490	1,765,939
	Zumtobel Group AG	20,502	88,238

TOTAL AUSTRIA			27,926,008

BELGIUM — (1.6%)
	Ackermans & van Haaren NV	15,891	3,957,615
	Ageas SA	110,156	7,290,065
*	AGFA-Gevaert NV	94,352	90,303
	Anheuser-Busch InBev SA (ABI BB)	83,775	5,108,365
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	3,763	229,167
*	Argenx SE (ARGX BB)	66	54,019
*	Atenor	3,530	11,264
	Barco NV	23,775	339,076

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Bekaert SA	42,706	$1,783,949
*	bpost SA	40,483	98,220
	Cie d’Entreprises CFE	8,983	92,726
*	CMB Tech NV	27,553	267,264
	Colruyt Group NV	47,123	1,759,856
	Deceuninck NV	95,050	226,238
	Deme Group NV	6,977	1,054,132
	Econocom Group SA NV	117,613	231,845
	EVS Broadcast Equipment SA	9,610	401,807
	Fagron	45,161	1,073,134
*	Galapagos NV (GLPG BB)	31,943	1,012,525
*	Galapagos NV (GLPG NA)	28,000	891,457
	Gimv NV	21,565	1,164,470
	KBC Group NV	137,693	16,565,763
	Kinepolis Group NV	5,948	203,983
#	Lotus Bakeries NV	202	1,762,380
	Melexis NV	7,283	524,179
#*	Ontex Group NV	62,857	459,483
*	Orange Belgium SA	6,976	153,560
	Proximus SADP	315,368	2,708,937
	Recticel SA	27,025	266,235
	Sipef NV	4,993	448,958
	Solvay SA	72,824	2,235,164
	Syensqo SA	62,197	5,134,131
	Tessenderlo Group SA	26,345	795,828
	UCB SA	18,616	4,786,955
	Umicore SA	10,808	205,812
	Van de Velde NV	2,440	85,083
	VGP NV	10,458	1,208,172
	Viohalco SA	29,708	291,081

TOTAL BELGIUM			64,973,201

BRAZIL — (0.0%)
*	Aura Minerals, Inc.	4,600	148,718

CANADA — (11.4%)
*	5N Plus, Inc.	66,274	947,885
	Acadian Timber Corp.	8,376	85,578
*	ACT Energy Technologies Ltd.	17,600	66,507
#	ADENTRA, Inc.	21,558	540,583
#	ADF Group, Inc.	19,843	101,723
*	Advantage Energy Ltd.	164,703	1,307,008
	Aecon Group, Inc.	73,109	1,611,729
	AG Growth International, Inc.	2,004	51,552

		Shares	Value»
CANADA — (Continued)
	AGF Management Ltd., Class B	71,437	$712,053
	Agnico Eagle Mines Ltd. (AEM CN)	22,158	3,563,789
#	Agnico Eagle Mines Ltd. (AEM US)	15,606	2,509,607
#*	Aimia, Inc.	62,327	123,761
*	Air Canada	66,800	878,252
#	AirBoss of America Corp.	8,831	29,152
	Alamos Gold, Inc. (AGI CN), Class A	86,763	2,674,865
	Algoma Central Corp.	4,796	59,499
	Alimentation Couche-Tard, Inc.	67,822	3,446,831
*	Allied Gold Corp.	9,002	136,967
	AltaGas Ltd.	90,505	2,656,655
	Altius Minerals Corp.	7	189
	Altus Group Ltd.	66	2,711
	Amerigo Resources Ltd.	110,614	241,331
	Andlauer Healthcare Group, Inc.	13,055	506,358
	Andrew Peller Ltd., Class A	7,400	26,275
	ARC Resources Ltd.	333,794	6,156,817
*	Aritzia, Inc.	53,652	3,747,664
*	Athabasca Oil Corp.	764,419	3,755,194
	AtkinsRealis Group, Inc.	16,401	1,156,624
*	ATS Corp. (ATS CN)	2,758	75,864
*	AutoCanada, Inc.	22,525	406,158
	B2Gold Corp. (BTG US)	601,232	2,639,408
	B2Gold Corp. (BTO CN)	539,008	2,359,637
	Badger Infrastructure Solutions Ltd.	27,487	1,442,208
	Bank of Montreal (BMO CN)	4,685	581,988
#	Bank of Montreal (BMO US)	58,550	7,270,739
#	Bank of Nova Scotia (BNS CN)	1,321	86,641
	Bank of Nova Scotia (BNS US)	43,518	2,854,781
	Barrick Mining Corp.	45,774	1,501,387
	Barrick Mining Corp. (B US)	194,700	6,386,160
	Birchcliff Energy Ltd.	323,481	1,508,371
#	Bird Construction, Inc.	62,574	1,343,787
	Black Diamond Group Ltd.	53,397	569,167

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Boralex, Inc., Class A	9,723	$195,216
	Boyd Group, Inc.	5,348	854,239
#	BRP, Inc. (DOO CN)	4,900	307,370
*	CAE, Inc. (CAE CN)	175	4,914
*	CAE, Inc. (CAE US)	11,892	333,690
*	Calfrac Well Services Ltd.	9,828	21,442
	Calian Group Ltd.	6,388	230,005
	Canaccord Genuity Group, Inc.	97,194	814,942
*	Canada Goose Holdings, Inc. (GOOS US)	28,406	395,696
*	Canada Packers, Inc.	8,586	102,416
	Canadian Imperial Bank of Commerce (CM CN)	36,572	3,030,218
	Canadian Imperial Bank of Commerce (CM US)	53,924	4,468,682
	Canadian Natural Resources Ltd. (CNQ US)	238,383	7,633,024
	Canadian Pacific Kansas City Ltd. (CP CN)	5,103	367,221
	Canadian Pacific Kansas City Ltd. (CP US)	3,549	255,351
#	Canadian Tire Corp. Ltd., Class A	19,589	2,246,544
#*	Canfor Corp.	94,268	822,001
*	Capstone Copper Corp.	195,092	1,741,508
#	Cardinal Energy Ltd.	249,453	1,419,295
#	Cargojet, Inc.	1,500	87,419
	Cascades, Inc.	91,906	728,014
	CCL Industries, Inc., Class B	26,567	1,482,016
*	Celestica, Inc. (CLS CN)	21,177	7,290,819
*	Celestica, Inc. (CLS US)	40,104	13,815,026
	Cenovus Energy, Inc. (CVE CN)	851	14,380
#	Cenovus Energy, Inc. (CVE US)	452,224	7,651,630
	Centerra Gold, Inc.	361,362	4,233,127
	CES Energy Solutions Corp.	277,595	1,902,027
	CGI, Inc. (GIB US)	10,175	885,225
	CGI, Inc. (GIBA CN)	14,980	1,303,667
*††	Chesswood Group Ltd.	4,397	1,066

		Shares	Value»
CANADA — (Continued)
*	Cipher Pharmaceuticals, Inc.	100	$1,055
	Cogeco Communications, Inc.	30,138	1,372,224
	Cogeco, Inc.	24,502	1,024,243
	Colliers International Group, Inc. (CIGI CN)	34	5,424
	Computer Modelling Group Ltd.	20,352	77,197
*	Conifex Timber, Inc.	7,656	1,283
	Constellation Software, Inc.	1,992	5,242,331
#*	Cronos Group, Inc. (CRON US)	203,179	509,979
	Definity Financial Corp.	37,708	1,754,267
*	Denison Mines Corp. (DML CN)	39	124
	dentalcorp Holdings Ltd.	195	1,515
	Dexterra Group, Inc.	21,771	165,156
*	Docebo, Inc.	2,415	60,523
	Dollarama, Inc.	66,512	8,645,540
	Doman Building Materials Group Ltd.	86,605	548,324
	Dominion Lending Centres, Inc.	6,600	51,763
*	Dorel Industries, Inc., Class B	8,818	11,317
	DPM Metals, Inc.	227,803	4,872,618
	DREAM Unlimited Corp., Class A	24,324	322,401
	Dynacor Group, Inc.	39,406	127,556
#	ECN Capital Corp.	7,000	13,925
	E-L Financial Corp. Ltd.	97,700	1,132,653
*	Eldorado Gold Corp. (EGO US)	64,527	1,654,472
*	Eldorado Gold Corp. (ELD CN)	67,605	1,732,833
	Element Fleet Management Corp.	140,093	3,778,630
	Empire Co. Ltd., Class A	88,526	3,007,568
	Endeavour Mining PLC	114,390	4,582,788
	Enerflex Ltd. (EFX CN)	137,475	1,730,016

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Enerflex Ltd. (EFXT US)	27,196	$342,398
#*	Energy Fuels, Inc.	615	12,638
	Enghouse Systems Ltd.	6,152	91,279
*	Ensign Energy Services, Inc.	214,118	392,345
#	EQB, Inc.	27,013	1,723,185
*	Equinox Gold Corp. (EQX CN)	51,129	561,759
#*	Equinox Gold Corp. (EQX US)	78,755	863,942
#*	ERO Copper Corp. (ERO CN)	23,172	494,814
*	ERO Copper Corp. (ERO US)	12,798	273,237
	Evertz Technologies Ltd.	4,956	45,300
#	Exchange Income Corp.	19,417	1,063,778
	Exco Technologies Ltd.	9,617	44,843
	Extendicare, Inc.	50,936	583,246
	Fairfax Financial Holdings Ltd.	7,030	11,413,456
#	Fiera Capital Corp.	13,807	61,920
	Finning International, Inc.	106,909	5,781,646
*	Firan Technology Group Corp.	15,800	123,016
	Firm Capital Mortgage Investment Corp.	18,700	156,261
#	First Majestic Silver Corp. (AG US)	10	128
*	First Quantum Minerals Ltd.	90,032	1,869,261
	FirstService Corp. (FSV CN)	3,019	480,569
*	Foraco International SA	56,346	83,160
*	Fortuna Mining Corp. (FSM US)	471,388	3,898,379
*	Fortuna Mining Corp. (FVI CN)	170,249	1,406,857
	Franco-Nevada Corp. (FNV CN)	58	10,834
	Franco-Nevada Corp. (FNV US)	2,083	388,750
#	Freehold Royalties Ltd.	117,742	1,191,230
*	Galiano Gold, Inc.	36,893	88,382
	Gamehost, Inc.	7,582	63,573

		Shares	Value»
CANADA — (Continued)
*	GDI Integrated Facility Services, Inc.	1,200	$25,240
	George Weston Ltd.	42,090	2,559,221
	Gibson Energy, Inc.	78,274	1,334,378
#	Gildan Activewear, Inc. (GIL CN)	4,746	276,764
#	Gildan Activewear, Inc. (GIL US)	57,447	3,348,586
#	goeasy Ltd.	9,293	1,117,439
	Great-West Lifeco, Inc.	4,428	187,722
	Guardian Capital Group Ltd., Class A	33	1,575
*	Haivision Systems, Inc.	16,200	59,253
	Hammond Manufacturing Co. Ltd., Class A	2,800	22,399
	Hammond Power Solutions, Inc.	14,679	2,239,711
	Headwater Exploration, Inc.	188,401	994,023
	High Liner Foods, Inc.	17,697	213,997
	Hudbay Minerals, Inc. (HBM CN)	274,139	4,393,885
	Hudbay Minerals, Inc. (HBM US)	162,231	2,595,696
	iA Financial Corp., Inc.	60,848	7,182,628
*	IAMGOLD Corp. (IAG US)	233,600	2,705,088
*	IAMGOLD Corp. (IMG CN)	372,351	4,311,419
	IGM Financial, Inc.	18,591	715,115
*	Imperial Metals Corp.	51,327	250,679
#	Imperial Oil Ltd. (IMO CN)	894	79,071
	Imperial Oil Ltd. (IMO US)	31,444	2,773,675
	Information Services Corp.	7,900	209,026
#	InPlay Oil Corp.	1,350	11,560
	Intact Financial Corp.	11,756	2,192,950
*	Interfor Corp.	47,102	265,642
*	Ivanhoe Mines Ltd., Class A	3	30
Ω	Jamieson Wellness, Inc.	3,209	79,667
*	K92 Mining, Inc.	81,702	1,086,409
	K-Bro Linen, Inc.	8,518	228,657
*	Kelt Exploration Ltd.	216,412	1,029,172
	Keyera Corp.	70,498	2,081,439

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Kinross Gold Corp. (K CN)	607,485	$14,128,666
	Kinross Gold Corp. (KGC US)	249,533	5,799,147
*	Kiwetinohk Energy Corp.	6,600	115,478
*	Knight Therapeutics, Inc.	55,268	230,127
*	Kolibri Global Energy, Inc.	20,937	90,463
#	Labrador Iron Ore Royalty Corp.	6,651	137,236
*	Laramide Resources Ltd.	89,504	45,309
	Lassonde Industries, Inc., Class A	2,803	436,413
	Laurentian Bank of Canada	22,759	540,355
	Leon’s Furniture Ltd.	29,274	609,671
*	Lightspeed Commerce, Inc. (LSPD US)	3,913	46,956
*††	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	42,622	2,308,040
*	Lithium Americas Corp.	2	11
	Loblaw Cos. Ltd.	27,095	1,076,846
*	Lucara Diamond Corp.	281,721	36,155
	Lundin Gold, Inc.	58,414	3,971,177
	Lundin Mining Corp.	328,016	5,276,133
	Magellan Aerospace Corp.	13,593	166,987
	Magna International, Inc. (MG CN)	7,174	338,918
	Magna International, Inc. (MGA US)	82,627	3,900,821
*	Major Drilling Group International, Inc.	78,468	690,941
	Manulife Financial Corp. (MFC US)	2,156	69,790
	Maple Leaf Foods, Inc.	42,930	825,206
	Martinrea International, Inc.	86,554	624,524
*	Mattr Corp.	21,640	168,794
	McCoy Global, Inc.	4,400	11,043
*	MDA Space Ltd.	10,566	206,265
*	Medexus Pharmaceuticals, Inc.	5,900	11,779

		Shares	Value»
CANADA — (Continued)
	Medical Facilities Corp.	17,182	$177,020
	Melcor Developments Ltd.	6,653	69,967
	Meren Energy, Inc.	251,177	325,936
	Methanex Corp. (MEOH US)	20,048	788,287
#	Methanex Corp. (MX CN)	29,109	1,145,640
	Metro, Inc.	27,751	1,849,826
	MTY Food Group, Inc.	2,360	56,954
#	Mullen Group Ltd.	131,324	1,320,216
	National Bank of Canada	83,447	9,323,094
	Neo Performance Materials, Inc.	19,156	264,145
*	New Gold, Inc. (NGD CN)	904,927	6,664,929
*	NFI Group, Inc.	145	1,482
	North American Construction Group Ltd. (NOA CN)	10,246	159,547
#	North American Construction Group Ltd. (NOA US)	13,486	210,112
	North West Co., Inc.	48,708	1,580,132
#	Northland Power, Inc.	192,394	3,515,781
#	Nutrien Ltd. (NTR US)	107,330	5,844,133
*	NuVista Energy Ltd.	284,789	3,386,889
#*	Obsidian Energy Ltd. (OBE CN)	36,409	206,375
*	Obsidian Energy Ltd. (OBE US)	28,131	159,503
	OceanaGold Corp.	233,095	5,213,489
	Onex Corp.	29,369	2,554,645
	Open Text Corp. (OTEX CN)	4,642	178,094
	Open Text Corp. (OTEX US)	62,206	2,385,600
	OR Royalties, Inc. (OR CN)	339	10,877
*††	Orbite Technologies, Inc.	121,500	0
*	Organigram Global, Inc.	35,175	56,930
	Pan American Silver Corp. (PAAS CN)	50,331	1,772,742
#	Paramount Resources Ltd., Class A	150,669	2,470,773
	Parex Resources, Inc.	126,477	1,617,766
	Parkland Corp.	75,641	2,155,085

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Pason Systems, Inc.	45,902	$391,094
	Pembina Pipeline Corp. (PPL CN)	1,774	67,112
#	Peyto Exploration & Development Corp.	286,997	4,180,492
	PHX Energy Services Corp.	31,891	173,263
	Pizza Pizza Royalty Corp.	24,680	272,922
*	PMET Resources, Inc.	41,271	110,935
	Polaris Renewable Energy, Inc.	29,223	271,280
#	Pollard Banknote Ltd.	1,552	22,419
#	PrairieSky Royalty Ltd.	17,631	316,530
*	Precision Drilling Corp. (PD CN)	5,115	306,829
*	Precision Drilling Corp. (PDS US)	11,961	716,607
	Premium Brands Holdings Corp.	2,573	177,398
#	Propel Holdings, Inc.	7,000	127,368
*	Quarterhill, Inc.	96,378	74,901
	Quebecor, Inc., Class B	89,600	2,858,154
*	Questerre Energy Corp., Class A	25,060	5,539
	RB Global, Inc. (RBA US)	9,358	928,501
*	Real Matters, Inc.	29	152
	Restaurant Brands International, Inc. (QSR US)	30,600	2,010,114
	Richelieu Hardware Ltd.	28,311	776,128
	Rogers Communications, Inc. (RCI US), Class B	70,616	2,763,910
#	Rogers Communications, Inc. (RCIB CN), Class B	1,176	46,024
	Rogers Sugar, Inc.	82,390	363,032
	Royal Bank of Canada (RY CN)	63,580	9,314,308
	Royal Bank of Canada (RY US)	32,014	4,690,051
	Russel Metals, Inc.	69,280	2,144,269
*	Sangoma Technologies Corp.	15,903	83,566
	Saputo, Inc.	4,600	111,150

		Shares	Value»
CANADA — (Continued)
	Savaria Corp.	26,571	$416,975
	Secure Waste Infrastructure Corp.	175,502	2,191,035
	Sienna Senior Living, Inc.	99	1,351
*	SNDL, Inc.	23,678	50,908
*	Source Energy Services Ltd.	5,600	49,150
	South Bow Corp.	38,656	1,002,351
*	Spartan Delta Corp.	40,148	179,765
	Sprott, Inc. (SII CN)	86	7,049
*	SSR Mining, Inc. (SSRM CN)	63,335	1,431,934
	Stantec, Inc. (STN CN)	2,317	256,587
	Stella-Jones, Inc.	50,198	2,849,284
*Ω	STEP Energy Services Ltd.	11,760	45,864
	Strathcona Resources Ltd.	1,162	30,660
	Sun Life Financial, Inc. (SLF CN)	80,322	4,885,580
	Sun Life Financial, Inc. (SLF US)	29,319	1,784,354
	Suncor Energy, Inc. (SU US)	336,590	13,399,648
#	Superior Plus Corp.	353,833	2,013,181
	Supremex, Inc.	17,058	44,757
	Surge Energy, Inc.	77,066	364,297
	Sylogist Ltd.	8,284	39,868
#	Tamarack Valley Energy Ltd.	818,362	3,635,090
*	Taseko Mines Ltd. (TKO CN)	1,276	5,777
	TC Energy Corp. (TRP CN)	3,461	173,673
	TC Energy Corp. (TRP US)	9,644	483,743
	Teck Resources Ltd. (TECK US), Class B	102,972	4,419,558
	Teck Resources Ltd. (TECK/A CN), Class A	1,200	51,635
	Teck Resources Ltd. (TECKB CN), Class B	4,996	214,331
	TELUS Corp.	30,874	451,482
#	TerraVest Industries, Inc.	7,833	758,308
	TFI International, Inc. (TFII CN)	11,970	1,075,683
	TFI International, Inc. (TFII US)	2,101	188,523

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Thomson Reuters Corp. (TRI CN)	24	$3,676
	Timbercreek Financial Corp.	38,200	180,848
	TMX Group Ltd.	205	7,561
#	Topaz Energy Corp.	21,164	375,732
*	Torex Gold Resources, Inc.	102,851	4,248,840
	Toromont Industries Ltd.	14,333	1,722,045
	Toronto-Dominion Bank (TD CN)	49,533	4,067,035
	Toronto-Dominion Bank (TD US)	45,361	3,725,499
	Total Energy Services, Inc.	58,569	588,802
	Tourmaline Oil Corp.	122,751	5,399,113
#	TransAlta Corp.	68,543	1,211,155
	TransAlta Corp.	66,278	1,171,460
	Transcontinental, Inc., Class A	128,293	1,801,069
*††	Trevali Mining Corp.	33,236	0
	Trican Well Service Ltd.	353,067	1,321,594
	Triple Flag Precious Metals Corp. (TFPM CN)	33	916
*	Trisura Group Ltd. (TSU CN)	2,884	79,474
*	Valeura Energy, Inc.	21,230	100,811
	Velan, Inc.	200	2,339
#	Vermilion Energy, Inc. (VET CN)	58	434
	Vermilion Energy, Inc. (VET US)	56,684	423,429
	VersaBank (VBNK CN)	3,600	42,967
	VersaBank (VBNK US)	2,787	33,082
*††	Victoria Gold Corp./Vancouver	2,102	135
*	Viemed Healthcare, Inc.	23,412	151,242
	Wajax Corp.	29,639	525,558
	Waste Connections, Inc. (WCN US)	4,032	676,086
*	Well Health Technologies Corp.	119,539	447,456
*	Wesdome Gold Mines Ltd.	95,760	1,444,713
	West Fraser Timber Co. Ltd. (WFG CN)	49,726	3,034,881
	Westshore Terminals Investment Corp.	35,352	649,798

		Shares	Value»
CANADA — (Continued)
#	Whitecap Resources, Inc.	1,038,616	$7,734,447
	Winpak Ltd.	12,456	382,059
	WSP Global, Inc.	10,339	1,976,614
	Yellow Pages Ltd.	2,234	17,521

TOTAL CANADA			467,955,732

CHINA — (0.1%)
	China Gold International Resources Corp. Ltd. (CGG CN)	243,398	4,121,566
*††	Hanfeng Evergreen, Inc.	5,700	0
*	Neo-Neon Holdings Ltd.	545,000	25,559
*	Tongda Group Holdings Ltd.	25,400	15,057

TOTAL CHINA			4,162,182

DENMARK — (2.3%)
*	ALK-Abello AS	46,142	1,522,152
	Alm Brand AS	785,613	2,210,950
	AP Moller - Maersk AS (MAERSKA DC), Class A	382	787,361
	AP Moller - Maersk AS (MAERSKB DC), Class B	327	672,288
*	Bang & Olufsen AS	27,203	55,612
*	Bavarian Nordic AS	51,710	1,910,599
	Carlsberg AS, Class B	29,024	3,412,628
	Chemometec AS	3,212	392,540
	Coloplast AS, Class B	3,377	305,431
	Columbus AS	23,683	35,393
	D/S Norden AS	32,817	1,311,667
	Danske Bank AS	128,707	5,752,328
*	Demant AS	57,210	1,903,384
*	Dfds AS	7,295	102,860
#	DSV AS	11,415	2,435,975
	FLSmidth & Co. AS	45,813	3,567,900
	Foroya Banki P	3,602	121,701
*	Genmab AS (GMAB DC)	3,044	868,233
#*	GN Store Nord AS	138,963	2,433,324
	GronlandsBANKEN AS	75	10,132
	H Lundbeck AS (HLUNA DC), Class A	33,531	189,356
	H Lundbeck AS (HLUNB DC)	168,361	1,227,879

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
#*	H&H International AS, Class B	16,762	$230,247
#*	Huscompagniet AS	9,014	60,152
	ISS AS	100,266	3,160,274
	Jyske Bank AS	40,764	4,791,287
	Matas AS	35,737	709,442
	MT Hoejgaard Holding AS	1,507	98,858
#*Ω	Netcompany Group AS	31,620	1,579,993
*	Nilfisk Holding AS	12,997	215,733
*	NKT AS	53,220	5,957,489
	Novo Nordisk AS (NOVOB DC), Class B	95,182	4,685,969
#	Novonesis Novozymes B, Class B	88,871	5,310,896
	Pandora AS	48,744	6,522,370
	Parken Sport & Entertainment AS	3,314	73,889
	Per Aarsleff Holding AS	19,250	2,185,906
	Ringkjoebing Landbobank AS	29,027	6,564,622
	Rockwool AS, Class A	27,035	926,007
#	Rockwool AS, Class B	85,150	2,917,723
	Royal Unibrew AS	22,020	1,664,276
#*	RTX AS	5,266	87,813
Ω	Scandinavian Tobacco Group AS	45,787	607,048
	Schouw & Co. AS	11,084	1,019,086
	SP Group AS	2,013	90,787
	Sparekassen Sjaelland-Fyn AS	13,217	687,639
	Sydbank AS	54,360	4,640,782
#	Tivoli AS	617	56,391
	TORM PLC, Class A	52,874	1,140,535
#	Tryg AS	116,659	2,875,526
	UIE PLC	12,391	602,379
	Vestas Wind Systems AS	26,513	542,247
	Vestjysk Bank AS	225,826	247,628
*	Zealand Pharma AS	50,623	4,008,054

TOTAL DENMARK			95,490,741

FINLAND — (1.8%)
	Aktia Bank OYJ	45,889	565,936
	Alandsbanken Abp, Class B	1,791	93,517
	Alma Media OYJ	17,628	300,830
	Apetit OYJ	2,895	46,713

		Shares	Value»
FINLAND — (Continued)
	Aspo OYJ	11,569	$83,491
	Atria OYJ	11,213	177,196
	Bittium OYJ	6,294	123,404
	Digia OYJ	6,411	44,782
	Elisa OYJ	48,367	2,131,253
Ω	Enento Group OYJ	2,076	36,909
	Evli OYJ, Class B	1,283	31,796
	Finnair OYJ	26,021	85,465
#	Fiskars OYJ Abp	33,911	511,305
	Fortum OYJ	151,462	3,377,590
	F-Secure OYJ	27,403	54,107
#	Harvia OYJ	7,944	332,008
	Hiab OYJ	22,436	1,242,511
	HKFoods OYJ	32,204	62,731
	Huhtamaki OYJ	42,640	1,432,994
	Kalmar OYJ, Class B	31,343	1,298,534
	Kemira OYJ	77,984	1,716,370
	Kesko OYJ (KESKOA FH), Class A	29,734	635,563
	Kesko OYJ (KESKOB FH), Class B	152,063	3,207,710
	Kone OYJ, Class B	71,787	4,796,307
	Konecranes OYJ	46,376	4,577,663
	Lassila & Tikanoja OYJ	11,556	132,371
#*	Lindex Group OYJ	88,237	275,246
	Mandatum OYJ	220,354	1,580,436
	Marimekko OYJ	12,559	185,130
#	Metsa Board OYJ (METSB FH), Class B	51,427	174,453
#	Metso OYJ	286,680	4,701,263
#	NoHo Partners OYJ	1,954	20,104
	Nokia OYJ (NOKIA FH)	473,305	3,228,554
	Nokia OYJ (NOKIA FP)	143,713	975,139
#	Nokian Renkaat OYJ	44,735	451,119
	Nordea Bank Abp (NDA FH)	605,343	10,355,484
	Nordea Bank Abp (NDA SS)	212,648	3,633,656
	Olvi OYJ, Class A	10,348	353,146
	Oriola OYJ (OKDBV FH), Class B	60,233	81,967
#	Orion OYJ (ORNAV FH), Class A	11,860	830,422
	Orion OYJ (ORNBV FH), Class B	44,894	3,135,081
	Outokumpu OYJ	198,234	852,627
	Pihlajalinna OYJ	15,927	273,629
	Ponsse OYJ	3,591	105,149
	Puuilo OYJ	34,014	556,940
#*	QT Group OYJ	5,045	206,712
	Raisio OYJ, Class V	69,541	201,622

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Revenio Group OYJ	5,435	$151,696
	Sampo OYJ, Class A	389,693	4,340,361
	Sanoma OYJ	79,944	977,115
	Scanfil OYJ	11,458	144,506
	Stora Enso OYJ, Class R	104,660	1,218,677
	Taaleri PLC	7,216	59,895
Ω	Terveystalo OYJ	99,505	1,070,466
	TietoEVRY OYJ	51,025	1,095,174
#	Tokmanni Group Corp.	35,257	348,517
#	UPM-Kymmene OYJ	26,349	707,004
	Vaisala OYJ, Class A	9,903	488,958
#	Valmet OYJ	57,181	1,860,593
	Wartsila OYJ Abp	19,117	625,453
*	YIT OYJ	70,446	238,119

TOTAL FINLAND			72,603,469

FRANCE — (6.4%)
*	74Software SA	7,304	301,283
	ABC arbitrage	6,384	39,443
	Accor SA	14,605	742,998
#	Aeroports de Paris SA	371	50,894
	Air Liquide SA	17,550	3,396,607
	Airbus SE	10,855	2,676,528
	AKWEL SADIR	8,969	114,687
*	Alstom SA	179,558	4,490,311
#	Altamir	17,275	546,475
	Alten SA	12,097	996,252
Ω	Amundi SA	17,468	1,294,944
*Ω	Aramis Group SAS	9,742	70,572
	Arkema SA	42,769	2,538,882
	Assystem SA	1,977	99,155
	Aubay	2,886	166,437
	AXA SA	28,216	1,224,247
Ω	Ayvens SA	21,832	291,267
*	Bastide le Confort Medical	770	21,921
#	Beneteau SACA	55,938	539,187
	BioMerieux	1,920	247,201
	BNP Paribas SA	55,287	4,282,417
	Boiron SA	3,024	97,939
	Bollore SE	104,584	582,361
	Bonduelle SCA	9,348	95,793
	Bouygues SA	122,374	5,523,731
	Bureau Veritas SA	79,293	2,605,761
	Capgemini SE	6,789	1,044,456
	Carrefour SA	390,556	5,882,142
	CBo Territoria	13,564	56,908
*	Cegedim SA	3,342	43,901
	Cie de Saint-Gobain SA	93,595	9,084,518
	Cie des Alpes	24,700	566,632

		Shares	Value»
FRANCE — (Continued)
	Cie Generale des Etablissements Michelin SCA	301,482	$9,630,967
*	Clariane SE	103,062	443,080
	Coface SA	99,865	1,758,850
	Credit Agricole SA	82,436	1,488,083
	Danone SA	45,098	3,982,903
	Dassault Aviation SA	435	140,177
	Derichebourg SA	108,712	741,582
	Eiffage SA	49,878	6,137,475
*Ω	Elior Group SA	83,631	270,074
	Elis SA	172,867	4,814,197
*	Emeis SA	31,310	516,928
	Engie SA	760,357	17,802,202
#	Eramet SA	3,227	220,922
	EssilorLuxottica SA	2,135	781,877
	Esso SA Francaise	2,536	285,134
	Etablissements Maurel et Prom SA	85,985	479,279
	Eurazeo SE	26,130	1,781,226
*	Euroapi SA	37,541	138,859
	Eurofins Scientific SE	24,572	1,733,050
Ω	Euronext NV	9,721	1,389,245
#*	Eutelsat Communications SACA	30,998	119,924
	FDJ UNITED	14,478	421,847
*	Figeac Aero	1,504	21,069
	Fnac Darty SA (0QSH LI)	2,700	88,003
	Fnac Darty SA (FNAC FP)	12,219	400,163
*	Forvia SE (FRVIA FP)	142,856	1,829,352
	Gaztransport Et Technigaz SA	16,426	3,252,840
	Getlink SE	8,518	155,481
	GL Events SACA	9,927	317,026
	Groupe Crit SA	2,885	206,284
#*	Guerbet	2,941	53,972
	Hermes International SCA	2,821	6,980,449
*	ID Logistics Group SACA	2,241	1,017,831
	Imerys SA	22,705	559,269
	Interparfums SA	1,267	41,677
	Ipsen SA	13,284	1,866,816
	IPSOS SA	38,098	1,460,350
#	Jacquet Metals SACA	7,376	148,930
	JCDecaux SE	55,756	1,014,452
	Kaufman & Broad SA	11,012	370,577
	Laurent-Perrier	1,630	175,860
#	Lectra	523	13,870
	Legrand SA	10,936	1,888,513
	Linedata Services	862	44,579

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	LISI SA	7,074	$414,359
	LNA Sante SA	5,462	152,297
	L’Oreal SA	3,263	1,361,687
	LVMH Moet Hennessy Louis Vuitton SE	1,185	837,585
#*Ω	Maisons du Monde SA	8,663	20,417
	Manitou BF SA	5,811	116,715
	Mersen SA	12,060	304,836
	Metropole Television SA	44,795	618,007
	Nexans SA	13,265	1,867,741
#*	Nexity SA	21,267	222,600
	NRJ Group	18,897	175,517
	Oeneo SA	12,484	132,961
	Opmobility	78,985	1,290,115
	Orange SA (ORA FP)	1,286,762	20,583,514
*	OVH Groupe SA	4,023	37,718
	Pluxee NV	14,114	272,648
	Publicis Groupe SA (PUB FP)	27,802	2,786,570
	Quadient SA	20,132	346,500
#	Remy Cointreau SA	12,909	639,576
	Renault SA	147,717	5,740,162
	Rexel SA	205,309	7,119,085
	Robertet SA	158	151,639
	SA d’Explosifs et de Produits Chimiques	82	19,098
	Safran SA	20,936	7,438,944
	Samse SACA	314	45,408
	Sanofi SA (SAN FP)	27,247	2,756,382
	Sartorius Stedim Biotech	436	104,278
	Savencia SA	3,513	252,727
	Schneider Electric SE (0NWV LI)	1,883	531,721
	Schneider Electric SE (SU FP)	11,379	3,242,216
	SCOR SE	103,889	3,144,904
	SEB SA	4,857	268,757
	Seche Environnement SACA	4,299	348,052
	SES SA	328,979	2,520,759
*Ω	SMCP SA	12,452	87,695
	Societe BIC SA	20,203	1,124,126
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	536	66,152
	Societe Generale SA	86,638	5,494,634
	Societe LDC SADIR	3,690	392,569
#	Sodexo SA	26,406	1,462,111
*	SOITEC	401	18,964
	Sopra Steria Group	11,901	1,852,424
	SPIE SA	81,284	4,136,734

		Shares	Value»
FRANCE — (Continued)
	Stef SA	4,362	$608,457
	STMicroelectronics NV (STM FP)	33,324	818,300
	Sword Group	4,261	180,307
	Synergie SE	7,052	273,160
	Technip Energies NV	112,128	4,556,215
	Teleperformance SE	8,764	625,825
	Television Francaise 1 SA	80,280	734,445
	Thales SA	10,190	2,905,707
	Thermador Groupe	3,866	340,411
#	Tikehau Capital SCA	11,998	249,223
	TotalEnergies SE (TTE FP)	378,407	23,625,849
#	Trigano SA	11,601	1,930,525
*	Ubisoft Entertainment SA	18,626	166,293
	Valeo SE	310,098	4,287,181
	Vallourec SACA	192,412	3,587,440
	Vetoquinol SA	2,062	177,326
	Vicat SACA	14,931	1,119,353
	VIEL & Cie SA	16,841	341,814
	Vinci SA	41,979	5,613,274
	Virbac SACA	1,818	743,385
#*	Viridien	7,518	920,609
#	Wavestone	1,697	100,984
*Ω	X-Fab Silicon Foundries SE	16,404	104,090

TOTAL FRANCE			261,212,171

GERMANY — (7.9%)
	1&1 AG	33,655	830,990
	Adesso SE	304	32,827
	adidas AG	16,062	3,037,041
	AIXTRON SE	51,979	832,960
	Allgeier SE	4,754	100,221
	Allianz SE (ALV GR)	9,813	3,943,272
	AlzChem Group AG	5,513	1,062,092
	Amadeus Fire AG	420	25,544
	Atoss Software SE	5,327	714,432
Ω	Aumann AG	4,755	69,000
*	Aumovio SE	21,779	936,384
#	Aurubis AG	25,680	3,348,333
	BASF SE	325,719	16,071,569
*	Basler AG	1,013	20,326
	Bayer AG	491,636	15,292,086
	Bayerische Motoren Werke AG	34,821	3,246,878
#*	BayWa AG (BYW6 GR)	6,602	39,247
	Bechtle AG	41,971	1,774,099
Ω	Befesa SA	13,346	441,993
	Bertrandt AG	1,598	36,889
	Bijou Brigitte AG	5,897	276,710
*	Bike24 Holding AG	2,531	10,193

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Bilfinger SE	19,633	$2,118,254
	Borussia Dortmund GmbH & Co. KGaA	72,418	286,244
#	Brenntag SE	46,217	2,566,833
	CANCOM SE (COK GR)	20,513	583,521
	Carl Zeiss Meditec AG	309	15,673
*	Ceconomy AG	104,282	533,884
#*	CENIT AG	3,550	28,905
	Cewe Stiftung & Co. KGaA	7,270	833,008
	Commerzbank AG	306,138	11,162,667
	Continental AG	43,559	3,328,425
*	Covestro AG	12,695	886,691
#	CTS Eventim AG & Co. KGaA	27,901	2,499,688
	Daimler Truck Holding AG	218,320	8,750,846
	Dermapharm Holding SE	7,204	283,663
	Deutsche Bank AG (DB US)	192,081	6,870,737
	Deutsche Bank AG (DBK GR)	18,884	676,050
	Deutsche Beteiligungs AG	9,791	268,244
	Deutsche Boerse AG	65,241	16,521,628
	Deutsche Lufthansa AG	366,551	3,213,515
Ω	Deutsche Pfandbriefbank AG	47,087	247,656
	Deutsche Post AG	339,804	15,612,753
	Deutsche Telekom AG (DTE GR)	713,773	22,109,241
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	5,867	182,346
	Deutz AG	81,056	803,417
	Draegerwerk AG & Co. KGaA	2,155	151,761
	Duerr AG	71,144	1,659,407
Ω	DWS Group GmbH & Co. KGaA	26,592	1,702,409
	E.ON SE	482,173	8,971,492
	Eckert & Ziegler SE	23,790	464,924
	Elmos Semiconductor SE	7,963	753,053
	ElringKlinger AG	33,298	155,415
	Evonik Industries AG	74,680	1,251,490
*	Evotec SE	32,507	264,734
	Fielmann Group AG	6,641	362,689
	flatexDEGIRO AG	117,214	4,446,156

		Shares	Value»
GERMANY — (Continued)
*	Fraport AG Frankfurt Airport Services Worldwide	28,184	$2,415,783
	Freenet AG	117,942	3,667,742
	Fresenius Medical Care AG (FME GR)	50,967	2,736,278
	Fresenius SE & Co. KGaA	41,103	2,365,188
	Friedrich Vorwerk Group SE	6,850	737,521
	FUCHS SE	12,719	451,170
	GEA Group AG	75,384	5,392,038
#	Gerresheimer AG	8,581	273,130
	Gesco SE	5,318	97,426
#	GFT Technologies SE	21,811	448,066
	Grenke AG	2,086	35,942
	Hannover Rueck SE	11,492	3,280,718
Ω	Hapag-Lloyd AG	2,969	426,886
	Heidelberg Materials AG	72,839	17,088,285
#*	Heidelberger Druckmaschinen AG	308,292	695,304
	Hella GmbH & Co. KGaA	244	22,713
*	HelloFresh SE	326,851	2,649,641
	Henkel AG & Co. KGaA	10,555	788,179
#	Hensoldt AG	12,068	1,286,420
	HOCHTIEF AG	10,531	3,022,806
	Hornbach Holding AG & Co. KGaA	17,941	1,795,128
	HUGO BOSS AG	46,119	2,046,067
	Indus Holding AG	12,856	332,938
	Infineon Technologies AG (IFNNY US), ADR	25,149	996,152
	Infineon Technologies AG (IFX GR)	238,824	9,479,616
	Init Innovation in Traffic Systems SE	4,242	228,660
Ω	Instone Real Estate Group SE	15,373	147,141
#	IVU Traffic Technologies AG	6,118	144,670
	Jenoptik AG	33,877	765,145
Ω	JOST Werke SE	14,956	871,331
#	K&S AG	127,886	1,666,023
#	KION Group AG	56,418	4,008,748
	Kloeckner & Co. SE	36,398	232,740
	Knorr-Bremse AG	24,318	2,262,740
*	Koenig & Bauer AG	4,693	72,017
#	Kontron AG	38,571	1,008,189
	Krones AG	12,389	1,799,483

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	KSB SE & Co. KGaA	83	$89,495
	KWS Saat SE & Co. KGaA	12,023	926,777
	Lanxess AG	30,793	733,290
	Leifheit AG	4,622	79,370
#*	MAX Automation SE	1,669	10,970
*	Medios AG	753	10,598
	Mercedes-Benz Group AG	73,853	4,791,918
	Merck KGaA	1,336	175,007
	MLP SE	72,501	595,046
#	MTU Aero Engines AG	10,646	4,652,569
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,913	7,370,500
	Multitude PLC	2,573	20,241
#	Mutares SE & Co. KGaA	16,342	521,673
	Nagarro SE	3,616	201,676
	Nemetschek SE	17,287	1,997,522
	Norma Group SE	25,136	407,867
	Patrizia SE	20,053	167,921
*	Pentixapharm Holding AG	7,772	13,803
	Pfeiffer Vacuum Technology AG	1,369	246,120
	ProCredit Holding AG	26,204	234,016
	Puma SE (PUM GR)	1,990	42,313
*	PVA TePla AG	13,054	399,191
	PWO AG	209	7,037
*	q.beyond AG	40,000	39,326
#	Qiagen NV	36,663	1,721,356
*	R Stahl AG	341	6,212
	Rational AG	1,377	1,010,165
	Rheinmetall AG	10,704	21,041,753
#	RTL Group SA	14,881	574,571
	RWE AG	48,169	2,371,385
	SAF-Holland SE	27,426	446,134
	Salzgitter AG	6,973	226,287
	Schaeffler AG	47,886	388,499
Ω	Scout24 SE	4,867	562,850
	Secunet Security Networks AG	917	210,658
	Siemens AG (SIE GR)	11,911	3,375,544
*	Siemens Energy AG	12,852	1,601,170
Ω	Siemens Healthineers AG	10,585	593,289
	Siltronic AG	4,539	280,301
	Sixt SE	6,471	568,851
#*	SMA Solar Technology AG	5,937	178,059
	Stroeer SE & Co. KGaA	11,954	523,036

		Shares	Value»
GERMANY — (Continued)
	Suedzucker AG	24,486	$270,054
#	SUSS MicroTec SE	6,708	215,564
	Symrise AG	1,250	103,374
	Takkt AG	14,899	77,375
*	Talanx AG	24,927	3,035,393
*Ω	TeamViewer SE	5,092	37,480
	Technotrans SE	3,060	125,784
	thyssenkrupp AG	280,860	2,943,227
*	Tkms AG& Co. KGaA	14,043	1,323,260
*	TUI AG	134,400	1,145,205
	United Internet AG	62,478	1,928,810
	Verbio SE	15,266	271,158
	Volkswagen AG	7,398	780,354
	Vossloh AG	15,168	1,383,367
	Wacker Chemie AG	4,115	324,551
	Wacker Neuson SE	27,563	600,153
	Washtec AG	5,350	254,615
*	Westwing Group SE	1,744	23,128
	Wuestenrot & Wuerttembergische AG	18,723	305,217
	Zeal Network SE	1,813	101,658

TOTAL GERMANY			323,112,622

HONG KONG — (1.4%)
	Aeon Credit Service Asia Co. Ltd.	74,000	72,113
	AIA Group Ltd.	483,800	4,707,727
*	Allied Group Ltd.	160,000	49,477
	APAC Resources Ltd.	290,903	72,346
	Asia Financial Holdings Ltd.	136,000	76,962
#	ASMPT Ltd.	29,000	305,248
	Bank of East Asia Ltd.	346,700	596,946
	BOC Hong Kong Holdings Ltd.	238,000	1,169,465
#*	Bright Smart Securities & Commodities Group Ltd.	650,000	814,080
	Build King Holdings Ltd.	240,000	47,258
	Cafe de Coral Holdings Ltd.	140,000	113,088
	Cathay Pacific Airways Ltd.	814,000	1,158,749
	Chevalier International Holdings Ltd.	30,055	14,918
*	China Star Entertainment Ltd.	1,552,000	433,561
	Chow Sang Sang Holdings International Ltd.	349,000	624,492

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	CITIC Telecom International Holdings Ltd.	1,771,000	$563,036
	CK Hutchison Holdings Ltd.	76,460	507,042
	CK Infrastructure Holdings Ltd.	17,500	113,826
*	CK Life Sciences International Holdings, Inc.	258,000	29,868
#††	Convoy, Inc.	5,166,000	20,809
Ω	Crystal International Group Ltd.	519,000	454,916
*	CSC Holdings Ltd.	160,000	699
	CTF Services Ltd.	671,830	725,948
*††	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	311,795	441,368
	Dah Sing Financial Holdings Ltd.	128,266	593,080
#*	Deep Source Holdings Ltd.	870,000	85,120
	Dickson Concepts International Ltd.	83,500	56,467
	Dream International Ltd.	48,000	60,195
	Eagle Nice International Holdings Ltd.	242,000	112,826
††	EcoGreen International Group Ltd.	234,000	10,730
	Emperor Watch & Jewellery Ltd.	630,000	23,098
*	ENM Holdings Ltd.	324,000	12,300
	Fairwood Holdings Ltd.	55,500	36,638
	Far East Consortium International Ltd.	775,938	75,911
	First Pacific Co. Ltd.	1,837,200	1,483,373
*Ω	FIT Hon Teng Ltd.	1,215,000	908,995
	FSE Lifestyle Services Ltd.	90,000	66,952
	Galaxy Entertainment Group Ltd.	77,000	383,639
	Get Nice Holdings Ltd.	30,430	11,661
	Giordano International Ltd.	906,000	172,432
	Glorious Sun Enterprises Ltd.	447,000	76,554

		Shares	Value»
HONG KONG — (Continued)
*††	Gold Financial Holdings Ltd.	204,000	$0
	Great Eagle Holdings Ltd.	36,003	67,419
	G-Resources Group Ltd.	229,930	239,098
	Guoco Group Ltd.	2,000	19,936
#	Guotai Junan International Holdings Ltd.	2,101,000	1,030,395
	Hang Lung Group Ltd.	409,000	778,282
	Hang Lung Properties Ltd.	152,571	169,894
	Hang Seng Bank Ltd.	28,900	563,404
	Henderson Land Development Co. Ltd.	88,575	311,585
*	HKR International Ltd.	265,188	37,020
	HKT Trust & HKT Ltd.	1,262,000	1,842,737
	Hong Kong & China Gas Co. Ltd.	158,735	147,727
	Hong Kong Exchanges & Clearing Ltd.	74,500	4,060,465
	Hong Kong Ferry Holdings Co. Ltd.	16,000	9,919
	Hong Kong Technology Venture Co. Ltd.	309,659	57,217
*	Hongkong & Shanghai Hotels Ltd.	378,220	299,091
	Hutchison Telecommunications Hong Kong Holdings Ltd.	970,000	135,966
	IGG, Inc.	553,000	277,197
Ω	Impro Precision Industries Ltd.	321,000	206,617
	Jacobson Pharma Corp. Ltd.	112,000	20,874
	JBM Healthcare Ltd.	46,000	17,489
#	Johnson Electric Holdings Ltd.	464,085	2,177,625
	K Wah International Holdings Ltd.	652,000	185,366
	Karrie International Holdings Ltd.	78,000	28,385
	Kerry Properties Ltd.	270,500	681,786
	KLN Logistics Group Ltd.	201,250	186,253

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Kowloon Development Co. Ltd.	124,504	$60,586
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	2,400	158
	Liu Chong Hing Investment Ltd.	34,000	19,167
	Luk Fook Holdings International Ltd.	278,000	888,829
	Man Wah Holdings Ltd.	844,400	515,492
*	Midland Holdings Ltd.	130,000	36,684
	Miramar Hotel & Investment	126,000	158,278
	Modern Dental Group Ltd.	345,000	231,895
*	Modern Innovative Digital Technology Co. Ltd.	1,272,000	18,921
#*	Mongolian Mining Corp.	810,000	1,180,425
#	MTR Corp. Ltd.	12,216	44,817
	NagaCorp Ltd.	407,784	273,430
	Nameson Holdings Ltd.	714,000	81,732
*	National United Resources Holdings Ltd.	3,500	140
#*	New World Development Co. Ltd.	184,000	170,317
*††	NewOcean Energy Holdings Ltd.	788,000	0
	Nissin Foods Co. Ltd.	135,000	116,614
	Orbusneich Medical Group Holdings Ltd.	23,000	13,278
	Oriental Watch Holdings	432,368	189,194
*	Oshidori International Holdings Ltd.	2,508,000	162,011
#	Pacific Basin Shipping Ltd.	5,497,000	1,820,593
	Pacific Textiles Holdings Ltd.	358,000	66,813
	PAX Global Technology Ltd.	538,000	368,591
	PC Partner Group Ltd.	160,000	128,025
	PCCW Ltd.	281,415	201,034
	Perfect Medical Health Management Ltd.	120,000	21,309

		Shares	Value»
HONG KONG — (Continued)
	Pico Far East Holdings Ltd.	798,000	$269,318
	Plover Bay Technologies Ltd.	144,000	118,785
	PRADA SpA	39,500	233,100
Ω	Regina Miracle International Holdings Ltd.	167,000	43,775
Ω	Samsonite Group SA	640,800	1,339,951
	SAS Dragon Holdings Ltd.	294,000	176,808
#	Shangri-La Asia Ltd.	671,666	419,155
*	Shenwan Hongyuan HK Ltd.	60,000	12,714
*	Shun Tak Holdings Ltd.	683,249	64,268
	Singamas Container Holdings Ltd.	1,024,000	85,521
	Sino Land Co. Ltd.	384,451	477,540
	SITC International Holdings Co. Ltd.	793,000	2,925,906
	SmarTone Telecommunications Holdings Ltd.	328,666	204,161
*	Solomon Systech International Ltd.	802,000	51,505
	Stella International Holdings Ltd.	465,500	989,646
	Sun Hung Kai & Co. Ltd.	472,341	234,594
	Sun Hung Kai Properties Ltd.	31,282	380,664
	Sundart Holdings Ltd.	126,000	11,811
#	SUNeVision Holdings Ltd.	537,000	417,108
	Swire Pacific Ltd. (19 HK), Class A	120,000	991,118
	Swire Pacific Ltd. (87 HK), Class B	157,500	233,375
	TAI Cheung Holdings Ltd.	47,000	19,252
	Tai Hing Group Holdings Ltd.	194,000	27,951
*	Taung Gold International Ltd.	155,000	13,129
	Techtronic Industries Co. Ltd.	111,000	1,294,705
*	Television Broadcasts Ltd.	134,800	57,546
	Texhong International Group Ltd.	302,500	177,476
	Texwinca Holdings Ltd.	378,000	37,967

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Town Health International Medical Group Ltd.	955,899	$33,804
	Tradelink Electronic Commerce Ltd.	162,000	21,263
	Transport International Holdings Ltd.	35,878	49,397
#	United Laboratories International Holdings Ltd.	1,027,000	1,662,756
*††	Untrade.Genting	436,000	0
	Value Partners Group Ltd.	250,000	79,031
	Vitasoy International Holdings Ltd.	298,000	291,452
*	Viva Goods Co. Ltd.	120,000	9,110
	VSTECS Holdings Ltd.	745,200	922,668
	VTech Holdings Ltd.	85,900	700,574
Ω	WH Group Ltd.	2,112,568	2,032,114
	Wing On Co. International Ltd.	30,000	51,162
*	Xingye Alloy Materials Group Ltd.	121,000	15,471
	Xinyi Glass Holdings Ltd.	1,125,286	1,316,054
	Yue Yuen Industrial Holdings Ltd.	522,000	957,333

TOTAL HONG KONG			57,055,031

IRELAND — (0.6%)
	AIB Group PLC	702,702	6,476,331
	Bank of Ireland Group PLC	586,082	9,595,897
	Cairn Homes PLC	503,745	1,119,353
	Dalata Hotel Group PLC	164,527	1,220,512
	FBD Holdings PLC (FBD ID)	15,573	260,501
	Glanbia PLC (GLB ID)	110,733	1,874,261
*Ω	Glenveagh Properties PLC	406,308	893,079
	Irish Continental Group PLC (IR5B ID)	94,874	627,785
	Kerry Group PLC (KYGA ID), Class A	1,235	112,660
	Kingspan Group PLC (KSP ID)	21,865	1,637,214

		Shares	Value»
IRELAND — (Continued)
*	Permanent TSB Group Holdings PLC	62,665	$209,998

TOTAL IRELAND			24,027,591

ISRAEL — (1.2%)
*	AFI Properties Ltd.	2,858	193,790
	Albaad Massuot Yitzhak Ltd.	527	4,432
	Alrov Properties & Lodgings Ltd.	3,510	315,301
	Altshuler Shaham Finance Ltd.	26,346	69,675
#	Amos Luzon Development & Energy Group Ltd.	28,031	31,936
	Arad Ltd.	8,947	142,969
*	Ashdod Refinery Ltd.	4,986	84,419
	Ashtrom Group Ltd.	6,397	146,162
	AudioCodes Ltd. (AUDC IT)	1,625	14,444
	AudioCodes Ltd. (AUDC US)	5,277	47,124
	Automatic Bank Services Ltd.	11,018	76,596
	Ayalon Holdings Ltd.	5,103	107,504
	Azorim-Investment Development & Construction Co. Ltd.	22,180	148,558
	Azrieli Group Ltd.	201	21,206
	Bank Hapoalim BM	99,621	2,020,579
	Bank Leumi Le-Israel BM	199,102	4,040,968
#	Baran Group Ltd.	3,482	19,052
*	Bet Shemesh Engines Holdings 1997 Ltd.	3,699	762,726
	Bezeq The Israeli Telecommunication Corp. Ltd	347,782	712,362
	Carasso Motors Ltd.	31,251	375,463
	Carasso Real Estate Ltd.	6,653	79,431
	Castro Model Ltd.	588	35,543
*	Cellcom Israel Ltd. (CEL IT)	31,987	333,451
*	Cellcom Israel Ltd. (CELJF US)	44,794	463,394
*	Cielo-Blu Group Ltd.	28,500	35,286
	Clal Insurance Enterprises Holdings Ltd.	46,879	2,606,716

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Cohen Development Gas & Oil Ltd.	216	$14,198
*	Compugen Ltd.	11,330	18,833
	Danel Adir Yeoshua Ltd.	2,820	390,229
	Danya Cebus Ltd.	1,721	72,350
	Delek Group Ltd.	5,388	1,416,549
	Delta Galil Ltd.	7,154	399,424
	Delta Israel Brands Ltd.	1,791	58,061
#	Diplomat Holdings Ltd.	7,551	119,550
#	Direct Finance of Direct Group 2006 Ltd.	1,649	285,757
	Dor Alon Energy in Israel 1988 Ltd.	3,031	136,617
*	Doral Group Renewable Energy Resources Ltd.	11,168	80,008
	Duniec Brothers Ltd.	1,023	85,024
*	El Al Israel Airlines	62,182	258,391
	Electra Consumer Products 1970 Ltd.	3,998	138,462
	Electra Ltd.	10,240	324,487
*	Ellomay Capital Ltd.	2,696	53,905
*	Equital Ltd.	17,929	855,077
*	Fattal Holdings 1998 Ltd.	2,508	455,217
	First International Bank of Israel Ltd.	11,171	803,412
	FMS Enterprises Migun Ltd.	2,031	116,842
	Formula Systems 1985 Ltd. (FORTY IT)	4,452	646,279
	Fox Wizel Ltd.	4,361	502,442
	Gav-Yam Lands Corp. Ltd.	3,290	41,005
*	Gilat Satellite Networks Ltd.	8,091	116,613
*	Hagag Group Real Estate Development	16,156	116,092
	Hamat Group Ltd.	5,120	24,027
	Harel Insurance Investments & Financial Services Ltd.	90,237	3,145,050
	Hilan Ltd.	8,281	652,383
	ICL Group Ltd.	1,654	10,835
	IDI Insurance Co. Ltd.	6,733	399,219
*	IES Holdings Ltd.	1,534	147,628

		Shares	Value»
ISRAEL — (Continued)
	Inrom Construction Industries Ltd.	91,982	$685,315
	Isracard Ltd.	145,660	621,447
	Israel Discount Bank Ltd., Class A	230,839	2,306,955
*	Israir Group Ltd.	77,586	42,748
	Isras Investment Co. Ltd.	966	270,655
	Issta Ltd.	6,350	206,614
	Kamada Ltd. (KMDA IT)	8,369	58,461
*	Kamada Ltd. (KMDA US)	2,085	14,428
	Kardan Real Estate Enterprise & Development Ltd.	24,161	51,947
	Kenon Holdings Ltd.	1,132	58,962
	Land Development Nimrodi Group Ltd.	8,877	101,657
	M Yochananof & Sons Ltd.	2,321	196,402
	Magic Software Enterprises Ltd. (MGIC IT)	15,105	309,591
*	Malam - Team Ltd.	4,820	206,941
	Matrix IT Ltd.	9,607	355,782
	Max Stock Ltd.	45,083	325,692
	Mediterranean Towers Ltd.	78,469	346,068
#	Meitav Investment House Ltd.	36,615	1,151,954
	MENIF - Financial Services Ltd.	17,757	112,556
	Menora Mivtachim Holdings Ltd.	20,160	2,008,133
*	Meshek Energy Renewable Energies Ltd.	71,331	144,374
	Meshulam Levinstein Contracting & Engineering Ltd.	1,509	227,394
	Migdal Insurance & Financial Holdings Ltd.	202,108	725,264
	Mivtach Shamir Holdings Ltd.	1,785	168,901
	Mizrahi Tefahot Bank Ltd.	11,602	754,341
	Naphtha Israel Petroleum Corp. Ltd.	10,721	90,219
	Nawi Group Ltd.	13,598	224,946

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Neto Malinda Trading Ltd.	2,521	$110,694
*	Neto ME Holdings Ltd.	867	55,413
	Next Vision Stabilized Systems Ltd.	23,238	1,020,238
*	Nova Ltd. (NVMI IT)	194	67,388
	Oil Refineries Ltd.	1,351,516	394,574
	One Software Technologies Ltd.	15,311	411,706
#	Palram Industries 1990 Ltd.	11,175	257,492
	Partner Communications Co. Ltd.	97,735	970,405
	Paz Retail & Energy Ltd.	7,318	1,563,376
#*	Perion Network Ltd.	11,917	112,064
	Phoenix Financial Ltd.	52,640	2,026,483
	Plasson Industries Ltd.	1,335	77,786
#	Polyram Plastic Industries Ltd.	24,917	86,932
	Prashkovsky Investments & Construction Ltd.	178	9,079
*	Priortech Ltd.	264	20,182
	Qualitau Ltd.	1,674	257,372
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,030	378,748
*	Rani Zim Shopping Centers Ltd.	41,874	73,921
*	Rapac Communication & Infrastructure Ltd.	788	14,661
	Retailors Ltd.	4,258	76,289
	Scope Metals Group Ltd.	5,426	262,378
*	Shikun & Binui Soltec Renewable Energy	71,775	59,927
	Shufersal Ltd.	67,433	838,055
	Summit Real Estate Holdings Ltd.	27,308	559,167
#	Tadiran Group Ltd.	2,028	108,004
Ω	Tamar Petroleum Ltd.	12,970	160,561
#*	TAT Technologies Ltd.	1,157	49,628
	Tel Aviv Stock Exchange Ltd.	679	15,806
#	Telsys Ltd.	1,595	96,281
*	Tera Light Ltd.	18,659	72,218

		Shares	Value»
ISRAEL — (Continued)
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	114,334	$2,341,560
	Tiv Taam Holdings 1 Ltd.	45,138	122,342
*	Tower Semiconductor Ltd. (TSEM IT)	377	31,160
	Victory Supermarket Chain Ltd.	3,715	52,625
	YD More Investments Ltd.	11,785	160,657
	YH Dimri Construction & Development Ltd.	233	28,115

TOTAL ISRAEL			49,484,087

ITALY — (3.0%)
	A2A SpA	1,115,935	3,251,411
	ACEA SpA	23,610	572,640
	Amplifon SpA	25,120	429,295
*	Aquafil SpA	15,457	33,852
	Ariston Holding NV	45,460	189,000
	Arnoldo Mondadori Editore SpA	109,582	263,337
	Ascopiave SpA	28,986	107,554
	Azimut Holding SpA	55,894	2,187,511
	Banca Generali SpA	25,451	1,441,442
	Banca IFIS SpA	23,326	602,643
	Banca Mediolanum SpA	64,894	1,304,659
	Banca Monte dei Paschi di Siena SpA	459,257	4,027,906
	Banco BPM SpA	508,021	7,401,583
	Banco di Desio e della Brianza SpA	29,074	265,720
*Ω	BFF Bank SpA	83,739	1,010,774
#	Biesse SpA	1,204	7,884
#	BPER Banca SpA	1,125,069	13,480,457
	Brembo NV	47,445	511,712
#	Brunello Cucinelli SpA	17,481	1,771,670
	Buzzi SpA	10,799	650,600
*	Cairo Communication SpA	62,700	208,244
Ω	Carel Industries SpA	537	13,961
	Cembre SpA	1,846	134,475
	Cementir Holding NV	23,656	435,874
*	CIR SpA-Compagnie Industriali	731,369	583,483
	Credito Emiliano SpA	87,133	1,379,435
#*	Cy4gate SpA	1,980	15,114

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	d’Amico International Shipping SA	58,379	$302,428
#	Danieli & C Officine Meccaniche SpA (DAN IM)	4,867	262,993
	Danieli & C Officine Meccaniche SpA (DANR IM)	19,287	739,534
*Ω	doValue SpA	14,055	43,901
	Emak SpA	9,490	11,164
Ω	Enav SpA	94,202	492,217
	Enel SpA	1,243,802	12,581,997
	Eni SpA (ENI IM)	358,819	6,616,433
	Esprinet SpA	37,403	250,411
	Ferrari NV (RACE US)	1,825	737,209
#	Ferretti SpA	85,222	279,927
	Fiera Milano SpA	17,420	157,867
	Fila SpA	20,287	222,440
	FinecoBank Banca Fineco SpA	36,826	842,584
	FNM SpA	170,685	89,471
	Garofalo Health Care SpA	11,922	71,839
	Gefran SpA	1,088	15,680
	Generali	2,406	92,621
	GPI SpA	1,425	27,974
	Hera SpA	384,502	1,725,716
	IMMSI SpA	149,021	99,055
	Intercos SpA	1,239	16,887
	Intesa Sanpaolo SpA	573,096	3,693,795
	Italmobiliare SpA	13,132	493,287
	Iveco Group NV	188,079	3,997,262
	Maire SpA	127,750	1,939,633
	MFE-MediaForEurope NV, Class A	91,495	330,307
	MFE-MediaForEurope NV (MFEA IM), Class A	284,813	1,008,453
#	MFE-MediaForEurope NV (MFEB IM), Class B	76,382	356,203
	Moltiply Group SpA	11,449	622,353
	Moncler SpA	22,835	1,369,857
*	NewPrinces SpA	10,349	238,165
	Orsero SpA	14,705	308,087
Ω	OVS SpA	344,563	1,738,963
	Pharmanutra SpA	520	27,767
#	Piaggio & C SpA	150,340	342,266
Ω	Pirelli & C SpA	220,920	1,550,868
Ω	Poste Italiane SpA	107,568	2,593,453
	Prysmian SpA	17,495	1,824,093
Ω	RAI Way SpA	81,110	555,836

		Shares	Value»
ITALY — (Continued)
	Recordati Industria Chimica e Farmaceutica SpA	15,925	$947,884
	Reply SpA	5,989	840,525
	Rizzoli Corriere Della Sera Mediagroup SpA	173,303	206,210
	Sabaf SpA	2,523	40,701
*	Safilo Group SpA	14,771	28,860
#	Saipem SpA	508,900	1,326,674
#	Sanlorenzo SpA	7,614	297,693
	Sesa SpA	4,033	375,314
	Sogefi SpA	73,717	297,276
	SOL SpA	26,121	1,529,412
	Stellantis NV (STLAM IM)	237,111	2,411,382
	Tamburi Investment Partners SpA	41,568	419,570
Ω	Technogym SpA	59,339	1,074,811
*	Telecom Italia SpA (TIT IM)	8,671,317	5,112,979
*	Telecom Italia SpA (TITR IM)	3,194,631	2,124,064
#	Tenaris SA (TS US), ADR	3,352	133,410
*	TREVI - Finanziaria Industriale SpA	362,509	182,405
	TXT e-solutions SpA	872	33,226
	UniCredit SpA	147,245	10,902,974
	Unipol Assicurazioni SpA	171,964	3,764,863
	Webuild SpA	97,627	394,540
	Wiit SpA	3,370	76,735
#	Zignago Vetro SpA	7,004	60,624

TOTAL ITALY			123,535,364

JAPAN — (23.1%)
#	&Do Holdings Co. Ltd.	10,900	76,341
	77 Bank Ltd.	44,800	1,920,229
	A&D HOLON Holdings Co. Ltd.	22,300	292,290
#	AB & Company Co. Ltd.	7,300	51,930
	ABC-Mart, Inc.	3,900	66,814
	Achilles Corp.	8,900	72,419
	Acom Co. Ltd.	127,800	364,329
#	AD Works Group Co. Ltd.	53,860	166,208
	ADEKA Corp.	71,300	1,615,500
	Ad-sol Nissin Corp.	10,200	97,129
	Adtec Plasma Technology Co. Ltd.	3,600	28,204

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Advan Group Co. Ltd.	13,700	$76,647
	Advantest Corp.	27,500	4,118,009
	Aeon Co. Ltd.	442,242	6,994,810
*	Aeon Fantasy Co. Ltd.	5,700	102,980
	AEON Financial Service Co. Ltd.	27,186	265,912
	Aeon Hokkaido Corp.	20,200	113,836
	Aeon Kyushu Co. Ltd.	2,200	42,784
#	AFC-HD AMS Life Science Co. Ltd.	14,400	79,478
#	AGC, Inc.	52,100	1,627,761
	Ahresty Corp.	32,200	167,204
	Ai Holdings Corp.	1,500	26,056
	Aica Kogyo Co. Ltd.	12,700	299,075
	Aichi Corp.	23,700	198,016
	Aichi Financial Group, Inc.	9,639	248,528
	Aichi Steel Corp.	59,600	1,026,123
	Aichi Tokei Denki Co. Ltd.	7,400	133,989
	Aida Engineering Ltd.	35,278	210,994
#	Aidma Holdings, Inc.	2,900	55,588
	Aiful Corp.	232,800	684,612
	Ain Holdings, Inc.	9,471	396,827
	Aiphone Co. Ltd.	8,300	151,694
	Air Water, Inc.	99,200	1,385,348
	Airman Corp.	18,500	230,866
	Airport Facilities Co. Ltd.	21,100	140,991
	Airtech Japan Ltd.	3,200	26,302
	Aisan Industry Co. Ltd.	43,700	592,128
	Aisin Corp.	161,118	2,895,322
	AIT Corp.	5,900	76,664
#	Aizawa Securities Group Co. Ltd.	8,900	75,289
	Ajinomoto Co., Inc.	94,600	2,683,074
	Akatsuki Corp.	30,500	105,757
	Akatsuki, Inc.	5,900	100,480
#*	Akebono Brake Industry Co. Ltd.	153,840	114,411
	Akita Bank Ltd.	2,200	52,126
#	Albis Co. Ltd.	5,800	100,899
	Alconix Corp.	27,500	386,385
	Alfresa Holdings Corp.	41,600	587,740
#	Alinco, Inc.	10,800	72,452
#	Alleanza Holdings Co. Ltd.	10,700	72,466
#	Alpen Co. Ltd.	16,600	245,063
	Alpha Corp.	1,400	10,547
#	Alpha Systems, Inc.	5,400	126,572
	Alps Alpine Co. Ltd.	154,915	1,951,294
	ALSOK Co. Ltd.	85,000	580,962

		Shares	Value»
JAPAN — (Continued)
	Altech Corp.	10,820	$179,492
	Amada Co. Ltd.	122,700	1,463,152
	Amano Corp.	19,000	504,103
	Amuse, Inc.	8,300	101,436
	Anabuki Kosan, Inc.	3,600	50,270
	Anest Iwata Corp.	27,400	269,590
	Anicom Holdings, Inc.	33,600	173,275
	Anrakutei Co. Ltd.	600	14,091
	AOI Electronics Co. Ltd.	900	13,486
	AOKI Holdings, Inc.	29,378	316,717
	Aoyama Trading Co. Ltd.	36,481	539,354
	Aoyama Zaisan Networks Co. Ltd.	21,200	276,252
	Aozora Bank Ltd.	2,916	41,752
	Arata Corp.	26,466	515,629
	Araya Industrial Co. Ltd.	3,600	115,054
	ARCLANDS Corp.	66,648	756,989
	Arcs Co. Ltd.	29,696	603,470
	ARE Holdings, Inc.	38,900	617,682
	Arealink Co. Ltd.	29,708	195,866
	Argo Graphics, Inc.	50,400	447,091
	Arisawa Manufacturing Co. Ltd.	14,000	147,663
	Art Vivant Co. Ltd.	1,600	19,288
	Artience Co. Ltd.	22,200	452,460
#	Artnature, Inc.	12,400	67,895
	As One Corp.	4,500	73,457
	Asahi Co. Ltd.	2,444	20,714
	Asahi Diamond Industrial Co. Ltd.	44,843	243,351
	Asahi Group Holdings Ltd.	142,500	1,536,409
	Asahi Intecc Co. Ltd.	12,400	196,631
	Asahi Kasei Corp.	362,900	2,780,583
	Asahi Kogyosha Co. Ltd.	15,600	317,638
	Asahi Net, Inc.	12,800	58,323
	Asahi Printing Co. Ltd.	3,400	19,256
	Asahi Yukizai Corp.	13,100	408,258
	Asanuma Corp.	80,000	449,556
	Asia Pile Holdings Corp.	34,300	270,158
	Asics Corp.	151,000	3,845,089
	ASKA Pharmaceutical Holdings Co. Ltd.	21,700	294,694
	ASKUL Corp.	4,800	43,643
	Astellas Pharma, Inc.	417,946	4,374,903
#	Astena Holdings Co. Ltd.	49,200	149,221
*	Atsugi Co. Ltd.	14,700	108,166

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Aucnet, Inc.	21,600	$282,647
	Autobacs Seven Co. Ltd.	64,100	640,425
#	Aval Data Corp.	800	11,889
	Avant Group Corp.	7,900	81,158
	Avantia Co. Ltd.	6,900	36,749
	Avex, Inc.	16,800	131,665
	Awa Bank Ltd.	32,497	767,755
	Axell Corp.	4,400	39,398
	Axial Retailing, Inc.	79,544	561,796
	Azbil Corp.	52,300	515,541
#	AZ-COM MARUWA Holdings, Inc.	12,601	84,026
	AZOOM Co. Ltd.	1,600	49,840
	Bandai Namco Holdings, Inc.	36,600	1,139,079
	Bando Chemical Industries Ltd.	27,700	347,647
*	Bank of Innovation, Inc.	600	29,614
	Bank of Iwate Ltd.	4,000	105,032
	Bank of Nagoya Ltd.	23,403	597,573
	Bank of Saga Ltd.	5,571	115,672
	Bank of the Ryukyus Ltd.	37,600	366,838
	Base Co. Ltd.	4,800	108,903
#*	baudroie, Inc.	2,600	48,781
	BayCurrent, Inc.	39,200	1,797,869
#	Belc Co. Ltd.	7,400	347,425
	Bell System24 Holdings, Inc.	19,900	170,980
	Bell-Park Co. Ltd.	1,500	28,482
	Belluna Co. Ltd.	40,879	269,377
	Bic Camera, Inc.	1,200	12,097
	BIPROGY, Inc.	20,000	807,828
	B-Lot Co. Ltd.	8,200	92,817
	Blue Zones Holdings Co. Ltd.	8,900	452,951
	BML, Inc.	13,692	324,364
#	Bookoff Group Holdings Ltd.	9,200	78,995
	Bourbon Corp.	800	12,606
*††	Bourbon Corp. SA	9,346	0
	B-R31 Ice Cream Co. Ltd.	900	23,529
	Bridgestone Corp.	48,700	2,126,004
#	Broadband Tower, Inc.	11,500	12,530
	Brother Industries Ltd.	121,500	2,068,017
	Buffalo, Inc.	7,400	166,276
#	Bull-Dog Sauce Co. Ltd.	2,200	27,137

		Shares	Value»
JAPAN — (Continued)
	Bunka Shutter Co. Ltd.	59,800	$788,693
	Business Brain Showa-Ota, Inc.	4,900	97,801
	Business Engineering Corp.	2,400	98,305
	C Uyemura & Co. Ltd.	3,400	276,544
	CAC Holdings Corp.	5,400	74,794
	Calbee, Inc.	1,500	27,916
	Canon Electronics, Inc.	13,300	232,663
	Canon Marketing Japan, Inc.	16,400	682,908
	Canon, Inc. (7751 JP)	5,400	155,076
	Canon, Inc. (CAJ US), Sponsored ADR	19,564	561,291
	Capcom Co. Ltd.	40,800	1,065,415
	Career Design Center Co. Ltd.	1,300	18,489
#	Careerlink Co. Ltd.	2,700	41,353
#	Carlit Co. Ltd.	17,700	175,536
	Casio Computer Co. Ltd.	7,600	59,581
	Cawachi Ltd.	11,991	230,785
#	CCI Group, Inc.	115,000	491,564
#	CDS Co. Ltd.	2,600	30,427
	Celsys, Inc.	16,443	174,881
	Central Automotive Products Ltd.	31,800	370,212
	Central Glass Co. Ltd.	34,000	709,342
	Central Security Patrols Co. Ltd.	3,000	52,973
#	Central Sports Co. Ltd.	5,200	80,569
#	Change Holdings, Inc.	16,900	123,871
#	Charm Care Corp. KK	9,700	68,558
	Chiba Bank Ltd.	90,500	883,075
	Chiba Kogyo Bank Ltd.	35,000	365,186
	Chikaranomoto Holdings Co. Ltd.	3,400	31,164
	Chino Corp.	11,800	105,770
	Chiyoda Co. Ltd.	6,982	44,313
	Chiyoda Integre Co. Ltd.	7,600	152,393
	Chofu Seisakusho Co. Ltd.	6,955	88,183
	Chori Co. Ltd.	10,100	260,147
	Choushimaru Co. Ltd.	1,400	13,851

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chubu Shiryo Co. Ltd.	17,700	$183,878
#	Chubu Steel Plate Co. Ltd.	15,500	199,008
	Chudenko Corp.	14,800	403,900
	Chuetsu Pulp & Paper Co. Ltd.	13,289	143,385
	Chugai Pharmaceutical Co. Ltd.	68,900	3,153,396
	Chugai Ro Co. Ltd.	4,600	139,067
	Chugin Financial Group, Inc.	69,500	969,170
	Chugoku Marine Paints Ltd.	39,000	1,042,567
#	Chuo Spring Co. Ltd.	11,700	252,163
	Chuo Warehouse Co. Ltd.	8,300	71,201
	Citizen Watch Co. Ltd.	158,100	1,097,163
	CKD Corp.	19,000	406,847
	CK-San-Etsu Co. Ltd.	4,100	106,204
	Cleanup Corp.	6,900	34,040
	CMK Corp.	32,100	83,449
	Coca-Cola Bottlers Japan Holdings, Inc.	27,685	443,043
*	COLOPL, Inc.	46,900	135,474
#	Colowide Co. Ltd.	3,500	37,967
	Computer Engineering & Consulting Ltd.	1,100	15,415
#	Computer Institute of Japan Ltd.	12,520	38,836
	COMSYS Holdings Corp.	28,459	717,664
	Copro-Holdings Co. Ltd.	5,600	37,511
	Core Corp.	900	12,023
	Corona Corp.	8,900	52,121
#	Cosel Co. Ltd.	22,163	176,618
	Cosmo Energy Holdings Co. Ltd.	152,200	3,475,545
	Cosmos Initia Co. Ltd.	11,900	100,016
	Cosmos Pharmaceutical Corp.	13,400	599,535
#	Cota Co. Ltd.	989	7,788
#*	Cover Corp.	13,700	162,464
	Create Restaurants Holdings, Inc.	119,600	570,201
	Create SD Holdings Co. Ltd.	6,600	136,781

		Shares	Value»
JAPAN — (Continued)
	Credit Saison Co. Ltd.	113,500	$2,764,916
	Creek & River Co. Ltd.	4,000	38,020
	Cresco Ltd.	19,800	208,390
	CTI Engineering Co. Ltd.	26,000	478,108
	CTS Co. Ltd.	8,000	46,073
*	CUC, Inc.	9,800	67,026
	Curves Holdings Co. Ltd.	19,300	90,931
	CyberAgent, Inc.	25,370	252,895
	Cybozu, Inc.	13,800	274,601
	Dai Nippon Printing Co. Ltd.	18,000	300,427
#	Dai Nippon Toryo Co. Ltd.	18,850	155,031
	Daicel Corp.	163,800	1,409,351
	Daido Metal Co. Ltd.	44,606	302,109
	Daido Steel Co. Ltd.	92,800	878,064
	Daifuku Co. Ltd.	32,000	1,020,057
	Daihatsu Infinearth Mfg Co. Ltd.	29,100	578,299
	Daiho Corp.	36,500	186,905
	Dai-Ichi Cutter Kogyo KK	7,500	63,503
	Daiichi Jitsugyo Co. Ltd.	19,700	333,599
	Daiichi Kensetsu Corp.	2,200	49,897
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	16,230	137,696
	Dai-ichi Life Holdings, Inc.	348,700	2,447,523
	Daiichikosho Co. Ltd.	34,300	350,698
	Daiken Medical Co. Ltd.	14,800	42,833
	Daiki Aluminium Industry Co. Ltd.	25,600	186,800
	Daikin Industries Ltd.	2,100	243,978
#	Daikoku Denki Co. Ltd.	7,900	136,870
#	Daikokutenbussan Co. Ltd.	4,000	160,703
	Daikyonishikawa Corp.	46,716	220,790
	Dainichi Co. Ltd.	2,000	11,911
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,909	219,462
	Daio Paper Corp.	20,300	106,996
	Daiseki Co. Ltd.	12,100	254,506

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daishi Hokuetsu Financial Group, Inc.	148,200	$1,429,251
#	Daishinku Corp.	26,100	98,199
	Daisue Construction Co. Ltd.	7,800	172,086
	Daito Pharmaceutical Co. Ltd.	21,858	176,309
	Daito Trust Construction Co. Ltd.	60,000	1,121,763
	Daitron Co. Ltd.	10,400	312,303
	Daiwa House Industry Co. Ltd.	202,600	6,873,822
	Daiwa Industries Ltd.	30,600	313,126
	Daiwa Securities Group, Inc.	136,500	1,050,497
	Daiwabo Holdings Co. Ltd.	64,800	1,210,465
	DCM Holdings Co. Ltd.	95,290	883,574
	Dear Life Co. Ltd.	24,400	174,801
#	DeNA Co. Ltd.	39,300	689,028
	Denka Co. Ltd.	31,800	461,525
	Densan System Holdings Co. Ltd.	500	11,552
	Denso Corp.	77,400	1,081,416
	Dentsu Group, Inc.	3,800	75,258
	Dentsu Soken, Inc.	8,300	411,035
	Denyo Co. Ltd.	13,100	243,852
	Dexerials Corp.	93,000	1,500,081
	DIC Corp.	48,569	1,142,733
#	Digital Arts, Inc.	7,300	357,137
	Digital Hearts Holdings Co. Ltd.	3,900	24,246
#	Digital Holdings, Inc.	7,500	105,418
	Digital Information Technologies Corp.	6,700	107,628
	Disco Corp.	3,200	1,062,665
	DKS Co. Ltd.	7,153	304,943
#	DMG Mori Co. Ltd.	70,500	1,093,416
	DMS, Inc.	2,100	41,742
	Doshisha Co. Ltd.	22,200	417,511
	Double Standard, Inc.	2,500	27,341
	Doutor Nichires Holdings Co. Ltd.	25,500	397,789
	Dowa Holdings Co. Ltd.	41,400	1,501,132
	DTS Corp.	82,400	686,457
	Duskin Co. Ltd.	13,087	315,514
#	DyDo Group Holdings, Inc.	18,300	288,174
	Eagle Industry Co. Ltd.	24,001	424,889

		Shares	Value»
JAPAN — (Continued)
#	EAT&HOLDINGS Co. Ltd.	4,900	$62,313
	Ebara Corp.	133,000	3,546,753
	Ebara Foods Industry, Inc.	1,400	22,557
	Ebara Jitsugyo Co. Ltd.	9,200	250,248
	Ebase Co. Ltd.	4,800	14,073
#	Eco’s Co. Ltd.	10,500	193,199
	EDION Corp.	31,000	407,788
	eGuarantee, Inc.	11,401	117,599
#	Ehime Bank Ltd.	22,029	178,646
	Eizo Corp.	22,200	315,131
	EJ Holdings, Inc.	11,100	119,869
	Elan Corp.	5,401	27,418
	Elecom Co. Ltd.	10,600	123,956
	EM Systems Co. Ltd.	7,900	41,864
	Endo Lighting Corp.	13,700	200,551
	ENEOS Holdings, Inc.	1,351,570	8,526,667
	Enomoto Co. Ltd.	2,200	27,553
	Enplas Corp.	8,400	441,526
	Ensuiko Sugar Refining Co. Ltd.	8,300	27,069
	ERI Holdings Co. Ltd.	3,400	80,934
#	ES-Con Japan Ltd.	30,100	195,494
	Eslead Corp.	9,300	328,232
	ESPEC Corp.	13,900	316,303
	eWeLL Co. Ltd.	900	16,160
	Exedy Corp.	26,864	902,630
	EXEO Group, Inc.	115,708	1,668,828
	Ezaki Glico Co. Ltd.	15,400	492,128
	F&M Co. Ltd.	3,700	63,807
	FaithNetwork Co. Ltd.	2,700	14,491
	FALCO HOLDINGS Co. Ltd.	5,800	93,346
	Fast Fitness Japan, Inc.	2,500	29,028
	Fast Retailing Co. Ltd.	17,800	6,534,731
	FCC Co. Ltd.	33,055	667,712
	Feed One Co. Ltd.	30,848	203,677
	Ferrotec Corp.	41,000	1,344,012
#	FFRI Security, Inc.	2,500	175,476
#	FIDEA Holdings Co. Ltd.	11,420	122,645
	Financial Partners Group Co. Ltd.	27,500	381,219
#	Fintech Global, Inc.	118,000	77,933
	First Bank of Toyama Ltd.	39,200	370,651
#	Fixstars Corp.	13,800	179,804
	FJ Next Holdings Co. Ltd.	18,900	185,260
	Focus Systems Corp.	5,600	58,715

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Food & Life Cos. Ltd.	43,800	$2,136,274
	Forum Engineering, Inc.	14,200	113,280
	Foster Electric Co. Ltd.	18,240	315,358
	FP Corp.	24,703	401,429
	France Bed Holdings Co. Ltd.	29,600	252,850
	Freebit Co. Ltd.	10,200	104,986
	F-Tech, Inc.	13,400	65,549
	FTGroup Co. Ltd.	6,300	52,262
	Fudo Tetra Corp.	14,876	235,536
#	Fuji Co. Ltd.	28,200	360,144
	Fuji Corp. (6134 JP)	32,100	622,958
	Fuji Corp. Ltd.	21,599	114,912
	Fuji Die Co. Ltd.	2,200	12,596
	Fuji Electric Co. Ltd.	21,602	1,542,844
#	Fuji Kyuko Co. Ltd.	12,500	201,018
	Fuji Media Holdings, Inc.	12,100	270,078
	Fuji Nihon Corp.	3,400	23,177
	Fuji Oil Co. Ltd.	28,138	582,008
	Fuji Pharma Co. Ltd.	15,900	162,674
	Fuji Seal International, Inc.	30,172	530,501
	Fuji United Holdings Co. Ltd.	3,300	25,105
	Fujibo Holdings, Inc.	8,200	363,039
#	Fujicco Co. Ltd.	18,785	194,788
	FUJIFILM Holdings Corp.	36,000	834,361
	Fujikura Composites, Inc.	18,600	233,125
	Fujikura Kasei Co. Ltd.	20,400	81,583
	Fujikura Ltd.	130,300	17,743,475
	Fujita Kanko, Inc.	3,600	260,623
	Fujitsu Ltd.	68,500	1,785,140
#	Fujiya Co. Ltd.	6,400	107,392
#	FuKoKu Co. Ltd.	14,100	167,812
	Fukuda Corp.	4,900	218,648
	Fukuda Denshi Co. Ltd.	13,000	588,099
	Fukui Computer Holdings, Inc.	7,500	149,951
	Fukuoka Financial Group, Inc.	36,308	1,055,124
	Fukuyama Transporting Co. Ltd.	14,461	359,205
	FULLCAST Holdings Co. Ltd.	6,100	66,913
	Fumakilla Ltd.	1,300	9,812

		Shares	Value»
JAPAN — (Continued)
	Funai Soken Holdings, Inc.	13,560	$213,619
	Furukawa Co. Ltd.	27,100	534,118
	Furukawa Electric Co. Ltd.	17,600	1,245,827
	Furuno Electric Co. Ltd.	24,800	1,438,786
#	Furuya Metal Co. Ltd.	13,499	248,953
	Furyu Corp.	6,200	41,944
	Fuso Chemical Co. Ltd.	14,800	490,657
	Futaba Corp.	19,500	85,235
	Futaba Industrial Co. Ltd.	82,800	505,688
	Future Corp.	26,200	369,414
	Fuyo General Lease Co. Ltd.	68,400	1,788,287
	G-7 Holdings, Inc.	18,000	149,242
	GA Technologies Co. Ltd.	6,700	86,597
	Gakken Holdings Co. Ltd.	31,200	207,812
	Gakkyusha Co. Ltd.	3,300	48,613
#	Gakujo Co. Ltd.	7,000	73,243
	Galilei Co. Ltd.	14,600	339,599
#	Gamecard Holdings, Inc.	5,300	100,428
	Gecoss Corp.	11,559	102,652
	Genki Global Dining Concepts Corp.	9,800	192,486
#	Genky DrugStores Co. Ltd.	16,800	559,211
	Geo Holdings Corp.	34,300	359,063
#	Gift Holdings, Inc.	6,400	133,959
	Global Link Management KK	1,200	20,695
	GLOBERIDE, Inc.	19,600	296,478
	Glory Ltd.	21,973	525,031
#	GMO Financial Holdings, Inc.	33,800	197,231
	GMO internet group, Inc.	37,700	844,376
	GMO Payment Gateway, Inc.	12,500	681,879
	Godo Steel Ltd.	10,300	244,215
	Goldcrest Co. Ltd.	13,690	296,762
	Goldwin, Inc.	2,400	39,643
#	Grandy House Corp.	16,800	61,724
	GREE Holdings, Inc.	15,800	41,272
	Greens Co. Ltd.	4,400	64,319
	grems, Inc.	3,900	58,157
	GS Yuasa Corp.	54,700	1,527,473
	GSI Creos Corp.	10,100	151,242
	G-Tekt Corp.	23,532	301,931

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Gun-Ei Chemical Industry Co. Ltd.	3,300	$71,252
	GungHo Online Entertainment, Inc.	870	14,712
	Gunma Bank Ltd.	200,100	2,079,965
	Gunze Ltd.	30,208	744,105
	H.U. Group Holdings, Inc.	18,300	446,526
	H2O Retailing Corp.	88,499	1,197,329
	Hachijuni Bank Ltd.	124,250	1,251,588
#	Hagihara Industries, Inc.	12,795	133,622
	Hagiwara Electric Holdings Co. Ltd.	6,900	158,421
#	Hakudo Co. Ltd.	6,200	89,163
	Hakuhodo DY Holdings, Inc.	38,100	275,781
	Hakuto Co. Ltd.	4,800	120,043
	Hakuyosha Co. Ltd.	1,600	32,905
	Halows Co. Ltd.	8,300	235,302
	Hamakyorex Co. Ltd.	69,200	686,427
#	Hamee Corp.	3,500	11,768
	Hankyu Hanshin Holdings, Inc.	50,452	1,354,836
	Hanwa Co. Ltd.	34,400	1,434,842
#	Happinet Corp.	19,600	798,382
	Hard Off Corp. Co. Ltd.	8,200	96,049
	Harima Chemicals Group, Inc.	10,000	58,380
	Haseko Corp.	166,400	2,687,191
#	Hashimoto Sogyo Holdings Co. Ltd.	5,200	40,322
	Hazama Ando Corp.	69,550	778,238
	Heiwa Corp.	20,700	269,087
	Heiwa Real Estate Co. Ltd.	7,434	108,801
	Heiwado Co. Ltd.	25,567	470,298
	Helios Techno Holding Co. Ltd.	19,300	108,603
#	Hennge KK	3,200	30,402
	Hibiya Engineering Ltd.	7,600	223,534
	Hiday Hidaka Corp.	11,900	254,017
	Hikari Tsushin, Inc.	600	158,932
#	HI-LEX Corp.	18,300	339,573
	Hioki EE Corp.	6,700	257,360
	Hirakawa Hewtech Corp.	9,960	149,995
	Hirano Tecseed Co. Ltd.	8,800	92,046
	Hirata Corp.	19,400	256,136
	Hirogin Holdings, Inc.	151,500	1,415,440

		Shares	Value»
JAPAN — (Continued)
	Hirose Electric Co. Ltd.	1,200	$160,761
	Hirose Tusyo, Inc.	2,900	70,538
	Hisaka Works Ltd.	16,600	151,716
	Hisamitsu Pharmaceutical Co., Inc.	7,200	187,154
	Hitachi Construction Machinery Co. Ltd.	60,000	1,952,817
	Hitachi Ltd. (6501 JP)	161,100	5,503,012
#	Hito Communications Holdings, Inc.	2,000	12,975
	Hochiki Corp.	11,400	284,949
#	Hodogaya Chemical Co. Ltd.	10,450	123,615
	Hogy Medical Co. Ltd.	7,200	249,936
	Hokkaido Coca-Cola Bottling Co. Ltd.	3,700	92,795
	Hokkan Holdings Ltd.	11,600	161,933
	Hokko Chemical Industry Co. Ltd.	17,500	184,055
#	Hokuetsu Corp.	61,200	324,563
	Hokuhoku Financial Group, Inc.	95,437	2,337,983
	Hokuriku Electric Industry Co. Ltd.	6,200	91,560
#	Hokuriku Electrical Construction Co. Ltd.	8,599	78,085
	Hokuryo Co. Ltd.	1,600	28,855
	Hokuto Corp.	11,600	137,277
	Honda Motor Co. Ltd. (7267 JP)	357,405	3,612,379
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	16,859	514,199
	H-One Co. Ltd.	22,900	198,416
#	Honeys Holdings Co. Ltd.	21,170	203,338
	Hoosiers Holdings Co. Ltd.	38,300	314,328
	Horiba Ltd.	20,900	1,941,780
	Hoshizaki Corp.	1,000	35,185
	Hosiden Corp.	39,700	632,861
	Hosokawa Micron Corp.	13,300	491,131
#	Hotland Holdings Co. Ltd.	6,400	85,269
	House Foods Group, Inc.	7,000	131,174
#	Howa Machinery Ltd.	9,000	83,158
	Hoya Corp.	32,800	5,327,770
	HS Holdings Co. Ltd.	6,400	41,639

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Hulic Co. Ltd.	58,667	$606,110
	Hyakugo Bank Ltd.	100,467	623,061
	Hyakujushi Bank Ltd.	18,801	658,189
	Ibiden Co. Ltd.	25,900	2,437,826
	IBJ, Inc.	5,100	26,590
	Ichiken Co. Ltd.	3,300	82,566
	Ichikoh Industries Ltd.	41,100	124,996
	Ichinen Holdings Co. Ltd.	20,600	268,800
	Ichiyoshi Securities Co. Ltd.	23,600	130,012
#	Icom, Inc.	6,700	136,300
	ID Holdings Corp.	4,200	55,066
	IDEA Consultants, Inc.	1,100	24,930
	Idec Corp.	25,400	386,657
	Idemitsu Kosan Co. Ltd.	529,835	3,684,340
	IDOM, Inc.	52,300	390,404
	IHI Corp.	93,800	1,942,044
	Iida Group Holdings Co. Ltd.	27,765	425,176
	Iino Kaiun Kaisha Ltd.	95,700	780,538
#	IKK Holdings, Inc.	8,200	40,305
	I’ll, Inc.	3,700	58,486
	Imasen Electric Industrial	4,500	22,708
	i-mobile Co. Ltd.	21,100	80,003
	Imuraya Group Co. Ltd.	3,500	56,281
	Inaba Denki Sangyo Co. Ltd.	27,300	803,904
	Inaba Seisakusho Co. Ltd.	6,700	68,810
	Inabata & Co. Ltd.	45,600	1,021,287
	Ines Corp.	18,500	204,373
#	I-Net Corp.	10,100	165,311
	INFRONEER Holdings, Inc.	193,468	2,072,647
	Innotech Corp.	12,900	152,742
	Inpex Corp.	435,200	8,030,363
	Insource Co. Ltd.	17,800	100,633
	Intage Holdings, Inc.	4,800	53,132
	Intelligent Wave, Inc.	4,100	27,513
#	Inter Action Corp.	1,600	14,723
	Internet Initiative Japan, Inc.	32,900	593,598
#	Inui Global Logistics Co. Ltd.	7,900	80,429
#	IPS, Inc.	4,000	78,021
	Iriso Electronics Co. Ltd.	7,323	147,004
	ISB Corp.	6,700	78,000
#	Ise Chemicals Corp.	1,600	326,602
	Iseki & Co. Ltd.	14,608	208,359

		Shares	Value»
JAPAN — (Continued)
	Isetan Mitsukoshi Holdings Ltd.	35,500	$557,140
#	Ishihara Chemical Co. Ltd.	3,300	46,598
	Ishihara Sangyo Kaisha Ltd.	26,500	407,796
	Ishizuka Glass Co. Ltd.	1,100	21,545
#	Istyle, Inc.	31,400	91,386
	Isuzu Motors Ltd.	209,500	2,570,624
	Itfor, Inc.	19,000	187,872
#	ITmedia, Inc.	9,300	96,824
#	Ito En Ltd.	24,581	506,639
	ITOCHU Corp.	59,400	3,440,641
	Itochu Enex Co. Ltd.	66,100	779,875
	Itochu-Shokuhin Co. Ltd.	4,700	285,685
	Itoham Yonekyu Holdings, Inc.	14,085	503,639
#	Itoki Corp.	29,353	473,484
	IwaiCosmo Holdings, Inc.	15,200	277,656
	Iwaki Co. Ltd.	9,600	158,610
	Iwatani Corp.	116,000	1,207,647
	Iwatsuka Confectionery Co. Ltd.	2,800	54,242
	Iyogin Holdings, Inc.	73,982	1,156,034
	Izumi Co. Ltd.	13,300	247,933
	J Front Retailing Co. Ltd.	92,969	1,398,315
	J Trust Co. Ltd.	43,500	114,386
	JAC Recruitment Co. Ltd.	48,800	321,398
	Jaccs Co. Ltd.	23,600	617,265
*	Jade Group, Inc.	6,300	66,347
	JAFCO Group Co. Ltd.	39,400	615,820
	JANOME Corp.	12,700	90,867
	Japan Airlines Co. Ltd.	48,400	871,945
	Japan Airport Terminal Co. Ltd.	20,800	646,286
	Japan Aviation Electronics Industry Ltd.	38,200	570,511
	Japan Business Systems, Inc.	8,100	77,728
#	Japan Cash Machine Co. Ltd.	10,000	64,700
	Japan Electronic Materials Corp.	7,900	223,531

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Elevator Service Holdings Co. Ltd.	57,200	$673,366
	Japan Engine Corp.	1,800	149,293
	Japan Exchange Group, Inc.	157,000	1,750,732
	Japan Investment Adviser Co. Ltd.	1,100	12,607
	Japan Lifeline Co. Ltd.	37,400	355,003
	Japan Material Co. Ltd.	16,100	201,153
	Japan Post Holdings Co. Ltd.	36,300	340,169
	Japan Post Insurance Co. Ltd.	18,100	468,108
	Japan Property Management Center Co. Ltd.	4,400	35,765
	Japan Pulp & Paper Co. Ltd.	97,600	457,972
	Japan Securities Finance Co. Ltd.	47,900	550,062
	Japan Steel Works Ltd.	5,400	353,663
	Japan System Techniques Co. Ltd.	6,800	94,217
	Japan Tobacco, Inc.	56,200	1,957,608
	Japan Transcity Corp.	35,900	267,056
	Japan Wool Textile Co. Ltd.	46,500	490,482
	JBCC Holdings, Inc.	60,400	506,539
	JCU Corp.	16,700	492,551
#	JDC Corp.	25,400	88,615
	Jeol Ltd.	24,000	806,572
	JFE Holdings, Inc.	129,560	1,484,785
	JFE Systems, Inc.	5,000	60,832
	JGC Holdings Corp.	83,000	839,502
	Jichodo Co. Ltd.	700	42,363
	JINS Holdings, Inc.	5,300	267,405
#	JINUSHI Co. Ltd.	10,000	188,145
	JK Holdings Co. Ltd.	16,800	137,344
	J-Lease Co. Ltd.	4,200	40,991
	JM Holdings Co. Ltd.	23,200	226,810
	JMS Co. Ltd.	6,600	18,409
	J-Oil Mills, Inc.	18,582	243,242
	Joshin Denki Co. Ltd.	20,101	348,039
	Joyful Honda Co. Ltd.	11,900	157,398
#	JP-Holdings, Inc.	44,900	173,064
	JSP Corp.	15,801	193,298
	JTEKT Corp.	97,400	974,394
#*	Juki Corp.	28,400	81,435

		Shares	Value»
JAPAN — (Continued)
	Juroku Financial Group, Inc.	12,800	$466,177
	Justsystems Corp.	13,000	419,870
	JVCKenwood Corp.	146,001	1,169,801
	K&O Energy Group, Inc.	13,458	303,392
	Kadokawa Corp.	3,153	70,784
	Kadoya Sesame Mills, Inc.	1,700	42,057
	Kaga Electronics Co. Ltd.	37,400	866,046
#	Kagome Co. Ltd.	3,700	63,924
	Kajima Corp.	17,222	555,183
	Kakaku.com, Inc.	37,800	671,990
	Kaken Pharmaceutical Co. Ltd.	5,000	118,927
	Kakiyasu Honten Co. Ltd.	2,700	45,695
	Kamakura Shinsho Ltd.	6,500	24,381
	Kameda Seika Co. Ltd.	1,800	44,870
	Kamei Corp.	19,600	370,745
	Kamigumi Co. Ltd.	21,600	648,393
#	Kanaden Corp.	14,900	202,282
	Kanadevia Corp.	190,240	1,409,617
#	Kanagawa Chuo Kotsu Co. Ltd.	2,600	59,169
	Kanamic Network Co. Ltd.	11,800	36,799
	Kanamoto Co. Ltd.	35,275	821,560
	Kandenko Co. Ltd.	75,400	2,304,387
	Kaneka Corp.	33,100	913,215
	Kaneko Seeds Co. Ltd.	5,700	61,229
	Kanematsu Corp.	80,300	1,625,741
	Kanemi Co. Ltd.	1,400	30,099
#	Kanro, Inc.	12,000	113,093
	Kansai Paint Co. Ltd.	48,200	773,629
	Kanto Denka Kogyo Co. Ltd.	45,405	306,358
	Kao Corp.	21,800	922,568
#	Kappa Create Co. Ltd.	5,200	50,238
	Katakura Industries Co. Ltd.	22,400	386,138
	Katitas Co. Ltd.	18,723	304,380
	Kato Sangyo Co. Ltd.	19,100	733,181
	Kato Works Co. Ltd.	9,900	88,966
	Kawada Technologies, Inc.	12,500	327,521

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kawai Musical Instruments Manufacturing Co. Ltd.	6,792	$114,209
	Kawasaki Heavy Industries Ltd.	11,200	896,858
#	Kawasaki Kisen Kaisha Ltd.	45,291	648,909
	KDDI Corp.	448,600	7,150,840
#	KeePer Technical Laboratory Co. Ltd.	8,300	197,716
	Keihan Holdings Co. Ltd.	16,300	330,228
	KEIWA, Inc.	20,200	151,170
	Keiyo Bank Ltd.	98,900	834,383
	Kenko Mayonnaise Co. Ltd.	9,896	116,850
	Kewpie Corp.	22,377	620,906
	KH Neochem Co. Ltd.	16,300	291,492
#	Kibun Foods, Inc.	14,500	101,067
	Kimura Chemical Plants Co. Ltd.	18,500	128,555
	Kimura Unity Co. Ltd.	13,200	72,019
	Kinden Corp.	16,500	660,943
#	King Jim Co. Ltd.	5,300	28,872
	Kirin Holdings Co. Ltd.	16,780	235,972
	Kissei Pharmaceutical Co. Ltd.	17,800	464,831
	Ki-Star Real Estate Co. Ltd.	11,300	383,604
	Kitagawa Corp.	5,800	60,697
#	Kita-Nippon Bank Ltd.	6,400	156,438
	Kitano Construction Corp.	12,800	109,368
	Kitz Corp.	126,100	1,413,654
	Kiyo Bank Ltd.	64,133	1,249,099
#*	KNT-CT Holdings Co. Ltd.	7,652	74,106
	Koa Corp.	22,600	200,821
	Koa Shoji Holdings Co. Ltd.	14,200	71,987
#	Koatsu Gas Kogyo Co. Ltd.	21,000	139,967
#	Kobe Bussan Co. Ltd.	35,400	821,425
	Kobe Steel Ltd.	272,680	3,209,271
	Koei Tecmo Holdings Co. Ltd.	19,800	266,507
	Kohnan Shoji Co. Ltd.	33,100	801,359
	Kohsoku Corp.	4,000	74,119
	Koike Sanso Kogyo Co. Ltd.	1,200	12,425
	Koito Manufacturing Co. Ltd.	16,900	251,645

		Shares	Value»
JAPAN — (Continued)
#	Kojima Co. Ltd.	1,300	$9,276
	Kokuyo Co. Ltd.	23,600	135,426
	Komatsu Ltd.	57,900	1,936,810
#	Komatsu Matere Co. Ltd.	24,900	138,722
	Komatsu Wall Industry Co. Ltd.	14,700	237,110
	KOMEDA Holdings Co. Ltd.	30,500	574,629
#	Komehyo Holdings Co. Ltd.	7,900	153,451
	Komeri Co. Ltd.	21,427	445,777
	Komori Corp.	30,511	286,544
	Konami Group Corp.	9,800	1,632,045
#	Kondotec, Inc.	17,600	191,734
	Konica Minolta, Inc.	115,100	395,247
	Konishi Co. Ltd.	54,700	437,816
	Konoike Transport Co. Ltd.	24,700	510,855
#	Konoshima Chemical Co. Ltd.	9,100	87,228
#	Kosaido Holdings Co. Ltd.	31,000	85,202
	Kose Corp.	600	22,986
	Koshidaka Holdings Co. Ltd.	29,600	226,430
#	Kotobuki Spirits Co. Ltd.	45,400	544,307
#*	Kourakuen Corp.	3,300	22,049
	Kozo Keikaku Engineering Holdings, Inc.	6,400	131,716
	KPP Group Holdings Co. Ltd.	67,200	331,955
	Kraftia Corp.	24,000	1,269,549
	Krosaki Harima Corp.	24,000	643,610
	KRS Corp.	10,500	198,260
	K’s Holdings Corp.	92,020	912,220
	KU Holdings Co. Ltd.	20,000	152,746
	Kubota Corp. (6326 JP)	42,600	551,549
#	Kumagai Gumi Co. Ltd.	62,528	567,729
#	Kumiai Chemical Industry Co. Ltd.	11,274	49,875
	Kurabo Industries Ltd.	13,300	604,743
	Kuraray Co. Ltd.	203,600	2,206,322
#	Kureha Corp.	18,900	451,823
#	Kurimoto Ltd.	41,500	465,971
	Kurita Water Industries Ltd.	17,400	659,181
	Kuriyama Holdings Corp.	11,200	120,574

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Kusuri No. Aoki Holdings Co. Ltd.	24,900	$630,937
	KYB Corp.	30,200	765,839
	Kyocera Corp.	140,840	1,868,862
	Kyodo Printing Co. Ltd.	16,300	158,518
	Kyoei Steel Ltd.	19,200	285,836
#	Kyokuto Boeki Kaisha Ltd.	11,000	127,084
	Kyokuto Kaihatsu Kogyo Co. Ltd.	25,300	423,386
	Kyokuto Securities Co. Ltd.	13,401	132,394
	Kyokuyo Co. Ltd.	13,800	426,614
	Kyorin Pharmaceutical Co. Ltd.	39,900	363,698
	Kyoritsu Maintenance Co. Ltd.	27,000	525,470
#	Kyosan Electric Manufacturing Co. Ltd.	24,000	82,202
	Kyoto Financial Group, Inc.	41,100	832,619
#	Kyowa Electronic Instruments Co. Ltd.	4,800	21,596
	Kyowa Kirin Co. Ltd.	12,000	185,808
	Kyowa Leather Cloth Co. Ltd.	7,300	41,293
	Kyushu Financial Group, Inc.	161,580	926,076
	Kyushu Leasing Service Co. Ltd.	1,900	16,335
	LA Holdings Co. Ltd.	2,600	126,649
#	Lacto Japan Co. Ltd.	7,300	163,442
#	Lasertec Corp.	3,600	730,916
	LEC, Inc.	19,300	127,681
	Leopalace21 Corp.	105,700	431,661
	Life Corp.	33,600	527,129
#	Lifedrink Co., Inc.	23,600	307,089
	LIFULL Co. Ltd.	57,200	71,244
#	LIKE, Inc.	7,300	71,009
	Link & Motivation, Inc.	20,000	63,819
	Lintec Corp.	13,500	343,092
	Lion Corp.	23,900	235,511
	Lixil Corp.	85,500	947,646
#	Look Holdings, Inc.	5,800	99,449
*	Luckland Co. Ltd.	3,000	22,710
	LY Corp.	130,800	384,358
	M&A Capital Partners Co. Ltd.	700	13,366
	M3, Inc.	19,700	276,093

		Shares	Value»
JAPAN — (Continued)
	Mabuchi Motor Co. Ltd.	41,600	$734,906
	Macnica Holdings, Inc.	79,950	1,138,227
	Maeda Kosen Co. Ltd.	25,800	322,330
#	Maezawa Industries, Inc.	16,500	205,777
	Maezawa Kasei Industries Co. Ltd.	11,300	152,743
#	Maezawa Kyuso Industries Co. Ltd.	13,500	125,457
	Makino Milling Machine Co. Ltd.	13,489	979,966
	Makita Corp. (6586 JP)	3,343	101,063
#	Makita Corp. (MKTAY US), Sponsored ADR	2,776	89,484
	Mamiya-Op Co. Ltd.	8,000	97,790
#	Mammy Mart Holdings Corp.	6,000	61,465
#	Management Solutions Co. Ltd.	2,400	20,833
	Mandom Corp.	35,407	557,066
	Mani, Inc.	19,800	189,419
	Mars Group Holdings Corp.	14,180	282,199
	Marubeni Corp.	41,200	1,012,532
#	Marubun Corp.	17,900	137,700
#	Maruchiyo Yamaokaya Corp.	5,600	97,374
	Marudai Food Co. Ltd.	14,900	181,142
	Maruha Nichiro Corp.	31,068	694,476
	Marui Group Co. Ltd.	31,300	600,282
	Maruichi Steel Tube Ltd.	77,100	651,903
	MARUKA FURUSATO Corp.	12,669	185,538
#	Marumae Co. Ltd.	3,100	43,394
#	Marusan Securities Co. Ltd.	24,510	147,514
	Maruwa Co. Ltd.	4,300	1,215,769
	Maruzen Co. Ltd.	5,586	125,912
	Maruzen Showa Unyu Co. Ltd.	13,300	598,480
	Matsuda Sangyo Co. Ltd.	13,700	367,867
#	Matsui Construction Co. Ltd.	13,500	120,886
	MatsukiyoCocokara & Co.	40,780	738,836
	Matsuoka Corp.	4,400	64,330

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Matsuyafoods Holdings Co. Ltd.	4,600	$174,601
	Max Co. Ltd.	5,200	188,489
	Maxell Ltd.	39,000	565,340
	Maxvalu Tokai Co. Ltd.	7,900	179,087
	Mazda Motor Corp.	119,400	822,768
	McDonald’s Holdings Co. Japan Ltd.	16,600	649,391
	MCJ Co. Ltd.	52,900	499,007
	Mebuki Financial Group, Inc.	385,923	2,408,011
	MEC Co. Ltd.	5,200	153,400
#	Medical System Network Co. Ltd.	30,255	96,457
	Medikit Co. Ltd.	2,800	49,177
	Medipal Holdings Corp.	39,800	647,562
#	Medius Holdings Co. Ltd.	7,000	36,261
	Megachips Corp.	1,100	57,655
	Megmilk Snow Brand Co. Ltd.	38,757	710,828
	Meidensha Corp.	32,100	1,271,258
#	Meiji Electric Industries Co. Ltd.	6,100	91,926
	MEIJI Holdings Co. Ltd.	2,000	38,500
#	Meiji Shipping Group Co. Ltd.	17,800	80,822
	Meiko Electronics Co. Ltd.	21,000	1,381,137
	Meisei Industrial Co. Ltd.	33,800	361,683
	MEITEC Group Holdings, Inc.	38,700	793,294
#	Meito Co. Ltd.	7,200	99,599
	Meiwa Corp.	23,700	121,784
	Meiwa Estate Co. Ltd.	19,300	133,892
#	Menicon Co. Ltd.	11,200	87,316
*	Mercari, Inc.	11,300	167,561
	METAWATER Co. Ltd.	13,400	287,611
	Micronics Japan Co. Ltd.	12,100	713,682
#	Midac Holdings Co. Ltd.	5,600	67,324
#	Mie Kotsu Group Holdings, Inc.	75,035	261,756
#	Mikuni Corp.	9,300	23,180
	MIMAKI ENGINEERING Co. Ltd.	14,700	162,020

		Shares	Value»
JAPAN — (Continued)
	Minebea Mitsumi, Inc.	56,439	$1,115,447
#	Mirai Industry Co. Ltd.	6,700	144,849
	Mirait One Corp.	39,610	767,535
	Mirarth Holdings, Inc.	13,200	32,537
	Miroku Jyoho Service Co. Ltd.	4,900	56,011
	MISUMI Group, Inc.	11,300	176,179
	Mitani Corp.	32,000	482,645
	Mitani Sangyo Co. Ltd.	22,200	71,817
	Mitani Sekisan Co. Ltd.	5,300	258,982
#	Mito Securities Co. Ltd.	48,000	159,398
	Mitsuba Corp.	43,259	262,950
	Mitsubishi Chemical Group Corp.	527,880	2,757,421
	Mitsubishi Corp.	160,000	3,842,024
	Mitsubishi Electric Corp.	76,200	2,163,515
	Mitsubishi Estate Co. Ltd.	27,800	589,134
	Mitsubishi Gas Chemical Co., Inc.	50,891	941,532
	Mitsubishi HC Capital, Inc.	561,770	4,394,540
	Mitsubishi Heavy Industries Ltd.	32,500	981,164
	Mitsubishi Kakoki Kaisha Ltd.	17,700	377,294
	Mitsubishi Logisnext Co. Ltd.	40,900	407,290
	Mitsubishi Logistics Corp.	91,495	663,433
	Mitsubishi Materials Corp.	49,380	950,754
	Mitsubishi Motors Corp.	154,600	376,748
	Mitsubishi Paper Mills Ltd.	17,200	68,056
#	Mitsubishi Pencil Co. Ltd.	12,350	163,821
	Mitsubishi Research Institute, Inc.	7,800	246,607
	Mitsubishi Steel Manufacturing Co. Ltd.	6,700	81,451
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	468,400	7,075,307
	Mitsuboshi Belting Ltd.	11,600	279,311

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsui & Co. Ltd. (8031 JP)	58,400	$1,436,151
	Mitsui Chemicals, Inc.	67,600	1,595,965
	Mitsui DM Sugar Co. Ltd.	13,699	269,781
	Mitsui E&S Co. Ltd.	87,000	3,536,983
	Mitsui Fudosan Co. Ltd.	32,400	337,362
	Mitsui High-Tec, Inc.	57,500	286,783
	Mitsui Kinzoku Co. Ltd.	55,200	5,622,534
#	Mitsui Matsushima Holdings Co. Ltd.	77,000	646,689
#	Mitsui OSK Lines Ltd.	36,600	1,087,445
	Mitsui-Soko Holdings Co. Ltd.	84,900	2,228,053
	Mitsuuroko Group Holdings Co. Ltd.	30,400	415,355
	MIXI, Inc.	6,800	137,222
#	Miyaji Engineering Group, Inc.	23,200	297,303
	Miyazaki Bank Ltd.	15,300	460,085
	Miyoshi Oil & Fat Co. Ltd.	11,155	159,172
	Mizuho Financial Group, Inc. (8411 JP)	168,905	5,657,551
	Mizuho Leasing Co. Ltd.	129,000	1,033,452
	Mizuho Medy Co. Ltd.	8,100	85,666
	Mizuno Corp.	46,800	844,276
	Mochida Pharmaceutical Co. Ltd.	12,575	240,224
	Monogatari Corp.	15,300	382,538
	MonotaRO Co. Ltd.	37,600	524,599
	Morinaga & Co. Ltd.	48,600	837,415
	Morinaga Milk Industry Co. Ltd.	63,600	1,372,876
	Moriroku Co. Ltd.	12,500	190,144
	Morita Holdings Corp.	24,700	373,421
	Morito Co. Ltd.	13,100	138,005
	Morozoff Ltd.	7,900	78,125
#	Mory Industries, Inc.	24,000	149,417
	MrMax Holdings Ltd.	15,500	77,443
	MS&AD Insurance Group Holdings, Inc.	118,246	2,437,577
	Mugen Estate Co. Ltd.	10,200	134,659
	m-up Holdings, Inc.	14,700	183,647
	Murakami Corp.	4,800	210,765
	Murata Manufacturing Co. Ltd.	57,900	1,248,377

		Shares	Value»
JAPAN — (Continued)
	Musashi Co. Ltd.	900	$13,564
	Musashi Seimitsu Industry Co. Ltd.	44,200	997,155
	Musashino Bank Ltd.	23,200	624,140
	Muto Seiko Co.	5,800	63,319
#	NAC Co. Ltd.	7,400	25,089
#	Nachi-Fujikoshi Corp.	12,926	330,652
#	Nafco Co. Ltd.	6,400	82,961
	Nagano Keiki Co. Ltd.	18,700	284,459
	Nagase & Co. Ltd.	52,400	1,144,323
	Nagase Brothers, Inc.	6,100	88,807
#	Nakakita Seisakusho Co. Ltd.	900	36,425
	Nakamoto Packs Co. Ltd.	4,500	52,913
#	Nakamuraya Co. Ltd.	2,008	39,616
	Nakanishi, Inc.	6,000	79,441
#	Nakano Corp.	5,600	34,662
#	Nakayama Steel Works Ltd.	29,400	117,491
	Namura Shipbuilding Co. Ltd.	34,900	1,183,671
	Nanto Bank Ltd.	16,653	553,870
	Nanyo Corp.	13,400	116,663
	Narasaki Sangyo Co. Ltd.	2,400	53,037
	Natori Co. Ltd.	3,800	47,943
	NCD Co. Ltd./Shinagawa	2,900	50,299
*	NE, Inc.	3,500	18,169
	NEC Capital Solutions Ltd.	15,100	373,091
	NEC Corp.	46,000	1,670,722
	Neturen Co. Ltd.	17,300	133,729
	New Art Holdings Co. Ltd.	7,369	68,515
	New Cosmos Electric Co. Ltd.	900	25,945
#	Nextage Co. Ltd.	37,600	565,008
	NF Holdings Corp.	2,400	19,370
	NGK Insulators Ltd.	85,100	1,435,769
	NH Foods Ltd.	25,000	923,319
	NHK Spring Co. Ltd.	122,769	2,301,656
#	Nicca Chemical Co. Ltd.	6,100	57,374
	Nichias Corp.	42,039	1,568,654
#	Nichiban Co. Ltd.	9,200	114,028
	Nichicon Corp.	33,300	334,112
	Nichiden Corp.	6,800	109,461
	Nichiha Corp.	21,900	389,531
	Nichimo Co. Ltd.	5,100	82,422
	Nichirei Corp.	76,000	899,640
#	Nichireki Group Co. Ltd.	25,300	397,960
	Nichirin Co. Ltd.	13,920	323,917

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nifco, Inc.	26,000	$753,468
	Nihon Dempa Kogyo Co. Ltd.	20,101	146,812
	Nihon Dengi Co. Ltd.	4,400	156,155
	Nihon Denkei Co. Ltd.	6,600	87,196
	Nihon Flush Co. Ltd.	9,100	47,711
#	Nihon House Holdings Co. Ltd.	20,226	38,937
	Nihon Kagaku Sangyo Co. Ltd.	10,600	153,684
	Nihon M&A Center Holdings, Inc.	44,900	211,469
	Nihon Nohyaku Co. Ltd.	32,900	184,106
	Nihon Parkerizing Co. Ltd.	33,406	290,154
	Nihon Tokushu Toryo Co. Ltd.	11,600	157,008
	Nihon Trim Co. Ltd.	700	21,853
	Nihon Yamamura Glass Co. Ltd.	5,000	86,408
	Nikkiso Co. Ltd.	41,734	407,993
#	Nikko Co. Ltd.	26,600	131,903
	Nikkon Holdings Co. Ltd.	94,000	2,120,081
	Nikon Corp.	96,000	1,119,617
	Nippi, Inc.	1,599	130,647
	Nippn Corp.	40,900	581,477
	Nippon Air Conditioning Services Co. Ltd.	16,100	136,888
	Nippon Aqua Co. Ltd.	9,500	57,566
#	Nippon Beet Sugar Manufacturing Co. Ltd.	9,200	178,321
	Nippon Carbide Industries Co., Inc.	9,100	125,268
#	Nippon Carbon Co. Ltd.	8,754	246,188
	Nippon Care Supply Co. Ltd.	100	1,573
	Nippon Chemical Industrial Co. Ltd.	6,100	110,719
*	Nippon Chemi-Con Corp.	23,818	240,356
#*	Nippon Coke & Engineering Co. Ltd.	87,400	53,760
#	Nippon Concrete Industries Co. Ltd.	32,900	68,873
	Nippon Denko Co. Ltd.	95,873	209,259

		Shares	Value»
JAPAN — (Continued)
	Nippon Densetsu Kogyo Co. Ltd.	20,000	$373,116
	Nippon Dry-Chemical Co. Ltd.	5,400	295,043
	Nippon Electric Glass Co. Ltd.	38,500	1,296,173
	Nippon Express Holdings, Inc.	108,000	2,297,730
#	Nippon Fine Chemical Co. Ltd.	9,700	156,270
	Nippon Gas Co. Ltd.	68,400	1,309,418
	Nippon Hume Corp.	16,100	324,564
	Nippon Kayaku Co. Ltd.	59,900	547,750
	Nippon Kodoshi Corp.	4,200	74,121
	Nippon Light Metal Holdings Co. Ltd.	62,130	904,754
	Nippon Paint Holdings Co. Ltd.	62,700	398,836
	Nippon Paper Industries Co. Ltd.	91,219	682,454
	Nippon Parking Development Co. Ltd.	127,800	223,946
	Nippon Rietec Co. Ltd.	11,303	150,829
	Nippon Sanso Holdings Corp.	44,100	1,464,641
	Nippon Seiki Co. Ltd.	46,100	532,709
	Nippon Seisen Co. Ltd.	11,000	78,926
*	Nippon Sheet Glass Co. Ltd.	127,900	478,521
	Nippon Shinyaku Co. Ltd.	19,400	405,917
	Nippon Shokubai Co. Ltd.	42,000	486,626
	Nippon Signal Co. Ltd.	28,976	236,929
	Nippon Soda Co. Ltd.	32,400	718,273
	Nippon Steel Corp.	633,750	2,612,335
	Nippon Television Holdings, Inc.	1,200	29,115
	Nippon Thompson Co. Ltd.	45,500	197,023
	Nippon Yakin Kogyo Co. Ltd.	19,100	529,200
	Nippon Yusen KK	55,663	1,922,229
	Nipro Corp.	112,700	1,100,104
	Nishikawa Rubber Co. Ltd.	20,400	375,466
	Nishimatsuya Chain Co. Ltd.	7,100	94,998

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nishi-Nippon Financial Holdings, Inc.	81,600	$1,394,403
	Nishio Holdings Co. Ltd.	23,216	660,465
	Nissan Chemical Corp.	42,600	1,439,269
#	Nissan Shatai Co. Ltd.	46,799	311,581
	Nissan Tokyo Sales Holdings Co. Ltd.	48,200	157,087
	Nissei ASB Machine Co. Ltd.	6,200	274,620
#	Nissei Plastic Industrial Co. Ltd.	5,700	31,411
	Nissha Co. Ltd.	32,400	281,494
	Nisshin Group Holdings Co. Ltd.	28,100	109,741
	Nisshin Oillio Group Ltd.	23,200	766,555
	Nisshin Seifun Group, Inc.	21,300	240,807
	Nisshinbo Holdings, Inc.	68,808	543,775
	Nisso Holdings Co. Ltd.	10,600	44,223
	Nissui Corp.	226,400	1,577,332
	Niterra Co. Ltd.	69,100	2,834,695
	Nitta Corp.	16,604	435,233
	Nitta Gelatin, Inc.	16,200	104,075
	NITTAN Corp.	8,300	35,848
	Nittetsu Mining Co. Ltd.	57,000	624,315
	Nitto Denko Corp.	132,400	3,297,402
	Nitto Fuji Flour Milling Co. Ltd.	2,600	117,150
	Nitto Kogyo Corp.	25,500	610,657
	Nitto Kohki Co. Ltd.	3,700	41,088
	Nitto Seiko Co. Ltd.	24,300	108,507
	Nittoc Construction Co. Ltd.	27,600	219,200
#	Nittoku Co. Ltd.	9,400	148,525
	Noevir Holdings Co. Ltd.	1,685	47,819
	NOF Corp.	16,000	284,713
	Nohmi Bosai Ltd.	2,700	66,387
#	Nojima Corp.	186,900	1,380,037
	NOK Corp.	45,500	807,922
	Nomura Holdings, Inc. (8604 JP)	120,000	856,332
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	8,048	57,302
	Nomura Micro Science Co. Ltd.	900	22,928

		Shares	Value»
JAPAN — (Continued)
	Nomura Real Estate Holdings, Inc.	157,500	$899,462
	Nomura Research Institute Ltd.	82,500	3,185,577
	Noritake Co. Ltd.	18,800	588,878
	Noritsu Koki Co. Ltd.	48,600	527,556
	Noritz Corp.	30,238	392,626
	North Pacific Bank Ltd.	127,900	598,999
	NPR-RIKEN Corp.	25,424	514,788
#	NS Solutions Corp.	10,400	262,047
#	NS Tool Co. Ltd.	10,600	52,628
	NS United Kaiun Kaisha Ltd.	14,200	507,667
	NSD Co. Ltd.	28,480	608,493
	NSK Ltd.	82,093	413,667
	NSW, Inc.	8,700	140,155
	NTN Corp.	469,231	1,047,583
	Oat Agrio Co. Ltd.	4,300	61,130
	Obara Group, Inc.	8,100	220,217
	Obayashi Corp.	35,600	602,261
	Odawara Engineering Co. Ltd.	2,100	35,158
#	Oenon Holdings, Inc.	42,300	141,526
	Ogaki Kyoritsu Bank Ltd.	24,000	574,515
#	Ohara, Inc.	2,700	19,919
#	Ohashi Technica, Inc.	9,700	128,724
	Ohki Healthcare Holdings Co. Ltd.	1,200	10,935
	Ohmoto Gumi Co. Ltd.	4,200	39,281
	Ohsho Food Service Corp.	3,000	65,571
	OIE Sangyo Co. Ltd.	4,100	57,902
	Oiles Corp.	19,216	281,478
	Oita Bank Ltd.	10,200	336,655
	Oji Holdings Corp.	238,900	1,205,342
	Okabe Co. Ltd.	32,741	194,815
#	Okada Aiyon Corp.	2,400	31,815
	Okamoto Industries, Inc.	7,100	232,352
	Okamoto Machine Tool Works Ltd.	5,237	162,866
	Okamura Corp.	35,100	513,478
	Okasan Securities Group, Inc.	66,400	297,571
	Oki Electric Industry Co. Ltd.	133,558	1,595,664
	Okinawa Cellular Telephone Co.	32,400	540,129
	Okinawa Financial Group, Inc.	16,100	401,239
	OKUMA Corp.	35,000	779,196

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Okumura Corp.	18,900	$599,136
#	Okura Industrial Co. Ltd.	9,000	289,838
	Okuwa Co. Ltd.	25,200	135,905
	Olympus Corp.	123,000	1,513,756
	Omron Corp.	8,700	242,597
	Onamba Co. Ltd.	400	3,473
	One Career, Inc.	3,600	59,354
	Ono Pharmaceutical Co. Ltd.	4,200	51,254
#	Onoken Co. Ltd.	14,500	129,453
	Onward Holdings Co. Ltd.	144,800	607,687
#	Ootoya Holdings Co. Ltd.	2,100	76,798
	Open House Group Co. Ltd.	27,500	1,323,381
	Optex Group Co. Ltd.	24,600	371,363
#	Optimus Group Co. Ltd.	8,300	18,066
	Optorun Co. Ltd.	2,100	23,122
	Oracle Corp. Japan	8,400	774,395
	Organo Corp.	10,100	866,774
	Orient Corp.	16,384	102,397
	Oriental Shiraishi Corp.	105,700	291,103
	ORIX Corp. (8591 JP)	108,300	2,649,238
#	Osaka Organic Chemical Industry Ltd.	9,200	228,378
#	Osaka Steel Co. Ltd.	10,300	173,260
	Osaki Electric Co. Ltd.	33,900	274,736
	OSG Corp.	45,400	658,222
	Otsuka Corp.	22,600	446,803
	Otsuka Holdings Co. Ltd.	20,400	1,110,249
	OUG Holdings, Inc.	3,500	87,795
	Oval Corp.	8,600	36,649
	Oyo Corp.	16,600	309,776
#	Ozu Corp.	3,900	43,164
	Pacific Industrial Co. Ltd.	44,600	889,441
#	Pacific Metals Co. Ltd.	17,355	230,522
	Pack Corp.	35,200	274,269
	PAL GROUP Holdings Co. Ltd.	79,200	1,019,099
	PALTAC Corp.	11,650	343,587
	Pan Pacific International Holdings Corp.	443,000	2,635,233

		Shares	Value»
JAPAN — (Continued)
	Panasonic Holdings Corp.	207,181	$2,407,283
	Paramount Bed Holdings Co. Ltd.	25,286	579,070
#	Park24 Co. Ltd.	44,000	514,214
	Parker Corp.	10,200	74,067
	Pasona Group, Inc.	17,700	218,871
	Pegasus Co. Ltd.	23,800	127,160
	Penta-Ocean Construction Co. Ltd.	157,800	1,444,658
	People Dreams & Technologies Group Co. Ltd.	7,000	72,817
*	PeptiDream, Inc.	6,100	61,763
	Persol Holdings Co. Ltd.	614,500	1,019,373
#	Pharma Foods International Co. Ltd.	4,600	23,736
	PHC Holdings Corp.	22,400	146,421
*	PIA Corp.	2,900	56,516
	Pickles Holdings Co. Ltd.	4,700	33,508
#	Pigeon Corp.	8,400	95,017
	PILLAR Corp.	21,300	670,768
	Pilot Corp.	17,100	516,352
#	Piolax, Inc.	19,113	212,965
#	Plus Alpha Consulting Co. Ltd.	12,200	187,028
#	Pole To Win Holdings, Inc.	9,800	21,002
#	Port, Inc.	3,400	43,169
	Premium Group Co. Ltd.	27,600	353,328
	Premium Water Holdings, Inc.	2,000	42,972
#	Press Kogyo Co. Ltd.	97,100	411,521
	Prestige International, Inc.	56,900	244,356
	Prima Meat Packers Ltd.	27,300	438,546
	Procrea Holdings, Inc.	7,034	78,989
#	Pronexus, Inc.	6,000	42,534
#	Pro-Ship, Inc.	10,200	98,707
	PS Construction Co. Ltd.	25,700	301,416
	QB Net Holdings Co. Ltd.	21,008	184,920
#	Qol Holdings Co. Ltd.	27,800	350,511
	Quick Co. Ltd.	6,500	99,115
	Raito Kogyo Co. Ltd.	26,400	552,495
	Raiznext Corp.	22,600	280,795

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Raksul, Inc.	22,000	$151,044
#	Rakumachi, Inc.	2,200	16,946
	Rakus Co. Ltd.	53,400	431,088
*	Rakuten Bank Ltd.	8,600	472,031
*	Rakuten Group, Inc.	3,300	21,589
	Rasa Corp.	7,200	77,101
	Rasa Industries Ltd.	12,500	407,268
	Recruit Holdings Co. Ltd.	69,900	3,466,197
	Relo Group, Inc.	34,200	368,158
#	Renaissance, Inc.	7,800	53,163
	Renesas Electronics Corp.	58,500	722,450
	Rengo Co. Ltd.	138,100	841,088
#*	RENOVA, Inc.	42,200	226,106
	Resona Holdings, Inc.	210,889	2,033,201
	Resonac Holdings Corp.	85,317	3,323,926
	Resorttrust, Inc.	55,800	657,558
	Restar Corp.	15,600	260,984
	Retail Partners Co. Ltd.	4,500	37,593
	Rheon Automatic Machinery Co. Ltd.	16,600	155,691
	Rhythm Co. Ltd.	4,800	104,400
	Ricoh Co. Ltd.	174,700	1,498,713
	Ricoh Leasing Co. Ltd.	17,300	635,344
#	Ride On Express Holdings Co. Ltd.	3,200	20,761
	Riken Keiki Co. Ltd.	4,799	109,302
	Riken Technos Corp.	39,800	360,759
	Riken Vitamin Co. Ltd.	19,000	344,928
	Rinnai Corp.	15,300	346,785
	Rion Co. Ltd.	7,300	118,320
	Riso Kagaku Corp.	2,716	20,588
	Rix Corp.	1,400	33,817
#	Rock Field Co. Ltd.	5,500	50,619
#	Rohm Co. Ltd.	17,200	275,435
	Rohto Pharmaceutical Co. Ltd.	14,200	220,243
#	Rokko Butter Co. Ltd.	9,141	69,595
	Roland Corp.	2,400	50,843
	Rorze Corp.	76,000	1,058,330
	Round One Corp.	111,300	799,157
	Royal Holdings Co. Ltd.	18,800	312,223
	Ryobi Ltd.	24,700	440,943
	RYODEN Corp.	11,500	238,254
	Ryohin Keikaku Co. Ltd.	189,600	3,899,951
	Ryoyo Ryosan Holdings, Inc.	12,224	235,546
	S Foods, Inc.	16,600	269,421

		Shares	Value»
JAPAN — (Continued)
	S&B Foods, Inc.	12,800	$276,556
#	Sac’s Bar Holdings, Inc.	14,176	72,013
	Saizeriya Co. Ltd.	5,700	186,379
	Sakai Chemical Industry Co. Ltd.	12,700	234,340
	Sakai Heavy Industries Ltd.	6,000	79,883
	Sakai Moving Service Co. Ltd.	16,500	301,665
	Sakata INX Corp.	44,600	658,375
	Sakata Seed Corp.	7,500	192,174
	Sala Corp.	50,200	342,048
#	Samco, Inc.	1,600	42,931
	San Holdings, Inc.	18,800	183,189
	San ju San Financial Group, Inc.	6,560	155,155
	San-A Co. Ltd.	19,000	330,499
	San-Ai Obbli Co. Ltd.	56,500	748,337
	Sangetsu Corp.	31,100	608,125
	San-In Godo Bank Ltd.	80,177	704,970
*	Sanken Electric Co. Ltd.	11,300	543,120
	Sanki Engineering Co. Ltd.	39,400	1,354,021
	Sanko Gosei Ltd.	42,101	229,816
	Sanko Metal Industrial Co. Ltd.	16,500	145,275
	Sankyo Co. Ltd.	94,500	1,639,325
	Sankyo Frontier Co. Ltd.	5,500	71,572
	Sankyo Seiko Co. Ltd.	29,700	129,824
	Sankyu, Inc.	33,500	1,710,514
	Sanoh Industrial Co. Ltd.	45,500	270,692
	Sanrio Co. Ltd.	31,900	1,476,280
	Sansei Technologies, Inc.	9,200	135,140
	Sansha Electric Manufacturing Co. Ltd.	2,100	12,308
	Sanshin Electronics Co. Ltd.	9,400	178,214
	Santec Holdings Corp.	4,100	242,053
	Santen Pharmaceutical Co. Ltd.	35,800	350,760
	Sanwa Holdings Corp.	112,300	3,062,613
	Sanyo Chemical Industries Ltd.	8,608	234,214

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sanyo Denki Co. Ltd.	24,000	$613,704
	Sanyo Industries Ltd.	400	11,881
	Sanyo Shokai Ltd.	9,337	192,634
	Sanyo Trading Co. Ltd.	23,300	239,836
	Sapporo Holdings Ltd.	13,300	639,151
	Sato Corp.	22,600	320,774
	Sato Foods Co. Ltd.	800	40,519
	Sato Shoji Corp.	9,500	132,558
#	Satori Electric Co. Ltd.	5,800	72,167
	Sawai Group Holdings Co. Ltd.	26,083	311,490
	SAXA, Inc.	1,900	66,312
	SBI Holdings, Inc.	41,051	1,834,447
#	SBS Holdings, Inc.	17,900	393,652
#	SCREEN Holdings Co. Ltd.	17,800	1,687,399
	Scroll Corp.	40,400	287,153
	SCSK Corp.	38,265	1,406,109
	SEC Carbon Ltd.	5,800	80,294
	Secom Co. Ltd.	7,110	240,352
	Seed Co. Ltd.	18,600	68,538
	Sega Sammy Holdings, Inc.	8,100	149,880
	Seibu Giken Co. Ltd.	2,200	24,281
	Seibu Holdings, Inc.	56,900	1,999,923
	Seika Corp.	21,000	313,097
	Seikagaku Corp.	29,600	126,100
#	Seikitokyu Kogyo Co. Ltd.	10,700	102,943
	Seiko Epson Corp.	62,900	796,981
	Seiko Group Corp.	23,236	1,067,086
	Seino Holdings Co. Ltd.	30,000	423,959
	Seiren Co. Ltd.	20,900	427,996
	Sekisui Chemical Co. Ltd.	42,500	736,282
	Sekisui House Ltd.	39,140	839,759
	Sekisui Jushi Corp.	20,386	272,587
	SEMITEC Corp.	7,200	110,607
	Senko Group Holdings Co. Ltd.	99,500	1,298,690
#	Senshu Electric Co. Ltd.	12,500	366,142
	Senshu Ikeda Holdings, Inc.	133,600	576,663
	Seria Co. Ltd.	15,200	289,437
	Seven & i Holdings Co. Ltd.	476,800	6,064,798
	Seven Bank Ltd.	230,000	422,511
#	SFP Holdings Co. Ltd.	4,100	53,738

		Shares	Value»
JAPAN — (Continued)
	SG Holdings Co. Ltd.	107,600	$988,909
	Sharingtechnology, Inc.	12,100	73,282
*	Sharp Corp.	8,433	46,813
	Shibaura Machine Co. Ltd.	21,200	588,704
	Shibaura Mechatronics Corp.	14,100	1,660,822
	Shibusawa Logistics Corp.	30,100	216,080
	Shibuya Corp.	15,400	341,653
*	SHIFT, Inc.	58,500	403,245
	Shiga Bank Ltd.	20,467	826,733
	Shikibo Ltd.	11,002	71,605
	Shikoku Bank Ltd.	31,901	301,066
	Shikoku Kasei Holdings Corp.	29,400	523,364
#	Shima Seiki Manufacturing Ltd.	16,300	104,838
	Shimadaya Corp.	7,100	81,202
	Shimadzu Corp.	10,800	290,363
	Shimamura Co. Ltd.	3,800	244,985
	Shimizu Corp.	38,900	522,161
	Shimojima Co. Ltd.	3,100	25,945
	Shin Nippon Air Technologies Co. Ltd.	19,600	391,407
	Shin Nippon Biomedical Laboratories Ltd.	7,100	67,157
	Shinagawa Refra Co. Ltd.	35,900	430,277
	Shindengen Electric Manufacturing Co. Ltd.	3,300	74,942
	Shin-Etsu Chemical Co. Ltd.	59,800	1,797,524
	Shin-Etsu Polymer Co. Ltd.	30,100	376,942
	Shinko Shoji Co. Ltd.	30,300	200,092
	Shinmaywa Industries Ltd.	50,000	650,249
	Shinnihon Corp.	26,100	299,973
#	Shinobu Foods Products Co. Ltd.	7,000	67,008
	Shinsho Corp.	14,400	216,971
	Shinwa Co. Ltd. (3447 JP)	12,600	67,882
	Shinwa Co. Ltd. (7607 JP)	7,600	151,457
	Shionogi & Co. Ltd.	28,900	484,728
	Ship Healthcare Holdings, Inc.	36,700	549,011

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shirai Electronics Industrial Co. Ltd.	10,200	$44,084
	Shizuoka Financial Group, Inc.	83,400	1,123,199
	Shizuoka Gas Co. Ltd.	42,600	311,514
	Shoei Co. Ltd.	26,000	276,176
#	Shoei Foods Corp.	3,300	84,356
	Showa Sangyo Co. Ltd.	22,109	422,028
	SIGMAXYZ Holdings, Inc.	43,600	247,249
	Siix Corp.	37,200	333,634
*	Simplex Holdings, Inc.	9,100	253,741
#	Sinanen Holdings Co. Ltd.	7,300	292,334
	Sinfonia Technology Co. Ltd.	26,300	1,810,151
	Sinko Industries Ltd.	24,900	208,033
	Sintokogio Ltd.	24,000	160,725
	SK Kaken Co. Ltd.	3,900	229,435
#	SK-Electronics Co. Ltd.	10,000	192,987
	SKY Perfect JSAT Holdings, Inc.	128,700	1,266,404
	Skylark Holdings Co. Ltd.	86,000	1,555,525
	Skymark Airlines, Inc.	8,500	24,738
#	Smaregi, Inc.	3,100	57,164
	SMS Co. Ltd.	14,400	124,115
	Soda Nikka Co. Ltd.	17,600	113,974
	Sodick Co. Ltd.	41,700	263,666
	Soft99 Corp.	7,600	193,898
	SoftBank Corp.	2,895,000	4,113,789
	SoftBank Group Corp.	134,400	23,582,969
	Softcreate Holdings Corp.	7,400	102,370
	Software Service, Inc.	2,500	222,235
	Sojitz Corp.	102,540	2,720,432
	Soken Chemical & Engineering Co. Ltd.	21,900	338,675
	Solasto Corp.	19,499	63,717
#	Soliton Systems KK	5,800	64,485
	Sompo Holdings, Inc.	74,650	2,274,993
*	Sony Financial Group, Inc.	835,000	841,989
*	Sony Financial Group, Inc., ADR	31,527	156,689
	Sony Group Corp. (6758 JP)	835,000	23,254,399

		Shares	Value»
JAPAN — (Continued)
#	Sony Group Corp. (SONY US), Sponsored ADR	130,424	$3,637,525
#	Space Co. Ltd.	14,200	125,862
	Sparx Group Co. Ltd.	13,779	138,993
	SPK Corp.	8,364	121,319
	Square Enix Holdings Co. Ltd.	1,500	29,017
	SRA Holdings	7,200	233,282
	SRS Holdings Co. Ltd.	9,100	67,666
	ST Corp.	7,000	71,205
	ST HD Co. Ltd.	15,460	260,876
	St. Care Holding Corp.	13,500	72,614
	Stanley Electric Co. Ltd.	67,000	1,316,028
	Star Mica Holdings Co. Ltd.	23,400	172,697
	Star Micronics Co. Ltd.	20,800	224,163
	Startia Holdings, Inc.	4,900	87,694
	Starts Corp., Inc.	22,400	695,830
	Starzen Co. Ltd.	42,500	319,787
	Stella Chemifa Corp.	4,700	124,759
#	Step Co. Ltd.	7,500	118,016
	STI Foods Holdings, Inc.	4,500	37,467
	Strike Co. Ltd.	5,400	133,031
#	Studio Alice Co. Ltd.	5,400	71,147
	Subaru Corp.	230,800	4,909,836
#	Subaru Enterprise Co. Ltd.	7,900	168,301
	Sugi Holdings Co. Ltd.	29,418	635,479
#	Sugimoto & Co. Ltd.	15,000	175,668
	SUMCO Corp.	139,300	1,419,581
	Sumida Corp.	43,913	319,076
	Suminoe Co. Ltd.	2,700	21,180
#	Sumiseki Holdings, Inc.	20,900	75,641
	Sumitomo Bakelite Co. Ltd.	26,100	868,138
	Sumitomo Chemical Co. Ltd.	358,300	1,053,876
	Sumitomo Corp.	90,000	2,618,185
	Sumitomo Densetsu Co. Ltd.	9,152	575,929
	Sumitomo Electric Industries Ltd.	221,583	8,078,341
#	Sumitomo Forestry Co. Ltd.	179,100	1,863,136
	Sumitomo Heavy Industries Ltd.	43,600	1,165,714

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Metal Mining Co. Ltd.	35,100	$1,148,207
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	296,823	8,036,124
	Sumitomo Mitsui Trust Group, Inc.	88,700	2,436,283
	Sumitomo Osaka Cement Co. Ltd.	33,100	826,844
	Sumitomo Realty & Development Co. Ltd.	62,700	2,677,101
	Sumitomo Riko Co. Ltd.	32,788	554,861
	Sumitomo Rubber Industries Ltd.	98,153	1,149,508
#	Sumitomo Seika Chemicals Co. Ltd.	9,100	281,871
	Sumitomo Warehouse Co. Ltd.	41,300	871,093
	Sun Frontier Fudousan Co. Ltd.	52,700	780,682
#	Suncall Corp.	35,500	232,568
	Sundrug Co. Ltd.	14,000	377,863
#	Suntory Beverage & Food Ltd.	2,300	69,620
#	Sun-Wa Technos Corp.	11,800	204,942
	Suruga Bank Ltd.	117,700	1,178,190
	Suzuken Co. Ltd.	20,346	772,671
	Suzuki Co. Ltd.	14,700	205,430
	Suzuki Motor Corp.	168,300	2,512,529
	SWCC Corp.	28,700	1,394,413
	System Research Co. Ltd.	4,500	59,307
	System Support Holdings, Inc.	2,400	47,334
#	Systems Engineering Consultants Co. Ltd.	1,800	30,146
	Systena Corp.	124,000	426,729
	Syuppin Co. Ltd.	15,300	126,161
	T Hasegawa Co. Ltd.	15,200	266,312
	T RAD Co. Ltd.	6,300	285,027
	T&D Holdings, Inc.	34,500	740,905
#	Tachibana Eletech Co. Ltd.	16,820	308,983
#	Tachikawa Corp.	10,900	133,723
	Tachi-S Co. Ltd.	29,100	368,874
	Tadano Ltd.	79,300	550,757
	Taihei Dengyo Kaisha Ltd.	25,900	363,159
	Taiheiyo Cement Corp.	55,188	1,497,347

		Shares	Value»
JAPAN — (Continued)
	Taiho Kogyo Co. Ltd.	14,500	$64,327
	Taikisha Ltd.	16,200	320,726
	Taisei Corp.	6,800	494,777
	Taisei Oncho Co. Ltd.	400	10,844
	Taiyo Holdings Co. Ltd.	21,804	1,166,370
	Taiyo Yuden Co. Ltd.	38,900	1,104,830
	Takamatsu Construction Group Co. Ltd.	11,400	250,202
	Takamiya Co. Ltd.	10,200	27,486
	Takaoka Toko Co. Ltd.	9,464	210,768
	Takara & Co. Ltd.	8,500	224,242
#	Takara Bio, Inc.	57,000	340,865
	Takara Holdings, Inc.	24,700	251,575
	Takara Standard Co. Ltd.	18,900	305,261
	Takasago International Corp.	44,500	434,900
	Takasago Thermal Engineering Co. Ltd.	12,000	356,090
#	Takashima & Co. Ltd.	26,000	138,160
	Takashimaya Co. Ltd.	189,200	2,023,750
	Take & Give Needs Co. Ltd.	10,200	54,427
#	TAKEBISHI Corp.	6,900	91,481
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	98,852	2,667,768
	Takeuchi Manufacturing Co. Ltd.	20,700	853,411
#	Taki Chemical Co. Ltd.	2,500	58,481
	Takuma Co. Ltd.	1,100	16,871
#	Tama Home Co. Ltd.	10,100	236,672
	Tamron Co. Ltd.	115,200	818,099
	Tamura Corp.	69,000	236,480
	Tanabe Engineering Corp.	3,100	47,520
	Tanseisha Co. Ltd.	26,250	226,465
	Taoka Chemical Co. Ltd.	4,200	33,305
#	Tayca Corp.	11,200	95,449
#	Tazmo Co. Ltd.	7,000	107,816
	TBS Holdings, Inc.	14,600	504,103
	TDC Soft, Inc.	11,100	97,036
	TDK Corp. (6762 JP)	252,500	4,411,731
	TechMatrix Corp.	20,800	294,171
	Techno Medica Co. Ltd.	3,100	37,751
	Techno Ryowa Ltd.	7,000	256,946

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Techno Smart Corp.	8,600	$116,049
	Teijin Ltd.	26,736	233,901
#	Teikoku Sen-I Co. Ltd.	9,600	213,643
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	83,331
	Tekken Corp.	9,300	222,147
#	Temairazu, Inc.	800	16,683
	Tera Probe, Inc.	6,800	257,965
	Terasaki Electric Co. Ltd.	2,300	71,949
#	Tess Holdings Co. Ltd.	40,300	90,976
	THK Co. Ltd.	11,400	303,554
	Tigers Polymer Corp.	10,100	63,367
	TIS, Inc.	57,900	1,994,703
	TKC Corp.	4,500	117,740
	Toa Corp. (1885 JP)	82,300	1,260,593
	Toa Corp. (6809 JP)	17,300	141,731
	TOA ROAD Corp.	44,000	443,113
	Toagosei Co. Ltd.	65,600	650,742
	TOBISHIMA HOLDINGS, Inc.	17,373	237,271
	TOC Co. Ltd.	32,400	171,171
	Tocalo Co. Ltd.	51,600	756,242
	Tochigi Bank Ltd.	35,400	126,209
	Toda Corp.	132,200	890,599
	Toei Animation Co. Ltd.	3,000	56,226
	Toenec Corp.	54,600	592,565
	Togami Electric Manufacturing Co. Ltd.	700	19,179
	Toho Bank Ltd.	71,700	212,191
	Toho Co. Ltd. (8142 JP)	12,600	270,950
	Toho Co. Ltd. (9602 JP)	2,100	123,095
	Toho Holdings Co. Ltd.	18,900	606,101
#	Toho Titanium Co. Ltd.	29,600	303,374
*	Toho Zinc Co. Ltd.	19,957	87,003
#	Tohokushinsha Film Corp.	35,700	139,773
	Tokai Carbon Co. Ltd.	134,702	902,343
	Tokai Corp.	15,867	219,807
	TOKAI Holdings Corp.	58,000	383,985
	Tokai Rika Co. Ltd.	32,300	580,250
	Tokai Tokyo Financial Holdings, Inc.	118,052	437,426
	Token Corp.	2,120	194,483

		Shares	Value»
JAPAN — (Continued)
	Tokio Marine Holdings, Inc. (8766 JP)	116,048	$4,327,798
	Tokushu Tokai Paper Co. Ltd.	16,123	155,132
	Tokuyama Corp.	42,425	1,053,263
	Tokyo Century Corp.	144,000	1,699,466
#	Tokyo Electron Device Ltd.	15,900	310,655
#	Tokyo Energy & Systems, Inc.	16,900	194,812
	Tokyo Kiraboshi Financial Group, Inc.	20,499	976,056
	Tokyo Ohka Kogyo Co. Ltd.	3,400	124,078
	Tokyo Printing Ink Manufacturing Co. Ltd.	1,300	59,324
	Tokyo Radiator Manufacturing Co. Ltd.	3,400	27,532
	Tokyo Rope Manufacturing Co. Ltd.	13,000	121,708
#	Tokyo Sangyo Co. Ltd.	14,000	84,701
	Tokyo Seimitsu Co. Ltd.	3,400	233,898
	Tokyo Steel Manufacturing Co. Ltd.	36,500	322,064
	Tokyo Tatemono Co. Ltd.	124,700	2,328,178
#	Tokyo Tekko Co. Ltd.	10,700	391,024
	Tokyotokeiba Co. Ltd.	8,647	310,058
	Tokyu Construction Co. Ltd.	49,330	335,507
	Tokyu Fudosan Holdings Corp.	457,982	3,690,733
	Toli Corp.	42,200	170,721
	Tomen Devices Corp.	2,800	171,080
#	Tomoe Corp.	20,300	238,417
#	Tomoe Engineering Co. Ltd.	20,700	212,830
	Tomoku Co. Ltd.	12,436	265,609
	TOMONY Holdings, Inc.	147,800	654,972
	Tomy Co. Ltd.	61,000	1,254,877
	TOPPAN Holdings, Inc.	40,700	995,434
	Topre Corp.	50,301	729,157
	Topy Industries Ltd.	13,800	254,799

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toray Industries, Inc.	175,600	$1,075,099
#	Torex Semiconductor Ltd.	2,300	23,704
#	Toridoll Holdings Corp.	15,600	451,843
	Torigoe Co. Ltd.	15,700	112,674
	Torishima Pump Manufacturing Co. Ltd.	16,200	219,655
	Tosei Corp.	28,900	614,874
	Toshiba TEC Corp.	15,200	306,802
	Tosho Co. Ltd.	17,000	86,827
	Tosoh Corp.	133,600	1,904,808
	Totech Corp.	10,200	210,622
	Totetsu Kogyo Co. Ltd.	18,966	520,544
	TOTO Ltd.	26,299	667,064
#	Toukei Computer Co. Ltd.	2,800	69,603
	Tow Co. Ltd.	31,100	74,711
	Towa Pharmaceutical Co. Ltd.	35,300	649,855
	Toyo Corp.	17,200	185,623
	Toyo Denki Seizo KK	1,000	13,383
#	Toyo Gosei Co. Ltd.	3,500	159,090
#	Toyo Innovex Co. Ltd.	12,000	51,578
	Toyo Kanetsu KK.	5,600	163,816
	Toyo Securities Co. Ltd.	22,700	81,029
	Toyo Seikan Group Holdings Ltd.	34,000	763,308
	Toyo Suisan Kaisha Ltd.	7,000	507,394
#	Toyo Tanso Co. Ltd.	15,300	457,738
#	Toyo Tire Corp.	95,700	2,615,486
	Toyobo Co. Ltd.	89,302	662,871
	Toyoda Gosei Co. Ltd.	41,800	967,452
	Toyota Boshoku Corp.	56,100	853,005
	Toyota Industries Corp.	7,100	771,785
	Toyota Motor Corp. (7203 JP)	564,890	11,516,483
#	Toyota Motor Corp. (TM US), Sponsored ADR	12,355	2,522,767
	Toyota Tsusho Corp.	147,200	4,499,349
	TPR Co. Ltd.	44,600	350,261
	Traders Holdings Co. Ltd.	20,039	116,275
	Transaction Co. Ltd.	26,200	173,849
	Transcosmos, Inc.	13,900	329,396
	TRE Holdings Corp.	54,451	545,623

		Shares	Value»
JAPAN — (Continued)
	Treasure Factory Co. Ltd.	4,000	$43,358
	Trend Micro, Inc. (4704 JP)	26,900	1,372,773
	Trinity Industrial Corp.	1,400	10,678
	Trusco Nakayama Corp.	33,300	525,028
	TS Tech Co. Ltd.	41,200	488,293
	TSI Holdings Co. Ltd.	40,700	252,551
#	Tsubaki Nakashima Co. Ltd.	38,900	98,205
	Tsubakimoto Chain Co.	60,900	852,365
	Tsubakimoto Kogyo Co. Ltd.	8,700	153,859
	Tsuburaya Fields Holdings, Inc.	27,700	389,487
	Tsugami Corp.	36,200	641,615
	Tsukada Global Holdings, Inc.	18,200	74,166
	Tsukishima Holdings Co. Ltd.	27,270	451,123
	Tsumura & Co.	24,363	565,138
#	Tsuruha Holdings, Inc.	54,200	941,060
	Tsurumi Manufacturing Co. Ltd.	24,600	310,007
	Tsutsumi Jewelry Co. Ltd.	3,900	57,192
	Tsuzuki Denki Co. Ltd.	4,100	83,973
	TV Asahi Holdings Corp.	11,100	225,878
	Tv Tokyo Holdings Corp.	6,000	180,679
	TYK Corp.	7,100	25,447
	UACJ Corp.	120,428	1,555,070
	UBE Corp.	52,220	767,687
	Uchida Yoko Co. Ltd.	8,200	552,833
	Ultrafabrics Holdings Co. Ltd.	7,100	35,470
	Ulvac, Inc.	14,400	653,174
	U-Next Holdings Co. Ltd.	26,400	348,455
	Unipres Corp.	45,838	355,836
	United Arrows Ltd.	19,100	238,553
	United Super Markets Holdings, Inc.	16,555	88,382
#	UNITED, Inc.	17,800	58,728
*	Universal Entertainment Corp.	19,700	110,351
	Urbanet Corp. Co. Ltd.	39,300	143,323

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ushio, Inc.	36,900	$611,791
	USS Co. Ltd.	125,800	1,388,565
	UT Group Co. Ltd.	26,600	473,673
	V Technology Co. Ltd.	3,900	87,618
	Valor Holdings Co. Ltd.	54,105	990,420
	Valqua Ltd.	12,400	311,963
#	Value HR Co. Ltd.	8,100	88,800
	ValueCommerce Co. Ltd.	7,000	30,528
	Vector, Inc.	14,300	107,803
	Vertex Corp.	42,960	384,420
	Vision, Inc.	5,300	42,061
*	Visional, Inc.	10,400	722,100
	Vital KSK Holdings, Inc.	29,854	240,555
	VT Holdings Co. Ltd.	109,501	345,649
	Wacoal Holdings Corp.	9,000	313,840
	Wakachiku Construction Co. Ltd.	10,000	311,053
	Wakita & Co. Ltd.	32,400	372,843
	Warabeya Nichiyo Holdings Co. Ltd.	22,100	446,846
#	Waseda Academy Co. Ltd.	6,100	94,114
#	Watahan & Co. Ltd.	15,900	147,565
#	WATAMI Co. Ltd.	7,000	41,066
#	WDB Holdings Co. Ltd.	4,000	41,882
#	Wealth Management, Inc.	1,900	13,539
	Weathernews, Inc.	4,200	109,478
	Welcia Holdings Co. Ltd.	70,800	1,411,955
	Wellneo Sugar Co. Ltd.	13,300	217,502
	Wellnet Corp.	5,800	24,506
#	West Holdings Corp.	12,881	123,202
	Will Group, Inc.	9,800	64,762
*	WingArc1st, Inc.	12,667	275,926
	Workman Co. Ltd.	3,234	121,641
	World Co. Ltd.	40,700	714,181
	World Holdings Co. Ltd.	13,800	224,313
	Wowow, Inc.	4,600	43,369
#	Xebio Holdings Co. Ltd.	23,401	165,431
#	YAC Holdings Co. Ltd.	11,700	68,138
	Yagi & Co. Ltd.	800	16,046

		Shares	Value»
JAPAN — (Continued)
	Yahagi Construction Co. Ltd.	24,500	$346,606
	YAKUODO Holdings Co. Ltd.	9,459	124,692
	YAMABIKO Corp.	37,551	627,368
	YAMADA Consulting Group Co. Ltd.	2,300	26,227
	Yamada Holdings Co. Ltd.	86,000	258,534
	Yamae Group Holdings Co. Ltd.	25,800	428,317
#	Yamagata Bank Ltd.	8,899	96,830
	Yamaguchi Financial Group, Inc.	62,801	719,501
#	Yamaha Motor Co. Ltd.	217,800	1,569,197
	Yamaichi Electronics Co. Ltd.	19,900	589,555
#	Yamami Co.	1,400	36,398
	Yamanashi Chuo Bank Ltd.	10,900	232,117
	Yamatane Corp.	16,100	266,338
	Yamato Corp.	15,800	221,992
	Yamato Holdings Co. Ltd.	21,600	315,811
	Yamato Kogyo Co. Ltd.	19,000	1,197,598
	Yamau Holdings Co. Ltd.	2,900	46,999
#	Yamaya Corp.	3,200	49,126
	Yamazaki Baking Co. Ltd.	54,800	1,076,963
	Yamazen Corp.	45,300	419,744
#	Yashima Denki Co. Ltd.	12,500	210,537
	Yaskawa Electric Corp.	3,200	87,771
#	Yasuda Logistics Corp.	12,700	178,423
	Yellow Hat Ltd.	61,400	618,279
	Yodoko Ltd.	85,000	716,652
	Yokogawa Bridge Holdings Corp.	30,700	548,005
	Yokogawa Electric Corp.	33,500	1,002,134
	Yokohama Financial Group, Inc.	231,738	1,683,399
	Yokohama Rubber Co. Ltd.	86,099	3,072,788
#	Yokorei Co. Ltd.	46,023	366,103
	Yokowo Co. Ltd.	7,700	98,618
#	Yomeishu Seizo Co. Ltd.	4,500	121,322
	Yondenko Corp.	28,200	257,034

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Yondoshi Holdings, Inc.	7,000	$77,725
	Yonex Co. Ltd.	12,100	311,219
	Yonkyu Co. Ltd.	600	10,335
#	Yorozu Corp.	16,200	96,239
#	Yoshinoya Holdings Co. Ltd.	24,300	479,669
	Yotai Refractories Co. Ltd.	1,000	11,530
	Yuasa Trading Co. Ltd.	17,400	565,722
	Yurtec Corp.	29,700	478,797
#	Yushin Co.	2,500	10,452
	Yushiro, Inc.	9,100	125,366
	Yutaka Giken Co. Ltd.	2,500	49,104
	Zacros Corp.	57,500	392,976
	Zaoh Co. Ltd.	2,800	44,484
	Zenitaka Corp.	300	15,402
	Zenkoku Hosho Co. Ltd.	9,300	191,142
	Zenrin Co. Ltd.	24,600	164,434
	Zensho Holdings Co. Ltd.	22,650	1,410,326
	Zeon Corp.	66,200	679,244
	ZERIA Pharmaceutical Co. Ltd.	21,000	272,534
#	ZIGExN Co. Ltd.	40,700	134,448
	ZOZO, Inc.	95,100	822,093
	Zuiko Corp.	5,000	31,112

TOTAL JAPAN			942,238,354

NETHERLANDS — (3.2%)
	Aalberts NV	88,378	2,799,925
Ω	ABN AMRO Bank NV	116,605	3,484,001
	Acomo NV	18,901	511,983
*Ω	Adyen NV	196	335,843
	Aegon Ltd. (AEG US)	1,405	10,634
	Aegon Ltd. (AGN NA)	431,223	3,286,232
*	AFC Ajax NV	70	732
	Akzo Nobel NV	24,264	1,603,519
	Allfunds Group PLC	184,663	1,403,760
	AMG Critical Materials NV	31,774	1,054,970
#	Aperam SA	30,700	1,069,811
	Arcadis NV	54,043	2,580,918
#	ArcelorMittal SA (MT US)	55,154	2,100,838
	ASM International NV	4,555	2,955,487
	ASML Holding NV (ASML US)	22,405	23,731,699
	ASR Nederland NV	123,220	8,223,535
Ω	B&S Group SARL	21,653	148,262
*Ω	Basic-Fit NV	48,439	1,437,864

		Shares	Value»
NETHERLANDS — (Continued)
#	BE Semiconductor Industries NV	4,610	$785,987
#	Brunel International NV	5,047	44,980
#	Coca-Cola Europacific Partners PLC	21,542	1,919,061
	Corbion NV	48,698	991,163
*	Flow Traders Ltd.	20,138	553,736
	ForFarmers NV	43,412	209,948
	Fugro NV	27,639	282,258
	HAL Trust	799	125,406
	Havas NV	327,524	571,586
	Heineken NV	6,899	534,205
	IMCD NV	17,545	1,818,077
	ING Groep NV (INGA NA)	269,172	6,721,135
*	InPost SA	41,245	519,541
	JDE Peet’s NV	20,703	753,467
#	Kendrion NV	8,509	139,596
	Koninklijke Ahold Delhaize NV (AD NA)	320,272	13,105,478
	Koninklijke Ahold Delhaize NV (ADRNY US), Sponsored ADR	2,505	102,394
	Koninklijke BAM Groep NV	344,750	3,200,275
	Koninklijke Heijmans NV	34,266	2,427,541
	Koninklijke KPN NV	1,328,152	6,145,972
#	Koninklijke Philips NV (PHG US)	46,095	1,259,318
#	Koninklijke Philips NV (PHIA NA)	65,477	1,793,755
	Koninklijke Vopak NV	35,338	1,601,411
	Nedap NV	4,008	482,223
	NN Group NV	127,886	8,751,859
	OCI NV	1,388	5,445
#	PostNL NV	28,345	31,365
	Prosus NV (PRX NA)	20,259	1,400,271
	Randstad NV	45,906	1,799,096
	SBM Offshore NV	119,842	3,098,997
#*	SIF Holding NV	4,260	34,258
Ω	Signify NV	118,485	2,836,232
	TKH Group NV	30,012	1,326,773
#	Universal Music Group NV	122,857	3,295,268
	Van Lanschot Kempen NV	27,463	1,605,690
	Wolters Kluwer NV	34,148	4,186,051

TOTAL NETHERLANDS			131,199,831

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (0.3%)
	a2 Milk Co. Ltd.	22,425	$138,582
	Air New Zealand Ltd.	1,724,383	587,128
	Auckland International Airport Ltd.	58,868	273,986
#	Channel Infrastructure NZ Ltd.	454,999	697,860
	Chorus Ltd. (CHRYY US), ADR	462	12,215
#	Chorus Ltd. (CNU NZ)	296,781	1,589,277
	Contact Energy Ltd.	152,976	815,487
	EBOS Group Ltd.	9,303	153,842
	Fisher & Paykel Healthcare Corp. Ltd.	12,036	255,164
*	Fletcher Building Ltd. (FBU NZ)	63,991	119,288
	Fonterra Co-Operative Group Ltd.	51,432	240,445
	Freightways Group Ltd.	108,164	910,158
	Genesis Energy Ltd.	345,641	496,391
*	Gentrack Group Ltd.	12,020	62,909
	Hallenstein Glasson Holdings Ltd.	43,112	243,028
#	Heartland Group Holdings Ltd.	347,905	215,850
#	Infratil Ltd.	26,627	188,200
*	KMD Brands Ltd.	264,315	43,089
	Mainfreight Ltd.	5,267	181,643
	Mercury NZ Ltd.	17,602	65,251
	Meridian Energy Ltd.	43,045	145,723
	NZME Ltd. (NZM AU)	54,625	36,535
#	NZX Ltd.	225,171	198,359
#*	Oceania Healthcare Ltd.	361,394	163,271
	Port of Tauranga Ltd.	11,458	51,580
*	Rakon Ltd.	14,114	6,457
*	Ryman Healthcare Ltd.	2,707	4,433
	Sanford Ltd.	26,296	92,586
	Scales Corp. Ltd.	117,162	408,803
	Skellerup Holdings Ltd.	138,511	435,132
	SKY Network Television Ltd.	205,982	424,475
	Spark New Zealand Ltd.	14,233	19,954
*	Steel & Tube Holdings Ltd.	100,047	40,633
#	Summerset Group Holdings Ltd.	175,958	1,167,021
#	Tourism Holdings Ltd.	41,587	60,263
	TOWER Ltd.	236,293	249,923

		Shares	Value»
NEW ZEALAND — (Continued)
#	Turners Automotive Group Ltd.	36,967	$154,689
#*	Vista Group International Ltd.	53,405	80,951

TOTAL NEW ZEALAND			11,030,581

NORWAY — (0.8%)
	2020 Bulkers Ltd.	24,539	334,882
	ABG Sundal Collier Holding ASA	110,906	76,967
	AF Gruppen ASA	3,992	67,049
	Akastor ASA	92,173	101,170
*	Aker BioMarine ASA	6,059	51,427
	Aker BP ASA	84,240	2,183,242
	Aker Solutions ASA	104,555	287,273
	Archer Ltd.	83,567	194,576
	Atea ASA	7,000	106,645
	Austevoll Seafood ASA	42,169	395,937
	B2 Impact ASA	175,571	300,950
	Bluenord ASA	11,545	527,208
	Bonheur ASA	15,677	339,155
	Borregaard ASA	13,213	250,236
	Bouvet ASA	38,048	241,558
*	BW Energy Ltd.	19,078	72,678
Ω	BW LPG Ltd.	65,805	871,437
	BW Offshore Ltd.	76,793	279,637
*	Cadeler AS (CADLR NO)	6,861	31,810
*	Cloudberry Clean Energy ASA	136,617	177,818
	DNB Bank ASA	72,761	1,857,255
	DNO ASA	441,180	602,422
Ω	Elkem ASA	19,198	50,496
Ω	Elmera Group ASA	31,350	100,852
	Elopak ASA	5,465	25,726
	Equinor ASA	170,382	4,080,869
Ω	Europris ASA	48,152	415,163
#	FLEX LNG Ltd. (FLNG NO)	8,683	225,500
	Frontline PLC	17,269	422,476
*	Grieg Seafood ASA	47,153	315,772
#	Hafnia Ltd.	98,686	614,790
#	Hoegh Autoliners ASA	37,626	337,150
Ω	Kid ASA	18,840	255,050
Ω	Klaveness Combination Carriers ASA	21,372	162,001
*	Kongsberg Automotive ASA	580,364	99,174
	Kongsberg Gruppen ASA	12,485	318,284

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	LINK Mobility Group Holding ASA	177,824	$526,684
#	Mowi ASA	9,964	219,047
	MPC Container Ships ASA	567,893	993,715
#Ω	Multiconsult ASA	4,663	79,158
	Norsk Hydro ASA	68,832	465,343
	Norwegian Air Shuttle ASA	23,557	36,571
*	NRC Group ASA	17,504	13,324
	Odfjell Drilling Ltd.	130,474	1,048,024
	Odfjell SE, Class A	16,596	199,482
	Odfjell Technology Ltd.	18,940	108,743
#Ω	Okeanis Eco Tankers Corp.	8,821	304,114
*	Otello Corp. ASA	30,522	45,579
	Pareto Bank ASA	40,928	346,746
	Petronor E&P ASA	34,774	35,527
	Pexip Holding ASA	11,294	69,379
	Protector Forsikring ASA	3,303	148,793
	Rana Gruber ASA	19,455	122,663
	Reach Subsea ASA	16,768	11,055
#	Salmar ASA	2,144	120,411
	SATS ASA	54,883	196,642
*Ω	Scatec ASA	69,753	735,744
	Sea1 offshore, Inc.	94,163	186,382
	Selvaag Bolig ASA	13,851	45,015
#*Ω	Shelf Drilling Ltd.	101,192	182,677
#*	SmartCraft ASA	2,025	5,109
	Solstad Maritime Holding AS	80,173	142,021
*	Solstad Offshore ASA	55,273	237,150
	SpareBank 1 Helgeland	1,689	28,166
	Sparebank 1 Oestlandet	19,094	334,832
	SpareBank 1 Sor-Norge ASA	58,908	1,014,013
	Sparebanken More	18,411	181,671
	Sparebanken Norge	9,734	169,611
	Stolt-Nielsen Ltd.	26,310	882,468
	Storebrand ASA	145,754	2,258,751
	Subsea 7 SA	41,782	763,079
	Telenor ASA	27,833	413,919
	TGS ASA	11,412	98,482
	TOMRA Systems ASA	15,468	188,833
	Var Energi ASA	69,151	232,340
	Veidekke ASA	40,659	629,514
	Wallenius Wilhelmsen ASA	55,034	430,415

		Shares	Value»
NORWAY — (Continued)
	Wilh Wilhelmsen Holding ASA, Class A	10,620	$535,287
#	Yara International ASA	5,472	199,356
	Zalaris ASA	1,767	16,075

TOTAL NORWAY			31,776,545

PORTUGAL — (0.4%)
#	Altri SGPS SA	72,816	413,004
	Banco Comercial Portugues SA, Class R	7,922,217	6,992,954
	Corticeira Amorim SGPS SA	2,909	24,405
	CTT-Correios de Portugal SA	77,262	671,761
	EDP Renovaveis SA	20,774	303,730
	Galp Energia SGPS SA	169,190	3,399,208
	Ibersol SGPS SA	18,452	214,843
	Mota-Engil SGPS SA	62,031	429,091
#	Navigator Co. SA	221,246	766,109
	NOS SGPS SA	258,127	1,118,502
	Semapa-Sociedade
	de Investimento e
	Gestao	13,836	288,639
	Sonae SGPS SA	678,187	1,104,913
*	Teixeira Duarte SA	277,095	222,673

TOTAL PORTUGAL			15,949,832

SINGAPORE — (1.0%)
#*	AEM Holdings Ltd.	264,700	385,304
	Aztech Global Ltd.	115,300	59,825
	Banyan Tree Holdings Ltd.	154,900	74,906
	Boustead Singapore Ltd.	303,152	416,280
	BRC Asia Ltd.	22,000	71,255
	Bukit Sembawang Estates Ltd.	90,500	291,349
	Bund Center Investment Ltd.	22,000	7,100
	CapitaLand Investment Ltd.	197,501	400,145
	China Aviation Oil Singapore Corp. Ltd.	191,200	223,172
	China Sunsine Chemical Holdings Ltd.	373,900	210,971
	City Developments Ltd.	72,500	402,698

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	COSCO Shipping International Singapore Co. Ltd.	1,001,700	$93,042
	CSE Global Ltd.	690,042	447,298
	DBS Group Holdings Ltd.	101,027	4,182,771
	Delfi Ltd.	369,700	230,024
	DFI Retail Group
	Holdings Ltd.	81,700	286,647
*††	Ezion Holdings Ltd.	70,344	0
#*††	Ezra Holdings Ltd.	730,927	0
	Far East Orchard Ltd.	142,920	136,080
	First Resources Ltd.	529,400	797,528
	Food Empire Holdings Ltd.	172,500	312,569
	Fraser & Neave Ltd.	10,400	11,897
	Frasers Property Ltd.	115,500	93,083
	Frencken Group Ltd.	416,100	526,549
#	Genting Singapore Ltd.	384,500	215,531
	Geo Energy Resources Ltd.	537,300	199,907
	Golden Agri-Resources Ltd.	4,084,400	878,667
	GuocoLand Ltd.	157,833	263,018
	Haw Par Corp. Ltd.	75,500	858,417
	Ho Bee Land Ltd.	141,800	245,038
	Hong Fok Corp. Ltd.	293,080	173,312
	Hong Leong Asia Ltd.	224,400	415,164
#	Hong Leong Finance Ltd.	183,200	367,307
	Hongkong Land Holdings Ltd.	138,100	843,835
	Hotel Grand Central Ltd.	32,847	17,658
	Hour Glass Ltd.	208,200	335,860
	Hutchison Port Holdings Trust	3,829,500	804,551
*††	Hyflux Ltd.	455,600	0
	iFAST Corp. Ltd.	45,100	335,463
	ISDN Holdings Ltd.	159,169	52,009
	Jardine Cycle & Carriage Ltd.	46,444	1,159,687
	Keppel Ltd.	38,300	299,519
	KSH Holdings Ltd.	82,000	25,502
	LHN Ltd.	55,600	34,845
	Low Keng Huat Singapore Ltd.	20,400	10,799
	Mandarin Oriental International Ltd.	80,500	263,771
	Marco Polo Marine Ltd.	2,024,500	163,486

		Shares	Value»
SINGAPORE — (Continued)
*	Mermaid Maritime PCL	531,400	$51,071
#*††	Midas Holdings Ltd.	1,120,000	0
	Nanofilm Technologies International Ltd.	11,500	6,131
	Netlink NBN Trust	125,100	94,177
*	Oceanus Group Ltd.	2,050,000	7,821
	Olam Group Ltd.	359,035	270,535
#	OUE Ltd.	141,000	138,703
	Oversea-Chinese Banking Corp. Ltd.	188,346	2,463,829
	Pan-United Corp. Ltd.	84,950	73,032
	Propnex Ltd.	72,000	123,936
	QAF Ltd.	150,253	103,367
	Raffles Medical Group Ltd.	184,698	140,540
*	Rex International Holding Ltd.	921,400	118,445
#	Riverstone Holdings Ltd.	46,100	31,870
#	Samudera Shipping Line Ltd.	331,600	247,034
	SATS Ltd.	35,792	93,997
	Seatrium Ltd.	743,922	1,241,038
	Sembcorp Industries Ltd.	330,100	1,653,981
	Sheng Siong Group Ltd.	408,200	727,311
	Sing Investments & Finance Ltd.	20,250	24,880
	Singapore Airlines Ltd.	573,250	2,918,138
	Singapore Exchange Ltd.	175,700	2,279,804
	Singapore Land Group Ltd.	104,584	247,509
#	Singapore Post Ltd.	1,109,000	358,277
	Singapore Technologies Engineering Ltd.	220,100	1,433,964
	Singapore Telecommunications Ltd.	23,200	75,726
	Stamford Land Corp. Ltd.	471,811	181,311
	StarHub Ltd.	57,000	50,780
	Straits Trading Co. Ltd.	120,740	155,847
*††	Swiber Holdings Ltd.	189,500	0
	Tai Sin Electric Ltd.	29,600	14,781
	Tiong Woon Corp. Holding Ltd.	71,100	44,263
	Tuan Sing Holdings Ltd.	259,361	68,827

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	UMS Integration Ltd.	305,827	$347,312
	United Overseas Bank Ltd.	142,582	3,792,318
	UOB-Kay Hian Holdings Ltd.	323,004	607,242
	UOL Group Ltd.	94,587	577,852
	Valuetronics Holdings Ltd.	270,700	177,722
	Venture Corp. Ltd.	66,200	757,579
	Wee Hur Holdings Ltd.	169,300	93,994
	Wilmar International Ltd.	93,600	224,931
	Wing Tai Holdings Ltd.	281,768	309,710
	Yangzijiang Shipbuilding Holdings Ltd.	1,009,700	2,726,953

TOTAL SINGAPORE			42,680,377

SPAIN — (3.1%)
	Acciona SA	9,885	2,187,966
	Acerinox SA	117,835	1,517,462
	ACS Actividades de Construccion y Servicios SA	55,302	4,540,842
Ω	Aedas Homes SA	3,698	90,761
Ω	Aena SME SA	145,600	3,954,666
	Alantra Partners SA	5,810	58,006
	Almirall SA	26,738	384,827
	Amadeus IT Group SA	99,529	7,608,066
#*	Amper SA	257,385	42,964
	Atresmedia Corp. de Medios de Comunicacion SA	59,052	357,415
	Audax Renovables SA	28,289	45,026
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	638,886	12,871,042
	Banco de Sabadell SA	4,364,413	16,361,727
	Banco Santander SA (SAN SM)	589,465	6,006,758
	Bankinter SA	579,148	8,730,213
	CaixaBank SA	621,280	6,566,772
Ω	Cellnex Telecom SA	4,358	135,672
	CIE Automotive SA	26,019	872,597
	Construcciones y Auxiliar de Ferrocarriles SA	15,777	996,193

		Shares	Value»
SPAIN — (Continued)
	Corp. ACCIONA Energias Renovables SA	36,631	$1,007,747
	Ebro Foods SA	24,864	506,770
*	eDreams ODIGEO SA	21,506	179,992
	Elecnor SA	21,392	697,833
#	Ence Energia y Celulosa SA	74,969	228,962
	Endesa SA	103,428	3,707,895
*	Ercros SA	80,582	297,378
	Faes Farma SA	178,154	916,969
	Ferrovial SE	6,514	399,727
	Fluidra SA	5,471	158,355
#Ω	Gestamp Automocion SA	169,006	653,948
Ω	Global Dominion Access SA	30,769	112,751
	Grifols SA	61,816	801,005
	Grupo Catalana Occidente SA	21,163	1,207,505
	Grupo Empresarial San Jose SA	8,089	65,466
	Iberdrola SA	38,730	784,915
	Iberpapel Gestion SA (IBG SM)	7,699	176,687
	Indra Sistemas SA	80,889	4,474,548
#	Industria de Diseno Textil SA	104,163	5,751,921
	Laboratorio Reig Jofre SA	5,918	19,875
	Laboratorios Farmaceuticos Rovi SA	2,623	184,935
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	19,991	26,494
	Logista Integral SA	33,132	1,104,197
	Mapfre SA	384,648	1,698,735
	Melia Hotels International SA	71,366	590,560
	Miquel y Costas & Miquel SA	12,334	189,017
	Naturgy Energy Group SA	8,341	252,638
Ω	Neinor Homes SA	23,065	458,626
*	Obrascon Huarte Lain SA	143,384	75,201
Ω	Prosegur Cash SA	184,092	150,636
	Repsol SA (REP SM)	392,409	7,200,451
	Sacyr SA	396,624	1,744,751

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Solaria Energia y Medio Ambiente SA	8,776	$151,763
*	Tecnicas Reunidas SA	40,468	1,448,428
#	Telefonica SA (TEF SM)	1,766,333	8,957,382
#	Telefonica SA (TEF US), Sponsored ADR	22,622	114,241
#	Tubacex SA	103,423	393,967
Ω	Unicaja Banco SA	915,509	2,471,703
	Vidrala SA	11,819	1,125,830
	Viscofan SA	22,413	1,392,924

TOTAL SPAIN			125,211,703

SWEDEN — (2.6%)
	AAK AB	6,365	177,982
Ω	AcadeMedia AB	148,168	1,636,231
	AddLife AB, Class B	4,638	100,198
	Addnode Group AB	35,044	407,845
	AddTech AB, Class B	24,659	830,779
	AFRY AB	70,644	1,211,904
	Alfa Laval AB	13,370	635,445
Ω	Alimak Group AB	3,407	50,333
	Alleima AB	102,120	881,932
	Alligo AB, Class B	23,010	287,101
Ω	Ambea AB	149,513	2,015,892
	AQ Group AB	36,184	745,694
	Arise AB	19,767	62,402
	Arjo AB, Class B	187,661	595,497
*	Asmodee Group AB, Class B	6,759	87,103
#	Assa Abloy AB, Class B	17,058	642,823
	Atlas Copco AB (ATCOA SS), Class A	60,953	1,021,332
	Atlas Copco AB (ATCOB SS), Class B	39,847	596,078
Ω	Attendo AB	233,959	1,985,055
	Avanza Bank Holding AB	19,515	750,050
	Axfood AB	25,059	682,836
	Beijer Alma AB	23,618	720,959
	Beijer Ref AB	1,784	28,191
#	Bergman & Beving AB	26,014	918,245
	Betsson AB, Class B	111,000	1,729,891
#*	Better Collective AS	2,320	28,464
*	BHG Group AB	146,592	442,426
	Bilia AB, Class A	73,360	1,027,063
	Billerud Aktiebolag	97,388	901,172

		Shares	Value»
SWEDEN — (Continued)
	Bjorn Borg AB	12,770	$85,842
*	Boliden AB	34,676	1,554,957
*	Bonava AB, Class B	295,374	344,832
Ω	Bravida Holding AB	63,022	532,680
	Bufab AB	31,115	341,981
	Bulten AB	24,177	124,021
	Bure Equity AB	46,583	1,364,291
	Byggmax Group AB	114,531	582,607
	Catella AB	34,317	112,096
	Cellavision AB	1,475	27,954
*	Cint Group AB	305,886	116,179
	Clas Ohlson AB, Class B	53,721	1,959,137
	Cloetta AB, Class B	172,079	640,835
Ω	Coor Service Management Holding AB	35,669	175,151
Ω	Dometic Group AB	41,557	203,131
	Duni AB	6,770	75,460
*	Dynavox Group AB	36,809	378,723
	Eastnine AB	50,738	267,160
	Electrolux Professional AB, Class B	24,801	172,254
	Elekta AB, Class B	37,472	190,463
*	Embracer Group AB	37,682	392,710
*	Enad Global 7 AB	25,501	45,620
*	Enea AB	9,415	68,948
#	Engcon AB	5,725	49,554
	Ependion AB	18,185	234,784
	Epiroc AB (EPIA SS), Class A	18,178	383,300
	Epiroc AB (EPIB SS), Class B	10,758	200,772
	Essity AB (ESSITYA SS), Class A	1,404	38,592
	Essity AB (ESSITYB SS), Class B	23,376	642,083
	Ework Group AB	3,688	36,969
	Fagerhult Group AB	4,700	22,841
	Fasadgruppen Group AB	3,314	10,404
*	Fastighetsbolaget Emilshus AB, Class B	817	5,018
	Fenix Outdoor International AG	272	15,006
	Getinge AB, Class B	20,594	482,429
	Granges AB	85,123	1,245,592
*Ω	Green Landscaping Group AB	1,917	9,427
*	Gruvaktiebolaget Viscaria	25,501	51,322

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	H & M Hennes & Mauritz AB, Class B	81,909	$1,546,943
	Hanza AB	20,067	276,999
	Hemnet Group AB	20,795	453,865
	Hexagon AB, Class B	2,693	32,827
	Hexpol AB	49,640	451,338
*	HMS Networks AB	5,349	296,916
Ω	Hoist Finance AB	49,155	512,248
#	Holmen AB (HOLMB SS), Class B	11,216	423,807
	Humana AB	63,418	323,010
	Husqvarna AB (HUSQA SS), Class A	5,896	28,011
#	Husqvarna AB (HUSQB SS), Class B	57,812	273,742
	Indutrade AB	10,461	279,646
	Instalco AB	42,245	107,045
*	International Petroleum Corp. (IPCO CN)	4,171	66,257
#*	International Petroleum Corp. (IPCO SS)	100,721	1,567,458
	INVISIO AB	1,764	56,091
	Inwido AB	68,574	1,030,881
*	ITAB Shop Concept AB	14,564	30,718
	JM AB	30,901	439,938
	Kabe Group AB, Class B	3,063	73,460
*	Karnov Group AB	43,128	508,894
#*	K-fast Holding AB	25,035	38,467
	KNOW IT AB	22,425	286,235
	Lagercrantz Group AB, Class B	52,614	1,287,188
	Lifco AB, Class B	7,820	301,926
	Lime Technologies AB	3,344	125,744
#	Lindab International AB	30,973	740,946
	Loomis AB	49,045	1,975,799
*	Medcap AB	4,609	295,154
	Medicover AB, Class B	12,360	336,026
	MEKO AB	31,133	251,831
	Midsona AB, Class B	14,941	12,915
*	Modern Times Group MTG AB, Class B	48,652	654,001
	Momentum Group AB	21,198	363,049
Ω	Munters Group AB	39,397	666,778
	Mycronic AB	29,374	689,078

		Shares	Value»
SWEDEN — (Continued)
*	NCAB Group AB	4,624	$28,422
#	NCC AB, Class B	86,929	1,981,624
	Nederman Holding AB	5,172	87,742
*	Net Insight AB, Class B	87,004	34,835
	New Wave Group AB, Class B	60,213	709,649
#	Nibe Industrier AB, Class B	9,620	37,434
	Nilorngruppen AB, Class B	7,451	48,599
	Nolato AB, Class B	72,214	477,901
	Nordnet AB publ	31,491	909,311
*	Norion Bank AB	34,174	254,621
	Note AB	5,612	111,425
	OEM International AB, Class B	10,320	167,843
#*	Orron Energy AB	7,830	3,604
	Pandox AB	20,998	418,944
	Peab AB, Class B	140,435	1,136,553
	Proact IT Group AB	22,638	245,827
	Ratos AB, Class B	236,361	956,200
	RaySearch Laboratories AB	25,344	594,892
	Rejlers AB	9,352	195,627
*	Rottneros AB	115,839	33,193
	Rvrc Holding AB	35,929	245,726
	Saab AB, Class B	1,715	94,370
	Sandvik AB	58,321	1,763,596
	Scandi Standard AB	50,561	523,631
Ω	Scandic Hotels Group AB	139,436	1,355,313
*	Sdiptech AB, Class B	18,572	369,740
	Sectra AB, Class B	24,127	765,360
#	Securitas AB, Class B	86,558	1,275,073
*	Sensys Gatso Group AB	13,401	53,397
*Ω	Sinch AB	386,738	1,400,440
*	Sivers Semiconductors AB	104,443	41,380
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	163,787	3,126,624
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	2,134	41,550
	Skanska AB, Class B	32,847	894,490
	SKF AB (SKFA SS), Class A	6,538	170,493
	SKF AB (SKFB SS), Class B	75,257	1,928,989

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	SkiStar AB	28,609	$477,716
	Softronic AB, Class B	12,877	30,697
#	Solid Forsakring AB	14,851	120,796
	SSAB AB (SSABA SS), Class A	91,373	577,985
	SSAB AB (SSABAH FH), Class A	19,797	123,512
	SSAB AB (SSABB SS), Class B	189,962	1,176,224
	SSAB AB (SSABBH FH), Class B	112,074	695,793
*	Stillfront Group AB	116,224	78,852
	Storskogen Group AB, Class B	556,612	575,123
	Svedbergs Group AB	4,526	28,231
	Svenska Cellulosa AB SCA (SCAA SS), Class A	4,829	64,665
	Svenska Cellulosa AB SCA (SCAB SS), Class B	77,203	1,028,355
#	Svenska Handelsbanken AB (SHBA SS), Class A	49,338	643,828
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,033	22,623
	Sweco AB, Class B	41,777	752,769
	Swedbank AB, Class A	70,453	2,139,008
*	Swedish Orphan Biovitrum AB	2,644	91,094
	Synsam AB	76,643	484,979
	Systemair AB	52,762	433,770
	Tele2 AB, Class B	246,030	3,908,402
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	6,776	68,853
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	647,254	6,566,949
	Telia Co. AB	775,558	3,053,115
	TF Bank AB	16,170	315,216
Ω	Thule Group AB	4,392	112,525
#*	Tobii AB	89,580	16,546
	Trelleborg AB, Class B	5,210	217,425
	Troax Group AB	15,129	229,326

		Shares	Value»
SWEDEN — (Continued)
	VBG Group AB, Class B	15,984	$607,872
*	Vestum AB	10,661	9,755
	Vitec Software Group AB, Class B	1,784	62,263
	Vitrolife AB	5,298	81,769
	Volati AB	4,371	49,296
	Volvo AB (VOLVA SS), Class A	39,312	1,074,292
	Volvo AB (VOLVB SS), Class B	276,710	7,580,483
#*	Volvo Car AB, Class B	67,085	232,460
	XANO Industri AB, Class B	499	3,274
#*	Xbrane Biopharma AB	5,900	6,648

TOTAL SWEDEN			107,418,186

SWITZERLAND — (7.1%)
	ABB Ltd.	82,312	6,119,693
	Accelleron Industries AG (ACLN SW)	43,933	3,601,256
	Adecco Group AG	5,683	158,456
#	Alcon AG	92,803	6,878,647
	Allreal Holding AG	11,150	2,664,947
	ALSO Holding AG	5,361	1,540,385
*	Amrize Ltd.	114,220	5,910,417
*	ams-OSRAM AG	40,606	561,885
	APG SGA SA	844	222,393
	Arbonia AG	28,816	182,215
*	Aryzta AG	24,464	1,568,563
	Ascom Holding AG	9,562	42,539
	Autoneum Holding AG	4,725	939,950
	Avolta AG	73,818	3,891,243
	Baloise Holding AG	27,155	6,743,700
	Banque Cantonale de Geneve	18,920	586,527
	Banque Cantonale Vaudoise	12,534	1,455,280
#	Barry Callebaut AG	146	189,806
*	Basilea Pharmaceutica Ag Allschwil	853	49,404
	Belimo Holding AG	555	598,814
	Bell Food Group AG	1,891	542,571
	Berner Kantonalbank AG	5,413	1,763,418
	Bossard Holding AG, Class A	6,265	1,361,411
	Bucher Industries AG	7,246	3,215,230

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Burckhardt Compression Holding AG	2,497	$1,727,040
	Burkhalter Holding AG	2,829	502,386
	Bystronic AG	460	170,969
*	Carlo Gavazzi Holding AG	241	47,799
	Cembra Money Bank AG	28,673	3,278,844
	Chocoladefabriken Lindt & Spruengli AG	6	919,112
*	Cicor Technologies Ltd.	2,328	640,217
	Cie Financiere Richemont SA, Class A	23,249	4,598,782
	Cie Financiere Tradition SA	1,519	575,185
	Clariant AG	33,140	297,136
	Coltene Holding AG	2,682	151,150
	COSMO Pharmaceuticals NV	5,288	445,036
	CPH Group AG	566	49,286
	Daetwyler Holding AG	2,074	382,447
	DKSH Holding AG	25,623	1,786,835
	dormakaba Holding AG	21,670	1,850,981
	DSM-Firmenich AG	6,231	507,882
	EFG International AG	90,269	1,882,370
	Emmi AG	1,461	1,298,195
	EMS-Chemie Holding AG	172	117,808
	Flughafen Zurich AG	15,555	4,594,724
	Forbo Holding AG	252	231,540
Ω	Galenica AG	42,842	4,617,152
	Geberit AG	8,236	6,020,712
	Georg Fischer AG	58,377	4,121,963
	Glarner Kantonalbank	2,221	56,862
*	Gurit Holding AG, Class BR	637	8,291
	Helvetia Holding AG	25,170	6,184,992
	Holcim AG (HOLN SW)	114,677	10,194,924
	Huber & Suhner AG	16,328	2,990,418
	Hypothekarbank Lenzburg AG	6	29,845
	Implenia AG	14,151	1,122,885
	Inficon Holding AG	4,890	586,646
	Interroll Holding AG	430	1,326,939
	Investis Holding SA	2,127	347,605

		Shares	Value»
SWITZERLAND — (Continued)
	Julius Baer Group Ltd.	66,248	$4,472,304
	Jungfraubahn Holding AG	3,969	1,166,768
	Kardex Holding AG	4,164	1,566,251
*	Komax Holding AG	1,218	100,363
	Kuehne & Nagel International AG	4,892	938,513
	Landis & Gyr Group AG	25,532	1,849,658
	Lastminute.com NV	905	14,651
*	LEM Holding SA	126	71,556
	Liechtensteinische Landesbank AG	13,091	1,287,877
	Logitech International SA (LOGN SW)	4,072	489,530
	Lonza Group AG	1,341	926,003
	Luzerner Kantonalbank AG	13,887	1,412,684
Ω	Medacta Group SA	1,480	274,219
	Meier Tobler Group AG	4,847	237,877
#	Metall Zug AG, Class B	115	106,264
	Mikron Holding AG	6,796	180,722
	Mobimo Holding AG	8,741	3,705,152
*Ω	Montana Aerospace AG	10,534	417,641
	Naturenergie Holding AG	3,653	150,653
	Nestle SA	162,887	15,563,599
	Novartis AG (NOVN SW)	23,271	2,880,057
	Novartis AG (NVS US), Sponsored ADR	223,234	27,633,826
	Partners Group Holding AG	2,076	2,542,304
	Phoenix Mecano AG	626	341,205
*Ω	PolyPeptide Group AG	13,862	448,940
	Rieter Holding AG	27,196	116,143
	Roche Holding AG (RO SW)	2,541	862,068
	Roche Holding AG (ROG SW)	52,136	16,887,902
	Sandoz Group AG (SDZ SW)	65,204	4,347,607
	Sandoz Group AG (SDZNY US), ADR	22,234	1,479,201
	Schindler Holding AG	1,913	646,670
	Schweiter Technologies AG	63	21,586

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Schweizerische Nationalbank	5	$21,991
*Ω	Sensirion Holding AG	2,087	149,556
	SFS Group AG	15,315	2,076,972
	SGS SA	27,718	3,125,753
	Siegfried Holding AG	29,730	2,867,746
	Sika AG	1,591	311,816
	Softwareone Holding AG	2,343	24,076
	Sonova Holding AG	1,793	489,077
	St. Galler Kantonalbank AG	2,464	1,562,960
	Sulzer AG	19,275	3,221,332
#	Swatch Group AG (UHR SW)	1,329	277,743
#	Swatch Group AG (UHRN SW)	13,245	561,599
	Swiss Life Holding AG	7,783	8,448,073
	Swiss Prime Site AG	49,392	7,020,722
	Swiss Re AG	60,123	10,978,576
#	Swisscom AG	10,284	7,533,263
	Swissquote Group Holding SA	10,916	6,935,398
	Thurgauer Kantonalbank	163	31,601
	TX Group AG	2,947	744,297
*	u-blox Holding AG	4,935	825,413
#*	UBS Group AG (UBS US)	7,186	275,667
	UBS Group AG (UBSG SW)	194,963	7,460,320
	Valiant Holding AG	13,439	2,211,963
Ω	VAT Group AG	852	372,338
	Vaudoise Assurances Holding SA	652	500,729
	Vetropack Holding AG	5,026	134,055
	Vontobel Holding AG	27,971	2,121,016
	VP Bank AG, Class A	1,813	181,864
	VZ Holding AG	8,536	1,667,490
	V-ZUG Holding AG	879	45,312
	Walliser Kantonalbank	1,868	299,658
	Ypsomed Holding AG	126	49,473
	Zehnder Group AG	8,980	791,289
	Zug Estates Holding AG, Class B	260	691,310
	Zuger Kantonalbank	98	1,069,016
	Zurich Insurance Group AG	8,171	5,682,694

TOTAL SWITZERLAND			288,355,660

UNITED KINGDOM — (10.0%)
	3i Group PLC	32,200	1,863,433

		Shares	Value»
UNITED KINGDOM — (Continued)
	4imprint Group PLC	11,660	$510,623
	Aberdeen Group PLC	757,995	2,021,599
*	Accesso Technology Group PLC	5,053	23,545
	Admiral Group PLC	36,363	1,565,689
	Advanced Medical Solutions Group PLC	59,728	168,748
*	Afentra PLC	51,932	31,048
	AG Barr PLC	27,916	245,373
Ω	Airtel Africa PLC	454,430	1,652,614
	AJ Bell PLC	138,023	974,413
Ω	Alfa Financial Software Holdings PLC	62,803	187,076
	Anglo American PLC	53,044	2,006,793
	Anglo-Eastern Plantations PLC	16,732	307,785
	Antofagasta PLC	16,978	623,133
*	AO World PLC	151,274	211,557
	Ashmore Group PLC	10,809	26,685
	Ashtead Group PLC	127,317	8,504,109
	Associated British Foods PLC	34,468	1,040,125
	AstraZeneca PLC (AZN US), Sponsored ADR	178,300	14,691,920
	Atalaya Mining Copper SA	2,664	23,961
*	Auction Technology Group PLC	1,188	4,825
Ω	Auto Trader Group PLC	223,252	2,290,361
	Aviva PLC	204,514	1,797,534
	Avon Technologies PLC	2,059	51,878
	B&M European Value Retail SA	134,289	317,084
	Babcock International Group PLC	295,445	4,717,968
	BAE Systems PLC	91,186	2,246,227
Ω	Bakkavor Group PLC	154,207	449,440
	Balfour Beatty PLC	168,944	1,493,139
	Barclays PLC (BARC LN)	674,450	3,617,494
	Barclays PLC (BCS US), Sponsored ADR	70,834	1,522,223
	Barratt Redrow PLC	560,369	2,772,974
	Beazley PLC	168,553	2,062,042
	Bellway PLC	51,846	1,789,360
	Berkeley Group Holdings PLC	22,346	1,183,780

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Bloomsbury Publishing PLC	50,401	$330,710
	Bodycote PLC	143,576	1,164,065
	BP PLC (BP LN)	1,487,940	8,717,554
	BP PLC (BP US), Sponsored ADR	4,950	173,894
	Breedon Group PLC	160,457	726,342
Ω	Bridgepoint Group PLC	42,729	169,226
	British American Tobacco PLC (BATS LN)	144,281	7,389,423
	British American Tobacco PLC (BTI US), Sponsored ADR	1,755	89,838
#	Brooks Macdonald Group PLC	2,498	57,254
	BT Group PLC	3,828,974	9,344,890
	Bunzl PLC	15,944	484,661
*	Burberry Group PLC	150,677	2,452,669
	Burford Capital Ltd.	55,297	543,224
	Bytes Technology Group PLC (BYIT LN)	10,454	50,948
	C&C Group PLC	140,783	252,936
*	Canal & SA	161,833	509,602
	Capital Ltd.	117,538	185,269
	Card Factory PLC	389,145	528,859
*	Carnival PLC (CCL LN)	314	8,158
*	Carnival PLC (CUK US), ADR	17,224	447,996
	Castings PLC	1,334	4,269
	Central Asia Metals PLC	121,001	253,066
	Centrica PLC	2,083,514	4,910,428
	Chemring Group PLC	44,535	335,716
	Chesnara PLC	145,725	526,579
	Clarkson PLC	13,279	632,933
*	Close Brothers Group PLC	132,896	733,072
Ω	CMC Markets PLC	101,905	288,320
	Coats Group PLC	1,046,043	1,124,127
	Coca-Cola HBC AG	37,278	1,691,603
	Compass Group PLC	65,028	2,152,415
	Computacenter PLC	25,723	969,305
Ω	Convatec Group PLC	41,872	134,475
	Costain Group PLC	146,961	296,370
	Cranswick PLC	8,131	527,496
	Crest Nicholson Holdings PLC	340,903	741,169
	Croda International PLC	3,011	114,282

		Shares	Value»
UNITED KINGDOM — (Continued)
	Currys PLC	989,115	$1,825,713
	CVS Group PLC	21,707	354,111
	DCC PLC	19,035	1,254,007
*	DFS Furniture PLC	126,133	264,061
	Diploma PLC	2,859	210,917
	DiscoverIE Group PLC	49,130	375,747
#	Diversified Energy Co. PLC (DEC LN)	16,940	213,770
	Dowlais Group PLC	414,070	449,836
	Dr. Martens PLC	103,885	124,263
	Drax Group PLC	378,778	3,589,936
	Dunelm Group PLC	58,420	857,997
	easyJet PLC	83,048	528,750
	Ecora Resources PLC	123,691	156,071
	Elementis PLC	223,558	483,236
	Energean PLC	83,379	1,056,717
	EnQuest PLC	2,434,669	389,200
	Entain PLC	52,436	546,157
	Eurocell PLC	42,341	69,230
	Experian PLC	82,899	3,866,837
	Fevara PLC	4,207	6,686
	Firstgroup PLC	858,875	2,372,518
	Foresight Group Holdings Ltd.	17,500	104,912
Ω	Forterra PLC	15,878	37,996
	Foxtons Group PLC	198,325	143,338
*	Frasers Group PLC	57,024	547,422
	Fresnillo PLC	55,053	1,609,923
*	Frontier Developments PLC	8,719	59,750
	Fuller Smith & Turner PLC, Class A	27,208	220,269
*Ω	Funding Circle Holdings PLC	22,235	38,657
	Galliford Try Holdings PLC	106,890	729,554
	Games Workshop Group PLC	14,940	3,128,558
*	Gaming Realms PLC	141,719	76,647
	Gamma Communications PLC	2,192	28,617
	GB Group PLC	94,721	293,206
*	Genel Energy PLC	88,062	74,321
	Genuit Group PLC	130,697	635,441
*	Georgia Capital PLC	28,802	980,145
	Glencore PLC	764,042	3,660,194
	Gooch & Housego PLC	12,228	92,512
	Goodwin PLC	286	81,622
	Grafton Group PLC, CDI	112,665	1,408,829
	Grainger PLC	521,679	1,285,344

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Greencore Group PLC	408,487	$1,279,615
	Greggs PLC	68,837	1,459,020
*	Griffin Mining Ltd.	37,665	94,169
	GSK PLC (GSK LN)	71,764	1,680,251
#	GSK PLC (GSK US), Sponsored ADR	201,719	9,452,552
	Gulf Keystone Petroleum Ltd.	285,155	678,794
*	Gulf Marine Services PLC	466,490	103,062
*Ω	Gym Group PLC	139,580	255,138
	Haleon PLC (HLN LN)	16,968	78,905
	Halfords Group PLC	223,454	438,982
	Harbour Energy PLC	5,348	15,829
	Hargreaves Services PLC	19,428	167,538
	Harworth Group PLC	104,174	224,460
	Hays PLC	20,119	15,623
*	Headlam Group PLC	26,964	18,196
	Helical PLC	109,132	299,096
*	Helios Towers PLC	21,116	41,525
	Henry Boot PLC	52,650	153,121
	Hikma Pharmaceuticals PLC	8,723	211,005
	Hill & Smith PLC	27,752	785,298
	Hilton Food Group PLC	8,681	73,411
	Hiscox Ltd.	146,977	2,657,095
	Hochschild Mining PLC	452,943	1,968,933
	Hollywood Bowl Group PLC	149,621	530,092
Ω	Hostelworld Group PLC	38,772	64,737
	Howden Joinery Group PLC	263,686	2,994,909
	HSBC Holdings PLC (HSBA LN)	259,243	3,629,257
	HSBC Holdings PLC (HSBC US), Sponsored ADR	111,006	7,778,190
	Hunting PLC	130,129	584,377
Ω	Ibstock PLC	18,912	33,974
	ICG PLC	16,634	422,565
	IG Group Holdings PLC	227,840	3,335,024
	IMI PLC	102,880	3,234,445
	Imperial Brands PLC	238,012	9,457,237
	Inchcape PLC	294,056	2,950,807
	Informa PLC	24,371	310,324

		Shares	Value»
UNITED KINGDOM — (Continued)
	IntegraFin Holdings PLC	78,153	$372,207
	International Personal Finance PLC	224,665	603,692
	International Workplace Group PLC	273,964	815,346
	Intertek Group PLC	27,712	1,845,841
	Investec PLC	86,771	653,354
*	IP Group PLC	1,061,745	843,775
	Ithaca Energy PLC	16,690	47,806
	ITV PLC	674,708	617,598
	J D Wetherspoon PLC	84,531	717,143
	J Sainsbury PLC	367,069	1,648,098
*	James Fisher & Sons PLC	41,939	219,177
	JD Sports Fashion PLC	540,948	662,870
	JET2 PLC	32,832	573,342
*	John Wood Group PLC	475,730	115,244
	Johnson Matthey PLC	29,651	830,414
	Johnson Service Group PLC	332,159	591,493
	Jupiter Fund Management PLC	185,781	371,893
	Just Group PLC	767,492	2,142,514
	Kainos Group PLC	13,116	162,754
	Keller Group PLC	102,134	2,130,505
	Kier Group PLC	305,232	868,522
	Kingfisher PLC	457,234	1,854,349
#	Knights Group Holdings PLC	24,312	53,754
	Lancashire Holdings Ltd.	161,145	1,415,049
	Legal & General Group PLC	686,237	2,144,434
	Lion Finance Group PLC	39,753	4,184,948
	Lloyds Banking Group PLC (LLOY LN)	8,411,858	9,862,798
#	Lloyds Banking Group PLC (LYG US), ADR	43,332	204,094
	London Stock Exchange Group PLC	3,945	491,673
	LSL Property Services PLC	28,265	94,770
Ω	Luceco PLC	13,306	23,060
	M&G PLC	185,587	642,533
	Man Group PLC	639,449	1,766,676

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Marks & Spencer Group PLC	1,182,464	$6,179,343
	Marshalls PLC	19,760	43,831
*	Marston’s PLC	722,235	434,747
	McBride PLC	98,366	151,605
	Me Group International PLC	200,583	496,461
	Mears Group PLC	152,156	709,194
	Melrose Industries PLC	29,821	245,667
*	Metro Bank Holdings PLC	139,467	214,636
*	Mitchells & Butlers PLC	291,273	931,439
	Mitie Group PLC	727,166	1,572,833
	MJ Gleeson PLC	15,371	74,534
	Mondi PLC	56,080	626,848
	MONY Group PLC	354,885	905,056
	Morgan Advanced Materials PLC	167,807	450,010
	Morgan Sindall Group PLC	23,331	1,425,517
	MP Evans Group PLC	6,851	121,534
	NatWest Group PLC (NWG LN)	1,485,378	11,435,201
	NCC Group PLC	57,681	113,451
	Next PLC	23,716	4,456,000
	Ninety One PLC	211,047	641,546
	Norcros PLC	65,876	259,579
Ω	On the Beach Group PLC	21,849	61,033
	OSB Group PLC	156,755	1,111,074
	Oxford Instruments PLC	16,632	412,651
	Pagegroup PLC	184,177	571,678
	Pan African Resources PLC	2,059,019	2,262,414
*	Pantheon Resources PLC	521,617	191,795
	Paragon Banking Group PLC	231,805	2,528,154
	PayPoint PLC	44,124	403,911
	Pearson PLC (PSON LN)	8,619	119,959
	Persimmon PLC	30,384	482,896
	Pets at Home Group PLC	342,483	964,748
	Pharos Energy PLC	305,691	82,773
	Phoenix Group Holdings PLC	41,823	370,503
*	Pinewood Technologies Group PLC	48,447	234,478

		Shares	Value»
UNITED KINGDOM — (Continued)
	Playtech PLC	131,852	$456,348
	Plus500 Ltd.	68,343	2,843,715
	Polar Capital Holdings PLC	58,592	441,705
	Pollen Street Group Ltd.	5,330	62,050
	Porvair PLC	5,705	57,482
	PPHE Hotel Group Ltd.	6,178	116,162
	Premier Foods PLC	619,490	1,485,879
	Prudential PLC (PRU LN)	17,135	238,315
*	PureTech Health PLC (PRTC LN)	105,244	182,760
	PZ Cussons PLC	15,556	15,138
	QinetiQ Group PLC	86,454	545,929
Ω	Quilter PLC	245,353	585,793
	Rank Group PLC	58,841	91,744
	Rathbones Group PLC	743	17,416
*††	Raven Property Group Ltd.	76,713	0
	Reach PLC	389,182	302,161
	Reckitt Benckiser Group PLC	194,710	14,893,182
	Record PLC	19,236	15,153
	RELX PLC (RELX US), Sponsored ADR	71,103	3,145,597
	RELX PLC (REN NA)	1,141	50,254
	Renew Holdings PLC	50,132	610,534
	Rentokil Initial PLC	90,463	504,914
	Rightmove PLC	345,183	3,030,863
	Rio Tinto PLC (RIO LN)	7,021	506,144
	Rio Tinto PLC (RIO US), Sponsored ADR	88,380	6,340,381
	Robert Walters PLC	21,507	42,575
*	Rockhopper Exploration PLC	470,244	508,375
	Rotork PLC	65,437	294,588
	RS Group PLC	17,075	124,970
	S&U PLC	1,889	44,253
Ω	Sabre Insurance Group PLC	14,703	25,889
*	Saga PLC	93,661	327,954
	Sage Group PLC	98,770	1,492,945
*	Savannah Energy PLC	427,262	39,141
	Savills PLC	63,846	846,061
	Schroders PLC	15,211	75,907
	Secure Trust Bank PLC	13,910	178,101

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Senior PLC	112,837	$282,630
	Serco Group PLC	812,170	2,710,184
	Serica Energy PLC	291,652	833,570
	Shell PLC (SHEL LN)	153,886	5,769,095
	Shell PLC (SHEL US), ADR	260,156	19,490,888
*	Sigmaroc PLC	228,265	346,631
	Smiths Group PLC	9,885	327,332
	Softcat PLC	58,457	1,231,776
	Spectris PLC	14,574	786,230
	Speedy Hire PLC	411,815	149,149
	Spirax Group PLC	2,073	193,354
Ω	Spire Healthcare Group PLC	383,520	1,182,427
	SSE PLC	83,541	2,104,630
	SSP Group PLC	20,359	41,146
	St. James’s Place PLC	106,820	1,822,567
	Standard Chartered PLC	235,313	4,830,326
*††	Studio Retail Group PLC	41,980	0
	Tate & Lyle PLC	20,070	101,894
	Tatton Asset Management PLC	1,745	17,061
	Taylor Wimpey PLC	553,900	766,177
	TBC Bank Group PLC	39,463	2,260,919
	Telecom Plus PLC	43,906	1,024,120
	Tesco PLC	1,524,768	9,201,473
	Topps Tiles PLC	77,798	35,235
	TP ICAP Group PLC	662,927	2,286,412
*Ω	Trainline PLC	6,614	21,833
	Travis Perkins PLC	69,519	574,783
	Trifast PLC	31,647	31,582
	TT Electronics PLC	57,196	115,981
#	Unilever PLC (UL US), Sponsored ADR	215,138	12,949,156
*	Vanquis Banking Group PLC	171,307	256,578
	Vertu Motors PLC	320,253	263,644
	Vesuvius PLC	248,126	1,224,454
	Victrex PLC	11,652	99,011
*	Vistry Group PLC	66,720	565,162
	Vodafone Group PLC (VOD LN)	2,093,048	2,533,787
	Volex PLC	38,790	191,118
	Volution Group PLC	64,022	552,922
*Ω	Watches of Switzerland Group PLC	134,493	694,195
	Weir Group PLC	10,343	402,631
	WH Smith PLC	58,228	517,240
	Whitbread PLC	25,852	984,191

		Shares	Value»
UNITED KINGDOM — (Continued)
	Wickes Group PLC	284,546	$827,895
*	Xaar PLC	33,765	56,213
	XPS Pensions Group PLC	55,236	244,679
	Young & Co.’s Brewery PLC (YNGA LN), Class A	16,919	171,116
	Young & Co.’s Brewery PLC (YNGN LN)	9,297	75,228
	Zigup PLC	222,757	1,014,804

TOTAL UNITED KINGDOM			407,332,906

UNITED STATES — (0.2%)
*	Flutter Entertainment PLC	795	183,150
*	Gran Tierra Energy, Inc. (GTE CN)	6,863	23,342
#	International Paper Co.	128,777	5,042,604
	MEG Energy Corp.	208,727	4,416,967
#*	Perpetua Resources Corp.	6,110	146,823
	Royal Gold, Inc.	10	1,748

TOTAL UNITED STATES			9,814,634

TOTAL COMMON STOCKS			3,928,485,655

PREFERRED STOCKS — (0.2%)

GERMANY — (0.2%)
	Bayerische Motoren Werke AG, 5.764%	8,786	761,182
	Draegerwerk AG & Co. KGaA, 2.796%	5,950	501,392
	Einhell Germany AG, 1.843%	6,306	598,040
#	FUCHS SE, 3.020%	40,107	1,795,371
	Henkel AG & Co. KGaA, 2.901%	17,031	1,379,731
	Jungheinrich AG, 2.591%	28,006	1,000,883
	Porsche Automobil Holding SE, 5.552%	2,402	95,440
	Sixt SE, 4.946%	10,610	674,046
	STO SE & Co. KGaA, 2.782%	1,572	216,108
	Villeroy & Boch AG, 5.438%	5,840	111,422

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
GERMANY — (Continued)
Volkswagen AG, 7.042%	24,413	$2,542,290

TOTAL GERMANY		9,675,905

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
* Galan Lithium Ltd. Warrants	852	0
* Silver Mines Ltd. Warrants 06/17/26	972	32

TOTAL AUSTRALIA		32

CANADA — (0.0%)
* Constellation Software, Inc. Warrants 03/31/2040	1,092	0

GERMANY — (0.0%)
#* BayWa AG Rights 11/10/2025	6,602	11,339

	Shares	Value»
ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/2030	10,221	$0

SPAIN — (0.0%)
* Vidrala SA Rights 11/17/2025	11,818	55,850

TOTAL RIGHTS/WARRANTS		67,221

TOTAL INVESTMENT SECURITIES (Cost $2,231,674,984)		3,938,228,781

		Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@§ The DFA Short Term Investment Fund	12,723,986	147,178,344

TOTAL INVESTMENTS — (100.0%) (Cost $2,378,853,328)		$4,085,407,125

As of October 31, 2025, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	97	12/19/25	$32,756,616	$33,338,900	$582,284

Total Futures Contracts			$32,756,616	$33,338,900	$582,284

As of October 31, 2025, the value of Rule 144A securities amounted to $75,565,931 or 1.9% of net assets.

Summary of the Portfolio’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$1,360,188	$242,414,810	$15,131	$243,790,129
Austria	—	27,926,008	—	27,926,008
Belgium	496,431	64,476,770	—	64,973,201
Brazil	—	148,718	—	148,718
Canada	466,402,236	1,552,295	1,201	467,955,732
China	4,121,566	40,616	—	4,162,182
Denmark	—	95,490,741	—	95,490,741

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	—	$ 72,603,469	—	$ 72,603,469
France	—	261,212,171	—	261,212,171
Germany	$ 11,239,976	311,872,646	—	323,112,622
Hong Kong	—	57,023,492	$ 31,539	57,055,031
Ireland	—	24,027,591	—	24,027,591
Israel	2,866,506	46,617,581	—	49,484,087
Italy	1,200,926	122,334,438	—	123,535,364
Japan	8,381,246	933,857,108	—	942,238,354
Netherlands	27,204,883	103,994,948	—	131,199,831
New Zealand	12,215	11,018,366	—	11,030,581
Norway	—	31,776,545	—	31,776,545
Portugal	—	15,949,832	—	15,949,832
Singapore	—	42,680,377	—	42,680,377
Spain	114,241	125,097,462	—	125,211,703
Sweden	66,257	107,351,929	—	107,418,186
Switzerland	34,615,956	253,739,704	—	288,355,660
United Kingdom	76,286,729	331,046,177	—	407,332,906
United States	4,588,880	5,225,754	—	9,814,634
Preferred Stocks
Germany	—	9,675,905	—	9,675,905
Rights/Warrants
Australia	—	32	—	32
Canada	—	—	—	—
Germany	—	11,339	—	11,339
Italy	—	—	—	—
Spain	—	55,850	—	55,850
Securities Lending Collateral	—	147,178,344	—	147,178,344

Total Investments in Securities	$638,958,236	$3,446,401,018	$47,871<>	$4,085,407,125

Financial Instruments
Assets
Futures Contracts**	582,284	—	—	582,284

Total Financial Instruments	$ 582,284	—	—	$ 582,284

** Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (95.4%)
AUSTRALIA — (6.3%)
	ALS Ltd.	131,025	$1,859,599
	Aristocrat Leisure Ltd.	95,426	3,948,263
	BHP Group Ltd. (BHP AU)	172,250	4,910,537
#	BHP Group Ltd. (BHP LN), Class DI	166,810	4,749,623
#	BHP Group Ltd. (BHP US), Sponsored ADR	351,820	20,071,331
	Brambles Ltd.	418,805	6,805,399
	Cochlear Ltd.	4,195	787,568
	Coles Group Ltd.	374,620	5,402,977
	Computershare Ltd.	100,387	2,398,201
#	Eagers Automotive Ltd.	20,814	463,181
	Endeavour Group Ltd.	298,180	713,382
	Evolution Mining Ltd.	558,796	3,954,356
	Fortescue Ltd.	430,147	5,982,153
	Insurance Australia Group Ltd.	368,986	1,896,897
	JB Hi-Fi Ltd.	45,491	3,111,873
	Lottery Corp. Ltd.	404,732	1,455,828
	Medibank Pvt Ltd.	791,084	2,524,736
	Netwealth Group Ltd.	35,013	704,740
	Northern Star Resources Ltd.	53,302	859,486
	Pro Medicus Ltd.	17,321	2,974,100
	Qantas Airways Ltd.	42,577	283,654
#	Ramsay Health Care Ltd.	3,770	79,095
	REA Group Ltd.	17,630	2,456,510
	Rio Tinto Ltd.	89,943	7,809,414
	SGH Ltd.	42,548	1,348,151
	Technology One Ltd.	75,294	1,813,383
	Telstra Group Ltd. (TLS AU)	1,018,886	3,255,173
	Wesfarmers Ltd.	209,238	11,484,227
	Woolworths Group Ltd.	243,657	4,526,902
*	Xero Ltd.	17,550	1,660,321
	Yancoal Australia Ltd.	135,682	493,683

TOTAL AUSTRALIA			110,784,743

AUSTRIA — (0.2%)
	Erste Group Bank AG	941	97,477
	OMV AG	35,452	1,940,860
	Verbund AG	11,094	856,237

TOTAL AUSTRIA			2,894,574

		Shares	Value»
BELGIUM — (0.8%)
	Anheuser-Busch InBev SA (ABI BB)	66,320	$4,044,008
	KBC Group NV	55,915	6,727,101
	UCB SA	13,338	3,429,759

TOTAL BELGIUM			14,200,868

CANADA — (8.7%)
	Agnico Eagle Mines Ltd. (AEM CN)	5,000	804,178
	Agnico Eagle Mines Ltd. (AEM US)	32,170	5,173,258
	Alamos Gold, Inc. (AGI CN), Class A	4,404	135,773
	Alimentation Couche-Tard, Inc.	134,794	6,850,463
	ARC Resources Ltd.	231,606	4,271,967
#	BCE, Inc. (BCE US)	16,155	369,303
#	Canadian National Railway Co. (CNI US)	28,125	2,697,469
	Canadian National Railway Co. (CNR CN)	66,354	6,362,660
	Canadian Natural Resources Ltd. (CNQ US)	351,301	11,248,658
	CCL Industries, Inc., Class B	37,629	2,099,100
*	Celestica, Inc. (CLS US)	31,528	10,860,765
	Cenovus Energy, Inc. (CVE US)	357,999	6,057,343
	CGI, Inc. (GIB US)	4,171	362,877
	CGI, Inc. (GIBA CN)	49,794	4,333,432
	Colliers International Group, Inc. (CIGI US)	3,366	536,978
	Constellation Software, Inc.	2,686	7,068,725
	Dollarama, Inc.	59,591	7,745,917
	Element Fleet Management Corp.	99,661	2,688,086
	Empire Co. Ltd., Class A	33,313	1,131,770
	FirstService Corp. (FSV CN)	38	6,049
	FirstService Corp. (FSV US)	1,428	227,637
	George Weston Ltd.	45,902	2,791,004

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Gildan Activewear, Inc. (GIL US)	24,992	$1,456,784
	iA Financial Corp., Inc.	12,421	1,466,201
	Imperial Oil Ltd. (IMO US)	31,429	2,772,352
	Intact Financial Corp.	19,703	3,675,374
	Keyera Corp.	47,277	1,395,844
	Kinross Gold Corp. (KGC US)	397,858	9,246,220
	Loblaw Cos. Ltd.	78,728	3,128,800
	Lundin Gold, Inc.	17,850	1,213,502
	Lundin Mining Corp.	79	1,271
	Magna International, Inc. (MG CN)	43,120	2,037,098
	Magna International, Inc. (MGA US)	53,530	2,527,151
	Manulife Financial Corp. (MFC US)	41,464	1,342,190
	Metro, Inc.	45,013	3,000,439
	Open Text Corp. (OTEX CN)	21,163	811,936
	Pan American Silver Corp. (PAAS US)	1,424	50,139
	Parkland Corp.	1,479	42,138
	RB Global, Inc. (RBA US)	16,123	1,599,724
	Restaurant Brands International, Inc. (QSR CN)	19,350	1,270,915
	Restaurant Brands International, Inc. (QSR US)	39,187	2,574,194
	Rogers Communications, Inc. (RCI US), Class B	19,233	752,780
#	Rogers Communications, Inc. (RCIB CN), Class B	130,937	5,124,332
	Stantec, Inc. (STN CN)	1,995	220,929
	Stantec, Inc. (STN US)	15,440	1,711,987
	Suncor Energy, Inc. (SU US)	239,985	9,553,803
	TFI International, Inc. (TFII US)	2,000	179,460
#	Thomson Reuters Corp. (TRI US)	7,259	1,111,063
	Toromont Industries Ltd.	16,993	2,041,632
	Tourmaline Oil Corp.	69,750	3,067,896

		Shares	Value»
CANADA — (Continued)
	Waste Connections, Inc. (WCN US)	22,078	$3,702,039
	WSP Global, Inc.	17,913	3,424,614

TOTAL CANADA			154,326,219

DENMARK — (1.3%)
	Coloplast AS, Class B	3,727	337,086
#	Novo Nordisk AS (NOVOB DC), Class B	364,085	17,924,513
	Pandora AS	36,743	4,916,533

TOTAL DENMARK			23,178,132

FINLAND — (0.9%)
	Kone OYJ, Class B	78,750	5,261,526
#	Metso OYJ	152,746	2,504,881
	Nordea Bank Abp (NDA FH)	93,175	1,593,927
	Sampo OYJ, Class A	266,260	2,967,821
	Wartsila OYJ Abp	90,790	2,970,385

TOTAL FINLAND			15,298,540

FRANCE — (10.7%)
	Airbus SE	101,383	24,998,111
	Bouygues SA	36,959	1,668,259
	Bureau Veritas SA	121,130	3,980,627
	Cie de Saint-Gobain SA	14,298	1,387,792
	Eiffage SA	39,175	4,820,474
	Engie SA	253,159	5,927,199
	Eurofins Scientific SE	15,773	1,112,461
	Hermes International SCA	6,104	15,104,097
	L’Oreal SA	7,662	3,197,439
	LVMH Moet Hennessy Louis Vuitton SE	65,240	46,113,106
	Orange SA (ORA FP)	879,667	14,071,474
	Publicis Groupe SA (PUB FP)	11,644	1,167,068
	Safran SA	65,453	23,256,650
	Thales SA	16,027	4,570,144
	TotalEnergies SE (TTE FP)	487,200	30,418,342
	Vinci SA	56,087	7,499,743

TOTAL FRANCE			189,292,986

GERMANY — (6.6%)
	adidas AG	33,434	6,321,780
*	Aumovio SE	13,219	568,357
	BASF SE	13,600	671,049
	Bayer AG	221,721	6,896,518
	Continental AG	26,439	2,020,254

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Daimler Truck Holding AG	29,490	$1,182,038
	Deutsche Boerse AG	38,503	9,750,498
	Deutsche Post AG	223,799	10,282,747
	Deutsche Telekom AG (DTE GR)	636,665	19,720,807
	E.ON SE	438,411	8,157,240
	GEA Group AG	22,438	1,604,937
	Hannover Rueck SE	8,495	2,425,139
	HOCHTIEF AG	2,891	829,829
	Infineon Technologies AG (IFX GR)	185,168	7,349,854
	Knorr-Bremse AG	21,432	1,994,204
#	MTU Aero Engines AG	8,699	3,801,681
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,989	1,230,582
	Nemetschek SE	19,407	2,242,489
	Rheinmetall AG	13,047	25,647,586
*	Siemens Energy AG	10,146	1,264,043
Ω	Siemens Healthineers AG	24,941	1,397,942
	Symrise AG	8,491	702,197
*	Talanx AG	6,982	850,207
	Volkswagen AG	4,158	438,593

TOTAL GERMANY			117,350,571

HONG KONG — (1.7%)
	AIA Group Ltd.	499,800	4,863,419
	Cathay Pacific Airways Ltd.	238,000	338,798
	HKT Trust & HKT Ltd.	2,020,000	2,949,547
	Hong Kong Exchanges & Clearing Ltd.	229,237	12,494,078
	PRADA SpA	215,800	1,273,493
	SITC International Holdings Co. Ltd.	259,000	955,624
	Techtronic Industries Co. Ltd.	438,000	5,108,834
Ω	WH Group Ltd.	2,039,863	1,962,178

TOTAL HONG KONG			29,945,971

IRELAND — (0.2%)
	AIB Group PLC	149,539	1,378,200
	Kingspan Group PLC (KSP ID)	38,555	2,886,932

TOTAL IRELAND			4,265,132

ISRAEL — (0.8%)
	Bank Leumi Le-Israel BM	58,029	1,177,755

		Shares	Value»
ISRAEL — (Continued)
	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	$1,116,121
	Clal Insurance Enterprises Holdings Ltd.	3,109	172,877
	Delek Group Ltd.	3,056	803,474
	Electra Ltd.	6,620	209,776
*	Fattal Holdings 1998 Ltd.	2,058	373,539
	First International Bank of Israel Ltd.	7,956	572,211
	Formula Systems 1985 Ltd. (FORTY IT)	1,056	153,295
	Hilan Ltd.	2,776	218,695
	Matrix IT Ltd.	6,755	250,162
	Menora Mivtachim Holdings Ltd.	7,524	749,464
	Mizrahi Tefahot Bank Ltd.	32,684	2,125,034
	Next Vision Stabilized Systems Ltd.	10,203	447,951
	One Software Technologies Ltd.	4,103	110,328
	Paz Retail & Energy Ltd.	1,708	364,887
	Phoenix Financial Ltd.	47,121	1,814,018
	Shufersal Ltd.	37,120	461,326
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	23,641	484,082
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	116,283	2,381,476

TOTAL ISRAEL			13,986,471

ITALY — (1.9%)
	Banca Mediolanum SpA	58,170	1,169,476
	Enel SpA	1,636,772	16,557,188
	Eni SpA (ENI IM)	71,110	1,311,231
	Ferrari NV (RACE IM)	1,191	476,948
#	Ferrari NV (RACE US)	13,483	5,446,458
	FinecoBank Banca Fineco SpA	141,842	3,245,366
	Moncler SpA	39,460	2,367,180
Ω	Poste Italiane SpA	37,268	898,528
	Prysmian SpA	7,511	783,125
	Recordati Industria Chimica e Farmaceutica SpA	23,393	1,392,392

TOTAL ITALY			33,647,892

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (22.5%)
	Advantest Corp.	132,000	$19,766,445
	Aeon Co. Ltd.	402,300	6,363,059
	Air Water, Inc.	74,984	1,047,167
	Ajinomoto Co., Inc.	151,600	4,299,725
	Asahi Intecc Co. Ltd.	33,200	526,463
	Asics Corp.	141,400	3,600,633
	Astellas Pharma, Inc.	463,400	4,850,698
	Bandai Namco Holdings, Inc.	77,100	2,399,536
	BayCurrent, Inc.	49,200	2,256,509
	BIPROGY, Inc.	34,900	1,409,660
	Blue Zones Holdings Co. Ltd.	4,200	213,752
	Bridgestone Corp.	86,900	3,793,630
	Capcom Co. Ltd.	126,400	3,300,696
	Chugai Pharmaceutical Co. Ltd.	138,300	6,329,677
	Cosmo Energy Holdings Co. Ltd.	31,000	707,897
	Cosmos Pharmaceutical Corp.	14,400	644,276
	CyberAgent, Inc.	5,400	53,829
	Daicel Corp.	16,400	141,107
	Daifuku Co. Ltd.	42,300	1,348,388
	Daiichi Sankyo Co. Ltd.	118,300	2,825,964
	Daikin Industries Ltd.	28,100	3,264,658
	Daito Trust Construction Co. Ltd.	146,295	2,735,139
	Daiwa House Industry Co. Ltd.	126,300	4,285,112
	Dentsu Soken, Inc.	4,500	222,850
	Disco Corp.	16,400	5,446,160
#	DMG Mori Co. Ltd.	6,500	100,811
	Ebara Corp.	153,500	4,093,433
	Fast Retailing Co. Ltd.	31,800	11,674,408
	Food & Life Cos. Ltd.	15,500	755,987
	Fuji Electric Co. Ltd.	33,000	2,356,905
	Fujikura Ltd.	66,600	9,069,190
	Fujitsu Ltd.	295,200	7,693,041
	Fuyo General Lease Co. Ltd.	11,700	305,891
	GMO Payment Gateway, Inc.	8,660	472,406
	Hitachi Construction Machinery Co. Ltd.	27,100	882,023
	Hitachi Ltd. (6501 JP)	171,900	5,871,929
	Hoya Corp.	63,300	10,281,946
	IHI Corp.	185,500	3,840,609
	Inpex Corp.	249,400	4,601,959
	Internet Initiative Japan, Inc.	47,200	851,606

		Shares	Value»
JAPAN — (Continued)
	Isuzu Motors Ltd.	177,100	$2,173,067
	J Front Retailing Co. Ltd.	56,700	852,805
	Japan Airlines Co. Ltd.	35,500	639,547
	Japan Airport Terminal Co. Ltd.	15,500	481,607
	Japan Exchange Group, Inc.	442,900	4,938,850
	Kakaku.com, Inc.	20,400	362,661
	Kao Corp.	9,700	410,500
	Kawasaki Heavy Industries Ltd.	42,000	3,363,217
	KDDI Corp.	763,000	12,162,486
#	Kobe Bussan Co. Ltd.	43,400	1,007,058
	Kobe Steel Ltd.	98,300	1,156,929
	Komatsu Ltd.	155,100	5,188,242
	Konami Group Corp.	24,500	4,080,112
	Kuraray Co. Ltd.	53,500	579,756
	Kurita Water Industries Ltd.	27,200	1,030,444
#	Lasertec Corp.	14,300	2,903,361
	Marui Group Co. Ltd.	2,900	55,617
	Maruwa Co. Ltd.	1,300	367,558
	McDonald’s Holdings Co. Japan Ltd.	28,400	1,111,007
	Minebea Mitsumi, Inc.	12,900	254,953
	Mitsubishi Chemical Group Corp.	600	3,134
	Mitsubishi HC Capital, Inc.	364,550	2,851,754
	Mitsubishi Motors Corp.	93,900	228,827
	MonotaRO Co. Ltd.	82,413	1,149,834
	MS&AD Insurance Group Holdings, Inc.	142,800	2,943,745
	NIDEC Corp. (6594 JP)	57,700	702,023
	Nippon Express Holdings, Inc.	108,603	2,310,559
	Nippon Sanso Holdings Corp.	82,800	2,749,938
	Nissan Chemical Corp.	52,300	1,766,990
	Niterra Co. Ltd.	39,900	1,636,821
	Nitto Denko Corp.	147,600	3,675,956
	Nomura Research Institute Ltd.	77,000	2,973,205
	Olympus Corp.	233,700	2,876,137
	Open House Group Co. Ltd.	30,200	1,453,313
	Oracle Corp. Japan	13,175	1,214,601
	Organo Corp.	2,100	180,220
	Oriental Land Co. Ltd.	48,200	975,456

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Otsuka Corp.	63,800	$1,261,330
	Pan Pacific International Holdings Corp.	757,000	4,503,096
	Persol Holdings Co. Ltd.	700,900	1,162,698
	Rakus Co. Ltd.	42,202	340,688
*	Rakuten Bank Ltd.	1,400	76,842
*	Rakuten Group, Inc.	149,841	980,290
	Recruit Holdings Co. Ltd.	267,200	13,249,896
	Resonac Holdings Corp.	45,200	1,760,979
	Ryohin Keikaku Co. Ltd.	126,200	2,595,853
	Sankyo Co. Ltd.	51,500	893,389
	Sanrio Co. Ltd.	28,800	1,332,817
	Sanwa Holdings Corp.	92,100	2,511,724
	SCREEN Holdings Co. Ltd.	19,000	1,801,156
	SCSK Corp.	78,100	2,869,911
	Seibu Holdings, Inc.	58,800	2,066,704
	Seven & i Holdings Co. Ltd.	451,800	5,746,803
	SG Holdings Co. Ltd.	72,800	669,076
*	Sharp Corp.	12,200	67,724
	Skylark Holdings Co. Ltd.	110,300	1,995,051
	Socionext, Inc.	9,521	214,266
	SoftBank Corp.	6,266,000	8,903,973
	SoftBank Group Corp.	89,100	15,634,245
*	Sony Financial Group, Inc.	1,455,000	1,467,179
	Sony Group Corp. (6758 JP)	1,455,000	40,521,138
	Subaru Corp.	182,700	3,886,599
	Sugi Holdings Co. Ltd.	12,200	263,541
#	Sumitomo Forestry Co. Ltd.	110,100	1,145,345
	Sundrug Co. Ltd.	24,600	663,959
	Suzuki Motor Corp.	156,800	2,340,847
	Sysmex Corp.	121,000	1,348,855
	TDK Corp. (6762 JP)	390,000	6,814,159
	TIS, Inc.	83,600	2,880,089
	Toei Animation Co. Ltd.	4,500	84,339
	Tokio Marine Holdings, Inc. (8766 JP)	264,300	9,856,584
	Tokyo Century Corp.	72,900	860,355
	Tokyo Electron Ltd.	80,300	17,703,757
	Tokyu Fudosan Holdings Corp.	14,600	117,657
#	Toridoll Holdings Corp.	6,500	188,268
	Toyo Tire Corp.	29,000	792,572

		Shares	Value»
JAPAN — (Continued)
#	Toyota Motor Corp. (TM US), Sponsored ADR	30,391	$6,205,538
	Toyota Tsusho Corp.	92,100	2,815,150
	Trend Micro, Inc. (4704 JP)	49,100	2,505,693
	Unicharm Corp.	1,501	9,287
	USS Co. Ltd.	177,800	1,962,534
*	Visional, Inc.	300	20,830
	Welcia Holdings Co. Ltd.	24,800	494,583
	Yamazaki Baking Co. Ltd.	1,200	23,583
	Yokogawa Electric Corp.	52,800	1,579,483
	Yokohama Rubber Co. Ltd.	3,500	124,912
	Zensho Holdings Co. Ltd.	36,200	2,254,030
	ZOZO, Inc.	134,200	1,160,093

TOTAL JAPAN			398,226,934

NETHERLANDS — (3.7%)
	ASML Holding NV (ASML NA)	25,123	26,562,783
	ASML Holding NV (ASML US)	21,467	22,738,490
	ASR Nederland NV	48,477	3,235,289
	Koninklijke KPN NV	1,130,650	5,232,039
	Wolters Kluwer NV	67,086	8,223,773

TOTAL NETHERLANDS			65,992,374

NEW ZEALAND — (0.2%)
	Chorus Ltd. (CNU NZ)	300,879	1,611,222
	Contact Energy Ltd.	56,562	301,522
	Fisher & Paykel Healthcare Corp. Ltd.	49,321	1,045,610
	Mainfreight Ltd.	16,254	560,552
	Spark New Zealand Ltd.	618,656	867,313

TOTAL NEW ZEALAND			4,386,219

NORWAY — (0.7%)
	Aker BP ASA	47,410	1,228,722
Ω	BW LPG Ltd.	20,926	277,117
	Equinor ASA	205,722	4,927,308
	Hafnia Ltd.	52,810	328,993
	Hoegh Autoliners ASA	2,029	18,181
	Kongsberg Gruppen ASA	36,955	942,104
	Protector Forsikring ASA	11,993	540,258

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Storebrand ASA	125,086	$1,938,459
	Telenor ASA	65,559	974,963
	Var Energi ASA	79,114	265,814
	Veidekke ASA	19,132	296,216
	Wallenius Wilhelmsen ASA	23,918	187,060

TOTAL NORWAY			11,925,195

PORTUGAL — (0.1%)
	Galp Energia SGPS SA	113,250	2,275,314
	Jeronimo Martins SGPS SA	15,405	396,756

TOTAL PORTUGAL			2,672,070

SINGAPORE — (1.5%)
	DBS Group Holdings Ltd.	306,193	12,677,157
	DFI Retail Group Holdings Ltd.	23,600	82,801
	Jardine Cycle & Carriage Ltd.	29,400	734,105
	Sembcorp. Industries Ltd.	350,100	1,754,192
	Singapore Airlines Ltd.	369,000	1,878,401
	Singapore Exchange Ltd.	295,300	3,831,680
	Singapore Technologies Engineering Ltd.	578,800	3,770,915
	Yangzijiang Shipbuilding Holdings Ltd.	378,300	1,021,696

TOTAL SINGAPORE			25,750,947

SPAIN — (2.5%)
	ACS Actividades de Construccion y Servicios SA	31,352	2,574,301
Ω	Aena SME SA	166,510	4,522,606
	Amadeus IT Group SA	104,594	7,995,238
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	219,253	4,417,087
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	25,506	513,436
	Endesa SA	100,465	3,601,671
	Ferrovial SE	36,636	2,248,144
#	Industria de Diseno Textil SA	167,352	9,241,242

	Shares	Value»
SPAIN — (Continued)
Naturgy Energy Group SA	11,235	$340,294
# Telefonica SA (TEF SM)	1,641,259	8,323,107

TOTAL SPAIN		43,777,126

SWEDEN — (3.1%)
AddTech AB, Class B	79,454	2,676,860
Atlas Copco AB (ATCOA SS), Class A	517,386	8,669,348
Atlas Copco AB (ATCOB SS), Class B	311,236	4,655,829
Avanza Bank Holding AB	40,384	1,552,141
Axfood AB	37,200	1,013,668
Epiroc AB (EPIA SS), Class A	89,197	1,880,803
Epiroc AB (EPIB SS), Class B	60,798	1,134,647
# H & M Hennes & Mauritz AB, Class B	163,087	3,080,080
Hemnet Group AB	18,833	411,043
Indutrade AB	61,345	1,639,891
Lagercrantz Group AB, Class B	41,874	1,024,436
Lifco AB, Class B	18,806	726,088
Loomis AB	8,408	338,720
Medicover AB, Class B	14,054	382,080
Nordnet AB publ	29,215	843,591
Sectra AB, Class B	40,431	1,282,559
Sweco AB, Class B	37,915	683,171
Tele2 AB, Class B	223,821	3,555,591
Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	144,507	1,458,076
Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	311,205	3,157,443
Telia Co. AB	364,196	1,433,719
Volvo AB (VOLVA SS), Class A	54,973	1,502,265
Volvo AB (VOLVB SS), Class B	410,093	11,234,517

TOTAL SWEDEN		54,336,566

SWITZERLAND — (8.6%)
Geberit AG	12,634	9,235,755
Kuehne & Nagel International AG	22,568	4,329,594
Nestle SA	408,770	39,057,336

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Novartis AG (NVS US), Sponsored ADR	246,503	$30,514,606
	Partners Group Holding AG	7,501	9,185,850
	Roche Holding AG (RO SW)	7,170	2,432,519
	Roche Holding AG (ROG SW)	153,733	49,797,220
	SGS SA	62,747	7,075,966

TOTAL SWITZERLAND			151,628,846

UNITED KINGDOM — (12.4%)
	Admiral Group PLC	94,186	4,055,385
Ω	Airtel Africa PLC	278,231	1,011,836
	Ashtead Group PLC	221,086	14,767,388
	AstraZeneca PLC (AZN LN)	32,872	5,422,188
	AstraZeneca PLC (AZN US), Sponsored ADR	261,592	21,555,181
Ω	Auto Trader Group PLC	383,457	3,933,917
	BP PLC (BP LN)	165,519	969,744
	BP PLC (BP US), Sponsored ADR	458,568	16,109,494
	BT Group PLC	2,677,069	6,533,582
	Bunzl PLC	7,601	231,053
*	Carnival PLC (CUK US), ADR	4,779	124,302
	Coca-Cola HBC AG	2,338	106,094
	Compass Group PLC	214,510	7,100,243
#	Diageo PLC (DEO US), Sponsored ADR	81,079	7,466,565
	Diageo PLC (DGE LN)	80,730	1,856,931
	Experian PLC	200,008	9,329,404
	Games Workshop Group PLC	2,211	463,001
	GSK PLC (GSK LN)	1,058,901	24,792,509
	Imperial Brands PLC	379,216	15,067,877
	Intertek Group PLC	77,385	5,154,462
	Legal & General Group PLC	999,910	3,124,636
	Marks & Spencer Group PLC	798,644	4,173,568
	Next PLC	48,295	9,074,150
	Reckitt Benckiser Group PLC	182,653	13,970,954
	RELX PLC (REL LN)	45,322	2,003,068

		Shares	Value»
	UNITED KINGDOM — (Continued)
	RELX PLC (RELX US), Sponsored ADR	176,219	$7,795,928
	RELX PLC (REN NA)	28,850	1,270,660
	Rightmove PLC	185,301	1,627,027
	Rolls-Royce Holdings PLC	255,748	3,935,653
	Sage Group PLC	120,134	1,815,869
	St. James’s Place PLC	90,454	1,543,330
#	Unilever PLC (UL US), Sponsored ADR	335,154	20,172,919
	Unilever PLC (ULVR LN)	48,760	2,925,811

TOTAL UNITED KINGDOM			219,484,729

	UNITED STATES — (0.0%)
	MEG Energy Corp.	1,400	29,626

TOTAL COMMON STOCKS			1,687,382,731

	PREFERRED STOCKS — (0.2%)

	GERMANY — (0.2%)
# Ω	Dr. Ing hc F Porsche AG, 5.074%	13,698	716,692
	Volkswagen AG, 7.042%	35,319	3,678,006

TOTAL GERMANY			4,394,698

	RIGHTS/WARRANTS — (0.0%)

	CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	4,241	0

TOTAL INVESTMENT SECURITIES (Cost $1,161,175,017)			1,691,777,429

			Value†
	SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	6,697,759	77,472,974

TOTAL INVESTMENTS — (100.0%) (Cost $1,238,647,991)			$1,769,250,403

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of October 31, 2025, the value of Rule 144A securities amounted to $14,720,816 or 0.9% of net assets.

Summary of the Portfolio’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$20,071,331	$90,713,412	—	$110,784,743
Austria	—	2,894,574	—	2,894,574
Belgium	—	14,200,868	—	14,200,868
Canada	154,326,219	—	—	154,326,219
Denmark	—	23,178,132	—	23,178,132
Finland	—	15,298,540	—	15,298,540
France	—	189,292,986	—	189,292,986
Germany	568,357	116,782,214	—	117,350,571
Hong Kong	—	29,945,971	—	29,945,971
Ireland	—	4,265,132	—	4,265,132
Israel	2,381,476	11,604,995	—	13,986,471
Italy	5,446,458	28,201,434	—	33,647,892
Japan	7,672,717	390,554,217	—	398,226,934
Netherlands	22,738,490	43,253,884	—	65,992,374
New Zealand	—	4,386,219	—	4,386,219
Norway	—	11,925,195	—	11,925,195
Portugal	—	2,672,070	—	2,672,070
Singapore	—	25,750,947	—	25,750,947
Spain	513,436	43,263,690	—	43,777,126
Sweden	1,458,076	52,878,490	—	54,336,566
Switzerland	30,514,606	121,114,240	—	151,628,846
United Kingdom	73,224,389	146,260,340	—	219,484,729
United States	29,626	—	—	29,626
Preferred Stocks
Germany	—	4,394,698	—	4,394,698
Rights/Warrants
Canada	—	—	—	—
Securities Lending Collateral	—	77,472,974	—	77,472,974

Total Investments in Securities	$318,945,181	$1,450,305,222	—	$1,769,250,403

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
INTERNATIONAL EQUITIES — (100.0%)
The DFA International Value Series		$229,148,808
Dimensional Emerging Markets Value Fund		131,934,951
DFA International Small Cap Value Portfolio	1,192,478	35,917,437

TOTAL INTERNATIONAL EQUITIES		397,001,196

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $259,228,893)		$397,001,196

Summary of the Portfolio’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$397,001,196	—	—	$397,001,196

Total Investments in Securities	$397,001,196	—	—	$397,001,196

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (96.7%)
AUSTRALIA — (4.0%)
#	Accent Group Ltd.	139,081	$116,436
#	Acrow Ltd.	86,318	63,779
	Adairs Ltd.	80,169	106,415
#*	Aeris Resources Ltd.	134,146	40,356
	AGL Energy Ltd.	72,279	437,842
*	AIC Mines Ltd.	217,295	68,168
#*	Ainsworth Game Technology Ltd.	68,629	45,822
*	Alkane Resources Ltd.	156,660	102,755
	Alliance Aviation Services Ltd.	24,946	41,295
#*	Alligator Energy Ltd.	469,718	8,562
	ALS Ltd.	101,685	1,443,185
*	AMA Group Ltd.	241,943	14,544
	Amotiv Ltd.	46,944	273,453
	AMP Ltd.	759,463	886,065
#*	Amplitude Energy Ltd.	969,863	152,320
#	Ampol Ltd.	41,379	831,289
	Ansell Ltd.	47,501	1,134,808
*	Anson Resources Ltd.	349,043	18,922
	ANZ Group Holdings Ltd.	158,717	3,801,542
#	APA Group	144,369	867,070
#*	Appen Ltd.	37,273	18,808
	Arafura Rare Earths Ltd.	51,296	9,565
*	Arafura Rare Earths Ltd. (ARU AU)	277,286	51,613
	ARB Corp. Ltd.	23,940	562,761
	Aristocrat Leisure Ltd.	33,567	1,388,839
#	ARN Media Ltd.	85,589	29,579
	ASX Ltd.	8,387	309,454
	Atlas Arteria Ltd.	133,486	424,057
	AUB Group Ltd.	26,795	647,245
*	Aurelia Metals Ltd.	437,900	70,182
	Aurizon Holdings Ltd.	574,668	1,289,263
	Aussie Broadband Ltd.	60,547	235,555
*	Austal Ltd.	145,296	644,264
	Austin Engineering Ltd.	131,962	22,849
#*	Australian Agricultural Co. Ltd.	61,815	57,852
	Australian Clinical Labs Ltd.	68,828	116,934
	Australian Ethical Investment Ltd.	36,512	166,907

		Shares	Value»
AUSTRALIA — (Continued)
	Australian Finance Group Ltd.	60,542	$94,264
#*	Australian Strategic Materials Ltd.	27,243	18,026
#	Autosports Group Ltd.	16,665	44,905
*	Baby Bunting Group Ltd.	37,265	66,728
	Bank of Queensland Ltd.	218,932	982,327
	Bapcor Ltd.	114,656	189,386
*	BCI Minerals Ltd.	209,203	52,719
	Beach Energy Ltd.	549,533	446,516
#	Beacon Lighting Group Ltd.	27,743	50,701
*	Beetaloo Energy Australia Ltd.	124,993	23,276
	Bega Cheese Ltd.	103,747	360,081
	Bell Financial Group Ltd.	47,306	39,148
*	Bellevue Gold Ltd.	335,185	257,019
	Bendigo & Adelaide Bank Ltd.	131,673	1,089,195
	BHP Group Ltd. (BHP AU)	437,849	12,482,285
#	BHP Group Ltd. (BHP LN), Class DI	36,303	1,033,664
#	BHP Group Ltd. (BHP US), Sponsored ADR	52,042	2,968,996
	Bisalloy Steel Group Ltd.	3,803	12,348
#*	Black Cat Syndicate Ltd. (BC8 AU)	39,271	26,007
	BlueScope Steel Ltd.	91,602	1,370,471
#*	Boss Energy Ltd.	108,200	140,424
*	Botanix Pharmaceuticals Ltd.	207,005	18,263
	Brambles Ltd.	208,343	3,385,483
	Bravura Solutions Ltd.	115,951	218,234
#	Breville Group Ltd.	31,644	613,997
	Capral Ltd.	5,742	42,411
*	Capricorn Metals Ltd.	132,193	1,113,086
	CAR Group Ltd.	8,393	195,972
#*	Carnarvon Energy Ltd.	648,669	40,715
*	Catapult Sports Ltd.	33,176	145,658
	Cedar Woods Properties Ltd.	24,634	145,610
	Challenger Ltd.	167,897	1,021,980

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Champion Iron Ltd.	101,742	$367,949
#*	Chrysos Corp. Ltd.	9,367	49,364
	Civmec Australia Ltd.	80,600	71,095
	Cleanaway Waste Management Ltd.	594,561	991,156
#	Clinuvel Pharmaceuticals Ltd.	10,177	76,486
*	Coast Entertainment Holdings Ltd.	124,691	36,742
#	Cobram Estate Olives Ltd.	29,536	65,630
	Cochlear Ltd.	5,480	1,028,814
	Codan Ltd.	50,884	1,204,982
#	Cogstate Ltd.	19,223	34,616
	Coles Group Ltd.	177,481	2,559,729
	Collins Foods Ltd.	56,133	392,607
*	Comet Ridge Ltd.	142,861	12,182
	Commonwealth Bank of Australia	55,690	6,248,696
	Computershare Ltd.	66,614	1,591,379
#Ω	Coronado Global Resources, Inc., CDI	114,480	27,258
#	Corporate Travel Management Ltd.	31,005	326,005
	Credit Corp. Group Ltd.	22,305	209,248
	CSL Ltd.	14,855	1,731,147
	Dalrymple Bay Infrastructure Ltd.	78,702	228,159
	Data#3 Ltd.	52,371	301,573
#*	Deep Yellow Ltd.	250,673	293,781
	Deterra Royalties Ltd.	118,638	316,291
*	Develop Global Ltd.	50,294	116,776
	Dicker Data Ltd.	24,656	165,040
#	Domino’s Pizza Enterprises Ltd.	16,767	200,793
	Downer EDI Ltd.	202,815	1,024,423
*	DUG Technology Ltd.	22,647	32,412
	Duratec Ltd.	38,399	53,492
	Dyno Nobel Ltd.	574,618	1,209,211
#	Eagers Automotive Ltd.	56,784	1,263,634
*††	Elanor Investor Group	19,470	1,962
#	Elders Ltd.	62,291	288,905
#*	Electro Optic Systems Holdings Ltd.	60,028	243,484
*	Emeco Holdings Ltd.	87,420	68,571
*	Emerald Resources NL	204,363	634,653
#*	EML Payments Ltd.	97,511	61,551
	Endeavour Group Ltd.	404,682	968,183

		Shares	Value»
AUSTRALIA — (Continued)
	EQT Holdings Ltd.	6,372	$104,570
	Euroz Hartleys Group Ltd.	18,894	12,485
	Evolution Mining Ltd.	618,375	4,375,970
	EVT Ltd.	31,852	300,958
	Fiducian Group Ltd.	1,992	15,820
††	Firefinch Ltd.	50,216	1,232
*	FleetPartners Group Ltd.	73,519	140,449
	Fleetwood Ltd.	28,254	54,523
#	Flight Centre Travel Group Ltd.	34,635	278,624
	Fortescue Ltd.	221,560	3,081,285
	G8 Education Ltd.	397,771	209,355
	Generation Development Group Ltd.	34,296	160,512
*	Genesis Minerals Ltd.	20,590	78,337
	GR Engineering Services Ltd.	29,384	70,360
	GrainCorp Ltd., Class A	75,363	435,902
	Grange Resources Ltd.	238,429	42,122
	GWA Group Ltd.	72,185	116,626
	Hansen Technologies Ltd.	47,570	173,532
	Harvey Norman Holdings Ltd.	168,766	797,604
#	Healius Ltd.	115,502	67,227
	Helia Group Ltd.	140,658	496,096
#	Helloworld Travel Ltd.	30,924	38,418
*	Hipages Group Holdings Ltd.	12,881	11,381
	Horizon Oil Ltd.	202,365	27,156
	HUB24 Ltd.	9,731	725,136
#	Humm Group Ltd.	182,369	72,095
	IDP Education Ltd.	32,070	117,558
*	IGO Ltd.	210,057	736,546
	Iluka Resources Ltd.	104,306	471,585
	Imdex Ltd.	181,352	407,694
#*	Immutep Ltd. (IMM AU)	318,779	58,338
	Infomedia Ltd.	99,477	109,611
	Inghams Group Ltd.	115,757	183,219
*	Insignia Financial Ltd.	198,430	588,141
	Insurance Australia Group Ltd.	461,627	2,373,150
#	Integral Diagnostics Ltd.	90,368	152,825
*	ioneer Ltd.	109,921	13,287
#	IPD Group Ltd.	13,727	33,052
#	IPH Ltd.	52,918	127,596
	IRESS Ltd.	49,835	288,559

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	IVE Group Ltd.	47,768	$87,092
*	James Hardie Industries PLC	645	13,500
#*	James Hardie Industries PLC (JHX AU), CDI	43,669	919,701
#	JB Hi-Fi Ltd.	33,341	2,280,736
*	Judo Capital Holdings Ltd.	253,347	279,653
	Jumbo Interactive Ltd.	12,500	95,924
#	Jupiter Mines Ltd.	375,027	63,764
	Karoon Energy Ltd.	161,254	169,718
*	Kelly Partners Group Holdings Ltd.	6,429	40,151
	Kelsian Group Ltd.	57,067	181,687
#	Kogan.com Ltd.	17,812	37,040
#	L1 Group Ltd.	163,923	121,107
	Lendlease Corp. Ltd.	183,258	664,563
*††	Leo Lithium Ltd.	35,869	0
	Liberty Financial Group Ltd.	3,657	9,866
#	Lifestyle Communities Ltd.	29,979	101,460
#	Lindsay Australia Ltd.	117,737	46,566
	Lottery Corp. Ltd.	340,266	1,223,942
*	Lotus Resources Ltd.	387,403	49,284
	Lovisa Holdings Ltd.	19,939	471,728
	Lycopodium Ltd.	11,283	92,927
*	Lynas Rare Earths Ltd.	92,905	926,204
	MA Financial Group Ltd.	19,168	120,629
#	Maas Group Holdings Ltd.	20,394	63,277
	Macmahon Holdings Ltd.	525,240	161,287
	Macquarie Group Ltd.	15,513	2,212,690
*	Macquarie Technology Group Ltd.	2,696	116,621
#	Mader Group Ltd.	14,929	86,671
	Magellan Financial Group Ltd.	56,253	353,571
*	Mayne Pharma Group Ltd.	20,385	56,622
	McMillan Shakespeare Ltd.	21,795	245,315
	Medibank Pvt Ltd.	357,450	1,140,798
*	Megaport Ltd.	23,381	251,143
#*	Mesoblast Ltd. (MSB AU)	379,344	619,963
*	Metals X Ltd.	294,661	162,576
	Metcash Ltd.	380,940	948,892

		Shares	Value»
AUSTRALIA — (Continued)
*	Mineral Resources Ltd.	24,487	$773,360
	Monadelphous Group Ltd.	37,594	571,400
#	Monash IVF Group Ltd.	105,786	47,805
	MotorCycle Holdings Ltd.	9,989	24,616
*	Mount Gibson Iron Ltd.	260,860	61,423
#	Myer Holdings Ltd.	428,063	110,494
	MyState Ltd.	51,906	150,990
*	Nanosonics Ltd.	5,619	16,828
	National Australia Bank Ltd.	211,468	6,028,964
	Navigator Global Investments Ltd.	145,868	237,523
	Netwealth Group Ltd.	44,623	898,170
	New Hope Corp. Ltd.	161,692	438,831
#*	NEXTDC Ltd.	88,855	913,512
	nib holdings Ltd.	143,169	705,622
#	Nick Scali Ltd.	27,296	453,436
	Nickel Industries Ltd.	525,142	253,665
	Nine Entertainment Co. Holdings Ltd.	435,013	330,059
	Northern Star Resources Ltd.	258,418	4,166,947
#*	Novonix Ltd.	20,376	7,640
	NRW Holdings Ltd.	213,519	676,519
*	Nufarm Ltd.	37,589	51,119
*	Nuix Ltd.	41,496	66,243
	Objective Corp. Ltd.	6,963	84,069
#*	OFX Group Ltd.	34,591	13,944
	OM Holdings Ltd.	46,008	7,671
*	Omni Bridgeway Ltd.	56,330	58,736
	oOh!media Ltd.	197,528	177,576
	Orica Ltd.	102,947	1,496,884
	Origin Energy Ltd.	241,189	1,932,845
	Orora Ltd.	375,804	494,339
	Pacific Current Group Ltd.	15,421	103,725
#*	Paladin Energy Ltd.	57,033	356,725
*	Pantoro Gold Ltd.	38,120	127,310
#*	Paragon Care Ltd.	88,823	18,606
	Peet Ltd.	131,518	164,495
#*	Peninsula Energy Ltd.	87,127	33,577
	Pepper Money Ltd.	22,882	33,381
	Perenti Ltd.	285,645	505,920
	Perpetual Ltd.	35,235	441,960
	Perseus Mining Ltd.	649,534	2,061,600
#	Peter Warren Automotive Holdings Ltd.	23,508	28,683
*	PEXA Group Ltd.	41,157	407,508
#*	Pilbara Minerals Ltd.	235,156	506,005

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Pinnacle Investment Management Group Ltd.	5,822	$74,971
	Praemium Ltd.	17,729	10,587
	Premier Investments Ltd.	28,936	336,838
	Pro Medicus Ltd.	13,699	2,352,185
#	Propel Funeral Partners Ltd.	17,155	56,279
#	PWR Holdings Ltd.	23,772	132,204
	Qantas Airways Ltd.	74,582	496,875
	QBE Insurance Group Ltd.	405,890	5,266,250
	Qube Holdings Ltd.	310,211	889,045
	Ramelius Resources Ltd.	601,153	1,300,528
#	Ramsay Health Care Ltd.	48,246	1,012,202
	REA Group Ltd.	7,988	1,113,023
#*	ReadyTech Holdings Ltd.	11,844	16,970
#	Reece Ltd.	21,676	165,471
#	Regal Partners Ltd.	43,887	83,724
	Regis Healthcare Ltd.	64,338	311,828
	Regis Resources Ltd.	271,203	1,138,511
	Reliance Worldwide Corp. Ltd.	227,602	617,149
*	Renascor Resources Ltd.	246,107	13,687
*	Resolute Mining Ltd.	773,535	481,447
*	Retail Food Group Ltd.	19,779	18,976
	Ridley Corp. Ltd.	129,096	250,065
	Rio Tinto Ltd.	47,943	4,162,711
*	RPMGlobal Holdings Ltd.	57,648	183,536
*	Sandfire Resources Ltd.	206,290	2,184,922
	Santos Ltd.	928,732	3,835,789
	SEEK Ltd.	52,818	934,725
*	Select Harvests Ltd.	43,556	110,713
	Servcorp Ltd.	17,474	84,368
	Service Stream Ltd.	247,108	366,598
#*	Seven West Media Ltd.	350,264	31,519
	SGH Ltd.	33,336	1,056,265
	Shaver Shop Group Ltd.	37,320	34,447
#	Sigma Healthcare Ltd.	468,793	953,086
#*	Silver Mines Ltd.	257,378	28,560
#	Sims Ltd. (SGM AU)	51,609	538,379
	SmartGroup Corp. Ltd.	30,144	161,143

		Shares	Value»
AUSTRALIA — (Continued)
	Solvar Ltd.	55,550	$56,817
	Sonic Healthcare Ltd.	56,634	783,848
	South32 Ltd. (S32 AU)	467,955	967,771
	Southern Cross Electrical Engineering Ltd.	83,115	133,618
#	Southern Cross Media Group Ltd.	54,067	29,862
*††	SpeedCast International Ltd.	165,938	0
	SRG Global Ltd.	198,496	356,932
#*	St Barbara Ltd.	310,903	104,630
	Stanmore Resources Ltd.	107,303	150,807
	Steadfast Group Ltd.	222,164	813,856
*	Strickland Metals Ltd.	90,317	11,218
	Suncorp Group Ltd.	160,468	2,059,912
*	Sunstone Metals Ltd.	566,416	8,169
	Super Retail Group Ltd.	81,947	856,457
*	Superloop Ltd.	120,069	244,963
#*	Syrah Resources Ltd.	121,912	27,100
	Tabcorp Holdings Ltd.	771,215	535,910
	Technology One Ltd.	81,650	1,966,461
#*	Telix Pharmaceuticals Ltd.	8,707	92,134
	Telstra Group Ltd. (TLS AU)	455,524	1,455,324
*	Temple & Webster Group Ltd.	6,889	107,067
	Ten Sixty Four Ltd.	85,990	6,189
	TPG Telecom Ltd.	81,760	295,751
	Transurban Group	142,785	1,350,988
#	Treasury Wine Estates Ltd.	97,931	383,586
*	Tuas Ltd.	70,104	322,656
#*	Tyro Payments Ltd.	93,153	67,605
	Universal Store Holdings Ltd.	2,706	15,697
*	Vault Minerals Ltd.	2,305,866	1,096,239
	Ventia Services Group Pty. Ltd.	320,736	1,201,337
Ω	Viva Energy Group Ltd.	310,762	373,018
#*	Vulcan Energy Resources Ltd.	45,082	198,302
	Wagners Holding Co. Ltd.	3,531	6,233
#	Washington H Soul Pattinson & Co. Ltd.	25,375	623,496
*	WEB Travel Group Ltd.	39,553	107,912

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Webjet Group Ltd.	88,207	$48,447
	Wesfarmers Ltd.	85,628	4,699,801
*	West African Resources Ltd.	453,612	374,661
	Westgold Resources Ltd.	277,928	962,608
	Westpac Banking Corp	185,464	4,693,067
	Whitehaven Coal Ltd.	259,742	1,220,814
	WiseTech Global Ltd.	8,765	395,319
	Woodside Energy Group Ltd. (WDS AU)	85,172	1,380,250
	Woodside Energy Group Ltd. (WDS LN)	19,303	313,223
#	Woodside Energy Group Ltd. (WDS US), ADR	26,346	427,066
	Woolworths Group Ltd.	68,332	1,269,540
	Worley Ltd.	99,349	927,820
*	Xero Ltd.	13,958	1,320,499
	XRF Scientific Ltd.	28,628	39,089
#	Yancoal Australia Ltd.	114,661	417,198
*	Zip Co. Ltd.	104,780	263,293

TOTAL AUSTRALIA			194,064,694

AUSTRIA — (0.4%)
*	Addiko Bank AG	4,609	111,974
	Agrana Beteiligungs AG	3,069	42,610
	ANDRITZ AG	21,497	1,625,299
*	AT&S Austria Technologie & Systemtechnik AG	5,037	186,977
Ω	BAWAG Group AG	25,816	3,336,234
	CA Immobilien Anlagen AG	4,920	136,759
*	CPI Europe AG	6,245	121,740
	DO & Co. AG	3,370	803,903
	Erste Group Bank AG	33,760	3,497,160
*	Eurotelesites AG	17,409	97,127
	EVN AG	13,989	408,227
*	FACC AG	1,947	19,657
	Frequentis AG	473	38,961
*	Immofinanz AG (IIA AV)	12,053	0
#*	Lenzing AG	2,954	88,368
	Mayr Melnhof Karton AG	1,733	157,917
	Oesterreichische Post AG	9,276	320,653
	OMV AG	48,840	2,673,801

		Shares	Value»
AUSTRIA — (Continued)
	Palfinger AG	3,950	$147,972
	Porr AG	6,862	217,782
	Raiffeisen Bank International AG	26,575	990,720
	SBO AG	2,329	77,212
	Semperit AG Holding	1,666	24,969
	Strabag SE (STR AV)	5,446	426,069
	Telekom Austria AG	49,868	530,338
*	UBM Development AG	1,357	37,535
	UNIQA Insurance Group AG	36,734	539,673
	Verbund AG	4,926	380,190
	Vienna Insurance Group AG Wiener Versicherung Gruppe	15,545	797,333
	voestalpine AG	30,687	1,092,642
	Wienerberger AG	35,067	1,040,951
	Zumtobel Group AG	7,184	30,919

TOTAL AUSTRIA			20,001,672

BELGIUM — (0.7%)
	Ackermans & van Haaren NV	9,235	2,299,955
	Ageas SA	62,536	4,138,606
*	AGFA-Gevaert NV	61,134	58,510
	Anheuser-Busch InBev SA (ABI BB)	83,257	5,076,779
*	Argenx SE (ARGX BB)	353	288,919
*	Argenx SE (ARGX US), ADR	721	590,139
*	Atenor	4,770	15,220
	Azelis Group NV	25,006	295,688
	Barco NV	12,694	181,040
	Bekaert SA	14,584	609,214
#*	bpost SA	21,271	51,608
	Cie d’Entreprises CFE	5,331	55,029
*	CMB Tech NV	31,088	295,982
	Colruyt Group NV	11,361	424,288
	Deceuninck NV	28,652	68,197
	Deme Group NV	2,932	442,986
	D’ieteren Group	2,930	535,231
	Econocom Group SA NV	33,625	66,283
	Elia Group SA	5,960	718,349
	EVS Broadcast Equipment SA	4,646	194,256
	Fagron	23,221	551,787
*	Galapagos NV (GLPG BB)	11,025	349,469

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	Galapagos NV (GLPG NA)	5,777	$183,927
	Gimv NV	9,015	486,793
*	Hyloris Pharmaceuticals SA	480	3,275
*	Immobel SA	1,567	44,759
#	Ion Beam Applications	1,418	17,852
	Jensen-Group NV	1,808	130,430
	KBC Group NV	55,069	6,625,319
	Kinepolis Group NV	3,839	131,656
	Lotus Bakeries NV	137	1,195,278
#	Melexis NV	4,678	336,689
#*	Ontex Group NV	16,997	124,248
*	Orange Belgium SA	8,117	178,677
	Proximus SADP	40,263	345,850
	Recticel SA	16,564	163,179
	Sipef NV	2,093	188,197
	Solvay SA	27,594	846,934
	Syensqo SA	14,814	1,222,841
#	Tessenderlo Group SA	7,805	235,784
	UCB SA	13,280	3,414,845
	Umicore SA	17,977	342,328
	Van de Velde NV	2,114	73,715
	VGP NV	4,022	464,646
	Viohalco SA	4,480	43,895

TOTAL BELGIUM			34,108,652

BRAZIL — (1.0%)
*	Allianca Saude e Participacoes SA	3,604	4,147
	Allied Tecnologia SA	30,900	58,642
	Allos SA	81,236	376,738
	Alupar Investimento SA	47,889	290,007
	Ambev SA (ABEV US), ADR	117,295	270,951
	Anima Holding SA	94,515	62,015
	Armac Locacao Logistica E Servicos SA	6,800	4,740
*	Aura Minerals, Inc.	2,500	80,825
	Auren Energia SA	9,752	19,921
	B3 SA - Brasil Bolsa Balcao	285,643	672,170
	Banco Bradesco SA (BBDC3 BZ)	90,192	259,346
	Banco BTG Pactual SA	22,065	200,227
	Banco do Brasil SA	128,624	523,586
	Banco Santander Brasil SA	236,463	1,368,685

		Shares	Value»
BRAZIL — (Continued)
	BB Seguridade Participacoes SA	72,955	$445,464
	Bemobi Mobile Tech SA	21,514	93,775
*	Blau Farmaceutica SA	16,500	41,036
	Boa Safra Sementes SA	28,190	55,018
	BR Advisory Partners Participacoes SA	16,368	59,023
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	30,201	112,160
*	Brava Energia	11,391	31,250
	C&A Modas SA	69,733	210,627
	Caixa Seguridade Participacoes SA	23,666	65,852
	Camil Alimentos SA	9,357	9,531
	Centrais Eletricas Brasileiras SA	74,531	771,916
*	Cia Brasileira de Aluminio	86,745	83,682
*	Cia Brasileira de Distribuicao	143,436	100,246
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	2,100	51,534
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	30,824	755,310
	Cia de Saneamento de Minas Gerais Copasa MG	66,502	467,125
	Cia De Sanena Do Parana (SAPR11 BZ)	85,475	547,808
	Cia De Sanena Do Parana (SAPR3 BZ)	35,300	46,848
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	12,653	26,444
	Cia Energetica de Minas Gerais (CMIG3 BZ)	55,020	148,699
	Cia Paranaense de Energia - Copel	120,963	294,766

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Cia Paranaense de Energia - Copel, ADR	1,200	$11,652
	Cia Siderurgica Nacional SA (CSNA3 BZ)	150,260	263,656
	Cogna Educacao SA	708,835	492,763
*	Cosan SA	41,315	47,229
	CPFL Energia SA	23,416	181,062
	Cruzeiro do Sul Educacional SA	89,202	96,664
	CSU Digital SA	8,100	26,875
	Cury Construtora e Incorporadora SA	48,100	312,385
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	96,487	546,466
Ω	Desktop SA	36,610	104,115
	Dexco SA	122,906	122,450
*	Diagnosticos da America SA	39,480	12,769
	Dimed SA Distribuidora da Medicamentos	29,900	52,187
	Direcional Engenharia SA	96,675	305,122
	EcoRodovias Infraestrutura e Logistica SA	68,469	101,432
	Embraer SA (EMBR3 BZ)	89,895	1,453,539
	Empreendimentos Pague Menos SA	129,519	93,890
	Energisa SA	57,320	552,216
*	Eneva SA	83,675	284,778
	Engie Brasil Energia SA	27,586	205,102
	Equatorial Energia SA	115,031	783,629
	Even Construtora e Incorporadora SA	52,473	72,663
	Ez Tec Empreendimentos e Participacoes SA	43,319	149,363
	Fleury SA	62,825	169,909
	Fras-Le SA	20,106	85,769
#	Gerdau SA, Sponsored ADR	211,221	737,161
Ω	GPS Participacoes e Empreendimentos SA	44,674	157,938
	Grendene SA	73,050	71,421

		Shares	Value»
BRAZIL — (Continued)
	Grupo Mateus SA	104,653	$125,274
	Grupo SBF SA	46,303	111,111
	Guararapes Confeccoes SA	48,200	90,757
*Ω	Hapvida Participacoes e Investimentos SA	30,355	176,489
*	Hidrovias do Brasil SA	44,109	32,057
	Hospital Mater Dei SA	12,100	9,581
	Hypera SA	93,355	448,386
	Iochpe Maxion SA	41,160	83,774
	Irani Papel e Embalagem SA	35,169	58,310
*	IRB-Brasil Resseguros SA	30,327	278,133
*	Jalles Machado SA	59,829	30,471
*	JBS NV, BDR	58,404	776,086
	JHSF Participacoes SA	143,259	175,481
	JSL SA	40,755	40,907
	Kepler Weber SA	46,800	80,465
	Klabin SA	341,626	1,145,537
	Lavvi Empreendimentos Imobiliarios SA	28,200	78,363
	Localiza Rent a Car SA	194,552	1,426,246
	LOG Commercial Properties e Participacoes SA	12,594	55,481
*	Log-in Logistica Intermodal SA	10,894	66,823
	Lojas Quero-Quero SA	54,141	21,133
	Lojas Renner SA	292,988	808,175
Ω	LWSA SA	115,435	83,895
	M Dias Branco SA	14,158	77,159
	Magazine Luiza SA	105,927	166,768
	Mahle Metal Leve SA	16,900	93,705
	Marcopolo SA	50,800	64,398
	MBRF Global Foods Co. SA	132,919	441,503
*Ω	Meliuz SA	63,300	52,594
	Melnick Even Desenvolvimento Imobiliario SA	52,047	38,020
	Mills Locacao Servicos e Logistica SA	50,104	121,536
*	Minerva SA	25,386	33,880
	Motiva Infraestrutura de Mobilidade SA	215,233	635,303

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Moura Dubeux Engenharia SA	25,187	$129,447
	Movida Participacoes SA	49,607	75,518
	MPM Corporeos SA	12,100	2,586
*	MRV Engenharia e Participacoes SA	139,788	196,433
	Multiplan Empreendimentos Imobiliarios SA	40,891	208,941
*	Natura Cosmeticos SA	203,694	341,134
	Neoenergia SA	35,776	194,043
*	Oceanpact Servicos Maritimos SA	27,300	38,515
	Odontoprev SA	84,793	200,637
*	Oncoclinicas do Brasil Servicos Medicos SA	36,600	14,763
*	Orizon Valorizacao de Residuos SA	4,128	42,554
	Pet Center Comercio e Participacoes SA	59,500	41,142
	Petroleo Brasileiro SA - Petrobras	591,115	3,462,120
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	24,230	267,741
	Petroreconcavo SA	45,407	104,825
	Plano & Plano Desenvolvimento Imobiliario SA	19,900	54,041
	Porto Seguro SA	92,486	826,021
	Positivo Tecnologia SA	23,500	17,953
*	PRIO SA	226,863	1,519,325
	Profarma Distribuidora de Produtos Farmaceuticos SA	15,232	23,783
	Qualicorp Consultoria e Corretora de Seguros SA	43,800	22,063
	Raia Drogasil SA	145,600	541,269
Ω	Rede D’Or Sao Luiz SA	15,563	125,374
	Romi SA	26,826	40,588
	Rumo SA	63,328	187,396
	Sao Carlos Empreendimentos e Participacoes SA	9,300	36,180
	Sao Martinho SA	42,800	111,695

		Shares	Value»
BRAZIL — (Continued)
#	Sendas Distribuidora SA (ASAI US), ADR	3,578	$28,159
	Sendas Distribuidora SA (ASAI3 BZ)	439,430	702,441
Ω	Ser Educacional SA	45,190	85,509
	Simpar SA	103,999	89,309
	SLC Agricola SA	46,292	138,962
	Smartfit Escola de Ginastica e Danca SA	60,395	282,669
	Suzano SA (SUZB3 BZ)	117,293	1,065,894
	Tegma Gestao Logistica SA	10,018	67,836
#	Telefonica Brasil SA (VIV US), ADR	1,013	12,085
	Telefonica Brasil SA (VIVT3 BZ)	53,240	317,069
	TIM SA	197,300	890,792
	TOTVS SA	29,773	245,546
	Transmissora Alianca de Energia Eletrica SA	75,150	532,201
	Tres Tentos Agroindustrial SA	27,032	80,444
	Trisul SA	36,232	51,453
	Tupy SA	25,871	59,533
	Ultrapar Participacoes SA (UGPA3 BZ)	151,577	603,214
	Unifique Telecomunicacoes SA	64,180	57,500
	Unipar Carbocloro SA	8,239	91,732
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	29,569	30,943
	Vale SA (VALE US), Sponsored ADR	75,500	912,795
	Vale SA (VALE3 BZ)	397,700	4,824,189
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	28,985	119,335
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	130,853	78,804
	Veste SA Estilo	1,700	1,501
	Vibra Energia SA	259,310	1,147,144
	Vittia SA	8,200	7,362

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Vivara Participacoes SA	28,310	$164,178
	Vulcabras SA	33,216	142,620
	WEG SA	61,968	484,921
	Wiz Co.	25,600	39,542
	YDUQS Participacoes SA	81,542	215,376

TOTAL BRAZIL			46,429,265

CANADA — (7.8%)
*	5N Plus, Inc.	22,100	316,086
	Acadian Timber Corp.	4,133	42,227
*	ACT Energy Technologies Ltd.	7,700	29,097
	ADENTRA, Inc.	4,145	103,939
#	ADF Group, Inc.	6,900	35,372
*	Advantage Energy Ltd.	61,829	490,647
	Aecon Group, Inc.	25,549	563,242
	AG Growth International, Inc.	3,837	98,705
	AGF Management Ltd., Class B	30,300	302,017
	Agnico Eagle Mines Ltd. (AEM CN)	21,629	3,478,694
	Agnico Eagle Mines Ltd. (AEM US)	30,196	4,855,838
#*	Aimia, Inc.	23,772	47,203
*	Air Canada	45,403	596,935
	Alamos Gold, Inc. (AGI CN), Class A	33,219	1,024,127
	Alamos Gold, Inc. (AGI US), Class A	66,737	2,054,832
	Algoma Central Corp.	4,600	57,067
#	Algoma Steel Group, Inc. (ASTL US)	18,583	77,491
#	Algonquin Power & Utilities Corp. (AQN CN)	23,300	130,077
	Algonquin Power & Utilities Corp. (AQN US)	110,120	614,470
	Alimentation Couche-Tard, Inc.	57,848	2,939,935
*	Allied Gold Corp.	28,093	427,439
	AltaGas Ltd.	97,660	2,866,680
	Altius Minerals Corp.	8,140	220,309
	Altus Group Ltd.	4,925	202,330
	Amerigo Resources Ltd.	65,100	142,031
	Andlauer Healthcare Group, Inc.	7,033	272,785

		Shares	Value»
CANADA — (Continued)
	Andrew Peller Ltd., Class A	10,400	$36,927
	ARC Resources Ltd.	223,662	4,125,431
*	Aritzia, Inc.	39,144	2,734,261
*	Arizona Sonoran Copper Co., Inc.	9,300	26,192
	Atco Ltd., Class I	16,401	618,012
*	Athabasca Oil Corp.	187,300	920,108
	AtkinsRealis Group, Inc.	26,330	1,856,832
*	ATS Corp. (ATS CN)	14,128	388,619
*	Aurora Cannabis, Inc. (ACB CN)	552	2,741
#*	Aurora Cannabis, Inc. (ACB US)	471	2,331
*	AutoCanada, Inc.	8,401	151,482
	B2Gold Corp. (BTG US)	259,700	1,140,083
	B2Gold Corp. (BTO CN)	337,844	1,478,994
	Badger Infrastructure Solutions Ltd.	13,920	730,365
#*	Ballard Power Systems, Inc. (BLDP CN)	4,900	17,433
#*	Ballard Power Systems, Inc. (BLDP US)	51,268	183,027
	Bank of Montreal (BMO US)	67,310	8,358,556
#	Bank of Nova Scotia (BNS CN)	3,916	256,841
	Bank of Nova Scotia (BNS US)	73,748	4,837,869
	Barrick Mining Corp.	32,190	1,055,832
	Barrick Mining Corp. (ABX CN)	3,391	111,313
	Barrick Mining Corp. (B US)	150,752	4,944,666
#*	Bausch & Lomb Corp.	9,857	147,264
*	Bausch Health Cos., Inc. (BHC CN)	29,319	206,532
*	Bausch Health Cos., Inc. (BHC US)	12,986	91,162
	Baytex Energy Corp.	216,939	524,347
#	BCE, Inc. (BCE CN)	156	3,566
#	BCE, Inc. (BCE US)	12,628	288,676
	Birchcliff Energy Ltd.	95,315	444,448
#	Bird Construction, Inc.	19,843	426,141
	Black Diamond Group Ltd.	16,027	170,834
#*,*	BlackBerry Ltd.	58,352	284,791

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	BMTC Group, Inc.	1,900	$17,611
*	Bombardier, Inc. (BBD/A CN), Class A	504	69,763
#*	Bombardier, Inc. (BBD/B CN), Class B	15,738	2,198,972
#*	Bonterra Energy Corp.	12,185	31,450
#	Boralex, Inc., Class A	22,043	442,573
	Boyd Group, Inc.	6,629	1,058,853
*	Bragg Gaming Group, Inc.	2,600	6,188
	Brookfield Corp. (BN US)	35,638	1,641,130
	Brookfield Infrastructure Corp., Class A	23,900	1,082,909
#	Brookfield Renewable Corp.	4,500	194,670
	Brookfield Wealth Solutions Ltd.	852	39,252
#	BRP, Inc. (DOO CN)	18	1,129
	BRP, Inc. (DOOO US)	3,234	203,160
*	CAE, Inc. (CAE CN)	5,583	156,756
*	CAE, Inc. (CAE US)	36,662	1,028,736
*	Calfrac Well Services Ltd.	8,000	17,454
	Calian Group Ltd.	3,900	140,423
	Cameco Corp. (CCJ US)	9,765	998,081
	Canaccord Genuity Group, Inc.	29,551	247,777
*	Canada Goose Holdings, Inc. (GOOS CN)	3,400	47,344
*	Canada Goose Holdings, Inc. (GOOS US)	12,400	172,732
*	Canada Packers, Inc.	5,181	61,800
	Canadian Imperial Bank of Commerce (CM US)	73,320	6,076,028
	Canadian National Railway Co. (CNI US)	35,088	3,365,290
	Canadian National Railway Co. (CNR CN)	60	5,753
	Canadian Natural Resources Ltd. (CNQ CN)	568	18,171

		Shares	Value»
CANADA — (Continued)
	Canadian Natural Resources Ltd. (CNQ US)	254,516	$8,149,602
	Canadian Pacific Kansas City Ltd. (CP US)	20,575	1,480,371
#	Canadian Tire Corp. Ltd., Class A	19,795	2,270,169
#	Canadian Utilities Ltd., Class A	24,441	684,498
*	Canfor Corp.	16,248	141,680
#	Capital Power Corp.	32,001	1,619,957
*	Capstone Copper Corp.	147,815	1,319,485
#	Cardinal Energy Ltd.	45,786	260,506
#	Cargojet, Inc.	1,100	64,108
	Cascades, Inc.	40,855	323,624
	CCL Industries, Inc., Class B	38,688	2,158,176
*	Celestica, Inc. (CLS CN)	21,675	7,462,270
*	Celestica, Inc. (CLS US)	21,881	7,537,567
	Cenovus Energy, Inc. (CVE CN)	50,104	846,647
	Cenovus Energy, Inc. (CVE US)	292,658	4,951,773
	Centerra Gold, Inc.	75,250	881,507
	CES Energy Solutions Corp.	98,206	672,888
	CGI, Inc. (GIB US)	12,981	1,129,347
	CGI, Inc. (GIBA CN)	12,368	1,076,352
*	Cineplex, Inc.	20,543	185,137
*	Cipher Pharmaceuticals, Inc.	4,757	50,197
	Cogeco Communications, Inc.	5,105	232,438
	Cogeco, Inc.	1,507	62,996
	Colliers International Group, Inc. (CIGI CN)	1,500	239,296
	Colliers International Group, Inc. (CIGI US)	6,864	1,095,014
	Computer Modelling Group Ltd.	20,884	79,215
	Constellation Software, Inc.	1,541	4,055,438
	Corby Spirit & Wine Ltd.	3,900	38,151

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Cronos Group, Inc. (CRON CN)	7,100	$17,870
#*	Cronos Group, Inc. (CRON US)	57,534	144,410
	Definity Financial Corp.	31,708	1,475,132
*	Denison Mines Corp. (DML CN)	74	236
	dentalcorp Holdings Ltd.	49	381
*	Descartes Systems Group, Inc. (DSGX US)	6,343	559,516
	Dexterra Group, Inc.	11,616	88,120
*	Docebo, Inc.	2,175	54,509
	Dollarama, Inc.	42,500	5,524,349
	Doman Building Materials Group Ltd.	26,592	168,363
	Dominion Lending Centres, Inc.	2,400	18,823
*	Dorel Industries, Inc., Class B	11,212	14,389
	DPM Metals, Inc.	81,044	1,733,500
	DREAM Unlimited Corp., Class A	13,700	181,586
#	Dye & Durham Ltd.	3,536	12,984
	Dynacor Group, Inc.	9,700	31,399
	E-L Financial Corp. Ltd.	40,000	463,727
*	Eldorado Gold Corp. (EGO US)	3,557	91,201
*	Eldorado Gold Corp. (ELD CN)	61,639	1,579,913
	Element Fleet Management Corp.	136,349	3,677,646
#	Emera, Inc.	28,900	1,373,963
	Empire Co. Ltd., Class A	50,247	1,707,083
	Enbridge, Inc. (ENB CN)	31,909	1,487,880
	Enbridge, Inc. (ENB US)	60,256	2,809,135
	Endeavour Mining PLC	78,484	3,144,282
*	Endeavour Silver Corp. (EDR CN)	14,200	116,633
	Enerflex Ltd. (EFX CN)	27,412	344,959
	Enerflex Ltd. (EFXT US)	14,894	187,515
#*	Energy Fuels, Inc.	27,818	571,216

		Shares	Value»
CANADA — (Continued)
	Enghouse Systems Ltd.	11,709	$173,729
*	Ensign Energy Services, Inc.	46,169	84,599
#	EQB, Inc.	11,580	738,699
*	Equinox Gold Corp. (EQX CN)	20,147	221,357
#*	Equinox Gold Corp. (EQX US)	96,823	1,062,148
#*	ERO Copper Corp. (ERO CN)	5,978	127,654
*	ERO Copper Corp. (ERO US)	18,292	390,534
	Evertz Technologies Ltd.	10,300	94,147
#	Exchange Income Corp.	9,600	525,945
	Exco Technologies Ltd.	9,498	44,289
	Extendicare, Inc.	25,174	288,257
	Fairfax Financial Holdings Ltd.	1,853	3,008,412
	Fiera Capital Corp.	18,773	84,191
	Finning International, Inc.	56,844	3,074,127
*	Firan Technology Group Corp.	6,200	48,272
	Firm Capital Mortgage Investment Corp.	12,744	106,492
#	First Majestic Silver Corp. (AG US)	47,502	606,601
	First Majestic Silver Corp. (FR CN)	2	26
*	First Quantum Minerals Ltd.	141,285	2,933,385
	FirstService Corp. (FSV US)	6,756	1,076,974
*	Foraco International SA	25,652	37,859
	Fortis, Inc. (FTS CN)	26,021	1,307,961
	Fortis, Inc. (FTS US)	15,999	803,630
*	Fortuna Mining Corp. (FSM US)	55,338	457,645
*	Fortuna Mining Corp. (FVI CN)	83,472	689,773
	Franco-Nevada Corp. (FNV US)	7,320	1,366,132
*	Freegold Ventures Ltd.	46,600	40,535
#	Freehold Royalties Ltd.	41,798	422,882
#	Frontera Energy Corp.	8,802	35,081

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Fury Gold Mines Ltd.	15,000	$8,663
	Gamehost, Inc.	8,187	68,646
*	GDI Integrated Facility Services, Inc.	3,443	72,417
	George Weston Ltd.	26,172	1,591,350
	GFL Environmental, Inc.	11,575	505,712
	Gibson Energy, Inc.	58,333	994,433
	Gildan Activewear, Inc. (GIL CN)	389	22,685
#	Gildan Activewear, Inc. (GIL US)	42,626	2,484,670
#*	Global Atomic Corp.	46,400	16,872
#	goeasy Ltd.	5,100	613,251
*	GoGold Resources, Inc.	57,700	105,317
*	GoldMoney, Inc.	1,420	11,441
	Great-West Lifeco, Inc.	36,571	1,550,399
*	Haivision Systems, Inc.	8,928	32,655
	Hammond Power Solutions, Inc.	3,227	492,373
	Headwater Exploration, Inc.	85,184	449,440
	High Liner Foods, Inc.	7,375	89,180
*	HLS Therapeutics, Inc.	2,000	7,957
	Hudbay Minerals, Inc. (HBM CN)	121,585	1,948,765
	Hudbay Minerals, Inc. (HBM US)	55,600	889,600
Ω	Hydro One Ltd.	28,071	1,035,338
*	i-80 Gold Corp.	17,870	17,073
	iA Financial Corp., Inc.	36,578	4,317,745
*	IAMGOLD Corp. (IAG US)	12,000	138,960
*	IAMGOLD Corp. (IMG CN)	244,187	2,827,419
	IGM Financial, Inc.	24,077	926,138
*	Imperial Metals Corp.	26,884	131,300
#	Imperial Oil Ltd. (IMO CN)	6,378	564,109
	Imperial Oil Ltd. (IMO US)	18,005	1,588,221
	Information Services Corp.	4,900	129,649
#	InPlay Oil Corp.	783	6,708
	Intact Financial Corp.	19,579	3,652,243
*	Interfor Corp.	14,670	82,735
*	Ivanhoe Mines Ltd., Class A	15,341	153,459

		Shares	Value»
CANADA — (Continued)
Ω	Jamieson Wellness, Inc.	5,611	$139,300
*	K92 Mining, Inc.	91,062	1,210,870
	K-Bro Linen, Inc.	2,800	75,163
*	Kelt Exploration Ltd.	59,923	284,971
	Keyera Corp.	67,621	1,996,496
*	Kinaxis, Inc.	138	16,711
	Kinross Gold Corp. (K CN)	445,385	10,358,603
	Kinross Gold Corp. (KGC US)	188,400	4,378,416
*	Kiwetinohk Energy Corp.	1,900	33,244
*	Knight Therapeutics, Inc.	28,578	118,994
*	Kolibri Global Energy, Inc.	5,000	21,604
	KP Tissue, Inc.	2,889	19,424
#	Labrador Iron Ore Royalty Corp.	20,388	420,683
	Lassonde Industries, Inc., Class A	1,012	157,563
	Laurentian Bank of Canada	11,572	274,748
	Leon’s Furniture Ltd.	10,815	225,237
*	Lightspeed Commerce, Inc. (LSPD US)	33,554	402,648
	Linamar Corp.	15,966	864,581
	Loblaw Cos. Ltd.	47,236	1,877,248
#*	Lucara Diamond Corp.	157,133	20,166
	Lundin Gold, Inc.	41,117	2,795,270
	Lundin Mining Corp.	116,588	1,875,317
	Magellan Aerospace Corp.	6,028	74,053
	Magna International, Inc. (MG CN)	5,037	237,961
	Magna International, Inc. (MGA US)	75,663	3,572,050
	Mainstreet Equity Corp.	1,200	161,500
*	Major Drilling Group International, Inc.	26,820	236,161
	Manulife Financial Corp. (MFC CN)	20,608	666,926
	Manulife Financial Corp. (MFC US)	65,433	2,118,066
	Maple Leaf Foods, Inc.	25,909	498,026
	Martinrea International, Inc.	19,585	141,314
*	Mattr Corp.	10,364	80,840
*	MDA Space Ltd.	27,244	531,846

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Medexus Pharmaceuticals, Inc.	5,100	$10,181
	Medical Facilities Corp.	9,422	97,072
	Melcor Developments Ltd.	4,200	44,170
	Meren Energy, Inc.	86,812	112,650
	Methanex Corp. (MEOH US)	14,711	578,437
	Metro, Inc.	43,628	2,908,105
	Morguard Corp.	800	66,353
	MTY Food Group, Inc.	6,265	151,154
#	Mullen Group Ltd.	26,503	266,438
	National Bank of Canada	39,126	4,371,333
	Neo Performance Materials, Inc.	5,700	78,598
*	New Gold, Inc. (NGD CN)	191,984	1,413,992
*	New Gold, Inc. (NGD US)	121,100	888,874
*	NFI Group, Inc.	16,202	165,653
	North American Construction Group Ltd. (NOA CN)	5,210	81,128
#	North American Construction Group Ltd. (NOA US)	3,020	47,052
	North West Co., Inc.	19,336	627,277
#	Northland Power, Inc.	85,298	1,558,724
	Nutrien Ltd. (NTR CN)	29,041	1,581,720
	Nutrien Ltd. (NTR US)	40,814	2,222,308
*	NuVista Energy Ltd.	58,390	694,410
*	Obsidian Energy Ltd. (OBE US)	20,922	118,628
	OceanaGold Corp.	96,261	2,153,005
	Onex Corp.	26,115	2,271,598
	Open Text Corp. (OTEX US)	70,831	2,716,369
	OR Royalties, Inc. (OR CN)	3,446	110,563
*	Orezone Gold Corp.	26,000	25,953
#*,*	Organigram Global, Inc.	5,451	8,825
*	Orla Mining Ltd. (ORLA US)	11,449	118,154
	Pan American Silver Corp. (PAAS CN)	87,196	3,071,193
	Pan American Silver Corp. (PAAS US)	18,699	658,392

		Shares	Value»
CANADA — (Continued)
	Paramount Resources Ltd., Class A	26,912	$441,318
	Parex Resources, Inc.	25,896	331,235
	Parkland Corp.	46,223	1,316,938
	Pason Systems, Inc.	20,693	176,308
	Pembina Pipeline Corp. (PBA US)	98,864	3,740,025
	Pembina Pipeline Corp. (PPL CN)	1,809	68,430
	Pet Valu Holdings Ltd.	6,425	159,417
#	Peyto Exploration & Development Corp.	68,858	1,003,008
	PHX Energy Services Corp.	16,900	91,817
	Pine Cliff Energy Ltd.	37,500	20,320
	Pizza Pizza Royalty Corp.	8,700	96,208
	Polaris Renewable Energy, Inc.	8,314	77,180
	Pollard Banknote Ltd.	3,483	50,312
#	PrairieSky Royalty Ltd.	44,558	799,950
*	Precision Drilling Corp. (PD CN)	3,312	198,686
*	Precision Drilling Corp. (PDS US)	1,300	77,883
	Premium Brands Holdings Corp.	9,946	685,735
#	Propel Holdings, Inc.	8,500	154,661
*	Quarterhill, Inc.	41,182	32,005
	Quebecor, Inc., Class B	63,577	2,028,045
	RB Global, Inc. (RBA CN)	2,500	248,048
	RB Global, Inc. (RBA US)	13,472	1,336,692
*	Real Matters, Inc.	3,718	19,511
	Restaurant Brands International, Inc. (QSR CN)	11,748	771,613
	Restaurant Brands International, Inc. (QSR US)	16,446	1,080,338
	Richelieu Hardware Ltd.	15,100	413,957
#	Rogers Communications, Inc. (RCI US), Class B	12,603	493,281

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Rogers Communications, Inc. (RCIB CN), Class B	13,065	$511,310
	Rogers Sugar, Inc.	41,478	182,763
#	Royal Bank of Canada (RY CN)	72,395	10,605,683
	Royal Bank of Canada (RY US)	63,446	9,294,839
	Russel Metals, Inc.	21,780	674,108
*	Sangoma Technologies Corp.	5,900	31,003
	Saputo, Inc.	34,395	831,091
*	Saturn Oil & Gas, Inc.	19,800	37,128
	Savaria Corp.	12,949	203,207
#*	Seabridge Gold, Inc. (SA US)	10,332	246,212
*	Seabridge Gold, Inc. (SEA CN)	4,791	114,297
	Secure Waste Infrastructure Corp.	95,708	1,194,857
*	Shopify, Inc. (SHOP US), Class A	11,068	1,924,282
#	Sienna Senior Living, Inc.	21,062	287,424
*	SNDL, Inc.	5,618	12,079
*	Source Energy Services Ltd.	6,300	55,294
	South Bow Corp.	61,263	1,588,570
*	Spartan Delta Corp.	22,837	102,254
Ω	Spin Master Corp.	4,302	63,891
	Sprott, Inc. (SII CN)	1,989	163,312
	Sprott, Inc. (SII US)	2,253	184,633
*	SSR Mining, Inc. (SSRM CN)	72,417	1,637,263
	Stantec, Inc. (STN CN)	8,643	957,136
	Stantec, Inc. (STN US)	11,731	1,300,733
	Stella-Jones, Inc.	15,113	857,827
*Ω	STEP Energy Services Ltd.	10,300	40,170
	StorageVault Canada, Inc.	40,254	142,068
	Strathcona Resources Ltd.	6,251	164,917
	Sun Life Financial, Inc. (SLF CN)	65,933	4,010,370
	Sun Life Financial, Inc. (SLF US)	28,725	1,748,203
	Suncor Energy, Inc. (SU CN)	29,216	1,163,384
	Suncor Energy, Inc. (SU US)	169,953	6,765,829

		Shares	Value»
CANADA — (Continued)
*	SunOpta, Inc. (STKL US)	7,529	$39,301
	Superior Plus Corp.	72,760	413,978
	Surge Energy, Inc.	27,477	129,889
	Sylogist Ltd.	6,800	32,726
#	Tamarack Valley Energy Ltd.	186,431	828,110
*	Taseko Mines Ltd. (TKO CN)	80,127	362,772
	TC Energy Corp. (TRP US)	66,635	3,342,412
	Teck Resources Ltd. (TECK US), Class B	67,059	2,878,172
	Teck Resources Ltd. (TECKB CN), Class B	61	2,617
*	Telesat Corp.	800	24,082
	TELUS Corp.	14,671	214,539
*	Tenaz Energy Corp.	10,400	198,427
#	TerraVest Industries, Inc.	4,694	454,423
	TFI International, Inc. (TFII CN)	6,534	587,177
	TFI International, Inc. (TFII US)	5,857	525,549
#	Thomson Reuters Corp. (TRI US)	4,133	632,597
#	Timbercreek Financial Corp.	24,858	117,684
	TMX Group Ltd.	29,375	1,083,433
#	Topaz Energy Corp.	29,771	528,536
*	Torex Gold Resources, Inc.	38,727	1,599,831
#	Toromont Industries Ltd.	20,937	2,515,485
	Toronto-Dominion Bank (TD CN)	41,945	3,444,003
	Toronto-Dominion Bank (TD US)	83,037	6,819,829
	Total Energy Services, Inc.	11,698	117,601
	Tourmaline Oil Corp.	91,889	4,041,668
	TransAlta Corp.	36,699	648,471
	TransAlta Corp.	57,990	1,024,970
*	Transat AT, Inc.	7,600	11,433
	Transcontinental, Inc., Class A	24,947	350,224
#	Trican Well Service Ltd.	98,126	367,303
*	Trilogy Metals, Inc.	5,821	25,903
	Triple Flag Precious Metals Corp. (TFPM US)	11,476	318,587

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Trisura Group Ltd. (TRRSF US)	242	$6,589
*	Trisura Group Ltd. (TSU CN)	10,447	287,878
*	Valeura Energy, Inc.	15,322	72,756
	Vecima Networks, Inc.	3,700	26,618
#	Vermilion Energy, Inc. (VET CN)	17,774	132,936
	Vermilion Energy, Inc. (VET US)	13,300	99,351
	VersaBank (VBNK CN)	2,000	23,871
	VersaBank (VBNK US)	2,582	30,648
*	Vitalhub Corp.	6,390	49,934
	Wajax Corp.	9,255	164,110
*	Wall Financial Corp.	200	2,252
	Waste Connections, Inc. (WCN CN)	2,961	496,624
	Waste Connections, Inc. (WCN US)	7,735	1,296,950
*	Well Health Technologies Corp.	67,160	251,392
*	Wesdome Gold Mines Ltd.	58,768	886,621
	West Fraser Timber Co. Ltd. (WFG CN)	8,795	536,774
#	West Fraser Timber Co. Ltd. (WFG US)	7,824	477,259
*	Western Forest Products, Inc.	4,052	34,466
	Westshore Terminals Investment Corp.	12,032	221,158
	Wheaton Precious Metals Corp. (WPM US)	7,423	716,468
#	Whitecap Resources, Inc.	381,533	2,840,532
	Winpak Ltd.	10,127	310,622
	WSP Global, Inc.	12,651	2,418,623
*	Yangarra Resources Ltd.	39,182	28,495
	Yellow Pages Ltd.	3,896	30,556

TOTAL CANADA			375,145,226

CHILE — (0.2%)
	Aguas Andinas SA, Class A	415,945	158,488
	Banco de Chile (BCH US), ADR	4,478	156,321
	Banco de Chile (CHILE CI)	1,442,844	249,644

		Shares	Value»
CHILE — (Continued)
	Banco de Credito e Inversiones SA	8,540	$438,284
	Banco Itau Chile SA	3,628	65,873
	Banco Santander Chile (BSAC US), ADR	600	17,220
	Banco Santander Chile (BSAN CI)	2,316,770	167,394
	Besalco SA	135,131	158,836
	Bicecorp SA	464,913	162,771
*	CAP SA	23,985	160,274
	Cencosud SA	184,850	572,557
	Cencosud Shopping SA	77,297	183,316
	Cia Cervecerias Unidas SA (CCU CI)	23,852	151,949
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	5,319	68,615
	Cia Sud Americana de Vapores SA	3,353,894	166,714
	Colbun SA	1,198,418	180,117
	Embotelladora Andina SA, ADR, Class B	5,464	147,856
	Empresa Nacional de Telecomunicaciones SA	44,364	211,328
	Empresas CMPC SA	183,584	265,126
	Empresas Copec SA	39,974	285,558
	Enel Americas SA (ENELAM CI)	451,230	42,660
	Enel Chile SA (ENELCHIL CI)	2,708,750	206,753
#	Enel Chile SA (ENIC US), ADR	18,524	71,317
	Engie Energia Chile SA	123,296	177,622
	Falabella SA	29,246	184,161
	Forus SA	13,373	30,918
	Inversiones Aguas Metropolitanas SA	126,242	127,304
	Inversiones La Construccion SA	11,327	180,290
	Latam Airlines Group SA	13,714,446	311,684
#	Latam Airlines Group SA, ADR	1,022	45,980
*	Multiexport Foods SA	25,298	7,012
	Parque Arauco SA	131,716	367,226
	PAZ Corp. SA	29,524	23,507
	Plaza SA	56,571	159,190
	Ripley Corp. SA	327,169	158,969

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Salfacorp SA	223,516	$245,499
	Sigdo Koppers SA	12,552	18,261
	SMU SA	925,935	150,564
	Sociedad Matriz SAAM SA	1,592,635	210,882
#*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,556	272,188
	SONDA SA	190,611	69,137
	Vina Concha y Toro SA	124,839	136,124

TOTAL CHILE			7,165,489

CHINA — (9.1%)
	360 Security Technology, Inc., Class A	23,200	39,046
	361 Degrees International Ltd.	364,000	275,312
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	35,400	103,358
*	3D Medicines, Inc.	10,500	8,553
Ω	3SBio, Inc.	508,000	2,021,154
	5I5J Holding Group Co. Ltd., Class A	67,400	27,201
	AAC Technologies Holdings, Inc.	233,500	1,200,282
	Accelink Technologies Co. Ltd., Class A	3,000	26,509
*	ADAMA Ltd., Class A	18,100	16,348
*	Addsino Co. Ltd., Class A	21,000	24,712
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	797	31,312
	Advanced Technology & Materials Co. Ltd., Class A	24,500	73,178
*	AECC Aero Science & Technology Co. Ltd., Class A	8,300	31,309
	AECC Aero-Engine Control Co. Ltd., Class A	14,700	38,788
	AECC Aviation Power Co. Ltd., Class A	4,100	22,526
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	17,000	45,562

		Shares	Value»
CHINA — (Continued)
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	11,900	$33,459
*	Agile Group Holdings Ltd.	518,000	27,921
*	Agora, Inc., ADR	25,710	91,271
	Agricultural Bank of China Ltd., Class H	1,878,000	1,432,683
	Aier Eye Hospital Group Co. Ltd., Class A	37,127	63,891
*	AIFU, Inc., Class A	733	3,284
*	AIM Vaccine Co. Ltd., Class H	24,800	12,485
*Ω	AInnovation Technology Group Co. Ltd., Class H	40,500	34,928
*	Air China Ltd., Class H	442,000	324,799
	Aisino Corp., Class A	25,500	29,799
	Ajisen China Holdings Ltd.	255,000	32,135
Ω	AK Medical Holdings Ltd.	130,000	98,315
*Ω	Akeso, Inc.	4,000	58,244
	Alibaba Group Holding Ltd. (9988 HK)	1,117,600	23,781,116
*	Alibaba Health Information Technology Ltd.	396,000	295,371
Ω	A-Living Smart City Services Co. Ltd., Class H	205,250	65,299
	Allmed Medical Products Co. Ltd., Class A	16,300	24,958
*Ω	Alphamab Oncology	62,000	91,768
	Aluminum Corp. of China Ltd., Class H	1,384,000	1,759,781
*	Amlogic Shanghai Co. Ltd., Class A	2,403	29,045
	Amoy Diagnostics Co. Ltd., Class A	13,520	43,400
	Amrita Global Development Ltd.	138,000	10,656
	An Hui Wenergy Co. Ltd., Class A	26,300	30,273
	Andon Health Co. Ltd., Class A	5,000	28,479
	ANE Cayman, Inc.	229,000	338,140
*	Angang Steel Co. Ltd., Class H	442,800	115,612

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Angel Yeast Co. Ltd., Class A	8,472	$46,236
Ω	Angelalign Technology, Inc.	7,000	57,458
	Anhui Anfu Battery
	Technology Co. Ltd., Class A	6,345	35,941
	Anhui Anke Biotechnology Group Co. Ltd., Class A	34,916	53,446
	Anhui Conch Cement Co. Ltd., Class H	256,500	764,745
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	41,374
	Anhui Expressway Co. Ltd., Class H	114,000	180,994
	Anhui Guangxin Agrochemical Co. Ltd., Class A	27,636	45,535
	Anhui Gujing Distillery Co. Ltd., Class A	2,900	65,653
	Anhui Heli Co. Ltd., Class A	19,700	57,699
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	30,087
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	23,240	59,150
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,300	12,400
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	3,700	26,555
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	47,954
	Anhui Jinhe Industrial Co. Ltd., Class A	13,800	38,955
	Anhui Kouzi Distillery Co. Ltd., Class A	9,700	44,194
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	26,900	22,729
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	19,237

		Shares	Value»
CHINA — (Continued)
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,000	$14,394
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	64,842
	Anhui Xinhua Media Co. Ltd., Class A	42,300	39,834
	Anhui Yingjia Distillery Co. Ltd., Class A	7,000	41,698
	Anhui Yingliu Electromechanical Co. Ltd., Class A	13,200	73,995
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	28,500	91,846
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	1,604	44,394
	Anjoy Foods Group Co. Ltd., Class A	5,100	52,968
	Anker Innovations Technology Co. Ltd., Class A	5,200	85,520
	Anshan Hifichem Co. Ltd., Class A	5,300	10,370
	ANTA Sports Products Ltd.	314,800	3,285,923
	Anton Oilfield Services Group	806,000	109,008
	Aoshikang Technology Co. Ltd., Class A	9,200	49,994
	Aotecar New Energy Technology Group Co. Ltd., Class A	74,400	33,279
*	Aowei Holdings Ltd.	114,000	3,652
	Apeloa Pharmaceutical Co. Ltd., Class A	24,700	53,960
	Appotronics Corp. Ltd., Class A	10,613	26,896
	APT Medical, Inc., Class A	974	37,806
	APT Satellite Holdings Ltd.	134,750	36,800
	Arctech Solar Holding Co. Ltd., Class A	4,879	29,381
*Ω	Ascletis Pharma, Inc.	2,000	2,483

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	9,200	$53,997
*	Asia Cement China Holdings Corp.	200,500	65,777
Ω	AsiaInfo Technologies Ltd.	111,200	129,177
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	22,200	32,213
	Asymchem Laboratories Tianjin Co. Ltd., Class A	2,920	40,258
	Aurisco Pharmaceutical Co. Ltd., Class A	3,800	12,415
*	AustAsia Group Ltd.	81,172	18,559
	Autel Intelligent Technology Corp. Ltd., Class A	13,173	71,366
	Autobio Diagnostics Co. Ltd., Class A	6,700	36,208
	Autohome, Inc., ADR	8,892	224,078
*	Autostreets Development Ltd.	58,200	28,928
	Avary Holding Shenzhen Co. Ltd., Class A	15,900	117,201
	AviChina Industry & Technology Co. Ltd., Class H	988,000	503,282
	Avicopter PLC, Class A	3,800	19,254
	Bafang Electric Suzhou Co. Ltd., Class A	6,300	24,776
*Ω	BAIC Motor Corp. Ltd., Class H	578,500	149,588
*	Baidu, Inc. (9888 HK), Class A	414,050	6,267,155
*	Baidu, Inc. (BIDU US), Sponsored ADR	9,754	1,178,966
	Baimtec Material Co. Ltd., Class A	2,755	20,761
Ω	BAIOO Family Interactive Ltd.	152,000	10,178
*Ω	Bairong, Inc.	89,500	113,323
	Baiyin Nonferrous Group Co. Ltd., Class A	127,300	94,700

		Shares	Value»
CHINA — (Continued)
	Bank of Beijing Co. Ltd., Class A	130,000	$102,177
	Bank of Changsha Co. Ltd., Class A	65,800	88,550
	Bank of Chengdu Co. Ltd., Class A	68,000	160,727
	Bank of China Ltd., Class H	5,292,000	2,996,560
	Bank of Chongqing Co. Ltd., Class H	268,500	277,098
	Bank of Communications Co. Ltd., Class H	745,000	661,784
	Bank of Guiyang Co. Ltd., Class A	27,800	23,767
	Bank of Hangzhou Co. Ltd., Class A	78,200	172,588
	Bank of Jiangsu Co. Ltd., Class A	192,400	291,763
	Bank of Nanjing Co. Ltd., Class A	100,600	160,014
	Bank of Ningbo Co. Ltd., Class A	74,470	296,832
Ω	Bank of Qingdao Co. Ltd., Class H	186,500	103,108
	Bank of Shanghai Co. Ltd., Class A	89,793	119,847
	Bank of Suzhou Co. Ltd., Class A	71,194	82,766
	Bank of Tianjin Co. Ltd., Class H	44,500	14,547
	Bank of Xi’an Co. Ltd., Class A	107,700	58,878
Ω	Bank of Zhengzhou Co. Ltd., Class H	361,966	59,643
	Baoji Titanium Industry Co. Ltd., Class A	10,300	46,406
	Baoshan Iron & Steel Co. Ltd., Class A	164,400	170,392
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	28,360
	Baowu Magnesium Technology Co. Ltd., Class A	13,160	26,484
	Baoxiniao Holding Co. Ltd., Class A	26,100	14,416
	Baoye Group Co. Ltd., Class H	78,000	41,741
*	Baozun, Inc. (9991 HK), Class A	21,700	24,198

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Baozun, Inc. (BZUN US), Sponsored ADR	10,967	$35,972
	BBMG Corp., Class H	742,000	78,274
	BBMG Jidong Cement Group Co. Ltd., Class A	29,908	20,262
*	Be Friends Holding Ltd.	270,000	39,612
	Bear Electric Appliance Co. Ltd., Class A	5,300	35,916
	Befar Group Co. Ltd., Class A	48,200	29,275
	Beibuwan Port Co. Ltd., Class A	41,700	51,352
*	Beijing BDStar Navigation Co. Ltd., Class A	6,400	27,097
*	Beijing Capital Development Co. Ltd., Class A	68,727	59,361
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	75,263
*	Beijing Capital International Airport Co. Ltd., Class H	550,000	197,408
	Beijing Career International Co. Ltd., Class A	4,300	17,793
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	26,250	64,057
	Beijing Dabeinong Technology Group Co. Ltd., Class A	43,900	25,410
	Beijing Dahao Technology Corp. Ltd., Class A	11,040	29,704
	Beijing Easpring Material Technology Co. Ltd., Class A	6,900	66,950
	Beijing Energy International Holding Co. Ltd.	196,000	31,011
	Beijing Enlight Media Co. Ltd., Class A	21,398	51,005
	Beijing Enterprises Holdings Ltd.	172,500	756,909
#	Beijing Enterprises Water Group Ltd.	1,390,000	446,760

		Shares	Value»
CHINA — (Continued)
	Beijing Fengjing Automotive Parts Co. Ltd.	40,800	$21,924
	Beijing Gehua CATV Network Co. Ltd., Class A	48,800	55,187
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	31,468	33,374
*	Beijing Haixin Energy Technology Co. Ltd., Class A	58,600	33,684
	Beijing Haohua Energy Resource Co. Ltd., Class A	35,600	38,630
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,129	31,755
	Beijing Jetsen Technology Co. Ltd., Class A	70,230	65,437
	Beijing Jingneng Clean Energy Co. Ltd., Class H	328,000	104,659
*	Beijing Jingyuntong Technology Co. Ltd., Class A	77,600	44,721
	Beijing Kingsoft Office Software, Inc., Class A	641	32,350
*	Beijing Leike Defense Technology Co. Ltd., Class A	26,000	20,138
	Beijing New Building Materials PLC, Class A	17,175	57,390
*	Beijing North Star Co. Ltd., Class H	286,000	31,998
	Beijing Originwater Technology Co. Ltd., Class A	57,219	35,078
*	Beijing Philisense Technology Co. Ltd., Class A	26,700	21,060
	Beijing Roborock Technology Co. Ltd., Class A	1,911	43,882

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	9,900	$23,133
	Beijing Sanyuan Foods Co. Ltd., Class A	62,200	42,338
	Beijing Shougang Co. Ltd., Class A	79,700	47,070
	Beijing Shunxin Agriculture Co. Ltd., Class A	11,700	25,775
	Beijing Sifang Automation Co. Ltd., Class A	9,100	36,016
	Beijing Sinnet Technology Co. Ltd., Class A	23,200	44,471
*	Beijing Sinohytec Co. Ltd., Class H	3,700	14,001
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	26,462
*	Beijing Sojo Electric Co. Ltd., Class A	22,300	24,097
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	13,086
	Beijing Strong Biotechnologies, Inc., Class A	13,300	25,543
*	Beijing Thunisoft Corp. Ltd., Class A	18,700	21,058
	Beijing Tiantan Biological Products Corp. Ltd., Class A	10,660	27,608
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	63,000	69,929
	Beijing Tong Ren Tang Co. Ltd., Class A	7,000	33,339
	Beijing Tricolor Technology Co. Ltd., Class A	4,200	101,726
*	Beijing UBOX Online Technology Corp., Class H	62,500	23,585
	Beijing Ultrapower Software Co. Ltd., Class A	22,000	37,615

		Shares	Value»
CHINA — (Continued)
	Beijing United Information Technology Co. Ltd., Class A	18,809	$75,128
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	68,000	12,586
	Beijing Wandong Medical Technology Co. Ltd., Class A	12,800	28,567
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	31,760
	Beijing Yanjing Brewery Co. Ltd., Class A	42,400	70,074
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,600	32,595
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	37,114
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	230,800	168,303
*	Beiqi Foton Motor Co. Ltd., Class A	197,100	83,152
*	Bengang Steel Plates Co. Ltd., Class A	59,800	30,009
*	BeOne Medicines Ltd., Class H	14,800	355,826
#*	BeOne Medicines Ltd. (BGNE US), ADR	101	31,358
	Best Pacific International Holdings Ltd.	88,000	37,101
	Bestore Co. Ltd., Class A	11,700	20,384
	Bethel Automotive Safety Systems Co. Ltd., Class A	5,280	37,273
	Betta Pharmaceuticals Co. Ltd., Class A	3,400	27,180
	Biem.L.Fdlkk Garment Co. Ltd., Class A	19,300	43,364
#*	Bilibili, Inc., Sponsored ADR	13,504	408,496

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Bilibili, Inc., Class Z	1,400	$42,284
	Binjiang Service Group Co. Ltd.	34,000	107,778
	Black Peony Group Co. Ltd., Class A	20,300	24,408
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	2,780	21,088
#Ω	Blue Moon Group Holdings Ltd.	244,000	93,288
	Bluestar Adisseo Co., Class A	14,700	19,439
Ω	BOC Aviation Ltd.	83,000	727,552
	BOC International China Co. Ltd., Class A	17,500	34,602
*	BOE HC SemiTek Corp.	50,100	56,092
	BOE Technology Group Co. Ltd., Class A	342,100	195,278
	BOE Varitronix Ltd.	128,000	82,000
*	Bohai Leasing Co. Ltd., Class A	144,400	72,545
	Bosideng International Holdings Ltd.	1,726,000	1,056,163
	BOTH Engineering Technology Co. Ltd., Class A	13,200	23,127
	Boyaa Interactive International Ltd.	45,000	30,882
	Bright Dairy & Food Co. Ltd., Class A	39,100	45,950
*	Brii Biosciences Ltd.	133,500	31,264
#	Brilliance China Automotive Holdings Ltd.	994,000	489,082
	Bros Eastern Co. Ltd., Class A	26,700	20,051
*	B-Soft Co. Ltd., Class A	67,555	45,124
	BTG Hotels Group Co. Ltd., Class A	33,900	69,244
*	Burning Rock Biotech Ltd., ADR	1,300	16,783
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	15,900	23,607
	BYD Co. Ltd., Class H	202,500	2,616,297

		Shares	Value»
CHINA — (Continued)
	BYD Electronic International Co. Ltd.	241,500	$1,133,752
	By-health Co. Ltd., Class A	26,600	46,917
*	C C Land Holdings Ltd.	665,499	101,899
	C&D International Investment Group Ltd.	216,815	445,328
	C&D Property Management Group Co. Ltd.	76,000	28,346
	Caitong Securities Co. Ltd., Class A	46,670	56,428
*Ω	CALB Group Co. Ltd., Class H	48,700	209,917
*	Cambricon Technologies Corp. Ltd., Class A	256	49,478
	Camel Group Co. Ltd., Class A	41,308	59,240
#	Canggang Railway Ltd.	176,000	18,592
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	67,400	44,180
	Canmax Technologies Co. Ltd., Class A	16,650	71,142
	Canny Elevator Co. Ltd., Class A	15,300	15,786
*Ω	CanSino Biologics, Inc., Class H	4,200	24,972
	Castech, Inc., Class A	8,250	53,730
	Cathay Biotech, Inc., Class A	4,185	29,893
Ω	Cathay Group Holdings, Inc.	135,000	23,908
	CCCC Design & Consulting Group Co. Ltd., Class A	20,800	22,417
	CCS Supply Chain Management Co. Ltd., Class A	35,100	23,547
	CECEP Solar Energy Co. Ltd., Class A	68,300	44,740
	CECEP Wind-Power Corp., Class A	164,120	71,295
	Central China Land Media Co. Ltd., Class A	25,200	42,833

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Central China Securities Co. Ltd., Class H	316,000	$104,818
	CETC Cyberspace Security Technology Co. Ltd., Class A	12,200	31,360
	CETC Digital Technology Co. Ltd., Class A	6,780	25,946
	CGN Mining Co. Ltd.	185,000	93,112
	CGN New Energy Holdings Co. Ltd.	800,000	283,125
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	25,815
Ω	CGN Power Co. Ltd., Class H	1,452,000	575,270
	Changbai Mountain Tourism Co. Ltd., Class A	8,500	62,726
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	19,200
	Changchun High-Tech Industry Group Co. Ltd., Class A	2,500	39,463
	Changhong Meiling Co. Ltd., Class A	19,400	18,958
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	64,200	38,438
	Changjiang Publishing & Media Co. Ltd., Class A	44,400	54,657
	Changjiang Securities Co. Ltd., Class A	53,700	66,595
	Changzheng Engineering Technology Co. Ltd., Class A	8,600	22,943
	Changzhou Qianhong Biopharma Co. Ltd., Class A	23,800	31,124
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,400	43,768
	Chaowei Power Holdings Ltd.	249,000	46,496

		Shares	Value»
CHINA — (Continued)
	Chaozhou Three-Circle Group Co. Ltd., Class A	6,000	$41,877
Ω	Cheerwin Group Ltd.	160,500	46,615
*	Cheetah Mobile, Inc., ADR	2,478	18,436
*	Chen Lin Education Group Holdings Ltd.	34,000	7,013
	Cheng De Lolo Co. Ltd., Class A	35,400	45,927
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	26,975
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	34,433
	Chengdu Guibao Science & Technology Co. Ltd., Class A	9,100	28,663
	Chengdu Haoneng Technology Co. Ltd., Class A	55,900	106,863
	Chengdu Hi-tech Development Co. Ltd., Class A	2,900	20,406
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	22,738
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	13,552	64,477
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,350	25,475
	Chengdu Leejun Industrial Co. Ltd., Class A	21,700	34,110
	Chengdu Wintrue Holding Co. Ltd., Class A	28,200	41,380
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	33,250
	Chenguang Biotech Group Co. Ltd., Class A	14,900	28,005

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Chengxin Lithium Group Co. Ltd., Class A	10,400	$37,274
	Chengzhi Co. Ltd., Class A	20,300	21,853
#	Chervon Holdings Ltd.	38,500	99,900
	Chifeng Jilong Gold Mining Co. Ltd., Class A	13,200	55,041
*	China Aerospace International Holdings Ltd.	690,000	50,543
*	China Agriculture Development Seed Group Co. Ltd., Class A	28,400	25,652
	China Aircraft Leasing Group Holdings Ltd.	89,059	51,066
	China Animal Husbandry Industry Co. Ltd., Class A	31,700	34,245
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,300	40,137
	China Baoan Group Co. Ltd., Class A	17,600	28,348
	China BlueChemical Ltd., Class H	498,000	153,890
*Ω	China Bohai Bank Co. Ltd., Class H	696,500	91,377
*	China Boton Group Co. Ltd.	118,000	27,609
	China CAMC Engineering Co. Ltd., Class A	30,400	36,381
#	China Chunlai Education Group Co. Ltd.	65,000	36,460
	China Cinda Asset Management Co. Ltd., Class H	3,009,000	487,743
	China CITIC Bank Corp. Ltd., Class H	1,222,000	1,165,917
	China Coal Energy Co. Ltd., Class H	726,000	1,022,675
	China Coal Xinji Energy Co. Ltd., Class A	69,700	70,940

		Shares	Value»
CHINA — (Continued)
*††	China Common Rich Renewable Energy Investments Ltd.	190,000	$0
	China Communications Services Corp. Ltd., Class H	712,000	426,711
*	China Conch Environment Protection Holdings Ltd.	434,000	32,297
	China Conch Venture Holdings Ltd.	447,500	559,525
	China Construction Bank Corp., Class H	7,661,000	7,584,703
	China CSSC Holdings Ltd., Class A	4,300	21,721
	China CYTS Tours Holding Co. Ltd., Class A	20,900	28,497
	China Datang Corp. Renewable Power Co. Ltd., Class H	608,000	186,196
	China Design Group Co. Ltd., Class A	19,400	21,302
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	718,000	157,812
	China Dongxiang Group Co. Ltd.	1,100,000	70,852
Ω	China East Education Holdings Ltd.	205,000	172,352
*	China Eastern Airlines Corp. Ltd., Class H	434,000	222,898
	China Education Group Holdings Ltd.	385,009	147,733
	China Electronics Huada Technology Co. Ltd.	340,000	64,673
*	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	25,617
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	1,020,000	152,162

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	439,823	$149,006
	China Everbright Bank Co. Ltd., Class H	527,000	216,200
#	China Everbright Environment Group Ltd.	692,111	428,236
Ω	China Everbright Greentech Ltd.	83,000	10,030
	China Everbright Ltd.	280,000	363,579
	China Everbright Water Ltd.	52,712	10,519
*	China Express Airlines Co. Ltd., Class A	18,000	27,011
Ω	China Feihe Ltd.	1,273,000	679,415
	China Film Group Co. Ltd., Class A	18,541	37,948
*	China First Heavy Industries Co. Ltd., Class A	56,700	25,664
	China Foods Ltd.	344,000	183,627
	China Galaxy Securities Co. Ltd., Class H	729,500	1,049,461
	China Gas Holdings Ltd.	923,661	950,027
	China Gold International Resources Corp. Ltd. (2099 HK)	17,900	301,310
	China Gold International Resources Corp. Ltd. (CGG CN)	94,140	1,594,114
	China Great Wall Securities Co. Ltd., Class A	32,700	50,842
*	China Greatwall Technology Group Co. Ltd., Class A	4,500	10,708
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	32,600	39,905
	China Hainan Rubber Industry Group Co. Ltd., Class A	36,100	28,649
	China Hanking Holdings Ltd.	202,000	112,974

		Shares	Value»
CHINA — (Continued)
*	China Harmony Auto Holding Ltd.	154,000	$24,803
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	36,451
*	China High Speed Transmission Equipment Group Co. Ltd.	52,000	11,910
	China Hongqiao Group Ltd.	965,000	3,663,906
#††	China Huiyuan Juice Group Ltd.	269,535	12,161
Ω	China International Capital Corp. Ltd., Class H	246,000	669,255
	China International Marine Containers Group Co. Ltd., Class H	298,200	272,568
	China Isotope & Radiation Corp., Class H	7,600	18,757
#	China Jinmao Holdings Group Ltd.	1,847,078	319,201
	China Kepei Education Group Ltd.	178,000	33,266
	China Kings Resources Group Co. Ltd., Class A	19,496	50,368
	China Leadshine Technology Co. Ltd., Class A	8,300	51,585
	China Lesso Group Holdings Ltd.	343,000	196,280
	China Life Insurance Co. Ltd., Class H	308,000	971,275
	China Lilang Ltd.	157,000	68,046
*Ω	China Literature Ltd.	81,400	438,518
	China Longyuan Power Group Corp. Ltd., Class H	446,000	413,043
*	China Maple Leaf Educational Systems Ltd.	142,000	7,032
	China Medical System Holdings Ltd.	473,000	815,740
	China Meheco Group Co. Ltd., Class A	34,840	55,203
	China Meidong Auto Holdings Ltd.	278,000	63,240

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Mengniu Dairy Co. Ltd.	1,059,000	$1,927,116
	China Merchants Bank Co. Ltd., Class H	593,500	3,720,374
	China Merchants Energy Shipping Co. Ltd., Class A	109,220	141,868
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	11,700	16,877
	China Merchants Port Holdings Co. Ltd.	379,993	735,954
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	37,219
Ω	China Merchants Securities Co. Ltd., Class H	96,820	194,390
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	49,400	65,611
#	China Minsheng Banking Corp. Ltd., Class H	1,131,900	579,888
#	China Modern Dairy Holdings Ltd.	1,105,000	172,182
	China National Accord Medicines Corp. Ltd., Class A	13,130	46,918
	China National Building Material Co. Ltd., Class H	837,141	593,246
	China National Chemical Engineering Co. Ltd., Class A	55,700	60,530
	China National Electric Apparatus Research Institute Co. Ltd., Class A	6,835	30,944
	China National Gold Group Gold Jewellery Co. Ltd., Class A	37,300	43,289

		Shares	Value»
CHINA — (Continued)
	China National Medicines Corp. Ltd., Class A	10,000	$41,882
	China National Nuclear Power Co. Ltd., Class A	285,772	360,727
*Ω	China New Higher Education Group Ltd.	354,064	56,046
	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	57,900	54,311
	China Nonferrous Mining Corp. Ltd.	524,000	966,489
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	8,900	63,558
*	China Oil & Gas Group Ltd.	1,408,000	31,582
	China Oilfield Services Ltd., Class H	590,000	575,988
	China Oriental Group Co. Ltd.	366,000	61,767
	China Overseas Grand Oceans Group Ltd.	580,283	162,131
	China Overseas Land & Investment Ltd.	808,000	1,355,981
	China Overseas Property Holdings Ltd.	560,000	349,538
	China Pacific Insurance Group Co. Ltd., Class H	721,000	2,922,971
	China Petroleum & Chemical Corp., Class H	4,480,000	2,382,931
	China Petroleum Engineering Corp., Class A	86,700	43,413
	China Power International Development Ltd.	866,999	373,762
*††	China Properties Investment Holdings Ltd.	81,000	0
	China Publishing & Media Co. Ltd., Class A	24,900	23,980

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Qinfa Group Ltd.	220,000	$82,609
	China Railway Group Ltd., Class H	968,000	491,045
	China Railway Hi-tech Industry Co. Ltd., Class A	53,100	62,755
	China Railway Materials Co. Ltd., Class A	100,200	37,737
Ω	China Railway Signal & Communication Corp. Ltd., Class H	513,000	225,090
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	33,151
*	China Rare Earth Holdings Ltd.	768,399	69,220
*	China Rare Earth Resources & Technology Co. Ltd., Class A	2,900	21,487
	China Reinsurance Group Corp., Class H	2,078,000	422,013
*Ω	China Renaissance Holdings Ltd.	69,900	52,134
	China Resource & Environment Co. Ltd., Class A	33,600	20,313
	China Resources Beer Holdings Co. Ltd.	559,307	1,913,125
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,200	18,461
	China Resources Building Materials Technology Holdings Ltd.	756,000	164,412
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	24,200	65,500
	China Resources Gas Group Ltd.	295,900	813,672
	China Resources Land Ltd.	754,000	2,724,154
#	China Resources Medical Holdings Co. Ltd.	267,500	116,229

		Shares	Value»
CHINA — (Continued)
Ω	China Resources Mixc Lifestyle Services Ltd.	192,800	$1,008,752
#Ω	China Resources Pharmaceutical Group Ltd.	628,500	402,771
	China Resources Power Holdings Co. Ltd.	312,690	747,735
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	14,019	56,829
#	China Risun Group Ltd.	380,000	114,379
*	China Ruyi Holdings Ltd.	1,652,000	588,867
*	China Sanjiang Fine Chemicals Co. Ltd.	207,000	65,445
#*	China Shanshui Cement Group Ltd.	204,000	20,913
*Ω	China Shengmu Organic Milk Ltd.	1,189,000	52,958
#	China Shenhua Energy Co. Ltd., Class H	648,500	3,376,858
	China Shineway Pharmaceutical Group Ltd.	108,000	116,659
	China South Publishing & Media Group Co. Ltd., Class A	45,700	77,737
*	China Southern Airlines Co. Ltd., Class H	432,000	260,510
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	64,500	44,682
	China Southern Power Grid Technology Co. Ltd., Class A	4,818	35,907
	China Starch Holdings Ltd.	415,000	10,183
	China State Construction Development Holdings Ltd.	224,000	34,052

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China State Construction Engineering Corp. Ltd., Class A	270,029	$206,124
	China State Construction International Holdings Ltd.	742,000	844,070
	China Sunshine Paper Holdings Co. Ltd.	260,000	56,173
	China Suntien Green Energy Corp. Ltd., Class H	450,000	251,612
	China Taiping Insurance Holdings Co. Ltd.	441,200	1,003,582
	China Testing & Certification International Group Co. Ltd., Class A	15,338	14,082
	China Tianying, Inc., Class A	79,700	65,748
	China Tobacco International HK Co. Ltd.	82,000	399,446
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	16,500	141,789
Ω	China Tower Corp. Ltd., Class H	1,503,800	2,172,459
	China Traditional Chinese Medicine Holdings Co. Ltd.	914,000	275,337
*	China TransInfo Technology Co. Ltd., Class A	30,900	48,329
#*	China Travel International Investment Hong Kong Ltd.	744,000	164,536
	China Tungsten & Hightech Materials Co. Ltd., Class A	30,150	99,282
#*	China Vanke Co. Ltd., Class H	740,484	419,514
	China Vered Financial Holding Corp. Ltd.	219,000	31,204
	China Wafer Level CSP Co. Ltd., Class A	5,400	22,306

		Shares	Value»
CHINA — (Continued)
	China Water Affairs Group Ltd.	196,000	$158,115
	China West Construction Group Co. Ltd., Class A	32,100	29,790
	China XD Electric Co. Ltd., Class A	64,800	72,641
	China XLX Fertiliser Ltd.	218,000	205,698
	China Yangtze Power Co. Ltd., Class A	74,800	295,513
	China Yongda Automobiles Services Holdings Ltd.	443,500	97,383
#*Ω	China Youran Dairy Group Ltd.	598,000	249,825
*Ω	China Yuhua Education Corp. Ltd.	554,000	39,824
	China Zhenhua Group Science & Technology Co. Ltd., Class A	8,500	60,250
	China Zheshang Bank Co. Ltd., Class H	778,000	253,444
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	19,280
	Chinasoft International Ltd.	954,000	714,162
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	13,900	20,281
	Chongqing Brewery Co. Ltd., Class A	4,200	31,707
	Chongqing Changan Automobile Co. Ltd., Class A	32,594	56,776
	Chongqing Chuanyi Automation Co. Ltd., Class A	13,260	43,506
	Chongqing Department Store Co. Ltd., Class A	11,000	42,270
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	49,455	68,759

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	20,760	$38,296
	Chongqing Gas Group Corp. Ltd., Class A	23,600	19,445
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	114,663
	Chongqing Port Co. Ltd., Class A	29,300	22,349
	Chongqing Road & Bridge Co. Ltd., Class A	39,700	37,787
	Chongqing Rural Commercial Bank Co. Ltd., Class H	587,000	482,744
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	54,700	64,957
*	Chongqing Taiji Industry Group Co. Ltd., Class A	12,500	36,911
	Chongqing Zhifei Biological Products Co. Ltd., Class A	12,250	35,446
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	26,700	48,403
	Chow Tai Fook Jewellery Group Ltd.	560,600	1,097,219
	Chow Tai Seng Jewellery Co. Ltd., Class A	24,400	47,467
*	CIFI Holdings Group Co. Ltd.	1,224,000	35,212
	CIG Shanghai Co. Ltd., Class A	5,800	83,616
	CIMC Enric Holdings Ltd.	266,000	256,911
	Cisen Pharmaceutical Co. Ltd., Class A	20,900	62,289
	CITIC Heavy Industries Co. Ltd., Class A	43,000	45,419
	CITIC Ltd.	831,000	1,284,419
	CITIC Resources Holdings Ltd.	1,012,000	53,969
	CITIC Securities Co. Ltd., Class H	135,475	515,765
	City Development Environment Co. Ltd., Class A	24,900	52,285

		Shares	Value»
CHINA — (Continued)
*	Citychamp Watch & Jewellery Group Ltd.	440,000	$10,345
*	ClouDr Group Ltd.	207,100	31,929
#*	CMGE Technology Group Ltd.	858,000	43,631
	CMOC Group Ltd., Class H	945,000	2,045,885
	CMST Development Co. Ltd., Class A	63,900	53,442
*	CNFinance Holdings Ltd., ADR	618	3,089
	CNGR Advanced Material Co. Ltd., Class A	7,810	50,538
	CNOOC Energy Technology & Services Ltd., Class A	105,600	57,922
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,500	36,238
*	COFCO Biotechnology Co. Ltd., Class A	32,100	26,768
	COFCO Capital Holdings Co. Ltd., Class A	20,600	36,785
#*	COFCO Joycome Foods Ltd.	892,000	190,290
	COFCO Sugar Holding Co. Ltd., Class A	41,100	90,349
	Cofoe Medical Technology Co. Ltd., Class A	6,200	38,067
	Comba Telecom Systems Holdings Ltd.	482,000	181,874
	Concord New Energy Group Ltd.	2,470,000	122,411
	Consun Pharmaceutical Group Ltd.	165,000	319,165
	Contemporary Amperex Technology Co. Ltd., Class A	25,160	1,375,624
	Continental Aerospace Technologies Holding Ltd.	1,578,866	27,129
*	Coolpad Group Ltd.	128,000	17,934

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Development Co. Ltd., Class H	1,119,000	$166,925
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	418,000	590,983
	COSCO SHIPPING Holdings Co. Ltd., Class H	899,300	1,559,594
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	172,722
#	COSCO SHIPPING Ports Ltd.	427,733	315,329
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	79,500	81,322
	COSCO SHIPPING Technology Co. Ltd., Class A	11,500	28,393
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	40,839
	CRRC Corp. Ltd., Class H	991,000	751,987
Ω	CSC Financial Co. Ltd., Class H	35,500	60,218
	CSG Holding Co. Ltd., Class A	62,295	41,657
	CSPC Pharmaceutical Group Ltd.	3,058,800	3,012,894
	CSSC Hong Kong Shipping Co. Ltd.	478,000	127,840
	CSSC Science & Technology Co. Ltd., Class A	9,800	16,500
	CTS International Logistics Corp. Ltd., Class A	45,970	39,885
*	Cutia Therapeutics, Class H	9,400	9,175
*	CWT International Ltd.	1,480,000	46,715
	Dajin Heavy Industry Co. Ltd., Class A	7,900	55,870
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	45,400	41,099
#*	Dalipal Holdings Ltd.	118,000	98,417
*	Damai Entertainment Holdings Ltd.	3,770,000	445,928

		Shares	Value»
CHINA — (Continued)
	Daqin Railway Co. Ltd., Class A	85,065	$68,518
	Dashang Co. Ltd., Class A	6,292	15,567
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	24,436	62,791
#	Datang International Power Generation Co. Ltd., Class H	586,000	180,139
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	21,810
	DBG Technology Co. Ltd., Class A	8,800	38,122
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	28,036
	Deppon Logistics Co. Ltd., Class A	15,200	31,885
*	Dezhan Healthcare Co. Ltd., Class A	66,100	40,689
	DHC Software Co. Ltd., Class A	37,500	54,483
	Dian Diagnostics Group Co. Ltd., Class A	15,300	34,957
	Digital China Group Co. Ltd., Class A	11,400	69,014
#	Digital China Holdings Ltd.	163,000	62,896
*	Digital China Information Service Group Co. Ltd., Class A	17,600	46,981
	Do-Fluoride New Materials Co. Ltd., Class A	15,920	63,558
	Dong-E-E-Jiao Co. Ltd., Class A	2,700	18,016
	Dongfang Electric Corp. Ltd., Class H	84,200	205,447
	Dongfang Electronics Co. Ltd., Class A	43,300	72,453
	DongFeng Automobile Co. Ltd., Class A	24,900	27,080
	Dongfeng Electronic Technology Co. Ltd., Class A	11,900	20,935

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Dongfeng Motor Group Co. Ltd., Class H	674,000	$815,353
	Dongguan Aohai Technology Co. Ltd., Class A	1,900	12,591
	Dongguan Development Holdings Co. Ltd., Class A	26,300	43,578
	Dongguan Rural Commercial Bank Co. Ltd., Class H	22,000	9,589
	Dongguan Yutong Optical Technology Co. Ltd., Class A	6,500	28,151
	Donghua Testing Technology Co. Ltd., Class A	4,000	30,342
*	Dongjiang Environmental Co. Ltd., Class H	32,200	10,337
	Dongxing Securities Co. Ltd., Class A	45,600	81,208
	Dongyue Group Ltd.	532,000	684,458
#	DouYu International Holdings Ltd., ADR	11,065	76,015
*	DPC Dash Ltd.	18,100	205,408
	Dynagreen Environmental Protection Group Co. Ltd., Class H	127,000	89,119
	Eaglerise Electric & Electronic China Co. Ltd., Class A	9,700	34,900
	East Money Information Co. Ltd., Class A	25,927	93,009
	Eastcompeace Technology Co. Ltd., Class A	15,200	51,728
*	Easyhome New Retail Group Co. Ltd., Class A	87,800	35,663
	E-Commodities Holdings Ltd.	660,000	70,485
	Ecovacs Robotics Co. Ltd., Class A	4,100	51,552
	Edifier Technology Co. Ltd., Class A	17,400	31,356
	Edvantage Group Holdings Ltd.	171,630	30,944

		Shares	Value»
CHINA — (Continued)
#	EEKA Fashion Holdings Ltd.	72,000	$72,660
	Electric Connector Technology Co. Ltd., Class A	5,100	36,087
*††	Elion Energy Co. Ltd., Class A	92,870	914
	ENN Energy Holdings Ltd.	160,200	1,395,866
	ENN Natural Gas Co. Ltd., Class A	28,500	78,204
	Eoptolink Technology, Inc. Ltd., Class A	6,720	322,877
	Era Co. Ltd., Class A	31,300	18,747
	Essex Bio-technology Ltd.	122,000	67,623
	Eternal Asia Supply Chain Management Ltd., Class A	75,600	54,088
	EVA Precision Industrial Holdings Ltd.	414,000	63,427
	Eve Energy Co. Ltd., Class A	9,800	114,614
	Ever Sunshine Services Group Ltd.	240,000	53,927
Ω	Everbright Securities Co. Ltd., Class H	50,600	63,540
*	EverChina International Holdings Co. Ltd.	100,000	1,816
*Ω	Everest Medicines Ltd.	21,500	135,607
	Excellence Commercial Property & Facilities Management Group Ltd.	65,000	8,625
	Explosive Co. Ltd., Class A	17,800	34,598
	Eyebright Medical Technology Beijing Co. Ltd., Class A	3,546	32,330
	Fangda Carbon New Material Co. Ltd., Class A	52,700	45,632
	Fangda Special Steel Technology Co. Ltd., Class A	69,640	57,968
	Far East Horizon Ltd.	650,000	583,501

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Far East Smarter Energy Co. Ltd., Class A	43,800	$48,002
*	Farasis Energy Gan Zhou Co. Ltd., Class A	10,465	26,230
	FAW Jiefang Group Co. Ltd., Class A	26,900	27,160
	FAWER Automotive Parts Co. Ltd., Class A	37,700	29,773
	Feilong Auto Components Co. Ltd., Class A	18,000	56,948
*Ω	Feiyu Technology International Co. Ltd.	129,000	11,757
	Ferrotec Anhui Technology Development Co. Ltd., Class A	3,600	19,753
	FESCO Group Co. Ltd., Class A	9,600	25,571
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	16,700	57,042
	Fibocom Wireless, Inc., Class A	800	3,070
*	FIH Mobile Ltd.	90,300	215,540
*	Financial Street Holdings Co. Ltd., Class A	69,000	29,299
#	FinVolution Group, ADR	49,916	304,987
	First Capital Securities Co. Ltd., Class A	37,100	40,378
	First Tractor Co. Ltd., Class H	102,000	102,624
#	Flat Glass Group Co. Ltd., Class H	116,000	182,389
	Focus Lightings Tech Co. Ltd., Class A	25,520	32,356
	Focus Media Information Technology Co. Ltd., Class A	88,900	96,762
	Focused Photonics Hangzhou, Inc., Class A	13,500	31,511
	Foryou Corp., Class A	12,800	56,993

		Shares	Value»
CHINA — (Continued)
	Foshan Electrical & Lighting Co. Ltd., Class A	26,700	$23,644
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	14,518	77,808
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	17,400	21,362
	Fosun International Ltd.	648,572	411,414
	Founder Securities Co. Ltd., Class A	54,100	62,604
	Foxconn Industrial Internet Co. Ltd., Class A	113,700	1,146,618
	Friend Co. Ltd., Class A	14,500	29,220
#	Fu Shou Yuan International Group Ltd.	373,000	141,103
#	Fufeng Group Ltd.	650,000	672,843
*††	Fuguiniao Co. Ltd.	37,999	0
	Fujian Boss Software Development Co. Ltd., Class A	10,320	19,768
	Fujian Funeng Co. Ltd., Class A	58,470	83,113
*	Fujian Kuncai Material Technology Co. Ltd., Class A	7,700	19,973
	Fujian Longking Co. Ltd., Class A	33,901	80,349
	Fujian Qingshan Paper Industry Co. Ltd., Class A	66,400	33,417
	Fujian Star-net Communication Co. Ltd., Class A	13,600	51,178
	Fujian Sunner Development Co. Ltd., Class A	20,000	47,638
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	6,900	13,814
	Fujian Yuanli Active Carbon Co. Ltd., Class A	9,700	22,555
*	Future Machine Ltd.	154,000	13,443
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	146,400	1,303,740

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	3,500	$33,404
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	78,280	516,933
	Gansu Energy Chemical Co. Ltd., Class A	128,700	46,852
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	120,900	28,731
	Gansu Shangfeng Cement Co. Ltd., Class A	23,880	37,904
	Gansu Yasheng Industrial Group Co. Ltd., Class A	53,000	23,099
	G-bits Network Technology Xiamen Co. Ltd., Class A	800	53,170
	GCL Energy Technology Co. Ltd., Class A	27,800	41,828
*	GCL New Energy Holdings Ltd.	250,000	24,107
#*	GCL Technology Holdings Ltd.	6,680,000	1,167,728
	GD Power Development Co. Ltd., Class A	67,800	50,424
*	GDS Holdings Ltd. (9698 HK), Class A	278,700	1,241,735
	Geely Automobile Holdings Ltd.	1,560,000	3,700,803
	GEM Co. Ltd., Class A	65,800	78,752
*	Gemdale Corp., Class A	52,100	28,647
#*	Gemdale Properties & Investment Corp. Ltd.	1,964,000	44,298
Ω	Genertec Universal Medical Group Co. Ltd.	314,500	250,520
*	Genscript Biotech Corp.	402,000	834,408
	GEPIC Energy Development Co. Ltd., Class A	30,000	29,381
	Getein Biotech, Inc., Class A	8,036	9,403

		Shares	Value»
CHINA — (Continued)
	GF Securities Co. Ltd., Class H	260,600	$629,144
#Ω	Giant Biogene Holding Co. Ltd.	113,200	542,486
	Ginlong Technologies Co. Ltd., Class A	7,350	83,072
#*	Global New Material International Holdings Ltd.	136,000	87,321
	GoerTek, Inc., Class A	14,900	68,712
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	34,956
	Goldenmax International Group Ltd., Class A	21,100	48,903
	Goldwind Science & Technology Co. Ltd., Class H	235,947	400,486
	Goneo Group Co. Ltd., Class A	3,248	19,943
	Goodbaby International Holdings Ltd.	294,000	44,923
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	2,478	21,195
*	GoodWe Technologies Co. Ltd. (688390 CH), Class A	1,181	10,101
	Gotion High-tech Co. Ltd., Class A	6,460	41,360
#	Grand Pharmaceutical Group Ltd.	387,500	412,541
	Grandblue Environment Co. Ltd., Class A	13,500	53,380
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	40,082
	Great Wall Motor Co. Ltd., Class H	655,500	1,267,842
*	Greatoo Intelligent Equipment, Inc., Class A	49,700	54,426
	Gree Electric Appliances, Inc. of Zhuhai, Class A	27,479	153,654
#	Greentown China Holdings Ltd.	443,500	474,676

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Greentown Management Holdings Co. Ltd.	174,000	$67,651
	Greentown Service Group Co. Ltd.	454,000	260,811
	GRG Banking Equipment Co. Ltd., Class A	25,300	45,698
	GRG Metrology & Test Group Co. Ltd., Class A	11,500	33,860
	Grinm Advanced Materials Co. Ltd., Class A	10,300	32,871
	Guangdong Advertising Group Co. Ltd., Class A	19,200	22,953
	Guangdong Aofei Data Technology Co. Ltd., Class A	14,255	40,641
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	22,700	15,190
	Guangdong Construction Engineering Group Co. Ltd., Class A	82,400	44,363
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,800	34,861
*	Guangdong DFP New Material Group Co. Ltd.	35,900	24,588
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	80,178
	Guangdong Dongpeng Holdings Co. Ltd., Class A	44,500	44,405
	Guangdong Dowstone Technology Co. Ltd., Class A	8,500	29,460
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	22,900	36,296
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	23,900	56,877

		Shares	Value»
CHINA — (Continued)
	Guangdong Goworld Co. Ltd., Class A	13,300	$24,281
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	9,431
	Guangdong Guanhao High-Tech Co. Ltd., Class A	47,300	21,603
	Guangdong Haid Group Co. Ltd., Class A	11,600	95,200
*	Guangdong HEC Technology Holding Co. Ltd., Class A	24,000	72,566
	Guangdong Hongda Holdings Group Co. Ltd., Class A	10,300	58,087
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	20,400	36,996
	Guangdong Huate Gas Co. Ltd., Class A	3,235	29,256
	Guangdong Investment Ltd.	516,000	490,191
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	10,200	60,939
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,700	43,694
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	6,500	15,912
	Guangdong Provincial Expressway Development Co. Ltd., Class A	41,400	67,573
	Guangdong Sirio Pharma Co. Ltd., Class A	7,713	26,021
	Guangdong South New Media Co. Ltd., Class A	10,400	70,672
	Guangdong Tapai Group Co. Ltd., Class A	34,600	41,184
*	Guangdong TCL Smart Home Appliances Co. Ltd.	14,400	22,052

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Vanward New Electric Co. Ltd., Class A	19,800	$32,159
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	16,800	35,722
*	Guangdong Yowant Technology Group Co. Ltd., Class A	27,500	25,541
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	57,100	21,534
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	11,700	31,796
	Guanghui Energy Co. Ltd., Class A	106,800	79,119
*	Guanghui Logistics Co. Ltd., Class A	38,800	43,323
	Guangshen Railway Co. Ltd., Class H	510,000	149,674
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	12,400	55,998
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	70,536
	Guangxi LiuYao Group Co. Ltd., Class A	7,500	19,660
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	101,100	39,692
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	8,500	22,879
	Guangzhou Automobile Group Co. Ltd., Class H	739,200	309,943
	Guangzhou Baiyun International Airport Co. Ltd., Class A	22,300	30,648
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	66,000	159,106

		Shares	Value»
CHINA — (Continued)
	Guangzhou Development Group, Inc., Class A	66,500	$64,218
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	6,100	42,868
	Guangzhou Haige Communications Group, Inc. Co., Class A	14,900	24,515
	Guangzhou Haoyang Electronic Co. Ltd., Class A	2,850	17,359
	Guangzhou KDT Machinery Group Co. Ltd., Class A	13,860	31,931
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,600	40,279
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	13,400	27,705
	Guangzhou Port Co. Ltd., Class A	49,400	23,327
*	Guangzhou R&F Properties Co. Ltd., Class H	135,600	9,415
	Guangzhou Restaurant Group Co. Ltd., Class A	13,220	31,623
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	6,900	40,486
	Guangzhou Sie Consulting Co. Ltd., Class A	12,800	45,235
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	8,200	45,960
	Guangzhou Wondfo Biotech Co. Ltd., Class A	4,940	15,317
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	42,268	48,092

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	18,200	$23,997
	Guilin Layn Natural Ingredients Corp., Class A	22,500	25,598
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	14,700	30,886
	Guizhou Chanhen Chemical Corp., Class A	16,600	79,672
	Guizhou Gas Group Corp. Ltd., Class A	25,200	24,974
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	65,071	47,111
	Guizhou Qianyuan Power Co. Ltd., Class A	10,400	25,873
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	11,700	19,878
	Guizhou Tyre Co. Ltd., Class A	53,700	37,662
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	38,835
*	Guizhou Zhenhua E-chem, Inc., Class A	12,348	25,751
*	Guocheng Mining Co. Ltd., Class A	10,900	27,803
*	Guoguang Electric Co. Ltd., Class A	14,500	32,339
	Guoquan Food Shanghai Co. Ltd., Class H	195,200	96,608
	Guosen Securities Co. Ltd., Class A	24,600	48,572
Ω	Guotai Haitong Securities Co. Ltd., Class H	438,472	840,169
	Guoyuan Securities Co. Ltd., Class A	42,430	52,272
#	Gushengtang Holdings Ltd.	52,400	193,015
	H World Group Ltd. (1179 HK)	282,300	1,094,657
	H World Group Ltd. (HTHT US), ADR	10,128	390,941
*Ω	Haichang Ocean Park Holdings Ltd.	667,000	62,774

		Shares	Value»
CHINA — (Continued)
#Ω	Haidilao International Holding Ltd.	315,000	$519,092
	Haier Smart Home Co. Ltd. (600690 C1), Class A	47,100	177,609
	Haier Smart Home Co. Ltd. (6690 HK), Class H	700,399	2,277,616
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	10,721
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	1,500	8,924
*	Hainan Haide Capital Management Co. Ltd., Class A	44,660	47,120
	Hainan Jinpan Smart Technology Co. Ltd., Class A	7,047	67,796
*	Hainan Meilan International Airport Co. Ltd., Class H	91,000	123,026
	Hainan Mining Co. Ltd., Class A	36,600	50,216
	Hainan Strait Shipping Co. Ltd., Class A	25,000	47,569
	Haisco Pharmaceutical Group Co. Ltd., Class A	5,700	45,412
	Haitian International Holdings Ltd.	270,000	737,785
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	492,000	51,274
	Hangcha Group Co. Ltd., Class A	16,296	65,837
*	Hangjin Technology Co. Ltd., Class A	8,600	26,089
	Hangxiao Steel Structure Co. Ltd., Class A	78,900	30,064
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	27,600	41,240
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,200	37,609

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	6,100	$16,906
	Hangzhou First Applied Material Co. Ltd., Class A	19,708	43,500
	Hangzhou GreatStar Industrial Co. Ltd.	12,800	55,473
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,320	24,382
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	2,838	32,644
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	16,320	20,205
*	Hangzhou Iron & Steel Co., Class A	52,900	67,863
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	6,312	31,094
	Hangzhou Onechance Tech Corp., Class A	5,700	24,408
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	17,800	69,132
	Hangzhou Robam Appliances Co. Ltd., Class A	14,300	39,300
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	26,800	43,122
	Hangzhou Shunwang Technology Co. Ltd., Class A	15,800	49,020
	Hangzhou Silan Microelectronics Co. Ltd., Class A	6,000	26,871
	Hangzhou Sunrise Technology Co. Ltd., Class A	10,100	22,063
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	16,900	101,135
	Hangzhou Weiguang Electronic Co. Ltd., Class A	3,900	19,624

		Shares	Value»
CHINA — (Continued)
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	12,700	$37,448
Ω	Hansoh Pharmaceutical Group Co. Ltd.	84,000	385,619
*Ω	Harbin Bank Co. Ltd., Class H	702,000	36,096
	Harbin Boshi Automation Co. Ltd., Class A	13,300	30,201
	Harbin Electric Co. Ltd., Class H	254,000	417,649
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	14,020	25,558
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	58,300	27,865
*	Harbin Pharmaceutical Group Co. Ltd., Class A	50,900	26,204
	HBIS Resources Co. Ltd., Class A	21,000	55,413
#*Ω	HBM Holdings Ltd.	85,000	147,315
	Health & Happiness H&H International Holdings Ltd.	59,000	91,785
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	15,700	37,296
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	3,080	24,680
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	19,500	77,054
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	16,818	26,262
	Hefei Meiya Optoelectronic Technology, Inc., Class A	18,240	52,118
	Hefei Urban Construction Development Co. Ltd., Class A	42,600	74,470

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Heilongjiang Agriculture Co. Ltd., Class A	24,900	$50,564
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	14,400	22,842
	Helens International Holdings Co. Ltd.	127,500	16,423
	Hello Group, Inc., Sponsored ADR	48,779	331,209
	Henan Liliang Diamond Co. Ltd., Class A	9,100	49,162
	Henan Lingrui Pharmaceutical Co., Class A	16,300	51,989
	Henan Mingtai Al Industrial Co. Ltd., Class A	25,800	54,638
	Henan Pinggao Electric Co. Ltd., Class A	28,200	70,005
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	53,200	184,834
	Henan Shuanghui Investment & Development Co. Ltd., Class A	18,900	68,390
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,240	38,872
*	Henan Yicheng New Energy Co. Ltd., Class A	38,000	28,181
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	35,155
*	Henan Yuneng Holdings Co. Ltd., Class A	27,500	23,308
*	Henan Zhongfu Industry Co. Ltd., Class A	112,200	107,331
	Hengan International Group Co. Ltd.	223,000	781,010
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	41,600	123,788

		Shares	Value»
CHINA — (Continued)
	Hengli Petrochemical Co. Ltd., Class A	48,100	$121,402
	Hengtong Logistics Co. Ltd., Class A	9,400	13,100
	Hengtong Optic-electric Co. Ltd., Class A	31,500	99,026
	Hengyi Petrochemical Co. Ltd., Class A	54,250	51,099
	Hesteel Co. Ltd., Class A	207,600	73,248
	Hexing Electrical Co. Ltd., Class A	8,600	40,847
*	HG Semiconductor Ltd.	280,000	17,749
*	Hi Sun Technology China Ltd.	819,000	62,241
	Hisense Home Appliances Group Co. Ltd., Class H	137,000	404,103
	Hisense Visual Technology Co. Ltd., Class A	18,300	63,759
	Hithink RoyalFlush Information Network Co. Ltd., Class A	1,900	96,900
	HLA Group Corp. Ltd., Class A	84,200	73,284
	HMT Xiamen New Technical Materials Co. Ltd., Class A	8,900	62,640
*	HNA Technology Co. Ltd., Class A	65,200	40,202
	Hongfa Technology Co. Ltd., Class A	16,884	72,319
*	Honghua Group Ltd.	457,000	11,219
	Hongli Zhihui Group Co. Ltd., Class A	18,300	19,071
	Hongrun Construction Group Co. Ltd., Class A	36,200	62,270
	Hongta Securities Co. Ltd., Class A	18,450	22,735
*	Hopson Development Holdings Ltd.	413,086	167,573
	Horizon Construction Development Ltd.	139,554	20,099
	Hoshine Silicon Industry Co. Ltd., Class A	3,400	23,704
	Hoymiles Power Electronics, Inc., Class A	1,463	22,023

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Hua Hong Semiconductor Ltd., Class H	224,000	$2,296,042
	Huaan Securities Co. Ltd., Class A	67,020	62,458
	Huabao Flavours & Fragrances Co. Ltd., Class A	10,500	26,552
	Huabao International Holdings Ltd.	172,000	79,714
	Huada Automotive Technology Corp. Ltd., Class A	5,000	30,667
	Huadian Heavy Industries Co. Ltd., Class A	33,400	34,846
	Huadian Power International Corp. Ltd., Class H	364,000	214,577
	Huadong Medicine Co. Ltd., Class A	8,200	47,887
	Huafon Chemical Co. Ltd., Class A	88,800	112,010
	Huafu Fashion Co. Ltd., Class A	75,800	50,949
	Huaibei Mining Holdings Co. Ltd., Class A	50,600	94,454
*	Huaihe Energy Group Co. Ltd., Class A	88,000	46,164
	Hualan Biological Engineering, Inc., Class A	10,669	24,178
	Huaming Power Equipment Co. Ltd., Class A	18,400	67,504
	Huaneng Power International, Inc., Class H	676,000	558,451
	Huangshan Novel Co. Ltd., Class A	15,300	24,641
	Huangshan Tourism Development Co. Ltd., Class A	15,500	24,641
*	Huanxi Media Group Ltd.	310,000	12,742
	Huapont Life Sciences Co. Ltd., Class A	52,000	35,757
#Ω	Huatai Securities Co. Ltd., Class H	284,200	714,503
	Huatu Cendes Co. Ltd., Class A	2,940	27,747

		Shares	Value»
CHINA — (Continued)
	Huaxi Securities Co. Ltd., Class A	37,200	$52,784
	Huaxia Bank Co. Ltd., Class A	75,900	72,658
	Huaxin Cement Co. Ltd. (6655 HK), Class H	102,300	229,710
	Huayu Automotive Systems Co. Ltd., Class A	32,551	93,480
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	17,600	14,927
	Hubei Chutian Smart Communication Co. Ltd., Class A	32,600	18,647
	Hubei Dinglong Co. Ltd., Class A	6,400	31,883
	Hubei Energy Group Co. Ltd., Class A	31,500	20,942
	Hubei Huitian New Materials Co. Ltd., Class A	16,800	29,727
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	22,800	80,305
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	113,635
	Hubei Yihua Chemical Industry Co. Ltd., Class A	26,300	51,314
	Hubei Zhenhua Chemical Co. Ltd., Class A	20,860	70,987
	Huishang Bank Corp. Ltd., Class H	170,400	73,219
#*Ω	Huitongda Network Co. Ltd., Class H	6,200	10,687
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,800	63,398
	Humanwell Healthcare Group Co. Ltd., Class A	27,600	81,974
	Hunan Aihua Group Co. Ltd., Class A	11,300	27,379
*	Hunan Corun New Energy Co. Ltd., Class A	17,000	17,965

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	51,000	$25,886
	Hunan Gold Corp. Ltd., Class A	14,560	44,361
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	15,500	36,109
*	Hunan New Wellful Co. Ltd., Class A	26,000	22,954
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	55,996
	Hunan Valin Steel Co. Ltd., Class A	83,640	67,878
	Hunan Zhongke Electric Co. Ltd., Class A	26,900	97,828
	Hundsun Technologies, Inc., Class A	4,976	22,013
#*	HUTCHMED China Ltd., ADR	2,921	42,880
#*	HUTCHMED China Ltd.	56,000	167,544
	HUYA, Inc., ADR	27,296	75,064
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	102,800	172,717
*	Hymson Laser Technology Group Co. Ltd., Class A	5,109	30,918
*	Hytera Communications Corp. Ltd., Class A	35,200	56,980
*	HyUnion Holding Co. Ltd., Class A	21,900	27,558
*	IAT Automobile Technology Co. Ltd., Class A	16,000	25,737
*Ω	iDreamSky Technology Holdings Ltd.	423,600	45,722
	IEIT Systems Co. Ltd., Class A	3,800	34,809
	Iflytek Co. Ltd., Class A	4,200	32,842
	IKD Co. Ltd., Class A	28,200	89,758
*Ω	IMAX China Holding, Inc.	24,000	24,708
	Imeik Technology Development Co. Ltd., Class A	1,482	33,332

		Shares	Value»
CHINA — (Continued)
*	IMotion Automotive Technology Suzhou Co. Ltd., Class H	21,300	$20,480
	Industrial & Commercial Bank of China Ltd., Class H	4,006,000	3,103,845
	Industrial Bank Co. Ltd., Class A	147,900	420,816
	Industrial Securities Co. Ltd., Class A	56,320	54,510
	Infore Environment Technology Group Co. Ltd., Class A	52,000	50,336
*Ω	Ingdan, Inc.	206,000	74,667
	Ingenic Semiconductor Co. Ltd., Class A	2,500	30,496
*	Inkeverse Group Ltd.	387,000	52,090
*	INKON Life Technology Co. Ltd., Class A	18,300	27,402
	Inmyshow Digital Technology Group Co. Ltd., Class A	58,200	50,861
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	306,400	109,423
	Inner Mongolia Berun Chemical Co. Ltd., Class A	78,600	74,661
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	31,100	110,490
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	39,788	61,885
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	3,600	36,904
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	87,300	63,441
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	37,064
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	16,900	72,499

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	37,900	$146,114
*Ω	InnoCare Pharma Ltd., Class H	72,000	131,989
*Ω	Innovent Biologics, Inc.	37,000	415,051
	Innuovo Technology Co. Ltd., Class A	19,000	28,356
*	Insigma Technology Co. Ltd., Class A	21,100	31,697
	Inspur Digital Enterprise Technology Ltd.	132,000	133,558
	Intco Medical Technology Co. Ltd., Class A	13,300	73,918
	Intron Technology Holdings Ltd.	53,000	14,114
#*	iQIYI, Inc., ADR	153,605	354,828
	iRay Group, Class A	2,066	31,534
	IReader Technology Co. Ltd., Class A	7,700	22,497
*	IRICO Display Devices Co. Ltd., Class A	60,400	49,768
*	IVD Medical Holding Ltd.	19,000	17,092
*	J&T Global Express Ltd.	613,200	786,812
*	JA Solar Technology Co. Ltd., Class A	23,760	47,013
	Jade Bird Fire Co. Ltd., Class A	30,084	47,348
	Jafron Biomedical Co. Ltd., Class A	6,400	18,337
	Jangho Group Co. Ltd., Class A	34,800	37,920
	Jason Furniture Hangzhou Co. Ltd., Class A	17,100	74,053
	JCET Group Co. Ltd., Class A	16,300	91,752
	JCHX Mining Management Co. Ltd., Class A	6,900	63,418
*Ω	JD Health International, Inc.	157,350	1,228,265
*Ω	JD Logistics, Inc.	650,900	1,061,099
	JD.com, Inc. (9618 HK), Class A	381,807	6,303,624
	Jia Yao Holdings Ltd.	20,000	7,470

		Shares	Value»
CHINA — (Continued)
	Jiajiayue Group Co. Ltd., Class A	26,300	$39,760
	Jiang Su Suyan Jingshen Co. Ltd., Class A	29,900	45,219
	Jiangling Motors Corp. Ltd., Class A	9,800	27,668
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	32,000	29,960
	Jiangsu Azure Corp., Class A	20,400	55,089
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	9,250	46,099
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	102,300	52,744
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	8,000	19,269
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	79,618	78,944
*	Jiangsu Dagang Co. Ltd., Class A	10,800	25,830
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	29,060	52,280
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	6,600	8,581
	Jiangsu Expressway Co. Ltd., Class H	202,000	245,852
	Jiangsu Financial Leasing Co. Ltd., Class A	143,900	123,431
*	Jiangsu General Science Technology Co. Ltd., Class A	48,800	30,456
	Jiangsu Gian Technology Co. Ltd., Class A	5,500	37,080
	Jiangsu Guomao Reducer Co. Ltd., Class A	15,220	34,954

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	$62,891
	Jiangsu Guoxin Corp. Ltd., Class A	22,900	26,494
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	4,200	50,458
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,717	77,215
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,533	76,872
	Jiangsu Hongdou Industrial Co. Ltd., Class A	74,100	27,045
	Jiangsu Hongtian Technology Co. Ltd., Class A	5,700	42,016
	Jiangsu Huachang Chemical Co. Ltd., Class A	17,700	15,572
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	72,583	48,483
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	7,400	30,005
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	29,850
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	7,987	43,575
	Jiangsu Leili Motor Co. Ltd., Class A	9,520	73,358
	Jiangsu Lianyungang Port Co. Ltd., Class A	19,500	15,749
	Jiangsu Lihua Foods Group Co. Ltd.	22,875	67,335
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	37,034
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	13,900	34,876

		Shares	Value»
CHINA — (Continued)
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	9,840	$54,690
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	65,488
	Jiangsu Pacific Quartz Co. Ltd., Class A	8,850	51,330
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	34,800	49,300
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	30,300	39,619
	Jiangsu Shagang Co. Ltd., Class A	28,700	23,329
	Jiangsu Shemar Electric Co. Ltd., Class A	7,300	39,776
	Jiangsu Shentong Valve Co. Ltd., Class A	12,900	25,235
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	12,600	47,883
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	4,480	17,025
	Jiangsu Soho High Hope Group Corp., Class A	59,400	23,718
*	Jiangsu Sopo Chemical Co., Class A	19,000	19,357
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	40,040	29,159
	Jiangsu ToLand Alloy Co. Ltd., Class A	7,760	29,884
	Jiangsu Tongrun Equipment Technology Co. Ltd., Class A	11,200	31,728

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	7,600	$82,618
	Jiangsu Yanghe Distillery Co. Ltd., Class A	5,400	53,745
	Jiangsu Yangnong Chemical Co. Ltd., Class A	5,690	51,985
	Jiangsu Yoke Technology Co. Ltd., Class A	2,400	26,067
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,900	55,199
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	85,720	53,469
	Jiangsu Zhongtian Technology Co. Ltd., Class A	20,900	49,768
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	118,800	47,234
	Jiangxi Bank Co. Ltd., Class H	33,500	2,974
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	13,200	18,503
	Jiangxi Copper Co. Ltd., Class H	345,000	1,439,492
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	12,700	18,603
	Jiangxi Ganneng Co. Ltd., Class A	19,600	29,532
	Jiangxi Ganyue Expressway Co. Ltd., Class A	52,900	39,778
	Jiangxi Guotai Group Co. Ltd., Class A	15,500	28,229
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	13,500	24,129
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	7,200	32,176

		Shares	Value»
CHINA — (Continued)
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	13,700	$19,250
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	8,600	19,709
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	5,800	15,160
	Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	50,792
	Jianmin Pharmaceutical Group Co. Ltd., Class A	3,400	18,840
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	52,680
	Jiayin Group, Inc., ADR	750	7,088
	Jiayou International Logistics Co. Ltd., Class A	25,200	49,747
*	Jihua Group Corp. Ltd., Class A	82,900	42,078
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	14,400	43,473
*	Jilin Chemical Fibre, Class A	45,300	26,001
	Jilin Electric Power Co. Ltd., Class A	44,000	36,248
	Jilin OLED Material Tech Co. Ltd., Class A	7,018	28,610
#*††	Jinchuan Group International Resources Co. Ltd.	653,000	20,168
	Jinduicheng Molybdenum Co. Ltd., Class A	77,100	162,857
	Jinghua Pharmaceutical Group Co. Ltd., Class A	20,700	21,821
	Jingjin Equipment, Inc., Class A	15,800	33,875

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jinhong Gas Co. Ltd., Class A	6,719	$19,151
	Jinhui Liquor Co. Ltd., Class A	8,000	22,363
*	Jinke Smart Services Group Co. Ltd., Class H	62,200	54,991
#	JinkoSolar Holding Co. Ltd., ADR	12,176	305,739
	Jinlei Technology Co. Ltd., Class A	8,500	35,017
	Jinlongyu Group Co. Ltd., Class A	11,300	49,153
	Jinmao Property Services Co. Ltd.	59,120	21,263
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	87,521
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	33,900	14,106
	Jinneng Science&Technology Co. Ltd., Class A	32,000	28,236
#*Ω	Jinxin Fertility Group Ltd.	858,000	271,408
	Jinyu Bio-Technology Co. Ltd., Class A	24,900	37,744
	JiuGui Liquor Co. Ltd., Class A	3,900	34,870
Ω	Jiumaojiu International Holdings Ltd.	313,000	71,286
	Jizhong Energy Resources Co. Ltd., Class A	110,900	95,569
#	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	16,000	47,187
	JNBY Design Ltd.	88,500	205,280
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	40,200	68,722
	Joinn Laboratories China Co. Ltd., Class A	14,624	75,914
Ω	Joinn Laboratories China Co. Ltd., Class H	10,200	28,169

		Shares	Value»
CHINA — (Continued)
	Jointo Energy Investment Co. Ltd. Hebei, Class A	23,500	$30,126
	Jointown Pharmaceutical Group Co. Ltd., Class A	46,480	33,319
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,200	24,102
	Jones Tech PLC, Class A	7,400	47,964
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,900	38,167
*	Joy City Property Ltd.	1,532,000	116,332
	JS Corrugating Machinery Co. Ltd., Class A	14,500	25,496
*Ω	JS Global Lifestyle Co. Ltd.	285,000	65,303
	JSTI Group, Class A	30,744	36,393
*	Ju Teng International Holdings Ltd.	328,000	76,398
	Juneyao Airlines Co. Ltd., Class A	23,700	43,173
*Ω	JW Cayman Therapeutics Co. Ltd.	105,500	47,354
	Kailuan Energy Chemical Co. Ltd., Class A	35,000	32,125
	Kaishan Group Co. Ltd., Class A	28,700	64,697
	Kangji Medical Holdings Ltd.	125,000	144,758
*	KBC Corp. Ltd., Class A	2,693	11,931
	Keboda Technology Co. Ltd., Class A	4,500	49,068
	Keda Industrial Group Co. Ltd., Class A	43,500	80,149
	KEDE Numerical Control Co. Ltd., Class A	3,006	27,027
	Kehua Data Co. Ltd., Class A	5,700	43,800
	Keshun Waterproof Technologies Co. Ltd., Class A	47,500	33,384

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kidswant Children Products Co. Ltd., Class A	34,500	$52,274
#	Kinetic Development Group Ltd.	826,000	155,238
	Kingboard Holdings Ltd.	269,500	965,573
	Kingboard Laminates Holdings Ltd.	322,000	539,097
	KingClean Electric Co. Ltd., Class A	9,180	33,062
	Kingfa Sci & Tech Co. Ltd., Class A	15,000	42,649
	Kingnet Network Co. Ltd., Class A	25,800	86,362
	Kingsoft Corp. Ltd.	182,000	793,362
	Konfoong Materials International Co. Ltd., Class A	3,000	39,632
	KPC Pharmaceuticals, Inc., Class A	12,100	23,147
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	15,700	48,928
Ω	Kuaishou Technology	525,800	4,881,703
	Kuangda Technology Group Co. Ltd., Class A	43,400	37,830
	Kunlun Energy Co. Ltd.	1,426,000	1,310,759
	Kunshan Huguang Auto Harness Co. Ltd., Class A	7,100	31,910
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	7,920	68,238
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	11,200	29,621
	Kweichow Moutai Co. Ltd., Class A	6,038	1,214,536
	Lakala Payment Co. Ltd., Class A	13,300	44,986
	Lancy Co. Ltd., Class A	9,300	25,738
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	35,900	43,952
	Lao Feng Xiang Co. Ltd., Class A	6,800	46,081
	Laobaixing Pharmacy Chain JSC, Class A	23,663	55,205

		Shares	Value»
CHINA — (Continued)
	Launch Tech Co. Ltd., Class H	40,500	$45,812
	LB Group Co. Ltd., Class A	36,700	95,024
	LC Logistics, Inc.	15,000	12,068
	Lee & Man Chemical Co. Ltd.	62,000	37,599
#	Lee & Man Paper Manufacturing Ltd.	398,000	140,675
	Lee’s Pharmaceutical Holdings Ltd.	149,500	36,733
*Ω	Legend Holdings Corp., Class H	177,600	229,557
	Lenovo Group Ltd.	2,596,000	3,787,170
	Lens Technology Co. Ltd., Class A	60,400	249,669
	Leoch International Technology Ltd.	62,000	11,410
	Lepu Medical Technology Beijing Co. Ltd., Class A	14,800	37,706
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	9,200	23,740
	Levima Advanced Materials Corp., Class A	15,700	44,144
	LexinFintech Holdings Ltd., ADR	38,480	185,474
	Leyard Optoelectronic Co. Ltd., Class A	43,500	42,047
*	Li Auto, Inc. (2015 HK), Class A	117,200	1,216,193
#*	Li Auto, Inc. (LI US), ADR	857	17,868
	Li Ning Co. Ltd.	764,500	1,662,188
	Lianhe Chemical Technology Co. Ltd., Class A	30,100	50,057
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	9,800	12,038
	Liaoning Cheng Da Co. Ltd., Class A	34,800	62,381
	Liaoning Port Co. Ltd., Class H	134,000	15,684
	Lier Chemical Co. Ltd., Class A	27,380	48,830
*	Lifetech Scientific Corp.	552,000	142,915

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lijiang Yulong Tourism Co. Ltd., Class A	18,100	$22,190
	Lingbao Gold Group Co. Ltd., Class H	140,000	293,064
	Lingyi iTech Guangdong Co., Class A	42,100	92,454
Ω	Linklogis, Inc., Class B	315,000	129,511
*	Liuzhou Iron & Steel Co. Ltd., Class A	44,400	33,721
	Livzon Pharmaceutical Group, Inc., Class H	50,471	202,983
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	11,700	40,200
#	LK Technology Holdings Ltd.	142,250	67,510
	Loncin Motor Co. Ltd., Class A	22,197	42,494
#Ω	Longfor Group Holdings Ltd.	716,783	885,394
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	12,304
*	LONGi Green Energy Technology Co. Ltd., Class A	33,744	100,102
	Longshine Technology Group Co. Ltd., Class A	7,600	19,107
	Lonking Holdings Ltd.	809,000	322,475
*	Lotus Holdings Co. Ltd.	47,900	38,595
	Lucky Harvest Co. Ltd., Class A	7,410	41,992
	Luenmei Quantum Co. Ltd., Class A	47,808	59,174
	Luoniushan Co. Ltd., Class A	26,700	27,542
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	14,300	106,151
	Lushang Freda Pharmaceutical Co. Ltd., Class A	22,600	24,725
	Luxi Chemical Group Co. Ltd., Class A	47,000	89,061
	Luxin Venture Capital Group Co. Ltd., Class A	12,200	25,085

		Shares	Value»
CHINA — (Continued)
	Luxshare Precision Industry Co. Ltd., Class A	37,949	$336,208
	Luyang Energy-Saving Materials Co. Ltd.	21,000	35,018
*Ω	Luye Pharma Group Ltd.	678,500	274,893
	Luzhou Laojiao Co. Ltd., Class A	9,000	170,153
	Lygend Resources & Technology Co. Ltd.-H, Class H	15,800	48,302
*	Maanshan Iron & Steel Co. Ltd., Class H	452,000	148,378
	Maccura Biotechnology Co. Ltd., Class A	16,300	26,805
*	Malion New Materials Co. Ltd., Class A	19,800	30,689
	Mango Excellent Media Co. Ltd., Class A	20,602	85,334
#Ω	Maoyan Entertainment	155,118	132,666
	Maxscend Microelectronics Co. Ltd., Class A	1,700	17,838
	Maxvision Technology Corp., Class A	6,800	28,207
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	25,385
Ω	Medlive Technology Co. Ltd.	50,500	68,463
	Mehow Innovative Ltd., Class A	7,000	23,097
	Meihua Holdings Group Co. Ltd., Class A	65,600	102,992
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	76,900	60,804
Ω	Meitu, Inc.	301,500	334,844
*Ω	Meituan, Class B	623,420	8,205,923
	Mesnac Co. Ltd., Class A	30,300	36,759
	Metallurgical Corp. of China Ltd., Class H	785,000	239,210
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,200	24,717

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Microport Cardioflow Medtech Corp.	238,000	$36,571
#	MicroPort NeuroScientific Corp.	56,428	85,725
#*	Microport Scientific Corp.	153,200	239,088
	Micro-Tech Nanjing Co. Ltd., Class A	2,291	26,675
	Midea Group Co. Ltd., Class A	27,500	295,402
Ω	Midea Real Estate Holding Ltd.	92,800	56,975
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	5,800	48,483
	Ming Yang Smart Energy Group Ltd., Class A	21,700	46,190
#	Ming Yuan Cloud Group Holdings Ltd.	310,000	131,667
*	Mingfa Group International Co. Ltd.	299,000	4,690
	MINISO Group Holding Ltd.	149,200	797,725
	Minmetals Capital Co. Ltd., Class A	38,000	31,635
*	Minmetals Development Co. Ltd., Class A	25,100	32,273
	Minth Group Ltd.	242,000	1,073,831
	MLS Co. Ltd., Class A	42,600	52,216
*	MMG Ltd.	1,775,200	1,575,405
*Ω	Mobvista, Inc.	213,000	488,862
	Montage Technology Co. Ltd., Class A	2,343	44,908
	Moon Environment Technology Co. Ltd., Class A	30,420	60,769
#	Morimatsu International Holdings Co. Ltd.	99,000	126,744
	Motic Xiamen Electric Group Co. Ltd., Class A	9,400	23,226
*	Mount Everest Gold Group Co. Ltd.	12,000	2,839
	Muyuan Foods Co. Ltd., Class A	14,967	105,922

		Shares	Value»
CHINA — (Continued)
	MYS Group Co. Ltd., Class A	22,300	$13,551
	Nancal Technology Co. Ltd., Class A	3,800	25,004
	Nanjing Cosmos Chemical Co. Ltd., Class A	12,180	23,539
	Nanjing Hanrui Cobalt Co. Ltd., Class A	7,300	50,960
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	87,988
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	13,100	18,501
	Nanjing Pharmaceutical Co. Ltd., Class A	38,500	27,378
	Nanjing Securities Co. Ltd., Class A	25,800	30,723
*	Nanjing Tanker Corp., Class A	126,900	58,287
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	32,279
	Nantong Jianghai Capacitor Co. Ltd., Class A	18,900	75,864
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	9,000	30,257
	NARI Technology Co. Ltd., Class A	46,532	158,550
	NAURA Technology Group Co. Ltd., Class A	1,755	100,411
*	NavInfo Co. Ltd., Class A	31,400	39,717
*	Nayuki Holdings Ltd.	161,500	24,321
	NBTM New Materials Group Co. Ltd., Class A	12,900	54,538
	NetDragon Websoft Holdings Ltd.	84,000	131,226
*Ω	NetEase Cloud Music, Inc.	9,250	287,223
	NetEase, Inc. (NTES US), ADR	41,035	5,749,004
	Neusoft Corp., Class A	18,600	27,513
	Neutech Group Ltd.	32,000	10,495

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	New China Life Insurance Co. Ltd., Class H	322,000	$2,034,914
	New Guomai Digital Culture Co. Ltd., Class A	13,200	25,854
	New Hope Dairy Co. Ltd., Class A	8,800	21,524
	New Hope Liuhe Co. Ltd., Class A	13,100	17,919
*	New Journey Health Technology Group Co. Ltd., Class A	59,000	18,569
	New Trend International Logis-Tech Co. Ltd., Class A	12,200	21,758
	Neway Valve Suzhou Co. Ltd., Class A	16,500	121,765
*	Newborn Town, Inc.	138,000	187,604
	Newland Digital Technology Co. Ltd., Class A	17,900	69,323
	Nexteer Automotive Group Ltd.	302,000	261,789
*	Nine Dragons Paper Holdings Ltd.	507,000	363,154
	Ningbo Boway Alloy Material Co. Ltd., Class A	20,600	63,306
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	12,700	33,650
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	12,700	36,964
	Ningbo Huaxiang Electronic Co. Ltd., Class A	21,900	102,107
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	28,300	55,261
	Ningbo Jintian Copper Group Co. Ltd., Class A	37,300	60,653
	Ningbo Joyson Electronic Corp., Class A	27,600	123,732
	Ningbo Orient Wires & Cables Co. Ltd., Class A	11,200	98,684

		Shares	Value»
CHINA — (Continued)
	Ningbo Peacebird Fashion Co. Ltd., Class A	11,900	$23,954
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	13,117	51,485
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	8,700	27,399
*	Ningbo Shanshan Co. Ltd., Class A	42,500	82,133
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	9,000	23,242
	Ningbo Tuopu Group Co. Ltd., Class A	10,140	105,781
	Ningbo Xusheng Group Co. Ltd., Class A	20,388	43,159
	Ningbo Yongxin Optics Co. Ltd., Class A	1,100	15,844
	Ningbo Yunsheng Co. Ltd., Class A	34,900	70,001
	Ningbo Zhoushan Port Co. Ltd., Class A	42,100	22,232
	Ningxia Baofeng Energy Group Co. Ltd., Class A	49,600	128,628
	Ningxia Building Materials Group Co. Ltd., Class A	10,300	19,459
	Ningxia Western Venture Industrial Co. Ltd., Class A	34,700	25,153
*	NIO, Inc., Class A	127,740	923,627
#*	Niu Technologies, Sponsored ADR	5,614	23,579
	NKY Medical Holdings Ltd., Class A	10,200	23,788
	Noah Holdings Ltd., Sponsored ADR	14,753	166,561
Ω	Nongfu Spring Co. Ltd., Class H	258,400	1,717,727
	Norinco International Cooperation Ltd., Class A	25,280	39,729
	North China Pharmaceutical Co. Ltd., Class A	51,500	43,454
	North Copper Co. Ltd., Class A	34,500	76,259

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	$33,859
*	North Industries Group Red Arrow Co. Ltd., Class A	6,900	17,826
	Northeast Pharmaceutical Group Co. Ltd., Class A	65,374	50,982
	Northeast Securities Co. Ltd., Class A	36,500	46,612
	Northking Information Technology Co. Ltd., Class A	16,133	48,352
#*	NovaBridge Biosciences, Sponsored ADR	14,442	71,488
	Novoray Corp., Class A	4,244	37,945
*	NSFOCUS Technologies Group Co. Ltd., Class A	16,100	18,763
*	Nuode New Materials Co. Ltd., Class A	36,100	35,937
	NYOCOR Co. Ltd., Class A	31,100	24,393
*Ω	Ocumension Therapeutics	68,000	72,859
*	Offcn Education Technology Co. Ltd., Class A	121,700	46,536
	Offshore Oil Engineering Co. Ltd., Class A	83,400	63,864
*	OFILM Group Co. Ltd., Class A	25,500	44,241
	Olympic Circuit Technology Co. Ltd., Class A	6,400	37,445
	OmniVision Integrated Circuits Group, Inc.	3,000	55,119
	Onewo, Inc., Class H	63,100	181,289
	Oppein Home Group, Inc., Class A	8,400	63,179
	Opple Lighting Co. Ltd., Class A	10,400	25,432
	ORG Technology Co. Ltd., Class A	22,184	18,773
	Orient International Enterprise Ltd., Class A	27,900	32,793

		Shares	Value»
CHINA — (Continued)
	Orient Overseas International Ltd.	43,000	$744,155
Ω	Orient Securities Co. Ltd., Class H	206,800	192,693
*	Oriental Energy Co. Ltd., Class A	38,900	44,975
	Oriental Pearl Group Co. Ltd., Class A	31,900	43,549
	Ovctek China, Inc., Class A	18,180	42,587
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	18,460	40,872
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	91,500	38,865
*	PCI Technology Group Co. Ltd., Class A	27,340	26,384
*	PDD Holdings, Inc., ADR	40,382	5,446,320
*Ω	Peijia Medical Ltd.	89,000	68,899
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	0
*	Pengxin International Mining Co. Ltd., Class A	42,800	49,283
	People.cn Co. Ltd., Class A	6,800	19,308
	People’s Insurance Co. Group of China Ltd., Class H	1,670,000	1,499,843
*	Perennial Energy Holdings Ltd.	205,000	26,626
	PetroChina Co. Ltd., Class H	3,454,000	3,570,463
	PharmaBlock Sciences Nanjing, Inc., Class A	6,200	37,234
#Ω	Pharmaron Beijing Co. Ltd., Class H	75,375	251,668
	PhiChem Corp., Class A	7,100	23,408
	PICC Property & Casualty Co. Ltd., Class H	912,000	2,154,622
	Ping An Bank Co. Ltd., Class A	138,100	219,756
#Ω	Ping An Healthcare & Technology Co. Ltd.	412,818	730,330

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ping An Insurance Group Co. of China Ltd., Class H	774,500	$5,595,245
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	84,239
	PNC Process Systems Co. Ltd., Class A	9,640	42,110
	POCO Holding Co. Ltd., Class A	4,400	48,348
*	Polaris Bay Group Co. Ltd., Class A	43,000	44,494
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	32,759
#	Poly Property Group Co. Ltd.	734,189	174,657
	Poly Property Services Co. Ltd., Class H	47,600	205,346
*	Pony Testing International Group Co. Ltd., Class A	8,800	10,250
Ω	Pop Mart International Group Ltd.	102,800	2,924,159
*	Porton Pharma Solutions Ltd., Class A	8,800	32,952
Ω	Postal Savings Bank of China Co. Ltd., Class H	954,000	672,198
	Pou Sheng International Holdings Ltd.	768,000	46,931
	Power Construction Corp. of China Ltd., Class A	119,400	94,654
*	Powerwin Tech Group Ltd.	36,000	5,146
	Prinx Chengshan Holdings Ltd.	56,500	51,623
*	Productive Technologies Co. Ltd.	818,000	21,817
	PW Medtech Group Ltd.	171,000	33,022
	Pylon Technologies Co. Ltd., Class A	7,722	72,006
	Q Technology Group Co. Ltd.	123,000	221,191
	Qfin Holdings, Inc., ADR	48,609	1,173,907

		Shares	Value»
CHINA — (Continued)
*	Qi An Xin Technology Group, Inc., Class A	8,255	$45,304
	Qianhe Condiment & Food Co. Ltd., Class A	19,879	25,907
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	21,100	40,710
	Qingdao Citymedia Co. Ltd., Class A	21,600	20,615
	Qingdao East Steel Tower Stock Co. Ltd., Class A	49,100	121,862
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	18,579
	Qingdao Gaoce Technology Co. Ltd., Class A	19,472	31,328
	Qingdao Gon Technology Co. Ltd., Class A	8,700	62,706
	Qingdao Haier Biomedical Co. Ltd., Class A	7,763	37,988
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	28,116
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,540	26,774
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	4,000	86,670
Ω	Qingdao Port International Co. Ltd., Class H	302,000	276,073
	Qingdao Rural Commercial Bank Corp., Class A	127,700	57,814
	Qingdao Sentury Tire Co. Ltd., Class A	28,620	78,193
	Qingdao TGOOD Electric Co. Ltd., Class A	11,600	47,329

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	15,500	$20,890
*	Qinghai Salt Lake Industry Co. Ltd., Class A	29,300	102,068
*	Qingling Motors Co. Ltd., Class H	96,000	9,125
	Qinhuangdao Port Co. Ltd., Class H	257,000	96,246
*	Qudian, Inc., Sponsored ADR	61,155	292,321
	Queclink Wireless Solutions Co. Ltd., Class A	14,300	24,325
	Quectel Wireless Solutions Co. Ltd., Class A	5,040	67,102
	Quick Intelligent Equipment Co. Ltd., Class A	6,600	30,212
#*	Radiance Holdings Group Co. Ltd.	136,000	41,207
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	24,141
	Range Intelligent Computing Technology Group Co. Ltd., Class A	7,600	53,942
	Rayhoo Motor Dies Co. Ltd., Class A	5,800	31,539
*Ω	Red Star Macalline Group Corp. Ltd., Class H	176,268	28,809
	Renhe Pharmacy Co. Ltd., Class A	37,500	32,737
	Rianlon Corp., Class A	9,300	52,359
	Richinfo Technology Co. Ltd., Class A	2,800	10,546
*	Risen Energy Co. Ltd., Class A	29,600	44,778
	Riyue Heavy Industry Co. Ltd., Class A	16,500	33,717
	Rizhao Port Co. Ltd., Class A	88,600	39,607
	Rockchip Electronics Co. Ltd., Class A	1,900	48,472

		Shares	Value»
CHINA — (Continued)
*	RongFa Nuclear Equipment Co. Ltd., Class A	26,400	$29,330
	Rongsheng Petrochemical Co. Ltd., Class A	64,050	91,751
*	Roshow Technology Co. Ltd., Class A	36,600	45,664
	Ruida Futures Co. Ltd., Class A	9,100	30,221
	Runjian Co. Ltd., Class A	11,000	68,035
*	Sai Micro Electronics, Inc., Class A	10,600	36,478
	SAIC Motor Corp. Ltd., Class A	38,465	89,996
	Sailun Group Co. Ltd., Class A	24,800	53,499
	Sanan Optoelectronics Co. Ltd., Class A	13,000	25,367
	Sangfor Technologies, Inc., Class A	900	16,583
	Sanjiang Shopping Club Co. Ltd., Class A	13,400	26,087
	Sanquan Food Co. Ltd., Class A	22,960	36,031
*	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	45,024
	Sansure Biotech, Inc., Class A	14,206	44,001
*	Sanwei Holding Group Co. Ltd., Class A	15,469	25,202
#	Sany Heavy Equipment International Holdings Co. Ltd.	455,000	429,539
	Sany Heavy Industry Co. Ltd., Class A	33,700	104,870
	Satellite Chemical Co. Ltd., Class A	67,527	170,070
	SDIC Capital Co. Ltd., Class A	45,800	50,488
	SDIC Power Holdings Co. Ltd., Class A	35,400	71,427
	Sealand Securities Co. Ltd., Class A	69,219	44,464
*	Seazen Group Ltd.	832,761	234,615
*	Seazen Holdings Co. Ltd., Class A	19,500	38,930
*††	S-Enjoy Service Group Co. Ltd.	103,000	13,918

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Seres Group Co. Ltd., Class A	5,400	$117,924
	SF Holding Co. Ltd., Class A	48,300	273,796
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	34,670	19,202
	Shaanxi Coal Industry Co. Ltd., Class A	67,300	214,748
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	99,600	53,049
*	Shaanxi Heimao Coking Co. Ltd., Class A	42,000	25,086
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	134,550	151,339
*	Shandong BoAn Biotechnology Co. Ltd., Class H	18,800	25,367
	Shandong Bohui Paper Industrial Co. Ltd., Class A	35,500	24,910
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	8,100	19,737
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	28,566
	Shandong Denghai Seeds Co. Ltd., Class A	13,700	18,130
	Shandong Dongyue Silicone Material Co. Ltd., Class A	27,500	35,894
Ω	Shandong Gold Mining Co. Ltd., Class H	161,500	677,028
*	Shandong Haihua Co. Ltd., Class A	23,000	18,007
	Shandong Head Group Co. Ltd., Class A	6,900	12,637
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	10,600	99,726
	Shandong Hi-speed Co. Ltd., Class A	12,100	15,870

	Shares	Value»
CHINA — (Continued)
Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	58,400	$50,166
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	122,416
Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	48,700	25,467
Shandong Humon Smelting Co. Ltd., Class A	22,300	41,388
Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	17,000	41,738
Shandong Jinjing Science & Technology Co. Ltd., Class A	48,400	35,717
Shandong Linglong Tyre Co. Ltd., Class A	27,495	59,463
Shandong Lukang Pharma, Class A	17,700	24,936
Shandong Pharmaceutical Glass Co. Ltd., Class A	16,900	49,674
Shandong Publishing & Media Co. Ltd., Class A	29,800	35,013
Shandong Sun Paper Industry JSC Ltd., Class A	42,700	85,363
Shandong Weifang Rainbow Chemical Co. Ltd., Class A	5,400	56,208
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	764,400	535,071
Shandong WIT Dyne Health Co. Ltd., Class A	4,300	20,645
Shandong Xiantan Co. Ltd., Class A	21,200	18,773

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	92,200	$82,541
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	24,800	31,338
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	28,900	33,517
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	651	1,445
*	Shanghai AJ Group Co. Ltd., Class A	48,900	38,644
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	3,092	46,743
	Shanghai AtHub Co. Ltd., Class A	15,139	70,758
	Shanghai Bailian Group Co. Ltd., Class A	42,400	53,825
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	7,100	25,133
	Shanghai Baolong Automotive Corp., Class A	5,500	29,137
	Shanghai Baosight Software Co. Ltd., Class A	7,404	23,936
	Shanghai Baosteel Packaging Co. Ltd., Class A	53,700	41,716
*Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	28,300	30,374
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,660	31,948
	Shanghai Bright Meat Group Co. Ltd., Class A	21,800	20,861
	Shanghai Chicmax Cosmetic Co. Ltd., Class H	5,000	55,140

		Shares	Value»
CHINA — (Continued)
	Shanghai Chinafortune Co. Ltd., Class A	20,100	$47,184
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	19,400	29,792
	Shanghai Construction Group Co. Ltd., Class A	167,228	66,275
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	32,117	34,456
	Shanghai Datun Energy Resources Co. Ltd., Class A	25,600	49,687
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	567
*	Shanghai Electric Group Co. Ltd., Class H	396,000	230,901
	Shanghai Electric Power Co. Ltd., Class A	34,100	142,306
	Shanghai Environment Group Co. Ltd., Class A	34,800	40,610
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,600	17,254
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	80,000	245,046
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	34,000	14,292
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	3,200	21,242
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	5,712	21,873
	Shanghai Gench Education Group Ltd.	35,000	12,061
	Shanghai Gentech Co. Ltd., Class A	4,575	21,124

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	17,000	$58,467
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	10,640	37,370
	Shanghai Huace Navigation Technology Ltd., Class A	7,840	35,341
	Shanghai Huafon Aluminium Corp., Class A	17,300	42,728
	Shanghai Huayi Group Co. Ltd., Class A	47,600	53,205
	Shanghai Industrial Holdings Ltd.	136,000	238,735
*	Shanghai Industrial Urban Development Group Ltd.	569,600	24,923
#*	Shanghai INT Medical Instruments Co. Ltd., Class H	18,200	73,227
	Shanghai International Airport Co. Ltd., Class A	4,100	18,609
	Shanghai Jahwa United Co. Ltd., Class A	11,300	39,835
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	18,300	57,902
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	16,874
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	23,200	20,122
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	6,400	17,633
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	24,735
	Shanghai Lingang Holdings Corp. Ltd., Class A	32,000	50,816

		Shares	Value»
CHINA — (Continued)
	Shanghai M&G Stationery, Inc., Class A	7,700	$30,301
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	75,822
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,791	25,639
*	Shanghai Milkground Food Tech Co. Ltd., Class A	11,600	41,719
	Shanghai Moons’ Electric Co. Ltd., Class A	2,400	24,760
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	215,000	323,715
	Shanghai Pioneer Holding Ltd.	237,000	63,672
	Shanghai Pret Composites Co. Ltd., Class A	26,600	50,321
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	24,386
	Shanghai Pudong Development Bank Co. Ltd., Class A	132,034	213,471
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	23,977	98,516
	Shanghai QiFan Cable Co. Ltd., Class A	12,300	32,428
	Shanghai RAAS Blood Products Co. Ltd., Class A	48,000	45,489
	Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	28,641
	Shanghai Rural Commercial Bank Co. Ltd., Class A	43,700	52,410
	Shanghai Shibei Hi-Tech Co. Ltd., Class A	22,600	19,628
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	42,600	62,386

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
CHINA — (Continued)
Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	4,800	$38,376
Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	36,132
Shanghai Tunnel Engineering Co. Ltd., Class A	43,900	40,745
Shanghai Vital Microtech Co. Ltd.	14,160	36,969
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	29,517
Shanghai Yaoji Technology Co. Ltd., Class A	9,800	35,745
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	33,570	26,235
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	8,300	52,005
Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	62,700	41,692
Shanghai Zhonggu Logistics Co. Ltd., Class A	51,000	79,296
Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	31,863
Shanjin International Gold Co. Ltd., Class A	22,360	68,348
Shannon Semiconductor Technology Co. Ltd., Class A	4,900	91,152
Shantui Construction Machinery Co. Ltd., Class A	33,200	54,010
Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	30,647

		Shares	Value»
CHINA — (Continued)
	Shanxi Coal International Energy Group Co. Ltd., Class A	41,500	$64,405
	Shanxi Coking Co. Ltd., Class A	78,560	47,156
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	109,400	112,589
	Shanxi Hi-speed Group Co. Ltd., Class A	37,900	27,614
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	42,510	40,218
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	47,300	98,398
*	Shanxi Meijin Energy Co. Ltd., Class A	72,600	53,480
	Shanxi Securities Co. Ltd., Class A	36,060	32,454
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	52,400	31,011
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,040	135,038
	Sharetronic Data Technology Co. Ltd., Class A	4,200	95,783
	Shede Spirits Co. Ltd., Class A	4,000	34,896
	Shenergy Co. Ltd., Class A	31,800	36,791
	Shengda Resources Co. Ltd., Class A	12,200	40,305
	Shenghe Resources Holding Co. Ltd., Class A	9,800	32,006
	Shengyi Technology Co. Ltd., Class A	10,200	91,968
	Shenma Industry Co. Ltd., Class A	20,400	28,489
	Shennan Circuits Co. Ltd., Class A	4,920	148,107
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	328,000	144,322

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shenyang Jinbei Automotive Co. Ltd., Class A	24,900	$16,295
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	4,508	50,781
	Shenzhen Agricultural Power Group Co. Ltd., Class A	41,200	49,489
	Shenzhen Airport Co. Ltd., Class A	46,800	47,517
	Shenzhen Aisidi Co. Ltd., Class A	36,600	63,810
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	14,800	23,178
	Shenzhen BSC Technology Co. Ltd., Class A	4,900	25,232
	Shenzhen Capchem Technology Co. Ltd., Class A	5,760	42,981
	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	18,359
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	20,715
	Shenzhen Click Technology Co. Ltd., Class A	12,000	31,769
	Shenzhen Colibri Technologies Co. Ltd., Class A	7,300	22,860
	Shenzhen Comix Group Co. Ltd., Class A	13,300	12,033
	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	16,512
	Shenzhen Desay Battery Technology Co., Class A	12,727	50,275
	Shenzhen Energy Group Co. Ltd., Class A	33,500	33,108
	Shenzhen Envicool Technology Co. Ltd., Class A	7,424	73,151

		Shares	Value»
CHINA — (Continued)
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	20,580	$109,969
	Shenzhen Expressway Corp. Ltd., Class H	178,000	166,431
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	17,800	53,452
	Shenzhen FRD Science & Technology Co. Ltd., Class A	8,400	37,137
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	13,900	14,072
	Shenzhen Gas Corp. Ltd., Class A	58,300	55,070
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	41,460
	Shenzhen Goodix Technology Co. Ltd., Class A	2,700	31,206
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	69,000	47,720
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,900	50,471
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	71,410
#	Shenzhen International Holdings Ltd.	444,334	460,591
#*	Shenzhen Investment Ltd.	915,262	98,924
	Shenzhen Invt Electric Co. Ltd., Class A	26,700	33,806
*	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	22,522
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	24,937
	Shenzhen Kaifa Technology Co. Ltd., Class A	16,300	62,567

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	14,900	$36,032
	Shenzhen Kedali Industry Co. Ltd., Class A	4,600	116,501
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	13,000	30,036
	Shenzhen Kinwong Electronic Co. Ltd., Class A	13,800	140,701
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	6,700	40,538
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	28,200	44,243
	Shenzhen Leaguer Co. Ltd., Class A	45,100	58,484
	Shenzhen Lifotronic Technology Co. Ltd., Class A	10,268	19,921
	Shenzhen Microgate Technology Co. Ltd., Class A	11,900	21,229
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,221	157,847
	Shenzhen MTC Co. Ltd., Class A	99,900	86,378
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	4,600	39,451
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	22,049
	Shenzhen Noposin Crop Science Co. Ltd., Class A	24,100	41,309
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	42,406	14,199
	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	48,000	12,603

	Shares	Value»
CHINA — (Continued)
Shenzhen Qingyi Photomask Ltd., Class A	5,756	$23,291
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	5,500	46,088
Shenzhen SC New Energy Technology Corp., Class A	8,300	110,207
Shenzhen SED Industry Co. Ltd., Class A	11,400	33,227
Shenzhen SEG Co. Ltd., Class A	23,000	32,050
Shenzhen Senior Technology Material Co. Ltd., Class A	28,132	56,305
Shenzhen Sinexcel Electric Co. Ltd., Class A	11,100	65,266
Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	75,735
Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	4,400	14,749
Shenzhen Sunway Communication Co. Ltd., Class A	11,500	57,778
Shenzhen Tagen Group Co. Ltd., Class A	50,500	26,900
Shenzhen Topband Co. Ltd., Class A	20,900	40,521
Shenzhen Topway Video Communication Co. Ltd., Class A	17,500	20,882
Shenzhen Transsion Holdings Co. Ltd., Class A	5,115	54,830
Shenzhen Weiguang Biological Products Co. Ltd., Class A	8,000	30,787
Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,383	110,310
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	34,300	21,985

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Yinghe Technology Co. Ltd., Class A	12,800	$53,872
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,100	54,107
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	60,619
	Shenzhou International Group Holdings Ltd.	234,100	2,020,706
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	5,300	48,248
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	9,800	24,640
	Shinva Medical Instrument Co. Ltd., Class A	13,260	28,959
	Shiyue Daotian Group Co. Ltd., Class H	9,000	9,713
	Shoucheng Holdings Ltd.	634,800	178,379
	Shougang Century Holdings Ltd.	326,000	32,679
	Shougang Fushan Resources Group Ltd.	956,375	375,241
††	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	578
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	61,400	59,683
	Shui On Land Ltd.	1,050,500	95,849
	Sichuan Changhong Electric Co. Ltd., Class A	41,000	58,756
*	Sichuan Chengfei Integration Technology Corp., Class A	7,200	42,884
	Sichuan Chuantou Energy Co. Ltd., Class A	13,700	28,351

		Shares	Value»
CHINA — (Continued)
	Sichuan Development Lomon Co. Ltd., Class A	12,200	$19,148
	Sichuan EM Technology Co. Ltd., Class A	25,000	70,046
	Sichuan Expressway Co. Ltd., Class H	138,000	90,811
	Sichuan Furong Technology Co. Ltd., Class A	16,016	20,713
*	Sichuan Haite High-tech Co. Ltd., Class A	23,100	40,745
	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	63,623
*	Sichuan Hexie Shuangma Co. Ltd., Class A	19,600	56,042
*	Sichuan Hongda Co. Ltd., Class A	21,100	32,406
	Sichuan Injet Electric Co. Ltd., Class A	3,900	28,972
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	3,510	9,516
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	18,819	92,562
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H	300	17,246
*	Sichuan Lutianhua Co. Ltd., Class A	47,700	28,764
	Sichuan New Energy Power Co. Ltd., Class A	29,900	51,684
	Sichuan Road & Bridge Group Co. Ltd., Class A	72,600	96,757
	Sichuan Swellfun Co. Ltd., Class A	7,100	42,212
	Sichuan Teway Food Group Co. Ltd., Class A	15,600	26,174
	Sichuan Yahua Industrial Group Co. Ltd., Class A	19,900	56,852

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Sihuan Pharmaceutical Holdings Group Ltd.	589,000	$112,267
	SIIC Environment Holdings Ltd. (SIIC SP)	402,300	55,329
Ω	Simcere Pharmaceutical Group Ltd.	163,000	259,616
	Sineng Electric Co. Ltd., Class A	4,200	19,017
	Sino Biopharmaceutical Ltd.	1,321,250	1,203,569
	Sinocare, Inc., Class A	5,900	15,708
*	Sinochem International Corp., Class A	74,300	43,657
	Sinofert Holdings Ltd.	1,036,000	202,585
	Sinofibers Technology Co. Ltd., Class A	6,000	27,148
	Sinolink Securities Co. Ltd., Class A	26,600	36,934
	Sinoma International Engineering Co., Class A	56,100	75,113
	Sinoma Science & Technology Co. Ltd., Class A	22,750	110,796
	Sinomach Automobile Co. Ltd., Class A	35,400	31,032
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	59,800	29,757
	Sinomach Precision Industry Group Co. Ltd., Class A	9,500	38,243
	Sinomine Resource Group Co. Ltd., Class A	8,520	67,428
	Sinopec Engineering Group Co. Ltd., Class H	563,500	530,820
	Sinopec Kantons Holdings Ltd.	388,000	200,698
*	Sinopec Oilfield Equipment Corp., Class A	29,400	30,031
*	Sinopec Oilfield Service Corp., Class H	696,000	69,042

		Shares	Value»
CHINA — (Continued)
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	998,000	$170,813
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	4,159	22,718
	Sinopharm Group Co. Ltd., Class H	416,800	1,038,901
	Sino-Platinum Metals Co. Ltd., Class A	20,919	48,887
	Sinoseal Holding Co. Ltd., Class A	2,800	13,698
	Sinosteel Engineering & Technology Co. Ltd., Class A	37,900	34,098
	Sinosteel New Materials Co. Ltd., Class A	24,200	37,260
*	Sino-Synergy Hydrogen Energy Technology Jiaxing Co. Ltd., Class H	2,500	1,822
#	Sinotrans Ltd., Class H	730,000	496,189
	Sinotruk Hong Kong Ltd.	254,500	850,243
	Sinotruk Jinan Truck Co. Ltd., Class A	13,400	34,189
*	Sipai Health Technology Co. Ltd.	36,000	11,211
	Skshu Paint Co. Ltd., Class A	1,960	12,152
	Skyworth Digital Co. Ltd., Class A	21,087	40,294
#*	Skyworth Group Ltd.	218,000	110,477
Ω	Smoore International Holdings Ltd.	140,000	235,778
	Snowsky Salt Industry Group Co. Ltd., Class A	42,600	34,136
*	SOHO China Ltd.	740,000	52,455
	Soho Holly Futures Co. Ltd., Class H	42,000	20,776
	Sokan New Materials Group Co. Ltd., Class A	4,492	20,849
	Solareast Holdings Co. Ltd., Class A	15,000	21,316
	Songcheng Performance Development Co. Ltd., Class A	34,300	38,731

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sonoscape Medical Corp., Class A	4,600	$18,547
	SooChow Securities Co. Ltd., Class A	38,420	51,823
	Southern Publishing & Media Co. Ltd., Class A	25,700	51,099
	Southwest Securities Co. Ltd., Class A	71,900	47,899
#	So-Young International, Inc., ADR	16,596	48,294
	SPIC Industry-Finance Holdings Co. Ltd., Class A	33,200	30,811
*	SPIC Yuanda Environmental-Protection Co. Ltd., Class A	13,200	24,790
	Spring Airlines Co. Ltd., Class A	7,600	57,248
#	SSY Group Ltd.	637,026	254,296
	Stanley Agricultural Group Co. Ltd., Class A	26,700	36,585
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	47,400	47,882
	StarPower Semiconductor Ltd., Class A	1,800	26,486
	State Grid Information & Communication Co. Ltd., Class A	10,100	26,170
	State Grid Yingda Co. Ltd., Class A	43,200	39,189
	STO Express Co. Ltd., Class A	36,200	78,796
	Sumavision Technologies Co. Ltd., Class A	15,900	12,624
	Sumec Corp. Ltd., Class A	38,000	60,409
	Sun Art Retail Group Ltd.	703,000	170,834
	Sun King Technology Group Ltd.	370,000	96,240
	Sunflower Pharmaceutical Group Co. Ltd., Class A	16,400	33,644

		Shares	Value»
CHINA — (Continued)
	Sungrow Power Supply Co. Ltd., Class A	8,260	$220,381
	Suning Universal Co. Ltd., Class A	97,900	35,084
	Sunny Optical Technology Group Co. Ltd.	163,100	1,576,149
	Sunresin New Materials Co. Ltd., Class A	5,064	39,534
	Sunrise Group Co. Ltd., Class A	25,800	20,964
*	Sunshine Lake Pharma Co. Ltd.	31,949	188,309
	Sunstone Development Co. Ltd., Class A	24,000	83,072
	Suntak Technology Co. Ltd., Class A	16,000	32,031
	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	66,293
	Sunwoda Electronic Co. Ltd., Class A	14,382	72,498
	Suofeiya Home Collection Co. Ltd., Class A	11,900	21,767
	SUPCON Technology Co. Ltd., Class A	4,279	31,469
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	28,368
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	16,200	155,949
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	29,771
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	18,140
	Suzhou Maxwell Technologies Co. Ltd., Class A	2,300	34,027
	Suzhou Secote Precision Electronic Co. Ltd., Class A	7,840	52,847

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	10,000	$20,710
	Suzhou Sushi Testing Group Co. Ltd., Class A	11,600	25,535
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,860	107,178
	Suzhou TZTEK Technology Co. Ltd., Class A	3,095	23,565
	SY Holdings Group Ltd.	99,500	144,535
	Symphony Holdings Ltd.	450,000	86,980
*	SYoung Group Co. Ltd., Class A	8,100	23,265
	Taiji Computer Corp. Ltd., Class A	15,519	58,623
*	Taiyuan Heavy Industry Co. Ltd., Class A	71,100	27,789
*	Tangrenshen Group Co. Ltd., Class A	38,200	25,623
	TangShan Port Group Co. Ltd., Class A	100,337	56,025
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	42,463
*	Tanwan, Inc.	38,600	73,564
	Tasly Pharmaceutical Group Co. Ltd., Class A	14,300	31,055
	Tayho Advanced Materials Group Co. Ltd., Class A	20,300	28,646
	TBEA Co. Ltd., Class A	43,150	118,786
	TCL Electronics Holdings Ltd.	364,666	432,974
	TCL Technology Group Corp., Class A	167,500	101,559
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	45,175	60,082
	TDG Holdings Co. Ltd., Class A	44,400	64,136
*††	Tech-Pro, Inc.	1,538,000	0

		Shares	Value»
CHINA — (Continued)
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	$13,186
	Ten Pao Group Holdings Ltd.	44,000	12,849
	Tencent Holdings Ltd.	420,100	34,123,756
	Tencent Music Entertainment Group, ADR	105,403	2,352,595
	Three Squirrels, Inc., Class A	13,400	44,409
	Thunder Software Technology Co. Ltd., Class A	1,190	11,502
	Tian An China Investment Co. Ltd.	148,000	86,509
	Tian Di Science & Technology Co. Ltd., Class A	67,200	56,470
	Tian Lun Gas Holdings Ltd.	35,500	14,785
	Tiande Chemical Holdings Ltd.	68,000	12,542
*	Tianfeng Securities Co. Ltd., Class A	38,200	28,138
#	Tiangong International Co. Ltd.	390,000	147,694
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	9,000	25,422
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	94,000	51,586
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	42,371
	Tianjin Development Holdings Ltd	46,000	15,390
	Tianjin Port Co. Ltd., Class A	65,600	44,345
	Tianjin Port Development Holdings Ltd.	682,000	62,436
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	17,400	52,733
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	34,500	20,591

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tianma Microelectronics Co. Ltd., Class A	52,000	$71,015
	Tianneng Battery Group Co. Ltd., Class A	7,253	34,561
	Tianneng Power International Ltd.	262,000	290,448
#*	Tianqi Lithium Corp., Class H	37,000	227,442
	Tianrun Industry Technology Co. Ltd., Class A	31,800	28,479
	Tianshan Aluminum Group Co. Ltd., Class A	91,100	171,088
*	TianShan Material Co. Ltd., Class A	27,200	23,027
	Tianshui Huatian Technology Co. Ltd., Class A	31,900	54,128
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	5,300	19,063
	Tibet Mineral Development Co. Ltd., Class A	7,100	26,262
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	8,580	56,003
*	Tibet Water Resources Ltd.	405,000	32,847
	Time Interconnect Technology Ltd.	224,000	450,564
	Tinergy Chemical Co. Ltd., Class A	65,975	51,752
	Tingyi Cayman Islands Holding Corp.	626,000	858,890
	Titan Wind Energy Suzhou Co. Ltd., Class A	41,700	44,900
	TK Group Holdings Ltd.	68,000	22,280
	TKD Science & Technology Co. Ltd., Class A	12,400	25,841
	Tofflon Science & Technology Group Co. Ltd., Class A	17,300	41,230
	Tomson Group Ltd.	42,541	14,813

		Shares	Value»
CHINA — (Continued)
	Tong Ren Tang Technologies Co. Ltd., Class H	176,000	$105,027
	Tongcheng Travel Holdings Ltd.	410,000	1,128,241
*	Tongda Group Holdings Ltd.	49,799	29,520
	Tongdao Liepin Group	92,800	38,020
	TongFu Microelectronics Co. Ltd., Class A	15,500	92,644
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	39,500	50,092
	Tongkun Group Co. Ltd., Class A	23,600	47,179
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	66,226
	Tongling Nonferrous Metals Group Co. Ltd., Class A	153,150	113,782
*	Tongwei Co. Ltd., Class A	31,488	109,650
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	34,813
	Topchoice Medical Corp., Class A	5,462	33,360
Ω	Topsports International Holdings Ltd.	689,000	273,068
#	Towngas Smart Energy Co. Ltd.	205,827	103,184
*	TPV Technology Co. Ltd., Class A	145,100	53,049
*Ω	Transcenta Holding Ltd.	24,500	9,740
	Transfar Zhilian Co. Ltd., Class A	55,900	49,065
	TravelSky Technology Ltd., Class H	234,000	307,944
	Triangle Tyre Co. Ltd., Class A	20,900	43,438
*	Trina Solar Co. Ltd., Class A	17,183	49,179
	Trip.com Group Ltd. (9961 HK)	48,950	3,444,681
	Trip.com Group Ltd. (TCOM US), ADR	4,100	289,665
*	Triumph New Energy Co. Ltd., Class H	62,000	34,794

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Triumph Science & Technology Co. Ltd., Class A	17,500	$30,180
*	Truking Technology Ltd., Class A	19,000	29,916
*	Tsinghua Tongfang Co. Ltd., Class A	33,600	41,211
	Tsingtao Brewery Co. Ltd., Class H	202,000	1,365,223
	TSP Wind Power Group Co. Ltd.	23,500	28,023
*Ω	Tuhu Car, Inc.	26,300	59,796
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	114,400	1,126
	Tuniu Corp., Sponsored ADR	18,660	15,727
	Uni-Bio Science Group Ltd.	560,000	9,126
	Unilumin Group Co. Ltd., Class A	33,796	35,032
	Uni-President China Holdings Ltd.	474,000	513,173
	Unisplendour Corp. Ltd., Class A	13,200	50,262
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	80,552
#††	Untrade.China Dili	715,599	11,401
*	UTour Group Co. Ltd., Class A	26,900	26,527
	V V Food & Beverage Co. Ltd., Class A	43,600	21,918
	Valiant Co. Ltd., Class A	20,600	40,561
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	2,900	8,475
	Vats Liquor Chain Store Management JSC Ltd. (300755 CH), Class A	5,100	14,904
	Vatti Corp. Ltd., Class A	23,800	21,381
*	Venustech Group, Inc., Class A	9,800	21,588
	Victory Giant Technology Huizhou Co. Ltd., Class A	8,600	353,756
	Vipshop Holdings Ltd., ADR	133,611	2,336,856

		Shares	Value»
CHINA — (Continued)
*	Visionox Technology, Inc., Class A	33,500	$39,921
*Ω	Viva Biotech Holdings	484,000	151,797
#*	Vnet Group, Inc., ADR	45,549	473,710
	Walvax Biotechnology Co. Ltd., Class A	13,300	22,864
*	Wanda Film Holding Co. Ltd., Class A	17,800	27,661
	Wangneng Environment Co. Ltd., Class A	12,800	30,757
	Wangsu Science & Technology Co. Ltd., Class A	22,500	36,608
	Wanguo Gold Group Ltd.	82,000	322,808
	Wanhua Chemical Group Co. Ltd., Class A	31,100	273,746
	Want Want China Holdings Ltd.	1,696,000	1,096,000
	Wanxiang Qianchao Co. Ltd., Class A	35,900	63,396
	Warom Technology, Inc. Co., Class A	7,100	19,505
	Wasion Holdings Ltd.	212,000	341,098
	Wasu Media Holding Co. Ltd., Class A	28,700	31,833
	Weibo Corp. (9898 HK), Class A	12,600	137,771
#	Weibo Corp. (WB US), Sponsored ADR	15,807	171,980
	Weichai Power Co. Ltd., Class H	583,000	1,204,652
	Weifu High-Technology Group Co. Ltd., Class A	15,900	47,977
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	14,900	21,429
	Weihai Guangwei Composites Co. Ltd., Class A	6,960	28,162
	Weilong Delicious Global Holdings Ltd.	146,800	225,186
*Ω	Weimob, Inc.	50,000	14,633
	Wellhope Foods Co. Ltd., Class A	19,600	21,135

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wencan Group Co. Ltd., Class A	9,300	$28,261
	Wens Foodstuff Group Co. Ltd., Class A	28,200	71,982
	Wenzhou Yihua Connector Co. Ltd., Class A	4,700	30,990
	West China Cement Ltd.	784,000	299,609
	Western Metal Materials Co. Ltd., Class A	12,100	30,586
	Western Mining Co. Ltd., Class A	45,700	154,144
	Western Region Gold Co. Ltd., Class A	15,600	60,128
	Western Securities Co. Ltd., Class A	46,800	56,523
	Western Superconducting Technologies Co. Ltd., Class A	4,368	48,002
#	Wharf Holdings Ltd.	346,000	910,276
	Willfar Information Technology Co. Ltd., Class A	3,260	16,911
	Winall Hi-Tech Seed Co. Ltd., Class A	16,600	20,674
	Windey Energy Technology Group Co. Ltd., Class A	24,290	62,365
*	Wingtech Technology Co. Ltd., Class A	7,700	48,664
	Winner Medical Co. Ltd., Class A	9,300	53,996
*	Wison Engineering Services Co. Ltd.	122,000	6,112
	Wolong Electric Group Co. Ltd., Class A	4,460	30,287
*	World Union Group, Inc., Class A	62,600	20,431
	Wuchan Zhongda Group Co. Ltd., Class A	70,600	58,061
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	2,600	24,587
	Wuhan East Lake High Technology Group Co. Ltd., Class A	8,600	11,892

		Shares	Value»
CHINA — (Continued)
	Wuhan Easydiagnosis Biomedicine Co. Ltd., Class A	3,600	$9,732
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	22,451
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	6,000	21,694
	Wuhu Token Science Co. Ltd., Class A	56,700	49,460
	Wuliangye Yibin Co. Ltd., Class A	21,400	357,985
	Wuling Motors Holdings Ltd.	130,000	8,532
	WUS Printed Circuit Kunshan Co. Ltd., Class A	5,300	52,697
	Wushang Group Co. Ltd., Class A	15,200	21,339
Ω	WuXi AppTec Co. Ltd., Class H	47,139	658,679
	Wuxi Autowell Technology Co. Ltd., Class A	5,999	36,863
	Wuxi Best Precision Machinery Co. Ltd., Class A	12,500	46,308
*Ω	Wuxi Biologics Cayman, Inc.	561,000	2,616,556
	Wuxi Boton Technology Co. Ltd., Class A	6,600	21,612
	Wuxi DK Electronic Materials Co. Ltd., Class A	2,700	23,452
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	28,200	61,310
	Wuxi NCE Power Co. Ltd., Class A	6,440	33,999
	Wuxi Paike New Materials Technology Co. Ltd., Class A	3,200	31,417
	Wuxi Rural Commercial Bank Co. Ltd., Class A	43,600	37,203
	Wuxi Taiji Industry Ltd. Co., Class A	34,100	41,556

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	$24,261
	XCMG Construction Machinery Co. Ltd., Class A	97,300	145,535
	XGD, Inc., Class A	13,300	51,785
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	235,500	30,322
	Xiamen Amoytop Biotech Co. Ltd., Class A	3,449	35,391
	Xiamen Bank Co. Ltd., Class A	73,700	73,040
	Xiamen C & D,Inc., Class A	29,400	42,122
	Xiamen Changelight Co. Ltd., Class A	23,300	39,140
	Xiamen Faratronic Co. Ltd., Class A	2,600	43,994
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	4,200	18,445
	Xiamen ITG Group Corp. Ltd., Class A	48,620	44,286
	Xiamen Jihong Technology Co. Ltd., Class A	16,700	43,795
	Xiamen Kingdomway Group Co., Class A	12,523	35,534
	Xiamen Tungsten Co. Ltd., Class A	33,400	167,698
	Xiamen Xiangyu Co. Ltd., Class A	73,200	85,433
	Xi’an Bright Laser Technologies Co. Ltd., Class A	3,157	33,510
*	Xian International Medical Investment Co. Ltd., Class A	27,700	18,672
	Xi’an Manareco New Materials Co. Ltd., Class A	4,416	30,206
	Xi’An Shaangu Power Co. Ltd., Class A	34,300	41,949
	Xi’an Triangle Defense Co. Ltd., Class A	9,400	33,902
	Xiandai Investment Co. Ltd., Class A	58,000	34,547
*	Xiangcai Co. Ltd., Class A	34,400	62,284

		Shares	Value»
CHINA — (Continued)
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	12,400	$26,554
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	18,500	38,450
	Xianhe Co. Ltd., Class A	15,000	48,218
*Ω	Xiaomi Corp., Class B	359,400	1,993,919
	Xilinmen Furniture Co. Ltd., Class A	8,700	20,916
	Xinfengming Group Co. Ltd., Class A	40,600	90,751
	Xingfa Aluminium Holdings Ltd.	55,000	55,087
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	173,153
	Xinhuanet Co. Ltd., Class A	10,790	30,329
	Xinjiang Communications Construction Group Co. Ltd., Class A	26,300	69,931
	Xinjiang Joinworld Co. Ltd., Class A	30,300	34,529
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	50,900	33,700
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	5,280	21,128
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	95,858
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	20,300	25,918
*	Xinte Energy Co. Ltd., Class H	103,200	102,968
	Xinxiang Chemical Fiber Co. Ltd., Class A	39,900	24,533
	Xinxiang Richful Lube Additive Co. Ltd., Class A	4,940	39,454
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	64,700	39,375

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Xinyi Energy Holdings Ltd.	773,704	$126,326
#	Xinyi Solar Holdings Ltd.	1,329,882	612,805
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	56,581
*	Xinzhi Group Co. Ltd., Class A	7,900	31,794
	Xizang Zhufeng Resources Co. Ltd., Class A	13,500	27,073
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	12,100	27,240
*	XPeng, Inc., Class A	121,600	1,416,660
	Xtep International Holdings Ltd.	542,275	392,670
	Xuji Electric Co. Ltd., Class A	11,600	43,134
*	Xunlei Ltd., ADR	27,524	245,239
Ω	Yadea Group Holdings Ltd.	413,501	646,476
	Yangling Metron New Material, Inc., Class A	18,088	42,340
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	36,500	167,263
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,300	51,944
	Yankershop Food Co. Ltd., Class A	5,560	57,371
#	Yankuang Energy Group Co. Ltd., Class H	990,900	1,360,352
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	9,500	28,702
	Yantai China Pet Foods Co. Ltd., Class A	6,800	54,662
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	28,309
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,300	45,493
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,900	125,787

		Shares	Value»
CHINA — (Continued)
	YanTai Shuangta Food Co. Ltd., Class A	35,700	$28,118
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	12,800	30,066
*	Yatsen Holding Ltd., ADR	18,246	129,547
*	Yeahka Ltd.	35,600	39,698
	Yealink Network Technology Corp. Ltd., Class A	5,980	30,248
	Yechiu Metal Recycling China Ltd., Class A	72,100	31,720
	YGSOFT, Inc., Class A	22,752	20,794
*	Yibin Tianyuan Group Co. Ltd., Class A	18,531	15,165
	Yifan Pharmaceutical Co. Ltd., Class A	25,000	46,274
	Yifeng Pharmacy Chain Co. Ltd., Class A	14,396	49,430
	Yihai International Holding Ltd.	166,000	254,696
	Yindu Kitchen Equipment Co. Ltd., Class A	9,715	24,866
	Yiren Digital Ltd., Sponsored ADR	26,711	149,047
Ω	Yixin Group Ltd.	685,500	199,810
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	24,313
	Yizumi Holdings Co. Ltd., Class A	15,200	54,009
	Yonfer Agricultural Technology Co. Ltd., Class A	33,700	70,451
*	Yonghui Superstores Co. Ltd., Class A	71,500	46,985
	Yongjin Technology Group Co. Ltd.	7,800	20,098
	YongXing Special Materials Technology Co. Ltd., Class A	12,550	86,780
*	Yonyou Network Technology Co. Ltd., Class A	4,300	9,436

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yotrio Group Co. Ltd., Class A	69,200	$37,539
*	Youcare Pharmaceutical Group Co. Ltd., Class A	8,600	26,190
*	Youdao, Inc., ADR	5,627	59,027
	Youngor Fashion Co. Ltd., Class A	66,020	69,611
	Youngy Co. Ltd., Class A	2,300	15,360
	Youzu Interactive Co. Ltd., Class A	21,200	38,425
	YSB, Inc.	31,600	37,031
	YTO Express Group Co. Ltd., Class A	35,300	84,880
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	12,000	16,427
*	YuanShengTai Dairy Farm Ltd.	158,000	5,188
	Yuexiu Property Co. Ltd.	496,800	286,028
	Yuexiu Services Group Ltd.	142,500	46,565
	Yuexiu Transport Infrastructure Ltd.	154,000	84,165
	Yueyang Forest & Paper Co. Ltd., Class A	32,100	20,085
	Yum China Holdings, Inc. (9987 HK)	28,900	1,244,575
	Yum China Holdings, Inc. (YUMC US)	72,474	3,135,225
	YUNDA Holding Group Co. Ltd., Class A	52,010	53,259
	Yunnan Aluminium Co. Ltd., Class A	53,300	172,164
	Yunnan Baiyao Group Co. Ltd., Class A	4,900	39,037
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	85,300	80,841
	Yunnan Copper Co. Ltd., Class A	30,100	76,361
	Yunnan Energy Investment Co. Ltd., Class A	32,600	55,684
*	Yunnan Energy New Material Co. Ltd., Class A	5,400	36,828

		Shares	Value»
CHINA — (Continued)
	Yunnan Nantian Electronics Information Co. Ltd., Class A	7,700	$19,858
	Yunnan Tin Co. Ltd., Class A	46,900	156,295
	Yunnan Yuntianhua Co. Ltd., Class A	14,000	56,605
	Yusys Technologies Co. Ltd., Class A	12,200	41,103
	Yutong Bus Co. Ltd., Class A	21,740	98,782
*	Z Fin Ltd.	11,000	8,348
#*	Zai Lab Ltd., ADR	985	25,738
*	Zai Lab Ltd.	90,200	235,367
	ZBOM Home Collection Co. Ltd., Class A	15,356	20,081
	Zengame Technology Holding Ltd.	116,000	34,690
*	Zepp Health Corp., ADR	1,029	41,551
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,800	45,067
#	Zhaojin Mining Industry Co. Ltd., Class H	475,500	1,770,542
	Zhefu Holding Group Co. Ltd., Class A	129,500	74,783
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,500	44,887
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	21,500	30,962
*	Zhejiang Century Huatong Group Co. Ltd., Class A	31,680	78,403
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,600	57,572
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	1,600	19,671
	Zhejiang China Commodities City Group Co. Ltd., Class A	20,000	51,842

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Chint Electrics Co. Ltd., Class A	20,002	$80,650
	Zhejiang Communications Technology Co. Ltd., Class A	82,620	48,535
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,500	31,240
	Zhejiang Crystal-Optech Co. Ltd., Class A	9,400	32,996
	Zhejiang Dahua Technology Co. Ltd., Class A	21,744	62,529
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	25,100	48,004
	Zhejiang Dingli Machinery Co. Ltd., Class A	5,880	43,915
*	Zhejiang Dun’An Artificial Environment Co. Ltd., Class A	24,700	47,885
	Zhejiang Expressway Co. Ltd., Class H	291,240	284,310
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	8,900	17,226
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	19,500	26,033
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	37,996	41,963
	Zhejiang Hailiang Co. Ltd., Class A	40,100	64,864
	Zhejiang Hailide New Material Co. Ltd., Class A	35,500	29,163
	Zhejiang HangKe Technology, Inc. Co., Class A	13,537	62,210
	Zhejiang Hangmin Co. Ltd., Class A	41,300	41,503

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	$28,569
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	38,500	60,658
	Zhejiang Huace Film & Television Co. Ltd., Class A	30,900	33,360
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,500	63,395
	Zhejiang Huangma Technology Co. Ltd., Class A	14,500	37,181
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	13,500	20,473
	Zhejiang Huayou Cobalt Co. Ltd., Class A	16,980	154,804
	Zhejiang International Group Co. Ltd., Class A	7,200	11,197
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	46,610
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	14,600	65,515
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	5,800	16,742
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	19,300	105,855
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	66,658
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	65,999
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	21,000	58,894
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	20,500	50,503

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Juhua Co. Ltd., Class A	6,300	$31,283
	Zhejiang Lante Optics Co. Ltd., Class A	9,195	41,464
	Zhejiang Longsheng Group Co. Ltd., Class A	34,600	51,231
	Zhejiang Medicine Co. Ltd., Class A	26,043	53,332
*	Zhejiang Narada Power Source Co. Ltd., Class A	10,300	27,353
	Zhejiang NHU Co. Ltd., Class A	22,076	75,430
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	44,490	44,879
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	5,296	19,832
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	21,900	49,422
	Zhejiang Runtu Co. Ltd., Class A	37,200	38,282
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	11,500	80,755
	Zhejiang Semir Garment Co. Ltd., Class A	67,100	51,010
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	38,980	30,033
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	11,760	42,346
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	13,136
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	16,700	16,989
	Zhejiang Supor Co. Ltd., Class A	4,250	28,506
	Zhejiang Taihua New Material Group Co. Ltd., Class A	26,900	33,449

	Shares	Value»
CHINA — (Continued)
Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	$27,185
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	20,700	49,493
Zhejiang Wanliyang Co. Ltd., Class A	40,300	51,035
Zhejiang Wanma Co. Ltd., Class A	31,700	80,042
Zhejiang Wansheng Co. Ltd., Class A	14,800	23,587
Zhejiang Weiming Environment Protection Co. Ltd., Class A	32,377	98,513
Zhejiang Weixing Industrial Development Co. Ltd., Class A	24,400	37,325
Zhejiang Weixing New Building Materials Co. Ltd., Class A	23,500	34,123
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,200	34,336
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	31,100	41,412
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	40,420	57,260
Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	14,396
Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	126,240
Zhejiang Yonghe Refrigerant Co. Ltd., Class A	11,200	43,577
Zhende Medical Co. Ltd., Class A	9,000	120,249
Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	45,400	34,431
Zheshang Securities Co. Ltd., Class A	22,000	35,941

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhewen Interactive Group Co. Ltd., Class A	31,700	$38,962
#*	Zhihu, Inc.	33,000	46,588
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	242,400	521,928
	Zhongji Innolight Co. Ltd., Class A	2,240	147,922
	Zhongjin Gold Corp. Ltd., Class A	38,900	120,827
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	12,800	37,786
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	90,486
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	35,425
	Zhongsheng Group Holdings Ltd.	240,500	379,653
	Zhongtai Securities Co. Ltd., Class A	43,500	42,690
*††	Zhongtian Financial Group Co. Ltd., Class A	187,255	0
	Zhongtong Bus Holding Co. Ltd., Class A	13,500	22,302
#	Zhongyu Energy Holdings Ltd.	167,477	67,224
#Ω	Zhongyuan Bank Co. Ltd., Class H	250,000	9,982
	Zhongyuan Environment-Protection Co. Ltd., Class A	40,400	49,952
Ω	Zhou Hei Ya International Holdings Co. Ltd.	279,000	65,463
	Zhuhai Huafa Properties Co. Ltd., Class A	55,300	38,249
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	122,800	624,085
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	2,900	17,444
	Zhuzhou Kibing Group Co. Ltd., Class A	50,200	50,102

		Shares	Value»
CHINA — (Continued)
*	Zhuzhou Smelter Group Co. Ltd., Class A	29,300	$64,473
	Zhuzhou Times New Material Technology Co. Ltd., Class A	24,200	49,658
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	62,500	42,266
	Zijin Mining Group Co. Ltd., Class H	760,000	3,144,129
	ZJAMP Group Co. Ltd., Class A	8,300	11,040
#Ω	ZJLD Group, Inc.	16,600	18,654
	ZJMI Environmental Energy Co. Ltd., Class A	19,700	39,162
	ZMJ Group Co. Ltd., Class H	99,800	275,496
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	392,778
#	ZTE Corp., Class H	103,360	436,596
	ZTO Express Cayman, Inc. (2057 HK)	99,650	1,838,421
	ZTO Express Cayman, Inc. (ZTO US), ADR	28,315	526,376
#Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	24,000	72,933

TOTAL CHINA			435,157,857

COLOMBIA — (0.0%)
	Almacenes Exito SA	17,483	16,781
	Celsia SA	66,913	84,885
	Cementos Argos SA	65,751	176,033
*	Corp. Financiera Colombiana SA	41,190	194,695
	Grupo Argos SA	44,231	199,659
	Grupo Cibest SA	12,889	208,984
	Grupo Cibest SA, ADR	7,094	411,736
	Grupo de Inversiones Suramericana SA	13,197	160,432
	Grupo Energia Bogota SA ESP	88,951	72,690
	Interconexion Electrica SA ESP	24,653	159,890
	Mineros SA	44,303	156,309

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Organizacion Terpel SA	7,709	$32,919
	Promigas SA ESP	11,599	19,348

TOTAL COLOMBIA			1,894,361

CZECH REPUBLIC — (0.0%)
	CEZ AS	12,725	779,261
	Komercni Banka AS	9,798	501,228
Ω	Moneta Money Bank AS	96,987	820,947
	Philip Morris CR AS	132	112,527

TOTAL CZECH REPUBLIC			2,213,963

DENMARK — (1.4%)
*	ALK-Abello AS	43,956	1,450,039
	Alm Brand AS	345,580	972,566
#	Ambu AS, Class B	44,710	695,442
#	AP Moller - Maersk AS (MAERSKA DC), Class A	328	676,059
	AP Moller - Maersk AS (MAERSKB DC), Class B	476	978,621
*	Bang & Olufsen AS	38,004	77,693
*	Bavarian Nordic AS	29,195	1,078,707
#*	Bioporto AS	51,729	10,144
	Carlsberg AS, Class B	16,103	1,893,383
#	cBrain AS	2,762	64,317
	Chemometec AS	2,593	316,892
	Coloplast AS, Class B	12,032	1,088,227
#	Columbus AS	22,994	34,363
	D/S Norden AS	11,411	456,088
	Danske Bank AS	88,541	3,957,180
#*	Demant AS	25,927	862,595
*	Dfds AS	9,651	136,079
#	DSV AS	13,984	2,984,328
	FLSmidth & Co. AS	15,154	1,180,188
	Foroya Banki P	1,557	52,606
*	Genmab AS (GMAB DC)	11,337	3,233,628
#*	GN Store Nord AS	40,561	710,247
	H Lundbeck AS (HLUNA DC), Class A	15,876	89,655
	H Lundbeck AS (HLUNB DC)	81,972	597,833
#*	H&H International AS, Class B	7,342	100,851
#	Harboes Bryggeri AS, Class B	361	7,237
#*	Huscompagniet AS	6,484	43,269

		Shares	Value»
DENMARK — (Continued)
	ISS AS	49,193	$1,550,509
	Jeudan AS	1,549	49,082
	Jyske Bank AS	23,137	2,719,458
	Matas AS	14,399	285,845
	MT Hoejgaard Holding AS	809	53,070
#*Ω	Netcompany Group AS	13,978	698,455
*	Nilfisk Holding AS	5,306	88,072
*	NKT AS	21,035	2,354,674
*Ω	NNIT AS	3,224	27,540
*	North Media AS	1,381	10,764
#	Novo Nordisk AS (NOVOB DC), Class B	260,349	12,817,416
#	Novonesis Novozymes B, Class B	47,182	2,819,578
#*	NTG Nordic Transport Group AS	2,304	65,017
*Ω	Orsted AS	33,671	603,022
	Pandora AS	25,412	3,400,346
	Parken Sport & Entertainment AS	2,257	50,322
	Per Aarsleff Holding AS	8,213	932,615
	Ringkjoebing Landbobank AS	10,234	2,314,478
	Rockwool AS, Class A	18,180	622,704
	Rockwool AS, Class B	36,998	1,267,762
	Royal Unibrew AS	19,787	1,495,505
*	RTX AS	3,370	56,196
Ω	Scandinavian Tobacco Group AS	22,732	301,383
	Schouw & Co. AS	5,347	491,615
#	Solar AS, Class B	1,720	54,574
	SP Group AS	2,778	125,289
	Sparekassen Sjaelland-Fyn AS	3,119	162,272
	Sydbank AS	27,804	2,373,663
	Tivoli AS	821	75,036
	TORM PLC, Class A	18,342	395,652
*	Trifork Group AG	3,928	51,873
#	Tryg AS	64,674	1,594,148
	UIE PLC	5,984	290,908
	Vestas Wind Systems AS	129,050	2,639,344
	Vestjysk Bank AS	40,592	44,511
*	Zealand Pharma AS	11,773	932,122

TOTAL DENMARK			67,563,057

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	95,981	$204,633
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	53,549	114,328
	EFG Holding SAE (EFGZF US), GDR	10,327	10,327

TOTAL EGYPT			329,288

FINLAND — (1.1%)
	Aktia Bank OYJ	20,181	248,887
#	Alandsbanken Abp, Class B	331	17,283
	Alma Media OYJ	9,053	154,493
#	Anora Group OYJ	12,222	44,318
	Aspo OYJ	1,832	13,221
	Atria OYJ	5,381	85,035
	Bittium OYJ	6,855	134,403
	Citycon OYJ	15,919	54,052
	Digia OYJ	4,257	29,736
	Elisa OYJ	43,702	1,925,694
Ω	Enento Group OYJ	3,284	58,386
#	eQ OYJ	496	6,289
#	Evli OYJ, Class B	1,046	25,922
	Finnair OYJ	8,706	28,595
#	Fiskars OYJ Abp	7,723	116,446
#	Fortum OYJ	104,535	2,331,122
	F-Secure OYJ	31,078	61,363
	Gofore OYJ	2,086	34,019
	Harvia OYJ	5,540	231,536
	Hiab OYJ	15,100	836,242
	Huhtamaki OYJ	35,060	1,178,255
*	Incap OYJ	4,186	45,108
	Kalmar OYJ, Class B	15,100	625,590
#	Kamux Corp.	6,742	15,124
	Kemira OYJ	32,708	719,879
	Kesko OYJ (KESKOA FH), Class A	26,904	575,072
	Kesko OYJ (KESKOB FH), Class B	108,737	2,293,765
*	Kojamo OYJ	24,486	296,702
	Kone OYJ, Class B	43,747	2,922,870
	Konecranes OYJ	25,881	2,554,651
	Lassila & Tikanoja OYJ	10,839	124,158
*	Lindex Group OYJ	23,214	72,414
	Mandatum OYJ	102,038	731,843
	Marimekko OYJ	15,377	226,669

		Shares	Value»
FINLAND — (Continued)
#	Metsa Board OYJ (METSB FH), Class B	37,011	$125,550
#	Metso OYJ	211,132	3,462,352
	Neste OYJ	51,540	1,067,943
#	NoHo Partners OYJ	1,855	19,085
#	Nokia OYJ (NOK US), Sponsored ADR	34,109	235,693
	Nokia OYJ (NOKIA FH)	457,505	3,120,777
	Nokia OYJ (NOKIA FP)	66,112	448,591
#	Nokian Renkaat OYJ	14,250	143,701
	Nordea Bank Abp (NDA FH)	198,861	3,401,876
	Nordea Bank Abp (NDA SS)	201,732	3,447,127
	Olvi OYJ, Class A	5,575	190,258
#	Oma Saastopankki OYJ	3,577	45,198
	Oriola OYJ (OKDBV FH), Class B	42,960	58,461
#	Orion OYJ (ORNAV FH), Class A	8,695	608,813
	Orion OYJ (ORNBV FH), Class B	43,783	3,057,496
	Outokumpu OYJ	109,436	470,696
	Pihlajalinna OYJ	4,982	85,592
	Ponsse OYJ	2,075	60,758
	Puuilo OYJ	27,624	452,311
#*	QT Group OYJ	5,995	245,637
	Raisio OYJ, Class V	27,644	80,149
#*	Remedy Entertainment OYJ	412	6,509
	Revenio Group OYJ	6,686	186,612
	Sampo OYJ, Class A	322,327	3,590,792
	Sanoma OYJ	30,643	374,534
	Scanfil OYJ	4,566	57,585
#	Stora Enso OYJ, Class R	187,526	2,183,581
	Taaleri PLC	5,530	45,901
#	Talenom OYJ	3,546	12,911
Ω	Terveystalo OYJ	40,626	437,051
	TietoEVRY OYJ	28,422	610,035
#	Tokmanni Group Corp.	24,258	239,791
#	UPM-Kymmene OYJ	101,986	2,736,519
	Vaisala OYJ, Class A	6,965	343,895
#	Valmet OYJ	40,170	1,307,078
	Wartsila OYJ Abp	90,607	2,964,398
*	WithSecure OYJ	26,041	51,565
#*	YIT OYJ	42,451	143,492

TOTAL FINLAND			54,939,455

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (4.9%)
*	74Software SA	4,569	$188,467
	ABC arbitrage	2,595	16,033
	Accor SA	26,115	1,328,545
	Aeroports de Paris SA	9,624	1,320,230
*	Air France-KLM	15,284	203,754
	Air Liquide SA	17,825	3,449,830
	Airbus SE	29,200	7,199,874
	AKWEL SADIR	4,438	56,749
*	Alstom SA	112,232	2,806,650
#	Altamir	4,354	137,734
	Alten SA	9,742	802,305
Ω	Amundi SA	16,864	1,250,168
#*Ω	Aramis Group SAS	2,715	19,668
	Arkema SA	17,315	1,027,865
	Assystem SA	2,173	108,985
	Aubay	2,806	161,823
	AXA SA	89,591	3,887,211
Ω	Ayvens SA	17,490	233,339
*	Bastide le Confort Medical	1,570	44,696
#	Beneteau SACA	12,120	116,825
	BioMerieux	5,625	724,222
	BNP Paribas SA	71,751	5,557,686
	Boiron SA	2,514	81,421
	Bollore SE	141,009	785,192
	Bonduelle SCA	4,529	46,411
	Bouygues SA	73,956	3,338,234
	Bureau Veritas SA	77,376	2,542,764
	Capgemini SE	23,187	3,567,213
	Carrefour SA	187,481	2,823,641
	Carrefour SA, BDR	18,865	299,178
	Catana Group	7,299	24,579
	CBo Territoria	9,164	38,448
*	Cegedim SA	2,736	35,940
	Cie de Saint-Gobain SA	70,887	6,880,434
	Cie des Alpes	7,009	160,791
	Cie Generale des Etablissements Michelin SCA	181,642	5,802,629
*	Claranova SE	4,482	8,726
*	Clariane SE	33,278	143,068
	Coface SA	44,297	780,171
	Credit Agricole SA	85,531	1,543,952
	Danone SA	37,515	3,313,198
	Dassault Aviation SA	2,251	725,374
	Dassault Systemes SE	11,504	327,378
	Derichebourg SA	50,289	343,048
	Edenred SE	28,380	815,759
	Eiffage SA	31,274	3,848,258
#*	Ekinops SAS	4,936	8,954
	Electricite de Strasbourg SA	236	47,607

		Shares	Value»
FRANCE — (Continued)
*Ω	Elior Group SA	27,249	$87,997
	Elis SA	73,732	2,053,373
*	Emeis SA	2,255	37,230
	Engie SA	406,423	9,515,562
	Equasens	140	6,128
#	Eramet SA	2,307	157,939
	EssilorLuxottica SA	9,442	3,457,836
	Esso SA Francaise	1,013	113,896
	Etablissements Maurel et Prom SA	28,084	156,540
	Eurazeo SE	15,983	1,089,527
*	Euroapi SA	10,711	39,619
	Eurofins Scientific SE	35,523	2,505,418
Ω	Euronext NV	15,958	2,280,586
#*	Eutelsat Communications SACA	3,030	11,722
	Exel Industries SA, Class A	410	16,260
	FDJ UNITED	30,545	889,993
*	Figeac Aero	2,158	30,231
	Fnac Darty SA (FNAC FP)	3,997	130,899
*	Forvia SE (1EO IM)	5,777	74,315
*	Forvia SE (FRVIA FP)	50,613	648,128
	Gaztransport Et Technigaz SA	14,585	2,888,266
	Getlink SE	72,125	1,316,513
	GL Events SACA	2,338	74,666
	Groupe Crit SA	1,179	84,301
#*	Guerbet	2,270	41,658
	Hermes International SCA	2,123	5,253,276
*	ID Logistics Group SACA	1,122	509,597
	Imerys SA	10,735	264,424
	Infotel SA	1,378	64,009
	Interparfums SA	2,434	80,064
	Ipsen SA	11,663	1,639,015
	IPSOS SA	18,653	714,996
	Jacquet Metals SACA	4,441	89,669
	JCDecaux SE	23,660	430,481
	Kaufman & Broad SA	3,835	129,056
	Kering SA	4,338	1,540,497
	Laurent-Perrier	647	69,805
	Lectra	749	19,864
	Legrand SA	19,547	3,375,527
	Linedata Services	520	26,892
	LISI SA	3,575	209,406
	LNA Sante SA	2,281	63,601
	L’Oreal SA	10,642	4,441,027
	LVMH Moet Hennessy Louis Vuitton SE	21,810	15,415,801

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*Ω	Maisons du Monde SA	8,797	$20,733
	Manitou BF SA	3,915	78,634
	Mersen SA	5,275	133,334
	Metropole Television SA	7,877	108,674
	Nexans SA	11,535	1,624,153
#*	Nexity SA	4,626	48,420
	NRJ Group	7,637	70,933
	Oeneo SA	5,165	55,010
	Opmobility	19,392	316,742
	Orange SA (ORA FP)	528,044	8,446,784
	Pernod Ricard SA	19,214	1,881,829
*	Pierre Et Vacances SA	36,881	69,110
	Pluxee NV	21,987	424,734
	Publicis Groupe SA (PUB FP)	39,525	3,961,556
	Quadient SA	8,674	149,292
#	Remy Cointreau SA	1,827	90,519
	Renault SA	64,701	2,514,228
	Rexel SA	77,184	2,676,353
	Robertet SA	148	142,042
	Rubis SCA	14,682	533,132
	Safran SA	19,874	7,061,596
	Sanofi SA (SAN FP)	55,079	5,571,945
	Sartorius Stedim Biotech	1,038	248,258
	Savencia SA	1,762	126,759
	Schneider Electric SE (0NWV LI)	523	147,685
	Schneider Electric SE (SU FP)	16,920	4,821,012
	SCOR SE	48,269	1,461,188
	SEB SA	7,970	441,011
#	Seche Environnement SACA	1,125	91,081
	SES SA	134,276	1,028,872
*Ω	SMCP SA	15,820	111,414
	Societe BIC SA	6,485	360,835
	Societe Generale SA	92,987	5,897,292
	Societe LDC SADIR	2,226	236,818
	Sodexo SA	25,211	1,395,944
*	SOITEC	3,311	156,675
*	Solutions 30 SE	18,671	21,482
	Sopra Steria Group	6,130	954,112
	SPIE SA	48,709	2,478,915
	Stef SA	1,976	275,633
	STMicroelectronics NV (STM FP)	35,182	863,925
	STMicroelectronics NV (STM US)	43,513	1,064,763
	Sword Group	2,456	103,927
	Synergie SE	3,061	118,568
	Technip Energies NV	57,052	2,318,254

		Shares	Value»
FRANCE — (Continued)
	Teleperformance SE	16,151	$1,153,320
	Television Francaise 1 SA	13,867	126,863
	TFF Group	687	14,732
	Thales SA	11,933	3,402,728
	Thermador Groupe	1,429	125,827
	Tikehau Capital SCA	9,093	188,880
	TotalEnergies SE (TTE FP)	358,432	22,378,709
	Trigano SA	3,519	585,597
*	Ubisoft Entertainment SA	15,868	141,669
	Valeo SE	69,993	967,670
	Vallourec SACA	74,061	1,380,843
	Veolia Environnement SA (VEOEY US), ADR	2,434	40,124
	Veolia Environnement SA (VIE FP)	59,845	1,977,704
	Vetoquinol SA	997	85,739
	Vicat SACA	6,500	487,295
	VIEL & Cie SA	945	19,180
	Vinci SA	71,180	9,517,923
	Virbac SACA	759	310,357
*	Viridien	1,577	193,110
	Vivendi SE	187,911	676,850
#*	Voltalia SA	10,199	83,937
	Wavestone	2,002	119,134
#*Ω	Worldline SA	3,859	10,461
*Ω	X-Fab Silicon Foundries SE	17,637	111,913

TOTAL FRANCE			235,825,378

GERMANY — (4.8%)
	1&1 AG	12,950	319,754
*	7C Solarparken AG	20,662	37,889
	Adesso SE	970	104,743
	adidas AG	18,670	3,530,168
	Adtran Networks SE	1,667	41,517
	AIXTRON SE	18,725	300,067
	All for One Group SE	816	38,382
	Allgeier SE	2,177	45,894
	Allianz SE (ALV GR)	19,420	7,803,764
	AlzChem Group AG	1,800	346,774
	Amadeus Fire AG	1,367	83,139
*	Aroundtown SA	126,486	451,992
	Atoss Software SE	3,038	407,442
Ω	Aumann AG	1,873	27,179
*	Aumovio SE	17,274	742,676
	Aurubis AG	14,817	1,931,941
	BASF SE	165,308	8,156,598
	Bayer AG	232,475	7,231,016
	Bayerische Motoren Werke AG	27,477	2,562,088

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	BayWa AG (BYW6 GR)	3,491	$20,753
	Bechtle AG	29,170	1,233,005
Ω	Befesa SA	10,694	354,164
#	Beiersdorf AG	14,057	1,490,239
	Bertrandt AG	1,589	36,681
	Bijou Brigitte AG	1,462	68,603
	Bilfinger SE	8,279	893,242
#	Borussia Dortmund GmbH & Co. KGaA	29,896	118,169
#*	BRANICKS Group AG	13,392	30,203
#	Brenntag SE	39,795	2,210,164
*Ω	Brockhaus Technologies AG	1,041	15,476
	CANCOM SE (COK GR)	7,275	206,947
	Carl Zeiss Meditec AG	4,497	228,092
*	Ceconomy AG	22,310	114,219
#*	CENIT AG	2,780	22,635
	Cewe Stiftung & Co. KGaA	3,436	393,702
	Commerzbank AG	167,433	6,105,090
	Continental AG	34,548	2,639,877
*	Covestro AG	46,546	3,251,038
	CTS Eventim AG & Co. KGaA	19,710	1,765,845
#	Daimler Truck Holding AG	107,108	4,293,173
	Dermapharm Holding SE	5,013	197,391
	Deutsche Bank AG (DBK GR)	163,012	5,835,857
	Deutsche Beteiligungs AG	4,089	112,026
	Deutsche Boerse AG	20,517	5,195,724
	Deutsche EuroShop AG	3,358	71,803
	Deutsche Lufthansa AG	125,694	1,101,946
Ω	Deutsche Pfandbriefbank AG	36,107	189,906
	Deutsche Post AG	198,622	9,125,956
	Deutsche Telekom AG (DTE GR)	555,726	17,213,708
	Deutsche Wohnen SE	10,013	249,552
	Deutz AG	3,190	31,619
	Draegerwerk AG & Co. KGaA	1,349	95,000
	Duerr AG	17,076	398,291
Ω	DWS Group GmbH & Co. KGaA	17,869	1,143,966

		Shares	Value»
GERMANY — (Continued)
	E.ON SE	503,516	$9,368,608
	Eckert & Ziegler SE	12,987	253,803
	Elmos Semiconductor SE	2,766	261,578
	ElringKlinger AG	10,977	51,234
#	Energiekontor AG	2,490	97,156
	Evonik Industries AG	77,343	1,296,117
*	Evotec SE	45,380	369,570
	Fabasoft AG	2,009	34,951
	Fielmann Group AG	8,763	478,579
	flatexDEGIRO AG	29,434	1,116,489
*	Fraport AG Frankfurt Airport Services Worldwide	11,628	996,691
	Freenet AG	53,644	1,668,213
	Fresenius Medical Care AG (FME GR)	48,062	2,580,316
	Fresenius SE & Co. KGaA	48,965	2,817,591
	Friedrich Vorwerk Group SE	3,434	369,730
	FUCHS SE	9,228	327,336
	GEA Group AG	59,438	4,251,459
#	Gerresheimer AG	8,059	256,515
	Gesco SE	3,358	61,519
	GFT Technologies SE	9,166	188,298
*	Grand City Properties SA	12,851	163,635
	Grenke AG	5,838	100,589
	Hannover Rueck SE	11,514	3,286,999
Ω	Hapag-Lloyd AG	5,005	719,625
	Hawesko Holding SE	778	18,795
	Heidelberg Materials AG	30,124	7,067,196
#*	Heidelberger Druckmaschinen AG	86,261	194,548
	Hella GmbH & Co. KGaA	307	28,577
*	HelloFresh SE	48,887	396,306
	Henkel AG & Co. KGaA	12,889	962,467
#	Hensoldt AG	17,547	1,870,468
	HOCHTIEF AG	5,257	1,508,963
	Hornbach Holding AG & Co. KGaA	3,806	380,818
	HUGO BOSS AG	13,959	619,290
	Indus Holding AG	3,917	101,440
	Infineon Technologies AG (IFX GR)	219,558	8,714,893
	Init Innovation in Traffic Systems SE	1,931	104,088
Ω	Instone Real Estate Group SE	10,303	98,614

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	IVU Traffic Technologies AG	3,219	$76,118
	Jenoptik AG	12,788	288,829
Ω	JOST Werke SE	4,249	247,545
#	K&S AG	59,181	770,975
	KION Group AG	22,697	1,612,722
	Kloeckner & Co. SE	10,042	64,212
	Knorr-Bremse AG	19,436	1,808,480
*	Koenig & Bauer AG	4,757	72,999
#	Kontron AG	13,947	364,548
	Krones AG	6,122	889,211
	KWS Saat SE & Co. KGaA	3,782	291,530
	Lanxess AG	21,942	522,517
	LEG Immobilien SE	15,125	1,152,740
	Leifheit AG	2,142	36,783
*	LPKF Laser & Electronics SE	3,814	28,991
*	Medios AG	3,882	54,639
	Mercedes-Benz Group AG	45,834	2,973,918
	Merck KGaA	3,786	495,942
	MLP SE	29,957	245,870
	MTU Aero Engines AG	5,648	2,468,318
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,654	5,354,177
	Multitude PLC	915	7,198
	Mutares SE & Co. KGaA	5,859	187,032
	Nagarro SE	1,536	85,668
	Nemetschek SE	16,704	1,930,156
*	Nordex SE	33,573	991,435
	Norma Group SE	7,392	119,946
#	Patrizia SE	11,045	92,493
*	Pentixapharm Holding AG	3,524	6,259
	Pfeiffer Vacuum Technology AG	1,648	296,279
	ProCredit Holding AG	6,800	60,728
#	Puma SE (PUM GR)	15,305	325,428
*	PVA TePla AG	7,215	220,635
	PWO AG	638	21,481
*	q.beyond AG	24,466	24,054
#	Qiagen NV	42,552	1,996,498
	Rational AG	1,534	1,125,340
	Rheinmetall AG	6,001	11,796,671
#	RTL Group SA	12,174	470,051
	RWE AG	75,013	3,692,929
#	Salzgitter AG	7,562	245,401
	SAP SE (SAP GR)	18,493	4,809,518
	Schaeffler AG	43,525	353,118
	Schott Pharma AG & Co. KGaA	2,111	47,400

		Shares	Value»
GERMANY — (Continued)
Ω	Scout24 SE	7,542	$872,204
	Secunet Security Networks AG	327	75,120
#*	SFC Energy AG	2,801	51,070
#*	SGL Carbon SE	8,070	28,578
	Siemens AG (SIE GR)	18,211	5,160,946
*	Siemens Energy AG	46,535	5,797,577
Ω	Siemens Healthineers AG	10,407	583,312
#	Siltronic AG	2,705	167,044
	Sixt SE	4,885	429,429
#*	SMA Solar Technology AG	5,047	151,367
	Stabilus SE	5,944	149,222
	STRATEC SE	1,131	30,594
	Stroeer SE & Co. KGaA	9,378	410,326
	Suedzucker AG	19,604	216,211
#	SUSS MicroTec SE	5,570	178,994
	Symrise AG	28,049	2,319,624
	TAG Immobilien AG	47,432	787,415
	Takkt AG	9,190	47,726
*	Talanx AG	17,751	2,161,562
*Ω	TeamViewer SE	33,806	248,834
	Technotrans SE	1,819	74,772
	thyssenkrupp AG	150,287	1,574,908
*	Tkms AG& Co. KGaA	7,514	708,038
*	TUI AG	186,434	1,588,580
	United Internet AG	26,796	827,241
	Verbio SE	3,836	68,136
	Volkswagen AG	4,559	480,891
	Vonovia SE	49,695	1,493,614
	Vossloh AG	3,762	343,106
#	Wacker Chemie AG	3,425	270,131
	Wacker Neuson SE	12,005	261,395
	Washtec AG	3,925	186,797
*	Westwing Group SE	457	6,060
	Wuestenrot & Wuerttembergische AG	7,377	120,258
*Ω	Zalando SE	62,219	1,743,536
	Zeal Network SE	1,112	62,352

TOTAL GERMANY			232,203,901

GREECE — (0.2%)
	Aegean Airlines SA	12,199	185,168
*	Aktor SA Holding Co. Technical & Energy Projects	8,800	85,404
	Alpha Bank SA	283,602	1,111,778
	Athens Water Supply & Sewage Co. SA	5,285	42,296

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Autohellas Tourist & Trading SA	5,110	$65,161
	Avax SA	6,223	17,191
	Bank of Greece	5,652	96,462
	Ellaktor SA	28,588	51,298
#	ElvalHalcor SA	16,469	60,700
	Eurobank Ergasias Services & Holdings SA	167,181	628,869
*††	FF Group	1,384	0
	Fourlis Holdings SA	10,258	48,519
	GEK Terna SA	13,273	354,255
	Hellenic Exchanges - Athens Stock Exchange SA	7,855	56,489
	Hellenic Telecommunications Organization SA	13,560	254,640
	Helleniq Energy Holdings SA	31,775	279,478
	Holding Co. ADMIE IPTO SA	19,838	68,215
	Ideal Holdings SA	690	4,672
	Intracom Holdings SA	21,319	82,110
	Jumbo SA	18,366	582,802
	Kri-Kri Milk Industry SA	4,410	100,069
*	LAMDA Development SA	12,603	107,497
*	Metlen Energy & Metals PLC	12,414	629,082
	Motor Oil Hellas Corinth Refineries SA	18,487	554,010
	National Bank of Greece SA	48,124	707,359
	OPAP SA	9,527	196,963
	Piraeus Financial Holdings SA	99,191	774,702
	Piraeus Port Authority SA	1,557	77,171
	Public Power Corp. SA	13,772	239,180
	Quest Holdings SA	7,220	58,627
	Sarantis SA	4,363	63,426
	Thrace Plastics Holding & Co.	5,555	24,925
	Titan SA (TITC BB)	2,126	94,439
	Titan SA (TITC GA)	11,123	498,035

TOTAL GREECE			8,200,992

		Shares	Value»
HONG KONG — (1.1%)
	Aeon Credit Service Asia Co. Ltd.	80,000	$77,960
	AIA Group Ltd.	672,400	6,542,943
*	Allied Group Ltd.	128,000	39,581
	APAC Resources Ltd.	194,095	48,271
	Asia Financial Holdings Ltd.	72,000	40,744
	ASMPT Ltd.	61,000	642,073
	Bank of East Asia Ltd.	291,117	501,244
	Best Mart 360 Holdings Ltd.	96,000	25,690
	BOC Hong Kong Holdings Ltd.	285,000	1,400,410
*	Bright Smart Securities & Commodities Group Ltd.	374,000	468,409
Ω	Budweiser Brewing Co. APAC Ltd.	115,200	116,852
	Build King Holdings Ltd.	100,000	19,691
#	Cafe de Coral Holdings Ltd.	114,000	92,086
	Cathay Pacific Airways Ltd.	439,454	625,573
#*	Central New Energy Holding Group Ltd.	50,000	61,012
*	Chi Kan Holdings Ltd.	28,000	8,717
*	China Energy Development Holdings Ltd.	2,788,000	12,221
	China Motor Bus Co. Ltd.	2,400	18,144
*	China Star Entertainment Ltd.	900,000	251,421
	Chinese Estates Holdings Ltd.	189,000	31,799
	Chow Sang Sang Holdings International Ltd.	100,000	178,937
	CITIC Telecom International Holdings Ltd.	633,000	201,243
	CK Asset Holdings Ltd.	189,677	938,378
	CK Hutchison Holdings Ltd.	136,700	906,522
	CK Infrastructure Holdings Ltd.	61,500	400,018
*	CK Life Sciences International Holdings, Inc.	760,000	87,982

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	CLP Holdings Ltd.	97,500	$831,613
	C-Mer Medical Holdings Ltd.	166,000	38,895
#††	Convoy, Inc.	1,758,000	7,081
*	Cowell e Holdings, Inc.	38,000	150,962
Ω	Crystal International Group Ltd.	177,500	155,583
*	CSI Properties Ltd.	2,184,000	50,537
	CTF Services Ltd.	341,116	368,594
*††	CW Group Holdings Ltd.	193,500	0
	Dah Sing Banking Group Ltd.	141,600	200,445
	Dah Sing Financial Holdings Ltd.	59,600	275,580
*	Deep Source Holdings Ltd.	1,200,000	117,406
	Dickson Concepts International Ltd.	75,000	50,719
	Dream International Ltd.	20,000	25,081
	Eagle Nice International Holdings Ltd.	128,000	59,677
††	EcoGreen International Group Ltd.	50,000	2,293
*	Emperor Capital Group Ltd.	948,000	12,426
	Emperor Watch & Jewellery Ltd.	1,340,000	49,130
	Fairwood Holdings Ltd.	31,500	20,795
	Far East Consortium International Ltd.	542,901	53,113
	First Pacific Co. Ltd.	778,000	628,165
*Ω	FIT Hon Teng Ltd.	476,000	356,116
	FSE Lifestyle Services Ltd.	28,000	20,830
	Galaxy Entertainment Group Ltd.	225,000	1,121,024
	Giordano International Ltd.	430,000	81,839
#*††	Gold Financial Holdings Ltd.	184,000	0
	Great Eagle Holdings Ltd.	55,925	104,725
	G-Resources Group Ltd.	103,950	108,095
	Guoco Group Ltd.	2,000	19,936

		Shares	Value»
HONG KONG — (Continued)
#	Guotai Junan International Holdings Ltd.	931,000	$456,591
	Hang Lung Group Ltd.	252,000	479,529
	Hang Lung Properties Ltd.	605,029	673,725
	Hang Seng Bank Ltd.	47,300	922,111
	Henderson Land Development Co. Ltd.	140,909	495,683
	HK Electric Investments & HK Electric Investments Ltd.	394,000	306,240
*	HKR International Ltd.	302,560	42,237
	HKT Trust & HKT Ltd.	931,000	1,359,420
	Hong Kong & China Gas Co. Ltd.	783,168	728,857
	Hong Kong Exchanges & Clearing Ltd.	68,746	3,746,855
	Hong Kong Ferry Holdings Co. Ltd.	18,000	11,158
	Hong Kong Technology Venture Co. Ltd.	144,055	26,618
*	Hongkong & Shanghai Hotels Ltd.	173,683	137,346
Ω	Honma Golf Ltd.	53,500	22,931
	Hutchison Telecommunications Hong Kong Holdings Ltd.	548,000	76,814
	Hysan Development Co. Ltd.	91,000	188,530
	IGG, Inc.	228,000	114,287
Ω	Impro Precision Industries Ltd.	27,000	17,379
*	IPE Group Ltd.	180,000	19,049
	Jacobson Pharma Corp. Ltd.	70,000	13,046
#	Johnson Electric Holdings Ltd.	117,755	552,542
	K Wah International Holdings Ltd.	367,072	104,360
	Karrie International Holdings Ltd.	112,000	40,758
	Kerry Properties Ltd.	173,500	437,301
	KLN Logistics Group Ltd.	150,000	138,822

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Kowloon Development Co. Ltd.	154,307	$75,088
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	509,228	33,444
	Liu Chong Hing Investment Ltd.	84,000	47,354
	Luk Fook Holdings International Ltd.	104,000	332,511
	Man Wah Holdings Ltd.	603,600	368,488
*	Melco International Development Ltd.	25,500	15,319
	MGM China Holdings Ltd.	138,400	265,096
*††	MH Development NPV	24,000	0
*	Midland Holdings Ltd.	140,000	39,506
	Miramar Hotel & Investment	79,000	99,238
	Modern Dental Group Ltd.	140,000	94,102
*	Modern Innovative Digital Technology Co. Ltd.	1,200,000	17,850
*	Mongolian Mining Corp.	183,000	266,689
#	MTR Corp. Ltd.	150,333	551,525
	NagaCorp Ltd.	330,811	221,818
*	New World Development Co. Ltd.	424,952	393,350
*††	NewOcean Energy Holdings Ltd.	370,000	0
#	Nissin Foods Co. Ltd.	65,000	56,147
	Oriental Watch Holdings	155,596	68,085
*	Oshidori International Holdings Ltd.	1,594,198	102,981
#	Pacific Basin Shipping Ltd.	2,087,000	691,209
#	Pacific Textiles Holdings Ltd.	295,000	55,056
	Paradise Entertainment Ltd.	8,000	793
	PAX Global Technology Ltd.	292,000	200,053
	PC Partner Group Ltd.	102,000	81,616
	PCCW Ltd.	1,216,658	869,143
	Perfect Medical Health Management Ltd.	124,000	22,020

		Shares	Value»
HONG KONG — (Continued)
	Pico Far East Holdings Ltd.	286,000	$96,523
*	Planetree International Development Ltd.	42,000	10,528
	Plover Bay Technologies Ltd.	104,000	85,789
	Power Assets Holdings Ltd.	75,500	479,632
	PRADA SpA	59,500	351,125
*	Public Financial Holdings Ltd.	144,000	23,754
Ω	Regina Miracle International Holdings Ltd.	81,000	21,232
	Sa Sa International Holdings Ltd.	480,000	38,301
Ω	Samsonite Group SA	370,800	775,365
	Sands China Ltd.	145,600	379,471
	SAS Dragon Holdings Ltd.	88,000	52,922
	SEA Holdings Ltd.	36,582	6,060
*	Shandong Hi-Speed Holdings Group Ltd.	153,000	40,626
#	Shangri-La Asia Ltd.	396,000	247,125
*	Shenwan Hongyuan HK Ltd.	110,000	23,309
*	Shun Tak Holdings Ltd.	546,000	51,358
	Singamas Container Holdings Ltd.	570,000	47,604
	Sino Land Co. Ltd.	765,955	951,420
	SITC International Holdings Co. Ltd.	410,000	1,512,764
#*	SJM Holdings Ltd.	210,499	76,606
	SmarTone Telecommunications Holdings Ltd.	119,000	73,921
*	Solomon Systech International Ltd.	524,000	33,652
*	Soundwill Holdings Ltd.	41,000	31,792
	Stella International Holdings Ltd.	180,500	383,740
	Sun Hung Kai & Co. Ltd.	165,000	81,949
	Sun Hung Kai Properties Ltd.	65,500	797,055
	SUNeVision Holdings Ltd.	246,000	191,078
	Swire Pacific Ltd. (19 HK), Class A	73,000	602,930

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Swire Pacific Ltd. (87 HK), Class B	102,500	$151,879
	Swire Properties Ltd.	71,600	195,058
	TAI Cheung Holdings Ltd.	108,000	44,239
	Tai Hing Group Holdings Ltd.	133,000	19,163
*	Taung Gold International Ltd.	170,000	14,399
	Techtronic Industries Co. Ltd.	128,500	1,498,825
*	Television Broadcasts Ltd.	110,900	47,343
	Texhong International Group Ltd.	122,000	71,577
	Texwinca Holdings Ltd.	332,000	33,346
	Town Health International Medical Group Ltd.	254,000	8,982
	Tradelink Electronic Commerce Ltd.	290,000	38,063
	Transport International Holdings Ltd.	90,790	125,001
#	Truly International Holdings Ltd.	596,000	87,357
	United Laboratories International Holdings Ltd.	452,000	731,807
*††	Untrade.Genting	188,000	0
	Value Partners Group Ltd.	303,000	95,786
	Vitasoy International Holdings Ltd.	172,000	168,220
*	Viva Goods Co. Ltd.	480,000	36,442
*	Vobile Group Ltd.	236,000	157,317
	VSTECS Holdings Ltd.	326,000	403,636
	VTech Holdings Ltd.	53,400	435,514
Ω	WH Group Ltd.	2,130,632	2,049,490
	Wharf Real Estate Investment Co. Ltd.	201,000	572,090
	Wing Tai Properties Ltd.	52,000	11,190
	Wynn Macau Ltd.	292,400	248,629
*	Xingye Alloy Materials Group Ltd.	86,000	10,996
#	Xinyi Glass Holdings Ltd.	681,303	796,804
	YesAsia Holdings Ltd.	32,000	20,581
	Yue Yuen Industrial Holdings Ltd.	229,000	419,979

		Shares	Value»
HONG KONG — (Continued)
#*	Yunfeng Financial Group Ltd.	256,000	$137,920

TOTAL HONG KONG			50,828,515

HUNGARY — (0.1%)
*	4iG Nyrt	16,803	200,731
	ANY Security Printing Co.	806	16,764
	Magyar Telekom Telecommunications PLC	100,745	528,021
	MOL Hungarian Oil & Gas PLC	69,463	611,053
	Opus Global Nyrt	27,448	44,596
	OTP Bank Nyrt	21,980	2,098,110
	Richter Gedeon Nyrt	6,597	203,214

TOTAL HUNGARY			3,702,489

INDIA — (5.2%)
	360 ONE WAM Ltd.	36,444	444,882
	3M India Ltd.	64	21,319
	Aarti Drugs Ltd.	15,323	84,628
	Aarti Industries Ltd.	36,607	156,999
	Aarti Pharmalabs Ltd.	11,960	114,120
*	Aavas Financiers Ltd.	4,162	77,307
	ABB India Ltd.	3,063	180,172
	Abbott India Ltd.	863	282,020
	ACC Ltd.	10,913	230,788
	Accelya Solutions India Ltd.	740	11,562
	Action Construction Equipment Ltd.	11,951	148,246
*	Adani Energy Solutions Ltd.	18,111	199,738
	Adani Enterprises Ltd.	2,174	60,544
*	Adani Green Energy Ltd.	6,163	78,773
	Adani Ports & Special Economic Zone Ltd.	44,017	719,357
*	Adani Power Ltd.	385,710	685,485
	Adani Total Gas Ltd.	15,559	110,330
	ADF Foods Ltd.	11,330	28,217
*	Aditya Birla Capital Ltd.	190,334	697,134
*	Aditya Birla Fashion & Retail Ltd.	37,022	33,840
*	Aditya Birla Lifestyle Brands Ltd.	37,022	55,757
	Aditya Birla Real Estate Ltd.	10,267	218,644

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Advanced Enzyme Technologies Ltd.	14,719	$50,879
	Advent Hotels International Pvt Ltd.	2,448	8,623
	Aegis Logistics Ltd.	45,524	382,537
	AGI Greenpac Ltd.	11,207	103,738
	Ahluwalia Contracts India Ltd.	9,019	96,325
	AIA Engineering Ltd.	10,045	369,253
	Ajanta Pharma Ltd.	17,411	484,441
	Ajmera Realty & Infra India Ltd.	1,123	13,532
	Akzo Nobel India Ltd.	2,300	84,153
	Alembic Ltd.	28,091	31,497
	Alembic Pharmaceuticals Ltd.	24,680	249,878
	Alkem Laboratories Ltd.	6,176	381,642
	Alkyl Amines Chemicals	3,302	69,024
	Allcargo Logistics Ltd.	78,973	30,522
	Allied Digital Services Ltd.	4,502	9,235
	Amara Raja Energy & Mobility Ltd.	20,590	233,031
	Ambuja Cements Ltd.	59,988	381,733
	Anant Raj Ltd.	34,045	246,811
	Andhra Sugars Ltd.	28,073	25,768
	Angel One Ltd.	5,945	167,087
	Anup Engineering Ltd.	1,045	27,300
	Apar Industries Ltd.	4,455	434,803
	Apcotex Industries Ltd.	3,910	15,715
	APL Apollo Tubes Ltd.	38,497	778,769
	Apollo Hospitals Enterprise Ltd.	13,609	1,177,056
	Apollo Tyres Ltd.	127,582	720,044
	Arvind Fashions Ltd.	19,213	108,662
	Arvind Ltd.	61,309	221,005
	Asahi India Glass Ltd.	21,844	226,744
	Ashapura Minechem Ltd.	7,479	56,050
	Ashiana Housing Ltd.	8,633	27,227
	Ashok Leyland Ltd.	705,994	1,123,255
*	Ashoka Buildcon Ltd.	45,156	104,415
	Asian Paints Ltd.	22,765	643,607
Ω	Aster DM Healthcare Ltd.	42,764	326,490
	Astra Microwave Products Ltd.	16,150	189,720

		Shares	Value»
INDIA — (Continued)
	Astral Ltd.	15,673	$255,439
	AstraZeneca Pharma India Ltd.	1,165	124,785
	Atul Ltd.	3,410	221,699
Ω	AU Small Finance Bank Ltd.	27,468	270,821
	Aurobindo Pharma Ltd.	93,734	1,207,790
	Automotive Axles Ltd.	1,309	25,040
	Avanti Feeds Ltd.	11,662	91,524
*Ω	Avenue Supermarts Ltd.	1,757	82,141
	Axis Bank Ltd. (AXSB IN)	231,314	3,208,759
*	AXISCADES Technologies Ltd.	4,798	86,583
	Bajaj Auto Ltd.	5,840	585,194
*	Bajaj Consumer Care Ltd.	6,656	20,770
	Bajaj Finance Ltd.	284,946	3,353,638
	Bajaj Finserv Ltd.	24,550	577,470
*	Bajaj Hindusthan Sugar Ltd.	308,050	76,576
	Bajaj Holdings & Investment Ltd.	5,386	747,097
	Balaji Amines Ltd.	2,692	42,584
	Balkrishna Industries Ltd.	18,116	465,947
	Balmer Lawrie & Co. Ltd.	31,202	70,781
	Balrampur Chini Mills Ltd.	63,257	326,460
	Banco Products India Ltd.	13,958	111,557
Ω	Bandhan Bank Ltd.	81,388	143,284
	Bank of Baroda	192,236	601,680
	Bank of India	99,928	157,526
	Bank of Maharashtra	340,405	226,549
	Bannari Amman Sugars Ltd.	790	32,010
	BASF India Ltd.	3,176	157,737
	Bata India Ltd.	11,145	133,971
	Bayer CropScience Ltd.	2,238	122,928
	BCL Industries Ltd.	25,237	11,310
	BEML Ltd.	2,685	132,607
	Berger Paints India Ltd.	41,751	254,473
*	BF Utilities Ltd.	4,868	40,320
	Bhansali Engineering Polymers Ltd.	21,684	24,078
	Bharat Bijlee Ltd.	2,736	93,189
	Bharat Dynamics Ltd.	2,585	44,637

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bharat Electronics Ltd.	289,753	$1,389,754
	Bharat Forge Ltd.	56,042	833,026
	Bharat Heavy Electricals Ltd.	171,255	509,716
	Bharat Petroleum Corp. Ltd.	154,900	620,368
	Bharat Rasayan Ltd.	275	33,518
*	Bharat Wire Ropes Ltd.	6,995	15,617
	Bharti Airtel Ltd.	234,504	5,448,190
	Biocon Ltd.	14,258	59,874
	Birla Corp. Ltd.	9,881	130,379
	BirlaNu Ltd.	1,370	29,519
	Birlasoft Ltd.	56,177	234,520
	Black Box Ltd.	6,786	40,454
	Blue Dart Express Ltd.	1,828	133,695
	Blue Star Ltd.	18,366	398,899
	Bombay Burmah Trading Co.	5,642	125,988
	Bombay Dyeing & Manufacturing Co. Ltd.	28,403	52,449
*	Borosil Ltd.	2,074	7,985
*	Borosil Scientific Ltd.	1,555	2,399
	Bosch Ltd.	334	140,165
	Brigade Enterprises Ltd.	28,660	334,315
*	Brightcom Group Ltd.	2,124	326
	Britannia Industries Ltd.	12,482	822,424
	BSE Ltd.	30,483	851,940
*	Camlin Fine Sciences Ltd.	5,254	11,530
	Can Fin Homes Ltd.	29,945	290,818
	Canara Bank	392,098	603,271
	Cantabil Retail India Ltd.	4,199	12,296
*	Capacit’e Infraprojects Ltd.	8,742	28,118
	Caplin Point Laboratories Ltd.	7,151	163,278
	Carborundum Universal Ltd.	20,508	208,594
	Care Ratings Ltd.	5,502	99,041
*	Cartrade Tech Ltd.	2,615	88,303
	Carysil Ltd.	1,277	13,429
	Castrol India Ltd.	122,027	267,753
	CCL Products India Ltd.	29,206	283,372
	CE Info Systems Ltd.	2,255	46,088
	Ceat Ltd.	9,078	411,734

		Shares	Value»
INDIA — (Continued)
	Cemindia Projects Ltd.	28,429	$260,096
	Central Depository Services India Ltd.	36,509	654,113
	Centum Electronics Ltd.	361	10,290
	Century Enka Ltd.	5,766	30,159
	Century Plyboards India Ltd.	21,503	182,334
	Cera Sanitaryware Ltd.	1,968	138,429
	CESC Ltd.	157,900	319,760
	CG Power & Industrial Solutions Ltd.	87,042	720,890
*	Chalet Hotels Ltd.	7,284	77,891
	Chambal Fertilisers & Chemicals Ltd.	65,205	353,110
*	Chemplast Sanmar Ltd.	7,729	34,643
	Chennai Petroleum Corp. Ltd.	12,277	134,183
*	Choice International Ltd.	10,011	94,158
	Cholamandalam Financial Holdings Ltd.	31,559	676,707
	Cholamandalam Investment & Finance Co. Ltd.	88,373	1,692,991
	CIE Automotive India Ltd.	39,842	193,118
	Cipla Ltd.	103,155	1,744,565
	City Union Bank Ltd.	137,091	347,927
	CMS Info Systems Ltd.	2,724	11,424
	Coal India Ltd.	102,625	449,570
Ω	Cochin Shipyard Ltd.	4,869	98,157
	Coforge Ltd.	40,225	808,223
*	Cohance Lifesciences Ltd.	47,775	403,799
	Colgate-Palmolive India Ltd.	23,255	589,278
	Computer Age Management Services Ltd.	15,653	691,659
	Confidence Petroleum India Ltd.	13,575	6,340
	Container Corp. of India Ltd.	57,278	352,806
	Coromandel International Ltd.	36,743	883,749
	Cosmo First Ltd.	5,608	52,400

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	CreditAccess Grameen Ltd.	8,631	$137,078
	CRISIL Ltd.	6,494	361,032
	Crompton Greaves Consumer Electricals Ltd.	130,930	416,867
*	CSB Bank Ltd.	12,954	60,549
	Cummins India Ltd.	10,803	528,990
	Cyient Ltd.	19,478	255,583
*Ω	D.P. Abhushan Ltd.	235	3,730
	Dabur India Ltd.	29,050	159,661
	Dalmia Bharat Ltd.	15,075	356,116
*	Dalmia Bharat Refractories Ltd.	148	0
	Dalmia Bharat Sugar & Industries Ltd.	7,147	27,840
	Datamatics Global Services Ltd.	3,343	35,137
	DB Corp. Ltd.	17,516	52,948
	DCB Bank Ltd.	64,869	115,493
	DCM Shriram Industries Ltd.	4,675	9,189
	DCM Shriram Ltd.	19,345	279,621
	DCW Ltd.	49,031	34,944
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	334,509
	Deepak Nitrite Ltd.	12,191	236,570
	Delta Corp. Ltd.	32,285	28,321
	Dhanuka Agritech Ltd.	5,532	85,012
*	Digitide Solutions Ltd.	19,671	35,293
Ω	Dilip Buildcon Ltd.	9,515	53,012
*	Dish TV India Ltd.	343,258	17,207
*	Dishman Carbogen Amcis Ltd.	23,993	78,741
	Divi’s Laboratories Ltd.	6,321	480,737
	Dixon Technologies India Ltd.	7,880	1,374,087
	DLF Ltd.	58,375	497,920
	Dollar Industries Ltd.	2,788	11,221
Ω	Dr. Lal PathLabs Ltd.	10,564	373,633
#	Dr. Reddy’s Laboratories Ltd., ADR	75,557	1,004,153
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	76,660	1,031,824
	Dwarikesh Sugar Industries Ltd.	22,415	10,967
	Dynamatic Technologies Ltd.	928	82,608
	eClerx Services Ltd.	13,635	726,454

		Shares	Value»
INDIA — (Continued)
	Edelweiss Financial Services Ltd.	141,455	$180,501
	Eicher Motors Ltd.	14,278	1,127,122
*	EID Parry India Ltd.	27,575	333,985
	EIH Associated Hotels	7,004	30,091
	EIH Ltd.	48,193	211,494
	Eimco Elecon India Ltd.	301	6,333
	Elecon Engineering Co. Ltd.	18,744	118,307
	Electrosteel Castings Ltd.	126,163	129,802
	Elgi Equipments Ltd.	36,135	202,234
	Emami Ltd.	64,593	388,340
*	Embassy Developments Ltd.	108,361	113,767
Ω	Endurance Technologies Ltd.	6,331	202,365
	Engineers India Ltd.	88,087	199,633
	Epigral Ltd.	4,041	76,884
	EPL Ltd.	35,420	80,441
*Ω	Equitas Small Finance Bank Ltd.	103,405	66,533
Ω	Eris Lifesciences Ltd.	11,309	203,397
	ESAB India Ltd.	1,538	84,874
	Escorts Kubota Ltd.	7,522	320,177
*	Eternal Ltd.	99,545	355,548
	Eveready Industries India Ltd.	747	3,182
	Everest Industries Ltd.	1,905	12,684
	Excel Industries Ltd.	1,267	15,970
	Exide Industries Ltd.	132,617	570,678
	Fairchem Organics Ltd.	494	4,225
	FDC Ltd.	17,971	93,842
	Federal Bank Ltd.	595,372	1,585,846
*	Federal-Mogul Goetze India Ltd.	2,733	14,132
	FIEM Industries Ltd.	3,998	93,818
	Filatex India Ltd.	59,200	42,208
	Fine Organic Industries Ltd.	1,971	98,320
	Fineotex Chemical Ltd.	242,750	81,572
	Finolex Cables Ltd.	22,825	202,217
	Finolex Industries Ltd.	77,237	163,018
	Firstsource Solutions Ltd.	78,315	312,186
	Force Motors Ltd.	3,168	631,419
	Fortis Healthcare Ltd.	67,018	773,115
	Gabriel India Ltd.	27,470	392,878

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	GAIL India Ltd. (GAIL IN)	498,685	$1,022,810
	Galaxy Surfactants Ltd.	2,459	61,723
	Ganesh Housing Ltd.	5,906	55,100
	Ganesha Ecosphere Ltd.	592	8,058
	Garware Technical Fibres Ltd.	20,415	175,340
	Gateway Distriparks Ltd.	110,836	79,801
	GE Vernova T&D India Ltd.	16,366	558,774
	Geojit Financial Services Ltd.	22,705	18,930
	GHCL Ltd.	23,955	171,774
	GHCL Textiles Ltd.	23,955	20,888
	GIC Housing Finance Ltd.	18,109	35,676
	Gillette India Ltd.	2,294	232,713
	GlaxoSmithKline Pharmaceuticals Ltd.	8,551	252,133
	Glenmark Pharmaceuticals Ltd.	17,558	373,881
	Global Health Ltd.	4,856	71,543
	GMM Pfaudler Ltd.	1,759	25,584
*	GMR Airports Ltd.	217,718	229,752
	GOCL Corp. Ltd.	2,447	9,738
	Godawari Power & Ispat Ltd.	75,403	239,244
	Godfrey Phillips India Ltd.	16,695	579,332
Ω	Godrej Agrovet Ltd.	5,445	40,765
	Godrej Consumer Products Ltd.	35,807	451,494
*	Godrej Industries Ltd.	20,703	258,933
*	Godrej Properties Ltd.	7,841	201,705
	Goldiam International Ltd.	61	246
	Granules India Ltd.	56,623	361,096
	Graphite India Ltd.	27,037	189,634
	Grasim Industries Ltd.	47,552	1,552,196
	Grauer & Weil India Ltd.	25,612	24,448
	Gravita India Ltd.	5,903	110,694
	Great Eastern Shipping Co. Ltd.	37,226	460,215
	Greaves Cotton Ltd.	36,228	92,928
	Greenlam Industries Ltd.	14,666	43,752
	Greenpanel Industries Ltd.	16,581	53,438

		Shares	Value»
INDIA — (Continued)
	Greenply Industries Ltd.	16,548	$56,851
	Grindwell Norton Ltd.	8,987	170,063
	Gufic Biosciences Ltd.	1,603	5,883
	Gujarat Alkalies & Chemicals Ltd.	11,750	75,670
	Gujarat Ambuja Exports Ltd.	72,824	86,508
	Gujarat Fluorochemicals Ltd.	6,700	282,605
	Gujarat Gas Ltd.	24,930	114,513
	Gujarat Industries Power Co. Ltd.	12,468	25,606
	Gujarat Mineral Development Corp. Ltd.	43,682	291,446
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	24,079	136,191
	Gujarat Pipavav Port Ltd.	71,936	135,001
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	141,063
	Gujarat State Petronet Ltd.	109,563	381,642
	Gulf Oil Lubricants India Ltd.	4,483	62,421
Ω	Harsha Engineers Ltd.	3,373	15,267
	Hatsun Agro Product Ltd.	16,439	204,741
	Havells India Ltd.	35,679	599,201
	HBL Engineering Ltd.	65,276	736,605
	HCL Technologies Ltd.	125,194	2,170,139
Ω	HDFC Asset Management Co. Ltd.	12,817	775,924
	HDFC Bank Ltd.	568,274	6,322,708
Ω	HDFC Life Insurance Co. Ltd.	22,041	181,338
*	HealthCare Global Enterprises Ltd.	9,266	77,947
	HEG Ltd.	29,265	194,053
	HeidelbergCement India Ltd.	24,203	53,399
	Heritage Foods Ltd.	15,124	82,185
	Hero MotoCorp Ltd. (HMCL IN)	29,861	1,865,950

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hester Biosciences Ltd.	1,115	$20,082
*	Heubach Colorants India Ltd.	1,829	10,652
	HFCL Ltd.	235,479	194,649
	HG Infra Engineering Ltd.	5,215	53,991
	Hikal Ltd.	13,133	35,342
	Himadri Speciality Chemical Ltd.	61,530	332,677
	Himatsingka Seide Ltd.	8,151	11,381
	Hindalco Industries Ltd.	279,844	2,672,719
	Hinduja Global Solutions Ltd.	6,335	37,053
	Hindustan Aeronautics Ltd.	25,408	1,341,098
	Hindustan Copper Ltd.	65,061	249,056
*	Hindustan Oil Exploration Co. Ltd.	11,080	19,122
	Hindustan Petroleum Corp. Ltd.	141,325	756,071
	Hindustan Unilever Ltd.	36,054	999,546
	Hitachi Energy India Ltd.	598	119,543
	HI-Tech Pipes Ltd.	12,979	16,727
Ω	Home First Finance Co. India Ltd.	2,525	33,989
	Honda India Power Products Ltd.	1,245	36,585
	HPL Electric & Power Ltd.	2,975	14,830
	Huhtamaki India Ltd.	7,123	19,549
	ICICI Bank Ltd. (IBN US), Sponsored ADR	255,427	7,739,438
	ICICI Bank Ltd. (ICICIBC IN)	128,348	1,945,101
Ω	ICICI Lombard General Insurance Co. Ltd.	10,884	245,378
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	115,065
	ICRA Ltd.	930	67,051
	IDFC First Bank Ltd.	1,106,981	1,018,400
*	IFB Industries Ltd.	1,075	22,642
	IIFL Capital Services Ltd.	40,597	156,908
*	IIFL Finance Ltd.	61,664	371,271

		Shares	Value»
INDIA — (Continued)
*	India Cements Ltd.	40,895	$184,861
	India Glycols Ltd.	9,152	99,624
	India Nippon Electricals Ltd.	818	8,844
	India Power Corp. Ltd.	95,714	12,721
	Indian Bank	65,141	630,139
Ω	Indian Energy Exchange Ltd.	127,492	199,900
	Indian Hotels Co. Ltd.	59,960	502,828
	Indian Metals & Ferro Alloys Ltd.	2,769	37,444
	Indian Oil Corp. Ltd.	177,575	332,076
	Indian Railway Catering & Tourism Corp. Ltd.	39,483	319,196
Ω	Indian Railway Finance Corp. Ltd.	141,713	196,659
	Indo Count Industries Ltd.	29,913	95,937
	Indoco Remedies Ltd.	6,213	19,623
	Indraprastha Gas Ltd.	124,532	296,865
*	Indus Towers Ltd.	268,556	1,101,883
*	IndusInd Bank Ltd.	35,507	317,764
*	Infibeam Avenues Ltd.	423,812	86,386
	Info Edge India Ltd.	49,675	768,951
	Infosys Ltd. (INFO IN)	301,896	5,028,861
	Ingersoll Rand India Ltd.	2,188	93,832
*	Inox Wind Ltd.	48,433	84,398
*	Insecticides India Ltd.	1,658	13,521
	Intellect Design Arena Ltd.	19,043	241,762
Ω	InterGlobe Aviation Ltd.	14,591	927,835
	IOL Chemicals & Pharmaceuticals Ltd.	44,275	46,051
	ION Exchange India Ltd.	9,414	42,417
	Ipca Laboratories Ltd.	27,394	391,818
	IRB Infrastructure Developers Ltd.	370,150	187,107
Ω	IRCON International Ltd.	85,488	163,095
	ISGEC Heavy Engineering Ltd.	2,547	25,117
*	ITC Hotels Ltd.	27,884	68,105
	ITC Ltd.	355,636	1,681,811
	J Kumar Infraprojects Ltd.	13,517	100,693
	Jagran Prakashan Ltd.	29,376	23,996

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jai Corp. Ltd.	15,752	$29,262
*	Jain Irrigation Systems Ltd.	105,210	60,792
*	Jaiprakash Power Ventures Ltd.	829,868	168,476
	Jammu & Kashmir Bank Ltd.	143,210	171,101
	Jamna Auto Industries Ltd.	27,803	29,629
	JB Chemicals & Pharmaceuticals Ltd.	19,659	371,402
	JBM Auto Ltd.	4,806	35,912
	Jindal Poly Films Ltd.	2,062	13,179
	Jindal Saw Ltd.	136,410	269,662
	Jindal Stainless Ltd.	171,783	1,458,254
	Jindal Steel Ltd.	101,206	1,216,891
	Jio Financial Services Ltd.	235,961	816,332
	JK Cement Ltd.	9,251	648,987
	JK Lakshmi Cement Ltd.	16,149	158,310
	JK Paper Ltd.	35,115	157,847
	JK Tyre & Industries Ltd.	44,973	218,274
	JM Financial Ltd.	126,883	233,983
	JSW Energy Ltd.	37,102	220,524
	JSW Steel Ltd.	46,635	634,355
	JTEKT India Ltd.	17,667	31,029
	Jubilant Foodworks Ltd.	100,705	680,250
	Jubilant Ingrevia Ltd.	25,905	201,216
	Jubilant Pharmova Ltd.	24,138	296,245
*	Just Dial Ltd.	7,669	66,704
	Jyothy Labs Ltd.	35,223	124,925
	Kajaria Ceramics Ltd.	31,869	431,138
	Kalpataru Projects International Ltd.	26,041	368,170
	Kalyan Jewellers India Ltd.	20,187	115,942
	Kalyani Steels Ltd.	8,932	87,201
	Kansai Nerolac Paints Ltd.	18,894	53,003
	Karnataka Bank Ltd.	111,612	225,586
	Karur Vysya Bank Ltd.	195,535	536,444
	Kaveri Seed Co. Ltd.	8,491	99,659
	KCP Ltd.	18,420	42,326
	KDDL Ltd.	536	15,108
	KEC International Ltd.	39,834	366,555
	KEI Industries Ltd.	14,956	677,960
*	Kellton Tech Solutions Ltd.	53,725	13,273

		Shares	Value»
INDIA — (Continued)
	Kennametal India Ltd.	1,297	$30,464
	Kewal Kiran Clothing Ltd.	3,299	19,209
*	Kiri Industries Ltd.	4,565	27,379
	Kirloskar Brothers Ltd.	6,585	139,230
	Kirloskar Oil Engines Ltd.	20,099	226,185
	Kirloskar Pneumatic Co. Ltd.	1,534	19,338
	KNR Constructions Ltd.	46,328	94,728
*	Kolte-Patil Developers Ltd.	10,501	50,677
	Kotak Mahindra Bank Ltd.	41,331	980,618
	KPIT Technologies Ltd.	47,929	630,180
	KPR Mill Ltd.	43,921	528,672
	KRBL Ltd.	12,438	52,315
*Ω	Krishna Institute of Medical Sciences Ltd.	14,480	117,528
	Krsnaa Diagnostics Ltd.	3,815	33,356
	KSB Ltd.	19,515	174,307
	L&T Finance Ltd.	231,511	705,268
Ω	L&T Technology Services Ltd.	4,790	221,832
	LA Opala RG Ltd.	1,909	4,934
	Larsen & Toubro Ltd.	27,381	1,241,504
Ω	Laurus Labs Ltd.	57,587	619,380
	Laxmi Organic Industries Ltd.	3,180	6,990
*Ω	Lemon Tree Hotels Ltd.	47,536	88,298
	LG Balakrishnan & Bros Ltd.	7,963	127,339
	LIC Housing Finance Ltd.	110,169	710,053
	Lincoln Pharmaceuticals Ltd.	1,483	8,930
	Linde India Ltd.	2,015	136,350
	LMW Ltd.	716	126,828
	LT Foods Ltd.	41,256	195,330
Ω	LTIMindtree Ltd.	14,151	904,463
	Lumax Auto Technologies Ltd.	10,082	128,287
	Lumax Industries Ltd.	1,052	58,979
	Lupin Ltd.	62,163	1,380,698
	LUX Industries Ltd.	1,387	19,976
	Mahanagar Gas Ltd.	10,030	143,760

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Maharashtra Scooters Ltd.	487	$82,791
	Maharashtra Seamless Ltd.	18,958	121,427
	Mahindra & Mahindra Financial Services Ltd.	180,392	640,940
	Mahindra & Mahindra Ltd.	71,093	2,794,406
*	Mahindra Holidays & Resorts India Ltd.	34,822	129,009
	Mahindra Lifespace Developers Ltd.	37,878	164,801
Ω	Mahindra Logistics Ltd.	13,140	52,013
	Maithan Alloys Ltd.	2,030	25,278
*	Man Industries India Ltd.	2,266	10,526
	Man Infraconstruction Ltd.	30,854	51,548
	Manali Petrochemicals Ltd.	12,348	10,282
	Manappuram Finance Ltd.	235,523	718,167
	Mangalam Cement Ltd.	2,293	20,091
*	Mangalore Refinery & Petrochemicals Ltd.	27,248	50,861
	Marico Ltd.	102,266	831,349
	Marksans Pharma Ltd.	74,161	152,836
	Maruti Suzuki India Ltd.	4,897	890,112
Ω	MAS Financial Services Ltd.	17,424	59,847
	Mastek Ltd.	4,519	108,827
*	Max Estates Ltd.	2,346	12,384
	Max Healthcare Institute Ltd.	28,599	370,099
*	Max India Ltd.	3,390	8,163
	Mayur Uniquoters Ltd.	8,317	50,467
	Mazagon Dock Shipbuilders Ltd.	4,176	128,658
Ω	Medi Assist Healthcare Services Ltd.	3,525	22,429
*	Meghmani Organics Ltd.	33,015	30,006
*Ω	Metropolis Healthcare Ltd.	7,189	160,123
	Minda Corp. Ltd.	11,926	75,710

		Shares	Value»
INDIA — (Continued)
Ω	Mishra Dhatu Nigam Ltd.	5,601	$24,216
	MM Forgings Ltd.	7,250	25,298
	MOIL Ltd.	22,181	91,359
	Monte Carlo Fashions Ltd.	3,649	28,767
	Morepen Laboratories Ltd.	106,810	57,255
	Motherson Sumi Wiring India Ltd.	781,025	414,161
	Motilal Oswal Financial Services Ltd.	49,532	544,556
	Mphasis Ltd.	33,542	1,040,924
	MPS Ltd.	256	6,250
	MRF Ltd.	693	1,232,775
	Mrs Bectors Food Specialities Ltd.	6,046	90,943
	MSTC Ltd.	7,750	47,132
	Muthoot Finance Ltd.	53,243	1,915,086
*	Nalwa Sons Investments Ltd.	187	15,208
	Narayana Hrudayalaya Ltd.	24,947	492,611
	Natco Pharma Ltd.	20,784	191,778
	National Aluminium Co. Ltd.	319,195	840,345
	National Fertilizers Ltd.	35,078	36,963
	Nava Ltd.	55,260	385,061
	Navneet Education Ltd.	38,450	69,829
*	Nazara Technologies Ltd.	16,360	48,966
	NCC Ltd.	133,271	319,472
	NCL Industries Ltd.	8,249	18,324
	NELCO Ltd.	3,872	37,807
	Neogen Chemicals Ltd.	1,069	17,335
	NESCO Ltd.	8,606	132,996
	Nestle India Ltd.	46,162	661,773
	Neuland Laboratories Ltd.	1,127	209,939
	Newgen Software Technologies Ltd.	4,385	47,930
	NHPC Ltd.	332,705	317,734
	NIIT Learning Systems Ltd.	25,172	92,940
	NIIT Ltd.	36,661	43,041
	Nilkamal Ltd.	2,650	45,057
Ω	Nippon Life India Asset Management Ltd.	24,720	243,473
	Nitin Spinners Ltd.	8,550	32,226

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NLC India Ltd.	66,590	$195,963
	NMDC Ltd.	788,721	672,054
*	NMDC Steel Ltd.	262,907	127,071
	NOCIL Ltd.	34,528	71,878
	Novartis India Ltd.	1,821	17,752
	NRB Bearings Ltd.	20,512	63,242
	NTPC Ltd.	245,260	928,891
	Nucleus Software Exports Ltd.	3,058	34,668
	Nuvama Wealth Management Ltd.	1,578	126,502
	Oberoi Realty Ltd.	36,793	736,135
	Oil & Natural Gas Corp. Ltd.	110,895	319,653
	Oil India Ltd.	85,333	416,773
*	Onesource Specialty Pharma Ltd.	9,739	202,853
	Oracle Financial Services Software Ltd.	5,536	531,188
	Orient Cement Ltd.	25,342	61,136
	Orient Electric Ltd.	25,426	60,935
*	Orient Green Power Co. Ltd.	135,608	21,405
	Oriental Hotels Ltd.	5,689	7,884
	Page Industries Ltd.	938	431,423
	Paisalo Digital Ltd.	133,713	57,044
	Panama Petrochem Ltd.	5,121	15,389
Ω	Parag Milk Foods Ltd., Class F	9,183	32,146
	Patanjali Foods Ltd.	17,649	119,778
*	Patel Engineering Ltd.	121,503	51,057
*	PB Fintech Ltd.	11,473	230,372
*	PC Jeweller Ltd.	661,290	86,672
	PCBL Chemical Ltd.	61,168	249,208
*	Peninsula Land Ltd.	4,741	1,850
*	Pennar Industries Ltd.	19,375	57,023
	Persistent Systems Ltd.	21,594	1,438,109
	Petronet LNG Ltd.	271,281	858,847
	PG Electroplast Ltd.	15,159	97,433
	Phoenix Mills Ltd.	23,628	449,816
	PI Industries Ltd.	13,700	552,162
	Pidilite Industries Ltd.	30,894	503,985
*	Piramal Finance Ltd.	28,361	359,164
	Piramal Pharma Ltd.	117,310	265,110
	Pitti Engineering Ltd.	587	6,213
Ω	PNB Housing Finance Ltd.	40,860	427,388
	PNC Infratech Ltd.	41,157	129,956
	Poly Medicure Ltd.	4,687	105,565
	Polycab India Ltd.	6,068	526,667
	Polyplex Corp. Ltd.	6,105	65,655

		Shares	Value»
INDIA — (Continued)
*	Poonawalla Fincorp Ltd.	59,773	$324,107
	Power Finance Corp. Ltd.	421,622	1,913,235
	Power Grid Corp. of India Ltd.	289,097	937,970
	Power Mech Projects Ltd.	3,950	110,749
	Praj Industries Ltd.	26,040	98,755
	Prakash Industries Ltd.	57,269	105,740
Ω	Prataap Snacks Ltd.	2,707	33,423
	Precision Wires India Ltd.	13,794	34,963
	Prestige Estates Projects Ltd.	37,413	737,861
*	Pricol Ltd.	26,229	156,166
	Prince Pipes & Fittings Ltd.	6,881	24,702
*	Prism Johnson Ltd.	43,150	73,733
	Privi Speciality Chemicals Ltd.	2,218	72,587
	Procter & Gamble Health Ltd.	2,614	181,157
	Procter & Gamble Hygiene & Health Care Ltd.	1,102	165,705
	PTC India Ltd.	86,024	162,746
	Punjab National Bank	271,706	375,764
Ω	Quess Corp. Ltd.	19,671	53,104
	R Systems International Ltd.	4,412	21,267
	Radico Khaitan Ltd.	11,298	398,705
	Rail Vikas Nigam Ltd.	7,351	27,210
	Rain Industries Ltd.	61,259	92,036
*	Rajesh Exports Ltd.	14,403	29,412
	Rallis India Ltd.	18,917	54,993
	Ramco Cements Ltd.	27,322	319,106
	Ramco Industries Ltd.	13,704	54,337
	Ramkrishna Forgings Ltd.	23,190	141,548
	Rane Holdings Ltd.	2,514	43,636
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	92,653
	Ratnamani Metals & Tubes Ltd.	6,518	177,192
*	RattanIndia Power Ltd.	284,216	34,963
*	Raymond Lifestyle Ltd.	11,795	156,938
*	Raymond Ltd.	14,744	95,587
*	Raymond Realty Ltd.	14,744	102,572
Ω	RBL Bank Ltd.	141,818	520,637
	REC Ltd.	477,632	2,017,234

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Redington Ltd.	224,470	$642,682
	Redtape Ltd.	44,420	68,043
	Relaxo Footwears Ltd.	10,941	53,787
	Reliance Industrial Infrastructure Ltd.	2,215	22,309
	Reliance Industries Ltd. (RIL IN)	471,922	7,899,783
*	Reliance Infrastructure Ltd.	40,867	98,848
*	Reliance Power Ltd.	916,309	476,185
*	Religare Enterprises Ltd.	4,652	13,839
	Repco Home Finance Ltd.	12,674	59,644
	Rico Auto Industries Ltd.	31,447	29,480
	RITES Ltd.	28,740	79,289
	Route Mobile Ltd.	4,960	39,823
	RPG Life Sciences Ltd.	1,466	39,493
*	Sagar Cements Ltd.	10,335	26,137
*Ω	Salasar Techno Engineering Ltd.	137,948	16,002
	Samvardhana Motherson International Ltd.	844,520	1,002,065
	Sandhar Technologies Ltd.	3,136	18,048
	Sandur Manganese & Iron Ores Ltd.	21,489	52,370
	Sangam India Ltd.	553	2,835
	Sanghvi Movers Ltd.	6,740	30,056
	Sanofi Consumer Healthcare India Ltd.	2,438	134,234
	Sanofi India Ltd.	2,438	131,525
Ω	Sansera Engineering Ltd.	3,442	58,268
*	Sapphire Foods India Ltd.	20,690	66,889
	Sarda Energy & Minerals Ltd.	27,550	164,195
	Sasken Technologies Ltd.	899	13,908
*	Satin Creditcare Network Ltd.	3,262	5,756
	Savita Oil Technologies Ltd.	6,016	26,855
	SBI Cards & Payment Services Ltd.	16,690	165,488
Ω	SBI Life Insurance Co. Ltd.	27,938	615,731
	Schaeffler India Ltd.	5,290	240,159

		Shares	Value»
INDIA — (Continued)
*	Schneider Electric Infrastructure Ltd.	15,960	$150,035
*	SEAMEC Ltd.	1,720	17,342
*	SEPC Ltd.	382,773	45,123
*	Sequent Scientific Ltd.	15,132	36,632
	Seshasayee Paper & Boards Ltd.	6,832	19,656
Ω	SH Kelkar & Co. Ltd.	18,152	45,100
*	Shalby Ltd.	4,833	13,012
	Shankara Building Products Ltd.	1,193	1,881
	Shankara Buildpro Ltd.	1,193	9,884
	Shanthi Gears Ltd.	4,322	23,883
	Sharda Cropchem Ltd.	10,452	101,821
	Sharda Motor Industries Ltd.	2,710	31,640
	Share India Securities Ltd.	17,297	36,345
	Shilpa Medicare Ltd.	20,432	80,937
	Shipping Corp. of India Land & Assets Ltd.	59,327	34,072
	Shipping Corp. of India Ltd.	65,823	192,023
*	Shoppers Stop Ltd.	11,621	66,988
	Shree Cement Ltd.	713	227,367
	Shriram Finance Ltd.	329,700	2,789,641
	Shriram Pistons & Rings Ltd.	2,248	66,138
*	Siemens Energy India Ltd.	1,925	68,939
	Siemens Ltd.	1,925	67,255
*	SIS Ltd.	16,961	63,754
	Siyaram Silk Mills Ltd.	4,520	38,382
	SJS Enterprises Ltd.	3,196	57,960
	SKF India Industrial Ltd.	5,640	172,076
	SKF India Ltd.	5,640	134,894
	Skipper Ltd.	5,063	29,760
	Sobha Ltd.	8,818	160,781
	Solar Industries India Ltd.	6,105	956,393
*	Solara Active Pharma Sciences Ltd.	4,763	32,323
	Somany Ceramics Ltd.	5,724	29,390
	Sonata Software Ltd.	59,569	248,924
	South Indian Bank Ltd.	648,890	268,902

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Spandana Sphoorty Financial Ltd.	783	$2,009
	SRF Ltd.	24,207	799,924
	Star Cement Ltd.	20,987	60,485
	State Bank of India (SBID LI), GDR	490	51,942
	State Bank of India (SBIN IN)	114,695	1,211,534
	State Bank of India (SBKFF US), GDR	2,177	230,762
	Steel Authority of India Ltd.	331,912	509,921
*	Sterlite Technologies Ltd.	52,825	69,843
*	STL Networks Ltd.	52,825	15,573
	Strides Pharma Science Ltd.	19,479	204,185
*	Stylam Industries Ltd.	1,806	41,486
	Styrenix Performance Materials Ltd.	603	16,049
*	Subex Ltd.	85,031	12,349
	Subros Ltd.	10,122	123,404
	Sudarshan Chemical Industries Ltd.	12,850	166,102
	Sumitomo Chemical India Ltd.	18,532	104,751
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	39,264	748,616
	Sun TV Network Ltd.	29,483	186,326
	Sundaram Finance Ltd.	12,288	630,379
	Sundaram-Clayton Ltd.	1,656	27,828
	Sundram Fasteners Ltd.	23,120	246,353
	Sunflag Iron & Steel Co. Ltd.	5,016	15,124
	Sunteck Realty Ltd.	18,820	93,608
	Suprajit Engineering Ltd.	20,062	100,780
	Supreme Industries Ltd.	13,018	557,134
	Supreme Petrochem Ltd.	22,062	186,492
	Surya Roshni Ltd.	27,536	91,086
*	Suryoday Small Finance Bank Ltd.	15,323	26,271
*	Suzlon Energy Ltd.	775,346	518,192
	Swaraj Engines Ltd.	1,425	64,099
Ω	Syngene International Ltd.	25,178	184,911
	TAJGVK Hotels & Resorts Ltd.	3,470	16,439

		Shares	Value»
INDIA — (Continued)
	Talbros Automotive Components Ltd.	2,544	$8,370
	Tamil Nadu Newsprint & Papers Ltd.	15,403	27,058
	Tamilnadu Petroproducts Ltd.	8,299	11,616
	Tanla Platforms Ltd.	8,550	58,875
*	TARC Ltd.	34,062	60,086
	Tata Chemicals Ltd.	52,847	530,689
	Tata Communications Ltd.	23,355	492,576
	Tata Consultancy Services Ltd.	67,519	2,325,301
	Tata Consumer Products Ltd.	39,732	520,332
	Tata Elxsi Ltd.	6,519	400,258
*	Tata Motors Ltd./new	242,466	712,201
	Tata Motors Passenger Vehicles Ltd.	242,466	1,119,382
	Tata Power Co. Ltd.	176,417	803,753
	Tata Steel Ltd.	1,475,346	3,037,281
	TCI Express Ltd.	3,754	28,739
	TD Power Systems Ltd.	29,800	253,984
*	TeamLease Services Ltd.	973	18,401
	Tech Mahindra Ltd.	45,211	724,473
	Techno Electric & Engineering Co. Ltd.	12,589	188,468
	Tega Industries Ltd.	421	9,189
	Texmaco Rail & Engineering Ltd.	49,331	75,886
	Thanga Mayil Jewellery Ltd.	1,650	40,371
	Thejo Engineering Ltd.	612	12,346
	Themis Medicare Ltd.	3,727	5,230
	Thermax Ltd.	2,584	93,602
	Thirumalai Chemicals Ltd.	17,134	54,589
	Thomas Cook India Ltd.	36,462	65,755
Ω	Thyrocare Technologies Ltd.	4,402	68,309
	Tilaknagar Industries Ltd.	20,689	122,742
	Time Technoplast Ltd.	104,570	254,233
	Timken India Ltd.	5,493	196,344
	Titagarh Rail System Ltd.	16,029	159,806
	Titan Co. Ltd.	27,228	1,147,859

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Torrent Pharmaceuticals Ltd.	20,591	$822,775
	Torrent Power Ltd.	39,877	591,288
	Tourism Finance Corp. of India Ltd.	108,055	85,052
*	TransIndia Real Estate Ltd.	10,856	3,533
	Transport Corp. of India Ltd.	9,892	133,425
	Trent Ltd.	10,624	561,542
	Trident Ltd.	309,053	99,504
	Triveni Engineering & Industries Ltd.	37,325	150,399
	Triveni Turbine Ltd.	9,150	54,972
	TTK Healthcare Ltd.	475	6,294
	TTK Prestige Ltd.	10,094	76,566
	Tube Investments of India Ltd.	27,497	935,075
	TVS Holdings Ltd.	1,656	282,725
	TVS Motor Co. Ltd.	47,653	1,882,204
	TVS Srichakra Ltd.	1,447	67,429
	Uflex Ltd.	11,771	71,724
*	Ugro Capital Ltd.	21,291	43,825
*Ω	Ujjivan Small Finance Bank Ltd.	115,379	67,462
	UltraTech Cement Ltd.	4,812	645,809
*	Unichem Laboratories Ltd.	9,550	50,883
	Union Bank of India Ltd.	199,983	334,138
	United Breweries Ltd.	3,175	64,278
	United Spirits Ltd.	39,557	637,098
	UNO Minda Ltd.	51,988	721,845
	UPL Ltd.	193,634	1,566,055
*	Urja Global Ltd.	81,988	12,103
	Usha Martin Ltd.	48,729	253,360
	UTI Asset Management Co. Ltd.	14,793	208,041
	VA Tech Wabag Ltd.	14,418	229,015
	Vadilal Industries Ltd.	532	31,752
	Vaibhav Global Ltd.	17,605	53,038
*	Valor Estate Ltd.	24,477	40,998
	Vardhman Special Steels Ltd.	2,805	9,073
	Vardhman Textiles Ltd.	40,668	201,011
Ω	Varroc Engineering Ltd.	13,072	90,198
	Varun Beverages Ltd.	111,631	589,713
*	Vascon Engineers Ltd.	4,992	3,747

		Shares	Value»
INDIA — (Continued)
	Vedanta Ltd.	338,403	$1,881,512
	Veedol Corp. Ltd.	1,030	20,515
	Venky’s India Ltd.	1,715	29,193
	Vesuvius India Ltd.	31,880	176,962
	V-Guard Industries Ltd.	35,226	143,810
	Vinati Organics Ltd.	9,335	173,628
	Vindhya Telelinks Ltd.	2,575	39,400
	Vishnu Chemicals Ltd.	4,745	27,691
*	VL E-Governance & IT Solutions Ltd.	22,171	5,985
*	Vodafone Idea Ltd.	1,722,808	169,270
	Voltamp Transformers Ltd.	1,363	114,073
	Voltas Ltd.	14,336	222,716
	VRL Logistics Ltd.	21,374	67,319
	VST Industries Ltd.	18,447	54,173
	VST Tillers Tractors Ltd.	975	65,863
	Welspun Corp. Ltd.	50,380	546,698
	Welspun Enterprises Ltd.	19,817	125,049
	Welspun Living Ltd.	110,117	160,172
	West Coast Paper Mills Ltd.	12,552	64,175
	Westlife Foodworld Ltd.	15,854	106,634
	Whirlpool of India Ltd.	4,402	68,780
	Wipro Ltd.	203,012	550,320
*	Wockhardt Ltd.	12,157	175,087
	Wonderla Holidays Ltd.	6,827	43,886
	Yaari Digital Integrated Services Ltd.	57,312	13,719
*	Yes Bank Ltd.	45,820	11,754
	Zee Entertainment Enterprises Ltd.	231,835	261,956
*	Zee Media Corp. Ltd.	107,388	12,100
	Zensar Technologies Ltd.	38,222	342,408
	Zydus Lifesciences Ltd.	35,739	393,322
	Zydus Wellness Ltd.	20,775	111,742

TOTAL INDIA			248,204,160

INDONESIA — (0.4%)
	ABM Investama Tbk. PT	144,100	25,638
	AKR Corporindo Tbk. PT	1,846,900	135,567
*	Alam Sutera Realty Tbk. PT	4,051,400	39,430

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Alamtri Minerals Indonesia Tbk. PT	873,000	$73,175
	Alamtri Resources Indonesia Tbk. PT	4,042,400	457,626
*	Amman Mineral Internasional PT	37,000	15,782
	Aneka Tambang Tbk. PT	2,147,846	399,516
*††	Armidian Karyatama Tbk. PT	544,900	0
	Arwana Citramulia Tbk. PT	1,326,700	43,835
	Aspirasi Hidup Indonesia Tbk. PT	1,894,100	50,539
	Astra Agro Lestari Tbk. PT	162,100	76,055
	Astra International Tbk. PT	2,243,000	829,379
	Astra Otoparts Tbk. PT	396,000	60,742
	Avia Avian Tbk. PT	1,776,600	44,177
*	Bank Aladin Syariah Tbk. PT	602,600	34,046
	Bank Amar Indonesia Tbk. PT	503,666	6,962
	Bank BTPN Syariah Tbk. PT	700,400	57,649
	Bank Central Asia Tbk. PT	2,994,300	1,533,056
*	Bank China Construction Bank Indonesia Tbk. PT	2,812,000	12,352
*	Bank Jago Tbk. PT	185,400	24,357
*	Bank KB Indonesia Tbk. PT	7,881,856	32,176
	Bank Mandiri Persero Tbk. PT	4,366,600	1,237,117
*	Bank Mayapada International Tbk. PT	3,615,992	52,629
	Bank Maybank Indonesia Tbk. PT	1,445,900	17,907
	Bank Negara Indonesia Persero Tbk. PT	1,605,600	422,007
*	Bank Neo Commerce Tbk. PT	2,633,900	61,485
	Bank OCBC Nisp Tbk. PT	796,500	65,815
	Bank Pan Indonesia Tbk. PT	1,283,500	79,585

		Shares	Value»
INDONESIA — (Continued)
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	820,743	$39,729
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,259,300	41,265
	Bank Rakyat Indonesia Persero Tbk. PT	3,159,234	755,753
	Bank Syariah Indonesia Tbk. PT	833,160	127,595
	Bank Tabungan Negara Persero Tbk. PT	1,737,592	127,768
*	Barito Pacific Tbk. PT	873,282	180,983
	Barito Renewables Energy Tbk. PT	44,000	22,940
	BFI Finance Indonesia Tbk. PT	2,437,900	117,882
	BISI International Tbk. PT	199,000	10,644
	Blue Bird Tbk. PT	168,500	17,935
*	Buana Lintas Lautan Tbk. PT	3,163,100	41,383
*	Bukalapak.com Tbk. PT	17,484,300	176,633
	Bukit Asam Tbk. PT	1,240,600	178,925
*	Buma Internasional Grup Tbk. PT	1,404,500	28,848
*	Bumi Resources Minerals Tbk. PT	5,308,700	293,290
*	Bumi Resources Tbk. PT	17,330,300	147,785
*	Bumi Serpong Damai Tbk. PT	1,288,000	75,723
*	Capital Financial Indonesia Tbk. PT	1,344,700	88,527
*	Cemindo Gemilang PT	689,100	31,905
	Charoen Pokphand Indonesia Tbk. PT	774,400	217,320
Ω	Cikarang Listrindo Tbk. PT	409,000	17,336
	Ciputra Development Tbk. PT	2,794,447	148,446
	Cisarua Mountain Dairy Tbk. PT	198,800	67,815
*	Citra Marga Nusaphala Persada Tbk. PT	166,518	13,000
	Dayamitra Telekomunikasi PT	3,553,900	119,641

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Dharma Satya Nusantara Tbk. PT	1,298,400	$147,323
*	Dian Swastatika Sentosa Tbk. PT	57,900	294,236
	Elang Mahkota Teknologi Tbk. PT	3,429,100	243,735
	Elnusa Tbk. PT	1,799,200	55,223
*	Energi Mega Persada Tbk. PT	3,527,000	175,007
	Erajaya Swasembada Tbk. PT	3,182,500	81,081
	ESSA Industries Indonesia Tbk. PT	2,376,500	87,836
	Gajah Tunggal Tbk. PT	649,500	40,624
	Garudafood Putra Putri Jaya Tbk. PT	2,647,400	57,275
	Golden Energy Mines Tbk. PT	50,500	27,472
	Gudang Garam Tbk. PT	171,300	178,252
*	Harum Energy Tbk. PT	505,500	35,528
*	Impack Pratama Industri Tbk. PT	1,776,300	251,797
	Indah Kiat Pulp & Paper Tbk. PT	759,900	339,853
	Indika Energy Tbk. PT	446,900	56,098
	Indo Tambangraya Megah Tbk. PT	140,900	198,980
	Indocement Tunggal Prakarsa Tbk. PT	227,200	85,287
	Indofood CBP Sukses Makmur Tbk. PT	142,700	74,576
	Indofood Sukses Makmur Tbk. PT	1,133,000	504,202
	Indomobil Sukses Internasional Tbk. PT	398,300	27,563
	Indosat Tbk. PT	1,060,400	120,058
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,078,076	69,949
*††	Inti Agri Resources Tbk. PT	532,800	0
*	Intiland Development Tbk. PT	873,100	7,036
	Japfa Comfeed Indonesia Tbk. PT	1,792,100	270,101
	Jasa Marga Persero Tbk. PT	367,604	78,893

		Shares	Value»
INDONESIA — (Continued)
	Jaya Real Property Tbk. PT	957,600	$49,467
	Kalbe Farma Tbk. PT	1,747,300	134,021
	Kawasan Industri Jababeka Tbk. PT	5,806,510	66,625
*	Lippo Karawaci Tbk. PT	10,772,700	57,636
	Map Aktif Adiperkasa PT	3,040,400	127,668
	Matahari Department Store Tbk. PT	289,600	29,338
	Mayora Indah Tbk. PT	633,400	81,000
	Medco Energi Internasional Tbk. PT	3,468,500	277,554
*	Media Nusantara Citra Tbk. PT	2,673,600	43,070
	Medikaloka Hermina Tbk. PT	2,104,600	190,028
*	Merdeka Battery Materials Tbk. PT	4,273,500	161,473
*	Merdeka Copper Gold Tbk. PT	1,354,142	198,144
*	Metro Healthcare Indonesia Tbk. PT	1,818,200	35,187
	Metrodata Electronics Tbk. PT	1,934,000	70,898
	Midi Utama Indonesia Tbk. PT	405,000	10,075
	Mitra Adiperkasa Tbk. PT	3,535,200	273,834
	Mitra Keluarga Karyasehat Tbk. PT	457,700	71,024
	Mitra Pinasthika Mustika Tbk. PT	655,500	38,223
*	MNC Digital Entertainment Tbk. PT	978,300	29,701
*	MNC Tourism Indonesia Tbk. PT	19,621,000	172,064
Ω	Nusantara Sejahtera Raya Tbk. PT	994,300	7,123
	Pabrik Kertas Tjiwi Kimia Tbk. PT	426,900	178,753
*	Pacific Strategic Financial Tbk. PT	719,300	48,659
	Pakuwon Jati Tbk. PT	4,627,000	102,249
*	Panin Financial Tbk. PT	3,727,900	53,747
	Pantai Indah Kapuk Dua Tbk. PT	70,500	59,679

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Perusahaan Gas Negara Tbk. PT	1,396,500	$146,013
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	918,500	77,531
	Petrindo Jaya Kreasi Tbk. PT	2,642,000	318,975
	Petrosea Tbk. PT	659,800	269,276
*††	Pool Advista Indonesia Tbk. PT	107,000	60
*	PP Persero Tbk. PT	611,000	14,019
	Puradelta Lestari Tbk. PT	3,333,600	26,633
*††	Rimo International Lestari Tbk. PT	17,222,700	0
	Rukun Raharja Tbk. PT	207,100	50,434
	Samudera Indonesia Tbk. PT	2,565,000	48,750
*	Sarana Meditama Metropolitan Tbk. PT	1,026,800	18,784
	Sarana Menara Nusantara Tbk. PT	4,605,100	150,717
	Sariguna Primatirta Tbk. PT	1,578,200	51,195
	Sawit Sumbermas Sarana Tbk. PT	939,900	90,964
*††	Sekawan Intipratama Tbk. PT	253,200	0
	Selamat Sempurna Tbk. PT	783,200	90,405
	Semen Indonesia Persero Tbk. PT	664,510	110,090
*	Siloam International Hospitals Tbk. PT	230,468	30,055
*††	Sri Rejeki Isman Tbk. PT	5,584,400	0
	Sumber Alfaria Trijaya Tbk. PT	3,922,400	473,637
	Sumber Tani Agung Resources Tbk. PT	666,200	55,718
	Summarecon Agung Tbk. PT	2,680,323	63,077
	Surya Citra Media Tbk. PT	4,617,500	93,639
	Surya Semesta Internusa Tbk. PT	1,950,500	182,732
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	4,314	84,511

		Shares	Value»
INDONESIA — (Continued)
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	1,659,900	$321,082
	Temas Tbk. PT	3,424,000	26,749
	Tempo Scan Pacific Tbk. PT	231,900	39,737
	Timah Tbk. PT	691,000	110,866
	Tower Bersama Infrastructure Tbk. PT	510,300	73,047
*††	Trada Alam Minera Tbk. PT	8,033,600	0
	Transcoal Pacific Tbk. PT	108,100	51,015
*	Trimegah Sekuritas Indonesia Tbk. PT	503,900	15,900
	Triputra Agro Persada PT	1,565,000	177,014
	Tunas Baru Lampung Tbk. PT	935,614	41,898
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	494,600	44,619
	Unilever Indonesia Tbk. PT	549,800	85,250
	United Tractors Tbk. PT	472,500	763,975
	Vale Indonesia Tbk. PT	477,245	136,173
*††	Waskita Karya Persero Tbk. PT	3,327,686	7,580
*††	Wijaya Karya Persero Tbk. PT	2,883,734	13,266
	XLSMART Telecom Sejahtera Tbk. PT	1,519,729	238,424

TOTAL INDONESIA			19,646,710

IRELAND — (0.4%)
	AIB Group PLC	659,400	6,077,245
	Bank of Ireland Group PLC	321,482	5,263,622
	Cairn Homes PLC	192,959	428,767
	Dalata Hotel Group PLC	79,144	587,114
	FBD Holdings PLC (FBD ID)	12,798	214,082
	Glanbia PLC (GLB ID)	47,217	799,192
*Ω	Glenveagh Properties PLC	186,836	410,672
	Irish Continental Group PLC (IR5B ID)	43,924	290,647

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
	Kerry Group PLC (KYGA ID), Class A	8,801	$802,852
	Kingspan Group PLC (KSP ID)	33,331	2,495,768
*	Permanent TSB Group Holdings PLC	27,099	90,812

TOTAL IRELAND			17,460,773

ISRAEL — (0.8%)
#*	Adgar Investment & Development Ltd.	20,210	31,748
*	AFI Properties Ltd.	3,808	258,186
	Africa Israel Residences Ltd.	1,024	89,176
*	Airport City Ltd.	12,331	243,741
*	Allot Ltd.	4,114	40,390
	Alony Hetz Properties & Investments Ltd.	23,769	291,419
	Alrov Properties & Lodgings Ltd.	2,536	227,785
	Amos Luzon Development & Energy Group Ltd.	42,724	48,676
	Amot Investments Ltd.	14,608	115,329
	Analyst IMS Investment Management Services Ltd.	1,267	52,953
	Arad Ltd.	4,947	79,051
*	Argo Properties NV	2,506	91,879
*	Ashdod Refinery Ltd.	2,316	39,213
#	Ashtrom Group Ltd.	8,814	201,380
	AudioCodes Ltd. (AUDC US)	7,330	65,457
	Aura Investments Ltd.	12,697	91,585
	Automatic Bank Services Ltd.	5,810	40,391
	Azorim-Investment Development & Construction Co. Ltd.	9,305	62,324
	Azrieli Group Ltd.	1,691	178,404
	Bank Hapoalim BM	144,881	2,938,572
	Bank Leumi Le-Israel BM	212,296	4,308,753
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,819	375,074
	Bezeq The Israeli Telecommunication Corp. Ltd.	239,336	490,232

		Shares	Value»
ISRAEL — (Continued)
	Big Shopping Centers Ltd.	1,233	$275,833
	Blue Square Real Estate Ltd.	1,552	187,549
*	Camtek Ltd.	1,451	181,330
	Carasso Motors Ltd.	9,772	117,405
*	Cellcom Israel Ltd. (CEL IT)	48,962	510,408
	Clal Insurance Enterprises Holdings Ltd.	23,464	1,304,720
	Cohen Development Gas & Oil Ltd.	260	17,090
*	Compugen Ltd.	10,412	17,307
	Danel Adir Yeoshua Ltd.	2,031	281,048
	Danya Cebus Ltd.	1,918	80,632
	Delek Automotive Systems Ltd.	6,426	54,060
	Delek Group Ltd.	2,779	730,696
	Delta Galil Ltd.	5,326	297,362
	Delta Israel Brands Ltd.	1,199	38,870
	Diplomat Holdings Ltd.	1,100	17,416
#	Direct Finance of Direct Group 2006 Ltd.	165	28,593
	Dor Alon Energy in Israel 1988 Ltd.	1,403	63,238
*	Doral Group Renewable Energy Resources Ltd.	28,316	202,858
	Duniec Brothers Ltd.	917	76,214
*	El Al Israel Airlines	55,931	232,416
	Elbit Systems Ltd. (ESLT US)	311	148,269
	Electra Consumer Products 1970 Ltd.	1,849	64,036
	Electra Ltd.	11,100	351,739
*	Electra Real Estate Ltd.	2,119	32,391
	Energix-Renewable Energies Ltd.	19,149	88,440
*	Enlight Renewable Energy Ltd. (ENLT IT)	3,423	118,982
*	Enlight Renewable Energy Ltd. (ENLT US)	3,135	110,352
*	Equital Ltd.	7,659	365,258
*	Fattal Holdings 1998 Ltd.	1,780	323,081

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	First International Bank of Israel Ltd.	14,348	$1,031,937
	FMS Enterprises Migun Ltd.	1,064	61,211
	Formula Systems 1985 Ltd. (FORTY IT)	2,636	382,657
	Fox Wizel Ltd.	3,553	409,350
*	Gilat Satellite Networks Ltd.	8,621	124,245
*	Hagag Group Real Estate Development	11,912	85,596
	Hamat Group Ltd.	5,314	24,938
	Harel Insurance Investments & Financial Services Ltd.	26,685	930,058
	Hilan Ltd.	4,993	393,352
	Hiper Global Ltd.	1,464	8,329
	ICL Group Ltd.	43,607	285,647
	IDI Insurance Co. Ltd.	3,452	204,679
*	IES Holdings Ltd.	852	81,994
	Ilex Medical Ltd.	1,583	31,725
	Inrom Construction Industries Ltd.	14,455	107,697
	Isracard Ltd.	61,649	263,019
	Israel Canada TR Ltd.	15,422	80,340
	Israel Discount Bank Ltd., Class A	168,812	1,687,070
	Israel Shipyards Industries Ltd.	1,705	65,523
	Isras Investment Co. Ltd.	575	161,104
	Issta Ltd.	2,735	88,990
	Kamada Ltd. (KMDA IT)	2,220	15,508
*	Kamada Ltd. (KMDA US)	6,695	46,329
	Kardan Real Estate Enterprise & Development Ltd.	30,989	66,627
	Kenon Holdings Ltd.	5,202	270,956
	Kerur Holdings Ltd.	1,856	51,715
	Kvutzat Acro Ltd.	4,883	71,401
	Lahav L.R. Real Estate Ltd.	7,178	13,875
	Land Development Nimrodi Group Ltd.	8,235	94,305
	Lapidoth Capital Ltd.	1,405	35,255
	M Yochananof & Sons Ltd.	1,596	135,053

		Shares	Value»
ISRAEL — (Continued)
	Magic Software Enterprises Ltd. (MGIC IT)	1,425	$29,207
	Magic Software Enterprises Ltd. (MGIC US)	11,223	232,092
*	Malam - Team Ltd.	2,662	114,290
	Matrix IT Ltd.	9,410	348,486
	Max Stock Ltd.	23,380	168,903
	Maytronics Ltd.	16,664	20,630
	Mediterranean Towers Ltd.	32,870	144,965
	Mega Or Holdings Ltd.	4,762	292,402
	Meitav Investment House Ltd.	16,138	507,722
	Melisron Ltd.	1,840	239,504
	MENIF - Financial Services Ltd.	3,440	21,805
	Menora Mivtachim Holdings Ltd.	5,554	553,233
*	Meshek Energy Renewable Energies Ltd.	44,062	89,182
	Meshulam Levinstein Contracting & Engineering Ltd.	646	97,419
	Migdal Insurance & Financial Holdings Ltd.	103,517	371,471
	Mivne Real Estate KD Ltd.	70,674	312,044
	Mivtach Shamir Holdings Ltd.	2,074	196,247
	Mizrahi Tefahot Bank Ltd.	21,980	1,429,058
	Naphtha Israel Petroleum Corp. Ltd.	6,012	50,592
	Nawi Group Ltd.	5,014	82,943
*	Nayax Ltd.	521	21,783
	Neto Malinda Trading Ltd.	2,327	102,176
*	Neto ME Holdings Ltd.	161	10,290
	Next Vision Stabilized Systems Ltd.	13,571	595,819
*	Nice Ltd. (NICE IT)	193	26,327
#*	Nice Ltd. (NICE US), Sponsored ADR	702	95,935
*	Nova Ltd. (NVMI IT)	586	203,553
	Novolog Ltd.	74,680	29,036
	Oil Refineries Ltd.	638,286	186,347

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	One Software Technologies Ltd.	15,054	$404,795
*	OPC Energy Ltd.	6,083	109,746
*	OY Nofar Energy Ltd.	2,215	70,706
	Palram Industries 1990 Ltd.	5,010	115,439
	Partner Communications Co. Ltd.	51,349	509,841
	Paz Retail & Energy Ltd.	3,262	696,875
*	Perion Network Ltd.	10,726	100,864
	Phoenix Financial Ltd.	43,541	1,676,199
#	Plasson Industries Ltd.	1,203	70,095
	Polyram Plastic Industries Ltd.	4,798	16,740
	Prashkovsky Investments & Construction Ltd.	2,012	102,618
*	Priortech Ltd.	1,631	124,684
	Qualitau Ltd.	2,085	320,562
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,487	327,716
*	Rani Zim Shopping Centers Ltd.	14,142	24,965
	Retailors Ltd.	5,865	105,082
	Sano-Brunos Enterprises Ltd.	288	35,027
	Scope Metals Group Ltd.	2,905	140,473
	Shapir Engineering & Industry Ltd.	1,943	17,376
*	Shikun & Binui Ltd.	48,163	268,279
*	Shikun & Binui Soltec Renewable Energy	50,044	41,783
	Shufersal Ltd.	26,366	327,676
	Strauss Group Ltd.	2,516	70,850
	Summit Real Estate Holdings Ltd.	15,262	312,509
#	Tadiran Group Ltd.	843	44,895
Ω	Tamar Petroleum Ltd.	20,723	256,538
*	TAT Technologies Ltd.	930	39,891
	Tel Aviv Stock Exchange Ltd.	20,243	471,237
	Telsys Ltd.	786	47,456
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	30,689	628,400

		Shares	Value»
ISRAEL — (Continued)
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	66,494	$1,361,797
	Tiv Taam Holdings 1 Ltd.	17,262	46,787
*	Tower Semiconductor Ltd. (TSEM US)	3,902	332,333
	Turpaz Industries Ltd.	5,660	92,559
*	Veridis Environment Ltd.	2,880	28,656
	Victory Supermarket Chain Ltd.	1,508	21,362
	YD More Investments Ltd.	9,388	127,980
	YH Dimri Construction & Development Ltd.	879	106,063

TOTAL ISRAEL			40,160,111

ITALY — (2.3%)
	A2A SpA	574,705	1,674,472
	ACEA SpA	17,230	417,898
	Amplifon SpA	24,895	425,449
*	Aquafil SpA	10,154	22,238
	Ariston Holding NV	13,708	56,991
	Arnoldo Mondadori Editore SpA	66,336	159,412
	Ascopiave SpA	20,805	77,198
#	Avio SpA	355	15,384
	Azimut Holding SpA	45,890	1,795,986
	Banca Generali SpA	21,043	1,191,791
	Banca IFIS SpA	8,519	220,094
	Banca Mediolanum SpA	80,142	1,611,212
#	Banca Monte dei Paschi di Siena SpA	689,456	6,046,861
	Banca Profilo SpA	46,925	8,660
*Ω	Banca Sistema SpA	18,647	33,724
	Banco BPM SpA	403,551	5,879,513
	Banco di Desio e della Brianza SpA	18,839	172,178
#	BasicNet SpA	5,690	45,127
*Ω	BFF Bank SpA	59,627	719,729
#	Biesse SpA	2,426	15,885
#	BPER Banca SpA	739,498	8,860,590
	Brembo NV	16,904	182,316
#	Brunello Cucinelli SpA	12,044	1,220,639
	Buzzi SpA	30,301	1,825,442
*	Cairo Communication SpA	20,451	67,923
Ω	Carel Industries SpA	4,840	125,830

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Cembre SpA	1,546	$112,621
	Cementir Holding NV	16,157	297,701
*	CIR SpA-Compagnie Industriali	281,282	224,405
	Comer Industries SpA	343	14,551
	Credito Emiliano SpA	37,931	600,500
#*	Cy4gate SpA	3,411	26,037
	d’Amico International Shipping SA	18,806	97,423
#	Danieli & C Officine Meccaniche SpA (DAN IM)	4,771	257,806
	Danieli & C Officine Meccaniche SpA (DANR IM)	14,987	574,656
	Datalogic SpA	7,679	40,718
	De’ Longhi SpA	4,608	168,192
*Ω	doValue SpA	14,473	45,208
	Emak SpA	23,116	27,194
Ω	Enav SpA	24,621	128,648
	Enel SpA	756,545	7,653,028
	Eni SpA (ENI IM)	413,747	7,629,277
	ERG SpA	13,003	335,427
	Esprinet SpA	13,585	90,951
	Ferrari NV (RACE IM)	9,037	3,619,041
	Ferretti SpA	32,804	107,751
	Fiera Milano SpA	6,134	55,589
#	Fila SpA	13,113	143,779
	FinecoBank Banca Fineco SpA	142,072	3,250,628
#	FNM SpA	63,935	33,514
	Garofalo Health Care SpA	7,304	44,012
	Gefran SpA	1,857	26,762
	Generali	14,547	560,000
	GPI SpA	1,522	29,878
	Hera SpA	276,415	1,240,601
	IMMSI SpA	88,096	58,558
	Intercos SpA	2,611	35,586
	Intesa Sanpaolo SpA	769,891	4,962,210
	Iren SpA	145,146	428,290
	Italgas SpA	167,444	1,756,978
#	Italian Sea Group SpA	4,884	27,193
	Italmobiliare SpA	5,539	208,066
	Iveco Group NV	63,417	1,347,795
	Leonardo SpA	23,513	1,383,380
	Lottomatica Group SpA	2,691	66,355
	Maire SpA	50,309	763,843
#	MARR SpA	3,876	41,123
	MFE-MediaForEurope NV, Class A	62,780	226,641

		Shares	Value»
ITALY — (Continued)
	MFE-MediaForEurope NV (MFEA IM), Class A	44,852	$158,810
	MFE-MediaForEurope NV (MFEB IM), Class B	12,611	58,811
	Moltiply Group SpA	6,507	353,712
	Moncler SpA	34,925	2,095,128
*	NewPrinces SpA	6,439	148,183
Ω	Nexi SpA	134,584	709,610
	Orsero SpA	2,438	51,079
Ω	OVS SpA	86,178	434,929
	Pharmanutra SpA	668	35,670
#	Piaggio & C SpA	32,470	73,922
Ω	Pirelli & C SpA	123,131	864,385
Ω	Poste Italiane SpA	34,795	838,904
	Prysmian SpA	43,242	4,508,572
Ω	RAI Way SpA	45,846	314,176
	Recordati Industria Chimica e Farmaceutica SpA	21,981	1,308,348
	Reply SpA	6,245	876,454
*	Revo SpA	1,993	41,007
	Rizzoli Corriere Della Sera Mediagroup SpA	38,378	45,665
	Sabaf SpA	1,655	26,699
*	Safilo Group SpA	47,686	93,172
#	Saipem SpA	537,870	1,402,197
*	Salvatore Ferragamo SpA	1,248	10,062
#	Sanlorenzo SpA	3,355	131,174
	Sesa SpA	2,358	219,437
	Snam SpA	144,354	890,320
	Sogefi SpA	26,838	108,229
	SOL SpA	12,728	745,238
	Stellantis NV (STLAM IM)	245,379	2,495,467
	Tamburi Investment Partners SpA	29,041	293,128
Ω	Technogym SpA	36,534	661,742
*	Telecom Italia SpA (TIT IM)	3,973,595	2,343,001
*	Telecom Italia SpA (TITR IM)	1,842,049	1,224,751
	Tenaris SA (TEN IM)	46,810	930,342
#	Tenaris SA (TS US), ADR	10,020	398,796
	Terna - Rete Elettrica Nazionale	161,736	1,658,453
*	TREVI - Finanziaria Industriale SpA	52,648	26,491
	TXT e-solutions SpA	1,579	60,165
	UniCredit SpA	126,879	9,394,962

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Unipol Assicurazioni
	SpA	170,742	$3,738,110
	Webuild SpA	170,551	689,248
	Wiit SpA	2,903	66,102
#	Zignago Vetro SpA	1,915	16,576

TOTAL ITALY			112,155,685

JAPAN — (14.6%)
#	&Do Holdings Co. Ltd.	2,900	20,311
	77 Bank Ltd.	20,800	891,535
	A&D HOLON Holdings Co. Ltd.	11,800	154,665
#	AB & Company Co. Ltd.	5,100	36,280
	ABC-Mart, Inc.	21,400	366,620
	Achilles Corp.	4,500	36,616
	Acom Co. Ltd.	95,300	271,679
	AD Works Group Co. Ltd.	22,810	70,390
	ADEKA Corp.	28,200	638,949
#	Ad-sol Nissin Corp.	3,200	30,472
	Adtec Plasma Technology Co. Ltd.	1,000	7,834
	Advan Group Co. Ltd.	6,600	36,925
	Advantest Corp.	59,900	8,969,773
	Aeon Co. Ltd.	201,672	3,189,786
*	Aeon Fantasy Co. Ltd.	3,100	56,006
	AEON Financial Service Co. Ltd.	33,900	331,583
#	Aeon Hokkaido Corp.	15,900	89,604
	Aeon Kyushu Co. Ltd.	1,500	29,171
	AFC-HD AMS Life Science Co. Ltd.	4,100	22,629
	AGC, Inc.	24,900	777,951
#	Ahresty Corp.	9,600	49,850
	Ai Holdings Corp.	3,700	64,271
	Aica Kogyo Co. Ltd.	14,800	348,528
	Aichi Corp.	11,200	93,577
	Aichi Financial Group, Inc.	10,889	280,757
	Aichi Steel Corp.	16,800	289,243
	Aichi Tokei Denki Co. Ltd.	3,600	65,184
	Aida Engineering Ltd.	14,200	84,929
	Aiful Corp.	112,400	330,543
*	Aiming, Inc.	11,900	17,486
	Ain Holdings, Inc.	7,800	326,814
	Ainavo Holdings Co. Ltd.	1,600	7,440
	Aiphone Co. Ltd.	4,500	82,244
	Air Water, Inc.	54,400	759,707

		Shares	Value»
JAPAN — (Continued)
#	Airman Corp.	8,800	$109,817
	Airport Facilities Co. Ltd.	10,500	70,162
	Airtech Japan Ltd.	1,600	13,151
	Aisan Industry Co. Ltd.	16,500	223,573
	Aisin Corp.	103,000	1,850,930
	AIT Corp.	3,900	50,676
#	Aizawa Securities Group Co. Ltd.	5,300	44,835
	Ajinomoto Co., Inc.	50,300	1,426,624
	Akatsuki Corp.	8,500	29,473
	Akatsuki, Inc.	1,800	30,655
*	Akebono Brake Industry Co. Ltd.	56,400	41,945
	Akita Bank Ltd.	5,900	139,793
	Albis Co. Ltd.	2,300	40,011
	Alconix Corp.	11,500	161,579
	Alfresa Holdings Corp.	46,200	652,731
	Alinco, Inc.	7,300	48,972
	Alleanza Holdings Co. Ltd.	4,100	27,767
#	Allied Telesis Holdings KK	17,200	24,243
	Alpen Co. Ltd.	5,600	82,672
#	Alpha Systems, Inc.	1,900	44,535
	Alps Alpine Co. Ltd.	53,344	671,916
	ALSOK Co. Ltd.	69,100	472,288
	Altech Corp.	6,710	111,311
	Amada Co. Ltd.	80,000	953,971
	Amano Corp.	21,400	567,779
#	Amiyaki Tei Co. Ltd.	3,300	28,473
	Amuse, Inc.	4,500	54,995
	Amvis Holdings, Inc.	17,700	60,190
	ANA Holdings, Inc.	11,800	221,158
#	Anabuki Kosan, Inc.	1,900	26,531
	Anest Iwata Corp.	8,600	84,616
	Anicom Holdings, Inc.	18,800	96,951
	Anrakutei Co. Ltd.	600	14,091
	Anycolor, Inc.	5,700	222,348
#*	AnyMind Group, Inc.	6,000	26,913
	AOI Electronics Co. Ltd.	1,100	16,483
	AOKI Holdings, Inc.	13,600	146,618
	Aoyama Trading Co. Ltd.	10,200	150,802
	Aoyama Zaisan Networks Co. Ltd.	7,300	95,124
#	Aozora Bank Ltd.	31,300	448,156
	Arakawa Chemical Industries Ltd.	6,700	48,348
	Arata Corp.	9,400	183,137
	Araya Industrial Co. Ltd.	900	28,764

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ARCLANDS Corp.	9,179	$104,255
	Arcs Co. Ltd.	12,280	249,549
	ARE Holdings, Inc.	23,300	369,974
	Arealink Co. Ltd.	18,400	121,312
	Argo Graphics, Inc.	16,800	149,030
	Arisawa Manufacturing Co. Ltd.	10,600	111,802
	Artience Co. Ltd.	14,300	291,449
#	Artnature, Inc.	5,822	31,878
#	Artner Co. Ltd.	2,000	25,561
	As One Corp.	14,300	233,432
	Asahi Co. Ltd.	6,500	55,090
	Asahi Diamond Industrial Co. Ltd.	16,600	90,084
	Asahi Group Holdings Ltd.	176,600	1,904,069
	Asahi Intecc Co. Ltd.	32,200	510,605
	Asahi Kasei Corp.	226,718	1,737,140
	Asahi Kogyosha Co. Ltd.	4,400	89,590
#	Asahi Net, Inc.	6,400	29,162
	Asahi Printing Co. Ltd.	1,800	10,194
	Asahi Yukizai Corp.	6,800	211,920
	Asanuma Corp.	30,000	168,584
	Asia Pile Holdings Corp.	14,000	110,269
	Asics Corp.	85,600	2,179,733
	ASKA Pharmaceutical Holdings Co. Ltd.	8,300	112,717
	ASKUL Corp.	13,300	120,929
	Astellas Pharma, Inc.	220,800	2,311,252
	Astena Holdings Co. Ltd.	13,800	41,855
	Atrae, Inc.	4,600	20,934
	Aucnet, Inc.	8,000	104,684
	Autobacs Seven Co. Ltd.	18,600	185,833
	Aval Data Corp.	2,100	31,208
	Avant Group Corp.	7,100	72,940
	Avex, Inc.	8,500	66,616
	Awa Bank Ltd.	17,600	415,807
	Axell Corp.	1,500	13,431
	Axial Retailing, Inc.	20,900	147,611
	Azbil Corp.	89,600	883,222
#	AZ-COM MARUWA Holdings, Inc.	22,900	152,702
	AZOOM Co. Ltd.	1,800	56,071
	Bandai Namco Holdings, Inc.	48,900	1,521,885
	Bando Chemical Industries Ltd.	14,200	178,216

		Shares	Value»
JAPAN — (Continued)
*	Bank of Innovation, Inc.	600	$29,614
	Bank of Iwate Ltd.	4,400	115,535
	Bank of Nagoya Ltd.	12,495	319,048
	Bank of Saga Ltd.	4,794	99,539
	Bank of the Ryukyus Ltd.	13,100	127,808
	Base Co. Ltd.	2,400	54,451
#*	baudroie, Inc.	2,800	52,534
	BayCurrent, Inc.	22,800	1,045,699
#	Beauty Garage, Inc.	3,100	28,433
#	Belc Co. Ltd.	3,900	183,102
	Bell System24 Holdings, Inc.	14,900	128,020
	Belluna Co. Ltd.	16,900	111,365
	Bewith, Inc.	3,400	33,220
	Bic Camera, Inc.	32,300	325,598
	BIPROGY, Inc.	17,300	698,771
	B-Lot Co. Ltd.	4,000	45,277
	Blue Zones Holdings Co. Ltd.	6,800	346,075
	BML, Inc.	8,000	189,520
#	Bookoff Group Holdings Ltd.	5,300	45,508
	Bourbon Corp.	700	11,031
*††	Bourbon Corp. SA	4,401	0
	Br Holdings Corp.	10,200	22,094
	B-R31 Ice Cream Co. Ltd.	500	13,072
#	BrainPad, Inc.	5,700	61,826
	Bridgestone Corp.	80,100	3,496,775
	Broadmedia Corp.	1,000	11,009
	Brother Industries Ltd.	55,700	948,054
	Buffalo, Inc.	1,800	40,446
#	Bull-Dog Sauce Co. Ltd.	3,500	43,172
	Bunka Shutter Co. Ltd.	16,400	216,297
	Business Brain Showa-Ota, Inc.	4,000	79,837
#	Business Engineering Corp.	1,700	69,632
	C Uyemura & Co. Ltd.	2,000	162,673
	CAC Holdings Corp.	3,100	42,937
	Calbee, Inc.	20,600	383,381
	Canon Electronics, Inc.	7,900	138,198
	Canon Marketing Japan, Inc.	13,400	557,986
	Canon, Inc. (7751 JP)	32,000	918,970
	Capcom Co. Ltd.	48,200	1,258,652

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Career Design Center Co. Ltd.	2,000	$28,444
	Careerlink Co. Ltd.	2,500	38,290
	Carlit Co. Ltd.	6,600	65,454
	Casio Computer Co. Ltd.	44,300	347,294
	Cawachi Ltd.	6,000	115,479
#	CCI Group, Inc.	74,000	316,311
#	CDS Co. Ltd.	1,800	21,065
	Celsys, Inc.	10,800	114,865
	Central Automotive Products Ltd.	12,300	143,195
	Central Glass Co. Ltd.	9,600	200,285
	Central Japan Railway Co.	26,000	636,525
	Central Security Patrols Co. Ltd.	2,100	37,081
#	Central Sports Co. Ltd.	1,900	29,439
	Ceres, Inc.	2,400	32,534
#	Change Holdings, Inc.	9,600	70,364
#	Charm Care Corp. KK	7,200	50,889
	Chiba Bank Ltd.	66,700	650,841
#	Chiba Kogyo Bank Ltd.	17,300	180,506
	Chikaranomoto Holdings Co. Ltd.	3,600	32,997
	Chino Corp.	6,200	55,574
	Chiyoda Co. Ltd.	4,900	31,099
*	Chiyoda Corp.	7,800	20,644
	Chiyoda Integre Co. Ltd.	5,000	100,258
	Chofu Seisakusho Co. Ltd.	6,100	77,342
	Chori Co. Ltd.	5,000	128,786
#	Choushimaru Co. Ltd.	1,900	18,797
	Chubu Electric Power Co., Inc.	54,600	759,254
	Chubu Shiryo Co. Ltd.	8,400	87,264
#	Chubu Steel Plate Co. Ltd.	4,100	52,641
	Chudenko Corp.	9,800	267,447
	Chuetsu Pulp & Paper Co. Ltd.	3,200	34,527
	Chugai Pharmaceutical Co. Ltd.	40,200	1,839,863
	Chugai Ro Co. Ltd.	2,300	69,534
	Chugin Financial Group, Inc.	50,900	709,795

		Shares	Value»
JAPAN — (Continued)
	Chugoku Electric Power Co., Inc.	53,900	$299,862
	Chugoku Marine Paints Ltd.	12,500	334,156
#	Chuo Spring Co. Ltd.	8,000	172,419
#	Chuo Warehouse Co. Ltd.	1,600	13,726
	Citizen Watch Co. Ltd.	72,700	504,514
	CKD Corp.	14,800	316,912
#	CK-San-Etsu Co. Ltd.	1,500	38,855
	Cleanup Corp.	8,300	40,947
	CMK Corp.	19,100	49,653
	Coca-Cola Bottlers Japan Holdings, Inc.	32,456	519,393
*	COLOPL, Inc.	22,700	65,571
#	Colowide Co. Ltd.	21,900	237,568
	Computer Engineering & Consulting Ltd.	6,300	88,287
	COMSYS Holdings Corp.	26,405	665,867
	Comture Corp.	10,100	103,813
	Copro-Holdings Co. Ltd.	6,800	45,549
#*	Core Concept Technologies, Inc.	4,000	24,634
#	Core Corp.	1,800	24,046
#	Corona Corp.	5,700	33,381
#	Cosel Co. Ltd.	8,100	64,549
	Cosmo Energy Holdings Co. Ltd.	47,200	1,077,830
	Cosmos Initia Co. Ltd.	5,600	47,066
	Cosmos Pharmaceutical Corp.	8,000	357,931
#	Cota Co. Ltd.	5,291	41,665
#*	Cover Corp.	11,700	138,746
	Create Restaurants Holdings, Inc.	72,200	344,218
	Create SD Holdings Co. Ltd.	10,600	219,678
	Credit Saison Co. Ltd.	55,608	1,354,638
	Creek & River Co. Ltd.	4,300	40,872
	Cresco Ltd.	9,200	96,828
#	Cross Cat Co. Ltd.	3,100	21,698
	CTI Engineering Co. Ltd.	9,800	180,210
	CTS Co. Ltd.	8,900	51,256
*	CUC, Inc.	2,000	13,679

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Curves Holdings Co. Ltd.	19,500	$91,873
	CyberAgent, Inc.	63,900	636,972
#*	CYBERDYNE, Inc.	45,600	52,039
	Cybozu, Inc.	10,200	202,966
	Dai Nippon Printing Co. Ltd.	48,400	807,814
	Dai Nippon Toryo Co. Ltd.	7,000	57,571
	Daicel Corp.	78,900	678,863
	Dai-Dan Co. Ltd.	11,600	514,021
	Daido Metal Co. Ltd.	12,900	87,370
	Daido Steel Co. Ltd.	41,500	392,669
	Daiei Kankyo Co. Ltd.	1,500	33,359
	Daifuku Co. Ltd.	29,700	946,740
	Daihatsu Infinearth Mfg Co. Ltd.	7,700	153,021
	Daihen Corp.	2,300	150,503
	Daiho Corp.	12,500	64,009
	Dai-Ichi Cutter Kogyo KK	5,000	42,335
	Daiichi Jitsugyo Co. Ltd.	8,100	137,165
	Daiichi Kensetsu Corp.	1,800	40,825
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	44,965
	Dai-ichi Life Holdings, Inc.	268,800	1,886,706
	Daiichi Sankyo Co. Ltd.	24,200	578,092
	Daiichikosho Co. Ltd.	23,382	239,067
#	Daiki Aluminium Industry Co. Ltd.	16,500	120,399
	Daikin Industries Ltd.	18,600	2,160,948
#	Daikoku Denki Co. Ltd.	4,300	74,499
	Daikokutenbussan Co. Ltd.	2,000	80,351
	Daikyonishikawa Corp.	15,400	72,784
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,400	108,388
	Daio Paper Corp.	28,900	152,324
	Daiseki Co. Ltd.	10,520	221,273
	Daishi Hokuetsu Financial Group, Inc.	91,500	882,432
	Daishinku Corp.	10,400	39,129
	Daisue Construction Co. Ltd.	3,800	83,837

		Shares	Value»
JAPAN — (Continued)
#	Daisyo Corp.	1,700	$12,085
	Daito Pharmaceutical Co. Ltd.	7,670	61,867
	Daito Trust Construction Co. Ltd.	38,000	710,450
	Daitron Co. Ltd.	3,300	99,096
	Daiwa House Industry Co. Ltd.	81,600	2,768,529
	Daiwa Industries Ltd.	11,800	120,748
	Daiwa Securities Group, Inc.	165,800	1,275,989
	Daiwabo Holdings Co. Ltd.	39,700	741,597
	DCM Holdings Co. Ltd.	44,100	408,916
	Dear Life Co. Ltd.	11,300	80,953
#	DeNA Co. Ltd.	11,600	203,377
	Denka Co. Ltd.	24,550	356,303
	Denso Corp.	76,300	1,066,047
	Dentsu Group, Inc.	28,200	558,497
	Dentsu Soken, Inc.	7,600	376,369
	Denyo Co. Ltd.	6,100	113,549
	Dexerials Corp.	57,900	933,922
	DIC Corp.	24,000	564,673
	Digital Arts, Inc.	3,400	166,338
	Digital Hearts Holdings Co. Ltd.	4,100	25,489
#	Digital Holdings, Inc.	5,700	80,118
	Digital Information Technologies Corp.	3,100	49,798
	Dip Corp.	9,800	134,501
	Disco Corp.	7,400	2,457,414
	DKK Co. Ltd.	3,400	42,415
	DKS Co. Ltd.	2,800	119,368
#	DMG Mori Co. Ltd.	46,000	713,434
	Doshisha Co. Ltd.	6,800	127,886
	Double Standard, Inc.	2,600	28,434
	Doutor Nichires Holdings Co. Ltd.	8,700	135,716
	Dowa Holdings Co. Ltd.	16,195	587,218
	DTS Corp.	48,800	406,542
	Duskin Co. Ltd.	8,400	202,515
#	DyDo Group Holdings, Inc.	5,600	88,184
	Eagle Industry Co. Ltd.	6,400	113,299
	East Japan Railway Co.	31,700	774,272
#	EAT&HOLDINGS Co. Ltd.	2,900	36,879
	Ebara Corp.	83,700	2,232,055

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Ebara Foods Industry, Inc.	2,300	$37,058
	Ebara Jitsugyo Co. Ltd.	2,800	76,163
	Ebase Co. Ltd.	6,400	18,764
	Eco’s Co. Ltd.	4,000	73,600
	EDION Corp.	17,900	235,465
	eGuarantee, Inc.	11,100	114,494
#	Ehime Bank Ltd.	12,500	101,370
	Eisai Co. Ltd.	20,109	597,249
	Eizo Corp.	9,500	134,853
	EJ Holdings, Inc.	2,600	28,077
	Elan Corp.	6,701	34,017
	Elecom Co. Ltd.	10,300	120,448
	Electric Power Development Co. Ltd.	19,000	361,109
#	EM Systems Co. Ltd.	11,200	59,352
	en, Inc.	10,100	101,879
	Endo Lighting Corp.	5,800	84,905
	ENEOS Holdings, Inc.	493,700	3,114,612
#	Enplas Corp.	2,000	105,125
	Entrust, Inc.	1,600	10,907
	ERI Holdings Co. Ltd.	1,700	40,467
	ES-Con Japan Ltd.	10,700	69,495
	Eslead Corp.	3,700	130,587
	ESPEC Corp.	4,400	100,125
	Eternal Hospitality Group Co. Ltd.	2,900	52,730
	eWeLL Co. Ltd.	1,200	21,546
	Exedy Corp.	12,100	406,560
	EXEO Group, Inc.	44,290	638,784
	Ezaki Glico Co. Ltd.	8,700	278,021
	F&M Co. Ltd.	3,200	55,184
	FALCO HOLDINGS Co. Ltd.	2,100	33,798
	FANUC Corp.	10,100	337,051
	Fast Retailing Co. Ltd.	11,600	4,258,589
	FCC Co. Ltd.	12,300	248,460
	Feed One Co. Ltd.	8,680	57,311
#	Ferrotec Corp.	17,100	560,551
#	FFRI Security, Inc.	1,400	98,266
#	FIDEA Holdings Co. Ltd.	7,220	77,539
	Financial Partners Group Co. Ltd.	21,500	298,044
#	FINDEX, Inc.	5,100	27,235
	Fintech Global, Inc.	24,800	16,379
	First Bank of Toyama Ltd.	19,500	184,380
#	Fixstars Corp.	10,200	132,899
	FJ Next Holdings Co. Ltd.	7,900	77,437

		Shares	Value»
JAPAN — (Continued)
	Focus Systems Corp.	3,400	$35,648
	Food & Life Cos. Ltd.	33,500	1,633,908
	Forum Engineering, Inc.	7,100	56,640
	Forval Corp.	1,400	11,068
	Foster Electric Co. Ltd.	6,100	105,465
	FP Corp.	14,000	227,503
#	France Bed Holdings Co. Ltd.	9,800	83,714
#	Freebit Co. Ltd.	6,000	61,756
#	Freund Corp.	3,044	21,239
#*	Fronteo, Inc.	8,600	51,716
	FTGroup Co. Ltd.	6,700	55,581
	Fudo Tetra Corp.	4,750	75,208
	Fuji Corp. (6134 JP)	26,400	512,339
	Fuji Corp. Ltd.	9,500	50,542
	Fuji Die Co. Ltd.	2,300	13,168
	Fuji Electric Co. Ltd.	27,200	1,942,661
	Fuji Kyuko Co. Ltd.	6,700	107,746
	Fuji Media Holdings, Inc.	12,900	287,935
	Fuji Oil Co. Ltd.	10,200	210,977
	Fuji Pharma Co. Ltd.	5,100	52,178
	Fuji Seal International, Inc.	11,986	210,745
	Fuji United Holdings Co. Ltd.	1,700	12,933
	Fujibo Holdings, Inc.	3,100	137,246
#	Fujicco Co. Ltd.	6,000	62,216
	FUJIFILM Holdings Corp.	44,600	1,033,680
	Fujikura Composites, Inc.	8,600	107,789
	Fujikura Kasei Co. Ltd.	10,400	41,591
	Fujikura Ltd.	43,400	5,909,953
	Fujimi, Inc.	8,400	131,361
	Fujishoji Co. Ltd.	3,200	22,084
	Fujita Kanko, Inc.	2,300	166,509
	Fujitsu Ltd.	104,900	2,733,740
	FuKoKu Co. Ltd.	6,200	73,790
	Fukuda Corp.	2,600	116,017
	Fukuda Denshi Co. Ltd.	5,800	262,383
	Fukui Bank Ltd.	6,500	91,628
	Fukui Computer Holdings, Inc.	3,500	69,977
	Fukuoka Financial Group, Inc.	28,432	826,244
	Fukuyama Transporting Co. Ltd.	6,200	154,005

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FULLCAST Holdings Co. Ltd.	6,400	$70,204
#	Fumakilla Ltd.	3,000	22,643
	Funai Soken Holdings, Inc.	10,770	169,666
	Furukawa Co. Ltd.	9,281	182,921
	Furukawa Electric Co. Ltd.	24,500	1,734,248
	Furuno Electric Co. Ltd.	10,200	591,759
	Furuya Metal Co. Ltd.	3,600	66,392
	Furyu Corp.	8,200	55,474
	Fuso Chemical Co. Ltd.	7,400	245,328
	Fuso Pharmaceutical Industries Ltd.	2,900	39,819
#	Futaba Corp.	3,500	15,299
	Futaba Industrial Co. Ltd.	22,700	138,637
	Future Corp.	16,700	235,466
	Fuyo General Lease Co. Ltd.	25,800	674,529
	G-7 Holdings, Inc.	8,100	67,159
	GA Technologies Co. Ltd.	7,800	100,815
	Gakken Holdings Co. Ltd.	11,000	73,267
	Gakkyusha Co. Ltd.	3,000	44,194
#	Gakujo Co. Ltd.	3,500	36,621
	Galilei Co. Ltd.	8,600	200,038
	Gecoss Corp.	5,700	50,620
	Genki Global Dining Concepts Corp.	4,000	78,566
	Genky DrugStores Co. Ltd.	8,400	279,605
	Geo Holdings Corp.	7,600	79,559
#	Gift Holdings, Inc.	3,800	79,538
	Giken Ltd.	1,900	20,328
#	Global Security Experts, Inc.	600	14,369
	GLOBERIDE, Inc.	8,800	133,113
	Glory Ltd.	14,000	334,521
	GLtechno Holdings, Inc.	2,750	53,724
	GMO Financial Gate, Inc.	1,000	37,426
	GMO Financial Holdings, Inc.	11,600	67,689
	GMO GlobalSign Holdings KK	1,200	16,139
	GMO internet group, Inc.	27,100	606,965
	GMO Payment Gateway, Inc.	8,400	458,223

		Shares	Value»
JAPAN — (Continued)
	Godo Steel Ltd.	4,200	$99,583
#*	Gokurakuyu Holdings Co. Ltd.	8,600	26,761
	Goldcrest Co. Ltd.	7,200	156,076
	Goldwin, Inc.	16,500	272,545
	Grandy House Corp.	4,200	15,431
	GREE Holdings, Inc.	25,900	67,655
	Greens Co. Ltd.	2,600	38,007
	grems, Inc.	3,300	49,210
	GS Yuasa Corp.	25,616	715,315
	GSI Creos Corp.	3,600	53,908
	G-Tekt Corp.	7,530	96,615
	Gun-Ei Chemical Industry Co. Ltd.	1,900	41,024
	GungHo Online Entertainment, Inc.	1,010	17,080
	Gunma Bank Ltd.	120,400	1,251,513
	Gunze Ltd.	11,400	280,813
	H.U. Group Holdings, Inc.	6,360	155,186
	H2O Retailing Corp.	28,400	384,230
	Hachijuni Bank Ltd.	95,019	957,140
#	Hagihara Industries, Inc.	4,900	51,172
	Hagiwara Electric Holdings Co. Ltd.	3,300	75,767
#	Hakudo Co. Ltd.	2,400	34,515
	Hakuhodo DY Holdings, Inc.	50,100	362,642
	Halows Co. Ltd.	3,100	87,884
	Hamakyorex Co. Ltd.	25,600	253,938
	Hamamatsu Photonics KK	27,500	307,813
#	Hamee Corp.	3,200	10,759
	Hankyu Hanshin Holdings, Inc.	28,900	776,080
	Hanwa Co. Ltd.	12,800	533,895
	Happinet Corp.	7,100	289,210
	Hard Off Corp. Co. Ltd.	4,500	52,710
	Harima Chemicals Group, Inc.	6,100	35,612
	Haseko Corp.	80,900	1,306,453
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	10,856
	Hazama Ando Corp.	58,800	657,950
	Heiwa Corp.	20,200	262,587
	Heiwa Real Estate Co. Ltd.	12,800	187,336
	Heiwado Co. Ltd.	10,115	186,063
	Hennge KK	5,300	50,354
	Hibino Corp.	1,100	18,546
	Hibiya Engineering Ltd.	6,300	185,298

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hiday Hidaka Corp.	7,700	$164,364
	Hikari Tsushin, Inc.	1,100	291,375
#	HI-LEX Corp.	7,200	133,602
*	Hino Motors Ltd.	92,400	209,904
	Hioki EE Corp.	2,700	103,712
	Hirakawa Hewtech Corp.	4,200	63,251
	Hirano Tecseed Co. Ltd.	2,000	20,920
	Hirata Corp.	8,900	117,506
	Hirogin Holdings, Inc.	82,300	768,915
	Hirose Electric Co. Ltd.	5,255	703,998
	Hirose Tusyo, Inc.	1,900	46,215
#	Hiroshima Gas Co. Ltd.	9,300	21,956
#	HIS Co. Ltd.	16,500	140,073
	Hisaka Works Ltd.	6,800	62,149
	Hisamitsu Pharmaceutical Co., Inc.	9,400	244,341
	Hitachi Construction Machinery Co. Ltd.	29,700	966,645
	Hitachi Ltd. (6501 JP)	323,400	11,047,014
	Hochiki Corp.	5,600	139,975
#	Hodogaya Chemical Co. Ltd.	5,000	59,146
	Hogy Medical Co. Ltd.	5,900	204,808
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,400	35,112
#	Hokkaido Electric Power Co., Inc.	31,900	222,006
	Hokkaido Gas Co. Ltd.	23,500	103,284
	Hokkan Holdings Ltd.	4,300	60,027
	Hokko Chemical Industry Co. Ltd.	8,500	89,398
#	Hokuetsu Corp.	45,100	239,180
	Hokuhoku Financial Group, Inc.	54,100	1,325,323
	Hokuriku Electric Industry Co. Ltd.	3,300	48,734
	Hokuriku Electric Power Co.	32,300	179,635
	Hokuriku Electrical Construction Co. Ltd.	6,000	54,484
	Hokuto Corp.	6,400	75,739
	Honda Motor Co. Ltd. (7267 JP)	361,500	3,653,768
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	4,900	149,450

		Shares	Value»
JAPAN — (Continued)
	H-One Co. Ltd.	7,300	$63,250
#	Honeys Holdings Co. Ltd.	6,900	66,275
	Hoosiers Holdings Co. Ltd.	10,800	88,635
	Horiba Ltd.	10,100	938,372
	Hoshizaki Corp.	5,800	204,074
	Hosiden Corp.	22,400	357,080
	Hosokawa Micron Corp.	3,800	140,323
	Hotland Holdings Co. Ltd.	4,200	55,958
	House Foods Group, Inc.	17,093	320,308
#	Howa Machinery Ltd.	5,400	49,895
	Hoya Corp.	26,300	4,271,962
	HS Holdings Co. Ltd.	7,900	51,398
	Hulic Co. Ltd.	84,895	877,081
	Hyakugo Bank Ltd.	81,100	502,953
	Hyakujushi Bank Ltd.	8,700	304,571
	Ibiden Co. Ltd.	17,100	1,609,530
	IBJ, Inc.	7,100	37,018
#	Ichibanya Co. Ltd.	15,500	90,475
	Ichiken Co. Ltd.	2,000	50,040
	Ichikoh Industries Ltd.	17,800	54,134
	Ichinen Holdings Co. Ltd.	8,100	105,693
	Ichiyoshi Securities Co. Ltd.	7,100	39,114
	Icom, Inc.	3,300	67,133
	ID Holdings Corp.	5,550	72,766
	Idec Corp.	5,600	85,247
	Idemitsu Kosan Co. Ltd.	144,645	1,005,825
	IDOM, Inc.	26,700	199,308
	Ifuji Sangyo Co. Ltd.	700	9,902
#	IG Port, Inc.	3,200	30,223
	IHI Corp.	33,600	695,657
	Iida Group Holdings Co. Ltd.	31,200	477,777
	Iino Kaiun Kaisha Ltd.	36,600	298,513
#	IKK Holdings, Inc.	2,300	11,305
	I’ll, Inc.	2,800	44,260
	i-mobile Co. Ltd.	7,200	27,300
	Imuraya Group Co. Ltd.	2,700	43,417
	Inaba Denki Sangyo Co. Ltd.	10,000	294,470
	Inaba Seisakusho Co. Ltd.	4,800	49,297
	Inabata & Co. Ltd.	19,800	443,454
#	I-NE Co. Ltd.	2,800	22,817
	Ines Corp.	5,600	61,864
#	I-Net Corp.	5,310	86,911
	Infomart Corp.	43,000	91,245

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	INFRONEER Holdings, Inc.	73,120	$783,344
	Innotech Corp.	6,300	74,595
	Inpex Corp.	291,500	5,378,793
	Insource Co. Ltd.	15,600	88,195
	Intelligent Wave, Inc.	4,800	32,211
#	Inter Action Corp.	1,300	11,963
	Internet Initiative Japan, Inc.	28,900	521,428
#	Inui Global Logistics Co. Ltd.	3,300	33,597
	IPS, Inc.	3,900	76,071
	Iriso Electronics Co. Ltd.	6,300	126,468
	ISB Corp.	2,500	29,105
#	Ise Chemicals Corp.	600	122,476
#	Iseki & Co. Ltd.	3,700	52,774
	Isetan Mitsukoshi Holdings Ltd.	61,500	965,186
#	Ishihara Chemical Co. Ltd.	4,000	56,483
	Ishihara Sangyo Kaisha Ltd.	13,300	204,667
	Ishizuka Glass Co. Ltd.	1,300	25,463
#	Istyle, Inc.	22,100	64,320
	Isuzu Motors Ltd.	156,600	1,921,526
	Itfor, Inc.	5,500	54,384
#	ITmedia, Inc.	2,600	27,069
#	Ito En Ltd.	14,700	302,982
	ITOCHU Corp.	36,000	2,085,237
	Itochu Enex Co. Ltd.	23,400	276,083
	Itochu-Shokuhin Co. Ltd.	2,500	151,960
	Itoham Yonekyu Holdings, Inc.	9,980	356,856
	Itoki Corp.	20,600	332,292
	IwaiCosmo Holdings, Inc.	7,900	144,308
	Iwaki Co. Ltd.	2,800	46,261
	Iwatani Corp.	74,000	770,395
	Iwatsuka Confectionery Co. Ltd.	3,200	61,991
	Iyogin Holdings, Inc.	65,700	1,026,620
	Izumi Co. Ltd.	11,600	216,242
	J Front Retailing Co. Ltd.	81,000	1,218,293
	J Trust Co. Ltd.	17,800	46,806
	JAC Recruitment Co. Ltd.	26,100	171,895
	Jaccs Co. Ltd.	9,900	258,937
*	Jade Group, Inc.	3,300	34,753

		Shares	Value»
JAPAN — (Continued)
	JAFCO Group Co. Ltd.	24,300	$379,808
#	JANOME Corp.	7,000	50,084
	Japan Airlines Co. Ltd.	38,100	686,387
	Japan Airport Terminal Co. Ltd.	17,300	537,536
	Japan Aviation Electronics Industry Ltd.	14,800	221,036
	Japan Business Systems, Inc.	5,200	49,899
*	Japan Communications, Inc.	42,200	40,998
	Japan Electronic Materials Corp.	3,700	104,692
	Japan Elevator Service Holdings Co. Ltd.	52,400	616,860
	Japan Exchange Group, Inc.	132,200	1,474,184
#	Japan Foundation Engineering Co. Ltd.	5,100	20,914
#	Japan Hospice Holdings, Inc.	1,300	11,413
	Japan Investment Adviser Co. Ltd.	8,700	99,706
	Japan Lifeline Co. Ltd.	14,800	140,482
	Japan Material Co. Ltd.	17,500	218,645
	Japan Medical Dynamic Marketing, Inc.	7,100	21,945
	Japan Petroleum Exploration Co. Ltd.	40,000	334,301
	Japan Post Bank Co. Ltd.	83,900	940,106
	Japan Post Holdings Co. Ltd.	81,100	759,992
	Japan Post Insurance Co. Ltd.	24,100	623,282
	Japan Property Management Center Co. Ltd.	4,600	37,391
	Japan Pulp & Paper Co. Ltd.	44,000	206,463
	Japan Securities Finance Co. Ltd.	29,000	333,023

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Steel Works Ltd.	11,574	$758,018
	Japan System Techniques Co. Ltd.	5,200	72,049
	Japan Tobacco, Inc.	20,400	710,591
	Japan Transcity Corp.	14,800	110,095
	Japan Wool Textile Co. Ltd.	18,700	197,248
	JBCC Holdings, Inc.	16,000	134,183
	JCU Corp.	9,700	286,092
	JDC Corp.	16,200	56,518
	Jeol Ltd.	13,200	443,615
	JFE Holdings, Inc.	74,100	849,202
	JFE Systems, Inc.	1,800	21,900
	JGC Holdings Corp.	56,800	574,502
*	JIG-SAW, Inc.	1,500	39,461
	JINS Holdings, Inc.	3,800	191,724
	JINUSHI Co. Ltd.	4,500	84,665
#	JK Holdings Co. Ltd.	6,500	53,139
	J-Lease Co. Ltd.	4,000	39,039
	JM Holdings Co. Ltd.	10,800	105,584
	JMS Co. Ltd.	4,100	11,436
	J-Oil Mills, Inc.	6,600	86,395
	Joshin Denki Co. Ltd.	5,000	86,572
	Joyful Honda Co. Ltd.	15,200	201,047
#	JP-Holdings, Inc.	21,100	81,329
#	JSB Co. Ltd.	2,600	61,500
	JSP Corp.	4,700	57,496
	JTEKT Corp.	55,700	557,225
*	Juki Corp.	8,500	24,373
	Juroku Financial Group, Inc.	10,200	371,485
	Justsystems Corp.	8,500	274,531
	JVCKenwood Corp.	80,300	643,386
#	K&O Energy Group, Inc.	5,900	133,007
	Kadokawa Corp.	9,000	202,060
	Kadoya Sesame Mills, Inc.	1,000	24,739
	Kaga Electronics Co. Ltd.	16,600	384,395
#	Kagome Co. Ltd.	20,600	355,900
	Kajima Corp.	48,300	1,557,084
	Kakaku.com, Inc.	36,300	645,324
	Kaken Pharmaceutical Co. Ltd.	2,700	64,221
	Kakiyasu Honten Co. Ltd.	800	13,539
	Kamakura Shinsho Ltd.	9,100	34,133
	Kameda Seika Co. Ltd.	2,500	62,319
	Kamei Corp.	8,600	162,674
	Kamigumi Co. Ltd.	23,700	711,432

		Shares	Value»
JAPAN — (Continued)
#	Kanaden Corp.	6,900	$93,674
	Kanadevia Corp.	74,700	553,503
#	Kanagawa Chuo Kotsu Co. Ltd.	2,100	47,791
	Kanamic Network Co. Ltd.	5,700	17,776
	Kanamoto Co. Ltd.	9,700	225,914
	Kandenko Co. Ltd.	25,600	782,391
	Kaneka Corp.	13,400	369,700
	Kaneko Seeds Co. Ltd.	3,900	41,893
	Kanematsu Corp.	34,500	698,481
	Kanemi Co. Ltd.	600	12,899
#	Kanro, Inc.	7,500	70,683
	Kansai Electric Power Co., Inc.	67,300	1,049,890
	Kansai Paint Co. Ltd.	43,000	690,167
	Kanto Denka Kogyo Co. Ltd.	16,448	110,978
	Kao Corp.	32,120	1,359,306
#	Kappa Create Co. Ltd.	6,900	66,662
	Katakura Industries Co. Ltd.	8,000	137,907
	Katitas Co. Ltd.	16,000	260,112
	Kato Sangyo Co. Ltd.	5,700	218,803
	Kato Works Co. Ltd.	5,200	46,730
	Kawada Technologies, Inc.	5,700	149,350
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,600	43,720
	Kawasaki Heavy Industries Ltd.	13,300	1,065,019
#	Kawasaki Kisen Kaisha Ltd.	41,466	594,106
	KDDI Corp.	298,000	4,750,224
#	KeePer Technical Laboratory Co. Ltd.	4,700	111,960
	Keihan Holdings Co. Ltd.	26,300	532,821
	Keihanshin Building Co. Ltd.	7,700	86,589
	Keikyu Corp.	31,500	293,868
	Keio Corp.	15,800	374,738
	Keisei Electric Railway Co. Ltd.	36,357	290,183
	KEIWA, Inc.	2,400	17,961
	Keiyo Bank Ltd.	31,000	261,536
	Kenko Mayonnaise Co. Ltd.	4,700	55,497
	Kewpie Corp.	27,400	760,281
	Keyence Corp.	3,800	1,410,311

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KH Neochem Co. Ltd.	10,058	$179,866
#	Kibun Foods, Inc.	4,200	29,275
	Kikkoman Corp.	63,900	508,838
	Kimura Chemical Plants Co. Ltd.	5,900	40,999
	Kimura Unity Co. Ltd.	2,800	15,277
	Kinden Corp.	23,600	945,348
#	King Jim Co. Ltd.	4,200	22,880
	Kintetsu Department Store Co. Ltd.	3,100	37,760
	Kintetsu Group Holdings Co. Ltd.	23,000	436,471
	Kirin Holdings Co. Ltd.	70,200	987,203
	Kissei Pharmaceutical Co. Ltd.	11,300	295,089
	Ki-Star Real Estate Co. Ltd.	4,300	145,973
	Kitagawa Corp.	4,300	45,000
#	Kita-Nippon Bank Ltd.	3,100	75,775
	Kitano Construction Corp.	6,400	54,684
#	Kitanotatsujin Corp.	18,900	16,635
	Kitz Corp.	25,100	281,386
	Kiyo Bank Ltd.	29,500	574,563
#*	KNT-CT Holdings Co. Ltd.	3,800	36,801
	Koa Corp.	12,400	110,185
	Koa Shoji Holdings Co. Ltd.	2,400	12,167
	Koatsu Gas Kogyo Co. Ltd.	11,200	74,649
#	Kobe Bussan Co. Ltd.	17,000	394,470
#	Kobe Electric Railway Co. Ltd.	1,600	24,193
	Kobe Steel Ltd.	154,000	1,812,482
	Koei Tecmo Holdings Co. Ltd.	5,620	75,645
	Kohnan Shoji Co. Ltd.	10,700	259,050
#	Kohoku Kogyo Co. Ltd.	2,400	54,001
	Kohsoku Corp.	3,200	59,295
#	Koike-ya, Inc.	1,200	35,534
	Koito Manufacturing Co. Ltd.	38,000	565,828
#	Kojima Co. Ltd.	11,600	82,768
	Kokusai Electric Corp.	30,100	1,099,897
	Kokuyo Co. Ltd.	91,600	525,638
	Komatsu Ltd.	125,000	4,181,368
#	Komatsu Matere Co. Ltd.	10,900	60,726
	Komatsu Wall Industry Co. Ltd.	5,100	82,262

		Shares	Value»
JAPAN — (Continued)
	KOMEDA Holdings Co. Ltd.	14,900	$280,721
	Komehyo Holdings Co. Ltd.	3,700	71,869
	Komeri Co. Ltd.	9,700	201,803
	Komori Corp.	14,000	131,481
	Konami Group Corp.	9,900	1,648,698
#	Kondotec, Inc.	7,700	83,883
	Konica Minolta, Inc.	116,700	400,741
	Konishi Co. Ltd.	20,200	161,680
	Konoike Transport Co. Ltd.	10,300	213,029
#	Konoshima Chemical Co. Ltd.	3,900	37,383
	Kosaido Holdings Co. Ltd.	12,700	34,905
	Kose Corp.	6,900	264,342
	Koshidaka Holdings Co. Ltd.	17,900	136,929
#	Kotobuki Spirits Co. Ltd.	35,600	426,814
*	Kourakuen Corp.	1,300	8,686
	Kozo Keikaku Engineering Holdings, Inc.	1,000	20,581
	KPP Group Holdings Co. Ltd.	16,100	79,531
	Kraftia Corp.	11,200	592,456
	Krosaki Harima Corp.	6,400	171,629
	KRS Corp.	5,400	101,962
	K’s Holdings Corp.	57,600	571,005
	KU Holdings Co. Ltd.	4,300	32,840
	Kubota Corp. (6326 JP)	124,300	1,609,332
#	Kumagai Gumi Co. Ltd.	49,200	446,716
#	Kumiai Chemical Industry Co. Ltd.	25,263	111,760
#	Kura Sushi, Inc.	4,300	92,624
	Kurabo Industries Ltd.	5,100	231,894
	Kuraray Co. Ltd.	96,400	1,044,644
#	Kureha Corp.	13,700	327,512
#	Kurimoto Ltd.	17,000	190,880
	Kurita Water Industries Ltd.	25,700	973,618
	Kuriyama Holdings Corp.	5,600	60,287
#	Kusuri No. Aoki Holdings Co. Ltd.	17,400	440,895
	KYB Corp.	14,200	360,096
	Kyocera Corp.	152,004	2,017,001
	Kyodo Printing Co. Ltd.	10,800	105,031
	Kyoei Steel Ltd.	6,800	101,234

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyokuto Boeki Kaisha Ltd.	6,000	$69,319
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	220,897
	Kyokuto Securities Co. Ltd.	7,300	72,120
	Kyokuyo Co. Ltd.	3,700	114,382
	Kyorin Pharmaceutical Co. Ltd.	10,900	99,356
	Kyoritsu Maintenance Co. Ltd.	23,300	453,461
#	Kyosan Electric Manufacturing Co. Ltd.	17,000	58,226
	Kyoto Financial Group, Inc.	53,500	1,083,822
	Kyowa Kirin Co. Ltd.	23,100	357,681
	Kyushu Electric Power Co., Inc.	58,200	571,190
	Kyushu Financial Group, Inc.	109,299	626,434
	Kyushu Railway Co.	21,100	535,113
	LA Holdings Co. Ltd.	2,100	102,293
#	Lacto Japan Co. Ltd.	2,400	53,734
#	Lasertec Corp.	8,500	1,725,774
	LEC, Inc.	5,500	36,386
	Leopalace21 Corp.	70,800	289,135
	Life Corp.	12,400	194,536
	Lifedrink Co., Inc.	13,200	171,762
#	LIFULL Co. Ltd.	17,200	21,423
#	LIKE, Inc.	3,000	29,182
	Link & Motivation, Inc.	12,800	40,844
	Lintec Corp.	15,338	389,804
	Lion Corp.	53,800	530,146
	LITALICO, Inc.	6,100	48,782
	Lixil Corp.	62,300	690,507
	Loadstar Capital KK	3,000	62,922
#	Look Holdings, Inc.	2,300	39,437
	LY Corp.	140,400	412,568
	M&A Capital Partners Co. Ltd.	2,300	43,918
	M3, Inc.	29,300	410,635
	Mabuchi Motor Co. Ltd.	27,400	484,049
	Macnica Holdings, Inc.	54,597	777,283
	Maeda Kosen Co. Ltd.	18,000	224,882
	Maezawa Industries, Inc.	2,800	34,920
#	Maezawa Kasei Industries Co. Ltd.	5,600	75,696

		Shares	Value»
JAPAN — (Continued)
#	Maezawa Kyuso Industries Co. Ltd.	6,800	$63,193
	Makino Milling Machine Co. Ltd.	9,300	675,638
	Makita Corp. (6586 JP)	20,400	616,719
	Mamiya-Op Co. Ltd.	1,800	22,003
#	Management Solutions Co. Ltd.	3,500	30,382
	Mandom Corp.	13,300	209,252
	Mani, Inc.	21,200	202,813
	MarkLines Co. Ltd.	3,600	46,220
	Mars Group Holdings Corp.	3,500	69,654
	Marubeni Corp.	66,300	1,629,390
	Marubun Corp.	6,700	51,541
#	Maruchiyo Yamaokaya Corp.	2,600	45,209
#	Marudai Food Co. Ltd.	6,000	72,943
	Maruha Nichiro Corp.	20,233	452,277
	Marui Group Co. Ltd.	40,600	778,641
	Maruichi Steel Tube Ltd.	57,000	481,952
	MARUKA FURUSATO Corp.	7,553	110,614
#	Marusan Securities Co. Ltd.	17,700	106,528
	Maruwa Co. Ltd.	1,900	537,200
	Maruyama Manufacturing Co., Inc.	900	12,687
	Maruzen Showa Unyu Co. Ltd.	4,800	215,993
	Marvelous, Inc.	4,000	14,667
	Matching Service Japan Co. Ltd.	2,600	16,879
	Matsuda Sangyo Co. Ltd.	6,500	174,535
#	Matsui Construction Co. Ltd.	6,600	59,100
#	Matsui Securities Co. Ltd.	34,200	170,363
	MatsukiyoCocokara & Co.	56,540	1,024,369
	Matsuya Co. Ltd.	10,300	115,321
	Matsuyafoods Holdings Co. Ltd.	1,800	68,322
	Max Co. Ltd.	6,000	217,487
	Maxell Ltd.	15,600	226,136
	Maxvalu Tokai Co. Ltd.	2,400	54,406
	Mazda Motor Corp.	116,600	803,473

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	McDonald’s Holdings Co. Japan Ltd.	12,300	$481,175
	MCJ Co. Ltd.	34,200	322,609
	Mebuki Financial Group, Inc.	234,190	1,461,254
	MEC Co. Ltd.	5,100	150,450
	Media Do Co. Ltd.	2,600	30,687
#	Medical System Network Co. Ltd.	12,800	40,808
	Medikit Co. Ltd.	600	10,538
	Medipal Holdings Corp.	40,200	654,070
#	Medius Holdings Co. Ltd.	3,700	19,166
#*	Medley, Inc.	2,400	32,761
	Megachips Corp.	500	26,207
	Megmilk Snow Brand Co. Ltd.	14,500	265,939
	Meidensha Corp.	15,600	617,807
	Meiho Facility Works Ltd.	3,300	23,677
	Meiji Electric Industries Co. Ltd.	2,500	37,675
	MEIJI Holdings Co. Ltd.	29,000	558,248
#	Meiji Shipping Group Co. Ltd.	6,900	31,330
	Meiko Electronics Co. Ltd.	8,000	526,147
	Meisei Industrial Co. Ltd.	17,000	181,912
	MEITEC Group Holdings, Inc.	26,000	532,962
#	Meito Co. Ltd.	3,300	45,650
	Meiwa Corp.	11,400	58,580
	Meiwa Estate Co. Ltd.	3,900	27,056
	Menicon Co. Ltd.	22,100	172,292
*	Mercari, Inc.	18,273	270,959
	Mercuria Holdings Co. Ltd.	4,100	22,626
	METAWATER Co. Ltd.	3,400	72,976
	Micronics Japan Co. Ltd.	9,600	566,227
	Midac Holdings Co. Ltd.	2,700	32,460
#	Mie Kotsu Group Holdings, Inc.	16,900	58,955
	Milbon Co. Ltd.	3,300	49,566
	MIMAKI ENGINEERING Co. Ltd.	7,300	80,459
	Minebea Mitsumi, Inc.	72,961	1,441,984

		Shares	Value»
JAPAN — (Continued)
#	Mirai Industry Co. Ltd.	2,400	$51,886
	Mirait One Corp.	35,000	678,206
	Mirarth Holdings, Inc.	31,754	78,271
	Miroku Jyoho Service Co. Ltd.	5,900	67,442
	MISUMI Group, Inc.	26,200	408,485
	Mitani Corp.	7,600	114,628
#	Mitani Sangyo Co. Ltd.	9,700	31,379
	Mitani Sekisan Co. Ltd.	2,200	107,502
#	Mito Securities Co. Ltd.	24,400	81,027
	Mitsuba Corp.	11,300	68,687
	Mitsubishi Chemical Group Corp.	309,700	1,617,742
	Mitsubishi Corp.	157,590	3,784,153
	Mitsubishi Electric Corp.	72,000	2,044,266
	Mitsubishi Estate Co. Ltd.	55,200	1,169,792
	Mitsubishi Gas Chemical Co., Inc.	37,900	701,193
	Mitsubishi HC Capital, Inc.	299,200	2,340,542
	Mitsubishi Heavy Industries Ltd.	77,600	2,342,718
	Mitsubishi Kakoki Kaisha Ltd.	9,600	204,634
	Mitsubishi Logisnext Co. Ltd.	16,000	159,331
	Mitsubishi Logistics Corp.	68,000	493,070
	Mitsubishi Materials Corp.	39,000	750,899
	Mitsubishi Motors Corp.	187,600	457,167
	Mitsubishi Paper Mills Ltd.	8,900	35,215
	Mitsubishi Pencil Co. Ltd.	5,000	66,324
	Mitsubishi Research Institute, Inc.	3,000	94,849
	Mitsubishi Steel Manufacturing Co. Ltd.	3,400	41,333
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	557,200	8,416,655
	Mitsuboshi Belting Ltd.	6,300	151,695

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsui & Co. Ltd. (8031 JP)	120,200	$2,955,913
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	170	83,302
	Mitsui Chemicals, Inc.	37,110	876,128
	Mitsui DM Sugar Co. Ltd.	6,200	122,099
	Mitsui E&S Co. Ltd.	26,400	1,073,291
	Mitsui Fudosan Co. Ltd.	124,800	1,299,467
	Mitsui High-Tec, Inc.	31,300	156,110
	Mitsui Kinzoku Co. Ltd.	19,400	1,976,035
#	Mitsui Matsushima Holdings Co. Ltd.	21,000	176,370
#	Mitsui OSK Lines Ltd.	47,300	1,405,359
	Mitsui-Soko Holdings Co. Ltd.	22,500	590,473
	Mitsuuroko Group Holdings Co. Ltd.	14,700	200,846
	Miura Co. Ltd.	9,400	182,018
	MIXI, Inc.	11,000	221,977
	Miyaji Engineering Group, Inc.	8,400	107,644
	Miyazaki Bank Ltd.	4,900	147,347
	Miyoshi Oil & Fat Co. Ltd.	3,800	54,223
	Mizuho Financial Group, Inc. (8411 JP)	139,800	4,682,666
	Mizuho Leasing Co. Ltd.	75,200	602,446
	Mizuho Medy Co. Ltd.	3,600	38,074
	Mizuno Corp.	21,300	384,254
	Mochida Pharmaceutical Co. Ltd.	6,400	122,261
	Modec, Inc.	2,900	188,120
	Monogatari Corp.	8,800	220,022
	MonotaRO Co. Ltd.	40,800	569,246
	Morinaga & Co. Ltd.	19,500	336,000
	Morinaga Milk Industry Co. Ltd.	33,400	720,976
	Moriroku Co. Ltd.	1,800	27,381
	Morita Holdings Corp.	9,700	146,647
	Morito Co. Ltd.	6,400	67,423
	Morozoff Ltd.	5,400	53,402
#	Mory Industries, Inc.	8,000	49,806
	MOS Food Services, Inc.	900	22,572
	MrMax Holdings Ltd.	10,500	52,461

		Shares	Value»
JAPAN — (Continued)
	MS&AD Insurance Group Holdings, Inc.	125,700	$2,591,238
	MTI Ltd.	2,400	12,503
	Mugen Estate Co. Ltd.	4,500	59,409
	m-up Holdings, Inc.	12,400	154,913
	Murakami Corp.	2,200	96,601
	Murata Manufacturing Co. Ltd.	58,016	1,250,878
	Musashi Seimitsu Industry Co. Ltd.	16,200	365,473
	Musashino Bank Ltd.	8,400	225,982
	Muto Seiko Co.	2,000	21,834
	Nabtesco Corp.	9,900	247,991
#	Nachi-Fujikoshi Corp.	4,838	123,758
#	Nafco Co. Ltd.	5,700	73,887
	Nagano Keiki Co. Ltd.	5,600	85,185
	Nagase & Co. Ltd.	40,800	890,999
	Nagase Brothers, Inc.	4,000	58,234
	Nagoya Railroad Co. Ltd.	33,700	368,643
	Nakabayashi Co. Ltd.	9,300	34,731
	Nakamoto Packs Co. Ltd.	1,400	16,462
#	Nakamuraya Co. Ltd.	1,900	37,479
	Nakanishi, Inc.	13,500	178,742
#	Nakayama Steel Works Ltd.	13,800	55,149
	Namura Shipbuilding Co. Ltd.	18,000	610,489
	Nankai Electric Railway Co. Ltd.	19,200	346,813
	Nanto Bank Ltd.	8,800	292,683
	Nanyo Corp.	1,600	13,930
	Narasaki Sangyo Co. Ltd.	1,400	30,938
	Natori Co. Ltd.	2,500	31,541
	NCD Co. Ltd./Shinagawa	1,700	29,486
*	NE, Inc.	3,200	16,612
	NEC Capital Solutions Ltd.	5,300	130,952
	NEC Corp.	42,000	1,525,442
	Neturen Co. Ltd.	11,900	91,987
	New Art Holdings Co. Ltd.	3,079	28,628
	Nexon Co. Ltd.	14,000	285,523
#	Nextage Co. Ltd.	12,300	184,830
	NGK Insulators Ltd.	56,900	959,991
	NH Foods Ltd.	17,600	650,016
	NHK Spring Co. Ltd.	70,863	1,328,530
	Nicca Chemical Co. Ltd.	2,100	19,752

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nice Corp.	2,400	$27,625
	Nichias Corp.	23,800	888,079
#	Nichiban Co. Ltd.	4,000	49,577
	Nichicon Corp.	21,000	210,701
	Nichiden Corp.	5,400	86,925
	Nichiha Corp.	9,600	170,753
	Nichirei Corp.	64,600	764,694
	Nichireki Group Co. Ltd.	10,800	169,880
	Nichirin Co. Ltd.	4,500	104,715
	NIDEC Corp. (6594 JP)	120,300	1,463,663
	Nifco, Inc.	26,800	776,651
	Nihon Dempa Kogyo Co. Ltd.	7,900	57,699
	Nihon Dengi Co. Ltd.	2,800	99,372
	Nihon Denkei Co. Ltd.	3,900	51,525
	Nihon Flush Co. Ltd.	7,095	37,199
#	Nihon House Holdings Co. Ltd.	12,300	23,678
	Nihon Kagaku Sangyo Co. Ltd.	5,600	81,191
	Nihon M&A Center Holdings, Inc.	91,600	431,417
	Nihon Nohyaku Co. Ltd.	12,200	68,270
	Nihon Parkerizing Co. Ltd.	27,200	236,250
	Nihon Tokushu Toryo Co. Ltd.	5,000	67,676
	Nihon Trim Co. Ltd.	1,200	37,463
	Nikkiso Co. Ltd.	15,200	148,596
#	Nikko Co. Ltd.	10,500	52,067
#	Nikkon Holdings Co. Ltd.	29,694	669,720
	Nikon Corp.	52,500	612,290
	Nintendo Co. Ltd.	13,500	1,151,413
#	Nippi, Inc.	300	24,512
	Nippn Corp.	17,300	245,955
	Nippon Air Conditioning Services Co. Ltd.	6,100	51,864
	Nippon Aqua Co. Ltd.	5,000	30,298
	Nippon Avionics Co. Ltd.	2,000	70,484
#	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	93,037
	Nippon Carbide Industries Co., Inc.	3,800	52,310
#	Nippon Carbon Co. Ltd.	1,900	53,434

		Shares	Value»
JAPAN — (Continued)
	Nippon Care Supply Co. Ltd.	800	$12,585
	Nippon Chemical Industrial Co. Ltd.	3,000	54,452
*	Nippon Chemi-Con Corp.	5,600	56,512
#*	Nippon Coke & Engineering Co. Ltd.	76,400	46,994
#	Nippon Concrete Industries Co. Ltd.	16,800	35,169
	Nippon Denko Co. Ltd.	40,192	87,726
	Nippon Densetsu Kogyo Co. Ltd.	13,300	248,122
	Nippon Dry-Chemical Co. Ltd.	2,100	114,739
	Nippon Electric Glass Co. Ltd.	31,400	1,057,138
	Nippon Express Holdings, Inc.	73,200	1,557,351
	Nippon Fine Chemical Co. Ltd.	4,300	69,274
	Nippon Gas Co. Ltd.	38,600	738,940
	Nippon Hume Corp.	7,200	145,147
	Nippon Kayaku Co. Ltd.	38,700	353,889
	Nippon Kodoshi Corp.	3,100	54,708
	Nippon Light Metal Holdings Co. Ltd.	17,940	261,247
	Nippon Paint Holdings Co. Ltd.	104,500	664,727
	Nippon Paper Industries Co. Ltd.	31,400	234,919
	Nippon Parking Development Co. Ltd.	76,500	134,052
	Nippon Rietec Co. Ltd.	2,400	32,026
	Nippon Sanso Holdings Corp.	29,200	969,785
	Nippon Seiki Co. Ltd.	11,300	130,577
	Nippon Seisen Co. Ltd.	3,500	25,113
	Nippon Sharyo Ltd.	3,200	69,318
*	Nippon Sheet Glass Co. Ltd.	34,300	128,329
	Nippon Shinyaku Co. Ltd.	15,100	315,946
	Nippon Shokubai Co. Ltd.	32,000	370,763
	Nippon Signal Co. Ltd.	14,900	121,833

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Soda Co. Ltd.	18,000	$399,041
	Nippon Steel Corp.	455,495	1,877,563
	Nippon Television Holdings, Inc.	7,700	186,821
	Nippon Thompson Co. Ltd.	20,000	86,603
	Nippon Yakin Kogyo Co. Ltd.	3,890	107,780
	Nippon Yusen KK	63,300	2,185,960
	Nipro Corp.	45,897	448,016
	Nishikawa Rubber Co. Ltd.	7,600	139,879
	Nishimatsu Construction Co. Ltd.	11,800	405,328
	Nishimatsuya Chain Co. Ltd.	8,400	112,392
	Nishi-Nippon Financial Holdings, Inc.	47,600	813,402
	Nishi-Nippon Railroad Co. Ltd.	11,300	164,153
	Nishio Holdings Co. Ltd.	7,100	201,986
	Nissan Chemical Corp.	30,100	1,016,948
*	Nissan Motor Co. Ltd.	234,300	535,547
	Nissan Shatai Co. Ltd.	19,600	130,494
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	35,524
	Nissei ASB Machine Co. Ltd.	1,900	84,158
#	Nissei Plastic Industrial Co. Ltd.	5,600	30,860
	Nissha Co. Ltd.	12,200	105,995
	Nisshin Group Holdings Co. Ltd.	14,000	54,675
	Nisshin Oillio Group Ltd.	11,500	379,973
	Nisshin Seifun Group, Inc.	41,000	463,525
	Nisshinbo Holdings, Inc.	43,148	340,990
#	Nissin Foods Holdings Co. Ltd.	10,500	189,544
#	Nisso Holdings Co. Ltd.	3,700	15,436
	Nissui Corp.	135,500	944,030
	Niterra Co. Ltd.	42,100	1,727,072
	Nitori Holdings Co. Ltd.	49,800	806,869
	Nitta Corp.	6,400	167,760
	Nitta Gelatin, Inc.	5,000	32,122

		Shares	Value»
JAPAN — (Continued)
	Nittetsu Mining Co. Ltd.	22,000	$240,964
	Nitto Boseki Co. Ltd.	1,800	101,600
	Nitto Denko Corp.	118,500	2,951,225
	Nitto Fuji Flour Milling Co. Ltd.	1,000	45,058
#	Nitto Kogyo Corp.	8,000	191,579
	Nitto Kohki Co. Ltd.	4,300	47,750
#	Nitto Seiko Co. Ltd.	9,400	41,974
	Nittoc Construction Co. Ltd.	10,600	84,186
	Nittoku Co. Ltd.	5,500	86,903
	Noevir Holdings Co. Ltd.	4,400	124,870
	NOF Corp.	40,300	717,120
	Nohmi Bosai Ltd.	3,700	90,975
	Nojima Corp.	73,716	544,306
	NOK Corp.	20,200	358,682
	Nomura Holdings, Inc. (8604 JP)	247,000	1,762,616
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	9,532	67,868
	Nomura Micro Science Co. Ltd.	1,300	33,118
	Nomura Real Estate Holdings, Inc.	132,700	757,833
	Nomura Research Institute Ltd.	22,409	865,280
	Noritake Co. Ltd.	8,400	263,116
	Noritsu Koki Co. Ltd.	27,300	296,343
	Noritz Corp.	9,600	124,651
	North Pacific Bank Ltd.	95,800	448,664
#	NPC, Inc.	5,000	23,246
	NPR-RIKEN Corp.	6,748	136,634
#	NS Solutions Corp.	12,100	304,882
	NS Tool Co. Ltd.	5,600	27,803
	NS United Kaiun Kaisha Ltd.	5,100	182,331
	NSD Co. Ltd.	22,540	481,581
	NSK Ltd.	93,100	469,132
	NSW, Inc.	3,100	49,940
	NTN Corp.	89,900	200,707
	NTT, Inc.	1,415,000	1,456,394
#*	Nxera Pharma Co. Ltd.	13,500	78,530
	Oat Agrio Co. Ltd.	4,000	56,865
#	Obara Group, Inc.	2,500	67,968
	Obayashi Corp.	80,800	1,366,929
	OBIC Business Consultants Co. Ltd.	1,200	68,676
	Obic Co. Ltd.	14,900	462,214

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Odakyu Electric Railway Co. Ltd.	41,699	$441,021
#	Oenon Holdings, Inc.	16,000	53,532
	Ogaki Kyoritsu Bank Ltd.	14,300	342,315
#	Ohara, Inc.	2,000	14,755
#	Ohashi Technica, Inc.	4,000	53,082
	Ohba Co. Ltd.	4,600	33,155
	Ohki Healthcare Holdings Co. Ltd.	800	7,290
	Ohsho Food Service Corp.	9,300	203,270
	OIE Sangyo Co. Ltd.	1,100	15,535
	Oiles Corp.	7,700	112,790
	Oita Bank Ltd.	4,700	155,125
	Oji Holdings Corp.	248,300	1,252,768
	Okabe Co. Ltd.	12,300	73,187
#	Okada Aiyon Corp.	800	10,605
	Okamoto Industries, Inc.	3,200	104,722
	Okamoto Machine Tool Works Ltd.	1,900	59,088
	Okamura Corp.	24,200	354,022
	Okasan Securities Group, Inc.	45,600	204,356
	Oki Electric Industry Co. Ltd.	26,174	312,710
	Okinawa Cellular Telephone Co.	17,000	283,401
#	Okinawa Electric Power Co., Inc.	7,207	47,226
	Okinawa Financial Group, Inc.	5,600	139,561
	OKUMA Corp.	13,798	307,182
	Okumura Corp.	10,100	320,173
	Okura Industrial Co. Ltd.	3,400	109,494
	Okuwa Co. Ltd.	9,400	50,695
	Olympus Corp.	129,200	1,590,060
	Omron Corp.	37,100	1,034,524
	Ono Pharmaceutical Co. Ltd.	77,746	948,766
#	Onoken Co. Ltd.	6,700	59,816
	Onward Holdings Co. Ltd.	31,700	133,036
	Ootoya Holdings Co. Ltd.	1,300	47,541
	Open House Group Co. Ltd.	26,800	1,289,695
	Open Up Group, Inc.	14,400	160,637
	Optex Group Co. Ltd.	8,620	130,128
*	Optim Corp.	900	3,262
	Oracle Corp. Japan	3,500	322,664
	Organo Corp.	9,400	806,700

		Shares	Value»
JAPAN — (Continued)
	Orient Corp.	18,140	$113,371
	Oriental Land Co. Ltd.	35,300	714,390
	Oriental Shiraishi Corp.	55,500	152,849
	ORIX Corp. (8591 JP)	87,900	2,150,213
#	Oro Co. Ltd.	2,100	32,042
	Osaka Gas Co. Ltd.	31,300	984,850
	Osaka Organic Chemical Industry Ltd.	5,000	124,118
#	Osaka Steel Co. Ltd.	4,700	79,060
#	OSAKA Titanium Technologies Co. Ltd.	6,900	118,825
#	Osaki Electric Co. Ltd.	13,700	111,029
	OSG Corp.	19,306	279,904
	Otsuka Corp.	26,400	521,930
	Otsuka Holdings Co. Ltd.	22,300	1,213,655
	OUG Holdings, Inc.	1,200	30,101
	Oyo Corp.	7,500	139,959
#	Ozu Corp.	2,400	26,563
#	Pacific Industrial Co. Ltd.	17,200	343,013
#	Pacific Metals Co. Ltd.	3,200	42,505
	Pack Corp.	9,600	74,801
	PAL GROUP Holdings Co. Ltd.	29,200	375,728
	PALTAC Corp.	8,400	247,737
	Pan Pacific International Holdings Corp.	168,500	1,002,340
	Panasonic Holdings Corp.	221,200	2,570,173
	Paraca, Inc.	2,700	34,653
	Paramount Bed Holdings Co. Ltd.	10,800	247,329
#	Park24 Co. Ltd.	35,500	414,878
	Pasona Group, Inc.	9,600	118,710
	Pegasus Co. Ltd.	6,000	32,057
	Penta-Ocean Construction Co. Ltd.	101,300	927,401
#	People Dreams & Technologies Group Co. Ltd.	3,400	35,368
*	PeptiDream, Inc.	7,000	70,875
	Persol Holdings Co. Ltd.	433,000	718,289

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Pharma Foods International Co. Ltd.	8,300	$42,829
	PHC Holdings Corp.	10,500	68,635
*	PIA Corp.	2,300	44,823
	Pickles Holdings Co. Ltd.	4,300	30,656
#	Pigeon Corp.	26,200	296,363
	PILLAR Corp.	7,600	239,335
	Pilot Corp.	7,600	229,490
	Piolax, Inc.	8,500	94,710
#*	PKSHA Technology, Inc.	700	20,260
#	Plus Alpha Consulting Co. Ltd.	8,300	127,240
	Pole To Win Holdings, Inc.	10,000	21,431
#	Port, Inc.	3,300	41,899
	PR Times Corp.	2,500	48,255
	Premium Group Co. Ltd.	13,600	174,104
	Premium Water Holdings, Inc.	1,800	38,674
	Press Kogyo Co. Ltd.	25,900	109,767
	Prestige International, Inc.	29,600	127,117
	Prima Meat Packers Ltd.	9,000	144,576
	Procrea Holdings, Inc.	7,401	83,119
	Pronexus, Inc.	4,200	29,774
	Pro-Ship, Inc.	5,400	52,257
	PS Construction Co. Ltd.	5,040	59,110
	QB Net Holdings Co. Ltd.	3,700	32,569
	Qol Holdings Co. Ltd.	7,700	97,084
	Quick Co. Ltd.	4,000	60,994
#	Raccoon Holdings, Inc.	6,000	25,938
	Raito Kogyo Co. Ltd.	16,600	347,402
	Raiznext Corp.	13,300	165,247
	Raksul, Inc.	14,600	100,239
	Rakus Co. Ltd.	65,800	531,190
*	Rakuten Bank Ltd.	14,800	812,333
*	Rakuten Group, Inc.	37,800	247,295
	Rasa Corp.	4,400	47,117
	Rasa Industries Ltd.	2,900	94,486
	Recruit Holdings Co. Ltd.	98,000	4,859,617
	Relo Group, Inc.	26,100	280,963
#	Renaissance, Inc.	3,700	25,219
	Renesas Electronics Corp.	120,400	1,486,888

		Shares	Value»
JAPAN — (Continued)
	Rengo Co. Ltd.	71,900	$437,902
*	RENOVA, Inc.	13,800	73,940
	Resol Holdings Co. Ltd.	500	17,474
	Resona Holdings, Inc.	111,650	1,076,423
	Resonac Holdings Corp.	65,500	2,551,862
	Resorttrust, Inc.	67,000	789,541
	Restar Corp.	5,100	85,322
	Retail Partners Co. Ltd.	8,300	69,338
	Rheon Automatic Machinery Co. Ltd.	6,000	56,274
	Rhythm Co. Ltd.	2,400	52,200
	Ricoh Co. Ltd.	89,200	765,227
	Ricoh Leasing Co. Ltd.	6,700	246,058
	Riken Keiki Co. Ltd.	6,800	154,877
	Riken Technos Corp.	14,600	132,339
	Riken Vitamin Co. Ltd.	4,400	79,878
#	Ringer Hut Co. Ltd.	4,300	62,015
	Rinnai Corp.	25,100	568,908
	Rion Co. Ltd.	2,700	43,762
	Riso Kagaku Corp.	2,800	21,225
#	Riso Kyoiku Group Corp.	14,136	18,053
	Rohm Co. Ltd.	73,600	1,178,606
	Rohto Pharmaceutical Co. Ltd.	37,400	580,077
#	Rokko Butter Co. Ltd.	5,300	40,351
	Roland Corp.	5,000	105,923
	Rorze Corp.	32,000	445,612
	Round One Corp.	70,700	507,640
#	Royal Holdings Co. Ltd.	11,700	194,309
	RS Technologies Co. Ltd.	2,100	52,352
	Ryobi Ltd.	7,500	133,890
	RYODEN Corp.	6,400	132,594
	Ryohin Keikaku Co. Ltd.	84,600	1,740,168
	Ryoyo Ryosan Holdings, Inc.	7,816	150,608
	S Foods, Inc.	6,900	111,988
	S&B Foods, Inc.	5,400	116,672
#	Sac’s Bar Holdings, Inc.	5,800	29,463
	Saibu Gas Holdings Co. Ltd.	5,400	64,736
	Saizeriya Co. Ltd.	9,200	300,822
	Sakai Chemical Industry Co. Ltd.	5,400	99,641

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sakai Heavy Industries Ltd.	2,800	$37,279
	Sakai Moving Service Co. Ltd.	5,120	93,607
	Sakata INX Corp.	16,000	236,188
	Sakata Seed Corp.	8,900	228,046
	Sala Corp.	18,339	124,956
	San Holdings, Inc.	8,000	77,953
	San ju San Financial Group, Inc.	7,790	184,247
	San-A Co. Ltd.	9,800	170,468
	San-Ai Obbli Co. Ltd.	26,600	352,315
	Sangetsu Corp.	14,900	291,352
	San-In Godo Bank Ltd.	51,000	448,426
*	Sanken Electric Co. Ltd.	7,800	374,897
	Sanki Engineering Co. Ltd.	15,700	539,546
	Sanko Gosei Ltd.	6,000	32,752
	Sanko Metal Industrial Co. Ltd.	7,000	61,632
	Sankyo Co. Ltd.	53,500	928,083
	Sankyo Frontier Co. Ltd.	2,000	26,026
#	Sankyo Seiko Co. Ltd.	9,600	41,963
	Sankyo Tateyama, Inc.	10,700	41,744
	Sankyu, Inc.	19,500	995,672
	Sanoh Industrial Co. Ltd.	10,000	59,493
	Sanrio Co. Ltd.	23,900	1,106,053
	Sansei Technologies, Inc.	2,300	33,785
	Sanshin Electronics Co. Ltd.	2,900	54,981
#	Santec Holdings Corp.	1,600	94,460
	Santen Pharmaceutical Co. Ltd.	80,300	786,761
	Sanwa Holdings Corp.	31,600	861,786
	Sanyo Chemical Industries Ltd.	4,400	119,719
	Sanyo Denki Co. Ltd.	12,000	306,852
	Sanyo Electric Railway Co. Ltd.	4,200	54,583
	Sanyo Shokai Ltd.	3,400	70,145
	Sanyo Trading Co. Ltd.	8,758	90,150
	Sapporo Holdings Ltd.	8,600	413,285

		Shares	Value»
JAPAN — (Continued)
	Sata Construction Co. Ltd.	4,100	$28,758
	Sato Corp.	8,135	115,465
	Sato Shoji Corp.	5,200	72,558
#	Satori Electric Co. Ltd.	3,600	44,794
	Sawai Group Holdings Co. Ltd.	29,400	351,102
	SAXA, Inc.	2,100	73,292
#*	SBI ARUHI Corp.	7,200	37,300
#	SBI Global Asset Management Co. Ltd.	5,900	22,688
	SBI Holdings, Inc.	34,200	1,528,296
#	SBS Holdings, Inc.	5,900	129,751
#	SCREEN Holdings Co. Ltd.	13,600	1,289,248
	Scroll Corp.	13,800	98,087
	SCSK Corp.	19,400	712,884
	SEC Carbon Ltd.	3,600	49,837
	Secom Co. Ltd.	17,000	574,682
	Seed Co. Ltd.	3,100	11,423
	Sega Sammy Holdings, Inc.	18,000	333,067
	Segue Group Co. Ltd.	2,500	10,415
	Seibu Holdings, Inc.	27,000	948,997
	Seika Corp.	11,100	165,494
	Seikagaku Corp.	14,400	61,346
	Seikitokyu Kogyo Co. Ltd.	7,000	67,346
	Seiko Epson Corp.	80,674	1,022,189
	Seiko Group Corp.	11,400	523,532
	Seino Holdings Co. Ltd.	34,400	486,139
	Seiren Co. Ltd.	12,700	260,074
	Sekisui Chemical Co. Ltd.	64,100	1,110,487
	Sekisui House Ltd.	58,300	1,250,842
	Sekisui Jushi Corp.	9,000	120,342
	Sekisui Kasei Co. Ltd.	9,100	20,884
	SEMITEC Corp.	1,600	24,579
	Senko Group Holdings Co. Ltd.	53,800	702,206
	Senshu Electric Co. Ltd.	3,200	93,732
	Senshu Ikeda Holdings, Inc.	83,500	360,415
*	Senshukai Co. Ltd.	11,500	16,924
	Septeni Holdings Co. Ltd.	10,000	26,557
	Seria Co. Ltd.	12,100	230,407
	Seven & i Holdings Co. Ltd.	355,800	4,525,703

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seven Bank Ltd.	182,200	$334,702
	SFP Holdings Co. Ltd.	1,700	22,282
	SG Holdings Co. Ltd.	32,900	302,371
	Sharingtechnology, Inc.	8,000	48,451
*	Sharp Corp.	40,354	224,011
	Shibaura Machine Co. Ltd.	8,700	241,591
	Shibaura Mechatronics Corp.	3,900	459,376
	Shibusawa Logistics Corp.	16,800	120,603
	Shibuya Corp.	6,000	133,111
*	SHIFT, Inc.	46,500	320,528
	Shiga Bank Ltd.	14,500	585,717
	Shikibo Ltd.	4,500	29,288
	Shikoku Bank Ltd.	12,700	119,856
	Shikoku Electric Power Co., Inc.	31,400	280,351
	Shikoku Kasei Holdings Corp.	11,500	204,717
	Shima Seiki Manufacturing Ltd.	4,100	26,370
	Shimadaya Corp.	1,800	20,587
	Shimadzu Corp.	22,400	602,234
	Shimamura Co. Ltd.	11,200	722,060
	Shimano, Inc.	5,474	573,488
	Shimizu Bank Ltd.	4,300	56,173
	Shimizu Corp.	59,200	794,651
	Shimojima Co. Ltd.	4,300	35,988
	Shin Nippon Air Technologies Co. Ltd.	5,800	115,824
	Shin Nippon Biomedical Laboratories Ltd.	2,600	24,593
	Shinagawa Refra Co. Ltd.	13,500	161,803
	Shindengen Electric Manufacturing Co. Ltd.	3,400	77,213
	Shin-Etsu Chemical Co. Ltd.	93,800	2,819,527
	Shin-Etsu Polymer Co. Ltd.	18,100	226,666
#	Shinki Bus Co. Ltd.	1,000	12,254
	Shinko Shoji Co. Ltd.	11,400	75,282
	Shinmaywa Industries Ltd.	20,300	264,001
	Shinnihon Corp.	13,500	155,159
	Shinnihonseiyaku Co. Ltd.	3,100	43,448
	Shinsho Corp.	6,600	99,445

		Shares	Value»
JAPAN — (Continued)
	Shinwa Co. Ltd. (3447 JP)	2,800	$15,085
	Shinwa Co. Ltd. (7607 JP)	2,500	49,821
	Shionogi & Co. Ltd.	92,100	1,544,756
	Ship Healthcare Holdings, Inc.	28,600	427,840
	Shiseido Co. Ltd.	35,600	599,641
	Shizuoka Financial Group, Inc.	75,000	1,010,071
	Shizuoka Gas Co. Ltd.	14,000	102,376
	SHO-BOND Holdings Co. Ltd.	9,900	314,142
	Shoei Co. Ltd.	17,600	186,950
#	Shoei Foods Corp.	2,200	56,237
	Showa Sangyo Co. Ltd.	6,200	118,349
	SIGMAXYZ Holdings, Inc.	24,000	136,100
	Siix Corp.	11,500	103,140
*	Simplex Holdings, Inc.	10,000	278,837
	Sinanen Holdings Co. Ltd.	1,600	64,073
	Sinfonia Technology Co. Ltd.	8,800	605,678
	Sinko Industries Ltd.	17,400	145,372
	Sintokogio Ltd.	12,700	85,050
	SK Kaken Co. Ltd.	2,000	117,659
#	SK-Electronics Co. Ltd.	2,900	55,966
	SKY Perfect JSAT Holdings, Inc.	61,300	603,190
	Skylark Holdings Co. Ltd.	60,800	1,099,720
	Skymark Airlines, Inc.	4,600	13,388
#	Smaregi, Inc.	2,900	53,476
	SMC Corp.	4,100	1,403,522
	SMK Corp.	1,799	26,437
	SMS Co. Ltd.	18,600	160,315
	Socionext, Inc.	49,300	1,109,474
	Soda Nikka Co. Ltd.	8,400	54,397
	Sodick Co. Ltd.	16,900	106,857
	SoftBank Corp.	1,669,000	2,371,646
	SoftBank Group Corp.	127,044	22,292,223
	Softcreate Holdings Corp.	6,400	88,536
	Software Service, Inc.	900	80,005
	Sojitz Corp.	42,540	1,128,605
	Soken Chemical & Engineering Co. Ltd.	6,000	92,788

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Solasto Corp.	14,200	$46,401
	Soliton Systems KK	3,100	34,466
	Sompo Holdings, Inc.	103,500	3,154,210
*	Sony Financial Group, Inc.	538,000	542,503
*	Sony Financial Group, Inc., ADR	9,299	46,216
	Sony Group Corp. (6758 JP)	538,000	14,983,074
#	Sony Group Corp. (SONY US), Sponsored ADR	46,500	1,296,885
	Sotetsu Holdings, Inc.	15,000	251,449
	Space Co. Ltd.	5,050	44,761
	Sparx Group Co. Ltd.	7,580	76,462
	SPK Corp.	3,600	52,218
#	S-Pool, Inc.	12,800	23,490
	Square Enix Holdings Co. Ltd.	6,900	133,479
#	SRA Holdings	3,800	123,121
	SRE Holdings Corp.	2,900	53,048
	SRS Holdings Co. Ltd.	9,600	71,384
	ST Corp.	3,000	30,516
	ST HD Co. Ltd.	11,700	197,429
	St. Care Holding Corp.	8,200	44,106
	Stanley Electric Co. Ltd.	32,500	638,372
	Star Mica Holdings Co. Ltd.	10,200	75,278
	Star Micronics Co. Ltd.	6,000	64,663
	Startia Holdings, Inc.	2,700	48,321
	Starts Corp., Inc.	12,500	388,298
	Starzen Co. Ltd.	17,700	133,182
	Stella Chemifa Corp.	2,900	76,979
	Step Co. Ltd.	2,900	45,633
	STI Foods Holdings, Inc.	3,300	27,475
	Strike Co. Ltd.	3,200	78,833
#	Studio Alice Co. Ltd.	3,700	48,749
	Subaru Corp.	168,116	3,576,352
	Subaru Enterprise Co. Ltd.	3,000	63,912
	Sugi Holdings Co. Ltd.	27,800	600,527
	Sugimoto & Co. Ltd.	7,600	89,005
	SUMCO Corp.	100,000	1,019,082
	Sumida Corp.	10,500	76,294
	Suminoe Co. Ltd.	2,400	18,827
#	Sumiseki Holdings, Inc.	7,800	28,230

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Bakelite Co. Ltd.	27,800	$924,684
	Sumitomo Chemical Co. Ltd.	306,800	902,398
	Sumitomo Corp.	72,900	2,120,730
	Sumitomo Densetsu Co. Ltd.	5,000	314,646
	Sumitomo Electric Industries Ltd.	117,900	4,298,328
	Sumitomo Forestry Co. Ltd.	141,900	1,476,153
	Sumitomo Heavy Industries Ltd.	32,900	879,633
	Sumitomo Metal Mining Co. Ltd.	26,200	857,066
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	217,800	5,896,671
	Sumitomo Mitsui Trust Group, Inc.	45,200	1,241,488
	Sumitomo Osaka Cement Co. Ltd.	10,200	254,798
*	Sumitomo Pharma Co. Ltd.	7,100	77,404
	Sumitomo Realty & Development Co. Ltd.	35,500	1,515,743
	Sumitomo Riko Co. Ltd.	14,500	245,379
	Sumitomo Rubber Industries Ltd.	59,228	693,646
	Sumitomo Seika Chemicals Co. Ltd.	3,085	95,557
	Sumitomo Warehouse Co. Ltd.	24,700	520,969
	Sun Frontier Fudousan Co. Ltd.	15,900	235,538
	Sundrug Co. Ltd.	19,600	529,008
#	Suntory Beverage & Food Ltd.	14,200	429,829
#	Sun-Wa Technos Corp.	4,300	74,682
	Suruga Bank Ltd.	34,500	345,349
	Suzuden Corp.	1,000	10,864
	Suzuken Co. Ltd.	17,070	648,260
	Suzuki Co. Ltd.	6,500	90,837
	Suzuki Motor Corp.	184,000	2,746,912
	SWCC Corp.	14,200	689,918
	Synchro Food Co. Ltd.	3,200	12,971
	Sysmex Corp.	51,000	568,526
	System Research Co. Ltd.	5,300	69,851

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	System Support Holdings, Inc.	2,300	$45,362
	Systems Engineering Consultants Co. Ltd.	1,400	23,447
	Systena Corp.	103,500	356,181
	Syuppin Co. Ltd.	8,000	65,966
	T Hasegawa Co. Ltd.	9,500	166,445
	T RAD Co. Ltd.	2,200	99,533
	T&D Holdings, Inc.	61,900	1,329,335
	Tachibana Eletech Co. Ltd.	6,280	115,364
	Tachikawa Corp.	4,700	57,660
	Tachi-S Co. Ltd.	9,900	125,493
	Tadano Ltd.	30,600	212,524
	Taihei Dengyo Kaisha Ltd.	11,400	159,846
	Taiheiyo Cement Corp.	33,909	920,002
	Taiho Kogyo Co. Ltd.	4,900	21,738
	Taikisha Ltd.	11,200	221,736
	Taiko Bank Ltd.	3,600	40,734
	Taisei Corp.	6,800	494,777
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	2,700	46,183
	Taisei Oncho Co. Ltd.	1,100	29,822
	Taiyo Holdings Co. Ltd.	13,400	716,812
	Taiyo Yuden Co. Ltd.	38,900	1,104,830
	Takamatsu Construction Group Co. Ltd.	5,500	120,711
	Takamiya Co. Ltd.	13,500	36,379
	Takaoka Toko Co. Ltd.	4,200	93,536
	Takara & Co. Ltd.	2,400	63,315
	Takara Bio, Inc.	11,501	68,777
	Takara Holdings, Inc.	44,800	456,299
	Takara Standard Co. Ltd.	14,900	240,656
	Takasago International Corp.	25,500	249,213
	Takasago Thermal Engineering Co. Ltd.	16,400	486,656
#	Takashima & Co. Ltd.	13,600	72,268
	Takashimaya Co. Ltd.	87,200	932,722
	Take & Give Needs Co. Ltd.	2,200	11,739
#	TAKEBISHI Corp.	3,200	42,426
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	134,453	3,628,549

		Shares	Value»
JAPAN — (Continued)
	Takeuchi Manufacturing Co. Ltd.	13,000	$535,959
#	Taki Chemical Co. Ltd.	1,600	37,428
#	Tama Home Co. Ltd.	4,400	103,105
	Tamron Co. Ltd.	44,000	312,468
	Tamura Corp.	28,300	96,991
	Tanabe Engineering Corp.	1,500	22,993
	Tauns Laboratories, Inc.	7,600	27,349
	Tayca Corp.	6,000	51,133
#	Tazmo Co. Ltd.	2,700	41,586
	TBS Holdings, Inc.	6,300	217,524
	TDC Soft, Inc.	8,400	73,433
	TDK Corp. (6762 JP)	216,999	3,791,451
	TechMatrix Corp.	14,000	198,000
#	Techno Medica Co. Ltd.	2,700	32,880
	Techno Ryowa Ltd.	1,900	69,743
	Techno Smart Corp.	800	10,795
	Teijin Ltd.	47,063	411,732
	Teikoku Electric Manufacturing Co. Ltd.	4,300	86,103
#	Teikoku Sen-I Co. Ltd.	4,500	100,145
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	51,281
	Tekken Corp.	3,800	90,770
#	Temairazu, Inc.	1,200	25,025
#	Tenpos Holdings Co. Ltd.	500	11,230
	Tera Probe, Inc.	1,200	45,523
	Terasaki Electric Co. Ltd.	1,100	34,410
	Terumo Corp.	22,500	363,171
#	Tess Holdings Co. Ltd.	14,200	32,056
	THK Co. Ltd.	26,000	692,315
	Tigers Polymer Corp.	3,500	21,959
	TIS, Inc.	39,600	1,364,253
	TKC Corp.	5,900	154,370
	Toa Corp. (1885 JP)	27,600	422,751
	Toa Corp. (6809 JP)	8,800	72,094
	TOA ROAD Corp.	11,500	115,813
	Toagosei Co. Ltd.	44,700	443,417
	TOBISHIMA HOLDINGS, Inc.	6,890	94,100
	Tobu Railway Co. Ltd.	22,700	366,105
	TOC Co. Ltd.	9,100	48,076
	Tocalo Co. Ltd.	26,300	385,449
	Tochigi Bank Ltd.	36,200	129,061

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toda Corp.	76,500	$515,362
	Toei Animation Co. Ltd.	9,400	176,175
	Toei Co. Ltd.	5,400	191,963
	Toell Co. Ltd.	2,100	10,922
	Toenec Corp.	18,500	200,778
	Toho Bank Ltd.	57,700	170,759
	Toho Co. Ltd. (8142 JP)	2,400	51,609
	Toho Co. Ltd. (9602 JP)	4,800	281,361
	Toho Gas Co. Ltd.	13,600	406,096
	Toho Holdings Co. Ltd.	17,200	551,584
	Toho Titanium Co. Ltd.	11,900	121,965
	Tohoku Bank Ltd.	4,300	36,901
	Tohoku Electric Power Co., Inc.	60,900	416,691
#	Tohokushinsha Film Corp.	14,100	55,204
	Tokai Carbon Co. Ltd.	64,500	432,073
	Tokai Corp.	6,700	92,816
	TOKAI Holdings Corp.	31,091	205,836
	Tokai Rika Co. Ltd.	15,618	280,568
	Tokai Tokyo Financial Holdings, Inc.	66,500	246,407
	Token Corp.	2,200	201,822
	Tokio Marine Holdings, Inc. (8766 JP)	147,300	5,493,284
	Tokushu Tokai Paper Co. Ltd.	9,000	86,596
	Tokuyama Corp.	24,877	617,608
	Tokyo Century Corp.	56,800	670,345
*	Tokyo Electric Power Co. Holdings, Inc.	155,900	779,104
	Tokyo Electron Device Ltd.	9,000	175,842
	Tokyo Electron Ltd.	30,000	6,614,106
	Tokyo Energy & Systems, Inc.	8,800	101,441
	Tokyo Gas Co. Ltd.	30,800	1,080,901
	Tokyo Individualized Educational Institute, Inc.	5,100	14,721
	Tokyo Kiraboshi Financial Group, Inc.	10,800	514,240
	Tokyo Ohka Kogyo Co. Ltd.	20,100	733,520

		Shares	Value»
JAPAN — (Continued)
	Tokyo Rope Manufacturing Co. Ltd.	3,500	$32,768
	Tokyo Sangyo Co. Ltd.	7,700	46,586
	Tokyo Seimitsu Co. Ltd.	13,300	914,953
	Tokyo Steel Manufacturing Co. Ltd.	16,900	149,120
	Tokyo Tatemono Co. Ltd.	63,500	1,185,560
	Tokyo Tekko Co. Ltd.	4,000	146,177
	Tokyotokeiba Co. Ltd.	6,100	218,729
	Tokyu Construction Co. Ltd.	22,500	153,029
	Tokyu Corp.	32,700	363,886
	Tokyu Fudosan Holdings Corp.	178,000	1,434,446
	Toli Corp.	17,400	70,392
	Tomato Bank Ltd.	3,000	26,863
	Tomen Devices Corp.	1,300	79,430
#	Tomoe Corp.	9,200	108,051
#	Tomoe Engineering Co. Ltd.	7,800	80,197
	Tomoku Co. Ltd.	4,500	96,111
	TOMONY Holdings, Inc.	67,654	299,807
	Tomy Co. Ltd.	24,921	512,668
	TOPPAN Holdings, Inc.	24,220	592,369
	Topre Corp.	11,900	172,501
	Topy Industries Ltd.	4,700	86,779
	Toray Industries, Inc.	172,200	1,054,282
#	Torex Semiconductor Ltd.	3,700	38,132
	Toridoll Holdings Corp.	14,600	422,878
	Torigoe Co. Ltd.	6,600	47,366
	Torishima Pump Manufacturing Co. Ltd.	8,500	115,251
	Tosei Corp.	11,100	236,162
	Toshiba TEC Corp.	9,600	193,770
	Tosho Co. Ltd.	5,000	25,537
	Tosoh Corp.	84,300	1,201,911
	Totech Corp.	6,200	128,025
	Totetsu Kogyo Co. Ltd.	6,700	183,889
#	TOTO Ltd.	32,199	816,715
#	Tottori Bank Ltd.	4,100	35,760
	Toukei Computer Co. Ltd.	1,000	24,858
	Tow Co. Ltd.	15,200	36,515

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Towa Bank Ltd.	12,100	$72,878
	Towa Pharmaceutical Co. Ltd.	10,260	188,881
	Toyo Corp.	9,100	98,207
#	Toyo Gosei Co. Ltd.	1,700	77,272
#	Toyo Innovex Co. Ltd.	6,400	27,508
	Toyo Kanetsu KK	3,400	99,460
	Toyo Securities Co. Ltd.	15,900	56,756
	Toyo Seikan Group Holdings Ltd.	34,000	763,308
	Toyo Suisan Kaisha Ltd.	7,600	550,885
#	Toyo Tanso Co. Ltd.	4,900	146,596
#	Toyo Tire Corp.	43,100	1,177,925
	Toyobo Co. Ltd.	25,700	190,766
	Toyoda Gosei Co. Ltd.	22,500	520,757
	Toyota Boshoku Corp.	25,700	390,770
	Toyota Industries Corp.	8,100	880,487
	Toyota Motor Corp. (7203 JP)	854,715	17,425,181
	Toyota Tsusho Corp.	111,000	3,392,851
	TPR Co. Ltd.	14,400	113,089
	Traders Holdings Co. Ltd.	4,960	28,780
	Transaction Co. Ltd.	9,800	65,028
	Transcosmos, Inc.	6,500	154,034
	TRE Holdings Corp.	17,352	173,875
	Treasure Factory Co. Ltd.	5,100	55,282
	Trend Micro, Inc. (4704 JP)	17,100	872,655
#	Tri Chemical Laboratories, Inc.	2,800	54,046
#	Trial Holdings, Inc.	6,900	92,048
	Trusco Nakayama Corp.	14,200	223,886
	TS Tech Co. Ltd.	26,114	309,497
	TSI Holdings Co. Ltd.	18,400	114,175
#	Tsubaki Nakashima Co. Ltd.	16,100	40,645
	Tsubakimoto Chain Co.	31,500	440,878
	Tsubakimoto Kogyo Co. Ltd.	5,100	90,193
	Tsuburaya Fields Holdings, Inc.	10,600	149,045
	Tsugami Corp.	15,200	269,407
	Tsukishima Holdings Co. Ltd.	11,200	185,280
	Tsukuba Bank Ltd.	27,700	56,629

		Shares	Value»
JAPAN — (Continued)
	Tsumura & Co.	19,000	$440,735
	Tsuruha Holdings, Inc.	52,500	911,544
	Tsurumi Manufacturing Co. Ltd.	8,800	110,897
	Tsutsumi Jewelry Co. Ltd.	2,700	39,595
	Tsuzuki Denki Co. Ltd.	1,500	30,722
	TV Asahi Holdings Corp.	8,100	164,830
	Tv Tokyo Holdings Corp.	2,500	75,283
#	TWOSTONE&Sons	1,500	7,138
	TYK Corp.	5,300	18,996
	UACJ Corp.	54,932	709,329
	UBE Corp.	25,300	371,936
	Uchida Yoko Co. Ltd.	2,500	168,547
	Ukai Co. Ltd.	500	11,493
	ULS Group, Inc.	7,000	33,645
	Ulvac, Inc.	11,300	512,560
	U-Next Holdings Co. Ltd.	20,400	269,261
	Unicharm Corp.	111,300	688,633
	Unipres Corp.	10,323	80,137
	United Arrows Ltd.	8,000	99,918
	United Super Markets Holdings, Inc.	22,173	118,374
*	Universal Entertainment Corp.	6,800	38,091
	Urbanet Corp. Co. Ltd.	8,600	31,363
	User Local, Inc.	2,500	31,771
	Ushio, Inc.	32,400	537,183
	USS Co. Ltd.	75,900	837,775
	UT Group Co. Ltd.	10,000	178,073
	V Technology Co. Ltd.	3,500	78,632
	Valor Holdings Co. Ltd.	14,201	259,957
	Valqua Ltd.	5,600	140,886
	Value HR Co. Ltd.	6,600	72,355
	ValueCommerce Co. Ltd.	5,600	24,423
	Vector, Inc.	6,200	46,740
	Vertex Corp.	23,640	211,539
	Vision, Inc.	12,000	95,232
*	Visional, Inc.	7,100	492,972
	Vital KSK Holdings, Inc.	10,978	88,457
	VT Holdings Co. Ltd.	28,400	89,647
	Wacoal Holdings Corp.	10,900	380,096

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Wacom Co. Ltd.	52,300	$283,874
	Wakachiku Construction Co. Ltd.	2,700	83,984
	Wakita & Co. Ltd.	15,800	181,818
	Warabeya Nichiyo Holdings Co. Ltd.	3,800	76,833
#	Waseda Academy Co. Ltd.	2,700	41,657
	Watahan & Co. Ltd.	5,000	46,404
#	WATAMI Co. Ltd.	4,700	27,573
#	WDB Holdings Co. Ltd.	2,700	28,270
	Weathernews, Inc.	3,000	78,199
	Welcia Holdings Co. Ltd.	22,500	448,714
	Wellneo Sugar Co. Ltd.	2,800	45,790
	Wellnet Corp.	7,500	31,689
	West Holdings Corp.	9,350	89,429
	West Japan Railway Co.	30,200	620,674
	Will Group, Inc.	6,900	45,598
*	WingArc1st, Inc.	5,500	119,807
	Workman Co. Ltd.	2,600	97,794
	World Co. Ltd.	9,700	170,210
	World Holdings Co. Ltd.	2,400	39,011
	Wowow, Inc.	2,300	21,685
#*	W-Scope Corp.	8,000	13,089
#	Xebio Holdings Co. Ltd.	8,500	60,090
#	YAC Holdings Co. Ltd.	3,400	19,801
	Yahagi Construction Co. Ltd.	6,500	91,957
#	Yakult Honsha Co. Ltd.	34,300	513,499
	YAKUODO Holdings Co. Ltd.	4,100	54,048
	YAMABIKO Corp.	14,000	233,899
	YAMADA Consulting Group Co. Ltd.	4,000	45,612
	Yamada Holdings Co. Ltd.	114,428	343,995
	Yamae Group Holdings Co. Ltd.	5,200	86,327
	Yamagata Bank Ltd.	6,600	71,815
	Yamaguchi Financial Group, Inc.	47,000	538,472
	Yamaha Corp.	74,200	468,237
	Yamaha Motor Co. Ltd.	183,000	1,318,471

		Shares	Value»
JAPAN — (Continued)
	Yamaichi Electronics Co. Ltd.	10,400	$308,109
#	Yamami Co.	1,200	31,199
	Yamanashi Chuo Bank Ltd.	8,700	185,268
	Yamatane Corp.	7,600	125,725
	Yamato Corp.	7,100	99,756
	Yamato Holdings Co. Ltd.	46,510	680,018
	Yamato Kogyo Co. Ltd.	10,700	674,437
	Yamau Holdings Co. Ltd.	1,100	17,827
	Yamaura Corp.	2,400	22,238
#	Yamaya Corp.	1,800	27,633
	Yamazaki Baking Co. Ltd.	35,500	697,668
#	Yamazen Corp.	14,200	131,575
#	Yashima Denki Co. Ltd.	5,500	92,636
	Yaskawa Electric Corp.	10,300	282,512
	Yasuda Logistics Corp.	6,700	94,129
	Yellow Hat Ltd.	25,400	255,770
	Yodoko Ltd.	43,500	366,757
	Yokogawa Bridge Holdings Corp.	11,600	207,064
	Yokogawa Electric Corp.	29,800	891,451
	Yokohama Financial Group, Inc.	154,617	1,123,174
	Yokohama Rubber Co. Ltd.	48,300	1,723,779
#	Yokorei Co. Ltd.	13,200	105,003
	Yokowo Co. Ltd.	8,200	105,022
#	Yomeishu Seizo Co. Ltd.	1,700	45,833
	Yondenko Corp.	10,200	92,970
	Yonex Co. Ltd.	22,100	568,424
#	Yorozu Corp.	7,600	45,149
#*	Yoshimura Food Holdings KK	2,900	12,296
#	Yoshinoya Holdings Co. Ltd.	15,000	296,092
	Yossix Holdings Co. Ltd.	1,300	21,336
	Yotai Refractories Co. Ltd.	500	5,765
	Yuasa Trading Co. Ltd.	7,100	230,841
	Yukiguni Factory Co. Ltd.	8,900	59,377
	Yurtec Corp.	15,000	241,817

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Yushin Co.	4,200	$17,559
	Yushiro, Inc.	3,700	50,973
	Yutaka Giken Co. Ltd.	1,900	37,319
	Zacros Corp.	20,800	142,155
	Zaoh Co. Ltd.	1,500	23,831
#	Zenitaka Corp.	1,000	51,341
	Zenkoku Hosho Co. Ltd.	26,000	534,377
	Zenrin Co. Ltd.	10,800	72,191
	Zensho Holdings Co. Ltd.	14,577	907,652
	Zeon Corp.	52,000	533,545
	ZERIA Pharmaceutical Co. Ltd.	7,500	97,334
	ZIGExN Co. Ltd.	15,100	49,881
	Zojirushi Corp.	7,600	81,921
	ZOZO, Inc.	67,000	579,182
	Zuiko Corp.	5,900	36,712

TOTAL JAPAN			702,678,179

KUWAIT — (0.3%)
	A’ayan Leasing & Investment Co. KSCP	212,894	147,355
*	Acico Industries Co. KSC	78,758	91,948
	Agility Public Warehousing Co. KSC	341,311	167,627
	Al Ahli Bank of Kuwait KSCP	287,679	269,778
*	Al Argan International Real Estate Co. KSCP	59,335	27,101
	Al-Eid Food KSC	63,719	44,868
	Ali Alghanim Sons Automotive Co. KSCC	55,081	193,336
*	Alimtiaz Investment Group KSC	325,506	76,794
*††	Arabi Group Holding KSC	11,040	10,401
	Arzan Financial Group for Financing & Investment KPSC	211,790	271,918
*	Asiya Capital Investments Co. KSCP	238,493	45,022
	Beyout Holding Co. KPSC	38,962	56,021
	Boubyan Bank KSCP	35,670	83,234

		Shares	Value»
KUWAIT — (Continued)
	Boubyan Petrochemicals Co. KSCP	137,857	$275,839
	Boursa Kuwait Securities Co. KPSC	34,953	458,037
	Burgan Bank SAK	207,034	159,614
	Combined Group Contracting Co. SAK	34,732	119,342
	Commercial Facilities Co. SAKP	149,075	128,695
	Commercial Real Estate Co. KSC	326,642	226,546
	Gulf Bank KSCP	469,155	536,017
	Gulf Cables & Electrical Industries Group Co. KSCP	43,638	319,440
	Heavy Engineering & Ship Building Co. KSCP	33,371	102,896
	Humansoft Holding Co. KSC	28,369	228,840
*	IFA Hotels & Resorts-KPSC	13,490	57,491
	Integrated Holding Co. KCSC	62,758	110,590
	Jazeera Airways Co. KSCP	24,495	117,181
	JTC Logistics Transportation & Stevedoring Co. KSCP	17,152	25,570
	KAMCO Investment Co. KSC	57,693	33,643
	Kuwait Business Town Real Estate Co. KSCP	46,181	16,087
	Kuwait Cement Co. KSC	128,229	148,379
	Kuwait Finance House KSCP	657,392	1,721,145
	Kuwait Financial Centre SAK	121,256	70,107
	Kuwait International Bank KSCP	406,965	354,819
	Kuwait Investment Co. SAK	97,197	79,591
	Kuwait Portland Cement Co. KSC	13,161	30,594
*	Kuwait Real Estate Co. KSC	218,046	301,734

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Kuwait Telecommunications Co.	89,948	$174,111
	Mabanee Co. KPSC	101,327	332,770
	Mezzan Holding Co. KSCC	44,467	172,839
	Mobile Telecommunications Co. KSCP	631,416	1,091,221
*	Munshaat Real Estate Projects Co. KSCP	42,428	31,493
	National Bank of Kuwait SAKP	439,901	1,506,549
*	National Consumer Holding Co. SAK	117,998	44,933
	National Industries Group Holding SAK	451,968	428,698
	National Investments Co. KSCP	215,412	238,443
	Oula Fuel Marketing Co.	67,634	67,132
*	Privatization Holding Co. KSCP	218,356	60,916
*	Real Estate Trade Centers Co. KSC	6,348	13,811
	Salhia Real Estate Co. KSCP	100,574	137,365
*	Securities House KSC	134,324	39,971
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	133,500	73,529
	Specialities Group Holding Co. KSCC	21,540	12,419
*	Warba Bank KSCP	757,380	715,727

TOTAL KUWAIT			12,249,527

MALAYSIA — (0.4%)
	7-Eleven Malaysia Holdings Bhd., Class B	134,004	64,004
	Able Global Bhd.	36,500	14,543
#	Aeon Co. M Bhd.	145,400	43,720
#	AEON Credit Service M Bhd.	60,198	75,619
#*	AFFIN Bank Bhd.	217,675	119,044
	Ajinomoto Malaysia Bhd.	5,800	18,574
	Alliance Bank Malaysia Bhd.	289,494	303,786
	Allianz Malaysia Bhd.	18,500	79,329

		Shares	Value»
MALAYSIA — (Continued)
	AME Elite Consortium Bhd.	96,100	$35,535
	AMMB Holdings Bhd. (AMM MK)	388,600	528,582
#	Ancom Nylex Bhd.	253,661	56,286
*	Astro Malaysia Holdings Bhd.	608,000	18,877
#	Aurelius Technologies Bhd.	93,900	22,380
	Axiata Group Bhd.	687,190	412,082
#	Bank Islam Malaysia Bhd.	199,900	105,015
	Batu Kawan Bhd.	10,900	49,989
*	Berjaya Corp. Bhd.	786,982	54,442
*	Berjaya Land Bhd.	466,800	30,053
*	Bermaz Auto Bhd.	272,800	43,601
#	British American Tobacco Malaysia Bhd.	38,700	42,518
*	Bumi Armada Bhd.	871,200	68,686
#	Bursa Malaysia Bhd.	181,450	354,905
#	Cahya Mata Sarawak Bhd.	110,700	41,966
#	Carlsberg Brewery Malaysia Bhd.	53,000	209,057
	CCK Consolidated Holdings Bhd.	32,400	9,046
	CelcomDigi Bhd.	164,300	141,243
	CIMB Group Holdings Bhd.	762,241	1,326,530
	Crescendo Corp. Bhd.	22,200	6,568
#	D&O Green Technologies Bhd.	237,300	70,568
#*	Dagang NeXchange Bhd.	672,000	48,802
#	Dayang Enterprise Holdings Bhd.	182,300	64,889
#	Dialog Group Bhd.	302,100	141,335
	DRB-Hicom Bhd.	266,700	80,188
	Duopharma Biotech Bhd.	68,089	20,311
	Dutch Lady Milk Industries Bhd.	4,500	28,130
	DXN Holdings Bhd.	30,500	3,787
#	Eastern & Oriental Bhd.	373,500	71,235
	Eco World Development Group Bhd.	290,100	142,534
	EG Industries Bhd.	146,500	47,846
*	Ekovest Bhd.	703,100	56,208
	Farm Fresh Bhd.	238,800	138,575

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Formosa Prosonic Industries Bhd.	55,700	$19,137
#	Fraser & Neave Holdings Bhd.	19,800	133,038
#	Frontken Corp. Bhd.	394,750	425,193
	Gamuda Bhd.	117,968	141,681
	Gas Malaysia Bhd.	81,500	88,266
	Genting Bhd.	477,700	385,222
	Genting Malaysia Bhd.	664,200	369,312
	Genting Plantations Bhd.	75,700	91,712
#*	Greatech Technology Bhd.	187,600	92,374
#	Guan Chong Bhd.	282,533	60,561
	HAP Seng Consolidated Bhd.	92,700	65,753
	Hap Seng Plantations Holdings Bhd.	48,500	26,186
	Hartalega Holdings Bhd.	434,100	125,137
	Heineken Malaysia Bhd.	36,100	183,623
	Hextar Global Bhd.	342,000	73,875
	Hiap Teck Venture Bhd.	410,500	27,887
#	Hibiscus Petroleum Bhd.	182,000	62,141
#	Hong Leong Bank Bhd.	22,580	110,803
	Hong Leong Financial Group Bhd.	24,978	100,744
	Hong Leong Industries Bhd.	19,300	63,311
	Hume Cement Industries Bhd.	23,800	19,881
#	Hup Seng Industries Bhd.	73,100	17,978
	IHH Healthcare Bhd.	60,700	119,513
#	IJM Corp. Bhd.	427,700	252,753
#	Inari Amertron Bhd.	144,425	90,021
#	IOI Corp. Bhd.	87,900	84,356
	IOI Properties Group Bhd.	350,425	175,704
#	ITMAX SYSTEM Bhd.	90,500	98,096
	JAKS Resources Bhd.	841,400	21,079
	Jaya Tiasa Holdings Bhd.	174,000	47,768
	Keck Seng Malaysia Bhd.	28,200	37,389
	Kelington Group Bhd.	140,000	183,166
	Kenanga Investment Bank Bhd.	38,300	7,762

		Shares	Value»
MALAYSIA — (Continued)
	Kerjaya Prospek Group Bhd.	105,989	$70,487
#	Kim Loong Resources Bhd.	78,000	43,190
	Kossan Rubber Industries Bhd.	421,600	119,502
#	KPJ Healthcare Bhd.	282,100	190,958
	Kretam Holdings Bhd.	69,600	11,469
#	KSL Holdings Bhd.	104,655	74,959
#	Kuala Lumpur Kepong Bhd.	43,536	212,929
#	Lagenda Properties Bhd.	99,600	29,951
	LBS Bina Group Bhd.	202,600	20,542
	Leong Hup International Bhd.	318,300	49,766
*Ω	Lotte Chemical Titan Holding Bhd.	160,100	20,984
	LPI Capital Bhd.	61,640	211,570
#	Magni-Tech Industries Bhd.	146,900	74,625
#	Magnum Bhd.	274,315	91,068
	Mah Sing Group Bhd.	437,775	108,601
#	Malakoff Corp. Bhd.	364,600	93,961
	Malayan Banking Bhd.	201,297	474,413
	Malayan Cement Bhd.	16,800	27,520
#	Malayan Flour Mills Bhd.	308,600	43,487
	Malaysia Smelting Corp. Bhd.	70,800	23,303
	Malaysian Pacific Industries Bhd.	19,200	137,099
#	Malaysian Resources Corp. Bhd.	545,720	58,537
	Matrix Concepts Holdings Bhd.	460,198	150,480
#	Maxis Bhd.	150,400	136,478
	MBM Resources Bhd.	57,700	72,478
#	MBSB Bhd.	714,632	123,613
	Mega First Corp. Bhd.	182,800	161,768
	Mi Technovation Bhd.	73,500	55,286
#	MISC Bhd.	111,600	207,545
#	MKH Bhd.	100,700	25,667
	MKH Oil Palm East Kalimantan Bhd.	14,385	2,180
	MNRB Holdings Bhd.	182,774	82,373
#Ω	Mr. DIY Group M Bhd.	504,300	192,388
	Muhibbah Engineering M Bhd.	185,600	23,902

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Nationgate Holdings Bhd.	96,100	$26,963
	Nestle Malaysia Bhd.	5,700	153,778
#	NEXG Bhd.	385,800	34,967
††	Nylex Malaysia Bhd.	2,335	25
#	OCK Group Bhd.	205,000	21,295
#	Oriental Holdings Bhd.	77,700	127,088
#	OSK Holdings Bhd.	616,124	208,899
	Padini Holdings Bhd.	145,450	65,640
	Panasonic Manufacturing Malaysia Bhd.	5,300	10,533
	Pantech Group Holdings Bhd.	131,400	21,006
#	Paramount Corp. Bhd.	146,300	37,032
	Pecca Group Bhd.	44,400	14,305
#	Perak Transit Bhd.	169,750	13,755
#	Petronas Chemicals Group Bhd.	134,800	125,385
	Petronas Dagangan Bhd.	34,000	184,093
	Petronas Gas Bhd.	27,100	119,634
	PPB Group Bhd.	124,920	332,114
	Press Metal Aluminium Holdings Bhd.	291,100	439,725
	Public Bank Bhd.	1,063,600	1,070,744
#	QL Resources Bhd.	296,737	293,943
*	Ranhill Utilities Bhd.	168,104	73,725
#	RCE Capital Bhd.	177,200	45,656
	RGB International Bhd.	365,300	20,925
#	RHB Bank Bhd.	146,376	236,641
	Sam Engineering & Equipment M Bhd.	69,800	81,063
	Sarawak Oil Palms Bhd.	100,150	89,176
	Scientex Bhd.	292,500	236,714
	SD Guthrie Bhd.	210,136	264,884
	Sime Darby Bhd.	694,370	339,450
#	Sime Darby Property Bhd.	751,470	241,647
	SKP Resources Bhd.	262,649	49,184
#*	Solarvest Holdings Bhd.	122,200	88,716
	Southern Cable Group Bhd.	42,500	20,737
#	SP Setia Bhd. Group	580,379	119,687
#	Sports Toto Bhd.	220,724	73,224
	Sunway Bhd.	115,854	149,347
	Sunway Construction Group Bhd.	88,890	124,690

		Shares	Value»
MALAYSIA — (Continued)
*	Supermax Corp. Bhd.	572,578	$64,780
#	Syarikat Takaful Malaysia Keluarga Bhd.	104,145	77,055
#	Ta Ann Holdings Bhd.	86,480	86,637
	Taliworks Corp. Bhd.	122,766	15,671
	Telekom Malaysia Bhd.	124,912	217,690
	Tenaga Nasional Bhd.	111,700	353,894
	Teo Seng Capital Bhd.	44,400	12,071
	Thong Guan Industries Bhd.	59,400	16,310
#	TIME dotCom Bhd.	106,400	121,134
#*	Top Glove Corp. Bhd.	1,579,700	237,292
#*	Tropicana Corp. Bhd.	247,716	69,118
	TSH Resources Bhd.	142,000	46,055
#	Uchi Technologies Bhd.	83,700	61,904
#	UEM Sunrise Bhd.	400,200	61,066
	United Plantations Bhd.	51,000	301,580
	UOA Development Bhd.	176,020	77,654
*	Vantris Energy Bhd.	94,990	12,469
#	Velesto Energy Bhd.	1,107,073	66,159
	ViTrox Corp. Bhd.	80,900	86,929
#	VS Industry Bhd.	641,067	75,568
#	Wasco Bhd.	75,600	15,614
#*	WCT Holdings Bhd.	364,227	65,140
	Wellcall Holdings Bhd.	127,300	38,297
#	Westports Holdings Bhd.	105,217	129,269
	Yinson Holdings Bhd.	440,269	249,117
	YTL Corp. Bhd.	959,340	594,279
	YTL Power International Bhd.	179,384	170,508
	Zetrix Ai Bhd.	1,240,856	250,013

TOTAL MALAYSIA			21,544,552

MEXICO — (0.6%)
	Alfa SAB de CV, Class A	2,058,476	1,558,940
	Alpek SAB de CV	75,784	38,344
	Alsea SAB de CV	76,018	210,355
#	America Movil SAB de CV (2228390D US), ADR	2,021	46,018
	America Movil SAB de CV (AMXB MM)	1,262,696	1,436,789
	Arca Continental SAB de CV	37,700	364,814
*	Axtel SAB de CV	423,298	65,619

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
Ω	Banco del Bajio SA	218,152	$556,697
#	Becle SAB de CV	73,268	89,995
	Bolsa Mexicana de Valores SAB de CV	96,880	184,702
	Cemex SAB de CV (CEMEXCPO MM)	2,131,083	2,161,079
	Cemex SAB de CV (CX US), Sponsored ADR	106,419	1,080,153
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	68,466	587,978
	Consorcio ARA SAB de CV	312,104	59,301
*	Controladora Alpek SAB de CV	2,058,476	319,101
*	Controladora AXTEL SAB de CV	1,784,541	86,929
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	209,154	139,372
	Corp. Inmobiliaria Vesta SAB de CV	126,344	383,551
	Corporativo Fragua SAB de CV	380	11,045
	El Puerto de Liverpool SAB de CV, Class C1	29,011	141,350
#*††	Empresas ICA SAB de CV	42,400	0
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	50,113	472,120
	GCC SAB de CV	53,330	511,872
#	Genomma Lab Internacional SAB de CV, Class B	156,950	153,246
	Gentera SAB de CV	389,915	924,916
	Gruma SAB de CV, Class B	39,470	668,474
	Grupo Aeroportuario del Centro Norte SAB de CV	80,213	988,539
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	25,644	532,605
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,264	679,956

		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	204	$61,677
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	11,168	337,916
#	Grupo Bimbo SAB de CV	186,144	642,840
	Grupo Carso SAB de CV	34,899	247,901
#	Grupo Comercial Chedraui SA de CV	87,257	633,768
	Grupo Financiero Banorte SAB de CV, Class O	191,668	1,799,325
#	Grupo Financiero Inbursa SAB de CV, Class O	276,748	670,475
	Grupo Herdez SAB de CV	54,050	203,649
*	Grupo Hotelero Santa Fe SAB de CV	60,872	12,287
	Grupo Industrial Saltillo SAB de CV	7,630	5,692
	Grupo Mexico SAB de CV	177,888	1,534,958
*	Grupo Nutrisa SAB de CV	54,050	14,837
#	Grupo Rotoplas SAB de CV	43,386	31,316
*	Grupo Simec SAB de CV (SIMECB MM)	33,392	304,695
#	Grupo Televisa SAB (TLEVICPO MM)	466,624	243,629
	Grupo Televisa SAB (TV US), Sponsored ADR	12,209	32,232
*Ω	Grupo Traxion SAB de CV	63,274	46,591
*	Industrias CH SAB de CV	73,798	675,278
*	Industrias Penoles SAB de CV	47,800	2,019,417
	Kimberly-Clark de Mexico SAB de CV, Class A	231,975	449,628
	La Comer SAB de CV	186,773	404,540
	Megacable Holdings SAB de CV	282,305	807,932
*	Minera Frisco SAB de CV, Class A1	307,440	146,120

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*Ω	Nemak SAB de CV	733,206	$152,731
*	Ollamani SAB	21,064	70,011
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	67,046	60,267
	Orbia Advance Corp. SAB de CV	158,347	143,359
	Organizacion Cultiba SAB de CV	15,310	8,653
*	Organizacion Soriana SAB de CV, Class B	50,685	72,296
*	Promotora de Hoteles Norte 19 SAB de CV	142,020	51,370
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	54,078	698,617
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	7,273	70,461
#	Qualitas Controladora SAB de CV	61,572	558,634
	Regional SAB de CV	84,693	627,453
#*	Sitios Latinoamerica SAB de CV	233,407	58,671
*	Vista Energy SAB de CV (VIST US), ADR	4,662	225,874
*	Vista Energy SAB de CV (VISTAA MM)	1,130	54,741
	Wal-Mart de Mexico SAB de CV	194,783	644,786

TOTAL MEXICO			29,278,487

NETHERLANDS — (2.3%)
	Aalberts NV	35,456	1,123,290
Ω	ABN AMRO Bank NV	114,996	3,435,927
	Acomo NV	5,847	158,381
*Ω	Adyen NV	985	1,687,782
	Aegon Ltd. (AEG US)	37,459	283,564
	Aegon Ltd. (AGN NA)	368,518	2,808,374
	Akzo Nobel NV	43,431	2,870,188
	Allfunds Group PLC	121,224	921,513
	AMG Critical Materials NV	10,344	343,445
	Aperam SA	13,700	477,408
	Arcadis NV	30,386	1,451,137

		Shares	Value»
NETHERLANDS — (Continued)
	ArcelorMittal SA (MT NA)	51,013	$1,947,475
#	ArcelorMittal SA (MT US)	9,714	370,006
	ASM International NV	5,632	3,654,293
	ASML Holding NV (ASML NA)	4,870	5,149,097
	ASML Holding NV (ASML US)	22,102	23,411,101
	ASR Nederland NV	50,989	3,402,936
#*	Avantium NV	3,710	26,769
Ω	B&S Group SARL	10,988	75,237
*Ω	Basic-Fit NV	16,265	482,810
	BE Semiconductor Industries NV	10,172	1,734,286
#	Brunel International NV	6,759	60,238
#	Coca-Cola Europacific Partners PLC	33,278	2,964,558
	Corbion NV	16,505	335,930
Ω	CTP NV	25,558	532,964
#*	Fastned BV	686	17,387
*	Flow Traders Ltd.	12,372	340,194
	ForFarmers NV	13,915	67,295
#	Fugro NV	20,323	207,544
	HAL Trust	658	103,275
	Havas NV	167,101	291,620
	Heineken NV	18,888	1,462,541
	IMCD NV	14,656	1,518,708
#	ING Groep NV (ING US), Sponsored ADR	6,500	162,045
	ING Groep NV (INGA NA)	196,229	4,899,772
*	InPost SA	81,642	1,028,400
	JDE Peet’s NV	24,876	905,340
	Kendrion NV	5,103	83,718
	Koninklijke Ahold Delhaize NV (AD NA)	166,464	6,811,669
	Koninklijke BAM Groep NV	116,385	1,080,389
	Koninklijke Heijmans NV	14,198	1,005,844
	Koninklijke KPN NV	1,505,567	6,966,953
#	Koninklijke Philips NV (PHG US)	43,974	1,201,370
	Koninklijke Philips NV (PHIA NA)	57,458	1,574,073
	Koninklijke Vopak NV	20,794	942,321
	Nedap NV	2,056	247,368
	NN Group NV	86,738	5,935,902
*	NX Filtration NV	1,991	6,428
	OCI NV	25,261	99,092

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Pharming Group NV	169,497	$222,121
#	PostNL NV	41,442	45,857
	Prosus NV (PRX NA)	62,008	4,285,897
	Prosus NV (PRX SJ)	1,987	136,809
	Randstad NV	36,450	1,428,507
	SBM Offshore NV	58,977	1,525,087
#*	SIF Holding NV	5,614	45,147
Ω	Signify NV	38,437	920,085
#	Sligro Food Group NV	7,429	79,781
	TKH Group NV	15,293	676,074
*	TomTom NV	11,376	68,505
#	Universal Music Group NV	75,067	2,013,446
	Van Lanschot Kempen NV	12,655	739,905
	Wolters Kluwer NV	27,120	3,324,520

TOTAL NETHERLANDS			112,179,698

NEW ZEALAND — (0.2%)
#	a2 Milk Co. Ltd.	56,181	347,187
	Air New Zealand Ltd.	541,844	184,490
	Auckland International Airport Ltd.	67,727	315,216
#	Channel Infrastructure NZ Ltd.	121,181	185,863
#	Chorus Ltd. (CNU NZ)	172,535	923,933
	Contact Energy Ltd.	130,868	697,632
	EBOS Group Ltd.	26,501	438,241
	Fisher & Paykel Healthcare Corp. Ltd.	27,438	581,688
#*	Fletcher Building Ltd. (FBU AU)	3,423	6,394
*	Fletcher Building Ltd. (FBU NZ)	243,118	453,204
	Fonterra Co-Operative Group Ltd.	20,324	95,015
	Freightways Group Ltd.	58,334	490,858
	Genesis Energy Ltd.	157,518	226,219
*	Gentrack Group Ltd.	12,157	63,626
	Hallenstein Glasson Holdings Ltd.	26,041	146,797
	Heartland Group Holdings Ltd.	248,158	153,964
	Infratil Ltd.	38,801	274,246
	Investore Property Ltd.	61,732	44,415
*	KMD Brands Ltd.	197,467	32,191
	Mainfreight Ltd.	8,479	292,416
	Mercury NZ Ltd.	39,370	145,946
	Meridian Energy Ltd.	30,407	102,939

		Shares	Value»
NEW ZEALAND — (Continued)
#	Napier Port Holdings Ltd.	14,348	$28,309
	NZME Ltd. (NZM AU)	54,459	36,424
	NZX Ltd.	110,419	97,271
*	Oceania Healthcare Ltd.	238,522	107,760
	Port of Tauranga Ltd.	37,905	170,635
*	Rakon Ltd.	28,043	12,830
	Restaurant Brands New Zealand Ltd.	10,978	31,659
*	Ryman Healthcare Ltd.	125,466	205,462
	Sanford Ltd.	20,591	72,499
	Scales Corp. Ltd.	49,657	173,264
*	Serko Ltd.	3,631	5,652
	Skellerup Holdings Ltd.	64,548	202,777
	SKY Network Television Ltd.	56,838	117,128
*	SKYCITY Entertainment Group Ltd.	306,429	127,855
	Spark New Zealand Ltd.	176,310	247,174
*	Steel & Tube Holdings Ltd.	32,029	13,008
	Summerset Group Holdings Ltd.	97,010	643,408
	Tourism Holdings Ltd.	44,694	64,765
	TOWER Ltd.	123,362	130,478
	Turners Automotive Group Ltd.	25,731	107,672
	Vector Ltd.	26,039	74,649
*	Vista Group International Ltd.	32,932	49,918
#*	Warehouse Group Ltd.	33,171	15,277

TOTAL NEW ZEALAND			8,938,354

NORWAY — (0.5%)
	2020 Bulkers Ltd.	5,584	76,205
	ABG Sundal Collier Holding ASA	105,016	72,879
	AF Gruppen ASA	9,872	165,810
	Akastor ASA	52,076	57,159
	Aker ASA, Class A	1,200	93,246
*	Aker BioMarine ASA	1,327	11,263
	Aker BP ASA	43,444	1,125,935
	Aker Solutions ASA	101,751	279,568
	Archer Ltd.	15,404	35,866
	Arendals Fossekompani ASA	161	2,101
	Atea ASA	16,472	250,951

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Austevoll Seafood ASA	27,631	$259,435
#*Ω	AutoStore Holdings Ltd.	17,990	17,450
	B2 Impact ASA	75,199	128,900
	Bakkafrost P	4,071	186,931
	Bluenord ASA	7,735	353,222
	Bonheur ASA	7,630	165,068
	Borregaard ASA	21,124	400,059
	Bouvet ASA	25,196	159,964
*	BW Energy Ltd.	4,594	17,501
Ω	BW LPG Ltd.	28,644	379,324
	BW Offshore Ltd.	30,988	112,841
*	Cadeler AS (CADLR NO)	13,474	62,470
*	Cadeler AS (CDLR US), ADR	817	15,139
*	Cloudberry Clean Energy ASA	69,815	90,870
	DNB Bank ASA	53,478	1,365,049
	DNO ASA	140,932	192,440
	DOF Group ASA	29,659	265,885
Ω	Elkem ASA	85,851	225,813
Ω	Elmera Group ASA	32,302	103,914
	Elopak ASA	35,209	165,742
Ω	Entra ASA	9,405	104,650
	Equinor ASA	118,246	2,832,145
Ω	Europris ASA	64,160	553,183
	FLEX LNG Ltd. (FLNG NO)	4,924	127,876
#	Frontline PLC	22,423	548,579
	Gjensidige Forsikring ASA	3,393	91,313
*	Grieg Seafood ASA	10,179	68,166
	Hafnia Ltd.	70,806	441,104
*	Hexagon Composites ASA	27,404	24,612
	Himalaya Shipping Ltd.	4,085	32,026
#	Hoegh Autoliners ASA	37,835	339,023
Ω	Kid ASA	10,802	146,234
	Kitron ASA	41,228	306,512
Ω	Klaveness Combination Carriers ASA	6,871	52,083
*	Kongsberg Automotive ASA	238,423	40,742
	Kongsberg Gruppen ASA	14,970	381,634
	Leroy Seafood Group ASA	18,430	86,778
*	LINK Mobility Group Holding ASA	51,065	151,246

		Shares	Value»
NORWAY — (Continued)
	Magnora ASA	12,127	$24,593
	Medistim ASA	2,742	73,746
	Mowi ASA	13,640	299,848
	MPC Container Ships ASA	89,881	157,276
Ω	Multiconsult ASA	4,197	71,248
*	Napatech AS	3,160	10,186
#*	NEL ASA	84,582	18,452
	Norbit ASA	7,952	160,086
*	Nordic Mining ASA	12,200	17,735
*	Nordic Semiconductor ASA	3,453	49,941
	Norsk Hydro ASA	81,216	549,066
*Ω	Norske Skog ASA	19,271	29,798
*	Northern Ocean Ltd.	39,963	23,726
	Norwegian Air Shuttle ASA	62,645	97,253
	Odfjell Drilling Ltd.	45,977	369,308
	Odfjell SE, Class A	6,204	74,571
	Odfjell Technology Ltd.	10,957	62,911
*	OKEA ASA	15,569	28,034
#Ω	Okeanis Eco Tankers Corp.	3,789	130,630
	Olav Thon Eiendomsselskap ASA	4,209	110,068
	Orkla ASA	13,548	137,598
	Panoro Energy ASA	26,853	57,386
	Paratus Energy Services Ltd.	6,702	27,432
	Pareto Bank ASA	13,851	117,347
	Pexip Holding ASA	16,259	99,879
*	PhotoCure ASA	1,570	9,011
	Protector Forsikring ASA	10,065	453,406
	Public Property Invest AS	15,571	34,345
	Rana Gruber ASA	10,326	65,105
	Rogaland Sparebank	1,120	15,238
#	Salmar ASA	1,486	83,461
*	Salmon Evolution ASA	66,994	34,096
	SATS ASA	37,953	135,983
*Ω	Scatec ASA	29,500	311,161
	Sea1 offshore, Inc.	23,032	45,588
	Selvaag Bolig ASA	11,511	37,410
*Ω	Shelf Drilling Ltd.	36,814	66,459
	Solstad Maritime Holding AS	25,802	45,707
*	Solstad Offshore ASA	11,178	47,960
	SpareBank 1 Helgeland	832	13,874

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Sparebank 1 Oestlandet	11,518	$201,980
	SpareBank 1 Sor-Norge ASA	28,743	494,767
	Sparebanken More	7,775	76,720
	Stolt-Nielsen Ltd.	9,437	316,528
	Storebrand ASA	82,626	1,280,456
	Subsea 7 SA	32,553	594,526
	Telenor ASA	37,309	554,842
	TGS ASA	47,580	410,603
	TOMRA Systems ASA	12,707	155,126
	Var Energi ASA	53,628	180,184
	Veidekke ASA	36,972	572,429
#	Vend Marketplaces ASA, Class B	3,904	134,206
	Wallenius Wilhelmsen ASA	29,037	227,095
	Wilh Wilhelmsen Holding ASA, Class A	4,613	232,512
	Wilh Wilhelmsen Holding ASA, Class B	281	13,348
	Yara International ASA	9,060	330,075
*	Zaptec ASA	3,296	9,620

TOTAL NORWAY			23,148,845

PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	3,792	27,567
	Cia de Minas Buenaventura SAA, ADR	1,300	29,601
	Credicorp Ltd.	1,916	500,076
	Intercorp Financial Services, Inc.	1,299	55,896

TOTAL PERU			613,140

PHILIPPINES — (0.2%)
	Aboitiz Equity Ventures, Inc.	203,820	98,638
	Aboitiz Power Corp.	127,900	89,603
	ACEN Corp.	2,075,821	81,708
	Alliance Global Group, Inc.	791,500	98,108
	Apex Mining Co., Inc.	1,093,000	173,045
*	Atlas Consolidated Mining & Development Corp.	10,800	940
	Ayala Corp.	21,495	170,818
	Ayala Land, Inc.	593,700	200,549

		Shares	Value»
PHILIPPINES — (Continued)
	Bank of the Philippine Islands	179,528	$321,502
	BDO Unibank, Inc.	367,599	833,693
	Belle Corp.	1,052,000	24,299
	Bloomberry Resorts Corp.	755,200	41,030
*	Cebu Air, Inc.	41,200	20,509
	Century Pacific Food, Inc.	312,700	186,082
	China Banking Corp.	339,992	295,283
	Converge Information & Communications Technology Solutions, Inc.	626,800	135,705
	Cosco Capital, Inc.	487,200	57,212
	D&L Industries, Inc.	433,400	33,212
	DigiPlus Interactive Corp.	40,900	14,515
*	DITO CME Holdings Corp.	894,000	12,458
	DMCI Holdings, Inc.	665,500	127,599
	DoubleDragon Corp.	260,700	43,877
	East West Banking Corp.	202,850	39,563
	Emperador, Inc.	83,300	22,608
	First Philippine Holdings Corp.	64,910	78,862
	Ginebra San Miguel, Inc.	18,440	87,629
	Globe Telecom, Inc.	5,774	144,773
	GT Capital Holdings, Inc.	25,488	236,417
	International Container Terminal Services, Inc.	53,530	482,808
	JG Summit Holdings, Inc.	446,466	181,584
	Jollibee Foods Corp.	57,750	212,473
	Keepers Holdings, Inc.	341,000	13,482
	LT Group, Inc.	624,500	155,213
	Manila Electric Co.	13,600	134,999
	Manila Water Co., Inc.	276,900	163,460
	Megaworld Corp.	2,379,600	80,501
	Metropolitan Bank & Trust Co.	218,306	255,887
Ω	Monde Nissin Corp.	238,300	27,324
	Nickel Asia Corp.	1,306,480	81,438
	Petron Corp.	1,056,700	42,252
	Philcomsat Holdings Corp.	23,890	43,423
	Philex Mining Corp.	510,400	70,141

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Philippine National Bank	128,372	$112,525
	Philippine Seven Corp.	19,620	13,825
*††	Phoenix Petroleum Philippines, Inc.	107,200	1,421
	PLDT, Inc. (PHI US), Sponsored ADR	839	16,260
	PLDT, Inc. (TEL PM)	10,025	190,529
	Puregold Price Club, Inc.	253,800	164,086
	Rizal Commercial Banking Corp.	104,115	44,958
	Robinsons Land Corp.	419,738	106,281
	Robinsons Retail Holdings, Inc.	67,680	40,016
	San Miguel Corp.	104,660	115,655
	Security Bank Corp.	99,670	117,816
	Semirara Mining & Power Corp.	273,080	153,329
	Shakey’s Pizza Asia Ventures, Inc.	84,300	10,460
	SM Investments Corp.	2,270	28,090
	SM Prime Holdings, Inc.	203,700	77,535
	SSI Group, Inc.	143,000	6,071
	STI Education Systems Holdings, Inc.	431,000	10,388
	Synergy Grid & Development Phils, Inc.	247,500	62,550
	Union Bank of the Philippines	196,148	96,040
	Universal Robina Corp.	125,380	155,398
	Vista Land & Lifescapes, Inc.	1,160,900	18,940
	Vistamalls, Inc.	88,000	1,876
	Wilcon Depot, Inc.	287,300	37,598

TOTAL PHILIPPINES			7,196,869

POLAND — (0.4%)
*	11 bit studios SA	69	3,303
	AB SA	2,766	72,801
*	Action SA	5,598	46,624
	Agora SA	12,934	32,119
	Alior Bank SA	46,733	1,302,221
*Ω	Allegro.eu SA	17,418	162,646
	Amica SA	2,272	35,497
	AmRest Holdings SE	23,304	93,359

		Shares	Value»
POLAND — (Continued)
*	Arctic Paper SA	9,228	$21,186
	ASBISc Enterprises PLC	13,274	107,077
	Asseco Poland SA	18,130	1,054,562
	Asseco South Eastern Europe SA	3,183	56,964
#	Auto Partner SA	17,966	87,694
	Bank Handlowy w Warszawie SA	10,468	295,069
*	Bank Millennium SA	70,399	294,673
#*	Bank Ochrony Srodowiska SA	20,762	67,664
	Bank Polska Kasa Opieki SA	23,488	1,202,627
	Benefit Systems SA	723	613,269
	BNPP Bank Polska SA	2,753	84,337
#	Boryszew SA	29,053	47,172
#	Budimex SA	2,184	346,731
#*	CCC SA	8,341	341,393
	CD Projekt SA	2,091	143,667
*	Celon Pharma SA	3,548	20,708
*	CI Games SA	23,337	18,182
#*	Cognor Holding SA	32,298	57,744
	Cyber Folks SA	2,370	118,561
*	Cyfrowy Polsat SA	57,516	206,401
*	Datawalk SA	732	18,064
	Develia SA	101,233	223,797
*Ω	Dino Polska SA	40,090	478,847
	Dom Development SA	2,718	181,079
#*	Echo Investment SA	10,592	15,770
#	Elektrotim SA	885	12,020
*	Enea SA	102,173	573,149
*	Eurocash SA	16,735	36,499
*	Fabryki Mebli Forte SA	3,906	27,602
	Ferro SA	648	5,508
*	Globe Trade Centre SA	30,781	30,424
*	Grupa Azoty SA	15,444	78,265
	Grupa Kety SA	3,397	854,934
#	Grupa Pracuj SA	5,817	89,251
*Ω	HUUUGE, Inc.	10,756	70,364
	ING Bank Slaski SA	4,302	367,043
#	Inter Cars SA	2,063	308,274
#*	Jastrzebska Spolka Weglowa SA	17,979	125,962
*	KGHM Polska Miedz SA	18,041	946,307
	KRUK SA	5,294	650,777
#	LPP SA	125	606,772
*	Lubelski Wegiel Bogdanka SA	4,699	27,347
*	mBank SA	1,382	368,012

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Mirbud SA	18,519	$68,137
	Mo-BRUK SA	603	47,913
*	Mostostal Zabrze SA	9,282	16,821
	Neuca SA	441	88,807
	Newag SA	1,426	35,084
	Orange Polska SA	102,086	248,794
	ORLEN SA	45,363	1,229,512
	PCC Rokita SA	524	9,688
	Pepco Group NV	43,134	324,887
*	PGE Polska Grupa Energetyczna SA	234,972	712,499
*	PKP Cargo SA	7,534	32,744
	PlayWay SA	336	24,378
*	Polimex-Mostostal SA	38,961	62,585
	Powszechna Kasa Oszczednosci Bank Polski SA	35,041	718,455
	Powszechny Zaklad Ubezpieczen SA	51,386	821,620
#	Rainbow Tours SA	1,244	41,857
	Santander Bank Polska SA	1,780	234,420
*	Selvita SA	1,674	16,722
	Stalexport Autostrady SA	30,531	23,791
	Synektik SA	2,522	179,498
*	Tauron Polska Energia SA	416,659	1,127,952
	TEN Square Games SA	1,066	26,115
#	Text SA	3,006	39,579
	Torpol SA	4,879	70,374
	Unimot SA	1,479	52,315
	Votum SA	537	6,791
	Voxel SA	582	23,977
*	VRG SA	37,269	44,818
	Warsaw Stock Exchange	2,489	41,172
	Wawel SA	12	2,288
#	Wirtualna Polska Holding SA	3,878	58,221
Ω	XTB SA	22,194	418,776
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,940	32,817
*	Zespol Elektrowni Patnow Adamow Konin SA	4,127	25,027

TOTAL POLAND			19,938,752

PORTUGAL — (0.2%)
#	Altri SGPS SA	29,560	167,661

		Shares	Value»
PORTUGAL — (Continued)
	Banco Comercial Portugues SA, Class R	3,670,426	$3,239,891
	Corticeira Amorim SGPS SA	8,194	68,744
	CTT-Correios de Portugal SA	23,076	200,636
	EDP Renovaveis SA	48,361	707,071
	EDP SA (EDP PL)	366,729	1,823,061
	Galp Energia SGPS SA	115,204	2,314,572
	Ibersol SGPS SA	8,870	103,276
	Jeronimo Martins SGPS SA	30,682	790,216
	Mota-Engil SGPS SA	34,573	239,154
#	Navigator Co. SA	60,047	207,925
	NOS SGPS SA	63,506	275,180
	REN - Redes Energeticas Nacionais SGPS SA	91,426	344,149
	Semapa-Sociedade de Investimento e Gestao	7,088	147,866
	Sonae SGPS SA	308,562	502,714

TOTAL PORTUGAL			11,132,116

QATAR — (0.2%)
	Aamal Co	868,127	188,458
	Al Khaleej Takaful Group QSC	72,860	47,597
	Al Meera Consumer Goods Co. QSC	34,245	137,555
	Al Rayan Bank	728,158	468,099
	Alijarah Holding Co. QPSC	103,023	19,535
*	Baladna	200,091	83,901
	Barwa Real Estate Co.	568,627	410,645
	Commercial Bank PSQC	197,552	224,822
	Doha Bank QPSC	721,345	497,814
	Doha Insurance Co. QSC	102,131	70,722
*	Estithmar Holding QPSC	134,490	151,463
	Gulf International Services QSC	347,844	294,893
	Gulf Warehousing Co.	96,772	68,004
	Industries Qatar QSC	23,363	81,401
	Lesha Bank LLC	287,795	142,751
	Mannai Corp. QSC	40,666	59,265

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
*	Mazaya Real Estate Development QPSC	281,270	$47,389
	Medicare Group	60,265	107,508
	Mesaieed Petrochemical Holding Co.	813,907	279,117
	Ooredoo QPSC	185,855	691,245
	Qatar Aluminum Manufacturing Co.	521,011	222,065
	Qatar Electricity & Water Co. QSC	44,633	188,582
	Qatar Fuel QSC	49,111	202,305
	Qatar Gas Transport Co. Ltd.	394,237	478,668
	Qatar Industrial Manufacturing Co. QSC	72,555	48,114
	Qatar Insurance Co. SAQ	329,469	185,465
	Qatar International Islamic Bank QSC	133,173	407,670
	Qatar Islamic Bank QPSC	32,774	220,952
	Qatar Islamic Insurance Group	22,820	55,308
	Qatar National Bank QPSC	430,563	2,189,839
	Qatar National Cement Co. QSC	138,869	116,095
	Qatar Navigation QSC	276,752	845,247
	QLM Life & Medical Insurance Co. WLL	20,001	13,922
	Salam International Investment Ltd. QSC	377,474	78,346
	United Development Co. QSC	551,610	142,859
	Vodafone Qatar PQSC	704,895	465,238
*	Widam Food Co.	33,153	18,083
	Zad Holding Co.	3,845	14,765

TOTAL QATAR			9,965,707

RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	134,073	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	26,988	0

		Shares	Value»
RUSSIA — (Continued)
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	28,061	$0
*††	Mechel PJSC, Sponsored ADR	6,898	0
*††	PhosAgro PJSC	136	0
*††	Polyus PJSC (PLZL LI), GDR	2,588	0
*††	RusHydro PJSC (HYDR LI), ADR	131,916	0
*††	RusHydro PJSC (RSHYY US), ADR	62,793	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	65,441	0
*††	Severstal PAO (SVJTY US), GDR	14,770	0
*††	Severstal PAO (SVST LI), GDR	6,022	0
*††	VTB Bank PJSC (VTBR LI), GDR	330,257	0

SAUDI ARABIA — (0.9%)
	Abdullah Al Othaim Markets Co.	126,686	257,213
*	ACWA Power Co.	5,152	332,825
	Ades Holding Co.	23,001	103,941
*	Advanced Petrochemical Co.	26,479	267,042
	Al Babtain Power & Telecommunication Co.	14,290	239,176
	Al Hammadi Holding	11,852	110,413
	Al Hassan Ghazi Ibrahim Shaker Co.	6,782	47,275
	Al Jouf Agricultural Development Co.	1,033	12,665
*	Al Jouf Cement Co.	9,833	18,353
*	Al Khaleej Training & Education Co.	12,560	97,973
	Al Rajhi Bank	143,679	4,060,960
	Al Yamamah Steel Industries Co.	5,821	57,031
	Alamar Foods	4,350	56,555
	Alandalus Property Co.	9,476	50,529
	Alaseel Co.	63,346	60,261
	Al-Dawaa Medical Services Co.	7,886	137,774
	Aldrees Petroleum & Transport Services Co.	17,459	714,595

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Al-Etihad Cooperative Insurance Co.	12,241	$35,289
	Alinma Bank	182,002	1,260,206
	AlJazira Takaful Ta’awuni Co.	14,040	46,296
	AlKhorayef Water & Power Technologies Co.	3,510	140,754
*	Allianz Saudi Fransi Cooperative Insurance Co.	11,757	42,824
	Almarai Co. JSC	89,044	1,180,563
	Alujain Corp.	11,647	99,208
*	Amlak International Finance Co.	8,292	30,737
*	Anaam International Holding Group Co.	5,064	20,269
	Arab National Bank	120,306	778,081
*	Arabia Insurance Cooperative Co.	4,637	13,214
	Arabian Cement Co.	17,316	102,219
Ω	Arabian Centres Co.	25,688	150,103
	Arabian Internet & Communications Services Co.	4,461	299,614
	Arabian Pipes Co.	28,040	42,627
*	Arabian Shield Cooperative Insurance Co.	5,123	17,805
	Arriyadh Development Co.	23,530	184,820
*	ARTEX Industrial Investment Co.	16,986	63,583
	Astra Industrial Group Co.	8,086	320,964
	Ataa Educational Co.	1,211	21,805
	Bank AlBilad	131,708	1,040,703
*	Bank Al-Jazira	178,683	600,922
	Banque Saudi Fransi	132,858	632,277
	Basic Chemical Industries Ltd.	3,936	29,424
	Bawan Co.	9,685	146,007
	BinDawood Holding Co.	82,885	127,092
	Bupa Arabia for Cooperative Insurance Co.	12,408	543,244
	Catrion Catering Holding Co.	13,997	360,892
*	Chubb Arabia Cooperative Insurance Co.	3,840	32,956
	City Cement Co.	27,332	106,202

		Shares	Value»
SAUDI ARABIA — (Continued)
	Co. for Cooperative Insurance	15,738	$572,154
	Dallah Healthcare Co.	2,932	120,407
*	Dar Al Arkan Real Estate Development Co.	187,611	864,027
	Dr. Sulaiman Al Habib Medical Services Group Co.	8,871	644,530
	East Pipes Integrated Co. for Industry	4,748	184,069
	Eastern Province Cement Co.	17,399	120,071
	Electrical Industries Co.	221,800	683,136
*	Emaar Economic City	65,967	223,989
	Etihad Etisalat Co.	121,849	2,198,334
*	Fawaz Abdulaziz Al Hokair & Co.	10,423	67,244
	First Milling Co.	2,137	30,596
*	Fitaihi Holding Group	53,140	46,035
	Gulf Insurance Group	5,785	38,998
*	Gulf Union Cooperative Insurance Co.	11,598	37,144
*	Herfy Food Services Co.	6,369	35,502
	Jarir Marketing Co.	94,840	359,195
	Leejam Sports Co. JSC	6,450	220,253
*	Lumi Rental Co.	4,377	73,009
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,980	69,413
	Middle East Healthcare Co.	8,457	115,348
*	Middle East Paper Co.	16,242	116,917
	Middle East Specialized Cables Co.	7,836	61,246
	Mobile Telecommunications Co. Saudi Arabia	151,525	463,722
	Mouwasat Medical Services Co.	10,863	222,657
	Nahdi Medical Co.	8,206	254,033
*	Najran Cement Co.	24,708	49,667
*	Nama Chemicals Co.	1,455	10,118
*	National Agriculture Development Co.	52,908	294,208

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	National Co. for Glass Industries	7,092	$77,149
	National Co. for Learning & Education	2,634	121,653
	National Gas & Industrialization Co.	7,898	187,322
*	National Industrialization Co.	121,274	374,121
	National Medical Care Co.	3,319	156,825
*	National Metal Manufacturing & Casting Co.	3,385	15,007
	Nayifat Finance Co.	3,554	12,589
	Northern Region Cement Co.	31,034	66,411
*	Power & Water Utility Co. for Jubail & Yanbu	13,716	154,391
	Qassim Cement Co.	15,343	172,448
*	Rabigh Refining & Petrochemical Co.	68,556	164,140
*	Red Sea International Co.	871	9,421
	Retal Urban Development Co.	22,605	71,100
	Riyad Bank	151,061	1,096,902
	Riyadh Cables Group Co.	3,109	117,295
	Riyadh Cement Co.	5,504	38,602
	SABIC Agri-Nutrients Co.	24,772	808,805
	Sahara International Petrochemical Co.	103,655	522,411
*	Saudi Arabian Amiantit Co.	6,391	34,498
*	Saudi Arabian Mining Co.	37,616	646,685
Ω	Saudi Arabian Oil Co.	250,560	1,731,242
	Saudi Aramco Base Oil Co.	11,158	286,731
	Saudi Automotive Services Co.	12,967	247,933
	Saudi Awwal Bank	103,659	894,419
	Saudi Basic Industries Corp.	41,059	668,301
	Saudi Cement Co.	23,641	241,262
	Saudi Ceramic Co.	14,470	118,018
	Saudi Chemical Co. Holding	63,392	124,696
	Saudi Electricity Co.	54,073	230,836

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Industrial Investment Group	58,330	$252,604
	Saudi Investment Bank	142,290	521,541
*	Saudi Kayan Petrochemical Co.	229,642	361,129
*	Saudi Marketing Co.	6,069	26,831
	Saudi National Bank	204,061	2,171,323
	Saudi Paper Manufacturing Co.	3,589	51,398
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	12,952	104,618
*	Saudi Public Transport Co.	20,899	70,669
*	Saudi Real Estate Co.	28,937	111,447
*	Saudi Reinsurance Co.	23,969	198,602
*	Saudi Research & Media Group	2,673	122,540
	Saudi Steel Pipe Co.	5,340	74,115
	Saudi Tadawul Group Holding Co.	1,530	81,246
	Saudi Telecom Co.	92,984	1,120,143
	Saudia Dairy & Foodstuff Co.	4,505	345,249
*	Savola Group	16,386	107,532
	Scientific & Medical Equipment House Co.	2,225	23,341
*	Seera Group Holding	71,283	589,892
*	Shams	10,219	43,867
*	SHL Finance Co.	7,962	46,192
*	Sinad Holding Co.	25,623	71,539
	Southern Province Cement Co.	16,673	111,203
	Sustained Infrastructure Holding Co.	14,458	140,904
	Tabuk Cement Co.	20,594	56,061
*	Takween Advanced Industries Co.	10,887	20,974
	Tanmiah Food Co.	2,597	54,434
	Theeb Rent A Car Co.	5,300	92,643
*	Umm Al-Qura Cement Co.	10,503	38,589
	United Electronics Co.	11,089	262,283
	United International Transportation Co.	14,273	281,682
	United Wire Factories Co.	3,239	21,559

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Wafrah for Industry & Development	1,605	$11,415
*	Walaa Cooperative Insurance Co.	17,904	55,812
*	Wataniya Insurance Co.	11,571	45,251
	Yamama Cement Co.	27,549	201,814
	Yanbu Cement Co.	17,524	75,663
	Yanbu National Petrochemical Co.	38,412	353,199

TOTAL SAUDI ARABIA			40,981,820

SINGAPORE — (0.8%)
*	AEM Holdings Ltd.	88,476	128,788
	Aztech Global Ltd.	83,500	43,325
	Banyan Tree Holdings Ltd.	83,400	40,330
	Boustead Singapore Ltd.	176,649	242,570
	BRC Asia Ltd.	18,700	60,566
	Bukit Sembawang Estates Ltd.	39,400	126,841
	Capitaland India Trust	234,998	218,349
	CapitaLand Investment Ltd.	445,300	902,195
	Centurion Corp. Ltd.	63,400	69,051
	China Aviation Oil Singapore Corp. Ltd.	87,000	101,548
	China Sunsine Chemical Holdings Ltd.	122,400	69,064
	City Developments Ltd.	111,600	619,877
	ComfortDelGro Corp. Ltd.	415,000	465,327
*	COSCO Shipping International Singapore Co. Ltd.	716,400	66,542
	CSE Global Ltd.	160,703	104,171
	DBS Group Holdings Ltd.	154,414	6,393,126
	Delfi Ltd.	102,000	63,463
	DFI Retail Group Holdings Ltd.	61,200	214,722
#*††	Ezion Holdings Ltd.	794,350	0
#*††	Ezra Holdings Ltd.	510,429	0
	Far East Orchard Ltd.	66,719	63,526
	First Resources Ltd.	176,500	265,893
	Food Empire Holdings Ltd.	81,000	146,771
	Fraser & Neave Ltd.	85,800	98,147
	Frasers Property Ltd.	112,900	90,988

		Shares	Value»
SINGAPORE — (Continued)
#	Frencken Group Ltd.	123,300	$156,029
*	Gallant Venture Ltd.	211,200	12,168
#	Genting Singapore Ltd.	1,207,200	676,694
	Geo Energy Resources Ltd.	295,000	109,757
	Golden Agri-Resources Ltd.	2,347,900	505,098
	GuocoLand Ltd.	82,500	137,481
	Haw Par Corp. Ltd.	41,100	467,297
	Ho Bee Land Ltd.	67,800	117,162
	Hong Fok Corp. Ltd.	103,900	61,441
	Hong Leong Asia Ltd.	103,800	192,041
	Hong Leong Finance Ltd.	84,700	169,819
	Hongkong Land Holdings Ltd.	165,600	1,011,869
	Hour Glass Ltd.	68,900	111,147
	HRnetgroup Ltd.	32,200	18,294
	Hutchison Port Holdings Trust	1,467,000	308,206
*††	Hyflux Ltd.	178,500	0
	iFAST Corp. Ltd.	32,100	238,767
	Indofood Agri Resources Ltd.	169,600	48,138
	ISDN Holdings Ltd.	74,104	24,214
	Jardine Cycle & Carriage Ltd.	24,933	622,566
	Keppel Infrastructure Trust	770,273	272,224
	Keppel Ltd.	190,800	1,492,122
	KSH Holdings Ltd.	36,300	11,289
	LHN Ltd.	39,800	24,943
	Low Keng Huat Singapore Ltd.	46,700	24,720
	Mandarin Oriental International Ltd.	23,900	78,312
	Marco Polo Marine Ltd.	1,450,800	117,157
*	Mermaid Maritime PCL	106,800	10,264
	Metro Holdings Ltd.	175,700	72,871
	Micro-Mechanics Holdings Ltd.	3,800	5,192
*††	Midas Holdings Ltd.	408,200	0
	Nanofilm Technologies International Ltd.	62,800	33,480
	Netlink NBN Trust	600,100	451,762
	OKP Holdings Ltd.	12,500	9,296
	Olam Group Ltd.	278,245	209,659
	OUE Ltd.	86,100	84,698
	Oversea-Chinese Banking Corp. Ltd.	182,911	2,392,732

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	Oxley Holdings Ltd.	126,000	$9,565
	Pacific Century Regional Developments Ltd.	64,700	22,121
	Pan-United Corp. Ltd.	70,025	60,201
	Propnex Ltd.	58,500	100,698
	Q&M Dental Group Singapore Ltd.	52,200	21,444
	QAF Ltd.	86,800	59,714
	Raffles Medical Group Ltd.	80,110	60,957
*	Rex International Holding Ltd.	260,800	33,526
#	Riverstone Holdings Ltd.	161,000	111,301
	Samudera Shipping Line Ltd.	95,100	70,847
	SATS Ltd.	264,229	693,917
	SBS Transit Ltd.	21,100	51,671
	Seatrium Ltd.	486,156	811,023
	Sembcorp Industries Ltd.	238,396	1,194,494
	Sheng Siong Group Ltd.	252,400	449,714
	SIA Engineering Co. Ltd.	26,200	71,074
	Sing Investments & Finance Ltd.	8,500	10,444
	Singapore Airlines Ltd.	350,750	1,785,499
	Singapore Exchange Ltd.	115,100	1,493,486
	Singapore Land Group Ltd.	47,800	113,124
#	Singapore Post Ltd.	412,400	133,231
	Singapore Technologies Engineering Ltd.	190,300	1,239,815
	Singapore Telecommunications Ltd.	71,900	234,685
	Stamford Land Corp. Ltd.	115,570	44,412
	StarHub Ltd.	159,500	142,095
	Straits Trading Co. Ltd.	57,015	73,593
*††	Swiber Holdings Ltd.	29,250	0
	Tai Sin Electric Ltd.	50,690	25,313
*	Thomson Medical Group Ltd.	518,900	23,495
	Tuan Sing Holdings Ltd.	239,344	63,516
	UMS Integration Ltd.	120,500	136,846

		Shares	Value»
SINGAPORE — (Continued)
	United Overseas Bank Ltd.	140,716	$3,742,687
	UOB-Kay Hian Holdings Ltd.	124,289	233,661
	UOL Group Ltd.	138,700	847,348
	Valuetronics Holdings Ltd.	150,680	98,925
	Venture Corp. Ltd.	79,600	910,926
	Vicom Ltd.	51,600	63,014
	Wee Hur Holdings Ltd.	152,000	84,389
	Wilmar International Ltd.	215,800	518,591
	Wing Tai Holdings Ltd.	117,600	129,262
	Yangzijiang Shipbuilding Holdings Ltd.	565,000	1,525,927

TOTAL SINGAPORE			38,370,640

SOUTH AFRICA — (1.1%)
	Absa Group Ltd.	98,437	1,099,923
	Adcock Ingram Holdings Ltd.	19,437	83,930
	Advtech Ltd.	210,953	430,103
	AECI Ltd.	32,353	166,828
	African Rainbow Minerals Ltd.	36,211	359,612
	Afrimat Ltd.	36,493	95,699
	Alexander Forbes Group Holdings Ltd.	103,166	48,884
	Altron Ltd., Class A	77,934	82,648
	Anglogold Ashanti PLC (AU US)	43,909	2,985,812
	Aspen Pharmacare Holdings Ltd.	69,610	394,275
	Astral Foods Ltd.	12,343	159,308
	AVI Ltd.	86,126	478,931
	Barloworld Ltd.	59,080	407,274
	Bid Corp. Ltd.	36,506	903,676
	Bidvest Group Ltd.	82,477	1,072,889
*	Blu Label Unlimited Group Ltd.	171,980	122,737
*	Brait PLC	778,696	95,917
	Capitec Bank Holdings Ltd.	4,226	934,992
	Cashbuild Ltd.	4,820	38,350
	Caxton & CTP Publishers & Printers Ltd.	20,130	15,398
	City Lodge Hotels Ltd.	132,868	31,418

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Clicks Group Ltd.	58,060	$1,224,194
	Coronation Fund Managers Ltd.	58,134	165,030
	Curro Holdings Ltd.	122,513	93,485
	DataTec Ltd.	93,935	389,594
Ω	Dis-Chem Pharmacies Ltd.	170,510	333,530
	Discovery Ltd.	50,002	628,214
	DRDGOLD Ltd. (DRD SJ)	58,676	148,189
	DRDGOLD Ltd. (DRD US), Sponsored ADR	5,253	132,533
	Exxaro Resources Ltd.	75,089	764,746
	Famous Brands Ltd.	27,176	85,032
	FirstRand Ltd.	199,117	944,989
	Foschini Group Ltd.	115,901	615,231
#	Gold Fields Ltd. (GFI US), Sponsored ADR	64,735	2,486,471
#	Grindrod Ltd.	223,994	218,904
	Harmony Gold Mining Co. Ltd. (HAR SJ)	114,674	1,908,011
	Hudaco Industries Ltd.	11,881	121,572
	Impala Platinum Holdings Ltd.	170,770	1,830,138
	Investec Ltd.	23,379	176,010
*	iOCO Ltd.	46,791	11,332
	Italtile Ltd.	141,325	75,153
	JSE Ltd.	11,530	93,691
*	KAP Ltd.	842,526	79,974
	Kumba Iron Ore Ltd.	17,118	340,923
	Lewis Group Ltd.	16,228	78,255
	Life Healthcare Group Holdings Ltd.	419,003	286,826
	Merafe Resources Ltd.	516,286	32,754
*	Metair Investments Ltd.	63,223	24,124
	Momentum Group Ltd.	546,915	1,052,970
	Motus Holdings Ltd.	71,205	429,057
	Mpact Ltd.	38,245	51,626
	Mr. Price Group Ltd.	69,052	825,022
	MTN Group Ltd.	378,278	3,779,191
*	Nampak Ltd.	1,896	52,614
	Naspers Ltd., Class N	22,655	1,591,197
	Nedbank Group Ltd.	81,652	1,113,144
	NEPI Rockcastle NV	79,219	642,445
	Netcare Ltd.	453,887	382,779
	Ninety One Ltd.	77,978	232,020

		Shares	Value»
SOUTH AFRICA — (Continued)
	Northam Platinum Holdings Ltd.	79,914	$1,334,617
*	Nutun Ltd.	346,149	19,183
	Oceana Group Ltd.	30,936	87,326
	Old Mutual Ltd. (OMU LN)	826,005	638,232
	Old Mutual Ltd. (OMU SJ)	637,297	498,337
	Omnia Holdings Ltd.	56,578	248,766
	OUTsurance Group Ltd.	164,462	692,104
Ω	Pepkor Holdings Ltd.	702,286	1,070,789
*	Pick n Pay Stores Ltd.	140,360	229,124
	PPC Ltd.	392,022	124,358
	Premier Group Ltd.	7,268	67,731
	PSG Financial Services Ltd.	277,462	394,365
	Raubex Group Ltd.	64,999	155,348
	Reunert Ltd.	44,962	144,912
	RFG Holdings Ltd.	59,205	73,581
	Sanlam Ltd.	71,935	377,485
	Santam Ltd.	12,051	287,462
	Sappi Ltd.	101,013	132,352
*	Sasol Ltd. (SOL SJ)	89,066	557,248
#*	Sasol Ltd. (SSL US), Sponsored ADR	12,236	77,454
	Shoprite Holdings Ltd.	45,928	768,222
*	Sibanye Stillwater Ltd. (SBSW US), ADR	9,956	105,140
*	Sibanye Stillwater Ltd. (SSW SJ)	935,357	2,482,156
	Southern Sun Ltd.	209,364	111,159
*	SPAR Group Ltd.	59,123	371,853
	Spur Corp. Ltd.	22,560	46,952
	Stadio Holdings Ltd.	56,617	36,290
	Standard Bank Group Ltd.	130,345	1,916,702
	Sun International Ltd.	72,915	163,172
	Super Group Ltd.	83,541	77,375
	Telkom SA SOC Ltd.	68,336	191,146
	Thungela Resources Ltd. (TGA LN)	4,110	18,358
	Thungela Resources Ltd. (TGA SJ)	36,148	159,730
	Tiger Brands Ltd.	26,481	501,107
	Truworths International Ltd.	81,679	244,608
	Tsogo Sun Ltd.	161,801	66,052
	Valterra Platinum Ltd.	20,029	1,228,392
	Vodacom Group Ltd.	51,605	417,756
	We Buy Cars Holdings Ltd.	23,946	63,501

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Wilson Bayly Holmes-Ovcon Ltd.	20,879	$182,301
	Woolworths Holdings Ltd.	236,348	713,620
	Zeda Ltd.	84,625	59,996

TOTAL SOUTH AFRICA			50,585,936

SOUTH KOREA — (3.9%)
*	3S Korea Co. Ltd.	8,971	11,126
	ABOV Semiconductor Co. Ltd.	2,876	25,274
*	ADTechnology Co. Ltd.	1,392	25,622
	Advanced Nano Products Co. Ltd.	1,086	50,060
	Advanced Process Systems Corp.	4,460	62,084
	Aekyung Chemical Co. Ltd.	5,635	43,176
	Aekyung Industrial Co. Ltd.	3,212	31,540
*	AeroSpace Technology of Korea, Inc.	32,180	12,079
#*	Agabang & Co.	8,356	26,730
	Ahnlab, Inc.	1,142	48,647
*	Air Busan Co. Ltd.	27,505	35,314
	AJ Networks Co. Ltd.	7,148	21,555
	Ajin Industrial Co. Ltd.	8,820	20,343
*	Alteogen, Inc.	1,363	465,900
*	ALUKO Co. Ltd.	22,513	32,409
*	Amicogen, Inc.	2,692	5,736
	Amorepacific Corp.	1,943	164,567
	Amorepacific Holdings Corp.	8,898	158,364
*	Ananti, Inc.	12,333	66,539
*	Anapass, Inc.	2,227	27,540
	ANIPLUS, Inc.	5,838	15,311
*	Anterogen Co. Ltd.	1,096	17,333
	Aplus Asset Advisor Co. Ltd.	3,126	13,657
	Asia Cement Co. Ltd.	5,003	42,810
	ASIA Holdings Co. Ltd.	309	77,182
*	Asia Pacific Satellite, Inc.	2,881	25,130
	Asia Paper Manufacturing Co. Ltd.	10,825	56,020
	Atec Co. Ltd.	1,583	12,366
	ATON, Inc.	5,667	26,579
	Avaco Co. Ltd.	1,894	20,794
	Baiksan Co. Ltd.	3,840	36,304

		Shares	Value»
SOUTH KOREA — (Continued)
	BGF Co. Ltd.	10,500	$28,018
	BGF retail Co. Ltd.	2,780	201,995
	BH Co. Ltd.	6,408	82,325
*	BHI Co. Ltd.	3,395	120,244
	Binggrae Co. Ltd.	2,019	102,311
	Bio Plus Co. Ltd.	8,987	39,340
*	Bioneer Corp.	1,247	13,548
	BioNote, Inc.	13,217	51,054
*	BNC Korea Co. Ltd.	5,296	18,821
	BNK Financial Group, Inc.	51,937	502,789
	Boditech Med, Inc.	4,479	42,620
	Bookook Securities Co. Ltd.	464	22,038
	Boryung	6,725	41,642
*	Bosung Power Technology Co. Ltd.	7,124	26,622
*	Bukwang Pharmaceutical Co. Ltd.	8,261	21,392
	BYC Co. Ltd.	470	12,377
	Byucksan Corp.	18,048	22,090
	C&C International Co. Ltd.	1,247	32,818
	C&G Hi Tech Co. Ltd.	1,160	12,932
*	Cafe24 Corp.	4,837	121,381
	Cape Industries Ltd.	3,880	38,323
	Caregen Co. Ltd.	3,620	164,578
*	Celltrion Pharm, Inc.	1,516	67,737
	Celltrion, Inc.	1,915	235,709
*	Chabiotech Co. Ltd.	4,278	36,880
	Cheil Worldwide, Inc.	21,981	313,684
	Chemtronics Co. Ltd.	4,706	114,885
	Cheryong Electric Co. Ltd.	3,612	98,144
	Chips&Media, Inc.	2,169	24,725
*	Choil Aluminum Co. Ltd.	12,350	11,566
	Chong Kun Dang Pharmaceutical Corp.	2,553	148,202
	Chongkundang Holdings Corp.	933	29,589
*	Chorokbaem Media Co. Ltd.	4,292	16,299
*	Chunbo Co. Ltd.	698	35,234
*	CJ CGV Co. Ltd.	30,055	105,276
	CJ CheilJedang Corp.	2,562	412,025
	CJ Corp.	3,977	475,763
*	CJ ENM Co. Ltd.	3,597	176,856
	CJ Freshway Corp.	1,953	34,236
	CJ Logistics Corp.	2,870	165,711
	Classys, Inc.	4,375	151,040

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CLIO Cosmetics Co. Ltd.	2,078	$20,816
*	CMG Pharmaceutical Co. Ltd.	12,199	15,436
*	Com2uS Holdings Corp.	1,562	22,007
	Com2uSCorp.	2,466	58,919
	Coocon Corp.	1,967	48,466
	Cosmax, Inc.	2,726	390,361
	Cosmecca Korea Co. Ltd.	2,026	93,843
#*	CosmoAM&T Co. Ltd.	2,627	101,984
*	Cosmochemical Co. Ltd.	2,450	33,108
	Coway Co. Ltd.	14,873	930,005
	Cowintech Co. Ltd.	2,594	31,205
	CR Holdings Co. Ltd.	9,178	31,008
*	Creative & Innovative System	8,029	42,555
	Creverse, Inc.	1,783	16,044
	CS Wind Corp.	7,891	240,981
*	CTC BIO, Inc.	2,718	9,812
*	Cube Entertainment, Inc.	3,035	31,052
	Cuckoo Holdings Co. Ltd.	2,711	54,627
	Cuckoo Homesys Co. Ltd.	2,145	34,603
*††	DA Technology Co. Ltd.	42,635	1,137
	Dae Hwa Pharmaceutical Co. Ltd.	1,666	19,151
	Dae Won Kang Up Co. Ltd.	14,591	42,970
*	Daea TI Co. Ltd.	7,559	21,458
	Daebongls Co. Ltd.	1,145	9,774
	Daedong Corp.	5,933	40,512
	Daeduck Co. Ltd.	8,124	51,944
	Daeduck Electronics Co. Ltd.	9,245	244,976
	Daehan Flour Mill Co. Ltd.	427	41,498
	Daehan Steel Co. Ltd.	4,935	51,055
*	Dae-Il Corp.	7,233	25,019
	Daejoo Electronic Materials Co. Ltd.	1,263	66,793
	Daesang Corp.	6,805	99,422
	Daesang Holdings Co. Ltd.	5,349	34,665
*	Daewon Cable Co. Ltd.	18,604	47,477

		Shares	Value»
SOUTH KOREA — (Continued)
	Daewon Pharmaceutical Co. Ltd.	2,806	$25,619
	Daewon San Up Co. Ltd.	1,753	13,916
*	Daewoo Engineering & Construction Co. Ltd.	56,784	148,945
	Daewoong Co. Ltd.	7,404	112,344
	Daewoong Pharmaceutical Co. Ltd.	1,598	156,419
	Daihan Pharmaceutical Co. Ltd.	2,113	43,065
	Daishin Securities Co. Ltd.	13,391	272,948
*	Danal Co. Ltd.	3,935	22,207
	Daol Investment & Securities Co. Ltd.	15,202	38,574
	Daou Data Corp.	5,550	68,315
	Daou Technology, Inc.	8,443	230,668
*	Dasan Networks, Inc.	6,363	14,583
*	Dawonsys Co. Ltd.	11,170	29,638
	DB HiTek Co. Ltd.	12,273	504,183
	DB Insurance Co. Ltd.	17,100	1,519,911
	DB Securities Co. Ltd.	14,665	103,957
*	DB, Inc.	39,902	40,721
*	DE&T Co. Ltd.	2,898	12,801
	Dear U Co. Ltd.	1,276	34,218
	Dentium Co. Ltd.	1,780	71,066
	Deutsch Motors, Inc.	7,502	23,495
	DI Dong Il Corp.	4,489	56,904
	Digital Daesung Co. Ltd.	6,676	32,202
*	DIO Corp.	852	10,038
	DIT Corp.	1,046	11,162
*††	DKME	105,049	27,649
	DL E&C Co. Ltd.	10,306	308,296
	DL Holdings Co. Ltd.	3,621	98,755
*	DMOA Co. Ltd.	728	3,052
††	DMS Co. Ltd.	5,594	9,321
	DN Automotive Corp.	7,066	115,258
	Dohwa Engineering Co. Ltd.	3,950	16,896
	Dong-A Socio Holdings Co. Ltd.	1,198	91,193
	Dong-A ST Co. Ltd.	1,282	43,953
	Dong-Ah Geological Engineering Co. Ltd.	1,178	11,897

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongbang Transport Logistics Co. Ltd.	10,462	$20,388
	Dongjin Semichem Co. Ltd.	13,873	414,567
	Dongkoo Bio & Pharma Co. Ltd.	5,343	20,121
	DongKook Pharmaceutical Co. Ltd.	6,141	76,122
	Dongkuk Holdings Co. Ltd.	8,416	43,134
	Dongkuk Industries Co. Ltd.	8,871	18,577
	Dongkuk Steel Mill Co. Ltd.	11,447	68,286
	Dongsuh Cos., Inc.	4,203	79,551
	Dongsung Chemical Co. Ltd.	11,041	30,986
	Dongsung Finetec Co. Ltd.	5,503	122,632
*	Dongwha Enterprise Co. Ltd.	5,938	41,290
	Dongwha Pharm Co. Ltd.	7,024	30,841
	Dongwon Development Co. Ltd.	15,011	27,274
	Dongwon Industries Co. Ltd.	1,828	62,067
	Dongwon Systems Corp.	1,450	28,447
	Dongwoon Anatech Co. Ltd.	5,517	64,950
	Dongyang E&P, Inc.	2,542	38,159
	Doosan Bobcat, Inc.	17,671	745,948
	Doosan Co. Ltd.	616	407,031
*	Doosan Enerbility Co. Ltd.	6,197	383,539
*	Doosan Fuel Cell Co. Ltd.	3,564	106,430
	Doosan Tesna, Inc.	4,201	147,263
	DoubleUGames Co. Ltd.	4,704	165,515
#	Douzone Bizon Co. Ltd.	5,864	366,297
*	Dream Security Co. Ltd.	7,102	16,597
	Dreamtech Co. Ltd.	5,485	24,573
*	DS Dansuk Co. Ltd.	1,482	20,972
*	Duk San Neolux Co. Ltd.	2,940	86,631
*	Duksan Techopia Co. Ltd.	2,125	30,924

		Shares	Value»
SOUTH KOREA — (Continued)
	Easy Holdings Co. Ltd.	13,163	$34,874
	Echo Marketing, Inc.	5,179	42,046
	Ecoplastic Corp.	6,572	14,885
*	Ecopro BM Co. Ltd.	1,140	127,557
#	Ecopro Co. Ltd.	2,818	173,538
*	Edge Foundry Co. Ltd.	15,822	20,353
#	E-MART, Inc.	6,280	318,105
*	EMKOREA Co. Ltd.	2,739	4,208
*	EMRO, Inc.	1,072	33,425
*	EM-Tech Co. Ltd.	2,013	13,159
*	Enchem Co. Ltd.	429	25,764
	ENF Technology Co. Ltd.	3,528	122,337
	Eo Technics Co. Ltd.	453	74,504
*	Eubiologics Co. Ltd.	8,107	70,185
	Eugene Corp.	13,140	30,830
	Eugene Investment & Securities Co. Ltd.	29,071	75,937
	Eugene Technology Co. Ltd.	2,636	174,768
*	EV Advanced Material Co. Ltd.	19,265	23,608
*	Exem Co. Ltd.	11,150	16,920
	Exicon Co. Ltd.	1,331	14,905
	F&F Co. Ltd.	5,079	218,364
	FarmStory Co. Ltd.	12,597	10,587
*	Fine M-Tec Co. Ltd.	1,751	10,689
*	Fine Semitech Corp.	1,745	44,700
*	Foosung Co. Ltd.	7,102	44,219
	Fursys, Inc.	122	3,895
	Gabia, Inc.	2,918	55,421
*	GAEASOFT	3,889	19,094
*	GAMSUNG Corp. Co. Ltd.	23,154	82,317
*	Gaon Cable Co. Ltd.	827	48,494
*	GC Cell Corp.	2,484	39,954
*	GeneOne Life Science, Inc.	13,833	20,402
*	Genexine, Inc.	9,960	36,197
	Geumhwa PSC Co. Ltd.	1,120	24,976
	Global Standard Technology Co. Ltd.	4,658	83,887
*	Global Tax Free Co. Ltd.	7,749	30,614
*	GnBS eco Co. Ltd.	6,666	13,546
	GnCenergy Co. Ltd.	2,347	66,667
	GOLFZON Co. Ltd.	1,513	62,996
	Golfzon Holdings Co. Ltd.	8,068	29,998
	Gradiant Corp.	3,293	29,459

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Grand Korea Leisure Co. Ltd.	7,194	$78,146
	Green Cross Corp.	1,161	105,505
	Green Cross Holdings Corp.	7,467	82,517
	GS Engineering & Construction Corp.	23,367	306,031
	GS Global Corp.	12,493	21,502
	GS Holdings Corp. (078930 KS)	15,469	519,936
*	GS P&L Co. Ltd.	2,829	76,039
	GS Retail Co. Ltd.	12,037	149,604
	Gwangju Shinsegae Co. Ltd.	772	16,331
	HAESUNG DS Co. Ltd.	3,712	133,807
	Haesung Industrial Co. Ltd.	5,401	27,840
	Han Kuk Carbon Co. Ltd.	4,216	108,251
	Hana Financial Group, Inc.	59,584	3,569,592
	Hana Materials, Inc.	1,578	45,325
	Hana Micron, Inc.	18,720	383,813
*	Hana Technology Co. Ltd.	1,185	25,066
	Hana Tour Service, Inc.	3,782	126,387
*	Hanall Biopharma Co. Ltd.	2,003	58,082
	Hancom, Inc.	3,657	63,544
	Handok, Inc.	3,747	29,963
	Handsome Co. Ltd.	2,796	28,776
	Hanil Cement Co. Ltd.	6,019	74,536
	Hanil Feed Co. Ltd.	5,105	11,487
	Hanil Holdings Co. Ltd.	2,428	27,572
	Hanjin Kal Corp.	2,220	162,936
	Hanjin Logistics Corp.	3,824	53,643
	Hankook Cosmetics Manufacturing Co. Ltd.	653	24,686
	Hankook Shell Oil Co. Ltd.	197	60,909
	Hankook Tire & Technology Co. Ltd.	22,292	723,766
#	Hanmi Pharm Co. Ltd.	1,163	345,963
	Hanmi Science Co. Ltd.	1,500	41,381
#	Hanmi Semiconductor Co. Ltd.	7,894	789,420

		Shares	Value»
SOUTH KOREA — (Continued)
	HanmiGlobal Co. Ltd.	2,624	$37,467
	Hannong Chemicals, Inc.	1,763	19,469
*	Hanon Systems	49,707	151,868
	Hansae Co. Ltd.	3,866	28,636
	Hansol Chemical Co. Ltd.	2,668	433,565
*	Hansol IONES Co. Ltd.	3,514	32,471
	Hansol Paper Co. Ltd.	6,734	38,402
	Hansol Technics Co. Ltd.	10,714	48,874
	Hanssem Co. Ltd.	2,446	79,723
	Hanwha Aerospace Co. Ltd.	3,213	2,203,876
#	Hanwha Corp.	9,985	667,838
*	Hanwha Engine	6,198	214,733
*	Hanwha Galleria Corp.	40,145	30,149
*	Hanwha General Insurance Co. Ltd.	13,725	52,118
*	Hanwha Investment & Securities Co. Ltd.	53,198	199,066
*	Hanwha Life Insurance Co. Ltd.	60,389	128,227
#	Hanwha Solutions Corp.	28,263	604,304
	Hanwha Systems Co. Ltd.	4,611	193,578
#*	Hanwha Vision Co. Ltd.	6,135	215,882
	Hanyang Eng Co. Ltd.	4,895	69,166
	Hanyang Securities Co. Ltd.	4,400	58,609
*	Harim Co. Ltd.	15,284	30,884
	Harim Holdings Co. Ltd.	16,285	84,403
	HB SOLUTION Co. Ltd.	5,300	9,450
	HB Technology Co. Ltd.	17,310	24,066
	HD Hyundai Co. Ltd.	10,785	1,549,083
	HD Hyundai Construction Equipment Co. Ltd.	3,280	229,750
	HD Hyundai Electric Co. Ltd.	3,703	2,249,743
*	HD Hyundai Energy Solutions Co. Ltd.	1,474	58,559
	HD Hyundai Heavy Industries Co. Ltd.	408	171,817

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Infracore Co. Ltd.	23,557	$251,326
	HD Hyundai Mipo	1,060	179,556
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,446	480,622
	HDC Holdings Co. Ltd.	10,850	140,016
	HDC Hyundai Development Co-Engineering & Construction	10,674	144,182
*	HD-Hyundai Marine Engine	1,500	104,393
	Hecto Innovation Co. Ltd.	2,233	25,330
*	Helixmith Co. Ltd.	9,323	34,639
*	Heung-A Shipping Co. Ltd.	14,992	18,306
*	HFR, Inc.	1,358	16,350
	High Tech Pharm Co. Ltd.	1,829	16,118
	Hite Jinro Co. Ltd.	9,755	128,807
#*	HJ Shipbuilding & Construction Co. Ltd.	3,879	76,624
	HK inno N Corp.	3,751	129,913
	HL Holdings Corp.	2,082	59,120
	HL Mando Co. Ltd.	11,019	297,096
*	HLB Biostep Co. Ltd.	24,245	20,912
*	HLB Global Co. Ltd.	7,402	10,768
*	Hlb Pharma Ceutical Co. Ltd.	1,309	14,096
*	HLB Therapeutics Co. Ltd.	9,528	22,270
*	HLB, Inc.	3,435	116,913
	HMM Co. Ltd.	38,324	551,818
*	Hotel Shilla Co. Ltd.	3,047	103,902
#	HPSP Co. Ltd.	12,588	303,569
	HS Hyosung Advanced Materials Corp.	831	107,782
#*	HS Hyosung Corp.	549	22,374
	HS Industries Co. Ltd.	9,817	27,450
*	Hugel, Inc.	1,197	219,634
*	Humasis Co. Ltd.	40,970	35,135
	Humedix Co. Ltd.	2,688	94,601
	Huons Co. Ltd.	2,307	47,285
	Huons Global Co. Ltd.	1,169	44,683
	Husteel Co. Ltd.	10,980	31,531

		Shares	Value»
SOUTH KOREA — (Continued)
	Hwa Shin Co. Ltd.	5,887	$36,288
	Hwaseung Enterprise Co. Ltd.	4,866	17,379
#	HYBE Co. Ltd.	772	184,413
	Hy-Lok Corp.	2,141	55,812
	Hyosung Corp.	2,100	186,294
	Hyosung Heavy Industries Corp.	1,109	1,654,228
	Hyosung TNC Corp.	928	135,289
	Hyundai Autoever Corp.	1,521	216,481
	Hyundai Bioland Co. Ltd.	5,552	17,252
	Hyundai BNG Steel Co. Ltd.	4,399	34,589
	HYUNDAI Corp.	3,245	48,280
	Hyundai Department Store Co. Ltd.	4,150	235,104
	Hyundai Elevator Co. Ltd.	4,546	240,955
	Hyundai Engineering & Construction Co. Ltd.	18,285	898,390
	Hyundai Futurenet Co. Ltd.	15,058	33,574
	Hyundai GF Holdings	4,044	22,087
	Hyundai Glovis Co. Ltd.	9,552	1,262,432
	Hyundai Green Food	7,219	76,239
	Hyundai Home Shopping Network Corp.	1,244	45,902
	Hyundai Livart Furniture Co. Ltd.	5,250	24,332
*	Hyundai Marine & Fire Insurance Co. Ltd.	17,768	339,975
	Hyundai Mobis Co. Ltd.	6,041	1,335,891
	Hyundai Motor Co.	15,342	3,111,194
	Hyundai Motor Securities Co. Ltd.	12,346	75,504
#	Hyundai Movex Co. Ltd.	9,643	68,257
	Hyundai Rotem Co. Ltd.	15,282	2,468,982
#	Hyundai Steel Co.	17,766	410,459
	Hyundai Wia Corp.	6,080	249,535
	HyVision System, Inc.	3,825	43,368
#	i3system, Inc.	1,777	96,485
	iFamilySC Co. Ltd.	3,321	41,352
*	Il Dong Pharmaceutical Co. Ltd.	1,020	16,808
	Iljin Electric Co. Ltd.	2,036	81,843

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Iljin Holdings Co. Ltd.	3,838	$18,840
*	Iljin Hysolus Co. Ltd.	1,089	14,607
	Iljin Power Co. Ltd.	3,680	28,546
	Ilshin Spinning Co. Ltd.	5,925	50,006
	Ilyang Pharmaceutical Co. Ltd.	3,819	34,980
	iM Financial Group Co. Ltd.	55,226	512,396
	iMarketKorea, Inc.	6,839	37,627
	InBody Co. Ltd.	2,385	48,000
	Incar Financial Service Co. Ltd.	8,353	70,128
	Industrial Bank of Korea	56,846	770,375
	Inhwa Precision Co. Ltd.	457	19,202
	Innocean Worldwide, Inc.	5,743	69,079
	InnoWireless Co. Ltd.	1,320	21,643
	Innox Advanced Materials Co. Ltd.	4,153	71,613
*	Insun ENT Co. Ltd.	6,057	17,851
	Intellian Technologies, Inc.	631	19,977
	Intelligent Digital Integrated Security Co. Ltd.	1,720	21,682
*	Interflex Co. Ltd.	4,142	26,815
	Interojo Co. Ltd.	2,267	27,231
	INTOPS Co. Ltd.	5,178	58,673
	INVENI Co. Ltd.	837	36,377
	IS Dongseo Co. Ltd.	3,904	50,874
	ISC Co. Ltd.	1,515	84,148
	i-SENS, Inc.	2,545	30,877
*	ISU Chemical Co. Ltd.	4,469	33,388
	IsuPetasys Co. Ltd.	14,553	1,154,263
*	ITEK, Inc.	2,956	12,590
*	ITM Semiconductor Co. Ltd.	2,553	21,449
*	Jahwa Electronics Co. Ltd.	4,209	63,929
	JB Financial Group Co. Ltd.	42,858	674,751
*	Jeil Pharmaceutical Co. Ltd.	2,013	20,325
*	Jeju Air Co. Ltd.	7,186	28,773
*	Jeju Semiconductor Corp.	5,017	71,947
*	Jin Air Co. Ltd.	1,880	9,504
	Jinsung T.E.C	4,387	40,173
	JNK Global Co. Ltd.	3,523	10,949
*	JNTC Co. Ltd.	5,350	101,273

		Shares	Value»
SOUTH KOREA — (Continued)
*	Joongang Advanced Materials Co. Ltd.	12,809	$33,403
	Jusung Engineering Co. Ltd.	8,268	177,231
	JVM Co. Ltd.	1,746	34,185
	JW Holdings Corp.	15,506	35,375
	JW Life Science Corp.	3,481	32,837
	JW Pharmaceutical Corp.	4,746	78,143
	JYP Entertainment Corp.	8,171	463,283
	K Car Co. Ltd.	5,825	61,923
	K Ensol Co. Ltd.	2,425	19,469
	Kakao Corp.	6,542	298,150
*	Kakao Games Corp.	10,136	114,316
	KakaoBank Corp.	5,311	86,085
*	Kakaopay Corp.	1,219	44,631
	Kangnam Jevisco Co. Ltd.	1,292	11,137
*	Kangwon Energy Co. Ltd.	1,099	12,361
	Kangwon Land, Inc.	16,694	197,643
	KB Financial Group, Inc. (105560 KS)	41,224	3,365,263
	KC Co. Ltd.	3,354	61,324
	KC Tech Co. Ltd.	2,444	65,462
	KCC Corp.	1,372	422,444
	KCC Glass Corp.	3,085	56,166
	KCTC	9,076	34,406
*	KEC Corp.	42,024	22,872
*	Kencoa Aerospace Co.	3,905	31,825
#	KEPCO Engineering & Construction Co., Inc.	1,021	72,836
	KEPCO Plant Service & Engineering Co. Ltd.	8,644	306,608
	KG Chemical Corp.	5,365	18,309
	KG Dongbusteel	13,989	53,442
	KG Eco Solution Co. Ltd.	9,077	36,069
*	KG Mobility Co.	12,925	34,562
	Kginicis Co. Ltd.	6,812	49,021
	KH Vatec Co. Ltd.	3,874	34,050
	Kia Corp.	39,642	3,325,115
	KINX, Inc.	903	58,889
	KISCO Corp.	2,567	18,040
	KISCO Holdings Co. Ltd.	3,626	65,120
	KISWIRE Ltd.	3,511	43,986
#	KIWOOM Securities Co. Ltd.	4,501	934,916

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KNJ Co. Ltd.	2,770	$50,575
	Koh Young Technology, Inc.	5,169	60,243
	Kolmar BNH Co. Ltd.	3,110	30,260
	Kolmar Holdings Co. Ltd.	6,530	50,591
	Kolmar Korea Co. Ltd.	2,904	156,753
	Kolon Corp.	2,068	63,125
	Kolon Enp, Inc.	4,673	25,423
	Kolon Industries, Inc.	5,704	142,234
*	Kolon Life Science, Inc.	1,140	26,235
	KoMiCo Ltd.	2,082	160,830
	KONA I Co. Ltd.	2,045	67,610
	Korea Aerospace Industries Ltd.	9,258	670,761
	Korea Alcohol Industrial Co. Ltd.	4,299	28,181
	Korea Asset In Trust Co. Ltd.	27,831	43,250
	Korea Cast Iron Pipe Industries Co. Ltd.	3,848	18,086
*	Korea Circuit Co. Ltd.	5,045	72,765
	Korea District Heating Corp.	321	21,531
	Korea Electric Power Corp. (015760 KS)	18,544	555,097
	Korea Electric Power Corp. (KEP US), Sponsored ADR	1,200	18,084
	Korea Electric Terminal Co. Ltd.	1,612	69,904
	Korea Fuel-Tech Corp.	5,317	22,328
	Korea Gas Corp.	3,491	102,065
*	Korea Information & Communications Co. Ltd.	5,701	32,503
	Korea Information Certificate Authority, Inc.	8,779	38,179
	Korea Investment Holdings Co. Ltd.	13,117	1,672,363
*	Korea Line Corp.	48,956	64,467
	Korea Petrochemical Ind Co. Ltd.	1,172	107,551
	Korea Petroleum Industries Co.	2,315	22,584
	Korea Ratings Corp.	531	36,528
	Korea Real Estate Investment & Trust Co. Ltd.	59,779	54,820

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea United Pharm, Inc.	2,941	$39,217
	Korean Air Lines Co. Ltd.	62,739	973,598
	Korean Reinsurance Co.	52,474	390,478
	Koryo Credit Information Co. Ltd.	1,407	10,316
	KPX Chemical Co. Ltd.	446	14,979
*	Krafton, Inc.	3,666	709,545
	KSS LINE Ltd.	6,720	43,567
	KT Corp. (030200 KS)	2,588	89,145
	KT Corp. (KT US), Sponsored ADR	2,500	46,375
*	KT Millie Seojae Co. Ltd.	1,235	11,312
	KT Skylife Co. Ltd.	3,015	10,594
	KT&G Corp.	6,422	604,386
*††	Kuk-il Paper Manufacturing Co. Ltd.	8,527	2,280
*	Kumho HT, Inc.	44,811	17,956
#	Kumho Petrochemical Co. Ltd.	5,349	434,792
*	Kumho Tire Co., Inc.	35,531	117,561
	Kwang Dong Pharmaceutical Co. Ltd.	11,146	44,643
*	Kwangmu Co. Ltd.	9,563	15,195
	Kyeryong Construction Industrial Co. Ltd.	2,244	27,079
	Kyobo Securities Co. Ltd.	7,541	49,810
	Kyung Dong Navien Co. Ltd.	2,274	112,532
	Kyungdong Pharm Co. Ltd.	4,514	18,001
	Kyung-In Synthetic Corp.	9,161	18,820
	KZ Precision Corp.	5,214	54,991
*	LabGenomics Co. Ltd.	25,690	39,724
	Lake Materials Co. Ltd.	10,907	111,637
*	LB Semicon, Inc.	17,234	59,980
	Lee Ku Industrial Co. Ltd.	4,760	16,458
	LEENO Industrial, Inc.	12,370	497,896
	LF Corp.	4,092	52,426
	LG Chem Ltd.	6,064	1,686,690

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LG Corp.	15,978	$898,617
*	LG Display Co. Ltd. (034220 KS)	77,846	795,869
#	LG Electronics, Inc.	32,109	1,969,348
*	LG Energy Solution Ltd.	1,156	382,690
	LG H&H Co. Ltd.	2,223	443,226
*	LG HelloVision Co. Ltd.	12,252	20,963
	LG Innotek Co. Ltd.	4,871	821,701
	LG Uplus Corp.	75,046	802,211
	LIG Nex1 Co. Ltd.	2,783	1,013,486
*	LigaChem Biosciences, Inc.	458	46,965
*	LOT Vacuum Co. Ltd.	3,137	28,649
	Lotte Chemical Corp.	3,950	195,681
	Lotte Chilsung Beverage Co. Ltd.	1,425	115,238
	Lotte Corp.	6,901	141,333
*	Lotte Data Communication Co.	1,292	18,783
*	Lotte Energy Materials Corp.	7,268	132,188
#	LOTTE Fine Chemical Co. Ltd.	6,073	194,063
*	Lotte Non-Life Insurance Co. Ltd.	18,622	24,778
	Lotte Rental Co. Ltd.	5,434	111,646
	Lotte Shopping Co. Ltd.	3,745	170,899
*	Lotte Tour Development Co. Ltd.	3,612	45,925
	Lotte Wellfood Co. Ltd.	723	57,782
	LS Corp.	4,164	606,836
	LS Eco Energy Ltd.	3,532	113,773
	LS Electric Co. Ltd.	3,890	1,180,847
	LS Marine Solution Co. Ltd.	4,760	96,110
*	LVMC Holdings	27,400	31,854
	LX Hausys Ltd.	2,198	43,360
	LX Holdings Corp.	17,571	100,507
#	LX International Corp.	11,331	239,406
	LX Semicon Co. Ltd.	3,544	142,141
	M.I.Tech Co. Ltd.	4,570	19,736
	Macquarie Korea Infrastructure Fund	59,997	462,714
	Macrogen, Inc.	1,886	20,039
	Maeil Dairies Co. Ltd.	1,216	29,559
	Mcnex Co. Ltd.	4,549	99,201
*	Medipost Co. Ltd.	5,303	64,294
*	MedPacto, Inc.	4,982	15,166
	Medytox, Inc.	383	32,251

		Shares	Value»
SOUTH KOREA — (Continued)
*	Meerecompany, Inc.	1,073	$11,499
	MegaStudy Co. Ltd.	3,852	30,451
	MegaStudyEdu Co. Ltd.	2,801	81,658
	Meritz Financial Group, Inc.	17,552	1,360,171
#*	MiCo Ltd.	14,070	142,704
*	Micro Digital Co. Ltd.	3,312	19,349
*	Mirae Asset Life Insurance Co. Ltd.	15,568	95,797
	Mirae Asset Securities Co. Ltd.	34,076	626,533
	Misto Holdings Corp.	9,250	238,591
	Miwon Commercial Co. Ltd.	632	67,070
	Miwon Specialty Chemical Co. Ltd.	364	35,926
	MK Electron Co. Ltd.	6,706	43,368
	MNTech Co. Ltd.	3,303	26,147
	Modetour Network, Inc.	3,448	26,898
*	MONAYONGPYONG	4,790	11,675
*	Motrex Co. Ltd.	5,962	36,311
	mPlus Corp.	2,590	31,532
*	MS Autotech Co. Ltd.	9,660	16,200
	Muhak Co. Ltd.	3,078	18,571
	Multicampus Co. Ltd.	512	11,245
	Myoung Shin Industrial Co. Ltd.	10,069	65,836
	Namhae Chemical Corp.	6,477	29,280
*	Namsun Aluminum Co. Ltd.	32,959	24,699
	Namuga Co. Ltd.	3,667	43,368
	Namyang Dairy Products Co. Ltd.	994	35,906
*	Nature & Environment Co. Ltd.	6,226	2,706
	Nature Holdings Co. Ltd.	3,144	21,052
	NAVER Corp.	2,369	443,989
	NCSoft Corp.	1,080	166,702
	NeoPharm Co. Ltd.	1,691	20,293
	Neosem, Inc.	3,133	27,389
*	Neowiz	2,815	48,312
*	Nepes Ark Corp.	1,397	19,448
#*	NEPES Corp.	7,008	85,122
*	Neptune Co.	6,362	26,314
Ω	Netmarble Corp.	6,837	259,087
	New Power Plasma Co. Ltd.	9,524	41,380
*	Newflex Technology Co. Ltd.	7,227	26,552
	Nexen Corp.	8,767	32,897

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Nexen Tire Corp.	3,351	$15,084
	NEXTIN, Inc.	2,385	109,861
	NH Investment & Securities Co. Ltd.	41,530	592,056
	NHN Corp.	4,936	100,147
#	NHN KCP Corp.	5,618	62,699
	NICE Holdings Co. Ltd.	8,262	80,405
	Nice Information & Telecommunication, Inc.	1,983	31,780
	NICE Information Service Co. Ltd.	13,197	134,126
	NK Co. Ltd.	23,569	25,274
	Nong Shim Holdings Co. Ltd.	629	41,494
	NongShim Co. Ltd.	933	285,283
	NOROO Paint & Coatings Co. Ltd.	2,474	14,686
	NOVAREX Co. Ltd.	3,715	44,431
	NPC	3,679	10,469
	OCI Co. Ltd.	751	31,083
#	OCI Holdings Co. Ltd.	4,135	330,598
*	Okins Electronics Co. Ltd.	3,445	22,280
	ONEJOON Co. Ltd.	2,100	13,525
	Oriental Precision & Engineering Co. Ltd.	5,619	41,067
#	Orion Corp.	6,485	451,569
	Orion Holdings Corp.	9,513	126,660
	Osang Healthcare Co. Ltd.	980	8,884
*	OSTEONIC Co. Ltd.	3,282	16,563
*	Osung Advanced Materials Co. Ltd.	18,972	20,904
	Otoki Corp.	522	142,243
	Pan Ocean Co. Ltd.	76,988	206,811
	Paradise Co. Ltd.	16,234	210,342
	Park Systems Corp.	1,564	266,414
	Partron Co. Ltd.	14,112	68,446
*	Pearl Abyss Corp.	1,230	29,836
	People & Technology, Inc.	6,638	200,836
	PHA Co. Ltd.	1,572	12,859
	PharmaResearch Co. Ltd.	2,433	921,152
*	PharmGen Science, Inc.	3,898	11,035
	Philenergy Co. Ltd.	325	3,258
	PI Advanced Materials Co. Ltd.	2,643	33,575
*	PKC Co. Ltd.	5,256	23,066
	Pond Group Co. Ltd.	1,609	9,166

		Shares	Value»
SOUTH KOREA — (Continued)
*	PonyLink Co. Ltd.	13,996	$8,147
	Poongsan Corp.	7,316	562,664
	Poongsan Holdings Corp.	4,549	123,316
	Posco DX Co. Ltd.	11,462	210,762
*	POSCO Future M Co. Ltd.	598	90,607
	POSCO Holdings, Inc. (005490 KS)	6,377	1,386,961
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	6,151	335,968
	Posco International Corp.	11,695	450,517
	Posco M-Tech Co. Ltd.	2,526	27,076
	POSCO Steeleon Co. Ltd.	587	15,856
*	Power Logics Co. Ltd.	8,132	23,473
*	Prestige Biologics Co. Ltd.	7,151	15,125
	Protec Co. Ltd.	770	16,852
	PSK Holdings, Inc.	2,033	69,514
	PSK, Inc.	6,364	167,710
	Pulmuone Co. Ltd.	3,268	30,475
	Pumtech Korea Co. Ltd.	1,795	66,771
*	Rainbow Robotics	389	118,860
*	Refine Co. Ltd.	6,082	52,701
*	Reyon Pharmaceutical Co. Ltd.	2,120	16,028
	RFHIC Corp.	3,819	89,294
*	RFTech Co. Ltd.	3,225	4,992
	Rorze Systems Corp.	3,606	28,150
	S&S Tech Corp.	3,445	135,165
#	S-1 Corp.	4,152	218,333
*	Sajo Industries Co. Ltd.	362	12,263
	Sajodaerim Corp.	1,032	27,216
#	Sam Chun Dang Pharm Co. Ltd.	703	115,262
	Sam Young Electronics Co. Ltd.	5,658	42,448
	Sam Yung Trading Co. Ltd.	3,582	38,179
	Sam-A Aluminum Co. Ltd.	884	14,877
	Samchully Co. Ltd.	406	35,076
††	Samick THK Co. Ltd.	1,269	6,653
*	Samil Pharmaceutical Co. Ltd.	2,975	19,793
	Samji Electronics Co. Ltd.	1,661	14,504

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samjin Pharmaceutical Co. Ltd.	1,687	$23,363
	Sammok S-Form Co. Ltd.	1,379	19,249
	SAMPYO Cement Co. Ltd.	17,261	36,387
*Ω	Samsung Biologics Co. Ltd.	859	736,157
	Samsung C&T Corp.	6,720	1,063,448
#	Samsung Card Co. Ltd. (029780 KS)	8,923	309,992
	Samsung Electro-Mechanics Co. Ltd.	5,937	1,017,724
	Samsung Electronics Co. Ltd. (005930 KS)	439,838	33,109,325
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	1,949	3,637,484
	Samsung Engineering Co. Ltd.	47,486	863,309
	Samsung Fire & Marine Insurance Co. Ltd.	2,507	775,927
*	Samsung Heavy Industries Co. Ltd.	35,514	735,915
	Samsung Life Insurance Co. Ltd.	8,618	931,341
*	Samsung Pharmaceutical Co. Ltd.	13,829	14,877
	Samsung SDI Co. Ltd.	7,495	1,688,784
	Samsung SDS Co. Ltd.	7,945	1,019,071
	Samsung Securities Co. Ltd.	19,618	1,061,760
	SAMT Co. Ltd.	23,178	59,949
	Samwha Capacitor Co. Ltd.	3,391	80,144
	Samwha Electric Co. Ltd.	826	20,216
	Samyang Corp.	1,345	46,685
	Samyang Foods Co. Ltd.	936	883,922
	Samyang Holdings Corp.	1,468	107,775
	Samyoung Co. Ltd.	12,236	42,201
	Sang-A Frontec Co. Ltd.	1,874	24,356

		Shares	Value»
SOUTH KOREA — (Continued)
	Sangsin Energy Display Precision Co. Ltd.	2,466	$22,012
	Saramin Co. Ltd.	2,138	20,020
	Satrec Initiative Co. Ltd.	1,059	44,717
	SD Biosensor, Inc.	15,730	105,349
	SeAH Besteel Holdings Corp.	4,129	79,493
	SeAH Steel Corp.	668	59,304
	SeAH Steel Holdings Corp.	745	74,899
	Sebang Co. Ltd.	4,469	42,581
	Sebang Global Battery Co. Ltd.	1,731	79,044
	Seegene, Inc.	4,681	83,024
	Segyung Hitech Co. Ltd.	6,661	26,664
	Sejong Industrial Co. Ltd.	5,035	29,059
*	SEMCNS Co. Ltd.	4,544	24,618
	Seobu T&D	13,043	83,343
	Seohan Co. Ltd.	13,791	8,525
	Seohee Construction Co. Ltd.	33,511	38,174
#*	Seojin System Co. Ltd.	8,024	152,203
*	Seoul Auction Co. Ltd.	956	4,595
*	Seoul Semiconductor Co. Ltd.	14,166	62,232
	Seoyon Co. Ltd.	1,957	12,953
	Seoyon E-Hwa Co. Ltd.	6,608	60,184
	SFA Engineering Corp.	4,903	84,988
*	SFA Semicon Co. Ltd.	13,844	41,361
	SGC Energy Co. Ltd.	2,523	39,972
	Shin Heung Energy & Electronics Co. Ltd.	7,365	28,169
*	Shin Poong Pharmaceutical Co. Ltd.	491	4,668
	Shindaeyang Paper Co. Ltd.	3,739	32,271
	Shinhan Financial Group Co. Ltd. (055550 KS)	52,052	2,673,507
	Shinil Electronics Co. Ltd.	11,482	10,364
	Shinsegae International, Inc.	2,889	20,821
	Shinsegae, Inc.	1,919	233,891

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsung Delta Tech Co. Ltd.	1,889	$72,424
*	Shinsung E&G Co. Ltd.	27,321	35,366
	Shinwon Corp.	18,325	18,727
	Shinyoung Securities Co. Ltd.	1,575	159,621
	Showbox Corp.	13,902	24,711
*	Silicon2 Co. Ltd.	1,927	60,772
	SIMMTECH Co. Ltd.	2,713	119,332
	SIMPAC, Inc.	9,536	30,932
	Sindoh Co. Ltd.	1,567	46,756
#*	SK Biopharmaceuticals Co. Ltd.	6,413	518,536
*	SK Bioscience Co. Ltd.	2,198	78,049
	SK Chemicals Co. Ltd.	3,212	142,328
	SK Discovery Co. Ltd.	4,198	174,731
*	SK Eternix Co. Ltd.	2,833	41,243
	SK Gas Ltd.	701	128,090
	SK Hynix, Inc.	40,893	15,911,197
*Ω	SK IE Technology Co. Ltd.	9,523	204,584
	SK Innovation Co. Ltd.	6,804	614,436
	SK Networks Co. Ltd.	27,068	86,163
*	SK oceanplant Co. Ltd.	3,193	47,424
	SK Securities Co. Ltd.	149,339	73,273
	SK Telecom Co. Ltd. (017670 KS)	5,862	214,619
	SK, Inc.	4,672	811,254
*	SKC Co. Ltd.	1,195	106,481
	SL Corp.	5,652	143,607
	SM Entertainment Co. Ltd.	1,606	134,536
*	SMEC Co. Ltd.	24,805	71,369
#	SNT Dynamics Co. Ltd.	5,786	218,381
#*	SNT Holdings Co. Ltd.	2,300	102,308
	SNT Motiv Co. Ltd.	3,764	90,259
*	SOCAR, Inc.	2,283	18,724
*	S-Oil Corp.	9,160	461,061
	Solid, Inc.	20,716	116,634
*	SOLUM Co. Ltd.	12,113	151,911
	Solus Advanced Materials Co. Ltd.	9,658	62,008
*	Solux Co. Ltd.	6,199	18,842

		Shares	Value»
SOUTH KOREA — (Continued)
	Songwon Industrial Co. Ltd.	5,765	$38,801
#	Soop Co. Ltd.	2,505	127,537
	Soosan Industries Co. Ltd.	2,080	31,743
	Soulbrain Co. Ltd.	1,451	287,012
	Soulbrain Holdings Co. Ltd.	1,494	44,824
	SPC Samlip Co. Ltd.	601	21,923
	SPG Co. Ltd.	1,751	41,357
	ST Pharm Co. Ltd.	1,108	78,670
	STIC Investments, Inc.	6,915	50,459
	Straffic Co. Ltd.	6,956	17,843
*	Studio Dragon Corp.	2,252	71,891
*	STX Engine Co. Ltd.	1,511	37,431
*	Sugentech, Inc.	4,599	21,207
*	Sukgyung AT Co. Ltd.	288	8,846
	Sung Kwang Bend Co. Ltd.	6,054	133,545
*	Sungeel Hitech Co. Ltd.	326	9,801
	Sungshin Cement Co. Ltd.	6,391	42,058
	Sungwoo Hitech Co. Ltd.	18,816	89,161
	Sunjin Co. Ltd.	2,260	15,780
*	Suprema, Inc.	1,173	27,760
*	Suresoft Technologies, Inc.	3,723	13,564
	SY Co. Ltd.	8,899	18,989
*	Synergy Innovation Co. Ltd.	8,459	14,450
*	Synopex, Inc.	35,877	164,629
	Systems Technology, Inc.	920	14,721
	T&L Co. Ltd.	2,034	65,533
	Taekwang Industrial Co. Ltd.	81	45,555
*	Taewoong Co. Ltd.	3,630	78,173
*	Taihan Cable & Solution Co. Ltd.	6,549	110,679
	TCC Steel	1,848	23,750
	TechWing, Inc.	2,638	122,584
	Telechips, Inc.	3,287	32,105
	TES Co. Ltd.	2,411	74,559
*	Theragen Etex Co. Ltd.	6,072	10,858
*	TK Chemical Corp.	12,146	14,073
	TK Corp.	2,656	52,581
	TKG Huchems Co. Ltd.	5,645	70,770
	TLB Co. Ltd.	1,781	85,267

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Tokai Carbon Korea Co. Ltd.	1,792	$208,090
*	Tongyang Life Insurance Co. Ltd.	11,915	56,555
*	Tongyang, Inc.	65,030	39,839
	Tonymoly Co. Ltd.	3,726	24,959
	Toptec Co. Ltd.	7,951	25,996
	Tovis Co. Ltd.	3,832	40,261
	TS Corp.	24,800	48,754
	TSE Co. Ltd.	1,422	51,590
*	Tuksu Construction Co. Ltd.	2,985	11,890
	TYM Corp.	14,189	59,150
	UBCare Co. Ltd.	3,040	7,619
	Uju Electronics Co. Ltd.	1,734	46,640
*	Uni-Chem Co. Ltd.	14,391	13,224
	Unid Co. Ltd.	1,619	76,284
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	42,877
*	Unison Co. Ltd.	14,253	12,184
*	UniTest, Inc.	3,363	47,700
	Unitrontech Co. Ltd.	5,684	24,011
	Value Added Technology Co. Ltd.	2,552	39,272
	VICTEK Co. Ltd.	3,660	9,598
*††	Vidente Co. Ltd.	10,155	4,440
	Vieworks Co. Ltd.	1,617	21,486
*	Vina Tech Co. Ltd.	641	24,732
	Vitzro Tech Co. Ltd.	5,265	32,530
	Vitzrocell Co. Ltd.	4,987	95,686
*	VM, Inc.	1,417	23,863
*	VT Co. Ltd.	8,052	140,901
	Webzen, Inc.	3,574	30,245
*††	Wellbiotec Co. Ltd.	1,524	109
*	Wemade Co. Ltd.	2,537	47,709
	Whanin Pharmaceutical Co. Ltd.	3,091	24,715
	WiSoL Co. Ltd.	7,257	28,758
*	Won Ik Corp.	4,262	24,235
	Won Tech Co. Ltd.	13,993	83,382
*	Wonik Holdings Co. Ltd.	12,263	234,621
	WONIK IPS Co. Ltd.	3,583	160,705
	Wonik Materials Co. Ltd.	2,336	53,011
	Wonik QnC Corp.	3,926	64,233
	Woojin, Inc.	3,421	36,396
*	Woongjin Co. Ltd.	11,559	32,100

		Shares	Value»
SOUTH KOREA — (Continued)
	Woori Financial Group, Inc. (316140 KS)	181,312	$3,227,663
*	Woori Technology Investment Co. Ltd.	15,696	98,574
*	Woori Technology, Inc.	18,484	62,284
*	Woosu AMS Co. Ltd.	14,904	30,340
	Worldex Industry & Trading Co. Ltd.	3,860	67,986
*	W-Scope Chungju Plant Co. Ltd.	3,202	17,639
*	Wysiwyg Studios Co. Ltd.	34,187	17,870
	Xexymix Corp.	5,891	18,882
	YG Entertainment, Inc.	1,357	87,091
*	YG PLUS	3,956	19,725
*	YMT Co. Ltd.	1,675	15,170
	Youlchon Chemical Co. Ltd.	974	21,575
	Young Poong Corp.	1,257	43,207
	Youngone Corp.	6,842	277,426
	Youngone Holdings Co. Ltd.	1,902	189,580
	Yuanta Securities Korea Co. Ltd.	29,505	79,892
	Yuhan Corp.	1,842	152,349
*	Yungjin Pharmaceutical Co. Ltd.	5,170	7,469
	Zeus Co. Ltd.	3,673	39,719
	Zinus, Inc.	3,482	33,702

TOTAL SOUTH KOREA			189,385,606

SPAIN — (2.0%)
	Acciona SA	8,528	1,887,605
	Acerinox SA	80,780	1,040,272
	ACS Actividades de Construccion y Servicios SA	54,035	4,436,818
Ω	Aedas Homes SA	3,787	92,945
Ω	Aena SME SA	93,900	2,550,434
	Alantra Partners SA	1,432	14,297
	Almirall SA	17,621	253,610
	Amadeus IT Group SA	57,147	4,368,356
#*	Amper SA	422,874	70,589
	Atresmedia Corp. de Medios de Comunicacion SA	21,180	128,193
	Audax Renovables SA	45,706	72,748

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Azkoyen SA	5,948	$60,478
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	825,678	16,634,162
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	19,005	382,571
	Banco de Sabadell SA	2,217,543	8,313,336
	Banco Santander SA (SAN SM)	902,266	9,194,261
*	Banco Santander SA (SAN* MM)	117,268	1,185,017
	Bankinter SA	267,101	4,026,343
	CaixaBank SA	398,831	4,215,542
Ω	Cellnex Telecom SA	35,702	1,111,465
	CIE Automotive SA	12,287	412,068
	Construcciones y Auxiliar de Ferrocarriles SA	6,236	393,754
	Corp. ACCIONA Energias Renovables SA	6,043	166,248
*	Distribuidora Internacional de Alimentacion SA	3,179	104,788
	Ebro Foods SA	12,818	261,249
*	eDreams ODIGEO SA	11,566	96,801
	Elecnor SA	11,545	376,612
	Enagas SA	44,984	713,876
#	Ence Energia y Celulosa SA	30,814	94,109
	Endesa SA	42,831	1,535,492
*	Ercros SA	51,076	188,489
	Faes Farma SA	95,708	492,614
	Ferrovial SE	25,575	1,569,393
	Fluidra SA	15,707	454,630
#Ω	Gestamp Automocion SA	52,232	202,105
Ω	Global Dominion Access SA	19,083	69,929
*	Grenergy Renovables SA	1,407	121,304
	Grifols SA	71,522	926,774
	Grupo Catalana Occidente SA	12,918	737,067
	Grupo Empresarial San Jose SA	5,388	43,606
	Iberdrola SA	107,302	2,174,618
	Iberpapel Gestion SA (IBG SM)	555	12,736
	Indra Sistemas SA	57,643	3,188,696

		Shares	Value»
SPAIN — (Continued)
#	Industria de Diseno Textil SA	66,550	$3,674,917
*	Inmocemento SA	6,069	25,031
	Laboratorio Reig Jofre SA	2,628	8,826
	Laboratorios Farmaceuticos Rovi SA	2,432	171,469
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	47,410	62,834
	Logista Integral SA	24,479	815,817
	Mapfre SA	324,382	1,432,580
	Melia Hotels International SA	22,472	185,958
	Miquel y Costas & Miquel SA	8,269	126,721
	Naturgy Energy Group SA	29,838	903,754
Ω	Neinor Homes SA	6,949	138,174
*	Obrascon Huarte Lain SA	34,864	18,285
#*	Oryzon Genomics SA	8,509	34,713
	Pharma Mar SA	1,111	93,930
	Prim SA	1,285	20,507
*	Promotora de Informaciones SA, Class A	69,984	30,651
Ω	Prosegur Cash SA	77,104	63,092
	Realia Business SA	35,327	42,181
	Redeia Corp. SA	61,860	1,113,595
	Repsol SA (REP SM)	195,612	3,589,354
	Sacyr SA	96,093	422,714
*	Solaria Energia y Medio Ambiente SA	16,222	280,526
#*Ω	Talgo SA	9,613	29,604
*	Tecnicas Reunidas SA	15,753	563,830
#	Telefonica SA (TEF SM)	740,517	3,755,291
#	Telefonica SA (TEF US), Sponsored ADR	10,338	52,207
#	Tubacex SA	38,261	145,747
*	Tubos Reunidos SA	19,513	10,291
Ω	Unicaja Banco SA	445,187	1,201,920
	Vidrala SA	7,360	701,084
	Viscofan SA	16,100	1,000,583

TOTAL SPAIN			95,092,186

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (1.8%)
	AAK AB	11,985	$335,132
Ω	AcadeMedia AB	33,500	369,943
	AddLife AB, Class B	28,328	611,987
	Addnode Group AB	31,265	363,865
	AddTech AB, Class B	28,906	973,863
	AFRY AB	31,679	543,456
	Alfa Laval AB	22,740	1,080,779
Ω	Alimak Group AB	24,710	365,047
	Alleima AB	89,889	776,305
	Alligo AB, Class B	9,372	116,937
Ω	Ambea AB	39,862	537,462
*	Annehem Fastigheter AB, Class B	23,136	45,467
	AQ Group AB	14,511	299,048
	Arise AB	10,752	33,943
	Arjo AB, Class B	66,722	211,726
*	Asmodee Group AB, Class B	18,454	237,815
	Assa Abloy AB, Class B	25,713	968,983
	Atlas Copco AB (ATCOA SS), Class A	162,372	2,720,714
	Atlas Copco AB (ATCOB SS), Class B	100,484	1,503,156
	Atrium Ljungberg AB, Class B	54,145	194,911
Ω	Attendo AB	43,233	366,816
	Avanza Bank Holding AB	22,717	873,118
	Axfood AB	17,325	472,091
	Beijer Alma AB	12,926	394,577
	Beijer Ref AB	12,176	192,406
	Bergman & Beving AB	11,723	413,800
	Betsson AB, Class B	52,606	819,844
#*	Better Collective AS	10,226	125,464
*	BHG Group AB	48,539	146,494
*	BICO Group AB	6,048	13,616
	Bilia AB, Class A	26,527	371,386
	Billerud Aktiebolag	58,251	539,021
	BioGaia AB, Class B	15,019	158,656
*	BioInvent International AB	5,678	18,913
	Bjorn Borg AB	5,162	34,700
*	Boliden AB	34,766	1,558,993
*	Bonava AB, Class B	68,446	79,907
*Ω	Boozt AB	6,801	73,524
Ω	Bravida Holding AB	66,165	559,246
	Bufab AB	32,955	362,204
	Bulten AB	5,345	27,418
	Bure Equity AB	25,410	744,191
	Byggmax Group AB	19,721	100,319
*	Camurus AB	2,184	143,673

		Shares	Value»
SWEDEN — (Continued)
*	Carasent AB	3,685	$11,020
#	Castellum AB	31,041	353,005
	Catella AB	11,938	38,995
#	Catena AB	5,960	288,770
*	Cavotec Group AB	12,443	20,021
#	Cellavision AB	3,049	57,784
#	Cibus Nordic Real Estate AB publ	12,320	213,529
*	Cint Group AB	77,596	29,472
	Clas Ohlson AB, Class B	15,766	574,966
	Cloetta AB, Class B	70,892	264,007
Ω	Coor Service Management Holding AB	26,480	130,029
	Corem Property Group AB (CORED SS), Class D	2,165	54,603
*	C-RAD AB	3,079	10,743
	CTT Systems AB	2,479	49,309
	Dios Fastigheter AB	22,212	151,376
Ω	Dometic Group AB	90,666	443,176
	Duni AB	2,770	30,875
*Ω	Dustin Group AB	196,668	42,501
*	Dynavox Group AB	15,497	159,446
	Eastnine AB	25,612	134,860
	Elanders AB, Class B	6,126	40,822
*	Electrolux AB, Class B	61,457	396,565
	Electrolux Professional AB, Class B	61,030	423,881
	Elekta AB, Class B	94,463	480,138
*	Embracer Group AB	19,378	201,951
*	Enad Global 7 AB	18,744	33,532
*	Enea AB	5,780	42,328
#	Engcon AB	7,932	68,658
#	Eolus AB, Class B	4,740	21,775
	Ependion AB	9,101	117,502
	Epiroc AB (EPIA SS), Class A	49,725	1,048,499
	Epiroc AB (EPIB SS), Class B	29,749	555,193
	Essity AB (ESSITYA SS), Class A	2,308	63,440
	Essity AB (ESSITYB SS), Class B	46,339	1,272,822
Ω	Evolution AB	8,751	583,057
	Ework Group AB	2,805	28,117
	Fabege AB	31,655	278,947
	Fagerhult Group AB	15,139	73,572
*	Fastighets AB Balder, Class B	51,845	380,276
*	Fastighets AB Trianon	11,978	25,506

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Fastighetsbolaget Emilshus AB, Class B	1,004	$6,166
#	FastPartner AB (FPARA SS), Class A	12,373	65,425
	FastPartner AB (FPARD SS), Class D	1,512	12,073
	Fenix Outdoor International AG	1,057	58,313
	G5 Entertainment AB	1,825	18,074
	Getinge AB, Class B	41,823	979,734
	Granges AB	39,772	581,978
*Ω	Green Landscaping Group AB	5,224	25,690
*	Gruvaktiebolaget Viscaria	20,786	41,833
#	H & M Hennes & Mauritz AB, Class B	41,894	791,215
	Hanza AB	10,233	141,253
	Heba Fastighets AB, Class B	12,948	44,551
	Hemnet Group AB	23,233	507,076
	Hexagon AB, Class B	68,934	840,279
#*	Hexatronic Group AB	29,315	66,718
	Hexpol AB	64,992	590,922
*	HMS Networks AB	7,876	437,186
Ω	Hoist Finance AB	14,551	151,637
	Holmen AB (HOLMB SS), Class B	13,019	491,936
	Hufvudstaden AB, Class A	16,447	218,600
	Humana AB	15,563	79,268
	Husqvarna AB (HUSQA SS), Class A	4,692	22,291
#	Husqvarna AB (HUSQB SS), Class B	74,516	352,837
	Indutrade AB	24,134	645,156
	Instalco AB	60,436	153,140
*	International Petroleum Corp. (IPCO CN)	1,551	24,638
*	International Petroleum Corp. (IPCO SS)	36,209	563,498
	INVISIO AB	8,043	255,748
	Inwido AB	26,224	394,229
*	ITAB Shop Concept AB	8,846	18,658
	JM AB	20,613	293,468

		Shares	Value»
SWEDEN — (Continued)
*	John Mattson Fastighetsforetagen AB	4,685	$32,831
*	Karnov Group AB	17,865	210,800
#*	K-fast Holding AB	34,295	52,695
*	Klarabo Sverige AB, Class B	17,016	27,897
	KNOW IT AB	9,887	126,199
	Lagercrantz Group AB, Class B	47,909	1,172,081
	Lifco AB, Class B	12,938	499,528
	Lime Technologies AB	3,930	147,779
#	Lindab International AB	26,860	642,554
	Loomis AB	26,003	1,047,542
*	Medcap AB	3,268	209,278
	Medicover AB, Class B	18,367	499,336
	MEKO AB	14,855	120,160
#	Micro Systemation AB, Class B	5,052	37,852
	MIPS AB	2,885	103,299
*	Modern Times Group MTG AB, Class B	32,274	433,841
	Momentum Group AB	10,010	171,437
Ω	Munters Group AB	25,014	423,351
	Mycronic AB	37,038	868,866
*	NCAB Group AB	30,166	185,419
#	NCC AB, Class B	29,665	676,240
	Nederman Holding AB	2,314	39,257
*	Neobo Fastigheter AB	12,655	25,434
*	Net Insight AB, Class B	74,509	29,833
	New Wave Group AB, Class B	46,314	545,841
#	Nibe Industrier AB, Class B	89,418	347,953
	Nilorngruppen AB, Class B	2,755	17,969
	Nivika Fastigheter AB, Class B	8,076	34,974
*	Nobia AB	148,181	69,695
	Nolato AB, Class B	69,620	460,734
	Nordnet AB publ	25,003	721,969
*	Norion Bank AB	21,791	162,359
	Note AB	5,347	106,163
#	NP3 Fastigheter AB	8,033	218,677
	Nyfosa AB	37,089	315,494
	OEM International AB, Class B	17,660	287,220
*	Orron Energy AB	75,740	34,867
*	Ovzon AB	22,398	76,603

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Pandox AB	27,343	$545,537
	Peab AB, Class B	64,301	520,394
	Platzer Fastigheter Holding AB, Class B	15,074	115,719
	Prevas AB, Class B	1,225	9,875
*	Pricer AB, Class B	61,892	29,290
	Proact IT Group AB	13,302	144,447
	Ratos AB, Class B	61,534	248,936
	RaySearch Laboratories AB	10,869	255,125
	Rejlers AB	4,668	97,646
*	Rottneros AB	65,734	18,836
	Rusta AB	9,598	63,414
	Rvrc Holding AB	22,271	152,316
	Saab AB, Class B	5,220	287,238
	Sagax AB (SAGAB SS), Class B	14,443	324,111
*	Samhallsbyggnadsbolaget i Norden AB	209,064	114,773
	Sandvik AB	65,394	1,977,480
	Scandi Standard AB	21,297	220,561
Ω	Scandic Hotels Group AB	70,844	688,601
*	Sdiptech AB, Class B	8,724	173,681
	Sectra AB, Class B	27,667	877,657
#	Securitas AB, Class B.	66,906	985,583
*	Sedana Medical AB	19,405	21,281
*	Sensys Gatso Group AB	4,148	16,528
*Ω	Sinch AB	232,254	841,029
	SinterCast AB	992	11,419
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	109,777	2,095,596
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,726	33,606
	Skanska AB, Class B	45,055	1,226,938
	SKF AB (SKFA SS), Class A	3,007	78,414
	SKF AB (SKFB SS), Class B	54,642	1,400,585
	SkiStar AB	15,716	262,427
	Solid Forsakring AB	5,351	43,523
	SSAB AB (SSABA SS), Class A	40,568	256,615
	SSAB AB (SSABAH FH), Class A	2,266	14,138
	SSAB AB (SSABB SS), Class B	113,319	701,659

		Shares	Value»
SWEDEN — (Continued)
	SSAB AB (SSABBH FH), Class B	12,844	$79,740
*	Stendorren Fastigheter AB	3,083	63,908
	Stenhus Fastigheter I Norden AB	9,581	10,770
*	Stillfront Group AB	162,501	110,249
	Storskogen Group AB, Class B	489,739	506,026
	Svedbergs Group AB	9,684	60,404
	Svenska Cellulosa AB SCA (SCAA SS), Class A	3,121	41,793
	Svenska Cellulosa AB SCA (SCAB SS), Class B	78,467	1,045,191
	Svenska Handelsbanken AB (SHBA SS), Class A	74,650	974,132
	Svenska Handelsbanken AB (SHBB SS), Class B	1,473	32,259
	Sweco AB, Class B	32,753	590,160
	Swedbank AB, Class A	63,812	1,937,382
*	Swedish Logistic Property AB, Class B	16,381	72,055
*	Swedish Orphan Biovitrum AB	7,328	252,473
	Synsam AB	39,659	250,953
	Systemair AB	26,063	214,271
	Tele2 AB, Class B	98,298	1,561,555
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	9,881	100,403
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	330,612	3,354,343
	Telia Co. AB	444,781	1,750,955
	TF Bank AB	11,012	214,667
Ω	Thule Group AB	11,321	290,048
	Trelleborg AB, Class B	28,963	1,208,690
	Troax Group AB	12,721	192,825
	Truecaller AB, Class B	54,639	162,868
	VBG Group AB, Class B	6,933	263,662

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Vestum AB	30,839	$28,218
#*	Viaplay Group AB	156,249	16,446
	Vitec Software Group AB, Class B	5,458	190,490
	Vitrolife AB	17,865	275,726
	Volati AB	6,306	71,119
	Volvo AB (VOLVA SS), Class A	26,966	736,909
	Volvo AB (VOLVB SS), Class B	208,445	5,710,361
#*	Volvo Car AB, Class B	57,959	200,837
#	Wallenstam AB, Class B	53,598	248,005
	Wihlborgs Fastigheter AB	43,452	422,244
	XANO Industri AB, Class B	1,575	10,335
#*	XSpray Pharma AB	2,462	6,617

TOTAL SWEDEN			88,247,668

SWITZERLAND — (5.0%)
	ABB Ltd	81,931	6,091,366
	Accelleron Industries AG (ACLN SW)	37,593	3,081,524
	Adecco Group AG	41,830	1,166,320
#	Alcon AG	65,684	4,853,420
	Allreal Holding AG	6,223	1,487,351
	ALSO Holding AG	1,760	505,704
*	Amrize Ltd.	70,308	3,638,151
*	ams-OSRAM AG	8,491	117,495
	APG SGA SA	317	83,529
	Arbonia AG	19,716	124,672
*	Aryzta AG	7,766	497,936
	Ascom Holding AG	11,095	49,359
	Autoneum Holding AG	1,032	205,297
	Avolta AG	34,258	1,805,877
	Baloise Holding AG	15,489	3,846,554
	Banque Cantonale de Geneve	7,670	237,773
	Banque Cantonale Vaudoise	9,755	1,132,620
#	Barry Callebaut AG	517	672,121
*	Basilea Pharmaceutica Ag Allschwil	926	53,632
	Belimo Holding AG	1,187	1,280,707
	Bell Food Group AG	800	229,538
	Bellevue Group AG	2,041	21,849
	Berner Kantonalbank AG	2,023	659,042
	BKW AG	3,991	893,216

		Shares	Value»
SWITZERLAND — (Continued)
	Bossard Holding AG, Class A	2,300	$499,800
	Bucher Industries AG	2,792	1,238,880
	Burckhardt Compression Holding AG	1,117	772,569
	Burkhalter Holding AG	2,319	411,818
	Bystronic AG	443	164,650
#	Calida Holding AG	469	7,933
*	Carlo Gavazzi Holding AG	167	33,122
	Cembra Money Bank AG	11,681	1,335,757
	Chocoladefabriken Lindt & Spruengli AG	7	1,072,297
*	Cicor Technologies Ltd.	1,175	323,134
	Cie Financiere Richemont SA, Class A	33,209	6,568,925
	Cie Financiere Tradition SA	1,048	396,836
	Clariant AG	43,008	385,614
	Coltene Holding AG	1,259	70,954
	COSMO Pharmaceuticals NV	1,934	162,765
#	CPH Group AG	347	30,216
	Daetwyler Holding AG	1,783	328,787
	DKSH Holding AG	14,115	984,318
	dormakaba Holding AG	10,880	929,334
	DSM-Firmenich AG	14,338	1,168,675
	EFG International AG	45,706	953,102
	Emmi AG	776	689,527
#	EMS-Chemie Holding AG	401	274,657
#*	Feintool International Holding AG	1,631	19,266
	Flughafen Zurich AG	8,360	2,469,424
	Forbo Holding AG	272	249,916
	Fundamenta Real Estate AG	4,475	95,967
	Galderma Group AG	4,004	743,591
Ω	Galenica AG	21,300	2,295,535
	Geberit AG	6,209	4,538,927
	Georg Fischer AG	24,956	1,762,128
	Givaudan SA	477	1,954,100
	Glarner Kantonalbank	1,297	33,206
	Helvetia Holding AG	14,537	3,572,158
	Hiag Immobilien Holding AG	977	134,373

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Holcim AG (HOLN SW)	63,568	$5,651,272
	Huber & Suhner AG	6,475	1,185,874
	Hypothekarbank Lenzburg AG	3	14,922
	Implenia AG	3,093	245,430
	Inficon Holding AG	5,249	629,714
	Interroll Holding AG	159	490,659
	Intershop Holding AG	1,435	281,291
	Investis Holding SA	981	160,320
	Julius Baer Group Ltd.	42,427	2,864,184
	Jungfraubahn Holding AG	1,642	482,699
	Kardex Holding AG	1,086	408,489
*	Komax Holding AG	684	56,361
*	Kudelski SA	13,192	21,197
	Kuehne & Nagel International AG	5,141	986,283
	Landis & Gyr Group AG	7,382	534,787
*	LEM Holding SA	71	40,321
	Liechtensteinische Landesbank AG	5,570	547,970
#	Logitech International SA (LOGI US)	14,126	1,703,031
	Logitech International SA (LOGN SW)	1,150	138,251
	Lonza Group AG	7,196	4,969,065
	Luzerner Kantonalbank AG	6,892	701,103
Ω	Medacta Group SA	1,181	218,819
Ω	Medmix AG	7,618	87,504
	Meier Tobler Group AG	1,836	90,106
#	Metall Zug AG, Class B	70	64,682
	Mikron Holding AG	3,910	103,976
	Mobilezone Holding AG	11,233	167,884
	Mobimo Holding AG	2,861	1,212,726
*	Molecular Partners AG	3,503	12,656
*Ω	Montana Aerospace AG	7,478	296,480
	Naturenergie Holding AG	1,434	59,140
	Nestle SA	216,082	20,645,834
	Novartis AG (NOVN SW)	88,289	10,926,793
#	Novartis AG (NVS US), Sponsored ADR	127,293	15,757,600

		Shares	Value»
SWITZERLAND — (Continued)
	Novavest Real Estate AG	1,587	$78,567
	OC Oerlikon Corp. AG Pfaffikon	48,835	174,633
#*	Orior AG	2,610	44,079
	Partners Group Holding AG	2,617	3,204,822
	Phoenix Mecano AG	286	155,886
	Plazza AG, Class A	241	119,400
*Ω	PolyPeptide Group AG	3,457	111,960
	PSP Swiss Property AG	10,900	1,885,304
	Rieter Holding AG	19,994	85,386
	Roche Holding AG (RO SW)	2,458	833,910
	Roche Holding AG (ROG SW)	52,911	17,138,940
	Romande Energie Holding SA	2,262	121,659
	Sandoz Group AG (SDZ SW)	112,680	7,513,127
	Sandoz Group AG (SDZNY US), ADR	11,882	790,509
	Schindler Holding AG	1,827	617,599
	Schweiter Technologies AG	269	92,916
#	Schweizerische Nationalbank	18	79,169
*Ω	Sensirion Holding AG	904	64,781
	SFS Group AG	6,263	849,368
	SGS SA	31,976	3,605,927
	Siegfried Holding AG	15,790	1,523,098
	SIG Group AG	94,908	1,061,142
	Sika AG	14,671	2,875,336
	SKAN Group AG	913	59,650
*	Softwareone Holding AG	23,851	243,653
	Sonova Holding AG	8,829	2,408,288
	St. Galler Kantonalbank AG	1,088	690,138
	Stadler Rail AG	11,676	286,313
	Straumann Holding AG	6,598	829,380
	Sulzer AG	7,639	1,276,667
	Sunrise Communications AG, Class A	6,065	332,436
	Swatch Group AG (UHR SW)	8,143	1,701,777
	Swatch Group AG (UHRN SW)	16,186	686,300
	Swiss Life Holding AG	4,659	5,057,121

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Prime Site AG	28,809	$4,094,995
	Swiss Re AG	47,666	8,703,904
#	Swisscom AG	5,795	4,244,969
	Swissquote Group
	Holding SA	4,529	2,877,466
	Tecan Group AG	616	112,490
	Temenos AG	15,937	1,504,741
	Thurgauer Kantonalbank	389	75,416
	TX Group AG	1,242	313,680
*	u-blox Holding AG	2,217	370,809
#*	UBS Group AG (UBS US)	7,116	272,992
	UBS Group AG (UBSG SW)	204,461	7,823,764
	Valiant Holding AG	6,005	988,380
	Varia U.S. Properties AG	573	13,838
Ω	VAT Group AG	1,893	827,273
	Vaudoise Assurances Holding SA	194	148,990
	Vetropack Holding AG	4,154	110,797
	Vontobel Holding AG	11,746	890,689
	VP Bank AG, Class A	1,150	115,358
	VZ Holding AG	5,041	984,749
	V-ZUG Holding AG	602	31,033
	Walliser Kantonalbank	162	25,987
	Warteck Invest AG	42	101,304
	Ypsomed Holding AG	570	223,808
	Zehnder Group AG	2,900	255,539
*	Zueblin Immobilien Holding AG	454	27,651
	Zug Estates Holding AG, Class B	76	202,075
	Zuger Kantonalbank	33	359,975
	Zurich Insurance Group AG	10,056	6,993,657

TOTAL SWITZERLAND			240,460,307

TAIWAN — (6.5%)
	91APP, Inc.	18,000	42,143
	Aaeon Technology, Inc.	5,248	23,020
	Abico Avy Co. Ltd.	48,134	77,814
#	Ability Enterprise Co. Ltd.	117,564	326,254
	Ability Opto-Electronics Technology Co. Ltd.	7,083	22,641
	AcBel Polytech, Inc.	215,786	304,296
	Accton Technology Corp.	73,000	2,538,699

		Shares	Value»
TAIWAN — (Continued)
	Acer E-Enabling Service Business, Inc.	6,000	$44,794
	Acer, Inc.	654,000	637,209
#	ACES Electronic Co. Ltd.	39,719	88,458
*	Acme Electronics Corp.	24,000	22,705
*	Acon Holding, Inc.	79,041	21,141
	Acter Group Corp. Ltd.	34,470	860,410
	Action Electronics Co. Ltd.	63,000	23,080
	Actron Technology Corp.	19,000	85,690
	ADATA Technology Co. Ltd.	103,976	667,479
	Addcn Technology Co. Ltd.	13,106	74,620
*	Adimmune Corp.	112,000	69,245
	Advanced Ceramic X Corp.	12,000	46,301
	Advanced Energy Solution Holding Co. Ltd.	10,000	380,678
	Advanced International Multitech Co. Ltd.	60,000	116,372
*	Advanced Optoelectronic Technology, Inc.	31,000	15,284
	Advanced Power Electronics Corp.	29,000	96,014
	Advanced Wireless Semiconductor Co.	41,000	147,397
#	Advancetek Enterprise Co. Ltd.	96,571	110,363
	Advantech Co. Ltd.	23,757	241,309
	Aero Win Technology Corp.	22,000	30,994
	Aerospace Industrial Development Corp.	150,000	257,064
	AGV Products Corp.	191,875	64,211
	AIC, Inc.	7,000	86,178
	Air Asia Co. Ltd.	10,000	16,738
	Airoha Technology Corp.	6,000	97,146
	Airtac International Group	39,122	1,153,902
	Alchip Technologies Ltd.	4,000	450,636
#	Alexander Marine Co. Ltd.	9,108	57,571

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	ALI Corp.	28,000	$25,609
	Allied Circuit Co. Ltd.	14,019	77,387
	Allied Supreme Corp.	10,000	80,137
#	Allis Electric Co. Ltd.	42,603	152,461
	Alltek Technology Corp.	49,040	50,883
#	Alltop Technology Co. Ltd.	16,000	128,280
	Alpha Networks, Inc.	78,072	82,055
#	Altek Corp.	130,445	209,361
	Amazing Microelectronic Corp.	21,965	71,174
	Ambassador Hotel	109,000	152,133
	AMPACS Corp.	20,000	19,028
	Ampak Technology, Inc.	6,000	13,265
	Ampire Co. Ltd.	28,000	22,942
	Ample Electronic Technology Co. Ltd.	7,350	40,875
	AMPOC Far-East Co. Ltd.	24,376	71,477
	AmTRAN Technology Co. Ltd.	228,665	104,185
*	Amulaire Thermal Technology, Inc.	11,000	13,012
	Anji Technology Co. Ltd.	22,000	26,571
	Aopen, Inc.	11,000	17,279
	Apac Opto Electronics, Inc.	20,000	52,270
	Apacer Technology, Inc.	35,750	119,834
	APAQ Technology Co. Ltd.	10,000	59,792
	Apex Biotechnology Corp.	32,000	34,188
#*	Apex International Co. Ltd.	72,424	48,872
	Apex Science & Engineering	72,828	26,018
	Arcadyan Technology Corp.	43,540	284,541
	Ardentec Corp.	200,990	609,058
	ARES International Corp.	9,000	14,804
	Argosy Research, Inc.	23,714	141,009
	Arizon RFID Technology Cayman Co. Ltd.	7,000	31,947
	ASE Technology Holding Co. Ltd.	220,931	1,767,616

		Shares	Value»
TAIWAN — (Continued)
	Asia Cement Corp.	501,000	$590,501
	Asia Optical Co., Inc.	63,000	319,537
	Asia Polymer Corp.	134,319	54,700
	Asia Tech Image, Inc.	12,000	29,680
	Asia Vital Components Co. Ltd.	39,814	1,822,716
	ASIX Electronics Corp.	12,000	37,065
	ASMedia Technology, Inc.	4,260	198,903
	ASolid Technology Co. Ltd.	10,000	25,526
	ASPEED Technology, Inc.	6,500	1,152,730
	ASROCK, Inc.	15,000	156,041
	Asustek Computer, Inc.	66,000	1,491,039
	ATE Energy International Co. Ltd.	20,000	19,489
	Aten International Co. Ltd.	33,000	64,938
	Auden Techno Corp.	13,000	40,919
	Audix Corp.	34,000	71,355
#	AUO Corp. (2409 TT)	1,341,000	527,341
	AURAS Technology Co. Ltd.	5,000	170,221
	Aurora Corp.	14,100	26,418
	Avalue Technology, Inc.	20,000	72,278
	Avermedia Technologies	21,000	26,761
	Axiomtek Co. Ltd.	20,993	55,914
	Azurewave Technologies, Inc.	11,000	26,030
	Bafang Yunji International Co. Ltd.	14,000	87,605
	Bank of Kaohsiung Co. Ltd.	351,560	138,269
	Basso Industry Corp.	40,000	42,376
#	BenQ Materials Corp.	59,000	39,824
*	BES Engineering Corp.	618,000	307,624
*	Billion Electric Co. Ltd.	34,000	26,145
*	Bin Chuan Enterprise Co. Ltd.	22,000	47,512
	B’in Live Co. Ltd.	10,093	25,795
	Bionet Corp.	6,425	21,604
*	Bionime Corp.	12,098	24,179
*	Biostar Microtech International Corp.	38,000	28,062

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Bioteque Corp.	15,000	$60,003
	Bizlink Holding, Inc.	43,424	1,951,835
	Bon Fame Co. Ltd.	12,000	19,953
	Bonny Worldwide Ltd.	3,000	15,123
	Bora Pharmaceuticals Co. Ltd.	7,790	157,195
	Brave C&H Supply Co. Ltd.	11,000	25,941
	Bright Led Electronics Corp.	41,000	27,249
	Brightek Optoelectronic Co. Ltd.	11,000	14,831
	Brighten Optix Corp.	2,248	14,498
	Brighton-Best International Taiwan, Inc.	109,423	119,144
	Brillian Network & Automation Integrated System Co. Ltd.	5,431	41,831
	Brogent Technologies, Inc.	10,000	30,880
	C Sun Manufacturing Ltd.	12,939	73,939
*	Calin Technology Co. Ltd.	21,000	23,087
*	Caliway Biopharmaceuticals Co. Ltd.	20,000	97,020
*	Cameo Communications, Inc.	90,763	29,481
	Capital Futures Corp.	53,629	86,193
	Capital Securities Corp.	787,680	624,951
*	Career Technology MFG. Co. Ltd.	147,796	71,026
	Castles Technology Co. Ltd.	18,742	43,232
	Caswell, Inc.	10,000	27,269
#	Catcher Technology Co. Ltd.	137,000	883,409
	Cathay Consolidated, Inc.	5,000	13,143
	Cathay Financial Holding Co. Ltd.	822,286	1,706,483
	Cathay Real Estate Development Co. Ltd.	213,000	157,916
*	CCP Contact Probes Co. Ltd.	36,074	63,381

		Shares	Value»
TAIWAN — (Continued)
	Celxpert Energy Corp.	34,390	$45,426
	Cenra, Inc.	47,500	52,443
#	Center Laboratories, Inc.	202,871	223,949
	Central Reinsurance Co. Ltd.	126,880	101,176
	Century Iron & Steel Industrial Co. Ltd.	46,000	228,831
#	Chailease Holding Co. Ltd.	334,754	1,118,940
*	ChainQui Construction Development Co. Ltd.	27,000	12,969
	Chaintech Technology Corp.	13,000	12,300
	Champion Building Materials Co. Ltd.	106,200	31,357
	Champion Microelectronic Corp.	11,000	26,183
	Chang Hwa Commercial Bank Ltd.	1,332,224	856,799
	Chang Wah Electromaterials, Inc.	116,000	170,337
	Chang Wah Technology Co. Ltd.	112,000	146,451
	Channel Well Technology Co. Ltd.	60,000	150,305
	Chant Sincere Co. Ltd.	12,000	15,617
	Charoen Pokphand Enterprise	65,000	289,391
	CHC Healthcare Group	46,000	64,412
	CHC Resources Corp.	33,000	75,370
	Chen Full International Co. Ltd.	38,000	49,289
	Chenbro Micom Co. Ltd.	10,000	298,817
	Cheng Fwa Industrial Co. Ltd.	23,000	16,008
	Cheng Loong Corp.	271,000	150,460
*	Cheng Mei Materials Technology Corp.	126,408	56,241
	Cheng Shin Rubber Industry Co. Ltd.	431,000	446,809

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Cheng Uei Precision Industry Co. Ltd.	139,000	$222,231
#	Chenming Electronic Technology Corp.	32,000	128,451
	Chia Chang Co. Ltd.	40,000	53,824
	Chia Hsin Cement Corp.	219,300	92,215
	Chicony Electronics Co. Ltd.	257,773	1,087,064
#	Chicony Power Technology Co. Ltd.	54,481	159,338
	Chief Telecom, Inc.	7,600	89,244
	Chien Kuo Construction Co. Ltd.	35,360	29,884
	Chien Shing Harbour Service Co. Ltd.	9,000	12,591
	China Airlines Ltd.	1,491,000	966,627
	China Bills Finance Corp.	341,000	184,595
	China Ecotek Corp.	6,000	10,784
	China Electric Manufacturing Corp.	91,530	37,580
#	China General Plastics Corp.	116,626	42,030
	China Glaze Co. Ltd.	48,000	28,651
*	China Man-Made Fiber Corp.	412,861	83,774
	China Metal Products	121,000	103,207
#	China Motor Corp.	85,200	161,265
*	China Petrochemical Development Corp.	1,091,069	265,708
#	China Steel Chemical Corp.	43,000	113,782
	China Steel Corp.	1,243,000	750,031
	China Steel Structure Co. Ltd.	25,000	33,416
	China Wire & Cable Co. Ltd.	31,000	38,413
	Chinese Maritime Transport Ltd.	33,000	61,271
	Ching Feng Home Fashions Co. Ltd.	60,478	38,842
	Chin-Poon Industrial Co. Ltd.	114,000	121,241
	Chipbond Technology Corp.	205,000	396,727
	ChipMOS Technologies, Inc. (8150 TT)	182,133	191,605
	Chlitina Holding Ltd.	14,422	46,836

		Shares	Value»
TAIWAN — (Continued)
	Chong Hong Construction Co. Ltd.	64,100	$163,953
	Chroma ATE, Inc.	43,000	1,138,497
	Chun Yuan Steel Industry Co. Ltd.	185,000	114,997
*	Chung Hung Steel Corp.	230,000	110,398
	Chung Hwa Chemical Industrial Works Ltd.	21,000	23,956
	Chung Hwa Food Industrial Co. Ltd.	5,500	15,439
#*	Chung Hwa Pulp Corp.	171,228	69,464
	Chung-Hsin Electric & Machinery Manufacturing Corp.	112,000	556,026
	Chunghwa Precision Test Tech Co. Ltd.	4,000	208,330
	Chunghwa Telecom Co. Ltd. (2412 TT)	197,000	839,408
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	3,400	144,772
	Chyang Sheng Texing Co. Ltd.	19,000	10,492
	Cleanaway Co. Ltd. (8422 TT)	20,000	157,072
	Clevo Co.	193,000	247,712
	CMC Magnetics Corp.	450,929	133,452
	C-Media Electronics, Inc.	8,000	10,599
	Collins Co. Ltd.	42,000	18,605
	Compal Electronics, Inc.	1,172,000	1,252,343
	Compeq Manufacturing Co. Ltd.	442,000	1,249,200
	Complex Micro Interconnection Co. Ltd.	17,000	21,548
	Compucase Enterprise	24,000	77,598
	Concord International Securities Co. Ltd.	102,257	53,140
	Concord Securities Co. Ltd.	262,674	108,666
	Continental Holdings Corp.	179,000	125,913

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Contrel Technology Co. Ltd.	49,000	$62,593
	Coremax Corp.	31,409	65,436
#	Coretronic Corp.	130,000	368,616
	Co-Tech Development Corp.	90,552	687,555
#	Creative Sensor, Inc.	28,800	49,814
	Crowell Development Corp.	19,950	20,030
*	CSBC Corp. Taiwan	168,000	106,584
	CTBC Financial Holding Co. Ltd.	1,968,563	2,673,471
	CTCI Corp.	196,933	195,224
	CviLux Corp.	28,360	75,429
	Cyberlink Corp.	14,000	42,625
	CyberPower Systems, Inc.	17,850	138,372
*	CyberTAN Technology, Inc.	102,000	88,075
	DA CIN Construction Co. Ltd.	88,800	189,276
	Dafeng TV Ltd.	12,000	19,132
	Dah San Electric Wire & Cable Co. Ltd.	11,891	17,793
	Da-Li Development Co. Ltd.	116,859	187,124
	Darfon Electronics Corp.	95,000	110,990
	Darwin Precisions Corp.	152,100	55,236
	Data Image Corp.	7,000	9,784
	Davicom Semiconductor, Inc.	13,000	10,449
	Daxin Materials Corp.	9,900	122,238
	De Licacy Industrial Co. Ltd.	88,542	31,314
	Delpha Construction Co. Ltd.	80,000	76,916
	Delta Electronics, Inc.	56,365	1,812,916
#	Depo Auto Parts Ind Co. Ltd.	49,000	217,070
	DFI, Inc.	8,000	17,712
	Dimerco Data System Corp.	12,704	50,382
	Dimerco Express Corp.	40,614	106,178
	DingZing Advanced Materials, Inc.	5,000	15,870
	D-Link Corp.	202,096	109,217
	Donpon Precision, Inc.	16,800	25,960
	Draytek Corp.	12,000	10,640
	Drewloong Precision, Inc.	5,128	25,211

		Shares	Value»
TAIWAN — (Continued)
	Dyaco International, Inc.	44,433	$32,835
	Dynamic Holding Co. Ltd.	73,086	212,431
	Dynapack International Technology Corp.	48,000	476,627
	E Ink Holdings, Inc.	83,000	570,203
	E.Sun Financial Holding Co. Ltd.	1,796,127	1,734,961
	Eastech Holding Ltd.	9,000	31,780
	Eastern Media International Corp.	83,913	56,215
	Eclat Textile Co. Ltd.	52,583	698,855
	eCloudvalley Digital Technology Co. Ltd.	11,000	25,600
	ECOVE Environment Corp.	10,000	93,958
	Edimax Technology Co. Ltd.	97,000	62,156
#	Edison Opto Corp.	23,136	13,431
#*	Edom Technology Co. Ltd.	72,013	88,472
	eGalax_eMPIA Technology, Inc.	19,695	24,358
#*	Egis Technology, Inc.	19,000	84,572
*	EirGenix, Inc.	6,000	13,046
	Elan Microelectronics Corp.	73,900	296,800
	E-Lead Electronic Co. Ltd.	17,429	24,926
	E-LIFE MALL Corp.	23,000	49,541
	Elite Advanced Laser Corp.	18,768	165,672
	Elite Material Co. Ltd.	25,000	1,098,392
#	Elite Semiconductor Microelectronics Technology, Inc.	86,000	250,478
	Elitegroup Computer Systems Co. Ltd.	105,435	69,285
	eMemory Technology, Inc.	12,000	772,775
	Emerging Display Technologies Corp.	46,000	30,819
	Ennoconn Corp.	30,840	292,263
	Ennostar, Inc.	181,450	201,711
	EnTie Commercial Bank Co. Ltd.	251,000	107,576
	EOI Investment Holdings Co. Ltd.	31,000	19,009
#	Episil-Precision, Inc.	20,000	36,346
	Eris Technology Corp.	3,000	15,871

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Eson Precision Ind Co. Ltd.	30,000	$80,330
#	Eternal Materials Co. Ltd.	243,527	322,614
	Eurocharm Holdings Co. Ltd.	8,000	32,157
	Eva Airways Corp.	947,922	1,112,734
	Ever Ohms Technology Co. Ltd.	12,000	11,054
	Ever Supreme Bio Technology Co. Ltd.	6,599	34,627
*	Everest Textile Co. Ltd.	164,535	30,273
	Evergreen Aviation Technologies Corp.	26,000	124,901
	Evergreen International Storage & Transport Corp.	107,500	200,010
#	Evergreen Marine Corp. Taiwan Ltd.	172,872	1,084,449
	EVERGREEN Steel Corp.	57,000	196,808
	Everlight Chemical Industrial Corp.	152,405	92,540
	Everlight Electronics Co. Ltd.	150,000	285,249
	Evertop Wire Cable Corp.	47,000	51,801
	Excel Cell Electronic Co. Ltd.	19,000	12,692
#	Excelsior Medical Co. Ltd.	48,693	134,392
*	Falcon Machine Tools Co. Ltd.	31,000	18,769
	Far Eastern Department Stores Ltd.	328,000	230,573
	Far Eastern International Bank	912,413	374,820
	Far Eastern New Century Corp.	727,100	625,699
	Far EasTone Telecommunications Co. Ltd.	290,061	871,096
#	Faraday Technology Corp.	45,853	270,690
	Farglory F T Z Investment Holding Co. Ltd.	29,134	45,878

		Shares	Value»
TAIWAN — (Continued)
#	Farglory Land Development Co. Ltd.	97,000	$169,946
	FDC International Hotels Corp.	7,000	10,086
	Feature Integration Technology, Inc.	8,000	18,622
*	Federal Corp.	103,926	66,639
	Feedback Technology Corp.	8,316	29,118
	Feng Hsin Steel Co. Ltd.	165,000	339,398
	Feng TAY Enterprise Co. Ltd.	128,312	507,878
	FIC Global, Inc.	12,000	13,853
	FineTek Co. Ltd.	4,161	15,503
	Firich Enterprises Co. Ltd.	59,000	45,630
	First Copper Technology Co. Ltd.	27,000	36,687
	First Financial Holding Co. Ltd.	1,578,350	1,464,015
	First Hi-Tec Enterprise Co. Ltd.	14,554	165,929
	First Hotel	71,000	29,896
	First Insurance Co. Ltd.	96,000	82,016
*	First Steamship Co. Ltd.	280,468	52,511
#	FIT Holding Co. Ltd.	52,000	62,585
	Fitipower Integrated Technology, Inc.	28,000	137,981
*	FLEXium Interconnect, Inc.	94,112	192,876
	Flytech Technology Co. Ltd.	31,297	107,905
	FocalTech Systems Co. Ltd.	62,000	118,703
	Forcecon Tech Co. Ltd.	16,784	59,537
	Forest Water Environment Engineering Co. Ltd.	18,576	24,301
	Formosa Advanced Technologies Co. Ltd.	62,000	76,291
#	Formosa Chemicals & Fibre Corp.	785,000	742,801
	Formosa International Hotels Corp.	20,672	127,963

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Formosa Laboratories, Inc.	40,544	$81,570
	Formosa Oilseed Processing Co. Ltd.	15,508	15,421
	Formosa Optical Technology Co. Ltd.	10,000	31,758
	Formosa Petrochemical Corp.	124,000	180,290
#	Formosa Plastics Corp.	923,000	1,140,593
	Formosa Sumco Technology Corp.	23,000	74,301
	Formosa Taffeta Co. Ltd.	258,000	124,790
	Formosan Rubber Group, Inc.	96,399	74,406
	Formosan Union Chemical Corp.	127,945	69,159
#	Fortune Electric Co. Ltd.	27,830	643,441
	Founding Construction & Development Co. Ltd.	72,000	34,867
	Foxconn Technology Co. Ltd.	221,535	512,089
	Foxsemicon Integrated Technology, Inc.	36,357	435,754
	Franbo Lines Corp.	92,000	64,478
	Froch Enterprise Co. Ltd.	89,000	40,175
#	FSP Technology, Inc.	45,000	88,439
	Fu Chun Shin Machinery Manufacture Co. Ltd.	21,000	13,326
#	Fu Hua Innovation Co. Ltd.	94,429	60,100
	Fubon Financial Holding Co. Ltd.	724,132	2,143,117
	Fulgent Sun International Holding Co. Ltd.	45,143	140,492
	Fullerton Technology Co. Ltd.	51,000	38,976
*	Fulltech Fiber Glass Corp.	146,331	342,449
	Fusheng Precision Co. Ltd.	37,000	291,014
	Fwusow Industry Co. Ltd.	60,471	26,811

		Shares	Value»
TAIWAN — (Continued)
	G Shank Enterprise Co. Ltd.	51,888	$161,913
#	Gamania Digital Entertainment Co. Ltd.	54,000	104,117
*	GCS Holdings, Inc.	18,000	106,132
	GEM Services, Inc.	25,210	66,723
	Gemtek Technology Corp.	153,000	129,892
*	General Interface Solution GIS Holding Ltd.	70,000	112,107
	General Plastic Industrial Co. Ltd.	20,480	18,682
	Generalplus Technology, Inc.	19,000	24,135
	Genesys Logic, Inc.	21,000	73,310
	Genius Electronic Optical Co. Ltd.	35,616	483,956
	Genovate Biotechnology Co. Ltd.	13,657	8,846
	GeoVision, Inc.	20,449	30,671
	Getac Holdings Corp.	163,000	730,171
	GFC Ltd.	15,000	60,485
	Giant Manufacturing Co. Ltd.	103,994	342,623
*	Giantplus Technology Co. Ltd.	91,000	35,126
	Gigabyte Technology Co. Ltd.	132,000	1,196,625
*	Gigasolar Materials Corp.	16,790	36,965
*	Gigastorage Corp.	129,000	79,320
	Global Brands Manufacture Ltd.	116,028	438,819
	Global Lighting Technologies, Inc.	23,000	31,181
	Global Mixed Mode Technology, Inc.	21,000	158,836
	Global PMX Co. Ltd.	13,000	60,106
	Global Unichip Corp.	13,000	642,719
	Globaltek Fabrication Co. Ltd.	12,000	21,872
	Globalwafers Co. Ltd.	41,000	674,080
	Globe Union Industrial Corp.	110,048	36,804
	Gloria Material Technology Corp.	165,680	182,991
	GMI Technology, Inc.	20,000	25,264
	Gold Circuit Electronics Ltd.	99,000	1,486,402

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Golden Long Teng Development Co. Ltd.	12,000	$10,731
	Goldsun Building Materials Co. Ltd.	284,338	334,292
	Good Will Instrument Co. Ltd.	25,000	46,273
	Gordon Auto Body Parts	24,000	24,712
	Gourmet Master Co. Ltd.	31,237	70,852
	Grand Fortune Securities Co. Ltd.	82,159	31,746
#*	Grand Pacific Petrochemical	451,478	151,187
	Grand Process Technology Corp.	2,000	93,986
	GrandTech CG Systems, Inc.	22,775	39,895
	Grape King Bio Ltd.	30,000	120,399
	Great China Metal Industry	77,000	50,325
	Great Taipei Gas Co. Ltd.	75,000	73,162
	Great Tree Pharmacy Co. Ltd.	24,872	89,271
	Great Wall Enterprise Co. Ltd.	220,571	372,530
	Greatek Electronics, Inc.	148,000	338,435
	Green World FinTech Service Co. Ltd.	28,000	54,190
	Group Up Industrial Co. Ltd.	10,000	90,256
	GTM Holdings Corp.	52,000	51,302
#	Gudeng Precision Industrial Co. Ltd.	11,393	129,983
	Hannstar Board Corp.	117,393	359,089
#*	HannStar Display Corp.	842,000	195,222
*	HannsTouch Holdings Co.	188,079	39,108
	Hanpin Electron Co. Ltd.	14,000	20,919
*	Harvatek Corp.	62,000	40,757
	Heran Co. Ltd.	16,800	34,777
	Hey Song Corp.	106,000	128,638
	Hi-Clearance, Inc.	8,000	35,782
	Highlight Tech Corp.	19,096	27,288
	Highwealth Construction Corp.	301,695	382,105
	Hi-Lai Foods Co. Ltd.	6,000	31,207
	HIM International Music, Inc.	11,900	36,176

		Shares	Value»
TAIWAN — (Continued)
*	Hitron Technology, Inc.	38,559	$30,372
#	Hiwin Technologies Corp.	68,949	497,820
	Hiyes International Co. Ltd.	18,379	49,912
	Ho Tung Chemical Corp.	300,125	79,927
	Hocheng Corp.	105,780	61,475
	Holdings-Key Electric Wire & Cable Co. Ltd.	39,000	56,392
	Holiday Entertainment Co. Ltd.	15,300	30,151
	Holy Stone Enterprise Co. Ltd.	49,425	182,859
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	746,624	6,209,957
	Hong Pu Real Estate Development Co. Ltd.	97,000	82,243
	Hong TAI Electric Industrial	66,000	84,372
	Horizon Securities Co. Ltd.	119,780	42,405
	Hota Industrial Manufacturing Co. Ltd.	58,263	112,302
#	Hotai Finance Co. Ltd.	74,490	149,084
	Hotai Motor Co. Ltd.	45,180	828,304
	Hsin Ba Ba Corp.	8,000	12,244
	Hsin Kuang Steel Co. Ltd.	74,000	95,427
	Hsin Yung Chien Co. Ltd.	12,390	36,264
	Hsing TA Cement Co.	70,000	35,206
#*	HTC Corp.	191,000	311,582
	Hu Lane Associate, Inc.	24,457	104,504
	HUA ENG Wire & Cable Co. Ltd.	132,000	141,268
	Hua Nan Financial Holdings Co. Ltd.	1,157,869	1,098,559
	Hua Yu Lien Development Co. Ltd.	33,837	68,373
	Huaku Development Co. Ltd.	102,165	345,585
	Huang Hsiang Construction Corp.	34,934	46,781

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hung Ching Development & Construction Co. Ltd.	54,000	$47,858
	Hung Sheng Construction Ltd.	114,664	79,427
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	33,004
	Hwacom Systems, Inc.	35,000	27,739
#	Hwang Chang General Contractor Co. Ltd.	45,783	102,921
	Ibase Technology, Inc.	34,000	54,036
#	IBF Financial Holdings Co. Ltd.	1,282,285	634,951
*	IC Plus Corp.	7,000	11,599
	ICARES Medicus, Inc.	2,640	7,601
	Ichia Technologies, Inc.	94,000	154,981
#	I-Chiun Precision Industry Co. Ltd.	40,426	96,133
*	Ideal Bike Corp.	33,000	6,471
	IEI Integration Corp.	47,340	102,858
	In Win Development, Inc.	10,000	26,507
	Infortrend Technology, Inc.	88,000	65,418
	Ingentec Corp.	2,205	17,877
	Innodisk Corp.	25,012	349,125
	Innolux Corp.	1,557,504	670,793
	Inpaq Technology Co. Ltd.	23,945	67,448
#	Insyde Software Corp.	13,200	97,345
	Intai Technology Corp.	12,400	40,267
	Integrated Service Technology, Inc.	30,603	109,591
*	IntelliEPI, Inc.	6,000	30,416
	Interactive Digital Technologies, Inc.	5,000	12,026
*	International CSRC Investment Holdings Co.	239,562	79,574
	International Games System Co. Ltd.	47,000	1,098,255
	Inventec Corp.	399,000	592,176
	Iron Force Industrial Co. Ltd.	14,519	44,788

		Shares	Value»
TAIWAN — (Continued)
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	$37,653
	ITE Technology, Inc.	37,000	156,434
#	ITEQ Corp.	86,029	325,720
	Jarllytec Co. Ltd.	21,525	68,458
	Jean Co. Ltd.	54,409	45,065
	Jentech Precision Industrial Co. Ltd.	4,998	342,694
	Jetwell Computer Co. Ltd.	6,720	38,652
	Jia Wei Lifestyle, Inc.	21,464	27,779
	Jih Lin Technology Co. Ltd.	28,000	48,826
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	25,055
#	Jinan Acetate Chemical Co. Ltd.	161,070	315,202
	Johnson Health Tech Co. Ltd.	23,000	119,107
	JPC connectivity, Inc.	15,250	82,417
	JPP Holding Co. Ltd.	9,450	97,299
	JSL Construction & Development Co. Ltd.	16,627	27,551
	K Laser Technology, Inc.	44,000	22,297
	Kaimei Electronic Corp.	31,120	94,544
	Kaori Heat Treatment Co. Ltd.	9,000	181,321
	Kedge Construction Co. Ltd.	12,791	36,534
	Keding Enterprises Co. Ltd.	3,000	10,780
	KEE TAI Properties Co. Ltd.	116,430	39,929
	Kenda Rubber Industrial Co. Ltd.	200,316	130,437
	Kerry TJ Logistics Co. Ltd.	67,000	73,237
	Keystone Microtech Corp.	6,000	82,471
	KGI Financial Holding Co. Ltd.	2,954,608	1,524,110
	KHGEARS International Ltd.	7,000	39,489
#	Kindom Development Co. Ltd.	135,520	146,549
	King Chou Marine Technology Co. Ltd.	36,340	60,550
	King Slide Works Co. Ltd.	7,000	928,632

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	King Yuan Electronics Co. Ltd.	511,000	$3,582,836
*	King’s Town Construction Co. Ltd.	34,000	46,068
	Kinik Co.	18,000	182,761
*	Kinko Optical Co. Ltd.	42,365	63,041
#	Kinpo Electronics	566,000	416,519
	Kinsus Interconnect Technology Corp.	121,000	534,029
	KMC Kuei Meng International, Inc.	17,300	50,617
	KNH Enterprise Co. Ltd.	76,000	41,846
	KS Terminals, Inc.	32,000	52,063
	Kung Long Batteries Industrial Co. Ltd.	21,000	82,900
*	Kung Sing Engineering Corp.	190,573	71,769
	Kuo Toong International Co. Ltd.	80,315	150,528
*	Kuo Yang Construction Co. Ltd.	84,360	51,660
	Kwong Lung Enterprise Co. Ltd.	34,000	52,852
	L&K Engineering Co. Ltd.	72,762	1,125,638
	La Kaffa International Co. Ltd.	11,000	26,506
*	LAN FA Textile	93,000	36,150
	Lanner Electronics, Inc.	31,850	83,253
	Largan Precision Co. Ltd. (3008 TT)	9,000	645,968
	Laser Tek Taiwan Co. Ltd.	13,300	22,342
	Laster Tech Co. Ltd.	36,000	24,308
*	Leader Electronics, Inc.	43,000	15,460
	Leadtrend Technology Corp.	12,239	19,110
*	Lealea Enterprise Co. Ltd.	263,560	55,776
	LEE CHI Enterprises Co. Ltd.	56,000	21,462
	Lelon Electronics Corp.	28,000	98,785
	Lemtech Holdings Co. Ltd.	10,138	26,317
	Leo Systems, Inc.	20,000	23,110

		Shares	Value»
TAIWAN — (Continued)
*	Leofoo Development Co. Ltd.	19,000	$10,405
*	Li Peng Enterprise Co. Ltd.	236,600	42,672
#	Lian HWA Food Corp.	27,253	98,142
#	Lien Hwa Industrial Holdings Corp.	229,835	360,545
	Lingsen Precision Industries Ltd.	117,000	78,097
	Lintes Technology Co. Ltd.	6,000	17,887
	Lion Travel Service Co. Ltd.	27,000	137,652
	Lite-On Technology Corp.	270,417	1,568,820
	Liton Technology Corp.	27,000	41,841
*	Long Bon International Co. Ltd.	76,100	36,374
	Long Da Construction & Development Corp.	61,000	56,556
*	Longchen Paper & Packaging Co. Ltd.	245,641	74,701
#	Longwell Co.	33,000	200,736
	Loop Telecommunication International, Inc.	14,000	20,698
	Lotes Co. Ltd.	17,700	789,167
	Lotus Pharmaceutical Co. Ltd.	35,000	335,766
	Lucky Cement Corp.	35,000	17,011
	Lumax International Corp. Ltd.	24,440	78,529
*	Lung Yen Life Service Corp.	59,000	99,731
	Lungteh Shipbuilding Co. Ltd.	15,750	61,337
	Luxe Green Energy Technology Co. Ltd.	29,344	21,198
	LuxNet Corp.	16,000	105,408
	M3 Technology, Inc.	9,000	24,280
	Macauto Industrial Co. Ltd.	17,000	32,875
	Macroblock, Inc.	15,000	28,643
*	Macronix International Co. Ltd.	729,798	735,734
	Makalot Industrial Co. Ltd.	66,702	581,969
	Marketech International Corp.	24,000	190,877

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Materials Analysis Technology, Inc.	18,151	$119,571
	Maxigen Biotech, Inc.	18,000	24,833
	Mayer Steel Pipe Corp.	76,800	59,403
*	Mechema Chemicals International Corp.	16,000	37,965
	MediaTek, Inc.	81,000	3,435,163
*	Medigen Biotechnology Corp.	12,000	11,515
	Mega Financial Holding Co. Ltd.	1,022,626	1,344,441
	Megaforce Co. Ltd.	26,000	34,885
	Meiloon Industrial Co.	40,600	30,976
	Mercuries & Associates Holding Ltd.	173,609	80,658
	Mercuries Data Systems Ltd.	30,000	24,884
*	Mercuries Life Insurance Co. Ltd.	929,190	218,462
	Merida Industry Co. Ltd.	72,000	233,338
	Merry Electronics Co. Ltd.	65,757	218,482
	METAAGE Corp.	14,000	23,636
*	Microbio Co. Ltd.	118,099	84,461
#	Micro-Star International Co. Ltd.	178,000	630,994
	Mildef Crete, Inc.	18,000	62,640
	MIN AIK Technology Co. Ltd.	37,600	26,854
	Mitac Holdings Corp.	435,916	1,407,118
*	Mobiletron Electronics Co. Ltd.	3,000	2,929
	momo.com, Inc.	16,615	125,876
*	MOSA Industrial Corp.	69,658	38,309
	Mosel Vitelic, Inc.	21,000	23,142
	Motech Industries, Inc.	82,000	45,242
	MPI Corp.	9,000	610,244
	MSSCORPS Co. Ltd.	15,721	87,202
	My Humble House Hospitality Management Consulting	19,000	22,781
	Nak Sealing Technologies Corp.	25,000	86,415
	Namchow Holdings Co. Ltd.	55,000	69,203

		Shares	Value»
TAIWAN — (Continued)
	Nan Kang Rubber Tire Co. Ltd.	31,683	$37,238
	Nan Liu Enterprise Co. Ltd.	7,000	10,037
	Nan Pao Resins Chemical Co. Ltd.	15,000	178,724
*	Nan Ren Lake Leisure Amusement Co. Ltd.	32,000	10,326
	Nan Ya Plastics Corp.	543,000	730,662
	Nan Ya Printed Circuit Board Corp.	42,000	393,666
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	17,677
	Nantex Industry Co. Ltd.	94,780	68,668
*	Nanya Technology Corp.	259,432	1,107,903
	National Aerospace Fasteners Corp.	8,000	27,931
	National Petroleum Co. Ltd.	12,000	22,366
	Netronix, Inc.	17,000	74,314
*	New Asia Construction & Development Corp.	60,000	28,836
	New Best Wire Industrial Co. Ltd.	14,400	13,664
	Nextronics Engineering Corp.	7,000	25,496
#	Nichidenbo Corp.	52,030	152,394
	Nien Hsing Textile Co. Ltd.	51,245	27,651
	Nien Made Enterprise Co. Ltd.	55,000	658,890
	Niko Semiconductor Co. Ltd.	17,632	32,350
	Nishoku Technology, Inc.	16,000	65,947
	North-Star International Co. Ltd.	8,189	7,036
	Nova Technology Corp.	10,000	55,845
	Novatek Microelectronics Corp.	115,000	1,465,230
	Nuvoton Technology Corp.	58,000	115,687
	O-Bank Co. Ltd.	458,620	134,934
*	OBI Pharma, Inc.	27,000	21,810

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ocean Plastics Co. Ltd.	52,000	$60,839
	OK Biotech Co. Ltd.	18,857	8,642
	Optimax Technology Corp.	15,000	9,770
	Orient Europharma Co. Ltd.	8,000	12,026
	Orient Semiconductor Electronics Ltd.	146,107	229,426
*	Oriental Union Chemical Corp.	143,000	55,530
	O-TA Precision Industry Co. Ltd.	21,422	51,693
	Pacific Construction Co.	29,000	8,982
	Pacific Hospital Supply Co. Ltd.	16,496	47,434
	Paiho Shih Holdings Corp.	61,066	49,426
	Pan Asia Chemical Corp.	51,120	15,706
	Pan German Universal Motors Ltd.	7,000	66,042
	Pan Jit International, Inc.	111,700	304,927
#	Pan-International Industrial Corp.	165,000	299,733
	Panion & BF Biotech, Inc.	17,000	36,591
	Parade Technologies Ltd.	16,000	352,515
*	Paragon Technologies Co. Ltd.	31,000	21,150
	Parpro Corp.	19,000	32,460
*	PChome Online, Inc.	57,268	64,793
#	PCL Technologies, Inc.	27,379	105,952
	P-Duke Technology Co. Ltd.	23,968	79,426
	Pegatron Corp.	437,000	1,051,329
	Pegavision Corp.	11,684	129,238
	PharmaEngine, Inc.	27,000	62,378
	PharmaEssentia Corp.	45,193	730,136
#*	Phihong Technology Co. Ltd.	91,000	89,968
	Phison Electronics Corp.	40,000	1,379,049
#	Phoenix Silicon International Corp.	42,000	235,063
	Phoenix Tours International, Inc.	12,600	21,158

		Shares	Value»
TAIWAN — (Continued)
*	Phytohealth Corp.	40,000	$18,110
	Pixart Imaging, Inc.	39,000	292,756
	Planet Technology Corp.	14,000	60,186
	Plastron Precision Co. Ltd.	51,126	27,558
	Polytronics Technology Corp.	12,564	18,726
	Posiflex Technology, Inc.	14,000	98,088
	Pou Chen Corp.	513,000	488,116
	Power Wind Health Industry, Inc.	11,968	63,707
*	Powerchip Semiconductor Manufacturing Corp.	884,000	897,335
	Powertech Technology, Inc.	289,000	1,614,398
	Poya International Co. Ltd.	22,576	333,644
	President Chain Store Corp.	80,000	619,518
#	President Securities Corp.	501,217	385,485
	Primax Electronics Ltd.	181,000	487,017
	Prince Housing & Development Corp.	320,000	92,734
*	Princeton Technology Corp.	41,000	19,005
	Pro Hawk Corp.	6,000	29,260
	Promate Electronic Co. Ltd.	68,398	105,365
	Prosperity Dielectrics Co. Ltd.	35,086	66,908
	PSS Co. Ltd.	5,000	24,578
	Qisda Corp.	352,600	354,302
	QST International Corp.	36,609	50,510
	Qualipoly Chemical Corp.	21,000	123,278
	Quang Viet Enterprise Co. Ltd.	18,241	45,776
	Quanta Computer, Inc.	113,000	1,095,900
#	Quanta Storage, Inc.	62,000	213,601
*	Quintain Steel Co. Ltd.	68,209	19,320
	Radiant Opto-Electronics Corp.	159,000	681,099

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Radium Life Tech Co. Ltd.	262,981	$93,926
	Rafael Microelectronics, Inc.	3,821	13,798
#	Raydium Semiconductor Corp.	18,000	142,246
	Realtek Semiconductor Corp.	39,000	651,248
	Rechi Precision Co. Ltd.	106,000	79,481
	Rexon Industrial Corp. Ltd.	39,000	34,931
	Rich Development Co. Ltd.	220,530	60,725
*	Right WAY Industrial Co. Ltd.	42,000	16,855
*	Ritek Corp.	221,084	71,499
	Rodex Fasteners Corp.	13,000	11,913
	Roundtop Machinery Industries Co. Ltd.	28,000	20,698
	Ruby Tech Corp.	13,390	19,631
	Ruentex Development Co. Ltd.	348,888	337,939
	Ruentex Engineering & Construction Co.	31,920	173,626
	Ruentex Industries Ltd.	201,904	352,231
	Run Long Construction Co. Ltd.	90,200	111,345
	Sakura Development Co. Ltd.	74,034	115,646
	Sampo Corp.	104,400	83,482
	San Fang Chemical Industry Co. Ltd.	75,679	76,025
	San Fu Chemical Co. Ltd.	12,000	42,269
	San Lien Technology Corp. Ltd.	6,300	16,894
	San Shing Fastech Corp.	44,000	73,514
	Sanyang Motor Co. Ltd.	164,000	321,794
	Savior Lifetec Corp.	72,074	40,044
	SCI Pharmtech, Inc.	17,901	33,488
	Scientech Corp.	5,000	57,629
	ScinoPharm Taiwan Ltd.	70,000	39,851

		Shares	Value»
TAIWAN — (Continued)
	SciVision Biotech, Inc.	7,000	$20,402
	SDI Corp.	35,000	96,833
	Sea Sonic Electronics Co. Ltd.	14,000	31,312
	Senao International Co. Ltd.	28,000	26,410
	Senao Networks, Inc.	11,630	57,374
	Sensortek Technology Corp.	5,000	30,866
	Sercomm Corp.	85,000	272,415
	Sesoda Corp.	79,104	77,588
	Shanghai Commercial & Savings Bank Ltd.	664,903	855,934
	Sharehope Medicine Co. Ltd.	18,565	14,665
	Sheng Yu Steel Co. Ltd.	40,000	27,543
	ShenMao Technology, Inc.	21,000	68,985
	Shieh Yih Machinery Industry Co. Ltd.	28,000	19,446
	Shih Her Technologies, Inc.	20,393	114,570
*	Shih Wei Navigation Co. Ltd.	165,666	94,270
	Shihlin Electric & Engineering Corp.	64,000	413,663
*	Shihlin Paper Corp.	7,000	12,452
	Shin Hsiung Natural Gas Co. Ltd.	15,118	19,967
	Shin Ruenn Development Co. Ltd.	23,673	44,818
#	Shin Zu Shing Co. Ltd.	54,673	373,260
	Shinfox Energy Co. Ltd.	49,000	96,830
*	Shining Building Business Co. Ltd.	156,632	46,088
	Shinkong Insurance Co. Ltd.	78,000	285,157
#	Shinkong Synthetic Fibers Corp.	548,000	237,524
	Shinkong Textile Co. Ltd.	27,000	49,575
	Shiny Chemical Industrial Co. Ltd.	36,432	172,466
	ShunSin Technology Holding Ltd.	5,000	23,113
*	Shuttle, Inc.	77,000	46,313

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sigurd Microelectronics Corp.	204,226	$690,949
#	Silergy Corp.	49,000	352,545
#	Silicon Integrated Systems Corp.	124,000	222,276
*	Silicon Optronics, Inc.	6,000	11,702
	Simplo Technology Co. Ltd.	34,600	393,862
	Sinbon Electronics Co. Ltd.	60,064	411,664
	Sincere Navigation Corp.	133,900	105,173
	Sinher Technology, Inc.	13,000	10,746
	Sinmag Equipment Corp.	17,420	76,166
	Sino-American Silicon Products, Inc.	197,000	797,163
	Sinon Corp.	180,000	249,683
	SinoPac Financial Holdings Co. Ltd.	2,368,338	1,971,388
	Sinopower Semiconductor, Inc.	7,000	24,440
	Sinphar Pharmaceutical Co. Ltd.	34,405	35,996
	Sinyi Realty, Inc.	80,544	59,315
	Sirtec International Co. Ltd.	42,800	35,045
	Sitronix Technology Corp.	51,000	331,370
	Siward Crystal Technology Co. Ltd.	64,000	46,825
	Sixxon Tech Co. Ltd.	3,000	15,837
	Soft-World International Corp.	21,000	69,573
	Solar Applied Materials Technology Corp.	117,398	225,639
	Solteam, Inc.	11,849	18,572
	Song Shang Electronics Co. Ltd.	19,000	13,239
	Sonix Technology Co. Ltd.	41,000	46,776
	Southeast Cement Co. Ltd.	63,000	33,960
	Speed Tech Corp.	28,000	42,902
	Sporton International, Inc.	23,330	135,658
	Sports Gear Co. Ltd.	12,000	43,725

		Shares	Value»
TAIWAN — (Continued)
	St. Shine Optical Co. Ltd.	14,000	$59,413
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	57,702
	Standard Foods Corp.	107,402	109,595
	Stark Technology, Inc.	19,200	99,618
	S-Tech Corp.	60,104	45,661
*	Sun Yad Construction Co. Ltd.	59,432	30,289
	Sunfun Info Co. Ltd.	39,370	41,879
	Sunjuice Holdings Co. Ltd.	5,256	24,954
*	Sunko INK Co. Ltd.	55,250	21,314
	SunMax Biotechnology Co. Ltd.	11,000	139,456
	Sunny Friend Environmental Technology Co. Ltd.	23,737	63,835
	Sunonwealth Electric Machine Industry Co. Ltd.	76,000	370,955
	Sunplus Innovation Technology, Inc.	6,160	27,072
*	Sunplus Technology Co. Ltd.	183,000	127,672
	Sunrex Technology Corp.	34,561	46,693
	Sunspring Metal Corp.	41,351	29,565
	Superalloy Industrial Co. Ltd.	28,000	43,204
#	Supreme Electronics Co. Ltd.	182,487	390,951
#	Swancor Holding Co. Ltd.	20,000	80,927
	Sweeten Real Estate Development Co. Ltd.	26,449	24,251
	Symtek Automation Asia Co. Ltd.	16,730	85,003
	Syncmold Enterprise Corp.	45,000	100,602
	Synmosa Biopharma Corp.	116,688	127,239
	Synnex Technology International Corp.	300,250	553,533
	Syn-Tech Chem & Pharm Co. Ltd.	8,000	20,061

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Syscom Computer Engineering Co.	18,000	$33,445
	Systex Corp.	54,000	226,941
	T3EX Global Holdings Corp.	35,039	79,429
	TA Chen Stainless Pipe	494,671	589,638
	Ta Ya Electric Wire & Cable	218,337	297,264
	Tah Hsin Industrial Corp.	16,011	33,360
	TA-I Technology Co. Ltd.	34,750	70,539
	Tai Tung Communication Co. Ltd.	28,511	21,071
	Taichung Commercial Bank Co. Ltd.	1,532,735	1,065,556
	TaiDoc Technology Corp.	16,471	65,799
	Taiflex Scientific Co. Ltd.	73,280	161,649
	Taimide Tech, Inc.	34,450	67,453
	Tainan Enterprises Co. Ltd.	37,000	32,663
#	Tainan Spinning Co. Ltd.	377,240	154,418
*	Tainergy Tech Co. Ltd.	16,000	7,653
	Tai-Saw Technology Co. Ltd.	27,000	21,665
	TaiSol Electronics Co. Ltd.	17,000	29,187
	Taisun Enterprise Co. Ltd.	69,000	41,484
	Taita Chemical Co. Ltd.	31,000	11,071
	TAI-TECH Advanced Electronics Co. Ltd.	20,000	97,590
	Taiwan Business Bank	2,205,888	1,098,769
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	57,538
	Taiwan Cogeneration Corp.	139,728	218,986
	Taiwan Cooperative Financial Holding Co. Ltd.	1,477,348	1,141,762
	Taiwan FamilyMart Co. Ltd.	14,000	87,196
	Taiwan Fertilizer Co. Ltd.	231,000	361,098

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Fire & Marine Insurance Co. Ltd.	96,000	$112,423
	Taiwan FU Hsing Industrial Co. Ltd.	40,000	66,790
#*	Taiwan Glass Industry Corp.	400,046	362,967
	Taiwan High Speed Rail Corp.	260,000	231,097
	Taiwan Hon Chuan Enterprise Co. Ltd.	102,149	418,822
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	60,069	61,105
*	Taiwan IC Packaging Corp.	16,000	9,128
††	Taiwan Land Development Corp.	269,666	4,408
	Taiwan Line Tek Electronic	31,390	25,027
#*	Taiwan Mask Corp.	58,000	72,299
	Taiwan Mobile Co. Ltd.	417,000	1,484,043
	Taiwan Navigation Co. Ltd.	88,000	83,175
	Taiwan Optical Platform Co. Ltd.	5,000	12,576
	Taiwan Paiho Ltd.	75,000	139,136
	Taiwan PCB Techvest Co. Ltd.	70,000	80,225
	Taiwan Sakura Corp.	51,200	141,789
	Taiwan Sanyo Electric Co. Ltd.	28,000	32,168
	Taiwan Secom Co. Ltd.	76,000	266,654
#	Taiwan Semiconductor Co. Ltd.	56,000	99,769
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,170,000	56,580,810
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	103,467	31,084,591
	Taiwan Shin Kong Security Co. Ltd.	74,560	98,703
	Taiwan Speciality Chemicals Corp.	6,000	65,844
*	Taiwan Styrene Monomer	119,000	32,601
	Taiwan Surface Mounting Technology Corp.	78,800	280,910

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Taxi Co. Ltd.	11,292	$48,438
*	Taiwan TEA Corp.	263,000	118,759
	Taiwan Union Technology Corp.	72,000	897,734
#*	Taiwan-Asia Semiconductor Corp.	117,889	92,294
	Taiyen Biotech Co. Ltd.	42,000	43,534
#	Tatung Co. Ltd.	325,100	381,054
	TCC Group Holdings Co. Ltd.	1,516,102	1,087,766
	TCI Co. Ltd.	21,256	78,459
	Te Chang Construction Co. Ltd.	29,000	58,326
	Team Group, Inc.	22,000	96,110
#	Teco Electric & Machinery Co. Ltd.	440,000	1,655,951
	Tehmag Foods Corp.	8,560	81,752
	Tera Autotech Corp.	29,187	21,162
	Test Research, Inc.	42,000	212,808
	Test Rite International Co. Ltd.	62,000	40,939
	Thinking Electronic Industrial Co. Ltd.	24,000	146,901
	Thye Ming Industrial Co. Ltd.	44,800	78,845
	Ton Yi Industrial Corp.	273,000	159,332
	Tong Hsing Electronic Industries Ltd.	57,233	232,497
	Tong Yang Industry Co. Ltd.	129,000	404,726
#	Tong-Tai Machine & Tool Co. Ltd.	85,060	89,414
	Top Union Electronics Corp.	25,999	25,341
	Topco Scientific Co. Ltd.	50,288	557,208
	Topco Technologies Corp.	8,000	16,133
	Topkey Corp.	26,000	157,272
#	Topoint Technology Co. Ltd.	65,200	249,381
	Toung Loong Textile Manufacturing	15,840	8,902
	TPK Holding Co. Ltd.	114,000	134,398
	Trade-Van Information Services Co.	11,000	34,359
	Transcend Information, Inc.	57,000	244,117
	Transcom, Inc.	10,648	46,854

		Shares	Value»
TAIWAN — (Continued)
	Tripod Technology Corp.	149,000	$1,647,819
	Trusval Technology Co. Ltd.	7,352	61,615
	TS Financial Holding Co. Ltd.(2887 TT)	4,263,108	2,589,862
*	TS Financial Holding Co. Ltd.(28871 TT)	599,004	179,673
	TSC Auto ID Technology Co. Ltd.	10,680	67,805
#*	TSEC Corp.	149,790	68,212
	TSRC Corp.	181,000	88,117
	Ttet Union Corp.	12,000	56,399
	TTFB Co. Ltd.	5,493	32,667
	TTY Biopharm Co. Ltd.	49,000	126,663
*	Tul Corp.	19,000	46,975
	Tung Ho Steel Enterprise Corp.	248,570	507,095
	Tung Thih Electronic Co. Ltd.	21,736	51,599
	TURVO International Co. Ltd.	10,410	67,849
	TXC Corp.	99,000	285,834
#	TYC Brother Industrial Co. Ltd.	99,000	153,953
*	Tycoons Group Enterprise	100,991	25,823
	Tyntek Corp.	110,000	62,401
	TZE Shin International Co. Ltd.	42,000	20,601
*	U-BEST Innovative Technology Co. Ltd.	32,000	19,147
	UDE Corp.	34,000	116,625
	Ultra Chip, Inc.	19,000	28,049
	U-Ming Marine Transport Corp.	189,000	341,457
	Unic Technology Corp.	28,000	21,086
	Unimicron Technology Corp.	379,000	1,997,534
	Union Bank of Taiwan	705,515	425,115
	Union Insurance Co. Ltd.	11,000	9,591
	Uni-President Enterprises Corp.	854,560	2,183,332
	Unitech Computer Co. Ltd.	14,000	18,909
	Unitech Printed Circuit Board Corp.	208,079	177,190
	United Alloy-Tech Co.	16,000	28,024

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	United Integrated Services Co. Ltd.	47,000	$1,308,233
	United Microelectronics Corp. (2303 TT)	959,000	1,448,308
	United Orthopedic Corp.	24,422	98,730
*	United Renewable Energy Co. Ltd.	389,206	86,359
*††	Unity Opto Technology Co. Ltd.	186,000	0
	Univacco Technology, Inc.	17,000	24,995
	Universal Cement Corp.	213,397	214,754
	Universal Vision Biotechnology Co. Ltd.	15,476	71,927
	UPC Technology Corp.	248,221	81,656
	UPI Semiconductor Corp.	7,000	42,613
	Userjoy Technology Co. Ltd.	10,773	27,057
	USI Corp.	200,204	67,249
	Utechzone Co. Ltd.	15,000	42,264
	UVAT Technology Co. Ltd.	9,000	17,377
	Value Valves Co. Ltd.	10,000	27,231
	Vanguard International Semiconductor Corp.	228,146	714,204
	Ve Wong Corp.	18,000	23,113
	Ventec International Group Co. Ltd.	21,000	61,045
	VIA Labs, Inc.	5,000	13,417
	Via Technologies, Inc.	69,000	117,424
	Viking Tech Corp.	16,000	21,755
	Visco Vision, Inc.	13,000	83,892
#	VisEra Technologies Co. Ltd.	20,000	166,507
	Visual Photonics Epitaxy Co. Ltd.	29,500	131,975
	Vivotek, Inc.	9,000	23,950
	Vizionfocus, Inc.	5,000	29,175
#	Voltronic Power Technology Corp.	15,442	604,953
#*	Wafer Works Corp.	174,248	176,670
	Waffer Technology Corp.	44,789	102,660
	Wah Hong Industrial Corp.	27,000	29,465
	Wah Lee Industrial Corp.	76,500	224,031

		Shares	Value»
TAIWAN — (Continued)
#	Walsin Lihwa Corp.	722,145	$699,472
	Walsin Technology Corp.	105,398	422,903
#	Walton Advanced Engineering, Inc.	127,000	98,757
#	Wan Hai Lines Ltd.	136,500	364,202
*	We&Win Development Co. Ltd.	42,000	15,198
	We&Win Diversification Co. Ltd.	23,000	16,040
	WEI Chih Steel Industrial Co. Ltd.	43,000	22,357
	Wei Chuan Foods Corp.	104,000	50,877
#	Weikeng Industrial Co. Ltd.	134,734	128,482
	Well Shin Technology Co. Ltd.	34,000	58,049
	Welldone Co.	8,000	13,058
	Weltrend Semiconductor	22,000	34,400
	Wholetech System Hitech Ltd.	19,000	74,616
	Win Semiconductors Corp.	103,840	360,973
*	Winbond Electronics Corp.	961,936	1,682,376
	Winmate, Inc.	13,000	69,471
	Winstek Semiconductor Co. Ltd.	28,000	86,855
	WinWay Technology Co. Ltd.	4,000	339,455
#	Wisdom Marine Lines Co. Ltd.	158,236	324,183
	Wiselink Co. Ltd.	26,880	160,986
	Wistron Corp.	448,288	2,172,547
	WITS Corp.	10,329	41,568
	Wiwynn Corp.	22,000	3,102,430
	WNC Corp.	112,796	457,706
	Wonderful Hi-Tech Co. Ltd.	44,357	65,838
	Wowprime Corp.	35,184	246,391
	WPG Holdings Ltd.	425,520	832,220
	WT Microelectronics Co. Ltd.	122,829	569,440
	WUS Printed Circuit Co. Ltd.	70,735	233,103
	XinTec, Inc.	16,000	79,186
	X-Legend Entertainment Co. Ltd.	8,000	25,523

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Xxentria Technology Materials Corp.	60,813	$68,263
	Ya Horng Electronic Co. Ltd.	6,000	11,011
#	Yageo Corp.	237,172	1,908,965
#	Yang Ming Marine Transport Corp.	243,215	453,756
	Yankey Engineering Co. Ltd.	20,725	309,110
	YC INOX Co. Ltd.	127,511	79,654
#	Yea Shin International Development Co. Ltd.	113,440	91,217
	Yem Chio Co. Ltd.	157,014	67,603
	Yen Sun Technology Corp.	11,000	16,484
*	Yeong Guan Energy Technology Group Co. Ltd.	48,096	31,108
	YFC-Boneagle Electric Co. Ltd.	32,321	21,949
	YFY, Inc.	469,000	386,770
	Yi Jinn Industrial Co. Ltd.	97,440	51,633
*	Yieh Phui Enterprise Co. Ltd.	373,536	178,912
	Yonyu Plastics Co. Ltd.	28,000	17,892
	Young Fast Optoelectronics Co. Ltd.	30,000	53,144
*	Young Optics, Inc.	14,000	24,867
	Youngtek Electronics Corp.	30,160	57,641
#	Yuan High-Tech Development Co. Ltd.	6,000	32,912
	Yuanta Financial Holding Co. Ltd.	1,701,906	1,905,529
	Yuanta Futures Co. Ltd.	32,099	93,926
	Yuen Foong Yu Consumer Products Co. Ltd.	26,000	32,459
	Yulon Finance Corp.	96,384	300,996
	Yulon Motor Co. Ltd.	203,536	217,015
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	34,119
#	Yungshin Construction & Development Co. Ltd.	30,000	74,485

		Shares	Value»
TAIWAN — (Continued)
	YungShin Global Holding Corp.	51,800	$94,836
	Yusin Holding Corp.	6,643	14,901
	Zeng Hsing Industrial Co. Ltd.	23,635	70,822
	Zenitron Corp.	78,000	87,538
#	Zero One Technology Co. Ltd.	40,528	150,476
#	Zhen Ding Technology Holding Ltd.	199,400	1,052,934
*	Zig Sheng Industrial Co. Ltd.	168,000	42,150
	ZillTek Technology Corp.	8,000	52,456
*	Zinwell Corp.	121,000	55,523
	Zippy Technology Corp.	45,000	75,660
	Zyxel Group Corp.	94,944	108,058

TOTAL TAIWAN			311,940,954

THAILAND — (0.4%)
	AAPICO Hitech PCL (AH/F TB)	71,300	27,122
*	Absolute Clean Energy PCL	1,035,800	41,964
	Advanced Info Service PCL	69,800	651,913
	Advanced Information Technology PCL, Class F	290,300	43,273
	AEON Thana Sinsap Thailand PCL	29,800	97,229
	After You PCL	82,900	12,768
	Airports of Thailand PCL	115,300	147,089
	Allianz Ayudhya Capital PCL	9,200	9,674
	Amata Corp. PCL	170,200	75,797
	AP Thailand PCL	765,200	204,700
	Asia Plus Group Holdings PCL	679,600	46,659
	Asia Sermkij Leasing PCL	25,333	6,072
	Asian Sea Corp. PCL	80,200	18,106
	Asset World Corp. PCL	915,100	62,261
*	Assetwise PCL	49,300	9,529
	B Grimm Power PCL	75,500	37,826
	Bangchak Corp. PCL	254,700	232,369
	Bangchak Sriracha PCL	168,500	23,241
	Bangkok Airways PCL	161,600	64,970

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Bangkok Bank PCL (BBLF TB)	126,100	$623,968
	Bangkok Chain Hospital PCL	173,900	60,772
#	Bangkok Commercial Asset Management PCL	379,600	79,242
	Bangkok Dusit Medical Services PCL, Class F	618,200	361,342
#	Bangkok Expressway & Metro PCL	783,640	124,810
	Bangkok Land PCL	3,710,800	57,381
	Bangkok Life Assurance PCL, NVDR	92,300	51,381
	Banpu PCL	1,931,033	301,584
	Banpu Power PCL	99,800	39,506
	BCPG PCL	240,000	61,234
	BEC World PCL	309,452	18,662
#	Berli Jucker PCL	152,850	86,506
	Betagro PCL	183,500	90,799
	BKI Holdings PCL	15,100	142,898
*	BTS Group Holdings PCL	2,235,200	203,231
	Bumrungrad Hospital PCL	53,300	283,519
	Cal-Comp Electronics Thailand PCL, Class F	656,343	123,819
	Carabao Group PCL	45,100	62,765
	Central Pattana PCL	125,900	209,282
	Central Plaza Hotel PCL	77,700	77,496
	Central Retail Corp. PCL	177,375	112,454
	CH Karnchang PCL	232,300	109,918
	Charoen Pokphand Foods PCL	361,277	235,749
	Chularat Hospital PCL	1,069,900	51,948
	CK Power PCL	429,400	33,996
	Com7 PCL	208,300	161,048
	Cotto F	312,000	1,833
	CP ALL PCL	144,800	205,994
	CP Axtra PCL	144,328	87,485
	Delta Electronics Thailand PCL	145,300	975,107
	Dhipaya Group Holdings PCL	151,100	101,870
	Don Muang Tollway PCL	33,300	10,607
	Dynasty Ceramic PCL	989,220	40,383

		Shares	Value»
THAILAND — (Continued)
	Eastern Polymer Group PCL	259,000	$22,428
	Electricity Generating PCL	26,100	99,283
#*	Energy Absolute PCL	1,237,100	117,072
#	Erawan Group PCL	614,700	44,864
	Exotic Food PCL	42,200	19,837
#*	Forth Corp. PCL	108,900	23,238
	Frasers Property Thailand PCL	25,000	4,948
	GFPT PCL	118,400	37,715
	Global Green Chemicals PCL	9,500	1,046
	Global Power Synergy PCL	90,531	116,191
*	Gulf Development PCL	99,189	135,739
	Gunkul Engineering PCL	948,800	60,446
	Haad Thip PCL	60,800	28,393
	Hana Microelectronics PCL	181,800	130,439
	Heng Leasing & Capital PCL	169,400	5,291
	Home Product Center PCL	658,020	133,293
#	Ichitan Group PCL	156,400	59,493
	Index Livingmall PCL	63,600	28,127
#	Indorama Ventures PCL	169,601	100,182
#	IRPC PCL	3,488,500	124,069
	IT City PCL	21,800	2,360
	I-TAIL Corp. PCL	61,200	32,554
*	Italian-Thai Development PCL	1,448,300	14,781
#*	Jasmine Technology Solution PCL	12,300	9,700
	Jaymart Group Holdings PCL	187,100	45,133
	JMT Network Services PCL	105,180	31,715
	Karmarts PCL	394,800	100,119
	Kasikornbank PCL (KBANKF TB)	27,800	160,343
	KGI Securities Thailand PCL	416,900	50,541
#	Khon Kaen Sugar Industry PCL	625,296	26,687
	Kiatnakin Phatra Bank PCL	73,700	149,862
	Klinique Medical Clinic PCL	25,300	19,952
	Krung Thai Bank PCL	446,600	376,368
	Krungthai Card PCL	205,500	181,127

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Lalin Property PCL	23,700	$3,665
	Land & Houses PCL (LHF TB)	932,100	112,423
	LH Financial Group PCL	1,555,400	37,520
	Loxley PCL	909,200	42,458
	LPN Development PCL	565,100	28,661
	Major Cineplex Group PCL	140,100	30,763
	MBK PCL	241,112	123,035
	MC Group PCL	93,300	32,317
	MCS Steel PCL	101,800	25,816
	Mega Lifesciences PCL	117,700	107,381
	Minor International PCL	363,046	258,236
	MK Restaurants Group PCL	33,100	33,525
*	Mono Next PCL	199,600	7,346
	Moshi Moshi Retail Corp. PLC	9,100	9,639
#	Muangthai Capital PCL	103,400	129,510
	Netbay PCL	27,100	17,181
	Noble Development PCL	285,199	18,875
	Nonthavej Hospital PCL	10,100	7,621
	Northeast Rubber PCL	455,400	58,589
	NSL Foods PCL	14,900	11,981
	Osotspa PCL	187,800	91,185
	Plan B Media PCL	438,564	56,694
	Polyplex Thailand PCL	171,000	49,975
	Praram 9 Hospital PCL	51,200	34,360
#	Precious Shipping PCL	252,100	52,237
	Prima Marine PCL	355,600	70,933
*	Property Perfect PCL	2,100,385	4,547
	Pruksa Holding PCL	247,300	28,451
	PTG Energy PCL	254,200	62,892
	PTT Exploration & Production PCL	219,900	727,673
	PTT Global Chemical PCL	208,800	163,049
#	PTT Oil & Retail Business PCL	237,200	107,835
	PTT PCL	1,101,400	1,047,412
#	Quality Houses PCL	1,812,132	73,976
*	Rabbit Holdings PCL, Class F	2,875,634	26,680

		Shares	Value»
THAILAND — (Continued)
	Rajthanee Hospital PCL	75,000	$29,921
#	Ratch Group PCL	94,600	81,186
	Ratchaphruek Hospital PCL	70,600	10,786
	Ratchthani Leasing PCL	573,610	28,383
#	Regional Container Lines PCL	140,400	111,808
#	Rojana Industrial Park PCL	322,357	44,662
	S Hotels & Resorts PCL	530,400	25,097
	Sabina PCL	43,885	21,037
	Saha Pathana Inter-Holding PCL	28,350	39,673
	Saha Pathanapibul PCL	6,200	11,025
	Sahamitr Pressure Container PCL	69,300	18,967
	Saha-Union PCL	22,400	19,743
	Saksiam Leasing PCL	176,300	19,628
	Samart Corp. PCL	126,000	23,380
	Sansiri PCL	3,973,900	172,057
#	Sappe PCL	33,800	37,892
	SC Asset Corp. PCL	852,625	44,826
	SCB X PCL	51,200	207,429
	SCG Packaging PCL	164,800	92,759
#	SCGJWD Logistics PCL	77,700	19,945
	Sermsang Power Corp. Co. Ltd.	81,457	8,666
	Siam Cement PCL	65,500	413,236
	Siam Wellness Group PCL	183,000	16,526
	Siamgas & Petrochemicals PCL	221,200	43,782
	Sikarin PCL, Class F	149,100	35,736
*	Singer Thailand PCL	51,800	9,292
#	SISB PCL	63,800	23,283
*	SKY ICT PCL	34,300	13,047
	Somboon Advance Technology PCL	74,100	30,020
	SPCG PCL	175,825	45,132
	Sri Trang Agro-Industry PCL	237,340	87,346
#	Sri Trang Gloves Thailand PCL	239,500	49,626
#	Srinanaporn Marketing PCL	125,200	30,395
	Srisawad Capital 1969 PCL, Class F	213,486	7,329

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Srisawad Corp. PCL	165,234	$144,359
	Star Petroleum Refining PCL	159,513	23,679
*	STP & I PCL	320,320	35,861
	Supalai PCL	303,900	160,714
*	Super Energy Corp. PCL	5,584,020	22,450
	SVI PCL	101,500	19,462
	TAC Consumer PCL	98,800	14,666
#	Taokaenoi Food & Marketing PCL, Class F	197,000	29,731
	Thai Life Insurance PCL	153,300	48,832
	Thai Oil PCL	241,284	266,767
	Thai Stanley Electric PCL (STANLY/F TB), Class F	8,800	52,661
	Thai Union Group PCL	481,800	195,193
	Thai Vegetable Oil PCL	55,450	41,500
*	Thaicom PCL	188,200	55,584
	Thaifoods Group PCL	489,900	68,785
	Thanachart Capital PCL	89,100	140,532
#	Thoresen Thai Agencies PCL	466,500	63,479
	TIDLOR Holdings PCL	234,268	152,146
	Tipco Asphalt PCL (TASCO/F TB)	132,881	57,122
	TIPCO Foods PCL	96,200	23,206
	Tisco Financial Group PCL (TISCO/F TB)	37,100	123,342
	TKS Technologies PCL	86,100	14,911
	TMBThanachart Bank PCL	2,544,149	145,560
	TOA Paint Thailand PCL	134,000	53,459
#	TPI Polene PCL	2,035,300	45,320
	TPI Polene Power PCL	801,627	51,070
	TQM Alpha PCL	74,800	28,453
	Triple i Logistics PCL	38,800	5,568
*	True Corp. PCL, NVDR	154,200	53,888
*	True Corp. PCL	709,593	250,174
	TTW PCL	154,200	43,158
	Union Auction PCL	164,600	29,016
	United Paper PCL	73,700	17,550
	Univanich Palm Oil PCL	213,600	78,610

		Shares	Value»
THAILAND — (Continued)
	VGI PCL	1,934,100	$74,768
	WHA Corp. PCL	950,700	95,849
	WHA Utilities & Power PCL	205,600	25,942
#*	Xspring Capital PCL	1,577,100	23,411

TOTAL THAILAND			17,839,326

TURKEY — (0.2%)
*	Adese Alisveris Merkezleri Ticaret AS	804,920	69,771
	Akbank TAS	431,233	622,650
	Akcansa Cimento AS	2,348	7,445
*	Akfen Yenilenebilir Enerji AS	65,183	26,683
	Aksa Akrilik Kimya Sanayii AS	254,208	74,900
*	Aksa Enerji Uretim AS	23,194	28,656
*	Aksigorta AS	75,104	12,477
#	Alarko Holding AS	38,338	73,415
	Albaraka Turk Katilim Bankasi AS	411,937	80,465
*	Alkim Alkali Kimya AS	53,714	24,764
	Anadolu Anonim Turk Sigorta Sirketi	215,958	118,990
	Anadolu Efes Biracilik Ve Malt Sanayii AS	132,370	45,696
	Anadolu Hayat Emeklilik AS	26,264	64,421
#*	Arcelik AS	4,722	12,405
*	ARD Grup Bilisim Teknolojileri AS	21,045	14,541
	Aselsan Elektronik Sanayi Ve Ticaret AS	20,836	100,733
	Aygaz AS	9,782	45,915
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	11,243	11,170
*	Bera Holding AS	237,186	103,509
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	68,123	22,722
	BIM Birlesik Magazalar AS	9,443	120,927
*	Biotrend Cevre VE Enerji Yatirimlari AS	18,642	10,360
	Borusan Yatirim ve Pazarlama AS	421	24,477

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	$7,245
	Bursa Cimento Fabrikasi AS	47,810	7,349
*	Can2 Termik AS	1,169,850	67,276
	Celebi Hava Servisi AS	350	12,964
*	Cemas Dokum Sanayi AS	130,707	17,334
	Coca-Cola Icecek AS	66,132	80,841
*	Deva Holding AS	11,911	20,045
#	Dogan Sirketler Grubu Holding AS	492,406	199,943
	Dogu Aras Enerji Yatirimlari AS	8,299	11,132
	Dogus Otomotiv Servis ve Ticaret AS	2,591	11,107
	Eczacibasi Yatirim Holding Ortakligi AS	2,051	14,199
	EGE Endustri VE Ticaret AS	118	22,931
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	88,912
Ω	Enerjisa Enerji AS	30,781	60,343
	Enka Insaat ve Sanayi AS	92,855	171,297
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,914	8,849
	Eregli Demir ve Celik Fabrikalari TAS	162,654	106,193
*	Europen Endustri Insaat Sanayi VE Ticaret AS	70,490	14,813
	Ford Otomotiv Sanayi AS	16,380	38,621
	Global Yatirim Holding AS	360,837	100,150
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	28,243
*	GSD Holding AS	65,759	7,588
#*	Hektas Ticaret TAS	428,472	36,333
*	Info Yatirim AS	253,446	31,704
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	24,192	44,770

		Shares	Value»
TURKEY — (Continued)
*	Is Finansal Kiralama AS	84,577	$38,708
	Is Yatirim Menkul Degerler AS	123,776	129,319
*	Izdemir Enerji Elektrik Uretim AS	102,615	23,499
	Jantsa Jant Sanayi Ve Ticaret AS	14,466	7,308
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	14,044	11,521
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	74,761	51,078
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	198,891	129,395
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	361,746	26,889
*	Kayseri Seker Fabrikasi AS	43,359	18,682
	KOC Holding AS	38,439	156,538
	Kocaer Celik Sanayi Ve Ticaret AS	27,412	8,989
*	Konya Cimento Sanayii AS	70	8,544
*	Kordsa Teknik Tekstil AS	17,841	23,723
*	Koza Anadolu Metal Madencilik Isletmeleri AS	19,377	41,638
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	22,284	8,902
*	Margun Enerji Uretim Sanayi VE Ticaret AS	42,925	30,199
*	Marmara Holding AS	2	0
#Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	138,112	132,252
#*	MIA Teknoloji AS	19,115	16,922
#	Migros Ticaret AS	4,758	51,249
*Ω	MLP Saglik Hizmetleri AS	14,122	112,849
*	Mogan Enerji Yatirim Holding AS	49,813	11,307

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Naturelgaz Sanayi ve Ticaret AS	68,195	$18,138
*	NET Holding AS	46,404	54,930
	Nuh Cimento Sanayi AS	7,299	42,319
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	322,746	45,227
*	Orge Enerji Elektrik Taahhut AS	5,154	8,464
#	Oyak Cimento Fabrikalari AS	68,721	34,665
*	Oyak Yatirim Menkul Degerler AS	9,615	12,399
#*	Pegasus Hava Tasimaciligi AS	60,775	303,023
#*	Petkim Petrokimya Holding AS	190,463	77,669
*	Politeknik Metal Sanayi ve Ticaret AS	48	9,792
*	Ral Yatirim Holding AS	7,326	34,529
*	Reysas Tasimacilik ve Lojistik Ticaret AS	42,672	15,101
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	124,252	45,190
#*	Sasa Polyester Sanayi AS	1,002,789	73,167
	Sekerbank Turk AS	297,514	56,604
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	30,439	56,292
	Sok Marketler Ticaret AS	19,480	20,474
	Suwen Tekstil Sanayi Pazarlama AS	29,210	8,179
*	TAV Havalimanlari Holding AS	32,109	201,814
*	Tekfen Holding AS	37,794	75,639
	Tofas Turk Otomobil Fabrikasi AS	16,778	105,210
*	Tukas Gida Sanayi ve Ticaret AS	789,727	53,704
*	Tumosan Motor ve Traktor Sanayi AS	5,955	15,505
	Turcas Holding AS	30,140	27,215
#*	Turk Altin Isletmeleri AS	30,310	19,331
	Turk Hava Yollari AO	66,244	458,717

		Shares	Value»
TURKEY — (Continued)
*	Turk Telekomunikasyon AS	144,238	$174,859
	Turk Traktor ve Ziraat Makineleri AS	510	6,634
	Turkcell Iletisim Hizmetleri AS	164,166	388,687
#	Turkiye Garanti Bankasi AS	48,988	156,463
	Turkiye Is Bankasi AS, Class C	1,033,406	310,180
	Turkiye Petrol Rafinerileri AS	49,699	233,289
	Turkiye Sigorta AS	250,044	73,403
*	Turkiye Sinai Kalkinma Bankasi AS	175,735	53,768
#	Turkiye Sise ve Cam Fabrikalari AS	216,994	189,437
#*	Turkiye Vakiflar Bankasi TAO, Class D	70,573	40,953
#	Ulker Biskuvi Sanayi AS	24,539	62,961
*	Vakif Finansal Kiralama AS	550,567	25,705
#*	Vestel Elektronik Sanayi ve Ticaret AS	6,264	4,960
*	Yapi ve Kredi Bankasi AS	513,411	409,572
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	54,956
*	Yayla Agro Gida Sanayi VE Nakliyat AS	74,663	19,513
*	Zorlu Enerji Elektrik Uretim AS	733,335	58,367

TOTAL TURKEY			8,103,789

UNITED ARAB EMIRATES — (0.5%)
	Abu Dhabi Commercial Bank PJSC	414,384	1,625,752
	Abu Dhabi Islamic Bank PJSC	266,505	1,531,372
	Abu Dhabi National Hotels	1,807,881	219,395
	Abu Dhabi National Insurance Co. PSC	33,078	65,907

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Oil Co. for Distribution PJSC	549,225	$536,769
*	Abu Dhabi Ports Co. PJSC	329,162	410,957
	Abu Dhabi Ship Building Co. PJSC	20,468	40,091
	ADNOC Drilling Co. PJSC	358,586	544,781
	ADNOC Logistics & Services	307,873	480,919
	Agility Global PLC	1,216,270	360,826
	Agthia Group PJSC	110,163	116,022
	Air Arabia PJSC	766,156	812,959
	Ajman Bank PJSC	379,369	150,804
*	AL Seer Marine Supplies & Equipment Co. LLC	98,062	79,321
	Aldar Properties PJSC	150,742	369,335
	Alpha Dhabi Holding PJSC	48,424	131,994
	Amanat Holdings PJSC	473,891	148,320
	Americana Restaurants International PLC - Foreign Co.	813,136	462,830
*	Amlak Finance PJSC	227,884	107,355
*††	Arabtec Holding PJSC	67,000	0
*	Bank of Sharjah	326,628	114,775
	Burjeel Holdings PLC	251,746	95,993
	Dana Gas PJSC	1,875,286	422,773
	Deyaar Development PJSC	530,218	148,901
	Dubai Electricity & Water Authority PJSC	226,252	171,175
	Dubai Financial Market PJSC	621,117	260,667
	Dubai Investments PJSC	868,434	785,304
	Dubai Islamic Bank PJSC	582,309	1,506,326
	E7 Group PJSC	75,521	22,195
	Emaar Development PJSC	383,148	1,556,370
	Emaar Properties PJSC	823,834	3,187,944
	Emirates Central Cooling Systems Corp.	704,662	303,089

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emirates Driving Co.	104,206	$89,930
	Emirates Integrated Telecommunications Co. PJSC	208,587	536,391
	Emirates NBD Bank PJSC	370,341	2,833,805
*	Emirates Reem Investments PJSC	18,399	14,316
	Emirates Telecommunications Group Co. PJSC	194,546	1,027,160
*	EMSTEEL Building Materials PJSC	609,028	195,498
*	Eshraq Investments PJSC	295,666	34,829
	Fertiglobe PLC	229,770	156,377
	First Abu Dhabi Bank PJSC	309,323	1,468,358
*	Ghitha Holding PJSC	14,099	90,037
*	Gulf Navigation Holding PJSC	41,242	102,392
*	Gulf Pharmaceutical Industries PSC	41,429	13,854
*	Manazel PJSC	560,892	45,792
*	Modon Holding PSC	418,542	415,840
*	Multiply Group PJSC	754,878	613,358
	National Bank of Ras Al-Khaimah PSC	17,241	36,367
	National Central Cooling Co. PJSC	140,605	115,577
*	National Corp. for Tourism & Hotels	86,901	43,510
	NMDC Group PJSC	28,082	182,826
*	Presight AI Holding PLC	79,113	77,722
	Pure Health Holding PJSC	13,677	10,467
*	RAK Properties PJSC	448,701	172,392
	Ras Al Khaimah Ceramics PJSC	182,772	127,897
	Salik Co. PJSC	319,949	520,856
	Sharjah Islamic Bank	317,388	254,925
*	Shuaa Capital PSC	164,892	9,551
	Taaleem Holdings PJSC	29,415	34,728
	TECOM Group PJSC	136,542	121,168
*	Union Properties PJSC	643,307	141,048

TOTAL UNITED ARAB EMIRATES			26,258,192

UNITED KINGDOM — (7.7%)
	3i Group PLC	69,520	4,023,163

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	4imprint Group PLC	6,340	$277,646
	Aberdeen Group PLC	554,473	1,478,798
*	Accesso Technology Group PLC	3,932	18,322
	Admiral Group PLC	36,517	1,572,320
	Advanced Medical Solutions Group PLC	38,462	108,666
*	Afentra PLC	17,007	10,168
	AG Barr PLC	27,400	240,838
Ω	Airtel Africa PLC	262,435	954,391
	AJ Bell PLC	107,407	758,270
Ω	Alfa Financial Software Holdings PLC	42,001	125,112
	Anglo American PLC	100,611	3,806,378
	Anglo-Eastern Plantations PLC	7,046	129,611
	Antofagasta PLC	26,624	977,164
*	AO World PLC	78,261	109,448
	Ashmore Group PLC	87,325	215,589
	Ashtead Group PLC	59,713	3,988,516
#	Ashtead Technology Holdings PLC	15,209	65,460
#*	ASOS PLC	16,329	54,647
	Associated British Foods PLC	38,722	1,168,496
#*Ω	Aston Martin Lagonda Global Holdings PLC	39,203	32,456
	AstraZeneca PLC (AZN LN)	47,070	7,764,127
	AstraZeneca PLC (AZN US), Sponsored ADR	92,295	7,605,108
	Atalaya Mining Copper SA	40,111	360,769
*	Auction Technology Group PLC	19,370	78,663
Ω	Auto Trader Group PLC	163,366	1,675,985
	Aviva PLC	386,395	3,396,137
	Avon Technologies PLC	4,262	107,385
	B&M European Value Retail SA	247,748	584,984
	Babcock International Group PLC	167,748	2,678,772
	BAE Systems PLC	101,491	2,500,075
Ω	Bakkavor Group PLC	69,648	202,991
	Balfour Beatty PLC	131,888	1,165,636
	Barclays PLC (BARC LN)	1,157,795	6,209,973
	Barratt Redrow PLC	387,669	1,918,372

		Shares	Value»
UNITED KINGDOM — (Continued)
	Beazley PLC	239,062	$2,924,634
	Begbies Traynor Group PLC	13,528	19,907
	Bellway PLC	42,909	1,480,917
	Berkeley Group Holdings PLC	24,000	1,271,390
	Bloomsbury Publishing PLC	23,687	155,424
	Bodycote PLC	38,757	314,228
#*	boohoo Group PLC	178,266	28,100
	BP PLC (BP LN)	266,095	1,558,999
	BP PLC (BP US), Sponsored ADR	242,656	8,524,505
	Braemar PLC	11,607	35,899
	Breedon Group PLC	98,460	445,703
Ω	Bridgepoint Group PLC	42,049	166,533
	British American Tobacco PLC (BATS LN)	128,683	6,590,563
#	Brooks Macdonald Group PLC	3,134	71,831
	BT Group PLC	1,786,031	4,358,939
	Bunzl PLC	25,453	773,713
*	Burberry Group PLC	91,685	1,492,417
	Burford Capital Ltd.	58,258	572,312
	Bytes Technology Group PLC (BYI SJ)	15,371	75,499
	Bytes Technology Group PLC (BYIT LN)	48,124	234,532
	C&C Group PLC	92,034	165,352
*	Canal & SA	217,604	685,118
*	Capita PLC	9,263	38,188
	Capital Ltd.	80,305	126,580
*	Capricorn Energy PLC	30,070	78,991
	Card Factory PLC	107,748	146,433
*	Carnival PLC (CCL LN)	4,905	127,431
*	Carnival PLC (CUK US), ADR	14,523	377,743
	Castings PLC	1,541	4,932
	Central Asia Metals PLC	52,061	108,882
	Centrica PLC	1,621,757	3,822,158
	Chemring Group PLC	38,755	292,145
	Chesnara PLC	78,748	284,557
	Clarkson PLC	5,180	246,900
*	Close Brothers Group PLC	42,193	232,742
Ω	CMC Markets PLC	32,124	90,888
	Coats Group PLC	473,049	508,361

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Coca-Cola HBC AG	19,150	$868,990
	Cohort PLC	4,887	86,314
	Compass Group PLC	102,564	3,394,839
	Computacenter PLC	24,868	937,085
	Conduit Holdings Ltd.	20,557	91,556
Ω	Convatec Group PLC	173,830	558,269
	Costain Group PLC	42,578	85,865
	Cranswick PLC	13,296	862,574
	Crest Nicholson Holdings PLC	94,626	205,730
	Croda International PLC	5,514	209,325
	Currys PLC	527,609	973,864
	CVS Group PLC	19,645	320,473
	DCC PLC	21,273	1,401,444
*	DFS Furniture PLC	73,635	154,156
#	Diageo PLC (DEO US), Sponsored ADR	32,065	2,952,866
	Diageo PLC (DGE LN)	5,632	129,546
	Diploma PLC	10,829	798,888
	DiscoverIE Group PLC	19,238	147,133
	Diversified Energy Co. PLC (DEC LN)	8,438	106,487
	Diversified Energy Co. PLC (DEC US)	8,765	110,877
	Domino’s Pizza Group PLC	67,689	173,110
	dotdigital group PLC	47,751	42,705
	Dowlais Group PLC	425,460	462,209
	Dr. Martens PLC	27,901	33,374
	Drax Group PLC	135,304	1,282,368
	Dunelm Group PLC	43,470	638,431
	easyJet PLC	69,018	439,424
	Ecora Resources PLC	64,586	81,494
*	EKF Diagnostics Holdings PLC	10,269	3,560
	Elementis PLC	134,303	290,305
#	Energean PLC	56,583	717,114
	EnQuest PLC	672,112	107,442
	Entain PLC	71,416	743,852
	Essentra PLC	44,343	56,713
	Experian PLC	95,845	4,470,705
	FDM Group Holdings PLC	30,143	47,634
	Firstgroup PLC	307,314	848,911
	Foresight Group Holdings Ltd.	22,346	133,963
Ω	Forterra PLC	47,338	113,280
	Foxtons Group PLC	89,171	64,448
*	Frasers Group PLC	33,822	324,686
	Fresnillo PLC	57,209	1,672,972

		Shares	Value»
UNITED KINGDOM — (Continued)
	Fuller Smith & Turner PLC, Class A	12,999	$105,237
*Ω	Funding Circle Holdings PLC	61,038	106,117
	Future PLC	19,968	161,010
	Galliford Try Holdings PLC	20,826	142,144
	Games Workshop Group PLC	10,708	2,242,343
*	Gaming Realms PLC	58,159	31,454
	Gamma Communications PLC	17,469	228,064
	GB Group PLC	77,440	239,713
*	Genel Energy PLC	63,993	54,008
	Genuit Group PLC	71,508	347,668
*	Georgia Capital PLC	14,057	478,366
	Glencore PLC	617,938	2,960,272
	Gooch & Housego PLC	9,024	68,272
	Goodwin PLC	208	59,361
††	Gracell Biotechnologies, Inc., ADR	16,505	1,816
	Grafton Group PLC, CDI	62,669	783,650
	Grainger PLC	212,225	522,893
	Greencore Group PLC	149,296	467,681
	Greggs PLC	33,778	715,935
*	Griffin Mining Ltd.	14,013	35,035
	GSK PLC (GSK LN)	147,543	3,454,498
#	GSK PLC (GSK US), Sponsored ADR	96,091	4,502,824
	Gulf Keystone Petroleum Ltd.	100,579	239,422
*	Gulf Marine Services PLC	49,766	10,995
*Ω	Gym Group PLC	57,835	105,717
	Haleon PLC (HLN LN)	629,943	2,929,379
#	Haleon PLC (HLN US), ADR	7,340	68,042
	Halfords Group PLC	69,518	136,570
	Halma PLC	17,692	824,419
	Harbour Energy PLC	114,485	338,874
	Hargreaves Services PLC	7,815	67,393
	Harworth Group PLC	43,255	93,200
	Hays PLC	206,230	160,145
*	Headlam Group PLC	18,512	12,492
	Helical PLC	54,773	150,115
*	Helios Towers PLC	168,720	331,793
	Henry Boot PLC	27,912	81,176

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Hikma Pharmaceuticals PLC	32,924	$796,415
	Hill & Smith PLC	21,306	602,895
	Hilton Food Group PLC	27,145	229,551
	Hiscox Ltd.	106,599	1,927,126
	Hochschild Mining PLC	136,754	594,467
	Hollywood Bowl Group PLC	52,541	186,147
Ω	Hostelworld Group PLC	15,138	25,275
	Howden Joinery Group PLC	194,268	2,206,469
	HSBC Holdings PLC (HSBA LN)	462,320	6,472,222
	HSBC Holdings PLC (HSBC US), Sponsored ADR	138,463	9,702,102
	Hunting PLC	41,308	185,504
Ω	Ibstock PLC	77,283	138,834
	ICG PLC	30,676	779,278
	IDOX PLC	32,237	29,889
	IG Group Holdings PLC	122,833	1,797,977
	IMI PLC	98,926	3,110,132
	Impax Asset Management Group PLC	20,782	52,094
	Imperial Brands PLC	120,963	4,806,379
	Inchcape PLC	126,742	1,271,837
*	Indivior PLC	14,579	428,179
	Informa PLC	181,115	2,306,191
	IntegraFin Holdings PLC	41,800	199,074
	InterContinental Hotels Group PLC (IHG LN)	2,901	349,914
#	InterContinental Hotels Group PLC (IHG US), ADR	13,252	1,609,638
	International Personal Finance PLC	72,517	194,859
	International Workplace Group PLC	165,973	493,953
	Intertek Group PLC	31,337	2,087,296
	Investec PLC	171,771	1,293,373
*	IP Group PLC	287,905	228,800
#*	IQE PLC	250,080	18,887
#*	ITM Power PLC	11,679	12,134
	ITV PLC	801,546	733,700

		Shares	Value»
UNITED KINGDOM — (Continued)
	J D Wetherspoon PLC	29,560	$250,781
	J Sainsbury PLC	505,272	2,268,614
*	James Fisher & Sons PLC	13,516	70,636
	James Halstead PLC	47,018	86,229
	JD Sports Fashion PLC	628,814	770,539
	JET2 PLC	20,824	363,647
*	John Wood Group PLC	194,931	47,221
	Johnson Matthey PLC	49,163	1,376,873
	Johnson Service Group PLC	113,318	201,791
	Jupiter Fund Management PLC	111,514	223,227
	Just Group PLC	331,163	924,467
	Kainos Group PLC	19,826	246,017
	Keller Group PLC	53,847	1,123,243
	Kier Group PLC	140,860	400,810
	Kingfisher PLC	526,024	2,133,332
	Kitwave Group PLC	9,363	26,429
	Knights Group Holdings PLC	8,396	18,564
	Lancashire Holdings Ltd.	80,373	705,773
	Legal & General Group PLC	531,976	1,662,381
	Lion Finance Group PLC	18,144	1,910,087
	Liontrust Asset Management PLC	10,740	43,869
	Lloyds Banking Group PLC (LLOY LN)	4,967,542	5,824,381
	London Investment Group PLC	2,223	10,972
	London Stock Exchange Group PLC	7,836	976,571
	LSL Property Services PLC	21,252	71,256
Ω	Luceco PLC	17,334	30,041
	M&C Saatchi PLC	26,191	46,870
	M&G PLC	546,606	1,892,441
	Macfarlane Group PLC	47,125	43,112
	Man Group PLC	203,961	563,506
	Marks & Spencer Group PLC	691,332	3,612,773
	Marshalls PLC	64,748	143,624
*	Marston’s PLC	259,927	156,462
	McBride PLC	53,087	81,819

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Me Group International PLC	106,144	$262,716
	Mears Group PLC	43,229	201,489
	Melrose Industries PLC	145,360	1,197,482
*	Metro Bank Holdings PLC	54,271	83,522
#	Midwich Group PLC	19,506	44,104
*	Mitchells & Butlers PLC	102,151	326,661
	Mitie Group PLC	362,970	785,091
	MJ Gleeson PLC	17,134	83,083
	Mondi PLC	73,304	819,384
	MONY Group PLC	164,054	418,383
	Moonpig Group PLC	65,807	185,468
	Morgan Advanced Materials PLC	70,617	189,375
	Morgan Sindall Group PLC	10,550	644,602
	Mortgage Advice Bureau Holdings Ltd.	4,769	43,720
	MP Evans Group PLC	12,136	215,287
	National Grid PLC (NG LN)	79,704	1,195,090
#	National Grid PLC (NGG US), Sponsored ADR	24,205	1,821,426
	NatWest Group PLC (NWG LN)	518,694	3,993,172
	NatWest Group PLC (NWG US), Sponsored ADR	105,299	1,628,983
	NCC Group PLC	69,878	137,441
	Next 15 Group PLC	24,898	135,251
	Next PLC	15,976	3,001,731
	Ninety One PLC	124,236	377,655
	Norcros PLC	29,191	115,025
*	Ocado Group PLC	132,016	380,212
Ω	On the Beach Group PLC	31,548	88,126
	OSB Group PLC	134,233	951,439
	Oxford Instruments PLC	14,863	368,761
	Pagegroup PLC	91,355	283,562
	Pan African Resources PLC	656,500	721,351
*	Pantheon Resources PLC	181,723	66,818
	Paragon Banking Group PLC	78,554	856,740
	PayPoint PLC	12,008	109,921

		Shares	Value»
UNITED KINGDOM — (Continued)
	Pearson PLC (PSO US), Sponsored ADR	70,351	$978,582
	Pearson PLC (PSON LN)	10,386	144,552
	Pennon Group PLC	93,971	640,422
	Persimmon PLC	80,849	1,284,942
	Pets at Home Group PLC	130,203	366,772
	Pharos Energy PLC	34,521	9,347
	Phoenix Group Holdings PLC	31,503	279,080
*	Phoenix Spree Deutschland Ltd.	14,613	31,990
*	Pinewood Technologies Group PLC	21,720	105,121
	Playtech PLC	56,782	196,526
	Plus500 Ltd.	34,070	1,417,634
	Polar Capital Holdings PLC	26,008	196,065
	Pollen Street Group Ltd.	3,987	46,415
	Porvair PLC	4,392	44,252
	PPHE Hotel Group Ltd.	4,166	78,331
	Premier Foods PLC	262,916	630,617
	Prudential PLC (PRU LN)	101,805	1,415,912
#	Prudential PLC (PUK US), ADR	43,085	1,200,348
*	PureTech Health PLC (PRTC LN)	45,748	79,443
	PZ Cussons PLC	37,864	36,846
	QinetiQ Group PLC	120,356	760,009
Ω	Quilter PLC	325,919	778,150
	Rank Group PLC	55,941	87,222
	Rathbones Group PLC	11,268	264,116
*††	Raven Property Group Ltd.	39,205	0
	Reach PLC	142,418	110,573
	Reckitt Benckiser Group PLC	82,259	6,291,912
	Record PLC	26,759	21,080
	Redcentric PLC	1,875	2,954
	RELX PLC (REL LN)	38,132	1,685,296
	RELX PLC (RELX US), Sponsored ADR	40,644	1,798,072
	RELX PLC (REN NA)	48,598	2,140,434
	Renew Holdings PLC	14,848	180,827
	Rentokil Initial PLC	290,094	1,619,144

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Rentokil Initial PLC, Sponsored ADR	2,969	$82,598
	RHI Magnesita NV	6,366	175,669
	Rightmove PLC	235,871	2,071,054
	Rio Tinto PLC (RIO LN)	2,919	210,431
	Rio Tinto PLC (RIO US), Sponsored ADR	90,368	6,483,000
	Robert Walters PLC	14,202	28,114
*	Rockhopper Exploration PLC	200,148	216,377
	Rolls-Royce Holdings PLC	561,583	8,642,085
	Rotork PLC	200,906	904,450
	RS Group PLC	89,755	656,906
	RWS Holdings PLC	51,044	51,920
	S&U PLC	1,185	27,761
Ω	Sabre Insurance Group PLC	54,083	95,228
*	Saga PLC	30,551	106,976
	Sage Group PLC	95,878	1,449,231
*	Savannah Energy PLC	205,545	18,830
	Savills PLC	49,686	658,418
	Schroders PLC	160,403	800,430
	Secure Trust Bank PLC	4,722	60,460
	Senior PLC	82,116	205,681
	Serco Group PLC	334,609	1,116,579
	Serica Energy PLC	53,343	152,459
	Severfield PLC	94,328	37,224
	Severn Trent PLC	33,805	1,235,742
	Shell PLC (SHEL LN)	31,966	1,198,388
	Shell PLC (SHEL US), ADR	372,644	27,918,488
*	SIG PLC	245,058	29,033
*	Sigmaroc PLC	100,353	152,391
	Smith & Nephew PLC (SN LN)	32,509	600,311
#	Smith & Nephew PLC (SNN US), Sponsored ADR	15,446	568,722
	Smiths Group PLC	37,720	1,249,062
	Smiths News PLC	53,098	42,543
	Softcat PLC	48,702	1,026,224
*	SolGold PLC	83,699	19,333
	Spectris PLC	16,745	903,349
	Speedy Hire PLC	195,133	70,672
	Spirax Group PLC	7,158	667,663
Ω	Spire Healthcare Group PLC	84,928	261,841
	SSE PLC	126,645	3,190,540
	SSP Group PLC	175,079	353,836

		Shares	Value»
UNITED KINGDOM — (Continued)
	St. James’s Place PLC	151,699	$2,588,295
	Standard Chartered PLC	310,696	6,377,731
	SThree PLC	20,261	41,910
*	Strix Group PLC	24,885	10,917
*††	Studio Retail Group PLC	7,838	0
	STV Group PLC	6,164	9,153
*	Synthomer PLC	29,916	21,113
	Tate & Lyle PLC	76,052	386,101
	Tatton Asset Management PLC	8,599	84,075
	Taylor Wimpey PLC	1,066,722	1,475,533
	TBC Bank Group PLC	15,540	890,319
*	Team Internet Group PLC	39,440	23,561
	Telecom Plus PLC	25,673	598,830
	Tesco PLC	1,134,907	6,848,791
*	THG PLC	77,518	47,377
	Topps Tiles PLC	38,488	17,431
	TP ICAP Group PLC	267,269	921,801
*Ω	Trainline PLC	94,659	312,472
	Travis Perkins PLC	71,961	594,975
	Treatt PLC	8,368	26,485
	Trifast PLC	24,484	24,434
	TT Electronics PLC	65,123	132,056
#*	Tullow Oil PLC	210,141	27,125
#	Unilever PLC (UL US), Sponsored ADR	92,447	5,564,385
	Unilever PLC (ULVR LN)	15,104	906,305
	Unilever PLC (UNA NA)	6,494	393,253
	United Utilities Group PLC	86,302	1,361,542
*	Vanquis Banking Group PLC	72,167	108,089
	Vertu Motors PLC	104,508	86,035
	Vesuvius PLC	81,499	402,182
	Victrex PLC	11,379	96,691
*	Videndum PLC	15,306	8,058
*	Vistry Group PLC	98,637	835,520
	Vodafone Group PLC (VOD LN)	1,918,349	2,322,301
#	Volex PLC	34,911	172,007
	Volution Group PLC	39,770	343,471
	Vp PLC	1,242	9,290
	WAG Payment Solutions PLC	17,824	22,368

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Watches of Switzerland Group PLC	56,324	$290,720
*	Watkin Jones PLC	69,828	26,208
	Weir Group PLC	36,595	1,424,566
	WH Smith PLC	38,845	345,061
	Whitbread PLC	37,882	1,442,176
	Wickes Group PLC	91,550	266,367
	Wilmington PLC	8,381	34,238
*	Wise PLC, Class A	13,801	175,494
*Ω	Wizz Air Holdings PLC	1,105	15,201
	WPP PLC (WPP LN)	55,778	210,767
#	WPP PLC (WPP US), Sponsored ADR	23,989	455,071
*	Xaar PLC	14,848	24,719
	XPS Pensions Group PLC	39,143	173,392
	Young & Co.’s Brewery PLC (YNGA LN), Class A	8,330	84,248
	Young & Co.’s Brewery PLC (YNGN LN)	7,529	60,922
	Zigup PLC	65,915	300,286
	Zotefoams PLC	4,323	26,026

TOTAL UNITED KINGDOM			368,223,425

UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	7,406	76,681
*	Flutter Entertainment PLC	1,080	248,771
*	Gran Tierra Energy, Inc. (GTE CN)	13,205	44,909
#	International Paper Co.	55,889	2,188,482
	MEG Energy Corp.	98,801	2,090,773
	Royal Gold, Inc.	7,099	1,240,834

TOTAL UNITED STATES			5,890,450

TOTAL COMMON STOCKS			4,647,646,218

PREFERRED STOCKS — (0.4%)

BRAZIL — (0.2%)
	Alpargatas SA, 1.006%	41,693	81,992
	Banco ABC Brasil SA, 8.457%	38,137	163,112

		Shares	Value»
BRAZIL — (Continued)
Ω	Banco BMG SA, 7.859%	88,887	$66,583
*	Banco BMG SA	3,654	2,649
	Banco Bradesco SA, 7.400%	221,663	748,223
	Banco do Estado do Rio Grande do Sul SA, 9.033%	83,494	213,238
	Banco Mercantil do Brasil SA, 2.089%	3,584	37,985
	Banco Pan SA, 2.333%	65,799	126,585
	Banco Pine SA, 6.844%	35,036	61,151
	Centrais Eletricas Brasileiras SA, 6.512%	14,000	154,548
	Centrais Eletricas de Santa Catarina SA, 9.478%	1,700	33,018
	Cia de Ferro Ligas da Bahia FERBASA, 6.359%	59,972	87,506
	Cia De Sanena Do Parana, 6.586%	179,798	228,259
	Cia Energetica de Minas Gerais, 12.908%	221,829	467,577
	Cia Paranaense de Energia - Copel Class B, 4.654%	171,936	444,864
	Energisa SA, 6.170%	193	337
	Eucatex SA Industria e Comercio, 4.404%	26,314	81,682
	Gerdau SA, 3.379%	60,750	213,869
	Isa Energia Brasil SA, 10.298%	39,563	184,653
	Itau Unibanco Holding SA, 6.653%	150,642	1,104,345
	Klabin SA, 6.050%	3	2
	Marcopolo SA, 7.858%	193,536	283,831
	Petroleo Brasileiro SA - Petrobras, 10.136%	616,194	3,407,424
*	Raizen SA	297,543	52,541
	Randoncorp SA, 4.234%	64,153	72,143
	Schulz SA, 6.913%	27,962	25,311
	Taurus Armas SA, 3.642%	22,990	21,623

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	BRAZIL — (Continued)
	Track & Field Co. SA, 1.451%	7,000	$23,563
	Unipar Carbocloro SA, 10.425%	7,118	93,937
*	Usinas Siderurgicasde Minas Gerais SA Usiminas	129,559	136,544

	TOTAL BRAZIL		8,619,095

	CHILE — (0.0%)
	Embotelladora Andina SA, 4.564%	47,804	215,026

	COLOMBIA — (0.0%)
	Grupo Argos SA, 5.588%	8,261	25,889
	Grupo Aval Acciones y Valores SA, 3.140%	451,853	91,082
	Grupo de Inversiones Suramericana SA, 3.606%	12,695	134,700

	TOTAL COLOMBIA		251,671

	GERMANY — (0.2%)
	Bayerische Motoren Werke AG, 5.764%	6,151	532,897
#Ω	Dr. Ing hc F Porsche AG, 5.074%	11,745	614,509
	Draegerwerk AG & Co. KGaA, 2.796%	2,818	237,466
	Einhell Germany AG, 1.843%	1,782	168,999
	FUCHS SE, 3.020%	24,279	1,086,838
	Henkel AG & Co. KGaA, 2.901%	20,747	1,680,774
	Jungheinrich AG, 2.591%	19,888	710,761
	Porsche Automobil Holding SE, 5.552%	48,794	1,938,755
	Sartorius AG, 0.312%	362	99,596
	Sixt SE, 4.946%	6,464	410,654
	STO SE & Co. KGaA, 2.782%	939	129,087
	Villeroy & Boch AG, 5.438%	2,636	50,293
	Volkswagen AG, 7.042%	26,069	2,714,741

	TOTAL GERMANY		10,375,370

	Shares	Value»
INDIA — (0.0%)
TVS Motor Co. Ltd., 6.000%	190,612	$21,472

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	55,128	30,901

TOTAL PREFERRED STOCKS		19,513,535

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
* Silver Mines Ltd. Warrants 06/17/26	9,517	314

BRAZIL — (0.0%)
* Banco Pine SA Rights 11/17/2025	886	178
* Oncoclinicas do Brasil Servicos Medicos SA Rights 11/07/2025	37,730	210

TOTAL BRAZIL		388

CANADA — (0.0%)
* Constellation Software, Inc. Warrants 03/31/2040	1,541	0

GERMANY — (0.0%)
#* BayWa AG Rights 11/10/2025	3,491	5,996

ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/2030	6,942	0

NORWAY — (0.0%)
#* Vend Marketplaces ASA Rights 11/13/2025	2,018	4,492

SPAIN — (0.0%)
* Vidrala SA Rights 11/17/2025	7,360	34,782

SWITZERLAND — (0.0%)
* Fundamenta Real Estate AG Rights 11/03/2025	4,475	199

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (0.0%)
*	National Aerospace Fasteners Corp. Rights 11/17/2025	857	$348
*	Yeong Guan Energy Technology Group Co. Ltd. Rights 11/10/2025	6,502	402

TOTAL TAIWAN			750

THAILAND — (0.0%)
*	Assetwise PCL	4,930	0
*	Better World Green PCL Warrants	586,066	0

TOTAL RIGHTS/WARRANTS			46,921

TOTAL INVESTMENT SECURITIES (Cost $2,862,071,098)			4,667,206,674

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	12,033,841	$139,195,439

TOTAL INVESTMENTS — (100.0%) (Cost $3,001,266,536)			$4,806,402,113

As of October 31, 2025, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	112	12/19/25	$37,759,132	$38,494,400	$735,268

Total Futures Contracts			$37,759,132	$38,494,400	$735,268

As of October 31, 2025, the value of Rule 144A securities amounted to $131,241,812 or 2.8% of net assets.

Summary of the Portfolio’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$3,531,477	$190,530,023	$3,194	$194,064,694
Austria	—	20,001,672	—	20,001,672
Belgium	886,121	33,222,531	—	34,108,652
Brazil	46,348,440	80,825	—	46,429,265
Canada	374,059,704	1,085,522	—	375,145,226
Chile	779,497	6,385,992	—	7,165,489
China	28,810,006	406,287,585	60,266	435,157,857
Colombia	1,718,328	176,033	—	1,894,361
Czech Republic	—	2,213,963	—	2,213,963
Denmark	—	67,563,057	—	67,563,057

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Egypt	$124,655	$204,633	—	$329,288
Finland	235,693	54,703,762	—	54,939,455
France	1,404,065	234,421,313	—	235,825,378
Germany	2,819,015	229,384,886	—	232,203,901
Greece	—	8,200,992	—	8,200,992
Hong Kong	—	50,819,141	$9,374	50,828,515
Hungary	—	3,702,489	—	3,702,489
India	9,056,144	239,148,016	—	248,204,160
Indonesia	84,511	19,541,293	20,906	19,646,710
Ireland	—	17,460,773	—	17,460,773
Israel	2,392,564	37,767,547	—	40,160,111
Italy	625,437	111,530,248	—	112,155,685
Japan	2,186,224	700,491,955	—	702,678,179
Kuwait	—	12,239,126	10,401	12,249,527
Malaysia	—	21,544,527	25	21,544,552
Mexico	29,129,953	148,534	—	29,278,487
Netherlands	25,428,086	86,751,612	—	112,179,698
New Zealand	—	8,938,354	—	8,938,354
Norway	47,165	23,101,680	—	23,148,845
Peru	613,140	—	—	613,140
Philippines	16,260	7,179,188	1,421	7,196,869
Poland	—	19,938,752	—	19,938,752
Portugal	—	11,132,116	—	11,132,116
Qatar	—	9,965,707	—	9,965,707
Saudi Arabia	26,831	40,954,989	—	40,981,820
Singapore	—	38,370,640	—	38,370,640
South Africa	5,787,410	44,798,526	—	50,585,936
South Korea	416,726	188,917,291	51,589	189,385,606
Spain	434,778	94,657,408	—	95,092,186
Sweden	24,638	88,223,030	—	88,247,668
Switzerland	23,748,361	216,711,946	—	240,460,307
Taiwan	31,248,372	280,688,174	4,408	311,940,954
Thailand	105,269	17,734,057	—	17,839,326
Turkey	—	8,103,789	—	8,103,789
United Arab Emirates	—	26,258,192	—	26,258,192
United Kingdom	83,953,380	284,268,229	1,816	368,223,425
United States	3,376,516	2,513,934	—	5,890,450
Preferred Stocks
Brazil	8,619,095	—	—	8,619,095
Chile	—	215,026	—	215,026
Colombia	251,671	—	—	251,671
Germany	—	10,375,370	—	10,375,370
India	—	21,472	—	21,472
Philippines	—	30,901	—	30,901
Rights/Warrants
Australia	—	314	—	314
Brazil	—	388	—	388
Canada	—	—	—	—
Germany	—	5,996	—	5,996
Italy	—	—	—	—
Norway	—	4,492	—	4,492
Spain	—	34,782	—	34,782
Switzerland	—	199	—	199
Taiwan	—	750	—	750

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	—	—	—	—
Securities Lending Collateral	—	$139,195,439	—	$139,195,439

Total Investments in Securities	$688,289,532	$4,117,949,181	$163,400<>	$4,806,402,113

Financial Instruments
Assets
Futures Contracts**	$735,268	—	—	735,268

Total Financial Instruments	$735,268	—	—	$735,268

  ** Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (97.4%)
AUSTRALIA — (4.2%)
	Accent Group Ltd.	50,887	$42,602
#	Adairs Ltd.	39,624	52,596
*	AIC Mines Ltd.	66,335	20,810
#*	Ainsworth Game Technology Ltd.	37,289	24,897
*	Alkane Resources Ltd.	234,680	152,115
	Alliance Aviation Services Ltd.	17,216	28,499
*	AMA Group Ltd.	648,392	38,976
	Amotiv Ltd.	33,947	197,745
	AMP Ltd.	562,752	656,563
#*	Amplitude Energy Ltd.	1,262,807	198,328
#	Ampol Ltd.	18,543	372,522
	Ansell Ltd.	37,962	906,919
#*	Appen Ltd.	5,840	2,947
#	ARN Media Ltd.	46,336	16,013
	AUB Group Ltd.	8,907	215,152
*	Aurelia Metals Ltd.	386,915	62,011
	Aurizon Holdings Ltd.	358,136	803,475
	Aussie Broadband Ltd.	46,808	182,104
*	Austal Ltd.	116,886	518,290
	Austin Engineering Ltd.	125,433	21,718
#*	Australian Agricultural Co. Ltd.	81,301	76,089
*	Baby Bunting Group Ltd.	10,539	18,871
	Bank of Queensland Ltd.	128,317	575,746
	Bapcor Ltd.	38,261	63,199
*	BCI Minerals Ltd.	278,709	70,234
	Beach Energy Ltd.	429,175	348,720
*	Beacon Minerals Ltd.	14,099	23,098
	Bega Cheese Ltd.	86,735	301,036
	Bell Financial Group Ltd.	35,130	29,072
*	Bellevue Gold Ltd.	208,306	159,729
	Bendigo & Adelaide Bank Ltd.	140,584	1,162,907
	BlueScope Steel Ltd.	105,930	1,584,834
	Capral Ltd.	4,333	32,004
	Cedar Woods Properties Ltd.	19,782	116,930
	Challenger Ltd.	95,914	583,823
#	Champion Iron Ltd.	69,827	252,529
	Civmec Australia Ltd.	27,600	24,345
	Cleanaway Waste Management Ltd.	237,943	396,660

		Shares	Value»
AUSTRALIA — (Continued)
	Clinuvel Pharmaceuticals Ltd.	6,806	$51,151
*	Coast Entertainment Holdings Ltd.	58,031	17,100
	Collins Foods Ltd.	1,573	11,002
#	Corporate Travel Management Ltd.	23,832	250,584
	Downer EDI Ltd.	182,509	921,857
	Dyno Nobel Ltd.	86,374	181,763
#	Eagers Automotive Ltd.	2,678	59,594
*††	Elanor Investor Group	28,014	2,823
#	Elders Ltd.	54,225	251,495
*	Emeco Holdings Ltd.	52,156	40,910
#*	EML Payments Ltd.	49,860	31,473
	Endeavour Group Ltd.	236,929	566,842
	EQT Holdings Ltd.	6,533	107,212
	Eureka Group Holdings Ltd. (EGH AU)	59,856	20,732
	Euroz Hartleys Group Ltd.	33,893	22,397
	Evolution Mining Ltd.	26,485	187,423
	EVT Ltd.	7,331	69,268
	Fenix Resources Ltd.	55,372	19,018
	Finbar Group Ltd.	36,407	20,606
*	FleetPartners Group Ltd.	87,968	168,052
	Fleetwood Ltd.	26,550	51,234
#	Flight Centre Travel Group Ltd.	20,673	166,305
	G8 Education Ltd.	259,945	136,814
	GrainCorp Ltd., Class A	64,503	373,087
	GWA Group Ltd.	51,348	82,961
	Harvey Norman Holdings Ltd.	166,956	789,050
	Healius Ltd.	319,717	186,089
	Helia Group Ltd.	111,378	392,828
	Horizon Oil Ltd.	246,669	33,101
*	IGO Ltd.	120,347	421,986
	Iluka Resources Ltd.	81,104	366,685
*	Insignia Financial Ltd.	214,014	634,331
#	Integral Diagnostics Ltd.	42,686	72,188
#	IPH Ltd.	39,302	94,765
	IVE Group Ltd.	53,279	97,140
*	Judo Capital Holdings Ltd.	112,230	123,883
	Jupiter Mines Ltd.	345,508	58,745

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Karoon Energy Ltd.	145,688	$153,335
	Kelsian Group Ltd.	18,581	59,157
#	L1 Group Ltd.	74,430	54,990
	Lifestyle Communities Ltd.	6,737	22,801
	Lindsay Australia Ltd.	46,215	18,279
#	Maas Group Holdings Ltd.	22,369	69,405
	Macmahon Holdings Ltd.	268,775	82,534
	Magellan Financial Group Ltd.	31,742	199,510
	Maxiparts Ltd.	15,650	25,080
*	Mayne Pharma Group Ltd.	14,881	41,334
*	McPherson’s Ltd.	30,963	5,168
	Metcash Ltd.	161,382	401,990
*	Michael Hill International Ltd. (MHJ AU)	11,899	2,647
*	Michael Hill International Ltd. (MHJ NZ)	12,726	2,915
#	Monash IVF Group Ltd.	40,926	18,495
	MotorCycle Holdings Ltd.	6,324	15,584
#*	Mount Gibson Iron Ltd.	222,928	52,491
#	Myer Holdings Ltd.	186,448	48,127
	MyState Ltd.	26,058	75,800
#	New Hope Corp. Ltd.	117,511	318,924
*	NEXTDC Ltd.	8,551	87,912
	Nickel Industries Ltd.	301,789	145,776
	Nine Entertainment Co. Holdings Ltd.	267,113	202,668
	NRW Holdings Ltd.	97,031	307,435
*	Nufarm Ltd.	27,679	37,642
#*	OFX Group Ltd.	33,221	13,392
	OM Holdings Ltd.	28,351	4,727
*	Omni Bridgeway Ltd.	49,632	51,752
	oOh!media Ltd.	128,698	115,698
	Orica Ltd.	37,820	549,916
	Orora Ltd.	142,662	187,660
#*	Paragon Care Ltd.	97,452	20,413
	Peet Ltd.	121,341	151,766
	Perenti Ltd.	256,008	453,428
	Perpetual Ltd.	18,059	226,524
	Perseus Mining Ltd.	369,302	1,172,153
*	PEXA Group Ltd.	24,814	245,691
	Premier Investments Ltd.	360	4,191
#	Propel Funeral Partners Ltd.	11,552	37,898

		Shares	Value»
AUSTRALIA — (Continued)
	Qube Holdings Ltd.	131,256	$376,171
	Ramelius Resources Ltd.	409,452	885,804
#	Ramsay Health Care Ltd.	24,230	508,346
*††	Regional Express Holdings Ltd.	9,110	656
	Regis Resources Ltd.	123,246	517,387
	Reliance Worldwide Corp. Ltd.	169,433	459,422
*	Resolute Mining Ltd.	673,288	419,053
	Ridley Corp. Ltd.	28,024	54,284
*	Sandfire Resources Ltd.	135,121	1,431,135
*	Select Harvests Ltd.	30,514	77,562
	Service Stream Ltd.	186,607	276,841
	Shaver Shop Group Ltd.	17,609	16,254
	Sims Ltd. (SGM AU)	29,519	307,939
	Sonic Healthcare Ltd.	25,518	353,184
	Southern Cross Electrical Engineering Ltd.	38,384	61,707
*††	SpeedCast International Ltd.	40,831	0
	Stanmore Resources Ltd.	74,827	105,164
	Super Retail Group Ltd.	12,069	126,137
*	Superloop Ltd.	97,815	199,560
	Tabcorp Holdings Ltd.	712,684	495,238
	Ten Sixty Four Ltd.	76,973	5,540
	TPG Telecom Ltd.	88,578	320,414
#	Treasury Wine Estates Ltd.	133,718	523,760
#*	Tyro Payments Ltd.	113,726	82,536
*	Vault Minerals Ltd.	899,872	427,811
Ω	Viva Energy Group Ltd.	151,911	182,344
	Washington H Soul Pattinson & Co. Ltd.	17,924	440,415
#*	Webjet Group Ltd.	82,773	45,463
*	West African Resources Ltd.	311,032	256,897
	Westgold Resources Ltd.	148,073	513,192
#	Whitehaven Coal Ltd.	210,315	988,502
	Worley Ltd.	95,634	893,125
	Yancoal Australia Ltd.	89,948	327,279

TOTAL AUSTRALIA			34,780,932

AUSTRIA — (0.7%)
*	Addiko Bank AG	2,488	60,445

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Agrana Beteiligungs AG	3,562	$49,455
Ω	BAWAG Group AG	6,756	873,086
	Erste Group Bank AG	3,600	372,920
	EVN AG	3,436	100,269
*	Lenzing AG	1,150	34,402
	Mayr Melnhof Karton AG	919	83,742
	OMV AG	18,402	1,007,438
	Palfinger AG	1,142	42,781
	Porr AG	4,003	127,045
	Raiffeisen Bank International AG	30,433	1,134,548
#	SBO AG	662	21,947
	Strabag SE (STR AV)	1,617	126,487
	Telekom Austria AG	13,178	140,146
	UNIQA Insurance Group AG	17,818	261,771
	Vienna Insurance Group AG Wiener Versicherung Gruppe	7,088	363,557
	voestalpine AG	22,402	797,646
	Wienerberger AG	4,312	128,000

TOTAL AUSTRIA			5,725,685

BELGIUM — (1.0%)
	Ackermans & van
	Haaren NV	6,826	1,699,999
	Ageas SA	43,696	2,891,783
	Azelis Group NV	10,171	120,269
	Bekaert SA	10,897	455,198
*	bpost SA	13,612	33,025
	Cie d’Entreprises CFE	2,176	22,461
	CMB Tech NV	14,666	137,550
	Colruyt Group NV	9,850	367,858
	Deceuninck NV	17,296	41,168
	Deme Group NV	1,450	219,076
	Econocom Group SA NV	19,313	38,071
	Jensen-Group NV	248	17,891
#*	Ontex Group NV	29,953	218,956
	Proximus SADP	25,992	223,265
	Sipef NV	1,661	149,353
	Solvay SA	8,361	256,622
	Syensqo SA	10,559	871,606
	Tessenderlo Group
	SA	3,696	111,640
	VGP NV	2,846	328,787
	Viohalco SA	1,948	19,087

TOTAL BELGIUM			8,223,665

		Shares	Value»
BRAZIL — (0.8%)
	Anima Holding SA	78,300	$51,376
	Bemobi Mobile Tech SA	9,900	43,152
*	Blau Farmaceutica SA	4,000	9,948
*	Brava Energia	14,723	40,393
	Brisanet Servicos de Telecomunicacoes SA	14,200	7,839
	C&A Modas SA	27,200	82,157
	Camil Alimentos SA	26,300	26,789
*	Cia Brasileira de Aluminio	46,700	45,051
*	Cia Brasileira de Distribuicao	43,863	30,655
	Cia Siderurgica Nacional SA (CSNA3 BZ)	75,831	133,058
	Cogna Educacao SA	328,500	228,365
*	Cosan SA	20,500	23,434
	Cruzeiro do Sul Educacional SA	40,965	44,392
	CSU Digital SA	11,000	36,497
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	41,318	234,010
Ω	Desktop SA	21,000	59,722
	Dexco SA	65,759	65,515
	Dimed SA Distribuidora da Medicamentos	20,367	35,548
	Embraer SA (EMBR3 BZ)	24,126	390,100
	Empreendimentos Pague Menos SA	42,953	31,137
	Even Construtora e Incorporadora SA	18,597	25,753
	Ez Tec Empreendimentos e Participacoes SA	16,235	55,978
	Fleury SA	28,500	77,078
#	Gerdau SA, Sponsored ADR	120,683	421,183
	Grendene SA	36,629	35,812
	Grupo Mateus SA	23,800	28,489
	Grupo SBF SA	30,100	72,230
	Guararapes Confeccoes SA	17,200	32,386
*Ω	Hapvida Participacoes e Investimentos SA	35,106	204,113
	Hypera SA	55,100	264,646
	Iochpe Maxion SA	15,800	32,158

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Irani Papel e Embalagem SA	9,300	$15,419
*	IRB-Brasil Resseguros SA	16,589	152,138
*	Jalles Machado SA	14,200	7,232
	JHSF Participacoes SA	58,376	71,506
	JSL SA	17,000	17,063
	Lavvi Empreendimentos Imobiliarios SA	19,500	54,187
	Localiza Rent a Car SA	59,410	435,530
	Lojas Renner SA	122,186	337,037
Ω	LWSA SA	45,825	33,304
	M Dias Branco SA	8,800	47,959
	Magazine Luiza SA	36,800	57,937
	Melnick Even Desenvolvimento Imobiliario SA	13,300	9,716
	Mills Locacao Servicos e Logistica SA	12,800	31,049
	Moura Dubeux Engenharia SA	11,800	60,646
	Movida Participacoes SA	19,276	29,344
*	MRV Engenharia e Participacoes SA	74,300	104,408
*	Natura Cosmeticos SA	101,278	169,614
*	Oceanpact Servicos Maritimos SA	15,100	21,303
	Pet Center Comercio e Participacoes SA	36,500	25,238
	Petroreconcavo SA	21,266	49,094
*	PRIO SA	52,927	354,457
	Qualicorp Consultoria e Corretora de Seguros SA	41,500	20,904
	Romi SA	9,887	14,959
	Sao Martinho SA	32,600	85,076
Ω	Ser Educacional SA	32,700	61,875
	Simpar SA	42,900	36,840
	SLC Agricola SA	13,400	40,225
	Tres Tentos Agroindustrial SA	5,000	14,879
	Trisul SA	16,000	22,721
	Ultrapar Participacoes SA (UGPA3 BZ)	77,238	307,376
	Unifique Telecomunicacoes SA	14,500	12,991

		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	$39,525
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	75,437	45,431
	Vibra Energia SA	126,430	559,305
	YDUQS Participacoes SA	36,471	96,330

TOTAL BRAZIL			6,311,582

CANADA — (8.8%)
	ADENTRA, Inc.	5,060	126,883
	ADF Group, Inc.	1,386	7,131
#*	Advantage Energy Ltd.	75,400	598,340
	Aecon Group, Inc.	14,709	324,268
	AG Growth International, Inc.	1,700	43,732
	AGF Management Ltd., Class B	15,500	154,497
*	Air Canada	7,800	102,550
	Alamos Gold, Inc. (AGI CN), Class A	362	11,160
	Alaris Equity Partners Income	7,900	110,286
	Algoma Central Corp.	3,700	45,902
	AltaGas Ltd.	73,260	2,150,450
	Altius Minerals Corp.	4,849	131,238
	Amerigo Resources Ltd.	35,600	77,670
	ARC Resources Ltd.	155,102	2,860,851
*	Athabasca Oil Corp.	108,571	533,353
	AtkinsRealis Group, Inc.	3,728	262,904
#*	ATS Corp. (ATS US)	3,664	100,613
*	AutoCanada, Inc.	3,000	54,094
	B2Gold Corp. (BTG US)	253,374	1,112,312
#	B2Gold Corp. (BTO CN)	24,417	106,891
#	Baytex Energy Corp.	92,659	223,959
	Birchcliff Energy Ltd.	44,387	206,974
	Bird Construction, Inc.	159	3,415
	Black Diamond Group Ltd.	11,000	117,251
#	Boralex, Inc., Class A	17,614	353,649
*	CAE, Inc. (CAE US)	17,108	480,050

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Calian Group Ltd.	1,707	$61,462
	Canaccord Genuity Group, Inc.	16,800	140,863
*	Canacol Energy Ltd.	6,190	9,974
*	Canada Packers, Inc.	2,698	32,182
	Canadian Tire Corp. Ltd., Class A	9,731	1,115,990
#*	Canfor Corp.	22,924	199,893
*	Capstone Copper Corp.	63,218	564,322
	Cardinal Energy Ltd.	36,370	206,932
	Cascades, Inc.	36,006	285,214
	CCL Industries, Inc., Class B	13,293	741,538
*	Celestica, Inc. (CLS CN)	64	22,034
	Centerra Gold, Inc.	11,300	132,372
	CES Energy Solutions Corp.	67,935	465,477
*	Cipher Pharmaceuticals, Inc.	2,347	24,766
	Cogeco Communications, Inc.	3,001	136,640
	Cogeco, Inc.	13,477	563,371
*	Conifex Timber, Inc.	8,294	1,390
#*	Cronos Group, Inc. (CRON CN)	21,600	54,364
*	Cronos Group, Inc. (CRON US)	23,244	58,342
	Definity Financial Corp.	18,390	855,547
	dentalcorp Holdings Ltd.	7,621	59,227
	Dexterra Group, Inc.	4,400	33,379
	Doman Building Materials Group Ltd.	18,957	120,023
	DPM Metals, Inc.	59,238	1,267,078
	DREAM Unlimited Corp., Class A	5,700	75,550
#	Dye & Durham Ltd.	1,610	5,912
	Dynacor Group, Inc.	10,400	33,664
	E-L Financial Corp. Ltd.	41,400	479,957
*	Eldorado Gold Corp. (EGO US)	19,507	500,159
*	Eldorado Gold Corp. (ELD CN)	40,242	1,031,489
	Empire Co. Ltd., Class A	29,278	994,686
	Endeavour Mining PLC	24,336	974,979

		Shares	Value»
CANADA — (Continued)
*	Endeavour Silver Corp. (EXK US)	31	$254
	Enerflex Ltd. (EFX CN)	40,826	513,763
	Enghouse Systems Ltd.	3,931	58,325
*	Ensign Energy Services, Inc.	60,488	110,837
	EQB, Inc.	6,065	386,892
#*	Equinox Gold Corp. (EQX CN)	19,913	218,792
#*	Equinox Gold Corp. (EQX US)	47,407	520,055
*	ERO Copper Corp. (ERO US)	20,077	428,644
	Exchange Income Corp.	3,833	209,994
	Exco Technologies Ltd.	7,000	32,641
	Finning International, Inc.	23,789	1,286,511
#	First Majestic Silver Corp. (AG US)	41,840	534,297
	First Majestic Silver Corp. (FR CN)	14,361	183,589
*	First Quantum Minerals Ltd.	77,608	1,611,312
#*	Fortuna Mining Corp. (FSM US)	85,224	704,802
*	Fortuna Mining Corp. (FVI CN)	80	661
	Frontera Energy Corp.	7,501	29,896
*	Galiano Gold, Inc.	46,170	110,607
	Gamehost, Inc.	1,600	13,416
*	GDI Integrated Facility Services, Inc.	2,229	46,883
*	GoGold Resources, Inc.	37,647	68,715
	Headwater Exploration, Inc.	29,100	153,535
	High Liner Foods, Inc.	6,800	82,227
	Hudbay Minerals, Inc. (HBM CN)	80,845	1,295,775
	Hudbay Minerals, Inc. (HBM US)	2,760	44,160
	iA Financial Corp., Inc.	24,244	2,861,814
*	IAMGOLD Corp. (IAG US)	63,068	730,327
*	IAMGOLD Corp. (IMG CN)	62,872	727,989

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Interfor Corp.	4,101	$23,129
	K-Bro Linen, Inc.	1,900	51,004
*	Kelt Exploration Ltd.	39,690	188,751
	Kinross Gold Corp. (K CN)	157,200	3,656,101
	Kinross Gold Corp. (KGC US)	154,318	3,586,350
*	Knight Therapeutics, Inc.	18,099	75,361
*	Kolibri Global Energy, Inc.	2,926	12,642
	Lassonde Industries, Inc., Class A	1,100	171,264
	Laurentian Bank of Canada	9,096	215,962
	Leon’s Furniture Ltd.	8,521	177,461
*	Lightspeed Commerce, Inc. (LSPD US)	15,584	187,008
*††	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	11,084	600,214
*	Lucara Diamond Corp.	96,116	12,335
	Lundin Mining Corp.	177,526	2,855,504
	Magellan Aerospace Corp.	3,497	42,960
	Magna International, Inc. (MGA US)	40,666	1,919,842
*	Major Drilling Group International, Inc.	14,091	124,077
	Maple Leaf Foods, Inc.	13,493	259,364
	Martinrea International, Inc.	21,784	157,181
*	Mattr Corp.	14,076	109,794
	McCoy Global, Inc.	4,100	10,290
*	MDA Space Ltd.	22,285	435,039
	Medical Facilities Corp.	3,800	39,150
	Melcor Developments Ltd.	4,500	47,325
	Methanex Corp. (MEOH US)	7,013	275,751
	Methanex Corp. (MX CN)	6,800	267,627
	Metro, Inc.	5,097	339,752
	MTY Food Group, Inc.	2,444	58,968
	Mullen Group Ltd.	11,901	119,642
	Neo Performance Materials, Inc.	5,581	76,957
*	New Gold, Inc. (NGD CN)	22	162

		Shares	Value»
CANADA — (Continued)
	North American Construction Group Ltd. (NOA CN)	3,100	$48,272
	North American Construction Group Ltd. (NOA US)	1,700	26,486
	North West Co., Inc.	5,700	184,913
	Northland Power, Inc.	53,838	983,828
*	NuVista Energy Ltd.	51,100	607,713
*	Obsidian Energy Ltd. (OBE US)	3,875	21,971
	OceanaGold Corp.	93,677	2,095,210
	Open Text Corp. (OTEX CN)	800	30,693
	Open Text Corp. (OTEX US)	24,606	943,640
	OR Royalties, Inc. (OR CN)	566	18,160
	Pan American Silver Corp. (PAAS CN)	52,992	1,866,461
	Paramount Resources Ltd., Class A	18,572	304,551
	Parex Resources, Inc.	29,536	377,795
#	Parkland Corp.	33,200	945,900
	Pason Systems, Inc.	11,700	99,686
	Petrus Resources Ltd.	7,000	8,584
	Peyto Exploration & Development Corp.	52,912	770,733
	PHX Energy Services Corp.	11,400	61,936
	Pizza Pizza Royalty Corp.	5,000	55,292
	Polaris Renewable Energy, Inc.	3,900	36,204
	Pollard Banknote Ltd.	1,700	24,557
*	Precision Drilling Corp. (PDS US)	1,935	115,926
#	Premium Brands Holdings Corp.	7,720	532,262
	Richelieu Hardware Ltd.	9,200	252,212
	Rogers Sugar, Inc.	23,630	104,120
	Russel Metals, Inc.	16,034	496,265
*	Sangoma Technologies Corp.	2,812	14,776
	Saputo, Inc.	45,538	1,100,341
	Savaria Corp.	7,394	116,033
	Secure Waste Infrastructure Corp.	55,844	697,179
	Sienna Senior Living, Inc.	4,831	65,927
	South Bow Corp.	20,509	531,806

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Spartan Delta Corp.	9,800	$43,880
Ω	Spin Master Corp.	1,746	25,931
*	SSR Mining, Inc. (SSRM CN)	43,130	975,108
	Stella-Jones, Inc.	4,300	244,072
*Ω	STEP Energy Services Ltd.	9,547	37,234
	Superior Plus Corp.	39,100	222,465
	Supremex, Inc.	4,400	11,545
	Surge Energy, Inc.	9,700	45,853
	Taiga Building Products Ltd.	11,800	29,026
	Tamarack Valley Energy Ltd.	134,499	597,432
*	Taseko Mines Ltd. (TKO CN)	3,812	17,259
	TELUS Corp.	416	6,083
*	Torex Gold Resources, Inc.	25,846	1,067,710
	Total Energy Services, Inc.	6,901	69,377
	Transcontinental, Inc., Class A	22,793	319,984
	Trican Well Service Ltd.	53,175	199,046
	Triple Flag Precious Metals Corp. (TFPM CN)	3,500	97,198
	Triple Flag Precious Metals Corp. (TFPM US)	854	23,707
*	Trisura Group Ltd. (TSU CN)	8,006	220,621
*	Valeura Energy, Inc.	2,110	10,019
	Vermilion Energy, Inc. (VET US)	36,800	274,896
	VersaBank (VBNK CN)	3,835	45,772
*††	Victoria Gold Corp./Vancouver	259	17
	Wajax Corp.	4,107	72,825
*	Well Health Technologies Corp.	42,331	158,453
	West Fraser Timber Co. Ltd. (WFG CN)	7,750	472,996
	Westshore Terminals Investment Corp.	6,600	121,313
	Whitecap Resources, Inc.	308,255	2,295,037
	Winpak Ltd.	7,099	217,746
*††	Xebec Adsorption, Inc.	18,924	0

TOTAL CANADA			72,074,916

		Shares	Value»
CHILE — (0.1%)
	Banco Itau Chile SA	3,897	$70,757
*	CAP SA	10,189	68,086
	Empresa Nacional de Telecomunicaciones SA	47,111	224,414
	Empresas CMPC SA	83,976	121,275
	Ripley Corp. SA	323,786	157,326
	Salfacorp SA	78,597	86,327
	SONDA SA	106,548	38,646

TOTAL CHILE			766,831

CHINA — (8.8%)
	361 Degrees International Ltd.	59,000	44,625
Ω	3SBio, Inc.	166,500	662,445
	5I5J Holding Group Co. Ltd., Class A	60,500	24,417
	AAC Technologies Holdings, Inc.	144,000	740,217
	Accelink Technologies Co. Ltd., Class A	4,000	35,345
	Advanced Technology & Materials Co. Ltd., Class A	12,700	37,933
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	15,800	42,346
Ω	AK Medical Holdings Ltd.	32,000	24,201
	Allmed Medical Products Co. Ltd., Class A	8,900	13,627
	Aluminum Corp. of China Ltd., Class H	412,000	523,865
*	Angang Steel Co. Ltd., Class H	184,000	48,041
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	24,052
	Anhui Heli Co. Ltd., Class A	14,100	41,297
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	19,622
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	11,700	29,779
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	13,100	10,617

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	30,600	$27,583
	Anhui Kouzi Distillery Co. Ltd., Class A	4,800	21,869
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	15,800	18,952
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	26,100	48,913
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	17,400	56,074
	Anjoy Foods Group Co. Ltd., Class A	2,500	25,965
	Anton Oilfield Services Group	504,000	68,164
	Aoshikang Technology Co. Ltd., Class A	4,500	24,454
	Aotecar New Energy Technology Group Co. Ltd., Class A	56,400	25,228
	Arctech Solar Holding Co. Ltd., Class A	3,120	18,789
Ω	AsiaInfo Technologies Ltd.	74,000	85,963
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	19,400	28,150
	Autobio Diagnostics Co. Ltd., Class A	4,100	22,157
	AviChina Industry & Technology Co. Ltd., Class H	277,000	141,102
*Ω	BAIC Motor Corp. Ltd., Class H	364,000	94,123
	Bank of Changsha Co. Ltd., Class A	21,500	28,934
	Bank of Chongqing Co. Ltd., Class H	132,500	136,743
Ω	Bank of Qingdao Co. Ltd., Class H	84,000	46,440
	Bank of Tianjin Co. Ltd., Class H	33,000	10,788
	Bank of Xi’an Co. Ltd., Class A	48,800	26,678
	Baoxiniao Holding Co. Ltd., Class A	38,600	21,320
	Baoye Group Co. Ltd., Class H	46,000	24,617

		Shares	Value»
CHINA — (Continued)
	BBMG Corp., Class H	274,000	$28,905
	BBMG Jidong Cement Group Co. Ltd., Class A	38,400	26,015
	Beibuwan Port Co. Ltd., Class A	34,600	42,609
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	93,900	42,109
*	Beijing Capital International Airport Co. Ltd., Class H	332,000	119,163
	Beijing Dabeinong Technology Group Co. Ltd., Class A	36,300	21,011
	Beijing Easpring Material Technology Co. Ltd., Class A	5,300	51,425
	Beijing Enterprises Holdings Ltd.	97,500	427,818
	Beijing Enterprises Urban Resources Group Ltd.	36,000	1,948
#	Beijing Enterprises Water Group Ltd.	860,000	276,413
	Beijing Fengjing Automotive Parts Co. Ltd.	40,600	21,817
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	32,100	34,045
*	Beijing Haixin Energy Technology Co. Ltd., Class A	46,600	26,786
	Beijing Haohua Energy Resource Co. Ltd., Class A	19,000	20,617
	Beijing Jetsen Technology Co. Ltd., Class A	40,700	37,922
*	Beijing Jingyuntong Technology Co. Ltd., Class A	39,200	22,591
*	Beijing Leike Defense Technology Co. Ltd., Class A	37,100	28,736
*	Beijing North Star Co. Ltd., Class H	130,000	14,544

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Originwater Technology Co. Ltd., Class A	43,954	$26,946
	Beijing Sanyuan Foods Co. Ltd., Class A	38,300	26,070
	Beijing Shunxin Agriculture Co. Ltd., Class A	10,000	22,030
	Beijing Sinnet Technology Co. Ltd., Class A	17,200	32,970
	Beijing SL Pharmaceutical Co. Ltd., Class A	20,800	22,061
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	14,500	8,153
	Beijing Strong Biotechnologies, Inc., Class A	11,400	21,894
*	Beijing Thunisoft Corp. Ltd., Class A	21,500	24,211
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	15,000	16,650
	Beijing United Information Technology Co. Ltd., Class A	7,000	27,960
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	49,000	9,070
	Beijing Wandong Medical Technology Co. Ltd., Class A	3,200	7,142
*	Beijing Watertek Information Technology Co. Ltd., Class A	38,400	33,141
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	5,200	36,846
*	Beiqi Foton Motor Co. Ltd., Class A	104,398	44,043
*	Bengang Steel Plates Co. Ltd., Class A	44,600	22,381

		Shares	Value»
CHINA — (Continued)
	Best Pacific International Holdings Ltd.	34,000	$14,334
	Biem.L.Fdlkk Garment Co. Ltd., Class A	8,600	19,323
	Binhai Investment Co. Ltd.	55,136	7,778
#Ω	Blue Moon Group Holdings Ltd.	118,000	45,115
*	Blue Sail Medical Co. Ltd., Class A	29,200	22,566
Ω	BOC Aviation Ltd.	44,800	392,703
*	BOE HC SemiTek Corp.	33,600	37,619
#	BOE Varitronix Ltd.	61,000	39,078
*	Bohai Leasing Co. Ltd., Class A	97,100	48,782
	Bright Dairy & Food Co. Ltd., Class A	18,300	21,506
	Bros Eastern Co. Ltd., Class A	31,500	23,656
*	B-Soft Co. Ltd., Class A	46,800	31,261
	BTG Hotels Group Co. Ltd., Class A	22,100	45,141
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	26,500	39,346
	BYD Electronic International Co. Ltd.	32,000	150,228
	By-health Co. Ltd., Class A	13,500	23,811
	C&D International Investment Group Ltd.	115,972	238,201
	C&S Paper Co. Ltd., Class A	24,800	27,776
*Ω	CALB Group Co. Ltd., Class H	20,500	88,363
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	51,600	33,823
	Canmax Technologies Co. Ltd., Class A	9,400	40,164
	Canny Elevator Co. Ltd., Class A	12,200	12,588
	CCCC Design & Consulting Group Co. Ltd., Class A	18,800	20,262
	CECEP Solar Energy Co. Ltd., Class A	76,900	50,373

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CECEP Wind-Power Corp., Class A	68,250	$29,648
	Central China New Life Ltd.	13,000	1,535
	Central China Securities Co. Ltd., Class H	158,000	52,409
	CGN New Energy Holdings Co. Ltd.	340,000	120,328
*	CGN Nuclear Technology Development Co. Ltd., Class A	25,400	28,885
	Changchun Faway Automobile Components Co. Ltd., Class A	19,700	26,085
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	48,200	28,858
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	17,398
	Chengdu Hongqi Chain Co. Ltd., Class A	27,900	21,578
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	8,400	39,965
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,900	31,438
	Chengdu Wintrue Holding Co. Ltd., Class A	22,900	33,603
	Chengtun Mining Group Co. Ltd., Class A	38,000	59,640
*	Chengxin Lithium Group Co. Ltd., Class A	14,200	50,894
	Chengzhi Co. Ltd., Class A	20,900	22,499
	Chervon Holdings Ltd.	21,200	55,010
*	China Aerospace International Holdings Ltd.	540,000	39,556

		Shares	Value»
CHINA — (Continued)
	China Aircraft Leasing Group Holdings Ltd.	26,717	$15,319
	China Animal Husbandry Industry Co. Ltd., Class A	24,000	25,927
*Ω	China Bohai Bank Co. Ltd., Class H	466,500	61,202
	China CAMC Engineering Co. Ltd., Class A	29,200	34,945
#	China Chunlai Education Group Co. Ltd.	40,000	22,437
#	China Cinda Asset Management Co. Ltd., Class H	1,471,000	238,441
	China Coal Energy Co. Ltd., Class H	303,000	426,819
	China Coal Xinji Energy Co. Ltd., Class A	42,500	43,256
	China Communications Services Corp. Ltd., Class H	476,000	285,273
	China Conch Venture Holdings Ltd.	288,500	360,722
	China CYTS Tours Holding Co. Ltd., Class A	12,000	16,362
Ω	China East Education Holdings Ltd.	107,000	89,960
*	China Eastern Airlines Corp. Ltd., Class H	166,000	85,256
	China Education Group Holdings Ltd.	173,169	66,447
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	942,000	140,526
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	142,303	48,210
	China Everbright Bank Co. Ltd., Class H	307,000	125,946
	China Everbright Water Ltd.	62,444	12,461
Ω	China Feihe Ltd.	585,000	312,221
	China Foods Ltd.	162,000	86,475

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Galaxy Securities Co. Ltd., Class H	569,500	$819,284
#	China Gas Holdings Ltd.	434,966	447,382
	China Gold International Resources Corp. Ltd. (2099 HK)	48,900	823,131
	China Gold International Resources Corp. Ltd. (CGG CN)	61,049	1,033,770
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	34,100	41,741
#*	China High Speed Transmission Equipment Group Co. Ltd.	73,000	16,720
	China Hongqiao Group Ltd.	432,000	1,640,215
††	China Huiyuan Juice Group Ltd.	110,500	4,986
Ω	China International Capital Corp. Ltd., Class H	64,000	174,115
#	China International Marine Containers Group Co. Ltd., Class H	156,020	142,609
	China Isotope & Radiation Corp., Class H	7,600	18,757
#	China Jinmao Holdings Group Ltd.	1,181,901	204,249
	China Kepei Education Group Ltd.	70,000	13,082
	China Lesso Group Holdings Ltd.	236,000	135,050
	China Lilang Ltd.	89,000	38,574
#*Ω	China Literature Ltd.	57,000	307,070
	China Medical System Holdings Ltd.	204,000	351,820
	China Meheco Group Co. Ltd., Class A	15,100	23,925
	China Meidong Auto Holdings Ltd.	146,000	33,212

		Shares	Value»
CHINA — (Continued)
	China Mengniu Dairy Co. Ltd.	428,000	$778,853
	China Merchants Port Holdings Co. Ltd.	250,664	485,475
	China Merchants Property Operation & Service Co. Ltd., Class A	12,900	20,785
	China Minsheng Banking Corp. Ltd., Class H	813,000	416,511
	China Modern Dairy Holdings Ltd.	540,000	84,143
	China National Accord Medicines Corp. Ltd., Class A	5,600	20,011
	China National Building Material Co. Ltd., Class H	331,749	235,096
	China National Gold Group Gold Jewellery Co. Ltd., Class A	18,100	21,006
	China National Medicines Corp. Ltd., Class A	6,000	25,129
*Ω	China New Higher Education Group Ltd.	176,144	27,882
	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	25,200	23,638
	China Nonferrous Mining Corp. Ltd.	195,000	359,667
*	China Oil & Gas Group Ltd.	920,000	20,636
	China Oilfield Services Ltd., Class H	278,000	271,398
	China Overseas Grand Oceans Group Ltd.	256,646	71,707
	China Overseas Land & Investment Ltd.	605,000	1,015,307
	China Petroleum Engineering Corp., Class A	89,200	44,665
	China Publishing & Media Co. Ltd., Class A	24,600	23,691

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Railway Group Ltd., Class H	546,000	$276,974
	China Railway Hi-tech Industry Co. Ltd., Class A	30,100	35,573
Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	109,693
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	26,521
	China Reinsurance Group Corp., Class H	1,202,000	244,110
	China Resources Beer Holdings Co. Ltd.	171,500	586,621
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,700	20,236
	China Resources Building Materials Technology Holdings Ltd.	358,000	77,856
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	16,200	43,847
	China Resources Gas Group Ltd.	147,800	406,424
	China Resources Land Ltd.	462,500	1,670,983
#	China Resources Medical Holdings Co. Ltd.	143,500	62,351
Ω	China Resources Pharmaceutical Group Ltd.	349,000	223,655
	China Risun Group Ltd.	252,000	75,851
*	China Sanjiang Fine Chemicals Co. Ltd.	118,000	37,307
*	China Shanshui Cement Group Ltd.	270,000	27,679
	China State Construction Development Holdings Ltd.	38,000	5,777

		Shares	Value»
CHINA — (Continued)
	China State Construction International Holdings Ltd.	368,000	$418,622
	China Sunshine Paper Holdings Co. Ltd.	134,000	28,950
	China Taiping Insurance Holdings Co. Ltd.	293,000	666,477
	China Tianying, Inc., Class A	27,400	22,603
Ω	China Tower Corp. Ltd., Class H	781,000	1,128,269
	China Traditional Chinese Medicine Holdings Co. Ltd.	582,000	175,324
#*	China Travel International Investment Hong Kong Ltd.	356,000	78,729
	China Tungsten & Hightech Materials Co. Ltd., Class A	7,670	25,257
*	China Vanke Co. Ltd., Class H	220,800	125,092
	China West Construction Group Co. Ltd., Class A	30,500	28,305
	China XLX Fertiliser Ltd.	112,000	105,680
	China Yongda Automobiles Services Holdings Ltd.	217,500	47,758
*Ω	China Youran Dairy Group Ltd.	466,000	194,680
	China Zheshang Bank Co. Ltd., Class H	444,599	144,834
#	Chinasoft International Ltd.	394,000	294,947
	Chongqing Department Store Co. Ltd., Class A	6,200	23,825
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	11,300	20,845
	Chongqing Gas Group Corp. Ltd., Class A	24,249	19,980
	Chongqing Machinery & Electric Co. Ltd., Class H	106,000	25,216

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Road & Bridge Co. Ltd., Class A	23,300	$22,177
	Chongqing Rural Commercial Bank Co. Ltd., Class H	468,000	384,880
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	18,200	21,613
	Chow Tai Seng Jewellery Co. Ltd., Class A	15,400	29,959
	CIMC Enric Holdings Ltd.	108,000	104,310
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	32,486
	CITIC Ltd.	305,000	471,417
	City Development Environment Co. Ltd., Class A	13,200	27,717
#*	CMGE Technology Group Ltd.	282,000	14,340
	CMST Development Co. Ltd., Class A	24,300	20,323
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	17,800	19,847
*	COFCO Biotechnology Co. Ltd., Class A	25,600	21,348
#*	COFCO Joycome Foods Ltd.	516,000	110,078
	COFCO Sugar Holding Co. Ltd., Class A	21,800	47,923
	Comba Telecom Systems Holdings Ltd.	182,000	68,674
	Concord New Energy Group Ltd.	1,150,000	56,993
	Continental Aerospace Technologies Holding Ltd.	570,000	9,794
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	164,000	231,869
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	28,300	28,949
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	22,344

		Shares	Value»
CHINA — (Continued)
	CRRC Corp. Ltd., Class H	317,000	$240,545
Ω	CSC Financial Co. Ltd., Class H	41,500	70,395
	CSG Holding Co. Ltd., Class A	33,700	22,536
	CSPC Pharmaceutical Group Ltd.	104,000	102,439
	CTS International Logistics Corp. Ltd., Class A	29,200	25,335
*	Daan Gene Co. Ltd., Class A	32,400	29,664
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	27,339
	Dashang Co. Ltd., Class A	15,266	37,768
	Deppon Logistics Co. Ltd., Class A	15,800	33,144
	Dian Diagnostics Group Co. Ltd., Class A	13,600	31,073
	Digital China Group Co. Ltd., Class A	6,400	38,745
*	Digital China Information Service Group Co. Ltd., Class A	17,900	47,782
	Dongfang Electric Corp. Ltd., Class H	42,800	104,432
	Dongguan Aohai Technology Co. Ltd., Class A	2,400	15,905
	Dongguan Development Holdings Co. Ltd., Class A	12,900	21,375
	Dongxing Securities Co. Ltd., Class A	23,800	42,385
	Dongyue Group Ltd.	306,000	393,692
	Dynagreen Environmental Protection Group Co. Ltd., Class H	62,000	43,507
	Eaglerise Electric & Electronic China Co. Ltd., Class A	9,500	34,181
	E-Commodities Holdings Ltd.	368,000	39,301
	Edvantage Group Holdings Ltd.	80,000	14,424

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	EEKA Fashion Holdings Ltd.	46,000	$46,421
*††	Elion Energy Co. Ltd., Class A	29,100	286
	Eternal Asia Supply Chain Management Ltd., Class A	53,500	38,277
#	Ever Sunshine Services Group Ltd.	126,000	28,312
Ω	Everbright Securities Co. Ltd., Class H	38,400	48,220
*Ω	Everest Medicines Ltd.	6,000	37,844
	Fangda Carbon New Material Co. Ltd., Class A	30,961	26,809
	Fangda Special Steel Technology Co. Ltd., Class A	37,300	31,049
*	Far East Smarter Energy Co. Ltd., Class A	35,300	38,686
	FAWER Automotive Parts Co. Ltd., Class A	15,600	12,320
	FESCO Group Co. Ltd., Class A	4,400	11,720
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	10,320	35,250
*	Financial Street Holdings Co. Ltd., Class A	71,300	30,276
#	Flat Glass Group Co. Ltd., Class H	54,000	84,905
	Fosun International Ltd.	23,500	14,907
	Fu Shou Yuan International Group Ltd.	221,000	83,603
#	Fufeng Group Ltd.	298,000	308,472
	Fujian Star-net Communication Co. Ltd., Class A	13,300	50,049
	Fujian Sunner Development Co. Ltd., Class A	21,500	51,211
	Gansu Energy Chemical Co. Ltd., Class A	83,500	30,398

		Shares	Value»
CHINA — (Continued)
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	67,400	$16,017
	Gansu Shangfeng Cement Co. Ltd., Class A	19,300	30,634
	Gansu Yasheng Industrial Group Co. Ltd., Class A	51,300	22,358
	GCL Energy Technology Co. Ltd., Class A	18,300	27,534
*	GDS Holdings Ltd. (9698 HK), Class A	49,400	220,099
	Geely Automobile Holdings Ltd.	757,000	1,795,838
*	Gemdale Corp., Class A	52,200	28,702
*	Genimous Technology Co. Ltd., Class A	28,400	36,400
*	Genscript Biotech Corp.	126,000	261,531
	GF Securities Co. Ltd., Class H	140,600	339,438
	Goldwind Science & Technology Co. Ltd., Class H	94,000	159,551
	Goodbaby International Holdings Ltd.	168,000	25,670
#	Grand Pharmaceutical Group Ltd.	167,000	177,792
*	Grandjoy Holdings Group Co. Ltd., Class A	48,600	20,313
	Great Wall Motor Co. Ltd., Class H	255,500	494,178
#	Greentown China Holdings Ltd.	213,500	228,508
#Ω	Greentown Management Holdings Co. Ltd.	102,000	39,658
	Greentown Service Group Co. Ltd.	254,000	145,917
	Guangdong Advertising Group Co. Ltd., Class A	27,400	32,756
	Guangdong Construction Engineering Group Co. Ltd., Class A	45,100	24,281

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	19,900	$27,973
*	Guangdong DFP New Material Group Co. Ltd.	47,100	32,259
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	11,900	31,804
	Guangdong Dongpeng Holdings Co. Ltd., Class A	10,200	10,178
	Guangdong Dowstone Technology Co. Ltd., Class A	15,500	53,721
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	7,000	16,659
	Guangdong Guanhao High-Tech Co. Ltd., Class A	30,200	13,793
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,900	22,006
	Guangdong Provincial Expressway Development Co. Ltd., Class A	15,200	24,810
	Guangdong Vanward New Electric Co. Ltd., Class A	16,800	27,286
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	16,100	34,234
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	61,700	23,268
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,400	39,134
	Guangshen Railway Co. Ltd., Class H	282,000	82,761
	Guangxi Liugong Machinery Co. Ltd., Class A	27,400	44,842

		Shares	Value»
CHINA — (Continued)
	Guangxi LiuYao Group Co. Ltd., Class A	7,200	$18,873
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	28,000	67,500
	Guangzhou Wondfo Biotech Co. Ltd., Class A	6,400	19,844
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	15,500	20,437
	Guilin Layn Natural Ingredients Corp., Class A	17,200	19,568
	Guizhou Chanhen Chemical Corp., Class A	6,900	33,117
	Guizhou Gas Group Corp. Ltd., Class A	22,400	22,199
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	34,800	25,195
	Guizhou Tyre Co. Ltd., Class A	34,100	23,916
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	48,100	25,801
*	Guizhou Zhenhua E-chem, Inc., Class A	13,700	28,570
*	Guoguang Electric Co. Ltd., Class A	13,500	30,108
	Guomai Technologies, Inc., Class A	10,500	16,638
#	Guoquan Food Shanghai Co. Ltd., Class H	46,000	22,766
Ω	Guotai Haitong Securities Co. Ltd., Class H	47,120	90,288
	Haier Smart Home Co. Ltd. (6690 HK), Class H	330,000	1,073,122
*	Hainan Haide Capital Management Co. Ltd., Class A	20,500	21,629
*	Hainan Meilan International Airport Co. Ltd., Class H	31,000	41,910

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Haitian International Holdings Ltd.	77,000	$210,405
	Hand Enterprise Solutions Co. Ltd., Class A	17,400	44,289
	Hangzhou GreatStar Industrial Co. Ltd.	6,900	29,903
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	6,160	28,232
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	14,520	17,977
*	Hangzhou Iron & Steel Co., Class A	18,500	23,733
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,200	35,469
	Hangzhou Onechance Tech Corp., Class A	7,200	30,831
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	14,900	57,869
	Hangzhou Robam Appliances Co. Ltd., Class A	14,000	38,475
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	3,100	18,551
	Hanwei Electronics Group Corp., Class A	9,600	75,914
	Harbin Electric Co. Ltd., Class H	158,000	259,798
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	16,900	30,808
*	Harbin Pharmaceutical Group Co. Ltd., Class A	25,900	13,334
	HBIS Resources Co. Ltd., Class A	10,900	28,762
	Health & Happiness H&H International Holdings Ltd.	54,500	84,785
	Hefei Urban Construction Development Co. Ltd., Class A	3,000	5,244

		Shares	Value»
CHINA — (Continued)
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	13,800	$21,890
	Helens International Holdings Co. Ltd.	52,000	6,698
	Henan Liliang Diamond Co. Ltd., Class A	6,400	34,575
	Henan Mingtai Al Industrial Co. Ltd., Class A	20,200	42,779
	Henan Pinggao Electric Co. Ltd., Class A	8,600	21,349
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,840	32,982
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	41,186
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	27,570
	Hengan International Group Co. Ltd.	75,500	264,423
	Hengtong Logistics Co. Ltd., Class A	8,100	11,288
	Hengyi Petrochemical Co. Ltd., Class A	35,500	33,438
	Hexing Electrical Co. Ltd., Class A	4,200	19,948
	Hitevision Co. Ltd., Class A	7,600	31,953
*	Hongyuan Green Energy Co. Ltd., Class A	12,600	52,225
*	Hopson Development Holdings Ltd.	70,893	28,759
	Horizon Construction Development Ltd.	101,000	14,546
	Huadian Heavy Industries Co. Ltd., Class A	10,800	11,268
	Huafu Fashion Co. Ltd., Class A	36,000	24,197
*	Huaihe Energy Group Co. Ltd., Class A	68,100	35,724
	Huapont Life Sciences Co. Ltd., Class A	24,200	16,641
Ω	Huatai Securities Co. Ltd., Class H	167,600	421,361

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huaxin Cement Co. Ltd. (6655 HK), Class H	47,800	$107,333
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	35,500	30,108
	Hubei Chutian Smart Communication Co. Ltd., Class A	20,700	11,840
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	6,000	21,133
	Hubei Yihua Chemical Industry Co. Ltd., Class A	11,300	22,048
	Hubei Zhenhua Chemical Co. Ltd., Class A	16,100	54,789
	Huishang Bank Corp. Ltd., Class H	135,800	58,352
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	53,300	27,054
	Hunan Gold Corp. Ltd., Class A	10,060	30,651
*	Hunan New Wellful Co. Ltd., Class A	24,600	21,718
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	68,200	114,585
*	HyUnion Holding Co. Ltd., Class A	23,200	29,194
	IKD Co. Ltd., Class A	17,400	55,382
	Infore Environment Technology Group Co. Ltd., Class A	39,700	38,429
	Inmyshow Digital Technology Group Co. Ltd., Class A	30,000	26,217
	Inner Mongolia Berun Chemical Co. Ltd., Class A	32,500	30,871
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	7,900	28,067
	Inspur Digital Enterprise Technology Ltd.	38,000	38,448
	Intron Technology Holdings Ltd.	46,000	12,250
#*	iQIYI, Inc., ADR	85,914	198,461
	Jade Bird Fire Co. Ltd., Class A	19,920	31,351

		Shares	Value»
CHINA — (Continued)
	Jangho Group Co. Ltd., Class A	27,400	$29,856
	Jason Furniture Hangzhou Co. Ltd., Class A	6,300	27,283
*Ω	JD Logistics, Inc.	266,400	434,286
	Jiang Su Suyan Jingshen Co. Ltd., Class A	17,200	26,012
	Jiangling Motors Corp. Ltd., Class A	9,400	26,539
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	31,400	29,398
	Jiangsu Azure Corp., Class A	17,900	48,338
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	56,000	28,873
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	8,600	20,714
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	28,900	51,992
*	Jiangsu General Science Technology Co. Ltd., Class A	27,500	17,163
	Jiangsu Guomao Reducer Co. Ltd., Class A	17,300	39,731
	Jiangsu Huachang Chemical Co. Ltd., Class A	23,300	20,499
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	22,243
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,500	17,868
	Jiangsu Lihua Foods Group Co. Ltd.	7,900	23,254
	Jiangsu Linyang Energy Co. Ltd., Class A	25,900	21,268
	Jiangsu Pacific Quartz Co. Ltd., Class A	6,800	39,440

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	11,400	$14,906
	Jiangsu Shentong Valve Co. Ltd., Class A	12,800	25,040
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,900	26,696
	Jiangsu Soho High Hope Group Corp., Class A	56,400	22,520
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	35,860	26,115
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	34,600	21,582
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	90,600	36,022
	Jiangxi Ganyue Expressway Co. Ltd., Class A	32,800	24,664
	Jiangxi Guotai Group Co. Ltd., Class A	13,300	24,222
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	13,200	19,052
	Jiayin Group, Inc., ADR	2,355	22,255
*	Jihua Group Corp. Ltd., Class A	67,000	34,008
*	Jilin Chemical Fibre, Class A	39,400	22,614
*††	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	35,652	1,422
#*††	Jinchuan Group International Resources Co. Ltd	425,000	13,126
	Jingjin Equipment, Inc., Class A	7,900	16,937
*	Jinke Smart Services Group Co. Ltd., Class H	29,900	26,435

		Shares	Value»
CHINA — (Continued)
#	JinkoSolar Holding Co. Ltd., ADR	8,667	$217,628
	Jinlei Technology Co. Ltd., Class A	10,000	41,197
	Jinmao Property Services Co. Ltd.	15,891	5,715
#Ω	Jinxin Fertility Group Ltd.	240,000	75,918
	Jinyu Bio-Technology Co. Ltd., Class A	23,800	36,076
	Jiuzhitang Co. Ltd., Class A	16,100	22,646
	Jizhong Energy Resources Co. Ltd., Class A	31,400	27,059
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,100	24,017
*	Joy City Property Ltd.	738,000	56,040
	JS Corrugating Machinery Co. Ltd., Class A	15,100	26,551
*Ω	JS Global Lifestyle Co. Ltd.	189,500	43,421
	JSTI Group, Class A	22,800	26,989
	Juewei Food Co. Ltd., Class A	8,600	16,510
	Jutal Offshore Oil Services Ltd.	94,000	6,896
	Kailuan Energy Chemical Co. Ltd., Class A	9,400	8,628
	Kaishan Group Co. Ltd., Class A	16,700	37,646
	Kangji Medical Holdings Ltd.	59,000	68,326
*	KBC Corp. Ltd., Class A	4,419	19,577
	Keda Industrial Group Co. Ltd., Class A	10,800	19,899
	Keshun Waterproof Technologies Co. Ltd., Class A	33,700	23,685
	Kinetic Development Group Ltd.	442,000	83,069
	Kingboard Holdings Ltd.	115,000	412,025
#	Kingboard Laminates Holdings Ltd.	110,500	185,001
	Kingfa Sci & Tech Co. Ltd., Class A	8,700	24,736
*	Kingsoft Cloud Holdings Ltd.	64,000	53,758

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	KPC Pharmaceuticals, Inc., Class A	10,700	$20,469
	Kuangda Technology Group Co. Ltd., Class A	42,400	36,959
	Kunlun Energy Co. Ltd.	756,000	694,904
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	26,900	32,933
	Lao Feng Xiang Co. Ltd., Class A	5,000	33,883
	Laobaixing Pharmacy Chain JSC, Class A	9,100	21,230
	Launch Tech Co. Ltd., Class H	33,500	37,894
	Lee & Man Chemical Co. Ltd.	38,000	23,045
	Lee & Man Paper Manufacturing Ltd.	299,000	105,683
*Ω	Legend Holdings Corp., Class H	84,000	108,574
	Lenovo Group Ltd.	214,000	312,194
	Leo Group Co. Ltd., Class A	28,300	21,217
	Leoch International Technology Ltd.	116,000	21,348
*	Li Auto, Inc. (2015 HK), Class A	73,300	760,639
	Li Ning Co. Ltd.	352,500	766,411
	Lianhe Chemical Technology Co. Ltd., Class A	24,900	41,409
	Liaoning Port Co. Ltd., Class H	284,000	33,242
	Lier Chemical Co. Ltd., Class A	13,600	24,255
*	Lifetech Scientific Corp.	370,000	95,794
	Lingbao Gold Group Co. Ltd., Class H	26,000	54,426
	Livzon Pharmaceutical Group, Inc., Class H	6,400	25,739
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	8,100	27,831
#	LK Technology Holdings Ltd.	22,500	10,678
	Loncin Motor Co. Ltd., Class A	26,700	51,114

		Shares	Value»
CHINA — (Continued)
Ω	Longfor Group Holdings Ltd.	229,089	$282,978
	Longshine Technology Group Co. Ltd., Class A	8,900	22,375
	Lucky Harvest Co. Ltd., Class A	8,580	48,622
	Luoniushan Co. Ltd., Class A	25,900	26,717
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,700	64,581
*Ω	Luye Pharma Group Ltd.	231,000	93,589
*	Maanshan Iron & Steel Co. Ltd., Class H	68,000	22,322
	Maccura Biotechnology Co. Ltd., Class A	14,000	23,023
Ω	Maoyan Entertainment	58,160	49,742
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	66,600	52,660
	Mesnac Co. Ltd., Class A	22,100	26,811
	Metallurgical Corp. of China Ltd., Class H	528,000	160,895
	M-Grass Ecology & Environment Group Co. Ltd., Class A	29,600	17,337
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	1,600	13,375
*	Minmetals Development Co. Ltd., Class A	21,300	27,387
*	Minmetals Land Ltd.	340,000	41,233
	Minth Group Ltd.	142,000	630,099
	MLS Co. Ltd., Class A	24,900	30,520
*	MMG Ltd.	487,199	432,366
*Ω	Mobvista, Inc.	49,000	112,461
	Moon Environment Technology Co. Ltd., Class A	19,760	39,474
#	Morimatsu International Holdings Co. Ltd.	56,000	71,693
	Nanhua Futures Co. Ltd., Class A	12,200	35,775

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	NanJi E-Commerce Co. Ltd., Class A	28,700	$14,258
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,400	44,677
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	55,362
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	7,800	11,016
	Nanjing Pharmaceutical Co. Ltd., Class A	31,500	22,400
*	Nanjing Tanker Corp., Class A	66,500	30,544
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	9,900	33,282
	NetDragon Websoft Holdings Ltd.	54,000	84,360
	Neusoft Corp., Class A	20,400	30,175
	New China Life Insurance Co. Ltd., Class H	153,600	970,692
	Newland Digital Technology Co. Ltd., Class A	4,000	15,491
	Nexteer Automotive Group Ltd.	193,000	167,302
*	Nine Dragons Paper Holdings Ltd.	280,000	200,559
	Ningbo Boway Alloy Material Co. Ltd., Class A	8,400	25,814
	Ningbo Huaxiang Electronic Co. Ltd., Class A	10,600	49,421
	Ningbo Jintian Copper Group Co. Ltd., Class A	30,400	49,433
	Ningbo Peacebird Fashion Co. Ltd., Class A	11,800	23,753
*	Ningbo Shanshan Co. Ltd., Class A	38,300	74,016
	Ningbo Xusheng Group Co. Ltd., Class A	12,600	26,673
	Ningbo Yunsheng Co. Ltd., Class A	10,700	21,462

		Shares	Value»
CHINA — (Continued)
	NKY Medical Holdings Ltd., Class A	13,700	$31,950
	Norinco International Cooperation Ltd., Class A	22,300	35,045
	North Chemical Industries Co. Ltd., Class A	15,200	43,005
	North China Pharmaceutical Co. Ltd., Class A	34,500	29,110
	North Huajin Chemical Industries Co. Ltd., Class A	38,800	27,716
	Northeast Pharmaceutical Group Co. Ltd., Class A	35,500	27,685
	Northeast Securities Co. Ltd., Class A	28,400	36,268
*	Nuode New Materials Co. Ltd., Class A	10,200	10,154
	Offshore Oil Engineering Co. Ltd., Class A	29,400	22,513
	Onewo, Inc., Class H	31,900	91,650
	Opple Lighting Co. Ltd., Class A	7,800	19,074
	ORG Technology Co. Ltd., Class A	58,200	49,250
	Orient International Enterprise Ltd., Class A	9,500	11,166
Ω	Orient Securities Co. Ltd., Class H	164,400	153,185
*	Oriental Energy Co. Ltd., Class A	17,600	20,349
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	9,700	21,476
*	PCI Technology Group Co. Ltd., Class A	40,700	39,276
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	164,500	0
	PharmaBlock Sciences Nanjing, Inc., Class A	5,300	31,829
	PhiChem Corp., Class A	13,700	45,168
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	21,000	25,092

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Polaris Bay Group Co. Ltd., Class A	19,700	$20,385
	Poly Property Group Co. Ltd.	201,637	47,968
*	Porton Pharma Solutions Ltd., Class A	6,900	25,838
	Prinx Chengshan Holdings Ltd.	20,000	18,274
	Pylon Technologies Co. Ltd., Class A	3,881	36,189
	Q Technology Group Co. Ltd.	123,000	221,191
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	21,100	40,710
	Qingdao East Steel Tower Stock Co. Ltd., Class A	38,100	94,561
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	15,338
	Qingdao Gon Technology Co. Ltd., Class A	3,600	25,947
Ω	Qingdao Port International Co. Ltd., Class H	87,000	79,531
	Qingdao Rural Commercial Bank Corp., Class A	127,700	57,814
	Qingdao Sentury Tire Co. Ltd., Class A	8,600	23,496
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	13,100	17,656
	Qinhuangdao Port Co. Ltd., Class H	74,500	27,900
	Rainbow Digital Commercial Co. Ltd., Class A	38,250	29,037
	Renhe Pharmacy Co. Ltd., Class A	26,500	23,134
	Rianlon Corp., Class A	6,700	37,721
	Riyue Heavy Industry Co. Ltd., Class A	12,300	25,134
	Rizhao Port Co. Ltd., Class A	56,400	25,213

		Shares	Value»
CHINA — (Continued)
*	RongFa Nuclear Equipment Co. Ltd., Class A	49,300	$54,771
	Runjian Co. Ltd., Class A	3,100	19,173
	Sanjiang Shopping Club Co. Ltd., Class A	12,600	24,530
	Sanquan Food Co. Ltd., Class A	7,110	11,158
*	Sansteel Minguang Co. Ltd. Fujian, Class A	54,900	34,571
	Sansure Biotech, Inc., Class A	9,291	28,777
#	Sany Heavy Equipment International Holdings Co. Ltd.	209,000	197,305
*	Seazen Group Ltd.	496,000	139,739
*	Seazen Holdings Co. Ltd., Class A	16,700	33,340
*††	S-Enjoy Service Group Co. Ltd.	63,000	8,513
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	44,500	23,702
*	Shaanxi Heimao Coking Co. Ltd., Class A	58,400	34,881
	Shandong Bohui Paper Industrial Co. Ltd., Class A	30,100	21,121
	Shandong Dongyue Silicone Material Co. Ltd., Class A	23,500	30,673
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	14,900	12,799
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	46,100	24,107
	Shandong Humon Smelting Co. Ltd., Class A	11,000	20,415
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	10,900	26,762

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Jinjing Science & Technology Co. Ltd., Class A	31,900	$23,541
	Shandong Linglong Tyre Co. Ltd., Class A	9,700	20,978
	Shandong Lukang Pharma, Class A	17,900	25,217
	Shandong Pharmaceutical Glass Co. Ltd., Class A	6,300	18,518
	Shandong Publishing & Media Co. Ltd., Class A	16,300	19,152
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	2,000	20,818
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	284,000	198,797
	Shandong WIT Dyne Health Co. Ltd., Class A	6,000	28,807
	Shandong Xiantan Co. Ltd., Class A	11,300	10,007
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	32,000	28,648
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	10,300	13,015
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	15,500	17,976
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	10,800	23,967
	Shanghai Bright Meat Group Co. Ltd., Class A	27,000	25,838
	Shanghai Construction Group Co. Ltd., Class A	62,100	24,611
	Shanghai Datun Energy Resources Co. Ltd., Class A	13,300	25,814

		Shares	Value»
CHINA — (Continued)
	Shanghai Environment Group Co. Ltd., Class A	21,400	$24,973
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	11,500	35,225
	Shanghai Gench Education Group Ltd.	16,500	5,686
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	6,400	22,478
	Shanghai Huayi Group Co. Ltd., Class A	22,900	25,597
	Shanghai Industrial Holdings Ltd.	81,000	142,188
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	8,700	27,527
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	24,600	21,337
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	65,915
*	Shanghai Milkground Food Tech Co. Ltd., Class A	8,700	31,289
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	122,400	184,292
	Shanghai Pret Composites Co. Ltd., Class A	17,300	32,727
	Shanghai QiFan Cable Co. Ltd., Class A	9,600	25,310
	Shanghai Runda Medical Technology Co. Ltd., Class A	10,500	24,854
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	12,100	17,720
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,400	36,341

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	$49,191
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	11,000	16,911
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	45,100	29,989
	Shanghai Zhonggu Logistics Co. Ltd., Class A	26,300	40,892
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	15,300	16,986
	Shantui Construction Machinery Co. Ltd., Class A	17,600	28,632
	Shanxi Blue Flame Holding Co. Ltd., Class A	27,000	27,491
	Shanxi Coal International Energy Group Co. Ltd., Class A	14,800	22,969
*	Shanxi Guoxin Energy Corp. Ltd., Class A	51,440	25,543
	Shanxi Hi-speed Group Co. Ltd., Class A	32,600	23,752
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	25,480	24,106
*	Shanxi Lu’an Chemical Technology Co. Ltd., Class A	30,500	12,314
*	Shanxi Meijin Energy Co. Ltd., Class A	37,100	27,329
	Shanxi Securities Co. Ltd., Class A	33,600	30,240
	Shenma Industry Co. Ltd., Class A	26,406	36,876
	Shenzhen Agricultural Power Group Co. Ltd., Class A	12,300	14,775
	Shenzhen Airport Co. Ltd., Class A	36,800	37,363
	Shenzhen Aisidi Co. Ltd., Class A	14,000	24,408

		Shares	Value»
CHINA — (Continued)
	Shenzhen Center Power Tech Co. Ltd., Class A	10,500	$33,819
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	20,519
	Shenzhen Colibri Technologies Co. Ltd., Class A	11,800	36,952
	Shenzhen Das Intellitech Co. Ltd., Class A	65,900	30,310
	Shenzhen Desay Battery Technology Co., Class A	5,980	23,622
*	Shenzhen Dynanonic Co. Ltd., Class A	5,800	37,452
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	8,300	44,351
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	18,500	18,728
	Shenzhen Gas Corp. Ltd., Class A	31,800	30,038
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	18,500	31,053
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,500	16,253
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,200	47,502
#	Shenzhen International Holdings Ltd	285,521	295,968
	Shenzhen Invt Electric Co. Ltd., Class A	20,200	25,576
*	Shenzhen Jinjia Group Co. Ltd., Class A	40,200	25,220
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	20,703
	Shenzhen Kedali Industry Co. Ltd., Class A	1,200	30,391

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	9,100	$21,025
	Shenzhen Kinwong Electronic Co. Ltd., Class A	3,000	30,587
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	21,337
	Shenzhen Leaguer Co. Ltd., Class A	19,200	24,898
	Shenzhen Microgate Technology Co. Ltd., Class A	16,900	30,149
	Shenzhen MTC Co. Ltd., Class A	47,100	40,725
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	67,000	29,311
	Shenzhen Noposin Crop Science Co. Ltd., Class A	11,900	20,398
	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	104,000	27,306
	Shenzhen SC New Energy Technology Corp., Class A	4,900	65,062
	Shenzhen Senior Technology Material Co. Ltd., Class A	20,700	41,430
	Shenzhen Tagen Group Co. Ltd., Class A	43,000	22,905
	Shenzhen Topband Co. Ltd., Class A	16,700	32,378
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	11,800	45,861
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,600	31,987
*	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	26,234
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	46,046

		Shares	Value»
CHINA — (Continued)
	Shenzhou International Group Holdings Ltd.	84,000	$725,072
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	9,600	31,140
	Shinva Medical Instrument Co. Ltd., Class A	13,920	30,401
††	Shouhang High-Tech Energy Co. Ltd., Class A	26,100	257
	Shui On Land Ltd.	685,000	62,500
*	Sichuan Chengfei Integration Technology Corp., Class A	7,000	41,693
	Sichuan EM Technology Co. Ltd., Class A	18,700	52,394
*	Sichuan Haite High-tech Co. Ltd., Class A	9,300	16,404
	Sichuan Hebang Biotechnology Co. Ltd., Class A	93,900	28,764
*	Sichuan Lutianhua Co. Ltd., Class A	21,500	12,965
	Sichuan New Energy Power Co. Ltd., Class A	14,800	25,583
	Sichuan Yahua Industrial Group Co. Ltd., Class A	16,200	46,281
	Sihuan Pharmaceutical Holdings Group Ltd.	389,000	74,145
	SIIC Environment Holdings Ltd. (807 HK)	64,000	9,220
	SIIC Environment Holdings Ltd. (SIIC SP)	349,300	48,040
Ω	Simcere Pharmaceutical Group Ltd.	43,000	68,488
	Sinofert Holdings Ltd.	518,000	101,293
	Sinoma Science & Technology Co. Ltd., Class A	6,200	30,195

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinomach Automobile Co. Ltd., Class A	21,100	$18,496
	Sinomach Precision Industry Group Co. Ltd., Class A	7,100	28,582
	Sinopec Engineering Group Co. Ltd., Class H	269,000	253,399
*	Sinopec Oilfield Equipment Corp., Class A	28,700	29,316
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	358,000	61,274
	Sinopharm Group Co. Ltd., Class H	186,000	463,617
	Sino-Platinum Metals Co. Ltd., Class A	10,790	25,216
	Sinosteel Engineering & Technology Co. Ltd., Class A	25,100	22,582
	Sinosteel New Materials Co. Ltd., Class A	20,200	31,101
	Sinotrans Ltd., Class H	409,000	278,002
	Sinotruk Jinan Truck Co. Ltd., Class A	19,900	50,773
#*	Skyworth Group Ltd.	36,000	18,244
Ω	Smoore International Holdings Ltd.	29,000	48,840
	Snowsky Salt Industry Group Co. Ltd., Class A	29,900	23,960
	Sobute New Materials Co. Ltd., Class A	6,400	9,270
	Southern Publishing & Media Co. Ltd., Class A	10,600	21,076
*	SPIC Yuanda Environmental-Protection Co. Ltd., Class A	13,000	24,414
#	SSY Group Ltd.	218,000	87,024
	Stanley Agricultural Group Co. Ltd., Class A	24,600	33,708
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	29,900	30,204
	STO Express Co. Ltd., Class A	17,500	38,092

		Shares	Value»
CHINA — (Continued)
	Sumec Corp. Ltd., Class A	11,800	$18,759
	Sun Art Retail Group Ltd.	397,500	96,595
	Sun King Technology Group Ltd.	130,000	33,814
	Sunflower Pharmaceutical Group Co. Ltd., Class A	10,100	20,720
*	Sunshine Lake Pharma Co. Ltd.	23,620	139,216
	Sunstone Development Co. Ltd., Class A	10,700	37,036
	Suntak Technology Co. Ltd., Class A	16,600	33,232
	Sunward Intelligent Equipment Co. Ltd., Class A	17,400	32,402
	Sunwoda Electronic Co. Ltd., Class A	11,500	57,970
	Suofeiya Home Collection Co. Ltd., Class A	10,900	19,938
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	22,108
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	4,000	38,506
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	28,600	23,900
	Symphony Holdings Ltd.	280,000	54,121
*	Tangrenshen Group Co. Ltd., Class A	26,800	17,977
	TangShan Port Group Co. Ltd., Class A	58,200	32,497
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	20,430
	Tayho Advanced Materials Group Co. Ltd., Class A	24,900	35,137
	TCL Electronics Holdings Ltd.	176,000	208,968
	TDG Holdings Co. Ltd., Class A	25,500	36,835

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Three’s Co. Media Group Co. Ltd., Class A	6,200	$25,107
	Tian An China Investment Co. Ltd.	81,000	47,346
	Tian Di Science & Technology Co. Ltd., Class A	50,500	42,436
*††	Tian Shan Development Holding Ltd.	62,000	0
	Tiande Chemical Holdings Ltd.	56,000	10,329
	Tiangong International Co. Ltd.	254,000	96,191
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	66,000	36,220
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	75,500	40,545
	Tianjin Port Co. Ltd., Class A	34,400	23,254
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,400	25,457
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	33,800	20,173
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	32,500	30,018
*	Tianma Microelectronics Co. Ltd., Class A	33,800	46,160
#*	Tianqi Lithium Corp., Class H	22,000	135,236
	Tianrun Industry Technology Co. Ltd., Class A	30,100	26,956
	Tianshan Aluminum Group Co. Ltd., Class A	25,900	48,641
	Tinergy Chemical Co. Ltd., Class A	61,200	48,006
	Titan Wind Energy Suzhou Co. Ltd., Class A	20,900	22,504

		Shares	Value»
CHINA — (Continued)
	Tofflon Science & Technology Group Co. Ltd., Class A	15,300	$36,463
	Toly Bread Co. Ltd., Class A	25,900	19,845
	Tong Ren Tang Technologies Co. Ltd., Class H	110,000	65,642
	Tongcheng Travel Holdings Ltd.	51,200	140,892
	Tongguan Gold Group Ltd.	82,000	28,549
	Tongyu Heavy Industry Co. Ltd., Class A	63,900	27,668
	Topsec Technologies Group, Inc., Class A	35,600	52,177
Ω	Topsports International Holdings Ltd.	326,000	129,202
	TravelSky Technology Ltd., Class H	131,000	172,396
*	Triumph New Energy Co. Ltd., Class H	22,000	12,346
	Tsingtao Brewery Co. Ltd., Class H	26,000	175,722
	TSP Wind Power Group Co. Ltd.	12,900	15,383
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	82,400	811
	Unilumin Group Co. Ltd., Class A	32,500	33,689
	Uni-President China Holdings Ltd.	160,000	173,223
††	Untrade.China Dili	516,800	8,234
	Valiant Co. Ltd., Class A	18,300	36,033
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	8,300	24,256
	Vatti Corp. Ltd., Class A	9,200	8,265
	Vipshop Holdings Ltd., ADR	49,285	861,995
*	Visionox Technology, Inc., Class A	27,100	32,295
*Ω	Viva Biotech Holdings .	265,500	83,269
	Wangneng Environment Co. Ltd., Class A	8,300	19,944

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wanxiang Qianchao Co. Ltd., Class A	31,340	$55,343
	Wasion Holdings Ltd.	98,000	157,678
	Wasu Media Holding Co. Ltd., Class A	36,300	40,262
	Weichai Power Co. Ltd., Class H	259,000	535,171
	Weifu High-Technology Group Co. Ltd., Class A	9,600	28,967
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	13,600	19,559
	Wellhope Foods Co. Ltd., Class A	18,100	19,518
	Wencan Group Co. Ltd., Class A	6,200	18,841
#	West China Cement Ltd.	528,000	201,778
	Windey Energy Technology Group Co. Ltd., Class A	11,000	28,243
	Winner Medical Co. Ltd., Class A	4,200	24,385
*	Wuhan P&S Information Technology Co. Ltd., Class A	17,000	26,752
	Wuhu Token Science Co. Ltd., Class A	27,900	24,337
	Wushang Group Co. Ltd., Class A	20,400	28,639
*Ω	Wuxi Biologics Cayman, Inc.	14,000	65,297
	Wuxi Boton Technology Co. Ltd., Class A	10,500	34,383
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	17,800	38,699
	Wuxi Paike New Materials Technology Co. Ltd., Class A	3,200	31,417
	Wuxi Rural Commercial Bank Co. Ltd., Class A	30,400	25,940
	Wuxi Taiji Industry Ltd. Co., Class A	21,300	25,958

		Shares	Value»
CHINA — (Continued)
#*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	91,500	$11,781
	Xiamen Bank Co. Ltd., Class A	57,200	56,688
	Xiamen Changelight Co. Ltd., Class A	14,500	24,358
	Xiamen Kingdomway Group Co., Class A	8,500	24,119
	Xiamen Xiangyu Co. Ltd., Class A	31,700	36,998
	Xiandai Investment Co. Ltd., Class A	19,900	11,853
	Xianhe Co. Ltd., Class A	7,900	25,395
	Xilinmen Furniture Co. Ltd., Class A	7,900	18,992
	Xinfengming Group Co. Ltd., Class A	25,400	56,776
	Xingfa Aluminium Holdings Ltd.	46,000	46,072
	Xinjiang Communications Construction Group Co. Ltd., Class A	13,200	35,098
	Xinjiang Joinworld Co. Ltd., Class A	10,900	12,421
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	41,700	27,609
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	23,700	30,258
	Xinxiang Chemical Fiber Co. Ltd., Class A	42,300	26,009
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	78,600	47,834
	Xinyi Energy Holdings Ltd.	762,936	124,568
	Xinyi Solar Holdings Ltd.	710,037	327,183
*	Xinzhi Group Co. Ltd., Class A	7,200	28,977
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,900	33,544
	Xtep International Holdings Ltd.	275,817	199,723

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yangling Metron New Material, Inc., Class A	8,680	$20,318
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	19,500	89,360
#	Yankuang Energy Group Co. Ltd., Class H	486,400	667,752
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,300	19,034
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	9,300	21,845
	Yechiu Metal Recycling China Ltd., Class A	67,200	29,564
	Yeebo International Holdings Ltd.	100,000	56,494
	Yifan Pharmaceutical Co. Ltd., Class A	13,300	24,618
	Yihai International Holding Ltd.	36,000	55,235
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,000	22,617
	Yonfer Agricultural Technology Co. Ltd., Class A	13,200	27,595
	Yongjin Technology Group Co. Ltd.	9,000	23,190
	YongXing Special Materials Technology Co. Ltd., Class A	5,500	38,031
	Yotrio Group Co. Ltd., Class A	60,200	32,657
*	Youcare Pharmaceutical Group Co. Ltd., Class A	9,628	29,321
	Youngy Co. Ltd., Class A	6,000	40,070
	Youzu Interactive Co. Ltd., Class A	19,500	35,344
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	15,900	21,766

		Shares	Value»
CHINA — (Continued)
	Yuexiu Property Co. Ltd.	242,000	$139,329
	Yueyang Forest & Paper Co. Ltd., Class A	45,200	28,282
	Yum China Holdings, Inc. (YUMC US)	6,405	277,080
	YUNDA Holding Group Co. Ltd., Class A	31,300	32,051
	Yunnan Energy Investment Co. Ltd., Class A	7,600	12,981
	Yunnan Tin Co. Ltd., Class A	12,900	42,989
	Yusys Technologies Co. Ltd., Class A	14,600	49,188
	ZBOM Home Collection Co. Ltd., Class A	11,500	15,038
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	16,600	33,117
	Zhejiang Communications Technology Co. Ltd., Class A	36,540	21,465
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,300	19,270
	Zhejiang Crystal-Optech Co. Ltd., Class A	7,400	25,975
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	19,300	36,912
*	Zhejiang Dun’An Artificial Environment Co. Ltd., Class A	14,100	27,335
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	7,600	14,710
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	15,800	21,094

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»

CHINA — (Continued)
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	16,200	$17,891
	Zhejiang Hailiang Co. Ltd., Class A	25,700	41,571
	Zhejiang HangKe Technology, Inc. Co., Class A	5,930	27,252
	Zhejiang Hangmin Co. Ltd., Class A	13,800	13,868
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	11,500	18,119
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	24,507
	Zhejiang Huangma Technology Co. Ltd., Class A	13,600	34,874
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	32,471
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,600	51,646
	Zhejiang Jingu Co. Ltd., Class A	17,100	24,897
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	40,800
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,500	29,447
	Zhejiang Medicine Co. Ltd., Class A	10,500	21,502
*	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	29,743
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,700	19,633
	Zhejiang Runtu Co. Ltd., Class A	22,300	22,948
	Zhejiang Semir Garment Co. Ltd., Class A	32,200	24,479

		Shares	Value»

CHINA — (Continued)
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	27,080	$20,864
	Zhejiang Southeast Space Frame Co. Ltd., Class A	16,800	10,980
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	28,400	28,892
	Zhejiang Taihua New Material Group Co. Ltd., Class A	9,200	11,440
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,500	20,260
	Zhejiang Wanliyang Co. Ltd., Class A	23,600	29,887
	Zhejiang Wanma Co. Ltd., Class A	20,500	51,762
	Zhejiang Wansheng Co. Ltd., Class A	7,900	12,590
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	15,446
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	18,643
	Zhejiang Yasha Decoration Co. Ltd., Class A	30,000	17,003
	Zhende Medical Co. Ltd., Class A	2,900	38,747
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	43,800	33,218
	Zhewen Interactive Group Co. Ltd., Class A	17,700	21,755
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	139,000	299,290
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	8,700	25,683
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	28,500	49,121

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhongsheng Group Holdings Ltd.	159,500	$251,786
	Zhongtong Bus Holding Co. Ltd., Class A	14,200	23,459
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	213,500	50,094
	Zhuhai Huafa Properties Co. Ltd., Class A	46,300	32,024
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	45,800	232,761
	Zhuzhou Kibing Group Co. Ltd., Class A	51,400	51,299
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	26,900	18,191
#Ω	ZJLD Group, Inc.	57,400	64,501
	ZMJ Group Co. Ltd., Class H	53,400	147,410
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	269,800	260,501
	ZTO Express Cayman, Inc. (2057 HK)	51,950	958,414

TOTAL CHINA			71,712,944

COLOMBIA — (0.0%)
*	Corp. Financiera Colombiana SA	40,546	191,650

DENMARK — (1.9%)
	Alm Brand AS	271,061	762,847
*	Bavarian Nordic AS	15,364	567,674
	D/S Norden AS	8,097	323,630
*	Dfds AS	4,732	66,721
	FLSmidth & Co. AS	12,486	972,405
	Foroya Banki P	1,321	44,633
*	GN Store Nord AS	18,901	330,968
	GronlandsBANKEN AS	210	28,370
	H Lundbeck AS (HLUNA DC), Class A	9,961	56,252
	H Lundbeck AS (HLUNB DC)	75,924	553,724
#*	H&H International AS, Class B	3,666	50,357
	ISS AS	44,132	1,390,992

		Shares	Value»

DENMARK — (Continued)
	Jyske Bank AS	10,324	$1,213,454
#	Matas AS	11,962	237,467
*	Nilfisk Holding AS	3,486	57,863
*	NKT AS	12,922	1,446,499
	Per Aarsleff Holding AS	6,619	751,611
	Ringkjoebing Landbobank AS	6,980	1,578,680
	Rockwool AS, Class A	14,160	485,011
	Rockwool AS, Class B	26,200	897,761
Ω	Scandinavian Tobacco Group AS	15,363	203,684
	Schouw & Co. AS	4,385	403,166
#	Solar AS, Class B	556	17,641
	SP Group AS	2,842	128,175
	Sparekassen Sjaelland-Fyn AS	4,899	254,880
	Sydbank AS	19,199	1,639,043
#	TORM PLC, Class A	9,843	212,321
	Tryg AS	21,310	525,270
	UIE PLC	971	47,204
	Vestjysk Bank AS	80,172	87,912

TOTAL DENMARK			15,336,215

FINLAND — (1.6%)
	Aktia Bank OYJ	11,821	145,785
	Alandsbanken Abp, Class B	2,284	119,259
	Anora Group OYJ	7,486	27,145
	Apetit OYJ	1,113	17,959
	Atria OYJ	3,506	55,404
	Bittium OYJ	5,009	98,210
	Digia OYJ	4,078	28,486
#Ω	Enento Group OYJ	916	16,286
#	Fiskars OYJ Abp	8,676	130,815
#	Fortum OYJ	89,128	1,987,547
#*	Glaston OYJ Abp	4,426	5,833
	Hiab OYJ	9,901	548,320
	Huhtamaki OYJ	25,055	842,019
	Kalmar OYJ, Class B	10,303	426,851
	Kemira OYJ	28,847	634,901
	Kesko OYJ (KESKOA FH), Class A	2,480	53,010
	Kesko OYJ (KESKOB FH), Class B	10,199	215,144
	Konecranes OYJ	13,010	1,284,186
	Lassila & Tikanoja OYJ	2,081	23,837
*	Lindex Group OYJ	15,071	47,012
	Mandatum OYJ	91,786	658,313

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Metsa Board OYJ (METSA FH), Class A	2,149	$11,763
	Neste OYJ	17,812	369,077
	NoHo Partners OYJ	1,625	16,719
#	Oma Saastopankki OYJ	1,150	14,531
	Oriola OYJ (OKDBV FH), Class B	11,313	15,395
#	Outokumpu OYJ	54,563	234,682
	Pihlajalinna OYJ	6,174	106,070
	Ponsse OYJ	730	21,375
	Raisio OYJ, Class V	23,694	68,697
	Sanoma OYJ	19,907	243,313
	Scanfil OYJ	3,530	44,520
*	SRV Group OYJ	786	4,765
	Taaleri PLC	2,423	20,112
	Teleste OYJ	3,463	16,172
Ω	Terveystalo OYJ	22,008	236,760
	TietoEVRY OYJ	11,880	254,986
#	Tokmanni Group Corp	2,713	26,818
	UPM-Kymmene OYJ	79,119	2,122,945
#	Valmet OYJ	34,864	1,134,428
	Wartsila OYJ Abp	11,335	370,861
*	YIT OYJ	27,688	93,590

TOTAL FINLAND			12,793,901

FRANCE — (3.2%)
*	74Software SA	2,602	107,330
	Accor SA	4,281	217,787
*	Alstom SA	81,487	2,037,793
	Alten SA	1,275	105,003
Ω	Amundi SA	10,773	798,628
	Arkema SA	9,611	570,535
	Aubay	368	21,223
Ω	Ayvens SA	29,682	395,996
#	Beneteau SACA	6,175	59,521
	Boiron SA	407	13,182
	Bonduelle SCA	2,599	26,633
	Bouygues SA	43,820	1,977,952
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	42,908
	Carrefour SA	100,055	1,506,923
	Carrefour SA, BDR	8,231	130,537
	CBo Territoria	2,460	10,321
	Cie des Alpes	6,017	138,033
	Cie Generale des Etablissements Michelin SCA	11,805	377,116
*	Clariane SE	15,677	67,398
	Coface SA	31,317	551,564

		Shares	Value»
FRANCE — (Continued)
	Derichebourg SA	27,304	$186,255
	Eiffage SA	17,229	2,120,024
*Ω	Elior Group SA	26,887	86,828
	Elis SA	49,928	1,390,452
	Esso SA Francaise	189	21,250
	Etablissements Maurel et Prom SA	19,827	110,516
	Exel Industries SA, Class A	396	15,704
	Fnac Darty SA (FNAC FP)	2,442	79,974
*	Forvia SE (FRVIA FP)	26,641	341,153
	GL Events SACA	2,198	70,195
	Groupe Crit SA	1,048	74,934
	Groupe SFPI	8,334	16,902
#*	Guerbet	1,473	27,032
	Imerys SA	2,029	49,978
	IPSOS SA	10,696	409,993
	Jacquet Metals SACA	2,639	53,285
	JCDecaux SE	7,476	136,022
	Laurent-Perrier	749	80,809
	LISI SA	1,234	72,282
	LNA Sante SA	1,202	33,515
	Louis Hachette Group	28,465	48,898
	Manitou BF SA	2,169	43,565
	Mersen SA	4,415	111,596
	Metropole Television SA	6,128	84,544
	NRJ Group	5,008	46,515
	Opmobility	8,759	143,067
	Quadient SA	4,315	74,267
#	Remy Cointreau SA	2,500	123,862
	Renault SA	51,931	2,017,996
	Rexel SA	53,173	1,843,773
	Samse SACA	262	37,888
	Savencia SA	1,752	126,040
	SCOR SE	26,497	802,111
	SEB SA	5,149	284,914
	SES SA	68,341	523,654
*Ω	SMCP SA	4,654	32,776
	Societe BIC SA	4,616	256,841
	Societe LDC SADIR	1,650	175,539
	Sopra Steria Group	2,889	449,662
#	Stef SA	1,010	140,885
	Synergie SE	2,390	92,577
	Technip Energies NV	25,377	1,031,170
	Teleperformance SE	9,530	680,524
	Television Francaise 1 SA	11,443	104,687
	Thermador Groupe	289	25,447
	Trigano SA	2,049	340,975
*	Ubisoft Entertainment SA	2,364	21,106
	Valeo SE	39,649	548,157

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Vallourec SACA	42,188	$786,571
	Vetoquinol SA	520	44,718
	Vicat SACA	5,082	380,989
	VIEL & Cie SA	3,477	70,571
*	Viridien	1,415	173,272
#*	Voltalia SA	4,110	33,825
*Ω	X-Fab Silicon
	Foundries SE	4,159	26,390

TOTAL FRANCE			26,262,858

GERMANY — (3.3%)
	1&1 AG	10,207	252,025
	Adtran Networks SE	551	13,723
	AIXTRON SE	772	12,371
	All for One Group SE	212	9,972
#	Amadeus Fire AG	296	18,002
Ω	Aumann AG	1,586	23,015
*	Aumovio SE	10,520	452,295
	Aurubis AG	9,174	1,196,168
	Bechtle AG	12,277	518,944
Ω	Befesa SA	4,810	159,298
	Bijou Brigitte AG	952	44,671
	Bilfinger SE	9,612	1,037,063
	Borussia Dortmund GmbH & Co. KGaA	16,120	63,717
	Brenntag SE	14,213	789,372
	CANCOM SE (COK GR)	4,175	118,764
*	Ceconomy AG	19,048	97,519
	Cewe Stiftung & Co. KGaA	895	102,550
	Commerzbank AG	30,295	1,104,643
	Continental AG	21,040	1,607,706
*	Covestro AG	29,483	2,059,261
	Dermapharm Holding SE	576	22,680
	Deutz AG	25,865	256,371
	Draegerwerk AG & Co. KGaA	638	44,930
	Duerr AG	4,267	99,526
Ω	DWS Group GmbH & Co. KGaA	6,550	419,328
	Elmos Semiconductor SE	1,514	143,178
	ElringKlinger AG	5,891	27,496
	Evonik Industries AG	55,718	933,724
	flatexDEGIRO AG	19,433	737,132
	FORTEC Elektronik AG	585	8,062
*	Fraport AG Frankfurt Airport Services Worldwide	8,850	758,575
	Freenet AG	29,909	930,105

		Shares	Value»
GERMANY — (Continued)
	Fresenius Medical Care AG (FME GR)	47,923	$2,572,854
	FUCHS SE	3,608	127,983
#	Gerresheimer AG	2,100	66,842
	Gesco SE	2,252	41,257
	GFT Technologies SE	2,002	41,127
#*	Heidelberger Druckmaschinen AG	23,114	52,130
*	HelloFresh SE	22,167	179,698
	Hornbach Holding AG & Co. KGaA	2,266	226,730
	HUGO BOSS AG	6,904	306,296
	Indus Holding AG	2,509	64,977
Ω	Instone Real Estate Group SE	17,183	164,465
	Jenoptik AG	4,861	109,790
Ω	JOST Werke SE	2,494	145,300
	K&S AG	8,376	109,118
	KION Group AG	16,902	1,200,962
	Kloeckner & Co. SE	7,966	50,937
*	Koenig & Bauer AG	2,637	40,466
#	Kontron AG	8,109	211,957
	Krones AG	3,273	475,398
	KSB SE & Co. KGaA	62	66,852
	KWS Saat SE & Co. KGaA	2,335	179,990
	Lanxess AG	4,818	114,734
*	Medios AG	226	3,181
	MLP SE	21,361	175,319
	Mutares SE & Co. KGaA	2,865	91,457
#	Norma Group SE	4,441	72,061
	Pfeiffer Vacuum Technology AG	218	39,192
	ProCredit Holding AG	2,170	19,379
#	Puma SE (PUM GR)	15,283	324,961
*	PVA TePla AG	2,714	82,994
*	q.beyond AG	10,052	9,883
#	Qiagen NV	10,639	498,437
#	RTL Group SA	5,153	198,963
	SAF-Holland SE	5,757	93,648
	Salzgitter AG	617	20,023
	Schaeffler AG	27,583	223,781
*	Siemens Energy AG	6,363	792,736
	Sixt SE	1,931	169,750
	Suedzucker AG	4,707	51,913
	Surteco Group SE	1,940	27,692
#	SUSS MicroTec SE	1,410	45,311
	Technotrans SE	1,385	56,932
	thyssenkrupp AG	83,319	873,128
*	Tkms AG& Co. KGaA	4,165	392,464
*	TUI AG	40,263	343,076
	United Internet AG	13,184	407,014
	Vossloh AG	2,379	216,972

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Wacker Chemie AG	2,083	$164,287
	Wacker Neuson SE	6,624	144,230
	Wuestenrot & Wuerttembergische AG	4,662	75,999
*Ω	Zalando SE	22,599	633,282

TOTAL GERMANY			26,860,114

GREECE — (0.1%)
	Aegean Airlines SA	775	11,764
	Alpha Bank SA	31,801	124,667
	Autohellas Tourist & Trading SA	819	10,444
	Bank of Greece	3,495	59,649
	Ellaktor SA	3,816	6,847
	ElvalHalcor SA	7,892	29,087
	GEK Terna SA	2,732	72,917
	Helleniq Energy Holdings SA	9,333	82,089
*	LAMDA Development SA	7,221	61,591
	Motor Oil Hellas Corinth Refineries SA	6,837	204,888
	Piraeus Financial Holdings SA	6,261	48,899
	Sarantis SA	2,655	38,596
	Thrace Plastics Holding & Co.	2,463	11,051
	Titan SA (TITC GA)	5,589	250,249

TOTAL GREECE			1,012,738

HONG KONG — (0.9%)
	Bank of East Asia Ltd.	172,424	296,879
	Build King Holdings Ltd.	120,000	23,629
#	Cafe de Coral Holdings Ltd.	52,000	42,004
	Cathay Pacific Airways Ltd.	201,000	286,128
	Cheuk Nang Holdings Ltd.	37,997	6,811
*	China Energy Development Holdings Ltd.	2,198,000	9,635
	Chow Sang Sang Holdings International Ltd.	60,000	107,362
	CITIC Telecom International Holdings Ltd.	397,000	126,214

		Shares	Value»
HONG KONG — (Continued)
	C-Mer Medical Holdings Ltd.	54,000	$12,653
Ω	Crystal International Group Ltd.	78,500	68,807
	CTF Services Ltd.	123,000	132,908
*††	CW Group Holdings Ltd.	183,500	0
	Dah Sing Banking Group Ltd.	85,600	121,173
	Dah Sing Financial Holdings Ltd.	41,200	190,502
#*	Deep Source Holdings Ltd.	660,000	64,573
	Dream International Ltd.	32,000	40,130
††	EcoGreen International Group Ltd.	84,000	3,852
	Emperor Watch & Jewellery Ltd.	790,000	28,964
	First Pacific Co. Ltd.	560,000	452,150
#*Ω	FIT Hon Teng Ltd.	386,000	288,784
*Ω	Frontage Holdings Corp.	64,000	9,842
	Giordano International Ltd.	136,000	25,884
#	Guotai Junan International Holdings Ltd.	543,000	266,304
	Hang Lung Group Ltd.	137,000	260,696
	Hang Lung Properties Ltd.	308,504	343,532
*	Hanison Construction Holdings Ltd.	105,877	3,303
	Harbour Centre Development Ltd.	17,000	9,184
	Hong Kong Technology Venture Co. Ltd.	33,774	6,241
*	Hongkong & Shanghai Hotels Ltd.	121,716	96,251
	Hutchison Telecommunications Hong Kong Holdings Ltd.	244,000	34,202
Ω	Impro Precision Industries Ltd.	75,000	48,275
	Jacobson Pharma Corp. Ltd.	24,000	4,473
#	Johnson Electric Holdings Ltd.	77,555	363,911
	Kerry Properties Ltd.	93,000	234,403

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	KLN Logistics Group Ltd.	39,000	$36,094
*	Lai Sun Development Co. Ltd.	4,500	380
*	Lai Sun Garment International Ltd.	59,459	4,096
	Luk Fook Holdings International Ltd.	44,000	140,678
	Man Wah Holdings Ltd.	234,000	142,853
*	Midland Holdings Ltd.	93,517	26,389
	Modern Dental Group Ltd.	32,000	21,509
*	Mongolian Mining Corp.	162,000	236,085
	NagaCorp Ltd.	260,000	174,337
	Oriental Watch Holdings	26,000	11,377
	Pacific Basin Shipping Ltd.	653,000	216,272
	Pacific Textiles Holdings Ltd.	97,000	18,103
	PAX Global Technology Ltd.	92,000	63,030
	Pico Far East Holdings Ltd.	278,000	93,823
Ω	Regina Miracle International Holdings Ltd.	29,000	7,602
	SAS Dragon Holdings Ltd.	64,000	38,489
	Shangri-La Asia Ltd.	194,000	121,066
#*	SJM Holdings Ltd.	77,000	28,022
	SmarTone Telecommunications Holdings Ltd.	97,500	60,565
	Stella International Holdings Ltd.	71,000	150,945
	Swire Pacific Ltd. (19 HK), Class A	1,500	12,389
	Swire Pacific Ltd. (87 HK), Class B	130,000	192,627
*	Television Broadcasts Ltd.	78,600	33,554
	Texhong International Group Ltd.	20,500	12,027
	Transport International Holdings Ltd.	31,994	44,050
	Truly International Holdings Ltd.	408,000	59,801
	United Laboratories International Holdings Ltd.	98,000	158,666

		Shares	Value»
HONG KONG — (Continued)
*††	Untrade.Genting	331,000	$0
	Vedan International Holdings Ltd.	80,000	6,977
*	Viva Goods Co. Ltd.	144,000	10,933
	VSTECS Holdings Ltd.	192,000	237,725
Ω	WH Group Ltd.	717,160	689,848
*	Xingye Alloy Materials Group Ltd.	84,000	10,740
#	Xinyi Glass Holdings Ltd.	265,893	310,969
	Yue Yuen Industrial Holdings Ltd.	141,000	258,590

TOTAL HONG KONG			7,640,270

HUNGARY — (0.0%)
	Opus Global Nyrt	12,683	20,607
	Richter Gedeon Nyrt	10,907	335,980

TOTAL HUNGARY			356,587

INDIA — (5.7%)
	360 ONE WAM Ltd.	3,793	46,302
*	5Paisa Capital Ltd.	1,165	4,112
	Aarti Drugs Ltd.	8,586	47,420
	Aarti Industries Ltd.	14,835	63,624
	Aarti Pharmalabs Ltd.	6,106	58,257
	ACC Ltd.	6,854	144,948
	ADF Foods Ltd.	15,440	38,452
*	Aditya Birla Fashion & Retail Ltd.	2,501	2,286
*	Aditya Birla Lifestyle Brands Ltd.	2,501	3,766
	Aditya Birla Real Estate Ltd.	3,663	78,007
	Advanced Enzyme Technologies Ltd.	6,791	23,475
	Advent Hotels International Pvt Ltd.	1,971	6,943
	Aegis Logistics Ltd.	24,003	201,697
*	Aether Industries Ltd.	2,879	24,398
	AGI Greenpac Ltd.	5,757	53,290
	Ahluwalia Contracts India Ltd.	6,104	65,192
	AIA Engineering Ltd.	2,956	108,662
	Ajmera Realty & Infra India Ltd.	1,289	15,533
	Alembic Ltd.	15,848	17,770
	Alembic Pharmaceuticals Ltd.	10,543	106,745
	Alkem Laboratories Ltd.	4,677	289,012

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Allcargo Logistics Ltd.	56,988	$22,025
	Amara Raja Energy & Mobility Ltd.	14,426	163,269
*	Amber Enterprises India Ltd.	896	80,995
	Anant Raj Ltd.	19,808	143,599
	Angel One Ltd.	6,353	178,554
*Ω	Antony Waste Handling Cell Ltd.	1,399	8,564
	Anupam Rasayan India Ltd.	1,499	18,038
	Apar Industries Ltd.	1,306	127,464
	Apollo Micro Systems Ltd.	14,253	44,513
	Apollo Tyres Ltd.	71,196	401,814
	Arvind Fashions Ltd.	7,398	41,841
	Arvind Ltd.	42,016	151,458
	Asahi India Glass Ltd.	4,079	42,341
	Ashiana Housing Ltd.	6,346	20,014
	Ashok Leyland Ltd.	358,126	569,788
*	Ashoka Buildcon Ltd.	23,322	53,928
Ω	Aster DM Healthcare Ltd.	10,861	82,920
	Astra Microwave Products Ltd.	5,327	62,578
	Atul Ltd.	1,576	102,463
Ω	AU Small Finance Bank Ltd.	43,937	433,198
	AurionPro Solutions Ltd.	2,844	38,675
	Aurobindo Pharma Ltd.	62,489	805,189
	Automotive Axles Ltd.	1,036	19,817
	Avadh Sugar & Energy Ltd.	1,685	8,204
	Avanti Feeds Ltd.	5,833	45,778
*	AWL Agri Business Ltd.	19,001	58,603
*	Bajaj Consumer Care Ltd.	14,536	45,360
	Bajaj Electricals Ltd.	1,194	6,842
*	Bajaj Hindusthan Sugar Ltd.	166,818	41,468
	Balkrishna Industries Ltd.	7,189	184,902
	Balmer Lawrie & Co. Ltd.	19,246	43,659
	Balrampur Chini Mills Ltd.	29,626	152,895
	Banco Products India Ltd.	15,542	124,217
Ω	Bandhan Bank Ltd.	86,066	151,519
	Bank of India	114,507	180,508
	Bank of Maharashtra	144,375	96,086

		Shares	Value»
INDIA — (Continued)
	Bannari Amman Sugars Ltd.	902	$36,548
	BASF India Ltd.	743	36,901
	BEML Ltd.	3,201	158,091
	Bhansali Engineering Polymers Ltd.	18,456	20,494
	Bharat Bijlee Ltd.	954	32,493
	Bharat Heavy Electricals Ltd.	11,788	35,085
	Bharat Rasayan Ltd.	78	9,507
	Biocon Ltd.	18,453	77,490
	Birla Corp. Ltd.	5,252	69,300
	Birlasoft Ltd.	29,082	121,408
*	Bluspring Enterprises Ltd.	5,911	5,365
	Bombay Burmah Trading Co	4,849	108,280
	Bombay Dyeing & Manufacturing Co. Ltd.	8,453	15,609
*	Borosil Ltd.	2,401	9,244
*	Borosil Scientific Ltd.	1,800	2,777
	Brigade Enterprises Ltd.	16,449	191,878
*	Brightcom Group Ltd.	163,944	25,128
	BSE Ltd.	1,788	49,971
	Canara Bank	473,855	729,060
*	Capacit’e Infraprojects Ltd.	6,332	20,366
	Caplin Point Laboratories Ltd.	2,431	55,507
	Carborundum Universal Ltd.	11,320	115,140
	Care Ratings Ltd.	4,579	82,426
*	Cartrade Tech Ltd.	3,719	125,582
	Carysil Ltd.	2,666	28,036
	CCL Products India Ltd.	15,057	146,091
	Ceat Ltd.	6,015	272,811
	Cello World Ltd.	2,449	18,073
	Cemindia Projects Ltd.	8,815	80,648
	Century Enka Ltd.	3,444	18,014
	Cera Sanitaryware Ltd.	639	44,947
	Chambal Fertilisers & Chemicals Ltd.	35,567	192,609
	CIE Automotive India Ltd.	29,639	143,663
*	Cigniti Technologies Ltd.	987	19,164
	City Union Bank Ltd.	65,981	167,455
	CMS Info Systems Ltd.	19,301	80,945

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Cochin Shipyard Ltd.	2,647	$53,363
	Container Corp. of India Ltd.	27,877	171,711
	Coromandel International Ltd.	10,751	258,585
	Cosmo First Ltd.	3,064	28,627
	Craftsman Automation Ltd.	803	60,284
	Crompton Greaves Consumer Electricals Ltd.	62,703	199,639
*	CSB Bank Ltd.	12,622	58,998
	Cyient Ltd.	10,755	141,123
	Dalmia Bharat Ltd.	15,218	359,494
	Datamatics Global Services Ltd.	1,756	18,457
	DB Corp. Ltd.	16,814	50,826
	DCB Bank Ltd.	58,753	104,605
	DCM Shriram Ltd.	7,541	109,001
	DCW Ltd.	37,568	26,775
	Deep Industries Ltd.	3,225	17,549
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	236,623
	Deepak Nitrite Ltd.	7,169	139,117
*	Delhivery Ltd.	63,856	335,503
	Delta Corp. Ltd.	20,079	17,614
	Dhanuka Agritech Ltd.	3,371	51,803
*	Digitide Solutions Ltd.	5,911	10,606
Ω	Dilip Buildcon Ltd.	7,058	39,323
*	Dishman Carbogen Amcis Ltd.	7,907	25,949
	D-Link India Ltd.	3,902	20,165
	Dodla Dairy Ltd.	1,918	27,965
	Dollar Industries Ltd.	4,294	17,282
	Dynacons Systems & Solutions Ltd.	984	10,187
	Dynamatic Technologies Ltd.	192	17,091
	eClerx Services Ltd.	4,806	256,066
*	EID Parry India Ltd.	19,753	239,246
	EIH Associated Hotels	3,616	15,535
	EIH Ltd.	35,168	154,334
	Electrosteel Castings Ltd.	83,544	85,954
*	Embassy Developments Ltd.	50,487	53,006
Ω	Endurance Technologies Ltd.	4,145	132,491
	Engineers India Ltd.	58,317	132,165
	Epigral Ltd.	1,774	33,748
	EPL Ltd.	15,818	35,924

		Shares	Value»
INDIA — (Continued)
*Ω	Equitas Small Finance Bank Ltd.	45,351	$29,180
Ω	Eris Lifesciences Ltd.	7,443	133,865
	Escorts Kubota Ltd.	7,740	329,456
*	Eureka Forbes Ltd.	9,641	60,452
	Everest Industries Ltd.	1,612	10,733
	Everest Kanto Cylinder Ltd.	6,320	10,330
	Exide Industries Ltd.	88,153	379,340
	Expleo Solutions Ltd.	381	4,339
	Fairchem Organics Ltd.	633	5,410
	FDC Ltd.	11,996	62,642
	Federal Bank Ltd.	390,779	1,040,887
*	Federal-Mogul Goetze India Ltd.	4,153	21,475
	FIEM Industries Ltd.	1,386	32,524
	Fineotex Chemical Ltd.	168,500	56,621
*	Fino Payments Bank Ltd.	1,795	5,718
	Finolex Cables Ltd.	14,139	125,264
	Finolex Industries Ltd.	35,312	74,530
	Firstsource Solutions Ltd.	58,361	232,644
	Force Motors Ltd.	1,050	209,277
	Fortis Healthcare Ltd.	6,650	76,714
	G R Infraprojects Ltd.	2,106	27,614
	Gabriel India Ltd.	7,677	109,797
	GAIL India Ltd. (GAIL IN)	14,437	29,612
	Galaxy Surfactants Ltd.	1,586	39,810
	Ganesh Housing Ltd.	2,638	24,611
	Garware Hi-Tech Films Ltd.	970	37,105
	Garware Technical Fibres Ltd.	2,745	23,576
	Gateway Distriparks Ltd.	56,436	40,633
	GE Vernova T&D India Ltd.	1,853	63,266
*	Genesys International Corp. Ltd.	1,641	9,362
	Genus Power Infrastructures Ltd.	3,184	12,115
	Geojit Financial Services Ltd.	15,370	12,814
	GHCL Ltd.	16,967	121,665
Ω	Gland Pharma Ltd.	5,676	123,343
	Glenmark Pharmaceuticals Ltd.	23,735	505,414

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Globus Spirits Ltd.	1,633	$21,336
	GMM Pfaudler Ltd.	3,384	49,220
	Godawari Power & Ispat Ltd.	61,950	196,559
	Godfrey Phillips India Ltd.	1,974	68,500
Ω	Godrej Agrovet Ltd.	7,864	58,875
*	Godrej Industries Ltd.	3,413	42,687
	Goldiam International Ltd.	4,691	18,893
	Granules India Ltd.	32,878	209,670
	Graphite India Ltd.	11,951	83,823
	Grauer & Weil India Ltd.	9,585	9,149
	Great Eastern Shipping Co. Ltd.	27,406	338,813
	Greaves Cotton Ltd.	14,545	37,309
	Greenpanel Industries Ltd.	9,316	30,024
	Greenply Industries Ltd.	10,082	34,637
	Gujarat Alkalies & Chemicals Ltd.	6,164	39,696
	Gujarat Ambuja Exports Ltd.	24,560	29,175
	Gujarat Fluorochemicals Ltd.	598	25,224
	Gujarat Mineral Development Corp. Ltd.	10,076	67,227
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	13,417	75,887
	Gujarat Pipavav Port Ltd.	32,651	61,276
	Gujarat State Petronet Ltd.	54,819	190,952
	Gulf Oil Lubricants India Ltd.	1,725	24,019
	Happiest Minds Technologies Ltd.	3,413	19,782
Ω	Harsha Engineers Ltd.	1,758	7,957
	HBL Engineering Ltd.	5,859	66,116
*	HealthCare Global Enterprises Ltd.	5,716	48,084
	HEG Ltd.	11,285	74,829
	HeidelbergCement India Ltd.	10,024	22,116
	Heritage Foods Ltd.	8,870	48,200
	Hero MotoCorp Ltd. (HMCL IN)	16,210	1,012,928
	HFCL Ltd.	147,411	121,852

		Shares	Value»
INDIA — (Continued)
	HG Infra Engineering Ltd.	2,873	$29,744
	Hikal Ltd.	9,005	24,232
	Himadri Speciality Chemical Ltd.	6,884	37,220
	Himatsingka Seide Ltd.	11,567	16,151
	Hindustan Copper Ltd.	9,107	34,862
*	Hindware Home Innovation Ltd.	4,100	16,993
	Honda India Power Products Ltd.	598	17,573
	HPL Electric & Power Ltd.	1,673	8,340
	Huhtamaki India Ltd.	2,798	7,679
	ICRA Ltd.	909	65,537
	IDFC First Bank Ltd.	631,881	581,318
*	IFB Industries Ltd.	1,844	38,838
	IIFL Capital Services Ltd.	26,423	102,125
*	Imagicaaworld Entertainment Ltd.	18,907	11,025
*	India Cements Ltd.	20,705	93,595
	India Glycols Ltd.	6,864	74,718
	Indian Bank	62,818	607,665
	Indian Metals & Ferro Alloys Ltd.	4,203	56,835
	Indigo Paints Ltd.	3,085	34,869
	Indo Count Industries Ltd.	12,207	39,150
*	Indus Towers Ltd.	205,985	845,155
*	Infibeam Avenues Ltd.	217,178	44,268
*	Inox Green Energy Services Ltd.	7,814	23,561
*	Inox Wind Ltd.	42,272	73,661
*	Insecticides India Ltd.	407	3,316
	Intellect Design Arena Ltd.	12,705	161,297
	IOL Chemicals & Pharmaceuticals Ltd.	29,995	31,198
	ION Exchange India Ltd.	2,188	9,859
	Ipca Laboratories Ltd.	18,285	261,532
Ω	IRCON International Ltd.	51,030	97,356
	ISGEC Heavy Engineering Ltd.	3,339	32,928
	J Kumar Infraprojects Ltd.	9,206	68,579
*	Jai Balaji Industries Ltd.	7,814	8,302

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jai Corp. Ltd.	7,863	$14,607
*	Jain Irrigation Systems Ltd.	38,893	22,473
	Jammu & Kashmir Bank Ltd.	63,698	76,104
	Jamna Auto Industries Ltd.	20,611	21,965
	Jindal Saw Ltd.	87,881	173,727
	Jindal Stainless Ltd.	106,897	907,442
	Jindal Steel Ltd.	6,259	75,258
	JK Cement Ltd.	4,986	349,784
	JK Lakshmi Cement Ltd.	14,023	137,469
	JK Paper Ltd.	21,843	98,187
	JK Tyre & Industries Ltd.	17,886	86,809
	JSW Energy Ltd.	4,638	27,567
	JTEKT India Ltd.	12,988	22,811
	Jubilant Ingrevia Ltd.	13,841	107,509
	Jubilant Pharmova Ltd.	14,481	177,725
	Jupiter Wagons Ltd.	6,564	23,755
	Jyothy Labs Ltd.	6,514	23,103
	Kajaria Ceramics Ltd.	7,874	106,523
	Kalpataru Projects International Ltd.	17,626	249,200
	Kalyani Steels Ltd.	7,765	75,808
	Kansai Nerolac Paints Ltd.	24,754	69,443
	Karnataka Bank Ltd.	57,840	116,904
	Karur Vysya Bank Ltd.	120,586	330,824
	Kaveri Seed Co. Ltd.	4,405	51,702
	KCP Ltd.	19,493	44,791
	KDDL Ltd.	906	25,537
	KEC International Ltd.	21,838	200,954
*	Kellton Tech Solutions Ltd.	67,465	16,668
	Kewal Kiran Clothing Ltd.	1,257	7,319
	Kirloskar Brothers Ltd.	2,320	49,053
	Kirloskar Ferrous Industries Ltd.	9,588	55,472
	Kirloskar Oil Engines Ltd.	10,569	118,939
	Kitex Garments Ltd.	15,081	35,440
	KNR Constructions Ltd.	21,233	43,416
*	Kolte-Patil Developers Ltd.	5,519	26,634
	Kovai Medical Center & Hospital Ltd.	843	60,810
	KPR Mill Ltd.	2,215	26,662

		Shares	Value»
INDIA — (Continued)
	KRBL Ltd.	13,877	$58,368
	Krsnaa Diagnostics Ltd.	4,079	35,664
	LA Opala RG Ltd.	3,700	9,564
Ω	Laurus Labs Ltd.	15,766	169,572
	Laxmi Organic Industries Ltd.	5,571	12,246
	LG Balakrishnan & Bros Ltd.	7,187	114,929
	LMW Ltd.	568	100,612
	LT Foods Ltd.	48,564	229,930
	Lumax Auto Technologies Ltd.	4,253	54,117
	Lupin Ltd.	27,408	608,757
	LUX Industries Ltd.	1,652	23,792
	Maharashtra Seamless Ltd.	13,036	83,496
	Mahindra Lifespace Developers Ltd.	20,814	90,558
*	Man Industries India Ltd.	2,236	10,387
	Man Infraconstruction Ltd.	15,353	25,651
	Marksans Pharma Ltd.	59,055	121,704
	Mastek Ltd.	2,731	65,768
*	Max Estates Ltd.	751	3,964
	Mayur Uniquoters Ltd.	2,063	12,518
*	Medplus Health Services Ltd.	6,712	57,552
	Minda Corp. Ltd.	16,296	103,452
Ω	Mishra Dhatu Nigam Ltd.	8,726	37,727
	MOIL Ltd.	3,217	13,250
	Monte Carlo Fashions Ltd.	1,211	9,547
	Morepen Laboratories Ltd.	60,453	32,405
	Mphasis Ltd.	13,460	417,710
	MRF Ltd.	454	807,619
	MSTC Ltd.	4,067	24,734
	Natco Pharma Ltd.	11,527	106,362
	National Aluminium Co. Ltd.	201,774	531,211
	National Fertilizers Ltd.	13,589	14,319
	Nava Ltd.	27,486	191,527
	Navneet Education Ltd.	18,140	32,944
*	Nazara Technologies Ltd.	17,244	51,612
	NCC Ltd.	97,963	234,833
	NCL Industries Ltd.	5,315	11,807

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Neogen Chemicals Ltd.	997	$16,167
	NESCO Ltd.	3,968	61,321
	Neuland Laboratories Ltd.	281	52,345
	Newgen Software Technologies Ltd.	3,569	39,011
	NIIT Learning Systems Ltd.	10,780	39,802
	NIIT Ltd.	10,780	12,656
	Nilkamal Ltd.	1,432	24,348
Ω	Nippon Life India Asset Management Ltd.	4,729	46,577
	Nitin Spinners Ltd.	3,133	11,809
	NMDC Ltd.	497,718	424,096
*	NMDC Steel Ltd.	106,512	51,481
	NOCIL Ltd.	9,685	20,162
	Novartis India Ltd.	1,209	11,786
	NRB Bearings Ltd.	7,863	24,243
	Oberoi Realty Ltd.	18,539	370,919
*	Onesource Specialty Pharma Ltd.	5,884	122,557
	Oracle Financial Services Software Ltd.	263	25,235
*	Orchid Pharma Ltd.	2,260	18,467
	Orient Cement Ltd.	17,026	41,074
*	Orient Green Power Co. Ltd.	169,101	26,691
	Panama Petrochem Ltd.	2,894	8,697
Ω	Parag Milk Foods Ltd., Class F	6,480	22,684
*	Paramount Communications Ltd.	19,967	9,726
	Patanjali Foods Ltd.	17,506	118,808
*	Patel Engineering Ltd.	80,785	33,947
*	PC Jeweller Ltd.	626,910	82,166
	PCBL Chemical Ltd.	13,594	55,384
	Pearl Global Industries Ltd.	2,201	32,493
*	Pennar Industries Ltd.	9,782	28,790
	Petronet LNG Ltd.	172,886	547,339
	PG Electroplast Ltd.	3,363	21,615
	Phoenix Mills Ltd.	13,226	251,789
	Piramal Pharma Ltd.	80,418	181,737
	Pitti Engineering Ltd.	1,949	20,628
	PNC Infratech Ltd.	13,859	43,761
	Pokarna Ltd.	824	8,444
	Polyplex Corp. Ltd.	2,597	27,929

		Shares	Value»
INDIA — (Continued)
	Power Mech Projects Ltd.	2,568	$72,001
	Praj Industries Ltd.	10,786	40,905
	Prakash Industries Ltd.	25,349	46,804
Ω	Prataap Snacks Ltd.	1,310	16,174
	Precision Wires India Ltd.	3,694	9,363
	Prestige Estates Projects Ltd.	6,423	126,675
*	Pricol Ltd.	10,026	59,694
*	Prism Johnson Ltd.	29,365	50,178
*	PSP Projects Ltd.	1,511	15,676
	Punjab National Bank	35,137	48,594
*	Puravankara Ltd.	13,056	39,241
*	PVR Inox Ltd.	9,953	134,706
Ω	Quess Corp. Ltd.	5,911	15,958
	R Systems International Ltd.	2,964	14,287
	Railtel Corp. of India Ltd.	13,873	57,425
	Rain Industries Ltd.	29,680	44,591
	Rallis India Ltd.	11,726	34,088
*	Rama Steel Tubes Ltd.	113,836	13,107
	Ramco Cements Ltd.	16,989	198,423
*	Ramco Systems Ltd.	3,976	27,961
	Ramkrishna Forgings Ltd.	7,311	44,625
*	Ramky Infrastructure Ltd.	995	7,097
	Rane Holdings Ltd.	375	6,509
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	65,987
*	Rategain Travel Technologies Ltd.	8,402	60,301
	Ratnamani Metals & Tubes Ltd.	2,305	62,666
*	RattanIndia Power Ltd.	558,890	68,752
*	Raymond Lifestyle Ltd.	7,948	105,752
*	Raymond Ltd.	9,936	64,416
*	Raymond Realty Ltd. .	9,936	69,124
Ω	RBL Bank Ltd.	66,068	242,546
	Redington Ltd.	131,696	377,060
	Redtape Ltd.	18,116	27,750
*	Reliance Power Ltd.	583,182	303,066
*	Religare Enterprises Ltd.	6,600	19,634
	Rhi Magnesita India Ltd.	4,370	23,624
	Rico Auto Industries Ltd.	16,938	15,878

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	RITES Ltd.	22,156	$61,125
	Rossari Biotech Ltd.	1,724	12,420
*	RPSG Ventures Ltd.	1,941	17,969
	Rupa & Co. Ltd.	3,253	7,196
*	Sagar Cements Ltd.	4,091	10,346
	Saksoft Ltd.	4,201	9,244
	Sandhar Technologies Ltd.	2,664	15,332
	Sanghvi Movers Ltd.	5,982	26,676
Ω	Sansera Engineering Ltd.	5,079	85,979
*	Sapphire Foods India Ltd.	2,930	9,472
	Sarda Energy & Minerals Ltd.	27,610	164,553
	Saregama India Ltd.	8,686	44,279
	Sasken Technologies Ltd.	712	11,015
	Savita Oil Technologies Ltd.	5,680	25,355
*	SEAMEC Ltd.	1,481	14,932
	Senco Gold Ltd.	5,587	20,439
*	SEPC Ltd.	18,676	1,464
	Seshasayee Paper & Boards Ltd.	7,419	21,345
Ω	SH Kelkar & Co. Ltd. .	11,863	29,474
*	Shalby Ltd.	4,342	11,690
	Shankara Building Products Ltd.	2,556	4,029
	Shankara Buildpro Ltd.	2,556	21,177
	Sharda Cropchem Ltd.	4,998	48,689
	Sharda Motor Industries Ltd.	3,666	42,801
*	Sheela Foam Ltd.	4,989	39,084
	Shilpa Medicare Ltd.	11,440	45,317
	Shipping Corp. of India Ltd.	32,265	94,125
	Shriram Pistons & Rings Ltd.	1,777	52,281
	Shyam Metalics & Energy Ltd.	3,531	35,053
*	SIS Ltd.	5,084	19,110
	Siyaram Silk Mills Ltd.	2,895	24,583
	SJS Enterprises Ltd.	4,186	75,914
	Skipper Ltd.	4,131	24,281
	Sobha Ltd.	2,224	40,551
*	Solara Active Pharma Sciences Ltd.	2,901	19,685
	Somany Ceramics Ltd.	2,168	11,132

		Shares	Value»
INDIA — (Continued)
Ω	Sona Blw Precision Forgings Ltd.	12,189	$64,984
	South Indian Bank Ltd.	466,277	193,227
	SP Apparels Ltd.	1,244	10,383
	Star Cement Ltd.	16,744	48,256
*	Star Health & Allied Insurance Co. Ltd.	24,427	136,295
	Steel Authority of India Ltd.	210,166	322,881
*	Sterlite Technologies Ltd.	17,996	23,794
	Stove Kraft Ltd.	1,082	9,499
	Strides Pharma Science Ltd.	8,765	91,878
*	Stylam Industries Ltd.	626	14,380
	Styrenix Performance Materials Ltd.	248	6,601
	Subros Ltd.	5,228	63,738
	Sudarshan Chemical Industries Ltd.	6,005	77,622
	Sun TV Network Ltd.	19,125	120,866
	Sundram Fasteners Ltd.	10,417	110,997
	Sunteck Realty Ltd.	7,803	38,811
	Suprajit Engineering Ltd.	16,483	82,801
	Supreme Petrochem Ltd.	12,254	103,584
	Supriya Lifescience Ltd.	2,326	20,349
	Surya Roshni Ltd.	19,276	63,763
*	Suryoday Small Finance Bank Ltd.	12,586	21,579
	Swan Corp. Ltd.	2,927	15,528
*	Syncom Formulations India Ltd.	104,785	19,332
Ω	Syngene International Ltd.	22,882	168,049
	Talbros Automotive Components Ltd.	2,713	8,927
	Tamilnad Mercantile Bank Ltd.	7,104	39,492
	Tanla Platforms Ltd.	6,774	46,645
	Tata Chemicals Ltd.	27,771	278,876
	Tata Consumer Products Ltd.	5,181	67,853
	Tata Steel Ltd.	15,585	32,085
	TD Power Systems Ltd.	7,526	64,144
	Techno Electric & Engineering Co. Ltd.	12,283	183,887

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Technocraft Industries India Ltd.	456	$12,485
	Texmaco Rail & Engineering Ltd.	63,696	97,983
	Thirumalai Chemicals Ltd.	11,355	36,177
	Thomas Cook India Ltd.	36,783	66,334
	Time Technoplast Ltd.	59,778	145,334
	Titagarh Rail System Ltd.	9,168	91,403
*	TransIndia Real Estate Ltd.	14,247	4,637
	Transport Corp. of India Ltd.	6,289	84,827
	Trident Ltd.	241,317	77,695
	Triveni Engineering & Industries Ltd.	13,982	56,340
	TTK Prestige Ltd.	5,500	41,719
	TVS Holdings Ltd.	158	26,975
	TVS Srichakra Ltd.	1,006	46,879
*	TVS Supply Chain Solutions Ltd.	13,979	20,275
	Uflex Ltd.	8,126	49,514
*Ω	Ujjivan Small Finance Bank Ltd.	137,692	80,509
*	Unichem Laboratories Ltd.	7,286	38,820
	Union Bank of India Ltd.	214,347	358,138
	UPL Ltd.	102,160	826,240
	Usha Martin Ltd.	39,122	203,410
	UTI Asset Management Co. Ltd.	7,033	98,908
	VA Tech Wabag Ltd.	10,705	170,038
	Vadilal Industries Ltd.	126	7,520
	Vaibhav Global Ltd.	4,105	12,367
*	Valor Estate Ltd.	19,709	33,012
	Vardhman Textiles Ltd.	21,782	107,663
Ω	Varroc Engineering Ltd.	8,500	58,651
	Veedol Corp. Ltd.	438	8,724
	Venky’s India Ltd.	591	10,060
	Vesuvius India Ltd.	8,210	45,573
	Vimta Labs Ltd.	3,740	30,416
	Vindhya Telelinks Ltd.	1,643	25,139
	Vintage Coffee & Beverages Ltd.	8,973	16,614
	Vishnu Chemicals Ltd.	3,034	17,706
*	Vodafone Idea Ltd.	408,926	40,178

		Shares	Value»
INDIA — (Continued)
	Voltamp Transformers Ltd.	739	$61,849
	Voltas Ltd.	1,720	26,721
	VRL Logistics Ltd.	6,226	19,609
	VST Industries Ltd.	10,021	29,429
	VST Tillers Tractors Ltd.	936	63,228
	Welspun Corp. Ltd.	29,234	317,232
	Welspun Enterprises Ltd.	16,081	101,474
	Welspun Living Ltd.	48,336	70,308
	West Coast Paper Mills Ltd.	10,379	53,065
	Whirlpool of India Ltd.	5,300	82,811
*	Wockhardt Ltd.	10,071	145,044
	Wonderla Holidays Ltd.	2,335	15,010
*	Yes Bank Ltd.	1,685,230	432,291
	Zee Entertainment Enterprises Ltd.	121,377	137,147
	Zensar Technologies Ltd.	21,007	188,189
	Zydus Lifesciences Ltd.	3,477	38,266
	Zydus Wellness Ltd.	11,500	61,855

TOTAL INDIA			46,799,189

INDONESIA — (0.4%)
	ABM Investama Tbk. PT	132,000	23,485
	Adi Sarana Armada Tbk. PT	319,400	20,436
	AKR Corporindo Tbk. PT	500,200	36,716
	Alamtri Minerals Indonesia Tbk. PT	577,100	48,372
	Aneka Tambang Tbk. PT	495,000	92,074
	Aspirasi Hidup Indonesia Tbk. PT	864,100	23,056
	Astra Agro Lestari Tbk. PT	50,800	23,835
	Astra Otoparts Tbk. PT	172,500	26,459
	Bank BTPN Syariah Tbk. PT	206,200	16,972
*	Bank Capital Indonesia Tbk. PT	991,200	8,224
*	Bank China Construction Bank Indonesia Tbk. PT	2,929,400	12,867
	Bank Maybank Indonesia Tbk. PT	2,873,800	35,591

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bank Neo Commerce Tbk. PT	742,900	$17,342
	Bank OCBC Nisp Tbk. PT	566,200	46,785
	Bank Pan Indonesia Tbk. PT	802,200	49,742
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	454,300	21,991
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	853,700	27,974
	Bank Tabungan Negara Persero Tbk. PT	475,600	34,972
	BISI International Tbk. PT	236,900	12,672
	Blue Bird Tbk. PT	151,800	16,158
*	Buana Lintas Lautan Tbk. PT	4,051,500	53,006
	Bukit Asam Tbk. PT	610,900	88,107
*	Bumi Resources Minerals Tbk. PT	1,682,000	92,926
*	Bumi Resources Tbk. PT	1,597,100	13,619
*	Bumi Serpong Damai Tbk. PT	712,300	41,877
	Ciputra Development Tbk. PT	1,588,386	84,378
	Dharma Satya Nusantara Tbk. PT	494,300	56,086
	Elnusa Tbk. PT	1,110,000	34,069
*	Energi Mega Persada Tbk. PT	1,184,000	58,749
	Erajaya Swasembada Tbk. PT	1,768,000	45,044
	ESSA Industries Indonesia Tbk. PT	990,700	36,617
	Gajah Tunggal Tbk. PT	310,300	19,408
	Gudang Garam Tbk. PT	41,100	42,768
*	Harum Energy Tbk. PT	433,500	30,468
	Indah Kiat Pulp & Paper Tbk. PT	327,400	146,425
	Indika Energy Tbk. PT	277,800	34,871
	Indo Tambangraya Megah Tbk. PT	62,200	87,839
	Indocement Tunggal Prakarsa Tbk. PT	42,300	15,879

		Shares	Value»
INDONESIA — (Continued)
	Indofood CBP Sukses Makmur Tbk. PT	39,200	$20,486
	Indofood Sukses Makmur Tbk. PT	628,200	279,558
	Indomobil Sukses Internasional Tbk. PT	319,500	22,110
	Japfa Comfeed Indonesia Tbk. PT	814,200	122,715
	Kawasan Industri Jababeka Tbk. PT	2,730,400	31,329
	Map Aktif Adiperkasa PT	380,000	15,956
	Medco Energi Internasional Tbk. PT	1,528,372	122,303
*	Merdeka Battery Materials Tbk. PT	514,500	19,440
	Mitra Adiperkasa Tbk. PT	704,400	54,562
*	MNC Tourism Indonesia Tbk. PT	12,976,900	113,799
	Pabrik Kertas Tjiwi Kimia Tbk. PT	145,800	61,050
	Pakuwon Jati Tbk. PT	2,336,700	51,637
*	Paninvest Tbk. PT	264,900	12,823
*	PP Persero Tbk. PT	558,300	12,810
	Puradelta Lestari Tbk. PT	1,465,600	11,709
*††	Rimo International Lestari Tbk. PT	4,191,900	0
	Salim Ivomas Pratama Tbk. PT	511,500	19,191
	Sampoerna Agro Tbk. PT	68,700	20,751
	Sarana Menara Nusantara Tbk. PT	637,400	20,861
	Semen Indonesia Persero Tbk. PT	337,447	55,905
*††	Sri Rejeki Isman Tbk. PT	1,787,400	0
	Steel Pipe Industry of Indonesia PT	497,300	12,793
	Summarecon Agung Tbk. PT	1,756,804	41,343
	Surya Citra Media Tbk. PT	1,942,800	39,398
	Surya Semesta Internusa Tbk. PT	851,700	79,791
	Tempo Scan Pacific Tbk. PT	117,300	20,100
	Timah Tbk. PT	437,900	70,258

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*††	Trada Alam Minera Tbk. PT	3,776,600	$0
*	Trimegah Sekuritas Indonesia Tbk. PT	1,532,700	48,364
	Triputra Agro Persada PT	743,600	84,107
	Tunas Baru Lampung Tbk. PT	438,185	19,622
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	123,800	11,168
	United Tractors Tbk. PT	196,100	317,070
*††	Waskita Karya Persero Tbk. PT	697,000	1,588
	XLSMART Telecom Sejahtera Tbk. PT	671,193	105,301

TOTAL INDONESIA			3,497,757

IRELAND — (1.2%)
	AIB Group PLC	372,778	3,435,643
	Bank of Ireland Group PLC	316,637	5,184,283
	Cairn Homes PLC	192,687	428,163
	Dalata Hotel Group PLC	63,536	471,329
	FBD Holdings PLC (FBD ID)	9,012	150,750
*Ω	Glenveagh Properties PLC	7,270	15,980
*	Permanent TSB Group Holdings PLC	12,453	41,732

TOTAL IRELAND			9,727,880

ISRAEL — (1.1%)
*	Accel Solutions Group Ltd.	21,177	10,690
	Ackerstein Group Ltd.	9,863	29,368
	Afcon Holdings Ltd.	760	64,991
	Africa Israel Residences Ltd.	912	79,422
	Alrov Properties & Lodgings Ltd.	1,983	178,115
#	Altshuler Shaham Finance Ltd.	9,407	24,878
	Ashtrom Group Ltd.	7,012	160,199
	AudioCodes Ltd. (AUDC US)	8,280	73,940
*	Avgol Industries 1953 Ltd.	17,326	7,329
	Ayalon Holdings Ltd.	568	11,966

		Shares	Value»
ISRAEL — (Continued)
	Azorim-Investment Development & Construction Co. Ltd.	25,215	$168,886
	Carasso Motors Ltd.	6,480	77,854
	Carasso Real Estate Ltd.	994	11,867
*	Cellcom Israel Ltd. (CEL IT)	25,746	268,391
*	Cellcom Israel Ltd. (CELJF US)	11,396	117,892
	Clal Insurance Enterprises Holdings Ltd.	21,193	1,178,441
	Delek Automotive Systems Ltd.	8,705	73,229
	Delta Galil Ltd.	2,465	137,626
	Diplomat Holdings Ltd.	576	9,119
	Dor Alon Energy in Israel 1988 Ltd.	1,112	50,122
*	Doral Group Renewable Energy Resources Ltd.	17,313	124,031
	Duniec Brothers Ltd.	260	21,609
*	El Al Israel Airlines	36,162	150,268
*	Equital Ltd.	6,649	317,120
*	Fattal Holdings 1998 Ltd.	975	176,968
	Formula Systems 1985 Ltd. (FORTY IT)	621	90,148
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	229	33,931
*	Gilat Satellite Networks Ltd.	10,051	144,854
*	Hagag Group Real Estate Development	8,333	59,878
	Hamat Group Ltd.	5,206	24,431
	Harel Insurance Investments & Financial Services Ltd.	28,874	1,006,352
	IDI Insurance Co. Ltd.	999	59,234
	Inrom Construction Industries Ltd.	11,808	87,976
#	Israel Canada TR Ltd.	27,022	140,770
*	Israir Group Ltd.	37,360	20,584

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Isras Investment Co. Ltd.	419	$117,396
	Issta Ltd.	2,925	95,172
*	Kamada Ltd. (KMDA US)	7,363	50,952
	Kardan Real Estate Enterprise & Development Ltd.	19,587	42,112
	Kenon Holdings Ltd.	3,347	174,335
	Kerur Holdings Ltd.	1,355	37,756
	Klil Industries Ltd.	356	20,375
	Kvutzat Acro Ltd.	5,300	77,498
	Land Development Nimrodi Group Ltd.	4,140	47,410
	Lapidoth Capital Ltd.	3,541	88,854
	M Yochananof & Sons Ltd.	641	54,241
	Mediterranean Towers Ltd.	24,745	109,132
*	Meshek Energy Renewable Energies Ltd.	71,740	145,202
	Meshulam Levinstein Contracting & Engineering Ltd.	258	38,879
	Migdal Insurance & Financial Holdings Ltd.	161,691	580,228
	Naphtha Israel Petroleum Corp. Ltd.	1,591	13,388
	Neto Malinda Trading Ltd.	3,324	145,953
*	Neto ME Holdings Ltd.	169	10,801
*	Nexxen International Ltd.	9,959	98,791
	Oil Refineries Ltd.	468,867	136,885
*	OY Nofar Energy Ltd.	2,438	77,825
	Palram Industries 1990 Ltd.	1,933	44,540
	Partner Communications Co. Ltd.	8,292	82,331
	Paz Retail & Energy Ltd.	2,383	509,091
*	Perion Network Ltd.	2,691	25,305
	Plasson Industries Ltd.	1,011	58,907
	Polyram Plastic Industries Ltd.	4,429	15,452

		Shares	Value»
ISRAEL — (Continued)
#	Prashkovsky Investments & Construction Ltd.	2,213	$112,870
#*	Priortech Ltd.	617	47,167
*	Rapac Communication & Infrastructure Ltd.	1,204	22,400
	Scope Metals Group Ltd.	2,448	118,375
*	Shikun & Binui Ltd.	54,158	301,675
	Shufersal Ltd.	338	4,201
	Suny Cellular Communication Ltd.	38,993	17,862
#Ω	Tamar Petroleum Ltd.	11,221	138,909
	Tiv Taam Holdings 1 Ltd.	4,452	12,067
*	Veridis Environment Ltd.	8,348	83,061
	Villar International Ltd.	242	14,277
	YH Dimri Construction & Development Ltd.	544	65,641

TOTAL ISRAEL			9,029,795

ITALY — (3.8%)
	A2A SpA	431,852	1,258,253
*	Abitare In SpA	2,221	7,266
	ACEA SpA	11,629	282,051
	Ariston Holding NV	5,498	22,858
	Arnoldo Mondadori Editore SpA	25,955	62,372
	Ascopiave SpA	14,577	54,089
#	Avio SpA	345	14,951
	Azimut Holding SpA	23,175	906,995
	Banca IFIS SpA	5,821	150,389
	Banca Mediolanum SpA	22,275	447,827
	Banca Monte dei Paschi di Siena SpA	164,780	1,445,200
	Banco BPM SpA	394,306	5,744,825
	Banco di Desio e della Brianza SpA	12,049	110,121
	BPER Banca SpA	476,868	5,713,780
#	Brembo NV	12,046	129,921
	Buzzi SpA	28,433	1,712,876
*	Cairo Communication SpA	17,210	57,159
	Cementir Holding NV	12,612	232,383
*	CIR SpA-Compagnie Industriali	239,509	191,079

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Credito Emiliano SpA	26,852	$425,104
	d’Amico International Shipping SA	11,577	59,974
	Danieli & C Officine Meccaniche SpA (DAN IM)	2,529	136,657
	Danieli & C Officine Meccaniche SpA (DANR IM)	9,553	366,297
	Datalogic SpA	3,990	21,157
	De’ Longhi SpA	1,123	40,990
Ω	Enav SpA	22,442	117,262
	ERG SpA	4,267	110,072
	Esprinet SpA	4,513	30,214
	Ferretti SpA	19,393	63,700
	Fila SpA	4,879	53,496
*	Fincantieri SpA	17,542	451,326
#	FNM SpA	40,686	21,327
	Garofalo Health Care SpA	4,490	27,056
	Gefran SpA	2,084	30,033
	GPI SpA	1,862	36,553
	Hera SpA	182,333	818,344
	IMMSI SpA	62,616	41,621
	Indel B SpA	373	8,269
	Interpump Group SpA	4,420	228,118
	Italmobiliare SpA	2,574	96,689
	Iveco Group NV	53,448	1,135,927
	Leonardo SpA	16,188	952,416
#	MARR SpA	1,371	14,546
	MFE-MediaForEurope NV, Class A	33,510	120,975
	MFE-MediaForEurope NV (MFEA IM), Class A	53,594	189,763
	MFE-MediaForEurope NV (MFEB IM), Class B	17,260	80,491
*	NewPrinces SpA	4,322	99,464
Ω	Nexi SpA	2,447	12,902
	Orsero SpA	2,608	54,641
Ω	OVS SpA	54,182	273,449
#	Piaggio & C SpA	17,349	39,497
Ω	Pirelli & C SpA	91,793	644,391
Ω	Poste Italiane SpA	28,348	683,467
	Rizzoli Corriere Della Sera Mediagroup SpA	42,643	50,740
	Sabaf SpA	2,439	39,346
*	Safilo Group SpA	23,535	45,984
#	Saipem SpA	129,592	337,839
	Snam SpA	119,199	735,174
	Sogefi SpA	9,662	38,964

		Shares	Value»
ITALY — (Continued)
#*	Telecom Italia SpA (TIT IM)	1,798,324	$1,060,369
*	Telecom Italia SpA (TITR IM)	1,059,301	704,314
	Tenaris SA (TEN IM)	1,944	38,637
#	Tenaris SA (TS US), ADR	23,793	946,961
*	TREVI - Finanziaria Industriale SpA	37,587	18,913
	Unipol Assicurazioni SpA	52,669	1,153,099
	Webuild SpA	53,359	215,640

TOTAL ITALY			31,416,563

JAPAN — (15.1%)
	77 Bank Ltd.	15,900	681,510
	A&D HOLON Holdings Co. Ltd.	1,100	14,418
	Achilles Corp.	100	814
#	AD Works Group Co. Ltd.	20,400	62,953
	ADEKA Corp.	22,700	514,332
	AFC-HD AMS Life Science Co. Ltd.	1,800	9,935
	Ahresty Corp.	7,900	41,022
	Aichi Financial Group, Inc.	1,390	35,839
	Aichi Steel Corp.	18,800	323,676
	Aichi Tokei Denki Co. Ltd.	2,700	48,888
	Aida Engineering Ltd.	7,400	44,259
	Ain Holdings, Inc.	5,800	243,015
	Air Water, Inc.	47,100	657,761
	Airport Facilities Co. Ltd.	9,300	62,143
	Aisan Industry Co. Ltd.	11,700	158,533
*	Akebono Brake Industry Co. Ltd.	33,000	24,542
	Akita Bank Ltd.	4,800	113,730
	Alconix Corp.	7,600	106,783
	Alfresa Holdings Corp.	44,000	621,648
	Alleanza Holdings Co. Ltd.	3,200	21,672
#	Alpen Co. Ltd.	5,100	75,291
	Alps Alpine Co. Ltd.	47,181	594,287
	Amada Co. Ltd.	12,008	143,191
	Anabuki Kosan, Inc.	1,200	16,757
	Anest Iwata Corp.	8,600	84,616
	AOKI Holdings, Inc.	9,900	106,729
	Aoyama Trading Co. Ltd.	15,700	232,117

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Arakawa Chemical Industries Ltd.	3,100	$22,370
	Arata Corp.	9,400	183,137
	ARCLANDS Corp.	8,600	97,679
	Arcs Co. Ltd.	9,400	191,023
	Artience Co. Ltd.	9,600	195,658
	Asahi Co. Ltd.	3,000	25,426
	Asahi Yukizai Corp.	3,600	112,193
	Asia Pile Holdings Corp.	10,700	84,277
	ASKA Pharmaceutical Holdings Co. Ltd.	2,600	35,309
	Astena Holdings Co. Ltd.	8,100	24,567
	Autobacs Seven Co. Ltd.	8,500	84,924
	Awa Bank Ltd.	10,800	255,155
	Axell Corp.	2,400	21,490
	Axial Retailing, Inc.	3,200	22,601
	Axyz Co. Ltd.	800	16,711
	Bando Chemical Industries Ltd.	9,100	114,209
	Bank of Iwate Ltd.	2,956	77,619
	Bank of Nagoya Ltd.	10,100	257,894
	Bank of Saga Ltd.	3,301	68,539
	Bank of the Ryukyus Ltd.	10,400	101,466
	Belc Co. Ltd.	600	28,170
#	Belluna Co. Ltd.	12,600	83,029
#	Bourbon Corp.	3,000	47,274
	Br Holdings Corp.	4,400	9,531
	Brother Industries Ltd.	25,700	437,432
	Buffalo, Inc.	2,000	44,940
	Bunka Shutter Co. Ltd.	17,100	225,529
	Carlit Co. Ltd.	5,500	54,545
	Cawachi Ltd.	4,800	92,383
	CCI Group, Inc.	60,000	256,468
	Central Glass Co. Ltd.	7,400	154,386
	Central Security Patrols Co. Ltd.	2,300	40,612
	Chiba Kogyo Bank Ltd.	15,900	165,899
	Chino Corp.	5,200	46,611
	Chori Co. Ltd.	4,500	115,907
	Chubu Shiryo Co. Ltd.	7,421	77,094
	Chuetsu Pulp & Paper Co. Ltd.	3,600	38,843
	Chugin Financial Group, Inc.	40,000	557,796
	Chuo Gyorui Co. Ltd.	500	11,339

		Shares	Value»
JAPAN — (Continued)
	Citizen Watch Co. Ltd.	66,600	$462,182
	CKD Corp.	7,400	158,456
	CK-San-Etsu Co. Ltd.	1,300	33,675
	CMK Corp.	13,300	34,575
	Coca-Cola Bottlers Japan Holdings, Inc.	37,849	605,697
	Cosel Co. Ltd.	2,500	19,923
	Cosmo Energy Holdings Co. Ltd.	37,200	849,476
	Cosmos Initia Co. Ltd.	2,400	20,171
	CTI Engineering Co. Ltd.	6,600	121,366
*	CUC, Inc.	3,100	21,202
	Dai Nippon Toryo Co. Ltd.	2,400	19,739
	Daicel Corp.	58,200	500,758
	Dai-Dan Co. Ltd.	2,100	93,056
	Daido Metal Co. Ltd.	8,900	60,278
	Daido Steel Co. Ltd.	35,200	333,059
	Daihatsu Infinearth Mfg Co. Ltd.	5,500	109,301
	Daihen Corp.	2,300	150,503
	Daiho Corp.	13,100	67,081
	Daiichi Jitsugyo Co. Ltd.	7,800	132,085
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,400	11,878
	Daiki Aluminium Industry Co. Ltd.	7,600	55,456
	Daikyonishikawa Corp.	13,400	63,331
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,700	91,145
	Daio Paper Corp.	17,100	90,129
	Daishi Hokuetsu Financial Group, Inc.	47,100	454,236
	Daishinku Corp.	3,100	11,663
	Daisue Construction Co. Ltd.	2,500	55,156
	Daito Pharmaceutical Co. Ltd.	10,200	82,274
	Daitron Co. Ltd.	2,900	87,085
	DCM Holdings Co. Ltd.	32,300	299,501
	Denka Co. Ltd.	18,000	261,241
	DIC Corp.	19,700	463,502
	DKK-Toa Corp.	3,400	18,472

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	DKS Co. Ltd.	2,400	$102,316
	Doutor Nichires Holdings Co. Ltd.	8,800	137,276
	Dowa Holdings Co. Ltd.	9,700	351,715
#	DyDo Group Holdings, Inc.	3,500	55,115
	Eagle Industry Co. Ltd.	9,400	166,408
	Ebara Foods Industry, Inc.	1,400	22,557
#	Eco’s Co. Ltd.	3,000	55,200
	EDION Corp.	25,600	336,754
	Ehime Bank Ltd.	11,901	96,512
	Endo Lighting Corp.	4,100	60,019
	Enomoto Co. Ltd.	2,300	28,806
#	Envipro Holdings, Inc.	3,600	11,744
#	ES-Con Japan Ltd.	11,300	73,392
	Eslead Corp.	2,900	102,352
	ESPEC Corp.	4,800	109,227
	Exedy Corp.	6,600	221,760
	EXEO Group, Inc.	19,600	282,686
	Ezaki Glico Co. Ltd.	8,700	278,021
	FALCO HOLDINGS Co. Ltd.	2,300	37,016
	Feed One Co. Ltd.	4,700	31,032
#	Ferrotec Corp.	10,900	357,310
	First Bank of Toyama Ltd.	14,600	138,048
	Focus Systems Corp.	1,300	13,630
	Foster Electric Co. Ltd.	5,860	101,316
	France Bed Holdings Co. Ltd.	7,200	61,504
	F-Tech, Inc.	5,800	28,372
	Fudo Tetra Corp.	4,400	69,666
	Fuji Co. Ltd.	2,700	34,482
	Fuji Corp. (6134 JP)	4,200	81,508
	Fuji Corp. Ltd.	7,200	38,306
	Fuji Die Co. Ltd.	1,700	9,733
	Fuji Oil Co. Ltd.	4,901	101,373
	Fuji Pharma Co. Ltd.	2,700	27,624
	Fuji Seal International, Inc.	13,100	230,332
	Fujibo Holdings, Inc.	2,800	123,965
	Fujikura Composites, Inc.	6,200	77,708
	Fujikura Ltd.	2,700	367,670
	Fujisash Co. Ltd.	1,650	8,511
#	Fujiya Co. Ltd.	3,200	53,696
	FuKoKu Co. Ltd.	3,700	44,036
	Fukuda Corp.	1,600	71,395
	Fukui Bank Ltd.	4,800	67,664
	Fukuoka Financial Group, Inc.	32,060	931,675

		Shares	Value»
JAPAN — (Continued)
	Fukuyama Transporting Co. Ltd.	2,001	$49,704
#	Fumakilla Ltd.	1,200	9,057
	Furukawa Co. Ltd.	11,100	218,772
	Furukawa Electric Co. Ltd.	4,400	311,457
	Furuno Electric Co. Ltd.	6,200	359,696
#	Furuya Metal Co. Ltd.	3,200	59,015
	Fuso Pharmaceutical Industries Ltd.	800	10,985
	Futaba Industrial Co. Ltd.	19,300	117,872
	Gakken Holdings Co. Ltd.	9,300	61,944
	Galilei Co. Ltd.	6,000	139,561
	Geo Holdings Corp.	6,900	72,231
	Giken Ltd.	2,299	24,596
	GLOBERIDE, Inc.	5,000	75,632
	Glory Ltd.	12,075	288,525
	GLtechno Holdings, Inc.	4,490	87,717
	Godo Steel Ltd.	3,100	73,501
	Grandy House Corp.	4,100	15,064
	GS Yuasa Corp.	12,800	357,434
	GSI Creos Corp.	3,400	50,913
	G-Tekt Corp.	5,100	65,436
	Gunma Bank Ltd.	95,800	995,805
	Gunze Ltd.	9,700	238,937
	H2O Retailing Corp.	27,900	377,465
	Hachijuni Bank Ltd.	100,412	1,011,464
	Hagiwara Electric Holdings Co. Ltd.	3,300	75,767
	Hagoromo Foods Corp.	500	10,632
	Hakuhodo DY Holdings, Inc.	16,000	115,814
	Hakuto Co. Ltd.	900	22,508
	Halows Co. Ltd.	600	17,010
	Hamakyorex Co. Ltd.	18,000	178,550
	Handsman Co. Ltd.	1,900	10,264
	Hanwa Co. Ltd.	11,300	471,329
	Harima Chemicals Group, Inc.	4,400	25,687
	Haseko Corp.	16,700	269,688
	Heiwa Corp.	5,600	72,796
	Heiwa Real Estate Co. Ltd.	2,200	32,198
	Heiwado Co. Ltd.	4,687	86,216
#*	Hino Motors Ltd.	42,800	97,228
	Hirakawa Hewtech Corp.	2,205	33,207
	Hirata Corp.	2,401	31,700

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hirogin Holdings, Inc.	77,919	$727,984
	Hochiki Corp.	3,900	97,483
	Hodogaya Chemical Co. Ltd.	4,200	49,683
	Hogy Medical Co. Ltd.	1,500	52,070
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	45,144
	Hokkan Holdings Ltd.	3,400	47,463
	Hokko Chemical Industry Co. Ltd.	5,700	59,949
#	Hokuetsu Corp.	37,800	200,465
	Hokuhoku Financial Group, Inc.	44,000	1,077,897
	Hokuriku Electric Industry Co. Ltd.	2,500	36,919
	Hokuto Corp.	2,869	33,952
	H-One Co. Ltd.	8,500	73,648
	Honeys Holdings Co. Ltd.	4,700	45,144
	Hoosiers Holdings Co. Ltd.	9,300	76,325
	Hosokawa Micron Corp.	3,700	136,630
	House Foods Group, Inc.	9,500	178,022
#	Howa Machinery Ltd.	4,600	42,503
	Hyakugo Bank Ltd.	54,000	334,889
	Hyakujushi Bank Ltd.	6,600	231,054
	Ibiden Co. Ltd.	5,900	555,335
	Ichiken Co. Ltd.	1,200	30,024
	Ichikoh Industries Ltd.	9,600	29,196
	Ichinen Holdings Co. Ltd.	6,400	83,511
	Ichiyoshi Securities Co. Ltd.	4,059	22,361
	IDEA Consultants, Inc.	1,600	36,262
	Idec Corp.	1,100	16,745
	Iida Group Holdings Co. Ltd.	35,900	549,750
	Iino Kaiun Kaisha Ltd.	25,600	208,796
	Imura & Co. Ltd.	2,800	17,810
	Inaba Denki Sangyo Co. Ltd.	12,600	371,032
	Inaba Seisakusho Co. Ltd.	2,600	26,703
	Inabata & Co. Ltd.	14,900	333,710
	INFRONEER Holdings, Inc.	56,352	603,706
	Innotech Corp.	1,200	14,209
#	Inui Global Logistics Co. Ltd.	1,500	15,271

		Shares	Value»
JAPAN — (Continued)
	Iriso Electronics Co. Ltd.	4,963	$99,628
	Ishihara Chemical Co. Ltd.	1,000	14,121
	Ishihara Sangyo Kaisha Ltd.	12,100	186,201
	Ishizuka Glass Co. Ltd.	800	15,669
	Itochu Enex Co. Ltd.	14,100	166,358
	Itochu-Shokuhin Co. Ltd.	900	54,706
	Itoham Yonekyu Holdings, Inc.	5,840	208,822
	Itoki Corp.	7,700	124,206
	IwaiCosmo Holdings, Inc.	6,600	120,561
	Iwatani Corp.	29,400	306,076
	Iyogin Holdings, Inc.	78,300	1,223,507
	J Front Retailing Co. Ltd.	33,813	508,570
	JANOME Corp.	6,900	49,369
	Japan Cash Machine Co. Ltd.	1,500	9,705
	Japan Electronic Materials Corp.	4,200	118,839
	Japan Medical Dynamic Marketing, Inc.	3,799	11,742
	Japan Pulp & Paper Co. Ltd.	32,500	152,501
	Japan Securities Finance Co. Ltd.	17,100	196,369
	Japan Steel Works Ltd.	500	32,747
	Japan Transcity Corp.	10,000	74,389
	Japan Wool Textile Co. Ltd.	14,100	148,727
	JINUSHI Co. Ltd.	2,900	54,562
	JK Holdings Co. Ltd.	5,500	44,964
	J-Oil Mills, Inc.	5,800	75,923
	Joshin Denki Co. Ltd.	2,590	44,845
	Joyful Honda Co. Ltd.	14,200	187,820
	JSP Corp.	4,300	52,603
	JTEKT Corp.	42,425	424,422
*	Juki Corp.	4,100	11,756
	Juroku Financial Group, Inc.	8,100	295,003
	JVCKenwood Corp.	14,500	116,178
	Kadoya Sesame Mills, Inc.	1,100	27,213
	Kaga Electronics Co. Ltd.	9,800	226,932
	Kameda Seika Co. Ltd.	200	4,986

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kamei Corp.	7,600	$143,758
	Kamigumi Co. Ltd.	13,100	393,239
	Kanaden Corp.	6,000	81,456
	Kanadevia Corp.	39,600	293,423
	Kanagawa Chuo Kotsu Co. Ltd.	1,500	34,136
	Kanamoto Co. Ltd.	7,969	185,599
	Kandenko Co. Ltd.	9,200	281,172
	Kaneka Corp.	11,900	328,316
	Kanematsu Corp.	22,900	463,630
	Kanemi Co. Ltd.	1,200	25,799
	Kanto Denka Kogyo Co. Ltd.	12,700	85,690
	Kato Sangyo Co. Ltd.	6,100	234,157
	Kawada Technologies, Inc.	4,400	115,288
	KEIWA, Inc.	3,000	22,451
	Keiyo Bank Ltd.	30,000	253,099
	Kenko Mayonnaise Co. Ltd.	3,934	46,452
	KH Neochem Co. Ltd.	4,800	85,838
	Kibun Foods, Inc.	1,800	12,546
	Kimura Chemical Plants Co. Ltd.	5,800	40,304
	Kimura Unity Co. Ltd.	9,800	53,468
	Ki-Star Real Estate Co. Ltd.	2,600	88,263
	Kitagawa Corp.	2,400	25,116
	Kita-Nippon Bank Ltd.	3,600	87,997
	Kitz Corp.	17,700	198,427
	Kiyo Bank Ltd.	18,800	366,162
*	KNT-CT Holdings Co. Ltd.	2,200	21,306
	Koa Corp.	3,700	32,878
	Koa Shoji Holdings Co. Ltd.	2,900	14,702
	Koatsu Gas Kogyo Co. Ltd.	9,700	64,651
	Kobe Steel Ltd.	66,700	785,017
	Kohnan Shoji Co. Ltd.	7,000	169,472
	Kohsoku Corp.	600	11,118
	Koito Manufacturing Co. Ltd.	1,600	23,824
	Kojima Co. Ltd.	13,300	94,898
	Kokuyo Co. Ltd.	71,100	408,000
	Komehyo Holdings Co. Ltd.	1,400	27,194
	Komeri Co. Ltd.	7,400	153,953
	Kondotec, Inc.	5,400	58,827
	Konica Minolta, Inc.	103,400	355,070
	Konishi Co. Ltd.	16,600	132,866
	Konoike Transport Co. Ltd.	9,000	186,142
#	Kosaido Holdings Co. Ltd.	8,300	22,812

		Shares	Value»
JAPAN — (Continued)
	Kose Corp.	1,200	$45,973
	KPP Group Holdings Co. Ltd.	12,100	59,772
	Kraftia Corp.	1,200	63,477
	Krosaki Harima Corp.	5,200	139,449
	KRS Corp.	3,600	67,975
	K’s Holdings Corp.	28,800	285,502
	KU Holdings Co. Ltd.	3,700	28,258
	Kumagai Gumi Co. Ltd.	34,824	316,188
	Kumiai Chemical Industry Co. Ltd.	7,400	32,737
	Kurabo Industries Ltd.	4,600	209,159
	Kuraray Co. Ltd.	93,700	1,015,385
#	Kureha Corp.	13,200	315,559
#	Kurimoto Ltd.	16,000	179,652
	Kuriyama Holdings Corp.	5,000	53,828
	KYB Corp.	12,400	314,450
	Kyodo Printing Co. Ltd.	7,600	73,910
	Kyoei Steel Ltd.	5,045	75,106
	Kyokuto Boeki Kaisha Ltd.	4,800	55,455
	Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	174,040
	Kyokuyo Co. Ltd.	2,800	86,559
	Kyorin Pharmaceutical Co. Ltd.	8,300	75,657
	Kyosan Electric Manufacturing Co. Ltd.	12,300	42,129
	Kyushu Financial Group, Inc.	79,500	455,644
#	Lacto Japan Co. Ltd.	2,600	58,212
	LEC, Inc.	7,500	49,617
	Life Corp.	9,400	147,471
	Lintec Corp.	10,100	256,684
	Lixil Corp.	72,900	807,993
	Look Holdings, Inc.	1,800	30,863
	Mabuchi Motor Co. Ltd.	18,900	333,888
	Macnica Holdings, Inc.	8,200	116,741
	Maezawa Industries, Inc.	3,900	48,638
	Makino Milling Machine Co. Ltd.	6,900	501,280
	Mandom Corp.	10,593	166,662
	Marubun Corp.	5,500	42,310
	Marudai Food Co. Ltd.	5,400	65,649
	Maruha Nichiro Corp.	13,400	299,536

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	MARUKA FURUSATO Corp.	5,038	$73,782
	Maruyama Manufacturing Co., Inc.	1,100	15,506
	Maruzen CHI Holdings Co. Ltd.	3,000	6,443
	Maruzen Showa Unyu Co. Ltd.	3,700	166,495
	Marvelous, Inc.	3,700	13,567
	Matsuda Sangyo Co. Ltd.	4,300	115,462
	Matsuoka Corp.	1,100	16,082
	Maxell Ltd.	9,900	143,509
	Maxvalu Tokai Co. Ltd.	2,200	49,872
	Mazda Motor Corp.	118,000	813,120
	Mebuki Financial Group, Inc.	163,600	1,020,800
	Media Do Co. Ltd.	2,000	23,606
	Medical System Network Co. Ltd.	10,600	33,794
	Medipal Holdings Corp.	43,700	711,017
	Megmilk Snow Brand Co. Ltd.	12,000	220,088
	Meidensha Corp.	5,700	225,737
	Meiji Electric Industries Co. Ltd.	3,800	57,265
	MEIJI Holdings Co. Ltd.	26,100	502,424
	Meiji Shipping Group Co. Ltd.	4,300	19,524
	Meiko Electronics Co. Ltd.	1,900	124,960
	Meiwa Estate Co. Ltd.	4,900	33,993
	Menicon Co. Ltd.	10,685	83,301
#	Mie Kotsu Group Holdings, Inc.	16,800	58,606
	MIMAKI ENGINEERING Co. Ltd.	700	7,715
	Mirait One Corp.	23,310	451,685
#	Mirarth Holdings, Inc.	22,700	55,954
	Mitsuba Corp.	15,300	93,001
	Mitsubishi Gas Chemical Co., Inc.	40,800	754,846
	Mitsubishi Logisnext Co. Ltd.	5,100	50,787
	Mitsubishi Logistics Corp.	69,500	503,947
	Mitsubishi Materials Corp.	27,842	536,065

	Shares	Value»
JAPAN — (Continued)
Mitsubishi Motors Corp.	142,100	$346,287
Mitsubishi Paper Mills Ltd.	9,464	37,446
Mitsubishi Pencil Co. Ltd.	1,400	18,571
Mitsubishi Research Institute, Inc.	2,400	75,879
Mitsubishi Steel Manufacturing Co. Ltd.	2,100	25,529
Mitsui Chemicals, Inc.	32,100	757,847
Mitsui DM Sugar Co. Ltd.	5,495	108,216
Mitsui E&S Co. Ltd.	14,000	569,170
Mitsui High-Tec, Inc.	6,400	31,920
Mitsui Kinzoku Co. Ltd.	4,816	490,546
Mitsui-Soko Holdings Co. Ltd.	7,200	188,951
Mitsuuroko Group Holdings Co. Ltd.	5,200	71,048
Miyazaki Bank Ltd.	3,100	93,220
Mizuno Corp.	8,700	156,949
Morinaga Milk Industry Co. Ltd.	19,900	429,563
Moriroku Co. Ltd.	2,601	39,565
Morita Holdings Corp.	8,400	126,993
Mory Industries, Inc.	9,000	56,031
MrMax Holdings Ltd.	8,500	42,469
Mugen Estate Co. Ltd.	2,800	36,965
Musashi Seimitsu Industry Co. Ltd.	7,700	173,712
Musashino Bank Ltd.	7,400	199,079
Nabtesco Corp.	3,500	87,674
NAC Co. Ltd.	6,000	20,342
Nachi-Fujikoshi Corp.	2,587	66,176
Nagano Keiki Co. Ltd.	1,500	22,818
Nagase & Co. Ltd.	28,200	615,838
Naigai Tec Corp.	900	12,501
Nakamoto Packs Co. Ltd.	800	9,407
Nakamuraya Co. Ltd.	1,100	21,699
Nanto Bank Ltd.	7,400	246,120
Nanyo Corp.	2,600	22,636
Natori Co. Ltd.	2,300	29,018
NGK Insulators Ltd.	59,400	1,002,170
NH Foods Ltd.	9,300	343,475
NHK Spring Co. Ltd.	54,544	1,022,583
Nicca Chemical Co. Ltd.	1,800	16,930
Nice Corp.	2,600	29,928
Nichiban Co. Ltd.	3,400	42,141

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nichicon Corp.	13,400	$134,447
	Nichiden Corp.	2,600	41,853
	Nichimo Co. Ltd.	1,600	25,858
	Nichirin Co. Ltd.	3,750	87,262
	Nihon Denkei Co. Ltd.	2,100	27,744
	Nihon Nohyaku Co. Ltd.	13,700	76,664
	Nihon Yamamura Glass Co. Ltd.	1,100	19,010
	Nikkiso Co. Ltd.	11,500	112,425
#	Nikkon Holdings Co. Ltd.	24,600	554,830
	Nikon Corp.	47,400	552,811
	Nippi, Inc.	900	73,535
	Nippn Corp.	14,900	211,834
	Nippon Carbide Industries Co., Inc.	2,300	31,661
	Nippon Chemical Industrial Co. Ltd.	2,900	52,637
*	Nippon Chemi-Con Corp.	2,100	21,192
	Nippon Concrete Industries Co. Ltd.	8,600	18,003
	Nippon Denko Co. Ltd.	34,300	74,865
	Nippon Dry-Chemical Co. Ltd.	1,400	76,493
	Nippon Electric Glass Co. Ltd.	14,200	478,069
	Nippon Express Holdings, Inc.	32,700	695,702
	Nippon Kayaku Co. Ltd.	27,900	255,129
	Nippon Light Metal Holdings Co. Ltd.	6,403	93,242
	Nippon Paper Industries Co. Ltd.	31,400	234,919
	Nippon Rietec Co. Ltd.	3,460	46,171
	Nippon Seisen Co. Ltd.	3,500	25,113
*	Nippon Sheet Glass Co. Ltd.	24,000	89,793
	Nippon Shinyaku Co. Ltd.	9,400	196,681
	Nippon Shokubai Co. Ltd.	28,200	326,735
	Nippon Soda Co. Ltd.	13,200	292,630
	Nippon Thompson Co. Ltd.	7,700	33,342
	Nippon Yakin Kogyo Co. Ltd.	4,300	119,139
	Nipro Corp.	37,500	366,050

	Shares	Value»
JAPAN — (Continued)
Nishi-Nippon Financial Holdings, Inc.	29,200	$498,977
Nishio Holdings Co. Ltd.	5,400	153,623
Nissan Tokyo Sales Holdings Co. Ltd.	14,900	48,560
Nissha Co. Ltd.	8,186	71,121
Nisshin Oillio Group Ltd.	7,900	261,025
Nisshin Seifun Group, Inc.	14,800	167,321
Nisshinbo Holdings, Inc.	33,453	264,372
Nisso Holdings Co. Ltd.	2,700	11,264
Nissui Corp.	80,200	558,754
Nitta Gelatin, Inc.	3,800	24,413
Nitto Fuji Flour Milling Co. Ltd.	800	36,046
Nitto Kogyo Corp.	4,500	107,763
Nitto Seiko Co. Ltd.	12,100	54,030
Nittoku Co. Ltd.	2,801	44,257
Nojima Corp.	37,500	276,893
Nomura Real Estate Holdings, Inc.	68,000	388,339
Noritake Co. Ltd.	5,400	169,146
Noritz Corp.	5,300	68,818
North Pacific Bank Ltd.	82,400	385,907
NPR-RIKEN Corp.	3,660	74,108
NS Tool Co. Ltd.	2,500	12,412
NS United Kaiun Kaisha Ltd.	3,800	135,855
NSK Ltd.	36,811	185,491
NSW, Inc.	2,600	41,885
NTN Corp.	86,100	192,223
Obara Group, Inc.	2,900	78,843
Ochi Holdings Co. Ltd.	900	8,096
Ogaki Kyoritsu Bank Ltd.	5,700	136,447
Oiles Corp.	5,700	83,494
Oita Bank Ltd.	4,100	135,322
Oji Holdings Corp.	246,400	1,243,182
Okabe Co. Ltd.	13,000	77,353
Okada Aiyon Corp.	300	3,977
Okamoto Industries, Inc.	2,600	85,087
Okamoto Machine Tool Works Ltd.	1,300	40,429
Okamura Corp.	13,900	203,343
Okasan Securities Group, Inc.	37,900	169,848

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Oki Electric Industry Co. Ltd.	14,500	$173,237
Okinawa Financial Group, Inc.	4,780	119,126
OKUMA Corp.	8,700	193,686
Okumura Corp.	8,700	275,793
Okura Industrial Co. Ltd.	2,800	90,172
Okuwa Co. Ltd.	10,582	57,069
Olba Healthcare Holdings, Inc.	1,600	21,234
Ono Pharmaceutical Co. Ltd.	23,100	281,899
Onoken Co. Ltd.	3,700	33,033
Onward Holdings Co. Ltd.	37,900	159,056
Open House Group Co. Ltd.	2,500	120,307
Optimus Group Co. Ltd.	4,000	8,707
Optorun Co. Ltd.	2,900	31,930
Oriental Consultants Holdings Co. Ltd.	1,000	19,739
Oriental Shiraishi Corp.	32,000	88,129
Osaka Organic Chemical Industry Ltd.	1,000	24,824
Osaki Electric Co. Ltd.	8,300	67,266
OSG Corp.	16,700	242,121
OUG Holdings, Inc.	1,100	27,593
Pacific Industrial Co. Ltd.	10,400	207,403
Pack Corp.	3,300	25,713
PALTAC Corp.	6,300	185,803
Paraca, Inc.	1,600	20,535
Paramount Bed Holdings Co. Ltd.	9,500	217,558
Penta-Ocean Construction Co. Ltd.	37,400	342,397
PHC Holdings Corp.	4,000	26,147
Pickles Holdings Co. Ltd.	4,900	34,934
PILLAR Corp.	2,600	81,878
Pole To Win Holdings, Inc.	10,603	22,723
Press Kogyo Co. Ltd.	25,900	109,767
Prima Meat Packers Ltd.	2,100	33,734
PS Construction Co. Ltd.	3,450	40,462

		Shares	Value»
JAPAN — (Continued)
	QB Net Holdings Co. Ltd.	3,000	$26,407
	Qol Holdings Co. Ltd.	6,200	78,172
	Raiznext Corp.	8,600	106,851
	Rasa Corp.	1,900	20,346
	Rasa Industries Ltd.	2,000	65,163
	Rengo Co. Ltd.	36,900	224,737
*	RENOVA, Inc.	14,500	77,690
	Resonac Holdings Corp.	30,400	1,184,375
	Restar Corp.	4,500	75,284
	Retail Partners Co. Ltd.	5,900	49,289
	Rheon Automatic Machinery Co. Ltd.	4,400	41,267
	Ricoh Co. Ltd.	94,200	808,121
	Riken Technos Corp.	11,500	104,240
	Riken Vitamin Co. Ltd.	5,400	98,032
	Rinnai Corp.	500	11,333
	Rion Co. Ltd.	2,100	34,037
	Rix Corp.	600	14,493
	Rohm Co. Ltd.	34,200	547,668
	Rokko Butter Co. Ltd.	1,300	9,898
	Ryobi Ltd.	7,900	141,030
	RYODEN Corp.	4,700	97,373
	Ryoyo Ryosan Holdings, Inc.	4,148	79,928
	S Foods, Inc.	300	4,869
	S&B Foods, Inc.	5,000	108,030
#	Sac’s Bar Holdings, Inc.	7,900	40,131
	Sakai Chemical Industry Co. Ltd.	5,400	99,641
	Sakai Heavy Industries Ltd.	3,200	42,604
	Sakai Moving Service Co. Ltd.	2,000	36,565
	Sakata INX Corp.	10,570	156,032
	Sakata Seed Corp.	4,800	122,991
	Sala Corp.	18,200	124,009
	San Holdings, Inc.	6,600	64,311
	San ju San Financial Group, Inc.	5,400	127,719
	San-A Co. Ltd.	8,800	153,073
	San-Ai Obbli Co. Ltd.	16,400	217,217
	San-In Godo Bank Ltd.	35,400	311,261
*	Sanken Electric Co. Ltd.	3,500	168,223
	Sanki Engineering Co. Ltd.	4,000	137,464
	Sanko Gosei Ltd.	13,300	72,600

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Sanko Metal Industrial Co. Ltd.	5,000	$44,023
Sankyo Frontier Co. Ltd.	2,800	36,436
Sankyu, Inc.	4,400	224,664
Sanoh Industrial Co. Ltd.	3,700	22,012
Sansei Technologies, Inc.	4,600	67,570
Sanyo Chemical Industries Ltd.	2,800	76,185
Sanyo Denki Co. Ltd.	8,100	207,125
Sanyo Trading Co. Ltd.	6,600	67,936
Sato Corp.	6,500	92,258
Sato Shoji Corp.	5,000	69,767
Satori Electric Co. Ltd.	4,200	52,259
Satudora Holdings Co. Ltd.	1,800	9,614
Sawai Group Holdings Co. Ltd.	28,200	336,772
SBS Holdings, Inc.	3,100	68,174
Scroll Corp.	8,200	58,284
Seika Corp.	7,800	116,293
Seiko Epson Corp.	51,600	653,803
Seiko Group Corp.	8,200	376,575
Seino Holdings Co. Ltd.	23,400	330,688
Seiren Co. Ltd.	1,500	30,717
Sekisui Kasei Co. Ltd.	11,200	25,704
SEMITEC Corp.	1,700	26,115
Senko Group Holdings Co. Ltd.	23,700	309,336
Senshu Ikeda Holdings, Inc.	55,800	240,852
Shibaura Machine Co. Ltd.	3,500	97,192
Shibusawa Logistics Corp.	12,400	89,016
Shibuya Corp.	1,200	26,622
Shiga Bank Ltd.	8,700	351,430
Shikibo Ltd.	1,700	11,064
Shikoku Bank Ltd.	8,100	76,444
Shimizu Corp.	900	12,081
Shimojima Co. Ltd.	5,000	41,846
Shin Nippon Air Technologies Co. Ltd.	3,400	67,897
Shinagawa Refra Co. Ltd.	8,500	101,876
Shin-Etsu Polymer Co. Ltd.	11,300	141,510

		Shares	Value»
JAPAN — (Continued)
	Shinmaywa Industries Ltd.	14,600	$189,873
	Shinsho Corp.	4,500	67,803
	Shinwa Co. Ltd. (7607 JP)	3,600	71,743
	Shizuoka Financial Group, Inc.	15,700	211,442
	Shizuoka Gas Co. Ltd.	1,700	12,431
	Showa Sangyo Co. Ltd.	600	11,453
	Showa Shinku Co. Ltd.	700	6,533
	Siix Corp.	10,100	90,583
	Sinanen Holdings Co. Ltd.	2,300	92,105
	Sinfonia Technology Co. Ltd.	2,300	158,302
	SKY Perfect JSAT Holdings, Inc.	50,900	500,855
	Skymark Airlines, Inc.	4,700	13,679
	Soda Nikka Co. Ltd.	6,400	41,445
	Sojitz Corp.	28,600	758,771
	Soken Chemical & Engineering Co. Ltd.	5,600	86,602
	SPK Corp.	3,200	46,416
	Star Mica Holdings Co. Ltd.	7,500	55,351
	Starts Corp., Inc.	8,200	254,724
	Starzen Co. Ltd.	14,700	110,609
	Stella Chemifa Corp.	2,500	66,361
	Step Co. Ltd.	1,700	26,750
	Sugimoto & Co. Ltd.	2,400	28,107
#	SUMCO Corp.	56,772	578,553
	Sumida Corp.	4,001	29,072
	Sumitomo Bakelite Co. Ltd.	4,400	146,353
	Sumitomo Heavy Industries Ltd.	19,249	514,652
	Sumitomo Osaka Cement Co. Ltd.	9,475	236,687
*	Sumitomo Pharma Co. Ltd.	9,300	101,388
	Sumitomo Riko Co. Ltd.	12,100	204,764
	Sumitomo Rubber Industries Ltd.	48,554	568,641
	Sumitomo Seika Chemicals Co. Ltd.	2,400	74,340
	Sun Frontier Fudousan Co. Ltd.	9,500	140,730
	Suncall Corp.	1,000	6,551

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sun-Wa Technos Corp.	3,300	$57,314
	Suruga Bank Ltd.	53,500	535,541
	Suzuken Co. Ltd.	17,500	664,589
	Suzuki Co. Ltd.	4,300	60,092
	SWCC Corp.	200	9,717
	T Hasegawa Co. Ltd.	8,400	147,172
	T RAD Co. Ltd.	2,300	104,058
	Tachibana Eletech Co. Ltd.	4,500	82,665
	Tachi-S Co. Ltd.	8,200	103,944
	Tadano Ltd.	21,200	147,239
	Taihei Dengyo Kaisha Ltd.	12,000	168,259
	Taiheiyo Cement Corp.	29,400	797,666
	Taiheiyo Kouhatsu, Inc.	1,500	7,489
	Taiho Kogyo Co. Ltd.	6,400	28,393
	Taikisha Ltd.	14,000	277,170
	Taiko Bank Ltd.	1,500	16,973
	Taiyo Yuden Co. Ltd.	21,369	606,918
	Takamatsu Construction Group Co. Ltd.	4,700	103,153
	Takaoka Toko Co. Ltd.	3,700	82,401
	Takara & Co. Ltd.	3,300	87,059
	Takara Holdings, Inc.	26,100	265,835
	Takara Standard Co. Ltd.	7,800	125,981
	Takasago International Corp.	21,500	210,120
	Takashima & Co. Ltd.	12,000	63,766
	Takashimaya Co. Ltd.	62,200	665,313
	Take & Give Needs Co. Ltd.	2,200	11,739
#	TAKEBISHI Corp.	2,800	37,123
#	Taki Chemical Co. Ltd.	1,000	23,392
	Tamura Corp.	15,901	54,497
	Tanabe Engineering Corp.	1,300	19,928
	Tayca Corp.	5,500	46,872
	Technoflex Corp.	1,200	13,510
	Teijin Ltd.	2,300	20,122
	Tekken Corp.	3,000	71,660
	Tera Probe, Inc.	1,100	41,730
	Terasaki Electric Co. Ltd.	900	28,154
#	Tess Holdings Co. Ltd.	10,500	23,703
	Toa Corp. (1885 JP)	17,200	263,453
	TOA ROAD Corp.	12,400	124,877

		Shares	Value»
JAPAN — (Continued)
	Toagosei Co. Ltd.	14,300	$141,854
	TOBISHIMA HOLDINGS, Inc.	3,740	51,079
	Tochigi Bank Ltd.	24,700	88,061
	Toda Corp.	39,400	265,428
	Toenec Corp.	13,000	141,087
	Togami Electric Manufacturing Co. Ltd.	700	19,179
	Toho Acetylene Co. Ltd.	6,000	13,853
	Toho Bank Ltd.	53,600	158,625
	Toho Holdings Co. Ltd.	4,400	141,103
	Tohoku Bank Ltd.	4,728	40,573
	Tokai Carbon Co. Ltd.	16,800	112,540
	Tokai Corp.	2,268	31,419
	Tokai Rika Co. Ltd.	13,500	242,519
	Tokai Tokyo Financial Holdings, Inc.	29,876	110,701
	Tokushu Tokai Paper Co. Ltd.	6,900	66,390
	Tokuyama Corp.	16,000	397,223
	Tokyo Energy & Systems, Inc.	3,090	35,619
	Tokyo Kiraboshi Financial Group, Inc.	8,300	395,203
	Tokyo Rope Manufacturing Co. Ltd.	4,600	43,066
	Tokyo Sangyo Co. Ltd.	4,000	24,200
	Tokyo Steel Manufacturing Co. Ltd.	9,200	81,178
	Tokyo Tatemono Co. Ltd.	43,000	802,820
	Tokyo Tekko Co. Ltd.	700	25,581
	Tokyu Construction Co. Ltd.	8,800	59,851
	Tokyu Fudosan Holdings Corp.	103,300	832,462
	Toli Corp.	12,400	50,165
	Tomen Devices Corp.	1,400	85,540
	Tomoe Engineering Co. Ltd.	6,900	70,943
	Tomoku Co. Ltd.	3,200	68,346
	TOMONY Holdings, Inc.	39,500	175,043
	Topre Corp.	9,601	139,175
	Topy Industries Ltd.	1,800	33,235
#	Torex Semiconductor Ltd.	5,099	52,551

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Torishima Pump Manufacturing Co. Ltd.	3,700	$50,168
	Tosei Corp.	9,200	195,738
	Tosho Co. Ltd.	4,000	20,430
	Tosoh Corp.	61,200	872,562
	Totetsu Kogyo Co. Ltd.	5,700	156,443
	TOTO Ltd.	13,800	350,032
	Towa Bank Ltd.	11,200	67,457
	Towa Pharmaceutical Co. Ltd.	8,500	156,481
	Toyo Corp.	1,200	12,950
	Toyo Kanetsu KK	1,666	48,735
	Toyo Seikan Group Holdings Ltd.	38,700	868,824
#	Toyo Tanso Co. Ltd.	2,200	65,819
	Toyo Tire Corp.	30,000	819,902
	Toyobo Co. Ltd.	30,923	229,535
	Toyoda Gosei Co. Ltd.	16,500	381,889
	Toyota Boshoku Corp.	19,600	298,019
	TRE Holdings Corp.	12,600	126,258
	Trusco Nakayama Corp.	10,600	167,126
	Tsubakimoto Chain Co.	21,500	300,917
	Tsubakimoto Kogyo Co. Ltd.	3,000	53,055
	Tsugami Corp.	12,900	228,642
	Tsukishima Holdings Co. Ltd.	5,300	87,677
	Tsukuba Bank Ltd.	25,000	51,109
	Tsumura & Co.	6,400	148,458
	Tsuzuki Denki Co. Ltd.	1,800	36,866
	UACJ Corp.	43,200	557,835
	UBE Corp.	20,400	299,901
	Uchida Yoko Co. Ltd.	2,000	134,837
	Ueki Corp.	1,000	16,177
	Ulvac, Inc.	6,800	308,443
	Union Tool Co.	600	31,850
	Unipres Corp.	9,700	75,300
	United Super Markets Holdings, Inc.	15,557	83,054
	Ushio, Inc.	20,200	334,910
	V Technology Co. Ltd.	3,300	74,138
	Valor Holdings Co. Ltd.	16,000	292,888
	Valqua Ltd.	2,487	62,569
	Vital KSK Holdings, Inc.	6,600	53,181

		Shares	Value»
JAPAN — (Continued)
	VT Holdings Co. Ltd.	24,900	$78,599
	Wacoal Holdings Corp.	4,000	139,485
	Wakachiku Construction Co. Ltd.	3,700	115,090
	Wakita & Co. Ltd.	12,600	144,994
#	Warabeya Nichiyo Holdings Co. Ltd.	2,300	46,504
	Wellneo Sugar Co. Ltd.	800	13,083
	Wise Holdings Co. Ltd.	27,600	14,114
	World Co. Ltd.	7,600	133,360
	World Holdings Co. Ltd.	2,400	39,011
	Xebio Holdings Co. Ltd.	5,820	41,144
	Yahagi Construction Co. Ltd.	7,300	103,274
	YAKUODO Holdings Co. Ltd.	2,000	26,365
	YAMABIKO Corp.	9,400	157,047
	Yamada Holdings Co. Ltd.	87,400	262,743
	Yamae Group Holdings Co. Ltd.	5,000	83,007
	Yamagata Bank Ltd.	4,900	53,317
	Yamaguchi Financial Group, Inc.	46,028	527,336
	Yamaichi Electronics Co. Ltd.	5,600	165,905
	Yamanashi Chuo Bank Ltd.	7,900	168,232
	Yamatane Corp.	4,600	76,097
	Yamaya Corp.	1,800	27,633
	Yamazen Corp.	12,360	114,526
#	Yashima Denki Co. Ltd.	2,600	43,792
	Yellow Hat Ltd.	19,200	193,338
	Yokogawa Bridge Holdings Corp.	9,000	160,653
	Yokohama Rubber Co. Ltd.	39,300	1,402,578
	Yokorei Co. Ltd.	8,800	70,002
	Yokowo Co. Ltd.	3,099	39,690
	Yondenko Corp.	9,000	82,032
#	Yondoshi Holdings, Inc.	1,600	17,766
	Yorozu Corp.	5,700	33,862
	Yotai Refractories Co. Ltd.	400	4,612
	Yuasa Trading Co. Ltd.	4,900	159,313

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yurtec Corp.	11,800	$190,229
	Zacros Corp.	18,800	128,486
	Zenrin Co. Ltd.	7,800	52,138
	Zeon Corp.	28,500	292,424
	ZERIA Pharmaceutical Co. Ltd.	3,300	42,827
	Zojirushi Corp.	2,000	21,558

TOTAL JAPAN			123,759,572

KUWAIT — (0.2%)
	A’ayan Leasing & Investment Co. KSCP	146,389	101,323
	Al Ahli Bank of Kuwait KSCP	65,247	61,187
	Al-Eid Food KSC	16,383	11,536
	Burgan Bank SAK	162,253	125,090
	Combined Group Contracting Co. SAK	8,633	29,664
	Gulf Bank KSCP	60,347	68,947
	Gulf Cables & Electrical Industries Group Co. KSCP	11,809	86,444
	Kuwait International Bank KSCP	248,467	216,630
	Mezzan Holding Co. KSCC	9,575	37,217
	Mobile Telecommunications Co. KSCP	18,082	31,250
*	Warba Bank KSCP	571,722	540,280

TOTAL KUWAIT			1,309,568

MALAYSIA — (0.4%)
	Able Global Bhd.	27,200	10,838
#	Aeon Co. M Bhd.	42,400	12,749
#*	AFFIN Bank Bhd.	99,265	54,287
	Ajinomoto Malaysia Bhd.	3,900	12,489
	Alliance Bank Malaysia Bhd.	158,146	165,953
	Allianz Malaysia Bhd.	10,200	43,738
	AME Elite Consortium Bhd.	23,900	8,838
	AMMB Holdings Bhd. (AMM MK)	50,500	68,691
#	Bank Islam Malaysia Bhd.	109,299	57,419
	Batu Kawan Bhd.	15,700	72,003
*	Berjaya Corp. Bhd.	559,724	38,721
	CB Industrial Product Holding Bhd.	30,900	9,367

		Shares	Value»
MALAYSIA — (Continued)
#	Dayang Enterprise Holdings Bhd.	131,640	$46,857
#	DRB-Hicom Bhd.	90,500	27,210
	Duopharma Biotech Bhd.	74,277	22,157
#	Eastern & Oriental Bhd.	157,000	29,943
	Eco World Development Group Bhd.	128,100	62,939
	Gamuda Bhd.	40,682	48,859
	Genting Bhd.	276,400	222,892
#	Genting Malaysia Bhd.	300,400	167,030
	Genting Plantations Bhd.	40,500	49,067
	Guan Chong Bhd.	38,266	8,202
	HAP Seng Consolidated Bhd.	15,300	10,853
	Hap Seng Plantations Holdings Bhd.	23,700	12,796
	Hartalega Holdings Bhd.	74,100	21,361
	Hibiscus Petroleum Bhd.	92,680	31,644
	IGB Bhd.	77,974	62,431
	IJM Corp. Bhd.	323,800	191,352
	IOI Properties Group Bhd.	206,749	103,665
#	Jaya Tiasa Holdings Bhd.	64,000	17,570
	Kenanga Investment Bank Bhd.	109,500	22,192
	Kerjaya Prospek Group Bhd.	39,895	26,532
	Kretam Holdings Bhd.	95,800	15,787
#	KSL Holdings Bhd.	32,943	23,595
#	Lagenda Properties Bhd.	36,600	11,006
	LBS Bina Group Bhd.	94,400	9,571
	Leong Hup International Bhd.	162,900	25,469
	LPI Capital Bhd.	4,500	15,446
#	Magnum Bhd.	93,230	30,951
	Mah Sing Group Bhd.	269,500	66,856
#	Malayan Flour Mills Bhd.	156,450	22,047
#	Malaysia Smelting Corp. Bhd.	80,000	26,331
	Malaysian Pacific Industries Bhd.	3,900	27,848
	Malaysian Resources Corp. Bhd.	243,277	26,095

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Matrix Concepts Holdings Bhd.	150,187	$49,109
	MBSB Bhd.	394,884	68,305
	Mega First Corp. Bhd.	82,000	72,565
	Mi Technovation Bhd.	28,300	21,287
#	MKH Bhd.	42,400	10,807
	MKH Oil Palm East Kalimantan Bhd.	6,057	918
	MNRB Holdings Bhd.	102,843	46,349
	Muhibbah Engineering M Bhd.	82,700	10,650
††	Nylex Malaysia Bhd.	1,285	14
	Padini Holdings Bhd.	20,700	9,342
	Pantech Group Holdings Bhd.	54,900	8,777
#	Perak Transit Bhd.	88,200	7,147
	Sarawak Oil Palms Bhd.	68,077	60,617
	Scientex Bhd.	103,400	83,680
	Sime Darby Bhd.	258,400	126,321
#	Sime Darby Property Bhd.	422,900	135,990
	SKP Resources Bhd.	173,700	32,527
	SP Setia Bhd. Group	277,400	57,206
#	Sports Toto Bhd.	35,496	11,776
	Sunway Bhd.	43,500	56,076
#	Syarikat Takaful Malaysia Keluarga Bhd.	43,444	32,144
#	Ta Ann Holdings Bhd.	39,440	39,511
*	Top Glove Corp. Bhd.	205,600	30,884
#*	Tropicana Corp. Bhd.	116,928	32,625
	TSH Resources Bhd.	130,600	42,357
#	UEM Sunrise Bhd.	335,500	51,194
	Unisem M Bhd.	32,200	27,088
	United Malacca Bhd.	15,200	21,183
#	UOA Development Bhd.	200,000	88,234
	Velesto Energy Bhd.	447,600	26,749
*	WCT Holdings Bhd.	205,400	36,735
	Yinson Holdings Bhd.	103,978	58,834
	YTL Corp. Bhd.	82,560	51,143

TOTAL MALAYSIA			3,449,791

MEXICO — (0.6%)
	Alfa SAB de CV, Class A	400,171	303,060
	Alpek SAB de CV	39,241	19,854
Ω	Banco del Bajio SA	95,590	243,934
	Cemex SAB de CV (CEMEXCPO MM)	33,134	33,600

		Shares	Value»
MEXICO — (Continued)
	Cemex SAB de CV (CX US), Sponsored ADR	161,967	$1,643,965
*	Controladora Alpek SAB de CV	239,872	37,185
*	Controladora AXTEL SAB de CV	346,918	16,899
	El Puerto de Liverpool SAB de CV, Class C1	13,092	63,788
	GCC SAB de CV	12,102	116,157
	Genomma Lab Internacional SAB de CV, Class B	78,280	76,432
	Gentera SAB de CV	138,406	328,312
	Gruma SAB de CV, Class B	5,174	87,628
	Grupo Industrial Saltillo SAB de CV	32,234	24,047
	Grupo Televisa SAB (TLEVICPO MM)	209,858	109,569
*Ω	Grupo Traxion SAB de CV	28,600	21,059
*	Industrias CH SAB de CV	34,322	314,059
*	Industrias Penoles SAB de CV	1,904	80,439
	La Comer SAB de CV	49,695	107,637
	Megacable Holdings SAB de CV	66,598	190,598
*Ω	Nemak SAB de CV	197,162	41,070
*	Ollamani SAB	7,281	24,200
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	47,307	42,524
	Orbia Advance Corp. SAB de CV	31,149	28,201
	Organizacion Cultiba SAB de CV	57,700	32,610
*	Organizacion Soriana SAB de CV, Class B	12,168	17,356
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	13,411	173,253
	Regional SAB de CV	27,814	206,062
*	Vista Energy SAB de CV (VIST US), ADR	5,814	281,688

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Vitro SAB de CV	19,893	$6,168

TOTAL MEXICO			4,671,354

NETHERLANDS — (2.2%)
	Aalberts NV	15,005	475,377
Ω	ABN AMRO Bank NV	115,473	3,450,179
	Acomo NV	5,335	144,512
	Aegon Ltd. (AGN NA)	17,511	133,446
	Allfunds Group PLC	21,933	166,729
	AMG Critical Materials NV	3,391	112,589
	Aperam SA	8,286	288,745
	ASR Nederland NV	37,548	2,505,902
Ω	B&S Group SARL	5,237	35,859
#	Brunel International NV	3,954	35,239
	Corbion NV	7,342	149,434
*	Flow Traders Ltd.	5,735	157,696
	ForFarmers NV	14,165	68,504
	Fugro NV	26,871	274,415
	HAL Trust	6,257	982,058
	Havas NV	175,700	306,627
#	JDE Peet’s NV	23,344	849,584
	Koninklijke BAM Groep NV	82,068	761,828
	Koninklijke Heijmans NV	8,210	581,629
	Koninklijke Vopak NV	15,272	692,081
	NN Group NV	53,635	3,670,503
	Randstad NV	10,988	430,629
	SBM Offshore NV	31,219	807,293
Ω	Signify NV	22,356	535,146
#	Sligro Food Group NV	2,681	28,792
	TKH Group NV	4,294	189,830
	Van Lanschot Kempen NV	7,450	435,582

TOTAL NETHERLANDS			18,270,208

NEW ZEALAND — (0.2%)
	Air New Zealand Ltd.	465,056	158,345
	Channel Infrastructure NZ Ltd.	11,440	17,546
	Chorus Ltd. (CNU NZ)	17,563	94,051
*	Fletcher Building Ltd. (FBU NZ)	125,787	234,483
	Genesis Energy Ltd.	106,128	152,415
	Heartland Group Holdings Ltd.	115,407	71,602
	NZME Ltd. (NZM AU)	28,793	19,258
*	Oceania Healthcare Ltd.	154,673	69,879

		Shares	Value»
NEW ZEALAND — (Continued)
*	Ryman Healthcare Ltd.	15,148	$24,806
	Sanford Ltd.	17,604	61,982
	SKY Network Television Ltd.	32,394	66,756
*	SKYCITY Entertainment Group Ltd.	173,039	72,199
	Summerset Group Holdings Ltd.	36,929	244,927
	TOWER Ltd.	19,158	20,263

TOTAL NEW ZEALAND			1,308,512

NORWAY — (0.5%)
	2020 Bulkers Ltd.	2,841	38,771
	Archer Ltd.	6,078	14,152
	Austevoll Seafood ASA	6,807	63,913
#	Bakkafrost P	1,279	58,729
	Bluenord ASA	579	26,440
	Bonheur ASA	3,074	66,503
*	BW Energy Ltd.	23,307	88,788
Ω	BW LPG Ltd.	25,951	343,662
	BW Offshore Ltd.	27,830	101,341
*	Cadeler AS (CADLR NO)	611	2,833
*	Cloudberry Clean Energy ASA	32,869	42,782
	DNO ASA	122,377	167,103
	DOF Group ASA	1,324	11,869
Ω	Elkem ASA	50,635	133,185
*	Endur ASA	3,678	30,837
#	FLEX LNG Ltd. (FLNG NO)	4,605	119,592
*	Grieg Seafood ASA	9,174	61,436
	Hafnia Ltd.	60,809	378,825
#	Hoegh Autoliners ASA	19,525	174,955
Ω	Klaveness Combination Carriers ASA	5,622	42,615
*	Kongsberg Automotive ASA	20,666	3,531
*	LINK Mobility Group Holding ASA	51,268	151,847
	Morrow Bank ASA	17,065	22,492
	MPC Container Ships ASA	79,100	138,411
	Odfjell Drilling Ltd.	30,393	244,130
	Odfjell SE, Class A	6,984	83,947
	Odfjell Technology Ltd.	4,141	23,778
*	OKEA ASA	12,330	22,201

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#Ω	Okeanis Eco Tankers Corp.	1,057	$36,441
	Panoro Energy ASA	18,567	39,679
	Pareto Bank ASA	11,899	100,809
	Pexip Holding ASA	9,867	60,613
	Rogaland Sparebank	3,712	50,503
*Ω	Scatec ASA	15,949	168,228
	Sea1 offshore, Inc.	8,429	16,684
	Selvaag Bolig ASA	10,789	35,063
*Ω	Shelf Drilling Ltd.	18,087	32,652
	Solstad Maritime Holding AS	24,572	43,528
*	Solstad Offshore ASA	2,236	9,594
	Sparebank 1 Oestlandet	5,339	93,625
	Sparebanken More	9,555	94,284
	Stolt-Nielsen Ltd.	5,274	176,896
	TGS ASA	38,218	329,815
	Wilh Wilhelmsen Holding ASA, Class A	2,395	120,717
	Wilh Wilhelmsen Holding ASA, Class B	1,108	52,633

TOTAL NORWAY			4,120,432

PHILIPPINES — (0.1%)
	Alliance Global Group, Inc.	143,900	17,837
*	Atlas Consolidated Mining & Development Corp.	95,100	8,280
	Bloomberry Resorts Corp.	579,000	31,457
	China Banking Corp.	111,750	97,055
	Converge Information & Communications Technology Solutions, Inc.	98,600	21,347
	DMCI Holdings, Inc.	178,300	34,186
	DoubleDragon Corp.	56,800	9,560
	First Philippine Holdings Corp.	35,390	42,997
	Globe Telecom, Inc.	1,390	34,852
	GT Capital Holdings, Inc.	5,885	54,587
	JG Summit Holdings, Inc.	79,600	32,374
	LT Group, Inc.	216,500	53,809
	Megaworld Corp.	1,007,000	34,066
	Metropolitan Bank & Trust Co.	25,710	30,136
	Petron Corp.	425,100	16,997

		Shares	Value»
PHILIPPINES — (Continued)
	Philcomsat Holdings Corp.	10,942	$19,889
	Philippine National Bank	15,800	13,850
*††	Phoenix Petroleum Philippines, Inc.	68,700	911
	Puregold Price Club, Inc.	114,200	73,832
	RFM Corp.	131,000	9,663
	Rizal Commercial Banking Corp.	4,320	1,865
	Robinsons Land Corp.	155,731	39,432
	Robinsons Retail Holdings, Inc.	16,900	9,992
	San Miguel Corp.	22,540	24,908
	Security Bank Corp.	19,090	22,566
*	Top Frontier Investment Holdings, Inc.	3,550	3,633
	Universal Robina Corp.	11,780	14,600
	Wilcon Depot, Inc.	91,500	11,974

TOTAL PHILIPPINES			766,655

POLAND — (0.3%)
	AB SA	2,231	58,720
	Alior Bank SA	16,093	448,434
	ASBISc Enterprises PLC	6,848	55,241
	Asseco Poland SA	767	44,614
	Auto Partner SA	5,862	28,613
	Bank Handlowy w Warszawie SA	4,848	136,654
*	Bank Millennium SA	30,021	125,661
*	Bank Ochrony Srodowiska SA	9,806	31,958
	BNPP Bank Polska SA	380	11,641
*	Cognor Holding SA	27,036	48,336
	Develia SA	100,947	223,165
*	Echo Investment SA	21,847	32,527
*	Enea SA	47,976	269,126
*	Eurocash SA	4,494	9,801
*	Fabryki Mebli Forte SA	2,722	19,235
*	Grupa Azoty SA	2,085	10,566
	Inter Cars SA	983	146,890
	Mirbud SA	6,182	22,745
*	PGE Polska Grupa Energetyczna SA	124,705	378,140
*	PKP Cargo SA	7,789	33,852
*	Tauron Polska Energia SA	191,826	519,299

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	TEN Square Games SA	450	$11,024
	Torpol SA	2,282	32,915
*	VRG SA	30,608	36,807
	Warsaw Stock Exchange	2,325	38,459
	Wawel SA	24	4,575

TOTAL POLAND			2,778,998

PORTUGAL — (0.5%)
#	Altri SGPS SA	21,181	120,136
	Banco Comercial Portugues SA, Class R	2,391,538	2,111,015
	Corticeira Amorim SGPS SA	8,409	70,548
	EDP Renovaveis SA	33,174	485,027
	Galp Energia SGPS SA	16,728	336,083
	Ibersol SGPS SA	4,207	48,983
#	Navigator Co. SA	54,753	189,594
	NOS SGPS SA	45,734	198,172
	Semapa-Sociedade de Investimento e Gestao	3,214	67,049
	Sonae SGPS SA	254,402	414,476

TOTAL PORTUGAL			4,041,083

QATAR — (0.2%)
	Aamal Co.	303,573	65,902
	Al Khaleej Takaful Group QSC	19,241	12,570
*	Baladna	122,538	51,382
	Barwa Real Estate Co.	324,785	234,550
	Commercial Bank PSQC	89,426	101,770
	Doha Bank QPSC	508,944	351,232
	Doha Insurance Co. QSC	77,894	53,939
	Gulf International Services QSC	37,959	32,181
	Gulf Warehousing Co.	71,862	50,499
	Lesha Bank LLC	44,914	22,278
*	Mazaya Real Estate Development QPSC	132,516	22,327
	Qatar Industrial Manufacturing Co. QSC	45,582	30,227
	Qatar Insurance Co. SAQ	256,388	144,326

		Shares	Value»
QATAR — (Continued)
	Qatar National Cement Co. QSC	53,035	$44,337
	Salam International Investment Ltd. QSC	308,205	63,969
	United Development Co. QSC	532,664	137,952

TOTAL QATAR			1,419,441

RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	3,874	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	22,423	0
*††	RusHydro PJSC (RSHYY US), ADR	154,685	0
*††	VTB Bank PJSC (VTBR LI), GDR	176,858	0

SAUDI ARABIA — (0.8%)
	Ades Holding Co.	21,292	96,218
*	Advanced Petrochemical Co.	15,624	157,569
	Al Babtain Power & Telecommunication Co.	9,321	156,008
	Al Hammadi Holding	9,346	87,067
	Al Hassan Ghazi Ibrahim Shaker Co.	6,222	43,372
	Al Jouf Agricultural Development Co.	1,477	18,109
*	Al Khaleej Training & Education Co.	5,361	41,818
	Al Yamamah Steel Industries Co.	2,314	22,671
	Alaseel Co.	16,438	15,637
	AlJazira Takaful Ta’awuni Co.	10,659	35,148
*	Allianz Saudi Fransi Cooperative Insurance Co.	5,158	18,788
	Arab National Bank	71,464	462,195
	Arabian Cement Co.	8,754	51,676
	Arabian Drilling Co.	4,196	99,088
	Arabian Pipes Co.	8,095	12,306
*	Arabian Shield Cooperative Insurance Co.	4,080	14,180
	Arriyadh Development Co.	13,704	107,640

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	ARTEX Industrial Investment Co.	4,783	$17,904
*	BAAN Holding Group Co.	40,855	23,488
	Baazeem Trading Co.	12,747	23,520
	Bank AlBilad	12,040	95,135
*	Bank Al-Jazira	116,971	393,380
	Banque Saudi Fransi	69,013	328,436
	Bawan Co.	2,144	32,322
*	Chubb Arabia Cooperative Insurance Co.	2,201	18,890
	City Cement Co.	9,788	38,033
*	Dar Al Arkan Real Estate Development Co.	140,280	646,048
	Eastern Province Cement Co.	6,417	44,284
	Etihad Etisalat Co.	2,405	43,390
*	Fitaihi Holding Group	15,542	13,464
	Gulf Insurance Group	4,790	32,290
*	Herfy Food Services Co.	3,347	18,657
*	L’Azurde Co. for Jewelry	8,557	28,428
*	Liva Insurance Co.	3,105	10,986
*	Lumi Rental Co.	1,962	32,726
*	Malath Cooperative Insurance Co.	2,553	8,454
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	10,737	43,892
	Middle East Healthcare Co.	3,025	41,259
*	Middle East Paper Co.	3,085	22,207
	Middle East Specialized Cables Co.	6,218	48,600
	Mobile Telecommunications Co. Saudi Arabia	68,365	209,222
*	Najran Cement Co.	13,728	27,596
*	National Agriculture Development Co.	15,118	84,067
	National Co. for Glass Industries	3,337	36,301
*	National Gypsum	2,077	10,708
*	National Industrialization Co.	4,675	14,422
	Qassim Cement Co.	3,643	40,946
	Riyadh Cement Co.	5,140	36,049

		Shares	Value»
SAUDI ARABIA — (Continued)
	Sahara International Petrochemical Co.	43,855	$221,025
	Saudi Cement Co.	2,807	28,646
	Saudi Ceramic Co.	7,838	63,927
	Saudi Chemical Co. Holding	136,990	269,467
	Saudi Investment Bank	59,760	219,040
*	Saudi Marketing Co.	7,095	31,367
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,469	68,407
*	Saudi Public Transport Co.	12,940	43,756
*	Saudi Reinsurance Co.	20,340	168,533
	Saudi Steel Pipe Co.	2,289	31,770
*	Savola Group	14,802	97,137
	Scientific & Medical Equipment House Co.	1,696	17,792
*	Seera Group Holding	40,211	332,761
*	Sinad Holding Co.	11,569	32,300
	Southern Province Cement Co.	5,204	34,709
	Sumou Real Estate Co.	2,118	21,911
	Sustained Infrastructure Holding Co.	10,203	99,436
	Tabuk Cement Co.	7,771	21,154
	Tanmiah Food Co.	989	20,730
	United International Transportation Co.	7,431	146,653
	United Wire Factories Co.	1,607	10,696
	Yamama Cement Co.	19,897	145,758
	Yanbu National Petrochemical Co.	14,037	129,071
	Zahrat Al Waha For Trading Co.	1,576	10,885

TOTAL SAUDI ARABIA			6,171,525

SINGAPORE — (0.7%)
*	AEM Holdings Ltd.	49,600	72,199
	BRC Asia Ltd.	17,700	57,327
	Bukit Sembawang Estates Ltd.	32,900	105,916
	China Aviation Oil Singapore Corp. Ltd.	94,800	110,652
	City Developments Ltd.	76,500	424,916

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	COSCO Shipping International Singapore Co. Ltd.	195,200	$18,131
	CSE Global Ltd.	154,087	99,882
	Delfi Ltd.	26,800	16,675
*††	Ezion Holdings Ltd.	1,083,800	0
#*††	Ezra Holdings Ltd.	468,200	0
	Far East Orchard Ltd.	64,355	61,275
	First Resources Ltd.	123,200	185,598
	Frasers Property Ltd.	71,200	57,381
	Frencken Group Ltd.	48,000	60,741
#	Genting Singapore Ltd.	686,000	384,536
	Geo Energy Resources Ltd.	59,900	22,286
	Golden Agri-Resources Ltd.	1,767,100	380,152
	GuocoLand Ltd.	68,600	114,317
	Ho Bee Land Ltd.	50,700	87,612
	Hong Fok Corp. Ltd.	88,990	52,624
	Hong Leong Asia Ltd.	61,800	114,337
	Hongkong Land Holdings Ltd.	34,000	207,751
	Hotel Grand Central Ltd.	35,281	18,967
	Hutchison Port Holdings Trust	1,140,600	239,632
*††	Hyflux Ltd.	124,600	0
	Indofood Agri Resources Ltd.	57,000	16,179
	ISDN Holdings Ltd.	73,385	23,978
	Mandarin Oriental International Ltd.	67,600	221,502
	Marco Polo Marine Ltd.	1,031,800	83,322
*	Mermaid Maritime PCL	51,800	4,978
	Mewah International, Inc	86,100	19,891
*††	Midas Holdings Ltd.	343,400	0
	Nanofilm Technologies International Ltd.	51,300	27,349
	Netlink NBN Trust	312,900	235,555
	Olam Group Ltd.	162,020	122,083
	OUE Ltd.	54,100	53,219
	QAF Ltd.	53,800	37,012
*	Rex International Holding Ltd.	130,100	16,724
	Seatrium Ltd.	309,400	516,152
	SIA Engineering Co. Ltd.	7,300	19,803
	Singapore Land Group Ltd.	50,200	118,803

		Shares	Value»
SINGAPORE — (Continued)
	Straits Trading Co. Ltd.	22,746	$29,360
*††	Swiber Holdings Ltd.	92,600	0
	Tai Sin Electric Ltd.	34,116	17,036
	Tiong Woon Corp. Holding Ltd.	30,600	19,050
	Tuan Sing Holdings Ltd.	190,995	50,685
	UOB-Kay Hian Holdings Ltd.	112,608	211,701
	UOL Group Ltd.	99,200	606,034
	Venture Corp. Ltd.	31,300	358,191
	Wee Hur Holdings Ltd.	122,400	67,956
	Wing Tai Holdings Ltd.	14,800	16,268

TOTAL SINGAPORE			5,785,738

SOUTH AFRICA — (1.1%)
	Adcock Ingram Holdings Ltd.	5,338	23,049
	AECI Ltd.	7,257	37,421
	African Rainbow Minerals Ltd.	13,994	138,974
	Afrimat Ltd.	7,772	20,381
	Altron Ltd., Class A	34,495	36,582
	Anglogold Ashanti PLC (AU US)	40,851	2,777,868
	Astral Foods Ltd.	2,971	38,346
	Barloworld Ltd.	25,589	176,400
	Bidvest Group Ltd.	4,953	64,430
	Curro Holdings Ltd.	38,676	29,512
	DataTec Ltd.	73,277	303,916
	Foschini Group Ltd.	47,220	250,655
	Grindrod Ltd.	92,943	90,831
	Hudaco Industries Ltd.	3,075	31,465
	Impala Platinum Holdings Ltd.	83,121	890,806
	Invicta Holdings Ltd.	8,097	17,881
	Kumba Iron Ore Ltd.	2,008	39,991
	Lewis Group Ltd.	12,017	57,948
	Momentum Group Ltd.	183,979	354,213
	Motus Holdings Ltd.	21,794	131,323
	Mpact Ltd.	23,171	31,278
	Nedbank Group Ltd.	34,341	468,163
	Netcare Ltd.	133,954	112,968
	Northam Platinum Holdings Ltd.	18,803	314,023
	Oceana Group Ltd.	11,312	31,932
	Old Mutual Ltd. (OMU SJ)	751,257	587,448
	Omnia Holdings Ltd.	26,739	117,568

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
Ω	Pepkor Holdings Ltd.	80,263	$122,379
*	Pick n Pay Stores Ltd.	38,117	62,222
	PPC Ltd.	380,330	120,649
	Raubex Group Ltd.	15,486	37,012
	RCL Foods Ltd.	33,526	18,865
	Reunert Ltd.	18,590	59,915
*	Sasol Ltd. (SOL SJ)	70,569	441,520
*	Sibanye Stillwater Ltd. (SBSW US), ADR	33,192	350,508
*	Sibanye Stillwater Ltd. (SSW SJ)	19,643	52,127
	Southern Sun Ltd.	161,714	85,860
	Telkom SA SOC Ltd.	62,873	175,865
	Thungela Resources Ltd. (TGA SJ)	11,762	51,974
	Tsogo Sun Ltd.	70,589	28,816
	We Buy Cars Holdings Ltd.	34,389	91,195

TOTAL SOUTH AFRICA			8,874,279

SOUTH KOREA — (3.2%)
	ABOV Semiconductor Co. Ltd.	1,770	15,554
	Aekyung Chemical Co. Ltd.	2,784	21,331
	Aekyung Industrial Co. Ltd.	869	8,533
*	Air Busan Co. Ltd.	7,825	10,047
	AJ Networks Co. Ltd.	5,387	16,245
	Ajin Industrial Co. Ltd.	10,506	24,232
	AK Holdings, Inc.	849	5,834
*	ALUKO Co. Ltd.	7,369	10,608
	Amorepacific Corp.	1,554	131,620
*	Ananti, Inc.	9,044	48,794
	Asia Cement Co. Ltd.	3,780	32,345
	ASIA Holdings Co. Ltd.	243	60,697
	Asia Paper Manufacturing Co. Ltd.	5,170	26,755
	Avaco Co. Ltd.	2,188	24,022
	Avatec Co. Ltd.	1,523	9,786
	Baiksan Co. Ltd.	1,801	17,027
	BGF retail Co. Ltd.	1,089	79,127
	BH Co. Ltd.	3,588	46,096
*	Binex Co. Ltd.	2,177	24,284
	Binggrae Co. Ltd.	782	39,627
	BIT Computer Co. Ltd.	4,816	16,038
*	BNC Korea Co. Ltd.	11,690	41,544
	BNK Financial Group, Inc.	48,165	466,273

		Shares	Value»
SOUTH KOREA — (Continued)
	Bookook Securities Co. Ltd.	475	$22,561
	Boryung	6,086	37,686
	BYC Co. Ltd.	480	12,640
	Byucksan Corp.	5,851	7,162
	C&G Hi Tech Co. Ltd.	996	11,103
*	Cafe24 Corp.	1,506	37,792
	Cheil Worldwide, Inc.	8,716	124,383
	Chemtronics Co. Ltd.	1,536	37,497
	Chong Kun Dang Pharmaceutical Corp.	1,081	62,752
*	Chunbo Co. Ltd.	547	27,612
*	CJ CGV Co. Ltd.	13,770	48,234
	CJ CheilJedang Corp.	1,166	187,518
	CJ Corp.	2,180	260,790
*	CJ ENM Co. Ltd.	2,415	118,740
	CJ Logistics Corp.	1,398	80,719
*	CJ Seafood Corp.	2,153	4,062
	CLIO Cosmetics Co. Ltd.	1,640	16,429
	Cosmecca Korea Co. Ltd.	429	19,871
	Coway Co. Ltd.	8,915	557,453
	Cowintech Co. Ltd.	1,119	13,461
*	Creative & Innovative System	2,502	13,261
	CS Wind Corp.	3,648	111,405
	Cuckoo Homesys Co. Ltd.	1,161	18,729
	D.I Corp.	2,380	40,600
*	Daea TI Co. Ltd.	5,763	16,359
*	Daechang Co. Ltd.	18,702	17,205
	Daedong Corp.	2,582	17,631
	Daeduck Electronics Co. Ltd.	5,657	149,901
*	Dae-Il Corp.	6,373	22,044
	Daesang Corp.	3,347	48,900
	Daesang Holdings Co. Ltd.	3,109	20,148
	Daewon Pharmaceutical Co. Ltd.	3,345	30,540
*	Daewoo Engineering & Construction Co. Ltd.	28,171	73,893
	Daewoong Co. Ltd.	2,067	31,363
	Daewoong Pharmaceutical Co. Ltd.	285	27,897
	Daishin Securities Co. Ltd.	4,628	94,332
#	DB HiTek Co. Ltd.	4,535	186,301

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DB Insurance Co. Ltd.	8,867	$788,132
	DB Securities Co. Ltd.	6,876	48,742
	Dentium Co. Ltd.	1,251	49,946
	DI Dong Il Corp.	2,657	33,681
*	DIO Corp.	1,572	18,522
*	DK Tech Co. Ltd.	3,048	16,232
	DL Holdings Co. Ltd.	2,393	65,264
††	DMS Co. Ltd.	2,630	4,382
	DN Automotive Corp.	3,206	52,295
	Dong-A Socio Holdings Co. Ltd.	538	40,953
	Dongbang Transport Logistics Co. Ltd.	12,138	23,654
	Dongjin Semichem Co. Ltd.	5,245	156,736
	Dongkoo Bio & Pharma Co. Ltd.	3,053	11,497
	DongKook Pharmaceutical Co. Ltd.	5,523	68,462
	Dongkuk Industries Co. Ltd.	6,108	12,791
	Dongkuk Steel Mill Co. Ltd.	7,529	44,909
	Dongsuh Cos., Inc.	1,607	30,416
	Dongsung Chemical Co. Ltd.	6,423	18,026
*	Dongwha Enterprise Co. Ltd.	1,649	11,466
	Dongwha Pharm Co. Ltd.	2,421	10,630
	Dongwon Industries Co. Ltd.	1,269	43,087
	Dongwon Systems Corp.	342	6,710
	Doosan Bobcat, Inc.	8,043	339,520
	Doosan Co. Ltd.	179	118,277
	Doosan Tesna, Inc.	1,849	64,816
	Easy Holdings Co. Ltd.	12,035	31,886
	Echo Marketing, Inc.	4,758	38,628
	Ecoplastic Corp.	7,240	16,398
	E-MART, Inc.	3,621	183,417
	ENF Technology Co. Ltd.	1,609	55,794
	Eugene Investment & Securities Co. Ltd.	6,140	16,038
*	EV Advanced Material Co. Ltd.	8,014	9,821
*	Exem Co. Ltd.	7,324	11,114
	F&F Co. Ltd.	1,664	71,539

		Shares	Value»
SOUTH KOREA — (Continued)
	F&F Holdings Co. Ltd.	817	$10,101
*	Fine M-Tec Co. Ltd.	2,436	14,871
*	Fine Semitech Corp.	574	14,704
*	Foosung Co. Ltd.	7,356	45,801
	Galaxia Moneytree Co. Ltd.	2,769	18,372
	Global Standard Technology Co. Ltd.	1,282	23,088
*	GnBS eco Co. Ltd.	4,039	8,208
	GnCenergy Co. Ltd.	2,757	78,313
	Green Chemical Co. Ltd.	1,815	8,567
	Green Cross Corp.	662	60,159
	Green Cross Holdings Corp.	1,762	19,472
	GS Engineering & Construction Corp.	13,682	179,189
	GS Global Corp.	6,794	11,694
	GS Holdings Corp. (078930 KS)	5,217	175,351
*	GS P&L Co. Ltd.	1,151	30,937
	GS Retail Co. Ltd.	4,854	60,329
	HAESUNG DS Co. Ltd.	1,626	58,612
	Han Kuk Carbon Co. Ltd.	4,338	111,383
	Hancom, Inc.	2,875	49,956
	Handsome Co. Ltd.	912	9,386
	Hanil Cement Co. Ltd.	3,382	41,881
	Hanil Holdings Co. Ltd.	1,102	12,514
	Hanil Hyundai Cement Co. Ltd.	847	10,707
	Hanjin Logistics Corp.	1,377	19,317
	Hankook Tire & Technology Co. Ltd.	11,786	382,662
	HanmiGlobal Co. Ltd.	1,348	19,248
	Hannong Chemicals, Inc.	950	10,491
*	Hanon Systems	21,138	64,582
	Hansae Co. Ltd.	1,624	12,029
	Hansol Chemical Co. Ltd.	1,224	198,907
*	Hansol IONES Co. Ltd.	1,526	14,101
	Hansol Paper Co. Ltd.	2,076	11,839
	Hanwha Corp.	6,434	430,333
*	Hanwha Galleria Corp.	17,598	13,216

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanwha General Insurance Co. Ltd.	12,669	$48,108
*	Hanwha Investment & Securities Co. Ltd.	30,496	114,116
*	Hanwha Life Insurance Co. Ltd.	35,312	74,980
	Hanwha Solutions Corp.	805	17,212
*	Hanyang Digitech Co. Ltd.	960	15,305
	Hanyang Securities Co. Ltd.	2,469	32,888
*	Harim Co. Ltd.	8,073	16,313
	Harim Holdings Co. Ltd.	7,644	39,618
	HD Hyundai Co. Ltd.	6,975	1,001,841
	HD Hyundai Construction Equipment Co. Ltd.	2,387	167,204
	HD Hyundai Infracore Co. Ltd.	23,557	251,326
	HDC Holdings Co. Ltd.	3,891	50,212
	HDC Hyundai Development Co-Engineering & Construction	7,070	95,500
*	HD-Hyundai Marine Engine	693	48,230
	High Tech Pharm Co. Ltd.	1,055	9,297
	Hite Jinro Co. Ltd.	5,909	78,023
*	HJ Shipbuilding & Construction Co. Ltd.	1,265	24,988
	HK inno N Corp.	1,970	68,229
	HL Holdings Corp.	1,220	34,643
	HL Mando Co. Ltd.	1,677	45,216
*	Hotel Shilla Co. Ltd.	2,244	76,520
	HS Hyosung Advanced Materials Corp.	394	51,122
	HS Industries Co. Ltd.	7,829	21,891
	Huons Co. Ltd.	603	12,359
	Huvitz Co. Ltd.	1,199	6,935
	Hwa Shin Co. Ltd.	3,952	24,361
	Hyosung Corp.	1,079	95,720
	Hyosung Heavy Industries Corp.	105	156,622
	Hyosung TNC Corp.	452	65,891
	Hyundai Bioland Co. Ltd.	2,562	7,961

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai BNG Steel Co. Ltd.	2,003	$15,749
	Hyundai Department Store Co. Ltd.	2,152	121,914
	Hyundai Elevator Co. Ltd.	1,020	54,064
	HYUNDAI EVERDIGM Corp.	3,603	19,565
	Hyundai Glovis Co. Ltd.	5,334	704,963
	Hyundai Green Food	3,218	33,985
*	Hyundai Marine & Fire Insurance Co. Ltd.	1,920	36,738
	Hyundai Motor Securities Co. Ltd.	3,548	21,698
	Hyundai Steel Co.	13,805	318,937
	Hyundai Wia Corp.	2,807	115,205
	HyVision System, Inc.	2,537	28,764
	Iljin Electric Co. Ltd.	2,479	99,651
	Iljin Holdings Co. Ltd.	6,410	31,465
	iM Financial Group Co. Ltd.	19,752	183,262
	InBody Co. Ltd.	1,459	29,364
	Incross Co. Ltd.	1,224	5,864
	Innocean Worldwide, Inc.	3,148	37,865
	Innox Advanced Materials Co. Ltd.	1,715	29,573
*	Interflex Co. Ltd.	3,002	19,434
	Inzi Controls Co. Ltd.	1,401	5,945
	IS Dongseo Co. Ltd.	1,866	24,316
	i-SENS, Inc.	2,742	33,267
*	ITM Semiconductor Co. Ltd.	1,233	10,359
*	Jahwa Electronics Co. Ltd.	1,599	24,286
	JB Financial Group Co. Ltd.	21,369	336,428
*	Jeju Air Co. Ltd.	2,131	8,533
	Jinsung T.E.C	2,323	21,272
	JLS Co. Ltd.	1,761	7,700
	JVM Co. Ltd.	697	13,646
	JW Life Science Corp.	891	8,405
	K Ensol Co. Ltd.	1,551	12,452
*††	Kanglim Co. Ltd.	3,180	2,531
	Kangnam Jevisco Co. Ltd.	2,086	17,981
	KC Tech Co. Ltd.	1,618	43,329
	KCC Glass Corp.	1,171	21,317
	KCTC	3,235	12,264
	KEPCO Plant Service & Engineering Co. Ltd.	2,257	80,057

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KG Dongbusteel	4,741	$18,112
	KG Eco Solution Co. Ltd.	2,758	10,959
*	KG Mobility Co.	10,255	27,422
	KIWOOM Securities Co. Ltd.	2,898	601,952
*	KNJ Co. Ltd.	1,623	29,633
	Kolmar Korea Co. Ltd.	384	20,728
	Kolon Corp.	1,033	31,532
#	Kolon Industries, Inc.	2,354	58,699
*	Korea Circuit Co. Ltd.	2,209	31,861
	Korea Electric Terminal Co. Ltd.	504	21,856
*	Korea Information & Communications Co. Ltd.	4,185	23,860
	Korea Information Certificate Authority, Inc.	4,422	19,231
	Korea Investment Holdings Co. Ltd.	6,779	864,294
*	Korea Line Corp.	23,329	30,720
	Korea Movenex Co. Ltd.	7,905	22,011
	Korea Parts & Fasteners Co. Ltd.	2,367	8,909
	Korea Petrochemical Ind Co. Ltd.	588	53,959
	Korea Petroleum Industries Co.	1,527	14,897
	Korean Air Lines Co. Ltd.	26,184	406,329
	Korean Reinsurance Co.	24,325	181,011
	KSS LINE Ltd.	1,531	9,926
	KT Skylife Co. Ltd.	3,139	11,030
	KTCS Corp.	8,880	18,170
	Kukdong Oil & Chemicals Co. Ltd.	7,243	16,774
#	Kumho Petrochemical Co. Ltd.	2,834	230,361
*	Kumho Tire Co., Inc.	21,150	69,979
	Kyung Dong Navien Co. Ltd.	642	31,770
*	LB Semicon, Inc.	7,710	26,833
	Lee Ku Industrial Co. Ltd.	5,991	20,714
*	LG Display Co. Ltd. (034220 KS)	48,814	499,057
	LG H&H Co. Ltd.	699	139,368
*	LG HelloVision Co. Ltd.	5,198	8,894
	LG Innotek Co. Ltd.	2,180	367,749

		Shares	Value»
SOUTH KOREA — (Continued)
	LG Uplus Corp.	36,370	$388,781
*	LOT Vacuum Co. Ltd.	1,800	16,439
	Lotte Chilsung Beverage Co. Ltd.	287	23,209
	Lotte Corp.	4,691	96,072
*	Lotte Data Communication Co.	525	7,632
*	Lotte Non-Life Insurance Co. Ltd.	17,130	22,793
	Lotte Rental Co. Ltd.	1,787	36,715
	Lotte Shopping Co. Ltd.	1,727	78,810
	Lotte Wellfood Co. Ltd.	414	33,092
	LS Corp.	3,658	533,095
	LS Electric Co. Ltd.	281	85,300
*	LVMC Holdings	16,746	19,468
	LX Hausys Ltd.	1,029	20,299
	LX International Corp.	6,246	131,968
	LX Semicon Co. Ltd.	1,778	71,311
	Maeil Dairies Co. Ltd.	326	7,924
	Mcnex Co. Ltd.	1,098	23,944
	MegaStudyEdu Co. Ltd.	783	22,827
	META BIOMED Co. Ltd.	6,382	25,135
*	Mirae Asset Life Insurance Co. Ltd.	13,834	85,127
#	Mirae Asset Securities Co. Ltd.	14,906	274,064
	Misto Holdings Corp.	4,425	114,137
	Miwon Holdings Co. Ltd.	98	4,859
*	Mobase Electronics Co. Ltd.	5,612	5,343
*	MONAYONGPYONG	3,397	8,280
	Myoung Shin Industrial Co. Ltd.	4,313	28,200
	Namhae Chemical Corp.	2,446	11,057
	Namuga Co. Ltd.	1,187	14,038
	Namyang Dairy Products Co. Ltd.	660	23,841
	Nature Holdings Co. Ltd.	1,365	9,140
*	Nepes Ark Corp.	1,076	14,979
Ω	Netmarble Corp.	5,008	189,778
	New Power Plasma Co. Ltd.	7,873	34,207
	Nexen Tire Corp.	4,155	18,703
	NH Investment & Securities Co. Ltd.	19,257	274,530
	NHN KCP Corp.	2,820	31,472

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	NICE Holdings Co. Ltd.	2,545	$24,768
	Nong Shim Holdings Co. Ltd.	222	14,645
#	NongShim Co. Ltd.	551	168,479
	NOROO Paint & Coatings Co. Ltd.	1,641	9,741
	NOVAREX Co. Ltd.	2,404	28,752
	OCI Co. Ltd.	498	20,612
	OCI Holdings Co. Ltd.	2,440	195,095
	ONEJOON Co. Ltd.	1,256	8,089
	Openbase, Inc.	3,762	6,626
	Orion Corp.	3,391	236,132
	Otoki Corp.	230	62,674
	Pan Ocean Co. Ltd.	36,466	97,958
	Paradise Co. Ltd.	6,294	81,551
	Partron Co. Ltd.	7,264	35,232
	People & Technology, Inc.	2,605	78,815
*	Philoptics Co. Ltd.	1,672	49,205
	PI Advanced Materials Co. Ltd.	1,653	20,999
*	PKC Co. Ltd.	5,088	22,329
	Pond Group Co. Ltd.	1,568	8,931
	Poongsan Corp.	3,189	245,262
*	Power Logics Co. Ltd.	2,279	6,578
	Protec Co. Ltd.	1,088	23,812
	PSK, Inc.	2,678	70,576
	Rorze Systems Corp.	2,569	20,054
	S-1 Corp.	2,716	142,821
	Sajodaerim Corp.	742	19,568
	Sajodongaone Co. Ltd.	25,293	19,907
	Sambo Motors Co. Ltd.	2,461	7,031
	SAMHWA Paints Industrial Co. Ltd.	1,739	7,085
	Samji Electronics Co. Ltd.	2,577	22,502
	Sammok S-Form Co. Ltd.	803	11,209
	SAMPYO Cement Co. Ltd.	5,200	10,962
	Samsung Engineering Co. Ltd.	14,287	259,742
	Samsung SDS Co. Ltd.	928	119,031
	Samsung Securities Co. Ltd.	11,474	620,993
	SAMT Co. Ltd.	8,621	22,298
	Samwha Capacitor Co. Ltd.	696	16,450

		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Packaging Corp.	765	$7,610
	Sang-A Frontec Co. Ltd.	964	12,529
	Saramin Co. Ltd.	864	8,090
	SeAH Besteel Holdings Corp.	2,372	45,666
	SeAH Steel Corp.	204	18,116
	SeAH Steel Holdings Corp.	440	44,236
	Seegene, Inc.	5,115	90,722
	Segyung Hitech Co. Ltd.	3,961	15,856
	Sejong Industrial Co. Ltd.	2,272	13,113
	Seobu T&D	6,740	43,068
	Seohan Co. Ltd.	5,527	3,417
*	Seojin System Co. Ltd.	3,180	60,320
*	Seoul Semiconductor Co. Ltd.	6,278	27,579
	Seoyon Co. Ltd.	4,111	27,211
	Seoyon E-Hwa Co. Ltd.	2,282	20,784
	SFA Engineering Corp.	2,362	40,943
*	SFA Semicon Co. Ltd.	7,791	23,277
	SGC Energy Co. Ltd.	1,511	23,939
	Shin Heung Energy & Electronics Co. Ltd.	3,055	11,685
	Shinsegae International, Inc.	3,582	25,815
	Shinsegae, Inc.	1,278	155,765
	Showbox Corp.	6,629	11,783
	SIMMTECH Co. Ltd.	4,409	193,931
	SK Discovery Co. Ltd.	1,664	69,266
*	SK Eternix Co. Ltd.	2,737	39,841
	SK Gas Ltd.	499	91,179
*Ω	SK IE Technology Co. Ltd.	3,422	73,515
	SK Networks Co. Ltd.	5,652	17,991
*	SK oceanplant Co. Ltd.	4,477	66,494
	SK Securities Co. Ltd.	39,074	19,172
	SL Corp.	3,258	82,780
*	SMEC Co. Ltd.	13,544	38,969
	Solid, Inc.	12,020	67,674
	Songwon Industrial Co. Ltd.	2,765	18,610
	Soulbrain Co. Ltd.	520	102,845

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Soulbrain Holdings Co. Ltd.	527	$15,813
	Straffic Co. Ltd.	4,344	11,143
*	Studio Dragon Corp.	1,817	58,005
	Sung Kwang Bend Co. Ltd.	4,963	109,478
	Sungshin Cement Co. Ltd.	3,983	26,211
	Sungwoo Hitech Co. Ltd.	6,297	29,839
	Sunjin Co. Ltd.	1,676	11,702
	SY Co. Ltd.	6,965	14,862
*	Synergy Innovation Co. Ltd.	10,808	18,462
	Systems Technology, Inc.	1,416	22,658
	Tae Kyung Industrial Co. Ltd.	2,320	8,232
*	Taewoong Co. Ltd.	1,335	28,750
*	Taihan Cable & Solution Co. Ltd.	2,639	44,602
	TechWing, Inc.	698	32,435
	Telechips, Inc.	1,342	13,108
	TES Co. Ltd.	967	29,904
*	Theragen Etex Co. Ltd.	4,269	7,634
	TK Corp.	2,713	53,709
	TKG Huchems Co. Ltd.	3,216	40,318
	TLB Co. Ltd.	1,452	69,516
*	Tongyang Life Insurance Co. Ltd.	9,522	45,196
	Tovis Co. Ltd.	3,257	34,220
	Tplex Co. Ltd.	3,294	6,879
	TS Corp.	13,340	26,225
	TSE Co. Ltd.	725	26,303
	TYM Corp.	5,010	20,885
	Unid Co. Ltd.	823	38,802
	Union Semiconductor Equipment & Materials Co. Ltd.	3,748	26,233
	Uniquest Corp.	2,472	13,294
	Unitrontech Co. Ltd.	2,852	12,048
	Value Added Technology Co. Ltd.	727	11,188
*††	Vidente Co. Ltd.	7,159	3,130
	Vieworks Co. Ltd.	347	4,611
	Vitzro Tech Co. Ltd.	3,438	21,242
	WONIK IPS Co. Ltd.	4,011	179,899
	Wonik Materials Co. Ltd.	1,628	36,944
	Wonik QnC Corp.	2,576	42,146
	Woojin, Inc.	3,122	33,215

		Shares	Value»
SOUTH KOREA — (Continued)
*	Wooree Bio Co. Ltd.	4,791	$7,100
	Wooshin Systems Co. Ltd.	1,863	8,771
*	Woosu AMS Co. Ltd.	4,857	9,887
	Worldex Industry & Trading Co. Ltd.	1,407	24,781
*	YC Corp.	4,316	43,860
	YG Entertainment, Inc.	940	60,328
*	YMT Co. Ltd.	1,177	10,660
	Youngone Holdings Co. Ltd.	1,016	101,269
	Zeus Co. Ltd.	3,837	41,493
	Zinus, Inc.	2,480	24,004

TOTAL SOUTH KOREA			26,580,741

SPAIN — (2.2%)
	Acciona SA	3,382	748,579
	Acerinox SA	21,598	278,136
	ACS Actividades de Construccion y Servicios SA	3,571	293,230
Ω	Aedas Homes SA	2,127	52,204
	Almirall SA	13,056	187,909
	Atresmedia Corp. de Medios de Comunicacion SA	32,384	196,006
	Azkoyen SA	2,368	24,077
	Banco de Sabadell SA	1,583,992	5,938,220
	Bankinter SA	148,799	2,243,031
	CIE Automotive SA	3,062	102,690
	Construcciones y Auxiliar de Ferrocarriles SA	2,481	156,655
	Corp. ACCIONA Energias Renovables SA	7,829	215,382
	Ebro Foods SA	16,869	343,813
	Elecnor SA	1,606	52,390
	Enagas SA	26,934	427,431
#	Ence Energia y Celulosa SA	13,197	40,305
*	Ercros SA	34,553	127,513
	Faes Farma SA	34,991	180,101
#Ω	Gestamp Automocion SA	25,814	99,884
Ω	Global Dominion Access SA	12,230	44,816
	Grifols SA	55,033	713,111
	Grupo Catalana Occidente SA	12,282	700,779
	Mapfre SA	194,247	857,860

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Melia Hotels International SA	9,060	$74,972
Ω	Neinor Homes SA	4,591	91,288
*	Obrascon Huarte Lain SA	11,425	5,992
	Repsol SA (REP SM)	149,030	2,734,604
*	Solaria Energia y Medio Ambiente SA	6,432	111,228
#	Tubacex SA	19,616	74,723
Ω	Unicaja Banco SA	308,390	832,594

TOTAL SPAIN			17,949,523

SWEDEN — (1.9%)
Ω	AcadeMedia AB	25,979	286,888
	AddLife AB, Class B	3,936	85,032
	AFRY AB	21,068	361,423
Ω	Alimak Group AB	8,408	124,214
	Alleima AB	47,686	411,828
	Alligo AB, Class B	5,015	62,573
Ω	Ambea AB	22,319	300,928
	AQ Group AB	16,260	335,092
	Arise AB	8,680	27,402
	Arjo AB, Class B	47,018	149,200
*	Asmodee Group AB, Class B	33,734	434,727
Ω	Attendo AB	34,072	289,088
	Beijer Alma AB	4,542	138,648
	Bergman & Beving AB	3,715	131,132
	Betsson AB, Class B	31,487	490,712
*	Better Collective AS	5,026	61,665
*	BHG Group AB	51,774	156,258
	Bilia AB, Class A	16,951	237,319
	Billerud Aktiebolag	44,659	413,249
*Ω	Boozt AB	8,782	94,940
Ω	Bravida Holding AB	37,595	317,764
	Bulten AB	2,101	10,778
	Byggmax Group AB	16,014	81,462
	Catella AB	9,935	32,452
*	Cint Group AB	90,131	34,233
	Cloetta AB, Class B	83,052	309,292
	Coinshares International Ltd.	1,605	28,274
Ω	Coor Service Management Holding AB	12,142	59,623
	Eastnine AB	12,454	65,576
*	Electrolux AB, Class B	4,226	27,269
	Elekta AB, Class B	52,511	266,904
*	Embracer Group AB	23,885	248,922
*	Enea AB	3,692	27,037
	Fagerhult Group AB	8,823	42,878

		Shares	Value»
SWEDEN — (Continued)
	G5 Entertainment AB	1,578	$15,628
	Getinge AB, Class B	9,972	233,601
	Granges AB	50,903	744,856
	Hanza AB	7,820	107,945
#*	Hexatronic Group AB	24,995	56,886
	Hexpol AB	29,099	264,575
	Humana AB	10,660	54,295
	Husqvarna AB (HUSQB SS), Class B	47,278	223,864
	Instalco AB	31,430	79,641
*	International Petroleum Corp. (IPCO CN)	952	15,123
*	International Petroleum Corp. (IPCO SS)	23,523	366,074
	Inwido AB	16,464	247,505
*	ITAB Shop Concept AB	3,109	6,557
	JM AB	5,505	78,375
	Kabe Group AB, Class B	128	3,070
*	Karnov Group AB	14,750	174,044
	KNOW IT AB	5,006	63,897
	Lindab International AB	24,204	579,016
	Loomis AB	18,184	732,550
	MEKO AB	13,313	107,687
*	Modern Times Group MTG AB, Class B	19,566	263,015
	NCC AB, Class B	22,628	515,825
	Nederman Holding AB	1,482	25,142
*	Net Insight AB, Class B	90,172	36,104
	New Wave Group AB, Class B	30,204	355,974
	Nolato AB, Class B	45,704	302,462
*	Norion Bank AB	15,589	116,150
*	Ovzon AB	13,228	45,241
	Peab AB, Class B	48,837	395,242
	Prevas AB, Class B	2,525	20,354
*	Pricer AB, Class B	39,613	18,746
	Proact IT Group AB	6,249	67,858
	Ratos AB, Class B	51,154	206,944
	Rejlers AB	4,772	99,822
	Scandi Standard AB	13,354	138,300
*	Sdiptech AB, Class B	5,442	108,342
*	Sensys Gatso Group AB	2,295	9,144
*Ω	Sinch AB	139,329	504,533
*	Sivers Semiconductors AB.	35,338	14,001

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	SkiStar AB	8,658	$144,572
	SSAB AB (SSABA SS), Class A	33,166	209,793
	SSAB AB (SSABB SS), Class B	116,329	720,297
	Storskogen Group AB, Class B	339,933	351,238
	Systemair AB	4,846	39,840
	TF Bank AB	4,086	79,652
	VBG Group AB, Class B	5,465	207,834
*	Vestum AB	17,354	15,879
	Vitrolife AB	2,056	31,732
#*	Volvo Car AB, Class B	76,233	264,159

TOTAL SWEDEN			15,608,166

SWITZERLAND — (4.8%)
	Adecco Group AG	33,852	943,874
	Allreal Holding AG	4,110	982,326
	ALSO Holding AG	1,088	312,617
*	ams-OSRAM AG	19,720	272,875
	Arbonia AG	11,831	74,812
*	Aryzta AG	441	28,252
	Ascom Holding AG	3,126	13,907
	Autoneum Holding AG	1,237	246,078
	Avolta AG	19,397	1,022,494
	Baloise Holding AG	13,750	3,414,689
	Banque Cantonale de Geneve	6,250	193,752
	Banque Cantonale Vaudoise	6,965	808,682
#	Barry Callebaut AG	445	578,518
	Bell Food Group AG	708	203,141
	Berner Kantonalbank AG	1,473	479,866
	Bossard Holding AG, Class A	477	103,654
	Bucher Industries AG	1,630	723,271
	Bystronic AG	62	23,044
	Calida Holding AG	95	1,607
*	Carlo Gavazzi Holding AG	128	25,387
	Cembra Money Bank AG	7,891	902,360
*	Cicor Technologies Ltd.	570	156,754
	Cie Financiere Tradition SA	719	272,257
	Clariant AG	37,163	333,207
	Coltene Holding AG	645	36,350

		Shares	Value»
SWITZERLAND — (Continued)
	COSMO Pharmaceuticals NV	1,366	$114,962
	CPH Group AG	125	10,885
	DKSH Holding AG	8,596	599,447
	EFG International AG	30,301	631,863
	Emmi AG	207	183,933
	Flughafen Zurich AG	4,933	1,457,138
	Forbo Holding AG	220	202,138
Ω	Galenica AG	11,811	1,272,891
	Helvetia Holding AG	9,919	2,437,383
	Huber & Suhner AG	4,114	753,465
	Hypothekarbank Lenzburg AG	21	104,457
	Implenia AG	3,965	314,624
	Interroll Holding AG	18	55,546
	Investis Holding SA	877	143,324
	IVF Hartmann Holding AG	80	13,731
	Julius Baer Group Ltd.	47,004	3,173,170
	Jungfraubahn Holding AG	1,508	443,307
*	Komax Holding AG	229	18,870
	Landis & Gyr Group AG	4,591	332,594
	Liechtensteinische Landesbank AG	3,370	331,537
	Luzerner Kantonalbank AG	4,501	457,874
Ω	Medmix AG	5,303	60,913
	Meier Tobler Group AG	1,437	70,524
	Mikron Holding AG	2,269	60,338
	Mobimo Holding AG	2,059	872,773
*Ω	Montana Aerospace AG	6,067	240,538
	Naturenergie Holding AG	4,333	178,697
	OC Oerlikon Corp. AG Pfaffikon	36,629	130,985
	Orell Fuessli AG	25	3,526
	Phoenix Mecano AG	199	108,466
*Ω	PolyPeptide Group AG	2,356	76,302
	Rieter Holding AG	9,776	41,749
	Sandoz Group AG (SDZ SW)	51,632	3,442,656
*Ω	Sensirion Holding AG	181	12,971
	SFS Group AG	1,096	148,636
	Siegfried Holding AG	3,586	345,904
	SIG Group AG	66,929	748,316
	St. Galler Kantonalbank AG	812	515,067

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Stadler Rail AG	10,489	$257,206
	Sulzer AG	2,788	465,944
	Sunrise Communications AG, Class A	6,409	351,291
	Swatch Group AG (UHR SW)	215	44,932
	Swatch Group AG (UHRN SW)	1,290	54,697
#	Swiss Life Holding AG	122	132,425
	Swiss Prime Site AG	17,654	2,509,391
	Tecan Group AG	1,066	194,666
	TX Group AG	895	226,042
*	u-blox Holding AG	1,589	265,771
	Valiant Holding AG	4,143	681,908
	Vaudoise Assurances Holding SA	279	214,269
	Vetropack Holding AG	3,488	93,033
	Vontobel Holding AG	7,402	561,287
	VP Bank AG, Class A	966	96,900
#	V-ZUG Holding AG	335	17,269
	Walliser Kantonalbank	1,138	182,554
	Zehnder Group AG	1,362	120,015
	Zug Estates Holding AG, Class B	79	210,052
	Zuger Kantonalbank	35	381,791

TOTAL SWITZERLAND			39,326,717

TAIWAN — (5.1%)
	Aaeon Technology, Inc.	4,000	17,546
#	Ability Enterprise Co. Ltd.	39,192	108,762
	AcBel Polytech, Inc.	69,687	98,271
	Acer Cyber Security, Inc.	3,000	17,196
	Acer, Inc.	554,000	539,776
	ACES Electronic Co. Ltd.	19,323	43,034
*	Acon Holding, Inc.	57,415	15,357
	Action Electronics Co. Ltd.	34,000	12,456
	Actron Technology Corp.	2,000	9,020
	ADATA Technology Co. Ltd.	37,384	239,988
	Advanced International Multitech Co. Ltd.	24,000	46,549
	Advanced Power Electronics Corp.	4,000	13,243

		Shares	Value»
TAIWAN — (Continued)
	Advancetek Enterprise Co. Ltd.	29,000	$33,142
	Allmind Holdings Corp.	7,000	13,209
	Alltek Technology Corp.	32,000	33,203
	Alpha Networks, Inc.	15,000	15,765
	Altek Corp.	52,824	84,781
	Amazing Microelectronic Corp.	13,000	42,124
	AMPACS Corp.	8,000	7,611
	Ampak Technology, Inc.	5,000	11,054
	Ampire Co. Ltd.	9,000	7,374
	AmTRAN Technology Co. Ltd.	32,294	14,714
	Anji Technology Co. Ltd.	8,000	9,662
	Apacer Technology, Inc.	19,000	63,688
	APAQ Technology Co. Ltd.	6,000	35,875
	Apex Biotechnology Corp.	14,000	14,957
*	Apex International Co. Ltd.	14,209	9,588
	Apex Science & Engineering	23,929	8,549
	ARBOR Technology Corp.	9,000	11,910
	Arcadyan Technology Corp.	5,000	32,676
	Ardentec Corp.	68,430	207,363
	Asia Electronic Material Co. Ltd.	19,000	14,167
	Asia Optical Co., Inc.	9,000	45,648
	Asia Tech Image, Inc.	13,000	32,153
	ATE Energy International Co. Ltd.	11,000	10,719
#	AUO Corp. (2409 TT)	755,200	296,978
	Axiomtek Co. Ltd.	4,000	10,654
	Azurewave Technologies, Inc.	18,000	42,595
	Bank of Kaohsiung Co. Ltd.	213,393	83,928
*	BES Engineering Corp.	293,000	145,848
*	Bin Chuan Enterprise Co. Ltd.	17,000	36,714
	Bizlink Holding, Inc.	2,038	91,605
	Brave C&H Supply Co. Ltd.	4,000	9,433

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Brightek Optoelectronic Co. Ltd.	14,000	$18,875
	Brighton-Best International Taiwan, Inc.	54,000	58,797
	Capital Futures Corp.	21,902	35,201
	Capital Securities Corp.	211,000	167,409
	Castles Technology Co. Ltd.	11,000	25,373
	Caswell, Inc.	4,000	10,908
	Cathay Real Estate Development Co. Ltd.	93,600	69,394
*	CCP Contact Probes Co. Ltd.	17,455	30,668
	Celxpert Energy Corp.	22,569	29,811
	Cenra, Inc.	30,500	33,674
	Central Reinsurance Co. Ltd.	90,556	72,211
	Champion Building Materials Co. Ltd.	69,300	20,462
	Chang Hwa Commercial Bank Ltd.	867,145	557,691
	Channel Well Technology Co. Ltd.	12,000	30,061
	Chant Sincere Co. Ltd.	6,000	7,808
	CHC Healthcare Group	20,000	28,005
	Chen Full International Co. Ltd.	14,000	18,159
	Cheng Loong Corp.	159,000	88,277
*	Cheng Mei Materials Technology Corp.	50,476	22,458
	Cheng Shin Rubber Industry Co. Ltd.	278,000	288,197
	Cheng Uei Precision Industry Co. Ltd.	71,000	113,514
	Chien Shing Harbour Service Co. Ltd.	8,000	11,192
	China Airlines Ltd.	410,000	265,806
	China Bills Finance Corp.	142,000	76,870
	China General Plastics Corp.	64,516	23,250
	China Metal Products	53,000	45,207
	China Steel Chemical Corp.	12,000	31,753

		Shares	Value»
TAIWAN — (Continued)
	China Steel Structure Co. Ltd.	7,000	$9,357
	China Wire & Cable Co. Ltd.	26,000	32,217
	Chinese Maritime Transport Ltd.	16,710	31,025
	Ching Feng Home Fashions Co. Ltd.	29,196	18,751
	Chin-Poon Industrial Co. Ltd.	54,000	57,430
	Chipbond Technology Corp.	114,000	220,619
	ChipMOS Technologies, Inc. (8150 TT)	92,344	97,146
	Chlitina Holding Ltd.	11,000	35,723
	Chong Hong Construction Co. Ltd.	40,000	102,311
	Chun Yuan Steel Industry Co. Ltd.	95,000	59,053
*	Chung Hwa Pulp Corp.	70,015	28,404
	Chunghwa Precision Test Tech Co. Ltd.	1,000	52,083
	Collins Co. Ltd.	19,000	8,417
#	Compal Electronics, Inc.	871,000	930,709
	Compeq Manufacturing Co. Ltd.	170,000	480,461
	Complex Micro Interconnection Co. Ltd.	8,000	10,140
	Concord Securities Co. Ltd.	122,593	50,716
	Continental Holdings Corp.	90,000	63,308
	Contrel Technology Co. Ltd.	15,000	19,161
#	Coretronic Corp.	34,000	96,407
	Co-Tech Development Corp.	14,000	106,301
	Coxon Precise Industrial Co. Ltd.	16,000	6,701
	Crowell Development Corp.	15,000	15,060
	Cryomax Cooling System Corp.	14,154	18,433
	CTCI Corp.	73,712	73,072
	CviLux Corp.	17,000	45,215
	CX Technology Co. Ltd.	11,000	8,627

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Cyberlink Corp.	5,000	$15,223
	CyberPower Systems, Inc.	5,000	38,760
*	CyberTAN Technology, Inc.	32,000	27,631
	DA CIN Construction Co. Ltd.	44,000	93,785
	Dafeng TV Ltd.	12,000	19,132
	Da-Li Development Co. Ltd.	68,180	109,175
	Darfon Electronics Corp.	37,000	43,228
	Darwin Precisions Corp.	68,400	24,840
	De Licacy Industrial Co. Ltd.	46,980	16,615
	Delpha Construction Co. Ltd.	31,000	29,805
	Depo Auto Parts Ind Co. Ltd.	20,000	88,600
	Dimerco Express Corp.	17,850	46,665
	Donpon Precision, Inc.	9,800	15,144
	Draytek Corp.	12,000	10,640
	Dyaco International, Inc.	21,129	15,614
	Dynapack International Technology Corp.	8,000	79,438
#	Eastech Holding Ltd.	6,000	21,187
	eCloudvalley Digital Technology Co. Ltd.	7,000	16,291
	Edimax Technology Co. Ltd.	32,000	20,505
	Edison Opto Corp.	28,000	16,255
*	Edom Technology Co. Ltd.	38,000	46,685
	E-Lead Electronic Co. Ltd.	9,000	12,871
	Elite Semiconductor Microelectronics Technology, Inc.	25,000	72,813
	Elitegroup Computer Systems Co. Ltd.	67,000	44,028
	Emerging Display Technologies Corp.	13,000	8,710
	Ennoconn Corp.	11,000	104,244
	EnTie Commercial Bank Co. Ltd.	74,000	31,715
	EOI Investment Holdings Co. Ltd.	16,000	9,811

		Shares	Value»
TAIWAN — (Continued)
*	Epileds Technologies, Inc.	24,000	$15,133
	Episil-Precision, Inc.	13,000	23,625
	Eson Precision Ind Co. Ltd.	16,000	42,843
	Eternal Materials Co. Ltd.	67,950	90,017
	Eurocharm Holdings Co. Ltd.	2,000	8,039
	Eva Airways Corp.	337,648	396,354
	Evergreen International Storage & Transport Corp.	46,500	86,516
	EVERGREEN Steel Corp.	28,000	96,677
	Everlight Chemical Industrial Corp.	81,450	49,456
	Everlight Electronics Co. Ltd.	86,000	163,543
	Excel Cell Electronic Co. Ltd.	28,000	18,704
	Excelsior Medical Co. Ltd.	28,772	79,410
	Far Eastern Department Stores Ltd.	193,000	135,672
	Far Eastern International Bank	538,372	221,164
	Far Eastern New Century Corp.	553,000	475,879
	Farglory F T Z Investment Holding Co. Ltd.	9,630	15,165
	Farglory Land Development Co. Ltd.	52,000	91,105
	Feedback Technology Corp.	9,072	31,765
	Feng Hsin Steel Co. Ltd.	57,000	117,247
	Firich Enterprises Co. Ltd.	22,000	17,015
	First Copper Technology Co. Ltd.	27,000	36,687
	First Insurance Co. Ltd.	37,000	31,610
*	First Steamship Co. Ltd.	84,806	15,878
*	Fittech Co. Ltd.	5,254	11,731

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Formosa Advanced Technologies Co. Ltd.	12,000	$14,766
	Formosa Laboratories, Inc.	21,322	42,898
	Formosa Optical Technology Co. Ltd.	7,000	22,230
	Formosa Sumco Technology Corp.	12,000	38,766
	Formosan Union Chemical Corp.	58,179	31,448
	Founding Construction & Development Co. Ltd.	24,000	11,622
	Foxsemicon Integrated Technology, Inc.	8,000	95,883
	Franbo Lines Corp.	22,000	15,419
	Froch Enterprise Co. Ltd.	18,000	8,125
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,177	26,129
#	Fu Hua Innovation Co. Ltd.	59,911	38,130
	Fulgent Sun International Holding Co. Ltd.	24,945	77,632
*	Fulltech Fiber Glass Corp.	82,958	194,141
	G Shank Enterprise Co. Ltd.	16,296	50,851
	Gamania Digital Entertainment Co. Ltd.	19,000	36,634
	GEM Services, Inc.	11,000	29,113
	Gemtek Technology Corp.	73,000	61,975
*	General Interface Solution GIS Holding Ltd.	32,000	51,249
	General Plastic Industrial Co. Ltd.	13,000	11,859
	Genius Electronic Optical Co. Ltd.	6,000	81,529
	Genmont Biotech, Inc.	14,000	8,446
	Genovate Biotechnology Co. Ltd.	12,607	8,166
	GeoVision, Inc.	8,900	13,349

		Shares	Value»
TAIWAN — (Continued)
	Giant Manufacturing Co. Ltd.	14,000	$46,125
*	Giantplus Technology Co. Ltd.	44,000	16,984
*	Gigastorage Corp.	46,000	28,285
	Global Brands Manufacture Ltd.	74,254	280,829
	Global PMX Co. Ltd.	8,000	36,989
	Globaltek Fabrication Co. Ltd.	6,000	10,936
	Globalwafers Co. Ltd.	32,000	526,111
	Globe Union Industrial Corp.	48,910	16,357
	Gloria Material Technology Corp.	47,000	51,911
	GMI Technology, Inc.	17,844	22,540
	Goldsun Building Materials Co. Ltd.	92,520	108,774
	Good Will Instrument Co. Ltd.	16,000	29,615
	Gordon Auto Body Parts	33,000	33,979
	Gourmet Master Co. Ltd.	14,000	31,755
	Grand Fortune Securities Co. Ltd.	45,139	17,441
	Grape King Bio Ltd.	18,000	72,240
	Great Wall Enterprise Co. Ltd.	83,000	140,182
	Greatek Electronics, Inc.	22,000	50,308
	GTM Holdings Corp.	21,000	20,718
*	Hai Kwang Enterprise Corp.	17,136	8,094
*	Harvatek Corp.	29,000	19,064
	Heran Co. Ltd.	6,000	12,420
	Hey Song Corp.	61,000	74,028
	Highlight Tech Corp.	6,400	9,146
	Highwealth Construction Corp.	97,355	123,303
*	Hitron Technology, Inc.	14,000	11,027
	Hiwin Technologies Corp.	21,000	151,623
	Hiyes International Co. Ltd.	7,136	19,379
	Hocheng Corp.	45,920	26,687
	Holy Stone Enterprise Co. Ltd.	7,000	25,898
	Hong Pu Real Estate Development Co. Ltd.	47,000	39,850
	Hong TAI Electric Industrial	39,000	49,856

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hota Industrial Manufacturing Co. Ltd.	28,000	$53,970
	Hsin Kuang Steel Co. Ltd.	18,000	23,212
	Hu Lane Associate, Inc.	3,228	13,793
	HUA ENG Wire & Cable Co. Ltd.	52,000	55,651
	Hua Yu Lien Development Co. Ltd.	12,000	24,248
	Huaku Development Co. Ltd.	48,510	164,091
	Huang Hsiang Construction Corp.	34,934	46,781
	Huikwang Corp.	9,000	7,191
	Hung Ching Development & Construction Co. Ltd.	33,000	29,247
	Hung Sheng Construction Ltd.	88,352	61,201
	Huxen Corp.	7,000	11,017
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	35,397
	Hwacom Systems, Inc.	18,000	14,266
	Ibase Technology, Inc.	5,000	7,946
#	IBF Financial Holdings Co. Ltd.	543,535	269,143
	Ichia Technologies, Inc.	56,000	92,329
	Innolux Corp.	1,312,663	565,344
	Inpaq Technology Co. Ltd.	17,000	47,886
	Integrated Service Technology, Inc.	9,031	32,341
	Inventec Corp.	47,000	69,755
	Iron Force Industrial Co. Ltd.	8,148	25,135
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	24,098
#	ITEQ Corp.	34,000	128,730
	Jean Co. Ltd.	49,714	41,177
	Jetway Information Co. Ltd.	6,750	11,760
	Jia Wei Lifestyle, Inc.	7,350	9,513
	Jih Lin Technology Co. Ltd.	13,000	22,669
	Jiin Yeeh Ding Enterprise Co. Ltd.	8,800	18,374

		Shares	Value»
TAIWAN — (Continued)
	Johnson Health Tech Co. Ltd.	8,000	$41,429
	K Laser Technology, Inc.	43,000	21,790
	Kedge Construction Co. Ltd.	11,077	31,638
	KEE TAI Properties Co. Ltd.	82,215	28,195
	Kerry TJ Logistics Co. Ltd.	32,000	34,979
	KGI Financial Holding Co. Ltd.	1,009,270	520,623
	Kindom Development Co. Ltd.	70,730	76,486
	King Chou Marine Technology Co. Ltd.	10,200	16,995
#*	King’s Town Construction Co. Ltd.	27,000	36,583
*	Kinko Optical Co. Ltd.	36,769	54,714
#	Kinpo Electronics	221,000	162,634
	Kinsus Interconnect Technology Corp.	48,000	211,846
	KMC Kuei Meng International, Inc.	6,000	17,555
	KS Terminals, Inc.	6,000	9,762
*	Kung Sing Engineering Corp.	74,426	28,029
	Kuo Toong International Co. Ltd.	19,551	36,643
	Kwong Lung Enterprise Co. Ltd.	21,000	32,644
	Lanner Electronics, Inc.	4,000	10,456
	Leadtrend Technology Corp.	7,501	11,712
*	Lealea Enterprise Co. Ltd.	52,120	11,030
	Lelon Electronics Corp.	18,508	65,297
	Lemtech Holdings Co. Ltd.	5,250	13,628
	Leo Systems, Inc.	10,000	11,555
*	Leofoo Development Co. Ltd.	17,000	9,309
	Lingsen Precision Industries Ltd.	69,000	46,057
	Liton Technology Corp.	9,000	13,947

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Long Da Construction & Development Corp.	42,000	$38,940
*	Longchen Paper & Packaging Co. Ltd.	22,485	6,838
	Longwell Co.	11,000	66,912
	Lotus Pharmaceutical Co. Ltd.	3,000	28,780
	Lucky Cement Corp.	46,000	22,358
	Lumax International Corp. Ltd.	13,500	43,377
*	Lung Yen Life Service Corp.	30,000	50,711
	Macroblock, Inc.	3,000	5,729
*	Macronix International Co. Ltd.	306,000	308,489
	Mayer Steel Pipe Corp.	32,400	25,060
*	Mercuries Life Insurance Co. Ltd.	572,944	134,705
	Merida Industry Co. Ltd.	9,000	29,167
	Merry Electronics Co. Ltd.	23,046	76,572
	METAAGE Corp.	8,000	13,506
	Micro-Star International Co. Ltd.	70,000	248,144
	Mildef Crete, Inc.	10,000	34,800
	MIN AIK Technology Co. Ltd.	44,000	31,425
	Mosel Vitelic, Inc.	13,000	14,326
	MSSCORPS Co. Ltd.	4,320	23,962
	Nak Sealing Technologies Corp.	10,000	34,566
	Namchow Holdings Co. Ltd.	32,000	40,263
	Nan Kang Rubber Tire Co. Ltd.	43,000	50,539
	Nan Liu Enterprise Co. Ltd.	4,000	5,736
	Nan Ya Plastics Corp.	492,000	662,036
*	Nanya Technology Corp.	186,000	794,312
	New Best Wire Industrial Co. Ltd.	19,000	18,029
	Nichidenbo Corp.	14,000	41,006
	Niko Semiconductor Co. Ltd.	20,570	37,740
	Nuvoton Technology Corp.	8,000	15,957
	O-Bank Co. Ltd.	224,375	66,015
	Ocean Plastics Co. Ltd.	35,000	40,949

		Shares	Value»
TAIWAN — (Continued)
	Optimax Technology Corp.	35,000	$22,797
	Orient Europharma Co. Ltd.	7,000	10,523
	Orient Semiconductor Electronics Ltd.	54,000	84,794
	O-TA Precision Industry Co. Ltd.	8,000	19,305
	Pacific Hospital Supply Co. Ltd.	6,000	17,253
	Paiho Shih Holdings Corp.	16,800	13,598
	Pan German Universal Motors Ltd.	4,000	37,739
	Pan Jit International, Inc.	43,000	117,385
#	Pan-International Industrial Corp.	67,000	121,710
	Parpro Corp.	17,000	29,043
*	PChome Online, Inc.	17,000	19,234
	PCL Technologies, Inc.	9,000	34,829
	Pegatron Corp.	188,000	452,288
	Pegavision Corp.	4,000	44,245
*	Phihong Technology Co. Ltd.	42,000	41,524
	Phoenix Silicon International Corp.	11,000	61,564
	Pixart Imaging, Inc.	4,000	30,026
	Posiflex Technology, Inc.	4,000	28,025
*	Powerchip Semiconductor Manufacturing Corp.	362,000	367,461
	Powertech Technology, Inc.	123,000	687,097
	President Securities Corp.	183,098	140,820
	Primax Electronics Ltd.	69,000	185,658
	Prince Housing & Development Corp.	185,000	53,612
	Promate Electronic Co. Ltd.	13,199	20,333
	Qisda Corp.	84,160	84,566
	QST International Corp.	14,324	19,763
	Qualipoly Chemical Corp.	18,900	110,950

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Radiant Opto-Electronics Corp.	36,000	$154,211
	Radium Life Tech Co. Ltd.	168,209	60,078
	Raydium Semiconductor Corp.	5,000	39,513
	Rechi Precision Co. Ltd.	59,000	44,239
	Rexon Industrial Corp. Ltd.	20,000	17,913
	Rich Development Co. Ltd.	89,990	24,779
*	Ritek Corp.	110,724	35,808
	Ruentex Development Co. Ltd.	263,000	254,746
	Sampo Corp.	58,800	47,019
	San Fang Chemical Industry Co. Ltd.	15,000	15,069
	Sanyang Motor Co. Ltd.	47,000	92,221
	Savior Lifetec Corp.	58,000	32,224
	Scan-D Corp.	6,000	5,476
	ScinoPharm Taiwan Ltd.	18,000	10,248
	SDI Corp.	14,000	38,733
	Sea Sonic Electronics Co. Ltd.	1,000	2,237
	Senao International Co. Ltd.	22,000	20,751
	Senao Networks, Inc.	5,815	28,687
	Sercomm Corp.	26,000	83,327
	Sesoda Corp.	29,000	28,444
	Shanghai Commercial & Savings Bank Ltd.	405,000	521,359
	Sharehope Medicine
	Co. Ltd.	12,639	9,984
#	ShenMao Technology, Inc.	22,000	72,270
	Shih Her Technologies, Inc.	10,733	60,299
*	Shih Wei Navigation Co. Ltd.	61,790	35,161
	Shihlin Electric & Engineering Corp.	12,000	77,562
	Shin Ruenn Development Co. Ltd.	15,000	28,398
	Shin Zu Shing Co. Ltd.	6,926	47,285

		Shares	Value»
TAIWAN — (Continued)
	Shinkong Insurance Co. Ltd.	36,000	$131,611
*	Shuttle, Inc.	51,000	30,675
	Sigurd Microelectronics Corp.	76,046	257,283
	Simplo Technology Co. Ltd.	26,000	295,966
	Sincere Navigation Corp.	62,830	49,351
	Sino-American Silicon Products, Inc.	61,000	246,837
	Sinon Corp.	64,000	88,776
	SinoPac Financial Holdings Co. Ltd.	183,150	152,453
	Sinphar Pharmaceutical Co. Ltd.	27,216	28,475
	Sinyi Realty, Inc.	46,000	33,876
	Sitronix Technology Corp.	8,000	51,980
	Siward Crystal Technology Co. Ltd.	33,000	24,144
	Solar Applied Materials Technology Corp.	16,000	30,752
	Solteam, Inc.	19,197	30,089
	Sonix Technology Co. Ltd.	16,000	18,254
	Southeast Cement Co. Ltd.	19,000	10,242
	Speed Tech Corp.	7,000	10,725
#	Sports Gear Co. Ltd.	24,000	87,449
	Standard Foods Corp.	61,000	62,245
*	Starlux Airlines Co. Ltd.	91,000	70,967
	S-Tech Corp.	12,000	9,116
	STL Technology Co. Ltd.	3,000	13,268
	Sun Max Tech Ltd.	7,331	19,944
*	Sun Yad Construction Co. Ltd.	69,377	35,357
	Sunny Friend Environmental Technology Co. Ltd.	10,000	26,893
*	Sunplus Technology Co. Ltd.	68,000	47,441
	Sunrex Technology Corp.	31,685	42,808

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sunspring Metal Corp.	22,807	$16,307
	Superalloy Industrial Co. Ltd.	15,000	23,145
#	Supreme Electronics Co. Ltd.	78,340	167,832
	Sweeten Real Estate Development Co. Ltd.	51,417	47,145
	Symtek Automation Asia Co. Ltd.	7,269	36,933
	Syncmold Enterprise Corp.	13,000	29,063
	Synmosa Biopharma Corp.	24,411	26,618
	Systex Corp.	32,000	134,484
	TA Chen Stainless Pipe	322,146	383,992
	Ta Ya Electric Wire & Cable	76,090	103,596
	Tai Tung Communication Co. Ltd.	18,689	13,812
	Taichung Commercial Bank Co. Ltd.	762,884	530,356
	TaiDoc Technology Corp.	3,000	11,984
	Taiflex Scientific Co. Ltd.	38,136	84,125
	Taimide Tech, Inc.	15,000	29,370
	Tainan Enterprises Co. Ltd.	14,000	12,359
	Tainan Spinning Co. Ltd.	111,000	45,436
	TaiSol Electronics Co. Ltd.	10,000	17,169
	Taita Chemical Co. Ltd.	52,132	18,617
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	48,795
	Taiwan Business Bank	1,452,602	723,552
#	Taiwan Cogeneration Corp.	81,000	126,946
	Taiwan Fertilizer Co. Ltd.	58,000	90,665
	Taiwan Fire & Marine Insurance Co. Ltd.	48,000	56,212
	Taiwan FU Hsing Industrial Co. Ltd.	31,200	52,096
#*	Taiwan Glass Industry Corp.	173,000	156,965

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Hon Chuan Enterprise Co. Ltd.	30,311	$124,278
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	31,147	31,684
††	Taiwan Land Development Corp.	129,466	2,116
	Taiwan Line Tek Electronic	10,300	8,212
	Taiwan Navigation Co. Ltd.	52,000	49,149
	Taiwan Paiho Ltd.	41,000	76,061
	Taiwan PCB Techvest Co. Ltd.	48,000	55,011
	Taiwan Sanyo Electric Co. Ltd.	27,000	31,020
	Taiwan Semiconductor Co. Ltd.	10,000	17,816
	Taiwan Surface Mounting Technology Corp.	44,000	156,853
*	Taiwan TEA Corp.	77,000	34,770
	Taiyen Biotech Co. Ltd.	28,000	29,023
	Tatung Co. Ltd.	137,000	160,580
	TCC Group Holdings Co. Ltd.	900,000	645,728
	TCI Co. Ltd.	18,000	66,440
	Team Group, Inc.	5,000	21,843
	Teco Electric & Machinery Co. Ltd.	158,000	594,637
	Test Research, Inc.	6,000	30,401
	Test Rite International Co. Ltd.	44,000	29,053
*	Thermaltake Technology Co. Ltd.	13,000	13,384
	Thinking Electronic Industrial Co. Ltd.	5,000	30,604
	Thye Ming Industrial Co. Ltd.	20,000	35,199
*††	Ting Sin Co. Ltd.	385	0
	Ton Yi Industrial Corp.	170,000	99,218
	Tong Hsing Electronic Industries Ltd.	27,460	111,550
	Tong Yang Industry Co. Ltd.	51,000	160,008
	Tong-Tai Machine & Tool Co. Ltd.	27,000	28,382
	Top Union Electronics Corp.	20,326	19,811

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Topco Technologies Corp.	8,999	$18,148
	Topkey Corp.	12,000	72,587
#	Topoint Technology Co. Ltd.	23,000	87,972
	Transcend Information, Inc.	27,000	115,635
	Tripod Technology Corp.	45,000	497,663
	TS Financial Holding Co. Ltd. (2887 TT)	3,303,413	2,006,842
*	TS Financial Holding Co. Ltd. (28871 TT)	481,878	144,541
	Tsann Kuen Enterprise Co. Ltd.	14,032	11,178
	TSC Auto ID Technology Co. Ltd.	4,399	27,928
	TSRC Corp.	50,000	24,342
	Tung Ho Steel Enterprise Corp.	84,190	171,752
	TURVO International Co. Ltd.	5,000	32,588
	TXC Corp.	19,000	54,857
#	TYC Brother Industrial Co. Ltd.	42,000	65,313
	Tyntek Corp.	44,000	24,960
	UDE Corp.	10,000	34,302
	Ultra Chip, Inc.	8,000	11,810
	U-Ming Marine Transport Corp.	84,000	151,759
	Unic Technology Corp.	29,000	21,839
	Unimicron Technology Corp.	134,000	706,252
	Union Bank of Taiwan	325,568	196,174
	Union Insurance Co. Ltd.	12,000	10,463
	Unitech Computer Co. Ltd.	20,000	27,013
	Unitech Printed Circuit Board Corp.	126,047	107,335
	United Alloy-Tech Co.	11,000	19,267
	United Orthopedic Corp.	10,000	40,427
	United Radiant Technology	21,000	14,486
*††	Unity Opto Technology Co. Ltd.	91,000	0
	Univacco Technology, Inc.	11,000	16,173
	Universal Cement Corp.	80,136	80,646

		Shares	Value»
TAIWAN — (Continued)
	UPC Technology Corp.	107,664	$35,418
	UPI Semiconductor Corp.	3,000	18,263
	Utechzone Co. Ltd.	5,000	14,088
	Value Valves Co. Ltd.	4,000	10,892
	Ve Wong Corp.	16,000	20,545
	Ventec International Group Co. Ltd.	10,000	29,069
*	Wafer Works Corp.	98,068	99,431
	Wah Hong Industrial Corp.	15,000	16,369
	Wah Lee Industrial Corp.	34,680	101,561
	Walsin Lihwa Corp.	40,800	39,519
	Wan Hai Lines Ltd.	100,000	266,814
	WEI Chih Steel Industrial Co. Ltd.	31,000	16,118
	Weikeng Industrial Co. Ltd.	71,661	68,336
	Well Shin Technology Co. Ltd.	18,000	30,732
	WELLELL, Inc.	9,000	6,270
	Win Semiconductors Corp.	45,000	156,431
*	Winbond Electronics Corp.	581,250	1,016,576
	Winstek Semiconductor Co. Ltd.	9,000	27,918
	Wisdom Marine Lines Co. Ltd.	86,000	176,191
	WITS Corp.	5,000	20,122
	WNC Corp.	24,000	97,388
	Wonderful Hi-Tech Co. Ltd.	11,000	16,327
	WPG Holdings Ltd.	280,000	547,616
	WT Microelectronics Co. Ltd.	98,000	454,331
	XAC Automation Corp.	19,000	18,511
	Ya Horng Electronic Co. Ltd.	9,000	16,517
	Yageo Corp.	12,004	96,619
	YC INOX Co. Ltd.	79,249	49,506
	Yea Shin International Development Co. Ltd.	42,022	33,790
	Yem Chio Co. Ltd.	94,197	40,557
	YFC-Boneagle Electric Co. Ltd.	15,639	10,620
*	Yieh Phui Enterprise Co. Ltd.	104,186	49,902

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Youngtek Electronics Corp.	24,000	$45,868
	Yuanta Futures Co. Ltd.	12,213	35,737
	Yuen Foong Yu Consumer Products Co. Ltd.	9,000	11,236
	Yulon Motor Co. Ltd.	99,264	105,838
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,682
	YungShin Global Holding Corp.	29,000	53,093
	Zeng Hsing Industrial Co. Ltd.	9,669	28,972
	Zenitron Corp.	27,000	30,302
	Zhen Ding Technology Holding Ltd.	119,000	628,381
	ZillTek Technology Corp.	3,000	19,671
	Zippy Technology Corp.	9,000	15,132
	Zyxel Group Corp.	57,488	65,428

TOTAL TAIWAN			42,172,476

THAILAND — (0.3%)
	Advanced Information Technology PCL, Class F	85,600	12,760
	Allianz Ayudhya Capital PCL	11,000	11,566
	Amata Corp. PCL	51,600	22,979
	AP Thailand PCL	357,200	95,555
	Asia Plus Group Holdings PCL	242,500	16,649
	Asian Insulators PCL	77,450	7,904
	Asian Sea Corp. PCL	38,500	8,692
	Bangchak Corp. PCL	168,300	153,544
	Bangchak Sriracha PCL	40,300	5,559
	Bangkok Land PCL	1,885,500	29,156
	Bangkok Life Assurance PCL, NVDR	19,800	11,022
	Bangkok Ranch PCL	119,400	6,130
	Banpu PCL	1,265,532	197,648
#	Berli Jucker PCL	150,600	85,232
	BKI Holdings PCL	16,100	152,361
#	Cal-Comp Electronics Thailand PCL, Class F	234,044	44,152
	Cotto F	308,500	1,813

		Shares	Value»
THAILAND — (Continued)
*	Country Group Development PCL	992,900	$3,378
	Dhipaya Group Holdings PCL	53,400	36,002
	Dohome PCL	194,100	23,411
*	Energy Absolute PCL	286,900	27,151
	Frasers Property Thailand PCL	48,300	9,560
	GFPT PCL	114,300	36,409
	Global Green Chemicals PCL	37,300	4,107
	Gunkul Engineering PCL	455,300	29,006
	Hana Microelectronics PCL	88,700	63,641
#	IRPC PCL	1,388,500	49,382
	KGI Securities Thailand PCL	250,300	30,344
	Kiatnakin Phatra Bank PCL	38,600	78,489
	Lalin Property PCL	107,600	16,638
	Lam Soon Thailand PCL	56,200	8,099
	MK Restaurants Group PCL	68,600	69,480
	Northeast Rubber PCL	180,000	23,158
	Polyplex Thailand PCL	85,200	24,900
	Precious Shipping PCL	122,800	25,445
	Prima Marine PCL	195,700	39,037
*	Property Perfect PCL	2,489,056	5,388
	PTT Global Chemical PCL	166,200	129,784
	Quality Houses PCL	813,000	33,189
	Ramkhamhaeng Hospital PCL	6,900	3,969
	Rojana Industrial Park PCL	220,300	30,523
	S Hotels & Resorts PCL	142,900	6,762
	Samart Corp. PCL	50,300	9,334
	Sansiri PCL	2,197,100	95,127
	Siamgas & Petrochemicals PCL	83,800	16,586
*	SNC Former PCL	53,600	9,946
	SPCG PCL	88,600	22,743
#	Sri Trang Agro-Industry PCL	94,500	34,778
	Sri Trang Gloves Thailand PCL	179,000	37,090

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Srithai Superware PCL	235,400	$7,644
	Star Petroleum Refining PCL	181,300	26,913
*	STP & I PCL	158,800	17,778
	Supalai PCL	197,025	104,194
*	Super Energy Corp. PCL	5,131,000	20,629
*	Tata Steel Thailand PCL	749,600	17,155
	Thai Oil PCL	203,910	225,446
	Thai Union Group PCL	51,800	20,986
*	Thaicom PCL	123,400	36,446
	Thoresen Thai Agencies PCL	96,300	13,104
	TPI Polene PCL	654,800	14,580
	Triple i Logistics PCL	97,600	14,005
	Vanachai Group PCL	89,800	5,554

TOTAL THAILAND			2,420,012

TURKEY — (0.1%)
	Aksa Akrilik Kimya Sanayii AS	49,968	14,723
*	Aksa Enerji Uretim AS	31,660	39,116
	Albaraka Turk Katilim Bankasi AS	310,912	60,731
*	Alcatel-Lucent Teletas Telekomunikasyon AS	2,850	8,396
	Anadolu Anonim Turk Sigorta Sirketi	52,744	29,061
#*	Arcelik AS	7,042	18,500
*	Bera Holding AS	140,066	61,126
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	2,327	26,626
	Bursa Cimento Fabrikasi AS	156,049	23,987
	Cemtas Celik Makina Sanayi Ve Ticaret AS	69,120	18,725
	Cimsa Cimento Sanayi VE Ticaret AS	15,242	17,181
	Dogan Sirketler Grubu Holding AS	46,230	18,772
	Dogus Otomotiv Servis ve Ticaret AS	2,878	12,338
*	Esenboga Elektrik Uretim AS	99,076	18,376

		Shares	Value»
TURKEY — (Continued)
*	Europen Endustri Insaat Sanayi VE Ticaret AS	109,717	$23,056
	Global Yatirim Holding AS	225,200	62,504
	Is Yatirim Menkul Degerler AS	30,125	31,474
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	64,988	44,401
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	170,857	111,156
*	Kordsa Teknik Tekstil AS	15,368	20,435
*	Reysas Tasimacilik ve Lojistik Ticaret AS	60,744	21,496
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	19,795	7,199
	Sekerbank Turk AS	257,072	48,910
*	Tekfen Holding AS	12,587	25,191
	Turkiye Sigorta AS	172,306	50,582
#	Ulker Biskuvi Sanayi AS	23,724	60,870
*	Zorlu Enerji Elektrik Uretim AS	195,804	15,584

TOTAL TURKEY			890,516

UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi Commercial Bank PJSC	8,172	32,061
	Abu Dhabi National Hotels	1,127,073	136,776
*	Abu Dhabi Ports Co. PJSC	136,205	170,051
	Agthia Group PJSC	38,410	40,453
	Ajman Bank PJSC	97,467	38,744
	Amanat Holdings PJSC	220,573	69,036
*	Bank of Sharjah	73,344	25,773
	Dana Gas PJSC	894,562	201,674
	Deyaar Development PJSC	239,303	67,203
	Dubai Financial Market PJSC	214,538	90,036
	Dubai Investments PJSC	448,790	405,830

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dubai Islamic Bank PJSC	340,966	$882,016
	Emaar Development PJSC	112,658	457,624
	Emaar Properties PJSC	9,451	36,572
*	EMSTEEL Building Materials PJSC	182,719	58,653
*	Modon Holding PSC	27,507	27,329
	National Central Cooling Co. PJSC	58,193	47,834
	NMDC Group PJSC	12,736	82,917
*	RAK Properties PJSC	242,210	93,058
	Ras Al Khaimah Ceramics PJSC	90,792	63,533
	Sharjah Islamic Bank	84,403	67,792
*	Union Properties PJSC	403,416	88,451

TOTAL UNITED ARAB EMIRATES			3,183,416

UNITED KINGDOM — (8.3%)
*	Accesso Technology Group PLC	12,899	60,105
	Advanced Medical Solutions Group PLC	25,528	72,124
*	Afentra PLC	17,799	10,641
	AG Barr PLC	15,726	138,227
	Ashmore Group PLC	58,171	143,613
	Atalaya Mining Copper SA	19,905	179,031
*	Auction Technology Group PLC	11,710	47,555
	Aviva PLC	79,393	697,805
	Avon Technologies PLC	840	21,165
	B&M European Value Retail SA	59,696	140,955
Ω	Bakkavor Group PLC	66,402	193,530
	Balfour Beatty PLC	184,807	1,633,338
	Barratt Redrow PLC	109,554	542,126
	Beazley PLC	157,760	1,930,003
	Begbies Traynor Group PLC	2,192	3,226
	Bellway PLC	22,975	792,936
	Berkeley Group Holdings PLC	13,400	709,860
	Bloomsbury Publishing PLC	23,004	150,942
	Bodycote PLC	3,811	30,898
	Breedon Group PLC	80,612	364,907

		Shares	Value»
UNITED KINGDOM — (Continued)
#	Brooks Macdonald Group PLC	4,090	$93,743
	C&C Group PLC	98,194	176,419
*	Canal & SA	175,700	553,269
*	Capita PLC	4,614	19,023
	Capital Ltd.	44,660	70,395
	Card Factory PLC	91,534	124,397
	Castings PLC	4,281	13,700
	Centaur Media PLC	16,082	9,297
	Central Asia Metals PLC	34,290	71,715
	Centrica PLC	1,652,534	3,894,693
	Chemring Group PLC	72,138	543,795
	Chesnara PLC	45,670	165,029
*	Close Brothers Group PLC	11,462	63,226
Ω	CMC Markets PLC	23,524	66,556
	Costain Group PLC	73,709	148,646
	Cranswick PLC	5,869	380,750
	Croda International PLC	13,357	507,046
	Currys PLC	618,346	1,141,347
#	DCC PLC	18,290	1,204,927
*	DFS Furniture PLC	52,954	110,860
	DiscoverIE Group PLC	24,510	187,453
	Diversified Energy Co. PLC (DEC LN)	2,073	26,164
	Diversified Energy Co. PLC (DEC US)	5,054	63,933
	dotdigital group PLC	18,632	16,663
	Dowlais Group PLC	46,616	50,642
	Dr. Martens PLC	101,904	121,893
	Drax Group PLC	112,465	1,065,907
	easyJet PLC	72,083	458,938
	Elementis PLC	99,215	214,460
	EnQuest PLC	477,212	76,286
	Entain PLC	28,459	296,420
	Essentra PLC	28,329	36,231
	Fevara PLC	8,557	13,599
	Firstgroup PLC	245,111	677,084
Ω	Forterra PLC	52,340	125,250
	Foxtons Group PLC	108,086	78,118
*	Frasers Group PLC	10,215	98,062
	Fresnillo PLC	51,284	1,499,706
*	Frontier Developments PLC	3,815	26,144
	Fuller Smith & Turner PLC, Class A	11,027	89,272
	Future PLC	15,073	121,539
	Galliford Try Holdings PLC	632	4,316
	Gamma Communications PLC	2,110	27,547

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	GB Group PLC	23,451	$72,592
	Genuit Group PLC	68,897	334,973
	Genus PLC	6,977	225,745
*	Georgia Capital PLC	13,296	452,469
	Gooch & Housego PLC	4,041	30,573
	Goodwin PLC	300	85,617
	Grafton Group PLC, CDI	62,324	779,336
	Grainger PLC	7,382	18,188
	Greencore Group PLC	148,586	465,457
*	Griffin Mining Ltd.	5,698	14,246
	Gulf Keystone Petroleum Ltd.	119,124	283,567
*	Gulf Marine Services PLC	55,013	12,154
*Ω	Gym Group PLC	57,218	104,589
	Halfords Group PLC	42,184	82,872
	Harbour Energy PLC	28,430	84,152
	Hargreaves Services PLC	7,040	60,710
	Harworth Group PLC	35,731	76,988
	Helical PLC	20,917	57,327
	Henry Boot PLC	16,735	48,670
	Hikma Pharmaceuticals PLC	24,125	583,572
	Hill & Smith PLC	39	1,104
	Hiscox Ltd.	87,828	1,587,778
	Hochschild Mining PLC	102,345	444,891
Ω	Hostelworld Group PLC	6,358	10,616
	Hunting PLC	44,485	199,771
Ω	Ibstock PLC	92,007	165,284
	IG Group Holdings PLC	22,586	330,604
	Inchcape PLC	83,863	841,552
	Investec PLC	196,592	1,480,266
	Ithaca Energy PLC	36,058	103,283
	ITV PLC	958,370	877,249
	J D Wetherspoon PLC	14,617	124,008
	J Sainsbury PLC	531,830	2,387,856
*	James Fisher & Sons PLC	12,277	64,161
	JD Sports Fashion PLC	407,092	498,844
	JET2 PLC	2,505	43,745
*	John Wood Group PLC	194,974	47,232
	Johnson Matthey PLC	33,817	947,088

		Shares	Value»
UNITED KINGDOM — (Continued)
	Johnson Service Group PLC	111,790	$199,070
	Jupiter Fund Management PLC	120,501	241,217
	Just Group PLC	337,292	941,577
	Keller Group PLC	36,172	754,544
	Kier Group PLC	121,707	346,311
	Kingfisher PLC	563,532	2,285,449
	Kitwave Group PLC	6,746	19,042
	Knights Group Holdings PLC	8,419	18,615
	Lancashire Holdings Ltd.	70,702	620,850
	Lion Finance Group PLC	13,268	1,396,772
	Liontrust Asset Management PLC	12,978	53,011
	London Investment Group PLC	9,126	45,042
	Macfarlane Group PLC	49,928	45,676
	Man Group PLC	249,859	690,313
	Marks & Spencer Group PLC	447,168	2,336,819
	Marshalls PLC	45,572	101,087
*	Marston’s PLC	333,418	200,700
	Mears Group PLC	33,511	156,194
	Melrose Industries PLC	18,546	152,783
*	Mitchells & Butlers PLC	157,866	504,829
	MJ Gleeson PLC	7,428	36,018
	Mondi PLC	117,586	1,314,358
	Morgan Advanced Materials PLC	55,448	148,696
	Morgan Sindall Group PLC	13,469	822,952
	MP Evans Group PLC	11,582	205,460
	NCC Group PLC	80,607	158,543
	Norcros PLC	25,348	99,882
Ω	On the Beach Group PLC	16,354	45,683
	OSB Group PLC	116,554	826,131
	Pan African Resources PLC	465,482	511,463
	Paragon Banking Group PLC	16,785	183,064
	Pearson PLC (PSO US), Sponsored ADR	18,663	259,602
	Pearson PLC (PSON LN)	27,466	382,272
	Persimmon PLC	88,805	1,411,388

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Pets at Home Group PLC	141,097	$397,459
	Pharos Energy PLC	110,849	30,015
	Phoenix Group Holdings PLC	14,930	132,262
*	Pinewood Technologies Group PLC	1,201	5,812
	Playtech PLC	25,979	89,915
	Porvair PLC	6,976	70,288
	PPHE Hotel Group Ltd.	1,935	36,383
	Premier Foods PLC	232,062	556,612
	PZ Cussons PLC	15,654	15,233
	QinetiQ Group PLC	74,640	471,328
	Rank Group PLC	84,921	132,407
	Reach PLC	153,917	119,501
#	Rentokil Initial PLC, Sponsored ADR	38,415	1,068,705
	RHI Magnesita NV	1,673	46,166
	RS Group PLC	57,717	422,424
Ω	Sabre Insurance Group PLC	57,957	102,049
*	Saga PLC	20,357	71,278
*	Savannah Energy PLC	281,630	25,800
	Savills PLC	33,431	443,014
	Schroders PLC	122,972	613,645
	Secure Trust Bank PLC	1,288	16,491
	Senior PLC	117,044	293,167
	Serco Group PLC	270,573	902,893
	Serica Energy PLC	37,385	106,850
*	Sigmaroc PLC	76,223	115,748
	Spectris PLC	13,685	738,270
	Speedy Hire PLC	77,932	28,225
Ω	Spire Healthcare Group PLC	63,258	195,030
*††	Studio Retail Group PLC	11,240	0
	Tate & Lyle PLC	81,207	412,274
	TBC Bank Group PLC	13,433	769,605
*	Team Internet Group PLC	26,312	15,718
	TP ICAP Group PLC	321,882	1,110,160
	Travis Perkins PLC	44,489	367,831
	TT Electronics PLC	42,312	85,800
*	Vanquis Banking Group PLC	12,468	18,674
	Vertu Motors PLC	110,788	91,205
	Vesuvius PLC	58,685	289,599
	Victrex PLC	8,028	68,217
*	Vistry Group PLC	118,116	1,000,520

		Shares	Value»
UNITED KINGDOM — (Continued)
	Volex PLC	6,662	$32,824
	Vp PLC	3,924	29,350
*Ω	Watches of Switzerland Group PLC	46,136	238,134
	Whitbread PLC	23,029	876,719
	WPP PLC (WPP LN)	18,600	70,283
	WPP PLC (WPP US), Sponsored ADR	32,483	616,203
	YouGov PLC	7,891	27,131
	Young & Co.’s Brewery PLC (YNGA LN), Class A	5,710	57,750
	Young & Co.’s Brewery PLC (YNGN LN)	3,006	24,324
	Zigup PLC	74,561	339,674
	Zotefoams PLC	8,589	51,710

TOTAL UNITED KINGDOM			67,982,664

UNITED STATES — (0.6%)
*	ADTRAN Holdings, Inc.	6,209	64,282
*	Amrize Ltd.	29,084	1,507,715
*	Hut 8 Corp. (HUT CN)	2,503	126,779
#*	Hut 8 Corp. (HUT US)	3,356	170,015
	International Paper Co.	24,613	963,787
	MEG Energy Corp.	77,945	1,649,430
	Royal Gold, Inc.	1,291	225,588
	Smurfit WestRock PLC	1,486	54,863

TOTAL UNITED STATES			4,762,459

TOTAL COMMON STOCKS			798,125,918

PREFERRED STOCKS — (0.3%)

BRAZIL — (0.1%)
	Alpargatas SA, 1.006%	8,400	16,519
	Banco ABC Brasil SA, 8.457%	24,290	103,888
Ω	Banco BMG SA, 7.859%	30,400	22,772
*	Banco BMG SA	1,249	905

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Banco do Estado do Rio Grande do Sul SA, 9.033%	67,206	$171,639
Banco Pan SA, 2.333%	25,165	48,413
Banco Pine SA, 6.844%	12,348	21,552
Cia de Ferro Ligas da Bahia FERBASA, 6.359%	31,600	46,108
Eucatex SA Industriae Comercio, 4.404%	14,000	43,458
Gerdau SA, 3.379%	31,567	111,131
Randoncorp SA, 4.234%	39,954	44,930
Schulz SA, 6.913%	9,400	8,509
Taurus Armas SA, 3.642%	9,680	9,104
* Usinas Siderurgicasde Minas Gerais SA Usiminas	76,300	80,414

TOTAL BRAZIL		729,342

COLOMBIA — (0.0%)
Grupo Argos SA, 5.588%	18,029	56,500
Grupo Aval Acciones y Valores SA, 3.140%	122,690	24,731
Grupo de Inversiones Suramericana SA, 3.606%	24,923	264,446

TOTAL COLOMBIA		345,677

GERMANY — (0.2%)
Draegerwerk AG & Co. KGaA, 2.796%	1,767	148,901
Einhell Germany AG, 1.843%	999	94,742
FUCHS SE, 3.020%	7,963	356,460
Jungheinrich AG, 2.591%	10,257	366,566
Sixt SE, 4.946%	3,785	240,459

	Shares	Value»
GERMANY — (Continued)
STO SE & Co. KGaA, 2.782%	583	$80,147
Villeroy & Boch AG, 5.438%	889	16,961

TOTAL GERMANY		1,304,236

TOTAL PREFERRED STOCKS		2,379,255

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*†† Wiluna Mining Corp. Ltd. Warrants	13,267	330

BRAZIL — (0.0%)
* Banco Pine SA Rights 11/17/2025	312	62

ITALY — (0.0%)
* Webuild SpA Warrants 08/02/2030	2,669	0

MALAYSIA — (0.0%)
* Guan Chong Bhd. Warrants 06/19/2028	4,100	147

THAILAND — (0.0%)
* Better World Green PCL Warrants	344,332	0

TOTAL RIGHTS/WARRANTS		539

TOTAL INVESTMENT SECURITIES (Cost $529,869,637)		800,505,712

		Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	1,660,225	19,203,827

TOTAL INVESTMENTS — (100.0%) (Cost $549,073,464)		$819,709,539

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

As of October 31, 2025, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	12/19/25	$2,413,029	$2,405,900	$(7,129)

Total Futures Contracts			$2,413,029	$2,405,900	$(7,129)

As of October 31, 2025, the value of Rule 144A securities amounted to $29,012,185 or 3.6% of net assets.

Summary of the Portfolio’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$ 81,863	$ 34,695,590	$ 3,479	$ 34,780,932
Austria	—	5,725,685	—	5,725,685
Belgium	137,550	8,086,115	—	8,223,665
Brazil	6,311,582	—	—	6,311,582
Canada	72,074,899	—	17	72,074,916
Chile	—	766,831	—	766,831
China	2,750,405	68,924,904	37,635	71,712,944
Colombia	191,650	—	—	191,650
Denmark	—	15,336,215	—	15,336,215
Finland	—	12,793,901	—	12,793,901
France	130,537	26,132,321	—	26,262,858
Germany	1,343,196	25,516,918	—	26,860,114
Greece	—	1,012,738	—	1,012,738
Hong Kong	—	7,636,418	3,852	7,640,270
Hungary	—	356,587	—	356,587
India	56,621	46,742,568	—	46,799,189
Indonesia	—	3,496,169	1,588	3,497,757
Ireland	—	9,727,880	—	9,727,880
Israel	265,915	8,763,880	—	9,029,795
Italy	1,067,936	30,348,627	—	31,416,563
Japan	—	123,759,572	—	123,759,572
Kuwait	—	1,309,568	—	1,309,568
Malaysia	—	3,449,777	14	3,449,791
Mexico	4,665,186	6,168	—	4,671,354
Netherlands	—	18,270,208	—	18,270,208
New Zealand	—	1,308,512	—	1,308,512
Norway	—	4,120,432	—	4,120,432
Philippines	—	765,744	911	766,655
Poland	—	2,778,998	—	2,778,998
Portugal	—	4,041,083	—	4,041,083
Qatar	—	1,419,441	—	1,419,441
Saudi Arabia	31,367	6,140,158	—	6,171,525
Singapore	—	5,785,738	—	5,785,738
South Africa	3,128,376	5,745,903	—	8,874,279
South Korea	—	26,570,698	10,043	26,580,741
Spain	—	17,949,523	—	17,949,523

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	$15,123	$15,593,043	—	$15,608,166
Switzerland	265,771	39,060,946	—	39,326,717
Taiwan	9,811	42,160,549	$2,116	42,172,476
Thailand	11,022	2,408,990	—	2,420,012
Turkey	—	890,516	—	890,516
United Arab Emirates	—	3,183,416	—	3,183,416
United Kingdom	2,008,443	65,974,221	—	67,982,664
United States	3,734,390	1,028,069	—	4,762,459
Preferred Stocks
Brazil	729,342	—	—	729,342
Colombia	345,677	—	—	345,677
Germany	—	1,304,236	—	1,304,236
Rights/Warrants
Australia	—	—	330	330
Brazil	—	62	—	62
Italy	—	—	—	—
Malaysia	—	147	—	147
Thailand	—	—	—	—
Securities Lending Collateral	—	19,203,827	—	19,203,827

Total Investments in Securities	$99,356,662	$720,292,892	$59,985<>	$819,709,539

Financial Instruments
Liabilities
Futures Contracts**	(7,129)	—	—	(7,129)

Total Financial Instruments	$(7,129)	—	—	$(7,129)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (63.1%)
U.S. Core Equity 1 Portfolio	15,431,285	$757,058,873

INTERNATIONAL EQUITIES — (36.9%)
International Core Equity 2 Portfolio	15,395,580	300,829,636
Emerging Markets Core Equity 2 Portfolio	4,905,911	142,761,997

TOTAL INTERNATIONAL EQUITIES		443,591,633

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $561,088,514)		$1,200,650,506

TEMPORARY CASH INVESTMENTS — (0.0%)
¥State Street Institutional U.S. Government Money Market Fund, 4.010% (Cost $282,649)	282,649	282,648

TOTAL INVESTMENTS — (100.0%) (Cost $561,371,163)		$1,200,933,154

Summary of the Portfolio’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$1,200,650,506	—	—	$1,200,650,506
Temporary Cash Investments	282,648	—	—	282,648

Total Investments in Securities	$1,200,933,154	—	—	$1,200,933,154

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (58.3%)
U.S. Core Equity 2 Portfolio	4,513,389	$197,009,409

INTERNATIONAL EQUITIES — (41.7%)
International Core Equity 2 Portfolio	4,088,973	79,898,543
Emerging Markets Core Equity 2 Portfolio	2,106,525	61,299,867

TOTAL INTERNATIONAL EQUITIES		141,198,410

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $146,795,153)		$338,207,819

As of October 31, 2025, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold
USD	5,188,221	CAD	7,225,500
USD	536,886	NOK	5,327,800
USD	15,892,703	JPY	2,394,262,725
USD	797,110	SGD	1,018,000
USD	46,695	SGD	60,483
USD	189,689	NZD	330,400
USD	8,426,948	GBP	6,274,400
USD	21,054,279	EUR	18,011,000
USD	1,987,706	SEK	18,712,000
ILS	2,795,994	USD	849,789
USD	5,369,538	CHF	4,243,200
USD	1,607,549	DKK	10,270,300
HKD	5,237,970	USD	674,402

Total Appreciation

NOK	5,327,800	USD	529,886
USD	4,393,154	AUD	6,758,300
USD	46,109	ILS	152,994
USD	779,425	ILS	2,643,000
USD	12,867,153	HKD	100,023,000
Total (Depreciation)
Total Appreciation
(Depreciation)

Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
Australia and New Zealand Bank	11/07/25	$ 35,486
Citibank, N.A	11/07/25	10,905
UBS AG	11/10/25	348,765
Bank of America Corp.	11/12/25	14,502
Citibank, N.A.	11/12/25	198
Citibank, N.A.	11/17/25	519
Citibank, N.A.	11/17/25	184,036
Royal Bank of Canada	11/17/25	278,695
Societe Generale	11/17/25	16,526
Morgan Stanley & Co. LLC	11/18/25	8,223
HSBC Bank	12/01/25	80,152
Societe Generale	12/01/25	19,483
State Street Bank and Trust	12/04/25	98

		$997,588
Societe Generale	11/07/25	$ (3,905)
Citibank, N.A.	11/17/25	(29,478)
Bank of America Corp.	11/18/25	(841)
Citibank, N.A.	11/18/25	(31,637)
Goldman Sachs Capital Markets L.P.	12/04/25	(12,938)

		$ (78,799)

		$918,789

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

As of October 31, 2025, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	12	12/19/25	$3,987,610	$4,124,400	$136,790

Total Futures Contracts			$3,987,610	$4,124,400	$136,790

Summary of the Portfolio’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$338,207,819	—	—	$338,207,819

Total Investments in Securities	$338,207,819	—	—	$338,207,819

Financial Instruments
Assets
Forward Currency Contracts**	—	$997,588	—	997,588
Futures Contracts**	136,790	—	—	136,790
Liabilities
Forward Currency Contracts**	—	(78,799)	—	(78,799)

Total Financial Instruments	$ 136,790	$918,789	—	$ 1,055,579

** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Series	$6,366,085,878

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$6,366,085,878

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Small Cap Series	$3,911,067,521

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,911,067,521

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Dimensional Emerging Markets Value Fund	$12,925,187,607

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$12,925,187,607

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (97.2%)
BRAZIL — (2.7%)
*	Allianca Saude e Participacoes SA	18,481	$21,264
	Allied Tecnologia SA	144,486	274,204
	Allos SA	1,706,264	7,912,952
*	Allpark Empreendimentos Participacoes e Servicos SA	71,405	54,948
	Alupar Investimento SA	936,528	5,671,443
#	Ambev SA (ABEV US), ADR	3,022,063	6,980,966
	Anima Holding SA	1,802,879	1,182,941
	Armac Locacao Logistica E Servicos SA	137,000	95,493
	Auren Energia SA	1,144,317	2,337,576
*	Automob Participacoes SA	24,345	58,827
	B3 SA - Brasil Bolsa Balcao	5,894,621	13,871,114
	Banco Bradesco SA (BBDC3 BZ)	1,944,390	5,591,077
	Banco BTG Pactual SA	841,892	7,639,693
	Banco do Brasil SA	4,126,307	16,796,833
	Banco Santander Brasil SA	792,226	4,585,529
	BB Seguridade Participacoes SA	1,578,154	9,636,216
	Bemobi Mobile Tech SA	255,078	1,111,828
*	Blau Farmaceutica SA	161,947	402,764
	Boa Safra Sementes SA	103,417	201,838
	BR Advisory Partners Participacoes SA	4,200	15,145
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	413,318	1,534,976
*	Brava Energia	620,267	1,701,715
	Brisanet Servicos de Telecomunicacoes SA	553,225	305,408
	C&A Modas SA	1,224,348	3,698,111
	Caixa Seguridade Participacoes SA	269,531	749,984
	Camil Alimentos SA	756,666	770,738

		Shares	Value»
BRAZIL — (Continued)
	Centrais Eletricas Brasileiras SA	1,568,008	$16,239,817
*	Cia Brasileira de Aluminio	805,427	776,990
*	Cia Brasileira de Distribuicao	1,926,095	1,346,131
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	806,780	19,769,293
	Cia de Saneamento de Minas Gerais Copasa MG	1,305,425	9,169,604
	Cia De Sanena Do Parana (SAPR11 BZ)	1,369,458	8,776,831
	Cia De Sanena Do Parana (SAPR3 BZ)	879,228	1,166,867
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	308,388	644,530
	Cia Energetica de Minas Gerais (CMIG3 BZ)	1,257,688	3,399,062
	Cia Paranaense de Energia - Copel	1,753,488	4,272,944
	Cia Siderurgica Nacional SA (CSNA3 BZ)	3,113,810	5,463,688
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	2,722,363	4,791,359
	Cogna Educacao SA	12,687,659	8,820,127
	Construtora Tenda SA	46,000	201,530
*	Cosan SA	1,226,502	1,402,055
	CPFL Energia SA	474,446	3,668,613
	Cruzeiro do Sul Educacional SA	916,175	992,816
	CSU Digital SA	215,633	715,443
	Cury Construtora e Incorporadora SA	768,620	4,991,790
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,834,683	10,390,950

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
Ω	Desktop SA	383,970	$1,091,969
	Dexco SA	3,068,808	3,057,428
*	Diagnosticos da America SA	167,757	54,256
	Dimed SA Distribuidora da Medicamentos	551,444	962,473
	Direcional Engenharia SA	1,597,077	5,040,636
	EcoRodovias Infraestrutura e Logistica SA	1,353,225	2,004,703
	Embraer SA (EMBR3 BZ)	656,049	10,607,850
	Embraer SA (ERJ US), Sponsored ADR	905,779	58,404,630
	Empreendimentos Pague Menos SA	1,496,324	1,084,706
	Energisa SA	1,102,659	10,622,927
*	Eneva SA	2,358,433	8,026,637
	Engie Brasil Energia SA	575,061	4,275,586
	Equatorial Energia SA	2,737,540	18,649,029
	Eternit SA	362,800	280,532
	Even Construtora e Incorporadora SA	826,719	1,144,817
	Ez Tec Empreendimentos e Participacoes SA	720,082	2,482,833
	Fleury SA	1,462,613	3,955,615
	Fras-Le SA	256,727	1,095,156
#	Gerdau SA, Sponsored ADR	2,486,838	8,679,066
Ω	GPS Participacoes e Empreendimentos SA	1,048,098	3,705,392
	Grendene SA	1,197,840	1,171,133
*	Grupo Casas Bahia SA	312,513	209,118
	Grupo Mateus SA	2,188,721	2,619,980
	Grupo SBF SA	815,748	1,957,510
	Guararapes Confeccoes SA	696,228	1,310,940
*Ω	Hapvida Participacoes e Investimentos SA	930,524	5,410,234
*	Hidrovias do Brasil SA	749,004	544,356
	Hospital Mater Dei SA	26,000	20,588
	Hypera SA	1,269,090	6,095,463
	Iochpe Maxion SA	882,657	1,796,503

		Shares	Value»
BRAZIL —(Continued)
	Irani Papel e Embalagem SA	585,746	$971,172
*	IRB-Brasil Resseguros SA	609,578	5,590,491
*	Jalles Machado SA	902,487	459,635
*	JBS NV, BDR	1,361,635	18,093,716
	JHSF Participacoes SA	2,858,967	3,502,001
	JSL SA	361,365	362,712
	Kepler Weber SA	902,276	1,551,325
	Klabin SA	5,155,277	17,286,629
	Lavvi Empreendimentos Imobiliarios SA	363,254	1,009,423
	Localiza Rent a Car SA	954,042	6,994,009
	LOG Commercial Properties e Participacoes SA	212,777	937,334
*	Log-in Logistica Intermodal SA	246,000	1,508,936
	Lojas Quero-Quero SA	1,366,573	533,426
	Lojas Renner SA	5,960,772	16,442,134
Ω	LWSA SA	2,269,531	1,649,433
	M Dias Branco SA	337,520	1,839,438
	Magazine Luiza SA	1,628,103	2,563,227
	Mahle Metal Leve SA	75,800	420,285
	Marcopolo SA	914,768	1,159,624
	MBRF Global Foods Co. SA	1,321,685	4,390,099
*Ω	Meliuz SA	79,900	66,386
	Melnick Even Desenvolvimento Imobiliario SA	437,006	319,229
	Mills Locacao Servicos e Logistica SA	1,248,913	3,029,455
*	Minerva SA	468,025	624,619
	Motiva Infraestrutura de Mobilidade SA	3,387,542	9,999,009
	Moura Dubeux Engenharia SA	371,393	1,908,757
	Movida Participacoes SA	1,792,856	2,729,299
*	MRV Engenharia e Participacoes SA	2,764,349	3,884,512
	Multiplan Empreendimentos Imobiliarios SA	852,225	4,354,625
*	Natura Cosmeticos SA	2,539,725	4,253,371
	Neoenergia SA	522,028	2,831,397

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Oceanpact Servicos Maritimos SA	227,784	$321,356
	Odontoprev SA	1,559,568	3,690,239
*	Oncoclinicas do Brasil Servicos Medicos SA	467,509	188,570
*	Orizon Valorizacao de Residuos SA	129,992	1,340,042
*	PBG SA	226,391	160,748
	Pet Center Comercio e Participacoes SA	850,269	587,924
	Petroleo Brasileiro SA - Petrobras	16,003,488	93,731,337
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	297,124	3,458,523
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	279,581	3,089,370
	Petroreconcavo SA	1,271,651	2,935,697
	Plano & Plano Desenvolvimento Imobiliario SA	285,500	775,315
	Porto Seguro SA	1,064,120	9,503,985
	Positivo Tecnologia SA	557,405	425,828
	Priner Servicos Industriais SA	24,000	68,253
*	PRIO SA	3,045,920	20,398,796
	Profarma Distribuidora de Produtos Farmaceuticos SA	86,730	135,416
	Qualicorp Consultoria e Corretora de Seguros SA	1,107,361	557,802
	Raia Drogasil SA	3,977,882	14,787,803
Ω	Rede D’Or Sao Luiz SA	244,197	1,967,211
	Romi SA	406,694	615,338
	Rumo SA	734,564	2,173,674
	Sao Carlos Empreendimentos e Participacoes SA	42,201	164,178
	Sao Martinho SA	1,342,496	3,503,498
#	Sendas Distribuidora SA (ASAI US), ADR	112,571	885,934
	Sendas Distribuidora SA (ASAI3 BZ)	6,136,866	9,809,951
Ω	Ser Educacional SA	456,607	863,997
	Simpar SA	2,077,544	1,784,079

		Shares	Value»
BRAZIL — (Continued)
	SLC Agricola SA	1,162,573	$3,489,914
	Smartfit Escola de Ginastica e Danca SA	1,067,182	4,994,776
#	Suzano SA (SUZ US), Sponsored ADR	59,174	534,342
	Suzano SA (SUZB3 BZ)	2,338,104	21,247,392
	SYN prop e tech SA	253,734	236,758
	Tegma Gestao Logistica SA	247,709	1,677,346
#	Telefonica Brasil SA (VIV US), ADR	78,887	941,122
	Telefonica Brasil SA (VIVT3 BZ)	1,052,320	6,267,035
	TIM SA	2,984,500	13,474,754
	TOTVS SA	695,360	5,734,835
	Transmissora Alianca de Energia Eletrica SA	1,334,922	9,453,718
	Tres Tentos Agroindustrial SA	422,732	1,257,993
	Trisul SA	493,079	700,215
	Tupy SA	501,510	1,154,043
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	12,552	49,706
	Ultrapar Participacoes SA (UGPA3 BZ)	2,700,243	10,745,862
	Unifique Telecomunicacoes SA	1,011,374	906,109
	Unipar Carbocloro SA	51,152	569,523
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	625,852	654,940
	Vale SA (VALE US), Sponsored ADR	1,040,592	12,580,757
	Vale SA (VALE3 BZ)	8,041,867	97,549,653
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	476,537	1,961,969
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,706,340	1,027,620
	Vibra Energia SA	5,178,016	22,906,678
	Vittia SA	27,695	24,864
	Vivara Participacoes SA	418,100	2,424,692

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Vulcabras SA	617,334	$2,650,659
	WEG SA	1,828,249	14,306,691
	Wiz Co.	411,669	635,874
	XP, Inc., BDR	22,450	405,733
	YDUQS Participacoes SA	1,721,145	4,546,040

TOTAL BRAZIL			910,868,274

CHILE — (0.4%)
	Aguas Andinas SA, Class A	10,410,832	3,966,857
	Banco de Chile (BCH US), ADR	320,232	11,179,303
	Banco de Chile (CHILE CI)	8,223,409	1,422,832
	Banco de Credito e Inversiones SA	160,011	8,211,968
	Banco Itau Chile SA	1,105	20,063
	Banco Santander Chile (BSAC US), ADR	286,880	8,233,455
	Besalco SA	2,741,825	3,222,812
	Bicecorp SA	3,894,570	1,363,533
	Camanchaca SA	49,415	3,292
*	CAP SA	467,253	3,122,314
	Cencosud SA	2,878,545	8,916,041
	Cencosud Shopping SA	568,660	1,348,619
	Cia Cervecerias Unidas SA (CCU CI)	148,539	946,267
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	75,722	976,814
	Cia Sud Americana de Vapores SA	42,693,211	2,122,174
	Colbun SA	22,420,071	3,369,636
	Cristalerias de Chile SA	59,157	169,759
	Embotelladora Andina SA, ADR, Class B	87,477	2,367,128
	Empresa Nacional de Telecomunicaciones SA	1,286,606	6,128,761
	Empresas CMPC SA	3,064,114	4,425,092
	Empresas Copec SA	710,255	5,073,766
*	Empresas Hites SA	1,031,610	143,673
	Enel Americas SA (ENELAM CI)	21,625,820	2,044,533
	Enel Chile SA (ENELCHIL CI)	45,932,753	3,505,946

		Shares	Value»
CHILE — (Continued)
#	Enel Chile SA (ENIC US), ADR	24,772	$95,372
	Engie Energia Chile SA	2,079,222	2,995,349
	Falabella SA	443,058	2,789,924
	Forus SA	455,509	1,053,135
	Instituto de Diagnostico SA	4,784	13,794
	Inversiones Aguas Metropolitanas SA	2,995,482	3,020,676
	Inversiones La Construccion SA	231,285	3,681,318
	Latam Airlines Group SA	34,221,452	777,741
#	Latam Airlines Group SA, ADR	965	43,415
*	Masisa SA	3,525,317	59,839
	Molibdenos y Metales SA	84,693	477,037
*	Multiexport Foods SA	3,567,240	988,780
	Parque Arauco SA	3,253,289	9,070,217
	PAZ Corp. SA	1,378,694	1,097,729
	Plaza SA	851,661	2,396,556
	Ripley Corp. SA	6,301,473	3,061,848
	Salfacorp SA	3,415,445	3,751,353
	Sigdo Koppers SA	1,861,026	2,707,471
	SMU SA	14,972,693	2,434,680
	Sociedad Matriz SAAM SA	25,942,048	3,435,006
#*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	206,713	10,126,870
*	Socovesa SA	1,574,885	260,120
	SONDA SA	3,879,456	1,407,122
	Vina Concha y Toro SA	2,992,642	3,263,155

TOTAL CHILE			141,293,145

CHINA — (26.8%)
	263 Network Communications Co. Ltd., Class A	250,700	225,874
	360 Security Technology, Inc., Class A	284,634	479,043
#	361 Degrees International Ltd.	7,709,000	5,830,718
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	363,334	1,060,831
*	3D Medicines, Inc.	11,500	9,368

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	3SBio, Inc.	13,806,500	$54,931,233
	5I5J Holding Group Co. Ltd., Class A	2,454,800	990,705
	AAC Technologies Holdings, Inc.	5,947,000	30,569,917
	ABA Chemicals Corp., Class A	55,100	56,251
	Accelink Technologies Co. Ltd., Class A	70,235	620,615
*	ADAMA Ltd., Class A	264,600	238,993
*	Addsino Co. Ltd., Class A	335,800	395,159
	Advanced Fiber Resources Zhuhai Ltd., Class A	8,200	120,534
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	4,480	176,007
	Advanced Technology & Materials Co. Ltd., Class A	528,400	1,578,265
*	AECC Aero Science & Technology Co. Ltd., Class A	170,400	642,780
	AECC Aero-Engine Control Co. Ltd., Class A	366,687	967,551
	AECC Aviation Power Co. Ltd., Class A	103,572	569,038
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	408,711	1,095,396
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	289,500	813,981
*	Agile Group Holdings Ltd.	11,990,465	646,313
*	Agora, Inc., ADR	135,553	481,213
	Agricultural Bank of China Ltd., Class H	65,020,460	49,602,615
	Aier Eye Hospital Group Co. Ltd., Class A	1,153,434	1,984,933
*	AIM Vaccine Co. Ltd., Class H	119,800	60,310
*Ω	AInnovation Technology Group Co. Ltd., Class H	663,600	572,294
#*	Air China Ltd., Class H	6,994,000	5,139,474
	Aisino Corp., Class A	481,400	562,558

		Shares	Value»
CHINA — (Continued)
	Ajisen China Holdings Ltd.	4,211,000	$530,666
#Ω	AK Medical Holdings Ltd.	2,614,000	1,976,887
*Ω	Akeso, Inc.	198,000	2,883,056
	Alibaba Group Holding Ltd. (9988 HK)	23,663,867	503,537,163
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	697,227	118,828,398
*	Alibaba Health Information Technology Ltd.	1,732,000	1,291,875
#Ω	A-Living Smart City Services Co. Ltd., Class H	4,256,250	1,354,104
	All Winner Technology Co. Ltd., Class A	40,830	262,880
	Allmed Medical Products Co. Ltd., Class A	350,800	537,131
*	Alpha Group, Class A	173,700	211,947
*Ω	Alphamab Oncology	72,000	106,569
#	Aluminum Corp. of China Ltd., Class H	22,100,000	28,100,550
*	Amlogic Shanghai Co. Ltd., Class A	36,622	442,642
	Amoy Diagnostics Co. Ltd., Class A	199,606	640,744
	Amrita Global Development Ltd.	1,972,000	152,267
	An Hui Wenergy Co. Ltd., Class A	414,139	476,695
	Andon Health Co. Ltd., Class A	96,200	547,942
	ANE Cayman, Inc.	1,839,500	2,716,191
#*	Angang Steel Co. Ltd., Class H	11,033,908	2,880,882
	Angel Yeast Co. Ltd., Class A	190,400	1,039,117
#Ω	Angelalign Technology, Inc.	64,600	530,257
	Anhui Anfu Battery Technology Co. Ltd., Class A	106,562	603,619
	Anhui Anke Biotechnology Group Co. Ltd., Class A	401,600	614,726
#	Anhui Conch Cement Co. Ltd., Class H	3,256,500	9,709,134

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Construction Engineering Group Co. Ltd., Class A	729,216	$485,839
#	Anhui Expressway Co. Ltd., Class H	2,510,000	3,985,038
*	Anhui Golden Seed Winery Co. Ltd., Class A	153,700	224,489
	Anhui Guangxin Agrochemical Co. Ltd., Class A	517,572	852,786
	Anhui Gujing Distillery Co. Ltd., Class A	75,502	1,709,298
*	Anhui Guofeng New Materials Co. Ltd., Class A	90,900	81,350
	Anhui Heli Co. Ltd., Class A	408,400	1,196,160
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,008,957	1,015,251
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	317,195	807,323
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	548,700	444,701
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	89,100	639,475
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	1,286,280	1,159,442
	Anhui Jinhe Industrial Co. Ltd., Class A	324,082	914,823
	Anhui Kouzi Distillery Co. Ltd., Class A	180,428	822,045
*	Anhui Tatfook Technology Co. Ltd., Class A	465,600	759,036
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	495,948	594,891
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	606,400	1,136,425

		Shares	Value»
CHINA — (Continued)
	Anhui XDLK Microsystem Corp. Ltd., Class A	18,126	$164,035
	Anhui Xinbo Aluminum Co. Ltd., Class A	106,540	254,897
	Anhui Xinhua Media Co. Ltd., Class A	838,600	789,705
	Anhui Yingjia Distillery Co. Ltd., Class A	151,821	904,366
	Anhui Yingliu Electromechanical Co. Ltd., Class A	175,720	985,029
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	911,000	2,935,846
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	64,897	1,796,143
	Anjoy Foods Group Co. Ltd., Class A	88,034	914,317
	Anker Innovations Technology Co. Ltd., Class A	91,130	1,498,739
	ANTA Sports Products Ltd.	5,154,400	53,802,289
	Anton Oilfield Services Group	21,156,000	2,861,262
*	Anyang Iron & Steel, Inc., Class A	424,900	151,233
	Aoshikang Technology Co. Ltd., Class A	176,500	959,124
	Aotecar New Energy Technology Group Co. Ltd., Class A	1,694,100	757,779
*	Aowei Holdings Ltd.	187,000	5,991
	Apeloa Pharmaceutical Co. Ltd., Class A	412,000	900,065
*	ApicHope Pharmaceutical Group Co. Ltd.	146,890	1,155,420
	Appotronics Corp. Ltd., Class A	180,873	458,372
	APT Medical, Inc., Class A	24,684	958,104
	APT Satellite Holdings Ltd.	2,410,000	658,160
*Ω	Archosaur Games, Inc.	38,000	9,888
	Arcsoft Corp. Ltd., Class A	14,806	111,430

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Arctech Solar Holding Co. Ltd., Class A	136,268	$820,603
*Ω	Arrail Group Ltd.	279,000	67,791
#*Ω	Ascletis Pharma, Inc.	929,000	1,153,280
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	246,500	1,446,773
*	Asia Cement China Holdings Corp.	3,848,000	1,262,392
#Ω	AsiaInfo Technologies Ltd.	1,446,800	1,680,695
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	429,000	622,498
*	ASR Microelectronics Co. Ltd., Class A	7,025	92,250
	Asymchem Laboratories Tianjin Co. Ltd., Class A	42,960	592,292
	Aurisco Pharmaceutical Co. Ltd., Class A	107,900	352,517
	Autel Intelligent Technology Corp. Ltd., Class A	131,948	714,843
	Autobio Diagnostics Co. Ltd., Class A	70,755	382,375
	Autohome, Inc., ADR	24,838	625,918
	Avary Holding Shenzhen Co. Ltd., Class A	478,631	3,528,063
	AviChina Industry & Technology Co. Ltd., Class H	18,890,212	9,622,574
	Avicopter PLC, Class A	143,400	726,590
	Bafang Electric Suzhou Co. Ltd., Class A	103,527	407,146
*	BAIC BluePark New Energy Technology Co. Ltd., Class A	44,500	52,237
*Ω	BAIC Motor Corp. Ltd., Class H	17,726,500	4,583,716
*	Baidu, Inc. (9888 HK), Class A	2,685,950	40,655,151
#*	Baidu, Inc. (BIDU US), Sponsored ADR	317,226	38,343,107
	Baimtec Material Co. Ltd., Class A	35,407	266,819

		Shares	Value»
CHINA — (Continued)
Ω	BAIOO Family Interactive Ltd.	8,732,000	$584,677
*Ω	Bairong, Inc.	760,500	962,930
	Baiyin Nonferrous Group Co. Ltd., Class A	1,710,100	1,272,158
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,596,802
	Bank of Changsha Co. Ltd., Class A	1,177,447	1,584,551
	Bank of Chengdu Co. Ltd., Class A	1,314,600	3,107,240
	Bank of China Ltd., Class H	175,981,702	99,648,463
	Bank of Chongqing Co. Ltd., Class H	4,748,500	4,900,550
	Bank of Communications Co. Ltd., Class H	18,192,618	16,160,504
*	Bank of Gansu Co. Ltd., Class H	858,000	27,405
	Bank of Guiyang Co. Ltd., Class A	1,027,200	878,166
	Bank of Hangzhou Co. Ltd., Class A	1,007,359	2,223,253
	Bank of Jiangsu Co. Ltd., Class A	4,424,360	6,709,280
	Bank of Nanjing Co. Ltd., Class A	2,535,196	4,032,469
	Bank of Ningbo Co. Ltd., Class A	1,555,049	6,198,317
Ω	Bank of Qingdao Co. Ltd., Class H	1,536,500	849,468
	Bank of Shanghai Co. Ltd., Class A	2,128,012	2,840,262
	Bank of Suzhou Co. Ltd., Class A	1,134,859	1,319,328
	Bank of Tianjin Co. Ltd., Class H	258,500	84,506
	Bank of Xi’an Co. Ltd., Class A	1,355,569	741,073
Ω	Bank of Zhengzhou Co. Ltd., Class H	154,000	25,375
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	344,807	410,621
	Baoji Titanium Industry Co. Ltd., Class A	105,000	473,076
	Baoshan Iron & Steel Co. Ltd., Class A	4,977,937	5,159,362

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	939,200	$700,931
*	Baotailong New Materials Co. Ltd., Class A	582,200	311,293
	Baowu Magnesium Technology Co. Ltd., Class A	580,463	1,168,169
	Baoxiniao Holding Co. Ltd., Class A	1,033,152	570,655
	Baoye Group Co. Ltd., Class H	1,540,440	824,361
*	Baozun, Inc. (9991 HK), Class A	21,000	23,417
*	Baozun, Inc. (BZUN US), Sponsored ADR	314,949	1,033,033
*	BaTeLab Co. Ltd., Class H	22,600	155,191
#	BBMG Corp., Class H	17,541,404	1,850,458
	BBMG Jidong Cement Group Co. Ltd., Class A	1,515,707	1,026,856
#*	Be Friends Holding Ltd.	2,038,000	298,995
	Bear Electric Appliance Co. Ltd., Class A	83,396	565,147
	Beauty Farm Medical & Health Industry, Inc.	49,500	196,229
	Befar Group Co. Ltd., Class A	1,117,900	678,975
	Beibuwan Port Co. Ltd., Class A	810,445	998,036
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	25,500	69,840
	Beijing Balance Medical Technology Co. Ltd., Class A	14,219	228,878
*	Beijing BDStar Navigation Co. Ltd., Class A	41,700	176,552
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	78,862	330,368

		Shares	Value»
CHINA — (Continued)
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd., Class A	155,900	$126,323
*	Beijing Capital Development Co. Ltd., Class A	1,438,000	1,242,035
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,216,630	1,890,941
#*	Beijing Capital International Airport Co. Ltd., Class H	13,942,000	5,004,119
	Beijing Changjiu Logistics Corp., Class A	282,200	326,867
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	418,000	1,020,025
*	Beijing Compass Technology Development Co. Ltd., Class A	13,882	282,157
	Beijing Dabeinong Technology Group Co. Ltd., Class A	639,200	369,972
	Beijing Dahao Technology Corp. Ltd., Class A	184,980	497,710
	Beijing Easpring Material Technology Co. Ltd., Class A	151,000	1,465,129
*	Beijing eGOVA Co. Ltd., Class A	129,900	298,676
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	26,000	74,544
	Beijing Energy International Holding Co. Ltd.	2,342,000	370,550
	Beijing Enterprises Holdings Ltd.	3,781,028	16,590,684
#	Beijing Enterprises Water Group Ltd.	29,236,469	9,396,892
	Beijing Fengjing Automotive Parts Co. Ltd.	1,118,700	601,136

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Gehua CATV Network Co. Ltd., Class A	1,093,000	$1,236,045
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	960,228	1,018,400
*	Beijing Haixin Energy Technology Co. Ltd., Class A	1,306,256	750,847
	Beijing Haohua Energy Resource Co. Ltd., Class A	1,196,720	1,298,576
*	Beijing Health Holdings Ltd.	13,284,000	129,812
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	18,987	534,044
	Beijing Jetsen Technology Co. Ltd., Class A	1,474,891	1,374,228
	Beijing Jingneng Clean Energy Co. Ltd., Class H	7,352,000	2,345,886
	Beijing Jingyeda Technology Co. Ltd., Class A	66,390	202,152
*	Beijing Jingyuntong Technology Co. Ltd., Class A	1,246,970	718,628
	Beijing Kingsoft Office Software, Inc., Class A	6,724	339,345
*	Beijing Leike Defense Technology Co. Ltd., Class A	613,000	474,801
	Beijing New Building Materials PLC, Class A	385,379	1,287,729
*	Beijing North Star Co. Ltd., Class H	4,896,000	547,768
	Beijing Oriental Jicheng Co. Ltd., Class A	83,200	348,028
	Beijing Originwater Technology Co. Ltd., Class A	716,573	439,299
*	Beijing Philisense Technology Co. Ltd., Class A	709,200	559,383

		Shares	Value»
CHINA — (Continued)
	Beijing Roborock Technology Co. Ltd., Class A	43,978	$1,009,850
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	167,814	392,118
	Beijing Sanyuan Foods Co. Ltd., Class A	977,900	665,628
*	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	22,886	40,037
	Beijing Shiji Information Technology Co. Ltd., Class A	165,909	230,301
	Beijing Shougang Co. Ltd., Class A	1,391,400	821,746
	Beijing Shunxin Agriculture Co. Ltd., Class A	363,200	800,138
	Beijing Sifang Automation Co. Ltd., Class A	137,800	545,383
	Beijing Sinnet Technology Co. Ltd., Class A	563,510	1,080,167
*	Beijing Sinohytec Co. Ltd., Class H	59,740	226,057
	Beijing SL Pharmaceutical Co. Ltd., Class A	576,065	610,979
*	Beijing Sojo Electric Co. Ltd., Class A	131,300	141,882
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	984,245	553,444
	Beijing Strong Biotechnologies, Inc., Class A	358,705	688,911
*	Beijing SuperMap Software Co. Ltd., Class A	150,100	366,150
	Beijing Teamsun Technology Co. Ltd., Class A	489,880	1,316,817
*	Beijing Thunisoft Corp. Ltd., Class A	495,900	558,425

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Tiantan Biological Products Corp. Ltd., Class A	278,844	$722,163
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,825,000	2,025,730
	Beijing Tong Ren Tang Co. Ltd., Class A	161,472	769,053
	Beijing Tricolor Technology Co. Ltd., Class A	92,100	2,230,711
#*	Beijing UBOX Online Technology Corp., Class H	71,000	26,792
	Beijing Ultrapower Software Co. Ltd., Class A	652,700	1,115,968
	Beijing United Information Technology Co. Ltd., Class A	334,774	1,337,168
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,744,000	322,803
	Beijing Wandong Medical Technology Co. Ltd., Class A	113,000	252,196
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	20,598	163,382
*	Beijing Watertek Information Technology Co. Ltd., Class A	862,743	744,588
	Beijing Yanjing Brewery Co. Ltd., Class A	768,500	1,270,090
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	90,507	641,318
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	451,405	882,920
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,539,352	4,768,593

		Shares	Value»
CHINA — (Continued)
*	Beiqi Foton Motor Co. Ltd., Class A	3,112,600	$1,313,127
*	Beken Corp., Class A	12,400	66,840
*	Bengang Steel Plates Co. Ltd., Class A	657,918	330,157
*	BeOne Medicines Ltd., Class H	243,900	5,863,917
*	BeOne Medicines Ltd. (BGNE US), ADR	9,891	3,070,958
	Best Pacific International Holdings Ltd.	1,492,000	629,022
	Bestore Co. Ltd., Class A	227,252	395,916
*	Bestway Marine & Energy Technology Co. Ltd., Class A	839,200	796,330
	Bethel Automotive Safety Systems Co. Ltd., Class A	155,600	1,098,424
	Betta Pharmaceuticals Co. Ltd., Class A	58,656	468,907
*	Better Life Commercial Chain Share Co. Ltd., Class A	634,700	468,399
	Beyondsoft Corp., Class A	261,600	501,623
*	BGI Genomics Co. Ltd., Class A	91,500	632,034
	Bichamp Cutting Technology Hunan Co. Ltd., Class A	21,700	61,100
	Biem.L.Fdlkk Garment Co. Ltd., Class A	424,400	953,564
*	Bilibili, Inc., Class Z	335,980	10,147,598
	Binhai Investment Co. Ltd.	1,401,053	197,653
#	Binjiang Service Group Co. Ltd.	414,500	1,313,938
*	Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H	35,000	126,491
*	Biwin Storage Technology Co. Ltd., Class A	22,622	416,426
	Black Peony Group Co. Ltd., Class A	586,282	704,915
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	36,370	275,891

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#Ω	Blue Moon Group Holdings Ltd.	2,196,000	$839,595
*	Blue Sail Medical Co. Ltd., Class A	562,828	434,959
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	364,720	376,725
	Bluestar Adisseo Co., Class A	341,100	451,073
Ω	BOC Aviation Ltd.	1,428,500	12,521,788
	BOC International China Co. Ltd., Class A	334,200	660,799
*	BOE HC SemiTek Corp.	611,800	684,978
	BOE Technology Group Co. Ltd., Class A	9,193,679	5,247,941
#	BOE Varitronix Ltd.	2,312,000	1,481,130
*	Bohai Leasing Co. Ltd., Class A	1,919,585	964,384
*	Bomin Electronics Co. Ltd., Class A	355,000	592,136
	Bosideng International Holdings Ltd.	25,328,157	15,498,646
	BOTH Engineering Technology Co. Ltd., Class A	273,000	478,316
#	Boyaa Interactive International Ltd.	1,079,000	740,473
	Bright Dairy & Food Co. Ltd., Class A	888,369	1,044,010
*	Brii Biosciences Ltd.	186,500	43,676
#	Brilliance China Automotive Holdings Ltd.	20,104,000	9,891,855
	Bros Eastern Co. Ltd., Class A	750,400	563,540
*	B-Soft Co. Ltd., Class A	636,815	425,369
	BTG Hotels Group Co. Ltd., Class A	517,771	1,057,590
*	Burning Rock Biotech Ltd., ADR	1,360	17,558
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	583,055	865,690
	BYD Co. Ltd., Class H	6,044,400	78,093,549
#	BYD Electronic International Co. Ltd.	5,858,222	27,502,155

		Shares	Value»
CHINA — (Continued)
	By-health Co. Ltd., Class A	348,629	$614,916
*	C C Land Holdings Ltd.	13,761,530	2,107,129
	C&D International Investment Group Ltd.	4,422,325	9,083,245
	C&D Property Management Group Co. Ltd.	1,786,000	666,138
	C&S Paper Co. Ltd., Class A	624,190	699,088
	Caitong Securities Co. Ltd., Class A	777,690	940,299
*Ω	CALB Group Co. Ltd., Class H	242,100	1,043,550
	Camel Group Co. Ltd., Class A	968,500	1,388,938
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	981,068	643,080
	Canmax Technologies Co. Ltd., Class A	285,780	1,221,070
	Canny Elevator Co. Ltd., Class A	538,800	555,919
*Ω	CanSino Biologics, Inc., Class H	47,800	284,202
*	Capital Environment Holdings Ltd.	15,292,000	167,155
	Carpenter Tan Holdings Ltd.	13,000	13,037
	Castech, Inc., Class A	179,157	1,166,802
	Cathay Biotech, Inc., Class A	46,659	333,285
Ω	Cathay Group Holdings, Inc.	800,000	141,676
	CCCC Design & Consulting Group Co. Ltd., Class A	624,800	673,377
	CCS Supply Chain Management Co. Ltd., Class A	615,600	412,980
*††	CECEP COSTIN New Materials Group Ltd.	2,583,000	0
	CECEP Solar Energy Co. Ltd., Class A	1,393,500	912,804
	CECEP Wind-Power Corp., Class A	2,027,790	880,887
	Center International Group Co. Ltd., Class A	235,500	496,257

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Central China Land Media Co. Ltd., Class A	647,403	$1,100,401
*††	Central China Management Co. Ltd.	6,510,074	16,756
	Central China New Life Ltd.	2,033,000	240,123
#	Central China Securities Co. Ltd., Class H	6,542,000	2,170,005
*	CETC Chips Technology, Inc., Class A	132,200	248,429
	CETC Cyberspace Security Technology Co. Ltd., Class A	104,700	269,130
	CETC Digital Technology Co. Ltd., Class A	138,905	531,559
	CETC Potevio Science&Technology Co. Ltd., Class A	52,300	184,635
#	CGN Mining Co. Ltd.	4,495,000	2,262,370
	CGN New Energy Holdings Co. Ltd.	13,598,000	4,812,422
*	CGN Nuclear Technology Development Co. Ltd., Class A	518,900	590,103
Ω	CGN Power Co. Ltd., Class H	24,536,000	9,720,955
	Changbai Mountain Tourism Co. Ltd., Class A	396,900	2,928,945
	Changchun Faway Automobile Components Co. Ltd., Class A	516,810	684,324
	Changchun High-Tech Industry Group Co. Ltd., Class A	54,518	860,581
	Changchun UP Optotech Co. Ltd., Class A	63,500	474,462
	Changhong Meiling Co. Ltd., Class A	751,700	734,583
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	715,725	428,518

		Shares	Value»
CHINA — (Continued)
	Changjiang Publishing & Media Co. Ltd., Class A	1,061,200	$1,306,358
	Changjiang Securities Co. Ltd., Class A	1,004,899	1,246,201
	Changshu Fengfan Power Equipment Co. Ltd., Class A	526,650	355,337
*	ChangYuan Technology Group Ltd., Class A	433,400	206,786
	Changzheng Engineering Technology Co. Ltd., Class A	303,900	810,749
	Changzhou Qianhong Biopharma Co. Ltd., Class A	651,000	851,332
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	53,720	979,669
*	Chanjet Information Technology Co. Ltd., Class H	50,100	57,708
	Chaoju Eye Care Holdings Ltd.	1,013,000	331,162
	Chaowei Power Holdings Ltd.	4,282,000	799,579
	Chaozhou Three-Circle Group Co. Ltd., Class A	150,173	1,048,144
Ω	Cheerwin Group Ltd.	1,274,500	370,162
*	Chen Lin Education Group Holdings Ltd.	638,000	131,594
	Cheng De Lolo Co. Ltd., Class A	708,900	919,698
*	Chengdu ALD Aviation Manufacturing Corp., Class A	49,720	182,961
	Chengdu B-Ray Media Co. Ltd., Class A	646,600	456,623
	Chengdu CORPRO Technology Co. Ltd., Class A	25,100	81,230
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	249,430	398,124

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chengdu Galaxy Magnets Co. Ltd., Class A	60,900	$295,352
	Chengdu Guibao Science & Technology Co. Ltd., Class A	187,200	589,633
	Chengdu Haoneng Technology Co. Ltd., Class A	158,191	302,411
	Chengdu Hi-tech Development Co. Ltd., Class A	59,400	417,965
	Chengdu Hongqi Chain Co. Ltd., Class A	1,038,600	803,246
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	293,841	1,398,017
	Chengdu Kanghua Biological Products Co. Ltd., Class A	84,825	919,554
	Chengdu Leejun Industrial Co. Ltd., Class A	511,700	804,328
	Chengdu Spaceon Electronics Co. Ltd., Class A	70,548	174,296
	Chengdu Wintrue Holding Co. Ltd., Class A	602,800	884,531
	Chengdu Xingrong Environment Co. Ltd., Class A	686,192	681,078
	Chengtun Mining Group Co. Ltd., Class A	520,300	816,600
	Chenguang Biotech Group Co. Ltd., Class A	240,446	451,920
*	Chengxin Lithium Group Co. Ltd., Class A	255,000	913,935
	Chengzhi Co. Ltd., Class A	609,800	656,462
#	Chervon Holdings Ltd.	185,500	481,335
	Chifeng Jilong Gold Mining Co. Ltd., Class A	540,200	2,252,492

		Shares	Value»
CHINA — (Continued)
*††	Chiho Environmental Group Ltd.	602,000	$12,396
*	China Aerospace International Holdings Ltd.	12,950,600	948,647
*	China Agriculture Development Seed Group Co. Ltd., Class A	358,400	323,716
	China Aircraft Leasing Group Holdings Ltd.	1,968,477	1,128,716
*	China Anchu Energy Storage Group Ltd.	1,174,000	71,751
	China Animal Husbandry Industry Co. Ltd., Class A	599,701	647,848
	China Automotive Engineering Research Institute Co. Ltd., Class A	415,200	1,022,398
	China Baoan Group Co. Ltd., Class A	719,012	1,158,106
	China Bester Group Telecom Co. Ltd., Class A	40,690	134,373
	China BlueChemical Ltd., Class H	13,925,122	4,303,080
*Ω	China Bohai Bank Co. Ltd., Class H	8,660,500	1,136,205
*	China Boton Group Co. Ltd.	172,000	40,244
	China CAMC Engineering Co. Ltd., Class A	670,993	803,004
	China Chengtong Development Group Ltd.	546,000	8,656
#	China Chunlai Education Group Co. Ltd.	735,000	412,282
#	China Cinda Asset Management Co. Ltd., Class H	74,505,000	12,076,856
	China CITIC Bank Corp. Ltd., Class H	28,167,607	26,874,878
#	China Coal Energy Co. Ltd., Class H	11,418,168	16,084,131
	China Coal Xinji Energy Co. Ltd., Class A	1,144,300	1,164,658

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	$0
	China Communications Services Corp. Ltd., Class H	18,417,327	11,037,749
*	China Conch Environment Protection Holdings Ltd.	10,016,000	745,371
	China Conch Venture Holdings Ltd.	10,350,500	12,941,605
	China Construction Bank Corp., Class H	186,235,302	184,380,558
	China CSSC Holdings Ltd., Class A	181,178	915,183
	China CYTS Tours Holding Co. Ltd., Class A	514,300	701,243
	China Datang Corp. Renewable Power Co. Ltd., Class H	14,456,000	4,427,061
	China Design Group Co. Ltd., Class A	677,445	743,846
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	13,818,000	3,037,109
	China Dongxiang Group Co. Ltd.	16,851,888	1,085,447
#Ω	China East Education Holdings Ltd.	4,307,500	3,621,504
#*	China Eastern Airlines Corp. Ltd., Class H	7,290,000	3,744,075
#	China Education Group Holdings Ltd.	8,342,012	3,200,943
	China Electronics Huada Technology Co. Ltd.	5,610,000	1,067,112
*	China Electronics Optics Valley Union Holding Co. Ltd.	6,460,000	200,833
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	13,748,000	2,050,906

		Shares	Value»
CHINA — (Continued)
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	7,215,075	$2,444,373
*	China Enterprise Co. Ltd., Class A	1,069,001	432,716
	China Everbright Bank Co. Ltd., Class H	7,280,000	2,986,599
#	China Everbright Environment Group Ltd.	17,391,777	10,760,979
Ω	China Everbright Greentech Ltd.	1,282,000	154,919
	China Everbright Ltd.	6,680,896	8,675,119
*	China Express Airlines Co. Ltd., Class A	627,600	941,781
Ω	China Feihe Ltd.	30,579,000	16,320,360
	China Film Group Co. Ltd., Class A	386,900	791,874
*	China First Heavy Industries Co. Ltd., Class A	1,603,900	725,958
	China Foods Ltd.	8,514,000	4,544,765
	China Galaxy Securities Co. Ltd., Class H	13,405,000	19,284,472
#	China Gas Holdings Ltd.	20,147,348	20,722,466
#*	China Glass Holdings Ltd.	3,692,000	219,241
#	China Gold International Resources Corp. Ltd. (2099 HK)	1,621,900	27,301,347
	China Great Wall Securities Co. Ltd., Class A	583,600	907,384
*	China Greatwall Technology Group Co. Ltd., Class A	198,200	471,627
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	665,905	815,127
	China Hainan Rubber Industry Group Co. Ltd., Class A	397,500	315,456
	China Haisum Engineering Co. Ltd., Class A	218,000	322,785
	China Hanking Holdings Ltd.	4,987,000	2,789,122

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Harmony Auto Holding Ltd.	5,879,000	$946,848
	China Harzone Industry Corp. Ltd., Class A	187,900	219,984
*	China High Speed Railway Technology Co. Ltd., Class A	1,255,792	508,048
#*	China High Speed Transmission Equipment Group Co. Ltd.	3,938,000	901,950
#	China Hongqiao Group Ltd.	15,098,000	57,323,987
#††	China Huiyuan Juice Group Ltd.	2,951,846	133,185
Ω	China International Capital Corp. Ltd., Class H	4,155,600	11,305,505
#	China International Marine Containers Group Co. Ltd., Class H	5,619,740	5,136,686
	China Isotope & Radiation Corp., Class H	314,600	776,462
#	China Jinmao Holdings Group Ltd.	40,555,459	7,008,552
	China Jushi Co. Ltd., Class A	858,407	1,977,621
	China Kepei Education Group Ltd.	3,464,000	647,375
	China Kings Resources Group Co. Ltd., Class A	189,770	490,270
	China Leadshine Technology Co. Ltd., Class A	119,900	745,190
	China Lesso Group Holdings Ltd.	9,480,000	5,424,876
	China Life Insurance Co. Ltd., Class H	5,744,000	18,113,650
#	China Lilang Ltd.	3,609,000	1,564,189
*Ω	China Literature Ltd.	1,809,000	9,745,436
*	China Longevity Group Co. Ltd.	893,399	1,150
	China Longyuan Power Group Corp. Ltd., Class H	7,481,000	6,928,202

		Shares	Value»
CHINA — (Continued)
*	China Maple Leaf Educational Systems Ltd.	12,386,000	$613,336
#	China Medical System Holdings Ltd.	9,950,800	17,161,245
	China Meheco Group Co. Ltd., Class A	528,901	838,027
#	China Meidong Auto Holdings Ltd.	5,014,000	1,140,589
	China Mengniu Dairy Co. Ltd.	16,421,000	29,882,131
	China Merchants Bank Co. Ltd., Class H	15,816,646	99,147,157
	China Merchants Energy Shipping Co. Ltd., Class A	2,507,196	3,256,641
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	249,300	359,616
*	China Merchants Land Ltd.	12,962,000	475,198
	China Merchants Port Holdings Co. Ltd.	9,293,122	17,998,523
	China Merchants Property Operation & Service Co. Ltd., Class A	821,900	1,324,251
Ω	China Merchants Securities Co. Ltd., Class H	1,170,860	2,350,784
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	715,204	949,903
#*††	China Metal Recycling Holdings Ltd.	1,955,133	0
#	China Minsheng Banking Corp. Ltd., Class H	15,286,460	7,831,470
#	China Modern Dairy Holdings Ltd.	23,804,000	3,709,148
	China National Accord Medicines Corp. Ltd., Class A	234,829	839,127
	China National Building Material Co. Ltd., Class H	17,948,616	12,719,425

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China National Chemical Engineering Co. Ltd., Class A	1,312,300	$1,426,106
	China National Electric Apparatus Research Institute Co. Ltd., Class A	109,955	497,800
	China National Gold Group Gold Jewellery Co. Ltd., Class A	679,583	788,690
	China National Medicines Corp. Ltd., Class A	246,682	1,033,163
	China National Nuclear Power Co. Ltd., Class A	4,248,021	5,362,229
*	China National Software & Service Co. Ltd., Class A	18,000	132,312
*Ω	China New Higher Education Group Ltd.	9,898,457	1,566,852
	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	899,800	844,029
#	China Nonferrous Mining Corp. Ltd.	12,502,000	23,059,246
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	289,518	2,067,551
*	China Nuclear Energy Technology Corp. Ltd.	1,000,000	77,114
*	China Oil & Gas Group Ltd.	33,760,000	757,248
	China Oilfield Services Ltd., Class H	12,854,000	12,548,735
	China Oriental Group Co. Ltd.	8,182,000	1,380,808
#	China Overseas Grand Oceans Group Ltd.	12,785,450	3,572,254
	China Overseas Land & Investment Ltd.	10,547,533	17,700,805
	China Overseas Property Holdings Ltd.	9,261,344	5,780,706

		Shares	Value»
CHINA — (Continued)
	China Pacific Insurance Group Co. Ltd., Class H	9,297,465	$37,692,396
	China Petroleum & Chemical Corp., Class H	76,532,400	40,707,903
	China Petroleum Engineering Corp., Class A	621,600	311,254
#	China Power International Development Ltd.	22,822,600	9,838,778
*††	China Properties Investment Holdings Ltd.	397,000	0
	China Publishing & Media Co. Ltd., Class A	1,384,593	1,333,408
	China Qinfa Group Ltd.	1,232,000	462,609
	China Railway Group Ltd., Class H	11,382,000	5,773,842
	China Railway Hi-tech Industry Co. Ltd., Class A	780,700	922,658
	China Railway Materials Co. Ltd., Class A	1,513,500	570,017
Ω	China Railway Signal & Communication Corp. Ltd., Class H	7,179,000	3,149,940
	China Railway Tielong Container Logistics Co. Ltd., Class A	1,063,200	965,645
*	China Rare Earth Holdings Ltd.	9,802,399	883,037
*	China Rare Earth Resources & Technology Co. Ltd., Class A	23,500	174,120
	China Reinsurance Group Corp., Class H	33,539,000	6,811,310
*Ω	China Renaissance Holdings Ltd.	360,100	268,578
	China Resource & Environment Co. Ltd., Class A	1,036,600	626,680
	China Resources Beer Holdings Co. Ltd.	8,577,661	29,340,131

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	214,800	$762,571
	China Resources Building Materials Technology Holdings Ltd.	17,968,946	3,907,814
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	379,554	1,027,302
	China Resources Gas Group Ltd.	6,707,700	18,444,977
	China Resources Land Ltd.	14,481,610	52,321,143
#	China Resources Medical Holdings Co. Ltd.	7,900,000	3,432,551
	China Resources Microelectronics Ltd., Class A	48,115	343,252
Ω	China Resources Mixc Lifestyle Services Ltd.	2,217,800	11,603,792
#Ω	China Resources Pharmaceutical Group Ltd.	13,015,500	8,340,915
	China Resources Power Holdings Co. Ltd.	6,312,820	15,095,841
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	418,418	1,696,155
#	China Risun Group Ltd.	9,003,000	2,709,878
*	China Ruifeng Renewable Energy Holdings Ltd.	652,400	60,425
*	China Ruyi Holdings Ltd.	24,996,000	8,910,006
#*	China Sanjiang Fine Chemicals Co. Ltd.	6,240,000	1,972,846
	China Science Publishing & Media Ltd., Class A	73,700	202,235
*	China Shanshui Cement Group Ltd.	80,000	8,201
*Ω	China Shengmu Organic Milk Ltd.	6,968,000	310,355

		Shares	Value»
CHINA — (Continued)
#	China Shenhua Energy Co. Ltd., Class H	11,838,000	$61,642,623
#	China Shineway Pharmaceutical Group Ltd.	2,524,000	2,726,357
*	China Silver Group Ltd.	1,270,000	102,642
	China South Publishing & Media Group Co. Ltd., Class A	556,834	947,191
#*	China Southern Airlines Co. Ltd., Class H	8,720,000	5,258,445
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	804,519	557,325
	China Southern Power Grid Technology Co. Ltd., Class A	43,731	325,914
	China Starch Holdings Ltd.	20,505,000	503,160
	China State Construction Development Holdings Ltd.	3,954,000	601,072
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	5,999,162
	China State Construction International Holdings Ltd.	15,964,000	18,160,012
	China Sunshine Paper Holdings Co. Ltd.	5,651,500	1,220,998
#	China Suntien Green Energy Corp. Ltd., Class H	10,087,000	5,640,030
	China Taiping Insurance Holdings Co. Ltd.	13,891,130	31,597,676
	China Testing & Certification International Group Co. Ltd., Class A	417,388	383,197
	China Tianying, Inc., Class A	1,902,956	1,569,819

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Tobacco International HK Co. Ltd.	1,406,000	$6,849,043
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	230,700	1,982,475
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	62,517	668,762
Ω	China Tower Corp. Ltd., Class H	25,360,500	36,636,958
#	China Traditional Chinese Medicine Holdings Co. Ltd.	22,278,000	6,711,109
*	China TransInfo Technology Co. Ltd., Class A	398,842	623,801
#*	China Travel International Investment Hong Kong Ltd.	15,643,892	3,459,646
	China Tungsten & Hightech Materials Co. Ltd., Class A	754,160	2,483,411
*	China Union Holdings Ltd., Class A	693,600	399,414
#*	China Vanke Co. Ltd., Class H	10,881,376	6,164,741
	China Vered Financial Holding Corp. Ltd.	2,060,500	293,585
	China Wafer Level CSP Co. Ltd., Class A	83,494	344,885
#	China Water Affairs Group Ltd.	5,352,000	4,317,505
	China West Construction Group Co. Ltd., Class A	689,800	640,162
	China World Trade Center Co. Ltd., Class A	243,400	689,997
	China XD Electric Co. Ltd., Class A	1,112,600	1,247,231
	China XLX Fertiliser Ltd.	5,425,000	5,118,868
	China Yangtze Power Co. Ltd., Class A	2,583,803	10,207,845

		Shares	Value»
CHINA — (Continued)
#	China Yongda Automobiles Services Holdings Ltd.	8,983,000	$1,972,465
#*Ω	China Youran Dairy Group Ltd.	5,985,000	2,500,338
*Ω	China Yuhua Education Corp. Ltd.	16,216,000	1,165,681
	China Zhenhua Group Science & Technology Co. Ltd., Class A	105,500	747,807
	China Zheshang Bank Co. Ltd., Class H	4,538,599	1,478,512
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	262,500	341,963
#	Chinasoft International Ltd.	18,842,000	14,105,073
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	481,672	702,787
	Chongqing Brewery Co. Ltd., Class A	109,300	825,133
	Chongqing Changan Automobile Co. Ltd., Class A	1,873,998	3,264,349
	Chongqing Chuanyi Automation Co. Ltd., Class A	278,349	913,266
*	Chongqing Construction Engineering Group Corp. Ltd., Class A	126,900	56,566
	Chongqing Department Store Co. Ltd., Class A	244,221	938,481
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	621,385	863,934
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	452,930	835,524
	Chongqing Gas Group Corp. Ltd., Class A	759,500	625,789

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Machinery & Electric Co. Ltd., Class H	3,385,962	$805,487
	Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	113,800	262,121
	Chongqing Port Co. Ltd., Class A	1,174,600	895,962
*	Chongqing Qianli Technology Co. Ltd., Class A	250,800	420,423
	Chongqing Road & Bridge Co. Ltd., Class A	446,500	424,983
	Chongqing Rural Commercial Bank Co. Ltd., Class H	16,086,000	13,229,002
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	1,263,600	1,500,535
*	Chongqing Taiji Industry Group Co. Ltd., Class A	246,900	729,057
	Chongqing Zhifei Biological Products Co. Ltd., Class A	257,017	743,699
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	90,702	303,836
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	750,100	1,359,826
#	Chow Tai Fook Jewellery Group Ltd.	2,750,000	5,382,360
	Chow Tai Seng Jewellery Co. Ltd., Class A	524,089	1,019,549
#*	CIFI Holdings Group Co. Ltd.	1,650,000	47,467
	CIG Shanghai Co. Ltd., Class A	55,000	792,908
	CIMC Enric Holdings Ltd.	5,994,000	5,789,186
	Cisen Pharmaceutical Co. Ltd., Class A	335,600	1,000,200
	CITIC Heavy Industries Co. Ltd., Class A	719,800	760,298
	CITIC Ltd.	14,587,567	22,546,983
	CITIC Resources Holdings Ltd.	18,886,000	1,007,180

		Shares	Value»
CHINA — (Continued)
#	CITIC Securities Co. Ltd., Class H	4,231,650	$16,110,262
	City Development Environment Co. Ltd., Class A	506,640	1,063,834
#*	Citychamp Watch & Jewellery Group Ltd.	10,256,000	241,138
*	ClouDr Group Ltd.	449,800	69,345
#*	CMGE Technology Group Ltd.	9,948,000	505,871
#	CMOC Group Ltd., Class H	17,772,000	38,475,621
	CMST Development Co. Ltd., Class A	1,217,100	1,017,910
*	CNFinance Holdings Ltd., ADR	1,760	8,799
	CNGR Advanced Material Co. Ltd., Class A	197,499	1,278,004
*	CNNC International Ltd.	247,000	191,307
	CNOOC Energy Technology & Services Ltd., Class A	2,600,600	1,426,428
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	836,020	932,184
*	COFCO Biotechnology Co. Ltd., Class A	800,915	667,875
	COFCO Capital Holdings Co. Ltd., Class A	235,700	420,882
#*	COFCO Joycome Foods Ltd.	20,437,000	4,359,808
	COFCO Sugar Holding Co. Ltd., Class A	780,453	1,715,657
	Cofoe Medical Technology Co. Ltd., Class A	97,650	599,563
*	COL Group Co. Ltd., Class A	32,800	130,868
	Comba Telecom Systems Holdings Ltd.	11,248,000	4,244,233
#	Concord New Energy Group Ltd.	52,405,909	2,597,180
	Consun Pharmaceutical Group Ltd.	3,334,000	6,449,064

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Contec Medical Systems Co. Ltd., Class A	66,800	$154,340
	Contemporary Amperex Technology Co. Ltd., Class A	923,820	50,509,906
	Continental Aerospace Technologies Holding Ltd.	17,942,207	308,289
	COSCO SHIPPING Development Co. Ltd., Class H	25,500,300	3,803,975
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	8,722,000	12,331,477
#	COSCO SHIPPING Holdings Co. Ltd., Class H	14,681,349	25,460,851
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,626,000	2,795,929
#	COSCO SHIPPING Ports Ltd.	8,783,811	6,475,520
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	1,005,900	1,028,954
	COSCO SHIPPING Technology Co. Ltd., Class A	122,000	301,213
	Cosonic Intelligent Technologies Co. Ltd., Class A	164,400	383,437
	CQ Pharmaceutical Holding Co. Ltd., Class A	1,145,354	864,604
*	Crazy Sports Group Ltd.	16,280,600	175,764
	CRRC Corp. Ltd., Class H	10,735,000	8,145,893
	Crystal Clear Electronic Material Co. Ltd., Class A	255,766	627,276
Ω	CSC Financial Co. Ltd., Class H	1,080,500	1,832,822
	CSG Holding Co. Ltd., Class A	1,190,296	795,963
*	CSG Smart Science&Technology Co. Ltd., Class A	253,900	448,053

		Shares	Value»
CHINA — (Continued)
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	97,857	$487,183
#	CSPC Pharmaceutical Group Ltd.	58,620,400	57,740,643
	CSSC Hong Kong Shipping Co. Ltd.	11,548,000	3,088,488
	CSSC Science & Technology Co. Ltd., Class A	402,000	676,842
	CTS International Logistics Corp. Ltd., Class A	1,080,550	937,508
*	CWT International Ltd.	23,990,000	757,225
*	Cybrid Technologies, Inc., Class A	165,000	270,825
*	Daan Gene Co. Ltd., Class A	786,280	719,888
	Dajin Heavy Industry Co. Ltd., Class A	267,400	1,891,089
	Dalian Bio-Chem Co. Ltd., Class A	118,540	499,314
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	1,594,163	1,443,128
#*	Dalipal Holdings Ltd.	1,812,000	1,511,290
*	Damai Entertainment Holdings Ltd.	87,520,000	10,352,151
	Daphne International Holdings Ltd.	130,000	7,038
	Daqin Railway Co. Ltd., Class A	2,784,238	2,242,639
	Dashang Co. Ltd., Class A	293,672	726,549
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	362,856	932,394
#	Datang International Power Generation Co. Ltd., Class H	12,070,000	3,710,364
*	Datang Telecom Technology Co. Ltd., Class A	244,900	282,870
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	884,616
	Dazhong Transportation Group Co. Ltd., Class A	576,400	478,157

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	DBAPP Security Ltd., Class A	38,474	$309,781
	DBG Technology Co. Ltd., Class A	150,256	650,920
	DeHua TB New Decoration Materials Co. Ltd., Class A	542,283	962,230
	Deppon Logistics Co. Ltd., Class A	455,000	954,465
*	Dezhan Healthcare Co. Ltd., Class A	1,061,300	653,304
	DHC Software Co. Ltd., Class A	697,312	1,013,104
	Dian Diagnostics Group Co. Ltd., Class A	341,679	780,668
	Digital China Group Co. Ltd., Class A	264,025	1,598,370
#	Digital China Holdings Ltd.	4,095,000	1,580,111
*	Digital China Information Service Group Co. Ltd., Class A	361,457	964,862
*	Dingdang Health Technology Group Ltd.	142,000	20,601
	Dirui Industrial Co. Ltd., Class A	72,900	139,369
	Do-Fluoride New Materials Co. Ltd., Class A	237,951	949,978
	Dong-E-E-Jiao Co. Ltd., Class A	132,743	885,746
#	Dongfang Electric Corp. Ltd., Class H	1,788,600	4,364,168
	Dongfang Electronics Co. Ltd., Class A	347,053	580,720
	DongFeng Automobile Co. Ltd., Class A	403,200	438,505
	Dongfeng Electronic Technology Co. Ltd., Class A	243,530	428,427
#*	Dongfeng Motor Group Co. Ltd., Class H	16,158,000	19,546,690
	Dongguan Aohai Technology Co. Ltd., Class A	125,740	833,274

		Shares	Value»
CHINA — (Continued)
	Dongguan Development Holdings Co. Ltd., Class A	420,100	$696,084
	Dongguan Rural Commercial Bank Co. Ltd., Class H	50,000	21,792
	Dongguan Yutong Optical Technology Co. Ltd., Class A	154,300	668,271
	Donghua Testing Technology Co. Ltd., Class A	36,300	275,352
*	Dongjiang Environmental Co. Ltd., Class H	546,995	175,602
	Dongxing Securities Co. Ltd., Class A	581,155	1,034,961
	Dongyue Group Ltd.	13,139,000	16,904,312
	Double Medical Technology, Inc., Class A	20,500	144,038
#	DouYu International Holdings Ltd., ADR	67,516	463,833
*	DPC Dash Ltd.	88,500	1,004,342
	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,883,000	2,023,078
	Eaglerise Electric & Electronic China Co. Ltd., Class A	320,800	1,154,227
#*Ω	East Buy Holding Ltd.	1,510,000	4,254,939
	East Money Information Co. Ltd., Class A	923,330	3,312,315
	Eastcompeace Technology Co. Ltd., Class A	184,700	628,557
	Eastern Communications Co. Ltd., Class A	177,500	326,592
*	Easyhome New Retail Group Co. Ltd., Class A	2,085,200	846,972
	E-Commodities Holdings Ltd.	10,586,000	1,130,540
	Ecovacs Robotics Co. Ltd., Class A	74,692	939,150
	Edan Instruments, Inc., Class A	254,388	495,525
	Edifier Technology Co. Ltd., Class A	272,800	491,609

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Edvantage Group Holdings Ltd.	3,152,088	$568,304
#	EEKA Fashion Holdings Ltd.	2,155,500	2,175,247
*	EFORT Intelligent Robot Co. Ltd.	10,238	32,717
	EIT Environmental Development Group Co. Ltd., Class A	145,919	475,438
	Electric Connector Technology Co. Ltd., Class A	162,850	1,152,303
*††	Elion Energy Co. Ltd., Class A	1,910,265	18,798
	EmbedWay Technologies Shanghai Corp., Class A	57,300	230,584
	ENN Energy Holdings Ltd.	2,716,000	23,665,239
	ENN Natural Gas Co. Ltd., Class A	662,095	1,816,784
	Eoptolink Technology, Inc. Ltd., Class A	137,261	6,594,994
	Era Co. Ltd., Class A	762,200	456,506
	Espressif Systems Shanghai Co. Ltd., Class A	14,875	349,486
	Essex Bio-technology Ltd.	1,795,000	994,939
*	Estun Automation Co. Ltd., Class A	7,600	26,895
	Eternal Asia Supply Chain Management Ltd., Class A	715,400	511,834
	EVA Precision Industrial Holdings Ltd.	9,584,516	1,468,388
	Eve Energy Co. Ltd., Class A	220,597	2,579,949
#	Ever Sunshine Services Group Ltd.	5,654,000	1,270,441
#Ω	Everbright Securities Co. Ltd., Class H	1,197,200	1,503,360
*	EverChina International Holdings Co. Ltd.	18,107,500	328,843
*Ω	Everest Medicines Ltd.	411,500	2,595,454
	EverProX Technologies Co. Ltd., Class A	21,700	304,066

		Shares	Value»
CHINA — (Continued)
	Excellence Commercial Property & Facilities Management Group Ltd.	893,000	$118,490
	Explosive Co. Ltd., Class A	184,900	359,391
	Eyebright Medical Technology Beijing Co. Ltd., Class A	35,270	321,571
	Fangda Carbon New Material Co. Ltd., Class A	806,329	698,190
	Fangda Special Steel Technology Co. Ltd., Class A	1,055,631	878,707
	Far East Horizon Ltd.	16,837,000	15,114,469
*	Far East Smarter Energy Co. Ltd., Class A	994,800	1,090,226
*	Farasis Energy Gan Zhou Co. Ltd., Class A	256,681	643,363
	FAW Jiefang Group Co. Ltd., Class A	428,900	433,046
	FAWER Automotive Parts Co. Ltd., Class A	1,246,978	984,793
	Feilong Auto Components Co. Ltd., Class A	396,100	1,253,168
*Ω	Feiyu Technology International Co. Ltd.	205,500	18,730
	Fengzhushou Co. Ltd., Class A	14,300	70,097
	Ferrotec Anhui Technology Development Co. Ltd., Class A	49,300	270,506
	FESCO Group Co. Ltd., Class A	188,700	502,624
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	226,700	774,340
	Fibocom Wireless, Inc., Class A	141,494	542,954
*	FIH Mobile Ltd.	1,213,800	2,897,260
*	Financial Street Holdings Co. Ltd., Class A	1,428,957	606,771

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	FinVolution Group, ADR	983,717	$6,010,511
	First Capital Securities Co. Ltd., Class A	597,100	649,855
#	First Tractor Co. Ltd., Class H	2,008,000	2,020,275
#	Flat Glass Group Co. Ltd., Class H	2,305,000	3,624,197
	Focus Lightings Tech Co. Ltd., Class A	454,720	576,521
	Focus Media Information Technology Co. Ltd., Class A	2,460,600	2,678,203
	Focused Photonics Hangzhou, Inc., Class A	232,000	541,526
*	Focuslight Technologies, Inc., Class A	27,506	557,064
	Foryou Corp., Class A	187,100	833,076
	Foshan Electrical & Lighting Co. Ltd., Class A	610,100	540,272
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	549,025	2,942,460
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	386,684	474,740
	Fosun International Ltd.	11,497,120	7,293,055
*	Founder Holdings Ltd.	1,088,000	110,642
	Founder Securities Co. Ltd., Class A	730,500	845,327
	Fountain SET Holdings Ltd.	234,000	19,879
	Foxconn Industrial Internet Co. Ltd., Class A	1,833,456	18,489,662
	Friend Co. Ltd., Class A	85,700	172,702
#	Fu Shou Yuan International Group Ltd.	10,632,000	4,022,006
	Fuan Pharmaceutical Group Co. Ltd., Class A	337,800	213,315
#	Fufeng Group Ltd.	17,110,800	17,712,115
*††	Fuguiniao Co. Ltd.	782,600	0

		Shares	Value»
CHINA — (Continued)
	Fujian Apex Software Co. Ltd., Class A	66,160	$368,593
	Fujian Boss Software Development Co. Ltd., Class A	291,996	559,321
	Fujian Funeng Co. Ltd., Class A	719,783	1,023,143
	Fujian Fuxin Software Development JSC Ltd., Class A	34,467	520,482
*	Fujian Kuncai Material Technology Co. Ltd., Class A	81,100	210,368
	Fujian Longking Co. Ltd., Class A	462,211	1,095,484
	Fujian Qingshan Paper Industry Co. Ltd., Class A	889,000	447,410
*	Fujian Snowman Group Co. Ltd., Class A	304,800	473,548
	Fujian Star-net Communication Co. Ltd., Class A	200,508	754,530
	Fujian Sunner Development Co. Ltd., Class A	430,208	1,024,722
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	328,120	656,913
	Fujian Yongfu Power Engineering Co. Ltd., Class A	9,500	37,224
	Fujian Yuanli Active Carbon Co. Ltd., Class A	179,000	416,220
	Fulin Precision Co. Ltd., Class A	294,420	810,809
	Fushun Special Steel Co. Ltd., Class A	60,900	44,855
*	Future Machine Ltd.	619,000	54,034
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	2,911,600	25,928,755
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	74,000	706,246
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	1,564,039	10,328,358

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Gansu Energy Chemical Co. Ltd., Class A	3,848,240	$1,400,926
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	962,600	228,755
	Gansu Shangfeng Cement Co. Ltd., Class A	677,390	1,075,191
	Gansu Yasheng Industrial Group Co. Ltd., Class A	1,353,900	590,073
	Gaona Aero Material Co. Ltd., Class A	372,700	868,085
	Gaush Meditech Ltd.	187,100	219,124
	G-bits Network Technology Xiamen Co. Ltd., Class A	21,200	1,408,999
	GCL Energy Technology Co. Ltd., Class A	709,995	1,068,249
#*	GCL New Energy Holdings Ltd.	2,556,218	246,489
*	GCL System Integration Technology Co. Ltd., Class A	253,800	88,777
#*	GCL Technology Holdings Ltd.	96,911,320	16,941,020
	GD Power Development Co. Ltd., Class A	1,913,278	1,422,932
*	GDS Holdings Ltd. (9698 HK), Class A	4,309,200	19,199,443
#*	GDS Holdings Ltd. (GDS US), ADR	145,833	5,206,238
	Geely Automobile Holdings Ltd.	23,035,000	54,646,151
	GEM Co. Ltd., Class A	1,492,900	1,786,769
*	Gemdale Corp., Class A	921,200	506,516
#*	Gemdale Properties & Investment Corp. Ltd.	39,432,000	889,385
	GemPharmatech Co. Ltd., Class A	110,347	276,620
Ω	Genertec Universal Medical Group Co. Ltd.	6,737,000	5,366,457
*	Genimous Technology Co. Ltd., Class A	477,000	611,369

		Shares	Value»
CHINA — (Continued)
#*	Genscript Biotech Corp.	5,974,000	$12,399,888
*	Geo-Jade Petroleum Corp., Class A	1,205,300	401,995
	Geovis Technology Co. Ltd., Class A	95,574	548,050
	GEPIC Energy Development Co. Ltd., Class A	522,400	511,624
	Getein Biotech, Inc., Class A	282,378	330,416
#	GF Securities Co. Ltd., Class H	3,127,400	7,550,213
#Ω	Giant Biogene Holding Co. Ltd.	1,739,800	8,337,608
	Giantec Semiconductor Corp., Class A	18,472	430,745
	Ginlong Technologies Co. Ltd., Class A	103,959	1,174,974
	Glarun Technology Co. Ltd., Class A	91,387	366,858
#*	Global New Material International Holdings Ltd.	474,000	304,340
	GoerTek, Inc., Class A	459,244	2,117,838
	Goke Microelectronics Co. Ltd., Class A	16,700	209,595
	Goldcard Smart Group Co. Ltd., Class A	140,500	287,559
Ω	Golden Throat Holdings Group Co. Ltd.	1,188,500	525,883
	Goldenmax International Group Ltd., Class A	368,071	853,067
	Goldpac Group Ltd.	2,119,000	272,360
#	Goldwind Science & Technology Co. Ltd., Class H	5,009,984	8,503,725
*	GOME Retail Holdings Ltd.	8,015,660	19,603
	Goneo Group Co. Ltd., Class A	97,272	597,244
	Goodbaby International Holdings Ltd.	3,463,000	529,144
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	79,028	675,951

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Gosuncn Technology Group Co. Ltd., Class A	142,200	$115,949
	Gotion High-tech Co. Ltd., Class A	323,200	2,069,302
#	Grand Pharmaceutical Group Ltd.	10,364,500	11,034,270
	Grandblue Environment Co. Ltd., Class A	135,827	537,067
*	Grandjoy Holdings Group Co. Ltd., Class A	1,565,201	654,181
	Great Wall Motor Co. Ltd., Class H	9,729,250	18,817,931
*	Greatoo Intelligent Equipment, Inc., Class A	174,200	190,765
*	Greattown Holdings Ltd., Class A	607,052	467,547
	Gree Electric Appliances, Inc. of Zhuhai, Class A	686,953	3,841,219
#	Greentown China Holdings Ltd.	8,356,500	8,943,930
#Ω	Greentown Management Holdings Co. Ltd.	4,936,000	1,919,112
	Greentown Service Group Co. Ltd.	11,114,000	6,384,710
	GRG Banking Equipment Co. Ltd., Class A	431,426	779,264
	GRG Metrology & Test Group Co. Ltd., Class A	364,000	1,071,746
	Grinm Advanced Materials Co. Ltd., Class A	65,000	207,438
	Guangdong Advertising Group Co. Ltd., Class A	251,200	300,305
	Guangdong Aofei Data Technology Co. Ltd., Class A	378,043	1,077,799
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	1,090,711	729,861
	Guangdong Construction Engineering Group Co. Ltd., Class A	1,533,000	825,349

		Shares	Value»
CHINA — (Continued)
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	361,828	$508,617
*	Guangdong DFP New Material Group Co. Ltd.	789,800	540,939
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	620,502	1,658,347
	Guangdong Dongpeng Holdings Co. Ltd., Class A	745,888	744,290
	Guangdong Dowstone Technology Co. Ltd., Class A	162,232	562,277
	Guangdong Electric Power Development Co. Ltd., Class A	340,900	227,661
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	565,816	896,812
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	232,200	552,588
	Guangdong Goworld Co. Ltd., Class A	343,600	627,287
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	207,564	320,905
	Guangdong Guangzhou Daily Media Co. Ltd., Class A	95,500	141,894
	Guangdong Guanhao High-Tech Co. Ltd., Class A	581,404	265,542
	Guangdong Haid Group Co. Ltd., Class A	317,568	2,606,238
*	Guangdong HEC Technology Holding Co. Ltd., Class A	343,545	1,038,734
	Guangdong Hongda Holdings Group Co. Ltd., Class A	164,900	929,957

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	548,700	$995,076
	Guangdong Hoshion Industrial Aluminium Co. Ltd., Class A	28,400	81,237
	Guangdong Huate Gas Co. Ltd., Class A	40,695	368,030
	Guangdong Investment Ltd.	12,158,000	11,549,885
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	177,017	1,057,578
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	205,100	654,133
*	Guangdong Land Holdings Ltd.	1,870,494	64,008
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	213,700	523,146
	Guangdong Provincial Expressway Development Co. Ltd., Class A	812,311	1,325,860
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	345,100	417,750
	Guangdong Sirio Pharma Co. Ltd., Class A	188,487	635,887
	Guangdong South New Media Co. Ltd., Class A	153,310	1,041,804
	Guangdong Tapai Group Co. Ltd., Class A	469,895	559,304
*	Guangdong TCL Smart Home Appliances Co. Ltd.	551,100	843,948
*	Guangdong Topstar Technology Co. Ltd., Class A	46,762	218,121
	Guangdong Vanward New Electric Co. Ltd., Class A	564,800	917,333

		Shares	Value»
CHINA — (Continued)
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	620,900	$1,320,235
*	Guangdong Yowant Technology Group Co. Ltd., Class A	730,279	678,248
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	1,344,581	507,072
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	75,204	204,376
	Guanghui Energy Co. Ltd., Class A	2,456,214	1,819,593
*	Guanghui Logistics Co. Ltd., Class A	555,700	620,484
	Guangshen Railway Co. Ltd., Class H	10,624,700	3,118,118
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	284,600	1,285,239
	Guangxi Liugong Machinery Co. Ltd., Class A	623,063	1,019,686
	Guangxi LiuYao Group Co. Ltd., Class A	257,400	674,726
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,947,914	764,749
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	95,100	255,971
	Guangzhou Automobile Group Co. Ltd., Class H	11,645,690	4,882,987
	Guangzhou Baiyun International Airport Co. Ltd., Class A	669,826	920,575
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,358,000	3,273,736
	Guangzhou Development Group, Inc., Class A	541,900	523,301

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	109,100	$766,713
	Guangzhou Haige Communications Group, Inc. Co., Class A	468,950	771,552
	Guangzhou Haoyang Electronic Co. Ltd., Class A	69,400	422,712
	Guangzhou KDT Machinery Group Co. Ltd., Class A	312,310	719,517
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	141,200	592,437
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	374,400	774,072
	Guangzhou Port Co. Ltd., Class A	807,800	381,452
#*	Guangzhou R&F Properties Co. Ltd., Class H	1,999,200	138,804
	Guangzhou Restaurant Group Co. Ltd., Class A	310,087	741,750
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	87,224	511,791
	Guangzhou Sie Consulting Co. Ltd., Class A	203,100	717,749
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	277,560	1,555,692
	Guangzhou Wondfo Biotech Co. Ltd., Class A	249,146	772,518
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	756,337	860,554
	Guangzhou Zhiguang Electric Co. Ltd., Class A	341,500	397,698
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	372,700	491,418

		Shares	Value»
CHINA — (Continued)
	Guilin Layn Natural Ingredients Corp., Class A	402,820	$458,285
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	274,782	577,335
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	43,200	35,306
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	139,200	191,013
	Guizhou Chanhen Chemical Corp., Class A	240,300	1,153,320
	Guizhou Gas Group Corp. Ltd., Class A	854,160	846,498
	Guizhou Guihang Automotive Components Co. Ltd., Class A	175,400	357,455
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	1,483,572	1,074,097
	Guizhou Qianyuan Power Co. Ltd., Class A	125,200	311,473
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	163,200	277,274
	Guizhou Tyre Co. Ltd., Class A	1,026,336	719,808
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	1,112,897	596,958
*	Guizhou Zhenhua E-chem, Inc., Class A	237,584	495,463
*	Guizhou Zhongyida Co. Ltd., Class A	120,600	190,463
*	Guoguang Electric Co. Ltd., Class A	243,063	542,093
	Guomai Technologies, Inc., Class A	499,854	792,068
#	Guoquan Food Shanghai Co. Ltd., Class H	1,131,600	560,051
	Guosen Securities Co. Ltd., Class A	764,897	1,510,274
*	Guosheng Securities, Inc., Class A	147,476	434,661

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Guotai Haitong Securities Co. Ltd., Class H	5,092,680	$9,758,230
	Guoyuan Securities Co. Ltd., Class A	761,345	937,940
#	Gushengtang Holdings Ltd.	703,100	2,589,867
	H World Group Ltd. (1179 HK)	1,141,800	4,427,485
#	H World Group Ltd. (HTHT US), ADR	395,705	15,274,213
*Ω	Haichang Ocean Park Holdings Ltd.	9,407,000	885,336
#Ω	Haidilao International Holding Ltd.	7,042,000	11,604,586
	Haier Smart Home Co. Ltd. (600690 C1), Class A	914,762	3,449,472
	Haier Smart Home Co. Ltd. (6690 HK), Class H	9,180,599	29,854,240
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	220,124	411,153
*	Hainan Airlines Holding Co. Ltd., Class A	5,452,800	1,357,153
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	84,900	505,101
*	Hainan Haide Capital Management Co. Ltd., Class A	723,139	762,968
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	107,900	428,491
*	Hainan Haiyao Co. Ltd., Class A	345,000	297,017
	Hainan Jinpan Smart Technology Co. Ltd., Class A	88,175	848,288
*	Hainan Meilan International Airport Co. Ltd., Class H	1,777,000	2,402,379
	Hainan Mining Co. Ltd., Class A	377,100	517,394
	Hainan Strait Shipping Co. Ltd., Class A	1,108,500	2,109,200
	Haisco Pharmaceutical Group Co. Ltd., Class A	106,757	850,542

		Shares	Value»
CHINA — (Continued)
	Haitian International Holdings Ltd.	6,059,000	$16,556,437
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	7,228,000	753,263
	Hand Enterprise Solutions Co. Ltd., Class A	317,634	808,494
	Hangcha Group Co. Ltd., Class A	601,756	2,431,133
	Hangxiao Steel Structure Co. Ltd., Class A	1,802,564	686,837
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	684,399	1,022,641
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	53,000	622,905
	Hangzhou Dptech Technologies Co. Ltd., Class A	119,500	400,260
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	124,800	345,886
	Hangzhou First Applied Material Co. Ltd., Class A	401,406	885,996
	Hangzhou GreatStar Industrial Co. Ltd.	226,600	982,043
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	50,200	212,328
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	125,661	575,923
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	73,173	841,678
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	326,928	404,763
*	Hangzhou Iron & Steel Co., Class A	273,400	350,730
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	172,020	847,413

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangzhou Onechance Tech Corp., Class A	109,900	$470,597
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	336,757	1,307,913
	Hangzhou Robam Appliances Co. Ltd., Class A	327,145	899,067
	Hangzhou Shunwang Technology Co. Ltd., Class A	114,200	354,311
	Hangzhou Silan Microelectronics Co. Ltd., Class A	116,400	521,300
	Hangzhou Sunrise Technology Co. Ltd., Class A	232,600	508,097
	Hangzhou Tigermed Consulting Co. Ltd. (300347 C2), Class A	29,300	246,517
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	600,400	3,592,997
	Hangzhou Weiguang Electronic Co. Ltd., Class A	32,700	164,541
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	168,300	496,257
	Han’s Laser Technology Industry Group Co. Ltd., Class A	191,361	1,108,032
Ω	Hansoh Pharmaceutical Group Co. Ltd.	1,794,000	8,235,722
	Hanwei Electronics Group Corp., Class A	108,000	854,036
	Haohua Chemical Science & Technology Co. Ltd., Class A	146,500	652,677
	Haosen Fintech Group Ltd.	8,000	11,612
*Ω	Harbin Bank Co. Ltd., Class H	5,191,000	266,915

		Shares	Value»
CHINA — (Continued)
	Harbin Boshi Automation Co. Ltd., Class A	411,266	$933,892
	Harbin Electric Co. Ltd., Class H	4,808,587	7,906,702
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	546,173	995,653
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	1,138,900	544,340
*	Harbin Pharmaceutical Group Co. Ltd., Class A	1,717,336	884,124
	HBIS Resources Co. Ltd., Class A	445,700	1,176,081
#*Ω	HBM Holdings Ltd.	1,975,000	3,422,897
#	Health & Happiness H&H International Holdings Ltd.	1,356,500	2,110,283
	Healthcare Co. Ltd., Class A	27,490	37,100
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	229,400	2,138,130
*	Hebei Construction Group Corp. Ltd., Class H	193,500	10,621
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	303,600	721,222
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	37,520	300,652
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	268,134	1,059,522
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	146,056	228,073
	Hefei Meiya Optoelectronic Technology, Inc., Class A	266,910	762,653
	Hefei Urban Construction Development Co. Ltd., Class A	460,061	804,242

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Heilongjiang Agriculture Co. Ltd., Class A	379,800	$771,257
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	395,800	627,834
	Helens International Holdings Co. Ltd.	280,000	36,067
	Hello Group, Inc., Sponsored ADR	1,022,267	6,941,193
	Henan Liliang Diamond Co. Ltd., Class A	144,500	780,647
	Henan Lingrui Pharmaceutical Co., Class A	313,700	1,000,549
	Henan Mingtai Al Industrial Co. Ltd., Class A	423,300	896,449
	Henan Pinggao Electric Co. Ltd., Class A	485,600	1,205,478
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	774,392	2,690,490
	Henan Shijia Photons Technology Co. Ltd., Class A	36,251	348,159
	Henan Shuanghui Investment & Development Co. Ltd., Class A	565,143	2,044,981
	Henan Thinker Automatic Equipment Co. Ltd., Class A	253,100	1,064,766
*	Henan Yicheng New Energy Co. Ltd., Class A	867,700	643,481
	Henan Yuguang Gold & Lead Co. Ltd., Class A	861,100	1,483,908
*	Henan Yuneng Holdings Co. Ltd., Class A	428,399	363,101
*	Henan Zhongfu Industry Co. Ltd., Class A	1,500,100	1,434,998
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	646,789

		Shares	Value»
CHINA — (Continued)
	Hengan International Group Co. Ltd.	5,312,122	$18,604,573
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	537,630	1,599,817
	Hengdian Group Tospo Lighting Co. Ltd., Class A	173,400	331,789
	Hengli Petrochemical Co. Ltd., Class A	1,323,812	3,341,241
	Hengtong Logistics Co. Ltd., Class A	471,700	657,352
	Hengtong Optic-electric Co. Ltd., Class A	596,604	1,875,525
	Hengyi Petrochemical Co. Ltd., Class A	763,753	719,385
	Hesteel Co. Ltd., Class A	4,520,900	1,595,117
	Hexing Electrical Co. Ltd., Class A	213,410	1,013,611
	HG Technologies Co. Ltd., Class A	58,700	146,934
*	Hi Sun Technology China Ltd.	10,269,000	780,405
*	Hiconics Eco-energy Technology Co. Ltd., Class A	56,300	47,219
	Hiecise Precision Equipment Co. Ltd., Class A	41,620	229,015
	Hisense Home Appliances Group Co. Ltd., Class H	2,788,000	8,223,651
	Hisense Visual Technology Co. Ltd., Class A	280,100	975,892
	Hitevision Co. Ltd., Class A	107,300	451,132
	Hithink RoyalFlush Information Network Co. Ltd., Class A	61,216	3,122,022
	HLA Group Corp. Ltd., Class A	1,599,600	1,392,229
	HMT Xiamen New Technical Materials Co. Ltd., Class A	99,400	699,600
*	HNA Technology Co. Ltd., Class A	1,448,771	893,295
*	Homeland Interactive Technology Ltd.	452,000	82,068
	Hongfa Technology Co. Ltd., Class A	241,270	1,033,422

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Honghua Group Ltd.	9,989,000	$245,216
	Hongli Zhihui Group Co. Ltd., Class A	328,600	342,449
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	882,300	399,457
	Hongrun Construction Group Co. Ltd., Class A	1,021,400	1,756,983
	Hongta Securities Co. Ltd., Class A	349,449	430,615
*	Hongyuan Green Energy Co. Ltd., Class A	181,426	751,977
*	Hopson Development Holdings Ltd.	8,537,652	3,463,395
	Horizon Construction Development Ltd.	3,733,960	537,767
	Hoshine Silicon Industry Co. Ltd., Class A	61,800	430,863
	Hoymiles Power Electronics, Inc., Class A	62,456	940,153
#*Ω	Hua Hong Semiconductor Ltd., Class H	2,459,000	25,205,211
	Huaan Securities Co. Ltd., Class A	895,240	834,299
	Huabao Flavours & Fragrances Co. Ltd., Class A	132,700	335,565
	Huabao International Holdings Ltd.	356,000	164,990
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	270,600	211,056
	Huada Automotive Technology Corp. Ltd., Class A	86,300	529,314
	Huadian Heavy Industries Co. Ltd., Class A	626,000	653,102
	Huadian Power International Corp. Ltd., Class H	6,654,000	3,922,519
	Huadong Medicine Co. Ltd., Class A	385,032	2,248,539
	Huafon Chemical Co. Ltd., Class A	1,344,691	1,696,158

		Shares	Value»
CHINA — (Continued)
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	684,300	$686,504
	Huafu Fashion Co. Ltd., Class A	1,116,250	750,284
	Huagong Tech Co. Ltd., Class A	117,400	1,317,325
	Huaibei Mining Holdings Co. Ltd., Class A	943,000	1,760,276
*	Huaihe Energy Group Co. Ltd., Class A	2,957,200	1,551,305
*	Huakai Yibai Technology Co. Ltd., Class A	220,480	336,321
	Hualan Biological Engineering, Inc., Class A	278,360	630,811
	Huaming Power Equipment Co. Ltd., Class A	297,000	1,089,595
#	Huaneng Power International, Inc., Class H	10,330,000	8,533,720
	Huangshan Novel Co. Ltd., Class A	403,021	649,073
	Huangshan Tourism Development Co. Ltd., Class A	437,600	695,666
#*	Huanxi Media Group Ltd.	2,260,000	92,890
	Huapont Life Sciences Co. Ltd., Class A	801,223	550,946
Ω	Huatai Securities Co. Ltd., Class H	2,964,800	7,453,764
	Huatu Cendes Co. Ltd., Class A	60,333	569,413
	Huaxi Securities Co. Ltd., Class A	461,800	655,265
	Huaxia Bank Co. Ltd., Class A	2,003,788	1,918,188
	Huaxin Cement Co. Ltd. (600801 C1), Class A	667,224	2,024,796
#	Huaxin Cement Co. Ltd. (6655 HK), Class H	1,774,400	3,984,328
	Huayu Automotive Systems Co. Ltd., Class A	926,531	2,660,815

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	893,000	$757,369
	Hubei Chutian Smart Communication Co. Ltd., Class A	1,605,116	918,102
	Hubei Dinglong Co. Ltd., Class A	104,300	519,593
	Hubei Energy Group Co. Ltd., Class A	904,500	601,337
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	31,800	349,626
	Hubei Huitian New Materials Co. Ltd., Class A	266,300	471,205
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	358,905	1,264,112
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	1,767,071
	Hubei Yihua Chemical Industry Co. Ltd., Class A	384,900	750,982
	Hubei Zhenhua Chemical Co. Ltd., Class A	397,180	1,351,620
	Huishang Bank Corp. Ltd., Class H	425,400	182,789
#*Ω	Huitongda Network Co. Ltd., Class H	31,900	54,988
*	Huizhou CEE Technology, Inc., Class A	151,800	252,958
	Huizhou Desay Sv Automotive Co. Ltd., Class A	65,916	1,099,722
	Humanwell Healthcare Group Co. Ltd., Class A	408,900	1,214,458
	Hunan Aihua Group Co. Ltd., Class A	213,022	516,138
*	Hunan Corun New Energy Co. Ltd., Class A	318,900	336,997
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	1,195,500	606,806

		Shares	Value»
CHINA — (Continued)
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	915,100	$853,160
	Hunan Gold Corp. Ltd., Class A	372,975	1,136,371
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	296,340	690,364
*	Hunan Kaimeite Gases Co. Ltd., Class A	134,400	515,950
*	Hunan New Wellful Co. Ltd., Class A	820,800	724,649
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	1,113,200	1,391,409
	Hunan Valin Steel Co. Ltd., Class A	2,191,200	1,778,270
	Hunan Zhongke Electric Co. Ltd., Class A	371,000	1,349,222
	Hundsun Technologies, Inc., Class A	107,129	473,927
#*	HUTCHMED China Ltd., ADR	3,749	55,035
#*	HUTCHMED China Ltd.	962,500	2,879,665
#	HUYA, Inc., ADR	553,036	1,520,849
*	Hybio Pharmaceutical Co. Ltd., Class A	27,900	82,776
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	2,694,800	4,527,607
*	Hymson Laser Technology Group Co. Ltd., Class A	155,660	942,002
*	Hytera Communications Corp. Ltd., Class A	281,902	456,325
*	HyUnion Holding Co. Ltd., Class A	601,100	756,407
*	IAT Automobile Technology Co. Ltd., Class A	215,200	346,161
*Ω	iDreamSky Technology Holdings Ltd.	380,400	41,059
	IEIT Systems Co. Ltd., Class A	52,500	480,909
	Iflytek Co. Ltd., Class A	84,490	660,680
	IKD Co. Ltd., Class A	398,433	1,268,173

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	IMAX China Holding, Inc.	921,100	$948,264
	Imeik Technology Development Co. Ltd., Class A	27,340	614,906
*	IMotion Automotive Technology Suzhou Co. Ltd., Class H	38,800	37,307
	Industrial & Commercial Bank of China Ltd., Class H	124,830,725	96,718,715
	Industrial Bank Co. Ltd., Class A	3,638,780	10,353,324
	Industrial Securities Co. Ltd., Class A	978,332	946,889
	INESA Intelligent Tech, Inc., Class A	44,000	123,896
	Infore Environment Technology Group Co. Ltd., Class A	1,009,842	977,520
*Ω	Ingdan, Inc.	4,068,000	1,474,484
	Ingenic Semiconductor Co. Ltd., Class A	23,400	285,446
*	Inkeverse Group Ltd.	3,992,000	537,320
*	INKON Life Technology Co. Ltd., Class A	245,000	366,852
	Inmyshow Digital Technology Group Co. Ltd., Class A	1,098,700	960,160
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,512,000	539,972
	Inner Mongolia Berun Chemical Co. Ltd., Class A	1,527,000	1,450,470
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	808,212	2,871,371
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	565,664	879,812
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	111,400	1,141,985
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,429,776	1,765,718

		Shares	Value»
CHINA — (Continued)
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	$514,080
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	470,200	2,017,113
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,047,500	4,038,377
*Ω	InnoCare Pharma Ltd., Class H	3,046,000	5,583,881
*Ω	Innovent Biologics, Inc.	677,500	7,599,919
	Innuovo Technology Co. Ltd., Class A	561,500	838,006
*	Insigma Technology Co. Ltd., Class A	383,800	576,556
	Inspur Digital Enterprise Technology Ltd.	2,578,000	2,608,425
	Intco Medical Technology Co. Ltd., Class A	206,908	1,149,937
	Intron Technology Holdings Ltd.	1,817,000	483,885
#*	iQIYI, Inc., ADR	3,953,410	9,132,377
	iRay Group, Class A	34,178	521,671
	IReader Technology Co. Ltd., Class A	83,200	243,081
*	IRICO Display Devices Co. Ltd., Class A	1,040,300	857,178
#*	IVD Medical Holding Ltd.	677,000	609,014
*	J&T Global Express Ltd.	6,951,600	8,919,764
*	JA Solar Technology Co. Ltd., Class A	838,014	1,658,157
	Jade Bird Fire Co. Ltd., Class A	487,815	767,756
	Jafron Biomedical Co. Ltd., Class A	248,664	712,475
	Jangho Group Co. Ltd., Class A	935,300	1,019,141
	Jason Furniture Hangzhou Co. Ltd., Class A	237,257	1,027,464
*	JC Finance & Tax Interconnect Holdings Ltd., Class A	57,900	91,776

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	JCET Group Co. Ltd., Class A	464,706	$2,615,799
	JCHX Mining Management Co. Ltd., Class A	148,800	1,367,624
*Ω	JD Health International, Inc.	2,333,600	18,215,951
*Ω	JD Logistics, Inc.	10,352,100	16,876,019
	JD.com, Inc. (9618 HK), Class A	6,133,292	101,260,502
	JD.com, Inc. (JD US), ADR	54,206	1,790,966
*Ω	Jenscare Scientific Co. Ltd., Class H	77,400	119,641
#	JF SmartInvest Holdings Ltd.	243,500	1,734,497
*	JH Educational Technology, Inc.	668,000	83,382
	Jia Yao Holdings Ltd.	342,000	127,739
	Jiajiayue Group Co. Ltd., Class A	431,601	652,491
	Jiang Su Suyan Jingshen Co. Ltd., Class A	481,400	728,046
	Jiangling Motors Corp. Ltd., Class A	384,025	1,084,203
	Jianglong Shipbuilding Co. Ltd., Class A	124,600	247,610
	Jiangsu Ankura Intelligent Power Co. Ltd., Class A	73,100	349,297
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	815,600	763,595
	Jiangsu Azure Corp., Class A	541,640	1,462,675
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	233,135	1,161,881
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	44,800	341,222
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	1,121,900	578,433
	Jiangsu Changbao Steeltube Co. Ltd., Class A	510,200	467,796

		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	285,500	$687,648
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,235,168	1,224,719
	Jiangsu Cnano Technology Co. Ltd., Class A	35,584	286,995
*	Jiangsu Dagang Co. Ltd., Class A	266,900	638,326
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	593,940	1,068,525
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	662,174	860,933
	Jiangsu Etern Co. Ltd., Class A	119,600	250,983
	Jiangsu Expressway Co. Ltd., Class H	5,022,000	6,112,229
	Jiangsu Financial Leasing Co. Ltd., Class A	1,695,840	1,454,611
*	Jiangsu General Science Technology Co. Ltd., Class A	1,129,000	704,611
	Jiangsu Gian Technology Co. Ltd., Class A	84,900	572,387
	Jiangsu Guomao Reducer Co. Ltd., Class A	339,485	779,651
	Jiangsu Guotai International Group Co. Ltd., Class A	725,795	952,945
	Jiangsu Guoxin Corp. Ltd., Class A	214,600	248,276
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	56,900	683,586
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	105,354	1,422,936
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	335,614	3,023,468

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	508,128	$581,369
	Jiangsu Hongdou Industrial Co. Ltd., Class A	874,428	319,150
	Jiangsu Hongtian Technology Co. Ltd., Class A	90,000	663,416
*	Jiangsu Hoperun Software Co. Ltd., Class A	41,500	359,360
	Jiangsu Huachang Chemical Co. Ltd., Class A	745,600	655,956
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,761,000	1,176,295
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	14,909	73,809
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	202,437	820,818
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	422,480	888,091
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	261,601	1,427,225
	Jiangsu Leili Motor Co. Ltd., Class A	73,606	567,185
	Jiangsu Lianyungang Port Co. Ltd., Class A	867,100	700,297
	Jiangsu Lihua Foods Group Co. Ltd	325,860	959,196
	Jiangsu Linyang Energy Co. Ltd., Class A	1,379,600	1,132,862
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	239,000	599,671
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	124,560	692,291
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	260,900	923,554

		Shares	Value»
CHINA — (Continued)
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	447,200	$590,125
	Jiangsu Pacific Precision Forging Co. Ltd., Class A	299,600	582,693
	Jiangsu Pacific Quartz Co. Ltd., Class A	119,650	693,972
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	607,800	861,055
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	608,000	795,001
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	731,800	690,351
	Jiangsu Rongtai Industry Co. Ltd., Class A	134,490	818,356
*	Jiangsu Sanfame Polyester Material Co. Ltd., Class A	242,200	76,677
	Jiangsu Shagang Co. Ltd., Class A	683,632	555,697
	Jiangsu Shemar Electric Co. Ltd., Class A	168,100	915,937
	Jiangsu Shentong Valve Co. Ltd., Class A	295,702	578,459
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	649,100	496,524
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	152,540	579,692
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	46,144	175,359
	Jiangsu Soho High Hope Group Corp., Class A	1,672,400	667,782

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Jiangsu Sopo Chemical Co., Class A	430,716	$438,812
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	1,444,300	1,051,808
	Jiangsu ToLand Alloy Co. Ltd., Class A	160,870	619,513
	Jiangsu Tongrun Equipment Technology Co. Ltd., Class A	84,700	239,945
*	Jiangsu Transimage Technology Co. Ltd., Class A	109,200	286,124
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	198,400	2,156,772
	Jiangsu Yanghe Distillery Co. Ltd., Class A	202,758	2,018,009
	Jiangsu Yangnong Chemical Co. Ltd., Class A	121,390	1,109,054
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	424,700	276,332
	Jiangsu Yoke Technology Co. Ltd., Class A	52,300	568,033
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	192,674	975,720
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	2,067,071	1,289,358
	Jiangsu Zhongtian Technology Co. Ltd., Class A	779,306	1,855,718
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	2,214,852	880,613
*	Jiangsu Zongyi Co. Ltd., Class A	288,000	223,432
	Jiangxi Bank Co. Ltd., Class H	569,500	50,563
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	344,100	482,349

		Shares	Value»
CHINA — (Continued)
	Jiangxi Copper Co. Ltd., Class H	6,627,000	$27,650,758
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	245,900	360,198
	Jiangxi Ganneng Co. Ltd., Class A	285,600	430,323
	Jiangxi Ganyue Expressway Co. Ltd., Class A	770,500	579,371
	Jiangxi Guotai Group Co. Ltd., Class A	307,700	560,384
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	229,700	410,554
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	8,800	77,873
*	Jiangxi Special Electric Motor Co. Ltd., Class A	150,300	239,022
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	162,143	724,593
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	297,800	418,447
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	192,300	440,707
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	96,900	253,269
*	Jiangyin Zhongnan Heavy Industries Co. Ltd., Class A	241,000	86,433
	Jiangzhong Pharmaceutical Co. Ltd., Class A	331,900	997,512
	Jianmin Pharmaceutical Group Co. Ltd., Class A	84,100	466,011
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	777,790	1,122,584

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiayin Group, Inc., ADR	3,672	$34,700
	Jiayou International Logistics Co. Ltd., Class A	802,185	1,583,584
	Jiaze Renewables Co. Ltd.	475,100	292,573
*	Jihua Group Corp. Ltd., Class A	1,561,600	792,637
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	184,270	556,303
*	Jilin Chemical Fibre, Class A	1,293,000	742,143
	Jilin Electric Power Co. Ltd., Class A	967,000	796,641
	Jilin OLED Material Tech Co. Ltd., Class A	10,752	43,833
*	Jilin Quanyangquan Co. Ltd., Class A	128,500	128,611
††	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	2,408
#*††	Jinchuan Group International Resources Co. Ltd.	17,701,000	546,710
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	2,506,648
	Jinghua Pharmaceutical Group Co. Ltd., Class A	455,700	480,376
	Jingjin Equipment, Inc., Class A	600,780	1,288,053
	Jinhong Gas Co. Ltd., Class A	266,229	758,834
	Jinhui Liquor Co. Ltd., Class A	228,400	638,475
*	Jinke Smart Services Group Co. Ltd., Class H	399,400	353,112
#	JinkoSolar Holding Co. Ltd., ADR	313,147	7,863,121
	Jinlei Technology Co. Ltd., Class A	163,500	673,568
	Jinlongyu Group Co. Ltd., Class A	141,100	613,765
	Jinmao Property Services Co. Ltd.	543,664	195,531

		Shares	Value»
CHINA — (Continued)
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	619,700	$1,310,071
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	1,055,100	439,033
	Jinneng Science&Technology Co. Ltd., Class A	480,459	423,949
#*Ω	Jinxin Fertility Group Ltd	14,386,500	4,550,828
	Jinyu Bio-Technology Co. Ltd., Class A	535,000	810,962
	Jinzai Food Group Co. Ltd., Class A	252,800	425,234
	JiuGui Liquor Co. Ltd., Class A	45,000	402,346
#Ω	Jiumaojiu International Holdings Ltd.	9,257,000	2,108,286
	Jiuzhitang Co. Ltd., Class A	161,745	227,509
	Jizhong Energy Resources Co. Ltd., Class A	1,534,400	1,322,278
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	209,387	1,152,290
	JNBY Design Ltd.	1,738,000	4,031,372
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	608,949	1,040,994
	Joinn Laboratories China Co. Ltd., Class A	184,104	955,691
Ω	Joinn Laboratories China Co. Ltd., Class H	438,600	1,211,277
	Jointo Energy Investment Co. Ltd. Hebei, Class A	635,500	814,674
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,480,002	1,060,933
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	485,900	415,295
	Jones Tech PLC, Class A	81,200	526,304

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	257,378	$659,284
*	Joy City Property Ltd.	24,142,000	1,833,214
	Joyoung Co. Ltd., Class A	461,434	624,068
	JS Corrugating Machinery Co. Ltd., Class A	450,900	792,846
*Ω	JS Global Lifestyle Co. Ltd.	5,534,000	1,268,028
	JSTI Group, Class A	594,500	703,727
*	Ju Teng International Holdings Ltd.	6,498,090	1,513,535
	Juewei Food Co. Ltd., Class A	344,799	661,921
	Juneyao Airlines Co. Ltd., Class A	518,800	945,059
*	Jushri Technologies, Inc., Class A	19,000	68,087
	Jutal Offshore Oil Services Ltd.	1,222,000	89,647
	Jutze Intelligent Technology Co. Ltd., Class A	53,700	158,306
*Ω	JW Cayman Therapeutics Co. Ltd.	410,000	184,031
	Kailuan Energy Chemical Co. Ltd., Class A	857,900	787,438
	Kaishan Group Co. Ltd., Class A	807,400	1,820,088
	Kangji Medical Holdings Ltd.	1,679,000	1,944,395
*	KBC Corp. Ltd., Class A	118,303	524,117
	Keboda Technology Co. Ltd., Class A	59,300	646,605
	Keda Industrial Group Co. Ltd., Class A	688,100	1,267,822
	KEDE Numerical Control Co. Ltd., Class A	43,353	389,791
*	Keep, Inc.	99,400	59,405
	Keeson Technology Corp. Ltd., Class A	138,302	344,219
	Kehua Data Co. Ltd., Class A	262,260	2,015,244
	Keli Motor Group Co. Ltd., Class A	237,360	462,696

		Shares	Value»
CHINA — (Continued)
	Keli Sensing Technology Ningbo Co. Ltd., Class A	20,500	$196,645
	Keshun Waterproof Technologies Co. Ltd., Class A	606,600	426,332
	Kidswant Children Products Co. Ltd., Class A	654,997	992,443
#	Kinetic Development Group Ltd.	15,390,000	2,892,384
	Kingboard Holdings Ltd.	5,236,666	18,762,082
	Kingboard Laminates Holdings Ltd.	8,013,484	13,416,294
	KingClean Electric Co. Ltd., Class A	165,668	596,655
*	Kingdee International Software Group Co. Ltd.	217,000	409,402
	Kingfa Sci & Tech Co. Ltd., Class A	860,790	2,447,455
	Kingnet Network Co. Ltd., Class A	543,300	1,818,619
	Kingsemi Co. Ltd., Class A	7,417	125,090
*	Kingsignal Technology Co. Ltd., Class A	54,200	100,081
	Kingsoft Corp. Ltd.	5,774,600	25,172,253
*Ω	Kintor Pharmaceutical Ltd.	159,000	38,366
	Konfoong Materials International Co. Ltd., Class A	33,959	448,621
	KPC Pharmaceuticals, Inc., Class A	357,996	684,830
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	265,300	826,783
Ω	Kuaishou Technology	11,630,600	107,982,374
	Kuangda Technology Group Co. Ltd., Class A	971,500	846,827
	Kunlun Energy Co. Ltd.	24,938,000	22,922,648
*	Kunlun Tech Co. Ltd., Class A	72,900	472,375
	Kunshan Dongwei Technology Co. Ltd., Class A	14,110	75,530
	Kunshan Huguang Auto Harness Co. Ltd., Class A	80,900	363,591

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	130,820	$1,127,129
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	175,182	463,314
	Kweichow Moutai Co. Ltd., Class A	184,374	37,086,582
	KWG Group Holdings Ltd. (1813 H1)	263,500	8,817
#*	KWG Group Holdings Ltd. (1813 HK)	9,620,144	321,593
*	KWG Living Group Holdings Ltd.	8,727,072	270,756
*	Kyland Technology Co. Ltd., Class A	154,400	526,793
	Lakala Payment Co. Ltd., Class A	172,268	582,676
	Lancy Co. Ltd., Class A	256,100	708,772
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	515,398	630,994
	Lao Feng Xiang Co. Ltd., Class A	179,880	1,218,974
	Laobaixing Pharmacy Chain JSC, Class A	503,791	1,175,322
	Launch Tech Co. Ltd., Class H	535,000	605,175
	LB Group Co. Ltd., Class A	661,985	1,714,025
#	LC Logistics, Inc.	20,800	16,734
	Leader Harmonious Drive Systems Co. Ltd., Class A	2,088	47,889
	Lee & Man Chemical Co. Ltd.	1,825,339	1,106,955
#	Lee & Man Paper Manufacturing Ltd.	9,626,200	3,402,425
	Lee’s Pharmaceutical Holdings Ltd.	2,451,000	602,217
*Ω	Legend Holdings Corp., Class H	4,784,800	6,184,587
	Lenovo Group Ltd.	38,084,000	55,558,775
	Lens Technology Co. Ltd., Class A	1,124,228	4,647,105
	Leo Group Co. Ltd., Class A	609,900	457,245
	Leoch International Technology Ltd.	654,000	120,357

		Shares	Value»
CHINA — (Continued)
	Lepu Medical Technology Beijing Co. Ltd., Class A	244,230	$622,233
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	399,300	1,030,366
	Levima Advanced Materials Corp., Class A	162,100	455,778
	LexinFintech Holdings Ltd., ADR	785,386	3,785,561
	Leyard Optoelectronic Co. Ltd., Class A	572,150	553,037
*	Li Auto, Inc. (2015 HK), Class A	3,104,800	32,218,728
#*	Li Auto, Inc. (LI US), ADR	49,980	1,042,083
#	Li Ning Co. Ltd.	16,886,583	36,715,079
*	LianChuang Electronic Technology Co. Ltd., Class A	196,200	282,656
	Lianhe Chemical Technology Co. Ltd., Class A	494,797	822,856
*	Liao Ning Oxiranchem, Inc. (300082 C2), Class A	100	123
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	224,600	275,899
	Liaoning Cheng Da Co. Ltd., Class A	441,134	790,760
	Liaoning Chengda Biotechnology Co. Ltd., Class A	50,092	192,994
	Liaoning Energy Industry Co. Ltd., Class A	510,500	293,414
	Liaoning Port Co. Ltd., Class H	1,864,000	218,178
	Lier Chemical Co. Ltd., Class A	494,080	881,155
*	Lifestyle China Group Ltd.	1,898,000	165,651
#*	Lifetech Scientific Corp.	18,192,000	4,709,978
	Lijiang Yulong Tourism Co. Ltd., Class A	395,420	484,762
*	Linewell Software Co. Ltd., Class A	133,100	227,758

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lingbao Gold Group Co. Ltd., Class H	2,940,000	$6,154,333
	Lingyi iTech Guangdong Co., Class A	1,577,100	3,463,399
#Ω	Linklogis, Inc., Class B	5,093,000	2,093,965
*	Liuzhou Iron & Steel Co. Ltd., Class A	931,417	707,399
	Livzon Pharmaceutical Group, Inc., Class H	1,288,717	5,182,940
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	301,740	1,036,749
#	LK Technology Holdings Ltd.	2,755,000	1,307,483
	Loncin Motor Co. Ltd., Class A	639,729	1,224,697
#Ω	Longfor Group Holdings Ltd.	12,721,472	15,713,981
	Longhua Technology Group Luoyang Co. Ltd., Class A	438,831	519,169
*	LONGi Green Energy Technology Co. Ltd., Class A	564,715	1,675,230
	Longshine Technology Group Co. Ltd., Class A	244,551	614,821
	Lonking Holdings Ltd.	15,402,000	6,139,381
	Lontium Semiconductor Corp., Class A	24,035	237,503
*	Lotus Holdings Co. Ltd.	584,400	470,872
	Lucky Harvest Co. Ltd., Class A	150,410	852,366
	Luenmei Quantum Co. Ltd., Class A	519,805	643,389
	Luoniushan Co. Ltd., Class A	625,300	645,019
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	195,697	145,882
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	207,390	1,539,481
	Lushang Freda Pharmaceutical Co. Ltd., Class A	468,800	512,874

		Shares	Value»
CHINA — (Continued)
	Luxi Chemical Group Co. Ltd., Class A	731,400	$1,385,940
	Luxin Venture Capital Group Co. Ltd., Class A	327,500	673,398
	Luxshare Precision Industry Co. Ltd., Class A	1,375,261	12,184,076
	Luyang Energy-Saving Materials Co. Ltd.	271,310	452,419
#*Ω	Luye Pharma Group Ltd.	14,098,500	5,711,985
	Luzhou Laojiao Co. Ltd., Class A	270,747	5,118,711
	Lygend Resources & Technology Co. Ltd.-H, Class H	198,600	607,142
*	Maanshan Iron & Steel Co. Ltd., Class H	9,834,177	3,228,256
	Maccura Biotechnology Co. Ltd., Class A	345,473	568,123
*	Malion New Materials Co. Ltd., Class A	183,150	283,877
	Mango Excellent Media Co. Ltd., Class A	553,597	2,293,022
#Ω	Maoyan Entertainment	3,094,959	2,646,993
*	Marssenger Kitchenware Co. Ltd., Class A	131,000	230,865
	Maxscend Microelectronics Co. Ltd., Class A	30,388	318,868
	Maxvision Technology Corp., Class A	101,500	421,034
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	173,200	686,981
#Ω	Medlive Technology Co. Ltd.	441,500	598,543
	Mehow Innovative Ltd., Class A	122,080	402,819
	MeiG Smart Technology Co. Ltd., Class A	27,200	174,016
	Meihua Holdings Group Co. Ltd., Class A	785,600	1,233,396

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Meilleure Health International Industry Group Ltd.	420,000	$15,431
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	922,200	729,179
Ω	Meitu, Inc.	9,430,500	10,473,461
*Ω	Meituan, Class B	6,401,360	84,259,517
	Mesnac Co. Ltd., Class A	841,600	1,021,000
	Metallurgical Corp. of China Ltd., Class H.	10,926,000	3,329,435
	M-Grass Ecology & Environment Group Co. Ltd., Class A	896,623	525,170
*Ω	Microport Cardioflow Medtech Corp.	940,000	144,441
#	MicroPort NeuroScientific Corp.	44,201	67,150
#*	Microport Scientific Corp.	2,232,200	3,483,635
	Micro-Tech Nanjing Co. Ltd., Class A	75,463	878,649
	Midea Group Co. Ltd., Class A	1,183,746	12,715,673
Ω	Midea Real Estate Holding Ltd.	2,330,400	1,430,765
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	102,000	852,629
*	Min Xin Holdings Ltd.	742,000	317,057
	Ming Yang Smart Energy Group Ltd., Class A	391,416	833,163
#	Ming Yuan Cloud Group Holdings Ltd.	5,502,000	2,336,885
*	Mingfa Group International Co. Ltd.	2,314,000	36,299
	MINISO Group Holding Ltd.	2,393,800	12,798,886
	Minmetals Capital Co. Ltd., Class A	499,900	416,167
*	Minmetals Development Co. Ltd., Class A	779,000	1,001,627
*	Minmetals Land Ltd.	9,937,644	1,205,160
	Minth Group Ltd.	6,615,000	29,352,856

		Shares	Value»
CHINA — (Continued)
*	Miracle Automation Engineering Co. Ltd., Class A	77,100	$195,671
	Miracll Chemicals Co. Ltd., Class A	38,575	85,724
	Mloptic Corp., Class A	2,729	140,755
	MLS Co. Ltd., Class A	649,800	796,474
#*	MMG Ltd.	42,530,799	37,744,058
*Ω	Mobvista, Inc.	3,069,000	7,043,744
*	MOG Digitech Holdings Ltd.	1,614,000	82,106
	Monalisa Group Co. Ltd., Class A	55,155	119,016
	Montage Technology Co. Ltd., Class A	15,822	303,261
	Moon Environment Technology Co. Ltd., Class A	867,490	1,732,959
#	Morimatsu International Holdings Co. Ltd.	1,557,000	1,993,332
	Motic Xiamen Electric Group Co. Ltd., Class A	168,800	417,088
*	Mount Everest Gold Group Co. Ltd.	1,085,000	256,673
	Muyuan Foods Co. Ltd., Class A	1,170,877	8,286,307
*††	Myhome Real Estate Development Group Co. Ltd., Class A	1,308,300	0
	MYS Group Co. Ltd., Class A	833,000	506,171
	Nancal Technology Co. Ltd., Class A	79,884	525,643
*	Nanfang Zhongjin Environment Co. Ltd., Class A	1,112,700	697,179
	Nanhua Futures Co. Ltd., Class A	466,400	1,367,664
	NanJi E-Commerce Co. Ltd., Class A	677,950	336,812
	Nanjing Cosmos Chemical Co. Ltd., Class A	266,280	514,618
	Nanjing Hanrui Cobalt Co. Ltd., Class A	136,220	950,920
	Nanjing Iron & Steel Co. Ltd., Class A	2,527,900	1,865,982

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	275,128	$388,550
	Nanjing Pharmaceutical Co. Ltd., Class A	1,077,100	765,954
	Nanjing Securities Co. Ltd., Class A	479,160	570,596
*	Nanjing Tanker Corp., Class A	1,500,600	689,247
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	779,048	821,784
	Nantong Jianghai Capacitor Co. Ltd., Class A	384,800	1,544,573
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	211,800	712,039
	NARI Technology Co. Ltd., Class A	899,226	3,063,966
*	National Silicon Industry Group Co. Ltd., Class A	39,130	125,758
	Natural Food International Holding Ltd.	462,000	68,329
	NAURA Technology Group Co. Ltd., Class A	51,030	2,919,657
*	NavInfo Co. Ltd., Class A	399,600	505,439
*	Nayuki Holdings Ltd.	1,000,000	150,592
	NBTM New Materials Group Co. Ltd., Class A	282,400	1,193,911
	NetDragon Websoft Holdings Ltd.	2,644,000	4,130,509
*Ω	NetEase Cloud Music, Inc.	33,450	1,038,660
	NetEase, Inc. (9999 HK)	3,062,200	85,927,542
	NetEase, Inc. (NTES US), ADR	125,788	17,622,899
	Neusoft Corp., Class A	669,600	990,453
	Neutech Group Ltd.	238,400	78,188
	New China Life Insurance Co. Ltd., Class H	4,622,100	29,209,857

		Shares	Value»
CHINA — (Continued)
	New Guomai Digital Culture Co. Ltd., Class A	117,600	$230,339
	New Hope Dairy Co. Ltd., Class A	280,100	685,085
	New Hope Liuhe Co. Ltd., Class A	706,232	966,019
*	New Journey Health Technology Group Co. Ltd., Class A	1,047,400	329,651
	New Trend International Logis-Tech Co. Ltd., Class A	180,255	321,470
	Neway Valve Suzhou Co. Ltd., Class A	242,900	1,792,532
*	Newborn Town, Inc.	2,170,000	2,950,010
	Newland Digital Technology Co. Ltd., Class A	317,789	1,230,735
	Nexteer Automotive Group Ltd.	7,388,000	6,404,301
*	Nine Dragons Paper Holdings Ltd.	12,167,000	8,714,986
*	Ninestar Corp., Class A	191,328	583,400
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	141,900	159,704
	Ningbo Boway Alloy Material Co. Ltd., Class A	288,700	887,209
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	69,300	183,617
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	197,800	575,702
	Ningbo Huaxiang Electronic Co. Ltd., Class A	656,100	3,059,000
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	365,100	712,927
	Ningbo Jintian Copper Group Co. Ltd., Class A	1,142,700	1,858,136
	Ningbo Joyson Electronic Corp., Class A	469,231	2,103,578

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Orient Wires & Cables Co. Ltd., Class A	102,157	$900,108
	Ningbo Peacebird Fashion Co. Ltd., Class A	336,700	677,763
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	196,256	770,310
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	375,058	1,181,186
*	Ningbo Shanshan Co. Ltd., Class A	300,500	580,727
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	122,000	315,061
	Ningbo Tuopu Group Co. Ltd., Class A	194,876	2,032,960
	Ningbo Xusheng Group Co. Ltd., Class A	339,840	719,400
	Ningbo Yongxin Optics Co. Ltd., Class A	28,200	406,177
	Ningbo Yunsheng Co. Ltd., Class A	686,400	1,376,762
	Ningbo Zhoushan Port Co. Ltd., Class A	1,013,670	535,297
	Ningxia Baofeng Energy Group Co. Ltd., Class A	1,472,700	3,819,159
	Ningxia Building Materials Group Co. Ltd., Class A	194,600	367,633
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	95,600	417,123
	Ningxia Western Venture Industrial Co. Ltd., Class A	503,000	364,613
*	NIO, Inc., Class A	96,580	698,324
#*	Niu Technologies, Sponsored ADR	219,715	922,803
	NKY Medical Holdings Ltd., Class A	257,950	601,575
	Noah Holdings Ltd., Sponsored ADR	95,429	1,077,393
Ω	Nongfu Spring Co. Ltd., Class H	4,826,200	32,082,399
	Norinco International Cooperation Ltd., Class A	846,073	1,329,640

		Shares	Value»
CHINA — (Continued)
	North Chemical Industries Co. Ltd., Class A	47,100	$133,260
	North China Pharmaceutical Co. Ltd., Class A	1,000,800	844,439
	North Copper Co. Ltd., Class A	412,200	911,124
	North Huajin Chemical Industries Co. Ltd., Class A	899,512	642,547
*	North Industries Group Red Arrow Co. Ltd., Class A	274,865	710,103
	Northeast Pharmaceutical Group Co. Ltd., Class A	1,600,662	1,248,278
	Northeast Securities Co. Ltd., Class A	661,227	844,419
	Northking Information Technology Co. Ltd., Class A	379,306	1,136,819
#*	NovaBridge Biosciences, Sponsored ADR	16,217	80,274
	Novoray Corp., Class A	91,780	820,601
*	NSFOCUS Technologies Group Co. Ltd., Class A	301,370	351,211
*	Nuode New Materials Co. Ltd., Class A	820,000	816,296
	NYOCOR Co. Ltd., Class A	556,700	436,646
#*Ω	Ocumension Therapeutics	939,000	1,006,100
*	Offcn Education Technology Co. Ltd., Class A	970,800	371,213
	Offshore Oil Engineering Co. Ltd., Class A	1,225,122	938,145
*	OFILM Group Co. Ltd., Class A	497,000	862,257
	Olympic Circuit Technology Co. Ltd., Class A	258,880	1,514,664
	OmniVision Integrated Circuits Group, Inc.	25,488	468,295
#	Onewo, Inc., Class H	1,064,300	3,057,778
	Oppein Home Group, Inc., Class A	120,890	909,253

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Opple Lighting Co. Ltd., Class A	213,321	$521,644
	OPT Machine Vision Tech Co. Ltd., Class A	29,277	524,024
	ORG Technology Co. Ltd., Class A	1,849,800	1,565,337
	Orient International Enterprise Ltd., Class A	529,367	622,203
#	Orient Overseas International Ltd.	622,500	10,772,942
Ω	Orient Securities Co. Ltd., Class H	2,344,800	2,184,844
*	Oriental Energy Co. Ltd., Class A	550,729	636,742
	Oriental Pearl Group Co. Ltd., Class A	595,141	812,469
#*	OSL Group Ltd.	51,000	115,440
*	Ourpalm Co. Ltd., Class A	438,300	320,393
	Ovctek China, Inc., Class A	205,440	481,246
*	Pacific Securities Co. Ltd., Class A	523,800	331,338
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	284,963	630,924
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,411,831	1,024,444
*	PCI Technology Group Co. Ltd., Class A	1,200,680	1,158,677
*	PDD Holdings, Inc., ADR	1,216,709	164,097,543
*Ω	Peijia Medical Ltd.	1,597,000	1,236,316
*	Peking University Resources Holdings Co. Ltd.	422,500	8,673
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	3,368,870	0
	People.cn Co. Ltd., Class A	77,800	220,904
	People’s Insurance Co. Group of China Ltd., Class H	25,651,000	23,037,411
*	Perennial Energy Holdings Ltd.	815,000	105,854
	Perfect World Co. Ltd., Class A	161,000	387,839

		Shares	Value»
CHINA — (Continued)
#	Persistence Resources Group Ltd.	95,000	$17,196
	PetroChina Co. Ltd., Class H	96,738,000	99,999,832
	PharmaBlock Sciences Nanjing, Inc., Class A	113,600	682,232
#Ω	Pharmaron Beijing Co. Ltd., Class H	1,497,450	4,999,805
*	Phenix Optical Co. Ltd., Class A	60,500	185,293
	PhiChem Corp., Class A	249,005	820,948
	PICC Property & Casualty Co. Ltd., Class H	19,579,398	46,256,790
	Ping An Bank Co. Ltd., Class A	4,109,901	6,540,003
#Ω	Ping An Healthcare & Technology Co. Ltd.	9,302,005	16,456,493
#	Ping An Insurance Group Co. of China Ltd., Class H	23,334,500	168,576,163
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	1,093,338	1,306,403
	PNC Process Systems Co. Ltd., Class A	177,720	776,317
	POCO Holding Co. Ltd., Class A	42,860	470,957
*	Polaris Bay Group Co. Ltd., Class A	579,000	599,122
	Poly Developments & Holdings Group Co. Ltd., Class A	1,264,405	1,302,516
#	Poly Property Group Co. Ltd.	13,246,987	3,151,339
	Poly Property Services Co. Ltd., Class H	1,267,400	5,467,564
*	Pony Testing International Group Co. Ltd., Class A	265,070	308,759
Ω	Pop Mart International Group Ltd.	2,162,600	61,515,424
*	Porton Pharma Solutions Ltd., Class A	334,300	1,251,812

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Postal Savings Bank of China Co. Ltd., Class H	23,490,000	$16,551,297
	Pou Sheng International Holdings Ltd.	16,009,609	978,322
	Power Construction Corp. of China Ltd., Class A	2,700,800	2,141,044
*	Powerwin Tech Group Ltd.	536,000	76,618
	Prinx Chengshan Holdings Ltd.	690,000	630,446
*	Productive Technologies Co. Ltd.	1,154,000	30,778
	Pulike Biological Engineering, Inc., Class A	131,400	258,122
	PW Medtech Group Ltd.	3,801,000	734,023
	Pylon Technologies Co. Ltd., Class A	45,089	420,442
	Q Technology Group Co. Ltd.	2,854,000	5,132,350
#	Qfin Holdings, Inc., ADR	1,029,222	24,855,711
*	Qi An Xin Technology Group, Inc., Class A	70,001	384,171
	Qianhe Condiment & Food Co. Ltd., Class A	388,719	506,601
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	445,000	858,574
	Qingdao Citymedia Co. Ltd., Class A	543,833	519,029
	Qingdao East Steel Tower Stock Co. Ltd., Class A	811,575	2,014,254
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	231,501	500,110
	Qingdao Gaoce Technology Co. Ltd., Class A	360,099	579,355
	Qingdao Gon Technology Co. Ltd., Class A	174,800	1,259,891

		Shares	Value»
CHINA — (Continued)
	Qingdao Haier Biomedical Co. Ltd., Class A	237,232	$1,160,876
	Qingdao Hanhe Cable Co. Ltd., Class A	1,434,192	756,084
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	242,140	478,812
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	25,100	543,852
	Qingdao NovelBeam Technology Co. Ltd., Class A	39,179	267,143
Ω	Qingdao Port International Co. Ltd., Class H	2,642,000	2,415,182
	Qingdao Rural Commercial Bank Corp., Class A	1,531,267	693,254
	Qingdao Sentury Tire Co. Ltd., Class A	287,460	785,371
	Qingdao TGOOD Electric Co. Ltd., Class A	164,900	672,807
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	234,600	316,187
*	Qinghai Salt Lake Industry Co. Ltd., Class A	999,300	3,481,119
*	Qingling Motors Co. Ltd., Class H	5,448,000	517,868
	Qinhuangdao Port Co. Ltd., Class H	4,826,000	1,807,336
*	QuantumCTek Co. Ltd., Class A	2,968	241,848
*	Qudian, Inc., Sponsored ADR	498,849	2,384,498
	Queclink Wireless Solutions Co. Ltd., Class A	146,350	248,946
	Quectel Wireless Solutions Co. Ltd., Class A	69,634	927,100
	Quick Intelligent Equipment Co. Ltd., Class A	126,100	577,225

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	Radiance Holdings Group Co. Ltd.	2,385,000	$722,633
	Rainbow Digital Commercial Co. Ltd., Class A	899,294	682,695
	Range Intelligent Computing Technology Group Co. Ltd., Class A	50,700	359,848
	Rayhoo Motor Dies Co. Ltd., Class A	105,944	576,096
	Raytron Technology Co. Ltd., Class A	36,484	426,032
	Realcan Pharmaceutical Group Co. Ltd., Class A	834,100	337,470
	Red Avenue New Materials Group Co. Ltd., Class A	61,900	358,792
*Ω	Red Star Macalline Group Corp. Ltd., Class H	3,090,314	505,072
	Renhe Pharmacy Co. Ltd., Class A	933,500	814,929
#*	REPT BATTERO Energy Co. Ltd., Class H	35,600	63,881
	Rianlon Corp., Class A	142,100	800,020
	Richinfo Technology Co. Ltd., Class A	118,700	447,089
*	Risen Energy Co. Ltd., Class A	636,808	963,337
*	RiseSun Real Estate Development Co. Ltd., Class A	1,098,102	248,141
	Riyue Heavy Industry Co. Ltd., Class A	312,825	639,241
	Rizhao Port Co. Ltd., Class A	3,046,500	1,361,897
	RoboTechnik Intelligent Technology Co. Ltd., Class A	24,760	778,734
	Rockchip Electronics Co. Ltd., Class A	25,200	642,893
*	RongFa Nuclear Equipment Co. Ltd., Class A	776,300	862,443
	Rongsheng Petrochemical Co. Ltd., Class A	1,830,978	2,622,848

		Shares	Value»
CHINA — (Continued)
*	Roshow Technology Co. Ltd., Class A	423,700	$528,624
	Ruida Futures Co. Ltd., Class A	196,651	653,078
	Runjian Co. Ltd., Class A	124,963	772,893
	SAIC Motor Corp. Ltd., Class A	918,355	2,148,666
	Sailun Group Co. Ltd., Class A	880,500	1,899,434
	Sanan Optoelectronics Co. Ltd., Class A	452,500	882,983
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	36,100	47,997
	Sangfor Technologies, Inc., Class A	18,772	345,886
	Sanjiang Shopping Club Co. Ltd., Class A	297,500	579,178
	Sanquan Food Co. Ltd., Class A	407,330	639,224
*	Sansteel Minguang Co. Ltd. Fujian, Class A	1,339,556	843,520
	Sansure Biotech, Inc., Class A	238,155	737,648
*	Sanwei Holding Group Co. Ltd., Class A	333,300	543,011
	Sany Heavy Equipment International Holdings Co. Ltd.	9,234,500	8,717,746
	Sany Heavy Industry Co. Ltd., Class A	847,341	2,636,825
	Satellite Chemical Co. Ltd., Class A	1,211,883	3,052,183
	SDIC Capital Co. Ltd., Class A	466,300	514,030
	SDIC Power Holdings Co. Ltd., Class A	1,011,516	2,040,959
	Sealand Securities Co. Ltd., Class A	1,346,700	865,072
*	Seazen Group Ltd.	18,081,047	5,094,010
*	Seazen Holdings Co. Ltd., Class A	307,581	614,055
*††	S-Enjoy Service Group Co. Ltd.	2,340,000	316,194
	Seres Group Co. Ltd., Class A	157,625	3,442,193
	SF Holding Co. Ltd., Class A	1,155,555	6,550,445

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	SG Micro Corp., Class A	31,980	$331,042
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	669,810	370,982
	Shaanxi Coal Industry Co. Ltd., Class A	3,029,900	9,668,113
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	1,234,100	657,309
*	Shaanxi Heimao Coking Co. Ltd., Class A	879,800	525,482
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,472,746	1,656,515
	Shandong Bohui Paper Industrial Co. Ltd., Class A	832,100	583,866
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	217,987	531,161
*	Shandong Chenming Paper Holdings Ltd., Class H	2,811,533	278,355
	Shandong Dawn Polymer Co. Ltd., Class A	211,200	735,746
	Shandong Denghai Seeds Co. Ltd., Class A	605,300	801,023
	Shandong Dongyue Silicone Material Co. Ltd., Class A	539,200	703,779
Ω	Shandong Gold Mining Co. Ltd., Class H	2,190,500	9,182,841
*	Shandong Haihua Co. Ltd., Class A	539,800	422,621
	Shandong Head Group Co. Ltd., Class A	189,126	346,387
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	288,241	2,711,812
	Shandong Hi-speed Co. Ltd., Class A	233,625	306,413

		Shares	Value»
CHINA — (Continued)
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	997,600	$856,947
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	515,061	1,858,290
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	761,160	398,038
	Shandong Humon Smelting Co. Ltd., Class A	524,356	973,176
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	190,300	467,224
	Shandong Jinjing Science & Technology Co. Ltd., Class A	1,118,471	825,389
	Shandong Linglong Tyre Co. Ltd., Class A	543,382	1,175,162
*	Shandong Longda Meishi Co. Ltd., Class A	196,100	132,674
	Shandong Lukang Pharma, Class A	564,800	795,686
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,799,880	1,814,001
	Shandong Pharmaceutical Glass Co. Ltd., Class A	250,000	734,827
	Shandong Publishing & Media Co. Ltd., Class A	852,100	1,001,165
	Shandong Sun Paper Industry JSC Ltd., Class A	961,588	1,922,339
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	121,100	1,260,524
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,219,200	12,753,231

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong WIT Dyne Health Co. Ltd., Class A	184,500	$885,804
	Shandong Xiantan Co. Ltd., Class A	633,563	561,040
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,303,200	1,166,679
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	676,000	854,208
	Shanghai Acrel Co. Ltd., Class A	129,700	459,923
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	619,600	718,594
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	141,400	313,791
*	Shanghai AJ Group Co. Ltd., Class A	883,635	698,304
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	79,179	1,196,980
	Shanghai AtHub Co. Ltd., Class A	305,310	1,426,978
	Shanghai Bailian Group Co. Ltd., Class A	589,600	748,466
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	238,358	843,737
	Shanghai Baolong Automotive Corp., Class A	109,100	577,973
	Shanghai Baosight Software Co. Ltd., Class A	250,362	809,395
	Shanghai Baosteel Packaging Co. Ltd., Class A	762,664	592,463
	Shanghai Belling Co. Ltd., Class A	26,200	125,939
*Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	105,900	113,660

		Shares	Value»
CHINA — (Continued)
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	31,544	$607,080
	Shanghai Bright Meat Group Co. Ltd., Class A	558,700	534,646
	Shanghai Chicmax Cosmetic Co. Ltd., Class H	103,400	1,140,300
	Shanghai Chinafortune Co. Ltd., Class A	504,631	1,184,604
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	489,200	751,262
	Shanghai Construction Group Co. Ltd., Class A	2,729,435	1,081,723
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	666,985	715,563
	Shanghai Datun Energy Resources Co. Ltd., Class A	664,100	1,288,948
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	334,000	189,338
*	Shanghai DZH Ltd., Class A	90,200	184,094
#*	Shanghai Electric Group Co. Ltd., Class H	6,970,000	4,064,087
	Shanghai Electric Power Co. Ltd., Class A	498,406	2,079,941
	Shanghai Environment Group Co. Ltd., Class A	529,002	617,315
*	Shanghai Feilo Acoustics Co. Ltd., Class A	266,900	306,607
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	29,200	39,986
#	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,647,000	5,044,874

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	714,000	$3,883,663
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	632,000	265,665
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	73,947	490,876
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	63,832	244,428
	Shanghai Gench Education Group Ltd.	52,000	17,919
	Shanghai Gentech Co. Ltd., Class A	121,719	561,998
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	328,048	1,128,238
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	185,280	650,743
*Ω	Shanghai Henlius Biotech, Inc., Class H	69,700	625,026
	Shanghai Hile Bio-Technology Co. Ltd., Class A	125,100	120,816
	Shanghai Huace Navigation Technology Ltd., Class A	116,949	527,185
	Shanghai Huafon Aluminium Corp., Class A	380,200	939,035
	Shanghai Huayi Group Co. Ltd., Class A	654,200	731,235
	Shanghai Industrial Holdings Ltd.	3,115,000	5,468,092
*	Shanghai Industrial Urban Development Group Ltd.	16,019,025	700,920
*	Shanghai INT Medical Instruments Co. Ltd., Class H	96,000	386,254

		Shares	Value»
CHINA — (Continued)
	Shanghai International Airport Co. Ltd., Class A	40,400	$183,362
	Shanghai Jahwa United Co. Ltd., Class A	159,500	562,270
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	275,662	872,207
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	240,433	382,733
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	585,400	507,743
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	53,300	146,846
	Shanghai Liangxin Electrical Co. Ltd., Class A	552,591	823,403
	Shanghai Lingang Holdings Corp. Ltd., Class A	700,740	1,112,769
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	187,700	225,837
	Shanghai M&G Stationery, Inc., Class A	190,499	749,641
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	230,900	879,761
*	Shanghai Medicilon, Inc., Class A	50,608	500,810
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	49,078	702,567
*	Shanghai Milkground Food Tech Co. Ltd., Class A	246,200	885,456
	Shanghai Moons’ Electric Co. Ltd., Class A	5,400	55,709
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	455,000	400,283

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,608,200	$5,432,687
	Shanghai Pioneer Holding Ltd.	3,009,000	808,396
	Shanghai Pret Composites Co. Ltd., Class A	521,200	985,986
	Shanghai Pudong Construction Co. Ltd., Class A	534,380	606,103
	Shanghai Pudong Development Bank Co. Ltd., Class A	3,427,519	5,541,576
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	303,899	1,248,654
	Shanghai QiFan Cable Co. Ltd., Class A	278,600	734,518
	Shanghai RAAS Blood Products Co. Ltd., Class A	868,012	822,605
	Shanghai Runda Medical Technology Co. Ltd., Class A	400,100	947,061
	Shanghai Rural Commercial Bank Co. Ltd., Class A	995,600	1,194,033
	Shanghai Shibei Hi-Tech Co. Ltd., Class A	411,000	356,949
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	420,400	615,655
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	24,100	192,677
*	Shanghai Stonehill Technology Co. Ltd., Class A	273,126	304,342
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	384,400	802,845
	Shanghai Tunnel Engineering Co. Ltd., Class A	1,033,995	959,690

	Shares	Value»
CHINA — (Continued)
Shanghai Vital Microtech Co. Ltd.	160,310	$418,541
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	261,561	402,110
Shanghai Yaoji Technology Co. Ltd., Class A	231,500	844,383
Shanghai Yct Electronics Group Co. Ltd., Class A	20,180	133,767
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	669,100	522,903
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	141,157	884,441
Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	1,059,300	704,368
Shanghai Zhonggu Logistics Co. Ltd., Class A	931,400	1,448,162
Shanghai Zijiang Enterprise Group Co. Ltd., Class A	1,126,382	1,250,508
Shanjin International Gold Co. Ltd., Class A	550,580	1,682,955
Shannon Semiconductor Technology Co. Ltd., Class A	79,000	1,469,599
Shantou Wanshun New Material Group Co. Ltd., Class A	351,700	313,851
Shantui Construction Machinery Co. Ltd., Class A	645,400	1,049,938
Shanxi Blue Flame Holding Co. Ltd., Class A	1,010,498	1,028,873
Shanxi Coal International Energy Group Co. Ltd., Class A	837,600	1,299,894
Shanxi Coking Co. Ltd., Class A	1,285,597	771,692

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,766,141	$1,817,631
*	Shanxi Guoxin Energy Corp. Ltd., Class A	1,859,360	923,267
	Shanxi Hi-speed Group Co. Ltd., Class A	1,211,300	882,543
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	956,191	904,638
*	Shanxi Lu’an Chemical Technology Co. Ltd., Class A	979,900	395,626
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,076,748	2,239,963
*	Shanxi Meijin Energy Co. Ltd., Class A	874,700	644,336
	Shanxi Securities Co. Ltd., Class A	405,800	365,219
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	934,292	552,931
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	188,729	5,056,667
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	299,400	294,011
	Sharetronic Data Technology Co. Ltd., Class A	51,660	1,178,128
	Shede Spirits Co. Ltd., Class A	84,400	736,308
	Shenergy Co. Ltd., Class A	1,024,033	1,184,752
	Shengda Resources Co. Ltd., Class A	271,930	898,374
	Shenghe Resources Holding Co. Ltd., Class A	299,200	977,155
	Shenguan Holdings Group Ltd.	4,272,000	148,343
	Shengyi Electronics Co. Ltd., Class A	62,065	947,904
	Shengyi Technology Co. Ltd., Class A	387,682	3,495,527
	Shenma Industry Co. Ltd., Class A	438,700	612,649

		Shares	Value»
CHINA — (Continued)
	Shennan Circuits Co. Ltd., Class A	103,457	$3,114,379
#Ω	Shenwan Hongyuan Group Co. Ltd., Class H	4,025,600	1,771,285
*	Shenyang Jinbei Automotive Co. Ltd., Class A	880,500	576,225
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	73,617	829,264
	Shenzhen Agricultural Power Group Co. Ltd., Class A	921,538	1,106,944
	Shenzhen Airport Co. Ltd., Class A	934,083	948,383
	Shenzhen Aisidi Co. Ltd., Class A	795,938	1,387,671
*	Shenzhen Baoming Technology Co. Ltd., Class A	5,300	39,963
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	495,700	776,316
	Shenzhen BSC Technology Co. Ltd., Class A	75,300	387,741
	Shenzhen Capchem Technology Co. Ltd., Class A	73,040	545,029
	Shenzhen Center Power Tech Co. Ltd., Class A	200,200	644,817
	Shenzhen Cereals Holdings Co. Ltd., Class A	581,050	570,448
	Shenzhen Changhong Technology Co. Ltd., Class A	297,500	573,834
	Shenzhen Click Technology Co. Ltd., Class A	222,400	588,782
*	Shenzhen Clou Electronics Co. Ltd., Class A	24,100	29,642
	Shenzhen Colibri Technologies Co. Ltd., Class A	201,400	630,694
	Shenzhen Comix Group Co. Ltd., Class A	314,200	284,272

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Das Intellitech Co. Ltd., Class A	970,200	$446,236
	Shenzhen Desay Battery Technology Co., Class A	300,481	1,186,942
*	Shenzhen Dynanonic Co. Ltd., Class A	120,687	779,315
	Shenzhen Energy Group Co. Ltd., Class A	817,400	807,835
	Shenzhen Envicool Technology Co. Ltd., Class A	195,845	1,929,728
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	293,460	1,568,102
#	Shenzhen Expressway Corp. Ltd., Class H	3,812,000	3,564,239
	Shenzhen Farben Information Technology Co. Ltd., Class A	79,600	260,684
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	264,622	794,632
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	741,800	438,740
*	Shenzhen Fenda Technology Co. Ltd., Class A	584,800	547,604
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	4,629	93,419
	Shenzhen FRD Science & Technology Co. Ltd., Class A	189,233	836,607
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	519,200	525,611
	Shenzhen Gas Corp. Ltd., Class A	879,816	831,073
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	398,103	668,225

		Shares	Value»
CHINA — (Continued)
	Shenzhen Goodix Technology Co. Ltd., Class A	19,000	$219,596
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	213,100	1,539,055
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	569,000	393,521
	Shenzhen Honor Electronic Co. Ltd., Class A	33,177	907,559
	Shenzhen Hopewind Electric Co. Ltd., Class A	86,100	365,170
	Shenzhen Huaqiang Industry Co. Ltd., Class A	42,900	167,555
*	Shenzhen Infogem Technologies Co. Ltd., Class A	12,300	81,990
	Shenzhen Inovance Technology Co. Ltd., Class A	147,975	1,601,037
#	Shenzhen International Holdings Ltd.	9,974,164	10,339,103
#*	Shenzhen Investment Ltd.	19,647,674	2,123,574
	Shenzhen Invt Electric Co. Ltd., Class A	460,800	583,447
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	333,400	456,406
*	Shenzhen Jinjia Group Co. Ltd., Class A	875,400	549,189
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	806,500	758,943
	Shenzhen Kaifa Technology Co. Ltd., Class A	292,821	1,123,985
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	176,644	427,168
	Shenzhen Kedali Industry Co. Ltd., Class A	91,320	2,312,792

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	72,700	$172,052
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	603,700	1,394,823
	Shenzhen Kinwong Electronic Co. Ltd., Class A	199,824	2,037,350
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	215,400	1,303,266
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	463,500	727,189
	Shenzhen Leaguer Co. Ltd., Class A	679,300	880,884
	Shenzhen Lifotronic Technology Co. Ltd., Class A	286,341	555,523
	Shenzhen Megmeet Electrical Co. Ltd., Class A	108,116	1,156,073
	Shenzhen Microgate Technology Co. Ltd., Class A	508,900	907,853
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	181,372	5,483,445
	Shenzhen MTC Co. Ltd., Class A	1,266,138	1,094,753
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	856,700	303,624
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	174,100	1,493,116
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	1,534,701	671,406
	Shenzhen Noposin Crop Science Co. Ltd., Class A	529,100	906,917
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,667,976	558,503

	Shares	Value»
CHINA — (Continued)
Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	1,857,500	$487,701
Shenzhen Qingyi Photomask Ltd., Class A	100,308	405,890
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	53,000	444,117
Shenzhen SC New Energy Technology Corp., Class A	113,071	1,501,356
Shenzhen SED Industry Co. Ltd., Class A	257,489	750,493
Shenzhen SEG Co. Ltd., Class A	585,000	815,193
Shenzhen Senior Technology Material Co. Ltd., Class A	359,770	720,063
Shenzhen Sinexcel Electric Co. Ltd., Class A	189,550	1,114,519
Shenzhen Sunline Tech Co. Ltd., Class A	89,300	185,616
Shenzhen Sunlord Electronics Co. Ltd., Class A	262,070	1,407,653
Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	79,900	267,834
Shenzhen Sunway Communication Co. Ltd., Class A	186,354	936,271
Shenzhen Tagen Group Co. Ltd., Class A	1,206,545	642,689
Shenzhen Topband Co. Ltd., Class A	454,871	881,896
Shenzhen Topraysolar Co. Ltd., Class A	904,200	463,894
Shenzhen Topway Video Communication Co. Ltd., Class A	402,400	480,171
Shenzhen Transsion Holdings Co. Ltd., Class A	121,820	1,305,852
Shenzhen United Winners Laser Co. Ltd., Class A	148,876	545,555

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	78,000	$300,174
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	322,100	1,251,836
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	880,296	564,239
	Shenzhen Yinghe Technology Co. Ltd., Class A	419,786	1,766,783
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	361,100	579,717
*	Shenzhen Ysstech Info-tech Co. Ltd., Class A	27,400	78,312
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	275,880	1,058,648
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	3,300	54,979
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	2,368,280	1,835,850
	Shenzhou International Group Holdings Ltd.	3,370,600	29,094,373
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	73,800	671,831
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	28,300	91,798
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	255,601	642,653
	Shinva Medical Instrument Co. Ltd., Class A	529,440	1,156,275
#	Shiyue Daotian Group Co. Ltd., Class H	258,000	278,448
#	Shoucheng Holdings Ltd.	13,847,640	3,891,182

		Shares	Value»
CHINA — (Continued)
	Shougang Century Holdings Ltd.	266,000	$26,665
#	Shougang Fushan Resources Group Ltd.	20,643,003	8,099,446
††	Shouhang High-Tech Energy Co. Ltd., Class A	1,336,400	13,151
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	1,648,200	1,602,099
	Shui On Land Ltd.	26,574,776	2,424,710
*	Siasun Robot & Automation Co. Ltd., Class A	22,500	58,330
	Sichuan Changhong Electric Co. Ltd., Class A	591,900	848,236
*	Sichuan Chengfei Integration Technology Corp., Class A	160,100	953,578
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	1,071,565
	Sichuan Development Lomon Co. Ltd., Class A	273,900	429,899
	Sichuan EM Technology Co. Ltd., Class A	415,700	1,164,724
	Sichuan Expressway Co. Ltd., Class H	4,528,000	2,979,667
	Sichuan Furong Technology Co. Ltd., Class A	253,444	327,765
*	Sichuan Haite High-tech Co. Ltd., Class A	415,083	732,140
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,753,420	537,109
*	Sichuan Hexie Shuangma Co. Ltd., Class A	419,843	1,200,453
*	Sichuan Hongda Co. Ltd., Class A	431,900	663,321
	Sichuan Injet Electric Co. Ltd., Class A	118,225	878,249

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,505	$196,578
	Sichuan Jiuzhou Electric Co. Ltd., Class A	27,100	58,368
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	371,963	1,829,522
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H	25,600	1,471,635
*	Sichuan Lutianhua Co. Ltd., Class A	966,300	582,694
	Sichuan New Energy Power Co. Ltd., Class A	405,000	700,067
	Sichuan Road & Bridge Group Co. Ltd., Class A	2,053,960	2,737,392
	Sichuan Swellfun Co. Ltd., Class A	128,805	765,788
	Sichuan Teway Food Group Co. Ltd., Class A	513,900	862,246
	Sichuan Yahua Industrial Group Co. Ltd., Class A	320,700	916,200
#	Sihuan Pharmaceutical Holdings Group Ltd.	25,679,000	4,894,553
	SIIC Environment Holdings Ltd. (807 HK)	259,000	37,312
Ω	Simcere Pharmaceutical Group Ltd.	4,706,000	7,495,425
	Sineng Electric Co. Ltd., Class A	227,500	1,030,092
	Sino Biopharmaceutical Ltd.	29,503,495	26,875,671
	Sino Wealth Electronic Ltd., Class A	62,139	238,685
	Sino-Agri Leading Biosciences Co. Ltd., Class A	28,900	53,978
	Sinocare, Inc., Class A	213,460	568,293

		Shares	Value»
CHINA — (Continued)
*	Sinochem International Corp., Class A	963,337	$566,030
	Sinofert Holdings Ltd.	16,608,673	3,247,751
	Sinofibers Technology Co. Ltd., Class A	70,000	316,729
	Sinolink Securities Co. Ltd., Class A	403,500	560,261
	Sinoma International Engineering Co., Class A	1,171,750	1,568,862
	Sinoma Science & Technology Co. Ltd., Class A	195,495	952,093
	Sinomach Automobile Co. Ltd., Class A	1,090,150	955,635
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	603,500	300,306
	Sinomach Precision Industry Group Co. Ltd., Class A	351,000	1,412,990
	Sinomine Resource Group Co. Ltd., Class A	139,140	1,101,169
	Sinopec Engineering Group Co. Ltd., Class H	10,926,000	10,292,347
#	Sinopec Kantons Holdings Ltd.	7,660,000	3,962,234
*	Sinopec Oilfield Equipment Corp., Class A	775,385	792,029
*	Sinopec Oilfield Service Corp., Class H	16,120,000	1,599,078
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	20,941,000	3,584,166
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	63,467	346,679
	Sinopharm Group Co. Ltd., Class H	9,206,800	22,948,552
	Sino-Platinum Metals Co. Ltd., Class A	307,813	719,349
	Sinoseal Holding Co. Ltd., Class A	131,727	644,422
	Sinosoft Co. Ltd., Class A	228,580	681,863
	Sinosteel Engineering & Technology Co. Ltd., Class A	1,184,268	1,065,467

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinosteel New Materials Co. Ltd., Class A	366,200	$563,829
#	Sinotrans Ltd., Class H	19,256,000	13,088,507
	Sinotruk Hong Kong Ltd.	5,474,000	18,287,733
	Sinotruk Jinan Truck Co. Ltd., Class A	474,273	1,210,060
	Skshu Paint Co. Ltd., Class A	101,248	627,721
	Skyworth Digital Co. Ltd., Class A	240,699	459,940
*	Skyworth Group Ltd.	208,000	105,410
#Ω	Smoore International Holdings Ltd.	3,419,000	5,758,026
	Snowsky Salt Industry Group Co. Ltd., Class A	920,100	737,297
*	SOHO China Ltd.	16,278,839	1,153,918
	Soho Holly Futures Co. Ltd., Class H	47,000	23,250
*	Sohu.com Ltd., ADR	72,129	1,074,722
	Sokan New Materials Group Co. Ltd., Class A	4,137	19,201
	Solareast Holdings Co. Ltd., Class A	354,700	504,048
	Songcheng Performance Development Co. Ltd., Class A	299,500	338,194
	Sonoscape Medical Corp., Class A	59,900	241,508
	SooChow Securities Co. Ltd., Class A	903,921	1,219,265
#*	South Manganese Investment Ltd.	4,644,000	269,239
	Southern Publishing & Media Co. Ltd., Class A	766,000	1,523,031
	Southwest Securities Co. Ltd., Class A	1,209,100	805,489
#	So-Young International, Inc., ADR	39,017	113,539
	SPIC Industry-Finance Holdings Co. Ltd., Class A	79,600	73,873
*	SPIC Yuanda Environmental-Protection Co. Ltd., Class A	1,285,000	2,413,238

		Shares	Value»
CHINA — (Continued)
	Spring Airlines Co. Ltd., Class A	184,900	$1,392,784
#	SSY Group Ltd.	13,502,506	5,390,090
	Stanley Agricultural Group Co. Ltd., Class A	751,500	1,029,735
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	1,128,400	1,139,883
	StarPower Semiconductor Ltd., Class A	36,220	532,964
	State Grid Information & Communication Co. Ltd., Class A	316,526	820,153
	State Grid Yingda Co. Ltd., Class A	802,300	727,804
	STO Express Co. Ltd., Class A	1,103,600	2,402,178
	Sufa Technology Industry Co. Ltd. CNNC, Class A	151,300	447,648
	Sumavision Technologies Co. Ltd., Class A	737,200	585,326
	Sumec Corp. Ltd., Class A	894,200	1,421,517
	Sun Art Retail Group Ltd.	14,229,500	3,457,870
*	Sun Create Electronics Co. Ltd., Class A	120,797	446,959
#	Sun King Technology Group Ltd.	6,342,000	1,649,599
	Sunflower Pharmaceutical Group Co. Ltd., Class A	591,800	1,214,059
	Sungrow Power Supply Co. Ltd., Class A	338,643	9,035,170
	Suning Universal Co. Ltd., Class A	1,679,000	601,702
	Sunny Optical Technology Group Co. Ltd.	3,287,400	31,768,436
	Sunresin New Materials Co. Ltd., Class A	108,300	845,480
	Sunrise Group Co. Ltd., Class A	664,930	540,285

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	Sunshine Lake Pharma Co. Ltd.	568,298	$3,349,576
	Sunstone Development Co. Ltd., Class A	214,600	742,798
	Suntak Technology Co. Ltd., Class A	571,800	1,144,706
	Sunward Intelligent Equipment Co. Ltd., Class A	746,500	1,390,111
	Sunwoda Electronic Co. Ltd., Class A	196,799	992,043
	Suofeiya Home Collection Co. Ltd., Class A	313,634	573,688
	SUPCON Technology Co. Ltd., Class A	68,807	506,019
	Suzhou Anjie Technology Co. Ltd., Class A	289,500	566,382
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	248,367	2,390,902
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,468,747	701,868
	Suzhou Good-Ark Electronics Co. Ltd., Class A	305,437	439,742
*	Suzhou HYC Technology Co. Ltd., Class A	55,045	236,126
	Suzhou Maxwell Technologies Co. Ltd., Class A	59,773	884,309
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	364,500	304,594
	Suzhou Secote Precision Electronic Co. Ltd., Class A	103,544	697,952
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	185,900	384,991
	Suzhou Sushi Testing Group Co. Ltd., Class A	294,721	648,760

		Shares	Value»
CHINA — (Continued)
	Suzhou TFC Optical Communication Co. Ltd., Class A	126,660	$2,793,248
	Suzhou TZTEK Technology Co. Ltd., Class A	62,199	473,584
	Suzhou Veichi Electric Co. Ltd., Class A	49,957	605,004
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	11,411	166,660
*	SVG Optronics Co. Ltd., Class A	48,200	245,186
	SY Holdings Group Ltd.	2,319,000	3,368,599
	Symphony Holdings Ltd.	7,630,000	1,474,793
*	SYoung Group Co. Ltd., Class A	223,433	641,761
	T&S Communications Co. Ltd., Class A	25,000	350,781
	Taiji Computer Corp. Ltd., Class A	90,628	342,346
*	Taiyuan Heavy Industry Co. Ltd., Class A	2,349,200	918,169
*	Talkweb Information System Co. Ltd., Class A	62,200	299,917
*	Tangrenshen Group Co. Ltd., Class A	854,285	573,029
	TangShan Port Group Co. Ltd., Class A	1,476,730	824,564
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	1,177,139	943,103
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	46,000	120,155
	Tansun Technology Co. Ltd., Class A	40,000	124,511
*	Tanwan, Inc.	90,400	172,285
	Tasly Pharmaceutical Group Co. Ltd., Class A	349,900	759,875
	Tayho Advanced Materials Group Co. Ltd., Class A	488,700	689,625
	TBEA Co. Ltd., Class A	1,205,180	3,317,691
	TCL Electronics Holdings Ltd.	8,352,932	9,917,566

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	TCL Technology Group Corp., Class A	4,478,818	$2,715,620
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	521,852	694,053
	TDG Holdings Co. Ltd., Class A	694,500	1,003,213
*††	Tech-Pro, Inc.	37,652,000	0
*	Tellhow Sci-Tech Co. Ltd., Class A	372,100	487,361
	Telling Telecommunication Holding Co. Ltd., Class A	190,300	269,818
	Ten Pao Group Holdings Ltd.	1,144,000	334,062
	Tencent Holdings Ltd.	11,495,400	933,744,879
	Tencent Music Entertainment Group, ADR	1,103,923	24,639,561
#	Tenfu Cayman Holdings Co. Ltd.	101,000	38,486
	Three Squirrels, Inc., Class A	156,800	519,654
	Three’s Co. Media Group Co. Ltd., Class A	113,992	461,606
	Thunder Software Technology Co. Ltd., Class A	11,800	114,049
	Tian An China Investment Co. Ltd.	1,336,357	781,130
	Tian Di Science & Technology Co. Ltd., Class A	871,000	731,924
#	Tian Lun Gas Holdings Ltd.	740,000	308,199
*††	Tian Shan Development Holding Ltd.	1,584,000	0
	Tiande Chemical Holdings Ltd.	496,000	91,482
*	Tianfeng Securities Co. Ltd., Class A	963,100	709,414
#	Tiangong International Co. Ltd.	9,606,000	3,637,825
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	103,284	291,748

		Shares	Value»
CHINA — (Continued)
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,506,000	$1,375,249
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	1,516,051	814,155
	Tianjin Development Holdings Ltd.	1,963,800	657,016
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	56,221	356,855
	Tianjin Port Co. Ltd., Class A	922,828	623,826
	Tianjin Port Development Holdings Ltd.	11,851,200	1,084,962
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	320,970	972,742
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	923,601	551,236
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	894,400	826,086
*	Tianma Microelectronics Co. Ltd., Class A	793,112	1,083,129
	Tianneng Battery Group Co. Ltd., Class A	115,564	550,672
	Tianneng Power International Ltd.	7,163,952	7,941,805
#*	Tianqi Lithium Corp., Class H	474,600	2,917,402
	Tianrun Industry Technology Co. Ltd., Class A	1,010,800	905,227
	Tianshan Aluminum Group Co. Ltd., Class A	1,628,800	3,058,933
*	TianShan Material Co. Ltd., Class A	458,401	388,072
	Tianshui Huatian Technology Co. Ltd., Class A	618,107	1,048,810
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	63,700	229,112

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tibet Huayu Mining Co. Ltd., Class A	130,500	$546,294
	Tibet Mineral Development Co. Ltd., Class A	113,800	420,929
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	98,110	640,374
*	Tibet Water Resources Ltd.	6,597,000	535,043
	Time Interconnect Technology Ltd.	2,158,000	4,340,706
	Tinergy Chemical Co. Ltd., Class A	848,073	665,239
	Tingyi Cayman Islands Holding Corp.	9,616,000	13,193,427
	Titan Wind Energy Suzhou Co. Ltd., Class A	1,062,759	1,144,312
	TK Group Holdings Ltd.	466,000	152,683
	TKD Science & Technology Co. Ltd., Class A	197,108	410,759
	Tofflon Science & Technology Group Co. Ltd., Class A	386,444	920,984
	Toly Bread Co. Ltd., Class A	977,334	748,846
	Tomson Group Ltd.	3,087,259	1,075,018
#	Tong Ren Tang Technologies Co. Ltd., Class H	4,433,000	2,645,359
	Tongcheng Travel Holdings Ltd.	8,107,600	22,310,547
	Tongdao Liepin Group	1,578,200	646,591
*	Tongding Interconnection Information Co. Ltd., Class A	570,600	419,857
	TongFu Microelectronics Co. Ltd., Class A	334,815	2,001,200
	Tongguan Gold Group Ltd.	838,000	291,760
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	403,460	511,652

		Shares	Value»
CHINA — (Continued)
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	48,100	$175,301
	Tongkun Group Co. Ltd., Class A	568,666	1,136,820
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	1,114,400	1,700,516
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,337,900	2,479,873
*	Tongwei Co. Ltd., Class A	491,976	1,713,190
	Tongyu Heavy Industry Co. Ltd., Class A	2,276,700	985,793
	Topchoice Medical Corp., Class A	100,102	611,382
	Topsec Technologies Group, Inc., Class A	661,800	969,960
Ω	Topsports International Holdings Ltd.	19,139,000	7,585,259
	Toread Holdings Group Co. Ltd., Class A	288,000	378,811
#	Towngas Smart Energy Co. Ltd.	5,127,654	2,570,563
*	TPV Technology Co. Ltd., Class A	1,741,000	636,514
*Ω	Transcenta Holding Ltd.	272,500	108,331
	Transfar Zhilian Co. Ltd., Class A	789,198	692,702
#	TravelSky Technology Ltd., Class H	5,385,938	7,087,886
	Triangle Tyre Co. Ltd., Class A	350,700	728,889
*	Trigiant Group Ltd.	6,560,000	265,779
*	Trina Solar Co. Ltd., Class A	358,111	1,024,945
	Trip.com Group Ltd. (TCOM US), ADR	913,870	64,564,915
#*	Triumph New Energy Co. Ltd., Class H	1,222,000	685,785
	Triumph Science & Technology Co. Ltd., Class A	422,000	727,770
*††	Trony Solar Holdings Co. Ltd.	2,133,000	0

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Troy Information Technology Co. Ltd., Class A	229,100	$213,248
*	TRS Information Technology Corp. Ltd., Class A	41,900	121,266
*	Truking Technology Ltd., Class A	327,500	515,654
Ω	Tsaker New Energy Tech Co. Ltd.	220,500	20,388
*	Tsinghua Tongfang Co. Ltd., Class A	419,900	515,015
	Tsingtao Brewery Co. Ltd., Class H	2,304,000	15,571,649
	TSP Wind Power Group Co. Ltd.	857,600	1,022,658
*Ω	Tuhu Car, Inc.	46,800	106,405
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	2,895,700	28,495
	Tungkong, Inc., Class A	142,800	233,610
	Tuniu Corp., Sponsored ADR	88,047	74,206
	Uni-Bio Science Group Ltd.	620,000	10,103
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	62,739	720,692
	Unilumin Group Co. Ltd., Class A	669,131	693,611
	Uni-President China Holdings Ltd.	11,679,308	12,644,523
	Unisplendour Corp. Ltd., Class A	198,320	755,141
#	United Energy Group Ltd.	9,285,100	592,424
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	544,633	1,843,322
††	Untrade.China Dili	10,753,661	171,327
*††	Untrade.Lumena Newmat	391,649	0
*	UTour Group Co. Ltd., Class A	499,300	492,370
	V V Food & Beverage Co. Ltd., Class A	1,007,800	506,617
	Valiant Co. Ltd., Class A	512,727	1,009,556

		Shares	Value»
CHINA — (Continued)
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	166,428	$486,373
	Vats Liquor Chain Store Management JSC Ltd. (300755 CH), Class A	7,900	23,087
	Vatti Corp. Ltd., Class A	632,300	568,037
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	166,700	577,852
Ω	VCredit Holdings Ltd.	109,600	40,572
*Ω	Venus MedTech Hangzhou, Inc., Class H	102,000	35,823
*	Venustech Group, Inc., Class A	183,400	404,010
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	2,926	65,500
	Victory Giant Technology Huizhou Co. Ltd., Class A	278,500	11,455,935
	Vipshop Holdings Ltd., ADR	2,925,595	51,168,657
*	Visionox Technology, Inc., Class A	499,500	595,246
	Visual China Group Co. Ltd., Class A	76,300	232,047
*Ω	Viva Biotech Holdings .	6,322,500	1,982,924
#*	Vnet Group, Inc., ADR	449,082	4,670,453
	Walvax Biotechnology Co. Ltd., Class A	224,200	385,423
*	Wanda Film Holding Co. Ltd., Class A	293,000	455,323
	Wanda Hotel Development Co. Ltd.	326,000	6,856
	Wangneng Environment Co. Ltd., Class A	399,191	959,200
	Wangsu Science & Technology Co. Ltd., Class A	382,517	622,368
#	Wanguo Gold Group Ltd.	1,000,000	3,936,685
	Wanhua Chemical Group Co. Ltd., Class A	879,528	7,741,714

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Want Want China Holdings Ltd.	29,515,000	$19,073,378
	Wanxiang Qianchao Co. Ltd., Class A	1,235,519	2,181,797
	Warom Technology, Inc. Co., Class A	222,014	609,908
	Wasion Holdings Ltd.	4,776,000	7,684,367
	Wasu Media Holding Co. Ltd., Class A	734,500	814,677
	Weibo Corp. (9898 HK), Class A	18,460	201,846
#	Weibo Corp. (WB US), Sponsored ADR	552,309	6,009,122
	Weichai Power Co. Ltd., Class H	11,822,120	24,428,028
	Weifu High-Technology Group Co. Ltd., Class A	236,747	714,362
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	193,600	278,429
	Weihai Guangwei Composites Co. Ltd., Class A	176,520	714,246
	Weilong Delicious Global Holdings Ltd.	390,000	598,247
#*	WellCell Holdings Co. Ltd.	152,800	253,356
	Wellhope Foods Co. Ltd., Class A	569,744	614,374
	Wencan Group Co. Ltd., Class A	215,400	654,559
	Wens Foodstuff Group Co. Ltd., Class A	1,533,566	3,914,513
	Wenzhou Yihua Connector Co. Ltd., Class A	76,200	502,429
#	West China Cement Ltd.	21,952,000	8,389,065
	Western Metal Materials Co. Ltd., Class A	222,800	563,185
	Western Mining Co. Ltd., Class A	675,800	2,279,443
	Western Region Gold Co. Ltd., Class A	367,200	1,415,310
	Western Securities Co. Ltd., Class A	816,630	986,283

		Shares	Value»
CHINA — (Continued)
	Western Superconducting Technologies Co. Ltd., Class A	102,647	$1,128,035
#	Wharf Holdings Ltd.	2,403,000	6,321,947
	Willfar Information Technology Co. Ltd., Class A	84,970	440,776
	Winall Hi-Tech Seed Co. Ltd., Class A	315,815	393,322
	Windey Energy Technology Group Co. Ltd., Class A	347,538	892,316
*	Wingtech Technology Co. Ltd., Class A	129,997	821,580
	Winner Medical Co. Ltd., Class A	88,325	512,815
	Winning Health Technology Group Co. Ltd., Class A	491,000	610,432
	Wolong Electric Group Co. Ltd., Class A	278,994	1,894,571
*	World Union Group, Inc., Class A	1,047,377	341,838
	Wuchan Zhongda Group Co. Ltd., Class A	1,140,550	937,983
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	54,940	519,538
	Wuhan East Lake High Technology Group Co. Ltd., Class A	300,200	415,115
	Wuhan Easydiagnosis Biomedicine Co. Ltd., Class A	81,696	220,841
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	186,300	326,764
*	Wuhan Guide Infrared Co. Ltd., Class A	90,000	175,610
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	13,800	145,755
*	Wuhan P&S Information Technology Co. Ltd., Class A	94,400	148,552

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	185,500	$670,706
	Wuhu Token Science Co. Ltd., Class A	763,240	665,777
	Wuliangye Yibin Co. Ltd., Class A	841,312	14,073,709
	Wuling Motors Holdings Ltd.	1,060,000	69,570
	WUS Printed Circuit Kunshan Co. Ltd., Class A	323,380	3,215,290
	Wushang Group Co. Ltd., Class A	500,600	702,768
Ω	WuXi AppTec Co. Ltd., Class H	1,051,260	14,689,382
	Wuxi Autowell Technology Co. Ltd., Class A	237,641	1,460,287
	Wuxi Best Precision Machinery Co. Ltd., Class A	105,270	389,987
*Ω	Wuxi Biologics Cayman, Inc.	9,952,500	46,419,390
	Wuxi Boton Technology Co. Ltd., Class A	208,338	682,217
	Wuxi Chipown Micro-Electronics Ltd., Class A	39,976	360,057
	Wuxi DK Electronic Materials Co. Ltd., Class A	57,300	497,705
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	789,100	1,715,601
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	67,600	555,703
	Wuxi NCE Power Co. Ltd., Class A	96,600	509,980
	Wuxi Paike New Materials Technology Co. Ltd., Class A	73,698	723,543
	Wuxi Rural Commercial Bank Co. Ltd., Class A	1,037,400	885,196
	Wuxi Taiji Industry Ltd. Co., Class A	659,456	803,655
*	WuXi XDC Cayman, Inc.	411,000	3,970,426

		Shares	Value»
CHINA — (Continued)
	Wuxi Xinje Electric Co. Ltd., Class A	75,000	$606,514
	Wuzhou Special Paper Group Co. Ltd., Class A	172,811	289,045
	XCMG Construction Machinery Co. Ltd., Class A	2,166,000	3,239,770
	XD, Inc.	282,200	2,447,549
	XGD, Inc., Class A	289,994	1,129,132
#*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,647,000	855,835
	Xiamen Amoytop Biotech Co. Ltd., Class A	71,126	729,851
	Xiamen Bank Co. Ltd., Class A	973,161	964,449
	Xiamen C&D, Inc., Class A	483,230	692,328
	Xiamen Changelight Co. Ltd., Class A	411,188	690,734
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	178,626	174,956
	Xiamen Faratronic Co. Ltd., Class A	42,658	721,811
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	90,100	395,694
	Xiamen International Airport Co. Ltd., Class A	126,156	300,300
	Xiamen Intretech, Inc., Class A	231,684	644,686
	Xiamen ITG Group Corp. Ltd., Class A	877,963	799,708
	Xiamen Jihong Technology Co. Ltd., Class A	262,170	687,534
	Xiamen Kingdomway Group Co., Class A	335,829	952,920
	Xiamen Port Development Co. Ltd., Class A	612,400	900,258
	Xiamen Tungsten Co. Ltd., Class A	425,462	2,136,196
	Xiamen Xiangyu Co. Ltd., Class A	1,420,300	1,657,660

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Xian International Medical Investment Co. Ltd., Class A	726,600	$489,793
	Xi’an Manareco New Materials Co. Ltd., Class A	81,732	559,059
	Xi’An Shaangu Power Co. Ltd., Class A	721,545	882,443
	Xi’an Triangle Defense Co. Ltd., Class A	216,038	779,159
	Xiandai Investment Co. Ltd., Class A	1,253,038	746,360
*	Xiangcai Co. Ltd., Class A	453,908	821,837
	Xiangpiaopiao Food Co. Ltd., Class A	101,300	187,628
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	403,530	864,144
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	337,100	700,613
	Xianhe Co. Ltd., Class A	281,207	903,948
*Ω	Xiaomi Corp., Class B	9,622,200	53,383,104
	Xilinmen Furniture Co. Ltd., Class A	277,100	666,172
	Ximei Resources Holding Ltd.	55,000	52,687
	Xinfengming Group Co. Ltd., Class A	903,412	2,019,358
	Xingfa Aluminium Holdings Ltd.	360,000	360,566
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	3,397,000	4,559,702
	Xinhuanet Co. Ltd., Class A	141,887	398,823
	Xinjiang Communications Construction Group Co. Ltd., Class A	333,800	887,564
	Xinjiang Joinworld Co. Ltd., Class A	628,646	716,388
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	1,046,900	693,135
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	206,825	827,594

		Shares	Value»
CHINA — (Continued)
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	6,474,000	$2,154,813
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	725,900	926,776
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	1,005,300	664,263
#*	Xinte Energy Co. Ltd., Class H	3,980,800	3,971,865
	Xinxiang Chemical Fiber Co. Ltd., Class A	1,110,000	682,493
	Xinxiang Richful Lube Additive Co. Ltd., Class A	141,940	1,133,629
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	947,950	576,897
#	Xinyi Energy Holdings Ltd.	6,586,563	1,075,420
#	Xinyi Solar Holdings Ltd.	41,138,716	18,956,586
	Xinyu Iron & Steel Co. Ltd., Class A	905,500	534,795
*	Xinzhi Group Co. Ltd., Class A	305,800	1,230,709
	Xizang Zhufeng Resources Co. Ltd., Class A	427,700	857,715
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	318,500	717,030
*	XPeng, Inc., Class A	1,075,300	12,527,419
	Xtep International Holdings Ltd.	13,824,756	10,010,717
	Xuji Electric Co. Ltd., Class A	247,100	918,820
#*	Xunlei Ltd., ADR	146,808	1,308,059
*	XXF Group Holdings Ltd.	55,000	67,351
Ω	Yadea Group Holdings Ltd.	7,252,408	11,338,565
	Yangling Metron New Material, Inc., Class A	378,312	885,540
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	839,500	3,847,052

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	143,500	$1,406,405
	Yankershop Food Co. Ltd., Class A	54,772	565,168
#	Yankuang Energy Group Co. Ltd., Class H	17,643,499	24,221,785
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	187,742	567,222
	Yantai China Pet Foods Co. Ltd., Class A	132,916	1,068,453
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	201,194	441,515
	Yantai Eddie Precision Machinery Co. Ltd., Class A	198,530	522,064
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	283,692	1,993,563
	YanTai Shuangta Food Co. Ltd., Class A	670,050	527,750
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	356,200	836,692
*	Yatsen Holding Ltd., ADR	43,036	305,556
	YD Electronic Technology Co. Ltd., Class A	88,100	580,704
#*	Yeahka Ltd.	706,800	788,158
	Yealink Network Technology Corp. Ltd., Class A	239,820	1,213,041
	Yechiu Metal Recycling China Ltd., Class A	831,540	365,827
	Yeebo International Holdings Ltd.	190,000	107,339
	YGSOFT, Inc., Class A	606,071	553,926
*	Yibin Tianyuan Group Co. Ltd., Class A	721,300	590,266
	Yifan Pharmaceutical Co. Ltd., Class A	265,800	491,990
	Yifeng Pharmacy Chain Co. Ltd., Class A	360,951	1,239,351

		Shares	Value»
CHINA — (Continued)
#	Yihai International Holding Ltd.	3,666,000	$5,624,802
*	Yijiahe Technology Co. Ltd., Class A	81,100	348,152
	Yinbang Clad Material Co. Ltd., Class A	246,700	354,992
	Yindu Kitchen Equipment Co. Ltd., Class A	204,641	523,795
	Yip’s Chemical Holdings Ltd.	1,348,000	346,604
	Yiren Digital Ltd., Sponsored ADR	329,520	1,838,722
#Ω	Yixin Group Ltd.	9,628,000	2,806,376
	Yixintang Pharmaceutical Group Co. Ltd., Class A	452,923	853,636
	Yizumi Holdings Co. Ltd., Class A	286,600	1,018,345
	Yonfer Agricultural Technology Co. Ltd., Class A	849,800	1,776,525
	Yongjin Technology Group Co. Ltd.	286,200	737,430
	YongXing Special Materials Technology Co. Ltd., Class A	141,918	981,322
*	Yonyou Network Technology Co. Ltd., Class A	123,643	271,329
	Yotrio Group Co. Ltd., Class A	1,110,600	602,472
*	Youcare Pharmaceutical Group Co. Ltd., Class A	175,457	534,330
*	Youdao, Inc., ADR	9,339	97,966
	Youngor Fashion Co. Ltd., Class A	608,700	641,813
	Youngy Co. Ltd., Class A	95,700	639,121
	Youzu Interactive Co. Ltd., Class A	386,800	701,072
	YTO Express Group Co. Ltd., Class A	793,975	1,909,135
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	129,500	177,279
	Yuexiu Property Co. Ltd.	10,415,956	5,996,883

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yuexiu Services Group Ltd.	1,361,500	$444,896
#	Yuexiu Transport Infrastructure Ltd.	3,591,415	1,962,806
	Yueyang Forest & Paper Co. Ltd., Class A	765,600	479,046
	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	137,860	350,165
	Yum China Holdings, Inc. (9987 HK)	99,100	4,267,730
	Yum China Holdings, Inc. (YUMC US)	1,395,014	60,348,306
	YUNDA Holding Group Co. Ltd., Class A	1,170,786	1,198,891
	Yunnan Aluminium Co. Ltd., Class A	1,062,000	3,430,369
	Yunnan Baiyao Group Co. Ltd., Class A	174,177	1,387,628
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	1,172,600	1,111,309
	Yunnan Copper Co. Ltd., Class A	651,900	1,653,807
	Yunnan Energy Investment Co. Ltd., Class A	549,300	938,252
*	Yunnan Energy New Material Co. Ltd., Class A	163,995	1,118,459
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	141,500	555,633
	Yunnan Nantian Electronics Information Co. Ltd., Class A	120,891	311,771
	Yunnan Tin Co. Ltd., Class A	791,200	2,636,686
	Yunnan Yuntianhua Co. Ltd., Class A	506,953	2,049,716
	Yusys Technologies Co. Ltd., Class A	164,539	554,342
	Yutong Bus Co. Ltd., Class A	582,006	2,644,520
	Yutong Heavy Industries Co. Ltd., Class A	229,802	377,640
*	Z Fin Ltd.	876,894	665,461

		Shares	Value»
CHINA — (Continued)
	Zangge Mining Co. Ltd., Class A	90,900	$752,624
	ZBOM Home Collection Co. Ltd., Class A	281,938	368,683
	Zengame Technology Holding Ltd.	2,014,000	602,290
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	66,703	1,670,061
#	Zhaojin Mining Industry Co. Ltd., Class H	7,238,166	26,951,585
	Zhefu Holding Group Co. Ltd., Class A	1,898,531	1,096,351
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	338,700	675,703
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	266,940	384,423
	Zhejiang Cfmoto Power Co. Ltd., Class A	33,900	1,219,807
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	30,000	368,833
	Zhejiang China Commodities City Group Co. Ltd., Class A	630,700	1,634,823
	Zhejiang Chint Electrics Co. Ltd., Class A	543,490	2,191,393
	Zhejiang Communications Technology Co. Ltd., Class A	2,119,409	1,245,037
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	1,344,700	884,391
	Zhejiang Crystal-Optech Co. Ltd., Class A	455,162	1,597,702
	Zhejiang Dafeng Industry Co. Ltd., Class A	189,100	348,813
	Zhejiang Dahua Technology Co. Ltd., Class A	547,900	1,575,595

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	453,400	$867,137
	Zhejiang Dingli Machinery Co. Ltd., Class A	115,896	865,583
*	Zhejiang Dun’An Artificial Environment Co. Ltd., Class A	727,940	1,411,244
	Zhejiang Expressway Co. Ltd., Class H	8,928,039	8,715,610
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	271,648	525,772
#*††	Zhejiang Glass Co. Ltd., Class H	192,000	0
	Zhejiang Gongdong Medical Technology Co. Ltd., Class A	28,812	79,383
*	Zhejiang Great Southeast Co. Ltd., Class A	190,500	99,113
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	768,900	1,026,520
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	1,348,400	1,489,170
	Zhejiang Hailiang Co. Ltd., Class A	740,561	1,197,891
	Zhejiang Hailide New Material Co. Ltd., Class A	707,100	580,873
	Zhejiang HangKe Technology, Inc. Co., Class A	388,381	1,784,839
	Zhejiang Hangmin Co. Ltd., Class A	870,200	874,469
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	673,224	543,318
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	957,300	1,508,263
	Zhejiang Huace Film & Television Co. Ltd., Class A	637,000	687,718

		Shares	Value»
CHINA — (Continued)
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	452,879	$1,221,722
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	152,200	374,800
	Zhejiang Huangma Technology Co. Ltd., Class A	316,300	811,068
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	302,900	459,351
	Zhejiang Huayou Cobalt Co. Ltd., Class A	388,435	3,541,311
	Zhejiang International Group Co. Ltd., Class A	135,340	210,472
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	664,200	795,843
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	198,407	1,067,383
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	137,412	616,615
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	165,600	478,027
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	304,070	1,667,741
	Zhejiang Jingu Co. Ltd., Class A	307,650	447,935
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	497,820	1,318,903
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	436,384	1,565,259
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	370,800	1,039,905
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	272,400	671,078

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Juhua Co. Ltd., Class A	258,820	$1,285,189
	Zhejiang Lante Optics Co. Ltd., Class A	131,521	593,081
	Zhejiang Longsheng Group Co. Ltd., Class A	378,634	560,632
	Zhejiang Medicine Co. Ltd., Class A	436,569	894,024
	Zhejiang Meida Industrial Co. Ltd., Class A	322,500	337,822
	Zhejiang Meorient Commerce & Exhibition, Inc., Class A	153,855	299,275
*	Zhejiang Narada Power Source Co. Ltd., Class A	124,100	329,567
	Zhejiang NHU Co. Ltd., Class A	757,379	2,587,832
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	970,977	979,475
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	112,280	420,455
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	430,600	971,731
	Zhejiang Runtu Co. Ltd., Class A	621,250	639,315
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	210,800	1,480,271
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	66,140	519,701
	Zhejiang Semir Garment Co. Ltd., Class A	1,509,125	1,147,251
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	1,317,900	1,015,395
	Zhejiang Shibao Co. Ltd., Class H	618,000	386,889
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	115,400	328,328

		Shares	Value»
CHINA — (Continued)
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	24,900	$153,041
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	188,048	677,126
	Zhejiang Southeast Space Frame Co. Ltd., Class A	643,426	420,513
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	333,200	338,966
	Zhejiang Supor Co. Ltd., Class A	82,169	551,133
	Zhejiang Taihua New Material Group Co. Ltd., Class A	757,900	942,417
	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	290,522	316,773
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	186,202	685,895
	Zhejiang Tony Electronic Co. Ltd., Class A	54,000	164,647
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	466,747	1,115,979
	Zhejiang Wanliyang Co. Ltd., Class A	1,083,441	1,372,053
	Zhejiang Wanma Co. Ltd., Class A	806,000	2,035,149
	Zhejiang Wansheng Co. Ltd., Class A	257,000	409,587
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	486,793	1,481,162
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	768,027	1,174,873
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	538,357	781,726
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	149,632	713,578

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang XCC Group Co. Ltd., Class A	154,200	$995,463
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	511,349	680,892
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	531,893	753,491
	Zhejiang Xinao Textiles, Inc., Class A	622,900	700,321
	Zhejiang Xinhua Chemical Co. Ltd., Class A	95,300	397,796
	Zhejiang Yankon Group Co. Ltd., Class A	135,829	65,904
	Zhejiang Yasha Decoration Co. Ltd., Class A	763,638	432,794
	Zhejiang Yinlun Machinery Co. Ltd., Class A	240,400	1,291,413
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	169,200	403,705
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	201,600	784,388
*	Zhejiang Yongtai Technology Co. Ltd., Class A	306,384	838,833
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	86,040	631,222
	Zhende Medical Co. Ltd., Class A	160,611	2,145,920
*	Zhengzhou Coal Industry & Electric Power Co. Ltd., Class A	864,400	638,084
	Zhengzhou GL Tech Co. Ltd., Class A	13,400	34,236
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	1,245,100	944,283
	Zheshang Development Group Co. Ltd., Class A	583,617	501,110

		Shares	Value»
CHINA — (Continued)
	Zheshang Securities Co. Ltd., Class A	331,300	$541,245
	Zhewen Interactive Group Co. Ltd., Class A	587,420	721,989
#*	Zhihu, Inc.	13,500	19,059
*	Zhong An Group Ltd. .	14,556,888	254,780
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	5,439,900	11,713,015
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	261,000	259,628
	Zhongji Innolight Co. Ltd., Class A	204,471	13,502,571
	Zhongjin Gold Corp. Ltd., Class A	980,800	3,046,466
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	362,300	1,069,530
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	1,203,500	2,074,288
	Zhongshan Public Utilities Group Co. Ltd., Class A	270,560	472,145
#	Zhongsheng Group Holdings Ltd.	7,158,500	11,300,396
	Zhongtai Securities Co. Ltd., Class A	839,100	823,475
*††	Zhongtian Financial Group Co. Ltd., Class A	4,312,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	393,500	650,076
#	Zhongyu Energy Holdings Ltd.	2,299,550	923,016
#Ω	Zhongyuan Bank Co. Ltd., Class H	417,000	16,649
	Zhongyuan Environment-Protection Co. Ltd., Class A	804,595	994,834
Ω	Zhou Hei Ya International Holdings Co. Ltd.	5,860,500	1,375,066
	Zhuhai Enpower Electric Co. Ltd., Class A	85,700	384,226

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhuhai Huafa Properties Co. Ltd., Class A	561,638	$388,468
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,039,650	10,365,749
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	120,532	725,009
	Zhuzhou Kibing Group Co. Ltd., Class A	1,138,800	1,136,569
*	Zhuzhou Smelter Group Co. Ltd., Class A	689,600	1,517,419
	Zhuzhou Times New Material Technology Co. Ltd., Class A	537,900	1,103,771
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	967,500	654,283
	Zijin Mining Group Co. Ltd., Class H	17,862,000	73,895,307
	ZJAMP Group Co. Ltd., Class A	239,500	318,571
#Ω	ZJLD Group, Inc.	52,600	59,107
	ZJMI Environmental Energy Co. Ltd., Class A	512,727	1,019,264
	Zkteco Co. Ltd., Class A	88,800	393,350
#	ZMJ Group Co. Ltd., Class H	2,505,400	6,916,119
*	Zonqing Environmental Ltd.	48,000	16,424
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	6,503,800	6,279,627
#	ZTE Corp., Class H	2,059,792	8,700,635
	ZTO Express Cayman, Inc. (2057 HK)	819,850	15,125,236
	ZTO Express Cayman, Inc. (ZTO US), ADR	1,047,004	19,463,804
	ZWSOFT Co. Ltd. Guangzhou, Class A	13,861	157,085
#Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	153,000	464,945

TOTAL CHINA			9,126,014,986

		Shares	Value»
	COLOMBIA — (0.1%)
	Almacenes Exito SA	11,996	$11,515
	Bolsa de Valores de Colombia	20,739	72,310
	Celsia SA	1,462,150	1,854,870
	Cementos Argos SA	1,666,456	4,461,556
*	Corp. Financiera Colombiana SA	417,532	1,973,563
	Grupo Argos SA	547,146	2,469,820
	Grupo Aval Acciones y Valores SA, ADR	16,747	70,672
	Grupo Cibest SA	422,977	6,858,191
	Grupo Cibest SA, ADR	118,217	6,861,315
	Grupo de Inversiones Suramericana SA	159,473	1,938,663
	Grupo Energia Bogota SA ESP	3,163,204	2,584,940
	Interconexion Electrica SA ESP	1,124,052	7,290,196
	Mineros SA	417,293	1,472,288
	Promigas SA ESP	69,923	116,639

TOTAL COLOMBIA			38,036,538

	CZECH REPUBLIC — (0.1%)
	CEZ AS	422,941	25,900,317
	Komercni Banka AS	180,880	9,253,116
Ω	Moneta Money Bank AS	839,679	7,107,464
#	Philip Morris CR AS	2,090	1,781,683

	TOTAL CZECH REPUBLIC		44,042,580

	EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	4,942,719	10,537,941
	EFG Holding SAE (EFGD LI), GDR	34,192	34,197
	EFG Holding SAE (EFGZF US), GDR	131,241	131,241

TOTAL EGYPT			10,703,379

	FRANCE — (0.0%)
	Carrefour SA, BDR	145,019	2,299,840

	GREECE — (0.5%)
	Aegean Airlines SA	245,956	3,733,362
*	Aktor SA Holding Co. Technical & Energy Projects	133,992	1,300,391
	Alpha Bank SA	4,479,043	17,558,786

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Athens International Airport SA	18,783	$216,825
	Athens Water Supply & Sewage Co. SA	171,411	1,371,820
	Autohellas Tourist & Trading SA	118,800	1,514,900
	Avax SA	173,111	478,229
	Bank of Greece	32,631	556,907
	Ellaktor SA	256,653	460,539
#	ElvalHalcor SA	395,854	1,458,997
	Eurobank Ergasias Services & Holdings SA	5,895,353	22,175,977
*††	FF Group	156,853	0
	Fourlis Holdings SA	258,936	1,224,722
	GEK Terna SA	365,348	9,751,099
	Hellenic Exchanges - Athens Stock Exchange SA	134,432	966,758
	Hellenic Telecommunications Organization SA	419,969	7,886,513
	Helleniq Energy Holdings SA	432,030	3,799,940
	Holding Co. ADMIE IPTO SA	300,724	1,034,067
	Ideal Holdings SA	59,686	404,093
#	Intracom Holdings SA	404,007	1,556,039
	Jumbo SA	297,202	9,431,016
	Kri-Kri Milk Industry SA	55,970	1,270,038
*	LAMDA Development SA	356,829	3,043,554
	Lavipharm SA	161,049	149,693
*	Metlen Energy & Metals PLC	227,622	11,534,783
	Motor Oil Hellas Corinth Refineries SA	325,983	9,768,909
	National Bank of Greece SA	1,302,635	19,146,805
	OPAP SA	411,805	8,513,747
	Optima bank SA	4,349	40,275
	Piraeus Financial Holdings SA	1,273,424	9,945,705
	Piraeus Port Authority SA	49,643	2,460,493
	Profile Systems & Software SA	36,862	306,269
	Public Power Corp. SA	406,294	7,056,171
	Quest Holdings SA	170,341	1,383,185
	Sarantis SA	105,490	1,533,524

		Shares	Value»
GREECE — (Continued)
	Thrace Plastics Holding & Co.	87,223	$391,359
	Titan SA (TITC BB)	210,081	9,332,040
	Titan SA (TITC GA)	45,653	2,044,123

TOTAL GREECE			174,801,653

HONG KONG — (0.0%)
	Truly International Holdings Ltd.	13,273,000	1,945,450

HUNGARY — (0.3%)
#*	4iG Nyrt	55,331	660,992
	ANY Security Printing Co.	547	11,377
	Magyar Telekom Telecommunications PLC	1,146,807	6,010,599
*	MASTERPLAST Nyrt	4,476	37,200
	MOL Hungarian Oil & Gas PLC	2,370,592	20,853,651
	Opus Global Nyrt	852,804	1,385,605
	OTP Bank Nyrt	503,133	48,026,766
	Richter Gedeon Nyrt	134,755	4,150,999

TOTAL HUNGARY			81,137,189

INDIA — (17.1%)
	360 ONE WAM Ltd.	728,310	8,890,673
*	3i Infotech Ltd.	259,987	51,476
	3M India Ltd.	4,787	1,594,626
*	5Paisa Capital Ltd.	14,166	50,006
	63 Moons Technologies Ltd.	46,475	416,975
	Aarti Drugs Ltd.	250,368	1,382,773
	Aarti Industries Ltd.	1,027,271	4,405,720
	Aarti Pharmalabs Ltd.	225,051	2,147,384
*	Aavas Financiers Ltd.	23,233	431,539
	ABB India Ltd.	60,222	3,542,374
	Abbott India Ltd.	9,321	3,046,011
	ACC Ltd.	257,175	5,438,739
	Accelya Solutions India Ltd.	8,110	126,708
	Action Construction Equipment Ltd.	341,269	4,233,275
*	Adani Energy Solutions Ltd.	409,646	4,517,796
	Adani Enterprises Ltd.	87,196	2,428,331
*	Adani Green Energy Ltd.	123,493	1,578,433
	Adani Ports & Special Economic Zone Ltd.	1,234,282	20,171,644
*	Adani Power Ltd.	12,362,405	21,970,508

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Adani Total Gas Ltd.	436,762	$3,097,120
	ADF Foods Ltd.	159,235	396,564
*	Aditya Birla Capital Ltd.	3,272,393	11,985,761
*	Aditya Birla Fashion & Retail Ltd.	428,731	391,879
*	Aditya Birla Lifestyle Brands Ltd.	428,731	645,692
	Aditya Birla Real Estate Ltd.	279,243	5,946,717
Ω	Aditya Vision Ltd.	4,555	29,216
	Advanced Enzyme Technologies Ltd.	294,271	1,017,209
	Advent Hotels International Pvt Ltd.	66,965	235,887
	Aegis Logistics Ltd.	960,492	8,070,990
*	Aether Industries Ltd.	40,252	341,118
*	Affle 3i Ltd.	84,970	1,839,445
	Agarwal Industrial Corp. Ltd.	14,768	142,679
	AGI Greenpac Ltd.	221,725	2,052,401
	Ahluwalia Contracts India Ltd.	168,736	1,802,146
	AIA Engineering Ltd.	243,348	8,945,452
	Ajanta Pharma Ltd.	358,228	9,967,286
	Ajmera Realty & Infra India Ltd.	29,421	354,530
	Akzo Nobel India Ltd.	63,815	2,334,893
	Alembic Ltd.	629,826	706,202
	Alembic Pharmaceuticals Ltd.	487,649	4,937,309
	Alkem Laboratories Ltd.	90,937	5,619,395
	Alkyl Amines Chemicals	57,239	1,196,504
*	Allcargo Gati Ltd.	274,212	200,199
	Allcargo Logistics Ltd.	1,983,183	766,478
	Allied Digital Services Ltd.	12,429	25,495
	Amara Raja Energy & Mobility Ltd.	885,207	10,018,475
*	Amber Enterprises India Ltd.	77,815	7,034,144
	Ambika Cotton Mills Ltd.	3,263	49,986
	Ambuja Cements Ltd.	1,005,199	6,396,571
	Amrutanjan Health Care Ltd.	45,588	372,622
	Anant Raj Ltd.	606,923	4,399,922
	Andhra Paper Ltd.	63,869	56,102
	Andhra Sugars Ltd.	356,515	327,244
	Angel One Ltd.	443,541	12,465,909

		Shares	Value»
INDIA — (Continued)
*	Antelopus Selan Energy Ltd.	14,588	$94,300
*Ω	Antony Waste Handling Cell Ltd.	58,255	356,603
	Anup Engineering Ltd.	16,690	436,018
	Anupam Rasayan India Ltd.	17,789	214,064
	Apar Industries Ltd.	102,819	10,035,019
	Apcotex Industries Ltd.	90,855	365,174
	APL Apollo Tubes Ltd.	702,145	14,203,924
	Apollo Hospitals Enterprise Ltd.	248,015	21,451,061
	Apollo Pipes Ltd.	18,737	65,324
	Apollo Tyres Ltd.	3,558,807	20,085,109
	Aptech Ltd.	2,974	3,615
	Aptus Value Housing Finance India Ltd.	258,445	927,428
*	Arman Financial Services Ltd.	17,030	313,651
	Artemis Medicare Services Ltd.	56,702	158,273
	Arvind Fashions Ltd.	446,899	2,527,449
	Arvind Ltd.	1,510,517	5,445,062
	Arvind SmartSpaces Ltd.	26,423	190,338
	Asahi India Glass Ltd.	423,721	4,398,279
	Ashapura Minechem Ltd.	173,798	1,302,486
	Ashiana Housing Ltd.	142,513	449,461
	Ashok Leyland Ltd.	14,051,516	22,356,331
*	Ashoka Buildcon Ltd.	1,398,768	3,234,384
*	Asian Granito India Ltd.	120,261	86,018
	Asian Paints Ltd.	703,164	19,879,710
	Associated Alcohols & Breweries Ltd.	4,609	62,958
Ω	Aster DM Healthcare Ltd.	851,889	6,503,907
	Astra Microwave Products Ltd.	114,927	1,350,088
	Astral Ltd.	387,240	6,311,287
	AstraZeneca Pharma India Ltd.	23,373	2,503,524
	Atul Ltd.	99,494	6,468,534
Ω	AU Small Finance Bank Ltd.	951,713	9,383,437
	AurionPro Solutions Ltd.	38,256	520,237
	Aurobindo Pharma Ltd.	1,291,469	16,640,952
	Automotive Axles Ltd.	36,417	696,613

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Avadh Sugar & Energy Ltd.	27,527	$134,017
	Avantel Ltd.	126,064	243,732
	Avanti Feeds Ltd.	272,754	2,140,591
*Ω	Avenue Supermarts Ltd.	96,480	4,510,493
*	AWL Agri Business Ltd.	215,041	663,230
	Axis Bank Ltd. (AXSB IN)	7,832,547	108,652,126
*	AXISCADES Technologies Ltd.	24,713	445,963
	Bajaj Auto Ltd.	171,821	17,217,228
*	Bajaj Consumer Care Ltd.	474,323	1,480,123
	Bajaj Finance Ltd.	5,549,700	65,316,532
	Bajaj Finserv Ltd.	716,872	16,862,397
*	Bajaj Hindusthan Sugar Ltd.	5,009,249	1,245,219
	Bajaj Holdings & Investment Ltd.	151,893	21,069,205
	Balaji Amines Ltd.	86,892	1,374,530
	Balkrishna Industries Ltd.	350,093	9,004,454
	Balmer Lawrie & Co. Ltd.	565,989	1,283,908
	Balrampur Chini Mills Ltd.	1,276,271	6,586,649
	Banco Products India Ltd.	325,889	2,604,617
Ω	Bandhan Bank Ltd.	5,206,987	9,166,903
	Bank of Baroda	3,873,114	12,122,506
	Bank of India	2,139,467	3,372,648
	Bank of Maharashtra	5,106,024	3,398,207
	Bannari Amman Sugars Ltd.	8,392	340,032
	BASF India Ltd.	69,268	3,440,219
	Bata India Ltd.	265,158	3,187,384
	Bayer CropScience Ltd.	39,741	2,182,872
	BCL Industries Ltd.	583,871	261,654
	BEML Ltd.	112,435	5,552,938
	Berger Paints India Ltd.	972,951	5,930,145
*	BF Utilities Ltd.	92,487	766,041
	Bhagiradha Chemicals & Industries Ltd.	13,989	39,079
	Bhansali Engineering Polymers Ltd.	728,316	808,740
	Bharat Bijlee Ltd.	32,715	1,114,277
	Bharat Dynamics Ltd.	187,485	3,237,426
	Bharat Electronics Ltd.	6,148,858	29,492,023
	Bharat Forge Ltd.	914,493	13,593,311

		Shares	Value»
INDIA — (Continued)
	Bharat Heavy Electricals Ltd.	4,954,806	$14,747,225
	Bharat Petroleum Corp. Ltd.	3,878,066	15,531,486
	Bharat Rasayan Ltd.	6,905	841,598
*	Bharat Wire Ropes Ltd.	57,329	127,991
	Bharti Airtel Ltd.	7,023,237	163,169,644
	Biocon Ltd.	693,700	2,913,050
	Birla Corp. Ltd.	203,687	2,687,635
	BirlaNu Ltd.	29,381	633,061
	Birlasoft Ltd.	1,252,951	5,230,657
*	BL Kashyap & Sons Ltd.	59,294	39,456
	Black Box Ltd.	171,179	1,020,471
	Bliss Gvs Pharma Ltd.	161,555	285,209
	BLS International Services Ltd.	316,388	1,120,673
	Blue Dart Express Ltd.	34,009	2,487,327
	Blue Star Ltd.	416,191	9,039,441
*	Bluspring Enterprises Ltd.	375,375	340,716
	Bombay Burmah Trading Co.	153,583	3,429,575
	Bombay Dyeing & Manufacturing Co. Ltd.	270,208	498,970
*	Borosil Ltd.	47,947	184,596
*	Borosil Renewables Ltd.	45,879	332,600
*	Borosil Scientific Ltd.	12,129	18,710
	Bosch Ltd.	9,561	4,012,322
	Brigade Enterprises Ltd.	568,714	6,633,860
*	Brightcom Group Ltd.	8,340,699	1,278,410
	Britannia Industries Ltd.	253,892	16,728,633
	BSE Ltd.	845,919	23,641,783
*	Camlin Fine Sciences Ltd.	157,227	345,023
	Campus Activewear Ltd.	181,304	569,700
	Can Fin Homes Ltd.	664,643	6,454,839
	Canara Bank	7,096,084	10,917,833
	Cantabil Retail India Ltd.	47,163	138,106
*	Capacit’e Infraprojects Ltd.	382,726	1,230,996
	Capital Small Finance Bank Ltd.	3,943	12,547
	Caplin Point Laboratories Ltd.	192,876	4,403,912

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Carborundum Universal Ltd.	526,172	$5,351,888
	Care Ratings Ltd.	149,702	2,694,767
*	Cartrade Tech Ltd.	59,830	2,020,323
	Carysil Ltd.	31,546	331,738
	Castrol India Ltd.	2,450,623	5,377,191
	CCL Products India Ltd.	633,760	6,149,073
	CE Info Systems Ltd.	42,977	878,373
	Ceat Ltd.	235,579	10,684,717
	Cello World Ltd.	1,880	13,874
	Central Depository Services India Ltd.	589,988	10,570,510
	Centum Electronics Ltd.	2,709	77,216
	Century Enka Ltd.	66,350	347,044
	Century Plyboards India Ltd.	459,764	3,898,558
	Cera Sanitaryware Ltd.	34,780	2,446,418
	CESC Ltd.	3,525,344	7,139,096
	CG Power & Industrial Solutions Ltd.	3,118,445	25,827,261
*	Chalet Hotels Ltd.	108,969	1,165,248
	Chambal Fertilisers & Chemicals Ltd.	1,785,652	9,669,986
*	Chemplast Sanmar Ltd.	46,730	209,452
	Chennai Petroleum Corp. Ltd.	239,306	2,615,531
*	Choice International Ltd.	93,055	875,224
	Cholamandalam Financial Holdings Ltd.	706,420	15,147,492
	Cholamandalam Investment & Finance Co. Ltd.	1,364,643	26,142,925
	CIE Automotive India Ltd.	975,621	4,728,918
*	Cigniti Technologies Ltd.	4,779	92,790
	Cipla Ltd.	1,602,457	27,100,878
	City Union Bank Ltd.	2,844,817	7,219,936
	Clean Science & Technology Ltd.	39,897	453,570
	CMS Info Systems Ltd.	548,126	2,298,733
	Coal India Ltd.	2,682,867	11,752,855
Ω	Cochin Shipyard Ltd.	488,654	9,851,077
*Ω	Coffee Day Enterprises Ltd.	268,650	127,196
	Coforge Ltd.	977,340	19,637,262

		Shares	Value»
INDIA — (Continued)
*	Cohance Lifesciences Ltd.	887,363	$7,500,085
	Colgate-Palmolive India Ltd.	407,402	10,323,499
	Computer Age Management Services Ltd.	266,118	11,758,957
	Concord Biotech Ltd.	3,218	52,559
	Confidence Petroleum India Ltd.	681,379	318,205
	Container Corp. of India Ltd.	1,071,831	6,602,028
	Control Print Ltd.	7,605	62,959
	Coromandel International Ltd.	1,008,567	24,258,221
	Cosmo First Ltd.	111,559	1,042,470
	Craftsman Automation Ltd.	887	66,591
*	CreditAccess Grameen Ltd.	349,047	5,543,598
	CRISIL Ltd.	103,435	5,750,440
	Crompton Greaves Consumer Electricals Ltd.	3,564,601	11,349,296
*	CSB Bank Ltd.	334,927	1,565,513
	Cummins India Ltd.	247,524	12,120,496
	Cyient Ltd.	444,776	5,836,187
*Ω	D.P. Abhushan Ltd.	14,687	233,107
	Dabur India Ltd.	1,095,212	6,019,350
	Dalmia Bharat Ltd.	394,033	9,308,223
*	Dalmia Bharat Refractories Ltd.	2,328	0
	Dalmia Bharat Sugar & Industries Ltd.	112,172	436,947
	Datamatics Global Services Ltd.	49,604	521,375
	DB Corp. Ltd.	370,945	1,121,311
	DCB Bank Ltd.	1,729,110	3,078,526
	DCM Shriram Industries Ltd.	134,379	264,125
	DCM Shriram Ltd.	373,597	5,400,138
	DCW Ltd.	1,164,195	829,715
	Ddev Plastiks Industries Ltd.	6,327	21,473
	Deep Industries Ltd.	40,231	218,919
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	591,136	9,901,366
	Deepak Nitrite Ltd.	358,893	6,964,429
*	Delhivery Ltd.	925,618	4,863,245
	Delta Corp. Ltd.	573,884	503,419
*	DEN Networks Ltd.	376,689	140,927
*	Devyani International Ltd.	314,356	571,006

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Dhampur Sugar Mills Ltd.	252,211	$387,504
*	Dhanlaxmi Bank Ltd.	266,866	79,263
	Dhanuka Agritech Ltd.	112,124	1,723,049
*	Digitide Solutions Ltd.	353,702	634,614
Ω	Dilip Buildcon Ltd.	271,098	1,510,408
*	Dish TV India Ltd.	6,345,026	318,061
*	Dishman Carbogen Amcis Ltd.	516,045	1,693,566
	Divi’s Laboratories Ltd.	174,475	13,269,526
	Dixon Technologies India Ltd.	179,577	31,314,013
	DLF Ltd.	934,731	7,972,953
	D-Link India Ltd.	28,590	147,751
	Dodla Dairy Ltd.	9,378	136,734
	Dollar Industries Ltd.	85,213	342,960
Ω	Dr. Lal PathLabs Ltd.	209,237	7,400,396
#	Dr. Reddy’s Laboratories Ltd., ADR	1,360,890	18,086,228
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	1,005,650	13,535,794
*	Dredging Corp. of India Ltd.	3,704	30,726
	Dwarikesh Sugar Industries Ltd.	1,017,148	497,657
	Dynacons Systems & Solutions Ltd.	2,714	28,098
	Dynamatic Technologies Ltd.	13,643	1,214,469
	eClerx Services Ltd.	198,014	10,550,296
	Edelweiss Financial Services Ltd.	2,966,936	3,785,904
	Eicher Motors Ltd.	332,378	26,238,316
*	EID Parry India Ltd.	845,475	10,240,294
	EIH Associated Hotels	73,136	314,209
	EIH Ltd.	1,079,962	4,739,389
	Eimco Elecon India Ltd.	1,193	25,099
	Elecon Engineering Co. Ltd.	179,730	1,134,407
	Electrosteel Castings Ltd.	2,218,725	2,282,722
	Elgi Equipments Ltd.	814,307	4,557,364
	Emami Ltd.	1,154,971	6,943,800
*	Embassy Developments Ltd.	2,964,659	3,112,566
Ω	Endurance Technologies Ltd.	148,361	4,742,236
	Engineers India Ltd.	1,864,511	4,225,579

		Shares	Value»
INDIA — (Continued)
	Epigral Ltd.	103,523	$1,969,422
	EPL Ltd.	905,999	2,057,580
*Ω	Equitas Small Finance Bank Ltd.	1,485,971	956,102
Ω	Eris Lifesciences Ltd.	192,217	3,457,097
	ESAB India Ltd.	18,250	1,007,125
	Escorts Kubota Ltd.	214,375	9,124,949
*	Eternal Ltd.	2,258,995	8,068,513
*	Eureka Forbes Ltd.	15,872	99,522
	Eveready Industries India Ltd.	18,187	77,463
	Everest Industries Ltd.	30,444	202,703
	Everest Kanto Cylinder Ltd.	74,547	121,848
	Excel Industries Ltd.	27,054	341,009
	Exide Industries Ltd.	2,617,469	11,263,505
	Expleo Solutions Ltd.	862	9,817
	Fairchem Organics Ltd.	1,341	11,461
	FDC Ltd.	399,922	2,088,339
	Federal Bank Ltd.	13,607,574	36,245,429
*	Federal-Mogul Goetze India Ltd.	54,733	283,024
	FIEM Industries Ltd.	75,154	1,763,579
	Filatex India Ltd.	1,134,621	808,963
	Fine Organic Industries Ltd.	37,617	1,876,457
	Fineotex Chemical Ltd.	3,936,050	1,322,640
*	Fino Payments Bank Ltd.	59,660	190,049
	Finolex Cables Ltd.	549,480	4,868,080
	Finolex Industries Ltd.	2,111,313	4,456,169
	Firstsource Solutions Ltd.	2,389,885	9,526,775
	Force Motors Ltd.	37,959	7,565,673
	Fortis Healthcare Ltd.	2,435,989	28,101,416
*	FSN E-Commerce Ventures Ltd.	1,497,727	4,188,512
*	Fusion Finance Ltd.	231,005	393,257
	G R Infraprojects Ltd.	8,231	107,926
	Gabriel India Ltd.	641,693	9,177,543
	GAIL India Ltd. (GAIL IN)	6,902,596	14,157,316
	Galaxy Surfactants Ltd.	53,030	1,331,099
	Ganesh Housing Ltd.	80,362	749,744
	Ganesha Ecosphere Ltd.	25,941	353,105
	Garware Hi-Tech Films Ltd.	21,472	821,359
	Garware Technical Fibres Ltd.	300,700	2,582,640

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gateway Distriparks Ltd.	2,147,220	$1,545,979
	GE Vernova T&D India Ltd.	196,699	6,715,772
*	Genesys International Corp. Ltd.	4,330	24,704
	Geojit Financial Services Ltd.	617,242	514,609
	GHCL Ltd.	749,719	5,376,014
	GHCL Textiles Ltd.	761,649	664,120
	GIC Housing Finance Ltd.	258,928	510,103
	Gillette India Ltd.	38,612	3,916,958
Ω	Gland Pharma Ltd.	73,542	1,598,116
	GlaxoSmithKline Pharmaceuticals Ltd.	164,150	4,840,101
	Glenmark Pharmaceuticals Ltd.	1,204,820	25,655,498
	Global Health Ltd.	148,522	2,188,148
	Globus Spirits Ltd.	17,436	227,811
	GMM Pfaudler Ltd.	52,678	766,194
*	GMR Airports Ltd.	6,429,437	6,784,811
	GNA Axles Ltd.	27,625	96,995
*	Go Fashion India Ltd.	26,000	188,815
	GOCL Corp. Ltd.	6,992	27,826
	Godawari Power & Ispat Ltd.	1,710,969	5,428,675
	Godfrey Phillips India Ltd.	406,509	14,106,246
Ω	Godrej Agrovet Ltd.	167,131	1,251,260
	Godrej Consumer Products Ltd.	909,875	11,472,699
*	Godrej Industries Ltd.	368,824	4,612,901
*	Godrej Properties Ltd.	213,920	5,502,974
*	Gokaldas Exports Ltd.	95,489	902,718
*	Gokul Agro Resources Ltd.	94,498	182,502
	Goldiam International Ltd.	145,490	585,975
	Goodluck India Ltd.	36,196	515,266
	Goodyear India Ltd.	21,616	238,801
	GPT Infraprojects Ltd.	6,448	7,789
	Granules India Ltd.	1,304,287	8,317,695
	Graphite India Ltd.	528,952	3,709,991
	Grasim Industries Ltd.	725,875	23,693,840
	Grauer & Weil India Ltd.	624,637	596,244
	Gravita India Ltd.	133,846	2,509,913
	Great Eastern Shipping Co. Ltd.	917,387	11,341,415
	Greaves Cotton Ltd.	529,219	1,357,491

		Shares	Value»
INDIA — (Continued)
	Greenlam Industries Ltd.	224,810	$670,661
	Greenpanel Industries Ltd.	388,344	1,251,579
	Greenply Industries Ltd.	415,354	1,426,950
	Grindwell Norton Ltd.	172,602	3,266,187
	Group Ltd.	404	9,055
	Gufic Biosciences Ltd.	18,236	66,923
	Gujarat Alkalies & Chemicals Ltd.	195,121	1,256,581
	Gujarat Ambuja Exports Ltd.	1,074,280	1,276,148
	Gujarat Fluorochemicals Ltd.	200,886	8,473,336
	Gujarat Gas Ltd.	574,265	2,637,810
	Gujarat Industries Power Co. Ltd.	184,821	379,573
	Gujarat Mineral Development Corp. Ltd.	717,644	4,788,119
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	606,545	3,430,623
	Gujarat Pipavav Port Ltd.	2,077,351	3,898,524
	Gujarat State Fertilizers & Chemicals Ltd.	1,541,443	3,311,556
	Gujarat State Petronet Ltd.	2,596,296	9,043,711
	Gulf Oil Lubricants India Ltd.	128,240	1,785,602
	Happiest Minds Technologies Ltd.	242,650	1,406,450
	Hariom Pipe Industries Ltd.	8,408	42,391
Ω	Harsha Engineers Ltd.	29,319	132,702
*	Hathway Cable & Datacom Ltd.	1,149,792	178,986
	Hatsun Agro Product Ltd.	180,239	2,244,802
	Havells India Ltd.	588,700	9,886,754
	HBL Engineering Ltd.	655,559	7,397,634
	HCL Technologies Ltd.	2,961,027	51,327,202
Ω	HDFC Asset Management Co. Ltd.	299,372	18,123,576
	HDFC Bank Ltd.	13,637,972	151,738,277

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	HDFC Life Insurance Co. Ltd.	516,609	$4,250,290
*	HealthCare Global Enterprises Ltd.	133,956	1,126,864
	HEG Ltd.	444,795	2,949,381
	HeidelbergCement India Ltd.	586,254	1,293,442
	Heritage Foods Ltd.	342,616	1,861,797
	Hero MotoCorp Ltd. (HMCL IN)	544,537	34,026,950
	Hester Biosciences Ltd.	12,925	232,794
	HFCL Ltd.	5,836,041	4,824,133
	HG Infra Engineering Ltd.	146,513	1,516,858
	Hikal Ltd.	348,124	936,833
	Himadri Speciality Chemical Ltd.	1,529,176	8,267,873
	Himatsingka Seide Ltd.	147,294	205,665
	Hindalco Industries Ltd.	4,095,312	39,113,290
	Hinduja Global Solutions Ltd.	116,383	680,724
	Hindustan Aeronautics Ltd.	539,932	28,498,956
	Hindustan Copper Ltd.	1,665,808	6,376,767
*	Hindustan Foods Ltd.	30,274	179,463
*	Hindustan Oil Exploration Co. Ltd.	293,777	507,001
	Hindustan Petroleum Corp. Ltd.	2,697,155	14,429,444
	Hindustan Unilever Ltd.	882,961	24,479,042
*	Hindware Home Innovation Ltd.	70,149	290,739
	Hitachi Energy India Ltd.	41,519	8,299,863
	HI-Tech Pipes Ltd.	99,817	128,644
	Hle Glascoat Ltd.	16,779	107,859
*	HLV Ltd.	188,478	24,631
Ω	Home First Finance Co. India Ltd.	164,596	2,215,635
	Honda India Power Products Ltd.	19,873	583,981
	HPL Electric & Power Ltd.	33,126	165,132
*	Hubtown Ltd.	78,943	266,101
	Huhtamaki India Ltd.	112,840	309,690
	I G Petrochemicals Ltd.	21,392	100,507

		Shares	Value»
INDIA — (Continued)
	ICICI Bank Ltd. (IBN US), Sponsored ADR	4,267,697	$129,311,219
	ICICI Bank Ltd. (ICICIBC IN)	3,903,946	59,163,868
Ω	ICICI Lombard General Insurance Co. Ltd.	315,717	7,117,788
Ω	ICICI Prudential Life Insurance Co. Ltd.	391,016	2,605,524
	ICRA Ltd.	7,584	546,792
*	ideaForge Technology Ltd.	6,937	37,792
	IDFC First Bank Ltd.	29,171,417	26,837,105
*	IFB Industries Ltd.	44,055	927,881
*	IFCI Ltd.	2,395,812	1,561,816
	Igarashi Motors India Ltd.	14,232	80,940
	IIFL Capital Services Ltd.	1,357,770	5,247,801
*	IIFL Finance Ltd.	1,500,891	9,036,667
*	Imagicaaworld Entertainment Ltd.	306,701	178,849
*	India Cements Ltd.	528,400	2,388,574
	India Glycols Ltd.	230,264	2,506,548
	India Nippon Electricals Ltd.	12,610	136,333
	India Pesticides Ltd.	31,015	66,238
	India Power Corp. Ltd.	284,965	37,875
Ω	IndiaMart InterMesh Ltd.	12,770	353,863
	Indian Bank	1,296,674	12,543,330
Ω	Indian Energy Exchange Ltd.	2,562,507	4,017,868
	Indian Hotels Co. Ltd.	1,652,302	13,856,294
	Indian Hume Pipe Co. Ltd.	2,886	11,618
	Indian Metals & Ferro Alloys Ltd.	54,962	743,219
	Indian Oil Corp. Ltd.	5,164,850	9,658,572
	Indian Railway Catering & Tourism Corp. Ltd.	621,102	5,021,229
Ω	Indian Railway Finance Corp. Ltd.	2,687,487	3,729,501
	Indigo Paints Ltd.	11,626	131,404
	Indo Count Industries Ltd.	592,296	1,899,616
*	Indo Tech Transformers Ltd.	1,762	33,530
	Indoco Remedies Ltd.	235,278	743,088
*Ω	IndoStar Capital Finance Ltd.	29,957	83,740

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Indraprastha Gas Ltd.	2,087,522	$4,976,324
	Indraprastha Medical Corp. Ltd.	52,105	359,860
*	Indus Towers Ltd.	5,584,435	22,912,888
*	IndusInd Bank Ltd.	1,062,000	9,504,147
*	Infibeam Avenues Ltd.	9,090,872	1,853,003
	Info Edge India Ltd.	797,799	12,349,642
	Infosys Ltd. (INFO IN)	7,955,267	132,515,604
#	Infosys Ltd. (INFY US), Sponsored ADR	2,423,448	40,156,533
	Ingersoll Rand India Ltd.	41,855	1,794,942
*	Inox Wind Ltd.	1,207,163	2,103,557
*	Insecticides India Ltd.	64,008	522,155
	Intellect Design Arena Ltd.	512,848	6,510,897
Ω	InterGlobe Aviation Ltd.	327,830	20,846,563
	IOL Chemicals & Pharmaceuticals Ltd.	786,700	818,249
	ION Exchange India Ltd.	135,554	610,777
	Ipca Laboratories Ltd.	849,260	12,147,027
	IRB Infrastructure Developers Ltd.	5,383,459	2,721,288
Ω	IRCON International Ltd.	1,879,788	3,586,282
	ISGEC Heavy Engineering Ltd.	91,723	904,525
*	ITC Hotels Ltd.	945,421	2,309,142
	ITC Ltd.	9,454,218	44,709,220
	J Kumar Infraprojects Ltd.	282,052	2,101,105
	Jagran Prakashan Ltd.	526,157	429,795
*	Jai Balaji Industries Ltd.	111,023	117,952
	Jai Corp. Ltd.	369,274	686,001
*	Jain Irrigation Systems Ltd.	712,898	411,923
*	Jaiprakash Power Ventures Ltd.	13,550,170	2,750,900
	Jammu & Kashmir Bank Ltd.	2,813,026	3,360,886
	Jamna Auto Industries Ltd.	1,633,971	1,741,307
	Jash Engineering Ltd.	40,142	219,188
	JB Chemicals & Pharmaceuticals Ltd.	532,008	10,050,816
	JBM Auto Ltd.	289,208	2,161,046

		Shares	Value»
INDIA — (Continued)
	Jindal Drilling & Industries Ltd.	8,294	$53,596
	Jindal Poly Films Ltd.	173,458	1,108,676
	Jindal Saw Ltd.	3,033,542	5,996,854
	Jindal Stainless Ltd.	3,443,762	29,233,895
	Jindal Steel Ltd.	2,233,951	26,860,799
	Jindal Worldwide Ltd.	155,300	63,888
	Jio Financial Services Ltd.	5,022,249	17,375,001
*	JITF Infralogistics Ltd.	31,327	106,694
	JK Cement Ltd.	193,990	13,609,015
	JK Lakshmi Cement Ltd.	430,296	4,218,229
	JK Paper Ltd.	969,788	4,359,330
	JK Tyre & Industries Ltd.	1,159,437	5,627,273
	JM Financial Ltd.	2,849,235	5,254,231
	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,108	21,460
	JSW Energy Ltd.	1,914,046	11,376,546
	JSW Steel Ltd.	3,063,437	41,670,552
	JTEKT India Ltd.	434,264	762,713
	Jubilant Foodworks Ltd.	2,172,629	14,675,855
	Jubilant Ingrevia Ltd.	841,350	6,535,141
	Jubilant Pharmova Ltd.	678,091	8,322,188
	Jupiter Wagons Ltd.	302,639	1,095,246
*	Just Dial Ltd.	91,506	795,905
	Jyothy Labs Ltd.	948,390	3,363,635
*	Jyoti Structures Ltd.	4,646,208	683,080
	Kajaria Ceramics Ltd.	642,455	8,691,420
	Kalpataru Projects International Ltd.	759,279	10,734,845
	Kalyan Jewellers India Ltd.	617,706	3,547,743
	Kalyani Steels Ltd.	203,343	1,985,197
	Kansai Nerolac Paints Ltd.	906,862	2,544,008
	Karnataka Bank Ltd.	1,691,799	3,419,396
	Karur Vysya Bank Ltd.	4,488,854	12,314,993
	Kaveri Seed Co. Ltd.	209,217	2,455,594
*	Kaynes Technology India Ltd.	13,385	1,010,990
	KCP Ltd.	563,447	1,294,694
	KDDL Ltd.	12,902	363,666
	KEC International Ltd.	890,909	8,198,191
	KEI Industries Ltd.	370,600	16,799,422
*	Kellton Tech Solutions Ltd.	1,366,925	337,714
	Kennametal India Ltd.	21,504	505,081

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Kesoram Industries Ltd.	145,969	$8,479
	Kewal Kiran Clothing Ltd.	62,086	361,501
	Keystone Realtors Ltd.	4,139	26,579
	Kfin Technologies Ltd.	5,993	74,060
*	Kiri Industries Ltd.	82,356	493,932
	Kirloskar Brothers Ltd.	113,860	2,407,404
*	Kirloskar Electric Co. Ltd.	31,396	41,615
	Kirloskar Ferrous Industries Ltd.	305,181	1,765,629
	Kirloskar Industries Ltd.	2,180	93,052
	Kirloskar Oil Engines Ltd.	584,760	6,580,634
	Kirloskar Pneumatic Co. Ltd.	42,165	531,531
	Kitex Garments Ltd.	723,753	1,700,818
	KNR Constructions Ltd.	1,321,586	2,702,280
*	Kolte-Patil Developers Ltd.	185,064	893,105
	Kopran Ltd.	19,056	35,569
	Kotak Mahindra Bank Ltd.	1,114,672	26,446,675
	Kovai Medical Center & Hospital Ltd.	2,860	206,305
Ω	KPI Green Energy Ltd.	181,367	1,083,848
	KPIT Technologies Ltd.	1,119,449	14,718,728
	KPR Mill Ltd.	574,481	6,914,960
	KRBL Ltd.	512,858	2,157,128
*Ω	Krishna Institute of Medical Sciences Ltd.	316,592	2,569,641
	Krsnaa Diagnostics Ltd.	52,800	461,651
	KSB Ltd.	286,720	2,560,965
	Ksolves India Ltd.	18,020	64,641
	L&T Finance Ltd.	3,982,167	12,131,157
Ω	L&T Technology Services Ltd.	57,009	2,640,168
	LA Opala RG Ltd.	211,733	547,288
	Landmark Cars Ltd.	8,940	64,052
	Larsen & Toubro Ltd.	1,345,043	60,986,659
Ω	Laurus Labs Ltd.	2,145,834	23,079,615
	Laxmi Organic Industries Ltd.	216,977	476,961
*Ω	Lemon Tree Hotels Ltd.	1,629,782	3,027,309

		Shares	Value»
INDIA — (Continued)
	LG Balakrishnan & Bros Ltd.	189,085	$3,023,713
	LIC Housing Finance Ltd.	2,379,135	15,333,829
	Lincoln Pharmaceuticals Ltd.	17,425	104,921
	Linde India Ltd.	54,237	3,670,077
	Lloyds Engineering Works Ltd.	2,250,878	1,397,567
	Lloyds Metals & Energy Ltd.	33,220	487,144
	LMW Ltd.	18,002	3,188,778
Ω	Lodha Developers Ltd.	104,160	1,405,963
	LT Foods Ltd.	2,083,868	9,866,227
Ω	LTIMindtree Ltd.	262,585	16,783,488
	Lumax Auto Technologies Ltd.	228,184	2,903,494
	Lumax Industries Ltd.	15,471	867,359
	Lupin Ltd.	830,759	18,451,932
	LUX Industries Ltd.	42,876	617,502
	Mahanagar Gas Ltd.	223,084	3,197,453
	Maharashtra Scooters Ltd.	7,642	1,299,159
	Maharashtra Seamless Ltd.	413,482	2,648,364
	Mahindra & Mahindra Financial Services Ltd.	3,510,266	12,472,110
	Mahindra & Mahindra Ltd.	2,795,715	109,889,344
*	Mahindra Holidays & Resorts India Ltd.	566,670	2,099,403
	Mahindra Lifespace Developers Ltd.	646,673	2,813,569
Ω	Mahindra Logistics Ltd.	53,125	210,288
	Maithan Alloys Ltd.	60,012	747,281
*	Man Industries India Ltd.	71,097	330,257
	Man Infraconstruction Ltd.	773,289	1,291,947
	Manali Petrochemicals Ltd.	15,420	12,840
	Manappuram Finance Ltd.	5,455,313	16,634,574
	Mangalam Cement Ltd.	73,303	642,257
*	Mangalore Refinery & Petrochemicals Ltd.	896,438	1,673,272
	Mankind Pharma Ltd.	9,254	247,360
	Manorama Industries Ltd.	16,332	254,896

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Marico Ltd.	1,984,233	$16,130,383
	Marksans Pharma Ltd.	1,890,046	3,895,128
	Maruti Suzuki India Ltd.	149,041	27,090,700
Ω	MAS Financial Services Ltd.	316,376	1,086,675
	Mastek Ltd.	105,194	2,533,282
Ω	Matrimony.com Ltd.	24,735	142,234
*	Max Estates Ltd.	149,452	788,931
	Max Healthcare Institute Ltd.	919,893	11,904,244
*	Max India Ltd.	5,727	13,791
	Mayur Uniquoters Ltd.	151,994	922,292
	Mazagon Dock Shipbuilders Ltd.	59,167	1,822,869
Ω	Medi Assist Healthcare Services Ltd.	21,596	137,414
*	Medplus Health Services Ltd.	45,698	391,838
*	Meghmani Organics Ltd.	941,141	855,375
	Metro Brands Ltd.	2,912	37,076
*Ω	Metropolis Healthcare Ltd.	158,894	3,539,097
	Minda Corp. Ltd.	600,530	3,812,337
Ω	Mishra Dhatu Nigam Ltd.	389,288	1,683,112
	MM Forgings Ltd.	152,640	532,609
	MOIL Ltd.	667,739	2,750,280
	Mold-Tek Packaging Ltd.	10,384	81,123
	Monte Carlo Fashions Ltd.	78,595	619,597
	Morepen Laboratories Ltd.	2,432,774	1,304,074
	Motherson Sumi Wiring India Ltd.	16,176,072	8,577,821
	Motilal Oswal Financial Services Ltd.	1,314,864	14,455,659
	Mphasis Ltd.	412,651	12,805,981
	MPS Ltd.	9,618	234,797
	MRF Ltd.	8,371	14,891,136
	Mrs Bectors Food Specialities Ltd.	132,651	1,995,306
	MSTC Ltd.	118,793	722,453
	Mukand Ltd.	5,374	8,622
	Muthoot Finance Ltd.	852,138	30,650,372
*	Nalwa Sons Investments Ltd.	3,073	249,918

		Shares	Value»
INDIA — (Continued)
	Narayana Hrudayalaya Ltd.	342,998	$6,772,944
	Natco Pharma Ltd.	682,541	6,297,944
	National Aluminium Co. Ltd.	4,378,481	11,527,237
	National Fertilizers Ltd.	433,676	456,975
	Nava Ltd.	1,093,954	7,622,854
*Ω	Navkar Corp. Ltd.	43,239	57,576
	Navneet Education Ltd.	655,877	1,191,131
*	Nazara Technologies Ltd.	22,780	68,182
	NBCC India Ltd.	5,014,186	6,611,757
	NCC Ltd.	3,428,670	8,219,083
	NCL Industries Ltd.	125,047	277,776
	NELCO Ltd.	66,242	646,805
	Neogen Chemicals Ltd.	46,750	758,092
	NESCO Ltd.	154,142	2,382,095
	Nestle India Ltd.	1,732,448	24,836,183
	Neuland Laboratories Ltd.	40,298	7,506,764
	Newgen Software Technologies Ltd.	209,083	2,285,382
	NHPC Ltd.	7,890,262	7,535,209
	NIIT Learning Systems Ltd.	686,915	2,536,217
	NIIT Ltd.	686,915	806,459
	Nilkamal Ltd.	48,172	819,058
Ω	Nippon Life India Asset Management Ltd.	608,068	5,988,998
	Nitin Spinners Ltd.	66,098	249,133
	NLC India Ltd.	922,735	2,715,453
	NMDC Ltd.	16,721,442	14,248,019
*	NMDC Steel Ltd.	2,720,359	1,314,836
	NOCIL Ltd.	725,905	1,511,136
	Novartis India Ltd.	19,447	189,580
	NRB Bearings Ltd.	430,506	1,327,332
	NTPC Ltd.	6,681,533	25,305,403
	Nucleus Software Exports Ltd.	64,818	734,827
	Nuvama Wealth Management Ltd.	40,698	3,262,603
*	Nuvoco Vistas Corp. Ltd.	40,740	189,801
	Oberoi Realty Ltd.	454,000	9,083,395
	Oil & Natural Gas Corp. Ltd.	4,296,092	12,383,398
	Oil India Ltd.	1,806,135	8,821,305
	One 97 Communications Ltd.	499,764	7,315,575

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Onesource Specialty Pharma Ltd.	210,997	$4,394,842
*	OnMobile Global Ltd.	3,082	2,532
*	Optiemus Infracom Ltd.	10,418	68,914
	Oracle Financial Services Software Ltd.	116,408	11,169,525
*	Orchid Pharma Ltd.	12,326	100,718
	Orient Cement Ltd.	703,555	1,697,283
	Orient Electric Ltd.	485,744	1,164,109
*	Orient Green Power Co. Ltd.	1,029,549	162,506
*	Orient Paper & Industries Ltd.	653,862	190,612
	Oriental Aromatics Ltd.	3	13
	Oriental Hotels Ltd.	238,612	330,682
	Page Industries Ltd.	25,234	11,606,104
	Paisalo Digital Ltd.	3,492,813	1,490,090
*	Pakka Ltd.	35,462	57,115
*	Panacea Biotec Ltd.	24,696	121,674
	Panama Petrochem Ltd.	217,304	653,002
Ω	Parag Milk Foods Ltd., Class F	239,798	839,449
*	Paramount Communications Ltd.	40,028	19,497
	Patanjali Foods Ltd.	272,718	1,850,853
*	Patel Engineering Ltd.	2,594,870	1,090,392
*	PB Fintech Ltd.	94,861	1,904,765
*	PC Jeweller Ltd.	13,697,811	1,795,304
	PCBL Chemical Ltd.	1,853,318	7,550,694
	PDS Ltd.	69,796	291,876
	Pearl Global Industries Ltd.	37,877	559,175
*	Peninsula Land Ltd.	140,555	54,836
*	Pennar Industries Ltd.	445,448	1,311,016
	Persistent Systems Ltd.	470,617	31,341,965
	Petronet LNG Ltd.	4,850,771	15,357,022
	PG Electroplast Ltd.	200,715	1,290,082
	Phoenix Mills Ltd.	596,841	11,362,297
	PI Industries Ltd.	247,133	9,960,393
	Pidilite Industries Ltd.	678,560	11,069,586
*	Piramal Finance Ltd.	704,559	8,922,542
	Piramal Pharma Ltd.	2,694,126	6,088,483
	Pitti Engineering Ltd.	33,860	358,378
	PIX Transmissions Ltd.	13,369	221,491
	PNB Gilts Ltd.	13,485	13,997

		Shares	Value»
INDIA — (Continued)
Ω	PNB Housing Finance Ltd.	651,273	$6,812,195
	PNC Infratech Ltd.	1,046,923	3,305,726
	Pokarna Ltd.	63,170	647,374
	Poly Medicure Ltd.	99,080	2,231,573
	Polycab India Ltd.	98,789	8,574,312
	Polyplex Corp. Ltd.	132,596	1,425,967
*	Poonawalla Fincorp Ltd.	1,467,542	7,957,447
	Power Finance Corp. Ltd.	7,462,064	33,861,296
	Power Grid Corp. of India Ltd.	7,953,436	25,804,792
	Power Mech Projects Ltd.	93,094	2,610,148
	Praj Industries Ltd.	826,462	3,134,315
	Prakash Industries Ltd.	743,434	1,372,658
	Prakash Pipes Ltd.	38,526	126,336
Ω	Prataap Snacks Ltd.	33,838	417,791
	Precision Wires India Ltd.	156,733	397,266
	Prestige Estates Projects Ltd.	908,125	17,910,085
*	Pricol Ltd.	740,399	4,408,281
*	Prime Focus Ltd.	170,454	349,601
	Prince Pipes & Fittings Ltd.	269,023	965,751
*	Prism Johnson Ltd.	896,058	1,531,155
	Privi Speciality Chemicals Ltd.	29,011	949,428
	Procter & Gamble Health Ltd.	48,774	3,380,173
	Procter & Gamble Hygiene & Health Care Ltd.	20,779	3,124,492
*	PTC India Financial Services Ltd.	801,127	328,143
	PTC India Ltd.	1,958,139	3,704,541
	Punjab National Bank	4,078,187	5,640,053
*	Puravankara Ltd.	130,409	391,953
*	PVR Inox Ltd.	48,863	661,324
Ω	Quess Corp. Ltd.	375,375	1,013,374
	R Systems International Ltd.	22,329	107,633
	Radico Khaitan Ltd.	150,792	5,321,438
	Raghav Productivity Enhancers Ltd.	4,390	39,311
	Rail Vikas Nigam Ltd.	44,364	164,212
	Railtel Corp. of India Ltd.	86,597	358,453
	Rain Industries Ltd.	1,399,062	2,101,962
*	Rajesh Exports Ltd.	452,343	923,725

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Rajratan Global Wire Ltd.	3,728	$18,006
	Rallis India Ltd.	645,725	1,877,169
	Ram Ratna Wires Ltd.	3,339	23,304
*	Rama Steel Tubes Ltd.	882,409	101,598
	Ramco Cements Ltd.	631,409	7,374,521
	Ramco Industries Ltd.	193,779	768,349
*	Ramco Systems Ltd.	16,158	113,629
	Ramkrishna Forgings Ltd.	507,948	3,100,440
*	Ramky Infrastructure Ltd.	47,282	337,268
	Rane Holdings Ltd.	26,917	467,202
	Rane Madras Ltd.	1,121	10,265
	Rashtriya Chemicals & Fertilizers Ltd.	1,821,196	3,054,921
*	Rategain Travel Technologies Ltd.	4,305	30,897
	Ratnamani Metals & Tubes Ltd.	126,633	3,442,777
*	RattanIndia Enterprises Ltd.	118,706	69,465
*	RattanIndia Power Ltd.	15,173,177	1,866,526
*	Raymond Lifestyle Ltd.	210,777	2,804,492
*	Raymond Ltd.	263,472	1,708,115
*	Raymond Realty Ltd.	263,472	1,832,941
Ω	RBL Bank Ltd.	3,330,253	12,225,900
	REC Ltd.	11,285,020	47,661,221
	Redington Ltd.	5,892,276	16,870,225
	Redtape Ltd.	1,334,660	2,044,452
	Refex Industries Ltd.	1,809	7,461
	Relaxo Footwears Ltd.	140,883	692,589
	Reliance Industrial Infrastructure Ltd.	55,253	556,500
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	466	30,909
	Reliance Industries Ltd. (RIL IN)	10,243,189	171,466,836
*	Reliance Infrastructure Ltd.	888,806	2,149,810
*	Reliance Power Ltd.	18,883,680	9,813,419
*	Religare Enterprises Ltd.	600,972	1,787,774
	Repco Home Finance Ltd.	284,906	1,340,776
	Responsive Industries Ltd.	29,919	65,962

		Shares	Value»
INDIA — (Continued)
	Rhi Magnesita India Ltd.	15,075	$81,495
	Rico Auto Industries Ltd.	496,526	465,464
	RITES Ltd.	699,051	1,928,570
	Rossari Biotech Ltd.	58,536	421,702
	Route Mobile Ltd.	109,783	881,438
	RPG Life Sciences Ltd.	5,105	137,526
*	RPSG Ventures Ltd.	59,269	548,679
*	RSWM Ltd.	220,070	378,880
	Rupa & Co. Ltd.	20,029	44,309
	Safari Industries India Ltd.	65,305	1,560,448
*	Sagar Cements Ltd.	199,661	504,937
	Saksoft Ltd.	54,870	120,730
*Ω	Salasar Techno Engineering Ltd.	1,233,023	143,028
*	Sammaan Capital Ltd.	2,770,057	5,861,960
	Samvardhana Motherson International Ltd.	16,350,214	19,400,342
	Sandhar Technologies Ltd.	127,811	735,564
	Sandur Manganese & Iron Ores Ltd.	135,792	330,934
	Sangam India Ltd.	80,528	412,794
*	Sanghi Industries Ltd.	43,693	32,188
	Sanghvi Movers Ltd.	171,834	766,262
	Sanofi India Ltd.	49,669	2,679,538
Ω	Sansera Engineering Ltd.	77,127	1,305,639
*	Sapphire Foods India Ltd.	252,111	815,055
	Sarda Energy & Minerals Ltd.	748,003	4,458,018
	Saregama India Ltd.	250,819	1,278,618
	Sasken Technologies Ltd.	19,339	299,186
*	Satin Creditcare Network Ltd.	356,801	629,575
*	Saurashtra Cement Ltd.	16,060	18,264
	Savita Oil Technologies Ltd.	147,447	658,196
*	SBFC Finance Ltd.	327,150	421,939
	SBI Cards & Payment Services Ltd.	539,198	5,346,379
Ω	SBI Life Insurance Co. Ltd.	664,585	14,646,922
	Schaeffler India Ltd.	146,940	6,670,887
*	Schneider Electric Infrastructure Ltd.	249,896	2,349,196

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	SEAMEC Ltd.	25,745	$259,576
	Senco Gold Ltd.	26,310	96,249
*	SEPC Ltd.	3,970,318	470,640
*	Sequent Scientific Ltd.	297,367	719,879
	Seshasayee Paper & Boards Ltd.	136,826	393,662
Ω	SH Kelkar & Co. Ltd.	361,325	897,733
	Shaily Engineering Plastics Ltd.	21,598	551,337
	Shakti Pumps India Ltd.	181,026	1,670,976
	Shankara Building Products Ltd.	58,638	92,439
	Shankara Buildpro Ltd.	58,638	485,836
	Shanthi Gears Ltd.	29,208	161,403
	Sharda Cropchem Ltd.	223,457	2,176,860
	Sharda Motor Industries Ltd.	101,180	1,181,290
	Share India Securities Ltd.	362,351	761,385
*	Sheela Foam Ltd.	43,411	340,087
	Shilpa Medicare Ltd.	387,436	1,534,751
	Shipping Corp. of India Land & Assets Ltd.	1,289,688	740,671
	Shipping Corp. of India Ltd.	1,423,653	4,153,163
	Shivalik Bimetal Controls Ltd.	19,722	108,769
*	Shoppers Stop Ltd.	152,109	876,815
	Shree Cement Ltd.	19,851	6,330,230
*	Shree Renuka Sugars Ltd.	856,560	284,372
	Shriram Finance Ltd.	5,149,860	43,573,743
	Shriram Pistons & Rings Ltd.	72,555	2,134,644
*	Shriram Properties Ltd.	62,521	66,552
	Shyam Metalics & Energy Ltd.	39,771	394,820
*	Siemens Energy India Ltd.	54,253	1,942,935
	Siemens Ltd.	54,253	1,895,466
	Sigachi Industries Ltd.	21,591	8,930
*	SIS Ltd.	196,947	740,297
	Siyaram Silk Mills Ltd.	135,108	1,147,275
	SJS Enterprises Ltd.	74,008	1,342,158
	SJVN Ltd.	123,624	122,514

		Shares	Value»
INDIA — (Continued)
	SKF India Industrial Ltd.	129,292	$3,944,683
	SKF India Ltd.	129,292	3,092,315
	Skipper Ltd.	68,017	399,795
	SML Mahindra Ltd.	4,113	141,142
*	Snowman Logistics Ltd.	249,648	143,623
	Sobha Ltd.	405,439	7,392,480
	Solar Industries India Ltd.	126,873	19,875,582
*	Solara Active Pharma Sciences Ltd.	77,365	524,971
	Somany Ceramics Ltd.	98,351	504,989
Ω	Sona Blw Precision Forgings Ltd.	120,777	643,907
	Sonata Software Ltd.	1,017,553	4,252,075
	South Indian Bank Ltd.	11,139,285	4,616,156
	SP Apparels Ltd.	22,432	187,228
*	Spandana Sphoorty Financial Ltd.	111,901	286,989
	SRF Ltd.	628,484	20,768,353
	Star Cement Ltd.	611,259	1,761,652
*	Star Health & Allied Insurance Co. Ltd.	34,737	193,822
	State Bank of India (SBID LI), GDR	13,327	1,412,706
	State Bank of India (SBIN IN)	5,075,462	53,612,564
	State Bank of India (SBKFF US), GDR	5,089	539,434
	Steel Authority of India Ltd.	4,980,889	7,652,213
	Steelcast Ltd.	5,630	14,203
*	Sterlite Technologies Ltd.	1,257,227	1,662,250
*	STL Networks Ltd.	1,179,841	347,820
	Stove Kraft Ltd.	12,205	107,150
	Strides Pharma Science Ltd.	421,995	4,423,492
*	Stylam Industries Ltd.	27,206	624,948
	Styrenix Performance Materials Ltd.	35,688	949,865
*	Subex Ltd.	2,186,579	317,553
	Subros Ltd.	160,835	1,960,844
	Sudarshan Chemical Industries Ltd.	258,747	3,344,614
	Sumitomo Chemical India Ltd.	220,753	1,247,792
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,329,896	25,356,084
	Sun TV Network Ltd.	889,605	5,622,117

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sundaram Finance Ltd.	161,588	$8,289,527
	Sundaram-Clayton Ltd.	16,789	282,125
	Sundram Fasteners Ltd.	659,326	7,025,379
*	Sundrop Brands Ltd.	48,493	430,575
	Sunflag Iron & Steel Co. Ltd.	195,331	588,955
	Sunteck Realty Ltd.	384,730	1,913,584
	Suprajit Engineering Ltd.	498,581	2,504,577
	Supreme Industries Ltd.	281,821	12,061,147
	Supreme Petrochem Ltd.	476,982	4,031,968
	Supriya Lifescience Ltd.	45,816	400,814
	Surya Roshni Ltd.	617,792	2,043,589
*	Suryoday Small Finance Bank Ltd.	31,260	53,595
*	Sutlej Textiles & Industries Ltd.	384,327	149,709
	Suyog Telematics Ltd.	4,976	43,056
*	Suzlon Energy Ltd.	34,335,189	22,947,476
	Swaraj Engines Ltd.	35,022	1,575,349
	Symphony Ltd.	66,659	701,556
*	Syncom Formulations India Ltd.	146,227	26,977
Ω	Syngene International Ltd.	1,090,061	8,005,577
	TAJGVK Hotels & Resorts Ltd.	66,767	316,305
	Talbros Automotive Components Ltd.	61,798	203,333
	Tamil Nadu Newsprint & Papers Ltd.	200,485	352,186
	Tamilnad Mercantile Bank Ltd.	96,334	535,535
	Tamilnadu Petroproducts Ltd.	238,612	333,984
	Tanla Platforms Ltd.	337,135	2,321,497
*	TARC Ltd.	370,904	654,283
	Tarsons Products Ltd.	5,554	18,153
	Tasty Bite Eatables Ltd.	625	62,995
	Tata Chemicals Ltd.	1,106,336	11,109,823
	Tata Communications Ltd.	526,741	11,109,399
	Tata Consultancy Services Ltd.	1,884,702	64,907,648
	Tata Consumer Products Ltd.	790,850	10,357,006
	Tata Elxsi Ltd.	125,312	7,693,986

		Shares	Value»
INDIA — (Continued)
*	Tata Motors Ltd./new	6,634,894	$19,488,839
	Tata Motors Passenger Vehicles Ltd.	6,634,894	30,631,034
	Tata Power Co. Ltd.	3,061,437	13,947,857
	Tata Steel Ltd.	22,581,634	46,488,609
	Tatva Chintan Pharma Chem Pvt Ltd.	5,992	96,766
	TCI Express Ltd.	88,976	681,255
	TCPL Packaging Ltd.	2,557	95,475
	TD Power Systems Ltd.	464,417	3,958,198
*	TeamLease Services Ltd.	1,734	32,793
	Tech Mahindra Ltd.	1,561,211	25,017,273
	Techno Electric & Engineering Co. Ltd.	364,168	5,451,905
	Technocraft Industries India Ltd.	10,603	290,311
	Tega Industries Ltd.	20,375	444,739
Ω	Tejas Networks Ltd.	28,394	170,204
	Texmaco Infrastructure & Holdings Ltd.	36,482	42,309
	Texmaco Rail & Engineering Ltd.	994,500	1,529,834
	Thanga Mayil Jewellery Ltd.	24,469	598,693
	Thejo Engineering Ltd.	7,476	150,819
	Themis Medicare Ltd.	26,415	37,069
	Thermax Ltd.	64,548	2,338,164
	Thirumalai Chemicals Ltd.	607,593	1,935,789
	Thomas Cook India Ltd.	902,430	1,627,428
Ω	Thyrocare Technologies Ltd.	69,888	1,084,510
	Tilaknagar Industries Ltd.	369,389	2,191,476
	Time Technoplast Ltd.	2,690,788	6,541,900
	Timken India Ltd.	135,291	4,835,897
	Tips Music Ltd.	84,350	500,084
	Titagarh Rail System Ltd.	266,058	2,652,540
	Titan Co. Ltd.	735,289	30,997,790
	Torrent Pharmaceuticals Ltd.	462,723	18,489,487
	Torrent Power Ltd.	802,309	11,896,466
	Tourism Finance Corp. of India Ltd.	1,739,430	1,369,136

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Transport Corp. of India Ltd.	291,382	$3,930,220
	Trent Ltd.	384,155	20,304,906
	Trident Ltd.	8,785,987	2,828,772
	Triveni Engineering & Industries Ltd.	703,446	2,834,500
	Triveni Turbine Ltd.	783,888	4,709,502
	TTK Healthcare Ltd.	2,972	39,382
	TTK Prestige Ltd.	243,194	1,844,710
	Tube Investments of India Ltd.	465,091	15,816,086
	TV Today Network Ltd.	204,034	335,733
	TVS Holdings Ltd.	21,469	3,665,351
	TVS Motor Co. Ltd.	633,055	25,004,487
	TVS Srichakra Ltd.	27,163	1,265,782
*	TVS Supply Chain Solutions Ltd.	8,956	12,990
	Uflex Ltd.	314,886	1,918,698
*	Ugar Sugar Works Ltd.	78,357	37,754
*	Ugro Capital Ltd.	204,188	420,297
*Ω	Ujjivan Small Finance Bank Ltd.	10,678,610	6,243,824
	UltraTech Cement Ltd.	182,917	24,549,519
*	Unichem Laboratories Ltd.	194,087	1,034,110
	Union Bank of India Ltd.	5,175,487	8,647,371
	Uniparts India Ltd.	2,175	12,182
	United Breweries Ltd.	103,773	2,100,879
*	United Foodbrands Ltd.	1,769	4,057
	United Spirits Ltd.	804,531	12,957,635
	Universal Cables Ltd.	8,915	73,768
	UNO Minda Ltd.	1,019,127	14,150,413
	UPL Ltd.	3,289,980	26,608,389
*	Urja Global Ltd.	233,310	34,441
	Usha Martin Ltd.	1,086,960	5,651,506
	UTI Asset Management Co. Ltd.	195,904	2,755,090
*	V2 Retail Ltd.	15,957	438,342
	VA Tech Wabag Ltd.	312,865	4,969,534
	Vadilal Industries Ltd.	7,273	434,086
	Vaibhav Global Ltd.	272,151	819,901
*Ω	Valiant Organics Ltd.	9,479	32,081
*	Valor Estate Ltd.	669,648	1,121,643
	Vardhman Special Steels Ltd.	16,776	54,263
	Vardhman Textiles Ltd.	1,004,596	4,965,451

		Shares	Value»
INDIA — (Continued)
Ω	Varroc Engineering Ltd.	258,981	$1,786,991
	Varun Beverages Ltd.	2,814,547	14,868,414
*	Vascon Engineers Ltd.	52,053	39,069
	Vedant Fashions Ltd.	41,854	303,889
	Vedanta Ltd.	5,827,878	32,402,858
	Veedol Corp. Ltd.	43,323	862,878
	Venky’s India Ltd.	38,342	652,670
Ω	Venus Pipes & Tubes Ltd.	4,476	64,659
*	Veranda Learning Solutions Ltd.	7,839	20,447
	Vesuvius India Ltd.	279,810	1,553,193
	V-Guard Industries Ltd.	1,039,773	4,244,872
	Vidhi Specialty Food Ingredients Ltd.	9,228	34,854
	Vijaya Diagnostic Centre Ltd.	45,241	504,057
*	Vikas Lifecare Ltd.	2,298,854	54,354
	Vimta Labs Ltd.	123,666	1,005,715
	Vinati Organics Ltd.	168,920	3,141,855
	Vindhya Telelinks Ltd.	27,832	425,856
	Vintage Coffee & Beverages Ltd.	36,335	67,275
	Visaka Industries Ltd.	1,730	1,566
	Vishnu Chemicals Ltd.	66,047	385,439
*	VL E-Governance & IT Solutions Ltd.	119,621	32,289
*	V-Mart Retail Ltd.	108,852	1,014,085
*	Vodafone Idea Ltd.	33,845,556	3,325,413
	Voltamp Transformers Ltd.	25,701	2,150,987
	Voltas Ltd.	321,889	5,000,678
	VRL Logistics Ltd.	535,698	1,687,229
	VST Industries Ltd.	326,604	959,135
	VST Tillers Tractors Ltd.	26,587	1,795,998
*	Walchandnagar Industries Ltd.	24,757	49,671
*	Websol Energy System Ltd.	21,488	297,029
	Welspun Corp. Ltd.	1,123,115	12,187,469
	Welspun Enterprises Ltd.	447,557	2,824,173
	Welspun Living Ltd.	2,895,250	4,211,327
	West Coast Paper Mills Ltd.	427,269	2,184,502
	Westlife Foodworld Ltd.	191,875	1,290,557
	Wheels India Ltd.	6,798	68,653
	Whirlpool of India Ltd.	120,592	1,884,218

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Windlas Biotech Ltd.	9,855	$104,470
	Wipro Ltd.	6,769,186	18,349,739
*	Wockhardt Ltd.	361,997	5,213,527
	Wonderla Holidays Ltd.	112,920	725,888
	XPRO India Ltd.	3,458	42,403
	Yaari Digital Integrated Services Ltd.	4,023,504	963,144
	Yasho Industries Ltd.	1,323	23,773
*	Yes Bank Ltd.	31,282,558	8,024,527
	Yuken India Ltd.	1,894	21,857
	Zee Entertainment Enterprises Ltd.	5,486,854	6,199,738
*	Zee Media Corp. Ltd.	2,420,508	272,732
	Zen Technologies Ltd.	155,735	2,378,012
	Zensar Technologies Ltd.	777,012	6,960,781
	ZF Commercial Vehicle Control Systems India Ltd.	1,496	207,951
	Zydus Lifesciences Ltd.	874,296	9,621,970
	Zydus Wellness Ltd.	318,625	1,713,775

TOTAL INDIA			5,818,402,703

INDONESIA — (1.3%)
	ABM Investama Tbk. PT	3,452,400	614,235
*	Adhi Karya Persero Tbk. PT	7,836,679	123,454
	Adi Sarana Armada Tbk. PT	10,073,700	644,554
	AKR Corporindo Tbk. PT	53,071,500	3,895,591
*	Alam Sutera Realty Tbk. PT	65,510,400	637,572
	Alamtri Minerals Indonesia Tbk. PT	7,119,900	596,789
	Alamtri Resources Indonesia Tbk. PT	82,585,900	9,349,255
	Allo Bank Indonesia Tbk. PT	1,007,600	90,662
	Aneka Tambang Tbk. PT	46,583,119	8,664,816
	Arwana Citramulia Tbk. PT	23,431,600	774,203
	Aspirasi Hidup Indonesia Tbk. PT	53,519,500	1,428,019
	Astra Agro Lestari Tbk. PT	2,845,422	1,335,027
	Astra International Tbk. PT	61,505,200	22,742,365

		Shares	Value»
INDONESIA — (Continued)
	Astra Otoparts Tbk. PT	7,391,800	$1,133,814
	Asuransi Tugu Pratama Indonesia Tbk. PT	517,100	32,476
	Avia Avian Tbk. PT	14,257,500	354,525
*††	Bakrie Telecom Tbk. PT	35,294,139	0
*	Bank Aladin Syariah Tbk. PT	424,600	23,989
	Bank Amar Indonesia Tbk. PT	14,210,610	196,431
*	Bank Artha Graha Internasional Tbk. PT	456,300	4,174
	Bank BTPN Syariah Tbk. PT	15,281,000	1,257,755
*	Bank Capital Indonesia Tbk. PT	20,448,500	169,659
	Bank Central Asia Tbk. PT	91,803,500	47,002,622
*	Bank China Construction Bank Indonesia Tbk. PT	17,420,100	76,517
*	Bank Ganesha Tbk. PT	12,304,300	83,616
*	Bank Ina Perdana PT	2,485,100	669,955
*	Bank Jago Tbk. PT	2,113,200	277,618
*	Bank KB Indonesia Tbk. PT	142,642,188	582,300
	Bank Mandiri Persero Tbk. PT	127,148,372	36,022,854
*	Bank Mayapada International Tbk. PT	14,177,650	206,348
	Bank Maybank Indonesia Tbk. PT	9,420,600	116,671
*	Bank Nationalnobu Tbk. PT	2,626,925	81,236
	Bank Negara Indonesia Persero Tbk. PT	32,302,360	8,490,166
*	Bank Neo Commerce Tbk. PT	30,117,700	703,054
	Bank OCBC Nisp Tbk. PT	13,872,400	1,146,273
	Bank Pan Indonesia Tbk. PT	31,614,600	1,960,314
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	20,559,157	995,200

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	25,160,600	$824,462
	Bank Rakyat Indonesia Persero Tbk. PT	95,125,259	22,755,889
	Bank Syariah Indonesia Tbk. PT	21,486,600	3,290,576
	Bank Tabungan Negara Persero Tbk. PT	54,408,154	4,000,723
*	Barito Pacific Tbk. PT	37,335,988	7,737,666
	Barito Renewables Energy Tbk. PT	1,998,000	1,041,684
	BFI Finance Indonesia Tbk. PT	52,845,100	2,555,273
*	Bhakti Multi Artha Tbk. PT	208,300	12,086
*	Bintang Oto Global Tbk. PT	305,300	9,037
	BISI International Tbk. PT	11,631,812	622,175
	Blue Bird Tbk. PT	5,130,300	546,071
*	Buana Lintas Lautan Tbk. PT	112,750,400	1,475,124
*	Bukalapak.com Tbk. PT	227,069,800	2,293,942
	Bukit Asam Tbk. PT	37,947,600	5,472,992
*	Buma Internasional Grup Tbk. PT	35,866,100	736,676
*	Bumi Resources Minerals Tbk. PT	133,296,600	7,364,255
*	Bumi Resources Tbk. PT	284,523,100	2,426,282
*	Bumi Serpong Damai Tbk. PT	28,786,700	1,692,404
*	Capital Financial Indonesia Tbk. PT	4,570,300	300,880
	Catur Sentosa Adiprana Tbk. PT	864,200	16,942
*	Cemindo Gemilang PT	10,677,500	494,357
	Charoen Pokphand Indonesia Tbk. PT	19,566,060	5,490,839
Ω	Cikarang Listrindo Tbk. PT	10,148,300	430,161
	Ciputra Development Tbk. PT	66,854,915	3,551,444
	Cisarua Mountain Dairy Tbk. PT	1,638,700	558,993
*	Citra Marga Nusaphala Persada Tbk. PT	19,749,671	1,541,819

		Shares	Value»
INDONESIA — (Continued)
*	City Retail Developments Tbk. PT	11,633,200	$194,642
*	Darma Henwa Tbk. PT	7,112,900	142,579
	Dayamitra Telekomunikasi PT	5,001,400	168,371
	Dharma Satya Nusantara Tbk. PT	31,366,000	3,558,946
*	Dian Swastatika Sentosa Tbk. PT	136,300	692,648
	Elang Mahkota Teknologi Tbk. PT	37,906,500	2,694,339
	Elnusa Tbk. PT	28,333,700	869,648
*	Energi Mega Persada Tbk. PT	27,853,500	1,382,071
	Erajaya Swasembada Tbk. PT	69,828,200	1,779,020
	ESSA Industries Indonesia Tbk. PT	49,138,200	1,816,165
	Gajah Tunggal Tbk. PT	10,085,700	630,825
	Garudafood Putra Putri Jaya Tbk. PT	24,325,000	526,262
	Golden Energy Mines Tbk. PT	88,300	48,035
	Gudang Garam Tbk. PT	2,044,600	2,127,582
*	Harum Energy Tbk. PT	12,371,200	869,484
	Hexindo Adiperkasa Tbk. PT	1,716,756	480,029
*	Impack Pratama Industri Tbk. PT	37,017,100	5,247,316
	Indah Kiat Pulp & Paper Tbk. PT	13,595,800	6,080,508
	Indika Energy Tbk. PT	11,762,000	1,476,451
	Indo Tambangraya Megah Tbk. PT	3,533,500	4,990,029
	Indocement Tunggal Prakarsa Tbk. PT	4,391,500	1,648,498
	Indofood CBP Sukses Makmur Tbk. PT	3,420,700	1,787,681
	Indofood Sukses Makmur Tbk. PT	25,022,900	11,135,566
	Indomobil Sukses Internasional Tbk. PT	3,198,400	221,332
	Indosat Tbk. PT	18,426,200	2,086,211

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	1,354,800	$10,680
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	43,056,788	1,449,303
*††	Inti Agri Resources Tbk. PT	10,879,700	0
*	Intiland Development Tbk. PT	16,476,000	132,772
	Japfa Comfeed Indonesia Tbk. PT	56,069,300	8,450,646
	Jasa Marga Persero Tbk. PT	8,838,558	1,896,887
	Jaya Real Property Tbk. PT	5,813,800	300,326
	Kalbe Farma Tbk. PT	50,093,100	3,842,223
	Kawasan Industri Jababeka Tbk. PT	108,765,245	1,248,000
	KMI Wire & Cable Tbk. PT	28,325,800	565,615
*	Krakatau Steel Persero Tbk. PT	3,595,300	72,107
	Lautan Luas Tbk. PT	329,800	17,346
*	Lippo Karawaci Tbk. PT	324,039,762	1,733,685
	Malindo Feedmill Tbk. PT	1,236,000	63,120
	Map Aktif Adiperkasa PT	47,727,600	2,004,101
	Matahari Department Store Tbk. PT	4,532,300	459,152
	Mayora Indah Tbk. PT	18,283,725	2,338,140
*	MD Entertainment Tbk. PT	2,507,340	855,246
	Medco Energi Internasional Tbk. PT	63,757,160	5,101,941
*	Media Nusantara Citra Tbk. PT	44,649,593	719,273
	Medikaloka Hermina Tbk. PT	33,821,100	3,053,768
*	Merdeka Battery Materials Tbk. PT	26,903,900	1,016,556
*	Merdeka Copper Gold Tbk. PT	13,589,162	1,988,426
*	Metro Healthcare Indonesia Tbk. PT	61,439,200	1,189,002
	Metrodata Electronics Tbk. PT	34,020,600	1,247,152

		Shares	Value»
INDONESIA — (Continued)
	Metropolitan Kentjana Tbk. PT	33,300	$47,538
	Midi Utama Indonesia Tbk. PT	1,079,200	26,847
	Mitra Adiperkasa Tbk. PT	67,702,100	5,244,155
	Mitra Keluarga Karyasehat Tbk. PT	14,286,300	2,216,883
	Mitra Pinasthika Mustika Tbk. PT	11,168,800	651,268
*	MNC Digital Entertainment Tbk. PT	21,894,000	664,695
*	MNC Tourism Indonesia Tbk. PT	105,612,800	926,158
	Mulia Industrindo Tbk. PT	13,252,200	274,147
*	Multipolar Tbk. PT	8,864,400	70,803
	Nippon Indosari Corpindo Tbk. PT	19,741,289	949,546
Ω	Nusantara Sejahtera Raya Tbk. PT	8,590,700	61,540
	Pabrik Kertas Tjiwi Kimia Tbk. PT	7,662,900	3,208,627
*	Pacific Strategic Financial Tbk. PT	13,198,500	892,851
	Pakuwon Jati Tbk. PT.	99,195,800	2,192,063
	Pam Mineral Tbk. PT	166,300	9,898
*	Panin Financial Tbk. PT	114,644,800	1,652,877
*	Paninvest Tbk. PT	7,925,300	383,638
	Pantai Indah Kapuk Dua Tbk. PT	523,200	442,892
	Perusahaan Gas Negara Tbk. PT	32,156,100	3,362,123
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	20,480,500	1,728,780
	Petrindo Jaya Kreasi Tbk. PT	29,608,000	3,574,651
	Petrosea Tbk. PT	8,342,300	3,404,634
*††	Pool Advista Indonesia Tbk. PT	8,941,700	5,041
*	PP Persero Tbk. PT	18,274,790	419,293
	Prodia Widyahusada Tbk. PT	1,413,100	218,520
	Puradelta Lestari Tbk. PT	61,655,500	492,584
	Ramayana Lestari Sentosa Tbk. PT	2,095,900	53,892

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*††	Rimo International Lestari Tbk. PT	151,291,900	$0
	Rukun Raharja Tbk. PT	3,958,600	964,013
	Salim Ivomas Pratama Tbk. PT	31,135,200	1,168,191
	Sampoerna Agro Tbk. PT	5,071,559	1,531,875
	Samudera Indonesia Tbk. PT	54,224,700	1,030,591
*	Sarana Meditama Metropolitan Tbk. PT	11,881,000	217,353
	Sarana Menara Nusantara Tbk. PT	62,833,300	2,056,420
	Sariguna Primatirta Tbk. PT	37,335,900	1,211,133
	Sawit Sumbermas Sarana Tbk. PT	24,219,100	2,343,947
*††	Sekawan Intipratama Tbk. PT	2,876,400	0
	Selamat Sempurna Tbk. PT	17,201,400	1,985,553
	Semen Baturaja Tbk. PT	4,829,100	81,799
	Semen Indonesia Persero Tbk. PT	16,390,986	2,715,517
*	Siloam International Hospitals Tbk. PT	2,968,700	387,147
*	Sinar Mas Multiartha Tbk. PT	278,500	217,745
*††	Sri Rejeki Isman Tbk. PT	96,691,300	0
	Steel Pipe Industry of Indonesia PT	16,408,800	422,115
	Sumber Alfaria Trijaya Tbk. PT	39,945,700	4,823,520
	Sumber Tani Agung Resources Tbk. PT	2,908,600	243,264
	Summarecon Agung Tbk. PT	68,704,047	1,616,826
	Surya Citra Media Tbk. PT	76,466,700	1,550,683
	Surya Semesta Internusa Tbk. PT	32,469,000	3,041,855
*††	Suryainti Permata Tbk. PT	3,098,000	0
	TBS Energi Utama Tbk. PT	655,700	31,696
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	365,576	7,161,634

		Shares	Value»
INDONESIA — (Continued)
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	48,996,700	$9,477,659
	Temas Tbk. PT	35,286,000	275,658
	Tempo Scan Pacific Tbk. PT	3,705,800	635,003
	Timah Tbk. PT	17,874,667	2,867,867
	Total Bangun Persada Tbk. PT	196,000	10,366
	Tower Bersama Infrastructure Tbk. PT	5,095,900	729,454
*††	Trada Alam Minera Tbk. PT	173,119,000	0
	Transcoal Pacific Tbk. PT	4,057,800	1,914,978
	Trias Sentosa Tbk. PT	3,690,500	105,921
	Trimegah Bangun Persada Tbk. PT	2,167,800	162,923
	Triputra Agro Persada PT	30,987,500	3,504,939
	Tunas Baru Lampung Tbk. PT	23,540,257	1,054,155
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	13,067,200	1,178,814
	Unilever Indonesia Tbk. PT	24,192,400	3,751,206
	United Tractors Tbk. PT	9,367,346	15,145,852
	Vale Indonesia Tbk. PT	10,689,375	3,050,017
*††	Waskita Karya Persero Tbk. PT	52,554,757	119,710
*††	Wijaya Karya Persero Tbk. PT	19,524,422	89,815
	Wintermar Offshore Marine Tbk. PT	5,713,565	147,238
*	Wir Asia Tbk. PT	3,127,100	20,172
	XLSMART Telecom Sejahtera Tbk. PT	43,919,245	6,890,306

TOTAL INDONESIA			441,247,440

KUWAIT — (0.4%)
	A’ayan Leasing & Investment Co. KSCP	6,272,710	4,341,656
	A’ayan Real Estate Co. SAK	178,782	86,300
*	Acico Industries Co. KSC	707,015	825,420

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Agility Public Warehousing Co. KSC	1,977,856	$971,377
	Al Ahli Bank of Kuwait KSCP	392,535	368,109
*	Al Argan International Real Estate Co. KSCP	301,176	137,561
	Al-Eid Food KSC	527,310	371,309
	Ali Alghanim Sons Automotive Co. KSCC	552,529	1,939,390
*	Alimtiaz Investment Group KSC	3,251,034	766,990
*††	Arabi Group Holding KSC	479,552	451,803
	Arzan Financial Group for Financing & Investment KPSC	4,825,368	6,195,301
*	Asiya Capital Investments Co. KSCP	3,823,733	721,829
	Beyout Holding Co. KPSC	60,430	86,888
	Boubyan Bank KSCP	913,052	2,130,550
	Boubyan Petrochemicals Co. KSCP	661,278	1,323,157
	Boursa Kuwait Securities Co. KPSC	282,877	3,706,921
	Burgan Bank SAK	375,305	289,344
*	Coast Investment & Development Co. KSCP	82,273	21,630
	Combined Group Contracting Co. SAK	691,683	2,376,675
	Commercial Facilities Co. SAKP	236,709	204,349
	Commercial Real Estate Co. KSC	2,173,512	1,507,464
*	First Investment Co. KSCP	1,875,898	961,041
	Gulf Bank KSCP	2,444,181	2,792,518
	Gulf Cables & Electrical Industries Group Co. KSCP	186,245	1,363,354
	Heavy Engineering & Ship Building Co. KSCP	432,971	1,335,023
	Humansoft Holding Co. KSC	425,720	3,434,097

		Shares	Value»
KUWAIT — (Continued)
*	IFA Hotels & Resorts-KPSC	267,176	$1,138,637
	Integrated Holding Co. KCSC	908,004	1,600,053
	Jazeera Airways Co. KSCP	421,806	2,017,873
	KAMCO Investment Co. KSC	130,316	75,993
	Kuwait Business Town Real Estate Co. KSCP	259,737	90,477
	Kuwait Cement Co. KSC	662,335	766,417
	Kuwait Finance House KSCP	9,520,584	24,926,239
	Kuwait Financial Centre SAK	290,651	168,048
	Kuwait International Bank KSCP	3,883,499	3,385,892
	Kuwait Investment Co. SAK	186,238	152,503
*	Kuwait Real Estate Co. KSC	4,762,413	6,590,264
	Kuwait Telecommunications Co.	1,136,274	2,199,467
	Mabanee Co. KPSC	748,327	2,457,596
*	Manazel Holding Co. KSC	500,625	104,988
	Mezzan Holding Co. KSCC	559,708	2,175,526
	Mobile Telecommunications Co. KSCP	2,781,820	4,807,574
*	Munshaat Real Estate Projects Co. KSCP	62,170	46,146
	National Bank of Kuwait SAKP	7,372,054	25,247,416
*	National Consumer Holding Co. SAK	1,812,978	690,374
	National Industries Group Holding SAK	3,320,484	3,149,529
	National Investments Co. KSCP	3,487,341	3,860,199
	Oula Fuel Marketing Co.	77,234	76,661
*	Privatization Holding Co. KSCP	1,472,006	410,655
*	Rasiyat Holding Co.	236,436	298,020
*	Real Estate Trade Centers Co. KSC	13,614	29,618
	Salhia Real Estate Co. KSCP	1,058,819	1,446,141

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
*	Securities House KSC	1,247,431	$371,196
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	1,628,708	897,061
	Specialities Group Holding Co. KSCC	84,860	48,927
††	Sultan Center Food Products Co. KSC	5,505	646
	Tijara & Real Estate Investment Co. KSCP	93,064	30,264
*	United Real Estate Co. SAKP	77,372	59,906
*	Warba Bank KSCP	6,472,130	6,116,189

TOTAL KUWAIT			134,146,551

MALAYSIA — (1.3%)
#	7-Eleven Malaysia Holdings Bhd., Class B	2,085,585	996,135
	Able Global Bhd.	645,400	257,160
#	Aeon Co. M Bhd.	4,592,800	1,381,015
#	AEON Credit Service M Bhd.	1,821,080	2,287,577
#*	AFFIN Bank Bhd.	4,312,497	2,358,459
	Ajinomoto Malaysia Bhd.	128,000	409,899
	Alliance Bank Malaysia Bhd.	8,005,706	8,400,935
	Allianz Malaysia Bhd.	213,500	915,495
#	AME Elite Consortium Bhd.	1,583,900	585,688
	AMMB Holdings Bhd. (AMM MK)	6,307,050	8,578,986
#	Ancom Nylex Bhd.	2,765,115	613,561
#*	Ann Joo Resources Bhd.	608,100	95,709
#*	Astro Malaysia Holdings Bhd.	3,575,900	111,023
	Aumas Resources Bhd.	292,300	51,638
#	Aurelius Technologies Bhd.	1,197,000	285,290
	Axiata Group Bhd.	11,702,735	7,017,687
#	Bank Islam Malaysia Bhd.	5,020,059	2,637,226
	Batu Kawan Bhd.	403,050	1,848,450
#*	Berjaya Assets Bhd.	1,232,400	88,213
#*	Berjaya Corp. Bhd.	23,909,801	1,654,030
*	Berjaya Food Bhd.	2,655,919	158,501
#*	Berjaya Land Bhd.	3,912,500	251,887

		Shares	Value»
MALAYSIA — (Continued)
#*	Bermaz Auto Bhd.	5,122,600	$818,737
#	British. American Tobacco Malaysia Bhd.	621,200	682,493
#*	Bumi Armada Bhd.	21,792,250	1,718,117
#	Bursa Malaysia Bhd.	2,920,500	5,712,321
#	Cahya Mata Sarawak Bhd.	3,655,600	1,385,826
#*	Cape Ems Bhd.	2,386,100	162,201
#	Carlsberg Brewery Malaysia Bhd.	789,400	3,113,767
#	CB Industrial Product Holding Bhd.	2,850,220	864,039
	CCK Consolidated Holdings Bhd.	262,600	73,316
	CelcomDigi Bhd.	6,229,120	5,354,946
*	Chin Hin Group Bhd.	237,400	130,883
	CIMB Group Holdings Bhd.	15,166,848	26,394,897
#	Coastal Contracts Bhd.	1,119,200	314,889
#	Crescendo Corp. Bhd.	240,600	71,187
#	CSC Steel Holdings Bhd.	1,264,100	349,959
#	CTOS Digital Bhd.	3,302,200	737,051
#*	Cypark Resources Bhd.	744,550	124,344
#	D&O Green Technologies Bhd.	3,125,200	929,374
*	Dagang NeXchange Bhd.	597,800	43,413
#	Dayang Enterprise Holdings Bhd.	4,510,163	1,605,377
#	Dialog Group Bhd.	5,898,184	2,759,414
#	DRB-Hicom Bhd.	5,329,700	1,602,466
#	Duopharma Biotech Bhd.	1,370,151	408,713
	Dutch Lady Milk Industries Bhd.	102,000	637,612
	DXN Holdings Bhd.	852,300	105,827
#	Eastern & Oriental Bhd.	5,106,400	973,908
	Eco World Development Group Bhd.	6,896,800	3,388,575
#*	Ecofirst Consolidated Bhd.	1,552,400	124,195
	EG Industries Bhd.	113,400	37,036
#*	Ekovest Bhd.	12,612,550	1,008,287
	Farm Fresh Bhd.	4,140,500	2,402,722
#	Formosa Prosonic Industries Bhd.	831,600	285,714

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Fraser & Neave Holdings Bhd.	368,800	$2,477,996
#	Frontken Corp. Bhd.	6,583,500	7,091,211
#*	Gadang Holdings Bhd.	2,291,200	163,644
	Gamuda Bhd.	5,079,533	6,100,569
	Gas Malaysia Bhd.	1,135,800	1,230,086
#	Genetec Technology Bhd.	917,000	113,421
#	Genting Bhd.	8,225,200	6,632,883
#	Genting Malaysia Bhd.	9,631,500	5,355,353
#	Genting Plantations Bhd.	1,078,600	1,306,747
#*	Globetronics Technology Bhd.	2,729,945	217,781
#*	Greatech Technology Bhd.	1,444,800	711,416
#	Guan Chong Bhd.	3,199,599	685,840
#	HAP Seng Consolidated Bhd.	4,225,140	2,996,955
#	Hap Seng Plantations Holdings Bhd.	1,591,700	859,393
	Harn Len Corp. Bhd.	63,900	9,076
#	Hartalega Holdings Bhd.	3,925,600	1,131,623
#	Heineken Malaysia Bhd.	639,900	3,254,864
#*	Hengyuan Refining Co. Bhd.	1,879,600	368,851
	Hextar Global Bhd.	1,097,100	236,984
	Hextar Industries Bhd.	103,000	8,729
#	Hiap Teck Venture Bhd.	9,826,200	667,546
	Hibiscus Petroleum Bhd.	5,221,940	1,782,938
#	Hong Leong Bank Bhd.	509,765	2,501,493
	Hong Leong Financial Group Bhd.	1,079,598	4,354,335
	Hong Leong Industries Bhd.	500,000	1,640,185
	HSS Engineers Bhd.	100,600	12,959
	Hume Cement Industries Bhd.	232,600	194,303
#	Hup Seng Industries Bhd.	2,153,000	529,505
	IGB Bhd.	735,738	589,080
	IHH Healthcare Bhd.	2,116,900	4,167,980
#	IJM Corp. Bhd.	7,391,326	4,367,965
#	Inari Amertron Bhd.	5,336,532	3,326,296
#	Insas Bhd.	4,362,802	880,507
#	IOI Corp. Bhd.	4,478,177	4,297,625

		Shares	Value»
MALAYSIA — (Continued)
#	IOI Properties Group Bhd.	5,399,419	$2,707,288
	Iris Corp. Bhd.	220,600	12,899
#*	Iskandar Waterfront City Bhd.	2,026,200	144,893
#	ITMAX SYSTEM Bhd.	567,200	614,810
#	JAKS Resources Bhd.	12,374,160	309,998
#	Jaya Tiasa Holdings Bhd.	5,527,339	1,517,410
*	JCY International Bhd.	2,114,700	213,590
	Keck Seng Malaysia Bhd.	481,400	638,265
#	Kelington Group Bhd.	2,182,300	2,855,159
	Kenanga Investment Bank Bhd.	2,821,700	571,867
#	Kerjaya Prospek Group Bhd.	1,755,287	1,167,339
#	Kim Loong Resources Bhd.	1,387,760	768,434
*	KNM Group Bhd.	15,379,881	18,362
#	Kossan Rubber Industries Bhd.	6,671,500	1,891,023
#	KPJ Healthcare Bhd.	7,972,500	5,396,724
#	Kretam Holdings Bhd.	4,777,400	787,269
#	KSL Holdings Bhd.	2,201,669	1,576,942
	Kuala Lumpur Kepong Bhd.	1,110,785	5,432,700
	Kumpulan Fima Bhd.	709,900	411,699
#	Lagenda Properties Bhd.	1,920,800	577,613
	Land & General Bhd.	12,414,820	458,951
#	LBS Bina Group Bhd.	5,947,093	602,975
#	Leong Hup International Bhd.	8,260,400	1,291,510
	Lianson Fleet Group Bhd.	68,700	33,775
#*Ω	Lotte Chemical Titan Holding Bhd.	2,882,475	377,796
	LPI Capital Bhd.	658,640	2,260,680
#	Magni-Tech Industries Bhd.	1,388,700	705,460
#	Magnum Bhd.	4,549,062	1,510,215
#	Mah Sing Group Bhd.	9,447,051	2,343,570
#	Malakoff Corp. Bhd.	8,389,000	2,161,930
	Malayan Banking Bhd.	7,849,450	18,499,450
	Malayan Cement Bhd.	163,300	267,503
#	Malayan Flour Mills Bhd.	4,724,400	665,752
#	Malaysia Smelting Corp. Bhd.	2,226,200	732,718

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Malaysian Pacific Industries Bhd.	461,625	$3,296,270
#	Malaysian Resources Corp. Bhd.	12,008,157	1,288,061
#	Matrix Concepts Holdings Bhd.	9,406,357	3,075,775
#	Maxis Bhd.	4,550,215	4,129,025
#	MBM Resources Bhd.	905,810	1,137,797
#	MBSB Bhd.	13,643,467	2,359,961
	Mega First Corp. Bhd.	3,697,000	3,271,638
	Mi Technovation Bhd.	642,500	483,282
	MISC Bhd.	2,304,360	4,285,467
	MKH Bhd.	2,772,375	706,654
#	MKH Oil Palm East Kalimantan Bhd.	222,984	33,794
	MN Holdings Bhd.	102,800	45,749
#	MNRB Holdings Bhd.	3,755,754	1,692,650
#Ω	Mr. DIY Group M Bhd.	6,347,200	2,421,422
	Muhibbah Engineering M Bhd.	3,006,150	387,131
#	Nationgate Holdings Bhd.	666,100	186,889
#	Nestle Malaysia Bhd.	71,600	1,931,673
#	NEXG Bhd.	3,233,700	293,085
	Notion VTEC Bhd.	523,600	93,367
††	Nylex Malaysia Bhd.	20,250	218
#	OCK Group Bhd.	3,263,100	338,963
#	Oriental Holdings Bhd.	1,111,240	1,817,567
#	OSK Holdings Bhd.	11,428,450	3,874,859
#	PA Resources Bhd.	1,808,900	71,103
#	Padini Holdings Bhd.	3,537,000	1,596,218
	Panasonic Manufacturing Malaysia Bhd.	62,900	125,009
#	Pantech Group Holdings Bhd.	3,343,031	534,436
#	Paramount Corp. Bhd.	1,893,175	479,206
	PBA Holdings Bhd.	116,800	54,407
#	Pecca Group Bhd.	1,237,300	398,635
#	Perak Transit Bhd.	4,536,199	367,562
#	Petron Malaysia Refining & Marketing Bhd.	613,600	552,783
#	Petronas Chemicals Group Bhd.	3,524,100	3,277,964
#	Petronas Dagangan Bhd.	677,900	3,670,488
#	Petronas Gas Bhd.	1,182,308	5,219,333
	Power Root Bhd.	347,300	106,123
	PPB Group Bhd.	1,526,040	4,057,155

		Shares	Value»
MALAYSIA — (Continued)
#	Press Metal Aluminium Holdings Bhd.	6,437,360	$9,724,040
	Public Bank Bhd.	25,473,055	25,644,153
	QES Group Bhd.	944,400	111,299
#	QL Resources Bhd.	5,279,995	5,230,281
#*	Ranhill Utilities Bhd.	2,267,658	994,529
#	RCE Capital Bhd.	2,577,700	664,145
#	REDtone Digital Bhd.	1,261,400	158,126
	RGB International Bhd.	4,180,500	239,465
	RHB Bank Bhd.	5,531,358	8,942,383
#	Sam Engineering & Equipment M Bhd.	754,500	876,246
#	Sarawak Oil Palms Bhd.	2,389,037	2,127,252
	Scientex Bhd.	4,615,184	3,734,975
	SD Guthrie Bhd.	5,308,361	6,691,378
#	Shangri-La Hotels Malaysia Bhd.	253,500	101,654
	Sime Darby Bhd.	11,328,987	5,538,292
#	Sime Darby Property Bhd.	11,876,887	3,819,202
	SKP Resources Bhd.	6,792,525	1,271,985
#*	Solarvest Holdings Bhd.	1,778,000	1,290,811
#	Southern Cable Group Bhd.	849,200	414,346
	SP Setia Bhd. Group	7,554,759	1,557,956
#	Sports Toto Bhd.	3,684,773	1,222,407
#	Sunway Bhd.	2,984,090	3,846,788
#	Sunway Construction Group Bhd.	1,606,119	2,252,978
#*	Supermax Corp. Bhd.	5,279,039	597,257
#	Suria Capital Holdings Bhd.	413,380	158,176
#	Syarikat Takaful Malaysia Keluarga Bhd.	2,785,675	2,061,083
#	Ta Ann Holdings Bhd	2,019,023	2,022,680
#	Taliworks Corp. Bhd.	2,377,766	303,525
#	TASCO Bhd.	858,600	105,511
#	Telekom Malaysia Bhd.	2,458,828	4,285,117
	Tenaga Nasional Bhd.	3,542,681	11,224,100
#	Teo Seng Capital Bhd.	189,600	51,547
	Thong Guan Industries Bhd.	1,450,500	398,286
#	TIME dotCom Bhd.	4,110,480	4,679,674
#*	Top Glove Corp. Bhd.	14,186,660	2,131,027
#*	Tropicana Corp. Bhd.	5,039,732	1,406,183
#	TSH Resources Bhd.	3,242,150	1,051,526

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Uchi Technologies Bhd.	1,688,440	$1,248,765
#	UEM Sunrise Bhd.	8,838,445	1,348,654
#	Unisem M Bhd.	1,039,400	874,402
	United Malacca Bhd.	226,150	315,171
#	United Plantations Bhd.	714,900	4,227,436
#	UOA Development Bhd.	8,622,500	3,803,978
#	Uzma Bhd.	939,033	111,002
*	Vantris Energy Bhd.	2,037,609	267,466
#	Velesto Energy Bhd.	29,005,192	1,733,358
	ViTrox Corp. Bhd.	881,000	946,654
#	VS Industry Bhd.	13,280,752	1,565,521
#	Wasco Bhd.	1,416,900	292,640
#*	WCT Holdings Bhd.	5,517,840	986,832
#	Wellcall Holdings Bhd.	2,974,850	894,965
#	Westports Holdings Bhd.	3,131,513	3,847,349
#	Yinson Holdings Bhd.	7,618,585	4,310,815
#	YTL Corp. Bhd.	14,976,593	9,277,491
#	YTL Power International Bhd.	4,073,263	3,871,708
	Zetrix Ai Bhd.	20,773,521	4,185,532

TOTAL MALAYSIA			453,800,719

MEXICO — (2.0%)
	Alfa SAB de CV, Class A	31,592,286	23,925,692
#	Alpek SAB de CV	3,673,514	1,858,655
	Alsea SAB de CV	3,134,024	8,672,399
#	America Movil SAB de CV (2228390D US), ADR	2,718,240	61,894,324
#	Arca Continental SAB de CV	1,027,605	9,943,904
#*	Axtel SAB de CV	8,473,184	1,313,495
Ω	Banco del Bajio SA	5,234,167	13,356,937
#	Becle SAB de CV	866,993	1,064,929
	Bolsa Mexicana de Valores SAB de CV	2,864,652	5,461,473
	Cemex SAB de CV (CEMEXCPO MM)	1,651,158	1,674,399
	Cemex SAB de CV (CX US), Sponsored ADR	3,600,262	36,542,661
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	81,220	6,980,859

		Shares	Value»
MEXICO — (Continued)
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	338,569	$2,907,591
	Consorcio ARA SAB de CV	8,643,162	1,642,240
#*	Controladora Alpek SAB de CV	31,592,286	4,897,370
*	Controladora AXTEL SAB de CV	27,388,079	1,334,134
*	Controladora Vuela Cia de Aviacion SAB de CV (VLRS US), ADR	270,308	1,792,142
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	1,040,862	693,590
	Corp. Actinver SAB de CV	61,598	68,963
#	Corp. Inmobiliaria Vesta SAB de CV	3,245,004	9,851,077
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	222,600	546,361
	Corp. Moctezuma SAB de CV	213,875	967,005
	Corporativo Fragua SAB de CV	2,566	74,582
	Cydsa SAB de CV	6,129	5,757
*	Dine SAB de CV	7,300	7,967
	El Puerto de Liverpool SAB de CV, Class C1	526,038	2,563,014
#*††	Empresas ICA SAB de CV	4,691,828	0
	Financiera Independencia SAB de CV SOFOM ENR	122,895	56,359
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	534,206	5,032,811
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	66,202	6,246,821
	GCC SAB de CV	1,071,304	10,282,581
#	Genomma Lab Internacional SAB de CV, Class B	4,631,909	4,522,584

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Gentera SAB de CV	9,230,595	$21,895,865
	Gruma SAB de CV, Class B	913,433	15,470,124
	Grupo Aeroportuario del Centro Norte SAB de CV	1,482,286	18,267,578
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	979,586	20,345,187
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	27,293	5,685,678
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	6,331	1,914,114
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	366,862	11,100,347
#	Grupo Bimbo SAB de CV	3,507,902	12,114,379
#	Grupo Carso SAB de CV	1,923,015	13,659,891
#	Grupo Comercial Chedraui SA de CV	2,372,508	17,232,082
	Grupo Financiero Banorte SAB de CV, Class O	5,816,079	54,599,802
	Grupo Financiero Inbursa SAB de CV, Class O	5,362,667	12,992,095
	Grupo Gigante SAB de CV	41,000	65,058
	Grupo Herdez SAB de CV	1,704,446	6,422,005
*	Grupo Hotelero Santa Fe SAB de CV	306,056	61,776
	Grupo Industrial Saltillo SAB de CV	320,237	238,904
	Grupo Mexico SAB de CV	7,525,347	64,934,649
*	Grupo Nutrisa SAB de CV	1,704,446	467,889
*	Grupo Pochteca SAB de CV	386,111	129,892
#	Grupo Rotoplas SAB de CV	714,409	515,662
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	5,555	157,762
#*	Grupo Simec SAB de CV (SIMECB MM)	1,299,357	11,856,366

		Shares	Value»
MEXICO — (Continued)
#	Grupo Televisa SAB (TLEVICPO MM)	2,737,347	$1,429,193
	Grupo Televisa SAB (TV US), Sponsored ADR	1,878,081	4,958,134
#*Ω	Grupo Traxion SAB de CV	611,596	450,340
*	Industrias CH SAB de CV	1,714,776	15,690,821
*	Industrias Penoles SAB de CV	655,155	27,678,478
	Kimberly-Clark de Mexico SAB de CV, Class A	5,839,206	11,317,911
	KUO SAB de CV	271,325	749,198
#	La Comer SAB de CV	5,015,129	10,862,491
	Megacable Holdings SAB de CV	5,071,691	14,514,725
*	Minera Frisco SAB de CV, Class A1	5,848,090	2,779,483
*Ω	Nemak SAB de CV	15,152,868	3,156,423
*	Ollamani SAB	136,867	454,910
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	48,275	43,394
#	Orbia Advance Corp. SAB de CV	6,016,425	5,446,956
	Organizacion Cultiba SAB de CV	194,351	109,841
*	Organizacion Soriana SAB de CV, Class B	3,346,930	4,773,994
*	Promotora de Hoteles Norte 19 SAB de CV	2,213,204	800,534
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	1,230,572	15,897,386
#	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	30,873	299,100
#	Qualitas Controladora SAB de CV	948,790	8,608,232
	Regional SAB de CV	2,085,019	15,446,996
#*	Sitios Latinoamerica SAB de CV	1,463,967	367,991

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Vista Energy SAB de CV (VIST US), ADR	67,859	$3,287,769
*	Vitro SAB de CV	422,924	131,122
#	Wal-Mart de Mexico SAB de CV	6,200,227	20,524,475

TOTAL MEXICO			686,089,678

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	39,716	288,734
	Cia de Minas Buenaventura SAA, ADR	157,251	3,580,605
	Credicorp Ltd.	121,641	31,748,301
*††	Fossal SAA, ADR	6	13
	Intercorp Financial Services, Inc.	9,334	401,642

TOTAL PERU			36,019,295

PHILIPPINES — (0.5%)
	A Soriano Corp.	818,000	202,777
	Aboitiz Equity Ventures, Inc.	3,324,490	1,608,882
	Aboitiz Power Corp.	3,855,500	2,701,040
	ACEN Corp.	17,400,967	684,933
*††	ACR Mining Corp.	11,905	0
	Alliance Global Group, Inc.	22,418,794	2,778,852
	Apex Mining Co., Inc.	15,588,000	2,467,916
*	Atlas Consolidated Mining & Development Corp.	4,306,100	374,907
	Ayala Corp.	376,380	2,991,037
	Ayala Land, Inc.	7,824,970	2,643,234
*	AyalaLand Logistics Holdings Corp.	4,662,200	105,393
	Bank of the Philippine Islands	3,910,626	7,003,221
	BDO Unibank, Inc.	6,704,779	15,206,047
	Belle Corp.	27,703,700	639,896
	Bloomberry Resorts Corp.	19,293,800	1,048,228
*	Cebu Air, Inc.	1,887,740	939,726
	Century Pacific Food, Inc.	6,218,850	3,700,726
	China Banking Corp.	2,559,090	2,222,573
	COL Financial Group, Inc.	1,671,250	40,909
	Converge Information & Communications Technology Solutions, Inc.	10,154,300	2,198,446

		Shares	Value»
PHILIPPINES — (Continued)
	Cosco Capital, Inc.	15,392,100	$1,807,496
	D&L Industries, Inc.	12,314,300	943,654
	DigiPlus Interactive Corp.	912,760	323,930
*	DITO CME Holdings Corp.	18,594,900	259,131
	DMCI Holdings, Inc.	25,494,100	4,888,079
	DoubleDragon Corp.	4,336,690	729,879
	East West Banking Corp.	5,798,250	1,130,870
	Emperador, Inc.	3,708,300	1,006,455
	Filinvest Development Corp.	116,500	9,201
	Filinvest Land, Inc.	66,853,446	851,682
	Filinvest REIT Corp.	14,665,037	774,782
	First Philippine Holdings Corp.	2,587,130	3,143,233
	Ginebra San Miguel, Inc.	20,830	98,987
*	Global Ferronickel Holdings, Inc.	16,720,756	360,783
	Globe Telecom, Inc.	99,684	2,499,395
	GT Capital Holdings, Inc.	442,962	4,108,740
	International Container Terminal Services, Inc.	2,174,422	19,611,947
	JG Summit Holdings, Inc.	5,259,276	2,139,018
	Jollibee Foods Corp.	1,266,257	4,658,790
	Keepers Holdings, Inc.	894,000	35,346
	LT Group, Inc.	12,860,000	3,196,215
	MacroAsia Corp.	604,396	45,454
	Manila Electric Co.	444,700	4,414,266
	Manila Water Co., Inc.	9,410,200	5,555,030
	Megaworld Corp.	53,436,300	1,807,730
	Metropolitan Bank & Trust Co.	5,602,829	6,567,343
Ω	Monde Nissin Corp.	1,295,700	148,568
	Nickel Asia Corp.	26,122,540	1,628,329
	Petron Corp.	22,616,000	904,293
	Philcomsat Holdings Corp.	410,332	745,850
	Philex Mining Corp.	7,539,850	1,036,153
	Philippine National Bank	2,711,566	2,376,841
	Philippine Seven Corp.	250,010	176,169
	Philippine Stock Exchange, Inc.	84,552	291,699
*††	Philtown Properties, Inc.	16,675	0

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*††	Phoenix Petroleum Philippines, Inc.	2,516,870	$33,359
#	PLDT, Inc. (PHI US), Sponsored ADR	117,883	2,284,573
	PLDT, Inc. (TEL PM)	76,845	1,460,469
	Puregold Price Club, Inc.	6,791,180	4,390,619
*	PXP Energy Corp.	363,200	14,553
	RFM Corp.	6,096,300	449,669
	Rizal Commercial Banking Corp.	2,919,464	1,260,655
	Robinsons Land Corp.	16,547,618	4,190,007
	Robinsons Retail Holdings, Inc.	1,697,120	1,003,437
	San Miguel Corp.	3,366,360	3,720,003
	Security Bank Corp.	2,013,688	2,380,312
	Semirara Mining & Power Corp.	4,759,000	2,672,085
	Shakey’s Pizza Asia Ventures, Inc.	366,600	45,486
*	Shell Pilipinas Corp.	1,919,540	206,753
	SM Investments Corp.	139,740	1,729,186
	SM Prime Holdings, Inc.	8,148,290	3,101,501
	SSI Group, Inc.	302,000	12,822
	STI Education Systems Holdings, Inc.	1,430,000	34,465
	Synergy Grid & Development Phils, Inc.	3,227,000	815,556
*	Top Frontier Investment Holdings, Inc.	155,417	159,052
	Union Bank of the Philippines	3,664,942	1,794,460
	Universal Robina Corp.	2,832,660	3,510,840
	Vista Land & Lifescapes, Inc.	54,816,800	894,328
	Vistamalls, Inc.	155,800	3,321
	Wilcon Depot, Inc.	6,753,100	883,767

TOTAL PHILIPPINES			164,885,359

POLAND — (1.2%)
#*	11 bit studios SA	5,440	260,428
	AB SA	9,937	261,541
*	Action SA	37,636	313,457
	Agora SA	261,596	649,622
	Alior Bank SA	760,657	21,195,811
*Ω	Allegro.eu SA	197,079	1,840,291

		Shares	Value»
POLAND — (Continued)
#	Amica SA	29,857	$466,473
#	AmRest Holdings SE	333,086	1,334,389
	Apator SA	74,541	474,406
#*	Arctic Paper SA	132,265	303,655
	ASBISc Enterprises PLC	298,919	2,411,283
	Asseco Poland SA	262,383	15,261,956
	Asseco South Eastern Europe SA	16,818	300,982
#	Auto Partner SA	284,788	1,390,081
	Bank Handlowy w Warszawie SA	148,569	4,187,821
*	Bank Millennium SA	2,776,291	11,620,893
#*	Bank Ochrony Srodowiska SA	121,413	395,689
	Bank Polska Kasa Opieki SA	499,709	25,585,987
	Benefit Systems SA	6,627	5,621,210
#*	Bioton SA	193,900	224,689
	BNPP Bank Polska SA	3,338	102,258
#	Boryszew SA	1,581,311	2,567,527
#	Budimex SA	66,681	10,586,257
#*	CCC SA	145,045	5,936,614
	CD Projekt SA	40,600	2,789,525
#*	Celon Pharma SA	49,619	289,604
#*	CI Games SA	878,942	684,791
#*	Cognor Holding SA	736,787	1,317,269
	Cyber Folks SA	27,075	1,354,444
*	Cyfrowy Polsat SA	771,145	2,767,313
*	Datawalk SA	5,977	147,499
	Develia SA	1,508,135	3,334,055
*Ω	Dino Polska SA	803,000	9,591,278
	Dom Development SA	41,354	2,755,088
*	Echo Investment SA	23,210	34,557
#	Elektrotim SA	11,414	155,030
*	Enea SA	1,952,144	10,950,734
#*	Eurocash SA	470,794	1,026,796
*	Fabryki Mebli Forte SA	103,961	734,637
	Ferro SA	1,212	10,301
#*	Globe Trade Centre SA	254,305	251,353
#*	Grupa Azoty SA	344,548	1,746,045
#	Grupa Kety SA	64,686	16,279,737
	Grupa Pracuj SA	10,752	164,968
#*Ω	HUUUGE, Inc.	42,466	277,805
	ING Bank Slaski SA	86,700	7,397,161
#	Inter Cars SA	33,932	5,070,463
#*	Jastrzebska Spolka Weglowa SA	526,457	3,688,404
*	KGHM Polska Miedz SA	326,273	17,114,044
#	KRUK SA	93,438	11,486,080

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Lentex SA	22,077	$44,087
#	LPP SA	2,841	13,790,725
#*	Lubawa SA	24,192	64,912
*	Lubelski Wegiel Bogdanka SA	84,050	489,158
*	mBank SA	33,114	8,817,898
*	Medicalgorithmics SA	1,166	10,418
#	Mirbud SA	502,567	1,849,107
#	Mo-BRUK SA	14,849	1,179,861
*	Mostostal Zabrze SA	91,622	166,038
	Neuca SA	6,917	1,392,919
	Newag SA	511	12,572
	Onde SA	5,966	13,811
	Orange Polska SA	2,105,095	5,130,334
	ORLEN SA	1,830,608	49,616,526
#	Pepco Group NV	312,879	2,356,617
*	PGE Polska Grupa Energetyczna SA	2,676,224	8,115,042
*	PKP Cargo SA	207,664	902,532
	PlayWay SA	5,070	367,845
#*	Polimex-Mostostal SA	524,213	842,074
	Powszechna Kasa Oszczednosci Bank Polski SA	992,246	20,344,280
	Powszechny Zaklad Ubezpieczen SA	1,477,164	23,618,628
	Santander Bank Polska SA	53,494	7,044,986
*	Selvita SA	15,027	150,108
#	Stalexport Autostrady SA	1,083,132	844,033
	Synektik SA	33,892	2,412,191
*	Tauron Polska Energia SA	7,222,221	19,551,528
	TEN Square Games SA	5,190	127,147
#	Text SA	64,197	845,257
	Torpol SA	56,565	815,881
*	Toya SA	13,037	36,857
#	Unimot SA	12,347	436,736
#	Votum SA	16,987	214,815
#	Voxel SA	2,274	93,685
#*	VRG SA	1,259,078	1,514,095
#	Warsaw Stock Exchange	122,584	2,027,712
	Wawel SA	149	28,405
#	Wirtualna Polska Holding SA	29,064	436,339
Ω	XTB SA	428,609	8,087,381
#*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	15,341	259,508

		Shares	Value»
POLAND — (Continued)
#*	Zespol Elektrowni Patnow Adamow Konin SA	92,306	$559,753

TOTAL POLAND			399,324,102

QATAR — (0.7%)
	Aamal Co.	11,558,854	2,509,268
	Al Khaleej Takaful Group QSC	1,594,282	1,041,501
	Al Meera Consumer Goods Co. QSC	606,268	2,435,253
	Al Rayan Bank	12,713,582	8,172,972
	Alijarah Holding Co. QPSC	2,527,464	479,253
*	Baladna	7,064,060	2,962,072
	Barwa Real Estate Co.	9,621,090	6,948,049
	Commercial Bank PSQC	5,777,516	6,575,054
*	Dlala Brokerage & Investments Holding Co. QSC	229,851	63,593
	Doha Bank QPSC	13,593,806	9,381,343
	Doha Insurance Co. QSC	724,374	501,601
	Dukhan Bank	93,812	89,553
*	Estithmar Holding QPSC	5,596,295	6,302,567
	Gulf International Services QSC	8,974,229	7,608,120
	Gulf Warehousing Co.	2,822,619	1,983,534
	Industries Qatar QSC	696,151	2,425,526
	Lesha Bank LLC	7,155,711	3,549,339
	Mannai Corp. QSC	969,758	1,413,294
*	Mazaya Real Estate Development QPSC	4,539,401	764,807
	Medicare Group	1,456,853	2,598,908
	Mesaieed Petrochemical Holding Co.	6,792,198	2,329,280
	Ooredoo QPSC	3,111,870	11,573,880
	Qatar Aluminum Manufacturing Co.	15,945,310	6,796,197
	Qatar Electricity & Water Co. QSC	1,236,185	5,223,080
	Qatar Fuel QSC	998,858	4,114,627
	Qatar Gas Transport Co. Ltd.	10,359,854	12,578,556
	Qatar Industrial Manufacturing Co. QSC	821,349	544,664

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Qatar Insurance Co. SAQ	3,572,709	$2,011,158
	Qatar International Islamic Bank QSC	2,053,980	6,287,655
	Qatar Islamic Bank QPSC	1,687,213	11,374,641
	Qatar Islamic Insurance Group	307,190	744,520
	Qatar National Bank QPSC	13,164,893	66,956,501
	Qatar National Cement Co. QSC	1,489,605	1,245,312
	Qatar Navigation QSC	2,477,568	7,566,908
	QLM Life & Medical Insurance Co. WLL	249,576	173,716
	Salam International Investment Ltd. QSC	7,736,721	1,605,787
	United Development Co. QSC	11,990,083	3,105,260
	Vodafone Qatar PQSC	17,306,239	11,422,308
*	Widam Food Co.	598,813	326,621
	Zad Holding Co.	102,347	393,030

TOTAL QATAR			224,179,308

RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	4,286,740	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	226,212	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	604,821	0
*††	Mechel PJSC, Sponsored ADR	137,371	0
*††	PhosAgro PJSC	1,846	0
*††	Polyus PJSC (PLZL LI), GDR	30,972	0
*††	RusHydro PJSC (HYDR LI), ADR	4,493,667	0
*††	RusHydro PJSC (RSHYY US), ADR	556	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	3,144,384	0
*††	Severstal PAO (SVJTY US), GDR	1,124	0

		Shares	Value»
RUSSIA — (Continued)
*††	Severstal PAO (SVST LI), GDR	284,906	$0
*††	VTB Bank PJSC (VTBR LI), GDR	7,638,337	0

SAUDI ARABIA — (3.0%)
	Abdullah Al Othaim Markets Co.	2,733,823	5,550,540
*	ACWA Power Co.	110,661	7,148,817
	Ades Holding Co.	603,811	2,728,600
*	Advanced Petrochemical Co.	550,055	5,547,337
	Al Babtain Power & Telecommunication Co.	369,351	6,181,940
*	Al Gassim Investment Holding Co.	14,747	72,974
	Al Hammadi Holding	451,802	4,208,968
	Al Hassan Ghazi Ibrahim Shaker Co.	224,179	1,562,691
	Al Jouf Agricultural Development Co.	130,143	1,595,663
*	Al Jouf Cement Co.	450,462	840,753
*	Al Khaleej Training & Education Co.	241,166	1,881,193
	Al Rajhi Bank	3,883,026	109,750,302
*	Al Rajhi Co. for Co-operative Insurance	73,465	2,309,557
	Al Taiseer Group TALCO Industrial Co.	1,584	17,193
	Al Yamamah Steel Industries Co.	238,552	2,337,196
	Alamar Foods	71,608	930,979
	Alandalus Property Co.	298,390	1,591,098
	Alaseel Co.	1,505,135	1,431,831
	Al-Dawaa Medical Services Co.	45,773	799,684
	Aldrees Petroleum & Transport Services Co.	311,860	12,764,402
	Al-Etihad Cooperative Insurance Co.	246,718	711,253
	Alinma Bank	2,988,217	20,690,810
	AlJazira Takaful Ta’awuni Co.	259,634	856,129
	AlKhorayef Water & Power Technologies Co.	82,613	3,312,853

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Allianz Saudi Fransi Cooperative Insurance Co.	219,525	$799,610
	Almarai Co. JSC	1,680,965	22,286,578
	Almawarid Manpower Co.	14,734	526,433
	Almunajem Foods Co.	74,828	1,155,096
	Alujain Corp.	247,530	2,108,433
*	Amlak International Finance Co.	86,081	319,088
*	Anaam International Holding Group Co.	62,496	250,139
	Arab National Bank	1,726,298	11,164,860
*	Arabia Insurance Cooperative Co.	69,584	198,295
	Arabian Cement Co.	373,759	2,206,358
Ω	Arabian Centres Co.	782,909	4,574,773
	Arabian Contracting Services Co.	65,124	2,077,768
	Arabian Drilling Co.	193,310	4,564,967
	Arabian Internet & Communications Services Co.	102,382	6,876,274
	Arabian Pipes Co.	649,834	987,889
*	Arabian Shield Cooperative Insurance Co.	215,450	748,819
	Arriyadh Development Co.	775,674	6,092,657
*	ARTEX Industrial Investment Co.	244,918	916,785
*	Ash-Sharqiyah Development Co.	15,451	66,808
	Astra Industrial Group Co.	225,509	8,951,319
	Ataa Educational Co.	50,258	904,919
*	BAAN Holding Group Co.	1,337,901	769,172
	Banan Real Estate Co.	18,742	22,321
	Bank AlBilad	2,177,037	17,202,055
*	Bank Al-Jazira	3,500,288	11,771,677
	Banque Saudi Fransi	1,762,232	8,386,542
	Basic Chemical Industries Ltd.	101,099	755,783
	Bawan Co.	295,171	4,449,880
	BinDawood Holding Co.	1,320,267	2,024,435
	Bupa Arabia for Cooperative Insurance Co.	234,182	10,252,906
	Catrion Catering Holding Co.	302,321	7,794,900

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Chubb Arabia Cooperative Insurance Co.	132,050	$1,133,300
	City Cement Co.	536,165	2,083,336
	Co. for Cooperative Insurance	220,850	8,028,988
	Dallah Healthcare Co.	143,559	5,895,466
*	Dar Al Arkan Real Estate Development Co.	3,272,403	15,070,782
	Dr. Sulaiman Al Habib Medical Services Group Co.	225,018	16,348,871
	East Pipes Integrated Co. for Industry	73,651	2,855,281
	Eastern Province Cement Co.	367,357	2,535,144
	Electrical Industries Co.	4,858,252	14,963,240
	Elm Co.	11,461	2,899,383
*	Emaar Economic City	1,466,076	4,978,014
	Etihad Atheeb Telecommunication Co.	20,678	592,893
	Etihad Etisalat Co.	2,662,404	48,033,670
*	Fawaz Abdulaziz Al Hokair & Co.	208,273	1,343,673
	First Milling Co.	20,238	289,756
*	Fitaihi Holding Group	1,173,695	1,016,759
	Gulf Insurance Group	217,166	1,463,948
*	Gulf Union Cooperative Insurance Co.	251,483	805,397
*	Halwani Brothers Co.	4,130	42,716
*	Herfy Food Services Co.	158,021	880,848
	Jamjoom Pharmaceuticals Factory Co.	41,781	1,736,008
	Jarir Marketing Co.	2,283,415	8,648,148
*	Jazan Development & Investment Co.	89,898	259,312
*	L’Azurde Co. for Jewelry	197,719	656,864
	Leejam Sports Co. JSC	163,423	5,580,535
*	Liva Insurance Co.	54,151	191,599
*	Lumi Rental Co.	43,783	730,307
	Maharah Human Resources Co.	16,624	24,523
*	Malath Cooperative Insurance Co.	105,807	350,378

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	366,770	$1,499,340
*	Methanol Chemicals Co.	214,553	574,359
	Middle East Healthcare Co.	292,858	3,994,383
*	Middle East Paper Co.	291,268	2,096,679
	Middle East Pharmaceutical Co.	1,100	40,269
	Middle East Specialized Cables Co.	170,077	1,329,328
	Mobile Telecommunications Co. Saudi Arabia	5,290,605	16,191,190
	Mouwasat Medical Services Co.	283,592	5,812,727
	Nahdi Medical Co.	128,849	3,988,770
*	Najran Cement Co.	574,502	1,154,849
*	Nama Chemicals Co.	12,213	84,933
*	National Agriculture Development Co.	1,104,538	6,142,054
	National Co. for Glass Industries	135,051	1,469,124
	National Co. for Learning & Education	57,688	2,664,349
	National Gas & Industrialization Co.	156,114	3,702,650
*	National Gypsum	111,143	572,982
*	National Industrialization Co.	2,528,725	7,800,921
	National Medical Care Co.	97,572	4,610,337
*	National Metal Manufacturing & Casting Co.	24,591	109,024
	Nayifat Finance Co.	280,244	992,646
	Northern Region Cement Co.	647,914	1,386,498
*	Perfect Presentation For Commercial Services Co.	395,583	1,076,429
*	Power & Water Utility Co. for Jubail & Yanbu	112,297	1,264,042
	Qassim Cement Co.	328,006	3,686,597
*	Rabigh Refining & Petrochemical Co.	1,418,806	3,396,970

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Red Sea International Co.	7,108	$76,885
	Retal Urban Development Co.	1,157,360	3,640,257
	Riyad Bank	3,508,261	25,474,608
	Riyadh Cables Group Co.	114,535	4,321,136
	Riyadh Cement Co.	212,180	1,488,101
	SABIC Agri-Nutrients Co.	721,611	23,560,589
	Sahara International Petrochemical Co.	1,313,196	6,618,382
	SAL Saudi Logistics Services	46,103	2,164,959
*	Saudi Arabian Amiantit Co.	142,030	766,664
*	Saudi Arabian Cooperative Insurance Co.	32,131	115,013
*	Saudi Arabian Mining Co.	1,774,540	30,507,454
Ω	Saudi Arabian Oil Co.	8,279,408	57,206,497
	Saudi Aramco Base Oil Co.	175,520	4,510,407
	Saudi Automotive Services Co.	283,754	5,425,469
	Saudi Awwal Bank	2,391,467	20,634,702
	Saudi Basic Industries Corp.	1,225,697	19,950,177
	Saudi Cement Co.	570,178	5,818,808
	Saudi Ceramic Co.	483,377	3,942,462
	Saudi Chemical Co. Holding	2,763,409	5,435,784
*	Saudi Co. For Hardware CJSC	5,479	48,554
*	Saudi Darb Investment Co.	48,000	36,482
	Saudi Electricity Co.	1,214,678	5,185,433
	Saudi Ground Services Co.	3,631	42,944
	Saudi Industrial Investment Group	997,803	4,321,090
	Saudi Investment Bank	1,535,103	5,626,668
*	Saudi Kayan Petrochemical Co.	4,973,977	7,821,944
*	Saudi Marketing Co.	138,051	610,321
	Saudi National Bank	4,959,856	52,775,633
	Saudi Paper Manufacturing Co.	124,577	1,784,059
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	317,520	2,564,724

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Printing & Packaging Co.	135,828	$387,116
*	Saudi Public Transport Co.	623,113	2,107,020
*	Saudi Real Estate Co.	873,373	3,363,636
*	Saudi Reinsurance Co.	604,862	5,011,751
*	Saudi Research & Media Group	183,788	8,425,514
	Saudi Steel Pipe Co.	125,882	1,747,144
	Saudi Tadawul Group Holding Co.	56,474	2,998,880
	Saudi Telecom Co.	6,118,051	73,701,875
	Saudia Dairy & Foodstuff Co.	88,666	6,795,083
*	Savola Group	766,808	5,032,104
	Scientific & Medical Equipment House Co.	80,545	844,963
*	Seera Group Holding	1,283,978	10,625,380
*	Shams	154,842	664,688
*	SHL Finance Co.	98,347	570,571
*	Sinad Holding Co.	546,281	1,525,208
	Southern Province Cement Co.	372,290	2,483,033
	Sustained Infrastructure Holding Co.	403,393	3,931,370
	Tabuk Cement Co.	291,642	793,902
*	Takween Advanced Industries Co.	186,431	359,161
	Tanmiah Food Co.	48,166	1,009,576
	Theeb Rent A Car Co.	119,039	2,080,788
*	Umm Al-Qura Cement Co.	306,351	1,125,566
	United Electronics Co.	258,641	6,117,508
	United International Transportation Co.	329,116	6,495,203
	United Wire Factories Co.	84,785	564,329
*	Wafrah for Industry & Development	22,728	161,645
*	Walaa Cooperative Insurance Co.	481,006	1,499,437
*	Wataniya Insurance Co.	139,303	544,771
	Yamama Cement Co.	795,912	5,830,554
	Yanbu Cement Co.	511,951	2,210,444
	Yanbu National Petrochemical Co.	346,505	3,186,121

		Shares	Value»
SAUDI ARABIA — (Continued)
	Zahrat Al Waha For Trading Co.	23,205	$160,275

TOTAL SAUDI ARABIA			1,025,941,713

SOUTH AFRICA — (3.2%)
	Absa Group Ltd.	2,977,304	33,268,045
	Adcock Ingram Holdings Ltd.	446,218	1,926,761
	Advtech Ltd.	4,509,029	9,193,268
	AECI Ltd.	849,910	4,382,563
	African Rainbow Minerals Ltd.	846,517	8,406,765
	Afrimat Ltd.	554,364	1,453,760
	Alexander Forbes Group Holdings Ltd.	1,456,217	690,013
	Altron Ltd., Class A	416,751	441,961
	Anglogold Ashanti PLC (AU US)	501,755	34,119,340
	Aspen Pharmacare Holdings Ltd.	945,638	5,356,151
	Astral Foods Ltd.	335,750	4,333,428
	AVI Ltd.	2,512,648	13,972,372
	Barloworld Ltd.	1,774,450	12,232,354
	Bid Corp. Ltd.	630,249	15,601,298
	Bidvest Group Ltd.	1,163,622	15,136,791
#*	Blu Label Unlimited Group Ltd.	3,665,341	2,615,852
#*	Brait PLC	13,681,446	1,685,235
	Capitec Bank Holdings Ltd.	109,530	24,233,232
	Cashbuild Ltd.	138,478	1,101,779
	Caxton & CTP Publishers & Printers Ltd.	47,312	36,190
	City Lodge Hotels Ltd.	1,661,297	392,837
	Clicks Group Ltd.	972,762	20,510,671
	Coronation Fund Managers Ltd.	1,444,004	4,099,211
	Curro Holdings Ltd.	744,739	568,281
	DataTec Ltd.	3,868,374	16,044,043
#Ω	Dis-Chem Pharmacies Ltd.	2,466,803	4,825,243
	Discovery Ltd.	1,323,431	16,627,286
	DRDGOLD Ltd. (DRD SJ)	1,480,774	3,739,759
	DRDGOLD Ltd. (DRD US), Sponsored ADR	60,337	1,522,303
	Exxaro Resources Ltd.	1,197,850	12,199,539
	Famous Brands Ltd.	462,837	1,448,192

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	FirstRand Ltd.	9,649,057	$45,793,419
	Foschini Group Ltd.	2,926,995	15,537,216
#	Gold Fields Ltd. (GFI US), Sponsored ADR	2,379,668	91,403,048
	Grindrod Ltd.	4,624,584	4,519,487
	Harmony Gold Mining Co. Ltd. (HAR SJ)	523,877	8,716,563
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	3,420,798	56,477,375
	Hudaco Industries Ltd.	251,026	2,568,627
	Impala Platinum Holdings Ltd.	2,588,237	27,738,103
	Investec Ltd.	1,112,953	8,378,911
*	iOCO Ltd.	330,362	80,005
	Italtile Ltd.	1,042,431	554,342
	JSE Ltd.	517,839	4,207,866
*	KAP Ltd.	16,081,858	1,526,519
	Kumba Iron Ore Ltd.	226,198	4,504,966
	Lewis Group Ltd.	999,977	4,822,082
	Life Healthcare Group Holdings Ltd.	8,309,700	5,688,365
	Merafe Resources Ltd.	8,453,066	536,276
*	Metair Investments Ltd.	1,692,660	645,880
	Momentum Group Ltd.	12,938,196	24,909,787
	Motus Holdings Ltd.	1,550,752	9,344,296
	Mpact Ltd.	1,397,429	1,886,346
	Mr. Price Group Ltd.	1,644,895	19,652,930
	MTN Group Ltd.	6,514,257	65,080,759
*	Nampak Ltd.	2,626	72,871
	Naspers Ltd., Class N.	377,500	26,514,094
	Nedbank Group Ltd.	1,620,139	22,087,003
	NEPI Rockcastle NV	1,494,023	12,116,136
	Netcare Ltd.	9,808,852	8,272,150
	Ninety One Ltd.	1,469,152	4,371,383
	Northam Platinum Holdings Ltd.	1,351,093	22,564,156
#*	Nutun Ltd.	2,943,568	163,124
	Oceana Group Ltd.	669,953	1,891,148
	Old Mutual Ltd. (OMU SJ)	23,293,161	18,214,180
	Omnia Holdings Ltd.	1,429,073	6,283,455
	OUTsurance Group Ltd.	1,586,311	6,675,658
Ω	Pepkor Holdings Ltd.	9,606,160	14,646,698
#*	Pick n Pay Stores Ltd.	3,671,640	5,993,589
	PPC Ltd.	9,351,724	2,966,565
	Premier Group Ltd.	9,961	92,827

		Shares	Value»
SOUTH AFRICA — (Continued)
	PSG Financial Services Ltd.	2,516,997	$3,577,480
	Rainbow Chicken	234,589	59,180
	Raubex Group Ltd.	1,734,622	4,145,758
	RCL Foods Ltd.	234,589	132,001
	Reunert Ltd.	1,326,742	4,276,067
	RFG Holdings Ltd.	538,736	669,550
	Sanlam Ltd.	2,809,119	14,741,106
	Santam Ltd.	282,456	6,737,641
#	Sappi Ltd.	4,913,332	6,437,703
*	Sasol Ltd. (SOL SJ)	1,226,575	7,674,160
#*	Sasol Ltd. (SSL US), Sponsored ADR	508,321	3,217,672
	Shoprite Holdings Ltd.	1,309,526	21,903,989
#*	Sibanye Stillwater Ltd. (SBSW US), ADR	851,118	8,987,809
#*	Sibanye Stillwater Ltd. (SSW SJ)	11,184,838	29,681,200
	Southern Sun Ltd.	1,700,637	902,929
*	SPAR Group Ltd.	1,111,225	6,989,036
	Spur Corp. Ltd.	559,689	1,164,840
	Stadio Holdings Ltd.	205,049	131,430
	Standard Bank Group Ltd.	3,058,216	44,970,567
	Sun International Ltd.	1,325,758	2,966,834
	Super Group Ltd.	2,843,411	2,633,533
	Telkom SA SOC Ltd.	2,692,218	7,530,531
#	Thungela Resources Ltd. (TGA SJ)	728,436	3,218,790
#	Tiger Brands Ltd.	745,036	14,098,514
	Truworths International Ltd.	2,405,542	7,204,000
	Tsogo Sun Ltd.	2,962,927	1,209,552
	Valterra Platinum Ltd.	208,022	12,865,995
	Vodacom Group Ltd.	1,561,780	12,643,004
	We Buy Cars Holdings Ltd.	696,881	1,848,029
	Wilson Bayly Holmes-Ovcon Ltd.	417,572	3,645,954
	Woolworths Holdings Ltd.	3,595,717	10,856,767
	Zeda Ltd.	1,945,332	1,379,162

TOTAL SOUTH AFRICA			1,078,163,511

SOUTH KOREA — (11.9%)
*	3S Korea Co. Ltd.	87,684	108,748
*	ABco Electronics Co. Ltd.	30,323	175,818
*	ABLBio, Inc.	10,208	712,895
#	Able C&C Co. Ltd.	14,696	100,357
#	ABOV Semiconductor Co. Ltd.	18,673	164,095
*	Abpro Bio Co. Ltd.	780,310	100,653

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	ADTechnology Co. Ltd.	26,899	$495,119
#	Advanced Nano Products Co. Ltd.	12,078	556,743
	Advanced Process Systems Corp.	73,861	1,028,157
#	Aekyung Chemical Co. Ltd.	108,169	828,803
#	Aekyung Industrial Co. Ltd.	55,179	541,830
#*	Agabang & Co.	125,984	403,007
#	Ahnlab, Inc.	27,254	1,160,960
*	Air Busan Co. Ltd.	261,661	335,952
#	AJ Networks Co. Ltd.	25,674	77,420
#	Ajin Industrial Co. Ltd.	283,426	653,723
#	AK Holdings, Inc.	25,570	175,701
#*	Alteogen, Inc.	28,201	9,643,187
#*	ALUKO Co. Ltd.	401,243	577,611
#*	Amicogen, Inc.	89,576	190,871
*	Aminologics Co. Ltd.	122,330	78,754
#*	Amo Greentech Co. Ltd.	45,108	212,141
#	Amorepacific Corp.	36,260	3,071,133
#	Amorepacific Holdings Corp.	103,128	1,835,445
#*	Anam Electronics Co. Ltd.	193,487	170,367
#*	Ananti, Inc.	386,500	2,085,246
#*	Anapass, Inc.	25,811	319,192
#*	Anterogen Co. Ltd.	20,305	321,118
	Aplus Asset Advisor Co. Ltd.	32,075	140,134
*	Aprogen, Inc.	378,206	153,764
#*	APS, Inc.	68,815	195,948
*	APTN, Inc.	45,529	20,760
	Asia Cement Co. Ltd.	136,795	1,170,544
	ASIA Holdings Co. Ltd.	6,687	1,670,392
#*	Asia Pacific Satellite, Inc.	20,034	174,749
#	Asia Paper Manufacturing Co. Ltd.	209,894	1,086,215
*	Asiana Airlines, Inc.	65,155	402,694
#	Atec Co. Ltd.	28,831	225,224
	Atinum Investment Co. Ltd.	241,130	429,449
#	ATON, Inc.	32,411	152,013
#	Avaco Co. Ltd.	37,932	416,452
#	Avatec Co. Ltd.	20,074	128,990
#	Baiksan Co. Ltd.	100,615	951,229
#	BGF Co. Ltd.	229,686	612,881
#	BGF retail Co. Ltd.	33,806	2,456,341

		Shares	Value»
SOUTH KOREA — (Continued)
	BGFecomaterials Co. Ltd.	76,331	$153,119
#	BH Co. Ltd.	203,920	2,619,809
#*	BHI Co. Ltd.	83,532	2,958,537
#	Binggrae Co. Ltd.	44,671	2,263,671
*	Bio Fund&C Co. Ltd.	4,598	52,997
#	Bio Plus Co. Ltd.	190,704	834,796
#*	Biodyne Co. Ltd.	76,846	745,744
*	Bioneer Corp.	39,607	430,299
#	BioNote, Inc.	58,780	227,054
*	BioSmart Co. Ltd.	36,164	69,790
	BIT Computer Co. Ltd.	32,598	108,554
#*	BNC Korea Co. Ltd.	164,109	583,209
#	BNK Financial Group, Inc.	981,017	9,496,976
#	Boditech Med, Inc.	77,247	735,039
*	Bohae Brewery Co. Ltd.	405,514	123,463
#	Bookook Securities Co. Ltd.	9,766	463,849
#	Boryung	199,262	1,233,867
#*	Bosung Power Technology Co. Ltd.	113,423	423,848
*††	Bucket Studio Co. Ltd.	176,492	26,757
#*	Bukwang Pharmaceutical Co. Ltd.	147,095	380,903
#*	Bumhan Fuel Cell Co. Ltd.	5,061	124,104
	BYC Co. Ltd.	7,010	184,595
#	Byucksan Corp.	312,874	382,953
#	C&C International Co. Ltd.	17,848	469,710
#	C&G Hi Tech Co. Ltd.	24,695	275,301
#*	Cafe24 Corp.	81,934	2,056,068
*	CammSys Corp.	232,126	113,848
#	Cape Industries Ltd.	123,700	1,221,805
#	Caregen Co. Ltd.	82,707	3,760,163
#*	Celltrion Pharm, Inc.	35,592	1,590,293
#	Celltrion, Inc.	143,063	17,609,002
#*	Chabiotech Co. Ltd.	58,683	505,891
	Changhae Ethanol Co. Ltd.	22,808	154,928
	Cheil Electric Co. Ltd.	8,055	62,707
	Cheil Worldwide, Inc.	359,176	5,125,691
#	Chemtronics Co. Ltd.	80,307	1,960,487
#*	Chemtros Co. Ltd.	49,361	141,023
#	Cheryong Electric Co. Ltd.	60,381	1,640,650
*	ChinHung International, Inc.	66,150	32,096

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Chinyang Holdings Corp.	117,186	$266,795
#	Chips&Media, Inc.	41,918	477,835
#*	Choil Aluminum Co. Ltd.	370,362	346,854
#	Chong Kun Dang Pharmaceutical Corp.	41,657	2,418,190
	Chongkundang Holdings Corp.	18,475	585,913
	Choong Ang Vaccine Laboratory	20,312	139,213
#*	Chorokbaem Media Co. Ltd.	85,628	325,143
#*	Chunbo Co. Ltd.	11,656	588,384
*	CJ Bioscience, Inc.	11,288	72,558
#*	CJ CGV Co. Ltd.	504,725	1,767,929
#	CJ CheilJedang Corp.	50,127	8,061,509
#	CJ Corp.	77,620	9,285,573
*	CJ ENM Co. Ltd.	96,156	4,727,768
#	CJ Freshway Corp.	58,587	1,027,031
#	CJ Logistics Corp.	58,313	3,366,934
#*	CJ Seafood Corp.	77,976	147,105
#	Classys, Inc.	64,487	2,226,319
#	CLIO Cosmetics Co. Ltd.	25,048	250,918
#*	CMG Pharmaceutical Co. Ltd.	291,151	368,413
*	CoAsia Corp.	29,968	147,021
#*	Com2uS Holdings Corp.	27,423	386,369
#	Com2uSCorp.	53,640	1,281,597
*	ContentreeJoongAng Corp.	22,780	159,514
#	Coocon Corp.	11,877	292,643
#*	Coreana Cosmetics Co. Ltd.	51,965	94,449
*	Corentec Co. Ltd.	9,509	33,505
#	Cosmax, Inc.	51,466	7,369,892
#	Cosmecca Korea Co. Ltd.	36,441	1,687,917
#*	CosmoAM&T Co. Ltd.	22,842	886,756
#*	Cosmochemical Co. Ltd.	60,851	822,146
	Coway Co. Ltd.	63,543	3,973,330
#	Cowintech Co. Ltd.	43,559	524,001
	CR Holdings Co. Ltd.	100,156	338,379
#*	Creative & Innovative System	278,343	1,475,253
#	Creverse, Inc.	31,119	280,017
#*	CrystalGenomics Invites Co. Ltd.	122,602	128,814
#	CS Wind Corp.	85,320	2,605,559
#*	CTC BIO, Inc.	33,326	120,306

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Cube Entertainment, Inc.	24,558	$251,257
#	Cuckoo Holdings Co. Ltd.	56,781	1,144,151
#	Cuckoo Homesys Co. Ltd.	63,202	1,019,569
	Cymechs, Inc.	25,875	349,550
*	D&C Media Co. Ltd.	2,025	20,069
#	D.I Corp.	104,038	1,774,782
*††	DA Technology Co. Ltd.	544,765	14,530
#	Dae Hwa Pharmaceutical Co. Ltd.	33,963	390,402
	Dae Hyun Co. Ltd.	41,603	49,977
#	Dae Won Kang Up Co. Ltd.	263,419	775,756
#*	Daea TI Co. Ltd.	144,672	410,682
#*	Daebo Magnetic Co. Ltd.	7,865	93,020
#	Daebongls Co. Ltd.	33,376	284,895
#*	Daechang Co. Ltd.	277,674	255,441
#	Daechang Forging Co. Ltd.	61,541	288,250
#	Daedong Corp.	138,130	943,186
#	Daeduck Co. Ltd.	156,659	1,001,654
#	Daeduck Electronics Co. Ltd.	177,789	4,711,102
	Daehan Flour Mill Co. Ltd.	6,952	675,626
#	Daehan New Pharm Co. Ltd.	30,545	140,558
#	Daehan Steel Co. Ltd.	88,641	917,032
*	Daeho AL Co. Ltd.	29,997	39,348
#*	Dae-Il Corp.	175,524	607,140
#	Daejoo Electronic Materials Co. Ltd.	31,703	1,676,591
*	DaeMyoung Energy Co. Ltd.	3,607	53,056
	Daeryuk Can Co. Ltd.	73,845	187,328
#	Daesang Corp.	176,173	2,573,918
#	Daesang Holdings Co. Ltd.	126,994	822,994
#	Daesung Energy Co. Ltd.	48,721	279,996
#*	Daesung Industrial Co. Ltd.	31,289	87,902
*	Daesung Private Equity, Inc.	23,583	26,323
#*	Daewon Cable Co. Ltd.	258,520	659,738
#*	Daewon Media Co. Ltd.	40,281	230,858

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Daewon Pharmaceutical Co. Ltd.	99,245	$906,121
#	Daewon San Up Co. Ltd.	82,221	652,694
#*	Daewoo Engineering & Construction Co. Ltd.	1,315,612	3,450,864
#	Daewoong Co. Ltd.	127,245	1,930,740
#	Daewoong Pharmaceutical Co. Ltd.	24,471	2,395,319
	Daeyang Electric Co. Ltd.	1,384	29,122
*††	Dahaam E-Tec Co. Ltd.	1,420	0
	Daihan Pharmaceutical Co. Ltd.	34,570	704,564
#	Daishin Securities Co. Ltd.	250,641	5,108,803
#*	Danal Co. Ltd.	328,986	1,856,604
#	Daol Investment & Securities Co. Ltd.	309,984	786,566
#	Daou Data Corp.	126,156	1,552,858
	Daou Technology, Inc.	226,287	6,182,299
*	Dasan Networks, Inc.	181,538	416,057
#*	Dawonsys Co. Ltd.	95,648	253,786
#	DB HiTek Co. Ltd.	228,736	9,396,630
	DB Insurance Co. Ltd.	281,818	25,049,029
#	DB Securities Co. Ltd.	254,025	1,800,725
#*	DB, Inc.	776,991	792,932
#	DCM Corp.	26,523	218,019
#*	DE&T Co. Ltd.	29,895	132,051
#	Dear U Co. Ltd.	22,760	610,339
*	Dentis Co. Ltd.	13,365	43,977
#	Dentium Co. Ltd.	37,945	1,514,936
#	Deutsch Motors, Inc.	135,672	424,898
	Device Co. Ltd.	31,223	261,100
*	Devsisters Co. Ltd.	7,752	229,881
#*	Dexter Studios Co. Ltd.	29,773	97,845
#	DI Dong Il Corp.	92,396	1,171,239
#	Digital Daesung Co. Ltd.	108,716	524,392
#*	DIO Corp.	26,651	314,007
#	DIT Corp.	22,629	241,469
#*	DK Tech Co. Ltd.	37,926	201,969
*††	DKME	1,448,610	381,280
	DL E&C Co. Ltd.	211,175	6,317,148
#	DL Holdings Co. Ltd.	83,841	2,286,590

		Shares	Value»
SOUTH KOREA — (Continued)
*	DMOA Co. Ltd.	11,612	$48,675
††	DMS Co. Ltd.	131,021	218,315
#	DN Automotive Corp.	152,493	2,487,413
	DNF Co. Ltd.	16,522	173,904
#	Dohwa Engineering Co. Ltd.	77,957	333,453
	Dong-A Hwasung Co. Ltd.	10,278	45,705
#	Dong-A Socio Holdings Co. Ltd.	25,074	1,908,653
#	Dong-A ST Co. Ltd.	23,940	820,780
	Dong-Ah Geological Engineering Co. Ltd.	6,021	60,808
#	Dongbang Transport Logistics Co. Ltd.	355,467	692,715
	Dongil Industries Co. Ltd.	9,770	268,978
	Dongjin Semichem Co. Ltd.	174,976	5,228,809
#	Dongkoo Bio & Pharma Co. Ltd.	86,819	326,955
#	DongKook Pharmaceutical Co. Ltd.	154,988	1,921,193
	Dongkuk CM Co. Ltd.	97,921	359,926
#	Dongkuk Holdings Co. Ltd.	98,652	505,616
	Dongkuk Industries Co. Ltd.	235,708	493,596
#	Dongkuk Steel Mill Co. Ltd.	197,204	1,176,348
#*	Dongkuk Structures & Construction Co. Ltd.	119,809	177,224
#	Dongsuh Cos., Inc.	54,216	1,026,154
	Dongsung Chemical Co. Ltd.	264,139	741,282
#	Dongsung Finetec Co. Ltd.	95,213	2,121,785
#*	Dongwha Enterprise Co. Ltd.	56,722	394,414
	Dongwha Pharm Co. Ltd.	134,901	592,323
#	Dongwon Development Co. Ltd.	278,539	506,088
	Dongwon Industries Co. Ltd.	49,778	1,690,151
#	Dongwon Metal Co. Ltd.	193,755	188,488
#	Dongwon Systems Corp.	28,178	552,817

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwoon Anatech Co. Ltd.	93,673	$1,102,793
#	Dongyang E&P, Inc.	47,505	713,125
#	Doosan Bobcat, Inc.	310,166	13,093,078
	Doosan Co. Ltd.	18,153	11,994,857
*	Doosan Enerbility Co. Ltd.	220,760	13,663,063
#*	Doosan Fuel Cell Co. Ltd.	84,174	2,513,664
#	Doosan Tesna, Inc.	62,085	2,176,351
#	DoubleUGames Co. Ltd.	98,692	3,472,578
#	Douzone Bizon Co. Ltd.	77,556	4,844,559
#*	Dream Security Co. Ltd.	205,854	481,055
#	Dreamtech Co. Ltd.	207,828	931,141
*	DRTECH Corp.	86,895	120,697
#*	DS Dansuk Co. Ltd.	9,381	132,754
#	DSC Investment, Inc.	19,121	98,762
*	DSK Co. Ltd.	54,490	299,208
*	Duchembio Co. Ltd.	2,940	18,878
#*	Duk San Neolux Co. Ltd.	48,214	1,420,694
#*	Duksan Hi-Metal Co. Ltd.	75,610	350,069
#*	Duksan Techopia Co. Ltd.	14,836	215,903
	Dukshinepc Co. Ltd.	37,803	34,758
#	Duksung Co. Ltd.	44,523	160,237
	DY Corp.	100,870	299,196
	DY Deokyang Co. Ltd.	59,341	97,363
#	DY POWER Corp.	54,906	492,711
*	DYPNF Co. Ltd.	1,282	12,543
#	E1 Corp.	4,892	256,580
#	Easy Bio, Inc.	77,288	318,471
#	Easy Holdings Co. Ltd.	260,737	690,807
#	Echo Marketing, Inc.	83,899	681,140
#	Ecoplastic Corp.	196,139	444,249
#*	Ecopro BM Co. Ltd.	58,353	6,529,245
#	Ecopro Co. Ltd.	76,313	4,699,495
#	Ecopro HN Co. Ltd.	12,299	238,912
#	e-Credible Co. Ltd.	16,746	194,235
#	Elentec Co. Ltd.	104,600	666,769
#	E-MART, Inc.	68,022	3,445,559
#*	EMKOREA Co. Ltd.	119,651	183,835
#*	EMRO, Inc.	21,330	665,065
#*	EM-Tech Co. Ltd.	61,742	403,606
#*	Enchem Co. Ltd.	8,658	519,960
#	ENF Technology Co. Ltd.	86,961	3,015,472
*	Envioneer Co. Ltd.	3,584	36,206

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Enzychem Lifesciences Corp.	439,461	$313,502
#	Eo Technics Co. Ltd.	12,201	2,006,668
#*	Eubiologics Co. Ltd.	135,663	1,174,487
#	Eugene Corp.	323,955	760,091
	Eugene Investment & Securities Co. Ltd.	501,163	1,309,102
#	Eugene Technology Co. Ltd.	39,552	2,622,310
#	Eusu Holdings Co. Ltd.	87,518	346,175
#*	EV Advanced Material Co. Ltd.	235,173	288,194
#*	Everybot, Inc.	8,856	129,397
*	E-World	207,599	205,275
#*	Exem Co. Ltd.	146,942	222,984
#	Exicon Co. Ltd.	30,873	345,732
#	F&F Co. Ltd.	76,663	3,295,890
#	F&F Holdings Co. Ltd.	18,853	233,087
#	FarmStory Co. Ltd.	416,589	350,123
#*	Fine M-Tec Co. Ltd.	84,695	517,036
#*	Fine Semitech Corp.	41,746	1,069,365
#*	Firstec Co. Ltd.	71,326	231,441
*††	Flask Co. Ltd.	36,325	22,640
#*	Foosung Co. Ltd.	190,432	1,185,694
#	Fursys, Inc.	12,961	413,742
#*	G2Power Co. Ltd.	21,606	130,925
#	Gabia, Inc.	59,622	1,132,395
#*	GAEASOFT	81,836	401,794
#	Galaxia Moneytree Co. Ltd.	55,411	367,639
#*	GAMSUNG Corp. Co. Ltd.	373,630	1,328,334
#*	Gaon Cable Co. Ltd.	24,046	1,410,034
#*	Gaonchips Co. Ltd.	11,842	439,475
#*	GC Cell Corp.	48,570	781,233
#*	GeneOne Life Science, Inc.	251,123	370,370
*	Genexine, Inc.	145,481	528,684
*	Genic Co. Ltd.	3,724	56,070
*	Genohco, Inc.	6,154	74,428
	Genoray Co. Ltd.	26,427	88,375
	Geumhwa PSC Co. Ltd.	18,966	422,949
*	Giantstep, Inc.	12,836	45,569
#	Global Standard Technology Co. Ltd.	137,330	2,473,222
#*	Global Tax Free Co. Ltd.	179,595	709,527
*	GnBS eco Co. Ltd.	59,807	121,533
#	GnCenergy Co. Ltd.	42,135	1,196,853
#	GOLFZON Co. Ltd.	36,421	1,516,453

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Golfzon Holdings Co. Ltd.	131,602	$489,309
	Gradiant Corp.	60,419	540,538
#	Grand Korea Leisure Co. Ltd.	164,912	1,791,373
#	Green Cross Corp.	25,112	2,282,033
#	Green Cross Holdings Corp.	126,248	1,395,152
*††	Green Pine Tree Co. Ltd.	5,152	4,068
#	GS Engineering & Construction Corp.	425,191	5,568,603
#	GS Global Corp.	330,057	568,080
#	GS Holdings Corp. (078930 KS)	266,499	8,957,434
#*	GS P&L Co. Ltd.	48,714	1,309,351
#	GS Retail Co. Ltd.	223,974	2,783,708
#	Gwangju Shinsegae Co. Ltd.	19,288	408,018
#	HAESUNG DS Co. Ltd.	80,140	2,888,808
	Haesung Industrial Co. Ltd.	91,361	470,929
#	Haitai Confectionery & Foods Co. Ltd.	17,577	77,863
#	Han Kuk Carbon Co. Ltd.	166,710	4,280,476
	Hana Financial Group, Inc.	1,067,174	63,932,844
#	Hana Materials, Inc.	42,975	1,234,362
#	Hana Micron, Inc.	305,097	6,255,350
	Hana Pharm Co. Ltd.	32,984	266,386
*	Hana Technology Co. Ltd.	7,500	158,646
#	Hana Tour Service, Inc.	64,500	2,155,458
#*	Hanall Biopharma Co. Ltd.	11,545	334,774
*	Hancom WITH, Inc.	11,952	33,072
#	Hancom, Inc.	96,877	1,683,322
	Handsome Co. Ltd.	66,938	688,911
#	Hanil Cement Co. Ltd.	167,873	2,078,840
#	Hanil Feed Co. Ltd.	144,738	325,682
	Hanil Holdings Co. Ltd.	90,780	1,030,876
	Hanil Hyundai Cement Co. Ltd.	12,305	155,545
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,557	74,314
#	Hanjin Kal Corp.	16,168	1,186,647
#	Hanjin Logistics Corp.	54,934	770,615

		Shares	Value»
SOUTH KOREA — (Continued)
*	HanJung Natural Connectivity System Co. Ltd.	1,104	$35,576
#*	Hankook Cosmetics Co. Ltd.	16,871	144,145
#	Hankook Cosmetics Manufacturing Co. Ltd.	4,785	180,893
	Hankook Shell Oil Co. Ltd.	3,654	1,129,757
#	Hankook Tire & Technology Co. Ltd.	400,532	13,004,274
#	Hanmi Pharm Co. Ltd.	22,090	6,573,900
#	Hanmi Science Co. Ltd.	35,933	991,644
#	Hanmi Semiconductor Co. Ltd.	118,990	11,899,296
#	HanmiGlobal Co. Ltd.	57,057	814,697
#	Hannong Chemicals, Inc.	26,690	294,745
#*	Hanon Systems	837,105	2,557,569
*	Hans Biomed Corp.	3,281	61,826
#	Hansae Co. Ltd.	92,450	684,780
	Hansae Yes24 Holdings Co. Ltd.	38,483	113,052
	Hanshin Construction Co. Ltd.	6,995	37,137
#	Hanshin Machinery Co.	74,173	178,533
#	Hansol Chemical Co. Ltd.	43,603	7,085,729
	Hansol Holdings Co. Ltd.	205,851	436,042
#*	Hansol IONES Co. Ltd.	63,983	591,232
#	Hansol Paper Co. Ltd.	113,526	647,410
	Hansol Technics Co. Ltd.	207,162	945,012
#	Hanssem Co. Ltd.	24,842	809,685
	Hanwha Aerospace Co. Ltd.	69,104	47,400,134
#	Hanwha Corp.	33,459	2,237,877
*	Hanwha Engine	156,664	5,427,945
*	Hanwha Galleria Corp.	51,843	38,934
*	Hanwha General Insurance Co. Ltd.	248,988	945,483
#*	Hanwha Investment & Securities Co. Ltd.	643,006	2,406,121

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hanwha Life Insurance Co. Ltd.	1,480,339	$3,143,281
*	Hanwha Ocean Co. Ltd.	25,063	2,415,847
#	Hanwha Solutions Corp.	368,883	7,887,253
#	Hanwha Systems Co. Ltd.	125,260	5,258,650
#*	Hanwha Vision Co. Ltd.	103,125	3,628,820
#*	Hanyang Digitech Co. Ltd.	28,484	454,109
#	Hanyang Eng Co. Ltd.	91,976	1,299,610
	Hanyang Securities Co. Ltd.	53,559	713,419
#*	Harim Co. Ltd.	531,512	1,074,006
#	Harim Holdings Co. Ltd.	377,598	1,957,049
#	HB SOLUTION Co. Ltd.	235,237	419,441
#	HB Technology Co. Ltd.	466,760	648,935
	HC BoKwang Industry Co. Ltd.	16,312	32,301
	HC HomeCenter Co. Ltd.	524,309	257,489
	HD Hyundai Co. Ltd.	227,855	32,727,519
#	HD Hyundai Construction Equipment Co. Ltd.	93,006	6,514,907
	HD Hyundai Electric Co. Ltd.	58,843	35,749,834
#*	HD Hyundai Energy Solutions Co. Ltd.	22,338	887,436
	HD Hyundai Heavy Industries Co. Ltd.	11,514	4,848,778
	HD Hyundai Infracore Co. Ltd.	1,014,990	10,828,793
	HD Hyundai Mipo	17,859	3,025,176
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	76,925	25,568,373
#	HDC Holdings Co. Ltd.	176,861	2,282,343
	HDC Hyundai Development Co-Engineering & Construction	267,874	3,618,385

		Shares	Value»
SOUTH KOREA — (Continued)
	HDC Hyundai Engineering Plastics Co. Ltd.	37,500	$101,195
	HDCLabs Co. Ltd.	5,691	32,611
*	HD-Hyundai Marine Engine	59,796	4,161,521
#	Hecto Financial Co. Ltd.	24,589	280,435
#	Hecto Innovation Co. Ltd.	52,220	592,351
#*	Helixmith Co. Ltd.	133,968	497,742
#*	Heung-A Shipping Co. Ltd.	336,219	410,535
*	Heungkuk Fire & Marine Insurance Co. Ltd.	12,541	32,865
#*	HFR, Inc.	26,384	317,662
	High Tech Pharm Co. Ltd.	3,893	34,308
*††	Hironic Co. Ltd.	11,686	15,658
#	Hite Jinro Co. Ltd.	223,010	2,944,658
#	Hitejinro Holdings Co. Ltd.	51,470	350,213
#*	HJ Shipbuilding & Construction Co. Ltd.	75,838	1,498,052
#	HK inno N Corp.	89,143	3,087,393
*	HL D&I Halla Corp.	25,680	43,361
#	HL Holdings Corp.	37,078	1,052,857
#	HL Mando Co. Ltd.	295,489	7,967,031
#*	HLB Biostep Co. Ltd.	134,341	115,872
*	HLB Global Co. Ltd.	12,524	18,218
#*	Hlb Pharma Ceutical Co. Ltd.	11,350	122,221
*	HLB, Inc.	56,968	1,938,955
#	HMM Co. Ltd.	757,193	10,902,629
*	Homecast Co. Ltd.	50,710	74,707
#*	Hotel Shilla Co. Ltd.	93,443	3,186,376
#	HPSP Co. Ltd.	61,451	1,481,938
	HS Hwasung Co. Ltd.	33,666	238,158
#	HS Hyosung Advanced Materials Corp.	17,539	2,275,712
#*	HS Hyosung Corp.	10,701	436,113
#	HS Industries Co. Ltd.	275,545	770,458
#*	Hugel, Inc.	18,915	3,470,653
#*	Humasis Co. Ltd.	308,993	264,984
#	Humedix Co. Ltd.	34,240	1,205,042
#	Huons Co. Ltd.	49,209	1,008,607
#	Huons Global Co. Ltd.	52,312	1,999,525
#	Husteel Co. Ltd.	236,855	680,162
*	Huvis Corp.	129,579	242,174

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Huvitz Co. Ltd.	53,082	$307,032
#	Hwa Shin Co. Ltd.	177,546	1,094,416
#*	Hwail Pharm Co. Ltd.	211,966	164,289
	Hwangkum Steel & Technology Co. Ltd.	59,983	237,223
#	Hwaseung Enterprise Co. Ltd.	75,457	269,503
#	HYBE Co. Ltd.	22,088	5,276,323
#	Hy-Lok Corp.	63,254	1,648,913
#	Hyosung Corp.	44,956	3,988,115
	Hyosung Heavy Industries Corp.	20,326	30,319,061
#	Hyosung TNC Corp.	22,897	3,337,871
	HyosungITX Co. Ltd.	718	6,353
	Hyundai Autoever Corp.	22,666	3,226,013
#	Hyundai Bioland Co. Ltd.	105,161	326,766
#	Hyundai BNG Steel Co. Ltd.	68,695	540,142
#	HYUNDAI Corp.	57,954	862,243
	Hyundai Corp. Holdings, Inc.	28,838	237,688
#	Hyundai Department Store Co. Ltd.	101,324	5,740,164
#	Hyundai Elevator Co. Ltd.	91,697	4,860,291
#	Hyundai Engineering & Construction Co. Ltd.	269,019	13,217,611
	HYUNDAI EVERDIGM Corp.	10,873	59,043
#	Hyundai Ezwel Co. Ltd.	36,568	135,192
	Hyundai Futurenet Co. Ltd.	184,793	412,029
#	Hyundai GF Holdings	338,856	1,850,725
	Hyundai Glovis Co. Ltd.	193,833	25,617,766
#	Hyundai Green Food	85,450	902,439
	Hyundai Home Shopping Network Corp.	19,864	732,964
	Hyundai Hyms Co. Ltd.	3,964	63,030
#	Hyundai Livart Furniture Co. Ltd.	86,464	400,738
#*	Hyundai Marine & Fire Insurance Co. Ltd.	395,841	7,574,078
	Hyundai Mobis Co. Ltd.	103,028	22,783,345
	Hyundai Motor Co.	509,049	103,229,706

		Shares	Value»
SOUTH KOREA — (Continued)
#	Hyundai Motor Securities Co. Ltd.	229,036	$1,400,711
#	Hyundai Movex Co. Ltd.	67,760	479,632
#	Hyundai Pharmaceutical Co. Ltd.	45,478	117,768
#	Hyundai Rotem Co. Ltd.	236,944	38,281,016
	Hyundai Steel Co.	291,064	6,724,459
#	HyVision System, Inc.	85,016	963,910
#	i3system, Inc.	23,713	1,287,531
*	Icure Pharm, Inc.	78,236	119,159
#	iFamilySC Co. Ltd.	55,151	686,723
*	Il Dong Pharmaceutical Co. Ltd.	10,373	170,927
#	Iljin Diamond Co. Ltd.	23,010	225,561
#	Iljin Electric Co. Ltd.	89,685	3,605,167
	Iljin Holdings Co. Ltd.	107,525	527,806
#*	Iljin Hysolus Co. Ltd.	15,390	206,426
#	Iljin Power Co. Ltd.	32,263	250,267
	Ilshin Spinning Co. Ltd.	97,180	820,186
#*	Ilshin Stone Co. Ltd.	114,355	142,086
#	Ilyang Pharmaceutical Co. Ltd.	68,616	628,488
	iM Financial Group Co. Ltd.	1,038,179	9,632,401
	iMarketKorea, Inc.	130,100	715,796
#	InBody Co. Ltd.	69,008	1,388,848
	Incar Financial Service Co. Ltd.	28,433	238,710
	Incross Co. Ltd.	7,621	36,511
#	Industrial Bank of Korea	1,126,072	15,260,484
#	Infinitt Healthcare Co. Ltd.	35,454	145,822
	Inhwa Precision Co. Ltd.	1,376	57,815
#	Innocean Worldwide, Inc.	167,936	2,019,993
	InnoWireless Co. Ltd.	24,004	393,580
#	Innox Advanced Materials Co. Ltd.	112,236	1,935,345
#*	Insun ENT Co. Ltd.	124,952	368,252
#*	Insung Information Co. Ltd.	31,708	40,632
#	Intellian Technologies, Inc.	17,587	556,779
#	Intelligent Digital Integrated Security Co. Ltd.	33,137	417,726
#*	Interflex Co. Ltd.	103,556	670,402

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Interojo Co. Ltd.	28,936	$347,581
#	INTOPS Co. Ltd.	96,905	1,098,057
#	iNtRON Biotechnology, Inc.	57,427	133,705
	INVENI Co. Ltd.	8,498	369,329
#	Inzi Controls Co. Ltd.	34,650	147,040
	IS Dongseo Co. Ltd.	104,045	1,355,824
#	ISC Co. Ltd.	30,490	1,693,519
#	i-SENS, Inc.	59,097	716,984
#*	ISU Abxis Co. Ltd.	37,587	128,958
*	ISU Chemical Co. Ltd.	53,611	400,509
#*	ISU Specialty Chemical	64,675	2,507,335
	IsuPetasys Co. Ltd.	256,587	20,351,057
*	Itcencts Co. Ltd.	211,665	82,199
#*	Itcenglobal Co. Ltd.	43,295	567,224
#*	ITEK, Inc.	97,485	415,202
#*	ITM Semiconductor Co. Ltd.	17,741	149,054
#*	Jahwa Electronics Co. Ltd.	118,527	1,800,252
	JASTECH Ltd.	33,641	76,577
#	JB Financial Group Co. Ltd.	878,584	13,832,207
*	Jeil Pharmaceutical Co. Ltd.	16,721	168,830
*	Jeju Air Co. Ltd.	179,700	719,528
#*	Jeju Semiconductor Corp.	117,168	1,680,255
*	JETEMA Co. Ltd.	6,918	28,182
*	Jin Air Co. Ltd.	33,420	168,947
#	Jinsung T.E.C	85,358	781,645
#	JLS Co. Ltd.	51,894	226,894
#	JNK Global Co. Ltd.	86,259	268,084
#*	JNTC Co. Ltd.	94,753	1,793,623
*	JoyCity Corp.	74,285	97,730
	Jungdawn Co. Ltd.	43,919	80,874
#	Jusung Engineering Co. Ltd.	145,037	3,108,973
	JVM Co. Ltd.	33,800	661,764
	JW Holdings Corp.	202,318	461,568
	JW Life Science Corp.	56,513	533,100
#	JW Pharmaceutical Corp.	71,335	1,174,535
*	JW Shinyak Corp.	29,053	28,345
#	JYP Entertainment Corp.	118,919	6,742,526
#	K Car Co. Ltd.	29,787	316,654
#	K Ensol Co. Ltd.	39,040	313,423
	Kakao Corp.	120,594	5,496,036
#*	Kakao Games Corp.	154,530	1,742,824
#	KakaoBank Corp.	213,225	3,456,111
*	Kakaopay Corp.	15,900	582,146

		Shares	Value»
SOUTH KOREA — (Continued)
*††	Kanglim Co. Ltd.	55,665	$44,305
#	Kangnam Jevisco Co. Ltd.	45,411	391,439
*	Kangstem Biotech Co. Ltd.	74,452	75,180
#*	Kangwon Energy Co. Ltd.	41,085	462,110
	Kangwon Land, Inc.	269,881	3,195,159
*	KAON Group Co. Ltd.	67,138	196,389
	KB Financial Group, Inc. (105560 KS)	1,155,887	94,359,176
	KB Financial Group, Inc. (KB US), ADR	367,901	29,954,499
*	KBI Dongyang Steel Pipe Co. Ltd.	230,895	390,626
	KC Co. Ltd.	56,156	1,026,751
#	KC Tech Co. Ltd.	61,782	1,654,509
#	KCC Corp.	21,338	6,570,783
#	KCC Glass Corp.	59,189	1,077,614
#	KCTC	188,573	714,860
#*	KEC Corp.	1,074,109	584,587
#*	Keeps Biopharma, Inc.	21,250	135,638
#*	Kencoa Aerospace Co.	23,108	188,328
#	KEPCO Engineering & Construction Co., Inc.	15,535	1,108,228
#	KEPCO Plant Service & Engineering Co. Ltd.	157,136	5,573,704
#*	KEYEAST Co. Ltd.	39,205	131,751
	KG Chemical Corp.	284,558	971,094
#	KG Dongbusteel	261,336	998,384
#	KG Eco Solution Co. Ltd.	145,311	577,415
*	KG Mobility Co.	371,002	992,065
#	Kginicis Co. Ltd.	118,702	854,209
#	KGMobilians Co. Ltd.	120,028	415,709
#	KH Vatec Co. Ltd.	136,004	1,195,388
#	Kia Corp.	1,141,175	95,720,140
#*	KidariStudio, Inc.	55,492	149,147
	KINX, Inc.	15,242	994,012
#	KISCO Corp.	102,472	720,154
#	KISCO Holdings Co. Ltd.	49,059	881,062
	KISWIRE Ltd.	70,424	882,285
#	KIWOOM Securities Co. Ltd.	85,133	17,683,232
#	KL-Net Corp.	101,819	200,087
*	KMW Co. Ltd.	45,897	546,656
#*	KNJ Co. Ltd.	26,799	489,297
*	KoBioLabs, Inc.	7,867	27,774

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Koh Young Technology, Inc.	168,805	$1,967,367
#	Kolmar BNH Co. Ltd.	39,068	380,122
#	Kolmar Holdings Co. Ltd.	100,765	780,672
#	Kolmar Korea Co. Ltd.	84,600	4,566,560
#	Kolon Corp.	44,406	1,355,471
#	Kolon Enp, Inc.	90,769	493,818
#	Kolon Industries, Inc.	130,465	3,253,251
#*	Kolon Life Science, Inc.	10,221	235,213
	Komelon Corp.	7,669	56,617
	KoMiCo Ltd.	10,969	847,332
*	Komipharm International Co. Ltd.	18,068	76,594
#	KONA I Co. Ltd.	37,585	1,242,594
#	Korea Aerospace Industries Ltd.	197,067	14,277,897
	Korea Alcohol Industrial Co. Ltd.	94,422	618,960
#	Korea Asset In Trust Co. Ltd.	417,191	648,329
	Korea Cast Iron Pipe Industries Co. Ltd.	73,562	345,753
#*	Korea Circuit Co. Ltd.	77,047	1,111,271
	Korea District Heating Corp.	10,906	731,531
	Korea Electric Power Corp. (015760 KS)	240,707	7,205,330
	Korea Electric Power Corp. (KEP US), Sponsored ADR	326,264	4,916,798
#	Korea Electric Terminal Co. Ltd.	49,887	2,163,329
#	Korea Electronic Certification Authority, Inc.	42,687	111,516
#	Korea Electronic Power Industrial Development Co. Ltd.	74,156	638,876
	Korea Export Packaging Industrial Co. Ltd.	92,420	186,467
#	Korea Fuel-Tech Corp.	173,033	726,641
	Korea Gas Corp.	89,854	2,627,014
#*	Korea Information & Communications Co. Ltd.	90,907	518,282

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Information Certificate Authority, Inc.	101,083	$439,598
	Korea Investment Holdings Co. Ltd.	184,512	23,524,517
#*	Korea Line Corp.	1,210,170	1,593,596
#	Korea Movenex Co. Ltd.	120,776	336,288
#	Korea Petrochemical Ind Co. Ltd.	24,973	2,291,706
#	Korea Petroleum Industries Co.	48,470	472,848
	Korea Ratings Corp.	5,809	399,604
	Korea Real Estate Investment & Trust Co. Ltd.	1,221,498	1,120,159
	Korea United Pharm, Inc.	68,387	911,915
	Korean Air Lines Co. Ltd.	903,435	14,019,712
	Korean Reinsurance Co.	1,176,327	8,753,479
#	Kortek Corp.	46,854	282,826
	Koryo Credit Information Co. Ltd.	9,684	71,005
#*	KOSES Co. Ltd.	20,024	404,847
	KPX Chemical Co. Ltd.	12,715	427,043
#*	Krafton, Inc.	72,256	13,984,970
#	KSS LINE Ltd.	158,019	1,024,457
*	Kt alpha Co. Ltd.	54,630	206,588
	KT Corp. (030200 KS)	35,348	1,217,582
	KT Corp. (KT US), Sponsored ADR	199,398	3,698,833
*	KT Genie Music Corp.	29,512	39,078
#	KT Nasmedia Co. Ltd.	10,942	102,004
	KT Skylife Co. Ltd.	196,016	688,745
	KT&G Corp.	233,930	22,015,575
	KTCS Corp.	236,202	483,315
	Kukbo Design Co. Ltd.	14,650	208,778
	Kukdong Oil & Chemicals Co. Ltd.	96,066	222,476
*††	Kuk-il Paper Manufacturing Co. Ltd.	231,940	62,024
#	Kukje Pharma Co. Ltd.	30,774	92,058

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Kukjeon Pharmaceutical Co. Ltd.	32,907	$83,571
#*††	Kum Yang Co. Ltd.	18,916	49,296
#*	Kumho HT, Inc.	895,534	358,840
#	Kumho Petrochemical Co. Ltd.	86,975	7,069,735
#*	Kumho Tire Co., Inc.	786,285	2,601,579
#*	KUMHOE&C Co. Ltd.	140,791	337,513
#	Kumkang Kind Co. Ltd.	107,980	424,968
#	Kwang Dong Pharmaceutical Co. Ltd.	224,136	897,737
*	Kwangmu Co. Ltd.	70,728	112,382
	KX Innovation Co. Ltd.	119,777	320,127
#	Kyeryong Construction Industrial Co. Ltd.	54,145	653,395
#	Kyobo Securities Co. Ltd.	123,871	818,200
#	Kyochon F&B Co. Ltd.	83,242	245,871
	Kyongbo Pharmaceutical Co. Ltd.	32,962	136,450
#	Kyung Dong Navien Co. Ltd.	46,869	2,319,376
#	Kyungbang Co. Ltd.	55,402	259,276
	KyungDong City Gas Co. Ltd.	16,222	233,328
#	KyungDong Invest Co. Ltd.	3,317	123,363
	Kyungdong Pharm Co. Ltd.	103,892	414,291
	Kyung-In Synthetic Corp.	230,094	472,691
	KZ Precision Corp.	63,997	674,962
#	L&C Bio Co. Ltd.	33,179	1,225,242
#*	L&F Co. Ltd.	4,524	386,233
#*	L&K Biomed Co. Ltd.	34,222	216,756
#*	LabGenomics Co. Ltd.	346,208	535,335
#	Lake Materials Co. Ltd.	193,665	1,982,237
#*	LB Semicon, Inc.	62,869	218,804
#	LEADCORP, Inc.	107,465	286,703
#	Lee Ku Industrial Co. Ltd.	161,966	559,997
#	LEENO Industrial, Inc.	194,895	7,844,578
	LF Corp.	117,579	1,506,414
#	LG Chem Ltd.	154,050	42,848,723
	LG Corp.	190,776	10,729,411

		Shares	Value»
SOUTH KOREA — (Continued)
#*	LG Display Co. Ltd. (034220 KS)	1,542,091	$15,765,779
*	LG Display Co. Ltd. (LPL US), ADR	345,392	1,730,414
#	LG Electronics, Inc.	564,673	34,633,213
#*	LG Energy Solution Ltd.	26,106	8,642,310
#	LG H&H Co. Ltd.	30,086	5,998,608
*	LG HelloVision Co. Ltd.	436,983	747,658
#	LG Innotek Co. Ltd.	82,150	13,858,080
	LG Uplus Corp.	1,340,553	14,329,971
	LIG Nex1 Co. Ltd.	54,930	20,003,872
#*	LigaChem Biosciences, Inc.	11,749	1,204,797
#*	LOT Vacuum Co. Ltd.	70,046	639,708
#	Lotte Chemical Corp.	58,104	2,878,444
#	Lotte Chilsung Beverage Co. Ltd.	37,116	3,001,529
#	Lotte Corp.	96,966	1,985,873
#*	Lotte Data Communication Co.	42,531	618,315
#*	Lotte Energy Materials Corp.	103,598	1,884,211
#	LOTTE Fine Chemical Co. Ltd.	113,201	3,617,336
	LOTTE Himart Co. Ltd.	64,713	347,062
#*	Lotte Non-Life Insurance Co. Ltd.	339,000	451,070
#	Lotte Rental Co. Ltd.	90,309	1,855,469
	Lotte Shopping Co. Ltd.	37,994	1,733,822
#	Lotte Wellfood Co. Ltd.	19,976	1,596,714
	LS Corp.	90,805	13,233,368
#	LS Eco Energy Ltd.	52,587	1,693,942
	LS Electric Co. Ltd.	65,927	20,012,775
#	LS Marine Solution Co. Ltd.	71,165	1,436,902
*	LS Materials Ltd.	6,649	62,380
	LS SECURITIES Co. Ltd.	47,004	180,903
#	LTC Co. Ltd.	16,960	250,234
#*	LVMC Holdings	659,018	766,156
	LX Hausys Ltd.	54,494	1,075,009
#	LX Holdings Corp.	307,043	1,756,286
#	LX International Corp.	280,471	5,925,905
#	LX Semicon Co. Ltd.	86,327	3,462,364
#	M.I.Tech Co. Ltd.	63,758	275,346
*	M2N Co. Ltd.	67,879	89,344
#	Macquarie Korea Infrastructure Fund	1,173,738	9,052,201
	Macrogen, Inc.	29,845	317,112

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Maeil Dairies Co. Ltd.	31,306	$760,997
#*	Manyo Co. Ltd.	10,280	117,882
#	Mcnex Co. Ltd.	108,576	2,367,742
#*	MDS Tech, Inc.	237,059	254,746
#*	ME2ON Co. Ltd.	54,098	183,289
*	Mediana Co. Ltd.	61,156	227,840
#*	Medipost Co. Ltd.	53,050	643,185
*	MedPacto, Inc.	5,544	16,876
#	Medytox, Inc.	13,621	1,146,925
*	Meerecompany, Inc.	17,727	189,968
#	MegaStudy Co. Ltd.	52,410	414,312
#	MegaStudyEdu Co. Ltd.	64,720	1,886,783
#	Meritz Financial Group, Inc.	495,048	38,363,240
#	META BIOMED Co. Ltd.	84,378	332,312
#	Mgame Corp.	157,466	716,669
	Mi Chang Oil Industrial Co. Ltd.	3,141	239,976
#*	MiCo Ltd.	171,010	1,734,455
#*	Micro Digital Co. Ltd.	26,352	153,952
#*	Mirae Asset Life Insurance Co. Ltd.	422,652	2,600,772
#	Mirae Asset Securities Co. Ltd.	1,114,579	20,492,838
#	Mirae Asset Venture Investment Co. Ltd.	108,182	645,715
#	Misto Holdings Corp.	192,513	4,965,599
	Miwon Chemicals Co. Ltd.	1,485	89,456
#	Miwon Commercial Co. Ltd.	7,025	745,519
	Miwon Holdings Co. Ltd.	1,831	90,790
	Miwon Specialty Chemical Co. Ltd.	9,336	920,376
#	MK Electron Co. Ltd.	123,560	799,066
	MNTech Co. Ltd.	67,349	533,136
#*	Mobase Electronics Co. Ltd.	212,664	202,461
#	Modetour Network, Inc.	32,742	255,417
#*	MONAYONGPYONG	182,248	444,199
#	Moorim P&P Co. Ltd.	165,964	297,324
#*	Motrex Co. Ltd.	96,038	584,917
#	mPlus Corp.	28,776	350,333
#*	MS Autotech Co. Ltd.	75,664	126,894
	Muhak Co. Ltd.	20,432	123,273
	Multicampus Co. Ltd.	15,352	337,186
#	Myoung Shin Industrial Co. Ltd.	242,532	1,585,786
#*	Naintech Co. Ltd.	41,998	118,595

		Shares	Value»
SOUTH KOREA — (Continued)
#	Namhae Chemical Corp.	129,834	$586,930
#*	Namsun Aluminum Co. Ltd.	599,773	449,457
	Namuga Co. Ltd.	61,293	724,878
	Namyang Dairy Products Co. Ltd.	18,850	680,905
*	NanoenTek, Inc.	12,813	27,972
*	Nature & Environment Co. Ltd.	238,696	103,752
	Nature Holdings Co. Ltd.	74,736	500,416
	NAVER Corp.	58,567	10,976,402
	NCSoft Corp.	24,372	3,761,909
#	NeoPharm Co. Ltd.	49,615	595,405
#	Neosem, Inc.	31,653	276,718
#*	Neowiz	91,417	1,568,916
	Neowiz Holdings Corp.	24,725	399,660
#*	Nepes Ark Corp.	44,403	618,136
#*	NEPES Corp.	74,821	908,803
*	Neptune Co.	85,440	353,395
Ω	Netmarble Corp.	58,866	2,230,722
#	New Power Plasma Co. Ltd.	167,306	726,917
*	Newflex Technology Co. Ltd.	33,789	124,140
	Nexen Corp.	181,887	682,508
#	Nexen Tire Corp.	208,647	939,213
#*	Nexon Games Co. Ltd.	67,147	628,792
#	Nexteel Co. Ltd.	14,275	118,337
#	NEXTIN, Inc.	39,361	1,813,096
#	NH Investment & Securities Co. Ltd.	638,162	9,097,706
#	NH NongWooBio Co. Ltd.	19,155	111,759
	NHN Corp.	95,578	1,939,199
#	NHN KCP Corp.	141,074	1,574,436
	NI Steel Co. Ltd.	31,574	80,201
	NICE Holdings Co. Ltd.	177,420	1,726,642
	Nice Information & Telecommunication, Inc.	45,256	725,279
#	NICE Information Service Co. Ltd.	239,522	2,434,356
	NICE Infra Co. Ltd.	40,186	116,341
#	Nong Shim Holdings Co. Ltd.	15,048	992,679
#	NongShim Co. Ltd.	18,106	5,536,268
	Noroo Holdings Co. Ltd.	17,027	275,341

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	NOROO Paint & Coatings Co. Ltd.	74,526	$442,411
#	NOVAREX Co. Ltd.	79,184	947,031
	Novatech Co. Ltd.	5,447	75,781
	NPC	92,090	262,051
*	NUVOTEC Co. Ltd.	15,390	14,332
*	Obigo, Inc.	9,468	28,014
#	OCI Co. Ltd.	31,494	1,303,500
#	OCI Holdings Co. Ltd.	90,451	7,232,175
#*	Okins Electronics Co. Ltd.	46,357	299,813
#	ONEJOON Co. Ltd.	25,313	163,032
#*	OptoElectronics Solutions Co. Ltd.	34,817	353,866
#	Oriental Precision & Engineering Co. Ltd.	97,618	713,442
#	Orion Corp.	125,629	8,748,171
#	Orion Holdings Corp.	208,397	2,774,633
	Osang Healthcare Co. Ltd.	8,301	75,247
*	OSTEONIC Co. Ltd.	41,816	211,025
#*	Osung Advanced Materials Co. Ltd.	444,369	489,630
#	Otoki Corp.	12,020	3,275,407
	Pan Ocean Co. Ltd.	1,514,863	4,069,337
#	Pang Rim Co. Ltd.	33,734	118,006
#	Paradise Co. Ltd.	320,064	4,147,033
#	Park Systems Corp.	25,044	4,266,036
#	Partron Co. Ltd.	372,409	1,806,267
#*	Pearl Abyss Corp.	27,757	673,290
#	People & Technology, Inc.	110,651	3,347,799
#*	Peptron, Inc.	9,976	1,891,850
	PHA Co. Ltd.	59,876	489,773
#	PharmaResearch Co. Ltd.	28,863	10,927,744
#*	PharmGen Science, Inc.	117,320	332,127
#	Pharmicell Co. Ltd.	116,828	1,386,794
	Philenergy Co. Ltd.	3,693	36,998
#*	Philoptics Co. Ltd.	38,258	1,125,884
#	PI Advanced Materials Co. Ltd.	70,350	893,680
*	PKC Co. Ltd.	173,863	762,996
#*	Polaris AI Corp.	80,192	129,418
*	Polaris Office Corp.	2,267	8,135
	Pond Group Co. Ltd.	9,898	56,384
#*	PonyLink Co. Ltd.	272,069	158,373
#	Poongsan Corp.	145,353	11,178,916
#	Poongsan Holdings Corp.	47,395	1,284,803
	Posco DX Co. Ltd.	169,433	3,115,508
#*	POSCO Future M Co. Ltd.	10,779	1,633,197

		Shares	Value»
SOUTH KOREA — (Continued)
#	POSCO Holdings, Inc. (005490 KS)	72,008	$15,661,328
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	217,227	11,864,939
#	Posco International Corp.	233,812	9,006,943
#	Posco M-Tech Co. Ltd.	36,109	387,048
#	POSCO Steeleon Co. Ltd.	19,137	516,940
#*	Power Logics Co. Ltd.	150,946	435,710
*	Prestige Biologics Co. Ltd.	4,338	9,175
#	Protec Co. Ltd.	28,538	624,591
#	PSK Holdings, Inc.	19,964	682,630
#	PSK, Inc.	119,141	3,139,855
#	Pulmuone Co. Ltd.	74,964	699,064
#	Pumtech Korea Co. Ltd.	12,664	471,076
	Pungkuk Ethanol Co. Ltd.	16,938	111,131
*	RaonSecure Co. Ltd.	6,569	45,379
*	Ray Co. Ltd.	22,954	84,476
#*	Refine Co. Ltd.	71,948	623,436
*	Remed Co. Ltd.	6,876	15,920
#*	Reyon Pharmaceutical Co. Ltd.	34,339	259,615
#	RFHIC Corp.	45,102	1,054,552
#*	RFTech Co. Ltd.	159,006	246,120
#*	Robostar Co. Ltd.	14,611	888,442
#*	Robotis Co. Ltd.	11,928	1,838,790
	Rorze Systems Corp.	6,569	51,280
	Rsupport Co. Ltd.	10,658	20,360
	S Net Systems, Inc.	28,607	75,322
#	S&D Co. Ltd.	2,028	104,688
#	S&S Tech Corp.	61,424	2,409,978
#	S-1 Corp.	82,408	4,333,435
#*	Sajo Industries Co. Ltd.	14,062	476,345
#	Sajodaerim Corp.	30,273	798,377
#	Sajodongaone Co. Ltd.	88,855	69,934
#	Sam Chun Dang Pharm Co. Ltd.	9,741	1,597,113
#	Sam Young Electronics Co. Ltd.	74,785	561,064
#	Sam Yung Trading Co. Ltd.	88,339	941,578
#	Sam-A Aluminum Co. Ltd.	14,216	239,245
#	Sambo Corrugated Board Co. Ltd.	30,913	199,165

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sambo Motors Co. Ltd.	15,991	$45,686
#	Samchully Co. Ltd.	9,292	802,776
	Samho Development Co. Ltd.	83,310	200,473
	SAMHWA Paints
	Industrial Co. Ltd.	83,510	340,231
	Samhyun Co. Ltd.	8,223	179,750
	Samick Musical Instruments Co. Ltd.	94,199	76,953
#††	Samick THK Co. Ltd.	51,492	269,974
#*	Samil Pharmaceutical Co. Ltd.	55,789	371,164
#	Samji Electronics Co. Ltd.	81,870	714,882
#	Samjin Pharmaceutical Co. Ltd.	51,410	711,971
	Sammok S-Form Co. Ltd.	29,939	417,909
#	SAMPYO Cement Co. Ltd.	245,368	517,242
*Ω	Samsung Biologics Co. Ltd.	17,847	15,294,744
	Samsung C&T Corp.	197,090	31,189,753
#	Samsung Card Co. Ltd. (029780 KS)	115,331	4,006,685
	Samsung Electro-Mechanics Co. Ltd.	147,975	25,365,957
	Samsung Electronics Co. Ltd. (005930 KS)	10,764,589	810,317,156
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	491	916,370
#	Samsung Engineering Co. Ltd.	824,339	14,986,715
	Samsung Fire & Marine Insurance Co. Ltd.	107,909	33,398,298
#*	Samsung Heavy Industries Co. Ltd.	671,206	13,908,620
#	Samsung Life Insurance Co. Ltd.	155,333	16,786,719
*	Samsung Pharmaceutical Co. Ltd.	220,374	237,078
	Samsung Publishing Co. Ltd.	6,149	69,800
	Samsung SDI Co. Ltd.	107,858	24,302,710

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung SDS Co. Ltd.	79,875	$10,245,222
	Samsung Securities Co. Ltd.	286,971	15,531,364
#	SAMT Co. Ltd.	374,339	968,218
#	Samwha Capacitor Co. Ltd.	42,174	996,757
#	Samwha Electric Co. Ltd.	15,682	383,809
#	Samyang Corp.	24,854	862,678
#	Samyang Foods Co. Ltd.	17,183	16,226,950
#	Samyang Holdings Corp.	28,438	2,087,813
#	Samyang Packaging Corp.	14,769	146,926
	Samyang Tongsang Co. Ltd.	10,960	397,756
#	Samyoung Co. Ltd.	134,031	462,259
	Sang-A Frontec Co. Ltd.	30,472	396,036
*	Sangbo Corp.	112,990	65,183
#*	Sangji Construction, Inc.	16,331	88,854
#*	Sangsangin Co. Ltd.	176,091	255,020
#	Sangsin Energy Display Precision Co. Ltd.	65,320	583,052
	Saramin Co. Ltd.	38,321	358,827
#	Satrec Initiative Co. Ltd.	9,250	390,590
*	SBI Investment Korea Co. Ltd.	584,519	280,074
*††	SBW	121,830	43,097
#	SD Biosensor, Inc.	271,999	1,821,661
#*	SDN Co. Ltd.	186,770	147,043
	SeAH Besteel Holdings Corp.	124,159	2,390,341
	SeAH Holdings Corp.	495	41,672
#	SeAH Steel Corp.	13,617	1,208,157
#	SeAH Steel Holdings Corp.	19,660	1,976,542
#	Sebang Co. Ltd.	77,689	740,223
#	Sebang Global Battery Co. Ltd.	48,088	2,195,872
#	Seegene, Inc.	127,658	2,264,199
#	Segyung Hitech Co. Ltd.	57,444	229,948
#	Sejin Heavy Industries Co. Ltd.	68,614	1,060,427
#	Sejong Industrial Co. Ltd.	112,104	646,994
#	Sekonix Co. Ltd.	56,155	217,627
*	SEMCNS Co. Ltd.	9,872	53,484

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Sempio Foods Co.	8,674	$161,913
#	Seobu T&D	236,941	1,514,028
	Seohan Co. Ltd.	661,724	409,048
#	Seohee Construction Co. Ltd.	788,596	898,327
#*	Seojin System Co. Ltd.	137,325	2,604,842
#*	Seoul Auction Co. Ltd.	38,918	187,053
#	Seoul City Gas Co. Ltd.	3,726	164,977
*	Seoul Food Industrial Co. Ltd.	626,950	67,338
#*	Seoul Semiconductor Co. Ltd.	267,318	1,174,337
	SEOWONINTECH Co. Ltd.	6,973	27,697
#	Seoyon Co. Ltd.	100,408	664,602
#	Seoyon E-Hwa Co. Ltd.	120,354	1,096,147
*††	Setopia Co. Ltd.	26,820	3,821
	SEWOONMEDICAL Co. Ltd.	24,738	41,467
#	SFA Engineering Corp.	94,527	1,638,521
#*	SFA Semicon Co. Ltd.	364,361	1,088,572
#	SGC Energy Co. Ltd.	64,795	1,026,559
#	Shin Heung Energy & Electronics Co. Ltd.	168,824	645,712
#*	Shin Poong Pharmaceutical Co. Ltd.	25,237	239,931
#	Shindaeyang Paper Co. Ltd.	105,995	914,844
	Shinhan Financial Group Co. Ltd. (055550 KS)	1,478,212	75,924,704
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	269,770	13,944,411
#	Shinil Electronics Co. Ltd.	231,645	209,081
	Shinsegae Food Co. Ltd.	11,543	285,705
	Shinsegae Information & Communication Co. Ltd.	17,302	182,439
	Shinsegae International, Inc.	86,427	622,869
#	Shinsegae, Inc.	49,956	6,088,716
#	Shinsung Delta Tech Co. Ltd.	30,176	1,156,947

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Shinsung E&G Co. Ltd.	380,904	$493,067
#	Shinsung ST Co. Ltd.	5,010	149,365
*	Shinwha Intertek Corp.	120,200	165,038
#	Shinwon Corp.	345,611	353,192
#	Shinyoung Securities Co. Ltd.	29,727	3,012,737
#	Showbox Corp.	106,070	188,544
#*	Silicon2 Co. Ltd.	117,280	3,698,647
	Silla Co. Ltd.	14,535	91,290
#	SIMMTECH Co. Ltd.	102,488	4,507,967
	SIMPAC, Inc.	77,451	251,232
	Sindoh Co. Ltd.	26,903	802,735
#	Sinil Pharm Co. Ltd.	25,229	104,067
#*	SK Biopharmaceuticals Co. Ltd.	76,501	6,185,639
#*	SK Bioscience Co. Ltd.	19,322	686,105
#	SK Chemicals Co. Ltd.	43,185	1,913,581
#	SK Discovery Co. Ltd.	83,920	3,493,265
#*	SK Eternix Co. Ltd.	119,545	1,740,352
#	SK Gas Ltd.	19,191	3,506,661
	SK Hynix, Inc.	994,055	386,780,266
#*Ω	SK IE Technology Co. Ltd.	64,151	1,378,168
#	SK Innovation Co. Ltd.	77,461	6,995,121
	SK Networks Co. Ltd.	1,080,930	3,440,824
#*	SK oceanplant Co. Ltd.	143,541	2,131,928
#	SK Securities Co. Ltd.	2,330,774	1,143,590
	SK Telecom Co. Ltd. (017670 KS)	142,068	5,201,380
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	483	9,758
#	SK, Inc.	134,734	23,396,898
*	SKC Co. Ltd.	12,038	1,072,648
#	SL Corp.	134,564	3,419,030
#	SM Entertainment Co. Ltd.	34,714	2,908,022
#*	SMEC Co. Ltd.	394,337	1,134,581
#	SNT Dynamics Co. Ltd.	110,173	4,158,257
#*	SNT Holdings Co. Ltd.	50,310	2,237,871
#	SNT Motiv Co. Ltd.	142,786	3,423,953
#*	SOCAR, Inc.	28,690	235,301
#*	S-Oil Corp.	187,740	9,449,730

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Solborn, Inc.	24,234	$67,959
#	Solid, Inc.	315,105	1,774,084
#*	SOLUM Co. Ltd.	234,886	2,945,745
#	Solus Advanced Materials Co. Ltd.	127,971	821,615
	Songwon Industrial Co. Ltd.	112,300	755,829
#	Soop Co. Ltd.	47,915	2,439,497
	Soosan Industries Co. Ltd.	29,624	452,099
#	Soulbrain Co. Ltd.	19,622	3,880,918
#	Soulbrain Holdings Co. Ltd.	38,911	1,167,575
#	SPC Samlip Co. Ltd.	13,592	495,812
#	SPG Co. Ltd.	27,155	641,379
#	Spigen Korea Co. Ltd.	24,455	382,598
#	ST Pharm Co. Ltd.	29,693	2,108,252
#	STIC Investments, Inc.	182,158	1,329,220
	Straffic Co. Ltd.	132,357	339,521
#*	Studio Dragon Corp.	63,179	2,016,886
#*	STX Engine Co. Ltd.	13,781	341,390
#*	Sugentech, Inc.	22,534	103,909
#	Suheung Co. Ltd.	36,553	685,755
*	Sukgyung AT Co. Ltd.	6,779	208,228
	Sun Kwang Co. Ltd.	24,057	306,514
#	Sung Kwang Bend Co. Ltd.	97,446	2,149,550
#*	Sungchang Enterprise Holdings Ltd.	333,157	358,798
#*	Sungeel Hitech Co. Ltd.	10,757	323,419
#	Sungshin Cement Co. Ltd.	147,254	969,048
#	Sungwoo Hitech Co. Ltd.	450,290	2,133,736
#	Sunjin Co. Ltd.	106,916	746,531
	Sunny Electronics Corp.	39,726	42,772
*	SUNP Corp.	52,976	14,241
#*	Suprema, Inc.	29,598	700,565
#*	Suresoft Technologies, Inc.	26,545	96,713
#*	SV Investment Corp.	69,884	81,473
#	SY Co. Ltd.	206,794	441,261
#	SY Steel Tech, Inc.	35,946	83,597
#*	Synergy Innovation Co. Ltd.	143,470	245,074
#*	Synopex, Inc.	404,427	1,855,795
#	Systems Technology, Inc.	54,558	872,994
#*	T Scientific Co. Ltd.	120,947	83,881
#	T&L Co. Ltd.	25,102	808,755

		Shares	Value»
SOUTH KOREA — (Continued)
	T3 Entertainment Co. Ltd.	18,676	$24,736
	Tae Kyung Industrial Co. Ltd.	73,974	262,474
#	Taekwang Industrial Co. Ltd.	1,776	998,829
#	TAEKYUNG BK Co. Ltd.	105,821	354,056
*	Taesung Co. Ltd.	17,894	299,073
#*	Taewoong Co. Ltd.	69,817	1,503,534
#	Taeyang Metal Industrial Co. Ltd.	197,725	284,018
#*	Taihan Cable & Solution Co. Ltd.	150,810	2,548,873
*	Taihan Fiberoptics Co. Ltd.	191,618	290,302
#*	Tailim Packaging Co. Ltd.	76,664	97,499
#	TCC Steel	43,289	556,336
#	TechWing, Inc.	89,928	4,178,833
*	Tego Science, Inc.	10,158	126,428
	Telechips, Inc.	54,858	535,817
#	TES Co. Ltd.	58,140	1,797,945
#*	Theragen Etex Co. Ltd.	192,630	344,473
#	TK Corp.	141,789	2,806,990
#	TKG Huchems Co. Ltd.	133,057	1,668,103
#	TLB Co. Ltd.	22,342	1,069,650
#	Tokai Carbon Korea Co. Ltd.	30,565	3,549,263
#*	Tongyang Life Insurance Co. Ltd.	334,713	1,588,718
#*	Tongyang, Inc.	994,398	609,196
#	Tonymoly Co. Ltd.	24,881	166,665
#	Toptec Co. Ltd.	154,672	505,713
	Tovis Co. Ltd.	89,537	940,726
#	TS Corp.	300,710	591,160
#	TSE Co. Ltd.	11,580	420,124
*	TSI Co. Ltd.	11,190	47,511
#*	Tuksu Construction Co. Ltd.	77,601	309,095
*	Tway Air Co. Ltd.	183,400	234,407
*	TY Holdings Co. Ltd.	1,495	2,698
#	TYM Corp.	266,928	1,112,726
#	UBCare Co. Ltd.	59,081	148,073
	Ubiquoss Holdings, Inc.	27,880	209,652
#	Ubiquoss, Inc.	60,437	373,245
#*	Ubivelox, Inc.	41,721	171,310
	Uju Electronics Co. Ltd.	43,321	1,165,210
#*	Uni-Chem Co. Ltd.	221,847	203,856
	Unick Corp.	27,663	75,958

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Unid Co. Ltd.	24,328	$1,146,265
#	Union Semiconductor Equipment & Materials Co. Ltd.	109,449	766,049
#	Uniquest Corp.	61,270	329,512
#*	Unison Co. Ltd.	218,973	187,188
#*	UniTest, Inc.	54,219	769,032
	Unitrontech Co. Ltd.	114,109	482,025
	Value Added Technology Co. Ltd.	54,238	834,652
#	Viatron Technologies, Inc.	64,006	365,629
#	VICTEK Co. Ltd.	75,937	199,145
*††	Vidente Co. Ltd.	125,954	55,076
	Vieworks Co. Ltd.	35,843	476,274
#*	Vina Tech Co. Ltd.	9,706	374,494
	Vitzro Tech Co. Ltd.	82,846	511,868
#	Vitzrocell Co. Ltd.	81,762	1,568,775
#*	VM, Inc.	53,855	906,938
#*	VT Co. Ltd.	118,299	2,070,093
#	Webcash Corp.	29,097	227,503
#	Webzen, Inc.	78,977	668,340
*††	Wellbiotec Co. Ltd.	230,618	16,510
*	Wemade Co. Ltd.	5,767	108,449
#	Whanin Pharmaceutical Co. Ltd.	74,598	596,480
#	WINS Technet Co. Ltd.	64,096	543,882
	WiSoL Co. Ltd.	125,674	498,027
#*	Won Ik Corp.	11,615	66,046
	Won Tech Co. Ltd.	211,414	1,259,780
#*	Wonik Holdings Co. Ltd.	230,899	4,417,666
#	WONIK IPS Co. Ltd.	89,127	3,997,457
#	Wonik Materials Co. Ltd.	48,585	1,102,539
#	Wonik QnC Corp.	91,432	1,495,922
#	Woojin, Inc.	84,191	895,698
#*	Woongjin Co. Ltd.	109,041	302,817
#	Woongjin Thinkbig Co. Ltd.	375,295	383,182
#*	Wooree Bio Co. Ltd.	271,012	401,612
#	Woori Financial Group, Inc. (316140 KS)	2,702,534	48,109,689
*	Woori Technology Investment Co. Ltd.	56,732	356,289
#*	Woori Technology, Inc.	502,634	1,693,683
	Woorison F&G Co. Ltd.	200,437	199,695

		Shares	Value»
SOUTH KOREA — (Continued)
	Woory Industrial Co. Ltd.	7,364	$44,572
#	Wooshin Systems Co. Ltd.	37,474	176,422
#*	Woosu AMS Co. Ltd.	118,992	242,231
#	Worldex Industry & Trading Co. Ltd.	67,705	1,192,478
#*	W-Scope Chungju Plant Co. Ltd.	43,952	242,123
#*	Wysiwyg Studios Co. Ltd.	398,196	208,137
#	Xexymix Corp.	77,703	249,055
	Y G-1 Co. Ltd.	108,809	386,672
*	Y2 Solution Co. Ltd.	23,924	50,673
#*	YC Corp.	64,319	653,615
#	Y-entec Co. Ltd.	56,856	239,335
*	Yest Co. Ltd.	3,159	39,142
#	YG Entertainment, Inc.	43,323	2,780,439
#*	YG PLUS	135,962	677,905
	YMC Co. Ltd.	36,251	89,241
#*	YMT Co. Ltd.	31,107	281,736
#	Youlchon Chemical Co. Ltd.	24,264	537,477
	Young Poong Corp.	25,318	870,259
#	Youngone Corp.	159,825	6,480,512
#	Youngone Holdings Co. Ltd.	49,015	4,885,529
*	YTN Co. Ltd.	12,525	23,906
#	Yuanta Securities Korea Co. Ltd.	606,739	1,642,898
#	Yuhan Corp.	28,009	2,317,206
	YuHwa Securities Co. Ltd.	32,205	60,942
#*	Yungjin Pharmaceutical Co. Ltd.	219,028	316,428
	Yunsung F&C Co. Ltd.	1,649	43,833
#	Zeus Co. Ltd.	121,593	1,314,891
#	Zinus, Inc.	56,501	546,871

TOTAL SOUTH KOREA			4,061,134,501

TAIWAN — (20.0%)
#	104 Corp.	30,000	218,663
#	91APP, Inc.	323,000	756,233
#	Aaeon Technology, Inc.	77,680	340,742
#	ABC Taiwan Electronics Corp.	503,402	383,751
	Abico Avy Co. Ltd.	860,448	1,391,014
#	Ability Enterprise Co. Ltd.	1,982,007	5,500,301

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Ability Opto-Electronics Technology Co. Ltd.	275,471	$880,557
	Abnova Corp.	107,000	88,107
#	AcBel Polytech, Inc.	4,507,033	6,355,703
	Accton Technology Corp.	1,267,369	44,074,906
#	Ace Pillar Co. Ltd.	47,000	134,955
	Acer Cyber Security, Inc.	6,446	36,948
#	Acer E-Enabling Service Business, Inc.	63,000	470,338
#	Acer, Inc.	9,499,595	9,255,696
#	ACES Electronic Co. Ltd.	878,044	1,955,483
*	Acme Electronics Corp.	41,000	38,787
*	Acon Holding, Inc.	1,679,955	449,338
#	Acter Group Corp. Ltd.	653,122	16,302,670
#	Action Electronics Co. Ltd.	1,305,000	478,092
#	Actron Technology Corp.	316,018	1,425,247
	ADATA Technology Co. Ltd.	2,002,501	12,855,158
#	Addcn Technology Co. Ltd.	207,776	1,182,996
#*	Adimmune Corp.	998,000	617,020
#	Adlink Technology, Inc.	274,000	526,834
#	Advanced Analog Technology, Inc.	42,000	63,149
#	Advanced Ceramic X Corp.	265,000	1,022,485
#	Advanced Energy Solution Holding Co. Ltd.	166,000	6,319,257
#	Advanced International Multitech Co. Ltd.	1,064,000	2,063,663
#*	Advanced Optoelectronic Technology, Inc.	728,000	358,918
#	Advanced Power Electronics Corp.	461,000	1,526,292
#	Advancetek Enterprise Co. Ltd.	2,030,662	2,320,677
	Advantech Co. Ltd.	758,940	7,708,839
	AEON Motor Co. Ltd.	335,000	312,371

		Shares	Value»
TAIWAN — (Continued)
	Aerospace Industrial Development Corp.	2,910,000	$4,987,040
#	AGV Products Corp.	3,163,603	1,058,695
#	AIC, Inc.	30,000	369,336
#	Air Asia Co. Ltd.	84,000	140,597
	Airoha Technology Corp.	6,000	97,146
#	Airtac International Group	419,335	12,368,270
#	Alchip Technologies Ltd.	136,000	15,321,613
#	Alexander Marine Co. Ltd.	129,563	818,953
#*	ALI Corp.	200,953	183,794
#	Allied Circuit Co. Ltd.	197,356	1,089,439
#	Allied Supreme Corp.	295,000	2,364,050
	Allis Electric Co. Ltd.	1,059,043	3,789,936
	Allmind Holdings Corp.	35,000	66,046
#	Alltek Technology Corp.	1,298,506	1,347,316
#	Alltop Technology Co. Ltd.	281,531	2,257,170
#	Alpha Networks, Inc.	1,563,873	1,643,649
#	Altek Corp.	2,013,985	3,232,399
#	Amazing Microelectronic Corp.	524,849	1,700,691
#	Ambassador Hotel	1,701,000	2,374,108
#	AMPACS Corp.	405,000	385,320
#	Ampak Technology, Inc.	192,000	424,485
#	Ampire Co. Ltd.	691,000	566,173
#	Ample Electronic Technology Co. Ltd.	26,250	145,982
#	AMPOC Far-East Co. Ltd.	675,400	1,980,461
	AmTRAN Technology Co. Ltd.	3,912,897	1,782,811
*	Amulaire Thermal Technology, Inc.	97,000	114,746
#	Anderson Industrial Corp.	245,247	113,951
	Anji Technology Co. Ltd.	505,933	611,049
	Aopen, Inc.	98,000	153,939
#	Apac Opto Electronics, Inc.	277,000	723,937
#	Apacer Technology, Inc.	712,005	2,386,642
#	APAQ Technology Co. Ltd.	118,000	705,550
#	APCB, Inc.	907,000	430,976

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Apex Biotechnology Corp.	474,625	$507,081
#	Apex Dynamics, Inc.	52,000	1,126,431
#*	Apex International Co. Ltd.	1,309,074	883,367
#	Apex Science & Engineering	761,437	272,026
	ARBOR Technology Corp.	136,000	179,969
#	Arcadyan Technology Corp.	1,088,759	7,115,206
	Ardentec Corp.	4,343,993	13,163,558
#	ARES International Corp.	103,000	169,427
#	Argosy Research, Inc.	414,391	2,464,063
	Arizon RFID Technology Cayman Co. Ltd.	3,000	13,692
#	ASE Technology Holding Co. Ltd.	10,742,387	85,947,270
	Asia Cement Corp.	7,878,655	9,286,140
#	Asia Electronic Material Co. Ltd.	573,000	427,240
#	Asia Optical Co., Inc.	1,373,000	6,963,880
*	Asia Plastic Recycling Holding Ltd.	1,370,533	220,992
#	Asia Polymer Corp.	2,746,858	1,118,623
#	Asia Tech Image, Inc.	408,000	1,009,115
	Asia Vital Components Co. Ltd.	762,183	34,893,230
#	ASIX Electronics Corp.	199,000	614,655
	ASMedia Technology, Inc.	45,048	2,103,326
#	ASolid Technology Co. Ltd.	210,000	536,042
	ASPEED Technology, Inc.	116,098	20,589,174
	ASROCK, Inc.	389,000	4,046,672
	Asustek Computer, Inc.	1,444,861	32,641,573
#	ATE Energy International Co. Ltd.	481,000	468,722
#	Aten International Co. Ltd.	583,715	1,148,642
#	Auden Techno Corp.	143,000	450,106
#	Audix Corp.	582,375	1,222,215
#	AUO Corp. (2409 TT)	23,127,198	9,094,642
	AURAS Technology Co. Ltd.	113,303	3,857,313

		Shares	Value»
TAIWAN — (Continued)
#	Aurona Industries, Inc.	433,000	$392,418
#	Aurora Corp.	341,258	639,381
#	Avalue Technology, Inc.	368,000	1,329,921
	AVer Information, Inc.	62,000	59,468
#	Avermedia Technologies	554,000	705,981
#	Awea Mechantronic Co. Ltd.	149,062	130,035
#	Axiomtek Co. Ltd.	476,659	1,269,555
#	Azurewave Technologies, Inc.	523,000	1,237,620
#	Bafang Yunji International Co. Ltd.	272,000	1,702,042
	Bank of Kaohsiung Co. Ltd.	5,652,887	2,223,293
#	Basso Industry Corp.	886,284	938,934
#	BenQ Materials Corp.	1,283,000	866,010
#*	BES Engineering Corp.	9,349,050	4,653,716
#*	Billion Electric Co. Ltd.	404,000	310,664
#*	Bin Chuan Enterprise Co. Ltd.	663,257	1,432,393
	B’in Live Co. Ltd.	51,897	132,633
	Bionet Corp.	12,945	43,527
#*	Bionime Corp.	212,271	424,247
#*	Biostar Microtech International Corp.	851,712	628,964
#	Bioteque Corp.	406,680	1,626,814
#	Bizlink Holding, Inc.	1,021,782	45,927,370
#	Bon Fame Co. Ltd.	163,000	271,029
#	Bonny Worldwide Ltd.	26,000	131,067
#	Bora Pharmaceuticals Co. Ltd.	221,883	4,477,380
#	Brave C&H Supply Co. Ltd.	157,000	370,246
#	Bright Led Electronics Corp.	567,180	376,949
#	Brightek Optoelectronic Co. Ltd.	207,000	279,087
#	Brighten Optix Corp.	56,099	361,788
	Brighton-Best International Taiwan, Inc.	2,965,749	3,229,210
	Brillian Network & Automation Integrated System Co. Ltd.	44,540	343,059
#	Brogent Technologies, Inc.	41,000	126,607

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	C Sun Manufacturing Ltd.	644,258	$3,681,565
#*	Calin Technology Co. Ltd.	349,000	383,680
	Calitech Co. Ltd.	51,000	93,965
*	Caliway Biopharmaceuticals Co. Ltd.	111,000	538,460
*	Cameo Communications, Inc.	1,466,435	476,319
#	Capital Futures Corp.	784,187	1,260,358
#	Capital Securities Corp.	10,784,614	8,556,587
#*	Career Technology MFG. Co. Ltd.	3,697,993	1,777,137
#*	Carnival Industrial Corp.	544,530	143,998
*	Casing Macron Technology Co. Ltd.	16,000	8,889
#	Castles Technology Co. Ltd.	481,940	1,111,680
#	Caswell, Inc.	284,000	774,441
#	Catcher Technology Co. Ltd.	2,242,872	14,462,586
	Cathay Chemical Works	106,000	154,767
#	Cathay Consolidated, Inc.	38,099	100,143
#	Cathay Financial Holding Co. Ltd.	14,085,826	29,232,199
	Cathay Real Estate Development Co. Ltd.	4,322,600	3,204,736
#*	Cayman Engley Industrial Co. Ltd.	316,801	305,700
#*	CCP Contact Probes Co. Ltd.	445,313	782,408
#	Celxpert Energy Corp.	599,690	792,133
#	Cenra, Inc.	829,000	915,266
#	Center Laboratories, Inc.	3,552,913	3,922,057
#	Central Reinsurance Co. Ltd.	2,311,575	1,843,285
	Century Iron & Steel Industrial Co. Ltd.	1,040,000	5,173,570
#	Chailease Holding Co. Ltd.	5,484,690	18,332,977
#	Chain Chon Industrial Co. Ltd.	1,092,483	390,169

		Shares	Value»
TAIWAN — (Continued)
#*	ChainQui Construction Development Co. Ltd.	753,946	$362,137
#	Chaintech Technology Corp.	245,000	231,805
#	Champion Building Materials Co. Ltd.	1,595,451	471,077
#	Champion Microelectronic Corp.	98,000	233,264
	Chang Hwa Commercial Bank Ltd.	15,857,714	10,198,642
#	Chang Wah Electromaterials, Inc.	2,458,190	3,609,654
#	Chang Wah Technology Co. Ltd.	2,356,450	3,081,286
#	Channel Well Technology Co. Ltd.	1,329,000	3,329,251
#	Chant Sincere Co. Ltd.	158,000	205,623
	Charoen Pokphand Enterprise	1,376,582	6,128,768
	Chateau International Development Co. Ltd.	12,810	11,346
#	CHC Healthcare Group	749,000	1,048,790
	CHC Resources Corp.	481,048	1,098,680
#	Chen Full International Co. Ltd.	574,000	744,517
	Chenbro Micom Co. Ltd.	229,000	6,842,921
#	Cheng Fwa Industrial Co. Ltd.	381,000	265,171
#	Cheng Loong Corp.	6,099,160	3,386,278
#*	Cheng Mei Materials Technology Corp.	3,635,574	1,617,540
	Cheng Shin Rubber Industry Co. Ltd.	8,465,508	8,776,031
#	Cheng Uei Precision Industry Co. Ltd.	3,027,630	4,840,535
#	Chenming Electronic Technology Corp.	489,708	1,965,731
	Chia Chang Co. Ltd.	855,000	1,150,484
#	Chia Hsin Cement Corp.	3,137,921	1,319,493
	Chialin Precision Industrial Co. Ltd.	4,000	8,476

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chicony Electronics Co. Ltd.	2,686,689	$11,330,132
#	Chicony Power Technology Co. Ltd.	1,134,696	3,318,589
	Chief Telecom, Inc.	136,900	1,607,569
	Chien Kuo Construction Co. Ltd.	922,691	779,796
#	Chien Shing Harbour Service Co. Ltd.	206,000	288,192
#	Chime Ball Technology Co. Ltd.	113,282	126,867
#	China Airlines Ltd.	17,919,057	11,617,070
#	China Bills Finance Corp.	3,892,000	2,106,875
	China Container Terminal Corp.	399,000	330,687
	China Ecotek Corp.	171,000	307,333
#	China Electric Manufacturing Corp.	1,740,658	714,677
#	China Fineblanking Technology Co. Ltd.	281,009	231,721
#	China General Plastics Corp.	2,985,607	1,075,952
#	China Glaze Co. Ltd.	774,022	462,008
#*	China Man-Made Fiber Corp.	8,540,227	1,732,910
#	China Metal Products	2,311,405	1,971,522
#	China Motor Corp.	1,469,286	2,781,030
#*	China Petrochemical Development Corp.	25,757,099	6,272,628
#	China Steel Chemical Corp.	1,056,998	2,796,908
#	China Steel Corp.	26,850,440	16,201,661
#	China Steel Structure Co. Ltd.	530,000	708,423
#	China Wire & Cable Co. Ltd.	671,680	832,290
	Chinese Maritime Transport Ltd.	573,964	1,065,669
#	Ching Feng Home Fashions Co. Ltd.	861,860	553,525
#	Chin-Poon Industrial Co. Ltd.	2,600,617	2,765,791
*	Chip Hope Co. Ltd.	107,000	177,992
#	Chipbond Technology Corp.	4,727,000	9,147,955

		Shares	Value»
TAIWAN — (Continued)
	ChipMOS Technologies, Inc. (8150 TT)	3,976,155	$4,182,934
	ChipMOS Technologies, Inc. (IMOS US), ADR	60,690	1,292,099
#	Chlitina Holding Ltd.	361,596	1,174,305
	Chong Hong Construction Co. Ltd.	1,395,739	3,569,971
	Chroma ATE, Inc.	704,705	18,658,252
#	Chun YU Works & Co. Ltd.	1,438,500	735,946
	Chun Yuan Steel Industry Co. Ltd.	3,122,177	1,940,768
#*	Chung Hung Steel Corp.	5,408,926	2,596,234
	Chung Hwa Food Industrial Co. Ltd.	111,226	312,225
*	Chung Hwa Pulp Corp.	2,739,308	1,111,293
	Chung Lien Co. Ltd.	24,000	29,018
	Chung Tai Resource Technology Corp.	25,000	80,625
	Chung-Hsin Electric & Machinery Manufacturing Corp.	2,139,500	10,621,589
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	385,000	322,898
#	Chunghwa Precision Test Tech Co. Ltd.	84,000	4,374,933
	Chunghwa Telecom Co. Ltd. (2412 TT)	5,266,000	22,438,183
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	64,401	2,742,194
	Chyang Sheng Texing Co. Ltd.	1,336,000	737,742
#	CKM Applied Materials Corp.	145,000	132,447
	Cleanaway Co. Ltd. (8422 TT)	537,000	4,217,380
	Clevo Co.	3,005,482	3,857,480
#	CMC Magnetics Corp.	7,080,967	2,095,612
	C-Media Electronics, Inc.	11,000	14,573
#	CoAsia Electronics Corp.	524,793	917,535
	Collins Co. Ltd.	789,060	349,535

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Compal Electronics, Inc.	14,594,560	$15,595,048
	Compeq Manufacturing Co. Ltd.	4,820,000	13,622,497
	Complex Micro Interconnection Co. Ltd.	30,000	38,025
#	Compucase Enterprise	466,000	1,506,702
	Comtrend Corp.	33,750	37,231
	Concord International Securities Co. Ltd.	658,807	342,362
#	Concord Securities Co. Ltd.	4,466,004	1,847,551
#	Continental Holdings Corp.	2,637,250	1,855,110
#	Contrel Technology Co. Ltd.	1,064,000	1,359,153
#	Coremax Corp.	449,486	936,444
#	Coretronic Corp.	2,117,600	6,004,468
#	Co-Tech Development Corp.	1,578,800	11,987,718
	Coxon Precise Industrial Co. Ltd.	258,000	108,057
	Creative Sensor, Inc.	12,600	21,794
#	Crowell Development Corp.	462,400	464,246
#	Cryomax Cooling System Corp.	78,565	102,319
*	CSBC Corp. Taiwan	244,371	155,036
	CTBC Financial Holding Co. Ltd.	55,387,931	75,221,365
	CTCI Advanced Systems, Inc.	33,000	187,796
#	CTCI Corp.	4,398,437	4,360,276
#	CTI Traffic Industries Co. Ltd.	156,000	501,318
#	Cub Elecparts, Inc.	187,000	616,052
	CviLux Corp.	659,378	1,753,757
#	CX Technology Co. Ltd.	133,875	104,995
#	Cyberlink Corp.	205,504	625,690
	CyberPower Systems, Inc.	345,450	2,677,909
#*	CyberTAN Technology, Inc.	2,354,873	2,033,391
#*	Cypress Technology Co. Ltd.	284,589	225,326
#	Cystech Electronics Corp.	99,801	245,173
#	DA CIN Construction Co. Ltd.	1,642,247	3,500,431
#	Dafeng TV Ltd.	411,061	655,371

		Shares	Value»
TAIWAN — (Continued)
#	Dah San Electric Wire & Cable Co. Ltd.	427,627	$639,870
#	Da-Li Development Co. Ltd.	2,626,741	4,206,143
#	Darfon Electronics Corp.	1,585,700	1,852,603
	Darwin Precisions Corp.	2,495,073	906,103
	Data Image Corp.	25,000	34,943
	Davicom Semiconductor, Inc.	27,000	21,701
#	Daxin Materials Corp.	312,500	3,858,529
#	De Licacy Industrial Co. Ltd.	1,888,592	667,916
	Delpha Construction Co. Ltd.	983,000	945,101
	Delta Electronics, Inc.	1,741,028	55,998,192
#	Depo Auto Parts Ind Co. Ltd.	874,634	3,874,621
	Desiccant Technology Corp.	4,400	21,057
#	DFI, Inc.	71,000	157,190
	Dimerco Data System Corp.	218,686	867,271
#	Dimerco Express Corp.	1,179,158	3,082,687
	DingZing Advanced Materials, Inc.	4,000	12,696
#	D-Link Corp.	3,535,537	1,910,686
#	Donpon Precision, Inc.	312,200	482,431
#	Dr. Wu Skincare Co. Ltd.	153,000	599,351
#	Draytek Corp.	321,000	284,616
#	Drewloong Precision, Inc.	171,241	841,882
#	Dyaco International, Inc.	650,093	480,409
#	Dynamic Holding Co. Ltd.	1,787,693	5,196,082
	Dynamic Medical Technologies, Inc.	73,326	160,212
#	Dynapack International Technology Corp.	1,030,000	10,227,621
	E Ink Holdings, Inc.	1,230,000	8,449,995
	E.Sun Financial Holding Co. Ltd.	29,019,250	28,031,012
#	Eastech Holding Ltd.	270,000	953,411
	Eastern Media International Corp.	1,920,480	1,286,562
#	Eclat Textile Co. Ltd.	614,518	8,167,260

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	eCloudvalley Digital Technology Co. Ltd.	17,000	$39,563
#	ECOVE Environment Corp.	209,000	1,963,715
#	Edimax Technology Co. Ltd.	1,230,423	788,428
#	Edison Opto Corp.	714,345	414,703
#*	Edom Technology Co. Ltd.	1,339,141	1,645,217
#	eGalax_eMPIA Technology, Inc.	351,267	434,426
#*	Egis Technology, Inc.	280,000	1,246,331
*	EirGenix, Inc.	59,000	128,288
#	Elan Microelectronics Corp.	1,571,026	6,309,623
#	E-Lead Electronic Co. Ltd.	355,746	508,769
#	E-LIFE MALL Corp.	520,000	1,120,064
#	Elite Advanced Laser Corp.	398,320	3,516,108
	Elite Material Co. Ltd.	790,839	34,746,053
#	Elite Semiconductor Microelectronics Technology, Inc.	1,357,390	3,953,447
#	Elitegroup Computer Systems Co. Ltd.	1,994,028	1,310,354
#	eMemory Technology, Inc.	180,000	11,591,623
#	Emerging Display Technologies Corp.	865,000	579,523
	Ennoconn Corp.	693,298	6,570,211
#	Ennostar, Inc.	4,657,431	5,177,474
	EnTie Commercial Bank Co. Ltd.	2,316,166	992,681
	EOI Investment Holdings Co. Ltd.	158,000	96,884
#*	Epileds Technologies, Inc.	484,000	305,187
#*	Episil Technologies, Inc.	69,000	126,241
#	Episil-Precision, Inc.	745,015	1,353,909
#	Eris Technology Corp.	141,689	749,600
#	Eson Precision Ind Co. Ltd.	812,000	2,174,271
#	Eternal Materials Co. Ltd.	6,250,099	8,279,852
#*	Etron Technology, Inc.	180,000	212,741
#	Eurocharm Holdings Co. Ltd.	204,000	819,994
	Eva Airways Corp.	16,480,695	19,346,133

		Shares	Value»
TAIWAN — (Continued)
	Ever Supreme Bio Technology Co. Ltd.	154,606	$811,257
*	Everest Textile Co. Ltd.	3,451,829	635,110
	Evergreen Aviation Technologies Corp.	690,000	3,314,693
#	Evergreen International Storage & Transport Corp.	1,731,000	3,220,630
#	Evergreen Marine Corp. Taiwan Ltd.	2,949,568	18,502,987
#	EVERGREEN Steel Corp.	1,127,000	3,891,269
#	Everlight Chemical Industrial Corp.	2,990,756	1,815,988
#	Everlight Electronics Co. Ltd.	3,453,570	6,567,518
#*	Everspring Industry Co. Ltd.	467,300	149,700
#	Evertop Wire Cable Corp.	709,000	781,426
#	Excel Cell Electronic Co. Ltd.	135,000	90,179
#	Excelsior Medical Co. Ltd.	1,080,863	2,983,166
*	Falcon Machine Tools Co. Ltd.	26,000	15,742
	Far Eastern Department Stores Ltd.	8,012,000	5,632,159
	Far Eastern International Bank	23,213,575	9,536,158
	Far Eastern New Century Corp.	11,858,705	10,204,891
	Far EasTone Telecommunications Co. Ltd.	6,061,391	18,203,262
#	Faraday Technology Corp.	842,837	4,975,637
	Farcent Enterprise Co. Ltd.	43,000	72,988
#	Farglory F T Z Investment Holding Co. Ltd.	960,653	1,512,770
#	Farglory Land Development Co. Ltd.	1,494,105	2,617,703
#	FDC International Hotels Corp.	86,000	123,914
	Feature Integration Technology, Inc.	13,000	30,262

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	Federal Corp.	2,382,938	$1,527,975
#	Feedback Technology Corp.	241,070	844,101
	Feng Hsin Steel Co. Ltd.	2,993,131	6,156,740
	Feng TAY Enterprise Co. Ltd.	1,977,959	7,829,062
#	FIC Global, Inc.	233,000	268,972
*	FineMat Applied Materials Co. Ltd.	133,000	151,557
#	FineTek Co. Ltd.	137,770	513,300
	Firich Enterprises Co. Ltd.	313,000	242,071
#	First Copper Technology Co. Ltd.	458,000	622,325
	First Financial Holding Co. Ltd.	27,131,807	25,166,396
#	First Hi-Tec Enterprise Co. Ltd.	518,736	5,914,054
#	First Hotel	1,433,293	603,521
#	First Insurance Co. Ltd.	1,874,640	1,601,576
*	First Steamship Co. Ltd.	5,234,961	980,116
#	FIT Holding Co. Ltd.	1,082,436	1,302,778
	Fitipower Integrated Technology, Inc.	593,700	2,925,684
#*	Fittech Co. Ltd.	266,945	596,018
*	FLEXium Interconnect, Inc.	2,283,724	4,680,334
#	Flytech Technology Co. Ltd.	706,070	2,434,375
#	FocalTech Systems Co. Ltd.	795,000	1,522,080
	Forcecon Tech Co. Ltd.	539,447	1,913,550
	Forest Water Environment Engineering Co. Ltd.	253,176	331,210
#	Formosa Advanced Technologies Co. Ltd.	1,383,000	1,701,777
#	Formosa Chemicals & Fibre Corp.	7,949,198	7,521,873
	Formosa International Hotels Corp.	332,975	2,061,170
#	Formosa Laboratories, Inc.	818,467	1,646,671
	Formosa Oilseed Processing Co. Ltd.	448,517	445,988

		Shares	Value»
TAIWAN — (Continued)
#	Formosa Optical Technology Co. Ltd.	223,000	$708,193
	Formosa Petrochemical Corp.	1,843,000	2,679,630
#	Formosa Plastics Corp.	9,594,770	11,856,697
#	Formosa Sumco Technology Corp.	324,000	1,046,678
#	Formosa Taffeta Co. Ltd.	5,250,460	2,539,559
#	Formosan Rubber Group, Inc.	1,503,128	1,160,189
	Formosan Union Chemical Corp.	2,423,936	1,310,229
	Fortune Electric Co. Ltd.	496,687	11,483,615
*	Forward Electronics Co. Ltd.	13,000	7,668
	Fositek Corp.	52,000	2,437,731
#	Founding Construction & Development Co. Ltd.	1,374,882	665,812
#	Foxconn Technology Co. Ltd.	3,063,241	7,080,827
#	Foxsemicon Integrated Technology, Inc.	544,402	6,524,893
#	Franbo Lines Corp.	1,655,881	1,160,521
#	Froch Enterprise Co. Ltd.	1,489,384	672,317
#	FSP Technology, Inc.	887,619	1,744,446
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	603,409	382,903
#	Fu Hua Innovation Co. Ltd.	2,931,398	1,865,694
	Fubon Financial Holding Co. Ltd.	14,957,009	44,266,258
#	Fulgent Sun International Holding Co. Ltd.	1,178,025	3,666,184
#	Fullerton Technology Co. Ltd.	667,670	510,250
#*	Fulltech Fiber Glass Corp.	3,340,554	7,817,673
	Fusheng Precision Co. Ltd.	678,000	5,332,633
#	Fwusow Industry Co. Ltd.	1,476,109	654,457

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	G Shank Enterprise Co. Ltd.	1,186,562	$3,702,584
#	Galaxy Software Services Corp.	22,044	92,204
#	Gallant Micro Machining Co. Ltd.	16,000	328,194
#	Gamania Digital Entertainment Co. Ltd.	971,000	1,872,173
#*	GCS Holdings, Inc.	401,000	2,364,394
#	GEM Services, Inc.	453,970	1,201,512
*	GEM Terminal Industrial Co. Ltd.	148,000	79,668
#	Gemtek Technology Corp.	2,619,574	2,223,932
*	General Interface Solution GIS Holding Ltd.	1,920,000	3,074,942
#	General Plastic Industrial Co. Ltd.	631,478	576,046
#	Generalplus Technology, Inc.	436,000	553,825
*	GeneReach Biotechnology Corp.	76,182	61,296
#	Genesys Logic, Inc.	325,000	1,134,561
#	Genius Electronic Optical Co. Ltd.	666,576	9,057,544
	Genmont Biotech, Inc.	55,314	33,372
	Genovate Biotechnology Co. Ltd.	391,038	253,275
#	GeoVision, Inc.	416,377	624,515
	Getac Holdings Corp.	2,306,281	10,331,158
	GFC Ltd.	277,400	1,118,565
#	Giant Manufacturing Co. Ltd.	1,165,355	3,839,422
#*	Giantplus Technology Co. Ltd.	1,916,000	739,568
	Gigabyte Technology Co. Ltd.	1,272,750	11,537,910
#*	Gigasolar Materials Corp.	214,678	472,639
#*	Gigastorage Corp.	1,251,576	769,575
	Global Brands Manufacture Ltd.	2,454,817	9,284,134
#	Global Lighting Technologies, Inc.	528,000	715,807
#	Global Mixed Mode Technology, Inc.	516,000	3,902,836
#	Global PMX Co. Ltd.	420,000	1,941,900
#	Global Unichip Corp.	282,000	13,942,063

		Shares	Value»
TAIWAN — (Continued)
#	Globaltek Fabrication Co. Ltd.	78,000	$142,166
	Globalwafers Co. Ltd.	920,779	15,138,496
#	Globe Union Industrial Corp.	1,815,136	607,045
#	Gloria Material Technology Corp.	3,452,885	3,813,656
*	GlycoNex, Inc.	334,828	250,011
#	GMI Technology, Inc.	1,159,411	1,464,556
#	Gold Circuit Electronics Ltd.	1,367,372	20,529,939
	Golden Long Teng Development Co. Ltd.	14,000	12,519
#	Goldsun Building Materials Co. Ltd.	6,445,965	7,578,429
#	Good Will Instrument Co. Ltd.	411,342	761,358
#	Gordon Auto Body Parts	610,000	628,092
#	Gourmet Master Co. Ltd.	741,102	1,680,962
#	Grand Fortune Securities Co. Ltd.	2,170,214	838,556
#*	Grand Pacific Petrochemical	7,372,579	2,468,869
#	Grand Process Technology Corp.	96,000	4,511,308
#	GrandTech CG Systems, Inc.	331,890	581,378
	Grape King Bio Ltd.	869,000	3,487,566
	Great China Metal Industry	1,132,000	739,846
#	Great Taipei Gas Co. Ltd.	1,511,000	1,473,962
	Great Tree Pharmacy Co. Ltd.	462,953	1,661,647
	Great Wall Enterprise Co. Ltd.	4,359,478	7,362,883
	Greatek Electronics, Inc.	2,374,000	5,428,678
#	Green World FinTech Service Co. Ltd.	455,000	880,594
#	Group Up Industrial Co. Ltd.	308,000	2,779,876
	GTM Holdings Corp.	1,004,550	991,066
#	Gudeng Precision Industrial Co. Ltd.	198,292	2,262,266
*	Hai Kwang Enterprise Corp.	195,228	92,209
	Hannstar Board Corp.	2,547,164	7,791,418
#*	HannStar Display Corp.	14,221,323	3,297,289

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	HannsTouch Holdings Co.	3,937,862	$818,817
#	Hanpin Electron Co. Ltd.	381,000	569,300
	Harmony Electronics Corp.	81,000	69,415
#*	Harvatek Corp.	1,062,839	698,673
#	Heran Co. Ltd.	160,800	332,869
#	Hey Song Corp.	1,993,500	2,419,248
	Hi-Clearance, Inc.	146,045	653,222
#	Highlight Tech Corp.	499,273	713,456
††	High-Tek Harness Enterprise Co. Ltd.	141,000	6,834
	Highwealth Construction Corp.	6,040,028	7,649,854
#	Hi-Lai Foods Co. Ltd.	77,000	400,490
#	HIM International Music, Inc.	222,200	675,482
#	Hiroca Holdings Ltd.	466,221	322,882
#*	Hitron Technology, Inc.	826,997	651,401
	Hiwin Mikrosystem Corp.	13,000	47,685
	Hiwin Technologies Corp.	969,866	7,002,553
#	Hiyes International Co. Ltd.	200,944	545,704
#	Ho Tung Chemical Corp.	6,185,828	1,647,361
#	Hocheng Corp.	1,552,266	902,110
#	Holdings-Key Electric Wire & Cable Co. Ltd.	582,521	842,300
#	Holiday Entertainment Co. Ltd.	422,390	832,395
#*	Holtek Semiconductor, Inc.	1,042,000	1,368,807
#	Holy Stone Enterprise Co. Ltd.	1,022,358	3,782,452
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	17,900,403	148,884,478
#	Hong Ho Precision Textile Co. Ltd.	350,000	207,293
#	Hong Pu Real Estate Development Co. Ltd.	1,477,554	1,252,764
	Hong TAI Electric Industrial	1,557,000	1,990,405
	Hong YI Fiber Industry Co.	1,007,680	378,336
#	Horizon Securities Co. Ltd.	2,505,560	887,033

		Shares	Value»
TAIWAN — (Continued)
#	Hota Industrial Manufacturing Co. Ltd.	1,423,816	$2,744,399
#	Hotai Finance Co. Ltd.	1,025,960	2,053,358
	Hotai Motor Co. Ltd.	544,180	9,976,681
#*	Hotron Precision Electronic Industrial Co. Ltd.	453,364	211,827
	Hsin Ba Ba Corp.	50,017	76,553
#	Hsin Kuang Steel Co. Ltd.	1,705,000	2,198,680
#	Hsin Yung Chien Co. Ltd.	263,510	771,251
	Hsing TA Cement Co.	846,222	425,606
#*	HTC Corp.	4,551,619	7,425,149
#	Hu Lane Associate, Inc.	600,067	2,564,061
#	HUA ENG Wire & Cable Co. Ltd.	2,086,000	2,232,465
	Hua Jung Components Co. Ltd.	34,000	20,945
	Hua Nan Financial Holdings Co. Ltd.	25,039,278	23,756,674
#	Hua Yu Lien Development Co. Ltd.	396,863	801,927
	Huaku Development Co. Ltd.	2,260,272	7,645,636
#	Huang Hsiang Construction Corp.	482,882	646,638
	Huikwang Corp.	57,000	45,544
#	Hung Ching Development & Construction Co. Ltd.	933,000	826,883
#	Hung Sheng Construction Ltd.	2,917,603	2,020,997
#	Huxen Corp.	276,072	434,491
#	Hwa Fong Rubber Industrial Co. Ltd.	1,294,096	635,173
#	Hwacom Systems, Inc.	460,000	364,566
#	Hwang Chang General Contractor Co. Ltd.	252,599	567,846
#	Ibase Technology, Inc.	559,345	888,964
#	IBF Financial Holdings Co. Ltd.	19,142,434	9,478,794
*	IC Plus Corp.	21,000	34,798

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ICARES Medicus, Inc.	22,660	$65,244
#	Ichia Technologies, Inc.	1,688,255	2,783,487
#	I-Chiun Precision Industry Co. Ltd.	897,784	2,134,923
*	Ideal Bike Corp.	684,324	134,188
#	IEI Integration Corp.	936,173	2,034,065
#	In Win Development, Inc.	90,000	238,567
#	Inergy Technology, Inc.	43,000	98,739
#	Infortrend Technology, Inc.	1,508,866	1,121,670
#	Info-Tek Corp.	488,000	578,916
#	Ingentec Corp.	81,780	663,013
	Innodisk Corp.	580,441	8,101,967
#	Innolux Corp.	26,643,761	11,475,065
#	Inpaq Technology Co. Ltd.	607,199	1,710,358
#	Insyde Software Corp.	181,200	1,336,284
#	Intai Technology Corp.	244,800	794,953
#	Integrated Service Technology, Inc.	752,633	2,695,230
#*	IntelliEPI, Inc.	95,000	481,583
	Interactive Digital Technologies, Inc.	114,000	274,183
#*	International CSRC Investment Holdings Co.	4,824,083	1,602,396
#	International Games System Co. Ltd.	960,000	22,432,443
#	Inventec Corp.	6,372,276	9,457,419
#	Iron Force Industrial Co. Ltd.	312,878	965,172
#	I-Sheng Electric Wire & Cable Co. Ltd.	747,000	1,125,060
	ITE Technology, Inc.	896,646	3,790,961
#	ITEQ Corp.	1,376,608	5,212,062
#	Jarllytec Co. Ltd.	368,823	1,173,000
#	Jean Co. Ltd.	925,680	766,715
	Jentech Precision Industrial Co. Ltd.	181,356	12,434,899
#	Jetway Information Co. Ltd.	198,750	346,276
#	Jetwell Computer Co. Ltd.	69,440	399,405
#	Jia Wei Lifestyle, Inc.	349,100	451,818
#	Jih Lin Technology Co. Ltd.	335,000	584,173
#	Jiin Yeeh Ding Enterprise Co. Ltd.	363,200	758,328

		Shares	Value»
TAIWAN — (Continued)
#	Jinan Acetate Chemical Co. Ltd.	3,005,830	$5,882,180
*	Jinli Group Holdings Ltd.	688,681	169,738
#	Johnson Health Tech Co. Ltd.	436,000	2,257,863
*	Joinsoon Electronics Manufacturing Co. Ltd.	429,108	180,990
#	Jourdeness Group Ltd.	177,000	189,127
#	JPC connectivity, Inc.	561,450	3,034,304
	JPP Holding Co. Ltd.	37,802	389,216
#	JSL Construction & Development Co. Ltd.	669,718	1,109,737
#	K Laser Technology, Inc.	962,459	487,719
#	Kaimei Electronic Corp.	488,851	1,485,154
	Kaori Heat Treatment Co. Ltd.	201,321	4,055,960
#	Kaulin Manufacturing Co. Ltd.	835,684	315,878
	Kedge Construction Co. Ltd.	372,534	1,064,044
	Keding Enterprises Co. Ltd.	14,000	50,306
#	KEE TAI Properties Co. Ltd.	3,052,207	1,046,728
#	Kenda Rubber Industrial Co. Ltd.	4,179,017	2,721,202
	Kent Industrial Co. Ltd.	99,000	80,203
	Kerry TJ Logistics Co. Ltd.	1,428,000	1,560,941
#	Key Ware Electronics Co. Ltd.	579,430	446,416
#	Keystone Microtech Corp.	150,000	2,061,787
	KGI Financial Holding Co. Ltd.	39,823,390	20,542,557
#	KHGEARS International Ltd.	56,504	318,756
#	Kindom Development Co. Ltd.	3,014,000	3,259,291
#	King Chou Marine Technology Co. Ltd.	504,800	841,105
#	King Polytechnic Engineering Co. Ltd.	333,900	493,804

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	King Slide Works Co. Ltd.	94,450	$12,529,905
	King Yuan Electronics Co. Ltd.	7,380,032	51,744,506
#*	King’s Town Construction Co. Ltd.	622,690	843,709
	Kingstate Electronics Corp.	43,000	47,064
#	Kinik Co.	380,000	3,858,282
#*	Kinko Optical Co. Ltd.	759,120	1,129,612
#	Kinpo Electronics	8,325,892	6,127,025
	Kinsus Interconnect Technology Corp.	2,516,476	11,106,377
#	KMC Kuei Meng International, Inc.	407,951	1,193,603
#	KNH Enterprise Co. Ltd.	719,150	395,971
	Ko Ja Cayman Co. Ltd.	137,000	162,220
#	KS Terminals, Inc.	829,290	1,349,233
	Kuen Ling Machinery Refrigerating Co. Ltd.	11,000	13,904
#	Kung Long Batteries Industrial Co. Ltd.	424,000	1,673,795
#*	Kung Sing Engineering Corp.	3,354,135	1,263,155
#	Kuo Toong International Co. Ltd.	1,421,735	2,664,638
#*	Kuo Yang Construction Co. Ltd.	1,339,517	820,284
	Kwong Fong Industries Corp.	381,733	140,776
	Kwong Lung Enterprise Co. Ltd.	731,000	1,136,318
	L&K Engineering Co. Ltd.	1,117,261	17,284,173
#	La Kaffa International Co. Ltd.	211,947	510,713
*	LAN FA Textile	1,512,412	587,884
#	Lang, Inc.	76,000	129,854
#	Lanner Electronics, Inc.	788,387	2,060,772
	Largan Precision Co. Ltd. (3008 TT)	236,234	16,955,503
#	Laser Tek Taiwan Co. Ltd.	439,086	737,583
#	Laster Tech Co. Ltd.	625,570	422,395
*	Leader Electronics, Inc.	469,097	168,660

		Shares	Value»
TAIWAN — (Continued)
	Leadtrend Technology Corp.	36,199	$56,521
#*	Lealea Enterprise Co. Ltd.	5,120,683	1,083,669
	Leatec Fine Ceramics Co. Ltd.	151,000	135,845
#	Ledlink Optics, Inc.	309,858	173,548
	LEE CHI Enterprises Co. Ltd.	1,204,000	461,423
#	Lelon Electronics Corp.	639,122	2,254,847
	Lemtech Holdings Co. Ltd.	225,783	586,095
#	Leo Systems, Inc.	130,000	150,216
#*	Leofoo Development Co. Ltd.	790,010	432,617
*	Li Cheng Enterprise Co. Ltd.	561,057	183,965
	Li Ming Development Construction Co. Ltd.	10,000	13,168
#*	Li Peng Enterprise Co. Ltd.	3,785,060	682,653
#	Lian HWA Food Corp.	812,339	2,925,356
#	Lida Holdings Ltd.	407,000	281,605
	Lien Hwa Industrial Holdings Corp.	3,137,176	4,921,323
#	Lingsen Precision Industries Ltd.	2,539,490	1,695,105
#	Lintes Technology Co. Ltd.	26,000	77,511
#	Lion Travel Service Co. Ltd.	545,000	2,778,523
	Lite-On Technology Corp.	4,371,419	25,360,726
#	Liton Technology Corp.	346,000	536,190
#*	Long Bon International Co. Ltd.	2,254,276	1,077,489
#	Long Da Construction & Development Corp.	1,230,000	1,140,398
#*	Longchen Paper & Packaging Co. Ltd.	5,825,003	1,771,417
#	Longwell Co.	1,004,000	6,107,249
#	Loop Telecommunication International, Inc.	64,000	94,620
	Lotes Co. Ltd.	309,223	13,786,925
	Lotus Pharmaceutical Co. Ltd.	795,000	7,626,686
#	Lu Hai Holding Corp.	365,353	310,797
#	Lucky Cement Corp.	1,165,000	566,237

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Lumax International Corp. Ltd.	570,513	$1,833,123
#*	Lung Yen Life Service Corp.	1,035,000	1,749,517
	Lungteh Shipbuilding Co. Ltd.	329,700	1,283,987
	Luxe Green Energy Technology Co. Ltd.	338,048	244,204
#	LuxNet Corp.	163,705	1,078,492
	M3 Technology, Inc.	13,000	35,072
#	Macauto Industrial Co. Ltd.	403,000	779,342
#	Macroblock, Inc.	229,000	437,287
#*	Macronix International Co. Ltd.	10,906,837	10,995,555
	MacroWell OMG Digital Entertainment Co. Ltd.	66,000	175,523
#	Makalot Industrial Co. Ltd.	1,118,723	9,760,764
#	Marketech International Corp.	614,000	4,883,270
#	Materials Analysis Technology, Inc.	385,179	2,537,384
#	Maxigen Biotech, Inc.	209,650	289,230
#	Mayer Steel Pipe Corp.	1,069,086	826,908
#	Maywufa Co. Ltd.	178,462	126,493
#*	Mechema Chemicals International Corp.	306,000	726,090
*	Medeon Biodesign, Inc.	52,549	178,152
	MediaTek, Inc.	2,597,823	110,172,173
	Mega Financial Holding Co. Ltd.	13,213,460	17,371,665
#	Meiloon Industrial Co.	518,911	395,900
#	Mercuries & Associates Holding Ltd.	3,521,247	1,635,950
	Mercuries Data Systems Ltd.	52,000	43,132
*	Mercuries Life Insurance Co. Ltd.	21,558,587	5,068,652
	Merida Industry Co. Ltd.	1,119,588	3,628,369
#	Merry Electronics Co. Ltd.	1,480,785	4,919,996
#	METAAGE Corp.	435,000	734,404
#*	Metatech AP, Inc.	70,000	103,443
#*	Microbio Co. Ltd.	1,490,144	1,065,707

		Shares	Value»
TAIWAN — (Continued)
#	Micro-Star International Co. Ltd.	2,891,465	$10,249,982
#	Mildef Crete, Inc.	328,000	1,141,433
#	MIN AIK Technology Co. Ltd.	811,249	579,395
#	Mitac Holdings Corp.	3,286,288	10,607,994
	Mitake Information Corp.	31,000	61,770
	MJ International Co. Ltd.	42,377	33,948
#*	Mobiletron Electronics Co. Ltd.	504,960	492,947
	momo.com, Inc.	353,641	2,679,203
#*	MOSA Industrial Corp.	867,079	476,852
#	Mosel Vitelic, Inc.	206,000	227,014
#	Motech Industries, Inc.	1,610,000	888,297
	MPI Corp.	311,000	21,087,305
#	MSSCORPS Co. Ltd.	271,995	1,508,710
	Munsin Garment Corp.	21,000	32,910
	My Humble House Hospitality Management Consulting	37,000	44,363
#	Nak Sealing Technologies Corp.	429,549	1,484,771
#	Namchow Holdings Co. Ltd.	1,385,000	1,742,651
	Nan Juen International Co. Ltd.	3,000	27,310
#	Nan Kang Rubber Tire Co. Ltd.	833,441	979,562
#	Nan Liu Enterprise Co. Ltd.	246,000	352,744
#	Nan Pao Resins Chemical Co. Ltd.	309,000	3,681,707
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	977,072	315,295
#	Nan Ya Plastics Corp.	9,000,584	12,111,208
#	Nan Ya Printed Circuit Board Corp.	965,211	9,046,912
#	Nang Kuang Pharmaceutical Co. Ltd.	416,000	525,272
#	Nantex Industry Co. Ltd.	1,685,363	1,221,042
#*	Nanya Technology Corp.	3,573,751	15,261,685

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	National Aerospace Fasteners Corp.	129,000	$450,380
#	National Petroleum Co. Ltd.	643,000	1,198,421
#	Netronix, Inc.	439,000	1,919,056
*	New Asia Construction & Development Corp.	821,000	394,574
	New Best Wire Industrial Co. Ltd.	189,200	179,536
#*	Newmax Technology Co. Ltd.	476,000	473,772
#	Nichidenbo Corp.	1,181,552	3,460,726
#	Nidec Chaun-Choung Technology Corp.	134,000	591,515
#	Nien Hsing Textile Co. Ltd.	805,656	434,725
#	Nien Made Enterprise Co. Ltd.	857,000	10,266,708
#	Niko Semiconductor Co. Ltd.	496,637	911,192
#	Nishoku Technology, Inc.	282,800	1,165,611
#	North-Star International Co. Ltd.	615,414	528,793
	Nova Technology Corp.	198,000	1,105,728
#	Novatek Microelectronics Corp.	1,621,000	20,653,378
	Nuvoton Technology Corp.	1,142,000	2,277,836
#	Nyquest Technology Co. Ltd.	100,000	133,752
#	O-Bank Co. Ltd.	4,778,961	1,406,054
*	OBI Pharma, Inc.	127,000	102,589
#	Ocean Plastics Co. Ltd.	873,000	1,021,388
	OK Biotech Co. Ltd.	124,718	57,158
*	Oneness Biotech Co. Ltd.	493,870	1,037,884
#	Optimax Technology Corp.	155,000	100,957
#	Orient Europharma Co. Ltd.	150,000	225,484
	Orient Semiconductor Electronics Ltd.	3,077,637	4,832,700
#*	Oriental Union Chemical Corp.	3,724,819	1,446,420
#	O-TA Precision Industry Co. Ltd.	451,683	1,089,947

		Shares	Value»
TAIWAN — (Continued)
#	Pacific Construction Co.	1,439,276	$445,782
#	Pacific Hospital Supply Co. Ltd.	387,706	1,114,835
#	Paiho Shih Holdings Corp.	1,284,240	1,039,438
#	Pan Asia Chemical Corp.	467,308	143,575
#	Pan German Universal Motors Ltd.	107,000	1,009,505
#	Pan Jit International, Inc.	1,917,074	5,233,380
#	Pan Ram International Corp.	119,000	165,739
#	Pan-International Industrial Corp.	2,668,854	4,848,146
	Panion & BF Biotech, Inc.	417,753	899,186
	Parade Technologies Ltd.	274,805	6,054,562
*	Paragon Technologies Co. Ltd.	331,248	225,994
#	Parpro Corp.	245,000	418,558
#*	PChome Online, Inc.	786,581	889,935
#	PCL Technologies, Inc.	397,129	1,536,824
#	P-Duke Technology Co. Ltd.	348,644	1,155,352
	Pegatron Corp.	6,585,293	15,842,818
	Pegavision Corp.	301,912	3,339,490
	PharmaEngine, Inc.	161,000	371,957
#	PharmaEssentia Corp.	573,120	9,259,305
#*	Phihong Technology Co. Ltd.	283,000	279,792
	Phison Electronics Corp.	508,000	17,513,923
#	Phoenix Silicon International Corp.	1,060,010	5,932,594
#	Phoenix Tours International, Inc.	210,840	354,044
*	Phytohealth Corp.	383,000	173,405
#	Pixart Imaging, Inc.	995,000	7,469,023
#	Planet Technology Corp.	208,000	894,199
#	Plastron Precision Co. Ltd.	656,491	353,862
*	Plotech Co. Ltd.	459,800	178,765
	Podak Co. Ltd.	7,000	10,538
	Polytronics Technology Corp.	404,239	602,490
#	Posiflex Technology, Inc.	192,939	1,351,782

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Pou Chen Corp.	7,427,005	$7,066,741
#	Power Wind Health Industry, Inc.	199,319	1,060,994
#*	Powerchip Semiconductor Manufacturing Corp.	12,317,000	12,502,798
#	Powertech Technology, Inc.	4,340,580	24,247,147
	Powertip Technology Corp.	180,954	72,141
	Poya International Co. Ltd.	319,388	4,720,147
	President Chain Store Corp.	1,787,728	13,844,124
#	President Securities Corp.	7,052,808	5,424,305
#	Primax Electronics Ltd.	3,242,000	8,723,259
	Prince Housing & Development Corp.	7,775,140	2,253,184
*	Princeton Technology Corp.	92,000	42,646
#	Pro Hawk Corp.	93,000	453,533
#	Progate Group Corp.	20,957	109,895
#	Promate Electronic Co. Ltd.	1,484,378	2,286,636
#	Prosperity Dielectrics Co. Ltd.	751,687	1,433,442
	PSS Co. Ltd.	3,000	14,747
	Qisda Corp.	5,309,110	5,334,736
#	QST International Corp.	553,689	763,938
#	Qualipoly Chemical Corp.	681,893	4,002,979
#	Quang Viet Enterprise Co. Ltd.	294,356	738,687
#	Quanta Computer, Inc.	2,321,436	22,513,818
#	Quanta Storage, Inc.	1,339,000	4,613,087
#*	Quintain Steel Co. Ltd.	2,151,384	609,364
	Radiant Opto-Electronics Corp.	2,185,692	9,362,713
#	Radium Life Tech Co. Ltd.	5,417,853	1,935,042
#	Rafael Microelectronics, Inc.	55,097	198,954
#	Raydium Semiconductor Corp.	250,000	1,975,638

		Shares	Value»
TAIWAN — (Continued)
*	RDC Semiconductor Co. Ltd.	80,000	$371,537
#	Realtek Semiconductor Corp.	732,861	12,237,801
	ReaLy Development&Construction Corp.	10,000	9,733
#	Rechi Precision Co. Ltd.	2,437,292	1,827,534
#	Rexon Industrial Corp. Ltd.	836,559	749,270
#	Rich Development Co. Ltd.	3,871,532	1,066,057
#	Richmond International Travel & Tours Co. Ltd.	54,600	156,974
*	Right WAY Industrial Co. Ltd.	218,000	87,483
#	RiTdisplay Corp.	168,572	180,978
*	Ritek Corp.	4,923,593	1,592,297
	Rodex Fasteners Corp.	125,000	114,553
*	Roo Hsing Co. Ltd.	969,512	330,267
	Roundtop Machinery Industries Co. Ltd.	49,000	36,222
#	Ruby Tech Corp.	65,650	96,248
#	Ruentex Development Co. Ltd.	4,682,217	4,535,279
#	Ruentex Engineering & Construction Co.	686,179	3,732,413
	Ruentex Industries Ltd.	3,002,253	5,237,577
#	Run Long Construction Co. Ltd.	3,148,068	3,886,056
#	Sakura Development Co. Ltd.	1,182,379	1,846,954
#	Sampo Corp.	2,123,895	1,698,347
#	San Fang Chemical Industry Co. Ltd.	1,244,659	1,250,344
#	San Fu Chemical Co. Ltd.	181,000	637,550
#	San Shing Fastech Corp.	684,622	1,143,841
#	Sanyang Motor Co. Ltd.	3,330,802	6,535,553
#	Savior Lifetec Corp.	1,485,203	825,170
	Scan-D Corp.	7,000	6,388
#	SCI Pharmtech, Inc.	304,696	570,001
#	Scientech Corp.	93,000	1,071,892
#	ScinoPharm Taiwan Ltd.	1,327,000	755,470

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	SciVision Biotech, Inc.	281,000	$818,981
#	SDI Corp.	929,000	2,570,226
#	Sea & Land Integrated Corp.	92,500	56,409
#	Sea Sonic Electronics Co. Ltd.	276,000	617,302
#	Senao International Co. Ltd.	521,547	491,929
#	Senao Networks, Inc.	226,796	1,118,843
#	Sensortek Technology Corp.	121,000	746,951
#	Sercomm Corp.	2,116,000	6,781,522
	Sesoda Corp.	1,358,261	1,332,238
#	Shanghai Commercial & Savings Bank Ltd.	5,174,660	6,661,371
	Shan-Loong Transportation Co. Ltd.	619,247	286,855
#	Sharehope Medicine Co. Ltd.	740,890	585,250
	Sheh Fung Screws Co. Ltd.	78,000	74,284
#	Sheng Yu Steel Co. Ltd.	930,000	640,384
#	ShenMao Technology, Inc.	620,450	2,038,170
#	Shieh Yih Machinery Industry Co. Ltd.	607,000	421,561
#	Shih Her Technologies, Inc.	400,356	2,249,241
*	Shih Wei Navigation Co. Ltd.	2,664,634	1,516,279
*	Shihlin Development Co. Ltd.	123,000	43,225
#	Shihlin Electric & Engineering Corp.	888,787	5,744,662
#	Shin Foong Specialty & Applied Materials Co. Ltd.	226,000	243,506
	Shin Hai Gas Corp.	8,242	13,319
#	Shin Hsiung Natural Gas Co. Ltd.	269,651	356,140
#	Shin Ruenn Development Co. Ltd.	766,607	1,451,341
	Shin Shin Natural Gas Co.	12,480	16,028
#	Shin Zu Shing Co. Ltd.	1,139,411	7,778,904
	Shinfox Energy Co. Ltd.	8,012	15,833

		Shares	Value»
TAIWAN — (Continued)
#*	Shining Building Business Co. Ltd.	2,773,622	$816,125
#	Shinkong Insurance Co. Ltd.	1,833,784	6,704,058
#	Shinkong Synthetic Fibers Corp.	8,122,844	3,520,755
#	Shinkong Textile Co. Ltd.	920,169	1,689,517
#	Shiny Brands Group Co. Ltd.	46,200	155,966
#	Shiny Chemical Industrial Co. Ltd.	761,162	3,603,282
#*	Shun On Electronic Co. Ltd.	99,000	83,035
#	ShunSin Technology Holding Ltd.	27,000	124,809
#*	Shuttle, Inc.	2,415,000	1,452,552
	Sigurd Microelectronics Corp.	3,638,523	12,310,054
#	Silergy Corp.	628,000	4,518,328
#	Silicon Integrated Systems Corp.	1,833,539	3,286,706
*	Silicon Optronics, Inc.	44,000	85,817
#	Silicon Power Computer & Communications, Inc.	128,000	160,518
#	Silitech Technology Corp.	95,693	109,094
	Simplo Technology Co. Ltd.	764,880	8,706,865
	Sinbon Electronics Co. Ltd.	939,849	6,441,499
	Sincere Navigation Corp.	2,291,741	1,800,077
	Singatron Enterprise Co. Ltd.	19,000	18,897
	Single Well Industrial Corp.	243,351	200,454
#	Sinher Technology, Inc.	406,000	335,604
#	Sinmag Equipment Corp.	296,519	1,296,477
#	Sino-American Silicon Products, Inc.	3,100,000	12,544,192
#	Sinon Corp.	3,121,740	4,330,251
	SinoPac Financial Holdings Co. Ltd.	45,224,458	37,644,522
#	Sinopower Semiconductor, Inc.	117,100	408,847

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sinphar Pharmaceutical Co. Ltd.	871,497	$911,803
	Sinyi Realty, Inc.	1,834,314	1,350,852
#	Sirtec International Co. Ltd.	581,000	475,729
	Sitronix Technology Corp.	733,774	4,767,664
#	Siward Crystal Technology Co. Ltd.	1,161,705	849,944
	Sixxon Tech Co. Ltd.	12,000	63,349
*	Skardin Industrial Corp.	27,000	35,983
#	Soft-World International Corp.	385,000	1,275,507
	Solar Applied Materials Technology Corp.	2,627,531	5,050,115
#	Solteam, Inc.	454,269	712,003
*	Solytech Enterprise Corp.	310,000	91,922
#	Sonix Technology Co. Ltd.	910,000	1,038,206
#	Southeast Cement Co. Ltd.	1,181,000	636,608
#	Speed Tech Corp.	728,000	1,115,447
#	Spirox Corp.	135,745	257,163
	Sporton International, Inc.	600,844	3,493,753
#	Sports Gear Co. Ltd.	173,000	630,365
#	St. Shine Optical Co. Ltd.	369,000	1,565,963
	Standard Chemical & Pharmaceutical Co. Ltd.	562,040	1,013,464
#	Standard Foods Corp.	2,640,734	2,694,644
#	Stark Technology, Inc.	618,520	3,209,165
*	Starlux Airlines Co. Ltd.	176,000	137,255
#	S-Tech Corp.	494,838	375,926
#	STL Technology Co. Ltd.	106,000	468,791
#	Sumeeko Industries Co. Ltd.	83,000	178,432
#*	Sun Yad Construction Co. Ltd.	662,885	337,830
#	Sunfun Info Co. Ltd.	178,080	189,430
	Sunjuice Holdings Co. Ltd.	79,900	379,344
*	Sunko INK Co. Ltd.	373,800	144,205

		Shares	Value»
TAIWAN — (Continued)
#	SunMax Biotechnology Co. Ltd.	146,000	$1,850,962
#	Sunny Friend Environmental Technology Co. Ltd.	557,257	1,498,605
	Sunonwealth Electric Machine Industry Co. Ltd.	1,628,001	7,946,244
#	Sunplus Innovation Technology, Inc.	111,669	490,756
#*	Sunplus Technology Co. Ltd.	2,976,153	2,076,346
#	Sunrex Technology Corp.	1,238,145	1,672,778
#	Sunspring Metal Corp.	823,291	588,638
#*	Super Dragon Technology Co. Ltd.	170,000	156,412
#	Superalloy Industrial Co. Ltd.	134,000	206,762
#	Superior Plating Technology Co. Ltd.	30,000	42,869
#	Supreme Electronics Co. Ltd.	3,451,051	7,393,358
#	Swancor Holding Co. Ltd.	365,000	1,476,916
#	Sweeten Real Estate Development Co. Ltd.	1,352,004	1,239,673
#	Symtek Automation Asia Co. Ltd.	442,967	2,250,669
#	Syncmold Enterprise Corp.	718,000	1,605,168
	Syngen Biotech Co. Ltd.	14,000	61,510
#	Synmosa Biopharma Corp.	1,707,523	1,861,914
#	Synnex Technology International Corp.	3,903,732	7,196,815
	Syn-Tech Chem & Pharm Co. Ltd.	30,000	75,228
#	Syscom Computer Engineering Co.	71,000	131,921
#	Systex Corp.	963,293	4,048,349
#	T3EX Global Holdings Corp.	712,178	1,614,418
	TA Chen Stainless Pipe	8,330,558	9,929,863

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Ta Ya Electric Wire & Cable	4,163,723	$5,668,876
#	Tah Hsin Industrial Corp.	233,378	486,255
#	TAI Roun Products Co. Ltd.	228,000	96,785
#	TA-I Technology Co. Ltd.	758,834	1,540,366
#	Tai Tung Communication Co. Ltd.	933,230	689,708
	Taichung Commercial Bank Co. Ltd.	29,795,424	20,713,746
#	TaiDoc Technology Corp.	531,532	2,123,375
#	Taiflex Scientific Co. Ltd.	1,255,657	2,769,869
	Tailyn Technologies, Inc.	73,000	59,683
#	Taimide Tech, Inc.	644,940	1,262,797
#	Tainan Enterprises Co. Ltd.	643,289	567,882
	Tainan Spinning Co. Ltd.	7,898,791	3,233,261
*	Tainergy Tech Co. Ltd.	363,000	173,637
#	Tai-Saw Technology Co. Ltd.	498,960	400,376
#	TaiSol Electronics Co. Ltd.	478,000	820,684
#	Taisun Enterprise Co. Ltd.	1,090,775	655,787
#	Taita Chemical Co. Ltd.	1,632,792	583,096
#	TAI-TECH Advanced Electronics Co. Ltd.	314,000	1,532,162
	Taiwan Business Bank	29,546,539	14,717,345
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	669,331	932,766
	Taiwan Cogeneration Corp.	2,955,578	4,632,078
	Taiwan Cooperative Financial Holding Co. Ltd.	21,164,872	16,357,181
	Taiwan Environment Scientific Co. Ltd.	91,280	56,534
#	Taiwan FamilyMart Co. Ltd.	205,000	1,276,804
	Taiwan Fertilizer Co. Ltd.	2,950,000	4,611,426

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Fire & Marine Insurance Co. Ltd.	1,425,880	$1,669,812
	Taiwan Fructose Co. Ltd.	62,540	37,382
	Taiwan FU Hsing Industrial Co. Ltd.	900,800	1,504,106
#*	Taiwan Glass Industry Corp.	6,301,904	5,717,808
	Taiwan High Speed Rail Corp.	5,263,000	4,677,945
#	Taiwan Hon Chuan Enterprise Co. Ltd.	2,360,906	9,679,971
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,354,900	1,378,259
*	Taiwan IC Packaging Corp.	305,000	174,008
††	Taiwan Land Development Corp.	6,008,009	98,208
#	Taiwan Line Tek Electronic	515,700	411,162
#*	Taiwan Mask Corp.	1,529,000	1,905,953
	Taiwan Mobile Co. Ltd.	6,083,900	21,651,718
	Taiwan Navigation Co. Ltd.	1,552,720	1,467,579
#	Taiwan Paiho Ltd.	2,145,152	3,979,574
#	Taiwan PCB Techvest Co. Ltd.	2,149,816	2,463,842
#	Taiwan Sakura Corp.	1,186,243	3,285,077
#	Taiwan Sanyo Electric Co. Ltd.	541,650	622,287
	Taiwan Secom Co. Ltd.	1,664,405	5,839,749
#	Taiwan Semiconductor Co. Ltd.	1,689,000	3,009,105
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	40,130,652	1,940,704,936
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	2,331,292	700,390,056
#	Taiwan Shin Kong Security Co. Ltd.	1,721,226	2,278,571
	Taiwan Speciality Chemicals Corp.	54,000	592,592
#	Taiwan Steel Union Co. Ltd.	141,000	503,716
#*	Taiwan Styrene Monomer	3,104,404	850,482

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Surface Mounting Technology Corp.	2,268,674	$8,087,483
#	Taiwan Taxi Co. Ltd.	210,722	903,916
#*	Taiwan TEA Corp.	4,313,896	1,947,965
#	Taiwan Union Technology Corp.	2,016,000	25,136,547
#*	Taiwan-Asia Semiconductor Corp.	2,113,537	1,654,671
#	Taiyen Biotech Co. Ltd.	707,910	733,770
*	Tang Eng Iron Works Co. Ltd.	131,000	121,542
#	Tatung Co. Ltd.	5,373,758	6,298,657
#*	TBI Motion Technology Co. Ltd.	323,000	405,405
	TCC Group Holdings Co. Ltd.	17,197,055	12,338,463
#	TCI Co. Ltd.	707,282	2,610,672
#	Te Chang Construction Co. Ltd.	499,980	1,005,573
#	Team Group, Inc.	15,000	65,529
#	Teco Electric & Machinery Co. Ltd.	4,344,000	16,348,752
	Tehmag Foods Corp.	120,860	1,154,273
#	Ten Ren Tea Co. Ltd.	171,170	171,059
	Tera Autotech Corp.	24,863	18,027
#	Test Research, Inc.	1,115,370	5,651,406
#	Test Rite International Co. Ltd.	1,513,166	999,149
*	Tex-Ray Industrial Co. Ltd.	959,000	223,557
*	Thermaltake Technology Co. Ltd.	246,391	253,672
#	Thinking Electronic Industrial Co. Ltd.	520,058	3,183,200
#	Thye Ming Industrial Co. Ltd.	904,793	1,592,369
	Tofu Restaurant Co. Ltd.	23,280	151,326
#	Ton Yi Industrial Corp.	6,541,300	3,817,732
	Tong Hsing Electronic Industries Ltd.	1,332,637	5,413,526
	Tong Ming Enterprise Co. Ltd.	133,000	122,503
	Tong Yang Industry Co. Ltd.	2,306,341	7,235,945

		Shares	Value»
TAIWAN — (Continued)
#	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	$1,618,622
#	Top Union Electronics Corp.	915,232	892,064
	Topco Scientific Co. Ltd.	1,091,707	12,096,472
#	Topco Technologies Corp.	307,468	620,048
	Topkey Corp.	465,000	2,812,747
#	Topoint Technology Co. Ltd.	1,041,993	3,985,481
	Toung Loong Textile Manufacturing	626,980	352,349
#	TPK Holding Co. Ltd.	2,495,000	2,941,435
#	Trade-Van Information Services Co.	388,000	1,211,944
	Transart Graphics Co. Ltd.	31,000	42,046
	Transcend Information, Inc.	1,258,870	5,391,440
	Transcom, Inc.	323,433	1,423,200
	Tripod Technology Corp.	1,865,660	20,632,680
#	Trusval Technology Co. Ltd.	48,175	403,738
	TS Financial Holding Co. Ltd. (2887 TT)	66,884,849	40,632,930
*	TS Financial Holding Co. Ltd. (28871 TT)	8,362,593	2,508,390
	Tsang Yow Industrial Co. Ltd.	383,000	282,130
#	Tsann Kuen Enterprise Co. Ltd.	497,865	396,621
	TSC Auto ID Technology Co. Ltd.	215,085	1,365,531
#*	TSEC Corp.	858,000	390,719
#	TSRC Corp.	4,275,154	2,081,283
	TST Group Holding Ltd.	6,600	19,129
	Ttet Union Corp.	262,000	1,231,370
#	TTFB Co. Ltd.	162,994	969,334
	TTY Biopharm Co. Ltd.	1,555,991	4,022,181
*	Tul Corp.	46,000	113,728
	Tung Ho Steel Enterprise Corp.	4,416,052	9,008,963
	Tung Ho Textile Co. Ltd.	17,000	9,714
#	Tung Thih Electronic Co. Ltd.	475,696	1,129,255
#	TURVO International Co. Ltd.	229,515	1,495,909

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Twinhead International Corp.	52,000	$116,993
	TXC Corp.	2,510,762	7,249,095
#	TYC Brother Industrial Co. Ltd.	1,212,333	1,885,275
#*	Tycoons Group Enterprise	2,282,327	583,590
#	Tyntek Corp.	1,782,413	1,011,125
	TZE Shin International Co. Ltd.	652,200	319,909
#	UDE Corp.	533,000	1,828,272
#	Ultra Chip, Inc.	278,000	410,401
	U-MEDIA Communications, Inc.	22,000	29,421
	U-Ming Marine Transport Corp.	3,491,200	6,307,385
#	Unic Technology Corp.	517,000	389,331
	Unictron Technologies Corp.	76,000	137,391
	Unimicron Technology Corp.	4,277,563	22,545,062
#	Union Bank of Taiwan	11,816,013	7,119,853
	Union Insurance Co. Ltd.	221,000	192,691
*	Uniplus Electronics Co. Ltd.	59,000	45,514
	Uni-President Enterprises Corp.	16,263,734	41,552,536
	Unitech Computer Co. Ltd.	543,365	733,906
#	Unitech Printed Circuit Board Corp.	4,418,078	3,762,220
	United Alloy-Tech Co.	59,000	103,340
	United Integrated Services Co. Ltd.	937,640	26,098,966
#	United Microelectronics Corp. (2303 TT)	25,952,441	39,194,079
#	United Microelectronics Corp. (UMC US), Sponsored ADR	82,862	638,866
	United Orthopedic Corp.	572,468	2,314,289
#	United Radiant Technology	548,000	378,022
*	United Recommend International Co. Ltd.	232,785	293,652
*	United Renewable Energy Co. Ltd.	8,651,644	1,919,661

		Shares	Value»
TAIWAN — (Continued)
*††	Unity Opto Technology Co. Ltd.	3,736,276	$0
#	Univacco Technology, Inc.	313,000	460,207
	Universal Cement Corp.	2,954,065	2,972,853
*	Universal Microelectronics Co. Ltd.	29,000	19,434
#	Universal Microwave Technology, Inc.	115,000	1,639,365
	Universal Textile Co. Ltd.	46,000	21,457
#	Universal Vision Biotechnology Co. Ltd.	322,764	1,500,088
	Universal, Inc.	199,000	197,007
#	UPC Technology Corp.	5,396,684	1,775,318
	UPI Semiconductor Corp.	38,000	231,327
#	Userjoy Technology Co. Ltd.	352,589	885,557
#	USI Corp.	3,785,226	1,271,469
#*	Usun Technology Co. Ltd.	182,100	273,527
	U-Tech Media Corp.	354,000	140,727
#	Utechzone Co. Ltd.	377,000	1,062,236
#	UVAT Technology Co. Ltd.	189,000	364,923
#	Value Valves Co. Ltd.	201,000	547,342
#	Vanguard International Semiconductor Corp.	5,395,382	16,890,087
	Ve Wong Corp.	704,524	904,660
#	Ventec International Group Co. Ltd.	445,000	1,293,580
#	VIA Labs, Inc.	107,000	287,126
	Via Technologies, Inc.	80,000	136,144
#*	Victory New Materials Ltd. Co.	596,500	127,491
#	Viking Tech Corp.	467,000	634,969
#	Visco Vision, Inc.	259,000	1,671,395
#	VisEra Technologies Co. Ltd.	297,000	2,472,631
#	Visual Photonics Epitaxy Co. Ltd.	725,224	3,244,454
#	Vivotek, Inc.	91,000	242,163
#	Vizionfocus, Inc.	48,000	280,076
#	Voltronic Power Technology Corp.	246,007	9,637,521
#*	Wafer Works Corp.	4,170,113	4,228,085
#	Waffer Technology Corp.	821,479	1,882,916

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Wah Hong Industrial Corp.	418,280	$456,460
	Wah Lee Industrial Corp.	1,303,400	3,817,015
#	Walsin Lihwa Corp.	8,839,979	8,562,430
#	Walsin Technology Corp.	2,132,496	8,556,519
#	Walton Advanced Engineering, Inc.	2,036,662	1,583,738
#	Wan Hai Lines Ltd.	2,694,972	7,190,575
#	WAN HWA Enterprise Co.	428,452	153,857
*	We&Win Development Co. Ltd.	432,000	156,323
#	We&Win Diversification Co. Ltd.	389,898	271,917
#	WEI Chih Steel Industrial Co. Ltd.	365,000	189,772
#	Wei Chuan Foods Corp.	2,467,000	1,206,853
#	Weikeng Industrial Co. Ltd.	2,926,979	2,791,156
	Well Shin Technology Co. Ltd.	624,443	1,066,130
#	Welldone Co.	138,000	225,259
#	WELLELL, Inc.	308,463	214,902
*	Wha Yu Industrial Co. Ltd.	425,000	192,094
#	Wholetech System Hitech Ltd.	393,000	1,543,366
	Win Semiconductors Corp.	2,038,248	7,085,451
#*	Winbond Electronics Corp.	14,373,328	25,138,196
	Winmate, Inc.	208,000	1,111,531
#	Winstek Semiconductor Co. Ltd.	523,000	1,622,336
*††	Wintek Corp.	6,349,135	0
	WinWay Technology Co. Ltd.	79,000	6,704,231
#	Wisdom Marine Lines Co. Ltd.	3,469,849	7,108,790
#	Wiselink Co. Ltd.	353,947	2,119,809
#	Wistron Corp.	6,777,169	32,844,325
#	WITS Corp.	278,365	1,120,245
#	Wiwynn Corp.	217,000	30,601,245
	WNC Corp.	1,547,896	6,281,085
#	Wonderful Hi-Tech Co. Ltd.	736,000	1,092,420
#	Wowprime Corp.	661,856	4,634,929
#	WPG Holdings Ltd.	5,574,957	10,903,350

		Shares	Value»
TAIWAN — (Continued)
#	WT Microelectronics Co. Ltd.	2,124,766	$9,850,491
#	WUS Printed Circuit Co. Ltd.	1,091,507	3,597,001
#	XAC Automation Corp.	271,000	264,029
#	XinTec, Inc.	1,210,000	5,988,472
#	X-Legend Entertainment Co. Ltd.	56,000	178,662
#	Xxentria Technology Materials Corp.	1,120,098	1,257,323
	Ya Horng Electronic Co. Ltd.	129,000	236,746
	Yageo Corp.	4,214,628	33,922,958
#	Yang Ming Marine Transport Corp.	6,737,491	12,569,861
	Yankey Engineering Co. Ltd.	299,202	4,462,551
*	Yao Sheng Electronic Co. Ltd.	23,000	52,291
#	YC INOX Co. Ltd.	2,694,814	1,683,409
#	YCC Parts Manufacturing Co. Ltd.	109,000	152,617
#	Yea Shin International Development Co. Ltd.	1,697,961	1,365,330
*	Yeh-Chiang Technology Corp.	39,000	32,855
#	Yem Chio Co. Ltd.	3,031,505	1,305,233
#	Yen Sun Technology Corp.	418,000	626,406
*	Yeong Guan Energy Technology Group Co. Ltd.	712,054	460,551
#	YFC-Boneagle Electric Co. Ltd.	740,454	502,844
#	YFY, Inc.	7,432,997	6,129,770
#	Yi Jinn Industrial Co. Ltd.	1,461,700	774,553
	Yi Shin Textile Industrial Co. Ltd.	112,000	69,971
*	Yieh Hsing Enterprise Co. Ltd.	150,000	35,447
#*	Yieh Phui Enterprise Co. Ltd.	6,780,358	3,247,583
#	Yonyu Plastics Co. Ltd.	546,050	348,919
#	Young Fast Optoelectronics Co. Ltd.	669,137	1,185,361
*	Young Optics, Inc.	20,000	35,525

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Youngtek Electronics Corp.	862,569	$1,648,529
#	Yuan High-Tech Development Co. Ltd.	26,000	142,618
	Yuanta Financial Holding Co. Ltd.	31,072,796	34,790,488
	Yuanta Futures Co. Ltd.	212,799	622,674
#	Yuen Chang Stainless Steel Co. Ltd.	281,000	140,169
#	Yuen Foong Yu Consumer Products Co. Ltd.	452,000	564,280
	Yulon Finance Corp.	1,777,023	5,549,442
#	Yulon Motor Co. Ltd.	3,726,526	3,973,307
#	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	939,120
#	Yungshin Construction & Development Co. Ltd.	805,200	1,999,166
#	YungShin Global Holding Corp.	1,316,400	2,410,073
#	Yusin Holding Corp.	163,650	367,078
#	Zeng Hsing Industrial Co. Ltd.	401,733	1,203,762
#	Zenitron Corp.	1,297,000	1,455,604
#	Zero One Technology Co. Ltd.	664,868	2,468,611
	Zhen Ding Technology Holding Ltd.	3,373,350	17,813,021
#*	Zig Sheng Industrial Co. Ltd.	3,171,638	795,741
#	ZillTek Technology Corp.	45,000	295,063
#*	Zinwell Corp.	2,008,979	921,863
#	Zippy Technology Corp.	747,028	1,256,007
#	Zyxel Group Corp.	2,120,320	2,413,182

TOTAL TAIWAN			6,825,747,368

THAILAND — (1.3%)
	AAPICO Hitech PCL (AH/F TB)	2,032,688	773,220
	AAPICO Hitech PCL (AH-R TB), NVDR	30,260	11,511
#*	Absolute Clean Energy PCL	11,959,500	484,520
	Advanced Info Service PCL	2,305,509	21,532,820

		Shares	Value»
THAILAND — (Continued)
	Advanced Information Technology PCL, Class F	7,482,550	$1,115,382
	AEON Thana Sinsap Thailand PCL	540,400	1,763,173
	After You PCL	1,622,100	249,824
	Airports of Thailand PCL	5,831,200	7,438,905
	Allianz Ayudhya Capital PCL	136,600	143,634
	Amata Corp. PCL	5,416,200	2,412,039
*	Ananda Development PCL	16,269,707	226,422
#	AP Thailand PCL	18,573,436	4,968,617
	Asia Plus Group Holdings PCL	18,197,900	1,249,400
	Asia Sermkij Leasing PCL, NVDR	2,185,000	523,697
	Asia Sermkij Leasing PCL	202,800	48,607
#	Asian Alliance International PCL	1,859,200	296,115
	Asian Insulators PCL	2,470,690	252,150
	Asian Sea Corp. PCL	2,165,150	488,808
#	Asset World Corp. PCL	16,399,300	1,115,771
*	Assetwise PCL	90,900	17,570
	B Grimm Power PCL	2,416,100	1,210,478
	Bangchak Corp. PCL	7,829,200	7,142,768
	Bangchak Sriracha PCL	1,857,000	256,138
#	Bangkok Airways PCL	3,334,600	1,340,646
	Bangkok Aviation Fuel Services PCL	234,900	70,103
	Bangkok Bank PCL (BBLF TB)	2,198,200	10,877,130
#	Bangkok Chain Hospital PCL	3,655,150	1,277,353
#	Bangkok Commercial Asset Management PCL	11,146,598	2,326,876
	Bangkok Dusit Medical Services PCL, Class F	14,307,800	8,362,994
#	Bangkok Expressway & Metro PCL	14,486,255	2,307,228
	Bangkok Land PCL	83,505,748	1,291,259
	Bangkok Life Assurance PCL, NVDR	1,617,728	900,544
	Bangkok Ranch PCL	4,050,800	207,958
	Banpu PCL	25,360,513	3,960,742
#	Banpu Power PCL	2,191,900	867,677

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	BCPG PCL	2,964,600	$756,392
#	BEC World PCL	6,788,131	409,366
#	Berli Jucker PCL	4,025,650	2,278,317
	Betagro PCL	1,266,900	626,887
*	Better World Green PCL	19,998,367	191,727
*	Beyond Securities PCL	1,832,100	36,262
	BKI Holdings PCL	165,140	1,562,791
	Bluebik Group PCL	80,500	46,555
*	Bound & Beyond PCL	614,200	131,065
	Brooker Group PCL	6,444,600	63,778
*	BTS Group Holdings PCL	24,110,300	2,192,184
	Bumrungrad Hospital PCL	1,461,400	7,773,645
#	Cal-Comp Electronics Thailand PCL, Class F	19,709,038	3,718,111
	Carabao Group PCL	925,500	1,288,001
	Central Pattana PCL	3,142,600	5,223,898
#	Central Plaza Hotel PCL	1,194,700	1,191,559
#	Central Retail Corp. PCL	5,238,817	3,321,347
	CH Karnchang PCL	5,295,967	2,505,901
	Charoen Pokphand Foods PCL	12,509,200	8,162,799
	Chayo Group PCL	3,417,042	160,628
#	Chularat Hospital PCL	24,681,200	1,198,376
	CK Power PCL	8,164,000	646,354
	Com7 PCL	3,942,800	3,048,400
	Cotto F	6,288,800	36,953
*	Country Group Development PCL	15,322,100	52,124
*	Country Group Holdings PCL	14,076,611	235,082
	CP ALL PCL	4,728,400	6,726,655
	CP Axtra PCL	748,900	453,949
	Delta Electronics Thailand PCL	3,961,300	26,584,262
#	Dhipaya Group Holdings PCL	3,251,600	2,192,203
	Diamond Building Products PCL	1,468,200	238,381
#	Dohome PCL	3,945,133	475,832
	Don Muang Tollway PCL	980,000	312,170
#	Dynasty Ceramic PCL	17,934,150	732,119
#	Eastern Polymer Group PCL	5,797,332	502,011

		Shares	Value»
THAILAND — (Continued)
	Eastern Water Resources Development & Management PCL, Class F	4,568,900	$356,073
	Ekachai Medical Care PCL	2,248,790	361,642
	Electricity Generating PCL	577,800	2,197,909
#*	Energy Absolute PCL	26,050,300	2,465,252
#	Erawan Group PCL	12,805,000	934,585
	Exotic Food PCL	1,287,100	605,039
#*	Forth Corp. PCL	1,124,700	240,001
	Forth Smart Service PCL	1,486,849	340,272
	Fortune Parts Industry PCL	2,261,200	106,994
	Frasers Property Thailand PCL	109,400	21,653
#	GFPT PCL	3,991,922	1,271,588
	Global Green Chemicals PCL	17,400	1,916
	Global Power Synergy PCL	581,026	745,711
*	Gulf Development PCL	3,196,009	4,373,694
	Gunkul Engineering PCL	21,689,000	1,381,764
	Haad Thip PCL	1,429,600	667,604
	Hana Microelectronics PCL	3,531,053	2,533,491
	Heng Leasing & Capital PCL	5,805,900	181,350
#	Home Product Center PCL	15,956,815	3,232,322
	Humanica PCL	65,500	11,040
*	Hwa Fong Rubber Thailand PCL, Class F	695,600	78,735
	ICC International PCL	87,738	66,478
#	Ichitan Group PCL	5,097,900	1,939,204
	Index Livingmall PCL	1,259,900	557,185
#	Indorama Ventures PCL	5,093,000	3,008,390
	Interlink Communication PCL	2,238,550	326,765
	Internet Thailand PCL	66,500	7,239
#	IRPC PCL	49,131,190	1,747,359
	IT City PCL	163,900	17,741
	I-TAIL Corp. PCL	664,700	353,575
*	Italian-Thai Development PCL	38,425,873	392,161
*††	ITV PLC	183,700	0

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#*	Jasmine Technology Solution PCL	338,000	$266,553
#	Jaymart Group Holdings PCL	3,262,000	786,875
#	JMT Network Services PCL	3,392,997	1,023,093
	Kang Yong Electric PCL	8,200	71,767
	Karmarts PCL	4,968,793	1,260,062
	Kasikornbank PCL (KBANKF TB)	91,000	524,865
	Kasikornbank PCL (KBANKR TB), NVDR	714,000	4,118,169
	KCE Electronics PCL	3,848,464	3,034,972
	KGI Securities Thailand PCL	7,099,700	860,703
#	Khon Kaen Sugar Industry PCL	15,113,249	645,006
	Kiatnakin Phatra Bank PCL	1,122,407	2,282,303
	Klinique Medical Clinic PCL	15,700	12,381
	Krung Thai Bank PCL	6,944,432	5,852,351
	Krungthai Card PCL	2,212,600	1,950,181
	Ladprao General Hospital PCL, Class F	256,700	29,215
	Lalin Property PCL	1,613,800	249,544
	Lam Soon Thailand PCL	2,756,000	397,185
	Land & Houses PCL (LHF TB)	15,993,400	1,929,001
	Land & Houses PCL (LHR TB), NVDR	3,074,080	370,772
	Lanna Resources PCL	134,900	64,248
	LH Financial Group PCL	28,136,459	678,721
	Loxley PCL	11,146,635	520,533
#	LPN Development PCL	9,471,996	480,411
	Major Cineplex Group PCL	2,400,300	527,049
	Malee Group PCL	816,800	106,600
	MBK PCL	5,689,228	2,903,116
	MC Group PCL	2,311,500	800,643
	MCS Steel PCL	3,495,200	886,366
*	MDX PCL	484,300	35,048
#	Mega Lifesciences PCL	2,158,200	1,968,978
	Minor International PCL	10,628,130	7,559,827

		Shares	Value»
THAILAND — (Continued)
	MK Restaurants Group PCL	1,341,300	$1,358,515
*	Mono Next PCL	5,802,100	213,530
#	Moshi Moshi Retail Corp. PLC	365,600	387,252
	Muang Thai Insurance PCL	261,900	136,883
#	Muangthai Capital PCL	2,489,000	3,117,504
	Namyong Terminal PCL	2,643,000	232,136
	Netbay PCL	654,874	415,182
	Next Capital PCL	252,800	25,956
	Noble Development PCL	5,961,100	394,518
	Nonthavej Hospital PCL	72,300	54,558
#	Northeast Rubber PCL	9,303,400	1,196,912
	NSL Foods PCL	334,800	269,207
#	Origin Property PCL	5,780,135	403,993
	Osotspa PCL	2,845,000	1,381,367
#	Plan B Media PCL	11,663,368	1,507,743
*	Platinum Group PCL, Class F	2,830,700	102,425
	Polyplex Thailand PCL	2,228,587	651,311
	Praram 9 Hospital PCL	1,807,850	1,213,247
#	Precious Shipping PCL	8,257,500	1,711,002
	Premier Marketing PCL	2,431,700	857,318
#	Prima Marine PCL	6,552,234	1,307,002
	Principal Capital PCL	1,957,300	119,853
*	Property Perfect PCL	23,301,687	50,444
#	Pruksa Holding PCL	4,631,700	532,857
*	PSG Corp. PCL	177,171	17,095
	PTG Energy PCL	8,086,600	2,000,705
	PTT Exploration & Production PCL	5,536,569	18,321,104
#	PTT Global Chemical PCL	4,421,558	3,452,740
#	PTT Oil & Retail Business PCL	4,439,200	2,018,130
	PTT PCL	36,706,900	34,907,598
#	Quality Houses PCL	47,743,004	1,948,995
	R&B Food Supply PCL	1,203,800	134,024
*	Raimon Land PCL	17,461,100	70,201
	Rajthanee Hospital PCL	1,046,000	417,300
	Ramkhamhaeng Hospital PCL	10,500	6,040

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#	Ratch Group PCL	2,390,200	$2,051,277
	Ratchaphruek Hospital PCL	2,714,500	414,709
#	Ratchthani Leasing PCL	15,207,094	752,477
	Regional Container Lines PCL	2,570,000	2,046,621
#	Rojana Industrial Park PCL	5,984,112	829,096
#	S Hotels & Resorts PCL	8,172,386	386,694
	Sabina PCL	681,515	326,689
	Saha Pathana Inter-Holding PCL	50,400	70,530
	Sahamitr Pressure Container PCL	353,600	96,779
	Saha-Union PCL	755,300	665,720
	Saksiam Leasing PCL	3,285,200	365,756
	Samart Corp. PCL	2,520,199	467,642
	Sansiri PCL	97,195,985	4,208,269
#	Sappe PCL	825,800	925,785
#	SC Asset Corp. PCL	14,143,116	743,569
	SCB X PCL	2,083,969	8,442,862
#	SCG Packaging PCL	4,474,200	2,518,337
#	SCGJWD Logistics PCL	160,400	41,173
	SEAFCO PCL	3,305,102	231,005
	Sena Development PCL	4,559,850	263,706
#	Sermsang Power Corp. Co. Ltd.	2,443,806	259,987
	Siam Cement PCL	1,180,900	7,450,243
#	Siam Global House PCL	1,318,415	281,338
	Siam Wellness Group PCL	3,501,200	316,175
	Siamgas & Petrochemicals PCL	5,893,300	1,166,449
	Sikarin PCL, Class F	1,379,500	330,636
#*	Singer Thailand PCL	2,481,500	445,112
#	Singha Estate PCL	21,262,581	361,664
	SiS Distribution Thailand PCL	260,200	148,870
#	SISB PCL	1,235,400	450,834
#*	SKY ICT PCL	96,000	36,518
*	SNC Former PCL	1,905,000	353,487
	Somboon Advance Technology PCL	2,088,125	845,970
	SPCG PCL	3,684,200	945,689
#	Sri Trang Agro-Industry PCL	6,295,282	2,316,804

		Shares	Value»
THAILAND — (Continued)
#	Sri Trang Gloves Thailand PCL	5,672,677	$1,175,412
#	Srinanaporn Marketing PCL	1,416,100	343,788
	Srisawad Capital 1969 PCL, Class F	4,382,015	150,426
	Srisawad Corp. PCL	4,117,280	3,597,129
	Srithai Superware PCL	8,983,000	291,701
	Srivichai Vejvivat PCL	2,916,291	735,048
#	Star Petroleum Refining PCL	11,350,099	1,684,876
#*	Stecon Group PCL	4,183,287	1,060,861
*	Stella X PCL	13,241,300	77,806
#*	STP & I PCL	6,720,926	752,428
#	Supalai PCL	9,224,625	4,878,339
*	Super Energy Corp. PCL	141,162,575	567,532
	Susco PCL	4,075,000	299,938
	SVI PCL	2,050,000	393,073
	Syntec Construction PCL	7,690,300	418,584
	TAC Consumer PCL	2,816,769	418,138
#	Taokaenoi Food & Marketing PCL, Class F	2,789,200	420,946
*	Tata Steel Thailand PCL	20,449,400	467,993
	Thai Coconut PCL	139,800	30,913
#	Thai Life Insurance PCL	2,448,600	779,978
	Thai Nakarin Hospital PCL	168,000	170,156
#	Thai Oil PCL	3,810,389	4,212,816
*	Thai Reinsurance PCL	8,794,100	119,666
	Thai Stanley Electric PCL (STANLY/F TB), Class F	231,200	1,383,553
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	7,500	44,882
	Thai Union Group PCL	9,594,860	3,887,202
	Thai Vegetable Oil PCL	3,470,257	2,597,193
	Thai Wah PCL	4,164,200	324,533
#*	Thaicom PCL	4,237,800	1,251,616
	Thaifoods Group PCL	10,502,626	1,474,623
	Thanachart Capital PCL	1,058,300	1,669,191
#*	Thonburi Healthcare Group PCL	1,761,480	438,531

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#	Thoresen Thai Agencies PCL	9,716,000	$1,322,109
	TIDLOR Holdings PCL	3,981,853	2,586,019
	Tipco Asphalt PCL (TASCO/F TB)	3,085,590	1,326,417
	TIPCO Foods PCL	1,384,300	333,927
	Tisco Financial Group PCL (TISCO/F TB)	804,900	2,675,947
	Tisco Financial Group PCL (TISCOR TB), NVDR	90	299
	TKS Technologies PCL	2,077,972	359,878
#	TMBThanachart Bank PCL	56,078,683	3,208,460
*	TMT Steel PCL	2,855,800	264,958
	TOA Paint Thailand PCL	2,134,899	851,715
#	TPI Polene PCL	48,115,760	1,071,389
	TPI Polene Power PCL	15,024,840	957,203
#	TQM Alpha PCL	1,138,196	432,962
	Triple i Logistics PCL	352,900	50,640
*	True Corp. PCL	42,384,284	14,942,967
#	TTW PCL	6,182,000	1,730,234
	Union Auction PCL	1,622,000	285,925
#	Unique Engineering & Construction PCL	5,285,405	470,758
	United Paper PCL	2,202,500	524,486
	Univanich Palm Oil PCL	5,283,100	1,944,298
	Vanachai Group PCL	5,890,840	364,363
	VGI PCL	13,819,800	534,243
	WHA Corp. PCL	24,223,400	2,442,192
#	WHA Utilities & Power PCL	4,175,462	526,856
*	Xspring Capital PCL	26,075,833	387,085

TOTAL THAILAND			443,516,753

TURKEY — (0.8%)
*	Adese Alisveris Merkezleri Ticaret AS	32,035,550	2,776,863
	Agesa Hayat ve Emeklilik AS	307,731	1,535,579
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	451,598	308,288
#	Akbank TAS	11,333,136	16,363,746
	Akcansa Cimento AS	289,852	919,007
*	Akenerji Elektrik Uretim AS	1,388,634	339,638

		Shares	Value»
TURKEY — (Continued)
*	Akfen Yenilenebilir Enerji AS	1,122,582	$459,533
	Aksa Akrilik Kimya Sanayii AS	8,288,314	2,442,083
#*	Aksa Enerji Uretim AS	1,359,013	1,679,047
*	Aksigorta AS	3,309,820	549,871
#	Alarko Holding AS	1,224,384	2,344,638
	Albaraka Turk Katilim Bankasi AS	17,445,925	3,407,762
*	Alcatel-Lucent Teletas Telekomunikasyon AS	1,192	3,512
	Alfa Solar Enerji Sanayi VE Ticaret AS	136,992	143,697
*	Alkim Alkali Kimya AS	935,770	431,418
	Anadolu Anonim Turk Sigorta Sirketi	5,387,328	2,968,358
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	4,785,090	1,651,871
	Anadolu Hayat Emeklilik AS	543,905	1,334,101
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	176,428	240,885
*	Anel Elektrik Proje Taahhut ve Ticaret AS	109,746	43,016
#*	Arcelik AS	325,658	855,531
*	ARD Grup Bilisim Teknolojileri AS	1,002,909	692,942
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,207,107	5,835,807
#	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	912,035	2,128,645
*	Aydem Yenilenebilir Enerji AS	671,729	303,262
	Aygaz AS	369,530	1,734,519
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	22,624	22,477
*	Baticim Bati Anadolu Cimento Sanayii AS	12,819,810	1,337,820
*	BatiSoke Soke Cimento Sanayii TAS	1,317,356	504,099
*	Bera Holding AS	5,606,831	2,446,850

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	1,040,753	$347,133
*	Bien Yapi Urunleri Sanayi Turizm ve Ticaret AS	132,465	128,024
#	BIM Birlesik Magazalar AS	286,459	3,668,394
*	Biotrend Cevre VE Enerji Yatirimlari AS	732,821	407,232
*	Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS	136,440	49,434
	Bogazici Beton Sanayi Ve Ticaret AS	677,027	325,581
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	48,426	554,101
	Borusan Yatirim ve Pazarlama AS	5,752	334,422
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	14,514	58,536
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	152,406	320,320
	Bursa Cimento Fabrikasi AS	4,236,095	651,142
*	Can2 Termik AS	10,866,775	624,931
	Celebi Hava Servisi AS	17,928	664,031
*	Cemas Dokum Sanayi AS	1,693,587	224,594
	Cemtas Celik Makina Sanayi Ve Ticaret AS	1,609,337	435,982
*	Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS	2,675	140,631
#	Cimsa Cimento Sanayi VE Ticaret AS	1,232,524	1,389,303
#	Coca-Cola Icecek AS	2,399,331	2,933,002
*	DAP Gayrimenkul Gelistirme AS	475,757	158,767
*	Deva Holding AS	229,627	386,443
#	Dogan Sirketler Grubu Holding AS	7,111,462	2,887,629

		Shares	Value»
TURKEY — (Continued)
#	Dogus Otomotiv Servis ve Ticaret AS	722,346	$3,096,590
	Eczacibasi Yatirim Holding Ortakligi AS	91,429	632,956
	EGE Endustri VE Ticaret AS	3,709	720,781
	EGE Gubre Sanayii AS	336,669	852,617
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	859,769	1,848,377
*	Emek Elektrik Endustrisi AS	53,270	68,212
#Ω	Enerjisa Enerji AS	572,782	1,122,887
	Enerya Enerji AS	1,200,628	278,745
#	Enka Insaat ve Sanayi AS	2,194,936	4,049,160
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	89,830	415,328
	Eregli Demir ve Celik Fabrikalari TAS	5,478,716	3,576,910
	Escar Turizm Tasimacilik Ticaret AS	665,193	329,705
*	Esenboga Elektrik Uretim AS	3,219,697	597,167
	Europap Tezol Kagit Sanayi VE Ticaret AS	492,807	155,838
*	Europen Endustri Insaat Sanayi VE Ticaret AS	6,155,628	1,293,549
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	174,814	118,946
#	Ford Otomotiv Sanayi AS	563,270	1,328,078
*	Galata Wind Enerji AS	227,272	137,951
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	60,098	273,319
	Gentas Genel Metal Sanayi ve Ticaret AS	169,935	37,184

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	61,612	$146,496
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	333,707	373,844
	Global Yatirim Holding AS	15,717,855	4,362,471
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	650,712	356,521
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	95,322	752,907
*	Goodyear Lastikleri TAS	205,803	79,094
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,430,960	755,630
*	GSD Holding AS	7,991,502	922,118
#*	Gubre Fabrikalari TAS	96,894	728,730
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	20,960	169,941
*	HAT-San Gemi Insaa Bakim Onarim Deniz Nakliyat Sanayi VE Ticaret AS	75,468	82,825
*	Hitit Bilgisayar Hizmetleri AS	261,415	297,925
*	HUN Yenilenebilir Enerji Uretim AS	649,995	58,527
*	Ihlas Holding AS	5,376,582	407,213
*	Imas Makina Sanayi AS	2,368,763	301,564
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	4,391,591	873,531
*	Info Yatirim AS	1,676,741	209,748
*	Inveo Yatirim Holding AS	314,289	79,589
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	547,698	1,013,579
*	Is Finansal Kiralama AS	4,278,335	1,958,061

		Shares	Value»
TURKEY — (Continued)
	Is Yatirim Menkul Degerler AS	2,772,022	$2,896,156
*	Isiklar Enerji ve Yapi Holding AS	3,588,618	2,915,709
*	Izdemir Enerji Elektrik Uretim AS	3,447,000	789,370
*	Izmir Demir Celik Sanayi AS	4,891,134	742,548
*	Izmir Firca Sanayi ve Ticaret AS	13,343	47,598
	Jantsa Jant Sanayi Ve Ticaret AS	624,616	315,533
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	674,063	552,957
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	2,003,435	1,368,784
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	6,910,355	4,495,742
*	Karsan Otomotiv Sanayii Ve Ticaret AS	1,230,120	316,371
*	Kartonsan Karton Sanayi ve Ticaret AS	27,238	54,726
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	16,482,182	1,225,156
*	Kayseri Seker Fabrikasi AS	76,481	32,953
	Kervan Gida Sanayi Ve Ticaret AS	4,500,922	275,039
	Kiler Holding AS	86,480	279,690
#	KOC Holding AS	2,000,948	8,148,622
	Kocaer Celik Sanayi Ve Ticaret AS	1,956,767	641,670
	Kontrolmatik Enerji Ve Muhendislik AS	260,198	194,451
*	Konya Cimento Sanayii AS	4,804	586,345
#*	Kordsa Teknik Tekstil AS	311,684	414,445
#*	Koza Anadolu Metal Madencilik Isletmeleri AS	380,012	816,585
	LDR Turizm AS	1,337,033	2,026,962

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Logo Yazilim Sanayi Ve Ticaret AS	377,589	$1,500,939
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	1,011,043	403,910
*	Loras Holding AS	3,286,254	470,902
*	Margun Enerji Uretim Sanayi VE Ticaret AS	1,591,407	1,119,604
#*	Marmara Holding AS	3,113,705	222,862
	Matriks Bilgi Dagitim Hizmetleri AS	19,447	12,922
#Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	3,146,574	3,013,065
*	Mega Metal Sanayi VE Ticaret AS	175,857	165,602
	Merit Turizm Yatirim ve Isletme AS	271,836	146,625
#*	MIA Teknoloji AS	1,767,732	1,564,929
#	Migros Ticaret AS	150,758	1,623,829
*Ω	MLP Saglik Hizmetleri AS	374,006	2,988,684
*	Naturel Yenilenebilir Enerji Ticaret AS	1,547,440	338,149
	Naturelgaz Sanayi ve Ticaret AS	760,179	202,192
*	NET Holding AS	1,414,526	1,674,426
	Nuh Cimento Sanayi AS	283,836	1,645,654
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	7,940,165	1,112,658
*	Orge Enerji Elektrik Taahhut AS	330,863	543,317
*	Ostim Endustriyel Yatirimlar Ve Isletme AS	2,395,042	194,624
*	Otokar Otomotiv Ve Savunma Sanayi AS	46,540	508,024
#	Oyak Cimento Fabrikalari AS	3,833,869	1,933,914
*	Oyak Yatirim Menkul Degerler AS	408,083	526,244
#*	Pegasus Hava Tasimaciligi AS	873,618	4,355,841
*	Peker Gayrimenkul Yatirim Ortakligi AS	8,592,910	2,451,168
	Penta Teknoloji Urunleri Dagitim Ticaret AS	76,752	28,081

		Shares	Value»
TURKEY — (Continued)
#*	Petkim Petrokimya Holding AS	2,664,681	$1,086,639
*	Polisan Holding AS	782,848	326,190
*	Politeknik Metal Sanayi ve Ticaret AS	1,897	387,000
*	Qua Granite Hayal	2,315,765	480,677
*	Ral Yatirim Holding AS	874,225	4,120,389
*	Reysas Tasimacilik ve Lojistik Ticaret AS	2,610,516	923,827
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	4,396,782	1,599,087
#*	Sasa Polyester Sanayi AS	3,296,986	240,561
	SDT Uzay VE Savunma Teknolojileri AS	31,838	144,070
	Sekerbank Turk AS	16,713,823	3,179,931
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	437,984	809,977
#	Sok Marketler Ticaret AS	1,220,459	1,282,742
	SUN Tekstil Sanayi Ve Ticaret AS	489,914	465,962
	Suwen Tekstil Sanayi Pazarlama AS	1,244,775	348,551
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	128,513	70,738
*	Tatlipinar Enerji Uretim AS	313,419	592,379
*	TAV Havalimanlari Holding AS	568,269	3,571,722
#*	Tekfen Holding AS	2,194,636	4,392,258
*	Teknosa Ic Ve Dis Ticaret AS	72,884	43,292
#	Tofas Turk Otomobil Fabrikasi AS	112,284	704,101
*	Tukas Gida Sanayi ve Ticaret AS	15,022,247	1,021,560
*	Tumosan Motor ve Traktor Sanayi AS	345,608	899,880
#*	Turk Altin Isletmeleri AS	970,359	618,870
#	Turk Hava Yollari AO	1,661,642	11,506,298
*	Turk Ilac VE Serum Sanayi AS	210,880	106,348

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#*	Turk Telekomunikasyon AS	2,326,620	$2,820,544
	Turk Traktor ve Ziraat Makineleri AS	54,876	713,784
#	Turkcell Iletisim Hizmetleri AS	3,412,159	8,078,792
	Turkiye Garanti Bankasi AS	2,048,140	6,541,580
#	Turkiye Is Bankasi AS, Class C	26,058,433	7,821,527
	Turkiye Petrol Rafinerileri AS	3,708,983	17,410,118
	Turkiye Sigorta AS	7,712,387	2,264,050
#*	Turkiye Sinai Kalkinma Bankasi AS	16,384,947	5,013,156
#	Turkiye Sise ve Cam Fabrikalari AS	2,125,697	1,855,752
#*	Turkiye Vakiflar Bankasi TAO, Class D	11,268,172	6,538,829
#	Ulker Biskuvi Sanayi AS	1,202,956	3,086,496
*	Ulusoy Un Sanayi ve Ticaret AS	822,040	150,948
*	Usak Seramik Sanayii AS	2,987,425	246,688
*	Vakif Finansal Kiralama AS	23,188,812	1,082,660
	Vestel Beyaz Esya Sanayi ve Ticaret AS	3,132,944	655,097
#*	Vestel Elektronik Sanayi ve Ticaret AS	1,028,555	814,390
#*	Yapi ve Kredi Bankasi AS	12,212,571	9,742,533
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	997,955	889,662
*	Yayla Agro Gida Sanayi VE Nakliyat AS	1,819,148	475,438
*	YEO Teknoloji Enerji VE Endustri AS	619,090	504,864
	Ziraat Gayrimenkul Yatirim Ortakligi AS	1,131,674	622,608
#*	Zorlu Enerji Elektrik Uretim AS	11,609,650	924,020

TOTAL TURKEY			282,421,273

		Shares	Value»
UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	8,888,324	$34,871,548
	Abu Dhabi Islamic Bank PJSC	6,623,342	38,058,564
	Abu Dhabi National Hotels	7,393,943	897,292
	Abu Dhabi National Insurance Co. PSC	130,367	259,752
	Abu Dhabi National Oil Co. for Distribution PJSC	9,458,903	9,244,384
*	Abu Dhabi Ports Co. PJSC	2,245,430	2,803,406
	Abu Dhabi Ship Building Co. PJSC	435,036	852,118
	ADNOC Drilling Co. PJSC	6,930,773	10,529,563
	ADNOC Logistics & Services	157,441	245,934
	Agility Global PLC	5,654,065	1,677,371
	Agthia Group PJSC	1,979,622	2,084,907
	Air Arabia PJSC	17,773,379	18,859,123
	Ajman Bank PJSC	8,261,337	3,283,981
*	AL Seer Marine Supplies & Equipment Co. LLC	1,035,925	837,943
	Aldar Properties PJSC	5,419,426	13,278,223
	Alpha Dhabi Holding PJSC	337,245	919,263
	Amanat Holdings PJSC	7,942,854	2,485,985
	Americana Restaurants International PLC - Foreign Co.	1,693,142	963,721
*	Amlak Finance PJSC	8,588,913	4,046,184
*	Apex Investment Co. PSC	2,358,994	2,471,329
*††	Arabtec Holding PJSC	1,809,860	0
*	Bank of Sharjah	296,619	104,230
	Burjeel Holdings PLC	5,384,793	2,053,276
	Dana Gas PJSC	37,276,215	8,403,724
	Deyaar Development PJSC	11,438,161	3,212,168
	Dubai Electricity & Water Authority PJSC	5,349,941	4,047,588
	Dubai Financial Market PJSC	9,437,531	3,960,693

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dubai Investments PJSC	13,577,988	$12,278,251
	Dubai Islamic Bank PJSC	14,974,691	38,736,763
	Emaar Development PJSC	7,931,480	32,218,145
	Emaar Properties PJSC	22,537,337	87,211,459
	Emirates Central Cooling Systems Corp.	5,204,971	2,238,759
	Emirates Driving Co.	401,524	346,515
	Emirates Integrated Telecommunications Co. PJSC	1,289,337	3,315,587
	Emirates NBD Bank PJSC	5,334,526	40,819,153
*	Emirates Reem Investments PJSC	62,022	48,257
	Emirates Telecommunications Group Co. PJSC	6,775,982	35,775,707
*	EMSTEEL Building Materials PJSC	10,561,775	3,390,333
*	Eshraq Investments PJSC	7,961,615	937,875
	Fertiglobe PLC	7,133,017	4,854,580
	First Abu Dhabi Bank PJSC	7,609,855	36,124,030
*	Ghitha Holding PJSC	145,580	929,686
*	Gulf Navigation Holding PJSC	1,112,100	2,761,028
*	Gulf Pharmaceutical Industries PSC	1,379,139	461,179
*	International Holding Co. PJSC	16,916	1,842,385
*	Manazel PJSC	8,913,842	727,737
*	Multiply Group PJSC	12,305,787	9,998,774
	National Central Cooling Co. PJSC	388,269	319,155
*	National Corp. for Tourism & Hotels	311,843	156,137
	NMDC Group PJSC	11,458	74,597
	Palms Sports PrJSC	144,639	330,535
*	Presight AI Holding PLC	1,171,556	1,150,960
	Pure Health Holding PJSC	13,208	10,108
*	RAK Properties PJSC	11,015,628	4,232,242
	Ras Al Khaimah Ceramics PJSC	3,443,302	2,409,491
	Salik Co. PJSC	4,884,138	7,951,059
	Sharjah Islamic Bank	2,557,890	2,054,486
*	Shuaa Capital PSC	8,736,348	506,054

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Space42 PLC	2,170,241	$1,098,078
	Taaleem Holdings PJSC	432,302	510,381
	TECOM Group PJSC	849,755	754,077
*	Union Properties PJSC	17,009,230	3,729,347

TOTAL UNITED ARAB EMIRATES			510,755,180

TOTAL COMMON STOCKS			33,116,918,488

PREFERRED STOCKS — (0.8%)

BRAZIL — (0.8%)
	Alpargatas SA, 1.006%	790,460	1,554,488
	Banco ABC Brasil SA, 8.457%	737,378	3,153,759
Ω	Banco BMG SA, 7.859%	1,036,964	776,767
*	Banco BMG SA	38,525	27,927
	Banco Bradesco SA, 7.400%	6,466,753	21,828,499
	Banco do Estado do Rio Grande do Sul SA, 9.033%	1,527,573	3,901,310
	Banco Mercantil do Brasil SA, 2.089%	3,455	36,618
	Banco Pan SA, 2.333%	1,193,101	2,295,299
	Banco Pine SA, 6.844%	310,460	541,867
	Centrais Eletricas Brasileiras SA, 6.512%	323,377	3,569,803
	Centrais Eletricas de Santa Catarina SA, 9.478%	65,563	1,273,372
	Cia de Ferro Ligas da Bahia FERBASA, 6.359%	1,543,128	2,251,611
	Cia De Sanena Do Parana, 6.586%	5,317,906	6,751,233
	Cia Energetica de Minas Gerais, 12.908%	5,479,913	11,550,705
	Cia Energetica do Ceara, 4.657%	72,603	391,628
	Cia Paranaense de Energia - Copel Class B, 4.654%	3,838,043	9,930,494
	Energisa SA, 6.170%	2,742	4,791

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Eucatex SA Industria e Comercio, 4.404%	247,800	$769,200
	Gerdau SA, 3.379%	1,913,073	6,734,933
	Isa Energia Brasil SA, 10.298%	705,895	3,294,645
	Itau Unibanco Holding SA, 6.653%	5,148,488	37,743,170
	Marcopolo SA, 7.858%	4,141,425	6,073,633
	Petroleo Brasileiro SA - Petrobras, 10.136%	22,001,222	121,662,163
*	Raizen SA	5,626,827	993,594
	Randoncorp SA, 4.234%	1,638,826	1,842,935
	Schulz SA, 6.913%	781,878	707,766
	Taurus Armas SA, 3.642%	499,492	469,787
	Track & Field Co. SA, 1.451%	145,162	488,645
	Unipar Carbocloro SA, 10.425%	503,605	6,646,150
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	3,223,567	3,397,360

TOTAL BRAZIL			260,664,152

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.187%	319,716	470,825
	Embotelladora Andina SA, 4.564%	897,867	4,038,671

TOTAL CHILE			4,509,496

COLOMBIA — (0.0%)
*	Banco Davivienda SA	231,975	1,674,215
	Grupo Argos SA, 5.588%	280,212	878,145
	Grupo Aval Acciones y Valores SA, 3.140%	10,193,905	2,054,823
	Grupo Cibest SA, 8.036%	80,974	1,182,679
	Grupo de Inversiones Suramericana SA, 3.606%	279,773	2,968,533

TOTAL COLOMBIA			8,758,395

		Shares	Value»
INDIA — (0.0%)
	TVS Motor Co. Ltd., 6.000%	2,532,220	$285,252

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	648,847	363,698

TOTAL PREFERRED STOCKS			274,580,993

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
*	Banco Pine SA Rights 11/17/2025	7,852	1,576
*	Oncoclinicas do Brasil Servicos Medicos SA Rights 11/07/2025	481,952	2,688

TOTAL BRAZIL			4,264

MALAYSIA — (0.0%)
*	Berjaya Food Bhd. Warrants 10/15/2026	1,327,959	0
*	Hengyuan Refining Co. Bhd. Warrants 10/27/2030	469,900	23,562

TOTAL MALAYSIA			23,562

SOUTH KOREA — (0.0%)
*	KBI Dongyang Steel Pipe Co. Ltd. Rights 12/04/2025	68,972	25,512
*	Robotis Co. Ltd. Rights 11/10/2025	1,232	98,318

TOTAL SOUTH KOREA			123,830

TAIWAN — (0.0%)
*	GlycoNex, Inc.	6,071	296
*	Medeon Biodesign, Inc. Rights 12/05/2025	1,987	938
*	National Aerospace Fasteners Corp. Rights 11/17/2025	13,829	5,623
*	Yeong Guan Energy Technology Group Co. Ltd. Rights 11/10/2025	96,269	5,950

TOTAL TAIWAN			12,807

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (0.0%)
*	Assetwise PCL	9,090	$0
*	Better World Green PCL Warrants	9,003,861	0

TOTAL RIGHTS/WARRANTS			164,463

TOTAL INVESTMENT SECURITIES (Cost $18,712,597,522)			33,391,663,944

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	58,326,105	$674,658,062

TOTAL INVESTMENTS — (100.0%) (Cost $19,387,255,584)			$34,066,322,006

As of October 31, 2025, Emerging Markets Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	772	12/19/25	$258,415,844	$265,336,400	$6,920,556

Total Futures Contracts			$258,415,844	$265,336,400	$6,920,556

As of October 31, 2025, the value of Rule 144A securities amounted to $1,396,483,629 or 4.2% of net assets.

Summary of the Portfolio’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$910,868,274	—	—	$910,868,274
Chile	33,022,357	$108,270,788	—	141,293,145
China	671,606,766	8,453,148,800	$ 1,259,420	9,126,014,986
Colombia	33,574,982	4,461,556	—	38,036,538
Czech Republic	—	44,042,580	—	44,042,580
Egypt	131,241	10,572,138	—	10,703,379
France	2,299,840	—	—	2,299,840
Greece	—	174,801,653	—	174,801,653
Hong Kong	—	1,945,450	—	1,945,450
Hungary	—	81,137,189	—	81,137,189
India	189,447,468	5,628,955,235	—	5,818,402,703
Indonesia	7,161,634	433,871,240	214,566	441,247,440
Kuwait	—	133,694,102	452,449	134,146,551
Malaysia	—	453,800,501	218	453,800,719
Mexico	683,478,656	2,611,022	—	686,089,678
Peru	36,019,282	—	13	36,019,295
Philippines	2,284,573	162,567,427	33,359	164,885,359
Poland	—	399,324,102	—	399,324,102
Qatar	—	224,179,308	—	224,179,308
Saudi Arabia	610,321	1,025,331,392	—	1,025,941,713
South Africa	195,727,547	882,435,964	—	1,078,163,511

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Korea	$ 66,444,795	$ 3,993,462,355	$ 1,227,351	$ 4,061,134,501
Taiwan	705,160,099	6,120,482,227	105,042	6,825,747,368
Thailand	5,969,874	437,546,879	—	443,516,753
Turkey	222,862	282,198,411	—	282,421,273
United Arab Emirates	—	510,755,180	—	510,755,180
Preferred Stocks
Brazil	260,664,152	—	—	260,664,152
Chile	—	4,509,496	—	4,509,496
Colombia	8,758,395	—	—	8,758,395
India	—	285,252	—	285,252
Philippines	—	363,698	—	363,698
Rights/Warrants
Brazil	—	4,264	—	4,264
Malaysia	—	23,562	—	23,562
South Korea	—	123,830	—	123,830
Taiwan	—	12,807	—	12,807
Thailand	—	—	—	—
Securities Lending Collateral	—	674,658,062	—	674,658,062

Total Investments in Securities	$3,813,453,118	$30,249,576,470	$3,292,418<>	$34,066,322,006

Financial Instruments
Assets
Futures Contracts**	6,920,556	—	—	6,920,556

Total Financial Instruments	$ 6,920,556	—	—	$ 6,920,556

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (98.8%)
BRAZIL — (2.8%)
	Anima Holding SA	52,600	$34,513
	Bemobi Mobile Tech SA	10,600	46,203
*	Blau Farmaceutica SA	4,900	12,186
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	6,700	24,882
	C&A Modas SA	43,100	130,182
*	Cia Brasileira de Aluminio	48,891	47,165
*	Cia Brasileira de Distribuicao	66,272	46,317
	Cia Siderurgica Nacional SA (CSNA3 BZ)	112,253	196,966
	Cogna Educacao SA	217,492	151,195
*	Cosan SA	70,300	80,362
	Cruzeiro do Sul Educacional SA	55,600	60,251
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	52,448	297,046
Ω	Desktop SA	20,083	57,114
	Dexco SA	70,866	70,603
	Dimed SA Distribuidora da Medicamentos	27,900	48,696
	Embraer SA (EMBR3 BZ)	61,354	992,051
	Embraer SA (ERJ US), Sponsored ADR	6,184	398,744
	Empreendimentos Pague Menos SA	74,640	54,108
	Even Construtora e Incorporadora SA	24,000	33,234
	Ez Tec Empreendimentos e Participacoes SA	15,978	55,092
	Fleury SA	14,798	40,021
#	Gerdau SA, Sponsored ADR	187,063	652,850
	Grendene SA	48,331	47,253
	Grupo Mateus SA	48,100	57,577
	Grupo SBF SA	22,200	53,272
	Guararapes Confeccoes SA	20,980	39,504
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	7,100	15,784

		Shares	Value»
BRAZIL — (Continued)
	Iochpe Maxion SA	29,100	$59,228
	Irani Papel e Embalagem SA	15,523	25,737
*	IRB-Brasil Resseguros SA	12,326	113,039
	JHSF Participacoes SA	78,158	95,737
	JSL SA	22,100	22,182
	Lavvi Empreendimentos Imobiliarios SA	16,300	45,295
	Localiza Rent a Car SA	80,447	589,751
	Lojas Quero-Quero SA	27,475	10,725
	Lojas Renner SA	112,922	311,483
Ω	LWSA SA	19,227	13,974
	Magazine Luiza SA	53,200	83,756
	MBRF Global Foods Co. SA	69,554	231,030
	Melnick Even Desenvolvimento Imobiliario SA	15,800	11,542
	Mills Locacao Servicos e Logistica SA	9,000	21,831
	Motiva Infraestrutura de Mobilidade SA	10,700	31,583
	Moura Dubeux Engenharia SA	15,700	80,689
	Movida Participacoes SA	36,135	55,009
*	MRV Engenharia e Participacoes SA	44,400	62,392
*	Natura Cosmeticos SA	95,800	160,440
*	Oceanpact Servicos Maritimos SA	18,400	25,959
	Petroreconcavo SA	28,600	66,025
	Porto Seguro SA	35,644	318,348
*	PRIO SA	120,597	807,649
	Profarma Distribuidora de Produtos Farmaceuticos SA	7,100	11,086
	Sao Martinho SA	34,578	90,238
Ω	Ser Educacional SA	36,600	69,255
	Simpar SA	75,244	64,615
	SLC Agricola SA	18,990	57,006
	TIM SA	8,050	36,345
	Tres Tentos Agroindustrial SA	9,019	26,839
	Trisul SA	14,441	20,507
	Tupy SA	2,400	5,523

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Ultrapar Participacoes SA (UGPA3 BZ)	72,870	$289,993
	Unifique Telecomunicacoes SA	17,671	15,832
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,000	53,523
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	64,202	38,665
	Vibra Energia SA	149,579	661,712
	YDUQS Participacoes SA	53,500	141,309

TOTAL BRAZIL			8,569,023

CHILE — (0.2%)
	Banco Itau Chile SA	5,784	105,019
*	CAP SA	9,137	61,056
	Empresa Nacional de Telecomunicaciones SA	27,500	130,997
	Empresas CMPC SA	142,426	205,687
	Inversiones Aguas Metropolitanas SA	6,861	6,919
	Ripley Corp. SA	203,862	99,055
	Salfacorp SA	72,948	80,123
	Sociedad Matriz SAAM SA	195,719	25,915
	SONDA SA	85,422	30,983

TOTAL CHILE			745,754

CHINA — (30.0%)
	361 Degrees International Ltd.	178,000	134,631
Ω	3SBio, Inc.	340,000	1,352,741
	5I5J Holding Group Co. Ltd., Class A	18,200	7,345
	AAC Technologies Holdings, Inc.	96,500	496,048
	Advanced Technology & Materials Co. Ltd., Class A	28,900	86,321
*	Agora, Inc., ADR	19,782	70,226
Ω	A-Living Smart City Services Co. Ltd., Class H	99,500	31,655

		Shares	Value»
CHINA — (Continued)
	Allmed Medical Products Co. Ltd., Class A	10,200	$15,618
	Aluminum Corp. of China Ltd., Class H	492,000	625,587
*	Angang Steel Co. Ltd., Class H	140,600	36,710
	Anhui Conch Cement Co. Ltd., Class H	231,000	688,718
	Anhui Construction Engineering Group Co. Ltd., Class A	37,200	24,784
	Anhui Guangxin Agrochemical Co. Ltd., Class A	8,820	14,532
	Anhui Heli Co. Ltd., Class A	8,200	24,017
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	22,700	22,842
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	6,500	16,544
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	24,400	21,994
	Anhui Jinhe Industrial Co. Ltd., Class A	8,800	24,841
	Anhui Kouzi Distillery Co. Ltd., Class A	5,300	24,147
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	16,700	20,032
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	27,736
	Anhui Xinhua Media Co. Ltd., Class A	22,500	21,188
	Anhui Yingliu Electromechanical Co. Ltd., Class A	6,600	36,997
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,800	70,254
	Anjoy Foods Group Co. Ltd., Class A	2,300	23,888
	Anton Oilfield Services Group	374,000	50,582
	Aoshikang Technology Co. Ltd., Class A	6,000	32,605

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Aotecar New Energy Technology Group Co. Ltd., Class A	60,800	$27,196
	APT Satellite Holdings Ltd.	118,000	32,225
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	8,400	49,302
*	Asia Cement China Holdings Corp.	76,500	25,097
Ω	AsiaInfo Technologies Ltd.	52,400	60,871
	Autohome, Inc., ADR	3,131	78,901
	AviChina Industry & Technology Co. Ltd., Class H	401,000	204,267
*Ω	BAIC Motor Corp. Ltd., Class H	169,500	43,829
*	Baidu, Inc. (9888 HK), Class A	316,051	4,783,810
#*	Baidu, Inc. (BIDU US), Sponsored ADR	783	94,641
*Ω	Bairong, Inc.	49,000	62,043
	Bank of Chongqing Co. Ltd., Class H	69,500	71,725
Ω	Bank of Qingdao Co. Ltd., Class H	238,000	131,580
	Bank of Xi’an Co. Ltd., Class A	90,300	49,366
	Baoji Titanium Industry Co. Ltd., Class A	5,800	26,132
*	Baozun, Inc. (BZUN US), Sponsored ADR	15,036	49,318
	BBMG Corp., Class H	356,000	37,555
	BBMG Jidong Cement Group Co. Ltd., Class A	31,600	21,408
	Befar Group Co. Ltd., Class A	33,500	20,347
	Beibuwan Port Co. Ltd., Class A	19,300	23,767
*	Beijing Capital International Airport Co. Ltd., Class H	228,000	81,835
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	10,250	25,013
	Beijing Dabeinong Technology Group Co. Ltd., Class A	38,400	22,226

		Shares	Value»
CHINA — (Continued)
	Beijing Easpring Material Technology Co. Ltd., Class A	10,200	$98,969
	Beijing Energy International Holding Co. Ltd.	162,400	25,695
	Beijing Enterprises Holdings Ltd.	99,000	434,400
	Beijing Enterprises Water Group Ltd.	578,000	185,775
	Beijing Gehua CATV Network Co. Ltd., Class A	36,200	40,938
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	30,700	32,560
*	Beijing Haixin Energy Technology Co. Ltd., Class A	46,600	26,786
	Beijing Haohua Energy Resource Co. Ltd., Class A	22,200	24,090
	Beijing Jetsen Technology Co. Ltd., Class A	31,300	29,164
*	Beijing Jingyuntong Technology Co. Ltd., Class A	32,300	18,614
*	Beijing North Star Co. Ltd., Class H	134,000	14,992
	Beijing Sanyuan Foods Co. Ltd., Class A	20,500	13,954
	Beijing Shunxin Agriculture Co. Ltd., Class A	8,900	19,607
	Beijing Sinnet Technology Co. Ltd., Class A	19,700	37,762
	Beijing SL Pharmaceutical Co. Ltd., Class A	23,600	25,030
	Beijing Strong Biotechnologies, Inc., Class A	11,400	21,894
	Beijing Wandong Medical Technology Co. Ltd., Class A	11,200	24,996
*	Beijing Watertek Information Technology Co. Ltd., Class A	58,000	50,057

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	$31,041
*	Beiqi Foton Motor Co. Ltd., Class A	67,500	28,477
*	Bengang Steel Plates Co. Ltd., Class A	61,300	30,762
	Best Pacific International Holdings Ltd.	70,000	29,512
*	BGI Genomics Co. Ltd., Class A	4,300	29,702
	Biem.L.Fdlkk Garment Co. Ltd., Class A	10,000	22,469
Ω	Blue Moon Group Holdings Ltd.	32,000	12,235
Ω	BOC Aviation Ltd.	34,900	305,923
*	BOE HC SemiTek Corp.	17,900	20,041
	BOE Varitronix Ltd.	38,000	24,344
*	Bohai Leasing Co. Ltd., Class A	89,400	44,914
	Boyaa Interactive International Ltd.	124,000	85,096
	Bright Dairy & Food Co. Ltd., Class A	19,900	23,386
	Brilliance China Automotive Holdings Ltd.	424,000	208,622
	Bros Eastern Co. Ltd., Class A	15,400	11,565
*	B-Soft Co. Ltd., Class A	45,500	30,392
	BTG Hotels Group Co. Ltd., Class A	12,900	26,349
	BYD Electronic International Co. Ltd.	19,000	89,198
*	C C Land Holdings Ltd.	164,000	25,111
	C&D International Investment Group Ltd.	126,756	260,351
	C&S Paper Co. Ltd., Class A	19,400	21,728
*Ω	CALB Group Co. Ltd., Class H	25,400	109,484
	Camel Group Co. Ltd., Class A	13,000	18,643
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	50,000	32,774

		Shares	Value»
CHINA — (Continued)
	Canmax Technologies Co. Ltd., Class A	9,100	$38,882
	Canny Elevator Co. Ltd., Class A	14,700	15,167
Ω	Cathay Group Holdings, Inc.	122,000	21,606
	CCCC Design & Consulting Group Co. Ltd., Class A	21,200	22,848
	CECEP Solar Energy Co. Ltd., Class A	43,300	28,363
	Central China Land Media Co. Ltd., Class A	14,400	24,476
	Central China Securities Co. Ltd., Class H	136,000	45,112
	CGN New Energy Holdings Co. Ltd.	254,000	89,892
	Changchun Faway Automobile Components Co. Ltd., Class A	16,200	21,451
	Changhong Meiling Co. Ltd., Class A	8,700	8,502
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	62,400	37,360
	Changjiang Publishing & Media Co. Ltd., Class A	27,900	34,345
	Chaoju Eye Care Holdings Ltd.	47,500	15,528
Ω	Cheerwin Group Ltd.	57,500	16,700
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,700	15,483
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	24,285
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	7,800	37,110
	Chengdu Wintrue Holding Co. Ltd., Class A	16,100	23,625
*	Chengxin Lithium Group Co. Ltd., Class A	12,500	44,801
	Chervon Holdings Ltd.	19,400	50,339

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Aerospace International Holdings Ltd.	354,000	$25,931
	China BlueChemical Ltd., Class H	356,000	110,010
*Ω	China Bohai Bank Co. Ltd., Class H	360,000	47,230
	China CAMC Engineering Co. Ltd., Class A	8,800	10,531
#	China Chunlai Education Group Co. Ltd.	54,000	30,290
	China Cinda Asset Management Co. Ltd., Class H	584,000	94,663
	China Coal Energy Co. Ltd., Class H	343,000	483,165
	China Coal Xinji Energy Co. Ltd., Class A	41,800	42,544
	China Communications Services Corp. Ltd., Class H	356,000	213,356
	China Conch Venture Holdings Ltd.	256,000	320,086
	China CYTS Tours Holding Co. Ltd., Class A	7,200	9,817
	China Design Group Co. Ltd., Class A	8,200	9,004
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	378,000	83,082
*	China Eastern Airlines Corp. Ltd., Class H	100,000	51,359
	China Education Group Holdings Ltd.	5,400	2,072
	China Electronics Huada Technology Co. Ltd.	72,000	13,696
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	458,000	68,324
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	228,779	77,507
	China Everbright Bank Co. Ltd., Class H	214,000	87,793
	China Everbright Ltd.	88,000	114,268

		Shares	Value»
CHINA — (Continued)
Ω	China Feihe Ltd.	729,000	$389,076
	China Foods Ltd.	180,000	96,084
	China Galaxy Securities Co. Ltd., Class H	721,500	1,037,952
#	China Gas Holdings Ltd.	519,322	534,146
	China Gold International Resources Corp. Ltd. (2099 HK)	44,800	754,116
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	23,800	29,133
	China Hongqiao Group Ltd.	438,000	1,662,995
Ω	China International Capital Corp. Ltd., Class H	252,400	686,666
	China International Marine Containers Group Co. Ltd., Class H	165,570	151,338
#	China Jinmao Holdings Group Ltd.	276,151	47,723
	China Lesso Group Holdings Ltd.	182,000	104,148
	China Lilang Ltd.	100,000	43,341
*Ω	China Literature Ltd.	18,800	101,279
#	China Medical System Holdings Ltd.	230,000	396,660
	China Meheco Group Co. Ltd., Class A	15,260	24,179
	China Meidong Auto Holdings Ltd.	168,000	38,217
	China Mengniu Dairy Co. Ltd.	449,000	817,068
	China Merchants Port Holdings Co. Ltd.	257,610	498,928
	China Merchants Property Operation & Service Co. Ltd., Class A	14,200	22,879
Ω	China Merchants Securities Co. Ltd., Class H	86,800	174,272
	China Minsheng Banking Corp. Ltd., Class H	156,500	80,177
	China Modern Dairy Holdings Ltd.	643,000	100,192

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China National Accord Medicines Corp. Ltd., Class A	5,200	$18,581
	China National Building Material Co. Ltd., Class H	402,785	285,437
	China National Gold Group Gold Jewellery Co. Ltd., Class A	18,900	21,934
	China National Medicines Corp. Ltd., Class A	5,500	23,035
	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	23,600	22,137
	China Nonferrous Mining Corp. Ltd.	225,000	415,000
	China Oilfield Services Ltd., Class H	350,000	341,688
	China Oriental Group Co. Ltd.	252,000	42,528
	China Overseas Grand Oceans Group Ltd.	356,000	99,466
	China Petroleum Engineering Corp., Class A	71,500	35,802
	China Publishing & Media Co. Ltd., Class A	28,500	27,446
	China Railway Group Ltd., Class H	191,000	96,890
	China Railway Hi-tech Industry Co. Ltd., Class A	19,300	22,809
	China Railway Materials Co. Ltd., Class A	64,200	24,179
Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	125,489
	China Railway Tielong Container Logistics Co. Ltd., Class A	25,900	23,524
*	China Rare Earth Holdings Ltd.	348,000	31,349
	China Reinsurance Group Corp., Class H	1,283,000	260,560

		Shares	Value»
CHINA — (Continued)
	China Resources Beer Holdings Co. Ltd.	102,000	$348,894
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,200	18,461
	China Resources Building Materials Technology Holdings Ltd.	556,000	120,917
	China Resources Gas Group Ltd.	117,600	323,379
	China Resources Land Ltd.	451,000	1,629,435
#	China Resources Medical Holdings Co. Ltd.	168,500	73,213
Ω	China Resources Pharmaceutical Group Ltd.	375,500	240,637
	China Risun Group Ltd.	163,000	49,063
*	China Ruifeng Renewable Energy Holdings Ltd.	150,000	13,893
*	China Sanjiang Fine Chemicals Co. Ltd.	149,000	47,108
*Ω	China Shengmu Organic Milk Ltd.	453,000	20,177
	China Shineway Pharmaceutical Group Ltd.	66,000	71,291
	China State Construction International Holdings Ltd.	304,000	345,818
	China Sunshine Paper Holdings Co. Ltd.	117,500	25,386
#	China Taiping Insurance Holdings Co. Ltd.	282,800	643,275
	China Tianying, Inc., Class A	40,700	33,575
Ω	China Tower Corp. Ltd., Class H	804,000	1,161,496
	China Traditional Chinese Medicine Holdings Co. Ltd.	240,000	72,298
*	China Travel International Investment Hong Kong Ltd.	416,000	91,998

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Vanke Co. Ltd., Class H	337,200	$191,037
	China Vered Financial Holding Corp. Ltd.	185,000	26,359
	China XLX Fertiliser Ltd.	134,000	126,438
	China Yongda Automobiles Services Holdings Ltd.	313,000	68,728
*Ω	China Youran Dairy Group Ltd.	324,000	135,357
	China Zheshang Bank Co. Ltd., Class H	380,099	123,823
#	Chinasoft International Ltd.	372,000	278,478
	Chongqing Department Store Co. Ltd., Class A	5,800	22,288
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	23,400	43,166
	Chongqing Gas Group Corp. Ltd., Class A	9,214	7,592
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	29,974
	Chongqing Road & Bridge Co. Ltd., Class A	30,200	28,745
	Chongqing Rural Commercial Bank Co. Ltd., Class H	456,000	375,011
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	28,400	33,725
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	59,721
	Chow Tai Seng Jewellery Co. Ltd., Class A	14,300	27,819
	CIMC Enric Holdings Ltd.	142,000	137,148
	Cisen Pharmaceutical Co. Ltd., Class A	8,300	24,737
	CITIC Ltd.	202,000	312,217
	CITIC Resources Holdings Ltd.	674,000	35,944
	City Development Environment Co. Ltd., Class A	17,280	36,284

		Shares	Value»
CHINA — (Continued)
*	Citychamp Watch & Jewellery Group Ltd.	188,000	$4,420
*	CMGE Technology Group Ltd.	374,000	19,018
	CMST Development Co. Ltd., Class A	27,600	23,083
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,100	35,792
*	COFCO Biotechnology Co. Ltd., Class A	17,700	14,760
*	COFCO Joycome Foods Ltd.	501,000	106,878
	Cofoe Medical Technology Co. Ltd., Class A	3,500	21,490
	Comba Telecom Systems Holdings Ltd.	230,000	86,786
	Concord New Energy Group Ltd.	1,520,000	75,330
	Consun Pharmaceutical Group Ltd.	112,000	216,645
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	122,173
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	166,000	234,697
#	COSCO SHIPPING Holdings Co. Ltd., Class H	399,000	691,958
	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	89,445
	COSCO SHIPPING Ports Ltd.	310,146	228,643
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	23,500	24,039
	CQ Pharmaceutical Holding Co. Ltd., Class A	41,800	31,554
	CSG Holding Co. Ltd., Class A	37,592	25,138
	CSPC Pharmaceutical Group Ltd.	820,000	807,694
	CSSC Hong Kong Shipping Co. Ltd.	300,000	80,234

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Daan Gene Co. Ltd., Class A	30,000	$27,467
	Dajin Heavy Industry Co. Ltd., Class A	5,200	36,775
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	33,404
*	Damai Entertainment Holdings Ltd.	2,470,000	292,160
	Dashang Co. Ltd., Class A	10,769	26,643
	Dawnrays Pharmaceutical Holdings Ltd.	155,000	23,976
	Deppon Logistics Co. Ltd., Class A	7,000	14,684
*	Dezhan Healthcare Co. Ltd., Class A	69,800	42,967
	Dian Diagnostics Group Co. Ltd., Class A	15,800	36,100
	Digital China Holdings Ltd.	68,000	26,239
	Do-Fluoride New Materials Co. Ltd., Class A	13,200	52,699
	Dongfang Electric Corp. Ltd., Class H	69,800	170,311
*	Dongfeng Motor Group Co. Ltd., Class H	398,000	481,469
	Dongguan Development Holdings Co. Ltd., Class A	20,800	34,465
	Dongyue Group Ltd.	245,000	315,211
#	DouYu International Holdings Ltd., ADR	7,339	50,419
	Dynagreen Environmental Protection Group Co. Ltd., Class H	77,000	54,033
*	Easyhome New Retail Group Co. Ltd., Class A	58,000	23,559
	E-Commodities Holdings Ltd.	414,000	44,213
	Edvantage Group Holdings Ltd.	113,740	20,507
	EEKA Fashion Holdings Ltd.	51,000	51,467
	Era Co. Ltd., Class A	28,900	17,309
	Essex Bio-technology Ltd.	59,000	32,703

		Shares	Value»
CHINA — (Continued)
	Eternal Asia Supply Chain Management Ltd., Class A	31,100	$22,251
	Ever Sunshine Services Group Ltd.	136,000	30,559
Ω	Everbright Securities Co. Ltd., Class H	65,200	81,874
	Excellence Commercial Property & Facilities Management Group Ltd.	69,000	9,155
	Fangda Carbon New Material Co. Ltd., Class A	30,200	26,150
	Fangda Special Steel Technology Co. Ltd., Class A	24,000	19,978
	Far East Horizon Ltd.	267,000	239,684
*	Farasis Energy Gan Zhou Co. Ltd., Class A	15,604	39,111
	FAWER Automotive Parts Co. Ltd., Class A	23,200	18,322
	Feilong Auto Components Co. Ltd., Class A	17,800	56,315
	FESCO Group Co. Ltd., Class A	8,400	22,374
*	FIH Mobile Ltd.	67,200	160,402
*	Financial Street Holdings Co. Ltd., Class A	69,300	29,427
	FinVolution Group, ADR	31,745	193,962
	First Tractor Co. Ltd., Class H	24,000	24,147
#	Flat Glass Group Co. Ltd., Class H	29,000	45,597
	Foshan Electrical & Lighting Co. Ltd., Class A	20,800	18,419
	Fosun International Ltd.	127,500	80,878
#	Fu Shou Yuan International Group Ltd.	132,000	49,935
	Fufeng Group Ltd.	313,000	324,000
	Fujian Longking Co. Ltd., Class A	7,900	18,724
	Fujian Star-net Communication Co. Ltd., Class A	10,400	39,136

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fujian Sunner Development Co. Ltd., Class A	11,100	$26,439
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,300	23,950
	Gansu Energy Chemical Co. Ltd., Class A	102,700	37,387
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	83,950	19,950
	Gansu Shangfeng Cement Co. Ltd., Class A	12,600	19,999
	Gansu Yasheng Industrial Group Co. Ltd., Class A	59,700	26,019
*	GCL Technology Holdings Ltd.	166,000	29,018
*	GDS Holdings Ltd. (9698 HK), Class A	82,900	369,357
	Geely Automobile Holdings Ltd.	991,000	2,350,959
Ω	Genertec Universal Medical Group Co. Ltd.	171,000	136,213
*	Genscript Biotech Corp.	38,000	78,874
	GF Securities Co. Ltd., Class H	187,000	451,458
#*	Global New Material International Holdings Ltd.	63,000	40,450
*	Glorious Property Holdings Ltd.	294,000	284
	Goldenmax International Group Ltd., Class A	19,400	44,963
	Goldwind Science & Technology Co. Ltd., Class H	75,878	128,792
	Goodbaby International Holdings Ltd.	204,000	31,171
#	Grand Pharmaceutical Group Ltd.	179,500	191,100
*	Grandjoy Holdings Group Co. Ltd., Class A	62,300	26,038
	Great Wall Motor Co. Ltd., Class H	230,500	445,824

		Shares	Value»
CHINA — (Continued)
#	Greentown China Holdings Ltd.	209,000	$223,692
Ω	Greentown Management Holdings Co. Ltd.	96,000	37,325
	Greentown Service Group Co. Ltd.	244,000	140,172
	Guangdong Construction Engineering Group Co. Ltd., Class A	72,100	38,818
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	15,800	42,227
	Guangdong Dowstone Technology Co. Ltd., Class A	12,300	42,630
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	9,700	15,374
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	12,200	29,033
	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,600	26,307
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	24,000	43,524
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	8,700	27,747
	Guangdong Tapai Group Co. Ltd., Class A	14,400	17,140
	Guangdong Vanward New Electric Co. Ltd., Class A	15,600	25,337
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	8,900	18,924
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	54,800	20,666
*	Guanghui Logistics Co. Ltd., Class A	17,000	18,982
	Guangshen Railway Co. Ltd., Class H	280,000	82,174

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangxi Liugong Machinery Co. Ltd., Class A	15,400	$25,203
	Guangxi LiuYao Group Co. Ltd., Class A	3,700	9,699
	Guangzhou Automobile Group Co. Ltd., Class H	86,000	36,059
	Guangzhou Baiyun International Airport Co. Ltd., Class A	33,700	46,316
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,000	72,321
	Guangzhou Wondfo Biotech Co. Ltd., Class A	3,200	9,922
	Guilin Layn Natural Ingredients Corp., Class A	12,100	13,766
	Guizhou Chanhen Chemical Corp., Class A	7,600	36,476
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	15,131
	Guizhou Tyre Co. Ltd., Class A	27,600	19,357
*	Guizhou Zhenhua E-chem, Inc., Class A	6,533	13,624
*	Guoguang Electric Co. Ltd., Class A	12,600	28,101
	Guoquan Food Shanghai Co. Ltd., Class H	246,800	122,146
Ω	Guotai Haitong Securities Co. Ltd., Class H	390,288	747,842
	Haier Smart Home Co. Ltd. (6690 HK), Class H	303,200	985,971
*	Hainan Meilan International Airport Co. Ltd., Class H	26,000	35,150
	Hainan Mining Co. Ltd., Class A	18,400	25,245
	Haitian International Holdings Ltd.	84,000	229,533

		Shares	Value»
CHINA — (Continued)
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	310,000	$32,307
	Hand Enterprise Solutions Co. Ltd., Class A	14,000	35,635
	Hangxiao Steel Structure Co. Ltd., Class A	63,800	24,310
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	50,953
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	2,660	12,191
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	8,160	10,103
*	Hangzhou Iron & Steel Co., Class A	63,800	81,846
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,000	34,484
	Hangzhou Robam Appliances Co. Ltd., Class A	9,000	24,734
	Harbin Electric Co. Ltd., Class H	164,000	269,663
*	Harbin Pharmaceutical Group Co. Ltd., Class A	28,000	14,415
	HBIS Resources Co. Ltd., Class A	11,400	30,081
*Ω	HBM Holdings Ltd.	63,000	109,186
	Health & Happiness H&H International Holdings Ltd.	56,000	87,118
	Hefei Urban Construction Development Co. Ltd., Class A	23,700	41,430
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	14,600	23,159
	Hello Group, Inc., Sponsored ADR	24,364	165,432
	Henan Liliang Diamond Co. Ltd., Class A	2,600	14,046
	Henan Mingtai Al Industrial Co. Ltd., Class A	19,640	41,593

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henan Pinggao Electric Co. Ltd., Class A	18,300	$45,429
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,700	32,393
	Henan Yuguang Gold & Lead Co. Ltd., Class A	24,400	42,048
*	Henan Zhongfu Industry Co. Ltd., Class A	44,100	42,186
	Hengan International Group Co. Ltd.	60,500	211,888
	Hitevision Co. Ltd., Class A	3,900	16,397
	HMT Xiamen New Technical Materials Co. Ltd., Class A	7,700	54,194
*	HNA Technology Co. Ltd., Class A	65,000	40,078
*	Hongyuan Green Energy Co. Ltd., Class A	20,100	83,311
*	Hopson Development Holdings Ltd.	118,095	47,907
	Horizon Construction Development Ltd.	256,332	36,917
	Hoymiles Power Electronics, Inc., Class A	1,103	16,604
*Ω	Hua Hong Semiconductor Ltd., Class H	140,000	1,435,026
	Huabao International Holdings Ltd.	48,000	22,246
	Huadian Heavy Industries Co. Ltd., Class A	27,200	28,378
	Huafu Fashion Co. Ltd., Class A	38,500	25,878
*	Huaihe Energy Group Co. Ltd., Class A	41,600	21,823
	Huangshan Tourism Development Co. Ltd., Class A	7,000	11,128
	Huapont Life Sciences Co. Ltd., Class A	18,200	12,515
Ω	Huatai Securities Co. Ltd., Class H	240,800	605,392

		Shares	Value»
CHINA — (Continued)
	Huaxin Cement Co. Ltd. (6655 HK), Class H	46,000	$103,291
	Hubei Chutian Smart Communication Co. Ltd., Class A	34,000	19,447
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	6,300	22,189
	Hubei Yihua Chemical Industry Co. Ltd., Class A	13,900	27,120
	Hubei Zhenhua Chemical Co. Ltd., Class A	18,620	63,365
	Huishang Bank Corp. Ltd., Class H	31,000	13,320
	Hunan Aihua Group Co. Ltd., Class A	6,200	15,022
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	63,300	32,129
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	13,300	16,624
	Hunan Zhongke Electric Co. Ltd., Class A	10,700	38,913
	HUYA, Inc., ADR	16,422	45,160
*Ω	Hygeia Healthcare Holdings Co. Ltd.	77,800	130,714
*	Hytera Communications Corp. Ltd., Class A	38,600	62,483
	IKD Co. Ltd., Class A	17,300	55,064
	Infore Environment Technology Group Co. Ltd., Class A	41,500	40,172
*	Inkeverse Group Ltd.	97,000	13,056
	Intco Medical Technology Co. Ltd., Class A	7,680	42,683
	Intron Technology Holdings Ltd.	54,000	14,381
#*	iQIYI, Inc., ADR	76,414	176,516
	Jangho Group Co. Ltd., Class A	15,800	17,216
*Ω	JD Health International, Inc.	7,400	57,764
*Ω	JD Logistics, Inc.	334,900	545,955
	Jiang Su Suyan Jingshen Co. Ltd., Class A	16,400	24,803

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangling Motors Corp. Ltd., Class A	13,700	$38,679
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	15,000	14,044
	Jiangsu Azure Corp., Class A	20,800	56,169
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	62,300	32,121
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	10,600	25,531
	Jiangsu Etern Co. Ltd., Class A	32,600	68,412
*	Jiangsu General Science Technology Co. Ltd., Class A	25,500	15,915
	Jiangsu Guomao Reducer Co. Ltd., Class A	26,300	60,400
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	25,734
	Jiangsu Huachang Chemical Co. Ltd., Class A	22,100	19,443
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	60,760	40,586
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,700	18,288
	Jiangsu Lihua Foods Group Co. Ltd.	5,600	16,484
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	16,900	22,098
	Jiangsu Shagang Co. Ltd., Class A	44,600	36,254
	Jiangsu Shentong Valve Co. Ltd., Class A	13,200	25,822
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	31,700	24,249

		Shares	Value»
CHINA — (Continued)
*	Jiangsu Sopo Chemical Co., Class A	11,400	$11,614
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	25,300	18,425
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	32,400	21,081
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	71,020	44,299
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	69,400	27,593
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	21,100	29,577
	Jiangxi Copper Co. Ltd., Class H	212,000	884,557
	Jiangxi Ganyue Expressway Co. Ltd., Class A	24,900	18,723
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	13,278
	Jiayin Group, Inc., ADR	3,054	28,860
*	Jihua Group Corp. Ltd., Class A	55,500	28,171
*	Jilin Chemical Fibre, Class A	36,700	21,065
*††	Jinchuan Group International Resources Co. Ltd.	463,000	14,300
	Jingjin Equipment, Inc., Class A	10,100	21,654
*	Jinke Smart Services Group Co. Ltd., Class H	20,700	18,301
#	JinkoSolar Holding Co. Ltd., ADR	5,644	141,721
	Jinlei Technology Co. Ltd., Class A	8,200	33,781
	Jinmao Property Services Co. Ltd.	5,740	2,064
#*Ω	Jinxin Fertility Group Ltd.	270,500	85,566
	Jinyu Bio-Technology Co. Ltd., Class A	10,600	16,068

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Jiumaojiu International Holdings Ltd.	57,000	$12,982
	Jizhong Energy Resources Co. Ltd., Class A	36,400	31,368
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	12,500	21,369
*	Joy City Property Ltd.	784,000	59,533
	JS Corrugating Machinery Co. Ltd., Class A	13,400	23,562
*Ω	JS Global Lifestyle Co. Ltd.	274,500	62,897
	JSTI Group, Class A	29,400	34,802
*	Ju Teng International Holdings Ltd.	188,000	43,789
*Ω	JW Cayman Therapeutics Co. Ltd.	42,000	18,852
	Kailuan Energy Chemical Co. Ltd., Class A	29,600	27,169
	Kaishan Group Co. Ltd., Class A	12,800	28,855
	Keda Industrial Group Co. Ltd., Class A	29,400	54,169
	Keshun Waterproof Technologies Co. Ltd., Class A	36,500	25,653
	Kinetic Development Group Ltd.	604,000	113,515
	Kingboard Holdings Ltd.	134,000	480,099
	Kingboard Laminates Holdings Ltd.	153,500	256,992
	Kingsoft Corp. Ltd.	176,200	768,079
	KPC Pharmaceuticals, Inc., Class A	10,800	20,660
	Kuangda Technology Group Co. Ltd., Class A	32,500	28,329
	Kunlun Energy Co. Ltd.	728,000	669,167
	Lao Feng Xiang Co. Ltd., Class A	3,200	21,685
	Laobaixing Pharmacy Chain JSC, Class A	10,100	23,563
	Launch Tech Co. Ltd., Class H	27,000	30,542
	Lee & Man Chemical Co. Ltd.	34,000	20,619

		Shares	Value»
CHINA — (Continued)
	Lee & Man Paper Manufacturing Ltd.	228,000	$80,588
*Ω	Legend Holdings Corp., Class H	115,600	149,419
	Lenovo Group Ltd.	58,000	84,613
	LexinFintech Holdings Ltd., ADR	22,127	106,652
*	Li Auto, Inc. (2015 HK), Class A	36,200	375,650
	Li Ning Co. Ltd.	430,000	934,913
	Liaoning Cheng Da Co. Ltd., Class A	20,200	36,210
	Liaoning Port Co. Ltd., Class H	396,000	46,351
	Lier Chemical Co. Ltd., Class A	9,500	16,943
*	Lifetech Scientific Corp.	458,000	118,578
*	Linewell Software Co. Ltd., Class A	19,400	33,197
	Lingbao Gold Group Co. Ltd., Class H	72,000	150,718
Ω	Linklogis, Inc., Class B.	232,000	95,386
	Livzon Pharmaceutical Group, Inc., Class H.	19,100	76,816
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,500	42,949
	Loncin Motor Co. Ltd., Class A	26,200	50,157
#Ω	Longfor Group Holdings Ltd.	205,720	254,112
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	21,532
	Longshine Technology Group Co. Ltd., Class A	16,400	41,231
	Lonking Holdings Ltd.	374,000	149,080
	Lucky Harvest Co. Ltd., Class A	7,280	41,255
	Luenmei Quantum Co. Ltd., Class A	29,400	36,390
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,200	60,870
	Lushang Freda Pharmaceutical Co. Ltd., Class A	23,900	26,147
	Luxin Venture Capital Group Co. Ltd., Class A	10,400	21,384

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Luye Pharma Group Ltd.	162,000	$65,634
*	Maanshan Iron & Steel Co. Ltd., Class H	234,000	76,815
	Maccura Biotechnology Co. Ltd., Class A	12,800	21,049
Ω	Maoyan Entertainment	49,825	42,613
Ω	Medlive Technology Co. Ltd.	11,000	14,913
	Mesnac Co. Ltd., Class A	20,100	24,385
	Metallurgical Corp. of China Ltd., Class H	549,000	167,295
*Ω	Microport Cardioflow Medtech Corp.	179,000	27,505
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	3,300	27,585
	Ming Yuan Cloud Group Holdings Ltd.	282,000	119,775
*	Minmetals Development Co. Ltd., Class A	14,800	19,030
	Minth Group Ltd.	144,000	638,974
	MLS Co. Ltd., Class A	18,000	22,063
*Ω	Mobvista, Inc.	91,000	208,857
	Moon Environment Technology Co. Ltd., Class A	21,060	42,071
	Morimatsu International Holdings Co. Ltd.	78,000	99,859
	Nanhua Futures Co. Ltd., Class A	7,900	23,166
	NanJi E-Commerce Co. Ltd., Class A	30,400	15,103
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,800	47,469
	Nanjing Iron & Steel Co. Ltd., Class A	87,500	64,589
	Nanjing Pharmaceutical Co. Ltd., Class A	32,100	22,827
*	Nanjing Tanker Corp., Class A	98,100	45,059
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	26,900	28,376
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	6,200	20,843

		Shares	Value»
CHINA — (Continued)
	NetDragon Websoft Holdings Ltd.	15,500	$24,214
	Neusoft Corp., Class A	18,000	26,625
	New China Life Insurance Co. Ltd., Class H	166,100	1,049,687
	Nexteer Automotive Group Ltd.	158,000	136,963
*	Nine Dragons Paper Holdings Ltd.	223,000	159,731
	Ningbo Boway Alloy Material Co. Ltd., Class A	9,000	27,658
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	56,881
	Ningbo Jintian Copper Group Co. Ltd., Class A	41,600	67,645
	Ningbo Peacebird Fashion Co. Ltd., Class A	6,000	12,078
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	9,588	37,633
*	Ningbo Shanshan Co. Ltd., Class A	20,000	38,651
	Ningbo Xusheng Group Co. Ltd., Class A	8,500	17,993
	Ningbo Yunsheng Co. Ltd., Class A	17,300	34,700
	Ningxia Building Materials Group Co. Ltd., Class A	13,200	24,937
	Ningxia Western Venture Industrial Co. Ltd., Class A	17,500	12,685
	NKY Medical Holdings Ltd., Class A	9,750	22,738
	Noah Holdings Ltd., Sponsored ADR	6,183	69,806
	Norinco International Cooperation Ltd., Class A	11,200	17,601
	North China Pharmaceutical Co. Ltd., Class A	19,300	16,285
	Northeast Pharmaceutical Group Co. Ltd., Class A	25,900	20,198

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Northeast Securities Co. Ltd., Class A	31,000	$39,589
*	Nuode New Materials Co. Ltd., Class A	34,600	34,444
	Onewo, Inc., Class H	38,800	111,474
	ORG Technology Co. Ltd., Class A	45,300	38,334
	Orient International Enterprise Ltd., Class A	18,500	21,744
#	Orient Overseas International Ltd.	23,000	398,036
Ω	Orient Securities Co. Ltd., Class H	133,600	124,486
*	Oriental Energy Co. Ltd., Class A	28,500	32,951
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	9,490	21,011
*	PCI Technology Group Co. Ltd., Class A	41,700	40,241
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	160,100	0
*	Pengxin International Mining Co. Ltd., Class A	49,700	57,228
Ω	Ping An Healthcare & Technology Co. Ltd.	292,100	516,764
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	28,000	33,457
	PNC Process Systems Co. Ltd., Class A	6,000	26,209
	Poly Property Group Co. Ltd.	163,560	38,909
	Poly Property Services Co. Ltd., Class H	32,800	141,499
	Prinx Chengshan Holdings Ltd.	18,000	16,446
	PW Medtech Group Ltd.	123,000	23,753
	Pylon Technologies Co. Ltd., Class A	2,355	21,960
	Q Technology Group Co. Ltd.	46,000	82,722
	Qfin Holdings, Inc., ADR	21,301	514,419
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	37,623

		Shares	Value»
CHINA — (Continued)
	Qingdao East Steel Tower Stock Co. Ltd., Class A	20,700	$51,375
	Qingdao Gon Technology Co. Ltd., Class A	3,900	28,110
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	26,201
Ω	Qingdao Port International Co. Ltd., Class H	113,000	103,299
	Qingdao Rural Commercial Bank Corp., Class A	55,000	24,900
	Qingdao Sentury Tire Co. Ltd., Class A	11,200	30,600
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	9,600	12,939
	Qinhuangdao Port Co. Ltd., Class H	107,500	40,259
*	Qudian, Inc., Sponsored ADR	29,458	140,809
	Renhe Pharmacy Co. Ltd., Class A	38,400	33,523
	Rianlon Corp., Class A	3,300	18,579
	Riyue Heavy Industry Co. Ltd., Class A	17,000	34,739
	Rizhao Port Co. Ltd., Class A	28,000	12,517
*	RongFa Nuclear Equipment Co. Ltd., Class A	44,700	49,660
*	Roshow Technology Co. Ltd., Class A	46,700	58,265
	Runjian Co. Ltd., Class A	4,400	27,214
*	Sansteel Minguang Co. Ltd. Fujian, Class A	70,300	44,268
	Sany Heavy Equipment International Holdings Co. Ltd.	221,000	208,633
*	Seazen Group Ltd.	550,380	155,060
*††	S-Enjoy Service Group Co. Ltd.	73,000	9,864
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	36,900	20,437

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	33,900	$18,056
*	Shaanxi Heimao Coking Co. Ltd., Class A	45,700	27,295
	Shandong Bohui Paper Industrial Co. Ltd., Class A	18,300	12,841
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,000	21,930
	Shandong Dongyue Silicone Material Co. Ltd., Class A	18,700	24,408
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	19,100	16,407
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	21,700	11,348
	Shandong Humon Smelting Co. Ltd., Class A	15,300	28,396
*	Shandong Iron & Steel Co. Ltd., Class A	93,500	21,152
	Shandong Linglong Tyre Co. Ltd., Class A	10,300	22,276
	Shandong Lukang Pharma, Class A	23,200	32,684
	Shandong Pharmaceutical Glass Co. Ltd., Class A	5,800	17,048
	Shandong Publishing & Media Co. Ltd., Class A	20,600	24,204
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	4,100	42,677
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	471,200	329,835
	Shandong Xiantan Co. Ltd., Class A	10,050	8,900
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	36,000	32,229

		Shares	Value»
CHINA — (Continued)
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	22,100	$25,631
*	Shanghai AJ Group Co. Ltd., Class A	37,000	29,240
	Shanghai Bailian Group Co. Ltd., Class A	25,800	32,752
	Shanghai Baosteel Packaging Co. Ltd., Class A	14,500	11,264
	Shanghai Bright Meat Group Co. Ltd., Class A	21,900	20,957
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	10,100	15,511
	Shanghai Datun Energy Resources Co. Ltd., Class A	10,700	20,768
*	Shanghai Electric Group Co. Ltd., Class H	372,000	216,907
	Shanghai Environment Group Co. Ltd., Class A	31,680	36,969
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	73,000	223,604
	Shanghai Huayi Group Co. Ltd., Class A	21,300	23,808
	Shanghai Industrial Holdings Ltd.	61,000	107,080
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	9,900	31,324
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	26,300	22,811
	Shanghai Liangxin Electrical Co. Ltd., Class A	25,200	37,550
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	9,700	36,958
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	113,600	171,042

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Pudong Construction Co. Ltd., Class A	14,700	$16,673
	Shanghai QiFan Cable Co. Ltd., Class A	8,300	21,883
	Shanghai Runda Medical Technology Co. Ltd., Class A	10,500	24,854
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	23,400	34,268
*	Shanghai Stonehill Technology Co. Ltd., Class A	83,500	93,043
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,700	22,599
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	41,200	27,395
	Shanghai Zhonggu Logistics Co. Ltd., Class A	22,500	34,984
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	23,300	25,868
	Shantui Construction Machinery Co. Ltd., Class A	22,000	35,790
	Shanxi Blue Flame Holding Co. Ltd., Class A	23,900	24,335
	Shanxi Coking Co. Ltd., Class A	75,810	45,506
*	Shanxi Guoxin Energy Corp. Ltd., Class A	57,960	28,780
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	15,800	14,948
*	Shanxi Meijin Energy Co. Ltd., Class A	35,100	25,856
*	Shanying International Holding Co. Ltd., Class A	104,000	25,873
	Shenghe Resources Holding Co. Ltd., Class A	21,000	68,584
	Shenma Industry Co. Ltd., Class A	31,900	44,549

		Shares	Value»
CHINA — (Continued)
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	236,800	$104,193
	Shenzhen Agricultural Power Group Co. Ltd., Class A	20,600	24,745
	Shenzhen Airport Co. Ltd., Class A	31,600	32,084
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	15,708
	Shenzhen Colibri Technologies Co. Ltd., Class A	12,200	38,205
	Shenzhen Das Intellitech Co. Ltd., Class A	48,400	22,261
	Shenzhen Desay Battery Technology Co., Class A	6,300	24,886
*	Shenzhen Dynanonic Co. Ltd., Class A	9,300	60,053
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	10,200	10,326
	Shenzhen Gas Corp. Ltd., Class A	23,300	22,009
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	19,471
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,000	15,907
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,100	47,078
	Shenzhen International Holdings Ltd.	176,825	183,295
*	Shenzhen Investment Ltd.	224,068	24,218
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	32,667
*	Shenzhen Jinjia Group Co. Ltd., Class A	41,500	26,035
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	11,100	26,843

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	10,500	$24,260
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,200	37,968
	Shenzhen Leaguer Co. Ltd., Class A	24,800	32,159
	Shenzhen Microgate Technology Co. Ltd., Class A	18,000	32,111
	Shenzhen Noposin Crop Science Co. Ltd., Class A	12,400	21,255
	Shenzhen Senior Technology Material Co. Ltd., Class A	27,600	55,240
	Shenzhen United Winners Laser Co. Ltd., Class A	10,977	40,225
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,100	29,882
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	68,200	52,867
	Shenzhou International Group Holdings Ltd.	56,800	490,287
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	2,000	18,207
	Shinva Medical Instrument Co. Ltd., Class A	7,930	17,319
	Shiyue Daotian Group Co. Ltd., Class H	18,000	19,427
	Shoucheng Holdings Ltd.	466,000	130,946
	Shougang Fushan Resources Group Ltd.	421,416	165,346
	Shui On Land Ltd.	631,500	57,619
	Sichuan EM Technology Co. Ltd., Class A	17,500	49,032
*	Sichuan Haite High-tech Co. Ltd., Class A	15,500	27,340

		Shares	Value»
CHINA — (Continued)
	Sichuan Hebang Biotechnology Co. Ltd., Class A	91,160	$27,924
*	Sichuan Hexie Shuangma Co. Ltd., Class A	13,900	39,744
*	Sichuan Lutianhua Co. Ltd., Class A	37,800	22,794
	Sichuan Yahua Industrial Group Co. Ltd., Class A	14,000	39,996
	Sihuan Pharmaceutical Holdings Group Ltd.	584,000	111,313
	SIIC Environment Holdings Ltd. (807 HK)	193,000	27,804
Ω	Simcere Pharmaceutical Group Ltd.	84,000	133,790
*	Sinic Holdings Group Co. Ltd.	28,000	0
	Sino Biopharmaceutical Ltd.	1,369,000	1,247,066
	Sinofert Holdings Ltd.	464,000	90,733
	Sinomach Automobile Co. Ltd., Class A	21,400	18,759
	Sinomach Precision Industry Group Co. Ltd., Class A	10,700	43,074
	Sinopec Engineering Group Co. Ltd., Class H	282,500	266,116
	Sinopec Kantons Holdings Ltd.	230,000	118,970
*	Sinopec Oilfield Equipment Corp., Class A	25,600	26,150
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	454,000	77,705
	Sinopharm Group Co. Ltd., Class H	259,200	646,073
	Sino-Platinum Metals Co. Ltd., Class A	10,660	24,912
	Sinosteel Engineering & Technology Co. Ltd., Class A	12,000	10,796
	Sinosteel New Materials Co. Ltd., Class A	12,100	18,630
#	Sinotrans Ltd., Class H	393,000	267,126

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinotruk Hong Kong Ltd.	114,000	$380,855
	Sinotruk Jinan Truck Co. Ltd., Class A	13,400	34,189
	Skyworth Digital Co. Ltd., Class A	15,900	30,383
#*	Skyworth Group Ltd.	38,000	19,258
Ω	Smoore International Holdings Ltd.	71,000	119,573
	Snowsky Salt Industry Group Co. Ltd., Class A	24,200	19,392
	Southern Publishing & Media Co. Ltd., Class A	5,800	11,532
#	SSY Group Ltd.	270,000	107,782
	Stanley Agricultural Group Co. Ltd., Class A	22,000	30,145
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	47,700	48,185
	STO Express Co. Ltd., Class A	13,600	29,603
	Sumec Corp. Ltd., Class A	29,000	46,102
	Sun Art Retail Group Ltd.	472,000	114,699
	Sun King Technology Group Ltd.	218,000	56,703
	Suning Universal Co. Ltd., Class A	67,314	24,123
	Sunrise Group Co. Ltd., Class A	27,700	22,507
*	Sunshine Lake Pharma Co. Ltd.	15,553	91,671
	Sunstone Development Co. Ltd., Class A	10,000	34,613
	Suntak Technology Co. Ltd., Class A	18,900	37,837
	Sunward Intelligent Equipment Co. Ltd., Class A	24,500	45,623
	Suzhou Anjie Technology Co. Ltd., Class A	13,800	26,999
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	39,700	18,971
#	SY Holdings Group Ltd.	78,000	113,303

		Shares	Value»
CHINA — (Continued)
*	Taiyuan Heavy Industry Co. Ltd., Class A	45,700	$17,862
*	Tangrenshen Group Co. Ltd., Class A	32,900	22,068
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	32,100	25,718
	Tayho Advanced Materials Group Co. Ltd., Class A	19,200	27,094
	TCL Electronics Holdings Ltd.	209,000	248,149
	TDG Holdings Co. Ltd., Class A	21,000	30,335
	Tencent Music Entertainment Group, ADR	9,792	218,557
	Three’s Co. Media Group Co. Ltd., Class A	6,700	27,131
	Tian An China Investment Co. Ltd.	123,000	71,896
*††	Tian Shan Development Holding Ltd.	52,000	0
	Tiande Chemical Holdings Ltd.	156,000	28,773
	Tiangong International Co. Ltd.	308,000	116,641
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	34,025
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	47,200	25,347
	Tianjin Port Co. Ltd., Class A	33,200	22,443
	Tianjin Port Development Holdings Ltd.	526,000	48,155
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	10,400	31,519
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	47,200	28,171
	Tianneng Power International Ltd.	122,000	135,247
*	Tianqi Lithium Corp., Class H	26,800	164,742

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tianrun Industry Technology Co. Ltd., Class A	35,200	$31,524
*	Tibet Water Resources Ltd.	197,000	15,977
	Tinergy Chemical Co. Ltd., Class A	65,400	51,301
	Tofflon Science & Technology Group Co. Ltd., Class A	14,900	35,510
	Toly Bread Co. Ltd., Class A	27,100	20,764
	Tomson Group Ltd.	94,334	32,848
#	Tong Ren Tang Technologies Co. Ltd., Class H	116,000	69,222
	Tongcheng Travel Holdings Ltd.	42,800	117,777
	Tongdao Liepin Group	61,600	25,238
	Tongguan Gold Group Ltd.	112,000	38,994
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	40,438
	Tongyu Heavy Industry Co. Ltd., Class A	63,900	27,668
	Topsec Technologies Group, Inc., Class A	35,200	51,590
Ω	Topsports International Holdings Ltd.	345,000	136,732
	Transfar Zhilian Co. Ltd., Class A	38,900	34,144
	TravelSky Technology Ltd., Class H	135,000	177,660
	Triangle Tyre Co. Ltd., Class A	9,700	20,160
	Tsingtao Brewery Co. Ltd., Class H	54,000	364,961
	TSP Wind Power Group Co. Ltd.	12,000	14,310
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	67,200	661
	Unilumin Group Co. Ltd., Class A	28,700	29,750
#	Uni-President China Holdings Ltd.	135,000	146,157
#††	Untrade.China Dili	334,200	5,324
	Valiant Co. Ltd., Class A	14,100	27,763

		Shares	Value»
CHINA — (Continued)
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	11,500	$33,608
	Vatti Corp. Ltd., Class A	19,300	17,338
	Victory Giant Technology Huizhou Co. Ltd., Class A	6,900	283,827
	Vipshop Holdings Ltd., ADR	62,902	1,100,156
*Ω	Viva Biotech Holdings	133,500	41,870
	Walvax Biotechnology Co. Ltd., Class A	13,200	22,692
	Wangneng Environment Co. Ltd., Class A	10,100	24,269
	Wanguo Gold Group Ltd.	64,000	251,948
	Wasion Holdings Ltd.	124,000	199,510
	Wasu Media Holding Co. Ltd., Class A	24,500	27,174
	Weibo Corp. (9898 HK), Class A	13,880	151,767
	Weichai Power Co. Ltd., Class H	342,000	706,674
	Weifu High-Technology Group Co. Ltd., Class A	12,200	36,812
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	15,100	21,716
	Wellhope Foods Co. Ltd., Class A	18,200	19,626
	Wencan Group Co. Ltd., Class A	7,200	21,879
	West China Cement Ltd.	394,000	150,569
	Wharf Holdings Ltd.	47,000	123,650
	Windey Energy Technology Group Co. Ltd., Class A	10,400	26,702
	Wolong Electric Group Co. Ltd., Class A	15,480	105,120
	Wuhu Token Science Co. Ltd., Class A	41,900	36,550
	Wuling Motors Holdings Ltd.	140,000	9,188
	Wushang Group Co. Ltd., Class A	19,800	27,796
*Ω	Wuxi Biologics Cayman, Inc.	721,500	3,365,143

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuxi Boton Technology Co. Ltd., Class A	9,700	$31,763
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	14,900	32,394
	Wuxi Paike New Materials Technology Co. Ltd., Class A	1,700	16,690
	Wuxi Rural Commercial Bank Co. Ltd., Class A	28,400	24,233
	Wuxi Taiji Industry Ltd. Co., Class A	23,200	28,273
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	173,000	22,275
	Xiamen Bank Co. Ltd., Class A	54,200	53,715
	Xiamen Changelight Co. Ltd., Class A	25,000	41,996
	Xiamen ITG Group Corp. Ltd., Class A	23,400	21,314
	Xiamen Xiangyu Co. Ltd., Class A	31,300	36,531
	Xi’An Shaangu Power Co. Ltd., Class A	26,300	32,165
	Xiandai Investment Co. Ltd., Class A	38,000	22,634
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,300	32,764
	Xianhe Co. Ltd., Class A	11,300	36,324
	Xilinmen Furniture Co. Ltd., Class A	7,500	18,031
	Xinfengming Group Co. Ltd., Class A	28,900	64,599
	Xingfa Aluminium Holdings Ltd.	20,000	20,031
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	83,221
	Xinjiang Communications Construction Group Co. Ltd., Class A	10,600	28,185
	Xinjiang Joinworld Co. Ltd., Class A	18,800	21,424
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	46,300	30,654

		Shares	Value»
CHINA — (Continued)
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	$50,592
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	22,500	28,726
	Xinxiang Chemical Fiber Co. Ltd., Class A	32,600	20,044
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,883	47,398
#	Xinyi Energy Holdings Ltd.	556,792	90,910
	Xinyi Solar Holdings Ltd.	139,852	64,443
	Xinyu Iron & Steel Co. Ltd., Class A	47,700	28,172
*	Xinzhi Group Co. Ltd., Class A	13,100	52,722
	Xtep International Holdings Ltd.	294,461	213,224
*	Xunlei Ltd., ADR	12,789	113,950
	Yangling Metron New Material, Inc., Class A	9,380	21,956
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	34,500	158,098
	Yankuang Energy Group Co. Ltd., Class H	412,000	565,612
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,800	11,481
*	Yatsen Holding Ltd., ADR	17,343	123,135
*	Yeahka Ltd.	34,000	37,914
	Yechiu Metal Recycling China Ltd., Class A	70,100	30,840
*	Yibin Tianyuan Group Co. Ltd., Class A	14,900	12,193
	Yihai International Holding Ltd.	13,000	19,946
	Yiren Digital Ltd., Sponsored ADR	19,865	110,847
Ω	Yixin Group Ltd.	525,500	153,173
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,500	12,251

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
CHINA — (Continued)
Yonfer Agricultural Technology Co. Ltd., Class A	22,900	$47,873
Yongjin Technology Group Co. Ltd.	6,800	17,521
Yotrio Group Co. Ltd., Class A	63,800	34,610
Yuexiu Services Group Ltd.	90,500	29,573
Yueyang Forest & Paper Co. Ltd., Class A	24,600	15,393
Yum China Holdings, Inc. (YUMC US)	2,962	128,136
YUNDA Holding Group Co. Ltd., Class A	42,000	43,008
Yunnan Energy Investment Co. Ltd., Class A	11,700	19,985
Yusys Technologies Co. Ltd., Class A	9,500	32,006
Yutong Bus Co. Ltd., Class A	13,000	59,069
Zengame Technology Holding Ltd.	62,000	18,541
Zhefu Holding Group Co. Ltd., Class A	68,100	39,326
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	45,286
Zhejiang Communications Technology Co. Ltd., Class A	58,320	34,260
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,300	31,109
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	15,400	29,453
Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	14,000	27,097
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	9,700	12,950
Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	15,600	17,229

	Shares	Value»
CHINA — (Continued)
Zhejiang Hailiang Co. Ltd., Class A	17,500	$28,307
Zhejiang HangKe Technology, Inc. Co., Class A	8,981	41,273
Zhejiang Hangmin Co. Ltd., Class A	13,700	13,767
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	18,800	29,620
Zhejiang Huace Film & Television Co. Ltd., Class A	54,800	59,163
Zhejiang Huangma Technology Co. Ltd., Class A	15,200	38,976
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	17,494
Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,400	50,570
Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	61,677
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	9,800	27,484
Zhejiang Medicine Co. Ltd., Class A	8,405	17,212
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	43,280	43,659
Zhejiang Runtu Co. Ltd., Class A	10,300	10,600
Zhejiang Semir Garment Co. Ltd., Class A	33,700	25,619
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	28,000	21,573
Zhejiang Taihua New Material Group Co. Ltd., Class A	18,100	22,507
Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,100	18,786

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Wanliyang Co. Ltd., Class A	29,800	$37,738
	Zhejiang Wanma Co. Ltd., Class A	15,300	38,632
	Zhejiang Wansheng Co. Ltd., Class A	8,600	13,706
	Zhejiang XCC Group Co. Ltd., Class A	5,900	38,088
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	13,900	18,509
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	21,700	30,741
	Zhejiang Xinao Textiles, Inc., Class A	19,200	21,586
	Zhende Medical Co. Ltd., Class A	3,900	52,108
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	31,100	23,586
	Zhewen Interactive Group Co. Ltd., Class A	33,900	41,666
*	Zhihu, Inc.	8,200	11,576
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	138,200	297,568
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	56,877
#	Zhongsheng Group Holdings Ltd.	150,500	237,579
*††	Zhongtian Financial Group Co. Ltd., Class A	95,600	0
	Zhongyuan Environment-Protection Co. Ltd., Class A	15,700	19,412
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	151,500	35,547
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	65,200	331,354
	Zhuzhou Kibing Group Co. Ltd., Class A	55,100	54,992
	Zhuzhou Times New Material Technology Co. Ltd., Class A	6,300	12,928

		Shares	Value»
CHINA — (Continued)
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	57,600	$38,953
#Ω	ZJLD Group, Inc.	46,000	51,690
	ZJMI Environmental Energy Co. Ltd., Class A	13,100	26,042
	ZMJ Group Co. Ltd., Class H	34,200	94,409
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	250,200	241,576
	ZTO Express Cayman, Inc. (2057 HK)	48,200	889,231

TOTAL CHINA			92,638,975

COLOMBIA — (0.2%)
	Almacenes Exito SA	13,276	12,743
*	Corp. Financiera Colombiana SA	52,491	248,111
	Grupo Argos SA	36,020	162,595
	Grupo de Inversiones Suramericana SA	8,496	103,283
	Mineros SA	9,415	33,218

TOTAL COLOMBIA			559,950

FRANCE — (0.1%)
	Carrefour SA, BDR	12,212	193,669

GREECE — (0.7%)
	Alpha Bank SA	252,527	989,959
	Autohellas Tourist & Trading SA	2,338	29,813
	Avax SA	5,249	14,501
	Bank of Greece	2,693	45,961
	Ellaktor SA	5,435	9,752
	ElvalHalcor SA	9,981	36,787
	Fourlis Holdings SA	5,499	26,009
	GEK Terna SA	5,473	146,074
	Hellenic Exchanges - Athens Stock Exchange SA	1,759	12,650
	Helleniq Energy Holdings SA	12,846	112,988
#	Intracom Holdings SA	8,294	31,944
*	LAMDA Development SA	9,148	78,027
	Motor Oil Hellas Corinth Refineries SA	8,499	254,694
	Piraeus Port Authority SA	1,053	52,191

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
GREECE — (Continued)
Sarantis SA	1,609	$23,390
Titan SA (TITC GA)	5,440	243,577

TOTAL GREECE		2,108,317

HONG KONG — (0.0%)
Truly International Holdings Ltd.	258,000	37,815

HUNGARY — (0.1%)
Richter Gedeon Nyrt	8,865	273,078

INDIA — (18.1%)
360 ONE WAM Ltd.	15,309	186,881
63 Moons Technologies Ltd.	3,396	30,469
Aarti Drugs Ltd.	7,935	43,825
Aarti Pharmalabs Ltd.	3,849	36,729
* Aavas Financiers Ltd.	6,299	117,000
ACC Ltd.	11,413	241,362
Action Construction Equipment Ltd.	6,469	80,245
ADF Foods Ltd.	11,510	28,665
* Aditya Birla Capital Ltd.	73,935	270,801
Aditya Birla Real Estate Ltd.	8,265	176,010
Advanced Enzyme Technologies Ltd.	6,682	23,098
Advent Hotels International Pvt Ltd.	1,444	5,087
Aegis Logistics Ltd.	20,735	174,236
* Aether Industries Ltd.	2,729	23,127
AGI Greenpac Ltd.	3,184	29,473
Ahluwalia Contracts India Ltd.	3,784	40,414
AIA Engineering Ltd.	5,562	204,459
Ajanta Pharma Ltd.	3,566	99,220
Alembic Pharmaceuticals Ltd.	8,442	85,473
Alkem Laboratories Ltd.	4,259	263,182
Allcargo Logistics Ltd.	29,876	11,547
Amara Raja Energy & Mobility Ltd.	17,864	202,179
* Amber Enterprises India Ltd.	2,627	237,470
Anant Raj Ltd.	16,935	122,771
Angel One Ltd.	3,622	101,798
Apar Industries Ltd.	1,978	193,051
APL Apollo Tubes Ltd.	963	19,481
Apollo Pipes Ltd.	1,969	6,865
Apollo Tyres Ltd.	58,316	329,122

		Shares	Value»
INDIA — (Continued)
	Aptus Value Housing Finance India Ltd.	13,027	$46,747
	Arvind Fashions Ltd.	4,486	25,371
	Arvind Ltd.	22,037	79,438
	Asahi India Glass Ltd.	7,855	81,536
	Ashapura Minechem Ltd.	2,747	20,587
	Ashiana Housing Ltd.	6,134	19,346
	Ashok Leyland Ltd.	375,726	597,790
*	Ashoka Buildcon Ltd.	22,830	52,790
Ω	Aster DM Healthcare Ltd.	20,067	153,205
	Astra Microwave Products Ltd.	3,585	42,114
	Atul Ltd.	1,372	89,200
Ω	AU Small Finance Bank Ltd.	22,943	226,207
	Aurobindo Pharma Ltd.	52,623	678,063
	Automotive Axles Ltd.	879	16,814
	Avanti Feeds Ltd.	6,008	47,151
*	AWL Agri Business Ltd.	20,545	63,365
*	Bajaj Consumer Care Ltd.	14,499	45,244
	Bajaj Electricals Ltd.	1,413	8,097
*	Bajaj Hindusthan Sugar Ltd.	120,090	29,852
	Bajaj Holdings & Investment Ltd.	3,593	498,388
	Balkrishna Industries Ltd.	10,726	275,875
	Balmer Lawrie & Co. Ltd.	10,274	23,305
	Balrampur Chini Mills Ltd.	24,145	124,609
	Banco Products India Ltd.	3,038	24,281
Ω	Bandhan Bank Ltd.	38,805	68,316
	Bank of India	87,859	138,501
	Bank of Maharashtra	86,887	57,826
	Bannari Amman Sugars Ltd.	715	28,971
	BASF India Ltd.	1,446	71,816
	BEML Ltd.	3,138	154,979
	Bhansali Engineering Polymers Ltd.	32,989	36,632
	Bharat Bijlee Ltd.	1,034	35,218
	Bharat Forge Ltd.	2,085	30,992
	Bharat Heavy Electricals Ltd.	134,812	401,247
	Bharat Rasayan Ltd.	47	5,728
	Biocon Ltd.	29,653	124,522
	Birla Corp. Ltd.	5,943	78,417

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	BirlaNu Ltd.	799	$17,216
	Birlasoft Ltd.	27,719	115,718
*	Bluspring Enterprises Ltd.	11,307	10,263
	Bombay Burmah Trading Co.	3,632	81,104
*	Borosil Scientific Ltd.	1,599	2,467
	Bosch Ltd.	925	388,181
	Brigade Enterprises Ltd.	14,693	171,389
*	Brightcom Group Ltd.	196,745	30,156
	BSE Ltd.	24,030	671,592
	Can Fin Homes Ltd.	13,719	133,235
	Canara Bank	358,790	552,024
*	Capacit’e Infraprojects Ltd.	12,960	41,684
	Caplin Point Laboratories Ltd.	4,054	92,564
	Carborundum Universal Ltd.	2,630	26,751
	Care Ratings Ltd.	3,111	56,001
*	Cartrade Tech Ltd.	2,827	95,461
	CCL Products India Ltd.	7,811	75,786
	Ceat Ltd.	5,123	232,354
	Cemindia Projects Ltd.	21,907	200,426
	Century Plyboards India Ltd.	2,114	17,926
	Chambal Fertilisers & Chemicals Ltd.	29,578	160,176
	Cholamandalam Financial Holdings Ltd.	15,121	324,234
	Cholamandalam Investment & Finance Co. Ltd.	2,377	45,537
	CIE Automotive India Ltd.	20,010	96,990
*	Cigniti Technologies Ltd.	1,547	30,037
	Cipla Ltd.	2,237	37,832
	City Union Bank Ltd.	66,775	169,470
	CMS Info Systems Ltd.	14,556	61,045
Ω	Cochin Shipyard Ltd.	19,212	387,307
	Container Corp. of India Ltd.	47,778	294,294
	Coromandel International Ltd.	17,834	428,946
	Cosmo First Ltd.	2,466	23,039
	Craftsman Automation Ltd.	178	13,363
*	CreditAccess Grameen Ltd.	8,071	128,184

		Shares	Value»
INDIA — (Continued)
	Crompton Greaves Consumer Electricals Ltd.	20,000	$63,678
*	CSB Bank Ltd.	13,783	64,424
	Cummins India Ltd.	1,676	82,069
	Cyient Ltd.	10,301	135,166
	Dalmia Bharat Ltd.	13,110	309,697
	DB Corp. Ltd.	6,805	20,570
	DCB Bank Ltd.	57,328	102,067
	DCM Shriram Ltd.	5,586	80,743
	DCW Ltd.	20,413	14,548
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,075	135,254
	Deepak Nitrite Ltd.	3,617	70,189
*	Delhivery Ltd.	38,958	204,687
	Delta Corp. Ltd.	17,415	15,277
	Dhanuka Agritech Ltd.	1,649	25,341
*	Digitide Solutions Ltd.	11,307	20,286
Ω	Dilip Buildcon Ltd.	2,926	16,302
*	Dishman Carbogen Amcis Ltd.	4,884	16,028
	Dodla Dairy Ltd.	745	10,862
#	Dr. Reddy’s Laboratories Ltd., ADR	15,001	199,363
	Dwarikesh Sugar Industries Ltd.	25,289	12,373
	eClerx Services Ltd.	3,096	164,930
	Edelweiss Financial Services Ltd.	91,879	117,240
*	EID Parry India Ltd.	13,557	164,201
	EIH Ltd.	16,018	70,295
	Electrosteel Castings Ltd.	67,971	69,932
*	Embassy Developments Ltd.	61,816	64,900
Ω	Endurance Technologies Ltd.	4,098	130,989
	Engineers India Ltd.	54,368	123,215
	Epigral Ltd.	2,451	46,636
	EPL Ltd.	16,493	37,457
*Ω	Equitas Small Finance Bank Ltd.	33,942	21,839
Ω	Eris Lifesciences Ltd.	5,181	93,182
	Escorts Kubota Ltd.	7,272	309,535
*	Eureka Forbes Ltd.	2,799	17,551
	Exide Industries Ltd.	67,801	291,762
	FDC Ltd.	8,552	44,657
	Federal Bank Ltd.	298,315	794,598
	FIEM Industries Ltd.	2,550	59,839
*	Fino Payments Bank Ltd.	2,776	8,843
	Finolex Cables Ltd.	10,965	97,144

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Finolex Industries Ltd.	45,245	$95,495
	Firstsource Solutions Ltd.	40,640	162,003
	Force Motors Ltd.	534	106,432
	Fortis Healthcare Ltd.	67,232	775,584
	Gabriel India Ltd.	14,644	209,440
	GAIL India Ltd. (GAIL IN)	60,425	123,932
	Galaxy Surfactants Ltd.	1,265	31,753
	Ganesh Housing Ltd.	2,074	19,350
	Ganesha Ecosphere Ltd.	871	11,856
	Garware Technical Fibres Ltd.	6,175	53,036
	Gateway Distriparks Ltd.	53,007	38,165
	GHCL Ltd.	12,047	86,385
	GHCL Textiles Ltd.	12,047	10,504
	GIC Housing Finance Ltd.	4,685	9,230
Ω	Gland Pharma Ltd.	1,842	40,028
	Glenmark Pharmaceuticals Ltd.	25,269	538,079
	Godawari Power & Ispat Ltd.	29,870	94,773
	Godfrey Phillips India Ltd.	6,807	236,209
Ω	Godrej Agrovet Ltd.	5,663	42,397
*	Godrej Industries Ltd.	12,487	156,175
	Granules India Ltd.	23,190	147,887
	Graphite India Ltd.	13,925	97,668
	Great Eastern Shipping Co. Ltd.	17,366	214,691
	Greaves Cotton Ltd.	10,604	27,200
	Greenlam Industries Ltd.	2,510	7,488
	Greenpanel Industries Ltd.	7,462	24,049
	Greenply Industries Ltd.	3,563	12,241
	Gujarat Alkalies & Chemicals Ltd.	2,672	17,208
	Gujarat Ambuja Exports Ltd.	22,550	26,787
	Gujarat Fluorochemicals Ltd.	3,294	138,940
	Gujarat Mineral Development Corp. Ltd.	17,056	113,798

		Shares	Value»
INDIA — (Continued)
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	11,508	$65,089
	Gujarat Pipavav Port Ltd.	41,924	78,678
	Gujarat State Fertilizers & Chemicals Ltd.	32,270	69,327
	Gujarat State Petronet Ltd.	48,339	168,380
	Gulf Oil Lubricants India Ltd.	1,818	25,314
	Happiest Minds Technologies Ltd.	4,925	28,546
	HBL Engineering Ltd.	11,243	126,871
*	HealthCare Global Enterprises Ltd.	5,478	46,082
	HEG Ltd.	13,190	87,461
	HeidelbergCement India Ltd.	9,938	21,926
	Heritage Foods Ltd.	14,892	80,924
	Hero MotoCorp Ltd. (HMCL IN)	9,901	618,692
	HFCL Ltd.	136,955	113,208
	HG Infra Engineering Ltd.	2,995	31,007
	Hikal Ltd.	4,944	13,305
	Himadri Speciality Chemical Ltd.	40,762	220,390
Ω	Home First Finance Co. India Ltd.	3,404	45,821
	Honda India Power Products Ltd.	495	14,546
Ω	ICICI Lombard General Insurance Co. Ltd.	6,129	138,177
	ICRA Ltd.	640	46,143
	IDFC First Bank Ltd.	828,466	762,172
	IIFL Capital Services Ltd.	10,171	39,311
*	IIFL Finance Ltd.	26,871	161,787
*	India Cements Ltd.	13,703	61,943
	India Glycols Ltd.	5,320	57,911
	Indian Bank	44,284	428,382
Ω	Indian Railway Finance Corp. Ltd.	152,813	212,063
	Indo Count Industries Ltd.	9,730	31,206
*	Indus Towers Ltd.	155,267	637,059
*	Infibeam Avenues Ltd.	226,240	46,114
	Info Edge India Ltd.	32,875	508,893
*	Inox Wind Ltd.	10,597	18,466
	Intellect Design Arena Ltd.	9,038	114,743
	Ipca Laboratories Ltd.	19,348	276,736

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	IRCON International Ltd.	43,270	$82,551
	ISGEC Heavy Engineering Ltd.	2,819	27,800
	J Kumar Infraprojects Ltd.	8,134	60,593
	Jagran Prakashan Ltd.	20,306	16,587
	Jammu & Kashmir Bank Ltd.	59,754	71,392
	Jamna Auto Industries Ltd.	26,376	28,109
	JB Chemicals & Pharmaceuticals Ltd.	1,201	22,690
	Jindal Saw Ltd.	73,248	144,800
	Jindal Stainless Ltd.	67,116	569,740
	Jindal Steel Ltd.	48,771	586,418
	JK Cement Ltd.	4,807	337,226
	JK Lakshmi Cement Ltd.	9,249	90,669
	JK Paper Ltd.	13,452	60,469
	JK Tyre & Industries Ltd.	16,774	81,412
	JM Financial Ltd.	85,680	158,001
	JSW Energy Ltd.	49,563	294,588
	JTEKT India Ltd.	12,052	21,167
	Jubilant Ingrevia Ltd.	16,322	126,780
	Jubilant Pharmova Ltd.	12,752	156,505
*	Just Dial Ltd.	2,955	25,702
	Jyothy Labs Ltd.	16,518	58,584
	Kajaria Ceramics Ltd.	1,541	20,847
	Kalpataru Projects International Ltd.	11,825	167,184
	Kalyani Steels Ltd.	5,570	54,379
	Kansai Nerolac Paints Ltd.	25,838	72,484
	Karnataka Bank Ltd.	66,443	134,292
	Karur Vysya Bank Ltd.	84,176	230,934
	Kaveri Seed Co. Ltd.	2,474	29,037
	KCP Ltd.	12,677	29,129
	KDDL Ltd.	114	3,213
	KEC International Ltd.	15,776	145,172
	KEI Industries Ltd.	1,069	48,458
	Kennametal India Ltd.	656	15,408
	Kewal Kiran Clothing Ltd.	1,817	10,580
	Keystone Realtors Ltd.	1,470	9,440
	Kirloskar Brothers Ltd.	5,543	117,199
	Kirloskar Ferrous Industries Ltd.	6,216	35,963
	Kirloskar Oil Engines Ltd.	10,741	120,875

		Shares	Value»
INDIA — (Continued)
	Kirloskar Pneumatic Co. Ltd.	2,651	$33,418
	Kitex Garments Ltd.	3,573	8,397
	KNR Constructions Ltd.	19,028	38,907
	Kovai Medical Center & Hospital Ltd.	977	70,476
	KPR Mill Ltd.	10,562	127,134
	KRBL Ltd.	9,467	39,819
	Krsnaa Diagnostics Ltd.	1,854	16,210
	KSB Ltd.	6,625	59,174
	L&T Finance Ltd.	125,185	381,360
	LA Opala RG Ltd.	3,233	8,357
Ω	Laurus Labs Ltd.	5,430	58,403
	LG Balakrishnan & Bros Ltd.	4,876	77,974
	LIC Housing Finance Ltd.	52,307	337,125
	Linde India Ltd.	621	42,021
	LMW Ltd.	407	72,094
	LT Foods Ltd.	25,353	120,036
	Lumax Auto Technologies Ltd.	4,144	52,730
	Lumax Industries Ltd.	360	20,183
	Lupin Ltd.	29,069	645,650
	LUX Industries Ltd.	482	6,942
	Maharashtra Scooters Ltd.	720	122,402
	Maharashtra Seamless Ltd.	9,160	58,670
	Mahindra & Mahindra Financial Services Ltd.	94,550	335,940
	Mahindra Lifespace Developers Ltd.	16,834	73,242
Ω	Mahindra Logistics Ltd.	6,191	24,506
*	Man Industries India Ltd.	4,449	20,666
	Man Infraconstruction Ltd.	20,147	33,660
	Manappuram Finance Ltd.	86,581	264,006
	Marksans Pharma Ltd.	51,545	106,227
Ω	MAS Financial Services Ltd.	8,817	30,284
	Mastek Ltd.	2,382	57,363
	Mayur Uniquoters Ltd.	2,174	13,192
	Mazagon Dock Shipbuilders Ltd.	4,412	135,929
*	Medplus Health Services Ltd.	3,246	27,833
	Minda Corp. Ltd.	10,408	66,073

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Mishra Dhatu Nigam Ltd.	11,441	$49,466
	MOIL Ltd.	10,893	44,866
	Monte Carlo Fashions Ltd.	1,697	13,378
	Morepen Laboratories Ltd.	76,735	41,133
	Motilal Oswal Financial Services Ltd.	26,176	287,780
	Mphasis Ltd.	10,099	313,407
	MRF Ltd.	327	581,699
	Muthoot Finance Ltd.	19,462	700,025
	Natco Pharma Ltd.	13,343	123,119
	National Aluminium Co. Ltd.	131,702	346,732
	Nava Ltd.	24,941	173,793
	Navneet Education Ltd.	13,541	24,592
	NCC Ltd.	75,278	180,454
	NESCO Ltd.	3,096	47,845
	Neuland Laboratories Ltd.	878	163,555
	NIIT Learning Systems Ltd.	11,898	43,930
	NIIT Ltd.	11,898	13,969
	Nilkamal Ltd.	1,015	17,258
Ω	Nippon Life India Asset Management Ltd.	11,787	116,093
	NMDC Ltd.	435,198	370,824
*	NMDC Steel Ltd.	99,766	48,220
	NOCIL Ltd.	9,917	20,644
	NRB Bearings Ltd.	5,264	16,230
	Nucleus Software Exports Ltd.	803	9,103
	Nuvama Wealth Management Ltd.	1,025	82,170
	Oberoi Realty Ltd.	18,904	378,221
	One 97 Communications Ltd.	19,589	286,745
*	Onesource Specialty Pharma Ltd.	6,330	131,847
	Oracle Financial Services Software Ltd.	1,172	112,455
	Orient Cement Ltd.	14,411	34,766
	Oriental Hotels Ltd.	9,781	13,555
	Paisalo Digital Ltd.	74,660	31,851
	Panama Petrochem Ltd.	4,921	14,788
	Patanjali Foods Ltd.	35,949	243,975
*	Patel Engineering Ltd.	53,331	22,410
*	PC Jeweller Ltd.	554,610	72,690
	PCBL Chemical Ltd.	5,140	20,941

		Shares	Value»
INDIA — (Continued)
*	Pennar Industries Ltd.	6,497	$19,122
	Persistent Systems Ltd.	776	51,680
	Petronet LNG Ltd.	133,201	421,700
	PG Electroplast Ltd.	3,992	25,658
	Phoenix Mills Ltd.	27,594	525,318
	PI Industries Ltd.	7,001	282,167
*	Piramal Finance Ltd.	11,577	146,611
	Piramal Pharma Ltd.	78,799	178,079
	PIX Transmissions Ltd.	265	4,390
Ω	PNB Housing Finance Ltd.	16,208	169,533
	PNC Infratech Ltd.	13,272	41,907
	Pokarna Ltd.	1,954	20,025
	Polyplex Corp. Ltd.	2,859	30,746
*	Poonawalla Fincorp Ltd.	32,873	178,247
	Power Finance Corp. Ltd.	129,145	586,034
	Power Mech Projects Ltd.	1,572	44,075
	Praj Industries Ltd.	4,375	16,592
	Prakash Industries Ltd.	12,834	23,696
Ω	Prataap Snacks Ltd.	1,973	24,360
	Prestige Estates Projects Ltd.	26,383	520,327
*	Pricol Ltd.	18,565	110,535
*	Prism Johnson Ltd.	45,272	77,359
	Privi Speciality Chemicals Ltd.	741	24,250
*	PSP Projects Ltd.	1,063	11,028
*	PTC India Financial Services Ltd.	31,087	12,733
	PTC India Ltd.	49,707	94,039
*	Puravankara Ltd.	7,743	23,272
*	PVR Inox Ltd.	7,668	103,781
Ω	Quess Corp. Ltd.	11,307	30,523
	Radico Khaitan Ltd.	657	23,185
	Rain Industries Ltd.	35,316	53,059
	Rallis India Ltd.	10,770	31,309
	Ramco Cements Ltd.	16,711	195,176
	Ramco Industries Ltd.	6,510	25,813
*	Ramco Systems Ltd.	2,857	20,091
	Ramkrishna Forgings Ltd.	6,538	39,907
*	Ramky Infrastructure Ltd.	1,161	8,282
	Rane Holdings Ltd.	1,439	24,977
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	38,203
	Ratnamani Metals & Tubes Ltd.	1,125	30,585

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Raymond Lifestyle Ltd.	4,978	$66,235
*	Raymond Ltd.	6,223	40,344
*	Raymond Realty Ltd.	6,223	43,293
Ω	RBL Bank Ltd.	76,650	281,395
	REC Ltd.	52,473	221,615
	Redington Ltd.	100,750	288,458
	Redtape Ltd.	12,120	18,566
*	Reliance Power Ltd.	456,424	237,193
*	Religare Enterprises Ltd.	12,051	35,849
	Repco Home Finance Ltd.	8,101	38,124
	Responsive Industries Ltd.	4,608	10,159
	RITES Ltd.	14,980	41,327
	Rossari Biotech Ltd.	1,951	14,055
*	Sagar Cements Ltd.	4,388	11,097
	Saksoft Ltd.	283	622
	Samvardhana Motherson International Ltd.	119,208	141,447
	Sandhar Technologies Ltd.	1,690	9,726
	Sanghvi Movers Ltd.	4,064	18,123
Ω	Sansera Engineering Ltd.	2,696	45,639
	Sarda Energy & Minerals Ltd.	14,770	88,028
	Saregama India Ltd.	5,067	25,830
	Sasken Technologies Ltd.	747	11,557
	Savita Oil Technologies Ltd.	2,310	10,312
*	SBFC Finance Ltd.	13,226	17,058
	SBI Cards & Payment Services Ltd.	14,607	144,835
	Schaeffler India Ltd.	1,175	53,343
*	SEPC Ltd.	12,250	960
Ω	SH Kelkar & Co. Ltd.	5,846	14,525
	Shakti Pumps India Ltd.	5,610	51,784
	Sharda Cropchem Ltd.	3,090	30,102
	Sharda Motor Industries Ltd.	1,426	16,649
*	Sheela Foam Ltd.	2,041	15,989
	Shilpa Medicare Ltd.	12,786	50,649
	Shipping Corp. of India Land & Assets Ltd.	25,479	14,633
	Shipping Corp. of India Ltd.	25,479	74,329
	Shree Cement Ltd.	101	32,208
	Shriram Finance Ltd.	137,267	1,161,437

		Shares	Value»
INDIA — (Continued)
	Shriram Pistons & Rings Ltd.	441	$12,975
*	SIS Ltd.	5,637	21,189
	Siyaram Silk Mills Ltd.	3,403	28,897
	SJS Enterprises Ltd.	2,570	46,608
	Sobha Ltd.	8,336	151,993
	Solar Industries India Ltd.	390	61,096
	Somany Ceramics Ltd.	2,041	10,480
	South Indian Bank Ltd.	528,161	218,872
	SRF Ltd.	4,083	134,923
	Star Cement Ltd.	15,455	44,541
*	Star Health & Allied Insurance Co. Ltd.	15,235	85,007
	Steel Authority of India Ltd.	206,149	316,710
*	Sterlite Technologies Ltd.	22,270	29,444
*	STL Networks Ltd.	22,270	6,565
	Strides Pharma Science Ltd.	13,715	143,765
*	Stylam Industries Ltd.	577	13,254
	Subros Ltd.	4,472	54,521
	Sudarshan Chemical Industries Ltd.	3,908	50,516
	Sun TV Network Ltd.	15,404	97,350
	Sundaram Finance Ltd.	9,828	504,180
	Sundram Fasteners Ltd.	6,828	72,755
	Sunflag Iron & Steel Co. Ltd.	4,493	13,547
	Sunteck Realty Ltd.	7,768	38,637
	Suprajit Engineering Ltd.	9,611	48,280
	Supreme Petrochem Ltd.	8,621	72,874
	Supriya Lifescience Ltd.	1,319	11,539
	Surya Roshni Ltd.	14,724	48,705
Ω	Syngene International Ltd.	12,699	93,263
	Tamilnad Mercantile Bank Ltd.	5,813	32,315
*	TARC Ltd.	9,361	16,513
	Tata Chemicals Ltd.	16,250	163,182
	Tata Consumer Products Ltd.	87,288	1,143,128
	Tata Steel Ltd.	22,494	46,309
	TD Power Systems Ltd.	6,975	59,447
*	TeamLease Services Ltd.	1,113	21,049

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Techno Electric & Engineering Co. Ltd.	10,979	$164,365
	Texmaco Rail & Engineering Ltd.	50,683	77,965
	Thirumalai Chemicals Ltd.	12,419	39,567
	Thomas Cook India Ltd.	26,493	47,777
	Time Technoplast Ltd.	51,028	124,060
	Titagarh Rail System Ltd.	8,467	84,414
	Tourism Finance Corp. of India Ltd.	42,635	33,559
*	TransIndia Real Estate Ltd.	7,469	2,431
	Transport Corp. of India Ltd.	4,427	59,712
	Trident Ltd.	167,972	54,081
	Triveni Engineering & Industries Ltd.	10,691	43,079
	TTK Prestige Ltd.	5,007	37,980
	TVS Srichakra Ltd.	777	36,208
	Uflex Ltd.	6,902	42,056
*	Ugro Capital Ltd.	14,312	29,460
*Ω	Ujjivan Small Finance Bank Ltd.	84,580	49,454
*	Unichem Laboratories Ltd.	3,734	19,895
	Union Bank of India Ltd.	178,021	297,443
	UPL Ltd.	88,851	718,601
	Usha Martin Ltd.	30,875	160,530
	UTI Asset Management Co. Ltd.	6,565	92,327
	VA Tech Wabag Ltd.	5,913	93,922
	Vaibhav Global Ltd.	6,445	19,417
*	Valor Estate Ltd.	14,432	24,173
	Vardhman Textiles Ltd.	16,925	83,656
Ω	Varroc Engineering Ltd.	5,366	37,026
	Vedanta Ltd.	7,746	43,068
	Veedol Corp. Ltd.	415	8,266
	Vesuvius India Ltd.	12,920	71,717
	Vindhya Telelinks Ltd.	1,897	29,026
*	VL E-Governance & IT Solutions Ltd.	2,340	632
*	Vodafone Idea Ltd.	1,094,486	107,536
	Voltamp Transformers Ltd.	664	55,572
	Voltas Ltd.	20,377	316,565
	VRL Logistics Ltd.	5,978	18,828
	VST Industries Ltd.	7,876	23,129

		Shares	Value»
INDIA — (Continued)
	VST Tillers Tractors Ltd.	516	$34,857
	Welspun Corp. Ltd.	18,515	200,915
	Welspun Enterprises Ltd.	13,957	88,071
	Welspun Living Ltd.	45,005	65,463
	West Coast Paper Mills Ltd.	7,697	39,352
	Whirlpool of India Ltd.	3,307	51,671
*	Wockhardt Ltd.	8,985	129,403
	Wonderla Holidays Ltd.	2,231	14,342
	Yaari Digital Integrated Services Ltd.	134,898	32,292
*	Yes Bank Ltd.	1,907,569	489,325
	Zee Entertainment Enterprises Ltd.	40,324	45,563
	Zensar Technologies Ltd.	17,247	154,505
	Zydus Lifesciences Ltd.	29,418	323,757
	Zydus Wellness Ltd.	11,885	63,925

TOTAL INDIA			56,001,002

INDONESIA — (1.5%)
	ABM Investama Tbk. PT	133,400	23,734
	Adi Sarana Armada Tbk. PT	531,600	34,014
	AKR Corporindo Tbk. PT	722,600	53,041
	Alamtri Minerals Indonesia Tbk. PT	555,200	46,537
	Alamtri Resources Indonesia Tbk. PT	317,900	35,988
	Aneka Tambang Tbk. PT	1,617,300	300,830
	Aspirasi Hidup Indonesia Tbk. PT	1,819,000	48,535
	Astra Agro Lestari Tbk. PT	86,500	40,584
	Astra Otoparts Tbk. PT	103,700	15,906
	Bank BTPN Syariah Tbk. PT	780,100	64,209
	Bank Maybank Indonesia Tbk. PT	1,350,600	16,727
*	Bank Neo Commerce Tbk. PT	1,758,600	41,052
	Bank OCBC Nisp Tbk. PT	547,400	45,231
	Bank Pan Indonesia Tbk. PT	629,400	39,027

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	70,900	$2,323
	Bank Tabungan Negara Persero Tbk. PT	545,965	40,146
	BFI Finance Indonesia Tbk. PT	1,306,700	63,184
*	Buana Lintas Lautan Tbk. PT	3,151,400	41,230
*	Bukalapak.com Tbk. PT	3,408,500	34,434
	Bukit Asam Tbk. PT	655,800	94,583
*	Buma Internasional Grup Tbk. PT	1,421,800	29,203
*	Bumi Resources Minerals Tbk. PT	5,837,800	322,522
	Ciputra Development Tbk. PT	1,814,500	96,389
	Dayamitra Telekomunikasi PT	2,897,300	97,537
	Dharma Satya Nusantara Tbk. PT	248,300	28,173
	Elang Mahkota Teknologi Tbk. PT	2,005,600	142,555
	Elnusa Tbk. PT	809,300	24,840
*	Energi Mega Persada Tbk. PT	2,098,800	104,141
	Erajaya Swasembada Tbk. PT	1,727,000	43,999
	ESSA Industries Indonesia Tbk. PT	568,300	21,005
	Gajah Tunggal Tbk. PT	227,100	14,204
*	Harum Energy Tbk. PT	349,600	24,571
	Indah Kiat Pulp & Paper Tbk. PT	260,000	116,281
	Indo Tambangraya Megah Tbk. PT	63,900	90,240
	Indocement Tunggal Prakarsa Tbk. PT	247,400	92,870
	Indofood CBP Sukses Makmur Tbk. PT	47,300	24,719
	Indofood Sukses Makmur Tbk. PT	732,100	325,795
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	1,528,400	12,049
	Japfa Comfeed Indonesia Tbk. PT	971,600	146,437

		Shares	Value»
INDONESIA — (Continued)
	Kawasan Industri Jababeka Tbk. PT	3,322,300	$38,121
*	Lippo Karawaci Tbk. PT	1,625,600	8,697
	Map Aktif Adiperkasa PT	1,026,800	43,116
	Medco Energi Internasional Tbk. PT	1,673,840	133,943
*	Media Nusantara Citra Tbk. PT	1,220,400	19,660
*	Merdeka Battery Materials Tbk. PT	3,971,000	150,043
	Metrodata Electronics Tbk. PT	289,800	10,624
	Mitra Adiperkasa Tbk. PT	953,000	73,819
	Mitra Pinasthika Mustika Tbk. PT	335,600	19,569
*	MNC Tourism Indonesia Tbk. PT	6,237,000	54,695
	Pabrik Kertas Tjiwi Kimia Tbk. PT	92,700	38,816
	Pakuwon Jati Tbk. PT	2,166,500	47,876
*	Panin Financial Tbk. PT	2,425,400	34,968
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	585,500	49,423
	Puradelta Lestari Tbk. PT	2,071,600	16,551
*††	Rimo International Lestari Tbk. PT	3,228,000	0
	Salim Ivomas Pratama Tbk. PT	780,700	29,292
	Sampoerna Agro Tbk. PT	77,700	23,469
	Samudera Indonesia Tbk. PT	1,589,000	30,200
	Sarana Menara Nusantara Tbk. PT	2,067,400	67,662
	Semen Indonesia Persero Tbk. PT	439,942	72,886
*††	Sri Rejeki Isman Tbk. PT	1,753,600	0
	Summarecon Agung Tbk. PT	1,244,000	29,275
	Surya Citra Media Tbk. PT	3,616,900	73,348
	Surya Semesta Internusa Tbk. PT	1,042,000	97,620

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Tempo Scan Pacific Tbk. PT	82,400	$14,119
	Timah Tbk. PT	493,000	79,098
*††	Trada Alam Minera Tbk. PT	2,672,100	0
	Trias Sentosa Tbk. PT	36,500	1,048
	Trimegah Bangun Persada Tbk. PT	1,230,800	92,502
	Triputra Agro Persada PT	966,300	109,296
	Tunas Baru Lampung Tbk. PT	536,000	24,003
	United Tractors Tbk. PT	101,200	163,628
	Vale Indonesia Tbk. PT	418,140	119,309
*††	Waskita Karya Persero Tbk. PT	1,125,300	2,563
*	Wir Asia Tbk. PT	3,146,500	20,297
	XLSMART Telecom Sejahtera Tbk. PT	852,013	133,669

TOTAL INDONESIA			4,762,050

KUWAIT — (0.8%)
	A’ayan Leasing & Investment Co. KSCP	143,965	99,645
	Agility Public Warehousing Co. KSC	216,529	106,343
	Al Ahli Bank of Kuwait KSCP	168,189	157,723
*	Alimtiaz Investment Group KSC	341,571	80,584
	Arzan Financial Group for Financing & Investment KPSC	60,996	78,313
*	Asiya Capital Investments Co. KSCP	97,686	18,441
	Boubyan Petrochemicals Co. KSCP	58,356	116,765
	Burgan Bank SAK	223,703	172,465
	Commercial Facilities Co. SAKP	27,850	24,043
	Gulf Bank KSCP	342,702	391,543
	Gulf Cables & Electrical Industries Group Co. KSCP	388	2,840
	Kuwait Cement Co. KSC	50,992	59,005

		Shares	Value»
KUWAIT — (Continued)
	Kuwait Financial Centre SAK	32,308	$18,680
	Kuwait Insurance Co. SAK	15,388	28,870
	Kuwait International Bank KSCP	158,516	138,205
	Kuwait Investment Co. SAK	38,322	31,380
	Mobile Telecommunications Co. KSCP	16,786	29,010
	National Industries Group Holding SAK	329,155	312,208
	National Investments Co. KSCP	92,515	102,407
*	Warba Bank KSCP	430,422	406,751

TOTAL KUWAIT			2,375,221

MALAYSIA — (1.6%)
	Able Global Bhd.	30,900	12,312
#	Aeon Co. M Bhd.	96,000	28,866
	AEON Credit Service M Bhd.	23,400	29,394
#*	AFFIN Bank Bhd.	125,276	68,512
	Ajinomoto Malaysia Bhd.	4,200	13,450
	Alliance Bank Malaysia Bhd.	164,741	172,874
	Allianz Malaysia Bhd.	10,500	45,024
	AME Elite Consortium Bhd.	28,400	10,502
	AMMB Holdings Bhd. (AMM MK)	99,400	135,206
#	Bank Islam Malaysia Bhd.	127,300	66,875
	Batu Kawan Bhd.	16,200	74,296
*	Berjaya Corp. Bhd.	493,544	34,142
*	Bermaz Auto Bhd.	64,000	10,229
#*	Bumi Armada Bhd.	507,900	40,043
#	Cahya Mata Sarawak Bhd.	118,100	44,771
	Chin Teck Plantations Bhd.	5,500	14,483
#	Dayang Enterprise Holdings Bhd.	106,300	37,837
#	Dialog Group Bhd.	192,400	90,013
#	Duopharma Biotech Bhd.	117,952	35,185
#	Eastern & Oriental Bhd.	114,400	21,819
#	Eco World Development Group Bhd.	136,900	67,262

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	FAR East Holdings Bhd.	1,400	$1,386
	Gamuda Bhd.	585,578	703,285
	Genting Bhd.	280,500	226,198
	Genting Malaysia Bhd.	341,400	189,827
	Genting Plantations Bhd.	37,600	45,553
	HAP Seng Consolidated Bhd.	46,500	32,983
#	Hap Seng Plantations Holdings Bhd.	27,100	14,632
	Hibiscus Petroleum Bhd.	80,759	27,574
	Hong Leong Industries Bhd.	10,000	32,804
	IGB Bhd.	61,123	48,939
#	IJM Corp. Bhd.	291,100	172,028
	IOI Properties Group Bhd.	252,700	126,705
#	Jaya Tiasa Holdings Bhd.	113,300	31,104
#	Keck Seng Malaysia Bhd.	19,600	25,987
	Kerjaya Prospek Group Bhd.	39,200	26,070
	Kossan Rubber Industries Bhd.	103,800	29,422
	Kretam Holdings Bhd.	133,900	22,065
#	KSL Holdings Bhd.	57,200	40,969
	LBS Bina Group Bhd.	99,500	10,088
#	Leong Hup International Bhd.	128,600	20,106
	LPI Capital Bhd.	4,100	14,073
	Magni-Tech Industries Bhd.	19,900	10,109
	Magnum Bhd.	111,814	37,120
	Mah Sing Group Bhd.	277,700	68,890
	Malayan Cement Bhd.	31,300	51,273
#	Malayan Flour Mills Bhd.	227,800	32,101
	Malaysia Smelting Corp. Bhd.	35,800	11,783
	Malaysian Pacific Industries Bhd.	3,900	27,848
	Malaysian Resources Corp. Bhd.	291,800	31,300
	Matrix Concepts Holdings Bhd.	177,975	58,196
#	MBM Resources Bhd.	38,200	47,983
#	MBSB Bhd.	368,973	63,823
	Mega First Corp. Bhd.	74,000	65,486
	Mi Technovation Bhd.	70,500	53,029
	MKH Bhd.	39,000	9,941
	MNRB Holdings Bhd.	50,800	22,895

		Shares	Value»
MALAYSIA — (Continued)
	Muhibbah Engineering M Bhd.	69,100	$8,899
#	OCK Group Bhd.	106,700	11,084
	Oriental Holdings Bhd.	46,900	76,711
#	OSK Holdings Bhd.	292,199	99,071
	Padini Holdings Bhd.	50,400	22,745
	Pantech Group Holdings Bhd.	62,800	10,040
#	Perak Transit Bhd.	99,100	8,030
	PPB Group Bhd.	22,000	58,489
#	RCE Capital Bhd.	98,200	25,301
#	Sarawak Oil Palms Bhd.	41,700	37,131
	Scientex Bhd.	87,100	70,488
	Sime Darby Bhd.	403,800	197,402
#	Sime Darby Property Bhd.	436,300	140,299
	SKP Resources Bhd.	103,400	19,363
#	SP Setia Bhd. Group	311,299	64,197
	Sunway Bhd.	27,723	35,738
	Syarikat Takaful Malaysia Keluarga Bhd.	26,900	19,903
	Ta Ann Holdings Bhd.	59,700	59,808
#*	Top Glove Corp. Bhd.	302,500	45,440
*	Tropicana Corp. Bhd.	13	4
#	TSH Resources Bhd.	116,400	37,752
	UEM Sunrise Bhd.	241,800	36,896
	Unisem M Bhd.	62,700	52,747
	United Malacca Bhd.	28,200	39,301
	United Plantations Bhd.	8,550	50,559
	UOA Development Bhd.	33,400	14,735
	Velesto Energy Bhd.	874,600	52,266
#	VS Industry Bhd.	398,059	46,923
#*	WCT Holdings Bhd.	129,750	23,205
	Yinson Holdings Bhd.	149,441	84,558

TOTAL MALAYSIA			4,935,755

MEXICO — (2.3%)
*	Axtel SAB de CV	75,248	11,665
Ω	Banco del Bajio SA	108,947	278,019
	Becle SAB de CV	19,488	23,937
	Cemex SAB de CV (CEMEXCPO MM)	549,733	557,471
	Cemex SAB de CV (CX US), Sponsored ADR	156,566	1,589,145
*	Cia Minera Autlan SAB de CV	18,124	7,512

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	78,725	$52,459
	Corp. Actinver SAB de CV	41,815	46,815
#	Corporativo Fragua SAB de CV	7,267	211,218
	Cydsa SAB de CV	45,021	42,286
	El Puerto de Liverpool SAB de CV, Class C1	30,621	149,195
	GCC SAB de CV	20,343	195,256
	Genomma Lab Internacional SAB de CV, Class B	98,024	95,710
	Gentera SAB de CV	175,217	415,632
	Gruma SAB de CV, Class B	1,524	25,811
#	Grupo Comercial Chedraui SA de CV	50,454	366,459
	Grupo Herdez SAB de CV	11,507	43,356
*	Grupo Hotelero Santa Fe SAB de CV	50,240	10,141
	Grupo Industrial Saltillo SAB de CV	47,197	35,210
*	Grupo Nutrisa SAB de CV	11,507	3,159
#	Grupo Televisa SAB (TLEVICPO MM)	264,672	138,188
#*Ω	Grupo Traxion SAB de CV	39,637	29,186
*	Industrias CH SAB de CV	11,679	106,867
*	Industrias Penoles SAB de CV	21,809	921,370
	KUO SAB de CV	21,555	59,519
	La Comer SAB de CV	34,988	75,782
	Medica Sur SAB de CV	20,670	60,329
	Megacable Holdings SAB de CV	98,904	283,054
*Ω	Nemak SAB de CV	287,386	59,864
*	Ollamani SAB	16,167	53,735
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	50,230	45,151
	Organizacion Cultiba SAB de CV	46,456	26,255
*	Organizacion Soriana SAB de CV, Class B	37,912	54,077

		Shares	Value»
MEXICO — (Continued)
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	22,314	$288,268
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	2,980	28,870
#	Qualitas Controladora SAB de CV	12,657	114,835
	Regional SAB de CV	29,098	215,574
*	Vista Energy SAB de CV (VIST US), ADR	9,340	452,523

TOTAL MEXICO			7,173,903

PHILIPPINES — (0.4%)
	Alliance Global Group, Inc.	409,300	50,734
	Asia United Bank Corp.	24,330	15,323
	Bloomberry Resorts Corp.	371,000	20,156
	China Banking Corp.	123,600	107,347
	Converge Information & Communications Technology Solutions, Inc.	148,700	32,194
	Cosco Capital, Inc.	281,900	33,104
	DMCI Holdings, Inc.	395,300	75,792
	DoubleDragon Corp.	73,400	12,353
	First Philippine Holdings Corp.	31,550	38,332
	Globe Telecom, Inc.	1,245	31,216
	GT Capital Holdings, Inc.	3,299	30,600
	JG Summit Holdings, Inc.	167,300	68,043
	LT Group, Inc.	268,800	66,807
	Megaworld Corp.	1,618,000	54,736
	Metropolitan Bank & Trust Co.	77,750	91,134
	Nickel Asia Corp.	497,000	30,980
	Philcomsat Holdings Corp.	9,064	16,475
	Philex Mining Corp.	326,000	44,800
	Philippine National Bank	50,900	44,617
	Puregold Price Club, Inc.	121,000	78,229
	RFM Corp.	109,000	8,040

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Rizal Commercial Banking Corp.	113,800	$49,140
	Robinsons Retail Holdings, Inc.	34,900	20,635
	San Miguel Corp.	36,530	40,368
	Security Bank Corp.	44,520	52,626
	Union Bank of the Philippines	72,102	35,303
	Universal Robina Corp.	54,410	67,437
	Wilcon Depot, Inc.	76,800	10,051

TOTAL PHILIPPINES			1,226,572

POLAND — (1.5%)
	AB SA	2,333	61,404
	Agora SA	8,438	20,954
	Alior Bank SA	18,231	508,009
	Apator SA	2,181	13,881
	ASBISc Enterprises PLC	7,050	56,870
	Asseco Poland SA	9,413	547,523
	Auto Partner SA	10,696	52,208
	Bank Handlowy w Warszawie SA	6,390	180,119
*	Bank Millennium SA	62,100	259,936
*	Bank Ochrony Srodowiska SA	9,478	30,889
	BNPP Bank Polska SA	2,464	75,484
	Boryszew SA	19,241	31,241
*	Cognor Holding SA	35,478	63,430
	Develia SA	71,240	157,491
*	Echo Investment SA	23,480	34,959
*	Enea SA	51,632	289,635
*	Grupa Azoty SA	2,771	14,042
#	Inter Cars SA	1,305	195,006
*	Jastrzebska Spolka Weglowa SA	12,092	84,718
#	KRUK SA	2,756	338,788
*	Lubawa SA	10,808	29,000
*	Lubelski Wegiel Bogdanka SA	3,931	22,878
*	mBank SA	956	254,572
	Mirbud SA	7,385	27,172
	Newag SA	1,563	38,455
*	PGE Polska Grupa Energetyczna SA	148,231	449,477
*	PKP Cargo SA	7,482	32,518
	Stalexport Autostrady SA	16,406	12,784
*	Tauron Polska Energia SA	202,440	548,032
	Torpol SA	1,241	17,900
*	VRG SA	42,918	51,611

		Shares	Value»
POLAND — (Continued)
	Warsaw Stock Exchange	2,575	$42,594

TOTAL POLAND			4,543,580

QATAR — (0.6%)
	Aamal Co.	288,708	62,675
	Al Khaleej Takaful Group QSC	22,072	14,419
*	Baladna	100,331	42,070
	Barwa Real Estate Co.	345,020	249,163
	Commercial Bank PSQC	207,951	236,657
	Doha Bank QPSC	477,581	329,588
	Doha Insurance Co. QSC	40,320	27,920
	Gulf International Services QSC	73,664	62,450
	Gulf Warehousing Co.	69,588	48,901
*	Mazaya Real Estate Development QPSC	177,975	29,986
	Qatar Industrial Manufacturing Co. QSC	41,774	27,702
	Qatar Insurance Co. SAQ	13,462	7,578
	Qatar National Cement Co. QSC	76,424	63,891
	Qatar Navigation QSC	159,233	486,324
	Salam International Investment Ltd. QSC	139,423	28,938
	United Development Co. QSC	316,170	81,883

TOTAL QATAR			1,800,145

RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	4,734	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	16,505	0
*††	RusHydro PJSC (RSHYY US), ADR	93,802	0
*††	VTB Bank PJSC (VTBR LI), GDR	138,363	0

SAUDI ARABIA — (2.5%)
	Ades Holding Co.	58,570	264,676
*	Advanced Petrochemical Co.	9,384	94,638

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Babtain Power & Telecommunication Co.	10,425	$174,486
	Al Hammadi Holding	13,583	126,539
	Al Hassan Ghazi Ibrahim Shaker Co.	6,437	44,871
	Al Jouf Agricultural Development Co.	2,562	31,412
*	Al Khaleej Training & Education Co.	2,032	15,850
	Al Yamamah Steel Industries Co.	2,366	23,181
	Alaseel Co.	33,740	32,097
	Al-Etihad Cooperative Insurance Co.	3,441	9,920
	AlJazira Takaful Ta’awuni Co.	5,611	18,502
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,649	46,073
	Alujain Corp.	2,531	21,559
	Arab National Bank	38,278	247,564
	Arabian Cement Co.	9,734	57,461
	Arabian Drilling Co.	4,818	113,776
	Arabian Pipes Co.	17,892	27,200
	Arriyadh Development Co.	17,211	135,187
*	Bank Al-Jazira	113,053	380,204
	Banque Saudi Fransi	65,854	313,402
	Bawan Co.	4,876	73,509
*	Chubb Arabia Cooperative Insurance Co.	237	2,034
	City Cement Co.	12,129	47,129
	Dallah Healthcare Co.	541	22,217
*	Dar Al Arkan Real Estate Development Co.	107,466	494,926
	Eastern Province Cement Co.	8,366	57,734
*	Emaar Economic City	3,627	12,315
	Etihad Etisalat Co.	63,978	1,154,257
	First Milling Co.	982	14,060
*	Fitaihi Holding Group	32,900	28,501
	Gulf Insurance Group	4,659	31,407
*	Lumi Rental Co.	1,420	23,686
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,398	67,035
	Middle East Healthcare Co.	6,562	89,501

		Shares	Value»
SAUDI ARABIA — (Continued)
	Middle East Specialized Cables Co.	4,602	$35,969
	Mobile Telecommunications Co. Saudi Arabia	113,887	348,536
*	Najran Cement Co.	16,879	33,930
*	National Agriculture Development Co.	12,941	71,962
	National Co. for Glass Industries	3,510	38,183
*	National Industrialization Co.	34,608	106,763
	Nayifat Finance Co.	13,593	48,147
	Qassim Cement Co.	8,392	94,317
*	Rabigh Refining & Petrochemical Co.	17,641	42,237
	Riyadh Cement Co.	7,786	54,606
	Sahara International Petrochemical Co.	34,971	176,251
	Saudi Automotive Services Co.	1,423	27,208
	Saudi Cement Co.	10,862	110,849
	Saudi Ceramic Co.	11,868	96,796
	Saudi Chemical Co. Holding	105,700	207,918
	Saudi Investment Bank	144,105	528,193
*	Saudi Marketing Co.	2,001	8,846
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,251	74,724
*	Saudi Public Transport Co.	10,417	35,224
*	Saudi Reinsurance Co.	19,032	157,695
*	Savola Group	16,061	105,399
*	Seera Group Holding	33,818	279,856
*	SHL Finance Co.	7,118	41,296
*	Sinad Holding Co.	15,831	44,200
	Southern Province Cement Co.	5,913	39,437
	Sumou Real Estate Co.	4,438	45,912
	Sustained Infrastructure Holding Co.	7,743	75,461
	Tabuk Cement Co.	8,849	24,089
	Tanmiah Food Co.	1,093	22,910
	Theeb Rent A Car Co.	2,604	45,518
*	Umm Al-Qura Cement Co.	2,850	10,471
	United International Transportation Co.	6,599	130,233

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Yamama Cement Co.	20,244	$148,300
	Yanbu Cement Co.	8,091	34,934
	Yanbu National Petrochemical Co.	14,589	134,146

TOTAL SAUDI ARABIA			7,777,425

SOUTH AFRICA — (3.1%)
	Adcock Ingram Holdings Ltd.	5,274	22,773
	AECI Ltd.	20,061	103,445
	African Rainbow Minerals Ltd.	21,069	209,236
	Afrimat Ltd.	4,564	11,969
	Altron Ltd., Class A	27,408	29,066
	Astral Foods Ltd.	4,382	56,557
	Barloworld Ltd.	29,629	204,251
	Bidvest Group Ltd.	6,457	83,995
*	Blu Label Unlimited Group Ltd.	90,389	64,508
	Caxton & CTP Publishers & Printers Ltd.	18,917	14,470
	Curro Holdings Ltd.	43,449	33,154
	DataTec Ltd.	54,265	225,064
	Discovery Ltd.	10,948	137,548
	Exxaro Resources Ltd.	24,783	252,403
	Foschini Group Ltd.	27,704	147,060
	Grindrod Ltd.	120,704	117,961
	Harmony Gold Mining Co. Ltd. (HAR SJ)	1,980	32,944
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	45,957	758,750
	Impala Platinum Holdings Ltd.	131,153	1,405,568
	Investec Ltd.	24,846	187,054
	Invicta Holdings Ltd.	10,262	22,662
*	KAP Ltd.	538,761	51,140
	Kumba Iron Ore Ltd.	2,991	59,569
	Lewis Group Ltd.	10,591	51,072
	Momentum Group Ltd.	193,060	371,697
	Motus Holdings Ltd.	26,855	161,819
	Mpact Ltd.	21,681	29,266
	Nedbank Group Ltd.	16,004	218,179
	Netcare Ltd.	114,170	96,284
	Northam Platinum Holdings Ltd.	55,523	927,271
	Oceana Group Ltd.	11,220	31,672
	Old Mutual Ltd. (OMU SJ)	750,515	586,868
	Omnia Holdings Ltd.	28,775	126,522
Ω	Pepkor Holdings Ltd.	337,569	514,698
*	Pick n Pay Stores Ltd.	21,936	35,808
	PPC Ltd.	214,288	67,977

		Shares	Value»
SOUTH AFRICA — (Continued)
	Raubex Group Ltd.	23,054	$55,099
	RCL Foods Ltd.	30,615	17,227
	Reunert Ltd.	30,131	97,112
	Sappi Ltd.	47,558	62,313
*	Sasol Ltd. (SOL SJ)	48,884	305,846
*	Sibanye Stillwater Ltd. (SSW SJ)	386,147	1,024,718
	Southern Sun Ltd.	134,884	71,615
*	SPAR Group Ltd.	4,910	30,881
	Super Group Ltd.	64,358	59,608
	Telkom SA SOC Ltd.	47,881	133,930
	Tsogo Sun Ltd.	75,726	30,913
	We Buy Cars Holdings Ltd.	21,753	57,686
	Wilson Bayly Holmes-Ovcon Ltd.	5,583	48,747
	Zeda Ltd.	33,706	23,896

TOTAL SOUTH AFRICA			9,469,871

SOUTH KOREA — (11.3%)
	Aekyung Industrial Co. Ltd.	2,040	20,032
*	Agabang & Co.	4,166	13,327
*	Air Busan Co. Ltd.	8,204	10,533
	Ajin Industrial Co. Ltd.	5,158	11,897
*	ALUKO Co. Ltd.	5,728	8,246
	Amorepacific Corp.	4,282	362,675
	Amorepacific Holdings Corp.	3,066	54,568
	Aplus Asset Advisor Co. Ltd.	2,310	10,092
	Asia Cement Co. Ltd.	2,690	23,018
	ASIA Holdings Co. Ltd.	147	36,718
	Asia Paper Manufacturing Co. Ltd.	7,167	37,090
	Avaco Co. Ltd.	2,775	30,467
	Baiksan Co. Ltd.	1,472	13,917
	BGF retail Co. Ltd.	1,136	82,542
	BH Co. Ltd.	1,851	23,780
	Binggrae Co. Ltd.	1,100	55,742
	BioNote, Inc.	8,441	32,606
*	BNC Korea Co. Ltd.	9,119	32,407
	BNK Financial Group, Inc.	48,609	470,571
	Boditech Med, Inc.	1,008	9,592
	Boryung	4,916	30,441
*	Bosung Power Technology Co. Ltd.	5,164	19,297
	Byucksan Corp.	6,129	7,502
	Cape Industries Ltd.	2,159	21,325
	Cheil Electric Co. Ltd.	3,080	23,977
	Cheil Worldwide, Inc.	11,612	165,711

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Chemtronics Co. Ltd.	1,321	$32,249
	Chong Kun Dang Pharmaceutical Corp.	885	51,374
*	CJ CGV Co. Ltd.	12,126	42,474
	CJ CheilJedang Corp.	1,240	199,419
	CJ Corp.	2,470	295,483
*	CJ ENM Co. Ltd.	2,559	125,820
	CJ Freshway Corp.	1,674	29,345
	CJ Logistics Corp.	614	35,452
	Coocon Corp.	930	22,915
	Coway Co. Ltd.	8,924	558,016
*	Creative & Innovative System	2,204	11,681
	CS Wind Corp.	4,524	138,157
*	Cube Entertainment, Inc.	2,103	21,516
	Cuckoo Holdings Co. Ltd.	1,775	35,767
	Cuckoo Homesys Co. Ltd.	1,913	30,860
	Daebongls Co. Ltd.	2,322	19,820
	Daedong Corp.	3,607	24,630
	Daeduck Co. Ltd.	4,415	28,229
	Daeduck Electronics Co. Ltd.	4,888	129,534
	Daehan Flour Mill Co. Ltd.	223	21,672
	Daehan Steel Co. Ltd.	2,741	28,357
*	Daeho AL Co. Ltd.	15,005	19,682
*	Dae-Il Corp.	2,910	10,066
	Daesang Corp.	3,678	53,736
	Daesang Holdings Co. Ltd.	4,994	32,364
	Daewon Pharmaceutical Co. Ltd.	3,317	30,285
	Daewon San Up Co. Ltd.	1,355	10,756
*	Daewoo Engineering & Construction Co. Ltd.	18,956	49,722
	Daewoong Co. Ltd.	4,595	69,722
	Daihan Pharmaceutical Co. Ltd.	686	13,981
	Daishin Securities Co. Ltd.	5,660	115,368
*	Danal Co. Ltd.	6,530	36,852
	Daou Data Corp.	2,532	31,166
	Daou Technology, Inc.	4,209	114,992
*	Dawonsys Co. Ltd.	4,518	11,988
	DB HiTek Co. Ltd.	5,291	217,358
#	DB Insurance Co. Ltd.	8,646	768,489
	DB Securities Co. Ltd.	6,337	44,922

		Shares	Value»
SOUTH KOREA — (Continued)
*	DB, Inc.	17,623	$17,985
*	DE&T Co. Ltd.	2,477	10,941
	Dentium Co. Ltd.	1,120	44,715
	Deutsch Motors, Inc.	4,732	14,820
	DI Dong Il Corp.	3,232	40,970
	DIT Corp.	2,084	22,238
*	DK Tech Co. Ltd.	4,101	21,839
	DL E&C Co. Ltd.	5,351	160,071
	DL Holdings Co. Ltd.	1,447	39,464
††	DMS Co. Ltd.	4,659	7,763
	DN Automotive Corp.	3,860	62,963
	Dong-A Socio Holdings Co. Ltd.	582	44,302
	Dong-Ah Geological Engineering Co. Ltd.	1,150	11,614
	Dongjin Semichem Co. Ltd.	5,638	168,480
	Dongkoo Bio & Pharma Co. Ltd.	2,986	11,245
	DongKook Pharmaceutical Co. Ltd.	4,132	51,219
	Dongkuk Holdings Co. Ltd.	2,133	10,932
	Dongkuk Steel Mill Co. Ltd.	6,644	39,634
	Dongsuh Cos., Inc.	4,124	78,056
	Dongwon Industries Co. Ltd.	2,121	72,016
	Dongyang E&P, Inc.	702	10,538
	Doosan Bobcat, Inc.	10,082	425,593
	Doosan Co. Ltd.	518	342,276
	DoubleUGames Co. Ltd.	1,873	65,903
*	Dream Security Co. Ltd.	401	937
	Dreamtech Co. Ltd.	5,850	26,210
*	DS Dansuk Co. Ltd.	1,735	24,553
*	Duksan Hi-Metal Co. Ltd.	3,663	16,959
	Easy Holdings Co. Ltd.	10,216	27,067
	Echo Marketing, Inc.	2,306	18,721
	Ecoplastic Corp.	8,005	18,131
	Ecopro Co. Ltd.	535	32,946
	E-MART, Inc.	2,305	116,757
	ENF Technology Co. Ltd.	2,313	80,206
	Eugene Investment & Securities Co. Ltd.	15,368	40,143
*	EV Advanced Material Co. Ltd.	9,147	11,209
	F&F Co. Ltd.	1,589	68,314

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	F&F Holdings Co. Ltd.	741	$9,161
*	Foosung Co. Ltd.	7,692	47,893
	Fursys, Inc.	403	12,865
	Gabia, Inc.	2,000	37,986
*	GAEASOFT	1,361	6,682
*	Genexine, Inc.	4,101	14,903
	Geumhwa PSC Co. Ltd.	840	18,732
	Global Standard Technology Co. Ltd.	2,066	37,207
*	GnBS eco Co. Ltd.	4,071	8,273
	GOLFZON Co. Ltd.	714	29,729
	Green Cross Corp.	810	73,608
	Green Cross Holdings Corp.	3,991	44,104
	GS Engineering & Construction Corp.	4,372	57,259
	GS Global Corp.	11,688	20,117
	GS Holdings Corp. (078930 KS)	7,154	240,457
*	GS P&L Co. Ltd.	1,565	42,065
	GS Retail Co. Ltd.	7,443	92,507
	Gwangju Shinsegae Co. Ltd.	850	17,981
	Han Kuk Carbon Co. Ltd.	6,875	176,524
	Hancom, Inc.	3,287	57,114
	Handok, Inc.	1,566	12,522
	Handsome Co. Ltd.	1,044	10,745
	Hanil Cement Co. Ltd.	4,661	57,719
	Hanil Holdings Co. Ltd.	1,453	16,500
	Hanjin Logistics Corp.	2,072	29,066
	Hankook Tire & Technology Co. Ltd.	14,217	461,591
	HanmiGlobal Co. Ltd.	1,600	22,846
	Hannong Chemicals, Inc.	1,268	14,003
*	Hanon Systems	29,694	90,723
	Hansae Co. Ltd.	1,645	12,185
	Hansol Chemical Co. Ltd.	1,447	235,146
	Hansol Paper Co. Ltd.	2,806	16,002
	Hansol Technics Co. Ltd.	5,142	23,456
	Hanwha Corp.	5,714	382,176
*	Hanwha Galleria Corp.	29,172	21,908
*	Hanwha General Insurance Co. Ltd.	14,136	53,679
*	Hanwha Investment & Securities Co. Ltd.	24,210	90,594
*	Hanwha Life Insurance Co. Ltd.	57,592	122,288

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha Solutions Corp.	3,145	$67,245
	Hanwha Systems Co. Ltd.	7,549	316,921
	Hanyang Eng Co. Ltd.	2,207	31,185
	Hanyang Securities Co. Ltd.	2,006	26,720
*	Harim Co. Ltd.	12,261	24,775
	Harim Holdings Co. Ltd.	11,433	59,256
	HB SOLUTION Co. Ltd.	17,433	31,084
	HD Hyundai Co. Ltd.	9,001	1,292,841
	HD Hyundai Construction Equipment Co. Ltd.	2,576	180,443
	HD Hyundai Infracore Co. Ltd.	23,613	251,924
	HD Hyundai Mipo	776	131,448
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	582	193,445
	HDC Holdings Co. Ltd.	6,580	84,913
	HDC Hyundai Development Co. Engineering & Construction	7,525	101,646
	Hecto Financial Co. Ltd.	1,609	18,351
	Hecto Innovation Co. Ltd.	1,657	18,796
	High Tech Pharm Co. Ltd.	1,876	16,533
	Hite Jinro Co. Ltd.	4,957	65,453
	HK inno N Corp.	2,808	97,253
	HL Mando Co. Ltd.	5,425	146,270
*	Hotel Shilla Co. Ltd.	1,196	40,783
	HS Hyosung Advanced Materials Corp.	449	58,258
	HS Industries Co. Ltd.	3,474	9,714
	Huons Co. Ltd.	1,440	29,515
	Huons Global Co. Ltd.	1,307	49,958
	Hwa Shin Co. Ltd.	3,210	19,787
	Hwaseung Enterprise Co. Ltd.	8,250	29,466
	Hy-Lok Corp.	1,868	48,695
	Hyosung Corp.	870	77,179
	Hyosung TNC Corp.	703	102,482
	Hyundai Bioland Co. Ltd.	3,006	9,341
	HYUNDAI Corp.	1,819	27,063

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Department Store Co. Ltd.	2,633	$149,164
	Hyundai Elevator Co. Ltd.	1,707	90,478
	Hyundai Engineering & Construction Co. Ltd.	11,105	545,618
	Hyundai Futurenet Co. Ltd.	10,757	23,985
	Hyundai Glovis Co. Ltd.	5,008	661,878
	Hyundai Green Food	5,344	56,435
	Hyundai Home Shopping Network Corp.	852	31,438
	Hyundai Livart Furniture Co. Ltd.	1,570	7,277
*	Hyundai Marine & Fire Insurance Co. Ltd.	11,261	215,470
	Hyundai Motor Securities Co. Ltd.	4,895	29,936
	Hyundai Steel Co.	4,090	94,491
	Hyundai Wia Corp.	3,549	145,658
	HyVision System, Inc.	3,097	35,114
	Ilyang Pharmaceutical Co. Ltd.	1,789	16,386
	iM Financial Group Co. Ltd.	25,549	237,048
	iMarketKorea, Inc.	3,411	18,767
	InBody Co. Ltd.	2,353	47,356
	Innocean Worldwide, Inc.	3,352	40,319
	Innox Advanced Materials Co. Ltd.	3,147	54,265
*	Interflex Co. Ltd.	958	6,202
	INTOPS Co. Ltd.	2,924	33,133
	i-SENS, Inc.	1,571	19,060
*	ITM Semiconductor Co. Ltd.	1,348	11,325
*	Jahwa Electronics Co. Ltd.	1,899	28,843
	JB Financial Group Co. Ltd.	23,757	374,024
*	Jeju Air Co. Ltd.	1,076	4,308
*	Jin Air Co. Ltd.	6,265	31,671
	Jinsung T.E.C.	2,075	19,001
	JS Corp.	3,817	28,371
	JVM Co. Ltd.	835	16,348
	JW Life Science Corp.	1,349	12,725
	JW Pharmaceutical Corp.	858	14,127
	K Ensol Co. Ltd.	1,713	13,752
	Kangwon Land, Inc.	13,689	162,066
	KC Co. Ltd.	2,037	37,244

		Shares	Value»
SOUTH KOREA — (Continued)
	KC Tech Co. Ltd.	1,888	$50,560
	KCC Corp.	847	260,946
*	KEC Corp.	20,676	11,253
	KEPCO Plant Service & Engineering Co. Ltd.	4,024	142,734
	KG Dongbusteel	8,803	33,630
	KG Eco Solution Co. Ltd.	5,772	22,936
	Kginicis Co. Ltd.	3,312	23,834
	KH Vatec Co. Ltd.	2,324	20,426
	KISCO Corp.	2,292	16,108
	KISCO Holdings Co. Ltd.	632	11,350
	KIWOOM Securities Co. Ltd.	2,451	509,105
*	KNJ Co. Ltd.	1,143	20,869
	Kolmar Holdings Co. Ltd.	3,450	26,729
	Kolon Corp.	916	27,960
	Kolon Industries, Inc.	3,779	94,232
	KONA I Co. Ltd.	952	31,474
	Korea Alcohol Industrial Co. Ltd.	1,839	12,055
*	Korea Circuit Co. Ltd.	2,410	34,760
	Korea Electric Terminal Co. Ltd.	1,101	47,744
	Korea Fuel-Tech Corp.	5,130	21,543
*	Korea Information & Communications Co. Ltd.	2,884	16,442
	Korea Information Certificate Authority, Inc.	3,607	15,686
	Korea Investment Holdings Co. Ltd.	6,379	813,296
*	Korea Line Corp.	40,485	53,312
	Korea Movenex Co. Ltd.	4,358	12,134
	Korea Petrochemical Ind Co. Ltd.	710	65,155
	Korea United Pharm, Inc.	1,827	24,362
	Korean Air Lines Co. Ltd.	28,525	442,658
	Korean Reinsurance Co.	28,809	214,378
	KSS LINE Ltd.	3,271	21,206
	Kumho Petrochemical Co. Ltd.	2,807	228,166
*	Kumho Tire Co., Inc.	19,446	64,341
	Kyeryong Construction Industrial Co. Ltd.	1,162	14,022

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyung Dong Navien Co. Ltd.	1,037	$51,317
*	LB Semicon, Inc.	4,003	13,932
	Lee Ku Industrial Co. Ltd.	6,393	22,104
	LF Corp.	3,721	47,673
*	LG Display Co. Ltd. (034220 KS)	53,485	546,811
	LG H&H Co. Ltd.	1,494	297,877
*	LG HelloVision Co. Ltd.	9,492	16,240
	LG Innotek Co. Ltd.	2,374	400,476
	LG Uplus Corp.	40,208	429,807
*	LOT Vacuum Co. Ltd.	3,140	28,677
	Lotte Chilsung Beverage Co. Ltd.	706	57,093
	Lotte Corp.	2,104	43,090
*	Lotte Data Communication Co.	1,132	16,457
	LOTTE Fine Chemical Co. Ltd.	3,279	104,780
*	Lotte Non-Life Insurance Co. Ltd.	18,648	24,813
	Lotte Rental Co. Ltd.	3,364	69,116
	Lotte Shopping Co. Ltd.	1,229	56,084
	Lotte Wellfood Co. Ltd.	520	41,574
	LS Corp.	3,430	499,867
	LS Electric Co. Ltd.	1,307	396,752
	LTC Co. Ltd.	719	10,608
*	LVMC Holdings	17,904	20,815
	LX Hausys Ltd.	516	10,179
	LX Holdings Corp.	7,726	44,193
#	LX International Corp.	5,883	124,298
	LX Semicon Co. Ltd.	1,277	51,217
	Maeil Dairies Co. Ltd.	347	8,435
	Mcnex Co. Ltd.	2,125	46,340
*	ME2ON Co. Ltd.	6,402	21,691
*	Medipost Co. Ltd.	4,309	52,243
	MegaStudy Co. Ltd.	1,207	9,542
	MegaStudyEdu Co. Ltd.	1,081	31,514
	Mgame Corp.	3,697	16,826
*	Mirae Asset Life Insurance Co. Ltd.	9,166	56,403
	Mirae Asset Securities Co. Ltd.	39,636	728,754
	Mirae Asset Venture Investment Co. Ltd.	5,057	30,184
	Misto Holdings Corp.	4,477	115,478
	Miwon Commercial Co. Ltd.	195	20,694
	MK Electron Co. Ltd.	4,116	26,618

		Shares	Value»
SOUTH KOREA — (Continued)
*	MONAYONGPYONG	4,143	$10,098
*	Motrex Co. Ltd.	3,067	18,679
	mPlus Corp.	2,653	32,299
	Muhak Co. Ltd.	2,641	15,934
	Myoung Shin Industrial Co. Ltd.	6,539	42,755
	Namhae Chemical Corp.	4,529	20,474
	Namuga Co. Ltd.	988	11,685
	Nature Holdings Co. Ltd.	2,604	17,436
	NeoPharm Co. Ltd.	2,118	25,417
*	Neowiz	1,943	33,346
*	Nepes Ark Corp.	1,427	19,865
Ω	Netmarble Corp.	3,633	137,672
	New Power Plasma Co. Ltd.	3,767	16,367
*	Newflex Technology Co. Ltd.	3,299	12,120
	Nexen Corp.	3,941	14,788
	Nexen Tire Corp.	3,768	16,961
	Nexteel Co. Ltd.	2,819	23,369
	NH Investment & Securities Co. Ltd.	23,512	335,190
	NHN Corp.	4,030	81,765
#	NHN KCP Corp.	4,060	45,311
	NICE Holdings Co. Ltd.	4,202	40,894
	Nong Shim Holdings Co. Ltd.	465	30,675
	NongShim Co. Ltd.	597	182,545
	NOVAREX Co. Ltd.	3,270	39,109
	OCI Co. Ltd.	865	35,801
	OCI Holdings Co. Ltd.	1,707	136,486
	Orion Corp.	3,170	220,743
	Orion Holdings Corp.	4,507	60,007
	Osang Healthcare Co. Ltd.	501	4,541
*	Osung Advanced Materials Co. Ltd.	10,029	11,051
	Otoki Corp.	246	67,034
	Pan Ocean Co. Ltd.	50,340	135,227
	Paradise Co. Ltd.	8,810	114,150
	Partron Co. Ltd.	8,571	41,571
	People & Technology, Inc.	3,118	94,337
	PHA Co. Ltd.	1,337	10,936
	PI Advanced Materials Co. Ltd.	1,764	22,409
*	PKC Co. Ltd.	4,913	21,561
	Poongsan Corp.	3,373	259,413
	Poongsan Holdings Corp.	1,377	37,328

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Posco International Corp.	1,731	$66,682
	POSCO Steeleon Co. Ltd.	829	22,393
	Protec Co. Ltd.	1,461	31,976
	PSK, Inc.	3,165	83,411
*	Refine Co. Ltd.	1,709	14,809
	RFHIC Corp.	2,544	59,483
	Rorze Systems Corp.	2,453	19,149
	S-1 Corp.	1,819	95,652
	Sajodaerim Corp.	1,147	30,249
	Samji Electronics Co. Ltd.	1,764	15,403
	Samjin Pharmaceutical Co. Ltd.	1,495	20,704
	Sammok S-Form Co. Ltd.	2,023	28,238
	SAMPYO Cement Co. Ltd.	9,240	19,478
	Samsung Card Co. Ltd. (029780 KS)	5,410	187,947
	Samsung Electro-Mechanics Co. Ltd.	7,275	1,247,085
	Samsung Engineering Co. Ltd.	25,040	455,234
	Samsung Securities Co. Ltd.	12,155	657,850
	SAMT Co. Ltd.	12,775	33,042
	Samyang Corp.	930	32,280
	Samyang Holdings Corp.	506	37,149
	Sang-A Frontec Co. Ltd.	1,293	16,805
	Sangsin Energy Display Precision Co. Ltd.	2,635	23,520
	SD Biosensor, Inc.	3,911	26,193
	SeAH Besteel Holdings Corp.	3,013	58,007
	SeAH Steel Corp.	231	20,495
	SeAH Steel Holdings Corp.	380	38,204
	Sebang Global Battery Co. Ltd.	1,376	62,833
	Seegene, Inc.	6,460	114,578
	Segyung Hitech Co. Ltd.	3,979	15,928
	Seobu T&D	6,459	41,272
	Seohee Construction Co. Ltd.	38,458	43,809
*	Seojin System Co. Ltd.	1,410	26,746

		Shares	Value»
SOUTH KOREA — (Continued)
*	Seoul Semiconductor Co. Ltd.	3,808	$16,729
	Seoyon Co. Ltd.	4,130	27,336
	Seoyon E-Hwa Co. Ltd.	2,518	22,933
*	Sewon E&C Co. Ltd.	7,730	656
	SFA Engineering Corp.	721	12,498
	SGC Energy Co. Ltd.	1,829	28,977
	Shin Heung Energy & Electronics Co. Ltd.	3,486	13,333
	Shinsegae Information & Communication Co. Ltd.	2,090	22,038
	Shinsegae International, Inc.	3,298	23,768
	Shinsegae, Inc.	677	82,514
	Shinyoung Securities Co. Ltd.	986	99,928
	SIMMTECH Co. Ltd.	1,774	78,030
	Sindoh Co. Ltd.	830	24,766
	SK Chemicals Co. Ltd.	945	41,874
	SK Discovery Co. Ltd.	2,070	86,166
*	SK Eternix Co. Ltd.	2,859	41,622
	SK Gas Ltd.	546	99,767
*Ω	SK IE Technology Co. Ltd.	594	12,761
	SK Networks Co. Ltd.	24,348	77,505
*	SK oceanplant Co. Ltd.	5,032	74,737
	SK Securities Co. Ltd.	69,495	34,098
	SL Corp.	3,275	83,212
	SNT Dynamics Co. Ltd.	2,911	109,870
*	SNT Holdings Co. Ltd.	951	42,302
	SNT Motiv Co. Ltd.	2,958	70,932
*	S-Oil Corp.	720	36,241
	Solid, Inc.	14,983	84,356
	Songwon Industrial Co. Ltd.	2,470	16,624
	Soosan Industries Co. Ltd.	1,110	16,940
	Soulbrain Co. Ltd.	555	109,767
	Soulbrain Holdings Co. Ltd.	1,012	30,361
	STIC Investments, Inc.	4,166	30,400
	Straffic Co. Ltd.	3,886	9,968
*	Studio Dragon Corp.	2,041	65,156
	Sung Kwang Bend Co. Ltd.	2,934	64,721
	Sungshin Cement Co. Ltd.	4,536	29,850
	Sungwoo Hitech Co. Ltd.	8,732	41,377

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Suprema, Inc.	1,563	$36,995
*	Synergy Innovation Co. Ltd.	6,091	10,405
	Systems Technology, Inc.	1,635	26,162
*	Taewoong Co. Ltd.	1,838	39,582
*	Taihan Cable & Solution Co. Ltd.	12,574	212,516
	Telechips, Inc.	1,102	10,764
	TES Co. Ltd.	1,168	36,120
	TK Corp.	3,405	67,409
	TKG Huchems Co. Ltd.	3,899	48,881
	TLB Co. Ltd.	1,680	80,432
*	Tongyang Life Insurance Co. Ltd.	9,098	43,184
	Toptec Co. Ltd.	3,621	11,839
	Tovis Co. Ltd.	1,651	17,346
	TS Corp.	6,440	12,660
	TSE Co. Ltd.	768	27,863
*	Tuksu Construction Co. Ltd.	2,788	11,105
	TYM Corp.	5,445	22,698
	Uju Electronics Co. Ltd.	1,103	29,668
	Unid Co. Ltd.	825	38,849
	Union Semiconductor Equipment & Materials Co. Ltd.	4,041	28,284
	Unitrontech Co. Ltd.	2,709	11,443
	Value Added Technology Co. Ltd.	1,095	16,851
*††	Vidente Co. Ltd.	4,562	1,995
	Vieworks Co. Ltd.	1,576	20,942
	Webcash Corp.	1,546	12,088
	Webzen, Inc.	2,959	25,040
*	Wonik Holdings Co. Ltd.	11,835	226,433
	WONIK IPS Co. Ltd.	3,329	149,310
	Wonik Materials Co. Ltd.	1,147	26,029
	Wonik QnC Corp.	1,343	21,973
	Woojin, Inc.	3,439	36,587
*	Woori Technology Investment Co. Ltd.	8,023	50,386
*	Woosu AMS Co. Ltd.	4,962	10,101
	Worldex Industry & Trading Co. Ltd.	1,282	22,580
*	YMT Co. Ltd.	1,500	13,586
	Young Poong Corp.	910	31,280
#	Youngone Corp.	3,883	157,446
	Youngone Holdings Co. Ltd.	1,334	132,965

		Shares	Value»
SOUTH KOREA — (Continued)
	Yuanta Securities Korea Co. Ltd.	17,353	$46,988
	Yunsung F&C Co. Ltd.	464	12,334
	Zeus Co. Ltd.	4,043	43,720
	Zinus, Inc.	3,322	32,154

TOTAL SOUTH KOREA			34,889,401

TAIWAN — (17.1%)
	Abico Avy Co. Ltd.	35,493	57,379
	Ability Enterprise Co. Ltd.	41,431	114,976
	AcBel Polytech, Inc.	128,989	181,897
	Acer, Inc.	479,000	466,702
	ACES Electronic Co. Ltd.	28,985	64,552
*	Acon Holding, Inc.	75,000	20,060
	Action Electronics Co. Ltd.	24,000	8,793
	Actron Technology Corp.	9,000	40,590
	ADATA Technology Co. Ltd.	53,621	344,223
	Advanced International Multitech Co. Ltd.	20,000	38,791
	Advanced Power Electronics Corp.	10,000	33,108
	Advancetek Enterprise Co. Ltd.	49,000	55,998
	Aerospace Industrial Development Corp.	65,000	111,394
	AGV Products Corp.	144,000	48,189
	Air Asia Co. Ltd.	13,000	21,759
	Allied Supreme Corp.	3,000	24,041
	Alltek Technology Corp.	24,040	24,944
	Alpha Networks, Inc.	43,773	46,006
	Altek Corp.	63,605	102,085
	Amazing Microelectronic Corp.	16,000	51,845
	Ambassador Hotel	49,000	68,390
	AMPACS Corp.	10,000	9,514
	Ampire Co. Ltd.	12,000	9,832
	AmTRAN Technology Co. Ltd.	121,827	55,507
	Anji Technology Co. Ltd.	18,000	21,740
	Apacer Technology, Inc.	35,000	117,320
	APAQ Technology Co. Ltd.	2,000	11,958
	Apex Biotechnology Corp.	13,000	13,889

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Apex Dynamics, Inc.	2,000	$43,324
	ARBOR Technology Corp.	14,000	18,526
	Arcadyan Technology Corp.	24,000	156,844
	Ardentec Corp.	81,000	245,453
	Arizon RFID Technology Cayman Co. Ltd.	2,000	9,128
	Asia Cement Corp.	418,000	492,674
#	Asia Optical Co., Inc.	30,000	152,161
	Asia Tech Image, Inc.	18,000	44,520
	Aten International Co. Ltd.	14,000	27,549
	Audix Corp.	23,000	48,269
	AUO Corp. (2409 TT)	218,000	85,727
	Avermedia Technologies	14,000	17,841
	Axiomtek Co. Ltd.	7,695	20,495
	Azurewave Technologies, Inc.	9,000	21,297
	Bank of Kaohsiung Co. Ltd.	177,587	69,846
	Basso Industry Corp.	30,000	31,782
	BenQ Materials Corp.	31,000	20,925
*	BES Engineering Corp.	253,000	125,937
	Best Precision Industrial Co. Ltd.	4,000	14,260
*	Bin Chuan Enterprise Co. Ltd.	11,000	23,756
	Bizlink Holding, Inc.	6,059	272,342
	Brave C&H Supply Co. Ltd.	4,000	9,433
	Brightek Optoelectronic Co. Ltd.	9,000	12,134
	Brighton-Best International Taiwan, Inc.	77,000	83,840
	Capital Futures Corp.	19,552	31,424
	Capital Securities Corp.	302,000	239,609
	Castles Technology Co. Ltd.	8,000	18,453
	Caswell, Inc.	4,000	10,908
	Catcher Technology Co. Ltd.	19,000	122,517
	Cathay Real Estate Development Co. Ltd.	101,000	74,880
*	CCP Contact Probes Co. Ltd.	11,000	19,327
	Celxpert Energy Corp.	10,747	14,196
	Cenra, Inc.	29,000	32,018

		Shares	Value»
TAIWAN — (Continued)
	Central Reinsurance Co. Ltd.	58,674	$46,788
#	Chailease Holding Co. Ltd.	243,780	814,852
	Chang Hwa Commercial Bank Ltd.	673,274	433,006
	Chang Wah Electromaterials, Inc.	51,000	74,889
	Channel Well Technology Co. Ltd.	6,000	15,030
	CHC Healthcare Group	27,000	37,807
	Chen Full International Co. Ltd.	12,000	15,565
	Cheng Loong Corp.	169,000	93,829
	Cheng Shin Rubber Industry Co. Ltd.	290,000	300,637
#	Cheng Uei Precision Industry Co. Ltd.	74,000	118,310
	Chia Chang Co. Ltd.	17,000	22,875
	Chia Hsin Cement Corp.	79,560	33,455
	Chien Kuo Construction Co. Ltd.	23,200	19,607
#	China Airlines Ltd.	570,000	369,536
	China Bills Finance Corp.	133,000	71,998
	China Metal Products	64,000	54,589
	China Motor Corp.	43,200	81,768
	China Steel Structure Co. Ltd.	14,000	18,713
	China Wire & Cable Co. Ltd.	15,000	18,587
	Chinese Maritime Transport Ltd.	20,000	37,134
	Ching Feng Home Fashions Co. Ltd.	27,111	17,412
	Chin-Poon Industrial Co. Ltd.	79,000	84,018
	Chipbond Technology Corp.	114,000	220,619
	ChipMOS Technologies, Inc. (8150 TT)	120,000	126,241
	Chlitina Holding Ltd.	8,000	25,981
	Chong Hong Construction Co. Ltd.	32,000	81,848
	Chun YU Works & Co. Ltd.	13,650	6,983

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chun Yuan Steel Industry Co. Ltd.	92,000	$57,188
	Clevo Co.	73,000	93,694
	CMC Magnetics Corp.	145,336	43,012
#	Compal Electronics, Inc.	784,000	837,745
	Compeq Manufacturing Co. Ltd.	168,000	474,809
	Complex Micro Interconnection Co. Ltd.	9,000	11,408
	Concord Securities Co. Ltd.	103,383	42,769
	Continental Holdings Corp.	77,000	54,164
	Contrel Technology Co. Ltd.	61,000	77,921
	Coremax Corp.	24,731	51,524
#	Coretronic Corp.	67,000	189,979
	Co-Tech Development Corp.	12,000	91,115
	Creative Sensor, Inc.	15,000	25,945
	Crowell Development Corp.	33,000	33,132
	CTCI Corp.	99,118	98,258
	CviLux Corp.	10,000	26,597
	Cyberlink Corp.	6,000	18,268
*	CyberTAN Technology, Inc.	61,000	52,672
	DA CIN Construction Co. Ltd.	48,000	102,311
	Dafeng TV Ltd.	9,000	14,349
	Da-Li Development Co. Ltd.	91,447	146,432
	Darfon Electronics Corp.	37,000	43,228
	Darwin Precisions Corp.	53,100	19,284
	De Licacy Industrial Co. Ltd.	55,060	19,472
	Depo Auto Parts Ind Co. Ltd.	21,000	93,030
	Dimerco Express Corp.	20,600	53,855
	D-Link Corp.	103,040	55,685
	Donpon Precision, Inc.	9,800	15,144
	Dynamic Holding Co. Ltd.	31,000	90,104
	Dynapack International Technology Corp.	23,000	228,384
	Eastern Media International Corp.	49,465	33,137
	Edimax Technology Co. Ltd.	45,000	28,835

		Shares	Value»
TAIWAN — (Continued)
*	Edom Technology Co. Ltd.	20,900	$25,677
	E-Lead Electronic Co. Ltd.	8,000	11,441
	Elite Advanced Laser Corp.	23,000	203,029
	Elitegroup Computer Systems Co. Ltd.	59,000	38,771
	Emerging Display Technologies Corp.	48,000	32,159
	Ennoconn Corp.	17,000	161,105
	EnTie Commercial Bank Co. Ltd.	61,000	26,144
	Episil-Precision, Inc.	11,000	19,990
	Eson Precision Ind Co. Ltd.	20,000	53,553
#	Eternal Materials Co. Ltd.	158,000	209,311
	Eurocharm Holdings Co. Ltd.	5,000	20,098
	Eva Airways Corp.	396,041	464,899
*	Everest Textile Co. Ltd.	92,326	16,987
	Evergreen International Storage & Transport Corp.	43,500	80,934
	EVERGREEN Steel Corp.	33,000	113,941
	Everlight Chemical Industrial Corp.	92,000	55,862
	Everlight Electronics Co. Ltd.	70,000	133,116
	Excelsior Medical Co. Ltd.	30,278	83,567
	Far Eastern Department Stores Ltd.	183,000	128,643
	Far Eastern International Bank	509,557	209,326
	Far Eastern New Century Corp.	550,000	473,297
	Farglory F T Z Investment Holding Co. Ltd.	27,358	43,081
	Farglory Land Development Co. Ltd.	48,000	84,097
*	Federal Corp.	50,000	32,061
	Feedback Technology Corp.	10,800	37,816
	Feng Hsin Steel Co. Ltd.	75,000	154,272

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	First Insurance Co. Ltd.	45,000	$38,445
*	First Steamship Co. Ltd.	184,010	34,451
	FIT Holding Co. Ltd.	32,000	38,514
	Fitipower Integrated Technology, Inc.	17,050	84,020
	Flytech Technology Co. Ltd.	10,000	34,478
	Forest Water Environment Engineering Co. Ltd.	17,544	22,951
	Formosa Advanced Technologies Co. Ltd.	29,000	35,684
#	Formosa Chemicals & Fibre Corp.	457,000	432,433
	Formosa Laboratories, Inc.	22,704	45,678
	Formosa Optical Technology Co. Ltd.	6,000	19,055
	Formosa Plastics Corp.	216,000	266,921
	Formosa Sumco Technology Corp.	5,000	16,152
	Formosa Taffeta Co. Ltd.	93,000	44,983
	Formosan Rubber Group, Inc.	62,100	47,932
	Formosan Union Chemical Corp.	70,400	38,054
	Founding Construction & Development Co. Ltd.	45,000	21,792
	Foxconn Technology Co. Ltd.	177,000	409,144
	Foxsemicon Integrated Technology, Inc.	12,000	143,825
	Franbo Lines Corp.	19,997	14,015
	Froch Enterprise Co. Ltd.	41,000	18,508
#	FSP Technology, Inc.	24,000	47,167
	Fu Chun Shin Machinery Manufacture Co. Ltd.	20,000	12,691
#	Fu Hua Innovation Co. Ltd.	84,981	54,086
	Fulgent Sun International Holding Co. Ltd.	28,063	87,336

		Shares	Value»
TAIWAN — (Continued)
	Fullerton Technology Co. Ltd.	2,000	$1,528
*	Fulltech Fiber Glass Corp.	71,436	167,177
	G Shank Enterprise Co. Ltd.	38,122	118,957
	Gamania Digital Entertainment Co. Ltd.	23,000	44,346
*	GCS Holdings, Inc.	10,000	58,962
	GEM Services, Inc.	11,000	29,113
	Gemtek Technology Corp.	74,000	62,824
*	General Interface Solution GIS Holding Ltd.	21,000	33,632
	General Plastic Industrial Co. Ltd.	14,000	12,771
	Genius Electronic Optical Co. Ltd.	13,000	176,646
	GeoVision, Inc.	15,130	22,693
	Giant Manufacturing Co. Ltd.	44,000	144,964
*	Giantplus Technology Co. Ltd.	52,000	20,072
*	Gigastorage Corp.	23,000	14,142
	Global Brands Manufacture Ltd.	65,248	246,768
	Global Lighting Technologies, Inc.	17,000	23,047
	Global PMX Co. Ltd.	10,000	46,236
	Globalwafers Co. Ltd.	33,000	542,552
	Globe Union Industrial Corp.	48,910	16,357
	Gloria Material Technology Corp.	78,000	86,150
	GMI Technology, Inc.	19,966	25,221
	Goldsun Building Materials Co. Ltd.	135,543	159,356
	Good Finance Securities Co. Ltd.	40,000	33,310
	Good Will Instrument Co. Ltd.	14,000	25,913
	Gordon Auto Body Parts	23,000	23,682
	Gourmet Master Co. Ltd.	18,000	40,827
*	Grand Pacific Petrochemical	66,627	22,312
	Grape King Bio Ltd.	16,000	64,213
	Great China Metal Industry	26,000	16,993

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Great Wall Enterprise Co. Ltd.	104,000	$175,649
	Greatek Electronics, Inc.	49,000	112,049
	GTM Holdings Corp.	24,000	23,678
	Hannstar Board Corp.	43,361	132,635
	Hanpin Electron Co. Ltd.	14,000	20,919
	Heran Co. Ltd.	12,000	24,841
	Hey Song Corp.	53,000	64,319
	Highwealth Construction Corp.	218,048	276,164
*	Hitron Technology, Inc.	13,000	10,240
	Hiwin Technologies Corp.	27,000	194,943
	Hiyes International Co. Ltd.	8,000	21,726
	Ho Tung Chemical Corp.	176,000	46,871
	Hocheng Corp.	45,100	26,210
	Holdings-Key Electric Wire & Cable Co. Ltd.	10,000	14,460
	Holy Stone Enterprise Co. Ltd.	25,950	96,008
	Hong Pu Real Estate Development Co. Ltd.	35,000	29,675
	Hong TAI Electric Industrial	58,000	74,145
	Hota Industrial Manufacturing Co. Ltd.	21,000	40,477
	Hotai Finance Co. Ltd.	26,200	52,437
	Hsin Kuang Steel Co. Ltd.	23,000	29,660
	Hsing TA Cement Co.	29,000	14,586
	Hu Lane Associate, Inc.	13,991	59,783
	HUA ENG Wire & Cable Co. Ltd.	37,000	39,598
	Hua Yu Lien Development Co. Ltd.	20,000	40,413
	Huaku Development Co. Ltd.	50,820	171,905
	Huang Hsiang Construction Corp.	22,538	30,181
	Hung Ching Development & Construction Co. Ltd.	31,000	27,474

		Shares	Value»
TAIWAN — (Continued)
	Hung Sheng Construction Ltd.	80,680	$55,886
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	31,354
	Hwacom Systems, Inc.	40,000	31,701
	IBF Financial Holdings Co. Ltd.	499,684	247,429
	Ichia Technologies, Inc.	47,000	77,491
	IEI Integration Corp.	29,600	64,313
	Infortrend Technology, Inc.	52,000	38,656
	Innolux Corp.	483,627	208,291
	Inpaq Technology Co. Ltd.	19,954	56,206
	Integrated Service Technology, Inc.	6,773	24,255
*	IntelliEPI, Inc.	7,000	35,485
	Inventec Corp.	34,000	50,461
	Iron Force Industrial Co. Ltd.	10,371	31,993
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	27,110
#	ITEQ Corp.	35,000	132,516
	Jean Co. Ltd.	18,694	15,484
	Jia Wei Lifestyle, Inc.	7,350	9,513
	Jih Lin Technology Co. Ltd.	6,000	10,463
	Jiin Yeeh Ding Enterprise Co. Ltd.	7,000	14,615
	Johnson Health Tech Co. Ltd.	13,000	67,322
	K Laser Technology, Inc.	27,000	13,682
	Kaimei Electronic Corp.	18,400	55,900
	Kedge Construction Co. Ltd.	9,847	28,125
	KEE TAI Properties Co. Ltd.	75,110	25,758
	Kenda Rubber Industrial Co. Ltd.	106,975	69,658
	Kerry TJ Logistics Co. Ltd.	37,000	40,445
	KGI Financial Holding Co. Ltd.	1,658,420	855,482
#	Kindom Development Co. Ltd.	75,790	81,958
	King Chou Marine Technology Co. Ltd.	8,000	13,330
*	Kinko Optical Co. Ltd.	31,455	46,807
	Kinpo Electronics	184,000	135,406

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Kinsus Interconnect Technology Corp.	52,000	$229,500
	KMC Kuei Meng International, Inc.	11,000	32,184
	KS Terminals, Inc.	19,000	30,913
	Kung Long Batteries Industrial Co. Ltd.	3,000	11,843
*	Kung Sing Engineering Corp.	75,900	28,584
	Kuo Toong International Co. Ltd.	29,399	55,100
	Kwong Lung Enterprise Co. Ltd.	23,000	35,753
	L&K Engineering Co. Ltd.	5,124	79,269
	Laser Tek Taiwan Co. Ltd.	17,000	28,557
	Leadtrend Technology Corp.	6,119	9,554
	Lelon Electronics Corp.	14,000	49,393
	Lemtech Holdings Co. Ltd.	4,200	10,903
	Leo Systems, Inc.	21,000	24,266
*	Leofoo Development Co. Ltd.	17,000	9,309
	Lingsen Precision Industries Ltd.	77,000	51,397
	Lite-On Technology Corp.	6,000	34,809
	Liton Technology Corp.	8,000	12,397
	Long Da Construction & Development Corp.	66,000	61,192
	Longwell Co.	11,000	66,912
	Lotus Pharmaceutical Co. Ltd.	6,000	57,560
	Lucky Cement Corp.	40,000	19,442
	Lumax International Corp. Ltd.	19,800	63,620
*	Lung Yen Life Service Corp.	12,000	20,284
	Macauto Industrial Co. Ltd.	6,000	11,603
*	Macronix International Co. Ltd.	120,000	120,976
	Magnate Technology Co. Ltd.	10,000	13,781
	Mayer Steel Pipe Corp.	36,000	27,845
	Megaforce Co. Ltd.	19,000	25,493

		Shares	Value»
TAIWAN — (Continued)
	Meiloon Industrial Co.	22,400	$17,090
	Mercuries & Associates Holding Ltd.	68,517	31,833
	Mercuries Data Systems Ltd.	13,000	10,783
*	Mercuries Life Insurance Co. Ltd.	304,740	71,647
	Merida Industry Co. Ltd.	26,000	84,261
	Merry Electronics Co. Ltd.	36,933	122,712
	Micro-Star International Co. Ltd.	60,000	212,695
	Mildef Crete, Inc.	7,000	24,360
	MIN AIK Technology Co. Ltd.	28,000	19,998
	Mitac Holdings Corp.	190,238	614,080
	Motech Industries, Inc.	65,000	35,863
	Namchow Holdings Co. Ltd.	38,000	47,813
	Nan Kang Rubber Tire Co. Ltd.	74,000	86,974
	Nan Ya Plastics Corp.	104,000	139,943
	Nan Ya Printed Circuit Board Corp.	26,000	243,698
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	11,364
	Nantex Industry Co. Ltd.	49,000	35,500
*	Nanya Technology Corp.	43,000	183,631
#	National Aerospace Fasteners Corp.	11,000	38,404
*	New Asia Construction & Development Corp.	54,000	25,953
	New Best Wire Industrial Co. Ltd.	11,000	10,438
	Nichidenbo Corp.	8,000	23,432
	Niko Semiconductor Co. Ltd.	11,754	21,565
	Nishoku Technology, Inc.	7,000	28,852
	North-Star International Co. Ltd.	21,000	18,044
	Nuvoton Technology Corp.	29,000	57,843
	O-Bank Co. Ltd.	208,909	61,465
	Optimax Technology Corp.	17,000	11,073
	Orient Semiconductor Electronics Ltd.	64,000	100,497

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Pacific Hospital Supply Co. Ltd.	6,000	$17,253
	Paiho Shih Holdings Corp.	32,025	25,920
	Pan German Universal Motors Ltd.	3,000	28,304
	Pan Jit International, Inc.	56,000	152,873
#	Pan-International Industrial Corp.	76,000	138,059
#	Parpro Corp.	23,000	39,293
	Pegatron Corp.	212,000	510,027
	Pegavision Corp.	8,000	88,489
	Phison Electronics Corp.	14,000	482,667
	Phoenix Silicon International Corp.	21,000	117,531
	Polytronics Technology Corp.	7,000	10,433
	Pou Chen Corp.	410,000	390,112
	Powertech Technology, Inc.	120,000	670,338
	President Securities Corp.	174,392	134,125
	Primax Electronics Ltd.	68,000	182,968
	Prince Housing & Development Corp.	73,000	21,155
	Promate Electronic Co. Ltd.	33,000	50,835
	Prosperity Dielectrics Co. Ltd.	28,000	53,395
	Qisda Corp.	192,700	193,630
	QST International Corp.	23,874	32,940
	Qualipoly Chemical Corp.	15,000	88,056
	Quang Viet Enterprise Co. Ltd.	6,000	15,057
	Quanta Storage, Inc.	33,000	113,691
	Radiant Opto-Electronics Corp.	69,000	295,571
	Radium Life Tech Co. Ltd.	125,786	44,926
	Raydium Semiconductor Corp.	4,000	31,610
	Rechi Precision Co. Ltd.	61,000	45,739
	Rexon Industrial Corp. Ltd.	18,000	16,122
	RiTdisplay Corp.	17,814	19,125

		Shares	Value»
TAIWAN — (Continued)
*	Ritek Corp.	142,121	$45,962
	Ruentex Development Co. Ltd.	298,500	289,132
	Run Long Construction Co. Ltd.	37,000	45,674
	Sampo Corp.	55,200	44,140
	San Fang Chemical Industry Co. Ltd.	32,000	32,146
	Sanyang Motor Co. Ltd.	35,000	68,675
	Savior Lifetec Corp.	72,000	40,003
	SCI Pharmtech, Inc.	11,000	20,578
	ScinoPharm Taiwan Ltd.	41,000	23,342
	SDI Corp.	12,000	33,200
	Sea Sonic Electronics Co. Ltd.	4,000	8,946
	Senao International Co. Ltd.	10,000	9,432
	Sensortek Technology Corp.	3,000	18,519
	Sercomm Corp.	43,000	137,810
	Sesoda Corp.	48,776	47,842
	Shanghai Commercial & Savings Bank Ltd.	544,000	700,294
	Sharehope Medicine Co. Ltd.	13,103	10,350
	ShenMao Technology, Inc.	16,000	52,560
	Shih Her Technologies, Inc.	7,513	42,209
*	Shih Wei Navigation Co. Ltd.	66,708	37,959
	Shihlin Electric & Engineering Corp.	29,000	187,441
	Shin Ruenn Development Co. Ltd.	17,000	32,184
	Shin Zu Shing Co. Ltd.	3,862	26,366
	Shinkong Insurance Co. Ltd.	38,000	138,923
#	Shinkong Synthetic Fibers Corp.	221,000	95,790
	Shinkong Textile Co. Ltd.	27,000	49,575
*	Shuttle, Inc.	55,000	33,081
	Sigurd Microelectronics Corp.	72,726	246,051
	Silicon Integrated Systems Corp.	48,620	87,154
	Simplo Technology Co. Ltd.	28,000	318,733

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sincere Navigation Corp.	48,410	$38,024
	Sino-American Silicon Products, Inc.	92,000	372,279
	Sinon Corp.	70,000	97,099
	SinoPac Financial Holdings Co. Ltd.	170,775	142,152
	Sinopower Semiconductor, Inc.	4,000	13,966
	Sinphar Pharmaceutical Co. Ltd.	23,814	24,915
	Sinyi Realty, Inc.	30,000	22,093
	Sirtec International Co. Ltd.	10,000	8,188
	Sitronix Technology Corp.	3,000	19,492
	Siward Crystal Technology Co. Ltd.	28,000	20,486
	Soft-World International Corp.	8,000	26,504
	Solteam, Inc.	9,598	15,044
	Song Shang Electronics Co. Ltd.	22,000	15,329
	Sonix Technology Co. Ltd.	24,000	27,381
	Speed Tech Corp.	13,000	19,919
	Sports Gear Co. Ltd.	17,000	61,943
	St. Shine Optical Co. Ltd.	11,000	46,682
	Standard Chemical & Pharmaceutical Co. Ltd.	15,000	27,048
	Standard Foods Corp.	72,000	73,470
*	Starlux Airlines Co. Ltd.	53,000	41,332
	Sun Max Tech Ltd.	6,284	17,095
	Sunjuice Holdings Co. Ltd.	3,000	14,243
	Sunny Friend Environmental Technology Co. Ltd.	10,000	26,893
	Sunrex Technology Corp.	30,000	40,531
	Sunspring Metal Corp.	14,177	10,136
	Superalloy Industrial Co. Ltd.	35,000	54,005
#	Supreme Electronics Co. Ltd.	78,219	167,572
#	Swancor Holding Co. Ltd.	10,000	40,463

		Shares	Value»
TAIWAN — (Continued)
	Sweeten Real Estate Development Co. Ltd.	39,230	$35,971
	Symtek Automation Asia Co. Ltd.	5,346	27,162
	Syncmold Enterprise Corp.	21,000	46,948
	Synmosa Biopharma Corp.	46,179	50,354
	Synnex Technology International Corp.	220,000	405,586
	Systex Corp.	28,000	117,673
	T3EX Global Holdings Corp.	18,000	40,804
	TA Chen Stainless Pipe	326,057	388,654
	Ta Ya Electric Wire & Cable	141,247	192,307
	TA-I Technology Co. Ltd.	20,000	40,598
	Tai Tung Communication Co. Ltd.	22,000	16,259
	Taichung Commercial Bank Co. Ltd.	760,194	528,486
	TaiDoc Technology Corp.	8,000	31,959
	Taiflex Scientific Co. Ltd.	40,792	89,984
	Taimide Tech, Inc.	20,000	39,160
	Tainan Enterprises Co. Ltd.	15,000	13,242
	Tainan Spinning Co. Ltd.	172,000	70,406
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	39,036
	Taiwan Business Bank	1,396,220	695,467
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	19,219
	Taiwan Cogeneration Corp.	83,000	130,080
	Taiwan Fertilizer Co. Ltd.	20,000	31,264
	Taiwan Fire & Marine Insurance Co. Ltd.	54,000	63,238
	Taiwan FU Hsing Industrial Co. Ltd.	31,200	52,096
#*	Taiwan Glass Industry Corp.	208,000	188,721
	Taiwan Hon Chuan Enterprise Co. Ltd.	30,378	124,553

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	26,697	$27,157
††	Taiwan Land Development Corp.	217,000	3,547
	Taiwan Navigation Co. Ltd.	66,000	62,381
	Taiwan Paiho Ltd.	54,000	100,178
	Taiwan PCB Techvest Co. Ltd.	53,000	60,742
	Taiwan Sanyo Electric Co. Ltd.	21,000	24,126
	Taiwan Semiconductor Co. Ltd.	28,000	49,885
	Taiwan Shin Kong Security Co. Ltd.	51,510	68,189
	Taiwan Surface Mounting Technology Corp.	41,000	146,159
	Taiyen Biotech Co. Ltd.	15,000	15,548
#	Tatung Co. Ltd.	255,750	299,768
	TCC Group Holdings Co. Ltd.	780,000	559,631
	TCI Co. Ltd.	12,000	44,294
	Te Chang Construction Co. Ltd.	13,000	26,146
	Teco Electric & Machinery Co. Ltd.	296,000	1,114,003
	Test Rite International Co. Ltd.	46,000	30,374
	Thinking Electronic Industrial Co. Ltd.	12,000	73,450
	Thye Ming Industrial Co. Ltd.	22,400	39,422
	Ton Yi Industrial Corp.	154,000	89,880
	Tong Hsing Electronic Industries Ltd.	14,280	58,009
	Tong Yang Industry Co. Ltd.	58,000	181,970
	Tong-Tai Machine & Tool Co. Ltd.	46,000	48,355
	Top Bright Holding Co. Ltd.	3,000	27,879
	Top Union Electronics Corp.	37,047	36,109
	Topco Technologies Corp.	6,000	12,100
	Topkey Corp.	11,000	66,538
	Topoint Technology Co. Ltd.	17,000	65,023

		Shares	Value»
TAIWAN — (Continued)
	Transcend Information, Inc.	31,000	$132,766
	Tripod Technology Corp.	70,000	774,143
	TS Financial Holding Co. Ltd. (2887 TT)	2,788,500	1,694,030
*	TS Financial Holding Co. Ltd. (28871 TT)	51,870	15,559
	TSC Auto ID Technology Co. Ltd.	4,000	25,395
	TSRC Corp.	90,000	43,815
	Tung Ho Steel Enterprise Corp.	77,850	158,818
	Tung Thih Electronic Co. Ltd.	13,728	32,589
	TURVO International Co. Ltd.	6,000	39,106
	TXC Corp.	14,000	40,421
	TYC Brother Industrial Co. Ltd.	38,000	59,093
	Tyntek Corp.	52,000	29,498
	Ubright Optronics Corp.	10,000	20,564
	UDE Corp.	17,000	58,313
	U-Ming Marine Transport Corp.	82,000	148,145
	Unic Technology Corp.	25,000	18,826
	Unimicron Technology Corp.	159,000	838,016
#	Union Bank of Taiwan	390,253	235,151
	Union Insurance Co. Ltd.	10,000	8,719
	Unitech Computer Co. Ltd.	19,000	25,663
	Unitech Printed Circuit Board Corp.	113,032	96,253
	United Alloy-Tech Co.	11,000	19,267
	United Orthopedic Corp.	11,000	44,469
*††	Unity Opto Technology Co. Ltd.	46,000	0
	Univacco Technology, Inc.	9,000	13,233
	Universal Cement Corp.	94,440	95,041
	UPC Technology Corp.	38,316	12,605
	USI Corp.	59,000	19,818
	Utechzone Co. Ltd.	4,000	11,270
	Value Valves Co. Ltd.	7,000	19,062
	Ve Wong Corp.	24,000	30,818
	Ventec International Group Co. Ltd.	10,000	29,069
	VIA Labs, Inc.	6,000	16,101

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Wafer Works Corp.	30,555	$30,980
	Wah Lee Industrial Corp.	33,660	98,574
#	Walsin Lihwa Corp.	245,613	237,901
	Walsin Technology Corp.	41,000	164,510
	Walton Advanced Engineering, Inc.	49,000	38,103
#	Wan Hai Lines Ltd.	139,000	370,872
*	We&Win Development Co. Ltd.	26,000	9,408
	We&Win Diversification Co. Ltd.	20,000	13,948
	WEI Chih Steel Industrial Co. Ltd.	26,000	13,518
	Wei Chuan Foods Corp.	66,000	32,287
	Weikeng Industrial Co. Ltd.	69,946	66,700
	Well Shin Technology Co. Ltd.	14,000	23,903
	Win Semiconductors Corp.	41,000	142,526
*	Winbond Electronics Corp.	508,732	889,746
	Winstek Semiconductor Co. Ltd.	6,000	18,612
	Wisdom Marine Lines Co. Ltd.	80,221	164,351
	WNC Corp.	43,147	175,083
	Wonderful Hi-Tech Co. Ltd.	15,000	22,264
	WPG Holdings Ltd.	295,000	576,953
	WT Microelectronics Co. Ltd.	118,721	550,395
	WUS Printed Circuit Co. Ltd.	28,350	93,426
	Xxentria Technology Materials Corp.	28,781	32,307
	Ya Horng Electronic Co. Ltd.	7,000	12,847
#	Yang Ming Marine Transport Corp.	369,000	688,428
	YC INOX Co. Ltd.	76,633	47,871
	Yea Shin International Development Co. Ltd.	51,053	41,052
#	Yem Chio Co. Ltd.	83,706	36,040
	YFC-Boneagle Electric Co. Ltd.	14,596	9,912
	YFY, Inc.	169,000	139,369

		Shares	Value»
TAIWAN — (Continued)
	Yi Jinn Industrial Co. Ltd.	24,150	$12,797
*	Yieh Phui Enterprise Co. Ltd.	177,550	85,041
	Young Fast Optoelectronics Co. Ltd.	11,000	19,486
	Youngtek Electronics Corp.	21,000	40,135
	Yuanta Futures Co. Ltd.	28,091	82,198
	Yuen Foong Yu Consumer Products Co. Ltd.	29,000	36,204
	Yulon Finance Corp.	43,050	134,440
	Yulon Motor Co. Ltd.	118,886	126,759
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,682
	YungShin Global Holding Corp.	35,000	64,078
	Yusin Holding Corp.	9,428	21,148
	Zeng Hsing Industrial Co. Ltd.	11,520	34,520
	Zenitron Corp.	34,000	38,158
	Zhen Ding Technology Holding Ltd.	127,000	670,625
*	Zig Sheng Industrial Co. Ltd.	68,000	17,061
	ZillTek Technology Corp.	4,000	26,228
	Zippy Technology Corp.	15,000	25,220
	Zyxel Group Corp.	54,930	62,517

TOTAL TAIWAN			52,811,559

THAILAND — (1.1%)
	AAPICO Hitech PCL (AH/F TB)	68,970	26,236
	AEON Thana Sinsap Thailand PCL	15,900	51,877
	Amata Corp. PCL	119,300	53,129
	AP Thailand PCL	377,800	101,066
	Asia Plus Group Holdings PCL	195,300	13,409
	Asian Sea Corp. PCL	53,800	12,146
	Asset World Corp. PCL	337,000	22,929
	Bangchak Corp. PCL	160,200	146,154
	Bangkok Commercial Asset Management PCL	331,300	69,160

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Bangkok Land PCL	2,877,600	$44,497
	Bangkok Life Assurance PCL, NVDR	95,400	53,106
	Banpu PCL	1,160,600	181,260
	Berli Jucker PCL	159,700	90,382
	Betagro PCL	37,300	18,457
	BKI Holdings PCL	15,820	149,711
	Cal-Comp Electronics Thailand PCL, Class F	812,421	153,263
	CH Karnchang PCL	79,400	37,570
	Dhipaya Group Holdings PCL	53,700	36,204
	Dohome PCL	181,000	21,831
	Frasers Property Thailand PCL	79,285	15,693
	Gunkul Engineering PCL	870,500	55,458
	Hana Microelectronics PCL	76,600	54,960
	ICC International PCL	15,998	12,122
	Indorama Ventures PCL	41,400	24,455
	Jaymart Group Holdings PCL	85,500	20,625
	JMT Network Services PCL	132,800	40,043
	KGI Securities Thailand PCL	258,200	31,302
	Kiatnakin Phatra Bank PCL	35,100	71,372
	Lalin Property PCL	79,100	12,231
#	Land & Houses PCL (LHF TB)	927,300	111,844
	Lanna Resources PCL	35,700	17,003
	LH Financial Group PCL	755,000	18,212
	MBK PCL	69,810	35,623
	MK Restaurants Group PCL	61,400	62,188
	Northeast Rubber PCL	270,500	34,801
	Polyplex Thailand PCL	55,700	16,278
	Precious Shipping PCL	105,100	21,777
*	Property Perfect PCL	1,219,230	2,639
	PTG Energy PCL	132,300	32,732
	PTT Global Chemical PCL	246,000	192,098
	Ratchthani Leasing PCL	485,400	24,019
#	Regional Container Lines PCL	83,400	66,416

		Shares	Value»
THAILAND — (Continued)
	Saha Pathana Inter-Holding PCL	17,700	$24,770
	Saha Pathanapibul PCL	16,100	28,630
	Samart Corp. PCL	185,000	34,328
	Sansiri PCL	2,225,000	96,335
	SCG Packaging PCL	110,300	62,083
	Somboon Advance Technology PCL	66,900	27,103
	SPCG PCL	88,600	22,743
	Sri Trang Agro-Industry PCL	146,151	53,787
	Sri Trang Gloves Thailand PCL	205,300	42,539
	Srisawad Capital 1969 PCL, Class F	249,800	8,575
*	STP & I PCL	171,900	19,245
	Supalai PCL	184,200	97,412
	Thai Oil PCL	132,400	146,383
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	4,800	28,724
	Thai Union Group PCL	384,400	155,733
#*	Thaicom PCL	118,200	34,910
	Thaifoods Group PCL	73,800	10,362
	Thanachart Capital PCL	53,000	83,594
#	Thoresen Thai Agencies PCL	351,600	47,844
	TIDLOR Holdings PCL	154,100	100,080
	Tisco Financial Group PCL (TISCO/F TB)	12,700	42,222
	TPI Polene PCL	1,008,400	22,454
	TPI Polene Power PCL	434,701	27,694
	VGI PCL	684,800	26,473

TOTAL THAILAND			3,500,301

TURKEY — (0.9%)
*	Adese Alisveris Merkezleri Ticaret AS	1,499,610	129,987
	Aksa Akrilik Kimya Sanayii AS	211,332	62,267
*	Aksa Enerji Uretim AS	21,741	26,861
*	Aksigorta AS	132,399	21,996
#	Alarko Holding AS	45,997	88,082
	Albaraka Turk Katilim Bankasi AS	207,057	40,445
	Anadolu Anonim Turk Sigorta Sirketi	197,523	108,833

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Anadolu Hayat Emeklilik AS	10,998	$26,976
*	Arcelik AS	8,717	22,900
*	ARD Grup Bilisim Teknolojileri AS	31,517	21,776
	Aygaz AS	14,660	68,812
*	Baticim Bati Anadolu Cimento Sanayii AS	175,707	18,336
*	Bera Holding AS	105,274	45,942
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	8,144	93,185
	Bursa Cimento Fabrikasi AS	89,116	13,698
*	Can2 Termik AS	702,229	40,384
#	Cimsa Cimento Sanayi VE Ticaret AS	69,895	78,786
	Dogan Sirketler Grubu Holding AS	238,931	97,019
	Dogu Aras Enerji Yatirimlari AS	11,534	15,471
	Dogus Otomotiv Servis ve Ticaret AS	14,261	61,135
	EGE Gubre Sanayii AS	4,688	11,872
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	26,631	57,253
	Enerya Enerji AS	231,769	53,809
*	Esenboga Elektrik Uretim AS	2	1
*	Europen Endustri Insaat Sanayi VE Ticaret AS	121,073	25,442
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	21,550	24,142
	Global Yatirim Holding AS	267,426	74,224
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	36,248	19,860
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,552	20,157
*	GSD Holding AS	257,244	29,683
*	Imas Makina Sanayi AS	223,295	28,427
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	18,922	35,017

		Shares	Value»
TURKEY — (Continued)
*	Is Finansal Kiralama AS	66,301	$30,344
*	Isiklar Enerji ve Yapi Holding AS	59,047	47,975
*	Izdemir Enerji Elektrik Uretim AS	77,916	17,843
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	74,160	50,667
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	144,418	93,956
*	Kayseri Seker Fabrikasi AS	22,586	9,732
	Kervan Gida Sanayi Ve Ticaret AS	219,057	13,386
*	Kordsa Teknik Tekstil AS	15,454	20,549
*	Koza Anadolu Metal Madencilik Isletmeleri AS	12,539	26,944
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	22,356	8,931
*	NET Holding AS	83,578	98,934
	Nuh Cimento Sanayi AS	2,709	15,707
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	172,068	24,112
*	Orge Enerji Elektrik Taahhut AS	13,181	21,645
*	Oyak Yatirim Menkul Degerler AS	11,684	15,067
*	Peker Gayrimenkul Yatirim Ortakligi AS	320,340	91,379
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	82,877	30,142
	Sekerbank Turk AS	348,287	66,264
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	48,663
*	TAV Havalimanlari Holding AS	36,389	228,715
*	Tekfen Holding AS	31,544	63,131

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Tukas Gida Sanayi ve Ticaret AS	602,213	$40,952
*	Turkiye Sinai Kalkinma Bankasi AS	279,313	85,459
#	Ulker Biskuvi Sanayi AS	34,631	88,855
*	Vakif Finansal Kiralama AS	468,390	21,869
*	Yayla Agro Gida Sanayi VE Nakliyat AS	33,919	8,865

TOTAL TURKEY			2,732,864

UNITED ARAB EMIRATES — (1.9%)
	Abu Dhabi National Hotels	1,071,734	130,060
	Abu Dhabi National Insurance Co. PSC	28,687	57,158
*	Abu Dhabi Ports Co. PJSC	102,757	128,291
	ADNOC Logistics & Services	49,415	77,190
	Agility Global PLC	676,622	200,731
	Agthia Group PJSC	52,988	55,806
	Ajman Bank PJSC	102,577	40,776
*	AL Seer Marine Supplies & Equipment Co. LLC	29,407	23,787
	Aldar Properties PJSC	383,104	938,649
	Amanat Holdings PJSC	183,087	57,303
*	Amlak Finance PJSC	67,214	31,664
*	Bank of Sharjah	129,355	45,455
	Dana Gas PJSC	815,062	183,751
	Deyaar Development PJSC	265,756	74,632
	Dubai Financial Market PJSC	156,945	65,866
	Dubai Investments PJSC	334,612	302,582
	Dubai Islamic Bank PJSC	441,639	1,142,439
	Emaar Development PJSC	174,367	708,289
	Emaar Properties PJSC	40,905	158,288
*	EMSTEEL Building Materials PJSC	170,002	54,571
*	Eshraq Investments PJSC	292,261	34,428
*	Ghitha Holding PJSC	6,301	40,239
*	Manazel PJSC	286,170	23,363
*	Modon Holding PSC	265,973	264,256

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Multiply Group PJSC	433,891	$352,548
	National Bank of Ras Al-Khaimah PSC	106,807	225,289
	NMDC Group PJSC	20,177	131,361
	Orascom Construction PLC	3,812	38,027
	Pure Health Holding PJSC	16,046	12,280
*	RAK Properties PJSC	273,289	104,998
	Ras Al Khaimah Ceramics PJSC	86,789	60,732
	Sharjah Islamic Bank	53,224	42,749
*	Union Properties PJSC	680,886	149,287

TOTAL UNITED ARAB EMIRATES			5,956,845

TOTAL COMMON STOCKS			305,083,075

PREFERRED STOCKS — (0.2%)

BRAZIL — (0.1%)
	Alpargatas SA, 1.006%	8,000	15,733
	Banco ABC Brasil SA, 8.457%	16,969	72,576
Ω	Banco BMG SA, 7.859%	39,762	29,785
*	Banco BMG SA	1,633	1,184
	Banco do Estado do Rio Grande do Sul SA, 9.033%	45,190	115,412
	Banco Pan SA, 2.333%	36,881	70,952
	Eucatex SA Industria e Comercio, 4.404%	11,000	34,145
	Marcopolo SA, 7.858%	54,358	79,719
	Randoncorp SA, 4.234%	40,000	44,982
	Schulz SA, 6.913%	16,300	14,755
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	14,600	15,387

TOTAL BRAZIL			494,630

COLOMBIA — (0.1%)
	Grupo Argos SA, 5.588%	13,078	40,984
	Grupo Aval Acciones y Valores SA, 3.140%	120,328	24,255

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
COLOMBIA — (Continued)
Grupo de Inversiones Suramericana SA, 3.606%	18,080	$191,838

TOTAL COLOMBIA		257,077

TOTAL PREFERRED STOCKS		751,707

RIGHTS/WARRANTS — (0.0%)

TAIWAN — (0.0%)
* National Aerospace Fasteners Corp. Rights 11/17/2025	1,179	480

THAILAND — (0.0%)
* Better World Green PCL Warrants	178,433	0

TOTAL RIGHTS/WARRANTS		480

TOTAL INVESTMENT SECURITIES (Cost $203,678,477)		305,835,262

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	261,473	$3,024,458

TOTAL INVESTMENTS — (100.0%) (Cost $206,702,935)		$308,859,720

As of October 31, 2025, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	12/19/25	$2,326,928	$2,405,900	$78,972

Total Futures Contracts			$2,326,928	$2,405,900	$78,972

As of October 31, 2025, the value of Rule 144A securities amounted to $19,537,052 or 6.4% of net assets.

Summary of the Portfolio’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$8,569,023	—	—	$8,569,023
Chile	—	$ 745,754	—	745,754
China	3,813,294	88,795,532	$30,149	92,638,975
Colombia	559,950	—	—	559,950
France	193,669	—	—	193,669

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Greece	—	$2,108,317	—	$2,108,317
Hong Kong	—	37,815	—	37,815
Hungary	—	273,078	—	273,078
India	$199,363	55,801,639	—	56,001,002
Indonesia	—	4,759,487	$2,563	4,762,050
Kuwait	—	2,375,221	—	2,375,221
Malaysia	—	4,935,755	—	4,935,755
Mexico	6,817,340	356,563	—	7,173,903
Philippines	—	1,226,572	—	1,226,572
Poland	—	4,543,580	—	4,543,580
Qatar	—	1,800,145	—	1,800,145
Saudi Arabia	8,846	7,768,579	—	7,777,425
South Africa	758,750	8,711,121	—	9,469,871
South Korea	—	34,879,643	9,758	34,889,401
Taiwan	—	52,808,012	3,547	52,811,559
Thailand	81,830	3,418,471	—	3,500,301
Turkey	—	2,732,864	—	2,732,864
United Arab Emirates	—	5,956,845	—	5,956,845
Preferred Stocks
Brazil	494,630	—	—	494,630
Colombia	257,077	—	—	257,077
Rights/Warrants
Taiwan	—	480	—	480
Thailand	—	—	—	—
Securities Lending Collateral	—	3,024,458	—	3,024,458

Total Investments in Securities	$21,753,772	$287,059,931	$46,017<>	$308,859,720

Financial Instruments
Assets
Futures Contracts**	78,972	—	—	78,972

Total Financial Instruments	$78,972	—	—	$78,972

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (4.0%)
*	Allianca Saude e Participacoes SA	700	$805
	Allied Tecnologia SA	30,010	56,953
	Allos SA	78,384	363,514
	Alupar Investimento SA	36,439	220,668
	Ambev SA (ABEV US), ADR	84,521	195,243
	Ambev SA (ABEV3 BZ)	164,200	387,918
	Anima Holding SA	108,400	71,126
	Armac Locacao Logistica E Servicos SA	30,400	21,190
	Auren Energia SA	78,407	160,167
	B3 SA - Brasil Bolsa Balcao	438,191	1,031,143
	Banco Bradesco SA (BBDC3 BZ)	109,730	315,528
	Banco BTG Pactual SA	52,669	477,941
	Banco do Brasil SA	117,924	480,030
	Banco Santander Brasil SA	286,869	1,660,443
	BB Seguridade Participacoes SA	96,073	586,622
	Bemobi Mobile Tech SA	22,569	98,373
*	Blau Farmaceutica SA	13,500	33,575
	Boa Safra Sementes SA	18,564	36,231
	BR Advisory Partners Participacoes SA	27,900	100,607
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	21,400	79,475
*	Brava Energia	13,302	36,496
	C&A Modas SA	61,300	185,155
	Caixa Seguridade Participacoes SA	21,431	59,633
	Camil Alimentos SA	14,000	14,260
	Centrais Eletricas Brasileiras SA	110,789	1,147,439
*	Cia Brasileira de Aluminio	79,642	76,830
*	Cia Brasileira de Distribuicao	99,973	69,870

		Shares	Value»
BRAZIL — (Continued)
	Cia de Saneamento Basico do Estadode Sao Paulo SABESP (SBS US), ADR	18,688	$458,604
	Cia de Saneamento Basico do Estadode Sao Paulo SABESP (SBSP3 BZ)	28,000	686,110
	Cia de Saneamento de Minas Gerais Copasa MG	41,300	290,101
	Cia De Sanena Do Parana (SAPR11 BZ)	66,800	428,120
	Cia De Sanena Do Parana (SAPR3 BZ)	49,000	65,030
	Cia Energetica de Minas Gerais (CMIG3 BZ)	68,013	183,814
	Cia Paranaense de Energia - Copel	132,329	322,463
	Cia Siderurgica Nacional SA (CSNA3 BZ)	289,646	508,231
	Cogna Educacao SA	795,158	552,773
	Construtora Tenda SA	25,800	113,032
*	Cosan SA	72,962	83,405
	CPFL Energia SA	21,169	163,687
	Cruzeiro do Sul Educacional SA	100,500	108,907
	CSU Digital SA	7,400	24,552
	Cury Construtora e Incorporadora SA	50,200	326,023
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	89,900	509,160
Ω	Desktop SA	45,900	130,535
	Dexco SA	135,919	135,415
	Dimed SA Distribuidora da Medicamentos	32,800	57,248
	Direcional Engenharia SA	88,863	280,466
	EcoRodovias Infraestrutura e Logistica SA	78,600	116,440
	Embraer SA (EMBR3 BZ)	17,800	287,813
	Embraer SA (ERJ US), Sponsored ADR	5,048	325,495

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Empreendimentos Pague Menos SA	92,983	$67,405
	Energisa SA	50,391	485,463
*	Eneva SA	116,924	397,936
	Engie Brasil Energia SA	31,000	230,485
	Equatorial Energia SA	116,415	793,057
	Eternit SA	11,831	9,148
	Even Construtora e Incorporadora SA	45,200	62,592
	Ez Tec Empreendimentos e Participacoes SA	41,800	144,126
	Fleury SA	84,097	227,439
	Fras-Le SA	12,990	55,413
#	Gerdau SA, Sponsored ADR	208,348	727,135
Ω	GPS Participacoes e Empreendimentos SA	49,352	174,477
	Grendene SA	103,598	101,288
	Grupo Mateus SA	138,002	165,194
	Grupo SBF SA	45,800	109,904
	Guararapes Confeccoes SA	39,800	74,940
*Ω	Hapvida Participacoes e Investimentos SA	43,640	253,731
	Hypera SA	96,363	462,833
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	7,898	17,558
	Iochpe Maxion SA	37,600	76,529
	Irani Papel e Embalagem SA	33,300	55,212
*	IRB-Brasil Resseguros SA	29,015	266,097
*	Jalles Machado SA	60,949	31,041
*	JBS NV, BDR	86,831	1,153,830
	JHSF Participacoes SA	146,300	179,206
	JSL SA	36,000	36,134
	Kepler Weber SA	42,500	73,072
	Klabin SA	318,965	1,069,551
	Lavvi Empreendimentos Imobiliarios SA	23,722	65,920
	Localiza Rent a Car SA	163,591	1,199,273
	LOG Commercial Properties e Participacoes SA	12,500	55,066
*	Log-in Logistica Intermodal SA	2,700	16,561

		Shares	Value»
BRAZIL — (Continued)
	Lojas Quero-Quero SA	65,679	$25,637
	Lojas Renner SA	314,903	868,625
Ω	LWSA SA	117,827	85,633
	M Dias Branco SA	15,121	82,407
	Magazine Luiza SA	107,722	169,594
	Mahle Metal Leve SA	16,300	90,378
	Marcopolo SA	59,680	75,655
	MBRF Global Foods Co. SA	83,950	278,848
*Ω	Meliuz SA	41,224	34,251
	Melnick Even Desenvolvimento Imobiliario SA	39,400	28,781
	Mills Locacao Servicos e Logistica SA	59,365	144,000
*	Minerva SA	56,414	75,289
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	15,300	10,409
	Motiva Infraestrutura de Mobilidade SA	179,519	529,886
	Moura Dubeux Engenharia SA	22,406	115,155
	Movida Participacoes SA	65,109	99,117
	MPM Corporeos SA	49,534	10,588
*	MRV Engenharia e Participacoes SA	126,876	178,288
	Multiplan Empreendimentos Imobiliarios SA	56,493	288,663
*	Natura Cosmeticos SA	243,682	408,103
	Neoenergia SA	35,807	194,212
*	Oceanpact Servicos Maritimos SA	56,000	79,004
	Odontoprev SA	77,420	183,191
*	Oncoclinicas do Brasil Servicos Medicos SA	34,929	14,089
*	Orizon Valorizacao de Residuos SA	4,156	42,843
	Pet Center Comercio e Participacoes SA	58,396	40,378
	Petroleo Brasileiro SA - Petrobras	733,002	4,293,143
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	221,043	2,442,525
	Petroreconcavo SA	50,797	117,269

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Plano & Plano Desenvolvimento Imobiliario SA	20,800	$56,485
	Porto Seguro SA	41,000	366,184
	Positivo Tecnologia SA	49,600	37,892
	Priner Servicos Industriais SA	16,177	46,006
*	PRIO SA	177,034	1,185,612
	Profarma Distribuidora de Produtos Farmaceuticos SA	4,800	7,494
	Qualicorp Consultoria e Corretora de Seguros SA	118,300	59,590
	Raia Drogasil SA	61,260	227,734
Ω	Rede D’Or Sao Luiz SA	15,717	126,613
	Romi SA	13,303	20,128
	Rumo SA	81,376	240,803
	Sao Carlos Empreendimentos e Participacoes SA	3,638	14,153
	Sao Martinho SA	56,621	147,763
	Sendas Distribuidora SA (ASAI3 BZ)	455,639	728,352
Ω	Ser Educacional SA	56,800	107,478
	Simpar SA	126,800	108,889
	SLC Agricola SA	55,056	165,272
	Smartfit Escola de Ginastica e Danca SA	91,269	427,170
	Suzano SA (SUZB3 BZ)	107,492	976,828
	Tegma Gestao Logistica SA	15,400	104,280
#	Telefonica Brasil SA (VIV US), ADR	11,295	134,749
	Telefonica Brasil SA (VIVT3 BZ)	54,320	323,500
	TIM SA	176,200	795,527
	TOTVS SA	44,388	366,081
	Transmissora Alianca de Energia Eletrica SA	71,600	507,060
	Tres Tentos Agroindustrial SA	32,995	98,189
	Trisul SA	30,600	43,455
	Tupy SA	19,600	45,102
	Ultrapar Participacoes SA (UGPA3 BZ)	132,626	527,797

		Shares	Value»
BRAZIL — (Continued)
	Unifique Telecomunicacoes SA	50,200	$44,975
	Unipar Carbocloro SA	5,775	64,298
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	25,300	26,476
	Vale SA (VALE US), Sponsored ADR	261,986	3,167,411
	Vale SA (VALE3 BZ)	183,800	2,229,535
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,700	105,810
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	147,985	89,122
	Veste SA Estilo	8,910	7,867
	Vibra Energia SA	270,973	1,198,739
	Vittia SA	6,400	5,746
	Vivara Participacoes SA	38,400	222,694
	Vulcabras SA	17,164	73,697
	WEG SA	100,500	786,448
	Wiz Co	25,600	39,542
	YDUQS Participacoes SA	99,667	263,249

TOTAL BRAZIL			50,290,031

CHILE — (0.7%)
	Administradora de Fondos de Pensiones Habitat SA	28,061	43,410
	Aguas Andinas SA, Class A	640,658	244,111
	Banco de Chile (BCH US), ADR	18,151	633,651
	Banco de Credito e Inversiones SA	8,124	416,934
	Banco Itau Chile SA	2,790	50,658
	Banco Santander Chile (BSAC US), ADR	8,394	240,908
	Banco Santander Chile (BSAN CI)	3,224,173	232,956
	Besalco SA	26,160	30,749
	Bicecorp SA	375,288	131,392
*	CAP SA	17,352	115,951
	Cencosud SA	199,500	617,934

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Cencosud Shopping SA	75,632	$179,367
	Cia Cervecerias Unidas SA (CCU CI)	38,448	244,903
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	2,514	32,431
	Cia Sud Americana de Vapores SA	4,797,328	238,463
	Colbun SA	1,652,012	248,290
	Embotelladora Andina SA, ADR, Class B	11,505	311,325
	Empresa Nacional de Telecomunicaciones SA	85,373	406,675
	Empresas CMPC SA	167,426	241,791
	Empresas Copec SA	66,185	472,798
	Enel Americas SA (ENELAM CI)	1,190,699	112,571
	Enel Chile SA (ENELCHIL CI)	2,979,451	227,415
	Engie Energia Chile SA	147,721	212,808
	Falabella SA	30,229	190,351
	Forus SA	13,556	31,341
	Instituto de Diagnostico SA	5,827	16,801
	Inversiones Aguas Metropolitanas SA	183,489	185,032
	Inversiones La Construccion SA	16,231	258,346
	Latam Airlines Group SA	17,898,107	406,765
#	Latam Airlines Group SA, ADR	2,442	109,866
*	Multiexport Foods SA	50,860	14,098
	Parque Arauco SA	129,176	360,145
	Plaza SA	95,040	267,440
	Ripley Corp. SA	389,092	189,057
	Salfacorp SA	242,422	266,264
	Sigdo Koppers SA	25,113	36,535
	SMU SA	1,132,190	184,103
	Sociedad Matriz SAAM SA	1,087,608	144,011
#*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,338	163,529
	SONDA SA	206,223	74,799
	Vina Concha y Toro SA	164,302	179,154

TOTAL CHILE			8,765,128

		Shares	Value»
	COLOMBIA — (0.2%)
	Celsia SA	80,851	$102,567
	Cementos Argos SA	85,190	228,077
*	Corp. Financiera Colombiana SA	48,312	228,358
	Grupo Argos SA	74,128	334,614
	Grupo Cibest SA	23,541	381,696
	Grupo Cibest SA, ADR	8,441	489,916
	Grupo de Inversiones Suramericana SA	19,039	231,451
	Grupo Energia Bogota SA ESP	166,611	136,153
	Interconexion Electrica SA ESP	26,154	169,625
	Mineros SA	59,641	210,425
	Organizacion Terpel SA	16,709	71,350
	Promigas SA ESP	7,558	12,607

	TOTAL COLOMBIA		2,596,839

	CZECH REPUBLIC — (0.2%)
	CEZ AS	15,989	979,144
	Komercni Banka AS	7,982	408,328
Ω	Moneta Money Bank AS	88,265	747,119
	Philip Morris CR AS	169	144,069

	TOTAL CZECH REPUBLIC		2,278,660

	EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	55,885	119,147
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	131,835	281,469

	TOTAL EGYPT		400,616

	FRANCE — (0.0%)
	Carrefour SA, BDR	20,662	327,676

	GREECE — (0.8%)
	Aegean Airlines SA	11,869	180,159
*	Aktor SA Holding Co. Technical & Energy Projects	6,251	60,666
	Alpha Bank SA	262,104	1,027,502
	Athens International Airport SA	10,406	120,124

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Athens Water Supply & Sewage Co. SA	7,308	$58,487
	Autohellas Tourist & Trading SA	4,052	51,670
	Avax SA	8,062	22,272
	Bank of Greece	5,783	98,697
	Ellaktor SA	24,740	44,394
#	ElvalHalcor SA	19,905	73,364
	Eurobank Ergasias Services & Holdings SA	249,311	937,809
	Fourlis Holdings SA	13,371	63,243
	GEK Terna SA	15,008	400,562
	Hellenic Exchanges - Athens Stock Exchange SA	13,812	99,328
	Hellenic Telecommunications Organization SA	19,276	361,980
	Helleniq Energy Holdings SA	41,283	363,107
	Holding Co. ADMIE IPTO SA	34,528	118,728
	Ideal Holdings SA	3,864	26,160
#	Intracom Holdings SA	17,092	65,830
	Jumbo SA	15,454	490,397
	Kri-Kri Milk Industry SA	3,698	83,913
*	LAMDA Development SA	19,123	163,109
*	Metlen Energy & Metals PLC	17,887	906,427
	Motor Oil Hellas Corinth Refineries SA	15,859	475,255
	National Bank of Greece SA	42,409	623,349
	OPAP SA	16,415	339,367
#	Optima bank SA	32,733	303,133
	Piraeus Financial Holdings SA	144,597	1,129,333
	Piraeus Port Authority SA	2,285	113,253
	Profile Systems & Software SA	1,902	15,803
	Public Power Corp. SA	16,808	291,907
	Quest Holdings SA	10,392	84,384
	Sarantis SA	6,337	92,122
	Thrace Plastics Holding & Co.	6,640	29,793
	Titan SA (TITC BB)	7,464	331,559

		Shares	Value»
GREECE — (Continued)
	Titan SA (TITC GA)	1,862	$83,371

TOTAL GREECE			9,730,557

HUNGARY — (0.3%)
#*	4iG Nyrt	8,332	99,535
	ANY Security Printing Co.	1,850	38,478
	Magyar Telekom Telecommunications PLC	90,034	471,883
	MOL Hungarian Oil & Gas PLC	82,848	728,798
	Opus Global Nyrt	41,353	67,189
	OTP Bank Nyrt	21,900	2,090,473
	Richter Gedeon Nyrt	5,839	179,865

TOTAL HUNGARY			3,676,221

INDIA — (23.2%)
	360 ONE WAM Ltd.	17,248	210,551
	3M India Ltd.	572	190,542
	63 Moons Technologies Ltd.	8,503	76,289
	Aarti Drugs Ltd.	10,228	56,489
	Aarti Industries Ltd.	26,945	115,561
	Aarti Pharmalabs Ltd.	15,040	143,506
*	Aavas Financiers Ltd.	14,079	261,509
	ABB India Ltd.	4,772	280,698
	ACC Ltd.	8,850	187,160
	Accelya Solutions India Ltd.	1,250	19,530
	Action Construction Equipment Ltd.	12,494	154,982
*	Adani Energy Solutions Ltd.	96,278	1,061,806
	Adani Enterprises Ltd.	5,614	156,345
*	Adani Green Energy Ltd.	2,031	25,959
	Adani Ports & Special Economic Zone Ltd.	76,355	1,247,856
*	Adani Power Ltd.	597,935	1,062,652
	Adani Total Gas Ltd.	28,502	202,110
	ADF Foods Ltd.	15,698	39,095
*	Aditya Birla Capital Ltd.	161,410	591,195
*	Aditya Birla Fashion & Retail Ltd.	65,024	59,435
*	Aditya Birla Lifestyle Brands Ltd.	65,024	97,930
	Aditya Birla Real Estate Ltd.	9,815	209,019
	Aditya Birla Sun Life Asset Management Co. Ltd.	14,092	120,214

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Aditya Vision Ltd.	2,682	$17,202
	Advanced Enzyme Technologies Ltd.	17,159	59,314
	Advent Hotels International Pvt Ltd.	4,757	16,757
	Aegis Logistics Ltd.	32,753	275,223
	Aeroflex Industries Ltd.	5,898	12,412
*	Aether Industries Ltd.	8,359	70,839
	AGI Greenpac Ltd.	9,186	85,030
	Ahluwalia Contracts India Ltd.	11,417	121,937
	AIA Engineering Ltd.	12,890	473,835
	Ajanta Pharma Ltd.	13,477	374,982
	Ajmera Realty & Infra India Ltd.	5,651	68,096
	Akzo Nobel India Ltd.	2,999	109,729
	Alembic Ltd.	33,100	37,114
	Alembic Pharmaceuticals Ltd.	18,458	186,882
	Alkem Laboratories Ltd.	5,869	362,671
	Alkyl Amines Chemicals	4,618	96,534
	Allcargo Logistics Ltd.	101,641	39,283
	Amara Raja Energy & Mobility Ltd.	51,932	587,749
*	Amber Enterprises India Ltd.	5,383	486,600
	Ambika Cotton Mills Ltd.	566	8,671
	Ambuja Cements Ltd	65,025	413,786
	Amrutanjan Health Care Ltd.	3,492	28,542
	Anant Raj Ltd.	36,315	263,268
	Andhra Sugars Ltd.	11,068	10,159
	Angel One Ltd.	21,910	615,790
*	Antelopus Selan Energy Ltd.	3,303	21,351
*Ω	Antony Waste Handling Cell Ltd.	6,735	41,228
	Anup Engineering Ltd.	3,082	80,516
	Anupam Rasayan India Ltd.	3,436	41,347
	Apar Industries Ltd.	4,913	479,503
	Apcotex Industries Ltd.	7,545	30,326
	APL Apollo Tubes Ltd.	24,600	497,642
	Apollo Hospitals Enterprise Ltd.	13,882	1,200,668
	Apollo Micro Systems Ltd.	59,115	184,620

		Shares	Value»
INDIA — (Continued)
	Apollo Pipes Ltd.	1,408	$4,909
	Apollo Tyres Ltd.	130,244	735,068
	Aptus Value Housing Finance India Ltd.	94,254	338,230
*	Arman Financial Services Ltd.	2,204	40,592
	Artemis Medicare Services Ltd.	9,823	27,419
	Arvind Fashions Ltd.	28,086	158,841
	Arvind Ltd.	62,284	224,519
	Arvind SmartSpaces Ltd.	2,067	14,890
	Asahi India Glass Ltd.	25,934	269,198
	Ashapura Minechem Ltd.	9,804	73,474
	Ashiana Housing Ltd.	14,741	46,490
	Ashok Leyland Ltd.	806,476	1,283,124
*	Ashoka Buildcon Ltd.	67,324	155,674
	Asian Paints Ltd.	30,223	854,459
	Associated Alcohols & Breweries Ltd.	3,899	53,259
Ω	Aster DM Healthcare Ltd.	70,402	537,497
	Astra Microwave Products Ltd.	10,836	127,294
	Astral Ltd.	12,545	204,460
	AstraZeneca Pharma India Ltd.	1,328	142,244
	Atul Ltd.	3,839	249,590
Ω	AU Small Finance Bank Ltd.	71,553	705,479
	AurionPro Solutions Ltd.	4,452	60,542
	Aurobindo Pharma Ltd.	64,911	836,397
	Automotive Axles Ltd.	895	17,120
	Avadh Sugar & Energy Ltd.	3,168	15,424
	Avantel Ltd.	38,083	73,630
	Avanti Feeds Ltd.	16,537	129,783
*Ω	Avenue Supermarts Ltd.	4,658	217,764
*	AWL Agri Business Ltd.	64,859	200,038
	Axis Bank Ltd. (AXSB IN)	296,921	4,118,851
*	AXISCADES Technologies Ltd.	1,290	23,279
	Bajaj Auto Ltd.	7,571	758,648
*	Bajaj Consumer Care Ltd.	22,410	69,930
	Bajaj Finance Ltd.	325,118	3,826,438
	Bajaj Finserv Ltd.	28,992	681,955

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Bajaj Hindusthan Sugar Ltd.	122,007	$30,329
	Bajaj Holdings & Investment Ltd.	3,089	428,478
	Balaji Amines Ltd.	1,650	26,101
	Balkrishna Industries Ltd.	18,179	467,567
	Balmer Lawrie & Co. Ltd.	21,317	48,356
	Balrampur Chini Mills Ltd.	42,518	219,429
	Balu Forge Industries Ltd.	1,139	8,162
	Banco Products India Ltd.	16,872	134,847
Ω	Bandhan Bank Ltd.	265,828	467,990
	Bank of Baroda	154,395	483,243
	Bank of India	155,774	245,562
	Bank of Maharashtra	262,660	174,808
	Bannari Amman Sugars Ltd.	618	25,040
	BASF India Ltd.	3,607	179,143
	Bata India Ltd	14,618	175,719
	Bayer CropScience Ltd.	4,265	234,266
	BCL Industries Ltd.	57,245	25,654
	BEML Ltd.	2,206	108,950
	Berger Paints India Ltd.	32,623	198,836
*	BF Utilities Ltd.	5,803	48,064
	Bhagiradha Chemicals & Industries Ltd.	3,660	10,224
	Bhansali Engineering Polymers Ltd.	47,575	52,828
	Bharat Bijlee Ltd.	2,394	81,540
	Bharat Dynamics Ltd.	2,525	43,601
	Bharat Electronics Ltd.	342,534	1,642,910
	Bharat Forge Ltd.	46,148	685,958
	Bharat Heavy Electricals Ltd.	128,328	381,949
	Bharat Petroleum Corp. Ltd.	147,195	589,510
	Bharat Rasayan Ltd.	365	44,487
	Bharti Airtel Ltd.	313,099	7,274,174
	Biocon Ltd.	85,680	359,795
	Birla Corp. Ltd.	6,698	88,380
	BirlaNu Ltd.	1,089	23,464
	Birlasoft Ltd.	47,548	198,497
*	BL Kashyap & Sons Ltd.	20,182	13,430
	Black Box Ltd.	12,051	71,841
	Bliss Gvs Pharma Ltd.	7,243	12,787
	BLS International Services Ltd.	15,031	53,241

		Shares	Value»
INDIA — (Continued)
	Blue Dart Express Ltd.	1,964	$143,642
	Blue Star Ltd.	21,273	462,038
*	Bluspring Enterprises Ltd.	25,700	23,327
	Bombay Burmah Trading Co.	9,103	203,274
	Bombay Dyeing & Manufacturing Co. Ltd.	39,140	72,276
*	Borosil Ltd.	11,332	43,628
*	Borosil Renewables Ltd.	3,713	26,917
*	Borosil Scientific Ltd.	1,931	2,979
	Bosch Ltd.	314	131,772
	Brigade Enterprises Ltd.	40,583	473,387
*	Brightcom Group Ltd.	479,160	73,443
	Britannia Industries Ltd.	14,660	965,929
	BSE Ltd.	32,628	911,889
*	Camlin Fine Sciences Ltd.	22,865	50,176
	Campus Activewear Ltd.	29,039	91,247
	Can Fin Homes Ltd.	31,355	304,512
	Canara Bank	337,267	518,909
	Cantabil Retail India Ltd.	6,559	19,207
*	Capacit’e Infraprojects Ltd.	16,597	53,382
	Capital Small Finance Bank Ltd.	3,274	10,419
	Caplin Point Laboratories Ltd.	7,519	171,680
	Carborundum Universal Ltd.	22,547	229,334
	Care Ratings Ltd.	6,691	120,444
*	Cartrade Tech Ltd.	11,870	400,823
	Carysil Ltd.	5,598	58,869
	Castrol India Ltd.	123,693	271,409
	CCL Products India Ltd.	24,480	237,518
	CE Info Systems Ltd.	3,314	67,732
	Ceat Ltd.	9,788	443,936
	Cello World Ltd.	7,189	53,053
	Cemindia Projects Ltd.	24,738	226,327
	Central Depository Services India Ltd.	30,886	553,368
	Centum Electronics Ltd.	801	22,831
	Century Enka Ltd.	4,205	21,994
	Century Plyboards India Ltd.	20,093	170,378

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Cera Sanitaryware Ltd.	1,011	$71,114
	CESC Ltd.	131,865	267,037
	CG Power & Industrial Solutions Ltd.	90,758	751,666
*	Chalet Hotels Ltd.	17,564	187,819
	Chambal Fertilisers & Chemicals Ltd.	79,922	432,808
*	Chemplast Sanmar Ltd.	13,689	61,356
	Chennai Petroleum Corp. Ltd.	8,882	97,077
*	Choice International Ltd.	16,047	150,929
	Cholamandalam Financial Holdings Ltd.	43,976	942,960
	Cholamandalam Investment & Finance Co. Ltd.	54,035	1,035,167
	CIE Automotive India Ltd.	53,868	261,103
*	Cigniti Technologies Ltd.	3,495	67,860
	Cipla Ltd.	104,440	1,766,297
	City Union Bank Ltd.	182,102	462,161
	Clean Science & Technology Ltd.	6,823	77,568
	CMS Info Systems Ltd.	62,852	263,589
	Coal India Ltd.	121,736	533,290
Ω	Cochin Shipyard Ltd.	10,374	209,136
	Coforge Ltd.	44,196	888,011
*	Cohance Lifesciences Ltd.	12,529	105,896
	Colgate-Palmolive India Ltd.	24,130	611,450
	Computer Age Management Services Ltd.	13,712	605,892
	Concord Biotech Ltd.	4,273	69,790
	Confidence Petroleum India Ltd.	66,586	31,096
	Container Corp. of India Ltd.	31,519	194,144
	Control Print Ltd.	1,774	14,686
	Coromandel International Ltd.	22,555	542,497
	Cosmo First Ltd.	5,458	50,998
	Craftsman Automation Ltd.	3,859	289,710
*	CreditAccess Grameen Ltd.	18,493	293,708
	CRISIL Ltd.	3,911	217,431

		Shares	Value»
INDIA — (Continued)
	Crompton Greaves Consumer Electricals Ltd.	181,805	$578,847
*	CSB Bank Ltd.	18,955	88,599
	Cummins India Ltd.	16,927	828,864
	Cyient Ltd.	28,056	368,140
*Ω	D.P. Abhushan Ltd.	1,177	18,681
	Dabur India Ltd.	61,191	336,309
	Dalmia Bharat Ltd.	14,444	341,210
*	Dalmia Bharat Refractories Ltd.	57	0
	Dalmia Bharat Sugar & Industries Ltd.	2,751	10,716
	Datamatics Global Services Ltd.	1,601	16,828
	DB Corp. Ltd.	26,479	80,042
	DCB Bank Ltd.	62,365	111,035
	DCM Shriram Industries Ltd.	16,478	32,388
	DCM Shriram Ltd.	10,202	147,464
	DCW Ltd.	61,842	44,074
	Ddev Plastiks Industries Ltd.	3,541	12,018
	Deep Industries Ltd.	10,711	58,284
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	21,736	364,072
	Deepak Nitrite Ltd.	15,119	293,389
*	Delhivery Ltd.	139,098	730,828
	Delta Corp. Ltd.	30,055	26,365
*	Devyani International Ltd.	129,170	234,629
*	Dhanlaxmi Bank Ltd.	78,664	23,364
	Dhanuka Agritech Ltd.	6,280	96,507
*	Digitide Solutions Ltd.	25,700	46,111
Ω	Dilip Buildcon Ltd.	16,079	89,583
*	Dish TV India Ltd.	327,685	16,426
*	Dishman Carbogen Amcis Ltd.	22,821	74,894
	Divi’s Laboratories Ltd.	6,555	498,534
	Dixon Technologies India Ltd.	6,528	1,138,330
	DLF Ltd.	55,890	476,724
	D-Link India Ltd.	6,113	31,591
	Dodla Dairy Ltd.	6,813	99,336
	Dollar Industries Ltd.	4,851	19,524
Ω	Dr. Lal PathLabs Ltd.	15,647	553,411
#	Dr. Reddy’s Laboratories Ltd., ADR	63,257	840,686
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	44,832	603,427

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dwarikesh Sugar Industries Ltd.	61,056	$29,873
	Dynacons Systems & Solutions Ltd.	1,487	15,395
	Dynamatic Technologies Ltd.	455	40,503
*	Easy Trip Planners Ltd.	285,129	25,558
	eClerx Services Ltd.	8,402	447,663
	Edelweiss Financial Services Ltd.	202,329	258,178
	Eicher Motors Ltd.	16,833	1,328,817
*	EID Parry India Ltd.	33,292	403,229
	EIH Associated Hotels	6,270	26,937
	EIH Ltd.	63,235	277,505
	Eimco Elecon India Ltd.	585	12,307
	Elecon Engineering Co. Ltd.	23,266	146,849
*	Electronics Mart India Ltd.	30,323	51,598
	Electrosteel Castings Ltd.	135,133	139,031
	Elgi Equipments Ltd.	51,873	290,313
	Emami Ltd.	61,706	370,983
*	Embassy Developments Ltd.	119,619	125,587
	Emcure Pharmaceuticals Ltd.	3,354	49,844
Ω	Endurance Technologies Ltd.	6,676	213,393
	Engineers India Ltd.	73,378	166,298
	Epigral Ltd.	5,169	98,335
	EPL Ltd.	54,989	124,883
*Ω	Equitas Small Finance Bank Ltd.	117,435	75,560
Ω	Eris Lifesciences Ltd.	15,273	274,691
	ESAB India Ltd.	1,270	70,085
	Escorts Kubota Ltd.	4,125	175,582
*	Eternal Ltd.	59,057	210,935
*	Eureka Forbes Ltd.	15,278	95,798
	Eveready Industries India Ltd.	10,581	45,067
	Everest Kanto Cylinder Ltd.	5,871	9,596
	Excel Industries Ltd.	1,959	24,693
	Exide Industries Ltd.	97,493	419,532
	Expleo Solutions Ltd.	265	3,018
	Fairchem Organics Ltd.	1,304	11,145
	FDC Ltd.	17,888	93,409
	Federal Bank Ltd.	306,017	815,114

		Shares	Value»
INDIA — (Continued)
*	Federal-Mogul Goetze India Ltd.	4,659	$24,092
	FIEM Industries Ltd.	5,371	126,037
	Filatex India Ltd.	78,365	55,873
	Fine Organic Industries Ltd.	2,833	141,319
	Fineotex Chemical Ltd.	827,900	278,201
*	Fino Payments Bank Ltd.	8,826	28,116
	Finolex Cables Ltd.	22,509	199,417
	Finolex Industries Ltd.	83,636	176,523
	Firstsource Solutions Ltd.	123,278	491,422
	Force Motors Ltd.	1,743	347,400
	Fortis Healthcare Ltd.	53,198	613,689
*	FSN E-Commerce Ventures Ltd.	154,466	431,976
*	Fusion Finance Ltd.	27,846	49,480
	G R Infraprojects Ltd.	5,940	77,886
	Gabriel India Ltd.	24,854	355,464
	GAIL India Ltd. (GAIL IN)	392,535	805,095
	Galaxy Surfactants Ltd.	3,725	93,501
	Ganesh Housing Ltd.	6,806	63,497
	Ganesha Ecosphere Ltd.	4,405	59,960
	Garware Hi-Tech Films Ltd.	1,998	76,429
	Garware Technical Fibres Ltd.	14,005	120,286
	Gateway Distriparks Ltd.	119,695	86,179
	GE Vernova T&D India Ltd.	18,548	633,273
*	Genesys International Corp. Ltd.	7,025	40,080
	Genus Power Infrastructures Ltd.	10,053	38,252
	Geojit Financial Services Ltd.	39,989	33,340
	GHCL Ltd.	29,442	211,120
	GHCL Textiles Ltd.	31,467	27,438
	GIC Housing Finance Ltd.	13,076	25,760
	Gillette India Ltd.	2,100	213,032
Ω	Gland Pharma Ltd.	10,852	235,821
	GlaxoSmithKline Pharmaceuticals Ltd.	7,421	218,814
	Glenmark Pharmaceuticals Ltd.	18,843	401,244

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Global Health Ltd.	28,095	$413,919
	Globus Spirits Ltd.	6,694	87,461
	GMM Pfaudler Ltd.	8,242	119,879
*	GMR Airports Ltd.	351,496	370,924
*	Go Fashion India Ltd.	4,641	33,703
	GOCL Corp. Ltd.	1,578	6,280
	Godawari Power & Ispat Ltd.	113,718	360,812
	Godfrey Phillips India Ltd.	12,093	419,639
Ω	Godrej Agrovet Ltd.	11,601	86,853
	Godrej Consumer Products Ltd.	49,258	621,098
*	Godrej Industries Ltd.	8,886	111,138
*	Godrej Properties Ltd.	11,557	297,297
*	Gokaldas Exports Ltd.	1,670	15,788
*	Gokul Agro Resources Ltd.	23,792	45,949
	Goldiam International Ltd.	15,256	61,445
	Goodluck India Ltd.	5,071	72,188
	Granules India Ltd.	53,307	339,949
	Graphite India Ltd.	23,649	165,871
	Grasim Industries Ltd.	28,639	934,827
	Grauer & Weil India Ltd.	7,530	7,188
	Gravita India Ltd.	7,506	140,754
	Great Eastern Shipping Co. Ltd.	39,728	491,147
	Greaves Cotton Ltd.	29,666	76,096
	Greenlam Industries Ltd.	18,356	54,760
	Greenpanel Industries Ltd.	20,901	67,361
	Greenply Industries Ltd.	23,053	79,199
	Grindwell Norton Ltd.	11,073	209,537
	Gufic Biosciences Ltd.	8,341	30,610
	Gujarat Alkalies & Chemicals Ltd.	6,420	41,345
	Gujarat Ambuja Exports Ltd.	37,730	44,820
	Gujarat Fluorochemicals Ltd.	2,733	115,277
	Gujarat Gas Ltd.	29,009	133,249
	Gujarat Industries Power Co. Ltd.	12,026	24,698
	Gujarat Mineral Development Corp. Ltd.	28,024	186,976
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	23,603	133,499

		Shares	Value»
INDIA — (Continued)
	Gujarat Pipavav Port Ltd.	99,450	$186,636
	Gujarat State Fertilizers & Chemicals Ltd.	81,424	174,927
	Gujarat State Petronet Ltd.	124,444	433,477
	Gujarat Themis Biosyn Ltd.	1,473	7,732
	Gulf Oil Lubricants India Ltd.	7,458	103,844
	Happiest Minds Technologies Ltd.	14,792	85,737
Ω	Harsha Engineers Ltd.	8,231	37,255
*	Hathway Cable & Datacom Ltd.	271,791	42,309
	Hatsun Agro Product Ltd.	16,907	210,570
	Havells India Ltd.	21,626	363,192
	HBL Engineering Ltd.	32,473	366,440
	HCL Technologies Ltd.	147,857	2,562,991
Ω	HDFC Asset Management Co. Ltd.	15,671	948,701
	HDFC Bank Ltd.	970,704	10,800,209
Ω	HDFC Life Insurance Co. Ltd.	26,126	214,946
*	HealthCare Global Enterprises Ltd.	16,223	136,471
	HEG Ltd.	28,797	190,949
	HeidelbergCement India Ltd.	22,296	49,191
	Heritage Foods Ltd.	14,012	76,142
	Hero MotoCorp Ltd. (HMCL IN)	36,329	2,270,122
	Hester Biosciences Ltd.	392	7,060
*	Heubach Colorants India Ltd.	936	5,451
	HFCL Ltd.	232,140	191,889
	HG Infra Engineering Ltd.	9,569	99,068
	Hikal Ltd.	17,498	47,089
	Himadri Speciality Chemical Ltd.	49,308	266,596
	Himatsingka Seide Ltd.	19,970	27,884
	Hindalco Industries Ltd.	283,563	2,708,239
	Hinduja Global Solutions Ltd.	1,622	9,487
	Hindustan Aeronautics Ltd.	31,199	1,646,761
	Hindustan Copper Ltd.	53,107	203,295

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Hindustan Foods Ltd.	11,616	$68,859
*	Hindustan Oil Exploration Co. Ltd.	19,694	33,988
	Hindustan Petroleum Corp. Ltd.	130,363	697,426
	Hindustan Unilever Ltd.	54,853	1,520,734
*	Hindware Home Innovation Ltd.	6,918	28,672
	Hitachi Energy India Ltd.	1,777	355,231
	HI-Tech Pipes Ltd.	22,958	29,588
Ω	Home First Finance Co. India Ltd.	19,101	257,120
	Honda India Power Products Ltd.	994	29,209
	HPL Electric & Power Ltd.	7,395	36,864
*	Hubtown Ltd.	14,461	48,745
	Huhtamaki India Ltd.	6,976	19,146
	ICICI Bank Ltd. (IBN US), Sponsored ADR	203,224	6,157,687
	ICICI Bank Ltd. (ICICIBC IN)	339,470	5,144,630
Ω	ICICI Lombard General Insurance Co. Ltd.	12,104	272,883
Ω	ICICI Prudential Life Insurance Co. Ltd.	21,839	145,524
	ICRA Ltd.	536	38,645
*	ideaForge Technology Ltd.	2,611	14,224
	IDFC First Bank Ltd.	977,794	899,550
*	IFB Industries Ltd.	3,379	71,168
*	IFCI Ltd.	254,447	165,872
	IIFL Capital Services Ltd.	62,672	242,228
*	IIFL Finance Ltd.	56,978	343,057
*	Imagicaaworld Entertainment Ltd.	63,014	36,746
*	India Cements Ltd.	17,689	79,961
	India Glycols Ltd.	10,464	113,906
	India Nippon Electricals Ltd.	1,312	14,185
	India Power Corp. Ltd.	54,677	7,267
Ω	IndiaMart InterMesh Ltd.	12,969	359,377
	Indian Bank	77,544	750,119
Ω	Indian Energy Exchange Ltd.	127,928	200,584
	Indian Hotels Co. Ltd.	60,065	503,708
	Indian Hume Pipe Co. Ltd.	2,210	8,897

		Shares	Value»
INDIA — (Continued)
	Indian Metals & Ferro Alloys Ltd.	9,165	$123,933
	Indian Oil Corp. Ltd.	270,638	506,109
	Indian Railway Catering & Tourism Corp. Ltd.	43,218	349,391
Ω	Indian Railway Finance Corp. Ltd.	125,528	174,199
	Indigo Paints Ltd.	7,711	87,155
	Indo Count Industries Ltd.	33,712	108,121
	Indoco Remedies Ltd.	7,040	22,235
*Ω	IndoStar Capital Finance Ltd.	5,979	16,713
	Indraprastha Gas Ltd.	137,518	327,821
	Indraprastha Medical Corp. Ltd.	17,275	119,309
*	Indus Towers Ltd.	398,381	1,634,554
*	IndusInd Bank Ltd.	38,461	344,199
*	Infibeam Avenues Ltd.	268,149	52,879
	Info Edge India Ltd.	59,121	915,172
	Infosys Ltd. (INFO IN)	466,643	7,773,149
#	Infosys Ltd. (INFY US), Sponsored ADR	50,694	840,000
	Ingersoll Rand India Ltd.	2,739	117,461
*	Innova Captab Ltd.	2,206	20,558
	INOX India Ltd.	1,026	13,721
*	Inox Wind Ltd.	94,078	163,937
*	Insecticides India Ltd.	1,234	10,062
	Intellect Design Arena Ltd.	25,386	322,290
Ω	InterGlobe Aviation Ltd.	24,719	1,571,870
	IOL Chemicals & Pharmaceuticals Ltd.	51,595	53,664
	ION Exchange India Ltd.	24,589	110,793
	Ipca Laboratories Ltd.	29,559	422,784
	IRB Infrastructure Developers Ltd.	358,400	181,168
Ω	IRCON International Ltd.	57,033	108,808
	ISGEC Heavy Engineering Ltd.	8,354	82,383
*	ITC Hotels Ltd.	30,927	75,538
	ITC Ltd.	464,627	2,197,232
	J Kumar Infraprojects Ltd.	18,947	141,143
	Jagran Prakashan Ltd.	13,332	10,890
*	Jai Balaji Industries Ltd.	20,997	22,307

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Jain Irrigation Systems Ltd.	79,073	$45,690
*	Jaiprakash Power Ventures Ltd.	597,377	121,277
	Jammu & Kashmir Bank Ltd.	133,937	160,022
	Jamna Auto Industries Ltd.	59,384	63,285
	Jash Engineering Ltd.	10,542	57,563
	JB Chemicals & Pharmaceuticals Ltd.	24,329	459,629
	JBM Auto Ltd.	3,616	27,020
	Jindal Drilling & Industries Ltd.	4,028	26,029
	Jindal Saw Ltd.	120,340	237,894
	Jindal Stainless Ltd.	101,074	858,007
	Jindal Steel Ltd.	72,225	868,426
	Jio Financial Services Ltd.	276,444	956,387
*	JITF Infralogistics Ltd.	5,343	18,197
	JK Cement Ltd.	7,212	505,945
	JK Lakshmi Cement Ltd.	21,261	208,423
	JK Paper Ltd.	35,960	161,645
	JK Tyre & Industries Ltd.	52,176	253,234
	JM Financial Ltd.	165,343	304,907
	JSW Energy Ltd.	20,216	120,158
	JSW Steel Ltd.	46,156	627,839
	JTEKT India Ltd.	17,166	30,149
	JTL Industries Ltd.	25,562	19,119
	Jubilant Foodworks Ltd.	63,883	431,522
	Jubilant Ingrevia Ltd.	24,683	191,724
	Jubilant Pharmova Ltd.	22,508	276,240
*	Just Dial Ltd.	8,957	77,907
	Jyothy Labs Ltd.	35,738	126,751
*	Jyoti Structures Ltd.	161,009	23,671
	Kajaria Ceramics Ltd.	17,659	238,899
	Kalpataru Projects International Ltd.	42,366	598,980
	Kalyan Jewellers India Ltd.	50,365	289,267
	Kalyani Steels Ltd.	7,935	77,468
	Kansai Nerolac Paints Ltd.	35,588	99,834
	Karnataka Bank Ltd.	78,535	158,732
	Karur Vysya Bank Ltd.	206,246	565,828
	Kaveri Seed Co. Ltd.	8,556	100,422
*	Kaynes Technology India Ltd.	1,125	84,973

		Shares	Value»
INDIA — (Continued)
	KCP Ltd.	26,632	$61,195
	KDDL Ltd.	1,815	51,159
	KEC International Ltd.	36,087	332,074
	KEI Industries Ltd.	13,119	594,689
*	Kellton Tech Solutions Ltd.	147,300	36,392
	Kennametal India Ltd.	1,194	28,044
*	Kernex Microsystems India Ltd.	1,082	15,776
*	Kesoram Industries Ltd.	41,342	2,401
	Kewal Kiran Clothing Ltd.	4,116	23,966
	Keystone Realtors Ltd.	6,216	39,916
	Kfin Technologies Ltd.	25,125	310,487
*	Kiri Industries Ltd.	13,595	81,536
	Kirloskar Brothers Ltd.	7,218	152,614
	Kirloskar Ferrous Industries Ltd.	15,358	88,851
	Kirloskar Oil Engines Ltd.	31,595	355,556
	Kirloskar Pneumatic Co. Ltd.	10,332	130,245
	Kitex Garments Ltd.	30,636	71,995
*	Knowledge Marine & Engineering Works Ltd.	1,072	29,362
	KNR Constructions Ltd.	55,240	112,951
*	Kolte-Patil Developers Ltd.	10,089	48,689
	Kotak Mahindra Bank Ltd.	67,009	1,589,854
	Kovai Medical Center & Hospital Ltd.	1,289	92,982
Ω	KPI Green Energy Ltd.	20,307	121,355
	KPIT Technologies Ltd.	35,283	463,908
	KPR Mill Ltd.	21,592	259,900
	KRBL Ltd.	17,603	74,040
*Ω	Krishna Institute of Medical Sciences Ltd.	68,294	554,313
	Krsnaa Diagnostics Ltd.	5,763	50,388
	KSB Ltd.	15,693	140,169
	L&T Finance Ltd.	136,753	416,600
Ω	L&T Technology Services Ltd.	5,995	277,637
	LA Opala RG Ltd.	18,389	47,532
	Larsen & Toubro Ltd.	47,469	2,152,329
Ω	Laurus Labs Ltd.	38,904	418,434
	Laxmi Organic Industries Ltd.	31,695	69,672

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*Ω	Lemon Tree Hotels Ltd.	140,764	$261,468
	LG Balakrishnan & Bros Ltd.	11,367	181,773
	LIC Housing Finance Ltd.	113,068	728,738
	Lincoln Pharmaceuticals Ltd.	1,750	10,537
	Linde India Ltd.	1,346	91,080
	Lloyds Engineering Works Ltd.	189,456	117,633
	Lloyds Metals & Energy Ltd.	20,665	303,035
	LMW Ltd.	563	99,727
Ω	Lodha Developers Ltd.	13,692	184,816
	LT Foods Ltd.	56,464	267,333
Ω	LTIMindtree Ltd.	9,797	626,189
	Lumax Auto Technologies Ltd.	12,617	160,543
	Lumax Industries Ltd.	867	48,607
	Lupin Ltd.	52,943	1,175,913
	LUX Industries Ltd.	2,047	29,481
	Magellanic Cloud Ltd.	43,479	29,642
	Mahanagar Gas Ltd.	10,152	145,508
	Maharashtra Scooters Ltd.	1,176	199,923
	Maharashtra Seamless Ltd.	12,815	82,080
	Mahindra & Mahindra Financial Services Ltd.	123,936	440,349
	Mahindra & Mahindra Ltd.	146,799	5,770,132
*	Mahindra Holidays & Resorts India Ltd.	23,174	85,855
	Mahindra Lifespace Developers Ltd.	33,400	145,318
Ω	Mahindra Logistics Ltd.	11,906	47,128
	Maithan Alloys Ltd.	2,775	34,555
*	Man Industries India Ltd.	10,285	47,775
	Man Infraconstruction Ltd.	33,991	56,789
	Manali Petrochemicals Ltd.	23,060	19,202
	Manappuram Finance Ltd.	295,914	902,314
	Mangalam Cement Ltd.	4,272	37,430
*	Mangalore Refinery & Petrochemicals Ltd.	35,250	65,797
	Mankind Pharma Ltd.	8,067	215,632

		Shares	Value»
INDIA — (Continued)
	Manorama Industries Ltd.	3,475	$54,235
	Marico Ltd.	75,826	616,411
	Marksans Pharma Ltd.	75,605	155,812
	Maruti Suzuki India Ltd.	9,918	1,802,763
Ω	MAS Financial Services Ltd.	29,522	101,401
	Mastek Ltd.	5,098	122,770
Ω	Matrimony.com Ltd.	4,362	25,083
*	Max Estates Ltd.	7,126	37,617
*	Max Financial Services Ltd.	14,865	258,621
	Max Healthcare Institute Ltd.	41,258	533,915
*	Max India Ltd.	6,702	16,139
	Mayur Uniquoters Ltd.	8,463	51,353
	Mazagon Dock Shipbuilders Ltd.	6,066	186,887
Ω	Medi Assist Healthcare Services Ltd.	18,285	116,346
*	Medplus Health Services Ltd.	19,600	168,061
*	Meghmani Organics Ltd.	44,171	40,146
	Metro Brands Ltd.	4,564	58,109
*Ω	Metropolis Healthcare Ltd.	7,865	175,180
	Minda Corp. Ltd.	26,907	170,813
Ω	Mishra Dhatu Nigam Ltd.	10,453	45,194
	MM Forgings Ltd.	9,402	32,807
	MOIL Ltd.	30,538	125,780
	Mold-Tek Packaging Ltd.	1,376	10,750
	Monte Carlo Fashions Ltd.	2,815	22,192
	Morepen Laboratories Ltd.	137,144	73,515
	Motherson Sumi Wiring India Ltd.	794,449	421,279
	Motilal Oswal Financial Services Ltd.	47,784	525,339
	Mphasis Ltd.	20,230	627,807
	MPS Ltd.	1,629	39,767
	MRF Ltd.	555	987,287
	Mrs Bectors Food Specialities Ltd.	9,947	149,621
	MSTC Ltd.	8,488	51,621
	Multi Commodity Exchange of India Ltd.	1,817	189,177
	Muthoot Finance Ltd.	28,080	1,010,004

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Nalwa Sons Investments Ltd.	521	$42,371
	Narayana Hrudayalaya Ltd.	18,645	368,170
	Natco Pharma Ltd.	37,873	349,462
	National Aluminium Co. Ltd.	287,859	757,847
	National Fertilizers Ltd.	40,180	42,339
	Nava Ltd.	41,214	287,186
*Ω	Navkar Corp. Ltd.	16,746	22,299
	Navneet Education Ltd.	25,486	46,285
*	Nazara Technologies Ltd.	45,904	137,393
	NBCC India Ltd.	203,467	268,294
	NCC Ltd.	166,464	399,041
	NCL Industries Ltd.	9,419	20,923
	NELCO Ltd.	3,512	34,292
	Neogen Chemicals Ltd.	940	15,243
	NESCO Ltd.	6,952	107,435
	Nestle India Ltd.	58,366	836,729
	Netweb Technologies India Ltd.	3,475	157,685
*	Network18 Media & Investments Ltd.	44,858	24,186
	Neuland Laboratories Ltd.	2,229	415,221
	Newgen Software Technologies Ltd.	16,417	179,446
	NHPC Ltd.	450,864	430,576
	Nibe Ltd.	1,458	19,858
	NIIT Learning Systems Ltd.	17,790	65,684
	NIIT Ltd.	26,856	31,530
	Nilkamal Ltd.	985	16,748
Ω	Nippon Life India Asset Management Ltd.	34,882	343,561
	Nitin Spinners Ltd.	11,677	44,012
	NLC India Ltd.	54,656	160,843
	NMDC Ltd.	871,242	742,369
*	NMDC Steel Ltd.	42,663	20,620
	NOCIL Ltd.	18,888	39,320
	Novartis India Ltd.	1,627	15,861
	NRB Bearings Ltd.	15,566	47,993
	NTPC Ltd.	275,823	1,044,642
	Nucleus Software Exports Ltd.	3,278	37,162
	Nuvama Wealth Management Ltd.	3,782	303,188
*	Nuvoco Vistas Corp. Ltd.	28,817	134,254
	Oberoi Realty Ltd.	16,618	332,484

		Shares	Value»
INDIA — (Continued)
	Oil & Natural Gas Corp. Ltd.	204,601	$589,758
	Oil India Ltd.	71,169	347,595
	Olectra Greentech Ltd.	5,763	100,226
	One 97 Communications Ltd.	33,489	490,214
*	Onesource Specialty Pharma Ltd.	11,204	233,367
*	Optiemus Infracom Ltd.	4,174	27,610
	Oracle Financial Services Software Ltd.	6,241	598,833
*	Orchid Pharma Ltd.	1,989	16,252
	Orient Cement Ltd.	24,938	60,161
	Orient Electric Ltd.	40,156	96,236
*	Orient Green Power Co. Ltd.	162,096	25,586
	Oriental Hotels Ltd.	18,748	25,982
	Page Industries Ltd.	1,110	510,532
	Paisalo Digital Ltd.	207,585	88,559
*	Panacea Biotec Ltd.	3,283	16,175
	Panama Petrochem Ltd.	13,302	39,973
Ω	Parag Milk Foods Ltd., Class F	19,863	69,533
*	Paramount Communications Ltd.	56,849	27,691
	Patanjali Foods Ltd.	23,019	156,223
*	Patel Engineering Ltd.	113,439	47,668
*	PB Fintech Ltd.	13,737	275,833
*	PC Jeweller Ltd.	770,479	100,983
	PCBL Chemical Ltd.	56,134	228,698
	PDS Ltd.	13,008	54,398
	Pearl Global Industries Ltd.	6,088	89,877
*	Pennar Industries Ltd.	37,772	111,168
	Persistent Systems Ltd.	20,364	1,356,194
	Petronet LNG Ltd.	215,881	683,456
	PG Electroplast Ltd.	13,034	83,775
	Phoenix Mills Ltd.	21,055	400,832
	PI Industries Ltd.	10,142	408,761
*	Piccadily Agro Industries Ltd.	1,971	14,992
	Pidilite Industries Ltd.	41,052	669,696
*	Piramal Finance Ltd.	34,669	439,049
	Piramal Pharma Ltd.	168,063	379,807
	Pitti Engineering Ltd.	6,318	66,870
	PIX Transmissions Ltd.	1,966	32,572

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	PNB Housing Finance Ltd.	57,675	$603,270
	PNC Infratech Ltd.	53,775	169,798
	Pokarna Ltd.	5,459	55,945
	Poly Medicure Ltd.	3,760	84,686
	Polycab India Ltd.	6,475	561,992
	Polyplex Corp. Ltd.	10,619	114,199
	Pondy Oxides & Chemicals Ltd.	5,123	79,410
*	Poonawalla Fincorp Ltd.	49,243	267,010
	Power Finance Corp. Ltd.	309,852	1,406,042
	Power Grid Corp. of India Ltd.	296,202	961,024
	Power Mech Projects Ltd.	5,753	161,301
	Praj Industries Ltd.	21,832	82,797
	Prakash Industries Ltd.	32,387	59,799
Ω	Prataap Snacks Ltd.	3,111	38,411
	Precision Wires India Ltd.	28,086	71,189
	Premier Explosives Ltd. (PRE IN)	5,380	39,904
	Prestige Estates Projects Ltd.	20,715	408,542
*	Pricol Ltd.	26,549	158,071
	Prince Pipes & Fittings Ltd.	14,160	50,832
*	Prism Johnson Ltd.	41,156	70,326
	Privi Speciality Chemicals Ltd.	2,907	95,136
	Procter & Gamble Health Ltd.	2,345	162,515
	Procter & Gamble Hygiene & Health Care Ltd.	288	43,306
*	PSP Projects Ltd.	3,458	35,875
*	PTC India Financial Services Ltd.	74,121	30,360
	PTC India Ltd.	83,117	157,246
	Punjab National Bank	343,907	475,617
*	Puravankara Ltd.	14,041	42,201
*	PVR Inox Ltd.	23,185	313,792
Ω	Quess Corp. Ltd.	25,700	69,381
	R Systems International Ltd.	14,150	68,208
	Radico Khaitan Ltd.	9,441	333,172
	Raghav Productivity Enhancers Ltd.	1,327	11,883
	Rail Vikas Nigam Ltd.	36,878	136,503
	Railtel Corp. of India Ltd.	29,772	123,236

		Shares	Value»
INDIA — (Continued)
	Rain Industries Ltd.	64,287	$96,585
*	Rajesh Exports Ltd.	11,241	22,955
	Rajratan Global Wire Ltd.	2,448	11,824
	Rallis India Ltd.	26,880	78,142
	Ram Ratna Wires Ltd.	2,398	16,736
*	Rama Steel Tubes Ltd.	173,256	19,948
	Ramco Cements Ltd.	34,696	405,231
	Ramco Industries Ltd.	11,599	45,991
*	Ramco Systems Ltd.	5,468	38,453
	Ramkrishna Forgings Ltd.	29,406	179,490
*	Ramky Infrastructure Ltd.	8,559	61,052
	Rane Holdings Ltd.	2,143	37,196
	Rane Madras Ltd.	1,107	10,137
	Rashtriya Chemicals & Fertilizers Ltd.	36,714	61,585
*	Rategain Travel Technologies Ltd.	10,782	77,382
	Ratnamani Metals & Tubes Ltd.	8,851	240,619
*	RattanIndia Enterprises Ltd.	50,786	29,719
*	RattanIndia Power Ltd.	964,816	118,687
*	Raymond Lifestyle Ltd.	8,755	116,490
*	Raymond Ltd.	5,472	35,476
*	Raymond Realty Ltd.	10,944	76,136
Ω	RBL Bank Ltd.	154,664	567,797
	REC Ltd.	247,453	1,045,094
	Redington Ltd.	269,689	772,149
	Redtape Ltd.	44,380	67,982
	Reliance Industrial Infrastructure Ltd.	1,165	11,734
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	29,313	1,944,270
	Reliance Industries Ltd. (RIL IN)	167,699	2,807,213
Ω	Reliance Industries Ltd. (RLNIY US), Sponsored GDR	44,787	2,969,378
*	Reliance Infrastructure Ltd.	56,222	135,988
*	Reliance Power Ltd.	1,148,662	596,934
*	Religare Enterprises Ltd.	32,624	97,050
	Repco Home Finance Ltd.	11,234	52,868
	Responsive Industries Ltd.	9,620	21,209

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Restaurant Brands Asia Ltd.	50,556	$38,133
	Rhi Magnesita India Ltd.	14,855	80,306
	Rico Auto Industries Ltd.	45,453	42,610
	RITES Ltd.	46,766	129,020
	Rossari Biotech Ltd.	6,757	48,678
	Route Mobile Ltd.	6,160	49,458
	RPG Life Sciences Ltd.	2,149	57,893
*	RPSG Ventures Ltd.	4,168	38,585
	Safari Industries India Ltd.	6,675	159,498
*	Sagar Cements Ltd.	17,694	44,748
	Saksoft Ltd.	14,671	32,281
*Ω	Salasar Techno Engineering Ltd.	308,495	35,785
*	Sammaan Capital Ltd.	101,471	214,732
	Samvardhana Motherson International Ltd.	874,633	1,037,796
	Sandhar Technologies Ltd.	9,330	53,695
	Sandur Manganese & Iron Ores Ltd.	21,123	51,478
*	Sanghi Industries Ltd.	9,371	6,904
	Sanghvi Movers Ltd.	16,026	71,465
	Sanofi Consumer Healthcare India Ltd.	2,286	125,865
	Sanofi India Ltd.	1,986	107,141
Ω	Sansera Engineering Ltd.	13,883	235,017
*	Sapphire Foods India Ltd.	77,970	252,071
	Sarda Energy & Minerals Ltd.	27,518	164,004
	Saregama India Ltd.	11,785	60,077
	Sasken Technologies Ltd.	1,618	25,031
*	Satin Creditcare Network Ltd.	30,050	53,023
	Savita Oil Technologies Ltd.	9,160	40,890
*	SBFC Finance Ltd.	157,935	203,695
	SBI Cards & Payment Services Ltd.	42,375	420,166
Ω	SBI Life Insurance Co. Ltd.	39,791	876,962
	Schaeffler India Ltd.	6,679	303,218
*	Schneider Electric Infrastructure Ltd.	14,480	136,122
*	SEAMEC Ltd.	1,670	16,838

		Shares	Value»
INDIA — (Continued)
	Senco Gold Ltd.	9,738	$35,624
*	SEPC Ltd.	348,527	41,086
*	Sequent Scientific Ltd.	17,385	42,086
	Seshasayee Paper & Boards Ltd.	12,371	35,593
Ω	SH Kelkar & Co. Ltd.	19,760	49,095
	Shaily Engineering Plastics Ltd.	5,713	145,837
	Shakti Pumps India Ltd.	11,880	109,659
*	Shalby Ltd.	7,260	19,546
	Shankara Building Products Ltd.	5,154	8,125
	Shankara Buildpro Ltd.	5,154	42,703
	Shanthi Gears Ltd.	4,410	24,370
	Sharda Cropchem Ltd.	10,774	104,957
	Sharda Motor Industries Ltd.	7,866	91,837
	Share India Securities Ltd.	13,936	29,283
*	Sheela Foam Ltd.	9,705	76,030
	Shilpa Medicare Ltd.	28,604	113,309
	Shipping Corp. of India Land & Assets Ltd.	31,983	18,368
	Shipping Corp. of India Ltd.	62,747	183,049
	Shivalik Bimetal Controls Ltd.	8,643	47,667
*	Shoppers Stop Ltd.	7,687	44,311
	Shree Cement Ltd.	1,018	324,627
	Shriram Finance Ltd.	243,570	2,060,883
	Shriram Pistons & Rings Ltd.	6,431	189,207
*	Shriram Properties Ltd.	26,303	27,999
	Shyam Metalics & Energy Ltd.	18,052	179,208
*	Siemens Energy India Ltd.	2,953	105,754
	Siemens Ltd.	2,953	103,171
*	SIS Ltd.	11,614	43,655
	Siyaram Silk Mills Ltd.	7,622	64,723
	SJS Enterprises Ltd.	9,085	164,759
	SJVN Ltd.	89,082	88,282
	SKF India Industrial Ltd.	4,027	122,863
	SKF India Ltd.	4,027	96,315
	Skipper Ltd.	12,026	70,687
	SML Mahindra Ltd.	894	30,679
	Sobha Ltd.	9,628	175,550
	Solar Industries India Ltd.	4,750	744,122

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Solara Active Pharma Sciences Ltd.	7,723	$52,406
	Somany Ceramics Ltd.	5,293	27,177
Ω	Sona Blw Precision Forgings Ltd.	33,485	178,521
	Sonata Software Ltd.	18,489	77,262
	South Indian Bank Ltd.	716,692	296,999
	SP Apparels Ltd.	2,860	23,871
*	Spandana Sphoorty Financial Ltd.	1,454	2,082
	SRF Ltd.	19,961	659,614
	Star Cement Ltd.	50,861	146,582
*	Star Health & Allied Insurance Co. Ltd.	36,820	205,444
	State Bank of India (SBID LI), GDR	2,592	274,761
	State Bank of India (SBIN IN)	91,425	965,731
	State Bank of India (SBKFF US), GDR	14,169	1,501,914
	Steel Authority of India Ltd.	180,319	277,027
	Steelcast Ltd.	12,486	31,498
*	Sterlite Technologies Ltd.	62,653	82,837
*	STL Networks Ltd.	84,822	25,006
	Stove Kraft Ltd.	5,323	46,731
	Strides Pharma Science Ltd.	20,696	216,942
*	Stylam Industries Ltd.	3,206	73,645
	Styrenix Performance Materials Ltd.	3,151	83,866
*	Subex Ltd.	243,613	35,379
	Subros Ltd.	5,043	61,482
	Sudarshan Chemical Industries Ltd.	11,568	149,530
	Sumitomo Chemical India Ltd.	31,476	177,916
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	50,562	963,359
	Sun TV Network Ltd.	40,776	257,696
	Sundaram Finance Ltd.	12,065	618,939
	Sundaram-Clayton Ltd.	777	13,057
	Sundram Fasteners Ltd.	34,060	362,923
	Sunflag Iron & Steel Co. Ltd.	16,141	48,668
	Sunteck Realty Ltd.	16,258	80,865
	Suprajit Engineering Ltd.	25,072	125,947

		Shares	Value»
INDIA — (Continued)
	Supreme Industries Ltd.	6,363	$272,319
	Supreme Petrochem Ltd.	22,163	187,346
	Supriya Lifescience Ltd.	9,043	79,111
	Surya Roshni Ltd.	30,842	102,022
*	Suryoday Small Finance Bank Ltd.	29,505	50,586
*	Suzlon Energy Ltd.	1,267,336	847,007
	Swan Corp. Ltd.	20,951	111,146
	Swaraj Engines Ltd.	1,571	70,666
	Symphony Ltd.	4,203	44,235
*	Syncom Formulations India Ltd.	150,052	27,683
Ω	Syngene International Ltd.	46,336	340,299
	TAJGVK Hotels & Resorts Ltd.	4,894	23,185
	Talbros Automotive Components Ltd.	9,032	29,718
	Tamil Nadu Newsprint & Papers Ltd.	23,351	41,020
	Tamilnad Mercantile Bank Ltd.	17,517	97,380
	Tanla Platforms Ltd.	12,507	86,123
*	TARC Ltd.	23,394	41,268
	Tata Chemicals Ltd.	47,544	477,437
	Tata Communications Ltd.	20,426	430,801
	Tata Consultancy Services Ltd.	83,108	2,862,174
	Tata Consumer Products Ltd.	34,534	452,259
	Tata Elxsi Ltd.	6,546	401,915
*	Tata Motors Ltd./new	342,448	1,005,881
	Tata Motors Passenger Vehicles Ltd.	342,448	1,580,965
	Tata Power Co. Ltd.	152,996	697,047
	Tata Steel Ltd.	1,319,738	2,716,933
	TCI Express Ltd.	3,436	26,308
	TCPL Packaging Ltd.	483	18,035
	TD Power Systems Ltd.	36,390	310,150
*	TeamLease Services Ltd.	1,241	23,470
	Tech Mahindra Ltd.	89,372	1,432,121
	Techno Electric & Engineering Co. Ltd.	15,269	228,590
	Technocraft Industries India Ltd.	2,009	55,007
	Tega Industries Ltd.	6,156	134,371

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Texmaco Infrastructure & Holdings Ltd.	19,829	$22,996
	Texmaco Rail & Engineering Ltd.	73,895	113,672
	Thanga Mayil Jewellery Ltd.	1,447	35,404
	Thejo Engineering Ltd.	489	9,865
	Thermax Ltd.	1,296	46,946
	Thirumalai Chemicals Ltd.	23,833	75,932
	Thomas Cook India Ltd.	61,390	110,710
Ω	Thyrocare Technologies Ltd.	5,647	87,629
	Tilaknagar Industries Ltd.	31,728	188,233
	Time Technoplast Ltd.	77,672	188,838
	Timken India Ltd.	8,261	295,285
	Tips Music Ltd.	14,673	86,992
	Titagarh Rail System Ltd.	13,428	133,874
	Titan Co. Ltd.	33,159	1,397,893
	Torrent Pharmaceuticals Ltd.	16,246	649,158
	Torrent Power Ltd.	24,484	363,044
	Tourism Finance Corp. of India Ltd.	96,705	76,118
	Transformers & Rectifiers India Ltd.	19,366	97,000
*	TransIndia Real Estate Ltd.	17,001	5,533
	Transport Corp. of India Ltd.	9,519	128,394
	Trent Ltd.	24,030	1,270,130
	Trident Ltd.	408,765	131,608
	Triveni Engineering & Industries Ltd.	31,226	125,824
	Triveni Turbine Ltd.	42,210	253,592
	TTK Prestige Ltd.	11,883	90,137
	Tube Investments of India Ltd.	13,074	444,600
	TVS Holdings Ltd.	1,708	291,603
	TVS Motor Co. Ltd.	31,628	1,249,247
	TVS Srichakra Ltd.	949	44,223
	Uflex Ltd.	11,450	69,768
*	Ugro Capital Ltd.	27,607	56,826
*Ω	Ujjivan Small Finance Bank Ltd.	210,888	123,307
	UltraTech Cement Ltd.	6,367	854,530
*	Unichem Laboratories Ltd.	8,574	45,683
	Union Bank of India Ltd.	270,127	451,337

		Shares	Value»
INDIA — (Continued)
	United Breweries Ltd.	5,542	$112,198
*	United Foodbrands Ltd.	5,008	11,484
	United Spirits Ltd.	25,614	412,535
	Universal Cables Ltd.	2,315	19,156
	UNO Minda Ltd.	35,034	486,441
	UPL Ltd.	82,457	666,888
	Usha Martin Ltd.	67,195	349,372
	UTI Asset Management Co. Ltd.	18,426	259,133
*	V2 Retail Ltd.	4,800	131,857
	VA Tech Wabag Ltd.	14,680	233,176
	Vadilal Industries Ltd.	1,081	64,519
	Vaibhav Global Ltd.	19,351	58,298
*	Valor Estate Ltd.	47,564	79,668
	Vardhman Special Steels Ltd.	5,501	17,793
	Vardhman Textiles Ltd.	39,086	193,192
Ω	Varroc Engineering Ltd.	16,223	111,940
	Varun Beverages Ltd.	143,640	758,807
*	Vascon Engineers Ltd.	24,820	18,629
	Vedant Fashions Ltd.	10,333	75,025
	Vedanta Ltd.	297,098	1,651,858
	Veedol Corp. Ltd.	2,717	54,115
	Venky’s India Ltd.	1,668	28,393
Ω	Venus Pipes & Tubes Ltd.	3,661	52,886
*	Veranda Learning Solutions Ltd.	1,852	4,831
	Vesuvius India Ltd.	29,240	162,308
	V-Guard Industries Ltd.	59,427	242,611
	Vijaya Diagnostic Centre Ltd.	10,709	119,315
	Vimta Labs Ltd.	4,408	35,848
	Vinati Organics Ltd.	6,596	122,683
	Vindhya Telelinks Ltd.	2,233	34,167
	Vintage Coffee & Beverages Ltd.	18,364	34,001
	Vishnu Chemicals Ltd.	9,726	56,759
*	VL E-Governance & IT Solutions Ltd.	5,386	1,454
*	Vodafone Idea Ltd.	3,173,131	311,768
	Voltamp Transformers Ltd.	1,702	142,445
	Voltas Ltd.	18,437	286,426
	VRL Logistics Ltd.	27,996	88,176
	VST Industries Ltd.	18,503	54,338
	VST Tillers Tractors Ltd.	863	58,297
*	Walchandnagar Industries Ltd.	11,934	23,944

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Websol Energy System Ltd.	8,645	$119,500
	Welspun Corp. Ltd.	36,054	391,240
	Welspun Enterprises Ltd.	16,502	104,131
	Welspun Living Ltd.	80,600	117,238
	Wendt India Ltd.	93	9,078
	West Coast Paper Mills Ltd.	14,697	75,141
	Westlife Foodworld Ltd.	18,931	127,330
	Wheels India Ltd.	702	7,090
	Whirlpool of India Ltd.	11,863	185,356
	Windlas Biotech Ltd.	4,235	44,894
	Wipro Ltd.	198,008	536,755
*	Wockhardt Ltd.	15,978	230,117
	Wonderla Holidays Ltd.	8,064	51,838
	XPRO India Ltd.	824	10,104
	Yaari Digital Integrated Services Ltd.	255,580	61,181
	Yasho Industries Ltd.	953	17,125
*	Yes Bank Ltd.	2,228,913	571,755
	Yuken India Ltd.	808	9,324
	Zee Entertainment Enterprises Ltd.	267,147	301,856
*	Zee Media Corp. Ltd.	148,263	16,706
	Zen Technologies Ltd.	2,574	39,304
	Zensar Technologies Ltd.	37,800	338,627
	ZF Commercial Vehicle Control Systems India Ltd.	573	79,650
	Zydus Lifesciences Ltd.	47,432	522,008
	Zydus Wellness Ltd.	34,215	184,031

TOTAL INDIA			291,482,944

INDONESIA — (2.1%)
	ABM Investama Tbk. PT	243,700	43,358
	Adi Sarana Armada Tbk. PT	459,600	29,407
	AKR Corporindo Tbk. PT	2,308,100	169,421
*	Alam Sutera Realty Tbk. PT	4,460,900	43,415
	Alamtri Minerals Indonesia Tbk. PT	1,995,100	167,229
	Alamtri Resources Indonesia Tbk. PT	1,484,700	168,078
	Allo Bank Indonesia Tbk. PT	311,000	27,983

		Shares	Value»
INDONESIA — (Continued)
*	Amman Mineral Internasional PT	369,500	$157,611
	Aneka Tambang Tbk. PT	2,212,400	411,523
	Arwana Citramulia Tbk. PT	1,282,000	42,359
	Aspirasi Hidup Indonesia Tbk. PT	2,732,400	72,906
	Astra Agro Lestari Tbk. PT	154,300	72,395
	Astra International Tbk. PT	3,215,000	1,188,789
	Astra Otoparts Tbk. PT	250,300	38,393
	Asuransi Tugu Pratama Indonesia Tbk. PT	456,500	28,670
	Avia Avian Tbk. PT	3,443,100	85,616
*	Bank Aladin Syariah Tbk. PT	1,151,200	65,041
	Bank Amar Indonesia Tbk. PT	830,585	11,481
	Bank BTPN Syariah Tbk. PT	1,120,200	92,202
	Bank Central Asia Tbk. PT	4,841,200	2,478,654
*	Bank Ganesha Tbk. PT	1,763,100	11,981
*	Bank Jago Tbk. PT	921,600	121,074
*	Bank KB Indonesia Tbk. PT	6,045,077	24,677
	Bank Mandiri Persero Tbk. PT	5,531,600	1,567,177
*	Bank Mayapada International Tbk. PT	2,445,328	35,591
	Bank Maybank Indonesia Tbk. PT	1,456,300	18,036
	Bank Negara Indonesia Persero Tbk. PT	2,400,900	631,039
*	Bank Neo Commerce Tbk. PT	3,326,200	77,645
	Bank OCBC Nisp Tbk. PT	1,685,100	139,239
	Bank Pan Indonesia Tbk. PT	1,323,200	82,047
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,053,790	51,010

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,427,000	$46,760
	Bank Rakyat Indonesia Persero Tbk. PT	5,311,700	1,270,666
	Bank Syariah Indonesia Tbk. PT	584,549	89,521
	Bank Tabungan Negara Persero Tbk. PT	2,316,612	170,344
*	Barito Pacific Tbk. PT	472,863	97,998
	Barito Renewables Energy Tbk. PT	1,089,300	567,921
	BFI Finance Indonesia Tbk. PT	2,734,100	132,205
	BISI International Tbk. PT	429,800	22,990
	Blue Bird Tbk. PT	206,500	21,980
*	Buana Lintas Lautan Tbk. PT	4,867,500	63,682
*	Bukalapak.com Tbk. PT	16,801,100	169,731
	Bukit Asam Tbk. PT	1,902,900	274,446
*	Buma Internasional Grup Tbk. PT	1,889,200	38,803
*	Bumi Resources Minerals Tbk. PT	3,588,800	198,271
*	Bumi Resources Tbk. PT	18,519,200	157,923
*	Bumi Serpong Damai Tbk. PT	1,913,300	112,485
*	Capital Financial Indonesia Tbk. PT	800,300	52,687
*	Cemindo Gemilang PT	434,500	20,117
	Chandra Asri Pacific Tbk. PT	106,500	44,491
	Charoen Pokphand Indonesia Tbk. PT	1,160,900	325,784
Ω	Cikarang Listrindo Tbk. PT	536,600	22,745
	Ciputra Development Tbk. PT	2,827,700	150,212
	Cisarua Mountain Dairy Tbk. PT	428,100	146,033
*	Citra Marga Nusaphala Persada Tbk. PT	47,700	3,724
*	Darma Henwa Tbk. PT	6,589,200	132,082
	Dayamitra Telekomunikasi PT	3,940,100	132,642
	Dharma Satya Nusantara Tbk. PT	1,009,300	114,520

		Shares	Value»
INDONESIA — (Continued)
*	Dian Swastatika Sentosa Tbk. PT	94,400	$479,721
*	Eagle High Plantations Tbk. PT	2,208,600	20,165
	Elang Mahkota Teknologi Tbk. PT	2,930,400	208,289
	Elnusa Tbk. PT	1,310,000	40,208
*	Energi Mega Persada Tbk. PT	7,812,600	387,656
	Erajaya Swasembada Tbk. PT	3,197,900	81,473
	ESSA Industries Indonesia Tbk. PT	3,090,400	114,222
	Gajah Tunggal Tbk. PT	597,000	37,340
	Garudafood Putra Putri Jaya Tbk. PT	2,126,100	45,997
	Golden Energy Mines Tbk. PT	132,200	71,916
	Gudang Garam Tbk. PT	174,700	181,790
*	Harum Energy Tbk. PT	768,900	54,041
	Hexindo Adiperkasa Tbk. PT	58,700	16,413
*	Impack Pratama Industri Tbk. PT	2,577,700	365,399
	Indah Kiat Pulp & Paper Tbk. PT	779,400	348,574
	Indika Energy Tbk. PT	759,200	95,300
	Indo Tambangraya Megah Tbk. PT	148,100	209,148
	Indocement Tunggal Prakarsa Tbk. PT	366,400	137,541
	Indofood CBP Sukses Makmur Tbk. PT	309,500	161,747
	Indofood Sukses Makmur Tbk. PT	1,084,300	482,530
	Indomobil Sukses Internasional Tbk. PT	326,900	22,622
	Indosat Tbk. PT	861,000	97,482
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	2,672,200	21,065
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,650,100	89,203
	Japfa Comfeed Indonesia Tbk. PT	2,336,300	352,122
	Jasa Marga Persero Tbk. PT	471,900	101,277

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Kalbe Farma Tbk. PT	3,103,500	$238,044
	Kawasan Industri Jababeka Tbk. PT	7,745,900	88,878
*	Krakatau Steel Persero Tbk. PT	692,300	13,885
*	Lippo Karawaci Tbk. PT	15,773,400	84,391
	Map Aktif Adiperkasa PT	4,238,600	177,981
	Matahari Department Store Tbk. PT	220,800	22,369
	Mayora Indah Tbk. PT	842,700	107,765
*	MD Entertainment Tbk. PT	153,230	52,266
	Medco Energi Internasional Tbk. PT	3,319,800	265,655
*	Media Nusantara Citra Tbk. PT	2,605,300	41,970
	Medikaloka Hermina Tbk. PT	2,291,100	206,868
*	Merdeka Battery Materials Tbk. PT	4,921,900	185,972
*	Merdeka Copper Gold Tbk. PT	1,805,742	264,224
*	Metro Healthcare Indonesia Tbk. PT	6,326,800	122,439
	Metrodata Electronics Tbk. PT	2,222,200	81,463
	Metropolitan Kentjana Tbk. PT	9,800	13,990
	Midi Utama Indonesia Tbk. PT	1,986,200	49,411
	Mitra Adiperkasa Tbk. PT	3,588,900	277,994
	Mitra Keluarga Karyasehat Tbk. PT	918,500	142,529
	Mitra Pinasthika Mustika Tbk. PT	572,200	33,366
*	MNC Digital Entertainment Tbk. PT	769,200	23,353
*	MNC Tourism Indonesia Tbk. PT	30,053,500	263,550
Ω	Nusantara Sejahtera Raya Tbk. PT	4,256,600	30,492
	Pabrik Kertas Tjiwi Kimia Tbk. PT	462,600	193,701
*	Pacific Strategic Financial Tbk. PT	783,300	52,989
	Pakuwon Jati Tbk. PT	4,892,500	108,116
	Pam Mineral Tbk. PT	535,300	31,860

		Shares	Value»
INDONESIA — (Continued)
*	Panin Financial Tbk. PT	4,028,800	$58,085
*	Paninvest Tbk. PT	361,900	17,518
	Pantai Indah Kapuk Dua Tbk. PT	45,000	38,093
	Perusahaan Gas Negara Tbk. PT	1,875,100	196,054
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	829,600	70,027
	Petrindo Jaya Kreasi Tbk. PT	3,607,000	435,482
	Petrosea Tbk. PT	679,500	277,315
*	PP Persero Tbk. PT	995,700	22,845
	Puradelta Lestari Tbk. PT	2,683,600	21,440
	Rukun Raharja Tbk. PT	187,800	45,734
	Salim Ivomas Pratama Tbk. PT	923,900	34,665
	Sampoerna Agro Tbk. PT	108,900	32,893
	Samudera Indonesia Tbk. PT	2,328,000	44,246
*	Sarana Meditama Metropolitan Tbk. PT	494,600	9,048
	Sarana Menara Nusantara Tbk. PT	8,493,300	277,970
	Sariguna Primatirta Tbk. PT	2,084,300	67,612
	Sawit Sumbermas Sarana Tbk. PT	1,418,300	137,264
	Selamat Sempurna Tbk. PT	758,700	87,577
	Semen Indonesia Persero Tbk. PT	948,454	157,132
	Steel Pipe Industry of Indonesia PT	1,086,800	27,958
	Sumber Alfaria Trijaya Tbk. PT	4,513,900	545,062
	Sumber Tani Agung Resources Tbk. PT	1,108,300	92,694
	Summarecon Agung Tbk. PT	3,554,800	83,656
	Surya Citra Media Tbk. PT	4,050,300	82,137
	Surya Semesta Internusa Tbk. PT	1,487,200	139,328
	TBS Energi Utama Tbk. PT	318,600	15,401

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	18,271	$357,929
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	2,733,600	528,773
	Temas Tbk. PT	2,160,000	16,874
	Tempo Scan Pacific Tbk. PT	214,000	36,670
	Timah Tbk. PT	785,500	126,028
	Tower Bersama Infrastructure Tbk. PT	545,200	78,043
	Transcoal Pacific Tbk. PT	287,000	135,443
	Trimegah Bangun Persada Tbk. PT	1,922,000	144,450
	Triputra Agro Persada PT	1,702,000	192,510
	Tunas Baru Lampung Tbk. PT	875,957	39,226
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	823,000	74,244
	Unilever Indonesia Tbk. PT	1,222,300	189,526
	United Tractors Tbk. PT	431,100	697,036
	Vale Indonesia Tbk. PT	479,701	136,874
*††	Waskita Karya Persero Tbk. PT	2,217,700	5,052
*††	Wijaya Karya Persero Tbk. PT	3,300,100	15,181
	XLSMART Telecom Sejahtera Tbk. PT	2,529,104	396,781

TOTAL INDONESIA			26,321,448

KUWAIT — (1.1%)
	A’ayan Leasing & Investment Co. KSCP	249,656	172,799
	A’ayan Real Estate Co. SAK	38,506	18,587
*	Acico Industries Co. KSC	130,042	151,820
	Agility Public Warehousing Co. KSC	289,374	142,119
	Al Ahli Bank of Kuwait KSCP	204,206	191,499
	Al-Eid Food KSC	63,926	45,014

		Shares	Value»
KUWAIT — (Continued)
	Ali Alghanim Sons Automotive Co. KSCC	46,222	$162,240
*	Alimtiaz Investment Group KSC	449,823	106,123
*††	Arabi Group Holding KSC	39,880	37,573
	Arzan Financial Group for Financing & Investment KPSC	189,122	242,814
*	Asiya Capital Investments Co. KSCP	209,724	39,591
	Beyout Holding Co. KPSC	40,383	58,064
	Boubyan Bank KSCP	24,451	57,055
	Boubyan Petrochemicals Co. KSCP	136,727	273,578
	Boursa Kuwait Securities Co. KPSC	27,189	356,294
	Burgan Bank SAK	214,445	165,328
	Combined Group Contracting Co. SAK	41,610	142,975
	Commercial Facilities Co. SAKP	121,626	104,999
	Commercial Real Estate Co. KSC	303,238	210,314
	Gulf Bank KSCP	323,935	370,101
	Gulf Cables & Electrical Industries Group Co. KSCP	44,177	323,385
	Heavy Engineering & Ship Building Co. KSCP	40,447	124,714
	Humansoft Holding Co. KSC	27,207	219,467
*	IFA Hotels & Resorts-KPSC	15,080	64,267
	Integrated Holding Co. KCSC	54,359	95,790
	Jazeera Airways Co. KSCP	22,513	107,700
	JTC Logistics Transportation & Stevedoring Co. KSCP	8,881	13,240
	KAMCO Investment Co. KSC	40,970	23,892

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Kuwait Business Town Real Estate Co. KSCP	52,904	$18,429
	Kuwait Cement Co. KSC	136,339	157,764
	Kuwait Finance House KSCP	1,027,877	2,691,128
	Kuwait Financial Centre SAK	144,621	83,617
	Kuwait Insurance Co. SAK	11,843	22,219
	Kuwait International Bank KSCP	348,738	304,053
	Kuwait Investment Co. SAK	131,386	107,587
*	Kuwait Real Estate Co. KSC	199,624	276,241
	Kuwait Telecommunications Co.	96,821	187,415
	Mabanee Co. KPSC	101,819	334,386
	Mezzan Holding Co. KSCC	34,262	133,173
	Mobile Telecommunications Co. KSCP	596,739	1,031,291
*	Munshaat Real Estate Projects Co. KSCP	19,944	14,804
	National Bank of Kuwait SAKP	678,155	2,322,509
*	National Consumer Holding Co. SAK	82,695	31,490
	National Industries Group Holding SAK	312,648	296,551
	National Investments Co. KSCP	237,321	262,695
	Oula Fuel Marketing Co.	41,598	41,289
*	Privatization Holding Co. KSCP	167,042	46,601
	Salhia Real Estate Co. KSCP	99,477	135,866
*	Securities House KSC	127,694	37,998
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	161,560	88,984
	Specialities Group Holding Co. KSCC	39,363	22,695
††	Sultan Center Food Products Co. KSC	27,711	3,252
*	United Real Estate Co. SAKP	70,389	54,499

		Shares	Value»
KUWAIT — (Continued)
*	Warba Bank KSCP	1,351,505	$1,277,178

TOTAL KUWAIT			14,005,056

MALAYSIA — (1.9%)
#	Able Global Bhd.	78,300	31,199
#	Aeon Co. M Bhd.	341,000	102,536
#	AEON Credit Service M Bhd.	77,200	96,976
#*	AFFIN Bank Bhd.	199,791	109,264
	Ajinomoto Malaysia Bhd.	7,800	24,978
	Alliance Bank Malaysia Bhd.	224,541	235,626
	Allianz Malaysia Bhd.	19,400	83,188
#	AME Elite Consortium Bhd.	76,900	28,436
#	AMMB Holdings Bhd. (AMM MK)	428,300	582,583
#	Ancom Nylex Bhd.	211,856	47,009
#*	Astro Malaysia Holdings Bhd.	154,300	4,791
#	Aurelius Technologies Bhd.	137,100	32,676
	Axiata Group Bhd.	631,600	378,747
	Bank Islam Malaysia Bhd.	264,900	139,162
	Batu Kawan Bhd.	20,200	92,640
*	Berjaya Corp. Bhd.	977,502	67,622
*	Berjaya Food Bhd.	152,753	9,116
#*	Berjaya Land Bhd.	228,300	14,698
#*	Bermaz Auto Bhd.	285,000	45,551
#	British American Tobacco Malaysia Bhd.	38,200	41,969
#*	Bumi Armada Bhd.	1,039,100	81,923
#	Bursa Malaysia Bhd.	128,900	252,121
	CAB Cakaran Corp. Bhd.	62,400	12,821
	Cahya Mata Sarawak Bhd.	176,100	66,759
*	Cape Ems Bhd.	85,000	5,778
#	Carlsberg Brewery Malaysia Bhd.	38,900	153,440
	CCK Consolidated Holdings Bhd.	67,900	18,957
	CelcomDigi Bhd.	328,300	282,227
*	Chin Hin Group Bhd.	126,300	69,631
	CIMB Group Holdings Bhd.	1,106,812	1,926,187
	Coastal Contracts Bhd.	48,000	13,505
#	Crescendo Corp. Bhd.	85,000	25,149
	CTOS Digital Bhd.	398,400	88,923

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	D&O Green Technologies Bhd.	236,000	$70,182
#*	Dagang NeXchange Bhd.	563,800	40,944
#	Dayang Enterprise Holdings Bhd.	292,300	104,043
#	Dialog Group Bhd.	308,200	144,189
	DRB-Hicom Bhd.	336,000	101,024
#	Duopharma Biotech Bhd.	97,044	28,948
	Dutch Lady Milk Industries Bhd.	3,400	21,254
	DXN Holdings Bhd.	268,300	33,314
	Eastern & Oriental Bhd.	385,600	73,543
	Eco World Development Group Bhd.	281,700	138,406
#	EG Industries Bhd.	94,200	30,765
*	Ekovest Bhd.	633,500	50,644
#	Farm Fresh Bhd.	220,900	128,188
#	Fraser & Neave Holdings Bhd.	23,300	156,555
#	Frontken Corp. Bhd.	306,200	329,814
	Gamuda Bhd.	181,320	217,767
	Gas Malaysia Bhd.	79,100	85,666
	Genetec Technology Bhd.	97,200	12,022
	Genting Bhd.	324,700	261,841
	Genting Malaysia Bhd.	449,900	250,156
	Genting Plantations Bhd.	112,400	136,175
#*	Greatech Technology Bhd.	171,500	84,446
#	Guan Chong Bhd.	351,233	75,287
	HAP Seng Consolidated Bhd.	96,600	68,520
	Hap Seng Plantations Holdings Bhd.	105,700	57,070
#	Hartalega Holdings Bhd.	444,100	128,020
	Heineken Malaysia Bhd.	30,500	155,139
	Hextar Global Bhd.	391,800	84,632
	Hiap Teck Venture Bhd.	329,500	22,385
	Hibiscus Petroleum Bhd.	198,200	67,672
#	Hong Leong Bank Bhd.	22,300	109,429
	Hong Leong Financial Group Bhd.	22,400	90,346
	Hong Leong Industries Bhd.	19,600	64,295

		Shares	Value»
MALAYSIA — (Continued)
	HSS Engineers Bhd.	73,000	$9,404
	Hup Seng Industries Bhd.	112,000	27,545
	IHH Healthcare Bhd.	114,000	224,455
	IJM Corp. Bhd.	325,400	192,298
#	Inari Amertron Bhd.	90,600	56,472
	Insas Bhd.	57,200	11,544
#	IOI Corp. Bhd.	220,100	211,226
	IOI Properties Group Bhd.	260,800	130,766
#	ITMAX SYSTEM Bhd.	44,700	48,452
	JAKS Resources Bhd.	248,000	6,213
	Jaya Tiasa Holdings Bhd.	304,100	83,484
*	JCY International Bhd.	246,900	24,938
	Keck Seng Malaysia Bhd.	18,200	24,131
	Kelington Group Bhd.	149,000	194,940
	Kenanga Investment Bank Bhd.	217,300	44,040
#	Kerjaya Prospek Group Bhd.	76,800	51,075
	Kim Loong Resources Bhd.	75,700	41,917
*	Kinergy Advancement Bhd.	89,100	8,187
#	Kossan Rubber Industries Bhd.	406,300	115,165
#	KPJ Healthcare Bhd.	297,700	201,518
#	KSL Holdings Bhd.	127,004	90,966
	Kuala Lumpur Kepong Bhd.	67,247	328,896
#	Lagenda Properties Bhd.	120,400	36,206
	LBS Bina Group Bhd.	400,400	40,597
#	Leong Hup International Bhd.	495,600	77,487
#*Ω	Lotte Chemical Titan Holding Bhd.	164,900	21,613
#	LPI Capital Bhd.	87,300	299,644
	Magni-Tech Industries Bhd.	39,000	19,812
#	Magnum Bhd.	228,500	75,858
	Mah Sing Group Bhd.	422,900	104,911
#	Malakoff Corp. Bhd.	458,400	118,134
	Malayan Banking Bhd.	359,400	847,028
	Malayan Cement Bhd.	89,900	147,266
#	Malayan Flour Mills Bhd.	313,600	44,192
	Malaysia Smelting Corp. Bhd.	126,200	41,537
	Malaysian Pacific Industries Bhd.	32,100	229,213

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Malaysian Resources Corp. Bhd.	684,000	$73,370
	Matrix Concepts Holdings Bhd.	377,025	123,283
	Maxis Bhd.	285,800	259,345
#	MBM Resources Bhd.	68,200	85,667
	MBSB Bhd.	833,400	144,156
	Mega First Corp. Bhd.	197,200	174,511
	Mi Technovation Bhd.	31,700	23,844
	MISC Bhd.	130,100	241,950
	MKH Bhd.	32,700	8,335
	MKH Oil Palm East Kalimantan Bhd.	4,671	708
	MNRB Holdings Bhd.	162,400	73,191
#Ω	Mr. DIY Group M Bhd.	553,000	210,966
#	Muhibbah Engineering M Bhd.	204,350	26,316
	Nationgate Holdings Bhd.	145,200	40,739
	Nestle Malaysia Bhd.	8,800	237,412
#	NEXG Bhd.	468,600	42,471
††	Nylex Malaysia Bhd.	1,640	18
#	OCK Group Bhd.	270,500	28,099
	Oriental Holdings Bhd.	69,100	113,021
	OSK Holdings Bhd.	369,900	125,416
	Padini Holdings Bhd.	141,500	63,858
	Panasonic Manufacturing Malaysia Bhd.	5,200	10,335
	Pantech Group Holdings Bhd.	133,700	21,374
	Pecca Group Bhd.	76,200	24,550
#	Perak Transit Bhd.	259,500	21,027
*	Perdana Petroleum Bhd.	279,000	10,669
#	Petron Malaysia Refining & Marketing Bhd.	9,400	8,468
	Petronas Chemicals Group Bhd.	293,600	273,094
#	Petronas Dagangan Bhd.	36,100	195,463
#	Petronas Gas Bhd.	38,400	169,518
	PPB Group Bhd.	95,100	252,834
	Press Metal Aluminium Holdings Bhd.	301,400	455,284
	Public Bank Bhd.	1,106,200	1,113,630
#	QL Resources Bhd.	196,600	194,749
#*	Ranhill Utilities Bhd.	83,268	36,519
	RCE Capital Bhd.	97,200	25,044
	RGB International Bhd.	242,700	13,902
#	RHB Bank Bhd.	277,588	448,768

		Shares	Value»
MALAYSIA — (Continued)
	Sam Engineering & Equipment M Bhd.	20,000	$23,227
	Sarawak Oil Palms Bhd.	132,000	117,536
#	Scientex Bhd.	212,900	172,296
	SD Guthrie Bhd.	262,500	330,891
	Sime Darby Bhd.	735,500	359,557
#	Sime Darby Property Bhd.	535,900	172,327
	SKP Resources Bhd.	331,600	62,096
#*	Solarvest Holdings Bhd.	100,300	72,817
	Southern Cable Group Bhd.	109,500	53,428
	SP Setia Bhd. Group	714,500	147,345
#	Sports Toto Bhd.	195,262	64,777
#	Sunway Bhd.	53,400	68,838
#	Sunway Construction Group Bhd.	55,500	77,852
*	Supermax Corp. Bhd.	395,760	44,775
	Syarikat Takaful Malaysia Keluarga Bhd.	119,100	88,120
	Ta Ann Holdings Bhd.	108,300	108,496
	Taliworks Corp. Bhd.	101,500	12,957
#	Telekom Malaysia Bhd.	94,546	164,770
	Tenaga Nasional Bhd.	146,400	463,832
	Teo Seng Capital Bhd.	144,400	39,258
	TIME dotCom Bhd.	180,200	205,153
*	Top Glove Corp. Bhd.	1,173,200	176,230
#*	Tropicana Corp. Bhd.	394,700	110,129
#	TSH Resources Bhd.	228,800	74,207
#	Uchi Technologies Bhd.	61,700	45,633
#	UEM Sunrise Bhd.	429,200	65,491
	Unisem M Bhd.	88,500	74,451
	United Plantations Bhd.	42,450	251,021
#	UOA Development Bhd.	129,100	56,955
#	Velesto Energy Bhd.	1,591,500	95,108
	ViTrox Corp. Bhd.	43,800	47,064
#	VS Industry Bhd.	864,259	101,878
	Wasco Bhd.	97,700	20,179
#*	WCT Holdings Bhd.	444,100	79,425
#	Wellcall Holdings Bhd.	73,500	22,112
#	Westports Holdings Bhd.	143,468	176,263
	Yinson Holdings Bhd.	341,386	193,166
#	YTL Corp. Bhd.	729,740	452,049
#	YTL Power International Bhd.	245,880	233,713

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Zetrix Ai Bhd.	1,498,840	$301,992

TOTAL MALAYSIA			23,619,317

MEXICO — (2.5%)
#	Alpek SAB de CV	124,134	62,807
	Alsea SAB de CV	137,445	380,335
#	America Movil SAB de CV (2228390D US), ADR	80,990	1,844,142
	America Movil SAB de CV (AMXB MM)	765,152	870,647
	Arca Continental SAB de CV	44,501	430,626
*	Axtel SAB de CV	286,246	44,373
Ω	Banco del Bajio SA	323,044	824,368
#	Becle SAB de CV	67,973	83,491
	Bolsa Mexicana de Valores SAB de CV	124,861	238,048
	Cemex SAB de CV (CEMEXCPO MM)	501,964	509,029
	Cemex SAB de CV (CX US), Sponsored ADR	165,554	1,680,373
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	76,660	658,347
	Consorcio ARA SAB de CV	105,588	20,062
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	270,195	180,048
#	Corp. Inmobiliaria Vesta SAB de CV	168,587	511,791
	Corporativo Fragua SAB de CV	1,253	36,419
	El Puerto de Liverpool SAB de CV, Class C1	27,629	134,617
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	42,531	400,689
	GCC SAB de CV	74,770	717,657
	Genomma Lab Internacional SAB de CV, Class B	255,666	249,632
	Gentera SAB de CV	500,172	1,186,456
	Gruma SAB de CV, Class B	40,207	680,955
	Grupo Aeroportuario del Centro Norte SAB de CV	90,964	1,121,033

		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	1,705	$35,411
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	6,258	1,303,667
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	2,909	879,507
#	Grupo Bimbo SAB de CV	185,553	640,799
	Grupo Carso SAB de CV	35,452	251,829
#	Grupo Comercial Chedraui SA de CV	76,907	558,594
	Grupo Financiero Banorte SAB de CV, Class O	234,762	2,203,883
	Grupo Financiero Inbursa SAB de CV, Class O	169,670	411,058
	Grupo Herdez SAB de CV	49,384	186,069
	Grupo Industrial Saltillo SAB de CV	47,090	35,130
	Grupo Mexico SAB de CV	377,982	3,261,528
*	Grupo Nutrisa SAB de CV	49,384	13,556
#	Grupo Rotoplas SAB de CV	69,803	50,384
#	Grupo Televisa SAB (TLEVICPO MM)	532,333	277,936
	Grupo Televisa SAB (TV US), Sponsored ADR	3,890	10,270
#*Ω	Grupo Traxion SAB de CV	47,650	35,086
*	Industrias Penoles SAB de CV	52,758	2,228,879
	Kimberly-Clark de Mexico SAB de CV, Class A	284,023	550,511
#	La Comer SAB de CV	115,844	250,912
	Megacable Holdings SAB de CV	383,694	1,098,098
*Ω	Nemak SAB de CV	984,552	205,087
*	Ollamani SAB	13,139	43,670
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	165,425	148,699

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Orbia Advance Corp. SAB de CV	213,512	$193,303
#*	Promotora de Hoteles Norte 19 SAB de CV	68,246	24,685
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	45,684	590,178
#	Qualitas Controladora SAB de CV	54,738	496,630
	Regional SAB de CV	110,744	820,454
#*	Sitios Latinoamerica SAB de CV	179,805	45,197
*	Vista Energy SAB de CV (VIST US), ADR	15,104	731,789
	Wal-Mart de Mexico SAB de CV	257,012	850,781

TOTAL MEXICO			31,299,525

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	1,995	14,504
	Credicorp Ltd.	4,100	1,070,100
	Intercorp Financial Services, Inc.	2,254	96,989

TOTAL PERU			1,181,593

PHILIPPINES — (0.6%)
	Aboitiz Equity Ventures, Inc.	228,800	110,727
	Aboitiz Power Corp.	161,100	112,862
	ACEN Corp.	3,196,587	125,823
	Alliance Global Group, Inc.	821,400	101,814
	Apex Mining Co., Inc.	806,000	127,607
	Asia United Bank Corp.	18,940	11,929
*	Atlas Consolidated Mining & Development Corp.	193,200	16,821
	Ayala Corp.	21,540	171,175
	Ayala Land, Inc.	727,000	245,577
*	AyalaLand Logistics Holdings Corp.	199,500	4,510
	Bank of the Philippine Islands	158,871	284,509
	BDO Unibank, Inc.	283,632	643,261
	Bloomberry Resorts Corp.	875,100	47,544
*	Cebu Air, Inc.	91,800	45,698

		Shares	Value»
PHILIPPINES — (Continued)
	Century Pacific Food, Inc.	253,600	$150,913
	China Banking Corp.	213,740	185,633
	Converge Information & Communications Technology Solutions, Inc.	620,300	134,297
	Cosco Capital, Inc.	413,300	48,534
	D&L Industries, Inc.	535,900	41,066
	DigiPlus Interactive Corp.	286,500	101,676
*	DITO CME Holdings Corp.	1,766,000	24,610
	DMCI Holdings, Inc.	1,170,700	224,463
	DoubleDragon Corp.	74,100	12,471
	East West Banking Corp.	63,100	12,307
	Emperador, Inc.	122,400	33,220
	First Philippine Holdings Corp.	7,400	8,991
	Ginebra San Miguel, Inc.	13,660	64,914
*	Global Ferronickel Holdings, Inc.	454,000	9,796
	Globe Telecom, Inc.	5,839	146,402
	GT Capital Holdings, Inc.	27,440	254,523
	International Container Terminal Services, Inc.	79,560	717,582
	JG Summit Holdings, Inc.	515,620	209,710
	Jollibee Foods Corp.	54,940	202,134
	Keepers Holdings, Inc.	1,422,000	56,222
	LT Group, Inc.	440,100	109,382
	Manila Electric Co.	14,220	141,153
	Manila Water Co., Inc.	274,300	161,925
	Megaworld Corp.	2,626,000	88,837
	Metropolitan Bank & Trust Co.	295,680	346,581
Ω	Monde Nissin Corp.	495,900	56,861
	Nickel Asia Corp.	1,696,200	105,731
	Petron Corp.	604,000	24,151
	Philex Mining Corp.	495,900	68,148
	Philippine National Bank	104,500	91,600
	Philippine Seven Corp.	75,800	53,412
#	PLDT, Inc. (PHI US), Sponsored ADR	4,515	87,501
	PLDT, Inc. (TEL PM)	13,585	258,188
	Puregold Price Club, Inc.	355,400	229,772
	Robinsons Land Corp.	338,600	85,737

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Robinsons Retail
	Holdings, Inc.	104,290	$61,662
	San Miguel Corp.	123,440	136,408
	Security Bank Corp.	81,130	95,901
	Semirara Mining & Power Corp.	295,700	166,030
	SM Investments Corp.	5,310	65,708
	SM Prime Holdings, Inc.	505,400	192,372
	STI Education Systems Holdings, Inc.	433,000	10,436
	Synergy Grid & Development Phils, Inc.	228,900	57,850
	Union Bank of the Philippines	113,493	55,569
	Universal Robina Corp.	151,310	187,536
	Vista Land & Lifescapes, Inc.	439,000	7,162
	Wilcon Depot, Inc.	441,700	57,805

TOTAL PHILIPPINES			7,692,739

POLAND — (1.7%)
*	11 bit studios SA	100	4,787
	AB SA	3,601	94,778
*	Action SA	2,226	18,540
	Agora SA	3,744	9,297
	Alior Bank SA	31,502	877,808
*Ω	Allegro.eu SA	48,710	454,846
	Amica SA	943	14,733
	AmRest Holdings SE	19,232	77,046
	Apator SA	2,057	13,091
*	Arctic Paper SA	6,617	15,191
	ASBISc Enterprises PLC	18,216	146,943
	Asseco Poland SA	19,000	1,105,168
	Asseco South Eastern Europe SA	5,464	97,786
	Auto Partner SA	21,165	103,309
	Bank Handlowy w Warszawie SA	7,376	207,913
*	Bank Millennium SA	77,056	322,538
*	Bank Ochrony Srodowiska SA	4,752	15,487
	Bank Polska Kasa Opieki SA	25,744	1,318,138
	Benefit Systems SA	781	662,466
	BNPP Bank Polska SA	2,437	74,657
#	Boryszew SA	16,052	26,063
	Budimex SA	2,362	374,990
#*	CCC SA	10,046	411,177
	CD Projekt SA	1,612	110,756

		Shares	Value»
POLAND — (Continued)
*	Celon Pharma SA	4,770	$27,840
*	CI Games SA	24,604	19,169
*	Cognor Holding SA	48,215	86,201
	Cyber Folks SA	1,639	81,992
*	Cyfrowy Polsat SA	70,997	254,778
#*	Datawalk SA	786	19,397
	Develia SA	131,868	291,522
*Ω	Dino Polska SA	43,380	518,144
	Dom Development SA	2,304	153,497
*	Echo Investment SA	14,488	21,571
	Elektrotim SA	948	12,876
*	Enea SA	131,184	735,889
	Erbud SA	2,441	18,902
#*	Eurocash SA	20,485	44,678
	Ferro SA	2,086	17,730
*	Grupa Azoty SA	15,912	80,636
	Grupa Kety SA	2,577	648,562
	Grupa Pracuj SA	5,395	82,776
*Ω	HUUUGE, Inc.	7,113	46,532
	ING Bank Slaski SA	6,039	515,242
#	Inter Cars SA	2,190	327,252
#*	Jastrzebska Spolka Weglowa SA	17,055	119,489
*	KGHM Polska Miedz SA	15,712	824,144
	KRUK SA	3,974	488,513
	LPP SA	91	441,730
*	Lubelski Wegiel Bogdanka SA	4,943	28,768
*	mBank SA	1,607	427,927
	Mirbud SA	37,238	137,011
	Mo-BRUK SA	750	59,593
*	Mostostal Zabrze SA	3,152	5,712
	Neuca SA	324	65,246
	Newag SA	937	23,053
	Orange Polska SA	115,393	281,225
	ORLEN SA	45,636	1,236,911
	PCC Rokita SA	522	9,651
	Pepco Group NV	39,795	299,738
*	PGE Polska Grupa Energetyczna SA	234,280	710,401
*	PKP Cargo SA	11,150	48,459
	PlayWay SA	453	32,867
*	Polimex-Mostostal SA	22,762	36,564
	Powszechna Kasa Oszczednosci Bank Polski SA	87,474	1,793,502
	Powszechny Zaklad Ubezpieczen SA	50,396	805,790
#	Rainbow Tours SA	3,257	109,589
	Santander Bank Polska SA	3,120	410,893
*	Selvita SA	2,243	22,406
	Stalexport Autostrady SA	47,250	36,820

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Synektik SA	1,977	$140,709
*	Tauron Polska Energia SA	384,430	1,040,704
	TEN Square Games SA	1,121	27,463
#	Text SA	2,642	34,786
	Torpol SA	3,546	51,147
*	Toya SA	15,156	42,848
	Unimot SA	1,602	56,666
#	Votum SA	2,696	34,093
	Voxel SA	1,246	51,333
*	VRG SA	12,611	15,165
	Warsaw Stock Exchange	5,799	95,924
#	Wirtualna Polska Holding SA	3,330	49,993
#Ω	XTB SA	20,618	389,039
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	715	12,095
*	Zespol Elektrowni Patnow Adamow Konin SA	2,547	15,445

TOTAL POLAND			21,076,106

QATAR — (1.0%)
	Aamal Co.	690,990	150,004
	Ahli Bank QSC	7,774	7,711
	Al Khaleej Takaful Group QSC	64,237	41,964
	Al Meera Consumer Goods Co. QSC	34,013	136,623
	Al Rayan Bank	596,289	383,327
	Alijarah Holding Co. QPSC	111,421	21,128
*	Baladna	290,516	121,818
	Barwa Real Estate Co.	550,955	397,882
	Commercial Bank PSQC	550,809	626,844
*	Dlala Brokerage & Investments Holding Co. QSC	31,913	8,829
	Doha Bank QPSC	824,760	569,183
	Doha Insurance Co. QSC	36,664	25,388
	Dukhan Bank	126,402	120,663
*	Estithmar Holding QPSC	79,104	89,087
	Gulf International Services QSC	538,519	456,543
	Gulf Warehousing Co.	117,665	82,687

		Shares	Value»
QATAR — (Continued)
	Industries Qatar QSC	22,033	$76,767
	Lesha Bank LLC	238,245	118,173
	Mannai Corp. QSC	54,198	78,986
*	Mazaya Real Estate Development QPSC	415,893	70,071
	Medicare Group	75,589	134,845
	Meeza QSTP LLC	18,830	17,559
	Mesaieed Petrochemical Holding Co.	535,422	183,615
	Ooredoo QPSC	145,622	541,607
	Qatar Aluminum Manufacturing Co.	907,132	386,637
	Qatar Electricity & Water Co. QSC	43,059	181,931
	Qatar Fuel QSC	74,266	305,926
	Qatar Gas Transport Co. Ltd.	281,338	341,590
	Qatar Industrial Manufacturing Co. QSC	105,402	69,896
	Qatar Insurance Co. SAQ	459,902	258,889
	Qatar International Islamic Bank QSC	129,463	396,313
	Qatar Islamic Bank QPSC	93,935	633,279
	Qatar Islamic Insurance Group	34,156	82,782
	Qatar National Bank QPSC	758,520	3,857,824
	Qatar National Cement Co. QSC	150,829	126,093
	Qatar Navigation QSC	149,005	455,086
	QLM Life & Medical Insurance Co. WLL	21,504	14,968
	Salam International Investment Ltd. QSC	324,796	67,413
	United Development Co. QSC	605,863	156,910
	Vodafone Qatar PQSC	729,068	481,193
*	Widam Food Co.	34,792	18,977
	Zad Holding Co.	27,321	104,917

TOTAL QATAR			12,401,928

RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	146,620	0

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	3,184	$0
*††	Polyus PJSC (PLZL LI), GDR	1,516	0
*††	RusHydro PJSC (RSHYY US), ADR	12,112	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	96,975	0
*††	Severstal PAO (SVJTY US), GDR	4,377	0
*††	VTB Bank PJSC (VTBR LI), GDR	49,902	0

SAUDI ARABIA — (4.2%)
	Abdullah Al Othaim Markets Co.	133,017	270,067
*	ACWA Power Co.	9,530	615,648
	Ades Holding Co.	99,546	449,845
*	Advanced Building Industries Co.	7,044	67,157
*	Advanced Petrochemical Co.	22,914	231,089
	Al Babtain Power & Telecommunication Co.	15,713	262,993
*	Al Gassim Investment Holding Co.	2,723	13,474
	Al Hammadi Holding	27,475	255,956
	Al Hassan Ghazi Ibrahim Shaker Co.	7,342	51,179
	Al Jouf Agricultural Development Co.	5,570	68,293
*	Al Jouf Cement Co.	21,425	39,988
*	Al Khaleej Training & Education Co.	7,907	61,678
	Al Masane Al Kobra Mining Co.	10,854	218,873
	Al Rajhi Bank	166,456	4,704,732
*	Al Rajhi Co. for Co-operative Insurance	3,681	115,721
	Al Taiseer Group TALCO Industrial Co.	3,206	34,799
	Al Yamamah Steel Industries Co.	6,566	64,330
	Alamar Foods	3,694	48,026
	Alandalus Property Co.	12,737	67,917
	Alaseel Co.	67,565	64,274

		Shares	Value»
SAUDI ARABIA — (Continued)
	Al-Dawaa Medical Services Co.	10,299	$179,930
	Aldrees Petroleum & Transport Services Co.	9,738	398,575
	Al-Etihad Cooperative Insurance Co.	8,608	24,816
	Alinma Bank	148,923	1,031,163
	AlJazira Takaful Ta’awuni Co.	10,973	36,183
	AlKhorayef Water & Power Technologies Co	4,304	172,594
*	Allianz Saudi Fransi Cooperative Insurance Co.	7,796	28,397
	Almarai Co. JSC	90,109	1,194,683
	Almawarid Manpower Co.	1,569	56,059
	Almunajem Foods Co.	3,625	55,958
	Alujain Corp.	12,109	103,143
*	Amlak International Finance Co.	17,813	66,030
*	Anaam International Holding Group Co.	3,928	15,722
	Arab National Bank	126,216	816,304
*	Arabia Insurance Cooperative Co.	7,276	20,735
	Arabian Cement Co.	17,652	104,202
Ω	Arabian Centres Co.	47,522	277,685
	Arabian Drilling Co.	11,766	277,851
	Arabian Internet & Communications Services Co.	4,806	322,785
	Arabian Pipes Co.	41,039	62,388
*	Arabian Shield Cooperative Insurance Co.	11,421	39,695
	Arriyadh Development Co.	33,463	262,841
*	ARTEX Industrial Investment Co.	6,507	24,357
*	Ash-Sharqiyah Development Co.	4,692	20,288
	Astra Industrial Group Co.	7,689	305,206
	Ataa Educational Co.	3,582	64,496
*	BAAN Holding Group Co.	48,127	27,669
	Baazeem Trading Co.	11,310	20,869
	Banan Real Estate Co.	10,034	11,950
	Bank AlBilad	134,031	1,059,058
*	Bank Al-Jazira	108,372	364,461

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Banque Saudi Fransi	169,989	$808,985
	Basic Chemical Industries Ltd.	6,002	44,869
	Bawan Co.	7,075	106,660
	BinDawood Holding Co.	87,147	133,627
	Bupa Arabia for Cooperative Insurance Co.	7,704	337,295
	Catrion Catering Holding Co.	12,476	321,675
*	Chubb Arabia Cooperative Insurance Co.	4,750	40,766
	City Cement Co.	28,229	109,687
	Co. for Cooperative Insurance	13,889	504,934
	Dallah Healthcare Co.	4,859	199,542
*	Dar Al Arkan Real Estate Development Co.	91,241	420,203
	Dr. Sulaiman Al Habib Medical Services Group Co.	12,721	924,255
	East Pipes Integrated Co. for Industry	4,865	188,605
	Eastern Province Cement Co.	17,360	119,802
	Electrical Industries Co.	163,048	502,182
	Elm Co.	3,197	808,771
*	Emaar Economic City	64,049	217,476
	Etihad Atheeb Telecommunication Co.	5,014	143,765
	Etihad Etisalat Co.	90,666	1,635,747
*	Fawaz Abdulaziz Al Hokair & Co.	13,049	84,186
	First Milling Co.	7,320	104,803
*	Fitaihi Holding Group	33,088	28,664
	Gulf Insurance Group	8,184	55,170
*	Gulf Union Cooperative Insurance Co.	5,589	17,899
*	Halwani Brothers Co.	3,722	38,496
*	Herfy Food Services Co.	10,046	55,999
	Jamjoom Pharmaceuticals Factory Co.	3,273	135,994
	Jarir Marketing Co.	115,275	436,590
*	L’Azurde Co. for Jewelry	14,411	47,876

		Shares	Value»
SAUDI ARABIA — (Continued)
	Leejam Sports Co. JSC	7,632	$260,616
*	Liva Insurance Co.	5,930	20,982
*	Lumi Rental Co.	8,586	143,216
	Maharah Human Resources Co.	60,735	89,595
*	Malath Cooperative Insurance Co.	6,275	20,780
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	17,635	72,091
*	Methanol Chemicals Co.	8,306	22,235
	Middle East Healthcare Co.	13,877	189,273
*	Middle East Paper Co.	13,477	97,014
	Middle East Pharmaceutical Co.	2,016	73,803
	Middle East Specialized Cables Co.	6,580	51,429
	Mobile Telecommunications Co. Saudi Arabia	223,892	685,192
	Mouwasat Medical Services Co.	14,247	292,018
	Nahdi Medical Co.	7,720	238,987
*	Najran Cement Co.	31,014	62,344
*	Nama Chemicals Co.	1,662	11,558
*	National Agriculture Development Co.	42,965	238,917
	National Co. for Glass Industries	2,778	30,220
	National Co. for Learning & Education	2,618	120,914
	National Gas & Industrialization Co.	2,960	70,204
*	National Gypsum	2,758	14,218
*	National Industrialization Co.	149,710	461,844
	National Medical Care Co.	3,315	156,636
*	National Metal Manufacturing & Casting Co.	2,893	12,826
	Nayifat Finance Co.	17,779	62,975
	Northern Region Cement Co.	31,471	67,346
*	Perfect Presentation For Commercial Services Co.	13,729	37,358

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Power & Water Utility Co. for Jubail & Yanbu	15,091	$169,868
	Qassim Cement Co.	19,051	214,120
*	Rabigh Refining & Petrochemical Co.	103,464	247,718
*	Red Sea International Co.	2,768	29,940
	Retal Urban Development Co.	51,879	163,176
	Riyad Bank	210,539	1,528,791
	Riyadh Cables Group Co.	7,575	285,787
	Riyadh Cement Co.	21,193	148,635
	SABIC Agri-Nutrients Co.	28,214	921,187
	Sahara International Petrochemical Co.	60,359	304,204
	SAL Saudi Logistics Services	7,061	331,579
*	Saudi Arabian Amiantit Co.	7,245	39,108
*	Saudi Arabian Mining Co.	70,666	1,214,872
Ω	Saudi Arabian Oil Co.	588,730	4,067,825
	Saudi Aramco Base Oil Co.	11,577	297,499
	Saudi Automotive Services Co.	9,731	186,060
	Saudi Awwal Bank	107,649	928,846
	Saudi Basic Industries Corp.	61,752	1,005,112
	Saudi Cement Co.	34,763	354,765
	Saudi Ceramic Co.	13,091	106,771
	Saudi Chemical Co. Holding	147,574	290,286
*	Saudi Co. For Hardware CJSC	1,325	11,742
*	Saudi Darb Investment Co.	28,164	21,406
	Saudi Electricity Co.	84,791	361,971
	Saudi Industrial Investment Group	59,609	258,145
	Saudi Investment Bank	102,509	375,730
*	Saudi Kayan Petrochemical Co.	268,036	421,506
*	Saudi Marketing Co.	10,376	45,872
	Saudi National Bank	243,529	2,591,284
	Saudi Paper Manufacturing Co.	4,258	60,979
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	15,936	128,721

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Printing & Packaging Co.	7,310	$20,834
*	Saudi Public Transport Co.	31,322	105,913
*	Saudi Real Estate Co.	40,903	157,532
*	Saudi Reinsurance Co.	30,236	250,529
*	Saudi Research & Media Group	2,204	101,039
	Saudi Steel Pipe Co.	7,705	106,939
	Saudi Tadawul Group Holding Co.	1,973	104,770
	Saudi Telecom Co.	298,398	3,594,689
	Saudia Dairy & Foodstuff Co.	4,787	366,861
*	Savola Group	51,337	336,894
	Scientific & Medical Equipment House Co.	4,617	48,435
*	Seera Group Holding	50,750	419,974
*	Shams	6,957	29,864
*	SHL Finance Co.	14,455	83,862
*	Sinad Holding Co.	20,091	56,094
	Southern Province Cement Co.	25,125	167,574
	Sustained Infrastructure Holding Co.	16,431	160,132
	Tabuk Cement Co.	12,595	34,286
*	Takween Advanced Industries Co.	5,208	10,033
	Tanmiah Food Co.	3,778	79,188
	Theeb Rent A Car Co.	7,330	128,128
*	Umm Al-Qura Cement Co.	7,087	26,038
	United Electronics Co.	12,421	293,788
	United International Transportation Co.	18,298	361,117
	United Wire Factories Co.	4,440	29,553
*	Wafrah for Industry & Development	1,162	8,264
*	Walaa Cooperative Insurance Co.	20,570	64,123
*	Wataniya Insurance Co.	7,764	30,363
	Yamama Cement Co.	34,554	253,130
	Yanbu Cement Co.	28,852	124,574
	Yanbu National Petrochemical Co.	36,369	334,414
	Zahrat Al Waha For Trading Co.	3,563	24,609

TOTAL SAUDI ARABIA			52,358,294

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (4.2%)
	Absa Group Ltd.	139,036	$1,553,572
	Adcock Ingram Holdings Ltd.	16,005	69,109
	Advtech Ltd.	146,896	299,500
	AECI Ltd.	42,417	218,723
	African Rainbow Minerals Ltd.	32,579	323,542
	Afrimat Ltd.	43,235	113,379
	Alexander Forbes Group Holdings Ltd.	90,998	43,118
	Altron Ltd., Class A	93,638	99,302
	Anglogold Ashanti PLC (AU US)	32,589	2,216,052
	Aspen Pharmacare Holdings Ltd.	53,086	300,682
	Astral Foods Ltd.	16,539	213,464
	AVI Ltd.	101,251	563,038
	Barloworld Ltd.	95,819	660,538
	Bid Corp. Ltd.	41,321	1,022,868
	Bidvest Group Ltd.	53,119	690,990
*	Blu Label Unlimited Group Ltd.	185,301	132,244
*	Brait PLC	650,751	80,157
	Capitec Bank Holdings Ltd.	4,313	954,240
	Cashbuild Ltd.	6,469	51,470
	Caxton & CTP Publishers & Printers Ltd.	20,139	15,405
	City Lodge Hotels Ltd.	120,852	28,577
	Clicks Group Ltd.	42,912	904,799
	Coronation Fund Managers Ltd.	62,230	176,657
	Curro Holdings Ltd.	171,010	130,491
	DataTec Ltd.	114,371	474,353
Ω	Dis-Chem Pharmacies Ltd.	127,662	249,716
	Discovery Ltd.	61,624	774,230
	DRDGOLD Ltd. (DRD SJ)	50,000	126,277
	DRDGOLD Ltd. (DRD US), Sponsored ADR	11,571	291,936
	Exxaro Resources Ltd.	80,508	819,936
	Famous Brands Ltd.	25,850	80,883
	FirstRand Ltd.	380,144	1,804,124
	Foschini Group Ltd.	150,435	798,546
#	Gold Fields Ltd. (GFI US), Sponsored ADR	77,211	2,965,675
	Grindrod Ltd.	268,633	262,528
	Harmony Gold Mining Co. Ltd. (HAR SJ)	48,266	803,077

		Shares	Value»
SOUTH AFRICA — (Continued)
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	55,957	$923,850
	Hudaco Industries Ltd.	9,043	92,533
	Impala Platinum Holdings Ltd.	113,155	1,212,683
	Investec Ltd.	37,143	279,633
	Invicta Holdings Ltd.	5,930	13,096
*	iOCO Ltd.	151,111	36,595
	Italtile Ltd.	143,782	76,460
	JSE Ltd.	23,014	187,008
*	KAP Ltd.	634,873	60,263
	Kumba Iron Ore Ltd.	15,169	302,106
	Lewis Group Ltd.	13,284	64,058
	Life Healthcare Group Holdings Ltd.	399,374	273,390
	Merafe Resources Ltd.	305,519	19,383
*	Metair Investments Ltd.	44,283	16,897
	Momentum Group Ltd.	430,252	828,360
	Motus Holdings Ltd.	69,864	420,976
	Mpact Ltd.	18,342	24,759
	Mr. Price Group Ltd.	62,268	743,968
	MTN Group Ltd.	333,538	3,332,215
*	Nampak Ltd.	2,808	77,922
	Naspers Ltd., Class N	18,245	1,281,456
	Nedbank Group Ltd.	96,742	1,318,863
	NEPI Rockcastle NV	80,250	650,807
	Netcare Ltd.	531,631	448,343
	Ninety One Ltd.	68,065	202,524
	Northam Platinum Holdings Ltd.	37,284	622,668
*	Nutun Ltd.	238,170	13,199
	Oceana Group Ltd.	27,958	78,920
	Old Mutual Ltd. (OMU SJ)	1,555,617	1,216,421
	Omnia Holdings Ltd.	65,802	289,323
	OUTsurance Group Ltd.	160,319	674,669
Ω	Pepkor Holdings Ltd.	592,903	904,011
*	Pick n Pay Stores Ltd.	186,576	304,567
	PPC Ltd.	545,075	172,909
	Premier Group Ltd.	16,424	153,056
	PSG Financial Services Ltd.	242,553	344,748
	Raubex Group Ltd.	63,904	152,731
	Reunert Ltd.	46,960	151,351
	RFG Holdings Ltd.	21,913	27,234
	Sanlam Ltd.	252,474	1,324,880
	Santam Ltd.	11,778	280,950
	Sappi Ltd.	199,678	261,629
*	Sasol Ltd. (SOL SJ)	131,159	820,606
	Shoprite Holdings Ltd.	63,963	1,069,887
*	Sibanye Stillwater Ltd. (SBSW US), ADR	97,440	1,028,966

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Sibanye Stillwater Ltd. (SSW SJ)	136,850	$363,159
	Southern Sun Ltd.	263,769	140,044
*	SPAR Group Ltd.	58,222	366,187
	Spur Corp. Ltd.	10,228	21,287
	Stadio Holdings Ltd.	45,933	29,442
	Standard Bank Group Ltd.	223,575	3,287,634
	Sun International Ltd.	74,980	167,793
	Super Group Ltd.	158,908	147,179
	Telkom SA SOC Ltd.	129,352	361,817
	Thungela Resources Ltd. (TGA SJ)	43,521	192,309
	Tiger Brands Ltd.	42,234	799,205
	Truworths International Ltd.	65,361	195,740
	Tsogo Sun Ltd.	210,893	86,093
	Valterra Platinum Ltd.	18,807	1,163,198
	Vodacom Group Ltd.	92,807	751,296
	We Buy Cars Holdings Ltd.	50,218	133,171
	Wilson Bayly Holmes-Ovcon Ltd.	18,535	161,835
	Woolworths Holdings Ltd.	177,223	535,100
	Zeda Ltd.	75,515	53,537

TOTAL SOUTH AFRICA			52,050,097

SOUTH KOREA — (17.2%)
*	3S Korea Co. Ltd.	10,371	12,862
*	ABLBio, Inc.	917	64,040
	ABOV Semiconductor Co. Ltd.	2,124	18,665
*	ADTechnology Co. Ltd.	1,694	31,181
	Advanced Nano Products Co. Ltd.	1,292	59,556
	Advanced Process Systems Corp.	4,914	68,404
	Aekyung Chemical Co. Ltd.	6,863	52,585
#	Aekyung Industrial Co. Ltd.	5,255	51,601
*	Agabang & Co.	5,822	18,624
	Ahnlab, Inc.	789	33,610
*	Air Busan Co. Ltd.	29,060	37,311
	Ajin Industrial Co. Ltd.	17,463	40,278
*	Alteogen, Inc.	2,134	729,710
*	ALUKO Co. Ltd.	23,633	34,021
*	Amicogen, Inc.	6,097	12,992
	Amorepacific Corp.	2,994	253,584
	Amorepacific Holdings Corp.	8,581	152,722
*	Ananti, Inc.	15,665	84,516

		Shares	Value»
SOUTH KOREA — (Continued)
*	Anapass, Inc.	3,919	$48,464
	ANIPLUS, Inc.	7,169	18,801
*	Anterogen Co. Ltd.	1,345	21,271
	Aplus Asset Advisor Co. Ltd.	6,429	28,088
*	Aprogen, Inc.	33,975	13,813
	Asia Cement Co. Ltd.	7,032	60,172
	ASIA Holdings Co. Ltd.	353	88,173
*	Asia Pacific Satellite, Inc.	1,665	14,523
	Asia Paper Manufacturing Co. Ltd.	6,076	31,444
	ATON, Inc.	5,773	27,076
	Avaco Co. Ltd.	1,995	21,903
	Baiksan Co. Ltd.	4,498	42,525
*	Beno Tnr, Inc.	5,830	8,149
	BGF Co. Ltd.	11,107	29,637
	BGF retail Co. Ltd.	2,445	177,653
	BH Co. Ltd.	8,870	113,955
*	BHI Co. Ltd.	3,743	132,570
	Binggrae Co. Ltd.	1,954	99,018
	Bio Plus Co. Ltd.	6,144	26,895
*	Biodyne Co. Ltd.	1,759	17,070
*	Bioneer Corp.	4,057	44,076
	BioNote, Inc.	19,686	76,043
*	BNC Korea Co. Ltd.	7,622	27,087
	BNK Financial Group, Inc.	40,729	394,287
	Boditech Med, Inc.	3,922	37,320
	Boryung	10,368	64,201
*	Bukwang Pharmaceutical Co. Ltd.	11,123	28,803
	BYC Co. Ltd.	610	16,063
	Byucksan Corp.	14,139	17,306
	C&C International Co. Ltd.	1,132	29,791
*	Cafe24 Corp.	3,683	92,422
#	Cape Industries Ltd.	6,603	65,219
	Caregen Co. Ltd.	3,161	143,711
*	Celltrion Pharm, Inc.	1,903	85,028
	Celltrion, Inc.	3,593	442,247
*	Chabiotech Co. Ltd.	5,339	46,026
	Cheil Electric Co. Ltd.	3,144	24,475
	Cheil Worldwide, Inc	19,519	278,550
	Chemtronics Co. Ltd.	3,525	86,054
	Cheryong Electric Co. Ltd.	3,474	94,394
	Chips&Media, Inc.	825	9,404
*	Choil Aluminum Co. Ltd.	17,841	16,709

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Chong Kun Dang Pharmaceutical Corp.	2,169	$125,910
	Chongkundang Holdings Corp.	712	22,580
*	Chorokbaem Media Co. Ltd.	3,355	12,739
*	Chunbo Co. Ltd.	899	45,381
*	CJ CGV Co. Ltd.	31,611	110,724
	CJ CheilJedang Corp.	2,355	378,735
	CJ Corp.	3,838	459,135
*	CJ ENM Co. Ltd.	4,962	243,970
	CJ Freshway Corp.	3,540	62,056
	CJ Logistics Corp.	3,464	200,008
	Classys, Inc.	3,918	135,263
	CLIO Cosmetics Co. Ltd.	2,840	28,450
*	CMG Pharmaceutical Co. Ltd.	16,036	20,291
*	CoAsia Corp.	3,630	17,809
*	Com2uS Holdings Corp.	2,279	32,109
	Com2uSCorp.	2,616	62,503
	Coocon Corp.	2,027	49,944
	Cosmax, Inc.	2,039	291,983
	Cosmecca Korea Co. Ltd.	1,591	73,694
#*	CosmoAM&T Co. Ltd.	1,916	74,382
*	Cosmochemical Co. Ltd.	4,021	54,333
	Coway Co. Ltd.	13,853	866,225
	Cowintech Co. Ltd.	3,449	41,490
	CR Holdings Co. Ltd.	1,168	3,946
*	Creative & Innovative System	16,277	86,270
	Creverse, Inc.	1,777	15,990
	CS Wind Corp.	7,470	228,124
*	CTC BIO, Inc.	2,105	7,599
*	Cube Entertainment, Inc.	54	552
	Cuckoo Holdings Co. Ltd.	3,529	71,110
	Cuckoo Homesys Co. Ltd.	3,172	51,170
*	Curexo, Inc.	3,438	25,366
	D.I Corp.	1,927	32,873
*††	DA Technology Co. Ltd.	31,140	831
	Dae Won Kang Up Co. Ltd.	14,791	43,559
*	Daea TI Co. Ltd.	15,604	44,295
	Daebongls Co. Ltd.	1,098	9,372
*	Daechang Co. Ltd.	20,462	18,824
	Daedong Corp.	6,323	43,175

		Shares	Value»
SOUTH KOREA — (Continued)
	Daeduck Co. Ltd.	7,633	$48,804
#	Daeduck Electronics Co. Ltd.	12,129	321,398
	Daehan Flour Mill Co. Ltd.	235	22,838
	Daehan Steel Co. Ltd.	4,106	42,478
*	Dae-Il Corp.	5,167	17,873
	Daejoo Electronic Materials Co. Ltd.	1,483	78,427
	Daesang Corp.	9,883	144,392
	Daesang Holdings Co. Ltd.	5,289	34,276
*	Daewon Cable Co. Ltd.	12,805	32,678
	Daewon Pharmaceutical Co. Ltd.	2,654	24,231
*	Daewoo Engineering & Construction Co. Ltd.	64,326	168,728
	Daewoong Co. Ltd.	5,879	89,204
	Daewoong Pharmaceutical Co. Ltd.	1,525	149,273
	Daihan Pharmaceutical Co. Ltd.	2,053	41,842
#	Daishin Securities Co. Ltd.	8,752	178,392
#*	Danal Co. Ltd.	14,238	80,351
	Daol Investment & Securities Co. Ltd.	13,713	34,796
	Daou Data Corp.	6,482	79,787
	Daou Technology, Inc.	9,379	256,240
*	Dasan Networks, Inc.	13,488	30,912
*	Dawonsys Co. Ltd.	6,898	18,303
	DB HiTek Co. Ltd.	13,314	546,948
	DB Insurance Co. Ltd.	10,966	974,699
	DB Securities Co. Ltd.	8,025	56,887
*	DB, Inc.	50,677	51,717
	Dear U Co. Ltd.	1,125	30,168
	Dentium Co. Ltd.	2,175	86,836
	Deutsch Motors, Inc.	5,727	17,936
*	Devsisters Co. Ltd.	1,977	58,627
	DI Dong Il Corp.	1,983	25,137
	Digital Daesung Co. Ltd.	3,688	17,789
*	DIO Corp.	1,795	21,149
	DIT Corp.	2,543	27,136
*	DK Tech Co. Ltd.	4,494	23,932
*††	DKME	61,842	16,277
	DL E&C Co. Ltd.	10,528	314,933
	DL Holdings Co. Ltd.	4,196	114,437
††	DMS Co. Ltd.	7,061	11,765
	DN Automotive Corp.	10,243	167,080

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dohwa Engineering Co. Ltd.	5,619	$24,035
	Dong-A Socio Holdings Co. Ltd.	1,397	106,341
	Dong-A ST Co. Ltd.	1,833	62,844
	Dong-Ah Geological Engineering Co. Ltd.	3,254	32,863
	Dongbang Transport Logistics Co. Ltd.	14,000	27,282
	Dongjin Semichem Co. Ltd.	10,524	314,489
	Dongkoo Bio & Pharma Co. Ltd.	6,563	24,716
	DongKook Pharmaceutical Co. Ltd.	5,657	70,123
	Dongkuk Holdings Co. Ltd.	5,615	28,778
	Dongkuk Industries Co. Ltd.	13,571	28,419
	Dongkuk Steel Mill Co. Ltd.	10,098	60,237
	Dongsuh Cos., Inc.	2,720	51,482
	Dongsung Chemical Co. Ltd.	11,113	31,188
	Dongsung Finetec Co. Ltd.	4,670	104,069
*	Dongwha Enterprise Co. Ltd.	3,761	26,152
	Dongwha Pharm Co. Ltd.	5,228	22,955
	Dongwon Development Co. Ltd.	10,063	18,284
	Dongwon Industries Co. Ltd.	1,976	67,093
	Dongwon Systems Corp.	1,774	34,804
	Dongwoon Anatech Co. Ltd.	4,923	57,957
	Dongyang E&P, Inc.	2,102	31,554
	Doosan Bobcat, Inc.	13,932	588,113
	Doosan Co. Ltd.	692	457,249
*	Doosan Enerbility Co. Ltd.	4,415	273,249
*	Doosan Fuel Cell Co. Ltd.	3,468	103,563
	Doosan Tesna, Inc.	3,689	129,316
	DoubleUGames Co. Ltd.	4,594	161,645
#	Douzone Bizon Co. Ltd.	4,200	262,354

		Shares	Value»
SOUTH KOREA — (Continued)
*	Dream Security Co. Ltd.	11,556	$27,005
	Dreamtech Co. Ltd.	12,452	55,788
*	DRTECH Corp.	14,013	19,464
*	DS Dansuk Co. Ltd.	1,698	24,029
	DSC Investment, Inc.	3,625	18,724
*	Duchembio Co. Ltd.	2,720	17,465
*	Duk San Neolux Co. Ltd.	3,575	105,342
*	Duksan Hi-Metal Co. Ltd.	3,621	16,765
*	Duksan Techopia Co. Ltd.	683	9,939
	DY POWER Corp.	2,826	25,360
	E1 Corp.	515	27,011
	Easy Bio, Inc.	4,384	18,065
	Easy Holdings Co. Ltd.	8,326	22,059
	Echo Marketing, Inc.	4,830	39,213
#*	Ecopro BM Co. Ltd.	1,539	172,202
	Ecopro Co. Ltd.	3,566	219,601
*	Edge Foundry Co. Ltd.	8,717	11,213
	E-MART, Inc.	4,062	205,755
*	EMKOREA Co. Ltd.	8,442	12,971
*	EMRO, Inc.	997	31,086
*	EM-Tech Co. Ltd.	1,387	9,067
*	Enchem Co. Ltd.	1,070	64,259
	ENF Technology Co. Ltd.	3,902	135,306
	Eo Technics Co. Ltd.	355	58,386
*	Eubiologics Co. Ltd.	7,458	64,567
	Eugene Corp.	11,560	27,123
	Eugene Investment & Securities Co. Ltd.	21,369	55,819
	Eugene Technology Co. Ltd.	3,923	260,096
	Eusu Holdings Co. Ltd.	1,834	7,254
*	EV Advanced Material Co. Ltd.	12,617	15,462
*	Exem Co. Ltd.	12,943	19,641
	Exicon Co. Ltd.	1,062	11,893
	F&F Co. Ltd.	4,190	180,136
	F&F Holdings Co. Ltd.	2,675	33,072
	FarmStory Co. Ltd.	13,144	11,047
*	Fine M-Tec Co. Ltd.	3,368	20,559
*	Fine Semitech Corp.	1,165	29,843
*††	Flask Co. Ltd.	5,463	3,405
*	Foosung Co. Ltd.	5,553	34,575
	Fursys, Inc.	253	8,076
	Gabia, Inc.	1,031	19,582
*	GAEASOFT	3,587	17,611
	Galaxia Moneytree Co. Ltd.	1,494	9,912

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	GAMSUNG Corp. Co. Ltd.	14,708	$52,290
*	Gaon Cable Co. Ltd.	999	58,580
*	Gaonchips Co. Ltd.	748	27,759
*	GC Cell Corp.	3,957	63,647
*	Genexine, Inc.	12,910	46,917
*	Genic Co. Ltd.	1,135	17,089
*	Genomictree, Inc.	2,245	33,103
	Geumhwa PSC Co. Ltd.	1,478	32,960
	Global Standard Technology Co. Ltd.	3,618	65,158
*	Global Tax Free Co. Ltd.	4,758	18,797
*	GnBS eco Co. Ltd.	8,882	18,049
	GnCenergy Co. Ltd.	2,332	66,241
	GOLFZON Co. Ltd.	1,890	78,695
	Golfzon Holdings Co. Ltd.	6,991	25,993
	Gradiant Corp.	2,575	23,039
	Grand Korea Leisure Co. Ltd.	7,557	82,089
	Green Chemical Co. Ltd.	4,026	19,003
	Green Cross Corp.	1,087	98,780
	Green Cross Holdings Corp.	7,420	81,998
*††	Green Pine Tree Co. Ltd.	1,215	959
	GS Engineering & Construction Corp.	23,425	306,790
	GS Global Corp.	21,081	36,284
	GS Holdings Corp. (078930 KS)	16,791	564,371
*	GS P&L Co. Ltd.	2,026	54,455
	GS Retail Co. Ltd.	13,671	169,913
	Gwangju Shinsegae Co. Ltd.	821	17,367
	HAESUNG DS Co. Ltd.	4,351	156,841
	Haesung Industrial Co. Ltd.	4,764	24,556
	Han Kuk Carbon Co. Ltd.	4,694	120,524
	Hana Financial Group, Inc.	48,681	2,916,409
	Hana Materials, Inc.	1,567	45,009
	Hana Micron, Inc.	14,108	289,254
*	Hana Technology Co. Ltd.	567	11,994
#	Hana Tour Service, Inc.	2,979	99,552
*	Hanall Biopharma Co. Ltd.	1,468	42,568

		Shares	Value»
SOUTH KOREA — (Continued)
	Hancom, Inc.	3,601	$62,571
	Handok, Inc.	4,699	37,575
	Handsome Co. Ltd.	2,509	25,822
	Hanil Cement Co. Ltd.	8,396	103,971
	Hanil Feed Co. Ltd.	4,094	9,212
	Hanil Holdings Co. Ltd.	4,735	53,770
	Hanjin Kal Corp.	582	42,716
	Hanjin Logistics Corp.	3,082	43,234
*	HanJung Natural Connectivity System Co. Ltd.	889	28,648
	Hankook Cosmetics Manufacturing Co. Ltd.	440	16,634
	Hankook Shell Oil Co. Ltd.	133	41,121
	Hankook Tire & Technology Co. Ltd.	21,538	699,285
	Hanmi Pharm Co. Ltd.	1,345	400,127
	Hanmi Science Co. Ltd.	2,271	62,686
	Hanmi Semiconductor Co. Ltd.	9,019	901,922
	HanmiGlobal Co. Ltd.	4,359	62,241
	Hannong Chemicals, Inc.	3,518	38,850
*	Hanon Systems	61,061	186,557
	Hansae Co. Ltd.	5,528	40,946
	Hansol Chemical Co. Ltd.	2,328	378,313
	Hansol Paper Co. Ltd.	6,186	35,277
	Hansol Technics Co. Ltd.	11,028	50,307
	Hanssem Co. Ltd.	2,451	79,886
	Hanwha Aerospace Co. Ltd.	2,300	1,577,627
	Hanwha Corp.	6,950	464,845
*	Hanwha Engine	7,449	258,085
*	Hanwha Galleria Corp.	32,339	24,287
*	Hanwha General Insurance Co. Ltd.	24,198	91,887
*	Hanwha Investment & Securities Co. Ltd.	32,863	122,973
*	Hanwha Life Insurance Co. Ltd.	46,782	99,335
*	Hanwha Ocean Co. Ltd.	1,599	154,129
#	Hanwha Solutions Corp.	18,425	393,953
	Hanwha Systems Co. Ltd.	4,194	176,072
*	Hanwha Vision Co. Ltd.	5,565	195,824

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanyang Eng Co. Ltd.	4,208	$59,459
	Hanyang Securities Co. Ltd.	4,035	53,747
*	Harim Co. Ltd.	21,063	42,561
	Harim Holdings Co. Ltd.	18,520	95,987
	HB SOLUTION Co. Ltd.	15,336	27,345
	HB Technology Co. Ltd.	17,460	24,275
	HC BoKwang Industry Co. Ltd.	6,273	12,422
	HC HomeCenter Co. Ltd.	39,155	19,229
	HD Hyundai Co. Ltd.	7,303	1,048,952
	HD Hyundai Construction Equipment Co. Ltd.	5,265	368,802
	HD Hyundai Electric Co. Ltd.	3,100	1,883,393
*	HD Hyundai Energy Solutions Co. Ltd.	805	31,981
	HD Hyundai Heavy Industries Co. Ltd.	1,503	632,944
	HD Hyundai Infracore Co. Ltd.	21,061	224,697
	HD Hyundai Mipo	963	163,125
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,076	1,022,403
	HDC Holdings Co. Ltd.	12,724	164,200
	HDC Hyundai Development Co-Engineering & Construction	13,099	176,938
*	HD-Hyundai Marine Engine	2,867	199,530
	Hecto Financial Co. Ltd.	252	2,874
	Hecto Innovation Co. Ltd.	2,910	33,009
*	Helixmith Co. Ltd.	7,814	29,032
*	Heung-A Shipping Co. Ltd.	18,027	22,012
*	HFR, Inc.	1,583	19,059
	High Tech Pharm Co. Ltd.	2,595	22,869
	Hite Jinro Co. Ltd.	12,717	167,917
*	HJ Shipbuilding & Construction Co. Ltd.	4,472	88,337

		Shares	Value»
SOUTH KOREA — (Continued)
	HK inno N Corp.	5,284	$183,007
	HL Holdings Corp.	1,610	45,717
	HL Mando Co. Ltd.	11,013	296,935
*	HLB Biostep Co. Ltd.	11,072	9,550
*	HLB Global Co. Ltd.	7,126	10,366
*	Hlb Pharma Ceutical Co. Ltd.	3,234	34,825
*	HLB, Inc.	4,215	143,461
	HMM Co. Ltd.	30,977	446,030
*	Hotel Shilla Co. Ltd.	4,928	168,043
#	HPSP Co. Ltd.	10,834	261,270
	HS Hyosung Advanced Materials Corp.	927	120,280
*	HS Hyosung Corp.	484	19,725
	HS Industries Co. Ltd.	19,938	55,749
*	Hugel, Inc.	997	182,936
*	Humasis Co. Ltd.	23,782	20,395
	Humedix Co. Ltd.	1,809	63,666
	Huons Co. Ltd.	3,964	81,247
	Huons Global Co. Ltd.	1,702	65,056
	Husteel Co. Ltd.	11,607	33,331
	Huvitz Co. Ltd.	1,378	7,970
	Hwa Shin Co. Ltd.	7,945	48,974
	Hwaseung Enterprise Co. Ltd.	7,025	25,091
	HYBE Co. Ltd.	497	118,722
	Hy-Lok Corp.	2,373	61,860
	Hyosung Corp.	2,175	192,948
	Hyosung Heavy Industries Corp.	625	932,275
	Hyosung TNC Corp.	1,221	177,995
	Hyundai Autoever Corp.	1,212	172,502
	Hyundai Bioland Co. Ltd.	9,432	29,308
	Hyundai BNG Steel Co. Ltd.	2,374	18,667
	HYUNDAI Corp.	3,184	47,372
	Hyundai Corp. Holdings, Inc.	1,349	11,119
	Hyundai Department Store Co. Ltd.	5,464	309,544
	Hyundai Elevator Co. Ltd.	3,204	169,824
	Hyundai Engineering & Construction Co. Ltd.	13,384	657,591
	HYUNDAI EVERDIGM Corp.	3,482	18,908
	Hyundai Ezwel Co. Ltd.	6,979	25,801
	Hyundai Futurenet Co. Ltd.	11,431	25,487
	Hyundai GF Holdings	9,217	50,340

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Glovis Co. Ltd.	9,406	$1,243,136
	Hyundai Green Food	10,848	114,568
	Hyundai Home Shopping Network Corp.	1,431	52,803
	Hyundai Hyms Co. Ltd.	1,803	28,669
	Hyundai Livart Furniture Co. Ltd.	1,211	5,613
*	Hyundai Marine & Fire Insurance Co. Ltd.	23,353	446,840
	Hyundai Mobis Co. Ltd.	4,235	936,517
	Hyundai Motor Co.	17,293	3,506,836
	Hyundai Motor Securities Co. Ltd.	7,975	48,773
	Hyundai Movex Co. Ltd.	9,382	66,410
	Hyundai Rotem Co. Ltd.	10,157	1,640,980
	Hyundai Steel Co.	14,211	328,317
	Hyundai Wia Corp.	7,441	305,393
	HyVision System, Inc.	2,865	32,483
	i3system, Inc.	1,018	55,274
	iFamilySC Co. Ltd.	2,944	36,658
*	Il Dong Pharmaceutical Co. Ltd.	2,726	44,919
	Iljin Diamond Co. Ltd.	1,775	17,400
	Iljin Electric Co. Ltd.	4,785	192,348
*	Iljin Hysolus Co. Ltd.	2,250	30,179
	Iljin Power Co. Ltd.	2,512	19,486
	Ilshin Spinning Co. Ltd.	4,566	38,536
	Ilyang Pharmaceutical Co. Ltd.	4,169	38,186
	iM Financial Group Co. Ltd.	51,113	474,235
	iMarketKorea, Inc.	6,912	38,029
	InBody Co. Ltd.	2,313	46,551
	Incar Financial Service Co. Ltd.	8,301	69,691
	Industrial Bank of Korea	47,470	643,312
	Inhwa Precision Co. Ltd.	1,117	46,932
	Innocean Worldwide, Inc.	8,489	102,109
	InnoWireless Co. Ltd.	1,400	22,955
	Innox Advanced Materials Co. Ltd.	4,959	85,511
*	Insun ENT Co. Ltd.	4,769	14,055
*	Insung Information Co. Ltd.	11,363	14,561

		Shares	Value»
SOUTH KOREA — (Continued)
	Intellian Technologies, Inc.	1,148	$36,344
	Intelligent Digital Integrated Security Co. Ltd.	2,096	26,422
*	Interflex Co. Ltd.	6,369	41,232
	Interojo Co. Ltd.	1,357	16,300
	INTOPS Co. Ltd.	4,300	48,724
	iNtRON Biotechnology, Inc.	6,721	15,648
	INVENI Co. Ltd.	746	32,422
	IS Dongseo Co. Ltd.	4,564	59,474
	ISC Co. Ltd.	1,628	90,425
	i-SENS, Inc.	2,624	31,835
*	ISU Abxis Co. Ltd.	4,524	15,521
*	ISU Chemical Co. Ltd.	2,758	20,605
	IsuPetasys Co. Ltd.	9,479	751,822
*	ITEK, Inc.	7,578	32,276
*	ITM Semiconductor Co. Ltd.	2,598	21,828
*	Jahwa Electronics Co. Ltd.	6,861	104,209
	JB Financial Group Co. Ltd.	29,480	464,126
*	Jeil Pharmaceutical Co. Ltd.	423	4,271
*	Jeju Air Co. Ltd.	13,797	55,244
	Jeju Bank	2,192	20,381
*	Jeju Semiconductor Corp.	3,965	56,860
*	JETEMA Co. Ltd.	2,888	11,765
*	Jin Air Co. Ltd.	5,121	25,888
	Jinsung T.E.C.	4,760	43,589
	JNK Global Co. Ltd.	7,583	23,567
*	JNTC Co. Ltd.	2,171	41,096
#	Jusung Engineering Co. Ltd.	8,449	181,110
	JVM Co. Ltd.	1,905	37,298
	JW Holdings Corp.	8,366	19,086
	JW Life Science Corp.	5,759	54,326
	JW Pharmaceutical Corp.	3,479	57,282
	JYP Entertainment Corp.	5,211	295,456
	K Car Co. Ltd.	3,260	34,656
	K Ensol Co. Ltd.	1,765	14,170
	Kakao Corp.	4,533	206,590
#*	Kakao Games Corp.	10,272	115,850
#	KakaoBank Corp.	14,984	242,872
*	Kakaopay Corp.	2,006	73,446
	Kangnam Jevisco Co. Ltd.	1,216	10,482
*	Kangstem Biotech Co. Ltd.	3,667	3,703

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Kangwon Energy Co. Ltd.	4,568	$51,379
	Kangwon Land, Inc.	15,250	180,547
	KB Financial Group, Inc. (105560 KS)	47,130	3,847,391
*	KBI Dongyang Steel Pipe Co. Ltd.	17,807	30,126
	KC Co. Ltd.	2,678	48,964
	KC Tech Co. Ltd.	1,553	41,589
	KCC Corp.	990	304,865
	KCC Glass Corp.	3,652	66,489
	KCTC	9,774	37,052
*	KEC Corp.	67,241	36,596
*	Keeps Biopharma, Inc.	2,707	17,279
*	Kencoa Aerospace Co.	1,971	16,063
	KEPCO Engineering & Construction Co., Inc.	1,327	94,665
	KEPCO Plant Service & Engineering Co. Ltd.	6,558	232,616
	KG Chemical Corp.	5,382	18,367
	KG Dongbusteel	19,552	74,695
	KG Eco Solution Co. Ltd.	7,129	28,328
*	KG Mobility Co.	21,140	56,529
	Kginicis Co. Ltd.	5,916	42,573
	KH Vatec Co. Ltd.	6,135	53,923
	Kia Corp.	50,525	4,237,965
*	KidariStudio, Inc.	5,942	15,970
	KINX, Inc.	828	53,998
	KISCO Corp.	6,487	45,589
	KISCO Holdings Co. Ltd.	1,500	26,939
	KISWIRE Ltd.	3,308	41,443
	KIWOOM Securities Co. Ltd.	3,739	776,639
*	KMW Co. Ltd.	3,610	42,997
*	KNJ Co. Ltd.	2,471	45,116
	Koh Young Technology, Inc.	6,568	76,548
	Kolmar BNH Co. Ltd.	1,457	14,176
	Kolmar Holdings Co. Ltd.	5,313	41,162
	Kolmar Korea Co. Ltd.	2,984	161,071
	Kolon Corp.	2,058	62,819
	Kolon Industries, Inc.	5,715	142,508
*	Kolon Life Science, Inc.	1,355	31,182
	KoMiCo Ltd.	1,753	135,416
*	Komipharm International Co. Ltd.	3,794	16,084

		Shares	Value»
SOUTH KOREA — (Continued)
	KONA I Co. Ltd.	1,584	$52,368
	Korea Aerospace Industries Ltd.	5,923	429,133
	Korea Alcohol Industrial Co. Ltd.	4,444	29,132
	Korea Asset In Trust Co. Ltd.	24,703	38,389
*	Korea Circuit Co. Ltd.	2,773	39,996
	Korea District Heating Corp.	516	34,611
	Korea Electric Power Corp. (015760 KS)	16,765	501,844
	Korea Electric Power Corp. (KEP US), Sponsored ADR	12,485	188,149
	Korea Electric Terminal Co. Ltd.	2,931	127,102
	Korea Electronic Power Industrial Development Co. Ltd.	2,560	22,055
	Korea Fuel-Tech Corp.	8,951	37,589
	Korea Gas Corp.	3,926	114,782
*	Korea Information & Communications Co. Ltd.	6,679	38,079
	Korea Information Certificate Authority, Inc.	5,485	23,854
	Korea Investment Holdings Co. Ltd.	10,223	1,303,390
*	Korea Line Corp.	54,496	71,762
	Korea Movenex Co. Ltd.	6,958	19,374
	Korea Petrochemical Ind Co. Ltd.	1,187	108,928
	Korea Petroleum Industries Co.	3,017	29,432
	Korea Ratings Corp.	357	24,558
	Korea Real Estate Investment & Trust Co. Ltd.	72,804	66,764
	Korea United Pharm, Inc.	3,544	47,258
	Korean Air Lines Co. Ltd.	47,149	731,669
	Korean Reinsurance Co.	54,231	403,553
	KPX Chemical Co. Ltd.	267	8,967
*	Krafton, Inc.	3,969	768,190
	KSS LINE Ltd.	9,666	62,666

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KT Millie Seojae Co. Ltd.	985	$9,022
	KT Skylife Co. Ltd.	8,062	28,328
	KT&G Corp.	8,592	808,609
	KTCS Corp.	13,776	28,188
*	Kumho HT, Inc.	74,104	29,693
	Kumho Petrochemical Co. Ltd.	2,426	197,197
*	Kumho Tire Co., Inc.	44,275	146,493
	Kwang Dong Pharmaceutical Co. Ltd.	12,453	49,878
	Kyeong Nam Steel Co. Ltd.	7,026	14,216
	Kyeryong Construction Industrial Co. Ltd.	2,344	28,286
	Kyobo Securities Co. Ltd.	6,546	43,238
	Kyochon F&B Co. Ltd.	3,688	10,893
	Kyung Dong Navien Co. Ltd.	2,126	105,208
	Kyungdong Pharm Co. Ltd.	2,400	9,571
	Kyung-In Synthetic Corp.	5,621	11,547
	KZ Precision Corp.	2,708	28,561
#	L&C Bio Co. Ltd.	2,326	85,895
*	L&K Biomed Co. Ltd.	2,802	17,747
*	LabGenomics Co. Ltd.	22,431	34,685
	Lake Materials Co. Ltd.	9,415	96,366
*	LB Semicon, Inc.	15,949	55,508
	Lee Ku Industrial Co. Ltd.	6,694	23,144
	LEENO Industrial, Inc.	8,912	358,710
	LF Corp.	5,070	64,956
	LG Chem Ltd.	8,335	2,318,365
	LG Corp.	8,860	498,294
*	LG Display Co. Ltd. (034220 KS)	79,115	808,843
	LG Electronics, Inc.	26,289	1,612,389
*	LG Energy Solution Ltd.	1,433	474,390
	LG H&H Co. Ltd.	1,974	393,580
*	LG HelloVision Co. Ltd.	17,581	30,080
	LG Innotek Co. Ltd.	4,300	725,377
	LG Uplus Corp.	68,951	737,058
	LIG Nex1 Co. Ltd.	1,797	654,414
*	LigaChem Biosciences, Inc.	782	80,190
*	LOT Vacuum Co. Ltd.	1,947	17,781
	Lotte Chemical Corp.	2,898	143,566

		Shares	Value»
SOUTH KOREA — (Continued)
#	Lotte Chilsung Beverage Co. Ltd.	2,145	$173,464
	Lotte Corp.	8,889	182,048
*	Lotte Energy Materials Corp.	8,113	147,557
	LOTTE Fine Chemical Co. Ltd.	4,994	159,583
*	Lotte Non-Life Insurance Co. Ltd.	23,223	30,900
	Lotte Rental Co. Ltd.	7,011	144,046
	Lotte Shopping Co. Ltd.	3,028	138,180
*	Lotte Tour Development Co. Ltd.	7,885	100,254
	Lotte Wellfood Co. Ltd.	919	73,459
	LS Corp.	3,418	498,119
	LS Eco Energy Ltd.	2,894	93,222
	LS Electric Co. Ltd.	2,641	801,701
	LS Marine Solution Co. Ltd.	3,431	69,276
*	LS Materials Ltd.	2,500	23,455
	LS SECURITIES Co. Ltd.	4,859	18,701
	LTC Co. Ltd.	1,195	17,631
*	LVMC Holdings	47,047	54,696
	LX Hausys Ltd.	2,771	54,664
	LX Holdings Corp.	16,779	95,976
	LX International Corp.	13,420	283,543
	LX Semicon Co. Ltd.	3,854	154,574
	M.I.Tech Co. Ltd.	6,034	26,058
	Macquarie Korea Infrastructure Fund	60,879	469,516
	Macrogen, Inc.	1,693	17,989
	Maeil Dairies Co. Ltd.	1,774	43,123
*	Manyo Co. Ltd.	1,875	21,501
	Mcnex Co. Ltd.	4,094	89,279
*	Mediana Co. Ltd.	2,660	9,910
*	Medipost Co. Ltd.	3,223	39,076
	Medytox, Inc.	849	71,491
*	Meerecompany, Inc.	533	5,712
	MegaStudyEdu Co. Ltd.	1,930	56,265
#	Meritz Financial Group, Inc.	15,263	1,182,769
	META BIOMED Co. Ltd.	5,245	20,657
	Mgame Corp.	7,080	32,223
*	MiCo Ltd.	4,582	46,473
*	Mirae Asset Life Insurance Co. Ltd.	20,945	128,884
	Mirae Asset Securities Co. Ltd.	42,722	785,494

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Mirae Asset Venture Investment Co. Ltd.	9,580	$57,181
	Misto Holdings Corp.	9,352	241,222
	Miwon Commercial Co. Ltd.	444	47,119
	Miwon Specialty Chemical Co. Ltd.	430	42,393
	MK Electron Co. Ltd.	8,724	56,418
	MNTech Co. Ltd.	3,318	26,265
	Modetour Network, Inc.	2,818	21,983
*	MONAYONGPYONG	9,266	22,584
*	Motrex Co. Ltd.	5,448	33,181
	mPlus Corp.	1,886	22,961
	Muhak Co. Ltd.	2,116	12,767
	Multicampus Co. Ltd.	345	7,577
	Myoung Shin Industrial Co. Ltd.	11,787	77,069
	Namhae Chemical Corp.	6,832	30,885
*	Namsun Aluminum Co. Ltd.	40,282	30,186
	Namuga Co. Ltd.	4,008	47,400
	Namyang Dairy Products Co. Ltd.	860	31,065
*	Nature & Environment Co. Ltd.	20,996	9,126
	Nature Holdings Co. Ltd.	4,521	30,272
	NAVER Corp.	3,478	651,833
	NCSoft Corp.	1,041	160,682
	NeoPharm Co. Ltd.	2,099	25,189
	Neosem, Inc.	2,906	25,405
*	Neowiz	5,728	98,305
*	Nepes Ark Corp.	2,036	28,343
*	Neptune Co.	8,753	36,204
Ω	Netmarble Corp.	4,552	172,498
	New Power Plasma Co. Ltd.	11,784	51,200
	Nexen Corp.	9,583	35,959
	Nexen Tire Corp.	6,827	30,731
*	Nexon Games Co. Ltd.	3,048	28,543
	NEXTIN, Inc.	2,135	98,345
	NH Investment & Securities Co. Ltd.	37,610	536,172
	NHN Corp.	5,731	116,277
#	NHN KCP Corp.	4,033	45,010
	NICE Holdings Co. Ltd.	11,860	115,421
	Nice Information & Telecommunication, Inc.	2,355	37,742

		Shares	Value»
SOUTH KOREA — (Continued)
	NICE Information Service Co. Ltd.	10,065	$102,295
	Nong Shim Holdings Co. Ltd.	533	35,161
	NongShim Co. Ltd.	721	220,460
	NOROO Paint & Coatings Co. Ltd.	5,290	31,403
	NOVAREX Co. Ltd.	2,395	28,644
	Novatech Co. Ltd.	681	9,474
	OCI Co. Ltd.	1,848	76,487
	OCI Holdings Co. Ltd.	4,593	367,242
*	Okins Electronics Co. Ltd.	2,529	16,356
	ONEJOON Co. Ltd.	4,350	28,017
#	Oriental Precision & Engineering Co. Ltd.	11,756	85,919
	Orion Corp.	4,588	319,485
#	Orion Holdings Corp.	11,381	151,528
	Osang Healthcare Co. Ltd.	1,314	11,911
*	OSTEONIC Co. Ltd.	5,143	25,954
*	Osung Advanced Materials Co. Ltd.	31,426	34,627
	Otoki Corp.	630	171,673
	Pan Ocean Co. Ltd.	84,120	225,969
	Pang Rim Co. Ltd.	5,498	19,233
	Paradise Co. Ltd.	17,392	225,346
	Park Systems Corp.	1,353	230,472
	Partron Co. Ltd.	16,544	80,242
*	Pearl Abyss Corp.	2,762	66,997
*	Pentastone Electronics, Inc.	8,385	32,449
#	People & Technology, Inc.	5,812	175,845
#*	Peptron, Inc.	1,115	211,449
	PHA Co. Ltd.	2,750	22,494
	PharmaResearch Co. Ltd.	1,201	454,707
*	PharmGen Science, Inc.	3,656	10,350
	Pharmicell Co. Ltd.	12,436	147,620
	Philenergy Co. Ltd.	2,261	22,655
*	Philoptics Co. Ltd.	2,005	59,005
	PI Advanced Materials Co. Ltd.	6,611	83,982
*	PKC Co. Ltd.	8,514	37,364
*	Polaris AI Corp.	10,275	16,582
*	Polaris Office Corp.	4,725	16,954
	Pond Group Co. Ltd.	2,084	11,869
*	PonyLink Co. Ltd.	39,918	23,237
	Poongsan Corp.	4,221	324,632
	Poongsan Holdings Corp.	3,296	89,349

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Posco DX Co. Ltd.	9,103	$167,385
*	POSCO Future M Co. Ltd.	825	125,001
	POSCO Holdings, Inc. (005490 KS)	7,283	1,584,011
	Posco International Corp.	9,356	360,413
	Posco M-Tech Co. Ltd.	2,412	25,854
	POSCO Steeleon Co. Ltd.	1,461	39,465
*	Power Logics Co. Ltd.	13,626	39,332
*	Prestige Biologics Co. Ltd.	6,539	13,830
	Protec Co. Ltd.	1,575	34,471
	PSK Holdings, Inc.	1,973	67,463
	PSK, Inc.	7,105	187,246
	Pulmuone Co. Ltd.	5,719	53,332
	Pumtech Korea Co. Ltd.	1,638	60,930
*	Rainbow Robotics	375	114,582
*	Refine Co. Ltd.	4,423	38,326
*	Reyon Pharmaceutical Co. Ltd.	2,064	15,605
	RFHIC Corp.	2,728	63,785
*	Robotis Co. Ltd.	476	73,379
	Rorze Systems Corp.	2,535	19,789
	S&D Co. Ltd.	24	1,239
	S&S Tech Corp.	3,163	124,101
	S-1 Corp.	4,313	226,800
*	Sajo Industries Co. Ltd.	1,155	39,125
	Sajodaerim Corp.	1,071	28,245
	Sam Chun Dang Pharm Co. Ltd.	507	83,127
	Sam Young Electronics Co. Ltd.	3,536	26,528
	Sam Yung Trading Co. Ltd.	3,091	32,946
	Sam-A Aluminum Co. Ltd.	398	6,698
	Samchully Co. Ltd.	401	34,644
	SAMHWA Paints Industrial Co. Ltd.	5,105	20,798
††	Samick THK Co. Ltd.	1,032	5,411
*	Samil Pharmaceutical Co. Ltd.	2,221	14,776
	Samji Electronics Co. Ltd.	1,801	15,726
	Samjin Pharmaceutical Co. Ltd.	1,982	27,449
	Sammok S-Form Co. Ltd.	1,590	22,194

		Shares	Value»
SOUTH KOREA — (Continued)
	SAMPYO Cement Co. Ltd.	21,453	$45,223
*Ω	Samsung Biologics Co. Ltd.	865	741,298
	Samsung C&T Corp.	8,722	1,380,267
	Samsung Card Co. Ltd. (029780 KS)	8,836	306,970
#	Samsung Electro-Mechanics Co. Ltd.	9,053	1,551,870
	Samsung Electronics Co. Ltd. (005930 KS)	573,787	43,192,495
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	553	1,032,082
	Samsung Electronics Co. Ltd. (SSNHZ US), GDR	3,955	7,376,075
	Samsung Engineering Co. Ltd.	42,759	777,371
#	Samsung Fire & Marine Insurance Co. Ltd.	2,655	821,734
*	Samsung Heavy Industries Co. Ltd.	43,568	902,809
	Samsung Life Insurance Co. Ltd.	6,126	662,032
*	Samsung Pharmaceutical Co. Ltd.	8,615	9,268
	Samsung SDI Co. Ltd.	6,630	1,493,881
	Samsung SDS Co. Ltd.	4,100	525,889
	Samsung Securities Co. Ltd.	10,392	562,433
	SAMT Co. Ltd.	21,138	54,673
	Samwha Capacitor Co. Ltd.	2,326	54,974
	Samwha Electric Co. Ltd.	1,472	36,026
	Samyang Corp.	1,802	62,547
	Samyang Foods Co. Ltd.	721	680,884
	Samyang Holdings Corp.	1,687	123,853
	Samyoung Co. Ltd.	7,430	25,625
	Sang-A Frontec Co. Ltd.	2,092	27,189
	Sangsin Energy Display Precision Co. Ltd.	2,372	21,173
	Sanil Electric Co. Ltd.	1,274	139,435

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Saramin Co. Ltd.	2,002	$18,746
	Satrec Initiative Co. Ltd.	1,040	43,915
	SD Biosensor, Inc.	14,503	97,131
	SeAH Besteel Holdings Corp.	4,527	87,155
	SeAH Steel Corp.	697	61,840
	SeAH Steel Holdings Corp.	610	61,327
	Sebang Co. Ltd.	4,106	39,122
	Sebang Global Battery Co. Ltd.	2,276	103,930
	Seegene, Inc.	4,451	78,945
	Segyung Hitech Co. Ltd.	3,567	14,279
#	Sejin Heavy Industries Co. Ltd.	5,019	77,568
	Sekonix Co. Ltd.	4,325	16,761
*	Selvas AI, Inc.	2,333	22,517
	Seobu T&D	8,529	54,499
	Seohee Construction Co. Ltd.	27,909	31,792
*	Seojin System Co. Ltd.	6,232	118,211
*	Seoul Auction Co. Ltd.	4,356	20,936
*	Seoul Semiconductor Co. Ltd.	16,607	72,955
	Seoyon Co. Ltd.	6,312	41,779
	Seoyon E-Hwa Co. Ltd.	8,945	81,468
*	Sewon E&C Co. Ltd.	4,592	390
	SFA Engineering Corp.	6,207	107,591
*	SFA Semicon Co. Ltd.	17,707	52,902
*	SG Co. Ltd.	13,786	21,559
	SGC Energy Co. Ltd.	3,652	57,859
	Shin Heung Energy & Electronics Co. Ltd.	10,388	39,732
	Shindaeyang Paper Co. Ltd.	4,097	35,361
	Shinhan Financial Group Co. Ltd. (055550 KS)	68,123	3,498,970
	Shinsegae International, Inc.	5,312	38,283
	Shinsegae, Inc.	2,510	305,923
	Shinsung Delta Tech Co. Ltd.	1,657	63,529
*	Shinsung E&G Co. Ltd.	17,308	22,405
	Shinsung ST Co. Ltd.	376	11,210
	Shinwon Corp.	20,627	21,079
	Shinyoung Securities Co. Ltd.	1,097	111,177

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Silicon2 Co. Ltd.	5,382	$169,732
	SIMMTECH Co. Ltd.	2,335	102,706
	Sindoh Co. Ltd.	945	28,197
#*	SK Biopharmaceuticals Co. Ltd.	4,718	381,483
*	SK Bioscience Co. Ltd.	2,260	80,250
	SK Chemicals Co. Ltd.	3,360	148,886
	SK Discovery Co. Ltd.	3,107	129,333
*	SK Eternix Co. Ltd.	1,130	16,451
	SK Gas Ltd.	734	134,120
	SK Hynix, Inc.	83,166	32,359,344
*Ω	SK IE Technology Co. Ltd.	7,211	154,915
	SK Innovation Co. Ltd.	7,700	695,349
	SK Networks Co. Ltd.	18,832	59,946
*	SK oceanplant Co. Ltd.	3,602	53,498
	SK Securities Co. Ltd.	94,767	46,497
	SK Telecom Co. Ltd. (017670 KS)	5,861	214,582
	SK, Inc.	3,673	637,827
*	SKC Co. Ltd.	726	64,690
	SL Corp.	7,455	189,418
	SM Entertainment Co. Ltd.	1,282	107,394
*	SMEC Co. Ltd.	31,763	91,388
	SNT Dynamics Co. Ltd.	2,002	75,561
	SNT Energy Co. Ltd.	582	22,113
*	SNT Holdings Co. Ltd.	1,458	64,854
	SNT Motiv Co. Ltd.	4,952	118,747
*	SOCAR, Inc.	1,795	14,722
*	S-Oil Corp.	7,287	366,785
	Solid, Inc.	16,970	95,543
*	SOLUM Co. Ltd.	11,328	142,066
	Solus Advanced Materials Co. Ltd.	10,671	68,512
*	Solux Co. Ltd.	7,431	22,586
	Songwon Industrial Co. Ltd.	4,658	31,350
	Soop Co. Ltd.	2,463	125,399
	Soosan Industries Co. Ltd.	2,081	31,759
	Soulbrain Co. Ltd.	1,252	247,620
	Soulbrain Holdings Co. Ltd.	1,690	50,710
	SPC Samlip Co. Ltd.	377	13,752
	SPG Co. Ltd.	2,287	54,017
	ST Pharm Co. Ltd.	1,627	115,520
	STIC Investments, Inc.	5,248	38,295
	Straffic Co. Ltd.	6,177	15,845
*	Studio Dragon Corp.	4,615	147,326
*	STX Engine Co. Ltd.	2,023	50,115
*	Sugentech, Inc.	2,991	13,792

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Suheung Co. Ltd.	950	$17,823
*	Sukgyung AT Co. Ltd.	291	8,939
	Sun Kwang Co. Ltd.	934	11,900
	Sung Kwang Bend Co. Ltd.	2,132	47,030
	Sungshin Cement Co. Ltd.	4,045	26,619
	Sungwoo Hitech Co. Ltd.	21,774	103,178
	Sunjin Co. Ltd.	6,694	46,740
*	Suprema, Inc.	1,083	25,634
	SY Co. Ltd.	2,817	6,011
	SY Steel Tech, Inc.	8,600	20,000
*	Synergy Innovation Co. Ltd.	13,058	22,306
*	Synopex, Inc.	17,193	78,894
	Systems Technology, Inc.	2,383	38,131
	T&L Co. Ltd.	1,291	41,594
	T3 Entertainment Co. Ltd.	14,065	18,629
	Taekwang Industrial Co. Ltd.	88	49,492
*	Taewoong Co. Ltd.	1,900	40,917
*	Taihan Cable & Solution Co. Ltd.	5,475	92,536
	TCC Steel	1,417	18,211
	TechWing, Inc.	3,485	161,943
	Telechips, Inc.	1,750	17,093
	TES Co. Ltd.	2,767	85,568
*	Theragen Etex Co. Ltd.	3,017	5,395
*	TK Chemical Corp.	18,495	21,429
	TK Corp.	3,223	63,806
	TKG Huchems Co. Ltd.	6,316	79,182
	TLB Co. Ltd.	1,294	61,952
	Tokai Carbon Korea Co. Ltd.	1,380	160,248
*	Tongyang Life Insurance Co. Ltd.	22,503	106,811
*	Tongyang, Inc.	32,625	19,987
	Tonymoly Co. Ltd.	1,520	10,182
	Toptec Co. Ltd.	6,815	22,282
	Tovis Co. Ltd.	3,928	41,270
	TS Corp.	15,745	30,953
	TSE Co. Ltd.	1,336	48,470
*	Tuksu Construction Co. Ltd.	1,248	4,971
	TYM Corp.	8,599	35,846
	UBCare Co. Ltd.	1,821	4,564
	Ubiquoss Holdings, Inc.	2,215	16,656
	Ubiquoss, Inc.	4,740	29,273

		Shares	Value»
SOUTH KOREA — (Continued)
	Uju Electronics Co. Ltd.	1,489	$40,050
*	Uni-Chem Co. Ltd.	8,568	7,873
	Unid Co. Ltd.	1,520	71,596
	Union Semiconductor Equipment & Materials Co. Ltd.	5,005	35,031
*	UniTest, Inc.	2,780	39,431
	Unitrontech Co. Ltd.	9,773	41,284
	Value Added Technology Co. Ltd.	2,625	40,395
	Viatron Technologies, Inc.	4,839	27,642
*††	Vidente Co. Ltd.	14,607	6,387
	Vieworks Co. Ltd.	1,948	25,885
*	Vina Tech Co. Ltd.	352	13,581
	Vitzro Tech Co. Ltd.	4,793	29,614
	Vitzrocell Co. Ltd.	3,680	70,609
*	VM, Inc.	2,186	36,813
*	VT Co. Ltd.	6,844	119,762
	Webcash Corp.	2,174	16,998
	Webzen, Inc.	5,169	43,742
*	Wemade Co. Ltd.	3,326	62,546
	Whanin Pharmaceutical Co. Ltd.	3,526	28,194
	WiSoL Co. Ltd.	7,448	29,515
	Won Tech Co. Ltd.	19,497	116,179
#*	Wonik Holdings Co. Ltd.	18,829	360,245
	WONIK IPS Co. Ltd.	5,075	227,621
	Wonik Materials Co. Ltd.	2,517	57,118
	Wonik QnC Corp.	5,858	95,843
	Woojin, Inc.	4,362	46,407
*	Woongjin Co. Ltd.	9,328	25,905
*	Wooree Bio Co. Ltd.	10,286	15,243
	Woori Financial Group, Inc. (316140 KS)	141,413	2,517,389
*	Woori Technology Investment Co. Ltd.	17,795	111,756
*	Woori Technology, Inc.	17,393	58,608
*	Woosu AMS Co. Ltd.	5,430	11,054
	Worldex Industry & Trading Co. Ltd.	4,605	81,107
*	Wysiwyg Studios Co. Ltd.	18,114	9,468
	Xexymix Corp.	7,154	22,930
	Y G-1 Co. Ltd.	4,569	16,237
*	YC Corp.	2,627	26,696
*	Yest Co. Ltd.	2,415	29,923
	YG Entertainment, Inc.	959	61,548
*	YG PLUS	843	4,203
*	YMT Co. Ltd.	3,261	29,535

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Youlchon Chemical Co. Ltd.	1,117	$24,743
	Young Poong Corp.	970	33,342
	Youngone Corp.	6,032	244,583
#	Youngone Holdings Co. Ltd.	2,175	216,791
	Yuanta Securities Korea Co. Ltd.	27,721	75,062
	Yuhan Corp.	1,602	132,493
*	Yungjin Pharmaceutical Co. Ltd.	10,300	14,880
	Zeus Co. Ltd.	3,897	42,142
	Zinus, Inc.	3,761	36,403

TOTAL SOUTH KOREA			215,922,927

TAIWAN — (27.4%)
	104 Corp.	4,000	29,155
	91APP, Inc.	22,000	51,508
	Aaeon Technology, Inc.	8,398	36,838
	Abico Avy Co. Ltd.	47,025	76,021
	Ability Enterprise Co. Ltd.	60,468	167,806
	Ability Opto-Electronics Technology Co. Ltd.	7,000	22,376
	AcBel Polytech, Inc.	232,890	328,416
	Accton Technology Corp.	67,000	2,330,039
	Ace Pillar Co. Ltd.	9,000	25,843
	Acer Cyber Security, Inc.	4,000	22,928
	Acer E-Enabling Service Business, Inc.	6,000	44,794
	Acer, Inc.	482,000	469,625
#	ACES Electronic Co. Ltd.	51,882	115,546
*	Acme Electronics Corp.	14,000	13,244
*	Acon Holding, Inc.	108,000	28,887
	Acter Group Corp. Ltd.	39,000	973,484
	Action Electronics Co. Ltd.	112,000	41,032
	Actron Technology Corp.	20,902	94,268
	ADATA Technology Co. Ltd.	133,417	856,477
	Addcn Technology Co. Ltd.	15,634	89,014
*	Adimmune Corp.	107,000	66,153
	Adlink Technology, Inc.	24,000	46,146
	Advanced Ceramic X Corp.	15,000	57,876

		Shares	Value»
TAIWAN — (Continued)
	Advanced Energy Solution Holding Co. Ltd.	5,000	$190,339
	Advanced International Multitech Co. Ltd.	51,000	98,916
*	Advanced Optoelectronic Technology, Inc.	42,000	20,707
	Advanced Power Electronics Corp.	27,000	89,392
	Advanced Wireless Semiconductor Co.	39,000	140,206
#	Advancetek Enterprise Co. Ltd.	101,000	115,425
	Advantech Co. Ltd.	82,498	837,963
#	Aero Win Technology Corp.	12,000	16,906
	Aerospace Industrial Development Corp.	79,000	135,387
	AGV Products Corp.	162,000	54,213
#	AIC, Inc.	9,028	111,146
	Air Asia Co. Ltd.	10,000	16,738
	Airoha Technology Corp.	6,000	97,146
	Airtac International Group	24,000	707,879
	Alchip Technologies Ltd.	6,000	675,954
	Alexander Marine Co. Ltd.	5,272	33,324
*	Algoltek, Inc.	7,000	13,338
	Allied Circuit Co. Ltd.	6,470	35,715
	Allied Supreme Corp.	15,000	120,206
#	Allis Electric Co. Ltd.	58,396	208,978
	Alltek Technology Corp.	81,480	84,543
	Alltop Technology Co. Ltd.	18,000	144,315
	Alpha Networks, Inc.	72,000	75,673
	Altek Corp.	91,962	147,597
	Amazing Microelectronic Corp.	27,564	89,317
	Ambassador Hotel	63,000	87,930
	AMPACS Corp.	39,000	37,105
	Ampak Technology, Inc.	16,000	35,374
	Ampire Co. Ltd.	18,000	14,748
	Ample Electronic Technology Co. Ltd.	7,350	40,875
#	AMPOC Far-East Co. Ltd.	36,564	107,216
	AmTRAN Technology Co. Ltd.	217,109	98,920

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Amulaire Thermal Technology, Inc.	24,000	$28,391
	Analog Integrations Corp.	5,000	21,541
	Anderson Industrial Corp.	50,000	23,232
	Anji Technology Co. Ltd.	27,299	32,971
	Aopen, Inc.	11,000	17,279
	Apac Opto Electronics, Inc.	24,000	62,724
	Apacer Technology, Inc.	37,000	124,024
#	APAQ Technology Co. Ltd.	15,000	89,689
	APCB, Inc.	49,000	23,283
	Apex Biotechnology Corp.	25,000	26,710
	Apex Dynamics, Inc.	1,000	21,662
*	Apex International Co. Ltd.	62,248	42,005
	Apex Science & Engineering	54,060	19,313
	ARBOR Technology Corp.	19,000	25,143
	Arcadyan Technology Corp.	52,000	339,828
	Ardentec Corp.	135,000	409,089
	ARES International Corp.	12,000	19,739
	Argosy Research, Inc.	19,000	112,978
	Arizon RFID Technology Cayman Co. Ltd.	8,000	36,511
	ASE Technology Holding Co. Ltd.	382,000	3,056,291
	Asia Cement Corp.	385,000	453,778
	Asia Electronic Material Co. Ltd.	22,000	16,404
#	Asia Optical Co., Inc.	73,000	370,257
	Asia Polymer Corp.	121,000	49,276
	Asia Tech Image, Inc.	20,000	49,466
	Asia Vital Components Co. Ltd.	44,331	2,029,478
	ASIX Electronics Corp.	16,000	49,420
	ASMedia Technology, Inc.	6,000	280,145
	ASolid Technology Co. Ltd.	17,000	43,394
	ASPEED Technology, Inc.	6,200	1,099,527
	ASROCK, Inc.	16,000	166,444

		Shares	Value»
TAIWAN — (Continued)
	Asustek Computer, Inc.	73,000	$1,649,179
	ATE Energy International Co. Ltd.	34,000	33,132
	Aten International Co. Ltd.	24,000	47,228
	Auden Techno Corp.	10,358	32,603
	Audix Corp.	20,000	41,973
#	AUO Corp. (2409 TT)	1,039,200	408,660
	AURAS Technology Co. Ltd.	10,000	340,442
	Aurora Corp.	9,000	16,862
	Avalue Technology, Inc.	20,000	72,278
	Avermedia Technologies	38,000	48,425
	Axiomtek Co. Ltd.	24,893	66,301
	Azurewave Technologies, Inc.	31,000	73,358
	Bafang Yunji International Co. Ltd.	10,000	62,575
	Bank of Kaohsiung Co. Ltd.	251,066	98,745
	Baotek Industrial Materials Ltd.	22,000	35,682
	Basso Industry Corp.	41,000	43,436
	BenQ Materials Corp.	73,000	49,274
*	BES Engineering Corp.	426,000	212,052
	Best Precision Industrial Co. Ltd.	5,000	17,825
*	Billion Electric Co. Ltd.	13,000	9,997
*	Bin Chuan Enterprise Co. Ltd.	29,000	62,629
	B’in Live Co. Ltd.	8,000	20,446
*	Bionime Corp.	12,098	24,179
*	Biostar Microtech International Corp.	31,000	22,893
	Bioteque Corp.	15,000	60,003
	Bizlink Holding, Inc.	28,461	1,279,274
	Bonny Worldwide Ltd.	5,000	25,205
	Bora Pharmaceuticals Co. Ltd.	17,591	354,969
	Brave C&H Supply Co. Ltd.	8,000	18,866
	Brightek Optoelectronic Co. Ltd.	19,000	25,617
	Brighten Optix Corp.	2,248	14,498
	Brighton-Best International Taiwan, Inc.	150,000	163,325

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Brillian Network & Automation Integrated System Co. Ltd.	9,777	$75,305
	Brogent Technologies, Inc.	9,000	27,792
	C Sun Manufacturing Ltd.	18,600	106,288
*	Calin Technology Co. Ltd.	51,000	56,068
	Calitech Co. Ltd.	10,000	18,424
*	Caliway Biopharmaceuticals Co. Ltd.	50,000	242,550
*	Cameo Communications, Inc.	98,000	31,832
	Capital Futures Corp.	59,856	96,202
	Capital Securities Corp.	563,000	446,688
#*	Career Technology MFG. Co. Ltd.	223,871	107,585
	Castles Technology Co. Ltd.	32,225	74,333
	Caswell, Inc.	22,000	59,992
#	Catcher Technology Co. Ltd.	93,000	599,687
	Cathay Chemical Works	8,000	11,680
	Cathay Consolidated, Inc.	14,299	37,585
#	Cathay Financial Holding Co. Ltd.	947,358	1,966,044
	Cathay Real Estate Development Co. Ltd.	181,000	134,192
*	CCP Contact Probes Co. Ltd.	33,554	58,954
	Celxpert Energy Corp.	31,821	42,032
	Cenra, Inc.	25,000	27,601
#	Center Laboratories, Inc.	209,900	231,708
#	Central Reinsurance Co. Ltd.	176,105	140,429
	Century Iron & Steel Industrial Co. Ltd.	60,000	298,475
#	Chailease Holding Co. Ltd.	422,477	1,412,160
*	ChainQui Construction Development Co. Ltd.	49,000	23,536
	Chaintech Technology Corp.	13,000	12,300

		Shares	Value»
TAIWAN — (Continued)
	Champion Building Materials Co. Ltd.	38,000	$11,220
	Champion Microelectronic Corp.	20,000	47,605
	Chang Hwa Commercial Bank Ltd.	1,049,454	674,940
	Chang Wah Electromaterials, Inc.	117,000	171,805
	Chang Wah Technology Co. Ltd.	149,000	194,832
	Channel Well Technology Co. Ltd.	63,000	157,820
	Chant Sincere Co. Ltd.	19,000	24,727
	Charoen Pokphand Enterprise	66,800	297,405
	Chateau International Development Co. Ltd.	12,810	11,346
	CHC Healthcare Group	38,000	53,210
	CHC Resources Corp.	14,000	31,975
	Chen Full International Co. Ltd.	36,000	46,694
	Chenbro Micom Co. Ltd.	18,000	537,871
	Cheng Fwa Industrial Co. Ltd.	15,000	10,440
	Cheng Loong Corp.	265,000	147,129
*	Cheng Mei Materials Technology Corp.	158,962	70,725
	Cheng Shin Rubber Industry Co. Ltd.	468,000	485,167
#	Cheng Uei Precision Industry Co. Ltd.	127,000	203,046
#	Chenming Electronic Technology Corp.	37,000	148,521
	Chia Chang Co. Ltd.	44,000	59,206
	Chia Hsin Cement Corp.	136,220	57,280
	Chicony Electronics Co. Ltd.	107,000	451,234
#	Chicony Power Technology Co. Ltd.	54,000	157,931
	Chief Telecom, Inc.	9,300	109,207
	Chien Kuo Construction Co. Ltd.	39,200	33,129
	Chien Shing Harbour Service Co. Ltd.	22,000	30,778

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Chien Shing Stainless Steel Co. Ltd.	35,616	$11,263
	Chime Ball Technology Co. Ltd.	10,000	11,199
#	China Airlines Ltd.	877,000	568,566
#	China Bills Finance Corp.	224,000	121,259
	China Container Terminal Corp.	41,000	33,980
	China Ecotek Corp.	8,000	14,378
	China Electric Manufacturing Corp.	101,000	41,468
	China Fineblanking Technology Co. Ltd.	13,000	10,720
#	China General Plastics Corp.	138,000	49,732
	China Glaze Co. Ltd.	46,000	27,457
*	China Man-Made Fiber Corp.	460,000	93,339
	China Metal Products	106,000	90,413
	China Motor Corp.	82,000	155,208
#*	China Petrochemical Development Corp.	1,233,490	300,392
	China Steel Chemical Corp.	44,000	116,428
#	China Steel Corp.	1,274,000	768,737
	China Steel Structure Co. Ltd.	27,000	36,089
	China Wire & Cable Co. Ltd.	43,000	53,282
	Chinese Maritime Transport Ltd.	16,000	29,707
	Ching Feng Home Fashions Co. Ltd.	46,854	30,092
	Chin-Poon Industrial Co. Ltd.	118,000	125,495
*	Chip Hope Co. Ltd.	9,000	14,971
	Chipbond Technology Corp.	218,000	421,886
	ChipMOS Technologies, Inc. (8150 TT)	231,000	243,013
	Chlitina Holding Ltd.	19,301	62,681
	Chong Hong Construction Co. Ltd.	61,000	156,024
	Chroma ATE, Inc.	34,000	900,207
	Chun YU Works & Co. Ltd.	23,750	12,151
	Chun Yuan Steel Industry Co. Ltd.	165,000	102,565
*	Chung Hung Steel Corp.	267,000	128,157

		Shares	Value»
TAIWAN — (Continued)
	Chung Hwa Chemical Industrial Works Ltd.	27,000	$30,800
	Chung Hwa Food Industrial Co. Ltd.	7,700	21,615
*	Chung Hwa Pulp Corp.	150,000	60,853
	Chung Lien Co. Ltd.	9,000	10,882
	Chung Tai Resource Technology Corp.	21,000	67,725
	Chung-Hsin Electric & Machinery Manufacturing Corp.	101,000	501,416
	Chunghwa Precision Test Tech Co. Ltd.	5,000	260,413
	Chunghwa Telecom Co. Ltd. (2412 TT)	181,000	771,232
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	18,891	804,379
	CKM Applied Materials Corp.	8,000	7,307
	Cleanaway Co. Ltd. (8422 TT)	35,000	274,875
	Clevo Co.	118,000	151,451
	CMC Magnetics Corp.	360,800	106,779
	C-Media Electronics, Inc.	21,000	27,822
	Collins Co. Ltd.	38,000	16,833
#	Compal Electronics, Inc.	705,000	753,329
	Compeq Manufacturing Co. Ltd.	258,000	729,171
	Complex Micro Interconnection Co. Ltd.	21,000	26,618
	Compucase Enterprise	17,000	54,965
	Concord International Securities Co. Ltd.	97,092	50,456
	Concord Securities Co. Ltd.	262,185	108,464
	Continental Holdings Corp.	137,000	96,369
	Contrel Technology Co. Ltd.	46,000	58,760
	Coremax Corp.	36,555	76,157
#	Coretronic Corp.	82,000	232,511
	Co-Tech Development Corp.	93,000	706,142
	Creative Sensor, Inc.	17,000	29,404
	Crowell Development Corp.	66,800	67,067

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Cryomax Cooling System Corp.	20,581	$26,804
*	CSBC Corp. Taiwan	194,000	123,079
	CTBC Financial Holding Co. Ltd.	1,988,000	2,699,867
	CTCI Advanced Systems, Inc.	3,000	17,072
	CTCI Corp.	210,134	208,311
	Cub Elecparts, Inc.	5,000	16,472
	CviLux Corp.	30,000	79,791
	Cyberlink Corp.	17,000	51,759
	CyberPower Systems, Inc.	17,600	136,434
*	CyberTAN Technology, Inc.	103,000	88,939
	Cystech Electronics Corp.	13,000	31,936
	DA CIN Construction Co. Ltd.	79,200	168,814
	Dafeng TV Ltd.	21,000	33,481
	Dah San Electric Wire & Cable Co. Ltd.	28,828	43,136
#	Da-Li Development Co. Ltd.	90,129	144,322
	Darfon Electronics Corp.	75,000	87,624
	Darwin Precisions Corp.	138,600	50,334
	Davicom Semiconductor, Inc.	13,000	10,449
	Daxin Materials Corp.	8,000	98,778
	De Licacy Industrial Co. Ltd.	92,122	32,580
	Delpha Construction Co. Ltd.	109,000	104,798
	Delta Electronics, Inc.	179,000	5,757,332
#	Depo Auto Parts Ind Co. Ltd.	36,000	159,480
	Desiccant Technology Corp.	6,600	31,586
	DFI, Inc.	10,000	22,139
	Dimerco Data System Corp.	15,600	61,867
	Dimerco Express Corp.	41,052	107,323
	DingZing Advanced Materials, Inc.	5,000	15,870
	D-Link Corp.	182,000	98,357
	Donpon Precision, Inc.	18,200	28,124
	Dr. Wu Skincare Co. Ltd.	5,000	19,587
	Draytek Corp.	16,000	14,186
	Drewloong Precision, Inc.	8,571	42,138

		Shares	Value»
TAIWAN — (Continued)
	Dyaco International, Inc.	44,786	$33,096
#	Dynamic Holding Co. Ltd.	111,000	322,631
	Dynamic Medical Technologies, Inc.	4,840	10,575
#	Dynapack International Technology Corp.	46,000	456,767
	E Ink Holdings, Inc.	149,000	1,023,617
	E.Sun Financial Holding Co. Ltd.	1,437,145	1,388,204
#	Eastech Holding Ltd.	18,000	63,561
	Eastern Media International Corp.	117,371	78,629
#	Eclat Textile Co. Ltd.	34,000	451,877
	eCloudvalley Digital Technology Co. Ltd.	14,000	32,582
#	ECOVE Environment Corp.	15,000	140,936
	Edimax Technology Co. Ltd.	46,000	29,476
	Edison Opto Corp.	50,084	29,076
*	Edom Technology Co. Ltd.	55,000	67,571
	eGalax_eMPIA Technology, Inc.	9,000	11,131
#*	Egis Technology, Inc.	28,000	124,633
*	EirGenix, Inc.	35,000	76,103
	Elan Microelectronics Corp.	106,000	425,722
	E-Lead Electronic Co. Ltd.	22,202	31,752
	E-LIFE MALL Corp.	23,000	49,541
	Elite Advanced Laser Corp.	14,000	123,583
	Elite Material Co. Ltd.	24,000	1,054,456
#	Elite Semiconductor Microelectronics Technology, Inc.	89,000	259,216
	Elitegroup Computer Systems Co. Ltd.	85,000	55,857
	eMemory Technology, Inc.	13,000	837,173
	Emerging Display Technologies Corp.	48,000	32,159
	Ennoconn Corp.	36,272	343,741
	Ennostar, Inc.	215,000	239,007
	EOI Investment Holdings Co. Ltd.	66,000	40,470
*	Epileds Technologies, Inc.	30,000	18,917
#*	Episil Technologies, Inc.	52,000	95,138
	Episil-Precision, Inc.	28,086	51,040

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Eris Technology Corp.	6,633	$35,092
	Eson Precision Ind Co. Ltd.	33,000	88,363
	Eternal Materials Co. Ltd.	352,950	467,572
	Eurocharm Holdings Co. Ltd.	16,000	64,313
	Eva Airways Corp.	728,000	854,575
	Ever Ohms Technology Co. Ltd.	12,000	11,054
	Ever Supreme Bio Technology Co. Ltd.	14,519	76,185
*	Everest Textile Co. Ltd.	157,000	28,887
	Evergreen Aviation Technologies Corp.	37,000	177,744
	Evergreen International Storage & Transport Corp.	73,000	135,821
	Evergreen Marine Corp. Taiwan Ltd.	192,400	1,206,948
	EVERGREEN Steel Corp.	62,000	214,072
#	Everlight Chemical Industrial Corp.	168,000	102,010
	Everlight Electronics Co. Ltd.	127,000	241,511
	Evertop Wire Cable Corp.	36,000	39,677
	Excel Cell Electronic Co. Ltd.	19,000	12,692
	Excelsior Medical Co. Ltd.	43,718	120,661
	EZconn Corp.	15,000	453,736
*	Falcon Machine Tools Co. Ltd.	15,000	9,082
	Far Eastern Department Stores Ltd.	324,000	227,761
	Far Eastern International Bank	843,407	346,472
	Far Eastern New Century Corp.	492,000	423,386
	Far EasTone Telecommunications Co. Ltd.	187,797	563,982
	Faraday Technology Corp.	64,081	378,298
	Farglory F T Z Investment Holding Co. Ltd.	51,772	81,527

		Shares	Value»
TAIWAN — (Continued)
#	Farglory Land Development Co. Ltd.	92,000	$161,186
	FDC International Hotels Corp.	2,000	2,882
	Feature Integration Technology, Inc.	10,000	23,278
*	Federal Corp.	96,000	61,557
	Feedback Technology Corp.	14,040	49,161
	Feng Hsin Steel Co. Ltd.	152,000	312,657
	Feng TAY Enterprise Co. Ltd.	85,880	339,926
	FIC Global, Inc.	23,000	26,551
*	FineMat Applied Materials Co. Ltd.	19,000	21,651
	FineTek Co. Ltd.	10,404	38,763
	Firich Enterprises Co. Ltd.	93,000	71,925
#	First Copper Technology Co. Ltd.	75,000	101,909
	First Financial Holding Co. Ltd.	1,160,173	1,076,131
	First Hi-Tec Enterprise Co. Ltd.	11,000	125,410
	First Hotel	65,000	27,370
	First Insurance Co. Ltd.	103,000	87,997
*	First Steamship Co. Ltd.	312,000	58,414
#	FIT Holding Co. Ltd.	69,000	83,046
	Fitipower Integrated Technology, Inc.	35,150	173,215
*	FLEXium Interconnect, Inc.	108,000	221,339
#	Flytech Technology Co. Ltd.	36,000	124,120
	FocalTech Systems Co. Ltd.	68,000	130,191
	Forcecon Tech Co. Ltd.	24,672	87,518
	Forest Water Environment Engineering Co. Ltd.	17,544	22,951
	Formosa Advanced Technologies Co. Ltd.	58,000	71,369
#	Formosa Chemicals & Fibre Corp.	587,000	555,445
	Formosa International Hotels Corp.	25,000	154,754

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Formosa Laboratories, Inc.	38,000	$76,452
	Formosa Oilseed Processing Co. Ltd.	15,297	15,211
	Formosa Optical Technology Co. Ltd.	8,000	25,406
	Formosa Petrochemical Corp.	133,000	193,375
#	Formosa Plastics Corp.	638,000	788,406
	Formosa Sumco Technology Corp.	27,000	87,223
	Formosa Taffeta Co. Ltd.	331,000	160,099
	Formosan Rubber Group, Inc.	75,700	58,429
	Formosan Union Chemical Corp.	126,000	68,108
	Fortune Electric Co. Ltd.	33,000	762,974
	Fositek Corp.	8,000	375,035
	Founding Construction & Development Co. Ltd.	67,000	32,446
	Foxconn Technology Co. Ltd.	159,000	367,536
	Foxsemicon Integrated Technology, Inc.	30,000	359,563
	Franbo Lines Corp.	79,663	55,832
	Froch Enterprise Co. Ltd.	98,000	44,238
	FSP Technology, Inc.	39,000	76,647
	Fu Chun Shin Machinery Manufacture Co. Ltd.	27,315	17,333
#	Fu Hua Innovation Co. Ltd.	120,642	76,783
	Fubon Financial Holding Co. Ltd.	1,190,667	3,523,858
	Fulgent Sun International Holding Co. Ltd.	60,443	188,107
	Fullerton Technology Co. Ltd.	41,000	31,333
*	Fulltech Fiber Glass Corp.	121,745	284,912
	Fusheng Precision Co. Ltd.	34,000	267,418
	Fwusow Industry Co. Ltd.	100,045	44,357
	G Shank Enterprise Co. Ltd.	41,416	129,236

		Shares	Value»
TAIWAN — (Continued)
	Gallant Micro Machining Co. Ltd.	1,000	$20,512
	Gallant Precision Machining Co. Ltd.	11,000	33,013
#	Gamania Digital Entertainment Co. Ltd.	40,000	77,123
*	GCS Holdings, Inc.	23,000	135,614
	GEM Services, Inc.	27,000	71,460
#	Gemtek Technology Corp.	133,000	112,913
*	General Interface Solution GIS Holding Ltd.	84,000	134,529
	General Plastic Industrial Co. Ltd.	30,000	27,367
	Generalplus Technology, Inc.	28,000	35,567
	Genesys Logic, Inc.	29,000	101,238
	Genius Electronic Optical Co. Ltd.	33,000	448,409
	Genovate Biotechnology Co. Ltd.	15,759	10,207
	GeoVision, Inc.	12,460	18,688
	Getac Holdings Corp.	71,000	318,050
	GFC Ltd.	23,000	92,743
	Giant Manufacturing Co. Ltd.	101,015	332,808
*	Giantplus Technology Co. Ltd.	114,000	44,003
	Gigabyte Technology Co. Ltd.	86,000	779,619
*	Gigasolar Materials Corp.	20,474	45,076
*	Gigastorage Corp.	108,000	66,408
	Global Brands Manufacture Ltd.	97,215	367,668
	Global Lighting Technologies, Inc.	27,000	36,604
	Global Mixed Mode Technology, Inc.	24,000	181,527
	Global PMX Co. Ltd.	28,000	129,460
	Global Unichip Corp.	11,000	543,839
	Global View Co. Ltd.	15,000	29,481
	Globaltek Fabrication Co. Ltd.	12,000	21,872
	Globalwafers Co. Ltd.	67,000	1,101,545
	Globe Union Industrial Corp.	97,566	32,629
	Gloria Material Technology Corp.	157,000	173,404
*	GlycoNex, Inc.	29,000	21,654
	GMI Technology, Inc.	22,463	28,375

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Gold Circuit Electronics Ltd.	61,800	$927,875
	Golden Long Teng Development Co. Ltd.	35,000	31,298
	Goldsun Building Materials Co. Ltd.	268,000	315,084
	Good Finance Securities Co. Ltd.	19,000	15,822
	Good Will Instrument Co. Ltd.	31,000	57,378
	Gordon Auto Body Parts	47,000	48,394
	Gourmet Master Co. Ltd.	43,000	97,532
	Grand Fortune Securities Co. Ltd.	139,990	54,091
#*	Grand Pacific Petrochemical	400,433	134,094
	Grand Process Technology Corp.	3,000	140,978
	GrandTech CG Systems, Inc.	12,437	21,786
	Grape King Bio Ltd.	44,000	176,586
	Great China Metal Industry	51,000	33,332
	Great Taipei Gas Co. Ltd.	70,000	68,284
	Great Tree Pharmacy Co. Ltd.	31,821	114,213
	Great Wall Enterprise Co. Ltd.	225,100	380,180
	Greatek Electronics, Inc.	135,000	308,707
	Green World FinTech Service Co. Ltd.	32,000	61,932
	Group Up Industrial Co. Ltd.	11,000	99,281
	GTM Holdings Corp.	36,000	35,517
#	Gudeng Precision Industrial Co. Ltd.	19,246	219,571
*	Hai Kwang Enterprise Corp.	46,971	22,185
	Hannstar Board Corp.	96,840	296,220
*	HannStar Display Corp.	697,000	161,603
*	HannsTouch Holdings Co.	227,000	47,201
	Hanpin Electron Co. Ltd.	20,000	29,885
*	Harvatek Corp.	61,000	40,099
	Heran Co. Ltd.	25,200	52,166
#	Hey Song Corp.	98,000	118,930

		Shares	Value»
TAIWAN — (Continued)
	Hi-Clearance, Inc.	7,518	$33,626
	Highlight Tech Corp.	27,000	38,583
	Highwealth Construction Corp.	236,917	300,062
	Hi-Lai Foods Co. Ltd.	6,000	31,207
	HIM International Music, Inc.	15,000	45,600
	Hiroca Holdings Ltd.	21,000	14,544
*	Hitron Technology, Inc.	41,000	32,294
	Hiwin Mikrosystem Corp.	13,000	47,685
	Hiwin Technologies Corp.	64,701	467,149
	Hiyes International Co. Ltd.	20,759	56,375
	Ho Tung Chemical Corp.	278,000	74,035
	Hocheng Corp.	102,960	59,836
	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	40,487
	Holiday Entertainment Co. Ltd.	18,950	37,344
#	Holy Stone Enterprise Co. Ltd.	45,550	168,523
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	823,000	6,845,205
	Hong Pu Real Estate Development Co. Ltd.	74,000	62,742
	Hong TAI Electric Industrial	76,000	97,155
	Horizon Securities Co. Ltd.	114,240	40,444
#	Hota Industrial Manufacturing Co. Ltd.	99,000	190,822
	Hotai Finance Co. Ltd.	85,480	171,080
	Hotai Motor Co. Ltd.	37,100	680,170
	Hsin Ba Ba Corp.	13,269	20,309
	Hsin Kuang Steel Co. Ltd.	82,000	105,743
	Hsin Yung Chien Co. Ltd.	6,000	17,561
	Hsing TA Cement Co.	41,000	20,621
#*	HTC Corp.	231,000	376,835
	Hu Lane Associate, Inc.	29,058	124,164
	HUA ENG Wire & Cable Co. Ltd.	119,000	127,355
	Hua Nan Financial Holdings Co. Ltd.	1,273,960	1,208,703

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Hua Yu Lien Development Co. Ltd.	55,961	$113,078
	Huaku Development Co. Ltd.	91,150	308,326
	Huang Hsiang Construction Corp.	51,838	69,417
	Huikwang Corp.	14,000	11,186
	Hung Ching Development & Construction Co. Ltd.	49,000	43,427
	Hung Sheng Construction Ltd.	135,000	93,513
	Huxen Corp.	7,000	11,017
	Hwa Fong Rubber Industrial Co. Ltd.	78,000	38,284
	Hwacom Systems, Inc.	32,000	25,361
#	Hwang Chang General Contractor Co. Ltd.	85,053	191,200
	Ibase Technology, Inc.	39,000	61,982
	IBF Financial Holdings Co. Ltd.	1,053,953	521,888
*	IC Plus Corp.	7,000	11,599
	ICARES Medicus, Inc.	3,300	9,502
	Ichia Technologies, Inc.	75,000	123,655
#	I-Chiun Precision Industry Co. Ltd.	56,864	135,222
*	Ideal Bike Corp.	29,000	5,687
#	IEI Integration Corp.	57,000	123,846
	IKKA Holdings Cayman Ltd.	6,286	17,037
#	In Win Development, Inc.	9,000	23,857
	Infortrend Technology, Inc.	72,000	53,524
	Info-Tek Corp.	13,000	15,422
	Ingentec Corp.	5,512	44,687
	Innodisk Corp.	32,813	458,014
#	Innolux Corp.	1,214,587	523,104
	Inpaq Technology Co. Ltd.	26,205	73,814
	Insyde Software Corp.	8,000	58,997
	Intai Technology Corp.	11,000	35,721
	Integrated Service Technology, Inc.	22,579	80,857
*	IntelliEPI, Inc.	10,000	50,693
	Interactive Digital Technologies, Inc.	13,000	31,266
*	International CSRC Investment Holdings Co.	306,000	101,643

		Shares	Value»
TAIWAN — (Continued)
#	International Games System Co. Ltd.	45,000	$1,051,521
	Inventec Corp.	344,000	510,548
#	Iron Force Industrial Co. Ltd.	20,742	63,985
	I-Sheng Electric Wire & Cable Co. Ltd.	36,000	54,220
	ITE Technology, Inc.	51,000	215,625
	ITEQ Corp.	82,000	310,465
	Jarllytec Co. Ltd.	9,225	29,339
	Jean Co. Ltd.	70,409	58,318
	Jentech Precision Industrial Co. Ltd.	8,299	569,031
#	Jetwell Computer Co. Ltd.	10,080	57,978
	Jia Wei Lifestyle, Inc.	18,900	24,461
	Jih Lin Technology Co. Ltd.	28,000	48,826
	Jiin Yeeh Ding Enterprise Co. Ltd.	25,000	52,198
#	Jinan Acetate Chemical Co. Ltd.	198,880	389,193
	Johnson Chemical Pharmaceutical Works Corp.	16,000	34,836
	Johnson Health Tech Co. Ltd.	28,000	145,000
#	JPC connectivity, Inc.	26,000	140,515
	JPP Holding Co. Ltd.	18,000	185,331
	JSL Construction & Development Co. Ltd.	48,129	79,751
	K Laser Technology, Inc.	47,000	23,817
	Kaimei Electronic Corp.	40,400	122,737
	Kao Fong Machinery Co. Ltd.	24,000	30,397
	Kaori Heat Treatment Co. Ltd.	9,000	181,321
	Kedge Construction Co. Ltd.	26,407	75,425
	Keding Enterprises Co. Ltd.	10,000	35,933
	KEE TAI Properties Co. Ltd.	130,935	44,903
	Kenda Rubber Industrial Co. Ltd.	219,051	142,637
	Kent Industrial Co. Ltd.	12,000	9,722
	Kerry TJ Logistics Co. Ltd.	82,000	89,634

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Keystone Microtech Corp.	8,000	$109,962
	KGI Financial Holding Co. Ltd.	2,484,010	1,281,355
#	KHGEARS International Ltd.	10,000	56,413
#	Kindom Development Co. Ltd.	127,600	137,985
	King Chou Marine Technology Co. Ltd.	27,000	44,988
	King Polytechnic Engineering Co. Ltd.	17,400	25,733
	King Slide Works Co. Ltd.	5,000	663,309
#	King Yuan Electronics Co. Ltd.	201,000	1,409,295
*	King’s Town Construction Co. Ltd.	18,000	24,389
	Kingwaytek Technology Co. Ltd.	5,000	10,391
	Kinik Co.	26,000	263,988
*	Kinko Optical Co. Ltd.	54,000	80,355
#	Kinpo Electronics	402,000	295,832
#	Kinsus Interconnect Technology Corp.	117,000	516,375
	KMC Kuei Meng International, Inc.	18,000	52,665
	KNH Enterprise Co. Ltd.	40,000	22,024
	Ko Ja Cayman Co. Ltd.	18,000	21,314
	KS Terminals, Inc.	45,000	73,214
	Kuen Ling Machinery Refrigerating Co. Ltd.	26,000	32,864
	Kung Long Batteries Industrial Co. Ltd.	25,000	98,691
*	Kung Sing Engineering Corp.	139,000	52,347
	Kuo Toong International Co. Ltd.	73,000	136,818
*	Kuo Yang Construction Co. Ltd.	86,000	52,664
	Kwong Lung Enterprise Co. Ltd.	34,000	52,852
	L&K Engineering Co. Ltd.	26,166	404,791
	La Kaffa International Co. Ltd.	10,000	24,096

		Shares	Value»
TAIWAN — (Continued)
	Lanner Electronics, Inc.	29,380	$76,797
	Largan Precision Co. Ltd. (3008 TT)	15,000	1,076,612
	Laser Tek Taiwan Co. Ltd.	25,300	42,499
	Laster Tech Co. Ltd.	37,000	24,983
*	Leader Electronics, Inc.	74,000	26,606
	Leadtrend Technology Corp.	15,119	23,607
*	Lealea Enterprise Co. Ltd.	252,600	53,457
	LEE CHI Enterprises Co. Ltd.	66,000	25,294
	Lelon Electronics Corp.	41,000	144,650
	Lemtech Holdings Co. Ltd.	16,800	43,610
	Leo Systems, Inc.	20,000	23,110
*	Leofoo Development Co. Ltd.	59,000	32,309
*	Li Peng Enterprise Co. Ltd.	228,000	41,121
#	Lian HWA Food Corp.	36,606	131,824
	Lien Hwa Industrial Holdings Corp.	160,420	251,653
	Lingsen Precision Industries Ltd.	119,000	79,432
	Lintes Technology Co. Ltd.	5,000	14,906
	Lion Travel Service Co. Ltd.	24,000	122,357
	Lite-On Technology Corp.	241,000	1,398,158
	Liton Technology Corp.	29,000	44,941
*	Long Bon International Co. Ltd.	23,000	10,993
	Long Da Construction & Development Corp.	77,000	71,391
*	Longchen Paper & Packaging Co. Ltd	266,603	81,076
	Longwell Co.	41,000	249,400
#	Loop Telecommunication International, Inc.	21,000	31,047
	Lotes Co. Ltd.	19,207	856,358
	Lotus Pharmaceutical Co. Ltd.	44,000	422,106
	Loyalty Founder Enterprise Co. Ltd.	31,000	30,238

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Lucky Cement Corp.	107,000	$52,006
	Lumax International Corp. Ltd.	34,600	111,174
*	Lung Yen Life Service Corp.	48,000	81,137
	Lungteh Shipbuilding Co. Ltd.	26,050	101,449
	Luxe Green Energy Technology Co. Ltd.	21,630	15,625
	LuxNet Corp.	12,617	83,118
	M3 Technology, Inc.	6,000	16,187
	Macauto Industrial Co. Ltd.	19,000	36,743
#	Machvision, Inc.	10,000	182,078
	Macnica Galaxy, Inc.	6,000	17,115
	Macroblock, Inc.	10,000	19,095
*	Macronix International Co. Ltd.	567,000	571,612
	MacroWell OMG Digital Entertainment Co. Ltd.	4,000	10,638
	Magnate Technology Co. Ltd.	22,000	30,319
	Makalot Industrial Co. Ltd.	77,780	678,624
	Marketech International Corp.	35,000	278,362
#	Materials Analysis Technology, Inc.	15,622	102,911
	Maxigen Biotech, Inc.	13,650	18,831
	Mayer Steel Pipe Corp.	72,000	55,690
*	Mechema Chemicals International Corp.	22,000	52,203
	MediaTek, Inc.	114,000	4,834,674
*	Medigen Biotechnology Corp.	12,000	11,515
	Mega Financial Holding Co. Ltd.	1,178,835	1,549,808
	Megaforce Co. Ltd.	16,000	21,468
	Meiloon Industrial Co.	46,800	35,706
	Mercuries & Associates Holding Ltd.	184,396	85,669
	Mercuries Data Systems Ltd.	15,000	12,442
*	Mercuries Life Insurance Co. Ltd.	1,132,032	266,153
	Merida Industry Co. Ltd.	79,000	256,024
#	Merry Electronics Co. Ltd.	77,101	256,173
	METAAGE Corp.	37,000	62,466
*	Microbio Co. Ltd.	131,399	93,973

		Shares	Value»
TAIWAN — (Continued)
#	Micro-Star International Co. Ltd.	120,000	$425,389
	Mildef Crete, Inc.	13,000	45,240
	MIN AIK Technology Co. Ltd.	62,000	44,280
	Mitac Holdings Corp.	190,300	614,280
*	Mobiletron Electronics Co. Ltd.	11,000	10,738
	momo.com, Inc.	24,637	186,651
*	MOSA Industrial Corp.	64,400	35,417
	Mosel Vitelic, Inc.	18,000	19,836
	Motech Industries, Inc.	99,000	54,622
	MPI Corp.	7,000	474,634
	MSSCORPS Co. Ltd.	20,523	113,838
	Munsin Garment Corp.	8,000	12,537
	My Humble House Hospitality Management Consulting	13,000	15,587
	Nak Sealing Technologies Corp.	23,000	79,501
	Namchow Holdings Co. Ltd.	54,000	67,944
	Nan Juen International Co. Ltd.	7,000	63,724
#	Nan Kang Rubber Tire Co. Ltd.	146,974	172,742
	Nan Liu Enterprise Co. Ltd.	10,000	14,339
	Nan Pao Resins Chemical Co. Ltd.	19,000	226,383
*	Nan Ren Lake Leisure Amusement Co. Ltd.	36,333	11,724
	Nan Ya Plastics Corp.	557,000	749,501
#	Nan Ya Printed Circuit Board Corp.	31,000	290,563
	Nang Kuang Pharmaceutical Co. Ltd.	26,000	32,829
	Nantex Industry Co. Ltd.	94,000	68,103
*	Nanya Technology Corp.	200,000	854,099
	National Aerospace Fasteners Corp.	7,000	24,439
	National Petroleum Co. Ltd.	21,000	39,140
	Netronix, Inc.	18,000	78,686
*	New Asia Construction & Development Corp.	50,000	24,030

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	New Best Wire Industrial Co. Ltd.	8,000	$7,591
*	Newmax Technology Co. Ltd.	45,000	44,789
	Nextronics Engineering Corp.	11,000	40,065
	Nichidenbo Corp.	67,000	196,241
	Nidec Chaun-Choung Technology Corp.	4,000	17,657
	Nien Hsing Textile Co. Ltd.	53,000	28,598
	Nien Made Enterprise Co. Ltd.	31,000	371,374
	Niko Semiconductor Co. Ltd.	19,101	35,045
	Nishoku Technology, Inc.	18,000	74,190
#	North-Star International Co. Ltd.	63,178	54,286
	Nova Technology Corp.	10,000	55,845
#	Novatek Microelectronics Corp.	100,000	1,274,113
	Nuvoton Technology Corp.	72,000	143,611
	O-Bank Co. Ltd.	369,000	108,566
	Ocean Plastics Co. Ltd.	60,000	70,198
	OK Biotech Co. Ltd.	46,571	21,343
	Optimax Technology Corp.	41,946	27,321
	Orient Europharma Co. Ltd.	12,000	18,039
	Orient Semiconductor Electronics Ltd.	130,000	204,134
*	Oriental Union Chemical Corp.	183,000	71,062
	O-TA Precision Industry Co. Ltd.	22,000	53,088
	Pacific Construction Co.	101,000	31,282
	Pacific Hospital Supply Co. Ltd.	16,000	46,007
	Paiho Shih Holdings Corp.	77,309	62,572
	Pan Asia Chemical Corp.	51,519	15,829
	Pan German Universal Motors Ltd.	10,000	94,346
	Pan Jit International, Inc.	102,000	278,448

		Shares	Value»
TAIWAN — (Continued)
#	Pan-International Industrial Corp.	131,000	$237,970
	Panion & BF Biotech, Inc.	21,000	45,201
	Parade Technologies Ltd.	22,000	484,709
*	Paragon Technologies Co. Ltd.	4,000	2,729
#	Parpro Corp.	37,000	63,211
*	PChome Online, Inc.	63,268	71,581
	PCL Technologies, Inc.	20,281	78,484
	P-Duke Technology Co. Ltd.	16,000	53,021
	Pegatron Corp.	332,000	798,722
	Pegavision Corp.	15,514	171,602
	PharmaEngine, Inc.	41,000	94,722
	PharmaEssentia Corp.	32,096	518,542
#*	Phihong Technology Co. Ltd.	109,000	107,764
	Phison Electronics Corp.	21,000	724,001
	Phoenix Silicon International Corp.	48,272	270,166
	Phoenix Tours International, Inc.	19,215	32,266
*	Phytohealth Corp.	53,000	23,996
	Pixart Imaging, Inc.	44,000	330,288
	Planet Technology Corp.	13,000	55,887
	Plastron Precision Co. Ltd.	27,000	14,554
	Polytronics Technology Corp.	14,000	20,866
	Posiflex Technology, Inc.	21,000	147,132
	Pou Chen Corp.	395,000	375,840
	Power Wind Health Industry, Inc.	16,000	85,169
#*	Powerchip Semiconductor Manufacturing Corp.	727,000	737,967
	Powertech Technology, Inc.	173,000	966,405
	Poya International Co. Ltd.	18,495	273,332
	President Chain Store Corp.	102,000	789,886
	President Securities Corp.	317,900	244,496
	Primax Electronics Ltd.	185,000	497,780
	Prince Housing & Development Corp.	345,000	99,979

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Princeton Technology Corp.	40,000	$18,542
	Pro Hawk Corp.	2,000	9,753
#	Promate Electronic Co. Ltd.	81,598	125,699
#	Prosperity Dielectrics Co. Ltd.	38,000	72,465
	PSS Co. Ltd.	9,000	44,240
	Qisda Corp.	394,420	396,324
	QST International Corp.	31,839	43,929
	Qualipoly Chemical Corp.	32,000	187,853
	Quang Viet Enterprise Co. Ltd.	17,168	43,083
	Quanta Computer, Inc.	312,000	3,025,847
	Quanta Storage, Inc.	50,000	172,259
*	Quintain Steel Co. Ltd.	91,514	25,921
	Radiant Opto-Electronics Corp.	128,000	548,306
	Radium Life Tech Co. Ltd.	251,268	89,743
	Rafael Microelectronics, Inc.	2,000	7,222
#	Raydium Semiconductor Corp.	27,000	213,369
	Realtek Semiconductor Corp.	85,000	1,419,386
	Rechi Precision Co. Ltd.	113,000	84,730
	Rexon Industrial Corp. Ltd.	37,000	33,139
	Rich Development Co. Ltd.	217,280	59,830
*	Right WAY Industrial Co. Ltd.	47,000	18,861
	RiTdisplay Corp.	20,041	21,516
*	Ritek Corp.	225,000	72,765
	Rodex Fasteners Corp.	12,000	10,997
	Roundtop Machinery Industries Co. Ltd.	20,000	14,785
	Ruby Tech Corp.	9,270	13,591
	Ruentex Development Co. Ltd.	259,400	251,259
	Ruentex Engineering & Construction Co.	25,440	138,379
	Ruentex Industries Ltd.	201,619	351,734

		Shares	Value»
TAIWAN — (Continued)
	Run Long Construction Co. Ltd.	88,800	$109,617
	Sakura Development Co. Ltd.	110,296	172,290
	Sampo Corp.	105,000	83,962
	San Fang Chemical Industry Co. Ltd.	59,000	59,269
	San Fu Chemical Co. Ltd.	12,000	42,269
	San Lien Technology Corp. Ltd.	8,400	22,525
	San Shing Fastech Corp.	22,000	36,757
*	SanDi Properties Co. Ltd.	8,000	9,560
	Sanyang Motor Co. Ltd.	185,000	362,999
	Savior Lifetec Corp.	104,000	57,782
	SCI Pharmtech, Inc.	22,714	42,492
	Scientech Corp.	14,000	161,360
	ScinoPharm Taiwan Ltd.	103,000	58,639
	SciVision Biotech, Inc.	21,000	61,205
#	SDI Corp.	39,000	107,900
	Sea Sonic Electronics Co. Ltd.	20,000	44,732
	Securitag Assembly Group Co. Ltd.	4,000	13,761
	Senao International Co. Ltd.	31,000	29,240
	Senao Networks, Inc.	10,467	51,636
	Sensortek Technology Corp.	8,000	49,385
	Sercomm Corp.	113,000	362,151
	Sesoda Corp.	87,000	85,333
	Shanghai Commercial & Savings Bank Ltd.	613,881	790,253
	Sharehope Medicine Co. Ltd.	36,087	28,506
	Sheng Yu Steel Co. Ltd.	37,000	25,478
#	ShenMao Technology, Inc.	36,000	118,260
	Shieh Yih Machinery Industry Co. Ltd.	43,000	29,863
	Shih Her Technologies, Inc.	15,026	84,418
*	Shih Wei Navigation Co. Ltd.	120,201	68,399
	Shihlin Electric & Engineering Corp.	31,000	200,368
*	Shihlin Paper Corp.	31,000	55,143
	Shin Hsiung Natural Gas Co. Ltd.	6,674	8,815

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shin Ruenn Development Co. Ltd.	41,135	$77,877
#	Shin Zu Shing Co. Ltd.	43,086	294,154
*	Shining Building Business Co. Ltd.	145,000	42,666
	Shinkong Insurance Co. Ltd.	75,000	274,190
#	Shinkong Synthetic Fibers Corp.	394,000	170,775
	Shinkong Textile Co. Ltd.	44,000	80,788
	Shiny Brands Group Co. Ltd.	12,100	40,848
	Shiny Chemical Industrial Co. Ltd.	51,000	241,430
*	Shuttle, Inc.	108,000	64,959
	Sigurd Microelectronics Corp.	149,000	504,105
#	Silergy Corp.	43,000	309,376
#	Silicon Integrated Systems Corp.	123,785	221,891
*	Silicon Optronics, Inc.	11,000	21,454
	Silitech Technology Corp.	12,000	13,680
	Simplo Technology Co. Ltd.	44,000	500,866
	Sinbon Electronics Co. Ltd.	75,000	514,032
	Sincere Navigation Corp.	102,000	80,117
	Singatron Enterprise Co. Ltd.	42,000	41,773
	Sinmag Equipment Corp.	12,000	52,468
*	Sino Tactful Co. Ltd.	27,000	17,556
	Sino-American Silicon Products, Inc.	133,000	538,186
	Sinon Corp.	140,000	194,198
	SinoPac Financial Holdings Co. Ltd.	1,534,226	1,277,079
	Sinopower Semiconductor, Inc.	6,000	20,949
	Sinphar Pharmaceutical Co. Ltd.	58,968	61,695
	Sinyi Realty, Inc.	88,000	64,806
	Sirtec International Co. Ltd.	36,000	29,477
	Sitronix Technology Corp.	37,000	240,406

		Shares	Value»
TAIWAN — (Continued)
	Siward Crystal Technology Co. Ltd.	54,000	$39,508
	Soft-World International Corp.	19,000	62,947
	Solar Applied Materials Technology Corp.	168,000	322,896
	Solteam, Inc.	26,465	41,480
	Song Shang Electronics Co. Ltd.	27,000	18,813
	Sonix Technology Co. Ltd.	45,000	51,340
	Southeast Cement Co. Ltd.	52,000	28,030
	Speed Tech Corp.	60,000	91,932
	Sporton International, Inc.	27,650	160,778
#	Sports Gear Co. Ltd.	23,000	83,806
	St. Shine Optical Co. Ltd.	15,000	63,657
	Standard Chemical & Pharmaceutical Co. Ltd.	29,000	52,292
	Standard Foods Corp.	158,000	161,226
#	Stark Technology, Inc.	30,000	155,654
#*	Starlux Airlines Co. Ltd.	269,000	209,781
	S-Tech Corp.	70,390	53,475
	Sun Max Tech Ltd.	15,710	42,738
*	Sun Yad Construction Co. Ltd.	86,007	43,832
	Sunfun Info Co. Ltd.	26,960	28,678
	Sunjuice Holdings Co. Ltd.	7,359	34,939
*	Sunko INK Co. Ltd.	69,000	26,619
	SunMax Biotechnology Co. Ltd.	8,000	101,423
	Sunny Friend Environmental Technology Co. Ltd.	32,119	86,376
	Sunonwealth Electric Machine Industry Co. Ltd.	68,000	331,907
	Sunplus Innovation Technology, Inc.	9,240	40,607
*	Sunplus Technology Co. Ltd.	139,000	96,975
	Sunrex Technology Corp.	56,000	75,658
	Sunspring Metal Corp.	50,000	35,749
	Superalloy Industrial Co. Ltd.	70,000	108,010
#	Supreme Electronics Co. Ltd.	177,693	380,680

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Swancor Holding Co. Ltd.	11,000	$44,510
	Sweeten Real Estate Development Co. Ltd.	45,935	42,118
	Symtek Automation Asia Co. Ltd.	26,421	134,242
#	Syncmold Enterprise Corp.	49,000	109,545
#	Synmosa Biopharma Corp.	137,339	149,757
	Synnex Technology International Corp.	204,000	376,089
	Syscom Computer Engineering Co.	15,000	27,871
#	Systex Corp.	66,000	277,373
	T3EX Global Holdings Corp.	39,000	88,408
	TA Chen Stainless Pipe	324,570	386,881
	Ta Ya Electric Wire & Cable	250,151	340,579
	Tah Hsin Industrial Corp.	5,720	11,918
	TA-I Technology Co. Ltd.	30,000	60,897
	Tai Tung Communication Co. Ltd.	69,192	51,137
	Taichung Commercial Bank Co. Ltd.	580,237	403,380
	TaiDoc Technology Corp.	18,000	71,907
	Taiflex Scientific Co. Ltd.	92,769	204,640
#	Taimide Tech, Inc.	45,000	88,110
	Tainan Enterprises Co. Ltd.	22,000	19,421
#	Tainan Spinning Co. Ltd.	389,000	159,232
*	Tainergy Tech Co. Ltd.	69,000	33,005
	Tai-Saw Technology Co. Ltd.	16,000	12,839
	TaiSol Electronics Co. Ltd.	24,000	41,206
	Taisun Enterprise Co. Ltd.	60,000	36,073
	Taita Chemical Co. Ltd.	37,000	13,213
#	TAI-TECH Advanced Electronics Co. Ltd.	26,000	126,867
	Taiwan Business Bank	1,220,068	607,725

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Chinsan Electronic Industrial Co. Ltd.	43,000	$59,924
#	Taiwan Cogeneration Corp.	168,301	263,767
	Taiwan Cooperative Financial Holding Co. Ltd.	1,125,536	869,866
	Taiwan FamilyMart Co. Ltd.	17,000	105,881
	Taiwan Fertilizer Co. Ltd.	209,000	326,708
	Taiwan Fire & Marine Insurance Co. Ltd.	93,000	108,910
	Taiwan Fructose Co. Ltd.	26,500	15,840
	Taiwan FU Hsing Industrial Co. Ltd.	44,000	73,469
#*	Taiwan Glass Industry Corp.	365,000	331,170
	Taiwan High Speed Rail Corp.	283,000	251,541
	Taiwan Hon Chuan Enterprise Co. Ltd.	93,757	384,414
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	62,294	63,368
*	Taiwan IC Packaging Corp.	41,000	23,391
	Taiwan Line Tek Electronic	14,420	11,497
#*	Taiwan Mask Corp.	74,000	92,244
#	Taiwan Mobile Co. Ltd.	280,000	996,479
	Taiwan Navigation Co. Ltd.	82,000	77,504
	Taiwan Optical Platform Co. Ltd.	9,000	22,637
	Taiwan Paiho Ltd.	90,000	166,963
#	Taiwan PCB Techvest Co. Ltd.	92,000	105,439
	Taiwan Sakura Corp.	48,000	132,927
	Taiwan Sanyo Electric Co. Ltd.	43,000	49,402
	Taiwan Secom Co. Ltd.	75,000	263,146
	Taiwan Semiconductor Co. Ltd.	78,000	138,964
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	2,547,000	123,172,070

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Shin Kong Security Co. Ltd.	83,000	$109,876
	Taiwan Speciality Chemicals Corp.	5,000	54,870
	Taiwan Steel Union Co. Ltd.	7,000	25,007
*	Taiwan Styrene Monomer	120,000	32,875
	Taiwan Surface Mounting Technology Corp.	95,000	338,661
	Taiwan Taxi Co. Ltd.	16,000	68,634
*	Taiwan TEA Corp.	177,000	79,925
	Taiwan Union Technology Corp.	69,000	860,328
#*	Taiwan-Asia Semiconductor Corp.	142,000	111,171
	Taiyen Biotech Co. Ltd.	27,000	27,986
*	Tang Eng Iron Works Co. Ltd.	20,000	18,556
#	Tatung Co. Ltd.	366,450	429,521
	Tatung System Technologies, Inc.	9,040	21,880
*	TBI Motion Technology Co. Ltd.	32,000	40,164
	TCC Group Holdings Co. Ltd.	1,033,076	741,207
	TCI Co. Ltd.	41,000	151,336
	Te Chang Construction Co. Ltd.	28,000	56,314
#	Team Group, Inc.	21,000	91,741
	Teco Electric & Machinery Co. Ltd.	179,000	673,671
	Tehmag Foods Corp.	8,000	76,404
	Tera Autotech Corp.	17,000	12,326
#	Test Research, Inc.	50,000	253,342
	Test Rite International Co. Ltd.	47,000	31,034
*	Thermaltake Technology Co. Ltd.	12,000	12,355
	Thinking Electronic Industrial Co. Ltd.	29,000	177,505
	Thye Ming Industrial Co. Ltd.	40,000	70,397
	Tofu Restaurant Co. Ltd.	2,000	13,000
	Ton Yi Industrial Corp.	273,000	159,332
	Tong Hsing Electronic Industries Ltd.	67,970	276,112
	Tong Yang Industry Co. Ltd.	151,000	473,749

		Shares	Value»
TAIWAN — (Continued)
#	Tong-Tai Machine & Tool Co. Ltd.	71,000	$74,634
	Top Bright Holding Co. Ltd.	2,000	18,586
	Top Union Electronics Corp.	33,135	32,296
	Topco Scientific Co. Ltd.	54,780	606,980
	Topco Technologies Corp.	10,000	20,166
	Topkey Corp.	26,000	157,272
#	Topoint Technology Co. Ltd.	35,000	133,870
	Toung Loong Textile Manufacturing	15,000	8,430
	TPK Holding Co. Ltd.	148,000	174,482
	Trade-Van Information Services Co.	6,000	18,741
	Transcend Information, Inc.	50,000	214,138
	Transcom, Inc.	26,785	117,862
	Trigold Holdings Ltd.	1,000	1,523
	Triocean Industrial Corp. Co. Ltd.	6,000	17,814
	Tripod Technology Corp.	78,000	862,616
	Trusval Technology Co. Ltd.	6,621	55,488
	TS Financial Holding Co. Ltd. (2887 TT)	2,549,256	1,548,687
*	TS Financial Holding Co. Ltd. (28871 TT)	269,838	80,939
	Tsann Kuen Enterprise Co. Ltd.	18,419	14,673
	TSC Auto ID Technology Co. Ltd.	10,498	66,650
*	TSEC Corp.	158,000	71,951
	TSRC Corp.	204,000	99,314
	Ttet Union Corp.	14,000	65,798
	TTFB Co. Ltd.	11,218	66,714
	TTY Biopharm Co. Ltd.	80,000	206,797
*	Tul Corp.	19,000	46,975
	Tung Ho Steel Enterprise Corp.	195,000	397,810
	Tung Thih Electronic Co. Ltd.	31,200	74,066
	TURVO International Co. Ltd.	16,000	104,283
*	Twinhead International Corp.	6,000	13,499
	TXC Corp.	109,000	314,706
	TYC Brother Industrial Co. Ltd.	66,000	102,635

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Tycoons Group Enterprise	54,115	$13,837
	Tyntek Corp.	79,000	44,815
	TZE Shin International Co. Ltd.	27,000	13,244
*	U-BEST Innovative Technology Co. Ltd.	36,000	21,540
	Ubright Optronics Corp.	12,000	24,676
	UDE Corp.	29,000	99,474
	Ultra Chip, Inc.	19,000	28,049
	U-Ming Marine Transport Corp.	133,000	240,285
	Unic Technology Corp.	25,000	18,826
	Unimicron Technology Corp.	225,000	1,185,871
	Union Bank of Taiwan	284,924	171,684
	Union Insurance Co. Ltd.	22,000	19,182
*	Uniplus Electronics Co. Ltd.	37,000	28,543
	Uni-President Enterprises Corp.	588,000	1,502,293
	Unitech Computer Co. Ltd.	13,000	17,559
	Unitech Printed Circuit Board Corp.	246,772	210,139
	United Alloy-Tech Co.	35,000	61,303
	United Integrated Services Co. Ltd.	32,000	890,712
#	United Microelectronics Corp. (2303 TT)	2,025,000	3,058,210
	United Orthopedic Corp.	23,000	92,981
	United Radiant Technology	17,000	11,727
*	United Renewable Energy Co. Ltd.	570,000	126,474
	Univacco Technology, Inc.	30,000	44,109
#	Universal Cement Corp.	162,832	163,868
	Universal Microwave Technology, Inc.	8,000	114,043
	Universal Vision Biotechnology Co. Ltd.	21,798	101,309
	UPC Technology Corp.	264,000	86,847
	UPI Semiconductor Corp.	21,000	127,839
	Userjoy Technology Co. Ltd.	19,981	50,184

		Shares	Value»
TAIWAN — (Continued)
	USI Corp.	277,000	$93,045
*	Usun Technology Co. Ltd.	11,000	16,523
	Utechzone Co. Ltd.	15,000	42,264
	UVAT Technology Co. Ltd.	17,000	32,824
	Value Valves Co. Ltd.	12,000	32,677
	Vanguard International Semiconductor Corp.	172,133	538,857
	Ventec International Group Co. Ltd.	17,000	49,418
	VIA Labs, Inc.	13,000	34,884
	Via Technologies, Inc.	63,000	107,213
	Viking Tech Corp.	26,000	35,352
	Visco Vision, Inc.	13,000	83,892
#	VisEra Technologies Co. Ltd.	20,000	166,507
	Visual Photonics Epitaxy Co. Ltd.	24,000	107,369
	Vizionfocus, Inc.	13,000	75,854
#	Voltronic Power Technology Corp.	14,000	548,461
	VSO Electronics Co. Ltd.	5,251	24,907
#*	Wafer Works Corp.	190,507	193,155
	Waffer Technology Corp.	48,027	110,084
	Wah Hong Industrial Corp.	36,000	39,286
	Wah Lee Industrial Corp.	64,000	187,424
#	Walsin Lihwa Corp.	519,023	502,728
#	Walsin Technology Corp.	107,000	429,331
#	Walton Advanced Engineering, Inc.	109,000	84,760
#	Wan Hai Lines Ltd.	192,400	513,351
*	We & Win Development Co. Ltd.	73,000	26,416
	We & Win Diversification Co. Ltd.	47,000	32,778
	WEI Chih Steel Industrial Co. Ltd.	49,000	25,476
	Wei Chuan Foods Corp.	99,000	48,431
#	Weikeng Industrial Co. Ltd.	149,000	142,086
	Well Shin Technology Co. Ltd.	37,000	63,171
	Welldone Co.	19,000	31,014
	Weltrend Semiconductor	54,000	84,436

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Wholetech System Hitech Ltd.	18,000	$70,689
#	Win Semiconductors Corp.	116,000	403,245
*	Winbond Electronics Corp.	496,913	869,075
	Winmate, Inc.	12,000	64,127
	Winstek Semiconductor Co. Ltd.	27,000	83,753
	WinWay Technology Co. Ltd.	4,000	339,455
	Wisdom Marine Lines Co. Ltd.	139,000	284,774
	Wiselink Co. Ltd.	15,882	95,118
#	Wistron Corp.	306,000	1,482,974
	WITS Corp.	19,659	79,115
	Wiwynn Corp.	16,000	2,256,313
	WNC Corp.	125,647	509,853
	Wonderful Hi-Tech Co. Ltd.	36,000	53,434
	Wowprime Corp.	41,293	289,172
	WPG Holdings Ltd.	259,000	506,545
	WT Microelectronics Co. Ltd.	104,641	485,119
	WUS Printed Circuit Co. Ltd.	49,000	161,477
	XAC Automation Corp.	21,000	20,460
#	XinTec, Inc.	45,000	222,712
	X-Legend Entertainment Co. Ltd.	7,000	22,333
	Xxentria Technology Materials Corp.	59,675	66,986
	Ya Horng Electronic Co. Ltd.	15,000	27,529
	Yageo Corp.	291,168	2,343,571
#	Yang Ming Marine Transport Corp.	471,000	878,725
	Yankey Engineering Co. Ltd.	20,604	307,305
	YC INOX Co. Ltd.	146,858	91,740
	Yea Shin International Development Co. Ltd.	93,793	75,419
	Yem Chio Co. Ltd.	162,180	69,828
	Yen Sun Technology Corp.	14,000	20,980
*	Yeong Guan Energy Technology Group Co. Ltd.	46,799	30,269
	YFC-Boneagle Electric Co. Ltd.	39,000	26,485
	YFY, Inc.	373,000	307,602

		Shares	Value»
TAIWAN — (Continued)
	Yi Jinn Industrial Co. Ltd.	66,150	$35,053
*	Yieh Phui Enterprise Co. Ltd.	329,892	158,008
	Young Fast Optoelectronics Co. Ltd.	26,000	46,058
*	Young Optics, Inc.	10,000	17,762
	Youngtek Electronics Corp.	42,000	80,270
	Yuan High-Tech Development Co. Ltd.	3,000	16,456
	Yuanta Financial Holding Co. Ltd.	1,094,692	1,225,666
	Yuanta Futures Co. Ltd.	38,979	114,057
	Yuen Foong Yu Consumer Products Co. Ltd.	33,000	41,197
	Yulon Finance Corp.	99,023	309,238
	Yulon Motor Co. Ltd.	225,864	240,821
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	14,622
	Yungshin Construction & Development Co. Ltd.	16,000	39,725
	YungShin Global Holding Corp.	71,000	129,987
	Yusin Holding Corp.	13,286	29,801
	Zeng Hsing Industrial Co. Ltd.	18,669	55,940
	Zenitron Corp.	61,000	68,459
#	Zero One Technology Co. Ltd.	45,579	169,233
	Zhen Ding Technology Holding Ltd.	180,000	950,492
*	Zhong Yang Technology Co. Ltd.	16,000	21,769
*	Zig Sheng Industrial Co. Ltd.	124,000	31,111
	ZillTek Technology Corp.	11,000	72,126
*	Zinwell Corp.	73,000	33,498
	Zippy Technology Corp.	33,000	55,484
	Zyxel Group Corp.	86,895	98,897

TOTAL TAIWAN			344,446,155

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (1.6%)
	AAPICO Hitech PCL (AH/F TB)	46,400	$17,650
#*	Absolute Clean Energy PCL	547,400	22,177
	Advanced Info Service PCL	92,600	864,859
	Advanced Information Technology PCL, Class F	299,050	44,578
	AEON Thana Sinsap Thailand PCL	29,500	96,250
	After You PCL	121,000	18,636
	Airports of Thailand PCL	188,400	240,343
	Allianz Ayudhya Capital PCL	9,200	9,674
	Amata Corp. PCL	319,400	142,241
	AP Thailand PCL	738,400	197,531
	Asia Plus Group Holdings PCL	492,200	33,793
	Asia Sermkij Leasing PCL	51,600	12,367
	Asian Alliance International PCL	211,400	33,670
	Asian Insulators PCL	64,800	6,613
	Asian Sea Corp. PCL	117,700	26,572
	Asset World Corp. PCL	1,339,200	91,116
*	Assetwise PCL	38,500	7,442
	Aurora Design PCL	48,600	21,643
	B Grimm Power PCL	146,900	73,598
	Bangchak Corp. PCL	197,500	180,184
	Bangchak Sriracha PCL	280,900	38,745
	Bangkok Airways PCL	198,900	79,966
	Bangkok Aviation Fuel Services PCL	29,700	8,864
	Bangkok Bank PCL (BBLF TB)	105,900	524,014
	Bangkok Chain Hospital PCL	264,300	92,364
	Bangkok Commercial Asset Management PCL	628,346	131,169
	Bangkok Dusit Medical Services PCL, Class F	766,800	448,199
#	Bangkok Expressway & Metro PCL	969,800	154,460
	Bangkok Land PCL	4,188,000	64,760
	Bangkok Life Assurance PCL, NVDR	48,900	27,221
	Banpu PCL	1,657,700	258,895

		Shares	Value»
THAILAND — (Continued)
#	Banpu Power PCL	193,006	$76,403
	BCPG PCL	194,700	49,676
	BEC World PCL	300,000	18,092
#	Berli Jucker PCL	232,200	131,414
	Betagro PCL	269,900	133,552
	BKI Holdings PCL	19,100	180,752
	Bluebik Group PCL	23,900	13,822
*	Bound & Beyond PCL	54,600	11,651
	Brooker Group PCL	1,399,900	13,854
*	BTS Group Holdings PCL	1,817,300	165,235
	Bumrungrad Hospital PCL	75,600	402,140
	Cal-Comp Electronics Thailand PCL, Class F	435,087	82,079
	Carabao Group PCL	49,900	69,445
	Central Pattana PCL	175,500	291,731
	Central Plaza Hotel PCL	69,300	69,118
	Central Retail Corp. PCL	279,100	176,946
	CH Karnchang PCL	298,800	141,384
	Charoen Pokphand Foods PCL	432,000	281,899
	Chularat Hospital PCL	1,200,500	58,289
	CK Power PCL	471,600	37,337
	Com7 PCL	162,400	125,561
	Cotto F	288,200	1,693
*	Country Group Development PCL	1,753,500	5,965
	CP ALL PCL	437,600	622,533
	CP Axtra PCL	150,882	91,458
	Delta Electronics Thailand PCL	152,900	1,026,111
	Dhipaya Group Holdings PCL	160,200	108,006
	Ditto Thailand PCL	35,600	13,102
	Dohome PCL	389,656	46,997
	Don Muang Tollway PCL	212,400	67,658
	Dynasty Ceramic PCL	928,200	37,892
	Eastern Polymer Group PCL	330,500	28,619
	Eastern Water Resources Development & Management PCL, Class F	116,400	9,072
	Electricity Generating PCL	24,700	93,957
#*	Energy Absolute PCL	1,708,200	161,654
	Erawan Group PCL	642,200	46,872
#*	Forth Corp. PCL	68,100	14,532

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Forth Smart Service PCL	73,000	$16,706
	Fortune Parts Industry PCL	107,900	5,106
	Frasers Property Thailand PCL	68,900	13,637
	GFPT PCL	253,700	80,814
	Global Green Chemicals PCL	48,800	5,373
	Global Power Synergy PCL	68,300	87,659
*	Gulf Development PCL	215,115	294,382
	Gunkul Engineering PCL	1,033,000	65,810
	Haad Thip PCL	86,000	40,161
	Hana Microelectronics PCL	157,500	113,004
	Heng Leasing & Capital PCL	842,400	26,313
	Home Product Center PCL	753,600	152,654
	Humanica PCL	73,500	12,388
#	Ichitan Group PCL	212,200	80,719
	Index Livingmall PCL	68,700	30,382
	Indorama Ventures PCL	173,100	102,249
	IRPC PCL	3,397,400	120,829
	I-TAIL Corp. PCL	46,400	24,682
*	Jasmine Technology Solution PCL	45,100	35,567
	Jaymart Group Holdings PCL	233,300	56,278
#	JMT Network Services PCL	219,000	66,035
	Karmarts PCL	119,400	30,279
	Kasikornbank PCL (KBANKF TB)	30,400	175,339
	KCE Electronics PCL	211,300	166,635
	KGI Securities Thailand PCL	445,900	54,057
#	Khon Kaen Sugar Industry PCL	673,500	28,744
	Khonburi Sugar PCL	64,800	10,321
	Kiatnakin Phatra Bank PCL	40,700	82,759
	Klinique Medical Clinic PCL	14,500	11,435
	Krung Thai Bank PCL	409,400	345,018
	Krungthai Card PCL	152,100	134,061
	Lalin Property PCL	77,200	11,938
	Land & Houses PCL (LHF TB)	867,200	104,595
	Lanna Resources PCL	50,800	24,194

		Shares	Value»
THAILAND — (Continued)
	LH Financial Group PCL	1,283,700	$30,966
	Loxley PCL	153,300	7,159
	LPN Development PCL	615,700	31,228
	Major Cineplex Group PCL	164,600	36,142
	MBK PCL	134,708	68,739
	MC Group PCL	185,600	64,287
	MCS Steel PCL	99,900	25,334
#	Mega Lifesciences PCL	104,600	95,429
	Minor International PCL	617,100	438,945
#	MK Restaurants Group PCL	84,400	85,483
*	Mono Next PCL	616,500	22,689
	Moshi Moshi Retail Corp. PLC	34,900	36,967
	Muangthai Capital PCL	125,500	157,190
	Netbay PCL	28,600	18,132
	Next Capital PCL	147,500	15,145
	Noble Development PCL	326,100	21,582
	Northeast Rubber PCL	747,300	96,143
	NSL Foods PCL	23,300	18,735
	Origin Property PCL	276,800	19,346
	Osotspa PCL	200,000	97,108
	Plan B Media PCL	511,888	66,173
	Polyplex Thailand PCL	90,100	26,332
	Praram 9 Hospital PCL	119,200	79,995
	Precious Shipping PCL	281,700	58,370
	Premier Marketing PCL	69,400	24,468
	Prima Marine PCL	269,900	53,838
*	Property Perfect PCL	1,293,915	2,801
	Pruksa Holding PCL	327,300	37,654
*	PSG Corp. PCL	208,164	20,086
	PTG Energy PCL	397,500	98,345
	PTT Exploration & Production PCL	219,500	726,349
	PTT Global Chemical PCL	220,800	172,420
	PTT Oil & Retail Business PCL	299,800	136,294
	PTT PCL	847,100	805,577
	Quality Houses PCL	2,244,400	91,622
	R&B Food Supply PCL	77,500	8,628
	Rajthanee Hospital PCL	69,700	27,807

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#	Ratch Group PCL	134,100	$115,085
	Ratchaphruek Hospital PCL	55,300	8,448
	Ratchthani Leasing PCL	666,190	32,964
	Regional Container Lines PCL	147,400	117,382
#	Rojana Industrial Park PCL	343,900	47,647
	S Hotels & Resorts PCL	530,133	25,084
	Sabina PCL	60,000	28,761
	Saha-Union PCL	31,400	27,676
	Saksiam Leasing PCL	254,300	28,312
	Samart Corp. PCL	167,000	30,988
	Sansiri PCL	4,478,700	193,913
#	Sappe PCL	40,400	45,291
	SC Asset Corp. PCL	963,600	50,661
	SCB X PCL	56,000	226,875
	SCG Packaging PCL	204,200	114,936
#	SCGJWD Logistics PCL	96,500	24,770
	Sermsang Power Corp. Co. Ltd.	118,666	12,624
	Siam Cement PCL	76,900	485,158
#	Siam Global House PCL	244,400	52,153
	Siam Wellness Group PCL	285,450	25,777
	Siamgas & Petrochemicals PCL	162,300	32,124
	Sikarin PCL, Class F	97,300	23,321
*	Singer Thailand PCL	167,600	30,063
	SiS Distribution Thailand PCL	15,500	8,868
#	SISB PCL	137,700	50,251
	Somboon Advance Technology PCL	79,300	32,127
	SPCG PCL	151,400	38,863
	Sri Trang Agro-Industry PCL	269,700	99,256
#	Sri Trang Gloves Thailand PCL	305,500	63,301
#	Srinanaporn Marketing PCL	148,700	36,100
	Srisawad Capital 1969 PCL, Class F	1,034,578	35,515
	Srisawad Corp. PCL	129,765	113,371
	Srivichai Vejvivat PCL	49,900	12,577
	Star Petroleum Refining PCL	537,464	79,784
*	Stecon Group PCL	239,400	60,711
*	STP & I PCL	430,579	48,205
	Supalai PCL	360,800	190,805

		Shares	Value»
THAILAND — (Continued)
*	Super Energy Corp. PCL	8,310,300	$33,411
	Susco PCL	298,200	21,949
	SVI PCL	142,800	27,381
	Synnex Thailand PCL	37,700	12,242
	Syntec Construction PCL	243,200	13,237
	TAC Consumer PCL	207,600	30,817
#	Taokaenoi Food & Marketing PCL, Class F	175,400	26,471
	Thai Coconut PCL	136,700	30,227
	Thai Life Insurance PCL	175,600	55,936
	Thai Oil PCL	172,079	190,253
	Thai Stanley Electric PCL (STANLY/F TB), Class F	8,200	49,071
	Thai Union Group PCL	367,400	148,846
	Thai Vegetable Oil PCL	142,120	106,365
*	Thaicom PCL	142,100	41,969
	Thaifoods Group PCL	541,000	75,959
	Thanachart Capital PCL	31,700	49,998
*	Thonburi Healthcare Group PCL	201,600	50,190
	Thoresen Thai Agencies PCL	570,200	77,590
	TIDLOR Holdings PCL	264,134	171,542
	Tipco Asphalt PCL (TASCO/F TB)	193,800	83,310
	Tisco Financial Group PCL (TISCO/F TB)	27,400	91,093
	TKS Technologies PCL	84,500	14,634
	TMBThanachart Bank PCL	1,826,374	104,493
	TOA Paint Thailand PCL	200,600	80,029
#	TPI Polene PCL	2,220,300	49,439
	TPI Polene Power PCL	1,086,788	69,237
	TQM Alpha PCL	40,000	15,216
	Triple i Logistics PCL	129,700	18,612
*	True Corp. PCL	793,490	279,752
	TTW PCL	265,400	74,281
	Union Auction PCL	36,100	6,364
	United Paper PCL	93,800	22,337
	Univanich Palm Oil PCL	247,200	90,975
	Vanachai Group PCL	101,000	6,247
	VGI PCL	3,204,610	123,883

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	WHA Corp. PCL	1,140,800	$115,015
	WHA Utilities & Power PCL	272,900	34,434
*	Xspring Capital PCL	2,797,300	41,525

TOTAL THAILAND			20,493,803

TURKEY — (1.0%)
*	Adese Alisveris Merkezleri Ticaret AS	375,530	32,551
	Agesa Hayat ve Emeklilik AS	9,026	45,040
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	54,473	37,187
	Akbank TAS	500,905	723,249
	Akcansa Cimento AS	8,691	27,556
	Aksa Akrilik Kimya Sanayii AS	325,600	95,935
*	Aksa Enerji Uretim AS	31,025	38,331
*	Aksigorta AS	239,060	39,716
#	Alarko Holding AS	50,277	96,278
	Albaraka Turk Katilim Bankasi AS	562,031	109,783
*	Alkim Alkali Kimya AS	46,788	21,571
	Anadolu Anonim Turk Sigorta Sirketi	201,628	111,095
	Anadolu Efes Biracilik Ve Malt Sanayii AS	181,040	62,497
	Anadolu Hayat Emeklilik AS	17,273	42,368
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	1,125	1,536
*	Anel Elektrik Proje Taahhut ve Ticaret AS	26,537	10,401
#*	Arcelik AS	11,284	29,644
*	ARD Grup Bilisim Teknolojileri AS	45,902	31,715
	Aselsan Elektronik Sanayi Ve Ticaret AS	75,548	365,240
#	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	42,628	99,492
*	Aydem Yenilenebilir Enerji AS	30,439	13,742
	Aygaz AS	12,246	57,481
*	Baticim Bati Anadolu Cimento Sanayii AS	429,398	44,810
*	Bera Holding AS	245,321	107,059

		Shares	Value»
TURKEY — (Continued)
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	82,055	$27,369
	BIM Birlesik Magazalar AS	24,100	308,625
*	Biotrend Cevre VE Enerji Yatirimlari AS	28,369	15,765
#	Bogazici Beton Sanayi Ve Ticaret AS	24,607	11,833
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	3,049	34,887
	Borusan Yatirim ve Pazarlama AS	382	22,210
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	6,650	26,820
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,783	22,663
	Bursa Cimento Fabrikasi AS	296,334	45,550
*	Can2 Termik AS	1,277,013	73,439
	Celebi Hava Servisi AS	335	12,408
	Cemtas Celik Makina Sanayi Ve Ticaret AS	73,933	20,029
#	Cimsa Cimento Sanayi VE Ticaret AS	53,639	60,462
	Coca-Cola Icecek AS	102,155	124,877
*	DAP Gayrimenkul Gelistirme AS	157,630	52,603
*	Dardanel Onentas Gida Sanayi AS	169,329	10,515
*	Deva Holding AS	19,448	32,729
	Dogan Sirketler Grubu Holding AS	225,117	91,409
	Dogu Aras Enerji Yatirimlari AS	13,847	18,574
	Dogus Otomotiv Servis ve Ticaret AS	37,208	159,505
	Eczacibasi Yatirim Holding Ortakligi AS	4,420	30,599
	EGE Endustri VE Ticaret AS	163	31,676
	EGE Gubre Sanayii AS	12,670	32,087
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	43,782	94,125
Ω	Enerjisa Enerji AS	25,463	49,918

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Enerya Enerji AS	116,426	$27,030
#	Enka Insaat ve Sanayi AS	125,992	232,427
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	5,739	26,534
#	Eregli Demir ve Celik Fabrikalari TAS	314,213	205,141
	Escar Turizm Tasimacilik Ticaret AS	19,337	9,584
*	Esenboga Elektrik Uretim AS	167,886	31,138
	Europap Tezol Kagit Sanayi VE Ticaret AS	37,546	11,873
*	Europen Endustri Insaat Sanayi VE Ticaret AS	339,359	71,313
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	24,619	16,751
	Ford Otomotiv Sanayi AS	26,550	62,600
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	10,441	47,485
	Gentas Genel Metal Sanayi ve Ticaret AS	95,598	20,918
*	Gezinomi Seyahat Turizm Ticaret AS	3,084	20,014
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	37,776	42,320
	Global Yatirim Holding AS	466,026	129,345
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,751	29,628
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	64,607	34,116
	Grainturk Tarim AS	7,309	79,895
*	GSD Holding AS	286,149	33,018
#*	Gubre Fabrikalari TAS	8,277	62,250
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	4,205	34,094
*	Hektas Ticaret TAS	346,845	29,411
*	Hitit Bilgisayar Hizmetleri AS	6,775	7,721

		Shares	Value»
TURKEY — (Continued)
*	HUN Yenilenebilir Enerji Uretim AS	99,573	$8,966
*	Ihlas Holding AS	515,900	39,073
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	160,496	31,924
*	Inveo Yatirim Holding AS	285	72
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	14,896	27,567
*	Is Finansal Kiralama AS	172,678	79,029
	Is Yatirim Menkul Degerler AS	92,488	96,630
*	Isiklar Enerji ve Yapi Holding AS	37,841	30,745
*	Izdemir Enerji Elektrik Uretim AS	82,863	18,976
*	Izmir Demir Celik Sanayi AS	310,489	47,137
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	45,847	37,610
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	111,330	76,063
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	241,821	157,324
*	Karsan Otomotiv Sanayii Ve Ticaret AS	60,736	15,621
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	1,017,930	75,665
*	Kayseri Seker Fabrikasi AS	42,786	18,435
	Kiler Holding AS	12,084	39,082
	KOC Holding AS	80,832	329,179
	Kocaer Celik Sanayi Ve Ticaret AS	85,664	28,091
*	Konya Cimento Sanayii AS	106	12,938
*	Kordsa Teknik Tekstil AS	20,633	27,436

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Koza Anadolu Metal Madencilik Isletmeleri AS	20,447	$43,937
	LDR Turizm AS	26,712	40,497
	Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	27,636	18,432
	Logo Yazilim Sanayi Ve Ticaret AS	19,489	77,470
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	60,806	24,292
*	Margun Enerji Uretim Sanayi VE Ticaret AS	105,835	74,458
*	Marmara Holding AS	135,361	9,688
#Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	133,655	127,984
#*	MIA Teknoloji AS	42,541	37,660
#	Migros Ticaret AS	7,350	79,168
*Ω	MLP Saglik Hizmetleri AS	11,426	91,305
*	Naturel Yenilenebilir Enerji Ticaret AS	80,865	17,671
*	NET Holding AS	60,396	71,493
	Nuh Cimento Sanayi AS	10,200	59,139
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	202,488	28,375
*	Orge Enerji Elektrik Taahhut AS	18,555	30,470
#	Oyak Cimento Fabrikalari AS	189,465	95,572
*	Oyak Yatirim Menkul Degerler AS	31,633	40,792
*	Pasifik Eurasia Lojistik Dis Ticaret AS	19,773	62,673
#*	Pegasus Hava Tasimaciligi AS	48,127	239,960
*	Peker Gayrimenkul Yatirim Ortakligi AS	40,494	11,551
	Penta Teknoloji Urunleri Dagitim Ticaret AS	54,864	20,073
#*	Petkim Petrokimya Holding AS	211,934	86,425

		Shares	Value»
TURKEY — (Continued)
	Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	45,883	$28,753
*	Polisan Holding AS	34,026	14,177
*	Politeknik Metal Sanayi ve Ticaret AS	34	6,936
*	Ral Yatirim Holding AS	30,403	143,295
*	Reysas Tasimacilik ve Lojistik Ticaret AS	254,592	90,097
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	148,535	54,021
#*	Sasa Polyester Sanayi AS	750,739	54,777
	SDT Uzay VE Savunma Teknolojileri AS	3,676	16,634
	Sekerbank Turk AS	1,008,762	191,925
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	10,411	19,253
	Sok Marketler Ticaret AS	75,479	79,331
	SUN Tekstil Sanayi Ve Ticaret AS	17,135	16,297
	Suwen Tekstil Sanayi Pazarlama AS	116,500	32,621
	TAB Gida Sanayi Ve Ticaret AS	4,560	25,743
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	20,984	11,551
*	TAV Havalimanlari Holding AS	25,019	157,251
*	Tekfen Holding AS	16,654	33,331
#	Tofas Turk Otomobil Fabrikasi AS	13,883	87,056
*	Tukas Gida Sanayi ve Ticaret AS	753,227	51,222
*	Tumosan Motor ve Traktor Sanayi AS	6,241	16,250
#*	Turk Altin Isletmeleri AS	62,876	40,101
	Turk Hava Yollari AO	104,341	722,525
*	Turk Telekomunikasyon AS	121,357	147,120
	Turk Traktor ve Ziraat Makineleri AS	2,167	28,187
	Turkcell Iletisim Hizmetleri AS	233,838	553,646

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#	Turkiye Garanti Bankasi AS	108,139	$345,387
	Turkiye Is Bankasi AS, Class C	1,192,339	357,885
	Turkiye Petrol Rafinerileri AS	118,485	556,175
	Turkiye Sigorta AS	231,215	67,875
*	Turkiye Sinai Kalkinma Bankasi AS	572,907	175,287
	Turkiye Sise ve Cam Fabrikalari AS	132,030	115,263
#*	Turkiye Vakiflar Bankasi TAO, Class D	811,020	470,628
#	Ulker Biskuvi Sanayi AS	77,191	198,054
*	Usak Seramik Sanayii AS	292,700	24,170
*	Vakif Finansal Kiralama AS	1,095,222	51,135
	Vestel Beyaz Esya Sanayi ve Ticaret AS	102,700	21,475
#*	Vestel Elektronik Sanayi ve Ticaret AS	57,765	45,737
*	Yapi ve Kredi Bankasi AS	477,106	380,610
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	50,837	45,320
*	Yayla Agro Gida Sanayi VE Nakliyat AS	127,653	33,362
*	YEO Teknoloji Enerji VE Endustri AS	26,422	21,547
	Ziraat Gayrimenkul Yatirim Ortakligi AS	65,156	35,847
*	Zorlu Enerji Elektrik Uretim AS	440,149	35,032

TOTAL TURKEY			13,109,097

UNITED ARAB EMIRATES — (2.1%)
	Abu Dhabi Aviation Co.	14,380	21,494
	Abu Dhabi Commercial Bank PJSC	296,028	1,161,406
	Abu Dhabi Islamic Bank PJSC	246,365	1,415,645
	Abu Dhabi National Hotels	2,330,310	282,795
	Abu Dhabi National Insurance Co. PSC	48,909	97,449

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Oil Co. for Distribution PJSC	561,406	$548,674
*	Abu Dhabi Ports Co. PJSC	312,504	390,159
	Abu Dhabi Ship Building Co. PJSC	17,840	34,944
	ADNOC Drilling Co. PJSC	428,859	651,543
	ADNOC Logistics & Services	256,990	401,436
	Agility Global PLC	1,256,681	372,815
	Agthia Group PJSC	109,142	114,947
	Air Arabia PJSC	705,958	749,084
	Ajman Bank PJSC	559,910	222,571
*	AL Seer Marine Supplies & Equipment Co. LLC	83,819	67,800
	Aldar Properties PJSC	280,095	686,265
	Alpha Dhabi Holding PJSC	87,067	237,327
	Amanat Holdings PJSC	499,460	156,323
	Americana Restaurants International PLC - Foreign Co.	683,152	388,844
*	Amlak Finance PJSC	70,087	33,018
*	Apex Investment Co. PSC	78,960	82,720
*	Bank of Sharjah	435,484	153,027
	Burjeel Holdings PLC	219,843	83,828
	Dana Gas PJSC	1,698,978	383,026
	Deyaar Development PJSC	451,753	126,865
	Dubai Electricity & Water Authority PJSC	333,242	252,120
	Dubai Financial Market PJSC	762,271	319,906
	Dubai Investments PJSC	860,366	778,008
	Dubai Islamic Bank PJSC	515,907	1,334,556
	Emaar Development PJSC	256,384	1,041,447
	Emaar Properties PJSC	733,488	2,838,337
	Emirates Central Cooling Systems Corp.	562,291	241,852
	Emirates Driving Co.	115,541	99,712

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emirates Integrated Telecommunications Co. PJSC	209,938	$539,865
	Emirates NBD Bank PJSC	336,120	2,571,950
	Emirates Telecommunications Group Co. PJSC	356,607	1,882,807
*	EMSTEEL Building Materials PJSC	359,992	115,558
*	Eshraq Investments PJSC	356,690	42,018
	Fertiglobe PLC	316,799	215,607
	First Abu Dhabi Bank PJSC	284,286	1,349,507
*	Ghitha Holding PJSC	14,122	90,184
*	Gulf Navigation Holding PJSC	43,065	106,918
*	Gulf Pharmaceutical Industries PSC	126,729	42,378
*	Manazel PJSC	471,037	38,456
*	Modon Holding PSC	251,630	250,005
*	Multiply Group PJSC	1,426,112	1,158,753
	National Bank of Ras Al-Khaimah PSC	61,337	129,379
	National Central Cooling Co. PJSC	208,407	171,310
*	National Corp. for Tourism & Hotels	78,396	39,252
	NMDC Group PJSC	38,362	249,753
	Palms Sports PrJSC	4,850	11,083
	Parkin Co. PJSC	178,356	269,022
*	Presight AI Holding PLC	122,248	120,099
	Pure Health Holding PJSC	15,045	11,514
*	RAK Properties PJSC	474,540	182,320
	Ras Al Khaimah Ceramics PJSC	244,776	171,285
	Salik Co. PJSC	346,548	564,158
	Sharjah Islamic Bank	476,097	382,399
*	Shuaa Capital PSC	224,476	13,003
	Taaleem Holdings PJSC	32,168	37,978
	TECOM Group PJSC	166,981	148,180
*	Union Properties PJSC	572,379	125,497

TOTAL UNITED ARAB EMIRATES			26,800,181

TOTAL COMMON STOCKS			1,232,326,938

		Shares	Value»
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
	Alpargatas SA, 1.006%	51,327	$100,938
	Banco ABC Brasil SA, 8.457%	30,406	130,046
Ω	Banco BMG SA, 7.859%	75,929	56,877
*	Banco BMG SA	3,121	2,262
	Banco Bradesco SA, 7.400%	343,590	1,159,787
	Banco do Estado do Rio Grande do Sul SA, 9.033%	66,700	170,347
	Banco Pan SA, 2.333%	92,178	177,333
	Banco Pine SA, 6.844%	12,548	21,901
	Centrais Eletricas Brasileiras SA, 6.512%	22,000	242,861
	Centrais Eletricas de Santa Catarina SA, 9.478%	1,300	25,249
	Cia de Ferro Ligas da Bahia FERBASA, 6.359%	56,800	82,878
	Cia De Sanena Do Parana, 6.586%	217,148	275,676
	Cia Energetica de Minas Gerais, 12.908%	218,488	460,535
	Cia Paranaense de Energia - Copel Class B, 4.654%	172,300	445,806
	Energisa SA, 6.170%	75	131
	Eucatex SA Industria e Comercio, 4.404%	11,500	35,697
	Gerdau SA, 3.379%	38	134
	Isa Energia Brasil SA, 10.298%	60,100	280,506
	Itau Unibanco Holding SA, 6.653%	265,110	1,943,501
	Klabin SA, 6.050%	3	2
	Marcopolo SA, 7.858%	217,112	318,407
	Petroleo Brasileiro SA - Petrobras, 10.136%	455,373	2,518,118
*	Raizen SA	233,826	41,289
	Randoncorp SA, 4.234%	46,700	52,516
	Schulz SA, 6.913%	39,876	36,096
	Taurus Armas SA, 3.642%	36,604	34,427

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Track & Field Co. SA, 1.451%	6,600	$22,217
Unipar Carbocloro SA, 10.425%	16,668	219,970
* Usinas Siderurgicas de Minas Gerais SA Usiminas	115,553	121,783

TOTAL BRAZIL		8,977,290

CHILE — (0.0%)
* Sociedad Quimica y Minera de Chile SA Class B	3,458	168,246

COLOMBIA — (0.1%)
Grupo Argos SA, 5.588%	20,261	63,495
Grupo Aval Acciones y Valores SA, 3.140%	834,338	168,180
Grupo de Inversiones Suramericana SA, 3.606%	28,009	297,190

TOTAL COLOMBIA		528,865

INDIA — (0.0%)
TVS Motor Co. Ltd., 6.000%	126,512	14,252

TOTAL PREFERRED STOCKS		9,688,653

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
* Banco Pine SA Rights 11/17/2025	317	63
* Oncoclinicas do Brasil Servicos Medicos SA Rights 11/07/2025	36,008	201

TOTAL BRAZIL		264

MALAYSIA — (0.0%)
* Berjaya Food Bhd. Warrants 10/15/2026	76,377	0

		Shares	Value»
SOUTH KOREA — (0.0%)
*	KBI Dongyang Steel Pipe Co. Ltd. Rights 12/04/2025	5,319	$1,968
*	Robotis Co. Ltd. Rights 11/10/2025	49	3,910

TOTAL SOUTH KOREA			5,878

TAIWAN — (0.0%)
*	GlycoNex, Inc.	527	26
*	National Aerospace Fasteners Corp. Rights 11/17/2025	750	305
*	Yeong Guan Energy Technology Group Co. Ltd. Rights 11/10/2025	6,327	391

TOTAL TAIWAN			722

THAILAND — (0.0%)
*	Assetwise PCL	3,850	0
*	Better World Green PCL Warrants 03/13/2026	142,950	353

TOTAL THAILAND			353

TOTAL RIGHTS/WARRANTS			7,217

TOTAL INVESTMENT SECURITIES (Cost $926,493,351)			1,242,022,808

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund		1,208,051	13,973,521

TOTAL INVESTMENTS — (100.0%) (Cost $940,466,872)			$1,255,996,329

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

As of October 31, 2025, the value of Rule 144A securities amounted to $31,106,211 or 2.5% of net assets.

Summary of the Portfolio’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$50,290,031	—	—	$50,290,031
Chile	1,531,954	$7,233,174	—	8,765,128
Colombia	2,368,762	228,077	—	2,596,839
Czech Republic	—	2,278,660	—	2,278,660
Egypt	281,469	119,147	—	400,616
France	327,676	—	—	327,676
Greece	—	9,730,557	—	9,730,557
Hungary	—	3,676,221	—	3,676,221
India	13,326,228	278,156,716	—	291,482,944
Indonesia	357,929	25,943,286	$20,233	26,321,448
Kuwait	—	13,964,231	40,825	14,005,056
Malaysia	—	23,619,299	18	23,619,317
Mexico	31,263,106	36,419	—	31,299,525
Peru	1,181,593	—	—	1,181,593
Philippines	87,501	7,605,238	—	7,692,739
Poland	—	21,076,106	—	21,076,106
Qatar	—	12,401,928	—	12,401,928
Saudi Arabia	45,872	52,312,422	—	52,358,294
South Africa	7,426,479	44,623,618	—	52,050,097
South Korea	7,576,963	208,300,929	45,035	215,922,927
Taiwan	844,849	343,601,306	—	344,446,155
Thailand	27,221	20,466,582	—	20,493,803
Turkey	9,688	13,099,409	—	13,109,097
United Arab Emirates	—	26,800,181	—	26,800,181
Preferred Stocks
Brazil	8,977,290	—	—	8,977,290
Chile	—	168,246	—	168,246
Colombia	528,865	—	—	528,865
India	—	14,252	—	14,252
Rights/Warrants
Brazil	—	264	—	264
Malaysia	—	—	—	—
South Korea	—	5,878	—	5,878
Taiwan	—	722	—	722
Thailand	—	353	—	353
Securities Lending Collateral	—	13,973,521	—	13,973,521

Total Investments in Securities	$126,453,476	$1,129,436,742	$106,111<>	$1,255,996,329

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2025

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity 2 Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$109,083	$13,873,348
Investment Securities at Value (including $255,704, $1,886,163, $0 and $0 of securities on loan, respectively)	$7,086,680	$36,191,924	—	—
Temporary Cash Investments at Value & Cost	—	—	—	135,173
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $198,230, $1,315,396, $0 and $0, respectively)	198,230	1,315,396	—	—
Segregated Cash for Futures Contracts	4,280	21,081	—	8,134
Foreign Currencies at Value	3,737	28,730	—	—
Cash	64,063	384,239	71	—
Receivables:
Investment Securities Sold	442	52,734	—	—
Dividends, Interest and Tax Reclaims	36,409	194,055	—	439
Securities Lending Income	150	1,556	—	—
Fund Shares Sold	2,508	19,824	230	7,724
Futures Variation Margin	187	920	—	355
Unrealized Gain on Foreign Currency Contracts	—	6	—	—
Prepaid Expenses and Other Assets	41	129	3	78

Total Assets	7,396,727	38,210,594	109,387	14,025,251

LIABILITIES:
Payables:
Upon Return of Securities Loaned	198,326	1,315,890	—	—
Investment Securities Purchased	—	58,272	—	—
Fund Shares Redeemed	3,929	21,370	—	8,860
Due to Advisor	854	6,273	15	3,002
Unrealized Loss on Foreign Currency Contracts	—	16	—	—
Accrued Expenses and Other Liabilities	361	1,879	7	687

Total Liabilities	203,470	1,403,700	22	12,549

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$7,193,257	$36,806,894	$109,365	$14,012,702

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 214,691,122, 1,883,773,440, 6,312,924 and 567,893,216, respectively, $0.01 Par Value (1)	$33.51	$19.54	$17.32	$24.67

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$75,189	N/A

Investment Securities at Cost	$3,876,632	$21,440,803	N/A	N/A

Foreign Currencies at Cost	$3,749	$28,456	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,489,010	$23,470,462	$76,393	$9,776,045
Total Distributable Earnings (Loss)	2,704,247	13,336,432	32,972	4,236,657

NET ASSETS	$7,193,257	$36,806,894	$109,365	$14,012,702

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2025

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$241,941	$184,867	$22,867	$115,693
Receivables:
Fund Shares Sold	2	—	—	2
Prepaid Expenses and Other Assets	10	8	8	9

Total Assets	241,953	184,875	22,875	115,704

LIABILITIES:
Payables:
Fund Shares Redeemed	1	—	—	37
Due to Advisor	51	39	5	25
Accrued Expenses and Other Liabilities	19	10	3	16

Total Liabilities	71	49	8	78

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$241,882	$184,826	$22,867	$115,626

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 8,685,082, 8,367,632, 787,584 and 3,110,967,respectively, $0.01 Par Value (1)	$27.85	$22.09	$29.03	$37.17

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$168,483	$203,250	$22,015	$(11,708)
Total Distributable Earnings (Loss)	73,399	(18,424)	852	127,334

NET ASSETS	$241,882	$184,826	$22,867	$115,626

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2025

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$1,993,988	—	—
Investment Securities at Value (including $117,552, $192,750, $555,702 and $215,524 of securities on loan, respectively)	$3,301,431	4,988,853	$12,984,175	$3,938,229
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $64,260, $197,392, $408,189 and $147,178, respectively)	64,260	197,392	408,189	147,178
Segregated Cash for Futures Contracts	1,256	3,747	24,275	2,065
Foreign Currencies at Value	4,672	—	14,147	4,541
Cash	23,423	72,410	339,411	37,952
Receivables:
Investment Securities Sold	93	2,820	74,326	5,617
Dividends, Interest and Tax Reclaims	19,263	2,453	91,708	22,238
Securities Lending Income	89	28	1,085	245
Fund Shares Sold	217	2,380	2,995	300
Futures Variation Margin	55	164	1,059	90
Unrealized Gain on Foreign Currency Contracts	—	—	3	—
Prepaid Expenses and Other Assets	6	33	21	22

Total Assets	3,414,765	7,264,268	13,941,394	4,158,477

LIABILITIES:
Payables:
Upon Return of Securities Loaned	64,419	197,427	408,188	147,206
Investment Securities Purchased	—	—	29,534	6,835
Fund Shares Redeemed	663	6,679	14,925	1,783
Due to Advisor	688	680	4,512	859
Unrealized Loss on Foreign Currency Contracts	—	—	4	3
Deferred Taxes Payable	232	—	—	—
Accrued Expenses and Other Liabilities	148	339	781	239

Total Liabilities	66,150	205,125	457,944	156,925

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$3,348,615	$7,059,143	$13,483,450	$4,001,552

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 839,619,531, 650,393,873, 447,709,919 and 231,567,046, respectively, $0.01 Par Value (1)	$3.99	$10.85	$30.12	$17.28

(1) NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$2,279,695	$—	$—

Investment Securities at Cost	$2,925,990	$3,869,315	$7,786,609	$2,231,675

Foreign Currencies at Cost	$4,709	$—	$14,216	$4,507

NET ASSETS CONSIST OF:
Paid-In Capital	$4,742,287	$6,661,593	$8,005,415	$2,408,051
Total Distributable Earnings (Loss)	(1,393,672)	397,550	5,478,035	1,593,501

NET ASSETS	$3,348,615	$7,059,143	$13,483,450	$4,001,552

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2025

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$397,001	—	—
Investment Securities at Value (including $88,496, $0, $233,229 and $33,498 of securities on loan, respectively)	$1,691,777	—	$4,667,207	$800,506
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $77,473, $0, $139,195 and $19,204, respectively)	77,473	—	139,195	19,204
Segregated Cash for Futures Contracts	—	—	2,385	149
Foreign Currencies at Value	355	—	13,897	2,653
Cash	2,960	185	34,912	1,812
Receivables:
Investment Securities Sold	—	—	624	285
Dividends, Interest and Tax Reclaims	8,709	1	18,133	3,824
Securities Lending Income	44	—	326	53
Fund Shares Sold	399	343	1,544	18
Futures Variation Margin	—	—	104	7
Prepaid Expenses and Other Assets	14	16	13	15

Total Assets	1,781,731	397,546	4,878,340	828,526

LIABILITIES:
Payables:
Upon Return of Securities Loaned	77,501	—	139,257	19,206
Investment Securities Purchased	—	11	1,729	5
Fund Shares Redeemed	1,498	220	2,766	151
Due to Advisor	319	45	1,000	275
Unrealized Loss on Foreign Currency Contracts	—	—	1	—
Deferred Taxes Payable	—	—	18,781	2,858
Accrued Expenses and Other Liabilities	104	15	348	99

Total Liabilities	79,422	291	163,882	22,594

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,702,309	$397,255	$4,714,458	$805,932

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 112,450,532, 23,967,330, 286,784,801 and 43,734,258, respectively, $0.01 Par Value (1)	$15.14	$16.57	$16.44	$18.43

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$259,229	$—	$—

Investment Securities at Cost	$1,161,175	N/A	$2,862,071	$529,870

Foreign Currencies at Cost	$357	$—	$13,900	$2,659

NET ASSETS CONSIST OF:
Paid-In Capital	$1,202,551	$274,298	$3,063,434	$552,261
Total Distributable Earnings (Loss)	499,758	122,957	1,651,024	253,671

NET ASSETS	$1,702,309	$397,255	$4,714,458	$805,932

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2025

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,200,651	$338,208	$6,366,086	$3,911,068
Temporary Cash Investments at Value & Cost	283	—	—	—
Segregated Cash for Futures Contracts	—	255	—	—
Cash	—	3,257	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	1,115	—	—
Dividends and Interest	—	13	—	—
Fund Shares Sold	278	22	2,919	748
Futures Variation Margin	—	11	—	—
Unrealized Gain on Forward Currency Contracts	—	998	—	—
Prepaid Expenses and Other Assets	7	17	29	13

Total Assets	1,201,219	343,896	6,369,034	3,911,829

LIABILITIES:
Payables:
Fund Shares Redeemed	92	1,188	3,809	1,337
Due to Advisor	37	14	1,009	1,068
Unrealized Loss on Forward Currency Contracts	—	79	—	—
Accrued Expenses and Other Liabilities	37	13	229	186

Total Liabilities	166	1,294	5,047	2,591

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,201,053	$342,602	$6,363,987	$3,909,238

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 42,035,531, 13,603,526, 172,158,859 and 143,696,836, respectively, $0.01 Par Value (1)	$28.57	$25.18	$36.97	$27.20

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$561,089	$146,795	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$543,370	$145,691	$3,099,694	$2,697,447
Total Distributable Earnings (Loss)	657,683	196,911	3,264,293	1,211,791

NET ASSETS	$1,201,053	$342,602	$6,363,987	$3,909,238

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2025

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity 2 Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$12,925,188	—	—	—
Investment Securities at Value (including $0, $2,861,141, $10,942 and $52,397 of securities on loan, respectively)	—	$33,391,664	$305,835	$1,242,023
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $674,658, $3,024 and $13,974, respectively)	—	674,658	3,024	13,974
Segregated Cash for Futures Contracts	—	16,439	149	—
Foreign Currencies at Value	—	180,328	2,804	4,116
Cash	—	86,915	1,152	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	64,726	757	2,607
Dividends and Interest	—	28,742	207	997
Securities Lending Income	—	6,722	42	166
Fund Shares Sold	3,145	13,094	142	11
Futures Variation Margin	—	717	—	—
Unrealized Gain on Foreign Currency Contracts	—	12	1	—
Prepaid Expenses and Other Assets	71	77	15	21

Total Assets	12,928,404	34,464,094	314,128	1,263,915

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	674,764	3,025	13,973
Investment Securities/Affiliated Investment Companies Purchased	—	9	945	—
Fund Shares Redeemed	15,714	32,945	98	1,203
Due to Advisor	2,547	9,266	128	357
Line of Credit	—	—	—	3,422
Unrealized Loss on Foreign Currency Contracts	—	—	—	2
Deferred Taxes Payable	—	429,985	4,240	8,030
Accrued Expenses and Other Liabilities	574	3,075	68	195

Total Liabilities	18,835	1,150,044	8,504	27,182

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$12,909,569	$33,314,050	$305,624	$1,236,733

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 347,709,375, 1,144,752,062, 22,583,384 and 101,238,941,respectively, $0.01 Par Value (1)	$37.13	$29.10	$13.53	$12.22

(1) NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$18,712,598	$203,678	$926,493

Foreign Currencies at Cost	$—	$180,910	$2,806	$4,118

NET ASSETS CONSIST OF:
Paid-In Capital	$10,074,909	$22,226,873	$223,958	$969,008
Total Distributable Earnings (Loss)	2,834,660	11,087,177	81,666	267,725

NET ASSETS	$12,909,569	$33,314,050	$305,624	$1,236,733

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2025

(Amounts in thousands)

	Large Cap International Portfolio	International Core Equity 2 Portfolio	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $111 and $33,326, respectively)	—	—	$1,157	$408,203
Income from Securities Lending, Net	—	—	81	12,701
Expenses Allocated from Affiliated Investment Companies	—	—	(60)	(14,504)

Total Net Investment Income Allocated from Affiliated Investment Companies	—	—	1,178	406,400

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,657, $101,302, $0 and $0, respectively)	$188,803	$1,022,699	—	—
Dividend Income from Affiliates	6,564	36,814	719	—
Income from Securities Lending, Net	1,779	16,700	—	—

Total Fund Investment Income	197,146	1,076,213	719	—

Fund Expenses
Investment Management Fees	9,045	66,652	353	31,109
Accounting & Transfer Agent Fees	1,074	5,789	20	1,626
Custodian Fees	362	1,857	—	3
Filing Fees	60	230	21	162
Shareholders’ Reports	116	527	4	987
Directors’/Trustees’ Fees & Expenses	49	250	1	94
Professional Fees	145	742	1	83
Previously Waived Fees Recovered by Advisor (Note C)	—	—	4	—
Other	503	1,376	11	155

Total Fund Expenses	11,354	77,423	415	34,219

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	223	—

Net Expenses	11,354	77,423	192	34,219

Net Investment Income (Loss)	185,792	998,790	1,705	372,181

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	64,096	(407,547)	—	—
Affiliated Investment Companies Shares Sold	21	102	974	—
Transactions Allocated from Affiliated Investment Company	—	—	(704)[1]	(44,898)
Futures	9,242	39,678	(78)	12,976
Foreign Currency Transactions	274	4,961	—	—
In-Kind Redemptions	109,521	165,584	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,073,387	7,108,515	—	—
Affiliated Investment Companies Shares	(3)	(31)	3,856	—
Transactions Allocated from Affiliated Investment Company	—	—	7,510	2,585,142
Futures	1,537	8,596	—	9,476
Translation of Foreign Currency-Denominated Amounts	1,375	7,032	—	—

Net Realized and Unrealized Gain (Loss)	1,259,450	6,926,890	11,558	2,562,696

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,445,242	$7,925,680	$13,263	$2,934,877

[1] Net of foreign capital gain taxes withheld of:	$—	$—	$37	$—

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2025

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $701, $62, $6 and $386, respectively)	$6,331	$6,096	$942	$4,717
Income from Securities Lending, Net	233	527	6	142
Expenses Allocated from Affiliated Investment Companies	(258)	(192)	(25)	(224)

Total Net Investment Income Allocated from Affiliated Investment Companies	6,306	6,431	923	4,635

Fund Expenses
Investment Management Fees	776	550	77	628
Accounting & Transfer Agent Fees	41	32	5	37
Filing Fees	20	19	19	22
Shareholders’ Reports	9	6	5	8
Directors’/Trustees’ Fees & Expenses	1	1	—	—
Professional Fees	1	1	—	1
Other	8	3	1	10

Total Fund Expenses	856	612	107	706

Fees Waived, Expenses Reimbursed by Advisor (Note C)	222	157	22	180

Net Expenses	634	455	85	526

Net Investment Income (Loss)	5,672	5,976	838	4,109

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	3,733	(9,990)	(10)	6,279
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	41,470	40,798	1,900	(6,015)

Net Realized and Unrealized Gain (Loss)	45,203	30,808	1,890	264

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,875	$36,784	$2,728	$4,373

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2025

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	International Vector Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,284, $0, $39,772 and $12,839, respectively)	$144,672	$162,028	$480,946	$115,046
Dividend Income from Affiliates	2,160	108,652	13,014	4,407
Income from Securities Lending, Net	1,413	327	8,944	2,456

Total Investment Income	148,245	271,007	502,904	121,909

Fund Expenses
Investment Management Fees	7,763	13,509	47,790	9,776
Accounting & Transfer Agent Fees	402	1,178	1,988	813
Custodian Fees	306	39	1,068	259
Filing Fees	32	75	61	44
Shareholders’ Reports	72	253	223	74
Directors’/Trustees’ Fees & Expenses	24	55	92	28
Professional Fees	135	39	454	93
Other	132	158	1,212	216

Total Fund Expenses	8,866	15,306	52,888	11,303

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	4,707	—	—
Fees Paid Indirectly (Note C)	209	—	962	239

Net Expenses	8,657	10,599	51,926	11,064

Net Investment Income (Loss)	139,588	260,408	450,978	110,845

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(132,214)[1]	(111,163)	561,776	(47,100)
Affiliated Investment Companies Shares Sold	8	(11,283)	19	13
Futures	2,054	7,054	14,638	3,191
Foreign Currency Transactions	(540)	—	3,723	296
In-Kind Redemptions	—	1,686	391,567	38,555
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	383,353 [2]	(179,887)	2,657,888	812,828
Affiliated Investment Companies Shares	—	138,268	(7)	(4)
Futures	1,243	2,138	4,940	1,098
Translation of Foreign Currency-Denominated Amounts	340	—	2,949	824

Net Realized and Unrealized Gain (Loss)	254,244	(153,187)	3,637,493	809,701

Net Increase (Decrease) in Net Assets Resulting from Operations	$393,832	$107,221	$4,088,471	$920,546

[1] Net of foreign capital gain taxes withheld of:	$1	$—	$—	$—
[2] Including foreign capital gain taxes of:	$(140)	$—	$—	$—

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2025

(Amounts in thousands)

	International High Relative Profitability Portfolio	World ex U.S. Value Portfolio*		World ex U.S. Core Equity Portfolio	World ex U.S. Targeted Value Portfolio
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $1,186, $0 and $0, respectively)	—	$11,417		—	—
Income from Securities Lending, Net	—	198		—	—
Expenses Allocated from Affiliated Investment Companies	—	(562)		—	—

Total Net Investment Income Allocated from Affiliated Investment Companies	—	11,053		—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $3,828, $0, $13,596 and $2,115, respectively)	$46,062	—		$127,569	$25,355
Dividend Income from Affiliates	—	1,194		3,830	445
Income from Securities Lending, Net	534	—		3,487	524

Total Fund Investment Income	46,596	1,194		134,886	26,324

Fund Expenses
Investment Management Fees	4,039	1,037		10,686	2,966
Accounting & Transfer Agent Fees	325	29		678	182
Custodian Fees	84	—		844	207
Filing Fees	39	22		35	32
Shareholders’ Reports	84	10		74	45
Directors’/Trustees’ Fees & Expenses	12	2		32	6
Professional Fees	57	5		189	102
Previously Waived Fees Recovered by Advisor (Note C)	14	—		—	—
Other	161	10		259	62

Total Fund Expenses	4,815	1,115		12,797	3,602

Fees Waived, Expenses Reimbursed by Advisor (Note C)	116	598		—	—
Fees Paid Indirectly (Note C)	78	—		—	—

Net Expenses	4,621	517		12,797	3,602

Net Investment Income (Loss)	41,975	11,730		122,089	22,722

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	193		—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	17,453	—		(3,882)[1]	7,152	[1]
Affiliated Investment Companies Shares Sold	1	325		12	—
Transactions Allocated from Affiliated Investment Company	—	665	[1]	—	—
Futures	414	2		3,781	301
Foreign Currency Transactions	(30)	—		(663)	29
In-Kind Redemptions	28,298	—		5,043	4,551
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	209,862	—		861,017 [2]	154,336	[2]
Affiliated Investment Companies Shares	—	7,895		(1)	—
Transactions Allocated from Affiliated Investment Company	—	66,028		—	—
Futures	—	—		1,536	(7)
Translation of Foreign Currency-Denominated Amounts	418	—		731	149

Net Realized and Unrealized Gain (Loss)	256,416	75,108		867,574	166,511

Net Increase (Decrease) in Net Assets Resulting from Operations	$298,391	$86,838		$989,663	$189,233

[1] Net of foreign capital gain taxes withheld of:	$—	$49		$1,618	$418
[2] Including foreign capital gain taxes of:	$—	$—		$1,520	$301

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2025

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*		Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $20,815 and $13,028, respectively)	—	—	$150,360		$100,290
Income from Securities Lending, Net	—	—	4,963		17,143
Expenses Allocated from Affiliated Investment Companies	—	—	(8,013)		(9,566)

Total Net Investment Income Allocated from Affiliated Investment Companies	—	—	147,310		107,867

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	$8	—	—		—
Dividend Income from Affiliates	21,990	$6,553	—		—

Total Fund Investment Income	21,998	6,553	—		—

Fund Expenses
Investment Management Fees	2,527	756	15,862		18,985
Accounting & Transfer Agent Fees	163	60	684		545
Custodian Fees	2	2	—		—
Filing Fees	24	21	65		39
Shareholders’ Reports	13	10	173		118
Directors’/Trustees’ Fees & Expenses	9	3	41		27
Professional Fees	8	2	36		19
Previously Waived Fees Recovered by Advisor (Note C)	3	—	—		—
Other	26	11	81		62

Total Fund Expenses	2,775	865	16,942		19,795

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,961	604	5,470		7,302

Net Expenses	814	261	11,472		12,493

Net Investment Income (Loss)	21,184	6,292	135,838		95,374

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	48,440	4,308	—		—
Transactions Allocated from Affiliated Investment Company.	—	—	35,257	[1]	(177,643)[1]
Futures	—	497	—		—
Forward Currency Contracts	—	401	—		—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	139,865	46,169	—		—
Transactions Allocated from Affiliated Investment Company	—	—	1,230,249	[2]	631,393
Futures	—	100	—		—
Forward Currency Contracts	—	(328)	—		—

Net Realized and Unrealized Gain (Loss)	188,305	51,147	1,265,506		453,750

Net Increase (Decrease) in Net Assets Resulting from Operations	$209,489	$57,439	$1,401,344		$549,124

[1] Net of foreign capital gain taxes withheld of:	$—	$—	$6,179		$11,848
[2] Including foreign capital gain taxes of:	$—	$—	$3,125		$—

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2025

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity 2 Portfolio		Emerging Markets Targeted Value Portfolio	Emerging Markets ex China Core Equity Portfolio
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $57,510, $0, $0 and $0,respectively)	$414,843	—		—	—
Income from Securities Lending, Net	16,142	—		—	—
Expenses Allocated from Affiliated Investment Companies	(17,122)	—		—	—

Total Net Investment Income Allocated from Affiliated Investment Companies	413,863	—		—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $109,425, $1,085 and $4,919, respectively)	—	$794,212		$7,878	$30,522
Dividend Income from Affiliates	—	12,776		—	352
Income from Securities Lending, Net	—	60,226		460	1,495

Total Fund Investment Income	—	867,214		8,338	32,369

Fund Expenses
Investment Management Fees	43,297	95,881		1,421	3,732
Accounting & Transfer Agent Fees	1,072	4,451		66	217
Custodian Fees	—	10,100		167	681
Filing Fees	122	189		27	34
Shareholders’ Reports	399	717		22	29
Directors’/Trustees’ Fees & Expenses	85	220		2	9
Professional Fees	68	711		61	90
Previously Waived Fees Recovered by Advisor (Note C)	192	—		2	133
Other	169	1,036		14	210

Total Fund Expenses	45,404	113,305		1,782	5,135

Fees Waived, Expenses Reimbursed by Advisor (Note C)	12,169	—		197	271

Net Expenses	33,235	113,305		1,585	4,864

Net Investment Income (Loss)	380,628	753,909		6,753	27,505

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	—	108,655	[1]	(6,022)[1]	(959)[1]
Affiliated Investment Companies Shares Sold	—	45		—	2
Transactions Allocated from Affiliated Investment Company	(37,881)[1]	—		—	—
Futures	—	35,336		165	(438)
Foreign Currency Transactions	—	(5,153)		(11)	(326)
In-Kind Redemptions	—	6,490		—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	5,586,066	[2]	48,584 [2]	202,237 [2]
Affiliated Investment Companies Shares	—	(3)		—	—
Transactions Allocated from Affiliated Investment Company	2,110,197	—		—	—
Futures	—	7,445		59	—
Translation of Foreign Currency-Denominated Amounts	—	1,383		8	50

Net Realized and Unrealized Gain (Loss)	2,072,316	5,740,264		42,783	200,566

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,452,944	$6,494,173		$49,536	$228,071

[1] Net of foreign capital gain taxes withheld of:	$5,254	$17,252		$332	$2,686
[2] Including foreign capital gain taxes of:	$—	$14,044		$158	$1,634

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity 2 Portfolio		Global Small Company Portfolio#
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$185,792	$172,073	$998,790	$951,485	$1,705	$1,536
Capital Gain Distributions Received from Investment Securities	—	—	—	—	—	688
Net Realized Gain (Loss) on:
Investment Securities Sold	64,096	10,371	(407,547)	335,571	—	—
Affiliated Investment Companies Shares Sold	21	(28)	102	(139)	974	297
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(704)	(29)
Futures	9,242	12,081	39,678	47,369	(78)	(1)
Foreign Currency Transactions	274	1,199	4,961	(1,151)	—	—
In-Kind Redemptions	109,521	59,867	165,584	95,544	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,073,387	886,750	7,108,515	4,508,341	—	—
Affiliated Investment Companies Shares	(3)	6	(31)	32	3,856	12,935
Transactions Allocated from Affiliated Investment Company	—	—	—	—	7,510	5,590
Futures	1,537	2,213	8,596	14,209	—	—
Translation of Foreign Currency-Denominated Amounts	1,375	(150)	7,032	(970)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,445,242	1,144,382	7,925,680	5,950,291	13,263	21,016

Distributions:
Institutional Class Shares	(197,534)	(192,000)	(1,084,855)	(1,069,005)	(2,532)	(2,238)
Capital Share Transactions (1):
Shares Issued	1,299,833	811,090	4,180,148	3,538,936	44,260	23,053
Shares Issued in Lieu of Cash Distributions	177,686	173,102	1,040,307	1,027,946	2,532	2,237
Shares Redeemed	(1,472,805)	(1,114,206)	(6,212,803)	(5,859,104)	(45,659)	(20,166)

Net Increase (Decrease) from Capital Share Transactions	4,714	(130,014)	(992,348)	(1,292,222)	1,133	5,124

Total Increase (Decrease) in Net Assets	1,252,422	822,368	5,848,477	3,589,064	11,864	23,902
Net Assets
Beginning of Year	5,940,835	5,118,467	30,958,417	27,369,353	97,501	73,599

End of Year	$7,193,257	$5,940,835	$36,806,894	$30,958,417	$109,365	$97,501

(1) Shares Issued and Redeemed:
Shares Issued	43,466	29,784	241,252	226,258	2,739	1,561
Shares Issued in Lieu of Cash Distributions	5,814	6,393	58,700	65,854	158	160
Shares Redeemed	(49,141)	(40,892)	(356,787)	(373,733)	(2,778)	(1,357)

Net Increase (Decrease) from Shares Issued and Redeemed	139	(4,715)	(56,835)	(81,621)	119	364

#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio#		Japanese Small Company Portfolio#		Asia Pacific Small Company Portfolio#
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$372,181	$335,900	$5,672	$5,094	$ 5,976	$5,180
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	(44,898)	72,260	3,733	(2,201)	(9,990)	(23,788)
Futures	12,976	28,606	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,585,142	1,889,906	41,470	29,538	40,798	50,229
Futures	9,476	(4,091)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	2,934,877	2,322,581	50,875	32,431	36,784	31,621

Distributions:
Institutional Class Shares	(411,506)	(379,832)	(6,630)	(13,108)	(6,445)	(8,400)
Capital Share Transactions (1):
Shares Issued	2,313,357	1,955,547	14,666	13,635	2,599	3,418
Shares Issued in Lieu of Cash Distributions	402,660	371,132	6,629	13,106	6,445	8,396
Shares Redeemed	(3,254,614)	(2,286,987)	(40,861)	(77,481)	(8,188)	(44,616)

Net Increase (Decrease) from Capital Share Transactions	(538,597)	39,692	(19,566)	(50,740)	856	(32,802)

Total Increase (Decrease) in Net Assets	1,984,774	1,982,441	24,679	(31,417)	31,195	(9,581)
Net Assets
Beginning of Year	12,027,928	10,045,487	217,203	248,620	153,631	163,212

End of Year	$14,012,702	$12,027,928	$241,882	$217,203	$184,826	$153,631

(1) Shares Issued and Redeemed:
Shares Issued	104,220	99,517	584	613	142	191
Shares Issued in Lieu of Cash Distributions	18,119	18,765	292	613	374	507
Shares Redeemed	(151,223)	(115,815)	(1,748)	(3,530)	(456)	(2,658)

Net Increase (Decrease) from Shares Issued and Redeemed	(28,884)	2,467	(872)	(2,304)	60	(1,960)

#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio#		Continental Small Company Portfolio#		DFA International Real Estate Securities Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$838	$693	$4,109	$21,994	$139,588	$145,958
Net Realized Gain (Loss) on:
Investment Securities Sold	—	—	—	—	(132,214)	(300,498)
Affiliated Investment Companies Shares Sold	—	—	—	—	8	(1)
Transactions Allocated from Affiliated Investment Company	(10)	341	6,279	21,364	—	—
Futures	—	—	—	—	2,054	6,301
Foreign Currency Transactions	—	—	—	—	(540)	419
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	383,353	826,517
Affiliated Investment Companies Shares	—	—	—	—	—	1
Transactions Allocated from Affiliated Investment Company	1,900	4,604	(6,015)	111,423	—	—
Futures	—	—	—	—	1,243	236
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	340	416

Net Increase (Decrease) in Net Assets Resulting from Operations	2,728	5,638	4,373	154,781	393,832	679,349

Distributions:
Institutional Class Shares	(915)	(905)	(10,345)	(21,345)	(186,008)	(185,455)
Capital Share Transactions (1):
Shares Issued	835	872	8,945	10,526	209,705	268,013
Shares Issued in Lieu of Cash Distributions	915	905	10,341	21,343	81,585	79,570
Shares Redeemed	(1,679)	(4,225)	(694,562)	(25,451)	(560,980)	(945,039)

Net Increase (Decrease) from Capital Share Transactions	71	(2,448)	(675,276)	6,418	(269,690)	(597,456)

Total Increase (Decrease) in Net Assets	1,884	2,285	(681,248)	139,854	(61,866)	(103,562)
Net Assets
Beginning of Year	20,983	18,698	796,874	657,020	3,410,481	3,514,043

End of Year	$22,867	$20,983	$115,626	$796,874	$3,348,615	$3,410,481

(1) Shares Issued and Redeemed:
Shares Issued	31	33	269	344	59,925	73,477
Shares Issued in Lieu of Cash Distributions	32	35	333	699	24,138	22,799
Shares Redeemed	(61)	(166)	(23,263)	(853)	(157,448)	(262,497)

Net Increase (Decrease) from Shares Issued and Redeemed	2	(98)	(22,661)	190	(73,385)	(166,221)

#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$260,408	$281,480	$450,978	$361,770	$110,845	$105,277
Net Realized Gain (Loss) on:
Investment Securities Sold	(111,163)	(107,920)	561,776	88,466	(47,100)	32,280
Affiliated Investment Companies Shares Sold	(11,283)	(142,227)	19	(20)	13	(15)
Futures	7,054	11,651	14,638	25,116	3,191	6,572
Foreign Currency Transactions	—	—	3,723	2,534	296	432
In-Kind Redemptions	1,686	—	391,567	1,991	38,555	32,083
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(179,887)	1,461,839	2,657,888	1,814,384	812,828	487,099
Affiliated Investment Companies Shares	138,268	425,075	(7)	7	(4)	5
Futures	2,138	(341)	4,940	1,446	1,098	(200)
Translation of Foreign Currency-Denominated Amounts	—	—	2,949	(558)	824	(95)

Net Increase (Decrease) in Net Assets Resulting from Operations	107,221	1,929,557	4,088,471	2,295,136	920,546	663,438

Distributions:
Institutional Class Shares	(262,006)	(252,366)	(586,640)	(461,294)	(125,913)	(127,525)
Capital Share Transactions (1):
Shares Issued	1,050,054	1,151,003	1,307,656	759,386	364,071	251,790
Shares Issued in Lieu of Cash Distributions	252,302	240,943	499,817	392,762	125,154	126,606
Shares Redeemed	(1,684,367)	(2,135,079)	(3,110,992)	(1,742,549)	(711,490)	(517,260)

Net Increase (Decrease) from Capital Share Transactions	(382,011)	(743,133)	(1,303,519)	(590,401)	(222,265)	(138,864)

Total Increase (Decrease) in Net Assets	(536,796)	934,058	2,198,312	1,243,441	572,368	397,049
Net Assets
Beginning of Year	7,595,939	6,661,881	11,285,138	10,041,697	3,429,184	3,032,135

End of Year	$7,059,143	$7,595,939	$13,483,450	$11,285,138	$4,001,552	$3,429,184

(1) Shares Issued and Redeemed:
Shares Issued	99,345	113,937	51,391	34,306	23,661	18,432
Shares Issued in Lieu of Cash Distributions	24,075	24,143	19,576	18,136	8,080	9,297
Shares Redeemed	(160,186)	(211,716)	(119,695)	(79,027)	(45,584)	(37,780)

Net Increase (Decrease) from Shares Issued and Redeemed	(36,766)	(73,636)	(48,728)	(26,585)	(13,843)	(10,051)

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio#		World ex U.S. Core Equity Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,975	$39,505	$11,730	$9,944	$122,089	$113,577
Capital Gain Distributions Received from Investment Securities	—	—	193	27	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	17,453	27,613	—	—	(3,882)	(2,967)
Affiliated Investment Companies Shares Sold	1	(1)	325	235	12	(4)
Transactions Allocated from Affiliated Investment Company	—	—	665	2,711	—	—
Futures	414	306	2	(19)	3,781	12,096
Foreign Currency Transactions	(30)	437	—	—	(663)	(1,551)
In-Kind Redemptions	28,298	30,116	—	—	5,043	14,076
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	209,862	163,329	—	—	861,017	628,676
Affiliated Investment Companies Shares	—	1	7,895	3,469	(1)	2
Transactions Allocated from Affiliated Investment Company	—	—	66,028	36,314	—	—
Futures	—	104	—	—	1,536	391
Translation of Foreign Currency-Denominated Amounts	418	40	—	—	731	(133)

Net Increase (Decrease) in Net Assets Resulting from Operations	298,391	261,450	86,838	52,681	989,663	764,163

Distributions:
Institutional Class Shares	(36,000)	(38,501)	(12,515)	(11,909)	(138,223)	(125,828)
Capital Share Transactions (1):
Shares Issued	318,628	292,773	71,400	32,521	549,285	902,559
Shares Issued in Lieu of Cash Distributions	35,122	37,348	11,980	11,357	136,094	125,344
Shares Redeemed	(442,879)	(497,501)	(43,076)	(43,707)	(888,824)	(943,484)

Net Increase (Decrease) from Capital Share Transactions	(89,129)	(167,380)	40,304	171	(203,445)	84,419

Total Increase (Decrease) in Net Assets	173,262	55,569	114,627	40,943	647,995	722,754
Net Assets
Beginning of Year	1,529,047	1,473,478	282,628	241,685	4,066,463	3,343,709

End of Year	$1,702,309	$1,529,047	$397,255	$282,628	$4,714,458	$4,066,463

(1) Shares Issued and Redeemed:
Shares Issued	23,594	22,352	4,868	2,508	37,572	69,357
Shares Issued in Lieu of Cash Distributions	2,476	2,849	811	877	9,217	9,446
Shares Redeemed	(32,073)	(38,280)	(2,990)	(3,419)	(60,460)	(70,512)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,003)	(13,079)	2,689	(34)	(13,671)	8,291

#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$22,722	$20,435	$21,184	$22,669	$6,292	$6,127
Capital Gain Distributions Received from Investment Securities	—	—	—	—	—	643
Net Realized Gain (Loss) on:
Investment Securities Sold	7,152	4,088	—	—	—	—
Affiliated Investment Companies Shares Sold	—	(1)	48,440	21,126	4,308	11,043
Futures	301	150	—	—	497	644
Foreign Currency Transactions	29	(48)	—	—	—	—
Forward Currency Contracts	—	—	—	—	401	(1,039)
In-Kind Redemptions	4,551	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	154,336	118,261	—	—	—	—
Affiliated Investment Companies Shares	—	—	139,865	244,993	46,169	55,205
Futures	(7)	—	—	—	100	259
Translation of Foreign Currency-Denominated Amounts	149	(21)	—	—	—	—
Forward Currency Contracts	—	—	—	—	(328)	799

Net Increase (Decrease) in Net Assets Resulting from Operations	189,233	142,864	209,489	288,788	57,439	73,681

Distributions:
Institutional Class Shares	(23,776)	(20,450)	(36,225)	(33,899)	(16,315)	(16,496)
Capital Share Transactions (1):
Shares Issued	34,987	31,403	123,347	71,635	51,438	26,981
Shares Issued in Lieu of Cash Distributions	23,706	20,403	30,692	28,906	16,211	16,391
Shares Redeemed	(130,320)	(99,372)	(255,373)	(184,039)	(64,806)	(57,252)

Net Increase (Decrease) from Capital Share Transactions	(71,627)	(47,566)	(101,334)	(83,498)	2,843	(13,880)

Total Increase (Decrease) in Net Assets	93,830	74,848	71,930	171,391	43,967	43,305
Net Assets
Beginning of Year	712,102	637,254	1,129,123	957,732	298,635	255,330

End of Year	$805,932	$712,102	$1,201,053	$1,129,123	$342,602	$298,635

(1) Shares Issued and Redeemed:
Shares Issued	2,195	2,218	4,795	3,106	2,283	1,283
Shares Issued in Lieu of Cash Distributions	1,422	1,412	1,203	1,294	744	871
Shares Redeemed	(8,001)	(6,931)	(9,939)	(7,923)	(2,902)	(2,781)

Net Increase (Decrease) from Shares Issued and Redeemed	(4,384)	(3,301)	(3,941)	(3,523)	125	(627)

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio#		Emerging Markets Small Cap Portfolio#		Emerging Markets Value Portfolio#
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$135,838	$126,686	$95,374	$96,158	$380,628	$362,016
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	35,257	(123,337)	(177,643)	(41,750)	(37,881)	201,683
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,230,249	1,009,914	631,393	688,635	2,110,197	1,646,744

Net Increase (Decrease) in Net Assets Resulting from Operations	1,401,344	1,013,263	549,124	743,043	2,452,944	2,210,443

Distributions:
Institutional Class Shares	(163,877)	(166,182)	(119,966)	(129,086)	(487,702)	(498,903)
Capital Share Transactions (1):
Shares Issued	852,850	779,831	245,642	316,686	1,383,177	1,107,678
Shares Issued in Lieu of Cash Distributions	157,339	159,937	110,296	119,113	468,293	473,233
Shares Redeemed	(1,176,759)	(820,824)	(691,828)	(1,037,905)	(1,919,284)	(2,217,144)

Net Increase (Decrease) from Capital Share Transactions	(166,570)	118,944	(335,890)	(602,106)	(67,814)	(636,233)

Total Increase (Decrease) in Net Assets	1,070,897	966,025	93,268	11,851	1,897,428	1,075,307
Net Assets
Beginning of Year	5,293,090	4,327,065	3,815,970	3,804,119	11,012,141	9,936,834

End of Year	$6,363,987	$5,293,090	$3,909,238	$3,815,970	$12,909,569	$11,012,141

(1) Shares Issued and Redeemed:
Shares Issued	27,429	27,460	9,998	13,700	43,448	36,093
Shares Issued in Lieu of Cash Distributions	4,900	5,561	4,358	5,080	14,142	15,492
Shares Redeemed	(37,891)	(28,788)	(28,811)	(44,508)	(59,317)	(73,010)

Net Increase (Decrease) from Shares Issued and Redeemed	(5,562)	4,233	(14,455)	(25,728)	(1,727)	(21,425)

#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity 2 Portfolio		Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$753,909	$714,882	$6,753	$5,790	$27,505	$19,384
Net Realized Gain (Loss) on:
Investment Securities Sold	108,655	(248,182)	(6,022)	(4,239)	(959)	1,277
Affiliated Investment Companies Shares Sold	45	(40)	—	—	2	(1)
Futures	35,336	45,277	165	421	(438)	928
Foreign Currency Transactions	(5,153)	(5,074)	(11)	(136)	(326)	(163)
In-Kind Redemptions	6,490	18,232	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,586,066	4,935,739	48,584	45,069	202,237	129,583
Affiliated Investment Companies Shares	(3)	7	—	—	—	—
Futures	7,445	8,979	59	118	—	—
Translation of Foreign Currency-Denominated Amounts	1,383	(760)	8	(5)	50	(36)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,494,173	5,469,060	49,536	47,018	228,071	150,972

Distributions:
Institutional Class Shares	(1,008,598)	(885,010)	(11,365)	(12,223)	(32,735)	(21,125)
Capital Share Transactions (1):
Shares Issued	4,194,288	4,452,858	42,214	47,908	609,966	394,316
Shares Issued in Lieu of Cash Distributions	966,719	845,877	11,199	11,989	31,580	19,016
Shares Redeemed	(5,619,856)	(4,590,388)	(50,442)	(49,388)	(501,108)	(213,310)

Net Increase (Decrease) from Capital Share Transactions	(458,849)	708,347	2,971	10,509	140,438	200,022

Total Increase (Decrease) in Net Assets	5,026,726	5,292,397	41,142	45,304	335,774	329,869
Net Assets
Beginning of Year	28,287,324	22,994,927	264,482	219,178	900,959	571,090

End of Year	$33,314,050	$28,287,324	$305,624	$264,482	$1,236,733	$900,959

(1) Shares Issued and Redeemed:
Shares Issued	167,775	193,222	3,625	4,238	59,039	38,654
Shares Issued in Lieu of Cash Distributions	37,619	36,400	988	1,134	2,895	1,835
Shares Redeemed	(224,304)	(197,437)	(4,317)	(4,435)	(47,103)	(20,366)

Net Increase (Decrease) from Shares Issued and Redeemed	(18,910)	32,185	296	937	14,831	20,123

 The Portfolio commenced operations on November 15, 2021.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$27.69	$23.34	$21.06	$27.63	$20.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.86	0.79	0.76	0.78	0.70
Net Gains (Losses) on Securities (Realized and Unrealized)	5.88	4.45	2.22	(6.54)	6.70

Total from Investment Operations	6.74	5.24	2.98	(5.76)	7.40

Less Distributions:
Net Investment Income	(0.92)	(0.89)	(0.70)	(0.81)	(0.67)

Total Distributions	(0.92)	(0.89)	(0.70)	(0.81)	(0.67)

Net Asset Value, End of Year	$33.51	$27.69	$23.34	$21.06	$27.63

Total Return	24.71%	22.59%	14.00%	(21.12%)	35.55%

Net Assets, End of Year (thousands)	$7,193,257	$5,940,835	$5,118,467	$4,820,678	$6,032,181
Ratio of Expenses to Average Net Assets	0.18%	0.17%	0.17%	0.17%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.18%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.88%	2.92%	3.12%	3.17%	2.65%
Portfolio Turnover Rate	8%	11%	8%	9%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Core Equity 2 Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$15.95	$13.53	$12.22	$16.35	$12.08

Income from Investment Operations (A)
Net Investment Income (Loss)	0.52	0.48	0.46	0.47	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	3.64	2.48	1.25	(4.07)	4.24

Total from Investment Operations	4.16	2.96	1.71	(3.60)	4.64

Less Distributions:
Net Investment Income	(0.57)	(0.54)	(0.40)	(0.53)	(0.37)

Total Distributions	(0.57)	(0.54)	(0.40)	(0.53)	(0.37)

Net Asset Value, End of Year	$19.54	$15.95	$13.53	$12.22	$16.35

Total Return	26.48%	22.01%	13.84%	(22.29%)	38.56%

Net Assets, End of Year (thousands)	$36,806,894	$30,958,417	$27,369,353	$26,208,206	$34,629,583
Ratio of Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.24%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23%	0.23%	0.23%	0.24%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.00%	3.05%	3.21%	3.27%	2.56%
Portfolio Turnover Rate	8%	12%	9%	11%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$15.74	$12.62	$12.52	$15.52	$10.50

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27	0.25	0.24	0.23	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	1.72	3.24	0.02	(2.68)	4.97

Total from Investment Operations	1.99	3.49	0.26	(2.45)	5.19

Less Distributions:
Net Investment Income	(0.29)	(0.26)	(0.16)	(0.25)	(0.17)
Net Realized Gains	(0.12)	(0.11)	—	(0.30)	—

Total Distributions	(0.41)	(0.37)	(0.16)	(0.55)	(0.17)

Net Asset Value, End of Year	$17.32	$15.74	$12.62	$12.52	$15.52

Total Return	12.88%	28.04%	2.05%	(16.32%)	49.81%

Net Assets, End of Year (thousands)	$109,365	$97,501	$73,599	$82,920	$99,631
Ratio of Expenses to Average Net Assets *(B)	0.42%	0.42%	0.42%	0.44%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.64%	0.65%	0.64%	0.66%	0.71%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.69%	1.81%	1.66%	1.49%
Portfolio Turnover Rate **	8%	14%	18%	13%	14%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22%	0.22%	0.22%	0.22%	0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Small Company Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$20.15	$16.90	$15.93	$23.29	$16.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.65	0.56	0.52	0.54	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	4.60	3.32	1.19	(6.44)	6.42

Total from Investment Operations	5.25	3.88	1.71	(5.90)	6.83

Less Distributions:
Net Investment Income	(0.73)	(0.63)	(0.53)	(0.67)	(0.38)
Net Realized Gains	—	—	(0.21)	(0.79)	—

Total Distributions	(0.73)	(0.63)	(0.74)	(1.46)	(0.38)

Net Asset Value, End of Year	$24.67	$20.15	$16.90	$15.93	$23.29

Total Return	26.50%	23.07%	10.58%	(26.55%)	40.83%

Net Assets, End of Year (thousands)	$14,012,702	$12,027,928	$10,045,487	$9,320,095	$13,465,853
Ratio of Expenses to Average Net Assets *(B)	0.39%	0.39%	0.39%	0.41%	0.46%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.39%	0.39%	0.39%	0.41%	0.46%
Ratio of Net Investment Income to Average Net Assets	2.99%	2.82%	2.89%	2.79%	1.90%
Portfolio Turnover Rate **	14%	17%	12%	13%	16%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$22.73	$20.96	$18.69	$25.80	$23.39

Income from Investment Operations (A)
Net Investment Income (Loss)	0.62	0.52	0.49	0.48	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	5.20	2.67	2.87	(6.33)	2.51

Total from Investment Operations	5.82	3.19	3.36	(5.85)	2.95

Less Distributions:
Net Investment Income	(0.70)	(1.03)	(0.26)	(0.53)	(0.54)
Net Realized Gains	—	(0.39)	(0.83)	(0.73)	—

Total Distributions	(0.70)	(1.42)	(1.09)	(1.26)	(0.54)

Net Asset Value, End of Year	$27.85	$22.73	$20.96	$18.69	$25.80

Total Return	26.32%	15.64%	18.33%	(23.79%)	12.66%

Net Assets, End of Year (thousands)	$241,882	$217,203	$248,620	$267,551	$379,837
Ratio of Expenses to Average Net Assets (B)	0.40%	0.40%	0.40%	0.42%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.50%	0.50%	0.50%	0.52%	0.57%
Ratio of Net Investment Income to Average Net Assets	2.56%	2.31%	2.33%	2.24%	1.69%
Portfolio Turnover Rate	14%	14%	9%	11%	11%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Asia Pacific Small Company Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$18.49	$15.90	$17.39	$26.94	$20.13

Income from Investment Operations (A)
Net Investment Income (Loss)	0.70	0.59	0.73	0.84	0.75
Net Gains (Losses) on Securities (Realized and Unrealized)	3.68	2.82	(0.46)	(7.40)	6.74

Total from Investment Operations	4.38	3.41	0.27	(6.56)	7.49

Less Distributions:
Net Investment Income	(0.78)	(0.82)	(0.75)	(1.07)	(0.68)
Net Realized Gains	—	—	(1.01)	(1.92)	—

Total Distributions	(0.78)	(0.82)	(1.76)	(2.99)	(0.68)

Net Asset Value, End of Year	$22.09	$18.49	$15.90	$17.39	$26.94

Total Return	24.88%	22.05%	0.37%	(26.90%)	37.81%

Net Assets, End of Year (thousands)	$184,826	$153,631	$163,212	$230,202	$381,490
Ratio of Expenses to Average Net Assets (B)	0.41%	0.41%	0.40%	0.42%	0.48%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.51%	0.51%	0.50%	0.52%	0.58%
Ratio of Net Investment Income to Average Net Assets	3.80%	3.36%	4.08%	3.95%	3.01%
Portfolio Turnover Rate	21%	23%	17%	19%	19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$26.71	$21.17	$19.89	$31.72	$21.35

Income from Investment Operations (A)
Net Investment Income (Loss)	1.04	0.85	0.82	0.94	0.58
Net Gains (Losses) on Securities (Realized and Unrealized)	2.45	5.78	0.96	(11.25)	10.31

Total from Investment Operations	3.49	6.63	1.78	(10.31)	10.89

Less Distributions:
Net Investment Income	(1.17)	(1.09)	(0.50)	(0.97)	(0.52)
Net Realized Gains	—	—	—	(0.55)	—

Total Distributions	(1.17)	(1.09)	(0.50)	(1.52)	(0.52)

Net Asset Value, End of Year	$29.03	$26.71	$21.17	$19.89	$31.72

Total Return	13.18%	31.58%	8.78%	(33.62%)	51.31%

Net Assets, End of Year (thousands)	$22,867	$20,983	$18,698	$18,398	$44,133
Ratio of Expenses to Average Net Assets (B)	0.51%	0.51%	0.51%	0.56%	0.59%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.61%	0.61%	0.61%	0.66%	0.74%
Ratio of Net Investment Income to Average Net Assets	3.84%	3.28%	3.50%	3.62%	1.88%
Portfolio Turnover Rate	19%	20%	9%	14%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Continental Small Company Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$30.92	$25.68	$23.75	$35.27	$23.82

Income from Investment Operations (A)
Net Investment Income (Loss)	0.73	0.86	0.81	0.76	0.57
Net Gains (Losses) on Securities (Realized and Unrealized)	7.09	5.22	1.96	(10.80)	11.45

Total from Investment Operations	7.82	6.08	2.77	(10.04)	12.02

Less Distributions:
Net Investment Income	(1.57)	(0.84)	(0.84)	(0.80)	(0.57)
Net Realized Gains	—	—	—	(0.68)	—

Total Distributions	(1.57)	(0.84)	(0.84)	(1.48)	(0.57)

Net Asset Value, End of Year	$37.17	$30.92	$25.68	$23.75	$35.27

Total Return	26.02%	23.74%	11.43%	(29.26%)	50.70%

Net Assets, End of Year (thousands)	$115,626	$796,874	$657,020	$616,323	$867,759
Ratio of Expenses to Average Net Assets (B)	0.42%	0.40%	0.39%	0.42%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.52%	0.50%	0.49%	0.52%	0.57%
Ratio of Net Investment Income to Average Net Assets	2.29%	2.82%	2.88%	2.61%	1.76%
Portfolio Turnover Rate	10%	16%	11%	11%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$3.74	$3.26	$3.38	$5.04	$3.77

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.15	0.16	0.15	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.29	0.52	(0.28)	(1.44)	1.11

Total from Investment Operations	0.45	0.67	(0.12)	(1.29)	1.27

Less Distributions:
Net Investment Income	(0.20)	(0.19)	—	(0.37)	—

Total Distributions	(0.20)	(0.19)	—	(0.37)	—

Net Asset Value, End of Year	$3.99	$3.74	$3.26	$3.38	$5.04

Total Return	13.08%	20.91%	(3.55%)	(27.50%)	33.69%

Net Assets, End of Year (thousands)	$3,348,615	$3,410,481	$3,514,043	$4,452,148	$5,987,464
Ratio of Expenses to Average Net Assets	0.27%	0.27%	0.26%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.28%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	4.32%	4.22%	4.30%	3.67%	3.29%
Portfolio Turnover Rate	3%	4%	6%	6%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Real Estate Securities Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$11.05	$8.76	$9.86	$13.29	$9.57

Income from Investment Operations (A)

Net Investment Income (Loss)	0.39	0.39	0.21	0.49	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.21)	2.24	(0.76)	(3.32)	3.80

Total from Investment Operations	0.18	2.63	(0.55)	(2.83)	3.96

Less Distributions:
Net Investment Income	(0.38)	(0.34)	(0.14)	(0.48)	(0.20)
Net Realized Gains	—	—	(0.41)	(0.12)	(0.04)

Total Distributions	(0.38)	(0.34)	(0.55)	(0.60)	(0.24)

Net Asset Value, End of Year	$10.85	$11.05	$8.76	$9.86	$13.29

Total Return	1.77%	30.50%	(6.27%)	(22.34%)	42.08%

Net Assets, End of Year (thousands)	$7,059,143	$7,595,939	$6,661,881	$7,871,073	$10,537,586
Ratio of Expenses to Average Net Assets *(B)	0.22%	0.22%	0.23%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *(B)	0.29%	0.28%	0.31%	0.33%	0.34%
Ratio of Net Investment Income to Average Net Assets	3.66%	3.83%	2.12%	4.14%	1.33%
Portfolio Turnover Rate	4%	3%	—	1%	1%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.07%	0.07%	0.09%	0.10%	0.11%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$22.73	$19.20	$16.81	$22.14	$15.65

Income from Investment Operations (A)

Net Investment Income (Loss)	0.94	0.71	0.66	0.61	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	7.68	3.73	2.33	(5.05)	6.48

Total from Investment Operations	8.62	4.44	2.99	(4.44)	6.92

Less Distributions:
Net Investment Income	(1.05)	(0.88)	(0.60)	(0.73)	(0.43)
Net Realized Gains	(0.18)	(0.03)	—	(0.16)	—

Total Distributions	(1.23)	(0.91)	(0.60)	(0.89)	(0.43)

Net Asset Value, End of Year	$30.12	$22.73	$19.20	$16.81	$22.14

Total Return	39.00%	23.41%	17.80%	(20.53%)	44.61%

Net Assets, End of Year (thousands)	$13,483,450	$11,285,138	$10,041,697	$9,664,700	$12,784,711
Ratio of Expenses to Average Net Assets	0.42%	0.43%	0.43%	0.46%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.43%	0.43%	0.43%	0.46%	0.53%
Ratio of Net Investment Income to Average Net Assets	3.68%	3.22%	3.35%	3.13%	2.13%
Portfolio Turnover Rate	14%	14%	13%	24%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Vector Equity Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$13.97	$11.87	$10.67	$14.51	$10.42

Income from Investment Operations (A)

Net Investment Income (Loss)	0.46	0.42	0.40	0.40	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	3.38	2.19	1.14	(3.52)	4.06

Total from Investment Operations	3.84	2.61	1.54	(3.12)	4.38

Less Distributions:
Net Investment Income	(0.53)	(0.51)	(0.34)	(0.45)	(0.29)
Net Realized Gains	—	—	—	(0.27)	—

Total Distributions	(0.53)	(0.51)	(0.34)	(0.72)	(0.29)

Net Asset Value, End of Year	$17.28	$13.97	$11.87	$10.67	$14.51

Total Return	27.95%	22.15%	14.34%	(22.16%)	42.24%

Net Assets, End of Year (thousands)	$4,001,552	$3,429,184	$3,032,135	$2,882,931	$3,716,790
Ratio of Expenses to Average Net Assets	0.30%	0.34%	0.34%	0.36%	0.42%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.31%	0.34%	0.34%	0.36%	0.42%
Ratio of Net Investment Income to Average Net Assets	3.01%	3.06%	3.20%	3.16%	2.35%
Portfolio Turnover Rate	10%	27%	13%	17%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$12.91	$11.20	$10.12	$13.73	$10.64

Income from Investment Operations (A)

Net Investment Income (Loss)	0.36	0.32	0.32	0.38	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	2.18	1.70	1.07	(3.51)	3.08

Total from Investment Operations	2.54	2.02	1.39	(3.13)	3.38

Less Distributions:
Net Investment Income	(0.31)	(0.31)	(0.31)	(0.37)	(0.29)
Net Realized Gains	—	—	—	(0.11)	—

Total Distributions	(0.31)	(0.31)	(0.31)	(0.48)	(0.29)

Net Asset Value, End of Year	$15.14	$12.91	$11.20	$10.12	$13.73

Total Return	19.86%	18.04%	13.58%	(23.22%)	31.85%

Net Assets, End of Year (thousands)	$1,702,309	$1,529,047	$1,473,478	$1,606,634	$2,183,724
Ratio of Expenses to Average Net Assets	0.29%	0.30%	0.30%	0.30%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.60%	2.45%	2.71%	3.15%	2.30%
Portfolio Turnover Rate	14%	15%	11%	22%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Value Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$13.28	$11.34	$10.14	$12.67	$8.99

Income from Investment Operations (A)

Net Investment Income (Loss)	0.52	0.47	0.48	0.47	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	3.33	2.04	1.20	(2.49)	3.66

Total from Investment Operations	3.85	2.51	1.68	(2.02)	4.04

Less Distributions:
Net Investment Income	(0.56)	(0.57)	(0.48)	(0.51)	(0.36)

Total Distributions	(0.56)	(0.57)	(0.48)	(0.51)	(0.36)

Net Asset Value, End of Year	$16.57	$13.28	$11.34	$10.14	$12.67

Total Return	29.56%	22.36%	16.53%	(16.23%)	45.23%

Net Assets, End of Year (thousands)	$397,255	$282,628	$241,685	$194,259	$308,666
Ratio of Expenses to Average Net Assets *(B)	0.37%	0.38%	0.36%	0.40%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *(B)	0.56%	0.57%	0.55%	0.59%	0.64%
Ratio of Net Investment Income to Average Net Assets	3.62%	3.65%	4.08%	4.02%	3.14%
Portfolio Turnover Rate **	12%	13%	13%	15%	11%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19%	0.19%	0.19%	0.19%	0.20%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$13.53	$11.44	$10.35	$13.84	$10.44

Income from Investment Operations (A)

Net Investment Income (Loss)	0.41	0.38	0.38	0.40	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	2.97	2.14	1.08	(3.48)	3.40

Total from Investment Operations	3.38	2.52	1.46	(3.08)	3.73

Less Distributions:
Net Investment Income	(0.47)	(0.43)	(0.37)	(0.41)	(0.33)

Total Distributions	(0.47)	(0.43)	(0.37)	(0.41)	(0.33)

Net Asset Value, End of Year	$16.44	$13.53	$11.44	$10.35	$13.84

Total Return	25.43%	22.10%	14.01%	(22.55%)	35.87%

Net Assets, End of Year (thousands)	$4,714,458	$4,066,463	$3,343,709	$3,122,060	$4,089,166
Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.30%	0.30%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30%	0.30%	0.30%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.86%	2.87%	3.12%	3.25%	2.49%
Portfolio Turnover Rate	8%	18%	10%	12%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Targeted Value Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$14.80	$12.39	$11.02	$15.29	$10.91

Income from Investment Operations (A)

Net Investment Income (Loss)	0.49	0.41	0.40	0.39	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	3.66	2.42	1.35	(3.55)	4.34

Total from Investment Operations	4.15	2.83	1.75	(3.16)	4.66

Less Distributions:
Net Investment Income	(0.52)	(0.42)	(0.38)	(0.39)	(0.28)
Net Realized Gains	—	—	—	(0.72)	—

Total Distributions	(0.52)	(0.42)	(0.38)	(1.11)	(0.28)

Net Asset Value, End of Year	$18.43	$14.80	$12.39	$11.02	$15.29

Total Return	28.44%	22.91%	15.76%	(21.77%)	42.81%

Net Assets, End of Year (thousands)	$805,932	$712,102	$637,254	$567,557	$774,324
Ratio of Expenses to Average Net Assets	0.48%	0.48%	0.48%	0.52%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.48%	0.48%	0.48%	0.52%	0.55%
Ratio of Net Investment Income to Average Net Assets	3.06%	2.87%	3.08%	2.98%	2.20%
Portfolio Turnover Rate	17%	20%	24%	35%	28%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$24.56	$19.35	$18.24	$22.56	$16.29

Income from Investment Operations (A)

Net Investment Income (Loss)	0.46	0.47	0.39	0.45	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	4.36	5.44	1.38	(4.15)	6.27

Total from Investment Operations	4.82	5.91	1.77	(3.70)	6.61

Less Distributions:
Net Investment Income	(0.48)	(0.47)	(0.39)	(0.45)	(0.34)
Net Realized Gains	(0.33)	(0.23)	(0.27)	(0.17)	—

Total Distributions	(0.81)	(0.70)	(0.66)	(0.62)	(0.34)

Net Asset Value, End of Year	$28.57	$24.56	$19.35	$18.24	$22.56

Total Return	20.05%	30.94%	9.65%	(16.62%)	40.75%

Net Assets, End of Year (thousands)	$1,201,053	$1,129,123	$957,732	$949,017	$1,088,714
Ratio of Expenses to Average Net Assets *(B)	0.27%	0.27%	0.27%	0.27%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.44%	0.44%	0.44%	0.45%	0.46%
Ratio of Net Investment Income to Average Net Assets	1.84%	2.06%	1.94%	2.22%	1.64%
Portfolio Turnover Rate	8%	4%	N/A	N/A	N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20%	0.20%	0.20%	0.20%	0.22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Selectively Hedged Global Equity Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$22.15	$18.10	$18.09	$22.35	$16.21

Income from Investment Operations (A)

Net Investment Income (Loss)	0.44	0.44	0.37	0.44	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	3.77	4.80	1.28	(3.29)	6.21

Total from Investment Operations	4.21	5.24	1.65	(2.85)	6.54

Less Distributions:
Net Investment Income	(0.41)	(0.47)	(1.03)	(0.44)	(0.20)
Net Realized Gains	(0.77)	(0.72)	(0.61)	(0.97)	(0.20)

Total Distributions	(1.18)	(1.19)	(1.64)	(1.41)	(0.40)

Net Asset Value, End of Year	$25.18	$22.15	$18.10	$18.09	$22.35

Total Return	19.82%	30.12%	9.43%	(13.65%)	40.81%

Net Assets, End of Year (thousands)	$342,602	$298,635	$255,330	$270,708	$348,707
Ratio of Expenses to Average Net Assets *(B)	0.31%	0.32%	0.32%	0.31%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.50%	0.51%	0.52%	0.51%	0.53%
Ratio of Net Investment Income to Average Net Assets	2.00%	2.13%	2.02%	2.25%	1.60%
Portfolio Turnover Rate	17%	11%	N/A	N/A	N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.23%	0.23%	0.23%	0.24%	0.25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$29.78	$24.94	$22.78	$33.05	$27.64

Income from Investment Operations (A)

Net Investment Income (Loss)	0.77	0.73	0.82	0.88	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	7.36	5.06	2.17	(9.07)	5.32

Total from Investment Operations	8.13	5.79	2.99	(8.19)	6.06

Less Distributions:
Net Investment Income	(0.94)	(0.95)	(0.77)	(0.91)	(0.65)
Net Realized Gains	—	—	(0.06)	(1.17)	—

Total Distributions	(0.94)	(0.95)	(0.83)	(2.08)	(0.65)

Net Asset Value, End of Year	$36.97	$29.78	$24.94	$22.78	$33.05

Total Return	27.82%	23.41%	13.02%	(25.94%)	21.91%

Net Assets, End of Year (thousands)	$6,363,987	$5,293,090	$4,327,065	$3,938,781	$6,225,187
Ratio of Expenses to Average Net Assets (B)	0.36%	0.36%	0.35%	0.36%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.46%	0.46%	0.45%	0.46%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.48%	2.54%	3.11%	3.05%	2.19%
Portfolio Turnover Rate	10%	15%	14%	10%	19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$24.13	$20.69	$18.76	$26.03	$19.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.63	0.56	0.55	0.59	0.52
Net Gains (Losses) on Securities (Realized and Unrealized)	3.25	3.64	2.28	(6.16)	6.41

Total from Investment Operations	3.88	4.20	2.83	(5.57)	6.93

Less Distributions:
Net Investment Income	(0.81)	(0.76)	(0.49)	(1.00)	(0.57)
Net Realized Gains	—	—	(0.41)	(0.70)	—

Total Distributions	(0.81)	(0.76)	(0.90)	(1.70)	(0.57)

Net Asset Value, End of Year	$27.20	$24.13	$20.69	$18.76	$26.03

Total Return	16.36%	20.44%	15.09%	(22.57%)	35.51%

Net Assets, End of Year (thousands)	$3,909,238	$3,815,970	$3,804,119	$3,511,909	$5,115,924
Ratio of Expenses to Average Net Assets (B)	0.60%	0.61%	0.59%	0.59%	0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.80%	0.81%	0.79%	0.79%	0.83%
Ratio of Net Investment Income to Average Net Assets	2.61%	2.40%	2.59%	2.57%	2.10%
Portfolio Turnover Rate	11%	13%	19%	12%	16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$31.51	$26.79	$24.08	$31.48	$23.93

Income from Investment Operations (A)
Net Investment Income (Loss)	1.09	1.02	1.12	1.32	0.90
Net Gains (Losses) on Securities (Realized and Unrealized)	5.93	5.12	2.68	(7.34)	7.50

Total from Investment Operations	7.02	6.14	3.80	(6.02)	8.40

Less Distributions:
Net Investment Income	(1.40)	(1.42)	(1.09)	(1.39)	(0.85)

Total Distributions	(1.40)	(1.42)	(1.09)	(1.39)	(0.85)

Net Asset Value, End of Year	$37.13	$31.51	$26.79	$24.08	$31.48

Total Return	22.89%	23.14%	15.71%	(19.51%)	35.24%

Net Assets, End of Year (thousands)	$12,909,569	$11,012,141	$9,936,834	$9,600,125	$13,258,001
Ratio of Expenses to Average Net Assets (B)	0.44%	0.45%	0.44%	0.45%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) (B)	0.55%	0.55%	0.54%	0.55%	0.59%
Ratio of Net Investment Income to Average Net Assets	3.34%	3.34%	4.03%	4.49%	2.92%
Portfolio Turnover Rate	11%	13%	12%	14%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity 2 Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$24.31	$20.32	$18.13	$25.16	$20.34

Income from Investment Operations (A)
Net Investment Income (Loss)	0.65	0.62	0.67	0.75	0.57
Net Gains (Losses) on Securities (Realized and Unrealized)	5.01	4.14	2.15	(6.97)	4.76

Total from Investment Operations	5.66	4.76	2.82	(6.22)	5.33

Less Distributions:
Net Investment Income	(0.87)	(0.77)	(0.63)	(0.81)	(0.51)

Total Distributions	(0.87)	(0.77)	(0.63)	(0.81)	(0.51)

Net Asset Value, End of Period	$29.10	$24.31	$20.32	$18.13	$25.16

Total Return	23.82%	23.66%	15.49%	(25.06%)	26.19%

Net Assets, End of Period (thousands)	$33,314,050	$28,287,324	$22,994,927	$20,968,575	$29,155,369
Ratio of Expenses to Average Net Assets	0.39%	0.40%	0.39%	0.40%	0.42%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.39%	0.40%	0.39%	0.40%	0.42%
Ratio of Net Investment Income to Average Net Assets	2.59%	2.66%	3.18%	3.33%	2.26%
Portfolio Turnover Rate	5%	9%	11%	14%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Targeted Value Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$11.87	$10.27	$9.29	$13.13	$9.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30	0.26	0.27	0.30	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.87	1.91	1.13	(2.85)	3.39

Total from Investment Operations	2.17	2.17	1.40	(2.55)	3.67

Less Distributions:
Net Investment Income	(0.51)	(0.39)	(0.24)	(0.42)	(0.23)
Net Realized Gains	—	(0.18)	(0.18)	(0.87)	(0.02)

Total Distributions	(0.51)	(0.57)	(0.42)	(1.29)	(0.25)

Net Asset Value, End of Period	$13.53	$11.87	$10.27	$9.29	$13.13

Total Return	19.06%	21.82%	15.20%	(21.40%)	38.29%

Net Assets, End of Period (thousands)	$305,624	$264,482	$219,178	$189,926	$234,921
Ratio of Expenses to Average Net Assets	0.58%	0.60%	0.66%	0.66%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.65%	0.70%	0.67%	0.66%	0.72%
Ratio of Net Investment Income to Average Net Assets	2.47%	2.32%	2.55%	2.72%	2.19%
Portfolio Turnover Rate	21%	30%	24%	28%	29%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Ex China Core Equity Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Period Nov 15, 2021 to Oct 31, 2022

Net Asset Value, Beginning of Period	$10.43	$8.62	$7.76	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.24	0.26	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.84	1.83	0.83	(2.28)

Total from Investment Operations	2.10	2.07	1.09	(2.00)

Less Distributions:
Net Investment Income	(0.31)	(0.26)	(0.23)	(0.24)

Total Distributions	(0.31)	(0.26)	(0.23)	(0.24)

Net Asset Value, End of Period	$12.22	$10.43	$8.62	$7.76

Total Return	20.48%	24.04%	14.04%	(20.16%)(C)

Net Assets, End of Period (thousands)	$1,236,733	$900,959	$571,090	$424,447
Ratio of Expenses to Average Net Assets	0.43%	0.43%	0.42%	0.43%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.45%	0.45%	0.47%	0.54%(D)
Ratio of Net Investment Income to Average Net Assets	2.43%	2.32%	2.94%	3.20%(D)
Portfolio Turnover Rate	27%	15%	16%	41%(C)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of October 31, 2025, of which twenty-four (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Effective February 28, 2025, the following Portfolios changed their names as detailed below:

New Name	Former Name
International Core Equity 2 Portfolio	International Core Equity Portfolio
Emerging Markets Core Equity 2 Portfolio	Emerging Markets Core Equity Portfolio

Of the Portfolios, seven invest all of their assets in a corresponding series (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”). Six of the Portfolios generally allocate their assets among other funds (each such underlying fund, an “Underlying Fund”) managed by Dimensional Fund Advisors LP (the “Advisor”) (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Underlying Funds within DFAITC. The Global Small Company Portfolio invests in six Underlying Funds within DFAITC and one Underlying Fund within the Fund. The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of October 31, 2025, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below.

Feeder Funds	Master Funds	Percentage Ownership 10/31/25
Japanese Small Company Portfolio	The Japanese Small Company Series	7%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	11%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	1%
Continental Small Company Portfolio	The Continental Small Company Series	2%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership 10/31/25
International Small Company Portfolio	The Continental Small Company Series	98%
	The Japanese Small Company Series	93%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	88%

Funds of Funds	Underlying Funds	Percentage Ownership 10/31/25
	The Canadian Small Company Series	99%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	—
	DFA International Real Estate Securities Portfolio	60%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	6%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity 2 Portfolio	1%
	Emerging Markets Core Equity 2 Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity 2 Portfolio	—
	Emerging Markets Core Equity 2 Portfolio	—

* DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity 2 Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity 2 Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Underlying Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA

Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity 2 Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor provides investment management services to the Portfolios. For the year ended October 31, 2025, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%

International Core Equity 2 Portfolio	0.20%
Global Small Company Portfolio	0.35%
International Small Company Portfolio	0.25%
Japanese Small Company Portfolio	0.35%
Asia Pacific Small Company Portfolio	0.35%
United Kingdom Small Company Portfolio	0.35%
Continental Small Company Portfolio	0.35%
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.19%
DFA International Small Cap Value Portfolio	0.39%
International Vector Equity Portfolio	0.27%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.32%
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.40%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.38%
Emerging Markets Core Equity 2 Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

*	Effective as of February 28, 2025, the investment management fee payable by the International Vector Equity Portfolio was reduced from 0.30% to 0.25%.

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2026, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2025, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The recovered previously waived fees/assumed expenses during the year ended October 31, 2025, waived fees/assumed expenses during the year ended October 31, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged

Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Large Cap International Portfolio (1)	0.24%	—	—	—
International Core Equity 2 Portfolio (1)	0.30%	—	—	—
Global Small Company Portfolio (2)	0.42%	—	$4	$223
International Small Company Portfolio (3)	0.45%	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	222
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	157
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	—	22
Continental Small Company Portfolio (4)	0.42%	0.35%	—	180
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.22%	—	—	4,707
International Vector Equity Portfolio (1)	0.60%	—	—	—
International High Relative Profitability Portfolio (2)	0.29%	—	14	116
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	598
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—
World ex U.S. Targeted Value Portfolio (8)	0.80%	0.40%	—	—
World Core Equity Portfolio (9)	0.27%	0.22%	3	1,961
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.24%	—	604
Emerging Markets Portfolio (11)	0.49%	0.29%	—	5,470
Emerging Markets Small Cap Portfolio (12)	—	0.52%	—	7,302
Emerging Markets Value Portfolio (12)	0.44%	0.38%	192	12,169
Emerging Markets Core Equity 2 Portfolio (1)	0.54%	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.58%	—	2	197
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	133	271

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and The DFA Short Term Investment Fund (the “Short Term Series”), but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2025, the Expense Limitation Amount for the International High Relative Profitability Portfolio was 0.35%.

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (the “Total Management Fee Limit”). In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (the “Total Management Fee Limit”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (the “Total Management Fee Limit”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other expenses of the class of the Emerging Markets Value Portfolio (including expenses incurred through its investment in other investment companies managed by the Advisor, except for the expenses that the Portfolio incurs indirectly through investments of securities lending cash collateral in Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2025, the Emerging Markets Value Portfolio only had a Permanent Fee Waiver.

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	Total
Global Small Company Portfolio	$194	$206	$223	$623
United Kingdom Small Company Portfolio	—	—	—	—
DFA Global Real Estate Securities Portfolio	6,580	4,756	4,708	16,044
International High Relative Profitability Portfolio	—	—	102	102
World ex U.S. Value Portfolio	458	505	598	1,561
World Core Equity Portfolio	65	104	77	246
Selectively Hedged Global Equity Portfolio	552	551	604	1,707
Emerging Markets Value Portfolio	—	—	583	583
Emerging Markets Targeted Value Portfolio	—	187	197	384
Emerging Markets ex China Core Equity Portfolio	193	133	271	597

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2025, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA International Real Estate Securities Portfolio	$209
DFA International Small Cap Value Portfolio	962
International Vector Equity Portfolio	239
International High Relative Profitability Portfolio	78

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2025, the total related amount paid by the Fund to the CCO was $239 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$49
International Core Equity 2 Portfolio	131
Global Small Company Portfolio	—
International Small Company Portfolio	143
Japanese Small Company Portfolio	8
Asia Pacific Small Company Portfolio	4

United Kingdom Small Company Portfolio	$1
Continental Small Company Portfolio	2
DFA International Real Estate Securities Portfolio	26
DFA Global Real Estate Securities Portfolio	30
DFA International Small Cap Value Portfolio	212
International Vector Equity Portfolio	16
International High Relative Profitability Portfolio	7
World ex U.S. Value Portfolio	1
World ex U.S. Core Equity Portfolio	16
World ex U.S. Targeted Value Portfolio	3
World Core Equity Portfolio	4
Selectively Hedged Global Equity Portfolio	2
Emerging Markets Portfolio	71
Emerging Markets Small Cap Portfolio	62
Emerging Markets Value Portfolio	300
Emerging Markets Core Equity 2 Portfolio	177
Emerging Markets Targeted Value Portfolio	1
Emerging Markets ex China Core Equity Portfolio	3

E. Purchases and Sales of Securities:

For the year ended October 31, 2025, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$699,697	$502,898
International Core Equity 2 Portfolio	2,464,808	3,197,014
Global Small Company Portfolio	22,329	20,529
DFA International Real Estate Securities Portfolio	108,932	388,857
DFA Global Real Estate Securities Portfolio	197,937	534,786
DFA International Small Cap Value Portfolio	1,640,493	2,779,366
International Vector Equity Portfolio	357,766	514,745
International High Relative Profitability Portfolio	227,820	254,974
World ex U.S. Value Portfolio	7,547	4,097
World ex U.S. Core Equity Portfolio	344,272	547,085
World ex U.S. Targeted Value Portfolio	126,107	190,467
World Core Equity Portfolio	87,743	203,457
Selectively Hedged Global Equity Portfolio	52,434	60,405
Emerging Markets Core Equity 2 Portfolio	1,405,980	2,124,703
Emerging Markets Targeted Value Portfolio	57,558	59,601
Emerging Markets ex China Core Equity Portfolio	428,366	300,386

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$172,818	$1,958,126	$1,932,732	$21	$(3)	$198,230	17,138	$6,564	—

Total	$172,818	$1,958,126	$1,932,732	$21	$(3)	$198,230		$6,564	—

International Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$988,409	$6,286,161	$5,959,245	$102	$(31)	$1,315,396	113,720	$36,814	—

Total	$988,409	$6,286,161	$5,959,245	$102	$(31)	$1,315,396		$36,814	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$61,736	$22,329	$20,529	$974	$3,856	$68,366	1,341	$719	—

Total	$61,736	$22,329	$20,529	$974	$3,856	$68,366		$719	—

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$85,111	$1,009,826	$1,030,685	$8	—	$64,260	5,555	$2,160	—

Total	$85,111	$1,009,826	$1,030,685	$8	—	$64,260		$2,160	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$1,880,340	$25,670	$39,000	$(11,291)	$138,269	$1,993,988	499,746	$103,341	—
The DFA Short Term Investment Fund	205,214	1,668,956	1,676,785	8	(1)	197,392	17,065	5,311	—

Total	$2,085,554	$1,694,626	$1,715,785	$(11,283)	$138,268	$2,191,380		$108,652	—

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$231,183	$3,239,539	$3,062,545	$19	$(7)	$408,189	35,289	$13,014	—

Total	$231,183	$3,239,539	$3,062,545	$19	$(7)	$408,189		$13,014	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$106,723	$1,047,250	$1,006,804	$13	$(4)	$147,178	12,724	$4,407	—

Total	$106,723	$1,047,250	$1,006,804	$13	$(4)	$147,178		$4,407	—

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$51,619	$689,457	$663,604	$1	—	$77,473	6,698	—	—

Total	$51,619	$689,457	$663,604	$1	—	$77,473		—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$24,246	$7,548	$4,097	$325	$7,895	$35,917	1,192	$1,194	$193

Total	$24,246	$7,548	$4,097	$325	$7,895	$35,917		$1,194	$193

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$72,989	$895,371	$829,176	$12	$(1)	$139,195	12,034	$3,830	—

Total	$72,989	$895,371	$829,176	$12	$(1)	$139,195		$3,830	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$13,086	$134,817	$128,699	—	—	$19,204	1,660	$445	—

Total	$13,086	$134,817	$128,699	—	—	$19,204		$445	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$716,015	$47,945	$110,998	$33,080	$71,017	$757,059	15,431	$8,382	—
International Core Equity 2 Portfolio	284,260	23,632	67,297	13,064	47,171	300,830	15,396	9,212	—
Emerging Markets Core Equity 2 Portfolio	127,785	16,166	25,162	2,296	21,677	142,762	4,906	4,396	—

Total	$1,128,060	$87,743	$203,457	$48,440	$139,865	$1,200,651		$21,990	—

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$174,484	$25,132	$27,763	$1,327	$23,829	$197,009	4,513	$2,135	—
International Core Equity 2 Portfolio	70,484	13,711	19,619	2,411	12,912	79,899	4,089	2,405	—
Emerging Markets Core Equity 2 Portfolio	50,733	13,591	13,022	570	9,428	61,300	2,107	1,843	—

Total	$295,701	$52,434	$60,404	$4,308	$46,169	$338,208		$6,383	—

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
Emerging Markets Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$285,249	$3,445,104	$3,055,737	$45	$(3)	$674,658	58,326	$12,776	—

Total	$285,249	$3,445,104	$3,055,737	$45	$(3)	$674,658		$12,776	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,501	$30,447	$28,924	—	—	$3,024	261	—	—

Total	$1,501	$30,447	$28,924	—	—	$3,024		—	—

Emerging Markets ex China Core Equity Portfolio
The DFA Short Term Investment Fund	$7,259	$107,709	$100,996	$ 2	—	$13,974	1,208	$352	—

Total	$7,259	$107,709	$100,996	$ 2	—	$13,974		$352	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio
2024	$192,000	—	$192,000
2025	197,534	—	197,534

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
International Core Equity 2 Portfolio
2024	$1,069,005	—	$1,069,005
2025	1,084,855	—	1,084,855
Global Small Company Portfolio
2024	1,592	$645	2,237
2025	1,800	732	2,532
International Small Company Portfolio
2024	379,832	—	379,832
2025	411,506	—	411,506
Japanese Small Company Portfolio
2024	10,317	2,791	13,108
2025	6,630	—	6,630
Asia Pacific Small Company Portfolio
2024	8,400	—	8,400
2025	6,445	—	6,445
United Kingdom Small Company Portfolio
2024	905	—	905
2025	915	—	915
Continental Small Company Portfolio
2024	21,345	—	21,345
2025	10,345	—	10,345
DFA International Real Estate Securities Portfolio
2024	185,455	—	185,455
2025	186,008	—	186,008
DFA Global Real Estate Securities Portfolio
2024	252,366	—	252,366
2025	262,006	—	262,006
DFA International Small Cap Value Portfolio
2024	448,002	13,292	461,294
2025	495,789	90,851	586,640
International Vector Equity Portfolio
2024	127,525	—	127,525
2025	125,913	—	125,913
International High Relative Profitability Portfolio
2024	38,501	—	38,501
2025	36,000	—	36,000
World ex U.S. Value Portfolio
2024	11,909	—	11,909
2025	12,515	—	12,515
World ex U.S. Core Equity Portfolio
2024	125,828	—	125,828
2025	138,223	—	138,223
World ex U.S. Targeted Value Portfolio
2024	20,450	—	20,450

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2025	$23,776	—	$23,776
World Core Equity Portfolio
2024	22,406	$11,493	33,899
2025	20,981	15,244	36,225
Selectively Hedged Global Equity Portfolio
2024	6,546	9,950	16,496
2025	5,668	10,647	16,315
Emerging Markets Portfolio
2024	166,182	—	166,182
2025	163,877	—	163,877
Emerging Markets Small Cap Portfolio
2024	129,086	—	129,086
2025	119,966	—	119,966
Emerging Markets Value Portfolio
2024	498,903	—	498,903
2025	487,702	—	487,702
Emerging Markets Core Equity 2 Portfolio
2024	885,010	—	885,010
2025	1,008,598	—	1,008,598
Emerging Markets Targeted Value Portfolio
2024	8,928	3,295	12,223
2025	11,365	—	11,365
Emerging Markets ex China Core Equity Portfolio
2024	21,125	—	21,125
2025	32,735	—	32,735

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$63,227	—	$(458,240)	$3,099,306	$2,704,293
International Core Equity 2 Portfolio	343,658	—	(1,114,838)	14,107,769	13,336,589
Global Small Company Portfolio	1,725	—	—	31,251	32,976
International Small Company Portfolio	147,964	—	(129,145)	4,218,055	4,236,874
Japanese Small Company Portfolio	7,974	—	(146)	65,585	73,413
Asia Pacific Small Company Portfolio	7,769	—	(50,688)	24,500	(18,419)
United Kingdom Small Company Portfolio	254	—	(3,545)	4,144	853
Continental Small Company Portfolio	911	—	(5,652)	132,069	127,328
DFA International Real Estate Securities Portfolio	187,055	—	(1,536,145)	(44,556)	(1,393,646)

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Global Real Estate Securities Portfolio	$107,117	—	$(438,307)	$728,771	$397,581
DFA International Small Cap Value Portfolio	148,318	$462,869	—	4,867,060	5,478,247
International Vector Equity Portfolio	37,863	—	(79,966)	1,635,623	1,593,520
International High Relative Profitability Portfolio	12,257	—	(31,598)	519,103	499,762
World ex U.S. Value Portfolio	5,434	—	(12,140)	129,663	122,957
World ex U.S. Core Equity Portfolio	45,929	—	(80,703)	1,685,815	1,651,041
World ex U.S. Targeted Value Portfolio	3,262	—	(15,785)	266,199	253,676
World Core Equity Portfolio	—	40,761	—	616,925	657,686
Selectively Hedged Global Equity Portfolio	3,954	4,638	—	188,316	196,908
Emerging Markets Portfolio	36,117	—	(155,191)	3,382,600	3,263,526
Emerging Markets Small Cap Portfolio	59,647	—	(278,201)	1,430,453	1,211,899
Emerging Markets Value Portfolio	147,517	—	(1,200,399)	3,888,104	2,835,222
Emerging Markets Core Equity 2 Portfolio	274,699	—	(2,527,167)	13,339,831	11,087,363
Emerging Markets Targeted Value Portfolio	13,864	—	(13,094)	80,896	81,666
Emerging Markets ex China Core Equity Portfolio	5,270	—	(14,736)	277,197	267,731

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

Total
Large Cap International Portfolio	$458,240
International Core Equity 2 Portfolio	1,114,838
International Small Company Portfolio	129,145
Japanese Small Company Portfolio	146
Asia Pacific Small Company Portfolio	50,688
United Kingdom Small Company Portfolio	3,545
Continental Small Company Portfolio	5,652
DFA International Real Estate Securities Portfolio	1,536,145
DFA Global Real Estate Securities Portfolio	438,307
International Vector Equity Portfolio	79,966
International High Relative Profitability Portfolio	31,598
World ex U.S. Value Portfolio	12,140
World ex U.S. Core Equity Portfolio	80,703
World ex U.S. Targeted Value Portfolio	15,785
Emerging Markets Portfolio	155,191

Total
Emerging Markets Small Cap Portfolio	$278,201
Emerging Markets Value Portfolio	1,200,399
Emerging Markets Core Equity 2 Portfolio	2,527,167
Emerging Markets Targeted Value Portfolio	13,094
Emerging Markets ex China Core Equity Portfolio	14,736

During the year ended October 31, 2025, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Large Cap International Portfolio	$63,043
Japanese Small Company Portfolio	2,536
Continental Small Company Portfolio	5,325
International High Relative Profitability Portfolio	17,586
World ex U.S. Targeted Value Portfolio	4,859
Emerging Markets Portfolio	39,484
Emerging Markets Core Equity 2 Portfolio	124,910
Emerging Markets ex China Core Equity Portfolio	5,484

As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,186,655	$3,180,874	$(82,619)	$3,098,255
International Core Equity 2 Portfolio	23,404,545	15,189,707	(1,086,932)	14,102,775
Global Small Company Portfolio	77,699	31,384	—	31,384
International Small Company Portfolio	9,792,742	4,215,779	—	4,215,779
Japanese Small Company Portfolio	176,276	77,361	(11,696)	65,665
Asia Pacific Small Company Portfolio	160,358	25,342	(833)	24,509
United Kingdom Small Company Portfolio	18,724	4,142	—	4,142
Continental Small Company Portfolio	113,467	2,226	—	2,226
DFA International Real Estate Securities Portfolio	3,409,927	298,022	(342,258)	(44,236)
DFA Global Real Estate Securities Portfolio	6,451,474	1,280,560	(551,801)	728,759
DFA International Small Cap Value Portfolio	8,526,427	5,146,290	(280,353)	4,865,937
International Vector Equity Portfolio	2,450,298	1,661,653	(26,544)	1,635,109
International High Relative Profitability Portfolio	1,250,602	547,831	(29,183)	518,648
World ex U.S. Value Portfolio	266,223	130,778	—	130,778
World ex U.S. Core Equity Portfolio	3,106,753	1,869,492	(169,843)	1,699,649
World ex U.S. Targeted Value Portfolio	550,730	288,900	(19,921)	268,979
World Core Equity Portfolio	584,008	616,925	—	616,925
Selectively Hedged Global Equity Portfolio	149,892	188,316	—	188,316
Emerging Markets Portfolio	2,901,814	3,464,272	—	3,464,272
Emerging Markets Small Cap Portfolio	2,414,255	1,496,812	—	1,496,812
Emerging Markets Value Portfolio	8,883,745	4,041,442	—	4,041,442
Emerging Markets Core Equity 2 Portfolio	20,296,155	15,804,449	(2,034,282)	13,770,167

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Targeted Value Portfolio	$223,725	$93,799	$(8,664)	$85,135
Emerging Markets ex China Core Equity Portfolio	970,775	337,274	(52,053)	285,221

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios’ derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts in an attempt to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$58,630
International Core Equity 2 Portfolio	—	300,775
International Small Company Portfolio	—	106,512
DFA International Real Estate Securities Portfolio	—	22,822
DFA Global Real Estate Securities Portfolio	—	53,880
DFA International Small Cap Value Portfolio	—	133,294
International Vector Equity Portfolio	—	30,228
International High Relative Profitability Portfolio	—	1,315
World ex U.S. Core Equity Portfolio	—	34,491
World ex U.S. Targeted Value Portfolio	—	736
Selectively Hedged Global Equity Portfolio	87,033	3,361
Emerging Markets Core Equity 2 Portfolio	—	245,235
Emerging Markets Targeted Value Portfolio	—	1,939
Emerging Markets ex China Core Equity Portfolio	—	13,623

*	Average amount of Currency Purchased/Sold in USD.

**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2025 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2025	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$1,607	—	$1,607
International Core Equity 2 Portfolio	9,626	—	9,626
International Small Company Portfolio	3,718	—	3,718
DFA International Real Estate Securities Portfolio	482	—	482
DFA Global Real Estate Securities Portfolio	1,796	—	1,796
DFA International Small Cap Value Portfolio	4,198	—	4,198
International Vector Equity Portfolio	582	—	582
World ex U.S. Core Equity Portfolio	735	—	735
Selectively Hedged Global Equity Portfolio	1,135	$998	137
Emerging Markets Core Equity 2 Portfolio	6,921	—	6,921
Emerging Markets Targeted Value Portfolio	79	—	79

	Liability Derivatives Value
	Total Value at October 31, 2025	Forward Currency Contracts (3)
Selectively Hedged Global Equity Portfolio	$(79)	$(79)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.

(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Variation Margin.

(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$9,242	—	$9,242
International Core Equity 2 Portfolio	39,678	—	39,678
Global Small Company Portfolio	(78)	—	(78)
International Small Company Portfolio	12,976	—	12,976
DFA International Real Estate Securities Portfolio	2,054	—	2,054
DFA Global Real Estate Securities Portfolio	7,054	—	7,054
DFA International Small Cap Value Portfolio	14,638	—	14,638
International Vector Equity Portfolio	3,191	—	3,191
International High Relative Profitability Portfolio	414	—	414*
World ex U.S. Value Portfolio	2	—	2
World ex U.S. Core Equity Portfolio	3,781	—	3,781

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
World ex U.S. Targeted Value Portfolio	$301	—	$301
Selectively Hedged Global Equity Portfolio	898	$401	497
Emerging Markets Core Equity 2 Portfolio	35,336	—	35,336
Emerging Markets Targeted Value Portfolio	165	—	165
Emerging Markets ex China Core Equity Portfolio	(438)	—	(438)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$1,537	—	$1,537
International Core Equity 2 Portfolio	8,596	—	8,596
International Small Company Portfolio	9,476	—	9,476
DFA International Real Estate Securities Portfolio	1,243	—	1,243
DFA Global Real Estate Securities Portfolio	2,138	—	2,138
DFA International Small Cap Value Portfolio	4,940	—	4,940
International Vector Equity Portfolio	1,098	—	1,098
World ex U.S. Core Equity Portfolio	1,536	—	1,536
World ex U.S. Targeted Value Portfolio	(7)	—	(7)
Selectively Hedged Global Equity Portfolio	(228)	$(328)	100
Emerging Markets Core Equity 2 Portfolio	7,445	—	7,445
Emerging Markets Targeted Value Portfolio	59	—	59

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.

(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.

(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

*	As of October 31, 2025, there were no futures contracts outstanding. During the year ended October 31, 2025, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2025 (amounts in thousands):

		Gross Amounts Not Offset in the Statements of Assets and Liabilities					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Financial Instruments (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (b)	Gross Amounts of Recognized Liabilities	Financial Instruments (c)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (d)

	Assets					Liabilities
Selectively Hedged Global Equity Portfolio
Citibank, N.A	$196	$(61)	—	—	$135	$61	$(61)	—	—	—
Bank of America Corp.	15	(1)	—	—	14	1	(1)	—	—	—
Goldman Sachs Capital Markets L.P	—	—	—	—	—	13	—	—	—	$13
Australia and New Zealand Bank	35	—	—	—	35	—	—		—	—
UBS AG	349	—	—	—	349	—	—	—	—	—
Morgan Stanley & Co. LLC	8	—	—	—	8	—	—	—	—	—
State Street Bank and Trust	—	—	—	—	—	—	—	—	—	—
Societe Generale	36	(4)	—	—	32	4	(4)	—	—	—
Royal Bank of Canada	279	—	—	—	279	—	—	—	—	—
HSBC Bank	80	—	—	—	80	—	—		—	—

Total	$998	$(66)	—	—	$932	$79	$(66)	—	—	$13

(a)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(d)	Represents the net amount due to counterparties in the event of default.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.

For the year ended October 31, 2025, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2025
Global Small Company Portfolio	5.09%	$667	54	$5	$16,415	—
DFA International Real Estate Securities Portfolio	5.16%	9,879	3	4	14,574	—
DFA International Small Cap Value Portfolio	5.08%	6,739	6	6	10,478	—
International High Relative Profitability Portfolio	5.09%	502	36	3	2,135	—
World ex U.S. Value Portfolio	5.13%	124	52	1	1,146	—
World ex U.S. Core Equity Portfolio	5.08%	6,528	4	4	18,685	—
World ex U.S. Targeted Value Portfolio	5.13%	2,579	28	10	15,538	—
World Core Equity Portfolio	5.06%	534	78	6	2,858	—
Selectively Hedged Global Equity Portfolio	5.08%	452	3	—	452	—
Emerging Markets Targeted Value Portfolio	5.14%	2,047	4	1	4,008	—
Emerging Markets ex China Core Equity Portfolio	5.10%	10,244	94	136	150,638	$3,422
*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2025, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2025
World ex U.S. Core Equity Portfolio	Borrower	4.70%	$117,595	6	$92	$148,629	—
Emerging Markets Core Equity 2 Portfolio	Borrower	4.90%	201,567	3	83	310,806	—
Emerging Markets ex China Core Equity Portfolio	Borrower	4.70%	27,595	2	7	28,424	—
*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025 that the Portfolios utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2025, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.

For the year ended October 31, 2025, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$159,353	$165,032	$6,034
International Core Equity 2 Portfolio	177,125	345,855	(104,852)
DFA Global Real Estate Securities Portfolio	23,704	77,968	(15,585)
DFA International Small Cap Value Portfolio	312,108	139,193	6,031
International Vector Equity Portfolio	39,935	63,828	(6,966)
International High Relative Profitability Portfolio	38,015	39,375	(500)
World ex U.S. Core Equity Portfolio	21,300	54,268	(9,063)
World ex U.S. Targeted Value Portfolio	13,101	33,803	3,928
Emerging Markets Core Equity 2 Portfolio	2,112	1,883	(2,183)
Emerging Markets Targeted Value Portfolio	291	613	(263)
Emerging Markets ex China Core Equity Portfolio	1,001	467	(434)

J. Securities Lending:

As of October 31, 2025, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$70,077
International Core Equity 2 Portfolio	664,752
DFA International Real Estate Securities Portfolio	60,167
DFA Global Real Estate Securities Portfolio	468
DFA International Small Cap Value Portfolio	176,342
International Vector Equity Portfolio	78,485
International High Relative Profitability Portfolio	14,154
World ex U.S. Core Equity Portfolio	106,671
World ex U.S. Targeted Value Portfolio	17,101
Emerging Markets Core Equity 2 Portfolio	2,370,731
Emerging Markets Targeted Value Portfolio	9,605
Emerging Markets ex China Core Equity Portfolio	41,684

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the year ended October 31, 2025, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

Large Cap International Portfolio	$109,521
International Core Equity 2 Portfolio	165,584
DFA Global Real Estate Securities Portfolio	1,686
DFA International Small Cap Value Portfolio	391,567
International Vector Equity Portfolio	38,555
International High Relative Profitability Portfolio	28,298
World ex U.S. Core Equity Portfolio	5,043
World ex U.S. Targeted Value Portfolio	4,551
Emerging Markets Core Equity 2 Portfolio	6,490

M. Segment Reporting:

In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

N. New Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) –Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.

O. Other:

As of October 31, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.

	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
Large Cap International Portfolio	4	75%	0%
International Core Equity 2 Portfolio	3	71%	5%
Global Small Company Portfolio	2	75%	0%
International Small Company Portfolio	3	80%	0%
Japanese Small Company Portfolio	3	84%	10%
Asia Pacific Small Company Portfolio	2	91%	0%
United Kingdom Small Company Portfolio	4	96%	41%
Continental Small Company Portfolio	3	90%	27%
DFA International Real Estate Securities Portfolio	4	96%	60%
DFA Global Real Estate Securities Portfolio	2	67%	0%
DFA International Small Cap Value Portfolio	3	77%	0%
International Vector Equity Portfolio	2	91%	0%
International High Relative Profitability Portfolio	3	86%	0%
World ex U.S. Value Portfolio	5	76%	6%
World ex U.S. Core Equity Portfolio	3	72%	0%
World ex U.S. Targeted Value Portfolio	2	96%	0%
World Core Equity Portfolio	4	86%	6%
Selectively Hedged Global Equity Portfolio	3	82%	0%
Emerging Markets Portfolio	2	63%	0%
Emerging Markets Small Cap Portfolio	3	67%	0%
Emerging Markets Value Portfolio	3	52%	0%
Emerging Markets Core Equity 2 Portfolio	2	62%	0%
Emerging Markets Targeted Value Portfolio	2	93%	0%
Emerging Markets ex China Core Equity Portfolio	2	76%	0%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. ReFlow Redemption Service:

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

For the year ended October 31, 2025, the Portfolios’ activity in the program is listed below (amounts in thousands):

	Value of Purchases	Service Fees
Large Cap International Portfolio	$203,066	$284
International Core Equity 2 Portfolio	261,339	359
DFA Global Real Estate Securities Portfolio	4,523	6
DFA International Small Cap Value Portfolio	553,242	775
International Vector Equity Portfolio	64,441	91
International High Relative Profitability Portfolio	70,248	97
World ex U.S. Core Equity Portfolio	11,167	16
World ex U.S. Targeted Value Portfolio	5,908	9
Emerging Markets Core Equity 2 Portfolio	9,985	14

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twenty-four portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (twenty-four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Portfolio

Large Cap International Portfolio	International High Relative Profitability Portfolio
International Core Equity 2 Portfolio	World ex U.S. Value Portfolio
Global Small Company Portfolio	World ex U.S. Core Equity Portfolio
International Small Company Portfolio	World ex U.S. Targeted Value Portfolio
Japanese Small Company Portfolio	World Core Equity Portfolio
Asia Pacific Small Company Portfolio	Selectively Hedged Global Equity Portfolio
United Kingdom Small Company Portfolio	Emerging Markets Portfolio
Continental Small Company Portfolio	Emerging Markets Small Cap Portfolio
DFA International Real Estate Securities Portfolio	Emerging Markets Value Portfolio
DFA Global Real Estate Securities Portfolio	Emerging Markets Core Equity 2 Portfolio
DFA International Small Cap Value Portfolio	Emerging Markets Targeted Value Portfolio
International Vector Equity Portfolio	Emerging Markets ex China Core Equity Portfolio

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2025

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
INTERNATIONAL EQUITIES — (100.0%)
The DFA International Value Series		$11,651,646,637

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$11,651,646,637

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2025

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$11,651,647
Receivables:
Fund Shares Sold	12,422
Prepaid Expenses and Other Assets	51

Total Assets	11,664,120

LIABILITIES:
Payables:
Fund Shares Redeemed	6,135
Due to Advisor	385
Accrued Expenses and Other Liabilities	441

Total Liabilities	6,961

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$11,657,159

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 430,828,395, $0.01 Par Value (1)	$27.06

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,727,790
Total Distributable Earnings (Loss)	3,929,369

NET ASSETS	$11,657,159

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2025

(Amounts in thousands)

DFA International Value Portfolio
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $34,408)	$400,917
Income from Securities Lending, Net	2,641
Expenses Allocated from Affiliated Investment Companies	(21,349)

Total Net Investment Income Allocated from Affiliated Investment Companies	382,209

Fund Expenses
Investment Management Fees	25,155
Accounting & Transfer Agent Fees	1,343
Filing Fees	99
Shareholders’ Reports	269
Directors’/Trustees’ Fees & Expenses	76
Professional Fees	67
Previously Waived Fees Recovered by Advisor (Note C)	192
Other	555

Total Fund Expenses	27,756

Fees Waived, Expenses Reimbursed by Advisor (Note C)	20,511

Net Expenses	7,245

Net Investment Income (Loss)	374,964

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	134,859
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,334,151

Net Realized and Unrealized Gain (Loss)	2,469,010

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,843,974

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income Allocated from Affiliated Investment Company	$374,964	$341,571
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	134,859	156,757
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,334,151	1,272,924

Net Increase (Decrease) in Net Assets Resulting from Operations	2,843,974	1,771,252

Distributions:
Institutional Class Shares	(357,521)	(390,125)
Capital Share Transactions (1):
Shares Issued	2,274,439	1,603,991
Shares Issued in Lieu of Cash Distributions	349,963	382,627
Shares Redeemed	(2,268,912)	(2,790,656)

Net Increase (Decrease) from Capital Share Transactions	355,490	(804,038)

Total Increase (Decrease) in Net Assets	2,841,943	577,089
Net Assets
Beginning of Year	8,815,216	8,238,127

End of Year	$11,657,159	$8,815,216

(1) Shares Issued and Redeemed:
Shares Issued	96,181	76,529
Shares Issued in Lieu of Cash Distributions	14,473	18,501
Shares Redeemed	(95,207)	(133,019)

Net Increase (Decrease) from Shares Issued and Redeemed	15,447	(37,989)

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$21.22	$18.17	$16.19	$19.80	$13.54

Income from Investment Operations (A)
Net Investment Income (Loss)	0.88	0.78	0.80	0.79	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	5.80	3.17	1.96	(3.49)	6.23

Total from Investment Operations	6.68	3.95	2.76	(2.70)	6.85

Less Distributions:
Net Investment Income	(0.84)	(0.90)	(0.78)	(0.87)	(0.59)
Net Realized Gains	—	—	—	(0.04)	—

Total Distributions	(0.84)	(0.90)	(0.78)	(0.91)	(0.59)

Net Asset Value, End of Year	$27.06	$21.22	$18.17	$16.19	$19.80

Total Return	32.03%	21.92%	16.93%	(13.90%)	50.90%

Net Assets, End of Year (thousands)	$11,657,159	$8,815,216	$8,238,127	$7,492,497	$8,312,480
Ratio of Expenses to Average Net Assets (B)	0.28%	0.29%	0.29%	0.30%	0.36%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.48%	0.49%	0.49%	0.50%	0.56%
Ratio of Net Investment Income to Average Net Assets	3.73%	3.75%	4.27%	4.30%	3.36%
Portfolio Turnover Rate	13%	13%	13%	15%	9%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of October 31, 2025, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors (the “Board”) of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolio, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i)the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor provides investment management services to the Portfolio. For the year ended October 31, 2025, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA International Value Portfolio	0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, as described in the notes below. In addition to the permanent fee waiver, the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement, with respect to the total management fees paid to the Advisor, will remain in effect permanently, unless terminated by the Portfolio’s Board of Directors. The remaining portion of the Fee Waiver Agreement will remain in effect through February 28, 2026, may only be terminated by the Fund’s Board prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2025, the Portfolio had an expense limit and total management fee limit based on a percentage of its average net assets on an annualized basis, as reflected below. The recovered previously waived fees/assumed expenses during the year ended October 31, 2025, waived fees/assumed expenses during the year ended October 31, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands).

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA International Value Portfolio (1)	0.28%	0.25%	$192	$20,511

(1) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, effective February 28, 2025, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies managed by the Advisor, except for the expenses that the Portfolio incurs indirectly through investments of securities lending cash collateral in Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of each class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2025, the Advisor had contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the Expense Limitation Amount. At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed above for the Portfolio, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Previously Waived Fees/Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	Total
DFA International Value Portfolio	$—	$—	$340	$340

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2025, the total related amounts paid by the Fund to the CCO were $26 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$140

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, redemption in-kind transactions, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio
2024	$390,125	—	$390,125
2025	357,521	—	357,521

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$183,885	—	$(58,660)	$3,804,328	$3,929,553

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amount in thousands):

Total
DFA International Value Portfolio	$58,660

During the year ended October 31, 2025, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA International Value Portfolio	$23,502

As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$7,849,455	$3,802,192	—	$3,802,192

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Segment Reporting:

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. The Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by the Portfolio’s investment objective and principal investment strategies, as described in the Portfolio’s prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

H. New Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.

I. Other:

As of October 31, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolio’s performance.

	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
DFA International Value Portfolio	2	58%	0%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

J. ReFlow Redemption Service:

The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.

During the year ended October 31, 2025, the Portfolio’s activity in the program was as follows (amounts in thousands):

	Value of Purchases	Service Fees
DFA International Value Portfolio	$322,414	$450

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

statements. Our procedures included confirmation of the security owned as of October 31, 2025 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (98.1%)
AUSTRALIA — (5.6%)
#	Ampol Ltd.	149,749	$3,008,403
	Ansell Ltd.	19,794	472,882
	ANZ Group Holdings Ltd.	3,720,839	89,120,423
	Aurizon Holdings Ltd.	1,818,967	4,080,839
	Bendigo & Adelaide Bank Ltd.	1,005,936	8,321,072
#	BlueScope Steel Ltd.	2,726,750	40,795,299
	Challenger Ltd.	914,542	5,566,767
	Cleanaway Waste Management Ltd.	4,820,991	8,036,775
	Dyno Nobel Ltd.	4,245,410	8,933,930
#	Endeavour Group Ltd.	1,835,139	4,390,484
	Evolution Mining Ltd.	5,432,265	38,441,772
	Fortescue Ltd.	2,565,821	35,683,458
	Harvey Norman Holdings Ltd.	2,551,308	12,057,722
*	Mineral Resources Ltd.	19,021	600,730
	National Australia Bank Ltd.	4,652,703	132,648,815
	Northern Star Resources Ltd.	1,216,186	19,610,796
	Orica Ltd.	1,865,299	27,122,081
	Origin Energy Ltd.	3,452,895	27,670,877
	Perseus Mining Ltd.	737,041	2,339,345
	QBE Insurance Group Ltd.	2,142,274	27,795,092
#	Ramsay Health Care Ltd.	30,428	638,380
	Rio Tinto Ltd.	780,706	67,785,776
*	Sandfire Resources Ltd.	298,378	3,160,273
	Santos Ltd.	9,046,287	37,362,387
	Sonic Healthcare Ltd.	1,115,640	15,441,125
	South32 Ltd. (S32 AU)	9,713,908	20,089,201
	Suncorp Group Ltd.	2,725,857	34,991,561
	TPG Telecom Ltd.	302,061	1,092,647
	Westpac Banking Corp.	5,237,352	132,528,386
#	Whitehaven Coal Ltd.	3,239,434	15,225,667
	Woodside Energy Group Ltd. (WDS AU)	2,085,161	33,790,966
	Worley Ltd.	893,658	8,345,866
#	Yancoal Australia Ltd.	1,320,433	4,804,438

TOTAL AUSTRALIA			871,954,235

AUSTRIA — (0.2%)
	Erste Group Bank AG	138,521	14,349,233

	Shares	Value»
AUSTRIA — (Continued)
OMV AG	240,384	$13,160,093

TOTAL AUSTRIA		27,509,326

BELGIUM — (0.9%)
Ageas SA	487,329	32,251,228
Anheuser-Busch InBev
SA (ABI BB)	777,993	47,439,834
CMB Tech NV	105,574	990,159
KBC Group NV	462,193	55,606,166
Solvay SA	24,139	740,891
Syensqo SA	106,579	8,797,701

TOTAL BELGIUM		145,825,979

CANADA — (11.4%)
Agnico Eagle Mines Ltd. (AEM US)	5	804
AltaGas Ltd.	450,341	13,219,164
ARC Resources Ltd.	289,422	5,338,382
Bank of Montreal (BMO CN)	1,808	224,596
Bank of Montreal (BMO US)	1,308,032	162,431,414
Bank of Nova Scotia (BNS CN)	503,391	33,016,248
Bank of Nova Scotia (BNS US)	1,310,049	85,939,214
Barrick Mining Corp. (ABX CN)	42,338	1,389,784
Barrick Mining Corp. (B US)	6,240,416	204,685,645
Brookfield Wealth Solutions Ltd.	5,631	259,420
Canadian Imperial Bank of Commerce (CM CN)	1,726,071	143,015,729
Canadian Imperial Bank of Commerce (CM US)	496,982	41,184,898
Canadian Pacific Kansas City Ltd. (CP CN)	5,600	402,986
Canadian Pacific Kansas City Ltd. (CP US)	132,184	9,510,639
# Canadian Tire Corp. Ltd., Class A	89,089	10,217,080
Cenovus Energy, Inc. (CVE CN)	201,738	3,408,927
Cenovus Energy, Inc. (CVE US)	3,678,868	62,246,447

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Endeavour Mining PLC	1,086	$43,508
	Fairfax Financial Holdings Ltd.	49,150	79,796,780
*	First Quantum Minerals Ltd.	1,335,542	27,728,763
	iA Financial Corp., Inc.	326,753	38,570,623
	IGM Financial, Inc.	87,856	3,379,438
	Imperial Oil Ltd. (IMO US)	509	44,899
	Kinross Gold Corp. (K CN)	3,849,114	89,521,299
	Kinross Gold Corp. (KGC US)	395,499	9,191,397
	Lundin Mining Corp.	2,309,640	37,150,532
	Magna International, Inc. (MGA US)	245,447	11,587,553
	Manulife Financial Corp. (MFC CN)	450,447	14,577,583
	Manulife Financial Corp. (MFC US)	2,517,875	81,503,614
	Nutrien Ltd. (NTR US)	1,766,865	96,205,788
	Onex Corp.	1,347	117,168
	Pan American Silver Corp. (PAAS US)	385,484	13,572,892
	Pembina Pipeline Corp. (PBA US)	127,858	4,836,868
	Pembina Pipeline Corp. (PPL CN)	68,815	2,603,347
	Saputo, Inc.	234,097	5,656,517
	Suncor Energy, Inc. (SU CN)	840,913	33,485,450
	Suncor Energy, Inc. (SU US)	2,343,254	93,284,942
	Teck Resources Ltd. (TECK US), Class B	1,715,498	73,629,174
	Teck Resources Ltd. (TECKB CN), Class B	83	3,561
	Toronto-Dominion Bank (TD CN)	308,375	25,319,928
	Toronto-Dominion Bank (TD US)	2,264,467	185,980,675
	Tourmaline Oil Corp.	1,579,482	69,472,207
	West Fraser Timber Co. Ltd. (WFG CN)	77,066	4,703,468
#	Whitecap Resources, Inc.	627,909	4,673,894

TOTAL CANADA			1,783,133,245

		Shares	Value»
DENMARK — (2.1%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	6,529	$13,457,282
	AP Moller - Maersk AS (MAERSKB DC), Class B	9,401	19,327,773
#	Carlsberg AS, Class B	291,587	34,284,664
#	Coloplast AS, Class B	119,873	10,841,841
	Danske Bank AS	945,349	42,250,670
*	Demant AS	151,464	5,039,227
#	DSV AS	390,713	83,381,385
*	Genmab AS (GMAB DC)	61,585	17,565,754
#	Novonesis Novozymes B, Class B	925,882	55,330,341
	Pandora AS	128,291	17,166,450
	Rockwool AS, Class A	910	31,169
	Rockwool AS, Class B	138,193	4,735,277
#	Tryg AS	598,961	14,763,779
	Vestas Wind Systems AS	403,888	8,260,359

TOTAL DENMARK			326,435,971

FINLAND — (0.8%)
#	Fortum OYJ	72,262	1,611,437
#	Nokia OYJ (NOK US), Sponsored ADR	1,331,054	9,197,583
	Nokia OYJ (NOKIA FH)	10,634,499	72,541,072
	Nordea Bank Abp (NDA FH)	4,019	68,752
	Nordea Bank Abp (NDA SS)	1,599,631	27,333,944
#	UPM-Kymmene OYJ	308,637	8,281,440

TOTAL FINLAND			119,034,228

FRANCE — (9.3%)
*	Alstom SA	128,122	3,204,021
Ω	Amundi SA	67,754	5,022,765
	BNP Paribas SA	1,245,833	96,499,675
	Bollore SE	1,793,750	9,988,281
	Bouygues SA	917,705	41,423,466
	Capgemini SE	100,777	15,504,077
	Carrefour SA	284,016	4,277,549
	Cie de Saint-Gobain SA	1,628,883	158,102,645
	Cie Generale des Etablissements Michelin SCA	2,726,690	87,105,238
	Credit Agricole SA	1,088,951	19,657,056
	Eiffage SA	284,086	34,956,710
	Engie SA	6,255,134	146,451,150
	Kering SA	11,625	4,128,234

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Orange SA (ORA FP)	7,133,543	$114,110,754
	Pernod Ricard SA	218,143	21,365,036
	Publicis Groupe SA (PUB FP)	330,272	33,102,870
	Renault SA	692,308	26,902,524
	Rexel SA	489,711	16,980,717
	Sanofi SA (SAN FP)	1,146,050	115,937,604
	Societe Generale SA	2,007,247	127,300,822
#	STMicroelectronics NV (STM US)	372,691	9,119,749
	TotalEnergies SE (TTE FP)	5,829,143	363,942,663
	Vivendi SE	15,802	56,918

TOTAL FRANCE			1,455,140,524

GERMANY — (7.7%)
*	Aumovio SE	192,166	8,261,934
#	BASF SE	2,933,265	144,732,639
	Bayer AG	1,371,933	42,673,273
	Bayerische Motoren Werke AG	725,332	67,633,464
	Commerzbank AG	2,905,208	105,932,286
	Continental AG	345,236	26,380,130
*	Covestro AG	486,865	34,005,429
	Daimler Truck Holding AG	1,908,515	76,498,356
#	Deutsche Bank AG (DB US)	1,042,151	37,277,741
	Deutsche Bank AG (DBK GR)	2,533,328	90,693,569
	Deutsche Lufthansa AG	524,114	4,594,853
	Deutsche Post AG	1,994,487	91,639,398
Ω	DWS Group GmbH & Co. KGaA	36,632	2,345,166
	E.ON SE	4,815,808	89,604,733
	Fresenius Medical Care AG (FME GR)	264,506	14,200,598
	Fresenius SE & Co. KGaA	565,563	32,544,166
#Ω	Hapag-Lloyd AG	7,279	1,046,583
#	Heidelberg Materials AG	492,655	115,578,590
	Henkel AG & Co. KGaA	147,291	10,998,734
	Infineon Technologies AG (IFX GR)	23,844	946,437
	Mercedes-Benz Group AG	2,103,162	136,462,687
#	Merck KGaA	64,584	8,460,090
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,745	4,173,090
	RWE AG	956,880	47,107,696

		Shares	Value»
GERMANY — (Continued)
*	Talanx AG	65,584	$7,986,249
	Volkswagen AG	53,498	5,643,065

TOTAL GERMANY			1,207,420,956

HONG KONG — (1.2%)
	BOC Hong Kong Holdings Ltd.	7,678,000	37,727,525
Ω	Budweiser Brewing Co. APAC Ltd.	2,246,100	2,278,315
	Cathay Pacific Airways Ltd.	7,060,999	10,051,501
	CK Asset Holdings Ltd.	1,259,303	6,230,079
	CK Hutchison Holdings Ltd.	3,694,984	24,503,180
	CK Infrastructure Holdings Ltd.	239,000	1,554,541
	Galaxy Entertainment Group Ltd.	2,518,000	12,545,503
	Hang Lung Properties Ltd.	52,000	57,904
#	Henderson Land Development Co. Ltd.	760,485	2,675,197
	HKT Trust & HKT Ltd.	438,000	639,555
	Hong Kong & China Gas Co. Ltd.	3,073,000	2,859,893
#	MTR Corp. Ltd.	709,433	2,602,688
	Sino Land Co. Ltd.	4,782,656	5,940,706
	Sun Hung Kai Properties Ltd.	1,853,420	22,553,868
#	Swire Pacific Ltd. (19 HK), Class A	1,088,500	8,990,269
	Swire Pacific Ltd. (87 HK), Class B	2,692,500	3,989,599
Ω	WH Group Ltd.	34,638,196	33,319,056
#	Xinyi Glass Holdings Ltd.	1,150,633	1,345,699

TOTAL HONG KONG			179,865,078

IRELAND — (0.2%)
	AIB Group PLC	1,075,655	9,913,587
	Bank of Ireland Group PLC	1,531,862	25,081,130

TOTAL IRELAND			34,994,717

ISRAEL — (1.1%)
	Ashtrom Group Ltd.	6,797	155,298
	Bank Hapoalim BM	1,744,949	35,392,204
	Bank Leumi Le-Israel BM	2,824,004	57,315,895

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Clal Insurance Enterprises Holdings Ltd.	232,209	$12,912,028
	Delek Group Ltd.	39,719	10,442,795
*	Equital Ltd.	2,843	135,590
	Harel Insurance Investments & Financial Services Ltd.	345,286	12,034,330
	ICL Group Ltd.	236,736	1,550,737
	Israel Discount Bank Ltd., Class A	3,035,053	30,331,661
	Kenon Holdings Ltd.	4,134	215,327
	Migdal Insurance & Financial Holdings Ltd.	1,344,878	4,826,093
	Phoenix Financial Ltd.	45,853	1,765,204

TOTAL ISRAEL			167,077,162

ITALY — (1.9%)
	Banco BPM SpA	2,118,518	30,865,626
#	BPER Banca SpA	85,983	1,030,239
	Eni SpA (ENI IM)	5,909,771	108,973,064
	Intesa Sanpaolo SpA	342,767	2,209,250
	Stellantis NV (STLA US)	208,034	2,109,465
	Stellantis NV (STLAM IM)	3,193,828	32,480,740
#	Tenaris SA (TS US), ADR	322,197	12,823,441
	UniCredit SpA	1,516,817	112,315,171

TOTAL ITALY			302,806,996

JAPAN — (21.6%)
	Acom Co. Ltd.	377,600	1,076,452
#	AGC, Inc.	699,000	21,838,871
	Air Water, Inc.	356,186	4,974,209
	Aisin Corp.	1,850,200	33,248,453
	Alfresa Holdings Corp.	101,599	1,435,428
	ALSOK Co. Ltd.	18,700	127,812
	Amada Co. Ltd.	1,065,300	12,703,311
	Asahi Group Holdings Ltd.	4,587,343	49,459,908
	Asahi Kasei Corp.	3,388,735	25,964,888
	Bridgestone Corp.	825,300	36,028,572
	Brother Industries Ltd.	683,200	11,628,555
	Canon Marketing Japan, Inc.	139,900	5,825,543
	Chiba Bank Ltd.	1,064,000	10,382,227
	Coca-Cola Bottlers Japan Holdings, Inc.	195,213	3,123,990
	COMSYS Holdings Corp.	105,199	2,652,853

		Shares	Value»
JAPAN — (Continued)
	Cosmo Energy Holdings Co. Ltd.	547,400	$12,500,089
	Credit Saison Co. Ltd.	502,392	12,238,518
	Dai Nippon Printing Co. Ltd.	537,300	8,967,738
	Daicel Corp.	290,400	2,498,629
	Dai-ichi Life Holdings, Inc.	5,520,888	38,751,083
	Daiwa House Industry Co. Ltd.	1,073,700	36,428,544
	Daiwa Securities Group, Inc.	1,687,888	12,989,904
	Denso Corp.	2,565,100	35,839,016
#	Dentsu Group, Inc.	79,800	1,580,427
	ENEOS Holdings, Inc.	10,431,203	65,807,467
	Fuji Media Holdings, Inc.	108,300	2,417,314
	FUJIFILM Holdings Corp.	1,313,200	30,435,622
	Fukuoka Financial Group, Inc.	260,600	7,573,130
	Fuyo General Lease Co. Ltd.	103,800	2,713,805
	Gunma Bank Ltd.	260,300	2,705,721
	Hachijuni Bank Ltd.	651,143	6,559,057
	Hakuhodo DY Holdings, Inc.	385,499	2,790,379
	Hankyu Hanshin Holdings, Inc.	595,100	15,980,797
	Haseko Corp.	682,372	11,019,615
	Hitachi Construction Machinery Co. Ltd.	324,999	10,577,728
	Honda Motor Co. Ltd. (7267 JP)	10,142,400	102,511,703
#	Hulic Co. Ltd.	108,100	1,116,820
	Idemitsu Kosan Co. Ltd.	3,113,310	21,649,181
	Iida Group Holdings Co. Ltd.	267,151	4,090,980
	Inpex Corp.	3,458,483	63,816,346
	Isetan Mitsukoshi Holdings Ltd.	80,200	1,258,666
	Isuzu Motors Ltd.	1,884,400	23,122,119
	Iwatani Corp.	246,200	2,563,126
	Iyogin Holdings, Inc.	184,600	2,884,538
	J Front Retailing Co. Ltd.	828,217	12,456,928
	Japan Airlines Co. Ltd.	295,000	5,314,542
	Japan Post Bank Co. Ltd.	141,100	1,581,037
	Japan Post Holdings Co. Ltd.	582,410	5,457,793
	Japan Post Insurance Co. Ltd.	146,400	3,786,242

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JFE Holdings, Inc.	1,167,460	$13,379,343
	JTEKT Corp.	160,371	1,604,358
	Kajima Corp.	437,300	14,097,577
	Kamigumi Co. Ltd.	315,700	9,476,750
	Kandenko Co. Ltd.	18,700	571,512
#	Kawasaki Kisen Kaisha Ltd.	693,700	9,939,021
	Kinden Corp.	141,700	5,676,097
	Kobe Steel Ltd.	891,477	10,492,120
	Koito Manufacturing Co. Ltd.	372,901	5,552,575
	Komatsu Ltd.	510,500	17,076,709
	Kubota Corp. (6326 JP)	1,873,220	24,252,877
	Kuraray Co. Ltd.	1,142,591	12,381,749
	Kyocera Corp.	1,072,649	14,233,405
	Kyoto Financial Group, Inc.	454,716	9,211,802
	Kyushu Financial Group, Inc.	402,700	2,308,026
	Lixil Corp.	547,485	6,068,092
	LY Corp.	2,562,300	7,529,358
	Marubeni Corp.	598,300	14,703,833
	Mazda Motor Corp.	930,256	6,410,255
	Mebuki Financial Group, Inc.	1,565,010	9,765,053
	Medipal Holdings Corp.	285,450	4,644,387
	MEIJI Holdings Co. Ltd.	589,100	11,340,142
	Minebea Mitsumi, Inc.	290,100	5,733,467
	Mitsubishi Chemical Group Corp.	3,643,359	19,031,363
	Mitsubishi Corp.	996,400	23,926,203
	Mitsubishi Electric Corp.	685,500	19,463,119
	Mitsubishi Estate Co. Ltd.	1,171,441	24,825,033
	Mitsubishi Gas Chemical Co., Inc.	554,400	10,257,025
	Mitsubishi HC Capital, Inc.	3,012,000	23,561,876
	Mitsubishi Logistics Corp.	530,500	3,846,674
	Mitsubishi Motors Corp.	1,361,738	3,318,451
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	9,133,350	137,961,691
	Mitsui & Co. Ltd. (8031 JP)	790,964	19,451,086
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,174	8,905,442

		Shares	Value»
JAPAN — (Continued)
	Mitsui Chemicals, Inc.	786,160	$18,560,410
	Mitsui Fudosan Co. Ltd.	1,894,200	19,723,168
#	Mitsui OSK Lines Ltd.	793,900	23,588,051
	Mizuho Financial Group, Inc. (8411 JP)	2,442,180	81,801,949
	MS&AD Insurance Group Holdings, Inc.	994,859	20,508,481
	NGK Insulators Ltd.	693,000	11,691,981
	NH Foods Ltd.	291,267	10,757,292
	NHK Spring Co. Ltd.	274,000	5,136,915
	Nikon Corp.	205,700	2,399,012
	Nippon Electric Glass Co. Ltd.	28,199	949,371
	Nippon Express Holdings, Inc.	925,869	19,698,123
	Nippon Steel Corp.	4,813,065	19,839,586
	Nippon Television Holdings, Inc.	56,400	1,368,403
#	Nippon Yusen KK	1,107,000	38,228,400
*	Nissan Motor Co. Ltd.	1,902,479	4,348,558
	Nisshin Seifun Group, Inc.	427,656	4,834,860
	Niterra Co. Ltd.	373,000	15,301,609
	NOK Corp.	164,265	2,916,775
	Nomura Holdings, Inc. (8604 JP)	5,116,202	36,509,724
	Nomura Real Estate Holdings, Inc.	2,836,500	16,198,884
	Obayashi Corp.	420,882	7,120,247
	Oji Holdings Corp.	3,428,000	17,295,568
	Omron Corp.	121,252	3,381,083
	Ono Pharmaceutical Co. Ltd.	702,595	8,574,056
	Open House Group Co. Ltd.	122,500	5,895,059
	ORIX Corp. (8591 JP)	2,005,900	49,068,389
	Panasonic Holdings Corp.	4,415,799	51,308,162
	Resona Holdings, Inc.	4,095,139	39,481,542
	Resonac Holdings Corp.	742,924	28,944,111
	Ricoh Co. Ltd.	1,566,800	13,441,237
	Rinnai Corp.	81,100	1,838,186
	Rohm Co. Ltd.	285,965	4,579,350
	SBI Holdings, Inc.	369,099	16,493,936
	Seiko Epson Corp.	770,200	9,758,901
	Seino Holdings Co. Ltd.	411,100	5,809,647
	Sekisui Chemical Co. Ltd.	447,100	7,745,687
	Sekisui House Ltd.	1,749,000	37,525,255

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seven & i Holdings Co. Ltd.	1,687,600	$21,465,925
	Shimamura Co. Ltd.	55,600	3,584,514
	Shimizu Corp.	194,826	2,615,179
	Shizuoka Financial Group, Inc.	745,600	10,041,452
	SoftBank Group Corp.	1,720,400	301,876,040
	Sojitz Corp.	655,840	17,399,726
	Sompo Holdings, Inc.	122,400	3,730,197
	Stanley Electric Co. Ltd.	456,100	8,958,810
	Subaru Corp.	1,980,284	42,126,819
	SUMCO Corp.	576,273	5,872,693
	Sumitomo Chemical Co. Ltd.	1,234,388	3,630,735
	Sumitomo Corp.	1,500,200	43,642,233
	Sumitomo Electric Industries Ltd.	2,995,700	109,215,443
#	Sumitomo Forestry Co. Ltd.	1,795,800	18,681,296
#	Sumitomo Heavy Industries Ltd.	313,223	8,374,505
	Sumitomo Metal Mining Co. Ltd.	204,664	6,695,058
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	5,498,799	148,873,329
	Sumitomo Mitsui Trust Group, Inc.	1,091,587	29,982,119
	Sumitomo Realty & Development Co. Ltd.	950,700	40,592,025
#	Sumitomo Rubber Industries Ltd.	517,855	6,064,816
#	Suntory Beverage & Food Ltd.	145,600	4,407,263
	Suzuken Co. Ltd.	117,500	4,462,243
	Suzuki Motor Corp.	2,281,400	34,058,725
	T&D Holdings, Inc.	63,200	1,357,253
	Taiheiyo Cement Corp.	330,146	8,957,361
	Takashimaya Co. Ltd.	764,024	8,172,271
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	1,908,471	51,504,849
	TBS Holdings, Inc.	65,400	2,258,104
	Tokyo Century Corp.	487,500	5,753,399
	Tokyo Tatemono Co. Ltd.	870,300	16,248,705
	Tokyu Fudosan Holdings Corp.	2,665,000	21,476,397
	TOPPAN Holdings, Inc.	587,100	14,359,194
	Toray Industries, Inc.	2,632,600	16,117,907
	Tosoh Corp.	958,800	13,670,134

		Shares	Value»
JAPAN — (Continued)
	TOTO Ltd.	145,800	$3,698,160
	Toyo Seikan Group Holdings Ltd.	385,349	8,651,176
#	Toyo Tire Corp.	409,266	11,185,263
	Toyoda Gosei Co. Ltd.	173,000	4,004,046
	Toyota Boshoku Corp.	203,800	3,098,795
	Toyota Industries Corp.	158,900	17,272,763
	Toyota Motor Corp. (7203 JP)	9,104,538	185,615,349
#	Toyota Motor Corp. (TM US), Sponsored ADR	77,674	15,860,254
	Toyota Tsusho Corp.	1,509,900	46,151,947
	Yakult Honsha Co. Ltd.	19,900	297,919
	Yamada Holdings Co. Ltd.	211,728	636,499
	Yamaguchi Financial Group, Inc.	157,706	1,806,813
	Yamaha Corp.	54,300	342,659
#	Yamaha Motor Co. Ltd.	3,081,200	22,199,314
	Yamato Holdings Co. Ltd.	300,600	4,395,043
	Yamato Kogyo Co. Ltd.	72,400	4,563,479
	Yokohama Financial Group, Inc.	1,803,900	13,103,952
	Yokohama Rubber Co. Ltd.	564,500	20,146,446

TOTAL JAPAN			3,365,330,711

NETHERLANDS — (4.1%)
Ω	ABN AMRO Bank NV	682,217	20,383,731
	Aegon Ltd. (AGN NA)	2,863,375	21,820,994
	Akzo Nobel NV	354,520	23,428,481
	ArcelorMittal SA (MT NA)	317,689	12,128,098
#	ArcelorMittal SA (MT US)	640,003	24,377,718
	ASR Nederland NV	633,059	42,249,495
	Coca-Cola Europacific Partners PLC	96,373	8,585,351
	HAL Trust	8,385	1,316,056
	Heineken NV	459,527	35,582,234
	ING Groep NV (INGA NA)	4,971,616	124,139,584
	JDE Peet’s NV	113,610	4,134,734
	Koninklijke Ahold Delhaize NV (AD NA)	4,003,663	163,829,251
	Koninklijke KPN NV	7,233,183	33,471,274

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#	Koninklijke Philips NV (PHG US)	630,121	$17,214,905
#	Koninklijke Philips NV (PHIA NA)	917,643	25,139,003
	NN Group NV	1,010,877	69,179,212
	Prosus NV (PRX NA)	125,760	8,692,336

TOTAL NETHERLANDS			635,672,457

NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	2,916,676	13,574,814
#	Chorus Ltd.. (CNU NZ)	34,188	183,078
*	Fletcher Building Ltd. (FBU NZ)	1,380,683	2,573,773
	Fonterra Co-Operative Group Ltd.	293,628	1,372,714
#	Infratil Ltd.	496,356	3,508,256
	Mercury NZ Ltd.	582,689	2,160,048
#	Meridian Energy Ltd.	265,325	898,224
#	Summerset Group Holdings Ltd.	157,786	1,046,497

TOTAL NEW ZEALAND			25,317,404

NORWAY — (0.8%)
	Aker BP ASA	622,602	16,135,932
	Austevoll Seafood ASA	156,937	1,473,527
#Ω	Bw Lpg Ltd.	7,614	102,408
Ω	BW LPG Ltd.	280,178	3,710,316
#	DNB Bank ASA	1,058,098	27,008,399
	Equinor ASA	1,025,603	24,564,518
	Hafnia Ltd.	292,039	1,819,332
	Leroy Seafood Group ASA	24,093	113,442
	Norsk Hydro ASA	2,197,036	14,853,195
	Odfjell Drilling Ltd.	11,323	90,951
	Sparebank 1 Oestlandet	1,244	21,815
	SpareBank 1 Sor-Norge ASA	354,504	6,102,214
	Stolt-Nielsen Ltd.	115,466	3,872,863
#	Subsea 7 SA	573,605	10,475,941
	Wallenius Wilhelmsen ASA	540,692	4,228,691
	Wilh Wilhelmsen Holding ASA, Class A	10,461	527,273
	Yara International ASA	151,606	5,523,324

TOTAL NORWAY			120,624,141

PORTUGAL — (0.1%)
	EDP Renovaveis SA	326,297	4,770,686

		Shares	Value»
PORTUGAL — (Continued)
	Galp Energia SGPS SA	454,681	$9,135,028

TOTAL PORTUGAL			13,905,714

SINGAPORE — (1.0%)
	CapitaLand Investment Ltd.	2,777,800	5,627,933
	City Developments Ltd.	12,600	69,986
#	Genting Singapore Ltd.	5,312,600	2,977,970
	Hongkong Land Holdings Ltd.	1,460,900	8,926,562
#	Jardine Cycle & Carriage Ltd.	221,500	5,530,760
	Keppel Ltd.	5,479,300	42,850,029
	Oversea-Chinese Banking Corp. Ltd.	1,793,200	23,457,562
	Seatrium Ltd.	1,927,414	3,215,383
	Singapore Airlines Ltd.	390,500	1,987,847
	United Overseas Bank Ltd.	1,606,700	42,734,126
	UOL Group Ltd.	974,274	5,952,045
	Wilmar International Ltd.	2,871,400	6,900,281

TOTAL SINGAPORE			150,230,484

SOUTH AFRICA — (0.0%)
	Valterra Platinum Ltd.	19,939	1,218,793

SPAIN — (3.8%)
#	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	4,768,679	96,070,150
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	221	4,449
	Banco de Sabadell SA	862,269	3,232,556
#	Banco Santander SA (SAN SM)	32,206,047	328,185,612
	CaixaBank SA	7,948,554	84,014,195
Ω	Cellnex Telecom SA	30,906	962,157
	Mapfre SA	355,435	1,569,720
	Repsol SA (REP SM)	4,193,907	76,955,479

TOTAL SPAIN			590,994,318

SWEDEN — (2.3%)
*	Asmodee Group AB, Class B	15,312	197,324
	Betsson AB, Class B	804	12,530
	Billerud Aktiebolag	269,457	2,493,399
#*	Boliden AB	1,013,858	45,463,888

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Bure Equity AB	69,187	$2,026,302
	Essity AB (ESSITYB SS), Class B	887,978	24,390,647
	Getinge AB, Class B	227,238	5,323,213
	Hexagon AB, Class B	1,246,155	15,190,155
	Hexpol AB	195,650	1,778,893
	Holmen AB (HOLMA SS), Class A	5,562	207,618
#	Holmen AB (HOLMB SS), Class B	176,174	6,656,907
#	Husqvarna AB (HUSQB SS), Class B	203,840	965,192
	Loomis AB	311,174	12,535,779
	Pandox AB	118,934	2,372,927
	Peab AB, Class B	2,404	19,456
#	Securitas AB, Class B	1,182,770	17,423,212
*Ω	Sinch AB	631,787	2,287,801
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	2,936,221	56,051,212
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,462	281,581
	Skanska AB, Class B	735,929	20,040,823
	SKF AB (SKFB SS), Class B	1,216,239	31,174,668
	SSAB AB (SSABA SS), Class A	564,486	3,570,687
	SSAB AB (SSABB SS), Class B	1,830,262	11,332,787
	Svenska Cellulosa AB SCA (SCAA SS), Class A	34,534	462,441
	Svenska Cellulosa AB SCA (SCAB SS), Class B	626,961	8,351,209
#	Svenska Handelsbanken AB (SHBA SS), Class A	1,347,720	17,586,840
#	Svenska Handelsbanken AB (SHBB SS), Class B	40,612	889,418
	Swedbank AB, Class A	1,001,439	30,404,470
*	Swedish Orphan Biovitrum AB	20,004	689,203
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	53,095	538,694
	Telia Co. AB	4,570,592	17,992,905
	Trelleborg AB, Class B	537,345	22,424,598

		Shares	Value»
SWEDEN — (Continued)
	Vitrolife AB	2,100	$32,411
#*	Volvo Car AB, Class B	463,180	1,604,990

TOTAL SWEDEN			362,774,180

SWITZERLAND — (9.0%)
#	Alcon AG	569,260	42,384,270
*	Amrize Ltd.	1,295,000	67,010,949
	Baloise Holding AG	100,891	25,055,374
	Banque Cantonale Vaudoise	12,011	1,394,556
	Cie Financiere Richemont SA, Class A	697,933	138,055,037
	DSM-Firmenich AG	174,413	14,216,212
	Helvetia Holding AG	16,794	4,126,768
	Holcim AG (HOLN SW)	1,345,752	119,638,978
	Julius Baer Group Ltd.	495,321	33,438,386
	Lonza Group AG	98,153	67,777,736
	Novartis AG (NOVN SW)	1,005,063	124,388,262
	Novartis AG (NVS US), Sponsored ADR	205,429	25,430,056
	Sandoz Group AG (SDZ SW)	332,697	22,183,181
	Sandoz Group AG (SDZNY US), ADR	275,714	18,343,252
#	Swiss Life Holding AG	87,340	94,803,383
	Swiss Prime Site AG	93,913	13,349,066
	Swiss Re AG	713,905	130,360,435
#	Swisscom AG	94,854	69,482,708
#*	UBS Group AG (UBS US)	102,122	3,917,377
	UBS Group AG (UBSG SW)	4,284,505	163,947,921
	Zurich Insurance Group AG	326,832	227,302,184

TOTAL SWITZERLAND			1,406,606,091

UNITED KINGDOM — (12.7%)
	Anglo American PLC	826,798	31,279,934
	Associated British Foods PLC	238,264	7,189,984
	Barclays PLC (BARC LN)	7,305,202	39,182,329
	Barclays PLC (BCS US), Sponsored ADR	1,376,289	29,576,451
	Barratt Redrow PLC	1,173,532	5,807,197
	BP PLC (BP LN)	7,962,719	46,652,038
	BP PLC (BP US), Sponsored ADR	3,782,975	132,895,912

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	British American Tobacco PLC (BATS LN)	2,418,176	$123,848,079
	British American Tobacco PLC (BTI US), Sponsored ADR	160,135	8,197,311
	BT Group PLC	30,893,447	75,397,707
*	Canal & SA	546,690	1,721,493
	Centrica PLC	2,587,352	6,097,873
	Glencore PLC	12,726,245	60,965,904
	HSBC Holdings PLC (HSBA LN)	11,272,844	157,813,522
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,129,759	149,232,212
	J Sainsbury PLC	5,358,179	24,057,615
	Kingfisher PLC	6,401,753	25,962,821
	Lloyds Banking Group PLC (LLOY LN)	141,879,076	166,351,436
#	Lloyds Banking Group PLC (LYG US), ADR	1,844,768	8,688,857
	NatWest Group PLC (NWG LN)	16,850,471	129,723,562
	NatWest Group PLC (NWG US), Sponsored ADR	430,402	6,658,319
#	Pearson PLC (PSO US), Sponsored ADR	247,148	3,437,829
	Shell PLC (SHEL LN)	307,658	11,533,916
	Shell PLC (SHEL US), ADR	8,154,062	610,902,325
	Standard Chartered PLC	3,879,521	79,635,854
	Vodafone Group PLC (VOD LN)	26,152,509	31,659,519

TOTAL UNITED KINGDOM			1,974,469,999

		Shares	Value»
UNITED STATES — (0.1%)
*	Flutter Entertainment PLC	2,096	$482,762
#	International Paper Co.	517,543	20,265,765

TOTAL UNITED STATES			20,748,527

TOTAL COMMON STOCKS			15,289,091,236

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 5.764%	130,148	11,275,476
#	Henkel AG & Co. KGaA, 2.901%	368,277	29,835,184
	Volkswagen AG, 7.042%	253,519	26,400,642

TOTAL GERMANY			67,511,302

TOTAL INVESTMENT SECURITIES (Cost $9,326,906,335)			15,356,602,538

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund		20,229,477	233,994,358

TOTAL INVESTMENTS — (100.0%) (Cost $9,560,900,693)			$15,590,596,896

As of October 31, 2025, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	403	12/19/25	$135,454,410	$138,511,100	$3,056,690

Total Futures Contracts			$135,454,410	$138,511,100	$3,056,690

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of October 31, 2025, the value of Rule 144A securities amounted to $71,458,298 or 0.5% of net assets.

Summary of the Series’ investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$871,954,235	—	$871,954,235
Austria	—	27,509,326	—	27,509,326
Belgium	$990,159	144,835,820	—	145,825,979
Canada	1,783,133,245	—	—	1,783,133,245
Denmark	—	326,435,971	—	326,435,971
Finland	9,197,583	109,836,645	—	119,034,228
France	9,119,749	1,446,020,775	—	1,455,140,524
Germany	45,539,675	1,161,881,281	—	1,207,420,956
Hong Kong	—	179,865,078	—	179,865,078
Ireland	—	34,994,717	—	34,994,717
Israel	—	167,077,162	—	167,077,162
Italy	14,932,906	287,874,090	—	302,806,996
Japan	24,765,696	3,340,565,015	—	3,365,330,711
Netherlands	41,592,623	594,079,834	—	635,672,457
New Zealand	—	25,317,404	—	25,317,404
Norway	102,408	120,521,733	—	120,624,141
Portugal	—	13,905,714	—	13,905,714
Singapore	—	150,230,484	—	150,230,484
South Africa	—	1,218,793	—	1,218,793
Spain	4,449	590,989,869	—	590,994,318
Sweden	—	362,774,180	—	362,774,180
Switzerland	52,912,004	1,353,694,087	—	1,406,606,091
United Kingdom	949,589,216	1,024,880,783	—	1,974,469,999
United States	—	20,748,527	—	20,748,527
Preferred Stocks
Germany	—	67,511,302	—	67,511,302
Securities Lending Collateral	—	233,994,358	—	233,994,358

Total Investments in Securities	$2,931,879,713	$12,658,717,183	—	$15,590,596,896

Financial Instruments
Assets
Futures Contracts**	3,056,690	—	—	3,056,690

Total Financial Instruments	$3,056,690	—	—	$3,056,690

** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (2.0%)
#*	Aiming, Inc.	64,200	$94,338
	Akatsuki, Inc.	27,100	461,529
	AlphaPolis Co. Ltd.	41,800	412,664
#	Amuse, Inc.	20,979	256,389
	Anycolor, Inc.	134,523	5,247,540
#	Asahi Net, Inc.	91,600	417,375
#	Atrae, Inc.	100,900	459,193
	Avex, Inc.	90,685	710,717
#*	Bank of Innovation, Inc.	6,200	306,016
*	Bengo4.com, Inc.	23,900	473,691
#	Bushiroad, Inc.	172,800	322,114
#	Ceres, Inc.	41,400	561,208
*	COLOPL, Inc.	194,328	561,330
#*	Cover Corp.	105,900	1,255,831
	Daiichikosho Co. Ltd.	142,900	1,461,069
#	DeNA Co. Ltd.	446,000	7,819,499
#	Digital Holdings, Inc.	20,500	288,144
#	Freebit Co. Ltd.	65,800	677,261
	GA Technologies Co. Ltd.	71,700	926,719
#*	Geniee, Inc.	26,500	204,452
#	giftee, Inc.	1,200	8,475
	GREE Holdings, Inc.	226,400	591,389
	Hakuhodo DY Holdings, Inc.	389,800	2,821,511
#	IG Port, Inc.	29,200	275,780
	i-mobile Co. Ltd.	157,700	597,938
	Intage Holdings, Inc.	64,300	711,744
	Internet Initiative Japan, Inc.	39,300	709,070
	IPS, Inc.	24,699	481,762
#	ITmedia, Inc.	38,600	401,871
*	Japan Communications, Inc.	126,900	123,286
#*	Jimoty, Inc.	16,300	133,868
#	Kamakura Shinsho Ltd.	125,000	468,865
#	LIFULL Co. Ltd.	316,800	394,582
	Macbee Planet, Inc.	20,000	248,775
	MarkLines Co. Ltd.	63,300	812,704
#	Marvelous, Inc.	142,900	523,976
	Members Co. Ltd.	5,500	43,184
	MIXI, Inc.	146,300	2,952,294
*	NE, Inc.	20,400	105,898
#*	NexTone, Inc.	17,700	251,932
	Okinawa Cellular Telephone Co.	310,800	5,181,235
#	Port, Inc.	39,800	505,328
	PR Times Corp.	15,674	302,537

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
#	Rakumachi, Inc.	11,900	$91,663
	Septeni Holdings Co. Ltd.	80,800	214,578
	Sharingtechnology, Inc.	108,300	655,901
	SKY Perfect JSAT Holdings, Inc.	879,800	8,657,208
#	Synchro Food Co. Ltd.	52,900	214,433
	Toei Co. Ltd.	7,700	273,725
#	Tohokushinsha Film Corp.	284,400	1,113,486
#	Tow Co. Ltd.	108,100	259,686
	TV Asahi Holdings Corp.	98,100	1,996,273
	Tv Tokyo Holdings Corp.	58,800	1,770,651
	U-Next Holdings Co. Ltd.	323,300	4,267,255
	ValueCommerce Co. Ltd.	112,500	490,636
	Vector, Inc.	137,745	1,038,414
	Vision, Inc.	142,400	1,130,084
	Wowow, Inc.	29,400	277,187
	Zenrin Co. Ltd.	155,150	1,037,071
#	ZIGExN Co. Ltd.	250,735	828,273

TOTAL COMMUNICATION SERVICES			65,881,607

CONSUMER DISCRETIONARY — (16.4%)
#	&Do Holdings Co. Ltd.	25,200	176,495
#	AB & Company Co. Ltd.	2,500	17,784
*	Adventure, Inc.	3,700	62,600
*	Aeon Fantasy Co. Ltd.	38,232	690,722
#	Aeon Kyushu Co. Ltd.	6,200	120,573
#*	Agora Hospitality Group Co. Ltd.	159,100	58,784
	Ahresty Corp.	90,598	470,446
	Ainavo Holdings Co. Ltd.	11,200	52,080
#*	Airtrip Corp.	5,200	29,274
	Aisan Industry Co. Ltd.	202,200	2,739,780
#*	Akebono Brake Industry Co. Ltd.	337,201	250,777
#	Alleanza Holdings Co. Ltd.	51,200	346,753
#	Alpen Co. Ltd.	80,217	1,184,232
	Alpha Corp.	5,700	42,942
#	Amiyaki Tei Co. Ltd.	68,942	594,835
	AOKI Holdings, Inc.	165,700	1,786,371

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Aoyama Trading Co. Ltd.	188,900	$2,792,796
	Arata Corp.	137,900	2,686,662
	ARCLANDS Corp.	244,077	2,772,232
	Asahi Co. Ltd.	19,000	161,034
	ASKUL Corp.	117,500	1,068,354
*	Atsugi Co. Ltd.	11,800	86,827
#	Aucnet, Inc.	129,200	1,690,648
	Autobacs Seven Co. Ltd.	241,700	2,414,832
#	Beauty Garage, Inc.	34,000	311,844
#	Belluna Co. Ltd.	234,800	1,547,244
	Bic Camera, Inc.	452,100	4,557,360
#	Bookoff Group Holdings Ltd.	61,000	523,770
#	BRONCO BILLY Co. Ltd.	11,100	269,380
	BuySell Technologies Co. Ltd.	38,500	842,689
#	Can Do Co. Ltd.	900	19,958
	Casio Computer Co. Ltd.	367,000	2,877,128
	Central Automotive Products Ltd.	241,500	2,811,517
#	Central Sports Co. Ltd.	32,086	497,144
#	Chikaranomoto Holdings Co. Ltd.	31,100	285,057
	Chiyoda Co. Ltd.	50,000	317,335
	Chofu Seisakusho Co. Ltd.	54,300	688,475
	Choushimaru Co. Ltd.	3,700	36,605
#	Chuo Spring Co. Ltd.	50,800	1,094,861
	Cleanup Corp.	52,200	257,523
#	Colowide Co. Ltd.	258,100	2,799,831
#	Corona Corp.	10,500	61,492
#	Create Restaurants Holdings, Inc.	1,342,600	6,400,933
	Curves Holdings Co. Ltd.	254,948	1,201,178
	Daido Metal Co. Ltd.	88,700	600,751
#	Daikoku Denki Co. Ltd.	37,000	641,038
	Daikyonishikawa Corp.	9,551	45,140
	Daimaruenawin Co. Ltd.	2,400	23,032
	Dainichi Co. Ltd.	19,700	117,322
#	Daisyo Corp.	9,100	64,690
	DCM Holdings Co. Ltd.	620,900	5,757,277
	Doshisha Co. Ltd.	130,800	2,459,932
	Doutor Nichires Holdings Co. Ltd.	150,486	2,347,517

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Eagle Industry Co. Ltd.	146,600	$2,595,257
#	EAT&HOLDINGS Co. Ltd.	16,400	208,558
#	EDION Corp.	448,600	5,901,084
#	ES-Con Japan Ltd.	221,100	1,436,006
	Eslead Corp.	47,700	1,683,512
#	Eternal Hospitality Group Co. Ltd.	27,300	496,391
	Exedy Corp.	223,900	7,523,037
#	Fast Fitness Japan, Inc.	18,900	219,452
	FCC Co. Ltd.	171,000	3,454,205
#	First Juken Co. Ltd.	13,300	96,062
#	FJ Next Holdings Co. Ltd.	91,100	892,975
	Foster Electric Co. Ltd.	72,100	1,246,565
	Fuji Corp. Ltd.	77,000	409,660
#	Fuji Kyuko Co. Ltd.	37,999	611,080
	Fujibo Holdings, Inc.	57,700	2,554,555
	Fujikura Composites, Inc.	103,100	1,292,213
	Fujishoji Co. Ltd.	21,500	148,377
#	Fujita Kanko, Inc.	40,100	2,903,047
	FuKoKu Co. Ltd.	63,900	760,509
	Furyu Corp.	61,200	414,027
	Futaba Industrial Co. Ltd.	260,700	1,592,185
#	Gakkyusha Co. Ltd.	47,600	701,209
#	Gamecard Holdings, Inc.	11,000	208,436
#*	GENDA, Inc.	63,500	304,389
	Genki Global Dining Concepts Corp.	55,700	1,094,028
	Geo Holdings Corp.	124,100	1,299,117
#	Gift Holdings, Inc.	51,200	1,071,669
	GLOBERIDE, Inc.	98,698	1,492,950
*	Gokurakuyu Holdings Co. Ltd.	3,400	10,580
	Goldwin, Inc.	83,497	1,379,194
#	Gourmet Kineya Co. Ltd.	1,800	11,042
#	Greens Co. Ltd.	36,400	532,098
	GS Yuasa Corp.	408,283	11,401,120
#	GSI Creos Corp.	63,184	946,146
	G-Tekt Corp.	107,900	1,384,429
	Gunze Ltd.	163,400	4,024,985
#	Hagihara Industries, Inc.	57,100	596,311
#	Hamee Corp.	20,400	68,588
#	Happinet Corp.	99,200	4,040,791
	Hard Off Corp. Co. Ltd.	58,800	688,738

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Heiwa Corp.	190,800	$2,480,280
	Hiday Hidaka Corp.	131,900	2,815,537
#	HI-LEX Corp.	102,980	1,910,885
	Himaraya Co. Ltd.	6,700	37,210
#	HIS Co. Ltd.	168,199	1,427,888
	H-One Co. Ltd.	87,900	761,604
#	Honeys Holdings Co. Ltd.	51,940	498,884
	Hoosiers Holdings Co. Ltd.	177,700	1,458,381
#	Hotland Holdings Co. Ltd.	62,200	828,711
	IBJ, Inc.	65,100	339,416
#	Ichibanya Co. Ltd.	199,990	1,167,360
	Ichikoh Industries Ltd.	196,800	598,521
	IDOM, Inc.	332,500	2,482,014
#	IKK Holdings, Inc.	25,800	126,814
	Imasen Electric Industrial	23,500	118,587
#	Istyle, Inc.	375,398	1,092,554
*††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	130,000	2,423,403
*	Jade Group, Inc.	20,500	215,892
	JANOME Corp.	62,600	447,895
#	Japan Eyewear Holdings Co. Ltd.	6,400	83,296
	Japan Wool Textile Co. Ltd.	302,200	3,187,607
	JINS Holdings, Inc.	50,600	2,552,959
	Joshin Denki Co. Ltd.	55,001	952,315
	Joyful Honda Co. Ltd.	217,300	2,874,175
#	JP-Holdings, Inc.	253,500	977,101
	JTEKT Corp.	935,158	9,355,361
	JVCKenwood Corp.	904,200	7,244,702
#	Kappa Create Co. Ltd.	92,100	889,796
	Kawai Musical Instruments Manufacturing Co. Ltd.	22,000	369,936
	King Co. Ltd.	26,400	148,130
	Kintetsu Department Store Co. Ltd.	35,700	434,848
	Ki-Star Real Estate Co. Ltd.	49,799	1,690,541
#*	KNT-CT Holdings Co. Ltd.	39,300	380,602
	Kohnan Shoji Co. Ltd.	143,100	3,464,486
#	Kojima Co. Ltd.	110,300	787,011
#	Komatsu Matere Co. Ltd.	106,699	594,438
	KOMEDA Holdings Co. Ltd.	268,800	5,064,275

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Komehyo Holdings Co. Ltd.	38,015	$738,409
	Komeri Co. Ltd.	140,000	2,912,626
	Koshidaka Holdings Co. Ltd.	228,100	1,744,887
#*	Kourakuen Corp.	31,900	213,145
	K’s Holdings Corp.	650,000	6,443,633
	KU Holdings Co. Ltd.	115,500	882,107
#	Kura Sushi, Inc.	60,297	1,298,824
	Kurabo Industries Ltd.	90,100	4,096,796
#	Kushikatsu Tanaka Holdings Co.	15,000	211,197
#	KYB Corp.	203,000	5,147,856
#	Kyoritsu Maintenance Co. Ltd.	324,100	6,307,589
#	LEC, Inc.	142,200	940,738
	LITALICO, Inc.	116,700	933,249
#	Look Holdings, Inc.	37,100	636,130
	Mamiya-Op Co. Ltd.	12,400	151,574
	Mars Group Holdings Corp.	60,000	1,194,070
#	Maruchiyo Yamaokaya Corp.	55,000	956,353
	Maruzen CHI Holdings Co. Ltd.	22,800	48,967
	Matsuoka Corp.	12,800	187,141
	Matsuya Co. Ltd.	158,700	1,776,837
#	Matsuyafoods Holdings Co. Ltd.	34,600	1,313,300
#	Media Do Co. Ltd.	30,983	365,686
	Meiko Network Japan Co. Ltd.	18,900	86,266
	Meiwa Estate Co. Ltd.	73,200	507,820
*	Mercari, Inc.	515,501	7,644,041
	Mitsuba Corp.	84,390	512,965
	Mizuno Corp.	282,400	5,094,521
#	Monogatari Corp.	169,700	4,242,919
	Morito Co. Ltd.	107,800	1,135,648
#	MOS Food Services, Inc.	67,800	1,700,394
	MrMax Holdings Ltd.	88,125	440,300
#	Murakami Corp.	31,800	1,396,318
	Musashi Seimitsu Industry Co. Ltd.	263,700	5,949,088
#	Nafco Co. Ltd.	55,000	712,948
	Nagase Brothers, Inc.	8,600	125,204
	New Art Holdings Co. Ltd.	39,747	369,555
#	Nextage Co. Ltd.	206,100	3,097,023
	NHK Spring Co. Ltd.	557,135	10,445,091
	Nichirin Co. Ltd.	61,160	1,423,188
	Nifco, Inc.	223,100	6,465,334
	Nihon Tokushu Toryo Co. Ltd.	64,200	868,961
	Nihon Trim Co. Ltd.	2,000	62,438

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Nikon Corp.	127,700	$1,489,323
#	Nippon Felt Co. Ltd.	12,300	47,294
	Nippon Seiki Co. Ltd.	207,500	2,397,767
#	Nippon Ski Resort Development Co. Ltd.	22,400	75,681
#	Nishikawa Rubber Co. Ltd.	68,200	1,255,233
	Nishimatsuya Chain Co. Ltd.	102,900	1,376,804
#	Nissan Shatai Co. Ltd.	302,901	2,016,668
	Nissan Tokyo Sales Holdings Co. Ltd.	186,200	606,839
	NITTAN Corp.	29,500	127,412
#	Nojima Corp.	1,137,900	8,402,055
	NOK Corp.	215,580	3,827,951
	Noritsu Koki Co. Ltd.	322,200	3,497,501
	Noritz Corp.	165,300	2,146,342
	NPR-RIKEN Corp.	102,498	2,075,392
#	Ohashi Technica, Inc.	61,000	809,498
	Ohsho Food Service Corp.	203,400	4,445,714
	Onward Holdings Co. Ltd.	213,100	894,324
#	Ootoya Holdings Co. Ltd.	10,800	394,959
#	Optimus Group Co. Ltd.	14,300	31,127
	Pacific Industrial Co. Ltd.	239,900	4,784,233
	PAL GROUP Holdings Co. Ltd.	473,400	6,091,433
	PALTAC Corp.	135,100	3,984,433
*	PIA Corp.	14,200	276,734
	Piolax, Inc.	155,800	1,735,986
#	Press Kogyo Co. Ltd.	361,200	1,530,806
	QB Net Holdings Co. Ltd.	49,583	436,447
#	Raccoon Holdings, Inc.	43,200	186,757
#	Renaissance, Inc.	25,800	175,848
	Resol Holdings Co. Ltd.	1,200	41,938
	Resorttrust, Inc.	914,528	10,776,977
#	Rhythm Co. Ltd.	34,000	739,499
#	Ride On Express Holdings Co. Ltd.	3,400	22,059
#	Ringer Hut Co. Ltd.	75,100	1,083,107
#	Riso Kyoiku Group Corp.	289,865	370,175
#	Rock Field Co. Ltd.	90,200	830,154
	Roland Corp.	44,900	951,187
	Round One Corp.	860,314	6,177,230

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Royal Holdings Co. Ltd.	140,400	$2,331,707
#	Sac’s Bar Holdings, Inc.	11,329	57,550
	Sagami Holdings Corp.	21,100	228,494
	Saizeriya Co. Ltd.	125,200	4,093,793
	San Holdings, Inc.	101,100	985,128
	Sangetsu Corp.	264,250	5,167,106
#	Sankyo Seiko Co. Ltd.	189,400	827,902
	Sanoh Industrial Co. Ltd.	67,100	399,196
	Sanyo Shokai Ltd.	37,299	769,509
	Scroll Corp.	181,700	1,291,479
	Seiko Group Corp.	162,781	7,475,546
	Seiren Co. Ltd.	257,000	5,262,921
#*	Senshukai Co. Ltd.	39,100	57,542
	Seria Co. Ltd.	145,123	2,763,414
#	SFP Holdings Co. Ltd.	35,600	466,602
#*	Sharp Corp.	261,900	1,453,849
	Shikibo Ltd.	12,226	79,571
	Shoei Co. Ltd.	293,600	3,118,662
#	Soft99 Corp.	81,400	2,076,754
	Solvvy, Inc.	8,600	119,992
	Sotoh Co. Ltd.	7,300	36,040
	SPK Corp.	48,600	704,940
	Sprix, Inc.	12,800	113,769
#	SRS Holdings Co. Ltd.	107,900	802,327
	ST HD Co. Ltd.	132,604	2,237,593
	St. Marc Holdings Co. Ltd.	57,700	996,780
	Stanley Electric Co. Ltd.	382,100	7,505,287
#	Step Co. Ltd.	56,800	893,775
	Suminoe Co. Ltd.	16,400	128,648
	Sumitomo Riko Co. Ltd.	224,598	3,800,798
#	Sumitomo Rubber Industries Ltd.	655,600	7,678,005
#	Suncall Corp.	35,800	234,533
	Syuppin Co. Ltd.	79,900	658,840
	T RAD Co. Ltd.	20,800	941,042
	Tachikawa Corp.	63,100	774,121
	Tachi-S Co. Ltd.	112,240	1,422,762
	Taiho Kogyo Co. Ltd.	38,001	168,585
	Takashimaya Co. Ltd.	1,147,398	12,272,975
	Take & Give Needs Co. Ltd.	21,568	115,085
#	Tama Home Co. Ltd.	80,200	1,879,317
	Tamron Co. Ltd.	824,800	5,857,358
#	Temairazu, Inc.	8,201	171,026
	Tigers Polymer Corp.	33,300	208,921
#	Toa Corp. (6809 JP)	87,617	717,805
	Tokai Rika Co. Ltd.	297,000	5,335,427
	Token Corp.	39,250	3,600,696

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Tokyo Base Co. Ltd.	102,500	$301,928
	Tokyo Individualized Educational Institute, Inc.	5,245	15,140
	Tokyotokeiba Co. Ltd.	80,700	2,893,681
	Tomy Co. Ltd.	340,493	7,004,535
	Topre Corp.	186,100	2,697,684
#	Toridoll Holdings Corp.	172,300	4,990,543
#	Tosho Co. Ltd.	78,501	400,941
	Toyo Tire Corp.	286,488	7,829,733
	Toyoda Gosei Co. Ltd.	292,599	6,772,138
	Toyota Boshoku Corp.	476,400	7,243,698
	TPR Co. Ltd.	229,124	1,799,397
#	Treasure Factory Co. Ltd.	68,700	744,675
	TS Tech Co. Ltd.	353,486	4,189,437
	TSI Holdings Co. Ltd.	243,095	1,508,447
	Tsuburaya Fields Holdings, Inc.	155,700	2,189,281
	Tsukada Global Holdings, Inc.	23,900	97,394
	Tsutsumi Jewelry Co. Ltd.	20,900	306,491
	Unipres Corp.	129,897	1,008,379
	United Arrows Ltd.	114,300	1,427,573
*	Universal Entertainment Corp.	64,718	362,521
	VT Holdings Co. Ltd.	407,900	1,287,570
	Wacoal Holdings Corp.	171,500	5,980,404
#	Waseda Academy Co. Ltd.	46,300	714,343
	Washington Hotel Corp.	4,500	43,970
#	WATAMI Co. Ltd.	92,600	543,249
	Weds Co. Ltd.	5,200	21,377
	Workman Co. Ltd.	6,266	235,684
	World Co. Ltd.	97,500	1,710,875
	Xebio Holdings Co. Ltd.	29,996	212,053
	Yagi & Co. Ltd.	12,500	250,712
	Yamada Holdings Co. Ltd.	1,794,493	5,394,622
	Yamae Group Holdings Co. Ltd.	65,800	1,092,374
	Yamato International, Inc.	7,200	28,358
	Yellow Hat Ltd.	409,200	4,120,517
#	Yondoshi Holdings, Inc.	23,520	261,155
	Yonex Co. Ltd.	238,000	6,121,492
#	Yorozu Corp.	33,392	198,370
#	Yoshinoya Holdings Co. Ltd.	328,100	6,476,524

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Yossix Holdings Co. Ltd.	26,800	$439,853
	Yutaka Giken Co. Ltd.	7,800	153,205
	Zojirushi Corp.	22,700	244,685

TOTAL CONSUMER DISCRETIONARY			546,226,051

CONSUMER STAPLES — (7.5%)
	Aeon Hokkaido Corp.	212,400	1,196,972
#	AFC-HD AMS Life Science Co. Ltd.	27,600	152,333
	Ain Holdings, Inc.	71,100	2,979,033
#	Albis Co. Ltd.	12,113	210,721
	Almado, Inc.	3,200	22,267
	Arcs Co. Ltd.	193,000	3,922,065
#	Artnature, Inc.	45,200	247,489
	Axial Retailing, Inc.	348,000	2,457,824
	Belc Co. Ltd.	64,700	3,037,618
	Blue Zones Holdings Co. Ltd.	53,300	2,712,617
	Bourbon Corp.	36,900	581,470
#	Bull-Dog Sauce Co. Ltd.	3,000	37,005
	Calbee, Inc.	264,600	4,924,401
	Cawachi Ltd.	56,609	1,089,524
	Chubu Shiryo Co. Ltd.	130,295	1,353,579
	Chuo Gyorui Co. Ltd.	7,000	158,740
	Coca-Cola Bottlers Japan Holdings, Inc.	230,079	3,681,950
#	Como Co. Ltd.	2,600	55,310
#	Cota Co. Ltd.	135,245	1,065,001
	Create SD Holdings Co. Ltd.	123,253	2,554,339
#	Daikokutenbussan Co. Ltd.	30,900	1,241,429
#	DyDo Group Holdings, Inc.	69,600	1,096,006
	Earth Corp.	24,700	806,972
#	Ebara Foods Industry, Inc.	14,600	235,236
#	Eco’s Co. Ltd.	42,500	781,996
#	Ensuiko Sugar Refining Co. Ltd.	44,500	145,130
	Ezaki Glico Co. Ltd.	233,900	7,474,600
	Feed One Co. Ltd.	89,537	591,178
	Fuji Co. Ltd.	52,600	671,758
	Fuji Oil Co. Ltd.	205,700	4,254,711
#	Fujicco Co. Ltd.	77,600	804,661
#	Fujiya Co. Ltd.	35,300	592,334
	G-7 Holdings, Inc.	139,700	1,158,285
#	Genky DrugStores Co. Ltd.	98,200	3,268,719
	H2O Retailing Corp.	474,487	6,419,436

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	HABA Laboratories, Inc.	500	$5,407
	Hagoromo Foods Corp.	15,800	335,959
	Halows Co. Ltd.	55,200	1,564,898
	Heiwado Co. Ltd.	175,200	3,222,757
	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	937,933
	Hokuryo Co. Ltd.	5,400	97,385
	Hokuto Corp.	57,200	676,916
	House Foods Group, Inc.	202,500	3,794,673
#	Ichimasa Kamaboko Co. Ltd.	22,900	110,851
#	Imuraya Group Co. Ltd.	23,603	379,545
#	I-NE Co. Ltd.	10,900	88,824
#	Ito En Ltd.	258,909	5,336,374
	Itochu-Shokuhin Co. Ltd.	34,700	2,109,205
	Itoham Yonekyu Holdings, Inc.	136,680	4,887,287
	Iwatsuka Confectionery Co. Ltd.	17,400	337,075
	JM Holdings Co. Ltd.	129,400	1,265,052
	J-Oil Mills, Inc.	66,724	873,430
	Kadoya Sesame Mills, Inc.	2,100	51,953
#	Kagome Co. Ltd.	418,200	7,225,121
#	Kakiyasu Honten Co. Ltd.	37,000	626,196
#	Kameda Seika Co. Ltd.	74,399	1,854,584
	Kaneko Seeds Co. Ltd.	20,800	223,431
	Kanemi Co. Ltd.	1,200	25,799
#	Kanro, Inc.	81,000	763,374
	Kato Sangyo Co. Ltd.	139,300	5,347,234
#	Kenko Mayonnaise Co. Ltd.	48,177	568,864
#	Kibun Foods, Inc.	46,900	326,900
	Kitoku Shinryo Co. Ltd.	5,100	143,098
#	Koike-ya, Inc.	600	17,767
	Kose Corp.	72,800	2,789,004
#	Kotobuki Spirits Co. Ltd.	381,631	4,575,431
#	Kusuri No. Aoki Holdings Co. Ltd.	262,800	6,659,041
	Kyokuyo Co. Ltd.	49,900	1,542,613
#	Lacto Japan Co. Ltd.	39,700	888,858
	Life Corp.	202,400	3,175,326
	Lifedrink Co., Inc.	157,600	2,050,729
	Lion Corp.	730,025	7,193,683

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Mandom Corp.	163,160	$2,567,032
#	Marudai Food Co. Ltd.	45,300	550,720
	Maruha Nichiro Corp.	167,187	3,737,199
	Maxvalu Tokai Co. Ltd.	50,800	1,151,595
#	Medical System Network Co. Ltd.	42,600	135,814
	Megmilk Snow Brand Co. Ltd.	117,400	2,153,189
#	Meito Co. Ltd.	43,900	607,280
	Milbon Co. Ltd.	126,252	1,896,291
#	Mitsui DM Sugar Co. Ltd.	82,290	1,620,574
	Miyoshi Oil & Fat Co. Ltd.	21,400	305,359
	Morinaga & Co. Ltd.	309,298	5,329,442
	Morinaga Milk Industry Co. Ltd.	396,100	8,550,255
	Morozoff Ltd.	39,200	387,659
	Nakamuraya Co. Ltd.	5,299	104,528
#	Natori Co. Ltd.	36,400	459,239
	Nichimo Co. Ltd.	28,241	456,409
	Nichirei Corp.	694,916	8,225,979
#	Niitaka Co. Ltd.	1,860	31,964
	Nippn Corp.	293,400	4,171,279
	Nippon Beet Sugar Manufacturing Co. Ltd.	32,560	631,101
	Nisshin Oillio Group Ltd.	145,500	4,807,490
	Nissui Corp.	1,585,000	11,042,714
	Nitto Fuji Flour Milling Co. Ltd.	14,100	635,312
	Noevir Holdings Co. Ltd.	32,000	908,144
#	Oenon Holdings, Inc.	223,100	746,441
	OIE Sangyo Co. Ltd.	22,000	310,692
	Oisix ra daichi, Inc.	30,800	340,180
#	Okamura Foods Co. Ltd.	12,800	99,569
	Okuwa Co. Ltd.	19,500	105,165
	OUG Holdings, Inc.	20,000	501,687
	Pickles Holdings Co. Ltd.	24,000	171,104
#	Pigeon Corp.	330,025	3,733,104
	Premium Water Holdings, Inc.	12,700	272,870
	Prima Meat Packers Ltd.	154,100	2,475,458
#	Qol Holdings Co. Ltd.	96,501	1,216,716
	Retail Partners Co. Ltd.	58,900	492,052
	Riken Vitamin Co. Ltd.	134,900	2,448,991
#	Rokko Butter Co. Ltd.	36,500	277,892

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	S Foods, Inc.	75,562	$1,226,386
#	S&B Foods, Inc.	69,188	1,494,870
	Sakata Seed Corp.	96,200	2,464,949
	San-A Co. Ltd.	213,400	3,712,021
	Sato Foods Co. Ltd.	800	40,519
	Satudora Holdings Co. Ltd.	3,900	20,831
#	Shimadaya Corp.	26,800	306,511
#	Shinnihonseiyaku Co. Ltd.	38,900	545,201
#	Shinobu Foods Products Co. Ltd.	1,600	15,316
#	Shoei Foods Corp.	24,900	636,502
	Showa Sangyo Co. Ltd.	103,700	1,979,477
#	ST Corp.	8,400	85,446
	Starzen Co. Ltd.	258,300	1,943,554
	STI Foods Holdings, Inc.	18,027	150,091
	Takara Holdings, Inc.	744,277	7,580,636
	Toho Co. Ltd. (8142 JP)	38,300	823,601
	Torigoe Co. Ltd.	61,000	437,780
#	Transaction Co. Ltd.	173,400	1,150,591
#	Trial Holdings, Inc.	40,500	540,281
#	United Super Markets Holdings, Inc.	287,350	1,534,064
	Valor Holdings Co. Ltd.	190,900	3,494,523
#	Warabeya Nichiyo Holdings Co. Ltd.	61,760	1,248,742
#	Watahan & Co. Ltd.	68,800	638,522
	Wellneo Sugar Co. Ltd.	64,400	1,053,169
	YAKUODO Holdings Co. Ltd.	56,300	742,167
#	Yamami Co.	14,300	371,784
#	Yamatane Corp.	114,400	1,892,492
#	Yamaya Corp.	21,100	323,926
#	Yokorei Co. Ltd.	226,400	1,800,961
	Yomeishu Seizo Co. Ltd.	36,500	984,059
#*	Yoshimura Food Holdings KK	35,800	151,787
	Yuasa Funashoku Co. Ltd.	55,600	596,629
#	Yukiguni Factory Co. Ltd.	82,082	547,617
#	Yutaka Foods Corp.	3,900	53,413

TOTAL CONSUMER STAPLES			248,302,193

		Shares	Value»
ENERGY — (0.9%)
	Fuji United Holdings Co. Ltd.	3,400	$25,866
	Itochu Enex Co. Ltd.	335,400	3,957,189
	Iwatani Corp.	661,149	6,883,055
	Japan Petroleum Exploration Co. Ltd.	793,700	6,633,359
#	Mitsuuroko Group Holdings Co. Ltd.	195,200	2,667,016
#*	Nippon Coke & Engineering Co. Ltd.	446,400	274,583
	Sala Corp.	241,101	1,642,790
	San-Ai Obbli Co. Ltd.	355,900	4,713,863
#	Sinanen Holdings Co. Ltd.	40,800	1,633,866
	Toyo Kanetsu KK	32,000	936,091

TOTAL ENERGY			29,367,678

FINANCIALS — (9.4%)
	77 Bank Ltd.	311,752	13,362,391
	AEON Financial Service Co. Ltd.	492,200	4,814,315
	Aichi Financial Group, Inc.	43,000	1,108,693
	Aiful Corp.	1,391,600	4,092,378
#	Aizawa Securities Group Co. Ltd.	64,800	548,171
	Akatsuki Corp.	145,700	505,208
	Akita Bank Ltd.	52,440	1,242,498
	Anicom Holdings, Inc.	226,829	1,169,753
	Aozora Bank Ltd.	272,600	3,903,107
	Awa Bank Ltd.	124,828	2,949,114
	Bank of Iwate Ltd.	38,982	1,023,591
	Bank of Nagoya Ltd.	180,387	4,606,005
	Bank of Saga Ltd.	40,020	830,943
	Bank of the Ryukyus Ltd.	106,967	1,043,605
#	CCI Group, Inc.	1,221,000	5,219,126
#	Chiba Kogyo Bank Ltd.	270,358	2,820,886
	Chugin Financial Group, Inc.	723,900	10,094,708
	Daishi Hokuetsu Financial Group, Inc.	1,310,700	12,640,478
	eGuarantee, Inc.	177,445	1,830,308
	Ehime Bank Ltd.	93,401	757,441
	Entrust, Inc.	40,500	276,094
	FIDEA Holdings Co. Ltd.	28,292	303,842
	Financial Partners Group Co. Ltd.	309,900	4,295,987
#	Fintech Global, Inc.	437,900	289,211

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	First Bank of Toyama Ltd.	280,200	$2,649,396
#	FP Partner, Inc.	19,200	281,885
	Fukui Bank Ltd.	14,062	198,227
	Fuyo General Lease Co. Ltd.	138,200	3,613,177
#	GMO Financial Gate, Inc.	11,238	420,594
#	GMO Financial Holdings, Inc.	208,900	1,218,980
	Hirogin Holdings, Inc.	1,353,200	12,642,724
#	Hirose Tusyo, Inc.	20,300	493,769
	Hokuhoku Financial Group, Inc.	602,553	14,761,138
	HS Holdings Co. Ltd.	75,912	493,886
	Hyakugo Bank Ltd.	1,266,509	7,854,438
	Hyakujushi Bank Ltd.	95,800	3,353,785
#	Ichiyoshi Securities Co. Ltd.	99,900	550,349
	IwaiCosmo Holdings, Inc.	115,600	2,111,644
	J Trust Co. Ltd.	351,234	923,590
	Jaccs Co. Ltd.	134,600	3,520,502
	JAFCO Group Co. Ltd.	430,700	6,731,822
	Japan Investment Adviser Co. Ltd.	108,100	1,238,875
	Japan Securities Finance Co. Ltd.	441,300	5,067,686
	J-Lease Co. Ltd.	63,800	622,673
	Juroku Financial Group, Inc.	169,800	6,184,131
	Keiyo Bank Ltd.	270,315	2,280,548
	Kita-Nippon Bank Ltd.	24,306	594,124
	Kiyo Bank Ltd.	364,290	7,095,166
#	Kyokuto Securities Co. Ltd.	93,300	921,750
	Kyushu Financial Group, Inc.	1,187,677	6,807,025
	Kyushu Leasing Service Co. Ltd.	35,700	306,923
	M&A Capital Partners Co. Ltd.	39,000	744,699
	Marusan Securities Co. Ltd.	30,500	183,565
#	Matsui Securities Co. Ltd.	329,900	1,643,356
	Mercuria Holdings Co. Ltd.	7,600	41,941
#	Mito Securities Co. Ltd.	223,829	743,290
#	Miyazaki Bank Ltd.	68,700	2,065,871
	Mizuho Leasing Co. Ltd.	840,600	6,734,261

		Shares	Value»
FINANCIALS — (Continued)
	Musashino Bank Ltd.	128,421	$3,454,857
	Nanto Bank Ltd.	126,400	4,203,995
#	NEC Capital Solutions Ltd.	59,700	1,475,068
*	Net Protections Holdings, Inc.	164,100	845,613
	Nihon M&A Center Holdings, Inc.	1,311,900	6,178,771
	Nishi-Nippon Financial Holdings, Inc.	689,700	11,785,779
	North Pacific Bank Ltd.	1,360,200	6,370,279
	Ogaki Kyoritsu Bank Ltd.	127,700	3,056,898
	Oita Bank Ltd.	56,899	1,877,972
	Okasan Securities Group, Inc.	656,700	2,942,994
	Okinawa Financial Group, Inc.	59,516	1,483,239
	Orient Corp.	196,190	1,226,147
	Premium Group Co. Ltd.	179,300	2,295,354
	Procrea Holdings, Inc.	104,972	1,178,830
#	Ricoh Leasing Co. Ltd.	91,300	3,352,999
#	San ju San Financial Group, Inc.	84,213	1,991,778
	San-In Godo Bank Ltd.	898,300	7,898,461
#*	SBI ARUHI Corp.	67,000	347,098
#	SBI Global Asset Management Co. Ltd.	94,700	364,165
	SBI Insurance Group Co. Ltd.	7,700	77,468
	Senshu Ikeda Holdings, Inc.	1,135,328	4,900,464
	Seven Bank Ltd.	2,626,899	4,825,627
#	Shiga Bank Ltd.	233,400	9,428,020
	Shikoku Bank Ltd.	93,290	880,425
#	Shimizu Bank Ltd.	29,400	384,066
	Sparx Group Co. Ltd.	80,960	816,669
	Strike Co. Ltd.	40,400	995,267
	Suruga Bank Ltd.	830,300	8,311,395
	Taiko Bank Ltd.	1,600	18,104
	Tochigi Bank Ltd.	443,100	1,579,753
#	Toho Bank Ltd.	477,500	1,413,127
	Tohoku Bank Ltd.	7,601	65,228
	Tokai Tokyo Financial Holdings, Inc.	528,101	1,956,807
	Tokyo Kiraboshi Financial Group, Inc.	147,338	7,015,468
	Tomato Bank Ltd.	4,700	42,086

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	TOMONY Holdings, Inc.	784,743	$3,477,572
	Tottori Bank Ltd.	3,400	29,654
	Towa Bank Ltd.	114,998	692,626
	Toyo Securities Co. Ltd.	278,700	994,837
#	Traders Holdings Co. Ltd.	67,720	392,943
	Tsukuba Bank Ltd.	443,700	907,087
	Wellnet Corp.	80,700	340,976
#	Yamagata Bank Ltd.	47,100	512,495
	Yamaguchi Financial Group, Inc.	468,030	5,362,146
	Yamanashi Chuo Bank Ltd.	124,026	2,641,151
	Zenkoku Hosho Co. Ltd.	352,707	7,249,170

TOTAL FINANCIALS			312,464,571

HEALTH CARE — (3.3%)
	Alfresa Holdings Corp.	392,800	5,549,623
#	Amvis Holdings, Inc.	91,600	311,490
	As One Corp.	216,200	3,529,224
#	ASKA Pharmaceutical Holdings Co. Ltd.	119,100	1,617,422
#	Astena Holdings Co. Ltd.	141,400	428,859
	BML, Inc.	135,600	3,212,364
#	Charm Care Corp. KK	65,400	462,237
	Create Medic Co. Ltd.	7,000	46,784
*	CUC, Inc.	34,900	238,695
#*	CYBERDYNE, Inc.	226,400	258,368
	Daito Pharmaceutical Co. Ltd.	147,818	1,192,314
	Elan Corp.	85,086	431,932
	EM Systems Co. Ltd.	139,900	741,368
	eWeLL Co. Ltd.	20,500	368,078
	FALCO HOLDINGS Co. Ltd.	51,000	820,800
	FINDEX, Inc.	23,400	124,962
#	France Bed Holdings Co. Ltd.	83,355	712,039
#	Fuji Pharma Co. Ltd.	73,701	754,040
	Fukuda Denshi Co. Ltd.	100,200	4,532,886
	Fuso Pharmaceutical Industries Ltd.	5,300	72,773
	H.U. Group Holdings, Inc.	193,929	4,731,936
	Hisamitsu Pharmaceutical Co., Inc.	138,968	3,612,290
	Hogy Medical Co. Ltd.	14,400	499,871

		Shares	Value»
HEALTH CARE — (Continued)
	Japan Animal Referral Medical Center Co. Ltd.	1,500	$46,102
#	Japan Hospice Holdings, Inc.	2,700	23,704
	Japan Lifeline Co. Ltd.	158,800	1,507,338
#	Japan Medical Dynamic Marketing, Inc.	43,501	134,458
	Kaken Pharmaceutical Co. Ltd.	75,300	1,791,042
	Kanamic Network Co. Ltd.	47,100	146,883
	Kissei Pharmaceutical Co. Ltd.	166,400	4,345,383
	Koa Shoji Holdings Co. Ltd.	4,100	20,785
	Kyorin Pharmaceutical Co. Ltd.	108,846	992,158
	Mani, Inc.	176,400	1,687,554
	Medikit Co. Ltd.	2,000	35,127
#	Medius Holdings Co. Ltd.	33,300	172,498
#*	Medley, Inc.	91,822	1,253,413
#	Menicon Co. Ltd.	227,799	1,775,929
#	Mizuho Medy Co. Ltd.	58,900	622,932
	Mochida Pharmaceutical Co. Ltd.	31,223	596,463
	Nakanishi, Inc.	172,600	2,285,255
	Nippon Shinyaku Co. Ltd.	202,200	4,230,744
	Nipro Corp.	640,400	6,251,166
#*	Nxera Pharma Co. Ltd.	254,300	1,479,279
	Paramount Bed Holdings Co. Ltd.	206,200	4,722,149
*	PeptiDream, Inc.	122,193	1,237,212
#	Pharma Foods International Co. Ltd.	63,400	327,148
	PHC Holdings Corp.	85,700	560,191
	Rion Co. Ltd.	51,800	839,587
	Sawai Group Holdings Co. Ltd.	340,900	4,071,116
	Seed Co. Ltd.	3,400	12,528
	Seikagaku Corp.	67,100	285,855
	Ship Healthcare Holdings, Inc.	154,700	2,314,224
	Shofu, Inc.	68,500	841,400
	Software Service, Inc.	18,600	1,653,431
	Solasto Corp.	66,460	217,170
#	St. Care Holding Corp.	48,800	262,484
*	SUNWELS Co. Ltd.	3,900	12,404

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	Suzuken Co. Ltd.	240,100	$9,118,167
#	Takara Bio, Inc.	168,099	1,005,248
#	Tauns Laboratories, Inc.	42,700	153,661
#	Techno Medica Co. Ltd.	11,300	137,609
#	Toho Holdings Co. Ltd.	188,100	6,032,153
	Tokai Corp.	99,600	1,379,769
#	Towa Pharmaceutical Co. Ltd.	146,500	2,696,990
	Tsumura & Co.	291,240	6,755,772
#	Value HR Co. Ltd.	89,800	984,473
	Vital KSK Holdings, Inc.	192,100	1,547,884
	ZERIA Pharmaceutical Co. Ltd.	58,600	760,499

TOTAL HEALTH CARE			111,577,692

INDUSTRIALS — (30.5%)
#	Advan Group Co. Ltd.	80,900	452,607
	Aichi Corp.	192,400	1,607,526
	Aida Engineering Ltd.	211,400	1,264,360
	Aidma Holdings, Inc.	4,100	78,590
#	Airman Corp.	137,200	1,712,149
#	AIT Corp.	42,500	552,239
	Ajis Co. Ltd.	14,400	275,591
	Alconix Corp.	137,700	1,934,734
#	Alinco, Inc.	40,700	273,037
#	Altech Corp.	99,770	1,655,071
	Anest Iwata Corp.	204,800	2,015,038
#	Artner Co. Ltd.	20,200	258,170
	Asahi Diamond Industrial Co. Ltd.	142,300	772,223
#	Asahi Kogyosha Co. Ltd.	75,900	1,545,429
	Asanuma Corp.	347,800	1,954,447
#	ASIRO, Inc.	6,200	50,418
#	AZ-COM MARUWA Holdings, Inc.	156,199	1,041,567
	Bando Chemical Industries Ltd.	191,600	2,404,661
	Bell System24 Holdings, Inc.	163,000	1,400,490
#	Bewith, Inc.	9,900	96,729
	Br Holdings Corp.	48,788	105,679
	Bunka Shutter Co. Ltd.	325,800	4,296,927
	Career Design Center Co. Ltd.	12,700	180,620
#	Careerlink Co. Ltd.	28,200	431,908
	Central Glass Co. Ltd.	112,100	2,338,741
	Central Security Patrols Co. Ltd.	5,501	97,134

		Shares	Value»
INDUSTRIALS — (Continued)
*	Chiyoda Corp.	289,100	$765,135
	Chiyoda Integre Co. Ltd.	66,200	1,327,422
#	Chori Co. Ltd.	65,300	1,681,942
	Chudenko Corp.	169,100	4,614,833
	Chugai Ro Co. Ltd.	18,200	550,222
#	Chuo Warehouse Co. Ltd.	21,000	180,148
	CKD Corp.	136,500	2,922,874
#	CMC Corp.	26,500	276,052
	COMSYS Holdings Corp.	16,600	418,610
	Copro-Holdings Co. Ltd.	72,200	483,624
#	Cosel Co. Ltd.	57,900	461,409
	Creek & River Co. Ltd.	37,400	355,489
	CrowdWorks, Inc.	30,101	164,055
	CTI Engineering Co. Ltd.	132,800	2,442,026
#	CTS Co. Ltd.	124,500	717,009
	Dai-Dan Co. Ltd.	102,700	4,550,861
	Daido Kogyo Co. Ltd.	6,700	58,941
#	Daiei Kankyo Co. Ltd.	56,400	1,254,307
	Daihatsu Infinearth Mfg Co. Ltd.	96,700	1,921,703
	Daihen Corp.	42,100	2,754,862
	Daiho Corp.	297,800	1,524,941
	Dai-Ichi Cutter Kogyo KK	19,747	167,198
	Daiichi Jitsugyo Co. Ltd.	149,400	2,529,930
	Daiichi Kensetsu Corp.	36,500	827,841
	Daiseki Co. Ltd.	274,355	5,770,663
	Daiseki Eco. Solution Co. Ltd.	4,859	58,108
	Daisue Construction Co. Ltd.	44,300	977,363
	Daiwa Industries Ltd.	170,300	1,742,657
	Denyo Co. Ltd.	93,400	1,738,609
	Dip Corp.	23,049	316,339
#	DMG Mori Co. Ltd.	307,500	4,769,153
	DMW Corp.	4,800	160,831
	Duskin Co. Ltd.	176,700	4,260,049
	Ebara Jitsugyo Co. Ltd.	64,800	1,762,620
	EJ Holdings, Inc.	42,000	453,559
	en, Inc.	98,108	989,614
	Endo Lighting Corp.	53,100	777,317
	ERI Holdings Co. Ltd.	25,100	597,484
	EXEO Group, Inc.	948,372	13,678,138
	F&M Co. Ltd.	44,400	765,680
*	FDK Corp.	1,998	4,760
#	Forum Engineering, Inc.	106,200	847,206

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Freund Corp.	27,456	$191,565
	Fudo Tetra Corp.	71,580	1,133,347
	Fuji Corp. (6134 JP)	369,100	7,163,044
	Fukuda Corp.	53,200	2,373,896
	Fukuvi Chemical Industry Co. Ltd.	10,600	60,477
	Fukuyama Transporting Co. Ltd.	53,226	1,322,109
	FULLCAST Holdings Co. Ltd.	109,600	1,202,241
	Funai Soken Holdings, Inc.	229,570	3,616,559
	Furukawa Co. Ltd.	124,672	2,457,180
	Furukawa Electric Co. Ltd.	16,400	1,160,885
#	Futaba Corp.	103,000	450,216
	Gakken Holdings Co. Ltd.	95,300	634,760
#	Gakujo Co. Ltd.	22,800	238,562
	Galilei Co. Ltd.	153,200	3,563,466
	Gecoss Corp.	95,900	851,663
	Giken Ltd.	42,498	454,676
	Glory Ltd.	237,855	5,683,399
	grems, Inc.	34,400	512,979
	Hamakyorex Co. Ltd.	396,800	3,936,042
	Hanwa Co. Ltd.	180,100	7,512,065
#	Hashimoto Sogyo Holdings Co. Ltd.	8,140	63,119
	Hazama Ando Corp.	829,600	9,282,907
	Helios Techno Holding Co. Ltd.	39,600	222,833
#	Hibiya Engineering Ltd.	107,300	3,155,941
#*	Hino Motors Ltd.	797,300	1,811,213
#	Hirakawa Hewtech Corp.	61,061	919,562
#	Hirano Tecseed Co. Ltd.	29,700	310,655
	Hirata Corp.	96,397	1,272,719
	Hisaka Works Ltd.	95,000	868,255
#	Hito Communications Holdings, Inc.	1,500	9,731
	Hoden Seimitsu Kako Kenkyusho Co. Ltd.	7,400	109,883
	Hokuriku Electrical Construction Co. Ltd.	89,040	808,544
	Hosokawa Micron Corp.	78,000	2,880,316
#	Howa Machinery Ltd.	50,600	467,534
	Ichiken Co. Ltd.	17,097	427,767
	Ichinen Holdings Co. Ltd.	121,200	1,581,481

		Shares	Value»
INDUSTRIALS — (Continued)
	IDEA Consultants, Inc.	1,200	$27,197
	Idec Corp.	148,500	2,260,574
#	Iino Kaiun Kaisha Ltd.	461,300	3,762,403
	Inaba Denki Sangyo Co. Ltd.	309,600	9,116,797
#	Inaba Seisakusho Co. Ltd.	31,176	320,184
	Inabata & Co. Ltd.	268,300	6,009,022
	Infomart Corp.	908,400	1,927,608
	INFRONEER Holdings, Inc.	824,000	8,827,616
	Insource Co. Ltd.	242,300	1,369,853
*	Intloop, Inc.	5,800	158,075
#	Inui Global Logistics Co. Ltd.	67,080	682,936
#	Iseki & Co. Ltd.	73,849	1,053,335
#	Itoki Corp.	220,200	3,551,980
#	Iwaki Co. Ltd.	56,800	938,442
	JAC Recruitment Co. Ltd.	422,600	2,783,256
	Japan Airport Terminal Co. Ltd.	154,100	4,788,107
	Japan Elevator Service Holdings Co. Ltd.	718,600	8,459,453
	Japan Engine Corp.	12,600	1,045,048
#	Japan Foundation Engineering Co. Ltd.	93,200	382,189
	Japan Pulp & Paper Co. Ltd.	567,900	2,664,776
#	Japan Transcity Corp.	228,408	1,699,099
#	JDC Corp.	181,600	633,565
	JGC Holdings Corp.	1,153,600	11,668,062
	JK Holdings Co. Ltd.	87,140	712,392
*	Juki Corp.	20,800	59,643
	Kamei Corp.	148,700	2,812,743
	Kamigumi Co. Ltd.	143,400	4,304,612
#	Kanaden Corp.	88,100	1,196,045
	Kanadevia Corp.	862,079	6,387,726
#	Kanagawa Chuo Kotsu Co. Ltd.	24,000	546,180
	Kaname Kogyo Co. Ltd.	1,300	12,689
#	Kanamoto Co. Ltd.	136,600	3,181,434
	Kanematsu Corp.	470,325	9,522,124
#	Katakura Industries Co. Ltd.	120,900	2,084,113
	Kato Works Co. Ltd.	16,400	147,378
	Kawada Technologies, Inc.	92,600	2,426,278
	Kawata Manufacturing Co. Ltd.	3,100	14,976
	Keihan Holdings Co. Ltd.	344,222	6,973,718

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Keihin Co. Ltd.	4,500	$77,768
	Keikyu Corp.	720,121	6,718,118
	Keio Corp.	207,396	4,918,932
#	Kimura Chemical Plants Co. Ltd.	74,400	516,999
	Kimura Unity Co. Ltd.	94,000	512,860
#	King Jim Co. Ltd.	47,100	256,580
	Kitagawa Corp.	12,500	130,813
	Kitano Construction Corp.	57,888	494,619
	Kitz Corp.	373,300	4,184,910
#	Kobe Electric Railway Co. Ltd.	12,199	184,455
	Koike Sanso Kogyo Co. Ltd.	39,000	403,820
	Kokuyo Co. Ltd.	307,600	1,765,132
	Komatsu Wall Industry Co. Ltd.	82,700	1,333,943
	Komori Corp.	216,205	2,030,488
#	Kondotec, Inc.	114,200	1,244,090
	Konoike Transport Co. Ltd.	166,500	3,443,619
#	Kosaido Holdings Co. Ltd.	451,100	1,239,831
	Kozo Keikaku Engineering Holdings, Inc.	45,000	926,125
	KPP Group Holdings Co. Ltd.	103,600	511,764
	Kraftia Corp.	106,100	5,612,466
#	KRS Corp.	72,600	1,370,824
#	Kumagai Gumi Co. Ltd.	793,600	7,205,563
	Kyodo Printing Co. Ltd.	123,600	1,202,016
#	Kyokuto Boeki Kaisha Ltd.	66,000	762,506
	Kyokuto Kaihatsu Kogyo Co. Ltd.	185,900	3,110,967
#	LIKE, Inc.	36,200	352,128
#	Link & Motivation, Inc.	228,400	728,813
#*	Luckland Co. Ltd.	17,101	129,454
	Mabuchi Motor Co. Ltd.	441,568	7,800,744
#	Maezawa Industries, Inc.	53,100	662,228
	Maezawa Kasei Industries Co. Ltd.	64,200	867,797
#	Maezawa Kyuso Industries Co. Ltd.	117,100	1,088,224
	Makino Milling Machine Co. Ltd.	128,800	9,357,226
#	Management Solutions Co. Ltd.	24,200	210,067

		Shares	Value»
INDUSTRIALS — (Continued)
	Marufuji Sheet Piling Co. Ltd.	400	$9,385
#	MARUKA FURUSATO Corp.	64,307	941,778
#	Marumae Co. Ltd.	14,100	197,374
	Maruzen Co. Ltd.	63,300	1,426,818
	Maruzen Showa Unyu Co. Ltd.	76,100	3,424,388
#	Matching Service Japan Co. Ltd.	8,200	53,234
	Matsuda Sangyo Co. Ltd.	75,682	2,032,183
#	Matsui Construction Co. Ltd.	108,300	969,772
	Max Co. Ltd.	122,700	4,447,618
	Meidensha Corp.	207,310	8,210,106
	Meiho Facility Works Ltd.	26,000	186,544
#	Meiji Electric Industries Co. Ltd.	41,600	626,905
#	Meiji Shipping Group Co. Ltd.	84,000	381,406
	Meisei Industrial Co. Ltd.	216,000	2,311,348
	MEITEC Group Holdings, Inc.	416,500	8,537,644
	Meiwa Corp.	145,600	748,175
	METAWATER Co. Ltd.	128,300	2,753,769
#*	Microwave Chemical Co. Ltd.	57,600	275,917
#	Midac Holdings Co. Ltd.	34,500	414,765
#	Mie Kotsu Group Holdings, Inc.	244,258	852,083
#	Mirai Industry Co. Ltd.	30,300	655,064
	Mirait One Corp.	499,935	9,687,397
	Mitani Corp.	294,600	4,443,353
#	Mitani Sangyo Co. Ltd.	70,700	228,715
#	Mitsubishi Kakoki Kaisha Ltd.	117,000	2,493,975
	Mitsubishi Logisnext Co. Ltd.	185,900	1,851,226
	Mitsubishi Logistics Corp.	604,200	4,381,075
#	Mitsubishi Pencil Co. Ltd.	136,100	1,805,348
#	Mitsuboshi Belting Ltd.	86,300	2,077,977
	Mitsui E&S Co. Ltd.	474,281	19,281,884
#	Mitsui Matsushima Holdings Co. Ltd.	315,000	2,645,544
	Mitsui-Soko Holdings Co. Ltd.	354,600	9,305,861
	Miura Co. Ltd.	123,000	2,381,731

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Miyaji Engineering Group, Inc.	126,068	$1,615,540
	Morita Holdings Corp.	202,300	3,058,422
#	Moriya Transportation Engineering & Manufacturing Co. Ltd.	1,400	44,629
	Nabtesco Corp.	430,700	10,788,878
#	NAC Co. Ltd.	88,200	299,030
#	Nachi-Fujikoshi Corp.	61,600	1,575,751
	Nagase & Co. Ltd.	507,400	11,080,714
	Nagoya Railroad Co. Ltd.	925,911	10,128,507
#	Naikai Zosen Corp.	2,100	223,410
	Nakabayashi Co. Ltd.	41,800	156,103
#	Nakakita Seisakusho Co. Ltd.	7,500	303,538
#	Nakamoto Packs Co. Ltd.	21,100	248,105
	Nakanishi Manufacturing Co. Ltd.	5,700	88,195
	Nakano Corp.	14,000	86,656
	Namura Shipbuilding Co. Ltd.	231,028	7,835,562
	Nankai Electric Railway Co. Ltd.	471,300	8,513,179
	Narasaki Sangyo Co. Ltd.	25,400	561,307
#	Nareru Group, Inc.	10,800	158,171
	Nice Corp.	8,418	96,896
	Nichias Corp.	235,800	8,798,703
#	Nichiban Co. Ltd.	46,600	577,576
	Nichiden Corp.	63,100	1,015,732
	Nichiha Corp.	151,580	2,696,126
	Nichireki Group Co. Ltd.	144,700	2,276,080
#	Nihon Dengi Co. Ltd.	61,600	2,186,175
	Nihon Flush Co. Ltd.	65,045	341,026
	Nikkiso Co. Ltd.	253,800	2,481,160
#	Nikko Co. Ltd.	152,044	753,949
	Nikkon Holdings Co. Ltd.	563,000	12,697,933
	Nippi, Inc.	11,900	972,295
#	Nippon Air Conditioning Services Co. Ltd.	165,600	1,407,991
	Nippon Aqua Co. Ltd.	72,000	436,293
#	Nippon Carbon Co. Ltd.	12,900	362,786
	Nippon Densetsu Kogyo Co. Ltd.	214,501	4,001,691
	Nippon Dry-Chemical Co. Ltd.	14,500	792,246

		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Parking Development Co. Ltd.	1,114,400	$1,952,779
#	Nippon Rietec Co. Ltd.	29,900	398,991
	Nippon Seisen Co. Ltd.	63,200	453,467
	Nippon Sharyo Ltd.	11,725	253,986
*	Nippon Sheet Glass Co. Ltd.	279,200	1,044,590
	Nippon Thompson Co. Ltd.	136,937	592,960
	Nishimatsu Construction Co. Ltd.	149,100	5,121,561
	Nishi-Nippon Railroad Co. Ltd.	187,600	2,725,234
	Nishio Holdings Co. Ltd.	92,700	2,637,193
	Nissei ASB Machine Co. Ltd.	49,200	2,179,245
#	Nissei Plastic Industrial Co. Ltd.	105,100	579,181
	Nisshinbo Holdings, Inc.	722,280	5,708,028
#	Nisso Holdings Co. Ltd.	44,600	186,071
	Nitta Corp.	105,700	2,770,664
	Nitto Boseki Co. Ltd.	49,400	2,788,362
#	Nitto Kogyo Corp.	146,700	3,513,076
#	Nitto Kohki Co. Ltd.	43,700	485,278
#	Nitto Seiko Co. Ltd.	88,373	394,613
	Nittoc Construction Co. Ltd.	117,600	933,984
#	Nittoku Co. Ltd.	50,398	796,314
	No.1 Co. Ltd.	6,700	94,069
	Noda Corp.	112,400	512,534
	Nomura Co. Ltd.	74,800	497,577
	Nomura Micro Science Co. Ltd.	56,700	1,444,469
	Noritake Co. Ltd.	109,400	3,426,770
#	NS Tool Co. Ltd.	23,600	117,171
	NS United Kaiun Kaisha Ltd.	53,400	1,909,115
	NSK Ltd.	1,569,840	7,910,435
	NTN Corp.	1,976,200	4,411,972
#	Obara Group, Inc.	55,100	1,498,019
	Ochi Holdings Co. Ltd.	8,600	77,363
	Odawara Engineering Co. Ltd.	1,200	20,090
#	Ohba Co. Ltd.	76,500	551,379
	Ohmoto Gumi Co. Ltd.	24,600	230,072
	Oiles Corp.	115,870	1,697,276
	Okabe Co. Ltd.	181,801	1,081,752
#	Okada Aiyon Corp.	33,400	442,758

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Okamoto Machine Tool Works Ltd.	18,500	$575,334
	Okamura Corp.	339,300	4,963,625
	OKUMA Corp.	250,400	5,574,594
	Okumura Corp.	180,480	5,721,272
	Onamba Co. Ltd.	1,400	12,155
	One Career, Inc.	17,100	281,930
#	Onoken Co. Ltd.	64,500	575,841
	Open Up Group, Inc.	216,200	2,411,790
	Organo Corp.	110,627	9,493,917
	Oriental Consultants Holdings Co. Ltd.	12,200	240,821
	Oriental Shiraishi Corp.	703,200	1,936,644
#	OSG Corp.	320,500	4,646,702
	Oyo Corp.	125,800	2,347,580
	Paraca, Inc.	16,300	209,203
#	Park24 Co. Ltd.	649,572	7,591,347
	Parker Corp.	38,500	279,566
	Pasona Group, Inc.	136,600	1,689,139
	Pegasus Co. Ltd.	62,919	336,167
	Penta-Ocean Construction Co. Ltd.	1,531,052	14,016,771
#	People Dreams & Technologies Group Co. Ltd.	8,000	83,220
	Pilot Corp.	99,799	3,013,536
	Prestige International, Inc.	569,600	2,446,137
#	Pronexus, Inc.	78,200	554,362
	PS Construction Co. Ltd.	69,860	819,335
	Quick Co. Ltd.	77,000	1,174,131
	Raito Kogyo Co. Ltd.	258,700	5,414,034
	Raiznext Corp.	250,000	3,106,138
	Raksul, Inc.	220,700	1,515,251
#	Rasa Corp.	61,100	654,284
	Rheon Automatic Machinery Co. Ltd.	78,601	737,197
	Rise Consulting Group, Inc.	40,300	231,046
#	Rix Corp.	19,600	473,440
	Ryobi Ltd.	107,840	1,925,154
	Sakai Heavy Industries Ltd.	27,600	367,463
	Sakai Moving Service Co. Ltd.	125,000	2,285,339
	Sanki Engineering Co. Ltd.	235,700	8,100,069
	Sanko Gosei Ltd.	107,300	585,716
	Sanko Metal Industrial Co. Ltd.	70,500	620,720
#	Sankyo Tateyama, Inc.	89,205	348,019

		Shares	Value»
INDUSTRIALS — (Continued)
	Sankyu, Inc.	237,900	$12,147,201
	Sansei Technologies, Inc.	54,578	801,701
	Sansha Electric Manufacturing Co. Ltd.	7,400	43,369
	Sanyo Denki Co. Ltd.	146,700	3,751,264
#	Sanyo Electric Railway Co. Ltd.	35,598	462,630
#	Sanyo Engineering & Construction, Inc.	48,000	433,298
	Sanyo Industries Ltd.	5,800	172,279
	Sanyo Trading Co. Ltd.	112,439	1,157,380
#	Sata Construction Co. Ltd.	86,199	604,619
	Sato Corp.	35,700	506,710
#	Sato Shoji Corp.	83,100	1,159,531
	SBI Leasing Services Co. Ltd.	6,800	220,706
#	SBS Holdings, Inc.	106,000	2,331,126
#	SEC Carbon Ltd.	35,700	494,222
	Seibu Electric & Machinery Co. Ltd.	10,300	140,258
	Seika Corp.	123,600	1,842,799
#	Seikitokyu Kogyo Co. Ltd.	93,030	895,024
	Seiko Electric Co. Ltd.	25,000	357,791
	Seino Holdings Co. Ltd.	336,000	4,748,338
	Sekisui Jushi Corp.	176,701	2,362,719
	Senko Group Holdings Co. Ltd.	660,000	8,614,428
#	Senshu Electric Co. Ltd.	69,900	2,047,466
	Shibaura Machine Co. Ltd.	108,300	3,007,389
	Shibusawa Logistics Corp.	214,800	1,541,994
#	Shibuya Corp.	67,700	1,501,941
#	Shima Seiki Manufacturing Ltd.	50,610	325,511
#	Shimojima Co. Ltd.	32,300	270,326
	Shin Maint Holdings Co. Ltd.	29,200	214,788
	Shin Nippon Air Technologies Co. Ltd.	149,060	2,976,687
#	Shinki Bus Co. Ltd.	3,800	46,564
	Shinmaywa Industries Ltd.	339,100	4,409,987
	Shinnihon Corp.	164,700	1,892,935
	Shinsho Corp.	86,100	1,297,304

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Shinwa Co. Ltd. (3447 JP)	48,700	$262,369
	Shinwa Co. Ltd. (7607 JP)	57,400	1,143,898
	SHO-BOND Holdings Co. Ltd.	151,000	4,791,459
	SIGMAXYZ Holdings, Inc.	388,800	2,204,826
	Sinfonia Technology Co. Ltd.	125,900	8,665,324
	Sinko Industries Ltd.	340,800	2,847,292
	Sintokogio Ltd.	154,200	1,032,656
	Skymark Airlines, Inc.	51,700	150,464
	SMS Co. Ltd.	218,200	1,880,683
#	Soda Nikka Co. Ltd.	105,700	684,490
#	Sodick Co. Ltd.	129,800	820,715
	Sotetsu Holdings, Inc.	422,300	7,079,122
#	Space Co. Ltd.	74,362	659,111
#	S-Pool, Inc.	158,800	291,419
	Star Micronics Co. Ltd.	158,100	1,703,857
#	Studio Alice Co. Ltd.	36,200	476,945
	Subaru Enterprise Co. Ltd.	32,700	696,639
#	Sugimoto & Co. Ltd.	109,700	1,284,722
#	Sumiseki Holdings, Inc.	70,600	255,516
	Sumitomo Densetsu Co. Ltd.	79,700	5,015,462
#	Sumitomo Heavy Industries Ltd.	373,151	9,976,773
	Sumitomo Warehouse Co. Ltd.	316,700	6,679,788
#	Suzumo Machinery Co. Ltd.	4,400	41,089
	SWCC Corp.	164,700	8,002,082
	Tacmina Corp.	700	7,199
	Tadano Ltd.	223,000	1,548,787
	Taihei Dengyo Kaisha Ltd.	249,300	3,495,579
	Taiheiyo Kouhatsu, Inc.	4,000	19,971
	Taikisha Ltd.	283,800	5,618,636
	Taisei Oncho Co. Ltd.	13,600	368,709
	Takamatsu Construction Group Co. Ltd.	82,400	1,808,476
#	Takamiya Co. Ltd.	74,522	200,816
	Takaoka Toko Co. Ltd.	50,180	1,117,532
#	Takara & Co. Ltd.	56,755	1,497,278
	Takara Standard Co. Ltd.	206,400	3,333,645

		Shares	Value»
INDUSTRIALS — (Continued)
	Takasago Thermal Engineering Co. Ltd.	210,800	$6,255,313
#	Takashima & Co. Ltd.	145,198	771,561
	Takeuchi Manufacturing Co. Ltd.	199,600	8,229,028
	Takigami Steel Construction Co. Ltd.	3,700	173,811
	Tanabe Engineering Corp.	39,500	605,494
	Tanseisha Co. Ltd.	197,649	1,705,164
	Techno Ryowa Ltd.	66,390	2,436,951
	Techno Smart Corp.	28,200	380,532
	Teikoku Electric Manufacturing Co. Ltd.	103,400	2,070,478
#	Teikoku Sen-I Co. Ltd.	110,000	2,447,988
	Tekken Corp.	28,700	685,549
#	Tenpos Holdings Co. Ltd.	4,400	98,822
	Terasaki Electric Co. Ltd.	24,300	760,153
#	Tess Holdings Co. Ltd.	113,998	257,347
	TKC Corp	178,701	4,675,600
	Toa Corp. (1885 JP)	311,500	4,771,262
	TOA ROAD Corp.	178,900	1,801,655
	Toba, Inc.	7,900	199,784
	TOBISHIMA HOLDINGS, Inc.	83,191	1,136,179
	Tocalo Co. Ltd.	364,000	5,334,734
	Toda Corp.	1,059,300	7,136,247
	Toenec Corp.	244,500	2,653,519
	Togami Electric Manufacturing Co. Ltd.	14,700	402,752
	TOKAI Holdings Corp.	528,400	3,498,234
#	Tokyo Energy & Systems, Inc.	96,800	1,115,847
#	Tokyo Sangyo Co. Ltd.	113,600	687,290
	Tokyu Construction Co. Ltd.	241,100	1,639,790
	Toli Corp.	215,200	870,599
#	Tomoe Corp.	141,800	1,665,399
#	Tomoe Engineering Co. Ltd.	130,200	1,338,670
	Torishima Pump Manufacturing Co. Ltd.	108,100	1,465,724
	Totech Corp.	143,200	2,956,971
	Totetsu Kogyo Co. Ltd.	134,900	3,702,490

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Toukei Computer Co. Ltd.	13,620	$338,571
	Toyo Denki Seizo KK	19,300	258,283
	Toyo Engineering Corp.	56,080	941,413
#	Toyo Innovex Co. Ltd.	48,500	208,461
#	Toyo Tanso Co. Ltd.	40,100	1,199,692
	Transcosmos, Inc.	76,800	1,819,974
	TRE Holdings Corp.	162,300	1,626,318
	Trinity Industrial Corp.	25,700	196,015
	Trusco Nakayama Corp.	165,300	2,606,223
#	Tsubaki Nakashima Co. Ltd.	143,800	363,029
	Tsubakimoto Chain Co.	451,520	6,319,537
	Tsubakimoto Kogyo Co. Ltd.	82,700	1,462,541
	Tsugami Corp.	236,600	4,193,540
	Tsukishima Holdings Co. Ltd.	100,600	1,664,207
	Tsurumi Manufacturing Co. Ltd.	199,800	2,517,865
#	TWOSTONE&Sons	11,300	53,769
	Ueki Corp.	60,800	983,582
	Ushio, Inc.	493,600	8,183,747
	UT Group Co. Ltd.	156,800	2,792,179
*	Visional, Inc.	121,100	8,408,301
	Wakachiku Construction Co. Ltd.	72,400	2,252,023
	Wakita & Co. Ltd.	193,700	2,229,000
#	WDB Holdings Co. Ltd.	32,800	343,430
	Weathernews, Inc.	66,500	1,733,400
#	West Holdings Corp.	126,603	1,210,909
#	Will Group, Inc.	37,907	250,504
	World Holdings Co. Ltd.	38,600	627,428
*	W-Scope Corp.	50,100	81,971
	Yahagi Construction Co. Ltd.	156,900	2,219,692
	YAMABIKO Corp.	212,228	3,545,715
	YAMADA Consulting Group Co. Ltd.	24,838	283,231
#	Yamato Corp.	99,500	1,397,986
#	Yamaura Corp.	14,400	133,426
#	Yamazen Corp.	330,500	3,062,369
	Yasuda Logistics Corp.	99,100	1,392,263
	Yokogawa Bridge Holdings Corp.	187,100	3,339,795
	Yondenko Corp.	162,360	1,479,861

		Shares	Value»
INDUSTRIALS — (Continued)
	Yuasa Trading Co. Ltd.	96,800	$ 3,147,236
	Yuken Kogyo Co. Ltd.	1,400	26,627
	Yurtec Corp.	257,400	4,149,575
	Yushin Co.	14,600	61,039
	Zaoh Co. Ltd.	14,000	222,421
#	Zenitaka Corp.	10,900	559,613
	Zero Co. Ltd.	6,500	132,623
#	Zuiko Corp.	44,965	279,786

TOTAL INDUSTRIALS			1,016,168,602

INFORMATION TECHNOLOGY — (13.8%)
	A&D HOLON Holdings Co. Ltd.	140,200	1,837,627
#	Abalance Corp.	7,900	47,110
#	Ad-sol Nissin Corp.	86,816	826,697
	Adtec Plasma Technology Co. Ltd.	19,200	150,422
	Advanced Media, Inc.	19,200	134,059
#	Ai Holdings Corp.	193,700	3,364,688
	Aichi Tokei Denki Co. Ltd.	44,837	811,848
	Aiphone Co. Ltd.	66,100	1,208,067
#	Allied Telesis Holdings KK	117,000	164,909
#	Alpha Systems, Inc.	28,720	673,175
	Alps Alpine Co. Ltd.	989,842	12,467,953
	Amano Corp.	292,700	7,765,837
#*	Amiya Corp.	11,800	283,455
#*	AnyMind Group, Inc.	14,800	66,386
	AOI Electronics Co. Ltd.	13,800	206,782
#	Appier Group, Inc.	202,900	1,703,160
#*	Arent, Inc.	2,000	53,878
	Argo Graphics, Inc.	410,400	3,640,599
	Arisawa Manufacturing Co. Ltd.	198,200	2,090,487
#	Asteria Corp.	16,000	152,746
	Avant Group Corp.	106,600	1,095,123
	Axell Corp.	10,500	94,017
	Base Co. Ltd.	33,300	755,514
#*	baudroie, Inc.	33,700	632,280
#	BrainPad, Inc.	77,900	844,962
#	Broadband Tower, Inc.	75,700	82,482
	Broadleaf Co. Ltd.	111,300	534,640
#	Buffalo, Inc.	25,500	572,979
#	Business Brain Showa-Ota, Inc.	40,800	814,341
#	Business Engineering Corp.	15,600	638,979
	CAC Holdings Corp.	74,200	1,027,724
	Canon Electronics, Inc.	76,000	1,329,501
#	CDS Co. Ltd.	11,600	135,752

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Celsys, Inc.	164,100	$1,745,304
#	Change Holdings, Inc.	71,200	521,869
#	Chino Corp.	66,600	596,974
	Citizen Watch Co. Ltd.	1,235,200	8,571,886
	CMK Corp.	140,100	364,211
	Computer Engineering & Consulting Ltd.	159,900	2,240,807
#	Computer Institute of Japan Ltd.	340,917	1,057,498
	Comture Corp.	125,900	1,294,062
#	Core Corp.	39,200	523,665
	Cresco Ltd.	165,100	1,737,633
#	Cross Cat Co. Ltd.	8,200	57,394
	Cyberlinks Co. Ltd.	2,200	20,769
	Cybozu, Inc.	123,700	2,461,460
	Daishinku Corp.	132,396	498,127
	Daitron Co. Ltd.	55,600	1,669,621
	Daiwabo Holdings Co. Ltd.	540,900	10,104,020
	Dentsu Soken, Inc.	54,200	2,684,108
	Dexerials Corp.	438,800	7,077,803
#	Digital Arts, Inc.	63,500	3,106,606
#	Digital Hearts Holdings Co. Ltd.	21,800	135,528
	Digital Information Technologies Corp.	49,300	791,946
	DKK Co. Ltd.	11,900	148,452
	DKK-Toa Corp.	3,400	18,472
#	Double Standard, Inc.	18,400	201,226
	DTS Corp.	972,800	8,104,189
	Ebase Co. Ltd.	64,938	190,388
#	E-Guardian, Inc.	10,808	124,288
	Eizo Corp.	172,900	2,454,327
	Elecom Co. Ltd.	180,976	2,116,326
	Enomoto Co. Ltd.	4,783	59,903
#	Enplas Corp.	37,900	1,992,125
	ESPEC Corp.	105,700	2,405,267
#*	ExaWizards, Inc.	138,400	600,394
*	f-code, Inc.	19,200	250,702
	Ferrotec Corp.	236,900	7,765,764
#	FFRI Security, Inc.	7,100	498,351
#	Fixstars Corp.	123,600	1,610,422
#	Focus Systems Corp.	50,500	529,480
#	Forval Corp.	51,100	403,990
#*	Fronteo, Inc.	47,800	287,444
	FTGroup Co. Ltd.	51,000	423,077
	Fukui Computer Holdings, Inc.	43,400	867,718
	Furuno Electric Co. Ltd.	128,000	7,425,990
#	Furuya Metal Co. Ltd.	47,601	877,872
	Future Corp.	270,200	3,809,756
#	Global Security Experts, Inc.	10,800	258,651

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	GLtechno Holdings, Inc.	45,500	$888,888
	GMO GlobalSign Holdings KK	13,800	185,597
	GMO internet group, Inc.	331,520	7,425,133
#	Hagiwara Electric Holdings Co. Ltd.	33,300	764,555
#	Hakuto Co. Ltd.	35,000	875,314
#	Hennge KK	51,100	485,487
	Hibino Corp.	5,500	92,729
	Himacs Ltd.	960	7,694
	Hioki EE Corp.	57,600	2,212,530
#	Hochiki Corp.	86,600	2,164,612
	Hokuriku Electric Industry Co. Ltd.	16,639	245,721
	Horiba Ltd.	20,100	1,867,453
	Hosiden Corp.	282,100	4,496,981
	Icom, Inc.	31,000	630,643
#	ID Holdings Corp.	45,250	593,271
	I’ll, Inc.	42,690	674,805
#	IMV Corp.	14,900	193,416
	Ines Corp.	106,400	1,175,419
#	I-Net Corp.	65,491	1,071,920
	Innotech Corp.	85,700	1,014,731
#	Intelligent Wave, Inc.	48,300	324,119
#	Inter Action Corp.	17,100	157,354
	Iriso Electronics Co. Ltd.	100,200	2,011,439
	ISB Corp.	42,600	495,942
	Itfor, Inc.	159,600	1,578,125
	Japan Aviation Electronics Industry Ltd.	262,000	3,912,929
	Japan Business Systems, Inc.	14,200	136,263
#	Japan Cash Machine Co. Ltd.	9,900	64,053
	Japan Electronic Materials Corp.	49,100	1,389,286
	Japan Material Co. Ltd.	392,800	4,907,642
#	Japan System Techniques Co. Ltd.	74,300	1,029,463
	JBCC Holdings, Inc.	349,200	2,928,534
	Jeol Ltd.	171,300	5,756,907
	JFE Systems, Inc.	24,800	301,727
*	JIG-SAW, Inc.	3,100	81,552
	Justsystems Corp.	147,500	4,763,915
	Kaga Electronics Co. Ltd.	194,800	4,510,849
	KEL Corp.	1,600	14,241
	Koa Corp.	110,100	978,334

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Kohoku Kogyo Co. Ltd.	21,000	$472,511
	Konica Minolta, Inc.	1,526,800	5,242,945
	KSK Co. Ltd.	3,000	102,752
*	kubell Co. Ltd.	10,600	26,834
#	Kyosan Electric Manufacturing Co. Ltd.	122,600	419,915
	Kyowa Electronic Instruments Co. Ltd.	50,400	226,757
	Macnica Holdings, Inc.	542,382	7,721,750
	Marubun Corp.	78,400	603,111
	Maruwa Co. Ltd.	3,500	989,580
	Maxell Ltd.	204,011	2,957,322
	MCJ Co. Ltd.	423,600	3,995,828
#	Megachips Corp.	20,200	1,058,748
	Meiko Electronics Co. Ltd.	122,000	8,023,746
	Micronics Japan Co. Ltd.	164,100	9,678,945
#	MIMAKI ENGINEERING Co. Ltd.	101,100	1,114,304
	Miroku Jyoho Service Co. Ltd.	97,600	1,115,649
	Mitsubishi Research Institute, Inc.	44,800	1,416,407
	Mitsui High-Tec, Inc.	211,100	1,052,869
	m-up Holdings, Inc.	161,300	2,015,115
#	Nagano Keiki Co. Ltd.	74,900	1,139,355
	NCD Co. Ltd./Shinagawa	31,500	546,356
#	Needs Well, Inc.	45,500	154,314
	NEOJAPAN, Inc.	6,300	74,461
#	NF Holdings Corp.	2,700	21,791
	Nichicon Corp.	110,400	1,107,685
	Nihon Dempa Kogyo Co. Ltd.	68,700	501,766
	Nihon Denkei Co. Ltd.	35,400	467,685
#	Nippon Avionics Co. Ltd.	23,500	828,182
#*	Nippon Chemi-Con Corp.	63,291	638,693
	Nippon Electric Glass Co. Ltd.	385,736	12,986,504
	Nippon Information Development Co. Ltd.	12,600	186,267
	Nippon Kodoshi Corp.	41,900	739,447
	Nippon Signal Co. Ltd.	210,565	1,721,733
	Nissha Co. Ltd.	155,100	1,347,524
#	NPC, Inc.	51,900	241,298
	NSD Co. Ltd.	464,660	9,927,746
	NSW, Inc.	41,700	671,777

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Ohara, Inc.	27,400	$202,141
	Oki Electric Industry Co. Ltd.	198,164	2,367,535
	Optex Group Co. Ltd.	156,300	2,359,514
*	Optim Corp.	12,500	45,303
	Optorun Co. Ltd.	109,999	1,211,139
#	Oro Co. Ltd.	30,400	463,847
#	Osaki Electric Co. Ltd.	143,540	1,163,291
	Oval Corp.	30,100	128,270
*	Oxide Corp.	3,300	36,649
#*	PKSHA Technology, Inc.	54,800	1,586,069
#*	Plaid, Inc.	47,100	300,301
#	Plus Alpha Consulting Co. Ltd.	94,800	1,453,296
#*	Pluszero, Inc.	8,300	195,988
	Pole To Win Holdings, Inc.	3,497	7,494
#	Pro-Ship, Inc.	89,800	869,013
	Rakus Co. Ltd.	720,000	5,812,417
	Restar Corp.	92,100	1,540,810
	Riken Keiki Co. Ltd.	158,800	3,616,826
	Riso Kagaku Corp.	29,200	221,342
	Rorze Corp.	335,603	4,673,403
	RS Technologies Co. Ltd.	10,300	256,774
	RYODEN Corp.	89,200	1,848,024
	Ryoyo Ryosan Holdings, Inc.	92,103	1,774,745
	Ryoyu Systems Co. Ltd.	10,400	276,530
#	Sakura Internet, Inc.	14,900	332,456
#	Samco, Inc.	14,300	383,697
*	Sanken Electric Co. Ltd.	100,899	4,849,583
*	Sansan, Inc.	208,200	2,455,951
	Sanshin Electronics Co. Ltd.	66,400	1,258,874
#	Santec Holdings Corp.	20,400	1,204,360
#	Satori Electric Co. Ltd.	67,380	838,386
	SAXA, Inc.	23,800	830,641
	Segue Group Co. Ltd.	45,500	189,552
	SEMITEC Corp.	31,000	476,223
#	SERAKU Co. Ltd.	2,500	24,080
	Shibaura Mechatronics Corp.	63,900	7,526,705
#*	SHIFT, Inc.	856,700	5,905,301
	Shindengen Electric Manufacturing Co. Ltd.	14,600	331,562
#	Shinko Shoji Co. Ltd.	171,700	1,133,856
	Siix Corp.	174,400	1,564,133
*	Simplex Holdings, Inc.	147,600	4,115,631
#	SK-Electronics Co. Ltd.	40,400	779,667

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Smaregi, Inc.	19,500	$359,582
#	SMK Corp.	9,549	140,325
#	Socionext, Inc.	538,600	12,120,949
	Softcreate Holdings Corp.	95,000	1,314,205
#	Soliton Systems KK	42,100	468,075
	SRA Holdings	69,900	2,264,781
	Startia Holdings, Inc.	26,700	477,844
	Sukegawa Electric Co. Ltd.	5,900	288,839
	SUMCO Corp.	1,460,730	14,886,033
	Sumida Corp.	136,101	988,921
#	Sun-Wa Technos Corp.	50,200	871,870
#	Suzuden Corp.	11,500	124,931
	Suzuki Co. Ltd.	58,777	821,400
	System D, Inc.	1,100	13,901
	System Research Co. Ltd.	61,300	807,894
	System Support Holdings, Inc.	34,000	670,571
#	Systems Engineering Consultants Co. Ltd.	27,200	455,545
	Systena Corp.	1,354,500	4,661,331
#	Tachibana Eletech Co. Ltd.	99,760	1,832,591
	Taiyo Yuden Co. Ltd.	542,801	15,416,525
#	TAKEBISHI Corp.	31,200	413,653
	Tamura Corp.	227,401	779,359
#	Tazmo Co. Ltd.	21,600	332,688
	TDC Soft, Inc.	186,800	1,633,001
	TechMatrix Corp.	233,900	3,308,007
#	Teikoku Tsushin Kogyo Co. Ltd.	25,800	413,449
#	Tera Probe, Inc.	16,003	607,091
#	Toho System Science Co. Ltd.	4,050	29,571
	Tokyo Electron Device Ltd.	103,700	2,026,094
	Tokyo Seimitsu Co. Ltd.	190,216	13,085,622
	Tomen Devices Corp.	15,400	940,940
#	Torex Semiconductor Ltd.	33,700	347,314
	Toshiba TEC Corp.	117,509	2,371,844
#	Toyo Corp.	96,700	1,043,588
	Toyokumo, Inc.	7,100	134,519
#	Tri Chemical Laboratories, Inc.	91,700	1,770,015
	Tsuzuki Denki Co. Ltd.	47,900	981,052
#	Ubicom Holdings, Inc.	13,100	97,383
	Uchida Yoko Co. Ltd.	46,400	3,128,228
#	ULS Group, Inc.	122,000	586,389
	Ulvac, Inc.	188,899	8,568,333
	User Local, Inc.	24,700	313,894

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	V Technology Co. Ltd.	42,500	$954,813
*	VRAIN Solution, Inc.	9,500	178,482
	Wacom Co. Ltd.	325,900	1,768,923
*	WingArc1st, Inc.	73,200	1,594,519
#	YAC Holdings Co. Ltd.	35,376	206,022
#	Yamaichi Electronics Co. Ltd.	128,800	3,815,811
#	Yappli, Inc.	19,900	125,583
#	Yashima Denki Co. Ltd.	119,500	2,012,738
	Yokowo Co. Ltd.	72,300	925,983

TOTAL INFORMATION TECHNOLOGY			460,933,689

MATERIALS — (12.2%)
	Achilles Corp.	33,900	275,842
	ADEKA Corp.	480,800	10,893,862
	Aica Kogyo Co. Ltd.	164,400	3,871,490
#	Aichi Steel Corp.	184,660	3,179,259
#	Arakawa Chemical Industries Ltd.	46,800	337,716
#	Araya Industrial Co. Ltd.	15,800	504,959
	ARE Holdings, Inc.	436,500	6,931,060
	Artience Co. Ltd.	181,100	3,691,012
	Asahi Printing Co. Ltd.	12,100	68,530
#	Asahi Yukizai Corp.	84,300	2,627,188
	Asia Pile Holdings Corp.	166,430	1,310,859
	C Uyemura & Co. Ltd.	63,900	5,197,402
#	Carlit Co. Ltd.	103,913	1,030,534
#	Chubu Steel Plate Co. Ltd.	69,900	897,461
	Chuetsu Pulp & Paper Co. Ltd.	17,600	189,900
	Chugoku Marine Paints Ltd.	183,100	4,894,718
#	CK-San-Etsu Co. Ltd.	12,200	316,022
	Dai Nippon Toryo Co. Ltd.	99,800	820,802
	Daicel Corp.	406,273	3,495,612
	Daido Steel Co. Ltd.	539,800	5,107,529
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	55,800	473,409
#	Daiki Aluminium Industry Co. Ltd.	152,500	1,112,776
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	60,700	1,495,268
	Daio Paper Corp.	174,600	920,268
	Denka Co. Ltd.	277,558	4,028,303
	DIC Corp.	344,700	8,110,114

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	DKS Co. Ltd.	35,615	$1,518,321
	Dowa Holdings Co. Ltd.	275,400	9,985,791
	Dynapac Co. Ltd.	4,000	63,068
	FP Corp.	147,097	2,390,356
	Fuji Seal International, Inc.	179,028	3,147,772
	Fujikura Kasei Co. Ltd.	63,800	255,147
	Fujimi, Inc.	184,399	2,883,671
	Fuso Chemical Co. Ltd.	109,200	3,620,252
	Godo Steel Ltd.	49,500	1,173,653
#	Gun-Ei Chemical Industry Co. Ltd.	11,900	256,938
#	Hakudo Co. Ltd.	24,200	348,024
	Harima Chemicals Group, Inc.	33,200	193,823
#	Hodogaya Chemical Co. Ltd.	33,019	390,589
#	Hokkan Holdings Ltd.	48,360	675,094
	Hokko Chemical Industry Co. Ltd.	111,000	1,167,435
#	Hokuetsu Corp.	677,999	3,595,643
#	Ise Chemicals Corp.	9,300	1,898,377
#	Ishihara Chemical Co. Ltd.	56,200	793,585
	Ishihara Sangyo Kaisha Ltd.	157,550	2,424,462
#	Japan Pure Chemical Co. Ltd.	500	9,980
	JCU Corp.	123,200	3,633,666
	JSP Corp.	64,826	793,035
	Kaneka Corp.	163,000	4,497,102
	Kansai Paint Co. Ltd.	468,403	7,518,056
	Kanto Denka Kogyo Co. Ltd.	181,500	1,224,623
#	KeePer Technical Laboratory Co. Ltd.	74,700	1,779,446
	KEIWA, Inc.	28,339	212,080
	KH Neochem Co. Ltd.	88,442	1,581,602
#	Koatsu Gas Kogyo Co. Ltd.	158,793	1,058,371
#	Kohsoku Corp.	49,700	920,932
	Konishi Co. Ltd.	324,700	2,598,882
#	Konoshima Chemical Co. Ltd.	24,212	232,083
	Krosaki Harima Corp.	97,100	2,603,938
#	Kumiai Chemical Industry Co. Ltd.	330,987	1,464,242
#	Kureha Corp.	255,450	6,106,778
#	Kurimoto Ltd.	295,000	3,312,326
	Kuriyama Holdings Corp.	79,300	853,709

		Shares	Value»
MATERIALS — (Continued)
	Kyoei Steel Ltd.	75,500	$1,123,992
	Kyowa Leather Cloth Co. Ltd.	32,300	182,706
	Lintec Corp.	207,500	5,273,455
	Maeda Kosen Co. Ltd.	223,700	2,794,780
	Maruichi Steel Tube Ltd.	777,000	6,569,764
#	MEC Co. Ltd.	57,500	1,696,250
#	Mipox Corp.	900	2,797
	Mitani Sekisan Co. Ltd.	66,000	3,225,063
	Mitsubishi Materials Corp.	653,100	12,574,678
#	Mitsubishi Paper Mills Ltd.	125,800	497,755
	Mitsubishi Steel Manufacturing Co. Ltd.	28,984	352,354
	Mitsui Kinzoku Co. Ltd.	291,500	29,691,461
#	Moriroku Co. Ltd.	25,100	381,809
	Mory Industries, Inc.	136,500	849,809
	Muto Seiko Co.	14,900	162,665
#	Nakayama Steel Works Ltd.	84,200	336,488
	Nasu Denki Tekko Co. Ltd.	3,000	306,128
	Neturen Co. Ltd.	137,300	1,061,327
#	Nicca Chemical Co. Ltd.	24,500	230,435
	Nihon Kagaku Sangyo Co. Ltd.	79,800	1,156,976
	Nihon Nohyaku Co. Ltd.	143,600	803,574
	Nihon Parkerizing Co. Ltd.	490,600	4,261,190
#	Nihon Seiko Co. Ltd.	1,500	118,954
	Nihon Yamamura Glass Co. Ltd.	33,500	578,936
	Nippon Carbide Industries Co., Inc.	8,700	119,762
	Nippon Chemical Industrial Co. Ltd.	29,400	533,629
#	Nippon Concrete Industries Co. Ltd.	97,917	204,981
#	Nippon Denko Co. Ltd.	246,914	538,931
#	Nippon Fine Chemical Co. Ltd.	78,800	1,269,489
	Nippon Kayaku Co. Ltd.	661,100	6,045,369
	Nippon Light Metal Holdings Co. Ltd.	139,890	2,037,117

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Nippon Paper Industries Co. Ltd.	407,306	$3,047,257
	Nippon Shokubai Co. Ltd.	531,700	6,160,454
	Nippon Soda Co. Ltd.	267,700	5,934,622
#	Nippon Yakin Kogyo Co. Ltd.	59,349	1,644,373
	Nitta Gelatin, Inc.	58,100	373,258
#	Nittetsu Mining Co. Ltd.	326,500	3,576,121
#	Oat Agrio Co. Ltd.	49,200	699,442
	Okamoto Industries, Inc.	68,400	2,238,430
	Okura Industrial Co. Ltd.	34,300	1,104,604
#	Osaka Organic Chemical Industry Ltd.	85,843	2,130,939
#	Osaka Steel Co. Ltd.	76,000	1,278,423
#	Pacific Metals Co. Ltd.	76,984	1,022,558
	Pack Corp.	240,600	1,874,693
#	PILLAR Corp.	105,500	3,322,350
	Rasa Industries Ltd.	40,000	1,303,257
	Rengo Co. Ltd.	671,000	4,086,676
#	Riken Technos Corp.	224,700	2,036,749
	Sakai Chemical Industry Co. Ltd.	75,316	1,389,727
	Sakata INX Corp.	236,800	3,495,587
	Sanyo Chemical Industries Ltd.	39,600	1,077,471
#	Sekisui Kasei Co. Ltd.	31,482	72,251
	Shikoku Kasei Holdings Corp.	219,200	3,902,089
	Shinagawa Refra Co. Ltd.	157,500	1,887,707
	Shin-Etsu Polymer Co. Ltd.	256,400	3,210,896
	SK Kaken Co. Ltd.	15,700	923,624
	Soken Chemical & Engineering Co. Ltd.	81,500	1,260,367
#	Stella Chemifa Corp.	44,400	1,178,571
	Sumitomo Bakelite Co. Ltd.	92,848	3,088,311
	Sumitomo Osaka Cement Co. Ltd.	120,699	3,015,083
#	Sumitomo Seika Chemicals Co. Ltd.	48,700	1,508,473
	T Hasegawa Co. Ltd.	124,300	2,177,798
	Taiheiyo Cement Corp.	222,234	6,029,541
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	13,900	237,758

		Shares	Value»
MATERIALS — (Continued)
	Taiyo Holdings Co. Ltd.	215,900	$11,549,229
	Takasago International Corp.	409,000	3,997,175
	Takemoto Yohki Co. Ltd.	2,600	14,217
#	Taki Chemical Co. Ltd.	19,300	451,473
	Tayca Corp.	60,717	517,443
	Teijin Ltd.	648,888	5,676,814
	Toagosei Co. Ltd.	636,000	6,309,020
	Toho Chemical Industry Co. Ltd.	34,000	173,484
#	Toho Titanium Co. Ltd.	168,500	1,726,977
#*	Toho Zinc Co. Ltd.	33,143	144,487
#	Tokai Carbon Co. Ltd.	1,012,100	6,779,867
	Tokushu Tokai Paper Co. Ltd.	132,474	1,274,633
	Tokuyama Corp.	330,297	8,200,108
#	Tokyo Printing Ink Manufacturing Co. Ltd.	6,300	287,494
	Tokyo Rope Manufacturing Co. Ltd.	32,000	299,590
	Tokyo Steel Manufacturing Co. Ltd.	467,000	4,120,658
#	Tokyo Tekko Co. Ltd.	52,900	1,933,192
	Tomoku Co. Ltd.	65,100	1,390,413
	Topy Industries Ltd.	67,300	1,242,605
#	Toyo Gosei Co. Ltd.	27,500	1,249,995
	Toyobo Co. Ltd.	308,621	2,290,833
	TYK Corp.	108,200	387,799
	UACJ Corp.	756,964	9,774,569
	UBE Corp.	334,300	4,914,550
#	Valqua Ltd.	95,312	2,397,885
	Vertex Corp.	252,588	2,260,241
	Yamau Holdings Co. Ltd.	5,300	85,895
	Yamax Corp.	29,700	388,132
	Yodoko Ltd.	646,500	5,450,770
	Yotai Refractories Co. Ltd.	8,700	100,312
	Yushiro, Inc.	43,600	600,656
	Zacros Corp.	345,200	2,359,224
	Zeon Corp.	641,493	6,582,030

TOTAL MATERIALS			405,168,601

REAL ESTATE — (1.3%)
#	AD Works Group Co. Ltd.	158,000	487,577
	Airport Facilities Co. Ltd.	127,670	853,099
#	Anabuki Kosan, Inc.	11,000	153,603

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	Aoyama Zaisan Networks Co. Ltd.	101,700	$ 1,325,227
	Arealink Co. Ltd.	190,292	1,254,603
	AZOOM Co. Ltd.	21,000	654,156
	B-Lot Co. Ltd.	40,800	461,823
	Cosmos Initia Co. Ltd.	43,300	363,924
#	CREAL, Inc.	35,500	229,759
#	Dear Life Co. Ltd.	142,100	1,018,002
	FaithNetwork Co. Ltd.	9,600	51,522
	Global Link Management KK	17,100	294,909
	Goldcrest Co. Ltd.	77,870	1,688,009
#	Good Com Asset Co. Ltd.	21,200	186,795
#	Grandy House Corp.	98,000	360,058
#	Innovation Holdings Co. Ltd.	3,100	21,764
	Japan Property Management Center Co. Ltd.	29,100	236,536
#	JINUSHI Co. Ltd.	77,900	1,465,647
#	JSB Co. Ltd.	50,800	1,201,611
	Katitas Co. Ltd.	129,100	2,098,781
	Keihanshin Building Co. Ltd.	191,800	2,156,865
	LA Holdings Co. Ltd.	21,300	1,037,548
	Leopalace21 Corp.	947,400	3,869,018
	Loadstar Capital KK	42,300	887,200
#	Mirarth Holdings, Inc.	285,900	704,719
	Mugen Estate Co. Ltd.	54,600	720,824
	Nisshin Group Holdings Co. Ltd.	190,600	744,365
	Relo Group, Inc.	392,356	4,223,655
	Sankyo Frontier Co. Ltd.	38,900	506,206
#	SRE Holdings Corp.	37,200	680,472
	Star Mica Holdings Co. Ltd.	129,371	954,783
	Starts Corp., Inc.	198,400	6,163,067
	Sun Frontier Fudousan Co. Ltd.	162,400	2,405,746
	TOC Co. Ltd.	216,550	1,144,046

		Shares	Value»
REAL ESTATE — (Continued)
	Tosei Corp.	174,700	$3,716,900
	Urbanet Corp. Co. Ltd.	97,700	356,301

TOTAL REAL ESTATE			44,679,120

UTILITIES — (1.5%)
#	Chugoku Electric Power Co., Inc.	1,164,692	6,479,529
#	Hiroshima Gas Co. Ltd.	232,031	547,781
#	Hokkaido Electric Power Co., Inc.	782,100	5,442,965
	Hokkaido Gas Co. Ltd.	419,500	1,843,733
	Hokuriku Electric Power Co.	418,671	2,328,425
#	Hokuriku Gas Co. Ltd.	6,300	146,911
	K&O Energy Group, Inc.	80,600	1,817,015
	Nippon Gas Co. Ltd.	645,700	12,360,980
#	Okinawa Electric Power Co., Inc.	149,805	981,640
#*	RENOVA, Inc.	118,299	633,841
	Saibu Gas Holdings Co. Ltd.	36,000	431,574
	Shikoku Electric Power Co., Inc.	907,800	8,105,173
	Shizuoka Gas Co. Ltd.	250,500	1,831,792
	Toell Co. Ltd.	29,300	152,391
	Toho Gas Co. Ltd.	210,300	6,279,555

TOTAL UTILITIES			49,383,305

TOTAL COMMON STOCKS Cost ($2,196,161,505)			3,290,153,109

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	3,497,717	40,458,089

TOTAL INVESTMENTS — (100.0%) (Cost $2,236,619,594)			$3,330,611,198

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$65,881,607	—	$65,881,607
Consumer Discretionary	—	546,226,051	—	546,226,051
Consumer Staples	—	248,302,193	—	248,302,193
Energy	—	29,367,678	—	29,367,678
Financials	—	312,464,571	—	312,464,571
Health Care	—	111,577,692	—	111,577,692
Industrials	—	1,016,168,602	—	1,016,168,602
Information Technology	—	460,933,689	—	460,933,689
Materials	—	405,168,601	—	405,168,601
Real Estate	—	44,679,120	—	44,679,120
Utilities	—	49,383,305	—	49,383,305
Securities Lending Collateral	—	40,458,089	—	40,458,089

Total Investments in Securities	—	$3,330,611,198	—	$3,330,611,198

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (98.1%)
AUSTRALIA — (63.9%)
#*	29Metals Ltd.	3,264,524	$1,013,413
*	3P Learning Ltd.	93,233	37,405
#	Accent Group Ltd.	2,422,986	2,028,474
*††	ACN Ltd.	1,687	0
#	Acrow Ltd.	1,469,765	1,085,982
#	Adairs Ltd.	1,109,494	1,472,726
	AGL Energy Ltd.	2,224,036	13,472,467
*	AIC Mines Ltd.	244,503	76,703
*	AI-Media Technologies Ltd.	200,841	116,671
#*	Ainsworth Game Technology Ltd.	570,292	380,772
#*	Alkane Resources Ltd.	4,169,179	2,734,618
#	Alliance Aviation Services Ltd.	296,653	491,073
*	Alpha HPA Ltd.	67,812	35,003
#*	AMA Group Ltd.	23,382,945	1,405,592
	Amotiv Ltd.	767,059	4,468,191
	AMP Ltd.	15,419,283	17,989,676
*	Amplitude Energy Ltd.	18,584,884	2,918,823
	Ansell Ltd.	794,036	18,969,669
#*	Anson Resources Ltd.	569,514	30,874
#*	Antipa Minerals Ltd.	412,449	155,052
#*	Appen Ltd.	479,690	242,056
	Arafura Rare Earths Ltd.	2,599,360	484,717
#*	Arafura Rare Earths Ltd. (ARU AU)	14,051,158	2,615,443
#	ARB Corp. Ltd.	531,787	12,500,789
#	ARN Media Ltd.	696,232	240,610
#*	Aroa Biosurgery Ltd.	259,971	131,615
	AUB Group Ltd.	681,147	16,453,402
#*	Audinate Group Ltd.	200,675	645,657
#*	Aura Energy Ltd.	254,270	35,678
*	Aurelia Metals Ltd.	8,505,115	1,363,110
	Aurizon Holdings Ltd.	2,960,457	6,641,763
*	Ausgold Ltd.	186,459	94,856
	Aussie Broadband Ltd.	1,467,342	5,708,626
*	Austal Ltd.	2,396,743	10,627,515
#	Austin Engineering Ltd.	927,055	160,518
#*	Australian Agricultural Co. Ltd.	925,060	865,752
#	Australian Clinical Labs Ltd.	1,251,783	2,126,688
#	Australian Ethical Investment Ltd.	486,690	2,224,800

		Shares	Value»
AUSTRALIA — (Continued)
	Australian Finance Group Ltd.	1,204,952	$1,876,116
#*	Australian Strategic Materials Ltd.	441,208	291,938
*	Australian Vanadium Ltd.	16,823,179	120,707
#	Autosports Group Ltd.	32,126	86,567
††	AVZ Minerals Ltd.	263,719	27,651
*	Baby Bunting Group Ltd.	614,886	1,101,034
#	Bank of Queensland Ltd.	3,431,111	15,395,065
	Bapcor Ltd.	1,562,886	2,581,541
*	BCI Minerals Ltd.	5,681,731	1,431,783
	Beach Energy Ltd.	9,447,642	7,676,554
#	Beacon Lighting Group Ltd.	530,275	969,094
*	Beacon Minerals Ltd.	91,602	150,068
	Bega Cheese Ltd.	1,663,461	5,773,476
#	Bell Financial Group Ltd.	732,651	606,301
*	Bellevue Gold Ltd.	8,430,579	6,464,548
*	Berkeley Energia Ltd.	37,692	13,923
*	Betmakers Technology Group Ltd.	223,808	23,442
#	Bisalloy Steel Group Ltd.	12,744	41,377
#*	Black Cat Syndicate Ltd. (BC8 AU)	1,711,680	1,133,543
#*	Boss Energy Ltd.	1,892,064	2,455,548
#	Bravura Solutions Ltd.	2,314,208	4,355,631
#	Breville Group Ltd.	577,014	11,195,954
*	Brightstar Resources Ltd.	223,729	66,387
#*	Bubs Australia Ltd.	244,561	24,751
	Capral Ltd.	78,536	580,074
*	Capricorn Metals Ltd.	2,384,336	20,076,480
#*	Carnarvon Energy Ltd.	8,458,207	530,891
#	Cash Converters International Ltd.	2,134,992	440,286
*	Catalyst Metals Ltd.	135,323	598,566
*	Catapult Sports Ltd.	530,693	2,329,985
#	Cedar Woods Properties Ltd.	365,108	2,158,129
*	Centrebet International Ltd.	81,336	0
#*	Cettire Ltd.	726,755	327,441
#*	Chalice Mining Ltd.	844,900	1,110,850
	Challenger Ltd.	1,395,658	8,495,294
#	Champion Iron Ltd.	2,273,372	8,221,622

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Chrysos Corp. Ltd.	234,895	$1,237,905
#	Civmec Australia Ltd.	194,000	171,123
	Cleanaway Waste Management Ltd.	1,729,403	2,882,980
#*	ClearView Wealth Ltd.	224,865	87,511
#	Clinuvel Pharmaceuticals Ltd.	134,861	1,013,558
#	Clover Corp. Ltd.	332,762	147,264
#*	Coast Entertainment Holdings Ltd.	1,684,663	496,411
#	Cobram Estate Olives Ltd.	159,843	355,176
	Codan Ltd.	695,720	16,475,324
#	COG Financial Services Ltd.	12,471	18,948
#	Cogstate Ltd.	285,806	514,663
	Collins Foods Ltd.	693,605	4,851,230
*	Comet Ridge Ltd.	3,573,657	304,725
#*	Core Lithium Ltd.	1,322,838	108,001
#Ω	Coronado Global Resources, Inc., CDI	3,016,298	718,194
#	Corporate Travel Management Ltd.	709,260	7,457,585
	Credit Corp. Group Ltd.	400,424	3,756,470
	Dalrymple Bay Infrastructure Ltd.	1,761,604	5,106,942
	Data#3 Ltd.	905,547	5,214,499
#*	Deep Yellow Ltd.	5,694,023	6,673,226
	Deterra Royalties Ltd.	36,576	97,512
#*	Develop Global Ltd.	634,137	1,472,381
	Dicker Data Ltd.	555,294	3,716,978
#	Domino’s Pizza Enterprises Ltd.	156,345	1,872,311
	Downer EDI Ltd.	3,858,487	19,489,301
*	Dreadnought Resources Ltd.	6,016,513	121,637
*	DUG Technology Ltd.	90,385	129,358
#	Duratec Ltd.	375,639	523,290
	Dyno Nobel Ltd.	8,002,785	16,840,852
#	Eagers Automotive Ltd.	767,944	17,089,321
#*	Ecograf Ltd.	449,670	145,397
*††	Elanor Investor Group	55,544	5,597
#	Elders Ltd.	1,279,561	5,934,590
*	Electro Optic Systems Holdings Ltd.	89,975	364,954
*	Emeco Holdings Ltd.	1,760,688	1,381,057
*	Emerald Resources NL	3,251,312	10,097,000
#*	EML Payments Ltd.	1,020,916	644,428

		Shares	Value»
AUSTRALIA — (Continued)
#	Endeavour Group Ltd.	162,551	$388,896
	Energy One Ltd.	11,520	144,009
#	Enero Group Ltd.	285,913	126,934
#	EQT Holdings Ltd.	139,031	2,281,622
	Eureka Group Holdings Ltd. (EGH AU)	233,711	80,949
	Euroz Hartleys Group Ltd.	110,085	72,744
	EVT Ltd.	494,091	4,668,482
	Experience Co. Ltd.	102,579	10,040
#	Fenix Resources Ltd.	2,407,578	826,916
	Fiducian Group Ltd.	4,647	36,906
#	Finbar Group Ltd.	260,713	147,558
*	Findi Ltd.	32,861	40,220
††	Firefinch Ltd.	1,569,275	38,504
#*	FireFly Metals Ltd.	698,444	868,896
*	FleetPartners Group Ltd.	1,402,911	2,680,087
#	Fleetwood Ltd.	387,468	747,708
#	Flight Centre Travel Group Ltd.	717,133	5,769,024
#*	Frontier Digital Ventures Ltd.	160,232	50,925
	G8 Education Ltd.	4,419,606	2,326,125
#*	Galan Lithium Ltd.	841,002	85,173
*	Gateway Mining Ltd.	122,828	7,064
#	Generation Development Group Ltd.	913,997	4,277,694
*	Genesis Minerals Ltd.	4,218,121	16,048,249
	GenusPlus Group Ltd.	136,734	621,614
#	GR Engineering Services Ltd.	459,321	1,099,839
	GrainCorp Ltd., Class A	1,384,143	8,005,923
#	Grange Resources Ltd.	1,451,369	256,404
	GWA Group Ltd.	1,200,408	1,939,453
#	Hansen Technologies Ltd.	1,035,882	3,778,818
	Healius Ltd.	1,787,898	1,040,635
	Helia Group Ltd.	1,865,902	6,580,991
#	Helloworld Travel Ltd.	56,179	69,793
*	Highfield Resources Ltd.	88,200	3,287
#	Horizon Oil Ltd.	3,251,557	436,330
#*	Hot Chili Ltd.	161,431	103,352
#	Humm Group Ltd.	1,917,461	758,025
#	IDP Education Ltd.	1,355,422	4,968,531
*	IGO Ltd.	2,952,561	10,352,885
	Iluka Resources Ltd.	2,070,814	9,362,497

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Imdex Ltd.	3,410,700	$7,667,524
#*	Immutep Ltd. (IMM AU)	5,216,717	954,682
	Infomedia Ltd.	1,691,553	1,863,874
	Inghams Group Ltd.	2,717,345	4,300,982
*	Insignia Financial Ltd.	3,198,090	9,479,048
#	Integral Diagnostics Ltd.	1,498,180	2,533,640
*	Investigator Resources Ltd.	918,733	30,629
#*	Invictus Energy Ltd.	525,574	58,538
#*	ioneer Ltd.	7,840,181	947,736
*	Ionic Rare Earths Ltd.	934,713	10,429
#	IPD Group Ltd.	171,621	413,229
#	IPH Ltd.	929,612	2,241,477
	IRESS Ltd.	941,727	5,452,874
	IVE Group Ltd.	592,683	1,080,602
*	Judo Capital Holdings Ltd.	3,740,593	4,128,989
#	Jumbo Interactive Ltd.	208,843	1,602,648
	Jupiter Mines Ltd.	7,892,603	1,341,946
#	Karoon Energy Ltd.	4,207,588	4,428,436
#*	Kelly Partners Group Holdings Ltd.	5,476	34,199
#	Kelsian Group Ltd.	776,208	2,471,256
*	Kingston Resources Ltd.	123,910	9,725
#	Kogan.com Ltd.	273,057	567,813
#	L1 Group Ltd.	461,809	341,189
	Lendlease Corp. Ltd.	3,907,072	14,168,521
*††	Leo Lithium Ltd.	726,998	0
	Liberty Financial Group Ltd.	4,470	12,059
#	Lifestyle Communities Ltd.	318,099	1,076,569
#	Lindsay Australia Ltd.	683,377	270,283
*	Lotus Resources Ltd.	2,496,899	317,646
	Lovisa Holdings Ltd.	404,882	9,578,921
#	Lycopodium Ltd.	129,244	1,064,459
#	MA Financial Group Ltd.	643,693	4,050,916
#	Maas Group Holdings Ltd.	334,893	1,039,078
#	Macmahon Holdings Ltd.	6,959,659	2,137,126
*	Macquarie Technology Group Ltd.	81,819	3,539,256
#	Mader Group Ltd.	101,553	589,573
	Magellan Financial Group Ltd.	1,038,801	6,529,256
*††	Mallee Resources Ltd.	49,485	0
	Maxiparts Ltd.	105,244	168,657

		Shares	Value»
AUSTRALIA — (Continued)
*	Mayne Pharma Group Ltd.	298,689	$829,650
	McMillan Shakespeare Ltd.	342,202	3,851,673
*	Megaport Ltd.	879,583	9,447,876
*	Melbana Energy Ltd.	786,335	7,710
#*	Mesoblast Ltd. (MSB AU)	3,810,861	6,228,100
#*	Metals X Ltd.	4,908,455	2,708,180
	Metcash Ltd.	6,428,419	16,012,698
#*	Metro Mining Ltd.	3,007,921	143,446
*	Michael Hill International Ltd. (MHJ AU)	32,450	7,219
#*	Michael Hill International Ltd. (MHJ NZ)	1,088,653	249,360
	Monadelphous Group Ltd.	563,042	8,557,811
#	Monash IVF Group Ltd.	1,834,274	828,922
*	Morning Star Gold NL	332,749	0
	MotorCycle Holdings Ltd.	9,722	23,958
*	Mount Gibson Iron Ltd.	2,762,130	650,379
#	Myer Holdings Ltd.	7,687,620	1,984,379
	MyState Ltd.	921,036	2,679,207
*	Nanosonics Ltd.	857,464	2,567,920
	Navigator Global Investments Ltd.	1,790,014	2,914,757
#*	Neuren Pharmaceuticals Ltd.	370,798	5,263,471
#	New Hope Corp. Ltd.	3,054,385	8,289,578
	nib holdings Ltd.	2,780,021	13,701,588
#	Nick Scali Ltd.	480,421	7,980,664
#	Nickel Industries Ltd.	7,670,465	3,705,148
	Nine Entertainment Co. Holdings Ltd.	6,220,589	4,719,777
#*	Novonix Ltd.	164,811	61,798
	NRW Holdings Ltd.	2,836,956	8,988,678
*	Nufarm Ltd.	1,867,861	2,540,203
#*	Nuix Ltd.	994,461	1,587,540
	Objective Corp. Ltd.	133,508	1,611,931
#*	OFX Group Ltd.	1,222,746	492,909
	OM Holdings Ltd.	37,137	6,192
#*	Omni Bridgeway Ltd.	1,522,125	1,587,147
	oOh!media Ltd.	2,136,843	1,921,000
#*	Ora Banda Mining Ltd.	4,953,550	3,898,910
	Orora Ltd.	7,493,885	9,857,589
	Pacific Current Group Ltd.	197,525	1,328,597

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Paladin Energy Ltd.	2,173,021	$13,631,809
*	Pantoro Gold Ltd.	1,559,835	5,209,409
*	Paradigm Biopharmaceuticals Ltd.	105,898	29,418
#*	Paragon Care Ltd.	1,641,276	343,801
	Peet Ltd.	1,417,045	1,772,353
#*	Peninsula Energy Ltd.	1,072,373	413,270
#*	PeopleIN Ltd.	111,660	61,686
#	Pepper Money Ltd.	482,716	704,204
	Perenti Ltd.	4,932,735	8,736,608
	Perpetual Ltd.	436,802	5,478,842
	Perseus Mining Ltd.	5,620,140	17,838,148
#	Peter Warren Automotive Holdings Ltd.	406,016	495,392
*	PEXA Group Ltd.	806,634	7,986,721
*	PPK Mining Equipment Group Pty. Ltd.	22,761	0
	Praemium Ltd.	1,857,486	1,109,197
	Premier Investments Ltd.	455,217	5,299,085
#	Propel Funeral Partners Ltd.	271,223	889,774
#*	Province Resources Ltd.	889,179	7,563
#	PWR Holdings Ltd.	528,344	2,938,292
*	QPM Energy Ltd.	675,701	19,024
	Ramelius Resources Ltd.	6,530,442	14,127,883
#*	ReadyTech Holdings Ltd.	271,579	389,112
#	Regal Partners Ltd.	40,660	77,568
	Regis Healthcare Ltd.	941,166	4,561,567
	Regis Resources Ltd.	4,485,238	18,829,045
	Reliance Worldwide Corp. Ltd.	4,486,285	12,164,683
*	Renascor Resources Ltd.	411,869	22,905
#	Resimac Group Ltd.	59,453	44,104
*	Resolute Mining Ltd.	12,851,604	7,998,816
#*	Retail Food Group Ltd.	212,320	203,700
#	Ricegrowers Ltd.	7,954	89,173
#	Ridley Corp. Ltd.	1,773,927	3,436,180
*	RPMGlobal Holdings Ltd.	1,159,561	3,691,728
*	Sandfire Resources Ltd.	1,516,599	16,063,073
*	Saturn Metals Ltd.	67,645	22,118
*	Select Harvests Ltd.	556,734	1,415,134
#	Servcorp Ltd.	287,787	1,389,501
	Service Stream Ltd.	3,709,486	5,503,217

		Shares	Value»
AUSTRALIA — (Continued)
#*	Seven West Media Ltd.	205,325	$18,476
	Shape Australia Pty. Ltd.	16,579	62,735
	Shaver Shop Group Ltd.	566,769	523,143
*	Sheffield Resources Ltd.	159,251	10,308
	Shriro Holdings Ltd.	19,558	9,774
#*	Silver Mines Ltd.	5,184,038	575,245
#	Sims Ltd. (SGM AU)	1,029,350	10,738,058
*	SiteMinder Ltd.	242,932	1,127,689
	SKS Technologies Group Ltd.	64,279	159,693
*	Smart Parking Ltd.	158,737	130,778
#	SmartGroup Corp. Ltd.	685,361	3,663,780
#	Solvar Ltd.	945,012	966,560
	Southern Cross Electrical Engineering Ltd.	1,482,590	2,383,445
#	Southern Cross Media Group Ltd.	978,868	540,644
*††	SpeedCast International Ltd.	1,497,915	0
#	SRG Global Ltd.	3,337,113	6,000,736
#*	St Barbara Ltd.	7,006,123	2,357,817
	Stanmore Resources Ltd.	1,571,810	2,209,065
#	Step One Clothing Ltd.	74,766	23,995
*	Strickland Metals Ltd.	231,568	28,763
#*	Strike Energy Ltd.	2,861,554	205,578
	Super Retail Group Ltd.	966,039	10,096,409
*	Superloop Ltd.	3,013,346	6,147,776
#	Supply Network Ltd.	20,361	469,571
#*	Syrah Resources Ltd.	3,490,248	775,851
	Tabcorp Holdings Ltd.	12,363,054	8,590,972
#*	Telix Pharmaceuticals Ltd.	350,736	3,711,362
*	Temple & Webster Group Ltd.	129,415	2,011,334
	Ten Sixty Four Ltd.	1,044,721	75,192
#	Treasury Wine Estates Ltd.	2,448,514	9,590,578
	Tribune Resources Ltd.	18,468	80,309
*	Tuas Ltd.	1,218,716	5,609,188
#*	Tyro Payments Ltd.	1,400,667	1,016,527
#	Universal Store Holdings Ltd.	19,109	110,845
*	Vault Minerals Ltd.	18,321,214	8,710,144

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Ventia Services Group Pty. Ltd.	4,810,257	$18,017,114
#Ω	Viva Energy Group Ltd.	4,303,853	5,166,062
*	Viva Leisure Ltd.	84,404	93,056
#*	Vulcan Energy Resources Ltd.	88,200	387,966
#	Vulcan Steel Ltd.	162,808	771,744
*	Vysarn Ltd.	566,469	238,781
	Wagners Holding Co. Ltd.	137,096	242,009
*††	Walkabout Resources Ltd.	1,129,282	0
#	Washington H Soul Pattinson & Co. Ltd.	410,800	10,093,878
*	WEB Travel Group Ltd.	2,208,842	6,026,347
#*	Webjet Group Ltd.	2,089,682	1,147,751
#*	West African Resources Ltd.	6,987,249	5,771,121
	Westgold Resources Ltd.	5,288,770	18,329,837
	Whitehaven Coal Ltd.	3,644,576	17,129,875
*	Wildcat Resources Ltd.	28,702	4,219
	XRF Scientific Ltd.	321,689	439,234
*	Zip Co. Ltd.	7,218,788	18,139,482

TOTAL AUSTRALIA			1,056,864,866

CHINA — (0.0%)
*	Neo-Neon Holdings Ltd.	1,453,500	68,166
*	Tongda Group Holdings Ltd.	103,200	61,176

TOTAL CHINA			129,342

HONG KONG — (19.3%)
	Aeon Credit Service Asia Co. Ltd.	638,248	621,973
*	Allied Group Ltd.	2,842,000	878,831
	Analogue Holdings Ltd.	842,000	97,378
	APAC Resources Ltd.	2,877,284	715,571
#*	Apollo Future Mobility Group Ltd.	43,599	3,873
	Asia Financial Holdings Ltd.	1,626,908	920,659
*	Asia Standard International Group Ltd.	10,846,917	418,519
	ASMPT Ltd.	1,639,200	17,253,868

		Shares	Value»
HONG KONG — (Continued)
	Associated International Hotels Ltd.	598,000	$411,245
	Bank of East Asia Ltd.	4,560,788	7,852,744
	Best Mart 360 Holdings Ltd.	1,180,000	315,778
#*	Bright Smart Securities & Commodities Group Ltd.	4,590,000	5,748,655
	Build King Holdings Ltd.	630,000	124,054
#	Cafe de Coral Holdings Ltd.	1,662,000	1,342,520
	Chen Hsong Holdings	1,260,000	292,048
	Cheuk Nang Holdings Ltd.	578,714	103,740
	Chevalier International Holdings Ltd.	516,989	256,607
*	Chi Kan Holdings Ltd.	84,000	26,151
*	China Energy Development Holdings Ltd.	45,426,000	199,118
	China Motor Bus Co. Ltd.	72,200	545,842
*	China Star Entertainment Ltd.	8,110,000	2,265,582
	Chinese Estates Holdings Ltd.	1,443,500	242,867
	Chow Sang Sang Holdings International Ltd.	1,849,000	3,308,553
*	Chuang’s Consortium International Ltd.	6,259,043	269,326
	CITIC Telecom International Holdings Ltd.	8,787,125	2,793,599
*	CK Life Sciences International Holdings, Inc.	14,716,000	1,703,617
#	C-Mer Medical Holdings Ltd.	2,424,000	567,959
	CN Logistics International Holdings Ltd.	33,000	14,296
*	CNT Group Ltd.	37,264	1,050
#††	Convoy, Inc.	32,922,000	132,611
#*	Cowell e Holdings, Inc.	1,329,000	5,279,702
Ω	Crystal International Group Ltd.	3,572,000	3,130,942
*	CSC Holdings Ltd.	37,641,250	164,559

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	CSI Properties Ltd.	53,122,934	$1,229,241
	CTF Services Ltd.	5,021,000	5,425,460
*††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	2,291,916	3,244,368
	Dah Sing Financial Holdings Ltd.	1,000,944	4,628,197
#*	Deep Source Holdings Ltd.	26,960,000	2,637,726
	Dickson Concepts International Ltd.	810,000	547,761
#*	DL Holdings Group Ltd.	1,648,000	535,643
	Dream International Ltd.	686,000	860,292
	Dynamic Holdings Ltd.	98,000	153,637
	Eagle Nice International Holdings Ltd.	844,000	393,492
#	EC Healthcare	921,097	75,826
††	EcoGreen International Group Ltd.	1,994,640	91,459
*	Emperor Capital Group Ltd.	5,010,000	65,670
	Emperor Watch & Jewellery Ltd.	16,050,000	588,456
*	ENM Holdings Ltd.	12,820,000	486,685
*	Esprit Holdings Ltd.	727,532	120,972
	Fairwood Holdings Ltd.	351,458	232,015
	Far East Consortium International Ltd.	6,699,629	655,433
	First Pacific Co. Ltd.	11,802,000	9,529,052
*	First Shanghai Investments Ltd.	1,016,000	38,581
#*Ω	FIT Hon Teng Ltd.	8,004,000	5,988,143
	Four Seas Mercantile Holdings Ltd.	610,000	204,122
*Ω	Frontage Holdings Corp.	826,000	127,027
	FSE Lifestyle Services Ltd.	541,000	402,456
	Get Nice Holdings Ltd.	487,720	186,896
	Giordano International Ltd.	4,932,000	938,672
	Glorious Sun Enterprises Ltd.	2,100,000	359,651
#*††	Gold Financial Holdings Ltd.	9,580,000	0

		Shares	Value»
HONG KONG — (Continued)
	Gold Peak Technology Group Ltd.	3,029,642	$281,056
	Golden Resources Development International Ltd.	2,562,500	115,477
*	GR Life Style Co. Ltd.	2,568,000	653,830
	Great Eagle Holdings Ltd.	922,472	1,727,423
	G-Resources Group Ltd.	1,243,810	1,293,402
#	Guoco Group Ltd.	15,000	149,518
#	Guotai Junan International Holdings Ltd.	10,224,797	5,014,557
	Hang Lung Group Ltd.	3,953,000	7,522,129
	Hang Lung Properties Ltd.	9,681,368	10,780,614
*	Hanison Construction Holdings Ltd.	2,139,649	66,747
	Harbour Centre Development Ltd.	820,500	443,250
*	HKR International Ltd.	2,496,969	348,574
	Hong Kong Ferry Holdings Co. Ltd.	1,149,300	712,467
	Hong Kong Technology Venture Co. Ltd.	2,043,784	377,641
#*	Hong Kong Zcloud Technology Construction Ltd.	320,000	152,438
*	Hongkong & Shanghai Hotels Ltd.	2,164,489	1,711,645
*	Hongkong Chinese Ltd.	863,774	35,279
Ω	Honma Golf Ltd.	738,500	316,536
	Hung Hing Printing Group Ltd.	1,964,000	235,196
	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,110,000	856,443
	Hysan Development Co. Ltd.	3,620,000	7,499,755
	IGG, Inc.	3,947,000	1,978,475
Ω	Impro Precision Industries Ltd.	1,109,000	713,826
	International Housewares Retail Co. Ltd.	1,856,000	188,841
*	IPE Group Ltd.	1,295,000	137,049

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Jacobson Pharma Corp. Ltd.	2,942,000	$548,315
	JBM Healthcare Ltd.	390,000	148,280
#	Johnson Electric Holdings Ltd.	1,856,168	8,709,692
	K Wah International Holdings Ltd.	4,300,000	1,222,504
	Karrie International Holdings Ltd.	2,844,000	1,034,962
	Keck Seng Investments Hong Kong Ltd.	856,600	246,848
	Kerry Properties Ltd.	3,002,500	7,567,700
*	Kingkey Financial International Holdings Ltd.	2,600,000	50,071
	KLN Logistics Group Ltd.	1,919,500	1,776,460
	Kowloon Development Co. Ltd.	1,833,301	892,114
*	KuangChi Science Ltd.	190,000	31,498
*	Lai Sun Development Co. Ltd.	2,394,294	202,056
	Lam Soon Hong Kong Ltd.	302,310	449,426
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	3,809,248	250,176
	Liu Chong Hing Investment Ltd.	782,200	440,959
	Luk Fook Holdings International Ltd.	1,868,000	5,972,416
	Man Wah Holdings Ltd.	7,686,800	4,692,664
	Matrix Holdings Ltd.	581,414	37,479
*	MECOM Power & Construction Ltd.	25,999	498
	Melbourne Enterprises Ltd.	39,500	324,224
*	Melco International Development Ltd.	3,367,499	2,023,062
	MGM China Holdings Ltd.	19,600	37,543
*††	MH Development NPV	1,125,499	0
*	Midland Holdings Ltd.	2,649,987	747,788
	Miramar Hotel & Investment	1,129,000	1,418,223
#	Modern Dental Group Ltd.	1,743,000	1,171,575

		Shares	Value»
HONG KONG — (Continued)
*	Modern Innovative Digital Technology Co. Ltd.	1,640,000	$24,395
#*	Mongolian Mining Corp.	2,979,000	4,341,340
	NagaCorp Ltd.	4,875,359	3,269,057
	Nameson Holdings Ltd.	3,188,000	364,933
	Nanyang Holdings Ltd.	87,000	337,275
	National Electronics Holdings	1,342,600	63,451
*	National United Resources Holdings Ltd.	182,800	7,318
#*	New World Development Co. Ltd.	4,941,000	4,573,555
*††	NewOcean Energy Holdings Ltd.	7,246,000	0
#	Nissin Foods Co. Ltd.	1,094,000	945,004
	Orbusneich Medical Group Holdings Ltd.	101,500	58,595
	Oriental Watch Holdings	1,950,536	853,510
*	Oshidori International Holdings Ltd.	18,338,400	1,184,617
#	Pacific Basin Shipping Ltd.	25,823,000	8,552,514
#	Pacific Textiles Holdings Ltd.	5,009,000	934,827
	Paradise Entertainment Ltd.	588,000	58,270
	PAX Global Technology Ltd.	3,205,000	2,195,789
	PC Partner Group Ltd.	1,364,000	1,091,416
	PCCW Ltd.	15,544,545	11,104,547
#*††	Peace Mark Holdings Ltd.	2,479,870	0
#	Perfect Medical Health Management Ltd.	1,972,000	350,182
	Pico Far East Holdings Ltd.	4,100,000	1,383,715
	Playmates Holdings Ltd.	6,446,000	439,708
#	Plover Bay Technologies Ltd.	1,690,000	1,394,075
*	Public Financial Holdings Ltd.	1,696,000	279,770
*††	Pyxis Group Ltd.	1,936,000	0

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#Ω	Regina Miracle International Holdings Ltd.	1,105,000	$289,646
#	Sa Sa International Holdings Ltd.	1,908,000	152,248
	Safety Godown Co. Ltd.	1,200,000	309,067
Ω	Samsonite Group SA	5,441,100	11,377,666
	SAS Dragon Holdings Ltd.	854,368	513,807
#	SEA Holdings Ltd.	1,657,523	274,584
#	Shangri-La Asia Ltd.	5,314,000	3,316,220
*	Shenwan Hongyuan HK Ltd.	1,875,000	397,320
*	Shun Tak Holdings Ltd.	4,729,419	444,860
	Singamas Container Holdings Ltd.	8,058,000	672,975
*	Sinohope Technology Holdings Ltd.	547,500	320,424
#*	SJM Holdings Ltd.	14,597,750	5,312,500
*	Smart Digital Technology Group Ltd.	80,000	25,740
*	Smart Fish Wealthlink Holdings Ltd.	743,400	41,053
	SmarTone Telecommunications Holdings Ltd.	1,338,981	831,750
*	Solomon Systech International Ltd.	8,904,000	571,822
*	Soundwill Holdings Ltd.	408,286	316,588
*	South China Holdings Co. Ltd.	638,503	2,821
*	Starcoin Group Ltd.	1,630,000	50,977
	Stella International Holdings Ltd.	2,970,000	6,314,173
	Sun Hung Kai & Co. Ltd.	3,078,327	1,528,886
#	SUNeVision Holdings Ltd.	3,696,000	2,870,823
	TAI Cheung Holdings Ltd.	1,557,000	637,775
	Tai Sang Land Development Ltd.	696,910	204,231
	Tan Chong International Ltd.	1,176,000	239,456
*	Taung Gold International Ltd.	3,757,000	318,221
*	Television Broadcasts Ltd.	646,100	275,819

		Shares	Value»
HONG KONG — (Continued)
	Texhong International Group Ltd.	848,000	$497,518
	Texwinca Holdings Ltd.	2,464,000	247,487
	Tian Teck Land Ltd.	1,024,000	265,571
	Town Health International Medical Group Ltd.	8,928,115	315,727
	Tradelink Electronic Commerce Ltd.	2,870,000	376,692
#	Transport International Holdings Ltd.	1,159,529	1,596,451
#	Truly International Holdings Ltd.	402,000	58,922
#	United Laboratories International Holdings Ltd.	5,474,000	8,862,636
*	Unity Group Holdings International Ltd.	2,882,000	146,567
*	Universal Technologies Holdings Ltd.	1,730,000	23,863
*††	Untrade.Genting	5,824,000	0
	Value Partners Group Ltd.	5,416,000	1,712,126
	Vedan International Holdings Ltd.	3,576,000	311,867
	Vitasoy International Holdings Ltd.	2,107,000	2,060,699
*	Viva Goods Co. Ltd.	2,624,000	199,215
#*	Vobile Group Ltd.	4,381,000	2,920,360
#	VSTECS Holdings Ltd.	4,029,600	4,989,243
	VTech Holdings Ltd.	846,200	6,901,350
*	Wang On Group Ltd.	17,860,000	66,560
	Wing On Co. International Ltd.	490,000	835,639
	Wing Tai Properties Ltd.	1,405,331	302,420
	Wynn Macau Ltd.	8,216,000	6,986,111
#	Xinyi Glass Holdings Ltd.	9,571,885	11,194,595
	Yee Hop Holdings Ltd.	421,000	179,196
	YesAsia Holdings Ltd.	337,000	216,739
#	Yue Yuen Industrial Holdings Ltd.	3,271,500	5,999,834
#*	Yunfeng Financial Group Ltd.	1,012,000	545,214

TOTAL HONG KONG			320,291,388

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (2.6%)
	AFT Pharmaceuticals Ltd.	34,226	$60,264
	Air New Zealand Ltd.	6,092,606	2,074,446
#	Briscoe Group Ltd.	38,420	118,739
#	Channel Infrastructure NZ Ltd.	1,428,682	2,191,258
	Colonial Motor Co. Ltd.	70,115	321,339
	Delegat Group Ltd.	6,400	15,184
*	Eroad Ltd.	39,322	43,833
*	Fletcher Building Ltd. (FBU NZ)	991,233	1,847,787
	Freightways Group Ltd.	612,546	5,154,339
	Genesis Energy Ltd.	1,347,947	1,935,849
*	Gentrack Group Ltd.	152,301	797,094
#	Hallenstein Glasson Holdings Ltd.	194,394	1,095,825
#	Heartland Group Holdings Ltd.	3,061,313	1,899,320
	Investore Property Ltd.	1,088,095	782,860
*	KMD Brands Ltd.	1,577,776	257,209
#	Napier Port Holdings Ltd.	67,011	132,213
#	NZME Ltd. (NZM AU)	513,703	343,578
#	NZME Ltd. (NZM NZ)	62,826	41,839
#	NZX Ltd.	1,241,430	1,093,608
*	Oceania Healthcare Ltd.	2,377,749	1,074,223
#*	Pacific Edge Ltd.	279,464	30,090
#	PGG Wrightson Ltd.	122,938	160,450
*	Rakon Ltd.	130,325	59,626
	Restaurant Brands New Zealand Ltd.	82,876	239,000
*††	RPNZ Ltd.	274,180	0
*	Ryman Healthcare Ltd.	2,209,511	3,618,272
	Sanford Ltd.	153,463	540,331
	Scales Corp. Ltd.	487,109	1,699,625
#	Scott Technology Ltd.	56,917	100,299
#*	Serko Ltd.	214,319	333,634
	Skellerup Holdings Ltd.	704,383	2,212,818
	SKY Network Television Ltd.	463,769	955,706
#*	SKYCITY Entertainment Group Ltd.	3,512,768	1,465,676
#*	Steel & Tube Holdings Ltd.	326,363	132,549
	Summerset Group Holdings Ltd.	984,584	6,530,139
#	Tourism Holdings Ltd.	558,453	809,245

		Shares	Value»
NEW ZEALAND — (Continued)
#	TOWER Ltd.	937,247	$991,310
#	Turners Automotive Group Ltd.	136,342	570,525
#*	Vista Group International Ltd.	748,149	1,134,045
#*	Warehouse Group Ltd.	160,610	73,971

TOTAL NEW ZEALAND			42,938,118

SINGAPORE — (12.3%)
*††	Abterra Ltd.	230,320	0
#*	AEM Holdings Ltd.	1,372,974	1,998,536
#	Aztech Global Ltd.	1,143,800	593,473
#	Banyan Tree Holdings Ltd.	933,200	451,271
	Bonvests Holdings Ltd.	950,000	720,272
	Boustead Singapore Ltd.	1,400,269	1,922,812
	BRC Asia Ltd.	96,200	311,577
#	Bukit Sembawang Estates Ltd.	608,203	1,958,001
	Bund Center Investment Ltd.	659,825	212,951
	Capitaland India Trust	5,085,421	4,725,132
	Centurion Corp. Ltd.	1,374,900	1,497,454
#	China Aviation Oil Singapore Corp. Ltd.	1,402,999	1,637,608
#	China Sunsine Chemical Holdings Ltd.	1,589,700	896,979
	Chuan Hup Holdings Ltd.	1,861,300	313,778
	City Developments Ltd.	1,872,600	10,401,276
	ComfortDelGro Corp. Ltd.	10,768,000	12,073,835
#*	COSCO Shipping International Singapore Co. Ltd.	6,431,200	597,357
*	Creative Technology Ltd.	38,200	17,295
#	CSE Global Ltd.	2,672,066	1,732,084
#	Delfi Ltd.	1,270,200	790,306
	DFI Retail Group Holdings Ltd.	1,158,300	4,063,933
#*††	Ezion Holdings Ltd.	9,845,878	0
#*††	Ezra Holdings Ltd.	6,266,171	0
	Far East Orchard Ltd.	838,695	798,557
	First Resources Ltd.	2,879,900	4,338,500
	First Sponsor Group Ltd.	484,727	385,284

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Food Empire Holdings Ltd.	885,100	$1,603,794
#	Fraser & Neave Ltd.	446,100	510,294
	Frasers Property Ltd.	114,800	92,519
#	Frencken Group Ltd.	1,732,400	2,192,247
#*	Fu Yu Corp. Ltd.	3,048,000	245,987
*	Gallant Venture Ltd.	4,716,600	271,741
	Geo Energy Resources Ltd.	3,561,700	1,325,163
	Golden Agri-Resources Ltd.	27,895,400	6,001,069
	GuocoLand Ltd.	909,114	1,514,978
	Haw Par Corp. Ltd.	494,100	5,617,797
	Hiap Hoe Ltd.	498,000	204,283
	Ho Bee Land Ltd.	670,700	1,159,008
#	Hong Fok Corp. Ltd.	1,433,994	847,990
	Hong Leong Asia Ltd.	999,800	1,849,738
	Hong Leong Finance Ltd.	1,103,300	2,212,061
	Hotel Grand Central Ltd.	659,454	354,514
#	Hour Glass Ltd.	802,632	1,294,774
#	HRnetgroup Ltd.	678,400	385,419
	Hutchison Port Holdings Trust	21,128,600	4,438,971
#*††	Hyflux Ltd.	3,238,900	0
	iFAST Corp. Ltd.	783,800	5,830,072
	Indofood Agri Resources Ltd.	408,800	116,032
	InnoTek Ltd.	336,600	181,070
	ISDN Holdings Ltd.	734,702	240,064
#*††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	19,278,587	6,813,298
	KSH Holdings Ltd.	60,400	18,784
	LHN Ltd.	304,100	190,581
#	Low Keng Huat Singapore Ltd.	939,200	497,155
#	Mandarin Oriental International Ltd.	1,042,100	3,414,601
#	Marco Polo Marine Ltd.	9,859,000	796,151
*	Mermaid Maritime PCL	620,200	59,606
#	Metro Holdings Ltd.	1,750,192	725,882
	Mewah International, Inc.	89,000	20,561
#	Micro-Mechanics Holdings Ltd.	114,700	156,721
#*††	Midas Holdings Ltd.	8,576,553	0
#	Nanofilm Technologies International Ltd.	588,100	313,524

		Shares	Value»
SINGAPORE — (Continued)
	Netlink NBN Trust	9,918,800	$7,466,991
*	Oceanus Group Ltd.	4,959,300	18,921
	OKP Holdings Ltd.	162,500	120,853
#	Olam Group Ltd.	2,555,900	1,925,885
	OUE Ltd.	1,033,400	1,016,568
*	Oxley Holdings Ltd.	2,438,541	185,122
	Pacific Century Regional Developments Ltd.	179,000	61,199
#	Pan-United Corp. Ltd.	1,058,950	910,382
#	Propnex Ltd.	688,800	1,185,656
#	Q&M Dental Group Singapore Ltd.	1,422,860	584,520
	QAF Ltd.	783,880	539,273
	Raffles Medical Group Ltd.	4,093,032	3,114,462
#*	Rex International Holding Ltd.	3,816,300	490,583
#	Riverstone Holdings Ltd.	2,710,800	1,874,011
#	Samudera Shipping Line Ltd.	1,181,800	880,414
	SATS Ltd.	2,468,600	6,483,024
	SBS Transit Ltd.	328,700	804,936
	Seatrium Ltd.	9,419,800	15,714,457
	Sheng Siong Group Ltd.	3,526,400	6,283,166
	SIA Engineering Co. Ltd.	1,322,800	3,588,406
	Sing Holdings Ltd.	918,900	331,875
#	Sing Investments & Finance Ltd.	543,612	667,914
	Singapore Land Group Ltd.	283,669	671,332
#	Singapore Post Ltd.	5,920,500	1,912,695
	Singapore Shipping Corp. Ltd.	1,642,504	378,199
	Stamford Land Corp. Ltd.	2,153,518	827,571
	StarHub Ltd.	2,866,100	2,553,342
	Straco Corp. Ltd.	130,000	39,474
#	Straits Trading Co. Ltd.	647,294	835,502
*††	Swiber Holdings Ltd.	2,895,250	0
#*	Thomson Medical Group Ltd.	4,287,000	194,107
	Tiong Woon Corp. Holding Ltd.	62,100	38,660
#	Tuan Sing Holdings Ltd.	2,515,118	667,445
	UMS Integration Ltd.	3,118,168	3,541,143
	United Overseas Insurance Ltd.	18,450	110,715

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	UOB-Kay Hian Holdings Ltd.	1,901,971	$3,575,670
	UOL Group Ltd.	1,722,000	10,520,061
	Valuetronics Holdings Ltd.	1,585,350	1,040,823
	Venture Corp. Ltd.	1,291,900	14,784,234
	Vicom Ltd.	507,300	619,514
#	Wee Hur Holdings Ltd.	2,502,900	1,389,594
	Wing Tai Holdings Ltd.	1,408,167	1,547,809
#	Yeo Hiap Seng Ltd.	41,159	19,155

TOTAL SINGAPORE			203,450,383

TOTAL COMMON STOCKS			1,623,674,097

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Black Cat Syndicate Ltd. Warrants 11/14/2025	4,879	2,753
*	Cash Converters International Ltd. Rights 11/17/2025	197,319	0
*	Galan Lithium Ltd. Warrants	130,619	0

	Shares	Value»
AUSTRALIA — (Continued)
* Silver Mines Ltd. Warrants 06/17/26	210,409	$6,938
*†† Wiluna Mining Corp. Ltd. Warrants	248,265	6,173

TOTAL AUSTRALIA		15,864

HONG KONG — (0.0%)
* APAC Resources Ltd. Warrants 12/15/2027	527,457	61,770

TOTAL RIGHTS/WARRANTS		77,634

TOTAL INVESTMENT SECURITIES (Cost $1,286,615,288)		1,623,751,731

		Value†

SECURITIES LENDING COLLATERAL — (1.9%)
@§ The DFA Short Term Investment Fund	2,646,099	30,607,431

TOTAL INVESTMENTS — (100.0%) (Cost $1,317,222,719)		$1,654,359,162

As of October 31, 2025, the value of Rule 144A securities amounted to $27,828,042 or 1.7% of net assets.

Summary of the Series’ investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$1,056,793,114	$71,752	$1,056,864,866
China	—	129,342	—	129,342
Hong Kong	—	320,067,318	224,070	320,291,388
New Zealand	—	42,938,118	—	42,938,118
Singapore	—	203,450,383	—	203,450,383
Rights/Warrants
Australia	—	9,691	6,173	15,864
Hong Kong	—	61,770	—	61,770
Securities Lending Collateral	—	30,607,431	—	30,607,431

Total Investments in Securities	—	$1,654,057,167	$301,995<>	$1,654,359,162

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (3.9%)
	4imprint Group PLC	164,812	$7,217,562
	Bloomsbury Publishing PLC	488,835	3,207,528
*	Canal & SA	323,445	1,017,842
	Centaur Media PLC	138,516	80,080
*	Frontier Developments PLC	7,420	50,848
	Future PLC	349,476	2,817,959
*	Gaming Realms PLC	259,618	140,410
	Gamma Communications PLC	371,019	4,843,795
*	Helios Towers PLC	3,166,518	6,227,047
	ITV PLC	17,180,470	15,726,241
	M&C Saatchi PLC	4,260	7,623
	MONY Group PLC	2,887,765	7,364,605
	Next 15 Group PLC	149,977	814,707
	Reach PLC	1,590,842	1,235,130
	Rightmove PLC	1,362,402	11,962,507
#	S4 Capital PLC	237,273	73,586
#*	Team Internet Group PLC	390,482	233,268
*Ω	Trustpilot Group PLC	602,746	1,629,456
	WPP PLC (WPP LN)	629,649	2,379,235
#	WPP PLC (WPP US), Sponsored ADR	4,844	91,891
	YouGov PLC	225,846	776,520

TOTAL COMMUNICATION SERVICES			67,897,840

CONSUMER DISCRETIONARY — (23.8%)
*	AO World PLC	534,298	747,217
#*	ASOS PLC	17,408	58,258
#*Ω	Aston Martin Lagonda Global Holdings PLC	714,333	591,401
*	Auction Technology Group PLC	225,034	913,874
	B&M European Value Retail SA	2,973,749	7,021,633
	Barratt Redrow PLC	3,943,779	19,515,704
	Bellway PLC	621,599	21,453,235
	Berkeley Group Holdings PLC	462,974	24,525,892
#*	boohoo Group PLC	1,509,218	237,901
*	Burberry Group PLC	943,589	15,359,423
	Card Factory PLC	1,411,716	1,918,563
	Coats Group PLC	7,571,796	8,137,008
	Crest Nicholson Holdings PLC	1,264,206	2,748,553

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Currys PLC	5,461,826	$10,081,470
*	DFS Furniture PLC	1,173,532	2,456,805
	Domino’s Pizza Group PLC	2,930,614	7,494,833
	Dowlais Group PLC	6,027,958	6,548,627
	Dr. Martens PLC	1,923,650	2,300,986
	Dunelm Group PLC	732,209	10,753,738
*	Evoke PLC	20,108	11,380
*	Frasers Group PLC	826,342	7,932,755
	Fuller Smith & Turner PLC, Class A	163,787	1,325,979
	Games Workshop Group PLC	167,256	35,024,773
	Greggs PLC	585,443	12,408,636
*Ω	Gym Group PLC	814,968	1,489,679
	Halfords Group PLC	1,104,212	2,169,259
*	Headlam Group PLC	392,703	265,000
	Henry Boot PLC	519,628	1,511,226
	Hollywood Bowl Group PLC	781,790	2,769,802
Ω	Hostelworld Group PLC	71,032	118,600
	Inchcape PLC	2,097,728	21,050,383
	J D Wetherspoon PLC	573,741	4,867,499
	JD Sports Fashion PLC	7,783,016	9,537,190
	Kingfisher PLC	6,266,059	25,412,504
*	Marston’s PLC	3,065,176	1,845,072
	Me Group International PLC	1,618,258	4,005,332
*	Mitchells & Butlers PLC	1,505,456	4,814,180
	MJ Gleeson PLC	259,734	1,259,447
	Moonpig Group PLC	1,414,723	3,987,197
Ω	On the Beach Group PLC	574,087	1,603,657
	Persimmon PLC	1,615,712	25,678,690
	Pets at Home Group PLC	2,756,736	7,765,509
	Playtech PLC	1,232,321	4,265,138
#	PPHE Hotel Group Ltd.	40,393	759,492
	Rank Group PLC	858,851	1,339,102
	Smiths News PLC	317,784	254,613
	SSP Group PLC	4,302,391	8,695,191
*††	Studio Retail Group PLC	220,669	0
	Taylor Wimpey PLC	18,670,044	25,825,158
#*	THG PLC	2,922,420	1,786,091
	Topps Tiles PLC	394,944	178,871
*Ω	Trainline PLC	1,076,105	3,552,248
	Vertu Motors PLC	1,572,903	1,294,869

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Victorian Plumbing Group PLC	25,510	$25,483
*	Videndum PLC	310,061	163,239
*	Vistry Group PLC	1,576,816	13,356,665
*Ω	Watches of Switzerland Group PLC	662,223	3,418,111
	WH Smith PLC	615,814	5,470,285
	Whitbread PLC	499,829	19,028,595
	Wickes Group PLC	1,469,747	4,276,272
	Young & Co.’s Brewery PLC (YNGA LN), Class A	87,143	881,352
	Young & Co.’s Brewery PLC (YNGN LN)	4,589	37,133

TOTAL CONSUMER DISCRETIONARY			414,326,778

CONSUMER STAPLES — (4.3%)
	AG Barr PLC	515,029	4,526,948
	Anglo-Eastern Plantations PLC	126,037	2,318,450
Ω	Bakkavor Group PLC	829,558	2,417,766
	C&C Group PLC	1,935,088	3,476,658
	Cranswick PLC	354,250	22,981,865
#	Fevara PLC	141,570	224,994
	Greencore Group PLC	2,447,152	7,665,886
	Hilton Food Group PLC	366,500	3,099,293
#	Kitwave Group PLC	126,364	356,689
	McBride PLC	864,569	1,332,502
	MP Evans Group PLC	15,270	270,883
	Nichols PLC	6,023	81,902
*	Ocado Group PLC	1,844,776	5,313,033
	Premier Foods PLC	4,396,319	10,544,791
	PZ Cussons PLC	842,785	820,122
	Tate & Lyle PLC	2,010,537	10,207,168

TOTAL CONSUMER STAPLES			75,638,950

ENERGY — (1.9%)
*	Afentra PLC	315,115	188,392
*	Capricorn Energy PLC	394,740	1,036,947
#	Diversified Energy Co. PLC (DEC LN)	193,263	2,438,908
	Diversified Energy Co. PLC (DEC US)	5,324	67,349
#	Energean PLC	682,614	8,651,220
	EnQuest PLC	11,059,965	1,768,019
*	Genel Energy PLC	833,082	703,091
	Gulf Keystone Petroleum Ltd.	1,477,716	3,517,614
*	Gulf Marine Services PLC	363,413	80,289

		Shares	Value»
ENERGY — (Continued)
	Harbour Energy PLC	1,864,998	$5,520,378
	Hargreaves Services PLC	6,046	52,138
	Hunting PLC	812,125	3,647,052
	Ithaca Energy PLC	549,122	1,572,878
*	John Wood Group PLC	2,947,172	713,941
#*	Pantheon Resources PLC	2,780,230	1,022,274
	Pharos Energy PLC	1,305,299	353,438
*	Savannah Energy PLC	388,799	35,618
	Serica Energy PLC	899,604	2,571,155
#*	Tullow Oil PLC	1,314,538	169,679

TOTAL ENERGY			34,110,380

FINANCIALS — (21.7%)
	Aberdeen Group PLC	9,506,777	25,354,894
	AJ Bell PLC	1,489,249	10,513,780
	Ashmore Group PLC	2,179,920	5,381,816
	Beazley PLC	1,927,165	23,576,532
Ω	Bridgepoint Group PLC	155,129	614,381
	Brooks Macdonald Group PLC	1,612	36,947
	Burford Capital Ltd.	877,602	8,621,342
	Chesnara PLC	1,271,179	4,593,416
*	Close Brothers Group PLC	961,440	5,303,431
Ω	CMC Markets PLC	653,661	1,849,403
	Conduit Holdings Ltd.	149,895	667,595
	Foresight Group Holdings Ltd.	193,219	1,158,338
*Ω	Funding Circle Holdings PLC	192,002	333,804
*	Georgia Capital PLC	102,534	3,489,277
	Hiscox Ltd.	1,597,711	28,883,845
	ICG PLC	50,094	1,272,581
	IG Group Holdings PLC	1,821,587	26,663,607
	Impax Asset Management Group PLC	218,614	548,002
	IntegraFin Holdings PLC	387,401	1,845,015
	International Personal Finance PLC	1,325,561	3,561,881
	Investec PLC	805,420	6,064,520
*	IP Group PLC	4,377,546	3,478,860
	Jupiter Fund Management PLC	1,588,673	3,180,176
	Just Group PLC	6,028,405	16,828,762
	Lancashire Holdings Ltd.	1,376,998	12,091,719

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Lion Finance Group PLC	258,093	$27,170,420
	Liontrust Asset Management PLC	86,087	351,636
	London Investment Group PLC	887	4,378
	M&G PLC	543,195	1,880,631
	Man Group PLC	7,151,308	19,757,707
*	Metro Bank Holdings PLC	794,334	1,222,460
	Mortgage Advice Bureau Holdings Ltd.	33,264	304,947
	Ninety One PLC	1,769,286	5,378,322
	OSB Group PLC	1,826,039	12,942,899
	Paragon Banking Group PLC	1,869,236	20,386,604
	PayPoint PLC	273,468	2,503,322
	Plus500 Ltd.	549,753	22,874,919
	Polar Capital Holdings PLC	429,838	3,240,399
	Pollen Street Group Ltd.	33,545	390,517
Ω	Quilter PLC	7,537,198	17,995,462
	Rathbones Group PLC	259,126	6,073,789
	S&U PLC	34,770	814,554
Ω	Sabre Insurance Group PLC	544,531	958,796
*	Saga PLC	543,711	1,903,805
	Schroders PLC	941,049	4,695,950
	Secure Trust Bank PLC	21,050	269,520
	St. James’s Place PLC	90,092	1,537,153
	Tatton Asset Management PLC	1,575	15,399
	TBC Bank Group PLC	203,571	11,663,013
	TP ICAP Group PLC	4,000,385	13,797,187
*	Vanquis Banking Group PLC	623,923	934,492
	Waterloo Investment Holdings Ltd.	4,000	1,400
	XPS Pensions Group PLC	576,898	2,555,488

TOTAL FINANCIALS			377,539,093

HEALTH CARE — (2.9%)
	Advanced Medical Solutions Group PLC	813,162	2,297,409
Ω	Convatec Group PLC	5,146,765	16,529,264
	CVS Group PLC	367,262	5,991,223

		Shares	Value»
HEALTH CARE — (Continued)
*	EKF Diagnostics Holdings PLC	79,384	$27,519
	Hikma Pharmaceuticals PLC	759,798	18,379,131
*	Indivior PLC	29,972	880,272
Ω	Integrated Diagnostics Holdings PLC	1,220,599	684,684
#*	PureTech Health PLC (PRTC LN)	528,190	917,221
Ω	Spire Healthcare Group PLC	1,640,160	5,056,761

TOTAL HEALTH CARE			50,763,484

INDUSTRIALS — (25.1%)
#	Ashtead Technology Holdings PLC	48,171	207,329
	Babcock International Group PLC	1,906,120	30,438,874
	Balfour Beatty PLC	2,656,137	23,475,130
	Bodycote PLC	1,168,905	9,477,081
#	Braemar PLC	80,822	249,973
#	Brickability Group PLC	107,269	78,998
*	Capita PLC	178,056	734,054
	Chemring Group PLC	987,721	7,445,693
	Clarkson PLC	215,527	10,272,919
	Cohort PLC	13,463	237,784
	Costain Group PLC	565,811	1,141,048
#	DCC PLC	263,851	17,382,243
	DiscoverIE Group PLC	484,892	3,708,464
	easyJet PLC	966,101	6,150,969
	Firstgroup PLC	3,460,037	9,557,853
	Galliford Try Holdings PLC	673,469	4,596,626
	Genuit Group PLC	1,430,710	6,956,029
	Goodwin PLC	1,490	425,231
	Grafton Group PLC, CDI	1,441,958	18,031,081
	Hays PLC	5,594,253	4,344,145
	Howden Joinery Group PLC	2,409,358	27,365,156
	IMI PLC	813,111	25,563,373
*††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	James Fisher & Sons PLC	176,232	921,004
#	James Halstead PLC	335,760	615,770
	JET2 PLC	813,756	14,210,533
	Johnson Service Group PLC	1,636,246	2,913,752
	Keller Group PLC	521,948	10,887,784
	Kier Group PLC	1,832,808	5,215,163
Ω	Luceco PLC	371,359	643,595

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Macfarlane Group PLC	41,210	$ 37,700
	Mears Group PLC	801,169	3,734,224
	Mitie Group PLC	7,919,335	17,129,230
	Morgan Advanced Materials PLC	1,583,217	4,245,733
	Morgan Sindall Group PLC	292,134	17,849,293
	Norcros PLC	206,703	814,500
	Pagegroup PLC	1,666,054	5,171,367
	Porvair PLC	14,560	146,702
	QinetiQ Group PLC	3,125,466	19,736,313
	Renew Holdings PLC	218,382	2,659,572
	Robert Walters PLC	355,104	702,958
	Rotork PLC	4,165,742	18,753,563
	RS Group PLC	2,358,995	17,265,207
	RWS Holdings PLC	694,282	706,197
	Senior PLC	2,191,421	5,488,984
	Serco Group PLC	5,760,619	19,222,993
	Severfield PLC	1,036,816	409,147
*	SIG PLC	1,802,083	213,504
	Speedy Hire PLC	2,419,041	876,113
	Spirax Group PLC	202,540	18,891,453
	SThree PLC	649,133	1,342,736
	Travis Perkins PLC	960,009	7,937,351
	Trifast PLC	611,313	610,059
	Vesuvius PLC	1,288,338	6,357,700
#	Volex PLC	750,042	3,695,458
	Volution Group PLC	1,054,055	9,103,277
	Vp PLC	153,784	1,150,243
	Wilmington PLC	323,980	1,323,521
*	XP Power Ltd.	59,144	785,488
	Zigup PLC	1,528,686	6,964,168

TOTAL INDUSTRIALS			436,572,408

INFORMATION TECHNOLOGY — (3.6%)
*	Accesso Technology Group PLC	45,591	212,437
Ω	Alfa Financial Software Holdings PLC	204,932	610,447
	Bytes Technology Group PLC (BYIT LN)	1,230,937	5,998,971
	Computacenter PLC	464,553	17,505,668
	dotdigital group PLC	388,565	347,504
	FDM Group Holdings PLC	102,988	162,749
	GB Group PLC	1,089,612	3,372,865
	Gooch & Housego PLC	6,822	51,613
#	IDOX PLC	140,149	129,941
	iomart Group PLC	334,680	112,101
#*	IQE PLC	3,021,212	228,168
	Kainos Group PLC	479,814	5,953,926

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	NCC Group PLC	1,553,643	$3,055,809
#*	Pinewood Technologies Group PLC	405,073	1,960,491
*	RM PLC	33,750	49,158
	Softcat PLC	677,804	14,282,345
	Spectris PLC	98,679	5,323,477
*	Strix Group PLC	247,902	108,751
	TT Electronics PLC	804,382	1,631,115
*	Xaar PLC	546,489	909,812

TOTAL INFORMATION TECHNOLOGY			62,007,348

MATERIALS — (6.9%)
*	Accsys Technologies PLC	9,505	7,615
	Atalaya Mining Copper SA	188,192	1,692,649
	Breedon Group PLC	994,262	4,500,744
	Capital Ltd.	59,308	93,484
	Castings PLC	172,431	551,829
	Central Asia Metals PLC	897,873	1,877,844
	Croda International PLC	329,146	12,494,731
	Ecora Resources PLC	941,386	1,187,825
	Elementis PLC	3,767,572	8,143,873
	Essentra PLC	390,710	499,699
Ω	Forterra PLC	1,024,912	2,452,622
	Hill & Smith PLC	533,904	15,107,870
	Hochschild Mining PLC	2,307,041	10,028,657
Ω	Ibstock PLC	1,726,064	3,100,756
	International Paper Co.	56,045	2,194,590
	Johnson Matthey PLC	895,415	25,077,246
	Marshalls PLC	872,833	1,936,112
#	Mondi PLC	1,324,933	14,809,892
	Pan African Resources PLC	8,317,052	9,138,630
	RHI Magnesita NV	33,620	927,738
*	Sigmaroc PLC	1,089,134	1,653,899
*	SolGold PLC	278,563	64,345
#*	Synthomer PLC	469,934	331,658
	Treatt PLC	24,863	78,691
	Victrex PLC	289,194	2,457,380
	Zotefoams PLC	120,813	727,347

TOTAL MATERIALS			121,137,726

REAL ESTATE — (2.1%)
	Foxtons Group PLC	1,304,990	943,170
	Grainger PLC	4,236,886	10,439,092
	Harworth Group PLC	87,590	188,727
	Helical PLC	28,412	77,868

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	International Workplace Group PLC	3,940,007	$11,725,880
	LSL Property Services PLC	315,917	1,059,245
*	Phoenix Spree Deutschland Ltd	15,813	34,617
	Savills PLC	859,891	11,394,920
*	Watkin Jones PLC	100,285	37,639

TOTAL REAL ESTATE			35,901,158

UTILITIES — (2.4%)
	Drax Group PLC	1,809,663	17,151,404
	Pennon Group PLC	2,153,172	14,674,131

	Shares	Value»
UTILITIES — (Continued)
Telecom Plus PLC	409,607	$9,554,200

TOTAL UTILITIES		41,379,735

TOTAL COMMON STOCKS Cost ($1,374,529,526)		1,717,274,900

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	2,054,704	23,766,763

TOTAL INVESTMENTS — (100.0%) (Cost $1,398,296,289)		$1,741,041,663

As of October 31, 2025, the value of Rule 144A securities amounted to $65,650,893 or 3.8% of net assets.

Summary of the Series’ investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$ 91,891	$ 67,805,949	—	$ 67,897,840
Consumer Discretionary	—	414,326,778	—	414,326,778
Consumer Staples	—	75,638,950	—	75,638,950
Energy	67,349	34,043,031	—	34,110,380
Financials	—	377,539,093	—	377,539,093
Health Care	—	50,763,484	—	50,763,484
Industrials	—	436,572,408	—	436,572,408
Information Technology	—	62,007,348	—	62,007,348
Materials	—	121,137,726	—	121,137,726
Real Estate	—	35,901,158	—	35,901,158
Utilities	—	41,379,735	—	41,379,735
Securities Lending Collateral	—	23,766,763	—	23,766,763

Total Investments in Securities	$159,240	$1,740,882,423	—<>	$1,741,041,663

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (94.3%)
AUSTRIA — (3.5%)
	Agrana Beteiligungs AG	66,952	$ 929,565
	ANDRITZ AG	311,663	23,563,539
*	AT&S Austria Technologie & Systemtechnik AG	124,452	4,619,754
Ω	BAWAG Group AG	466,884	60,336,003
	CA Immobilien Anlagen AG	158,218	4,397,928
#*	CPI Europe AG	143,359	2,794,643
	DO & Co. AG	41,737	9,956,227
*	Eurotelesites AG	289,656	1,616,024
	EVN AG	232,002	6,770,281
*	FACC AG	95,754	966,723
*	Immofinanz AG (IIA AV)	681,827	0
	Josef Manner & Comp AG	870	105,466
*	Kapsch TrafficCom AG	21,273	158,928
#*	Lenzing AG	77,355	2,314,064
	Mayr Melnhof Karton AG	53,919	4,913,281
#	Oberbank AG	44,385	3,888,453
	Oesterreichische Post AG	137,098	4,739,207
	Palfinger AG	77,895	2,918,049
*	POLYTEC Holding AG	79,383	279,961
	Porr AG	89,819	2,850,625
#	SBO AG	20,675	685,423
#	Semperit AG Holding	26,529	397,604
	Strabag SE (STR AV)	16,176	1,265,533
	Telekom Austria AG	1,067,703	11,354,852
#*	UBM Development AG	10,928	302,268
	UNIQA Insurance Group AG	776,594	11,409,230
	Vienna Insurance Group AG Wiener Versicherung Gruppe	272,951	14,000,190
	voestalpine AG	535,844	19,079,264
	Wienerberger AG	546,582	16,225,090
	Zumtobel Group AG	106,877	459,987

TOTAL AUSTRIA			213,298,162

		Shares	Value»
BELGIUM — (3.5%)
	Ackermans & van Haaren NV	151,997	$ 37,854,488
	Ageas SA	133,186	8,814,194
*	AGFA-Gevaert NV	392,238	375,405
*	Atenor	95,850	305,839
#	Azelis Group NV	387,731	4,584,800
	Barco NV	389,825	5,559,629
	Bekaert SA	218,463	9,125,808
#*††Ω	Biocartis Group NV	357,370	0
#*	bpost SA	223,303	541,779
	Cie d’Entreprises CFE	49,898	515,065
	Colruyt Group NV	227,216	8,485,611
	Deceuninck NV	428,512	1,019,944
	Deme Group NV	48,006	7,253,068
#	D’ieteren Group	22,080	4,033,414
	Econocom Group SA NV	509,837	1,005,018
	Elia Group SA	65,051	7,840,486
	EVS Broadcast Equipment SA	69,289	2,897,070
	Fagron	351,158	8,344,357
*	Galapagos NV (GLPG BB)	207,806	6,587,009
*	Galapagos NV (GLPG NA)	44,496	1,416,653
	Gimv NV	167,831	9,062,563
#*	Immobel SA	12,702	362,814
#	Ion Beam Applications	101,113	1,272,998
	Jensen-Group NV	20,961	1,512,142
#	Kinepolis Group NV	90,123	3,090,716
#	Lotus Bakeries NV	2,046	17,850,641
#	Melexis NV	92,514	6,658,502
#*	Ontex Group NV	271,865	1,987,327
*	Onward Medical NV	2,730	13,483
	Proximus SADP	239,071	2,053,564
#	Recticel SA	268,765	2,647,719
	Sipef NV	38,744	3,483,763
#	Solvay SA	361,376	11,091,599
	Syensqo SA	116,127	9,585,853
#	Tessenderlo Group SA	127,088	3,838,964
	Umicore SA	694,254	13,220,376
#	Van de Velde NV	32,510	1,133,623
	VGP NV	36,356	4,200,068
	Viohalco SA	498,361	4,882,983
	What’s Cooking BV	3,904	494,994

TOTAL BELGIUM			215,004,329

DENMARK — (6.6%)
*	ALK-Abello AS	815,920	26,915,914

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Alm Brand AS	5,389,801	$ 15,168,515
#	Ambu AS, Class B	897,603	13,961,767
*	Bang & Olufsen AS	430,496	880,083
*	Bavarian Nordic AS	380,772	14,068,894
#	cBrain AS	34,364	800,214
	Chemometec AS	83,976	10,262,749
#	Columbus AS	430,344	643,117
	D/S Norden AS	147,651	5,901,483
*	Demant AS	143,565	4,776,426
*	Dfds AS	123,426	1,740,309
#	Djurslands Bank AS	6,232	765,459
	FLSmidth & Co. AS	224,017	17,446,364
	Fluegger Group AS	3,099	148,129
	Foroya Banki P	10,800	364,900
#*	GN Store Nord AS	546,105	9,562,620
	GronlandsBANKEN AS	1,125	151,983
#	Gubra AS	2,336	154,919
	H Lundbeck AS (HLUNA DC), Class A	78,578	443,745
	H Lundbeck AS (HLUNB DC)	1,533,255	11,182,235
#*	H&H International AS, Class B	79,154	1,087,278
#	Harboes Bryggeri AS, Class B	5,094	102,115
	ISS AS	739,839	23,318,913
#	Jeudan AS	42,070	1,333,029
	Jyske Bank AS	340,334	40,001,910
#	Lan & Spar Bank	4,895	884,913
	Matas AS	243,336	4,830,646
#*Ω	Netcompany Group AS	205,257	10,256,311
*	Nilfisk Holding AS	66,999	1,112,093
*	NKT AS	272,775	30,534,648
*Ω	NNIT AS	69,162	590,787
*	North Media AS	15,186	118,360
#*	NTG Nordic Transport Group AS	14,244	401,957
#	Parken Sport & Entertainment AS	9,145	203,897
	Per Aarsleff Holding AS	123,143	13,983,325
	Ringkjoebing Landbobank AS	178,454	40,358,279
	Rockwool AS, Class A	24,224	829,725
	Rockwool AS, Class B	259,072	8,877,278
	Royal Unibrew AS	274,075	20,714,642
*	RTX AS	44,105	735,473

		Shares	Value»
DENMARK — (Continued)
Ω	Scandinavian Tobacco Group AS	281,075	$ 3,726,516
	Schouw & Co. AS	84,727	7,789,980
#	Solar AS, Class B	20,756	658,569
#	SP Group AS	10,152	457,858
	Sparekassen Sjaelland-Fyn AS	8,108	421,834
	Sydbank AS	387,172	33,053,362
	TCM Group AS	2,578	28,706
#	Tivoli AS	10,004	914,328
	TORM PLC, Class A	196,545	4,239,633
	UIE PLC	102,040	4,960,600
	Vestjysk Bank AS	59,908	65,692
*	Zealand Pharma AS	108,096	8,558,454

TOTAL DENMARK			400,490,936

FINLAND — (6.1%)
	Aktia Bank OYJ	329,414	4,062,573
#	Alandsbanken Abp, Class B	23,036	1,202,825
	Alma Media OYJ	135,302	2,308,989
	Anora Group OYJ	20,242	73,399
	Apetit OYJ	18,896	304,903
	Aspo OYJ	114,344	825,199
	Atria OYJ	98,413	1,555,195
#	Bittium OYJ	192,809	3,780,330
	Citycon OYJ	178,440	605,878
	Digia OYJ	87,143	608,715
#	Elisa OYJ	439,170	19,351,676
#Ω	Enento Group OYJ	23,905	425,006
	Finnair OYJ	622,533	2,044,666
#	Fiskars OYJ Abp	217,678	3,282,117
	F-Secure OYJ	612,189	1,208,762
#*	Glaston OYJ Abp	4,608	6,074
	Gofore OYJ	574	9,361
#	Harvia OYJ	80,539	3,366,007
	Hiab OYJ	271,845	15,054,845
	HKFoods OYJ	130,267	253,752
	Huhtamaki OYJ	521,607	17,529,545
	Ilkka OYJ	22,133	101,825
	Kalmar OYJ, Class B	271,845	11,262,485
#	Kamux Corp	4,423	9,922
#	Kemira OYJ	639,975	14,085,372
*	Kempower OYJ	3,147	54,915
	Kesko OYJ (KESKOA FH), Class A	33,013	705,652
	Kesko OYJ (KESKOB FH), Class B	1,098,477	23,171,947
#*	Kojamo OYJ	429,359	5,202,628
	Konecranes OYJ	433,794	42,818,762

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Lassila & Tikanoja OYJ	126,906	$ 1,453,674
#*	Lindex Group OYJ	73,938	230,642
	Mandatum OYJ	1,188,042	8,520,948
	Marimekko OYJ	69,882	1,030,116
#	Metsa Board OYJ (METSB FH), Class B	944,884	3,205,279
#	Metso OYJ	1,766,154	28,963,146
#	Nokian Renkaat OYJ	100,279	1,011,238
	Olvi OYJ, Class A	95,777	3,268,582
#	Oma Saastopankki OYJ	18,424	232,799
	Oriola OYJ (OKDBV FH), Class B	461,994	628,695
	Orion OYJ (ORNBV FH), Class B	600,779	41,954,171
	Outokumpu OYJ	1,521,116	6,542,489
	Pihlajalinna OYJ	86,520	1,486,428
	Ponsse OYJ	69,648	2,039,373
	Puuilo OYJ	129,537	2,121,017
#*	QT Group OYJ	78,638	3,222,087
	Raisio OYJ, Class V	643,272	1,865,059
*	Rapala VMC OYJ	14,424	20,050
#	Raute OYJ, Class A	648	11,069
#	Revenio Group OYJ	127,255	3,551,798
	Sampo OYJ, Class A	1,842,074	20,497,199
	Sanoma OYJ	455,141	5,562,956
	Scanfil OYJ	2,904	36,625
#	Stora Enso OYJ, Class R	1,240,427	14,443,720
	Taaleri PLC	19,748	163,914
#	Talenom OYJ	386	1,405
	Teleste OYJ	40,803	190,550
Ω	Terveystalo OYJ	393,345	4,231,572
#	TietoEVRY OYJ	469,114	10,068,815
#	Tokmanni Group Corp	274,000	2,708,501
	Vaisala OYJ, Class A	125,505	6,196,779
#	Valmet OYJ	658,694	21,433,021
*	Verkkokauppa.com OYJ	13,945	63,690
#	Viking Line Abp	11,073	276,977
#*	WithSecure OYJ	514,358	1,018,514
*	YIT OYJ	656,702	2,219,768

TOTAL FINLAND			375,745,991

FRANCE — (11.8%)
*	74Software SA	48,404	1,996,618
	ABC arbitrage	89,524	553,115
	Aeroports de Paris SA	6,601	905,532
*	Air France-KLM	213,395	2,844,806
	AKWEL SADIR	56,619	723,991

		Shares	Value»
FRANCE — (Continued)
*	Alstom SA	1,931,279	$ 48,296,609
#	Altamir	136,094	4,305,180
	Alten SA	132,590	10,919,487
#*Ω	Aramis Group SAS	10,052	72,817
	Arkema SA	224,796	13,344,490
#	Assystem SA	26,502	1,329,188
	Aubay	18,514	1,067,710
Ω	Ayvens SA	297,512	3,969,195
*	Bastide le Confort Medical	15,071	429,055
#	Beneteau SACA	138,249	1,332,583
	Boiron SA	31,919	1,033,768
	Bonduelle SCA	62,125	636,620
	Carrefour SA	1,441,065	21,703,801
#	Catana Group	25,658	86,402
*	Cegedim SA	24,604	323,200
	Cie des Alpes	125,439	2,877,643
*	Claranova SE	1,659	3,230
*	Clariane SE	826,883	3,554,904
	Coface SA	734,846	12,942,314
	Derichebourg SA	647,148	4,414,541
	Edenred SE	533,465	15,334,002
	Eiffage SA	36,752	4,522,324
	Electricite de Strasbourg SA	21,112	4,258,773
*Ω	Elior Group SA	152,452	492,321
	Elis SA	1,130,371	31,479,859
*	Emeis SA	42,016	693,684
	Equasens	10,700	468,371
#	Eramet SA	40,848	2,796,477
	Esso SA Francaise	6,234	700,916
	Etablissements Maurel et Prom SA	387,272	2,158,650
	Eurazeo SE	229,679	15,656,727
*	Euroapi SA	91,045	336,763
	Eurofins Scientific SE	61,975	4,371,064
#*	Eutelsat Communications SACA	46,784	180,996
	Exel Industries SA, Class A	10,459	414,777
	Exosens SAS	22,168	1,245,294
	FDJ UNITED	330,803	9,638,640
*	Figeac Aero	1,895	26,547
	Fnac Darty SA	10,597	346,899
	Fnac Darty SA (FNAC FP)	50,782	1,663,070
*	Forvia SE (FRVIA FP)	319,437	4,090,573
*	Gaumont SA	10,715	1,149,318
	Gaztransport Et Technigaz SA	181,908	36,023,228
	GEA	2,433	232,673

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Getlink SE	27,051	$ 493,768
	GL Events SACA	55,367	1,768,187
	Groupe Crit SA	22,324	1,596,218
	Groupe SFPI	21,754	44,119
#*	Guerbet	27,744	509,148
#	Haulotte Group SA	23,851	55,812
*	ID Logistics Group SACA	17,758	8,065,433
	Imerys SA	166,020	4,089,401
	Infotel SA	637	29,589
	Interparfums SA	40,749	1,340,404
	Ipsen SA	73,686	10,355,182
	IPSOS SA	252,618	9,683,203
	Jacquet Metals SACA	82,260	1,660,928
	JCDecaux SE	304,639	5,542,749
	Kaufman & Broad SA	91,469	3,078,124
	Laurent-Perrier	14,168	1,528,581
	Linedata Services	3,353	173,403
	LISI SA	32,242	1,888,575
	LNA Sante SA	29,822	831,525
#*	Lumibird	1,742	43,634
#*Ω	Maisons du Monde SA	45,682	107,665
	Manitou BF SA	56,008	1,124,933
	Mersen SA	119,669	3,024,827
	Metropole Television SA	123,332	1,701,530
#*	Nacon SA	138	108
	Nexans SA	195,817	27,571,460
#*	Nexity SA	85,214	891,929
	NRJ Group	88,443	821,468
#	Oeneo SA	91,324	972,644
	Opmobility	292,231	4,773,204
*	OVH Groupe SA	12,495	117,148
*	Pierre Et Vacances SA	147,613	276,606
	Pluxee NV	220,491	4,259,341
	Quadient SA	123,964	2,133,598
#	Remy Cointreau SA	61,390	3,041,565
	Renault SA	423,761	16,467,007
	Rexel SA	1,211,850	42,020,869
#	Robertet SA	1,654	1,587,411
	Rubis SCA	421,748	15,314,491
	Samse SACA	7,930	1,146,777
	Savencia SA	34,499	2,481,872
	SCOR SE	793,895	24,032,608
	SEB SA	117,869	6,522,152
#	Seche Environnement SACA	21,449	1,736,538
#	SES SA	1,861,464	14,263,224
*Ω	SMCP SA	83,829	590,375
	Societe BIC SA	110,132	6,127,914

		Shares	Value»
FRANCE — (Continued)
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,536	$ 4,632,624
	Societe LDC SADIR	4,181	444,806
	Sodexo SA	181,241	10,035,392
*	SOITEC	9,110	431,066
#*	Solutions 30 SE	32,693	37,615
	Sopra Steria Group	82,550	12,848,600
	SPIE SA	753,218	38,333,034
#	Stef SA	25,963	3,621,587
#	Sword Group	39,003	1,650,438
	Synergie SE	67,764	2,624,847
	Technip Energies NV	714,920	29,050,094
	Teleperformance SE	305,593	21,821,948
	Television Francaise 1 SA	268,368	2,455,175
#	TFF Group	9,478	203,248
#	Thermador Groupe	39,148	3,447,083
#	Tikehau Capital SCA	59,204	1,229,787
	Trigano SA	46,249	7,696,305
*	Ubisoft Entertainment SA	208,033	1,857,314
	Valeo SE	773,014	10,687,108
	Vallourec SACA	842,462	15,707,355
	Vetoquinol SA	12,500	1,074,962
	Vicat SACA	100,090	7,503,588
	VIEL & Cie SA	156,945	3,185,437
	Virbac SACA	9,473	3,873,534
*	Viridien	17,134	2,098,127
	Vivendi SE	2,406,774	8,669,129
#*	Voltalia SA	97,472	802,189
#	Vranken-Pommery Monopole SA	11,788	161,697
	VusionGroup	22,751	6,323,666
#	Wavestone	1,956	116,397
*Ω	X-Fab Silicon Foundries SE	247,503	1,570,501

TOTAL FRANCE			718,030,645

GERMANY — (12.7%)
	1&1 AG	218,379	5,392,089
#*	7C Solarparken AG	188,393	345,465
	Adesso SE	9,977	1,077,342
	Adtran Networks SE	2,822	70,283
	AIXTRON SE	335,790	5,381,010
	All for One Group SE	4,797	225,633
	Allgeier SE	46,734	985,215
	AlzChem Group AG	21,875	4,214,270
#	Amadeus Fire AG	16,080	977,961
*	Aroundtown SA	4,486,255	16,031,487
	Atoss Software SE	42,829	5,744,023
	Aurubis AG	158,734	20,696,815

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Basler AG	32,144	$ 644,971
#*	BayWa AG (BYW6 GR)	78,427	466,223
	Bechtle AG	415,814	17,576,304
Ω	Befesa SA	168,705	5,587,179
	Bertrandt AG	26,176	604,252
	Bijou Brigitte AG	15,974	749,561
	Bilfinger SE	162,046	17,483,551
	Borussia Dortmund GmbH & Co. KGaA	456,278	1,803,513
#*	BRANICKS Group AG	286,734	646,664
#	Brenntag SE	293,842	16,319,611
	CANCOM SE (COK GR)	57,678	1,640,730
	Carl Zeiss Meditec AG	82,050	4,161,650
*	Ceconomy AG	549,619	2,813,840
#*	CENIT AG	35,541	289,379
	Cewe Stiftung & Co. KGaA	45,539	5,217,929
#	CTS Eventim AG & Co. KGaA	227,053	20,341,985
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	383,449
#*Ω	Delivery Hero SE	129,022	3,277,125
#	Dermapharm Holding SE	55,368	2,180,157
#	Deutsche Beteiligungs AG	82,898	2,271,153
	Deutsche EuroShop AG	6,828	146,000
Ω	Deutsche Pfandbriefbank AG	598,427	3,147,455
	Deutsche Wohnen SE	3,284	81,846
	Deutz AG	612,047	6,066,535
	Draegerwerk AG & Co. KGaA	17,892	1,260,005
	Duerr AG	265,997	6,204,281
Ω	DWS Group GmbH & Co. KGaA	115,499	7,394,198
	Eckert & Ziegler SE	262,053	5,121,254
#*	EDAG Engineering Group AG	35,570	283,216
	Elmos Semiconductor SE	36,953	3,494,610
	ElringKlinger AG	158,802	741,190
#	Energiekontor AG	25,910	1,010,968
#	Evonik Industries AG	726,837	12,180,361

		Shares	Value»
GERMANY — (Continued)
*	Evotec SE	222,582	$ 1,812,686
	Fabasoft AG	1,167	20,303
	Fielmann Group AG	140,122	7,652,562
	flatexDEGIRO AG	411,467	15,607,747
#*	Fraport AG Frankfurt Airport Services Worldwide	182,432	15,637,105
	Freenet AG	771,156	23,981,290
	Friedrich Vorwerk Group SE	29,109	3,134,089
	FUCHS SE	126,009	4,469,803
	GEA Group AG	580,515	41,522,857
#	Gerresheimer AG	132,759	4,225,664
	Gesco SE	43,546	797,765
#	GFT Technologies SE	119,509	2,455,086
*	Grand City Properties SA	308,692	3,930,664
#	Grenke AG	83,556	1,439,676
	Hawesko Holding SE	313	7,562
#*	Heidelberger Druckmaschinen AG	1,297,755	2,926,880
*	HelloFresh SE	325,177	2,636,071
#	Hensoldt AG	333,222	35,520,673
*	Hoenle AG	14,291	123,856
*	HomeToGo SE	13,461	23,980
	Hornbach Holding AG & Co. KGaA	52,423	5,245,303
	HUGO BOSS AG	242,968	10,779,264
#*	Hypoport SE	726	108,445
	Indus Holding AG	64,021	1,657,984
#	Init Innovation in Traffic Systems SE	38,395	2,069,636
Ω	Instone Real Estate Group SE	85,056	814,103
*	IONOS Group SE	82,142	2,917,371
	IVU Traffic Technologies AG	52,179	1,233,856
	Jenoptik AG	267,523	6,042,265
Ω	JOST Werke SE	22,566	1,314,687
	K&S AG	584,559	7,615,290
	KION Group AG	416,672	29,606,389
#	Kloeckner & Co. SE	83,904	536,509
*	Knaus Tabbert AG	1,175	20,359
*	Koenig & Bauer AG	75,375	1,156,672
#	Kontron AG	250,654	6,551,725
	Krones AG	100,284	14,566,094
	KSB SE & Co. KGaA	3,257	3,511,879
	KWS Saat SE & Co. KGaA	79,102	6,097,471
	Lanxess AG	253,814	6,044,209

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	LEG Immobilien SE	402,018	$30,639,491
#	Leifheit AG	44,011	755,771
*	Medios AG	8,449	118,919
	MLP SE	335,184	2,750,996
	Multitude PLC	1,042	8,197
#	Mutares SE & Co. KGaA	20,493	654,182
#	Nagarro SE	46,426	2,589,331
*	Nordex SE	471,541	13,924,948
#	Norma Group SE	96,943	1,573,036
	Patrizia SE	293,577	2,458,386
	Pfeiffer Vacuum Technology AG	7,173	1,289,568
	ProCredit Holding AG	9,266	82,750
#	Puma SE (PUM GR)	375,535	7,984,962
*	PVA TePla AG	105,701	3,232,335
	PWO AG	8,558	288,147
*	q.beyond AG	293,921	288,969
#	Qiagen NV	125,266	5,896,278
#*	R Stahl AG	11,722	213,554
	Rational AG	10,023	7,352,856
	RENK Group AG	31,150	2,371,644
#	RTL Group SA	151,882	5,864,323
	SAF-Holland SE	234,830	3,819,940
#	Salzgitter AG	125,542	4,074,072
#	Schaeffler AG	252,854	2,051,405
	Schloss Wachenheim AG	6,929	124,613
	Schott Pharma AG & Co. KGaA	21,620	485,448
Ω	Scout24 SE	71,339	8,250,088
	Secunet Security Networks AG	7,673	1,762,682
#*	SGL Carbon SE	54,090	191,545
#	Siltronic AG	53,434	3,299,759
	Sixt SE	64,774	5,694,135
#*	SMA Solar Technology AG	27,404	821,885
	Stabilus SE	113,199	2,841,817
#	STRATEC SE	22,485	608,225
	Stroeer SE & Co. KGaA	193,372	8,460,816
#	Suedzucker AG	377,566	4,164,141
	Surteco Group SE	45,354	647,392
#	SUSS MicroTec SE	143,891	4,623,981
	Symrise AG	59,729	4,939,528
#	TAG Immobilien AG	1,204,980	20,003,769
	Takkt AG	128,364	666,631
*Ω	TeamViewer SE	455,495	3,352,742
	Technotrans SE	36,431	1,497,532
	thyssenkrupp AG	2,543,046	26,649,443
*	Tkms AG& Co. KGaA	127,152	11,981,424
*	TUI AG	2,283,309	19,455,776

		Shares	Value»
GERMANY — (Continued)
	United Internet AG	435,652	$13,449,372
	Verbio SE	100,018	1,776,540
	Vossloh AG	68,864	6,280,602
#	Wacker Chemie AG	74,909	5,908,098
	Wacker Neuson SE	207,598	4,520,207
	Washtec AG	72,499	3,450,346
*	Westwing Group SE	1,038	13,766
	Wuestenrot & Wuerttembergische AG	145,171	2,366,534
*Ω	Zalando SE	672,832	18,854,483
	Zeal Network SE	6,261	351,065

TOTAL GERMANY			776,327,013

GREECE — (0.0%)
*††	Neorion Holdings SA	14,991	0

IRELAND — (0.6%)
	Cairn Homes PLC	2,629,336	5,842,552
	Dalata Hotel Group PLC	257,103	1,907,269
	FBD Holdings PLC (FBD ID)	17,353	290,276
	FBD Holdings PLC (FBH LN)	125,459	2,096,850
	Glanbia PLC (GLB ID)	298,453	5,051,599
	Glanbia PLC (GLB LN)	700,613	12,031,368
*Ω	Glenveagh Properties PLC	1,567,836	3,446,156
	Irish Continental Group PLC (IR5B ID)	825,575	5,488,672
*	Permanent TSB Group Holdings PLC	273,432	916,306

TOTAL IRELAND			37,071,048

ISRAEL — (2.2%)
	Ackerstein Group Ltd.	11,738	34,951
#*	Adgar Investment & Development Ltd.	78,185	122,823
	Afcon Holdings Ltd.	3,064	262,017
#*	AFI Properties Ltd.	93,073	6,310,260
	Africa Israel Residences Ltd.	20,736	1,805,808
#*	Alarum Technologies Ltd.	10,500	16,497
*	Allot Ltd.	119,813	1,176,294
	Alrov Properties & Lodgings Ltd.	49,832	4,475,987

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Altshuler Shaham Finance Ltd.	22,244	$58,827
	Analyst IMS Investment Management Services Ltd.	1,964	82,083
	Arad Ltd.	32,408	517,866
*	Argo Properties NV	8,902	326,380
	Ari Real Estate Arena Investment Ltd.	8,453	7,686
	Aryt Industries Ltd.	18,534	242,775
#*	Ashdod Refinery Ltd.	28,488	482,342
	AudioCodes Ltd. (AUDC IT)	23,892	212,372
	AudioCodes Ltd. (AUDC US)	2,946	26,308
	Automatic Bank Services Ltd.	19,339	134,443
*	Avgol Industries 1953 Ltd.	358,677	151,713
	Ayalon Holdings Ltd.	2,360	49,718
#	Azorim-Investment Development & Construction Co. Ltd.	507,009	3,395,871
*	Bet Shemesh Engines Holdings 1997 Ltd.	33,122	6,829,688
	Blue Square Real Estate Ltd.	36,303	4,387,037
#	Carasso Motors Ltd.	137,415	1,650,965
	Carasso Real Estate Ltd.	4,065	48,532
	Castro Model Ltd.	368	22,245
*	Cellcom Israel Ltd. (CEL IT)	416,963	4,346,660
*	Ceragon Networks Ltd.	266,244	692,234
#*	Cielo-Blu Group Ltd.	40,237	49,818
#*	Compugen Ltd.	26,438	43,946
	Danel Adir Yeoshua Ltd.	24,067	3,330,369
	Danya Cebus Ltd.	5,735	241,097
	Delek Automotive Systems Ltd.	110,105	926,235
#	Delta Galil Ltd.	65,527	3,658,519
#	Direct Finance of Direct Group 2006 Ltd.	1,085	188,021
	Dor Alon Energy in Israel 1988 Ltd.	10,173	458,531

		Shares	Value»
ISRAEL — (Continued)
*	Doral Group Renewable Energy Resources Ltd.	149,783	$1,073,055
	Duniec Brothers Ltd.	771	64,080
	Electra Consumer Products 1970 Ltd.	60,700	2,102,208
*	Ellomay Capital Ltd.	1,257	25,133
*	Equital Ltd.	99,225	4,732,275
	FMS Enterprises Migun Ltd.	19,186	1,103,761
	Formula Systems 1985 Ltd. (FORTY IT)	25,931	3,764,298
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	66	9,779
	Fox Wizel Ltd.	34,368	3,959,626
*	Gilat Satellite Networks Ltd.	207,925	2,996,593
#*	Hagag Group Real Estate Development	33,390	239,930
	IDI Insurance Co. Ltd.	37,805	2,241,570
*	IES Holdings Ltd.	1,881	181,022
	Ilex Medical Ltd.	2,744	54,993
	Inrom Construction Industries Ltd.	431,493	3,214,852
	Isracard Ltd.	449,803	1,919,054
#	Israel Canada TR Ltd.	129,481	674,524
	Israel Shipyards Industries Ltd.	507	19,484
	Isras Investment Co. Ltd.	6,883	1,928,485
	Issta Ltd.	23,280	757,475
	Kamada Ltd. (KMDA IT)	203,071	1,418,533
#	Kardan Real Estate Enterprise & Development Ltd.	61,338	131,878
	Kerur Holdings Ltd.	32,360	901,675
	Klil Industries Ltd.	2,761	158,021
	Kvutzat Acro Ltd.	39,149	572,448
	Lahav L.R. Real Estate Ltd.	9,407	18,183
#	Land Development Nimrodi Group Ltd.	90,835	1,040,215
	Lapidoth Capital Ltd.	2,277	57,136

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Libra Insurance Co. Ltd.	9,374	$46,156
	M Yochananof & Sons Ltd.	11,123	941,223
#	Magic Software Enterprises Ltd. (MGIC IT)	134,709	2,760,988
	Magic Software Enterprises Ltd. (MGIC US)	1,403	29,014
*	Malam - Team Ltd.	11,865	509,410
	Max Stock Ltd.	96,483	697,019
#	Maytronics Ltd.	55,776	69,052
	Mediterranean Towers Ltd.	379,849	1,675,231
	Mega Or Holdings Ltd.	70,651	4,338,201
#	Meitav Investment House Ltd.	194,223	6,110,502
	MENIF - Financial Services Ltd.	2,172	13,768
*	Meshek Energy Renewable Energies Ltd.	55,205	111,735
	Meshulam Levinstein Contracting & Engineering Ltd.	780	117,586
#	Mivtach Shamir Holdings Ltd.	31,365	2,967,835
	Nawi Group Ltd.	73,059	1,208,549
	Neto Malinda Trading Ltd.	10,840	475,973
*	Neto ME Holdings Ltd.	4,389	280,516
	Novolog Ltd.	52,315	20,341
	Oil Refineries Ltd.	9,217,147	2,690,939
*	OY Nofar Energy Ltd.	7,886	251,733
	Palram Industries 1990 Ltd.	10,991	253,252
	Partner Communications Co. Ltd.	300,130	2,979,972
	Paz Retail & Energy Ltd.	20,811	4,446,002
#*	Perion Network Ltd.	29,877	280,954
#	Plasson Industries Ltd.	19,120	1,114,055
#	Prashkovsky Investments & Construction Ltd.	29,073	1,482,811
*	Priortech Ltd.	27,070	2,069,406
	Qualitau Ltd.	2,247	345,468

		Shares	Value»
ISRAEL — (Continued)
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	47,534	$4,467,345
*	Rani Zim Shopping Centers Ltd.	26,927	47,534
	Retailors Ltd.	23,090	413,697
	Scope Metals Group Ltd.	45,767	2,213,091
*	Shikun & Binui Soltec Renewable Energy	12,885	10,758
	Summit Real Estate Holdings Ltd.	215,637	4,415,446
	Suny Cellular Communication Ltd.	187,376	85,833
#	Tadiran Group Ltd.	14,575	776,211
#Ω	Tamar Petroleum Ltd.	86,654	1,072,724
#	Telsys Ltd.	2,324	140,319
*	Tera Light Ltd.	45,638	176,638
	Tiv Taam Holdings 1 Ltd.	56,937	154,322
	Turpaz Industries Ltd.	17,085	279,393
*	Veridis Environment Ltd.	3,397	33,800
	Victory Supermarket Chain Ltd.	5,213	73,846
	YD More Investments Ltd.	9,241	125,976

TOTAL ISRAEL			134,901,828

ITALY — (9.5%)
	A2A SpA	8,218,896	23,946,743
*	Abitare In SpA	1,909	6,245
	ACEA SpA	245,241	5,948,104
#	Amplifon SpA	186,970	3,195,272
*	Aquafil SpA	13,759	30,133
	Ariston Holding NV	26,863	111,683
	Arnoldo Mondadori Editore SpA	992,688	2,385,530
	Ascopiave SpA	432,784	1,605,863
	Azimut Holding SpA	552,386	21,618,604
	Banca Generali SpA	331,041	18,748,826
	Banca IFIS SpA	172,132	4,447,147
#	Banca Monte dei Paschi di Siena SpA	5,051,111	44,300,690
#	Banca Profilo SpA	966,765	178,409
*Ω	Banca Sistema SpA	289,563	523,694

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Banco di Desio e della Brianza SpA	244,337	$2,233,102
*Ω	BFF Bank SpA	949,554	11,461,614
#	Biesse SpA	24,985	163,599
#	BPER Banca SpA	546,123	6,543,586
#	Brembo NV	564,136	6,084,413
#	Brunello Cucinelli SpA	190,261	19,282,633
	Buzzi SpA	441,099	26,573,250
*	Cairo Communication SpA	349,136	1,159,579
	Cembre SpA	10,913	794,973
	Cementir Holding NV	344,436	6,346,412
*	CIR SpA-Compagnie Industriali	2,713,555	2,164,861
	Credito Emiliano SpA	494,654	7,831,053
#	d’Amico International Shipping SA	252,474	1,307,925
#	Danieli & C Officine Meccaniche SpA (DAN IM)	89,250	4,822,717
	Danieli & C Officine Meccaniche SpA (DANR IM)	148,854	5,707,602
	Datalogic SpA	46,326	245,643
#	Davide Campari-Milano NV	215,716	1,501,787
	De’ Longhi SpA	57,913	2,113,825
#*	Digital Bros SpA	22,930	317,639
*Ω	doValue SpA	141,235	441,153
	Emak SpA	288,997	339,985
Ω	Enav SpA	812,628	4,246,079
#	ERG SpA	202,488	5,223,404
	Esprinet SpA	164,535	1,101,554
	Fiera Milano SpA	38,749	351,159
#	Fila SpA	107,114	1,174,466
*	Fincantieri SpA	129,734	3,337,839
#*††	Finmatica SpA	5,960	0
	FNM SpA	940,435	492,965
#	Gefran SpA	35,925	517,729
#*	Geox SpA	150,451	58,643
#	GPI SpA	24,149	474,070
	Hera SpA	4,283,801	19,226,487
	IMMSI SpA	997,787	663,234
	Intercos SpA	39,671	540,692
	Interpump Group SpA	21,462	1,107,661
	Iren SpA	3,483,285	10,278,310
	Italgas SpA	2,853,412	29,940,645
	Italmobiliare SpA	79,015	2,968,101
	Iveco Group NV	796,858	16,935,705

		Shares	Value»
ITALY — (Continued)
	Lottomatica Group SpA	426,325	$10,512,385
	LU-VE SpA	6,324	263,312
	Maire SpA	956,295	14,519,459
#*††	Mariella Burani Fashion Group SpA	22,744	0
#	MARR SpA	16,028	170,054
	MFE-MediaForEurope NV, Class A	590,200	2,130,681
#	MFE-MediaForEurope NV (MFEA IM), Class A	897,309	3,177,151
	MFE-MediaForEurope NV (MFEB IM), Class B	316,964	1,478,142
	Moltiply Group SpA	126,668	6,885,509
*	NewPrinces SpA	24,519	564,264
Ω	Nexi SpA	2,382,257	12,560,725
	Orsero SpA	44,592	934,254
Ω	OVS SpA	1,174,566	5,927,875
	Pharmanutra SpA	9,710	518,500
*Ω	Philogen SpA	1,182	33,792
#	Piaggio & C SpA	794,675	1,809,170
Ω	Pirelli & C SpA	1,699,980	11,933,933
Ω	RAI Way SpA	505,631	3,465,019
	Recordati Industria Chimica e Farmaceutica SpA	15,205	905,028
	Reply SpA	123,280	17,301,717
*	Revo SpA	4,909	101,006
	Rizzoli Corriere Della Sera Mediagroup SpA	837,029	995,968
	Sabaf SpA	50,590	816,122
*	Safilo Group SpA	275,375	538,044
#	Saipem SpA	6,394,526	16,670,171
#*	Salvatore Ferragamo SpA	24,733	199,411
#	Sanlorenzo SpA	30,051	1,174,939
*	Seco SpA	21,231	84,166
*	Seri Industrial SpA	3,574	10,880
	Sesa SpA	52,658	4,900,390
	Sogefi SpA	312,879	1,261,735
	SOL SpA	219,864	12,873,268
#	Tamburi Investment Partners SpA	790,266	7,976,617
Ω	Technogym SpA	756,838	13,708,649
*	Telecom Italia SpA (TIT IM)	54,260,839	31,994,510
*	Telecom Italia SpA (TITR IM)	8,338,576	5,544,198
*	TREVI - Finanziaria Industriale SpA	405,238	203,905

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	TXT e-solutions SpA	3,886	$148,068
	Unipol Assicurazioni SpA	1,816,310	39,765,060
	Webuild SpA	2,514,269	10,160,914
#	Wiit SpA	12,846	292,505
#	Zignago Vetro SpA	3,295	28,520

TOTAL ITALY			577,663,053

JAPAN — (0.0%)
*††	Bourbon Corp. SA	28,851	0

NETHERLANDS — (5.1%)
	Aalberts NV	623,215	19,744,223
	Acomo NV	62,216	1,685,284
	Aegon Ltd. (AGN NA)	672,460	5,124,633
*	AFC Ajax NV	13,955	146,023
	Akzo Nobel NV	325,415	21,505,095
	Allfunds Group PLC	1,312,909	9,980,391
	AMG Critical Materials NV	104,457	3,468,213
#	Aperam SA	188,310	6,562,090
	Arcadis NV	455,920	21,773,259
Ω	B&S Group SARL	39,302	269,108
#*Ω	Basic-Fit NV	189,747	5,632,452
#	BE Semiconductor Industries NV	204,349	34,840,703
#	Brunel International NV	97,045	864,889
	Corbion NV	303,749	6,182,281
Ω	CTP NV	295,054	6,152,798
#*	Fastned BV	409	10,366
*	Flow Traders Ltd.	156,049	4,290,889
	ForFarmers NV	141,731	685,434
#	Fugro NV	331,296	3,383,292
	Havas NV	43,568	76,034
	IMCD NV	213,114	22,083,653
*	InPost SA	658,695	8,297,221
#	Kendrion NV	47,563	780,301
	Koninklijke BAM Groep NV	1,911,457	17,743,839
	Koninklijke Heijmans NV	154,593	10,951,991
	Koninklijke Vopak NV	381,357	17,281,947
	Nedap NV	33,400	4,018,521
	OCI NV	400,234	1,570,016
#*	Pharming Group NV	2,753,627	3,608,558
#	PostNL NV	529,838	586,287
#	Randstad NV	539,495	21,143,282
	SBM Offshore NV	613,536	15,865,439
#*	SIF Holding NV	2,920	23,482
Ω	Signify NV	594,729	14,236,314

		Shares	Value»
NETHERLANDS — (Continued)
#	Sligro Food Group NV	79,286	$851,465
	TKH Group NV	219,835	9,718,487
*	TomTom NV	244,347	1,471,466
	Van Lanschot Kempen NV	158,421	9,262,465

TOTAL NETHERLANDS			311,872,191

NORWAY — (1.4%)
	2020 Bulkers Ltd.	97,040	1,324,299
	ABG Sundal Collier Holding ASA	1,828,593	1,269,008
	AF Gruppen ASA	5,920	99,432
	Akastor ASA	546,535	599,883
*	Aker BioMarine ASA	18,649	158,288
	Aker Solutions ASA	104,797	287,938
	Archer Ltd.	149,289	347,602
*	ArcticZymes Technologies ASA	35,915	102,101
	Arendals Fossekompani ASA	1,452	18,945
	Atea ASA	360,236	5,488,205
#*	Axactor ASA	367,750	255,175
	B2 Impact ASA	1,080,438	1,851,999
	Bluenord ASA	46,086	2,104,539
	Bonheur ASA	137,587	2,976,569
	Borregaard ASA	136,491	2,584,950
	Bouvet ASA	98,544	625,633
*	BW Energy Ltd.	8,378	31,916
	BW Offshore Ltd.	454,614	1,655,451
#*	Cadeler AS (CADLR NO)	19,751	91,573
*	Cloudberry Clean Energy ASA	117,416	152,826
	DNO ASA	1,731,454	2,364,265
Ω	Elkem ASA	1,052,204	2,767,601
#*	Elliptic Laboratories ASA	40,897	40,566
Ω	Elmera Group ASA	282,468	908,688
	Elopak ASA	166,900	785,661
*	Endur ASA	4,750	39,825
*	Ensurge Micropower ASA	363,935	41,519
Ω	Europris ASA	1,007,539	8,686,932
#	FLEX LNG Ltd. (FLNG NO)	134,726	3,498,850
#	FLEX LNG Ltd. (FLNG US)	5,649	146,705
*	Grieg Seafood ASA	195,921	1,312,037
#*	Hexagon Composites ASA	361,292	324,485
	Himalaya Shipping Ltd.	5,431	41,638

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
Ω	Kid ASA	78,809	$1,066,890
#	Kitron ASA	898,370	6,678,984
Ω	Klaveness Combination Carriers ASA	66,520	504,226
*	Kongsberg Automotive ASA	3,011,978	514,695
*	LINK Mobility Group Holding ASA	723,491	2,142,855
	Magnora ASA	141,054	286,048
	Medistim ASA	1,199	32,247
	Morrow Bank ASA	33,724	44,448
	MPC Container Ships ASA	704,551	1,232,843
Ω	Multiconsult ASA	3,781	64,186
	Norbit ASA	74,687	1,503,564
	Norconsult Norge AS	9,547	44,152
*	Nordic Mining ASA	71,130	103,398
#*Ω	Norske Skog ASA	59,043	91,296
*	Northern Ocean Ltd.	63,725	37,834
	Norwegian Air Shuttle ASA	842,208	1,307,484
*	NRC Group ASA	31,346	23,861
	Odfjell Drilling Ltd.	514,416	4,132,016
	Odfjell SE, Class A	129,774	1,559,866
	Odfjell Technology Ltd.	107,420	616,762
*	OKEA ASA	32,193	57,967
#Ω	Okeanis Eco Tankers Corp.	44,427	1,531,669
*	Otello Corp. ASA	92,958	138,817
	Panoro Energy ASA	332,889	711,400
	Paratus Energy Services Ltd.	20,975	85,853
	Pareto Bank ASA	75,355	638,415
	Pexip Holding ASA	184,856	1,135,571
*	PhotoCure ASA	97,674	560,607
	Public Property Invest AS	12,136	26,769
	Rana Gruber ASA	98,940	623,811
	Reach Subsea ASA	19,435	12,813
#*	Salmon Evolution ASA	422,091	214,821
	SATS ASA	227,378	814,680
#*Ω	Scatec ASA	518,802	5,472,243
	Sea1 offshore, Inc.	37,563	74,350
	Selvaag Bolig ASA	207,216	673,434
#*Ω	Shelf Drilling Ltd.	312,797	564,677
#*	SmartCraft ASA	10,481	26,442
#	Solstad Maritime Holding AS	291,056	515,586
*	Solstad Offshore ASA	30,917	132,650
	Sparebanken More	4,408	43,496
	Stolt-Nielsen Ltd.	25,491	854,997

		Shares	Value»
NORWAY — (Continued)
	TGS ASA	322,664	$2,784,504
*	Thor Medical ASA	228,264	80,167
	Veidekke ASA	313,510	4,854,003
	Wilh Wilhelmsen Holding ASA, Class A	789	39,768
	Zalaris ASA	3,463	31,504
*	Zaptec ASA	25,511	74,457

TOTAL NORWAY			87,748,230

PORTUGAL — (1.3%)
#	Altri SGPS SA	332,589	1,886,406
	Banco Comercial Portugues SA, Class R	47,951,405	42,326,788
	Corticeira Amorim SGPS SA	80,430	674,776
	CTT-Correios de Portugal SA	429,193	3,731,652
	EDP Renovaveis SA	96,613	1,412,549
	Ibersol SGPS SA	77,675	904,396
	Mota-Engil SGPS SA	224,824	1,555,188
#	Navigator Co. SA	1,487,163	5,149,610
	NOS SGPS SA	868,310	3,762,509
	REN - Redes Energeticas Nacionais SGPS SA	2,287,055	8,609,001
	Semapa-Sociedade de Investimento e Gestao	18,962	395,575
	Sonae SGPS SA	5,742,005	9,354,964

TOTAL PORTUGAL			79,763,414

SPAIN — (5.6%)
#	Acciona SA	110,881	24,542,623
	Acerinox SA	675,799	8,702,836
*††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	9,070	222,608
	Alantra Partners SA	49,892	498,111
	Almirall SA	395,422	5,691,115
#*	Amper SA	7,984,073	1,332,756
	Atresmedia Corp. de Medios de Comunicacion SA	291,533	1,764,518
	Audax Renovables SA	252,705	402,220
	Azkoyen SA	67,253	683,814
	Bankinter SA	2,439,976	36,780,772
	CIE Automotive SA	342,627	11,490,653

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Construcciones y Auxiliar de Ferrocarriles SA	103,752	$6,551,120
	Corp. ACCIONA Energias Renovables SA	52,055	1,432,074
*	Distribuidora Internacional de Alimentacion SA	8,320	274,279
	Ebro Foods SA	401,533	8,183,807
#*	eDreams ODIGEO SA	403,870	3,380,151
	Elecnor SA	194,344	6,339,735
	Enagas SA	1,020,450	16,194,092
#	Ence Energia y Celulosa SA	596,521	1,821,841
*	Ercros SA	590,023	2,177,404
	Faes Farma SA	1,808,882	9,310,432
	Fluidra SA	405,339	11,732,296
#Ω	Gestamp Automocion SA	693,014	2,681,534
#Ω	Global Dominion Access SA	385,250	1,411,733
*	Grenergy Renovables SA	18,093	1,559,882
	Grifols SA	732,085	9,486,272
	Grupo Catalana Occidente SA	201,235	11,481,941
	Grupo Empresarial San Jose SA	141,180	1,142,606
	Iberpapel Gestion SA (IBG SM)	45,155	1,036,243
#	Indra Sistemas SA	533,795	29,528,153
	Laboratorio Reig Jofre SA	7,442	24,993
	Laboratorios Farmaceuticos Rovi SA	92,151	6,497,121
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,889,715	3,829,802
	Logista Integral SA	310,609	10,351,730
	Mapfre SA	3,458,315	15,273,081
	Melia Hotels International SA	408,090	3,376,982
	Miquel y Costas & Miquel SA	185,363	2,840,666
Ω	Neinor Homes SA	99,054	1,969,597
*	Nueva Expresion Textil SA	7,921	6,861
*	Obrascon Huarte Lain SA	1,894,465	993,600

		Shares	Value»
SPAIN — (Continued)
#*	Oryzon Genomics SA	35,547	$145,015
	Pharma Mar SA	60,597	5,123,200
	Prim SA	40,283	642,863
*	Promotora de Informaciones SA, Class A	879,152	385,038
Ω	Prosegur Cash SA	778,516	637,032
	Realia Business SA	1,559,506	1,862,063
	Redeia Corp. SA	479,379	8,629,715
	Renta 4 Banco SA	442	10,041
	Sacyr SA	2,059,437	9,059,476
*	Solaria Energia y Medio Ambiente SA	194,370	3,361,222
#*††	Soltec Power Holdings SA	58,317	20,166
#*Ω	Talgo SA	346,503	1,067,094
*	Tecnicas Reunidas SA	197,950	7,085,011
#	Tubacex SA	614,854	2,342,150
#*	Tubos Reunidos SA	83,289	43,925
Ω	Unicaja Banco SA	3,741,336	10,100,903
	Vidrala SA	129,239	12,310,761
	Viscofan SA	265,435	16,496,262
*	Vocento SA	121,275	89,430

TOTAL SPAIN			342,413,421

SWEDEN — (6.3%)
Ω	AcadeMedia AB	491,095	5,423,201
	AddLife AB, Class B	569,253	12,297,925
	Addnode Group AB	593,826	6,911,001
	AFRY AB	442,049	7,583,389
Ω	Alimak Group AB	375,399	5,545,870
	Alleima AB	596,665	5,152,947
	Alligo AB, Class B	165,054	2,059,416
Ω	Ambea AB	367,624	4,956,695
*	Annehem Fastigheter AB, Class B	214,348	421,239
	AQ Group AB	130,190	2,683,006
	Arise AB	21,470	67,778
	Arjo AB, Class B	933,688	2,962,834
	Atrium Ljungberg AB, Class B	182,809	658,075
Ω	Attendo AB	478,828	4,062,676
	Beijer Alma AB	296,567	9,052,954
	Bergman & Beving AB	200,531	7,078,363
	Betsson AB, Class B	432,947	6,747,307
#*	Better Collective AS	148,631	1,823,575
*	BHG Group AB	412,330	1,244,444
	Bilia AB, Class A	514,700	7,205,960
	Billerud Aktiebolag	142,477	1,318,400
	BioGaia AB, Class B	72,686	767,832

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	BioInvent International AB	39,440	$131,369
	Bjorn Borg AB	13,009	87,448
*	Bonava AB, Class B	1,376,013	1,606,414
*Ω	BoneSupport Holding AB	36,518	848,628
#*Ω	Boozt AB	40,683	439,814
Ω	Bravida Holding AB	938,798	7,934,994
#	Bufab AB	1,073,880	11,802,873
	Bulten AB	65,387	335,415
	Bure Equity AB	208,016	6,092,230
	Byggmax Group AB	317,424	1,614,702
*	Carasent AB	4,216	12,608
	Catella AB	107,245	350,313
*	Cavotec Group AB	44,730	71,973
#	Cellavision AB	57,877	1,096,867
#	Cibus Nordic Real Estate AB publ	200,692	3,478,369
*	Cint Group AB	74,205	28,184
	Clas Ohlson AB, Class B	260,229	9,490,224
	Cloetta AB, Class B	1,091,570	4,065,089
	Coinshares International Ltd.	4,502	79,308
#Ω	Coor Service Management Holding AB	335,339	1,646,664
#	Corem Property Group AB (COREB SS), Class B	2,302,739	936,466
	Corem Property Group AB (CORED SS), Class D	460	11,601
	CTT Systems AB	10,788	214,581
	Dios Fastigheter AB	680,078	4,634,762
Ω	Dometic Group AB	519,107	2,537,400
*Ω	Dustin Group AB	360,322	77,868
*	Dynavox Group AB	61,180	629,472
	Eastnine AB	505,684	2,662,670
	Elanders AB, Class B	62,048	413,467
*	Electrolux AB, Class B	485,989	3,135,953
	Electrolux Professional AB, Class B	718,459	4,990,022
	Elekta AB, Class B	1,064,712	5,411,731
*	Eltel AB	129,635	122,172
*	Embracer Group AB	38,627	402,559
*	Enea AB	53,941	395,024
#	Engcon AB	62,429	540,374
	Ependion AB	100,183	1,293,447
	Ework Group AB	46,094	462,048
#	Fagerhult Group AB	323,685	1,573,041

		Shares	Value»
SWEDEN — (Continued)
	Fasadgruppen Group AB	10,832	$34,005
*	Fastighets AB Trianon	20,413	43,468
*	Fastighetsbolaget Emilshus AB, Class B	17,064	104,803
#	FastPartner AB (FPARA SS), Class A	88,242	466,602
	FastPartner AB (FPARD SS), Class D	35	279
	Fenix Outdoor International AG	17,626	972,400
	G5 Entertainment AB	5,544	54,905
	Granges AB	803,061	11,751,067
	Hanza AB	140,095	1,933,827
#	Heba Fastighets AB, Class B	343,323	1,181,295
	Hemnet Group AB	14,007	305,713
#*	Hexatronic Group AB	262,542	597,522
*	HMS Networks AB	9,565	530,941
Ω	Hoist Finance AB	292,360	3,046,704
	Hufvudstaden AB, Class A	4,060	53,962
	Humana AB	111,595	568,392
*	Humble Group AB	59,334	52,284
	Instalco AB	785,537	1,990,483
#*	International Petroleum Corp. (IPCO SS)	481,608	7,494,966
	INVISIO AB	58,370	1,856,025
	Inwido AB	449,118	6,751,647
	JM AB	364,135	5,184,194
*	John Mattson Fastighetsforetagen AB	1,538	10,778
*	Karnov Group AB	72,675	857,537
#*	K-fast Holding AB	18,519	28,455
*	Klarabo Sverige AB, Class B	22,416	36,750
	KNOW IT AB	124,453	1,588,531
	Lime Technologies AB	27,826	1,046,335
#	Lindab International AB	565,453	13,526,956
	Loomis AB	45,831	1,846,322
*	Maha Capital AB	40,455	38,288
*	Medcap AB	22,514	1,441,764
	MEKO AB	154,235	1,247,590
	MIPS AB	9,118	326,476
*	Modern Times Group MTG AB, Class B	437,155	5,876,428

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Momentum Group AB	184,563	$3,160,934
Ω	Munters Group AB	19,990	338,322
*	NCAB Group AB	449,516	2,763,008
#	NCC AB, Class B	489,246	11,152,796
	Nederman Holding AB	50,799	861,796
	Nelly Group AB	5,181	51,313
*	Net Insight AB, Class B	1,416,278	567,061
	New Wave Group AB, Class B	644,123	7,591,408
	Nivika Fastigheter AB, Class B	10,217	44,245
*	Nobia AB	2,281,142	1,072,911
	Nolato AB, Class B	1,528,597	10,116,013
*	Norion Bank AB	306,679	2,284,985
	Note AB	87,168	1,730,697
#	NP3 Fastigheter AB	157,465	4,286,561
#	Nyfosa AB	1,067,086	9,077,054
	OEM International AB, Class B	353,662	5,751,912
#*	Orron Energy AB	740,174	340,736
*	Ovzon AB	568	1,943
	Peab AB, Class B	678,272	5,489,314
	Platzer Fastigheter Holding AB, Class B	324,822	2,493,573
	Prevas AB, Class B	20,231	163,085
*	Pricer AB, Class B	371,092	175,616
	Proact IT Group AB	206,921	2,246,964
	Ratos AB, Class B	1,178,695	4,768,418
	RaySearch Laboratories AB	159,055	3,733,450
	Rejlers AB	4,253	88,965
*	Rottneros AB	532,673	152,635
	Rusta AB	26,860	177,463
#	Rvrc Holding AB	132,635	907,121
*	Samhallsbyggnadsbolaget i Norden AB	1,955,624	1,073,606
*	Samhallsbyggnadsbolaget i Norden AB, Class D	54,283	56,019
	Scandi Standard AB	360,822	3,736,825
Ω	Scandic Hotels Group AB	920,206	8,944,371
*	Sdiptech AB, Class B	81,759	1,627,696
*	Sedana Medical AB	35,048	38,436
*	Sensys Gatso Group AB	29,979	119,457
*Ω	Sinch AB	1,749,070	6,333,661

		Shares	Value»
SWEDEN — (Continued)
*	Sivers Semiconductors AB	68,258	$27,043
	SkiStar AB	305,022	5,093,286
	Solid Forsakring AB	89,141	725,067
*	Stendorren Fastigheter AB	6,035	125,101
	Stenhus Fastigheter I Norden AB	13,110	14,737
*	Stillfront Group AB	1,857,000	1,259,881
	Storskogen Group AB, Class B	4,860,197	5,021,829
	Svedbergs Group AB	2,130	13,286
	Synsam AB	110,359	698,326
	Systemair AB	430,484	3,539,123
	TF Bank AB	20,565	400,892
	Troax Group AB	214,543	3,252,047
	Truecaller AB, Class B	660,546	1,968,951
	VBG Group AB, Class B	66,409	2,525,536
*	Vestum AB	62,611	57,289
	Vitec Software Group AB, Class B	93,866	3,276,021
	Vitrolife AB	72,920	1,125,439
	Volati AB	11,330	127,779

TOTAL SWEDEN			383,302,728

SWITZERLAND — (18.1%)
	Accelleron Industries AG (ACLN SW)	362,317	29,699,449
	Adecco Group AG	620,390	17,297,945
	Allreal Holding AG	110,728	26,464,952
	ALSO Holding AG	31,533	9,060,426
*	ams-OSRAM AG	304,767	4,217,209
	APG SGA SA	8,077	2,128,284
	Arbonia AG	252,050	1,593,810
*	Aryzta AG	96,210	6,168,756
	Ascom Holding AG	125,288	557,372
	Autoneum Holding AG	22,372	4,450,490
	Avolta AG	431,730	22,758,220
	Baloise Holding AG	131,137	32,566,697
	Banque Cantonale de Geneve	101,770	3,154,906
	Banque Cantonale du Jura SA	3,848	311,183
#	Banque Cantonale Vaudoise	104,812	12,169,364
#	Barry Callebaut AG	1,904	2,475,276
*	Basilea Pharmaceutica Ag Allschwil	1,625	94,117
	Belimo Holding AG	52,851	57,023,269

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Bell Food Group AG	13,638	$3,913,052
	Bellevue Group AG	26,100	279,404
	Berner Kantonalbank AG	31,526	10,270,372
	BKW AG	88,043	19,704,679
	Bossard Holding AG, Class A	39,753	8,638,492
	Bucher Industries AG	45,417	20,152,648
	Burckhardt Compression Holding AG	14,686	10,157,514
	Burkhalter Holding AG	27,531	4,889,073
	Bystronic AG	7,308	2,716,175
#	Calida Holding AG	2,321	39,257
*	Carlo Gavazzi Holding AG	3,243	643,203
	Cembra Money Bank AG	161,550	18,473,728
	Cham Swiss Properties AG	25,234	733,894
*	Cicor Technologies Ltd.	14,675	4,035,735
	Cie Financiere Tradition SA	10,201	3,862,714
#	Clariant AG	1,020,790	9,152,504
#	Coltene Holding AG	18,021	1,015,612
	COSMO Pharmaceuticals NV	20,432	1,719,550
	CPH Group AG	229	19,941
	Daetwyler Holding AG	24,060	4,436,682
	DKSH Holding AG	193,753	13,511,483
#*	DocMorris AG	20,803	143,208
	dormakaba Holding AG	194,130	16,581,951
	EFG International AG	601,176	12,536,258
	Emmi AG	14,183	12,602,534
#*	Feintool International Holding AG	33,102	391,018
	Flughafen Zurich AG	114,334	33,772,628
	Forbo Holding AG	6,528	5,997,986
	Fundamenta Real Estate AG	3,737	80,141
Ω	Galenica AG	265,647	28,629,206
#*	GAM Holding AG	106,105	23,546
#	Georg Fischer AG	482,759	34,087,312
#*	Gurit Holding AG, Class BR	14,679	191,052
	Helvetia Holding AG	168,507	41,407,009

		Shares	Value»
SWITZERLAND — (Continued)
	Hiag Immobilien Holding AG	29,767	$4,094,053
	Huber & Suhner AG	103,518	18,958,971
#	Hypothekarbank Lenzburg AG	6	29,845
	Implenia AG	88,228	7,000,911
	Inficon Holding AG	126,120	15,130,419
	Interroll Holding AG	4,298	13,263,223
	Intershop Holding AG	53,477	10,482,652
	Investis Holding SA	7,331	1,198,069
	Jungfraubahn Holding AG	20,143	5,921,444
	Kardex Holding AG	44,989	16,922,205
#*	Komax Holding AG	17,498	1,441,831
#*	Kudelski SA	156,130	250,867
	Landis & Gyr Group AG	94,723	6,862,181
*	LEM Holding SA	3,234	1,836,604
	Liechtensteinische Landesbank AG	65,937	6,486,801
	Luzerner Kantonalbank AG	113,127	11,508,079
Ω	Medacta Group SA	16,951	3,140,730
Ω	Medmix AG	69,171	794,536
#	Meier Tobler Group AG	45,826	2,249,013
#	Metall Zug AG, Class B	963	889,844
	Mikron Holding AG	13,436	357,296
	Mobilezone Holding AG	293,515	4,386,772
	Mobimo Holding AG	61,314	25,989,899
*Ω	Montana Aerospace AG	24,896	987,050
	Naturenergie Holding AG	84,245	3,474,346
	Novavest Real Estate AG	1,614	79,904
	OC Oerlikon Corp. AG Pfaffikon	559,834	2,001,960
	Orell Fuessli AG	5,028	709,243
#*	Orior AG	15,045	254,089
	Phoenix Mecano AG	4,038	2,200,936
	Plazza AG, Class A	7,288	3,610,743
#*Ω	PolyPeptide Group AG	13,274	429,896
	PSP Swiss Property AG	294,218	50,889,020
	Rieter Holding AG	282,152	1,204,952
#	Romande Energie Holding SA	68,779	3,699,203
	Schweiter Technologies AG	4,068	1,405,076

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Schweizerische Nationalbank	23	$101,160
	SFS Group AG	110,663	15,007,768
	Siegfried Holding AG	301,110	29,044,975
#	SIG Group AG	986,264	11,027,168
	SKAN Group AG	7,552	493,405
#*	Softwareone Holding AG	255,975	2,588,584
	St. Galler Kantonalbank AG	16,805	10,659,719
#	Stadler Rail AG	133,101	3,263,841
	StarragTornos Group AG	225	8,806
	Sulzer AG	127,241	21,265,139
	Sunrise Communications AG, Class A	14,460	792,584
#	Swatch Group AG (UHR SW)	58,824	12,293,424
#	Swatch Group AG (UHRN SW)	48,617	2,061,401
	Swiss Prime Site AG	224,162	31,863,036
	Swissquote Group Holding SA	72,853	46,286,603
	Tecan Group AG	709	129,473
	Temenos AG	281,663	26,594,085
	Thurgauer Kantonalbank	2,788	540,511
	TX Group AG	18,706	4,724,402
*	u-blox Holding AG	38,657	6,465,650
	Valiant Holding AG	97,848	16,105,078
#Ω	VAT Group AG	17,356	7,584,864
	Vaudoise Assurances Holding SA	6,782	5,208,500
	Vetropack Holding AG	68,511	1,827,345
	Vontobel Holding AG	191,371	14,511,495
	VP Bank AG, Class A	17,991	1,804,693
	VZ Holding AG	81,039	15,830,806
#	V-ZUG Holding AG	10,662	549,616
	Walliser Kantonalbank	19,673	3,155,874
	Warteck Invest AG	117	282,203
#	Ypsomed Holding AG	20,705	8,129,727
	Zehnder Group AG	66,152	5,829,105
	Zug Estates Holding AG, Class B	1,242	3,302,334
	Zuger Kantonalbank	711	7,755,817

TOTAL SWITZERLAND			1,104,233,140

TOTAL COMMON STOCKS			5,757,866,129

		Shares	Value»
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Draegerwerk AG & Co. KGaA, 2.796%	47,625	$4,013,239
	Einhell Germany AG, 1.843%	1,331	126,227
#	FUCHS SE, 3.020%	425,341	19,040,194
	Jungheinrich AG, 2.591%	292,088	10,438,689
	Porsche Automobil Holding SE, 5.552%	322,087	12,797,633
	Sixt SE, 4.946%	101,360	6,439,331
	STO SE & Co. KGaA, 2.782%	14,183	1,949,783
	Villeroy & Boch AG, 5.438%	41,086	783,885

TOTAL GERMANY			55,588,981

RIGHTS/WARRANTS — (0.0%)

GERMANY — (0.0%)
#*	BayWa AG Rights 11/10/2025	78,427	134,694

ITALY — (0.0%)
#*	Geox SpA Warrants 09/30/2026	99,330	6,538
#*	Webuild SpA Warrants 08/02/2030	116,038	0

TOTAL ITALY			6,538

SPAIN — (0.0%)
*	Vidrala SA Rights 11/17/2025	129,238	610,761

SWITZERLAND — (0.0%)
*	Fundamenta Real Estate AG Rights 11/03/2025	3,737	166

TOTAL RIGHTS/WARRANTS			752,159

TOTAL INVESTMENT SECURITIES (Cost $3,623,656,892)			5,814,207,269

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@§	The DFA Short Term Investment Fund	25,566,008	$295,722,017

TOTAL INVESTMENTS — (100.0%) (Cost $3,919,378,909)			$6,109,929,286

As of October 31, 2025, the value of Rule 144A securities amounted to $366,925,273 or 6.2% of net assets.

Summary of the Series’ investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	—	$213,298,162	—	$213,298,162
Belgium	—	215,004,329	—	215,004,329
Denmark	—	400,490,936	—	400,490,936
Finland	—	375,745,991	—	375,745,991
France	—	718,030,645	—	718,030,645
Germany	$11,981,424	764,345,589	—	776,327,013
Ireland	—	37,071,048	—	37,071,048
Israel	747,556	134,154,272	—	134,901,828
Italy	2,130,681	575,532,372	—	577,663,053
Netherlands	—	311,872,191	—	311,872,191
Norway	146,705	87,601,525	—	87,748,230
Portugal	—	79,763,414	—	79,763,414
Spain	—	342,393,255	$20,166	342,413,421
Sweden	—	383,302,728	—	383,302,728
Switzerland	6,465,650	1,097,767,490	—	1,104,233,140
Preferred Stocks
Germany	—	55,588,981	—	55,588,981
Rights/Warrants
Germany	—	134,694	—	134,694
Italy	—	6,538	—	6,538
Spain	—	610,761	—	610,761
Switzerland	—	166	—	166
Securities Lending Collateral	—	295,722,017	—	295,722,017

Total Investments in Securities	$21,472,016	$6,088,437,104	$20,166<>	$6,109,929,286

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (91.8%)
COMMUNICATION SERVICES — (1.3%)
*	Cineplex, Inc.	28,705	$258,694
	Cogeco Communications, Inc.	49,159	2,238,276
	Cogeco, Inc.	31,967	1,336,298
	Quebecor, Inc., Class B	588,740	18,780,241
*	Telesat Corp.	8,400	252,860
	TELUS Corp.	180,109	2,633,800
	Yellow Pages Ltd.	56,545	443,474

TOTAL COMMUNICATION SERVICES			25,943,643

CONSUMER DISCRETIONARY — (5.6%)
*	Aritzia, Inc.	450,762	31,486,331
*	AutoCanada, Inc.	96,759	1,744,704
»	BMTC Group, Inc.	20,581	190,762
	BRP, Inc. (DOOO US)	114,464	7,190,628
*	Canada Goose Holdings, Inc. (GOOS US)	49,278	686,443
#	Canadian Tire Corp. Ltd., Class A	205,490	23,566,409
*	Dorel Industries, Inc., Class B	99,477	127,666
	Exco Technologies Ltd.	161,624	753,642
	Gamehost, Inc.	75,333	631,647
#	Gildan Activewear, Inc. (GIL CN)	45,173	2,634,273
#	Gildan Activewear, Inc. (GIL US)	335,007	19,527,558
*	GoldMoney, Inc.	16,695	134,507
	Leon’s Furniture Ltd.	129,679	2,700,740
	Linamar Corp.	227,439	12,316,133
	Martinrea International, Inc.	395,219	2,851,675
#	MTY Food Group, Inc.	90,302	2,178,748
	Pet Valu Holdings Ltd.	133,637	3,315,795
	Pizza Pizza Royalty Corp.	136,724	1,511,953
#	Pollard Banknote Ltd.	36,429	526,221
#Ω	Spin Master Corp.	138,289	2,053,802

TOTAL CONSUMER DISCRETIONARY			116,129,637

CONSUMER STAPLES — (2.7%)
	Andrew Peller Ltd., Class A	102,752	364,839
*	Canada Packers, Inc.	88,417	1,054,662

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Corby Spirit & Wine Ltd.	49,867	$487,808
	Empire Co. Ltd., Class A	118,269	4,018,051
	High Liner Foods, Inc.	93,008	1,124,677
Ω	Jamieson Wellness, Inc.	221,615	5,501,860
#	KP Tissue, Inc.	39,800	267,594
	Lassonde Industries, Inc., Class A	17,100	2,662,384
	Maple Leaf Foods, Inc.	442,088	8,497,873
	North West Co., Inc.	260,127	8,438,757
#	Premium Brands Holdings Corp.	231,302	15,947,313
	Rogers Sugar, Inc.	597,725	2,633,732
	Saputo, Inc.	119,504	2,887,591
*	SunOpta, Inc. (SOY CN)	125,411	657,211
*	SunOpta, Inc. (STKL US)	24,676	128,809

TOTAL CONSUMER STAPLES			54,673,161

ENERGY — (15.6%)
*	Advantage Energy Ltd.	1,169,723	9,282,391
*	Athabasca Oil Corp.	2,931,609	14,401,473
#	Baytex Energy Corp.	2,396,208	5,791,697
#	Birchcliff Energy Ltd.	1,512,977	7,054,914
*	Bonterra Energy Corp.	33,162	85,592
*	Calfrac Well Services Ltd.	13,937	30,407
*	Canacol Energy Ltd.	121,631	195,990
#	Cardinal Energy Ltd.	733,319	4,172,317
	CES Energy Solutions Corp.	1,451,076	9,942,491
*	Denison Mines Corp. (DML CN)	4,838	15,419
	Enerflex Ltd. (EFX CN)	501,298	6,308,445
	Enerflex Ltd. (EFXT US)	50,471	635,430
*	Ensign Energy Services, Inc.	657,397	1,204,599
#	Freehold Royalties Ltd.	623,529	6,308,421
#	Frontera Energy Corp.	178,762	712,473
	Gibson Energy, Inc.	849,068	14,474,504
*	Gran Tierra Energy, Inc. (GTE CN)	4,502	15,312

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
#	Headwater Exploration, Inc.	1,240,510	$6,545,060
	InPlay Oil Corp.	4,862	41,629
*	IsoEnergy Ltd.	5,405	55,262
*	Kelt Exploration Ltd.	959,125	4,561,238
	Keyera Corp.	160,074	4,726,152
*	Kolibri Global Energy, Inc.	5,600	24,196
*††	Lightstream Resources Ltd.	687,816	0
*	Mattr Corp.	299,643	2,337,239
	MEG Energy Corp.	1,128,222	23,874,820
	Meren Energy, Inc.	1,238,657	1,607,326
	North American Construction Group Ltd. (NOA CN)	121,746	1,895,785
#	North American Construction Group Ltd. (NOA US)	28,452	443,282
*	NuVista Energy Ltd.	807,648	9,605,054
*	Obsidian Energy Ltd. (OBE CN)	5,660	32,082
#*	Obsidian Energy Ltd. (OBE US)	323,765	1,835,748
#	Paramount Resources Ltd., Class A	384,576	6,306,551
	Parex Resources, Inc.	615,121	7,868,005
	Parkland Corp.	737,606	21,015,105
	Pason Systems, Inc.	273,589	2,331,032
#	Peyto Exploration & Development Corp.	1,048,317	15,270,127
	PHX Energy Services Corp.	136,923	743,897
#	Pine Cliff Energy Ltd.	108,200	58,630
#	PrairieSky Royalty Ltd.	1,144,791	20,552,449
*	Precision Drilling Corp. (PD CN)	26,593	1,595,322
*	Precision Drilling Corp. (PDS US)	27,017	1,618,588
#*	Questerre Energy Corp., Class A	794,460	175,596
*	Saturn Oil & Gas, Inc.	63,600	119,260
	Secure Waste Infrastructure Corp.	1,822,233	22,749,490
*	Source Energy Services Ltd.	2,400	21,064
	South Bow Corp.	328,716	8,524,013
*	Spartan Delta Corp.	390,411	1,748,088
*Ω	STEP Energy Services Ltd.	30,460	118,795
	Strathcona Resources Ltd.	47,661	1,257,322
#	Surge Energy, Inc.	217,348	1,027,425

		Shares	Value»
ENERGY — (Continued)
#	Tamarack Valley Energy Ltd.	2,856,995	$12,690,513
*	Tenaz Energy Corp.	16,600	316,720
#	TerraVest Industries, Inc.	35,869	3,472,456
#*	Tidewater Midstream & Infrastructure Ltd.	60,962	258,183
#	Topaz Energy Corp.	481,425	8,546,920
	Total Energy Services, Inc.	249,286	2,506,104
#	Trican Well Service Ltd.	1,249,399	4,676,729
*	Valeura Energy, Inc.	72,128	342,499
#	Vermilion Energy, Inc. (VET CN)	191,659	1,433,463
	Vermilion Energy, Inc. (VET US)	214,605	1,603,099
#	Whitecap Resources, Inc.	4,701,977	35,007,483
*	Yangarra Resources Ltd.	135,371	98,448

TOTAL ENERGY			322,270,124

FINANCIALS — (5.6%)
	AGF Management Ltd., Class B	367,701	3,665,082
	Alaris Equity Partners Income	30,816	430,200
	Canaccord Genuity Group, Inc.	432,506	3,626,445
*††	Chesswood Group Ltd.	27,283	6,614
	Clairvest Group, Inc.	1,900	96,182
	Definity Financial Corp.	387,904	18,046,227
	E-L Financial Corp. Ltd.	740,300	8,582,424
#	EQB, Inc.	165,215	10,539,222
	Fiera Capital Corp.	218,747	981,012
	Firm Capital Mortgage Investment Corp.	189,321	1,582,006
#	goeasy Ltd.	62,859	7,558,497
#	Guardian Capital Group Ltd., Class A	93,214	4,450,187
	IGM Financial, Inc.	210,673	8,103,674
#	Laurentian Bank of Canada	209,267	4,968,515
	Onex Corp.	277,156	24,108,254
#	Propel Holdings, Inc.	26,500	482,179
*	RF Capital Group, Inc.	1,102	15,704
	Sprott, Inc. (SII CN)	122,216	10,034,915
#	Timbercreek Financial Corp.	445,430	2,108,770

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
*	Trisura Group Ltd. (TSU CN)	249,797	$6,883,643
	VersaBank (VBNK CN)	3,400	40,580

TOTAL FINANCIALS			116,310,332

HEALTH CARE — (1.6%)
	Andlauer Healthcare Group, Inc.	91,822	3,561,454
*	Aurora Cannabis, Inc. (ACB CN)	3,845	19,082
*	Bausch Health Cos., Inc. (BHC US)	1,387,468	9,740,025
#*	Cronos Group, Inc. (CRON CN)	120,512	303,310
#*	Cronos Group, Inc. (CRON US)	457,202	1,147,577
	dentalcorp Holdings Ltd.	26,521	206,110
#	Extendicare, Inc.	420,755	4,817,886
*	HLS Therapeutics, Inc.	4,504	17,919
*	Knight Therapeutics, Inc.	408,150	1,699,473
	Medical Facilities Corp.	135,329	1,394,249
*	Organigram Global, Inc.	38,249	61,905
#	Sienna Senior Living, Inc.	411,218	5,611,716
*	Viemed Healthcare, Inc.	93,487	603,926
*	Vitalhub Corp.	8,082	63,155
*	Well Health Technologies Corp.	836,252	3,130,243
††	Zenith Capital Corp.	111,820	2,392

TOTAL HEALTH CARE			32,380,422

INDUSTRIALS — (10.7%)
#	ADENTRA, Inc.	85,888	2,153,706
	Aecon Group, Inc.	352,409	7,769,054
	AG Growth International, Inc.	76,535	1,968,830
*	Air Canada	772,266	10,153,353
	Algoma Central Corp.	51,900	643,870
#*	ATS Corp. (ATS CN)	407,018	11,195,861
#*	ATS Corp. (ATS US)	7,768	213,309
	Badger Infrastructure Solutions Ltd.	180,224	9,456,122
#*	Ballard Power Systems, Inc. (BLDP US)	215,532	769,449
#	Bird Construction, Inc.	315,414	6,773,569

		Shares	Value»
INDUSTRIALS — (Continued)
	Black Diamond Group Ltd.	265,177	$2,826,563
*	Bombardier, Inc. (BBD/A CN), Class A	7,600	1,051,987
*	Bombardier, Inc. (BBD/B CN), Class B	104,210	14,560,646
#	Boyd Group, Inc.	102,162	16,318,386
*	CAE, Inc. (CAE US)	152,700	4,284,762
	Calian Group Ltd.	48,237	1,736,814
	Dexterra Group, Inc.	157,443	1,194,390
	Doman Building Materials Group Ltd.	389,975	2,469,059
#	Exchange Income Corp.	121,007	6,629,480
	Finning International, Inc.	746,988	40,397,162
*	GDI Integrated Facility Services, Inc.	61,231	1,287,879
	Hammond Power Solutions, Inc.	26,225	4,001,390
	K-Bro Linen, Inc.	58,878	1,580,519
*»	Lion Electric Co. (LEV CN)	67,500	2,565
	Magellan Aerospace Corp.	88,957	1,092,816
*	MDA Space Ltd.	526,969	10,287,270
#	Mullen Group Ltd.	454,647	4,570,620
*	NFI Group, Inc.	264,881	2,708,205
#	Richelieu Hardware Ltd.	294,993	8,087,042
#	Russel Metals, Inc.	320,920	9,932,721
#	Savaria Corp.	268,384	4,211,709
	TFI International, Inc. (TFII US)	28,564	2,563,048
	Toromont Industries Ltd.	201,877	24,254,603
*	Transat AT, Inc.	19,900	29,938
	Wajax Corp.	116,375	2,063,560
#	Westshore Terminals Investment Corp.	141,504	2,600,958

TOTAL INDUSTRIALS			221,841,215

INFORMATION TECHNOLOGY — (7.1%)
*	Bitfarms Ltd.	142,800	570,161
#*	BlackBerry Ltd.	981,441	4,789,814
*	Celestica, Inc. (CLS CN)	317,593	109,340,937
	Computer Modelling Group Ltd.	379,496	1,439,463

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	Descartes Systems Group, Inc. (DSG CN)	1,000	$88,318
*	Descartes Systems Group, Inc. (DSGX US)	19,664	1,734,561
*	Docebo, Inc.	7,890	197,735
#	Dye & Durham Ltd.	140,244	514,960
	Enghouse Systems Ltd.	201,318	2,987,008
	Evertz Technologies Ltd.	118,943	1,087,198
*	Firan Technology Group Corp.	25,900	201,653
*	Lightspeed Commerce, Inc. (LSPD CN)	37,467	450,122
#*	Lightspeed Commerce, Inc. (LSPD US)	444,457	5,333,484
	Open Text Corp. (OTEX CN)	59,231	2,272,447
#	Open Text Corp. (OTEX US)	421,998	16,183,623
#*	Quarterhill, Inc.	841,258	653,789
	Vecima Networks, Inc.	6,059	43,589

TOTAL INFORMATION TECHNOLOGY			147,888,862

MATERIALS — (32.0%)
*	5N Plus, Inc.	548,950	7,851,369
#	Acadian Timber Corp.	66,067	675,013
#	ADF Group, Inc.	19,985	102,451
#*	Aimia, Inc.	349,697	694,382
#	AirBoss of America Corp.	94,797	312,937
#	Algoma Steel Group, Inc. (ASTL US)	203,169	847,215
*	Alkane Resources Ltd.	11,008	7,064
*	Allied Gold Corp.	163,751	2,491,500
	Altius Minerals Corp.	168,980	4,573,442
	Amerigo Resources Ltd.	267,687	584,024
*»	Aura Minerals, Inc.	13,881	448,773
*	Avino Silver & Gold Mines Ltd. (ASM US)	83,330	387,484
	B2Gold Corp. (BTG US)	5,234,539	22,979,626
	B2Gold Corp. (BTO CN)	1,376,372	6,025,401
#*	Canfor Corp.	431,575	3,763,261
*	Capstone Copper Corp.	3,319,114	29,628,396
	Cascades, Inc.	637,040	5,046,176

		Shares	Value»
MATERIALS — (Continued)
	Centerra Gold, Inc.	1,209,372	$14,167,043
	China Gold International Resources Corp. Ltd. (CGG CN)	780,329	13,213,656
	DPM Metals, Inc.	968,032	20,705,829
*	Eldorado Gold Corp. (EGO US)	469,393	12,035,237
*	Eldorado Gold Corp. (ELD CN)	658,322	16,874,029
*	Eloro Resources Ltd.	5,800	5,583
	Endeavour Mining PLC	865,828	34,687,445
#*	Endeavour Silver Corp. (EDR CN)	313,415	2,574,269
#*	Endeavour Silver Corp. (EXK US)	948,475	7,777,495
#*	Equinox Gold Corp. (EQX CN)	560,910	6,162,794
#*	Equinox Gold Corp. (EQX US)	2,156,041	23,651,770
#*	ERO Copper Corp. (ERO CN)	207,129	4,423,025
*	ERO Copper Corp. (ERO US)	151,266	3,229,529
#	First Majestic Silver Corp. (AG US)	894,227	11,419,279
#	First Majestic Silver Corp. (FR CN)	626,941	8,014,728
*	First Mining Gold Corp.	317,405	76,944
*	Foraco International SA	355,941	525,327
#*	Fortuna Mining Corp. (FSM US)	1,113,846	9,211,506
*	Fortuna Mining Corp. (FVI CN)	858,460	7,093,905
*	Galiano Gold, Inc.	325,391	779,346
*	GoGold Resources, Inc.	601,925	1,098,662
*††	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc. (HBM CN)	1,347,989	21,605,492
	Hudbay Minerals, Inc. (HBM US)	977,377	15,638,032
*	IAMGOLD Corp. (IAG US)	1,146,593	13,277,547
*	IAMGOLD Corp. (IMG CN)	2,280,410	26,404,662
*	Imperial Metals Corp.	343,977	1,679,970
*	Interfor Corp.	316,704	1,786,124
#*	K92 Mining, Inc.	954,233	12,688,635

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Labrador Iron Ore Royalty Corp.	317,769	$6,556,796
*	Largo, Inc. (LGO CN)	35,049	41,733
*	Lucara Diamond Corp.	1,577,773	202,488
	Lundin Gold, Inc.	536,872	36,498,339
	Lundin Mining Corp.	309,893	4,984,625
*	Major Drilling Group International, Inc.	436,147	3,840,444
	Methanex Corp. (MEOH US)	145,713	5,729,435
#	Methanex Corp. (MX CN)	193,398	7,611,543
	Neo Performance Materials, Inc.	60,255	830,866
*	New Gold, Inc. (NGD CN)	3,379,281	24,888,933
*	New Gold, Inc. (NGD US)	1,393,601	10,229,031
	OceanaGold Corp.	1,317,609	29,470,175
	OR Royalties, Inc. (OR CN)	291,656	9,357,613
	OR Royalties, Inc. (OR US)	223,751	7,155,557
*††	Orbite Technologies, Inc.	73,500	0
*	Orla Mining Ltd. (OLA CN)	246,169	2,539,701
*	Orla Mining Ltd. (ORLA US)	627,078	6,471,445
	Pan American Silver Corp. (PAAS US)	25,689	904,511
*	PMET Resources, Inc.	4,800	12,902
	Royal Gold, Inc.	80,354	14,044,999
#*	Seabridge Gold, Inc. (SA US)	250,242	5,963,267
*	Seabridge Gold, Inc. (SEA CN)	76,784	1,831,801
*	SSR Mining, Inc. (SSRM CN)	852,816	19,281,159
*	SSR Mining, Inc. (SSRM US)	140,822	3,176,944
	Stella-Jones, Inc.	317,270	18,008,531
*	Taseko Mines Ltd. (TGB US)	250,167	1,133,257
*	Taseko Mines Ltd. (TKO CN)	1,628,726	7,374,005
*	Torex Gold Resources, Inc.	466,858	19,286,123
	Transcontinental, Inc., Class A	437,449	6,141,222
*††	Trevali Mining Corp.	255,929	0
	Triple Flag Precious Metals Corp. (TFPM CN)	10,672	296,368

		Shares	Value»
MATERIALS — (Continued)
	Triple Flag Precious Metals Corp. (TFPM US)	205,954	$5,717,285
*††	Victoria Gold Corp./Vancouver	2,100	135
*	Wesdome Gold Mines Ltd.	748,317	11,289,714
	West Fraser Timber Co. Ltd. (WFG CN)	33,739	2,059,148
#	West Fraser Timber Co. Ltd. (WFG US)	129,791	7,917,251
*	Western Copper & Gold Corp.	27,900	58,483
*	Western Forest Products, Inc.	39,544	336,362
	Winpak Ltd.	173,128	5,310,304

TOTAL MATERIALS			663,778,872

REAL ESTATE — (1.7%)
	Altus Group Ltd.	204,978	8,420,971
	Colliers International Group, Inc. (CIGI CN)	12,139	1,936,545
	Colliers International Group, Inc. (CIGI US)	58,864	9,390,574
	DREAM Unlimited Corp., Class A	207,598	2,751,593
	FirstService Corp. (FSV CN)	7,697	1,225,220
	FirstService Corp. (FSV US)	14,305	2,280,360
	Information Services Corp.	34,805	920,904
	Mainstreet Equity Corp.	30,649	4,124,848
	Melcor Developments Ltd.	50,640	532,558
	Morguard Corp.	19,800	1,642,247
*	Real Matters, Inc.	1,806	9,477
	StorageVault Canada, Inc.	708,654	2,501,043

TOTAL REAL ESTATE			35,736,340

UTILITIES — (7.9%)
#	Algonquin Power & Utilities Corp. (AQN CN)	524,908	2,930,398
	Algonquin Power & Utilities Corp. (AQN US)	3,383,655	18,880,795
	AltaGas Ltd.	28,400	833,644

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UTILITIES — (Continued)
	Atco Ltd., Class I	390,646	$14,720,075
#	Boralex, Inc., Class A	431,049	8,654,479
	Brookfield Infrastructure Corp., Class A	410,378	18,594,250
#	Canadian Utilities Ltd., Class A	309,994	8,681,733
#	Capital Power Corp.	711,074	35,996,046
	Maxim Power Corp.	19,290	63,266
#	Northland Power, Inc.	1,379,059	25,200,729
	Polaris Renewable Energy, Inc.	123,152	1,143,231
	Superior Plus Corp.	809,701	4,606,905
	TransAlta Corp.	1,368,099	24,181,080

TOTAL UTILITIES			164,486,631

TOTAL COMMON STOCKS Cost ($1,125,994,652)			1,901,439,239

		Shares	Value†
SECURITIES LENDING COLLATERAL — (8.2%)
@§	The DFA Short Term Investment Fund	14,760,383	$170,733,348

TOTAL INVESTMENTS — (100.0%) (Cost $1,296,724,246)			$2,072,172,587

As of October 31, 2025, the value of Rule 144A securities amounted to $7,674,457 or 0.4% of net assets.

Summary of the Series’ investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$ 25,943,643	—	—	$ 25,943,643
Consumer Discretionary	115,938,875	$ 190,762	—	116,129,637
Consumer Staples	54,673,161	—	—	54,673,161
Energy	322,270,124	—	—	322,270,124
Financials	116,303,718	—	$ 6,614	116,310,332
Health Care	32,378,030	—	2,392	32,380,422
Industrials	221,838,650	2,565	—	221,841,215
Information Technology	147,888,862	—	—	147,888,862
Materials	663,329,964	448,773	135	663,778,872
Real Estate	35,736,340	—	—	35,736,340
Utilities	164,486,631	—	—	164,486,631
Securities Lending Collateral	—	170,733,348	—	170,733,348

Total Investments in Securities	$1,900,787,998	$171,375,448	$9,141<>	$2,072,172,587

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (2.6%)
#	Ambev SA (ABEV US), ADR	1,798,613	$4,154,796
	Ambev SA (ABEV3 BZ)	162,900	384,847
	B3 SA - Brasil Bolsa Balcao	2,143,694	5,044,502
	Banco Bradesco SA (BBDC3 BZ)	247,906	712,852
	Banco BTG Pactual SA	303,139	2,750,815
	Banco do Brasil SA	762,709	3,104,736
	Banco Santander Brasil SA	1,154,947	6,685,016
	BB Seguridade Participacoes SA	482,026	2,943,253
	Caixa Seguridade Participacoes SA	207,995	578,757
	Centrais Eletricas Brasileiras SA	804,990	8,337,260
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	131,581	3,228,998
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	223,400	5,474,181
	Cia Energetica de Minas Gerais (CMIG3 BZ)	325,604	879,986
	Cia Paranaense de Energia - Copel	638,097	1,554,931
#	Cia Paranaense de Energia - Copel, Sponsored ADR	17,400	179,916
	Cia Paranaense de Energia - Copel, ADR	4,349	42,229
	CPFL Energia SA	173,333	1,340,282
	Embraer SA (EMBR3 BZ)	148,600	2,402,757
	Embraer SA (ERJ US), Sponsored ADR	92,800	5,983,744
	Energisa SA	302,121	2,910,609
*	Eneva SA	758,411	2,581,159
	Engie Brasil Energia SA	188,276	1,399,835
	Equatorial Energia SA	873,086	5,947,751
	Gerdau SA, Sponsored ADR	483,639	1,687,900

		Shares	Value»
BRAZIL — (Continued)
*	JBS NV, BDR	206,925	$2,749,666
	Klabin SA	934,180	3,132,484
	Localiza Rent a Car SA	565,888	4,148,481
	MBRF Global Foods Co. SA	37,800	125,556
	Motiva Infraestrutura de Mobilidade SA	794,987	2,346,563
	Neoenergia SA	223,442	1,211,914
	Petroleo Brasileiro SA - Petrobras	2,899,815	16,984,019
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	142,561	1,659,410
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	249,953	2,761,981
	Porto Seguro SA	177,474	1,585,075
*	PRIO SA	727,421	4,871,603
	Raia Drogasil SA	916,409	3,406,757
Ω	Rede D’Or Sao Luiz SA	202,956	1,634,980
	Rumo SA	588,690	1,742,013
	Suzano SA (SUZB3 BZ)	551,843	5,014,843
	Telefonica Brasil SA (VIVT3 BZ)	528,210	3,145,726
	TIM SA	694,600	3,136,058
	TOTVS SA	265,944	2,193,317
	Ultrapar Participacoes SA (UGPA3 BZ)	470,153	1,871,017
	Vale SA (VALE US), Sponsored ADR	328,017	3,965,732
	Vale SA (VALE3 BZ)	2,069,828	25,107,472
	Vibra Energia SA	865,087	3,827,000
	WEG SA	556,211	4,352,547

TOTAL BRAZIL			171,285,326

CHILE — (0.5%)
	Banco de Chile (BCH US), ADR	126,527	4,417,068
	Banco de Credito e Inversiones SA	58,961	3,025,954
	Banco Itau Chile SA	3,022	54,870
#	Banco Santander Chile (BSAC US), ADR	83,901	2,407,959
	Banco Santander Chile (BSAN CI)	5,495,021	397,032
	Cencosud SA	886,788	2,746,748

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Cencosud Shopping SA	415,840	$986,195
	Colbun SA	1,715,898	257,892
	Embotelladora Andina SA, ADR, Class B	5,680	153,701
	Empresas CMPC SA	1,023,177	1,477,638
	Empresas Copec SA	250,716	1,791,010
	Enel Americas SA (ENELAM CI)	5,547,362	524,455
	Enel Chile SA (ENELCHIL CI)	25,211,588	1,924,345
	Falabella SA	319,372	2,011,077
	Latam Airlines Group SA	72,621,167	1,650,440
#	Latam Airlines Group SA, ADR	36,447	1,639,750
	Plaza SA	463,087	1,303,117
#*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	71,013	3,478,927

TOTAL CHILE			30,248,178

CHINA — (25.7%)
	360 Security Technology, Inc., Class A	103,400	174,024
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	140,663	410,696
	Accelink Technologies Co. Ltd., Class A	36,900	326,058
*	ADAMA Ltd., Class A	40,900	36,942
*	Addsino Co. Ltd., Class A	48,600	57,191
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	3,354	131,769
	Advanced Technology & Materials Co. Ltd., Class A	33,000	98,567
	AECC Aero-Engine Control Co. Ltd., Class A	53,757	141,845
	AECC Aviation Power Co. Ltd., Class A	79,700	437,882
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	54,800	154,080

		Shares	Value»
CHINA — (Continued)
	Agricultural Bank of China Ltd., Class H	12,844,000	$9,798,392
	Aier Eye Hospital Group Co. Ltd., Class A	414,281	712,932
*	Air China Ltd., Class H	1,822,000	1,338,879
	Aisino Corp., Class A	136,900	159,980
*Ω	Akeso, Inc.	168,000	2,446,229
	Alibaba Group Holding Ltd. (9988 HK)	4,044,300	86,057,593
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	468,034	79,767,035
*	Alibaba Health Information Technology Ltd.	1,738,000	1,296,350
	All Winner Technology Co. Ltd., Class A	11,700	75,329
	Aluminum Corp. of China Ltd., Class H	4,888,000	6,215,180
*	Amlogic Shanghai Co. Ltd., Class A	18,181	219,750
	An Hui Wenergy Co. Ltd., Class A	135,218	155,643
	Andon Health Co. Ltd., Class A	24,300	138,410
	Angel Yeast Co. Ltd., Class A	49,800	271,786
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	182,305
	Anhui Conch Cement Co. Ltd., Class H	1,000,000	2,981,463
	Anhui Gujing Distillery Co. Ltd., Class A	22,616	512,006
	Anhui Heli Co. Ltd., Class A	64,900	190,085
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	20,700	52,686
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	81,300	583,494
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	183,900	165,766
	Anhui Jinhe Industrial Co. Ltd., Class A	17,700	49,964
	Anhui Kouzi Distillery Co. Ltd., Class A	46,700	212,769

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui XDLK Microsystem Corp. Ltd., Class A	1,897	$17,167
	Anhui Xinhua Media Co. Ltd., Class A	42,600	40,116
	Anhui Yingjia Distillery Co. Ltd., Class A	41,500	247,207
	Anhui Yingliu Electromechanical Co. Ltd., Class A	26,500	148,550
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	123,900	399,288
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	7,754	214,606
	Anjoy Foods Group Co. Ltd., Class A	19,800	205,642
	Anker Innovations Technology Co. Ltd., Class A	24,180	397,668
	ANTA Sports Products Ltd.	1,243,200	12,976,681
	Apeloa Pharmaceutical Co. Ltd., Class A	76,500	167,124
	APT Medical, Inc., Class A	8,179	317,466
	Arcsoft Corp. Ltd., Class A	11,355	85,458
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	39,774	233,444
*	ASR Microelectronics Co. Ltd., Class A	16,813	220,783
	Asymchem Laboratories Tianjin Co. Ltd., Class A	12,970	178,818
	Autel Intelligent Technology Corp. Ltd., Class A	33,752	182,855
	Autobio Diagnostics Co. Ltd., Class A	33,300	179,960
	Avary Holding Shenzhen Co. Ltd., Class A	119,276	879,202
	Avicopter PLC, Class A	32,004	162,160
*	BAIC BluePark New Energy Technology Co. Ltd., Class A	51,100	59,984

		Shares	Value»
CHINA — (Continued)
*	Baidu, Inc. (9888 HK), Class A	1,812,350	$27,432,143
*	Baidu, Inc. (BIDU US), Sponsored ADR	2,292	277,034
	Baiyin Nonferrous Group Co. Ltd., Class A	343,500	255,533
	Bank of Beijing Co. Ltd., Class A	880,308	691,904
	Bank of Changsha Co. Ltd., Class A	328,284	441,789
	Bank of Chengdu Co. Ltd., Class A	338,750	800,683
	Bank of China Ltd., Class H	32,691,181	18,511,163
	Bank of Communications Co. Ltd., Class H	5,191,515	4,611,623
	Bank of Guiyang Co. Ltd., Class A	181,323	155,015
	Bank of Hangzhou Co. Ltd., Class A	356,304	786,367
	Bank of Jiangsu Co. Ltd., Class A	1,156,770	1,754,173
	Bank of Nanjing Co. Ltd., Class A	454,780	723,371
	Bank of Ningbo Co. Ltd., Class A	274,842	1,095,501
	Bank of Shanghai Co. Ltd., Class A	573,383	765,295
	Bank of Suzhou Co. Ltd., Class A	341,360	396,847
	Bank of Xi’an Co. Ltd., Class A	245,400	134,157
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	96,000	114,324
	Baoji Titanium Industry Co. Ltd., Class A	29,300	132,011
	Baoshan Iron & Steel Co. Ltd., Class A	843,900	874,657
	BBMG Jidong Cement Group Co. Ltd., Class A	83,200	56,366
	Beibuwan Port Co. Ltd., Class A	144,000	177,331
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	23,800	65,184
	Beijing Balance Medical Technology Co. Ltd., Class A	4,046	65,127

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing BDStar Navigation Co. Ltd., Class A	26,700	$113,044
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	630,560	282,774
*	Beijing Compass Technology Development Co. Ltd., Class A	29,145	592,382
	Beijing Dabeinong Technology Group Co. Ltd., Class A	303,161	175,471
	Beijing Dahao Technology Corp. Ltd., Class A	35,400	95,248
	Beijing Easpring Material Technology Co. Ltd., Class A	20,600	199,879
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	20,700	59,348
	Beijing Enlight Media Co. Ltd., Class A	107,306	255,778
*	Beijing Highlander Digital Technology Co. Ltd., Class A	9,300	26,032
*	Beijing Hotgen Biotech Co. Ltd., Class A	2,754	61,964
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	5,744	161,561
	Beijing Jetsen Technology Co. Ltd., Class A	173,800	161,938
	Beijing Jingyi Automation Equipment Co. Ltd., Class A	4,319	52,671
	Beijing Kingsoft Office Software, Inc., Class A	7,538	380,425
	Beijing New Building Materials PLC, Class A	115,703	386,617
	Beijing Originwater Technology Co. Ltd., Class A	255,149	156,421

		Shares	Value»
CHINA — (Continued)
	Beijing Roborock Technology Co. Ltd., Class A	6,122	$140,577
	Beijing Shiji Information Technology Co. Ltd., Class A	49,928	69,306
	Beijing Shougang Co. Ltd., Class A	373,100	220,349
	Beijing Sifang Automation Co. Ltd., Class A	46,600	184,433
	Beijing Sinnet Technology Co. Ltd., Class A	103,088	197,605
	Beijing Teamsun Technology Co. Ltd., Class A	48,400	130,101
	Beijing Tiantan Biological Products Corp. Ltd., Class A	118,807	307,692
	Beijing Tong Ren Tang Co. Ltd., Class A	37,800	180,032
	Beijing Ultrapower Software Co. Ltd., Class A	122,700	209,789
	Beijing United Information Technology Co. Ltd., Class A	55,486	221,624
	Beijing Wandong Medical Technology Co. Ltd., Class A	13,600	30,353
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	12,180	96,611
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	305,417
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	53,900	105,425
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,411,900	1,029,578
*	Beiqi Foton Motor Co. Ltd., Class A	549,600	231,862
*	Bengang Steel Plates Co. Ltd., Class A	58,000	29,106
*	BeOne Medicines Ltd., Class H	184,600	4,438,209

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	BeOne Medicines Ltd. (BGNE US), ADR	5,143	$1,596,799
	Bestechnic Shanghai Co. Ltd., Class A	992	34,308
	Bethel Automotive Safety Systems Co. Ltd., Class A	26,740	188,765
	Betta Pharmaceuticals Co. Ltd., Class A	9,306	74,394
*	Better Life Commercial Chain Share Co. Ltd., Class A	147,900	109,148
*	BGI Genomics Co. Ltd., Class A	17,900	123,644
#*	Bilibili, Inc., Sponsored ADR	4,978	150,584
*	Biwin Storage Technology Co. Ltd., Class A	5,669	104,355
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	14,567	110,500
	Bloomage Biotechnology Corp. Ltd. (688363 CH), Class A	6,559	49,754
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	163,380	168,758
	Bluestar Adisseo Co., Class A	80,300	106,189
	BOC International China Co. Ltd., Class A	114,700	226,791
	BOE Technology Group Co. Ltd., Class A	2,350,252	1,341,572
*	Bohai Leasing Co. Ltd., Class A	526,300	264,409
	Bright Dairy & Food Co. Ltd., Class A	66,400	78,033
	BrightGene Bio-Medical Technology Co. Ltd., Class A	14,978	121,067
	BTG Hotels Group Co. Ltd., Class A	81,500	166,470
	BYD Co. Ltd., Class H	2,180,657	28,174,053
#	BYD Electronic International Co. Ltd.	55,500	260,552

		Shares	Value»
CHINA — (Continued)
	By-health Co. Ltd., Class A	93,100	$164,211
	Caitong Securities Co. Ltd., Class A	214,590	259,459
	Canmax Technologies Co. Ltd., Class A	48,770	208,383
	Castech, Inc., Class A	21,000	136,767
	Cathay Biotech, Inc., Class A	16,902	120,731
	CCCC Design & Consulting Group Co. Ltd., Class A	107,500	115,858
	CECEP Solar Energy Co. Ltd., Class A	221,400	145,027
	CECEP Wind-Power Corp., Class A	536,160	232,912
	Central China Land Media Co. Ltd., Class A	65,400	111,161
*	CETC Chips Technology, Inc., Class A	38,100	71,597
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,500	86,111
	CETC Digital Technology Co. Ltd., Class A	27,800	106,384
	CETC Potevio Science&Technology Co. Ltd., Class A	25,300	89,317
Ω	CGN Power Co. Ltd., Class H	5,876,000	2,328,021
	Changchun High-Tech Industry Group Co. Ltd., Class A	15,000	236,779
	Changjiang Securities Co. Ltd., Class A	255,570	316,939
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	17,100	311,845
	Chaozhou Three-Circle Group Co. Ltd., Class A	70,305	490,699
	Chengdu Hi-tech Development Co. Ltd., Class A	7,500	52,773
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	46,500	221,235

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chengdu Xingrong Environment Co. Ltd., Class A	160,200	$159,006
*	Chengxin Lithium Group Co. Ltd., Class A	43,900	157,340
	Chifeng Jilong Gold Mining Co. Ltd., Class A	116,900	487,442
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	179,018
	China Baoan Group Co. Ltd., Class A	144,734	233,122
	China CITIC Bank Corp. Ltd., Class H	6,640,928	6,336,148
#	China Coal Energy Co. Ltd., Class H	3,143,777	4,428,462
	China Coal Xinji Energy Co. Ltd., Class A	137,780	140,231
*††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
	China Construction Bank Corp., Class H	42,800,590	42,374,333
	China CSSC Holdings Ltd., Class A	82,717	417,828
#*	China Eastern Airlines Corp. Ltd., Class H	1,602,000	822,772
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	2,502,824	847,924
	China Everbright Bank Co. Ltd., Class H	2,507,000	1,028,490
	China Film Group Co. Ltd., Class A	54,000	110,523
*	China First Heavy Industries Co. Ltd., Class A	235,100	106,411
	China Galaxy Securities Co. Ltd., Class H	3,763,500	5,414,182
	China Great Wall Securities Co. Ltd., Class A	65,000	101,062
*	China Greatwall Technology Group Co. Ltd., Class A	44,900	106,842

		Shares	Value»
CHINA — (Continued)
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	95,500	$116,901
	China Hainan Rubber Industry Group Co. Ltd., Class A	205,900	163,402
	China Hongqiao Group Ltd.	3,314,000	12,582,573
Ω	China International Capital Corp. Ltd., Class H	1,285,600	3,497,535
	China Jushi Co. Ltd., Class A	302,698	697,364
	China Kings Resources Group Co. Ltd., Class A	48,020	124,059
	China Life Insurance Co. Ltd., Class H	2,686,000	8,470,276
	China Longyuan Power Group Corp. Ltd., Class H	2,911,000	2,695,896
	China Meheco Group Co. Ltd., Class A	108,371	171,710
	China Merchants Bank Co. Ltd., Class H	3,045,554	19,091,154
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	789,014
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	148,021	213,520
	China Merchants Property Operation & Service Co. Ltd., Class A	35,100	56,553
Ω	China Merchants Securities Co. Ltd., Class H	422,060	847,387
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	268,873	357,106
#	China Minsheng Banking Corp. Ltd., Class H	5,428,100	2,780,893
	China National Chemical Engineering Co. Ltd., Class A	283,200	307,760

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China National Medicines Corp. Ltd., Class A	53,800	$225,327
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,291,814
*	China National Software & Service Co. Ltd., Class A	7,300	53,660
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	121,700	869,103
	China Overseas Land & Investment Ltd.	3,183,000	5,341,691
	China Pacific Insurance Group Co. Ltd., Class H	2,540,400	10,298,911
	China Petroleum & Chemical Corp., Class H	16,266,800	8,652,379
	China Petroleum Engineering Corp., Class A	220,500	110,411
	China Publishing & Media Co. Ltd., Class A	60,700	58,456
#	China Railway Group Ltd., Class H	2,964,000	1,503,573
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	196,539
	China Railway Materials Co. Ltd., Class A	245,800	92,574
*	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	136,266
	China Resources Beer Holdings Co. Ltd.	613,111	2,097,163
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	81,300	220,047
	China Resources Land Ltd.	3,023,666	10,924,315
	China Resources Microelectronics Ltd., Class A	34,190	243,911

		Shares	Value»
CHINA — (Continued)
Ω	China Resources Mixc Lifestyle Services Ltd.	640,800	$3,352,741
#	China Resources Power Holdings Co. Ltd.	1,792,517	4,286,444
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	74,964	303,884
	China Science Publishing & Media Ltd., Class A	20,500	56,253
#	China Shenhua Energy Co. Ltd., Class H	2,542,000	13,236,657
	China South Publishing & Media Group Co. Ltd., Class A	128,000	217,732
#*	China Southern Airlines Co. Ltd., Class H	2,084,000	1,256,720
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	107,900	74,747
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 CH), Class A	58,400	40,456
	China Southern Power Grid Technology Co. Ltd., Class A	14,866	110,792
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,340,502
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	69,600	598,094
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	13,400	143,344
Ω	China Tower Corp. Ltd., Class H	5,138,000	7,422,594
*	China TransInfo Technology Co. Ltd., Class A	92,200	144,204

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Tungsten & Hightech Materials Co. Ltd., Class A	57,300	$188,686
*	China Vanke Co. Ltd., Class H	206,292	116,873
	China Wafer Level CSP Co. Ltd., Class A	22,700	93,766
	China World Trade Center Co. Ltd., Class A	41,700	118,212
	China XD Electric Co. Ltd., Class A	247,800	277,785
	China Yangtze Power Co. Ltd., Class A	756,147	2,987,314
	China Zhenhua Group Science & Technology Co. Ltd., Class A	24,900	176,497
	China Zheshang Bank Co. Ltd., Class H	1,917,499	624,652
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	63,600	92,796
	Chongqing Brewery Co. Ltd., Class A	27,100	204,585
	Chongqing Changan Automobile Co. Ltd., Class A	322,930	562,517
	Chongqing Department Store Co. Ltd., Class A	16,200	62,253
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	106,000	147,376
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	70,500	130,052
*	Chongqing Qianli Technology Co. Ltd., Class A	119,500	200,321
	Chongqing Rural Commercial Bank Co. Ltd., Class H	1,912,000	1,572,414
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	37,300	44,294
	Chongqing Zhifei Biological Products Co. Ltd., Class A	92,379	267,306

		Shares	Value»
CHINA — (Continued)
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	55,800	$186,920
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	54,500	98,801
#	Chow Tai Fook Jewellery Group Ltd.	1,880,000	3,679,577
	Chow Tai Seng Jewellery Co. Ltd., Class A	93,700	182,282
	CIG Shanghai Co. Ltd., Class A	2,800	40,366
	CITIC Heavy Industries Co. Ltd., Class A	226,600	239,349
	CITIC Ltd	3,238,000	5,004,750
	CITIC Securities Co. Ltd., Class H	1,014,300	3,861,529
#	CMOC Group Ltd., Class H	3,870,966	8,380,476
	CMST Development Co. Ltd., Class A	68,400	57,206
	CNGR Advanced Material Co. Ltd., Class A	43,300	280,192
	CNOOC Energy Technology & Services Ltd., Class A	655,100	359,322
	COFCO Capital Holdings Co. Ltd., Class A	69,100	123,390
	COFCO Sugar Holding Co. Ltd., Class A	173,300	380,962
*	COL Group Co. Ltd., Class A	15,600	62,242
	Contemporary Amperex Technology Co. Ltd., Class A	236,916	12,953,394
#	COSCO SHIPPING Holdings Co. Ltd., Class H	3,712,799	6,438,851
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	161,900	165,611
	CRRC Corp. Ltd., Class H	2,592,000	1,966,852
	Crystal Clear Electronic Material Co. Ltd., Class A	32,900	80,689
Ω	CSC Financial Co. Ltd., Class H	627,500	1,064,411

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	34,820	$173,352
	CSPC Pharmaceutical Group Ltd.	6,511,200	6,413,482
	CSSC Science & Technology Co. Ltd., Class A	65,900	110,955
	Dajin Heavy Industry Co. Ltd., Class A	32,200	227,723
	Daqin Railway Co. Ltd., Class A	577,460	465,131
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	73,600	189,122
	DBG Technology Co. Ltd., Class A	30,900	133,861
	Deppon Logistics Co. Ltd., Class A	61,400	128,800
	DHC Software Co. Ltd., Class A	118,900	172,746
	Digital China Group Co. Ltd., Class A	55,900	338,411
	Do-Fluoride New Materials Co. Ltd., Class A	30,620	122,245
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	284,328
	Dongfang Electronics Co. Ltd., Class A	58,600	98,055
	DongFeng Automobile Co. Ltd., Class A	82,400	89,615
	Dongguan Development Holdings Co. Ltd., Class A	47,800	79,202
	Dongxing Securities Co. Ltd., Class A	154,418	274,998
	Double Medical Technology, Inc., Class A	12,600	88,531
*	Doushen Beijing Education & Technology, Inc., Class A	20,800	20,585
	East Money Information Co. Ltd., Class A	396,373	1,421,932
	Eastern Communications Co. Ltd., Class A	30,500	56,119

		Shares	Value»
CHINA — (Continued)
*	Easyhome New Retail Group Co. Ltd., Class A	459,300	$186,560
	Ecovacs Robotics Co. Ltd., Class A	18,200	228,840
	Electric Connector Technology Co. Ltd., Class A	19,200	135,856
	ENN Energy Holdings Ltd.	405,800	3,535,845
	ENN Natural Gas Co. Ltd., Class A	170,300	467,302
	Eoptolink Technology, Inc. Ltd., Class A	14,140	679,386
	Espressif Systems Shanghai Co. Ltd., Class A	4,245	99,736
*	Estun Automation Co. Ltd., Class A	30,700	108,642
	Eve Energy Co. Ltd., Class A	67,905	794,170
Ω	Everbright Securities Co. Ltd., Class H	165,200	207,447
	EverProX Technologies Co. Ltd., Class A	8,500	119,104
	Explosive Co. Ltd., Class A	48,437	94,147
	Eyebright Medical Technology Beijing Co. Ltd., Class A	3,000	27,352
	Fangda Carbon New Material Co. Ltd., Class A	216,840	187,759
*	Far East Smarter Energy Co. Ltd., Class A	63,000	69,043
*	Farasis Energy Gan Zhou Co. Ltd., Class A	74,650	187,108
	FAW Jiefang Group Co. Ltd., Class A	126,700	127,925
	Ferrotec Anhui Technology Development Co. Ltd., Class A	16,900	92,729
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	61,100	208,699
	Fibocom Wireless, Inc., Class A	23,000	88,258
	First Capital Securities Co. Ltd., Class A	102,400	111,447

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Focus Media Information Technology Co. Ltd., Class A	640,697	$697,357
	Foryou Corp., Class A	27,600	122,891
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	107,867	578,105
	Founder Securities Co. Ltd., Class A	240,300	278,073
	Foxconn Industrial Internet Co. Ltd., Class A	494,100	4,982,799
	Fujian Funeng Co. Ltd., Class A	185,070	263,070
	Fujian Star-net Communication Co. Ltd., Class A	23,900	89,938
	Fujian Sunner Development Co. Ltd., Class A	87,680	208,847
	Fulin Precision Co. Ltd., Class A	30,660	84,435
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	578,800	5,154,404
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	169,881
	Gansu Energy Chemical Co. Ltd., Class A	188,500	68,622
	Gaona Aero Material Co. Ltd., Class A	24,400	56,832
	G-bits Network Technology Xiamen Co. Ltd., Class A	4,700	312,372
	GCL Energy Technology Co. Ltd., Class A	113,600	170,921
*	GCL System Integration Technology Co. Ltd., Class A	195,100	68,245
	GD Power Development Co. Ltd., Class A	672,300	499,999
	Geely Automobile Holdings Ltd.	6,114,000	14,504,301
	GEM Co. Ltd., Class A	272,276	325,872
*	Gemdale Corp., Class A	216,900	119,261

		Shares	Value»
CHINA — (Continued)
	Geovis Technology Co. Ltd., Class A	22,022	$126,281
	GEPIC Energy Development Co. Ltd., Class A	113,200	110,865
	GF Securities Co. Ltd., Class H	905,400	2,185,829
	Giant Network Group Co. Ltd., Class A	107,800	531,766
	Giantec Semiconductor Corp., Class A	1,774	41,368
	GigaDevice Semiconductor, Inc., Class A	16,874	521,965
	Ginlong Technologies Co. Ltd., Class A	31,325	354,044
	Glarun Technology Co. Ltd., Class A	69,600	279,398
	GoerTek, Inc., Class A	169,200	780,278
	Goke Microelectronics Co. Ltd., Class A	9,000	112,956
	Goneo Group Co. Ltd., Class A	38,248	234,840
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	6,260	53,544
	Gotion High-tech Co. Ltd., Class A	51,100	327,170
*	Grace Fabric Technology Co. Ltd., Class A	9,700	48,289
	Grandblue Environment Co. Ltd., Class A	44,300	175,164
*	Grandjoy Holdings Group Co. Ltd., Class A	125,600	52,495
	Great Wall Motor Co. Ltd., Class H	2,316,000	4,479,516
	Gree Electric Appliances, Inc. of Zhuhai, Class A	175,733	982,642
	GRG Banking Equipment Co. Ltd., Class A	102,500	185,141
	Grinm Advanced Materials Co. Ltd., Class A	28,100	89,677
	Guangdong Advertising Group Co. Ltd., Class A	83,700	100,062

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Aofei Data Technology Co. Ltd., Class A	42,500	$121,167
	Guangdong Construction Engineering Group Co. Ltd., Class A	289,000	155,594
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	65,700	92,354
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	14,200	37,951
	Guangdong Dowstone Technology Co. Ltd., Class A	35,100	121,652
	Guangdong Electric Power Development Co. Ltd., Class A	60,800	40,604
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	70,200	167,062
	Guangdong Haid Group Co. Ltd., Class A	91,500	750,928
*	Guangdong HEC Technology Holding Co. Ltd., Class A	89,700	271,215
	Guangdong Hongda Holdings Group Co. Ltd., Class A	51,700	291,563
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	4,455	26,616
	Guangdong Marubi Biotechnology Co. Ltd., Class A	7,100	34,455
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	252,013
*	Guangdong Topstar Technology Co. Ltd., Class A	17,200	80,229
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	23,400	49,756

		Shares	Value»
CHINA — (Continued)
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	36,200	$98,378
	Guanghui Energy Co. Ltd., Class A	439,400	325,513
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	35,400	159,865
	Guangxi Liugong Machinery Co. Ltd., Class A	126,700	207,353
	Guangzhou Baiyun International Airport Co. Ltd., Class A	157,800	216,872
	Guangzhou Development Group, Inc., Class A	188,600	182,127
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	21,300	149,688
	Guangzhou Haige Communications Group, Inc. Co., Class A	96,352	158,526
	Guangzhou Port Co. Ltd., Class A	200,000	94,442
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	11,000	64,543
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	94,140	527,644
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	206,204	234,617
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	125,129
	Guizhou Chanhen Chemical Corp., Class A	32,800	157,424
*	Guocheng Mining Co. Ltd., Class A	42,800	109,171
	Guosen Securities Co. Ltd., Class A	186,700	368,635
*	Guosheng Securities, Inc., Class A	141,700	417,637

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Guotai Haitong Securities Co. Ltd., Class H	1,771,552	$3,394,522
	Guoyuan Securities Co. Ltd., Class A	208,440	256,788
	H World Group Ltd. (1179 HK)	440,300	1,707,323
#	H World Group Ltd. (HTHT US), ADR	25,939	1,001,245
	Haier Smart Home Co. Ltd. (600690 C1), Class A	240,600	907,277
	Haier Smart Home Co. Ltd. (6690 HK), Class H	2,234,200	7,265,359
*	Hainan Haide Capital Management Co. Ltd., Class A	59,800	63,094
	Hainan Jinpan Smart Technology Co. Ltd., Class A	24,362	234,375
	Hainan Mining Co. Ltd., Class A	98,900	135,694
	Hainan Strait Shipping Co. Ltd., Class A	139,000	264,482
	Haisco Pharmaceutical Group Co. Ltd., Class A	22,300	177,666
	Hand Enterprise Solutions Co. Ltd., Class A	36,100	91,888
	Hangcha Group Co. Ltd., Class A	103,180	416,854
*	Hangjin Technology Co. Ltd., Class A	21,800	66,133
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	177,900	265,821
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	18,394	216,183
	Hangzhou Dptech Technologies Co. Ltd., Class A	17,100	57,276
	Hangzhou First Applied Material Co. Ltd., Class A	122,229	269,788
	Hangzhou GreatStar Industrial Co. Ltd.	103,300	447,683
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	8,742	100,555

		Shares	Value»
CHINA — (Continued)
*	Hangzhou Iron & Steel Co., Class A	198,300	$254,389
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	31,400	154,684
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	57,000	221,379
	Hangzhou Robam Appliances Co. Ltd., Class A	55,321	152,034
	Hangzhou Shunwang Technology Co. Ltd., Class A	29,000	89,974
	Hangzhou Silan Microelectronics Co. Ltd., Class A	24,622	110,270
	Han’s Laser Technology Industry Group Co. Ltd., Class A	21,917	126,905
Ω	Hansoh Pharmaceutical Group Co. Ltd.	876,000	4,021,456
	Hanwei Electronics Group Corp., Class A	11,800	93,311
	Haohua Chemical Science & Technology Co. Ltd., Class A	28,200	125,635
	Harbin Boshi Automation Co. Ltd., Class A	57,200	129,888
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	11,200	104,390
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	71,100	168,903
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	2,700	21,635
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	80,600	318,488
	Hefei Meiya Optoelectronic Technology, Inc., Class A	48,300	138,010

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Heilongjiang Agriculture Co. Ltd., Class A	93,505	$189,880
	Henan Lingrui Pharmaceutical Co., Class A	7,827	24,964
	Henan Mingtai Al Industrial Co. Ltd., Class A	86,000	182,128
	Henan Pinggao Electric Co. Ltd., Class A	73,700	182,957
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	233,000	809,518
	Henan Shijia Photons Technology Co. Ltd., Class A	8,241	79,148
	Henan Shuanghui Investment & Development Co. Ltd., Class A	169,629	613,806
*	Henan Zhongfu Industry Co. Ltd., Class A	273,100	261,248
	Hengbao Co. Ltd., Class A	13,200	40,562
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	103,021	306,558
	Hengli Petrochemical Co. Ltd., Class A	402,600	1,016,144
	Hengtong Optic-electric Co. Ltd., Class A	141,800	445,772
	Hengyi Petrochemical Co. Ltd., Class A	157,788	148,622
	Hesteel Co. Ltd., Class A	712,353	251,341
	Hexing Electrical Co. Ltd., Class A	18,900	89,767
	Hisense Visual Technology Co. Ltd., Class A	66,700	232,388
	Hithink RoyalFlush Information Network Co. Ltd., Class A	16,481	840,533
	HLA Group Corp. Ltd., Class A	305,600	265,982
	Hongfa Technology Co. Ltd., Class A	8,400	35,979
	Hongta Securities Co. Ltd., Class A	97,320	119,924

		Shares	Value»
CHINA — (Continued)
*	Hongyuan Green Energy Co. Ltd., Class A	38,200	$158,332
	Hoshine Silicon Industry Co. Ltd., Class A	30,600	213,340
*Ω	Hua Hong Semiconductor Ltd., Class H	279,000	2,859,802
	Huaan Securities Co. Ltd., Class A	345,700	322,167
	Huada Automotive Technology Corp. Ltd., Class A	21,100	129,415
	Huadong Medicine Co. Ltd., Class A	98,400	574,644
	Huafon Chemical Co. Ltd., Class A	294,683	371,705
	Huagong Tech Co. Ltd., Class A	30,400	341,113
	Huaibei Mining Holdings Co. Ltd., Class A	178,800	333,762
	Hualan Biological Engineering, Inc., Class A	69,200	156,819
	Huaming Power Equipment Co. Ltd., Class A	47,800	175,362
#	Huaneng Power International, Inc., Class H	3,914,000	3,233,396
Ω	Huatai Securities Co. Ltd., Class H	1,102,600	2,772,032
	Huaxi Securities Co. Ltd., Class A	175,000	248,314
	Huaxia Bank Co. Ltd., Class A	604,256	578,443
	Huayu Automotive Systems Co. Ltd., Class A	147,200	422,730
	Hubei Dinglong Co. Ltd., Class A	44,900	223,679
	Hubei Energy Group Co. Ltd., Class A	227,983	151,570
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	21,200	233,084
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	61,548	216,780

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	79,300	$318,418
	Hubei Yihua Chemical Industry Co. Ltd., Class A	78,700	153,552
	Huizhou Desay Sv Automotive Co. Ltd., Class A	23,500	392,067
	Humanwell Healthcare Group Co. Ltd., Class A	94,300	280,077
	Hunan Gold Corp. Ltd., Class A	61,880	188,534
*	Hunan Silver Co. Ltd., Class A	120,400	109,115
	Hunan Valin Steel Co. Ltd., Class A	497,400	403,665
	Hunan Zhongke Electric Co. Ltd., Class A	20,100	73,098
	Hundsun Technologies, Inc., Class A	59,229	262,023
*	Hybio Pharmaceutical Co. Ltd., Class A	7,500	22,252
*	Hytera Communications Corp. Ltd., Class A	86,945	140,741
	IEIT Systems Co. Ltd., Class A	47,584	435,878
	Iflytek Co. Ltd., Class A	66,700	521,569
	IKD Co. Ltd., Class A	77,400	246,356
	Imeik Technology Development Co. Ltd., Class A	11,833	266,137
	Industrial & Commercial Bank of China Ltd., Class H	28,097,185	21,769,669
	Industrial Bank Co. Ltd., Class A	918,539	2,613,495
	Industrial Securities Co. Ltd., Class A	270,848	262,143
	INESA Intelligent Tech, Inc., Class A	38,400	108,128
	Infore Environment Technology Group Co. Ltd., Class A	233,424	225,953
	Ingenic Semiconductor Co. Ltd., Class A	13,600	165,900
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	494,981

		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Berun Chemical Co. Ltd., Class A	328,100	$311,656
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	260,100	924,069
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	113,756	176,932
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	481,803	350,126
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	122,500	525,513
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	295,000	1,137,299
*Ω	Innovent Biologics, Inc.	485,500	5,446,141
	Intco Medical Technology Co. Ltd., Class A	33,900	188,407
	iRay Group, Class A	8,561	130,670
*	IRICO Display Devices Co. Ltd., Class A	274,400	226,098
*	JA Solar Technology Co. Ltd., Class A	235,104	465,194
	Jafron Biomedical Co. Ltd., Class A	51,100	146,412
	Jason Furniture Hangzhou Co. Ltd., Class A	50,280	217,742
	JCET Group Co. Ltd., Class A	100,900	567,959
	JCHX Mining Management Co. Ltd., Class A	43,000	395,214
*Ω	JD Health International, Inc.	829,900	6,478,153
*Ω	JD Logistics, Inc.	651,900	1,062,729
	JD.com, Inc. (9618 HK), Class A	1,753,521	28,950,589
	JD.com, Inc. (JD US), ADR	116,630	3,853,455
	Jiangling Motors Corp. Ltd., Class A	32,100	90,627
	Jiangsu Azure Corp., Class A	51,100	137,993

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	316,100	$162,976
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	284,806	282,397
	Jiangsu Cnano Technology Co. Ltd., Class A	14,744	118,914
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	213,640	277,766
	Jiangsu Etern Co. Ltd., Class A	45,100	94,643
	Jiangsu Expressway Co. Ltd., Class H	422,000	513,612
	Jiangsu Financial Leasing Co. Ltd., Class A	187,300	160,657
	Jiangsu Guotai International Group Co. Ltd., Class A	100,300	131,691
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	102,619
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	8,000	96,110
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	48,686	657,565
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	86,475	779,033
*	Jiangsu Hoperun Software Co. Ltd., Class A	22,300	193,102
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	37,380	151,564
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	67,812	369,964
	Jiangsu Leili Motor Co. Ltd., Class A	15,800	121,750
	Jiangsu Lihua Foods Group Co. Ltd.	49,500	145,707

		Shares	Value»
CHINA — (Continued)
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	32,388	$180,009
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	65,800	232,924
	Jiangsu Pacific Quartz Co. Ltd., Class A	22,052	127,902
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	158,200	224,118
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	41,600	54,395
	Jiangsu Shagang Co. Ltd., Class A	69,200	56,250
	Jiangsu Shemar Electric Co. Ltd., Class A	11,200	61,026
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	27,200	295,687
	Jiangsu Yanghe Distillery Co. Ltd., Class A	35,090	349,244
	Jiangsu Yangnong Chemical Co. Ltd., Class A	28,756	262,723
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	200,517
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	59,700	302,326
	Jiangsu Zhongtian Technology Co. Ltd., Class A	159,700	380,285
	Jiangxi Copper Co. Ltd., Class H	559,000	2,332,394
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	12,900	114,155
*	Jiangxi Special Electric Motor Co. Ltd., Class A	63,400	100,825

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangzhong Pharmaceutical Co. Ltd., Class A	8,300	$24,945
*	Jianshe Industry Group Yunnan Co. Ltd., Class A	10,800	44,087
	Jiayou International Logistics Co. Ltd., Class A	107,996	213,194
*	Jihua Group Corp. Ltd., Class A	243,400	123,545
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	84,200	254,196
	Jilin Electric Power Co. Ltd., Class A	153,400	126,375
	Jinduicheng Molybdenum Co. Ltd., Class A	238,600	503,991
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	140,700	297,445
	JiuGui Liquor Co. Ltd., Class A	8,800	78,681
	Jizhong Energy Resources Co. Ltd., Class A	238,300	205,356
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	131,355	224,550
	Jointown Pharmaceutical Group Co. Ltd., Class A	246,325	176,577
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	50,800	130,126
	Juneyao Airlines Co. Ltd., Class A	206,240	375,692
*	Jushri Technologies, Inc., Class A	13,100	46,944
	Kaishan Group Co. Ltd., Class A	41,500	93,552
	Keboda Technology Co. Ltd., Class A	11,400	124,305
	Keda Industrial Group Co. Ltd., Class A	105,200	193,831
	Kehua Data Co. Ltd., Class A	32,100	246,661

		Shares	Value»
CHINA — (Continued)
	Keli Sensing Technology Ningbo Co. Ltd., Class A	9,900	$94,965
	KingClean Electric Co. Ltd., Class A	11,700	42,138
	Kingfa Sci & Tech Co. Ltd., Class A	147,900	420,519
	Kingnet Network Co. Ltd., Class A	134,600	450,554
	Kingsemi Co. Ltd., Class A	4,797	80,903
	Konfoong Materials International Co. Ltd., Class A	12,000	158,528
Ω	Kuaishou Technology	2,338,900	21,715,129
	Kuang-Chi Technologies Co. Ltd., Class A	44,100	282,443
	Kunlun Energy Co. Ltd.	592,000	544,158
*	Kunlun Tech Co. Ltd., Class A	28,500	184,673
	Kunshan Huguang Auto Harness Co. Ltd., Class A	10,200	45,842
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	15,200	130,961
	Kweichow Moutai Co. Ltd., Class A	48,093	9,673,842
*	Kyland Technology Co. Ltd., Class A	6,500	22,177
	Lakala Payment Co. Ltd., Class A	36,800	124,472
	Lao Feng Xiang Co. Ltd., Class A	27,700	187,712
	LB Group Co. Ltd., Class A	145,900	377,767
	Leader Harmonious Drive Systems Co. Ltd., Class A	3,212	73,669
	Lenovo Group Ltd.	9,715,278	14,173,116
	Lens Technology Co. Ltd., Class A	221,900	917,245
	Leo Group Co. Ltd., Class A	305,600	229,110
	Lepu Medical Technology Beijing Co. Ltd., Class A	54,531	138,930
	Levima Advanced Materials Corp., Class A	30,000	84,351

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Leyard Optoelectronic Co. Ltd., Class A	143,200	$138,416
*	Li Auto, Inc. (2015 HK), Class A	694,200	7,203,762
#*	Li Auto, Inc. (LI US), ADR	105,301	2,195,526
	Liaoning Cheng Da Co. Ltd., Class A	71,400	127,989
	Lingyi iTech Guangdong Co., Class A	280,018	614,935
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	31,277	107,465
	Loncin Motor Co. Ltd., Class A	111,200	212,881
#Ω	Longfor Group Holdings Ltd.	189,473	234,043
*	LONGi Green Energy Technology Co. Ltd., Class A	180,388	535,122
	Longshine Technology Group Co. Ltd., Class A	57,600	144,811
	Luenmei Quantum Co. Ltd., Class A	87,700	108,551
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	16,800	124,708
	Luxi Chemical Group Co. Ltd., Class A	151,900	287,838
	Luxshare Precision Industry Co. Ltd., Class A	277,124	2,455,170
	Luzhou Laojiao Co. Ltd., Class A	83,029	1,569,737
	Mango Excellent Media Co. Ltd., Class A	120,592	499,497
	Maxscend Microelectronics Co. Ltd., Class A	12,000	125,919
	Meihua Holdings Group Co. Ltd., Class A	226,400	355,449
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	227,757	180,086
*Ω	Meituan, Class B	3,822,241	50,311,199
	Metallurgical Corp. of China Ltd., Class H	221,000	67,344
	Micro-Tech Nanjing Co. Ltd., Class A	8,800	102,462

		Shares	Value»
CHINA — (Continued)
	Midea Group Co. Ltd., Class A	274,401	$2,947,586
	Ming Yang Smart Energy Group Ltd., Class A	79,304	168,805
	Minmetals Capital Co. Ltd., Class A	164,400	136,863
	Mloptic Corp., Class A	356	18,362
	Montage Technology Co. Ltd., Class A	11,001	210,857
	Muyuan Foods Co. Ltd., Class A	288,057	2,038,582
	Nanjing Hanrui Cobalt Co. Ltd., Class A	16,400	114,485
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	494,859
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	78,546	110,927
	Nanjing Securities Co. Ltd., Class A	124,700	148,496
*	Nanjing Tanker Corp., Class A	382,500	175,688
	Nantong Jianghai Capacitor Co. Ltd., Class A	51,600	207,120
	NARI Technology Co. Ltd., Class A	372,342	1,268,695
*	National Silicon Industry Group Co. Ltd., Class A	91,819	295,094
	NAURA Technology Group Co. Ltd., Class A	20,250	1,158,594
*	NavInfo Co. Ltd., Class A	96,350	121,870
	NBTM New Materials Group Co. Ltd., Class A	23,900	101,043
	NetEase, Inc. (9999 HK)	679,900	19,078,485
	NetEase, Inc. (NTES US), ADR	140,409	19,671,301
	Neusoft Corp., Class A	37,000	54,729
	New China Life Insurance Co. Ltd., Class H	987,000	6,237,452
	New Hope Dairy Co. Ltd., Class A	36,500	89,274
	New Hope Liuhe Co. Ltd., Class A	235,166	321,672

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Neway Valve Suzhou Co. Ltd., Class A	50,800	$374,889
	Newland Digital Technology Co. Ltd., Class A	58,300	225,785
*	Ninestar Corp., Class A	33,051	100,779
	Ningbo Boway Alloy Material Co. Ltd., Class A	54,200	166,563
	Ningbo Huaxiang Electronic Co. Ltd., Class A	55,100	256,898
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	61,400	119,895
	Ningbo Jintian Copper Group Co. Ltd., Class A	91,700	149,113
	Ningbo Joyson Electronic Corp., Class A	86,200	386,437
	Ningbo Orient Wires & Cables Co. Ltd., Class A	34,742	306,113
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	33,961	133,298
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	340,444
*	Ningbo Shanshan Co. Ltd., Class A	45,200	87,351
	Ningbo Tuopu Group Co. Ltd., Class A	63,289	660,235
	Ningbo Yunsheng Co. Ltd., Class A	28,400	56,964
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	118,712
	Ningxia Baofeng Energy Group Co. Ltd., Class A	355,500	921,920
*	NIO, Inc., Class A	988,070	7,144,264
Ω	Nongfu Spring Co. Ltd., Class H	1,630,200	10,836,834
	North Copper Co. Ltd., Class A	117,000	258,616
*	North Industries Group Red Arrow Co. Ltd., Class A	58,100	150,099
	Northeast Securities Co. Ltd., Class A	137,400	175,466

		Shares	Value»
CHINA — (Continued)
	Northking Information Technology Co. Ltd., Class A	38,500	$115,388
	Novoray Corp., Class A	3,799	33,967
*	Offcn Education Technology Co. Ltd., Class A	200,012	76,480
	Offshore Oil Engineering Co. Ltd., Class A	334,000	255,763
*	OFILM Group Co. Ltd., Class A	182,900	317,318
	Olympic Circuit Technology Co. Ltd., Class A	27,100	158,558
	OmniVision Integrated Circuits Group, Inc.	12,821	235,562
	Oppein Home Group, Inc., Class A	32,295	242,901
	Opple Lighting Co. Ltd., Class A	20,900	51,108
	OPT Machine Vision Tech Co. Ltd., Class A	2,328	41,668
	ORG Technology Co. Ltd., Class A	165,500	140,049
	Orient Overseas International Ltd.	8,500	147,100
Ω	Orient Securities Co. Ltd., Class H	837,600	780,461
*	Oriental Energy Co. Ltd., Class A	95,800	110,762
	Oriental Pearl Group Co. Ltd., Class A	141,200	192,762
*	Ourpalm Co. Ltd., Class A	109,500	80,043
	Ovctek China, Inc., Class A	45,226	105,943
*	Pacific Securities Co. Ltd., Class A	266,700	168,705
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	55,850	123,655
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	399,800	169,818
*	PCI Technology Group Co. Ltd., Class A	119,900	115,706
*	PDD Holdings, Inc., ADR	442,223	59,642,616

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	People.cn Co. Ltd., Class A	44,600	$126,637
	People’s Insurance Co. Group of China Ltd., Class H	7,862,000	7,060,938
	Perfect World Co. Ltd., Class A	64,785	156,063
	PetroChina Co. Ltd., Class H	18,814,000	19,448,374
	PICC Property & Casualty Co. Ltd., Class H	5,431,198	12,831,334
	Ping An Bank Co. Ltd., Class A	587,500	934,877
#	Ping An Insurance Group Co. of China Ltd., Class H	4,781,000	34,539,529
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	208,000	248,534
	POCO Holding Co. Ltd., Class A	11,000	120,871
*	Polaris Bay Group Co. Ltd., Class A	134,300	138,967
	Poly Developments & Holdings Group Co. Ltd., Class A	369,500	380,637
Ω	Pop Mart International Group Ltd.	446,600	12,703,592
Ω	Postal Savings Bank of China Co. Ltd., Class H	6,061,000	4,270,643
	Power Construction Corp. of China Ltd., Class A	720,611	571,260
*	Qi An Xin Technology Group, Inc., Class A	32,698	179,449
	Qingdao East Steel Tower Stock Co. Ltd., Class A	60,900	151,148
	Qingdao Gon Technology Co. Ltd., Class A	14,400	103,790
	Qingdao Hanhe Cable Co. Ltd., Class A	107,300	56,567
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	3,500	75,836
	Qingdao Rural Commercial Bank Corp., Class A	379,429	171,780

		Shares	Value»
CHINA — (Continued)
	Qingdao Sentury Tire Co. Ltd., Class A	83,400	$227,858
	Qingdao TGOOD Electric Co. Ltd., Class A	54,800	223,589
*	Qinghai Salt Lake Industry Co. Ltd., Class A	201,400	701,588
*	QuantumCTek Co. Ltd., Class A	1,989	162,074
	Quectel Wireless Solutions Co. Ltd., Class A	15,100	201,040
	Range Intelligent Computing Technology Group Co. Ltd., Class A	25,200	178,859
	Raytron Technology Co. Ltd., Class A	21,575	251,936
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	135,054
*	Rising Nonferrous Metals Share Co. Ltd., Class A	12,800	98,880
	Riyue Heavy Industry Co. Ltd., Class A	51,800	105,851
	RoboTechnik Intelligent Technology Co. Ltd., Class A	4,300	135,241
	Rockchip Electronics Co. Ltd., Class A	7,100	181,132
*	RongFa Nuclear Equipment Co. Ltd., Class A	75,000	83,322
	Rongsheng Petrochemical Co. Ltd., Class A	521,394	746,889
*	Roshow Technology Co. Ltd., Class A	107,382	133,974
*	Sai Micro Electronics, Inc., Class A	29,700	102,207
	SAIC Motor Corp. Ltd., Class A	214,845	502,671
	Sailun Group Co. Ltd., Class A	260,200	561,309
	Sanan Optoelectronics Co. Ltd., Class A	211,300	412,319
	Sangfor Technologies, Inc., Class A	13,200	243,219
	Sansure Biotech, Inc., Class A	17,500	54,204

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Sanwei Holding Group Co. Ltd., Class A	18,900	$30,792
	Sany Heavy Industry Co. Ltd., Class A	286,434	891,349
	Satellite Chemical Co. Ltd., Class A	321,761	810,370
	SDIC Capital Co. Ltd., Class A	190,204	209,673
	SDIC Power Holdings Co. Ltd., Class A	285,800	576,665
	Sealand Securities Co. Ltd., Class A	313,590	201,439
*	Seazen Holdings Co. Ltd., Class A	86,400	172,489
	Seres Group Co. Ltd., Class A	57,600	1,257,861
	SF Holding Co. Ltd., Class A	294,361	1,668,632
	SG Micro Corp., Class A	10,569	109,405
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	175,500	97,203
	Shaanxi Coal Industry Co. Ltd., Class A	567,700	1,811,475
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	261,800	139,441
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	239,450	269,328
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	60,500	147,418
Ω	Shandong Gold Mining Co. Ltd., Class H	617,750	2,589,683
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	77,800	731,953
	Shandong Hi-speed Co. Ltd., Class A	86,500	113,450
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	503,844
	Shandong Humon Smelting Co. Ltd., Class A	71,200	132,143
	Shandong Linglong Tyre Co. Ltd., Class A	105,800	228,812

		Shares	Value»
CHINA — (Continued)
	Shandong Nanshan Aluminum Co. Ltd., Class A	855,210	$554,078
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	157,841
	Shandong Publishing & Media Co. Ltd., Class A	95,200	111,854
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	530,669
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	14,600	151,971
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	35,700	79,224
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	17,252	260,805
	Shanghai AtHub Co. Ltd., Class A	36,400	170,129
	Shanghai Bailian Group Co. Ltd., Class A	116,800	148,271
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	47,236	167,206
	Shanghai Baosight Software Co. Ltd., Class A	69,618	225,068
	Shanghai Belling Co. Ltd., Class A	18,000	86,523
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	8,269	159,141
	Shanghai Chinafortune Co. Ltd., Class A	51,500	120,894
	Shanghai Construction Group Co. Ltd., Class A	635,276	251,771
*	Shanghai DZH Ltd., Class A	46,200	94,292
*	Shanghai Electric Group Co. Ltd., Class H	2,092,000	1,219,809

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Electric Power Co. Ltd., Class A	150,900	$629,734
*	Shanghai Feilo Acoustics Co. Ltd., Class A	58,000	66,629
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	17,500	53,604
	Shanghai Huace Navigation Technology Ltd., Class A	25,060	112,966
	Shanghai Huafon Aluminium Corp., Class A	69,300	171,160
	Shanghai Huayi Group Co. Ltd., Class A	131,700	147,208
	Shanghai International Airport Co. Ltd., Class A	36,900	167,477
	Shanghai Jahwa United Co. Ltd., Class A	32,500	114,569
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	62,900	199,018
	Shanghai Lingang Holdings Corp. Ltd., Class A	138,760	220,350
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	61,520	74,020
	Shanghai M&G Stationery, Inc., Class A	37,669	148,233
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	39,900	152,024
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	3,162	45,265
	Shanghai Moons’ Electric Co. Ltd., Class A	10,400	107,292
	Shanghai Pret Composites Co. Ltd., Class A	35,800	67,725

		Shares	Value»
CHINA — (Continued)
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	$1,426,770
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	77,056	316,606
	Shanghai RAAS Blood Products Co. Ltd., Class A	225,100	213,325
	Shanghai Rural Commercial Bank Co. Ltd., Class A	331,200	397,211
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	95,100	139,269
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	12,800	102,335
*	Shanghai Stonehill Technology Co. Ltd., Class A	290,400	323,590
	Shanghai Tunnel Engineering Co. Ltd., Class A	221,400	205,490
	Shanghai Vital Microtech Co. Ltd.	48,700	127,147
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	52,400	80,557
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	201,419	157,409
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	98,800	619,047
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	186,000	123,678
	Shanghai Zhonggu Logistics Co. Ltd., Class A	153,299	238,353
	Shanjin International Gold Co. Ltd., Class A	195,817	598,553
	Shannon Semiconductor Technology Co. Ltd., Class A	17,600	327,404

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shantui Construction Machinery Co. Ltd., Class A	94,700	$154,058
	Shanxi Coal International Energy Group Co. Ltd., Class A	158,900	246,601
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	387,630	398,931
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	244,230	508,073
*	Shanxi Meijin Energy Co. Ltd., Class A	259,717	191,317
	Shanxi Securities Co. Ltd., Class A	165,980	149,381
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	285,800	169,142
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	50,207	1,345,210
	Sharetronic Data Technology Co. Ltd., Class A	14,380	327,942
	Shede Spirits Co. Ltd., Class A	14,200	123,881
	Shenghe Resources Holding Co. Ltd., Class A	72,700	237,430
	Shengyi Electronics Co. Ltd., Class A	8,718	133,148
	Shengyi Technology Co. Ltd., Class A	59,100	532,874
	Shennan Circuits Co. Ltd., Class A	20,906	629,336
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	616,007
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	11,200	126,163
	Shenzhen Agricultural Power Group Co. Ltd., Class A	84,600	101,621
	Shenzhen Airport Co. Ltd., Class A	135,900	137,981
	Shenzhen Aisidi Co. Ltd., Class A	83,700	145,926

		Shares	Value»
CHINA — (Continued)
	Shenzhen Capchem Technology Co. Ltd., Class A	34,840	$259,978
*	Shenzhen Clou Electronics Co. Ltd., Class A	25,800	31,733
	Shenzhen Energy Group Co. Ltd., Class A	233,319	230,589
	Shenzhen Envicool Technology Co. Ltd., Class A	39,455	388,764
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	77,700	415,190
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	67,500	202,695
	Shenzhen Forms Syntron Information Co. Ltd.	11,100	58,903
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	6,322	127,586
	Shenzhen FRD Science & Technology Co. Ltd., Class A	18,800	83,116
	Shenzhen Gas Corp. Ltd., Class A	153,700	145,185
	Shenzhen Goodix Technology Co. Ltd., Class A	16,200	187,235
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	41,200	297,556
	Shenzhen Honor Electronic Co. Ltd., Class A	3,800	103,949
	Shenzhen Hopewind Electric Co. Ltd., Class A	16,900	71,677
	Shenzhen Huaqiang Industry Co. Ltd., Class A	41,400	161,696
*	Shenzhen Infogem Technologies Co. Ltd., Class A	4,900	32,663
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	438,196

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Kaifa Technology Co. Ltd., Class A	95,900	$368,109
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	54,140	130,924
	Shenzhen Kedali Industry Co. Ltd., Class A	16,766	424,620
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	32,900	77,861
	Shenzhen Kinwong Electronic Co. Ltd., Class A	84,364	860,152
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	34,000	205,715
	Shenzhen Megmeet Electrical Co. Ltd., Class A	23,400	250,214
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	44,873	1,356,652
	Shenzhen MTC Co. Ltd., Class A	377,400	326,315
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	35,600	305,313
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	313,180	104,865
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	297,475
	Shenzhen SC New Energy Technology Corp., Class A	21,859	290,244
	Shenzhen SED Industry Co. Ltd., Class A	62,800	183,041
	Shenzhen Senior Technology Material Co. Ltd., Class A	93,752	187,640
	Shenzhen Sunlord Electronics Co. Ltd., Class A	53,300	286,290

		Shares	Value»
CHINA — (Continued)
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	$345,159
	Shenzhen Topband Co. Ltd., Class A	64,000	124,082
	Shenzhen Transsion Holdings Co. Ltd., Class A	38,786	415,767
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	65,400	254,176
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	99,600	63,840
	Shenzhen Yinghe Technology Co. Ltd., Class A	41,400	174,243
*	Shenzhen Ysstech Info-tech Co. Ltd., Class A	18,900	54,018
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	65,371	250,851
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	6,200	103,295
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	304,014	235,666
	Shenzhou International Group Holdings Ltd.	760,800	6,567,080
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	55,600	180,352
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	74,056	186,198
*	Siasun Robot & Automation Co. Ltd., Class A	53,400	138,436
	Sichuan Changhong Electric Co. Ltd., Class A	222,305	318,579
	Sichuan Chuantou Energy Co. Ltd., Class A	183,800	380,360

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sichuan Development Lomon Co. Ltd., Class A	85,000	$133,412
	Sichuan EM Technology Co. Ltd., Class A	33,500	93,862
	Sichuan Hebang Biotechnology Co. Ltd., Class A	489,200	149,852
*	Sichuan Hexie Shuangma Co. Ltd., Class A	45,400	129,812
*	Sichuan Hongda Co. Ltd., Class A	94,200	144,674
	Sichuan Jiuzhou Electric Co. Ltd., Class A	31,800	68,490
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	122,701	603,512
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H	16,500	948,515
	Sichuan New Energy Power Co. Ltd., Class A	100,400	173,548
	Sichuan Road & Bridge Group Co. Ltd., Class A	429,140	571,931
	Sichuan Swellfun Co. Ltd., Class A	29,400	174,793
	Sichuan Teway Food Group Co. Ltd., Class A	41,600	69,798
	Sichuan Yahua Industrial Group Co. Ltd., Class A	60,500	172,841
	Sineng Electric Co. Ltd., Class A	19,200	86,935
	Sino Biopharmaceutical Ltd.	10,899,500	9,928,701
	Sinofibers Technology Co. Ltd., Class A	23,500	106,330
	Sinolink Securities Co. Ltd., Class A	150,200	208,553
	Sinoma International Engineering Co., Class A	221,900	297,103
	Sinoma Science & Technology Co. Ltd., Class A	89,494	435,851

		Shares	Value»
CHINA — (Continued)
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	123,200	$61,305
	Sinomach Precision Industry Group Co. Ltd., Class A	4,700	18,920
	Sinomine Resource Group Co. Ltd., Class A	26,700	211,307
	Sinosoft Co. Ltd., Class A	38,392	114,525
	Sinotruk Jinan Truck Co. Ltd., Class A	80,400	205,133
	Skshu Paint Co. Ltd., Class A	31,289	193,987
	Skyworth Digital Co. Ltd., Class A	38,300	73,186
#Ω	Smoore International Holdings Ltd.	996,000	1,677,389
	Songcheng Performance Development Co. Ltd., Class A	162,900	183,946
	Sonoscape Medical Corp., Class A	16,100	64,913
	SooChow Securities Co. Ltd., Class A	145,050	195,652
	Southwest Securities Co. Ltd., Class A	320,536	213,537
	SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	150,623
	Spring Airlines Co. Ltd., Class A	52,800	397,723
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	51,700	52,226
	StarPower Semiconductor Ltd., Class A	7,860	115,657
	State Grid Information & Communication Co. Ltd., Class A	70,300	182,155
	State Grid Yingda Co. Ltd., Class A	186,600	169,274
	STO Express Co. Ltd., Class A	117,700	256,195
	Sumec Corp. Ltd., Class A	38,900	61,840
	Sungrow Power Supply Co. Ltd., Class A	77,820	2,076,278

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sunny Optical Technology Group Co. Ltd.	634,000	$6,126,784
	Sunresin New Materials Co. Ltd., Class A	22,400	174,873
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	5,234	53,675
	Suntak Technology Co. Ltd., Class A	65,500	131,127
	Sunward Intelligent Equipment Co. Ltd., Class A	29,500	54,934
	Sunwoda Electronic Co. Ltd., Class A	77,500	390,669
	SUPCON Technology Co. Ltd., Class A	18,947	139,340
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	157,000	1,511,358
	Suzhou Maxwell Technologies Co. Ltd., Class A	16,161	239,093
	Suzhou TFC Optical Communication Co. Ltd., Class A	31,360	691,586
	Suzhou Veichi Electric Co. Ltd., Class A	6,333	76,696
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	6,324	92,363
	Taiji Computer Corp. Ltd., Class A	29,200	110,303
*	Talkweb Information System Co. Ltd., Class A	26,200	126,332
	TangShan Port Group Co. Ltd., Class A	531,500	296,775
	Tasly Pharmaceutical Group Co. Ltd., Class A	89,600	194,584
	TBEA Co. Ltd., Class A	291,720	803,064
	TCL Technology Group Corp., Class A	940,598	570,308
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	148,025	196,870
	Tencent Holdings Ltd.	3,173,900	257,808,590

		Shares	Value»
CHINA — (Continued)
	Tencent Music Entertainment Group, ADR	557,494	$12,443,266
	Thunder Software Technology Co. Ltd., Class A	10,200	98,585
	Tian Di Science & Technology Co. Ltd., Class A	439,220	369,088
*	Tianfeng Securities Co. Ltd., Class A	301,300	221,936
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	27,855	78,682
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	26,400	167,570
	Tianjin Port Co. Ltd., Class A	173,804	117,490
*	Tianma Microelectronics Co. Ltd., Class A	79,055	107,963
	Tianneng Battery Group Co. Ltd., Class A	23,919	113,976
	Tianshan Aluminum Group Co. Ltd., Class A	396,700	745,014
*	TianShan Material Co. Ltd., Class A	100,900	85,420
	Tianshui Huatian Technology Co. Ltd., Class A	110,800	188,006
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	19,500	70,136
	Tibet Huayu Mining Co. Ltd., Class A	44,300	185,447
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	20,910	136,482
	Tinergy Chemical Co. Ltd., Class A	163,735	128,436
	Titan Wind Energy Suzhou Co. Ltd., Class A	66,900	72,034
	TongFu Microelectronics Co. Ltd., Class A	125,800	751,911

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	111,500	$141,400
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	20,200	73,619
	Tongkun Group Co. Ltd., Class A	147,609	295,085
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	105,000	160,225
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	750,745
*	Tongwei Co. Ltd., Class A	200,600	698,542
	Topchoice Medical Corp., Class A	22,410	136,871
	Transfar Zhilian Co. Ltd., Class A	165,100	144,913
*	Trina Solar Co. Ltd., Class A	93,219	266,801
	Trip.com Group Ltd. (9961 HK)	99,700	7,016,030
	Trip.com Group Ltd. (TCOM US), ADR	293,024	20,702,146
*	TRS Information Technology Corp. Ltd., Class A	31,500	91,167
*	Tsinghua Tongfang Co. Ltd., Class A	144,100	176,741
	Tsingtao Brewery Co. Ltd., Class H	210,000	1,419,291
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	21,199	243,516
	Unisplendour Corp. Ltd., Class A	112,760	429,355
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	373,614
*	Venustech Group, Inc., Class A	29,500	64,985
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	5,590	125,135
	Victory Giant Technology Huizhou Co. Ltd., Class A	59,100	2,431,044
	Vipshop Holdings Ltd., ADR	46,550	814,159

		Shares	Value»
CHINA — (Continued)
*	Visionox Technology, Inc., Class A	32,500	$38,730
	Visual China Group Co. Ltd., Class A	24,800	75,423
	Walvax Biotechnology Co. Ltd., Class A	91,600	157,470
*	Wanda Film Holding Co. Ltd., Class A	94,900	147,475
	Wangsu Science & Technology Co. Ltd., Class A	151,900	247,146
	Wanhua Chemical Group Co. Ltd., Class A	185,000	1,628,393
	Want Want China Holdings Ltd.	40,000	25,849
	Wanxiang Qianchao Co. Ltd., Class A	217,200	383,552
	Wasu Media Holding Co. Ltd., Class A	99,500	110,361
	Weichai Power Co. Ltd., Class H	2,380,800	4,919,443
	Weifu High-Technology Group Co. Ltd., Class A	48,000	144,836
	Weihai Guangwei Composites Co. Ltd., Class A	43,726	176,927
	Wens Foodstuff Group Co. Ltd., Class A	340,660	869,554
	Western Mining Co. Ltd., Class A	168,200	567,331
	Western Region Gold Co. Ltd., Class A	35,800	137,985
	Western Securities Co. Ltd., Class A	238,600	288,169
	Western Superconducting Technologies Co. Ltd., Class A	29,292	321,903
#	Wharf Holdings Ltd.	246,000	647,191
	Willfar Information Technology Co. Ltd., Class A	25,730	133,473
*	Wingtech Technology Co. Ltd., Class A	32,548	205,703
	Winner Medical Co. Ltd., Class A	32,577	189,142
	Winning Health Technology Group Co. Ltd., Class A	125,560	156,101
	Wolong Electric Group Co. Ltd., Class A	129,040	876,275

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuchan Zhongda Group Co. Ltd., Class A	358,650	$294,952
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	13,400	126,717
*	Wuhan Guide Infrared Co. Ltd., Class A	44,693	87,206
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	103,507
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	19,400	70,144
	Wuhu Token Science Co. Ltd., Class A	146,800	128,054
	Wuliangye Yibin Co. Ltd., Class A	205,706	3,441,109
	WUS Printed Circuit Kunshan Co. Ltd., Class A	140,700	1,398,946
Ω	WuXi AppTec Co. Ltd., Class H	257,760	3,601,711
	Wuxi Autowell Technology Co. Ltd., Class A	16,293	100,119
*Ω	Wuxi Biologics Cayman, Inc.	2,630,000	12,266,566
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	37,100	304,979
	Wuxi NCE Power Co. Ltd., Class A	16,400	86,580
	Wuxi Rural Commercial Bank Co. Ltd., Class A	66,500	56,743
	Wuxi Taiji Industry Ltd. Co., Class A	106,800	130,153
	XCMG Construction Machinery Co. Ltd., Class A	561,403	839,712
	XGD, Inc., Class A	31,000	120,703
	Xiamen Amoytop Biotech Co. Ltd., Class A	21,336	218,937
	Xiamen Bank Co. Ltd., Class A	170,900	169,370
	Xiamen C & D, Inc., Class A	147,200	210,895
	Xiamen Faratronic Co. Ltd., Class A	14,000	236,892

		Shares	Value»
CHINA — (Continued)
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	24,600	$108,036
	Xiamen Intretech, Inc., Class A	40,100	111,583
	Xiamen Tungsten Co. Ltd., Class A	119,680	600,900
	Xiamen Xiangyu Co. Ltd., Class A	166,300	194,092
	Xi’an Bright Laser Technologies Co. Ltd., Class A	12,047	127,872
	Xi’An Shaangu Power Co. Ltd., Class A	97,000	118,630
	Xi’an Triangle Defense Co. Ltd., Class A	25,000	90,165
*	Xiangcai Co. Ltd., Class A	122,300	221,434
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	63,200	135,340
	Xianhe Co. Ltd., Class A	30,100	96,757
*Ω	Xiaomi Corp., Class B	3,829,800	21,247,388
	Xinfengming Group Co. Ltd., Class A	138,600	309,807
	Xinhuanet Co. Ltd., Class A	24,570	69,063
	Xinxiang Richful Lube Additive Co. Ltd., Class A	20,300	162,130
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	192,100	116,907
	Xinyu Iron & Steel Co. Ltd., Class A	140,400	82,921
*	XPeng, Inc., Class A	810,700	9,444,786
	Xuji Electric Co. Ltd., Class A	72,200	268,470
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	32,800	321,464
	Yankershop Food Co. Ltd., Class A	13,800	142,396
#	Yankuang Energy Group Co. Ltd., Class H	3,732,300	5,123,869
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,400	25,379

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yantai China Pet Foods Co. Ltd., Class A	7,300	$58,681
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	24,800	54,423
	Yantai Eddie Precision Machinery Co. Ltd., Class A	49,800	130,956
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	76,255	535,860
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	30,200	70,938
	Yealink Network Technology Corp. Ltd., Class A	71,476	361,535
	YGSOFT, Inc., Class A	58,100	53,101
	Yifan Pharmaceutical Co. Ltd., Class A	79,900	147,893
	Yifeng Pharmacy Chain Co. Ltd., Class A	56,180	192,898
	Yonfer Agricultural Technology Co. Ltd., Class A	90,600	189,401
*	Yonghui Superstores Co. Ltd., Class A	288,000	189,255
	YongXing Special Materials Technology Co. Ltd., Class A	31,670	218,989
*	Yonyou Network Technology Co. Ltd., Class A	30,300	66,492
	Youngor Fashion Co. Ltd., Class A	231,604	244,203
	YTO Express Group Co. Ltd., Class A	218,962	526,500
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	64,210	87,900
	Yum China Holdings, Inc. (9987 HK)	121,100	5,215,157
	Yum China Holdings, Inc. (YUMC US)	240,624	10,409,394
	YUNDA Holding Group Co. Ltd., Class A	191,490	196,087
	Yunnan Aluminium Co. Ltd., Class A	349,200	1,127,952
	Yunnan Baiyao Group Co. Ltd., Class A	53,840	428,931

		Shares	Value»
CHINA — (Continued)
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	271,600	$257,404
	Yunnan Copper Co. Ltd., Class A	239,200	606,827
*	Yunnan Energy New Material Co. Ltd., Class A	23,562	160,695
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	13,800	54,189
	Yunnan Tin Co. Ltd., Class A	179,300	597,520
	Yunnan Yuntianhua Co. Ltd., Class A	103,600	418,876
	Yusys Technologies Co. Ltd., Class A	31,800	107,136
	Zangge Mining Co. Ltd., Class A	73,800	611,042
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	18,450	461,938
	Zhaojin Mining Industry Co. Ltd., Class H	926,500	3,449,858
	Zhefu Holding Group Co. Ltd., Class A	354,923	204,958
	Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	406,602
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	9,200	113,109
	Zhejiang China Commodities City Group Co. Ltd., Class A	311,679	807,896
	Zhejiang Chint Electrics Co. Ltd., Class A	105,621	425,872
	Zhejiang Crystal-Optech Co. Ltd., Class A	42,300	148,481
	Zhejiang Dahua Technology Co. Ltd., Class A	92,113	264,889
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	67,400	128,904

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	$211,885
*	Zhejiang Dun’An Artificial Environment Co. Ltd., Class A	62,400	120,974
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	124,900	137,939
	Zhejiang Hailiang Co. Ltd., Class A	96,700	156,417
	Zhejiang HangKe Technology, Inc. Co., Class A	14,018	64,421
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	38,700	60,973
	Zhejiang Huace Film & Television Co. Ltd., Class A	79,100	85,398
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	93,540	252,341
	Zhejiang Huayou Cobalt Co. Ltd., Class A	58,111	529,790
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	17,282	92,973
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	15,200	68,208
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	71,200	390,513
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	48,300	127,964
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	138,400	90,227
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	288,744
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	49,800	139,664

		Shares	Value»
CHINA — (Continued)
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	21,200	$52,228
	Zhejiang Juhua Co. Ltd., Class A	153,700	763,208
*Ω	Zhejiang Leapmotor Technology Co. Ltd., Class H	31,100	232,960
	Zhejiang Longsheng Group Co. Ltd., Class A	102,400	151,620
*	Zhejiang Narada Power Source Co. Ltd., Class A	32,400	86,043
	Zhejiang NHU Co. Ltd., Class A	254,788	870,566
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	181,100	182,685
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	67,794	476,060
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	23,500	184,653
	Zhejiang Semir Garment Co. Ltd., Class A	221,300	168,234
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	20,800	127,841
	Zhejiang Supor Co. Ltd., Class A	25,654	172,069
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	114,100	272,810
	Zhejiang Wanma Co. Ltd., Class A	48,300	121,957
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	136,103	414,120
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	96,134	139,592
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	25,900	123,514
	Zhejiang XCC Group Co. Ltd., Class A	12,300	79,405

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	36,080	$51,112
	Zhejiang Yinlun Machinery Co. Ltd., Class A	56,700	304,589
*	Zhejiang Yongtai Technology Co. Ltd., Class A	28,400	77,755
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	6,200	45,486
	Zheshang Securities Co. Ltd., Class A	99,663	162,820
	Zhongji Innolight Co. Ltd., Class A	36,037	2,379,761
	Zhongjin Gold Corp. Ltd., Class A	402,100	1,248,964
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	142,700	245,950
	Zhongshan Public Utilities Group Co. Ltd., Class A	90,000	157,056
	Zhongtai Securities Co. Ltd., Class A	244,700	240,143
	Zhuhai Huafa Properties Co. Ltd., Class A	205,500	142,138
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	23,700	142,557
	Zhuzhou Kibing Group Co. Ltd., Class A	215,101	214,680
*	Zhuzhou Smelter Group Co. Ltd., Class A	56,200	123,664
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	145,900	98,667
	Zijin Mining Group Co. Ltd., Class H	5,311,000	21,971,670
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	36,000	34,759
#	ZTE Corp., Class H	667,085	2,817,791
	ZTO Express Cayman, Inc. (2057 HK)	208,650	3,849,339

		Shares	Value»
CHINA — (Continued)
	ZTO Express Cayman, Inc. (ZTO US), ADR	244,606	$4,547,226

TOTAL CHINA			1,675,792,104

COLOMBIA — (0.1%)
	Grupo Argos SA	261,814	1,181,830
	Grupo Cibest SA	125,383	2,032,972
	Grupo Cibest SA, ADR	41,971	2,435,997
	Grupo de Inversiones Suramericana SA	61,756	750,748
	Grupo Energia Bogota SA ESP	891,152	728,241
	Interconexion Electrica SA ESP	257,551	1,670,383

TOTAL COLOMBIA			8,800,171

CZECH REPUBLIC — (0.1%)
	CEZ AS	95,167	5,827,895
	Komercni Banka AS	56,670	2,899,016

TOTAL CZECH REPUBLIC			8,726,911

EGYPT — (0.1%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	1,486,289	3,168,787
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	122,339	261,194

TOTAL EGYPT			3,429,981

GREECE — (0.6%)
	Alpha Bank SA	1,758,982	6,895,577
	Athens International Airport SA	26,143	301,787
	Eurobank Ergasias Services & Holdings SA	1,461,852	5,498,909
*††	FF Group	12,618	0
	Hellenic Telecommunications Organization SA	110,178	2,069,010
	Jumbo SA	96,073	3,048,654
*	Metlen Energy & Metals PLC	74,839	3,792,479
	Motor Oil Hellas Corinth Refineries SA	40,176	1,203,976

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
GREECE — (Continued)
	National Bank of Greece SA	365,664	$5,374,717
	OPAP SA	107,743	2,227,502
	Piraeus Financial Holdings SA	535,170	4,179,790
	Public Power Corp. SA	126,057	2,189,251
	Titan SA (TITC GA)	27,096	1,213,230

TOTAL GREECE			37,994,882

HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	489,150	4,302,960
	OTP Bank Nyrt	125,562	11,985,572
	Richter Gedeon Nyrt	110,200	3,394,606

TOTAL HUNGARY			19,683,138

INDIA — (16.4%)
	360 ONE WAM Ltd.	96,558	1,178,709
	ABB India Ltd.	24,064	1,415,491
	ACC Ltd.	68,617	1,451,113
*	Adani Energy Solutions Ltd.	154,675	1,705,839
	Adani Enterprises Ltd.	36,973	1,029,665
*	Adani Green Energy Ltd.	68,205	871,766
	Adani Ports & Special Economic Zone Ltd.	370,000	6,046,852
*	Adani Power Ltd.	3,158,258	5,612,867
	Adani Total Gas Ltd.	74,820	530,556
*	Aditya Birla Capital Ltd.	775,396	2,840,035
*	Aditya Birla Fashion & Retail Ltd.	177,988	162,689
*	Aditya Birla Lifestyle Brands Ltd.	177,988	268,060
	Alkem Laboratories Ltd.	31,232	1,929,962
	Ambuja Cements Ltd.	409,686	2,607,032
	Apar Industries Ltd.	5,329	520,104
	APL Apollo Tubes Ltd.	110,873	2,242,887
	Apollo Hospitals Enterprise Ltd.	74,506	6,444,097
	Ashok Leyland Ltd.	4,027,856	6,408,425
	Asian Paints Ltd.	164,619	4,654,075
	Astral Ltd.	93,248	1,519,768
Ω	AU Small Finance Bank Ltd.	284,256	2,802,629
	Aurobindo Pharma Ltd.	288,162	3,713,051
*Ω	Avenue Supermarts Ltd.	38,115	1,781,897

		Shares	Value»
INDIA — (Continued)
*	AWL Agri Business Ltd.	56,448	$174,097
	Axis Bank Ltd. (AXSB IN)	1,416,092	19,643,854
	Bajaj Auto Ltd.	46,497	4,659,206
	Bajaj Finance Ltd.	1,665,720	19,604,493
	Bajaj Finserv Ltd.	240,357	5,653,722
	Bajaj Holdings & Investment Ltd.	33,808	4,689,536
	Balkrishna Industries Ltd.	94,739	2,436,704
	Bank of Baroda	904,824	2,832,019
	Bank of India	512,337	807,646
	Bank of Maharashtra	586,640	390,426
	Berger Paints India Ltd.	203,984	1,243,285
	Bharat Dynamics Ltd.	32,577	562,528
	Bharat Electronics Ltd.	1,821,863	8,738,277
	Bharat Forge Ltd.	261,827	3,891,879
	Bharat Heavy Electricals Ltd.	802,001	2,387,034
	Bharat Petroleum Corp. Ltd.	998,744	3,999,926
	Bharti Airtel Ltd.	1,624,238	37,735,637
	Biocon Ltd.	370,734	1,556,821
	Blue Star Ltd.	65,979	1,433,028
	Bosch Ltd.	4,191	1,758,774
	Britannia Industries Ltd.	76,394	5,033,507
	BSE Ltd.	87,829	2,454,649
	Canara Bank	1,973,841	3,036,896
	CG Power & Industrial Solutions Ltd.	557,210	4,614,867
	Cholamandalam Financial Holdings Ltd.	42,287	906,744
	Cholamandalam Investment & Finance Co. Ltd.	429,365	8,225,490
	Cipla Ltd.	483,014	8,168,770
	Coal India Ltd.	747,144	3,273,019
Ω	Cochin Shipyard Ltd.	38,849	783,181
	Coforge Ltd.	230,476	4,630,853
*	Cohance Lifesciences Ltd.	16,889	142,748
	Colgate-Palmolive India Ltd.	124,027	3,142,824
	Container Corp. of India Ltd.	234,814	1,446,352
	Coromandel International Ltd.	74,195	1,784,550
	CRISIL Ltd.	6,759	375,765
	Cummins India Ltd.	96,851	4,742,499
	Dabur India Ltd.	335,935	1,846,319

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dalmia Bharat Ltd.	50,419	$1,191,046
	Divi’s Laboratories Ltd.	69,403	5,278,377
	Dixon Technologies India Ltd.	29,478	5,140,271
	DLF Ltd.	440,685	3,758,900
#	Dr. Reddy’s Laboratories Ltd., ADR	511,886	6,802,965
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	122,796	1,652,803
	Eicher Motors Ltd.	110,738	8,741,790
Ω	Endurance Technologies Ltd.	16,801	537,030
	Escorts Kubota Ltd.	20,280	863,225
*	Eternal Ltd.	1,098,441	3,923,331
	Federal Bank Ltd.	1,577,773	4,202,590
	Fortis Healthcare Ltd.	270,770	3,123,586
*	FSN E-Commerce Ventures Ltd.	676,343	1,891,447
	GAIL India Ltd. (GAID LI), GDR	54,290	656,014
	GAIL India Ltd. (GAIL IN)	2,001,507	4,105,117
	GE Vernova T&D India Ltd.	64,858	2,214,406
	GlaxoSmithKline Pharmaceuticals Ltd.	31,603	931,841
	Glenmark Pharmaceuticals Ltd.	84,971	1,809,377
	Global Health Ltd.	24,679	363,591
*	GMR Airports Ltd.	2,072,479	2,187,031
	Godfrey Phillips India Ltd.	5,280	183,221
	Godrej Consumer Products Ltd.	250,638	3,160,316
*	Godrej Industries Ltd.	16,002	200,138
*	Godrej Properties Ltd.	93,187	2,397,184
	Grasim Industries Ltd.	217,483	7,099,007
	Gujarat Fluorochemicals Ltd.	15,556	656,149
	Havells India Ltd.	137,520	2,309,540
	HCL Technologies Ltd.	718,185	12,449,201
Ω	HDFC Asset Management Co. Ltd.	82,181	4,975,127
	HDFC Bank Ltd.	4,090,030	45,506,334
Ω	HDFC Life Insurance Co. Ltd.	305,987	2,517,443

		Shares	Value»
INDIA — (Continued)
	Hero MotoCorp Ltd. (HMCL IN)	149,917	$9,367,992
	Hindalco Industries Ltd.	1,268,841	12,118,380
	Hindustan Aeronautics Ltd.	138,456	7,308,052
	Hindustan Petroleum Corp. Ltd.	821,956	4,397,363
	Hindustan Unilever Ltd.	302,576	8,388,563
	Hitachi Energy India Ltd.	7,055	1,410,331
	ICICI Bank Ltd. (IBN US), Sponsored ADR	649,989	19,694,652
	ICICI Bank Ltd. (ICICIBC IN)	2,536,225	38,436,206
Ω	ICICI Lombard General Insurance Co. Ltd.	135,564	3,056,268
Ω	ICICI Prudential Life Insurance Co. Ltd.	175,389	1,168,700
	IDFC First Bank Ltd.	3,209,774	2,952,926
	Indian Bank	219,416	2,122,513
	Indian Hotels Co. Ltd.	571,497	4,792,605
	Indian Oil Corp. Ltd.	1,618,370	3,026,447
	Indian Railway Catering & Tourism Corp. Ltd.	255,728	2,067,404
Ω	Indian Railway Finance Corp. Ltd.	1,076,163	1,493,422
	Indraprastha Gas Ltd.	40,564	96,698
*	Indus Towers Ltd.	1,282,229	5,260,974
*	IndusInd Bank Ltd.	281,390	2,518,241
	Info Edge India Ltd.	303,145	4,692,576
	Infosys Ltd. (INFO IN)	2,148,691	35,792,021
#	Infosys Ltd. (INFY US), Sponsored ADR	331,357	5,490,585
Ω	InterGlobe Aviation Ltd.	123,469	7,851,339
	Ipca Laboratories Ltd.	55,479	793,520
*	ITC Hotels Ltd.	196,018	478,764
	ITC Ltd.	2,061,428	9,748,542
	Jindal Stainless Ltd.	394,916	3,352,419
	Jindal Steel Ltd.	474,576	5,706,254
	Jio Financial Services Ltd.	1,848,237	6,394,171
	JK Cement Ltd.	23,220	1,628,957
	JSW Energy Ltd.	435,675	2,589,529
	JSW Steel Ltd.	579,161	7,878,066
	Jubilant Foodworks Ltd.	297,986	2,012,861
	Kalyan Jewellers India Ltd.	259,294	1,489,234

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Kaynes Technology India Ltd.	4,681	$353,563
	KEI Industries Ltd.	21,000	951,937
	Kotak Mahindra Bank Ltd.	406,861	9,653,161
	KPR Mill Ltd.	23,473	282,542
	L&T Finance Ltd.	533,234	1,624,428
Ω	L&T Technology Services Ltd.	22,326	1,033,949
	Larsen & Toubro Ltd.	334,543	15,168,779
Ω	Laurus Labs Ltd.	185,343	1,993,465
	Linde India Ltd.	7,453	504,325
	Lloyds Metals & Energy Ltd.	43,698	640,795
Ω	Lodha Developers Ltd.	77,914	1,051,691
Ω	LTIMindtree Ltd.	58,760	3,755,707
	Lupin Ltd.	233,272	5,181,189
	Mahindra & Mahindra Financial Services Ltd.	502,431	1,785,157
	Mahindra & Mahindra Ltd.	808,151	31,765,464
	Mankind Pharma Ltd.	49,763	1,330,169
	Marico Ltd.	528,814	4,298,876
	Maruti Suzuki India Ltd.	61,939	11,258,451
*	Max Financial Services Ltd.	131,466	2,287,246
	Max Healthcare Institute Ltd.	450,898	5,835,023
	Mazagon Dock Shipbuilders Ltd.	36,096	1,112,077
	Motherson Sumi Wiring India Ltd.	614,101	325,644
	Motilal Oswal Financial Services Ltd.	121,608	1,336,962
	Mphasis Ltd.	110,972	3,443,843
	MRF Ltd.	2,197	3,908,234
	Multi Commodity Exchange of India Ltd.	8,698	905,595
	Muthoot Finance Ltd.	229,466	8,253,614
	Narayana Hrudayalaya Ltd.	50,824	1,003,586
	National Aluminium Co. Ltd.	139,466	367,172
	Nestle India Ltd.	384,606	5,513,669
	NHPC Ltd.	2,254,641	2,153,185
Ω	Nippon Life India Asset Management Ltd.	86,333	850,313
	NLC India Ltd.	104,302	306,943
	NMDC Ltd.	4,246,697	3,618,529
*	NMDC Steel Ltd.	1,251,805	605,037
	NTPC Ltd.	2,211,859	8,377,118

		Shares	Value»
INDIA — (Continued)
	Oberoi Realty Ltd.	101,713	$2,035,021
	Oil & Natural Gas Corp. Ltd.	1,431,491	4,126,245
	Oil India Ltd.	286,923	1,401,354
	One 97 Communications Ltd.	213,187	3,120,644
	Oracle Financial Services Software Ltd.	28,675	2,751,410
	Page Industries Ltd.	5,755	2,646,950
	Patanjali Foods Ltd.	138,926	942,848
*	PB Fintech Ltd.	130,177	2,613,894
	Persistent Systems Ltd.	92,930	6,188,915
	Petronet LNG Ltd.	1,234,353	3,907,830
	Phoenix Mills Ltd.	121,961	2,321,820
	PI Industries Ltd.	58,905	2,374,094
	Pidilite Industries Ltd.	170,066	2,774,346
	Piramal Pharma Ltd.	193,780	437,925
	Polycab India Ltd.	39,678	3,443,820
*	Poonawalla Fincorp Ltd.	5,650	30,636
	Power Finance Corp. Ltd.	1,781,182	8,082,635
	Power Grid Corp. of India Ltd.	2,263,465	7,343,775
	Prestige Estates Projects Ltd.	109,654	2,162,601
	Procter & Gamble Hygiene & Health Care Ltd.	10,034	1,508,790
	Punjab National Bank	1,807,490	2,499,724
	Radico Khaitan Ltd.	22,435	791,729
	Rail Vikas Nigam Ltd.	203,905	754,750
	REC Ltd.	1,858,383	7,848,705
	Reliance Industries Ltd. (RIL IN)	2,605,360	43,612,671
	Samvardhana Motherson International Ltd.	5,022,432	5,959,365
	SBI Cards & Payment Services Ltd.	173,017	1,715,538
Ω	SBI Life Insurance Co. Ltd.	279,608	6,162,337
	Schaeffler India Ltd.	30,358	1,378,214
	Shree Cement Ltd.	5,977	1,905,989
	Shriram Finance Ltd.	1,643,538	13,906,223
*	Siemens Energy India Ltd.	25,747	922,064
	Siemens Ltd.	25,747	899,536
	SJVN Ltd.	336,376	333,355
	Solar Industries India Ltd.	25,227	3,951,994

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	SRF Ltd.	135,219	$4,468,333
	State Bank of India (SBID LI), GDR	128	13,568
	State Bank of India (SBIN IN)	1,072,406	11,327,922
	State Bank of India (SBKFF US), GDR	1,669	176,914
	Steel Authority of India Ltd.	950,894	1,460,872
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	343,192	6,543,381
	Sundaram Finance Ltd.	53,307	2,734,670
	Supreme Industries Ltd.	45,937	1,965,975
*	Suzlon Energy Ltd.	6,599,930	4,410,977
	Tata Communications Ltd.	103,969	2,192,791
	Tata Consultancy Services Ltd.	483,660	16,656,872
	Tata Consumer Products Ltd.	281,776	3,690,147
	Tata Elxsi Ltd.	3,564	218,825
*	Tata Motors Ltd./new	1,305,010	3,833,238
	Tata Motors Passenger Vehicles Ltd.	1,305,010	6,024,784
	Tata Power Co. Ltd.	1,037,437	4,726,546
	Tata Steel Ltd.	6,287,988	12,945,025
	Tech Mahindra Ltd.	427,815	6,855,425
	Thermax Ltd.	8,677	314,313
	Titan Co. Ltd.	188,444	7,944,288
	Torrent Pharmaceuticals Ltd.	118,651	4,741,057
	Torrent Power Ltd.	129,968	1,927,138
	Trent Ltd.	117,296	6,199,800
	Tube Investments of India Ltd.	83,201	2,829,369
	TVS Motor Co. Ltd.	217,577	8,593,884
	UltraTech Cement Ltd.	62,826	8,431,975
	Union Bank of India Ltd.	1,395,817	2,332,176
	United Breweries Ltd.	45,973	930,721
	United Spirits Ltd.	221,847	3,573,029
	UNO Minda Ltd.	126,123	1,751,197
	UPL Ltd.	556,261	4,498,875
	Varun Beverages Ltd.	829,375	4,381,341
	Vedanta Ltd.	1,426,185	7,929,553
*	Vodafone Idea Ltd.	16,312,918	1,602,786
	Voltas Ltd.	124,989	1,941,755
	Wipro Ltd.	1,772,249	4,804,169
*	Yes Bank Ltd.	11,783,222	3,022,604

		Shares	Value»
INDIA — (Continued)
	Zydus Lifesciences Ltd.	252,848	$2,782,691

TOTAL INDIA			1,069,424,638

INDONESIA — (1.3%)
	Alamtri Resources Indonesia Tbk. PT	16,967,500	1,920,830
*	Amman Mineral Internasional PT	1,904,600	812,409
	Aneka Tambang Tbk. PT	7,067,800	1,314,665
	Astra International Tbk. PT	13,369,310	4,943,480
	Bank Central Asia Tbk. PT	27,517,100	14,088,524
	Bank Mandiri Persero Tbk. PT	29,718,968	8,419,786
	Bank Negara Indonesia Persero Tbk. PT	11,716,444	3,079,483
	Bank Rakyat Indonesia Persero Tbk. PT	32,814,876	7,849,983
	Bank Syariah Indonesia Tbk. PT	9,185,823	1,406,768
*	Barito Pacific Tbk. PT	14,164,128	2,935,433
	Barito Renewables Energy Tbk. PT	5,866,900	3,058,787
*	Bumi Resources Minerals Tbk. PT	32,748,000	1,809,233
*	Bumi Resources Tbk. PT	72,197,200	615,665
*	Capital Financial Indonesia Tbk. PT	4,473,700	294,521
	Chandra Asri Pacific Tbk. PT	1,588,400	663,559
	Charoen Pokphand Indonesia Tbk. PT	5,630,800	1,580,176
	Cisarua Mountain Dairy Tbk. PT	104,600	35,681
	Dayamitra Telekomunikasi PT	7,063,400	237,787
*	Dian Swastatika Sentosa Tbk. PT	566,300	2,877,819
	Elang Mahkota Teknologi Tbk. PT	6,212,300	441,561
*	Impack Pratama Industri Tbk. PT	965,500	136,863
	Indah Kiat Pulp & Paper Tbk. PT	513,000	229,431
	Indofood CBP Sukses Makmur Tbk. PT	1,475,200	770,950
	Indofood Sukses Makmur Tbk. PT	4,121,400	1,834,085

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
INDONESIA — (Continued)
Indosat Tbk. PT	5,074,800	$574,568
Kalbe Farma Tbk. PT	13,178,900	1,010,843
Mayora Indah Tbk. PT	4,093,825	523,522
* Merdeka Battery Materials Tbk. PT	17,298,100	653,603
* Merdeka Copper Gold Tbk. PT	4,804,495	703,015
Mitra Keluarga Karyasehat Tbk. PT	235,200	36,497
Pantai Indah Kapuk Dua Tbk. PT	441,900	374,072
Perusahaan Gas Negara Tbk. PT	5,488,800	573,889
Petrindo Jaya Kreasi Tbk. PT	15,216,000	1,837,067
Petrosea Tbk. PT	1,703,500	695,227
Sarana Menara Nusantara Tbk. PT	886,000	28,997
Sumber Alfaria Trijaya Tbk. PT	13,422,000	1,620,732
Telkom Indonesia Persero Tbk. PT (TLKM IJ)	36,996,000	7,156,308
Tower Bersama Infrastructure Tbk. PT	407,000	58,260
Trimegah Bangun Persada Tbk. PT	4,987,100	374,811
Unilever Indonesia Tbk. PT	5,668,900	879,004
United Tractors Tbk. PT	1,725,996	2,790,724
Vale Indonesia Tbk. PT	1,299,400	370,760
XLSMART Telecom Sejahtera Tbk. PT	511,700	80,279

TOTAL INDONESIA		81,699,657

KUWAIT — (0.6%)
Agility Public Warehousing Co. KSC	1,028,838	505,289
Al Ahli Bank of Kuwait KSCP	603,204	565,669
Boubyan Bank KSCP	380,623	888,160
Boursa Kuwait Securities Co. KPSC	8,556	112,121
Burgan Bank SAK	819,924	632,126
Gulf Bank KSCP	2,625,657	2,999,857
Kuwait Finance House KSCP	4,764,505	12,474,150

		Shares	Value»
KUWAIT — (Continued)
	Kuwait Telecommunications Co.	158,407	$306,626
	Mabanee Co. KPSC	700,050	2,299,049
	Mobile Telecommunications Co. KSCP	1,927,276	3,330,741
	National Bank of Kuwait SAKP	3,964,089	13,576,000
	National Industries Group Holding SAK	1,626,920	1,543,158
*	Warba Bank KSCP	977,966	924,182

TOTAL KUWAIT			40,157,128

MALAYSIA — (1.4%)
	Alliance Bank Malaysia Bhd	1,011,970	1,061,929
#	AMMB Holdings Bhd. (AMM MK)	2,154,159	2,930,134
#	Axiata Group Bhd	2,965,732	1,778,437
	Batu Kawan Bhd	124,700	571,894
#	Bursa Malaysia Bhd	232,700	455,147
	CelcomDigi Bhd	1,985,320	1,706,707
*	Chin Hin Group Bhd	88,100	48,571
#	CIMB Group Holdings Bhd	5,567,870	9,689,776
#	Dialog Group Bhd	2,057,818	962,732
	Eco World Development Group Bhd	734,600	360,928
#	Fraser & Neave Holdings Bhd	115,900	778,741
#	Frontken Corp. Bhd	704,200	758,507
	Gamuda Bhd	3,628,709	4,358,115
	Genting Bhd	1,872,800	1,510,245
#	Genting Malaysia Bhd	2,524,700	1,403,796
	HAP Seng Consolidated Bhd	395,100	280,250
#	Heineken Malaysia Bhd	44,700	227,367
#	Hong Leong Bank Bhd	239,466	1,175,093
	Hong Leong Financial Group Bhd	224,783	906,616
	IHH Healthcare Bhd	868,900	1,710,784
#	IJM Corp. Bhd	2,122,200	1,254,132
#	Inari Amertron Bhd	1,175,400	732,635
#	IOI Corp. Bhd	1,322,505	1,269,184
	IOI Properties Group Bhd	1,450,429	727,250
#	KPJ Healthcare Bhd	1,183,500	801,132
#	Kuala Lumpur Kepong Bhd	346,302	1,693,716

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Malayan Banking Bhd	2,464,719	$5,808,808
	Malayan Cement Bhd	257,200	421,321
	Maxis Bhd	1,381,600	1,253,712
#	MISC Bhd	598,498	1,113,039
#Ω	Mr. DIY Group M Bhd	2,400,250	915,682
	Nestle Malaysia Bhd	48,300	1,303,070
	Petronas Chemicals Group Bhd	1,265,900	1,177,485
#	Petronas Dagangan Bhd	194,500	1,053,120
#	Petronas Gas Bhd	360,800	1,592,762
	PPB Group Bhd	477,080	1,268,373
#	Press Metal Aluminium Holdings Bhd	1,958,700	2,958,740
	Public Bank Bhd	8,022,870	8,076,758
#	QL Resources Bhd	1,443,877	1,430,282
	RHB Bank Bhd	1,801,980	2,913,208
	SD Guthrie Bhd	1,387,121	1,748,515
	Sime Darby Bhd	3,077,561	1,504,497
#	Sime Darby Property Bhd	1,985,400	638,437
	Sunway Bhd	1,605,582	2,069,754
#	Sunway Construction Group Bhd	375,200	526,310
	Telekom Malaysia Bhd	803,529	1,400,348
	Tenaga Nasional Bhd	1,305,750	4,136,943
#	TIME dotCom Bhd	897,000	1,021,211
#	United Plantations Bhd	233,150	1,378,692
	ViTrox Corp. Bhd	264,600	284,319
	Westports Holdings Bhd	592,348	727,753
#	Yinson Holdings Bhd	745,800	421,995
#	YTL Corp. Bhd	3,863,054	2,393,031
#	YTL Power International Bhd	1,837,199	1,746,290
	Zetrix Ai Bhd	3,673,637	740,179

TOTAL MALAYSIA			91,178,452

MEXICO — (1.8%)
#	America Movil SAB de CV (2228390D US), ADR	7,345	167,246
	America Movil SAB de CV (AMXB MM)	12,430,805	14,144,695
	Arca Continental SAB de CV	282,117	2,729,983
	Cemex SAB de CV (CEMEXCPO MM)	9,114,032	9,242,316
	Cemex SAB de CV (CX US), Sponsored ADR	285,199	2,894,770

		Shares	Value»
MEXICO — (Continued)
#	Coca-Cola Femsa SAB de CV (KOFUBL MM)	366,297	$3,145,716
*	Controladora AXTEL SAB de CV	3,493,876	170,194
	El Puerto de Liverpool SAB de CV, Class C1	163,857	798,360
#	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	607,316	5,721,588
	Gruma SAB de CV, Class B	183,969	3,115,744
	Grupo Aeroportuario del Centro Norte SAB de CV	46,829	577,117
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	217,300	4,513,140
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	10,856	2,261,522
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	11,915	3,602,381
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	2,990	90,470
#	Grupo Bimbo SAB de CV	764,083	2,638,726
	Grupo Carso SAB de CV	440,134	3,126,436
#	Grupo Comercial Chedraui SA de CV	262,690	1,907,979
	Grupo Financiero Banorte SAB de CV, Class O	1,612,674	15,139,353
#	Grupo Financiero Inbursa SAB de CV, Class O	1,424,341	3,450,741
	Grupo Mexico SAB de CV	1,887,497	16,286,818
*	Industrias Penoles SAB de CV	201,231	8,501,450
	Kimberly-Clark de Mexico SAB de CV, Class A	1,549,006	3,002,379
*	Organizacion Soriana SAB de CV, Class B	169,864	242,291

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
MEXICO — (Continued)
Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	125,669	$1,623,480
Wal-Mart de Mexico SAB de CV	2,098,615	6,946,999

TOTAL MEXICO		116,041,894

PERU — (0.1%)
Cementos Pacasmayo SAA, ADR	15,173	110,310
Cia de Minas Buenaventura SAA, ADR	35,679	812,411
Credicorp Ltd.	31,265	8,160,165

TOTAL PERU		9,082,886

PHILIPPINES — (0.4%)
Aboitiz Equity Ventures, Inc.	1,225,120	592,895
Aboitiz Power Corp.	1,003,100	702,740
Ayala Corp.	156,092	1,240,440
Ayala Land, Inc.	3,542,618	1,196,678
Bank of the Philippine Islands	1,325,092	2,372,999
BDO Unibank, Inc.	1,877,628	4,258,351
China Banking Corp.	388,340	337,274
DMCI Holdings, Inc.	1,834,700	351,774
Emperador, Inc.	1,167,000	316,731
Globe Telecom, Inc.	27,092	679,283
GT Capital Holdings, Inc.	2,660	24,673
International Container Terminal Services, Inc.	556,400	5,018,385
JG Summit Holdings, Inc.	982,600	399,636
Jollibee Foods Corp.	323,140	1,188,891
LT Group, Inc.	308,000	76,550
Manila Electric Co.	121,000	1,201,093
Metropolitan Bank & Trust Co.	1,971,228	2,310,570
PLDT, Inc. (TEL PM)	64,180	1,219,765
San Miguel Corp.	856,840	946,853
Semirara Mining & Power Corp.	220,100	123,582
SM Investments Corp.	78,723	974,143
SM Prime Holdings, Inc.	3,821,610	1,454,628

		Shares	Value»
PHILIPPINES — (Continued)
	Universal Robina Corp.	579,760	$718,563

TOTAL PHILIPPINES			27,706,497

POLAND — (1.1%)
	Alior Bank SA	99,538	2,773,640
*Ω	Allegro.eu SA	168,079	1,569,493
	Asseco Poland SA	38,891	2,262,162
	Bank Handlowy w Warszawie SA	30,094	848,281
*	Bank Millennium SA	463,894	1,941,750
	Bank Polska Kasa Opieki SA	133,639	6,842,553
#	Budimex SA	11,804	1,874,000
#*	CCC SA	37,178	1,521,676
#	CD Projekt SA	40,807	2,803,747
*Ω	Dino Polska SA	274,720	3,281,340
	ING Bank Slaski SA	26,504	2,261,296
*	KGHM Polska Miedz SA	100,333	5,262,781
#	LPP SA	744	3,611,510
*	mBank SA	10,637	2,832,517
	Orange Polska SA	491,173	1,197,039
	ORLEN SA	322,169	8,732,020
#	Pepco Group NV	71,711	540,130
*	PGE Polska Grupa Energetyczna SA	866,705	2,628,086
	Powszechna Kasa Oszczednosci Bank Polski SA	344,222	7,057,674
	Powszechny Zaklad Ubezpieczen SA	376,512	6,020,115
	Santander Bank Polska SA	19,016	2,504,262
*	Tauron Polska Energia SA	538,306	1,457,267

TOTAL POLAND			69,823,339

QATAR — (0.7%)
	Al Rayan Bank	3,472,385	2,232,235
	Barwa Real Estate Co.	49,162	35,503
	Commercial Bank PSQC	2,869,365	3,265,457
	Dukhan Bank	955,254	911,882
*	Estithmar Holding QPSC	285,106	321,087
	Industries Qatar QSC	240,468	837,837
	Mesaieed Petrochemical Holding Co.	4,421,301	1,516,217
	Ooredoo QPSC	1,050,737	3,907,973

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Qatar Electricity & Water Co. QSC	344,661	$1,456,248
	Qatar Fuel QSC	401,397	1,653,487
	Qatar Gas Transport Co. Ltd.	2,385,438	2,896,312
	Qatar International Islamic Bank QSC	742,448	2,272,786
	Qatar Islamic Bank QPSC	562,876	3,794,727
	Qatar National Bank QPSC	3,474,334	17,670,425
	Qatar Navigation QSC	577,258	1,763,043

TOTAL QATAR			44,535,219

RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	982,159	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	311,153	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	172,148	0
*††	PhosAgro PJSC	582	0
*††	Polyus PJSC (PLZL LI), GDR	20,177	0
*††	RusHydro PJSC (HYDR LI), ADR	801,602	0
*††	RusHydro PJSC (RSHYY US), ADR	6,421	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	948,237	0
*††	Severstal PAO (SVJTY US), GDR	110	0
*††	Severstal PAO (SVST LI), GDR	67,765	0
*††	VTB Bank PJSC (VTBR LI), GDR	1,705,908	0

SAUDI ARABIA — (3.1%)
*	ACWA Power Co.	73,421	4,743,074
	Ades Holding Co.	261,849	1,183,286
	Al Rajhi Bank	1,032,597	29,185,443
*	Al Rajhi Co. for Co-operative Insurance	17,959	564,586
	Aldrees Petroleum & Transport Services Co.	27,652	1,131,794
	Alinma Bank	939,614	6,506,011

		Shares	Value»
SAUDI ARABIA — (Continued)
	Almarai Co. JSC	448,384	$5,944,767
	Arab National Bank	729,305	4,716,792
	Arabian Internet & Communications Services Co.	21,572	1,448,838
	Astra Industrial Group Co.	10,208	405,195
	Bank AlBilad	566,019	4,472,450
*	Bank Al-Jazira	622,708	2,094,204
	Banque Saudi Fransi	958,286	4,560,526
	Bupa Arabia for Cooperative Insurance Co.	58,283	2,551,734
	Co. for Cooperative Insurance	56,573	2,056,708
	Dallah Healthcare Co.	25,399	1,043,048
*	Dar Al Arkan Real Estate Development Co.	588,468	2,710,141
	Dr. Sulaiman Al Habib Medical Services Group Co.	71,653	5,206,009
	Electrical Industries Co.	66,999	206,354
	Elm Co.	14,969	3,786,831
	Etihad Etisalat Co.	520,555	9,391,575
	Jamjoom Pharmaceuticals Factory Co.	6,178	256,697
	Jarir Marketing Co.	521,114	1,973,654
	Mouwasat Medical Services Co.	95,550	1,958,469
	Nahdi Medical Co.	34,141	1,056,901
*	Rabigh Refining & Petrochemical Co.	239,772	574,073
	Riyad Bank	1,131,417	8,215,582
	Riyadh Cables Group Co.	25,949	978,995
	SABIC Agri-Nutrients Co.	179,530	5,861,652
	Sahara International Petrochemical Co.	409,247	2,062,566
	SAL Saudi Logistics Services	21,297	1,000,089
*	Saudi Arabian Mining Co.	457,366	7,862,923
Ω	Saudi Arabian Oil Co.	2,812,503	19,432,965
	Saudi Aramco Base Oil Co.	47,935	1,231,804
	Saudi Awwal Bank	645,952	5,573,578
	Saudi Basic Industries Corp.	343,682	5,593,974
	Saudi Electricity Co.	620,972	2,650,915

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Industrial Investment Group	263,094	$1,139,355
	Saudi Investment Bank	549,691	2,014,802
	Saudi National Bank	1,208,763	12,861,912
*	Saudi Research & Media Group	33,077	1,516,371
	Saudi Tadawul Group Holding Co.	21,551	1,144,400
	Saudi Telecom Co.	1,509,827	18,188,322
	Yanbu National Petrochemical Co.	176,450	1,622,462

TOTAL SAUDI ARABIA			198,681,827

SOUTH AFRICA — (3.1%)
	Absa Group Ltd.	674,651	7,538,471
	Anglogold Ashanti PLC (AU US)	200,313	13,621,284
	Bid Corp. Ltd.	227,542	5,632,616
	Bidvest Group Ltd.	355,274	4,621,525
	Capitec Bank Holdings Ltd.	33,167	7,338,114
	Clicks Group Ltd.	240,511	5,071,171
	Discovery Ltd.	552,707	6,944,085
	Exxaro Resources Ltd.	116,770	1,189,248
	FirstRand Ltd.	2,638,155	12,520,409
#	Gold Fields Ltd. (GFI US), Sponsored ADR	569,309	21,867,159
	Harmony Gold Mining Co. Ltd. (HAR SJ)	355,901	5,921,683
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	234,867	3,877,654
	Impala Platinum Holdings Ltd.	705,265	7,558,316
	Investec Ltd.	209,173	1,574,767
	Kumba Iron Ore Ltd.	44,636	888,972
	Mr. Price Group Ltd.	34,067	407,027
	MTN Group Ltd.	1,367,609	13,663,113
	Naspers Ltd., Class N	242,805	17,053,654
	Nedbank Group Ltd.	421,077	5,740,451
	NEPI Rockcastle NV	512,113	4,153,103
	Northam Platinum Holdings Ltd.	200,653	3,351,039
	Old Mutual Ltd. (OMU SJ)	3,853,142	3,012,980
	OUTsurance Group Ltd.	716,570	3,015,535
Ω	Pepkor Holdings Ltd.	2,534,020	3,863,669
	Sanlam Ltd.	1,355,449	7,112,841
*	Sasol Ltd. (SOL SJ)	132,527	829,165
#*	Sasol Ltd. (SSL US), Sponsored ADR	54,961	347,903

		Shares	Value»
SOUTH AFRICA — (Continued)
	Shoprite Holdings Ltd.	353,663	$5,915,599
*	Sibanye Stillwater Ltd. (SBSW US), ADR	358,867	3,789,635
	Standard Bank Group Ltd.	994,143	14,618,713
	Tiger Brands Ltd.	10,967	207,531
	Valterra Platinum Ltd.	122,059	7,549,252
	Vodacom Group Ltd.	426,700	3,454,244

TOTAL SOUTH AFRICA			204,250,928

SOUTH KOREA — (13.7%)
*	ABLBio, Inc.	10,380	724,907
*	Alteogen, Inc.	20,473	7,000,808
	Amorepacific Corp.	16,703	1,414,703
	BGF retail Co. Ltd.	1,784	129,625
	BNK Financial Group, Inc.	280,250	2,713,027
	Caregen Co. Ltd.	1,083	49,237
#	Celltrion, Inc.	42,064	5,177,475
	Cheil Worldwide, Inc.	12,899	184,078
	CJ CheilJedang Corp.	9,559	1,537,295
	CJ Corp.	21,100	2,524,164
	CJ Logistics Corp.	738	42,611
	Classys, Inc.	17,370	599,674
	Cosmax, Inc.	1,810	259,191
	Coway Co. Ltd.	62,794	3,926,495
	DB HiTek Co. Ltd.	1,795	73,740
	DB Insurance Co. Ltd.	61,996	5,510,434
#	Dongsuh Cos., Inc.	20,637	390,599
	Doosan Bobcat, Inc.	62,204	2,625,826
	Doosan Co. Ltd.	7,014	4,634,602
*	Doosan Enerbility Co. Ltd.	264,772	16,387,004
#	Douzone Bizon Co. Ltd.	2,356	147,168
#*	Ecopro BM Co. Ltd.	16,300	1,823,843
#	Ecopro Co. Ltd.	53,107	3,270,427
	E-MART, Inc.	4,859	246,126
	Eo Technics Co. Ltd.	650	106,904
	GS Holdings Corp. (078930 KS)	55,047	1,850,213
*	GS P&L Co. Ltd.	6,432	172,881
	Hana Financial Group, Inc.	312,933	18,747,370
#	Hanjin Kal Corp.	15,924	1,168,739
	Hankook Tire & Technology Co. Ltd.	86,286	2,801,492
	Hanmi Pharm Co. Ltd.	4,951	1,473,432
	Hanmi Science Co. Ltd.	1,338	36,911
#	Hanmi Semiconductor Co. Ltd.	31,164	3,116,478
	Hanwha Aerospace Co. Ltd.	19,664	13,488,021

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha Corp.	13,652	$913,103
*	Hanwha Engine	16,299	564,711
#*	Hanwha Life Insurance Co. Ltd.	278,753	591,891
*	Hanwha Ocean Co. Ltd.	25,539	2,461,729
#	Hanwha Solutions Corp.	92,221	1,971,819
#	Hanwha Systems Co. Ltd.	47,203	1,981,671
#*	Hanwha Vision Co. Ltd.	23,871	839,986
	HD Hyundai Co. Ltd.	56,208	8,073,329
	HD Hyundai Electric Co. Ltd.	17,979	10,923,071
	HD Hyundai Heavy Industries Co. Ltd.	7,484	3,151,664
	HD Hyundai Infracore Co. Ltd.	68,158	727,169
	HD Hyundai Mipo	14,867	2,518,354
#	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	31,148	10,352,989
*	HLB, Inc.	40,235	1,369,433
	HMM Co. Ltd.	209,318	3,013,917
	HPSP Co. Ltd.	23,891	576,150
*	Hugel, Inc.	5,376	986,425
#	HYBE Co. Ltd.	9,671	2,310,183
	Hyosung Heavy Industries Corp.	2,938	4,382,436
	Hyundai Autoever Corp.	6,172	878,450
	Hyundai Elevator Co. Ltd.	15,545	823,944
	Hyundai Engineering & Construction Co. Ltd.	68,357	3,358,559
	Hyundai Glovis Co. Ltd.	51,597	6,819,271
*	Hyundai Marine & Fire Insurance Co. Ltd.	2,904	55,566
#	Hyundai Mobis Co. Ltd.	35,390	7,826,054
	Hyundai Motor Co.	81,301	16,486,975
	Hyundai Rotem Co. Ltd.	66,286	10,709,262
	Hyundai Steel Co.	77,199	1,783,531
#	Industrial Bank of Korea	320,054	4,337,359
	IsuPetasys Co. Ltd.	38,208	3,030,447
	JB Financial Group Co. Ltd.	154,394	2,430,742

		Shares	Value»
SOUTH KOREA — (Continued)
	JYP Entertainment Corp.	22,204	$1,258,933
	Kakao Corp.	90,322	4,116,399
#	KakaoBank Corp.	68,505	1,110,381
*	Kakaopay Corp.	15,546	569,185
	Kangwon Land, Inc.	62,297	737,543
	KB Financial Group, Inc. (105560 KS)	261,915	21,381,036
#	KCC Corp.	4,017	1,237,043
#	KEPCO Engineering & Construction Co., Inc.	7,306	521,192
	KEPCO Plant Service & Engineering Co. Ltd.	5,563	197,323
	Kia Corp.	207,178	17,377,797
	KIWOOM Securities Co. Ltd.	22,126	4,595,858
#	Korea Aerospace Industries Ltd.	64,542	4,676,197
	Korea Electric Power Corp. (015760 KS)	174,992	5,238,215
	Korea Gas Corp.	24,489	715,972
#	Korea Investment Holdings Co. Ltd.	51,532	6,570,117
	Korea Zinc Co. Ltd.	958	693,938
	Korean Air Lines Co. Ltd.	201,280	3,123,509
*	Krafton, Inc.	20,546	3,976,628
	KT Corp. (KT US), Sponsored ADR	82,100	1,522,955
	KT&G Corp.	70,151	6,602,037
	Kumho Petrochemical Co. Ltd.	17,000	1,381,839
	LEENO Industrial, Inc.	52,813	2,125,738
	LG Chem Ltd.	31,644	8,801,719
	LG Corp.	66,092	3,717,073
#*	LG Display Co. Ltd. (034220 KS)	145,274	1,485,229
*	LG Display Co. Ltd. (LPL US), ADR	290,355	1,454,679
	LG Electronics, Inc.	149,323	9,158,460
*	LG Energy Solution Ltd.	5,935	1,964,763
#	LG H&H Co. Ltd.	7,321	1,459,676
	LG Innotek Co. Ltd.	15,931	2,687,438
	LG Uplus Corp.	259,247	2,771,246
	LIG Nex1 Co. Ltd.	12,128	4,416,657
#*	LigaChem Biosciences, Inc.	11,496	1,178,853
#	Lotte Chemical Corp.	14,982	742,201
#	Lotte Corp.	24,075	493,058
	Lotte Shopping Co. Ltd.	2,374	108,335

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LS Corp.	22,166	$3,230,338
	LS Electric Co. Ltd.	21,353	6,481,909
#	Macquarie Korea Infrastructure Fund	364,694	2,812,624
	Meritz Financial Group, Inc.	90,010	6,975,250
#	Mirae Asset Securities Co. Ltd.	214,254	3,939,304
	Misto Holdings Corp.	12,809	330,390
	NAVER Corp.	30,019	5,626,046
	NCSoft Corp.	7,985	1,232,514
Ω	Netmarble Corp.	20,685	783,856
	NH Investment & Securities Co. Ltd.	170,869	2,435,928
#	NongShim Co. Ltd.	1,299	397,195
#	Orion Corp.	21,367	1,487,916
#*	Peptron, Inc.	5,879	1,114,894
	PharmaResearch Co. Ltd.	3,718	1,407,662
	Poongsan Corp.	10,352	796,159
	Posco DX Co. Ltd.	41,257	758,627
#*	POSCO Future M Co. Ltd.	8,797	1,332,891
	POSCO Holdings, Inc. (005490 KS)	40,176	8,738,050
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	2,579	140,865
	Posco International Corp.	43,584	1,678,950
#*	Rainbow Robotics	4,141	1,265,294
#	S-1 Corp.	17,230	906,042
#	Sam Chun Dang Pharm Co. Ltd.	7,088	1,162,133
*Ω	Samsung Biologics Co. Ltd.	6,734	5,770,987
	Samsung C&T Corp.	47,044	7,444,807
	Samsung Card Co. Ltd. (029780 KS)	30,927	1,074,427
#	Samsung Electro-Mechanics Co. Ltd.	36,362	6,233,194
	Samsung Electronics Co. Ltd. (005930 KS)	3,156,038	237,574,490
#	Samsung Engineering Co. Ltd.	163,107	2,965,331
	Samsung Fire & Marine Insurance Co. Ltd.	29,798	9,222,609
*	Samsung Heavy Industries Co. Ltd.	308,492	6,392,520
	Samsung Life Insurance Co. Ltd.	49,334	5,331,488

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung SDI Co. Ltd.	36,097	$8,133,425
	Samsung SDS Co. Ltd.	24,280	3,114,291
	Samsung Securities Co. Ltd.	108,043	5,847,473
	Samyang Foods Co. Ltd.	3,294	3,110,724
	Shinhan Financial Group Co. Ltd. (055550 KS)	291,646	14,979,698
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	23,396	1,209,339
	Shinsegae, Inc.	185	22,547
#*	Silicon2 Co. Ltd.	22,702	715,950
#*	SK Biopharmaceuticals Co. Ltd.	20,499	1,657,487
#*	SK Bioscience Co. Ltd.	14,057	499,150
	SK Hynix, Inc.	350,913	136,537,941
*Ω	SK IE Technology Co. Ltd.	13,035	280,033
	SK Innovation Co. Ltd.	37,174	3,357,001
	SK Telecom Co. Ltd. (017670 KS)	46,340	1,696,594
	SK, Inc.	33,170	5,760,002
*	SKC Co. Ltd.	10,347	921,971
	SM Entertainment Co. Ltd.	6,041	506,060
#*	S-Oil Corp.	38,378	1,931,723
#*	Taihan Cable & Solution Co. Ltd.	43,396	733,445
	WONIK IPS Co. Ltd.	8,135	364,866
	Woori Financial Group, Inc. (316140 KS)	728,196	12,963,124
#	Youngone Corp.	16,186	656,303
#	Yuhan Corp.	26,467	2,189,635

TOTAL SOUTH KOREA			895,008,384

TAIWAN — (20.9%)
	Accton Technology Corp.	337,000	11,719,746
#	Acer, Inc.	3,398,811	3,311,548
	Advanced Energy Solution Holding Co. Ltd.	25,000	951,695
	Advantech Co. Ltd.	228,089	2,316,786
	Airoha Technology Corp.	23,000	372,395
	Airtac International Group	123,602	3,645,636
	Alchip Technologies Ltd.	62,000	6,984,853

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	ASE Technology Holding Co. Ltd.	2,343,782	$18,752,039
#	Asia Cement Corp.	2,725,758	3,212,702
	Asia Vital Components Co. Ltd.	253,000	11,582,503
	ASMedia Technology, Inc.	31,000	1,447,414
#	ASPEED Technology, Inc.	31,300	5,550,838
	Asustek Computer, Inc.	553,180	12,497,164
#	AUO Corp. (2409 TT)	7,603,498	2,990,033
	Bizlink Holding, Inc.	153,950	6,919,792
	Bora Pharmaceuticals Co. Ltd.	38,094	768,699
*	Caliway Biopharmaceuticals Co. Ltd.	390,000	1,891,888
	Capital Securities Corp.	127,000	100,763
#	Catcher Technology Co. Ltd.	708,429	4,568,123
#	Cathay Financial Holding Co. Ltd.	5,553,393	11,524,910
#	Chailease Holding Co. Ltd.	1,463,651	4,892,360
	Chang Hwa Commercial Bank Ltd.	5,883,570	3,783,927
	Cheng Shin Rubber Industry Co. Ltd.	2,083,965	2,160,407
#	Chicony Electronics Co. Ltd.	810,497	3,417,976
	China Airlines Ltd.	5,039,536	3,267,172
#	China Steel Corp.	9,023,932	5,445,076
	Chroma ATE, Inc.	344,000	9,107,979
	Chung-Hsin Electric & Machinery Manufacturing Corp.	198,000	982,975
	Chunghwa Telecom Co. Ltd. (2412 TT)	1,610,000	6,860,136
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	111,161	4,733,235
#	Compal Electronics, Inc.	5,016,541	5,360,436
	Compeq Manufacturing Co. Ltd.	1,260,000	3,561,068
	CTBC Financial Holding Co. Ltd.	10,445,175	14,185,407
	Delta Electronics, Inc.	1,111,486	35,749,687
	E Ink Holdings, Inc.	641,000	4,403,615

		Shares	Value»
TAIWAN — (Continued)
	E.Sun Financial Holding Co. Ltd.	10,620,602	$10,258,922
#	Eclat Textile Co. Ltd.	171,402	2,278,021
	Elite Material Co. Ltd.	197,000	8,655,330
#	eMemory Technology, Inc.	70,000	4,507,853
	Eva Airways Corp.	4,456,758	5,231,638
#	Evergreen Marine Corp. Taiwan Ltd.	1,045,289	6,557,220
	Far Eastern International Bank	804,200	330,366
	Far Eastern New Century Corp.	3,702,085	3,185,793
	Far EasTone Telecommunications Co. Ltd.	1,905,000	5,720,999
#	Feng TAY Enterprise Co. Ltd.	471,666	1,866,926
	First Financial Holding Co. Ltd.	9,944,409	9,224,042
#	Formosa Chemicals & Fibre Corp.	3,205,518	3,033,199
	Formosa Petrochemical Corp.	735,000	1,068,654
#	Formosa Plastics Corp.	3,771,153	4,660,187
#	Fortune Electric Co. Ltd.	125,620	2,904,388
#	Foxconn Technology Co. Ltd.	1,025,627	2,370,785
	Fubon Financial Holding Co. Ltd.	4,578,933	13,551,655
	Getac Holdings Corp.	429,000	1,921,738
	Gigabyte Technology Co. Ltd.	459,000	4,160,991
	Global Unichip Corp.	69,000	3,411,356
#	Globalwafers Co. Ltd.	282,000	4,636,352
#	Gold Circuit Electronics Ltd.	370,000	5,555,238
	Highwealth Construction Corp.	1,448,416	1,834,457
	Hiwin Technologies Corp.	100,291	724,113
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	5,740,322	47,744,445
	Hotai Motor Co. Ltd.	209,960	3,849,285
	Hua Nan Financial Holdings Co. Ltd.	7,563,531	7,176,099
	Innolux Corp.	6,766,372	2,914,174
#	International Games System Co. Ltd.	284,000	6,636,264
	Inventec Corp.	2,220,550	3,295,632

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Jentech Precision Industrial Co. Ltd.	50,000	$3,428,312
	JSL Construction & Development Co. Ltd.	32,451	53,772
	KGI Financial Holding Co. Ltd.	14,938,108	7,705,696
	King Slide Works Co. Ltd.	33,000	4,377,839
	King Yuan Electronics Co. Ltd.	1,491,000	10,454,028
	L&K Engineering Co. Ltd.	142,000	2,196,759
#	Largan Precision Co. Ltd. (3008 TT)	69,860	5,014,145
	Lien Hwa Industrial Holdings Corp.	1,050,859	1,648,494
	Lite-On Technology Corp.	1,515,410	8,791,631
	Lotes Co. Ltd.	90,700	4,043,923
	Makalot Industrial Co. Ltd.	33,020	288,097
	MediaTek, Inc.	702,995	29,813,612
	Mega Financial Holding Co. Ltd.	5,568,541	7,320,931
#	Micro-Star International Co. Ltd.	807,000	2,860,742
	Mitac Holdings Corp.	597,000	1,927,090
	momo.com, Inc.	47,832	362,378
	MPI Corp.	42,000	2,847,803
#	Nan Ya Plastics Corp.	4,051,599	5,451,842
	Nan Ya Printed Circuit Board Corp.	119,000	1,115,386
*	Nanya Technology Corp.	1,217,010	5,197,235
	Nien Made Enterprise Co. Ltd.	214,000	2,563,682
#	Novatek Microelectronics Corp.	568,000	7,236,964
#	Pegatron Corp.	1,854,345	4,461,161
	PharmaEssentia Corp.	225,045	3,635,818
	Phison Electronics Corp.	169,000	5,826,482
	Pou Chen Corp.	2,506,487	2,384,904
	Powertech Technology, Inc.	902,819	5,043,286
	President Chain Store Corp.	595,831	4,614,101
	Qisda Corp.	588,880	591,722
#	Quanta Computer, Inc.	1,830,000	17,747,759
#	Radiant Opto-Electronics Corp.	270,000	1,156,582

		Shares	Value»
TAIWAN — (Continued)
	Realtek Semiconductor Corp.	312,950	$5,225,845
	Ruentex Development Co. Ltd.	1,695,101	1,641,905
	Ruentex Industries Ltd.	56,214	98,068
	Sakura Development Co. Ltd.	58,800	91,849
	Sanyang Motor Co. Ltd.	91,000	178,556
	Shanghai Commercial & Savings Bank Ltd.	3,396,718	4,372,615
#	Shihlin Electric & Engineering Corp.	191,000	1,234,526
	Silergy Corp.	235,000	1,690,775
	Simplo Technology Co. Ltd.	186,000	2,117,295
	Sino-American Silicon Products, Inc.	56,000	226,605
	SinoPac Financial Holdings Co. Ltd.	10,368,699	8,630,833
*	Starlux Airlines Co. Ltd.	636,000	495,989
#	Synnex Technology International Corp.	1,370,343	2,526,327
	TA Chen Stainless Pipe	2,056,636	2,451,470
	Taichung Commercial Bank Co. Ltd.	3,945,583	2,742,965
	Taiwan Business Bank	8,943,181	4,454,663
	Taiwan Cooperative Financial Holding Co. Ltd.	7,873,932	6,085,335
	Taiwan FamilyMart Co. Ltd.	10,000	62,283
	Taiwan Fertilizer Co. Ltd.	107,000	167,262
#*	Taiwan Glass Industry Corp.	143,375	130,086
	Taiwan High Speed Rail Corp.	1,649,000	1,465,691
#	Taiwan Mobile Co. Ltd.	1,824,300	6,492,419
	Taiwan Secom Co. Ltd.	84,670	297,074
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	12,384,808	598,925,179
	Taiwan Union Technology Corp.	174,000	2,169,523
#	Tatung Co. Ltd.	1,660,600	1,946,413
#	TCC Group Holdings Co. Ltd.	6,193,701	4,443,828

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Teco Electric & Machinery Co. Ltd.	1,557,000	$5,859,808
	Tripod Technology Corp.	561,870	6,213,825
	TS Financial Holding Co. Ltd (2887 TT)	21,572,398	13,105,356
*	TS Financial Holding Co. Ltd (28871 TT)	2,690,628	807,064
	Unimicron Technology Corp.	1,269,000	6,688,314
	Union Bank of Taiwan	1,040,370	626,885
	Uni-President Enterprises Corp.	4,692,033	11,987,767
	United Integrated Services Co. Ltd.	170,000	4,731,906
#	United Microelectronics Corp. (2303 TT)	9,504,000	14,353,198
#	United Microelectronics Corp. (UMC US), Sponsored ADR	59,082	455,522
	Vanguard International Semiconductor Corp.	1,078,126	3,375,042
	VisEra Technologies Co. Ltd.	54,000	449,569
#	Voltronic Power Technology Corp.	75,224	2,946,961
#	Walsin Lihwa Corp.	3,142,952	3,044,273
#	Wan Hai Lines Ltd.	886,747	2,365,969
*	Winbond Electronics Corp.	3,826,591	6,692,507
*††	Wintek Corp.	604,760	0
#	Wistron Corp.	2,463,699	11,939,872
#	Wiwynn Corp.	75,000	10,576,467
	WNC Corp.	21,172	85,912
#	WPG Holdings Ltd.	1,741,039	3,405,077
	WT Microelectronics Co. Ltd.	352,945	1,636,266
#	Yageo Corp.	1,366,536	10,999,059
#	Yang Ming Marine Transport Corp.	2,002,000	3,735,049
	Yuanta Financial Holding Co. Ltd.	9,309,018	10,422,792
	Yulon Finance Corp.	29,424	91,888
#	Zhen Ding Technology Holding Ltd.	936,700	4,946,257

TOTAL TAIWAN			1,360,357,265

THAILAND — (1.3%)
	Advanced Info Service PCL	616,200	5,755,138
	Airports of Thailand PCL	1,767,600	2,254,941

		Shares	Value»
THAILAND — (Continued)
	Asset World Corp. PCL	6,370,900	$433,462
	B Grimm Power PCL	477,500	239,230
#	Bangchak Corp. PCL	656,200	598,667
	Bangkok Bank PCL (BBLF TB)	529,400	2,619,576
	Bangkok Bank PCL (BBLR TB), NVDR	126,700	621,059
	Bangkok Dusit Medical Services PCL, Class F	4,395,800	2,569,371
#	Bangkok Expressway & Metro PCL	5,243,799	835,181
	Banpu PCL	7,701,966	1,202,874
#	Berli Jucker PCL	898,500	508,506
	Betagro PCL	31,600	15,636
#*	BTS Group Holdings PCL	10,586,500	962,558
	Bumrungrad Hospital PCL	459,800	2,445,820
#	Cal-Comp Electronics Thailand PCL, Class F	2,252,900	425,010
#	Carabao Group PCL	273,600	380,764
	Central Pattana PCL	1,279,200	2,126,396
#	Central Plaza Hotel PCL	432,400	431,263
#	Central Retail Corp. PCL	1,472,650	933,642
	Charoen Pokphand Foods PCL	3,355,623	2,189,691
	Com7 PCL	942,000	728,313
	CP ALL PCL	2,232,500	3,175,970
#	CP Axtra PCL	1,049,581	636,208
	Delta Electronics Thailand PCL	1,265,900	8,495,448
	Electricity Generating PCL	203,700	774,860
	Global Power Synergy PCL	529,000	678,939
*	Gulf Development PCL	1,894,125	2,592,085
#	Home Product Center PCL	4,362,113	883,620
	Indorama Ventures PCL	1,172,600	692,645
	I-TAIL Corp. PCL	436,200	232,028
	Kasikornbank PCL (KBANKF TB)	220,900	1,274,095
	Kasikornbank PCL (KBANKR TB), NVDR	5,500	31,723
#	Kiatnakin Phatra Bank PCL	230,987	469,689

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Krung Thai Bank PCL	1,646,187	$1,387,308
	Krungthai Card PCL	684,000	602,876
	Land & Houses PCL (LHF TB)	4,694,600	566,227
	MBK PCL	487,704	248,867
	Minor International PCL	2,962,683	2,107,367
	Muangthai Capital PCL	811,400	1,016,289
	Osotspa PCL	947,300	459,954
	PTT Exploration & Production PCL	1,146,255	3,793,081
	PTT Global Chemical PCL	1,386,625	1,082,798
#	PTT Oil & Retail Business PCL	2,005,300	911,641
	PTT PCL	6,050,800	5,754,201
#	Ratch Group PCL	903,700	775,558
	SCB X PCL	397,466	1,610,269
	SCG Packaging PCL	997,801	561,620
	Siam Cement PCL	434,800	2,743,133
#	Siam Global House PCL	777,100	165,826
	Srisawad Corp. PCL	703,700	614,799
	Supalai PCL	128,900	68,167
	Thai Life Insurance PCL	1,233,000	392,760
	Thai Oil PCL	1,118,117	1,236,205
	Thai Union Group PCL	2,083,040	843,910
	Thanachart Capital PCL	314,900	496,672
	TIDLOR Holdings PCL	1,228,549	797,883
	Tisco Financial Group PCL (TISCO/F TB)	202,200	672,228
#	TMBThanachart Bank PCL	19,015,797	1,087,961
*	True Corp. PCL	9,077,286	3,200,280
	TTW PCL	684,628	191,615
	WHA Corp. PCL	6,290,600	634,215

TOTAL THAILAND			82,238,118

TURKEY — (0.6%)
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	476,851	325,527
	Akbank TAS	2,245,240	3,241,868
*	Aksa Enerji Uretim AS	304,736	376,498
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,011,505	694,396
#*	Arcelik AS	54,843	144,077
	Aselsan Elektronik Sanayi Ve Ticaret AS	389,028	1,880,772

		Shares	Value»
TURKEY — (Continued)
#	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	189,045	$441,222
#	BIM Birlesik Magazalar AS	180,046	2,305,669
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	8,793	100,611
	Borusan Yatirim ve Pazarlama AS	2,836	164,885
	Cimsa Cimento Sanayi VE Ticaret AS	37,329	42,077
#	Coca-Cola Icecek AS	700,396	856,182
	Dogan Sirketler Grubu Holding AS	347,181	140,974
	Dogus Otomotiv Servis ve Ticaret AS	9,274	39,756
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	72,944	156,819
Ω	Enerjisa Enerji AS	197,327	386,842
	Enerya Enerji AS	937,066	217,555
#	Enka Insaat ve Sanayi AS	686,165	1,265,820
	Eregli Demir ve Celik Fabrikalari TAS	2,057,610	1,343,360
#	Ford Otomotiv Sanayi AS	263,224	620,630
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	57,965	263,619
	Grainturk Tarim AS	7,618	83,273
*	Gubre Fabrikalari TAS	43,490	327,084
	Is Yatirim Menkul Degerler AS	434,732	454,200
	Kiler Holding AS	74,337	240,418
	KOC Holding AS	400,630	1,631,518
*	Margun Enerji Uretim Sanayi VE Ticaret AS	565,355	397,745
#	Migros Ticaret AS	56,881	612,671
*Ω	MLP Saglik Hizmetleri AS	63,116	504,360
#*	Otokar Otomotiv Ve
	Savunma Sanayi AS	18,649	203,570
#	Oyak Cimento Fabrikalari AS	780,529	393,722
*	Pasifik Eurasia Lojistik Dis Ticaret AS	36,872	116,871

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#*	Pegasus Hava Tasimaciligi AS	277,708	$1,384,646
#*	Petkim Petrokimya Holding AS	180,688	73,683
#*	Sasa Polyester Sanayi AS	4,455,791	325,112
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	53,430	98,810
	TAB Gida Sanayi Ve Ticaret AS	22,915	129,365
*	TAV Havalimanlari Holding AS	174,734	1,098,251
#	Tofas Turk Otomobil Fabrikasi AS	71,473	448,186
#*	Turk Altin Isletmeleri AS	519,567	331,366
#	Turk Hava Yollari AO	406,931	2,817,854
#*	Turk Telekomunikasyon AS	511,108	619,612
	Turk Traktor ve Ziraat Makineleri AS	11,346	147,580
	Turkcell Iletisim Hizmetleri AS	1,076,226	2,548,125
#	Turkiye Garanti Bankasi AS	391,168	1,249,356
	Turkiye Is Bankasi AS, Class C	6,047,170	1,815,078
#	Turkiye Petrol Rafinerileri AS	588,011	2,760,148
	Turkiye Sigorta AS	1,586,722	465,798
#	Turkiye Sise ve Cam Fabrikalari AS	973,120	849,542
#*	Turkiye Vakiflar Bankasi TAO, Class D	1,068,178	619,855
	Vestel Beyaz Esya Sanayi ve Ticaret AS	29,061	6,077
*	Yapi ve Kredi Bankasi AS	2,751,893	2,195,312
	Ziraat Gayrimenkul Yatirim Ortakligi AS	584,301	321,462

TOTAL TURKEY			40,279,809

UNITED ARAB EMIRATES — (1.6%)
	Abu Dhabi Commercial Bank PJSC	2,223,951	8,725,223
	Abu Dhabi Islamic Bank PJSC	1,487,521	8,547,485
	Abu Dhabi National Oil Co. for Distribution PJSC	2,765,906	2,703,178

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	ADNOC Drilling Co.
	PJSC	2,163,825	$3,287,387
	ADNOC Logistics & Services	998,474	1,559,686
	Agility Global PLC	161,994	48,058
	Aldar Properties PJSC	1,849,602	4,531,740
	Alpha Dhabi Holding PJSC	407,537	1,110,865
	Dubai Electricity & Water Authority PJSC	3,836,233	2,902,367
	Dubai Islamic Bank PJSC	3,374,971	8,730,427
	Emaar Development PJSC	869,386	3,531,498
	Emaar Properties PJSC	5,060,909	19,583,913
	Emirates Integrated Telecommunications Co. PJSC	766,163	1,970,222
	Emirates NBD Bank PJSC	1,924,678	14,727,405
	Emirates Telecommunications Group Co. PJSC	1,621,284	8,560,026
	First Abu Dhabi Bank PJSC	1,807,134	8,578,477
*	International Holding Co. PJSC	23,416	2,550,325
*	Modon Holding PSC	937,064	931,014
*	Multiply Group PJSC	399,219	324,376
	Salik Co. PJSC	1,663,613	2,708,254

TOTAL UNITED ARAB EMIRATES			105,611,926

TOTAL COMMON STOCKS			6,392,038,658

PREFERRED STOCKS — (0.8%)

BRAZIL — (0.8%)
	Banco Bradesco SA, 7.400%	2,207,463	7,451,283
	Centrais Eletricas Brasileiras SA, 6.512%	158,346	1,748,003
	Cia Energetica de Minas Gerais, 12.908%	1,422,778	2,998,969
	Cia Paranaense de Energia - Copel Class B, 4.654%	1,103,566	2,855,350
	Energisa SA, 6.170%	639	1,116
	Gerdau SA, 3.379%	579,335	2,039,537

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Isa Energia Brasil SA, 10.298%	31,900	$148,888
Itau Unibanco Holding SA, 6.653%	1,828,399	13,403,852
Petroleo Brasileiro SA - Petrobras, 10.136%	3,320,648	18,362,485

TOTAL BRAZIL		49,009,483

CHILE — (0.0%)
Embotelladora Andina SA, 4.564%	234,235	1,053,606

COLOMBIA — (0.0%)
Grupo Argos SA, 5.588%	51,488	161,356
Grupo Aval Acciones y Valores SA, 3.140%	91,127	18,369
Grupo Cibest SA, 8.036%	43,250	631,695
Grupo de Inversiones Suramericana SA, 3.606%	71,176	755,213

TOTAL COLOMBIA		1,566,633

		Shares	Value»
INDIA — (0.0%)
	TVS Motor Co. Ltd., 6.000%	870,308	$98,040

TOTAL PREFERRED STOCKS			51,727,762

TOTAL INVESTMENT SECURITIES (Cost $2,757,329,220)			6,443,766,420

			Value†

SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	6,377,175	73,764,784

TOTAL INVESTMENTS — (100.0%) (Cost $2,831,094,004)			$6,517,531,204

As of October 31, 2025, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	129	12/19/25	$42,850,762	$44,337,300	$1,486,538

Total Futures Contracts			$42,850,762	$44,337,300	$1,486,538

As of October 31, 2025, the value of Rule 144A securities amounted to $276,276,008 or 4.3% of net assets.

Summary of the Series’ investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$171,285,326	—	—	$ 171,285,326
Chile	12,097,405	$18,150,773	—	30,248,178
China	217,071,786	1,458,720,318	—	1,675,792,104
Colombia	8,800,171	—	—	8,800,171
Czech Republic	—	8,726,911	—	8,726,911
Egypt	261,194	3,168,787	—	3,429,981

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Greece	—	$ 37,994,882	—	$ 37,994,882
Hungary	—	19,683,138	—	19,683,138
India	$ 32,165,116	1,037,259,522	—	1,069,424,638
Indonesia	—	81,699,657	—	81,699,657
Kuwait	—	40,157,128	—	40,157,128
Malaysia	—	91,178,452	—	91,178,452
Mexico	116,041,894	—	—	116,041,894
Peru	9,082,886	—	—	9,082,886
Philippines	—	27,706,497	—	27,706,497
Poland	—	69,823,339	—	69,823,339
Qatar	—	44,535,219	—	44,535,219
Saudi Arabia	—	198,681,827	—	198,681,827
South Africa	43,503,635	160,747,293	—	204,250,928
South Korea	4,327,838	890,680,546	—	895,008,384
Taiwan	5,188,757	1,355,168,508	—	1,360,357,265
Thailand	652,782	81,585,336	—	82,238,118
Turkey	—	40,279,809	—	40,279,809
United Arab Emirates	—	105,611,926	—	105,611,926
Preferred Stocks
Brazil	49,009,483	—	—	49,009,483
Chile	—	1,053,606	—	1,053,606
Colombia	1,566,633	—	—	1,566,633
India	—	98,040	—	98,040
Securities Lending Collateral	—	73,764,784	—	73,764,784

Total Investments in Securities	$671,054,906	$5,846,476,298	—<>	$6,517,531,204

Financial Instruments
Assets
Futures Contracts**	1,486,538	—	—	1,486,538

Total Financial Instruments	$ 1,486,538	—	—	$ 1,486,538

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (97.8%)
BRAZIL — (3.3%)
	Allied Tecnologia SA	56,700	$107,605
	Allos SA	955,532	4,431,365
	Alupar Investimento SA	511,337	3,096,564
	Anima Holding SA	242,900	159,376
	Auren Energia SA	319,131	651,911
	Bemobi Mobile Tech SA	142,619	621,644
*	Blau Farmaceutica SA	9,626	23,940
	Boa Safra Sementes SA	59,537	116,198
	BR Advisory Partners Participacoes SA	83,813	302,228
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	145,452	540,178
*	Brava Energia	132,587	363,755
	C&A Modas SA	312,520	943,959
*	Cia Brasileira de Aluminio	96,041	92,650
*	Cia Brasileira de Distribuicao	386,539	270,149
	Cia de Saneamento de Minas Gerais Copasa MG	623,774	4,381,531
	Cia De Sanena Do Parana (SAPR11 BZ)	923,809	5,920,675
	Cia De Sanena Do Parana (SAPR3 BZ)	547,196	726,211
	Cia Siderurgica Nacional SA (CSNA3 BZ)	180,900	317,419
	Cogna Educacao SA	2,634,059	1,831,129
	Construtora Tenda SA	12,300	53,887
*	Cosan SA	992,933	1,135,055
	Cruzeiro do Sul Educacional SA	258,997	280,663
	CSU Digital SA	65,014	215,708
	Cury Construtora e Incorporadora SA	428,601	2,783,542
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	715,568	4,052,706
Ω	Desktop SA	23,721	67,460

		Shares	Value»
BRAZIL — (Continued)
	Dexco SA	639,810	$637,437
	Dimed SA Distribuidora da Medicamentos	180,980	315,877
	Direcional Engenharia SA	289,437	913,510
	EcoRodovias Infraestrutura e Logistica SA	593,378	879,046
	Embraer SA (EMBR3 BZ)	989,509	15,999,663
	Embraer SA (ERJ US), Sponsored ADR	187,677	12,101,413
	Empreendimentos Pague Menos SA	85,820	62,212
	Even Construtora e Incorporadora SA	317,994	440,349
	Ez Tec Empreendimentos e Participacoes SA	243,656	840,124
	Fleury SA	614,330	1,661,446
	Fras-Le SA	173,868	741,693
Ω	GPS Participacoes e Empreendimentos SA	771,120	2,726,178
	Grendene SA	514,179	502,715
	Grupo Mateus SA	1,288,776	1,542,713
	Grupo SBF SA	62,346	149,609
	Guararapes Confeccoes SA	170,211	320,493
*Ω	Hapvida Participacoes e Investimentos SA	209,805	1,219,845
	Hospital Mater Dei SA	4,700	3,722
	Hypera SA	303,279	1,456,655
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	65,700	146,056
	Iochpe Maxion SA	51,500	104,820
	Irani Papel e Embalagem SA	261,317	433,266
*	IRB-Brasil Resseguros SA	113,921	1,044,777
	JHSF Participacoes SA	912,076	1,117,219
	JSL SA	49,571	49,756
	Kepler Weber SA	358,224	615,911
	Klabin SA	96,448	323,409

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Lavvi Empreendimentos Imobiliarios SA	293,400	$815,311
	LOG Commercial Properties e Participacoes SA	102,471	451,413
*	Log-in Logistica Intermodal SA	71,124	436,266
	Lojas Quero-Quero SA	94,308	36,812
	Lojas Renner SA	1,840,982	5,078,146
Ω	LWSA SA	151,801	110,325
	M Dias Branco SA	39,969	217,826
	Magazine Luiza SA	388,800	612,113
	Mahle Metal Leve SA	34,254	189,927
	Marcopolo SA	621,600	787,983
	MBRF Global Foods Co. SA	855,283	2,840,901
*Ω	Meliuz SA	85,500	71,039
	Melnick Even Desenvolvimento Imobiliario SA	101,700	74,291
	Mills Locacao Servicos e Logistica SA	501,620	1,216,766
*	Minerva SA	388,800	518,887
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	39,000	26,532
	Moura Dubeux Engenharia SA	178,200	915,850
	Movida Participacoes SA	153,466	233,624
*	MRV Engenharia e Participacoes SA	460,200	646,681
	Multiplan Empreendimentos Imobiliarios SA	217,722	1,112,497
*	Natura Cosmeticos SA	973,379	1,630,154
*	Oceanpact Servicos Maritimos SA	43,800	61,793
	Odontoprev SA	680,882	1,611,098
*	Orizon Valorizacao de Residuos SA	15,884	163,743
	Pet Center Comercio e Participacoes SA	355,129	245,556
	Petroreconcavo SA	11,470	26,479
	Plano & Plano Desenvolvimento Imobiliario SA	140,177	380,670

		Shares	Value»
BRAZIL — (Continued)
	Profarma Distribuidora de Produtos Farmaceuticos SA	8,300	$12,959
	Qualicorp Consultoria e Corretora de Seguros SA	30,300	15,263
	Romi SA	132,540	200,536
	Sao Carlos Empreendimentos e Participacoes SA	37,700	146,667
	Sao Martinho SA	441,094	1,151,118
#	Sendas Distribuidora SA (ASAI US), ADR	74,984	590,124
	Sendas Distribuidora SA (ASAI3 BZ)	190,111	303,898
Ω	Ser Educacional SA	51,610	97,657
	Simpar SA	770,712	661,844
	SLC Agricola SA	201,723	605,549
	Smartfit Escola de Ginastica e Danca SA	571,853	2,676,467
	Tegma Gestao Logistica SA	116,092	786,110
	TOTVS SA	1,045,212	8,620,166
	Transmissora Alianca de Energia Eletrica SA	1,007,523	7,135,127
	Tres Tentos Agroindustrial SA	253,677	754,908
	Trisul SA	214,066	303,992
	Ultrapar Participacoes SA (UGPA3 BZ)	464,626	1,849,021
	Unifique Telecomunicacoes SA	36,863	33,026
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	67,821	70,973
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	105,832	435,725
	Vivara Participacoes SA	324,193	1,880,096
	Vulcabras SA	419,776	1,802,401
	Wiz Co.	81,944	126,573
	YDUQS Participacoes SA	269,730	712,435

TOTAL BRAZIL			131,322,740

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHILE — (0.7%)
	Aguas Andinas SA, Class A	4,856,613	$1,850,524
	Besalco SA	1,016,226	1,194,498
	Bicecorp SA	2,234,119	782,190
	Camanchaca SA	1,466,611	97,713
*	CAP SA	148,607	993,033
	Cia Cervecerias Unidas SA (CCU CI)	44,325	282,372
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	17,960	231,684
	Cia Sud Americana de Vapores SA	3,815,813	189,675
	Colbun SA	10,468,559	1,573,377
	Cristalerias de Chile SA	130,323	373,980
	Embotelladora Andina SA, ADR, Class B	42,824	1,158,818
	Empresa Nacional de Telecomunicaciones SA	450,193	2,144,499
	Empresas Lipigas SA	6,383	43,466
	Engie Energia Chile SA	866,969	1,248,965
	Forus SA	138,560	320,350
	Inversiones Aguas Metropolitanas SA	743,097	749,347
	Inversiones La Construccion SA	65,961	1,049,888
*	Multiexport Foods SA	1,780,116	493,419
	Parque Arauco SA	1,595,320	4,447,775
	PAZ Corp. SA	881,968	702,231
	Ripley Corp. SA	1,635,621	794,738
	Salfacorp SA	946,067	1,039,112
	Sigdo Koppers SA	874,972	1,272,933
	SMU SA	1,357,747	220,781
	Sociedad Matriz SAAM SA	31,684,439	4,195,360
	SONDA SA	862,619	312,882
	Vina Concha y Toro SA	822,071	896,380

TOTAL CHILE			28,659,990

CHINA — (27.3%)
	263 Network Communications Co. Ltd., Class A	150,800	135,867
	361 Degrees International Ltd.	3,755,000	2,840,102
*	3D Medicines, Inc.	72,000	58,650
Ω	3SBio, Inc.	5,441,000	21,647,836

		Shares	Value»
CHINA — (Continued)
	5I5J Holding Group Co. Ltd., Class A	471,200	$190,166
	AAC Technologies Holdings, Inc.	1,934,500	9,944,090
	ABA Chemicals Corp., Class A	49,600	50,636
*	Adicon Holdings Ltd.	49,000	38,111
	Advanced Fiber Resources Zhuhai Ltd., Class A	17,000	249,887
*	AECC Aero Science & Technology Co. Ltd., Class A	81,900	308,942
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	96,600	258,900
#*	Agile Group Holdings Ltd.	2,592,000	139,715
*	Agora, Inc., ADR	48,024	170,485
*	AIM Vaccine Co. Ltd., Class H	146,800	73,903
*Ω	AInnovation Technology Group Co. Ltd., Class H	92,900	80,118
#Ω	AK Medical Holdings Ltd.	408,000	308,558
*Ω	Akeso, Inc.	5,000	72,804
*	Alibaba Health Information Technology Ltd.	6,676,000	4,979,535
#Ω	A-Living Smart City Services Co. Ltd., Class H	958,000	304,783
	Allmed Medical Products Co. Ltd., Class A	120,500	184,505
*Ω	Alphamab Oncology	580,000	858,470
	Amoy Diagnostics Co. Ltd., Class A	39,169	125,734
	Amrita Global Development Ltd.	1,794,000	138,523
	ANE Cayman, Inc.	1,680,500	2,481,413
*	Angang Steel Co. Ltd., Class H	3,904,999	1,019,570
#Ω	Angelalign Technology, Inc.	87,000	714,123
	Anhui Anfu Battery Technology Co. Ltd., Class A	30,700	173,900
	Anhui Construction Engineering Group Co. Ltd., Class A	666,590	444,115

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Expressway Co. Ltd., Class H	1,738,000	$2,759,361
*	Anhui Golden Seed Winery Co. Ltd., Class A	83,300	121,665
	Anhui Guangxin Agrochemical Co. Ltd., Class A	120,900	199,203
*	Anhui Guofeng New Materials Co. Ltd., Class A	90,300	80,813
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	165,800	166,834
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	13,700	34,869
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	84,200	68,241
	Anhui Jinhe Industrial Co. Ltd., Class A	51,600	145,657
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	19,000	16,054
*	Anhui Tatfook Technology Co. Ltd., Class A	152,900	249,262
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	107,796	129,302
	Anhui Xinhua Media Co. Ltd., Class A	145,300	136,828
	Anshan Hifichem Co. Ltd., Class A	48,000	93,916
*	Anshan Senyuan Road & Bridge Co. Ltd., Class A	33,900	44,476
*Ω	Antengene Corp. Ltd.	395,000	263,669
	Anton Oilfield Services Group	5,944,000	803,902
*	Anyang Iron & Steel, Inc., Class A	67,600	24,061
	Aoshikang Technology Co. Ltd., Class A	69,350	376,857
	Aotecar New Energy Technology Group Co. Ltd., Class A	809,100	361,914
*	Aowei Holdings Ltd.	1,450,000	46,452

		Shares	Value»
CHINA — (Continued)
*	ApicHope Pharmaceutical Group Co. Ltd.	79,970	$629,035
	Appotronics Corp. Ltd., Class A	82,458	208,967
	APT Satellite Holdings Ltd.	762,000	208,099
	Arctech Solar Holding Co. Ltd., Class A	29,625	178,401
*Ω	Arrail Group Ltd.	396,500	96,341
*	Asia Cement China Holdings Corp.	1,480,000	485,536
#Ω	AsiaInfo Technologies Ltd.	318,800	370,338
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	178,300	258,721
	Aurisco Pharmaceutical Co. Ltd., Class A	29,800	97,359
	Autohome, Inc., ADR	57,237	1,442,372
*	Autostreets Development Ltd.	831,800	413,442
	AviChina Industry & Technology Co. Ltd., Class H	6,986,000	3,558,631
	Bafang Electric Suzhou Co. Ltd., Class A	30,700	120,735
*Ω	BAIC Motor Corp. Ltd., Class H	2,404,500	621,755
Ω	BAIOO Family Interactive Ltd.	650,000	43,523
*Ω	Bairong, Inc.	651,000	824,283
	Bank of Chongqing Co. Ltd., Class H	1,872,000	1,931,943
Ω	Bank of Qingdao Co. Ltd., Class H	1,418,500	784,230
	Bank of Tianjin Co. Ltd., Class H	288,000	94,150
Ω	Bank of Zhengzhou Co. Ltd., Class H	212,910	35,082
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	155,002	115,679
*	Baotailong New Materials Co. Ltd., Class A	127,500	68,172
	Baowu Magnesium Technology Co. Ltd., Class A	230,860	464,601

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Baoxiniao Holding Co. Ltd., Class A	259,800	$143,499
	Baoye Group Co. Ltd., Class H	1,132,000	605,786
*	Baozun, Inc. (BZUN US), Sponsored ADR	25,883	84,896
*	BaTeLab Co. Ltd., Class H	6,300	43,261
	BBMG Corp., Class H	928,000	97,896
	BBMG Jidong Cement Group Co. Ltd., Class A	124,704	84,484
*	Be Friends Holding Ltd.	236,000	34,624
	Bear Electric Appliance Co. Ltd., Class A	31,247	211,751
	Beauty Farm Medical & Health Industry, Inc.	76,000	301,281
	Befar Group Co. Ltd., Class A	395,200	240,031
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	81,420	341,084
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd., Class A	109,500	88,726
*	Beijing Capital Development Co. Ltd., Class A	339,600	293,321
*	Beijing Capital International Airport Co. Ltd., Class H	1,878,000	674,059
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	193,750	472,798
	Beijing CTJ Information Technology Co. Ltd., Class A	67,000	210,308
	Beijing Energy International Holding Co. Ltd.	1,000,000	158,220
	Beijing Enterprises Holdings Ltd.	1,476,000	6,476,506
#	Beijing Enterprises Water Group Ltd.	10,268,000	3,300,237

		Shares	Value»
CHINA — (Continued)
	Beijing Fengjing Automotive Parts Co. Ltd.	286,600	$154,005
	Beijing Gehua CATV Network Co. Ltd., Class A	199,700	225,835
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	285,368	302,656
*	Beijing Haixin Energy Technology Co. Ltd., Class A	156,400	89,900
	Beijing Haohua Energy Resource Co. Ltd., Class A	184,440	200,138
	Beijing Jingneng Clean Energy Co. Ltd., Class H	4,062,000	1,296,108
	Beijing Jingyeda Technology Co. Ltd., Class A	14,600	44,456
	Beijing Jingyi Automation Equipment Co. Ltd., Class A	18,744	228,585
*	Beijing Jingyuntong Technology Co. Ltd., Class A	220,500	127,074
*	Beijing Leike Defense Technology Co. Ltd., Class A	135,907	105,267
*	Beijing North Star Co. Ltd., Class H	1,392,000	155,738
	Beijing Oriental Jicheng Co. Ltd., Class A	20,800	87,007
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	22,200	51,873
	Beijing Sanyuan Foods Co. Ltd., Class A	283,604	193,041
	Beijing Shunxin Agriculture Co. Ltd., Class A	75,600	166,549
*	Beijing Sinohytec Co. Ltd., Class H	36,950	139,819
	Beijing SL Pharmaceutical Co. Ltd., Class A	91,000	96,515

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing Sojo Electric Co. Ltd., Class A	55,400	$59,865
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	251,200	141,250
	Beijing Strong Biotechnologies, Inc., Class A	110,100	211,453
*	Beijing SuperMap Software Co. Ltd., Class A	88,400	215,640
	Beijing Teamsun Technology Co. Ltd., Class A	66,900	179,830
*	Beijing Thunisoft Corp. Ltd., Class A	109,900	123,757
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	666,000	739,253
	Beijing Tricolor Technology Co. Ltd., Class A	86,000	2,082,966
#*	Beijing UBOX Online Technology Corp., Class H	193,500	73,019
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	145,000	26,839
*	Beijing VRV Software Corp. Ltd., Class A	159,300	139,752
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	212,914
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	37,300	264,302
*	Beingmate Co. Ltd., Class A	129,400	115,350
*	Beisen Holding Ltd.	10,400	10,227
*	Beken Corp., Class A	8,400	45,279
*	Bengang Steel Plates Co. Ltd., Class A	87,100	43,709
	Best Pacific International Holdings Ltd.	238,000	100,340

		Shares	Value»
CHINA — (Continued)
	Bestore Co. Ltd., Class A	23,200	$40,419
*	Bestway Marine & Energy Technology Co. Ltd., Class A	332,400	315,419
	Beyondsoft Corp., Class A	35,200	67,497
	Bichamp Cutting Technology Hunan Co. Ltd., Class A	14,100	39,701
	Biem.L.Fdlkk Garment Co. Ltd., Class A	58,400	131,216
*	Bilibili, Inc., Sponsored ADR	45,410	1,373,652
*	Bilibili, Inc., Class Z	374,960	11,324,910
*	Billion Industrial Holdings Ltd.	44,000	27,086
	Binjiang Service Group Co. Ltd.	192,000	608,628
*	Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H	71,000	256,595
	Black Peony Group Co. Ltd., Class A	203,349	244,496
#Ω	Blue Moon Group Holdings Ltd.	1,240,000	474,088
Ω	BOC Aviation Ltd.	554,400	4,859,699
*	BOE HC SemiTek Corp.	132,800	148,684
#	BOE Varitronix Ltd.	271,000	173,610
*	Bomin Electronics Co. Ltd., Class A	104,700	174,638
	Bosideng International Holdings Ltd.	10,770,000	6,590,311
	BOTH Engineering Technology Co. Ltd., Class A	13,800	24,179
#	Boyaa Interactive International Ltd.	585,000	401,461
	Bright Dairy & Food Co. Ltd., Class A	153,400	180,275
#	Brilliance China Automotive Holdings Ltd.	6,360,000	3,129,337
	Bros Eastern Co. Ltd., Class A	255,672	192,006
*	B-Soft Co. Ltd., Class A	114,848	76,714
*	Burning Rock Biotech Ltd., ADR	405	5,229

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	74,600	$110,762
#	BYD Electronic International Co. Ltd.	981,000	4,605,427
*	C C Land Holdings Ltd.	8,801,015	1,347,588
#	C&D International Investment Group Ltd.	2,001,178	4,110,324
	C&D Property Management Group Co. Ltd.	783,000	292,041
	C&S Paper Co. Ltd., Class A	252,900	283,246
*Ω	CALB Group Co. Ltd., Class H	273,400	1,178,465
	Camel Group Co. Ltd., Class A	137,135	196,667
	Cangzhou Dahua Co. Ltd., Class A	27,600	47,772
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	262,300	171,935
	Canny Elevator Co. Ltd., Class A	84,800	87,494
*Ω	CanSino Biologics, Inc., Class H	123,000	731,315
Ω	Cathay Group Holdings, Inc.	677,000	119,893
	CCS Supply Chain Management Co. Ltd., Class A	113,600	76,210
*††	CECEP COSTIN New Materials Group Ltd.	4,494,000	0
	Central China Land Media Co. Ltd., Class A	106,000	180,170
*††	Central China Management Co. Ltd.	1,270,626	3,270
#	Central China Securities Co. Ltd., Class H	2,947,000	977,531
	CGN New Energy Holdings Co. Ltd.	4,990,000	1,765,994
*	CGN Nuclear Technology Development Co. Ltd., Class A	226,800	257,921

		Shares	Value»
CHINA — (Continued)
	Changbai Mountain Tourism Co. Ltd., Class A	89,500	$660,470
	Changchun Faway Automobile Components Co. Ltd., Class A	168,330	222,891
	Changchun UP Optotech Co. Ltd., Class A	43,600	325,772
	Changhong Meiling Co. Ltd., Class A	160,000	156,357
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	382,200	228,831
	Changjiang Publishing & Media Co. Ltd., Class A	138,100	170,004
	Changzheng Engineering Technology Co. Ltd., Class A	8,400	22,410
	Changzhou Qianhong Biopharma Co. Ltd., Class A	216,600	283,254
	Chaoju Eye Care Holdings Ltd.	168,500	55,085
	Chaowei Power Holdings Ltd.	960,000	179,261
Ω	Cheerwin Group Ltd.	220,000	63,896
*	Cheetah Mobile, Inc., ADR	1,582	11,770
*	Chen Lin Education Group Holdings Ltd.	292,000	60,228
	Cheng De Lolo Co. Ltd., Class A	108,650	140,958
*	Chengdu ALD Aviation Manufacturing Corp., Class A	20,500	75,436
	Chengdu B-Ray Media Co. Ltd., Class A	160,300	113,202
	Chengdu Galaxy Magnets Co. Ltd., Class A	35,200	170,713
	Chengdu Guibao Science & Technology Co. Ltd., Class A	36,000	113,391

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chengdu Guoguang Electric Co. Ltd., Class A	17,638	$222,305
	Chengdu Haoneng Technology Co. Ltd., Class A	367,300	702,161
	Chengdu Hongqi Chain Co. Ltd., Class A	106,200	82,134
	Chengdu Kanghua Biological Products Co. Ltd., Class A	24,400	264,511
	Chengdu Leejun Industrial Co. Ltd., Class A	198,400	311,860
	Chengdu Spaceon Electronics Co. Ltd., Class A	81,100	200,366
	Chengdu Wintrue Holding Co. Ltd., Class A	83,200	122,085
	Chenguang Biotech Group Co. Ltd., Class A	95,000	178,553
*	Chengxin Lithium Group Co. Ltd., Class A	83,200	298,194
	Chengzhi Co. Ltd., Class A	232,800	250,614
#	Chervon Holdings Ltd.	315,200	817,881
*	China Aerospace International Holdings Ltd.	8,284,500	606,849
*	China Agriculture Development Seed Group Co. Ltd., Class A	219,100	197,896
	China Aircraft Leasing Group Holdings Ltd.	334,226	191,644
*	China Aluminum International Engineering Corp. Ltd., Class H	352,000	115,881
*	China Anchu Energy Storage Group Ltd.	1,261,000	77,068
	China Animal Husbandry Industry Co. Ltd., Class A	198,000	213,896
	China BlueChemical Ltd., Class H	4,332,000	1,338,655

		Shares	Value»
CHINA — (Continued)
*Ω	China Bohai Bank Co. Ltd., Class H	5,587,500	$733,046
	China CAMC Engineering Co. Ltd., Class A	144,600	173,048
#	China Chunlai Education Group Co. Ltd.	486,000	272,611
#	China Cinda Asset Management Co. Ltd., Class H	24,295,000	3,938,088
*††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
	China Communications Services Corp. Ltd., Class H	7,274,000	4,359,405
	China Conch Venture Holdings Ltd.	1,988,000	2,485,668
	China CYTS Tours Holding Co. Ltd., Class A	140,200	191,161
	China Datang Corp. Renewable Power Co. Ltd., Class H	8,310,000	2,544,886
	China Design Group Co. Ltd., Class A	143,800	157,895
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	4,978,000	1,094,133
	China Dongxiang Group Co. Ltd.	3,911,985	251,975
Ω	China East Education Holdings Ltd.	439,500	369,507
#	China Education Group Holdings Ltd.	141,158	54,164
	China Electronics Huada Technology Co. Ltd.	2,330,000	443,203
*	China Electronics Optics Valley Union Holding Co. Ltd.	660,000	20,519
#	China Everbright Environment Group Ltd.	9,431,000	5,835,332
	China Everbright Ltd.	1,888,000	2,451,561
*	China Express Airlines Co. Ltd., Class A	61,200	91,837
#Ω	China Feihe Ltd.	9,282,000	4,953,909
	China Foods Ltd.	2,444,000	1,304,605

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Gas Holdings Ltd.	6,949,344	$7,147,717
	China Gold International Resources Corp. Ltd. (2099 HK)	743,300	12,511,925
	China Hanking Holdings Ltd.	1,710,000	956,366
*	China Harmony Auto Holding Ltd.	123,500	19,890
*	China High Speed Railway Technology Co. Ltd., Class A	558,000	225,747
*	China High Speed Transmission Equipment Group Co. Ltd.	98,000	22,446
#††	China Huiyuan Juice Group Ltd.	3,902,101	176,059
#	China International Marine Containers Group Co. Ltd., Class H	3,078,780	2,814,138
#	China Jinmao Holdings Group Ltd.	11,909,141	2,058,067
	China Leadshine Technology Co. Ltd., Class A	25,300	157,242
	China Lesso Group Holdings Ltd.	3,119,000	1,784,830
#	China Lilang Ltd.	794,000	344,130
*Ω	China Literature Ltd.	1,034,200	5,571,437
*	China Longevity Group Co. Ltd.	1,076,350	1,385
	China Medical System Holdings Ltd.	3,766,500	6,495,742
	China Meidong Auto Holdings Ltd.	480,000	109,191
	China Mengniu Dairy Co. Ltd.	4,068,000	7,402,747
	China Merchants Port Holdings Co. Ltd.	4,474,107	8,665,260
	China Merchants Property Operation & Service Co. Ltd., Class A	123,800	199,467
#*††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	5,789,000	902,044

		Shares	Value»
CHINA — (Continued)
	China National Accord Medicines Corp. Ltd., Class A	19,700	$70,395
	China National Building Material Co. Ltd., Class H	6,750,057	4,783,480
	China National Electric Apparatus Research Institute Co. Ltd., Class A	66,106	299,282
	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	175,400	164,528
	China Nonferrous Mining Corp. Ltd.	3,834,000	7,071,601
	China Oilfield Services Ltd., Class H	2,646,000	2,583,161
	China Oriental Group Co. Ltd.	858,000	144,798
	China Overseas Grand Oceans Group Ltd.	2,741,434	765,956
	China Overseas Property Holdings Ltd.	4,650,000	2,902,417
#	China Power International Development Ltd.	15,918,333	6,862,362
*††	China Properties Investment Holdings Ltd.	2,045,000	0
	China Publishing & Media Co. Ltd., Class A	144,300	138,966
	China Qinfa Group Ltd.	928,000	348,459
Ω	China Railway Signal & Communication Corp. Ltd., Class H	2,095,000	919,226
	China Railway Tielong Container Logistics Co. Ltd., Class A	249,800	226,879
*	China Rare Earth Holdings Ltd.	3,990,799	359,506
	China Reinsurance Group Corp., Class H	17,807,000	3,616,357
*Ω	China Renaissance Holdings Ltd.	360,600	268,951

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resource & Environment Co. Ltd., Class A	319,400	$193,094
	China Resources Beer Holdings Co. Ltd.	973,000	3,328,174
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	44,200	156,916
	China Resources Building Materials Technology Holdings Ltd.	3,660,000	795,962
	China Resources Gas Group Ltd.	1,334,400	3,669,362
#	China Resources Medical Holdings Co. Ltd.	854,500	371,280
#Ω	China Resources Pharmaceutical Group Ltd.	5,031,000	3,224,090
#	China Risun Group Ltd.	1,645,000	495,140
*	China Ruifeng Renewable Energy Holdings Ltd.	168,000	15,560
*	China Ruyi Holdings Ltd.	19,772,000	7,047,873
*	China Sanjiang Fine Chemicals Co. Ltd.	1,686,000	533,048
*Ω	China Shengmu Organic Milk Ltd.	3,263,000	145,334
	China Shineway Pharmaceutical Group Ltd.	787,200	850,312
*	China Silver Group Ltd.	2,494,000	201,566
	China State Construction Development Holdings Ltd.	84,000	12,769
	China State Construction International Holdings Ltd.	3,122,000	3,551,463
	China Sunshine Paper Holdings Co. Ltd.	1,680,000	362,961
	China Suntien Green Energy Corp. Ltd., Class H	6,264,000	3,502,444

		Shares	Value»
CHINA — (Continued)
	China Taiping Insurance Holdings Co. Ltd.	4,016,200	$9,135,512
	China Testing & Certification International Group Co. Ltd., Class A	41,392	38,001
	China Tianying, Inc., Class A	292,200	241,047
#	China Tobacco International HK Co. Ltd.	643,000	3,132,244
	China Traditional Chinese Medicine Holdings Co. Ltd.	3,774,000	1,136,894
#*	China Travel International Investment Hong Kong Ltd.	9,487,900	2,098,249
*	China Union Holdings Ltd., Class A	221,030	127,281
#*	China Vanke Co. Ltd., Class H	3,139,700	1,778,767
	China Vered Financial Holding Corp. Ltd.	1,468,500	209,236
#	China Water Affairs Group Ltd.	3,782,000	3,050,972
	China West Construction Group Co. Ltd., Class A	105,500	97,908
	China XLX Fertiliser Ltd.	1,888,000	1,781,460
	China Yongda Automobiles Services Holdings Ltd.	1,838,500	403,693
#*Ω	China Youran Dairy Group Ltd.	4,116,000	1,719,530
*Ω	China Yuhua Education Corp. Ltd.	536,000	38,530
#	Chinasoft International Ltd.	9,242,000	6,918,538
	Chongqing Chuanyi Automation Co. Ltd., Class A	59,400	194,892
*	Chongqing Construction Engineering Group Corp. Ltd., Class A	251,800	112,241
	Chongqing Gas Group Corp. Ltd., Class A	162,400	133,809

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Machinery & Electric Co. Ltd., Class H	2,834,000	$674,181
	Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	42,200	97,201
	Chongqing Port Co. Ltd., Class A	47,800	36,461
	Chongqing Road & Bridge Co. Ltd., Class A	200,700	191,028
	Chongqing Rural Commercial Bank Co. Ltd., Class H	3,860,000	3,174,434
*	Chongqing Taiji Industry Group Co. Ltd., Class A	52,600	155,319
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	271,710	492,572
#*	CIFI Holdings Group Co. Ltd.	5,436,000	156,381
	CIG Shanghai Co. Ltd., Class A	55,300	797,233
	CIMC Enric Holdings Ltd.	2,856,000	2,758,411
	Cisen Pharmaceutical Co. Ltd., Class A	83,100	247,666
*	CITIC Niya Wine Co. Ltd., Class A	199,800	152,499
	CITIC Resources Holdings Ltd.	2,632,600	140,395
	City Development Environment Co. Ltd., Class A	147,700	310,138
*	Citychamp Watch & Jewellery Group Ltd.	3,478,000	81,774
*	ClouDr Group Ltd.	586,700	90,451
#*	CMGE Technology Group Ltd.	1,786,000	90,821
	CMST Development Co. Ltd., Class A	235,800	197,209
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	143,900	160,452
*	COFCO Biotechnology Co. Ltd., Class A	86,700	72,298
#*	COFCO Joycome Foods Ltd.	7,089,000	1,512,290

		Shares	Value»
CHINA — (Continued)
	Cofoe Medical Technology Co. Ltd., Class A	38,920	$238,966
	Comba Telecom Systems Holdings Ltd.	2,834,001	1,069,360
	Concord New Energy Group Ltd.	25,104,964	1,244,175
	Consun Pharmaceutical Group Ltd.	2,208,000	4,271,006
	Contec Medical Systems Co. Ltd., Class A	16,700	38,585
	Continental Aerospace Technologies Holding Ltd.	3,453,722	59,343
*	Coolpad Group Ltd.	360,000	50,438
	COSCO SHIPPING Development Co. Ltd., Class H	9,979,000	1,488,605
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,226,000	3,147,199
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,373,000	2,600,846
	COSCO SHIPPING Ports Ltd.	3,181,854	2,345,697
	COSCO SHIPPING Technology Co. Ltd., Class A	60,700	149,866
	Cosonic Intelligent Technologies Co. Ltd., Class A	39,700	92,594
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	283,080
	Crystal Clear Electronic Material Co. Ltd., Class A	206,800	507,185
	CSG Holding Co. Ltd., Class A	233,400	156,077
*	CSG Smart Science&Technology Co. Ltd., Class A	149,500	263,820
	CSPC Pharmaceutical Group Ltd.	11,084,000	10,917,655
	CSSC Hong Kong Shipping Co. Ltd.	3,516,000	940,347

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CTS International Logistics Corp. Ltd., Class A	195,520	$169,637
*	Cutia Therapeutics, Class H	166,800	162,812
*	CWT International Ltd.	3,300,000	104,162
*	Cybrid Technologies, Inc., Class A	53,700	88,141
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	405,200	366,810
#*	Dalipal Holdings Ltd.	1,198,000	999,186
#*	Damai Entertainment Holdings Ltd.	29,720,000	3,515,379
	Dashang Co. Ltd., Class A	69,314	171,484
#	Datang International Power Generation Co. Ltd., Class H	8,940,000	2,748,190
*	Datang Telecom Technology Co. Ltd., Class A	250,500	289,338
	Dawnrays Pharmaceutical Holdings Ltd.	2,567,886	397,202
*	DBAPP Security Ltd., Class A	9,871	79,478
	DeHua TB New Decoration Materials Co. Ltd., Class A	166,016	294,580
*	Dezhan Healthcare Co. Ltd., Class A	421,300	259,340
#	Digital China Holdings Ltd.	1,497,500	577,830
*	Digital China Information Service Group Co. Ltd., Class A	79,900	213,282
*	Dingdang Health Technology Group Ltd.	469,500	68,113
	Dongfang Electric Corp. Ltd., Class H	737,800	1,800,225
	Dongfeng Electronic Technology Co. Ltd., Class A	58,500	102,915
*	Dongfeng Motor Group Co. Ltd., Class H	5,454,000	6,597,824

		Shares	Value»
CHINA — (Continued)
	Dongguan Aohai Technology Co. Ltd., Class A	56,200	$372,435
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	26,706	351,815
	Dongguan Eontec Co. Ltd., Class A	79,300	200,347
	Dongguan Yutong Optical Technology Co. Ltd., Class A	7,400	32,049
	Donghua Testing Technology Co. Ltd., Class A	11,200	84,957
*	Dongjiang Environmental Co. Ltd., Class H	607,800	195,122
	Dongyue Group Ltd.	4,984,000	6,412,291
#	DouYu International Holdings Ltd., ADR	29,259	201,007
*	DPC Dash Ltd.	117,400	1,332,313
	Dynagreen Environmental Protection Group Co. Ltd., Class H	822,000	576,819
	Eaglerise Electric & Electronic China Co. Ltd., Class A	74,400	267,689
#*Ω	East Buy Holding Ltd.	305,000	859,441
	Eastcompeace Technology Co. Ltd., Class A	96,200	327,381
	E-Commodities Holdings Ltd.	2,988,000	319,106
	Edan Instruments, Inc., Class A	108,600	211,543
	Edifier Technology Co. Ltd., Class A	133,699	240,937
	Edvantage Group Holdings Ltd.	337,516	60,852
	EEKA Fashion Holdings Ltd.	318,000	320,913
*	EFORT Intelligent Robot Co. Ltd.	19,973	63,826
*††	Elion Energy Co. Ltd., Class A	780,761	7,683
	EmbedWay Technologies Shanghai Corp., Class A	63,000	253,522
	ENN Energy Holdings Ltd.	264,000	2,300,303
	Era Co. Ltd., Class A	257,400	154,165

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Essex Bio-technology Ltd.	687,000	$380,793
	Eternal Asia Supply Chain Management Ltd., Class A	286,500	204,977
	EVA Precision Industrial Holdings Ltd.	1,798,435	275,528
	Ever Sunshine Services Group Ltd.	1,154,000	259,301
#Ω	Everbright Securities Co. Ltd., Class H	321,200	403,340
*Ω	Everest Medicines Ltd.	313,500	1,977,339
	Eyebright Medical Technology Beijing Co. Ltd., Class A	13,220	120,532
	Fangda Special Steel Technology Co. Ltd., Class A	254,100	211,513
	Far East Horizon Ltd.	5,369,000	4,819,718
*	Far East Smarter Energy Co. Ltd., Class A	84,000	92,058
	FAWER Automotive Parts Co. Ltd., Class A	333,000	262,985
	Feilong Auto Components Co. Ltd., Class A	105,300	333,145
*Ω	Feiyu Technology International Co. Ltd.	1,179,000	107,458
	Fengzhushou Co. Ltd., Class A	18,100	88,724
	FESCO Group Co. Ltd., Class A	48,000	127,854
*	FIH Mobile Ltd.	894,700	2,135,590
*	Financial Street Holdings Co. Ltd., Class A	732,800	311,165
#	FinVolution Group, ADR	308,854	1,887,098
	First Tractor Co. Ltd., Class H	1,071,176	1,077,724
#	Flat Glass Group Co. Ltd., Class H	431,000	677,670
	Focus Lightings Tech Co. Ltd., Class A	180,960	229,432
	Focused Photonics Hangzhou, Inc., Class A	72,100	168,293

		Shares	Value»
CHINA — (Continued)
	Foshan Electrical & Lighting Co. Ltd., Class A	223,300	$197,742
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	63,500	77,960
	Fosun International Ltd.	5,664,500	3,593,205
	Friend Co. Ltd., Class A	50,500	101,767
#	Fu Shou Yuan International Group Ltd.	1,384,000	523,557
#	Fufeng Group Ltd.	6,291,600	6,512,702
#*††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Apex Software Co. Ltd., Class A	35,100	195,550
	Fujian Boss Software Development Co. Ltd., Class A	59,800	114,547
	Fujian Fuxin Software Development JSC Ltd., Class A	4,194	63,333
*	Fujian Kuncai Material Technology Co. Ltd., Class A	62,800	162,899
*	Fujian Snowman Group Co. Ltd., Class A	13,900	21,596
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	60,200	120,523
	Fujian Yongfu Power Engineering Co. Ltd., Class A	7,800	30,563
	Fujian Yuanli Active Carbon Co. Ltd., Class A	44,900	104,404
	Fushun Special Steel Co. Ltd., Class A	183,000	134,787
*	Future Machine Ltd.	1,621,000	141,500
Ω	Ganfeng Lithium Group Co. Ltd., Class H	586,000	3,869,736
	Gansu Energy Chemical Co. Ltd., Class A	993,900	361,823
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	835,000	198,432

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Gansu Shangfeng Cement Co. Ltd., Class A	64,561	$102,475
	Gansu Yasheng Industrial Group Co. Ltd., Class A	304,900	132,885
	Gaona Aero Material Co. Ltd., Class A	73,800	171,893
*	GCL New Energy Holdings Ltd.	1,774,000	171,062
#*	GCL Technology Holdings Ltd.	39,550,000	6,913,716
*	GDS Holdings Ltd. (9698 HK), Class A	2,853,200	12,712,302
*	Gemdale Properties & Investment Corp. Ltd.	7,148,000	161,222
	GemPharmatech Co. Ltd., Class A	37,823	94,815
Ω	Genertec Universal Medical Group Co. Ltd.	2,260,000	1,800,236
#*	Genscript Biotech Corp.	2,216,000	4,599,624
*	Geo-Jade Petroleum Corp., Class A	408,000	136,077
#Ω	Giant Biogene Holding Co. Ltd.	407,600	1,953,333
#*	Global New Material International Holdings Ltd.	1,151,000	739,019
Ω	Golden Throat Holdings Group Co. Ltd.	804,000	355,751
	Goldenmax International Group Ltd., Class A	66,500	154,125
	Goldwind Science & Technology Co. Ltd., Class H	2,072,400	3,517,600
	Goodbaby International Holdings Ltd.	1,764,000	269,538
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	59,514	509,041
#	Grand Pharmaceutical Group Ltd.	3,333,000	3,548,384
*	Grandjoy Holdings Group Co. Ltd., Class A	875,700	366,002

		Shares	Value»
CHINA — (Continued)
*	Greatoo Intelligent Equipment, Inc., Class A	379,400	$415,479
#	Greentown China Holdings Ltd.	3,298,648	3,530,530
#Ω	Greentown Management Holdings Co. Ltd.	997,000	387,633
	Greentown Service Group Co. Ltd.	3,014,000	1,731,466
	GRG Metrology & Test Group Co. Ltd., Class A	45,400	133,674
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	215,700	144,338
	Guangdong Construction Engineering Group Co. Ltd., Class A	203,800	109,724
*	Guangdong DFP New Material Group Co. Ltd.	262,400	179,720
	Guangdong Dongpeng Holdings Co. Ltd., Class A	171,500	171,133
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	194,500	308,280
*	Guangdong Golden Dragon Development, Inc., Class A	97,600	189,072
	Guangdong Goworld Co. Ltd., Class A	25,800	47,101
	Guangdong Guangzhou Daily Media Co. Ltd., Class A	303,300	450,644
	Guangdong Guanhao High-Tech Co. Ltd., Class A	219,300	100,160
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	108,900	197,492
	Guangdong Hoshion Industrial Aluminium Co. Ltd., Class A	31,000	88,674

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Huate Gas Co. Ltd., Class A	19,861	$179,615
	Guangdong Investment Ltd.	7,462,000	7,088,768
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	11,090	66,257
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	86,200	274,921
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	44,900	109,917
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd., Class A	15,700	29,006
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	168,400	203,852
	Guangdong Sirio Pharma Co. Ltd., Class A	38,841	131,035
	Guangdong South New Media Co. Ltd., Class A	42,700	290,164
	Guangdong Tapai Group Co. Ltd., Class A	198,600	236,389
*	Guangdong TCL Smart Home Appliances Co. Ltd.	164,700	252,220
	Guangdong Vanward New Electric Co. Ltd., Class A	135,400	219,913
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	92,400	196,472
*	Guangdong Yowant Technology Group Co. Ltd., Class A	141,000	130,954
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	454,000	171,214
*	Guanghui Logistics Co. Ltd., Class A	67,000	74,811
	Guangshen Railway Co. Ltd., Class H	3,664,000	1,075,304

		Shares	Value»
CHINA — (Continued)
	Guangxi LiuYao Group Co. Ltd., Class A	78,280	$205,196
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	669,900	263,002
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	30,902	83,176
#	Guangzhou Automobile Group Co. Ltd., Class H	3,526,000	1,478,437
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	572,000	1,378,923
	Guangzhou Grandbuy Co. Ltd., Class A	21,300	19,302
	Guangzhou Haoyang Electronic Co. Ltd., Class A	20,150	122,733
	Guangzhou KDT Machinery Group Co. Ltd., Class A	16,398	37,779
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	43,600	182,934
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	120,500	249,134
	Guangzhou Restaurant Group Co. Ltd., Class A	68,700	164,335
	Guangzhou Sie Consulting Co. Ltd., Class A	77,200	272,822
	Guangzhou Wondfo Biotech Co. Ltd., Class A	52,100	161,545
	Guilin Layn Natural Ingredients Corp., Class A	130,630	148,617
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	95,800	201,282
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	56,900	46,503
	Guizhou Gas Group Corp. Ltd., Class A	140,928	139,664

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	244,100	$176,727
	Guizhou Qianyuan Power Co. Ltd., Class A	69,900	173,897
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	53,100	90,216
	Guizhou Tyre Co. Ltd., Class A	306,100	214,679
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	352,600	189,135
*	Guizhou Zhenhua E-chem, Inc., Class A	28,314	59,047
*	Guizhou Zhongyida Co. Ltd., Class A	30,600	48,327
*	Guoguang Electric Co. Ltd., Class A	108,600	242,206
	Guomai Technologies, Inc., Class A	172,600	273,502
#	Guoquan Food Shanghai Co. Ltd., Class H	1,204,400	596,081
	Gushengtang Holdings Ltd.	147,100	541,843
	H World Group Ltd. (1179 HK)	349,300	1,354,458
#*Ω	Haichang Ocean Park Holdings Ltd.	6,456,000	607,604
#Ω	Haidilao International Holding Ltd.	3,772,000	6,215,918
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	29,820	55,699
*	Hainan Haide Capital Management Co. Ltd., Class A	155,400	163,959
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	58,100	230,726
*	Hainan Meilan International Airport Co. Ltd., Class H	526,000	711,115
	Haitian International Holdings Ltd.	2,453,000	6,702,911
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	3,454,000	359,957

		Shares	Value»
CHINA — (Continued)
	Hangxiao Steel Structure Co. Ltd., Class A	174,508	$66,493
	Hangzhou Advance Gearbox Group Co. Ltd., Class A	11,700	29,869
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	23,600	99,819
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	41,354	189,531
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	104,300	129,132
	Hangzhou Onechance Tech Corp., Class A	47,370	202,841
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	163,000	262,270
	Hangzhou Sunrise Technology Co. Ltd., Class A	101,300	221,282
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	344,000	2,058,613
	Hangzhou Weiguang Electronic Co. Ltd., Class A	13,400	67,426
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	9,700	28,602
	Haosen Fintech Group Ltd.	7,000	10,160
*Ω	Harbin Bank Co. Ltd., Class H	1,420,000	73,015
	Harbin Electric Co. Ltd., Class H	2,013,413	3,310,631
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	83,900	152,947
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	277,900	132,823
*	Harbin Pharmaceutical Group Co. Ltd., Class A	511,600	263,383

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	HBIS Resources Co. Ltd., Class A	82,100	$216,640
#*Ω	HBM Holdings Ltd.	1,203,000	2,084,934
#	Health & Happiness H&H International Holdings Ltd.	415,500	646,386
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	145,755	227,603
	Hefei Urban Construction Development Co. Ltd., Class A	161,200	281,797
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	60,600	96,126
	Hello Group, Inc., Sponsored ADR	149,753	1,016,823
	Henan Liliang Diamond Co. Ltd., Class A	49,200	265,798
	Henan Lingrui Pharmaceutical Co., Class A	50,200	160,113
	Henan Thinker Automatic Equipment Co. Ltd., Class A	67,900	285,648
*	Henan Yicheng New Energy Co. Ltd., Class A	382,000	283,289
	Henan Yuguang Gold & Lead Co. Ltd., Class A	226,100	389,631
*	Henan Yuneng Holdings Co. Ltd., Class A	203,900	172,821
	Hengan International Group Co. Ltd.	926,500	3,244,868
	Hengbao Co. Ltd., Class A	21,900	67,296
	Hengtong Logistics Co. Ltd., Class A	85,200	118,733
	Hexing Electrical Co. Ltd., Class A	87,600	416,065
*	HG Semiconductor Ltd.	740,000	46,907
	HG Technologies Co. Ltd., Class A	25,450	63,705
*	Hi Sun Technology China Ltd.	1,845,000	140,213

		Shares	Value»
CHINA — (Continued)
*	Hiconics Eco-energy Technology Co. Ltd., Class A	78,500	$65,838
	Hisense Home Appliances Group Co. Ltd., Class H	1,365,000	4,026,285
	Hitevision Co. Ltd., Class A	39,400	165,653
	HitGen, Inc., Class A	19,137	67,882
*	HNA Technology Co. Ltd., Class A	393,400	242,566
	Hongli Zhihui Group Co. Ltd., Class A	79,400	82,746
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	244,880	110,868
*	Hongyuan Green Energy Co. Ltd., Class A	21,100	87,456
#*	Hopson Development Holdings Ltd.	4,531,026	1,838,062
	Horizon Construction Development Ltd.	2,430,591	350,055
	Hoymiles Power Electronics, Inc., Class A	8,768	131,985
*Ω	Hua Hong Semiconductor Ltd., Class H	1,981,000	20,305,621
	Huabao International Holdings Ltd.	664,000	307,734
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	118,300	92,269
	Huadian Heavy Industries Co. Ltd., Class A	189,000	197,183
	Huadian Power International Corp. Ltd., Class H	3,826,000	2,255,419
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	161,300	161,819
	Huafu Fashion Co. Ltd., Class A	318,552	214,114
*	Huaihe Energy Group Co. Ltd., Class A	370,300	194,254

1000

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Huakai Yibai Technology Co. Ltd., Class A	23,900	$36,457
	Huangshan Novel Co. Ltd., Class A	101,840	164,015
	Huangshan Tourism Development Co. Ltd., Class A	89,300	141,963
	Huapont Life Sciences Co. Ltd., Class A	185,400	127,487
	Huatu Cendes Co. Ltd., Class A	48,260	455,470
#	Huaxin Cement Co. Ltd. (6655 HK), Class H	643,900	1,445,846
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	297,100	251,976
	Hubei Chutian Smart Communication Co. Ltd., Class A	303,300	173,483
	Hubei Huitian New Materials Co. Ltd., Class A	37,400	66,177
	Hubei Zhenhua Chemical Co. Ltd., Class A	138,180	470,232
	Hui Lyu Ecological Technology Groups Co. Ltd., Class A	73,200	190,753
*	Huizhou CEE Technology, Inc., Class A	30,800	51,325
	Hunan Aihua Group Co. Ltd., Class A	21,987	53,273
*	Hunan Corun New Energy Co. Ltd., Class A	142,100	150,164
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	432,800	219,678
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	266,380	248,350
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	92,800	216,190
*	Hunan Kaimeite Gases Co. Ltd., Class A	63,400	243,387

		Shares	Value»
CHINA — (Continued)
*	Hunan New Wellful Co. Ltd., Class A	157,200	$138,785
*	Hunan Silver Co. Ltd., Class A	372,800	337,857
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	342,000	427,472
	Hunan Zhongke Electric Co. Ltd., Class A	19,000	69,098
#*	HUTCHMED China Ltd., ADR	3,324	48,796
#*	HUTCHMED China Ltd.	871,500	2,607,405
	HUYA, Inc., ADR	181,992	500,478
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	711,600	1,195,579
*	Hymson Laser Technology Group Co. Ltd., Class A	45,909	277,826
*	HyUnion Holding Co. Ltd., Class A	244,800	308,049
*	IAT Automobile Technology Co. Ltd., Class A	76,200	122,572
*Ω	iDreamSky Technology Holdings Ltd.	1,442,000	155,646
*Ω	Ingdan, Inc.	89,000	32,259
*	Inkeverse Group Ltd.	1,024,000	137,829
*	INKON Life Technology Co. Ltd., Class A	109,700	164,260
	Inmyshow Digital Technology Group Co. Ltd., Class A	341,900	298,788
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	6,800	69,708
*Ω	InnoCare Pharma Ltd., Class H	846,000	1,550,874
	Innuovo Technology Co. Ltd., Class A	23,000	34,326
*	Insigma Technology Co. Ltd., Class A	171,400	257,482
	Inspur Digital Enterprise Technology Ltd.	1,410,000	1,426,640
	Intron Technology Holdings Ltd.	222,000	59,121
#*	iQIYI, Inc., ADR	729,179	1,684,403

1001

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	IReader Technology Co. Ltd., Class A	87,800	$256,520
*	IVD Medical Holding Ltd.	126,000	113,347
*	J&T Global Express Ltd.	4,321,800	5,545,405
	Jack Technology Co. Ltd., Class A	5,700	35,539
	Jade Bird Fire Co. Ltd., Class A	165,360	260,255
	Jangho Group Co. Ltd., Class A	203,600	221,851
*	JC Finance & Tax Interconnect Holdings Ltd., Class A	149,600	237,127
*Ω	JD Logistics, Inc.	2,119,400	3,455,051
*Ω	Jenscare Scientific Co. Ltd., Class H	118,200	182,707
	JF SmartInvest Holdings Ltd.	250,000	1,780,798
	Jia Yao Holdings Ltd.	118,000	44,074
	Jiajiayue Group Co. Ltd., Class A	62,000	93,731
	Jiang Su Suyan Jingshen Co. Ltd., Class A	150,100	227,004
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	227,700	213,181
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	61,600	306,998
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	22,600	172,135
	Jiangsu Changbao Steeltube Co. Ltd., Class A	60,000	55,013
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	53,600	129,100
*	Jiangsu Dagang Co. Ltd., Class A	88,600	211,898
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	185,300	333,363
	Jiangsu Etern Co. Ltd., Class A	242,600	509,101

		Shares	Value»
CHINA — (Continued)
*	Jiangsu General Science Technology Co. Ltd., Class A	298,800	$186,482
	Jiangsu Gian Technology Co. Ltd., Class A	35,200	237,315
	Jiangsu Guomao Reducer Co. Ltd., Class A	63,600	146,062
	Jiangsu Guotai International Group Co. Ltd., Class A	183,100	240,404
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	182,200	208,462
	Jiangsu Hongdou Industrial Co. Ltd., Class A	376,500	137,416
	Jiangsu Hongtian Technology Co. Ltd., Class A	19,400	143,003
	Jiangsu Huachang Chemical Co. Ltd., Class A	177,400	156,071
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	16,664	82,498
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	111,340	234,047
	Jiangsu Lianyungang Port Co. Ltd., Class A	70,800	57,180
	Jiangsu Linyang Energy Co. Ltd., Class A	257,200	211,200
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	83,200	208,756
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	104,600	138,030
	Jiangsu Pacific Precision Forging Co. Ltd., Class A	67,000	130,308
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	149,200	195,089

1002

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	36,900	$34,810
*	Jiangsu Sanfame Polyester Material Co. Ltd., Class A	466,700	147,750
	Jiangsu Shentong Valve Co. Ltd., Class A	86,100	168,431
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	76,000	58,136
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	76,873	292,138
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	14,784	56,183
	Jiangsu Soho High Hope Group Corp., Class A	428,400	171,058
*	Jiangsu Sopo Chemical Co., Class A	92,401	94,138
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	262,221	190,962
	Jiangsu ToLand Alloy Co. Ltd., Class A	44,900	172,911
	Jiangsu Tongrun Equipment Technology Co. Ltd., Class A	39,000	110,482
*	Jiangsu Transimage Technology Co. Ltd., Class A	15,300	40,089
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	161,700	105,210
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	143,900	57,214
*	Jiangsu Zongyi Co. Ltd., Class A	130,900	101,553
	Jiangxi Bank Co. Ltd., Class H	1,112,500	98,773

		Shares	Value»
CHINA — (Continued)
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	115,900	$162,465
	Jiangxi Copper Co. Ltd., Class H	1,731,000	7,222,493
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	95,400	139,743
	Jiangxi Ganneng Co. Ltd., Class A	161,100	242,735
	Jiangxi Ganyue Expressway Co. Ltd., Class A	264,600	198,964
	Jiangxi Guotai Group Co. Ltd., Class A	121,900	222,005
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	56,200	100,449
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	46,460	207,623
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	65,300	91,755
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	60,300	138,194
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	63,900	167,017
*	Jiangyin Zhongnan Heavy Industries Co. Ltd., Class A	243,200	87,222
	Jianmin Pharmaceutical Group Co. Ltd., Class A	50,200	278,166
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	223,334	322,338
	Jiayin Group, Inc., ADR	6,626	62,616
*	Jilin Chemical Fibre, Class A	494,202	283,657
	Jilin OLED Material Tech Co. Ltd., Class A	17,858	72,802
*	Jilin Quanyangquan Co. Ltd., Class A	90,200	90,278

1003

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*††	Jinchuan Group International Resources Co. Ltd.	7,638,000	$235,906
	Jinghua Pharmaceutical Group Co. Ltd., Class A	144,900	152,746
	Jingjin Equipment, Inc., Class A	141,400	303,157
	Jinhong Gas Co. Ltd., Class A	61,973	176,642
	Jinhui Liquor Co. Ltd., Class A	53,400	149,276
*	Jinke Smart Services Group Co. Ltd., Class H	365,200	322,876
#	JinkoSolar Holding Co. Ltd., ADR	141,757	3,559,518
	Jinlei Technology Co. Ltd., Class A	66,900	275,607
	Jinlongyu Group Co. Ltd., Class A	83,200	361,908
	Jinmao Property Services Co. Ltd.	302,279	108,716
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	223,865
	Jinneng Science&Technology Co. Ltd., Class A	38,200	33,707
#*Ω	Jinxin Fertility Group Ltd.	5,485,500	1,735,208
	Jinyu Bio-Technology Co. Ltd., Class A	212,400	321,959
	Jinzai Food Group Co. Ltd., Class A	76,700	129,017
#Ω	Jiumaojiu International Holdings Ltd.	481,000	109,548
	Jiuzhitang Co. Ltd., Class A	38,800	54,576
#	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	224,800	662,974
	JNBY Design Ltd.	642,000	1,489,149
Ω	Joinn Laboratories China Co. Ltd., Class H	131,800	363,991
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	201,100	171,879
	Jones Tech PLC, Class A	24,760	160,484

		Shares	Value»
CHINA — (Continued)
*	Joy City Property Ltd.	1,744,000	$132,430
	Joyoung Co. Ltd., Class A	34,900	47,201
	JS Corrugating Machinery Co. Ltd., Class A	95,000	167,045
*Ω	JS Global Lifestyle Co. Ltd.	1,527,000	349,888
	JSTI Group, Class A	138,900	164,420
*	Ju Teng International Holdings Ltd.	2,010,000	468,169
	Juewei Food Co. Ltd., Class A	64,600	124,015
	Jutal Offshore Oil Services Ltd.	38,000	2,788
	Jutze Intelligent Technology Co. Ltd., Class A	24,100	71,046
*Ω	JW Cayman Therapeutics Co. Ltd.	172,000	77,203
*	JY Grandmark Holdings Ltd.	129,000	3,006
	Kailuan Energy Chemical Co. Ltd., Class A	124,500	114,274
	Kaishan Group Co. Ltd., Class A	111,200	250,674
	Kangji Medical Holdings Ltd.	1,000,000	1,158,067
	Kanzhun Ltd.	33,700	371,992
	KEDE Numerical Control Co. Ltd., Class A	25,689	230,972
*	Keep, Inc.	315,900	188,792
	Keli Motor Group Co. Ltd., Class A	142,800	278,366
	Keli Sensing Technology Ningbo Co. Ltd., Class A	50,300	482,499
	Kinco Automation Shanghai Co. Ltd., Class A	4,929	71,309
#	Kinetic Development Group Ltd.	4,630,000	870,159
	Kingboard Holdings Ltd.	2,266,421	8,120,200
#	Kingboard Laminates Holdings Ltd.	3,720,000	6,228,079
*	Kingdee International Software Group Co. Ltd.	2,539,000	4,790,190

1004

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Kingsignal Technology Co. Ltd., Class A	13,600	$25,113
	Kingsoft Corp. Ltd.	2,467,600	10,756,598
*Ω	Kintor Pharmaceutical Ltd.	341,500	82,402
	KPC Pharmaceuticals, Inc., Class A	81,700	156,288
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	75,100	234,042
	Kuangda Technology Group Co. Ltd., Class A	287,400	250,518
	Kunlun Energy Co. Ltd.	5,550,000	5,101,480
	Kunshan Dongwei Technology Co. Ltd., Class A	57,248	306,446
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	48,920	421,489
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	47,700	126,155
*	Kyland Technology Co. Ltd., Class A	104,600	356,882
	Lancy Co. Ltd., Class A	87,800	242,992
	Landai Technology Group Corp. Ltd., Class A	85,300	165,312
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	225,600	276,199
	Laobaixing Pharmacy Chain JSC, Class A	74,500	173,805
	Launch Tech Co. Ltd., Class H	293,000	331,432
	Lee & Man Chemical Co. Ltd.	528,785	320,675
	Lee & Man Paper Manufacturing Ltd.	886,000	313,161
*Ω	Legend Holdings Corp., Class H	1,504,100	1,944,123
	Leoch International Technology Ltd.	143,000	26,317
	LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	6,000	14,484

		Shares	Value»
CHINA — (Continued)
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	68,400	$176,501
	Li Ning Co. Ltd.	6,053,000	13,160,529
	Lianhe Chemical Technology Co. Ltd., Class A	81,400	135,370
	Liaoning Energy Industry Co. Ltd., Class A	88,000	50,579
#	Liaoning Port Co. Ltd., Class H	968,000	113,303
	Lier Chemical Co. Ltd., Class A	149,980	267,478
#*	Lifetech Scientific Corp.	8,522,000	2,206,378
	Lijiang Yulong Tourism Co. Ltd., Class A	129,100	158,269
*	Linewell Software Co. Ltd., Class A	46,700	79,912
	Lingbao Gold Group Co. Ltd., Class H	870,000	1,821,180
#Ω	Linklogis, Inc., Class B	2,001,500	822,908
*	Liuzhou Iron & Steel Co. Ltd., Class A	283,680	215,451
	Livzon Pharmaceutical Group, Inc., Class H	641,903	2,581,595
#Ω	Longfor Group Holdings Ltd.	5,339,614	6,595,667
	Longhua Technology Group Luoyang Co. Ltd., Class A	189,100	223,719
	Lonking Holdings Ltd.	5,962,000	2,376,509
	Lontium Semiconductor Corp., Class A	21,565	213,096
*	Lotus Holdings Co. Ltd.	164,799	132,785
	Lucky Harvest Co. Ltd., Class A	34,190	193,753
	Luoniushan Co. Ltd., Class A	23,628	24,373
	Lushang Freda Pharmaceutical Co. Ltd., Class A	205,700	225,039
	Luxin Venture Capital Group Co. Ltd., Class A	140,600	289,099
	Luyang Energy-Saving Materials Co. Ltd.	94,900	158,249

1005

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Luye Pharma Group Ltd.	3,227,500	$1,307,616
	Lygend Resources & Technology Co. Ltd.-H, Class H	160,800	491,584
*	Maanshan Iron & Steel Co. Ltd., Class H	3,650,048	1,198,198
	Maccura Biotechnology Co. Ltd., Class A	106,861	175,731
*	Malion New Materials Co. Ltd., Class A	68,600	106,328
#Ω	Maoyan Entertainment	1,032,565	883,111
*	Marssenger Kitchenware Co. Ltd., Class A	42,700	75,251
	Maxvision Technology Corp., Class A	39,800	165,095
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	42,200	167,382
Ω	Medlive Technology Co. Ltd.	344,500	467,040
	Mehow Innovative Ltd., Class A	41,800	137,925
	MeiG Smart Technology Co. Ltd., Class A	44,800	286,615
Ω	Meitu, Inc.	5,414,500	6,013,314
	Mesnac Co. Ltd., Class A	196,900	238,872
#	Metallurgical Corp. of China Ltd., Class H	2,472,000	753,282
	M-Grass Ecology & Environment Group Co. Ltd., Class A	384,500	225,209
*Ω	Microport Cardioflow Medtech Corp.	1,470,000	225,881
#	MicroPort NeuroScientific Corp.	319,224	484,964
#*	Microport Scientific Corp.	1,471,200	2,295,996
Ω	Midea Real Estate Holding Ltd.	400,400	245,828
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	28,971	242,172

		Shares	Value»
CHINA — (Continued)
#	Ming Yuan Cloud Group Holdings Ltd.	1,252,000	$531,767
*	Mingfa Group International Co. Ltd.	2,003,000	31,420
	MINISO Group Holding Ltd.	871,600	4,660,168
*	Minmetals Development Co. Ltd., Class A	196,200	252,271
*	Minmetals Land Ltd.	568,000	68,883
	Minth Group Ltd.	1,963,000	8,710,454
*	Miracle Automation Engineering Co. Ltd., Class A	8,000	20,303
	Miracll Chemicals Co. Ltd., Class A	43,640	96,979
	MLS Co. Ltd., Class A	124,700	152,848
#*	MMG Ltd.	11,918,598	10,577,188
*Ω	Mobvista, Inc.	968,000	2,221,683
*	MOG Digitech Holdings Ltd.	2,528,000	128,602
	Moon Environment Technology Co. Ltd., Class A	184,080	367,731
#	Morimatsu International Holdings Co. Ltd.	612,000	783,506
	Motic Xiamen Electric Group Co. Ltd., Class A	99,400	245,607
*	Mount Everest Gold Group Co. Ltd.	311,000	73,572
	MYS Group Co. Ltd., Class A	131,600	79,967
	Nancal Technology Co. Ltd., Class A	47,100	309,922
*	Nanfang Zhongjin Environment Co. Ltd., Class A	318,400	199,498
	Nanhua Futures Co. Ltd., Class A	51,500	151,018
	NanJi E-Commerce Co. Ltd., Class A	459,800	228,433
	Nanjing Cosmos Chemical Co. Ltd., Class A	62,500	120,789
	Nanjing Hanrui Cobalt Co. Ltd., Class A	59,300	413,960

1006

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Nanjing Pharmaceutical Co. Ltd., Class A	244,800	$174,084
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	265,000	279,537
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	77,905	261,905
	Natural Food International Holding Ltd.	112,000	16,565
*	Nayuki Holdings Ltd.	1,126,500	169,642
	NetDragon Websoft Holdings Ltd.	324,000	506,159
*Ω	NetEase Cloud Music, Inc.	156,250	4,851,737
	Neusoft Corp., Class A	132,700	196,286
#††	New Horizon Health Ltd.	269,500	91,908
*	New Journey Health Technology Group Co. Ltd., Class A	554,900	174,645
	New Trend International Logis-Tech Co. Ltd., Class A	27,200	48,509
*	Newborn Town, Inc.	1,330,000	1,808,070
	Nexteer Automotive Group Ltd.	2,195,000	1,902,740
*	Nine Dragons Paper Holdings Ltd.	3,319,000	2,377,335
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	60,200	159,505
	Ningbo Exciton Technology Co. Ltd., Class A	24,500	63,591
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	96,600	281,157
	Ningbo Jintian Copper Group Co. Ltd., Class A	202,300	328,959
	Ningbo Kbe Electrical Technology Co. Ltd., Class A	16,600	119,174
	Ningbo Peacebird Fashion Co. Ltd., Class A	66,600	134,063

		Shares	Value»
CHINA — (Continued)
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	55,800	$144,101
	Ningbo Yongxin Optics Co. Ltd., Class A	21,000	302,472
	Ningbo Yunsheng Co. Ltd., Class A	214,400	430,038
	Ningxia Building Materials Group Co. Ltd., Class A	84,200	159,068
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	83,800	365,637
	Ningxia Western Venture Industrial Co. Ltd., Class A	265,100	192,165
#*	Niu Technologies, Sponsored ADR	29,128	122,338
	NKY Medical Holdings Ltd., Class A	84,300	196,599
	Noah Holdings Ltd., Sponsored ADR	46,328	523,043
	North Chemical Industries Co. Ltd., Class A	44,800	126,752
	North China Pharmaceutical Co. Ltd., Class A	138,000	116,439
	North Huajin Chemical Industries Co. Ltd., Class A	367,800	262,730
	Northeast Pharmaceutical Group Co. Ltd., Class A	217,203	169,386
#*	NovaBridge Biosciences, Sponsored ADR	38,080	188,496
	Novoray Corp., Class A	6,022	53,842
*	NSFOCUS Technologies Group Co. Ltd., Class A	40,900	47,664
*	Nuode New Materials Co. Ltd., Class A	306,700	305,315
	NYOCOR Co. Ltd., Class A	42,600	33,413
#*Ω	Ocumension Therapeutics	467,000	500,371
#	Onewo, Inc., Class H	536,700	1,541,961
	Opple Lighting Co. Ltd., Class A	26,100	63,824

1007

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	OPT Machine Vision Tech Co. Ltd., Class A	12,615	$225,794
	Orient International Enterprise Ltd., Class A	167,900	197,345
#	Orient Overseas International Ltd.	82,500	1,427,739
*	Oriental Energy Co. Ltd., Class A	175,800	203,256
#*	OSL Group Ltd.	506,000	1,145,349
*	PCI Technology Group Co. Ltd., Class A	174,500	168,396
*Ω	Peijia Medical Ltd.	848,000	656,478
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,346,100	0
*	Pengxin International Mining Co. Ltd., Class A	328,300	378,029
#	Persistence Resources Group Ltd.	1,240,000	224,455
	PharmaBlock Sciences Nanjing, Inc., Class A	33,400	200,586
#Ω	Pharmaron Beijing Co. Ltd., Class H	754,500	2,519,185
*	Phenix Optical Co. Ltd., Class A	25,200	77,180
	PhiChem Corp., Class A	111,226	366,702
#Ω	Ping An Healthcare & Technology Co. Ltd.	4,285,358	7,581,372
	PNC Process Systems Co. Ltd., Class A	59,680	260,694
#	Poly Property Group Co. Ltd.	4,025,500	957,630
#	Poly Property Services Co. Ltd., Class H	291,400	1,257,100
*	Porton Pharma Solutions Ltd., Class A	106,500	398,797
	Pou Sheng International Holdings Ltd.	3,868,806	236,417
	Prinx Chengshan Holdings Ltd.	256,000	233,905

		Shares	Value»
CHINA — (Continued)
	Pulike Biological Engineering, Inc., Class A	20,800	$40,859
	PW Medtech Group Ltd.	1,354,000	261,475
	Pylon Technologies Co. Ltd., Class A	25,329	236,186
	Q Technology Group Co. Ltd.	1,418,000	2,549,990
	Qfin Holdings, Inc., ADR	260,018	6,279,435
	Qianhe Condiment & Food Co. Ltd., Class A	126,750	165,188
	Qiming Information Technology Co. Ltd., Class A	49,800	138,055
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	197,600	381,246
	Qingdao Citymedia Co. Ltd., Class A	32,400	30,922
	Qingdao East Steel Tower Stock Co. Ltd., Class A	32,100	79,669
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	86,722	187,345
	Qingdao Gaoce Technology Co. Ltd., Class A	114,045	183,484
	Qingdao Gon Technology Co. Ltd., Class A	61,200	441,106
	Qingdao Haier Biomedical Co. Ltd., Class A	37,811	185,025
	Qingdao Hanhe Cable Co. Ltd., Class A	365,300	192,581
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	33,914	67,062
	Qingdao NovelBeam Technology Co. Ltd., Class A	10,727	73,142
Ω	Qingdao Port International Co. Ltd., Class H	922,000	842,846

1008

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	81,000	$109,169
*	Qingling Motors Co. Ltd., Class H	496,000	47,148
	Qinhuangdao Port Co. Ltd., Class H	1,989,500	745,067
*	Qudian, Inc., Sponsored ADR	314,980	1,505,604
	Queclink Wireless Solutions Co. Ltd., Class A	71,900	122,304
	Quick Intelligent Equipment Co. Ltd., Class A	45,000	205,988
*	Qunabox Group Ltd.	25,000	117,786
	Rainbow Digital Commercial Co. Ltd., Class A	117,000	88,820
	Rayhoo Motor Dies Co. Ltd., Class A	36,300	197,390
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	1,406,520	229,878
	Renhe Pharmacy Co. Ltd., Class A	279,500	243,999
#*	REPT BATTERO Energy Co. Ltd., Class H	345,800	620,508
	Rianlon Corp., Class A	38,750	218,162
	Richinfo Technology Co. Ltd., Class A	22,000	82,864
*	Risen Energy Co. Ltd., Class A	143,300	216,778
	Riyue Heavy Industry Co. Ltd., Class A	112,200	229,275
	Rizhao Port Co. Ltd., Class A	359,300	160,620
	Ruida Futures Co. Ltd., Class A	68,700	228,153
	Ruifeng Power Group Co. Ltd.	14,000	17,710
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	166,700	221,636
	Sanjiang Shopping Club Co. Ltd., Class A	49,400	96,173
	Sanquan Food Co. Ltd., Class A	91,600	143,748

		Shares	Value»
CHINA — (Continued)
*	Sansteel Minguang Co. Ltd. Fujian, Class A	39,100	$24,621
*	Sanwei Holding Group Co. Ltd., Class A	83,600	136,201
	Sany Heavy Equipment International Holdings Co. Ltd.	4,208,000	3,972,524
*	Seazen Group Ltd.	5,006,571	1,410,512
	Shaanxi Fenghuo Electronics Co. Ltd., Class A	101,100	155,822
*	Shaanxi Heimao Coking Co. Ltd., Class A	352,600	210,599
*	Shandong BoAn Biotechnology Co. Ltd., Class H	215,000	290,106
	Shandong Bohui Paper Industrial Co. Ltd., Class A	109,103	76,555
	Shandong Dawn Polymer Co. Ltd., Class A	92,100	320,844
	Shandong Denghai Seeds Co. Ltd., Class A	151,100	199,958
	Shandong Dongyue Silicone Material Co. Ltd., Class A	234,400	305,946
*	Shandong Haihua Co. Ltd., Class A	134,000	104,912
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	290,800	249,800
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,200	95,279
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	13,100	32,163
	Shandong Jinjing Science & Technology Co. Ltd., Class A	273,400	201,759
*	Shandong Longda Meishi Co. Ltd., Class A	143,100	96,816

1009

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Lukang Pharma, Class A	169,300	$238,509
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,688,400	1,881,849
	Shandong WIT Dyne Health Co. Ltd., Class A	43,400	208,368
	Shandong Xiantan Co. Ltd., Class A	148,800	131,767
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	521,389
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	98,100	123,961
	Shanghai Acrel Co. Ltd., Class A	7,000	24,822
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	273,000	316,617
*	Shanghai AJ Group Co. Ltd., Class A	95,400	75,391
	Shanghai AtHub Co. Ltd., Class A	15,333	71,664
	Shanghai Baolong Automotive Corp., Class A	40,100	212,436
	Shanghai Baosteel Packaging Co. Ltd., Class A	213,800	166,087
*Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	76,300	81,891
	Shanghai Bright Meat Group Co. Ltd., Class A	169,000	161,724
	Shanghai Chicmax Cosmetic Co. Ltd., Class H	63,300	698,075
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	139,200	213,769
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	164,800	176,803

		Shares	Value»
CHINA — (Continued)
	Shanghai Datun Energy Resources Co. Ltd., Class A	85,000	$164,976
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	622,000	352,599
	Shanghai Environment Group Co. Ltd., Class A	149,986	175,025
*	Shanghai Feilo Acoustics Co. Ltd., Class A	472,700	543,023
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	67,800	92,844
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	431,000	1,320,183
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	779,000	4,237,217
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	363,000	152,589
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	14,700	97,582
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	54,000	206,779
	Shanghai Gench Education Group Ltd.	65,500	22,571
	Shanghai Gentech Co. Ltd., Class A	56,430	260,547
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	59,200	203,603
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	20,400	71,649
*Ω	Shanghai Henlius Biotech, Inc., Class H	75,900	680,624

1010

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Industrial Holdings Ltd.	1,046,000	$1,836,156
*	Shanghai Industrial Urban Development Group Ltd.	653,000	28,572
#*	Shanghai INT Medical Instruments Co. Ltd., Class H	119,000	478,794
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	85,800	136,581
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	194,559	168,749
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	46,489	128,081
	Shanghai Liangxin Electrical Co. Ltd., Class A	153,265	228,377
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	4,905	70,217
*	Shanghai Milkground Food Tech Co. Ltd., Class A	77,599	279,084
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	24,900	21,906
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	783,700	1,179,978
	Shanghai Pioneer Holding Ltd.	1,430,000	384,183
	Shanghai Pudong Construction Co. Ltd., Class A	239,492	271,636
	Shanghai QiFan Cable Co. Ltd., Class A	32,200	84,894
	Shanghai Runda Medical Technology Co. Ltd., Class A	45,300	107,228
	Shanghai Shibei Hi-Tech Co. Ltd., Class A	256,012	222,343

		Shares	Value»
CHINA — (Continued)
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	140,900	$294,279
	Shanghai Yct Electronics Group Co. Ltd., Class A	16,120	106,855
	Shanghai Zhezhong Group Co. Ltd., Class A	9,900	25,029
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	380,400	422,320
	Shantou Wanshun New Material Group Co. Ltd., Class A	59,400	53,008
	Shanxi Blue Flame Holding Co. Ltd., Class A	181,300	184,597
	Shanxi Coking Co. Ltd., Class A	119,000	71,431
*	Shanxi Guoxin Energy Corp. Ltd., Class A	189,860	94,275
	Shanxi Hi-speed Group Co. Ltd., Class A	189,200	137,850
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	173,800	164,430
*	Shanxi Lu’an Chemical Technology Co. Ltd., Class A	196,000	79,133
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	45,500	44,681
	Shengda Resources Co. Ltd., Class A	162,407	536,543
	Shenma Industry Co. Ltd., Class A	201,400	281,257
*	Shenyang Jinbei Automotive Co. Ltd., Class A	217,100	142,077
	Shenzhen Absen Optoelectronic Co. Ltd., Class A	17,000	41,155
	Shenzhen Agricultural Power Group Co. Ltd., Class A	162,000	194,593

1011

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	109,100	$170,862
	Shenzhen Bingchuan Network Co. Ltd., Class A	8,800	46,552
	Shenzhen BSC Technology Co. Ltd., Class A	22,340	115,035
	Shenzhen Center Power Tech Co. Ltd., Class A	76,900	247,685
	Shenzhen Cereals Holdings Co. Ltd., Class A	158,300	155,412
	Shenzhen Changhong Technology Co. Ltd., Class A	66,900	129,040
	Shenzhen Click Technology Co. Ltd., Class A	87,200	230,853
	Shenzhen Colibri Technologies Co. Ltd., Class A	87,400	273,697
	Shenzhen Das Intellitech Co. Ltd., Class A	436,811	200,908
	Shenzhen Desay Battery Technology Co., Class A	43,574	172,125
*	Shenzhen Dynanonic Co. Ltd., Class A	8,100	52,304
#	Shenzhen Expressway Corp. Ltd., Class H	2,566,400	2,399,597
	Shenzhen Farben Information Technology Co. Ltd., Class A	34,000	111,348
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	301,000	178,027
*	Shenzhen Fenda Technology Co. Ltd., Class A	271,100	253,857
	Shenzhen Forms Syntron Information Co. Ltd.	67,000	355,544

		Shares	Value»
CHINA — (Continued)
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	148,900	$150,739
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	164,300	275,781
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	204,500	141,432
#	Shenzhen International Holdings Ltd.	4,712,256	4,884,670
#*	Shenzhen Investment Ltd.	10,139,720	1,095,928
	Shenzhen Invt Electric Co. Ltd., Class A	91,100	115,347
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	89,334	122,293
*	Shenzhen Jinjia Group Co. Ltd., Class A	35,300	22,146
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	237,200	223,213
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	105,700	244,215
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	123,100	193,133
	Shenzhen Leaguer Co. Ltd., Class A	211,200	273,874
	Shenzhen Lifotronic Technology Co. Ltd., Class A	82,745	160,532
	Shenzhen Microgate Technology Co. Ltd., Class A	175,100	312,370
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	507,300	221,935
	Shenzhen Noposin Crop Science Co. Ltd., Class A	201,300	345,043

1012

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	201,500	$52,905
	Shenzhen Qingyi Photomask Ltd., Class A	49,231	199,210
	Shenzhen SEG Co. Ltd., Class A	87,500	121,931
	Shenzhen Sinexcel Electric Co. Ltd., Class A	60,400	355,141
	Shenzhen Sunline Tech Co. Ltd., Class A	149,700	311,161
	Shenzhen Tagen Group Co. Ltd., Class A	454,710	242,210
	Shenzhen Topraysolar Co. Ltd., Class A	87,900	45,097
	Shenzhen Topway Video Communication Co. Ltd., Class A	142,600	170,160
	Shenzhen United Winners Laser Co. Ltd., Class A	46,617	170,828
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	32,500	125,073
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	220,000	353,193
*	Shenzhen Ysstech Info-tech Co. Ltd., Class A	157,800	451,011
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	39,100	355,943
	Shinva Medical Instrument Co. Ltd., Class A	79,400	173,406
	Shoucheng Holdings Ltd.	6,317,600	1,775,244
#	Shougang Fushan Resources Group Ltd.	5,749,565	2,255,887
††	Shouhang High-Tech Energy Co. Ltd., Class A	269,600	2,653

		Shares	Value»
CHINA — (Continued)
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	28,300	$27,508
	Shui On Land Ltd.	6,618,143	603,846
*	Sichuan Chengfei Integration Technology Corp., Class A	93,300	555,708
	Sichuan EM Technology Co. Ltd., Class A	162,300	454,738
	Sichuan Expressway Co. Ltd., Class H	3,296,000	2,168,945
	Sichuan Furong Technology Co. Ltd., Class A	53,620	69,344
*	Sichuan Haite High-tech Co. Ltd., Class A	138,776	244,779
	Sichuan Injet Electric Co. Ltd., Class A	54,400	404,117
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,100	195,480
*	Sichuan Lutianhua Co. Ltd., Class A	313,600	189,106
	Sichuan Teway Food Group Co. Ltd., Class A	164,132	275,388
#	Sihuan Pharmaceutical Holdings Group Ltd.	4,980,000	949,214
	SIIC Environment Holdings Ltd. (807 HK)	128,000	18,440
Ω	Simcere Pharmaceutical Group Ltd.	616,000	981,127
	Sineng Electric Co. Ltd., Class A	29,800	134,931
*	Sinic Holdings Group Co. Ltd.	235,000	0
	Sino Biopharmaceutical Ltd.	2,624,000	2,390,285
*	Sino GeoPhysical Co. Ltd., Class A	38,100	107,790
	Sino Wealth Electronic Ltd., Class A	20,300	77,975
	Sinocare, Inc., Class A	54,800	145,894

1013

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinofert Holdings Ltd.	6,383,327	$1,248,231
	Sinomach Automobile Co. Ltd., Class A	178,300	156,299
	Sinomach Precision Industry Group Co. Ltd., Class A	99,800	401,756
	SinoMedia Holding Ltd.	69,000	18,008
	Sinopec Engineering Group Co. Ltd., Class H	3,836,500	3,614,002
#	Sinopec Kantons Holdings Ltd.	3,098,000	1,602,480
*	Sinopec Oilfield Equipment Corp., Class A	170,200	173,853
*	Sinopec Oilfield Service Corp., Class H	6,360,000	630,902
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	7,878,000	1,348,363
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	26,767	146,211
	Sinopharm Group Co. Ltd., Class H	2,362,000	5,887,440
	Sinoseal Holding Co. Ltd., Class A	39,200	191,770
	Sinosteel Engineering & Technology Co. Ltd., Class A	315,300	283,670
	Sinosteel New Materials Co. Ltd., Class A	124,300	191,382
#	Sinotrans Ltd., Class H	7,927,000	5,388,066
	Sinotruk Hong Kong Ltd.	1,934,000	6,461,176
*	Sipai Health Technology Co. Ltd.	214,400	66,766
#*	Skyworth Group Ltd.	1,070,000	542,252
Ω	Smoore International Holdings Ltd.	974,000	1,640,338
	Snowsky Salt Industry Group Co. Ltd., Class A	198,412	158,992
*	SOHO China Ltd.	5,033,000	356,762
	Soho Holly Futures Co. Ltd., Class H	729,000	360,617

		Shares	Value»
CHINA — (Continued)
	Sokan New Materials Group Co. Ltd., Class A	15,995	$74,237
	Solareast Holdings Co. Ltd., Class A	32,200	45,758
*	South Manganese Investment Ltd.	627,000	36,351
	Southern Publishing & Media Co. Ltd., Class A	90,000	178,946
#	So-Young International, Inc., ADR	94,843	275,993
*	SPIC Yuanda Environmental-Protection Co. Ltd., Class A	77,300	145,170
#	SSY Group Ltd.	5,589,152	2,231,144
	Stanley Agricultural Group Co. Ltd., Class A	223,700	306,523
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	167,400	169,103
*	Star Plus Legend Holdings Ltd., Class H	293,500	329,508
	Sumavision Technologies Co. Ltd., Class A	300,100	238,275
	Sun Art Retail Group Ltd.	3,660,500	889,528
	Sun King Technology Group Ltd.	3,180,000	827,140
	Sunflower Pharmaceutical Group Co. Ltd., Class A	68,000	139,500
	Suning Universal Co. Ltd., Class A	478,800	171,587
	Sunny Optical Technology Group Co. Ltd.	815,900	7,884,610
	Sunrise Group Co. Ltd., Class A	80,700	65,572
#*	Sunshine Lake Pharma Co. Ltd.	215,847	1,272,214
	Sunstone Development Co. Ltd., Class A	94,700	327,787
	Sunward Intelligent Equipment Co. Ltd., Class A	272,650	507,721

1014

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Suofeiya Home Collection Co. Ltd., Class A	45,600	$83,410
	Suzhou Anjie Technology Co. Ltd., Class A	161,800	316,548
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	310,200	148,235
	Suzhou Good-Ark Electronics Co. Ltd., Class A	165,400	238,129
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	165,900	138,634
	Suzhou Secote Precision Electronic Co. Ltd., Class A	25,300	170,538
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	28,200	58,401
	Suzhou Sushi Testing Group Co. Ltd., Class A	90,200	198,555
	Suzhou TZTEK Technology Co. Ltd., Class A	37,593	286,234
	Suzhou Veichi Electric Co. Ltd., Class A	6,349	76,890
*	SVG Optronics Co. Ltd., Class A	21,000	106,824
#	SY Holdings Group Ltd.	1,217,000	1,767,825
	Symphony Holdings Ltd.	6,450,000	1,246,713
*	SYoung Group Co. Ltd., Class A	44,200	126,955
*	Taiyuan Heavy Industry Co. Ltd., Class A	368,700	144,104
*	Tangrenshen Group Co. Ltd., Class A	292,527	196,218
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	251,000	201,097
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	41,100	107,356
*	Tanwan, Inc.	229,800	437,956
	TCL Electronics Holdings Ltd.	2,874,347	3,412,757

		Shares	Value»
CHINA — (Continued)
	TDG Holdings Co. Ltd., Class A	233,000	$336,571
*††	Tech-Pro, Inc.	43,862,000	0
*	Tellhow Sci-Tech Co. Ltd., Class A	22,900	29,993
	Telling Telecommunication Holding Co. Ltd., Class A	83,100	117,824
	Tenfu Cayman Holdings Co. Ltd.	286,000	108,979
	Three Squirrels, Inc., Class A	59,100	195,864
	Three’s Co. Media Group Co. Ltd., Class A	30,907	125,157
	Tian An China Investment Co. Ltd.	1,272,000	743,512
	Tian Lun Gas Holdings Ltd.	419,500	174,715
*††	Tian Shan Development Holding Ltd.	1,844,000	0
	Tiande Chemical Holdings Ltd.	92,000	16,969
#	Tiangong International Co. Ltd.	3,496,000	1,323,947
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	895,613
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	311,700	167,390
	Tianjin Development Holdings Ltd.	996,000	333,225
	Tianjin Port Development Holdings Ltd.	4,630,800	423,944
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	88,935	269,529
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	276,400	164,965
	Tianneng Power International Ltd.	2,576,048	2,855,752
#*	Tianqi Lithium Corp., Class H	208,200	1,279,821
	Tianrun Industry Technology Co. Ltd., Class A	168,300	150,722

1015

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tibet Mineral Development Co. Ltd., Class A	22,400	$82,854
*	Tibet Water Resources Ltd.	550,000	44,607
	Time Interconnect Technology Ltd.	1,503,000	3,023,207
	Tingyi Cayman Islands Holding Corp.	2,728,000	3,742,894
	Titan Wind Energy Suzhou Co. Ltd., Class A	218,000	234,729
	TK Group Holdings Ltd.	138,000	45,215
	TKD Science & Technology Co. Ltd., Class A	66,200	137,956
	Tofflon Science & Technology Group Co. Ltd., Class A	147,600	351,764
	Toly Bread Co. Ltd., Class A	213,868	163,868
	Tomson Group Ltd.	679,139	236,484
#	Tong Ren Tang Technologies Co. Ltd., Class H	1,575,000	939,869
	Tongcheng Travel Holdings Ltd.	3,758,800	10,343,491
	Tongdao Liepin Group	686,400	281,219
*	Tongding Interconnection Information Co. Ltd., Class A	36,100	26,563
	Tongguan Gold Group Ltd.	2,142,000	745,763
	Tongyu Heavy Industry Co. Ltd., Class A	529,953	229,465
	Topsec Technologies Group, Inc., Class A	208,127	305,039
Ω	Topsports International Holdings Ltd.	2,590,000	1,026,481
	Toread Holdings Group Co. Ltd., Class A	78,400	103,121
#	Towngas Smart Energy Co. Ltd.	2,858,853	1,433,182
*	TPV Technology Co. Ltd., Class A	286,000	104,562

		Shares	Value»
CHINA — (Continued)
*Ω	Transcenta Holding Ltd.	264,000	$104,952
	TravelSky Technology Ltd., Class H	1,372,000	1,805,550
	Triangle Tyre Co. Ltd., Class A	94,300	195,992
*	Triumph New Energy Co. Ltd., Class H	252,000	141,422
	Triumph Science & Technology Co. Ltd., Class A	148,800	256,616
*††	Trony Solar Holdings Co. Ltd.	1,757,000	0
*	Troy Information Technology Co. Ltd., Class A	66,400	61,805
	Tsingtao Brewery Co. Ltd., Class H	606,000	4,095,668
	TSP Wind Power Group Co. Ltd.	176,900	210,947
*Ω	Tuhu Car, Inc.	273,000	620,696
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	792,500	7,799
	Uni-Bio Science Group Ltd.	3,060,000	49,865
	Unilumin Group Co. Ltd., Class A	204,400	211,878
	Uni-President China Holdings Ltd.	4,377,000	4,738,729
#	United Energy Group Ltd.	2,112,900	134,811
††	Untrade.China Dili	12,625,699	201,152
*††	Untrade.Lumena Newmat	363,249	0
*	UTour Group Co. Ltd., Class A	172,400	170,007
	V V Food & Beverage Co. Ltd., Class A	253,300	127,333
	Valiant Co. Ltd., Class A	189,900	373,912
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	32,665	95,461
	Vatti Corp. Ltd., Class A	147,700	132,689
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	114,900	398,292
	Vipshop Holdings Ltd., ADR	509,760	8,915,702

1016

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Viva Biotech Holdings	2,670,000	$837,392
#*	Vnet Group, Inc., ADR	8,227	85,561
	Wanda Hotel Development Co. Ltd.	1,912,000	40,211
	Wangneng Environment Co. Ltd., Class A	86,645	208,196
#	Wanguo Gold Group Ltd.	410,000	1,614,041
	Want Want China Holdings Ltd.	6,523,000	4,215,336
	Warom Technology, Inc. Co., Class A	58,700	161,258
	Wasion Holdings Ltd.	1,858,000	2,989,438
	Weibo Corp. (9898 HK), Class A	201,300	2,201,061
#	Weibo Corp. (WB US), Sponsored ADR	4,978	54,161
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	85,600	123,107
	Weilong Delicious Global Holdings Ltd.	285,400	437,794
#*Ω	Weimob, Inc.	2,740,000	801,905
#*	WellCell Holdings Co. Ltd.	128,000	212,235
	Wellhope Foods Co. Ltd., Class A	142,900	154,094
	Wencan Group Co. Ltd., Class A	59,322	180,268
	Wenzhou Yihua Connector Co. Ltd., Class A	39,600	261,105
	West China Cement Ltd.	5,844,000	2,233,313
	Western Metal Materials Co. Ltd., Class A	93,800	237,104
#	Wharf Holdings Ltd.	918,000	2,415,126
	Winall Hi-Tech Seed Co. Ltd., Class A	83,400	103,868
	Windey Energy Technology Group Co. Ltd., Class A	70,350	180,626
*	World Union Group, Inc., Class A	115,600	37,729

		Shares	Value»
CHINA — (Continued)
	Wuhan East Lake High Technology Group Co. Ltd., Class A	105,200	$145,470
	Wuhan Easydiagnosis Biomedicine Co. Ltd., Class A	3,600	9,732
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	140,000	245,556
	Wuling Motors Holdings Ltd.	470,000	30,847
	Wushang Group Co. Ltd., Class A	156,682	219,958
	Wuxi Autowell Technology Co. Ltd., Class A	32,419	199,212
	Wuxi Best Precision Machinery Co. Ltd., Class A	70,100	259,695
	Wuxi Chipown Micro-Electronics Ltd., Class A	12,113	109,100
	Wuxi DK Electronic Materials Co. Ltd., Class A	11,500	99,888
	Wuxi Longsheng Technology Co. Ltd., Class A	23,600	185,790
	Wuxi Paike New Materials Technology Co. Ltd., Class A	22,100	216,971
*	WuXi XDC Cayman, Inc.	453,500	4,380,993
	Wuxi Xinje Electric Co. Ltd., Class A	29,200	236,136
	XD, Inc.	466,200	4,043,399
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	606,000	78,026
	Xiamen Changelight Co. Ltd., Class A	160,200	269,112
	Xiamen ITG Group Corp. Ltd., Class A	222,400	202,577
	Xiamen Jihong Technology Co. Ltd., Class A	64,000	167,838
	Xiamen Kingdomway Group Co., Class A	13,200	37,455

1017

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen Leading Optics Co. Ltd., Class A	7,700	$30,378
	Xi’an Manareco New Materials Co. Ltd., Class A	16,133	110,352
	Xi’an Triangle Defense Co. Ltd., Class A	134,300	484,364
	Xiandai Investment Co. Ltd., Class A	356,794	212,521
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	111,500	231,737
	Xilinmen Furniture Co. Ltd., Class A	69,600	167,324
	Ximei Resources Holding Ltd.	20,000	19,159
	Xingfa Aluminium Holdings Ltd.	481,000	481,756
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,667,103	2,237,708
	Xinjiang Communications Construction Group Co. Ltd., Class A	101,800	270,683
	Xinjiang Joinworld Co. Ltd., Class A	182,800	208,314
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	240,700	159,364
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	47,300	189,267
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,597,000	531,547
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	220,300	281,263
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	56,700	37,465
*	Xinte Energy Co. Ltd., Class H	80,000	79,820
	Xinxiang Chemical Fiber Co. Ltd., Class A	301,700	185,503
#	Xinyi Energy Holdings Ltd.	7,798,780	1,273,344

		Shares	Value»
CHINA — (Continued)
#	Xinyi Solar Holdings Ltd.	11,700,929	$5,391,750
	Xinyu Iron & Steel Co. Ltd., Class A	149,400	88,237
*	Xinzhi Group Co. Ltd., Class A	71,300	286,951
	Xizang Zhufeng Resources Co. Ltd., Class A	97,700	195,929
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	118,500	266,776
#	Xtep International Holdings Ltd.	5,142,336	3,723,644
*	Xunlei Ltd., ADR	181,470	1,616,898
#*	XXF Group Holdings Ltd.	115,000	140,824
Ω	Yadea Group Holdings Ltd.	3,751,281	5,864,830
	Yangling Metron New Material, Inc., Class A	55,100	128,976
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	476,500	2,183,586
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	46,200	139,583
	Yantai China Pet Foods Co. Ltd., Class A	8,500	68,328
	Yantai North Andre Juice Co. Ltd., Class H	62,000	127,219
	YanTai Shuangta Food Co. Ltd., Class A	202,100	159,180
*	Yatsen Holding Ltd., ADR	58,683	416,649
	YD Electronic Technology Co. Ltd., Class A	23,600	155,557
	Yechiu Metal Recycling China Ltd., Class A	305,500	134,402
	Yeebo International Holdings Ltd.	110,000	62,144
*	Yibin Tianyuan Group Co. Ltd., Class A	158,000	129,297
#	Yihai International Holding Ltd.	724,000	1,110,845

1018

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Yijiahe Technology Co. Ltd., Class A	9,200	$39,494
	Yinbang Clad Material Co. Ltd., Class A	156,200	224,766
	Yindu Kitchen Equipment Co. Ltd., Class A	119,995	307,137
	Yiren Digital Ltd., Sponsored ADR	160,448	895,300
Ω	Yixin Group Ltd.	4,412,000	1,286,013
	Yixintang Pharmaceutical Group Co. Ltd., Class A	100,100	188,661
	Yizumi Holdings Co. Ltd., Class A	86,500	307,351
	Yongjin Technology Group Co. Ltd.	64,300	165,677
	Yotrio Group Co. Ltd., Class A	443,400	240,533
*	Youcare Pharmaceutical Group Co. Ltd., Class A	39,643	120,727
	Youngy Co. Ltd., Class A	50,500	337,258
	Youzu Interactive Co. Ltd., Class A	163,800	296,886
#	YSB, Inc.	443,400	519,600
	Yuexiu Property Co. Ltd.	1,222,456	703,817
	Yuexiu Services Group Ltd.	708,500	231,516
#	Yuexiu Transport Infrastructure Ltd.	1,972,018	1,077,761
	Yueyang Forest & Paper Co. Ltd., Class A	314,477	196,772
	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	64,600	164,084
	Yunnan Energy Investment Co. Ltd., Class A	72,500	123,836
	Yunnan Nantian Electronics Information Co. Ltd., Class A	42,200	108,831
	Yutong Heavy Industries Co. Ltd., Class A	55,300	90,876
*	Z Fin Ltd.	254,000	192,757
#*	Zai Lab Ltd., ADR	32,918	860,147

		Shares	Value»
CHINA — (Continued)
#*	Zai Lab Ltd.	820,500	$2,141,007
	Zanyu Technology Group Co. Ltd., Class A	31,400	49,022
	ZBOM Home Collection Co. Ltd., Class A	87,523	114,451
	Zengame Technology Holding Ltd.	438,000	130,985
*	Zepp Health Corp., ADR	1,223	49,385
	Zhaojin Mining Industry Co. Ltd., Class H	3,804,000	14,164,338
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	132,400	264,137
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	159,100	229,122
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	10,200	125,403
	Zhejiang Communications Technology Co. Ltd., Class A	282,500	165,953
	Zhejiang Expressway Co. Ltd., Class H	4,415,920	4,310,850
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	101,800	197,033
#*††	Zhejiang Glass Co. Ltd., Class H	415,000	0
*	Zhejiang Great Southeast Co. Ltd., Class A	221,800	115,398
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	177,400	236,838
	Zhejiang Hailide New Material Co. Ltd., Class A	97,400	80,013
	Zhejiang HangKe Technology, Inc. Co., Class A	45,133	207,413
	Zhejiang Hangmin Co. Ltd., Class A	215,800	216,859

1019

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	95,900	$77,395
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	8,100	19,947
	Zhejiang Huangma Technology Co. Ltd., Class A	86,100	220,781
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	91,000	138,002
	Zhejiang International Group Co. Ltd., Class A	19,800	30,792
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,800	76,445
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	88,800	398,476
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	99,900	288,375
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	82,600	203,491
	Zhejiang Lante Optics Co. Ltd., Class A	75,811	341,862
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	7,361	27,565
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	58,500	132,016
	Zhejiang Runtu Co. Ltd., Class A	231,234	237,958
	Zhejiang Shibao Co. Ltd., Class H	444,000	277,959
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	57,428	206,788
	Zhejiang Southeast Space Frame Co. Ltd., Class A	84,500	55,225
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	108,200	110,073

		Shares	Value»
CHINA — (Continued)
	Zhejiang Taihua New Material Group Co. Ltd., Class A	33,400	$41,532
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	20,605	75,901
	Zhejiang Wanliyang Co. Ltd., Class A	270,470	342,519
	Zhejiang Wansheng Co. Ltd., Class A	101,200	161,285
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	123,800	189,381
	Zhejiang XCC Group Co. Ltd., Class A	57,200	369,264
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	103,100	137,284
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	21,800	30,882
	Zhejiang Xinao Textiles, Inc., Class A	33,000	37,102
	Zhejiang Xinhua Chemical Co. Ltd., Class A	10,600	44,246
	Zhejiang Yasha Decoration Co. Ltd., Class A	256,100	145,145
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	71,900	171,551
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	59,400	231,114
	Zhende Medical Co. Ltd., Class A	46,200	617,277
*	Zhengzhou Coal Industry & Electric Power Co. Ltd., Class A	150,800	111,318
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	264,800	200,824
	Zhewen Interactive Group Co. Ltd., Class A	97,700	120,082
*	Zhihu, Inc.	50,300	71,011

1020

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	1,283,700	$2,764,021
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	228,100	226,901
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	56,600	167,086
#	Zhongsheng Group Holdings Ltd.	2,034,500	3,211,658
*††	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	0
	Zhongtong Bus Holding Co. Ltd., Class A	113,900	188,167
	ZhongYeDa Electric Co. Ltd., Class A	22,700	31,215
	Zhongyu Energy Holdings Ltd.	552,306	221,690
	Zhongyuan Environment-Protection Co. Ltd., Class A	146,000	180,520
Ω	Zhou Hei Ya International Holdings Co. Ltd.	985,000	231,113
	Zhuhai Enpower Electric Co. Ltd., Class A	23,200	104,014
	Zhuhai Port Co. Ltd., Class A	38,300	29,701
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	496,200	2,521,749
*	Zhuzhou Smelter Group Co. Ltd., Class A	218,200	480,135
	Zhuzhou Times New Material Technology Co. Ltd., Class A	163,168	334,821
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	133,500	90,281
	ZJAMP Group Co. Ltd., Class A	35,300	46,954
#Ω	ZJLD Group, Inc.	596,600	670,403
	ZJMI Environmental Energy Co. Ltd., Class A	78,900	156,847

		Shares	Value»
CHINA — (Continued)
	Zkteco Co. Ltd., Class A	23,700	$104,982
#	ZMJ Group Co. Ltd., Class H	1,016,400	2,805,757
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,527,000	1,474,367
	ZWSOFT Co. Ltd. Guangzhou, Class A	33,936	384,592
#Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	177,000	537,877

TOTAL CHINA			1,093,679,974

COLOMBIA — (0.1%)
	Bolsa de Valores de Colombia	25,666	89,489
	Celsia SA	399,834	507,226
	Cementos Argos SA	319,832	856,277
*	Corp. Financiera Colombiana SA	134,873	637,511
	Grupo Argos SA	101,945	460,180
	Grupo de Inversiones Suramericana SA	27,099	329,434
	Mineros SA	75,167	265,203
	Promigas SA ESP	10,240	17,082

TOTAL COLOMBIA			3,162,402

FRANCE — (0.0%)
	Carrefour SA, BDR	14,517	230,224

GREECE — (0.7%)
	Aegean Airlines SA	126,702	1,923,208
#*	Aktor SA Holding Co. Technical & Energy Projects	150,373	1,459,369
	Athens International Airport SA	21,175	244,438
	Athens Water Supply & Sewage Co. SA	80,877	647,267
	Autohellas Tourist & Trading SA	61,105	779,191
	Avax SA	103,049	284,679
	Bank of Greece	48,772	832,383
*	CrediaBank SA	33,397	56,938
	Ellaktor SA	45,207	81,119
#	ElvalHalcor SA	124,834	460,100
	Fourlis Holdings SA	78,400	370,818
	GEK Terna SA	236,345	6,308,022

1021

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Hellenic Exchanges - Athens Stock Exchange SA	97,874	$703,854
	Helleniq Energy Holdings SA	74,149	652,181
	Holding Co. ADMIE IPTO SA	305,384	1,050,091
	Ideal Holdings SA	20,091	136,022
#	Intracom Holdings SA	144,281	555,700
*	Intralot SA-Integrated Information Systems & Gaming Services	210,350	270,558
	Kri-Kri Milk Industry SA	7,535	170,980
*	LAMDA Development SA	141,143	1,203,872
	Motor Oil Hellas Corinth Refineries SA	47,061	1,410,302
	Optima bank SA	38,089	352,734
	Piraeus Port Authority SA	25,327	1,255,301
	Profile Systems & Software SA	8,786	72,999
	Quest Holdings SA	58,079	471,607
	Sarantis SA	131,589	1,912,929
	Thrace Plastics Holding & Co	10,688	47,956
	Titan SA (TITC GA)	90,073	4,033,039

TOTAL GREECE			27,747,657

HONG KONG — (0.0%)
	Truly International Holdings Ltd.	3,199,573	468,968

HUNGARY — (0.2%)
#*	4iG Nyrt	113,502	1,355,911
	Magyar Telekom Telecommunications PLC	615,145	3,224,074
	Opus Global Nyrt	590,242	959,004
	Richter Gedeon Nyrt	25,220	776,878

TOTAL HUNGARY			6,315,867

INDIA — (19.4%)
	360 ONE WAM Ltd.	556,343	6,791,427
	3M India Ltd.	2,424	807,473
	63 Moons Technologies Ltd.	7,283	65,343
	Aarti Drugs Ltd.	87,308	482,199
	Aarti Industries Ltd.	452,888	1,942,328
	Aarti Pharmalabs Ltd.	109,660	1,046,352

		Shares	Value»
INDIA — (Continued)
*	Aavas Financiers Ltd.	4,256	$79,053
	Abbott India Ltd.	15,291	4,996,948
	Accelya Solutions India Ltd.	4,543	70,979
	Action Construction Equipment Ltd.	93,884	1,164,585
	ADF Foods Ltd.	14,720	36,659
*	Aditya Birla Fashion & Retail Ltd.	332,418	303,845
	Aditya Birla Real Estate Ltd.	147,288	3,136,623
	Advanced Enzyme Technologies Ltd.	147,974	511,503
	Advent Hotels International Pvt Ltd.	21,454	75,572
	Aegis Logistics Ltd.	466,118	3,916,778
	Aeroflex Industries Ltd.	30,906	65,039
*	Aether Industries Ltd.	9,978	84,559
	AGI Greenpac Ltd.	39,239	363,216
	Ahluwalia Contracts India Ltd.	52,561	561,366
	AIA Engineering Ltd.	156,917	5,768,256
	Ajanta Pharma Ltd.	142,911	3,976,323
	Ajmera Realty & Infra India Ltd.	1,912	23,040
	Akzo Nobel India Ltd.	42,912	1,570,085
	Alembic Ltd.	269,593	302,285
	Alembic Pharmaceuticals Ltd.	186,858	1,891,885
	Alkyl Amines Chemicals	48,225	1,008,077
	Allcargo Logistics Ltd.	851,660	329,157
	Amara Raja Energy & Mobility Ltd.	280,944	3,179,630
*	Amber Enterprises India Ltd.	50,515	4,566,341
	Amrutanjan Health Care Ltd.	13,418	109,674
	Anant Raj Ltd.	241,161	1,748,310
	Angel One Ltd.	48,113	1,352,236
	Anup Engineering Ltd.	1,370	35,791
	Anupam Rasayan India Ltd.	3,510	42,238
	Apar Industries Ltd.	35,156	3,431,186
	Apcotex Industries Ltd.	22,713	91,290
	APL Apollo Tubes Ltd.	226,636	4,584,695
	Apollo Pipes Ltd.	2,337	8,148
	Apollo Tyres Ltd.	1,058,537	5,974,145

1022

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Aptus Value Housing Finance India Ltd.	32,292	$115,880
	Arvind Fashions Ltd.	178,503	1,009,527
	Arvind Ltd.	541,245	1,951,062
	Arvind SmartSpaces Ltd.	2,055	14,803
	Asahi India Glass Ltd.	337,184	3,500,014
	Ashapura Minechem Ltd.	23,582	176,729
	Ashiana Housing Ltd.	74,655	235,449
*	Ashoka Buildcon Ltd.	402,491	930,683
Ω	Aster DM Healthcare Ltd.	293,085	2,237,613
	Astra Microwave Products Ltd.	146,377	1,719,542
	AstraZeneca Pharma India Ltd.	4,051	433,910
	Atul Ltd.	52,252	3,397,128
Ω	AU Small Finance Bank Ltd.	8,203	80,878
	AurionPro Solutions Ltd.	16,984	230,963
	Automotive Axles Ltd.	15,893	304,014
	Avadh Sugar & Energy Ltd.	3,656	17,799
	Avantel Ltd.	9,347	18,071
	Avanti Feeds Ltd.	109,098	856,208
*	AWL Agri Business Ltd.	78,151	241,034
*	Bajaj Consumer Care Ltd.	112,119	349,867
	Bajaj Electricals Ltd.	5,316	30,463
*	Bajaj Hindusthan Sugar Ltd.	2,423,656	602,482
	Bajaj Holdings & Investment Ltd.	8,172	1,133,545
	Balaji Amines Ltd.	38,797	613,723
*	Balaji Telefilms Ltd.	22,329	27,696
	Balmer Lawrie & Co. Ltd.	230,549	522,984
	Balrampur Chini Mills Ltd.	400,664	2,067,769
	Banco Products India Ltd.	109,392	874,299
Ω	Bandhan Bank Ltd.	1,021,422	1,798,214
	Bank of Maharashtra	745,420	496,099
	Bannari Amman Sugars Ltd.	12,348	500,324
	BASF India Ltd.	43,424	2,156,668
	Bata India Ltd.	123,782	1,487,946
	Bayer CropScience Ltd.	22,864	1,255,861
	BEML Ltd.	65,577	3,238,716
*	BF Utilities Ltd.	59,511	492,911

		Shares	Value»
INDIA — (Continued)
	Bhansali Engineering Polymers Ltd.	335,166	$372,176
	Bharat Bijlee Ltd.	14,396	490,330
	Bharat Dynamics Ltd.	150,832	2,604,514
	Bharat Heavy Electricals Ltd.	45,764	136,210
	Bharat Rasayan Ltd.	3,079	375,276
	Birla Corp. Ltd.	92,209	1,216,691
	BirlaNu Ltd.	13,232	285,105
	Birlasoft Ltd.	473,199	1,975,450
	Black Box Ltd.	29,029	173,054
	Blue Dart Express Ltd.	17,288	1,264,398
	Blue Star Ltd.	257,000	5,581,899
*	Bluspring Enterprises Ltd.	98,248	89,176
	Bombay Burmah Trading Co	59,813	1,335,650
	Bombay Dyeing & Manufacturing Co. Ltd.	232,090	428,581
*	Borosil Ltd.	24,794	95,457
*	Borosil Renewables Ltd.	18,113	131,310
*	Borosil Scientific Ltd.	18,595	28,684
	Brigade Enterprises Ltd.	336,769	3,928,299
*	Brightcom Group Ltd.	720,392	110,417
	BSE Ltd.	279,963	7,824,419
	Campus Activewear Ltd.	4,887	15,356
	Can Fin Homes Ltd.	221,832	2,154,374
	Cantabil Retail India Ltd.	4,821	14,117
*	Capacit’e Infraprojects Ltd.	76,517	246,109
	Caplin Point Laboratories Ltd.	72,924	1,665,064
	Carborundum Universal Ltd.	259,767	2,642,185
	Care Ratings Ltd.	66,345	1,194,268
*	Cartrade Tech Ltd.	32,684	1,103,664
	Carysil Ltd.	18,432	193,831
	Castrol India Ltd.	1,016,603	2,230,644
	CCL Products India Ltd.	270,942	2,628,822
	CE Info Systems Ltd.	13,707	280,146
	Ceat Ltd.	72,128	3,271,375
	Cello World Ltd.	5,654	41,725
	Central Depository Services India Ltd.	349,616	6,263,889
	Century Enka Ltd.	24,543	128,372
	Century Plyboards India Ltd.	196,359	1,665,022

1023

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Cera Sanitaryware Ltd.	17,580	$1,236,574
	CESC Ltd.	1,864,899	3,776,566
*	Chalet Hotels Ltd.	6,485	69,347
	Chambal Fertilisers & Chemicals Ltd.	465,051	2,518,428
*	Chemplast Sanmar Ltd.	1,304	5,845
	Chennai Petroleum Corp. Ltd.	157,831	1,725,038
*	Choice International Ltd.	19,437	182,814
	Cholamandalam Financial Holdings Ltd.	363,185	7,787,636
	CIE Automotive India Ltd.	431,037	2,089,273
	City Union Bank Ltd.	1,059,281	2,688,378
	Clean Science & Technology Ltd.	18,915	215,036
	CMS Info Systems Ltd.	79,512	333,458
Ω	Cochin Shipyard Ltd.	220,413	4,443,441
	Coforge Ltd.	432,935	8,698,772
*	Cohance Lifesciences Ltd.	430,036	3,634,710
	Computer Age Management Services Ltd.	101,936	4,504,246
	Coromandel International Ltd.	158,239	3,805,991
	Cosmo First Ltd.	13,427	125,470
*	CreditAccess Grameen Ltd.	129,564	2,057,748
	CRISIL Ltd.	45,879	2,550,630
	Crompton Greaves Consumer Electricals Ltd.	1,391,327	4,429,832
*	CSB Bank Ltd.	134,975	630,899
	Cyient Ltd.	151,592	1,989,134
	Dalmia Bharat Ltd.	63,329	1,496,018
*	Dalmia Bharat Refractories Ltd.	467	0
	Dalmia Bharat Sugar & Industries Ltd.	22,506	87,668
	Datamatics Global Services Ltd.	10,803	113,547
	DB Corp. Ltd.	140,113	423,540
	DCB Bank Ltd.	653,604	1,163,684
	DCM Shriram Industries Ltd.	8,486	16,679
	DCM Shriram Ltd.	127,523	1,843,275
	DCW Ltd.	319,843	227,950

		Shares	Value»
INDIA — (Continued)
	Ddev Plastiks Industries Ltd.	7,600	$25,794
	Deep Industries Ltd.	8,372	45,557
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	3,139,150
	Deepak Nitrite Ltd.	139,098	2,699,239
*	Delhivery Ltd.	310,951	1,633,753
	Delta Corp. Ltd.	446,857	391,989
*	DEN Networks Ltd.	70,020	26,196
*	Devyani International Ltd.	10,784	19,588
	Dhanuka Agritech Ltd.	38,001	583,975
*	Digitide Solutions Ltd.	139,386	250,086
Ω	Dilip Buildcon Ltd.	40,150	223,694
*	Dishman Carbogen Amcis Ltd.	171,479	562,763
	Dixon Technologies India Ltd.	6,667	1,162,568
	D-Link India Ltd.	2,113	10,920
	Dodla Dairy Ltd.	3,259	47,517
	Dollar Industries Ltd.	9,764	39,298
Ω	Dr. Lal PathLabs Ltd.	104,974	3,712,772
	Dwarikesh Sugar Industries Ltd.	181,312	88,710
	Dynacons Systems & Solutions Ltd.	988	10,229
	Dynamatic Technologies Ltd.	1,737	154,624
	eClerx Services Ltd.	89,380	4,762,216
	Edelweiss Financial Services Ltd.	1,280,420	1,633,856
*	EID Parry India Ltd.	250,294	3,031,532
	EIH Associated Hotels	17,756	76,284
	EIH Ltd.	200,059	877,954
	Elecon Engineering Co. Ltd.	34,246	216,151
*	Electronics Mart India Ltd.	12,223	20,799
	Electrosteel Castings Ltd.	1,333,553	1,372,018
	Elgi Equipments Ltd.	523,096	2,927,567
	Emami Ltd.	529,450	3,183,106
*	Embassy Developments Ltd..	1,355,104	1,422,710
Ω	Endurance Technologies Ltd.	53,705	1,716,636
	Engineers India Ltd.	737,796	1,672,082
	Epigral Ltd.	47,103	896,097
	EPL Ltd.	374,414	850,317
*Ω	Equitas Small Finance Bank Ltd.	928,951	597,705

1024

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Eris Lifesciences Ltd.	110,810	$1,992,961
	ESAB India Ltd.	10,199	562,831
	Escorts Kubota Ltd.	58,332	2,482,923
*	Eureka Forbes Ltd.	13,565	85,057
	Eveready Industries India Ltd.	13,245	56,414
	Everest Industries Ltd.	6,545	43,578
	Exide Industries Ltd.	784,422	3,375,529
	FDC Ltd.	169,618	885,722
*	Federal-Mogul Goetze India Ltd.	26,987	139,550
	FIEM Industries Ltd.	19,282	452,475
	Fine Organic Industries Ltd.	14,450	720,812
*	Fino Payments Bank Ltd.	13,562	43,202
	Finolex Cables Ltd.	247,461	2,192,364
	Finolex Industries Ltd.	891,098	1,880,765
	Firstsource Solutions Ltd.	1,067,513	4,255,417
	Force Motors Ltd.	12,314	2,454,324
	Fortis Healthcare Ltd.	1,206,723	13,920,681
	Gabriel India Ltd.	222,859	3,187,347
	Galaxy Surfactants Ltd.	16,663	418,256
	Ganesh Housing Ltd.	27,513	256,685
	Ganesha Ecosphere Ltd.	2,337	31,811
	Garware Technical Fibres Ltd.	172,950	1,485,426
	Gateway Distriparks Ltd.	989,201	712,216
	GE Vernova T&D India Ltd.	41,617	1,420,903
	Genus Power Infrastructures Ltd.	8,588	32,678
	GHCL Ltd.	188,128	1,349,010
	GHCL Textiles Ltd.	185,148	161,440
	GIC Housing Finance Ltd.	94,840	186,840
	Gillette India Ltd.	18,742	1,901,264
Ω	Gland Pharma Ltd.	1,875	40,745
	GlaxoSmithKline Pharmaceuticals Ltd.	30,292	893,185
	Glenmark Pharmaceuticals Ltd.	294,693	6,275,208
	Global Health Ltd.	25,989	382,891
	GMM Pfaudler Ltd.	38,587	561,242
	Godawari Power & Ispat Ltd.	547,630	1,737,556

		Shares	Value»
INDIA — (Continued)
	Godfrey Phillips India Ltd.	137,601	$4,774,885
Ω	Godrej Agrovet Ltd.	48,105	360,148
*	Godrej Industries Ltd.	179,235	2,241,698
	Goldiam International Ltd.	8,869	35,721
	Goodyear India Ltd.	287	3,171
	Granules India Ltd.	409,109	2,608,969
	Graphite India Ltd.	200,922	1,409,237
	Grauer & Weil India Ltd.	54,225	51,760
	Gravita India Ltd.	46,021	862,997
	Great Eastern Shipping Co. Ltd.	267,452	3,306,439
	Greaves Cotton Ltd.	294,290	754,879
	Greenlam Industries Ltd.	91,568	273,169
	Greenpanel Industries Ltd.	82,480	265,822
	Greenply Industries Ltd.	97,847	336,154
	Grindwell Norton Ltd.	113,848	2,154,372
	Gujarat Alkalies & Chemicals Ltd.	97,139	625,576
	Gujarat Ambuja Exports Ltd.	487,116	578,650
	Gujarat Fluorochemicals Ltd.	69,796	2,943,983
	Gujarat Industries Power Co. Ltd.	176,262	361,995
	Gujarat Mineral Development Corp. Ltd.	235,508	1,571,309
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	225,643	1,276,239
	Gujarat Pipavav Port Ltd.	689,131	1,293,279
	Gujarat State Fertilizers & Chemicals Ltd.	646,462	1,388,826
	Gujarat State Petronet Ltd.	856,449	2,983,280
	Gujarat Themis Biosyn Ltd.	7,155	37,558
	Gulf Oil Lubricants India Ltd.	44,273	616,446
	Happiest Minds Technologies Ltd.	10,920	63,295
*	Hathway Cable & Datacom Ltd.	362,523	56,433

1025

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hatsun Agro Product Ltd.	126,989	$1,581,603
	HBL Engineering Ltd.	305,656	3,449,165
*	HealthCare Global Enterprises Ltd.	71,139	598,435
	HEG Ltd.	188,405	1,249,290
	HeidelbergCement India Ltd.	200,096	441,468
	Heritage Foods Ltd.	117,371	637,802
	Hester Biosciences Ltd.	7,803	140,541
	HFCL Ltd.	2,094,768	1,731,557
	HG Infra Engineering Ltd.	48,180	498,810
	Hikal Ltd.	161,317	434,119
	Himadri Speciality Chemical Ltd.	640,903	3,465,203
	Himatsingka Seide Ltd.	28,673	40,036
	Hinduja Global Solutions Ltd.	30,211	176,704
	Hindustan Copper Ltd.	654,730	2,506,328
*	Hindustan Foods Ltd.	5,171	30,653
*	Hindustan Oil Exploration Co. Ltd.	190,919	329,489
*	Hindware Home Innovation Ltd.	41,066	170,202
	Hitachi Energy India Ltd.	7,057	1,410,731
	HI-Tech Pipes Ltd.	36,674	47,265
Ω	Home First Finance Co. India Ltd.	5,635	75,853
	Honda India Power Products Ltd.	12,211	358,828
*	Hubtown Ltd.	37,801	127,419
	Huhtamaki India Ltd.	62,912	172,662
	ICICI Bank Ltd. (ICICIBC IN)	128,687	1,950,237
	ICRA Ltd.	7,574	546,071
	IDFC First Bank Ltd.	1,186,227	1,091,304
*	IFB Industries Ltd.	32,347	681,289
	IIFL Capital Services Ltd.	183,211	708,113
*	IIFL Finance Ltd.	592,303	3,566,178
*	Imagicaaworld Entertainment Ltd.	17,673	10,306
*	India Cements Ltd.	203,480	919,809
	India Glycols Ltd.	82,498	898,035
	India Nippon Electricals Ltd.	2,300	24,866
Ω	IndiaMart InterMesh Ltd.	4,196	116,273

		Shares	Value»
INDIA — (Continued)
Ω	Indian Energy Exchange Ltd.	648,442	$1,016,721
	Indian Metals & Ferro Alloys Ltd.	2,364	31,967
	Indigo Paints Ltd.	2,852	32,235
	Indo Count Industries Ltd.	183,077	587,166
*	Indo Tech Transformers Ltd.	534	10,162
	Indoco Remedies Ltd.	113,141	357,338
	Indraprastha Gas Ltd.	1,060,760	2,528,685
*	Infibeam Avenues Ltd.	3,603,542	725,358
	Ingersoll Rand India Ltd.	22,602	969,281
*	Innova Captab Ltd.	387	3,606
	INOX India Ltd.	1,832	24,500
*	Inox Wind Ltd.	141,213	246,073
*	Insecticides India Ltd.	5,021	40,960
	Intellect Design Arena Ltd.	208,310	2,644,614
	IOL Chemicals & Pharmaceuticals Ltd.	235,470	244,913
	ION Exchange India Ltd.	18,418	82,987
	Ipca Laboratories Ltd.	355,021	5,077,891
	IRB Infrastructure Developers Ltd.	570,715	288,491
Ω	IRCON International Ltd.	843,731	1,609,680
	ISGEC Heavy Engineering Ltd.	48,631	479,574
	J Kumar Infraprojects Ltd.	94,348	702,832
	Jagran Prakashan Ltd.	9,409	7,686
*	Jai Balaji Industries Ltd.	14,486	15,390
	Jai Corp. Ltd.	79,802	148,248
*	Jaiprakash Power Ventures Ltd.	9,172,137	1,862,090
	Jammu & Kashmir Bank Ltd.	877,546	1,048,455
	Jamna Auto Industries Ltd.	584,889	623,310
	Jash Engineering Ltd.	1,312	7,164
	JB Chemicals & Pharmaceuticals Ltd.	262,387	4,957,075
	JBM Auto Ltd.	127,544	953,046
	Jindal Drilling & Industries Ltd.	3,541	22,882
	Jindal Poly Films Ltd.	54,125	345,946

1026

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jindal Saw Ltd.	1,093,256	$2,161,202
	Jindal Stainless Ltd.	501,108	4,253,881
	JK Cement Ltd.	100,119	7,023,666
	JK Lakshmi Cement Ltd.	173,591	1,701,728
	JK Paper Ltd.	225,536	1,013,815
	JK Tyre & Industries Ltd.	318,098	1,543,874
	JM Financial Ltd.	1,282,474	2,364,991
	JTEKT India Ltd.	176,906	310,706
	Jubilant Foodworks Ltd.	678,421	4,582,654
	Jubilant Ingrevia Ltd.	413,662	3,213,098
	Jubilant Pharmova Ltd.	237,531	2,915,210
	Jupiter Wagons Ltd.	20,307	73,491
*	Just Dial Ltd.	52,876	459,907
	Jyothy Labs Ltd.	475,110	1,685,063
	Kajaria Ceramics Ltd.	283,766	3,838,914
	Kalpataru Projects International Ltd.	277,203	3,919,155
	Kalyani Steels Ltd.	73,704	719,557
	Kansai Nerolac Paints Ltd.	174,538	489,630
	Karnataka Bank Ltd.	716,085	1,447,322
	Karur Vysya Bank Ltd.	1,700,664	4,665,705
	Kaveri Seed Co. Ltd.	69,408	814,646
	KCP Ltd.	138,614	318,509
	KDDL Ltd.	1,486	41,886
	KEC International Ltd.	324,440	2,985,514
	KEI Industries Ltd.	81,334	3,686,898
*	Kellton Tech Solutions Ltd.	43,330	10,705
	Kennametal India Ltd.	10,951	257,214
	Kewal Kiran Clothing Ltd.	25,556	148,802
	Keystone Realtors Ltd.	2,383	15,302
	Kfin Technologies Ltd.	12,712	157,091
	Kirloskar Brothers Ltd.	62,533	1,322,169
	Kirloskar Ferrous Industries Ltd.	87,132	504,103
	Kirloskar Industries Ltd.	264	11,269
	Kirloskar Oil Engines Ltd.	224,138	2,522,351
	Kirloskar Pneumatic Co. Ltd.	3,688	46,491
	Kitex Garments Ltd.	22,541	52,971
	KNR Constructions Ltd.	385,133	787,491

		Shares	Value»
INDIA — (Continued)
*	Kolte-Patil Developers Ltd.	59,333	$286,337
	KPIT Technologies Ltd.	110,248	1,449,562
	KPR Mill Ltd.	385,837	4,644,274
	KRBL Ltd.	147,046	618,489
*Ω	Krishna Institute of Medical Sciences Ltd.	276,690	2,245,774
	Krsnaa Diagnostics Ltd.	12,943	113,166
	KSB Ltd.	233,155	2,082,526
	L&T Finance Ltd.	799,887	2,436,752
	LA Opala RG Ltd.	64,084	165,644
	Landmark Cars Ltd.	4,134	29,619
Ω	Laurus Labs Ltd.	780,770	8,397,607
	Laxmi Organic Industries Ltd.	7,409	16,287
*Ω	Lemon Tree Hotels Ltd.	626,352	1,163,445
	LG Balakrishnan & Bros Ltd.	51,169	818,258
	LIC Housing Finance Ltd.	605,311	3,901,307
	Linde India Ltd.	16,790	1,136,136
	Lloyds Engineering Works Ltd.	172,201	107,964
	LMW Ltd.	12,051	2,134,649
	LT Foods Ltd.	489,233	2,316,310
	Lumax Auto Technologies Ltd.	70,535	897,512
	Lumax Industries Ltd.	3,899	218,592
	LUX Industries Ltd.	15,200	218,911
	Madhya Bharat Agro Products Ltd.	9,367	43,001
	Magellanic Cloud Ltd.	117,990	80,440
	Mahanagar Gas Ltd.	153,748	2,203,663
	Maharashtra Scooters Ltd.	3,724	633,089
	Maharashtra Seamless Ltd.	190,203	1,218,256
	Mahindra & Mahindra Financial Services Ltd.	1,412,703	5,019,388
*	Mahindra Holidays & Resorts India Ltd.	232,632	861,859
	Mahindra Lifespace Developers Ltd.	403,177	1,754,158
	Maithan Alloys Ltd.	14,578	181,528
*	Man Industries India Ltd.	5,439	25,265
	Man Infraconstruction Ltd.	287,717	480,694

1027

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Manappuram Finance Ltd.	1,740,298	$5,306,591
	Mangalam Cement Ltd.	22,675	198,671
*	Mangalore Refinery & Petrochemicals Ltd.	418,494	781,152
	Manorama Industries Ltd.	3,302	51,535
	Marksans Pharma Ltd.	647,499	1,334,407
Ω	MAS Financial Services Ltd.	126,392	434,126
	Mastek Ltd.	40,922	985,484
*	Max Estates Ltd.	37,603	198,500
*	Max Financial Services Ltd.	11,941	207,750
	Mayur Uniquoters Ltd.	49,436	299,975
Ω	Medi Assist Healthcare Services Ltd.	6,179	39,317
*	Medplus Health Services Ltd.	17,622	151,100
*	Meghmani Organics Ltd.	217,839	197,987
	Metro Brands Ltd.	749	9,536
*Ω	Metropolis Healthcare Ltd.	54,601	1,216,146
	Minda Corp. Ltd.	188,825	1,198,715
Ω	Mishra Dhatu Nigam Ltd.	119,834	518,110
	MM Forgings Ltd.	13,459	46,963
	MOIL Ltd.	185,346	763,402
	Monte Carlo Fashions Ltd.	21,677	170,889
	Morepen Laboratories Ltd.	1,033,156	553,817
	Motherson Sumi Wiring India Ltd.	6,540,150	3,468,100
	Motilal Oswal Financial Services Ltd.	367,277	4,037,856
	MPS Ltd.	1,387	33,860
	Mrs Bectors Food Specialities Ltd.	59,627	896,896
	MSTC Ltd.	94,763	576,312
	Narayana Hrudayalaya Ltd.	208,995	4,126,880
	Natco Pharma Ltd.	286,689	2,645,337
	National Aluminium Co. Ltd.	1,973,316	5,195,153
	National Fertilizers Ltd.	169,354	178,452
	Nava Ltd.	226,977	1,581,614

		Shares	Value»
INDIA — (Continued)
	Navneet Education Ltd.	303,914	$551,935
*	Nazara Technologies Ltd.	19,144	57,299
	NCC Ltd.	1,200,069	2,876,762
	NCL Industries Ltd.	16,947	37,646
	NELCO Ltd.	26,439	258,158
	Neogen Chemicals Ltd.	9,001	145,959
	NESCO Ltd.	76,896	1,188,343
	Netweb Technologies India Ltd.	6,534	296,493
*	Network18 Media & Investments Ltd.	395,050	212,996
	Neuland Laboratories Ltd.	18,322	3,413,046
	Newgen Software Technologies Ltd.	136,406	1,490,986
	NIIT Learning Systems Ltd.	284,726	1,051,261
	NIIT Ltd.	285,432	335,106
	Nilkamal Ltd.	20,926	355,800
Ω	Nippon Life India Asset Management Ltd.	216,583	2,133,175
	NLC India Ltd.	547,232	1,610,411
	NOCIL Ltd.	301,922	628,519
	Novartis India Ltd.	790	7,701
	NRB Bearings Ltd.	156,167	481,493
	Nucleus Software Exports Ltd.	27,708	314,119
	Nuvama Wealth Management Ltd.	15,204	1,218,846
*	Onesource Specialty Pharma Ltd.	38,105	793,686
	Oracle Financial Services Software Ltd.	439	42,123
	Orient Cement Ltd.	247,251	596,478
	Orient Electric Ltd.	270,512	648,295
*	Orient Green Power Co. Ltd.	182,448	28,798
	Oriental Hotels Ltd.	130,729	181,172
	Page Industries Ltd.	261	120,044
	Paisalo Digital Ltd.	887,687	378,702
	Panama Petrochem Ltd.	50,945	153,090
Ω	Parag Milk Foods Ltd., Class F	140,518	491,905
*	Patel Engineering Ltd.	637,171	267,746
*	PC Jeweller Ltd.	3,986,540	522,496
	PCBL Chemical Ltd.	52,058	212,092

1028

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Pearl Global Industries Ltd.	1,125	$16,608
*	Pennar Industries Ltd.	4,710	13,862
	Petronet LNG Ltd.	1,160,024	3,672,512
	PG Electroplast Ltd.	6,020	38,693
	Phoenix Mills Ltd.	547,808	10,428,837
*	Piramal Finance Ltd.	294,524	3,729,855
	Piramal Pharma Ltd.	1,199,509	2,710,783
Ω	PNB Housing Finance Ltd.	346,684	3,626,250
	PNC Infratech Ltd.	280,433	885,485
	Poly Medicure Ltd.	12,396	279,194
	Polyplex Corp. Ltd.	53,588	576,297
	Pondy Oxides & Chemicals Ltd.	2,240	34,722
*	Poonawalla Fincorp Ltd.	421,443	2,285,189
	Power Mech Projects Ltd.	31,344	878,816
	Praj Industries Ltd.	329,877	1,251,042
	Prakash Industries Ltd.	291,132	537,539
Ω	Prataap Snacks Ltd.	8,396	103,664
	Precision Wires India Ltd.	5,853	14,835
	Prestige Estates Projects Ltd.	184,217	3,633,136
*	Pricol Ltd.	140,462	836,300
*	Prism Johnson Ltd.	417,838	713,988
	Privi Speciality Chemicals Ltd.	5,871	192,137
	Procter & Gamble Health Ltd.	28,843	1,998,899
*	PTC India Financial Services Ltd.	487,922	199,854
	PTC India Ltd.	659,382	1,247,464
*	Puravankara Ltd.	12,837	38,582
*	PVR Inox Ltd.	18,334	248,137
Ω	Quess Corp. Ltd.	58,991	159,253
	R Systems International Ltd.	5,753	27,731
	Radico Khaitan Ltd.	11,102	391,789
	Railtel Corp. of India Ltd.	62,758	259,776
	Rain Industries Ltd.	473,275	711,052
*	Rajesh Exports Ltd.	5,411	11,050
	Rallis India Ltd.	276,838	804,788
	Ram Ratna Wires Ltd.	525	3,664
	Ramco Cements Ltd.	282,898	3,304,098
	Ramco Industries Ltd.	84,907	336,663
*	Ramco Systems Ltd.	7,706	54,191
	Ramkrishna Forgings Ltd.	194,449	1,186,888

		Shares	Value»
INDIA — (Continued)
*	Ramky Infrastructure Ltd.	8,084	$57,664
	Rane Holdings Ltd.	10,752	186,624
	Rashtriya Chemicals & Fertilizers Ltd.	485,909	815,076
*	Rategain Travel Technologies Ltd.	10,623	76,241
	Ratnamani Metals & Tubes Ltd.	90,764	2,467,605
*	RattanIndia Enterprises Ltd.	71,110	41,612
*	RattanIndia Power Ltd.	3,444,681	423,747
*	Raymond Lifestyle Ltd.	94,348	1,255,347
*	Raymond Ltd.	117,935	764,584
*	Raymond Realty Ltd.	117,935	820,459
Ω	RBL Bank Ltd.	241,487	886,538
	REC Ltd.	23,861	100,773
	Redington Ltd.	1,877,512	5,375,520
	Redtape Ltd.	256,716	393,241
	Relaxo Footwears Ltd.	100,521	494,167
	Reliance Industrial Infrastructure Ltd.	22,036	221,943
*	Reliance Infrastructure Ltd.	568,950	1,376,155
*	Reliance Power Ltd.	7,901,815	4,106,394
*	Religare Enterprises Ltd.	32,932	97,966
	Repco Home Finance Ltd.	104,634	492,411
*	Restaurant Brands Asia Ltd.	56,753	42,808
	Rhi Magnesita India Ltd.	2,999	16,212
	Rico Auto Industries Ltd.	241,078	225,997
	RITES Ltd.	278,715	768,930
	Rossari Biotech Ltd.	18,011	129,754
*	RPSG Ventures Ltd.	962	8,906
	Safari Industries India Ltd.	39,729	949,316
*	Sagar Cements Ltd.	61,724	156,098
	Saksoft Ltd.	3,052	6,715
*	Sammaan Capital Ltd.	140,241	296,776
	Sandhar Technologies Ltd.	11,788	67,841
	Sanghvi Movers Ltd.	75,230	335,474
	Sanofi Consumer Healthcare India Ltd.	663	36,504
	Sanofi India Ltd.	28,063	1,513,940

1029

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Sansera Engineering Ltd.	6,469	$109,510
*	Sapphire Foods India Ltd.	106,376	343,905
	Sarda Energy & Minerals Ltd.	223,926	1,334,575
	Saregama India Ltd.	44,108	224,853
	Sasken Technologies Ltd.	15,674	242,486
*	Satin Creditcare Network Ltd.	56,678	100,008
	Savita Oil Technologies Ltd.	44,897	200,418
*	SBFC Finance Ltd.	102,800	132,585
	Schaeffler India Ltd.	2,890	131,202
*	Schneider Electric Infrastructure Ltd.	184,071	1,730,395
*	SEAMEC Ltd.	1,657	16,707
	Senco Gold Ltd.	5,182	18,957
*	SEPC Ltd.	696,869	80,890
*	Sequent Scientific Ltd.	40,907	99,029
	Seshasayee Paper & Boards Ltd.	74,280	213,711
Ω	SH Kelkar & Co. Ltd..	112,725	280,072
	Shaily Engineering Plastics Ltd.	3,288	83,934
	Shakti Pumps India Ltd.	34,950	322,609
	Shankara Buildpro Ltd.	21,255	176,105
	Shanthi Gears Ltd.	29,927	165,376
	Sharda Cropchem Ltd.	67,329	655,902
	Sharda Motor Industries Ltd.	18,570	216,807
*	Sheela Foam Ltd.	2,830	22,171
	Shilpa Medicare Ltd.	227,758	902,218
	Shipping Corp. of India Land & Assets Ltd.	371,784	213,516
	Shipping Corp. of India Ltd.	451,179	1,316,206
	Shivalik Bimetal Controls Ltd.	6,862	37,845
*	Shoppers Stop Ltd.	105,248	606,690
	Shriram Pistons & Rings Ltd.	5,961	175,379
*	Shriram Properties Ltd.	44,886	47,780
*	SIS Ltd.	64,401	242,075
	Siyaram Silk Mills Ltd.	26,830	227,828
	SJS Enterprises Ltd.	7,388	133,984

		Shares	Value»
INDIA — (Continued)
	SKF India Industrial Ltd.	76,229	$2,325,737
	SKF India Ltd.	76,229	1,823,192
	Skipper Ltd.	19,548	114,901
	SML Mahindra Ltd.	614	21,070
*	Snowman Logistics Ltd.	17,529	10,084
	Sobha Ltd.	113,651	2,072,230
	Solar Industries India Ltd.	547	85,692
*	Solara Active Pharma Sciences Ltd.	22,354	151,684
	Somany Ceramics Ltd.	12,126	62,262
Ω	Sona Blw Precision Forgings Ltd.	35,759	190,644
	Sonata Software Ltd.	493,926	2,063,980
	South Indian Bank Ltd.	5,425,753	2,248,450
	SP Apparels Ltd.	4,719	39,387
*	Spandana Sphoorty Financial Ltd.	3,126	4,476
	Star Cement Ltd.	226,872	653,847
*	Star Health & Allied Insurance Co. Ltd.	24,843	138,616
	Steelcast Ltd.	10,471	26,415
*	Sterlite Technologies Ltd.	539,079	712,747
*	STL Networks Ltd.	539,079	158,922
	Stove Kraft Ltd.	907	7,963
	Strides Pharma Science Ltd.	158,565	1,662,134
*	Stylam Industries Ltd.	10,286	236,279
	Styrenix Performance Materials Ltd.	3,705	98,612
	Subros Ltd.	75,571	921,335
	Sudarshan Chemical Industries Ltd.	100,071	1,293,537
	Sumitomo Chemical India Ltd.	171,787	971,015
	Sun TV Network Ltd.	252,093	1,593,175
	Sundaram Finance Ltd.	109,402	5,612,365
	Sundram Fasteners Ltd.	313,352	3,338,889
*	Sundrop Brands Ltd.	32,513	288,687
	Sunflag Iron & Steel Co. Ltd.	74,248	223,870
	Sunteck Realty Ltd.	131,835	655,726
	Suprajit Engineering Ltd.	225,030	1,130,418
	Supreme Industries Ltd.	39,021	1,669,989

1030

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Supreme Petrochem Ltd.	295,350	$2,496,618
	Supriya Lifescience Ltd.	6,655	58,220
	Surya Roshni Ltd.	204,204	675,485
	Swan Corp. Ltd.	26,550	140,849
	Swaraj Engines Ltd.	19,779	889,693
	Symphony Ltd.	1,113	11,714
Ω	Syngene International Ltd.	385,900	2,834,109
	TAJGVK Hotels & Resorts Ltd.	8,263	39,146
	Talbros Automotive Components Ltd.	7,745	25,483
	Tamil Nadu Newsprint & Papers Ltd.	45,611	80,124
	Tamilnad Mercantile Bank Ltd.	9,853	54,774
	Tanla Platforms Ltd.	104,823	721,807
*	TARC Ltd.	153,004	269,903
	Tata Chemicals Ltd.	359,995	3,615,069
	Tata Consumer Products Ltd.	18,707	244,993
	Tata Elxsi Ltd.	2,015	123,718
	TCI Express Ltd.	55,854	427,651
	TD Power Systems Ltd.	162,475	1,384,765
*	TeamLease Services Ltd.	2,962	56,017
	Techno Electric & Engineering Co. Ltd.	186,669	2,794,594
	Tega Industries Ltd.	4,511	98,465
	Texmaco Rail & Engineering Ltd.	584,579	899,255
	Thirumalai Chemicals Ltd.	138,878	442,465
	Thomas Cook India Ltd.	348,484	628,450
Ω	Thyrocare Technologies Ltd.	48,504	752,677
	Tilaknagar Industries Ltd.	216,288	1,283,173
	Time Technoplast Ltd.	780,386	1,897,291
	Timken India Ltd.	81,973	2,930,076
	Tips Music Ltd.	13,290	78,792
	Titagarh Rail System Ltd.	163,671	1,631,764
	Torrent Power Ltd.	194,280	2,880,742
	Tourism Finance Corp. of India Ltd.	693,920	546,197
	Transformers & Rectifiers India Ltd.	8,248	41,312

		Shares	Value»
INDIA — (Continued)
*	TransIndia Real Estate Ltd.	6,734	$2,192
	Transport Corp. of India Ltd.	96,643	1,303,541
	Trident Ltd.	4,096,218	1,318,835
	Triveni Engineering & Industries Ltd.	253,714	1,022,328
	Triveni Turbine Ltd.	387,061	2,325,414
	TTK Prestige Ltd.	141,160	1,070,747
	Tube Investments of India Ltd.	80,258	2,729,288
	TVS Holdings Ltd.	12,192	2,081,511
	TVS Srichakra Ltd.	7,720	359,748
*	TVS Supply Chain Solutions Ltd.	8,682	12,592
	Uflex Ltd.	108,416	660,612
*	Ugro Capital Ltd.	105,257	216,659
*Ω	Ujjivan Small Finance Bank Ltd.	3,938,057	2,302,597
*	Unichem Laboratories Ltd.	96,528	514,308
	UNO Minda Ltd.	171,664	2,383,527
	Usha Martin Ltd.	399,004	2,074,569
	UTI Asset Management Co. Ltd.	91,049	1,280,465
	VA Tech Wabag Ltd.	109,564	1,740,310
	Vadilal Industries Ltd.	270	16,115
	Vaibhav Global Ltd.	225,817	680,312
*	Valor Estate Ltd.	179,173	300,110
	Vardhman Textiles Ltd.	450,962	2,228,985
Ω	Varroc Engineering Ltd.	104,357	720,072
	Vedant Fashions Ltd.	27,900	202,573
	Veedol Corp. Ltd.	17,302	344,609
	Venky’s India Ltd.	15,400	262,144
Ω	Venus Pipes & Tubes Ltd.	729	10,531
	Vesuvius India Ltd.	183,230	1,017,088
	V-Guard Industries Ltd.	543,229	2,217,732
	Vijaya Diagnostic Centre Ltd.	11,793	131,393
	Vimta Labs Ltd.	35,296	287,045
	Vinati Organics Ltd.	91,094	1,694,318
	Vindhya Telelinks Ltd.	13,559	207,466
*	VL E-Governance & IT Solutions Ltd.	55,160	14,889
	Voltamp Transformers Ltd.	13,143	1,099,973
	Voltas Ltd.	14,816	230,173
	VRL Logistics Ltd.	199,560	628,532
	VST Industries Ltd.	187,500	550,630

1031

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	VST Tillers Tractors Ltd.	13,066	$882,631
*	Walchandnagar Industries Ltd.	3,493	7,008
*	Websol Energy System Ltd.	9,038	124,932
	Welspun Corp. Ltd.	393,665	4,271,851
	Welspun Enterprises Ltd.	232,271	1,465,676
	Welspun Living Ltd.	1,125,113	1,636,549
	West Coast Paper Mills Ltd.	100,504	513,848
	Westlife Foodworld Ltd.	150,310	1,010,990
	Whirlpool of India Ltd.	36,837	575,568
*	Wockhardt Ltd.	165,786	2,387,671
	Wonderla Holidays Ltd.	34,714	223,153
	Yasho Industries Ltd.	332	5,966
	Zensar Technologies Ltd.	344,704	3,087,995
	Zydus Wellness Ltd.	146,530	788,135

TOTAL INDIA			779,080,292

INDONESIA — (1.4%)
	ABM Investama Tbk. PT	595,600	105,966
	Adi Sarana Armada Tbk. PT	1,645,000	105,253
	AKR Corporindo Tbk. PT	15,011,200	1,101,863
*	Alam Sutera Realty Tbk. PT	8,340,900	81,177
	Aneka Tambang Tbk. PT	4,168,100	775,298
*††	Armidian Karyatama Tbk. PT	844,800	0
	Arwana Citramulia Tbk. PT	7,500,300	247,817
	Aspirasi Hidup Indonesia Tbk. PT	2,640,200	70,446
	Astra Agro Lestari Tbk. PT	187,200	87,831
	Astra Otoparts Tbk. PT	2,355,600	361,321
	Avia Avian Tbk. PT	8,437,100	209,796
*††	Bakrie Telecom Tbk. PT	49,756,298	0
*	Bank Aladin Syariah Tbk. PT	2,355,800	133,099
	Bank BTPN Syariah Tbk. PT	1,660,900	136,706

		Shares	Value»
INDONESIA — (Continued)
*	Bank Ganesha Tbk. PT	12,836,200	$87,230
*	Bank Ina Perdana PT	3,565,300	961,165
*	Bank Jago Tbk. PT	1,476,700	193,999
*	Bank Mayapada International Tbk. PT	1,718,100	25,006
	Bank Maybank Indonesia Tbk. PT	1,517,400	18,793
*	Bank Neo Commerce Tbk. PT	8,640,800	201,707
	Bank OCBC Nisp Tbk. PT	6,517,100	538,506
	Bank Pan Indonesia Tbk. PT	11,783,200	730,636
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	5,052,912	244,594
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	6,590,400	215,954
	Bank Tabungan Negara Persero Tbk. PT	7,872,125	578,851
	BFI Finance Indonesia Tbk. PT	10,392,800	502,534
	BISI International Tbk. PT	1,503,000	80,394
	Blue Bird Tbk. PT	749,200	79,745
*	Buana Lintas Lautan Tbk. PT	14,502,300	189,735
*	Bukalapak.com Tbk. PT	45,243,600	457,067
	Bukit Asam Tbk. PT	9,041,900	1,304,068
*	Buma Internasional Grup Tbk. PT	13,195,400	271,028
*	Bumi Resources Minerals Tbk. PT	14,451,800	798,421
*	Bumi Serpong Damai Tbk. PT	8,389,700	493,240
*	Capital Financial Indonesia Tbk. PT	5,320,900	350,295
*	Cemindo Gemilang PT	4,341,500	201,007
Ω	Cikarang Listrindo Tbk. PT	4,220,900	178,914
	Ciputra Development Tbk. PT	28,002,520	1,487,540
	Cisarua Mountain Dairy Tbk. PT	194,200	66,246

1032

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Citra Marga Nusaphala Persada Tbk. PT	13,896,403	$1,084,866
*	City Retail Developments Tbk. PT	12,056,400	201,722
*	Darma Henwa Tbk. PT	12,726,000	255,095
	Dharma Satya Nusantara Tbk. PT	5,886,600	667,924
*	Eagle High Plantations Tbk. PT.	4,255,600	38,855
	Elang Mahkota Teknologi Tbk. PT	11,907,200	846,347
	Elnusa Tbk. PT	7,160,900	219,790
*	Energi Mega Persada Tbk. PT	12,486,100	619,552
	Erajaya Swasembada Tbk. PT	23,884,400	608,505
	ESSA Industries Indonesia Tbk. PT	16,908,600	624,948
	Gajah Tunggal Tbk. PT	3,960,900	247,741
	Garudafood Putra Putri Jaya Tbk. PT	12,792,600	276,763
	Gudang Garam Tbk. PT	221,800	230,802
*	Harum Energy Tbk. PT	5,295,600	372,190
	Hexindo Adiperkasa Tbk. PT	241,400	67,499
*	Impack Pratama Industri Tbk. PT	11,041,600	1,565,189
	Indah Kiat Pulp & Paper Tbk. PT	2,373,700	1,061,600
	Indika Energy Tbk. PT	5,449,000	683,998
	Indo Tambangraya Megah Tbk. PT	576,200	813,713
	Indocement Tunggal Prakarsa Tbk. PT	696,600	261,492
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	11,088,500	87,412
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	21,385,746	719,850
*††	Inti Agri Resources Tbk. PT	92,782,800	0
	Japfa Comfeed Indonesia Tbk. PT	12,888,400	1,942,512

		Shares	Value»
INDONESIA — (Continued)
	Jasa Marga Persero Tbk. PT	3,708,100	$795,814
	Jaya Real Property Tbk. PT	10,463,000	540,492
	Kawasan Industri Jababeka Tbk. PT	72,814,457	835,492
*	Krakatau Steel Persero Tbk. PT	682,200	13,682
*	Lippo Karawaci Tbk. PT	4,930,700	26,380
	Map Aktif Adiperkasa PT	11,221,900	471,212
*	MD Entertainment Tbk. PT	3,100,510	1,057,574
	Medco Energi Internasional Tbk. PT	17,296,406	1,384,084
*	Media Nusantara Citra Tbk. PT	9,058,900	145,932
	Medikaloka Hermina Tbk. PT	13,636,800	1,231,291
	Mega Manunggal Property Tbk. PT	235,100	7,845
*	Merdeka Battery Materials Tbk. PT	2,693,400	101,769
*	Metro Healthcare Indonesia Tbk. PT	3,892,600	75,331
	Metrodata Electronics Tbk. PT	15,657,100	573,969
	Metropolitan Kentjana Tbk. PT	100,200	143,041
	Mitra Adiperkasa Tbk. PT	25,360,200	1,964,382
	Mitra Keluarga Karyasehat Tbk. PT	2,441,100	378,799
	Mitra Pinasthika Mustika Tbk. PT	3,883,000	226,423
*	MNC Digital Entertainment Tbk. PT	5,496,700	166,878
*	MNC Tourism Indonesia Tbk. PT	53,765,700	471,492
	Nippon Indosari Corpindo Tbk. PT	72,489	3,487
Ω	Nusantara Sejahtera Raya Tbk. PT	7,027,000	50,338
	Pabrik Kertas Tjiwi Kimia Tbk. PT	2,865,500	1,199,849
*	Pacific Strategic Financial Tbk. PT	7,682,100	519,678
	Pakuwon Jati Tbk. PT	29,198,500	645,239
	Pam Mineral Tbk. PT	322,400	19,189

1033

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Panin Financial Tbk. PT	49,629,800	$715,531
*	Paninvest Tbk. PT	2,190,800	106,049
	Perusahaan Gas Negara Tbk. PT	22,581,600	2,361,049
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	5,475,500	462,193
*††	Pool Advista Indonesia Tbk. PT	10,473,500	5,904
*	PP Persero Tbk. PT	1,088,400	24,972
	Puradelta Lestari Tbk. PT	7,585,600	60,604
*††	Rimo International Lestari Tbk. PT	211,251,900	0
	Rukun Raharja Tbk. PT	650,300	158,363
	Salim Ivomas Pratama Tbk. PT	5,132,700	192,579
	Sampoerna Agro Tbk. PT	1,315,600	397,380
	Samudera Indonesia Tbk. PT	6,416,000	121,942
*	Sarana Meditama Metropolitan Tbk. PT	951,700	17,411
	Sarana Menara Nusantara Tbk. PT	12,033,600	393,838
	Sariguna Primatirta Tbk. PT	11,881,800	385,432
	Sawit Sumbermas Sarana Tbk. PT	6,149,000	595,106
*††	Sekawan Intipratama Tbk. PT	9,367,900	0
	Selamat Sempurna Tbk. PT	13,041,700	1,505,400
	Semen Indonesia Persero Tbk. PT	2,298,400	380,779
*	Siloam International Hospitals Tbk. PT	242,900	31,677
*††	Sri Rejeki Isman Tbk. PT	35,353,931	0
	Summarecon Agung Tbk. PT	7,857,146	184,904
	Surya Citra Media Tbk. PT	25,537,500	517,880
	Surya Semesta Internusa Tbk. PT	9,721,800	910,786
*††	Suryainti Permata Tbk. PT	7,252,000	0
	TBS Energi Utama Tbk. PT	1,580,900	76,418

		Shares	Value»
INDONESIA — (Continued)
	Temas Tbk. PT	8,099,600	$63,275
	Tempo Scan Pacific Tbk. PT	1,036,600	177,625
	Timah Tbk. PT	8,208,514	1,316,999
*††	Trada Alam Minera Tbk. PT	180,020,800	0
	Transcoal Pacific Tbk. PT	1,729,300	816,100
	Trias Sentosa Tbk. PT	32,818,400	941,918
*	Trimegah Sekuritas Indonesia Tbk. PT	1,698,100	53,583
	Triputra Agro Persada PT	9,220,900	1,042,959
	Tunas Baru Lampung Tbk. PT	5,040,328	225,711
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	11,353,900	1,024,255
	Unggul Indah Cahaya Tbk. PT	48,239	25,804
	Vale Indonesia Tbk. PT	543,200	154,992
*††	Waskita Karya Persero Tbk. PT	30,184,766	68,755
*††	Wijaya Karya Persero Tbk. PT	3,114,900	14,329
*	Wir Asia Tbk. PT	7,205,800	46,482
	XLSMART Telecom Sejahtera Tbk. PT	9,293,779	1,458,062

TOTAL INDONESIA			57,258,321

KUWAIT — (0.8%)
	A’ayan Leasing & Investment Co. KSCP	1,325,292	917,301
	A’ayan Real Estate Co. SAK	266,314	128,552
	Agility Public Warehousing Co. KSC	922,002	452,819
	Al Arabiya Real Estate Co. KSC	139,482	124,449
	Al-Eid Food KSC	235,106	165,551
	Ali Alghanim Sons Automotive Co. KSCC	246,036	863,592
*	Alimtiaz Investment Group KSC	2,255,527	532,128
*††	Arabi Group Holding KSC	502,886	473,786
	Arkan Al-Kuwait Real Estate Co. KSC	23,446	26,663

1034

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Arzan Financial Group for Financing & Investment KPSC	1,556,227	$1,998,043
*	Asiya Capital Investments Co. KSCP	1,274,953	240,680
	Beyout Holding Co. KPSC	19,525	28,074
	Boubyan Petrochemicals Co. KSCP	550,377	1,101,255
	Boursa Kuwait Securities Co. KPSC	214,044	2,804,909
*	Coast Investment & Development Co. KSCP	93,132	24,485
	Combined Group Contracting Co. SAK	202,267	695,005
	Commercial Facilities Co. SAKP	28,413	24,529
	Commercial Real Estate Co. KSC	3,218,090	2,231,943
*	First Investment Co. KSCP	177,773	91,075
	Gulf Cables & Electrical Industries Group Co. KSCP	159,607	1,168,358
	Heavy Engineering & Ship Building Co. KSCP	152,527	470,302
	Humansoft Holding Co. KSC	200,785	1,619,645
*	IFA Hotels & Resorts-KPSC	50,218	214,017
	Injazzat Real Estate Development Co. KSCP	20,071	12,752
	Integrated Holding Co. KCSC	338,285	596,114
	Jazeera Airways Co. KSCP	72,375	346,234
	Kuwait Business Town Real Estate Co. KSCP	96,989	33,785
	Kuwait Cement Co. KSC	94,916	109,831
	Kuwait Financial Centre SAK	179,517	103,793
	Kuwait Insurance Co. SAK	18,311	34,354

		Shares	Value»
KUWAIT — (Continued)
	Kuwait International Bank KSCP	2,037,307	$1,776,259
	Kuwait Investment Co. SAK	428,575	350,942
*	Kuwait Real Estate Co. KSC	2,573,010	3,560,551
	Kuwait Telecommunications Co	124,889	241,746
*	Manazel Holding Co. KSC	238,291	49,973
	Mezzan Holding Co. KSCC	239,144	929,528
*	Munshaat Real Estate Projects Co. KSCP	96,326	71,499
*	National Consumer Holding Co. SAK	291,415	110,969
	National Industries Group Holding SAK	2,629,725	2,494,334
	National Investments Co. KSCP	1,082,323	1,198,042
	Oula Fuel Marketing Co.	54,910	54,502
*	Privatization Holding Co. KSCP	910,033	253,878
*	Rasiyat Holding Co.	39,627	49,948
	Salhia Real Estate Co. KSCP	858,834	1,173,001
*	Securities House KSC	634,514	188,811
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	768,205	423,113
	Specialities Group Holding Co. KSCC	114,737	66,153
	Tijara & Real Estate Investment Co. KSCP	109,338	35,557
*	Warba Bank KSCP	2,403,307	2,271,135

TOTAL KUWAIT			32,933,965

MALAYSIA — (1.3%)
	7-Eleven Malaysia Holdings Bhd., Class B	2,072,285	989,782
#	Able Global Bhd	59,300	23,628
#	Aeon Co. M Bhd	1,045,200	314,282
#	AEON Credit Service M Bhd	624,000	783,847
#*	AFFIN Bank Bhd	513,183	280,654
	Ajinomoto Malaysia Bhd	43,900	140,583

1035

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Alliance Bank Malaysia Bhd	1,481,011	$1,554,126
	Allianz Malaysia Bhd	134,100	575,025
#	AME Elite Consortium Bhd	201,100	74,362
	Ancom Nylex Bhd	1,266,198	280,961
	Aurelius Technologies Bhd	251,400	59,918
#	Bank Islam Malaysia Bhd	1,307,700	686,984
#*	Berjaya Corp. Bhd	6,025,107	416,804
#*	Berjaya Land Bhd	1,516,100	97,607
*	Bermaz Auto Bhd	803,100	128,358
	British American Tobacco Malaysia Bhd	25,200	27,686
*	Bumi Armada Bhd	876,100	69,072
#	Bursa Malaysia Bhd	595,400	1,164,566
#	Cahya Mata Sarawak Bhd	1,403,100	531,911
#	Carlsberg Brewery Malaysia Bhd	370,400	1,461,033
	CB Industrial Product Holding Bhd	550,840	166,986
	CCK Consolidated Holdings Bhd	145,100	40,511
#	CTOS Digital Bhd	1,010,700	225,588
#	D&O Green Technologies Bhd	433,000	128,766
#	Dayang Enterprise Holdings Bhd	1,331,175	473,827
	DRB-Hicom Bhd	747,200	224,658
#	Duopharma Biotech Bhd	1,029,238	307,020
	Dutch Lady Milk Industries Bhd	79,100	494,462
	DXN Holdings Bhd	95,600	11,870
	Eastern & Oriental Bhd	894,600	170,621
	Eco World Development Group Bhd	2,221,100	1,091,283
*	Econpile Holdings Bhd	686,700	50,696
	EG Industries Bhd	487,000	159,051
#*	Ekovest Bhd	2,562,050	204,818
	FAR East Holdings Bhd	258,300	255,733
	Farm Fresh Bhd	695,400	403,539
#	Formosa Prosonic Industries Bhd	56,400	19,377
#	Frontken Corp. Bhd	2,648,750	2,853,018
#	Gas Malaysia Bhd	597,600	647,209

		Shares	Value»
MALAYSIA — (Continued)
	Genetec Technology Bhd	285,200	$35,275
#	Genting Plantations Bhd	323,800	392,291
*††	Golden Plus Holding Bhd	216,000	0
*	Greatech Technology Bhd	489,000	240,782
#	Guan Chong Bhd	360,866	77,352
	Hap Seng Plantations Holdings Bhd	170,200	91,895
#	Hartalega Holdings Bhd	1,714,400	494,206
	Hextar Global Bhd	1,164,300	251,500
	Hextar Industries Bhd	495,100	41,959
	Hiap Teck Venture Bhd	2,302,700	156,435
#	Hibiscus Petroleum Bhd	1,362,519	465,208
	Hong Leong Industries Bhd	350,400	1,149,442
#	Hume Cement Industries Bhd	25,600	21,385
	Hup Seng Industries Bhd	97,200	23,905
	IGB Bhd	999,381	800,169
#	ITMAX SYSTEM Bhd	193,600	209,850
#	Jaya Tiasa Holdings Bhd	973,927	267,370
*	JCY International Bhd	278,300	28,109
	Keck Seng Malaysia Bhd	289,650	384,033
#	Kelington Group Bhd	631,700	826,469
#	Kenanga Investment Bank Bhd	346,300	70,184
	Kerjaya Prospek Group Bhd	632,890	420,898
#	Kim Loong Resources Bhd	838,580	464,341
*	Kinergy Advancement Bhd	665,700	61,168
	Kossan Rubber Industries Bhd	2,721,300	771,347
	KPJ Healthcare Bhd	510,000	345,228
#	Kretam Holdings Bhd	1,129,400	186,114
#	KSL Holdings Bhd	877,933	628,818
	Land & General Bhd	834,700	30,857
	LBS Bina Group Bhd	1,676,016	169,931
#	Leong Hup International Bhd	957,700	149,736
	Lianson Fleet Group Bhd	55,800	27,433

1036

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*Ω	Lotte Chemical Titan Holding Bhd	626,300	$82,087
#	LPI Capital Bhd	397,224	1,363,410
#	Magni-Tech Industries Bhd	561,433	285,208
	Magnum Bhd	871,263	289,245
#	Mah Sing Group Bhd	2,487,487	617,081
#	Malakoff Corp. Bhd	3,759,300	968,810
	Malayan Cement Bhd	65,700	107,624
	Malayan Flour Mills Bhd	1,438,875	202,763
#	Malaysia Smelting Corp. Bhd	567,200	186,685
	Malaysian Pacific Industries Bhd	73,600	525,547
#	Malaysian Resources Corp. Bhd	2,940,766	315,443
#	Matrix Concepts Holdings Bhd	3,731,005	1,219,998
#	MBM Resources Bhd	418,496	525,677
#	MBSB Bhd	821,190	142,044
	Mega First Corp. Bhd	1,538,100	1,361,132
#	Mi Technovation Bhd	301,700	226,936
#	MKH Bhd	589,234	150,190
	MKH Oil Palm East Kalimantan Bhd	148,215	22,462
	MN Holdings Bhd	114,300	50,867
#	MNRB Holdings Bhd	667,088	300,645
	Muhibbah Engineering M Bhd	866,825	111,630
#	Nationgate Holdings Bhd	110,700	31,059
#	NEXG Bhd	2,117,200	191,892
*	Nextgreen Global Bhd	176,000	33,210
††	Nylex Malaysia Bhd	4,205	45
#	OCK Group Bhd	178,600	18,553
	Oriental Holdings Bhd	426,300	697,265
#	OSK Holdings Bhd	5,966,482	2,022,958
	Padini Holdings Bhd	1,997,700	901,545
	Panasonic Manufacturing Malaysia Bhd	25,084	49,853
#	Pantech Group Holdings Bhd	870,819	139,214
#	Paramount Corp. Bhd	584,955	148,066
	Pecca Group Bhd	334,100	107,641
#	Perak Transit Bhd	948,749	76,876
*	Pharmaniaga Bhd	4,683,000	273,985
	PIE Industrial Bhd	100,600	74,617

		Shares	Value»
MALAYSIA — (Continued)
*	Ranhill Utilities Bhd	1,590,149	$697,393
#	RCE Capital Bhd	876,700	225,882
	RGB International Bhd	681,000	39,009
	Sam Engineering & Equipment M Bhd	412,749	479,350
#	Sarawak Oil Palms Bhd	830,255	739,278
	Scientex Bhd	1,382,872	1,119,130
#	Shangri-La Hotels Malaysia Bhd	117,700	47,198
#	Sime Darby Property Bhd	395,200	127,083
	SKP Resources Bhd	1,745,324	326,834
#*	Solarvest Holdings Bhd	312,600	226,945
	Southern Cable Group Bhd	28,600	13,955
	SP Setia Bhd. Group	3,977,400	820,227
	Sports Toto Bhd	473,376	157,040
	Sunway Construction Group Bhd	490,236	687,677
	Suria Capital Holdings Bhd	269,560	103,145
#	Syarikat Takaful Malaysia Keluarga Bhd	731,957	541,565
#	Ta Ann Holdings Bhd	494,189	495,084
	Taliworks Corp. Bhd	476,616	60,841
*	Top Glove Corp. Bhd	4,875,800	732,411
#*	Tropicana Corp. Bhd	1,651,790	460,881
#	TSH Resources Bhd	572,500	185,679
#	Uchi Technologies Bhd	887,200	656,171
#	UEM Sunrise Bhd	2,680,400	409,001
#	Unisem M Bhd	168,500	141,752
	United Malacca Bhd	389,750	543,170
	UOA Development Bhd	3,456,100	1,524,724
*	Vantris Energy Bhd	661,640	86,850
#	Velesto Energy Bhd	7,856,208	469,489
#	VS Industry Bhd	1,523,613	179,602
#	Wasco Bhd	6,100	1,260
#*	WCT Holdings Bhd	1,512,493	270,500
	Wellcall Holdings Bhd	682,000	205,175
	Zetrix Ai Bhd	734,400	147,971

TOTAL MALAYSIA			53,618,447

MEXICO — (2.7%)
	Alfa SAB de CV, Class A	195,467	148,032
	Alpek SAB de CV	146,953	74,352
	Alsea SAB de CV	1,200,172	3,321,088

1037

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Axtel SAB de CV	2,042,387	$316,607
Ω	Banco del Bajio SA	2,219,117	5,662,908
#	Becle SAB de CV	65,723	80,728
	Bolsa Mexicana de Valores SAB de CV	827,212	1,577,084
	Consorcio ARA SAB de CV	591,140	112,319
*	Controladora Alpek SAB de CV	195,467	30,301
*	Controladora AXTEL SAB de CV	858,225	41,806
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	379,357	252,789
	Corp. Actinver SAB de CV	179,820	201,322
	Corp. Inmobiliaria Vesta SAB de CV	1,538,415	4,670,270
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	953,788	2,341,025
	Corp. Moctezuma SAB de CV	696,531	3,149,264
	Corporativo Fragua SAB de CV	3	87
#*††	Empresas ICA SAB de CV	3,768,186	0
	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,462
	GCC SAB de CV	538,452	5,168,165
#	Genomma Lab Internacional SAB de CV, Class B	1,156,218	1,128,928
	Gentera SAB de CV	2,901,196	6,881,918
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	7,146,569
#	Grupo Comercial Chedraui SA de CV	1,148,768	8,343,771
	Grupo Herdez SAB de CV	1,367,911	5,154,010
*	Grupo Hotelero Santa Fe SAB de CV	568,988	114,848
	Grupo Industrial Saltillo SAB de CV	951,482	709,828
*	Grupo Nutrisa SAB de CV	1,367,911	375,506

		Shares	Value»
MEXICO — (Continued)
*	Grupo Posadas SAB de CV	69,065	$104,015
#	Grupo Rotoplas SAB de CV	258,092	186,291
*	Grupo Simec SAB de CV (SIMECB MM)	941,651	8,592,372
#	Grupo Televisa SAB (TLEVICPO MM)	547,917	286,072
*Ω	Grupo Traxion SAB de CV	338,293	249,097
*	Industrias CH SAB de CV	1,664,175	15,227,804
	KUO SAB de CV	712,836	1,968,323
#	La Comer SAB de CV	2,976,514	6,446,964
	Megacable Holdings SAB de CV	1,460,306	4,179,265
*	Minera Frisco SAB de CV, Class A1	5,070,207	2,409,771
*Ω	Nemak SAB de CV	193,853	40,381
*	Ollamani SAB	12,275	40,799
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	57,719	51,883
	Organizacion Cultiba SAB de CV	935,406	528,663
*	Organizacion Soriana SAB de CV, Class B	358,274	511,035
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	178,965	2,311,994
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	4,368	42,317
#	Qualitas Controladora SAB de CV	374,606	3,398,745
#	Regional SAB de CV	505,137	3,742,340
*††	San Luis Rassini	3,300	0
*††	Sanluis Corp. SA (SANLUISB MM)	4,642	0
*††	Sanluis Corp. SA (SANLUISC MM)	4,642	0
*	Vista Energy SAB de CV (VIST US), ADR	2,874	139,245
*	Vitro SAB de CV	239,494	74,252

TOTAL MEXICO			107,536,615

1038

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (0.7%)
	A Soriano Corp.	2,931,411	$726,678
	ACEN Corp.	2,223,000	87,501
*††	ACR Mining Corp.	48,205	0
	Alliance Global Group, Inc.	4,134,900	512,529
	Apex Mining Co., Inc.	5,852,000	926,498
	Belle Corp.	12,306,400	284,252
	Bloomberry Resorts Corp.	1,861,200	101,119
	Century Pacific Food, Inc.	2,699,500	1,606,424
	China Banking Corp.	5,481,614	4,760,788
	Converge Information & Communications Technology Solutions, Inc.	2,193,900	474,988
	Cosco Capital, Inc.	2,433,000	285,708
	D&L Industries, Inc.	3,300,300	252,905
	DigiPlus Interactive Corp.	487,600	173,045
*	DITO CME Holdings Corp.	779,000	10,856
	DMCI Holdings, Inc.	5,003,100	959,263
	East West Banking Corp.	437,200	85,270
	Filinvest Development Corp.	413,522	32,658
	Filinvest Land, Inc.	30,065,620	383,022
	Filinvest REIT Corp.	2,228,226	117,721
	First Philippine Holdings Corp.	1,527,600	1,855,957
	GT Capital Holdings, Inc.	141,010	1,307,953
	JG Summit Holdings, Inc.	655,900	266,763
	Keepers Holdings, Inc.	378,000	14,945
	LT Group, Inc.	2,935,800	729,662
	Manila Water Co., Inc.	3,376,300	1,993,098
	Megaworld Corp.	3,358,000	113,600
Ω	Monde Nissin Corp.	1,417,900	162,580
	Nickel Asia Corp.	3,492,100	217,677
	Philcomsat Holdings Corp.	316,022	574,423
	Philex Mining Corp.	1,221,300	167,835
	Philippine National Bank	767,726	672,955
*††	Philippine National Construction Corp.	173,000	0
	Philippine Savings Bank	366,697	359,632
	Philippine Seven Corp.	37,920	26,720

		Shares	Value»
PHILIPPINES — (Continued)
	Philippine Stock Exchange, Inc.	42,102	$145,249
*††	Philtown Properties, Inc.	111,562	0
*††	Phoenix Petroleum Philippines, Inc.	929,580	12,321
	Puregold Price Club, Inc.	1,554,890	1,005,264
	RFM Corp.	7,485,068	552,106
	Rizal Commercial Banking Corp.	2,651,952	1,145,140
	Robinsons Land Corp.	3,638,151	921,213
	Robinsons Retail Holdings, Inc.	151,640	89,659
	Security Bank Corp.	253,990	300,233
	Semirara Mining & Power Corp.	689,100	386,916
	Synergy Grid & Development Phils, Inc.	820,200	207,288
	Union Bank of the Philippines	1,441,403	705,752
	Universal Robina Corp.	169,390	209,945
	Vista Land & Lifescapes, Inc.	3,583,200	58,459
	Vistamalls, Inc.	543,600	11,588
	Wilcon Depot, Inc.	2,316,100	303,104

TOTAL PHILIPPINES			26,299,262

POLAND — (1.7%)
	AB SA	2,990	78,696
	Agora SA	67,512	167,653
	Alior Bank SA	37,291	1,039,119
	AmRest Holdings SE	78,368	313,953
	Apator SA	37,109	236,175
#	ASBISc Enterprises PLC	51,549	415,829
	Asseco Poland SA	75,216	4,375,067
	Asseco South Eastern Europe SA	805	14,407
	Auto Partner SA	62,499	305,064
*	Bank Millennium SA	560,969	2,348,083
#*	Bank Ochrony Srodowiska SA	64,719	210,921
#	Benefit Systems SA	2,817	2,389,460
	Boryszew SA	133,234	216,328
	Budimex SA	20,346	3,230,125
#*	CCC SA	57,277	2,344,317
#*	Celon Pharma SA	19,996	116,708
#*	Cognor Holding SA	86,852	155,279
	Cyber Folks SA	4,130	206,606
*	Cyfrowy Polsat SA	104,844	376,241

1039

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Datawalk SA	3,653	$90,148
	Develia SA	1,491,512	3,297,306
	Dom Development SA	15,579	1,037,905
*	Echo Investment SA	22,550	33,574
	Elektrotim SA	5,002	67,939
*	Enea SA	559,136	3,136,526
*	Eurocash SA	21,721	47,373
*	Fabryki Mebli Forte SA	48,823	345,006
*	Globe Trade Centre SA	324,771	321,002
*	Grupa Azoty SA	35,057	177,656
	Grupa Kety SA	52,444	13,198,753
	Grupa Pracuj SA	5,858	89,880
#	Inter Cars SA	33,276	4,972,437
#*	Jastrzebska Spolka Weglowa SA	56,010	392,411
#	KRUK SA	59,735	7,343,062
#*	Lubawa SA	30,768	82,556
*	Lubelski Wegiel Bogdanka SA	11,215	65,270
	Mirbud SA	82,029	301,811
#	Mo-BRUK SA	2,384	189,426
	Neuca SA	2,512	505,857
	Newag SA	1,122	27,605
	Orange Polska SA	93,356	227,518
	Pepco Group NV	36,338	273,699
*	PKP Cargo SA	34,072	148,081
	PlayWay SA	1,403	101,792
*	Polimex-Mostostal SA	28,040	45,042
#	Rainbow Tours SA	4,584	154,239
	Stalexport Autostrady SA	164,889	128,490
	Synektik SA	8,531	607,176
*	Tauron Polska Energia SA	2,405,636	6,512,382
	TEN Square Games SA	6,067	148,632
#	Text SA	6,638	87,400
	Torpol SA	24,822	358,027
*	VRG SA	873,743	1,050,713
#	Warsaw Stock Exchange	57,560	952,123
	Wawel SA	365	69,582
#	Wirtualna Polska Holding SA	3,593	53,942
#Ω	XTB SA	83,945	1,583,950
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	11,367

		Shares	Value»
POLAND — (Continued)
*	Zespol Elektrowni Patnow Adamow Konin SA	32,217	$195,367

TOTAL POLAND			66,973,056

QATAR — (0.7%)
	Aamal Co.	4,384,748	951,868
	Al Khaleej Takaful Group QSC	569,983	372,355
	Al Meera Consumer Goods Co. QSC	203,205	816,232
	Alijarah Holding Co. QPSC	344,478	65,319
*	Baladna	1,248,044	523,325
	Barwa Real Estate Co.	2,452,814	1,771,345
	Doha Bank QPSC	4,061,916	2,803,205
	Doha Insurance Co. QSC	249,552	172,805
*	Estithmar Holding QPSC	1,670,548	1,881,377
	Gulf International Services QSC	2,627,664	2,227,666
	Gulf Warehousing Co.	300,870	211,430
	Lesha Bank LLC	2,896,990	1,436,950
	Mannai Corp. QSC	194,052	282,805
*	Mazaya Real Estate Development QPSC	1,170,059	197,134
	Medicare Group	332,626	593,378
	Meeza QSTP LLC	78,415	73,121
	Qatar Aluminum Manufacturing Co.	4,936,711	2,104,121
	Qatar Industrial Manufacturing Co. QSC	18,666	12,378
	Qatar Insurance Co. SAQ	3,614,391	2,034,621
	Qatar Islamic Insurance Group	47,294	114,624
	Qatar National Cement Co. QSC	560,849	468,871
	Qatar Navigation QSC	1,403,437	4,286,332
	Salam International Investment Ltd. QSC	2,225,787	461,971
	United Development Co. QSC	3,162,309	818,993
	Vodafone Qatar PQSC	5,136,998	3,390,475
*	Widam Food Co.	197,452	107,700

1040

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Zad Holding Co.	48,311	$185,522

TOTAL QATAR			28,365,923

RUSSIA — (0.0%)
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	32,799	0
*††	Mechel PJSC, Sponsored ADR	123,618	0
*††	PhosAgro PJSC	779	0
*††	RusHydro PJSC (RSHYY US), ADR	952,144	0
*††	VTB Bank PJSC (VTBR LI), GDR	27,705	0

SAUDI ARABIA — (3.0%)
	Abdullah Al Othaim Markets Co.	399,740	811,601
*	Advanced Building Industries Co.	22,737	216,775
*	Advanced Petrochemical Co.	235,862	2,378,682
	Al Babtain Power & Telecommunication Co.	120,559	2,017,833
*	Al Gassim Investment Holding Co.	9,034	44,704
	Al Hammadi Holding	246,494	2,296,328
	Al Hassan Ghazi Ibrahim Shaker Co.	107,634	750,287
	Al Jouf Agricultural Development Co.	35,601	436,498
*	Al Jouf Cement Co.	9,951	18,573
*	Al Khaleej Training & Education Co.	25,351	197,748
	Al Masane Al Kobra Mining Co.	25,053	505,198
*	Al Rajhi Co. for Co-operative Insurance	21,248	667,984
	Al Taiseer Group TALCO Industrial Co.	9,586	104,050
	Al Yamamah Steel Industries Co.	76,456	749,072
	Alandalus Property Co.	194,116	1,035,080
	Alaseel Co.	451,047	429,080
	Al-Dawaa Medical Services Co.	18,585	324,692

		Shares	Value»
SAUDI ARABIA — (Continued)
	Aldrees Petroleum & Transport Services Co.	146,334	$5,989,437
	Al-Etihad Cooperative Insurance Co.	50,258	144,887
	AlJazira Takaful Ta’awuni Co.	32,850	108,321
	AlKhorayef Water & Power Technologies Co.	45,973	1,843,557
*	Allianz Saudi Fransi Cooperative Insurance Co.	14,387	52,404
	Almawarid Manpower Co.	5,850	209,016
	Almunajem Foods Co.	30,645	473,057
	Alujain Corp.	3,751	31,951
*	Amlak International Finance Co.	26,201	97,123
*	Anaam International Holding Group Co.	32,864	131,538
*	Arabia Insurance Cooperative Co.	10,894	31,045
	Arabian Cement Co.	99,843	589,389
Ω	Arabian Centres Co.	296,077	1,730,067
	Arabian Contracting Services Co.	20,177	643,743
	Arabian Drilling Co.	7,424	175,316
	Arabian Pipes Co.	333,653	507,225
*	Arabian Shield Cooperative Insurance Co.	32,851	114,177
	Arriyadh Development Co.	275,498	2,163,944
*	ARTEX Industrial Investment Co.	70,424	263,613
*	Ash-Sharqiyah Development Co.	17,231	74,505
	Astra Industrial Group Co.	127,517	5,061,640
	Ataa Educational Co.	10,714	192,911
*	BAAN Holding Group Co.	271,491	156,083
	Banan Real Estate Co.	25,431	30,288
	Basic Chemical Industries Ltd.	24,620	184,051
	Bawan Co.	90,760	1,368,261
	BinDawood Holding Co.	482,715	740,172
	Catrion Catering Holding Co.	130,751	3,371,221

1041

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Chubb Arabia Cooperative Insurance Co.	35,253	$302,554
	City Cement Co.	166,901	648,515
	Dallah Healthcare Co.	72,751	2,987,629
*	Dar Al Arkan Real Estate Development Co.	863,247	3,975,613
	East Pipes Integrated Co. for Industry	23,331	904,489
	Eastern Province Cement Co.	82,974	572,607
	Electrical Industries Co.	1,772,460	5,459,113
*	Emaar Economic City	503,376	1,709,197
	Etihad Atheeb Telecommunication Co.	18,933	542,859
*	Fawaz Abdulaziz Al Hokair & Co.	70,793	456,721
	First Milling Co.	23,705	339,394
*	Fitaihi Holding Group	300,372	260,209
	Gulf Insurance Group	34,686	233,823
*	Gulf Union Cooperative Insurance Co.	44,463	142,397
*	Halwani Brothers Co.	15,496	160,272
*	Herfy Food Services Co.	14,233	79,338
*	Jahez International Co.	36,477	206,900
	Jamjoom Pharmaceuticals Factory Co.	14,224	591,010
*	Jazan Development & Investment Co.	14,381	41,482
*	L’Azurde Co. for Jewelry	36,738	122,051
	Leejam Sports Co. JSC	78,537	2,681,865
*	Lumi Rental Co.	13,138	219,144
	Maharah Human Resources Co.	17,520	25,845
*	Malath Cooperative Insurance Co.	32,213	106,673
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	140,038	572,469
*	Methanol Chemicals Co.	72,010	192,771
	Middle East Healthcare Co.	105,208	1,434,965

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Middle East Paper Co.	122,825	$884,150
	Middle East Pharmaceutical Co.	1,651	60,440
	Middle East Specialized Cables Co.	50,327	393,358
	Mobile Telecommunications Co. Saudi Arabia	1,148,008	3,513,325
*	Najran Cement Co.	70,262	141,239
*	Nama Chemicals Co.	1,453	10,105
*	National Agriculture Development Co.	460,106	2,558,532
	National Co. for Glass Industries	63,808	694,122
	National Co. for Learning & Education	41,585	1,920,624
	National Gas & Industrialization Co.	9,536	226,171
*	National Gypsum	19,467	100,359
*	National Industrialization Co.	779,580	2,404,944
	National Medical Care Co.	16,351	772,595
*	National Metal Manufacturing & Casting Co.	12,646	56,066
	Nayifat Finance Co.	114,126	404,243
	Northern Region Cement Co.	179,710	384,569
*	Perfect Presentation For Commercial Services Co.	13,326	36,262
*	Power & Water Utility Co. for Jubail & Yanbu	42,391	477,163
	Qassim Cement Co.	63,627	715,138
*	Red Sea International Co.	20,944	226,544
	Retal Urban Development Co.	346,110	1,088,623
	Riyadh Cement Co.	66,338	465,254
*	Saudi Arabian Amiantit Co.	32,679	176,398
	Saudi Automotive Services Co.	136,941	2,618,356
	Saudi Cement Co.	179,168	1,828,454
	Saudi Ceramic Co.	144,888	1,181,718
	Saudi Chemical Co. Holding	1,535,816	3,021,038

1042

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Co. For Hardware CJSC	11,498	$101,894
*	Saudi Darb Investment Co.	110,022	83,622
	Saudi Industrial Investment Group	38,712	167,645
*	Saudi Kayan Petrochemical Co.	97,893	153,944
*	Saudi Marketing Co.	7,321	32,366
	Saudi Paper Manufacturing Co.	71,527	1,024,334
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	110,608	893,421
*	Saudi Public Transport Co.	159,836	540,476
*	Saudi Real Estate Co.	493,378	1,900,156
*	Saudi Reinsurance Co.	250,471	2,075,346
*	Saudi Research & Media Group	39,984	1,833,013
	Saudia Dairy & Foodstuff Co.	49,883	3,822,876
*	Savola Group	73,869	484,758
	Scientific & Medical Equipment House Co.	20,814	218,351
*	Seera Group Holding	535,616	4,432,415
*	Shams	15,853	68,052
*	SHL Finance Co.	58,839	341,361
*	Sinad Holding Co.	138,550	386,829
	Southern Province Cement Co.	75,308	502,276
	Sustained Infrastructure Holding Co.	120,139	1,170,845
	Tabuk Cement Co.	65,464	178,205
*	Takween Advanced Industries Co.	11,242	21,658
	Theeb Rent A Car Co.	52,207	912,572
	United Electronics Co.	134,725	3,186,584
	United International Transportation Co.	116,692	2,302,952
	United Wire Factories Co.	3,691	24,567
*	Wafrah for Industry & Development	2,276	16,187
*	Walaa Cooperative Insurance Co.	64,402	200,759

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Wataniya Insurance Co.	44,163	$172,708
	Yamama Cement Co.	375,757	2,752,655
	Yanbu Cement Co.	27,655	119,406
	Zahrat Al Waha For Trading Co.	9,092	62,798

TOTAL SAUDI ARABIA			120,977,853

SOUTH AFRICA — (2.9%)
	Adcock Ingram Holdings Ltd.	119,092	514,236
	Advtech Ltd.	2,578,964	5,258,140
	AECI Ltd.	255,376	1,316,847
	African Rainbow Minerals Ltd.	257,204	2,554,294
#	Afrimat Ltd.	218,506	573,009
	Alexander Forbes Group Holdings Ltd.	1,437,620	681,201
	Altron Ltd., Class A	631,230	669,415
	Aspen Pharmacare Holdings Ltd.	106,429	602,820
	Astral Foods Ltd.	94,302	1,217,129
	AVI Ltd.	939,094	5,222,129
	Barloworld Ltd.	381,135	2,627,393
#*	Blu Label Unlimited Group Ltd.	806,331	575,456
#	Cashbuild Ltd.	47,597	378,698
	Caxton & CTP Publishers & Printers Ltd.	56,465	43,191
	City Lodge Hotels Ltd.	225,045	53,215
	Coronation Fund Managers Ltd.	512,728	1,455,523
	Curro Holdings Ltd.	401,402	306,294
	DataTec Ltd.	1,121,849	4,652,858
Ω	Dis-Chem Pharmacies Ltd.	1,039,238	2,032,824
	DRDGOLD Ltd. (DRD SJ)	1,386,609	3,501,942
	Exxaro Resources Ltd.	121,377	1,236,168
	Famous Brands Ltd.	78,636	246,048
	Foschini Group Ltd.	721,386	3,829,296
#	Grindrod Ltd.	1,313,728	1,283,872
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	1,030,991	17,021,661
	Hudaco Industries Ltd.	88,913	909,804
	Italtile Ltd.	235,557	125,264
	JSE Ltd.	223,103	1,812,895

1043

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	KAP Ltd.	1,408,869	$133,732
*	Lesaka Technologies, Inc.	776	3,398
	Lewis Group Ltd.	170,216	820,814
	Life Healthcare Group Holdings Ltd.	1,773,485	1,214,031
	Merafe Resources Ltd.	2,141,711	135,874
	Momentum Group Ltd.	2,861,207	5,508,655
	Motus Holdings Ltd.	336,480	2,027,512
	Mpact Ltd.	218,055	294,346
	Mr. Price Group Ltd.	229,168	2,738,061
*	Nampak Ltd.	2,378	65,989
	Netcare Ltd.	1,448,616	1,221,669
	Ninety One Ltd.	505,783	1,504,932
	Northam Platinum Holdings Ltd.	453,079	7,566,722
	Oceana Group Ltd.	226,635	639,747
	Old Mutual Ltd. (OMU SJ)	996,122	778,922
	Omnia Holdings Ltd.	393,703	1,731,065
*	Pick n Pay Stores Ltd.	956,194	1,560,892
	PPC Ltd.	456,815	144,911
	Premier Group Ltd.	8,604	80,181
	PSG Financial Services Ltd.	2,017,236	2,867,155
	Rainbow Chicken	535,302	135,040
	Raubex Group Ltd.	488,630	1,167,829
	RCL Foods Ltd.	535,302	301,210
	Reunert Ltd.	332,475	1,071,561
	RFG Holdings Ltd.	102,494	127,381
	Santam Ltd.	131,354	3,133,288
	Sappi Ltd.	642,826	842,264
*	Sibanye Stillwater Ltd. (SSW SJ)	11,346	30,109
	Southern Sun Ltd.	396,486	210,509
*	SPAR Group Ltd.	464,794	2,923,316
	Spur Corp. Ltd.	179,094	372,735
	Sun International Ltd.	802,125	1,795,027
	Super Group Ltd.	357,924	331,505
	Telkom SA SOC Ltd.	674,924	1,887,862
	Thungela Resources Ltd. (TGA SJ)	32,292	142,691
	Tiger Brands Ltd.	394,877	7,472,362
	Truworths International Ltd.	164,530	492,726
	Tsogo Sun Ltd.	673,020	274,746
	We Buy Cars
	Holdings Ltd.	465,266	1,233,819
	Wilson Bayly Holmes-Ovcon Ltd.	184,183	1,608,160

		Shares	Value»
SOUTH AFRICA — (Continued)
	Woolworths Holdings Ltd.	103,614	$312,848
	Zeda Ltd.	136,559	96,815

TOTAL SOUTH AFRICA			117,704,033

SOUTH KOREA — (9.4%)
*	3S Korea Co. Ltd.	82,026	101,730
	Able C&C Co. Ltd.	8,942	61,064
#	ABOV Semiconductor Co. Ltd.	21,461	188,595
#*	ADTechnology Co. Ltd.	20,426	375,973
#	Advanced Nano Products Co. Ltd.	12,463	574,490
	Advanced Process Systems Corp.	16,198	225,476
#	Aekyung Chemical Co. Ltd.	23,069	176,757
	Aekyung Industrial Co. Ltd.	881	8,651
#*	Agabang & Co.	38,009	121,586
#	Ahnlab, Inc.	20,292	864,394
*	Air Busan Co. Ltd.	37,702	48,406
	AJ Networks Co. Ltd.	10,360	31,241
	Ajin Industrial Co. Ltd.	28,071	64,746
*	ALUKO Co. Ltd.	57,962	83,439
*	Amicogen, Inc.	56,437	120,257
	Amorepacific Holdings Corp.	6,888	122,591
#*	Anam Electronics Co. Ltd.	109,985	96,843
*	Ananti, Inc.	19,985	107,823
*	Anapass, Inc.	12,521	154,841
#	ANIPLUS, Inc.	9,451	24,786
*	Anterogen Co. Ltd.	5,555	87,851
*	Apact Co. Ltd.	17,913	65,564
	Aplus Asset Advisor Co. Ltd.	24,140	105,466
*	Aprogen, Inc.	417,200	169,618
*	APS, Inc.	44,932	127,941
*††	Arion Technology, Inc.	51,658	0
#	Asia Cement Co. Ltd.	50,335	430,713
	ASIA Holdings Co. Ltd.	3,528	881,150
#*	Asia Pacific Satellite, Inc.	14,301	124,742
#	Asia Paper Manufacturing Co. Ltd.	81,215	420,293
*	Asiana Airlines, Inc.	82,372	509,099
	Atinum Investment Co. Ltd.	37,138	66,142
	ATON, Inc.	11,646	54,622

1044

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Aurora World Corp.	6,236	$95,050
#	Avaco Co. Ltd.	31,776	348,866
	Baiksan Co. Ltd.	44,605	421,702
*	Beno Tnr, Inc.	19,951	27,886
	BGF retail Co. Ltd.	7,897	573,795
#	BH Co. Ltd.	79,009	1,015,048
#*	BHI Co. Ltd.	43,958	1,556,905
#	Binggrae Co. Ltd.	14,995	759,861
*	Bio Fund&C Co. Ltd.	2,541	29,288
#	Bio Plus Co. Ltd.	112,311	491,635
*	Biodyne Co. Ltd.	31,138	302,175
*	Bioneer Corp.	12,211	132,663
	BioNote, Inc.	54,047	208,771
#*	BNC Korea Co. Ltd.	147,192	523,090
#	Boditech Med, Inc.	32,453	308,805
#	Bookook Securities Co. Ltd.	9,028	428,797
#	Boryung	107,363	664,812
#*	Bosung Power Technology Co. Ltd.	116,334	434,726
*††	Bucket Studio Co. Ltd.	55,178	8,365
*	Bukwang Pharmaceutical Co. Ltd.	18,845	48,799
	BYC Co. Ltd.	7,100	186,965
	Byucksan Corp.	25,274	30,935
*	Cafe24 Corp.	36,658	919,903
#	Cape Industries Ltd.	28,205	278,585
#	Caregen Co. Ltd.	41,041	1,865,874
#*	Celltrion Pharm, Inc.	18,012	804,797
*	Chabiotech Co. Ltd.	50,646	436,606
	Cheil Electric Co. Ltd.	4,153	32,330
#	Cheil Worldwide, Inc.	48,470	691,701
#	Chemtronics Co. Ltd.	39,956	975,416
*	Chemtros Co. Ltd.	12,112	34,604
#	Cheryong Electric Co. Ltd.	18,387	499,605
#	Chips&Media, Inc.	37,182	423,848
*	Choil Aluminum Co. Ltd.	113,075	105,898
#	Chong Kun Dang Pharmaceutical Corp.	10,542	611,963
	Chongkundang Holdings Corp.	11,961	379,333
*	Chorokbaem Media Co. Ltd.	18,310	69,525
#*	Chunbo Co. Ltd.	6,228	314,384
*	CJ CGV Co. Ltd.	88,033	308,360
*	CJ ENM Co. Ltd.	27,452	1,349,751
#	CJ Freshway Corp.	7,607	133,351
#	CLIO Cosmetics Co. Ltd.	3,240	32,457

		Shares	Value»
SOUTH KOREA — (Continued)
*	CMG Pharmaceutical Co. Ltd.	183,080	$231,663
#*	CoAsia Corp.	8,901	43,668
*	Com2uS Holdings Corp.	6,818	96,060
	Com2uSCorp.	15,769	376,762
*	ContentreeJoongAng Corp.	8,978	62,867
#	Coocon Corp.	7,958	196,081
*	Coreana Cosmetics Co. Ltd.	34,805	63,260
#	Cosmax, Inc.	24,025	3,440,362
#	Cosmecca Korea Co. Ltd.	16,670	772,141
#*	CosmoAM&T Co. Ltd.	12,070	468,573
#*	Cosmochemical Co. Ltd.	14,093	190,406
	Cowintech Co. Ltd.	2,660	31,999
	CR Holdings Co. Ltd.	23,450	79,226
#*	Creative & Innovative System	162,892	863,348
	Creverse, Inc.	6,734	60,594
*	CS Bearing Co. Ltd.	13,354	62,612
#	CS Wind Corp.	28,030	855,999
*	CTC BIO, Inc.	14,422	52,063
#*	Cube Entertainment, Inc.	11,296	115,571
#	Cuckoo Holdings Co. Ltd.	24,333	490,318
	Cuckoo Homesys Co. Ltd.	3,349	54,026
#*	Curexo, Inc.	32,233	237,821
#	D.I Corp.	73,014	1,245,544
*††	DA Technology Co. Ltd.	133,285	3,555
#	Dae Hwa Pharmaceutical Co. Ltd.	24,386	280,315
#	Dae Won Kang Up Co. Ltd.	103,903	305,989
#*	Daea TI Co. Ltd.	195,936	556,206
#	Daebongls Co. Ltd.	13,270	113,272
	Daechang Forging Co. Ltd.	3,016	14,127
#	Daedong Corp.	53,430	364,833
	Daedong Gear Co. Ltd.	4,924	54,937
	Daeduck Co. Ltd.	13,549	86,630
#	Daeduck Electronics Co. Ltd.	99,329	2,632,053
#	Daehan Flour Mill Co. Ltd.	2,491	242,087
#	Daehan Steel Co. Ltd.	34,780	359,815

1045

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Daeho AL Co. Ltd.	97,791	$128,274
*	Dae-Il Corp.	53,006	183,348
#	Daejoo Electronic Materials Co. Ltd.	21,066	1,114,060
#*	DaeMyoung Energy Co. Ltd.	8,260	121,499
	Daesang Corp.	62,955	919,784
#	Daesang Holdings Co. Ltd.	46,079	298,618
	Daesung Energy Co. Ltd.	22,772	130,869
*	Daesung Industrial Co. Ltd.	12,236	34,375
#*	Daewon Cable Co. Ltd.	92,840	236,926
#	Daewon Pharmaceutical Co. Ltd.	54,458	497,210
	Daewon San Up Co. Ltd.	8,061	63,991
#*	Daewoo Engineering & Construction Co. Ltd.	476,610	1,250,153
	Daewoong Co. Ltd.	4,752	72,104
#	Daewoong Pharmaceutical Co. Ltd.	12,821	1,254,971
	Daeyang Electric Co. Ltd.	1,181	24,850
*††	Dahaam E-Tec Co. Ltd.	2,100	0
	Daihan Pharmaceutical Co. Ltd.	11,480	233,972
#	Daishin Securities Co. Ltd.	112,901	2,301,255
#*	Danal Co. Ltd.	141,692	799,627
	Daol Investment & Securities Co. Ltd.	107,802	273,541
	Daou Data Corp.	46,710	574,955
	Daou Technology, Inc.	91,181	2,491,121
*	Dasan Networks, Inc.	17,003	38,968
*	Dawonsys Co. Ltd.	59,288	157,311
	DB HiTek Co. Ltd.	24,304	998,425
	DB Securities Co. Ltd.	85,680	607,366
#*	DB, Inc.	207,239	211,491
*	DE&T Co. Ltd.	12,815	56,606
#	Dear U Co. Ltd.	14,491	388,595
#	Dentium Co. Ltd.	16,978	677,839
	Deutsch Motors, Inc.	51,870	162,447
#*	Devsisters Co. Ltd.	8,044	238,540
#	DI Dong Il Corp.	55,300	700,999

		Shares	Value»
SOUTH KOREA — (Continued)
#	Digital Daesung Co. Ltd.	23,271	$112,248
#*	DIO Corp.	26,897	316,906
#	DIT Corp.	12,232	130,525
*	DK Tech Co. Ltd.	10,311	54,910
*††	DKME	33,369	8,783
#	DL E&C Co. Ltd.	78,250	2,340,782
	DL Holdings Co. Ltd.	8,270	225,547
*	DMOA Co. Ltd.	13,817	57,918
††	DMS Co. Ltd.	48,116	80,174
#	DN Automotive Corp.	46,445	757,595
#	Dong-A Socio Holdings Co. Ltd.	8,889	676,638
	Dong-Ah Geological Engineering Co. Ltd.	1,333	13,462
	Dongbang Transport Logistics Co. Ltd.	76,445	148,972
	Dongjin Semichem Co. Ltd.	79,132	2,364,702
	Dongkoo Bio & Pharma Co. Ltd.	9,658	36,371
#	DongKook Pharmaceutical Co. Ltd.	83,756	1,038,219
#	Dongkuk Holdings Co. Ltd.	38,539	197,522
	Dongkuk Industries Co. Ltd.	21,853	45,762
#	Dongkuk Steel Mill Co. Ltd.	79,401	473,636
	Dongsung Chemical Co. Ltd.	73,325	205,780
	Dongsung Finetec Co. Ltd.	60,256	1,342,782
#*	Dongwha Enterprise Co. Ltd.	43,271	300,883
	Dongwha Pharm Co. Ltd.	68,807	302,118
	Dongwon Development Co. Ltd.	58,493	106,278
	Dongwon Industries Co. Ltd.	20,941	711,026
#	Dongwon Systems Corp.	7,450	146,160
#	Dongwoon Anatech Co. Ltd.	45,624	537,122
#	Dongyang E&P, Inc.	14,152	212,444
#*	Doosan Fuel Cell Co. Ltd.	101,687	3,036,633
	Doosan Tesna, Inc.	12,912	452,622
#	DoubleUGames Co. Ltd.	39,354	1,384,710

1046

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Douzone Bizon Co. Ltd.	2,782	$173,778
#*	Dream Security Co. Ltd.	44,191	103,269
	Dreamtech Co. Ltd.	55,981	250,816
*	DRTECH Corp.	129,994	180,561
#*	DS Dansuk Co. Ltd.	10,680	151,136
#	DSC Investment, Inc.	27,004	139,478
*	Duchembio Co. Ltd.	13,742	88,237
#*	Duk San Neolux Co. Ltd.	38,011	1,120,048
*	Duksan Hi-Metal Co. Ltd.	16,423	76,037
#*	Duksan Techopia Co. Ltd.	14,263	207,564
	DY Corp.	22,744	67,462
	DY POWER Corp.	3,331	29,891
#	E1 Corp.	4,342	227,733
	Easy Bio, Inc.	16,252	66,968
	Easy Holdings Co. Ltd.	88,398	234,204
	Echo Marketing, Inc.	21,776	176,790
	Ecoplastic Corp.	15,781	35,743
#*	Edge Foundry Co. Ltd.	83,540	107,464
	Elentec Co. Ltd.	3,318	21,150
	E-MART, Inc.	23,004	1,165,236
*	EMKOREA Co. Ltd.	7,115	10,932
#*	EMRO, Inc.	4,486	139,873
#*	EM-Tech Co. Ltd.	35,259	230,487
#*	Enchem Co. Ltd.	13,769	826,904
#	ENF Technology Co. Ltd.	28,570	990,697
*	Enzychem Lifesciences Corp.	112,747	80,431
	Eo Technics Co. Ltd.	5,903	970,852
*	Eubiologics Co. Ltd.	63,059	545,926
#	Eugene Corp.	123,531	289,839
#	Eugene Investment & Securities Co. Ltd.	188,630	492,726
	Eugene Technology Co. Ltd.	48,507	3,216,029
	Eusu Holdings Co. Ltd.	28,440	112,493
*	EV Advanced Material Co. Ltd.	35,578	43,599
#*	Everybot, Inc.	5,322	77,761
*	E-World	49,871	49,313
#*	Exem Co. Ltd.	127,408	193,341
#	Exicon Co. Ltd.	9,043	101,268
	F&F Co. Ltd.	4,597	197,634
*	Fine M-Tec Co. Ltd.	16,794	102,522
#*	Fine Semitech Corp.	40,341	1,033,375
	Finger, Inc.	1,398	11,013
#*	Firstec Co. Ltd.	96,567	313,344

		Shares	Value»
SOUTH KOREA — (Continued)
*††	Flask Co. Ltd.	23,357	$14,558
*	FLITTO, Inc.	6,325	71,011
#*	Foosung Co. Ltd.	143,341	892,490
*	Furonteer Co. Ltd.	1,026	9,767
#	Fursys, Inc.	10,910	348,270
*	G2Power Co. Ltd.	8,502	51,519
#	Gabia, Inc.	41,698	791,966
#*	GAEASOFT	20,287	99,604
#	Galaxia Moneytree Co. Ltd.	61,913	410,778
#*	GAMSUNG Corp. Co. Ltd.	155,481	552,768
#*	Gaon Cable Co. Ltd.	8,771	514,323
#*	Gaonchips Co. Ltd.	3,906	144,958
*	GeneOne Life Science, Inc.	27,231	40,162
*	Genexine, Inc.	14,876	54,062
	Genians, Inc.	2,713	39,580
*	Genic Co. Ltd.	2,715	40,878
*	Genomictree, Inc.	5,552	81,866
	Geumhwa PSC Co. Ltd.	3,239	72,231
*	Giantstep, Inc.	13,542	48,076
#	Global Standard Technology Co. Ltd.	33,319	600,053
*	Global Tax Free Co. Ltd.	70,125	277,043
*	GnBS eco Co. Ltd.	13,140	26,702
#	GnCenergy Co. Ltd.	10,751	305,384
#	GOLFZON Co. Ltd.	11,474	477,763
	Golfzon Holdings Co. Ltd.	17,066	63,453
#*	Good People Co. Ltd.	71,831	84,335
#	Grand Korea Leisure Co. Ltd.	41,693	452,894
#	Green Cross Corp.	11,208	1,018,518
#	Green Cross Holdings Corp.	13,572	149,983
*††	Green Pine Tree Co. Ltd.	4,742	3,744
#	GS Engineering & Construction Corp.	151,435	1,983,300
#	GS Global Corp.	105,051	180,809
	GS Retail Co. Ltd.	29,774	370,052
	Gwangju Shinsegae Co. Ltd.	2,986	63,166
	HAESUNG DS Co. Ltd.	27,800	1,002,107
	Haesung Industrial Co. Ltd.	27,823	143,416
	Han Kuk Carbon Co. Ltd.	101,139	2,596,863
#	Hana Micron, Inc.	122,607	2,513,790

1047

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hana Technology Co. Ltd.	5,796	$122,602
#	Hana Tour Service, Inc.	27,356	914,182
#*	Hanall Biopharma Co. Ltd.	17,615	510,787
#	Hancom, Inc.	45,561	791,662
	Handok, Inc.	10,843	86,705
#	Handsome Co. Ltd.	11,842	121,875
	Hanil Cement Co. Ltd.	32,437	401,681
#	Hanil Holdings Co. Ltd.	42,979	488,059
	Hanil Hyundai Cement Co. Ltd.	1,587	20,061
	Hanjin Logistics Corp.	15,882	222,793
#*	HanJung Natural Connectivity System Co. Ltd.	6,398	206,176
*	Hankook Cosmetics Co. Ltd.	11,817	100,964
#	Hankook Cosmetics Manufacturing Co. Ltd.	4,336	163,919
	Hankook Shell Oil Co. Ltd.	2,067	639,082
#	Hanla IMS Co. Ltd.	3,124	39,149
#	HanmiGlobal Co. Ltd.	23,691	338,276
#	Hannong Chemicals, Inc.	22,149	244,597
#*	Hanon Systems	84,809	259,113
#	Hansae Co. Ltd.	23,238	172,125
	Hansae Yes24 Holdings Co. Ltd.	9,629	28,287
#	Hanshin Machinery Co.	52,839	127,182
	Hansol Chemical Co. Ltd.	14,160	2,301,079
#	Hansol Technics Co. Ltd.	67,237	306,715
	Hanssem Co. Ltd.	8,104	264,137
*	Hanwha Engine	128,636	4,456,863
*	Hanwha Galleria Corp.	87,305	65,566
#*	Hanwha General Insurance Co. Ltd.	129,143	490,395
#*	Hanwha Investment & Securities Co. Ltd.	386,884	1,447,715
#	Hanyang Eng Co. Ltd.	32,984	466,060
	Hanyang Securities Co. Ltd.	27,737	369,464
#*	Harim Co. Ltd.	112,482	227,288

		Shares	Value»
SOUTH KOREA — (Continued)
#	Harim Holdings Co. Ltd.	28,814	$149,340
	HB SOLUTION Co. Ltd.	56,874	101,410
	HB Technology Co. Ltd.	40,186	55,870
*	HBL Corp.	8,579	33,099
#	HD Hyundai Construction Equipment Co. Ltd.	25,882	1,812,979
#*	HD Hyundai Energy Solutions Co. Ltd.	10,284	408,559
	HD Hyundai Infracore Co. Ltd.	327,959	3,498,951
#	HDC Holdings Co. Ltd.	76,944	992,941
#	HDC Hyundai Development Co-Engineering & Construction	94,297	1,273,744
*	HD-Hyundai Marine Engine	47,003	3,271,188
#	Hecto Financial Co. Ltd.	9,735	111,027
	Hecto Innovation Co. Ltd.	16,834	190,954
#*	Helixmith Co. Ltd.	20,003	74,319
#*	Heung-A Shipping Co. Ltd.	78,758	96,166
#	Heunggu Oil Co. Ltd.	10,187	87,821
	High Tech Pharm Co. Ltd.	5,012	44,169
#	Hite Jinro Co. Ltd.	82,045	1,083,335
#*	HJ Shipbuilding & Construction Co. Ltd.	14,292	282,316
#	HK inno N Corp.	38,595	1,336,705
	HL Holdings Corp.	7,567	214,871
#	HL Mando Co. Ltd.	73,278	1,975,735
*	HLB Biostep Co. Ltd.	14,715	12,692
*	HLB Global Co. Ltd.	41,822	60,838
#*	Hlb Pharma Ceutical Co. Ltd.	22,860	246,166
#*	HLB Therapeutics Co. Ltd.	78,794	184,168
#*	Hotel Shilla Co. Ltd.	36,737	1,252,720
#	HPSP Co. Ltd.	10,766	259,630
	HRS Co. Ltd.	4,048	14,704
	HS Hyosung Advanced Materials Corp.	153	19,852
#*	Humasis Co. Ltd.	80,571	69,095
#	Humedix Co. Ltd.	17,078	601,043
	Huons Co. Ltd.	26,666	546,552

1048

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Huons Global Co. Ltd.	19,370	$740,381
#	Husteel Co. Ltd.	68,021	195,332
	Huvitz Co. Ltd.	4,993	28,880
#	Hwa Shin Co. Ltd.	51,695	318,654
	Hwaseung Enterprise Co. Ltd.	27,641	98,723
	Hy-Lok Corp.	20,117	524,412
	Hyosung Corp.	12,405	1,100,466
	Hyosung Heavy Industries Corp.	936	1,396,174
	Hyosung TNC Corp.	637	92,860
	Hyundai Bioland Co. Ltd.	13,717	42,623
	Hyundai BNG Steel Co. Ltd.	22,603	177,725
#	HYUNDAI Corp.	17,473	259,964
#	Hyundai Department Store Co. Ltd.	34,254	1,940,544
	Hyundai Elevator Co. Ltd.	8,506	450,850
	HYUNDAI EVERDIGM Corp.	3,301	17,925
	Hyundai Ezwel Co. Ltd.	18,273	67,556
	Hyundai Futurenet Co. Ltd.	73,607	164,120
	Hyundai GF Holdings	23,930	130,698
	Hyundai Green Food	34,518	364,545
	Hyundai Home Shopping Network Corp.	791	29,187
	Hyundai Livart Furniture Co. Ltd.	20,873	96,741
#	Hyundai Motor Securities Co. Ltd.	46,975	287,284
#	Hyundai Movex Co. Ltd.	82,239	582,121
	Hyundai Pharmaceutical Co. Ltd.	7,639	19,782
	Hyundai Wia Corp.	45,417	1,863,999
#	HyVision System, Inc.	35,874	406,739
#	i3system, Inc.	15,256	828,346
	iFamilySC Co. Ltd.	12,632	157,290
#*	Il Dong Pharmaceutical Co. Ltd.	46,117	759,917
	Iljin Diamond Co. Ltd.	10,553	103,448
#	Iljin Electric Co. Ltd.	76,462	3,073,628
	Iljin Holdings Co. Ltd.	26,180	128,509
*	Iljin Hysolus Co. Ltd.	13,181	176,797
	Iljin Power Co. Ltd.	13,992	108,537

		Shares	Value»
SOUTH KOREA — (Continued)
	Ilshin Spinning Co. Ltd.	36,417	$307,354
#*	Ilshin Stone Co. Ltd.	29,540	36,703
	Ilyang Pharmaceutical Co. Ltd.	9,185	84,130
	iM Financial Group Co. Ltd.	428,318	3,974,007
#	InBody Co. Ltd.	38,971	784,327
#	Incar Financial Service Co. Ltd.	31,859	267,473
	Infinitt Healthcare Co. Ltd.	10,456	43,006
	INFOvine Co. Ltd.	588	27,624
	Inhwa Precision Co. Ltd.	3,198	134,369
	Innocean Worldwide, Inc.	12,752	153,386
#	InnoWireless Co. Ltd.	14,619	239,700
#	Innox Advanced Materials Co. Ltd.	42,455	732,074
*	Inscobee, Inc.	76,874	40,066
#*	Insun ENT Co. Ltd.	101,302	298,552
*	Intekplus Co. Ltd.	1,300	13,249
	Intellian Technologies, Inc.	13,581	429,955
	Intelligent Digital Integrated Security Co. Ltd.	12,279	154,789
*	Interflex Co. Ltd.	9,935	64,317
#	Interojo Co. Ltd.	24,056	288,962
#	INTOPS Co. Ltd.	32,084	363,552
#	INVENI Co. Ltd.	3,342	145,245
	IS Dongseo Co. Ltd.	43,894	571,988
#	ISC Co. Ltd.	28,505	1,583,265
#	i-SENS, Inc.	57,878	702,195
*	ISU Abxis Co. Ltd.	44,306	152,010
*	ISU Chemical Co. Ltd.	33,498	250,253
*	ISU Specialty Chemical	47,981	1,860,138
#*	Itcenglobal Co. Ltd.	9,977	130,712
*	ITM Semiconductor Co. Ltd.	10,166	85,411
*	J Steel Co. Holdings, Inc.	39,555	39,170
#*	Jahwa Electronics Co. Ltd.	32,011	486,200
	JB Financial Group Co. Ltd.	118,468	1,865,136
*	Jeil Pharmaceutical Co. Ltd.	5,428	54,806
*	Jeju Air Co. Ltd.	43,501	174,180
#*	Jeju Semiconductor Corp.	98,093	1,406,709

1049

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	JETEMA Co. Ltd.	27,193	$110,778
#	Jinsung T.E.C	32,603	298,554
	JNK Global Co. Ltd.	3,433	10,669
#*	JNTC Co. Ltd.	28,417	537,919
#*	Joongang Advanced Materials Co. Ltd.	66,258	172,784
*	JoyCity Corp.	27,323	35,946
	Jungdawn Co. Ltd.	6,003	11,054
#	Jusung Engineering Co. Ltd.	82,875	1,776,485
#	JVM Co. Ltd.	13,712	268,465
	JW Holdings Corp.	189,488	432,297
	JW Life Science Corp.	6,069	57,250
	JW Pharmaceutical Corp.	44,214	727,986
	JYP Entertainment Corp.	18,844	1,068,426
#	K Car Co. Ltd.	29,897	317,824
	K Ensol Co. Ltd.	4,092	32,852
#*	Kakao Games Corp.	94,456	1,065,296
	Kangnam Jevisco Co. Ltd.	17,452	150,435
#*	Kangstem Biotech Co. Ltd.	139,539	140,903
*	Kangwon Energy Co. Ltd.	15,097	169,806
	KC Co. Ltd.	27,573	504,142
#	KC Tech Co. Ltd.	30,014	803,772
	KCC Glass Corp.	5,493	100,012
	KCTC	8,463	32,082
*	KEC Corp.	100,487	54,690
*	Kencoa Aerospace Co.	2,365	19,275
#	KEPCO Plant Service & Engineering Co. Ltd.	43,340	1,537,295
	KG Chemical Corp.	11,587	39,542
#	KG Dongbusteel	61,105	233,440
*	KG Mobility Co.	14,812	39,608
	Kginicis Co. Ltd.	27,758	199,753
#	KGMobilians Co. Ltd.	40,320	139,646
	KH Vatec Co. Ltd.	49,877	438,387
#*	KidariStudio, Inc.	36,845	99,029
#	KINX, Inc.	8,997	586,742
	KISCO Corp.	60,091	422,308
	KISCO Holdings Co. Ltd.	31,963	574,031
	KISWIRE Ltd.	35,588	445,853
*	KMW Co. Ltd.	42,963	511,711
*	KNJ Co. Ltd.	15,605	284,917
*	KoBioLabs, Inc.	6,143	21,687
#	Koh Young Technology, Inc.	186,625	2,175,053
#	Kolmar BNH Co. Ltd.	16,809	163,547

		Shares	Value»
SOUTH KOREA — (Continued)
#	Kolmar Holdings Co. Ltd.	60,370	$467,713
#	Kolmar Korea Co. Ltd.	34,848	1,881,034
#	Kolon Corp.	18,695	570,655
	Kolon Enp, Inc.	3,862	21,011
#	Kolon Industries, Inc..	40,258	1,003,866
#*	Kolon Life Science, Inc.	11,788	271,274
#	KoMiCo Ltd.	19,025	1,469,641
#*	Komipharm International Co. Ltd.	46,449	196,907
	KONA I Co. Ltd.	10,350	342,180
	Korea Airport Service Co. Ltd.	537	22,518
	Korea Alcohol Industrial Co. Ltd.	45,206	296,337
	Korea Asset In Trust Co. Ltd.	63,968	99,408
	Korea Cast Iron Pipe Industries Co. Ltd.	7,969	37,456
#*	Korea Circuit Co. Ltd.	28,928	417,237
#	Korea District Heating Corp.	5,230	350,808
	Korea Electric Terminal Co. Ltd.	17,663	765,949
	Korea Electronic Certification Authority, Inc.	3,620	9,457
#	Korea Electronic Power Industrial Development Co. Ltd.	52,760	454,543
	Korea Export Packaging Industrial Co. Ltd.	44,390	89,562
	Korea Fuel-Tech Corp.	22,616	94,974
#*	Korea Information & Communications Co. Ltd.	27,427	156,368
	Korea Information Certificate Authority, Inc.	14,595	63,472
*	Korea Line Corp.	370,347	487,687
	Korea Movenex Co. Ltd.	12,102	33,697
	Korea Petrochemical Ind Co. Ltd.	1,059	97,182
	Korea Petroleum Industries Co.	3,083	30,076
	Korea Ratings Corp.	289	19,880

1050

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Real Estate Investment & Trust Co. Ltd.	49,149	$45,071
	Korea United Pharm, Inc.	33,488	446,550
	Korean Reinsurance Co.	451,550	3,360,148
	Koryo Credit Information Co. Ltd.	4,683	34,337
*	KOSES Co. Ltd.	3,581	72,401
	KPX Chemical Co. Ltd.	1,968	66,097
	KSP Co. Ltd.	15,739	64,888
	KSS LINE Ltd.	45,952	297,913
*	Kt alpha Co. Ltd.	8,932	33,777
*	KT Millie Seojae Co. Ltd.	4,507	41,281
	KT Skylife Co. Ltd.	32,005	112,457
*††	Kuk-il Paper Manufacturing Co. Ltd.	190,710	50,999
	Kukjeon Pharmaceutical Co. Ltd.	14,845	37,701
*	Kumho HT, Inc.	89,518	35,870
#*	Kumho Tire Co., Inc.	126,231	417,660
	Kwang Dong Pharmaceutical Co. Ltd.	112,403	450,210
#*	Kwangmu Co. Ltd.	76,195	121,069
	Kyeryong Construction Industrial Co. Ltd.	18,316	221,029
#	Kyobo Securities Co. Ltd.	47,296	312,402
#	Kyung Dong Navien Co. Ltd.	21,138	1,046,042
	Kyungbang Co. Ltd.	3,959	18,528
	KyungDong City Gas Co. Ltd.	6,435	92,557
#	Kyungdong Pharm Co. Ltd.	26,118	104,151
	Kyung-In Synthetic Corp.	59,900	123,055
	KZ Precision Corp.	17,846	188,218
#	L&C Bio Co. Ltd.	6,759	249,598
*	L&K Biomed Co. Ltd.	21,563	136,576
#*	LabGenomics Co. Ltd.	48,345	74,755
#	Lake Materials Co. Ltd.	115,339	1,180,540
*	LB Semicon, Inc.	21,558	75,029
#	Lee Ku Industrial Co. Ltd.	40,118	138,708

		Shares	Value»
SOUTH KOREA — (Continued)
#	LF Corp.	36,099	$462,498
*	LG HelloVision Co. Ltd.	84,791	145,074
#*	LOT Vacuum Co. Ltd.	30,677	280,163
	Lotte Chilsung Beverage Co. Ltd.	7,540	609,751
*	Lotte Data Communication Co.	5,033	73,170
*	Lotte Energy Materials Corp.	28,677	521,569
	LOTTE Fine Chemical Co. Ltd.	40,344	1,289,192
	LOTTE Himart Co. Ltd.	34,338	184,158
#*	Lotte Non-Life Insurance Co. Ltd.	60,012	79,851
	Lotte Rental Co. Ltd.	38,382	788,588
	Lotte Shopping Co. Ltd.	19,802	903,643
*	Lotte Tour Development Co. Ltd.	65,068	827,309
#	Lotte Wellfood Co. Ltd.	1,338	106,927
#	LS Eco Energy Ltd.	35,473	1,142,663
#	LS Marine Solution Co. Ltd.	67,604	1,365,001
#*	LS Materials Ltd.	33,510	314,386
	LTC Co. Ltd.	4,363	64,373
#*	LVMC Holdings	282,411	328,323
	LX Hausys Ltd.	1,881	37,107
	LX Holdings Corp.	72,830	416,588
#	LX International Corp.	80,294	1,696,484
#	LX Semicon Co. Ltd.	27,391	1,098,586
	Macrogen, Inc.	14,300	151,942
	Maeil Dairies Co. Ltd.	2,274	55,277
	MAKUS, Inc.	2,486	45,891
	Mcnex Co. Ltd.	36,111	787,481
*	ME2ON Co. Ltd.	16,125	54,633
*	Medipost Co. Ltd.	25,858	313,506
*	MedPacto, Inc.	48,964	149,050
#	Medytox, Inc.	11,223	945,042
*	Meerecompany, Inc.	2,046	21,926
#	MegaStudy Co. Ltd.	20,057	158,555
#	MegaStudyEdu Co. Ltd.	26,459	771,359
#	Mgame Corp.	40,981	186,515
	Mi Chang Oil Industrial Co. Ltd.	981	74,950
#*	MiCo Ltd.	74,179	752,354
*	Micro Digital Co. Ltd.	5,109	29,847
*	Mirae Asset Life Insurance Co. Ltd.	94,577	581,976

1051

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Mirae Asset Venture Investment Co. Ltd.	30,197	$180,239
	Misto Holdings Corp.	10,628	274,134
	Miwon Chemicals Co. Ltd.	3,654	220,115
	Miwon Commercial Co. Ltd.	5,072	538,259
#	Miwon Specialty Chemical Co. Ltd.	5,925	584,101
	MK Electron Co. Ltd.	57,809	373,853
	MNTech Co. Ltd.	59,123	468,019
	Modetour Network, Inc.	31,678	247,117
*	MONAYONGPYONG	25,624	62,454
*	Motrex Co. Ltd.	20,582	125,354
	mPlus Corp.	8,758	106,624
*	MS Autotech Co. Ltd.	10,359	17,373
	Muhak Co. Ltd.	14,237	85,896
	Myoung Shin Industrial Co. Ltd.	49,704	324,988
*	Naintech Co. Ltd.	8,383	23,672
	Namhae Chemical Corp.	65,840	297,637
#*	Namsun Aluminum Co. Ltd.	241,019	180,614
	Namuga Co. Ltd.	27,708	327,687
	Namyang Dairy Products Co. Ltd.	5,091	183,899
#	NeoPharm Co. Ltd.	21,216	254,603
#	Neosem, Inc.	19,145	167,370
*	Neowiz	43,589	748,083
	Neowiz Holdings Corp.	6,517	105,342
#*	NEPES Corp.	45,134	548,214
*	Neptune Co.	24,143	99,860
#	New Power Plasma Co. Ltd.	52,076	226,262
	Nexen Corp.	108,320	406,457
	Nexen Tire Corp.	13,328	59,995
#*	Nexon Games Co. Ltd.	3,158	29,573
#	NEXTIN, Inc.	13,447	619,413
	NHN Corp.	14,205	288,208
#	NHN KCP Corp.	80,285	896,009
	NICE Holdings Co. Ltd.	60,819	591,887
	Nice Information & Telecommunication, Inc.	3,385	54,248
#	NICE Information Service Co. Ltd.	122,690	1,246,946
#	Nong Shim Holdings Co. Ltd.	5,449	359,457
	NongShim Co. Ltd.	3,057	934,738

		Shares	Value»
SOUTH KOREA — (Continued)
	Noroo Holdings Co. Ltd.	5,537	$89,538
	NOROO Paint & Coatings Co. Ltd.	10,940	64,943
	NOVAREX Co. Ltd.	14,320	171,265
	Novatech Co. Ltd.	1,579	21,968
#	NPC	58,198	165,608
*	NUVOTEC Co. Ltd.	50,183	46,734
	OCI Co. Ltd.	7,603	314,679
#	OCI Holdings Co. Ltd.	34,318	2,743,959
*	Okins Electronics Co. Ltd.	14,963	96,773
	ONEJOON Co. Ltd.	3,663	23,592
*	OptoElectronics Solutions Co. Ltd.	5,572	56,631
*	Orbitech Co. Ltd.	11,650	35,059
#	Oriental Precision & Engineering Co. Ltd.	52,444	383,288
#	Orion Holdings Corp.	62,522	832,427
	Osang Healthcare Co. Ltd.	7,456	67,588
*	OSTEONIC Co. Ltd.	29,285	147,787
*	Osung Advanced Materials Co. Ltd.	85,390	94,087
#	Otoki Corp.	1,945	530,006
	Pang Rim Co. Ltd.	10,798	37,773
*	Panstar Enterprise Co. Ltd.	85,620	43,250
#	Paradise Co. Ltd.	120,764	1,564,725
#	Park Systems Corp.	13,163	2,242,207
	Partron Co. Ltd.	46,506	225,565
#*	Pearl Abyss Corp.	11,526	279,581
#	People & Technology, Inc.	42,761	1,293,755
	PHA Co. Ltd.	16,874	138,026
	PharmaResearch Co. Ltd.	13,520	5,118,771
*	PharmGen Science, Inc.	13,155	37,241
#	Pharmicell Co. Ltd.	129,668	1,539,210
#	Philenergy Co. Ltd.	16,792	168,218
#*	Philoptics Co. Ltd.	44,336	1,304,752
#	PI Advanced Materials Co. Ltd.	53,939	685,205
#*	PKC Co. Ltd.	98,951	434,245
#*	Polaris AI Corp.	116,760	188,433
#*	Polaris Office Corp.	29,669	106,460
	Pond Group Co. Ltd.	2,089	11,900
*	PonyLink Co. Ltd.	123,733	72,026
	Poongsan Corp.	51,718	3,977,566
#	Poongsan Holdings Corp.	37,452	1,015,264

1052

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Posco M-Tech Co. Ltd.	72,480	$776,904
#	POSCO Steeleon Co. Ltd.	4,123	111,373
#*	Power Logics Co. Ltd.	66,581	192,188
*	Prestige Biologics Co. Ltd.	42,084	89,011
	Protec Co. Ltd.	14,082	308,203
#	PSK Holdings, Inc.	7,153	244,583
#	PSK, Inc.	61,581	1,622,912
#	Pulmuone Co. Ltd.	26,098	243,372
#	Pumtech Korea Co. Ltd.	13,185	490,456
#*	Refine Co. Ltd.	15,771	136,657
*	Reyon Pharmaceutical Co. Ltd.	7,138	53,966
	RFHIC Corp.	16,463	384,930
#*	Robostar Co. Ltd.	21,039	1,279,306
#*	Robotis Co. Ltd.	10,858	1,673,842
#	Rorze Systems Corp.	13,518	105,526
	S&D Co. Ltd.	1,978	102,107
#	S&S Tech Corp.	46,108	1,809,053
*	Sajo Industries Co. Ltd.	6,890	233,396
	Sajodaerim Corp.	3,272	86,291
	Sajodongaone Co. Ltd.	23,952	18,852
	Sam Young Electronics Co. Ltd.	27,048	202,924
	Sam Yung Trading Co. Ltd.	53,069	565,639
	Sam-A Aluminum Co. Ltd.	4,228	71,154
	Samchully Co. Ltd.	5,272	455,471
	SAMHWA Paints Industrial Co. Ltd.	11,465	46,710
#	Samhyun Co. Ltd.	8,294	181,302
#††	Samick THK Co. Ltd.	29,411	154,203
#*	Samil Pharmaceutical Co. Ltd.	36,805	244,863
	Samji Electronics Co. Ltd.	13,833	120,789
	Samjin Pharmaceutical Co. Ltd.	27,872	385,996
	Sammok S-Form Co. Ltd.	17,220	240,369
#	SAMPYO Cement Co. Ltd.	76,230	160,695
*	Samsung Pharmaceutical Co. Ltd.	87,379	94,002

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Publishing Co. Ltd.	2,825	$32,068
	SAMT Co. Ltd.	211,277	546,462
#	Samwha Capacitor Co. Ltd.	26,881	635,316
#	Samwha Electric Co. Ltd.	3,974	97,262
	Samyang Foods Co. Ltd.	2,795	2,639,488
#	Samyang Holdings Corp.	10,226	750,743
	Samyang Tongsang Co. Ltd.	2,102	76,285
	Samyoung Co. Ltd.	58,165	200,605
#	Sang-A Frontec Co. Ltd.	33,799	439,276
	Sangsin Energy Display Precision Co. Ltd.	10,721	95,697
	Saramin Co. Ltd.	16,703	156,402
#	Satrec Initiative Co. Ltd.	22,920	967,819
*	SBI Investment Korea Co. Ltd.	62,422	29,910
*††	SBW	88,120	31,172
#	SD Biosensor, Inc.	82,636	553,439
	SeAH Besteel Holdings Corp.	34,022	655,000
	SeAH Holdings Corp.	3,283	276,381
#	SeAH Steel Corp.	3,625	321,635
#	SeAH Steel Holdings Corp.	5,936	596,783
	Sebang Co. Ltd.	27,002	257,276
#	Sebang Global Battery Co. Ltd.	18,787	857,882
#	Seegene, Inc.	79,484	1,409,766
	Segyung Hitech Co. Ltd.	6,340	25,379
#	Sejin Heavy Industries Co. Ltd.	51,963	803,086
	Sejong Industrial Co. Ltd.	15,140	87,379
#*	Selvas AI, Inc.	11,553	111,503
*	SEMCNS Co. Ltd.	3,605	19,531
	Semyung Electric Machinery Co. Ltd.	9,763	78,352
#	Seobu T&D	89,612	572,611
	Seohee Construction Co. Ltd.	21,370	24,344
#*	Seojin System Co. Ltd.	53,663	1,017,904
#*	Seoul Auction Co. Ltd.	11,775	56,595

1053

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Seoul City Gas Co. Ltd.	652	$28,869
*	Seoul Semiconductor Co. Ltd.	77,567	340,755
#	Seoyon Co. Ltd.	52,444	347,124
	Seoyon E-Hwa Co. Ltd.	34,258	312,011
*	Sewon E&C Co. Ltd.	103,618	8,800
#	SFA Engineering Corp.	46,959	813,982
#*	SFA Semicon Co. Ltd.	212,634	635,269
#*	SG Co. Ltd.	93,770	146,638
	SGC Energy Co. Ltd.	8,259	130,849
#	Shin Heung Energy & Electronics Co. Ltd.	34,347	131,369
	Shindaeyang Paper Co. Ltd.	4,698	40,549
#	Shinil Electronics Co. Ltd.	169,775	153,238
	Shinsegae Food Co. Ltd.	429	10,618
	Shinsegae Information & Communication Co. Ltd.	4,124	43,485
	Shinsegae International, Inc.	18,432	132,837
	Shinsegae, Inc.	17,274	2,105,383
#	Shinsung Delta Tech Co. Ltd.	17,429	668,227
#*	Shinsung E&G Co. Ltd.	363,332	470,320
	Shinsung ST Co. Ltd.	1,673	49,878
	Shinwon Corp.	17,198	17,575
#	Shinyoung Securities Co. Ltd.	17,134	1,736,476
*	SillaJen, Inc.	57,346	115,288
	SIMMTECH Co. Ltd.	56,473	2,483,983
	SIMPAC, Inc.	9,817	31,842
	Sindoh Co. Ltd.	8,255	246,314
#	SK Chemicals Co. Ltd.	25,289	1,120,587
#	SK Discovery Co. Ltd.	30,848	1,284,085
#*	SK Eternix Co. Ltd.	38,974	567,391
	SK Gas Ltd.	6,987	1,276,694
#*Ω	SK IE Technology Co. Ltd.	32,513	698,483
	SK Networks Co. Ltd.	285,912	910,117
#*	SK oceanplant Co. Ltd.	79,243	1,176,948
#	SK Securities Co. Ltd.	863,449	423,650
#	SL Corp.	48,829	1,240,657

		Shares	Value»
SOUTH KOREA — (Continued)
*	SMEC Co. Ltd.	97,327	$280,028
#	SNT Dynamics Co. Ltd.	41,800	1,577,656
#*	SNT Holdings Co. Ltd.	24,371	1,084,062
#	SNT Motiv Co. Ltd.	57,546	1,379,931
#	Solid, Inc.	151,084	850,624
#*	SOLUM Co. Ltd.	73,191	917,901
*	Solux Co. Ltd.	52,526	159,650
	Songwon Industrial Co. Ltd.	40,517	272,697
#	Soop Co. Ltd.	24,718	1,258,468
#	Soosan Industries Co. Ltd.	8,489	129,553
#	Soulbrain Co. Ltd.	3,962	783,601
#	Soulbrain Holdings Co. Ltd.	18,254	547,734
	SPC Samlip Co. Ltd.	1,349	49,209
#	SPG Co. Ltd.	39,138	924,407
#	ST Pharm Co. Ltd.	19,931	1,415,134
#	STIC Investments, Inc.	123,274	899,539
	Straffic Co. Ltd.	39,623	101,640
#*	Studio Dragon Corp.	30,469	972,673
	Suheung Co. Ltd.	15,919	298,649
*	Sukgyung AT Co. Ltd.	7,443	228,624
#	Sung Kwang Bend Co. Ltd.	53,485	1,179,820
#	Sungshin Cement Co. Ltd.	44,933	295,695
#	Sungwoo Hitech Co. Ltd.	122,192	579,017
	Sunjin Co. Ltd.	25,264	176,404
#*	Suprema, Inc.	13,237	313,311
*	Suresoft Technologies, Inc.	8,482	30,903
#	SY Co. Ltd.	41,163	87,834
	SY Steel Tech, Inc.	14,042	32,656
#*	Synergy Innovation Co. Ltd.	120,206	205,335
#*	Synopex, Inc.	256,749	1,178,144
#	Systems Technology, Inc.	37,695	603,166
#	T&L Co. Ltd.	12,428	400,415
	T3 Entertainment Co. Ltd.	30,983	41,037
	Tae Kyung Industrial Co. Ltd.	33,888	120,241
#	Taekwang Industrial Co. Ltd.	710	399,307
#*	Taewoong Co. Ltd.	24,606	529,899
#	TCC Steel	26,332	338,410
#	TechWing, Inc.	97,261	4,519,588
#	Telechips, Inc.	28,079	274,257

1054

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	TEMC Co. Ltd.	10,170	$66,464
#	TES Co. Ltd.	45,212	1,398,154
*	TFE Co. Ltd.	3,452	98,377
*	TK Chemical Corp.	18,185	21,069
#	TK Corp.	47,666	943,641
	TKG Huchems Co. Ltd.	52,809	662,054
#	TLB Co. Ltd.	18,038	863,591
#	Tokai Carbon Korea Co. Ltd.	17,011	1,975,348
*	Tongyang Life Insurance Co. Ltd.	93,235	442,541
	Tonymoly Co. Ltd.	6,329	42,395
	Toptec Co. Ltd.	13,383	43,757
#	Tovis Co. Ltd.	39,177	411,615
#	TS Corp.	140,490	276,187
#	TSE Co. Ltd.	8,349	302,903
*	TSI Co. Ltd.	5,190	22,036
*	Tway Air Co. Ltd.	13,327	17,033
#	TYM Corp.	89,222	371,933
#	UBCare Co. Ltd.	70,003	175,446
#	Ubiquoss Holdings, Inc.	32,753	246,297
	Ubiquoss, Inc.	39,775	245,641
#	Uju Electronics Co. Ltd.	15,673	421,558
*	Uni-Chem Co. Ltd.	87,228	80,154
#	Unid Co. Ltd.	12,791	602,711
#	Union Semiconductor Equipment & Materials Co. Ltd.	60,412	422,832
	Uniquest Corp.	5,493	29,542
#*	Unison Co. Ltd.	164,673	140,770
#*	UniTest, Inc.	50,562	717,162
#	Value Added Technology Co. Ltd.	26,781	412,125
*	Vaxcell-Bio Therapeutics Co. Ltd.	11,189	72,670
#	VICTEK Co. Ltd.	57,301	150,272
*††	Vidente Co. Ltd.	57,951	25,340
	Vieworks Co. Ltd.	29,404	390,714
#*	Vina Tech Co. Ltd.	6,531	251,990
#	Vitzrocell Co. Ltd.	48,568	931,879
*	VM, Inc.	21,402	360,417
#*	VT Co. Ltd.	54,440	952,636
#	Webzen, Inc.	44,001	372,357
*††	Wellbiotec Co. Ltd.	132,296	9,471
#*	Wemade Co. Ltd.	7,198	135,360
	Whanin Pharmaceutical Co. Ltd.	31,370	250,832
	WiSoL Co. Ltd.	37,899	150,188
*	Won Ik Corp.	13,035	74,121

		Shares	Value»
SOUTH KOREA — (Continued)
	Won Tech Co. Ltd.	31,985	$190,593
#*	Wonik Holdings Co. Ltd.	94,309	1,804,363
	WONIK IPS Co. Ltd.	28,192	1,264,451
	Wonik Materials Co. Ltd.	16,249	368,739
*	Wonik Pne Co. Ltd.	13,909	37,281
#	Wonik QnC Corp.	52,975	866,726
#	Woojin Ntec, Inc.	6,333	112,849
#	Woojin, Inc.	34,048	362,233
	Woongjin Thinkbig Co. Ltd.	48,500	49,519
#*	Woori Technology Investment Co. Ltd.	101,045	634,584
#*	Woori Technology, Inc.	480,804	1,620,125
#	Worldex Industry & Trading Co. Ltd.	40,391	711,401
#*	W-Scope Chungju Plant Co. Ltd.	23,281	128,251
*	Wysiwyg Studios Co. Ltd.	38,707	20,232
	Xexymix Corp.	24,123	77,319
*	Xperix, Inc.	6,898	16,675
	Y G-1 Co. Ltd.	6,593	23,429
#*	YC Corp.	94,783	963,193
*	Yest Co. Ltd.	8,144	100,910
#	YG Entertainment, Inc.	36,027	2,312,187
#*	YG PLUS	49,962	249,110
*	YMT Co. Ltd.	3,786	34,290
#	Youlchon Chemical Co. Ltd.	35,492	786,191
	Young Poong Corp.	4,860	167,053
#	Youngone Corp.	42,784	1,734,786
#	Youngone Holdings Co. Ltd.	20,806	2,073,821
	Yuanta Securities Korea Co. Ltd.	211,855	573,651
*	Yulho Co. Ltd.	47,438	35,024
#*	Yungjin Pharmaceutical Co. Ltd.	213,314	308,173
	Yunsung F&C Co. Ltd.	5,466	145,296
#	Zeus Co. Ltd.	66,051	714,267

TOTAL SOUTH KOREA			377,689,161

TAIWAN — (18.3%)
	104 Corp.	1,000	7,289
#	91APP, Inc.	98,000	229,445
	Abico Avy Co. Ltd.	326,918	528,501
#	Ability Enterprise Co. Ltd.	666,606	1,849,910

1055

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Ability Opto-Electronics Technology Co. Ltd.	224,776	$718,508
#	AcBel Polytech, Inc.	1,685,356	2,376,646
	Acer E-Enabling Service Business, Inc.	20,000	149,314
#	ACES Electronic Co. Ltd.	333,822	743,452
*	Acon Holding, Inc.	686,560	183,634
#	Acter Group Corp. Ltd.	353,980	8,835,744
#	Action Electronics Co. Ltd.	688,000	252,052
#	Actron Technology Corp.	139,151	627,574
	ADATA Technology Co. Ltd.	1,002,243	6,433,951
#	Addcn Technology Co. Ltd.	95,526	543,888
*	Adimmune Corp.	387,000	239,265
	Adlink Technology, Inc.	4,000	7,691
#	Advanced Ceramic X Corp.	156,000	601,915
	Advanced International Multitech Co. Ltd.	384,000	744,780
*	Advanced Optoelectronic Technology, Inc.	111,000	54,725
#	Advanced Power Electronics Corp.	138,000	456,894
#	Advancetek Enterprise Co. Ltd.	1,051,519	1,201,695
	Aero Win Technology Corp.	37,000	52,126
	Aerospace Industrial Development Corp.	2,123,000	3,638,311
#	AGV Products Corp.	1,432,433	479,362
#	AIC, Inc.	16,934	208,478
#	Alexander Marine Co. Ltd.	46,618	294,667
#	Allied Circuit Co. Ltd.	107,845	595,323
#	Allied Supreme Corp.	86,000	689,181
#	Allis Electric Co. Ltd.	550,811	1,971,155
#	Alltek Technology Corp.	554,423	575,264
#	Alltop Technology Co. Ltd.	121,774	976,321
#	Alpha Networks, Inc.	834,158	876,710
#	Altek Corp.	803,095	1,288,949

		Shares	Value»
TAIWAN — (Continued)
#	Amazing Microelectronic Corp.	278,352	$901,956
	Ambassador Hotel	1,092,000	1,524,119
	Ampak Technology, Inc.	19,000	42,006
	Ampire Co. Ltd.	317,000	259,735
#	Ample Electronic Technology Co. Ltd.	35,700	198,536
#	AMPOC Far-East Co. Ltd.	351,727	1,031,362
	AmTRAN Technology Co. Ltd.	1,384,394	630,764
*	Amulaire Thermal Technology, Inc.	120,017	141,974
	Anderson Industrial Corp.	72,000	33,454
	Anji Technology Co. Ltd.	110,317	133,237
	Aopen, Inc.	51,000	80,111
#	Apac Opto Electronics, Inc.	147,000	384,183
#	Apacer Technology, Inc.	315,325	1,056,970
	APAQ Technology Co. Ltd.	484	2,894
	APCB, Inc.	297,000	141,125
#	Apex Biotechnology Corp.	226,483	241,970
#	Apex Dynamics, Inc.	4,000	86,649
#*	Apex International Co. Ltd.	406,749	274,476
	Apex Science & Engineering	205,255	73,328
	ARBOR Technology Corp.	88,000	116,451
	Arcadyan Technology Corp.	473,055	3,091,486
	Ardentec Corp.	1,249,274	3,785,663
#	ARES International Corp.	62,000	101,985
	Argosy Research, Inc.	185,396	1,102,407
#	Asia Optical Co., Inc.	766,000	3,885,166
#	Asia Polymer Corp.	1,156,996	471,172
#	Asia Tech Image, Inc.	198,000	489,717
	ASIX Electronics Corp.	92,000	284,162
	ASROCK, Inc.	126,000	1,310,747
#	ATE Energy International Co. Ltd.	188,000	183,201

1056

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Aten International Co. Ltd.	300,479	$591,287
	Auden Techno Corp.	44,000	138,494
#	Audix Corp.	279,600	586,789
#	AURAS Technology Co. Ltd.	136,148	4,635,054
#	Aurora Corp.	262,349	491,537
	Avalue Technology, Inc.	164,000	592,682
	Avermedia Technologies	36,000	45,876
#	Axiomtek Co. Ltd.	218,765	582,669
	Azurewave Technologies, Inc.	214,000	506,407
	Bafang Yunji International Co. Ltd.	77,000	481,828
	Bank of Kaohsiung Co. Ltd.	3,611,343	1,420,349
#	Basso Industry Corp.	472,900	500,993
#	BenQ Materials Corp.	556,000	375,293
*	BES Engineering Corp.	4,254,750	2,117,905
#*	Bin Chuan Enterprise Co. Ltd.	224,070	483,910
#*	Bionime Corp.	104,486	208,827
#*	Biostar Microtech International Corp.	631,975	466,694
#	Bioteque Corp.	157,308	629,268
	Bora Pharmaceuticals Co. Ltd.	14,000	282,506
#	Brave C&H Supply Co. Ltd.	50,000	117,913
#	Bright Led Electronics Corp.	375,520	249,571
	Brighton-Best International Taiwan, Inc.	1,344,318	1,463,740
#	Brillian Network & Automation Integrated System Co. Ltd.	63,008	485,305
#	C Sun Manufacturing Ltd.	468,969	2,679,889
*	Calin Technology Co. Ltd.	51,000	56,068
*	Cameo Communications, Inc.	631,645	205,167
#	Capital Futures Corp.	338,280	543,689
	Capital Securities Corp.	5,089,501	4,038,045

		Shares	Value»
TAIWAN — (Continued)
#*	Career Technology MFG. Co. Ltd.	370,003	$177,812
#	Castles Technology Co. Ltd.	175,651	405,170
#	Caswell, Inc.	82,000	223,606
	Cathay Chemical Works	39,000	56,942
	Cathay Consolidated, Inc.	28,598	75,170
	Cathay Real Estate Development Co. Ltd.	1,613,700	1,196,382
#*	CCP Contact Probes Co. Ltd.	263,978	463,805
#	Celxpert Energy Corp.	244,919	323,515
	Cenra, Inc.	419,500	463,153
#	Center Laboratories, Inc.	1,604,439	1,771,139
#	Central Reinsurance Co. Ltd.	832,905	664,171
	Century Iron & Steel Industrial Co. Ltd.	405,000	2,014,707
*	ChainQui Construction Development Co. Ltd.	363,080	174,395
#	Chaintech Technology Corp.	20,000	18,923
#	Champion Building Materials Co. Ltd.	586,465	173,161
#	Champion Microelectronic Corp.	51,000	121,392
#	Chang Wah Electromaterials, Inc.	1,297,350	1,905,054
#	Chang Wah Technology Co. Ltd.	1,180,425	1,543,520
#	Channel Well Technology Co. Ltd.	655,000	1,640,827
	Chant Sincere Co. Ltd.	44,000	57,262
	Charoen Pokphand Enterprise	618,483	2,753,587
#	CHC Healthcare Group	293,000	410,274
#	CHC Resources Corp.	346,282	790,884
#	Chen Full International Co. Ltd.	342,000	443,597

1057

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chenbro Micom Co. Ltd.	189,000	$5,647,651
#	Chenfull Precision Co. Ltd.	29,000	106,683
	Cheng Loong Corp.	2,720,383	1,510,368
#*	Cheng Mei Materials Technology Corp.	883,524	393,097
#	Cheng Uei Precision Industry Co. Ltd.	844,331	1,349,905
#	Chenming Electronic Technology Corp.	287,437	1,153,797
#	Chia Chang Co. Ltd.	378,000	508,635
	Chia Hsin Cement Corp.	1,760,643	740,349
#	Chicony Power Technology Co. Ltd.	408,454	1,194,585
	Chief Telecom, Inc.	67,900	797,326
	Chien Kuo Construction Co. Ltd.	324,999	274,667
	Chien Shing Harbour Service Co. Ltd.	23,000	32,177
	China Bills Finance Corp.	2,443,000	1,322,481
	China Ecotek Corp.	145,000	260,604
#	China Electric Manufacturing Corp.	741,959	304,633
#	China General Plastics Corp.	1,397,461	503,617
#	China Glaze Co. Ltd.	235,002	140,271
#*	China Man-Made Fiber Corp.	3,001,390	609,016
#	China Metal Products	889,603	758,790
#	China Motor Corp.	472,600	894,526
#*	China Petrochemical Development Corp.	6,418,673	1,563,140
#	China Steel Chemical Corp.	387,554	1,025,501
#	China Steel Structure Co. Ltd.	282,000	376,935
#	China Wire & Cable Co. Ltd.	252,160	312,456
	Chinese Maritime Transport Ltd.	266,594	494,981
#	Ching Feng Home Fashions Co. Ltd.	346,360	222,448
#	Chin-Poon Industrial Co. Ltd.	1,209,207	1,286,008
	Chipbond Technology Corp.	2,027,000	3,922,764

		Shares	Value»
TAIWAN — (Continued)
#	ChipMOS Technologies, Inc. (8150 TT)	1,530,076	$1,609,647
#	Chlitina Holding Ltd.	108,191	351,357
	Chong Hong Construction Co. Ltd.	639,666	1,636,114
	Chun YU Works & Co. Ltd.	526,050	269,130
#	Chun Yuan Steel Industry Co. Ltd.	1,806,529	1,122,951
#*	Chung Hung Steel Corp.	498,979	239,505
	Chung Hwa Food Industrial Co. Ltd.	129,288	362,927
#*	Chung Hwa Pulp Corp.	1,310,405	531,610
#	Chunghwa Precision Test Tech Co. Ltd.	50,000	2,604,127
	Chyang Sheng Texing Co. Ltd.	304,000	167,869
	Cleanaway Co. Ltd. (8422 TT)	218,000	1,712,083
	Clevo Co.	1,450,200	1,861,305
#	CMC Magnetics Corp.	2,455,108	726,589
#	C-Media Electronics, Inc.	124,000	164,280
#	CoAsia Electronics Corp.	151,827	265,451
	Collins Co. Ltd.	351,431	155,676
	Complex Micro Interconnection Co. Ltd.	64,000	81,120
#	Compucase Enterprise	278,000	898,848
	Concord International Securities Co. Ltd.	478,816	248,826
	Concord Securities Co. Ltd.	1,895,118	783,995
#	Continental Holdings Corp.	1,287,320	905,534
#	Contrel Technology Co. Ltd.	513,000	655,306
	Coremax Corp.	256,215	533,790
#	Coretronic Corp.	1,108,200	3,142,308
	Co-Tech Development Corp.	754,533	5,729,116
	Coxon Precise Industrial Co. Ltd.	44,000	18,428
	Crowell Development Corp.	158,900	159,534
#	CTCI Corp.	1,425,465	1,413,098

1058

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	CTI Traffic Industries Co. Ltd.	85,400	$274,439
#	Cub Elecparts, Inc.	15,000	49,416
	CviLux Corp.	218,040	579,924
#	Cyberlink Corp.	127,000	386,672
	CyberPower Systems, Inc.	223,650	1,733,722
#*	CyberTAN Technology, Inc.	972,779	839,977
	Cystech Electronics Corp.	15,750	38,692
	DA CIN Construction Co. Ltd.	881,368	1,878,626
	Dafeng TV Ltd.	304,870	486,067
#	Dah San Electric Wire & Cable Co. Ltd.	152,880	228,759
	Da-Li Development Co. Ltd.	1,578,581	2,527,748
#	Darfon Electronics Corp.	658,550	769,396
	Darwin Precisions Corp.	636,771	231,248
#	Daxin Materials Corp.	191,200	2,360,802
#	De Licacy Industrial Co. Ltd.	256,803	90,820
	Delpha Construction Co. Ltd.	180,000	173,060
#	Depo Auto Parts Ind Co. Ltd.	302,000	1,337,857
	DFI, Inc.	8,000	17,712
#	Dimerco Data System Corp.	208,612	827,319
	Dimerco Express Corp.	453,945	1,186,754
#	D-Link Corp.	1,250,855	675,991
	Donpon Precision, Inc.	96,600	149,272
	Dr. Wu Skincare Co. Ltd.	57,000	223,288
	Draytek Corp.	182,000	161,371
	Drewloong Precision, Inc.	51,412	252,760
	Dyaco International, Inc.	60,080	44,398
#	Dynamic Holding Co. Ltd.	732,707	2,129,675
#	Dynapack International Technology Corp.	480,000	4,766,270
#	Eastech Holding Ltd.	110,000	388,427
	Eastern Media International Corp.	640,353	428,983

		Shares	Value»
TAIWAN — (Continued)
	eCloudvalley Digital Technology Co. Ltd.	9,000	$20,945
	ECOVE Environment Corp.	113,000	1,061,722
#	Edimax Technology Co. Ltd.	599,108	383,895
#	Edison Opto Corp.	204,749	118,864
#*	Edom Technology Co. Ltd.	732,964	900,491
#	eGalax_eMPIA Technology, Inc.	127,777	158,027
#*	Egis Technology, Inc.	73,000	324,936
#	Elan Microelectronics Corp.	907,400	3,644,341
	E-Lead Electronic Co. Ltd.	181,873	260,105
	E-LIFE MALL Corp.	295,000	635,421
#	Elite Advanced Laser Corp.	531,226	4,689,315
#	Elite Semiconductor Microelectronics Technology, Inc.	813,200	2,368,474
	Elitegroup Computer Systems Co. Ltd.	786,254	516,678
#	Emerging Display Technologies Corp.	462,000	309,526
	ENE Technology, Inc.	24,000	25,664
	Ennoconn Corp.	204,938	1,942,146
#	Ennostar, Inc.	1,448,462	1,610,196
	EnTie Commercial Bank Co. Ltd.	1,631,603	699,285
	EOI Investment Holdings Co. Ltd.	269,000	164,947
#*	Epileds Technologies, Inc.	108,000	68,100
	Eson Precision Ind Co. Ltd.	272,000	728,327
#	Eternal Materials Co. Ltd.	2,656,985	3,519,855
#	Eurocharm Holdings Co. Ltd.	102,000	409,997
#	Ever Supreme Bio Technology Co. Ltd.	146,225	767,280
*	Everest Textile Co. Ltd.	610,762	112,375
	Evergreen Aviation Technologies Corp.	171,000	821,467
	Evergreen International Storage & Transport Corp.	795,000	1,479,145

1059

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	EVERGREEN Steel Corp.	421,000	$1,453,615
#	Everlight Chemical Industrial Corp.	1,420,606	862,592
#	Everlight Electronics Co. Ltd.	1,251,000	2,378,977
	Evertop Wire Cable Corp.	197,000	217,124
	Excelsior Medical Co. Ltd.	437,834	1,208,416
	Far Eastern Department Stores Ltd.	3,000,000	2,108,896
	Far Eastern International Bank	8,657,051	3,556,324
#	Faraday Technology Corp.	132,000	779,254
#	Farglory F T Z Investment Holding Co. Ltd.	445,709	701,872
#	Farglory Land Development Co. Ltd.	657,000	1,151,078
#*	Federal Corp.	1,194,238	765,763
#	Feedback Technology Corp.	102,222	357,928
	Feng Hsin Steel Co. Ltd.	1,642,100	3,377,728
#	FineTek Co. Ltd.	54,557	203,267
#	Firich Enterprises Co. Ltd.	606,514	469,072
#	First Copper Technology Co. Ltd.	80,000	108,703
#	First Hi-Tec Enterprise Co. Ltd.	189,580	2,161,382
	First Hotel	713,350	300,372
#	First Insurance Co. Ltd.	900,179	769,057
*	First Steamship Co. Ltd.	1,862,612	348,728
#	FIT Holding Co. Ltd.	206,456	248,483
	Fitipower Integrated Technology, Inc.	106,350	524,080
#*	Fittech Co. Ltd.	53,785	120,088
*	FLEXium Interconnect, Inc.	817,087	1,674,563
#	Flytech Technology Co. Ltd.	369,309	1,273,297
#	FocalTech Systems Co. Ltd.	183,000	350,366
#	Forcecon Tech Co. Ltd.	198,685	704,784

		Shares	Value»
TAIWAN — (Continued)
	Forest Water Environment Engineering Co. Ltd.	45,408	$59,404
#	Formosa Advanced Technologies Co. Ltd.	514,000	632,475
	Formosa International Hotels Corp.	161,329	998,653
	Formosa Laboratories, Inc.	261,089	525,284
	Formosa Oilseed Processing Co. Ltd.	246,548	245,158
#	Formosa Optical Technology Co. Ltd.	128,000	406,497
#	Formosa Sumco Technology Corp.	62,000	200,290
#	Formosa Taffeta Co. Ltd.	451,000	218,141
#	Formosan Rubber Group, Inc.	644,956	497,809
#	Formosan Union Chemical Corp.	893,733	483,096
	Founding Construction & Development Co. Ltd.	629,623	304,907
#	Foxsemicon Integrated Technology, Inc.	248,027	2,972,711
	Franbo Lines Corp.	53,328	37,375
	Froch Enterprise Co. Ltd.	581,189	262,352
#	FSP Technology, Inc.	549,427	1,079,794
	Fu Chun Shin Machinery Manufacture Co. Ltd.	146,000	92,647
#	Fu Hua Innovation Co. Ltd.	1,044,627	664,855
#	Fulgent Sun International Holding Co. Ltd.	453,958	1,412,783
	Fullerton Technology Co. Ltd.	233,600	178,523
#*	Fulltech Fiber Glass Corp.	1,443,185	3,377,389
#	Fusheng Precision Co. Ltd.	273,000	2,147,211
	Fwusow Industry Co. Ltd.	652,943	289,493
#	G Shank Enterprise Co. Ltd.	506,474	1,580,417

1060

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Gallant Micro Machining Co. Ltd.	2,000	$41,024
#	Gamania Digital Entertainment Co. Ltd.	354,000	682,543
#*	GCS Holdings, Inc.	260,000	1,533,024
#	GEM Services, Inc.	142,570	377,337
	Gemtek Technology Corp.	966,219	820,288
*	General Interface Solution GIS Holding Ltd.	46,000	73,670
#	General Plastic Industrial Co. Ltd.	196,357	179,120
	Generalplus Technology, Inc.	195,000	247,697
#	Genesys Logic, Inc.	208,000	726,119
	Genius Electronic Optical Co. Ltd.	151,917	2,064,273
#	GeoVision, Inc.	74,725	112,078
	Getac Holdings Corp.	493,360	2,210,043
	GFC Ltd.	229,600	925,820
#	Giant Manufacturing Co. Ltd.	85,000	280,044
*	Giantplus Technology Co. Ltd.	700,900	270,544
*	Gigasolar Materials Corp.	36,400	80,139
#*	Gigastorage Corp.	764,965	470,365
	Global Brands Manufacture Ltd.	895,061	3,385,127
#	Global Lighting Technologies, Inc.	284,000	385,017
#	Global Mixed Mode Technology, Inc.	222,000	1,679,127
#	Global PMX Co. Ltd.	134,000	619,559
	Globe Union Industrial Corp.	355,230	118,801
#	Gloria Material Technology Corp.	1,210,547	1,337,030
	GMI Technology, Inc.	42,573	53,778
#	Golden Long Teng Development Co. Ltd.	107,000	95,682
	Goldsun Building Materials Co. Ltd.	2,513,587	2,955,188
	Good Finance Securities Co. Ltd.	17,000	14,157
#	Good Will Instrument Co. Ltd.	238,869	442,126
#	Gordon Auto Body Parts	315,000	324,343

		Shares	Value»
TAIWAN — (Continued)
	Gourmet Master Co. Ltd.	102,000	$231,356
#	Grand Fortune Securities Co. Ltd.	878,683	339,517
#*	Grand Pacific Petrochemical	3,405,280	1,140,332
	Grand Process Technology Corp.	79,000	3,712,431
	GrandTech CG Systems, Inc.	204,797	358,747
	Grape King Bio Ltd.	408,000	1,637,431
#	Great China Metal Industry	483,000	315,677
#	Great Taipei Gas Co. Ltd.	1,444,000	1,408,604
	Great Tree Pharmacy Co. Ltd.	157,583	565,602
	Great Wall Enterprise Co. Ltd.	2,255,001	3,808,554
	Greatek Electronics, Inc.	978,000	2,236,414
#	Green World FinTech Service Co. Ltd.	167,000	323,207
#	Group Up Industrial Co. Ltd.	98,000	884,506
#	GTM Holdings Corp.	431,150	425,363
#	Gudeng Precision Industrial Co. Ltd.	130,094	1,484,213
	Hannstar Board Corp.	870,277	2,662,055
#*	HannStar Display Corp.	3,921,505	909,222
*	HannsTouch Holdings Co.	1,184,782	246,357
#	Hanpin Electron Co. Ltd.	170,000	254,018
#*	Harvatek Corp.	513,949	337,852
#	Heran Co. Ltd.	36,000	74,523
	Hey Song Corp.	1,451,750	1,761,798
	Hi-Clearance, Inc.	100,290	448,572
#	Highlight Tech Corp.	257,024	367,284
	Hi-Lai Foods Co. Ltd.	20,000	104,023
#	HIM International Music, Inc.	60,710	184,557
#*	Hitron Technology, Inc.	447,557	352,527
	Hiwin Technologies Corp.	69,000	498,189
#	Hiyes International Co. Ltd.	43,667	118,587
	Ho Tung Chemical Corp.	2,214,684	589,797
#	Hocheng Corp.	783,734	455,472

1061

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Holdings-Key Electric Wire & Cable Co. Ltd.	164,726	$238,187
#	Holiday Entertainment Co. Ltd.	162,430	320,097
#*	Holtek Semiconductor, Inc.	549,000	721,185
	Holy Stone Enterprise Co. Ltd.	532,655	1,970,679
#	Hong Pu Real Estate Development Co. Ltd.	756,185	641,142
	Hong TAI Electric Industrial	794,000	1,015,017
	Hong YI Fiber Industry Co.	75,652	28,404
#	Horizon Securities Co. Ltd.	1,136,320	402,287
#	Hota Industrial Manufacturing Co. Ltd.	594,299	1,145,509
#	Hotai Finance Co. Ltd.	86,000	172,121
	Hsin Kuang Steel Co. Ltd.	356,000	459,079
	Hsin Yung Chien Co. Ltd.	157,255	460,260
#	Hsing TA Cement Co.	488,162	245,520
#*	HTC Corp.	1,637,000	2,670,471
#	Hu Lane Associate, Inc.	270,931	1,157,678
#	HUA ENG Wire & Cable Co. Ltd.	1,109,565	1,187,471
	Huaku Development Co. Ltd.	949,196	3,210,765
#	Huang Hsiang Construction Corp.	231,922	310,572
#	Hung Ching Development & Construction Co. Ltd.	598,000	529,985
#	Hung Sheng Construction Ltd.	1,026,251	710,875
	Huxen Corp.	119,244	187,670
#	Hwa Fong Rubber Industrial Co. Ltd.	717,812	352,319
#	Hwacom Systems, Inc.	234,000	185,453
#	Hwang Chang General Contractor Co. Ltd.	527,303	1,185,384
	IBF Financial Holdings Co. Ltd.	9,211,827	4,561,437

		Shares	Value»
TAIWAN — (Continued)
	Ichia Technologies, Inc.	673,000	$1,109,599
#	I-Chiun Precision Industry Co. Ltd.	122,000	290,115
#	IEI Integration Corp.	337,832	734,023
#	Infortrend Technology, Inc.	695,163	516,775
#	Info-Tek Corp.	203,000	240,819
#	Ingentec Corp.	61,009	494,617
	Innodisk Corp.	266,022	3,713,214
	Inpaq Technology Co. Ltd.	291,524	821,165
#	Insyde Software Corp.	116,400	858,407
#	Intai Technology Corp.	135,400	439,692
#	Integrated Service Technology, Inc.	243,091	870,526
*	IntelliEPI, Inc.	13,000	65,901
	Interactive Digital Technologies, Inc.	36,000	86,584
*	International CSRC Investment Holdings Co.	778,363	258,546
#	Iron Force Industrial Co. Ltd.	122,786	378,773
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	736,485
	ITE Technology, Inc.	446,095	1,886,061
#	ITEQ Corp.	689,040	2,608,818
#	Jarllytec Co. Ltd.	168,100	534,623
#	Jean Co. Ltd.	291,556	241,488
#	Jetwell Computer Co. Ltd.	17,920	103,072
#	Jia Wei Lifestyle, Inc.	29,950	38,762
	Jih Lin Technology Co. Ltd.	22,000	38,364
#	Jiin Yeeh Ding Enterprise Co. Ltd.	149,200	311,516
#	Johnson Health Tech Co. Ltd.	158,000	818,216
#	JPC connectivity, Inc.	269,925	1,458,785
	JPP Holding Co. Ltd.	21,001	216,230
#	K Laser Technology, Inc.	507,000	256,919
#	Kaimei Electronic Corp.	278,183	845,134
	Kaori Heat Treatment Co. Ltd.	225,197	4,536,983
#	Kedge Construction Co. Ltd.	44,663	127,568
	Keding Enterprises Co. Ltd.	5,000	17,966

1062

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	KEE TAI Properties Co. Ltd.	1,154,885	$396,058
	Kenda Rubber Industrial Co. Ltd.	1,104,155	718,980
#	Kerry TJ Logistics Co. Ltd.	732,000	800,146
#	Keystone Microtech Corp.	48,000	659,772
#	KHGEARS International Ltd.	50,000	282,065
#	Kindom Development Co. Ltd.	1,327,590	1,435,634
	King Chou Marine Technology Co. Ltd.	168,920	281,457
	King Polytechnic Engineering Co. Ltd.	111,300	164,601
#*	King’s Town Construction Co. Ltd.	333,074	451,296
#	Kinik Co.	318,000	3,228,773
#*	Kinko Optical Co. Ltd.	344,103	512,044
#	Kinpo Electronics	3,476,157	2,558,104
	Kinsus Interconnect Technology Corp.	706,000	3,115,906
	KMC Kuei Meng International, Inc.	120,253	351,842
#	KNH Enterprise Co. Ltd.	483,020	265,955
#	KS Terminals, Inc.	389,482	633,677
#	Kung Long Batteries Industrial Co. Ltd.	244,000	963,222
*	Kung Sing Engineering Corp.	1,126,290	424,157
#	Kuo Toong International Co. Ltd.	662,648	1,241,945
#*	Kuo Yang Construction Co. Ltd.	512,899	314,085
#	Kwong Fong Industries Corp.	313,691	115,684
	Kwong Lung Enterprise Co. Ltd.	316,000	491,213
	L&K Engineering Co. Ltd.	528,580	8,177,201
#	La Kaffa International Co. Ltd.	56,701	136,628
*	LAN FA Textile	680,933	264,683
#	Lanner Electronics, Inc.	295,650	772,802

		Shares	Value»
TAIWAN — (Continued)
#	Laser Tek Taiwan Co. Ltd.	240,128	$403,370
	Laster Tech Co. Ltd.	65,638	44,320
*	Leader Electronics, Inc.	171,499	61,661
#*	Lealea Enterprise Co. Ltd.	1,737,967	367,799
#	LEE CHI Enterprises Co. Ltd.	388,000	148,698
#	Lelon Electronics Corp.	317,327	1,119,542
#	Lemtech Holdings Co. Ltd.	91,407	237,277
	Leo Systems, Inc.	76,000	87,819
*	Leofoo Development Co. Ltd.	130,278	71,341
*	Li Peng Enterprise Co. Ltd.	1,449,897	261,495
#	Lian HWA Food Corp.	414,294	1,491,934
#	Lingsen Precision Industries Ltd.	1,105,506	737,923
#	Lintes Technology Co. Ltd.	12,573	37,483
	Lion Travel Service Co. Ltd.	142,000	723,945
#	Liton Technology Corp.	106,000	164,266
*	Long Bon International Co. Ltd.	469,274	224,301
#	Long Da Construction & Development Corp.	157,000	145,563
#*	Longchen Paper & Packaging Co. Ltd.	1,748,637	531,771
#	Longwell Co.	400,000	2,433,167
#	Loop Telecommunication International, Inc.	45,000	66,530
	Lotus Pharmaceutical Co. Ltd.	49,000	470,072
	Lucky Cement Corp.	540,000	262,462
#	Lumax International Corp. Ltd.	303,832	976,249
#*	Lung Yen Life Service Corp.	407,000	687,974
	Lungteh Shipbuilding Co. Ltd.	100,800	392,557
	Macauto Industrial Co. Ltd.	29,000	56,082
	Macroblock, Inc.	38,000	72,563
#*	Macronix International Co. Ltd.	4,341,000	4,376,310

1063

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	MacroWell OMG Digital Entertainment Co. Ltd.	15,000	$39,891
	Makalot Industrial Co. Ltd.	106,000	924,841
#	Marketech International Corp.	227,000	1,805,378
#	Materials Analysis Technology, Inc.	161,320	1,062,703
	Maxigen Biotech, Inc.	48,600	67,048
#	Mayer Steel Pipe Corp.	621,080	480,388
	Maywufa Co. Ltd.	69,322	49,135
#*	Mechema Chemicals International Corp.	67,000	158,980
#	Megaforce Co. Ltd.	107,000	143,565
	Meiloon Industrial Co.	266,184	203,083
#	Mercuries & Associates Holding Ltd.	1,697,367	788,586
*	Mercuries Life Insurance Co. Ltd.	4,102,511	964,544
#	Merry Electronics Co. Ltd.	559,801	1,859,972
#	METAAGE Corp.	81,000	136,751
*	Microbio Co. Ltd.	492,897	352,505
#	Mildef Crete, Inc.	193,000	671,636
	Mitac Holdings Corp.	2,540,909	8,201,943
*	Mobiletron Electronics Co. Ltd.	115,800	113,045
	momo.com, Inc.	21,000	159,097
#*	MOSA Industrial Corp.	200,170	110,084
#	Mosel Vitelic, Inc.	112,000	123,425
	Motech Industries, Inc.	454,000	250,489
	MPI Corp.	138,000	9,357,068
#	MSSCORPS Co. Ltd.	101,534	563,192
	Nak Sealing Technologies Corp.	173,954	601,286
#	Namchow Holdings Co. Ltd.	565,000	710,901
	Nan Juen International Co. Ltd.	2,000	18,207
#	Nan Kang Rubber Tire Co. Ltd.	112,135	131,795
	Nan Pao Resins Chemical Co. Ltd.	71,000	845,959
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	438,317	141,442

		Shares	Value»
TAIWAN — (Continued)
	Nang Kuang Pharmaceutical Co. Ltd.	162,000	$204,553
#	Nantex Industry Co. Ltd.	927,606	672,048
#	National Aerospace Fasteners Corp.	74,000	258,358
#	National Petroleum Co. Ltd.	227,824	424,617
#	Netronix, Inc.	209,000	913,628
*	New Asia Construction & Development Corp.	265,000	127,360
	New Best Wire Industrial Co. Ltd.	195,600	185,609
#*	Newmax Technology Co. Ltd.	99,000	98,537
#	Nichidenbo Corp.	636,417	1,864,044
#	Nidec Chaun-Choung Technology Corp.	110,000	485,572
#	Niko Semiconductor Co. Ltd.	279,175	512,209
#	Nishoku Technology, Inc.	132,400	545,711
	North-Star International Co. Ltd.	22,000	18,903
#	Nova Technology Corp.	84,000	469,097
	Nuvoton Technology Corp.	70,000	139,622
	O-Bank Co. Ltd.	2,729,071	802,941
#	Ocean Plastics Co. Ltd.	764,200	894,095
	Optimax Technology Corp.	176,000	114,635
	Orient Semiconductor Electronics Ltd.	1,061,599	1,666,990
*	Oriental Union Chemical Corp.	447,267	173,682
#	O-TA Precision Industry Co. Ltd.	216,227	521,773
	Pacific Construction Co.	888,921	275,322
#	Pacific Hospital Supply Co. Ltd.	255,209	733,845
	Paiho Shih Holdings Corp.	528,738	427,950
#	Pan German Universal Motors Ltd.	36,000	339,647
	Pan Jit International, Inc.	988,486	2,698,447

1064

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Pan-International Industrial Corp.	1,321,747	$2,401,039
#	Panion & BF Biotech, Inc.	135,449	291,545
	Parade Technologies Ltd.	51,000	1,123,643
#	Parpro Corp.	208,000	355,347
#	PCL Technologies, Inc.	196,400	760,036
#	P-Duke Technology Co. Ltd.	214,633	711,260
	Pegavision Corp.	36,913	408,300
#	PharmaEngine, Inc.	79,000	182,513
#	Phoenix Silicon International Corp.	370,293	2,072,431
	Phoenix Tours International, Inc.	120,120	201,706
*	Phytohealth Corp.	225,000	101,870
#	Pixart Imaging, Inc.	462,150	3,469,155
	Planet Technology Corp.	160,000	687,845
	Plastron Precision Co. Ltd.	336,460	181,359
#	Polytronics Technology Corp.	165,124	246,106
#	Posiflex Technology, Inc.	118,457	829,941
	Power Wind Health Industry, Inc.	110,314	587,212
*	Powerchip Semiconductor Manufacturing Corp.	1,071,000	1,087,156
	Poya International Co. Ltd.	154,855	2,288,559
#	President Securities Corp.	3,057,112	2,351,220
	Primax Electronics Ltd.	1,199,000	3,226,153
#	Prince Housing & Development Corp.	2,369,644	686,707
#	Pro Hawk Corp.	50,000	243,835
	Progate Group Corp.	14,589	76,502
#	Promate Electronic Co. Ltd.	746,390	1,149,789
#	Prosperity Dielectrics Co. Ltd.	312,559	596,040
#	PSS Co. Ltd.	28,000	137,636
	QST International Corp.	206,099	284,360
#	Qualipoly Chemical Corp.	308,048	1,808,362

		Shares	Value»
TAIWAN — (Continued)
	Quang Viet Enterprise Co. Ltd.	80,231	$201,340
#	Quanta Storage, Inc.	548,000	1,887,955
*	Quintain Steel Co. Ltd.	902,039	255,496
#	Radiant Opto-Electronics Corp.	273,000	1,169,433
	Radium Life Tech Co. Ltd.	1,622,794	579,597
#	Rafael Microelectronics, Inc.	27,821	100,461
#	Raydium Semiconductor Corp.	137,000	1,082,650
#	Rechi Precision Co. Ltd.	847,181	635,235
	Rexon Industrial Corp. Ltd.	143,000	128,079
	Rich Development Co. Ltd.	1,111,137	305,960
	Richmond International Travel & Tours Co. Ltd.	18,500	53,187
*	Ritek Corp.	1,617,867	523,221
	Ruentex Engineering & Construction Co.	335,227	1,823,439
	Ruentex Industries Ltd.	61,000	106,417
	Run Long Construction Co. Ltd.	474,200	585,365
#	Sakura Development Co. Ltd.	558,195	871,937
#	Sampo Corp.	1,267,861	1,013,830
#	San Fang Chemical Industry Co. Ltd.	686,647	689,784
#	San Fu Chemical Co. Ltd.	79,000	278,268
#	San Shing Fastech Corp.	382,875	639,694
#	Sanyang Motor Co. Ltd.	422,000	828,030
#	Savior Lifetec Corp.	665,000	369,470
	SCI Pharmtech, Inc.	52,982	99,114
#	Scientech Corp.	166,000	1,913,269
#	ScinoPharm Taiwan Ltd.	348,000	198,119
#	SciVision Biotech, Inc.	63,000	183,615
#	SDI Corp.	398,000	1,101,130

1065

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sea Sonic Electronics Co. Ltd.	81,000	$181,165
	Securitag Assembly Group Co. Ltd.	5,000	17,201
	Senao International Co. Ltd.	300,541	283,473
#	Senao Networks, Inc.	94,207	464,748
	Sensortek Technology Corp.	57,000	351,869
	Sercomm Corp.	818,000	2,621,590
#	Sesoda Corp.	616,803	604,986
	Sharehope Medicine Co. Ltd.	337,755	266,802
	Sheng Yu Steel Co. Ltd.	282,980	194,856
#	ShenMao Technology, Inc.	355,891	1,169,097
	Shieh Yih Machinery Industry Co. Ltd.	189,000	131,260
#	Shih Her Technologies, Inc.	173,880	976,876
*	Shih Wei Navigation Co. Ltd.	143,842	81,852
	Shin Hai Gas Corp.	1,245	2,012
	Shin Hsiung Natural Gas Co. Ltd.	35,303	46,626
#	Shin Ruenn Development Co. Ltd.	290,523	550,018
#	Shin Zu Shing Co. Ltd.	548,942	3,747,697
#*	Shining Building Business Co. Ltd.	862,814	253,879
	Shinkong Insurance Co. Ltd.	666,131	2,435,282
#	Shinkong Synthetic Fibers Corp.	4,133,395	1,791,574
#	Shinkong Textile Co. Ltd.	779,542	1,431,313
#	Shiny Chemical Industrial Co. Ltd.	467,360	2,212,446
#*	Shuttle, Inc.	978,152	588,330
	Sigurd Microelectronics Corp.	1,466,907	4,962,922
#	Silicon Integrated Systems Corp.	838,400	1,502,872
*	Silicon Optronics, Inc.	9,000	17,554
	Sincere Navigation Corp.	737,139	578,995
	Sinher Technology, Inc.	35,000	28,931

		Shares	Value»
TAIWAN — (Continued)
#	Sinmag Equipment Corp.	158,056	$691,072
	Sino-American Silicon Products, Inc.	341,000	1,379,861
	Sinon Corp.	1,334,510	1,851,135
	SinoPac Financial Holdings Co. Ltd.	1,818,017	1,513,305
	Sinphar Pharmaceutical Co. Ltd.	351,469	367,724
	Sinyi Realty, Inc.	834,660	614,672
	Sitronix Technology Corp.	362,879	2,357,790
#	Siward Crystal Technology Co. Ltd.	491,000	359,233
*	Skardin Industrial Corp.	7,000	9,329
#	Soft-World International Corp.	234,000	775,243
#	Solar Applied Materials Technology Corp.	1,527,372	2,935,609
#	Solteam, Inc.	233,607	366,146
#	Song Shang Electronics Co. Ltd.	76,000	52,956
#	Sonix Technology Co. Ltd.	364,000	415,282
	Southeast Cement Co. Ltd.	579,700	312,482
#	Speed Tech Corp.	321,000	491,838
#	Sporton International, Inc.	252,231	1,466,658
	Sports Gear Co. Ltd.	71,000	258,705
	St. Shine Optical Co. Ltd.	11,000	46,682
#	Standard Chemical & Pharmaceutical Co. Ltd.	288,571	520,348
#	Standard Foods Corp.	583,000	594,902
#	Stark Technology, Inc.	334,688	1,736,515
*	Starlux Airlines Co. Ltd.	237,000	184,826
#	S-Tech Corp.	341,032	259,080
	Sun Max Tech Ltd.	17,805	48,438
*	Sun Yad Construction Co. Ltd.	271,329	138,279
*	Sunko INK Co. Ltd.	291,400	112,417
#	SunMax Biotechnology Co. Ltd.	96,000	1,217,071

1066

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Sunny Friend Environmental Technology Co. Ltd.	135,998	$365,733
	Sunonwealth Electric Machine Industry Co. Ltd.	664,487	3,243,349
	Sunplus Innovation Technology, Inc.	33,880	148,894
#*	Sunplus Technology Co. Ltd.	1,577,000	1,100,211
#	Sunrex Technology Corp.	308,612	416,946
	Sunspring Metal Corp.	129,069	92,282
	Superalloy Industrial Co. Ltd.	62,000	95,666
#	Supreme Electronics Co. Ltd.	1,750,184	3,749,506
#	Swancor Holding Co. Ltd.	108,000	437,005
	Sweeten Real Estate Development Co. Ltd.	826,504	757,834
#	Symtek Automation Asia Co. Ltd.	188,646	958,491
	Syncmold Enterprise Corp.	312,750	699,187
#	Synmosa Biopharma Corp.	770,304	839,953
	Syscom Computer Engineering Co.	54,000	100,334
	Systex Corp.	475,388	1,997,872
#	T3EX Global Holdings Corp.	264,000	598,455
	Ta Ya Electric Wire & Cable	1,756,020	2,390,807
	Tah Hsin Industrial Corp.	216,092	450,239
	TAI Roun Products Co. Ltd.	96,000	40,752
#	TA-I Technology Co. Ltd.	397,788	807,474
	Tai Tung Communication Co. Ltd.	336,582	248,753
	Taichung Commercial Bank Co. Ltd.	8,777,241	6,101,928
#	TaiDoc Technology Corp.	185,470	740,919
#	Taiflex Scientific Co. Ltd.	687,564	1,516,706
#	Taimide Tech, Inc.	316,262	619,243

		Shares	Value»
TAIWAN — (Continued)
#	Tainan Enterprises Co. Ltd.	238,370	$210,428
	Tainan Spinning Co. Ltd.	3,580,044	1,465,442
#	Tai-Saw Technology Co. Ltd.	235,120	188,665
	TaiSol Electronics Co. Ltd.	129,000	221,482
#	Taisun Enterprise Co. Ltd.	403,648	242,678
#	Taita Chemical Co. Ltd.	838,828	299,559
#	TAI-TECH Advanced Electronics Co. Ltd.	153,000	746,563
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	226,113	315,107
	Taiwan Cogeneration Corp.	1,311,845	2,055,966
#	Taiwan FamilyMart Co. Ltd.	45,000	280,274
	Taiwan Fertilizer Co. Ltd.	818,000	1,278,694
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	1,125,798
	Taiwan FU Hsing Industrial Co. Ltd.	460,000	768,083
#*	Taiwan Glass Industry Corp.	1,870,000	1,696,678
#	Taiwan Hon Chuan Enterprise Co. Ltd.	905,159	3,711,250
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	619,738	630,422
††	Taiwan Land Development Corp.	2,845,991	46,521
	Taiwan Line Tek Electronic	148,510	118,406
#*	Taiwan Mask Corp.	141,000	175,761
	Taiwan Navigation Co. Ltd.	730,777	690,706
	Taiwan Paiho Ltd.	841,287	1,560,711
	Taiwan PCB Techvest Co. Ltd.	605,238	693,646
#	Taiwan Sakura Corp.	702,803	1,946,281
#	Taiwan Sanyo Electric Co. Ltd.	426,400	489,880
	Taiwan Secom Co. Ltd.	299,000	1,049,075
#	Taiwan Semiconductor Co. Ltd.	665,000	1,184,757

1067

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Shin Kong Security Co. Ltd.	1,226,577	$1,623,751
	Taiwan Steel Union Co. Ltd.	20,000	71,449
#*	Taiwan Styrene Monomer	1,050,209	287,715
	Taiwan Surface Mounting Technology Corp.	856,388	3,052,895
#	Taiwan Taxi Co. Ltd.	85,888	368,426
#*	Taiwan TEA Corp.	1,343,897	606,844
	Taiwan Union Technology Corp.	695,000	8,665,625
#*	Taiwan-Asia Semiconductor Corp.	1,077,804	843,804
#	Taiyen Biotech Co. Ltd.	383,883	397,906
*	TBI Motion Technology Co. Ltd.	60,000	75,308
#	TCI Co. Ltd.	234,746	866,479
	Te Chang Construction Co. Ltd.	258,206	519,312
	Tehmag Foods Corp.	116,380	1,111,487
	Ten Ren Tea Co. Ltd.	134,980	134,892
#	Test Research, Inc.	551,820	2,795,990
	Test Rite International Co. Ltd.	417,495	275,673
*	Thermaltake Technology Co. Ltd.	35,000	36,034
#	Thinking Electronic Industrial Co. Ltd.	241,204	1,476,375
#	Thye Ming Industrial Co. Ltd.	353,135	621,492
	Tofu Restaurant Co. Ltd.	6,000	39,002
	Ton Yi Industrial Corp.	2,240,644	1,307,719
	Tong Hsing Electronic Industries Ltd.	440,681	1,790,165
	Tong Yang Industry Co. Ltd.	1,038,741	3,258,961
#	Tong-Tai Machine & Tool Co. Ltd.	471,892	496,046
#	Top Union Electronics Corp.	236,147	230,169
	Topco Scientific Co. Ltd.	494,356	5,477,627
	Topco Technologies Corp.	115,720	233,364

		Shares	Value»
TAIWAN — (Continued)
	Topkey Corp.	222,000	$1,342,860
#	Topoint Technology Co. Ltd.	428,898	1,640,476
#	TPK Holding Co. Ltd.	714,000	841,757
#	Trade-Van Information Services Co.	255,000	796,510
	Transart Graphics Co. Ltd.	8,000	10,850
#	Transcend Information, Inc.	546,000	2,338,388
	Transcom, Inc.	166,023	730,550
#	Trusval Technology Co. Ltd.	67,221	563,356
#	TSC Auto ID Technology Co. Ltd.	104,296	662,154
*	TSEC Corp.	389,584	177,410
	TSRC Corp.	191,200	93,082
#	Ttet Union Corp.	153,000	719,083
#	TTFB Co. Ltd.	53,400	317,573
	TTY Biopharm Co. Ltd.	493,979	1,276,918
#*	Tul Corp.	58,000	143,396
	Tung Ho Steel Enterprise Corp.	1,527,630	3,116,440
	Tung Thih Electronic Co. Ltd.	18,824	44,686
#	TURVO International Co. Ltd.	98,922	644,744
	TXC Corp.	936,053	2,702,581
#	TYC Brother Industrial Co. Ltd.	454,980	707,530
*	Tycoons Group Enterprise	673,779	172,285
#	Tyntek Corp.	1,029,039	583,752
#*	U-BEST Innovative Technology Co. Ltd.	316,000	189,078
	Ubright Optronics Corp.	20,000	41,127
#	UDE Corp.	251,000	860,969
	Ultra Chip, Inc.	8,000	11,810
#	U-Ming Marine Transport Corp.	1,358,000	2,453,434
#	Unic Technology Corp.	193,000	145,340
	Union Bank of Taiwan	8,840,501	5,326,930
	Union Insurance Co. Ltd.	45,000	39,236
	Unitech Computer Co. Ltd.	341,804	461,664
#	Unitech Printed Circuit Board Corp.	1,985,519	1,690,771
	United Alloy-Tech Co.	9,000	15,764

1068

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	United Integrated Services Co. Ltd.	348,951	$9,712,960
	United Orthopedic Corp.	230,935	933,590
#	United Radiant Technology	140,000	96,575
*	United Renewable Energy Co. Ltd.	1,804,437	400,376
*††	Unity Opto Technology Co. Ltd.	2,760,500	0
#	Univacco Technology, Inc.	125,000	183,789
	Universal Cement Corp.	1,556,341	1,566,239
#	Universal Microwave Technology, Inc.	57,000	812,555
	Universal Vision Biotechnology Co. Ltd.	72,652	337,660
#	UPC Technology Corp.	1,971,124	648,430
#	Userjoy Technology Co. Ltd.	215,367	540,912
#	USI Corp.	1,812,156	608,709
*	Usun Technology Co. Ltd.	14,000	21,029
#	Utechzone Co. Ltd.	189,000	532,527
#	UVAT Technology Co. Ltd.	59,000	113,918
	Value Valves Co. Ltd.	27,000	73,524
	Ve Wong Corp.	556,696	714,838
#	Ventec International Group Co. Ltd.	27,000	78,487
	VIA Labs, Inc.	9,000	24,151
#	Via Technologies, Inc.	136,000	231,444
#	Visco Vision, Inc.	71,000	458,182
#	Visual Photonics Epitaxy Co. Ltd.	522,772	2,338,738
#	Vivotek, Inc.	117,704	313,226
	Vizionfocus, Inc.	3,000	17,505
	VSO Electronics Co. Ltd.	6,000	28,460
#*	Wafer Works Corp.	1,329,443	1,347,925
	Waffer Technology Corp.	333,821	765,153
	Wah Hong Industrial Corp.	144,021	157,167
#	Wah Lee Industrial Corp.	556,300	1,629,128
#	Walsin Technology Corp.	583,000	2,339,254
#	Walton Advanced Engineering, Inc.	719,197	559,258

		Shares	Value»
TAIWAN — (Continued)
	WAN HWA Enterprise Co.	374,238	$134,389
*	We & Win Development Co. Ltd.	84,000	30,396
	WEI Chih Steel Industrial Co. Ltd.	51,000	26,516
#	Wei Chuan Foods Corp.	660,000	322,871
#	Weikeng Industrial Co. Ltd.	1,269,459	1,210,551
#	Well Shin Technology Co. Ltd.	319,000	544,638
	Weltrend Semiconductor	26,000	40,654
#	Wholetech System Hitech Ltd.	180,000	706,885
	Win Semiconductors Corp.	545,000	1,894,554
#	Winmate, Inc.	130,000	694,707
#	Winstek Semiconductor Co. Ltd.	234,000	725,863
*††	Wintek Corp.	5,447,000	0
	WinWay Technology Co. Ltd.	50,000	4,243,184
#	Wisdom Marine Lines Co. Ltd.	1,181,241	2,420,046
#	Wiselink Co. Ltd.	174,731	1,046,474
#	WITS Corp.	87,901	353,747
	WNC Corp.	586,184	2,378,630
#	Wonderful Hi-Tech Co. Ltd.	299,000	443,796
	Wowprime Corp.	225,400	1,578,460
#	WUS Printed Circuit Co. Ltd.	529,737	1,745,719
	XAC Automation Corp.	40,000	38,971
	XinTec, Inc.	336,000	1,662,914
#	Xxentria Technology Materials Corp.	409,160	459,287
#	Yankey Engineering Co. Ltd.	95,222	1,420,221
#	YC INOX Co. Ltd.	1,111,699	694,461
#	Yea Shin International Development Co. Ltd.	850,753	684,090
#	Yem Chio Co. Ltd.	1,125,188	484,457
	Yen Sun Technology Corp.	126,000	188,821
*	Yeong Guan Energy Technology Group Co. Ltd.	54,000	34,927

1069

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	YFY, Inc.	1,736,212	$1,431,802
	Yi Jinn Industrial Co. Ltd.	702,748	372,385
*	Yieh Phui Enterprise Co. Ltd.	3,354,424	1,606,666
	Young Fast Optoelectronics Co. Ltd.	297,872	527,674
*	Young Optics, Inc.	50,000	88,812
	Youngtek Electronics Corp.	269,666	515,382
	Yuanta Futures Co. Ltd.	371,200	1,086,176
	Yuen Foong Yu Consumer Products Co. Ltd.	131,000	163,541
	Yulon Finance Corp.	195,100	609,275
	Yulon Motor Co. Ltd.	95,000	101,291
#	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	611,382
#	Yungshin Construction & Development Co. Ltd.	342,000	849,124
#	YungShin Global Holding Corp.	758,015	1,387,778
#	Yusin Holding Corp.	24,086	54,026
#	Zeng Hsing Industrial Co. Ltd.	148,726	445,645
	Zenitron Corp.	635,000	712,651
#	Zero One Technology Co. Ltd.	469,226	1,742,205
#*	Zig Sheng Industrial Co. Ltd.	1,224,732	307,276
	ZillTek Technology Corp.	7,000	45,899
*	Zinwell Corp.	146,586	67,264
	Zippy Technology Corp.	409,948	689,262
	Zyxel Group Corp.	859,225	977,903

TOTAL TAIWAN			733,879,896

THAILAND — (0.9%)
	AAPICO Hitech PCL (AH/F TB)	347,932	132,351
	AAPICO Hitech PCL (AH-R TB), NVDR	3,870	1,472
	Advanced Information Technology PCL, Class F	2,237,800	333,576
	AEON Thana Sinsap Thailand PCL	69,500	226,759

		Shares	Value»
THAILAND — (Continued)
	After You PCL	395,600	$60,927
	Allianz Ayudhya Capital PCL	106,900	112,405
	Amata Corp. PCL	2,376,310	1,058,261
	AP Thailand PCL	4,215,816	1,127,781
*	Asia Aviation PCL, NVDR	800,700	30,210
	Asia Plus Group Holdings PCL	3,594,300	246,771
	Asian Alliance International PCL	320,300	51,014
	Asian Sea Corp. PCL	222,200	50,164
	Aurora Design PCL	306,500	136,496
	B Grimm Power PCL	688,799	345,092
	Bangchak Sriracha PCL	572,300	78,938
	Bangkok Airways PCL	570,900	229,525
	Bangkok Commercial Asset Management PCL	2,456,600	512,820
	Bangkok Land PCL	13,255,199	204,967
	Bangkok Life Assurance PCL, NVDR	51,200	28,502
	BCPG PCL	251,100	64,066
#	BEC World PCL	1,128,100	68,031
	Betagro PCL	412,100	203,915
	BKI Holdings PCL	180,681	1,709,862
	Bluebik Group PCL	97,700	56,502
	Brooker Group PCL	81,000	802
	Cal-Comp Electronics Thailand PCL, Class F	5,947,552	1,122,006
	CH Karnchang PCL	1,173,100	555,077
#	Chularat Hospital PCL	3,553,900	172,557
	CK Power PCL	820,200	64,936
	Cotto F	2,521,400	14,816
#	Dhipaya Group Holdings PCL	1,018,500	686,665
	Ditto Thailand PCL	250,100	92,042
#	Dohome PCL	1,585,100	191,183
	Don Muang Tollway PCL	335,100	106,743
	Dynasty Ceramic PCL	12,722,400	519,362
	Eastern Polymer Group PCL	130,000	11,257
	Eastern Water Resources Development & Management PCL, Class F	464,700	36,216

1070

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Ekachai Medical Care PCL	646,121	$103,907
*	Energy Absolute PCL	4,715,200	446,220
	Erawan Group PCL	2,458,500	179,436
#	Exotic Food PCL	382,700	179,899
#*	Forth Corp. PCL	436,900	93,231
	Forth Smart Service PCL	326,251	74,664
	GFPT PCL	1,453,500	462,998
	Global Green Chemicals PCL	35,300	3,886
#	Gunkul Engineering PCL	3,574,399	227,718
	Haad Thip PCL	456,400	213,133
	Hana Microelectronics PCL	514,200	368,933
	Heng Leasing & Capital PCL	1,410,500	44,058
	ICC International PCL	351,989	266,700
#	Ichitan Group PCL	1,418,000	539,397
#	IRPC PCL	9,982,700	355,036
	IT City PCL	152,900	16,550
*††	ITV PLC	2,785,600	0
#*	Jasmine Technology Solution PCL	46,900	36,986
	Jaymart Group Holdings PCL	762,600	183,958
#	JMT Network Services PCL	875,200	263,900
#	Karmarts PCL	1,733,116	439,510
	KCE Electronics PCL	587,900	463,629
	KGI Securities Thailand PCL	502,000	60,858
	Khon Kaen Sugar Industry PCL	2,379,056	101,534
	Klinique Medical Clinic PCL	77,400	61,039
	Lalin Property PCL	212,500	32,859
	Lanna Resources PCL	71,600	34,100
	LH Financial Group PCL	2,582,139	62,288
	Loxley PCL	1,522,176	71,084
	Major Cineplex Group PCL	53,300	11,703
	MBK PCL	3,190,955	1,628,290
	MC Group PCL	786,100	272,284
	MCS Steel PCL	646,400	163,924
	Mega Lifesciences PCL	499,300	455,523
#	MK Restaurants Group PCL	189,000	191,426
#	Moshi Moshi Retail Corp. PLC	99,700	105,605

		Shares	Value»
THAILAND — (Continued)
	Muang Thai Insurance PCL	311,680	$162,901
	Netbay PCL	115,526	73,242
	Next Capital PCL	639,400	65,650
	Noble Development PCL	211,700	14,011
	Northeast Rubber PCL	686,112	88,270
#	Origin Property PCL	1,284,300	89,764
#	Plan B Media PCL	2,931,956	379,019
	Polyplex Thailand PCL	993,050	290,222
	Praram 9 Hospital PCL	797,500	535,202
	Precious Shipping PCL	865,631	179,364
	Prima Marine PCL	2,104,766	419,847
*	Property Perfect PCL	4,441,846	9,616
*	PSG Corp. PCL	734,712	70,892
	PTG Energy PCL	2,485,400	614,913
#	Quality Houses PCL	17,790,626	726,260
#	Ratchthani Leasing PCL	6,625,999	327,868
	Regional Container Lines PCL	690,200	549,641
	Rojana Industrial Park PCL	1,343,354	186,121
	Sabina PCL	118,500	56,804
	Saha Pathana Inter-Holding PCL	1,005,000	1,406,409
	Sahamitr Pressure Container PCL	327,793	89,716
	Saha-Union PCL	551,000	485,650
	Samart Corp. PCL	1,109,800	205,932
	Sansiri PCL	30,108,310	1,303,592
#	Sappe PCL	336,900	377,691
#	SC Asset Corp. PCL	4,669,015	245,472
	Sermsang Power Corp. Co. Ltd.	605,106	64,375
#	Siamgas & Petrochemicals PCL	2,078,300	411,354
*	Singer Thailand PCL	492,500	88,341
	SiS Distribution Thailand PCL	20,200	11,557
#	SISB PCL	425,300	155,205
#	Somboon Advance Technology PCL	593,037	240,259
#	Sri Trang Agro-Industry PCL	792,349	291,602
#	Sri Trang Gloves Thailand PCL	958,200	198,545
	Srisawad Capital 1969 PCL, Class F	1,497,900	51,420

1071

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Srivichai Vejvivat PCL	630,409	$158,894
	Star Petroleum Refining PCL	1,049,600	155,809
*	STP & I PCL	1,763,064	197,380
	Supalai PCL	862,600	456,176
	SVI PCL	881,200	168,964
	Synnex Thailand PCL	183,900	59,717
	TAC Consumer PCL	934,731	138,757
#	Taokaenoi Food & Marketing PCL, Class F	136,200	20,555
	Thai Stanley Electric PCL (STANLY/F TB), Class F	132,800	794,705
	Thai Vegetable Oil PCL	976,882	731,113
	Thai Wacoal PCL	66,600	37,589
*	Thaicom PCL	1,630,300	481,502
#	Thaifoods Group PCL	2,226,600	312,626
#	Thoresen Thai Agencies PCL	1,332,278	181,290
	Tipco Asphalt PCL (TASCO/F TB)	1,153,974	496,064
	TIPCO Foods PCL	368,682	88,935
	TKS Technologies PCL	195,543	33,865
	TOA Paint Thailand PCL	290,500	115,895
	TPI Polene PCL	4,605,800	102,557
	TPI Polene Power PCL	2,381,482	151,720
	Triple i Logistics PCL	119,200	17,105
	TTW PCL	2,326,300	651,091
	Union Auction PCL	291,100	51,315
	United Paper PCL	613,900	146,189
	Univanich Palm Oil PCL	1,335,500	491,494
	VGI PCL	10,303,600	398,314
††	Vinythai PCL	16,237	1,150
	WHA Utilities & Power PCL	593,900	74,938
*	Xspring Capital PCL	7,440,500	110,451

TOTAL THAILAND			36,153,222

TURKEY — (0.9%)
*	Adese Alisveris Merkezleri Ticaret AS	1,743,935	151,165
	Agesa Hayat ve Emeklilik AS	52,014	259,550
	Akcansa Cimento AS	79,426	251,828
*	Akfen Yenilenebilir Enerji AS	197,213	80,730

		Shares	Value»
TURKEY — (Continued)
	Aksa Akrilik Kimya Sanayii AS	2,890,208	$851,576
*	Aksigorta AS	1,088,258	180,796
	Alarko Holding AS	99,562	190,657
	Albaraka Turk Katilim Bankasi AS	3,563,686	696,105
*	Alkim Alkali Kimya AS	353,084	162,782
*	Altinay Savunma Teknolojileri AS	52,259	83,522
	Anadolu Anonim Turk Sigorta Sirketi	976,380	537,974
	Anadolu Hayat Emeklilik AS	115,116	282,359
*	Anel Elektrik Proje Taahhut ve Ticaret AS	97,898	38,372
*	ARD Grup Bilisim Teknolojileri AS	425,980	294,323
	Aygaz AS	71,677	336,443
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	44,789	44,498
*	Baticim Bati Anadolu Cimento Sanayii AS	3,013,711	314,498
*	Bera Holding AS	1,794,246	783,018
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	204,256	68,128
*	Biotrend Cevre VE Enerji Yatirimlari AS	119,925	66,643
*	BMS Birlesik Metal Sanayi VE Ticaret AS	75,934	130,467
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	6,280	25,327
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	63,996	134,504
*	Can2 Termik AS	8,573,342	493,040
	Celebi Hava Servisi AS	1,988	73,633
*	Cemas Dokum Sanayi AS	1,079,879	143,207
	Cemtas Celik Makina Sanayi Ve Ticaret AS	72,429	19,622
#	Cimsa Cimento Sanayi VE Ticaret AS	596,889	672,814

1072

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	CW Enerji Muhendislik Ticaret VE Sanayi AS	160,365	$101,698
*	DAP Gayrimenkul Gelistirme AS	494,139	164,901
*	Dardanel Onentas Gida Sanayi AS	2,032,071	126,185
*	Deva Holding AS	64,512	108,569
#	Dogan Sirketler Grubu Holding AS	1,542,826	626,469
	Dogu Aras Enerji Yatirimlari AS	25,023	33,565
#	Dogus Otomotiv Servis ve Ticaret AS	129,700	556,005
	Eczacibasi Yatirim Holding Ortakligi AS	15,021	103,989
	EGE Endustri VE Ticaret AS	1,934	375,840
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	306,697	659,353
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	190,090
	Escar Turizm Tasimacilik Ticaret AS	87,700	43,469
*	Esenboga Elektrik Uretim AS	490,481	90,971
*	Europen Endustri Insaat Sanayi VE Ticaret AS	1,046,838	219,983
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	226,187	153,901
*	Formet Metal ve Cam Sanayi AS	465,193	45,392
	Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	52,184	124,079
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	84,888	95,098
	Global Yatirim Holding AS	4,413,302	1,224,906

		Shares	Value»
TURKEY — (Continued)
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	87,010	$47,672
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	28,547	225,480
*	Goodyear Lastikleri TAS	170,282	65,442
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	523,740	276,565
*	GSD Holding AS	1,298,985	149,886
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	26,792	217,226
*	Hektas Ticaret TAS	2,787,218	236,347
*	Hitit Bilgisayar Hizmetleri AS	60,373	68,805
*	IC Enterra Yenilenebilir Enerji AS	369,996	98,900
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1,235,458	245,745
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	237,327	439,201
*	Is Finansal Kiralama AS	721,188	330,065
	Is Yatirim Menkul Degerler AS	335,942	350,986
	Isik Plastik Sanayi Ve Dis Ticaret Pazarlama AS	219,512	49,739
*	Isiklar Enerji ve Yapi Holding AS	492,320	400,004
*	Izdemir Enerji Elektrik Uretim AS	1,031,443	236,203
*	Izmir Firca Sanayi ve Ticaret AS	66,005	235,458
	Jantsa Jant Sanayi Ve Ticaret AS	218,325	110,290
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	423,060	347,051
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	335,815	229,435

1073

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	1,128,335	$734,073
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	4,713,960	350,399
*	Kayseri Seker Fabrikasi AS	301,206	129,781
	Kocaer Celik Sanayi Ve Ticaret AS	285,056	93,477
#*	Kordsa Teknik Tekstil AS	106,650	141,812
*	Koza Anadolu Metal Madencilik Isletmeleri AS	746,533	1,604,180
	LDR Turizm AS	621,088	941,578
	Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	35,252	23,512
	Logo Yazilim Sanayi Ve Ticaret AS	159,446	633,807
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	207,361	82,840
*	Loras Holding AS	152,211	21,811
*	Margun Enerji Uretim Sanayi VE Ticaret AS	241,590	169,966
*	Marmara Holding AS	2	0
#Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	1,089,986	1,043,738
#*	MIA Teknoloji AS	146,016	129,264
*Ω	MLP Saglik Hizmetleri AS	158,626	1,267,581
*	Mogan Enerji Yatirim Holding AS	296,926	67,401
	Naturelgaz Sanayi ve Ticaret AS	278,425	74,055
*	NET Holding AS	552,554	654,079
	Nuh Cimento Sanayi AS	117,923	683,706
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	2,268,878	317,939
*	Orge Enerji Elektrik Taahhut AS	94,329	154,900
*	Parsan Makina Parcalari Sanayii AS	38,908	86,249

		Shares	Value»
TURKEY — (Continued)
*	Peker Gayrimenkul Yatirim Ortakligi AS	3,167,513	$903,548
	Penta Teknoloji Urunleri Dagitim Ticaret AS	122,346	44,763
*	Politeknik Metal Sanayi ve Ticaret AS	326	66,506
*	Ral Yatirim Holding AS	77,439	364,985
*	Reysas Tasimacilik ve Lojistik Ticaret AS	5,238,710	1,853,911
*	Safkar Ege Sogutmacilik Klima Soguk Hava Tesisleri Ihracat Ithalat Sanayi Ve Ticaret AS	43,708	26,442
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	3,056,308	1,111,564
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	28,883	37,055
	SDT Uzay VE Savunma Teknolojileri AS	20,156	91,208
	Sekerbank Turk AS	1,683,553	320,309
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	266,990	493,753
#	Sok Marketler Ticaret AS	390,585	410,517
	Suwen Tekstil Sanayi Pazarlama AS	326,411	91,399
*	Tatlipinar Enerji Uretim AS	63,233	119,514
#*	Tekfen Holding AS	461,381	923,390
*	Teknosa Ic Ve Dis Ticaret AS	196,315	116,608
*	Tukas Gida Sanayi ve Ticaret AS	2,521,027	171,438
*	Tumosan Motor ve Traktor Sanayi AS	47,923	124,780
	Turcas Holding AS	17,563	15,859
#*	Turkiye Sinai Kalkinma Bankasi AS	2,288,283	700,125
#	Ulker Biskuvi Sanayi AS	165,551	424,764
*	Vakif Finansal Kiralama AS	1,828,850	85,387

1074

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#*	Vestel Elektronik Sanayi ve Ticaret AS	176,582	$139,814
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	326,203	290,805
*	Yayla Agro Gida Sanayi VE Nakliyat AS	249,455	65,196
*	YEO Teknoloji Enerji VE Endustri AS	67,175	54,781
*	Yesil Yapi Endustrisi AS	472,927	27,223
	Yunsa Yunlu Sanayi VE Ticare AS	3	1
*	Zorlu Enerji Elektrik Uretim AS	779,454	62,037

TOTAL TURKEY			35,316,374

UNITED ARAB EMIRATES — (1.4%)
	Abu Dhabi Islamic Bank PJSC	1,360,993	7,820,439
	Abu Dhabi National Hotels	6,427,072	779,958
	Abu Dhabi National Insurance Co. PSC	113,777	226,697
*	Abu Dhabi Ports Co. PJSC	713,823	891,204
	Abu Dhabi Ship Building Co. PJSC	185,795	363,922
	Agility Global PLC	1,928,795	572,209
	Agthia Group PJSC	578,838	609,623
	Air Arabia PJSC	6,779,924	7,194,097
	Ajman Bank PJSC	3,693,896	1,468,368
*	AL Seer Marine Supplies & Equipment Co. LLC	107,015	86,563
	Amanat Holdings PJSC	3,523,544	1,102,812
	Americana Restaurants International PLC - Foreign Co.	2,112,870	1,202,627
*	Amlak Finance PJSC	1,797,166	846,634
*	Apex Investment Co. PSC	2,147,577	2,249,844
*††	Arabtec Holding PJSC	2,783,626	0
*	Bank of Sharjah	957,831	336,577
	Burjeel Holdings PLC	691,883	263,822
	Dana Gas PJSC	11,403,142	2,570,778
	Deyaar Development PJSC	4,393,484	1,233,818

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dubai Financial Market PJSC	4,059,981	$1,703,871
	Dubai Investments PJSC	4,562,336	4,125,612
	Emaar Development PJSC	623,373	2,532,178
	Emirates Central Cooling Systems Corp.	1,778,580	765,002
*	EMSTEEL Building Materials PJSC	2,280,267	731,966
*	Eshraq Investments PJSC	1,972,192	232,323
	Fertiglobe PLC	747,752	508,904
*	Ghitha Holding PJSC	1,547	9,879
*	Gulf Navigation Holding PJSC	1,089,050	2,703,802
*	Gulf Pharmaceutical Industries PSC	402,094	134,459
*	Manazel PJSC	1,789,641	146,108
*	Multiply Group PJSC	4,640,262	3,770,334
	National Central Cooling Co. PJSC	611,167	502,376
	NMDC Group PJSC	76,930	500,848
	Palms Sports PrJSC	10,310	23,561
	Parkin Co. PJSC	468,803	707,117
*	Presight AI Holding PLC	730,748	717,901
	Pure Health Holding PJSC	290,603	222,401
*	RAK Properties PJSC	3,976,501	1,527,785
	Ras Al Khaimah Ceramics PJSC	1,020,951	714,422
	Sharjah Islamic Bank	1,353,721	1,087,303
*	Shuaa Capital PSC	1,493,192	86,493
	Taaleem Holdings PJSC	118,641	140,069
	TECOM Group PJSC	336,524	298,633
*	Union Properties PJSC	6,905,565	1,514,075

TOTAL UNITED ARAB EMIRATES			55,227,414

TOTAL COMMON STOCKS			3,920,601,656

PREFERRED STOCKS — (0.5%)

BRAZIL — (0.5%)
	Alpargatas SA, 1.006%	366,256	720,265
	Banco ABC Brasil SA, 8.457%	211,069	902,740

1075

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
Ω	Banco BMG SA, 7.859%	257,749	$ 193,074
*	Banco BMG SA	10,599	7,683
	Banco do Estado do Rio Grande do Sul SA, 9.033%	507,370	1,295,786
	Banco Pan SA, 2.333%	695,362	1,337,744
	Banco Pine SA, 6.844%	7,600	13,265
	Centrais Eletricas de Santa Catarina SA, 9.478%	59,700	1,159,500
	Cia de Ferro Ligas da Bahia FERBASA, 6.359%	604,412	881,911
	Cia De Sanena Do Parana, 6.586%	2,734,490	3,471,513
	Eucatex SA Industria e Comercio, 4.404%	78,843	244,738
	Isa Energia Brasil SA, 10.298%	455,278	2,124,933
	Marcopolo SA, 7.858%	2,161,813	3,170,421
	Randoncorp SA, 4.234%	545,887	613,875
	Schulz SA, 6.913%	370,405	335,295
	Unipar Carbocloro SA, 10.425%	76,045	1,003,577
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	374,380	394,564

TOTAL BRAZIL			17,870,884

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.187%	95,730	140,976
	Embotelladora Andina SA, 4.564%	46,148	207,577

TOTAL CHILE			348,553

	Shares	Value»
COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 3.140%	367,659	$ 74,110

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	393,739	220,702

TOTAL PREFERRED STOCKS		18,514,249

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
* Banco Pine SA Rights 11/17/2025	192	38

SOUTH KOREA — (0.0%)
* Robotis Co. Ltd. Rights 11/10/2025	1,121	89,460

TAIWAN — (0.0%)
* National Aerospace Fasteners Corp. Rights 11/17/2025	7,933	3,226

THAILAND — (0.0%)
* Better World Green PCL Warrants	4,053,005	0

TOTAL RIGHTS/WARRANTS		92,724

TOTAL INVESTMENT SECURITIES (Cost $2,235,408,550)		3,939,208,629

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	6,044,716	69,919,235

TOTAL INVESTMENTS — (100.0%) (Cost $2,305,327,785)		$4,009,127,864

1076

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

As of October 31, 2025, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	86	12/19/25	$28,565,251	$29,558,200	$992,949

Total Futures Contracts			$28,565,251	$29,558,200	$992,949

As of October 31, 2025, the value of Rule 144A securities amounted to $232,937,664 or 5.9% of net assets.

Summary of the Series’ investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$131,322,740	—	—	$131,322,740
Chile	1,390,502	$27,269,488	—	28,659,990
China	35,157,648	1,057,795,896	$726,430	1,093,679,974
Colombia	2,306,125	856,277	—	3,162,402
France	230,224	—	—	230,224
Greece	—	27,747,657	—	27,747,657
Hong Kong	—	468,968	—	468,968
Hungary	—	6,315,867	—	6,315,867
India	4,476	779,075,816	—	779,080,292
Indonesia	—	57,169,333	88,988	57,258,321
Kuwait	—	32,460,179	473,786	32,933,965
Malaysia	—	53,618,402	45	53,618,447
Mexico	101,880,725	5,655,890	—	107,536,615
Philippines	—	26,286,941	12,321	26,299,262
Poland	—	66,973,056	—	66,973,056
Qatar	—	28,365,923	—	28,365,923
Saudi Arabia	32,366	120,945,487	—	120,977,853
South Africa	17,021,661	100,682,372	—	117,704,033
South Korea	69,525	377,229,272	390,364	377,689,161
Taiwan	164,947	733,668,428	46,521	733,879,896
Thailand	60,184	36,091,888	1,150	36,153,222
Turkey	—	35,316,374	—	35,316,374
United Arab Emirates	—	55,227,414	—	55,227,414
Preferred Stocks
Brazil	17,870,884	—	—	17,870,884
Chile	—	348,553	—	348,553
Colombia	74,110	—	—	74,110
Philippines	—	220,702	—	220,702
Rights/Warrants
Brazil	—	38	—	38
South Korea	—	89,460	—	89,460
Taiwan	—	3,226	—	3,226
Thailand	—	—	—	—
Securities Lending Collateral	—	69,919,235	—	69,919,235

Total Investments in Securities	$307,586,117	$3,699,802,142	$1,739,605<>	$4,009,127,864

1077

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

Investments in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$ 992,949	—	—	$ 992,949

Total Financial Instruments	$ 992,949	—	—	$ 992,949

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

1078

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2025

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $443,347, $274,687, $200,703 and $43,501 of securities on loan, respectively)	$15,356,603	$3,290,153	$1,623,752	$1,717,275
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $233,994, $40,458, $30,607 and $23,767,respectively)	233,994	40,458	30,607	23,767
Segregated Cash for Futures Contracts	8,581	—	—	—
Foreign Currencies at Value	3,149	45	1,453	9,777
Cash	139,882	3,988	2,427	3,292
Receivables:
Investment Securities Sold	—	2,864	1,037	1,405
Dividends, Interest and Tax Reclaims	125,177	31,250	595	6,992
Securities Lending Income	193	285	578	39
Futures Variation Margin	374	—	—	—
Prepaid Expenses and Other Assets	—	—	1	—

Total Assets	15,867,953	3,369,043	1,660,450	1,762,547

LIABILITIES:
Payables:
Upon Return of Securities Loaned	233,924	40,518	30,619	23,769
Investment Securities Purchased	—	—	1,494	4,003
Due to Advisor	2,640	286	139	150
Unrealized Loss on Foreign Currency Contracts	—	—	—	7
Accrued Expenses and Other Liabilities	568	171	92	83

Total Liabilities	237,132	40,975	32,344	28,012

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$15,630,821	$3,328,068	$1,628,106	$1,734,535

Investment Securities at Cost	$9,326,906	$2,196,162	$1,286,615	$1,374,530

Foreign Currencies at Cost	$3,136	$45	$1,461	$9,814

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

1079

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2025

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $349,903, $229,304, $328,515 and $529,519 of securities on loan, respectively)	$5,814,207	$1,901,439	$6,443,766	$3,939,209
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $295,722, $170,730, $73,765 and $69,919,respectively)	295,722	170,733	73,765	69,919
Cash Collateral from Securities on Loan	—	29,632	—	—
Segregated Cash for Futures Contracts	—	—	2,747	1,831
Foreign Currencies at Value	6,357	1,759	37,695	19,581
Cash	17,056	2,541	32,298	23,229
Receivables:
Investment Securities Sold	3,818	148	8,372	8,843
Dividends, Interest and Tax Reclaims	48,737	1,009	4,781	4,303
Securities Lending Income	309	71	532	1,916
Futures Variation Margin	—	—	120	80
Unrealized Gain on Foreign Currency Contracts	—	—	1	—

Total Assets	6,186,206	2,107,332	6,604,077	4,068,911

LIABILITIES:
Payables:
Upon Return of Securities Loaned	295,823	200,426	73,812	69,902
Investment Securities Purchased	10,643	—	7,865	7,148
Due to Advisor	503	162	537	670
Unrealized Loss on Foreign Currency Contracts	3	—	—	—
Deferred Taxes Payable	—	—	82,701	66,500
Accrued Expenses and Other Liabilities	254	52	559	534

Total Liabilities	307,226	200,640	165,474	144,754

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$5,878,980	$1,906,692	$6,438,603	$3,924,157

Investment Securities at Cost	$3,623,657	$1,125,995	$2,757,329	$2,235,409

Foreign Currencies at Cost	$6,356	$1,764	$37,780	$19,622

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

1080

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2025

(Amounts in thousands)

	The DFA International Value Series	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $47,025, $9,733, $540 and $465, respectively)	$529,966	$85,547	$50,577	$66,087
Dividend Income from Affiliates	11,290	2,330	828	427
Income from Securities Lending, Net	3,618	3,230	4,629	426

Total Investment Income	544,874	91,107	56,034	66,940

Expenses
Investment Management Fees	27,529	3,065	1,382	1,562
Accounting & Transfer Agent Fees	311	76	36	41
Custodian Fees	688	277	196	86
Shareholders’ Reports	5	11	14	12
Trustees’ Fees and Expenses	103	23	10	12
Professional Fees	277	46	21	24
Other	284	70	32	39

Total Expenses	29,197	3,568	1,691	1,776

Net Expenses	29,197	3,568	1,691	1,776

Net Investment Income (Loss)	515,677	87,539	54,343	65,164

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	35,125	21,501	(76,663)	(1,828)
Affiliated Investment Companies Shares Sold	9	(2)	2	1
Futures	15,034	155	(77)	(102)
Foreign Currency Transactions	1,631	317	(238)	(112)
In-Kind Redemptions	138,875	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,179,348	614,204	347,914	124,562
Affiliated Investment Companies Shares	(6)	(2)	—	—
Futures	3,895	90	30	37
Translation of Foreign Currency-Denominated Amounts	3,717	671	4	(20)

Net Realized and Unrealized Gain (Loss)	3,377,628	636,934	270,972	122,538

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,893,305	$724,473	$325,315	$187,702

See accompanying Notes to Financial Statements.

1081

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2025

(Amounts in thousands)

	The Continental Small Company Series	The Canadian Small Company Series	The Emerging Markets Series		The Emerging Markets Small Cap Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $18,424, $5,419, $21,046 and $13,069, respectively)	$159,514	$32,040	$145,034		$97,122
Dividend Income from Affiliates	9,510	3,447	2,503		1,324
Income from Securities Lending, Net	4,529	825	5,018		17,197

Total Investment Income	173,553	36,312	152,555		115,643

Expenses
Investment Management Fees	5,460	1,473	5,531		7,326
Accounting & Transfer Agent Fees	132	32	133		92
Custodian Fees	443	43	2,103		1,858
Shareholders’ Reports	11	12	11		12
Trustees’ Fees and Expenses	40	10	42		27
Professional Fees	273	21	162		204
Other	231	29	120		77

Total Expenses	6,590	1,620	8,102		9,596

Net Expenses	6,590	1,620	8,102		9,596

Net Investment Income (Loss)	166,963	34,692	144,453		106,047

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(64,120)	78,609	34,905	[1]	(178,851)[1]
Affiliated Investment Companies Shares Sold	31	10	14		4
Futures	(2,144)	172	6,380		3,600
Foreign Currency Transactions	1,203	(130)	(460)		(630)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,123,808	468,225	1,242,073	[2]	632,191 [2]
Affiliated Investment Companies Shares	(4)	1	(1)		—
Futures	—	—	1,044		936
Translation of Foreign Currency-Denominated Amounts	2,701	20	264		184

Net Realized and Unrealized Gain (Loss)	1,061,475	546,907	1,284,219		457,434

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,228,438	$581,599	$1,428,672		$563,481

[1] Net of foreign capital gain taxes withheld of:	$—	$—	$6,247		$11,885
[2] Including foreign capital gain taxes of:	$—	$—	$3,154		$15,040

See accompanying Notes to Financial Statements.

1082

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$515,677	$485,329	$87,539	$80,502	$54,343	$51,402
Net Realized Gain (Loss) on:
Investment Securities Sold	35,125	3,034	21,501	(70,589)	(76,663)	(95,372)
Affiliated Investment Companies Shares Sold	9	(46)	(2)	(10)	2	—
Futures	15,034	24,211	155	(169)	(77)	(102)
Foreign Currency Transactions	1,631	2,242	317	(1,600)	(238)	830
In-Kind Redemptions	138,875	178,254	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,179,348	1,773,464	614,204	429,447	347,914	313,651
Affiliated Investment Companies Shares	(6)	6	(2)	3	—	—
Futures	3,895	3,619	90	(90)	30	(30)
Translation of Foreign Currency-Denominated Amounts	3,717	890	671	(1,443)	4	8

Net Increase (Decrease) in Net Assets Resulting from Operations	3,893,305	2,471,003	724,473	436,051	325,315	270,387

Transactions in Interest:
Contributions	861,188	574,640	33,372	35,137	20,179	61,545
Withdrawals	(1,593,307)	(2,017,781)	(400,799)	(321,339)	(91,175)	(160,286)

Net Increase (Decrease) from Transactions in Interest	(732,119)	(1,443,141)	(367,427)	(286,202)	(70,996)	(98,741)

Total Increase (Decrease) in Net Assets	3,161,186	1,027,862	357,046	149,849	254,319	171,646
Net Assets
Beginning of Year	12,469,635	11,441,773	2,971,022	2,821,173	1,373,787	1,202,141

End of Year	$15,630,821	$12,469,635	$3,328,068	$2,971,022	$1,628,106	$1,373,787

See accompanying Notes to Financial Statements.

1083

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$65,164	$59,743	$166,963	$173,727	$34,692	$33,971
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,828)	23,405	(64,120)	173,970	78,609	46,365
Affiliated Investment Companies Shares Sold	1	(1)	31	(27)	10	(3)
Futures	(102)	(33)	(2,144)	(11)	172	(307)
Foreign Currency Transactions	(112)	824	1,203	(140)	(130)	(199)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	124,562	333,371	1,123,808	765,290	468,225	248,969
Affiliated Investment Companies Shares	—	—	(4)	3	1	2
Futures	37	(37)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(20)	(41)	2,701	1,610	20	—

Net Increase (Decrease) in Net Assets Resulting from Operations	187,702	417,231	1,228,438	1,114,422	581,599	328,798

Transactions in Interest:
Contributions	177,507	69,101	160,396	234,420	98,334	5,707
Withdrawals	(183,898)	(185,021)	(1,262,628)	(237,781)	(160,002)	(125,143)

Net Increase (Decrease) from Transactions in Interest	(6,391)	(115,920)	(1,102,232)	(3,361)	(61,668)	(119,436)

Total Increase (Decrease) in Net Assets	181,311	301,311	126,206	1,111,061	519,931	209,362
Net Assets
Beginning of Year	1,553,224	1,251,913	5,752,774	4,641,713	1,386,761	1,177,399

End of Year	$1,734,535	$1,553,224	$5,878,980	$5,752,774	$1,906,692	$1,386,761

See accompanying Notes to Financial Statements.

1084

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$144,453	$138,022	$106,047	$108,177
Net Realized Gain (Loss) on:
Investment Securities Sold	34,905	(127,837)	(178,851)	(46,200)
Affiliated Investment Companies Shares Sold	14	3	4	(3)
Futures	6,380	6,001	3,600	5,328
Foreign Currency Transactions	(460)	(1,645)	(630)	(1,009)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,242,073	1,018,708	632,191	690,488
Affiliated Investment Companies Shares	(1)	1	—	—
Futures	1,044	2,452	936	1,874
Translation of Foreign Currency-Denominated Amounts	264	(162)	184	(89)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,428,672	1,035,543	563,481	758,566

Transactions in Interest:
Contributions	256,136	238,564	37,926	60,643
Withdrawals	(581,429)	(317,878)	(504,037)	(806,861)

Net Increase (Decrease) from Transactions in Interest	(325,293)	(79,314)	(466,111)	(746,218)

Total Increase (Decrease) in Net Assets	1,103,379	956,229	97,370	12,348
Net Assets
Beginning of Year	5,335,224	4,378,995	3,826,787	3,814,439

End of Year	$6,438,603	$5,335,224	$3,924,157	$3,826,787

See accompanying Notes to Financial Statements.

1085

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Total Return	32.09%	21.98%	17.00%	(13.82%)	51.09%

Net Assets, End of Year (thousands)	$15,630,821	$12,469,635	$11,441,773	$10,527,133	$12,297,493
Ratio of Expenses to Average Net Assets	0.21%	0.22%	0.21%	0.21%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%	0.22%	0.21%	0.21%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.75%	3.83%	4.34%	4.36%	3.50%
Portfolio Turnover Rate	13%	13%	13%	15%	9%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1086

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Total Return	26.70%	15.91%	18.71%	(23.60%)	13.08%

Net Assets, End of Year (thousands)	$3,328,068	$2,971,020	$2,821,173	$2,520,343	$3,416,144
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.86%	2.64%	2.63%	2.56%	2.11%
Portfolio Turnover Rate	14%	14%	9%	11%	11%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1087

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Total Return	25.20%	22.46%	0.60%	(26.65%)	38.31%

Net Assets, End of Year (thousands)	$1,628,106	$1,373,788	$1,202,141	$1,194,021	$1,822,967
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.93%	3.73%	4.37%	4.23%	3.42%
Portfolio Turnover Rate	21%	23%	17%	19%	19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1088

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The United Kingdom Small Company Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Total Return	13.63%	32.13%	9.20%	(33.34%)	51.93%

Net Assets, End of Year (thousands)	$1,734,535	$1,553,226	$1,251,913	$1,167,847	$1,897,276
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.17%	3.70%	3.88%	4.07%	2.27%
Portfolio Turnover Rate	19%	20%	9%	14%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1089

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Total Return	26.40%	24.06%	11.76%	(29.07%)	51.24%

Net Assets, End of Year (thousands)	$5,878,980	$5,752,774	$4,641,713	$4,346,563	$6,539,105
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.06%	3.10%	3.14%	2.85%	2.11%
Portfolio Turnover Rate	10%	16%	11%	11%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1090

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Total Return	44.52%	28.42%	3.53%	(12.52%)	59.72%

Net Assets, End of Year (thousands)	$1,906,692	$1,386,761	$1,177,399	$1,215,060	$1,451,408
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.36%	2.52%	2.47%	3.00%	1.90%
Portfolio Turnover Rate	17%	18%	17%	15%	27%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1091

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Total Return	28.06%	23.68%	13.27%	(25.79%)	22.22%

Net Assets, End of Year (thousands)	$6,438,603	$5,335,224	$4,378,995	$3,992,428	$6,309,330
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.14%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15%	0.15%	0.15%	0.16%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.61%	2.74%	3.32%	3.26%	2.42%
Portfolio Turnover Rate	10%	15%	14%	10%	19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1092

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Small Cap Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Total Return	16.78%	20.85%	15.47%	(22.31%)	36.03%

Net Assets, End of Year (thousands)	$3,924,157	$3,826,787	$3,814,439	$3,520,919	$5,128,719
Ratio of Expenses to Average Net Assets	0.26%	0.27%	0.25%	0.26%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.26%	0.27%	0.26%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.90%	2.69%	2.93%	2.91%	2.47%
Portfolio Turnover Rate	11%	13%	19%	12%	16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1093

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational series, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational series are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Series is calculated. When

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fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Series, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core

1095

Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor provides investment management services to the Series. For the year ended October 31, 2025, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

1096

Fees Paid to Officers and Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2025, the total related amounts paid by the Trust to the CCO were $47 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2025, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$184
The Japanese Small Company Series	47
The Asia Pacific Small Company Series	22
The United Kingdom Small Company Series	29
The Continental Small Company Series	47
The Canadian Small Company Series	12
The Emerging Markets Series	74
The Emerging Markets Small Cap Series	63

E. Purchases and Sales of Securities:

For the year ended October 31, 2025, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$1,880,239	$1,760,523
The Japanese Small Company Series	437,611	712,375
The Asia Pacific Small Company Series	300,854	289,834
The United Kingdom Small Company Series	418,329	301,589
The Continental Small Company Series	557,332	1,476,734
The Canadian Small Company Series	273,657	252,049
The Emerging Markets Series	572,951	768,450
The Emerging Markets Small Cap Series	397,491	768,591

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

1097

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$394,864	$4,702,612	$4,863,485	$ 9	$(6)	$233,994	20,229	$11,290	—

Total	$394,864	$4,702,612	$4,863,485	$ 9	$(6)	$233,994		$11,290	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$ 41,708	$ 478,769	$ 480,015	$ (2)	$(2)	$ 40,458	3,498	$ 2,330	—

Total	$ 41,708	$ 478,769	$ 480,015	$ (2)	$(2)	$ 40,458		$ 2,330	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$ 18,337	$ 181,004	$ 168,736	$ 2	—	$ 30,607	2,646	$ 828	—

Total	$ 18,337	$ 181,004	$ 168,736	$ 2	—	$ 30,607		$ 828	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$ 11,156	$ 144,277	$ 131,667	$ 1	—	$ 23,767	2,055	$ 427	—

Total	$ 11,156	$ 144,277	$ 131,667	$ 1	—	$ 23,767		$ 427	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$240,959	$1,621,895	$1,567,159	$31	$(4)	$295,722	25,566	$ 9,510	—

Total	$240,959	$1,621,895	$1,567,159	$31	$(4)	$295,722		$ 9,510	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$ 94,298	$ 384,628	$308,204	$10	$ 1	$170,733	14,760	$ 3,447	—

Total	$ 94,298	$ 384,628	$308,204	$10	$ 1	$170,733		$ 3,447	—

The Emerging Markets Series
The DFA Short Term Investment Fund	$ 56,677	$1,403,356	$1,386,281	$14	$(1)	$ 73,765	6,377	$ 2,503	—

Total	$ 56,677	$1,403,356	$1,386,281	$14	$(1)	$ 73,765		$ 2,503	—

1098

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$26,110	$350,822	$307,017	$4	—	$69,919	6,045	$1,324	—

Total	$26,110	$350,822	$307,017	$4	—	$69,919		$1,324	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners. Accordingly, as a pass-through entity, the Series pays no income dividends or capital gain distributions.

As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$9,887,456	$5,781,269	$(78,129)	$5,703,140
The Japanese Small Company Series	2,368,748	1,019,648	(57,785)	961,863
The Asia Pacific Small Company Series	1,373,228	435,281	(154,150)	281,131
The United Kingdom Small Company Series	1,426,679	468,182	(153,819)	314,363
The Continental Small Company Series	3,999,449	2,408,227	(297,747)	2,110,480
The Canadian Small Company Series	1,333,473	796,539	(57,839)	738,700
The Emerging Markets Series	2,981,873	3,630,278	(94,620)	3,535,658
The Emerging Markets Small Cap Series	2,506,040	1,651,867	(148,779)	1,503,088

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Series recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

1099

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Series’ derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$121,965
The Japanese Small Company Series	272
The Asia Pacific Small Company Series	91
The United Kingdom Small Company Series	1,895
The Emerging Markets Series	38,797

1100

Futures*
The Emerging Markets Small Cap Series	$ 23,864

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2025 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2025	Equity Contracts (1)
The DFA International Value Series	$3,057	$3,057
The Emerging Markets Series	1,487	1,487
The Emerging Markets Small Cap Series	993	993

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Variation Margin.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$15,034	$15,034
The Japanese Small Company Series	155	155
The Asia Pacific Small Company Series	(77)	(77)
The United Kingdom Small Company Series	(102)	(102)
The Continental Small Company Series	(2,144)	(2,144)
The Canadian Small Company Series	172	172
The Emerging Markets Series	6,380	6,380
The Emerging Markets Small Cap Series	3,600	3,600

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$3,895	$3,895
The Japanese Small Company Series	90	90
The Asia Pacific Small Company Series	30	30
The United Kingdom Small Company Series	37	37
The Emerging Markets Series	1,044	1,044
The Emerging Markets Small Cap Series	936	936

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

1101

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.

For the year ended October 31, 2025, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2025
The Japanese Small Company Series	5.12%	$1,085	14	$ 2	$ 2,908	—
The Asia Pacific Small Company Series	5.08%	580	3	—	989	—
The United Kingdom Small Company Series	5.21%	1,744	8	2	3,160	—
The Continental Small Company Series	5.17%	7,984	16	19	17,754	—
The Emerging Markets Series	5.08%	5,848	4	3	5,848	—
The Emerging Markets Small Cap Series	5.08%	772	4	—	863	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

1102

For the year ended October 31, 2025, activity by the Series under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2025
The Continental Small Company Series	Borrower	4.95%	$41,556	15	$86	$58,491	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025 that the Series utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2025, if any, were executed by the Series pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board.

For the year ended October 31, 2025, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$188,029	$175,689	$(15,362)
The Japanese Small Company Series	70,929	69,840	2,685
The Asia Pacific Small Company Series	36,440	71,030	(2,187)
The United Kingdom Small Company Series	72,842	40,837	(1,498)
The Continental Small Company Series	63,447	120,116	(11,099)
The Canadian Small Company Series	51,668	42,329	4,526
The Emerging Markets Series	3,632	4,136	(1,892)
The Emerging Markets Small Cap Series	1,523	4,324	(3,128)

J. Securities Lending:

As of October 31, 2025, the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$228,901
The Japanese Small Company Series	248,082
The Asia Pacific Small Company Series	181,993
The United Kingdom Small Company Series	22,148

1103

Non-Cash Collateral Market Value
The Continental Small Company Series	$74,312
The Canadian Small Company Series	39,535
The Emerging Markets Series	276,580
The Emerging Markets Small Cap Series	489,450

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the year ended October 31, 2025, the realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

The DFA International Value Series	$138,875

1104

M. Segment Reporting:

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Trust’s Co-Chief Executive Officers and the Chief Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole. The Series’ long-term strategic asset allocation is executed by its portfolio management team and guided by the Series’ investment objective and principal investment strategies, as described in the Series’ registration statement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

N. New Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.

O. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

1105

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (eight of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025, and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042

T: (267) 330 3000, www.pwc.com/us

statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2025

		Shares	Value»
COMMON STOCKS — (98.5%)
BRAZIL — (2.2%)
	Anima Holding SA	1,202,900	$789,271
	Banco Bradesco SA (BBDC3 BZ)	3,438,479	9,887,317
	Banco do Brasil SA	4,283,373	17,436,197
	Banco Santander Brasil SA	1,246,257	7,213,532
	Bemobi Mobile Tech SA	63,055	274,843
*	Blau Farmaceutica SA	52,200	129,822
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	199,515	740,957
*	Brava Energia	175,795	482,298
	C&A Modas SA	457,849	1,382,921
*	Cia Brasileira de Aluminio	609,911	588,377
	Cia Siderurgica Nacional SA (CSNA3 BZ)	2,157,837	3,786,277
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	343,097	603,851
	Cogna Educacao SA	8,291,039	5,763,713
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,098,651	6,222,343
	Dexco SA	1,538,080	1,532,376
	Dimed SA Distribuidora da Medicamentos	96,800	168,952
	Embraer SA (EMBR3 BZ)	359,129	5,806,863
	Empreendimentos Pague Menos SA	437,298	317,003
	Even Construtora e Incorporadora SA	722,456	1,000,436
	Fleury SA	17,142	46,360
#	Gerdau SA, Sponsored ADR	3,314,077	11,566,128
	Grupo SBF SA	328,287	787,774
	Guararapes Confeccoes SA	378,200	712,119
*Ω	Hapvida Participacoes e Investimentos SA	63,200	367,456
	Iochpe Maxion SA	500,754	1,019,202

		Shares	Value»
BRAZIL — (Continued)
*	IRB-Brasil Resseguros SA	268,902	$2,466,121
*	Jalles Machado SA	161,838	82,424
*	JBS NV, BDR	392,937	5,221,436
	JHSF Participacoes SA	1,503,305	1,841,426
	JSL SA	83,710	84,022
	Lavvi Empreendimentos Imobiliarios SA	126,108	350,434
	Lojas Quero-Quero SA	540,015	210,789
Ω	LWSA SA	387,200	281,406
	M Dias Branco SA	91,614	499,284
	Magazine Luiza SA	430,441	677,671
	Melnick Even Desenvolvimento Imobiliario SA	15,500	11,323
	Moura Dubeux Engenharia SA	184,100	946,173
	Movida Participacoes SA	269,553	410,346
*	Natura Cosmeticos SA	242,000	405,286
*	Oceanpact Servicos Maritimos SA	3,700	5,220
	Petroleo Brasileiro SA - Petrobras	10,192,349	59,695,893
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	1,849,041	21,522,837
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	2,874,100	31,758,805
	Petroreconcavo SA	439,400	1,014,386
	Positivo Tecnologia SA	4,400	3,361
*	PRIO SA	707,674	4,739,355
	Qualicorp Consultoria e Corretora de Seguros SA	424,116	213,637
	Romi SA	233,623	353,478
	Sao Carlos Empreendimentos e Participacoes SA	27,658	107,600
	Sao Martinho SA	176,538	460,709
Ω	Ser Educacional SA	177,761	336,361
	Simpar SA	168,818	144,971
	Trisul SA	325,666	462,474

1108

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Tupy SA	286,284	$658,779
	Ultrapar Participacoes SA (UGPA3 BZ)	67,827	269,924
	Vale SA (VALE US), Sponsored ADR	639,337	7,729,584
	Vale SA (VALE3 BZ)	4,161,137	50,475,530
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	206,537	850,341
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	232,700	140,140
	Vibra Energia SA	2,558,502	11,318,385
	YDUQS Participacoes SA	684,093	1,806,887

TOTAL BRAZIL			286,183,186

CHILE — (0.5%)
	Banco de Credito e Inversiones SA	38,444	1,972,995
	Besalco SA	530,992	624,142
	Bicecorp SA	2,846,826	996,706
	Camanchaca SA	1,334,309	88,898
*	CAP SA	558,310	3,730,783
	Cencosud SA	2,573,220	7,970,324
	Cia Sud Americana de Vapores SA	46,849,671	2,328,781
	Cristalerias de Chile SA	264,624	759,375
	Empresa Nacional de Telecomunicaciones SA	714,381	3,402,961
	Empresas CMPC SA	4,198,444	6,063,254
	Empresas Copec SA	1,491,993	10,658,176
*	Empresas Hites SA	3,049,468	424,701
	Enel Americas SA (ENELAM CI)	20,797,620	1,966,234
	Falabella SA	1,568,863	9,879,087
	Inversiones Aguas Metropolitanas SA	2,219,249	2,237,914
*	Masisa SA	8,850,036	150,221
	PAZ Corp. SA	1,562,812	1,244,325
	Ripley Corp. SA	647,087	314,416
	Salfacorp SA	2,712,464	2,979,234
	Sigdo Koppers SA	187,924	273,397
	SMU SA	3,058,733	497,375
	Sociedad Matriz SAAM SA	44,103,821	5,839,820
*	Socovesa SA	3,559,512	587,916

		Shares	Value»

CHILE — (Continued)
	SONDA SA	276,164	$100,168
	Vina Concha y Toro SA	581,670	634,249

TOTAL CHILE			65,725,452

CHINA — (28.1%)
	360 Security Technology, Inc., Class A	678,933	1,142,654
	361 Degrees International Ltd.	4,912,000	3,715,201
Ω	3SBio, Inc.	2,240,500	8,914,166
	5I5J Holding Group Co. Ltd., Class A	778,700	314,267
	AAC Technologies Holdings, Inc.	2,490,500	12,802,148
*	ADAMA Ltd., Class A	191,800	173,238
*	Addsino Co. Ltd., Class A	85,900	101,084
	Advanced Technology & Materials Co. Ltd., Class A	226,600	676,826
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	644,617
	AECC Aviation Power Co. Ltd., Class A	267,307	1,468,620
	Agricultural Bank of China Ltd., Class H	84,233,000	64,259,420
	Aisino Corp., Class A	369,067	431,287
	Ajisen China Holdings Ltd.	2,433,000	306,604
Ω	AK Medical Holdings Ltd.	222,000	167,892
	Alibaba Group Holding Ltd. (9988 HK)	20,826,700	443,165,856
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	217,044	36,990,809
	Allmed Medical Products Co. Ltd., Class A	111,200	170,265
	Aluminum Corp. of China Ltd., Class H	11,590,000	14,736,895
	Amrita Global Development Ltd.	744,000	57,448
	Andon Health Co. Ltd., Class A	55,200	314,412
*	Angang Steel Co. Ltd., Class H	369,632	96,509
#	Anhui Conch Cement Co. Ltd., Class H	3,167,000	9,442,293

1109

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Construction Engineering Group Co. Ltd., Class A	569,100	$379,162
	Anhui Guangxin Agrochemical Co. Ltd., Class A	260,482	429,188
	Anhui Heli Co. Ltd., Class A	203,527	596,109
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	502,455
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	156,651	398,707
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	87,000	70,510
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	910,803	820,990
	Anhui Jinhe Industrial Co. Ltd., Class A	32,900	92,871
	Anhui Kouzi Distillery Co. Ltd., Class A	139,600	636,029
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	81,000	68,440
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	111,080	133,241
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	312,200	585,079
	Anhui Xinhua Media Co. Ltd., Class A	304,900	287,122
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	407,804	1,314,215
	Anjoy Foods Group Co. Ltd., Class A	60,399	627,301
#	Anton Oilfield Services Group	14,338,000	1,939,156
	Aotecar New Energy Technology Group Co. Ltd., Class A	689,700	308,506
	APT Satellite Holdings Ltd.	154,000	42,057

		Shares	Value»
CHINA — (Continued)
	Arctech Solar Holding Co. Ltd., Class A	24,508	$147,587
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	103,577	607,921
*	Asia Cement China Holdings Corp.	2,452,000	804,414
#Ω	AsiaInfo Technologies Ltd.	1,082,800	1,257,849
	Asymchem Laboratories Tianjin Co. Ltd., Class A	78,900	1,087,799
	Autohome, Inc., ADR	46,713	1,177,168
	AviChina Industry & Technology Co. Ltd., Class H	11,376,000	5,794,874
*Ω	BAIC Motor Corp. Ltd., Class H	7,070,500	1,828,289
*	Baidu, Inc. (9888 HK), Class A	100,000	1,513,623
#*	Baidu, Inc. (BIDU US), Sponsored ADR	624,224	75,449,955
*Ω	Bairong, Inc.	598,000	757,176
	Baiyin Nonferrous Group Co. Ltd., Class A	1,350,400	1,004,574
	Bank of Beijing Co. Ltd., Class A	4,463,822	3,508,470
	Bank of Changsha Co. Ltd., Class A	1,142,900	1,538,060
	Bank of Chengdu Co. Ltd., Class A	1,372,128	3,243,216
	Bank of China Ltd., Class H	214,895,817	121,683,320
	Bank of Chongqing Co. Ltd., Class H	2,931,500	3,025,369
	Bank of Communications Co. Ltd., Class H	27,524,574	24,450,081
	Bank of Guiyang Co. Ltd., Class A	881,151	753,307
	Bank of Hangzhou Co. Ltd., Class A	1,852,505	4,088,500
	Bank of Jiangsu Co. Ltd., Class A	5,223,615	7,921,303
	Bank of Nanjing Co. Ltd., Class A	3,096,531	4,925,325
	Bank of Ningbo Co. Ltd., Class A	1,763,381	7,028,714
Ω	Bank of Qingdao Co. Ltd., Class H	162,500	89,840

1110

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Shanghai Co. Ltd., Class A	3,446,447	$4,599,980
	Bank of Suzhou Co. Ltd., Class A	1,125,708	1,308,690
	Bank of Xi’an Co. Ltd., Class A	705,600	385,743
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	5,288,130
	Baoxiniao Holding Co. Ltd., Class A	377,300	208,399
	Baoye Group Co. Ltd., Class H	1,119,120	598,893
	BBMG Corp., Class H	9,211,000	971,676
	BBMG Jidong Cement Group Co. Ltd., Class A	285,244	193,246
	Befar Group Co. Ltd., Class A	628,200	381,548
	Beibuwan Port Co. Ltd., Class A	443,467	546,115
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	2,381,479	1,067,970
#*	Beijing Capital International Airport Co. Ltd., Class H	3,686,000	1,322,994
	Beijing Changjiu Logistics Corp., Class A	78,283	90,674
	Beijing Dabeinong Technology Group Co. Ltd., Class A	909,700	526,539
	Beijing Easpring Material Technology Co. Ltd., Class A	85,121	825,916
	Beijing Energy International Holding Co. Ltd.	418,200	66,167
	Beijing Enterprises Holdings Ltd.	2,035,500	8,931,523
#	Beijing Enterprises Water Group Ltd.	16,254,000	5,224,197
	Beijing Fengjing Automotive Parts Co. Ltd.	285,500	153,414
	Beijing Gehua CATV Network Co. Ltd., Class A	429,900	486,163
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	486,128	515,579

		Shares	Value»
CHINA — (Continued)
	Beijing Haohua Energy Resource Co. Ltd., Class A	376,064	$408,072
	Beijing Jetsen Technology Co. Ltd., Class A	832,100	775,308
	Beijing New Building Materials PLC, Class A	358,310	1,197,279
	Beijing Originwater Technology Co. Ltd., Class A	753,163	461,731
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	68,500	160,059
	Beijing Sanyuan Foods Co. Ltd., Class A	358,600	244,088
	Beijing Shougang Co. Ltd., Class A	1,336,666	789,421
	Beijing Shunxin Agriculture Co. Ltd., Class A	144,922	319,267
	Beijing Sinnet Technology Co. Ltd., Class A	377,128	722,900
	Beijing SL Pharmaceutical Co. Ltd., Class A	228,200	242,031
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	371,935	209,140
	Beijing Strong Biotechnologies, Inc., Class A	130,700	251,016
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	297,000	329,667
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	88,104
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	919,107
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	107,402	210,072

1111

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,614,356	$4,823,287
*	Beiqi Foton Motor Co. Ltd., Class A	1,943,402	819,872
*	Bengang Steel Plates Co. Ltd., Class A	40,600	20,374
	Best Pacific International Holdings Ltd.	396,000	166,952
	Bestore Co. Ltd., Class A	36,900	64,287
*	Better Life Commercial Chain Share Co. Ltd., Class A	56,100	41,401
*	BGI Genomics Co. Ltd., Class A	15,100	104,303
	Biem.L.Fdlkk Garment Co. Ltd., Class A	95,200	213,900
	Black Peony Group Co. Ltd., Class A	123,400	148,370
*	Blue Sail Medical Co. Ltd., Class A	264,800	204,640
	Bluestar Adisseo Co., Class A	234,900	310,633
Ω	BOC Aviation Ltd.	578,800	5,073,581
*	BOE HC SemiTek Corp.	253,700	284,045
	BOE Technology Group Co. Ltd., Class A	9,480,826	5,411,850
#	BOE Varitronix Ltd.	1,101,000	705,330
*	Bohai Leasing Co. Ltd., Class A	2,050,400	1,030,105
*	Bomin Electronics Co. Ltd., Class A	73,400	122,430
#	Boyaa Interactive International Ltd.	123,000	84,410
	Bright Dairy & Food Co. Ltd., Class A	425,905	500,523
#	Brilliance China Automotive Holdings Ltd.	16,650,000	8,192,369
	Bros Eastern Co. Ltd., Class A	361,300	271,331
*	B-Soft Co. Ltd., Class A	298,340	199,280
	BTG Hotels Group Co. Ltd., Class A	312,913	639,151
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	154,900	229,987

		Shares	Value»
CHINA — (Continued)
#	BYD Electronic International Co. Ltd.	224,500	$1,053,943
	By-health Co. Ltd., Class A	297,900	525,440
*	C C Land Holdings Ltd.	12,528,429	1,918,320
#	C&D International Investment Group Ltd.	2,490,261	5,114,877
	C&S Paper Co. Ltd., Class A	333,000	372,958
	Caitong Securities Co. Ltd., Class A	881,110	1,065,343
*Ω	CALB Group Co. Ltd., Class H	29,800	128,450
	Camel Group Co. Ltd., Class A	362,820	520,325
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	540,301	354,162
	Canmax Technologies Co. Ltd., Class A	161,716	690,974
	Canny Elevator Co. Ltd., Class A	197,400	203,672
	CCCC Design & Consulting Group Co. Ltd., Class A	416,800	449,205
	CCS Supply Chain Management Co. Ltd., Class A	229,000	153,627
*††	CECEP COSTIN New Materials Group Ltd.	132,000	0
	CECEP Solar Energy Co. Ltd., Class A	1,193,500	781,795
	CECEP Wind-Power Corp., Class A	1,965,670	853,902
	Central China Land Media Co. Ltd., Class A	402,900	684,816
*††	Central China Management Co. Ltd.	7,334,350	18,877
	CGN New Energy Holdings Co. Ltd.	6,484,000	2,294,730
*	CGN Nuclear Technology Development Co. Ltd., Class A	100,400	114,177

1112

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Changchun Faway Automobile Components Co. Ltd., Class A	207,620	$274,916
	Changchun High-Tech Industry Group Co. Ltd., Class A	80,900	1,277,028
	Changhong Meiling Co. Ltd., Class A	159,500	155,868
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	474,800	284,272
	Changjiang Publishing & Media Co. Ltd., Class A	275,200	338,776
	Changjiang Securities Co. Ltd., Class A	1,076,490	1,334,983
	Chaoju Eye Care Holdings Ltd.	61,500	20,105
	Chaowei Power Holdings Ltd.	2,400,000	448,153
Ω	Cheerwin Group Ltd.	533,500	154,948
	Chengdu B-Ray Media Co. Ltd., Class A	337,800	238,551
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	108,800	173,660
	Chengdu Hongqi Chain Co. Ltd., Class A	430,110	332,644
	Chengdu Wintrue Holding Co. Ltd., Class A	373,000	547,329
	Chenguang Biotech Group Co. Ltd., Class A	60,100	112,958
	Chengzhi Co. Ltd., Class A	345,111	371,519
#	Chervon Holdings Ltd.	278,900	723,690
*	China Aerospace International Holdings Ltd.	1,164,000	85,264
	China Aircraft Leasing Group Holdings Ltd.	5,826	3,341
	China Animal Husbandry Industry Co. Ltd., Class A	255,800	276,337

		Shares	Value»
CHINA — (Continued)
	China BlueChemical Ltd., Class H	7,524,878	$2,325,305
*Ω	China Bohai Bank Co. Ltd., Class H	1,685,000	221,062
	China CAMC Engineering Co. Ltd., Class A	266,600	319,051
	China Chunlai Education Group Co. Ltd.	34,000	19,072
	China CITIC Bank Corp. Ltd., Class H	26,394,112	25,182,776
#	China Coal Energy Co. Ltd., Class H	10,409,000	14,662,573
	China Coal Xinji Energy Co. Ltd., Class A	615,300	626,247
*††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
	China Communications Services Corp. Ltd., Class H	9,873,071	5,917,063
*	China Conch Environment Protection Holdings Ltd.	1,265,000	94,139
	China Conch Venture Holdings Ltd.	1,867,500	2,335,003
	China Construction Bank Corp., Class H	304,380,101	301,348,737
	China CYTS Tours Holding Co. Ltd., Class A	193,700	264,108
	China Design Group Co. Ltd., Class A	123,100	135,166
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	4,658,000	1,023,799
#	China Education Group Holdings Ltd.	626,709	240,477
	China Electronics Huada Technology Co. Ltd.	350,000	66,576
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	4,398,000	656,087

1113

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	6,490,514	$2,198,901
	China Everbright Bank Co. Ltd., Class H	8,476,000	3,477,255
Ω	China Feihe Ltd.	11,239,000	5,998,382
	China Film Group Co. Ltd., Class A	49,100	100,494
*	China First Heavy Industries Co. Ltd., Class A	510,700	231,153
	China Foods Ltd.	2,876,000	1,535,206
	China Galaxy Securities Co. Ltd., Class H	5,073,000	7,298,033
#	China Gas Holdings Ltd.	10,186,131	10,476,900
	China Gold International Resources Corp. Ltd. (2099 HK)	390,800	6,578,313
	China Great Wall Securities Co. Ltd., Class A	427,300	664,368
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	451,200	552,309
	China Hainan Rubber Industry Group Co. Ltd., Class A	396,900	314,980
	China Haisum Engineering Co. Ltd., Class A	59,700	88,396
	China Hanking Holdings Ltd.	589,000	329,415
*	China Harmony Auto Holding Ltd.	131,000	21,098
	China Hongqiao Group Ltd.	9,504,000	36,084,725
#††	China Huiyuan Juice Group Ltd.	4,182,433	188,707
#	China International Marine Containers Group Co. Ltd., Class H	4,168,220	3,809,933
#	China Jinmao Holdings Group Ltd.	3,102,902	536,225
	China Jushi Co. Ltd., Class A	1,274,241	2,935,631

		Shares	Value»
CHINA — (Continued)
	China Kepei Education Group Ltd.	1,432,000	$267,621
	China Lesso Group Holdings Ltd.	3,731,000	2,135,044
	China Lilang Ltd.	1,753,000	759,774
#*Ω	China Literature Ltd.	1,224,800	6,598,237
*	China Longevity Group Co. Ltd.	1,152,649	1,483
#	China Medical System Holdings Ltd.	4,308,000	7,429,618
	China Meheco Group Co. Ltd., Class A	425,320	673,906
#	China Meidong Auto Holdings Ltd.	2,032,000	462,241
	China Mengniu Dairy Co. Ltd.	10,415,000	18,952,706
	China Merchants Bank Co. Ltd., Class H	8,431,500	52,853,130
	China Merchants Energy Shipping Co. Ltd., Class A	1,708,900	2,219,720
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	507,200	731,637
	China Merchants Port Holdings Co. Ltd.	4,878,291	9,448,066
	China Merchants Property Operation & Service Co. Ltd., Class A	255,600	411,824
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	737,310	979,264
#*††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp. Ltd., Class H	17,041,400	8,730,551
#	China Modern Dairy Holdings Ltd.	4,413,000	687,635
	China National Accord Medicines Corp. Ltd., Class A	126,407	451,697
	China National Building Material Co. Ltd., Class H	10,015,888	7,097,836

1114

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China National Chemical Engineering Co. Ltd., Class A	1,363,900	$1,482,181
	China National Gold Group Gold Jewellery Co. Ltd., Class A	240,000	278,532
	China National Medicines Corp. Ltd., Class A	190,900	799,535
	China National Nuclear Power Co. Ltd., Class A	2,594,543	3,275,062
*Ω	China New Higher Education Group Ltd.	3,209,590	508,054
	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	287,200	269,399
#	China Nonferrous Mining Corp. Ltd.	3,896,000	7,185,956
*	China Oil & Gas Group Ltd.	18,080,000	405,540
	China Oilfield Services Ltd., Class H	6,418,000	6,265,581
#	China Overseas Grand Oceans Group Ltd.	6,987,742	1,952,375
	China Overseas Land & Investment Ltd.	9,825,000	16,488,254
	China Pacific Insurance Group Co. Ltd., Class H	6,488,000	26,302,682
	China Petroleum & Chemical Corp., Class H	84,531,575	44,962,698
	China Petroleum Engineering Corp., Class A	369,500	185,020
*††	China Properties Investment Holdings Ltd.	3,380,000	0
	China Publishing & Media Co. Ltd., Class A	490,200	472,079
	China Railway Group Ltd., Class H	10,886,000	5,522,232

		Shares	Value»
CHINA — (Continued)
	China Railway Hi-tech Industry Co. Ltd., Class A	553,800	$654,500
	China Railway Materials Co. Ltd., Class A	1,195,200	450,138
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,703,000	2,502,313
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	276,015
	China Reinsurance Group Corp., Class H	8,258,000	1,677,086
	China Resources Beer Holdings Co. Ltd.	294,000	1,005,635
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	104,300	370,280
	China Resources Building Materials Technology Holdings Ltd.	9,124,000	1,984,251
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	940,222
	China Resources Gas Group Ltd.	2,887,000	7,938,734
	China Resources Land Ltd.	11,585,000	41,855,874
#	China Resources Medical Holdings Co. Ltd.	3,452,500	1,500,112
#Ω	China Resources Pharmaceutical Group Ltd.	7,553,500	4,840,621
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	293,300	1,188,960
#	China Risun Group Ltd.	3,584,000	1,078,774
*	China Sanjiang Fine Chemicals Co. Ltd.	2,855,000	902,640
#	China Shenhua Energy Co. Ltd., Class H	9,267,500	48,257,561

1115

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Shineway Pharmaceutical Group Ltd.	1,660,000	$1,793,088
	China South Publishing & Media Group Co. Ltd., Class A	602,000	1,024,020
	China Starch Holdings Ltd.	10,090,000	247,593
	China State Construction Engineering Corp. Ltd., Class A	12,284,706	9,377,411
	China State Construction International Holdings Ltd.	934,000	1,062,481
#	China Sunshine Paper Holdings Co. Ltd.	2,083,000	450,029
	China Taiping Insurance Holdings Co. Ltd.	5,814,200	13,225,361
	China Tianying, Inc., Class A	819,900	676,366
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	104,200	895,422
Ω	China Tower Corp. Ltd., Class H	17,940,300	25,917,392
	China Traditional Chinese Medicine Holdings Co. Ltd.	12,318,000	3,710,721
*	China TransInfo Technology Co. Ltd., Class A	218,682	342,025
#*	China Travel International Investment Hong Kong Ltd.	7,467,631	1,651,466
	China Tungsten & Hightech Materials Co. Ltd., Class A	150,452	495,431
*	China Union Holdings Ltd., Class A	386,700	222,684
	China Vered Financial Holding Corp. Ltd.	185,000	26,359
	China West Construction Group Co. Ltd., Class A	394,200	365,833
	China XD Electric Co. Ltd., Class A	713,500	799,837

		Shares	Value»
CHINA — (Continued)
	China XLX Fertiliser Ltd.	2,216,000	$2,090,951
	China Yongda Automobiles Services Holdings Ltd.	4,216,500	925,849
#*Ω	China Youran Dairy Group Ltd.	3,708,000	1,549,081
*Ω	China Yuhua Education Corp. Ltd.	470,000	33,786
	China Zhenhua Group Science & Technology Co. Ltd., Class A	111,500	790,336
	China Zheshang Bank Co. Ltd., Class H	4,591,800	1,495,843
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	96,800	126,103
	Chinasoft International Ltd.	8,516,000	6,375,056
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	270,408	394,541
	Chongqing Changan Automobile Co. Ltd., Class A	1,691,009	2,945,598
	Chongqing Department Store Co. Ltd., Class A	125,084	480,667
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	193,800	357,505
	Chongqing Gas Group Corp. Ltd., Class A	204,000	168,086
	Chongqing Machinery & Electric Co. Ltd., Class H	1,716,000	408,220
	Chongqing Port Co. Ltd., Class A	255,300	194,738
	Chongqing Road & Bridge Co. Ltd., Class A	188,200	179,131
	Chongqing Rural Commercial Bank Co. Ltd., Class H	11,151,000	9,170,496

1116

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	$645,648
	Chongqing Zhifei Biological Products Co. Ltd., Class A	232,100	671,600
	Chow Tai Seng Jewellery Co. Ltd., Class A	253,200	492,569
	CIMC Enric Holdings Ltd.	2,746,000	2,652,170
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	481,324
	CITIC Ltd.	13,626,483	21,061,502
	CITIC Resources Holdings Ltd.	10,062,000	536,601
	CITIC Securities Co. Ltd., Class H	90,825	345,779
	City Development Environment Co. Ltd., Class A	180,900	379,851
	CMOC Group Ltd., Class H	2,919,000	6,319,510
	CMST Development Co. Ltd., Class A	655,800	548,472
	CNGR Advanced Material Co. Ltd., Class A	187,040	1,210,324
	CNOOC Energy Technology & Services Ltd., Class A	2,122,901	1,164,410
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	468,177	522,029
*	COFCO Biotechnology Co. Ltd., Class A	453,000	377,752
	COFCO Capital Holdings Co. Ltd., Class A	162,200	289,635
#*	COFCO Joycome Foods Ltd.	5,220,000	1,113,578
	COFCO Sugar Holding Co. Ltd., Class A	495,900	1,090,129
	Cofoe Medical Technology Co. Ltd., Class A	40,300	247,439
	Concord New Energy Group Ltd.	30,720,000	1,522,450

		Shares	Value»
CHINA — (Continued)
	Consun Pharmaceutical Group Ltd.	1,585,000	$3,065,917
#	COSCO SHIPPING Development Co. Ltd., Class H	13,934,000	2,078,587
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	4,010,000	5,669,482
#	COSCO SHIPPING Holdings Co. Ltd., Class H	13,958,500	24,207,264
	COSCO SHIPPING International Hong Kong Co. Ltd.	2,772,000	2,137,429
	COSCO SHIPPING Ports Ltd.	4,714,878	3,475,859
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	659,500	674,615
	CQ Pharmaceutical Holding Co. Ltd., Class A	374,900	283,004
	CRRC Corp. Ltd., Class H	3,275,000	2,485,123
	CSG Holding Co. Ltd., Class A	632,849	423,192
	CSPC Pharmaceutical Group Ltd.	20,258,000	19,953,974
	CSSC Hong Kong Shipping Co. Ltd.	3,814,000	1,020,046
	CSSC Science & Technology Co. Ltd., Class A	217,600	366,370
	CTS International Logistics Corp. Ltd., Class A	559,470	485,408
	Dajin Heavy Industry Co. Ltd., Class A	65,400	462,518
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	560,962
*	Damai Entertainment Holdings Ltd.	15,290,000	1,808,551
	Daqin Railway Co. Ltd., Class A	2,964,061	2,387,483
	Dashang Co. Ltd., Class A	113,216	280,098
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	105,802

1117

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Deppon Logistics Co. Ltd., Class A	193,700	$406,329
*	Dezhan Healthcare Co. Ltd., Class A	555,200	341,764
	Dian Diagnostics Group Co. Ltd., Class A	170,700	390,015
	Do-Fluoride New Materials Co. Ltd., Class A	178,200	711,432
#	Dongfang Electric Corp. Ltd., Class H	859,000	2,095,952
	DongFeng Automobile Co. Ltd., Class A	209,300	227,627
	Dongfeng Electronic Technology Co. Ltd., Class A	125,400	220,608
	Dongguan Aohai Technology Co. Ltd., Class A	74,200	491,720
	Dongguan Development Holdings Co. Ltd., Class A	308,200	510,671
	Dongxing Securities Co. Ltd., Class A	523,100	931,573
	Dongyue Group Ltd.	5,602,000	7,207,394
	Dynagreen Environmental Protection Group Co. Ltd., Class H	873,000	612,607
*	Easyhome New Retail Group Co. Ltd., Class A	1,592,700	646,927
#	E-Commodities Holdings Ltd.	5,778,000	617,066
	Edvantage Group Holdings Ltd.	351,596	63,391
#	EEKA Fashion Holdings Ltd.	593,000	598,433
*††	Elion Energy Co. Ltd., Class A	807,498	7,946
	ENN Natural Gas Co. Ltd., Class A	543,700	1,491,909
	Era Co. Ltd., Class A	302,300	181,057
	Essex Bio-technology Ltd.	158,000	87,577
	Eternal Asia Supply Chain Management Ltd., Class A	1,008,900	721,819
	EVA Precision Industrial Holdings Ltd.	4,192,000	642,232

		Shares	Value»
CHINA — (Continued)
	Ever Sunshine Services Group Ltd.	1,832,000	$411,646
#Ω	Everbright Securities Co. Ltd., Class H	282,600	354,869
	Fangda Carbon New Material Co. Ltd., Class A	811,294	702,489
	Fangda Special Steel Technology Co. Ltd., Class A	738,170	614,453
	Far East Horizon Ltd.	8,098,000	7,269,524
*	Farasis Energy Gan Zhou Co. Ltd., Class A	148,721	372,765
	FAW Jiefang Group Co. Ltd., Class A	418,452	422,497
	FAWER Automotive Parts Co. Ltd., Class A	470,012	371,189
	FESCO Group Co. Ltd., Class A	43,700	116,400
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	123,978	423,472
*	FIH Mobile Ltd.	415,600	992,010
#	FinVolution Group, ADR	472,528	2,887,146
	First Tractor Co. Ltd., Class H	1,100,000	1,106,724
#	Flat Glass Group Co. Ltd., Class H	315,000	495,281
	Foshan Electrical & Lighting Co. Ltd., Class A	277,200	245,473
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	140,400	172,372
	Fosun International Ltd.	7,116,183	4,514,062
	Founder Securities Co. Ltd., Class A	713,607	825,779
#	Fu Shou Yuan International Group Ltd.	4,481,000	1,695,129
#	Fufeng Group Ltd.	8,809,000	9,118,570
	Fujian Funeng Co. Ltd., Class A	644,857	916,639
	Fujian Qingshan Paper Industry Co. Ltd., Class A	124,900	62,859

1118

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fujian Star-net Communication Co. Ltd., Class A	60,571	$227,934
	Fujian Sunner Development Co. Ltd., Class A	329,998	786,030
	Fujian Yuanli Active Carbon Co. Ltd., Class A	18,800	43,715
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	375,600	2,480,329
	Gansu Energy Chemical Co. Ltd., Class A	1,396,600	508,423
	Gansu Shangfeng Cement Co. Ltd., Class A	308,780	490,113
	Gansu Yasheng Industrial Group Co. Ltd., Class A	457,800	199,524
	GCL Energy Technology Co. Ltd., Class A	367,800	553,387
#*	GCL Technology Holdings Ltd.	28,393,000	4,963,366
*	GDS Holdings Ltd. (9698 HK), Class A	1,863,300	8,301,848
	Geely Automobile Holdings Ltd.	19,921,000	47,258,779
	GEM Co. Ltd., Class A	1,230,500	1,472,717
*	Gemdale Corp., Class A	913,454	502,257
Ω	Genertec Universal Medical Group Co. Ltd.	3,491,500	2,781,206
#	GF Securities Co. Ltd., Class H	2,865,000	6,916,723
#*	Global New Material International Holdings Ltd.	102,000	65,491
*	Glorious Property Holdings Ltd.	11,363,000	10,967
	GoerTek, Inc., Class A	232,031	1,070,028
Ω	Golden Throat Holdings Group Co. Ltd.	33,000	14,602
#	Goldwind Science & Technology Co. Ltd., Class H	2,985,800	5,067,965

		Shares	Value»
CHINA — (Continued)
	Goodbaby International Holdings Ltd.	1,138,000	$173,886
	Gotion High-tech Co. Ltd., Class A	246,583	1,578,759
#	Grand Pharmaceutical Group Ltd.	3,827,000	4,074,307
*	Grandjoy Holdings Group Co. Ltd., Class A	118,100	49,360
	Great Wall Motor Co. Ltd., Class H	4,305,000	8,326,561
	Gree Electric Appliances, Inc. of Zhuhai, Class A	576,800	3,225,279
#	Greentown China Holdings Ltd.	5,334,591	5,709,592
#Ω	Greentown Management Holdings Co. Ltd.	1,964,000	763,601
	Greentown Service Group Co. Ltd.	4,376,000	2,513,901
	Guangdong Construction Engineering Group Co. Ltd., Class A	853,800	459,676
*	Guangdong DFP New Material Group Co. Ltd.	208,596	142,869
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	505,800	1,351,795
	Guangdong Dongpeng Holdings Co. Ltd., Class A	369,000	368,209
	Guangdong Dowstone Technology Co. Ltd., Class A	156,300	541,717
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	181,000	286,883
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	187,700	446,687
	Guangdong Goworld Co. Ltd., Class A	105,400	192,422
	Guangdong Guanhao High-Tech Co. Ltd., Class A	316,200	144,417

1119

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	290,600	$527,007
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	105,592	630,853
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	64,400	205,393
	Guangdong Provincial Expressway Development Co. Ltd., Class A	283,660	462,992
	Guangdong South New Media Co. Ltd., Class A	21,400	145,422
	Guangdong Tapai Group Co. Ltd., Class A	353,173	420,373
	Guangdong Vanward New Electric Co. Ltd., Class A	188,418	306,023
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	255,935	544,201
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	291,742
	Guanghui Energy Co. Ltd., Class A	1,939,638	1,436,908
*	Guanghui Logistics Co. Ltd., Class A	331,600	370,258
	Guangshen Railway Co. Ltd., Class H	4,915,999	1,442,739
	Guangxi Liugong Machinery Co. Ltd., Class A	509,240	833,406
	Guangxi LiuYao Group Co. Ltd., Class A	126,383	331,289
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	603,400	236,894
	Guangzhou Baiyun International Airport Co. Ltd., Class A	633,200	870,238

		Shares	Value»
CHINA — (Continued)
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	660,000	$1,591,065
	Guangzhou Development Group, Inc., Class A	653,700	631,264
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	115,600	812,393
	Guangzhou Haoyang Electronic Co. Ltd., Class A	7,000	42,637
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	83,500	350,344
	Guangzhou Port Co. Ltd., Class A	750,600	354,442
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	108,200	634,869
	Guangzhou Wondfo Biotech Co. Ltd., Class A	88,100	273,169
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	745,556	848,287
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	196,500	259,092
	Guilin Layn Natural Ingredients Corp., Class A	52,700	59,956
	Guizhou Chanhen Chemical Corp., Class A	73,100	350,844
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	470,232	340,445
	Guizhou Tyre Co. Ltd., Class A	343,800	241,120
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	564,000	302,530
	Guosen Securities Co. Ltd., Class A	1,108,827	2,189,357

1120

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Guotai Haitong Securities Co. Ltd., Class H	5,654,288	$10,834,344
	Guoyuan Securities Co. Ltd., Class A	868,450	1,069,888
	Haier Smart Home Co. Ltd. (600690 C1), Class A	879,896	3,317,996
	Haier Smart Home Co. Ltd. (6690 HK), Class H	7,293,600	23,717,939
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	20,800	38,851
*	Hainan Meilan International Airport Co. Ltd., Class H	435,000	588,090
	Hainan Mining Co. Ltd., Class A	221,800	304,317
	Haitian International Holdings Ltd.	2,070,000	5,656,350
	Hangxiao Steel Structure Co. Ltd., Class A	795,322	303,044
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	631,700	943,897
	Hangzhou First Applied Material Co. Ltd., Class A	338,000	746,045
	Hangzhou GreatStar Industrial Co. Ltd.	179,700	778,787
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	36,820	168,751
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	135,331	167,550
*	Hangzhou Iron & Steel Co., Class A	463,000	593,958
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	28,300	139,413
	Hangzhou Robam Appliances Co. Ltd., Class A	197,800	543,598
	Hangzhou Sunrise Technology Co. Ltd., Class A	69,600	152,036

		Shares	Value»
CHINA — (Continued)
	Han’s Laser Technology Industry Group Co. Ltd., Class A	87,314	$505,572
	Harbin Electric Co. Ltd., Class H	3,381,474	5,560,117
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	97,803	178,291
*	Harbin Pharmaceutical Group Co. Ltd., Class A	510,700	262,920
	HBIS Resources Co. Ltd., Class A	193,700	511,122
	Health & Happiness H&H International Holdings Ltd.	719,000	1,118,535
	Hefei Urban Construction Development Co. Ltd., Class A	230,529	402,993
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	125,200	198,597
	Hello Group, Inc., Sponsored ADR	594,528	4,036,845
	Henan Liliang Diamond Co. Ltd., Class A	68,100	367,904
	Henan Mingtai Al Industrial Co. Ltd., Class A	313,400	663,707
	Henan Pinggao Electric Co. Ltd., Class A	304,300	755,409
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	456,300	1,585,335
	Henan Thinker Automatic Equipment Co. Ltd., Class A	8,300	34,917
	Henan Yuguang Gold & Lead Co. Ltd., Class A	306,905	528,880
*	Henan Zhongfu Industry Co. Ltd., Class A	698,800	668,473

1121

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henan Zhongyuan Expressway Co. Ltd., Class A	411,600	$263,289
	Hengan International Group Co. Ltd.	2,069,500	7,247,982
	Hengdian Group Tospo Lighting Co. Ltd., Class A	55,600	106,387
	Hengli Petrochemical Co. Ltd., Class A	1,682,874	4,247,497
	Hengtong Logistics Co. Ltd., Class A	158,500	220,882
	Hengtong Optic-electric Co. Ltd., Class A	654,008	2,055,984
	Hengyi Petrochemical Co. Ltd., Class A	801,241	754,695
	Hesteel Co. Ltd., Class A	3,173,600	1,119,747
	Hexing Electrical Co. Ltd., Class A	103,233	490,315
	Hisense Visual Technology Co. Ltd., Class A	381,600	1,329,527
	Hitevision Co. Ltd., Class A	59,800	251,423
	HLA Group Corp. Ltd., Class A	1,438,000	1,251,579
*	HNA Technology Co. Ltd., Class A	637,300	392,952
	Hongli Zhihui Group Co. Ltd., Class A	42,500	44,291
	Hongrun Construction Group Co. Ltd., Class A	165,200	284,172
*	Hongyuan Green Energy Co. Ltd., Class A	63,700	264,025
*	Hopson Development Holdings Ltd.	4,524,708	1,835,499
	Horizon Construction Development Ltd.	2,428,554	349,762
	Hoshine Silicon Industry Co. Ltd., Class A	130,800	911,924
*Ω	Hua Hong Semiconductor Ltd., Class H	1,242,000	12,730,733
	Huaan Securities Co. Ltd., Class A	616,300	574,347
	Huadian Heavy Industries Co. Ltd., Class A	74,300	77,517

		Shares	Value»
CHINA — (Continued)
	Huafon Chemical Co. Ltd., Class A	1,469,848	$1,854,027
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	244,308	245,095
	Huafu Fashion Co. Ltd., Class A	454,700	305,625
	Huaibei Mining Holdings Co. Ltd., Class A	760,400	1,419,421
*	Huaihe Energy Group Co. Ltd., Class A	1,012,100	530,933
	Huangshan Tourism Development Co. Ltd., Class A	137,300	218,270
	Huapont Life Sciences Co. Ltd., Class A	604,400	415,604
Ω	Huatai Securities Co. Ltd., Class H	3,617,800	9,095,463
	Huaxi Securities Co. Ltd., Class A	498,155	706,851
	Huaxia Bank Co. Ltd., Class A	3,561,687	3,409,535
	Huaxin Cement Co. Ltd. (600801 C1), Class A	589,528	1,789,016
#	Huaxin Cement Co. Ltd. (6655 HK), Class H	363,600	816,446
	Huayu Automotive Systems Co. Ltd., Class A	857,045	2,461,265
	Hubei Chutian Smart Communication Co. Ltd., Class A	312,700	178,860
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	176,906	623,087
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	371,800	1,492,911
	Hubei Yihua Chemical Industry Co. Ltd., Class A	147,846	288,464
	Huishang Bank Corp. Ltd., Class H	810,900	348,434
	Humanwell Healthcare Group Co. Ltd., Class A	366,000	1,087,042
	Hunan Aihua Group Co. Ltd., Class A	18,100	43,855

1122

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	210,800	$196,532
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	441,400	551,714
	Hunan Valin Steel Co. Ltd., Class A	2,235,080	1,813,881
	Hunan Zhongke Electric Co. Ltd., Class A	135,900	494,230
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	1,405,000	2,360,579
	IKD Co. Ltd., Class A	225,000	716,153
*Ω	IMAX China Holding, Inc.	76,600	78,859
	Industrial & Commercial Bank of China Ltd., Class H	180,841,996	140,116,189
	Industrial Bank Co. Ltd., Class A	6,143,453	17,479,804
	Industrial Securities Co. Ltd., Class A	1,396,592	1,351,707
	Infore Environment Technology Group Co. Ltd., Class A	739,856	716,176
*Ω	Ingdan, Inc.	1,438,000	521,216
*	Inkeverse Group Ltd.	1,946,000	261,930
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,308,700	2,967,239
	Inner Mongolia Berun Chemical Co. Ltd., Class A	855,350	812,481
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	824,337	2,928,659
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	338,268	526,129
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,635,451	1,915,182
	Intco Medical Technology Co. Ltd., Class A	140,073	778,487
#*	iQIYI, Inc., ADR	1,808,670	4,178,028
*	IRICO Display Devices Co. Ltd., Class A	625,900	515,724

		Shares	Value»
CHINA — (Continued)
*	JA Solar Technology Co. Ltd., Class A	765,800	$1,515,269
	Jade Bird Fire Co. Ltd., Class A	222,840	350,720
	Jangho Group Co. Ltd., Class A	536,100	584,157
	Jason Furniture Hangzhou Co. Ltd., Class A	195,300	845,765
	JCET Group Co. Ltd., Class A	280,646	1,579,737
*Ω	JD Health International, Inc.	1,742,150	13,599,125
*Ω	JD Logistics, Inc.	5,796,900	9,450,121
	JD.com, Inc. (9618 HK), Class A	6,645,700	109,720,346
	Jiang Su Suyan Jingshen Co. Ltd., Class A	228,600	345,724
	Jiangling Motors Corp. Ltd., Class A	181,629	512,786
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	366,000	342,663
	Jiangsu Azure Corp., Class A	282,600	763,149
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	615,000	317,084
	Jiangsu Changbao Steeltube Co. Ltd., Class A	51,700	47,403
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	88,000	211,955
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,063,048	1,054,055
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	213,360	383,844
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	860,157	1,118,343
	Jiangsu Financial Leasing Co. Ltd., Class A	1,108,876	951,141

1123

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Jiangsu General Science Technology Co. Ltd., Class A	425,300	$265,430
	Jiangsu Guotai International Group Co. Ltd., Class A	555,480	729,327
	Jiangsu Huachang Chemical Co. Ltd., Class A	269,000	236,658
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	655,220	437,667
	Jiangsu Lianyungang Port Co. Ltd., Class A	139,900	112,988
	Jiangsu Lihua Foods Group Co. Ltd.	196,000	576,943
	Jiangsu Linyang Energy Co. Ltd., Class A	569,400	467,564
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	388,000	549,670
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	289,900	379,064
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	186,600	176,031
	Jiangsu Shagang Co. Ltd., Class A	629,500	511,695
	Jiangsu Shentong Valve Co. Ltd., Class A	116,400	227,704
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,100	37,559
	Jiangsu Soho High Hope Group Corp., Class A	490,000	195,655
*	Jiangsu Sopo Chemical Co., Class A	193,129	196,759
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	598,840	436,104
	Jiangsu Yanghe Distillery Co. Ltd., Class A	171,500	1,706,905

		Shares	Value»
CHINA — (Continued)
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	724,458	$451,888
	Jiangsu Zhongtian Technology Co. Ltd., Class A	682,900	1,626,152
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	886,200	352,348
	Jiangxi Copper Co. Ltd., Class H	3,639,000	15,183,508
	Jiangxi Ganyue Expressway Co. Ltd., Class A	653,300	491,244
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	344,000	496,495
*	Jihua Group Corp. Ltd., Class A	516,900	262,368
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	242,056	730,756
*	Jilin Chemical Fibre, Class A	529,100	303,687
#*††	Jinchuan Group International Resources Co. Ltd.	1,899,000	58,652
	Jinduicheng Molybdenum Co. Ltd., Class A	144,100	304,380
	Jingjin Equipment, Inc., Class A	125,800	269,711
#	JinkoSolar Holding Co. Ltd., ADR	124,177	3,118,084
	Jinlei Technology Co. Ltd., Class A	75,500	311,036
	Jinmao Property Services Co. Ltd.	458,891	165,042
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,417,705
	Jinneng Science&Technology Co. Ltd., Class A	258,033	227,684
#*Ω	Jinxin Fertility Group Ltd.	8,467,500	2,678,493
	Jinyu Bio-Technology Co. Ltd., Class A	226,200	342,878

1124

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
#Ω	Jiumaojiu International Holdings Ltd.	685,000	$156,009
	Jizhong Energy Resources Co. Ltd., Class A	1,186,400	1,022,387
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	545,516	932,556
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,138,723	816,288
*	Joy City Property Ltd.	18,504,000	1,405,095
	JS Corrugating Machinery Co. Ltd., Class A	176,100	309,648
*Ω	JS Global Lifestyle Co. Ltd.	717,500	164,404
	JSTI Group, Class A	398,875	472,160
*	Ju Teng International Holdings Ltd.	1,300,249	302,854
	Kailuan Energy Chemical Co. Ltd., Class A	278,100	255,259
	Kaishan Group Co. Ltd., Class A	234,700	529,075
	Keda Industrial Group Co. Ltd., Class A	368,200	678,407
	Keshun Waterproof Technologies Co. Ltd., Class A	67,300	47,300
#	Kinetic Development Group Ltd.	8,148,000	1,531,329
	Kingboard Holdings Ltd.	2,861,345	10,251,711
	Kingboard Laminates Holdings Ltd.	2,505,000	4,193,908
	Kingfa Sci & Tech Co. Ltd., Class A	532,700	1,514,608
	Kingsoft Corp. Ltd.	1,218,000	5,309,425
	KPC Pharmaceuticals, Inc., Class A	164,500	314,681
	Kuangda Technology Group Co. Ltd., Class A	202,300	176,339
	Kunlun Energy Co. Ltd.	19,194,000	17,642,847
	Lao Feng Xiang Co. Ltd., Class A	98,154	665,150
	Laobaixing Pharmacy Chain JSC, Class A	176,220	411,114

		Shares	Value»
CHINA — (Continued)
	LB Group Co. Ltd., Class A	443,033	$1,147,110
	Lee & Man Chemical Co. Ltd.	254,000	154,035
#	Lee & Man Paper Manufacturing Ltd.	5,212,000	1,842,206
	Lee’s Pharmaceutical Holdings Ltd.	930,000	228,503
*Ω	Legend Holdings Corp., Class H	2,326,400	3,006,986
	Lenovo Group Ltd.	1,112,000	1,622,239
	Lens Technology Co. Ltd., Class A	946,961	3,914,355
	Leo Group Co. Ltd., Class A	1,478,500	1,108,439
	Leoch International Technology Ltd.	255,000	46,928
	Lepu Medical Technology Beijing Co. Ltd., Class A	292,100	744,193
#	LexinFintech Holdings Ltd., ADR	399,688	1,926,496
	Leyard Optoelectronic Co. Ltd., Class A	543,600	525,440
*	Li Auto, Inc. (2015 HK), Class A	1,291,200	13,398,873
	Li Ning Co. Ltd.	9,221,500	20,049,533
	Lianhe Chemical Technology Co. Ltd., Class A	280,000	465,645
	Liaoning Cheng Da Co. Ltd., Class A	202,900	363,711
	Lier Chemical Co. Ltd., Class A	242,760	432,944
	Lijiang Yulong Tourism Co. Ltd., Class A	136,600	167,464
*	Liuzhou Iron & Steel Co. Ltd., Class A	414,300	314,655
	Livzon Pharmaceutical Group, Inc., Class H	175,300	705,019
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	144,100	495,113
#	LK Technology Holdings Ltd.	1,160,000	550,519
	Loncin Motor Co. Ltd., Class A	173,900	332,914
#Ω	Longfor Group Holdings Ltd.	6,645,240	8,208,419
*	LONGi Green Energy Technology Co. Ltd., Class A	701,300	2,080,410

1125

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Longshine Technology Group Co. Ltd., Class A	129,200	$324,819
	Lonking Holdings Ltd.	11,218,000	4,471,600
	Lucky Harvest Co. Ltd., Class A	74,626	422,902
	Luenmei Quantum Co. Ltd., Class A	384,003	475,300
	Luoniushan Co. Ltd., Class A	260,600	268,818
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	46,500	345,175
	Luxi Chemical Group Co. Ltd., Class A	640,300	1,213,314
	Luyang Energy-Saving Materials Co. Ltd.	45,900	76,540
#*Ω	Luye Pharma Group Ltd.	8,804,500	3,567,129
	Lygend Resources & Technology Co. Ltd.-H, Class H	18,000	55,028
*	Maanshan Iron & Steel Co. Ltd., Class H	2,132,000	699,870
	Maccura Biotechnology Co. Ltd., Class A	183,900	302,420
	Mango Excellent Media Co. Ltd., Class A	408,694	1,692,827
#Ω	Maoyan Entertainment	352,386	301,381
	Meihua Holdings Group Co. Ltd., Class A	578,700	908,562
	Mesnac Co. Ltd., Class A	209,900	254,643
	Metallurgical Corp. of China Ltd., Class H	8,101,000	2,468,585
	M-Grass Ecology & Environment Group Co. Ltd., Class A	369,600	216,482
	Midea Group Co. Ltd., Class A	303,000	3,254,794
#Ω	Midea Real Estate Holding Ltd.	691,800	424,735
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	26,477	221,324

		Shares	Value»
CHINA — (Continued)
	Ming Yang Smart Energy Group Ltd., Class A	425,500	$905,713
*	Mingfa Group International Co. Ltd.	608,000	9,537
	Minmetals Capital Co. Ltd., Class A	521,700	434,315
*	Minmetals Development Co. Ltd., Class A	144,100	185,282
*	Minmetals Land Ltd.	1,071,205	129,907
	Minth Group Ltd.	3,064,000	13,595,941
	MLS Co. Ltd., Class A	446,962	547,851
*	MMG Ltd.	11,271,200	10,002,653
	Moon Environment Technology Co. Ltd., Class A	330,720	660,669
#	Morimatsu International Holdings Co. Ltd.	340,000	435,281
	MYS Group Co. Ltd., Class A	393,300	238,988
	Nanjing Cosmos Chemical Co. Ltd., Class A	59,000	114,025
	Nanjing Hanrui Cobalt Co. Ltd., Class A	51,500	359,510
	Nanjing Iron & Steel Co. Ltd., Class A	1,634,600	1,206,588
	Nanjing Pharmaceutical Co. Ltd., Class A	283,000	201,249
*	Nanjing Tanker Corp., Class A	1,203,000	552,555
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	418,400	441,352
#	NetDragon Websoft Holdings Ltd.	1,177,500	1,839,514
	Neusoft Corp., Class A	251,600	372,159
	New China Life Insurance Co. Ltd., Class H	66,400	419,622
	New Hope Liuhe Co. Ltd., Class A	912,451	1,248,095
	Nexteer Automotive Group Ltd.	3,634,000	3,150,139
*	Nine Dragons Paper Holdings Ltd.	6,643,000	4,758,252

1126

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Boway Alloy Material Co. Ltd., Class A	167,200	$513,825
	Ningbo Exciton Technology Co. Ltd., Class A	15,200	39,453
	Ningbo Huaxiang Electronic Co. Ltd., Class A	278,655	1,299,201
	Ningbo Jintian Copper Group Co. Ltd., Class A	420,900	684,422
	Ningbo Joyson Electronic Corp., Class A	342,141	1,533,829
	Ningbo Peacebird Fashion Co. Ltd., Class A	93,500	188,212
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	182,246	715,321
*	Ningbo Shanshan Co. Ltd., Class A	310,000	599,086
	Ningbo Xusheng Group Co. Ltd., Class A	143,400	303,561
	Ningbo Yunsheng Co. Ltd., Class A	300,284	602,301
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	716,813
	Ningxia Building Materials Group Co. Ltd., Class A	101,900	192,507
	Ningxia Western Venture Industrial Co. Ltd., Class A	212,900	154,326
	Noah Holdings Ltd., Sponsored ADR	94,076	1,062,118
	Norinco International Cooperation Ltd., Class A	221,500	348,097
	North China Pharmaceutical Co. Ltd., Class A	329,500	278,020
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	308,317
*	North Industries Group Red Arrow Co. Ltd., Class A	157,300	406,378

		Shares	Value»
CHINA — (Continued)
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	$354,383
	Northeast Securities Co. Ltd., Class A	507,400	647,974
*	Nuode New Materials Co. Ltd., Class A	670,950	667,919
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	910,944
#	Onewo, Inc., Class H	540,600	1,553,166
	Oppein Home Group, Inc., Class A	100,410	755,216
	Opple Lighting Co. Ltd., Class A	97,400	238,177
	ORG Technology Co. Ltd., Class A	823,720	697,048
	Orient International Enterprise Ltd., Class A	231,000	271,511
#	Orient Overseas International Ltd.	409,000	7,078,125
Ω	Orient Securities Co. Ltd., Class H	1,352,000	1,259,770
*	Oriental Energy Co. Ltd., Class A	447,680	517,599
	Oriental Pearl Group Co. Ltd., Class A	635,660	867,785
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	123,240	272,860
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,081,600	459,418
*	PCI Technology Group Co. Ltd., Class A	460,500	444,391
*	Pengxin International Mining Co. Ltd., Class A	220,705	254,136
	People’s Insurance Co. Group of China Ltd., Class H	21,751,000	19,534,783
	PetroChina Co. Ltd., Class H	90,670,000	93,727,230
	PICC Property & Casualty Co. Ltd., Class H	9,521,000	22,493,587
	Ping An Bank Co. Ltd., Class A	5,191,713	8,261,469

1127

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ping An Insurance Group Co. of China Ltd., Class H	19,281,000	$139,292,335
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,135,374
*	Polaris Bay Group Co. Ltd., Class A	338,000	349,746
	Poly Property Services Co. Ltd., Class H	456,200	1,968,047
*	Porton Pharma Solutions Ltd., Class A	107,900	404,040
#Ω	Postal Savings Bank of China Co. Ltd., Class H	30,135,000	21,233,433
	Pou Sheng International Holdings Ltd.	8,554,000	522,721
	Power Construction Corp. of China Ltd., Class A	4,101,720	3,251,616
	Prinx Chengshan Holdings Ltd.	259,500	237,102
	Pulike Biological Engineering, Inc., Class A	19,500	38,306
	PW Medtech Group Ltd.	1,439,000	277,890
	Pylon Technologies Co. Ltd., Class A	25,254	235,487
	Q Technology Group Co. Ltd.	490,000	881,167
	Qfin Holdings, Inc., ADR	82,763	1,998,726
*	Qi An Xin Technology Group, Inc., Class A	50,335	276,243
	Qingdao Citymedia Co. Ltd., Class A	113,300	108,132
	Qingdao East Steel Tower Stock Co. Ltd., Class A	370,700	920,043
	Qingdao Gon Technology Co. Ltd., Class A	68,735	495,415
	Qingdao Hanhe Cable Co. Ltd., Class A	908,000	478,684
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	25,000	49,435

		Shares	Value»
CHINA — (Continued)
Ω	Qingdao Port International Co. Ltd., Class H	1,016,000	$928,776
	Qingdao Rural Commercial Bank Corp., Class A	1,139,700	515,979
	Qingdao Sentury Tire Co. Ltd., Class A	249,340	681,223
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	75,400	101,622
*	Qingling Motors Co. Ltd., Class H	1,402,000	133,269
	Qinhuangdao Port Co. Ltd., Class H	1,317,500	493,403
*	Qudian, Inc., Sponsored ADR	157,205	751,440
	Rainbow Digital Commercial Co. Ltd., Class A	392,676	298,098
*Ω	Redco Properties Group Ltd.	1,468,000	40,170
	Renhe Pharmacy Co. Ltd., Class A	457,500	399,390
	Rianlon Corp., Class A	58,219	327,772
	Riyue Heavy Industry Co. Ltd., Class A	226,809	463,472
	Rizhao Port Co. Ltd., Class A	691,400	309,081
	Rongsheng Petrochemical Co. Ltd., Class A	1,813,367	2,597,620
*	Roshow Technology Co. Ltd., Class A	396,100	494,189
	Runjian Co. Ltd., Class A	53,400	330,278
	SAIC Motor Corp. Ltd., Class A	1,116,173	2,611,499
	Sailun Group Co. Ltd., Class A	473,700	1,021,876
	Sanan Optoelectronics Co. Ltd., Class A	655,700	1,279,496
	Sanjiang Shopping Club Co. Ltd., Class A	42,600	82,934
	Sanquan Food Co. Ltd., Class A	177,200	278,080
*	Sansteel Minguang Co. Ltd. Fujian, Class A	750,480	472,578

1128

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sansure Biotech, Inc., Class A	111,673	$345,890
	Sany Heavy Equipment International Holdings Co. Ltd.	3,925,000	3,705,361
	Sany Heavy Industry Co. Ltd., Class A	1,338,542	4,165,384
	Satellite Chemical Co. Ltd., Class A	403,731	1,016,815
	SDIC Capital Co. Ltd., Class A	87,400	96,346
	Sealand Securities Co. Ltd., Class A	1,018,895	654,502
*	Seazen Group Ltd.	6,322,857	1,781,351
*	Seazen Holdings Co. Ltd., Class A	418,115	834,725
*††	S-Enjoy Service Group Co. Ltd.	244,000	32,971
	SF Holding Co. Ltd., Class A	1,281,600	7,264,951
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	430,400	238,382
	Shaanxi Coal Industry Co. Ltd., Class A	1,996,400	6,370,316
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	830,200	442,183
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,450,800	1,631,830
	Shandong Bohui Paper Industrial Co. Ltd., Class A	380,900	267,269
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	180,909	440,814
	Shandong Head Group Co. Ltd., Class A	20,500	37,546
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	359,300	308,642
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	522,599	1,885,486

	Shares	Value»
CHINA — (Continued)
Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,220	$95,289
Shandong Humon Smelting Co. Ltd., Class A	275,500	511,313
Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	98,600	242,082
Shandong Jinjing Science & Technology Co. Ltd., Class A	418,900	309,132
Shandong Linglong Tyre Co. Ltd., Class A	438,387	948,091
Shandong Lukang Pharma, Class A	162,100	228,365
Shandong Nanshan Aluminum Co. Ltd., Class A	3,082,850	1,997,333
Shandong Pharmaceutical Glass Co. Ltd., Class A	132,500	389,458
Shandong Publishing & Media Co. Ltd., Class A	363,633	427,246
Shandong Sun Paper Industry JSC Ltd., Class A	883,381	1,765,993
Shandong Weifang Rainbow Chemical Co. Ltd., Class A	29,000	301,860
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,158,000	5,710,507
Shandong Xiantan Co. Ltd., Class A	217,200	192,338
Shandong Xinhua Pharmaceutical Co. Ltd., Class H	338,000	302,592
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	225,800	285,326
Shanghai Bailian Group Co. Ltd., Class A	396,500	503,336

1129

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Baosteel Packaging Co. Ltd., Class A	243,900	$189,470
	Shanghai Bright Meat Group Co. Ltd., Class A	248,300	237,610
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	200,500	307,907
	Shanghai Construction Group Co. Ltd., Class A	2,377,229	942,137
	Shanghai Datun Energy Resources Co. Ltd., Class A	198,300	384,879
#*	Shanghai Electric Group Co. Ltd., Class H	8,194,000	4,777,780
	Shanghai Environment Group Co. Ltd., Class A	360,586	420,783
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,263,500	3,870,188
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	132,700	456,388
	Shanghai Huayi Group Co. Ltd., Class A	274,300	306,600
	Shanghai Industrial Holdings Ltd.	1,777,918	3,120,970
*	Shanghai Industrial Urban Development Group Ltd.	460,501	20,149
	Shanghai International Airport Co. Ltd., Class A	113,300	514,230
	Shanghai Jahwa United Co. Ltd., Class A	77,400	272,851
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	323,850	1,024,676
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	226,200	196,193
	Shanghai Lingang Holdings Corp. Ltd., Class A	518,860	823,946

	Shares	Value»
CHINA — (Continued)
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	241,858	$290,999
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	670,165
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,907,900	2,872,630
Shanghai Pudong Construction Co. Ltd., Class A	244,593	277,421
Shanghai Pudong Development Bank Co. Ltd., Class A	5,862,228	9,477,987
Shanghai Putailai New Energy Technology Co. Ltd., Class A	470,550	1,933,387
Shanghai QiFan Cable Co. Ltd., Class A	82,900	218,563
Shanghai RAAS Blood Products Co. Ltd., Class A	1,039,162	984,802
Shanghai Rural Commercial Bank Co. Ltd., Class A	1,624,600	1,948,398
Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	286,800	420,005
Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	181,900	379,910
Shanghai Tunnel Engineering Co. Ltd., Class A	632,134	586,708
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	201,276	309,431
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	739,362	577,812
Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	776,992	516,651

1130

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Zhezhong Group Co. Ltd., Class A	50,500	$127,673
	Shanghai Zhonggu Logistics Co. Ltd., Class A	382,248	594,328
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	451,400	501,144
	Shantou Wanshun New Material Group Co. Ltd., Class A	50,200	44,798
	Shantui Construction Machinery Co. Ltd., Class A	441,300	717,908
	Shanxi Blue Flame Holding Co. Ltd., Class A	267,100	271,957
	Shanxi Coal International Energy Group Co. Ltd., Class A	472,500	733,286
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,616,265	1,663,385
*	Shanxi Guoxin Energy Corp. Ltd., Class A	436,660	216,824
	Shanxi Hi-speed Group Co. Ltd., Class A	276,780	201,660
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	384,760	364,015
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,040,880	2,165,346
*	Shanxi Meijin Energy Co. Ltd., Class A	874,173	643,948
	Shanxi Securities Co. Ltd., Class A	586,460	527,812
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,595,000	943,950
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	94,200	92,504
*	Shanying International Holding Co. Ltd., Class A	718,200	178,676

		Shares	Value»
CHINA — (Continued)
	Shenghe Resources Holding Co. Ltd., Class A	36,393	$118,856
	Shenma Industry Co. Ltd., Class A	312,300	436,130
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,604,800	1,146,126
	Shenzhen Agricultural Power Group Co. Ltd., Class A	362,741	435,722
	Shenzhen Airport Co. Ltd., Class A	597,901	607,055
	Shenzhen Aisidi Co. Ltd., Class A	143,300	249,835
	Shenzhen Cereals Holdings Co. Ltd., Class A	145,600	142,943
	Shenzhen Comix Group Co. Ltd., Class A	179,600	162,493
	Shenzhen Desay Battery Technology Co., Class A	97,430	384,862
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	160,200	162,178
	Shenzhen Gas Corp. Ltd., Class A	489,200	462,098
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	69,000	115,818
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	265,500	183,620
#	Shenzhen International Holdings Ltd.	5,909,590	6,125,812
	Shenzhen Invt Electric Co. Ltd., Class A	205,400	260,069
*	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	289,390
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	212,673
	Shenzhen Kaifa Technology Co. Ltd., Class A	225,448	865,376

1131

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	125,600	$303,732
	Shenzhen Kedali Industry Co. Ltd., Class A	48,200	1,220,725
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	25,800	59,610
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	195,200	306,251
	Shenzhen Leaguer Co. Ltd., Class A	355,700	461,255
	Shenzhen Microgate Technology Co. Ltd., Class A	80,200	143,073
	Shenzhen MTC Co. Ltd., Class A	1,445,828	1,250,120
	Shenzhen Noposin Crop Science Co. Ltd., Class A	262,600	450,116
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,645,261	550,897
	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	972,500	255,337
	Shenzhen SC New Energy Technology Corp., Class A	69,700	925,476
	Shenzhen Senior Technology Material Co. Ltd., Class A	257,900	516,175
	Shenzhen Tagen Group Co. Ltd., Class A	605,500	322,531
	Shenzhen Topraysolar Co. Ltd., Class A	344,500	176,744
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	422,900	271,064
	Shenzhen Yinghe Technology Co. Ltd., Class A	128,900	542,511
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	804,950
	Shenzhou International Group Holdings Ltd.	312,100	2,693,987

		Shares	Value»
CHINA — (Continued)
	Shinva Medical Instrument Co. Ltd., Class A	112,750	$246,241
#	Shoucheng Holdings Ltd.	6,233,683	1,751,663
	Shougang Fushan Resources Group Ltd.	8,236,819	3,231,781
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	397,200	386,090
	Shui On Land Ltd.	13,576,303	1,238,716
	Sichuan Development Lomon Co. Ltd., Class A	341,500	536,000
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,233,800	377,938
*	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	435,121
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	288,455	1,418,783
*	Sichuan Lutianhua Co. Ltd., Class A	445,200	268,462
	Sichuan New Energy Power Co. Ltd., Class A	303,200	524,100
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,634,598	2,178,492
	Sichuan Yahua Industrial Group Co. Ltd., Class A	233,300	666,509
	Sino Biopharmaceutical Ltd.	6,374,000	5,806,279
*	Sinochem International Corp., Class A	673,631	395,807
	Sinofert Holdings Ltd.	11,308,000	2,211,228
	Sinolink Securities Co. Ltd., Class A	543,205	754,242
	Sinoma International Engineering Co., Class A	768,300	1,028,681
	Sinoma Science & Technology Co. Ltd., Class A	412,362	2,008,272
	Sinomach Automobile Co. Ltd., Class A	391,700	343,368

1132

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	830,200	$413,114
	Sinomine Resource Group Co. Ltd., Class A	99,920	790,778
	Sinopec Engineering Group Co. Ltd., Class H	5,842,500	5,503,664
#	Sinopec Kantons Holdings Ltd.	4,110,000	2,125,950
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	8,718,000	1,492,133
	Sinopharm Group Co. Ltd., Class H	5,409,600	13,483,782
	Sino-Platinum Metals Co. Ltd., Class A	116,900	273,192
	Sinosteel Engineering & Technology Co. Ltd., Class A	678,800	610,706
#	Sinotrans Ltd., Class H	10,042,000	6,825,654
	Sinotruk Hong Kong Ltd.	2,785,835	9,307,016
	Sinotruk Jinan Truck Co. Ltd., Class A	354,758	905,129
	Skyworth Digital Co. Ltd., Class A	112,400	214,780
*	Skyworth Group Ltd.	730,000	369,947
	Snowsky Salt Industry Group Co. Ltd., Class A	472,000	378,224
*	SOHO China Ltd.	1,217,388	86,294
	SooChow Securities Co. Ltd., Class A	848,030	1,143,876
	Southern Publishing & Media Co. Ltd., Class A	234,900	467,049
	Southwest Securities Co. Ltd., Class A	910,400	606,498
#	SSY Group Ltd.	3,982,000	1,589,582
	Stanley Agricultural Group Co. Ltd., Class A	346,000	474,103
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	504,700	509,836
	State Grid Yingda Co. Ltd., Class A	798,300	724,176
	STO Express Co. Ltd., Class A	166,400	362,199

		Shares	Value»
CHINA — (Continued)
	Sumec Corp. Ltd., Class A	415,300	$660,206
	Sun Art Retail Group Ltd.	7,095,000	1,724,136
	Sun King Technology Group Ltd.	626,000	162,827
	Suning Universal Co. Ltd., Class A	914,105	327,587
	Sunrise Group Co. Ltd., Class A	194,800	158,283
*	Sunshine Lake Pharma Co. Ltd.	303,979	1,791,666
	Sunstone Development Co. Ltd., Class A	94,600	327,440
	Suntak Technology Co. Ltd., Class A	240,308	481,081
	Sunward Intelligent Equipment Co. Ltd., Class A	279,300	520,104
	Sunwoda Electronic Co. Ltd., Class A	384,600	1,938,727
	Suofeiya Home Collection Co. Ltd., Class A	104,300	190,782
	Suzhou Anjie Technology Co. Ltd., Class A	138,800	271,551
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	871,975	416,689
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	299,900	250,611
*	Taiyuan Heavy Industry Co. Ltd., Class A	792,700	309,822
*	Tangrenshen Group Co. Ltd., Class A	385,300	258,448
	TangShan Port Group Co. Ltd., Class A	1,646,190	919,186
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	528,861
	Tasly Pharmaceutical Group Co. Ltd., Class A	89,200	193,715
	Tayho Advanced Materials Group Co. Ltd., Class A	262,400	370,284
	TBEA Co. Ltd., Class A	1,143,998	3,149,266

1133

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	TCL Electronics Holdings Ltd.	4,535,666	$5,385,267
	TCL Technology Group Corp., Class A	4,338,998	2,630,844
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	740,200	984,451
	TDG Holdings Co. Ltd., Class A	321,400	464,266
	Ten Pao Group Holdings Ltd.	304,000	88,772
#	Tian An China Investment Co. Ltd.	4,049,000	2,366,729
	Tian Di Science & Technology Co. Ltd., Class A	1,183,500	994,525
#	Tiangong International Co. Ltd.	5,220,000	1,976,832
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	126,000	69,147
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	668,911	359,221
	Tianjin Port Co. Ltd., Class A	686,668	464,183
	Tianjin Port Development Holdings Ltd.	8,865,657	811,640
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	39,800	120,619
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	134,611	80,340
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	102,461	94,635
*	Tianma Microelectronics Co. Ltd., Class A	628,602	858,463
	Tianneng Battery Group Co. Ltd., Class A	81,158	386,724
	Tianneng Power International Ltd.	3,920,000	4,345,629
#*	Tianqi Lithium Corp., Class H	326,800	2,008,864

		Shares	Value»
CHINA — (Continued)
	Tianrun Industry Technology Co. Ltd., Class A	286,100	$256,218
	Tianshan Aluminum Group Co. Ltd., Class A	1,392,729	2,615,585
	Tianshui Huatian Technology Co. Ltd., Class A	948,176	1,608,874
	Tinergy Chemical Co. Ltd., Class A	714,560	560,510
	Titan Wind Energy Suzhou Co. Ltd., Class A	431,000	464,074
	Tofflon Science & Technology Group Co. Ltd., Class A	189,800	452,336
	Toly Bread Co. Ltd., Class A	413,335	316,702
	Tomson Group Ltd.	1,233,317	429,455
#	Tong Ren Tang Technologies Co. Ltd., Class H	2,457,000	1,466,196
	Tongcheng Travel Holdings Ltd.	568,000	1,563,026
	Tongdao Liepin Group	210,400	86,201
	Tongkun Group Co. Ltd., Class A	547,222	1,093,951
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	424,000	647,002
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,571,846	2,653,682
*	Tongwei Co. Ltd., Class A	349,314	1,216,403
	Tongyu Heavy Industry Co. Ltd., Class A	1,188,500	514,611
	Topsec Technologies Group, Inc., Class A	218,500	320,242
Ω	Topsports International Holdings Ltd.	6,738,000	2,670,436
	Transfar Zhilian Co. Ltd., Class A	602,400	528,744
	TravelSky Technology Ltd., Class H	1,901,000	2,501,713
	Triangle Tyre Co. Ltd., Class A	170,100	353,533

1134

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Trina Solar Co. Ltd., Class A	403,882	$1,155,945
	Trip.com Group Ltd. (9961 HK)	11,850	833,901
	Trip.com Group Ltd. (TCOM US), ADR	686,188	48,479,182
*††	Trony Solar Holdings Co. Ltd.	8,775,000	0
*	Tsinghua Tongfang Co. Ltd., Class A	458,200	561,990
	Tsingtao Brewery Co. Ltd., Class H	60,000	405,512
	TSP Wind Power Group Co. Ltd.	208,100	248,152
	Unilumin Group Co. Ltd., Class A	155,400	161,085
	Uni-President China Holdings Ltd.	1,222,000	1,322,990
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	362,800	1,227,904
††	Untrade.China Dili	4,137,899	65,925
*††	Untrade.Lumena Newmat	1,315,048	0
	V V Food & Beverage Co. Ltd., Class A	314,300	157,997
	Valiant Co. Ltd., Class A	211,046	415,548
	Vatti Corp. Ltd., Class A	222,900	200,246
*	Venustech Group, Inc., Class A	97,100	213,901
	Vipshop Holdings Ltd., ADR	1,366,683	23,903,286
*	Visionox Technology, Inc., Class A	140,400	167,312
*Ω	Viva Biotech Holdings	1,267,500	397,526
*	Vnet Group, Inc., ADR	9,061	94,234
	Walvax Biotechnology Co. Ltd., Class A	191,900	329,896
	Wangneng Environment Co. Ltd., Class A	130,540	313,669
	Wanhua Chemical Group Co. Ltd., Class A	606,600	5,339,368
	Wasion Holdings Ltd.	2,834,000	4,559,777
	Wasu Media Holding Co. Ltd., Class A	389,286	431,780
	Weibo Corp. (9898 HK), Class A	49,000	535,777

		Shares	Value»
CHINA — (Continued)
#	Weibo Corp. (WB US), Sponsored ADR	123,100	$1,339,328
	Weichai Power Co. Ltd., Class H	6,329,000	13,077,603
	Weifu High-Technology Group Co. Ltd., Class A	130,000	392,263
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	112,200	161,362
	Wellhope Foods Co. Ltd., Class A	300,888	324,457
	Wencan Group Co. Ltd., Class A	41,500	126,110
	West China Cement Ltd.	10,992,000	4,200,647
	Western Securities Co. Ltd., Class A	726,548	877,487
	Wharf Holdings Ltd.	1,159,000	3,049,162
	Windey Energy Technology Group Co. Ltd., Class A	182,430	468,395
*	Wingtech Technology Co. Ltd., Class A	184,600	1,166,670
	Winner Medical Co. Ltd., Class A	75,640	439,166
	Wuchan Zhongda Group Co. Ltd., Class A	1,547,000	1,272,246
	Wuhan Easydiagnosis Biomedicine Co. Ltd., Class A	50,400	136,242
	Wuhu Token Science Co. Ltd., Class A	436,800	381,022
	Wushang Group Co. Ltd., Class A	233,500	327,799
*Ω	Wuxi Biologics Cayman, Inc.	5,633,500	26,275,170
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	216,923	471,617
	Wuxi Paike New Materials Technology Co. Ltd., Class A	20,400	200,280
	Wuxi Rural Commercial Bank Co. Ltd., Class A	418,200	356,843
	Wuxi Taiji Industry Ltd. Co., Class A	411,647	501,659

1135

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	$4,256,423
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,115,500	143,626
	Xiamen Bank Co. Ltd., Class A	706,900	700,572
	Xiamen C & D, Inc., Class A	598,500	857,477
	Xiamen Port Development Co. Ltd., Class A	151,800	223,153
	Xiamen Tungsten Co. Ltd., Class A	299,740	1,504,960
	Xiamen Xiangyu Co. Ltd., Class A	608,601	710,310
	Xi’An Shaangu Power Co. Ltd., Class A	462,200	565,266
	Xiandai Investment Co. Ltd., Class A	348,400	207,521
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	31,300	67,028
	Xianhe Co. Ltd., Class A	123,874	398,197
	Xilinmen Furniture Co. Ltd., Class A	97,400	234,158
	Xinfengming Group Co. Ltd., Class A	420,160	939,166
	Xingfa Aluminium Holdings Ltd.	447,000	447,703
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,785,000	2,395,958
	Xinjiang Joinworld Co. Ltd., Class A	380,300	433,379
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	326,600	216,236
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	402,072
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	312,000	398,339
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	345,800	228,491
	Xinxiang Chemical Fiber Co. Ltd., Class A	440,670	270,950

		Shares	Value»
CHINA — (Continued)
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	942,800	$573,763
#	Xinyi Energy Holdings Ltd.	7,792,816	1,272,370
#	Xinyi Solar Holdings Ltd.	16,152,361	7,442,955
	Xinyu Iron & Steel Co. Ltd., Class A	779,300	460,260
#	Xtep International Holdings Ltd.	5,495,237	3,979,185
	Xuji Electric Co. Ltd., Class A	224,900	836,272
	Yangling Metron New Material, Inc., Class A	144,140	337,398
#	Yankuang Energy Group Co. Ltd., Class H	9,360,000	12,849,827
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	89,001	268,897
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	305,903	2,149,644
	Yechiu Metal Recycling China Ltd., Class A	319,500	140,561
*	Yibin Tianyuan Group Co. Ltd., Class A	235,590	192,792
	Yifan Pharmaceutical Co. Ltd., Class A	171,000	316,517
#	Yihai International Holding Ltd.	259,000	397,388
	Yiren Digital Ltd., Sponsored ADR	203,568	1,135,909
Ω	Yixin Group Ltd.	4,875,000	1,420,968
	Yixintang Pharmaceutical Group Co. Ltd., Class A	176,963	333,527
	Yonfer Agricultural Technology Co. Ltd., Class A	410,300	857,741
	Yongjin Technology Group Co. Ltd.	98,900	254,828
	YongXing Special Materials Technology Co. Ltd., Class A	112,670	779,080
	Yotrio Group Co. Ltd., Class A	360,200	195,399

1136

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Youngor Fashion Co. Ltd., Class A	851,613	$897,940
	YTO Express Group Co. Ltd., Class A	530,600	1,275,843
	Yuexiu Services Group Ltd.	244,000	79,732
	Yueyang Forest & Paper Co. Ltd., Class A	325,800	203,857
	Yum China Holdings, Inc. (YUMC US)	11,482	496,711
	YUNDA Holding Group Co. Ltd., Class A	895,489	916,985
	Yunnan Aluminium Co. Ltd., Class A	653,530	2,110,969
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	987,900	936,263
	Yunnan Copper Co. Ltd., Class A	483,200	1,225,832
	Yunnan Energy Investment Co. Ltd., Class A	162,300	277,223
*	Yunnan Energy New Material Co. Ltd., Class A	176,200	1,201,698
	Yunnan Tin Co. Ltd., Class A	466,300	1,553,952
	Yunnan Yuntianhua Co. Ltd., Class A	156,000	630,740
	Zanyu Technology Group Co. Ltd., Class A	26,800	41,841
	ZBOM Home Collection Co. Ltd., Class A	115,400	150,905
	Zhefu Holding Group Co. Ltd., Class A	1,424,640	822,691
	Zhejiang Chint Electrics Co. Ltd., Class A	641,052	2,584,770
	Zhejiang Communications Technology Co. Ltd., Class A	850,341	499,529
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	521,900	343,246
	Zhejiang Dafeng Industry Co. Ltd., Class A	111,800	206,226

		Shares	Value»
CHINA — (Continued)
	Zhejiang Dahua Technology Co. Ltd., Class A	514,923	$1,480,763
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	216,900	414,826
*	Zhejiang Dun’An Artificial Environment Co. Ltd., Class A	221,800	430,000
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	53,800	104,129
#*††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	217,500	290,373
	Zhejiang Hailiang Co. Ltd., Class A	650,665	1,052,480
	Zhejiang Hailide New Material Co. Ltd., Class A	49,400	40,581
	Zhejiang Hangmin Co. Ltd., Class A	477,181	479,522
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	279,664	440,621
	Zhejiang Huace Film & Television Co. Ltd., Class A	385,032	415,688
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	54,100	133,224
	Zhejiang Huayou Cobalt Co. Ltd., Class A	330,031	3,008,849
	Zhejiang International Group Co. Ltd., Class A	72,600	112,903
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	430,300	515,585
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	120,800	662,555
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	309,251	819,316

1137

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»
CHINA — (Continued)
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	212,800	$596,796
Zhejiang Longsheng Group Co. Ltd., Class A	660,433	977,883
Zhejiang Medicine Co. Ltd., Class A	238,117	487,626
Zhejiang NHU Co. Ltd., Class A	48,976	167,342
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	845,600	853,001
Zhejiang Runtu Co. Ltd., Class A	347,530	357,636
Zhejiang Semir Garment Co. Ltd., Class A	747,199	568,028
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	373,900	288,077
Zhejiang Southeast Space Frame Co. Ltd., Class A	326,700	213,516
Zhejiang Taihua New Material Group Co. Ltd., Class A	230,500	286,617
Zhejiang Wanliyang Co. Ltd., Class A	192,341	243,578
Zhejiang Wanma Co. Ltd., Class A	261,800	661,045
Zhejiang Wansheng Co. Ltd., Class A	126,752	202,008
Zhejiang Weiming Environment Protection Co. Ltd., Class A	202,500	616,145
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	231,800	308,656
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	264,528	374,736
Zhejiang Xinao Textiles, Inc., Class A	182,940	205,678
Zhejiang Xinhua Chemical Co. Ltd., Class A	10,500	43,828

		Shares	Value»
CHINA — (Continued)
	Zhejiang Yasha Decoration Co. Ltd., Class A	338,200	$191,676
	Zhende Medical Co. Ltd., Class A	30,800	411,518
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	203,500	154,334
	Zheshang Securities Co. Ltd., Class A	479,500	783,360
	Zhewen Interactive Group Co. Ltd., Class A	424,700	521,993
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	484,500	835,058
	Zhongsheng Group Holdings Ltd.	2,846,000	4,492,691
	Zhongtai Securities Co. Ltd., Class A	941,000	923,478
*††	Zhongtian Financial Group Co. Ltd., Class A	926,500	0
	Zhongtong Bus Holding Co. Ltd., Class A	85,500	141,249
	ZhongYeDa Electric Co. Ltd., Class A	139,300	191,551
	Zhongyuan Environment-Protection Co. Ltd., Class A	187,400	231,709
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,008,500	705,893
	Zhuhai Huafa Properties Co. Ltd., Class A	523,500	362,089
	Zhuhai Port Co. Ltd., Class A	167,900	130,203
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,184,200	6,018,248
	Zhuzhou Kibing Group Co. Ltd., Class A	833,546	831,913
	Zhuzhou Times New Material Technology Co. Ltd., Class A	213,900	438,923
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	495,500	335,088
#Ω	ZJLD Group, Inc.	118,200	132,822

1138

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	ZJMI Environmental Energy Co. Ltd., Class A	136,403	$271,159
	ZMJ Group Co. Ltd., Class H	1,012,800	2,795,819
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	4,245,400	4,099,070
#	ZTE Corp., Class H	1,121,200	4,735,989
	ZTO Express Cayman, Inc. (2057 HK)	1,240,500	22,885,718

TOTAL CHINA			3,730,920,930

COLOMBIA — (0.1%)
	Cementos Argos SA	131,228	351,333
*	Corp. Financiera Colombiana SA	70,470	333,093
	Grupo Argos SA	1,163,374	5,251,476
	Grupo de Inversiones Suramericana SA	276,811	3,365,104
	Mineros SA	92,237	325,429

TOTAL COLOMBIA			9,626,435

CZECH REPUBLIC — (0.1%)
	CEZ AS	14,271	873,936
	Komercni Banka AS	277,089	14,174,793
Ω	Moneta Money Bank AS	311,067	2,633,027

TOTAL CZECH REPUBLIC			17,681,756

FRANCE — (0.0%)
	Carrefour SA, BDR	230,740	3,659,279

GREECE — (0.6%)
	Alpha Bank SA	6,758,535	26,494,869
	Bank of Greece	19,140	326,659
#	ElvalHalcor SA	35,785	131,892
	Fourlis Holdings SA	7,021	33,208
	GEK Terna SA	33,471	893,337
	Helleniq Energy Holdings SA	347,267	3,054,403
	Intracom Holdings SA	263,724	1,015,737
*	LAMDA Development SA	7,628	65,063
	Motor Oil Hellas Corinth Refineries SA	131,719	3,947,294
	National Bank of Greece SA	336,702	4,949,020

		Shares	Value»
GREECE — (Continued)
	Piraeus Financial Holdings SA	3,886,724	$30,356,130
	Titan SA (TITC GA)	57,610	2,579,501

TOTAL GREECE			73,847,113

HONG KONG — (0.0%)
	Truly International Holdings Ltd.	4,554,000	667,489

HUNGARY — (0.1%)
	MOL Hungarian Oil &
	Gas PLC	1,820,667	16,016,064
	OTP Bank Nyrt	39,987	3,816,975
	Richter Gedeon Nyrt	645	19,869

TOTAL HUNGARY			19,852,908

INDIA — (16.6%)
	Aarti Drugs Ltd.	37,610	207,719
	Aarti Industries Ltd.	59,379	254,662
	Aarti Pharmalabs Ltd.	4,095	39,074
	ACC Ltd.	235,967	4,990,232
*	Adani Power Ltd.	403,425	716,968
*	Aditya Birla Capital Ltd.	1,653,183	6,055,097
	Advanced Enzyme Technologies Ltd.	38,547	133,246
	AGI Greenpac Ltd.	55,009	509,192
	Alembic Ltd.	360,019	403,677
	Alembic Pharmaceuticals Ltd.	78,798	797,808
	Allcargo Logistics Ltd.	1,600,297	618,497
	Allied Digital Services Ltd.	3,592	7,368
	Amara Raja Energy & Mobility Ltd.	258,191	2,922,119
	Ambuja Cements Ltd.	1,346,803	8,570,364
	Andhra Sugars Ltd.	140,898	129,330
*Ω	Antony Waste Handling Cell Ltd.	8,251	50,508
	Apollo Pipes Ltd.	3,561	12,415
	Apollo Tyres Ltd.	1,851,897	10,451,691
*	Arman Financial Services Ltd.	1,487	27,387
	Arvind Ltd.	924,337	3,332,020
	Ashapura Minechem Ltd.	15,531	116,393
*	Ashoka Buildcon Ltd.	347,982	804,642
	Aurobindo Pharma Ltd.	1,045,999	13,478,000
	Avanti Feeds Ltd.	32,366	254,010
	Axis Bank Ltd. (AXSB IN)	10,198,375	141,470,600

1139

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Bajaj Consumer Care Ltd.	94,823	$295,895
*	Bajaj Hindusthan Sugar Ltd.	1,123,232	279,218
	Bajaj Holdings & Investment Ltd.	165,906	23,012,960
	Balmer Lawrie & Co. Ltd.	410,440	931,055
	Balrampur Chini Mills Ltd.	709,419	3,661,208
	Banco Products India Ltd.	108,138	864,276
Ω	Bandhan Bank Ltd.	1,349,093	2,375,079
	Bank of Baroda	4,048,927	12,672,784
	Bank of India	1,684,055	2,654,738
	Bank of Maharashtra	2,670,903	1,777,564
	BCL Industries Ltd.	81,509	36,527
	Bhansali Engineering Polymers Ltd.	175,389	194,757
	Bharat Bijlee Ltd.	6,466	220,233
	Bharat Heavy Electricals Ltd.	4,277,045	12,729,972
	Biocon Ltd.	750,486	3,151,511
	Birla Corp. Ltd.	162,296	2,141,484
	BirlaNu Ltd.	8,892	191,593
	Birlasoft Ltd.	289,141	1,207,068
	Bliss Gvs Pharma Ltd.	51,377	90,701
*	Bluspring Enterprises Ltd.	45,222	41,047
	Bombay Burmah Trading Co.	44,493	993,548
*	Brightcom Group Ltd.	324,038	49,666
	BSE Ltd.	55,041	1,538,288
*	Camlin Fine Sciences Ltd.	34,902	76,590
	Can Fin Homes Ltd.	186,583	1,812,045
	Canara Bank	6,645,835	10,225,093
*	Capacit’e Infraprojects Ltd.	104,168	335,045
	Caplin Point Laboratories Ltd.	2,700	61,649
*	Cartrade Tech Ltd.	20,299	685,451
	Ceat Ltd.	140,663	6,379,789
	Century Enka Ltd.	36,151	189,088
	Chambal Fertilisers & Chemicals Ltd.	899,019	4,868,531
	Cholamandalam Financial Holdings Ltd.	406,198	8,709,947
	CIE Automotive India Ltd.	400,706	1,942,256
	Cipla Ltd.	790,605	13,370,773
	City Union Bank Ltd.	1,272,397	3,229,248

		Shares	Value»
INDIA — (Continued)
	CMS Info Systems Ltd.	17,269	$72,423
	Confidence Petroleum India Ltd.	11,208	5,234
	Container Corp. of India Ltd.	410,423	2,528,031
	Coromandel International Ltd.	13,873	333,676
	Cosmo First Ltd.	22,877	213,777
*	CreditAccess Grameen Ltd.	8,842	140,429
*	CSB Bank Ltd.	102,214	477,768
	Cyient Ltd.	149,463	1,961,198
	Dalmia Bharat Ltd.	289,944	6,849,333
*	Dalmia Bharat Refractories Ltd.	799	0
	Dalmia Bharat Sugar & Industries Ltd.	38,535	150,107
	Datamatics Global Services Ltd.	1,829	19,224
	DB Corp. Ltd.	160,501	485,170
	DCB Bank Ltd.	991,236	1,764,807
	DCM Shriram Industries Ltd.	4,862	9,556
	DCM Shriram Ltd.	211,570	3,058,128
	DCW Ltd.	355,964	253,693
	Deep Industries Ltd.	15,888	86,455
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	309,410	5,182,532
*	Delhivery Ltd.	82,038	431,032
	Delta Corp. Ltd.	336,051	294,789
*	Dhampur Sugar Mills Ltd.	95,710	147,051
*	Dhanlaxmi Bank Ltd.	119,029	35,353
*	Digitide Solutions Ltd.	45,222	81,138
Ω	Dilip Buildcon Ltd.	49,099	273,552
*	Dishman Carbogen Amcis Ltd.	326,616	1,071,894
	DLF Ltd.	621,310	5,299,573
	Dollar Industries Ltd.	5,707	22,969
#	Dr. Reddy’s Laboratories Ltd., ADR	420,830	5,592,831
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	931,600	12,539,099
	Dwarikesh Sugar Industries Ltd.	195,236	95,522
	eClerx Services Ltd.	15,298	815,059
	Edelweiss Financial Services Ltd.	551,989	704,355
*	EID Parry India Ltd.	507,826	6,150,729

1140

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Electrosteel Castings Ltd.	999,250	$1,028,072
	EPL Ltd.	271,090	615,662
*Ω	Equitas Small Finance Bank Ltd.	325,660	209,536
	Escorts Kubota Ltd.	31,899	1,357,792
*	Eureka Forbes Ltd.	31,891	199,966
	Everest Kanto Cylinder Ltd.	101,861	166,493
	Excel Industries Ltd.	3,247	40,928
	Exide Industries Ltd.	1,130,373	4,864,227
	FDC Ltd.	119,390	623,439
	Federal Bank Ltd.	9,288,269	24,740,434
*	Federal-Mogul Goetze India Ltd.	6,564	33,942
	FIEM Industries Ltd.	33,685	790,459
	Filatex India Ltd.	697,353	497,199
	Finolex Cables Ltd.	135,598	1,201,321
	Finolex Industries Ltd.	809,824	1,709,227
	Firstsource Solutions Ltd.	1,225,227	4,884,110
	Force Motors Ltd.	9,320	1,857,585
	Fortis Healthcare Ltd.	662,041	7,637,263
	G R Infraprojects Ltd.	6,898	90,447
	Gabriel India Ltd.	41,512	593,708
	GAIL India Ltd. (GAIL IN)	7,516,829	15,417,116
	Galaxy Surfactants Ltd.	495	12,425
	Ganesh Housing Ltd.	2,599	24,248
	Garware Hi-Tech Films Ltd.	2,885	110,359
	Gateway Distriparks Ltd.	1,318,343	949,195
	Geojit Financial Services Ltd.	17,537	14,621
	GHCL Ltd.	326,915	2,344,211
	GHCL Textiles Ltd.	339,043	295,628
	GIC Housing Finance Ltd.	73,745	145,282
Ω	Gland Pharma Ltd.	1,886	40,984
	Glenmark Pharmaceuticals Ltd.	796,370	16,957,943
	Globus Spirits Ltd.	8,184	106,928
	Godawari Power & Ispat Ltd.	382,430	1,213,399
	Godfrey Phillips India Ltd.	172,725	5,993,721
*	Godrej Industries Ltd.	15,719	196,598
*	Godrej Properties Ltd.	29,904	769,264
	Goldiam International Ltd.	5,357	21,576
	Goodluck India Ltd.	5,303	75,490

		Shares	Value»
INDIA — (Continued)
	Granules India Ltd.	730,982	$4,661,616
	Graphite India Ltd.	96,088	673,947
	Grasim Industries Ltd.	890,461	29,066,213
	Grauer & Weil India Ltd.	82,434	78,687
	Great Eastern Shipping Co. Ltd.	503,782	6,228,125
	Greaves Cotton Ltd.	50,011	128,282
	Greenpanel Industries Ltd.	29,507	95,097
	Gujarat Alkalies & Chemicals Ltd.	122,273	787,439
	Gujarat Ambuja Exports Ltd.	632,836	751,752
	Gujarat Fluorochemicals Ltd.	15,590	657,583
	Gujarat Mineral Development Corp. Ltd.	382,949	2,555,035
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	402,037	2,273,924
	Gujarat Pipavav Port Ltd.	1,070,950	2,009,831
	Gujarat State Fertilizers & Chemicals Ltd.	1,172,501	2,518,941
	Gujarat State Petronet Ltd.	1,318,554	4,592,936
*	Hathway Cable & Datacom Ltd.	1,316,156	204,884
	HDFC Bank Ltd.	13,820,282	153,766,688
	HEG Ltd.	260,452	1,727,025
	HeidelbergCement India Ltd.	316,649	698,617
	Hero MotoCorp Ltd. (HMCL IN)	232,749	14,543,986
	HFCL Ltd.	306,547	253,395
	HG Infra Engineering Ltd.	16,921	175,184
	Hikal Ltd.	204,638	550,700
	Himadri Speciality Chemical Ltd.	265,791	1,437,066
	Himatsingka Seide Ltd.	132,863	185,515
	Hindalco Industries Ltd.	5,483,147	52,368,151
	Hinduja Global Solutions Ltd.	89,011	520,625
	HPL Electric & Power Ltd.	4,037	20,124
	Huhtamaki India Ltd.	17,392	47,732

1141

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	ICICI Bank Ltd. (IBN US), Sponsored ADR	804,919	$24,389,042
	IDFC First Bank Ltd.	14,791,456	13,607,836
	IIFL Capital Services Ltd.	922,060	3,563,776
*	IIFL Finance Ltd.	753,486	4,536,640
*	India Cements Ltd.	178,846	808,453
	India Glycols Ltd.	151,544	1,649,638
	India Nippon Electricals Ltd.	6,634	71,723
	India Pesticides Ltd.	6,445	13,764
	Indian Bank	606,492	5,866,875
	Indian Hume Pipe Co. Ltd.	1,970	7,931
	Indian Metals & Ferro Alloys Ltd.	10,223	138,240
	Indo Count Industries Ltd.	272,105	872,697
	Indoco Remedies Ltd.	11,599	36,634
*Ω	IndoStar Capital Finance Ltd.	23,848	66,663
*	Indus Towers Ltd.	4,384,006	17,987,538
*	IndusInd Bank Ltd.	1,470,462	13,159,590
*	Infibeam Avenues Ltd.	2,852,144	581,356
	Info Edge India Ltd.	691,742	10,707,918
*	Inox Green Energy Services Ltd.	104,736	315,797
*	Insecticides India Ltd.	6,527	53,241
	IOL Chemicals & Pharmaceuticals Ltd.	515,245	535,908
	Ipca Laboratories Ltd.	38,656	552,900
Ω	IRCON International Ltd.	616,627	1,176,408
	J Kumar Infraprojects Ltd.	207,810	1,548,050
	Jagran Prakashan Ltd.	403,692	329,759
	Jai Corp. Ltd.	50,855	94,473
*	Jain Irrigation Systems Ltd.	483,685	279,480
	Jammu & Kashmir Bank Ltd.	1,487,514	1,777,219
	Jindal Drilling & Industries Ltd.	13,411	86,663
	Jindal Poly Films Ltd.	54,978	351,398
	Jindal Saw Ltd.	1,654,734	3,271,159
	Jindal Stainless Ltd.	748,441	6,353,471
	Jindal Steel Ltd.	1,874,429	22,537,943
	Jio Financial Services Ltd.	9,844,822	34,059,201

		Shares	Value»
INDIA — (Continued)
	JK Lakshmi Cement Ltd.	252,895	$2,479,152
	JK Paper Ltd.	431,544	1,939,849
	JK Tyre & Industries Ltd.	610,769	2,964,339
	JM Financial Ltd.	2,405,311	4,435,598
	JSW Energy Ltd.	673,885	4,005,381
	JSW Steel Ltd.	3,636,311	49,463,099
	Jubilant Ingrevia Ltd.	70,566	548,118
	Jubilant Pharmova Ltd.	415,989	5,105,419
*	Just Dial Ltd.	55,609	483,678
	Kalpataru Projects International Ltd.	438,602	6,201,049
	Kalyani Steels Ltd.	92,366	901,751
	Karnataka Bank Ltd.	1,019,469	2,060,510
	Karur Vysya Bank Ltd.	2,817,794	7,730,507
	Kaveri Seed Co. Ltd.	86,035	1,009,798
	KCP Ltd.	123,867	284,623
*	Kellton Tech Solutions Ltd.	531,660	131,352
	Kirloskar Ferrous Industries Ltd.	22,923	132,621
	Kirloskar Oil Engines Ltd.	247,039	2,780,069
	Kitex Garments Ltd.	86,430	203,110
	KNR Constructions Ltd.	633,622	1,295,583
*	Kolte-Patil Developers Ltd.	100,381	484,431
	Kotak Mahindra Bank Ltd.	318,026	7,545,476
	KRBL Ltd.	224,126	942,695
	Krsnaa Diagnostics Ltd.	10,056	87,924
	L&T Finance Ltd.	2,844,416	8,665,146
	Larsen & Toubro Ltd.	1,196,955	54,272,084
	Laxmi Organic Industries Ltd.	17,498	38,464
	LG Balakrishnan & Bros Ltd.	55,809	892,458
	LIC Housing Finance Ltd.	1,692,894	10,910,918
	LT Foods Ltd.	805,429	3,813,363
	Lupin Ltd.	470,035	10,439,916
	LUX Industries Ltd.	4,466	64,320
	Maharashtra Seamless Ltd.	294,087	1,883,635
	Mahindra & Mahindra Financial Services Ltd.	2,843,514	10,103,114
	Mahindra & Mahindra Ltd.	1,903,138	74,805,403

1142

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Mahindra Lifespace Developers Ltd.	23,325	$101,483
	Maithan Alloys Ltd.	22,953	285,815
*	Man Industries India Ltd.	30,730	142,746
	Manali Petrochemicals Ltd.	16,892	14,066
	Manappuram Finance Ltd.	2,320,125	7,074,625
	Marksans Pharma Ltd.	1,023,538	2,109,373
	Maruti Suzuki India Ltd.	68,330	12,420,123
Ω	MAS Financial Services Ltd.	41,712	143,271
	Mastek Ltd.	23,375	562,917
*	Max Estates Ltd.	3,908	20,630
	Mayur Uniquoters Ltd.	31,030	188,288
*	Meghmani Organics Ltd.	522,288	474,692
	MM Forgings Ltd.	4,761	16,613
	MOIL Ltd.	342,354	1,410,086
	Mold-Tek Packaging Ltd.	3,575	27,929
	Monte Carlo Fashions Ltd.	32,064	252,774
	Morepen Laboratories Ltd.	267,822	143,564
	Motilal Oswal Financial Services Ltd.	4,625	50,847
	MRF Ltd.	7,821	13,912,735
	Muthoot Finance Ltd.	102,035	3,670,075
	Natco Pharma Ltd.	133,104	1,228,178
	National Aluminium Co. Ltd.	4,301,911	11,325,651
	National Fertilizers Ltd.	473,637	499,083
	Nava Ltd.	659,778	4,597,443
	Navneet Education Ltd.	99,277	180,296
	NCC Ltd.	2,173,014	5,209,069
	NESCO Ltd.	33,043	510,643
	Neuland Laboratories Ltd.	3,163	589,208
	NIIT Learning Systems Ltd.	433,276	1,599,735
	NIIT Ltd.	427,275	501,634
	Nilkamal Ltd.	35,747	607,798
	NMDC Ltd.	10,397,661	8,859,647
*	NMDC Steel Ltd.	2,233,783	1,079,658
	NOCIL Ltd.	380,975	793,086
	NRB Bearings Ltd.	106,464	328,249

		Shares	Value»
INDIA — (Continued)
	Nucleus Software Exports Ltd.	20,834	$236,190
*	Nuvoco Vistas Corp. Ltd.	11,939	55,622
	Oberoi Realty Ltd.	250,645	5,014,774
*	Onesource Specialty Pharma Ltd.	145,678	3,034,317
	Orient Cement Ltd.	418,372	1,009,297
*	Orient Green Power Co. Ltd.	1,105,168	174,442
	Panama Petrochem Ltd.	61,017	183,357
Ω	Parag Milk Foods Ltd., Class F	88,474	309,717
*	Patel Engineering Ltd.	1,205,074	506,385
*	PC Jeweller Ltd.	611,488	80,145
	PCBL Chemical Ltd.	777,718	3,168,539
	PDS Ltd.	3,020	12,629
*	Pennar Industries Ltd.	110,596	325,500
	Petronet LNG Ltd.	3,739,500	11,838,857
*	Piramal Finance Ltd.	281,593	3,566,097
	Piramal Pharma Ltd.	1,687,208	3,812,939
Ω	PNB Housing Finance Ltd.	512,667	5,362,402
	PNC Infratech Ltd.	384,557	1,214,263
	Pokarna Ltd.	1,170	11,990
	Polyplex Corp. Ltd.	110,369	1,186,933
	Power Finance Corp. Ltd.	6,354,839	28,836,939
	Power Mech Projects Ltd.	13,818	387,426
	Prakash Industries Ltd.	479,174	884,735
Ω	Prataap Snacks Ltd.	3,176	39,213
	Prestige Estates Projects Ltd.	408,881	8,063,971
*	PSP Projects Ltd.	5,275	54,726
*	PTC India Financial Services Ltd.	1,210,243	495,718
	PTC India Ltd.	1,137,852	2,152,666
	Punjab National Bank	6,093,734	8,427,517
*	PVR Inox Ltd.	30,550	413,471
Ω	Quess Corp. Ltd.	45,222	122,084
	Rain Industries Ltd.	816,742	1,227,080
	Rallis India Ltd.	368,604	1,071,558
	Ramco Cements Ltd.	116,351	1,358,918
	Ramco Industries Ltd.	94,039	372,872
*	Ramky Infrastructure Ltd.	8,885	63,378
	Rane Holdings Ltd.	4,370	75,851
	Rashtriya Chemicals & Fertilizers Ltd.	975,347	1,636,072

1143

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	RattanIndia Power Ltd.	1,191,011	$146,512
*	Raymond Lifestyle Ltd.	133,014	1,769,817
*	Raymond Ltd.	166,268	1,077,932
*	Raymond Realty Ltd.	166,268	1,156,705
Ω	RBL Bank Ltd.	1,770,101	6,498,329
	REC Ltd.	7,570,054	31,971,412
	Redington Ltd.	3,478,812	9,960,216
	Redtape Ltd.	196,059	300,326
	Reliance Industries Ltd. (RIL IN)	21,851,121	365,778,920
*	Reliance Power Ltd.	8,487,744	4,410,888
	Repco Home Finance Ltd.	207,686	977,376
	Rhi Magnesita India Ltd.	13,368	72,267
	Rico Auto Industries Ltd.	179,552	168,320
	RITES Ltd.	119,262	329,025
	Rossari Biotech Ltd.	7,039	50,710
	Route Mobile Ltd.	4,340	34,845
*	RPSG Ventures Ltd.	5,503	50,944
	Samvardhana Motherson International Ltd.	13,142,964	15,594,780
	Sandhar Technologies Ltd.	18,785	108,109
	Sandur Manganese & Iron Ores Ltd.	31,329	76,351
	Sanghvi Movers Ltd.	19,196	85,601
	Sarda Energy & Minerals Ltd.	200,161	1,192,938
	Sasken Technologies Ltd.	7,505	116,107
*	Satin Creditcare Network Ltd.	17,437	30,768
	Savita Oil Technologies Ltd.	19,237	85,873
	Seshasayee Paper & Boards Ltd.	83,170	239,288
Ω	SH Kelkar & Co. Ltd.	106,844	265,460
	Shankara Building Products Ltd.	2,848	4,490
	Shankara Buildpro Ltd.	8,436	69,895
	Sharda Cropchem Ltd.	63,237	616,038
*	Sheela Foam Ltd.	7,705	60,362
	Shilpa Medicare Ltd.	5,758	22,809
	Shipping Corp. of India Land & Assets Ltd.	839,608	482,189

		Shares	Value»
INDIA — (Continued)
	Shipping Corp. of India Ltd.	866,425	$2,527,585
	Shree Cement Ltd.	1,128	359,705
	Shriram Finance Ltd.	4,806,255	40,666,449
	Shriram Pistons & Rings Ltd.	1,349	39,689
	Shyam Metalics & Energy Ltd.	12,216	121,272
	Siyaram Silk Mills Ltd.	34,822	295,692
	Sobha Ltd.	47,950	874,285
	Somany Ceramics Ltd.	6,442	33,077
	South Indian Bank Ltd.	6,471,133	2,681,658
	SP Apparels Ltd.	1,135	9,473
*	Spandana Sphoorty Financial Ltd.	20,810	48,608
	Star Cement Ltd.	115,266	332,198
	State Bank of India (SBIN IN)	7,873,800	83,171,666
	State Bank of India (SBKFF US), GDR	19,590	2,076,540
	Steel Authority of India Ltd.	3,994,477	6,136,774
	Strides Pharma Science Ltd.	331,007	3,469,726
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,617,777	30,844,890
	Sun TV Network Ltd.	346,963	2,192,733
	Sundaram-Clayton Ltd.	702	11,797
	Sunflag Iron & Steel Co. Ltd.	59,174	178,419
	Sunteck Realty Ltd.	173,757	864,239
	Surya Roshni Ltd.	309,920	1,025,182
*	Suryoday Small Finance Bank Ltd.	19,566	33,546
	Swelect Energy Systems Ltd.	1,123	10,119
	TAJGVK Hotels & Resorts Ltd.	7,970	37,757
	Talbros Automotive Components Ltd.	9,744	32,061
	Tamil Nadu Newsprint & Papers Ltd.	49,367	86,722
	Tamilnad Mercantile Bank Ltd.	2,918	16,222
*	TARC Ltd.	108,617	191,603
	Tata Chemicals Ltd.	757,897	7,610,799
	Tata Consumer Products Ltd.	596,334	7,809,617
*	Tata Motors Ltd./new	4,118,422	12,097,143

1144

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tata Motors Passenger Vehicles Ltd.	4,118,422	$19,013,344
	Tata Steel Ltd.	25,119,759	51,713,824
	Tech Mahindra Ltd.	67,222	1,077,184
	Techno Electric & Engineering Co. Ltd.	33,888	507,332
*††	Teledata Marine Solutions Ltd.	267,258	0
	Texmaco Rail & Engineering Ltd.	22,100	33,996
	Thirumalai Chemicals Ltd.	63,522	202,381
	Thomas Cook India Ltd.	42,271	76,231
	Time Technoplast Ltd.	1,385,626	3,368,763
	Tourism Finance Corp. of India Ltd.	230,580	181,494
*	TransIndia Real Estate Ltd.	5,931	1,930
	Transport Corp. of India Ltd.	126,919	1,711,909
	Trident Ltd.	1,518,092	488,771
	Triveni Engineering & Industries Ltd.	485,353	1,955,705
	TVS Srichakra Ltd.	8,381	390,550
	Uflex Ltd.	196,398	1,196,714
*	Ugro Capital Ltd.	12,338	25,397
*Ω	Ujjivan Small Finance Bank Ltd.	954,037	557,829
*	Unichem Laboratories Ltd.	148,098	789,077
	Union Bank of India Ltd.	1,395,941	2,332,383
	Universal Cables Ltd.	1,218	10,078
	UPL Ltd.	1,608,696	13,010,658
	Usha Martin Ltd.	393,840	2,047,720
	VA Tech Wabag Ltd.	179,786	2,855,713
	Vaibhav Global Ltd.	23,806	71,720
	Vardhman Textiles Ltd.	702,522	3,472,379
*	Vascon Engineers Ltd.	14,316	10,745
	Vedanta Ltd.	1,922,301	10,687,946
	Veedol Corp. Ltd.	12,943	257,790
	Venky’s India Ltd.	18,549	315,747
	Vindhya Telelinks Ltd.	23,855	365,004
	Vishnu Chemicals Ltd.	8,290	48,379
*	Vishnu Prakash R Punglia Ltd.	5,590	5,745
*	VL E-Governance & IT Solutions Ltd.	9,187	2,480

		Shares	Value»
INDIA — (Continued)
*	Vodafone Idea Ltd.	4,085,048	$401,367
	Voltamp Transformers Ltd.	1,334	111,646
	VST Industries Ltd.	3,902	11,459
	Welspun Corp. Ltd.	639,903	6,943,900
	Welspun Enterprises Ltd.	401,655	2,534,522
	Welspun Living Ltd.	973,361	1,415,816
	West Coast Paper Mills Ltd.	190,670	974,840
	Wheels India Ltd.	989	9,988
	Wipro Ltd.	8,252,206	22,369,872
*	Wockhardt Ltd.	57,359	826,092
*	Yes Bank Ltd.	24,882,852	6,382,889
	Zee Entertainment Enterprises Ltd.	2,853,525	3,224,271
	Zensar Technologies Ltd.	308,505	2,763,710
	Zydus Lifesciences Ltd.	274,482	3,020,782
	Zydus Wellness Ltd.	91,744	493,460

TOTAL INDIA			2,206,085,418

INDONESIA — (1.3%)
	ABM Investama Tbk. PT	1,807,300	321,546
	Adi Sarana Armada Tbk. PT	4,537,700	290,339
*	Alam Sutera Realty Tbk. PT	34,568,500	336,433
	Alamtri Minerals Indonesia Tbk. PT	9,068,300	760,103
	Alamtri Resources Indonesia Tbk. PT	67,881,600	7,684,634
	Aneka Tambang Tbk. PT	29,676,200	5,520,000
	Aspirasi Hidup Indonesia Tbk. PT	29,822,600	795,733
	Astra Agro Lestari Tbk. PT	2,427,366	1,138,882
	Astra International Tbk. PT	81,295,400	30,060,055
	Astra Otoparts Tbk. PT	2,237,900	343,267
*††	Bakrie Telecom Tbk. PT	160,430,200	0
	Bank BTPN Syariah Tbk. PT	4,143,200	341,020
	Bank Negara Indonesia Persero Tbk. PT	36,883,382	9,694,216
	Bank OCBC Nisp Tbk. PT	6,499,200	537,027

1145

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank Pan Indonesia Tbk. PT	45,098,101	$2,796,381
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	13,220,784	639,974
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	14,974,500	490,684
	Bank Tabungan Negara Persero Tbk. PT	26,825,915	1,972,554
	BFI Finance Indonesia Tbk. PT	3,167,900	153,181
	BISI International Tbk. PT	9,253,500	494,961
	Blue Bird Tbk. PT	497,500	52,954
*	Buana Lintas Lautan Tbk. PT	42,133,600	551,238
*	Bukalapak.com Tbk. PT	101,124,100	1,021,593
	Bukit Asam Tbk. PT	19,826,900	2,859,534
*	Buma Internasional Grup Tbk. PT	16,397,000	336,788
*	Bumi Resources Minerals Tbk. PT	93,870,800	5,186,093
*	Bumi Resources Tbk. PT	210,607,600	1,795,965
*	Bumi Serpong Damai Tbk. PT	17,391,900	1,022,490
	Ciputra Development Tbk. PT	58,089,578	3,085,815
	Dayamitra Telekomunikasi PT	41,026,000	1,381,129
	Dharma Satya Nusantara Tbk. PT	14,424,900	1,636,723
	Elang Mahkota Teknologi Tbk. PT	38,668,400	2,748,494
	Elnusa Tbk. PT	18,387,300	564,362
*	Energi Mega Persada Tbk. PT	25,065,500	1,243,733
	Erajaya Swasembada Tbk. PT	48,693,800	1,240,577
	ESSA Industries Indonesia Tbk. PT	20,550,500	759,554
	Gajah Tunggal Tbk. PT	8,135,800	508,866
	Gudang Garam Tbk. PT	1,830,000	1,904,273
*	Harum Energy Tbk. PT	5,184,100	364,353
	Indah Kiat Pulp & Paper Tbk. PT	13,993,200	6,258,239

		Shares	Value»
INDONESIA — (Continued)
	Indika Energy Tbk. PT	8,454,400	$1,061,257
	Indo Tambangraya Megah Tbk. PT	2,257,000	3,187,349
	Indocement Tunggal Prakarsa Tbk. PT	4,349,100	1,632,581
	Indofood Sukses Makmur Tbk. PT	24,262,000	10,796,954
	Japfa Comfeed Indonesia Tbk. PT	29,679,450	4,473,224
	Jaya Real Property Tbk. PT	43,375,300	2,240,660
	Kawasan Industri Jababeka Tbk. PT	140,107,456	1,607,628
	KMI Wire & Cable Tbk. PT	8,024,000	160,225
*	Lippo Karawaci Tbk. PT	57,141,462	305,719
	Medco Energi Internasional Tbk. PT	37,057,632	2,965,406
*	Media Nusantara Citra Tbk. PT	32,455,300	522,832
*	Merdeka Battery Materials Tbk. PT	47,750,000	1,804,219
	Metrodata Electronics Tbk. PT	5,843,050	214,199
	Mitra Adiperkasa Tbk. PT	14,309,800	1,108,427
	Mitra Pinasthika Mustika Tbk. PT	5,317,000	310,042
	Pabrik Kertas Tjiwi Kimia Tbk. PT	4,827,100	2,021,214
	Pakuwon Jati Tbk. PT.	32,160,400	710,692
*	Panin Financial Tbk. PT	65,508,700	944,463
*	Paninvest Tbk. PT	6,451,100	312,276
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	13,522,984	1,141,489
*	PP Persero Tbk. PT	11,622,400	266,662
	Puradelta Lestari Tbk. PT	5,891,800	47,071
	Salim Ivomas Pratama Tbk. PT	10,218,600	383,401
	Sampoerna Agro Tbk. PT	4,447,941	1,343,510
	Samudera Indonesia Tbk. PT	19,507,400	370,756
*	Sarana Meditama Metropolitan Tbk. PT	563,000	10,300

1146

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Sarana Menara Nusantara Tbk. PT	18,879,100	$617,879
	Sawit Sumbermas Sarana Tbk. PT	1,637,100	158,440
	Semen Indonesia Persero Tbk. PT	13,105,351	2,171,181
*	Siloam International Hospitals Tbk. PT	723,800	94,390
*††	Sri Rejeki Isman Tbk. PT	63,289,500	0
	Sumber Tani Agung Resources Tbk. PT	725,000	60,636
	Summarecon Agung Tbk. PT	48,526,600	1,141,986
	Surya Citra Media Tbk. PT	25,469,500	516,501
	Surya Semesta Internusa Tbk. PT	26,219,100	2,456,334
*††	Suryainti Permata Tbk. PT	17,378,000	0
	Tempo Scan Pacific Tbk. PT	1,453,500	249,063
	Timah Tbk. PT	11,851,400	1,901,475
*††	Trada Alam Minera Tbk. PT	188,544,700	0
	Trias Sentosa Tbk. PT	303,100	8,699
	Trimegah Bangun Persada Tbk. PT	10,687,700	803,246
	Triputra Agro Persada PT	5,288,700	598,195
	Tunas Baru Lampung Tbk. PT	12,439,500	557,053
	Unggul Indah Cahaya Tbk. PT	288,335	154,236
	United Tractors Tbk. PT	8,116,500	13,123,387
	Vale Indonesia Tbk. PT	9,732,019	2,776,853
*††	Waskita Karya Persero Tbk. PT	25,152,582	57,293
*††	Wijaya Karya Persero Tbk. PT	11,988,700	55,149
	XLSMART Telecom Sejahtera Tbk. PT	24,131,903	3,785,953

TOTAL INDONESIA			170,124,268

KUWAIT — (0.6%)
	A’ayan Leasing & Investment Co. KSCP	3,414,725	2,363,502
*	Acico Industries Co. KSC	986,235	1,151,402

		Shares	Value»
KUWAIT — (Continued)
	Agility Public Warehousing Co. KSC	6,638,111	$3,260,151
	Al Ahli Bank of Kuwait KSCP	2,652,514	2,487,457
	Al-Eid Food KSC	408,269	287,485
	Arzan Financial Group for Financing & Investment KPSC	4,016,034	5,156,195
	Beyout Holding Co. KPSC	43,124	62,005
	Boubyan Petrochemicals Co. KSCP	1,627,525	3,256,530
	Burgan Bank SAK	2,957,356	2,279,994
	Combined Group Contracting Co. SAK	363,249	1,248,151
	Gulf Bank KSCP	10,525,102	12,025,105
	Gulf Cables & Electrical Industries Group Co. KSCP	202,159	1,479,848
	Heavy Engineering & Ship Building Co. KSCP	142,823	440,381
	Integrated Holding Co. KCSC	389,200	685,835
	KAMCO Investment Co. KSC	124,198	72,426
	Kuwait Cement Co. KSC	165,971	192,052
	Kuwait International Bank KSCP	4,703,736	4,101,029
	Kuwait Investment Co. SAK	422,012	345,568
	Mezzan Holding Co. KSCC	247,280	961,151
	Mobile Telecommunications Co. KSCP	8,618,229	14,894,126
*	Munshaat Real Estate Projects Co. KSCP	33,808	25,095
	National Bank of Kuwait SAKP	2,199,206	7,531,723
*	National Consumer Holding Co. SAK	1,177,523	448,395
	National Industries Group Holding SAK	6,624,807	6,283,729
	National Investments Co. KSCP	2,103,364	2,328,251
	Oula Fuel Marketing Co.	117,858	116,983

1147

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Specialities Group Holding Co. KSCC	442,470	$255,112
*	Warba Bank KSCP	11,095,382	10,485,181

TOTAL KUWAIT			84,224,862

MALAYSIA — (1.3%)
#	Aeon Co. M Bhd.	2,052,800	617,259
#	AEON Credit Service M Bhd.	177,800	223,346
#*	AFFIN Bank Bhd.	8,228,449	4,500,052
	Alliance Bank Malaysia Bhd.	5,503,964	5,775,686
	Allianz Malaysia Bhd.	117,200	502,557
	AMMB Holdings Bhd. (AMM MK)	7,834,962	10,657,284
#	Axiata Group Bhd.	5,873,900	3,522,355
#	Bank Islam Malaysia Bhd.	1,797,507	944,298
	Batu Kawan Bhd.	1,621,150	7,434,845
*	Berjaya Corp. Bhd.	13,034,214	901,679
#*	Berjaya Land Bhd.	5,491,800	353,563
*	Bermaz Auto Bhd.	288,500	46,111
#*	Bumi Armada Bhd.	13,096,800	1,032,561
#	Cahya Mata Sarawak Bhd.	2,273,200	861,763
*	Cape Ems Bhd.	205,500	13,969
	CB Industrial Product Holding Bhd.	75,000	22,736
#	CIMB Group Holdings Bhd.	18,673,856	32,498,150
#	Dayang Enterprise Holdings Bhd.	792,200	281,981
#	DRB-Hicom Bhd.	3,558,500	1,069,924
#	Eastern & Oriental Bhd.	1,848,300	352,513
#	Eco World Development Group Bhd.	3,180,800	1,562,809
#	Genetec Technology Bhd.	119,100	14,731
	Genting Bhd.	7,759,400	6,257,258
#	Genting Malaysia Bhd.	9,599,300	5,337,449
#	Genting Plantations Bhd.	272,300	329,897
	Guan Chong Bhd.	204,900	43,921
#	HAP Seng Consolidated Bhd.	413,082	293,005
#	Hartalega Holdings Bhd.	2,068,000	596,137
	Hiap Teck Venture Bhd.	3,905,700	265,335

		Shares	Value»
MALAYSIA — (Continued)
#	Hibiscus Petroleum Bhd.	1,772,400	$605,154
	Hong Leong Financial Group Bhd.	1,316,534	5,309,967
	IGB Bhd.	3,022,296	2,419,847
#	IJM Corp. Bhd.	9,738,718	5,755,175
	Insas Bhd.	1,544,300	311,673
#	IOI Properties Group Bhd.	5,148,525	2,581,489
#	Jaya Tiasa Holdings Bhd.	2,431,633	667,552
#	Keck Seng Malaysia Bhd.	740,900	982,324
#	Kossan Rubber Industries Bhd.	2,354,300	667,322
#	KSL Holdings Bhd.	1,418,465	1,015,974
	Kumpulan Fima Bhd.	552,500	320,416
	Land & General Bhd.	2,120,320	78,384
	LBS Bina Group Bhd.	3,741,134	379,313
#	Leong Hup International Bhd.	2,268,100	354,616
	Magnum Bhd.	3,983,345	1,322,406
#	Mah Sing Group Bhd.	6,366,062	1,579,256
	Malayan Cement Bhd.	204,500	334,993
#	Malayan Flour Mills Bhd.	3,317,675	467,520
#	Malaysian Resources Corp. Bhd.	8,411,247	902,237
#	Matrix Concepts Holdings Bhd.	2,829,225	925,126
#	MBM Resources Bhd.	769,903	967,083
#	MBSB Bhd.	9,539,243	1,650,039
	Mega First Corp. Bhd.	877,900	776,892
#	MISC Bhd.	4,074,104	7,576,697
#	MKH Bhd.	1,443,578	367,955
	MKH Oil Palm East Kalimantan Bhd.	268,982	40,765
#	MNRB Holdings Bhd.	2,006,779	904,419
#	Muhibbah Engineering M Bhd.	1,999,300	257,470
#	OCK Group Bhd.	213,300	22,157
#	Oriental Holdings Bhd.	2,554,379	4,177,995
#	OSK Holdings Bhd.	9,602,308	3,255,698
#	Pantech Group Holdings Bhd.	2,076,194	331,912
#	Paramount Corp. Bhd.	1,435,655	363,397
#	Perak Transit Bhd.	459,100	37,200
	Petron Malaysia Refining & Marketing Bhd.	234,000	210,807

1148

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Petronas Chemicals Group Bhd	2,981,200	$2,772,982
#	PPB Group Bhd	1,925,439	5,119,004
	RHB Bank Bhd	7,326,108	11,843,903
#	Sarawak Oil Palms Bhd	1,145,500	1,019,979
#	Scientex Bhd	15,600	12,625
	Sime Darby Bhd	12,867,500	6,290,410
#	Sime Darby Property Bhd	7,330,900	2,357,368
	SP Setia Bhd. Group	6,527,473	1,346,107
#	Suria Capital Holdings Bhd	793,880	303,771
#	Ta Ann Holdings Bhd	934,526	936,219
#*	Top Glove Corp. Bhd	4,110,500	617,452
#*	Tropicana Corp. Bhd	2,921,861	815,256
#	TSH Resources Bhd	807,000	261,734
#	UEM Sunrise Bhd	4,478,245	683,333
	United Malacca Bhd	765,400	1,066,690
#	UOA Development Bhd	9,471,100	4,178,354
*	Vantris Energy Bhd	1,985,485	260,624
#	Velesto Energy Bhd	16,539,528	988,407
#	VS Industry Bhd	3,637,500	428,785
#*	WCT Holdings Bhd	3,205,924	573,360
#	Yinson Holdings Bhd	1,554,025	879,312
	YTL Corp. Bhd	1,435,560	889,281

TOTAL MALAYSIA			177,879,360

MEXICO — (2.4%)
	Alfa SAB de CV, Class A	26,730,306	20,243,583
#	Alpek SAB de CV	621,691	314,552
Ω	Banco del Bajio SA	1,665,034	4,248,958
	Cemex SAB de CV (CEMEXCPO MM)	4,497,186	4,560,486
	Cemex SAB de CV (CX US), Sponsored ADR	3,267,721	33,167,363
*	Controladora Alpek SAB de CV	26,730,306	4,143,676
*	Controladora AXTEL SAB de CV	23,823,748	1,160,508
	Corp. Actinver SAB de CV	89,268	99,942
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	814,543	1,999,255
	Cydsa SAB de CV	5,874	5,517
*	Dine SAB de CV	993,273	1,083,974
	El Puerto de Liverpool SAB de CV, Class C1	542,340	2,642,442

		Shares	Value»
MEXICO — (Continued)
#	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	368,705	$3,473,609
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	57,676	5,442,307
	GCC SAB de CV	465,988	4,472,642
#	Genomma Lab Internacional SAB de CV, Class B	2,013,027	1,965,514
	Gentera SAB de CV	3,479,692	8,254,166
#	Grupo Bimbo SAB de CV	385,459	1,331,165
	Grupo Carso SAB de CV	2,055,907	14,603,873
	Grupo Comercial Chedraui SA de CV	461,328	3,350,733
	Grupo Financiero Banorte SAB de CV, Class O	3,710,530	34,833,470
	Grupo Financiero Inbursa SAB de CV, Class O	5,443,830	13,188,728
	Grupo Gigante SAB de CV	471,076	747,494
	Grupo Industrial Saltillo SAB de CV	1,263,366	942,501
	Grupo Mexico SAB de CV	6,422,096	55,414,926
*	Grupo Posadas SAB de CV	71,336	107,435
*	Grupo Simec SAB de CV (SIMECB MM)	689,708	6,293,444
	Grupo Televisa SAB (TV US), Sponsored ADR	109,095	288,011
#*Ω	Grupo Traxion SAB de CV	85,118	62,675
*	Industrias CH SAB de CV	1,720,091	15,739,455
*	Industrias Penoles SAB de CV	505,357	21,349,929
	KUO SAB de CV	1,904,343	5,258,379
#	La Comer SAB de CV	2,797,049	6,058,253
	Megacable Holdings SAB de CV	1,726,345	4,940,644
*	Minera Frisco SAB de CV, Class A1	4,888,469	2,323,394
*Ω	Nemak SAB de CV	8,259,761	1,720,552

1149

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Orbia Advance Corp. SAB de CV	3,946,112	$3,572,603
	Organizacion Cultiba SAB de CV	124,602	70,421
#*	Organizacion Soriana SAB de CV, Class B	13,584,625	19,376,837
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	574,258	7,418,665
	Regional SAB de CV	259,183	1,920,174
*	Vitro SAB de CV	734,165	227,617

TOTAL MEXICO			318,419,872

PHILIPPINES — (0.5%)
*††	ACR Mining Corp.	105,455	0
	Alliance Global Group, Inc.	11,474,706	1,422,311
*	Atlas Consolidated Mining & Development Corp.	3,179,600	276,830
	Ayala Corp.	350,590	2,786,088
	Ayala Land, Inc.	12,162,800	4,108,531
	BDO Unibank, Inc.	1,662,461	3,770,366
	Belle Corp.	4,041,000	93,338
	Bloomberry Resorts Corp.	7,681,500	417,334
	China Banking Corp.	7,394,692	6,422,299
	Cosco Capital, Inc.	6,214,300	729,746
	DMCI Holdings, Inc.	10,147,600	1,945,637
	East West Banking Corp.	1,728,600	337,140
	Filinvest Development Corp.	384,400	30,358
	Filinvest Land, Inc.	40,964,978	521,875
	Filinvest REIT Corp.	7,302,576	385,809
	First Philippine Holdings Corp.	3,175,100	3,857,587
*	Global Ferronickel Holdings, Inc.	204,116	4,404
	GT Capital Holdings, Inc.	230,807	2,140,875
	JG Summit Holdings, Inc.	8,213,957	3,340,726
	LT Group, Inc.	6,858,600	1,704,631
	Megaworld Corp.	46,669,300	1,578,805
	Metropolitan Bank & Trust Co.	6,805,802	7,977,405
	Petron Corp.	10,153,900	406,000
	Philcomsat Holdings Corp.	497,957	905,122

		Shares	Value»
PHILIPPINES — (Continued)
	Philex Mining Corp.	4,004,200	$550,271
	Philippine National Bank	2,767,885	2,426,207
*††	Philippine National Construction Corp.	398,900	0
	Philippine Savings Bank	1,690,309	1,657,742
*††	Philtown Properties, Inc.	6,701	0
*††	Phoenix Petroleum Philippines, Inc.	1,259,500	16,693
	Puregold Price Club, Inc.	2,135,600	1,380,704
	RFM Corp.	762,400	56,235
	Rizal Commercial Banking Corp.	4,608,906	1,990,173
	Robinsons Land Corp.	12,002,708	3,039,195
	Robinsons Retail Holdings, Inc.	791,960	468,253
	San Miguel Corp.	4,099,696	4,530,377
	Security Bank Corp.	1,298,264	1,534,634
*	Top Frontier Investment Holdings, Inc.	383,342	392,307
	Union Bank of the Philippines	6,378,730	3,123,207
	Universal Robina Corp.	74,050	91,779
	Vista Land & Lifescapes, Inc.	17,850,968	291,236

TOTAL PHILIPPINES			66,712,230

POLAND — (1.3%)
	Agora SA	212,417	527,496
	Alior Bank SA	447,982	12,483,080
	Asseco Poland SA	85,898	4,996,404
	Bank Handlowy w Warszawie SA	5,468	154,130
	Bank Polska Kasa Opieki SA	76,105	3,896,711
	Boryszew SA	290,767	472,110
#*	Cognor Holding SA	28,557	51,056
*	Cyfrowy Polsat SA	876,549	3,145,563
	Develia SA	806,083	1,782,019
*	Enea SA	1,487,673	8,345,240
	Inter Cars SA	724	108,187
*	KGHM Polska Miedz SA	537,192	28,177,409
	Mirbud SA	39,670	145,959
	ORLEN SA	2,718,241	73,674,803
*	PGE Polska Grupa Energetyczna SA	4,432,490	13,440,521

1150

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	PKP Cargo SA	57,416	$249,537
	Stalexport Autostrady SA	176,122	137,244
*	Tauron Polska Energia SA	6,290,894	17,030,300

TOTAL POLAND			168,817,769

QATAR — (0.6%)
	Aamal Co.	8,695,528	1,887,680
	Al Khaleej Takaful Group QSC	713,723	466,256
	Al Rayan Bank	13,916,237	8,946,103
	Alijarah Holding Co. QPSC	2,160,343	409,641
*	Baladna	3,034,777	1,272,530
	Barwa Real Estate Co.	7,516,055	5,427,859
	Commercial Bank PSQC	9,096,503	10,352,200
	Doha Bank QPSC	9,287,581	6,409,535
	Doha Insurance Co. QSC	63,045	43,656
*	Estithmar Holding QPSC	1,784,286	2,009,469
	Gulf International Services QSC	5,507,630	4,669,227
	Gulf Warehousing Co.	1,371,796	964,000
	Lesha Bank LLC	935,316	463,931
*	Mazaya Real Estate Development QPSC	3,242,258	546,262
	Medicare Group	1,049,030	1,871,385
	Mesaieed Petrochemical Holding Co.	12,105,518	4,151,401
	Ooredoo QPSC	3,550,263	13,204,381
	Qatar Aluminum Manufacturing Co.	624,128	266,015
	Qatar Fuel QSC	328,036	1,351,289
	Qatar Industrial Manufacturing Co. QSC	47,636	31,589
	Qatar Insurance Co. SAQ	2,631,346	1,481,243
	Qatar National Cement Co. QSC	1,042,936	871,896
	Qatar Navigation QSC	2,435,486	7,438,382
	Salam International Investment Ltd. QSC	5,523,236	1,146,370

		Shares	Value»
QATAR — (Continued)
	United Development Co. QSC	7,043,257	$1,824,103
	Vodafone Qatar PQSC	4,529,101	2,989,256

TOTAL QATAR			80,495,659

RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	9,630,257	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	18,140	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	3,296	0
*††	RusHydro PJSC (HYDR LI), ADR	4,402,355	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	31,829	0
*††	VTB Bank PJSC (VTBR LI), GDR	5,107,496	0

SAUDI ARABIA — (3.0%)
	Ades Holding Co.	168,480	761,355
	Al Babtain Power & Telecommunication Co.	122,266	2,046,403
	Al Hassan Ghazi Ibrahim Shaker Co.	99,762	695,414
	Al Jouf Agricultural Development Co.	63,001	772,445
*	Al Jouf Cement Co.	17,406	32,487
	Alaseel Co.	137,125	130,447
	Al-Etihad Cooperative Insurance Co.	28,027	80,798
	AlJazira Takaful Ta’awuni Co.	143,755	474,024
*	Allianz Saudi Fransi Cooperative Insurance Co.	120,214	437,874
	Almarai Co. JSC	49,103	651,018
	Alujain Corp.	161,199	1,373,075
*	Amlak International Finance Co.	48,570	180,041
	Arab National Bank	3,526,596	22,808,316
*	Arabia Insurance Cooperative Co.	30,953	88,208
	Arabian Cement Co.	244,401	1,442,737
	Arabian Drilling Co.	112,773	2,663,106
	Arabian Pipes Co.	140,163	213,078

1151

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Arabian Shield Cooperative Insurance Co.	70,340	$244,474
	Arriyadh Development Co.	105,804	831,055
*	ARTEX Industrial Investment Co.	23,076	86,379
*	Bank Al-Jazira	2,568,453	8,637,860
	Banque Saudi Fransi	4,548,646	21,647,212
	Basic Chemical Industries Ltd.	60,464	452,009
	Bawan Co.	4,179	63,001
	City Cement Co.	337,127	1,309,949
*	Dar Al Arkan Real Estate Development Co.	2,573,383	11,851,503
	Eastern Province Cement Co.	208,003	1,435,436
*	Emaar Economic City	327,694	1,112,675
	Etihad Etisalat Co.	1,591,920	28,720,570
	Gulf Insurance Group	4,211	28,387
*	Herfy Food Services Co.	86,677	483,159
*	Lumi Rental Co.	9,843	164,183
*	Middle East Paper Co.	92,347	664,755
	Middle East Specialized Cables Co.	20,214	157,993
	Mobile Telecommunications Co. Saudi Arabia	2,157,276	6,602,055
*	Najran Cement Co.	363,613	730,926
*	National Agriculture Development Co.	471,951	2,624,399
	National Co. for Glass Industries	59,152	643,473
*	National Industrialization Co.	29,000	89,463
	Nayifat Finance Co.	235,016	832,445
	Northern Region Cement Co.	384,155	822,069
	Qassim Cement Co.	20,338	228,587
*	Rabigh Refining & Petrochemical Co.	1,112,830	2,664,389
	Riyad Bank	1,572,240	11,416,539
	Riyadh Cement Co.	160,890	1,128,384
	SABIC Agri-Nutrients Co.	77,396	2,526,978
	Sahara International Petrochemical Co.	1,645,301	8,292,159
	Saudi Awwal Bank	3,953,623	34,113,718
	Saudi Basic Industries Corp.	2,195,031	35,727,636

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Ceramic Co.	200,468	$1,635,033
	Saudi Chemical Co. Holding	305,164	600,275
	Saudi Industrial Investment Group	634,557	2,748,013
	Saudi Investment Bank	2,400,795	8,799,719
*	Saudi Kayan Petrochemical Co.	3,361,387	5,286,028
*	Saudi Marketing Co.	92,570	409,250
	Saudi National Bank	9,884,627	105,177,942
*	Saudi Public Transport Co.	142,446	481,673
	Saudi Telecom Co.	2,054,772	24,753,071
*	Savola Group	345,428	2,266,838
*	Seera Group Holding	877,333	7,260,246
*	SHL Finance Co.	3,753	21,773
*	Sinad Holding Co.	263,423	735,473
	Southern Province Cement Co.	56,382	376,046
	Sustained Infrastructure Holding Co.	243,067	2,368,872
	Tabuk Cement Co.	183,055	498,309
	Tanmiah Food Co.	10,338	216,688
*	Umm Al-Qura Cement Co.	105,498	387,611
	United International Transportation Co.	131,766	2,600,442
*	Wataniya Insurance Co.	52,238	204,287
	Yamama Cement Co.	662,552	4,853,608
	Yanbu Cement Co.	215,166	929,019
	Yanbu National Petrochemical Co.	861,102	7,917,853

TOTAL SAUDI ARABIA			401,712,715

SOUTH AFRICA — (3.0%)
	Absa Group Ltd.	2,859,706	31,954,018
	Adcock Ingram Holdings Ltd.	34,769	150,132
	AECI Ltd.	504,530	2,601,610
	African Rainbow Minerals Ltd.	369,555	3,670,053
	Alexander Forbes Group Holdings Ltd.	699,133	331,277
	Altron Ltd., Class A	152,324	161,538
	Aspen Pharmacare Holdings Ltd.	742,391	4,204,948
	Astral Foods Ltd.	171,292	2,210,816
#	Barloworld Ltd.	1,102,801	7,602,272
	Bidvest Group Ltd.	93,549	1,216,917

1152

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
#*	Blu Label Unlimited Group Ltd.	2,056,384	$1,467,584
*	Brait PLC	11,270,636	1,388,280
	Caxton & CTP Publishers & Printers Ltd.	703,938	538,455
	DataTec Ltd.	3,804,211	15,777,927
	Exxaro Resources Ltd.	883,630	8,999,356
	FirstRand Ltd.	26,843	127,394
	Foschini Group Ltd.	1,547,443	8,214,212
	Grindrod Ltd.	420,422	410,868
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	50,195	828,719
	Hudaco Industries Ltd.	154,136	1,577,199
	Impala Platinum Holdings Ltd.	2,612,012	27,992,893
	Investec Ltd.	256,806	1,933,374
*	KAP Ltd.	10,068,459	955,716
	Kumba Iron Ore Ltd.	30,297	603,396
	Lewis Group Ltd.	561,294	2,706,668
	Life Healthcare Group Holdings Ltd.	2,437,137	1,668,330
	Merafe Resources Ltd.	3,686,774	233,895
*	Metair Investments Ltd.	887,092	338,494
	Momentum Group Ltd.	5,684,452	10,944,222
	Motus Holdings Ltd.	709,106	4,272,828
	Mpact Ltd.	1,494,069	2,016,797
	MTN Group Ltd.	6,222,257	62,163,530
	Naspers Ltd., Class N	446,415	31,354,408
	Nedbank Group Ltd.	1,601,161	21,828,279
	Netcare Ltd.	4,565,146	3,849,948
	Northam Platinum Holdings Ltd.	333,999	5,578,007
	Oceana Group Ltd.	287,158	810,592
	Old Mutual Ltd. (OMU SJ)	15,832,952	12,380,640
	Omnia Holdings Ltd.	1,095,565	4,817,064
Ω	Pepkor Holdings Ltd.	8,496,017	12,954,041
*	Pick n Pay Stores Ltd.	523,680	854,856
	PPC Ltd.	5,491,060	1,741,881
	Raubex Group Ltd.	1,191,229	2,847,045
	RCL Foods Ltd.	159,113	89,531
	Reunert Ltd.	681,642	2,196,921
	RFG Holdings Ltd.	23,326	28,990
	Sanlam Ltd.	1,149,542	6,032,325
#	Sappi Ltd.	2,830,312	3,708,422
*	Sasol Ltd. (SOL SJ)	1,896,082	11,862,982

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Sibanye Stillwater Ltd. (SBSW US), ADR	30,673	$323,907
*	Sibanye Stillwater Ltd. (SSW SJ)	3,195,959	8,481,115
	Southern Sun Ltd.	654,882	347,700
	Standard Bank Group Ltd.	2,767,483	40,695,400
#	Super Group Ltd.	1,508,439	1,397,098
	Telkom SA SOC Ltd.	1,386,319	3,877,739
#	Thungela Resources Ltd. (TGA SJ)	406,589	1,796,623
	Tsogo Sun Ltd.	47,126	19,238
	Valterra Platinum Ltd.	89,866	5,558,141
	Wilson Bayly Holmes-Ovcon Ltd.	78,538	685,740
	Zeda Ltd.	841,724	596,748

TOTAL SOUTH AFRICA			395,979,099

SOUTH KOREA — (12.2%)
	Advanced Process Systems Corp.	29,135	405,564
#	Aekyung Chemical Co. Ltd.	30,001	229,871
*	AeroSpace Technology of Korea, Inc.	26,598	9,984
	AJ Networks Co. Ltd.	19,835	59,813
	Ajin Industrial Co. Ltd.	125,293	288,989
#*	ALUKO Co. Ltd.	161,056	231,849
	Amorepacific Corp.	28,704	2,431,158
	Amorepacific Holdings Corp.	74,083	1,318,510
	Asia Cement Co. Ltd.	83,810	717,155
	ASIA Holdings Co. Ltd.	4,148	1,036,117
	Asia Paper Manufacturing Co. Ltd.	125,605	650,014
	Atinum Investment Co. Ltd.	8,067	14,367
	Avaco Co. Ltd.	14,854	163,081
	BGF Co. Ltd.	29,884	79,741
#	BH Co. Ltd.	82,948	1,065,653
	BNK Financial Group, Inc.	867,778	8,400,737
#	Bookook Securities Co. Ltd.	15,183	721,136
	Boryung	32,896	203,698
	BYC Co. Ltd.	7,520	198,025
#	Byucksan Corp.	165,597	202,688
#	C&G Hi Tech Co. Ltd.	10,391	115,839
	Cape Industries Ltd.	3,230	31,903

1153

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Choil Aluminum Co. Ltd.	101,672	$95,219
	Chong Kun Dang Pharmaceutical Corp.	4,982	289,205
	Chongkundang Holdings Corp.	5,145	163,167
*	Chorokbaem Media Co. Ltd.	33,099	125,682
*	CJ CGV Co. Ltd.	8,412	29,465
#	CJ CheilJedang Corp.	33,488	5,385,598
#	CJ Corp.	53,104	6,352,758
*	CJ ENM Co. Ltd.	36,562	1,797,669
	CJ Freshway Corp.	15,663	274,573
	CJ Logistics Corp.	29,674	1,713,347
	CLIO Cosmetics Co. Ltd.	6,809	68,209
	CR Holdings Co. Ltd.	54,324	183,534
*	Creative & Innovative System	39,447	209,074
	Cuckoo Holdings Co. Ltd.	11,840	238,579
#	Cuckoo Homesys Co. Ltd.	14,358	231,622
	Cymechs, Inc.	7,305	98,685
	Dae Won Kang Up Co. Ltd.	215,821	635,583
	Daechang Forging Co. Ltd.	28,870	135,223
#	Daedong Corp.	57,366	391,709
	Daeduck Co. Ltd.	46,624	298,107
#	Daehan Flour Mill Co. Ltd.	4,078	396,318
#	Daehan Steel Co. Ltd.	69,851	722,641
#	Daesang Corp.	86,274	1,260,478
#	Daesang Holdings Co. Ltd.	57,231	370,890
*	Daesung Industrial Co. Ltd.	24,260	68,155
	Daewon San Up Co. Ltd.	30,729	243,936
#*	Daewoo Engineering & Construction Co. Ltd.	761,988	1,998,702
	Daewoong Co. Ltd.	33,148	502,968
	Daeyang Electric Co. Ltd.	3,846	80,927
*††	Dahaam E-Tec Co. Ltd.	3,535	0
	Daihan Pharmaceutical Co. Ltd.	14,948	304,652

		Shares	Value»
SOUTH KOREA — (Continued)
#	Daishin Securities Co. Ltd.	113,470	$2,312,853
#	Daol Investment & Securities Co. Ltd.	180,886	458,988
	Daou Data Corp.	46,022	566,486
	Daou Technology, Inc.	131,192	3,584,246
#	DB HiTek Co. Ltd.	57,471	2,360,948
	DB Insurance Co. Ltd.	87,724	7,797,234
	DB Securities Co. Ltd.	168,451	1,194,111
*	DB, Inc.	63,503	64,806
*	DE&T Co. Ltd.	34,685	153,209
#	Dentium Co. Ltd.	6,427	256,595
#	Deutsch Motors, Inc.	71,085	222,624
	DI Dong Il Corp.	15,604	197,801
	DIT Corp.	3,529	37,657
*	DK Tech Co. Ltd.	16,499	87,863
#	DL E&C Co. Ltd.	125,814	3,763,624
#	DL Holdings Co. Ltd.	46,631	1,271,764
††	DMS Co. Ltd.	73,474	122,427
#	DN Automotive Corp.	61,594	1,004,700
#	Dong-A Socio Holdings Co. Ltd.	10,790	821,344
	Dongbang Transport Logistics Co. Ltd.	27,865	54,302
	Dongkoo Bio & Pharma Co. Ltd.	8,689	32,722
	DongKook Pharmaceutical Co. Ltd.	34,098	422,670
#	Dongkuk CM Co. Ltd.	97,951	360,037
#	Dongkuk Holdings Co. Ltd.	61,326	314,311
	Dongkuk Industries Co. Ltd.	43,885	91,899
	Dongkuk Steel Mill Co. Ltd.	177,472	1,058,646
#	Dongsung Chemical Co. Ltd.	125,996	353,596
#	Dongwha Pharm Co. Ltd.	71,510	313,986
#	Dongwon Industries Co. Ltd.	16,336	554,669
#	Dongyang E&P, Inc.	28,974	434,945
	Doosan Bobcat, Inc.	233,044	9,837,517
	DoubleUGames Co. Ltd.	21,217	746,542
	Dreamtech Co. Ltd.	14,522	65,064
*	DS Dansuk Co. Ltd.	5,346	75,653
*	Duksan Hi-Metal Co. Ltd.	48,118	222,783
	DY POWER Corp.	24,508	219,928

1154

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Easy Holdings Co. Ltd.	141,214	$374,137
	Ecoplastic Corp.	53,258	120,628
	Elentec Co. Ltd.	11,529	73,491
#	E-MART, Inc.	53,453	2,707,588
	Eugene Corp.	18,985	44,544
#	Eugene Investment & Securities Co. Ltd.	231,320	604,237
#	Eusu Holdings Co. Ltd.	38,014	150,362
*	Exem Co. Ltd.	16,210	24,599
	F&F Holdings Co. Ltd.	3,441	42,542
	Fursys, Inc.	20,360	649,934
*	GAEASOFT	10,822	53,133
	Geumhwa PSC Co. Ltd.	3,910	87,194
	GOLFZON Co. Ltd.	2,619	109,048
#	Golfzon Holdings Co. Ltd.	65,288	242,747
	Green Cross Corp.	6,283	570,963
	Green Cross Holdings Corp.	5,294	58,503
	GS Engineering & Construction Corp.	120,178	1,573,936
#	GS Global Corp.	174,395	300,161
	GS Holdings Corp. (078930 KS)	187,901	6,315,637
#*	GS P&L Co. Ltd.	28,396	763,237
#	GS Retail Co. Ltd.	119,721	1,487,977
#	Gwangju Shinsegae Co. Ltd.	14,145	299,223
	HAESUNG DS Co. Ltd.	23,965	863,867
	Hana Financial Group, Inc.	1,077,892	64,574,952
#	Handsome Co. Ltd.	40,463	416,436
#	Hanil Cement Co. Ltd.	27,600	341,782
#	Hanil Holdings Co. Ltd.	81,808	928,992
	Hanil Hyundai Cement Co. Ltd.	1,217	15,384
#	Hanjin Logistics Corp.	29,653	415,973
#	Hankook Tire & Technology Co. Ltd.	271,458	8,813,566
	Hanla IMS Co. Ltd.	2,916	36,542
	HanmiGlobal Co. Ltd.	5,554	79,304
#*	Hanon Systems	510,277	1,559,026
	Hansae Co. Ltd.	20,771	153,852
	Hansol Holdings Co. Ltd.	23,087	48,904

		Shares	Value»
SOUTH KOREA — (Continued)
#	Hansol Paper Co. Ltd.	66,613	$379,877
	Hansol Technics Co. Ltd.	109,280	498,503
	Hanwha Corp.	9,875	660,481
*	Hanwha Galleria Corp.	68,751	51,632
*	Hanwha General Insurance Co. Ltd.	155,536	590,617
*	Hanwha Investment & Securities Co. Ltd.	200,945	751,934
*	Hanwha Life Insurance Co. Ltd.	803,657	1,706,447
#	Hanwha Solutions Corp.	291,337	6,229,207
	Hanyang Eng Co. Ltd.	48,501	685,313
#	Hanyang Securities Co. Ltd.	49,973	665,653
*	Harim Co. Ltd.	16,740	33,826
#	Harim Holdings Co. Ltd.	167,812	869,751
	HB SOLUTION Co. Ltd.	65,103	116,082
	HD Hyundai Co. Ltd.	165,098	23,713,536
#	HD Hyundai Construction Equipment Co. Ltd.	64,362	4,508,421
	HD Hyundai Infracore Co. Ltd.	479,520	5,115,935
#	HDC Holdings Co. Ltd.	44,476	573,951
#	HDC Hyundai Development Co-Engineering & Construction	143,625	1,940,056
	Hecto Innovation Co. Ltd.	6,304	71,509
*	HFR, Inc.	3,213	38,684
#	HK inno N Corp.	47,389	1,641,278
#	HL Holdings Corp.	20,855	592,193
	HL Mando Co. Ltd.	111,497	3,006,203
#	HMM Co. Ltd.	812,530	11,699,413
	HS Hyosung Advanced Materials Corp.	5,347	693,781
*	HS Hyosung Corp.	1,995	81,305
	HS Industries Co. Ltd.	69,390	194,023
*	Huneed Technologies	3,947	22,692
	Huons Co. Ltd.	3,997	81,923
	Huons Global Co. Ltd.	1,111	42,466
#	Hwa Shin Co. Ltd.	58,042	357,778

1155

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Hwaseung Enterprise Co. Ltd.	32,976	$117,777
	Hy-Lok Corp.	38,182	995,333
	Hyosung Corp.	13,733	1,218,275
#	Hyosung TNC Corp.	6,812	993,037
#	Hyundai BNG Steel Co. Ltd.	20,857	163,996
#	HYUNDAI Corp.	27,560	410,039
#	Hyundai Department Store Co. Ltd.	55,318	3,133,853
#	Hyundai Engineering & Construction Co. Ltd.	203,254	9,986,404
	HYUNDAI EVERDIGM Corp.	5,321	28,894
	Hyundai Futurenet Co. Ltd.	68,828	153,464
#	Hyundai GF Holdings	110,569	603,893
	Hyundai Glovis Co. Ltd.	98,719	13,047,109
	Hyundai Green Food	27,968	295,371
	Hyundai Home Shopping Network Corp.	13,094	483,157
*	Hyundai Marine & Fire Insurance Co. Ltd.	154,473	2,955,709
	Hyundai Mobis Co. Ltd.	119,829	26,498,680
	Hyundai Motor Co.	472,375	95,792,610
	Hyundai Motor Securities Co. Ltd.	94,830	579,950
	Hyundai Steel Co.	226,173	5,225,283
	Hyundai Wia Corp.	66,478	2,728,382
#	HyVision System, Inc.	16,750	189,911
#	Iljin Holdings Co. Ltd.	73,029	358,476
	Ilshin Spinning Co. Ltd.	52,768	445,355
	iM Financial Group Co. Ltd.	564,908	5,241,312
	iMarketKorea, Inc.	74,204	408,263
	InBody Co. Ltd.	2,986	60,096
	Industrial Bank of Korea	982,569	13,315,737
	Infinitt Healthcare Co. Ltd.	2,389	9,826
	Innocean Worldwide, Inc.	55,615	668,957
	InnoWireless Co. Ltd.	1,876	30,760
#	Innox Advanced Materials Co. Ltd.	26,785	461,868
*	Insun ENT Co. Ltd.	9,964	29,365
*	Interflex Co. Ltd.	14,044	90,918
#	INTOPS Co. Ltd.	41,391	469,013
	IS Dongseo Co. Ltd.	50,016	651,765

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Jahwa Electronics Co. Ltd.	34,278	$520,633
#	JB Financial Group Co. Ltd.	490,101	7,716,035
*	Jeil Pharmaceutical Co. Ltd.	3,558	35,925
	Jinsung T.E.C	11,631	106,508
#	Kangnam Jevisco Co. Ltd.	39,626	341,573
#	Kangwon Land, Inc.	203,625	2,410,745
	KB Financial Group, Inc. (KB US), ADR	1,733,675	141,155,740
#	KC Co. Ltd.	39,745	726,694
#	KCC Corp.	16,239	5,000,645
#	KCC Glass Corp.	32,352	589,007
#	KCTC	37,124	140,733
#	KG Chemical Corp.	103,009	351,533
	KG Dongbusteel	39,667	151,540
#	KG Eco Solution Co. Ltd.	36,361	144,486
*	KG Mobility Co.	22,066	59,005
#	Kginicis Co. Ltd.	41,834	301,048
	KGMobilians Co. Ltd.	8,172	28,303
	KH Vatec Co. Ltd.	29,680	260,868
	Kia Corp.	1,095,769	91,911,549
	KISCO Corp.	58,802	413,249
	KISCO Holdings Co. Ltd.	32,652	586,404
	KISWIRE Ltd.	63,149	791,142
#	KIWOOM Securities Co. Ltd.	42,594	8,847,328
#	Kolon Industries, Inc..	72,879	1,817,297
	Korea Airport Service Co. Ltd.	339	14,215
#	Korea Alcohol Industrial Co. Ltd.	63,030	413,177
#	Korea Asset In Trust Co. Ltd.	243,049	377,706
#*	Korea Circuit Co. Ltd.	45,019	649,322
	Korea Electric Terminal Co. Ltd.	30,397	1,318,153
	Korea Fuel-Tech Corp.	13,522	56,785
	Korea Investment Holdings Co. Ltd.	140,224	17,877,980
#*	Korea Line Corp.	575,587	757,954
#	Korea Movenex Co. Ltd.	128,248	357,093
#	Korea Petrochemical Ind Co. Ltd.	12,030	1,103,961
	Korea Petroleum Industries Co.	4,717	46,017

1156

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Real Estate Investment & Trust Co. Ltd.	191,742	$175,835
#	Korea United Pharm, Inc.	24,779	330,419
	Korean Air Lines Co. Ltd.	585,473	9,085,505
	Korean Reinsurance Co.	771,847	5,743,595
	KPX Chemical Co. Ltd.	10,070	338,209
	KSS LINE Ltd.	69,726	452,042
	KT Skylife Co. Ltd.	81,278	285,588
	KTCS Corp.	21,857	44,724
*	Kumho HT, Inc.	69,550	27,869
	Kumho Petrochemical Co. Ltd.	37,207	3,024,359
#*	Kumho Tire Co., Inc.	294,889	975,699
	Kwang Dong Pharmaceutical Co. Ltd.	82,074	328,733
#	Kyeryong Construction Industrial Co. Ltd.	29,553	356,631
#	Kyobo Securities Co. Ltd.	71,114	469,726
	Kyung Dong Navien Co. Ltd.	6,771	335,072
#	Kyungbang Co. Ltd.	28,974	135,596
	KZ Precision Corp.	31,617	333,457
*	LB Semicon, Inc.	60,307	209,888
	LF Corp.	58,445	748,793
#	LG Chem Ltd.	122,341	34,028,925
	LG Corp.	216,383	12,169,572
*	LG Display Co. Ltd. (LPL US), ADR	2,408,355	12,065,859
	LG Electronics, Inc.	430,226	26,387,146
#	LG H&H Co. Ltd.	16,842	3,357,992
*	LG HelloVision Co. Ltd.	137,018	234,432
	LG Innotek Co. Ltd.	43,308	7,305,730
	LG Uplus Corp.	902,742	9,649,948
*	LOT Vacuum Co. Ltd.	4,203	38,385
#	Lotte Chemical Corp.	48,824	2,418,718
#	Lotte Chilsung Beverage Co. Ltd.	12,708	1,027,681
#	Lotte Corp.	68,750	1,408,006
*	Lotte Data Communication Co.	423	6,150
#	LOTTE Fine Chemical Co. Ltd.	63,568	2,031,314
	Lotte Rental Co. Ltd.	24,380	500,906
	Lotte Shopping Co. Ltd.	31,584	1,441,299

		Shares	Value»
SOUTH KOREA — (Continued)
#	Lotte Wellfood Co. Ltd.	8,689	$694,545
#	LS Corp.	55,731	8,121,897
#*	LVMC Holdings	278,848	324,181
#	LX Hausys Ltd.	23,104	455,775
#	LX Holdings Corp.	160,312	916,983
	LX International Corp.	117,602	2,484,743
	LX Semicon Co. Ltd.	15,504	621,827
	Maeil Dairies Co. Ltd.	5,683	138,144
	Mcnex Co. Ltd.	4,275	93,226
*	MDS Tech, Inc.	64,611	69,432
	Mecaro Co. Ltd.	3,128	57,688
#	MegaStudy Co. Ltd.	26,278	207,733
	MegaStudyEdu Co. Ltd.	1,069	31,165
	META BIOMED Co. Ltd.	47,211	185,934
	Mgame Corp.	19,897	90,556
	Mi Chang Oil Industrial Co. Ltd.	4,014	306,675
*	Mirae Asset Life Insurance Co. Ltd.	222,091	1,366,628
#	Mirae Asset Securities Co. Ltd.	813,530	14,957,698
	Misto Holdings Corp.	43,711	1,127,463
	MK Electron Co. Ltd.	78,264	506,136
#*	MONAYONGPYONG	36,482	88,919
#	Myoung Shin Industrial Co. Ltd.	61,462	401,867
	Namhae Chemical Corp.	23,278	105,231
	Namuga Co. Ltd.	1,614	19,088
#	Namyang Dairy Products Co. Ltd.	15,691	566,795
	Nature Holdings Co. Ltd.	16,991	113,768
	NAVER Corp.	75,359	14,123,494
*	Neowiz	13,085	224,567
	Neowiz Holdings Corp.	11,651	188,329
*	Neptune Co.	21,278	88,010
Ω	Netmarble Corp.	37,956	1,438,339
	New Power Plasma Co. Ltd.	56,383	244,975
	Nexen Corp.	82,301	308,824
#	Nexen Tire Corp.	108,837	489,924
#	Nexteel Co. Ltd.	12,200	101,136
#	NH Investment & Securities Co. Ltd.	487,810	6,954,280
	NICE Holdings Co. Ltd.	47,084	458,219
	Nice Information & Telecommunication, Inc.	10,760	172,441

1157

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Nong Shim Holdings Co. Ltd.	9,266	$611,254
#	NongShim Co. Ltd.	11,140	3,406,276
	Noroo Holdings Co. Ltd.	5,769	93,290
	NOROO Paint & Coatings Co. Ltd.	43,552	258,539
	NOVAREX Co. Ltd.	21,936	262,352
	NPC	66,175	188,307
	OCI Co. Ltd.	17,992	744,668
	Orion Corp.	18,964	1,320,557
#	Orion Holdings Corp.	92,889	1,236,738
#*	Osung Advanced Materials Co. Ltd.	279,595	308,073
#	Otoki Corp.	4,520	1,231,684
	Pan Ocean Co. Ltd.	868,292	2,332,470
	Paradise Co. Ltd.	153,883	1,993,845
#	Partron Co. Ltd.	149,811	726,617
	PHA Co. Ltd.	33,179	271,397
#	Poongsan Corp.	79,221	6,092,787
#	Poongsan Holdings Corp.	42,592	1,154,601
	POSCO Holdings, Inc. (005490 KS)	58,373	12,695,793
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	551,375	30,116,102
#	POSCO Steeleon Co. Ltd.	6,325	170,855
	Protec Co. Ltd.	6,148	134,557
*	Refine Co. Ltd.	6,804	58,957
	Rorze Systems Corp.	10,423	81,365
*	Sajo Industries Co. Ltd.	1,771	59,992
	Sajodaerim Corp.	10,562	278,547
	Sam Young Electronics Co. Ltd.	31,048	232,933
	SAMHWA Paints Industrial Co. Ltd.	40,166	163,642
	Samji Electronics Co. Ltd.	19,061	166,439
#	Sammok S-Form Co. Ltd.	26,629	371,706
#	SAMPYO Cement Co. Ltd.	125,487	264,530
	Samsung C&T Corp.	169,373	26,803,487
#	Samsung Card Co. Ltd. (029780 KS)	89,930	3,124,236
	Samsung Electronics Co. Ltd. (005930 KS)	4,455,693	335,407,556
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	7,245	13,521,586

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Engineering Co. Ltd.	44,475	$808,568
#	Samsung Life Insurance Co. Ltd.	108,391	11,713,733
#	Samsung SDI Co. Ltd.	114,145	25,719,306
	Samsung SDS Co. Ltd.	29,096	3,732,019
	Samsung Securities Co. Ltd.	161,578	8,744,879
	SAMT Co. Ltd.	178,062	460,553
	Samwha Capacitor Co. Ltd.	15,192	359,054
	Samyang Corp.	8,892	308,640
#	Samyang Holdings Corp.	21,200	1,556,427
	Samyang Tongsang Co. Ltd.	2,690	97,624
#	SeAH Besteel Holdings Corp.	58,805	1,132,129
#	SeAH Holdings Corp.	4,354	366,544
	SeAH Steel Corp.	5,976	530,205
#	SeAH Steel Holdings Corp.	8,469	851,441
	Sebang Co. Ltd.	49,883	475,286
#	Sebang Global Battery Co. Ltd.	30,660	1,400,046
	Seegene, Inc.	15,963	283,127
#	Segyung Hitech Co. Ltd.	32,590	130,458
	Sejong Industrial Co. Ltd.	19,312	111,457
	Sekonix Co. Ltd.	10,575	40,983
	Seohee Construction Co. Ltd.	67,983	77,443
#*	Seoul Semiconductor Co. Ltd.	102,019	448,173
#	Seoyon Co. Ltd.	41,986	277,905
#	Seoyon E-Hwa Co. Ltd.	77,705	707,713
	SFA Engineering Corp.	7,150	123,937
	SGC Energy Co. Ltd.	22,681	359,339
	Shin Heung Energy & Electronics Co. Ltd.	46,505	177,871
	Shindaeyang Paper Co. Ltd.	33,740	291,210
	Shinhan Financial Group Co. Ltd. (055550 KS)	640,452	32,895,225
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	943,418	48,765,276

1158

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Shinsegae Information & Communication Co. Ltd.	17,699	$186,625
	Shinsegae International, Inc.	51,606	371,918
	Shinsegae, Inc.	25,513	3,109,566
	Shinyoung Securities Co. Ltd.	6,784	687,537
	Silla Co. Ltd.	23,707	148,897
	SIMPAC, Inc.	103,324	335,158
	Sindoh Co. Ltd.	4,217	125,827
#	SK Chemicals Co. Ltd.	10,773	477,365
	SK Discovery Co. Ltd.	54,122	2,252,904
*	SK Eternix Co. Ltd.	9,412	137,022
#	SK Gas Ltd.	7,256	1,325,847
*Ω	SK IE Technology Co. Ltd.	8,752	188,021
	SK Innovation Co. Ltd.	110,636	9,990,994
	SK Networks Co. Ltd.	455,894	1,451,205
	SK, Inc.	87,974	15,276,931
#	SL Corp.	64,890	1,648,739
#*	SNT Holdings Co. Ltd.	35,428	1,575,895
#	SNT Motiv Co. Ltd.	84,772	2,032,800
#*	S-Oil Corp.	117,577	5,918,136
	Solid, Inc.	23,835	134,194
	Songwon Industrial Co. Ltd.	46,414	312,387
	Soosan Industries Co. Ltd.	6,845	104,463
	Soulbrain Holdings Co. Ltd.	20,947	628,534
	Spigen Korea Co. Ltd.	5,048	78,976
	Suheung Co. Ltd.	11,240	210,869
	Sungshin Cement Co. Ltd.	71,955	473,521
#	Sungwoo Hitech Co. Ltd.	264,620	1,253,923
	Sunjin Co. Ltd.	26,062	181,976
*	Suprema, Inc.	7,249	171,579
	Systems Technology, Inc.	8,286	132,586
	Tae Kyung Industrial Co. Ltd.	64,197	227,783
#	Taekwang Industrial Co. Ltd.	1,368	769,367
	TAEKYUNG BK Co. Ltd.	7,381	24,695
#*	Taewoong Co. Ltd.	26,328	566,983
	Telechips, Inc.	15,310	149,538

		Shares	Value»
SOUTH KOREA — (Continued)
	TEMC Co. Ltd.	20,002	$130,718
#	TK Corp.	26,064	515,988
	TKG Huchems Co. Ltd.	19,087	239,289
*	Tongyang Life Insurance Co. Ltd.	83,184	394,834
	Tovis Co. Ltd.	19,209	201,820
#	TS Corp.	230,626	453,384
	TYM Corp.	72,457	302,047
	Uju Electronics Co. Ltd.	3,275	88,088
#	Unid Co. Ltd.	15,727	741,049
	Union Semiconductor Equipment & Materials Co. Ltd.	47,426	331,941
	Uniquest Corp.	18,792	101,064
	Unitrontech Co. Ltd.	33,809	142,818
#	Value Added Technology Co. Ltd.	14,519	223,428
	Vitzro Tech Co. Ltd.	2,997	18,517
#	Webzen, Inc.	27,614	233,682
#	Whanin Pharmaceutical Co. Ltd.	34,490	275,779
	WiSoL Co. Ltd.	47,525	188,334
*	Wonik Holdings Co. Ltd.	57,549	1,101,054
	Wonik Materials Co. Ltd.	21,064	478,005
#	Wonik QnC Corp.	33,500	548,095
	Woori Financial Group, Inc. (316140 KS)	2,136,473	38,032,843
	Worldex Industry & Trading Co. Ltd.	14,967	263,612
#	Y G-1 Co. Ltd.	61,716	219,319
	Young Poong Corp.	17,869	614,213
#	Youngone Corp.	114,742	4,652,507
#	Youngone Holdings Co. Ltd.	26,845	2,675,753
#	Yuanta Securities Korea Co. Ltd.	315,282	853,705
	YuHwa Securities Co. Ltd.	79,076	149,637
#	Zinus, Inc.	28,010	271,108

TOTAL SOUTH KOREA			1,614,679,318

TAIWAN — (20.5%)
	91APP, Inc.	28,000	65,556
	Abico Avy Co. Ltd.	542,735	877,394
#	Ability Enterprise Co. Ltd.	862,612	2,393,849

1159

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	AcBel Polytech, Inc.	2,583,000	$3,642,481
#	Acer, Inc.	9,361,109	9,120,766
#	ACES Electronic Co. Ltd.	564,778	1,257,811
*	Acme Electronics Corp.	23,000	21,759
*	Acon Holding, Inc.	173,000	46,272
	Acter Group Corp. Ltd.	96,000	2,396,269
#	Action Electronics Co. Ltd.	718,000	263,042
#	Actron Technology Corp.	151,000	681,013
	ADATA Technology Co. Ltd.	1,011,757	6,495,026
	Advanced Ceramic X Corp.	34,000	131,187
#	Advanced International Multitech Co. Ltd.	455,000	882,487
#	Advanced Power Electronics Corp.	164,000	542,976
	Advanced Wireless Semiconductor Co.	24,000	86,281
#	Advancetek Enterprise Co. Ltd.	744,000	850,256
#	AGV Products Corp.	1,869,211	625,529
#	AIC, Inc.	77,000	947,962
	Airoha Technology Corp.	23,000	372,395
	Airtac International Group	155,000	4,571,719
	Allied Circuit Co. Ltd.	11,863	65,486
#	Allied Supreme Corp.	96,000	769,318
#	Alltek Technology Corp.	585,120	607,114
	Alltop Technology Co. Ltd.	12,000	96,210
#	Alpha Networks, Inc.	1,039,086	1,092,092
#	Altek Corp.	1,819,080	2,919,581
	Amazing Microelectronic Corp.	18,000	58,326
#	Ambassador Hotel	1,232,000	1,719,518
	AMPACS Corp.	38,000	36,154
	Ampire Co. Ltd.	59,000	48,342
#	AMPOC Far-East Co. Ltd.	331,292	971,441
	AmTRAN Technology Co. Ltd.	1,974,756	899,747
#	Anji Technology Co. Ltd.	159,000	192,035
#	Apacer Technology, Inc.	522,210	1,750,449

		Shares	Value»
TAIWAN — (Continued)
#	APAQ Technology Co. Ltd.	45,000	$269,066
#	Apex Biotechnology Corp.	281,000	300,215
#*	Apex International Co. Ltd.	688,794	464,800
	Apex Science & Engineering	401,633	143,485
	ARBOR Technology Corp.	39,000	51,609
	Arcadyan Technology Corp.	625,000	4,084,470
	Ardentec Corp.	2,214,058	6,709,238
	ARES International Corp.	24,000	39,478
#	Argosy Research, Inc.	167,000	993,020
	Arizon RFID Technology Cayman Co. Ltd.	13,000	59,331
#	ASE Technology Holding Co. Ltd.	13,730,000	109,850,448
	Asia Cement Corp.	7,757,589	9,143,446
	Asia Electronic Material Co. Ltd.	91,000	67,851
#	Asia Optical Co., Inc.	736,000	3,733,005
#	Asia Polymer Corp.	2,200,530	896,138
#	Asia Tech Image, Inc.	120,000	296,798
	ASMedia Technology, Inc.	70,000	3,268,355
	ASolid Technology Co. Ltd.	12,000	30,631
	ASROCK, Inc.	141,000	1,466,789
	Asustek Computer, Inc.	2,160,000	48,797,635
#	ATE Energy International Co. Ltd.	201,000	195,869
	Aten International Co. Ltd.	7,000	13,775
	Audix Corp.	399,332	838,067
	AUO Corp. (AUOTY US), Sponsored ADR	3,009,242	11,916,598
#	Avalue Technology, Inc.	166,000	599,910
#	Axiomtek Co. Ltd.	267,000	711,140
#	Azurewave Technologies, Inc.	221,000	522,971
#	Bank of Kaohsiung Co. Ltd.	4,188,320	1,647,275
#	Baotek Industrial Materials Ltd.	120,000	194,631

1160

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Basso Industry Corp..	452,000	$478,851
#	BenQ Materials Corp.	647,000	436,717
#*	BES Engineering Corp.	7,377,443	3,672,301
#*	Bin Chuan Enterprise Co. Ltd.	239,000	516,153
	B’in Live Co. Ltd.	17,000	43,447
#*	Biostar Microtech International Corp.	668,055	493,338
#	Bioteque Corp.	39,000	156,009
#	Bizlink Holding, Inc.	548,505	24,654,370
	Bonny Worldwide Ltd.	8,000	40,328
#	Bright Led Electronics Corp.	479,000	318,344
#	Brightek Optoelectronic Co. Ltd.	68,000	91,681
	Brighton-Best International Taiwan, Inc.	359,000	390,892
#	Brillian Network & Automation Integrated System Co. Ltd.	79,000	608,480
	Brogent Technologies, Inc.	5,000	15,440
*	Cameo Communications, Inc.	386,712	125,610
	Capital Futures Corp.	162,766	261,600
	Capital Securities Corp.	7,557,158	5,995,901
#	Castles Technology Co. Ltd.	146,000	336,775
	Caswell, Inc.	112,000	305,414
#	Catcher Technology Co. Ltd.	1,263,000	8,144,132
#	Cathay Chemical Works	272,000	397,137
	Cathay Consolidated, Inc.	14,000	36,799
#	Cathay Financial Holding Co. Ltd.	26,941,201	55,910,852
	Cathay Real Estate Development Co. Ltd.	2,926,694	2,169,824
#*	CCP Contact Probes Co. Ltd.	42,334	74,380
#	Celxpert Energy Corp.	334,304	441,584
	Cenra, Inc.	621,632	686,319
#	Central Reinsurance Co. Ltd.	1,172,148	934,689

		Shares	Value»
TAIWAN — (Continued)
	Century Iron & Steel Industrial Co. Ltd.	539,000	$2,681,302
#	Chailease Holding Co. Ltd.	4,532,019	15,148,604
*	ChainQui Construction Development Co. Ltd.	469,393	225,460
#	Champion Building Materials Co. Ltd.	1,207,445	356,513
	Chang Hwa Commercial Bank Ltd.	17,626,698	11,336,337
	Chang Wah Electromaterials, Inc.	735,000	1,079,288
	Chang Wah Technology Co. Ltd.	212,000	277,211
#	Channel Well Technology Co. Ltd.	511,000	1,280,096
	Charoen Pokphand Enterprise	659,600	2,936,647
#	CHC Healthcare Group	551,000	771,540
	CHC Resources Corp.	63,000	143,888
#	Chen Full International Co. Ltd.	303,000	393,012
	Cheng Fwa Industrial Co. Ltd.	35,000	24,360
#	Cheng Loong Corp.	4,390,659	2,437,712
#*	Cheng Mei Materials Technology Corp.	822,880	366,116
#	Cheng Shin Rubber Industry Co. Ltd.	6,434,000	6,670,005
#	Cheng Uei Precision Industry Co. Ltd.	1,237,635	1,978,715
#	Chenming Electronic Technology Corp.	189,000	758,662
	Chia Chang Co. Ltd.	481,000	647,231
#	Chia Hsin Cement Corp.	2,597,114	1,092,084
#	Chicony Electronics Co. Ltd.	1,331,000	5,613,009
#	Chicony Power Technology Co. Ltd.	520,000	1,520,818
	Chien Kuo Construction Co. Ltd.	712,637	602,273
	Chien Shing Harbour Service Co. Ltd.	24,496	34,270

1161

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	China Airlines Ltd.	13,804,353	$8,949,474
#	China Bills Finance Corp.	3,423,000	1,852,989
	China Container Terminal Corp.	105,000	87,023
	China Ecotek Corp.	53,000	95,255
	China Electric Manufacturing Corp.	959,432	393,922
#	China General Plastics Corp.	693,585	249,954
#	China Glaze Co. Ltd..	346,799	207,002
#*	China Man-Made Fiber Corp.	6,645,014	1,348,349
#	China Metal Products	1,365,969	1,165,108
#	China Motor Corp.	938,099	1,775,612
#*	China Petrochemical Development Corp.	11,311,068	2,754,585
#	China Steel Chemical Corp.	322,000	852,040
#	China Steel Corp.	26,230,320	15,827,478
	China Steel Structure Co. Ltd.	7,000	9,357
	China Wire & Cable Co. Ltd.	444,600	550,912
#	Chinese Maritime Transport Ltd.	357,270	663,337
#	Ching Feng Home Fashions Co. Ltd.	126,752	81,406
#	Chin-Poon Industrial Co. Ltd.	1,810,815	1,925,826
	Chipbond Technology Corp.	2,216,000	4,288,527
	ChipMOS Technologies, Inc. (8150 TT)	2,151,085	2,262,952
	ChipMOS Technologies, Inc. (IMOS US), ADR	16,133	343,466
#	Chlitina Holding Ltd.	128,000	415,688
	Chong Hong Construction Co. Ltd.	585,000	1,496,292
	Chun YU Works & Co. Ltd.	848,750	434,226
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,444,793
#	Chung Hwa Chemical Industrial Works Ltd.	80,000	91,260
#*	Chung Hwa Pulp Corp.	1,469,353	596,093

		Shares	Value»
TAIWAN — (Continued)
*††	Chung Shing Textile Co.	600	$0
#	Chung Tai Resource Technology Corp.	30,000	96,751
	Chung-Hsin Electric & Machinery Manufacturing Corp.	963,000	4,780,832
	Chunghwa Precision Test Tech Co. Ltd.	4,000	208,330
	Chyang Sheng Texing Co. Ltd.	167,000	92,218
	Cleanaway Co. Ltd. (8422 TT)	242,000	1,900,570
	Clevo Co.	1,295,000	1,662,108
#	CMC Magnetics Corp.	2,090,019	618,541
#	Collins Co. Ltd.	658,224	291,577
#	Compal Electronics, Inc.	16,160,332	17,268,157
	Compeq Manufacturing Co. Ltd.	4,826,000	13,639,454
	Complex Micro Interconnection Co. Ltd.	33,000	41,828
	Compucase Enterprise	236,000	763,051
	Concord Securities Co. Ltd.	2,472,244	1,022,748
#	Continental Holdings Corp.	2,142,540	1,507,118
#	Contrel Technology Co. Ltd.	548,000	700,015
#	Coremax Corp.	224,000	466,674
#	Coretronic Corp.	1,471,800	4,173,298
#	Creative Sensor, Inc.	161,000	278,474
#	Crowell Development Corp.	144,150	144,725
	Cryomax Cooling System Corp.	44,926	58,509
	CTBC Financial Holding Co. Ltd.	57,326,073	77,853,522
#	CTCI Corp.	2,103,775	2,085,522
	CviLux Corp.	280,000	744,720
#	Cyberlink Corp.	141,000	429,297
	CyberPower Systems, Inc.	147,000	1,139,536
#*	CyberTAN Technology, Inc.	799,000	689,922
	DA CIN Construction Co. Ltd.	1,306,063	2,783,859

1162

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Da-Li Development Co. Ltd.	864,392	$1,384,132
#	Darfon Electronics Corp.	698,000	815,487
	Darwin Precisions Corp.	1,303,671	473,437
	De Licacy Industrial Co. Ltd.	174,222	61,615
	Delpha Construction Co. Ltd.	233,000	224,017
#	Depo Auto Parts Ind Co. Ltd.	538,000	2,383,335
#	DFI, Inc.	62,000	137,265
#	Dimerco Express Corp.	367,000	959,453
#	D-Link Corp.	1,414,068	764,195
	Donpon Precision, Inc.	123,200	190,376
	Drewloong Precision, Inc.	45,331	222,863
	Dyaco International, Inc.	20,000	14,780
#	Dynamic Holding Co. Ltd.	934,873	2,717,288
#	Dynapack International Technology Corp.	750,000	7,447,297
	E Ink Holdings, Inc.	647,000	4,444,835
	E.Sun Financial Holding Co. Ltd.	28,071,982	27,116,003
#	Eastech Holding Ltd.	158,000	557,922
	Eastern Media International Corp.	873,090	584,898
#	Eclat Textile Co. Ltd.	362,000	4,811,166
#	eCloudvalley Digital Technology Co. Ltd.	36,000	83,781
	ECOVE Environment Corp.	11,000	103,353
	Edimax Technology Co. Ltd.	58,000	37,165
	Edison Opto Corp.	372,250	216,105
#*	Edom Technology Co. Ltd.	988,350	1,214,249
#	Elan Microelectronics Corp.	632,000	2,538,266
	E-Lead Electronic Co. Ltd.	106,000	151,596
#	Elitegroup Computer Systems Co. Ltd.	888,395	583,799
	Emerging Display Technologies Corp.	407,000	272,677
††	ENG Electric Co. Ltd.	11,999	53

		Shares	Value»
TAIWAN — (Continued)
	Ennoconn Corp.	411,599	$3,900,620
#	Ennostar, Inc.	2,220,210	2,468,116
#	EnTie Commercial Bank Co. Ltd.	2,417,232	1,035,997
	EOI Investment Holdings Co. Ltd.	168,000	103,016
*	Epileds Technologies, Inc.	139,000	87,647
#	Episil-Precision, Inc.	86,000	156,287
#	Eris Technology Corp.	10,000	52,905
#	Eson Precision Ind Co. Ltd.	435,000	1,164,788
#	Eternal Materials Co. Ltd.	2,553,487	3,382,746
#	Eurocharm Holdings Co. Ltd.	73,000	293,429
	Eva Airways Corp.	11,359,355	13,334,364
*	Everest Textile Co. Ltd.	1,630,813	300,057
	Evergreen Aviation Technologies Corp.	356,000	1,710,189
	Evergreen International Storage & Transport Corp.	1,294,500	2,408,495
#	Evergreen Marine Corp. Taiwan Ltd.	3,931,658	24,663,753
	EVERGREEN Steel Corp.	706,000	2,437,654
#	Everlight Chemical Industrial Corp.	1,197,950	727,396
	Everlight Electronics Co. Ltd.	2,218,000	4,217,883
#	Evertop Wire Cable Corp.	545,000	600,673
#	Excelsior Medical Co. Ltd.	632,465	1,745,595
	Far Eastern Department Stores Ltd.	4,119,445	2,895,827
	Far Eastern International Bank	14,059,848	5,775,798
	Far Eastern New Century Corp.	13,016,528	11,201,244
	Far EasTone Telecommunications Co. Ltd.	5,093,397	15,296,231
	Farglory F T Z Investment Holding Co. Ltd.	499,655	786,822
#	Farglory Land Development Co. Ltd.	1,375,264	2,409,491

1163

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Feedback Technology Corp.	143,127	$501,156
#	Feng Hsin Steel Co. Ltd.	415,000	853,637
#	Feng TAY Enterprise Co. Ltd.	552,000	2,184,900
*	FineMat Applied Materials Co. Ltd.	27,000	30,767
	First Financial Holding Co. Ltd.	30,402,651	28,200,302
	First Hotel	974,857	410,486
#	First Insurance Co. Ltd.	1,400,064	1,196,128
*	First Steamship Co. Ltd.	2,874,042	538,093
#	FIT Holding Co. Ltd.	315,150	379,302
	Fitipower Integrated Technology, Inc.	359,550	1,771,820
#	Flytech Technology Co. Ltd.	307,000	1,058,469
#	FocalTech Systems Co. Ltd.	636,000	1,217,664
	Forcecon Tech Co. Ltd.	224,057	794,785
#	Forest Water Environment Engineering Co. Ltd.	150,052	196,301
#	Formosa Advanced Technologies Co. Ltd.	941,000	1,157,897
#	Formosa Chemicals & Fibre Corp.	7,606,000	7,197,124
#	Formosa Laboratories, Inc.	492,478	990,815
	Formosa Oilseed Processing Co. Ltd.	39,035	38,815
	Formosa Optical Technology Co. Ltd.	27,000	85,745
	Formosa Petrochemical Corp.	2,453,000	3,566,540
#	Formosa Plastics Corp.	9,055,000	11,189,678
#	Formosa Sumco Technology Corp.	186,000	600,871
	Formosa Taffeta Co. Ltd.	3,132,511	1,515,143
#	Formosan Rubber Group, Inc.	1,162,761	897,477
#	Formosan Union Chemical Corp.	1,809,843	978,288

		Shares	Value»
TAIWAN — (Continued)
	Founding Construction & Development Co. Ltd.	1,012,418	$490,282
	Foxconn Technology Co. Ltd.	2,465,142	5,698,292
	Foxsemicon Integrated Technology, Inc.	291,000	3,487,761
#	Franbo Lines Corp.	600,392	420,784
	Froch Enterprise Co. Ltd.	1,037,734	468,439
#	FSP Technology, Inc..	810,292	1,592,475
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	248,097	157,434
#	Fu Hua Innovation Co. Ltd.	1,819,914	1,158,288
	Fubon Financial Holding Co. Ltd.	25,450,476	75,322,369
#	Fulgent Sun International Holding Co. Ltd.	517,623	1,610,918
	Fullerton Technology Co. Ltd.	402,200	307,371
#*	Fulltech Fiber Glass Corp.	1,326,833	3,105,098
	Fusheng Precision Co. Ltd.	300,000	2,359,572
#	Fwusow Industry Co. Ltd.	1,282,429	568,586
#	G Shank Enterprise Co. Ltd.	809,107	2,524,762
#	Gamania Digital Entertainment Co. Ltd.	456,000	879,208
	Gemtek Technology Corp.	1,441,962	1,224,178
*	General Interface Solution GIS Holding Ltd.	891,000	1,426,965
	Generalplus Technology, Inc.	213,000	270,561
	Genesys Logic, Inc.	69,000	240,876
	Genius Electronic Optical Co. Ltd.	316,000	4,293,860
	GeoVision, Inc.	95,000	142,488
	Getac Holdings Corp.	1,199,065	5,371,301
#	Giant Manufacturing Co. Ltd.	912,000	3,004,710
#*	Giantplus Technology Co. Ltd.	1,729,100	667,425

1164

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Gigabyte Technology Co. Ltd.	1,568,287	$14,217,053
#	Global Brands Manufacture Ltd.	1,584,468	5,992,468
	Global Lighting Technologies, Inc.	167,000	226,401
	Global Mixed Mode Technology, Inc.	176,000	1,331,200
#	Global PMX Co. Ltd.	166,000	767,513
#	Global View Co. Ltd.	28,000	55,032
#	Globalwafers Co. Ltd.	722,000	11,870,378
#	Globe Union Industrial Corp.	919,126	307,388
#	Gloria Material Technology Corp.	1,886,116	2,083,185
#	GMI Technology, Inc.	66,143	83,551
	Golden Long Teng Development Co. Ltd.	93,000	83,163
	Goldsun Building Materials Co. Ltd.	4,517,171	5,310,773
	Good Will Instrument Co. Ltd.	269,746	499,277
#	Gordon Auto Body Parts	421,000	433,486
#	Gourmet Master Co. Ltd.	352,000	798,404
#	Grand Fortune Securities Co. Ltd.	1,169,929	452,053
#*	Grand Pacific Petrochemical	3,619,018	1,211,907
#	Grape King Bio Ltd.	294,000	1,179,913
#	Great China Metal Industry	842,000	550,310
	Great Tree Pharmacy Co. Ltd.	40,000	143,569
	Great Wall Enterprise Co. Ltd.	2,486,236	4,199,096
	Greatek Electronics, Inc.	809,000	1,849,958
#	Group Up Industrial Co. Ltd.	113,000	1,019,889
#	GTM Holdings Corp.	622,900	614,539
	Hannstar Board Corp.	1,500,048	4,588,437
*	HannStar Display Corp.	4,952,435	1,148,248
*	HannsTouch Holdings Co.	1,049,001	218,123
#	Hanpin Electron Co. Ltd.	334,000	499,071
#*	Harvatek Corp.	770,553	506,534
	Heran Co. Ltd.	12,000	24,841
	Hey Song Corp.	1,745,500	2,118,283
	Hi-Clearance, Inc.	4,296	19,215

		Shares	Value»
TAIWAN — (Continued)
	Highlight Tech Corp.	43,600	$62,304
††	High-Tek Harness Enterprise Co. Ltd.	179,000	8,676
#	Highwealth Construction Corp..	4,416,258	5,593,307
	Hi-Lai Foods Co. Ltd.	25,000	130,029
	HIM International Music, Inc.	4,000	12,160
*	Hitron Technology, Inc.	219,000	172,500
#	Hiwin Technologies Corp.	696,000	5,025,206
#	Hiyes International Co. Ltd.	159,651	433,565
#	Ho Tung Chemical Corp.	4,467,475	1,189,742
#	Hocheng Corp.	1,185,066	688,709
#	Holdings-Key Electric Wire & Cable Co. Ltd.	371,699	537,461
	Holiday Entertainment Co. Ltd.	23,000	45,326
#	Holy Stone Enterprise Co. Ltd.	432,800	1,601,244
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	40,490,192	336,772,374
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	880,638
	Hong TAI Electric Industrial	1,279,000	1,635,021
#	Horizon Securities Co. Ltd.	354,820	125,615
#	Hota Industrial Manufacturing Co. Ltd.	672,000	1,295,277
#	Hotai Finance Co. Ltd.	313,000	626,439
	Hotai Motor Co. Ltd.	32,000	586,669
#	Hsin Kuang Steel Co. Ltd.	800,000	1,031,638
#	Hsing TA Cement Co.	862,614	433,850
	Hu Lane Associate, Inc.	327,626	1,399,933
#	HUA ENG Wire & Cable Co. Ltd.	362,000	387,417
	Hua Nan Financial Holdings Co. Ltd.	23,227,604	22,037,800
#	Hua Yu Lien Development Co. Ltd.	204,525	413,276

1165

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Huaku Development Co. Ltd.	1,040,655	$3,520,137
#	Huang Hsiang Construction Corp..	424,947	569,056
#	Hung Ching Development & Construction Co. Ltd.	857,468	759,942
	Hung Sheng Construction Ltd.	1,724,269	1,194,385
#	Huxen Corp.	173,281	272,715
#	Hwa Fong Rubber Industrial Co. Ltd.	455,000	223,325
#	Hwacom Systems, Inc.	414,000	328,110
#	Ibase Technology, Inc.	122,000	193,894
	IBF Financial Holdings Co. Ltd.	13,768,262	6,817,655
#	Ichia Technologies, Inc.	1,160,260	1,912,962
#	IEI Integration Corp.	500,200	1,086,807
#	Infortrend Technology, Inc.	729,000	541,928
	Info-Tek Corp.	54,000	64,060
	Innodisk Corp.	169,311	2,363,293
	Innolux Corp.	18,643,431	8,029,444
#	Inpaq Technology Co. Ltd.	348,930	982,866
#	Integrated Service Technology, Inc.	240,203	860,183
*	IntelliEPI, Inc.	5,000	25,346
#	Interactive Digital Technologies, Inc.	40,000	96,205
*	International CSRC Investment Holdings Co.	2,975,166	988,249
#	Inventec Corp.	7,953,277	11,803,861
#	Iron Force Industrial Co. Ltd.	190,420	587,411
	ITE Technology, Inc.	437,479	1,849,633
#	ITEQ Corp.	711,000	2,691,962
#	Jarllytec Co. Ltd.	111,725	355,329
#	Jean Co. Ltd.	531,709	440,400
	Jetway Information Co. Ltd.	33,000	57,495
#	Jia Wei Lifestyle, Inc.	130,200	168,510
#	Jiin Yeeh Ding Enterprise Co. Ltd.	231,000	482,307
#	Jinan Acetate Chemical Co. Ltd.	2,016,000	3,945,158
#	Jochu Technology Co. Ltd.	42,000	65,312

		Shares	Value»
TAIWAN — (Continued)
	Johnson Health Tech Co. Ltd.	71,000	$367,680
#	JPC connectivity, Inc.	173,000	934,962
	JPP Holding Co. Ltd.	72,000	741,325
	JSL Construction & Development Co. Ltd.	31,000	51,368
#	K Laser Technology, Inc.	785,601	398,098
#	Kaimei Electronic Corp.	351,400	1,067,571
#	Kedge Construction Co. Ltd.	205,481	586,902
	Kenda Rubber Industrial Co. Ltd.	1,507,409	981,562
	Kent Industrial Co. Ltd.	18,000	14,582
	Kerry TJ Logistics Co. Ltd.	206,000	225,178
#	Keystone Microtech Corp.	45,000	618,536
	KGI Financial Holding Co. Ltd.	52,866,127	27,270,541
#	KHGEARS International Ltd.	105,000	592,336
#	Kindom Development Co. Ltd.	2,075,700	2,244,629
#	King Chou Marine Technology Co. Ltd.	301,100	501,697
	King Polytechnic Engineering Co. Ltd.	122,100	180,574
	King Yuan Electronics Co. Ltd.	3,451,805	24,202,056
#*	King’s Town Construction Co. Ltd.	393,380	533,007
#*	Kinko Optical Co. Ltd.	572,756	852,292
#	Kinpo Electronics	5,886,375	4,331,784
	Kinsus Interconnect Technology Corp.	1,359,000	5,997,898
#	KMC Kuei Meng International, Inc.	130,000	380,360
#	KS Terminals, Inc.	419,000	681,702
	Kuen Ling Machinery Refrigerating Co. Ltd.	8,000	10,112
#	Kung Long Batteries Industrial Co. Ltd.	119,000	469,768
#*	Kung Sing Engineering Corp.	2,211,875	832,984

1166

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Kuo Toong International Co. Ltd.	791,808	$1,484,019
	Kwong Fong Industries Corp.	481,649	177,623
	Kwong Lung Enterprise Co. Ltd.	338,000	525,411
#	L&K Engineering Co. Ltd.	426,303	6,594,963
#	La Kaffa International Co. Ltd.	11,000	26,506
*	LAN FA Textile	985,713	383,153
#	Lanner Electronics, Inc.	337,000	880,888
#	Largan Precision Co. Ltd. (3008 TT)	329,000	23,613,707
#	Laser Tek Taiwan Co. Ltd.	129,000	216,696
#	Laster Tech Co. Ltd.	397,172	268,177
	Leadtrend Technology Corp.	22,000	34,350
#*	Lealea Enterprise Co. Ltd.	3,801,898	804,580
#	LEE CHI Enterprises Co. Ltd.	891,900	341,813
#	Lelon Electronics Corp.	395,000	1,393,575
#	Lemtech Holdings Co. Ltd.	132,300	343,429
	Leo Systems, Inc.	50,000	57,775
*	Leofoo Development Co. Ltd.	148,000	81,046
*	Li Peng Enterprise Co. Ltd.	2,274,381	410,195
	Lian HWA Food Corp.	18,000	64,821
#	Lien Hwa Industrial Holdings Corp.	2,175,539	3,412,792
#	Lingsen Precision Industries Ltd.	1,924,480	1,284,587
	Lion Travel Service Co. Ltd.	251,000	1,279,650
	Lite-On Technology Corp.	6,635,738	38,497,141
#	Liton Technology Corp.	106,000	164,266
*	Long Bon International Co. Ltd.	240,880	115,135
#	Long Da Construction & Development Corp.	604,000	560,000
#*	Longchen Paper & Packaging Co. Ltd.	4,007,859	1,218,813
#	Longwell Co.	670,000	4,075,554

		Shares	Value»
TAIWAN — (Continued)
	Lotes Co. Ltd.	101,000	$4,503,156
	Lotus Pharmaceutical Co. Ltd.	558,000	5,353,070
	Loyalty Founder Enterprise Co. Ltd.	164,000	159,967
#	Lucky Cement Corp.	775,000	376,681
#	Lumax International Corp. Ltd.	215,000	690,820
*	Lung Yen Life Service Corp.	186,000	314,406
	Lungteh Shipbuilding Co. Ltd.	99,000	385,547
#	Macauto Industrial Co. Ltd.	109,000	210,790
#	Macnica Galaxy, Inc.	9,000	25,673
*	Macronix International Co. Ltd.	6,977,605	7,034,362
	Magnate Technology Co. Ltd.	17,000	23,428
	Makalot Industrial Co. Ltd.	337,000	2,940,297
#	Marketech International Corp.	220,000	1,749,706
#	Materials Analysis Technology, Inc.	147,000	968,369
#	Mayer Steel Pipe Corp.	716,947	554,538
#	Maywufa Co. Ltd.	182,070	129,050
	MediaTek, Inc.	288,000	12,213,914
	Mega Financial Holding Co. Ltd.	20,752,717	27,283,486
#	Megaforce Co. Ltd.	152,000	203,942
#	Mercuries & Associates Holding Ltd.	2,348,771	1,091,225
#	Mercuries Data Systems Ltd.	141,000	116,953
*	Mercuries Life Insurance Co. Ltd.	3,940,589	926,474
	Merida Industry Co. Ltd.	665,000	2,155,138
#	Merry Electronics Co. Ltd.	847,245	2,815,022
#	METAAGE Corp.	221,000	373,111
#	Micro-Star International Co. Ltd.	1,734,000	6,146,874
#	Mildef Crete, Inc.	142,000	494,157
#	MIN AIK Technology Co. Ltd.	293,600	209,690
#	Mitac Holdings Corp.	2,813,450	9,081,693
#	Motech Industries, Inc.	932,000	514,219
#	MSSCORPS Co. Ltd.	135,019	748,927

1167

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Nak Sealing Technologies Corp.	92,000	$318,006
#	Namchow Holdings Co. Ltd.	481,000	605,209
#	Nan Kang Rubber Tire Co. Ltd.	751,030	882,703
	Nan Pao Resins Chemical Co. Ltd.	183,000	2,180,428
*	Nan Ren Lake Leisure Amusement Co. Ltd.	135,739	43,802
#	Nan Ya Plastics Corp.	11,459,000	15,419,259
#	Nan Ya Printed Circuit Board Corp.	631,000	5,914,356
	Nang Kuang Pharmaceutical Co. Ltd.	171,000	215,917
#	Nantex Industry Co. Ltd.	508,000	368,045
#*	Nanya Technology Corp.	3,078,000	13,144,583
#	National Aerospace Fasteners Corp.	94,000	328,184
	Netronix, Inc.	25,000	109,286
*	New Asia Construction & Development Corp.	394,000	189,357
#	Nichidenbo Corp.	589,000	1,725,161
	Nien Hsing Textile Co. Ltd.	470,061	253,641
	Nien Made Enterprise Co. Ltd.	210,000	2,515,763
#	Niko Semiconductor Co. Ltd.	180,525	331,214
#	Nishoku Technology, Inc.	201,000	828,458
	North-Star International Co. Ltd.	108,000	92,799
	Nova Technology Corp.	56,000	312,731
#	Novatek Microelectronics Corp.	493,000	6,281,379
	Nuvoton Technology Corp.	347,000	692,127
	O-Bank Co. Ltd.	3,349,604	985,512
	Ocean Plastics Co. Ltd.	70,000	81,898
	Optimax Technology Corp.	241,000	156,972
	Orient Semiconductor Electronics Ltd.	1,115,670	1,751,896

		Shares	Value»
TAIWAN — (Continued)
#*	Oriental Union Chemical Corp.	948,000	$368,127
	O-TA Precision Industry Co. Ltd.	6,000	14,478
#	Pacific Construction Co.	1,552,452	480,835
#	Paiho Shih Holdings Corp.	368,335	298,123
#	Pan German Universal Motors Ltd.	59,000	556,643
	Pan Jit International, Inc.	1,024,100	2,795,669
#	Pan-International Industrial Corp.	2,067,444	3,755,646
	Panion & BF Biotech, Inc.	5,000	10,762
	Parade Technologies Ltd.	207,000	4,560,668
#	Parpro Corp.	28,000	47,835
*	PChome Online, Inc.	564,061	638,177
#	PCL Technologies, Inc.	198,000	766,227
	Pegatron Corp.	8,508,998	20,470,845
#	Pegavision Corp.	131,000	1,449,009
#	PharmaEngine, Inc.	148,000	341,923
#*	Phihong Technology Co. Ltd.	78,000	77,116
	Phison Electronics Corp.	394,000	13,583,633
	Phoenix Silicon International Corp.	257,000	1,438,361
	Phoenix Tours International, Inc.	49,350	82,869
	Pixart Imaging, Inc.	422,000	3,167,767
#	Posiflex Technology, Inc.	133,000	931,834
	Pou Chen Corp.	8,449,550	8,039,685
#*	Powerchip Semiconductor Manufacturing Corp.	2,930,000	2,974,198
	Powertech Technology, Inc.	2,576,000	14,389,932
	President Securities Corp.	4,623,589	3,555,996
	Primax Electronics Ltd.	1,899,000	5,109,645
	Prince Housing & Development Corp.	3,502,018	1,014,862
	Promate Electronic Co. Ltd.	592,793	913,178

1168

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Prosperity Dielectrics Co. Ltd.	277,000	$528,230
	Qisda Corp.	4,562,620	4,584,642
#	QST International Corp.	210,858	290,926
	Qualipoly Chemical Corp.	290,593	1,705,895
	Quang Viet Enterprise Co. Ltd.	35,410	88,862
#	Quanta Computer, Inc.	380,000	3,685,327
#	Quanta Storage, Inc.	583,000	2,008,536
#*	Quintain Steel Co. Ltd.	1,325,247	375,367
	Radiant Opto-Electronics Corp.	1,869,000	8,006,120
#	Radium Life Tech Co. Ltd.	2,274,543	812,376
#	Raydium Semiconductor Corp.	180,000	1,422,460
#	Rechi Precision Co. Ltd.	1,099,000	824,054
#	Rexon Industrial Corp. Ltd.	370,000	331,394
#	Rich Development Co. Ltd.	2,050,175	564,532
	RiTdisplay Corp.	63,464	68,134
*	Ritek Corp.	2,442,449	789,892
	Ruentex Development Co. Ltd.	3,708,900	3,592,506
	Ruentex Industries Ltd.	742,385	1,295,127
	Run Long Construction Co. Ltd.	549,000	677,700
#	Sakura Development Co. Ltd.	309,600	483,616
	Sampo Corp.	1,886,340	1,508,389
#	San Fang Chemical Industry Co. Ltd.	341,000	342,558
	San Fu Chemical Co. Ltd.	26,000	91,582
	San Lien Technology Corp. Ltd.	15,000	40,223
	Sanyang Motor Co. Ltd.	1,694,624	3,325,117
#	Savior Lifetec Corp.	560,000	311,133
#	ScinoPharm Taiwan Ltd.	301,000	171,361
#	SciVision Biotech, Inc.	68,000	198,188

		Shares	Value»
TAIWAN — (Continued)
#	SDI Corp.	390,000	$1,078,997
	Sea Sonic Electronics Co. Ltd.	71,000	158,799
	Senao International Co. Ltd.	33,000	31,126
#	Senao Networks, Inc.	76,000	374,928
	Sensortek Technology Corp.	14,000	86,424
	Sercomm Corp.	792,000	2,538,263
	Sesoda Corp.	787,279	772,196
	Shanghai Commercial & Savings Bank Ltd.	8,042,566	10,353,243
	Sharehope Medicine Co. Ltd.	271,191	214,221
#	Sheng Yu Steel Co. Ltd.	611,000	420,726
#	ShenMao Technology, Inc.	283,000	929,651
	Shieh Yih Machinery Industry Co. Ltd.	169,000	117,370
#	Shih Her Technologies, Inc.	279,069	1,567,838
*	Shih Wei Navigation Co. Ltd.	1,375,271	782,582
#	Shihlin Electric & Engineering Corp.	461,000	2,979,667
#	Shin Ruenn Development Co. Ltd.	162,776	308,168
#	Shin Zu Shing Co. Ltd.	445,517	3,041,601
*	Shining Building Business Co. Ltd.	206,368	60,723
	Shinkong Insurance Co. Ltd.	763,412	2,790,928
#	Shinkong Synthetic Fibers Corp.	6,366,754	2,759,598
#	Shinkong Textile Co. Ltd.	163,000	299,283
#	Shiny Chemical Industrial Co. Ltd.	101,000	478,126
*	Shuttle, Inc.	1,323,015	795,755
	Sigurd Microelectronics Corp.	2,351,231	7,954,816
#	Silergy Corp.	571,000	4,108,225
	Silitech Technology Corp.	20,000	22,801
	Simplo Technology Co. Ltd.	472,000	5,372,922
	Sinbon Electronics Co. Ltd.	607,000	4,160,232

1169

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sincere Navigation Corp.	1,085,242	$852,417
	Singatron Enterprise Co. Ltd.	25,000	24,865
#	Sinmag Equipment Corp.	27,000	118,053
	Sino-American Silicon Products, Inc.	1,492,000	6,037,398
#	Sinon Corp.	1,847,877	2,563,241
	SinoPac Financial Holdings Co. Ltd.	48,999,196	40,786,587
#	Sinopower Semiconductor, Inc.	69,000	240,909
	Sinphar Pharmaceutical Co. Ltd.	374,682	392,011
	Sinyi Realty, Inc.	256,000	188,527
#	Sirtec International Co. Ltd.	285,200	233,525
	Sitronix Technology Corp.	303,000	1,968,729
#	Siward Crystal Technology Co. Ltd.	740,875	542,050
	Sixxon Tech Co. Ltd.	3,000	15,837
#	Soft-World International Corp.	136,000	450,569
#	Solar Applied Materials Technology Corp.	1,945,000	3,738,290
#	Solteam, Inc.	215,742	338,145
#	Song Shang Electronics Co. Ltd.	186,000	129,602
	Sonix Technology Co. Ltd.	13,000	14,832
#	Southeast Cement Co. Ltd.	901,700	486,053
#	Speed Tech Corp.	456,000	698,686
	Spirox Corp.	63,563	120,417
	Sporton International, Inc.	98,000	569,845
#	Sports Gear Co. Ltd.	85,000	309,717
#	St. Shine Optical Co. Ltd.	171,000	725,690
#	Standard Chemical & Pharmaceutical Co. Ltd.	314,000	566,201
#	Standard Foods Corp.	586,000	597,963
#*	Starlux Airlines Co. Ltd.	1,564,000	1,219,696
#	S-Tech Corp.	402,926	306,101
#	Sun Max Tech Ltd.	104,738	284,934

		Shares	Value»
TAIWAN — (Continued)
*	Sun Yad Construction Co. Ltd.	210,095	$107,072
*	Sunko INK Co. Ltd.	148,000	57,096
	Sunny Friend Environmental Technology Co. Ltd.	44,000	118,327
	Sunonwealth Electric Machine Industry Co. Ltd.	778,000	3,797,404
	Sunplus Innovation Technology, Inc.	22,160	97,387
#*	Sunplus Technology Co. Ltd.	1,115,000	777,892
#	Sunrex Technology Corp.	509,108	687,823
#	Sunspring Metal Corp.	418,569	299,269
	Superalloy Industrial Co. Ltd.	177,000	273,112
#	Supreme Electronics Co. Ltd.	1,975,507	4,232,227
#	Swancor Holding Co. Ltd.	182,000	736,435
	Sweeten Real Estate Development Co. Ltd.	1,036,476	950,360
#	Symtek Automation Asia Co. Ltd.	54,158	275,171
#	Syncmold Enterprise Corp.	457,000	1,021,674
	Synmosa Biopharma Corp.	724,686	790,211
#	Synnex Technology International Corp.	4,559,550	8,405,863
#	Syscom Computer Engineering Co.	122,000	226,681
#	Systex Corp.	492,000	2,067,686
#	T3EX Global Holdings Corp.	420,000	952,087
	TA Chen Stainless Pipe	5,154,033	6,143,507
#	Ta Ya Electric Wire & Cable	2,330,795	3,173,359
#	Tah Hsin Industrial Corp.	324,701	676,531
#	TA-I Technology Co. Ltd.	235,500	478,044
#	Tai Tung Communication Co. Ltd.	518,077	382,887
	Taichung Commercial Bank Co. Ltd.	27,126,796	18,858,519

1170

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	TaiDoc Technology Corp.	202,000	$806,954
#	Taiflex Scientific Co. Ltd.	965,397	2,129,581
#	Taimide Tech, Inc.	272,000	532,578
	Tainan Enterprises Co. Ltd.	378,183	333,852
#	Tainan Spinning Co. Ltd.	5,726,485	2,344,058
	Tai-Saw Technology Co. Ltd.	205,000	164,496
#	Taisun Enterprise Co. Ltd.	627,000	376,960
#	Taita Chemical Co. Ltd.	607,394	216,910
#	TAI-TECH Advanced Electronics Co. Ltd.	222,000	1,083,249
	Taiwan Business Bank	27,516,145	13,705,991
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	473,104
	Taiwan Cogeneration Corp.	904,000	1,416,778
	Taiwan Cooperative Financial Holding Co. Ltd.	23,941,646	18,503,199
	Taiwan Fertilizer Co. Ltd.	2,407,000	3,762,611
	Taiwan Fire & Marine Insurance Co. Ltd.	1,290,000	1,510,686
	Taiwan FU Hsing Industrial Co. Ltd.	538,400	898,991
#*	Taiwan Glass Industry Corp.	4,278,982	3,882,382
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,116,704	4,578,608
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	813,160	827,179
††	Taiwan Land
	Development Corp.	4,185,322	68,414
	Taiwan Line Tek Electronic	18,000	14,351
#*	Taiwan Mask Corp.	358,000	446,260
#	Taiwan Mobile Co. Ltd.	1,473,000	5,242,194
#	Taiwan Navigation Co. Ltd.	1,063,000	1,004,712
	Taiwan Paiho Ltd.	953,000	1,767,955
#	Taiwan PCB Techvest Co. Ltd.	1,156,946	1,325,943

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Sakura Corp.	109,000	$301,855
	Taiwan Secom Co. Ltd.	327,000	1,147,316
#	Taiwan Semiconductor Co. Ltd.	763,000	1,359,353
#	Taiwan Shin Kong Security Co. Ltd.	460,390	609,468
	Taiwan Steel Union Co. Ltd.	8,000	28,580
	Taiwan Surface Mounting Technology Corp.	1,330,991	4,744,784
*	Taiwan TEA Corp.	1,981,092	894,574
	Taiwan Union Technology Corp.	652,000	8,129,479
	Taiyen Biotech Co. Ltd.	582,217	603,485
#	Tatung Co. Ltd.	4,559,050	5,343,727
	Tatung System Technologies, Inc.	7,000	16,942
	TCC Group Holdings Co. Ltd.	18,560,110	13,316,422
	TCI Co. Ltd.	323,000	1,192,236
	Te Chang Construction Co. Ltd.	170,260	342,432
#	TeCo.Electric & Machinery Co. Ltd.	4,616,725	17,375,159
	Test Research, Inc.	480,000	2,432,086
#	Test Rite International Co. Ltd.	1,078,266	711,983
*	Thermaltake Technology Co. Ltd.	161,000	165,757
#	Thinking Electronic Industrial Co. Ltd.	243,000	1,487,368
#	Thye Ming Industrial Co. Ltd.	307,600	541,353
	Ton Yi Industrial Corp.	3,768,600	2,199,487
	Tong Hsing Electronic Industries Ltd.	664,480	2,699,295
	Tong Yang Industry Co. Ltd.	1,842,000	5,779,116
#	Tong-Tai Machine & Tool Co. Ltd.	738,447	776,245
	Top Bright Holding Co. Ltd.	10,000	92,930
#	Top Union Electronics Corp.	220,029	214,459
	Topco Scientific Co. Ltd.	343,000	3,800,553

1171

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Topco Technologies Corp.	18,000	$36,299
#	Topkey Corp.	239,000	1,445,691
#	Topoint Technology Co. Ltd.	512,459	1,960,085
#	TPK Holding Co. Ltd.	1,138,000	1,341,625
	Transcend Information, Inc.	310,000	1,327,656
	Tripod Technology Corp.	1,589,000	17,573,046
	TS Financial Holding Co. Ltd.(2887 TT)	72,697,817	44,164,341
*	TS Financial Holding Co. Ltd.(28871 TT)	6,804,667	2,041,085
	TSC Auto ID Technology Co. Ltd.	48,199	306,006
#	TSRC Corp.	1,185,000	576,896
	Ttet Union Corp.	6,000	28,199
	TTY Biopharm Co. Ltd.	365,000	943,512
	Tung Ho Steel Enterprise Corp.	2,802,593	5,717,427
#	Tung Thih Electronic Co. Ltd.	202,592	480,933
#	TURVO International Co. Ltd.	122,000	795,159
	TXC Corp.	1,017,000	2,936,292
#	TYC Brother Industrial Co. Ltd.	866,723	1,347,824
#	Tyntek Corp.	1,446,097	820,340
#	Ubright Optronics Corp.	80,000	164,509
#	UDE Corp.	353,000	1,210,844
	Ultra Chip, Inc.	19,000	28,049
	U-Ming Marine Transport Corp.	1,886,000	3,407,346
#	Unic Technology Corp.	245,000	184,499
	Unimicron Technology Corp.	4,502,000	23,727,966
	Union Bank of Taiwan	12,623,934	7,606,674
	Union Insurance Co. Ltd.	79,000	68,880
*	Uniplus Electronics Co. Ltd.	19,000	14,657
	Uni-President Enterprises Corp.	11,170,000	28,538,454
#	Unitech Computer Co. Ltd.	477,739	645,267
#	Unitech Printed Circuit Board Corp.	3,464,400	2,950,114
#	United Alloy-Tech Co.	111,000	194,420

		Shares	Value»
TAIWAN — (Continued)
#	United Microelectronics Corp. (2303 TT)	41,948,681	$63,352,034
	United Orthopedic Corp.	321,000	1,297,691
	United Radiant Technology	20,000	13,796
*	United Renewable Energy Co. Ltd.	1,931,000	428,458
*††	Unity Opto Technology Co. Ltd.	2,993,000	0
	Univacco Technology, Inc.	125,000	183,789
#	Universal Cement Corp.	2,324,539	2,339,323
	Universal Vision Biotechnology Co. Ltd.	54,000	250,972
#	UPC Technology Corp.	3,143,598	1,034,132
	Userjoy Technology Co. Ltd.	52,690	132,335
#	USI Corp.	3,633,827	1,220,614
	Utechzone Co. Ltd.	69,000	194,415
#	UVAT Technology Co. Ltd.	56,000	108,125
#	Vanguard International Semiconductor Corp.	2,674,201	8,371,509
	Ve Wong Corp.	912,806	1,172,110
#	Ventec International Group Co. Ltd.	189,000	549,408
	VIA Labs, Inc.	8,000	21,467
#	Viking Tech Corp.	207,000	281,453
#	Visco Vision, Inc.	115,000	742,125
#	VisEra Technologies Co. Ltd.	279,000	2,322,775
	Vizionfocus, Inc.	19,000	110,863
#	VSO Electronics Co. Ltd.	41,000	194,476
#*	Wafer Works Corp.	1,799,616	1,824,634
#	Waffer Technology Corp.	171,000	391,950
#	Wah Hong Industrial Corp.	256,516	279,930
	Wah Lee Industrial Corp.	862,100	2,524,665
#	Walsin Lihwa Corp.	9,140,143	8,853,170
#	Walsin Technology Corp.	1,085,000	4,353,501
#	Walton Advanced Engineering, Inc.	1,262,853	982,013
#	Wan Hai Lines Ltd.	2,516,000	6,713,052

1172

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	We & Win Development Co. Ltd.	53,000	$19,179
	We&Win Diversification Co. Ltd.	37,000	25,804
	WEI Chih Steel Industrial Co. Ltd.	16,000	8,319
	Wei Chuan Foods Corp.	666,000	325,806
#	Weikeng Industrial Co. Ltd.	2,081,490	1,984,901
#	Well Shin Technology Co. Ltd.	450,080	768,435
	Wholetech System Hitech Ltd.	30,000	117,814
#	Win Semiconductors Corp.	1,257,000	4,369,641
*	Winbond Electronics Corp.	13,313,422	23,284,476
	Winmate, Inc.	42,000	224,444
#	Winstek Semiconductor Co. Ltd.	207,000	642,110
*††	Wintek Corp.	20,783,484	0
#	Wisdom Marine Lines Co. Ltd.	1,543,364	3,161,939
#	Wistron Corp.	8,316,343	40,303,654
#	WITS Corp.	123,659	497,650
	WNC Corp.	1,041,474	4,226,115
#	Wonderful Hi-Tech Co. Ltd.	514,000	762,913
	Wowprime Corp.	35,000	245,102
#	WPG Holdings Ltd.	5,323,284	10,411,135
#	WT Microelectronics Co. Ltd.	2,255,104	10,454,743
#	WUS Printed Circuit Co. Ltd.	483,668	1,593,901
	XAC Automation Corp.	32,000	31,177
#	XinTec, Inc.	276,000	1,365,965
#	Xxentria Technology Materials Corp.	429,906	482,574
	Ya Horng Electronic Co. Ltd.	22,000	40,375
#	Yageo Corp.	5,931,524	47,742,016
#	Yang Ming Marine Transport Corp.	6,210,000	11,585,743
#	YC INOX Co. Ltd.	2,009,894	1,255,550
	YCC Parts Manufacturing Co. Ltd.	4,000	5,601

		Shares	Value»
TAIWAN — (Continued)
#	Yea Shin International Development Co. Ltd.	1,036,512	$833,459
#	Yem Chio Co. Ltd.	1,612,820	694,410
	Yen Sun Technology Corp.	58,000	86,918
	YFC-Boneagle Electric Co. Ltd.	20,449	13,887
#	YFY, Inc.	4,595,847	3,790,057
#	Yi Jinn Industrial Co. Ltd.	1,197,149	634,368
*	Yieh Phui Enterprise Co. Ltd.	3,925,862	1,880,367
#	Young Fast Optoelectronics Co. Ltd.	283,000	501,328
#	Youngtek Electronics Corp.	582,047	1,112,399
	Yuanta Financial Holding Co. Ltd.	41,758,335	46,754,493
	Yuen Foong Yu Consumer Products Co. Ltd.	24,000	29,962
	Yulon Finance Corp.	329,250	1,028,211
#	Yulon Motor Co. Ltd.	2,201,350	2,347,130
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	523,204
#	YungShin Global Holding Corp.	652,000	1,193,685
	Yusin Holding Corp.	45,643	102,380
#	Zeng Hsing Industrial Co. Ltd.	227,358	681,260
#	Zenitron Corp.	940,000	1,054,948
#	Zero One Technology Co. Ltd.	438,391	1,627,717
#	Zhen Ding Technology Holding Ltd.	3,357,000	17,726,685
#*	Zig Sheng Industrial Co. Ltd.	1,656,352	415,567
	ZillTek Technology Corp.	15,000	98,354
	Zippy Technology Corp.	294,000	494,314
#	Zyxel Group Corp.	1,258,793	1,432,660

TOTAL TAIWAN			2,726,419,418

THAILAND — (1.3%)
	AAPICO Hitech PCL (AH/F TB)	795,647	302,658
	AAPICO Hitech PCL (AH-R TB), NVDR	26,250	9,985

1173

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Amata Corp. PCL	1,510,600	$672,727
	AP Thailand PCL	10,762,130	2,878,999
#	Asset World Corp. PCL	17,236,900	1,172,760
#	Bangchak Corp. PCL	4,520,600	4,124,252
	Bangkok Bank PCL (BBLF TB)	3,293,353	16,296,164
	Bangkok Bank PCL (BBLR TB), NVDR	259,600	1,272,510
	Bangkok Commercial Asset Management PCL	6,827,754	1,425,308
	Bangkok Land PCL	48,392,293	748,296
	Bangkok Life Assurance PCL, NVDR	803,400	447,231
	Banpu PCL	23,370,933	3,650,014
#	Berli Jucker PCL	3,688,100	2,087,281
	BKI Holdings PCL	153,028	1,448,170
	Charoen Pokphand Foods PCL	14,160,700	9,240,475
#	CP Axtra PCL	2,635,668	1,597,622
*	Energy Absolute PCL	4,937,300	467,238
#	GFPT PCL	2,125,200	676,962
	Global Green Chemicals PCL	30,900	3,402
	Hana Microelectronics PCL	1,711,800	1,228,197
	ICC International PCL	3,556,709	2,694,893
	Indorama Ventures PCL	828,922	489,637
#	IRPC PCL	6,294,400	223,861
	Jaymart Group Holdings PCL	1,836,000	442,888
#	JMT Network Services PCL	1,721,200	518,995
	Kasikornbank PCL (KBANKF TB)	176,800	1,019,737
	Kasikornbank PCL (KBANKR TB), NVDR	843,501	4,865,098
	Khon Kaen Sugar Industry PCL	7,579,607	323,484
	Kiatnakin Phatra Bank PCL	619,513	1,259,718
	Krung Thai Bank PCL	8,540,400	7,197,337
	Lalin Property PCL	204,200	31,576
	LH Financial Group PCL	6,930,046	167,170
	LPN Development PCL	3,413,802	173,145
	Northeast Rubber PCL	1,123,088	144,489
#	Origin Property PCL	1,618,265	113,106

		Shares	Value»
THAILAND — (Continued)
	Polyplex Thailand PCL	1,641,925	$479,857
	Precious Shipping PCL	2,582,050	535,016
*	Property Perfect PCL	28,297,735	61,260
	Pruksa Holding PCL	2,271,400	261,315
	PTT Exploration & Production PCL	2,510,100	8,306,191
#	PTT Global Chemical PCL	5,667,841	4,425,947
	PTT PCL	44,568,100	42,383,457
#	Quality Houses PCL	21,893,919	893,768
	Regional Container Lines PCL	1,324,800	1,055,005
	Rojana Industrial Park PCL	2,667,073	369,522
	S Hotels & Resorts PCL	3,085,840	146,013
	Saha Pathana Inter-Holding PCL	3,372,150	4,719,028
	Saha Pathanapibul PCL	1,052,533	1,871,676
	Saha-Union PCL	1,568,500	1,382,473
	Sansiri PCL	51,399,366	2,225,425
#	SC Asset Corp. PCL	8,119,130	426,860
#	SCG Packaging PCL	2,614,200	1,471,422
#	SCGJWD Logistics PCL	63,200	16,223
	Siam Cement PCL	1,195,300	7,541,092
	Siamgas & Petrochemicals PCL	444,700	88,019
*	Singer Thailand PCL	495,500	88,879
	Somboon Advance Technology PCL	1,029,700	417,166
	SPCG PCL	2,021,300	518,843
#	Sri Trang Agro-Industry PCL	3,194,858	1,175,779
#	Sri Trang Gloves Thailand PCL	3,255,548	674,568
	Star Petroleum Refining PCL	3,264,623	484,620
#*	Stecon Group PCL	2,688,278	681,734
*	STP & I PCL	70,600	7,904
#	Supalai PCL	3,850,700	2,036,399
*	Super Energy Corp. PCL	72,819,209	292,763
	Thai Oil PCL	3,002,274	3,319,353
	Thai Stanley Electric PCL (STANLY/F TB), Class F	170,100	1,017,917
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	19,100	114,299

1174

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Thai Wacoal PCL	55,700	$31,437
	Thanachart Capital PCL	821,700	1,296,017
#	Thoresen Thai Agencies PCL	5,424,076	738,084
#	TMBThanachart Bank PCL	62,597,696	3,581,436
#	TPI Polene PCL	24,462,140	544,696
	TPI Polene Power PCL	9,522,050	606,631
	WHA Corp. PCL	185,200	18,672
*	Xspring Capital PCL	13,093,567	194,369

TOTAL THAILAND			165,916,520

TURKEY — (0.7%)
*	Adese Alisveris Merkezleri Ticaret AS	19,148,470	1,659,802
	Afyon Cimento Sanayi TAS	231,737	72,966
*	Akfen Yenilenebilir Enerji AS	150,854	61,753
*	Aksa Enerji Uretim AS	607,373	750,403
#	Alarko Holding AS	553,546	1,060,014
	Albaraka Turk Katilim Bankasi AS	6,251,810	1,221,184
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	652,170	225,137
#*	Arcelik AS	61,949	162,745
	Aygaz AS	135,111	634,191
*	Bagfas Bandirma Gubre Fabrikalari AS	85,945	70,375
*	Bera Holding AS	2,615,315	1,141,337
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	798,288	266,261
	Bursa Cimento Fabrikasi AS	2,315,698	355,952
*	Can2 Termik AS	20,506,507	1,179,297
	Cemtas Celik Makina Sanayi Ve Ticaret AS	252,392	68,375
*	Deva Holding AS	150,820	253,818
#	Dogan Sirketler Grubu Holding AS	3,901,181	1,584,085
	Dogu Aras Enerji Yatirimlari AS	20,751	27,835
#	Dogus Otomotiv Servis ve Ticaret AS	352,047	1,509,173

		Shares	Value»
TURKEY — (Continued)
	Eczacibasi Yatirim Holding Ortakligi AS	27,995	$193,807
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	323,905	696,348
#	Enka Insaat ve Sanayi AS	3,002,571	5,539,064
#	Eregli Demir ve Celik Fabrikalari TAS	8,743,943	5,708,691
*	Esenboga Elektrik Uretim AS	545,473	101,171
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	59,133	32,399
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	48,015	379,249
*	GSD Holding AS	4,401,973	507,932
*	Izmir Demir Celik Sanayi AS	483,230	73,362
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	553,530	378,182
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	3,677,749	2,392,672
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	7,692,586	571,807
*	Kayseri Seker Fabrikasi AS	121,833	52,494
#	KOC Holding AS	2,566,231	10,450,669
#*	Kordsa Teknik Tekstil AS	242,767	322,807
*	Loras Holding AS	1,375,773	197,141
#*	Marmara Holding AS	851,409	60,939
	Merit Turizm Yatirim ve Isletme AS	32,785	17,684
*	NET Holding AS	498,232	589,775
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	3,042,015	426,279
*	Parsan Makina Parcalari Sanayii AS	40,454	89,676

1175

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#*	Pegasus Hava Tasimaciligi AS	330,825	$1,649,487
*	Petkim Petrokimya Holding AS	2,271,898	926,465
*	Polisan Holding AS	214,020	89,176
#*	Sasa Polyester Sanayi AS	9,091,507	663,352
	Sekerbank Turk AS	6,201,648	1,179,911
	Sok Marketler Ticaret AS	218,729	229,891
*	TAV Havalimanlari Holding AS	91,491	575,046
*	Tekfen Holding AS	582,506	1,165,805
*	Tukas Gida Sanayi ve Ticaret AS	7,232,742	491,849
	Turcas Holding AS	72,783	65,720
#	Turk Hava Yollari AO	2,065,083	14,299,984
#*	Turk Telekomunikasyon AS	658,720	798,561
	Turkcell Iletisim Hizmetleri AS	2,311,718	5,473,336
#	Turkiye Petrol Rafinerileri AS	2,537,476	11,911,016
*	Turkiye Sinai Kalkinma Bankasi AS	1,980,439	605,937
#	Turkiye Sise ve Cam Fabrikalari AS	3,489,383	3,046,261
#*	Turkiye Vakiflar Bankasi TAO, Class D	3,725,109	2,161,650
#	Ulker Biskuvi Sanayi AS	256,904	659,154
	Vestel Beyaz Esya Sanayi ve Ticaret AS	671,156	140,338
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	476,715	424,984
*	Yayla Agro Gida Sanayi VE Nakliyat AS	181,420	47,414

TOTAL TURKEY			87,692,188

UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	8,042,079	31,551,476
	Abu Dhabi National Hotels	7,324,647	888,883
*	Abu Dhabi Ports Co. PJSC	2,608,396	3,256,567

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	ADNOC Logistics & Services	488,295	$762,751
	Agility Global PLC	13,665,886	4,054,210
	Agthia Group PJSC	538,260	566,887
*	AL Seer Marine Supplies & Equipment Co. LLC	211,673	171,219
	Amanat Holdings PJSC	3,637,218	1,138,391
*	Amlak Finance PJSC	973,781	458,742
	Dana Gas PJSC	21,713,693	4,895,236
	Deyaar Development PJSC	5,729,570	1,609,030
	Dubai Investments PJSC	8,473,620	7,662,492
	Emaar Properties PJSC	24,987,553	96,692,921
	Emirates NBD Bank PJSC	4,113,220	31,473,866
*	EMSTEEL Building Materials PJSC	3,195,254	1,025,677
	First Abu Dhabi Bank PJSC	113,568	539,108
*	Ghitha Holding PJSC	60,476	386,205
*	Modon Holding PSC	3,210,333	3,189,607
*	Multiply Group PJSC	10,520,092	8,547,850
*	RAK Properties PJSC	5,527,350	2,123,627
	Ras Al Khaimah Ceramics PJSC	1,300,680	910,166
*	Union Properties PJSC	3,928,839	861,415

TOTAL UNITED ARAB EMIRATES			202,766,326

TOTAL COMMON STOCKS			13,076,089,570

PREFERRED STOCKS — (0.6%)

BRAZIL — (0.5%)
	Banco ABC Brasil SA, 8.457%	491,054	2,100,234
Ω	Banco BMG SA, 7.859%	147,500	110,489
*	Banco BMG SA	6,065	4,397
	Banco Bradesco SA, 7.400%	8,211,158	27,716,731
	Banco do Estado do Rio Grande do Sul SA, 9.033%	855,951	2,186,036
	Cia de Ferro Ligas da Bahia FERBASA, 6.359%	31,508	45,974

1176

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Eucatex SA Industria e Comercio, 4.404%	181,029	$561,935
	Gerdau SA, 3.379%	191,173	673,021
	Petroleo Brasileiro SA - Petrobras, 10.136%	4,974,535	27,508,140
*	Raizen SA	2,985,699	527,219
	Randoncorp SA, 4.234%	707,218	795,299
	Schulz SA, 6.913%	15,547	14,073
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	344,363	362,929

TOTAL BRAZIL			62,606,477

COLOMBIA — (0.1%)
	Grupo Argos SA, 5.588%	744,025	2,331,671
	Grupo de Inversiones Suramericana SA, 3.606%	670,089	7,109,984

TOTAL COLOMBIA			9,441,655

	Shares	Value»
PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	641,708	$ 359,696

TOTAL PREFERRED STOCKS		72,407,828

RIGHTS/WARRANTS — (0.0%)

TAIWAN — (0.0%)
* National Aerospace Fasteners Corp. Rights 11/17/2025	10,077	4,097

TOTAL INVESTMENT SECURITIES (Cost $8,477,507,452)		13,148,501,495

		Value†

SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	10,539,737	121,913,133

TOTAL INVESTMENTS — (100.0%) (Cost $8,599,420,585)		$13,270,414,628

As of October 31, 2025, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	254	12/19/25	$84,528,894	$87,299,800	$2,770,906

Total Futures Contracts			$84,528,894	$87,299,800	$2,770,906

As of October 31, 2025, the value of Rule 144A securities amounted to $250,491,743 or 1.9% of net assets.

Summary of the Fund’s investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$286,183,186	—	—	$286,183,186
Chile	—	$65,725,452	—	65,725,452
China	210,817,131	3,519,730,721	$373,078	3,730,920,930
Colombia	9,275,102	351,333	—	9,626,435
Czech Republic	—	17,681,756	—	17,681,756

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DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	$3,659,279	—	—	$3,659,279
Greece	—	$73,847,113	—	73,847,113
Hong Kong	—	667,489	—	667,489
Hungary	—	19,852,908	—	19,852,908
India	32,069,094	2,174,016,324	—	2,206,085,418
Indonesia	—	170,011,826	$112,442	170,124,268
Kuwait	—	84,224,862	—	84,224,862
Malaysia	—	177,879,360	—	177,879,360
Mexico	310,895,031	7,524,841	—	318,419,872
Philippines	—	66,695,537	16,693	66,712,230
Poland	—	168,817,769	—	168,817,769
Qatar	—	80,495,659	—	80,495,659
Saudi Arabia	409,250	401,303,465	—	401,712,715
South Africa	1,152,626	394,826,473	—	395,979,099
South Korea	232,228,659	1,382,328,232	122,427	1,614,679,318
Taiwan	12,363,080	2,713,979,195	77,143	2,726,419,418
Thailand	6,709,123	159,207,397	—	165,916,520
Turkey	60,939	87,631,249	—	87,692,188
United Arab Emirates	—	202,766,326	—	202,766,326
Preferred Stocks
Brazil	62,606,477	—	—	62,606,477
Colombia	9,441,655	—	—	9,441,655
Philippines	—	359,696	—	359,696
Rights/Warrants
Taiwan	—	4,097	—	4,097
Securities Lending Collateral	—	121,913,133	—	121,913,133

Total Investments in Securities	$1,177,870,632	$12,091,842,213	$701,783<>	$13,270,414,628

Financial Instruments
Assets
Futures Contracts**	2,770,906	—	—	2,770,906

Total Financial Instruments	$2,770,906	—	—	$2,770,906

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

1178

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2025

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $968,470 of securities on loan)*	$13,148,501
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $121,913)	121,913
Segregated Cash for Futures Contracts	5,409
Foreign Currencies at Value	86,464
Cash	54,066
Receivables:
Investment Securities Sold	12,587
Dividends, Interest and Tax Reclaims	3,720
Securities Lending Income	1,716
Futures Variation Margin	236
Unrealized Gain on Foreign Currency Contracts	1
Prepaid Expenses and Other Assets	1

Total Assets	13,434,614

LIABILITIES:
Payables:
Upon Return of Securities Loaned	121,909
Investment Securities Purchased	5,415
Due to Advisor	1,098
Deferred Taxes Payable	160,546
Accrued Expenses and Other Liabilities	1,510

Total Liabilities	290,478

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$13,144,136

Investment Securities at Cost	$8,477,507

Foreign Currencies at Cost	$88,443

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

1179

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2025

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
Investment Income
Dividends (Net of Foreign Taxes Withheld of $58,429)	$404,643
Dividend Income from Affiliates	4,066
Income from Securities Lending, Net	16,399

Total Investment Income	425,108

Expenses
Investment Management Fees	11,576
Accounting & Transfer Agent Fees	310
Custodian Fees	4,366
Trustees’ Fees and Expenses	87
Professional Fees	537
Other	518

Total Expenses	17,394

Net Expenses	17,394

Net Investment Income (Loss)	407,714

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(52,070)[1]
Affiliated Investment Companies Shares Sold	11
Futures	18,644
Foreign Currency Transactions	(2,074)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,150,559 [2]
Futures	3,264
Translation of Foreign Currency-Denominated Amounts	500

Net Realized and Unrealized Gain (Loss)	2,118,834

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,526,548

[1] Net of foreign capital gain taxes withheld of:	$5,338
[2] Including foreign capital gain taxes of:	$(7,397)

See accompanying Notes to Financial Statements.

1180

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$407,714	$396,685
Net Realized Gain (Loss) on:
Investment Securities Sold	(52,070)	188,581
Affiliated Investment Companies Shares Sold	11	(1)
Futures	18,644	18,825
Foreign Currency Transactions	(2,074)	(4,131)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,150,559	1,671,200
Affiliated Investment Companies Shares	—	2
Futures	3,264	3,049
Translation of Foreign Currency-Denominated Amounts	500	(267)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,526,548	2,273,943

Transactions in Interest:
Contributions	470,848	346,752
Shares Issued in Lieu of Cash Distributions	—	(2)
Withdrawals	(1,011,300)	(1,592,939)

Net Increase (Decrease) from Transactions in Interest	(540,452)	(1,246,189)

Total Increase (Decrease) in Net Assets	1,986,096	1,027,754
Net Assets
Beginning of Year	11,158,040	10,130,286

End of Year	$13,144,136	$11,158,040

See accompanying Notes to Financial Statements.

1181

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Total Return	23.23%	23.49%	16.09%	(19.27%)	35.69%

Net Assets, End of Year (thousands)	$13,144,136	$11,158,040	$10,130,286	$9,760,139	$13,469,705
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.14%	0.15%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15%	0.15%	0.15%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.52%	3.61%	4.33%	4.79%	3.26%
Portfolio Turnover Rate	11%	13%	12%	14%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1182

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange. These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

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The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Fund, and advised by Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. As of October 31, 2025, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $308 (in thousands).

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The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor provides investment management services to the Fund.

For the year ended October 31, 2025, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2025, the total related amounts paid by the Fund to the CCO were $7 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2025, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Emerging Markets Value Fund	$308

1185

E. Purchases and Sales of Securities:

For the year ended October 31, 2025, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$1,287,794	$1,408,194

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$76,933	$1,825,070	$1,780,101	$11	—	$121,913	10,540	$4,066	—

Total	$76,933	$1,825,070	$1,780,101	$11	—	$121,913		$4,066	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners. Accordingly, as a pass-through entity, the Fund pays no income dividends or capital gain distributions.

As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$9,107,980	$4,977,460	$(815,026)	$4,162,434

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Fund’s derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$94,907

*	Average Notional Value of futures contracts.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2025 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2025	Equity Contracts *,(1)
Dimensional Emerging Markets Value Fund	$2,771	$2,771

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Variation Margin.

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$18,644	$18,644

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$3,264	$3,264

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.

For the year ended October 31, 2025, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2025
Dimensional Emerging Markets Value Fund	4.84%	$3,200	2	$1	$4,862	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other

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for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Fund did not use the interfund lending program during the year ended October 31, 2025.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2025, if any, were executed by the Fund pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board.

For the year ended October 31, 2025, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$3,055	$4,448	$(2,141)

J. Securities Lending:

As of October 31, 2025, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$998,413

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

1189

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Segment Reporting:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. The Fund’s long-term strategic asset allocation is executed by its fund management team and guided by the Fund’s investment objective and principal investment strategies, as described in the Fund’s registration statement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

M. New Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) –Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.

N. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

1190

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

1191

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042

T: (267) 330 3000, www.pwc.com/us

statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Large Cap International Portfolio	100%	—	—	—	—	100%	—	76%	—	6%	90%	—	—
International Core Equity 2 Portfolio	100%	—	—	—	—	100%	—	75%	—	7%	90%	—	—
Global Small Company Portfolio	71%	—	29%	—	—	100%	32%	69%	—	5%	50%	—	—
International Small Company Portfolio	100%	—	—	—	—	100%	—	69%	—	5%	85%	1%	—
Japanese Small Company Portfolio	100%	—	—	—	—	100%	—	57%	—	6%	72%	—	—
Asia Pacific Small Company Portfolio	100%	—	—	—	—	100%	—	37%	—	—	67%	—	—
United Kingdom Small Company Portfolio	100%	—	—	—	—	100%	—	71%	—	1%	87%	—	—
Continental Small Company Portfolio	100%	—	—	—	—	100%	—	89%	—	7%	94%	—	—
DFA International Real Estate Securities Portfolio	100%	—	—	—	—	100%	—	32%	—	3%	65%	—	—
DFA Global Real Estate Securities Portfolio	100%	—	—	—	—	100%	—	35%	—	—	—	—	—
DFA International Small Cap Value Portfolio	85%	—	15%	—	—	100%	—	71%	—	6%	92%	—	—
International Vector Equity Portfolio	100%	—	—	—	—	100%	—	76%	—	7%	92%	—	—
International High Relative Profitability Portfolio	100%	—	—	—	—	100%	—	85%	—	7%	95%	—	—
World ex U.S. Value Portfolio	100%	—	—	—	—	100%	—	60%	—	6%	79%	—	—
World ex U.S. Core Equity Portfolio	100%	—	—	—	—	100%	—	62%	—	7%	87%	—	—
World ex U.S. Targeted Value Portfolio	100%	—	—	—	—	100%	—	96%	—	8%	100%	—	—
World Core Equity Portfolio	58%	—	42%	—	—	100%	40%	81%	—	3%	56%	—	—

1194

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Selectively Hedged Global Equity Portfolio	35%	—	65%	—	—	100%	36%	79%	—	4%	62%	—	—
Emerging Markets Portfolio	100%	—	—	—	—	100%	—	45%	—	11%	86%	—	—
Emerging Markets Small Cap Portfolio	100%	—	—	—	—	100%	—	24%	—	12%	56%	—	—
Emerging Markets Value Portfolio	100%	—	—	—	—	100%	—	39%	—	7%	79%	—	—
Emerging Markets Core Equity 2 Portfolio	100%	—	—	—	—	100%	—	38%	—	7%	81%	—	—
Emerging Markets Targeted Value Portfolio	100%	—	—	—	—	100%	—	20%	—	5%	54%	—	—
Emerging Markets ex China Core Equity Portfolio	100%	—	—	—	—	100%	—	44%	—	16%	97%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

Dimensional Investment Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA International Value Portfolio	100%	—	—	—	—	100%	—	70%	—	5%	80%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

1195

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

1196

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

1197

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

1198

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to directors, officers, and others is included in the “Fees Paid to Officers and Directors/Trustees” section of the Notes to Financial Statements above.

1199

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

Not applicable

1200

DFA-103125-001AI

Annual Financial Statements &
Other Information
Year Ended: October 31, 2025

DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

Dimensional Investment Group Inc.

DFA International Value Portfolio III
U.S. Large Cap Value Portfolio III
The DFA Investment Trust Company

The DFA International Value Series
The U.S. Large Cap Value Series

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt

Investment Footnotes
†	See Note B to Financial Statements.
»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ɏ	Represents 7 Day subsidized yield as of October 31, 2025
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA International Value Portfolio III
SCHEDULE OF INVESTMENTS
October 31, 2025
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The DFA International Value Series	$3,241,779,511
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,241,779,511
Summary of the Portfolio’s Master Fund's investments as of October 31, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.
2

U.S. Large Cap Value Portfolio III
SCHEDULE OF INVESTMENTS
October 31, 2025
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The U.S. Large Cap Value Series	$3,963,764,000
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,963,764,000
Summary of the Portfolio’s Master Fund's investments as of October 31, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.
3

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	DFA International Value Portfolio III	U.S. Large Cap Value Portfolio III
ASSETS:
Investments in Affiliated Investment Company at Value	$3,241,780	$3,963,764
Receivables:
Fund Shares Sold	408	3,438
Prepaid Expenses and Other Assets	13	12
Total Assets	3,242,201	3,967,214
LIABILITIES:
Payables:
Fund Shares Redeemed	3,292	3,648
Due to Advisor	28	34
Accrued Expenses and Other Liabilities	122	144
Total Liabilities	3,442	3,826
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$3,238,759	$3,963,388
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	139,633,005	114,106,310
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$23.19	$34.73
NET ASSETS CONSIST OF:
Paid-In Capital	$1,725,450	$2,602,622
Total Distributable Earnings (Loss)	1,513,309	1,360,766
NET ASSETS	$3,238,759	$3,963,388
(1) NUMBER OF SHARES AUTHORIZED	500,000,000	700,000,000
See accompanying Notes to Financial Statements.
4

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	DFA International Value Portfolio III	U.S. Large Cap Value Portfolio III
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $10,311 and $16, respectively)	$120,558	$85,767
Income from Securities Lending, Net	798	74
Expenses Allocated from Affiliated Investment Companies	(6,408)	(4,052)
Total Net Investment Income Allocated from Affiliated Investment Companies	114,948	81,789
Fund Expenses
Investment Management Fees	6,344	4,134
Accounting & Transfer Agent Fees	466	542
Filing Fees	34	38
Shareholders' Reports	45	36
Directors' Fees & Expenses	23	29
Professional Fees	17	24
Other	47	18
Total Fund Expenses	6,976	4,821
Fees Waived, Expenses Reimbursed by Advisor (Note C)	6,042	3,763
Net Expenses	934	1,058
Net Investment Income (Loss)	114,014	80,731
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	45,897	(27,708)
In-Kind Redemptions	—	562,511
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	690,785	(258,963)
Net Realized and Unrealized Gain (Loss)	736,682	275,840
Net Increase (Decrease) in Net Assets Resulting from Operations	$850,696	$356,571
See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA International Value Portfolio III		U.S. Large Cap Value Portfolio III
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income Allocated from Affiliated Investment Company	$114,014	$112,073	$80,731	$81,228
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	45,897	48,309	(27,708)	18,328
In-Kind Redemptions	—	—	562,511	549,357
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	690,785	414,341	(258,963)	303,298
Net Increase (Decrease) in Net Assets Resulting from Operations	850,696	574,723	356,571	952,211
Distributions:
Institutional Class Shares	(115,495)	(127,982)	(73,416)	(201,455)
Capital Share Transactions (1):
Shares Issued	165,550	216,215	535,825	392,094
Shares Issued in Lieu of Cash Distributions	93,624	107,386	59,268	169,000
Shares Redeemed	(585,200)	(611,660)	(612,963)	(887,576)
Net Increase (Decrease) from Capital Share Transactions	(326,026)	(288,059)	(17,870)	(326,482)
Total Increase (Decrease) in Net Assets	409,175	158,682	265,285	424,274
Net Assets
Beginning of Year	2,829,584	2,670,902	3,698,103	3,273,829
End of Year	$3,238,759	$2,829,584	$3,963,388	$3,698,103
(1) Shares Issued and Redeemed:
Shares Issued	8,404	12,223	16,415	12,978
Shares Issued in Lieu of Cash Distributions	4,539	6,035	1,798	5,874
Shares Redeemed	(28,448)	(34,003)	(18,549)	(29,257)
Net Increase (Decrease) from Shares Issued and Redeemed	(15,505)	(15,745)	(336)	(10,405)
See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA International Value Portfolio III
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$18.24	$15.63	$13.92	$16.95	$11.57
Income from Investment Operations (A)
Net Investment Income (Loss)	0.75	0.68	0.70	0.68	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	4.99	2.72	1.68	(2.99)	5.33
Total from Investment Operations	5.74	3.40	2.38	(2.31)	5.88
Less Distributions:
Net Investment Income	(0.79)	(0.79)	(0.67)	(0.72)	(0.50)
Total Distributions	(0.79)	(0.79)	(0.67)	(0.72)	(0.50)
Net Asset Value, End of Year	$23.19	$18.24	$15.63	$13.92	$16.95
Total Return	32.03%	21.93%	17.03%	(13.87%)	51.07%
Net Assets, End of Year (thousands)	$3,238,759	$2,829,584	$2,670,902	$2,581,211	$3,406,586
Ratio of Expenses to Average Net Assets (B)	0.24%	0.25%	0.25%	0.24%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.44%	0.45%	0.45%	0.44%	0.45%
Ratio of Net Investment Income to Average Net Assets	3.77%	3.81%	4.31%	4.28%	3.48%
Portfolio Turnover Rate	13%	13%	13%	15%	9%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
7

DIMENSIONAL INVESTMENT GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio III
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$32.31	$26.22	$27.98	$30.93	$21.17
Income from Investment Operations (A)
Net Investment Income (Loss)	0.69	0.67	0.65	0.63	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	2.37	7.06	(0.83)	(1.65)	9.74
Total from Investment Operations	3.06	7.73	(0.18)	(1.02)	10.28
Less Distributions:
Net Investment Income	(0.64)	(0.61)	(0.59)	(0.57)	(0.52)
Net Realized Gains	—	(1.03)	(0.99)	(1.36)	—
Total Distributions	(0.64)	(1.64)	(1.58)	(1.93)	(0.52)
Net Asset Value, End of Year	$34.73	$32.31	$26.22	$27.98	$30.93
Total Return	9.60%	30.34%	(0.82%)	(3.47%)	48.78%
Net Assets, End of Year (thousands)	$3,963,388	$3,698,103	$3,273,829	$3,545,060	$4,318,193
Ratio of Expenses to Average Net Assets (B)	0.14%	0.14%	0.14%	0.13%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.24%	0.24%	0.24%	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.22%	2.35%	2.16%	1.89%
Portfolio Turnover Rate	8%	9%	13%	10%	10%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
8

DIMENSIONAL INVESTMENT GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, two of which, DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III (the “Portfolios”), are presented in this report. The remaining portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III invest substantially all of their assets in The DFA International Value Series and The U.S. Large Cap Value Series (collectively, the “Series”), respectively, each a corresponding series of The DFA Investment Trust Company. As of October 31, 2025, DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III owned 21% and 14% of the net assets of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Shares held by the Portfolios in other investment companies (such as the Series) are valued at their respective daily net asset values as reported by their administrator. The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.
The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by Dimensional Fund Advisors LP (the “Advisor”): the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging
9

Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios.
During the year ended October 31, 2025, the DFA International Value Portfolio III’s and U.S. Large Cap Value Portfolio III’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21% and 0.11%, respectively, of each Portfolio’s average daily net assets.
Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.
During the year ended October 31, 2025, each Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amounts in thousands) as reflected below.
Institutional Class Shares	Total Management Fee Limit	Waived Fees
DFA International Value Portfolio III	0.21%	$6,042
U.S. Large Cap Value Portfolio III	0.11%	3,763
Fees Paid to Officers and Directors:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2025, the total related amounts paid by the Fund to the CCO was $26 (in thousands). The total related amount paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
10

D. Deferred Compensation:
As of October 31, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
DFA International Value Portfolio III	$34
U.S. Large Cap Value Portfolio III	49

E. Federal Income Taxes:
Each Portfolio has qualified  and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio III
2024	$127,982	—	$127,982
2025	115,495	—	115,495
U.S. Large Cap Value Portfolio III
2024	73,856	$127,599	201,455
2025	73,416	—	73,416

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio III	$50,622	—	$(59,907)	$1,522,625	$1,513,340
U.S. Large Cap Value Portfolio III	—	—	(34,727)	1,395,578	1,360,851
11

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the following Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
DFA International Value Portfolio III	$59,907
U.S. Large Cap Value Portfolio III	34,727
During the year ended October 31, 2025, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):
DFA International Value Portfolio III	$11,585

As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio III	$1,719,823	$1,521,957	—	$1,521,957
U.S. Large Cap Value Portfolio III	2,568,186	1,395,578	—	1,395,578
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
F. Line of Credit:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings
12

under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2025.
G. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
H. In-Kind Redemptions:
During the year ended October 31, 2025, the following Portfolio realized net gains (losses) on in-kind redemptions as follows (amount in thousands):
U.S. Large Cap Value Portfolio III	$562,511

I. Segment Reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
J. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
13

K. Other:
As of October 31, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
DFA International Value Portfolio III	3	93%	0%
U.S. Large Cap Value Portfolio III	3	88%	0%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
L. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares  when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” fund does not generally buy individual securities directly. Instead, the feeder fund invests in a corresponding “master” fund that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master fund's financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios' Policy Regarding Excessive Short-Term Trading.
M. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
14

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III (two of the portfolios constituting Dimensional Investment Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025, and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

15

statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

16

The DFA International Value Series
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value»
COMMON STOCKS — (98.1%)
AUSTRALIA — (5.6%)
#	Ampol Ltd.	149,749	$3,008,403
	Ansell Ltd.	19,794	472,882
	ANZ Group Holdings Ltd.	3,720,839	89,120,423
	Aurizon Holdings Ltd.	1,818,967	4,080,839
	Bendigo & Adelaide Bank Ltd.	1,005,936	8,321,072
#	BlueScope Steel Ltd.	2,726,750	40,795,299
	Challenger Ltd.	914,542	5,566,767
	Cleanaway Waste Management Ltd.	4,820,991	8,036,775
	Dyno Nobel Ltd.	4,245,410	8,933,930
#	Endeavour Group Ltd.	1,835,139	4,390,484
	Evolution Mining Ltd.	5,432,265	38,441,772
	Fortescue Ltd.	2,565,821	35,683,458
	Harvey Norman Holdings Ltd.	2,551,308	12,057,722
*	Mineral Resources Ltd.	19,021	600,730
	National Australia Bank Ltd.	4,652,703	132,648,815
	Northern Star Resources Ltd.	1,216,186	19,610,796
	Orica Ltd.	1,865,299	27,122,081
	Origin Energy Ltd.	3,452,895	27,670,877
	Perseus Mining Ltd.	737,041	2,339,345
	QBE Insurance Group Ltd.	2,142,274	27,795,092
#	Ramsay Health Care Ltd.	30,428	638,380
	Rio Tinto Ltd.	780,706	67,785,776
*	Sandfire Resources Ltd.	298,378	3,160,273
	Santos Ltd.	9,046,287	37,362,387
	Sonic Healthcare Ltd.	1,115,640	15,441,125
	South32 Ltd. (S32 AU)	9,713,908	20,089,201
	Suncorp Group Ltd.	2,725,857	34,991,561
	TPG Telecom Ltd.	302,061	1,092,647
	Westpac Banking Corp.	5,237,352	132,528,386
#	Whitehaven Coal Ltd.	3,239,434	15,225,667
	Woodside Energy Group Ltd. (WDS AU)	2,085,161	33,790,966
	Worley Ltd.	893,658	8,345,866
#	Yancoal Australia Ltd.	1,320,433	4,804,438
TOTAL AUSTRALIA			871,954,235
AUSTRIA — (0.2%)
	Erste Group Bank AG	138,521	14,349,233
	Shares	Value»
AUSTRIA — (Continued)
OMV AG	240,384	$13,160,093
TOTAL AUSTRIA		27,509,326
BELGIUM — (0.9%)
Ageas SA	487,329	32,251,228
Anheuser-Busch InBev SA (ABI BB)	777,993	47,439,834
CMB Tech NV	105,574	990,159
KBC Group NV	462,193	55,606,166
Solvay SA	24,139	740,891
Syensqo SA	106,579	8,797,701
TOTAL BELGIUM		145,825,979
CANADA — (11.4%)
Agnico Eagle Mines Ltd. (AEM US)	5	804
AltaGas Ltd.	450,341	13,219,164
ARC Resources Ltd.	289,422	5,338,382
Bank of Montreal (BMO CN)	1,808	224,596
Bank of Montreal (BMO US)	1,308,032	162,431,414
Bank of Nova Scotia (BNS CN)	503,391	33,016,248
Bank of Nova Scotia (BNS US)	1,310,049	85,939,214
Barrick Mining Corp. (ABX CN)	42,338	1,389,784
Barrick Mining Corp. (B US)	6,240,416	204,685,645
Brookfield Wealth Solutions Ltd.	5,631	259,420
Canadian Imperial Bank of Commerce (CM CN)	1,726,071	143,015,729
Canadian Imperial Bank of Commerce (CM US)	496,982	41,184,898
Canadian Pacific Kansas City Ltd. (CP CN)	5,600	402,986
Canadian Pacific Kansas City Ltd. (CP US)	132,184	9,510,639
# Canadian Tire Corp. Ltd., Class A	89,089	10,217,080
Cenovus Energy, Inc. (CVE CN)	201,738	3,408,927
Cenovus Energy, Inc. (CVE US)	3,678,868	62,246,447

17

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Endeavour Mining PLC	1,086	$43,508
	Fairfax Financial Holdings Ltd.	49,150	79,796,780
*	First Quantum Minerals Ltd.	1,335,542	27,728,763
	iA Financial Corp., Inc.	326,753	38,570,623
	IGM Financial, Inc.	87,856	3,379,438
	Imperial Oil Ltd. (IMO US)	509	44,899
	Kinross Gold Corp. (K CN)	3,849,114	89,521,299
	Kinross Gold Corp. (KGC US)	395,499	9,191,397
	Lundin Mining Corp.	2,309,640	37,150,532
	Magna International, Inc. (MGA US)	245,447	11,587,553
	Manulife Financial Corp. (MFC CN)	450,447	14,577,583
	Manulife Financial Corp. (MFC US)	2,517,875	81,503,614
	Nutrien Ltd. (NTR US)	1,766,865	96,205,788
	Onex Corp.	1,347	117,168
	Pan American Silver Corp. (PAAS US)	385,484	13,572,892
	Pembina Pipeline Corp. (PBA US)	127,858	4,836,868
	Pembina Pipeline Corp. (PPL CN)	68,815	2,603,347
	Saputo, Inc.	234,097	5,656,517
	Suncor Energy, Inc. (SU CN)	840,913	33,485,450
	Suncor Energy, Inc. (SU US)	2,343,254	93,284,942
	Teck Resources Ltd. (TECK US), Class B	1,715,498	73,629,174
	Teck Resources Ltd. (TECKB CN), Class B	83	3,561
	Toronto-Dominion Bank (TD CN)	308,375	25,319,928
	Toronto-Dominion Bank (TD US)	2,264,467	185,980,675
	Tourmaline Oil Corp.	1,579,482	69,472,207
	West Fraser Timber Co. Ltd. (WFG CN)	77,066	4,703,468
#	Whitecap Resources, Inc.	627,909	4,673,894
TOTAL CANADA			1,783,133,245
		Shares	Value»
DENMARK — (2.1%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	6,529	$13,457,282
	AP Moller - Maersk AS (MAERSKB DC), Class B	9,401	19,327,773
#	Carlsberg AS, Class B	291,587	34,284,664
#	Coloplast AS, Class B	119,873	10,841,841
	Danske Bank AS	945,349	42,250,670
*	Demant AS	151,464	5,039,227
#	DSV AS	390,713	83,381,385
*	Genmab AS (GMAB DC)	61,585	17,565,754
#	Novonesis Novozymes B, Class B	925,882	55,330,341
	Pandora AS	128,291	17,166,450
	Rockwool AS, Class A	910	31,169
	Rockwool AS, Class B	138,193	4,735,277
#	Tryg AS	598,961	14,763,779
	Vestas Wind Systems AS	403,888	8,260,359
TOTAL DENMARK			326,435,971
FINLAND — (0.8%)
#	Fortum OYJ	72,262	1,611,437
#	Nokia OYJ (NOK US), Sponsored ADR	1,331,054	9,197,583
	Nokia OYJ (NOKIA FH)	10,634,499	72,541,072
	Nordea Bank Abp (NDA FH)	4,019	68,752
	Nordea Bank Abp (NDA SS)	1,599,631	27,333,944
#	UPM-Kymmene OYJ	308,637	8,281,440
TOTAL FINLAND			119,034,228
FRANCE — (9.3%)
*	Alstom SA	128,122	3,204,021
Ω	Amundi SA	67,754	5,022,765
	BNP Paribas SA	1,245,833	96,499,675
	Bollore SE	1,793,750	9,988,281
	Bouygues SA	917,705	41,423,466
	Capgemini SE	100,777	15,504,077
	Carrefour SA	284,016	4,277,549
	Cie de Saint-Gobain SA	1,628,883	158,102,645
	Cie Generale des Etablissements Michelin SCA	2,726,690	87,105,238
	Credit Agricole SA	1,088,951	19,657,056
	Eiffage SA	284,086	34,956,710
	Engie SA	6,255,134	146,451,150
	Kering SA	11,625	4,128,234

18

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Orange SA (ORA FP)	7,133,543	$114,110,754
	Pernod Ricard SA	218,143	21,365,036
	Publicis Groupe SA (PUB FP)	330,272	33,102,870
	Renault SA	692,308	26,902,524
	Rexel SA	489,711	16,980,717
	Sanofi SA (SAN FP)	1,146,050	115,937,604
	Societe Generale SA	2,007,247	127,300,822
#	STMicroelectronics NV (STM US)	372,691	9,119,749
	TotalEnergies SE (TTE FP)	5,829,143	363,942,663
	Vivendi SE	15,802	56,918
TOTAL FRANCE			1,455,140,524
GERMANY — (7.7%)
*	Aumovio SE	192,166	8,261,934
#	BASF SE	2,933,265	144,732,639
	Bayer AG	1,371,933	42,673,273
	Bayerische Motoren Werke AG	725,332	67,633,464
	Commerzbank AG	2,905,208	105,932,286
	Continental AG	345,236	26,380,130
*	Covestro AG	486,865	34,005,429
	Daimler Truck Holding AG	1,908,515	76,498,356
#	Deutsche Bank AG (DB US)	1,042,151	37,277,741
	Deutsche Bank AG (DBK GR)	2,533,328	90,693,569
	Deutsche Lufthansa AG	524,114	4,594,853
	Deutsche Post AG	1,994,487	91,639,398
Ω	DWS Group GmbH & Co. KGaA	36,632	2,345,166
	E.ON SE	4,815,808	89,604,733
	Fresenius Medical Care AG (FME GR)	264,506	14,200,598
	Fresenius SE & Co. KGaA	565,563	32,544,166
#Ω	Hapag-Lloyd AG	7,279	1,046,583
#	Heidelberg Materials AG	492,655	115,578,590
	Henkel AG & Co. KGaA	147,291	10,998,734
	Infineon Technologies AG (IFX GR)	23,844	946,437
	Mercedes-Benz Group AG	2,103,162	136,462,687
#	Merck KGaA	64,584	8,460,090
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,745	4,173,090
	RWE AG	956,880	47,107,696
		Shares	Value»
GERMANY — (Continued)
*	Talanx AG	65,584	$7,986,249
	Volkswagen AG	53,498	5,643,065
TOTAL GERMANY			1,207,420,956
HONG KONG — (1.2%)
	BOC Hong Kong Holdings Ltd.	7,678,000	37,727,525
Ω	Budweiser Brewing Co. APAC Ltd.	2,246,100	2,278,315
	Cathay Pacific Airways Ltd.	7,060,999	10,051,501
	CK Asset Holdings Ltd.	1,259,303	6,230,079
	CK Hutchison Holdings Ltd.	3,694,984	24,503,180
	CK Infrastructure Holdings Ltd.	239,000	1,554,541
	Galaxy Entertainment Group Ltd.	2,518,000	12,545,503
	Hang Lung Properties Ltd.	52,000	57,904
#	Henderson Land Development Co. Ltd.	760,485	2,675,197
	HKT Trust & HKT Ltd.	438,000	639,555
	Hong Kong & China Gas Co. Ltd.	3,073,000	2,859,893
#	MTR Corp. Ltd.	709,433	2,602,688
	Sino Land Co. Ltd.	4,782,656	5,940,706
	Sun Hung Kai Properties Ltd.	1,853,420	22,553,868
#	Swire Pacific Ltd. (19 HK), Class A	1,088,500	8,990,269
	Swire Pacific Ltd. (87 HK), Class B	2,692,500	3,989,599
Ω	WH Group Ltd.	34,638,196	33,319,056
#	Xinyi Glass Holdings Ltd.	1,150,633	1,345,699
TOTAL HONG KONG			179,865,078
IRELAND — (0.2%)
	AIB Group PLC	1,075,655	9,913,587
	Bank of Ireland Group PLC	1,531,862	25,081,130
TOTAL IRELAND			34,994,717
ISRAEL — (1.1%)
	Ashtrom Group Ltd.	6,797	155,298
	Bank Hapoalim BM	1,744,949	35,392,204
	Bank Leumi Le-Israel BM	2,824,004	57,315,895

19

The DFA International Value Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Clal Insurance Enterprises Holdings Ltd.	232,209	$12,912,028
	Delek Group Ltd.	39,719	10,442,795
*	Equital Ltd.	2,843	135,590
	Harel Insurance Investments & Financial Services Ltd.	345,286	12,034,330
	ICL Group Ltd.	236,736	1,550,737
	Israel Discount Bank Ltd., Class A	3,035,053	30,331,661
	Kenon Holdings Ltd.	4,134	215,327
	Migdal Insurance & Financial Holdings Ltd.	1,344,878	4,826,093
	Phoenix Financial Ltd.	45,853	1,765,204
TOTAL ISRAEL			167,077,162
ITALY — (1.9%)
	Banco BPM SpA	2,118,518	30,865,626
#	BPER Banca SpA	85,983	1,030,239
	Eni SpA (ENI IM)	5,909,771	108,973,064
	Intesa Sanpaolo SpA	342,767	2,209,250
	Stellantis NV (STLA US)	208,034	2,109,465
	Stellantis NV (STLAM IM)	3,193,828	32,480,740
#	Tenaris SA (TS US), ADR	322,197	12,823,441
	UniCredit SpA	1,516,817	112,315,171
TOTAL ITALY			302,806,996
JAPAN — (21.6%)
	Acom Co. Ltd.	377,600	1,076,452
#	AGC, Inc.	699,000	21,838,871
	Air Water, Inc.	356,186	4,974,209
	Aisin Corp.	1,850,200	33,248,453
	Alfresa Holdings Corp.	101,599	1,435,428
	ALSOK Co. Ltd.	18,700	127,812
	Amada Co. Ltd.	1,065,300	12,703,311
	Asahi Group Holdings Ltd.	4,587,343	49,459,908
	Asahi Kasei Corp.	3,388,735	25,964,888
	Bridgestone Corp.	825,300	36,028,572
	Brother Industries Ltd.	683,200	11,628,555
	Canon Marketing Japan, Inc.	139,900	5,825,543
	Chiba Bank Ltd.	1,064,000	10,382,227
	Coca-Cola Bottlers Japan Holdings, Inc.	195,213	3,123,990
	COMSYS Holdings Corp.	105,199	2,652,853
		Shares	Value»
JAPAN — (Continued)
	Cosmo Energy Holdings Co. Ltd.	547,400	$12,500,089
	Credit Saison Co. Ltd.	502,392	12,238,518
	Dai Nippon Printing Co. Ltd.	537,300	8,967,738
	Daicel Corp.	290,400	2,498,629
	Dai-ichi Life Holdings, Inc.	5,520,888	38,751,083
	Daiwa House Industry Co. Ltd.	1,073,700	36,428,544
	Daiwa Securities Group, Inc.	1,687,888	12,989,904
	Denso Corp.	2,565,100	35,839,016
#	Dentsu Group, Inc.	79,800	1,580,427
	ENEOS Holdings, Inc.	10,431,203	65,807,467
	Fuji Media Holdings, Inc.	108,300	2,417,314
	FUJIFILM Holdings Corp.	1,313,200	30,435,622
	Fukuoka Financial Group, Inc.	260,600	7,573,130
	Fuyo General Lease Co. Ltd.	103,800	2,713,805
	Gunma Bank Ltd.	260,300	2,705,721
	Hachijuni Bank Ltd.	651,143	6,559,057
	Hakuhodo DY Holdings, Inc.	385,499	2,790,379
	Hankyu Hanshin Holdings, Inc.	595,100	15,980,797
	Haseko Corp.	682,372	11,019,615
	Hitachi Construction Machinery Co. Ltd.	324,999	10,577,728
	Honda Motor Co. Ltd. (7267 JP)	10,142,400	102,511,703
#	Hulic Co. Ltd.	108,100	1,116,820
	Idemitsu Kosan Co. Ltd.	3,113,310	21,649,181
	Iida Group Holdings Co. Ltd.	267,151	4,090,980
	Inpex Corp.	3,458,483	63,816,346
	Isetan Mitsukoshi Holdings Ltd.	80,200	1,258,666
	Isuzu Motors Ltd.	1,884,400	23,122,119
	Iwatani Corp.	246,200	2,563,126
	Iyogin Holdings, Inc.	184,600	2,884,538
	J Front Retailing Co. Ltd.	828,217	12,456,928
	Japan Airlines Co. Ltd.	295,000	5,314,542
	Japan Post Bank Co. Ltd.	141,100	1,581,037
	Japan Post Holdings Co. Ltd.	582,410	5,457,793
	Japan Post Insurance Co. Ltd.	146,400	3,786,242

20

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JFE Holdings, Inc.	1,167,460	$13,379,343
	JTEKT Corp.	160,371	1,604,358
	Kajima Corp.	437,300	14,097,577
	Kamigumi Co. Ltd.	315,700	9,476,750
	Kandenko Co. Ltd.	18,700	571,512
#	Kawasaki Kisen Kaisha Ltd.	693,700	9,939,021
	Kinden Corp.	141,700	5,676,097
	Kobe Steel Ltd.	891,477	10,492,120
	Koito Manufacturing Co. Ltd.	372,901	5,552,575
	Komatsu Ltd.	510,500	17,076,709
	Kubota Corp. (6326 JP)	1,873,220	24,252,877
	Kuraray Co. Ltd.	1,142,591	12,381,749
	Kyocera Corp.	1,072,649	14,233,405
	Kyoto Financial Group, Inc.	454,716	9,211,802
	Kyushu Financial Group, Inc.	402,700	2,308,026
	Lixil Corp.	547,485	6,068,092
	LY Corp.	2,562,300	7,529,358
	Marubeni Corp.	598,300	14,703,833
	Mazda Motor Corp.	930,256	6,410,255
	Mebuki Financial Group, Inc.	1,565,010	9,765,053
	Medipal Holdings Corp.	285,450	4,644,387
	MEIJI Holdings Co. Ltd.	589,100	11,340,142
	Minebea Mitsumi, Inc.	290,100	5,733,467
	Mitsubishi Chemical Group Corp.	3,643,359	19,031,363
	Mitsubishi Corp.	996,400	23,926,203
	Mitsubishi Electric Corp.	685,500	19,463,119
	Mitsubishi Estate Co. Ltd.	1,171,441	24,825,033
	Mitsubishi Gas Chemical Co., Inc.	554,400	10,257,025
	Mitsubishi HC Capital, Inc.	3,012,000	23,561,876
	Mitsubishi Logistics Corp.	530,500	3,846,674
	Mitsubishi Motors Corp.	1,361,738	3,318,451
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	9,133,350	137,961,691
	Mitsui & Co. Ltd. (8031 JP)	790,964	19,451,086
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,174	8,905,442
		Shares	Value»
JAPAN — (Continued)
	Mitsui Chemicals, Inc.	786,160	$18,560,410
	Mitsui Fudosan Co. Ltd.	1,894,200	19,723,168
#	Mitsui OSK Lines Ltd.	793,900	23,588,051
	Mizuho Financial Group, Inc. (8411 JP)	2,442,180	81,801,949
	MS&AD Insurance Group Holdings, Inc.	994,859	20,508,481
	NGK Insulators Ltd.	693,000	11,691,981
	NH Foods Ltd.	291,267	10,757,292
	NHK Spring Co. Ltd.	274,000	5,136,915
	Nikon Corp.	205,700	2,399,012
	Nippon Electric Glass Co. Ltd.	28,199	949,371
	Nippon Express Holdings, Inc.	925,869	19,698,123
	Nippon Steel Corp.	4,813,065	19,839,586
	Nippon Television Holdings, Inc.	56,400	1,368,403
#	Nippon Yusen KK	1,107,000	38,228,400
*	Nissan Motor Co. Ltd.	1,902,479	4,348,558
	Nisshin Seifun Group, Inc.	427,656	4,834,860
	Niterra Co. Ltd.	373,000	15,301,609
	NOK Corp.	164,265	2,916,775
	Nomura Holdings, Inc. (8604 JP)	5,116,202	36,509,724
	Nomura Real Estate Holdings, Inc.	2,836,500	16,198,884
	Obayashi Corp.	420,882	7,120,247
	Oji Holdings Corp.	3,428,000	17,295,568
	Omron Corp.	121,252	3,381,083
	Ono Pharmaceutical Co. Ltd.	702,595	8,574,056
	Open House Group Co. Ltd.	122,500	5,895,059
	ORIX Corp. (8591 JP)	2,005,900	49,068,389
	Panasonic Holdings Corp.	4,415,799	51,308,162
	Resona Holdings, Inc.	4,095,139	39,481,542
	Resonac Holdings Corp.	742,924	28,944,111
	Ricoh Co. Ltd.	1,566,800	13,441,237
	Rinnai Corp.	81,100	1,838,186
	Rohm Co. Ltd.	285,965	4,579,350
	SBI Holdings, Inc.	369,099	16,493,936
	Seiko Epson Corp.	770,200	9,758,901
	Seino Holdings Co. Ltd.	411,100	5,809,647
	Sekisui Chemical Co. Ltd.	447,100	7,745,687
	Sekisui House Ltd.	1,749,000	37,525,255

21

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seven & i Holdings Co. Ltd.	1,687,600	$21,465,925
	Shimamura Co. Ltd.	55,600	3,584,514
	Shimizu Corp.	194,826	2,615,179
	Shizuoka Financial Group, Inc.	745,600	10,041,452
	SoftBank Group Corp.	1,720,400	301,876,040
	Sojitz Corp.	655,840	17,399,726
	Sompo Holdings, Inc.	122,400	3,730,197
	Stanley Electric Co. Ltd.	456,100	8,958,810
	Subaru Corp.	1,980,284	42,126,819
	SUMCO Corp.	576,273	5,872,693
	Sumitomo Chemical Co. Ltd.	1,234,388	3,630,735
	Sumitomo Corp.	1,500,200	43,642,233
	Sumitomo Electric Industries Ltd.	2,995,700	109,215,443
#	Sumitomo Forestry Co. Ltd.	1,795,800	18,681,296
#	Sumitomo Heavy Industries Ltd.	313,223	8,374,505
	Sumitomo Metal Mining Co. Ltd.	204,664	6,695,058
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	5,498,799	148,873,329
	Sumitomo Mitsui Trust Group, Inc.	1,091,587	29,982,119
	Sumitomo Realty & Development Co. Ltd.	950,700	40,592,025
#	Sumitomo Rubber Industries Ltd.	517,855	6,064,816
#	Suntory Beverage & Food Ltd.	145,600	4,407,263
	Suzuken Co. Ltd.	117,500	4,462,243
	Suzuki Motor Corp.	2,281,400	34,058,725
	T&D Holdings, Inc.	63,200	1,357,253
	Taiheiyo Cement Corp.	330,146	8,957,361
	Takashimaya Co. Ltd.	764,024	8,172,271
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	1,908,471	51,504,849
	TBS Holdings, Inc.	65,400	2,258,104
	Tokyo Century Corp.	487,500	5,753,399
	Tokyo Tatemono Co. Ltd.	870,300	16,248,705
	Tokyu Fudosan Holdings Corp.	2,665,000	21,476,397
	TOPPAN Holdings, Inc.	587,100	14,359,194
	Toray Industries, Inc.	2,632,600	16,117,907
	Tosoh Corp.	958,800	13,670,134
		Shares	Value»
JAPAN — (Continued)
	TOTO Ltd.	145,800	$3,698,160
	Toyo Seikan Group Holdings Ltd.	385,349	8,651,176
#	Toyo Tire Corp.	409,266	11,185,263
	Toyoda Gosei Co. Ltd.	173,000	4,004,046
	Toyota Boshoku Corp.	203,800	3,098,795
	Toyota Industries Corp.	158,900	17,272,763
	Toyota Motor Corp. (7203 JP)	9,104,538	185,615,349
#	Toyota Motor Corp. (TM US), Sponsored ADR	77,674	15,860,254
	Toyota Tsusho Corp.	1,509,900	46,151,947
	Yakult Honsha Co. Ltd.	19,900	297,919
	Yamada Holdings Co. Ltd.	211,728	636,499
	Yamaguchi Financial Group, Inc.	157,706	1,806,813
	Yamaha Corp.	54,300	342,659
#	Yamaha Motor Co. Ltd.	3,081,200	22,199,314
	Yamato Holdings Co. Ltd.	300,600	4,395,043
	Yamato Kogyo Co. Ltd.	72,400	4,563,479
	Yokohama Financial Group, Inc.	1,803,900	13,103,952
	Yokohama Rubber Co. Ltd.	564,500	20,146,446
TOTAL JAPAN			3,365,330,711
NETHERLANDS — (4.1%)
Ω	ABN AMRO Bank NV	682,217	20,383,731
	Aegon Ltd. (AGN NA)	2,863,375	21,820,994
	Akzo Nobel NV	354,520	23,428,481
	ArcelorMittal SA (MT NA)	317,689	12,128,098
#	ArcelorMittal SA (MT US)	640,003	24,377,718
	ASR Nederland NV	633,059	42,249,495
	Coca-Cola Europacific Partners PLC	96,373	8,585,351
	HAL Trust	8,385	1,316,056
	Heineken NV	459,527	35,582,234
	ING Groep NV (INGA NA)	4,971,616	124,139,584
	JDE Peet's NV	113,610	4,134,734
	Koninklijke Ahold Delhaize NV (AD NA)	4,003,663	163,829,251
	Koninklijke KPN NV	7,233,183	33,471,274

22

The DFA International Value Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	Koninklijke Philips NV (PHG US)	630,121	$17,214,905
#	Koninklijke Philips NV (PHIA NA)	917,643	25,139,003
	NN Group NV	1,010,877	69,179,212
	Prosus NV (PRX NA)	125,760	8,692,336
TOTAL NETHERLANDS			635,672,457
NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	2,916,676	13,574,814
#	Chorus Ltd. (CNU NZ)	34,188	183,078
*	Fletcher Building Ltd. (FBU NZ)	1,380,683	2,573,773
	Fonterra Co-Operative Group Ltd.	293,628	1,372,714
#	Infratil Ltd.	496,356	3,508,256
	Mercury NZ Ltd.	582,689	2,160,048
#	Meridian Energy Ltd.	265,325	898,224
#	Summerset Group Holdings Ltd.	157,786	1,046,497
TOTAL NEW ZEALAND			25,317,404
NORWAY — (0.8%)
	Aker BP ASA	622,602	16,135,932
	Austevoll Seafood ASA	156,937	1,473,527
#Ω	Bw Lpg Ltd.	7,614	102,408
Ω	BW LPG Ltd.	280,178	3,710,316
#	DNB Bank ASA	1,058,098	27,008,399
	Equinor ASA	1,025,603	24,564,518
	Hafnia Ltd.	292,039	1,819,332
	Leroy Seafood Group ASA	24,093	113,442
	Norsk Hydro ASA	2,197,036	14,853,195
	Odfjell Drilling Ltd.	11,323	90,951
	Sparebank 1 Oestlandet	1,244	21,815
	SpareBank 1 Sor-Norge ASA	354,504	6,102,214
	Stolt-Nielsen Ltd.	115,466	3,872,863
#	Subsea 7 SA	573,605	10,475,941
	Wallenius Wilhelmsen ASA	540,692	4,228,691
	Wilh Wilhelmsen Holding ASA, Class A	10,461	527,273
	Yara International ASA	151,606	5,523,324
TOTAL NORWAY			120,624,141
PORTUGAL — (0.1%)
	EDP Renovaveis SA	326,297	4,770,686
		Shares	Value»
PORTUGAL — (Continued)
	Galp Energia SGPS SA	454,681	$9,135,028
TOTAL PORTUGAL			13,905,714
SINGAPORE — (1.0%)
	CapitaLand Investment Ltd.	2,777,800	5,627,933
	City Developments Ltd.	12,600	69,986
#	Genting Singapore Ltd.	5,312,600	2,977,970
	Hongkong Land Holdings Ltd.	1,460,900	8,926,562
#	Jardine Cycle & Carriage Ltd.	221,500	5,530,760
	Keppel Ltd.	5,479,300	42,850,029
	Oversea-Chinese Banking Corp. Ltd.	1,793,200	23,457,562
	Seatrium Ltd.	1,927,414	3,215,383
	Singapore Airlines Ltd.	390,500	1,987,847
	United Overseas Bank Ltd.	1,606,700	42,734,126
	UOL Group Ltd.	974,274	5,952,045
	Wilmar International Ltd.	2,871,400	6,900,281
TOTAL SINGAPORE			150,230,484
SOUTH AFRICA — (0.0%)
	Valterra Platinum Ltd.	19,939	1,218,793
SPAIN — (3.8%)
#	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	4,768,679	96,070,150
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	221	4,449
	Banco de Sabadell SA	862,269	3,232,556
#	Banco Santander SA (SAN SM)	32,206,047	328,185,612
	CaixaBank SA	7,948,554	84,014,195
Ω	Cellnex Telecom SA	30,906	962,157
	Mapfre SA	355,435	1,569,720
	Repsol SA (REP SM)	4,193,907	76,955,479
TOTAL SPAIN			590,994,318
SWEDEN — (2.3%)
*	Asmodee Group AB, Class B	15,312	197,324
	Betsson AB, Class B	804	12,530
	Billerud Aktiebolag	269,457	2,493,399
#*	Boliden AB	1,013,858	45,463,888

23

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Bure Equity AB	69,187	$2,026,302
	Essity AB (ESSITYB SS), Class B	887,978	24,390,647
	Getinge AB, Class B	227,238	5,323,213
	Hexagon AB, Class B	1,246,155	15,190,155
	Hexpol AB	195,650	1,778,893
	Holmen AB (HOLMA SS), Class A	5,562	207,618
#	Holmen AB (HOLMB SS), Class B	176,174	6,656,907
#	Husqvarna AB (HUSQB SS), Class B	203,840	965,192
	Loomis AB	311,174	12,535,779
	Pandox AB	118,934	2,372,927
	Peab AB, Class B	2,404	19,456
#	Securitas AB, Class B	1,182,770	17,423,212
*Ω	Sinch AB	631,787	2,287,801
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	2,936,221	56,051,212
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,462	281,581
	Skanska AB, Class B	735,929	20,040,823
	SKF AB (SKFB SS), Class B	1,216,239	31,174,668
	SSAB AB (SSABA SS), Class A	564,486	3,570,687
	SSAB AB (SSABB SS), Class B	1,830,262	11,332,787
	Svenska Cellulosa AB SCA (SCAA SS), Class A	34,534	462,441
	Svenska Cellulosa AB SCA (SCAB SS), Class B	626,961	8,351,209
#	Svenska Handelsbanken AB (SHBA SS), Class A	1,347,720	17,586,840
#	Svenska Handelsbanken AB (SHBB SS), Class B	40,612	889,418
	Swedbank AB, Class A	1,001,439	30,404,470
*	Swedish Orphan Biovitrum AB	20,004	689,203
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	53,095	538,694
	Telia Co. AB	4,570,592	17,992,905
	Trelleborg AB, Class B	537,345	22,424,598
		Shares	Value»
SWEDEN — (Continued)
	Vitrolife AB	2,100	$32,411
#*	Volvo Car AB, Class B	463,180	1,604,990
TOTAL SWEDEN			362,774,180
SWITZERLAND — (9.0%)
#	Alcon AG	569,260	42,384,270
*	Amrize Ltd.	1,295,000	67,010,949
	Baloise Holding AG	100,891	25,055,374
	Banque Cantonale Vaudoise	12,011	1,394,556
	Cie Financiere Richemont SA, Class A	697,933	138,055,037
	DSM-Firmenich AG	174,413	14,216,212
	Helvetia Holding AG	16,794	4,126,768
	Holcim AG (HOLN SW)	1,345,752	119,638,978
	Julius Baer Group Ltd.	495,321	33,438,386
	Lonza Group AG	98,153	67,777,736
	Novartis AG (NOVN SW)	1,005,063	124,388,262
	Novartis AG (NVS US), Sponsored ADR	205,429	25,430,056
	Sandoz Group AG (SDZ SW)	332,697	22,183,181
	Sandoz Group AG (SDZNY US), ADR	275,714	18,343,252
#	Swiss Life Holding AG	87,340	94,803,383
	Swiss Prime Site AG	93,913	13,349,066
	Swiss Re AG	713,905	130,360,435
#	Swisscom AG	94,854	69,482,708
#*	UBS Group AG (UBS US)	102,122	3,917,377
	UBS Group AG (UBSG SW)	4,284,505	163,947,921
	Zurich Insurance Group AG	326,832	227,302,184
TOTAL SWITZERLAND			1,406,606,091
UNITED KINGDOM — (12.7%)
	Anglo American PLC	826,798	31,279,934
	Associated British Foods PLC	238,264	7,189,984
	Barclays PLC (BARC LN)	7,305,202	39,182,329
	Barclays PLC (BCS US), Sponsored ADR	1,376,289	29,576,451
	Barratt Redrow PLC	1,173,532	5,807,197
	BP PLC (BP LN)	7,962,719	46,652,038
	BP PLC (BP US), Sponsored ADR	3,782,975	132,895,912

24

The DFA International Value Series
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	British American Tobacco PLC (BATS LN)	2,418,176	$123,848,079
	British American Tobacco PLC (BTI US), Sponsored ADR	160,135	8,197,311
	BT Group PLC	30,893,447	75,397,707
*	Canal & SA	546,690	1,721,493
	Centrica PLC	2,587,352	6,097,873
	Glencore PLC	12,726,245	60,965,904
	HSBC Holdings PLC (HSBA LN)	11,272,844	157,813,522
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,129,759	149,232,212
	J Sainsbury PLC	5,358,179	24,057,615
	Kingfisher PLC	6,401,753	25,962,821
	Lloyds Banking Group PLC (LLOY LN)	141,879,076	166,351,436
#	Lloyds Banking Group PLC (LYG US), ADR	1,844,768	8,688,857
	NatWest Group PLC (NWG LN)	16,850,471	129,723,562
	NatWest Group PLC (NWG US), Sponsored ADR	430,402	6,658,319
#	Pearson PLC (PSO US), Sponsored ADR	247,148	3,437,829
	Shell PLC (SHEL LN)	307,658	11,533,916
	Shell PLC (SHEL US), ADR	8,154,062	610,902,325
	Standard Chartered PLC	3,879,521	79,635,854
	Vodafone Group PLC (VOD LN)	26,152,509	31,659,519
TOTAL UNITED KINGDOM			1,974,469,999
	Shares	Value»
UNITED STATES — (0.1%)
* Flutter Entertainment PLC	2,096	$482,762
# International Paper Co.	517,543	20,265,765
TOTAL UNITED STATES		20,748,527
TOTAL COMMON STOCKS		15,289,091,236
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG, 5.764%	130,148	11,275,476
# Henkel AG & Co. KGaA, 2.901%	368,277	29,835,184
Volkswagen AG, 7.042%	253,519	26,400,642
TOTAL GERMANY		67,511,302
TOTAL INVESTMENT SECURITIES (Cost $9,326,906,335)		15,356,602,538

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	20,229,477	233,994,358
TOTAL INVESTMENTS — (100.0%)
(Cost $9,560,900,693)			$15,590,596,896
As of October 31, 2025, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	403	12/19/25	$135,454,410	$138,511,100	$3,056,690
Total Futures Contracts			$135,454,410	$138,511,100	$3,056,690

25

The DFA International Value Series
CONTINUED
As of October 31, 2025, the value of Rule 144A securities amounted to $71,458,298 or 0.5% of net assets.
Summary of the Series' investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$871,954,235	—	$871,954,235
Austria	—	27,509,326	—	27,509,326
Belgium	$990,159	144,835,820	—	145,825,979
Canada	1,783,133,245	—	—	1,783,133,245
Denmark	—	326,435,971	—	326,435,971
Finland	9,197,583	109,836,645	—	119,034,228
France	9,119,749	1,446,020,775	—	1,455,140,524
Germany	45,539,675	1,161,881,281	—	1,207,420,956
Hong Kong	—	179,865,078	—	179,865,078
Ireland	—	34,994,717	—	34,994,717
Israel	—	167,077,162	—	167,077,162
Italy	14,932,906	287,874,090	—	302,806,996
Japan	24,765,696	3,340,565,015	—	3,365,330,711
Netherlands	41,592,623	594,079,834	—	635,672,457
New Zealand	—	25,317,404	—	25,317,404
Norway	102,408	120,521,733	—	120,624,141
Portugal	—	13,905,714	—	13,905,714
Singapore	—	150,230,484	—	150,230,484
South Africa	—	1,218,793	—	1,218,793
Spain	4,449	590,989,869	—	590,994,318
Sweden	—	362,774,180	—	362,774,180
Switzerland	52,912,004	1,353,694,087	—	1,406,606,091
United Kingdom	949,589,216	1,024,880,783	—	1,974,469,999
United States	—	20,748,527	—	20,748,527
Preferred Stocks
Germany	—	67,511,302	—	67,511,302
Securities Lending Collateral	—	233,994,358	—	233,994,358
Total Investments in Securities	$2,931,879,713	$12,658,717,183	—	$15,590,596,896
Financial Instruments
Assets
Futures Contracts**	3,056,690	—	—	3,056,690
Total Financial Instruments	$3,056,690	—	—	$3,056,690
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
26

The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (5.8%)
	Alphabet, Inc. (GOOG US), Class C	276,088	$77,807,120
	Alphabet, Inc. (GOOGL US), Class A	237,277	66,719,920
#	AT&T, Inc.	12,398,869	306,872,008
#*	Charter Communications, Inc., Class A	351,419	82,175,819
	Comcast Corp., Class A	6,713,435	186,868,463
	Electronic Arts, Inc.	801,959	160,439,918
	Fox Corp. (FOX US), Class B	422,883	24,700,596
#	Fox Corp. (FOXA US), Class A	1,001,658	64,757,190
*	GCI Liberty, Inc. (GLBKV US), Class C	2,991	109,545
*	GCI Liberty, Inc. (GLIBA US), Class A	3,699	135,273
	Interpublic Group of Cos., Inc.	609,073	15,628,813
*	Liberty Broadband Corp. (LBRDA US), Class A	18,498	989,458
*	Liberty Broadband Corp. (LBRDK US), Class C	14,958	805,040
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	39,281	3,573,785
#*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	233,585	23,323,462
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	655	57,470
#	News Corp. (NWS US), Class B	85,272	2,598,238
	News Corp. (NWSA US), Class A	732,806	19,419,359
	Omnicom Group, Inc.	4,358	326,937
*	Pinterest, Inc., Class A	126,654	4,192,247
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Take-Two Interactive Software, Inc.	1	$256
	T-Mobile U.S., Inc.	780,597	163,964,400
	Verizon Communications, Inc.	7,122,827	283,061,145
	Walt Disney Co.	1,207,970	136,041,581
*	Warner Bros Discovery, Inc.	1,885,462	42,328,622
TOTAL COMMUNICATION SERVICES			1,666,896,665
CONSUMER DISCRETIONARY — (4.7%)
*	Amazon.com, Inc.	257,971	63,001,678
*	Aptiv PLC	539,681	43,768,129
	Aramark	434,491	16,458,519
	Autoliv, Inc.	113,074	13,207,043
	Best Buy Co., Inc.	207,685	17,059,246
	BorgWarner, Inc.	158,149	6,794,081
#*	Carnival Corp.	3,646,063	105,115,996
*	Deckers Outdoor Corp.	64	5,216
	Dick's Sporting Goods, Inc.	73,262	16,223,870
	DR Horton, Inc.	689,267	102,755,925
*	Flutter Entertainment PLC	212,897	49,517,713
	Ford Motor Co.	13,209,002	173,434,196
	Garmin Ltd.	292,896	62,662,170
	General Motors Co.	4,682,526	323,515,722
	Gentex Corp.	245,667	5,760,891
	Genuine Parts Co.	383,763	48,856,868
#	Hyatt Hotels Corp., Class A	23,759	3,264,724
#	Lennar Corp. (LEN US), Class A	538,908	66,700,643
	Lennar Corp. (LENB US), Class B	15,338	1,810,651
	LKQ Corp.	501,732	16,035,355
*	Lululemon Athletica, Inc.	241,698	41,219,177
*	MGM Resorts International	343,911	11,015,469
*	NVR, Inc.	5,811	41,902,075
	Penske Automotive Group, Inc.	66,102	10,580,947
	PulteGroup, Inc.	684,234	82,019,130
	Ralph Lauren Corp.	46,873	14,983,423
	Somnigroup International, Inc.	128,300	10,179,322

27

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	TopBuild Corp.	2,463	$1,040,568
TOTAL CONSUMER DISCRETIONARY			1,348,888,747
CONSUMER STAPLES — (3.9%)
	Albertsons Cos., Inc., Class A	6,496	114,914
	Archer-Daniels-Midland Co.	799,300	48,381,629
	Bunge Global SA	365,951	34,618,965
#	Casey's General Stores, Inc.	93,122	47,789,279
	Church & Dwight Co., Inc.	391,031	34,289,508
	Constellation Brands, Inc., Class A	581,782	76,434,519
#	Dollar General Corp.	576,534	56,880,844
#*	Dollar Tree, Inc.	676,384	67,043,182
	General Mills, Inc.	1,789,821	83,423,557
	J.M. Smucker Co.	139,483	14,443,465
	Kenvue, Inc.	5,822,996	83,676,453
	Keurig Dr. Pepper, Inc.	1,519,367	41,266,008
	Kraft Heinz Co.	1,330,199	32,895,821
	Kroger Co.	2,303,017	146,540,972
	McCormick & Co., Inc. (MKC US)	356,607	22,879,905
	Molson Coors Beverage Co., Class B	271,122	11,853,454
	Mondelez International, Inc., Class A	1,464,822	84,168,672
*	Performance Food Group Co.	268,126	25,938,509
	Procter & Gamble Co.	346,179	52,054,936
	Target Corp.	882,070	81,785,530
	Tyson Foods, Inc., Class A	330,342	16,982,882
*	U.S. Foods Holding Corp.	780,901	56,709,031
TOTAL CONSUMER STAPLES			1,120,172,035
ENERGY — (11.7%)
	Baker Hughes Co.	3,609,986	174,759,422
	Cheniere Energy, Inc.	7,854	1,665,048
	Chevron Corp.	4,180,148	659,292,943
	ConocoPhillips	2,683,481	238,454,122
	Coterra Energy, Inc.	2,516,478	59,539,870
	Devon Energy Corp.	2,126,023	69,074,487
	Diamondback Energy, Inc.	650,213	93,104,000
	EOG Resources, Inc.	1,812,838	191,870,774
	EQT Corp.	1,033,821	55,392,129
		Shares	Value†
ENERGY — (Continued)
	Expand Energy Corp.	98,730	$10,199,796
	Exxon Mobil Corp.	6,605,535	755,408,983
	Halliburton Co.	842,281	22,606,822
	Kinder Morgan, Inc.	5,924,552	155,164,017
	Marathon Petroleum Corp.	1,054,351	205,503,553
#	Occidental Petroleum Corp.	3,005,872	123,841,926
	ONEOK, Inc.	1,388,041	92,998,747
	Ovintiv, Inc.	9,098	341,266
	Permian Resources Corp.	1,479	18,576
	Phillips 66	481,752	65,585,717
	SLB Ltd.	4,746,003	171,140,868
	TechnipFMC PLC	145,664	6,023,206
	Valero Energy Corp.	383,410	65,011,000
	Williams Cos., Inc.	2,867,326	165,932,156
TOTAL ENERGY			3,382,929,428
FINANCIALS — (23.2%)
#	Aflac, Inc.	1,033,067	110,734,452
	Allstate Corp.	742,245	142,154,762
	Ally Financial, Inc.	158,292	6,168,639
	American International Group, Inc.	1,397,918	110,379,605
	Arch Capital Group Ltd.	850,122	73,374,030
	Arthur J Gallagher & Co.	11,915	2,972,673
	Bank of America Corp.	4,067,188	217,391,199
	Bank of New York Mellon Corp.	1,335,524	144,143,105
*	Berkshire Hathaway, Inc., Class B	1,096,381	523,565,783
	Blackrock, Inc.	43,496	47,097,904
*	Block, Inc.	296,715	22,532,537
	BOK Financial Corp.	6,114	639,402
	Capital One Financial Corp.	628,863	138,343,571
	Carlyle Group, Inc.	31,843	1,697,869
	Charles Schwab Corp.	402,246	38,020,292
	Chubb Ltd.	528,954	146,488,521
	Cincinnati Financial Corp.	104,874	16,212,472
	Citigroup, Inc.	1,064,048	107,713,579
	Citizens Financial Group, Inc.	645,174	32,820,001
	CME Group, Inc.	109,909	29,179,740
	Corebridge Financial, Inc.	889,582	28,964,790
	Everest Group Ltd.	4,472	1,406,533
	Fidelity National Financial, Inc.	344,416	19,025,540

28

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Fidelity National Information Services, Inc.	1,819,611	$113,762,080
	Fifth Third Bancorp	2,268,007	94,394,451
	First Citizens BancShares, Inc., Class A	15,733	28,709,893
*	Fiserv, Inc.	622,552	41,517,993
	Franklin Resources, Inc.	8,604	194,536
#	Global Payments, Inc.	265,951	20,680,350
#	Goldman Sachs Group, Inc.	474,899	374,871,024
	Hartford Insurance Group, Inc.	975,111	121,089,284
#	Huntington Bancshares, Inc.	3,956,669	61,090,969
	Intercontinental Exchange, Inc.	509,840	74,584,494
	Jefferies Financial Group, Inc.	40,953	2,163,547
	JPMorgan Chase & Co.	4,334,848	1,348,657,910
	KeyCorp	2,313,801	40,699,760
	Loews Corp.	239,787	23,873,194
	M&T Bank Corp.	334,193	61,448,067
*	Markel Group, Inc.	20,524	40,525,254
	MetLife, Inc.	2,052,753	163,850,744
#	Morgan Stanley	1,533,584	251,507,776
	Nasdaq, Inc.	31,395	2,683,959
	Northern Trust Corp.	410,588	52,830,358
	Old Republic International Corp.	17,558	692,839
*	PayPal Holdings, Inc.	3,046,364	211,021,634
	PNC Financial Services Group, Inc.	317,484	57,956,704
	Principal Financial Group, Inc.	1,310,318	110,119,125
	Prudential Financial, Inc.	813,831	84,638,424
	Raymond James Financial, Inc.	491,552	77,994,556
	Regions Financial Corp.	1,031,517	24,962,711
	Reinsurance Group of America, Inc.	32,786	5,982,134
	RenaissanceRe Holdings Ltd.	10,134	2,574,948
	State Street Corp.	691,046	79,926,380
	Synchrony Financial	1,290,306	95,972,960
	T. Rowe Price Group, Inc.	291,092	29,845,663
	Travelers Cos., Inc.	795,330	213,641,545
	Truist Financial Corp.	2,319,292	103,510,002
		Shares	Value†
FINANCIALS — (Continued)
	U.S. Bancorp	3,009,152	$140,467,215
	Unum Group	46,438	3,409,478
	W.R. Berkley Corp.	597,024	42,591,692
	Wells Fargo & Co.	5,720,327	497,496,839
	Willis Towers Watson PLC	73,550	23,028,505
TOTAL FINANCIALS			6,685,995,996
HEALTH CARE — (15.2%)
	Abbott Laboratories	2,350,069	290,515,530
	Agilent Technologies, Inc.	441,748	64,654,237
	Becton Dickinson & Co.	674,624	120,562,055
*	Biogen, Inc.	164,710	25,409,812
*	Boston Scientific Corp.	665,595	67,038,728
	Bristol-Myers Squibb Co.	3,238,811	149,212,023
*	Centene Corp.	243,616	8,616,698
*	Charles River Laboratories International, Inc.	2,213	398,495
	Cigna Group	514,996	125,870,172
*	Cooper Cos., Inc.	36	2,517
	CVS Health Corp.	2,021,199	157,956,702
	Danaher Corp.	361,302	77,817,225
*	Edwards Lifesciences Corp.	954,526	78,700,669
	Elevance Health, Inc.	398,051	126,261,777
*	Fortrea Holdings, Inc.	46,477	486,149
*	GE HealthCare Technologies, Inc.	1,548,573	116,065,546
	Gilead Sciences, Inc.	1,068,301	127,971,777
#*	Henry Schein, Inc.	90,638	5,728,322
*	Hologic, Inc.	167,836	12,404,759
	Humana, Inc.	361,855	100,664,442
*	Incyte Corp.	350,140	32,731,087
*	IQVIA Holdings, Inc.	279,215	60,438,879
	Johnson & Johnson	3,881,281	733,057,542
	Labcorp Holdings, Inc.	450,068	114,299,269
	Medtronic PLC	2,021,760	183,373,632
	Merck & Co., Inc.	553,424	47,583,396
*	Neurocrine Biosciences, Inc.	9,158	1,311,517
	Pfizer, Inc.	9,529,347	234,898,404
#	Quest Diagnostics, Inc.	590,698	103,933,313
	Regeneron Pharmaceuticals, Inc.	117,321	76,469,828
#	ResMed, Inc.	121,037	29,881,615
#	Revvity, Inc.	55,787	5,221,105
	Royalty Pharma PLC, Class A	487,741	18,309,797

29

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	STERIS PLC	227,712	$53,671,718
	Stryker Corp.	141,015	50,235,184
*	Tenet Healthcare Corp.	223,843	46,221,341
	Thermo Fisher Scientific, Inc.	425,328	241,326,854
#*	United Therapeutics Corp.	62,442	27,813,540
	UnitedHealth Group, Inc.	1,529,971	522,576,583
	Universal Health Services, Inc., Class B	97,263	21,107,044
*	Vertex Pharmaceuticals, Inc.	114,840	48,872,459
	Viatris, Inc.	606,093	6,279,123
	West Pharmaceutical Services, Inc.	45,288	12,774,386
	Zimmer Biomet Holdings, Inc.	409,099	41,138,995
TOTAL HEALTH CARE			4,369,864,246
INDUSTRIALS — (13.8%)
	AECOM	83,796	11,257,993
*	AeroVironment, Inc.	5,859	2,167,303
*	Amentum Holdings, Inc.	148,537	3,328,714
	AMETEK, Inc.	533,970	107,920,677
*	Builders FirstSource, Inc.	138,615	16,102,905
	Carlisle Cos., Inc.	1,130	367,307
	Carrier Global Corp.	1,673,050	99,529,745
*	Clean Harbors, Inc.	29,177	6,142,050
	CNH Industrial NV	448,154	4,701,135
*	Copart, Inc.	1,258,806	54,141,246
	CSX Corp.	6,187,578	222,876,560
	Cummins, Inc.	471,456	206,346,862
#	Curtiss-Wright Corp.	10,051	5,987,682
	Deere & Co.	509,386	235,147,859
	Delta Air Lines, Inc.	2,785,685	159,842,605
	Dover Corp.	309,454	56,153,523
	Emerson Electric Co.	1,112,396	155,257,110
	Equifax, Inc.	165,375	34,910,663
	FedEx Corp.	761,554	193,297,636
	Fortive Corp.	379,069	19,082,333
	Fortune Brands Innovations, Inc.	162,069	8,233,105
	General Dynamics Corp.	472,813	163,073,204
	Howmet Aerospace, Inc.	1	206
#	Hubbell, Inc.	37,902	17,813,940
	IDEX Corp.	257	44,065
		Shares	Value†
INDUSTRIALS — (Continued)
	Ingersoll Rand, Inc.	519,834	$39,678,929
	Jacobs Solutions, Inc.	206,567	32,185,204
	JB Hunt Transport Services, Inc.	47,493	8,019,668
	Johnson Controls International PLC	759,811	86,914,780
	L3Harris Technologies, Inc.	443,494	128,214,115
	Leidos Holdings, Inc.	444,939	84,747,531
	ManpowerGroup, Inc.	2,452	75,178
*	MasTec, Inc.	27,153	5,543,556
	Nordson Corp.	23	5,335
	Norfolk Southern Corp.	741,835	210,221,202
	Northrop Grumman Corp.	291,481	170,064,589
	nVent Electric PLC	45,556	5,209,329
	Old Dominion Freight Line, Inc.	45,746	6,423,653
	Oshkosh Corp.	2,394	295,156
	Otis Worldwide Corp.	231,037	21,430,992
	Owens Corning	116,206	14,794,186
	PACCAR, Inc.	1,432,304	140,938,714
	Parker-Hannifin Corp.	123,141	95,167,059
	Pentair PLC	542,545	57,699,661
	Regal Rexnord Corp.	1,060	149,343
	Republic Services, Inc.	407,318	84,819,900
	RTX Corp.	2,043,935	364,842,398
	Snap-on, Inc.	278,840	93,564,762
#	Southwest Airlines Co.	628,885	19,055,216
	SS&C Technologies Holdings, Inc.	630,770	53,564,988
#	Stanley Black & Decker, Inc.	152,348	10,317,007
	Textron, Inc.	193,373	15,626,472
	TransUnion	352,250	28,595,655
#*	U-Haul Holding Co. (UHAL US)	9,000	478,440
	U-Haul Holding Co. (UHAL/B US)	411,843	19,970,267
*	United Airlines Holdings, Inc.	1,141,497	107,346,378
	United Parcel Service, Inc., Class B	287,908	27,760,089
	United Rentals, Inc.	147,943	128,884,983
	Westinghouse Air Brake Technologies Corp.	395,247	80,804,297
	Xylem, Inc.	391,190	59,011,012
TOTAL INDUSTRIALS			3,986,146,472

30

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (12.3%)
	Accenture PLC, Class A	512,890	$128,273,789
*	Advanced Micro Devices, Inc.	553,166	141,676,876
	Amdocs Ltd.	259,502	21,865,639
	Analog Devices, Inc.	573,276	134,221,110
	Applied Materials, Inc.	45,633	10,637,052
	Cisco Systems, Inc.	8,816,508	644,574,900
	Cognizant Technology Solutions Corp., Class A	1,724,475	125,679,738
*	Coherent Corp.	18,963	2,502,358
	Corning, Inc.	1,752,810	156,140,315
*	F5, Inc.	110,146	27,872,445
*	First Solar, Inc.	243,212	64,923,011
#*	Flex Ltd.	977,680	61,124,554
#*	GLOBALFOUNDRIES, Inc.	246,437	8,773,157
#	Hewlett Packard Enterprise Co.	4,635,776	113,205,650
	HP, Inc.	317,872	8,795,518
*	Intel Corp.	2,499,131	99,940,249
*	Keysight Technologies, Inc.	284,826	52,111,765
	Marvell Technology, Inc.	798,675	74,867,795
	Microchip Technology, Inc.	73,167	4,567,084
	Micron Technology, Inc.	1,911,377	427,708,831
	NXP Semiconductors NV	623,233	130,330,485
*	Okta, Inc.	31,252	2,860,496
*	ON Semiconductor Corp.	454,958	22,784,297
*	Qorvo, Inc.	56,258	5,340,009
	QUALCOMM, Inc.	995,290	180,047,961
	Ralliant Corp.	162,226	7,124,966
	Roper Technologies, Inc.	86,628	38,649,082
	Salesforce, Inc.	1,071,935	279,142,593
*	Sandisk Corp.	221,962	44,243,685
	Skyworks Solutions, Inc.	99,528	7,735,316
#*	Super Micro Computer, Inc.	1,025,200	53,269,392
	TD SYNNEX Corp.	53,561	8,381,761
	TE Connectivity PLC	1,024,738	253,120,533
*	Teledyne Technologies, Inc.	63,273	33,333,482
*	Trimble, Inc.	302,052	24,088,647
#*	Twilio, Inc., Class A	126,491	17,061,106
	Western Digital Corp.	623,210	93,612,374
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zebra Technologies Corp., Class A	64,906	$17,475,941
*	Zoom Communications, Inc.	322,219	28,107,163
TOTAL INFORMATION TECHNOLOGY			3,556,171,125
MATERIALS — (6.0%)
	Air Products & Chemicals, Inc.	462,255	112,138,440
#	Albemarle Corp.	41,730	4,099,138
	Amcor PLC	2,583,263	20,407,778
	Ball Corp.	107,804	5,066,788
	Celanese Corp.	22,146	851,292
	CF Industries Holdings, Inc.	219,341	18,268,912
	Corteva, Inc.	789,571	48,511,242
	CRH PLC (CRHCF US)	1,624,457	193,472,829
	Crown Holdings, Inc.	16,342	1,588,116
	Dow, Inc.	767,394	18,302,347
	DuPont de Nemours, Inc.	470,486	38,415,182
	Eastman Chemical Co.	213,002	12,677,879
	Freeport-McMoRan, Inc.	4,625,487	192,882,808
	International Flavors & Fragrances, Inc.	56,504	3,558,057
#	International Paper Co.	830,228	32,080,010
	Linde PLC	805,275	336,846,532
	LyondellBasell Industries NV, Class A	379,097	17,597,683
	Martin Marietta Materials, Inc.	139,429	85,483,920
	Newmont Corp.	1,913,125	154,905,731
	Nucor Corp.	637,968	95,727,098
	Packaging Corp. of America	304,158	59,541,970
	PPG Industries, Inc.	762,695	74,553,436
	Reliance, Inc.	47,069	13,293,698
	RPM International, Inc.	35,034	3,828,516
	Smurfit WestRock PLC	732,183	27,032,196
	Steel Dynamics, Inc.	340,340	53,365,312
	Vulcan Materials Co.	350,819	101,562,100
#	Westlake Corp.	188,100	12,943,161
TOTAL MATERIALS			1,739,002,171

31

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	592,444	$90,306,239
*	CoStar Group, Inc.	263,971	18,163,845
*	Jones Lang LaSalle, Inc.	37,934	11,573,284
*	Zillow Group, Inc. (Z US), Class C	194,438	14,578,961
*	Zillow Group, Inc. (ZG US), Class A	40,662	2,908,553
TOTAL REAL ESTATE			137,530,882
TOTAL COMMON STOCKS Cost ($18,936,328,896)			27,993,597,767

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	263,559,847	$263,559,847
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	49,276,194	569,977,734
TOTAL INVESTMENTS — (100.0%)
(Cost $19,769,866,477)			$28,827,135,348
As of October 31, 2025, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	589	12/19/25	$196,945,264	$202,439,300	$5,494,036
Total Futures Contracts			$196,945,264	$202,439,300	$5,494,036
Summary of the Series' investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,666,896,665	—	—	$1,666,896,665
Consumer Discretionary	1,348,888,747	—	—	1,348,888,747
Consumer Staples	1,120,172,035	—	—	1,120,172,035
Energy	3,382,929,428	—	—	3,382,929,428
Financials	6,685,995,996	—	—	6,685,995,996
Health Care	4,369,864,246	—	—	4,369,864,246
Industrials	3,986,146,472	—	—	3,986,146,472
Information Technology	3,556,171,125	—	—	3,556,171,125
Materials	1,739,002,171	—	—	1,739,002,171
Real Estate	137,530,882	—	—	137,530,882
Temporary Cash Investments	263,559,847	—	—	263,559,847
Securities Lending Collateral	—	$569,977,734	—	569,977,734
Total Investments in Securities	$28,257,157,614	$569,977,734	—	$28,827,135,348

32

The U.S. Large Cap Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$5,494,036	—	—	$5,494,036
Total Financial Instruments	$5,494,036	—	—	$5,494,036
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
33

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands)

	The DFA International Value Series*	The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $443,347 and $588,243 of securities on loan, respectively)	$15,356,603	$27,993,598
Temporary Cash Investments at Value & Cost	—	263,560
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $233,994 and $569,978, respectively)	233,994	569,978
Segregated Cash for Futures Contracts	8,581	12,542
Foreign Currencies at Value	3,149	—
Cash	139,882	—
Receivables:
Investment Securities Sold	—	6,961
Dividends, Interest and Tax Reclaims	125,177	24,691
Securities Lending Income	193	45
Futures Variation Margin	374	547
Total Assets	15,867,953	28,871,922
LIABILITIES:
Payables:
Upon Return of Securities Loaned	233,924	569,896
Investment Securities Purchased	—	7,565
Due to Advisor	2,640	2,414
Accrued Expenses and Other Liabilities	568	819
Total Liabilities	237,132	580,694
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$15,630,821	$28,291,228
Investment Securities at Cost	$9,326,906	$18,936,329
Foreign Currencies at Cost	$3,136	$—

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
34

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	The DFA International Value Series	The U.S. Large Cap Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $47,025 and $114, respectively)	$529,966	$622,261
Dividend Income from Affiliates	11,290	14,131
Income from Securities Lending, Net	3,618	548
Total Investment Income	544,874	636,940
Expenses
Investment Management Fees	27,529	28,057
Accounting & Transfer Agent Fees	311	645
Custodian Fees	688	274
Shareholders' Reports	5	—
Trustees' Fees and Expenses	103	219
Professional Fees	277	386
Other	284	624
Total Expenses	29,197	30,205
Net Expenses	29,197	30,205
Net Investment Income (Loss)	515,677	606,735
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	35,125	(501,158)
Affiliated Investment Companies Shares Sold	9	82
Futures	15,034	61,101
Foreign Currency Transactions	1,631	—
In-Kind Redemptions	138,875	4,162,311
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,179,348	(1,720,315)
Affiliated Investment Companies Shares	(6)	—
Futures	3,895	9,857
Translation of Foreign Currency-Denominated Amounts	3,717	—
Net Realized and Unrealized Gain (Loss)	3,377,628	2,011,878
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,893,305	$2,618,613
See accompanying Notes to Financial Statements.
35

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	The DFA International Value Series		The U.S. Large Cap Value Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$515,677	$485,329	$606,735	$626,482
Net Realized Gain (Loss) on:
Investment Securities Sold	35,125	3,034	(501,158)	(240,045)
Affiliated Investment Companies Shares Sold	9	(46)	82	(92)
Futures	15,034	24,211	61,101	93,061
Foreign Currency Transactions	1,631	2,242	—	—
In-Kind Redemptions	138,875	178,254	4,162,311	4,160,840
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,179,348	1,773,464	(1,720,315)	2,588,983
Affiliated Investment Companies Shares	(6)	6	—	—
Futures	3,895	3,619	9,857	(2,188)
Translation of Foreign Currency-Denominated Amounts	3,717	890	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	3,893,305	2,471,003	2,618,613	7,227,041
Transactions in Interest:
Contributions	861,188	574,640	6,369,289	5,352,627
Withdrawals	(1,593,307)	(2,017,781)	(9,203,133)	(8,721,188)
Net Increase (Decrease) from Transactions in Interest	(732,119)	(1,443,141)	(2,833,844)	(3,368,561)
Total Increase (Decrease) in Net Assets	3,161,186	1,027,862	(215,231)	3,858,480
Net Assets
Beginning of Year	12,469,635	11,441,773	28,506,459	24,647,979
End of Year	$15,630,821	$12,469,635	$28,291,228	$28,506,459
See accompanying Notes to Financial Statements.
36

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The DFA International Value Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Total Return	32.09%	21.98%	17.00%	(13.82%)	51.09%
Net Assets, End of Year (thousands)	$15,630,821	$12,469,635	$11,441,773	$10,527,133	$12,297,493
Ratio of Expenses to Average Net Assets	0.21%	0.22%	0.21%	0.21%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%	0.22%	0.21%	0.21%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.75%	3.83%	4.34%	4.36%	3.50%
Portfolio Turnover Rate	13%	13%	13%	15%	9%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
37

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Total Return	9.64%	30.38%	(0.78%)	(3.45%)	48.85%
Net Assets, End of Year (thousands)	$28,291,228	$28,506,459	$24,647,979	$27,045,981	$29,820,643
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.16%	2.25%	2.38%	2.20%	1.92%
Portfolio Turnover Rate	8%	9%	13%	10%	10%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
38

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS
A. Organization:
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten portfolios, two of which, The DFA International Value Series and The U.S. Large Cap Value Series (collectively, the “Series”), are presented in this section of the report. The remaining operational series are presented in separate reports.  The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the "Short Term Series"), which is an open-end management investment company available for purchase only by the Series and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust . Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
39

The DFA International Value Series (the “International Series”) will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International  Series' shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on International Series’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The International Series does not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Series, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core
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Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets. The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
C. Investment Advisor:
The Advisor provides investment management services to each Series. For the year ended October 31, 2025, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% and 0.10% of the average daily net assets for The DFA International Value Series and The U.S. Large Cap Value Series, respectively.
Fees Paid to Officers and Trustees:
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2025, the total related amounts paid by the Trust to the CCO was $47 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of October 31, 2025, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
The DFA International Value Series	$184
The U.S. Large Cap Value Series	269

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E. Purchases and Sales of Securities:
For the year ended October 31, 2025, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:
	Other Investment Securities
	Purchases	Sales
The DFA International Value Series	$1,880,239	$1,760,523
The U.S. Large Cap Value Series	6,510,814	2,203,934
There were no purchases or sales of long-term U.S. government securities.
For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$394,864	$4,702,612	$4,863,485	$9	$(6)	$233,994	20,229	$11,290	—
Total	$394,864	$4,702,612	$4,863,485	$9	$(6)	$233,994		$11,290	—
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$232,926	$6,523,106	$6,186,136	$82	—	$569,978	49,276	$14,131	—
Total	$232,926	$6,523,106	$6,186,136	$82	—	$569,978		$14,131	—
F. Federal Income Taxes:
No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners. Accordingly, as a pass-through entity, each Series pays no income dividends or capital gain distributions.
As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$9,887,456	$5,781,269	$(78,129)	$5,703,140
The U.S. Large Cap Value Series	19,756,202	9,877,829	(806,896)	9,070,933
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
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ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Series recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series are not aware of any tax positions for which it is reasonably possible than the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Series' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Series may be inhibited.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Series.
2. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by a Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amounts in thousands):
Futures*
The DFA International Value Series	$121,965
The U.S. Large Cap Value Series	198,296

*	Average Notional Value of futures contracts.
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The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2025 (amounts in thousands):
	Asset Derivatives Value
	Total Value at October 31, 2025	Equity Contracts (1)
The DFA International Value Series	$3,057	$3,057
The U.S. Large Cap Value Series	5,494	5,494

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Variation Margin.
The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$15,034	$15,034
The U.S. Large Cap Value Series	61,101	61,101

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$3,895	$3,895
The U.S. Large Cap Value Series	9,857	9,857

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable
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for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
There were no borrowings by the Series under the lines of credit during the year ended October 31, 2025.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Series did not use the interfund lending program during the  year ended October 31, 2025.
I. Affiliated Trades:
Cross trades for the year ended October 31, 2025, if any, were executed by the Series pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board.
For the year ended October 31, 2025, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):
Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$188,029	$175,689	$(15,362)
The U.S. Large Cap Value Series	619,296	501,067	(132,623)
J. Securities Lending:
As of October 31, 2025, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Non-Cash Collateral Market Value
The DFA International Value Series	$228,901
The U.S. Large Cap Value Series	30,323

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned
45

securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.
In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.
L. In-Kind Redemptions:
During the year ended October 31, 2025, the Series realized net gains (losses) on in-kind redemptions as follows(amounts in thousands):
The DFA International Value Series	$138,875
The U.S. Large Cap Value Series	4,162,311

M. Segment Reporting:
In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Trust’s Co-Chief Executive Officers and the Chief Financial Officer act as the Series’ CODM. Each Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole. Each Series' long-term strategic asset allocation is executed by its portfolio management team and guided by each Series'
46

investment objective and principal investment strategies, as described in each Series' respective registration statement. The financial information provided to and reviewed by the CODM is consistent with that presented in each Series' Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other:
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy. Although management currently believes that resolving claims, if any, against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
P. ReFlow Redemption Service:
The Series may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares  when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a feeder fund and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the feeder fund's Prospectus. If a fund is part of a “master-feeder” structure, then the “feeder” fund does not generally buy individual securities directly. Instead, the feeder fund invests in a corresponding “master” fund that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master fund's financial statements. Purchases and redemptions of a feeder fund's shares by ReFlow under the program are not considered excessive short-term trading under the Series' Policy Regarding Excessive Short-Term Trading.
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Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA International Value Series and The U.S. Large Cap Value Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The DFA International Value Series and The U.S. Large Cap Value Series (two of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025, and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

49

statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.
Dimensional Investment Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA International Value Portfolio III	100%	—	—	—	—	100%	—	71%	—	6%	82%	—	—
U.S. Large Cap Value Portfolio III	100%	—	—	—	—	100%	100%	100%	—	—	—	2%	—

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

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Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
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Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
53

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
54

Item 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
Not applicable
55

DFA-103125-008A

Annual Financial Statements &
Other Information
Year Ended: October 31, 2025

DIMENSIONAL INVESTMENT GROUP INC./THE DFA INVESTMENT TRUST COMPANY

Dimensional Investment Group Inc.

Emerging Markets Portfolio II
The DFA Investment Trust Company

The Emerging Markets Series

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedule of Investments
Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Investment Footnotes
†	See Note B to Financial Statements.
»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the Portfolio and its respective pro-rata share of its Master Fund.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

Emerging Markets Portfolio II
SCHEDULE OF INVESTMENTS
October 31, 2025
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Series	$72,516,933
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$72,516,933
Summary of the Portfolio’s Master Fund's investments as of October 31, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.
2

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

Emerging Markets Portfolio II
ASSETS:
Investment in Affiliated Investment Company at Value	$72,517
Receivables:
Fund Shares Sold	254
Prepaid Expenses and Other Assets	12
Total Assets	72,783
LIABILITIES:
Payables:
Due to Advisor	9
Accrued Expenses and Other Liabilities	8
Total Liabilities	17
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$72,766
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	3,086,330
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$23.58
NET ASSETS CONSIST OF:
Paid-In Capital	$5,601
Total Distributable Earnings (Loss)	67,165
NET ASSETS	$72,766
(1) NUMBER OF SHARES AUTHORIZED	300,000,000
See accompanying Notes to Financial Statements.
3

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

Emerging Markets Portfolio II
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $231)	$1,660
Income from Securities Lending, Net	55
Expenses Allocated from Affiliated Investment Companies	(89)
Total Net Investment Income Allocated from Affiliated Investment Companies	1,626
Fund Expenses
Investment Management Fees	151
Accounting & Transfer Agent Fees	4
Filing Fees	23
Shareholders' Reports	2
Other	4
Total Fund Expenses	184
Fees Waived, Expenses Reimbursed by Advisor (Note C)	60
Net Expenses	124
Net Investment Income (Loss)	1,502
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	3,924 [1]
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	10,305 [2]
Net Realized and Unrealized Gain (Loss)	14,229
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,731
[1]Net of foreign capital gain taxes withheld of:	$68
[2]Including foreign capital gain taxes of:	$29
See accompanying Notes to Financial Statements.
4

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Emerging Markets Portfolio II
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income Allocated from Affiliated Investment Company	$1,502	$1,458
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	3,924	(256)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	10,305	10,487
Net Increase (Decrease) in Net Assets Resulting from Operations	15,731	11,689
Distributions:
Institutional Class Shares	(1,885)	(2,075)
Capital Share Transactions (1):
Shares Issued	13,152	6,235
Shares Issued in Lieu of Cash Distributions	1,885	2,075
Shares Redeemed	(14,867)	(9,712)
Net Increase (Decrease) from Capital Share Transactions	170	(1,402)
Total Increase (Decrease) in Net Assets	14,016	8,212
Net Assets
Beginning of Year	58,750	50,538
End of Year	$72,766	$58,750
(1) Shares Issued and Redeemed:
Shares Issued	693	350
Shares Issued in Lieu of Cash Distributions	102	125
Shares Redeemed	(789)	(539)
Net Increase (Decrease) from Shares Issued and Redeemed	6	(64)
See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Emerging Markets Portfolio II
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$19.08	$16.08	$15.52	$25.06	$23.02
Income from Investment Operations (A)
Net Investment Income (Loss)	0.48	0.46	0.53	0.60	0.58
Net Gains (Losses) on Securities (Realized and Unrealized)	4.65	3.20	1.51	(6.11)	4.33
Total from Investment Operations	5.13	3.66	2.04	(5.51)	4.91
Less Distributions:
Net Investment Income	(0.63)	(0.66)	(0.70)	(0.70)	(0.45)
Net Realized Gains	—	—	(0.78)	(3.33)	(2.42)
Total Distributions	(0.63)	(0.66)	(1.48)	(4.03)	(2.87)
Net Asset Value, End of Year	$23.58	$19.08	$16.08	$15.52	$25.06
Total Return	27.78%	23.42%	13.08%	(25.97%)	21.99%
Net Assets, End of Year (thousands)	$72,766	$58,750	$50,538	$49,921	$80,574
Ratio of Expenses to Average Net Assets (B)	0.35%	0.37%	0.34%	0.37%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.45%	0.47%	0.44%	0.47%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.48%	2.54%	3.13%	3.05%	2.28%
Portfolio Turnover Rate	10%	15%	14%	10%	19%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, Emerging Markets Portfolio II (the “Portfolio”), is presented in this report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
The Portfolio invests substantially all of its assets in The Emerging Markets Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of October 31, 2025, the Portfolio owned 1% of the net assets of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
Shares held by the Portfolio in other investment companies (such as the Series) are valued at its daily net asset value as reported by its administrator. The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.
The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolio, and advised by Dimensional Fund Advisors LP (the “Advisor”): the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
7

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolio.
During the year ended October 31, 2025 the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.25% of the Portfolio’s average daily net assets. Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.
During the year ended October 31, 2025, the Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.
Institutional Class Shares	Total Management Fee Limit	Waived Fees
Emerging Markets Portfolio II	0.25%	$60
Fees Paid to Officers and Directors:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2025, the total related amounts paid by the Fund to the CCO was $26 (in thousands). The total related amounts paid by the Portfolio is included in Other Expenses on the Statement of Operations.
D. Deferred Compensation:
As of October 31, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):
Emerging Markets Portfolio II	$3

8

E. Federal Income Taxes:
The Portfolio has qualified  and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Emerging Markets Portfolio II
2024	$2,075	—	$2,075
2025	1,885	—	1,885

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Emerging Markets Portfolio II	$1,705	$3,571	—	$61,895	$67,171

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
During the year ended October 31, 2025, the Portfolio utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands).
Emerging Markets Portfolio II	$425

9

As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Portfolio II	$9,643	$62,874	—	$62,874
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
F. Line of Credit:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2025.
G. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
10

H. Segment Reporting:
In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. The Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by the Portfolio’s investment objective and principal investment strategies, as described in the Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
I. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
J. Other:
As of October 31, 2025, one shareholder held 100% of the outstanding shares of the Portfolio. The one shareholder is an omnibus account, which typically holds shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolio's performance.
The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio's financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
K. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares  when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the
11

fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master fund's financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.
L. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
12

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of Emerging Markets Portfolio II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Emerging Markets Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

13

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (2.6%)
#	Ambev SA (ABEV US), ADR	1,798,613	$4,154,796
	Ambev SA (ABEV3 BZ)	162,900	384,847
	B3 SA - Brasil Bolsa Balcao	2,143,694	5,044,502
	Banco Bradesco SA (BBDC3 BZ)	247,906	712,852
	Banco BTG Pactual SA	303,139	2,750,815
	Banco do Brasil SA	762,709	3,104,736
	Banco Santander Brasil SA	1,154,947	6,685,016
	BB Seguridade Participacoes SA	482,026	2,943,253
	Caixa Seguridade Participacoes SA	207,995	578,757
	Centrais Eletricas Brasileiras SA	804,990	8,337,260
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	131,581	3,228,998
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	223,400	5,474,181
	Cia Energetica de Minas Gerais (CMIG3 BZ)	325,604	879,986
	Cia Paranaense de Energia - Copel	638,097	1,554,931
#	Cia Paranaense de Energia - Copel, Sponsored ADR	17,400	179,916
	Cia Paranaense de Energia - Copel, ADR	4,349	42,229
	CPFL Energia SA	173,333	1,340,282
	Embraer SA (EMBR3 BZ)	148,600	2,402,757
	Embraer SA (ERJ US), Sponsored ADR	92,800	5,983,744
	Energisa SA	302,121	2,910,609
*	Eneva SA	758,411	2,581,159
	Engie Brasil Energia SA	188,276	1,399,835
	Equatorial Energia SA	873,086	5,947,751
	Gerdau SA, Sponsored ADR	483,639	1,687,900
		Shares	Value»
BRAZIL — (Continued)
*	JBS NV, BDR	206,925	$2,749,666
	Klabin SA	934,180	3,132,484
	Localiza Rent a Car SA	565,888	4,148,481
	MBRF Global Foods Co. SA	37,800	125,556
	Motiva Infraestrutura de Mobilidade SA	794,987	2,346,563
	Neoenergia SA	223,442	1,211,914
	Petroleo Brasileiro SA - Petrobras	2,899,815	16,984,019
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	142,561	1,659,410
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	249,953	2,761,981
	Porto Seguro SA	177,474	1,585,075
*	PRIO SA	727,421	4,871,603
	Raia Drogasil SA	916,409	3,406,757
Ω	Rede D'Or Sao Luiz SA	202,956	1,634,980
	Rumo SA	588,690	1,742,013
	Suzano SA (SUZB3 BZ)	551,843	5,014,843
	Telefonica Brasil SA (VIVT3 BZ)	528,210	3,145,726
	TIM SA	694,600	3,136,058
	TOTVS SA	265,944	2,193,317
	Ultrapar Participacoes SA (UGPA3 BZ)	470,153	1,871,017
	Vale SA (VALE US), Sponsored ADR	328,017	3,965,732
	Vale SA (VALE3 BZ)	2,069,828	25,107,472
	Vibra Energia SA	865,087	3,827,000
	WEG SA	556,211	4,352,547
TOTAL BRAZIL			171,285,326
CHILE — (0.5%)
	Banco de Chile (BCH US), ADR	126,527	4,417,068
	Banco de Credito e Inversiones SA	58,961	3,025,954
	Banco Itau Chile SA	3,022	54,870
#	Banco Santander Chile (BSAC US), ADR	83,901	2,407,959
	Banco Santander Chile (BSAN CI)	5,495,021	397,032
	Cencosud SA	886,788	2,746,748

14

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Cencosud Shopping SA	415,840	$986,195
	Colbun SA	1,715,898	257,892
	Embotelladora Andina SA, ADR, Class B	5,680	153,701
	Empresas CMPC SA	1,023,177	1,477,638
	Empresas Copec SA	250,716	1,791,010
	Enel Americas SA (ENELAM CI)	5,547,362	524,455
	Enel Chile SA (ENELCHIL CI)	25,211,588	1,924,345
	Falabella SA	319,372	2,011,077
	Latam Airlines Group SA	72,621,167	1,650,440
#	Latam Airlines Group SA, ADR	36,447	1,639,750
	Plaza SA	463,087	1,303,117
#*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	71,013	3,478,927
TOTAL CHILE			30,248,178
CHINA — (25.7%)
	360 Security Technology, Inc., Class A	103,400	174,024
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	140,663	410,696
	Accelink Technologies Co. Ltd., Class A	36,900	326,058
*	ADAMA Ltd., Class A	40,900	36,942
*	Addsino Co. Ltd., Class A	48,600	57,191
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	3,354	131,769
	Advanced Technology & Materials Co. Ltd., Class A	33,000	98,567
	AECC Aero-Engine Control Co. Ltd., Class A	53,757	141,845
	AECC Aviation Power Co. Ltd., Class A	79,700	437,882
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	54,800	154,080
		Shares	Value»
CHINA — (Continued)
	Agricultural Bank of China Ltd., Class H	12,844,000	$9,798,392
	Aier Eye Hospital Group Co. Ltd., Class A	414,281	712,932
*	Air China Ltd., Class H	1,822,000	1,338,879
	Aisino Corp., Class A	136,900	159,980
*Ω	Akeso, Inc.	168,000	2,446,229
	Alibaba Group Holding Ltd. (9988 HK)	4,044,300	86,057,593
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	468,034	79,767,035
*	Alibaba Health Information Technology Ltd.	1,738,000	1,296,350
	All Winner Technology Co. Ltd., Class A	11,700	75,329
	Aluminum Corp. of China Ltd., Class H	4,888,000	6,215,180
*	Amlogic Shanghai Co. Ltd., Class A	18,181	219,750
	An Hui Wenergy Co. Ltd., Class A	135,218	155,643
	Andon Health Co. Ltd., Class A	24,300	138,410
	Angel Yeast Co. Ltd., Class A	49,800	271,786
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	182,305
	Anhui Conch Cement Co. Ltd., Class H	1,000,000	2,981,463
	Anhui Gujing Distillery Co. Ltd., Class A	22,616	512,006
	Anhui Heli Co. Ltd., Class A	64,900	190,085
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	20,700	52,686
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	81,300	583,494
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	183,900	165,766
	Anhui Jinhe Industrial Co. Ltd., Class A	17,700	49,964
	Anhui Kouzi Distillery Co. Ltd., Class A	46,700	212,769

15

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui XDLK Microsystem Corp. Ltd., Class A	1,897	$17,167
	Anhui Xinhua Media Co. Ltd., Class A	42,600	40,116
	Anhui Yingjia Distillery Co. Ltd., Class A	41,500	247,207
	Anhui Yingliu Electromechanical Co. Ltd., Class A	26,500	148,550
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	123,900	399,288
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	7,754	214,606
	Anjoy Foods Group Co. Ltd., Class A	19,800	205,642
	Anker Innovations Technology Co. Ltd., Class A	24,180	397,668
	ANTA Sports Products Ltd.	1,243,200	12,976,681
	Apeloa Pharmaceutical Co. Ltd., Class A	76,500	167,124
	APT Medical, Inc., Class A	8,179	317,466
	Arcsoft Corp. Ltd., Class A	11,355	85,458
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	39,774	233,444
*	ASR Microelectronics Co. Ltd., Class A	16,813	220,783
	Asymchem Laboratories Tianjin Co. Ltd., Class A	12,970	178,818
	Autel Intelligent Technology Corp. Ltd., Class A	33,752	182,855
	Autobio Diagnostics Co. Ltd., Class A	33,300	179,960
	Avary Holding Shenzhen Co. Ltd., Class A	119,276	879,202
	Avicopter PLC, Class A	32,004	162,160
*	BAIC BluePark New Energy Technology Co. Ltd., Class A	51,100	59,984
		Shares	Value»
CHINA — (Continued)
*	Baidu, Inc. (9888 HK), Class A	1,812,350	$27,432,143
*	Baidu, Inc. (BIDU US), Sponsored ADR	2,292	277,034
	Baiyin Nonferrous Group Co. Ltd., Class A	343,500	255,533
	Bank of Beijing Co. Ltd., Class A	880,308	691,904
	Bank of Changsha Co. Ltd., Class A	328,284	441,789
	Bank of Chengdu Co. Ltd., Class A	338,750	800,683
	Bank of China Ltd., Class H	32,691,181	18,511,163
	Bank of Communications Co. Ltd., Class H	5,191,515	4,611,623
	Bank of Guiyang Co. Ltd., Class A	181,323	155,015
	Bank of Hangzhou Co. Ltd., Class A	356,304	786,367
	Bank of Jiangsu Co. Ltd., Class A	1,156,770	1,754,173
	Bank of Nanjing Co. Ltd., Class A	454,780	723,371
	Bank of Ningbo Co. Ltd., Class A	274,842	1,095,501
	Bank of Shanghai Co. Ltd., Class A	573,383	765,295
	Bank of Suzhou Co. Ltd., Class A	341,360	396,847
	Bank of Xi'an Co. Ltd., Class A	245,400	134,157
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	96,000	114,324
	Baoji Titanium Industry Co. Ltd., Class A	29,300	132,011
	Baoshan Iron & Steel Co. Ltd., Class A	843,900	874,657
	BBMG Jidong Cement Group Co. Ltd., Class A	83,200	56,366
	Beibuwan Port Co. Ltd., Class A	144,000	177,331
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	23,800	65,184
	Beijing Balance Medical Technology Co. Ltd., Class A	4,046	65,127

16

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing BDStar Navigation Co. Ltd., Class A	26,700	$113,044
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	630,560	282,774
*	Beijing Compass Technology Development Co. Ltd., Class A	29,145	592,382
	Beijing Dabeinong Technology Group Co. Ltd., Class A	303,161	175,471
	Beijing Dahao Technology Corp. Ltd., Class A	35,400	95,248
	Beijing Easpring Material Technology Co. Ltd., Class A	20,600	199,879
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	20,700	59,348
	Beijing Enlight Media Co. Ltd., Class A	107,306	255,778
*	Beijing Highlander Digital Technology Co. Ltd., Class A	9,300	26,032
*	Beijing Hotgen Biotech Co. Ltd., Class A	2,754	61,964
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	5,744	161,561
	Beijing Jetsen Technology Co. Ltd., Class A	173,800	161,938
	Beijing Jingyi Automation Equipment Co. Ltd., Class A	4,319	52,671
	Beijing Kingsoft Office Software, Inc., Class A	7,538	380,425
	Beijing New Building Materials PLC, Class A	115,703	386,617
	Beijing Originwater Technology Co. Ltd., Class A	255,149	156,421
		Shares	Value»
CHINA — (Continued)
	Beijing Roborock Technology Co. Ltd., Class A	6,122	$140,577
	Beijing Shiji Information Technology Co. Ltd., Class A	49,928	69,306
	Beijing Shougang Co. Ltd., Class A	373,100	220,349
	Beijing Sifang Automation Co. Ltd., Class A	46,600	184,433
	Beijing Sinnet Technology Co. Ltd., Class A	103,088	197,605
	Beijing Teamsun Technology Co. Ltd., Class A	48,400	130,101
	Beijing Tiantan Biological Products Corp. Ltd., Class A	118,807	307,692
	Beijing Tong Ren Tang Co. Ltd., Class A	37,800	180,032
	Beijing Ultrapower Software Co. Ltd., Class A	122,700	209,789
	Beijing United Information Technology Co. Ltd., Class A	55,486	221,624
	Beijing Wandong Medical Technology Co. Ltd., Class A	13,600	30,353
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	12,180	96,611
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	305,417
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	53,900	105,425
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,411,900	1,029,578
*	Beiqi Foton Motor Co. Ltd., Class A	549,600	231,862
*	Bengang Steel Plates Co. Ltd., Class A	58,000	29,106
*	BeOne Medicines Ltd., Class H	184,600	4,438,209

17

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	BeOne Medicines Ltd. (BGNE US), ADR	5,143	$1,596,799
	Bestechnic Shanghai Co. Ltd., Class A	992	34,308
	Bethel Automotive Safety Systems Co. Ltd., Class A	26,740	188,765
	Betta Pharmaceuticals Co. Ltd., Class A	9,306	74,394
*	Better Life Commercial Chain Share Co. Ltd., Class A	147,900	109,148
*	BGI Genomics Co. Ltd., Class A	17,900	123,644
#*	Bilibili, Inc., Sponsored ADR	4,978	150,584
*	Biwin Storage Technology Co. Ltd., Class A	5,669	104,355
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	14,567	110,500
	Bloomage Biotechnology Corp. Ltd. (688363 CH), Class A	6,559	49,754
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	163,380	168,758
	Bluestar Adisseo Co., Class A	80,300	106,189
	BOC International China Co. Ltd., Class A	114,700	226,791
	BOE Technology Group Co. Ltd., Class A	2,350,252	1,341,572
*	Bohai Leasing Co. Ltd., Class A	526,300	264,409
	Bright Dairy & Food Co. Ltd., Class A	66,400	78,033
	BrightGene Bio-Medical Technology Co. Ltd., Class A	14,978	121,067
	BTG Hotels Group Co. Ltd., Class A	81,500	166,470
	BYD Co. Ltd., Class H	2,180,657	28,174,053
#	BYD Electronic International Co. Ltd.	55,500	260,552
		Shares	Value»
CHINA — (Continued)
	By-health Co. Ltd., Class A	93,100	$164,211
	Caitong Securities Co. Ltd., Class A	214,590	259,459
	Canmax Technologies Co. Ltd., Class A	48,770	208,383
	Castech, Inc., Class A	21,000	136,767
	Cathay Biotech, Inc., Class A	16,902	120,731
	CCCC Design & Consulting Group Co. Ltd., Class A	107,500	115,858
	CECEP Solar Energy Co. Ltd., Class A	221,400	145,027
	CECEP Wind-Power Corp., Class A	536,160	232,912
	Central China Land Media Co. Ltd., Class A	65,400	111,161
*	CETC Chips Technology, Inc., Class A	38,100	71,597
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,500	86,111
	CETC Digital Technology Co. Ltd., Class A	27,800	106,384
	CETC Potevio Science&Technology Co. Ltd., Class A	25,300	89,317
Ω	CGN Power Co. Ltd., Class H	5,876,000	2,328,021
	Changchun High-Tech Industry Group Co. Ltd., Class A	15,000	236,779
	Changjiang Securities Co. Ltd., Class A	255,570	316,939
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	17,100	311,845
	Chaozhou Three-Circle Group Co. Ltd., Class A	70,305	490,699
	Chengdu Hi-tech Development Co. Ltd., Class A	7,500	52,773
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	46,500	221,235

18

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Xingrong Environment Co. Ltd., Class A	160,200	$159,006
*	Chengxin Lithium Group Co. Ltd., Class A	43,900	157,340
	Chifeng Jilong Gold Mining Co. Ltd., Class A	116,900	487,442
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	179,018
	China Baoan Group Co. Ltd., Class A	144,734	233,122
	China CITIC Bank Corp. Ltd., Class H	6,640,928	6,336,148
#	China Coal Energy Co. Ltd., Class H	3,143,777	4,428,462
	China Coal Xinji Energy Co. Ltd., Class A	137,780	140,231
*††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
	China Construction Bank Corp., Class H	42,800,590	42,374,333
	China CSSC Holdings Ltd., Class A	82,717	417,828
#*	China Eastern Airlines Corp. Ltd., Class H	1,602,000	822,772
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	2,502,824	847,924
	China Everbright Bank Co. Ltd., Class H	2,507,000	1,028,490
	China Film Group Co. Ltd., Class A	54,000	110,523
*	China First Heavy Industries Co. Ltd., Class A	235,100	106,411
	China Galaxy Securities Co. Ltd., Class H	3,763,500	5,414,182
	China Great Wall Securities Co. Ltd., Class A	65,000	101,062
*	China Greatwall Technology Group Co. Ltd., Class A	44,900	106,842
		Shares	Value»
CHINA — (Continued)
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	95,500	$116,901
	China Hainan Rubber Industry Group Co. Ltd., Class A	205,900	163,402
	China Hongqiao Group Ltd.	3,314,000	12,582,573
Ω	China International Capital Corp. Ltd., Class H	1,285,600	3,497,535
	China Jushi Co. Ltd., Class A	302,698	697,364
	China Kings Resources Group Co. Ltd., Class A	48,020	124,059
	China Life Insurance Co. Ltd., Class H	2,686,000	8,470,276
	China Longyuan Power Group Corp. Ltd., Class H	2,911,000	2,695,896
	China Meheco Group Co. Ltd., Class A	108,371	171,710
	China Merchants Bank Co. Ltd., Class H	3,045,554	19,091,154
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	789,014
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	148,021	213,520
	China Merchants Property Operation & Service Co. Ltd., Class A	35,100	56,553
Ω	China Merchants Securities Co. Ltd., Class H	422,060	847,387
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	268,873	357,106
#	China Minsheng Banking Corp. Ltd., Class H	5,428,100	2,780,893
	China National Chemical Engineering Co. Ltd., Class A	283,200	307,760

19

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Medicines Corp. Ltd., Class A	53,800	$225,327
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,291,814
*	China National Software & Service Co. Ltd., Class A	7,300	53,660
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	121,700	869,103
	China Overseas Land & Investment Ltd.	3,183,000	5,341,691
	China Pacific Insurance Group Co. Ltd., Class H	2,540,400	10,298,911
	China Petroleum & Chemical Corp., Class H	16,266,800	8,652,379
	China Petroleum Engineering Corp., Class A	220,500	110,411
	China Publishing & Media Co. Ltd., Class A	60,700	58,456
#	China Railway Group Ltd., Class H	2,964,000	1,503,573
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	196,539
	China Railway Materials Co. Ltd., Class A	245,800	92,574
*	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	136,266
	China Resources Beer Holdings Co. Ltd.	613,111	2,097,163
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	81,300	220,047
	China Resources Land Ltd.	3,023,666	10,924,315
	China Resources Microelectronics Ltd., Class A	34,190	243,911
		Shares	Value»
CHINA — (Continued)
Ω	China Resources Mixc Lifestyle Services Ltd.	640,800	$3,352,741
#	China Resources Power Holdings Co. Ltd.	1,792,517	4,286,444
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	74,964	303,884
	China Science Publishing & Media Ltd., Class A	20,500	56,253
#	China Shenhua Energy Co. Ltd., Class H	2,542,000	13,236,657
	China South Publishing & Media Group Co. Ltd., Class A	128,000	217,732
#*	China Southern Airlines Co. Ltd., Class H	2,084,000	1,256,720
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	107,900	74,747
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 CH), Class A	58,400	40,456
	China Southern Power Grid Technology Co. Ltd., Class A	14,866	110,792
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,340,502
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	69,600	598,094
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	13,400	143,344
Ω	China Tower Corp. Ltd., Class H	5,138,000	7,422,594
*	China TransInfo Technology Co. Ltd., Class A	92,200	144,204

20

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Tungsten & Hightech Materials Co. Ltd., Class A	57,300	$188,686
*	China Vanke Co. Ltd., Class H	206,292	116,873
	China Wafer Level CSP Co. Ltd., Class A	22,700	93,766
	China World Trade Center Co. Ltd., Class A	41,700	118,212
	China XD Electric Co. Ltd., Class A	247,800	277,785
	China Yangtze Power Co. Ltd., Class A	756,147	2,987,314
	China Zhenhua Group Science & Technology Co. Ltd., Class A	24,900	176,497
	China Zheshang Bank Co. Ltd., Class H	1,917,499	624,652
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	63,600	92,796
	Chongqing Brewery Co. Ltd., Class A	27,100	204,585
	Chongqing Changan Automobile Co. Ltd., Class A	322,930	562,517
	Chongqing Department Store Co. Ltd., Class A	16,200	62,253
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	106,000	147,376
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	70,500	130,052
*	Chongqing Qianli Technology Co. Ltd., Class A	119,500	200,321
	Chongqing Rural Commercial Bank Co. Ltd., Class H	1,912,000	1,572,414
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	37,300	44,294
	Chongqing Zhifei Biological Products Co. Ltd., Class A	92,379	267,306
		Shares	Value»
CHINA — (Continued)
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	55,800	$186,920
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	54,500	98,801
#	Chow Tai Fook Jewellery Group Ltd.	1,880,000	3,679,577
	Chow Tai Seng Jewellery Co. Ltd., Class A	93,700	182,282
	CIG Shanghai Co. Ltd., Class A	2,800	40,366
	CITIC Heavy Industries Co. Ltd., Class A	226,600	239,349
	CITIC Ltd.	3,238,000	5,004,750
	CITIC Securities Co. Ltd., Class H	1,014,300	3,861,529
#	CMOC Group Ltd., Class H	3,870,966	8,380,476
	CMST Development Co. Ltd., Class A	68,400	57,206
	CNGR Advanced Material Co. Ltd., Class A	43,300	280,192
	CNOOC Energy Technology & Services Ltd., Class A	655,100	359,322
	COFCO Capital Holdings Co. Ltd., Class A	69,100	123,390
	COFCO Sugar Holding Co. Ltd., Class A	173,300	380,962
*	COL Group Co. Ltd., Class A	15,600	62,242
	Contemporary Amperex Technology Co. Ltd., Class A	236,916	12,953,394
#	COSCO SHIPPING Holdings Co. Ltd., Class H	3,712,799	6,438,851
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	161,900	165,611
	CRRC Corp. Ltd., Class H	2,592,000	1,966,852
	Crystal Clear Electronic Material Co. Ltd., Class A	32,900	80,689
Ω	CSC Financial Co. Ltd., Class H	627,500	1,064,411

21

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	34,820	$173,352
	CSPC Pharmaceutical Group Ltd.	6,511,200	6,413,482
	CSSC Science & Technology Co. Ltd., Class A	65,900	110,955
	Dajin Heavy Industry Co. Ltd., Class A	32,200	227,723
	Daqin Railway Co. Ltd., Class A	577,460	465,131
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	73,600	189,122
	DBG Technology Co. Ltd., Class A	30,900	133,861
	Deppon Logistics Co. Ltd., Class A	61,400	128,800
	DHC Software Co. Ltd., Class A	118,900	172,746
	Digital China Group Co. Ltd., Class A	55,900	338,411
	Do-Fluoride New Materials Co. Ltd., Class A	30,620	122,245
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	284,328
	Dongfang Electronics Co. Ltd., Class A	58,600	98,055
	DongFeng Automobile Co. Ltd., Class A	82,400	89,615
	Dongguan Development Holdings Co. Ltd., Class A	47,800	79,202
	Dongxing Securities Co. Ltd., Class A	154,418	274,998
	Double Medical Technology, Inc., Class A	12,600	88,531
*	Doushen Beijing Education & Technology, Inc., Class A	20,800	20,585
	East Money Information Co. Ltd., Class A	396,373	1,421,932
	Eastern Communications Co. Ltd., Class A	30,500	56,119
		Shares	Value»
CHINA — (Continued)
*	Easyhome New Retail Group Co. Ltd., Class A	459,300	$186,560
	Ecovacs Robotics Co. Ltd., Class A	18,200	228,840
	Electric Connector Technology Co. Ltd., Class A	19,200	135,856
	ENN Energy Holdings Ltd.	405,800	3,535,845
	ENN Natural Gas Co. Ltd., Class A	170,300	467,302
	Eoptolink Technology, Inc. Ltd., Class A	14,140	679,386
	Espressif Systems Shanghai Co. Ltd., Class A	4,245	99,736
*	Estun Automation Co. Ltd., Class A	30,700	108,642
	Eve Energy Co. Ltd., Class A	67,905	794,170
Ω	Everbright Securities Co. Ltd., Class H	165,200	207,447
	EverProX Technologies Co. Ltd., Class A	8,500	119,104
	Explosive Co. Ltd., Class A	48,437	94,147
	Eyebright Medical Technology Beijing Co. Ltd., Class A	3,000	27,352
	Fangda Carbon New Material Co. Ltd., Class A	216,840	187,759
*	Far East Smarter Energy Co. Ltd., Class A	63,000	69,043
*	Farasis Energy Gan Zhou Co. Ltd., Class A	74,650	187,108
	FAW Jiefang Group Co. Ltd., Class A	126,700	127,925
	Ferrotec Anhui Technology Development Co. Ltd., Class A	16,900	92,729
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	61,100	208,699
	Fibocom Wireless, Inc., Class A	23,000	88,258
	First Capital Securities Co. Ltd., Class A	102,400	111,447

22

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Focus Media Information Technology Co. Ltd., Class A	640,697	$697,357
	Foryou Corp., Class A	27,600	122,891
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	107,867	578,105
	Founder Securities Co. Ltd., Class A	240,300	278,073
	Foxconn Industrial Internet Co. Ltd., Class A	494,100	4,982,799
	Fujian Funeng Co. Ltd., Class A	185,070	263,070
	Fujian Star-net Communication Co. Ltd., Class A	23,900	89,938
	Fujian Sunner Development Co. Ltd., Class A	87,680	208,847
	Fulin Precision Co. Ltd., Class A	30,660	84,435
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	578,800	5,154,404
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	169,881
	Gansu Energy Chemical Co. Ltd., Class A	188,500	68,622
	Gaona Aero Material Co. Ltd., Class A	24,400	56,832
	G-bits Network Technology Xiamen Co. Ltd., Class A	4,700	312,372
	GCL Energy Technology Co. Ltd., Class A	113,600	170,921
*	GCL System Integration Technology Co. Ltd., Class A	195,100	68,245
	GD Power Development Co. Ltd., Class A	672,300	499,999
	Geely Automobile Holdings Ltd.	6,114,000	14,504,301
	GEM Co. Ltd., Class A	272,276	325,872
*	Gemdale Corp., Class A	216,900	119,261
		Shares	Value»
CHINA — (Continued)
	Geovis Technology Co. Ltd., Class A	22,022	$126,281
	GEPIC Energy Development Co. Ltd., Class A	113,200	110,865
	GF Securities Co. Ltd., Class H	905,400	2,185,829
	Giant Network Group Co. Ltd., Class A	107,800	531,766
	Giantec Semiconductor Corp., Class A	1,774	41,368
	GigaDevice Semiconductor, Inc., Class A	16,874	521,965
	Ginlong Technologies Co. Ltd., Class A	31,325	354,044
	Glarun Technology Co. Ltd., Class A	69,600	279,398
	GoerTek, Inc., Class A	169,200	780,278
	Goke Microelectronics Co. Ltd., Class A	9,000	112,956
	Goneo Group Co. Ltd., Class A	38,248	234,840
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	6,260	53,544
	Gotion High-tech Co. Ltd., Class A	51,100	327,170
*	Grace Fabric Technology Co. Ltd., Class A	9,700	48,289
	Grandblue Environment Co. Ltd., Class A	44,300	175,164
*	Grandjoy Holdings Group Co. Ltd., Class A	125,600	52,495
	Great Wall Motor Co. Ltd., Class H	2,316,000	4,479,516
	Gree Electric Appliances, Inc. of Zhuhai, Class A	175,733	982,642
	GRG Banking Equipment Co. Ltd., Class A	102,500	185,141
	Grinm Advanced Materials Co. Ltd., Class A	28,100	89,677
	Guangdong Advertising Group Co. Ltd., Class A	83,700	100,062

23

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Aofei Data Technology Co. Ltd., Class A	42,500	$121,167
	Guangdong Construction Engineering Group Co. Ltd., Class A	289,000	155,594
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	65,700	92,354
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	14,200	37,951
	Guangdong Dowstone Technology Co. Ltd., Class A	35,100	121,652
	Guangdong Electric Power Development Co. Ltd., Class A	60,800	40,604
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	70,200	167,062
	Guangdong Haid Group Co. Ltd., Class A	91,500	750,928
*	Guangdong HEC Technology Holding Co. Ltd., Class A	89,700	271,215
	Guangdong Hongda Holdings Group Co. Ltd., Class A	51,700	291,563
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	4,455	26,616
	Guangdong Marubi Biotechnology Co. Ltd., Class A	7,100	34,455
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	252,013
*	Guangdong Topstar Technology Co. Ltd., Class A	17,200	80,229
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	23,400	49,756
		Shares	Value»
CHINA — (Continued)
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	36,200	$98,378
	Guanghui Energy Co. Ltd., Class A	439,400	325,513
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	35,400	159,865
	Guangxi Liugong Machinery Co. Ltd., Class A	126,700	207,353
	Guangzhou Baiyun International Airport Co. Ltd., Class A	157,800	216,872
	Guangzhou Development Group, Inc., Class A	188,600	182,127
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	21,300	149,688
	Guangzhou Haige Communications Group, Inc. Co., Class A	96,352	158,526
	Guangzhou Port Co. Ltd., Class A	200,000	94,442
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	11,000	64,543
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	94,140	527,644
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	206,204	234,617
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	125,129
	Guizhou Chanhen Chemical Corp., Class A	32,800	157,424
*	Guocheng Mining Co. Ltd., Class A	42,800	109,171
	Guosen Securities Co. Ltd., Class A	186,700	368,635
*	Guosheng Securities, Inc., Class A	141,700	417,637

24

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Guotai Haitong Securities Co. Ltd., Class H	1,771,552	$3,394,522
	Guoyuan Securities Co. Ltd., Class A	208,440	256,788
	H World Group Ltd. (1179 HK)	440,300	1,707,323
#	H World Group Ltd. (HTHT US), ADR	25,939	1,001,245
	Haier Smart Home Co. Ltd. (600690 C1), Class A	240,600	907,277
	Haier Smart Home Co. Ltd. (6690 HK), Class H	2,234,200	7,265,359
*	Hainan Haide Capital Management Co. Ltd., Class A	59,800	63,094
	Hainan Jinpan Smart Technology Co. Ltd., Class A	24,362	234,375
	Hainan Mining Co. Ltd., Class A	98,900	135,694
	Hainan Strait Shipping Co. Ltd., Class A	139,000	264,482
	Haisco Pharmaceutical Group Co. Ltd., Class A	22,300	177,666
	Hand Enterprise Solutions Co. Ltd., Class A	36,100	91,888
	Hangcha Group Co. Ltd., Class A	103,180	416,854
*	Hangjin Technology Co. Ltd., Class A	21,800	66,133
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	177,900	265,821
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	18,394	216,183
	Hangzhou Dptech Technologies Co. Ltd., Class A	17,100	57,276
	Hangzhou First Applied Material Co. Ltd., Class A	122,229	269,788
	Hangzhou GreatStar Industrial Co. Ltd.	103,300	447,683
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	8,742	100,555
		Shares	Value»
CHINA — (Continued)
*	Hangzhou Iron & Steel Co., Class A	198,300	$254,389
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	31,400	154,684
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	57,000	221,379
	Hangzhou Robam Appliances Co. Ltd., Class A	55,321	152,034
	Hangzhou Shunwang Technology Co. Ltd., Class A	29,000	89,974
	Hangzhou Silan Microelectronics Co. Ltd., Class A	24,622	110,270
	Han's Laser Technology Industry Group Co. Ltd., Class A	21,917	126,905
Ω	Hansoh Pharmaceutical Group Co. Ltd.	876,000	4,021,456
	Hanwei Electronics Group Corp., Class A	11,800	93,311
	Haohua Chemical Science & Technology Co. Ltd., Class A	28,200	125,635
	Harbin Boshi Automation Co. Ltd., Class A	57,200	129,888
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	11,200	104,390
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	71,100	168,903
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	2,700	21,635
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	80,600	318,488
	Hefei Meiya Optoelectronic Technology, Inc., Class A	48,300	138,010

25

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Heilongjiang Agriculture Co. Ltd., Class A	93,505	$189,880
	Henan Lingrui Pharmaceutical Co., Class A	7,827	24,964
	Henan Mingtai Al Industrial Co. Ltd., Class A	86,000	182,128
	Henan Pinggao Electric Co. Ltd., Class A	73,700	182,957
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	233,000	809,518
	Henan Shijia Photons Technology Co. Ltd., Class A	8,241	79,148
	Henan Shuanghui Investment & Development Co. Ltd., Class A	169,629	613,806
*	Henan Zhongfu Industry Co. Ltd., Class A	273,100	261,248
	Hengbao Co. Ltd., Class A	13,200	40,562
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	103,021	306,558
	Hengli Petrochemical Co. Ltd., Class A	402,600	1,016,144
	Hengtong Optic-electric Co. Ltd., Class A	141,800	445,772
	Hengyi Petrochemical Co. Ltd., Class A	157,788	148,622
	Hesteel Co. Ltd., Class A	712,353	251,341
	Hexing Electrical Co. Ltd., Class A	18,900	89,767
	Hisense Visual Technology Co. Ltd., Class A	66,700	232,388
	Hithink RoyalFlush Information Network Co. Ltd., Class A	16,481	840,533
	HLA Group Corp. Ltd., Class A	305,600	265,982
	Hongfa Technology Co. Ltd., Class A	8,400	35,979
	Hongta Securities Co. Ltd., Class A	97,320	119,924
		Shares	Value»
CHINA — (Continued)
*	Hongyuan Green Energy Co. Ltd., Class A	38,200	$158,332
	Hoshine Silicon Industry Co. Ltd., Class A	30,600	213,340
*Ω	Hua Hong Semiconductor Ltd., Class H	279,000	2,859,802
	Huaan Securities Co. Ltd., Class A	345,700	322,167
	Huada Automotive Technology Corp. Ltd., Class A	21,100	129,415
	Huadong Medicine Co. Ltd., Class A	98,400	574,644
	Huafon Chemical Co. Ltd., Class A	294,683	371,705
	Huagong Tech Co. Ltd., Class A	30,400	341,113
	Huaibei Mining Holdings Co. Ltd., Class A	178,800	333,762
	Hualan Biological Engineering, Inc., Class A	69,200	156,819
	Huaming Power Equipment Co. Ltd., Class A	47,800	175,362
#	Huaneng Power International, Inc., Class H	3,914,000	3,233,396
Ω	Huatai Securities Co. Ltd., Class H	1,102,600	2,772,032
	Huaxi Securities Co. Ltd., Class A	175,000	248,314
	Huaxia Bank Co. Ltd., Class A	604,256	578,443
	Huayu Automotive Systems Co. Ltd., Class A	147,200	422,730
	Hubei Dinglong Co. Ltd., Class A	44,900	223,679
	Hubei Energy Group Co. Ltd., Class A	227,983	151,570
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	21,200	233,084
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	61,548	216,780

26

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	79,300	$318,418
	Hubei Yihua Chemical Industry Co. Ltd., Class A	78,700	153,552
	Huizhou Desay Sv Automotive Co. Ltd., Class A	23,500	392,067
	Humanwell Healthcare Group Co. Ltd., Class A	94,300	280,077
	Hunan Gold Corp. Ltd., Class A	61,880	188,534
*	Hunan Silver Co. Ltd., Class A	120,400	109,115
	Hunan Valin Steel Co. Ltd., Class A	497,400	403,665
	Hunan Zhongke Electric Co. Ltd., Class A	20,100	73,098
	Hundsun Technologies, Inc., Class A	59,229	262,023
*	Hybio Pharmaceutical Co. Ltd., Class A	7,500	22,252
*	Hytera Communications Corp. Ltd., Class A	86,945	140,741
	IEIT Systems Co. Ltd., Class A	47,584	435,878
	Iflytek Co. Ltd., Class A	66,700	521,569
	IKD Co. Ltd., Class A	77,400	246,356
	Imeik Technology Development Co. Ltd., Class A	11,833	266,137
	Industrial & Commercial Bank of China Ltd., Class H	28,097,185	21,769,669
	Industrial Bank Co. Ltd., Class A	918,539	2,613,495
	Industrial Securities Co. Ltd., Class A	270,848	262,143
	INESA Intelligent Tech, Inc., Class A	38,400	108,128
	Infore Environment Technology Group Co. Ltd., Class A	233,424	225,953
	Ingenic Semiconductor Co. Ltd., Class A	13,600	165,900
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	494,981
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Berun Chemical Co. Ltd., Class A	328,100	$311,656
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	260,100	924,069
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	113,756	176,932
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	481,803	350,126
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	122,500	525,513
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	295,000	1,137,299
*Ω	Innovent Biologics, Inc.	485,500	5,446,141
	Intco Medical Technology Co. Ltd., Class A	33,900	188,407
	iRay Group, Class A	8,561	130,670
*	IRICO Display Devices Co. Ltd., Class A	274,400	226,098
*	JA Solar Technology Co. Ltd., Class A	235,104	465,194
	Jafron Biomedical Co. Ltd., Class A	51,100	146,412
	Jason Furniture Hangzhou Co. Ltd., Class A	50,280	217,742
	JCET Group Co. Ltd., Class A	100,900	567,959
	JCHX Mining Management Co. Ltd., Class A	43,000	395,214
*Ω	JD Health International, Inc.	829,900	6,478,153
*Ω	JD Logistics, Inc.	651,900	1,062,729
	JD.com, Inc. (9618 HK), Class A	1,753,521	28,950,589
	JD.com, Inc. (JD US), ADR	116,630	3,853,455
	Jiangling Motors Corp. Ltd., Class A	32,100	90,627
	Jiangsu Azure Corp., Class A	51,100	137,993

27

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	316,100	$162,976
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	284,806	282,397
	Jiangsu Cnano Technology Co. Ltd., Class A	14,744	118,914
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	213,640	277,766
	Jiangsu Etern Co. Ltd., Class A	45,100	94,643
	Jiangsu Expressway Co. Ltd., Class H	422,000	513,612
	Jiangsu Financial Leasing Co. Ltd., Class A	187,300	160,657
	Jiangsu Guotai International Group Co. Ltd., Class A	100,300	131,691
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	102,619
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	8,000	96,110
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	48,686	657,565
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	86,475	779,033
*	Jiangsu Hoperun Software Co. Ltd., Class A	22,300	193,102
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	37,380	151,564
	Jiangsu King's Luck Brewery JSC Ltd., Class A	67,812	369,964
	Jiangsu Leili Motor Co. Ltd., Class A	15,800	121,750
	Jiangsu Lihua Foods Group Co. Ltd.	49,500	145,707
		Shares	Value»
CHINA — (Continued)
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	32,388	$180,009
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	65,800	232,924
	Jiangsu Pacific Quartz Co. Ltd., Class A	22,052	127,902
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	158,200	224,118
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	41,600	54,395
	Jiangsu Shagang Co. Ltd., Class A	69,200	56,250
	Jiangsu Shemar Electric Co. Ltd., Class A	11,200	61,026
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	27,200	295,687
	Jiangsu Yanghe Distillery Co. Ltd., Class A	35,090	349,244
	Jiangsu Yangnong Chemical Co. Ltd., Class A	28,756	262,723
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	200,517
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	59,700	302,326
	Jiangsu Zhongtian Technology Co. Ltd., Class A	159,700	380,285
	Jiangxi Copper Co. Ltd., Class H	559,000	2,332,394
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	12,900	114,155
*	Jiangxi Special Electric Motor Co. Ltd., Class A	63,400	100,825

28

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangzhong Pharmaceutical Co. Ltd., Class A	8,300	$24,945
*	Jianshe Industry Group Yunnan Co. Ltd., Class A	10,800	44,087
	Jiayou International Logistics Co. Ltd., Class A	107,996	213,194
*	Jihua Group Corp. Ltd., Class A	243,400	123,545
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	84,200	254,196
	Jilin Electric Power Co. Ltd., Class A	153,400	126,375
	Jinduicheng Molybdenum Co. Ltd., Class A	238,600	503,991
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	140,700	297,445
	JiuGui Liquor Co. Ltd., Class A	8,800	78,681
	Jizhong Energy Resources Co. Ltd., Class A	238,300	205,356
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	131,355	224,550
	Jointown Pharmaceutical Group Co. Ltd., Class A	246,325	176,577
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	50,800	130,126
	Juneyao Airlines Co. Ltd., Class A	206,240	375,692
*	Jushri Technologies, Inc., Class A	13,100	46,944
	Kaishan Group Co. Ltd., Class A	41,500	93,552
	Keboda Technology Co. Ltd., Class A	11,400	124,305
	Keda Industrial Group Co. Ltd., Class A	105,200	193,831
	Kehua Data Co. Ltd., Class A	32,100	246,661
		Shares	Value»
CHINA — (Continued)
	Keli Sensing Technology Ningbo Co. Ltd., Class A	9,900	$94,965
	KingClean Electric Co. Ltd., Class A	11,700	42,138
	Kingfa Sci & Tech Co. Ltd., Class A	147,900	420,519
	Kingnet Network Co. Ltd., Class A	134,600	450,554
	Kingsemi Co. Ltd., Class A	4,797	80,903
	Konfoong Materials International Co. Ltd., Class A	12,000	158,528
Ω	Kuaishou Technology	2,338,900	21,715,129
	Kuang-Chi Technologies Co. Ltd., Class A	44,100	282,443
	Kunlun Energy Co. Ltd.	592,000	544,158
*	Kunlun Tech Co. Ltd., Class A	28,500	184,673
	Kunshan Huguang Auto Harness Co. Ltd., Class A	10,200	45,842
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	15,200	130,961
	Kweichow Moutai Co. Ltd., Class A	48,093	9,673,842
*	Kyland Technology Co. Ltd., Class A	6,500	22,177
	Lakala Payment Co. Ltd., Class A	36,800	124,472
	Lao Feng Xiang Co. Ltd., Class A	27,700	187,712
	LB Group Co. Ltd., Class A	145,900	377,767
	Leader Harmonious Drive Systems Co. Ltd., Class A	3,212	73,669
	Lenovo Group Ltd.	9,715,278	14,173,116
	Lens Technology Co. Ltd., Class A	221,900	917,245
	Leo Group Co. Ltd., Class A	305,600	229,110
	Lepu Medical Technology Beijing Co. Ltd., Class A	54,531	138,930
	Levima Advanced Materials Corp., Class A	30,000	84,351

29

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Leyard Optoelectronic Co. Ltd., Class A	143,200	$138,416
*	Li Auto, Inc. (2015 HK), Class A	694,200	7,203,762
#*	Li Auto, Inc. (LI US), ADR	105,301	2,195,526
	Liaoning Cheng Da Co. Ltd., Class A	71,400	127,989
	Lingyi iTech Guangdong Co., Class A	280,018	614,935
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	31,277	107,465
	Loncin Motor Co. Ltd., Class A	111,200	212,881
#Ω	Longfor Group Holdings Ltd.	189,473	234,043
*	LONGi Green Energy Technology Co. Ltd., Class A	180,388	535,122
	Longshine Technology Group Co. Ltd., Class A	57,600	144,811
	Luenmei Quantum Co. Ltd., Class A	87,700	108,551
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	16,800	124,708
	Luxi Chemical Group Co. Ltd., Class A	151,900	287,838
	Luxshare Precision Industry Co. Ltd., Class A	277,124	2,455,170
	Luzhou Laojiao Co. Ltd., Class A	83,029	1,569,737
	Mango Excellent Media Co. Ltd., Class A	120,592	499,497
	Maxscend Microelectronics Co. Ltd., Class A	12,000	125,919
	Meihua Holdings Group Co. Ltd., Class A	226,400	355,449
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	227,757	180,086
*Ω	Meituan, Class B	3,822,241	50,311,199
	Metallurgical Corp. of China Ltd., Class H	221,000	67,344
	Micro-Tech Nanjing Co. Ltd., Class A	8,800	102,462
		Shares	Value»
CHINA — (Continued)
	Midea Group Co. Ltd., Class A	274,401	$2,947,586
	Ming Yang Smart Energy Group Ltd., Class A	79,304	168,805
	Minmetals Capital Co. Ltd., Class A	164,400	136,863
	Mloptic Corp., Class A	356	18,362
	Montage Technology Co. Ltd., Class A	11,001	210,857
	Muyuan Foods Co. Ltd., Class A	288,057	2,038,582
	Nanjing Hanrui Cobalt Co. Ltd., Class A	16,400	114,485
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	494,859
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	78,546	110,927
	Nanjing Securities Co. Ltd., Class A	124,700	148,496
*	Nanjing Tanker Corp., Class A	382,500	175,688
	Nantong Jianghai Capacitor Co. Ltd., Class A	51,600	207,120
	NARI Technology Co. Ltd., Class A	372,342	1,268,695
*	National Silicon Industry Group Co. Ltd., Class A	91,819	295,094
	NAURA Technology Group Co. Ltd., Class A	20,250	1,158,594
*	NavInfo Co. Ltd., Class A	96,350	121,870
	NBTM New Materials Group Co. Ltd., Class A	23,900	101,043
	NetEase, Inc. (9999 HK)	679,900	19,078,485
	NetEase, Inc. (NTES US), ADR	140,409	19,671,301
	Neusoft Corp., Class A	37,000	54,729
	New China Life Insurance Co. Ltd., Class H	987,000	6,237,452
	New Hope Dairy Co. Ltd., Class A	36,500	89,274
	New Hope Liuhe Co. Ltd., Class A	235,166	321,672

30

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Neway Valve Suzhou Co. Ltd., Class A	50,800	$374,889
	Newland Digital Technology Co. Ltd., Class A	58,300	225,785
*	Ninestar Corp., Class A	33,051	100,779
	Ningbo Boway Alloy Material Co. Ltd., Class A	54,200	166,563
	Ningbo Huaxiang Electronic Co. Ltd., Class A	55,100	256,898
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	61,400	119,895
	Ningbo Jintian Copper Group Co. Ltd., Class A	91,700	149,113
	Ningbo Joyson Electronic Corp., Class A	86,200	386,437
	Ningbo Orient Wires & Cables Co. Ltd., Class A	34,742	306,113
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	33,961	133,298
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	340,444
*	Ningbo Shanshan Co. Ltd., Class A	45,200	87,351
	Ningbo Tuopu Group Co. Ltd., Class A	63,289	660,235
	Ningbo Yunsheng Co. Ltd., Class A	28,400	56,964
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	118,712
	Ningxia Baofeng Energy Group Co. Ltd., Class A	355,500	921,920
*	NIO, Inc., Class A	988,070	7,144,264
Ω	Nongfu Spring Co. Ltd., Class H	1,630,200	10,836,834
	North Copper Co. Ltd., Class A	117,000	258,616
*	North Industries Group Red Arrow Co. Ltd., Class A	58,100	150,099
	Northeast Securities Co. Ltd., Class A	137,400	175,466
		Shares	Value»
CHINA — (Continued)
	Northking Information Technology Co. Ltd., Class A	38,500	$115,388
	Novoray Corp., Class A	3,799	33,967
*	Offcn Education Technology Co. Ltd., Class A	200,012	76,480
	Offshore Oil Engineering Co. Ltd., Class A	334,000	255,763
*	OFILM Group Co. Ltd., Class A	182,900	317,318
	Olympic Circuit Technology Co. Ltd., Class A	27,100	158,558
	OmniVision Integrated Circuits Group, Inc.	12,821	235,562
	Oppein Home Group, Inc., Class A	32,295	242,901
	Opple Lighting Co. Ltd., Class A	20,900	51,108
	OPT Machine Vision Tech Co. Ltd., Class A	2,328	41,668
	ORG Technology Co. Ltd., Class A	165,500	140,049
	Orient Overseas International Ltd.	8,500	147,100
Ω	Orient Securities Co. Ltd., Class H	837,600	780,461
*	Oriental Energy Co. Ltd., Class A	95,800	110,762
	Oriental Pearl Group Co. Ltd., Class A	141,200	192,762
*	Ourpalm Co. Ltd., Class A	109,500	80,043
	Ovctek China, Inc., Class A	45,226	105,943
*	Pacific Securities Co. Ltd., Class A	266,700	168,705
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	55,850	123,655
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	399,800	169,818
*	PCI Technology Group Co. Ltd., Class A	119,900	115,706
*	PDD Holdings, Inc., ADR	442,223	59,642,616

31

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	People.cn Co. Ltd., Class A	44,600	$126,637
	People's Insurance Co. Group of China Ltd. , Class H	7,862,000	7,060,938
	Perfect World Co. Ltd., Class A	64,785	156,063
	PetroChina Co. Ltd., Class H	18,814,000	19,448,374
	PICC Property & Casualty Co. Ltd., Class H	5,431,198	12,831,334
	Ping An Bank Co. Ltd., Class A	587,500	934,877
#	Ping An Insurance Group Co. of China Ltd., Class H	4,781,000	34,539,529
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	208,000	248,534
	POCO Holding Co. Ltd., Class A	11,000	120,871
*	Polaris Bay Group Co. Ltd., Class A	134,300	138,967
	Poly Developments & Holdings Group Co. Ltd., Class A	369,500	380,637
Ω	Pop Mart International Group Ltd.	446,600	12,703,592
Ω	Postal Savings Bank of China Co. Ltd., Class H	6,061,000	4,270,643
	Power Construction Corp. of China Ltd., Class A	720,611	571,260
*	Qi An Xin Technology Group, Inc., Class A	32,698	179,449
	Qingdao East Steel Tower Stock Co. Ltd., Class A	60,900	151,148
	Qingdao Gon Technology Co. Ltd., Class A	14,400	103,790
	Qingdao Hanhe Cable Co. Ltd., Class A	107,300	56,567
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	3,500	75,836
	Qingdao Rural Commercial Bank Corp., Class A	379,429	171,780
		Shares	Value»
CHINA — (Continued)
	Qingdao Sentury Tire Co. Ltd., Class A	83,400	$227,858
	Qingdao TGOOD Electric Co. Ltd., Class A	54,800	223,589
*	Qinghai Salt Lake Industry Co. Ltd., Class A	201,400	701,588
*	QuantumCTek Co. Ltd., Class A	1,989	162,074
	Quectel Wireless Solutions Co. Ltd., Class A	15,100	201,040
	Range Intelligent Computing Technology Group Co. Ltd., Class A	25,200	178,859
	Raytron Technology Co. Ltd., Class A	21,575	251,936
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	135,054
*	Rising Nonferrous Metals Share Co. Ltd., Class A	12,800	98,880
	Riyue Heavy Industry Co. Ltd., Class A	51,800	105,851
	RoboTechnik Intelligent Technology Co. Ltd., Class A	4,300	135,241
	Rockchip Electronics Co. Ltd., Class A	7,100	181,132
*	RongFa Nuclear Equipment Co. Ltd., Class A	75,000	83,322
	Rongsheng Petrochemical Co. Ltd., Class A	521,394	746,889
*	Roshow Technology Co. Ltd., Class A	107,382	133,974
*	Sai Micro Electronics, Inc., Class A	29,700	102,207
	SAIC Motor Corp. Ltd., Class A	214,845	502,671
	Sailun Group Co. Ltd., Class A	260,200	561,309
	Sanan Optoelectronics Co. Ltd., Class A	211,300	412,319
	Sangfor Technologies, Inc., Class A	13,200	243,219
	Sansure Biotech, Inc., Class A	17,500	54,204

32

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sanwei Holding Group Co. Ltd., Class A	18,900	$30,792
	Sany Heavy Industry Co. Ltd., Class A	286,434	891,349
	Satellite Chemical Co. Ltd., Class A	321,761	810,370
	SDIC Capital Co. Ltd., Class A	190,204	209,673
	SDIC Power Holdings Co. Ltd., Class A	285,800	576,665
	Sealand Securities Co. Ltd., Class A	313,590	201,439
*	Seazen Holdings Co. Ltd., Class A	86,400	172,489
	Seres Group Co. Ltd., Class A	57,600	1,257,861
	SF Holding Co. Ltd., Class A	294,361	1,668,632
	SG Micro Corp., Class A	10,569	109,405
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	175,500	97,203
	Shaanxi Coal Industry Co. Ltd., Class A	567,700	1,811,475
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	261,800	139,441
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	239,450	269,328
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	60,500	147,418
Ω	Shandong Gold Mining Co. Ltd., Class H	617,750	2,589,683
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	77,800	731,953
	Shandong Hi-speed Co. Ltd., Class A	86,500	113,450
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	503,844
	Shandong Humon Smelting Co. Ltd., Class A	71,200	132,143
	Shandong Linglong Tyre Co. Ltd., Class A	105,800	228,812
		Shares	Value»
CHINA — (Continued)
	Shandong Nanshan Aluminum Co. Ltd., Class A	855,210	$554,078
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	157,841
	Shandong Publishing & Media Co. Ltd., Class A	95,200	111,854
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	530,669
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	14,600	151,971
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	35,700	79,224
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	17,252	260,805
	Shanghai AtHub Co. Ltd., Class A	36,400	170,129
	Shanghai Bailian Group Co. Ltd., Class A	116,800	148,271
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	47,236	167,206
	Shanghai Baosight Software Co. Ltd., Class A	69,618	225,068
	Shanghai Belling Co. Ltd., Class A	18,000	86,523
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	8,269	159,141
	Shanghai Chinafortune Co. Ltd., Class A	51,500	120,894
	Shanghai Construction Group Co. Ltd., Class A	635,276	251,771
*	Shanghai DZH Ltd., Class A	46,200	94,292
*	Shanghai Electric Group Co. Ltd., Class H	2,092,000	1,219,809

33

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Electric Power Co. Ltd., Class A	150,900	$629,734
*	Shanghai Feilo Acoustics Co. Ltd., Class A	58,000	66,629
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	17,500	53,604
	Shanghai Huace Navigation Technology Ltd., Class A	25,060	112,966
	Shanghai Huafon Aluminium Corp., Class A	69,300	171,160
	Shanghai Huayi Group Co. Ltd., Class A	131,700	147,208
	Shanghai International Airport Co. Ltd., Class A	36,900	167,477
	Shanghai Jahwa United Co. Ltd., Class A	32,500	114,569
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	62,900	199,018
	Shanghai Lingang Holdings Corp. Ltd., Class A	138,760	220,350
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	61,520	74,020
	Shanghai M&G Stationery, Inc., Class A	37,669	148,233
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	39,900	152,024
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	3,162	45,265
	Shanghai Moons' Electric Co. Ltd., Class A	10,400	107,292
	Shanghai Pret Composites Co. Ltd., Class A	35,800	67,725
		Shares	Value»
CHINA — (Continued)
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	$1,426,770
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	77,056	316,606
	Shanghai RAAS Blood Products Co. Ltd., Class A	225,100	213,325
	Shanghai Rural Commercial Bank Co. Ltd., Class A	331,200	397,211
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	95,100	139,269
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	12,800	102,335
*	Shanghai Stonehill Technology Co. Ltd., Class A	290,400	323,590
	Shanghai Tunnel Engineering Co. Ltd., Class A	221,400	205,490
	Shanghai Vital Microtech Co. Ltd.	48,700	127,147
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	52,400	80,557
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	201,419	157,409
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	98,800	619,047
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	186,000	123,678
	Shanghai Zhonggu Logistics Co. Ltd., Class A	153,299	238,353
	Shanjin International Gold Co. Ltd., Class A	195,817	598,553
	Shannon Semiconductor Technology Co. Ltd., Class A	17,600	327,404

34

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shantui Construction Machinery Co. Ltd., Class A	94,700	$154,058
	Shanxi Coal International Energy Group Co. Ltd., Class A	158,900	246,601
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	387,630	398,931
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	244,230	508,073
*	Shanxi Meijin Energy Co. Ltd., Class A	259,717	191,317
	Shanxi Securities Co. Ltd., Class A	165,980	149,381
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	285,800	169,142
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	50,207	1,345,210
	Sharetronic Data Technology Co. Ltd., Class A	14,380	327,942
	Shede Spirits Co. Ltd., Class A	14,200	123,881
	Shenghe Resources Holding Co. Ltd., Class A	72,700	237,430
	Shengyi Electronics Co. Ltd., Class A	8,718	133,148
	Shengyi Technology Co. Ltd., Class A	59,100	532,874
	Shennan Circuits Co. Ltd., Class A	20,906	629,336
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	616,007
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	11,200	126,163
	Shenzhen Agricultural Power Group Co. Ltd., Class A	84,600	101,621
	Shenzhen Airport Co. Ltd., Class A	135,900	137,981
	Shenzhen Aisidi Co. Ltd., Class A	83,700	145,926
		Shares	Value»
CHINA — (Continued)
	Shenzhen Capchem Technology Co. Ltd., Class A	34,840	$259,978
*	Shenzhen Clou Electronics Co. Ltd., Class A	25,800	31,733
	Shenzhen Energy Group Co. Ltd., Class A	233,319	230,589
	Shenzhen Envicool Technology Co. Ltd., Class A	39,455	388,764
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	77,700	415,190
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	67,500	202,695
	Shenzhen Forms Syntron Information Co. Ltd.	11,100	58,903
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	6,322	127,586
	Shenzhen FRD Science & Technology Co. Ltd., Class A	18,800	83,116
	Shenzhen Gas Corp. Ltd., Class A	153,700	145,185
	Shenzhen Goodix Technology Co. Ltd., Class A	16,200	187,235
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	41,200	297,556
	Shenzhen Honor Electronic Co. Ltd., Class A	3,800	103,949
	Shenzhen Hopewind Electric Co. Ltd., Class A	16,900	71,677
	Shenzhen Huaqiang Industry Co. Ltd., Class A	41,400	161,696
*	Shenzhen Infogem Technologies Co. Ltd., Class A	4,900	32,663
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	438,196

35

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Kaifa Technology Co. Ltd., Class A	95,900	$368,109
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	54,140	130,924
	Shenzhen Kedali Industry Co. Ltd., Class A	16,766	424,620
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	32,900	77,861
	Shenzhen Kinwong Electronic Co. Ltd., Class A	84,364	860,152
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	34,000	205,715
	Shenzhen Megmeet Electrical Co. Ltd., Class A	23,400	250,214
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	44,873	1,356,652
	Shenzhen MTC Co. Ltd., Class A	377,400	326,315
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	35,600	305,313
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	313,180	104,865
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	297,475
	Shenzhen SC New Energy Technology Corp., Class A	21,859	290,244
	Shenzhen SED Industry Co. Ltd., Class A	62,800	183,041
	Shenzhen Senior Technology Material Co. Ltd., Class A	93,752	187,640
	Shenzhen Sunlord Electronics Co. Ltd., Class A	53,300	286,290
		Shares	Value»
CHINA — (Continued)
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	$345,159
	Shenzhen Topband Co. Ltd., Class A	64,000	124,082
	Shenzhen Transsion Holdings Co. Ltd., Class A	38,786	415,767
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	65,400	254,176
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	99,600	63,840
	Shenzhen Yinghe Technology Co. Ltd., Class A	41,400	174,243
*	Shenzhen Ysstech Info-tech Co. Ltd., Class A	18,900	54,018
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	65,371	250,851
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	6,200	103,295
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	304,014	235,666
	Shenzhou International Group Holdings Ltd.	760,800	6,567,080
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	55,600	180,352
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	74,056	186,198
*	Siasun Robot & Automation Co. Ltd., Class A	53,400	138,436
	Sichuan Changhong Electric Co. Ltd., Class A	222,305	318,579
	Sichuan Chuantou Energy Co. Ltd., Class A	183,800	380,360

36

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Development Lomon Co. Ltd., Class A	85,000	$133,412
	Sichuan EM Technology Co. Ltd., Class A	33,500	93,862
	Sichuan Hebang Biotechnology Co. Ltd., Class A	489,200	149,852
*	Sichuan Hexie Shuangma Co. Ltd., Class A	45,400	129,812
*	Sichuan Hongda Co. Ltd., Class A	94,200	144,674
	Sichuan Jiuzhou Electric Co. Ltd., Class A	31,800	68,490
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	122,701	603,512
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H	16,500	948,515
	Sichuan New Energy Power Co. Ltd., Class A	100,400	173,548
	Sichuan Road & Bridge Group Co. Ltd., Class A	429,140	571,931
	Sichuan Swellfun Co. Ltd., Class A	29,400	174,793
	Sichuan Teway Food Group Co. Ltd., Class A	41,600	69,798
	Sichuan Yahua Industrial Group Co. Ltd., Class A	60,500	172,841
	Sineng Electric Co. Ltd., Class A	19,200	86,935
	Sino Biopharmaceutical Ltd.	10,899,500	9,928,701
	Sinofibers Technology Co. Ltd., Class A	23,500	106,330
	Sinolink Securities Co. Ltd., Class A	150,200	208,553
	Sinoma International Engineering Co., Class A	221,900	297,103
	Sinoma Science & Technology Co. Ltd., Class A	89,494	435,851
		Shares	Value»
CHINA — (Continued)
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	123,200	$61,305
	Sinomach Precision Industry Group Co. Ltd., Class A	4,700	18,920
	Sinomine Resource Group Co. Ltd., Class A	26,700	211,307
	Sinosoft Co. Ltd., Class A	38,392	114,525
	Sinotruk Jinan Truck Co. Ltd., Class A	80,400	205,133
	Skshu Paint Co. Ltd., Class A	31,289	193,987
	Skyworth Digital Co. Ltd., Class A	38,300	73,186
#Ω	Smoore International Holdings Ltd.	996,000	1,677,389
	Songcheng Performance Development Co. Ltd., Class A	162,900	183,946
	Sonoscape Medical Corp., Class A	16,100	64,913
	SooChow Securities Co. Ltd., Class A	145,050	195,652
	Southwest Securities Co. Ltd., Class A	320,536	213,537
	SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	150,623
	Spring Airlines Co. Ltd., Class A	52,800	397,723
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	51,700	52,226
	StarPower Semiconductor Ltd., Class A	7,860	115,657
	State Grid Information & Communication Co. Ltd., Class A	70,300	182,155
	State Grid Yingda Co. Ltd., Class A	186,600	169,274
	STO Express Co. Ltd., Class A	117,700	256,195
	Sumec Corp. Ltd., Class A	38,900	61,840
	Sungrow Power Supply Co. Ltd., Class A	77,820	2,076,278

37

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunny Optical Technology Group Co. Ltd.	634,000	$6,126,784
	Sunresin New Materials Co. Ltd., Class A	22,400	174,873
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	5,234	53,675
	Suntak Technology Co. Ltd., Class A	65,500	131,127
	Sunward Intelligent Equipment Co. Ltd., Class A	29,500	54,934
	Sunwoda Electronic Co. Ltd., Class A	77,500	390,669
	SUPCON Technology Co. Ltd., Class A	18,947	139,340
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	157,000	1,511,358
	Suzhou Maxwell Technologies Co. Ltd., Class A	16,161	239,093
	Suzhou TFC Optical Communication Co. Ltd., Class A	31,360	691,586
	Suzhou Veichi Electric Co. Ltd., Class A	6,333	76,696
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	6,324	92,363
	Taiji Computer Corp. Ltd., Class A	29,200	110,303
*	Talkweb Information System Co. Ltd., Class A	26,200	126,332
	TangShan Port Group Co. Ltd., Class A	531,500	296,775
	Tasly Pharmaceutical Group Co. Ltd., Class A	89,600	194,584
	TBEA Co. Ltd., Class A	291,720	803,064
	TCL Technology Group Corp., Class A	940,598	570,308
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	148,025	196,870
	Tencent Holdings Ltd.	3,173,900	257,808,590
		Shares	Value»
CHINA — (Continued)
	Tencent Music Entertainment Group, ADR	557,494	$12,443,266
	Thunder Software Technology Co. Ltd., Class A	10,200	98,585
	Tian Di Science & Technology Co. Ltd., Class A	439,220	369,088
*	Tianfeng Securities Co. Ltd., Class A	301,300	221,936
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	27,855	78,682
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	26,400	167,570
	Tianjin Port Co. Ltd., Class A	173,804	117,490
*	Tianma Microelectronics Co. Ltd., Class A	79,055	107,963
	Tianneng Battery Group Co. Ltd., Class A	23,919	113,976
	Tianshan Aluminum Group Co. Ltd., Class A	396,700	745,014
*	TianShan Material Co. Ltd., Class A	100,900	85,420
	Tianshui Huatian Technology Co. Ltd., Class A	110,800	188,006
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	19,500	70,136
	Tibet Huayu Mining Co. Ltd., Class A	44,300	185,447
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	20,910	136,482
	Tinergy Chemical Co. Ltd., Class A	163,735	128,436
	Titan Wind Energy Suzhou Co. Ltd., Class A	66,900	72,034
	TongFu Microelectronics Co. Ltd., Class A	125,800	751,911

38

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	111,500	$141,400
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	20,200	73,619
	Tongkun Group Co. Ltd., Class A	147,609	295,085
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	105,000	160,225
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	750,745
*	Tongwei Co. Ltd., Class A	200,600	698,542
	Topchoice Medical Corp., Class A	22,410	136,871
	Transfar Zhilian Co. Ltd., Class A	165,100	144,913
*	Trina Solar Co. Ltd., Class A	93,219	266,801
	Trip.com Group Ltd. (9961 HK)	99,700	7,016,030
	Trip.com Group Ltd. (TCOM US), ADR	293,024	20,702,146
*	TRS Information Technology Corp. Ltd., Class A	31,500	91,167
*	Tsinghua Tongfang Co. Ltd., Class A	144,100	176,741
	Tsingtao Brewery Co. Ltd., Class H	210,000	1,419,291
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	21,199	243,516
	Unisplendour Corp. Ltd., Class A	112,760	429,355
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	373,614
*	Venustech Group, Inc., Class A	29,500	64,985
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	5,590	125,135
	Victory Giant Technology Huizhou Co. Ltd., Class A	59,100	2,431,044
	Vipshop Holdings Ltd., ADR	46,550	814,159
		Shares	Value»
CHINA — (Continued)
*	Visionox Technology, Inc., Class A	32,500	$38,730
	Visual China Group Co. Ltd., Class A	24,800	75,423
	Walvax Biotechnology Co. Ltd., Class A	91,600	157,470
*	Wanda Film Holding Co. Ltd., Class A	94,900	147,475
	Wangsu Science & Technology Co. Ltd., Class A	151,900	247,146
	Wanhua Chemical Group Co. Ltd., Class A	185,000	1,628,393
	Want Want China Holdings Ltd.	40,000	25,849
	Wanxiang Qianchao Co. Ltd., Class A	217,200	383,552
	Wasu Media Holding Co. Ltd., Class A	99,500	110,361
	Weichai Power Co. Ltd., Class H	2,380,800	4,919,443
	Weifu High-Technology Group Co. Ltd., Class A	48,000	144,836
	Weihai Guangwei Composites Co. Ltd., Class A	43,726	176,927
	Wens Foodstuff Group Co. Ltd., Class A	340,660	869,554
	Western Mining Co. Ltd., Class A	168,200	567,331
	Western Region Gold Co. Ltd., Class A	35,800	137,985
	Western Securities Co. Ltd., Class A	238,600	288,169
	Western Superconducting Technologies Co. Ltd., Class A	29,292	321,903
#	Wharf Holdings Ltd.	246,000	647,191
	Willfar Information Technology Co. Ltd., Class A	25,730	133,473
*	Wingtech Technology Co. Ltd., Class A	32,548	205,703
	Winner Medical Co. Ltd., Class A	32,577	189,142
	Winning Health Technology Group Co. Ltd., Class A	125,560	156,101
	Wolong Electric Group Co. Ltd., Class A	129,040	876,275

39

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuchan Zhongda Group Co. Ltd., Class A	358,650	$294,952
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	13,400	126,717
*	Wuhan Guide Infrared Co. Ltd., Class A	44,693	87,206
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	103,507
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	19,400	70,144
	Wuhu Token Science Co. Ltd., Class A	146,800	128,054
	Wuliangye Yibin Co. Ltd., Class A	205,706	3,441,109
	WUS Printed Circuit Kunshan Co. Ltd., Class A	140,700	1,398,946
Ω	WuXi AppTec Co. Ltd., Class H	257,760	3,601,711
	Wuxi Autowell Technology Co. Ltd., Class A	16,293	100,119
*Ω	Wuxi Biologics Cayman, Inc.	2,630,000	12,266,566
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	37,100	304,979
	Wuxi NCE Power Co. Ltd., Class A	16,400	86,580
	Wuxi Rural Commercial Bank Co. Ltd., Class A	66,500	56,743
	Wuxi Taiji Industry Ltd. Co., Class A	106,800	130,153
	XCMG Construction Machinery Co. Ltd., Class A	561,403	839,712
	XGD, Inc., Class A	31,000	120,703
	Xiamen Amoytop Biotech Co. Ltd., Class A	21,336	218,937
	Xiamen Bank Co. Ltd., Class A	170,900	169,370
	Xiamen C & D, Inc., Class A	147,200	210,895
	Xiamen Faratronic Co. Ltd., Class A	14,000	236,892
		Shares	Value»
CHINA — (Continued)
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	24,600	$108,036
	Xiamen Intretech, Inc., Class A	40,100	111,583
	Xiamen Tungsten Co. Ltd., Class A	119,680	600,900
	Xiamen Xiangyu Co. Ltd., Class A	166,300	194,092
	Xi'an Bright Laser Technologies Co. Ltd., Class A	12,047	127,872
	Xi'An Shaangu Power Co. Ltd., Class A	97,000	118,630
	Xi'an Triangle Defense Co. Ltd., Class A	25,000	90,165
*	Xiangcai Co. Ltd., Class A	122,300	221,434
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	63,200	135,340
	Xianhe Co. Ltd., Class A	30,100	96,757
*Ω	Xiaomi Corp., Class B	3,829,800	21,247,388
	Xinfengming Group Co. Ltd., Class A	138,600	309,807
	Xinhuanet Co. Ltd., Class A	24,570	69,063
	Xinxiang Richful Lube Additive Co. Ltd., Class A	20,300	162,130
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	192,100	116,907
	Xinyu Iron & Steel Co. Ltd., Class A	140,400	82,921
*	XPeng, Inc., Class A	810,700	9,444,786
	Xuji Electric Co. Ltd., Class A	72,200	268,470
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	32,800	321,464
	Yankershop Food Co. Ltd., Class A	13,800	142,396
#	Yankuang Energy Group Co. Ltd., Class H	3,732,300	5,123,869
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,400	25,379

40

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yantai China Pet Foods Co. Ltd., Class A	7,300	$58,681
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	24,800	54,423
	Yantai Eddie Precision Machinery Co. Ltd., Class A	49,800	130,956
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	76,255	535,860
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	30,200	70,938
	Yealink Network Technology Corp. Ltd., Class A	71,476	361,535
	YGSOFT, Inc., Class A	58,100	53,101
	Yifan Pharmaceutical Co. Ltd., Class A	79,900	147,893
	Yifeng Pharmacy Chain Co. Ltd., Class A	56,180	192,898
	Yonfer Agricultural Technology Co. Ltd., Class A	90,600	189,401
*	Yonghui Superstores Co. Ltd., Class A	288,000	189,255
	YongXing Special Materials Technology Co. Ltd., Class A	31,670	218,989
*	Yonyou Network Technology Co. Ltd., Class A	30,300	66,492
	Youngor Fashion Co. Ltd., Class A	231,604	244,203
	YTO Express Group Co. Ltd., Class A	218,962	526,500
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	64,210	87,900
	Yum China Holdings, Inc. (9987 HK)	121,100	5,215,157
	Yum China Holdings, Inc. (YUMC US)	240,624	10,409,394
	YUNDA Holding Group Co. Ltd., Class A	191,490	196,087
	Yunnan Aluminium Co. Ltd., Class A	349,200	1,127,952
	Yunnan Baiyao Group Co. Ltd., Class A	53,840	428,931
		Shares	Value»
CHINA — (Continued)
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	271,600	$257,404
	Yunnan Copper Co. Ltd., Class A	239,200	606,827
*	Yunnan Energy New Material Co. Ltd., Class A	23,562	160,695
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	13,800	54,189
	Yunnan Tin Co. Ltd., Class A	179,300	597,520
	Yunnan Yuntianhua Co. Ltd., Class A	103,600	418,876
	Yusys Technologies Co. Ltd., Class A	31,800	107,136
	Zangge Mining Co. Ltd., Class A	73,800	611,042
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	18,450	461,938
	Zhaojin Mining Industry Co. Ltd., Class H	926,500	3,449,858
	Zhefu Holding Group Co. Ltd., Class A	354,923	204,958
	Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	406,602
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	9,200	113,109
	Zhejiang China Commodities City Group Co. Ltd., Class A	311,679	807,896
	Zhejiang Chint Electrics Co. Ltd., Class A	105,621	425,872
	Zhejiang Crystal-Optech Co. Ltd., Class A	42,300	148,481
	Zhejiang Dahua Technology Co. Ltd., Class A	92,113	264,889
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	67,400	128,904

41

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	$211,885
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	62,400	120,974
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	124,900	137,939
	Zhejiang Hailiang Co. Ltd., Class A	96,700	156,417
	Zhejiang HangKe Technology, Inc. Co., Class A	14,018	64,421
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	38,700	60,973
	Zhejiang Huace Film & Television Co. Ltd., Class A	79,100	85,398
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	93,540	252,341
	Zhejiang Huayou Cobalt Co. Ltd., Class A	58,111	529,790
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	17,282	92,973
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	15,200	68,208
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	71,200	390,513
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	48,300	127,964
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	138,400	90,227
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	288,744
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	49,800	139,664
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	21,200	$52,228
	Zhejiang Juhua Co. Ltd., Class A	153,700	763,208
*Ω	Zhejiang Leapmotor Technology Co. Ltd., Class H	31,100	232,960
	Zhejiang Longsheng Group Co. Ltd., Class A	102,400	151,620
*	Zhejiang Narada Power Source Co. Ltd., Class A	32,400	86,043
	Zhejiang NHU Co. Ltd., Class A	254,788	870,566
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	181,100	182,685
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	67,794	476,060
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	23,500	184,653
	Zhejiang Semir Garment Co. Ltd., Class A	221,300	168,234
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	20,800	127,841
	Zhejiang Supor Co. Ltd., Class A	25,654	172,069
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	114,100	272,810
	Zhejiang Wanma Co. Ltd., Class A	48,300	121,957
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	136,103	414,120
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	96,134	139,592
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	25,900	123,514
	Zhejiang XCC Group Co. Ltd., Class A	12,300	79,405

42

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	36,080	$51,112
	Zhejiang Yinlun Machinery Co. Ltd., Class A	56,700	304,589
*	Zhejiang Yongtai Technology Co. Ltd., Class A	28,400	77,755
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	6,200	45,486
	Zheshang Securities Co. Ltd., Class A	99,663	162,820
	Zhongji Innolight Co. Ltd., Class A	36,037	2,379,761
	Zhongjin Gold Corp. Ltd., Class A	402,100	1,248,964
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	142,700	245,950
	Zhongshan Public Utilities Group Co. Ltd., Class A	90,000	157,056
	Zhongtai Securities Co. Ltd., Class A	244,700	240,143
	Zhuhai Huafa Properties Co. Ltd., Class A	205,500	142,138
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	23,700	142,557
	Zhuzhou Kibing Group Co. Ltd., Class A	215,101	214,680
*	Zhuzhou Smelter Group Co. Ltd., Class A	56,200	123,664
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	145,900	98,667
	Zijin Mining Group Co. Ltd., Class H	5,311,000	21,971,670
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	36,000	34,759
#	ZTE Corp., Class H	667,085	2,817,791
	ZTO Express Cayman, Inc. (2057 HK)	208,650	3,849,339
	Shares	Value»
CHINA — (Continued)
ZTO Express Cayman, Inc. (ZTO US), ADR	244,606	$4,547,226
TOTAL CHINA		1,675,792,104
COLOMBIA — (0.1%)
Grupo Argos SA	261,814	1,181,830
Grupo Cibest SA	125,383	2,032,972
Grupo Cibest SA, ADR	41,971	2,435,997
Grupo de Inversiones Suramericana SA	61,756	750,748
Grupo Energia Bogota SA ESP	891,152	728,241
Interconexion Electrica SA ESP	257,551	1,670,383
TOTAL COLOMBIA		8,800,171
CZECH REPUBLIC — (0.1%)
CEZ AS	95,167	5,827,895
Komercni Banka AS	56,670	2,899,016
TOTAL CZECH REPUBLIC		8,726,911
EGYPT — (0.1%)
Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	1,486,289	3,168,787
Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	122,339	261,194
TOTAL EGYPT		3,429,981
GREECE — (0.6%)
Alpha Bank SA	1,758,982	6,895,577
Athens International Airport SA	26,143	301,787
Eurobank Ergasias Services & Holdings SA	1,461,852	5,498,909
*†† FF Group	12,618	0
Hellenic Telecommunications Organization SA	110,178	2,069,010
Jumbo SA	96,073	3,048,654
* Metlen Energy & Metals PLC	74,839	3,792,479
Motor Oil Hellas Corinth Refineries SA	40,176	1,203,976

43

The Emerging Markets Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
	National Bank of Greece SA	365,664	$5,374,717
	OPAP SA	107,743	2,227,502
	Piraeus Financial Holdings SA	535,170	4,179,790
	Public Power Corp. SA	126,057	2,189,251
	Titan SA (TITC GA)	27,096	1,213,230
TOTAL GREECE			37,994,882
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	489,150	4,302,960
	OTP Bank Nyrt	125,562	11,985,572
	Richter Gedeon Nyrt	110,200	3,394,606
TOTAL HUNGARY			19,683,138
INDIA — (16.4%)
	360 ONE WAM Ltd.	96,558	1,178,709
	ABB India Ltd.	24,064	1,415,491
	ACC Ltd.	68,617	1,451,113
*	Adani Energy Solutions Ltd.	154,675	1,705,839
	Adani Enterprises Ltd.	36,973	1,029,665
*	Adani Green Energy Ltd.	68,205	871,766
	Adani Ports & Special Economic Zone Ltd.	370,000	6,046,852
*	Adani Power Ltd.	3,158,258	5,612,867
	Adani Total Gas Ltd.	74,820	530,556
*	Aditya Birla Capital Ltd.	775,396	2,840,035
*	Aditya Birla Fashion & Retail Ltd.	177,988	162,689
*	Aditya Birla Lifestyle Brands Ltd.	177,988	268,060
	Alkem Laboratories Ltd.	31,232	1,929,962
	Ambuja Cements Ltd.	409,686	2,607,032
	Apar Industries Ltd.	5,329	520,104
	APL Apollo Tubes Ltd.	110,873	2,242,887
	Apollo Hospitals Enterprise Ltd.	74,506	6,444,097
	Ashok Leyland Ltd.	4,027,856	6,408,425
	Asian Paints Ltd.	164,619	4,654,075
	Astral Ltd.	93,248	1,519,768
Ω	AU Small Finance Bank Ltd.	284,256	2,802,629
	Aurobindo Pharma Ltd.	288,162	3,713,051
*Ω	Avenue Supermarts Ltd.	38,115	1,781,897
		Shares	Value»
INDIA — (Continued)
*	AWL Agri Business Ltd.	56,448	$174,097
	Axis Bank Ltd. (AXSB IN)	1,416,092	19,643,854
	Bajaj Auto Ltd.	46,497	4,659,206
	Bajaj Finance Ltd.	1,665,720	19,604,493
	Bajaj Finserv Ltd.	240,357	5,653,722
	Bajaj Holdings & Investment Ltd.	33,808	4,689,536
	Balkrishna Industries Ltd.	94,739	2,436,704
	Bank of Baroda	904,824	2,832,019
	Bank of India	512,337	807,646
	Bank of Maharashtra	586,640	390,426
	Berger Paints India Ltd.	203,984	1,243,285
	Bharat Dynamics Ltd.	32,577	562,528
	Bharat Electronics Ltd.	1,821,863	8,738,277
	Bharat Forge Ltd.	261,827	3,891,879
	Bharat Heavy Electricals Ltd.	802,001	2,387,034
	Bharat Petroleum Corp. Ltd.	998,744	3,999,926
	Bharti Airtel Ltd.	1,624,238	37,735,637
	Biocon Ltd.	370,734	1,556,821
	Blue Star Ltd.	65,979	1,433,028
	Bosch Ltd.	4,191	1,758,774
	Britannia Industries Ltd.	76,394	5,033,507
	BSE Ltd.	87,829	2,454,649
	Canara Bank	1,973,841	3,036,896
	CG Power & Industrial Solutions Ltd.	557,210	4,614,867
	Cholamandalam Financial Holdings Ltd.	42,287	906,744
	Cholamandalam Investment & Finance Co. Ltd.	429,365	8,225,490
	Cipla Ltd.	483,014	8,168,770
	Coal India Ltd.	747,144	3,273,019
Ω	Cochin Shipyard Ltd.	38,849	783,181
	Coforge Ltd.	230,476	4,630,853
*	Cohance Lifesciences Ltd.	16,889	142,748
	Colgate-Palmolive India Ltd.	124,027	3,142,824
	Container Corp. of India Ltd.	234,814	1,446,352
	Coromandel International Ltd.	74,195	1,784,550
	CRISIL Ltd.	6,759	375,765
	Cummins India Ltd.	96,851	4,742,499
	Dabur India Ltd.	335,935	1,846,319

44

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dalmia Bharat Ltd.	50,419	$1,191,046
	Divi's Laboratories Ltd.	69,403	5,278,377
	Dixon Technologies India Ltd.	29,478	5,140,271
	DLF Ltd.	440,685	3,758,900
#	Dr. Reddy's Laboratories Ltd., ADR	511,886	6,802,965
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	122,796	1,652,803
	Eicher Motors Ltd.	110,738	8,741,790
Ω	Endurance Technologies Ltd.	16,801	537,030
	Escorts Kubota Ltd.	20,280	863,225
*	Eternal Ltd.	1,098,441	3,923,331
	Federal Bank Ltd.	1,577,773	4,202,590
	Fortis Healthcare Ltd.	270,770	3,123,586
*	FSN E-Commerce Ventures Ltd.	676,343	1,891,447
	GAIL India Ltd. (GAID LI), GDR	54,290	656,014
	GAIL India Ltd. (GAIL IN)	2,001,507	4,105,117
	GE Vernova T&D India Ltd.	64,858	2,214,406
	GlaxoSmithKline Pharmaceuticals Ltd.	31,603	931,841
	Glenmark Pharmaceuticals Ltd.	84,971	1,809,377
	Global Health Ltd.	24,679	363,591
*	GMR Airports Ltd.	2,072,479	2,187,031
	Godfrey Phillips India Ltd.	5,280	183,221
	Godrej Consumer Products Ltd.	250,638	3,160,316
*	Godrej Industries Ltd.	16,002	200,138
*	Godrej Properties Ltd.	93,187	2,397,184
	Grasim Industries Ltd.	217,483	7,099,007
	Gujarat Fluorochemicals Ltd.	15,556	656,149
	Havells India Ltd.	137,520	2,309,540
	HCL Technologies Ltd.	718,185	12,449,201
Ω	HDFC Asset Management Co. Ltd.	82,181	4,975,127
	HDFC Bank Ltd.	4,090,030	45,506,334
Ω	HDFC Life Insurance Co. Ltd.	305,987	2,517,443
		Shares	Value»
INDIA — (Continued)
	Hero MotoCorp Ltd. (HMCL IN)	149,917	$9,367,992
	Hindalco Industries Ltd.	1,268,841	12,118,380
	Hindustan Aeronautics Ltd.	138,456	7,308,052
	Hindustan Petroleum Corp. Ltd.	821,956	4,397,363
	Hindustan Unilever Ltd.	302,576	8,388,563
	Hitachi Energy India Ltd.	7,055	1,410,331
	ICICI Bank Ltd. (IBN US), Sponsored ADR	649,989	19,694,652
	ICICI Bank Ltd. (ICICIBC IN)	2,536,225	38,436,206
Ω	ICICI Lombard General Insurance Co. Ltd.	135,564	3,056,268
Ω	ICICI Prudential Life Insurance Co. Ltd.	175,389	1,168,700
	IDFC First Bank Ltd.	3,209,774	2,952,926
	Indian Bank	219,416	2,122,513
	Indian Hotels Co. Ltd.	571,497	4,792,605
	Indian Oil Corp. Ltd.	1,618,370	3,026,447
	Indian Railway Catering & Tourism Corp. Ltd.	255,728	2,067,404
Ω	Indian Railway Finance Corp. Ltd.	1,076,163	1,493,422
	Indraprastha Gas Ltd.	40,564	96,698
*	Indus Towers Ltd.	1,282,229	5,260,974
*	IndusInd Bank Ltd.	281,390	2,518,241
	Info Edge India Ltd.	303,145	4,692,576
	Infosys Ltd. (INFO IN)	2,148,691	35,792,021
#	Infosys Ltd. (INFY US), Sponsored ADR	331,357	5,490,585
Ω	InterGlobe Aviation Ltd.	123,469	7,851,339
	Ipca Laboratories Ltd.	55,479	793,520
*	ITC Hotels Ltd.	196,018	478,764
	ITC Ltd.	2,061,428	9,748,542
	Jindal Stainless Ltd.	394,916	3,352,419
	Jindal Steel Ltd.	474,576	5,706,254
	Jio Financial Services Ltd.	1,848,237	6,394,171
	JK Cement Ltd.	23,220	1,628,957
	JSW Energy Ltd.	435,675	2,589,529
	JSW Steel Ltd.	579,161	7,878,066
	Jubilant Foodworks Ltd.	297,986	2,012,861
	Kalyan Jewellers India Ltd.	259,294	1,489,234

45

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Kaynes Technology India Ltd.	4,681	$353,563
	KEI Industries Ltd.	21,000	951,937
	Kotak Mahindra Bank Ltd.	406,861	9,653,161
	KPR Mill Ltd.	23,473	282,542
	L&T Finance Ltd.	533,234	1,624,428
Ω	L&T Technology Services Ltd.	22,326	1,033,949
	Larsen & Toubro Ltd.	334,543	15,168,779
Ω	Laurus Labs Ltd.	185,343	1,993,465
	Linde India Ltd.	7,453	504,325
	Lloyds Metals & Energy Ltd.	43,698	640,795
Ω	Lodha Developers Ltd.	77,914	1,051,691
Ω	LTIMindtree Ltd.	58,760	3,755,707
	Lupin Ltd.	233,272	5,181,189
	Mahindra & Mahindra Financial Services Ltd.	502,431	1,785,157
	Mahindra & Mahindra Ltd.	808,151	31,765,464
	Mankind Pharma Ltd.	49,763	1,330,169
	Marico Ltd.	528,814	4,298,876
	Maruti Suzuki India Ltd.	61,939	11,258,451
*	Max Financial Services Ltd.	131,466	2,287,246
	Max Healthcare Institute Ltd.	450,898	5,835,023
	Mazagon Dock Shipbuilders Ltd.	36,096	1,112,077
	Motherson Sumi Wiring India Ltd.	614,101	325,644
	Motilal Oswal Financial Services Ltd.	121,608	1,336,962
	Mphasis Ltd.	110,972	3,443,843
	MRF Ltd.	2,197	3,908,234
	Multi Commodity Exchange of India Ltd.	8,698	905,595
	Muthoot Finance Ltd.	229,466	8,253,614
	Narayana Hrudayalaya Ltd.	50,824	1,003,586
	National Aluminium Co. Ltd.	139,466	367,172
	Nestle India Ltd.	384,606	5,513,669
	NHPC Ltd.	2,254,641	2,153,185
Ω	Nippon Life India Asset Management Ltd.	86,333	850,313
	NLC India Ltd.	104,302	306,943
	NMDC Ltd.	4,246,697	3,618,529
*	NMDC Steel Ltd.	1,251,805	605,037
	NTPC Ltd.	2,211,859	8,377,118
		Shares	Value»
INDIA — (Continued)
	Oberoi Realty Ltd.	101,713	$2,035,021
	Oil & Natural Gas Corp. Ltd.	1,431,491	4,126,245
	Oil India Ltd.	286,923	1,401,354
	One 97 Communications Ltd.	213,187	3,120,644
	Oracle Financial Services Software Ltd.	28,675	2,751,410
	Page Industries Ltd.	5,755	2,646,950
	Patanjali Foods Ltd.	138,926	942,848
*	PB Fintech Ltd.	130,177	2,613,894
	Persistent Systems Ltd.	92,930	6,188,915
	Petronet LNG Ltd.	1,234,353	3,907,830
	Phoenix Mills Ltd.	121,961	2,321,820
	PI Industries Ltd.	58,905	2,374,094
	Pidilite Industries Ltd.	170,066	2,774,346
	Piramal Pharma Ltd.	193,780	437,925
	Polycab India Ltd.	39,678	3,443,820
*	Poonawalla Fincorp Ltd.	5,650	30,636
	Power Finance Corp. Ltd.	1,781,182	8,082,635
	Power Grid Corp. of India Ltd.	2,263,465	7,343,775
	Prestige Estates Projects Ltd.	109,654	2,162,601
	Procter & Gamble Hygiene & Health Care Ltd.	10,034	1,508,790
	Punjab National Bank	1,807,490	2,499,724
	Radico Khaitan Ltd.	22,435	791,729
	Rail Vikas Nigam Ltd.	203,905	754,750
	REC Ltd.	1,858,383	7,848,705
	Reliance Industries Ltd. (RIL IN)	2,605,360	43,612,671
	Samvardhana Motherson International Ltd.	5,022,432	5,959,365
	SBI Cards & Payment Services Ltd.	173,017	1,715,538
Ω	SBI Life Insurance Co. Ltd.	279,608	6,162,337
	Schaeffler India Ltd.	30,358	1,378,214
	Shree Cement Ltd.	5,977	1,905,989
	Shriram Finance Ltd.	1,643,538	13,906,223
*	Siemens Energy India Ltd.	25,747	922,064
	Siemens Ltd.	25,747	899,536
	SJVN Ltd.	336,376	333,355
	Solar Industries India Ltd.	25,227	3,951,994

46

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	SRF Ltd.	135,219	$4,468,333
	State Bank of India (SBID LI), GDR	128	13,568
	State Bank of India (SBIN IN)	1,072,406	11,327,922
	State Bank of India (SBKFF US), GDR	1,669	176,914
	Steel Authority of India Ltd.	950,894	1,460,872
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	343,192	6,543,381
	Sundaram Finance Ltd.	53,307	2,734,670
	Supreme Industries Ltd.	45,937	1,965,975
*	Suzlon Energy Ltd.	6,599,930	4,410,977
	Tata Communications Ltd.	103,969	2,192,791
	Tata Consultancy Services Ltd.	483,660	16,656,872
	Tata Consumer Products Ltd.	281,776	3,690,147
	Tata Elxsi Ltd.	3,564	218,825
*	Tata Motors Ltd./new	1,305,010	3,833,238
	Tata Motors Passenger Vehicles Ltd.	1,305,010	6,024,784
	Tata Power Co. Ltd.	1,037,437	4,726,546
	Tata Steel Ltd.	6,287,988	12,945,025
	Tech Mahindra Ltd.	427,815	6,855,425
	Thermax Ltd.	8,677	314,313
	Titan Co. Ltd.	188,444	7,944,288
	Torrent Pharmaceuticals Ltd.	118,651	4,741,057
	Torrent Power Ltd.	129,968	1,927,138
	Trent Ltd.	117,296	6,199,800
	Tube Investments of India Ltd.	83,201	2,829,369
	TVS Motor Co. Ltd.	217,577	8,593,884
	UltraTech Cement Ltd.	62,826	8,431,975
	Union Bank of India Ltd.	1,395,817	2,332,176
	United Breweries Ltd.	45,973	930,721
	United Spirits Ltd.	221,847	3,573,029
	UNO Minda Ltd.	126,123	1,751,197
	UPL Ltd.	556,261	4,498,875
	Varun Beverages Ltd.	829,375	4,381,341
	Vedanta Ltd.	1,426,185	7,929,553
*	Vodafone Idea Ltd.	16,312,918	1,602,786
	Voltas Ltd.	124,989	1,941,755
	Wipro Ltd.	1,772,249	4,804,169
*	Yes Bank Ltd.	11,783,222	3,022,604
		Shares	Value»
INDIA — (Continued)
	Zydus Lifesciences Ltd.	252,848	$2,782,691
TOTAL INDIA			1,069,424,638
INDONESIA — (1.3%)
	Alamtri Resources Indonesia Tbk. PT	16,967,500	1,920,830
*	Amman Mineral Internasional PT	1,904,600	812,409
	Aneka Tambang Tbk. PT	7,067,800	1,314,665
	Astra International Tbk. PT	13,369,310	4,943,480
	Bank Central Asia Tbk. PT	27,517,100	14,088,524
	Bank Mandiri Persero Tbk. PT	29,718,968	8,419,786
	Bank Negara Indonesia Persero Tbk. PT	11,716,444	3,079,483
	Bank Rakyat Indonesia Persero Tbk. PT	32,814,876	7,849,983
	Bank Syariah Indonesia Tbk. PT	9,185,823	1,406,768
*	Barito Pacific Tbk. PT	14,164,128	2,935,433
	Barito Renewables Energy Tbk. PT	5,866,900	3,058,787
*	Bumi Resources Minerals Tbk. PT	32,748,000	1,809,233
*	Bumi Resources Tbk. PT	72,197,200	615,665
*	Capital Financial Indonesia Tbk. PT	4,473,700	294,521
	Chandra Asri Pacific Tbk. PT	1,588,400	663,559
	Charoen Pokphand Indonesia Tbk. PT	5,630,800	1,580,176
	Cisarua Mountain Dairy Tbk. PT	104,600	35,681
	Dayamitra Telekomunikasi PT	7,063,400	237,787
*	Dian Swastatika Sentosa Tbk. PT	566,300	2,877,819
	Elang Mahkota Teknologi Tbk. PT	6,212,300	441,561
*	Impack Pratama Industri Tbk. PT	965,500	136,863
	Indah Kiat Pulp & Paper Tbk. PT	513,000	229,431
	Indofood CBP Sukses Makmur Tbk. PT	1,475,200	770,950
	Indofood Sukses Makmur Tbk. PT	4,121,400	1,834,085

47

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indosat Tbk. PT	5,074,800	$574,568
	Kalbe Farma Tbk. PT	13,178,900	1,010,843
	Mayora Indah Tbk. PT	4,093,825	523,522
*	Merdeka Battery Materials Tbk. PT	17,298,100	653,603
*	Merdeka Copper Gold Tbk. PT	4,804,495	703,015
	Mitra Keluarga Karyasehat Tbk. PT	235,200	36,497
	Pantai Indah Kapuk Dua Tbk. PT	441,900	374,072
	Perusahaan Gas Negara Tbk. PT	5,488,800	573,889
	Petrindo Jaya Kreasi Tbk. PT	15,216,000	1,837,067
	Petrosea Tbk. PT	1,703,500	695,227
	Sarana Menara Nusantara Tbk. PT	886,000	28,997
	Sumber Alfaria Trijaya Tbk. PT	13,422,000	1,620,732
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	36,996,000	7,156,308
	Tower Bersama Infrastructure Tbk. PT	407,000	58,260
	Trimegah Bangun Persada Tbk. PT	4,987,100	374,811
	Unilever Indonesia Tbk. PT	5,668,900	879,004
	United Tractors Tbk. PT	1,725,996	2,790,724
	Vale Indonesia Tbk. PT	1,299,400	370,760
	XLSMART Telecom Sejahtera Tbk. PT	511,700	80,279
TOTAL INDONESIA			81,699,657
KUWAIT — (0.6%)
	Agility Public Warehousing Co. KSC	1,028,838	505,289
	Al Ahli Bank of Kuwait KSCP	603,204	565,669
	Boubyan Bank KSCP	380,623	888,160
	Boursa Kuwait Securities Co. KPSC	8,556	112,121
	Burgan Bank SAK	819,924	632,126
	Gulf Bank KSCP	2,625,657	2,999,857
	Kuwait Finance House KSCP	4,764,505	12,474,150
		Shares	Value»
KUWAIT — (Continued)
	Kuwait Telecommunications Co.	158,407	$306,626
	Mabanee Co. KPSC	700,050	2,299,049
	Mobile Telecommunications Co. KSCP	1,927,276	3,330,741
	National Bank of Kuwait SAKP	3,964,089	13,576,000
	National Industries Group Holding SAK	1,626,920	1,543,158
*	Warba Bank KSCP	977,966	924,182
TOTAL KUWAIT			40,157,128
MALAYSIA — (1.4%)
	Alliance Bank Malaysia Bhd.	1,011,970	1,061,929
#	AMMB Holdings Bhd. (AMM MK)	2,154,159	2,930,134
#	Axiata Group Bhd.	2,965,732	1,778,437
	Batu Kawan Bhd.	124,700	571,894
#	Bursa Malaysia Bhd.	232,700	455,147
	CelcomDigi Bhd.	1,985,320	1,706,707
*	Chin Hin Group Bhd.	88,100	48,571
#	CIMB Group Holdings Bhd.	5,567,870	9,689,776
#	Dialog Group Bhd.	2,057,818	962,732
	Eco World Development Group Bhd.	734,600	360,928
#	Fraser & Neave Holdings Bhd.	115,900	778,741
#	Frontken Corp. Bhd.	704,200	758,507
	Gamuda Bhd.	3,628,709	4,358,115
	Genting Bhd.	1,872,800	1,510,245
#	Genting Malaysia Bhd.	2,524,700	1,403,796
	HAP Seng Consolidated Bhd.	395,100	280,250
#	Heineken Malaysia Bhd.	44,700	227,367
#	Hong Leong Bank Bhd.	239,466	1,175,093
	Hong Leong Financial Group Bhd.	224,783	906,616
	IHH Healthcare Bhd.	868,900	1,710,784
#	IJM Corp. Bhd.	2,122,200	1,254,132
#	Inari Amertron Bhd.	1,175,400	732,635
#	IOI Corp. Bhd.	1,322,505	1,269,184
	IOI Properties Group Bhd.	1,450,429	727,250
#	KPJ Healthcare Bhd.	1,183,500	801,132
#	Kuala Lumpur Kepong Bhd.	346,302	1,693,716

48

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Malayan Banking Bhd.	2,464,719	$5,808,808
	Malayan Cement Bhd.	257,200	421,321
	Maxis Bhd.	1,381,600	1,253,712
#	MISC Bhd.	598,498	1,113,039
#Ω	Mr. DIY Group M Bhd.	2,400,250	915,682
	Nestle Malaysia Bhd.	48,300	1,303,070
	Petronas Chemicals Group Bhd.	1,265,900	1,177,485
#	Petronas Dagangan Bhd.	194,500	1,053,120
#	Petronas Gas Bhd.	360,800	1,592,762
	PPB Group Bhd.	477,080	1,268,373
#	Press Metal Aluminium Holdings Bhd.	1,958,700	2,958,740
	Public Bank Bhd.	8,022,870	8,076,758
#	QL Resources Bhd.	1,443,877	1,430,282
	RHB Bank Bhd.	1,801,980	2,913,208
	SD Guthrie Bhd.	1,387,121	1,748,515
	Sime Darby Bhd.	3,077,561	1,504,497
#	Sime Darby Property Bhd.	1,985,400	638,437
	Sunway Bhd.	1,605,582	2,069,754
#	Sunway Construction Group Bhd.	375,200	526,310
	Telekom Malaysia Bhd.	803,529	1,400,348
	Tenaga Nasional Bhd.	1,305,750	4,136,943
#	TIME dotCom Bhd.	897,000	1,021,211
#	United Plantations Bhd.	233,150	1,378,692
	ViTrox Corp. Bhd.	264,600	284,319
	Westports Holdings Bhd.	592,348	727,753
#	Yinson Holdings Bhd.	745,800	421,995
#	YTL Corp. Bhd.	3,863,054	2,393,031
#	YTL Power International Bhd.	1,837,199	1,746,290
	Zetrix Ai Bhd.	3,673,637	740,179
TOTAL MALAYSIA			91,178,452
MEXICO — (1.8%)
#	America Movil SAB de CV (2228390D US), ADR	7,345	167,246
	America Movil SAB de CV (AMXB MM)	12,430,805	14,144,695
	Arca Continental SAB de CV	282,117	2,729,983
	Cemex SAB de CV (CEMEXCPO MM)	9,114,032	9,242,316
	Cemex SAB de CV (CX US), Sponsored ADR	285,199	2,894,770
		Shares	Value»
MEXICO — (Continued)
#	Coca-Cola Femsa SAB de CV (KOFUBL MM)	366,297	$3,145,716
*	Controladora AXTEL SAB de CV	3,493,876	170,194
	El Puerto de Liverpool SAB de CV, Class C1	163,857	798,360
#	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	607,316	5,721,588
	Gruma SAB de CV, Class B	183,969	3,115,744
	Grupo Aeroportuario del Centro Norte SAB de CV	46,829	577,117
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	217,300	4,513,140
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	10,856	2,261,522
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	11,915	3,602,381
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	2,990	90,470
#	Grupo Bimbo SAB de CV	764,083	2,638,726
	Grupo Carso SAB de CV	440,134	3,126,436
#	Grupo Comercial Chedraui SA de CV	262,690	1,907,979
	Grupo Financiero Banorte SAB de CV, Class O	1,612,674	15,139,353
#	Grupo Financiero Inbursa SAB de CV, Class O	1,424,341	3,450,741
	Grupo Mexico SAB de CV	1,887,497	16,286,818
*	Industrias Penoles SAB de CV	201,231	8,501,450
	Kimberly-Clark de Mexico SAB de CV, Class A	1,549,006	3,002,379
*	Organizacion Soriana SAB de CV, Class B	169,864	242,291

49

The Emerging Markets Series
CONTINUED
	Shares	Value»
MEXICO — (Continued)
Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	125,669	$1,623,480
Wal-Mart de Mexico SAB de CV	2,098,615	6,946,999
TOTAL MEXICO		116,041,894
PERU — (0.1%)
Cementos Pacasmayo SAA, ADR	15,173	110,310
Cia de Minas Buenaventura SAA, ADR	35,679	812,411
Credicorp Ltd.	31,265	8,160,165
TOTAL PERU		9,082,886
PHILIPPINES — (0.4%)
Aboitiz Equity Ventures, Inc.	1,225,120	592,895
Aboitiz Power Corp.	1,003,100	702,740
Ayala Corp.	156,092	1,240,440
Ayala Land, Inc.	3,542,618	1,196,678
Bank of the Philippine Islands	1,325,092	2,372,999
BDO Unibank, Inc.	1,877,628	4,258,351
China Banking Corp.	388,340	337,274
DMCI Holdings, Inc.	1,834,700	351,774
Emperador, Inc.	1,167,000	316,731
Globe Telecom, Inc.	27,092	679,283
GT Capital Holdings, Inc.	2,660	24,673
International Container Terminal Services, Inc.	556,400	5,018,385
JG Summit Holdings, Inc.	982,600	399,636
Jollibee Foods Corp.	323,140	1,188,891
LT Group, Inc.	308,000	76,550
Manila Electric Co.	121,000	1,201,093
Metropolitan Bank & Trust Co.	1,971,228	2,310,570
PLDT, Inc. (TEL PM)	64,180	1,219,765
San Miguel Corp.	856,840	946,853
Semirara Mining & Power Corp.	220,100	123,582
SM Investments Corp.	78,723	974,143
SM Prime Holdings, Inc.	3,821,610	1,454,628
		Shares	Value»
PHILIPPINES — (Continued)
	Universal Robina Corp.	579,760	$718,563
TOTAL PHILIPPINES			27,706,497
POLAND — (1.1%)
	Alior Bank SA	99,538	2,773,640
*Ω	Allegro.eu SA	168,079	1,569,493
	Asseco Poland SA	38,891	2,262,162
	Bank Handlowy w Warszawie SA	30,094	848,281
*	Bank Millennium SA	463,894	1,941,750
	Bank Polska Kasa Opieki SA	133,639	6,842,553
#	Budimex SA	11,804	1,874,000
#*	CCC SA	37,178	1,521,676
#	CD Projekt SA	40,807	2,803,747
*Ω	Dino Polska SA	274,720	3,281,340
	ING Bank Slaski SA	26,504	2,261,296
*	KGHM Polska Miedz SA	100,333	5,262,781
#	LPP SA	744	3,611,510
*	mBank SA	10,637	2,832,517
	Orange Polska SA	491,173	1,197,039
	ORLEN SA	322,169	8,732,020
#	Pepco Group NV	71,711	540,130
*	PGE Polska Grupa Energetyczna SA	866,705	2,628,086
	Powszechna Kasa Oszczednosci Bank Polski SA	344,222	7,057,674
	Powszechny Zaklad Ubezpieczen SA	376,512	6,020,115
	Santander Bank Polska SA	19,016	2,504,262
*	Tauron Polska Energia SA	538,306	1,457,267
TOTAL POLAND			69,823,339
QATAR — (0.7%)
	Al Rayan Bank	3,472,385	2,232,235
	Barwa Real Estate Co.	49,162	35,503
	Commercial Bank PSQC	2,869,365	3,265,457
	Dukhan Bank	955,254	911,882
*	Estithmar Holding QPSC	285,106	321,087
	Industries Qatar QSC	240,468	837,837
	Mesaieed Petrochemical Holding Co.	4,421,301	1,516,217
	Ooredoo QPSC	1,050,737	3,907,973

50

The Emerging Markets Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Electricity & Water Co. QSC	344,661	$1,456,248
	Qatar Fuel QSC	401,397	1,653,487
	Qatar Gas Transport Co. Ltd.	2,385,438	2,896,312
	Qatar International Islamic Bank QSC	742,448	2,272,786
	Qatar Islamic Bank QPSC	562,876	3,794,727
	Qatar National Bank QPSC	3,474,334	17,670,425
	Qatar Navigation QSC	577,258	1,763,043
TOTAL QATAR			44,535,219
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	982,159	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	311,153	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	172,148	0
*††	PhosAgro PJSC	582	0
*††	Polyus PJSC (PLZL LI), GDR	20,177	0
*††	RusHydro PJSC (HYDR LI), ADR	801,602	0
*††	RusHydro PJSC (RSHYY US), ADR	6,421	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	948,237	0
*††	Severstal PAO (SVJTY US), GDR	110	0
*††	Severstal PAO (SVST LI), GDR	67,765	0
*††	VTB Bank PJSC (VTBR LI), GDR	1,705,908	0
SAUDI ARABIA — (3.1%)
*	ACWA Power Co.	73,421	4,743,074
	Ades Holding Co.	261,849	1,183,286
	Al Rajhi Bank	1,032,597	29,185,443
*	Al Rajhi Co. for Co-operative Insurance	17,959	564,586
	Aldrees Petroleum & Transport Services Co.	27,652	1,131,794
	Alinma Bank	939,614	6,506,011
		Shares	Value»
SAUDI ARABIA — (Continued)
	Almarai Co. JSC	448,384	$5,944,767
	Arab National Bank	729,305	4,716,792
	Arabian Internet & Communications Services Co.	21,572	1,448,838
	Astra Industrial Group Co.	10,208	405,195
	Bank AlBilad	566,019	4,472,450
*	Bank Al-Jazira	622,708	2,094,204
	Banque Saudi Fransi	958,286	4,560,526
	Bupa Arabia for Cooperative Insurance Co.	58,283	2,551,734
	Co. for Cooperative Insurance	56,573	2,056,708
	Dallah Healthcare Co.	25,399	1,043,048
*	Dar Al Arkan Real Estate Development Co.	588,468	2,710,141
	Dr. Sulaiman Al Habib Medical Services Group Co.	71,653	5,206,009
	Electrical Industries Co.	66,999	206,354
	Elm Co.	14,969	3,786,831
	Etihad Etisalat Co.	520,555	9,391,575
	Jamjoom Pharmaceuticals Factory Co.	6,178	256,697
	Jarir Marketing Co.	521,114	1,973,654
	Mouwasat Medical Services Co.	95,550	1,958,469
	Nahdi Medical Co.	34,141	1,056,901
*	Rabigh Refining & Petrochemical Co.	239,772	574,073
	Riyad Bank	1,131,417	8,215,582
	Riyadh Cables Group Co.	25,949	978,995
	SABIC Agri-Nutrients Co.	179,530	5,861,652
	Sahara International Petrochemical Co.	409,247	2,062,566
	SAL Saudi Logistics Services	21,297	1,000,089
*	Saudi Arabian Mining Co.	457,366	7,862,923
Ω	Saudi Arabian Oil Co.	2,812,503	19,432,965
	Saudi Aramco Base Oil Co.	47,935	1,231,804
	Saudi Awwal Bank	645,952	5,573,578
	Saudi Basic Industries Corp.	343,682	5,593,974
	Saudi Electricity Co.	620,972	2,650,915

51

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Industrial Investment Group	263,094	$1,139,355
	Saudi Investment Bank	549,691	2,014,802
	Saudi National Bank	1,208,763	12,861,912
*	Saudi Research & Media Group	33,077	1,516,371
	Saudi Tadawul Group Holding Co.	21,551	1,144,400
	Saudi Telecom Co.	1,509,827	18,188,322
	Yanbu National Petrochemical Co.	176,450	1,622,462
TOTAL SAUDI ARABIA			198,681,827
SOUTH AFRICA — (3.1%)
	Absa Group Ltd.	674,651	7,538,471
	Anglogold Ashanti PLC (AU US)	200,313	13,621,284
	Bid Corp. Ltd.	227,542	5,632,616
	Bidvest Group Ltd.	355,274	4,621,525
	Capitec Bank Holdings Ltd.	33,167	7,338,114
	Clicks Group Ltd.	240,511	5,071,171
	Discovery Ltd.	552,707	6,944,085
	Exxaro Resources Ltd.	116,770	1,189,248
	FirstRand Ltd.	2,638,155	12,520,409
#	Gold Fields Ltd. (GFI US), Sponsored ADR	569,309	21,867,159
	Harmony Gold Mining Co. Ltd. (HAR SJ)	355,901	5,921,683
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	234,867	3,877,654
	Impala Platinum Holdings Ltd.	705,265	7,558,316
	Investec Ltd.	209,173	1,574,767
	Kumba Iron Ore Ltd.	44,636	888,972
	Mr. Price Group Ltd.	34,067	407,027
	MTN Group Ltd.	1,367,609	13,663,113
	Naspers Ltd., Class N	242,805	17,053,654
	Nedbank Group Ltd.	421,077	5,740,451
	NEPI Rockcastle NV	512,113	4,153,103
	Northam Platinum Holdings Ltd.	200,653	3,351,039
	Old Mutual Ltd. (OMU SJ)	3,853,142	3,012,980
	OUTsurance Group Ltd.	716,570	3,015,535
Ω	Pepkor Holdings Ltd.	2,534,020	3,863,669
	Sanlam Ltd.	1,355,449	7,112,841
*	Sasol Ltd. (SOL SJ)	132,527	829,165
#*	Sasol Ltd. (SSL US), Sponsored ADR	54,961	347,903
		Shares	Value»
SOUTH AFRICA — (Continued)
	Shoprite Holdings Ltd.	353,663	$5,915,599
*	Sibanye Stillwater Ltd. (SBSW US), ADR	358,867	3,789,635
	Standard Bank Group Ltd.	994,143	14,618,713
	Tiger Brands Ltd.	10,967	207,531
	Valterra Platinum Ltd.	122,059	7,549,252
	Vodacom Group Ltd.	426,700	3,454,244
TOTAL SOUTH AFRICA			204,250,928
SOUTH KOREA — (13.7%)
*	ABLBio, Inc.	10,380	724,907
*	Alteogen, Inc.	20,473	7,000,808
	Amorepacific Corp.	16,703	1,414,703
	BGF retail Co. Ltd.	1,784	129,625
	BNK Financial Group, Inc.	280,250	2,713,027
	Caregen Co. Ltd.	1,083	49,237
#	Celltrion, Inc.	42,064	5,177,475
	Cheil Worldwide, Inc.	12,899	184,078
	CJ CheilJedang Corp.	9,559	1,537,295
	CJ Corp.	21,100	2,524,164
	CJ Logistics Corp.	738	42,611
	Classys, Inc.	17,370	599,674
	Cosmax, Inc.	1,810	259,191
	Coway Co. Ltd.	62,794	3,926,495
	DB HiTek Co. Ltd.	1,795	73,740
	DB Insurance Co. Ltd.	61,996	5,510,434
#	Dongsuh Cos., Inc.	20,637	390,599
	Doosan Bobcat, Inc.	62,204	2,625,826
	Doosan Co. Ltd.	7,014	4,634,602
*	Doosan Enerbility Co. Ltd.	264,772	16,387,004
#	Douzone Bizon Co. Ltd.	2,356	147,168
#*	Ecopro BM Co. Ltd.	16,300	1,823,843
#	Ecopro Co. Ltd.	53,107	3,270,427
	E-MART, Inc.	4,859	246,126
	Eo Technics Co. Ltd.	650	106,904
	GS Holdings Corp. (078930 KS)	55,047	1,850,213
*	GS P&L Co. Ltd.	6,432	172,881
	Hana Financial Group, Inc.	312,933	18,747,370
#	Hanjin Kal Corp.	15,924	1,168,739
	Hankook Tire & Technology Co. Ltd.	86,286	2,801,492
	Hanmi Pharm Co. Ltd.	4,951	1,473,432
	Hanmi Science Co. Ltd.	1,338	36,911
#	Hanmi Semiconductor Co. Ltd.	31,164	3,116,478
	Hanwha Aerospace Co. Ltd.	19,664	13,488,021

52

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha Corp.	13,652	$913,103
*	Hanwha Engine	16,299	564,711
#*	Hanwha Life Insurance Co. Ltd.	278,753	591,891
*	Hanwha Ocean Co. Ltd.	25,539	2,461,729
#	Hanwha Solutions Corp.	92,221	1,971,819
#	Hanwha Systems Co. Ltd.	47,203	1,981,671
#*	Hanwha Vision Co. Ltd.	23,871	839,986
	HD Hyundai Co. Ltd.	56,208	8,073,329
	HD Hyundai Electric Co. Ltd.	17,979	10,923,071
	HD Hyundai Heavy Industries Co. Ltd.	7,484	3,151,664
	HD Hyundai Infracore Co. Ltd.	68,158	727,169
	HD Hyundai Mipo	14,867	2,518,354
#	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	31,148	10,352,989
*	HLB, Inc.	40,235	1,369,433
	HMM Co. Ltd.	209,318	3,013,917
	HPSP Co. Ltd.	23,891	576,150
*	Hugel, Inc.	5,376	986,425
#	HYBE Co. Ltd.	9,671	2,310,183
	Hyosung Heavy Industries Corp.	2,938	4,382,436
	Hyundai Autoever Corp.	6,172	878,450
	Hyundai Elevator Co. Ltd.	15,545	823,944
	Hyundai Engineering & Construction Co. Ltd.	68,357	3,358,559
	Hyundai Glovis Co. Ltd.	51,597	6,819,271
*	Hyundai Marine & Fire Insurance Co. Ltd.	2,904	55,566
#	Hyundai Mobis Co. Ltd.	35,390	7,826,054
	Hyundai Motor Co.	81,301	16,486,975
	Hyundai Rotem Co. Ltd.	66,286	10,709,262
	Hyundai Steel Co.	77,199	1,783,531
#	Industrial Bank of Korea	320,054	4,337,359
	IsuPetasys Co. Ltd.	38,208	3,030,447
	JB Financial Group Co. Ltd.	154,394	2,430,742
		Shares	Value»
SOUTH KOREA — (Continued)
	JYP Entertainment Corp.	22,204	$1,258,933
	Kakao Corp.	90,322	4,116,399
#	KakaoBank Corp.	68,505	1,110,381
*	Kakaopay Corp.	15,546	569,185
	Kangwon Land, Inc.	62,297	737,543
	KB Financial Group, Inc. (105560 KS)	261,915	21,381,036
#	KCC Corp.	4,017	1,237,043
#	KEPCO Engineering & Construction Co., Inc.	7,306	521,192
	KEPCO Plant Service & Engineering Co. Ltd.	5,563	197,323
	Kia Corp.	207,178	17,377,797
	KIWOOM Securities Co. Ltd.	22,126	4,595,858
#	Korea Aerospace Industries Ltd.	64,542	4,676,197
	Korea Electric Power Corp. (015760 KS)	174,992	5,238,215
	Korea Gas Corp.	24,489	715,972
#	Korea Investment Holdings Co. Ltd.	51,532	6,570,117
	Korea Zinc Co. Ltd.	958	693,938
	Korean Air Lines Co. Ltd.	201,280	3,123,509
*	Krafton, Inc.	20,546	3,976,628
	KT Corp. (KT US), Sponsored ADR	82,100	1,522,955
	KT&G Corp.	70,151	6,602,037
	Kumho Petrochemical Co. Ltd.	17,000	1,381,839
	LEENO Industrial, Inc.	52,813	2,125,738
	LG Chem Ltd.	31,644	8,801,719
	LG Corp.	66,092	3,717,073
#*	LG Display Co. Ltd. (034220 KS)	145,274	1,485,229
*	LG Display Co. Ltd. (LPL US), ADR	290,355	1,454,679
	LG Electronics, Inc.	149,323	9,158,460
*	LG Energy Solution Ltd.	5,935	1,964,763
#	LG H&H Co. Ltd.	7,321	1,459,676
	LG Innotek Co. Ltd.	15,931	2,687,438
	LG Uplus Corp.	259,247	2,771,246
	LIG Nex1 Co. Ltd.	12,128	4,416,657
#*	LigaChem Biosciences, Inc.	11,496	1,178,853
#	Lotte Chemical Corp.	14,982	742,201
#	Lotte Corp.	24,075	493,058
	Lotte Shopping Co. Ltd.	2,374	108,335

53

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LS Corp.	22,166	$3,230,338
	LS Electric Co. Ltd.	21,353	6,481,909
#	Macquarie Korea Infrastructure Fund	364,694	2,812,624
	Meritz Financial Group, Inc.	90,010	6,975,250
#	Mirae Asset Securities Co. Ltd.	214,254	3,939,304
	Misto Holdings Corp.	12,809	330,390
	NAVER Corp.	30,019	5,626,046
	NCSoft Corp.	7,985	1,232,514
Ω	Netmarble Corp.	20,685	783,856
	NH Investment & Securities Co. Ltd.	170,869	2,435,928
#	NongShim Co. Ltd.	1,299	397,195
#	Orion Corp.	21,367	1,487,916
#*	Peptron, Inc.	5,879	1,114,894
	PharmaResearch Co. Ltd.	3,718	1,407,662
	Poongsan Corp.	10,352	796,159
	Posco DX Co. Ltd.	41,257	758,627
#*	POSCO Future M Co. Ltd.	8,797	1,332,891
	POSCO Holdings, Inc. (005490 KS)	40,176	8,738,050
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	2,579	140,865
	Posco International Corp.	43,584	1,678,950
#*	Rainbow Robotics	4,141	1,265,294
#	S-1 Corp.	17,230	906,042
#	Sam Chun Dang Pharm Co. Ltd.	7,088	1,162,133
*Ω	Samsung Biologics Co. Ltd.	6,734	5,770,987
	Samsung C&T Corp.	47,044	7,444,807
	Samsung Card Co. Ltd. (029780 KS)	30,927	1,074,427
#	Samsung Electro-Mechanics Co. Ltd.	36,362	6,233,194
	Samsung Electronics Co. Ltd. (005930 KS)	3,156,038	237,574,490
#	Samsung Engineering Co. Ltd.	163,107	2,965,331
	Samsung Fire & Marine Insurance Co. Ltd.	29,798	9,222,609
*	Samsung Heavy Industries Co. Ltd.	308,492	6,392,520
	Samsung Life Insurance Co. Ltd.	49,334	5,331,488
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung SDI Co. Ltd.	36,097	$8,133,425
	Samsung SDS Co. Ltd.	24,280	3,114,291
	Samsung Securities Co. Ltd.	108,043	5,847,473
	Samyang Foods Co. Ltd.	3,294	3,110,724
	Shinhan Financial Group Co. Ltd. (055550 KS)	291,646	14,979,698
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	23,396	1,209,339
	Shinsegae, Inc.	185	22,547
#*	Silicon2 Co. Ltd.	22,702	715,950
#*	SK Biopharmaceuticals Co. Ltd.	20,499	1,657,487
#*	SK Bioscience Co. Ltd.	14,057	499,150
	SK Hynix, Inc.	350,913	136,537,941
*Ω	SK IE Technology Co. Ltd.	13,035	280,033
	SK Innovation Co. Ltd.	37,174	3,357,001
	SK Telecom Co. Ltd. (017670 KS)	46,340	1,696,594
	SK, Inc.	33,170	5,760,002
*	SKC Co. Ltd.	10,347	921,971
	SM Entertainment Co. Ltd.	6,041	506,060
#*	S-Oil Corp.	38,378	1,931,723
#*	Taihan Cable & Solution Co. Ltd.	43,396	733,445
	WONIK IPS Co. Ltd.	8,135	364,866
	Woori Financial Group, Inc. (316140 KS)	728,196	12,963,124
#	Youngone Corp.	16,186	656,303
#	Yuhan Corp.	26,467	2,189,635
TOTAL SOUTH KOREA			895,008,384
TAIWAN — (20.9%)
	Accton Technology Corp.	337,000	11,719,746
#	Acer, Inc.	3,398,811	3,311,548
	Advanced Energy Solution Holding Co. Ltd.	25,000	951,695
	Advantech Co. Ltd.	228,089	2,316,786
	Airoha Technology Corp.	23,000	372,395
	Airtac International Group	123,602	3,645,636
	Alchip Technologies Ltd.	62,000	6,984,853

54

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	ASE Technology Holding Co. Ltd.	2,343,782	$18,752,039
#	Asia Cement Corp.	2,725,758	3,212,702
	Asia Vital Components Co. Ltd.	253,000	11,582,503
	ASMedia Technology, Inc.	31,000	1,447,414
#	ASPEED Technology, Inc.	31,300	5,550,838
	Asustek Computer, Inc.	553,180	12,497,164
#	AUO Corp. (2409 TT)	7,603,498	2,990,033
	Bizlink Holding, Inc.	153,950	6,919,792
	Bora Pharmaceuticals Co. Ltd.	38,094	768,699
*	Caliway Biopharmaceuticals Co. Ltd.	390,000	1,891,888
	Capital Securities Corp.	127,000	100,763
#	Catcher Technology Co. Ltd.	708,429	4,568,123
#	Cathay Financial Holding Co. Ltd.	5,553,393	11,524,910
#	Chailease Holding Co. Ltd.	1,463,651	4,892,360
	Chang Hwa Commercial Bank Ltd.	5,883,570	3,783,927
	Cheng Shin Rubber Industry Co. Ltd.	2,083,965	2,160,407
#	Chicony Electronics Co. Ltd.	810,497	3,417,976
	China Airlines Ltd.	5,039,536	3,267,172
#	China Steel Corp.	9,023,932	5,445,076
	Chroma ATE, Inc.	344,000	9,107,979
	Chung-Hsin Electric & Machinery Manufacturing Corp.	198,000	982,975
	Chunghwa Telecom Co. Ltd. (2412 TT)	1,610,000	6,860,136
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	111,161	4,733,235
#	Compal Electronics, Inc.	5,016,541	5,360,436
	Compeq Manufacturing Co. Ltd.	1,260,000	3,561,068
	CTBC Financial Holding Co. Ltd.	10,445,175	14,185,407
	Delta Electronics, Inc.	1,111,486	35,749,687
	E Ink Holdings, Inc.	641,000	4,403,615
		Shares	Value»
TAIWAN — (Continued)
	E.Sun Financial Holding Co. Ltd.	10,620,602	$10,258,922
#	Eclat Textile Co. Ltd.	171,402	2,278,021
	Elite Material Co. Ltd.	197,000	8,655,330
#	eMemory Technology, Inc.	70,000	4,507,853
	Eva Airways Corp.	4,456,758	5,231,638
#	Evergreen Marine Corp. Taiwan Ltd.	1,045,289	6,557,220
	Far Eastern International Bank	804,200	330,366
	Far Eastern New Century Corp.	3,702,085	3,185,793
	Far EasTone Telecommunications Co. Ltd.	1,905,000	5,720,999
#	Feng TAY Enterprise Co. Ltd.	471,666	1,866,926
	First Financial Holding Co. Ltd.	9,944,409	9,224,042
#	Formosa Chemicals & Fibre Corp.	3,205,518	3,033,199
	Formosa Petrochemical Corp.	735,000	1,068,654
#	Formosa Plastics Corp.	3,771,153	4,660,187
#	Fortune Electric Co. Ltd.	125,620	2,904,388
#	Foxconn Technology Co. Ltd.	1,025,627	2,370,785
	Fubon Financial Holding Co. Ltd.	4,578,933	13,551,655
	Getac Holdings Corp.	429,000	1,921,738
	Gigabyte Technology Co. Ltd.	459,000	4,160,991
	Global Unichip Corp.	69,000	3,411,356
#	Globalwafers Co. Ltd.	282,000	4,636,352
#	Gold Circuit Electronics Ltd.	370,000	5,555,238
	Highwealth Construction Corp.	1,448,416	1,834,457
	Hiwin Technologies Corp.	100,291	724,113
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	5,740,322	47,744,445
	Hotai Motor Co. Ltd.	209,960	3,849,285
	Hua Nan Financial Holdings Co. Ltd.	7,563,531	7,176,099
	Innolux Corp.	6,766,372	2,914,174
#	International Games System Co. Ltd.	284,000	6,636,264
	Inventec Corp.	2,220,550	3,295,632

55

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Jentech Precision Industrial Co. Ltd.	50,000	$3,428,312
	JSL Construction & Development Co. Ltd.	32,451	53,772
	KGI Financial Holding Co. Ltd.	14,938,108	7,705,696
	King Slide Works Co. Ltd.	33,000	4,377,839
	King Yuan Electronics Co. Ltd.	1,491,000	10,454,028
	L&K Engineering Co. Ltd.	142,000	2,196,759
#	Largan Precision Co. Ltd. (3008 TT)	69,860	5,014,145
	Lien Hwa Industrial Holdings Corp.	1,050,859	1,648,494
	Lite-On Technology Corp.	1,515,410	8,791,631
	Lotes Co. Ltd.	90,700	4,043,923
	Makalot Industrial Co. Ltd.	33,020	288,097
	MediaTek, Inc.	702,995	29,813,612
	Mega Financial Holding Co. Ltd.	5,568,541	7,320,931
#	Micro-Star International Co. Ltd.	807,000	2,860,742
	Mitac Holdings Corp.	597,000	1,927,090
	momo.com, Inc.	47,832	362,378
	MPI Corp.	42,000	2,847,803
#	Nan Ya Plastics Corp.	4,051,599	5,451,842
	Nan Ya Printed Circuit Board Corp.	119,000	1,115,386
*	Nanya Technology Corp.	1,217,010	5,197,235
	Nien Made Enterprise Co. Ltd.	214,000	2,563,682
#	Novatek Microelectronics Corp.	568,000	7,236,964
#	Pegatron Corp.	1,854,345	4,461,161
	PharmaEssentia Corp.	225,045	3,635,818
	Phison Electronics Corp.	169,000	5,826,482
	Pou Chen Corp.	2,506,487	2,384,904
	Powertech Technology, Inc.	902,819	5,043,286
	President Chain Store Corp.	595,831	4,614,101
	Qisda Corp.	588,880	591,722
#	Quanta Computer, Inc.	1,830,000	17,747,759
#	Radiant Opto-Electronics Corp.	270,000	1,156,582
		Shares	Value»
TAIWAN — (Continued)
	Realtek Semiconductor Corp.	312,950	$5,225,845
	Ruentex Development Co. Ltd.	1,695,101	1,641,905
	Ruentex Industries Ltd.	56,214	98,068
	Sakura Development Co. Ltd.	58,800	91,849
	Sanyang Motor Co. Ltd.	91,000	178,556
	Shanghai Commercial & Savings Bank Ltd.	3,396,718	4,372,615
#	Shihlin Electric & Engineering Corp.	191,000	1,234,526
	Silergy Corp.	235,000	1,690,775
	Simplo Technology Co. Ltd.	186,000	2,117,295
	Sino-American Silicon Products, Inc.	56,000	226,605
	SinoPac Financial Holdings Co. Ltd.	10,368,699	8,630,833
*	Starlux Airlines Co. Ltd.	636,000	495,989
#	Synnex Technology International Corp.	1,370,343	2,526,327
	TA Chen Stainless Pipe	2,056,636	2,451,470
	Taichung Commercial Bank Co. Ltd.	3,945,583	2,742,965
	Taiwan Business Bank	8,943,181	4,454,663
	Taiwan Cooperative Financial Holding Co. Ltd.	7,873,932	6,085,335
	Taiwan FamilyMart Co. Ltd.	10,000	62,283
	Taiwan Fertilizer Co. Ltd.	107,000	167,262
#*	Taiwan Glass Industry Corp.	143,375	130,086
	Taiwan High Speed Rail Corp.	1,649,000	1,465,691
#	Taiwan Mobile Co. Ltd.	1,824,300	6,492,419
	Taiwan Secom Co. Ltd.	84,670	297,074
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	12,384,808	598,925,179
	Taiwan Union Technology Corp.	174,000	2,169,523
#	Tatung Co. Ltd.	1,660,600	1,946,413
#	TCC Group Holdings Co. Ltd.	6,193,701	4,443,828

56

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Teco Electric & Machinery Co. Ltd.	1,557,000	$5,859,808
	Tripod Technology Corp.	561,870	6,213,825
	TS Financial Holding Co. Ltd (2887 TT)	21,572,398	13,105,356
*	TS Financial Holding Co. Ltd (28871 TT)	2,690,628	807,064
	Unimicron Technology Corp.	1,269,000	6,688,314
	Union Bank of Taiwan	1,040,370	626,885
	Uni-President Enterprises Corp.	4,692,033	11,987,767
	United Integrated Services Co. Ltd.	170,000	4,731,906
#	United Microelectronics Corp. (2303 TT)	9,504,000	14,353,198
#	United Microelectronics Corp. (UMC US), Sponsored ADR	59,082	455,522
	Vanguard International Semiconductor Corp.	1,078,126	3,375,042
	VisEra Technologies Co. Ltd.	54,000	449,569
#	Voltronic Power Technology Corp.	75,224	2,946,961
#	Walsin Lihwa Corp.	3,142,952	3,044,273
#	Wan Hai Lines Ltd.	886,747	2,365,969
*	Winbond Electronics Corp.	3,826,591	6,692,507
*††	Wintek Corp.	604,760	0
#	Wistron Corp.	2,463,699	11,939,872
#	Wiwynn Corp.	75,000	10,576,467
	WNC Corp.	21,172	85,912
#	WPG Holdings Ltd.	1,741,039	3,405,077
	WT Microelectronics Co. Ltd.	352,945	1,636,266
#	Yageo Corp.	1,366,536	10,999,059
#	Yang Ming Marine Transport Corp.	2,002,000	3,735,049
	Yuanta Financial Holding Co. Ltd.	9,309,018	10,422,792
	Yulon Finance Corp.	29,424	91,888
#	Zhen Ding Technology Holding Ltd.	936,700	4,946,257
TOTAL TAIWAN			1,360,357,265
THAILAND — (1.3%)
	Advanced Info Service PCL	616,200	5,755,138
	Airports of Thailand PCL	1,767,600	2,254,941
		Shares	Value»
THAILAND — (Continued)
	Asset World Corp. PCL	6,370,900	$433,462
	B Grimm Power PCL	477,500	239,230
#	Bangchak Corp. PCL	656,200	598,667
	Bangkok Bank PCL (BBLF TB)	529,400	2,619,576
	Bangkok Bank PCL (BBLR TB), NVDR	126,700	621,059
	Bangkok Dusit Medical Services PCL, Class F	4,395,800	2,569,371
#	Bangkok Expressway & Metro PCL	5,243,799	835,181
	Banpu PCL	7,701,966	1,202,874
#	Berli Jucker PCL	898,500	508,506
	Betagro PCL	31,600	15,636
#*	BTS Group Holdings PCL	10,586,500	962,558
	Bumrungrad Hospital PCL	459,800	2,445,820
#	Cal-Comp Electronics Thailand PCL, Class F	2,252,900	425,010
#	Carabao Group PCL	273,600	380,764
	Central Pattana PCL	1,279,200	2,126,396
#	Central Plaza Hotel PCL	432,400	431,263
#	Central Retail Corp. PCL	1,472,650	933,642
	Charoen Pokphand Foods PCL	3,355,623	2,189,691
	Com7 PCL	942,000	728,313
	CP ALL PCL	2,232,500	3,175,970
#	CP Axtra PCL	1,049,581	636,208
	Delta Electronics Thailand PCL	1,265,900	8,495,448
	Electricity Generating PCL	203,700	774,860
	Global Power Synergy PCL	529,000	678,939
*	Gulf Development PCL	1,894,125	2,592,085
#	Home Product Center PCL	4,362,113	883,620
	Indorama Ventures PCL	1,172,600	692,645
	I-TAIL Corp. PCL	436,200	232,028
	Kasikornbank PCL (KBANKF TB)	220,900	1,274,095
	Kasikornbank PCL (KBANKR TB), NVDR	5,500	31,723
#	Kiatnakin Phatra Bank PCL	230,987	469,689

57

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Krung Thai Bank PCL	1,646,187	$1,387,308
	Krungthai Card PCL	684,000	602,876
	Land & Houses PCL (LHF TB)	4,694,600	566,227
	MBK PCL	487,704	248,867
	Minor International PCL	2,962,683	2,107,367
	Muangthai Capital PCL	811,400	1,016,289
	Osotspa PCL	947,300	459,954
	PTT Exploration & Production PCL	1,146,255	3,793,081
	PTT Global Chemical PCL	1,386,625	1,082,798
#	PTT Oil & Retail Business PCL	2,005,300	911,641
	PTT PCL	6,050,800	5,754,201
#	Ratch Group PCL	903,700	775,558
	SCB X PCL	397,466	1,610,269
	SCG Packaging PCL	997,801	561,620
	Siam Cement PCL	434,800	2,743,133
#	Siam Global House PCL	777,100	165,826
	Srisawad Corp. PCL	703,700	614,799
	Supalai PCL	128,900	68,167
	Thai Life Insurance PCL	1,233,000	392,760
	Thai Oil PCL	1,118,117	1,236,205
	Thai Union Group PCL	2,083,040	843,910
	Thanachart Capital PCL	314,900	496,672
	TIDLOR Holdings PCL	1,228,549	797,883
	Tisco Financial Group PCL (TISCO/F TB)	202,200	672,228
#	TMBThanachart Bank PCL	19,015,797	1,087,961
*	True Corp. PCL	9,077,286	3,200,280
	TTW PCL	684,628	191,615
	WHA Corp. PCL	6,290,600	634,215
TOTAL THAILAND			82,238,118
TURKEY — (0.6%)
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	476,851	325,527
	Akbank TAS	2,245,240	3,241,868
*	Aksa Enerji Uretim AS	304,736	376,498
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,011,505	694,396
#*	Arcelik AS	54,843	144,077
	Aselsan Elektronik Sanayi Ve Ticaret AS	389,028	1,880,772
		Shares	Value»
TURKEY — (Continued)
#	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	189,045	$441,222
#	BIM Birlesik Magazalar AS	180,046	2,305,669
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	8,793	100,611
	Borusan Yatirim ve Pazarlama AS	2,836	164,885
	Cimsa Cimento Sanayi VE Ticaret AS	37,329	42,077
#	Coca-Cola Icecek AS	700,396	856,182
	Dogan Sirketler Grubu Holding AS	347,181	140,974
	Dogus Otomotiv Servis ve Ticaret AS	9,274	39,756
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	72,944	156,819
Ω	Enerjisa Enerji AS	197,327	386,842
	Enerya Enerji AS	937,066	217,555
#	Enka Insaat ve Sanayi AS	686,165	1,265,820
	Eregli Demir ve Celik Fabrikalari TAS	2,057,610	1,343,360
#	Ford Otomotiv Sanayi AS	263,224	620,630
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	57,965	263,619
	Grainturk Tarim AS	7,618	83,273
*	Gubre Fabrikalari TAS	43,490	327,084
	Is Yatirim Menkul Degerler AS	434,732	454,200
	Kiler Holding AS	74,337	240,418
	KOC Holding AS	400,630	1,631,518
*	Margun Enerji Uretim Sanayi VE Ticaret AS	565,355	397,745
#	Migros Ticaret AS	56,881	612,671
*Ω	MLP Saglik Hizmetleri AS	63,116	504,360
#*	Otokar Otomotiv Ve Savunma Sanayi AS	18,649	203,570
#	Oyak Cimento Fabrikalari AS	780,529	393,722
*	Pasifik Eurasia Lojistik Dis Ticaret AS	36,872	116,871

58

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#*	Pegasus Hava Tasimaciligi AS	277,708	$1,384,646
#*	Petkim Petrokimya Holding AS	180,688	73,683
#*	Sasa Polyester Sanayi AS	4,455,791	325,112
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	53,430	98,810
	TAB Gida Sanayi Ve Ticaret AS	22,915	129,365
*	TAV Havalimanlari Holding AS	174,734	1,098,251
#	Tofas Turk Otomobil Fabrikasi AS	71,473	448,186
#*	Turk Altin Isletmeleri AS	519,567	331,366
#	Turk Hava Yollari AO	406,931	2,817,854
#*	Turk Telekomunikasyon AS	511,108	619,612
	Turk Traktor ve Ziraat Makineleri AS	11,346	147,580
	Turkcell Iletisim Hizmetleri AS	1,076,226	2,548,125
#	Turkiye Garanti Bankasi AS	391,168	1,249,356
	Turkiye Is Bankasi AS, Class C	6,047,170	1,815,078
#	Turkiye Petrol Rafinerileri AS	588,011	2,760,148
	Turkiye Sigorta AS	1,586,722	465,798
#	Turkiye Sise ve Cam Fabrikalari AS	973,120	849,542
#*	Turkiye Vakiflar Bankasi TAO, Class D	1,068,178	619,855
	Vestel Beyaz Esya Sanayi ve Ticaret AS	29,061	6,077
*	Yapi ve Kredi Bankasi AS	2,751,893	2,195,312
	Ziraat Gayrimenkul Yatirim Ortakligi AS	584,301	321,462
TOTAL TURKEY			40,279,809
UNITED ARAB EMIRATES — (1.6%)
	Abu Dhabi Commercial Bank PJSC	2,223,951	8,725,223
	Abu Dhabi Islamic Bank PJSC	1,487,521	8,547,485
	Abu Dhabi National Oil Co. for Distribution PJSC	2,765,906	2,703,178
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	ADNOC Drilling Co. PJSC	2,163,825	$3,287,387
	ADNOC Logistics & Services	998,474	1,559,686
	Agility Global PLC	161,994	48,058
	Aldar Properties PJSC	1,849,602	4,531,740
	Alpha Dhabi Holding PJSC	407,537	1,110,865
	Dubai Electricity & Water Authority PJSC	3,836,233	2,902,367
	Dubai Islamic Bank PJSC	3,374,971	8,730,427
	Emaar Development PJSC	869,386	3,531,498
	Emaar Properties PJSC	5,060,909	19,583,913
	Emirates Integrated Telecommunications Co. PJSC	766,163	1,970,222
	Emirates NBD Bank PJSC	1,924,678	14,727,405
	Emirates Telecommunications Group Co. PJSC	1,621,284	8,560,026
	First Abu Dhabi Bank PJSC	1,807,134	8,578,477
*	International Holding Co. PJSC	23,416	2,550,325
*	Modon Holding PSC	937,064	931,014
*	Multiply Group PJSC	399,219	324,376
	Salik Co. PJSC	1,663,613	2,708,254
TOTAL UNITED ARAB EMIRATES			105,611,926
TOTAL COMMON STOCKS			6,392,038,658
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
	Banco Bradesco SA, 7.400%	2,207,463	7,451,283
	Centrais Eletricas Brasileiras SA, 6.512%	158,346	1,748,003
	Cia Energetica de Minas Gerais, 12.908%	1,422,778	2,998,969
	Cia Paranaense de Energia - Copel Class B, 4.654%	1,103,566	2,855,350
	Energisa SA, 6.170%	639	1,116
	Gerdau SA, 3.379%	579,335	2,039,537

59

The Emerging Markets Series
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Isa Energia Brasil SA, 10.298%	31,900	$148,888
Itau Unibanco Holding SA, 6.653%	1,828,399	13,403,852
Petroleo Brasileiro SA - Petrobras, 10.136%	3,320,648	18,362,485
TOTAL BRAZIL		49,009,483
CHILE — (0.0%)
Embotelladora Andina SA, 4.564%	234,235	1,053,606
COLOMBIA — (0.0%)
Grupo Argos SA, 5.588%	51,488	161,356
Grupo Aval Acciones y Valores SA, 3.140%	91,127	18,369
Grupo Cibest SA, 8.036%	43,250	631,695
Grupo de Inversiones Suramericana SA, 3.606%	71,176	755,213
TOTAL COLOMBIA		1,566,633
	Shares	Value»

INDIA — (0.0%)
TVS Motor Co. Ltd., 6.000%	870,308	$98,040
TOTAL PREFERRED STOCKS		51,727,762
TOTAL INVESTMENT SECURITIES (Cost $2,757,329,220)		6,443,766,420

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	6,377,175	73,764,784
TOTAL INVESTMENTS — (100.0%)
(Cost $2,831,094,004)			$6,517,531,204
As of October 31, 2025, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	129	12/19/25	$42,850,762	$44,337,300	$1,486,538
Total Futures Contracts			$42,850,762	$44,337,300	$1,486,538
As of October 31, 2025, the value of Rule 144A securities amounted to $276,276,008 or 4.3% of net assets.
Summary of the Series' investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$171,285,326	—	—	$171,285,326
Chile	12,097,405	$18,150,773	—	30,248,178
China	217,071,786	1,458,720,318	—	1,675,792,104
Colombia	8,800,171	—	—	8,800,171
Czech Republic	—	8,726,911	—	8,726,911
Egypt	261,194	3,168,787	—	3,429,981

60

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Greece	—	$37,994,882	—	$37,994,882
Hungary	—	19,683,138	—	19,683,138
India	$32,165,116	1,037,259,522	—	1,069,424,638
Indonesia	—	81,699,657	—	81,699,657
Kuwait	—	40,157,128	—	40,157,128
Malaysia	—	91,178,452	—	91,178,452
Mexico	116,041,894	—	—	116,041,894
Peru	9,082,886	—	—	9,082,886
Philippines	—	27,706,497	—	27,706,497
Poland	—	69,823,339	—	69,823,339
Qatar	—	44,535,219	—	44,535,219
Saudi Arabia	—	198,681,827	—	198,681,827
South Africa	43,503,635	160,747,293	—	204,250,928
South Korea	4,327,838	890,680,546	—	895,008,384
Taiwan	5,188,757	1,355,168,508	—	1,360,357,265
Thailand	652,782	81,585,336	—	82,238,118
Turkey	—	40,279,809	—	40,279,809
United Arab Emirates	—	105,611,926	—	105,611,926
Preferred Stocks
Brazil	49,009,483	—	—	49,009,483
Chile	—	1,053,606	—	1,053,606
Colombia	1,566,633	—	—	1,566,633
India	—	98,040	—	98,040
Securities Lending Collateral	—	73,764,784	—	73,764,784
Total Investments in Securities	$671,054,906	$5,846,476,298	—˂˃	$6,517,531,204
Financial Instruments
Assets
Futures Contracts**	1,486,538	—	—	1,486,538
Total Financial Instruments	$1,486,538	—	—	$1,486,538
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
61

THE DFA INVESTMENT TRUST COMPANY
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands)

The Emerging Markets Series*
ASSETS:
Investment Securities at Value (including $328,515 of securities on loan, respectively)	$6,443,766
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $73,765)	73,765
Segregated Cash for Futures Contracts	2,747
Foreign Currencies at Value	37,695
Cash	32,298
Receivables:
Investment Securities Sold	8,372
Dividends, Interest and Tax Reclaims	4,781
Securities Lending Income	532
Futures Variation Margin	120
Unrealized Gain on Foreign Currency Contracts	1
Total Assets	6,604,077
LIABILITIES:
Payables:
Upon Return of Securities Loaned	73,812
Investment Securities Purchased	7,865
Due to Advisor	537
Deferred Taxes Payable	82,701
Accrued Expenses and Other Liabilities	559
Total Liabilities	165,474
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$6,438,603
Investment Securities at Cost	$2,757,329
Foreign Currencies at Cost	$37,780

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
62

THE DFA INVESTMENT TRUST COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

The Emerging Markets Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $21,046)	$145,034
Dividend Income from Affiliates	2,503
Income from Securities Lending, Net	5,018
Total Investment Income	152,555
Expenses
Investment Management Fees	5,531
Accounting & Transfer Agent Fees	133
Custodian Fees	2,103
Shareholders' Reports	11
Trustees' Fees and Expenses	42
Professional Fees	162
Other	120
Total Expenses	8,102
Net Expenses	8,102
Net Investment Income (Loss)	144,453
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	34,905 [1]
Affiliated Investment Companies Shares Sold	14
Futures	6,380
Foreign Currency Transactions	(460)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,242,073 [2]
Affiliated Investment Companies Shares	(1)
Futures	1,044
Translation of Foreign Currency-Denominated Amounts	264
Net Realized and Unrealized Gain (Loss)	1,284,219
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,428,672
[1]Net of foreign capital gain taxes withheld of:	$6,247
[2]Including foreign capital gain taxes of:	$3,154
See accompanying Notes to Financial Statements.
63

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	The Emerging Markets Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$144,453	$138,022
Net Realized Gain (Loss) on:
Investment Securities Sold	34,905	(127,837)
Affiliated Investment Companies Shares Sold	14	3
Futures	6,380	6,001
Foreign Currency Transactions	(460)	(1,645)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,242,073	1,018,708
Affiliated Investment Companies Shares	(1)	1
Futures	1,044	2,452
Translation of Foreign Currency-Denominated Amounts	264	(162)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,428,672	1,035,543
Transactions in Interest:
Contributions	256,136	238,564
Withdrawals	(581,429)	(317,878)
Net Increase (Decrease) from Transactions in Interest	(325,293)	(79,314)
Total Increase (Decrease) in Net Assets	1,103,379	956,229
Net Assets
Beginning of Year	5,335,224	4,378,995
End of Year	$6,438,603	$5,335,224
See accompanying Notes to Financial Statements.
64

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The Emerging Markets Series
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Total Return	28.06%	23.68%	13.27%	(25.79%)	22.22%
Net Assets, End of Year (thousands)	$6,438,603	$5,335,224	$4,378,995	$3,992,428	$6,309,330
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.14%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15%	0.15%	0.15%	0.16%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.61%	2.74%	3.32%	3.26%	2.42%
Portfolio Turnover Rate	10%	15%	14%	10%	19%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
65

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS
A. Organization:
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten portfolios, one of which, The Emerging Markets Series (the “Series”), is presented in this section of the report. The remaining series are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the "Short Term Series"), which is an open-end management investment company available for purchase only by the Series and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
66

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Series' shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Series uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Series enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The Series does not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Series, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
67

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees generally based on average net assets.
The Series may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The Series is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
C. Investment Advisor:
The Advisor provides investment management services to the Series. For the year ended October 31, 2025, investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets for the Series.
Fees Paid to Officers and Trustees:
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2025, the total related amounts paid by the Trust to the CCO was $47 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.
D. Deferred Compensation:
As of October 31, 2025, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):
The Emerging Markets Series	$74

68

E. Purchases and Sales of Securities:
For the year ended October 31, 2025, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:
	Other Investment Securities
	Purchases	Sales
The Emerging Markets Series	$572,951	$768,450
There were no purchases or sales of long-term U.S. government securities.
For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$56,677	$1,403,356	$1,386,281	$14	$(1)	$73,765	6,377	$2,503	—
Total	$56,677	$1,403,356	$1,386,281	$14	$(1)	$73,765		$2,503	—
F. Federal Income Taxes:
No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners. Accordingly, as a pass-through entity, the Series pays no income dividends or capital gain distributions.
As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Emerging Markets Series	$2,981,873	$3,630,278	$(94,620)	$3,535,658
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Series recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is reasonably possible than the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
69

G. Financial Instruments:
In accordance with the Series’ investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Series' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Series may be inhibited.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Series.
2. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amount in thousands):
Futures*
The Emerging Markets Series	$38,797

*	Average Notional Value of futures contracts.
The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2025 (amounts in thousands):
	Asset Derivatives Value
	Total Value at October 31, 2025	Equity Contracts *,(1)
The Emerging Markets Series	$1,487	$1,487

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Variation Margin.
70

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.
The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The Emerging Markets Series	$6,380	$6,380

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The Emerging Markets Series	$1,044	$1,044

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
71

For the year ended October 31, 2025, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2025
The Emerging Markets Series	5.08%	$5,848	4	$3	$5,848	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025, that the Series' available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Series did not use the interfund lending program during the year ended October 31, 2025.
I. Affiliated Trades:
Cross trades for the year ended October 31, 2025, if any, were executed by the Series pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board.
For the year ended October 31, 2025, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):
Series	Purchases	Sales	Realized Gain (Loss)
The Emerging Markets Series	$3,632	$4,136	$(1,892)
J. Securities Lending:
As of October 31, 2025, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):
Non-Cash Collateral Market Value
The Emerging Markets Series	$276,580

72

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.
In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.
L. Segment Reporting:
In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Trust's Co-Chief Executive Officers and the Chief Financial Officer act as the Series' CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole. The Series' long-term strategic asset allocation is executed by its portfolio management team and guided by the Series' investment objective and principal investment strategies, as described in the Series' respective registration statement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series' Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
73

M. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
N. Other:
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy. Although management currently believes that resolving claims, if any, against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
O. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
74

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The Emerging Markets Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Emerging Markets Series (one of the series constituting The DFA Investment Trust Company, referred to hereafter as the “Series”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

75

TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. The Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from the Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.
Dimensional Investment Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Emerging Markets Portfolio II	100%	—	—	—	—	100%	—	42%	—	10%	80%	—	—

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

76

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
77

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
78

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
79

Item 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
Not applicable
80

DFA-103125-009A

Annual Financial Statements &
Other Information
Year Ended: October 31, 2025

DIMENSIONAL INVESTMENT GROUP INC.

DFA Two-Year Fixed Income Portfolio
DFA Two-Year Government Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DIMENSIONAL INVESTMENT GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate

Investment Footnotes
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of October 31, 2025.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
∞	Rates reflect the effective yields at purchase date.
Ɏ	Represents 7 Day subsidized yield as of October 31, 2025
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Financial Highlights
(A)	Computed using average shares outstanding.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
1

DFA Two-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (1.9%)
Federal Farm Credit Banks Funding Corp., SOFR + 0.105%, FRN
(r)	4.145%, 03/18/26	100	$100,035
Federal Home Loan Mortgage Corp., SOFR + 0.220%, FRN
(r)	4.260%, 07/07/28	650	652,020
Federal National Mortgage Association, SOFR + 0.260%, FRN
(r)	4.300%, 11/05/27	1,585	1,592,370
TOTAL AGENCY OBLIGATIONS			2,344,425
BONDS — (38.5%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	4.858%, 07/07/28	1,300	1,302,333
African Development Bank
	0.875%, 03/23/26	85	83,982
Asian Development Bank
	4.250%, 01/09/26	86	86,014
Asian Development Bank, SOFR + 1.000%, FRN
(r)	5.115%, 04/06/27	583	589,151
Asian Infrastructure Investment Bank
	0.500%, 01/27/26	1,355	1,343,861
Asian Infrastructure Investment Bank, SOFR + 0.220%, FRN
(r)	4.322%, 04/15/26	1,000	1,000,440
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.816%, 03/18/26	400	400,538
Australia & New Zealand Banking Group Ltd., SOFR + 0.620%, FRN
(r)Ω	4.876%, 06/18/28	200	200,868
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.966%, 07/16/27	750	753,583
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)	5.097%, 01/18/27	500	503,002
		Face Amount	Value†
		(000)

BNG Bank NV, SOFR + 1.000%, FRN
(r)Ω	5.162%, 03/17/28	1,060	$1,075,522
Caisse d'Amortissement de la Dette Sociale
	4.625%, 11/02/25	600	600,000
Ω	4.000%, 01/25/26	700	699,694
	0.625%, 02/18/26	200	197,984
Chevron USA, Inc., SOFR + 0.360%, FRN
(r)	4.588%, 02/26/27	383	383,812
Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.698%, 02/26/28	1,456	1,460,145
Chevron USA, Inc., SOFR + 0.570%, FRN
#(r)	4.839%, 08/13/28	1,300	1,304,895
Citibank NA, SOFR + 0.781%, FRN
(r)	4.988%, 05/29/27	1,250	1,259,003
Commonwealth Bank of Australia, SOFR + 0.640%, FRN
(r)Ω	4.905%, 03/14/28	500	502,374
Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.683%, 10/17/28	560	560,482
Cooperatieve Rabobank UA, SOFR + 0.600%, FRN
(r)	4.687%, 01/21/28	500	500,642
Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.838%, 08/28/26	750	751,950
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	4.812%, 01/09/26	500	500,483
European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	4.590%, 02/20/28	1,600	1,601,534
Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	4.336%, 09/16/26	700	700,021

2

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Inter-American Development Bank, SOFR + 0.280%, FRN
(r)	4.384%, 04/12/27	300	$300,263
Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.466%, 10/04/27	2,400	2,404,055
International Bank for Reconstruction & Development, SOFR + 0.180%, FRN
(r)	4.350%, 06/15/26	1,500	1,500,975
International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r)	4.440%, 06/15/27	1,525	1,525,947
International Finance Corp., SOFR + 0.280%, FRN
(r)	4.446%, 03/16/26	500	500,145
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	4.689%, 04/29/26	2,100	2,104,104
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.186%, 12/08/26	900	906,492
Kommunalbanken AS, SOFR + 0.400%, FRN
(r)Ω	4.618%, 03/03/28	2,100	2,103,989
Kommunalbanken AS, SOFR + 1.000%, FRN
(r)	5.162%, 06/17/26	1,296	1,301,882
Kreditanstalt fuer Wiederaufbau
	0.625%, 01/22/26	200	198,528
Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	5.102%, 07/15/26	600	602,916
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.500%, 01/26/26	425	425,261
	4.875%, 03/09/26	630	631,615
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	5.006%, 06/12/28	500	502,529
#(r)	5.006%, 06/12/28	625	628,161
		Face Amount	Value†
		(000)

Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	5.190%, 07/02/27	30	$30,218
Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.598%, 03/15/28	600	600,562
Merck & Co., Inc., SOFR + 0.460%, FRN
#(r)	4.636%, 09/15/27	551	554,195
National Australia Bank Ltd., SOFR + 0.600%, FRN
(r)Ω	4.892%, 10/26/27	1,750	1,761,340
National Australia Bank Ltd., SOFR + 0.620%, FRN
(r)Ω	4.888%, 06/11/27	250	250,571
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	4.919%, 12/10/25	350	350,200
(r)	4.929%, 01/12/27	425	426,804
(r)Ω	4.915%, 06/13/28	300	301,554
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	4.872%, 03/19/27	325	326,611
Nordic Investment Bank, SOFR + 0.290%, FRN
(r)Ω	4.406%, 10/04/27	500	500,661
OMERS Finance Trust
	1.100%, 03/26/26	750	741,212
Province of Ontario
	0.625%, 01/21/26	1,600	1,587,847
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.007%, 11/13/26	200	200,975
State Street Corp., SOFR + 0.640%, FRN
(r)	4.723%, 10/22/27	210	210,578
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.069%, 08/03/26	250	251,448
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.676%, 08/20/27	750	750,278
United Overseas Bank Ltd., SOFR + 0.580%, FRN
(r)	4.843%, 04/02/28	600	601,972
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.505%, 04/28/27	1,056	1,059,725

3

DFA Two-Year Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 5.236%, 12/11/26	700	$707,295
Westpac Banking Corp., SOFR + 0.420%, FRN
(r) 4.706%, 04/16/26	1,200	1,201,069
Westpac Banking Corp., SOFR + 0.460%, FRN
(r) 4.747%, 10/20/26	250	250,422
Westpac Banking Corp., SOFR + 0.720%, FRN
(r) 5.015%, 11/17/25	58	58,013
TOTAL BONDS		46,722,725
U.S. TREASURY OBLIGATIONS — (3.1%)
U.S. Treasury Bills
∞ 3.978%, 12/26/25	500	497,122
∞ 3.926%, 01/15/26	200	198,472
U.S. Treasury Notes, 3M USTMMR + 0.098%, FRN
(r) 3.864%, 01/31/27	800	799,153
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r) 3.916%, 04/30/26	1,248	1,247,758
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r) 3.926%, 04/30/27	340	339,903
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.011%, 01/31/26	150	150,021
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r) 3.925%, 07/31/27	475	474,904
TOTAL U.S. TREASURY OBLIGATIONS		3,707,333

COMMERCIAL PAPER — (51.9%)
Alphabet, Inc.
Ω	4.144%, 12/05/25	1,750	1,743,345
Australia & New Zealand Banking Group Ltd.
Ω	4.356%, 11/18/25	550	548,929
BNG Bank NV
Ω	4.114%, 11/24/25	1,250	1,246,735
Ω	4.074%, 12/19/25	1,000	994,651
		Face Amount	Value†
		(000)
Caisse des Depots et Consignations
Ω	4.418%, 11/03/25	750	$749,756
Ω	4.168%, 11/17/25	500	499,081
Ω	4.151%, 11/21/25	250	249,431
Ω	4.069%, 02/10/26	750	741,657
CDP Financial, Inc.
Ω	4.436%, 01/28/26	800	792,165
Ω	4.068%, 12/01/25	1,500	1,494,925
Cisco Systems, Inc.
Ω	4.039%, 01/30/26	750	742,716
DBS Bank Ltd.
Ω	4.321%, 11/21/25	250	249,431
Equinor ASA
Ω	4.200%, 12/10/25	2,000	1,991,215
Erste Abwicklungsanstalt
Ω	4.212%, 11/12/25	1,000	998,691
Ω	4.090%, 01/26/26	400	396,235
Ω	4.111%, 01/29/26	2,000	1,980,550
European Investment Bank
	4.151%, 11/17/25	1,000	998,167
	3.924%, 02/17/26	2,000	1,976,228
Export Development Canada
	4.400%, 11/24/25	1,800	1,795,399
Johnson & Johnson
Ω	3.933%, 02/02/26	1,000	989,973
Ω	3.940%, 02/02/26	1,250	1,237,467
Kreditanstalt fuer Wiederaufbau
Ω	4.074%, 12/18/25	300	298,465
Ω	4.082%, 12/22/25	1,250	1,243,063
Ω	3.956%, 03/03/26	700	690,658
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.024%, 01/13/26	1,000	991,981
Ω	3.988%, 01/16/26	750	743,748
Ω	4.018%, 02/02/26	1,500	1,484,793
National Securities Clearing Corp.
Ω	4.187%, 11/14/25	500	499,242
Ω	4.208%, 11/14/25	750	748,863
Ω	4.023%, 01/07/26	1,500	1,488,818
Ω	3.996%, 01/20/26	500	495,584
Nederlandse Waterschapsbank NV
Ω	4.183%, 11/03/25	1,000	999,669
Ω	4.119%, 12/17/25	350	348,210
Nestle Finance International Ltd.
Ω	4.317%, 11/03/25	925	924,699
Ω	4.324%, 11/18/25	500	499,019
Ω	4.224%, 11/25/25	1,250	1,246,598

4

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Norfina Ltd.
Ω	4.091%, 12/01/25	800	$797,299
NRW Bank
Ω	4.469%, 11/12/25	500	499,346
Ω	3.989%, 12/03/25	700	697,541
Ω	4.022%, 03/26/26	600	590,753
Procter & Gamble Co.
Ω	3.994%, 01/23/26	1,000	991,017
Ω	3.994%, 01/27/26	1,250	1,238,256
Ω	3.973%, 01/28/26	250	247,626
Province of Ontario
	4.017%, 02/06/26	1,750	1,731,538
Province of Quebec
Ω	3.977%, 01/06/26	1,250	1,240,979
PSP Capital, Inc.
Ω	4.099%, 12/05/25	725	722,232
Ω	3.973%, 01/20/26	250	247,792
Ω	3.994%, 01/22/26	725	718,445
Ω	3.971%, 01/23/26	500	495,427
Ω	3.949%, 02/25/26	1,000	987,176
Queensland Treasury Corp.
	4.444%, 12/12/25	250	248,858
	4.496%, 12/12/25	600	597,260
Sanofi SA
Ω	4.268%, 11/25/25	500	498,638
Ω	4.300%, 11/25/25	1,000	997,275
Ω	4.039%, 02/10/26	1,500	1,483,518
Ω	4.051%, 02/10/26	250	247,253
Siemens Capital Co. LLC
Ω	4.026%, 12/08/25	1,250	1,244,864
Ω	3.979%, 02/13/26	1,250	1,236,000
Svensk Exportkredit AB
	3.888%, 03/04/26	1,250	1,233,225
	4.023%, 03/11/26	750	739,386
Svenska Handelsbanken AB
Ω	4.155%, 11/10/25	400	399,559
		Face Amount	Value†
		(000)
Toronto-Dominion Bank
Ω	4.221%, 12/16/25	1,500	$1,492,303
Ω	4.200%, 12/18/25	1,750	1,740,624
TotalEnergies Capital SA
Ω	4.107%, 11/21/25	1,250	1,247,140
Ω	4.122%, 12/01/25	1,000	996,606
Walmart, Inc.
Ω	4.034%, 12/02/25	1,500	1,494,786
Ω	4.023%, 12/08/25	750	746,903
TOTAL COMMERCIAL PAPER (Cost $62,972,094)			62,969,782
TOTAL INVESTMENT SECURITIES (Cost $115,699,723)			115,744,265

		Shares
TEMPORARY CASH INVESTMENTS — (2.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	3,534,284	3,534,284
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	175,708	2,032,416
TOTAL INVESTMENTS — (100.0%)
(Cost $121,266,423)			$121,310,965
As of October 31, 2025, the value of Rule 144A securities amounted to $65,663,559 or 56.0% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$2,344,425	—	$2,344,425
Bonds	—	46,722,725	—	46,722,725
U.S. Treasury Obligations	—	3,707,333	—	3,707,333

5

DFA Two-Year Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Commercial Paper	—	$62,969,782	—	$62,969,782
Temporary Cash Investments	$3,534,284	—	—	3,534,284
Securities Lending Collateral	—	2,032,416	—	2,032,416
Total Investments in Securities	$3,534,284	$117,776,681	—	$121,310,965
See accompanying Notes to Financial Statements.
6

DFA Two-Year Government Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (34.4%)
Federal Home Loan Bank Discount Notes
∞	4.245%, 11/03/25	2,645	$2,644,149
∞	4.262%, 11/05/25	5,125	5,122,252
∞	4.349%, 11/06/25	3,700	3,697,620
∞	4.072%, 11/12/25	2,750	2,746,462
∞	4.118%, 11/14/25	7,250	7,239,117
∞	4.231%, 11/19/25	5,300	5,289,203
∞	4.037%, 12/05/25	4,750	4,732,451
∞	4.000%, 12/09/25	5,800	5,776,123
∞	3.961%, 01/09/26	7,900	7,841,474
∞	3.911%, 01/21/26	3,500	3,469,626
∞	3.886%, 01/23/26	2,250	2,229,998
∞	3.836%, 01/26/26	275	272,468
TOTAL AGENCY OBLIGATIONS			51,060,943
U.S. TREASURY OBLIGATIONS — (57.6%)
U.S. Treasury Bills
∞	4.074%, 11/25/25	3,375	3,366,999
∞	4.177%, 11/28/25	3,000	2,991,950
∞	4.034%, 12/02/25	335	333,954
∞	3.934%, 12/11/25	5,250	5,228,509
∞	3.978%, 12/26/25	4,100	4,076,398
∞	3.934%, 01/02/26	3,000	2,980,809
∞	3.926%, 01/15/26	900	893,124
∞	3.852%, 01/22/26	3,500	3,470,775
∞	3.905%, 02/03/26	8,000	7,923,184
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	3.916%, 04/30/26	6,750	6,748,690
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r)	3.926%, 04/30/27	11,425	11,421,727
U.S. Treasury Notes, 3M USTMMR + 0.190%, FRN
(r)	3.956%, 10/31/27	11,000	11,001,594
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r)	3.971%, 10/31/26	2,185	2,185,433
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	4.011%, 01/31/26	11,885	11,886,701
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r)	3.925%, 07/31/27	10,910	10,907,791
TOTAL U.S. TREASURY OBLIGATIONS			85,417,638
TOTAL INVESTMENT SECURITIES (Cost $136,483,888)			136,478,581

		Shares
TEMPORARY CASH INVESTMENTS — (8.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	11,870,810	11,870,810
TOTAL INVESTMENTS — (100.0%)
(Cost $148,354,698)			$148,349,391

7

DFA Two-Year Government Portfolio
CONTINUED
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$51,060,943	—	$51,060,943
U.S. Treasury Obligations	—	85,417,638	—	85,417,638
Temporary Cash Investments	$11,870,810	—	—	11,870,810
Total Investments in Securities	$11,870,810	$136,478,581	—	$148,349,391
See accompanying Notes to Financial Statements.
8

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	DFA Two-Year Fixed Income Portfolio*	DFA Two-Year Government Portfolio
ASSETS:
Investment Securities at Value (including $1,992 and $0 of securities on loan, respectively)	$115,744	$136,479
Temporary Cash Investments at Value & Cost	3,534	11,871
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $2,032 and $0, respectively)	2,032	—
Receivables:
Dividends and Interest	301	14
Fund Shares Sold	740	1,086
Prepaid Expenses and Other Assets	12	8
Total Assets	122,363	149,458
LIABILITIES:
Payables:
Upon Return of Securities Loaned	2,032	—
Investment Securities Purchased	2,985	11,279
Due to Advisor	16	13
Accrued Expenses and Other Liabilities	19	18
Total Liabilities	5,052	11,310
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$117,311	$138,148
Institutional Class Shares — based on shares outstanding of 12,130,666 and 14,457,072, respectively, $0.01 Par Value (1)	$9.67	$9.56
(1) NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000
Investment Securities at Cost	$115,700	$136,484
NET ASSETS CONSIST OF:
Paid-In Capital	$121,212	$144,238
Total Distributable Earnings (Loss)	(3,901)	(6,090)
NET ASSETS	$117,311	$138,148

*
See Note H in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
9

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio	DFA Two-Year Government Portfolio
Investment Income
Dividend Income from Affiliates	$2	—
Interest	5,351	$6,015
Income from Securities Lending, Net	1	—
Total Investment Income	5,354	6,015
Fund Expenses
Investment Management Fees	164	137
Accounting & Transfer Agent Fees	40	34
Custodian Fees	4	2
Filing Fees	26	23
Shareholders' Reports	15	15
Directors'/Trustees' Fees & Expenses	1	1
Professional Fees	2	2
Previously Waived Fees Recovered by Advisor (Note C)	2	8
Other	9	8
Total Fund Expenses	263	230
Fees Waived, Expenses Reimbursed by Advisor (Note C)	15	—
Net Expenses	248	230
Net Investment Income (Loss)	5,106	5,785
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	18	11
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	16	4
Net Realized and Unrealized Gain (Loss)	34	15
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,140	$5,800
See accompanying Notes to Financial Statements.
10

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio		DFA Two-Year Government Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,106	$6,383	$5,785	$7,194
Net Realized Gain (Loss) on:
Investment Securities Sold	18	30	11	65
Affiliated Investment Companies Shares Sold	—	(1)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	16	431	4	(60)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,140	6,843	5,800	7,199
Distributions:
Institutional Class Shares	(5,044)	(5,960)	(5,678)	(6,910)
Capital Share Transactions (1):
Shares Issued	23,941	40,612	36,528	42,388
Shares Issued in Lieu of Cash Distributions	5,044	5,958	5,662	6,902
Shares Redeemed	(31,305)	(58,390)	(44,626)	(54,241)
Net Increase (Decrease) from Capital Share Transactions	(2,320)	(11,820)	(2,436)	(4,951)
Total Increase (Decrease) in Net Assets	(2,224)	(10,937)	(2,314)	(4,662)
Net Assets
Beginning of Year	119,535	130,472	140,462	145,124
End of Year	$117,311	$119,535	$138,148	$140,462
(1) Shares Issued and Redeemed:
Shares Issued	2,475	4,211	3,820	4,433
Shares Issued in Lieu of Cash Distributions	524	620	595	727
Shares Redeemed	(3,239)	(6,056)	(4,669)	(5,681)
Net Increase (Decrease) from Shares Issued and Redeemed	(240)	(1,225)	(254)	(521)
See accompanying Notes to Financial Statements.
11

DIMENSIONAL INVESTMENT GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Two-Year Fixed Income Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$9.66	$9.60	$9.44	$9.94	$9.96
Income from Investment Operations (A)
Net Investment Income (Loss)	0.41	0.48	0.31	0.11	(—)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	0.03	0.13	(0.53)	(0.02)
Total from Investment Operations	0.43	0.51	0.44	(0.42)	(0.02)
Less Distributions:
Net Investment Income	(0.42)	(0.45)	(0.28)	(0.08)	(—)
Total Distributions	(0.42)	(0.45)	(0.28)	(0.08)	—
Net Asset Value, End of Year	$9.67	$9.66	$9.60	$9.44	$9.94
Total Return	4.50%	5.40%	4.74%	(4.25%)	(0.18%)
Net Assets, End of Year (thousands)	$117,311	$119,535	$130,472	$129,769	$96,149
Ratio of Expenses to Average Net Assets	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22%	0.22%	0.22%	0.21%	0.24%
Ratio of Net Investment Income to Average Net Assets	4.34%	4.98%	3.22%	1.17%	—
Portfolio Turnover Rate	69%	68%	53%	108%	186%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
12

DIMENSIONAL INVESTMENT GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Two-Year Government Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$9.55	$9.53	$9.29	$9.75	$9.78
Income from Investment Operations (A)
Net Investment Income (Loss)	0.40	0.49	0.24	0.08	(0.01)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	—	0.21	(0.48)	(0.02)
Total from Investment Operations	0.41	0.49	0.45	(0.40)	(0.03)
Less Distributions:
Net Investment Income	(0.40)	(0.47)	(0.21)	(0.06)	—
Total Distributions	(0.40)	(0.47)	(0.21)	(0.06)	—
Net Asset Value, End of Year	$9.56	$9.55	$9.53	$9.29	$9.75
Total Return	4.33%	5.29%	4.92%	(4.06%)	(0.31%)
Net Assets, End of Year (thousands)	$138,148	$140,462	$145,124	$171,964	$165,276
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.17%	0.17%	0.17%	0.17%	0.21%
Ratio of Net Investment Income to Average Net Assets	4.21%	5.15%	2.59%	0.88%	(0.08%)
Portfolio Turnover Rate	66%	34%	75%	121%	108%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
13

DIMENSIONAL INVESTMENT GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios as of October 31, 2025, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the “Portfolios”) are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the "Board"). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated
14

as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i)the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. For the year ended October 31, 2025, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
DFA Two-Year Fixed Income Portfolio	0.14%
DFA Two-Year Government Portfolio	0.10%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver  Agreement for the Portfolios will remain in effect through February 28, 2026. The Fee Waiver  Agreement may only be terminated by the Fund’s Board prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2025, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the year ended October 31, 2025, waived fees/assumed expenses during the year ended October 31, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA Two-Year Fixed Income Portfolio (1)	0.21%	$2	$15
DFA Two-Year Government Portfolio (1)	0.17%	8	—

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment

15

companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	Total
DFA Two-Year Fixed Income Portfolio	$6	$14	$15	$35

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2025, the total related amount paid by the Fund to the CCO was $26 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of October 31, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
DFA Two-Year Fixed Income Portfolio	$3
DFA Two-Year Government Portfolio	4

E. Purchases and Sales of Securities:
For the year ended October 31, 2025, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Two-Year Fixed Income Portfolio	$5,906	$22,986	$25,491	$10,339
DFA Two-Year Government Portfolio	35,529	36,341	—	—
For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
DFA Two-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	—	$12,916	$10,884	—	—	$2,032	176	$2	—
Total	—	$12,916	$10,884	—	—	$2,032		$2	—
16

F. Federal Income Taxes:
Each Portfolio has qualified  and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of non-deductible expenses, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and bond amortization, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Two-Year Fixed Income Portfolio
2024	$5,960	—	$5,960
2025	5,044	—	5,044
DFA Two-Year Government Portfolio
2024	6,910	—	6,910
2025	5,678	—	5,678

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Two-Year Fixed Income Portfolio	$482	—	$(4,424)	$44	$(3,898)
DFA Two-Year Government Portfolio	503	—	(6,585)	(5)	(6,087)
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains (amounts in thousands):
Total
DFA Two-Year Fixed Income Portfolio	$4,424
DFA Two-Year Government Portfolio	6,585
17

During the year ended October 31, 2025, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):
DFA Two-Year Fixed Income Portfolio	$16
DFA Two-Year Government Portfolio	11

As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Two-Year Fixed Income Portfolio	$121,267	$54	$(9)	$45
DFA Two-Year Government Portfolio	148,355	9	(14)	(5)
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained,assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted,unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed$500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2025.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more
18

favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the year ended October 31, 2025.
H. Securities Lending:
Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
I. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
J. Segment Reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about
19

resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
K. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 for the Portfolios, but does not expect the guidance to materially impact the financial statements.
L. Other:
As of October 31, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
DFA Two-Year Fixed Income Portfolio	2	92%	0%
DFA Two-Year Government Portfolio	3	93%	0%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
M. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
20

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (two of the portfolios constituting Dimensional Investment Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025, and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

21

statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

22

TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.
Dimensional Investment Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA Two-Year Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	15%	—	—	39%	—
DFA Two-Year Government Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

23

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
24

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
25

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
26

Item 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
Not applicable
27

DFA-103125-002A-DIG

Annual Financial Statements &
Other Information
Year Ended: October 31, 2025

DIMENSIONAL INVESTMENT GROUP INC.

Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DIMENSIONAL INVESTMENT GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Footnotes
†	See Note B to Financial Statements.
Ɏ	Represents 7 Day subsidized yield as of October 31, 2025
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
1

Global Equity Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (73.2%)
U.S. Core Equity 2 Portfolio	128,989,200	$5,630,378,580
U.S. Core Equity 1 Portfolio	38,292,008	1,878,605,891
DFA Real Estate Securities Portfolio	3,336,570	134,897,527
TOTAL DOMESTIC EQUITIES		7,643,881,998
INTERNATIONAL EQUITIES — (26.8%)
International Core Equity 2 Portfolio	95,526,699	1,866,591,692
Emerging Markets Core Equity 2 Portfolio	30,394,927	884,492,372
DFA International Real Estate Securities Portfolio	12,705,080	50,693,271
TOTAL INTERNATIONAL EQUITIES		2,801,777,335
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,661,180,132)		$10,445,659,333
Summary of the Global Fund's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,445,659,333	—	—	$10,445,659,333
TOTAL	$10,445,659,333	—	—	$10,445,659,333
See accompanying Notes to Financial Statements.
2

Global Allocation 60/40 Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (44.0%)
U.S. Core Equity 2 Portfolio	27,207,915	$1,187,625,483
U.S. Core Equity 1 Portfolio	8,121,864	398,458,653
DFA Real Estate Securities Portfolio	722,684	29,218,115
TOTAL DOMESTIC EQUITIES		1,615,302,251
INTERNATIONAL EQUITIES — (16.3%)
International Core Equity 2 Portfolio	20,310,147	396,860,265
Emerging Markets Core Equity 2 Portfolio	6,545,147	190,463,781
DFA International Real Estate Securities Portfolio	2,853,074	11,383,766
TOTAL INTERNATIONAL EQUITIES		598,707,812
FIXED INCOME (DOMESTIC) — (2.5%)
DFA Inflation-Protected Securities Portfolio	8,162,324	92,071,022
FIXED INCOME (INTERNATIONAL) — (37.2%)
DFA Selectively Hedged Global Fixed Income Portfolio	56,844,993	545,711,929
DFA Short-Term Extended Quality Portfolio	34,419,069	360,711,844
DFA Global Core Plus Fixed Income Portfolio	19,529,435	183,381,397
DFA Five-Year Global Fixed Income Portfolio	17,803,265	181,059,209
DFA World ex U.S. Government Fixed Income Portfolio	10,599,725	91,793,614
TOTAL FIXED INCOME (INTERNATIONAL)		1,362,657,993
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,134,640,941)		$3,668,739,078
Summary of the Global Fund's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$3,668,739,078	—	—	$3,668,739,078
TOTAL	$3,668,739,078	—	—	$3,668,739,078
See accompanying Notes to Financial Statements.
3

Global Allocation 25/75 Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (18.3%)
U.S. Core Equity 2 Portfolio	2,056,294	$89,757,223
U.S. Core Equity 1 Portfolio	610,427	29,947,562
DFA Real Estate Securities Portfolio	53,286	2,154,373
TOTAL DOMESTIC EQUITIES		121,859,158
INTERNATIONAL EQUITIES — (6.7%)
International Core Equity 2 Portfolio	1,522,424	29,748,163
Emerging Markets Core Equity 2 Portfolio	485,589	14,130,641
DFA International Real Estate Securities Portfolio	201,214	802,845
TOTAL INTERNATIONAL EQUITIES		44,681,649
FIXED INCOME (DOMESTIC) — (11.0%)
DFA Inflation-Protected Securities Portfolio	6,490,795	73,216,166
FIXED INCOME (INTERNATIONAL) — (64.0%)
DFA Short-Term Extended Quality Portfolio	19,071,127	199,865,412
DFA Two-Year Global Fixed Income Portfolio	20,292,119	199,674,446
DFA World ex U.S. Government Fixed Income Portfolio	3,066,960	26,559,875
TOTAL FIXED INCOME (INTERNATIONAL)		426,099,733
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $543,724,372)		$665,856,706
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.010% (Cost $47,272)	47,272	47,272
TOTAL INVESTMENTS — (100.0%) (Cost $543,771,644)		$665,903,978
Summary of the Global Fund's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$665,856,706	—	—	$665,856,706
Temporary Cash Investments	47,272	—	—	47,272
TOTAL	$665,903,978	—	—	$665,903,978
See accompanying Notes to Financial Statements.
4

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	Global Equity Portfolio	Global Allocation 60/40 Portfolio	Global Allocation 25/75 Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$10,445,659	$3,668,739	$665,857
Temporary Cash Investments at Value & Cost	—	—	47
Cash	17	—	—
Receivables:
Affiliated Investment Companies Sold	3,226	1,809	797
Dividends and Interest	1	—	1
Fund Shares Sold	1,793	565	215
Prepaid Expenses and Other Assets	20	18	7
Total Assets	10,450,716	3,671,131	666,924
LIABILITIES:
Payables:
Fund Shares Redeemed	4,788	4,028	768
Due to Advisor	295	89	19
Line of Credit	1,352	785	—
Accrued Expenses and Other Liabilities	313	136	32
Total Liabilities	6,748	5,038	819
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$10,443,968	$3,666,093	$666,105
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 263,834,535, 157,738,700 and 46,041,123, respectively, $0.01 Par Value (1)	$39.59	$23.24	$14.47
(1) NUMBER OF SHARES AUTHORIZED	700,000,000	500,000,000	300,000,000
Investments in Affiliated Investment Companies at Cost	$3,661,180	$2,134,641	$543,724
NET ASSETS CONSIST OF:
Paid-In Capital	$3,685,705	$1,970,843	$537,872
Total Distributable Earnings (Loss)	6,758,263	1,695,250	128,233
NET ASSETS	$10,443,968	$3,666,093	$666,105
See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	Global Equity Portfolio	Global Allocation 60/40 Portfolio	Global Allocation 25/75 Portfolio
Investment Income
Dividends	$48	$10	$9
Dividend Income from Affiliates	168,790	100,305	23,879
Total Investment Income	168,838	100,315	23,888
Fund Expenses
Investment Management Fees	19,120	6,950	1,191
Accounting & Transfer Agent Fees	1,540	620	124
Custodian Fees	3	2	2
Filing Fees	78	47	25
Shareholders' Reports	114	42	10
Directors'/Trustees' Fees & Expenses	74	28	5
Professional Fees	64	22	3
Other	197	63	15
Total Fund Expenses	21,190	7,774	1,375
Fees Waived, Expenses Reimbursed by Advisor (Note C)	16,186	5,960	964
Net Expenses	5,004	1,814	411
Net Investment Income (Loss)	163,834	98,501	23,477
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	158,110	223,208	16,608
Futures	255	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	1,325,837	131,058	12,950
Net Realized and Unrealized Gain (Loss)	1,484,202	354,266	29,558
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,648,036	$452,767	$53,035
See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Global Equity Portfolio		Global Allocation 60/40 Portfolio		Global Allocation 25/75 Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$163,834	$165,631	$98,501	$104,036	$23,477	$24,742
Capital Gain Distributions Received from Affiliated Investment Companies	—	18,810	—	5,088	—	417
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	158,110	181,068	223,208	172,739	16,608	27,631
Futures	255	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	1,325,837	2,018,849	131,058	448,234	12,950	31,216
Net Increase (Decrease) in Net Assets Resulting from Operations	1,648,036	2,384,358	452,767	730,097	53,035	84,006
Distributions:
Institutional Class Shares	(337,099)	(318,645)	(256,720)	(199,577)	(47,181)	(37,652)
Capital Share Transactions:
Shares Issued	1,144,810	967,419	354,563	403,134	99,679	66,510
Shares Issued in Lieu of Cash Distributions	333,882	315,778	254,853	196,127	47,113	37,574
Shares Redeemed	(1,611,505)	(1,646,593)	(914,447)	(824,684)	(170,840)	(191,305)
Net Increase (Decrease) from Capital Share Transactions	(132,813)	(363,396)	(305,031)	(225,423)	(24,048)	(87,221)
Total Increase (Decrease) in Net Assets	1,178,124	1,702,317	(108,984)	305,097	(18,194)	(40,867)
Net Assets
Beginning of Year	9,265,844	7,563,527	3,775,077	3,469,980	684,299	725,166
End of Year	$10,443,968	$9,265,844	$3,666,093	$3,775,077	$666,105	$684,299
(1) Shares Issued and Redeemed:
Shares Issued	31,842	30,155	16,347	19,308	7,093	4,743
Shares Issued in Lieu of Cash Distributions	9,373	10,188	11,865	9,700	3,385	2,720
Shares Redeemed	(44,950)	(51,074)	(42,060)	(39,363)	(12,157)	(13,675)
Net Increase (Decrease) from Shares Issued and Redeemed	(3,735)	(10,731)	(13,848)	(10,355)	(1,679)	(6,212)
See accompanying Notes to Financial Statements.
7

DIMENSIONAL INVESTMENT GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Global Equity Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$34.63	$27.18	$26.41	$32.62	$23.39
Income from Investment Operations (A)
Net Investment Income (Loss)	0.61	0.60	0.51	0.57	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	5.62	8.01	1.58	(5.36)	9.49
Total from Investment Operations	6.23	8.61	2.09	(4.79)	9.95
Less Distributions:
Net Investment Income	(0.61)	(0.60)	(0.52)	(0.57)	(0.46)
Net Realized Gains	(0.66)	(0.56)	(0.80)	(0.85)	(0.26)
Total Distributions	(1.27)	(1.16)	(1.32)	(1.42)	(0.72)
Net Asset Value, End of Year	$39.59	$34.63	$27.18	$26.41	$32.62
Total Return	18.43%	32.22%	7.90%	(15.15%)	42.97%
Net Assets, End of Year (thousands)	$10,443,968	$9,265,844	$7,563,527	$7,341,594	$9,096,707
Ratio of Expenses to Average Net Assets *(B)	0.25%	0.26%	0.25%	0.25%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.42%	0.43%	0.43%	0.43%	0.45%
Ratio of Net Investment Income to Average Net Assets	1.71%	1.87%	1.83%	1.95%	1.54%
Portfolio Turnover Rate	6%	4%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20%	0.20%	0.21%	0.21%	0.22%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
8

DIMENSIONAL INVESTMENT GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Global Allocation 60/40 Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$22.00	$19.07	$18.71	$22.61	$18.74
Income from Investment Operations (A)
Net Investment Income (Loss)	0.59	0.58	0.36	0.40	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	2.18	3.47	0.87	(3.18)	4.33
Total from Investment Operations	2.77	4.05	1.23	(2.78)	4.58
Less Distributions:
Net Investment Income	(0.58)	(0.57)	(0.34)	(0.40)	(0.26)
Net Realized Gains	(0.95)	(0.55)	(0.53)	(0.72)	(0.45)
Total Distributions	(1.53)	(1.12)	(0.87)	(1.12)	(0.71)
Net Asset Value, End of Year	$23.24	$22.00	$19.07	$18.71	$22.61
Total Return	13.24%	21.79%	6.62%	(12.85%)	24.80%
Net Assets, End of Year (thousands)	$3,666,093	$3,775,077	$3,469,980	$3,569,416	$4,553,922
Ratio of Expenses to Average Net Assets *(B)	0.24%	0.25%	0.25%	0.24%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.40%	0.41%	0.42%	0.41%	0.43%
Ratio of Net Investment Income to Average Net Assets	2.69%	2.77%	1.87%	1.95%	1.18%
Portfolio Turnover Rate	4%	4%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19%	0.20%	0.20%	0.20%	0.21%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
9

DIMENSIONAL INVESTMENT GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Global Allocation 25/75 Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$14.34	$13.45	$13.20	$15.03	$13.99
Income from Investment Operations (A)
Net Investment Income (Loss)	0.50	0.49	0.37	0.24	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.64	1.15	0.29	(1.51)	1.22
Total from Investment Operations	1.14	1.64	0.66	(1.27)	1.38
Less Distributions:
Net Investment Income	(0.48)	(0.48)	(0.32)	(0.24)	(0.16)
Net Realized Gains	(0.53)	(0.27)	(0.09)	(0.32)	(0.18)
Total Distributions	(1.01)	(0.75)	(0.41)	(0.56)	(0.34)
Net Asset Value, End of Year	$14.47	$14.34	$13.45	$13.20	$15.03
Total Return	8.38%	12.44%	5.06%	(8.72%)	10.01%
Net Assets, End of Year (thousands)	$666,105	$684,299	$725,166	$807,967	$1,071,186
Ratio of Expenses to Average Net Assets *(B)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.39%	0.39%	0.39%	0.40%	0.40%
Ratio of Net Investment Income to Average Net Assets	3.55%	3.50%	2.70%	1.73%	1.11%
Portfolio Turnover Rate	10%	5%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.17%	0.17%	0.18%	0.18%	0.19%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
10

DIMENSIONAL INVESTMENT GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers ten portfolios, three of which, the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a “Global Fund” and collectively, the “Global Funds”), are presented in this report. The remaining operational portfolios are presented in separate reports.
The Global Funds are investment companies and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
The Global Funds are “Funds of Funds” that achieve their investment objectives by allocating their assets among other portfolios within DFA Investment Dimensions Group Inc. (“IDG”) (collectively, the “Underlying Funds”). The Global Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ financial statements are not included in this report. Copies of the Underlying Funds’ financial statements are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of October 31, 2025, the Global Funds were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/25
Global Equity Portfolio	U.S. Core Equity 1 Portfolio	5%
	U.S. Core Equity 2 Portfolio	16%
	DFA Real Estate Securities Portfolio	2%
	International Core Equity 2 Portfolio	5%
	Emerging Markets Core Equity 2 Portfolio	3%
	DFA International Real Estate Securities Portfolio	2%

Global Allocation 60/40 Portfolio	U.S. Core Equity 1 Portfolio	1%
	U.S. Core Equity 2 Portfolio	3%
	DFA Real Estate Securities Portfolio	—
	International Core Equity 2 Portfolio	1%
	DFA Selectively Hedged Global Fixed Income Portfolio	52%
	Emerging Markets Core Equity 2 Portfolio	1%
	DFA Five-Year Global Fixed Income Portfolio	2%
	DFA Inflation-Protected Securities Portfolio	2%
	DFA Short-Term Extended Quality Portfolio	6%
	DFA World ex U.S. Government Fixed Income Portfolio	9%
	DFA Global Core Plus Fixed Income Portfolio	7%
	DFA International Real Estate Securities Portfolio	—

Global Allocation 25/75 Portfolio	U.S. Core Equity 1 Portfolio	—
	U.S. Core Equity 2 Portfolio	—
11

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/25
	DFA Real Estate Securities Portfolio	—
	International Core Equity 2 Portfolio	—
	DFA Two-Year Global Fixed Income Portfolio	4%
	Emerging Markets Core Equity 2 Portfolio	—
	DFA Inflation-Protected Securities Portfolio	1%
	DFA Short-Term Extended Quality Portfolio	3%
	DFA World ex U.S. Government Fixed Income Portfolio	3%
	DFA International Real Estate Securities Portfolio	—
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Global Funds use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including a Global Fund's own assumptions in determining the fair value of investments)
A valuation hierarchy table is included at the end of the Global Funds' Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Global Funds, and advised by Dimensional Fund Advisors LP (the “Advisor”): the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i)
12

the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund (the "Board"); and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund or Global Funds are allocated using methods approved by the Board, generally based on average net assets.
C. Investment Advisor:
The Advisor provides investment management services to the Global Funds. For the year ended October 31, 2025, the Global Funds' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
Global Equity Portfolio	0.20%
Global Allocation 60/40 Portfolio	0.19%
Global Allocation 25/75 Portfolio	0.18%

Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has agreed to waive certain fees of the Global Funds, as described below. The Fee Waiver Agreement for the Global Funds will remain in effect through February 28, 2026 and may only be terminated by the Board prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.
Pursuant to the Fee Waiver Agreement, in order to limit the total management fees received by the Advisor, the Advisor has agreed to waive the management fee each Global Fund pays to the Advisor to the extent necessary to limit the proportionate share of the total combined management fee paid by a class of each Global Fund and management fees paid by each Global Fund’s Underlying Funds to the Advisor, except for fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund on an annualized basis (the “Annualized Expense Ratio”), to the Total Management Fee Limits listed below based on a percentage of average net assets of a class of a Global Fund on an annualized basis. The maximum amount waived under this waiver is the full amount of a Global Fund’s management fee to the Advisor.
During the year ended October 31, 2025, the Global Funds had Total Management Fee Limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Annualized Expense Ratio of a class of a Global Fund is less than the Total Management Fee Limit listed below for such class of the Global Fund, the Advisor retains the right to recover fees previously waived to the extent that the Annualized Expense Ratio following such recovery would be less than the Total Management Fee Limit that was in place when such prior year fees were waived, and less than the current Total Management Fee Limit in place for the Global Fund. The recovered previously waived fees during the year ended October 31, 2025, waived fees during the year ended October 31, 2025, and previously waived fees subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Global Funds are not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement.
13

Institutional Class Shares	Total Management Fee Limit	Recovery of Previously Assumed Expenses	Assumed Expenses
Global Equity Portfolio	0.20%	—	$16,186
Global Allocation 60/40 Portfolio	0.19%	—	5,960
Global Allocation 25/75 Portfolio	0.18%	—	964

	Previously Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	Total
Global Equity Portfolio	$14,214	$15,027	$16,186	$45,427
Global Allocation 60/40 Portfolio	6,194	6,119	5,960	18,273
Global Allocation 25/75 Portfolio	1,202	1,028	963	3,193

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2025, the total related amount paid by the Fund to the CCO was $26 (in thousands). The total related amount paid by each of the Global Funds are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of October 31, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
Global Equity Portfolio	$49
Global Allocation 60/40 Portfolio	32
Global Allocation 25/75 Portfolio	8

E. Purchases and Sales of Securities:
For the year ended October 31, 2025, the Global Funds' transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
14

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$5,003,935	$261,089	$371,074	$80,156	$656,274	$5,630,380	128,989	$60,268	—
U.S. Core Equity 1 Portfolio	1,668,614	77,325	122,847	35,386	220,127	1,878,605	38,292	20,051	—
International Core Equity 2 Portfolio	1,654,082	162,090	301,503	41,648	310,274	1,866,591	95,527	55,802	—
Emerging Markets Core Equity 2 Portfolio	742,870	84,420	87,891	2,419	142,674	884,492	30,395	26,464	—
DFA Real Estate Securities Portfolio	148,158	10,454	15,426	669	(8,957)	134,898	3,337	3,575	—
DFA International Real Estate Securities Portfolio	48,651	5,504	6,739	(2,168)	5,445	50,693	12,705	2,630	—
Total	$9,266,310	$600,882	$905,480	$158,110	$1,325,837	$10,445,659		$168,790	—
Global Allocation 60/40 Portfolio
U.S. Core Equity 2 Portfolio	$1,218,259	$22,132	$219,890	$139,867	$27,257	$1,187,625	27,208	$13,785	—
DFA Selectively Hedged Global Fixed Income Portfolio	570,068	40,451	68,067	(2,638)	5,898	545,712	56,845	24,612	—
U.S. Core Equity 1 Portfolio	407,072	4,606	71,505	51,401	6,885	398,459	8,122	4,604	—
International Core Equity 2 Portfolio	405,272	12,850	103,018	33,847	47,909	396,860	20,310	12,850	—
DFA Short-Term Extended Quality Portfolio	378,629	18,761	39,447	(1,494)	4,263	360,712	34,419	15,407	—
Emerging Markets Core Equity 2 Portfolio	183,663	6,194	32,549	7,101	26,055	190,464	6,545	6,194	—
DFA Global Core Plus Fixed Income Portfolio	186,405	9,574	16,460	(2,247)	6,109	183,381	19,529	7,910	—
DFA Five-Year Global Fixed Income Portfolio	189,601	7,914	17,146	(1,440)	2,130	181,059	17,803	7,795	—
DFA Inflation-Protected Securities Portfolio	94,099	2,807	7,597	(444)	3,206	92,071	8,162	2,807	—
DFA World ex U.S. Government Fixed Income Portfolio	93,877	2,797	6,672	(1,358)	3,150	91,794	10,600	2,797	—
DFA Real Estate Securities Portfolio	37,567	872	7,305	1,538	(3,454)	29,218	723	873	—
DFA International Real Estate Securities Portfolio	12,374	670	2,385	(925)	1,650	11,384	2,853	671	—
Total	$3,776,886	$129,628	$592,041	$223,208	$131,058	$3,668,739		$100,305	—
15

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
Global Allocation 25/75 Portfolio
DFA Short-Term Extended Quality Portfolio	$206,872	$18,450	$26,967	$(950)	$2,460	$199,865	19,071	$8,474	—
DFA Two-Year Global Fixed Income Portfolio	207,019	20,400	27,130	(437)	(178)	199,674	20,292	9,492	—
U.S. Core Equity 2 Portfolio	90,983	11,010	25,159	11,071	1,852	89,757	2,056	1,034	—
DFA Inflation-Protected Securities Portfolio	74,833	5,888	9,676	(468)	2,640	73,217	6,491	2,220	—
U.S. Core Equity 1 Portfolio	30,218	2,744	7,462	3,861	587	29,948	610	343	—
International Core Equity 2 Portfolio	30,032	2,570	9,048	3,293	2,901	29,748	1,522	953	—
DFA World ex U.S. Government Fixed Income Portfolio	27,174	1,807	2,963	(563)	1,105	26,560	3,067	804	—
Emerging Markets Core Equity 2 Portfolio	13,511	1,224	3,072	703	1,765	14,131	486	451	—
DFA Real Estate Securities Portfolio	2,683	131	521	151	(290)	2,154	53	62	—
DFA International Real Estate Securities Portfolio	879	66	197	(53)	108	803	201	46	—
Total	$684,204	$64,290	$112,195	$16,608	$12,950	$665,857		$23,879	—
F. Federal Income Taxes:
Each Global Fund has qualified  and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences  as of October 31, 2025, can occur as a result of realized gains on securities considered to be passive foreign investment companies, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Global Equity Portfolio
2024	$164,139	$154,506	$318,645
16

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2025	$162,228	$174,871	$337,099
Global Allocation 60/40 Portfolio
2024	100,571	99,006	199,577
2025	96,069	160,651	256,720
Global Allocation 25/75 Portfolio
2024	23,731	13,921	37,652
2025	22,181	25,000	47,181

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Global Equity Portfolio	—	$145,722	—	$6,612,591	$6,758,313
Global Allocation 60/40 Portfolio	—	202,425	—	1,492,708	1,695,133
Global Allocation 25/75 Portfolio	—	16,520	—	111,717	128,237
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Global Funds did not have any capital loss carryforwards available to offset future realized capital gains.
During the year ended October 31, 2025, the Global Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Equity Portfolio	$3,833,068	$6,615,832	$(3,241)	$6,612,591
Global Allocation 60/40 Portfolio	2,176,031	1,527,171	(34,463)	1,492,708
Global Allocation 25/75 Portfolio	554,187	116,172	(4,455)	111,717
The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and other book to tax differences.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Global Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Global Fund's tax positions and has concluded that no additional provision for income tax is required in any Global Fund's financial statements. No Global Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Global Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
17

G. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
For the year ended October 31, 2025, borrowings by the Global Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2025
Global Equity Portfolio	5.08%	$1,861	257	$67	$16,919	$1,352
Global Allocation 60/40 Portfolio	5.09%	1,283	254	46	9,312	785
Global Allocation 25/75 Portfolio	5.11%	630	92	8	5,100	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025, that each Global Fund's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order"), the Global Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.
18

For the year ended October 31, 2025, activity by the following Portfolio under the interfund lending program was as follows (amounts in thousands, except percentages and days):
	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2025
Global Equity Portfolio	Borrower	4.70%	$21,495	1	$3	$21,495	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025 that Global Fund utilized the interfund lending program.
H. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
I. Segment Reporting:
In this reporting period, the Global Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each of the Global Funds' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Global Funds’ CODM. Each of the Global Funds represents a single operating segment, as the CODM monitors the operating results of the Global Funds as a whole. Each of the Global Funds’ long-term strategic asset allocation is executed by its portfolio management team and guided by each of the Global Funds’ investment objective and principal investment strategies, as described in each of the Global Funds' respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each of the Global Funds’ Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
J. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of ASU 2023-09 for the Global Funds, but does not expect the guidance to materially impact the financial statements.
K. Other:
As of October 31, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Global Funds' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Global Funds’ performance.
19

	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
Global Equity Portfolio	2	72%	0%
Global Allocation 60/40 Portfolio	3	79%	0%
Global Allocation 25/75 Portfolio	4	84%	0%
The Global Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Global Funds, individually or in aggregate, will not have a material adverse impact on the Global Funds' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
L. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Global Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
20

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (three of the portfolios constituting Dimensional Investment Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025, and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the transfer agents of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

21

TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.
Dimensional Investment Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Global Equity Portfolio	48%	—	52%	—	—	100%	50%	83%	—	3%	45%	1%	—
Global Allocation 60/40 Portfolio	37%	—	63%	—	—	100%	19%	32%	—	1%	18%	25%	—
Global Allocation 25/75 Portfolio	47%	—	53%	—	—	100%	6%	10%	—	—	6%	37%	—

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

22

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
23

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
24

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
25

Item 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
Not applicable
26

DFA-103125-007A

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	This item is not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	This item is not applicable.

(a)(5)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	January 7, 2026

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Co-Chief Investment Officer

Date:	January 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional Investment Group Inc.

Date:	January 7, 2026

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional Investment Group Inc.

Date:	January 7, 2026

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional Investment Group Inc.

Date:	January 7, 2026